                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                                     811-3258
Investment Company Act file number  ------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
           (Address of principal executive offices)       (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end:       October 31

Date of reporting period:      November 1, 2011 - April 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

SEMI-ANNUAL REPORT

six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

/s/ David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses............................................   3
   Disclosure of Portfolio Holdings.......................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       Enhanced U.S. Large Company Portfolio..............................  11
       U.S. Large Cap Value Portfolio.....................................  15
       U.S. Targeted Value Portfolio......................................  16
       U.S. Small Cap Value Portfolio.....................................  19
       U.S. Core Equity 1 Portfolio.......................................  22
       U.S. Core Equity 2 Portfolio.......................................  25
       U.S. Vector Equity Portfolio.......................................  28
       U.S. Small Cap Portfolio...........................................  31
       U.S. Micro Cap Portfolio...........................................  34
       DFA Real Estate Securities Portfolio...............................  37
       Large Cap International Portfolio..................................  39
       International Core Equity Portfolio................................  43
       International Small Company Portfolio..............................  48
       Japanese Small Company Portfolio...................................  49
       Asia Pacific Small Company Portfolio...............................  49
       United Kingdom Small Company Portfolio.............................  50
       Continental Small Company Portfolio................................  50
       DFA International Real Estate Securities Portfolio.................  51
       DFA Global Real Estate Securities Portfolio........................  54
       DFA International Small Cap Value Portfolio........................  55
       International Vector Equity Portfolio..............................  59
       World ex U.S. Value Portfolio......................................  64
       Selectively Hedged Global Equity Portfolio.........................  65
       Emerging Markets Portfolio.........................................  66
       Emerging Markets Small Cap Portfolio...............................  66
       Emerging Markets Value Portfolio...................................  67
       Emerging Markets Core Equity Portfolio.............................  68
   Statements of Assets and Liabilities...................................  72
   Statements of Operations...............................................  79
   Statements of Changes in Net Assets....................................  86
   Financial Highlights...................................................  95
   Notes to Financial Statements.......................................... 112

TABLE OF CONTENTS
CONTINUED


                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................... 140
   Consolidated Disclosure of Portfolio Holdings.......................... 141
   Consolidated Schedule of Investments................................... 142
   Consolidated Statement of Assets and Liabilities....................... 148
   Consolidated Statement of Operations................................... 149
   Consolidated Statements of Changes in Net Assets....................... 150
   Consolidated Financial Highlights...................................... 151
   Consolidated Notes to Financial Statements............................. 152
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................ 164
   Disclosure of Portfolio Holdings....................................... 166
   Schedule of Investments/Summary Schedule of Portfolio Holdings.........
       DFA International Value Portfolio.................................. 167
       U.S. Large Company Portfolio....................................... 168
   Statements of Assets and Liabilities................................... 171
   Statements of Operations............................................... 172
   Statements of Changes in Net Assets.................................... 173
   Financial Highlights................................................... 174
   Notes to Financial Statements.......................................... 176
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................ 187
   Disclosure of Portfolio Holdings....................................... 189
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       The U.S. Large Cap Value Series.................................... 191
       The DFA International Value Series................................. 194
       The Japanese Small Company Series.................................. 198
       The Asia Pacific Small Company Series.............................. 201
       The United Kingdom Small Company Series............................ 204
       The Continental Small Company Series............................... 207
       The Canadian Small Company Series.................................. 211
       The Emerging Markets Series........................................ 214
       The Emerging Markets Small Cap Series.............................. 218
   Statements of Assets and Liabilities................................... 222
   Statements of Operations............................................... 224
   Statements of Changes in Net Assets.................................... 226
   Financial Highlights................................................... 229
   Notes to Financial Statements.......................................... 234

TABLE OF CONTENTS
CONTINUED

                                                                           PAGE
                                                                           ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses............................................ 244
   Disclosure of Portfolio Holdings....................................... 245
   Summary Schedule of Portfolio Holdings................................. 246
   Statement of Assets and Liabilities.................................... 250
   Statement of Operations................................................ 251
   Statements of Changes in Net Assets.................................... 252
   Financial Highlights................................................... 253
   Notes to Financial Statements.......................................... 254
VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................... 261
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.......................... 262

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  FHLMC   Federal Home Loan Mortgage Corporation
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company
  REIT    Real Estate Investment Trust
  SPDR    Standard & Poor's Depository Receipts

Investment Footnotes

  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  ^       Denominated in local currency or the Euro, unless otherwise noted.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2012.
  (g)     Face Amount denominated in British Pounds.
  (c)     Face Amount denominated in Canadian Dollars.
  (e)     Face Amount denominated in Euro.
  (u)     Face Amount denominated in United States Dollars.
  ^^      Security segregated as collateral for the Open Futures Contracts.
  <>      Security segregated as collateral for Swap Agreements.
  (S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --      Amounts designated as -- are either zero or rounded to zero.
  RIC     Registered Investment Company
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,129.02    0.26%    $1.38
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.57    0.26%    $1.31

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
--------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,106.43    0.28%    $1.47
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.47    0.28%    $1.41

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares........................... $1,000.00 $1,115.74    0.48%    $2.53
   Class R2 Shares........................... $1,000.00 $1,114.67    0.63%    $3.31
   Institutional Class Shares................ $1,000.00 $1,116.29    0.38%    $2.00
Hypothetical 5% Annual Return
   Class R1 Shares........................... $1,000.00 $1,022.48    0.48%    $2.41
   Class R2 Shares........................... $1,000.00 $1,021.73    0.63%    $3.17
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,119.29    0.53%    $2.79
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,122.50    0.20%    $1.06
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.87    0.20%    $1.01

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,120.16    0.22%    $1.16
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.77    0.22%    $1.11

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,118.36    0.33%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.22    0.33%    $1.66

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,113.36    0.38%    $2.00
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,109.39    0.53%    $2.78
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,144.95    0.27%    $1.44
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.52    0.27%    $1.36

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,036.76    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.37    0.30%    $1.51

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,042.78    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.87    0.40%    $2.01

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,063.32    0.56%    $2.87
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,083.15    0.56%    $2.90
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,066.17    0.60%    $3.08
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        11/01/11  04/30/12    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,147.16    0.60%    $3.20
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,021.25    0.60%    $3.02
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,078.85    0.41%    $2.12
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.82    0.41%    $2.06

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,118.00    0.37%    $1.95
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,023.02    0.37%    $1.86

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,068.91    0.71%    $3.65
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.33    0.71%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,046.76    0.54%    $2.75
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.18    0.54%    $2.72

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,017.06    0.60%    $3.01
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,093.91    0.40%    $1.93
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.87    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,044.65    0.60%    $3.05
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,059.35    0.79%    $4.04
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,020.93    0.79%    $3.97

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
   Class R2 Shares........................... $1,000.00 $1,022.37    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,023.48    0.60%    $3.02
Hypothetical 5% Annual Return
   Class R2 Shares........................... $1,000.00 $1,020.64    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,043.37    0.65%    $3.30
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.63    0.65%    $3.27

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).
**** The Selectively Hedged Global Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 14, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

  FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  U.S. Large Cap Value Portfolio..............              100.0%
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUND OF FUNDS

  International Small Company Portfolio.......              100.0%
  DFA Global Real Estate Securities Portfolio.              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  26.7%
                   Government.........................  11.5%
                   Foreign Corporate..................  27.4%
                   Foreign Government.................  29.1%
                   Supranational......................   5.3%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.4%
                   Consumer Staples...................   4.4%
                   Energy.............................   9.1%
                   Financials.........................  24.4%
                   Health Care........................   7.0%
                   Industrials........................  15.6%
                   Information Technology.............  13.1%
                   Materials..........................   8.6%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.2%
                   Consumer Staples...................   6.4%
                   Energy.............................  11.4%
                   Financials.........................  18.7%
                   Health Care........................  10.5%
                   Industrials........................  14.1%
                   Information Technology.............  14.0%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.1%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  18.0%
                   Consumer Staples...................   4.2%
                   Energy.............................   4.7%
                   Financials.........................  15.6%
                   Health Care........................  11.5%
                   Industrials........................  17.5%
                   Information Technology.............  19.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   1.9%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.8%
                   Consumer Staples...................   3.8%
                   Energy.............................   9.1%
                   Financials.........................  23.3%
                   Health Care........................   5.1%
                   Industrials........................  18.3%
                   Information Technology.............  13.2%
                   Materials..........................   7.9%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.4%
                   Consumer Staples...................   5.3%
                   Energy.............................  10.0%
                   Financials.........................  23.9%
                   Health Care........................   8.5%
                   Industrials........................  14.5%
                   Information Technology.............  12.8%
                   Materials..........................   5.9%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.0%
                   Energy.............................  10.4%
                   Financials.........................  15.8%
                   Health Care........................  10.6%
                   Industrials........................  13.0%
                   Information Technology.............  17.4%
                   Materials..........................   5.0%
                   Other..............................    --
                   Real Estate Investment Trusts......   0.1%
                   Telecommunication Services.........   2.5%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  18.2%
                   Consumer Staples...................   4.5%
                   Energy.............................   5.0%
                   Financials.........................  15.3%
                   Health Care........................  10.3%
                   Industrials........................  18.5%
                   Information Technology.............  18.9%
                   Materials..........................   5.3%
                   Other..............................    --
                   Telecommunication Services.........   0.8%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............  10.4%
                   Consumer Staples...................  10.4%
                   Energy.............................  10.4%
                   Financials.........................  22.8%
                   Health Care........................   8.7%
                   Industrials........................  12.3%
                   Information Technology.............   4.4%
                   Materials..........................  11.8%
                   Other..............................    --
                   Telecommunication Services.........   5.2%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     INTERNATIONAL CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  13.1%
      Consumer Staples............................................   7.0%
      Energy......................................................  10.3%
      Financials..................................................  23.7%
      Health Care.................................................   5.0%
      Industrials.................................................  16.7%
      Information Technology......................................   5.6%
      Materials...................................................  12.3%
      Other.......................................................    --
      Telecommunication Services..................................   3.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%
                    INTERNATIONAL VECTOR EQUITY PORTFOLIO

      Consumer Discretionary......................................  14.7%
      Consumer Staples............................................   5.9%
      Energy......................................................   9.1%
      Financials..................................................  23.0%
      Health Care.................................................   4.2%
      Industrials.................................................  18.6%
      Information Technology......................................   6.4%
      Materials...................................................  13.5%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   2.7%
      Utilities...................................................   1.9%
                                                                   -----
                                                                   100.0%
              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

      Consumer Discretionary......................................   0.2%
      Financials..................................................   0.2%
      Real Estate Investment Trusts...............................  99.6%
                                                                   -----
                                                                   100.0%
                    EMERGING MARKETS CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  10.3%
      Consumer Staples............................................   7.9%
      Energy......................................................  10.6%
      Financials..................................................  24.0%
      Health Care.................................................   1.8%
      Industrials.................................................  11.1%
      Information Technology......................................  11.1%
      Materials...................................................  14.2%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   5.3%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%
                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

      Consumer Discretionary......................................  19.0%
      Consumer Staples............................................   4.8%
      Energy......................................................   6.5%
      Financials..................................................  18.6%
      Health Care.................................................   2.0%
      Industrials.................................................  25.7%
      Information Technology......................................   5.6%
      Materials...................................................  16.9%
      Other.......................................................    --
      Telecommunication Services..................................   0.5%
      Utilities...................................................   0.4%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 BONDS -- (83.0%)
 AUSTRALIA -- (2.9%)
 BHP Billiton Finance USA, Ltd.
 (u)  4.800%, 04/15/13....................................    600  $   624,810
 Westpac Banking Corp.
 (e)  6.500%, 06/24/13....................................  3,500    4,909,331
                                                                   -----------
 TOTAL AUSTRALIA..........................................           5,534,141
                                                                   -----------
 CANADA -- (10.6%)
 Bank of Nova Scotia
 (u)  2.250%, 01/22/13....................................  1,300    1,315,257
 British Columbia, Province of Canada
      5.500%, 04/24/13....................................  2,000    2,102,141
 Canada Housing Trust
      2.200%, 03/15/14....................................  5,000    5,131,042
 Canadian Imperial Bank of Commerce
 (u)  1.450%, 09/13/13....................................    600      607,213
 Canadian National Railway Co.
 (u)  4.400%, 03/15/13....................................    600      619,955
 Canadian Natural Resources, Ltd.
 (u)  5.150%, 02/01/13....................................    600      620,095
 Encana Corp.
 (u)  4.750%, 10/15/13....................................    800      839,962
 Ontario, Province of Canada
      5.500%, 04/17/13....................................  4,000    4,198,767
 Toronto-Dominion Bank (The)
      4.854%, 02/13/13....................................  4,000    4,154,558
 TransCanada PipeLines, Ltd.
 (u)  4.000%, 06/15/13....................................    685      710,784
                                                                   -----------
 TOTAL CANADA.............................................          20,299,774
                                                                   -----------
 DENMARK -- (3.6%)
 FIH Erhvervsbank A.S.
 (u)  2.450%, 08/17/12....................................  2,800    2,813,742
 Kommunekredit A.S.
 (u)  1.250%, 09/03/13....................................  4,000    4,028,304
                                                                   -----------
 TOTAL DENMARK............................................           6,842,046
                                                                   -----------
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)1.007%, 02/07/13...................................    500      500,560
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 FRANCE -- (12.1%)
 Caisse D'amortissement de la Dette Sociale SA
 (u)  1.625%, 03/17/14....................................  5,000  $ 5,036,640
 French Treasury Note BTAN
      2.500%, 01/12/14....................................  3,500    4,786,998
 Reseau Ferre de France
      4.625%, 03/17/14....................................  3,000    4,222,302
 Societe Financement de L'economie Francaise SA
      3.250%, 01/16/14....................................  3,500    4,813,721
 Total Capital SA
 (g)  5.500%, 01/29/13....................................  2,500    4,180,806
                                                                   -----------
 TOTAL FRANCE.............................................          23,040,467
                                                                   -----------
 GERMANY -- (6.3%)
 Deutsche Bank AG
 (u)  2.375%, 01/11/13....................................    600      605,360
 Kreditanstalt fur Wiederaufbau
 (u)  4.000%, 10/15/13....................................  3,000    3,152,700
 Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14....................................  3,000    4,145,501
 Landwirtschaftliche Rentenbank
 (u)  4.125%, 07/15/13....................................  4,000    4,169,164
                                                                   -----------
 TOTAL GERMANY............................................          12,072,725
                                                                   -----------
 NETHERLANDS -- (8.1%)
 Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14....................................  3,000    4,185,847
 Diageo Finance BV
 (u)  5.500%, 04/01/13....................................    600      627,155
 Koninklijke Philips Electronics NV
 (u)  7.250%, 08/15/13....................................  1,000    1,080,768
 Rabobank Nederland NV
 (u)  2.500%, 12/12/13....................................  2,000    2,031,880
      4.375%, 01/22/14....................................  2,000    2,783,520
 SNS Bank NV
      3.500%, 03/10/14....................................  3,500    4,856,246
                                                                   -----------
 TOTAL NETHERLANDS........................................          15,565,416
                                                                   -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
 NORWAY -- (1.5%)
 Eksportfinans ASA
 (u)  1.875%, 04/02/13.....................................  3,000  $2,940,051
                                                                    ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
 Eurofima
 (c)  4.875%, 12/04/12.....................................  2,500   2,570,327
 (u)  4.250%, 02/04/14.....................................  2,500   2,637,750
 European Investment Bank
 (u)  5.250%, 05/15/13.....................................  4,000   4,193,464
                                                                    ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          9,401,541
                                                                    ----------
 SWEDEN -- (2.6%)
 Svenska Handelsbanken AB
 (e)  4.875%, 03/25/14.....................................  3,500   4,943,902
                                                                    ----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u)  5.000%, 05/15/13.....................................    600     622,753
                                                                    ----------
 UNITED KINGDOM -- (2.5%)
 Barclays Bank P.L.C.
 (u)  5.450%, 09/12/12.....................................  1,500   1,524,175
 BP Capital Markets P.L.C.
 (u)  5.250%, 11/07/13.....................................  1,250   1,330,185
 Diageo Capital P.L.C.
 (u)  7.375%, 01/15/14.....................................    800     889,609
 Vodafone Group P.L.C.
 (u)  5.000%, 12/16/13.....................................  1,000   1,066,395
                                                                    ----------
 TOTAL UNITED KINGDOM......................................          4,810,364
                                                                    ----------
 UNITED STATES -- (27.3%)
 Allstate Corp. (The)
      7.500%, 06/15/13..................................... $  489     525,331
 American Express Bank FSB
      5.550%, 10/17/12.....................................    600     613,435
 American Express Credit Corp.
      7.300%, 08/20/13.....................................    500     539,726
 Anheuser-Busch Cos., Inc.
      4.375%, 01/15/13.....................................    700     717,816
 Apache Corp.
      5.250%, 04/15/13.....................................    700     731,126
 Assurant, Inc.
      5.625%, 02/15/14.....................................  1,000   1,049,440

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- ----------
                                                             (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
      4.950%, 01/15/13..................................... $  600  $  618,479
      6.700%, 11/15/13.....................................    600     653,819
 Avery Dennison Corp.
      4.875%, 01/15/13.....................................    600     617,391
 Bank of New York Mellon Corp. (The)
      4.500%, 04/01/13.....................................  3,000   3,110,487
 Baxter International, Inc.
      1.800%, 03/15/13.....................................    800     809,944
 BB&T Corp.
      3.375%, 09/25/13.....................................    600     621,022
 BlackRock, Inc.
      2.250%, 12/10/12.....................................    600     606,524
 Bristol-Myers Squibb Co.
      5.250%, 08/15/13.....................................    345     366,109
 Burlington Northern Santa Fe LLC
      4.300%, 07/01/13.....................................    600     622,211
 Campbell Soup Co.
      4.875%, 10/01/13.....................................    251     266,010
 Caterpillar Financial Services Corp.
      2.000%, 04/05/13.....................................    650     659,470
 CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.....................................    600     637,414
 Cisco Systems, Inc.
      1.625%, 03/14/14.....................................  1,000   1,021,745
 Citigroup, Inc.
      5.300%, 10/17/12.....................................  1,400   1,427,657
 Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13.....................................    948     952,488
 Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13.....................................    600     640,028
 Computer Sciences Corp.
      5.000%, 02/15/13.....................................    600     618,000
 Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13.....................................    250     258,851
 Daimler Finance North America LLC
      6.500%, 11/15/13.....................................  1,500   1,625,409
 Dell, Inc.
      1.400%, 09/10/13.....................................    600     606,359
 Dominion Resources, Inc.
      5.000%, 03/15/13.....................................    600     622,078

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................ $  385 $    393,015
eBay, Inc.
   0.875%, 10/15/13........................................    800      805,930
Enterprise Products Operating LLC
   9.750%, 01/31/14........................................  1,000    1,141,409
EOG Resources, Inc.
   6.125%, 10/01/13........................................    800      858,920
Fifth Third Bancorp
   6.250%, 05/01/13........................................    600      631,062
General Electric Capital Corp.
   1.875%, 09/16/13........................................  1,500    1,519,608
   2.100%, 01/07/14........................................  3,500    3,563,171
Georgia Power Co.
   1.300%, 09/15/13........................................    700      707,118
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12........................................  1,360    1,389,968
Hewlett-Packard Co.
   4.500%, 03/01/13........................................    600      617,706
   1.250%, 09/13/13........................................    500      500,928
Historic TW, Inc.
   9.125%, 01/15/13........................................    600      633,852
HSBC Finance Corp.
   6.375%, 11/27/12........................................    600      618,160
John Deere Capital Corp.
   4.500%, 04/03/13........................................    700      726,077
JPMorgan Chase & Co.
   5.375%, 10/01/12........................................    800      815,687
Kimberly-Clark Corp.
   5.000%, 08/15/13........................................    600      634,635
Kroger Co. (The)
   5.500%, 02/01/13........................................    600      621,514
MetLife, Inc.
   5.375%, 12/15/12........................................  1,000    1,029,078
   5.000%, 11/24/13........................................    350      371,918
Nisource Finance Corp.
   6.150%, 03/01/13........................................    273      284,408
Paccar Financial Corp.
   2.050%, 06/17/13........................................    600      610,312
Philip Morris International, Inc.
   4.875%, 05/16/13........................................    600      627,664
Pitney Bowes, Inc.
   4.625%, 10/01/12........................................    600      608,939
Praxair, Inc.
   2.125%, 06/14/13........................................    815      827,569
Prudential Financial, Inc.
   5.150%, 01/15/13........................................    600      618,252

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Reynolds American, Inc.
   7.250%, 06/01/13........................................ $  600 $    636,991
St. Jude Medical, Inc.
   2.200%, 09/15/13........................................    800      816,710
SunTrust Banks, Inc.
   5.250%, 11/05/12........................................    500      510,657
Target Corp.
   4.000%, 06/15/13........................................    977    1,013,440
TD Ameritrade Holding Corp.
   2.950%, 12/01/12........................................    700      708,179
Time Warner Cable, Inc.
   6.200%, 07/01/13........................................  1,000    1,061,766
Travelers Property Casualty Corp.
   5.000%, 03/15/13........................................    700      724,515
Union Bank NA
   2.125%, 12/16/13........................................  1,050    1,067,869
UnitedHealth Group, Inc.
   5.500%, 11/15/12........................................    250      256,653
   4.875%, 04/01/13........................................    600      623,261
Verizon Communications, Inc.
   4.350%, 02/15/13........................................    600      617,879
Wachovia Corp.
   5.500%, 05/01/13........................................  1,000    1,046,645
Wells Fargo Bank & Co.
   4.375%, 01/31/13........................................    500      514,076
                                                                   ------------
TOTAL UNITED STATES........................................          52,293,910
                                                                   ------------
TOTAL BONDS................................................         158,867,650
                                                                   ------------
AGENCY OBLIGATIONS -- (10.9%)
Federal Home Loan Bank
   4.500%, 09/16/13........................................  5,000    5,288,610
Federal Home Loan Bank Discount Note
   ^^1.000%, 07/12/12......................................  3,600    3,599,496
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13........................................  3,000    3,013,770
Federal Home Loan Mortgage Corporation Discount Note
   ^^1.000%, 07/19/12......................................  4,700    4,699,276
Federal National Mortgage Association Discount Note
   ^^1.000%, 07/18/12......................................  4,300    4,299,346
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          20,900,498
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
COMMERCIAL PAPER -- (0.5%)
Standard Chartered Bank
   0.754%, 12/14/12.................................... $    1,000 $    994,819
                                                                   ------------

                                                          SHARES      VALUE+
                                                        ---------- ------------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
  SPDR Trust Series I..................................     44,100 $  6,163,857
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
  BlackRock Liquidity Funds
   TempCash Portfolio - Institutional Shares             4,469,365    4,469,365
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,059,866)..................................            $191,396,189
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Bonds..............................          -- $158,867,650   --    $158,867,650
Agency Obligations.................          --   20,900,498   --      20,900,498
Commercial Paper...................          --      994,819   --         994,819
Exchange-Traded Fund............... $ 6,163,857           --   --       6,163,857
Temporary Cash Investments.........   4,469,365           --   --       4,469,365
Forward Currency Contracts**.......          --       35,659   --          35,659
Futures Contracts**................   7,821,901           --   --       7,821,901
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,455,123 $180,798,626   --    $199,253,749
                                    =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.............................. $7,990,237,037
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,093,995,407)...................................... $7,990,237,037
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
Consumer Discretionary -- (14.2%)
  *Cabela's, Inc.............................   326,469 $ 12,343,793             0.4%
  #Dillard's, Inc. Class A...................   240,649   15,536,299             0.5%
  #Foot Locker, Inc..........................   404,082   12,360,868             0.4%
  #GameStop Corp. Class A....................   635,798   14,470,762             0.5%
  #Lennar Corp. Class A......................   638,026   17,698,841             0.6%
  *Mohawk Industries, Inc....................   318,323   21,334,007             0.7%
  #Washington Post Co. Class B...............    27,260   10,308,914             0.4%
   Other Securities..........................            372,298,825            12.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................            476,352,309            16.3%
                                                        ------------ ---------------
Consumer Staples -- (3.8%)
  *Hain Celestial Group, Inc (The)...........   217,855   10,304,542             0.4%
 #*Ralcorp Holdings, Inc.....................   138,866   10,110,833             0.3%
 #*Smithfield Foods, Inc.....................   767,800   16,093,088             0.5%
   Other Securities..........................             92,730,352             3.2%
                                                        ------------ ---------------
Total Consumer Staples.......................            129,238,815             4.4%
                                                        ------------ ---------------
Energy -- (7.9%)
  *Helix Energy Solutions Group, Inc.........   494,307   10,088,806             0.3%
  *Plains Exploration & Production Co........   448,065   18,303,455             0.6%
 #*Rowan Cos., Inc...........................   582,465   20,112,516             0.7%
   Sunoco, Inc...............................   258,294   12,731,311             0.4%
  *Tesoro Corp...............................   728,585   16,939,601             0.6%
   Tidewater, Inc............................   241,811   13,306,859             0.5%
   Other Securities..........................            174,166,077             6.0%
                                                        ------------ ---------------
Total Energy.................................            265,648,625             9.1%
                                                        ------------ ---------------
Financials -- (21.2%)
   Allied World Assurance Co. Holdings AG....   186,577   13,426,081             0.5%
  *American Capital, Ltd..................... 1,116,778   11,089,606             0.4%
   American Financial Group, Inc.............   457,000   17,786,440             0.6%
   Assurant, Inc.............................   429,284   17,317,317             0.6%
   Axis Capital Holdings, Ltd................   571,529   19,443,417             0.7%
   Delphi Financial Group, Inc. Class A......   226,679   10,295,760             0.3%
   Everest Re Group, Ltd.....................   180,323   17,870,009             0.6%
   Legg Mason, Inc...........................   617,560   16,099,789             0.5%
  *NASDAQ OMX Group, Inc. (The)..............   858,799   21,100,691             0.7%
  #Old Republic International Corp........... 1,070,624   10,652,709             0.4%
   PartnerRe, Ltd............................   252,106   17,551,620             0.6%
  #Protective Life Corp......................   348,760   10,204,718             0.3%
   Reinsurance Group of America, Inc.........   349,301   20,308,360             0.7%
   Validus Holdings, Ltd.....................   410,628   13,345,410             0.5%
   Other Securities..........................            494,964,423            17.0%
                                                        ------------ ---------------
Total Financials.............................            711,456,350            24.4%
                                                        ------------ ---------------
Health Care -- (6.1%)
   Coventry Health Care, Inc.................   683,752   20,505,722             0.7%
  *Hologic, Inc..............................   687,987   13,154,311             0.5%
  #Omnicare, Inc.............................   532,904   18,566,375             0.6%
  #Teleflex, Inc.............................   166,382   10,427,160             0.4%
   Other Securities..........................            141,008,376             4.8%
                                                        ------------ ---------------
Total Health Care............................            203,661,944             7.0%
                                                        ------------ ---------------
Industrials -- (13.5%)
  *Owens Corning, Inc........................   433,423   14,888,080             0.5%
  *Quanta Services, Inc......................   540,884   11,964,354             0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Ryder System, Inc.........................   245,750 $   11,972,940             0.4%
   Trinity Industries, Inc...................   355,475     10,522,060             0.4%
   URS Corp..................................   283,746     11,721,547             0.4%
   Other Securities..........................              394,002,846            13.5%
                                                        -------------- ---------------
Total Industrials............................              455,071,827            15.6%
                                                        -------------- ---------------
Information Technology -- (11.3%)
  *Arrow Electronics, Inc....................   445,717     18,742,400             0.6%
  *Avnet, Inc................................   295,686     10,668,351             0.4%
   IAC/InterActiveCorp.......................   223,604     10,766,533             0.4%
  *Ingram Micro, Inc. Class A................   638,499     12,425,191             0.4%
  *Tech Data Corp............................   261,278     14,054,144             0.5%
   Other Securities..........................              313,914,303            10.8%
                                                        -------------- ---------------
Total Information Technology.................              380,570,922            13.1%
                                                        -------------- ---------------
Materials -- (7.4%)
  #Ashland, Inc..............................   346,677     22,835,614             0.8%
   Domtar Corp...............................   168,731     14,760,588             0.5%
  #MeadWestavco Corp.........................   338,632     10,775,270             0.4%
   Reliance Steel & Aluminum Co..............   314,252     17,563,544             0.6%
   Rock-Tenn Co. Class A.....................   219,632     13,689,663             0.5%
   Vulcan Materials Co.......................   237,785     10,179,576             0.3%
   Other Securities..........................              160,261,102             5.5%
                                                        -------------- ---------------
Total Materials..............................              250,065,357             8.6%
                                                        -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
Telecommunication Services -- (0.9%)
   Other Securities..........................               29,335,859             1.0%
                                                        -------------- ---------------
Utilities -- (0.4%)
   Other Securities..........................               12,585,105             0.4%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,913,987,113            99.9%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 3,300,374      3,300,374             0.1%
                                                        -------------- ---------------

                                                  SHARES/
                                                   FACE
                                                  AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (13.2%)
  (S)@DFA Short Term Investment Fund...........  442,939,829 442,939,829 15.2%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $1,747,960 FNMA,
       rates ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $1,753,379) to be
       repurchased at $1,697,051............... $      1,697   1,697,041  0.1%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              444,636,870 15.3%
                                                             ----------- ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,919,739,894)....... $3,361,924,357           115.3%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  476,347,918 $      4,391      -- $  476,352,309
   Consumer Staples...........    129,238,815           --      --    129,238,815
   Energy.....................    265,648,625           --      --    265,648,625
   Financials.................    711,456,350           --      --    711,456,350
   Health Care................    203,661,944           --      --    203,661,944
   Industrials................    454,960,025      111,802      --    455,071,827
   Information Technology.....    380,570,922           --      --    380,570,922
   Materials..................    250,065,357           --      --    250,065,357
   Other......................             --           --      --             --
   Telecommunication Services.     29,335,859           --      --     29,335,859
   Utilities..................     12,585,105           --      --     12,585,105
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....      3,300,374           --      --      3,300,374
Securities Lending Collateral.             --  444,636,870      --    444,636,870
                               -------------- ------------ ------- --------------
TOTAL......................... $2,917,171,294 $444,753,063      -- $3,361,924,357
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (16.4%)
  *Cabela's, Inc............................. 1,287,489 $   48,679,959             0.7%
  #Dillard's, Inc. Class A................... 1,250,547     80,735,314             1.1%
 #*Gaylord Entertainment Co.................. 1,272,691     40,064,313             0.6%
  #Group 1 Automotive, Inc...................   692,454     40,079,238             0.6%
  #Penske Automotive Group, Inc.............. 1,371,335     36,258,097             0.5%
  #Rent-A-Center, Inc........................ 1,578,683     54,006,745             0.7%
  #Scholastic Corp........................... 1,436,861     43,896,104             0.6%
   Other Securities..........................              983,919,424            13.9%
                                                        -------------- ---------------
Total Consumer Discretionary.................            1,327,639,194            18.7%
                                                        -------------- ---------------
Consumer Staples -- (3.3%)
  #Fresh Del Monte Produce, Inc.............. 1,501,108     34,780,672             0.5%
 #*Hain Celestial Group, Inc (The)........... 1,084,318     51,288,241             0.7%
  #Universal Corp............................   816,326     37,412,221             0.5%
   Other Securities..........................              145,863,678             2.1%
                                                        -------------- ---------------
Total Consumer Staples.......................              269,344,812             3.8%
                                                        -------------- ---------------
Energy -- (8.0%)
  #Bristow Group, Inc........................ 1,224,212     59,802,756             0.8%
 #*Gulfmark Offshore, Inc. Class A...........   742,629     35,772,439             0.5%
 #*Helix Energy Solutions Group, Inc......... 3,592,362     73,320,108             1.0%
 #*Hornbeck Offshore Services, Inc........... 1,038,490     43,232,339             0.6%
 #*SEACOR Holdings, Inc......................   408,801     37,989,877             0.5%
  *Superior Energy Services, Inc............. 1,217,614     32,778,169             0.5%
  #Western Refining, Inc..................... 2,030,451     38,680,092             0.6%
   Other Securities..........................              326,008,623             4.6%
                                                        -------------- ---------------
Total Energy.................................              647,584,403             9.1%
                                                        -------------- ---------------
Financials -- (20.4%)
 #*CNO Financial Group, Inc.................. 8,629,001     62,732,837             0.9%
   Delphi Financial Group, Inc. Class A...... 1,345,752     61,124,056             0.9%
  #Kemper Corp............................... 1,500,447     44,998,406             0.6%
 #*MBIA, Inc................................. 4,030,666     40,629,113             0.6%
   Montpelier Re Holdings, Ltd............... 2,238,256     45,929,013             0.7%
   Provident Financial Services, Inc......... 2,308,593     33,936,317             0.5%
  #Susquehanna Bancshares, Inc............... 4,182,685     43,374,443             0.6%
  #Umpqua Holdings Corp...................... 3,448,430     45,657,213             0.6%
  #Webster Financial Corp.................... 1,879,422     42,719,262             0.6%
  #Wintrust Financial Corp................... 1,117,309     40,368,374             0.6%
   Other Securities..........................            1,186,313,071            16.7%
                                                        -------------- ---------------
Total Financials.............................            1,647,782,105            23.3%
                                                        -------------- ---------------
Health Care -- (4.5%)
 #*LifePoint Hospitals, Inc.................. 1,881,774     73,426,821             1.0%
 #*ViroPharma, Inc........................... 1,980,889     43,084,336             0.6%
   Other Securities..........................              243,937,457             3.5%
                                                        -------------- ---------------
Total Health Care............................              360,448,614             5.1%
                                                        -------------- ---------------
Industrials -- (16.1%)
  #Alexander & Baldwin, Inc.................. 1,253,242     64,115,861             0.9%
   Amerco, Inc...............................   359,989     36,157,295             0.5%
 #*Avis Budget Group, Inc.................... 3,491,780     45,951,825             0.7%
 #*Esterline Technologies Corp............... 1,083,604     74,216,038             1.0%
  #GATX Corp................................. 1,606,468     68,869,283             1.0%
 #*JetBlue Airways Corp...................... 8,052,526     38,249,498             0.5%
  *Seaboard Corp.............................    18,588     36,997,927             0.5%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                               ---------- -------------- ---------------
Industrials -- (Continued)
   Trinity Industries, Inc....................  1,640,354 $   48,554,478             0.7%
   Other Securities...........................               882,565,328            12.5%
                                                          -------------- ---------------
Total Industrials.............................             1,295,677,533            18.3%
                                                          -------------- ---------------
Information Technology -- (11.5%)
  *Benchmark Electronics, Inc.................  2,338,129     37,129,489             0.5%
 #*CACI International, Inc. Class A...........    680,182     41,579,526             0.6%
 #*Coherent, Inc..............................    739,561     38,900,909             0.5%
 #*Convergys Corp.............................  3,484,625     46,589,436             0.6%
 #*Fairchild Semiconductor International, Inc.  2,889,865     40,949,387             0.6%
   MKS Instruments, Inc.......................  1,579,401     43,670,438             0.6%
 #*SYNNEX Corp................................  1,046,878     39,875,583             0.6%
 #*Vishay Intertechnology, Inc................  3,102,896     34,814,493             0.5%
   Other Securities...........................               608,015,451             8.6%
                                                          -------------- ---------------
Total Information Technology..................               931,524,712            13.1%
                                                          -------------- ---------------
Materials -- (7.0%)
  *Coeur d'Alene Mines Corp...................  1,657,693     35,723,284             0.5%
 #*Graphic Packaging Holding Co...............  6,116,772     32,724,730             0.5%
  #Kaiser Aluminum Corp.......................    621,616     32,678,353             0.4%
 #*Louisiana-Pacific Corp.....................  4,955,113     44,843,773             0.6%
  #Westlake Chemical Corp.....................  1,224,090     78,280,556             1.1%
   Other Securities...........................               338,371,243             4.8%
                                                          -------------- ---------------
Total Materials...............................               562,621,939             7.9%
                                                          -------------- ---------------
Other -- (0.0%)
   Other Securities...........................                    14,214             0.0%
                                                          -------------- ---------------
Telecommunication Services -- (0.4%)
   Other Securities...........................                31,372,250             0.5%
                                                          -------------- ---------------
Utilities -- (0.1%)
   Other Securities...........................                 6,201,664             0.1%
                                                          -------------- ---------------
TOTAL COMMON STOCKS...........................             7,080,211,440            99.9%
                                                          -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...........................                        --             0.0%
                                                          -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares......... 14,324,339     14,324,339             0.2%
                                                          -------------- ---------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        ------------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund.....................  977,104,752    977,104,752  13.8%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $1,247,022
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $1,250,887) to be repurchased at
     $1,210,702........................................ $      1,211      1,210,695   0.0%
                                                                     -------------- -----
TOTAL SECURITIES LENDING COLLATERAL....................                 978,315,447  13.8%
                                                                     -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,270,047,379)................................              $8,072,851,226 113.9%
                                                                     ============== =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,327,261,644 $    377,550      -- $1,327,639,194
   Consumer Staples...........    269,344,812           --      --    269,344,812
   Energy.....................    647,238,360      346,043      --    647,584,403
   Financials.................  1,647,776,890        5,215      --  1,647,782,105
   Health Care................    360,448,614           --      --    360,448,614
   Industrials................  1,295,038,351      639,182      --  1,295,677,533
   Information Technology.....    931,524,712           --      --    931,524,712
   Materials..................    562,621,939           --      --    562,621,939
   Other......................             --       14,214      --         14,214
   Telecommunication Services.     31,372,250           --      --     31,372,250
   Utilities..................      6,201,664           --      --      6,201,664
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....     14,324,339           --      --     14,324,339
Securities Lending Collateral.             --  978,315,447      --    978,315,447
                               -------------- ------------ ------- --------------
TOTAL......................... $7,093,153,575 $979,697,651      -- $8,072,851,226
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.1%)
  *Amazon.com, Inc...........................    65,218 $ 15,124,054             0.3%
   Comcast Corp. Class A.....................   575,594   17,457,766             0.4%
   Home Depot, Inc. (The)....................   277,331   14,362,972             0.3%
   McDonald's Corp...........................   190,201   18,535,087             0.4%
   Walt Disney Co. (The).....................   447,208   19,279,137             0.4%
   Other Securities..........................            551,108,398            12.0%
                                                        ------------ ---------------
Total Consumer Discretionary.................            635,867,414            13.8%
                                                        ------------ ---------------
Consumer Staples -- (6.9%)
   Altria Group, Inc.........................   366,617   11,808,734             0.3%
   Coca-Cola Co. (The).......................   370,954   28,311,209             0.6%
   CVS Caremark Corp.........................   348,331   15,542,529             0.3%
   Kraft Foods, Inc. Class A.................   449,307   17,913,870             0.4%
   PepsiCo, Inc..............................   289,004   19,074,264             0.4%
   Philip Morris International, Inc..........   311,537   27,885,677             0.6%
   Procter & Gamble Co. (The)................   444,296   28,274,997             0.6%
   Wal-Mart Stores, Inc......................   499,081   29,400,862             0.6%
   Other Securities..........................            186,414,948             4.1%
                                                        ------------ ---------------
Total Consumer Staples.......................            364,627,090             7.9%
                                                        ------------ ---------------
Energy -- (9.0%)
   Chevron Corp..............................   528,762   56,344,879             1.2%
   ConocoPhillips............................   343,340   24,593,444             0.5%
   Exxon Mobil Corp..........................   896,367   77,392,327             1.7%
  #Occidental Petroleum Corp.................   194,433   17,736,178             0.4%
   Schlumberger, Ltd.........................   239,236   17,736,957             0.4%
   Other Securities..........................            281,650,188             6.1%
                                                        ------------ ---------------
Total Energy.................................            475,453,973            10.3%
                                                        ------------ ---------------
Financials -- (13.8%)
   American Express Co.......................   193,008   11,621,012             0.3%
   Bank of America Corp...................... 2,683,465   21,762,901             0.5%
  *Berkshire Hathaway, Inc...................   333,844   26,857,750             0.6%
   Citigroup, Inc............................   759,034   25,078,483             0.5%
   Goldman Sachs Group, Inc. (The)...........   128,129   14,754,054             0.3%
   JPMorgan Chase & Co....................... 1,045,296   44,926,822             1.0%
   MetLife, Inc..............................   291,711   10,510,347             0.2%
   U.S. Bancorp..............................   496,744   15,980,254             0.3%
   Wells Fargo & Co.......................... 1,323,776   44,253,832             1.0%
   Other Securities..........................            510,184,729            11.1%
                                                        ------------ ---------------
Total Financials.............................            725,930,184            15.8%
                                                        ------------ ---------------
Health Care -- (9.2%)
   Abbott Laboratories.......................   280,566   17,411,926             0.4%
   Amgen, Inc................................   198,736   14,132,117             0.3%
  #Johnson & Johnson.........................   499,936   32,540,834             0.7%
   Merck & Co., Inc..........................   751,258   29,479,364             0.7%
   Pfizer, Inc............................... 1,988,764   45,602,359             1.0%
   UnitedHealth Group, Inc...................   245,508   13,785,274             0.3%
   Other Securities..........................            332,636,669             7.2%
                                                        ------------ ---------------
Total Health Care............................            485,588,543            10.6%
                                                        ------------ ---------------
Industrials -- (11.3%)
  #3M Co.....................................   119,041   10,637,504             0.2%
   Caterpillar, Inc..........................   116,239   11,945,882             0.3%
   General Electric Co....................... 2,780,836   54,448,769             1.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp........................    128,364 $   14,433,248             0.3%
   United Technologies Corp..................    155,274     12,676,569             0.3%
   Other Securities..........................               493,364,202            10.7%
                                                         -------------- ---------------
Total Industrials............................               597,506,174            13.0%
                                                         -------------- ---------------
Information Technology -- (15.1%)
  *Apple, Inc................................    178,094    104,049,639             2.3%
   Cisco Sytems, Inc.........................    959,861     19,341,199             0.4%
  *Google, Inc...............................     48,777     29,521,304             0.6%
   Hewlett-Packard Co........................    544,693     13,486,599             0.3%
   Intel Corp................................    963,439     27,361,668             0.6%
   International Business Machines Corp......    213,827     44,279,295             1.0%
   Microsoft Corp............................  1,425,544     45,645,919             1.0%
   Oracle Corp...............................    738,644     21,708,747             0.5%
  #QUALCOMM, Inc.............................    312,503     19,950,192             0.4%
  #Visa, Inc.................................    114,676     14,102,854             0.3%
   Other Securities..........................               456,504,551             9.9%
                                                         -------------- ---------------
Total Information Technology.................               795,951,967            17.3%
                                                         -------------- ---------------
Materials -- (4.3%)
   Other Securities..........................               228,183,478             5.0%
                                                         -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (0.1%)
   Other Securities..........................                 4,126,490             0.1%
                                                         -------------- ---------------
Telecommunication Services -- (2.2%)
   AT&T, Inc.................................  1,585,731     52,186,407             1.1%
   Verizon Communications, Inc...............    729,538     29,458,744             0.7%
   Other Securities..........................                32,630,262             0.7%
                                                         -------------- ---------------
Total Telecommunication Services.............               114,275,413             2.5%
                                                         -------------- ---------------
Utilities -- (2.9%)
   Other Securities..........................               153,318,088             3.3%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,580,828,814            99.6%
                                                         -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     4,275             0.0%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 19,568,889     19,568,889             0.4%
                                                         -------------- ---------------

                                                SHARES/ FACE
                                                   AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (12.7%)
  (S)@DFA Short Term Investment Fund...........  672,765,742 672,765,742 14.6%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $344,109 FNMA, rates
       ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $345,176) to be
       repurchased at $334,087................. $        334     334,085  0.0%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              673,099,827 14.6%
                                                             ----------- ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $4,548,335,610)....... $5,273,501,805           114.6%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  635,839,678 $     27,736      -- $  635,867,414
   Consumer Staples..............    364,627,090           --      --    364,627,090
   Energy........................    475,428,084       25,889      --    475,453,973
   Financials....................    725,930,184           --      --    725,930,184
   Health Care...................    485,588,543           --      --    485,588,543
   Industrials...................    597,488,958       17,216      --    597,506,174
   Information Technology........    795,951,967           --      --    795,951,967
   Materials.....................    228,183,478           --      --    228,183,478
   Other.........................             --           --      --             --
   Real Estate Investment Trusts.      4,126,490           --      --      4,126,490
   Telecommunication Services....    114,275,413           --      --    114,275,413
   Utilities.....................    153,318,088           --      --    153,318,088
Rights/Warrants..................          4,275           --      --          4,275
Temporary Cash Investments.......     19,568,889           --      --     19,568,889
Securities Lending Collateral....             --  673,099,827      --    673,099,827
                                  -------------- ------------ ------- --------------
TOTAL............................ $4,600,331,137 $673,170,668      -- $5,273,501,805
                                  ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.2%)
   Comcast Corp. Class A........................ 1,024,762 $   31,081,031             0.5%
   Home Depot, Inc. (The).......................   301,629     15,621,366             0.2%
   Lowe's Cos., Inc.............................   606,612     19,090,080             0.3%
  #News Corp. Class A...........................   846,333     16,588,127             0.3%
   Time Warner, Inc.............................   505,637     18,941,162             0.3%
   Walt Disney Co. (The)........................   830,524     35,803,890             0.5%
   Other Securities.............................              799,927,446            12.0%
                                                           -------------- ---------------
Total Consumer Discretionary....................              937,053,102            14.1%
                                                           -------------- ---------------
Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)..........................   219,621     16,761,475             0.3%
   CVS Caremark Corp............................   637,453     28,443,153             0.4%
   Kraft Foods, Inc. Class A....................   806,654     32,161,295             0.5%
   Procter & Gamble Co. (The)...................   610,480     38,850,947             0.6%
   Wal-Mart Stores, Inc.........................   387,774     22,843,766             0.3%
   Other Securities.............................              284,627,081             4.3%
                                                           -------------- ---------------
Total Consumer Staples..........................              423,687,717             6.4%
                                                           -------------- ---------------
Energy -- (9.8%)
   Anadarko Petroleum Corp......................   239,394     17,526,035             0.3%
   Apache Corp..................................   188,754     18,109,059             0.3%
   Chevron Corp.................................   984,196    104,875,926             1.6%
   ConocoPhillips...............................   632,838     45,330,186             0.7%
   Exxon Mobil Corp............................. 1,268,253    109,500,964             1.6%
   National Oilwell Varco, Inc..................   194,038     14,700,319             0.2%
   Occidental Petroleum Corp....................   321,686     29,344,197             0.4%
   Schlumberger, Ltd............................   196,168     14,543,896             0.2%
   Other Securities.............................              402,494,380             6.1%
                                                           -------------- ---------------
Total Energy....................................              756,424,962            11.4%
                                                           -------------- ---------------
Financials -- (16.1%)
   Bank of America Corp......................... 4,531,729     36,752,322             0.5%
  *Berkshire Hathaway, Inc......................   223,481     17,979,046             0.3%
   Citigroup, Inc............................... 1,039,825     34,355,818             0.5%
   Goldman Sachs Group, Inc. (The)..............   215,233     24,784,080             0.4%
   JPMorgan Chase & Co.......................... 1,878,234     80,726,497             1.2%
   MetLife, Inc.................................   512,756     18,474,599             0.3%
  #PNC Financial Services Group, Inc............   257,595     17,083,700             0.3%
   Prudential Financial, Inc....................   231,600     14,021,064             0.2%
   Travelers Cos., Inc. (The)...................   235,445     15,143,822             0.2%
  #U.S. Bancorp.................................   900,099     28,956,185             0.4%
   Wells Fargo & Co............................. 2,459,604     82,224,562             1.2%
   Other Securities.............................              867,345,934            13.1%
                                                           -------------- ---------------
Total Financials................................            1,237,847,629            18.6%
                                                           -------------- ---------------
Health Care -- (9.0%)
   Amgen, Inc...................................   275,807     19,612,636             0.3%
   Johnson & Johnson............................   349,581     22,754,227             0.3%
   Merck & Co., Inc............................. 1,429,620     56,098,289             0.9%
   Pfizer, Inc.................................. 3,730,349     85,536,903             1.3%
   UnitedHealth Group, Inc......................   453,978     25,490,865             0.4%
   WellPoint, Inc...............................   203,028     13,769,359             0.2%
   Other Securities.............................              471,891,849             7.1%
                                                           -------------- ---------------
Total Health Care...............................              695,154,128            10.5%
                                                           -------------- ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Industrials -- (12.1%)
   General Electric Co..........................  5,181,591 $  101,455,552             1.5%
   Union Pacific Corp...........................    234,080     26,319,955             0.4%
   Other Securities.............................               805,886,206            12.2%
                                                            -------------- ---------------
Total Industrials...............................               933,661,713            14.1%
                                                            -------------- ---------------
Information Technology -- (12.1%)
  *Apple, Inc...................................    101,098     59,065,496             0.9%
   Cisco Sytems, Inc............................    745,021     15,012,173             0.2%
  *Google, Inc..................................     29,049     17,581,326             0.3%
   Hewlett-Packard Co...........................    862,907     21,365,577             0.3%
   Intel Corp...................................  1,282,072     36,410,845             0.6%
   International Business Machines Corp.........    104,155     21,568,417             0.3%
   Microsoft Corp...............................    906,013     29,010,536             0.4%
   Oracle Corp..................................    517,147     15,198,950             0.2%
  #Visa, Inc....................................    232,750     28,623,595             0.4%
   Other Securities.............................               682,524,355            10.3%
                                                            -------------- ---------------
Total Information Technology....................               926,361,270            13.9%
                                                            -------------- ---------------
Materials -- (4.5%)
   Dow Chemical Co. (The).......................    547,213     18,539,576             0.3%
   Other Securities.............................               325,430,724             4.9%
                                                            -------------- ---------------
Total Materials.................................               343,970,300             5.2%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Real Estate Investment Trusts -- (0.0%)
   Other Securities.............................                 2,596,968             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.7%)
   AT&T, Inc....................................  2,908,187     95,708,434             1.4%
   Verizon Communications, Inc..................  1,386,217     55,975,442             0.9%
   Other Securities.............................                53,889,499             0.8%
                                                            -------------- ---------------
Total Telecommunication Services................               205,573,375             3.1%
                                                            -------------- ---------------
Utilities -- (2.1%)
   Other Securities.............................               158,689,843             2.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             6,621,021,007            99.7%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                    10,027             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 21,758,872     21,758,872             0.3%
                                                            -------------- ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                 --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  1,044,972,044 1,044,972,044 15.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $306,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $307,266)
     to be repurchased at $297,395.............. $          297       297,393  0.0%
                                                                ------------- ----
TOTAL SECURITIES LENDING COLLATERAL.............                1,045,269,437 15.7%
                                                                ------------- ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,786,269,517)......................... $7,688,059,343           115.7%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------------
                                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                              -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.................... $  936,988,381 $       64,721      -- $  937,053,102
   Consumer Staples..........................    423,687,717             --      --    423,687,717
   Energy....................................    756,424,962             --      --    756,424,962
   Financials................................  1,237,847,629             --      --  1,237,847,629
   Health Care...............................    695,154,128             --      --    695,154,128
   Industrials...............................    933,618,447         43,266      --    933,661,713
   Information Technology....................    926,361,270             --      --    926,361,270
   Materials.................................    343,970,300             --      --    343,970,300
   Other.....................................             --             --      --             --
   Real Estate Investment Trusts.............      2,596,968             --      --      2,596,968
   Telecommunication Services................    205,573,375             --      --    205,573,375
   Utilities.................................    158,689,843             --      --    158,689,843
Rights/Warrants..............................         10,027             --      --         10,027
Temporary Cash Investments...................     21,758,872             --      --     21,758,872
Securities Lending Collateral................             --  1,045,269,437      --  1,045,269,437
                                              -------------- -------------- ------- --------------
TOTAL........................................ $6,642,681,919 $1,045,377,424      -- $7,688,059,343
                                              ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A........................   278,044 $  8,433,075             0.4%
  #Dillard's, Inc. Class A......................    62,205    4,015,955             0.2%
  *Liberty Interactive Corp. Class A............   225,764    4,253,394             0.2%
  *Mohawk Industries, Inc.......................    61,901    4,148,605             0.2%
   Time Warner, Inc.............................   130,694    4,895,797             0.3%
  *Toll Brothers, Inc...........................   151,825    3,856,355             0.2%
   Walt Disney Co. (The)........................   118,253    5,097,887             0.3%
   Other Securities.............................            266,688,863            13.5%
                                                           ------------ ---------------
Total Consumer Discretionary....................            301,389,931            15.3%
                                                           ------------ ---------------
Consumer Staples -- (4.6%)
   Bunge, Ltd...................................    76,001    4,902,064             0.3%
   CVS Caremark Corp............................   121,704    5,430,432             0.3%
   Fortune Brands, Inc..........................    76,533    4,345,544             0.2%
   Kraft Foods, Inc. Class A....................   113,165    4,511,889             0.2%
  #Procter & Gamble Co. (The)...................    91,517    5,824,142             0.3%
   Other Securities.............................             79,664,938             4.0%
                                                           ------------ ---------------
Total Consumer Staples..........................            104,679,009             5.3%
                                                           ------------ ---------------
Energy -- (8.6%)
   Anadarko Petroleum Corp......................    68,323    5,001,927             0.3%
  #Apache Corp..................................    41,198    3,952,536             0.2%
   Chevron Corp.................................   141,904   15,121,290             0.8%
   ConocoPhillips...............................   164,346   11,772,104             0.6%
  *Denbury Resources, Inc.......................   215,040    4,094,362             0.2%
   Devon Energy Corp............................    57,923    4,045,922             0.2%
   Exxon Mobil Corp.............................   154,985   13,381,405             0.7%
   Murphy Oil Corp..............................   106,439    5,850,952             0.3%
  *Plains Exploration & Production Co...........   109,438    4,470,542             0.2%
   Other Securities.............................            128,941,948             6.5%
                                                           ------------ ---------------
Total Energy....................................            196,632,988            10.0%
                                                           ------------ ---------------
Financials -- (20.5%)
   American Financial Group, Inc................   127,737    4,971,524             0.3%
   Bank of America Corp......................... 1,252,365   10,156,680             0.5%
   Bank of New York Mellon Corp. (The)..........   163,628    3,869,802             0.2%
  *CIT Group, Inc...............................   104,979    3,973,455             0.2%
   Citigroup, Inc...............................   184,865    6,107,940             0.3%
   Goldman Sachs Group, Inc. (The)..............    43,159    4,969,759             0.3%
   JPMorgan Chase & Co..........................   570,669   24,527,354             1.2%
   KeyCorp......................................   499,016    4,012,089             0.2%
   M&T Bank Corp................................    45,707    3,943,143             0.2%
   MetLife, Inc.................................   141,103    5,083,941             0.3%
  #PNC Financial Services Group, Inc............    69,935    4,638,089             0.2%
   Principal Financial Group, Inc...............   157,281    4,351,965             0.2%
   Regions Financial Corp.......................   595,355    4,012,693             0.2%
   U.S. Bancorp.................................   130,334    4,192,845             0.2%
   Wells Fargo & Co.............................   351,390   11,746,968             0.6%
   Other Securities.............................            368,105,200            18.7%
                                                           ------------ ---------------
Total Financials................................            468,663,447            23.8%
                                                           ------------ ---------------
Health Care -- (7.3%)
  *Boston Scientific Corp.......................   767,057    4,801,777             0.3%
   Merck & Co., Inc.............................   149,737    5,875,680             0.3%
   Pfizer, Inc..................................   529,241   12,135,496             0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Health Care -- (Continued)
   Other Securities.............................            $  144,073,800             7.3%
                                                            -------------- ---------------
Total Health Care...............................               166,886,753             8.5%
                                                            -------------- ---------------
Industrials -- (12.5%)
   General Electric Co..........................    792,866     15,524,316             0.8%
  *Owens Corning, Inc...........................    115,475      3,966,566             0.2%
   Other Securities.............................               265,186,758            13.4%
                                                            -------------- ---------------
Total Industrials...............................               284,677,640            14.4%
                                                            -------------- ---------------
Information Technology -- (11.0%)
   Fidelity National Information Services, Inc..    140,139      4,718,480             0.3%
   Hewlett-Packard Co...........................    236,991      5,867,897             0.3%
   IAC/InterActiveCorp..........................    115,491      5,560,892             0.3%
   Intel Corp...................................    165,630      4,703,892             0.2%
  #Visa, Inc....................................     37,703      4,636,715             0.2%
   Xerox Corp...................................    731,469      5,690,829             0.3%
   Other Securities.............................               219,244,335            11.1%
                                                            -------------- ---------------
Total Information Technology....................               250,423,040            12.7%
                                                            -------------- ---------------
Materials -- (5.0%)
   Reliance Steel & Aluminum Co.................     70,931      3,964,334             0.2%
   Other Securities.............................               111,239,286             5.7%
                                                            -------------- ---------------
Total Materials.................................               115,203,620             5.9%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.0%)
   AT&T, Inc....................................    570,322     18,769,297             0.9%
   Verizon Communications, Inc..................    200,794      8,108,062             0.4%
   Other Securities.............................                18,931,967             1.0%
                                                            -------------- ---------------
Total Telecommunication Services................                45,809,326             2.3%
                                                            -------------- ---------------
Utilities -- (1.1%)
   Other Securities.............................                26,272,984             1.3%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,960,638,738            99.5%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                     3,016             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 12,432,187     12,432,187             0.6%
                                                            -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  311,018,596 311,018,596 15.8%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $682,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $684,432)
     to be repurchased at $662,444.............. $        662     662,440  0.0%
                                                              ----------- ----
TOTAL SECURITIES LENDING COLLATERAL.............              311,681,036 15.8%
                                                              ----------- ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,067,821,364)........................ $2,284,754,977           115.9%
                                                ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  301,363,904 $     26,027      -- $  301,389,931
   Consumer Staples...........    104,679,009           --      --    104,679,009
   Energy.....................    196,565,678       67,310      --    196,632,988
   Financials.................    468,663,447           --      --    468,663,447
   Health Care................    166,886,753           --      --    166,886,753
   Industrials................    284,645,016       32,624      --    284,677,640
   Information Technology.....    250,423,040           --      --    250,423,040
   Materials..................    115,203,620           --      --    115,203,620
   Other......................             --           --      --             --
   Telecommunication Services.     45,809,326           --      --     45,809,326
   Utilities..................     26,272,984           --      --     26,272,984
Rights/Warrants...............          3,016           --      --          3,016
Temporary Cash Investments....     12,432,187           --      --     12,432,187
Securities Lending Collateral.             --  311,681,036      --    311,681,036
                               -------------- ------------ ------- --------------
TOTAL......................... $1,972,947,980 $311,806,997      -- $2,284,754,977
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
COMMON STOCKS -- (80.8%)
Consumer Discretionary -- (14.7%)
   Aaron's, Inc.............................. 286,969 $  7,796,948             0.2%
  #Brinker International, Inc................ 322,412   10,146,306             0.2%
  #Buckle, Inc............................... 171,844    7,935,756             0.2%
 #*Cabela's, Inc............................. 277,885   10,506,832             0.2%
 #*Carter's, Inc............................. 215,859   11,721,144             0.3%
 #*Coinstar, Inc............................. 124,263    7,802,474             0.2%
  #Dillard's, Inc. Class A................... 175,813   11,350,487             0.3%
  #Domino's Pizza, Inc....................... 270,452   10,225,790             0.2%
  *Express, Inc.............................. 336,736    7,953,704             0.2%
  #HSN, Inc.................................. 206,075    7,975,102             0.2%
  #Penske Automotive Group, Inc.............. 337,541    8,924,584             0.2%
 #*Pier 1 Imports, Inc....................... 641,193   11,015,696             0.3%
   Rent-A-Center, Inc........................ 228,132    7,804,396             0.2%
  #Six Flags Entertainment Corp.............. 182,712    8,753,732             0.2%
  #Wolverine World Wide, Inc................. 192,788    8,087,457             0.2%
   Other Securities..........................          640,242,941            14.9%
                                                      ------------ ---------------
Total Consumer Discretionary.................          778,243,349            18.2%
                                                      ------------ ---------------
Consumer Staples -- (3.7%)
  #Casey's General Stores, Inc............... 144,677    8,152,549             0.2%
 #*Darling International, Inc................ 474,139    7,766,397             0.2%
  *Hain Celestial Group, Inc (The)........... 180,533    8,539,211             0.2%
  #Nu Skin Enterprises, Inc. Class A......... 252,750   13,471,575             0.3%
   PriceSmart, Inc........................... 115,776    9,556,151             0.2%
 #*United Natural Foods, Inc................. 164,064    8,086,715             0.2%
   Other Securities..........................          137,783,170             3.2%
                                                      ------------ ---------------
Total Consumer Staples.......................          193,355,768             4.5%
                                                      ------------ ---------------
Energy -- (4.1%)
  *CVR Energy, Inc........................... 328,935    9,986,467             0.2%
  *Helix Energy Solutions Group, Inc......... 411,469    8,398,082             0.2%
   Other Securities..........................          196,274,615             4.6%
                                                      ------------ ---------------
Total Energy.................................          214,659,164             5.0%
                                                      ------------ ---------------
Financials -- (12.3%)
   Delphi Financial Group, Inc. Class A...... 185,627    8,431,178             0.2%
   Fulton Financial Corp..................... 771,890    8,097,126             0.2%
   Other Securities..........................          635,746,373            14.8%
                                                      ------------ ---------------
Total Financials.............................          652,274,677            15.2%
                                                      ------------ ---------------
Health Care -- (8.3%)
 #*Align Technology, Inc..................... 286,722    9,091,955             0.2%
 #*Medicines Co. (The)....................... 351,538    7,765,474             0.2%
  #Medicis Pharmaceutical Corp. Class A...... 202,645    7,795,753             0.2%
  *Myriad Genetics, Inc...................... 338,879    8,814,243             0.2%
 #*Thoratec Corp............................. 319,166   11,110,168             0.3%
  *WellCare Health Plans, Inc................ 179,775   10,998,634             0.2%
   Other Securities..........................          385,627,713             9.0%
                                                      ------------ ---------------
Total Health Care............................          441,203,940            10.3%
                                                      ------------ ---------------
Industrials -- (14.9%)
  #Actuant Corp. Class A..................... 293,042    7,991,255             0.2%
  #Alexander & Baldwin, Inc.................. 163,316    8,355,247             0.2%
  *Chart Industries, Inc..................... 117,013    8,943,304             0.2%
  #EMCOR Group, Inc.......................... 272,700    7,995,564             0.2%
 #*Hexcel Corp............................... 299,983    8,213,535             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Industrials -- (Continued)
 #*Old Dominion Freight Line, Inc...............      191,772 $    8,528,101             0.2%
 #*Teledyne Technologies, Inc...................      128,530      8,305,609             0.2%
  #Toro Co......................................      118,416      8,462,007             0.2%
 #*United Rentals, Inc..........................      165,341      7,718,118             0.2%
Other Securities................................                 714,345,290            16.6%
                                                              -------------- ---------------
Total Industrials...............................                 788,858,030            18.4%
                                                              -------------- ---------------
Information Technology -- (15.3%)
 #*Anixter International, Inc...................      128,352      8,802,380             0.2%
 #*CommVault Systems, Inc.......................      159,126      8,285,691             0.2%
 #*NeuStar, Inc.................................      253,413      9,211,563             0.2%
 #*SolarWinds, Inc..............................      262,245     12,301,913             0.3%
 #*ViaSat, Inc..................................      162,825      7,864,448             0.2%
 #*Wright Express Corp..........................      136,186      8,691,391             0.2%
   Other Securities.............................                 752,380,451            17.5%
                                                              -------------- ---------------
Total Information Technology....................                 807,537,837            18.8%
                                                              -------------- ---------------
Materials -- (4.3%)
  #NewMarket Corp...............................       40,110      8,953,354             0.2%
   Other Securities.............................                 215,992,781             5.1%
                                                              -------------- ---------------
Total Materials.................................                 224,946,135             5.3%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       1,730             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (0.6%)
  *AboveNet, Inc................................      105,252      8,753,809             0.2%
   Other Securities.............................                  25,410,251             0.6%
                                                              -------------- ---------------
Total Telecommunication Services................                  34,164,060             0.8%
                                                              -------------- ---------------
Utilities -- (2.6%)
  #IDACORP, Inc.................................      188,896      7,695,623             0.2%
  #Portland General Electric Co.................      300,360      7,758,299             0.2%
   Other Securities.............................                 121,501,418             2.8%
                                                              -------------- ---------------
Total Utilities.................................                 136,955,340             3.2%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               4,272,200,030            99.7%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      32,205             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,640,019     23,640,019             0.5%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund..............  992,082,010    992,082,010            23.2%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $503,025 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $504,585)
     to be repurchased at $488,375.............. $        488        488,372             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 992,570,382            23.2%
                                                              -------------- ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,599,339,684)......................... $5,288,442,636           123.4%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  778,167,982 $     75,367      -- $  778,243,349
   Consumer Staples................    193,355,768           --      --    193,355,768
   Energy..........................    214,437,386      221,778      --    214,659,164
   Financials......................    652,274,677           --      --    652,274,677
   Health Care.....................    441,203,940           --      --    441,203,940
   Industrials.....................    788,540,212      317,818      --    788,858,030
   Information Technology..........    807,537,837           --      --    807,537,837
   Materials.......................    224,946,135           --      --    224,946,135
   Other...........................             --        1,730      --          1,730
   Telecommunication Services......     34,164,060           --      --     34,164,060
   Utilities.......................    136,955,340           --      --    136,955,340
Rights/Warrants....................         32,205           --      --         32,205
Temporary Cash Investments.........     23,640,019           --      --     23,640,019
Securities Lending Collateral......             --  992,570,382      --    992,570,382
                                    -------------- ------------ ------- --------------
TOTAL.............................. $4,295,255,561 $993,187,075      -- $5,288,442,636
                                    ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (15.8%)
 #*Asbury Automotive Group, Inc................. 295,080 $  8,238,634             0.2%
  *Dorman Products, Inc......................... 158,055    7,551,868             0.2%
  #Finish Line, Inc. Class A (The).............. 400,378    8,912,414             0.3%
  *Genesco, Inc................................. 140,786   10,558,950             0.3%
 #*Hibbett Sporting Goods, Inc.................. 213,043   12,722,928             0.4%
  *Papa John's International, Inc............... 217,901    8,777,052             0.3%
 #*Select Comfort Corp.......................... 290,114    8,378,492             0.2%
  #Sturm Ruger & Co., Inc....................... 189,301   10,803,408             0.3%
 #*Zumiez, Inc.................................. 221,700    8,127,522             0.2%
   Other Securities.............................          554,355,284            15.6%
                                                         ------------ ---------------
Total Consumer Discretionary....................          638,426,552            18.0%
                                                         ------------ ---------------
Consumer Staples -- (3.6%)
   Andersons, Inc. (The)........................ 164,550    8,293,320             0.2%
  #Cal-Maine Foods, Inc......................... 207,119    7,462,498             0.2%
  *Elizabeth Arden, Inc......................... 261,981   10,212,019             0.3%
   J & J Snack Foods Corp....................... 180,997   10,146,692             0.3%
   WD-40 Co..................................... 165,082    7,441,897             0.2%
   Other Securities.............................          104,279,906             3.0%
                                                         ------------ ---------------
Total Consumer Staples..........................          147,836,332             4.2%
                                                         ------------ ---------------
Energy -- (4.1%)
 #*Clayton Williams Energy, Inc................. 110,880    8,154,115             0.2%
   Other Securities.............................          157,961,970             4.5%
                                                         ------------ ---------------
Total Energy....................................          166,116,085             4.7%
                                                         ------------ ---------------
Financials -- (13.6%)
  #Bank of the Ozarks, Inc...................... 312,184    9,646,486             0.3%
   FBL Financial Group, Inc. Class A............ 289,468    8,429,308             0.2%
   Horace Mann Educators Corp................... 424,387    7,447,992             0.2%
   Infinity Property & Casualty Corp............ 141,994    7,583,900             0.2%
 #*World Acceptance Corp........................ 156,911   10,436,151             0.3%
   Other Securities.............................          507,862,698            14.3%
                                                         ------------ ---------------
Total Financials................................          551,406,535            15.5%
                                                         ------------ ---------------
Health Care -- (10.1%)
 #*Air Methods Corp............................. 115,182    9,687,958             0.3%
 #*Akorn, Inc................................... 733,196    8,893,667             0.3%
  *Amsurg Corp.................................. 295,558    8,500,248             0.2%
   Analogic Corp................................ 126,116    8,602,372             0.2%
 #*Ariad Pharmaceuticals, Inc................... 788,909   12,859,217             0.4%
   CONMED Corp.................................. 265,831    7,600,108             0.2%
  *Cyberonics, Inc.............................. 225,257    8,627,343             0.2%
   Other Securities.............................          343,230,746             9.7%
                                                         ------------ ---------------
Total Health Care...............................          408,001,659            11.5%
                                                         ------------ ---------------
Industrials -- (15.3%)
 #*Colfax Corp.................................. 234,484    7,946,663             0.2%
   Kaman Corp................................... 236,632    8,135,408             0.2%
   Raven Industries, Inc........................ 178,996   10,777,349             0.3%
  #TAL International Group, Inc................. 210,541    8,697,449             0.2%
  #Titan International, Inc..................... 319,702    9,236,191             0.3%
   UniFirst Corp................................ 129,866    7,890,658             0.2%
   Other Securities.............................          566,108,056            16.0%
                                                         ------------ ---------------
Total Industrials...............................          618,791,774            17.4%
                                                         ------------ ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Information Technology -- (17.2%)
   Cabot Microelectronics Corp..................      230,045 $    7,908,947             0.2%
   Forrester Research, Inc......................      256,389      9,088,990             0.3%
 #*iGATE Corp...................................      521,424     10,146,911             0.3%
  *Insight Enterprises, Inc.....................      398,956      8,102,796             0.2%
 #*Liquidity Services, Inc......................      144,598      7,711,411             0.2%
  #Littlefuse, Inc..............................      117,934      7,390,924             0.2%
  *Loral Space & Communications, Inc............      126,670      7,859,874             0.2%
 #*Manhattan Associates, Inc....................      238,948     11,983,242             0.4%
   MTS Systems Corp.............................      170,976      8,201,719             0.2%
  *OSI Systems, Inc.............................      150,502     10,062,564             0.3%
  *ScanSource, Inc..............................      236,107      7,782,087             0.2%
 #*Tyler Technologies, Inc......................      364,519     14,562,534             0.4%
   Other Securities.............................                 586,492,339            16.5%
                                                              -------------- ---------------
Total Information Technology....................                 697,294,338            19.6%
                                                              -------------- ---------------
Materials -- (5.0%)
  #AMCOL International Corp.....................      263,102      8,671,842             0.3%
   Buckeye Technologies, Inc....................      257,175      8,335,042             0.2%
   Stepan Co....................................       85,522      7,770,529             0.2%
   Other Securities.............................                 178,190,488             5.0%
                                                              -------------- ---------------
Total Materials.................................                 202,967,901             5.7%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       9,955             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (1.0%)
   Other Securities.............................                  41,651,029             1.2%
                                                              -------------- ---------------
Utilities -- (1.7%)
  #CH Energy Group, Inc.........................      129,612      8,505,139             0.2%
  #MGE Energy, Inc..............................      196,967      9,009,271             0.3%
   Other Securities.............................                  52,040,223             1.5%
                                                              -------------- ---------------
Total Utilities.................................                  69,554,633             2.0%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               3,542,056,793            99.8%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      49,302             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,805,550     23,805,550             0.6%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..............  484,821,225    484,821,225            13.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $564,332 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $566,082)
     to be repurchased at $547,896.............. $        548        547,893             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 485,369,118            13.7%
                                                              -------------- ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,526,507,966)......................... $4,051,280,763           114.1%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.................... $  638,243,286 $    183,266      -- $  638,426,552
   Consumer Staples..........................    147,836,332           --      --    147,836,332
   Energy....................................    166,116,085           --      --    166,116,085
   Financials................................    551,405,553          982      --    551,406,535
   Health Care...............................    408,001,659           --      --    408,001,659
   Industrials...............................    618,512,337      279,437      --    618,791,774
   Information Technology....................    697,294,140          198      --    697,294,338
   Materials.................................    202,967,901           --      --    202,967,901
   Other.....................................             --        9,955      --          9,955
   Telecommunication Services................     41,650,488          541      --     41,651,029
   Utilities.................................     69,554,633           --      --     69,554,633
Rights/Warrants..............................         49,302           --      --         49,302
Temporary Cash Investments...................     23,805,550           --      --     23,805,550
Securities Lending Collateral................             --  485,369,118      --    485,369,118
                                              -------------- ------------ ------- --------------
TOTAL........................................ $3,565,437,266 $485,843,497      -- $4,051,280,763
                                              ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (84.7%)
Real Estate Investment Trusts -- (84.7%)
   Alexander's, Inc..............................     48,481 $   18,889,652             0.5%
  #Alexandria Real Estate Equities, Inc..........    528,995     39,632,305             1.1%
  #American Campus Communities, Inc..............    645,000     28,670,250             0.8%
  #Apartment Investment & Management Co. Class A.  1,080,080     29,324,172             0.8%
  #AvalonBay Communities, Inc....................    815,226    118,533,860             3.3%
  #BioMed Realty Trust, Inc......................  1,288,125     25,530,637             0.7%
   Boston Properties, Inc........................  1,288,587    139,489,543             3.9%
  #BRE Properties, Inc...........................    650,432     34,147,680             1.0%
  #Camden Property Trust.........................    655,413     44,351,798             1.2%
  #CBL & Associates Properties, Inc..............  1,226,022     22,840,790             0.6%
  #DDR Corp......................................  2,169,519     32,108,881             0.9%
  #Digital Realty Trust, Inc.....................    903,607     67,851,850             1.9%
  #Douglas Emmett, Inc...........................  1,126,607     26,182,347             0.7%
  #Duke Realty Corp..............................  2,244,095     33,235,047             0.9%
  #Entertainment Properties Trust................    399,914     19,191,873             0.5%
  #Equity Lifestyle Properties, Inc..............    330,966     23,147,762             0.6%
  #Equity Residential............................  2,602,656    159,907,185             4.4%
  #Essex Property Trust, Inc.....................    296,514     46,840,317             1.3%
  #Extra Space Storage, Inc......................    775,858     23,547,290             0.7%
  #Federal Realty Investment Trust...............    570,549     57,431,462             1.6%
  #General Growth Properties, Inc................  3,768,676     67,082,433             1.9%
  #HCP, Inc......................................  3,410,847    141,379,608             3.9%
   Health Care REIT, Inc.........................  1,741,141     98,653,049             2.7%
  #Highwoods Properties, Inc.....................    655,670     22,771,419             0.6%
   Home Properties, Inc..........................    401,711     24,524,457             0.7%
  #Hospitality Properties Trust..................  1,129,465     31,150,645             0.9%
  #Host Hotels & Resorts, Inc....................  6,263,417    104,223,259             2.9%
  #Kilroy Realty Corp............................    523,151     24,823,515             0.7%
   Kimco Realty Corp.............................  3,688,342     71,590,718             2.0%
  #LaSalle Hotel Properties......................    724,050     21,294,310             0.6%
   Liberty Property Trust........................  1,048,979     38,235,285             1.1%
  #Macerich Co. (The)............................  1,131,317     69,655,188             1.9%
  #Mack-Cali Realty Corp.........................    756,315     21,721,367             0.6%
  #Mid-America Apartment Communities, Inc........    322,753     21,969,797             0.6%
  #National Retail Properties, Inc...............    867,021     23,739,035             0.7%
  #Piedmont Office Realty Trust, Inc. Class A....  1,446,270     25,656,830             0.7%
  #Post Properties, Inc..........................    454,363     22,127,478             0.6%
   ProLogis, Inc.................................  3,840,930    137,428,475             3.8%
   Public Storage................................  1,324,670    189,772,224             5.3%
  #Realty Income Corp............................  1,118,294     43,993,686             1.2%
  #Regency Centers Corp..........................    759,307     34,138,443             1.0%
  #Senior Housing Properties Trust...............  1,367,388     30,191,927             0.8%
  #Simon Property Group, Inc.....................  2,680,150    417,031,340            11.6%
  #SL Green Realty Corp..........................    754,302     62,184,657             1.7%
  #Tanger Factory Outlet Centers, Inc............    763,527     23,913,666             0.7%
  #Taubman Centers, Inc..........................    507,618     39,177,957             1.1%
  #UDR, Inc......................................  1,843,656     48,543,462             1.4%
  #Ventas, Inc...................................  2,398,518    141,008,873             3.9%
  #Vornado Realty Trust..........................  1,508,390    129,480,198             3.6%
  #Weingarten Realty Investors...................  1,049,531     27,875,544             0.8%
   Other Securities..............................               420,273,334            11.7%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..............................             3,566,466,880            99.1%
                                                             -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares...................... 30,065,272     30,065,272             0.9%
                                                             -------------- ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                  PERCENTAGE
                                                    AMOUNT        VALUE+     OF NET ASSETS*
                                                 ------------ -------------- --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund..............  615,643,335 $  615,643,335           17.1%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $581,277 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $583,079)
     to be repurchased at $564,347.............. $        564        564,344            0.0%
                                                              -------------- --------------
TOTAL SECURITIES LENDING COLLATERAL.............                 616,207,679           17.1%
                                                              -------------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,085,720,573).........................              $4,212,739,831          117.1%
                                                              ============== ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------
                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                           -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts.......... $3,566,466,880           --      -- $3,566,466,880
Temporary Cash Investments................     30,065,272           --      --     30,065,272
Securities Lending Collateral.............             -- $616,207,679      --    616,207,679
                                           -------------- ------------ ------- --------------
TOTAL..................................... $3,596,532,152 $616,207,679      -- $4,212,739,831
                                           ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (83.8%)
AUSTRALIA -- (6.5%)
   Australia & New Zealand Banking Group, Ltd... 456,726 $ 11,314,584             0.6%
  #BHP Billiton, Ltd............................ 333,112   12,360,858             0.6%
  #BHP Billiton, Ltd. Sponsored ADR.............  94,000    6,984,200             0.4%
  #Commonwealth Bank of Australia NL............ 258,775   13,959,083             0.7%
  #National Australia Bank, Ltd................. 399,549   10,443,925             0.5%
   Westpac Banking Corp......................... 428,372   10,095,099             0.5%
   Other Securities.............................           85,764,130             4.4%
                                                         ------------ ---------------
TOTAL AUSTRALIA.................................          150,921,879             7.7%
                                                         ------------ ---------------
AUSTRIA -- (0.2%)
   Other Securities.............................            5,184,556             0.3%
                                                         ------------ ---------------
BELGIUM -- (0.7%)
  #Anheuser-Busch InBev NV...................... 101,785    7,336,184             0.4%
   Other Securities.............................            9,256,328             0.4%
                                                         ------------ ---------------
TOTAL BELGIUM...................................           16,592,512             0.8%
                                                         ------------ ---------------
CANADA -- (9.4%)
  #Bank of Montreal............................. 114,316    6,789,411             0.4%
   Bank of Nova Scotia.......................... 182,327   10,114,410             0.5%
   Barrick Gold Corp............................ 166,000    6,714,947             0.3%
  #Royal Bank of Canada......................... 231,780   13,395,070             0.7%
   Suncor Energy, Inc........................... 277,879    9,178,713             0.5%
  #Toronto Dominion Bank........................ 160,784   13,588,962             0.7%
   Other Securities.............................          157,197,706             8.0%
                                                         ------------ ---------------
TOTAL CANADA....................................          216,979,219            11.1%
                                                         ------------ ---------------
DENMARK -- (0.9%)
   Other Securities.............................           21,590,680             1.1%
                                                         ------------ ---------------
FINLAND -- (0.6%)
   Other Securities.............................           15,041,944             0.8%
                                                         ------------ ---------------
FRANCE -- (6.8%)
   BNP Paribas SA............................... 168,361    6,794,936             0.3%
  #LVMH Moet Hennessy Louis Vuitton SA..........  42,051    6,976,066             0.4%
   Sanofi SA.................................... 145,482   11,112,155             0.6%
   Total SA..................................... 221,099   10,613,528             0.5%
   Total SA Sponsored ADR....................... 144,707    6,961,854             0.4%
   Other Securities.............................          113,834,819             5.8%
                                                         ------------ ---------------
TOTAL FRANCE....................................          156,293,358             8.0%
                                                         ------------ ---------------
GERMANY -- (6.2%)
  #BASF SE...................................... 141,010   11,609,762             0.6%
  #Bayer AG.....................................  99,729    7,027,277             0.4%
   Daimler AG................................... 163,887    9,068,099             0.5%
   SAP AG....................................... 102,924    6,825,239             0.3%
   Siemens AG...................................  72,344    6,714,982             0.3%
   Other Securities.............................          101,800,389             5.2%
                                                         ------------ ---------------
TOTAL GERMANY...................................          143,045,748             7.3%
                                                         ------------ ---------------
GREECE -- (0.1%)
   Other Securities.............................            1,196,440             0.1%
                                                         ------------ ---------------
HONG KONG -- (2.2%)
   Other Securities.............................           50,447,891             2.6%
                                                         ------------ ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.............................           $  5,529,947             0.3%
                                                           ------------ ---------------
ISRAEL -- (0.4%)
   Other Securities.............................              9,839,423             0.5%
                                                           ------------ ---------------
ITALY -- (1.6%)
   Other Securities.............................             36,235,246             1.8%
                                                           ------------ ---------------
JAPAN -- (15.9%)
  #Mitsubishi UFJ Financial Group, Inc. ADR..... 1,455,897    6,930,070             0.4%
   Sumitomo Mitsui Financial Group, Inc.........   236,140    7,556,192             0.4%
   Toyota Motor Corp............................   295,300   12,100,735             0.6%
  #Toyota Motor Corp. Sponsored ADR.............    81,534    6,667,851             0.3%
   Other Securities.............................            335,854,691            17.2%
                                                           ------------ ---------------
TOTAL JAPAN.....................................            369,109,539            18.9%
                                                           ------------ ---------------
NETHERLANDS -- (1.9%)
   Unilever NV..................................   266,590    9,131,834             0.5%
   Other Securities.............................             33,969,423             1.7%
                                                           ------------ ---------------
TOTAL NETHERLANDS...............................             43,101,257             2.2%
                                                           ------------ ---------------
NEW ZEALAND -- (0.1%)
   Other Securities.............................              2,124,086             0.1%
                                                           ------------ ---------------
NORWAY -- (0.9%)
   Other Securities.............................             20,705,191             1.1%
                                                           ------------ ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................              3,745,151             0.2%
                                                           ------------ ---------------
SINGAPORE -- (1.4%)
   Other Securities.............................             31,547,557             1.6%
                                                           ------------ ---------------
SPAIN -- (2.0%)
   Other Securities.............................             45,786,247             2.3%
                                                           ------------ ---------------
SWEDEN -- (2.4%)
   Other Securities.............................             56,476,053             2.9%
                                                           ------------ ---------------
SWITZERLAND -- (6.1%)
   Nestle SA....................................   518,109   31,754,526             1.6%
   Novartis AG..................................   245,458   13,553,271             0.7%
   Novartis AG ADR..............................   147,100    8,115,507             0.4%
   Roche Holding AG Genusschein.................   110,635   20,219,714             1.0%
  *UBS AG.......................................   612,736    7,651,964             0.4%
   Other Securities.............................             60,446,363             3.1%
                                                           ------------ ---------------
TOTAL SWITZERLAND...............................            141,741,345             7.2%
                                                           ------------ ---------------
UNITED KINGDOM -- (17.1%)
   Anglo American P.L.C.........................   234,651    9,068,045             0.5%
   BG Group P.L.C...............................   495,973   11,702,594             0.6%
  #BHP Billiton P.L.C. ADR......................   113,263    7,289,607             0.4%
   BP P.L.C. Sponsored ADR......................   517,641   22,470,796             1.1%
   British American Tobacco P.L.C...............   282,921   14,510,905             0.7%
   GlaxoSmithKline P.L.C........................   513,282   11,857,598             0.6%
   GlaxoSmithKline P.L.C. Sponsored AD..........   154,591    7,146,742             0.4%
   HSBC Holdings P.L.C.......................... 1,512,952   13,657,702             0.7%
  #HSBC Holdings P.L.C. Sponsored ADR...........   339,416   15,331,421             0.8%
   Rio Tinto P.L.C..............................   150,148    8,416,525             0.4%
   Royal Dutch Shell P.L.C. ADR.................   267,024   19,588,881             1.0%
   SABmiller P.L.C..............................   159,746    6,713,889             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C.....................   430,925 $   10,534,257             0.5%
   Tesco P.L.C.................................. 1,379,841      7,109,883             0.4%
   Vodafone Group P.L.C......................... 3,189,133      8,827,408             0.5%
   Vodafone Group P.L.C. Sponsored ADR..........   680,782     18,946,163             1.0%
   Xstrata P.L.C................................   353,374      6,786,735             0.3%
   Other Securities.............................              195,960,562            10.0%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................              395,919,713            20.2%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            1,939,154,982            99.1%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................                1,177,119             0.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   53,405             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                1,230,524             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
FRANCE -- (0.0%)
   Other Securities.............................                       15             0.0%
                                                           -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.............................                        3             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        2             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       24             0.0%
                                                           -------------- ---------------


                                                   SHARES/
                                                    FACE
                                                   AMOUNT         VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@DFA Short Term Investment Fund..............  374,000,000    374,000,000  19.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $835,721) to be repurchased at
     $819,339................................... $        819        819,334   0.1%
                                                              -------------- -----
TOTAL SECURITIES LENDING COLLATERAL.............                 374,819,334  19.2%
                                                              -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,173,606,545).........................              $2,315,204,864 118.4%
                                                              ============== =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
   Australia....................... $  9,251,552 $  141,670,327      -- $  150,921,879
   Austria.........................       52,320      5,132,236      --      5,184,556
   Belgium.........................    2,653,908     13,938,604      --     16,592,512
   Canada..........................  216,979,219             --      --    216,979,219
   Denmark.........................    3,900,588     17,690,092      --     21,590,680
   Finland.........................    1,042,310     13,999,634      --     15,041,944
   France..........................   14,168,008    142,125,350      --    156,293,358
   Germany.........................   23,887,029    119,158,719      --    143,045,748
   Greece..........................           --      1,196,440      --      1,196,440
   Hong Kong.......................           --     50,447,891      --     50,447,891
   Ireland.........................    2,019,734      3,510,213      --      5,529,947
   Israel..........................    6,259,251      3,580,172      --      9,839,423
   Italy...........................    5,672,778     30,562,468      --     36,235,246
   Japan...........................   33,945,104    335,164,435      --    369,109,539
   Netherlands.....................    3,291,364     39,809,893      --     43,101,257
   New Zealand.....................           --      2,124,086      --      2,124,086
   Norway..........................    1,282,811     19,422,380      --     20,705,191
   Portugal........................      108,808      3,636,343      --      3,745,151
   Singapore.......................           --     31,547,557      --     31,547,557
   Spain...........................   16,282,483     29,503,764      --     45,786,247
   Sweden..........................      659,580     55,816,473      --     56,476,053
   Switzerland.....................   16,053,216    125,688,129      --    141,741,345
   United Kingdom..................  132,875,152    263,044,561      --    395,919,713
Preferred Stocks
   Germany.........................           --      1,177,119      --      1,177,119
   United Kingdom..................           --         53,405      --         53,405
Rights/Warrants
   Belgium.........................           --              4      --              4
   France..........................           --             15      --             15
   Norway..........................           --              3      --              3
   Spain...........................           --              2      --              2
Securities Lending Collateral......           --    374,819,334      --    374,819,334
                                    ------------ -------------- ------- --------------
TOTAL.............................. $490,385,215 $1,824,819,649      -- $2,315,204,864
                                    ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------- ------------ ---------------
COMMON STOCKS -- (84.8%)
AUSTRALIA -- (6.0%)
   Australia & New Zealand Banking Group, Ltd..... 803,552 $ 19,906,589             0.3%
  #Commonwealth Bank of Australia NL.............. 291,226   15,709,586             0.3%
  #National Australia Bank, Ltd................... 935,297   24,447,996             0.4%
   Wesfarmers, Ltd................................ 435,744   13,683,153             0.2%
   Westpac Banking Corp........................... 652,008   15,365,350             0.3%
   Other Securities...............................          324,853,928             5.5%
                                                           ------------ ---------------
TOTAL AUSTRALIA...................................          413,966,602             7.0%
                                                           ------------ ---------------
AUSTRIA -- (0.4%)
   Other Securities...............................           28,142,378             0.5%
                                                           ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities...............................           59,136,219             1.0%
                                                           ------------ ---------------
CANADA -- (9.6%)
  #Bank of Montreal............................... 266,573   15,832,199             0.3%
  #Bank of Nova Scotia............................ 264,875   14,693,678             0.2%
   Canadian National Resources, Ltd............... 378,150   13,137,731             0.2%
  #Royal Bank of Canada........................... 326,040   18,842,561             0.3%
   Suncor Energy, Inc............................. 654,429   21,616,661             0.4%
  #Toronto Dominion Bank.......................... 350,772   29,646,155             0.5%
   Other Securities...............................          550,244,622             9.3%
                                                           ------------ ---------------
TOTAL CANADA......................................          664,013,607            11.2%
                                                           ------------ ---------------
CHINA -- (0.0%)
   Other Securities...............................              177,538             0.0%
                                                           ------------ ---------------
DENMARK -- (0.8%)
   Other Securities...............................           56,390,298             0.9%
                                                           ------------ ---------------
FINLAND -- (1.3%)
   Other Securities...............................           86,625,407             1.5%
                                                           ------------ ---------------
FRANCE -- (5.9%)
   BNP Paribas SA................................. 412,437   16,645,677             0.3%
   GDF Suez SA.................................... 531,910   12,246,800             0.2%
   Sanofi SA ADR.................................. 562,231   21,465,980             0.4%
  #Total SA Sponsored ADR......................... 497,184   23,919,522             0.4%
   Other Securities...............................          332,549,935             5.6%
                                                           ------------ ---------------
TOTAL FRANCE......................................          406,827,914             6.9%
                                                           ------------ ---------------
GERMANY -- (5.3%)
   Bayerische Motoren Werke AG.................... 146,243   13,909,458             0.2%
   Daimler AG..................................... 406,057   22,467,707             0.4%
   Deutsche Bank AG............................... 331,650   14,397,919             0.3%
  #E.ON AG........................................ 592,057   13,405,193             0.2%
  #Munchener Rueckversicherungs-Gesellschaft AG...  84,700   12,302,677             0.2%
   Siemens AG Sponsored ADR....................... 133,713   12,417,926             0.2%
   Other Securities...............................          274,964,716             4.6%
                                                           ------------ ---------------
TOTAL GERMANY.....................................          363,865,596             6.1%
                                                           ------------ ---------------
GREECE -- (0.3%)
   Other Securities...............................           19,023,158             0.3%
                                                           ------------ ---------------
HONG KONG -- (2.1%)
   Other Securities...............................          143,741,558             2.4%
                                                           ------------ ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
IRELAND -- (0.5%)
   Other Securities.............................           $   35,090,814             0.6%
                                                           -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................               39,191,586             0.7%
                                                           -------------- ---------------
ITALY -- (1.8%)
   Other Securities.............................              126,012,335             2.1%
                                                           -------------- ---------------
JAPAN -- (17.3%)
   Honda Motor Co., Ltd. Sponsored ADR..........   407,432     14,683,849             0.2%
   Mitsubishi UFJ Financial Group, Inc.......... 3,578,700     17,183,174             0.3%
   Mizuho Financial Group, Inc.................. 9,729,760     15,339,037             0.3%
   Sumitomo Mitsui Financial Group, Inc.........   572,770     18,327,942             0.3%
  #Toyota Motor Corp. Sponsored ADR.............   346,941     28,372,835             0.5%
   Other Securities.............................            1,097,539,198            18.5%
                                                           -------------- ---------------
TOTAL JAPAN.....................................            1,191,446,035            20.1%
                                                           -------------- ---------------
NETHERLANDS -- (2.1%)
   Other Securities.............................              145,890,264             2.5%
                                                           -------------- ---------------
NEW ZEALAND -- (0.2%)
   Other Securities.............................               15,676,378             0.3%
                                                           -------------- ---------------
NORWAY -- (1.0%)
   Other Securities.............................               71,534,822             1.2%
                                                           -------------- ---------------
PORTUGAL -- (0.3%)
   Other Securities.............................               19,341,371             0.3%
                                                           -------------- ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................              102,478,966             1.7%
                                                           -------------- ---------------
SPAIN -- (1.7%)
   Banco Santander SA Sponsored ADR............. 2,229,277     14,111,323             0.2%
   Other Securities.............................              106,176,410             1.8%
                                                           -------------- ---------------
TOTAL SPAIN.....................................              120,287,733             2.0%
                                                           -------------- ---------------
SWEDEN -- (2.7%)
   Other Securities.............................              185,291,511             3.1%
                                                           -------------- ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................   194,314     12,119,793             0.2%
   Nestle SA....................................   587,284     35,994,212             0.6%
   Novartis AG ADR..............................   627,200     34,602,624             0.6%
   Roche Holding AG Genusschein.................    82,873     15,145,916             0.3%
  *Swiss Re, Ltd................................   260,756     16,373,671             0.3%
  *UBS AG....................................... 1,371,785     17,131,114             0.3%
   Zurich Insurance Group AG....................    94,275     23,097,651             0.4%
   Other Securities.............................              204,468,901             3.4%
                                                           -------------- ---------------
TOTAL SWITZERLAND...............................              358,933,882             6.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (17.3%)
   Anglo American P.L.C.........................   573,863     22,176,831             0.4%
  #AstraZeneca P.L.C. Sponsored ADR.............   314,863     13,822,486             0.2%
  #Barclays P.L.C. Sponsored ADR................ 1,247,292     17,761,438             0.3%
   BG Group P.L.C...............................   694,696     16,391,507             0.3%
   BP P.L.C. Sponsored ADR...................... 1,352,289     58,702,866             1.0%
  #HSBC Holdings P.L.C. Sponsored ADR........... 1,541,503     69,629,691             1.2%
   Imperial Tobacco Group P.L.C.................   308,273     12,327,992             0.2%
   Prudential P.L.C. ADR........................   637,394     15,622,527             0.3%
  #Rio Tinto P.L.C. Sponsored ADR...............   289,758     16,246,731             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C...................   906,583 $   12,121,422             0.2%
  #Royal Dutch Shell P.L.C. ADR................. 1,317,840     96,676,742             1.6%
   SABmiller P.L.C..............................   323,061     13,577,779             0.2%
   Standard Chartered P.L.C..................... 1,032,766     25,246,672             0.4%
   Tesco P.L.C.................................. 2,348,104     12,099,035             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 2,064,129     57,444,710             1.0%
   Xstrata P.L.C................................   827,448     15,891,577             0.3%
   Other Securities.............................              718,627,706            12.1%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................            1,194,367,712            20.2%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                   13,450             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            5,847,467,134            98.7%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................                3,406,846             0.1%
                                                           -------------- ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                   46,938             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                  155,957             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                3,609,741             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                    7,080             0.0%
                                                           -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                    1,596             0.0%
                                                           -------------- ---------------
CANADA -- (0.0%)
   Other Securities.............................                      586             0.0%
                                                           -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                   21,901             0.0%
                                                           -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                   13,950             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                   62,101             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
SWITZERLAND -- (0.0%)
   Other Securities.............................                      196             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   21,796             0.0%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                  129,210             0.0%
                                                           -------------- ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES/
                                                     FACE                        PERCENTAGE
                                                    AMOUNT          VALUE+     OF NET ASSETS**
                                                 -------------- -------------- ---------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund..............  1,041,000,000 $1,041,000,000            17.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $378,065) to be repurchased at
     $370,654................................... $          371        370,652             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,041,370,652            17.6%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
  (Cost $7,199,779,163).........................                $6,892,576,737           116.4%
                                                                ============== ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                                   -------------- -------------- --------- --------------
Common Stocks
   Australia...................................... $   22,070,516 $  391,896,086        -- $  413,966,602
   Austria........................................         91,560     28,050,818        --     28,142,378
   Belgium........................................      9,413,744     49,722,475        --     59,136,219
   Canada.........................................    663,423,530        590,077        --    664,013,607
   China..........................................             --        177,538        --        177,538
   Denmark........................................      3,345,848     53,044,450        --     56,390,298
   Finland........................................      2,759,357     83,866,050        --     86,625,407
   France.........................................     70,185,708    336,642,206        --    406,827,914
   Germany........................................     53,932,445    309,933,151        --    363,865,596
   Greece.........................................      1,635,193     17,387,965        --     19,023,158
   Hong Kong......................................        266,290    143,475,268        --    143,741,558
   Ireland........................................      9,630,127     25,460,687        --     35,090,814
   Israel.........................................     14,543,918     24,647,668        --     39,191,586
   Italy..........................................     14,487,941    111,524,394        --    126,012,335
   Japan..........................................     87,002,574  1,104,443,461        --  1,191,446,035
   Netherlands....................................     25,371,081    120,519,183        --    145,890,264
   New Zealand....................................        711,879     14,964,499        --     15,676,378
   Norway.........................................      9,051,641     62,483,181        --     71,534,822
   Portugal.......................................        205,473     19,135,898        --     19,341,371
   Singapore......................................             --    102,478,966        --    102,478,966
   Spain..........................................     28,621,650     91,666,083        --    120,287,733
   Sweden.........................................      7,466,084    177,825,427        --    185,291,511
   Switzerland....................................     61,561,055    297,372,827        --    358,933,882
   United Kingdom.................................    427,586,753    766,780,959        --  1,194,367,712
   United States..................................         13,450             --        --         13,450
Preferred Stocks
   Germany........................................             --      3,406,846        --      3,406,846
   Sweden.........................................             --         46,938        --         46,938
   United Kingdom.................................             --        155,957        --        155,957
Rights/Warrants
   Australia......................................             --          7,080        --          7,080
   Belgium........................................             --          1,596        --          1,596
   Canada.........................................             --            586        --            586
   Denmark........................................             --         21,901        --         21,901
   Germany........................................             --             --        --             --
   Hong Kong......................................             --         13,950        --         13,950
   Singapore......................................             --         62,101        --         62,101
   Spain..........................................             --              4        --              4
   Switzerland....................................             --            196        --            196
   United Kingdom.................................             --         21,796        --         21,796
   United States..................................             --             --        --             --
Securities Lending Collateral.....................             --  1,041,370,652        --  1,041,370,652
                                                   -------------- --------------    ------ --------------
TOTAL............................................. $1,513,377,817 $5,379,198,920        -- $6,892,576,737
                                                   ============== ==============    ====== ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company.... $1,987,831,116
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.......  1,402,660,503
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.  1,295,919,946
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company...    770,233,996
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.......    740,073,888
                                                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,009,154,841)................................................................  6,196,719,449
                                                                                           --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $6,009,154,841)................................................................ $6,196,719,449
                                                                                           ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,196,719,449      --      -- $6,196,719,449
                                  --------------  ------    ---- --------------
TOTAL............................ $6,196,719,449      --      -- $6,196,719,449
                                  ==============  ======    ==== ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                                        VALUE+
                                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $322,208,865
                                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $364,847,808)............................................................ $322,208,865
                                                                                     ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            VALUE+
                                                                                         ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $202,844,062
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $192,687,771)................................................................ $202,844,062
                                                                                         ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                                             VALUE+
                                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $30,296,364
                                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,966,792)................................................................... $30,296,364
                                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company. $120,533,638
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $122,331,854)............................................................... $120,533,638
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (23.4%)
   CFS Retail Property Trust....................  9,691,577 $ 19,385,742             1.6%
  #Commonwealth Property Office Fund............ 12,028,614   13,019,738             1.0%
   Dexus Property Group......................... 24,257,926   23,535,617             1.9%
   Goodman Group................................  7,484,209   27,981,964             2.3%
   GPT Group....................................  8,754,543   29,804,772             2.4%
  *Investa Office Fund..........................  3,187,223    9,046,851             0.7%
   Stockland Trust Group........................ 11,843,453   38,046,283             3.1%
   Westfield Group.............................. 10,248,851   97,992,835             7.9%
   Westfield Retail Trust....................... 14,561,346   41,091,035             3.3%
   Other Securities.............................              26,107,677             2.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             326,012,514            26.3%
                                                            ------------ ---------------
BELGIUM -- (1.4%)
  #Cofinimmo SA.................................     71,308    8,608,223             0.7%
   Other Securities.............................              11,157,941             0.9%
                                                            ------------ ---------------
TOTAL BELGIUM...................................              19,766,164             1.6%
                                                            ------------ ---------------
CANADA -- (6.9%)
   Boardwalk REIT...............................    109,825    6,538,248             0.5%
  #Calloway REIT................................    248,954    6,925,400             0.5%
  #Canadian REIT................................    159,293    6,238,848             0.5%
  #Chartwell Seniors Housing REIT...............    660,637    6,232,866             0.5%
   H&R REIT.....................................    633,619   15,650,457             1.3%
  #RioCan REIT..................................    640,255   17,590,242             1.4%
   Other Securities.............................              36,741,968             3.0%
                                                            ------------ ---------------
TOTAL CANADA....................................              95,918,029             7.7%
                                                            ------------ ---------------
CHINA -- (0.1%)
   Other Securities.............................               1,779,568             0.1%
                                                            ------------ ---------------
FRANCE -- (10.9%)
  #Fonciere des Regions SA......................    149,345   11,571,718             0.9%
  #Gecina SA....................................    118,125   10,957,894             0.9%
   ICADE SA.....................................    120,742   10,186,547             0.8%
   Klepierre SA.................................    565,039   17,912,894             1.4%
   Societe Immobiliere de Location pour
     l'Industrie et le Commerce SA..............     59,608    6,288,694             0.5%
  #Unibail-Rodamco SE...........................    463,432   86,716,122             7.0%
   Other Securities.............................               8,019,892             0.7%
                                                            ------------ ---------------
TOTAL FRANCE....................................             151,653,761            12.2%
                                                            ------------ ---------------
GERMANY -- (0.3%)
   Other Securities.............................               3,804,510             0.3%
                                                            ------------ ---------------
GREECE -- (0.0%)
   Other Securities.............................                 294,607             0.0%
                                                            ------------ ---------------
HONG KONG -- (4.1%)
   Link REIT (The).............................. 11,426,105   47,390,038             3.8%
   Other Securities.............................               9,597,501             0.8%
                                                            ------------ ---------------
TOTAL HONG KONG.................................              56,987,539             4.6%
                                                            ------------ ---------------
ISRAEL -- (0.0%)
   Other Securities.............................                 629,250             0.1%
                                                            ------------ ---------------
ITALY -- (0.2%)
   Other Securities.............................               3,020,168             0.2%
                                                            ------------ ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
JAPAN -- (14.1%)
   Advance Residence Investment Corp............      5,402 $   10,443,511             0.9%
   Frontier Real Estate Investment Corp.........        859      7,269,379             0.6%
   Japan Logistics Fund, Inc....................        709      6,220,453             0.5%
   Japan Prime Realty Investment Corp...........      3,333      9,571,734             0.8%
   Japan Real Estate Investment Corp............      2,684     23,777,170             1.9%
   Japan Retail Fund Investment Corp............      9,347     14,903,137             1.2%
   MORI TRUST Sogo REIT, Inc....................        834      7,374,361             0.6%
   Nippon Building Fund, Inc....................      3,044     28,924,593             2.3%
   Nomura Real Estate Office Fund, Inc..........      1,351      7,844,021             0.6%
   ORIX JREIT, Inc..............................      1,360      6,047,163             0.5%
   United Urban Investment Corp.................     10,327     12,167,793             1.0%
   Other Securities.............................                61,823,787             5.0%
                                                            -------------- ---------------
TOTAL JAPAN.....................................               196,367,102            15.9%
                                                            -------------- ---------------
MALAYSIA -- (0.1%)
   Other Securities.............................                 2,013,627             0.2%
                                                            -------------- ---------------
NETHERLANDS -- (2.7%)
  #Corio NV.....................................    324,182     14,522,431             1.2%
   Eurocommercial Properties NV.................    203,901      7,153,453             0.6%
  #Wereldhave NV................................    113,863      8,012,615             0.6%
   Other Securities.............................                 7,846,795             0.6%
                                                            -------------- ---------------
TOTAL NETHERLANDS...............................                37,535,294             3.0%
                                                            -------------- ---------------
NEW ZEALAND -- (0.7%)
   Other Securities.............................                 9,331,501             0.8%
                                                            -------------- ---------------
SINGAPORE -- (6.8%)
   Ascendas REIT................................  8,946,000     15,007,653             1.2%
   CapitaCommercial Trust....................... 10,019,000     10,419,954             0.8%
   CapitaMall Trust............................. 11,163,300     16,207,559             1.3%
   CDL Hospitality Trusts.......................  3,850,000      5,872,011             0.5%
   Suntec REIT.................................. 10,137,000     10,697,822             0.9%
   Other Securities.............................                36,752,643             3.0%
                                                            -------------- ---------------
TOTAL SINGAPORE.................................                94,957,642             7.7%
                                                            -------------- ---------------
SOUTH AFRICA -- (1.4%)
   Other Securities.............................                19,870,564             1.6%
                                                            -------------- ---------------
TAIWAN -- (0.6%)
   Other Securities.............................                 8,095,303             0.7%
                                                            -------------- ---------------
TURKEY -- (0.6%)
   Other Securities.............................                 8,557,351             0.7%
                                                            -------------- ---------------
UNITED KINGDOM -- (12.8%)
   British Land Co. P.L.C.......................  4,251,774     33,776,465             2.7%
   Capital Shopping Centres Group P.L.C.........  2,824,346     14,901,138             1.2%
   Derwent London P.L.C.........................    463,201     13,097,653             1.1%
   Great Portland Estates P.L.C.................  1,581,009      9,240,995             0.7%
   Hammerson P.L.C..............................  3,630,503     24,612,364             2.0%
   Land Securities Group P.L.C..................  3,988,053     47,096,234             3.8%
   Segro P.L.C..................................  3,742,802     13,431,660             1.1%
   Shaftesbury P.L.C............................  1,159,169      9,623,414             0.8%
   Other Securities.............................                12,581,546             1.0%
                                                            -------------- ---------------
TOTAL UNITED KINGDOM............................               178,361,469            14.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,214,955,963            98.1%
                                                            -------------- ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES        VALUE++     OF NET ASSETS**
                                                 ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities.............................              $           --             0.0%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT        VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..............  180,000,000    180,000,000            14.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $495,493) to be repurchased at
     $485,780................................... $        486        485,777             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 180,485,777            14.5%
                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,374,453,565).........................              $1,395,441,740           112.6%
                                                              ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia..................          -- $  326,012,514     --  $  326,012,514
   Belgium....................          --     19,766,164     --      19,766,164
   Canada..................... $95,918,029             --     --      95,918,029
   China......................          --      1,779,568     --       1,779,568
   France.....................          --    151,653,761     --     151,653,761
   Germany....................          --      3,804,510     --       3,804,510
   Greece.....................          --        294,607     --         294,607
   Hong Kong..................          --     56,987,539     --      56,987,539
   Israel.....................          --        629,250     --         629,250
   Italy......................          --      3,020,168     --       3,020,168
   Japan......................          --    196,367,102     --     196,367,102
   Malaysia...................          --      2,013,627     --       2,013,627
   Netherlands................          --     37,535,294     --      37,535,294
   New Zealand................          --      9,331,501     --       9,331,501
   Singapore..................          --     94,957,642     --      94,957,642
   South Africa...............          --     19,870,564     --      19,870,564
   Taiwan.....................          --      8,095,303     --       8,095,303
   Turkey.....................          --      8,557,351     --       8,557,351
   United Kingdom.............          --    178,361,469     --     178,361,469
Rights/Warrants
   Netherlands................          --             --     --              --
Securities Lending Collateral.          --    180,485,777     --     180,485,777
                               ----------- -------------- ------  --------------
TOTAL......................... $95,918,029 $1,299,523,711     --  $1,395,441,740
                               =========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc........................... 26,423,928 $  694,156,589
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 86,577,486    432,887,430
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $868,353,338)....................................             1,127,044,019
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $2,144,261)......................................  2,144,261      2,144,261
                                                                        --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $870,497,599)....................................            $1,129,188,280
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $1,127,044,019      --      -- $1,127,044,019
Temporary Cash Investments..............      2,144,261      --      --      2,144,261
                                         -------------- ------- ------- --------------
TOTAL................................... $1,129,188,280      --      -- $1,129,188,280
                                         ============== ======= ======= ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRALIA -- (5.9%)
  #Beach Energy, Ltd............................ 23,748,219 $ 34,412,826             0.4%
   Goodman Fielder, Ltd......................... 37,803,693   25,854,769             0.3%
   GrainCorp, Ltd...............................  2,965,452   28,392,122             0.3%
   Primary Health Care, Ltd..................... 10,019,264   29,426,570             0.4%
   Other Securities.............................             416,165,166             5.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             534,251,453             6.5%
                                                            ------------ ---------------
AUSTRIA -- (0.8%)
  #Wienerberger AG..............................  2,509,358   29,320,060             0.3%
   Other Securities.............................              38,784,528             0.5%
                                                            ------------ ---------------
TOTAL AUSTRIA...................................              68,104,588             0.8%
                                                            ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities.............................              79,168,575             1.0%
                                                            ------------ ---------------
CANADA -- (10.3%)
  *Canfor Corp..................................  2,740,809   30,020,300             0.4%
  *Celestica, Inc...............................  4,577,603   41,010,059             0.5%
   Groupe Aeroplan, Inc.........................  3,335,633   42,883,575             0.5%
   HudBay Minerals, Inc.........................  3,722,539   39,190,571             0.5%
   Laurentian Bank of Canada....................    707,853   31,550,101             0.4%
  *Petrobank Energy & Resources, Ltd............  2,233,989   32,022,356             0.4%
   RONA, Inc....................................  3,110,210   33,373,717             0.4%
   Sherritt International Corp..................  6,804,683   38,919,329             0.5%
  #West Fraser Timber Co., Ltd..................    758,023   33,325,848             0.4%
   Other Securities.............................             612,213,007             7.5%
                                                            ------------ ---------------
TOTAL CANADA....................................             934,508,863            11.5%
                                                            ------------ ---------------
CHINA -- (0.0%)
   Other Securities.............................                 157,853             0.0%
                                                            ------------ ---------------
DENMARK -- (0.6%)
   Other Securities.............................              56,966,289             0.7%
                                                            ------------ ---------------
FINLAND -- (2.4%)
  #Huhtamaki Oyj................................  1,928,287   30,602,569             0.4%
  #*Outokumpu Oyj............................... 24,037,488   39,106,313             0.5%
  #Pohjola Bank P.L.C. Series A.................  3,275,771   35,253,899             0.4%
   Other Securities.............................             112,952,434             1.4%
                                                            ------------ ---------------
TOTAL FINLAND...................................             217,915,215             2.7%
                                                            ------------ ---------------
FRANCE -- (3.4%)
   Arkema SA....................................    368,577   32,688,683             0.4%
   Havas SA.....................................  6,856,139   38,806,544             0.5%
   Nexans SA....................................    580,149   29,076,437             0.4%
   Other Securities.............................             208,376,584             2.5%
                                                            ------------ ---------------
TOTAL FRANCE....................................             308,948,248             3.8%
                                                            ------------ ---------------
GERMANY -- (4.7%)
   Aurubis AG...................................  1,045,010   58,162,017             0.7%
   Bilfinger Berger SE..........................    692,750   63,380,996             0.8%
   Kloeckner & Co. SE...........................  2,394,335   32,587,274             0.4%
   Other Securities.............................             273,785,538             3.3%
                                                            ------------ ---------------
TOTAL GERMANY...................................             427,915,825             5.2%
                                                            ------------ ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
GREECE -- (0.3%)
   Other Securities.............................            $   25,516,734             0.3%
                                                            -------------- ---------------
HONG KONG -- (2.0%)
   Other Securities.............................               177,621,688             2.2%
                                                            -------------- ---------------
IRELAND -- (0.3%)
   Other Securities.............................                23,790,746             0.3%
                                                            -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................                58,495,228             0.7%
                                                            -------------- ---------------
ITALY -- (2.2%)
  #Banca Popolare di Milano Scarl............... 66,155,704     32,571,828             0.4%
   Other Securities.............................               167,636,909             2.1%
                                                            -------------- ---------------
TOTAL ITALY.....................................               200,208,737             2.5%
                                                            -------------- ---------------
JAPAN -- (22.9%)
   Aoyama Trading Co., Ltd......................  1,338,399     27,613,514             0.4%
   Other Securities.............................             2,050,175,684            25.1%
                                                            -------------- ---------------
TOTAL JAPAN.....................................             2,077,789,198            25.5%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
NETHERLANDS -- (1.4%)
   Other Securities.............................               126,213,592             1.5%
                                                            -------------- ---------------
NEW ZEALAND -- (0.4%)
   Other Securities.............................                36,622,800             0.5%
                                                            -------------- ---------------
NORWAY -- (1.1%)
   Other Securities.............................               102,112,119             1.3%
                                                            -------------- ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................                17,486,839             0.2%
                                                            -------------- ---------------
SINGAPORE -- (1.3%)
   Other Securities.............................               116,790,255             1.4%
                                                            -------------- ---------------
SPAIN -- (1.2%)
   Other Securities.............................               111,302,764             1.4%
                                                            -------------- ---------------
SWEDEN -- (3.1%)
  #Holmen AB Series B...........................  1,273,311     33,821,382             0.4%
  #Trelleborg AB Series B.......................  6,786,568     77,816,853             1.0%
   Other Securities.............................               167,025,501             2.0%
                                                            -------------- ---------------
TOTAL SWEDEN....................................               278,663,736             3.4%
                                                            -------------- ---------------
SWITZERLAND -- (4.2%)
  *Clariant AG..................................  3,169,797     40,355,292             0.5%
   Helvetia Holding AG..........................    115,700     41,498,975             0.5%
   Other Securities.............................               297,012,159             3.6%
                                                            -------------- ---------------
TOTAL SWITZERLAND...............................               378,866,426             4.6%
                                                            -------------- ---------------
UNITED KINGDOM -- (18.5%)
   Amlin P.L.C.................................. 10,862,369     58,177,283             0.7%
   Ashtead Group P.L.C.......................... 12,335,561     49,462,360             0.6%
  *Barratt Developments P.L.C................... 21,303,926     46,238,674             0.6%
   Beazley P.L.C................................ 12,306,390     28,328,525             0.3%
   Bellway P.L.C................................  3,448,205     44,061,764             0.5%
   Bodycote P.L.C...............................  5,302,073     36,617,802             0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                    SHARES         VALUE++     OF NET ASSETS**
                                                 -------------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Bovis Homes Group P.L.C......................      3,849,825 $   28,887,236             0.4%
   Catlin Group, Ltd............................      8,969,846     61,454,052             0.8%
   Cookson Group P.L.C..........................      5,906,182     69,575,227             0.9%
   DS Smith P.L.C...............................     17,847,031     48,615,592             0.6%
   easyJet P.L.C................................      3,830,175     30,837,399             0.4%
   Greene King P.L.C............................      4,908,532     40,675,830             0.5%
   Hiscox, Ltd..................................     10,648,017     68,865,861             0.8%
   Inchcape P.L.C...............................      8,233,803     48,917,752             0.6%
   Logica P.L.C.................................     28,942,748     36,624,014             0.4%
   Meggitt P.L.C................................      7,033,226     46,639,872             0.6%
   Millennium & Copthorne Hotels P.L.C..........      4,813,561     37,961,009             0.5%
   Mondi P.L.C..................................      7,958,099     73,997,842             0.9%
   Persimmon P.L.C..............................      7,337,098     74,832,923             0.9%
  *Taylor Wimpey P.L.C..........................     69,658,557     56,816,421             0.7%
   Travis Perkins P.L.C.........................      5,109,001     87,163,637             1.1%
   Other Securities.............................                   596,969,019             7.3%
                                                                -------------- ---------------
TOTAL UNITED KINGDOM............................                 1,671,720,094            20.5%
                                                                -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                        10,350             0.0%
                                                                -------------- ---------------
TOTAL COMMON STOCKS.............................                 8,031,148,215            98.5%
                                                                -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                         8,636             0.0%
                                                                -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                        12,215             0.0%
                                                                -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                       127,213             0.0%
                                                                -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                        93,981             0.0%
                                                                -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       242,045             0.0%
                                                                -------------- ---------------
                                                    SHARES/
                                                     FACE
                                                    AMOUNT         VALUE+
                                                 -------------- --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@DFA Short Term Investment Fund..............  1,022,000,000  1,022,000,000            12.5%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $510,716) to be repurchased at $500,705... $          501        500,702             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,022,500,702            12.5%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,721,383,550).........................                $9,053,890,962           111.0%
                                                                ============== ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  534,251,453      -- $  534,251,453
   Austria....................           --     68,104,588      --     68,104,588
   Belgium....................           --     79,168,575      --     79,168,575
   Canada..................... $930,771,950      3,736,913      --    934,508,863
   China......................           --        157,853      --        157,853
   Denmark....................           --     56,966,289      --     56,966,289
   Finland....................           --    217,915,215      --    217,915,215
   France.....................           --    308,948,248      --    308,948,248
   Germany....................           --    427,915,825      --    427,915,825
   Greece.....................      347,581     25,169,153      --     25,516,734
   Hong Kong..................           --    177,621,688      --    177,621,688
   Ireland....................           --     23,790,746      --     23,790,746
   Israel.....................           --     58,495,228      --     58,495,228
   Italy......................           --    200,208,737      --    200,208,737
   Japan......................           --  2,077,789,198      --  2,077,789,198
   Malaysia...................           --             --      --             --
   Netherlands................           --    126,213,592      --    126,213,592
   New Zealand................           --     36,622,800      --     36,622,800
   Norway.....................           --    102,112,119      --    102,112,119
   Portugal...................           --     17,486,839      --     17,486,839
   Singapore..................           --    116,790,255      --    116,790,255
   Spain......................           --    111,302,764      --    111,302,764
   Sweden.....................           --    278,663,736      --    278,663,736
   Switzerland................           --    378,866,426      --    378,866,426
   United Kingdom.............           --  1,671,720,094      --  1,671,720,094
   United States..............       10,350             --      --         10,350
Rights/Warrants
   Australia..................           --          8,636      --          8,636
   Belgium....................           --         12,215      --         12,215
   Denmark....................           --        127,213      --        127,213
   Germany....................           --             --      --             --
   Hong Kong..................           --         93,981      --         93,981
   United Kingdom.............           --             --      --             --
Securities Lending Collateral.           --  1,022,500,702      --  1,022,500,702
                               ------------ -------------- ------- --------------
TOTAL......................... $931,129,881 $8,122,761,081      -- $9,053,890,962
                               ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (6.1%)
   Macquarie Group, Ltd.........................  29,586 $   891,736             0.2%
   National Australia Bank, Ltd.................  74,261   1,941,130             0.4%
   Origin Energy, Ltd...........................  66,269     910,465             0.2%
   Suncorp Group, Ltd........................... 115,486     973,816             0.2%
   Other Securities.............................          31,766,741             5.9%
                                                         ----------- ---------------
TOTAL AUSTRALIA.................................          36,483,888             6.9%
                                                         ----------- ---------------
AUSTRIA -- (0.5%)
   Other Securities.............................           2,908,509             0.5%
                                                         ----------- ---------------
BELGIUM -- (1.0%)
   Other Securities.............................           5,885,384             1.1%
                                                         ----------- ---------------
CANADA -- (9.9%)
  #Bank of Montreal.............................  15,400     914,631             0.2%
   Magna International, Inc.....................  20,960     918,518             0.2%
  #Sun Life Financial, Inc......................  35,778     877,201             0.2%
   Suncor Energy, Inc...........................  36,072   1,191,506             0.2%
   Toronto Dominion Bank........................  21,129   1,785,757             0.3%
   Viterra, Inc.................................  59,388     956,484             0.2%
   Other Securities.............................          52,843,458             9.9%
                                                         ----------- ---------------
TOTAL CANADA....................................          59,487,555            11.2%
                                                         ----------- ---------------
CHINA -- (0.0%)
   Other Securities.............................              33,507             0.0%
                                                         ----------- ---------------
DENMARK -- (1.0%)
   Other Securities.............................           5,952,213             1.1%
                                                         ----------- ---------------
FINLAND -- (1.5%)
 #*Nokia Oyj.................................... 301,254   1,091,051             0.2%
   Other Securities.............................           8,099,033             1.5%
                                                         ----------- ---------------
TOTAL FINLAND...................................           9,190,084             1.7%
                                                         ----------- ---------------
FRANCE -- (5.2%)
   Cie Generale des Etablissements Michelin SA
     Series B...................................  14,416   1,077,344             0.2%
   Sanofi SA....................................  20,001   1,527,709             0.3%
   Societe Generale SA..........................  39,711     940,126             0.2%
   Vivendi SA...................................  51,678     955,862             0.2%
   Other Securities.............................          26,933,300             5.0%
                                                         ----------- ---------------
TOTAL FRANCE....................................          31,434,341             5.9%
                                                         ----------- ---------------
GERMANY -- (5.0%)
   Allianz SE...................................  10,175   1,134,931             0.2%
   Daimler AG...................................  23,045   1,275,112             0.3%
   Deutsche Bank AG.............................  29,192   1,266,641             0.2%
  #E.ON AG......................................  43,404     982,742             0.2%
  *RWE AG.......................................  21,427     921,080             0.2%
   Other Securities.............................          24,145,749             4.5%
                                                         ----------- ---------------
TOTAL GERMANY...................................          29,726,255             5.6%
                                                         ----------- ---------------
GREECE -- (0.4%)
   Other Securities.............................           2,459,594             0.5%
                                                         ----------- ---------------
HONG KONG -- (2.2%)
   Other Securities.............................          13,316,953             2.5%
                                                         ----------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
IRELAND -- (0.7%)
   CRH P.L.C. Sponsored ADR.....................  47,203 $    959,637             0.2%
   Other Securities.............................            3,554,223             0.6%
                                                         ------------ ---------------
TOTAL IRELAND...................................            4,513,860             0.8%
                                                         ------------ ---------------
ISRAEL -- (0.5%)
   Other Securities.............................            3,031,018             0.6%
                                                         ------------ ---------------
ITALY -- (2.0%)
   Other Securities.............................           12,279,906             2.3%
                                                         ------------ ---------------
JAPAN -- (19.6%)
   Mitsubishi UFJ Financial Group, Inc.......... 282,300    1,355,467             0.2%
   Mizuho Financial Group, Inc.................. 577,660      910,685             0.2%
   Sumitomo Mitsui Financial Group, Inc.........  33,941    1,086,071             0.2%
  #Toyota Motor Corp. Sponsored ADR.............  11,600      948,648             0.2%
   Other Securities.............................          112,896,551            21.2%
                                                         ------------ ---------------
TOTAL JAPAN.....................................          117,197,422            22.0%
                                                         ------------ ---------------
NETHERLANDS -- (2.0%)
   Akzo Nobel NV................................  23,201    1,244,284             0.2%
   Other Securities.............................           10,653,530             2.0%
                                                         ------------ ---------------
TOTAL NETHERLANDS...............................           11,897,814             2.2%
                                                         ------------ ---------------
NEW ZEALAND -- (0.3%)
   Other Securities.............................            1,609,911             0.3%
                                                         ------------ ---------------
NORWAY -- (1.2%)
   Other Securities.............................            7,183,387             1.4%
                                                         ------------ ---------------
PORTUGAL -- (0.4%)
   Other Securities.............................            2,138,515             0.4%
                                                         ------------ ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................            8,756,837             1.6%
                                                         ------------ ---------------
SPAIN -- (1.5%)
   Banco Santander SA........................... 191,020    1,199,340             0.2%
   Other Securities.............................            7,628,479             1.5%
                                                         ------------ ---------------
TOTAL SPAIN.....................................            8,827,819             1.7%
                                                         ------------ ---------------
SWEDEN -- (2.8%)
   Other Securities.............................           17,035,000             3.2%
                                                         ------------ ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................  24,022    1,498,305             0.3%
   Nestle SA....................................  29,483    1,806,992             0.3%
   Novartis AG ADR..............................  25,578    1,411,138             0.3%
  *Swiss Re, Ltd................................  31,448    1,974,717             0.4%
   Zurich Insurance Group AG....................   7,485    1,833,847             0.3%
   Other Securities.............................           22,428,837             4.2%
                                                         ------------ ---------------
TOTAL SWITZERLAND...............................           30,953,836             5.8%
                                                         ------------ ---------------
UNITED KINGDOM -- (17.6%)
   Anglo American P.L.C.........................  48,414    1,870,950             0.3%
   Aviva P.L.C.................................. 194,827      975,108             0.2%
   BP P.L.C. Sponsored ADR......................  80,492    3,494,158             0.6%
   HSBC Holdings P.L.C. Sponsored ADR...........  92,259    4,167,339             0.8%
   International Power P.L.C.................... 155,255    1,050,217             0.2%
   Kingfisher P.L.C............................. 232,192    1,095,009             0.2%
   Legal & General Group P.L.C.................. 594,171    1,134,514             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
   Old Mutual P.L.C............................. 440,180 $  1,059,327             0.2%
   Resolution, Ltd.............................. 241,340      876,718             0.1%
   Rexam P.L.C.................................. 142,831      997,032             0.2%
   Royal Dutch Shell P.L.C. ADR.................  88,550    6,496,028             1.2%
   RSA Insurance Group P.L.C.................... 658,760    1,123,240             0.2%
   Standard Chartered P.L.C.....................  60,540    1,479,942             0.3%
   Standard Life P.L.C.......................... 268,835      975,604             0.2%
   Travis Perkins P.L.C.........................  58,572      999,285             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 165,738    4,612,489             0.9%
   WPP P.L.C. Sponsored ADR.....................  13,042      884,508             0.2%
   Xstrata P.L.C................................  77,287    1,484,338             0.3%
   Other Securities.............................           70,740,653            13.3%
                                                         ------------ ---------------
TOTAL UNITED KINGDOM............................          105,516,459            19.8%
                                                         ------------ ---------------
TOTAL COMMON STOCKS.............................          527,820,067            99.1%
                                                         ------------ ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................              123,473             0.0%
                                                         ------------ ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                2,232             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                8,652             0.0%
                                                         ------------ ---------------
TOTAL PREFERRED STOCKS..........................              134,357             0.0%
                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                1,316             0.0%
                                                         ------------ ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                  141             0.0%
                                                         ------------ ---------------
CANADA -- (0.0%)
   Other Securities.............................                  434             0.0%
                                                         ------------ ---------------
DENMARK -- (0.0%)
   Other Securities.............................                1,338             0.0%
                                                         ------------ ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                1,342             0.0%
                                                         ------------ ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                1,551             0.0%
                                                         ------------ ---------------
SPAIN -- (0.0%)
   Other Securities.............................                    6             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                4,084             0.0%
                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS...........................               10,212             0.0%
                                                         ------------ ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                PERCENTAGE
                                                    AMOUNT       VALUE+    OF NET ASSETS**
                                                 ------------ ------------ ---------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@DFA Short Term Investment Fund..............  69,000,000  $ 69,000,000            13.0%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $2,364,456) to be repurchased at
   $2,318,108................................... $     2,318     2,318,094             0.4%
                                                              ------------ ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                71,318,094            13.4%
                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $545,581,894)...........................              $599,282,730           112.5%
                                                              ============ ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                 ---------------------------------------------
                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                 ----------- ------------ ------- ------------
Common Stocks
   Australia.................................... $   643,952 $ 35,839,936      -- $ 36,483,888
   Austria......................................          --    2,908,509      --    2,908,509
   Belgium......................................     642,105    5,243,279      --    5,885,384
   Canada.......................................  59,389,654       97,901      --   59,487,555
   China........................................          --       33,507      --       33,507
   Denmark......................................          --    5,952,213      --    5,952,213
   Finland......................................          --    9,190,084      --    9,190,084
   France.......................................   1,650,716   29,783,625      --   31,434,341
   Germany......................................   2,553,107   27,173,148      --   29,726,255
   Greece.......................................      66,365    2,393,229      --    2,459,594
   Hong Kong....................................      35,960   13,280,993      --   13,316,953
   Ireland......................................   1,103,284    3,410,576      --    4,513,860
   Israel.......................................     737,123    2,293,895      --    3,031,018
   Italy........................................     948,341   11,331,565      --   12,279,906
   Japan........................................   2,914,691  114,282,731      --  117,197,422
   Netherlands..................................   1,783,174   10,114,640      --   11,897,814
   New Zealand..................................      31,393    1,578,518      --    1,609,911
   Norway.......................................     450,805    6,732,582      --    7,183,387
   Portugal.....................................          --    2,138,515      --    2,138,515
   Singapore....................................          --    8,756,837      --    8,756,837
   Spain........................................     717,263    8,110,556      --    8,827,819
   Sweden.......................................       8,996   17,026,004      --   17,035,000
   Switzerland..................................   2,264,078   28,689,758      --   30,953,836
   United Kingdom...............................  22,562,101   82,954,358      --  105,516,459
Preferred Stocks
   Germany......................................          --      123,473      --      123,473
   Sweden.......................................          --        2,232      --        2,232
   United Kingdom...............................          --        8,652      --        8,652
Rights/Warrants
   Australia....................................          --        1,316      --        1,316
   Belgium......................................          --          141      --          141
   Canada.......................................          --          434      --          434
   Denmark......................................          --        1,338      --        1,338
   Hong Kong....................................          --        1,342      --        1,342
   Singapore....................................          --        1,551      --        1,551
   Spain........................................          --            6      --            6
   United Kingdom...............................          --        4,084      --        4,084
Securities Lending Collateral...................          --   71,318,094      --   71,318,094
                                                 ----------- ------------ ------- ------------
TOTAL........................................... $98,503,108 $500,779,622      -- $599,282,730
                                                 =========== ============ ======= ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $37,566,698
Investment in Dimensional Emerging Markets Value Fund.......          13,106,167
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 295,144   4,548,169
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $52,768,648).....................................          55,221,034
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $52,768,648).....................................         $55,221,034
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
    Affiliated Investment Companies. $55,221,034     --      --  $55,221,034
                                     ----------- ------  ------  -----------
    TOTAL........................... $55,221,034     --      --  $55,221,034
                                     =========== ======  ======  ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 826,478 $ 9,752,440
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 913,221   9,314,854
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 239,593   4,648,104
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $22,131,298).....................................          23,715,398
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $22,131,298).....................................         $23,715,398
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                    ----------- --------  ------- -----------
  Affiliated Investment Companies.. $23,715,398       --      --  $23,715,398
  Futures Contracts**..............      13,329       --      --       13,329
  Forward Currency Contracts**.....          -- $(43,553)     --      (43,553)
                                    ----------- --------  ------  -----------
  TOTAL............................ $23,728,727 $(43,553)     --  $23,685,174
                                    =========== ========  ======  ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company.................................................. $2,678,054,159
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,634,525,456)....................................... $2,678,054,159
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company....................................... $2,519,116,564
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,164,178,287)....................................... $2,519,116,564
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund        $15,982,616,960
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $15,630,502,041)................................. $15,982,616,960
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (85.9%)
BRAZIL -- (7.3%)
   Banco do Brasil SA........................  1,680,221 $   20,846,852             0.3%
   Banco Santander Brasil SA ADR.............  2,270,163     18,320,215             0.2%
   BM&F Bovespa SA...........................  5,604,289     31,312,162             0.4%
   Petroleo Brasileiro SA ADR................  2,485,189     58,501,349             0.8%
  #Vale SA Sponsored ADR.....................  2,091,228     46,425,262             0.6%
   Other Securities..........................               431,149,212             5.6%
                                                         -------------- ---------------
TOTAL BRAZIL.................................               606,555,052             7.9%
                                                         -------------- ---------------
CHILE -- (1.8%)
   Other Securities..........................               145,278,723             1.9%
                                                         -------------- ---------------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H.............. 97,695,702     40,682,614             0.5%
   China Construction Bank Corp. Series H.... 85,815,302     66,706,722             0.9%
   China Mobile, Ltd. Sponsored ADR..........  1,161,571     64,281,339             0.8%
   China Petroleum & Chemical Corp. ADR......    176,059     18,568,943             0.3%
  #CNOOC, Ltd. ADR...........................    148,376     31,403,780             0.4%
   Industrial & Commercial Bank of China,
     Ltd. Series H........................... 85,932,725     56,986,397             0.8%
  #PetroChina Co., Ltd. ADR..................    224,129     33,354,878             0.4%
   Tencent Holdings, Ltd.....................    781,600     24,471,480             0.3%
   Other Securities..........................               810,127,713            10.6%
                                                         -------------- ---------------
TOTAL CHINA..................................             1,146,583,866            15.0%
                                                         -------------- ---------------
COLOMBIA -- (0.3%)
   Other Securities..........................                29,311,100             0.4%
                                                         -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                27,947,574             0.4%
                                                         -------------- ---------------
EGYPT -- (0.1%)
   Other Securities..........................                 6,810,322             0.1%
                                                         -------------- ---------------
HUNGARY -- (0.3%)
   Other Securities..........................                26,458,814             0.3%
                                                         -------------- ---------------
INDIA -- (7.1%)
   ICICI Bank, Ltd. Sponsored ADR............    621,658     21,067,990             0.3%
   Reliance Industries, Ltd..................  2,258,103     31,850,693             0.4%
   Other Securities..........................               531,793,028             7.0%
                                                         -------------- ---------------
TOTAL INDIA..................................               584,711,711             7.7%
                                                         -------------- ---------------
INDONESIA -- (3.3%)
   Other Securities..........................               273,178,534             3.6%
                                                         -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                   241,791             0.0%
                                                         -------------- ---------------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad................  8,262,914     20,192,137             0.2%
   Other Securities..........................               280,962,976             3.7%
                                                         -------------- ---------------
TOTAL MALAYSIA...............................               301,155,113             3.9%
                                                         -------------- ---------------
MEXICO -- (4.5%)
   America Movil S.A.B. de C.V. Series L ADR.  2,026,039     53,993,939             0.7%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  4,005,330     28,958,534             0.4%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................    343,303     27,896,802             0.3%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O                                    5,154,663     24,930,525             0.3%
   Grupo Mexico S.A.B. de C.V. Series B......  7,270,966     22,405,780             0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Televisa S.A.B. Sponsored ADR.......    972,430 $   21,364,287             0.3%
   Other Securities..........................               190,781,134             2.5%
                                                         -------------- ---------------
TOTAL MEXICO.................................               370,331,001             4.8%
                                                         -------------- ---------------
PERU -- (0.2%)
   Other Securities..........................                18,457,930             0.2%
                                                         -------------- ---------------
PHILIPPINES -- (1.4%)
   Other Securities..........................               114,638,797             1.5%
                                                         -------------- ---------------
POLAND -- (1.4%)
   Other Securities..........................               117,580,369             1.5%
                                                         -------------- ---------------
RUSSIA -- (3.4%)
   Gazprom OAO Sponsored ADR.................  8,860,775    102,626,046             1.3%
   Lukoil OAO Sponsored ADR..................    835,067     51,374,347             0.7%
  *Sberbank of Russia Sponsored ADR..........  1,615,003     20,918,053             0.3%
   Other Securities..........................               106,318,700             1.4%
                                                         -------------- ---------------
TOTAL RUSSIA.................................               281,237,146             3.7%
                                                         -------------- ---------------
SOUTH AFRICA -- (7.9%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.....    735,741     25,294,776             0.3%
   Gold Fields, Ltd. Sponsored ADR...........  1,864,480     23,995,858             0.3%
   Impala Platinum Holdings, Ltd.............  1,338,071     25,533,486             0.3%
   MTN Group, Ltd............................  2,660,122     45,699,107             0.6%
   Naspers, Ltd. Series N....................    443,094     26,686,465             0.3%
   Sanlam, Ltd...............................  4,860,089     20,877,420             0.3%
  #Sasol, Ltd. Sponsored ADR.................    741,346     35,162,041             0.5%
   Standard Bank Group, Ltd..................  2,085,623     30,612,709             0.4%
   Other Securities..........................               417,200,923             5.5%
                                                         -------------- ---------------
TOTAL SOUTH AFRICA...........................               651,062,785             8.5%
                                                         -------------- ---------------
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.................    621,672     21,193,512             0.3%
   Hyundai Mobis.............................     72,830     19,690,823             0.2%
   Hyundai Motor Co., Ltd....................    249,816     58,974,134             0.8%
  #POSCO ADR.................................    378,227     31,487,398             0.4%
  #Samsung C&T Corp..........................    277,640     18,782,254             0.2%
  #Samsung Electronics Co., Ltd..............    129,754    158,813,880             2.1%
   Other Securities..........................               823,072,368            10.8%
                                                         -------------- ---------------
TOTAL SOUTH KOREA............................             1,132,014,369            14.8%
                                                         -------------- ---------------
TAIWAN -- (11.0%)
  #China Steel Corp.......................... 19,631,584     19,489,853             0.3%
  #Hon Hai Precision Industry Co., Ltd....... 11,515,887     34,576,269             0.5%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd..................................... 20,659,652     61,062,422             0.8%
   United Microelectronics Corp.............. 36,228,441     18,950,129             0.2%
   Other Securities..........................               773,062,348            10.1%
                                                         -------------- ---------------
TOTAL TAIWAN.................................               907,141,021            11.9%
                                                         -------------- ---------------
THAILAND -- (2.7%)
   PTT PCL (Foreign).........................  1,802,280     20,572,367             0.3%
   Other Securities..........................               200,838,416             2.6%
                                                         -------------- ---------------
TOTAL THAILAND...............................               221,410,783             2.9%
                                                         -------------- ---------------
TURKEY -- (1.7%)
   Other Securities..........................               141,787,097             1.9%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             7,103,893,898            92.9%
                                                         -------------- ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                              ------------  -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
   Banco Bradesco SA Sponsored ADR...........    4,070,110  $   65,243,863             0.8%
   Cia de Bebidas das Americas SA ADR........      517,982      21,744,884             0.3%
  #Gerdau SA Sponsored ADR...................    2,457,891      23,079,596             0.3%
   Itau Unibanco Holding SA ADR..............    3,496,568      54,861,152             0.7%
   Petroleo Brasileiro SA ADR................    3,411,821      75,605,953             1.0%
  #Vale SA Sponsored ADR.....................    2,927,368      63,318,970             0.8%
   Other Securities..........................                  141,827,302             1.9%
                                                            -------------- ---------------
TOTAL BRAZIL.................................                  445,681,720             5.8%
                                                            -------------- ---------------
CHILE -- (0.1%)
   Other Securities..........................                    6,393,586             0.1%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       42,195             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                      100,005             0.0%
                                                            -------------- ---------------
TOTAL PREFERRED STOCKS.......................                  452,217,506             5.9%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................                        6,584             0.0%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       19,760             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        5,263             0.0%
                                                            -------------- ---------------
POLAND -- (0.0%)
   Other Securities..........................                        3,942             0.0%
                                                            -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities..........................                       26,344             0.0%
                                                            -------------- ---------------
THAILAND -- (0.0%)
   Other Securities..........................                      127,966             0.0%
                                                            -------------- ---------------
TURKEY -- (0.0%)
   Other Securities..........................                      351,124             0.0%
                                                            -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      540,983             0.0%
                                                            -------------- ---------------

                                              SHARES/ FACE
                                                 AMOUNT        VALUE+
                                              ------------  --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund...........  715,000,000     715,000,000             9.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $661,413) to be repurchased
     at $648,448                              $        648         648,444             0.0%
                                                            -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                  715,648,444             9.4%
                                                            -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,520,939,546)......................               $8,272,300,831           108.2%
                                                            ============== ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  606,524,045 $       31,007     --  $  606,555,052
   Chile......................    145,278,723             --     --     145,278,723
   China......................    197,856,831    948,727,035     --   1,146,583,866
   Colombia...................     29,311,100             --     --      29,311,100
   Czech Republic.............             --     27,947,574     --      27,947,574
   Egypt......................             --      6,810,322     --       6,810,322
   Hungary....................        453,661     26,005,153     --      26,458,814
   India......................     44,797,529    539,914,182     --     584,711,711
   Indonesia..................      8,023,835    265,154,699     --     273,178,534
   Israel.....................             --        241,791     --         241,791
   Malaysia...................             --    301,155,113     --     301,155,113
   Mexico.....................    370,331,001             --     --     370,331,001
   Peru.......................     18,457,930             --     --      18,457,930
   Philippines................      2,325,576    112,313,221     --     114,638,797
   Poland.....................             --    117,580,369     --     117,580,369
   Russia.....................     10,978,472    270,258,674     --     281,237,146
   South Africa...............     94,407,569    556,655,216     --     651,062,785
   South Korea................     75,146,331  1,056,868,038     --   1,132,014,369
   Taiwan.....................     23,019,885    884,121,136     --     907,141,021
   Thailand...................    221,404,510          6,273     --     221,410,783
   Turkey.....................      3,009,487    138,777,610     --     141,787,097
Preferred Stocks
   Brazil.....................    445,676,278          5,442     --     445,681,720
   Chile......................      6,393,586             --     --       6,393,586
   India......................             --         42,195     --          42,195
   Malaysia...................             --        100,005     --         100,005
Rights/Warrants
   Brazil.....................          4,202          2,382     --           6,584
   India......................             --         19,760     --          19,760
   Malaysia...................             --          5,263     --           5,263
   Poland.....................             --          3,942     --           3,942
   South Korea................             --         26,344     --          26,344
   Thailand...................             --        127,966     --         127,966
   Turkey.....................             --        351,124     --         351,124
Securities Lending Collateral              --    715,648,444     --     715,648,444
                               -------------- -------------- ------  --------------
TOTAL......................... $2,303,400,551 $5,968,900,280     --  $8,272,300,831
                               ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     ENHANCED         U.S.                           U.S.
                                                    U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                     COMPANY          VALUE         TARGETED         VALUE
                                                    PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                   ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
  Value...........................................           --  $    7,990,237             --               --
Investments at Value (including $0, $0, $432,437
  and $946,865 of securities on loan,
  respectively)................................... $    186,927              --   $  2,913,987   $    7,080,211
Temporary Cash Investments at Value & Cost........        4,469              --          3,300           14,324
Collateral Received from Securities on Loan at
  Value & Cost....................................           --              --          1,697            1,211
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --              --        442,940          977,105
Foreign Currencies at Value.......................        5,247              --             --               --
Receivables:
   Investment Securities/Affiliated Investment
     Company Sold.................................        1,345              --             --           13,522
   Dividends and Interest.........................        1,774              --            826            2,697
   Securities Lending Income......................           --              --            220              521
   Fund Shares Sold...............................           47           4,553          1,614            1,713
Unrealized Gain on Forward Currency Contracts.....          191              --             --               --
Prepaid Expenses and Other Assets.................           21              25             14               46
                                                   ------------  --------------   ------------   --------------
       Total Assets...............................      200,021       7,994,815      3,364,598        8,091,350
                                                   ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --              --        444,637          978,316
   Investment Securities/Affiliated Investment
     Company Purchased............................        9,416           1,481             26           16,033
   Fund Shares Redeemed...........................          108           3,072          2,900            3,738
   Due to Advisor.................................           31             994            848            2,939
   Futures Margin Variation.......................          642              --             --               --
Unrealized Loss on Forward Currency Contracts.....          155              --             --               --
Accrued Expenses and Other Liabilities............           18             311            131              349
                                                   ------------  --------------   ------------   --------------
       Total Liabilities..........................       10,370           5,858        448,542        1,001,375
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $48,897 and $0 and shares outstanding of 0; 0;
  2,895,514 and 0, respectively...................          N/A             N/A   $      16.89              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $12,516 and $0 and shares outstanding of 0; 0;
  742,094 and 0, respectively.....................          N/A             N/A   $      16.87              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets
  of $189,651; $7,988,957; $2,854,643 and
  $7,089,975 and shares outstanding of
  20,851,310; 378,220,704; 169,047,451 and
  274,400,360, respectively ...................... $       9.10  $        21.12   $      16.89   $        25.84
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                   ============  ==============   ============   ==============
Investments in Affiliated Investment Company at
  Cost............................................ $         --  $    6,093,995   $         --   $           --
                                                   ------------  --------------   ------------   --------------
Investments at Cost............................... $    184,591  $           --   $  2,471,803   $    6,277,407
                                                   ============  ==============   ============   ==============
Foreign Currencies at Cost........................ $      5,270  $           --   $         --   $           --
                                                   ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    237,698  $    7,550,565   $  2,370,072   $    6,091,356
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          754          19,055          3,779            5,159
Accumulated Net Realized Gain (Loss)..............      (58,976)     (1,476,905)       100,021          190,656
Net Unrealized Foreign Exchange Gain (Loss).......           40              --             --               --
Net Unrealized Appreciation (Depreciation)........       10,135       1,896,242        442,184          802,804
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.           U.S.            U.S.           U.S.
                                                        CORE           CORE           VECTOR          SMALL
                                                      EQUITY 1       EQUITY 2         EQUITY           CAP
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   --------------  -------------- --------------  --------------
ASSETS:
Investments at Value (including $656,401,
  $1,018,892, $303,510 and $965,402 of securities
  on loan, respectively).......................... $    4,580,833  $    6,621,031 $    1,960,642  $    4,272,232
Temporary Cash Investments at Value & Cost........         19,569          21,759         12,432          23,640
Collateral Received from Securities on Loan at
  Value & Cost....................................            334             297            662             488
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        672,766       1,044,972        311,019         992,082
Receivables:
   Investment Securities Sold.....................            196             176             54           7,889
   Dividends and Interest.........................          3,475           5,117          1,215           1,168
   Securities Lending Income......................            270             434            174             644
   Fund Shares Sold...............................          8,018          12,676          1,602           3,184
Prepaid Expenses and Other Assets.................              7               4              6              22
                                                   --------------  -------------- --------------  --------------
       Total Assets...............................      5,285,468       7,706,466      2,287,806       5,301,349
                                                   --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        673,100       1,045,269        311,681         992,570
   Investment Securities Purchased................          6,896          14,014          2,681          21,179
   Fund Shares Redeemed...........................          3,274           3,521            989           1,920
   Due to Advisor.................................            645           1,095            508           1,240
Accrued Expenses and Other Liabilities............            171             290            105             204
                                                   --------------  -------------- --------------  --------------
       Total Liabilities..........................        684,086       1,064,189        315,964       1,017,113
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $4,601,382; $6,642,277; $1,971,842 and
  $4,284,236 and shares outstanding of
  383,292,932; 563,141,132; 172,612,522 and
  187,994,083, respectively....................... $        12.00  $        11.80 $        11.42  $        22.79
                                                   ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ============== ==============  ==============
Investments at Cost............................... $    3,855,667  $    5,719,241 $    1,743,708  $    3,583,129
                                                   ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,899,965  $    5,691,492 $    1,753,588  $    3,465,517
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                                  11,205          16,734          4,973           9,849
Accumulated Net Realized Gain (Loss)..............        (34,954)         32,261         (3,653)        119,767
Net Unrealized Appreciation (Depreciation)........        725,166         901,790        216,934         689,103
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                       MICRO       REAL ESTATE       CAP           CORE
                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $470,190,
  $601,091, $355,292 and $980,660 of securities
  on loan, respectively).......................... $    3,542,106 $  3,566,467  $  1,940,386  $    5,851,206
Temporary Cash Investments at Value & Cost........         23,806       30,065            --              --
Collateral Received from Securities on Loan at
  Value & Cost....................................            548          564           819             371
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        484,821      615,643       374,000       1,041,000
Foreign Currencies at Value.......................             --           --         4,781           8,585
Cash..............................................             --           --         5,550          40,279
Receivables:
   Investment Securities Sold.....................          7,077           --            11             631
   Dividends, Interest and Tax Reclaims...........          1,167        2,818        11,384          33,113
   Securities Lending Income......................            422           80           585           1,955
   Fund Shares Sold...............................            921        3,751           940          12,977
Unrealized Gain on Foreign Currency Contracts.....             --           --             7              10
Prepaid Expenses and Other Assets.................             29           14            14              10
                                                   -------------- ------------  ------------  --------------
       Total Assets...............................      4,060,897    4,219,402     2,338,477       6,990,137
                                                   -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        485,369      616,207       374,819       1,041,371
   Investment Securities Purchased................         20,221           --         5,747          21,066
   Fund Shares Redeemed...........................          4,366        3,542         1,367           2,256
   Due to Advisor.................................          1,470          454           403           1,698
Accrued Expenses and Other Liabilities............            199          166           121             369
                                                   -------------- ------------  ------------  --------------
       Total Liabilities..........................        511,625      620,369       382,457       1,066,760
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,549,272; $3,599,033; $1,956,020 and
  $5,923,377 and shares outstanding of
  242,627,512; 136,986,387; 106,659,165 and
  580,956,645, respectively....................... $        14.63 $      26.27  $      18.34  $        10.20
                                                   ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                   ============== ============  ============  ==============
Investments at Cost............................... $    3,017,333 $  2,439,448  $  1,798,788  $    6,158,408
                                                   ============== ============  ============  ==============
Foreign Currencies at Cost........................ $           -- $         --  $      4,759  $        8,300
                                                   ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    2,908,059 $  2,721,886  $  2,010,247  $    6,261,861
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,356       14,891        15,573          41,482
Accumulated Net Realized Gain (Loss)..............        108,084     (264,763)     (211,604)        (73,610)
Net Unrealized Foreign Exchange Gain (Loss).......             --           --           184             561
Net Unrealized Appreciation (Depreciation)........        524,773    1,127,019       141,620        (306,917)
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                    ASIA         UNITED
                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                       SMALL          SMALL         SMALL         SMALL
                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    6,196,719 $    322,209  $    202,844  $     30,296
Temporary Cash Investments at Value & Cost........          6,391           --            --            --
Receivables:
   Interest.......................................              2           --            --            --
   Fund Shares Sold...............................          2,192           --           242            30
Prepaid Expenses and Other Assets.................              9            7             3             6
                                                   -------------- ------------  ------------  ------------
       Total Assets...............................      6,205,313      322,216       203,089        30,332
                                                   -------------- ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased......             --           --           229            30
   Fund Shares Redeemed...........................          2,360           --            13            --
   Due to Advisor.................................          2,047          106            67            10
Accrued Expenses and Other Liabilities............            238           14            11             4
                                                   -------------- ------------  ------------  ------------
       Total Liabilities..........................          4,645          120           320            44
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $6,200,668; $322,096; $202,769 and $30,288
  and shares outstanding of 396,450,180;
  19,640,431; 8,613,802 and 1,148,140,
  respectively.................................... $        15.64 $      16.40  $      23.54  $      26.38
                                                   ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                   ============== ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................ $    6,009,154 $    364,848  $    192,688  $     24,967
                                                   ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,942,610 $    441,612  $    215,389  $     26,838
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          5,342        2,507        (2,246)           90
Accumulated Net Realized Gain (Loss)..............         64,541      (79,521)      (20,527)       (1,976)
Net Unrealized Foreign Exchange Gain (Loss).......            610          137            (3)            7
Net Unrealized Appreciation (Depreciation)........        187,565      (42,639)       10,156         5,329
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA           DFA            DFA
                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    120,534            --  $  1,127,044              --
Investments at Value (including $0, $171,422, $0
  and $958,751 of securities on loan,
  respectively)...................................           --  $  1,214,956            --  $    8,031,390
Temporary Cash Investments at Value & Cost........           --            --         2,144              --
Collateral Received from Securities on Loan at
  Value & Cost....................................           --           486            --             501
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --       180,000            --       1,022,000
Foreign Currencies at Value.......................           --         5,734            --          56,708
Cash..............................................           --        11,026            --          36,348
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................           --         3,934            --           8,052
   Dividends, Interest and Tax Reclaims...........           --        10,717            --          47,405
   Securities Lending Income......................           --           210            --           2,686
   Fund Shares Sold...............................            7         1,156         1,631           5,748
Unrealized Gain on Foreign Currency Contracts.....           --             6            --              86
Prepaid Expenses and Other Assets.................            4            13            17              20
                                                   ------------  ------------  ------------  --------------
       Total Assets...............................      120,545     1,428,238     1,130,836       9,210,944
                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --       180,486            --       1,022,501
   Investment Securities/Affiliated Investment
     Companies Purchased..........................            7         7,445         1,010          21,620
   Fund Shares Redeemed...........................           --         1,109           239           3,109
   Due to Advisor.................................           40           349            36           4,371
Unrealized Loss on Foreign Currency Contracts.....           --            --            --               1
Accrued Expenses and Other Liabilities............           13            65            26             728
                                                   ------------  ------------  ------------  --------------
       Total Liabilities..........................           60       189,454         1,311       1,052,330
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Cass Shares -- based on net assets
  of $120,485; $1,238,784; $1,129,525 and
  $8,158,614 and shares outstanding of 8,082,429;
  247,579,071; 127,072,502 and 529,545,862,
  respectively.................................... $      14.91  $       5.00  $       8.89  $        15.41
                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $    122,332  $         --  $    868,353  $           --
                                                   ------------  ------------  ------------  --------------
Investments at Cost............................... $         --  $  1,193,968  $         --  $    8,698,883
                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................ $         --  $      5,705  $         --  $       51,269
                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    147,780  $  1,504,270  $    901,921  $    8,608,728
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................        1,008       (75,062)         (218)         41,638
Accumulated Net Realized Gain (Loss)..............      (26,542)     (211,697)      (30,869)        169,243
Net Unrealized Foreign Exchange Gain (Loss).......           37           256            --           1,059
Net Unrealized Appreciation (Depreciation)........       (1,798)       21,017       258,691        (662,054)
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  INTERNATIONAL                SELECTIVELY
                                                                     VECTOR       WORLD EX    HEDGED GLOBAL   EMERGING
                                                                     EQUITY      U.S. VALUE      EQUITY        MARKETS
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........           --  $     55,221  $     23,715  $  2,678,054
Investments at Value (including $66,982, $0, $0 and $0 of
  securities on loan, respectively).............................. $    527,965            --            --            --
Temporary Cash Investments at Value & Cost.......................           --            53           903            --
Segregated Cash for Futures Contracts............................           --            --            42            --
Collateral Received from Securities on Loan at Value & Cost......        2,318            --            --            --
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................       69,000            --            --            --
Foreign Currencies at Value......................................        2,992            --            --            --
Cash.............................................................        1,345            --            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold....           35            --            --            --
   Dividends, Interest and Tax Reclaims..........................        3,075            --            --            --
   Securities Lending Income.....................................          168            --            --            --
   Fund Shares Sold..............................................          539            40            78         2,972
   From Advisor..................................................           --            --             7            --
Unrealized Gain on Foreign Currency Contracts....................           12            --            --            --
Prepaid Expenses and Other Assets................................            5             4             1            29
Deferred Offering Costs..........................................           --            --            33            --
                                                                  ------------  ------------  ------------  ------------
       Total Assets..............................................      607,454        55,318        24,779     2,681,055
                                                                  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................       71,318            --            --            --
   Investment Securities/Affiliated Investment Companies
     Purchased...................................................        2,972            --            --         2,079
   Fund Shares Redeemed..........................................          333            --            --           893
   Due to Advisor................................................          197            12            --           889
   Futures Margin Variation......................................           --            --             3            --
Unrealized Loss on Foreign Currency Contracts....................           --            --            44            --
Accrued Expenses and Other Liabilities...........................            7             6             3           118
                                                                  ------------  ------------  ------------  ------------
       Total Liabilities.........................................       74,827            18            50         3,979
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $532,627;
  $55,300; $24,729 and $2,677,076 and shares outstanding of
  56,093,365; 5,511,691; 2,277,951 and 100,946,220, respectively. $       9.50  $      10.03  $      10.86  $      26.52
                                                                  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  500,000,000   100,000,000   100,000,000   500,000,000
                                                                  ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $         --  $     52,769  $         --  $  1,634,526
                                                                  ------------  ------------  ------------  ------------
Investments at Cost.............................................. $    474,264  $         --  $     22,131  $         --
                                                                  ============  ============  ============  ============
Foreign Currencies at Cost....................................... $      2,977  $         --  $         --  $         --
                                                                  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    474,053  $     58,757  $     23,002  $  1,607,016
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        3,333           360            25         8,233
Accumulated Net Realized Gain (Loss).............................        1,471        (6,258)          149        18,383
Net Unrealized Foreign Exchange Gain (Loss)......................           54           (11)          (44)          (84)
Net Unrealized Appreciation (Depreciation).......................       53,716         2,452         1,597     1,043,528
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               EMERGING      EMERGING        EMERGING
                                                                MARKETS       MARKETS         MARKETS
                                                               SMALL CAP       VALUE        CORE EQUITY
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $  2,519,117  $   15,982,617             --
Investments at Value (including $0, $0 and $848,508 of
  securities on loan, respectively).........................           --              -- $    7,556,652
Collateral Received from Securities on Loan at Value & Cost.           --              --            648
Affiliated Collateral Received from Securities on Loan at
  Value & Cost..............................................           --              --        715,000
Foreign Currencies at Value.................................           --              --          8,050
Cash........................................................           --              --         88,200
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................           --              --            107
   Dividends, Interest and Tax Reclaims.....................           --              --         19,711
   Securities Lending Income................................           --              --          1,560
   Fund Shares Sold.........................................          979          99,766         11,399
Unrealized Gain on Foreign Currency Contracts...............           --              --              2
Prepaid Expenses and Other Assets...........................           23              --             43
                                                             ------------  -------------- --------------
       Total Assets.........................................    2,520,119      16,082,383      8,401,372
                                                             ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           --              --        715,648
   Investment Securities/Affiliated Investment Company
     Purchased..............................................          653          96,381         37,004
   Fund Shares Redeemed.....................................          326           3,385          1,846
   Due to Advisor...........................................          902           5,335          3,468
Accrued Expenses and Other Liabilities......................           64             438            530
                                                             ------------  -------------- --------------
       Total Liabilities....................................        1,945         105,539        758,496
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $103,576 and
  $0 and shares outstanding of 0; 3,570,750 and 0,
  respectively..............................................          N/A  $        29.01            N/A
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A     100,000,000            N/A
                                                             ============  ============== ==============
Institutional Class Shares -- based on net assets of
  $2,518,174; $15,873,268 and $7,642,876 and shares
  outstanding of 123,445,877; 546,696,881 and 393,908,451,
  respectively.............................................. $      20.40  $        29.03 $        19.40
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000   1,500,000,000  1,000,000,000
                                                             ============  ============== ==============
Investments in Affiliated Investment Company at Cost........ $  2,164,179  $   15,630,502 $           --
                                                             ------------  -------------- --------------
Investments at Cost......................................... $         --  $           -- $    6,805,291
                                                             ============  ============== ==============
Foreign Currencies at Cost.................................. $         --  $           -- $        8,061
                                                             ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  2,122,544  $   15,471,978 $    6,898,180
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)..........................           74           9,288         19,968
Accumulated Net Realized Gain (Loss)........................       40,731         143,283        (26,439)
Net Unrealized Foreign Exchange Gain (Loss).................         (113)            180           (183)
Net Unrealized Appreciation (Depreciation)..................      354,938         352,115        751,350
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED      U.S.                        U.S.
                                                       U.S. LARGE  LARGE CAP                    SMALL CAP
                                                        COMPANY      VALUE      U.S. TARGETED     VALUE
                                                       PORTFOLIO   PORTFOLIO*  VALUE PORTFOLIO  PORTFOLIO
                                                       ----------  ----------  --------------- ----------
INVESTMENT INCOME
   Dividends.......................................... $       61  $   81,667     $     16,863 $   38,673
   Interest...........................................        870          10               11         15
   Income from Securities Lending.....................         --       4,367            1,226      3,696
   Expenses Allocated from Affiliated Investment
     Company..........................................         --      (4,464)              --         --
                                                       ----------  ----------  --------------- ----------
          Total Investment Income.....................        931      81,580           18,100     42,384
                                                       ----------  ----------  --------------- ----------
EXPENSES
   Investment Advisory Services Fees..................         45          --            1,377      6,814
   Administrative Services Fees.......................        134       5,736            3,442     10,222
   Accounting & Transfer Agent Fees...................         20          47              153        361
   S&P 500(R) Fees....................................          5          --               --         --
   Shareholder Servicing Fees --
       Class R1 Shares................................         --          --               24         --
       Class R2 Shares................................         --          --               14         --
   Custodian Fees.....................................          6          --               31         60
   Filing Fees........................................         17          76               84         63
   Shareholders' Reports..............................          3         106               57         93
   Directors'/Trustees' Fees & Expenses...............          1          29               10         28
   Professional Fees..................................          2          47               35         93
   Other..............................................          1          32               24         60
                                                       ----------  ----------  --------------- ----------
          Total Expenses..............................        234       6,073            5,251     17,794
                                                       ----------  ----------  --------------- ----------
   NET INVESTMENT INCOME (LOSS).......................        697      75,507           12,849     24,590
                                                       ----------  ----------  --------------- ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................        127     174,166           97,002    199,092
       Futures........................................     21,975          --            3,336        628
       Foreign Currency Transactions..................       (585)         --               --         --
   Change in Unrealized Appreciation
     (Depreciation) of:...............................
       Investment Securities..........................        769     525,053          189,172    539,736
       Futures........................................     (1,590)         --               --       (536)
       Translation of Foreign Currency
         Denominated Amounts..........................        346          --               --         --
                                                       ----------  ----------  --------------- ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............     21,042     699,219          289,510    738,920
                                                       ----------  ----------  --------------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................... $   21,739  $  774,726     $    302,359 $  763,510
                                                       ==========  ==========  =============== ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.      U.S.      U.S.      U.S.
                                            CORE      CORE     VECTOR     SMALL
                                          EQUITY 1  EQUITY 2   EQUITY      CAP
                                          PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                          --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends............................. $ 37,642  $ 55,833  $ 15,691  $ 26,825
   Interest..............................       16        14         6         9
   Income from Securities Lending........    1,584     2,769     1,185     3,719
                                          --------  --------  --------  --------
          Total Investment Income........   39,242    58,616    16,882    30,553
                                          --------  --------  --------  --------
EXPENSES
   Investment Advisory Services Fees.....    3,525     6,196     2,929       606
   Administrative Services Fees..........       --        --        --     6,465
   Accounting & Transfer Agent Fees......      221       326       110       218
   Custodian Fees........................       47        50        24        47
   Filing Fees...........................      115       116        59        66
   Shareholders' Reports.................       29        57        27        53
   Directors'/Trustees' Fees & Expenses..       14        23         7        15
   Professional Fees.....................       48        78        25        52
   Other.................................       23        40        14        28
                                          --------  --------  --------  --------
          Total Expenses.................    4,022     6,886     3,195     7,550
                                          --------  --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..........   35,220    51,730    13,687    23,003
                                          --------  --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Affiliated Investment
     Companies...........................       36       105        18        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........   14,736    50,158    34,151   144,019
       Futures...........................       --        --      (850)       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.............  431,153   602,868   170,239   268,274
                                          --------  --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..............................  445,925   653,131   203,558   412,293
                                          --------  --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............. $481,145  $704,861  $217,245  $435,296
                                          ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.        DFA
                                            MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                             CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                          PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $3, $0, $2,735
     and $7,129, respectively)........... $ 23,531   $ 42,705     $ 32,721      $ 90,643
   Interest..............................        6         16           --             1
   Income from Securities Lending........    2,938        567        1,477         5,830
                                          --------   --------     --------      --------
          Total Investment Income........   26,475     43,288       34,198        96,474
                                          --------   --------     --------      --------
EXPENSES
   Investment Advisory Services
     Fees................................    1,696      4,062        2,301         9,625
   Administrative Services Fees..........    6,785         --           --            --
   Accounting & Transfer Agent Fees......      185        175          108           294
   Custodian Fees........................       34         16          207           626
   Filing Fees...........................       40         57           39           150
   Shareholders' Reports.................       49         63           42            68
   Directors'/Trustees' Fees &
     Expenses............................       14         12            7            21
   Professional Fees.....................       45         38           23            70
   Other.................................       28         21           17            57
                                          --------   --------     --------      --------
          Total Expenses.................    8,876      4,444        2,744        10,911
                                          --------   --------     --------      --------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................       --        (73)          --            --
   Fees Paid Indirectly..................       --         --           (4)          (10)
                                          --------   --------     --------      --------
   Net Expenses..........................    8,876      4,371        2,740        10,901
                                          --------   --------     --------      --------
   NET INVESTMENT INCOME (LOSS)..........   17,599     38,917       31,458        85,573
                                          --------   --------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions
     Received from Investment
     Securities..........................       --      8,786           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........  147,503     (1,870)     (10,627)      (19,641)
       Futures...........................       --        (46)          --            --
       Foreign Currency
         Transactions*...................       --         --         (250)         (398)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................  187,622    404,906       49,373       160,136
       Translation of Foreign
         Currency Denominated
         Amounts.........................       --         --          214           662
                                          --------   --------     --------      --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................  335,125    411,776       38,710       140,759
                                          --------   --------     --------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $352,724   $450,693     $ 70,168      $226,332
                                          ========   ========     ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   UNITED
                                           INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                               SMALL       SMALL       SMALL       SMALL
                                              COMPANY     COMPANY     COMPANY     COMPANY
                                            PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                           ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received
     from Affiliated Investment
     Companies:
   Dividends (Net of Foreign Taxes
     Withheld of $6,614, $262,
     $75, and $0, respectively)...........   $ 77,079     $ 3,496     $ 2,817      $  473
   Interest...............................          2          --          --          --
   Income from Securities Lending.........      8,164         193         306           4
   Expenses Allocated from
     Affiliated Investment
     Companies............................     (4,239)       (163)       (141)        (20)
                                             --------     -------     -------      ------
          Total Net Investment
            Income Received From
            Affiliated Investment
            Companies.....................     81,006       3,526       2,982         457
                                             --------     -------     -------      ------
FUND INVESTMENT INCOME
   Interest...............................         12          --          --          --
                                             --------     -------     -------      ------
          Total Fund Investment
            Income........................         12          --          --          --
                                             --------     -------     -------      ------
FUND EXPENSES
   Administrative Services Fees...........     11,754         481         345          63
   Accounting & Transfer Agent Fees.......         38           8           8           7
   Filing Fees............................         90          17          18          12
   Shareholders' Reports..................         85           1           2           1
   Directors'/Trustees' Fees &
     Expenses.............................         24           1           1          --
   Audit Fees.............................          7           1           1           1
   Legal Fees.............................         34          --          --          --
   Other..................................         24           1           1          --
                                             --------     -------     -------      ------
          Total Expenses..................     12,056         510         376          84
                                             --------     -------     -------      ------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C).....................         --          --          --         (10)
                                             --------     -------     -------      ------
   Net Expenses...........................     12,056         510         376          74
                                             --------     -------     -------      ------
   NET INVESTMENT INCOME (LOSS)...........     68,962       3,016       2,606         383
                                             --------     -------     -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420      (4,809)      6,945          67
       Foreign Currency
         Transactions**...................       (134)        (19)         (1)         (2)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293      20,155       4,323       3,897
       Futures............................         --          --          --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501         151         (19)          1
                                             --------     -------     -------      ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS)..........................    297,080      15,478      11,248       3,963
                                             --------     -------     -------      ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS........   $366,042     $18,494     $13,854      $4,346
                                             ========     =======     =======      ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $3, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA                       DFA
                                                                            CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                               SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                              COMPANY    SECURITIES   SECURITIES      VALUE
                                                                            PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                            ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $215, $0, $0 and $0,
     respectively).........................................................   $1,474            --           --           --
   Income Distributions Received from Affiliated Investment Company........       --            --     $ 24,545           --
   Income from Securities Lending..........................................      282            --           --           --
   Expenses Allocated from Affiliated Investment Company...................      (89)           --           --           --
                                                                              ------      --------     --------     --------
          Total Net Investment Income Received from Affiliated
            Investment Company.............................................    1,667            --       24,545           --
                                                                              ------      --------     --------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2,553, $0 and $7,858,
     respectively).........................................................       --      $ 33,894           --     $ 99,613
   Interest................................................................       --            --            2           --
   Income from Securities Lending..........................................       --           541           --       10,389
                                                                              ------      --------     --------     --------
          Total Fund Investment Income.....................................       --        34,435            2      110,002
                                                                              ------      --------     --------     --------
FUND EXPENSES
   Investment Advisory Services Fees.......................................       --         1,907        1,522       24,688
   Administrative Services Fees............................................      229            --           --           --
   Accounting & Transfer Agent Fees........................................        7            68           11          403
   Custodian Fees..........................................................       --           140           --        1,107
   Filing Fees.............................................................       14            27           22          108
   Shareholders' Reports...................................................        2            30           13          116
   Directors'/Trustees' Fees & Expenses....................................       --             4            3           31
   Audit Fees..............................................................        1             9            3           62
   Legal Fees..............................................................       --             6            4           50
   Other...................................................................        1            12            3           82
                                                                              ------      --------     --------     --------
          Total Expenses...................................................      254         2,203        1,581       26,647
                                                                              ------      --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................       --            --       (1,355)          --
   Fees Paid Indirectly....................................................       --            (3)          --          (16)
                                                                              ------      --------     --------     --------
   Net Expenses............................................................      254         2,200          226       26,631
                                                                              ------      --------     --------     --------
   NET INVESTMENT INCOME (LOSS)............................................    1,413        32,235       24,321       83,371
                                                                              ------      --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................     (436)      (32,108)      (2,736)     178,349
       Foreign Currency Transactions**.....................................       (7)          176           --       (5,662)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..........................    1,405        87,053       90,971      246,273
       Translation of Foreign Currency Denominated Amounts.................      (13)          264           --        1,206
                                                                              ------      --------     --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................      949        55,385       88,235      420,166
                                                                              ------      --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $2,362      $ 87,620     $112,556     $503,537
                                                                              ======      ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $10, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL                          SELECTIVELY       EMERGING
                                                     VECTOR EQUITY    WORLD EX U.S.        HEDGED GLOBAL      MARKETS
                                                       PORTFOLIO    VALUE PORTFOLIO***  EQUITY PORTFOLIO(a)  PORTFOLIO*
                                                     -------------  ------------------  -------------------  ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $0, $59, $0 and $2,179, respectively)..........            --       $         732                   --  $   21,326
   Income Distributions Received from
     Affiliated Investment Companies................            --                  37        $         168          --
   Income from Securities Lending...................            --                  43                   --       2,261
   Expenses Allocated from Affiliated
     Investment Companies...........................            --                 (55)                  --      (2,300)
                                                     -------------  ------------------  -------------------  ----------
          Total Investment Income...................            --                 757                  168      21,287
                                                     -------------  ------------------  -------------------  ----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $571, $0, $0 and $0, respectively)............. $       7,588                  --                   --          --
   Interest.........................................            --                  --                    1          --
   Income from Securities Lending...................           502                  --                   --          --
                                                     -------------  ------------------  -------------------  ----------
          Total Fund Investment Income..............         8,090                  --                    1          --
                                                     -------------  ------------------  -------------------  ----------
FUND EXPENSES
   Investment Advisory Services Fees................         1,065                 127                   30          --
   Administrative Services Fees.....................            --                  --                   --       4,965
   Accounting & Transfer Agent Fees.................            37                   6                    6          20
   Custodian Fees...................................           139                  --                   --          --
   Filing Fees......................................            17                  20                   --          33
   Shareholders' Reports............................             6                  --                   --          52
   Directors'/Trustees' Fees & Expenses.............             2                  --                   --          10
   Professional Fees................................             6                   3                    3          17
   Organizational & Offering Costs..................            --                  --                   28          --
   Other............................................             5                   1                   --          10
                                                     -------------  ------------------  -------------------  ----------
          Total Expenses............................         1,277                 157                   67       5,107
                                                     -------------  ------------------  -------------------  ----------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................            --                 (66)                 (63)         --
   Fees Paid Indirectly.............................            (2)                 --                   --          --
                                                     -------------  ------------------  -------------------  ----------
   Net Expenses.....................................         1,275                  91                    4       5,107
                                                     -------------  ------------------  -------------------  ----------
   NET INVESTMENT INCOME (LOSS).....................         6,815                 666                  165      16,180
                                                     -------------  ------------------  -------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies................            --                  80                   --          --
   Net Realized Gain (Loss) on:.....................
       Investment Securities Sold...................         2,342                (222)                  --      19,769
       Futures......................................            --                  --                   43          --
       Foreign Currency Transactions**..............           (64)                 (6)                 106        (445)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................        18,027                 970                1,584      80,559
       Futures......................................            --                  --                   13          --
       Translation of Foreign Currency
         Denominated Amounts........................            50                   5                  (44)        (33)
                                                     -------------  ------------------  -------------------  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........        20,355                 827                1,702      99,850
                                                     -------------  ------------------  -------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................... $      27,170       $       1,493        $       1,867  $  116,030
                                                     =============  ==================  ===================  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING    EMERGING    EMERGING
                                                      MARKETS     MARKETS      MARKETS
                                                     SMALL CAP     VALUE     CORE EQUITY
                                                     PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                                     ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,502, $11,363 and $6,009, respectively)......  $  18,098  $  111,479   $   56,294
   Interest.........................................         --           1           --
   Income from Securities Lending...................      2,495      12,516        7,856
   Expenses Allocated from Affiliated
     Investment Company.............................     (3,354)    (14,150)          --
                                                     ----------  ----------  -----------
          Total Investment Income...................     17,239     109,846       64,150
                                                     ----------  ----------  -----------
EXPENSES
   Investment Advisory Services Fees................         --          --       17,802
   Administrative Services Fees.....................      4,647      29,820           --
   Accounting & Transfer Agent Fees.................         18          88          342
   Shareholder Servicing Fees -- Class R2 Shares....         --         119           --
   Custodian Fees...................................         --          --        2,576
   Filing Fees......................................         42         204          110
   Shareholders' Reports............................         26         123           80
   Directors'/Trustees' Fees & Expenses.............          8          54           20
   Professional Fees................................         13          87           96
   Other............................................          7          48           42
                                                     ----------  ----------  -----------
          Total Expenses............................      4,761      30,543       21,068
                                                     ----------  ----------  -----------
   Fees Paid Indirectly.............................         --          --          (51)
                                                     ----------  ----------  -----------
   Net Expenses.....................................      4,761      30,543       21,017
                                                     ----------  ----------  -----------
   NET INVESTMENT INCOME (LOSS).....................     12,478      79,303       43,133
                                                     ----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................     56,146     160,100        6,759
       Futures......................................       (812)         --        2,698
       Foreign Currency Transactions**..............     (1,261)     (2,843)      (1,095)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................     56,008     117,619      231,237
       Translation of Foreign Currency
         Denominated Amounts........................        (85)        (14)        (265)
                                                     ----------  ----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........    109,996     274,862      239,334
                                                     ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $ 122,474  $  354,165   $  282,467
                                                     ==========  ==========  ===========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               ENHANCED               U.S. LARGE
                                                          U.S. LARGE COMPANY           CAP VALUE              U.S. TARGETED
                                                              PORTFOLIO                PORTFOLIO             VALUE PORTFOLIO
                                                        ---------------------  ------------------------  -----------------------
                                                        SIX MONTHS     YEAR    SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                           ENDED      ENDED       ENDED        ENDED        ENDED       ENDED
                                                         APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                           2012        2011       2012          2011        2012         2011
                                                        -----------  --------  -----------  -----------  -----------  ----------
                                                        (UNAUDITED)            (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................   $     697  $  1,430  $    75,507  $   120,343  $    12,849  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................         127       380      174,166      301,933       97,002      20,083
       Futures.........................................      21,975    12,791           --       (9,927)       3,336       1,751
       Foreign Currency Transactions...................        (585)      412           --           --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................         769      (472)     525,053      (67,687)     189,172      53,386
       Futures.........................................      (1,590)     (995)          --           --           --          --
       Translation of Foreign Currency
         Denominated Amounts...........................         346      (174)          --           --           --          --
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................      21,739    13,372      774,726      344,662      302,359      93,954
                                                        -----------  --------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.................................          --        --           --           --         (163)       (275)
       Class R2 Shares.................................          --        --           --           --          (35)        (43)
       Institutional Class Shares......................      (1,846)     (270)     (77,128)    (117,051)     (10,257)    (17,989)
   Net Long-Term Gains:................................
       Class R1 Shares.................................          --        --           --           --         (356)        (87)
       Class R2 Shares.................................          --        --           --           --          (86)        (14)
       Institutional Class Shares......................          --        --           --           --      (19,426)     (4,668)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Distributions..........................      (1,846)     (270)     (77,128)    (117,051)     (30,323)    (23,076)
                                                        -----------  --------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................      11,969    42,165      754,785    2,027,913      462,506     924,360
   Shares Issued in Lieu of Cash Distributions.........       1,756       259       71,711      109,293       28,351      21,388
   Shares Redeemed.....................................     (15,095)  (42,128)    (875,481)  (1,945,509)    (390,816)   (743,912)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................      (1,370)      296      (48,985)     191,697      100,041     201,836
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................      18,523    13,398      648,613      419,308      372,077     272,714
NET ASSETS
   Beginning of Period.................................     171,128   157,730    7,340,344    6,921,036    2,543,979   2,271,265
                                                        -----------  --------  -----------  -----------  -----------  ----------
   End of Period.......................................   $ 189,651  $171,128  $ 7,988,957  $ 7,340,344  $ 2,916,056  $2,543,979
                                                        ===========  ========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................       1,408     5,163       37,430      100,905       29,116      56,950
   Shares Issued in Lieu of Cash Distributions.........         222        33        3,709        5,526        1,911       1,349
   Shares Redeemed.....................................      (1,780)   (5,148)     (43,394)     (98,393)     (24,372)    (46,106)
   Shares Reduced by Reverse Stock Split (Note
     G)................................................          --        --           --           --           --          (9)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................        (150)       48       (2,255)       8,038        6,655      12,184
                                                        ===========  ========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                 $     754  $  1,903  $    19,055  $    20,676  $     3,779  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. SMALL                 U.S. CORE                 U.S. CORE
                                              CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO        EQUITY 2 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,590  $    44,197  $    35,220  $    51,991  $    51,730  $    80,421
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          --           --           36           --          105           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     199,092      215,171       14,736       31,974       50,158       69,078
       Futures............................         628         (825)          --           --           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     539,736      112,710      431,153      116,761      602,868      192,966
       Futures............................        (536)         536           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     763,510      371,789      481,145      200,726      704,861      342,465
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (20,289)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
   Net Long-Term Gains:...................
       Institutional Class Shares.........     (89,379)          --           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............    (109,668)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     566,458    1,194,011      766,720    1,193,672      669,419    1,575,775
   Shares Issued in Lieu of Cash
     Distributions........................     103,444       39,640       29,484       45,486       41,410       76,923
   Shares Redeemed........................    (774,632)  (1,577,930)    (375,004)    (556,060)    (550,722)  (1,086,755)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    (104,730)    (344,279)     421,200      683,098      160,107      565,943
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     549,112      (14,414)     869,971      834,002      822,371      829,539
NET ASSETS
   Beginning of Period....................   6,540,863    6,555,277    3,731,411    2,897,409    5,819,906    4,990,367
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 7,089,975  $ 6,540,863  $ 4,601,382  $ 3,731,411  $ 6,642,277  $ 5,819,906
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      22,857       48,190       67,996      108,434       60,128      144,791
   Shares Issued in Lieu of Cash
     Distributions........................       4,641        1,639        2,709        4,215        3,865        7,192
   Shares Redeemed........................     (31,457)     (62,955)     (33,454)     (51,146)     (49,629)     (99,493)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (3,959)     (13,126)      37,251       61,503       14,364       52,490
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     5,159  $       858  $    11,205  $     8,359  $    16,734  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. VECTOR                U.S. SMALL                U.S. MICRO
                                               EQUITY PORTFOLIO            CAP PORTFOLIO              CAP PORTFOLIO
                                           ------------------------  ------------------------   ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011         2012          2011
                                           -----------  -----------  -----------  -----------   -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    13,687  $    20,309  $    23,003  $    33,067   $    17,599  $    23,621
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          18           --           --           --            --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      34,151       46,999      144,019      211,228       147,503      234,404
       Futures............................        (850)          --           --          929            --           --
       In-Kind Redemptions................          --           --           --      126,527*           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     170,239       18,243      268,274      (60,488)      187,622       32,818
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     217,245       85,551      435,296      311,263       352,724      290,843
                                           -----------  -----------  -----------  -----------   -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Distributions.............     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     195,779      551,321      438,321    1,118,116       219,424      509,041
   Shares Issued in Lieu of Cash
     Distributions........................      12,076       19,400       13,557       30,271        11,737       22,542
   Shares Redeemed........................    (292,882)    (343,081)    (358,624)  (1,047,988)*    (279,890)    (719,326)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     (85,027)     227,640       93,254      100,399       (48,729)    (187,743)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     119,947      293,472      513,913      378,866       291,553       79,433
NET ASSETS
   Beginning of Period....................   1,851,895    1,558,423    3,770,323    3,391,457     3,257,719    3,178,286
                                           -----------  -----------  -----------  -----------   -----------  -----------
   End of Period.......................... $ 1,971,842  $ 1,851,895  $ 4,284,236  $ 3,770,323   $ 3,549,272  $ 3,257,719
                                           ===========  ===========  ===========  ===========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      18,026       51,309       20,287       52,474        15,722       37,458
   Shares Issued in Lieu of Cash
     Distributions........................       1,192        1,845          674        1,457           916        1,695
   Shares Redeemed........................     (26,732)     (31,749)     (16,466)     (48,404)      (20,140)     (52,370)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (7,514)      21,405        4,495        5,527        (3,502)     (13,217)
                                           ===========  ===========  ===========  ===========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     4,973  $     3,557  $     9,849  $     1,483   $     8,356  $     3,199

--------
*  See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA REAL ESTATE              LARGE CAP               INTERNATIONAL
                                                  SECURITIES               INTERNATIONAL              CORE EQUITY
                                                   PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    38,917  $    51,146  $    31,458  $    55,392  $    85,573  $   161,011
   Capital Gain Distributions
     Received from Investment
     Securities...........................       8,786       13,117           --           --           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (1,870)     (39,946)     (10,627)     (12,846)     (19,641)      28,431
       Futures............................         (46)          --           --           --           --           --
       Foreign Currency
         Transactions*....................          --           --         (250)         187         (398)        (191)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................     404,906      277,359       49,373     (133,116)     160,136     (525,986)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --          214         (205)         662         (476)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     450,693      301,676       70,168      (90,588)     226,332     (337,211)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     392,881      685,272      397,760      463,836      930,584    1,663,723
   Shares Issued in Lieu of Cash
     Distributions........................      37,296       38,998       20,547       51,857       55,386      154,934
   Shares Redeemed........................    (341,929)    (576,605)    (214,994)    (283,535)    (627,352)    (791,266)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      88,248      147,665      203,313      232,158      358,618    1,027,391
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     500,386      409,095      251,871       87,463      527,493      528,895
NET ASSETS
   Beginning of Period....................   3,098,647    2,689,552    1,704,149    1,616,686    5,395,884    4,866,989
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 3,599,033  $ 3,098,647  $ 1,956,020  $ 1,704,149  $ 5,923,377  $ 5,395,884
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      16,384       30,656       22,489       23,919       95,327      153,758
   Shares Issued in Lieu of Cash
     Distributions........................       1,712        1,817        1,204        2,658        5,892       14,162
   Shares Redeemed........................     (14,384)     (25,853)     (12,190)     (14,657)     (65,758)     (73,947)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       3,712        6,620       11,503       11,920       35,461       93,973
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $    14,891  $    14,529  $    15,573  $     5,275  $    41,482  $    13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL            JAPANESE            ASIA PACIFIC
                                                SMALL COMPANY          SMALL COMPANY         SMALL COMPANY
                                                  PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           ----------------------  --------------------  --------------------
                                           SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                              ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                              2012        2011        2012       2011       2012       2011
                                           ----------- ----------  ----------- --------  ----------- --------
                                           (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   68,962  $  146,577   $  3,016   $  2,693   $  2,606   $  4,845
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420     205,897     (4,809)    (5,587)     6,945      8,959
       Futures............................         --        (271)        --         --         --         --
       Foreign Currency
         Transactions*....................       (134)       (103)       (19)        14         (1)        85
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293    (571,803)    20,155     13,164      4,323    (21,184)
       Futures............................         --          --         --         --         --         --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501        (340)       151        (61)       (19)        18
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................    366,042    (220,043)    18,494     10,223     13,854     (7,277)
                                           ----------- ----------  ----------- --------  ----------- --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (69,996)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
   Net Long-Term Gains:
       Institutional Class Shares.........   (108,621)         --         --         --         --         --
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Distributions.............   (178,617)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
                                           ----------- ----------  ----------- --------  ----------- --------
Capital Share Transactions (1):
   Shares Issued..........................    581,758   1,380,524    159,880     74,211     66,937     54,555
   Shares Issued in Lieu of Cash
     Distributions........................    172,326     171,227      1,392      2,020      5,363      6,350
   Shares Redeemed........................   (574,856)   (829,801)   (19,240)   (35,962)   (16,748)   (38,913)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    179,228     721,950    142,032     40,269     55,552     21,992
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Increase
            (Decrease) in Net
            Assets........................    366,653     322,421    158,976     48,187     63,507      7,751
NET ASSETS
   Beginning of Period....................  5,834,015   5,511,594    163,120    114,933    139,262    131,511
                                           ----------- ----------  ----------- --------  ----------- --------
   End of Period.......................... $6,200,668  $5,834,015   $322,096   $163,120   $202,769   $139,262
                                           =========== ==========  =========== ========  =========== ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     39,295      81,929     10,052      4,725      3,067      2,200
   Shares Issued in Lieu of Cash
     Distributions........................     12,621      10,276         91        133        259        249
   Shares Redeemed........................    (39,131)    (50,113)    (1,206)    (2,288)      (757)    (1,533)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     12,785      42,092      8,937      2,570      2,569        916
                                           =========== ==========  =========== ========  =========== ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESSOF NET INVESTMENT INCOME)          $    5,342  $    6,376   $  2,507   $  1,041   $ (2,246)  $  1,047

--------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               UNITED KINGDOM          CONTINENTAL          DFA INTERNATIONAL
                                               SMALL COMPANY          SMALL COMPANY       REAL ESTATE SECURITIES
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------  -----------------------
                                           SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS      YEAR
                                              ENDED      ENDED       ENDED      ENDED       ENDED       ENDED
                                            APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,    OCT. 31,
                                              2012        2011       2012        2011       2012         2011
                                           -----------  --------  -----------  --------  -----------  ----------
                                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:...............................
   Net Investment Income (Loss)...........     $   383   $ 1,146     $  1,413  $  3,026   $   32,235  $   58,347
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........          67     1,011         (436)    3,433      (32,108)    (74,845)
       Futures............................          --        --           --       (16)          --          --
       Foreign Currency
         Transactions.....................          (2)        1           (7)      (34)         176         223
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................       3,897    (2,107)       1,405   (21,048)      87,053       3,153
       Translation of Foreign
         Currency Denominated
         Amounts..........................           1         2          (13)        3          264         (99)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       4,346        53        2,362   (14,636)      87,620     (13,221)
                                           -----------  --------  -----------  --------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Distributions.............        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................       1,030     3,802        9,052    18,358      225,264     322,549
   Shares Issued in Lieu of Cash
     Distributions........................         430       818          325     2,856       53,300     106,188
   Shares Redeemed........................      (8,815)   (3,484)      (8,274)  (13,670)    (133,526)   (206,576)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      (7,355)    1,136        1,103     7,544      145,038     222,161
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................      (3,581)      118        3,033   (10,654)     178,628     101,602
NET ASSETS
   Beginning of Period....................      33,869    33,751      117,452   128,106    1,060,156     958,554
                                           -----------  --------  -----------  --------  -----------  ----------
   End of Period..........................     $30,288   $33,869     $120,485  $117,452   $1,238,784  $1,060,156
                                           ===========  ========  ===========  ========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................          43       158          638     1,086       48,140      62,870
   Shares Issued in Lieu of Cash
     Distributions........................          20        33           25       164       12,309      21,940
   Shares Redeemed........................        (360)     (138)        (595)     (801)     (29,077)    (40,236)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................        (297)       53           68       449       31,372      44,574
                                           ===========  ========  ===========  ========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $    90   $   279     $  1,008  $     27   $  (75,062) $  (53,267)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA GLOBAL             DFA INTERNATIONAL          INTERNATIONAL
                                            REAL ESTATE SECURITIES        SMALL CAP VALUE           VECTOR EQUITY
                                                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                           ------------------------  ------------------------  -----------------------
                                            SIX MONTHS       YEAR    SIX MONTHS       YEAR     SIX MONTHS
                                               ENDED        ENDED       ENDED        ENDED        ENDED     YEAR ENDED
                                             APRIL 30,     OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                               2012          2011       2012          2011        2012         2011
                                           -----------    ---------  -----------  -----------  -----------  ----------
                                            (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,321    $  37,948  $    83,371  $   168,945  $     6,815  $   11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (2,736)      (4,706)     178,349      146,129        2,342       6,572
       Foreign Currency
         Transactions*....................          --           --       (5,662)         115          (64)        126
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................      90,971        1,312      246,273     (659,162)      18,027     (47,642)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --        1,206         (833)          50         (27)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     112,556       34,554      503,537     (344,806)      27,170     (29,403)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (25,716)     (41,423)     (63,607)    (182,741)      (4,264)    (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.........          --           --      (11,429)          --           --          --
   Net Long-Term Gains:
       Institutional Class Shares.........          --           --     (126,221)    (138,537)      (6,473)     (2,419)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Distributions.............     (25,716)     (41,423)    (201,257)    (321,278)     (10,737)    (14,193)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................     229,364      372,793      866,491    1,422,232      157,966     139,795
   Shares Issued in Lieu of Cash
     Distributions........................      25,115       40,672      190,535      303,336       10,257      13,500
   Shares Redeemed........................     (81,142)    (232,709)    (659,836)  (1,255,658)     (62,609)    (62,242)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     173,337      180,756      397,190      469,910      105,614      91,053
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................     260,177      173,887      699,470     (196,174)     122,047      47,457
NET ASSETS
   Beginning of Period....................     869,348      695,461    7,459,144    7,655,318      410,580     363,123
                                           -----------    ---------  -----------  -----------  -----------  ----------
   End of Period.......................... $ 1,129,525    $ 869,348  $ 8,158,614  $ 7,459,144  $   532,627  $  410,580
                                           ===========    =========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      27,938       45,423       58,880       86,184       17,910      13,326
   Shares Issued in Lieu of Cash
     Distributions........................       3,385        5,345       14,145       18,285        1,211       1,293
   Shares Redeemed........................     (10,143)     (28,834)     (45,919)     (75,870)      (6,988)     (5,988)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      21,180       21,934       27,106       28,599       12,133       8,631
                                           ===========    =========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $      (218) $     1,177  $    41,638  $    21,874  $     3,333  $      782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $10, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY
                                               WORLD EX U.S.      HEDGED GLOBAL EQUITY      EMERGING MARKETS
                                              VALUE PORTFOLIO          PORTFOLIO               PORTFOLIO
                                           ---------------------  --------------------  -----------------------
                                                                         PERIOD
                                           SIX MONTHS     YEAR          NOV. 14,        SIX MONTHS      YEAR
                                              ENDED      ENDED         2011(a) TO          ENDED       ENDED
                                            APRIL 30,   OCT. 31,       APRIL 30,         APRIL 30,    OCT. 31,
                                              2012        2011            2012             2012         2011
                                           -----------  --------  --------------------  -----------  ----------
                                           (UNAUDITED)                (UNAUDITED)       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........     $   666   $ 1,131               $   165   $   16,180  $   49,480
   Capital Gain Distributions
     Received from Affiliated
     Investment Companies.................          80        48                    --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........        (222)   (6,148)                   --       19,769      94,878
       Futures............................          --        --                    43           --          --
       Foreign Currency
         Transactions*....................          (6)       (4)                  106         (445)     (1,059)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................         970    (1,774)                1,584       80,559    (309,714)
       Futures............................          --        --                    13           --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................           5       (13)                  (44)         (33)       (109)
   Change in Deferred Thailand
     Capital Gains Tax....................          --         3                    --           --       4,215
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       1,493    (6,757)                1,867      116,030    (162,309)
                                           -----------  --------  --------------------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (474)   (1,006)                 (140)     (14,060)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.........          (7)      (19)                   --           --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.........          --      (195)                   --      (90,351)   (136,141)
                                           -----------  --------  --------------------  -----------  ----------
          Total Distributions.............        (481)   (1,220)                 (140)    (104,411)   (178,997)
                                           -----------  --------  --------------------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................      11,564    32,244                22,877      492,070     668,299
   Shares Issued in Lieu of Cash
     Distributions........................         472     1,211                   140       96,716     164,271
   Shares Redeemed........................      (4,913)   (7,929)                  (15)    (236,364)   (550,727)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................       7,123    25,526                23,002      352,422     281,843
                                           -----------  --------  --------------------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................       8,135    17,549                24,729      364,041     (59,463)
NET ASSETS
   Beginning of Period....................      47,165    29,616                    --    2,313,035   2,372,498
                                           -----------  --------  --------------------  -----------  ----------
   End of Period..........................     $55,300   $47,165               $24,729   $2,677,076  $2,313,035
                                           ===========  ========  ====================  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................       1,213     2,801                 2,265       19,410      22,995
   Shares Issued in Lieu of Cash
     Distributions........................          52       108                    15        4,096       5,590
   Shares Redeemed........................        (488)     (782)                   (2)      (9,268)    (18,667)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................         777     2,127                 2,278       14,238       9,918
                                           ===========  ========  ====================  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $   360   $   168               $    25   $    8,233  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       EMERGING MARKETS                                  EMERGING MARKETS
                                                           SMALL CAP            EMERGING MARKETS            CORE EQUITY
                                                           PORTFOLIO             VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  ------------------------  ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                                       ENDED      ENDED        ENDED        ENDED        ENDED      ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012        2011        2012          2011        2012        2011
                                                    ----------- ----------  -----------  -----------  ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   12,478  $   36,127  $    79,303  $   259,300  $   43,133  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     56,146      27,050      160,100      193,129       6,759      20,186
       Futures.....................................       (812)         --           --           --       2,698          --
       Foreign Currency Transactions*..............     (1,261)     (1,258)      (2,843)      (3,612)     (1,095)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     56,008    (354,184)     117,619   (2,865,375)    231,237    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (85)        (31)         (14)          (5)       (265)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079          --       5,965
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    122,474    (288,763)     354,165   (2,400,484)    282,467    (595,110)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --         (632)        (532)         --          --
       Institutional Class Shares..................    (13,800)    (33,950)    (103,253)    (223,890)    (38,445)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)         --          --
       Institutional Class Shares..................         --          --           --      (67,767)         --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)         --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Distributions......................    (50,912)    (92,309)    (293,091)    (771,699)    (38,445)    (86,292)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    668,954     694,159    3,200,747    6,491,870   2,569,664   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     45,238      74,466      269,854      711,366      34,616      77,358
   Shares Redeemed.................................   (100,325)   (387,846)  (1,363,201)  (1,805,221)   (572,899)   (732,430)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    613,867     380,779    2,107,400    5,398,015   2,031,381   1,868,993
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    685,429        (293)   2,168,474    2,225,832   2,275,403   1,187,591
NET ASSETS
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538   5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  ----------  ----------
   End of Period................................... $2,518,174  $1,832,745  $15,976,844  $13,808,370  $7,642,876  $5,367,473
                                                    ==========  ==========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     33,808      31,956      111,865      190,904     136,831     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      2,550       3,241       10,435       20,921       2,000       3,743
   Shares Redeemed.................................     (5,236)    (18,437)     (47,841)     (55,156)    (31,427)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     31,122      16,760       74,459      137,061     107,404      90,323
                                                    ==========  ==========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).......................................... $       74  $    1,396  $     9,288  $    33,870  $   19,968  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------------
                                                                                       PERIOD
                                     SIX MONTHS        YEAR      YEAR      YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED     ENDED     ENDED       2007 TO          ENDED        ENDED
                                      APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                                        2012           2011      2010      2009        2008             2007         2006
                                     -----------     --------  --------  --------    ---------        --------     --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................    $   8.15     $   7.53  $   6.48  $   6.47     $  10.91        $  10.95     $   9.82
                                     -----------     --------  --------  --------    ---------        --------     --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.03         0.07      0.07      0.05         0.39            0.30         0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.01         0.56      1.05      0.61        (3.74)           0.45         1.19
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total From Investment Operations.        1.04         0.63      1.12      0.66        (3.35)           0.75         1.31
                                     -----------     --------  --------  --------    ---------        --------     --------
Less Distributions
------------------
  Net Investment Income.............       (0.09)       (0.01)    (0.07)    (0.59)       (0.36)          (0.36)       (0.18)
  Net Realized Gains................          --           --        --     (0.06)       (0.73)          (0.43)          --
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total Distributions..............       (0.09)       (0.01)    (0.07)    (0.65)       (1.09)          (0.79)       (0.18)
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Asset Value, End of Period......    $   9.10     $   8.15  $   7.53  $   6.48     $   6.47        $  10.91     $  10.95
                                     ===========     ========  ========  ========    =========        ========     ========
Total Return........................       12.90%(C)     8.41%    17.40%    12.23%      (33.89)%(C)       7.13%       13.52%
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Assets, End of Period
  (thousands).......................    $189,651     $171,128  $157,730  $165,231     $200,331        $337,050     $347,216
Ratio of Expenses to Average Net
  Assets............................        0.26%(B)     0.26%     0.26%     0.29%**      0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment Income to
  Average Net Assets................        0.79%(B)     0.86%     0.98%     0.86%        4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate.............          40%(C)      140%       78%       46%*        N/A             N/A          N/A

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                              PERIOD
                              SIX MONTHS          YEAR           YEAR           YEAR          DEC. 1,            YEAR
                                ENDED            ENDED          ENDED          ENDED         2007 TO            ENDED
                               APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,          NOV. 30,
                                2012              2011           2010           2009           2008              2007
                             -----------       ----------     ----------     ----------     ----------        ----------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period................. $    19.29        $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                             -----------       ----------     ----------     ----------     ----------        ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.20              0.33           0.33           0.31           0.36              0.33
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       1.83              0.70           2.76           1.28          (8.83)            (0.43)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total From Investment
     Operations.............       2.03              1.03           3.09           1.59          (8.47)            (0.10)
                             -----------       ----------     ----------     ----------     ----------        ----------
Less Distributions
------------------
  Net Investment Income.....      (0.20)            (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
  Net Realized Gains........         --                --             --          (0.02)         (1.04)            (0.54)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total Distributions......      (0.20)            (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Asset Value, End of
  Period.................... $    21.12        $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
                             ===========       ==========     ==========     ==========     ==========        ==========
Total Return................      10.64%(C)          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Assets, End of Period
  (thousands)............... $7,988,957        $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
  Average Net Assets........       0.28%(B)(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.99%(B)          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.....        N/A               N/A            N/A            N/A            N/A               N/A

                             -----------

                                YEAR
                               ENDED
                              NOV. 30,
                                2006
                             ----------

Net Asset Value, Beginning
  of Period................. $    21.93
                             ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.38
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.50
                             ----------
   Total From Investment
     Operations.............       3.88
                             ----------
Less Distributions
------------------
  Net Investment Income.....      (0.35)
  Net Realized Gains........      (0.06)
                             ----------
   Total Distributions......      (0.41)
                             ----------
Net Asset Value, End of
  Period.................... $    25.40
                             ==========
Total Return................      17.97%
                             ----------
Net Assets, End of Period
  (thousands)............... $6,410,086
Ratio of Expenses to
  Average Net Assets........       0.28%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.64%
Portfolio Turnover Rate.....        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JAN. 31,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.32      $ 14.75   $ 11.73   $ 10.92      $ 14.69
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.07         0.10      0.07      0.12         0.13
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.68         0.60      3.07      0.87        (3.76)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.75         0.70      3.14      0.99        (3.63)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.06)       (0.10)    (0.12)    (0.18)       (0.14)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.18)       (0.13)    (0.12)    (0.18)       (0.14)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.89      $ 15.32   $ 14.75   $ 11.73      $ 10.92
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.57%(C)     4.69%    26.93%     9.36%      (24.96)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $48,897      $45,132   $41,316   $31,393      $25,599
Ratio of Expenses to Average Net Assets.........        0.48%(B)     0.48%     0.49%     0.52%        0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.84%(B)     0.61%     0.59%     1.12%        1.24%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JUNE 30,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.31      $ 14.76   $ 11.74   $ 10.91      $ 13.94
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.06         0.07      0.05      0.10         0.05
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.67         0.60      3.07      0.88        (3.02)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.73         0.67      3.12      0.98        (2.97)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.05)       (0.09)    (0.10)    (0.15)       (0.06)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.17)       (0.12)    (0.10)    (0.15)       (0.06)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.87      $ 15.31   $ 14.76   $ 11.74      $ 10.91
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.47%(C)     4.50%    26.66%     9.23%      (21.40)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $12,516      $10,918   $ 5,967   $ 2,930      $ 1,715
Ratio of Expenses to Average Net Assets.........        0.63%(B)     0.63%     0.64%     0.67%        0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.70%(B)     0.42%     0.44%     0.91%        1.35%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------
                                                                              PERIOD
                           SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,        YEAR           YEAR
                              ENDED        ENDED       ENDED       ENDED     2007 TO        ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,      NOV. 30,       NOV. 30,
                              2012          2011        2010        2009       2008          2007           2006
-                         -----------    ----------  ----------  ----------  --------      --------       --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    15.32     $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                          -----------    ----------  ----------  ----------  --------      --------       --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.08           0.12        0.09        0.12      0.18          0.20           0.21
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.67           0.59        3.06        0.88     (4.68)        (1.32)          2.84
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total From Investment
     Operations..........       1.75           0.71        3.15        1.00     (4.50)        (1.12)          3.05
                          -----------    ----------  ----------  ----------  --------      --------       --------
Less Distributions
------------------
  Net Investment Income..      (0.06)         (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
  Net Realized Gains.....      (0.12)         (0.03)         --          --     (0.40)        (1.48)         (1.44)
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total Distributions...      (0.18)         (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of
  Period................. $    16.89     $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                          ===========    ==========  ==========  ==========  ========      ========       ========
Total Return.............      11.63%(C)       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Assets, End of
  Period (thousands)..... $2,854,643     $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.94%(B)       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate..         11%(C)         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                       U.S. SMALL CAP VALUE PORTFOLIO
                    ------------------------------------------------------------------------------------------------
                                                                          PERIOD
                     SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,             YEAR           YEAR
                        ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                      APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                        2012          2011        2010         2009        2008               2007           2006
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period........... $    23.50     $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Income From
Investment
Operations
-----------
  Net
   Investment
   Income
   (Loss)(A).......       0.09           0.16        0.09        0.04          0.18              0.30           0.28
  Net Gains
   (Losses) on
   Securities
   (Realized
   and
   Unrealized).....       2.65           1.00        4.79        1.54         (7.86)            (2.72)          5.06
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total From
     Investment
     Operations....       2.74           1.16        4.88        1.58         (7.68)            (2.42)          5.34
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Less
Distributions
-------------
  Net
   Investment
   Income..........      (0.07)         (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
  Net Realized
   Gains...........      (0.33)            --          --          --         (2.27)            (2.40)         (2.26)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total
     Distributions.      (0.40)         (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Asset
  Value, End
  of Period........ $    25.84     $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                    ===========    ==========  ==========  ==========    ==========        ==========     ==========
Total Return.......      11.93%(C)       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)...... $7,089,975     $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of
  Expenses to
  Average Net
  Assets...........       0.53%(B)       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...........       0.73%(B)       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio
  Turnover
  Rate.............          7%(C)         14%         19%         21%+         N/A               N/A            N/A

--------
*   For the period March 30, 2007 through November 30, 2007. Effective
    March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR       YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED      ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,   NOV. 30,
                                         2012          2011        2010        2009       2008             2007       2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.78     $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.10           0.17        0.15        0.15        0.17            0.19      0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.21           0.59        1.61        0.73       (4.03)           0.35      1.28
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.       1.31           0.76        1.76        0.88       (3.86)           0.54      1.45
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
  Net Realized Gains................         --             --          --          --          --           (0.03)       --
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total Distributions..............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period...... $    12.00     $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                     ==========     ==========  ==========  ==========  ==========      ==========  ========
Total Return........................      12.25%(C)       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)....................... $4,601,382     $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net
  Assets............................       0.20%(B)       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets................       1.71%(B)       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.............          2%(C)          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012          2011        2010        2009       2008             2007        2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.61     $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.09           0.16        0.14        0.14        0.17            0.19        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.18           0.54        1.64        0.66       (4.04)           0.13        1.40
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.       1.27           0.70        1.78        0.80       (3.87)           0.32        1.57
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
  Net Realized Gains................         --             --          --          --          --           (0.03)         --
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total Distributions..............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period...... $    11.80     $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                     ===========    ==========  ==========  ==========  ==========      ==========  ==========
Total Return........................      12.02%(C)       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)....................... $6,642,277     $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net
  Assets............................       0.22%(B)       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets................       1.68%(B)       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.............          3%(C)          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. VECTOR EQUITY PORTFOLIO
                              ---------------------------------------------------------------------------------------
                                                                                     PERIOD                    PERIOD
                               SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                  ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                  2012           2011        2010        2009         2008         2007         2006
                              -----------     ----------  ----------  ----------  --------      --------   ----------
                               (UNAUDITED)
Net Asset Value,
  Beginning of Period........  $    10.28     $     9.82  $     8.03  $     7.48  $  11.38      $  11.79     $  10.00
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)...............        0.08           0.12        0.10        0.11      0.15          0.16         0.13
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............        1.13           0.46        1.79        0.57     (3.89)        (0.25)        1.73
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total From
         Investment
         Operations..........        1.21           0.58        1.89        0.68     (3.74)        (0.09)        1.86
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Less Distributions
------------------
   Net Investment Income.....       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.14)       (0.07)
   Net Realized Gains........          --             --          --          --        --         (0.18)          --
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total
         Distributions.......       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.32)       (0.07)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, End of
  Period.....................  $    11.42     $    10.28  $     9.82  $     8.03  $   7.48      $  11.38     $  11.79
                              ===========     ==========  ==========  ==========  ========      ========   ==========
Total Return.................       11.84%(C)       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%      18.65%(C)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Assets, End of
  Period (thousands).........  $1,971,842     $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742     $403,312
Ratio of Expenses to
  Average Net Assets.........        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.34%        0.36%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees)....        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.33%        0.39%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.41%(B)       1.11%       1.13%       1.60%     1.66%(B)      1.29%        1.24%(B)(E)
Portfolio Turnover Rate......           6%(C)         10%         11%         11%       11%(C)        14%          24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
-                         -----------    ----------  ----------  ----------    ----------        ----------     ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    20.55     $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.12           0.18        0.13        0.06          0.14              0.21           0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       2.20           1.49        4.17        1.65         (6.08)            (0.66)          2.84
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       2.32           1.67        4.30        1.71         (5.94)            (0.45)          3.01
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.08)         (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
  Net Realized Gains.....         --             --          --          --         (1.18)            (1.16)         (1.17)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.08)         (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    22.79     $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      11.34%(C)       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $4,284,236     $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.15%(B)       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate..          8%(C)         23%         19%         17%*         N/A               N/A            N/A

                                                                U.S. MICRO CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
                          -----------    ----------  ----------  ----------    ----------        ----------     ----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period ... $    13.24     $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.07           0.09        0.06        0.03          0.10              0.14           0.10
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.37           0.99        2.68        0.54         (4.32)            (0.69)          2.04
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       1.44           1.08        2.74        0.57         (4.22)            (0.55)          2.14
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.05)         (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
  Net Realized Gains.....         --             --          --          --         (1.26)            (1.35)         (1.14)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.05)         (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    14.63     $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      10.94%(C)       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $3,549,272     $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to
  Average Net Assets.....       0.53%(B)       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.04%(B)       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate..          8%(C)         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                      SIX MONTHS        YEAR        YEAR        YEAR      DEC. 1,            YEAR        YEAR
                                         ENDED         ENDED       ENDED       ENDED     2007 TO            ENDED       ENDED
                                       APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,          NOV. 30,    NOV. 30,
                                         2012           2011        2010        2009       2008              2007        2006
                                     -----------     ----------  ----------  ----------  ----------      ----------   ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    23.25     $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.29           0.40        0.58        0.58        0.64            0.62         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.02           1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total From Investment Operations.        3.31           2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
------------------
  Net Investment Income.............       (0.29)         (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
  Net Realized Gains................          --             --          --          --       (2.10)          (0.88)       (0.41)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total Distributions..............       (0.29)         (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period......  $    26.27     $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                      ==========     ==========  ==========  ==========  ==========      ==========   ==========
Total Return........................       14.50%(C)      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands).......................  $3,599,033     $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets............................        0.27%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.28%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets................        2.43%(B)       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate.............           0%(C)          3%          2%          2%         13%(C)          17%          10%

                                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    17.91     $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.30           0.63         0.48        0.48        0.68            0.68        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.34          (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.64          (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.21)         (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
  Net Realized Gains................          --             --           --          --       (0.35)             --          --
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.21)         (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    18.34     $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        3.68%(C)      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $1,956,020     $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets............................        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets................        3.44%(B)       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate.............           2%(C)          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                              PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                         ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                         2012            2011        2010        2009          2008          2007       2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $     9.89     $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.15           0.33         0.23        0.23        0.37            0.35      0.28
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.26          (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.        0.41          (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.10)         (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
  Net Realized Gains................          --             --           --          --       (0.15)          (0.04)       --
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total Distributions..............       (0.10)         (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period......  $    10.20     $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                      ==========     ==========   ==========  ==========  ==========      ==========  ========
Total Return........................        4.28%(C)      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands).......................  $5,923,377     $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net
  Assets............................        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to
  Average Net Assets................        3.13%(B)       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate.............           4%(C)          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    15.21     $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.18           0.40         0.28        0.28        0.44            0.43        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.71          (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.89          (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.18)         (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
  Net Realized Gains................       (0.28)            --           --          --       (1.17)          (0.67)      (0.78)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.46)         (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.64     $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.33%(C)      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $6,200,668     $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net
  Assets (D)........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D).........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets................        2.36%(B)       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                                               PERIOD
                                                SIX MONTHS        YEAR      YEAR      YEAR     DEC. 1,         YEAR       YEAR
                                                   ENDED         ENDED     ENDED     ENDED    2007 TO         ENDED      ENDED
                                                 APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       NOV. 30,   NOV. 30,
                                                   2012           2011      2010      2009      2008           2007       2006
                                                -----------     --------  --------  --------  --------      --------   --------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........    $  15.24     $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                                   --------     --------  --------  --------  --------      --------   --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)..............        0.20         0.27      0.22      0.22      0.29          0.27       0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized).............................        1.09         1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                                   --------     --------  --------  --------  --------      --------   --------
   Total From Investment Operations............        1.29         1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                                   --------     --------  --------  --------  --------      --------   --------
Less Distributions
------------------
  Net Investment Income........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
  Net Realized Gains...........................          --           --        --        --        --            --         --
                                                   --------     --------  --------  --------  --------      --------   --------
   Total Distributions.........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                                   --------     --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.................    $  16.40     $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                                   ========     ========  ========  ========  ========      ========   ========
Total Return...................................        8.32%(C)     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                                   --------     --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)..........    $322,096     $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets (D)....        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees) (D).............................        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.52%(B)     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS       YEAR        YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................    $  23.04     $  25.64   $  20.59  $  11.67   $ 28.73      $  20.26   $ 15.28
                                     -----------     --------   --------  --------  --------      --------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.34         0.85       0.69      0.50      0.83          0.79      0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.05        (2.16)      4.99      8.95    (17.04)         8.43      4.92
                                     -----------     --------   --------  --------  --------      --------  --------
   Total From Investment Operations.        1.39        (1.31)      5.68      9.45    (16.21)         9.22      5.56
                                     -----------     --------   --------  --------  --------      --------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
  Net Realized Gains................          --           --         --        --        --            --        --
  Return of Capital.................          --           --         --        --        --            --        --
                                     -----------     --------   --------  --------  --------      --------  --------
   Total Distributions..............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
                                     -----------     --------   --------  --------  --------      --------  --------
Net Asset Value, End of Period......    $  23.54     $  23.04   $  25.64  $  20.59   $ 11.67      $  28.73   $ 20.26
                                     ===========     ========   ========  ========  ========      ========  ========
Total Return........................        6.62%(C)    (5.59)%    28.36%    84.11%   (57.94)%(C)    46.55%    37.52%
                                     -----------     --------   --------  --------  --------      --------  --------
Net Assets, End of Period
  (thousands)                           $202,769     $139,262   $131,511  $101,853   $64,044      $146,307   $71,537
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.63%     0.65%     0.62%(B)      0.62%     0.64%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.60%(B)     0.60%      0.61%     0.65%     0.61%(B)      0.59%     0.64%
Ratio of Net Investment Income to
  Average Net Assets................        3.04%(B)     3.34%      3.14%     3.53%     3.85%(B)      3.13%     3.68%

                                                          UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS        YEAR       YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................     $ 23.44      $ 24.24    $ 19.83   $ 14.27   $ 31.29       $ 32.97   $ 24.65
                                         -------      -------    -------   -------   -------       -------   -------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.28         0.82       0.50      0.55      0.77          0.78      0.61
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.07        (0.85)      4.41      5.44    (15.84)        (0.08)     9.61
                                         -------      -------    -------   -------   -------       -------   -------
   Total From Investment Operations.        3.35        (0.03)      4.91      5.99    (15.07)         0.70     10.22
                                         -------      -------    -------   -------   -------       -------   -------
Less Distributions
------------------
  Net Investment Income.............       (0.41)       (0.77)     (0.50)    (0.43)    (0.72)        (1.03)    (0.68)
  Net Realized Gains................          --           --         --        --     (1.22)        (1.35)    (1.22)
  Return of Capital.................          --           --         --        --     (0.01)           --        --
                                         -------      -------    -------   -------   -------       -------   -------
   Total Distributions..............       (0.41)       (0.77)     (0.50)    (0.43)    (1.95)        (2.38)    (1.90)
                                         -------      -------    -------   -------   -------       -------   -------
Net Asset Value, End of Period......     $ 26.38      $ 23.44    $ 24.24   $ 19.83   $ 14.27       $ 31.29   $ 32.97
                                         =======      =======    =======   =======   =======       =======   =======
Total Return........................       14.72%(C)    (0.28)%    25.37%    42.81%   (50.97)%(C)     1.94%    44.15%
                                         -------      -------    -------   -------   -------       -------   -------
Net Assets, End of Period
  (thousands)                            $30,288      $33,869    $33,751   $27,863   $25,883       $37,139   $31,808
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.60%     0.61%     0.59%(B)      0.59%     0.60%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.66%(B)     0.62%      0.64%     0.70%     0.65%(B)      0.62%     0.67%
Ratio of Net Investment Income to
  Average Net Assets................        2.42%(B)     3.26%      2.39%     3.62%     3.41%(B)      2.28%     2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                     PERIOD
                          SIX MONTHS          YEAR         YEAR         YEAR         DEC. 1,         YEAR         YEAR
                            ENDED             ENDED        ENDED        ENDED       2007 TO          ENDED        ENDED
                           APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                             2012              2011         2010         2009         2008            2007         2006
                          -----------        --------     --------     --------     --------        --------     --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  14.66        $  16.93     $  15.02     $  10.73      $ 22.95        $  20.47      $ 15.78
                          -----------        --------     --------     --------     --------        --------     --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.18            0.39         0.27         0.28         0.52            0.40         0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.12           (2.20)        1.89         4.29       (11.32)           3.00         6.28
                          -----------        --------     --------     --------     --------        --------     --------
   Total From Investment
     Operations..........        0.30           (1.81)        2.16         4.57       (10.80)           3.40         6.59
                          -----------        --------     --------     --------     --------        --------     --------
Less Distributions
------------------
  Net Investment Income..       (0.05)          (0.46)       (0.25)       (0.28)       (0.45)          (0.38)       (0.34)
  Net Realized Gains.....          --              --           --           --        (0.96)          (0.54)       (1.56)
  Return of Capital......          --              --           --           --        (0.01)             --           --
                          -----------        --------     --------     --------     --------        --------     --------
   Total Distributions...       (0.05)          (0.46)       (0.25)       (0.28)       (1.42)          (0.92)       (1.90)
                          -----------        --------     --------     --------     --------        --------     --------
Net Asset Value, End of
  Period.................    $  14.91        $  14.66     $  16.93     $  15.02      $ 10.73        $  22.95      $ 20.47
                          ===========        ========     ========     ========     ========        ========     ========
Total Return.............        2.13%(C)      (11.09)%      14.85%       43.12%      (49.89)%(C)      16.99%       46.33%
                          -----------        --------     --------     --------     --------        --------     --------
Net Assets, End of
  Period (thousands).....    $120,485        $117,452     $128,106     $110,926      $93,988        $170,909      $90,261
Ratio of Expenses to
  Average Net Assets.....        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.62%(D)     0.59%(B)(D)     0.61%(D)     0.62%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees
  and Fees Paid
  Indirectly)............        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.61%(D)     0.59%(B)(D)     0.57%(D)     0.61%(D)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             2.48%(B)        2.25%        1.78%        2.39%        3.04%(B)        1.70%        1.78%
Portfolio Turnover Rate..         N/A             N/A          N/A          N/A          N/A             N/A          N/A

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                         --------------------------------------------------------------------------------------
                                                                                           PERIOD
                                         SIX MONTHS          YEAR       YEAR      YEAR     DEC. 1,           PERIOD
                                           ENDED            ENDED      ENDED     ENDED    2007 TO       MARCH 1, 2007(a)
                                          APRIL 30,        OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,             TO
                                            2012             2011       2010      2009      2008         NOV. 30, 2007
                                         -----------     ----------   --------  --------  --------      ----------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $     4.90     $     5.58   $   5.24  $   4.18  $   9.35              $  10.00
                                         -----------     ----------   --------  --------  --------      ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......        0.14           0.30       0.31      0.26      0.34                  0.23
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.21          (0.33)      0.58      0.91     (5.08)                (0.76)
                                         -----------     ----------   --------  --------  --------      ----------------
   Total From Investment Operations.....        0.35          (0.03)      0.89      1.17     (4.74)                (0.53)
                                         -----------     ----------   --------  --------  --------      ----------------
Less Distributions
------------------
  Net Investment Income.................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
  Net Realized Gains....................          --             --         --        --        --                    --
  Return of Capital.....................          --             --         --        --        --                    --
                                         -----------     ----------   --------  --------  --------      ----------------
   Total Distributions..................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Asset Value, End of Period..........  $     5.00     $     4.90   $   5.58  $   5.24  $   4.18              $   9.35
                                         ===========     ==========   ========  ========  ========      ================
Total Return............................        7.89%(C)      (0.43)%    18.96%    29.25%   (52.85)%(C)            (5.38)%(C)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Assets, End of Period (thousands)...  $1,238,784     $1,060,156   $958,554  $742,329  $394,480              $336,840
Ratio of Expenses to Average Net Assets.        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...........................        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         5.95%(B)       5.73%      6.42%     6.40%     5.20%(B)              3.50%(B)(E)
Portfolio Turnover Rate.................           4%(C)          7%         6%        5%        1%(C)                 2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                                                                               PERIOD
                                                   SIX MONTHS           YEAR         YEAR         YEAR         JUNE 4,
                                                     ENDED             ENDED        ENDED        ENDED       2008(a) TO
                                                    APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                      2012              2011         2010         2009         2008
                                                   -----------        --------     --------     --------     ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period .............  $     8.21        $   8.28     $   6.75     $   6.04        $ 10.00
                                                   -----------        --------     --------     --------     ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.21            0.41         0.40         0.19             --
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.71            0.06         1.60         0.62          (3.96)
                                                   -----------        --------     --------     --------     ----------
   Total From Investment Operations...............        0.92            0.47         2.00         0.81          (3.96)
                                                   -----------        --------     --------     --------     ----------
Less Distributions
------------------
  Net Investment Income...........................       (0.24)          (0.54)       (0.47)       (0.10)            --
  Net Realized Gains..............................          --              --           --           --             --
                                                   -----------        --------     --------     --------     ----------
   Total Distributions............................       (0.24)          (0.54)       (0.47)       (0.10)            --
                                                   -----------        --------     --------     --------     ----------
Net Asset Value, End of Period....................  $     8.89        $   8.21     $   8.28     $   6.75        $  6.04
                                                   ===========        ========     ========     ========     ==========
Total Return......................................       11.80%(C)        6.17%       31.38%       13.81%        (39.60)%(C)
                                                   -----------        --------     --------     --------     ----------
Net Assets, End of Period (thousands).............  $1,129,525        $869,348     $695,461     $432,502        $90,672
Ratio of Expenses to Average Net Assets...........        0.37%(B)(D)     0.41%(D)     0.41%(D)     0.47%(D)       0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.66%(B)(D)     0.73%(D)     0.73%(D)     0.79%(D)       0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        5.13%(B)        5.01%        5.59%        3.40%         (0.04)%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A          N/A          N/A            N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                      SIX MONTHS       YEAR          YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                         ENDED        ENDED         ENDED       ENDED      2007 TO          ENDED       ENDED
                                       APRIL 30,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,        NOV. 30,    NOV. 30,
                                         2012          2011          2010        2009        2008            2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................  $    14.85     $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.16           0.34         0.24        0.26        0.52            0.46        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.81          (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.97          (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.13)         (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
  Net Realized Gains................       (0.28)         (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.41)         (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.41     $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                     ===========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.89%(C)      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $8,158,614     $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net
  Assets............................        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets................        2.21%(B)       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.............          11%(C)         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                   -----------------------------------------------------------------
                                                                                                   PERIOD
                                                   SIX MONTHS        YEAR       YEAR      YEAR     AUGUST 14,
                                                      ENDED         ENDED      ENDED     ENDED    2008(a) TO
                                                    APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,
                                                      2012           2011       2010      2009       2008
                                                   -----------     --------   --------  --------  -----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............    $   9.34     $  10.28   $   9.22  $   6.74      $ 10.00
                                                   -----------     --------   --------  --------  -----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.13         0.29       0.18      0.17         0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.28        (0.87)      1.05      2.46        (3.32)
                                                   -----------     --------   --------  --------  -----------
   Total From Investment Operations...............        0.41        (0.58)      1.23      2.63        (3.26)
                                                   -----------     --------   --------  --------  -----------
Less Distributions
------------------
  Net Investment Income...........................       (0.10)       (0.29)     (0.17)    (0.15)          --
  Net Realized Gains..............................       (0.15)       (0.07)        --        --           --
                                                   -----------     --------   --------  --------  -----------
   Total Distributions............................       (0.25)       (0.36)     (0.17)    (0.15)          --
                                                   -----------     --------   --------  --------  -----------
Net Asset Value, End of Period....................    $   9.50     $   9.34   $  10.28  $   9.22      $  6.74
                                                   ===========     ========   ========  ========  ===========
Total Return......................................        4.68%(C)    (5.99)%    13.62%    39.52%      (32.60)%(C)
                                                   -----------     --------   --------  --------  -----------
Net Assets, End of Period (thousands).............    $532,627     $410,580   $363,123  $262,544      $66,774
Ratio of Expenses to Average Net Assets...........        0.54%(B)     0.54%      0.54%     0.60%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.54%(B)     0.54%      0.53%     0.59%        1.15%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%(B)     2.73%      1.91%     2.31%        3.01%(B)(E)
Portfolio Turnover Rate...........................           3%(C)       10%         5%        8%           0%(C)

                                                                 WORLD EX U.S. VALUE PORTFOLIO
                                                   ----------------------------------------------------------
                                                    SIX MONTHS          YEAR            PERIOD
                                                       ENDED           ENDED       AUG. 23, 2010(a)
                                                     APRIL 30,        OCT. 31,            TO
                                                       2012             2011        OCT. 31, 2010
                                                   -----------        --------     ----------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $  9.96         $ 11.35              $ 10.00
                                                   -----------        --------     ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.12            0.30                 0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.04           (1.35)                1.33
                                                   -----------        --------     ----------------
   Total From Investment Operations...............        0.16           (1.05)                1.35
                                                   -----------        --------     ----------------
Less Distributions
------------------
  Net Investment Income...........................       (0.09)          (0.26)                  --
  Net Realized Gains..............................          --           (0.08)                  --
                                                   -----------        --------     ----------------
   Total Distributions............................       (0.09)          (0.34)                  --
                                                   -----------        --------     ----------------
Net Asset Value, End of Period....................     $ 10.03         $  9.96              $ 11.35
                                                   ===========        ========     ================
Total Return......................................        1.71%(C)       (9.59)%              13.50%(C)
                                                   -----------        --------     ----------------
Net Assets, End of Period (thousands).............     $55,300         $47,165              $29,616
Ratio of Expenses to Average Net Assets...........        0.60%(B)(D)     0.60%D)              0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.85%(B)(D)     0.91%(D)             1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.49%(B)        2.64%                0.76%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A                  N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            SELECTIVELY HEDGED
                                                                                                          GLOBAL EQUITY PORTFOLIO
                                                                                                          -----------------------
                                                                                                                  PERIOD
                                                                                                                 NOV. 14,
                                                                                                                2011(a) TO
                                                                                                                 APRIL 30,
                                                                                                                   2012
                                                                                                          -----------------------
                                                                                                                (UNAUDITED)
Net Asset Value, Beginning of Period.....................................................................         $ 10.00
                                                                                                                  -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).......................................................................            0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)............................................            0.85
                                                                                                                  -------
       Total From Investment Operations..................................................................            0.93
                                                                                                                  -------
Less Distributions
------------------
   Net Investment Income.................................................................................           (0.07)
   Net Realized Gains....................................................................................              --
                                                                                                                  -------
       Total Distributions...............................................................................           (0.07)
                                                                                                                  -------
Net Asset Value, End of Period...........................................................................         $ 10.86
                                                                                                                  =======
Total Return.............................................................................................            9.39%(C)
                                                                                                                  -------
Net Assets, End of Period (thousands)....................................................................         $24,729
Ratio of Expenses to Average Net Assets(D)...............................................................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
  Previously Waived Fees)(D).............................................................................            1.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................            1.68%(B)(E)
Portfolio Turnover Rate..................................................................................             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    EMERGING MARKETS PORTFOLIO
                                   -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS         YEAR        YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                       ENDED          ENDED       ENDED       ENDED       2007 TO         ENDED       ENDED
                                     APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,    NOV. 30,
                                       2012            2011        2010        2009        2008            2007        2006
                                   -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $    26.68     $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
 Net Investment Income
   (Loss)(A)......................        0.17           0.61         0.48        0.42        0.70            0.64        0.48
 Net Gains (Losses) on Securities
   (Realized and Unrealized)......        0.87          (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment
     Operations...................        1.04          (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
 Net Investment Income............       (0.16)         (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
 Net Realized Gains...............       (1.04)         (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............       (1.20)         (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period....  $    26.52     $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                    ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................        4.47%(C)      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).....................  $2,677,076     $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).......................        0.60%(B)       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets..............        1.31%(B)       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                                 EMERGING MARKETS SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                                                                             PERIOD
                                        SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,         YEAR       YEAR
                                           ENDED         ENDED       ENDED       ENDED       2007 TO        ENDED      ENDED
                                         APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      NOV. 30,   NOV. 30,
                                           2012           2011        2010        2009        2008           2007       2006
                                       -----------    ----------   ----------  ----------  ----------     ----------  --------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period.. $    19.85     $    24.26   $    17.45  $     9.33   $  23.74      $    17.96  $  13.37
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Income From Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)......       0.12           0.42         0.34        0.26       0.44            0.31      0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..........       0.98          (3.67)        6.79        8.14     (12.95)           6.86      4.86
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total From Investment
     Operations.......................       1.10          (3.25)        7.13        8.40     (12.51)           7.17      5.16
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Less Distributions
------------------
 Net Investment Income................      (0.15)         (0.40)       (0.32)      (0.28)     (0.41)          (0.26)    (0.26)
 Net Realized Gains...................      (0.40)         (0.76)          --          --      (1.49)          (1.13)    (0.31)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total Distributions................      (0.55)         (1.16)       (0.32)      (0.28)     (1.90)          (1.39)    (0.57)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Asset Value, End of Period........ $    20.40     $    19.85   $    24.26  $    17.45   $   9.33      $    23.74  $  17.96
                                       ==========     ==========   ==========  ==========   ========      ==========  ========
Total Return..........................       5.94%(C)     (14.03)%      41.33%      91.35%    (57.00)%(C)      42.58%    39.95%
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Assets, End of Period (thousands). $2,518,174     $1,832,745   $1,833,038  $1,133,958   $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D)...........................       0.79%(B)       0.79%        0.78%       0.80%      0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets..................       1.22%(B)       1.86%        1.70%       2.05%      2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR     YEAR        PERIOD
                                                                ENDED       ENDED     ENDED    ENDED   JAN. 29, 2008(a)
                                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,        TO
                                                                2012         2011      2010     2009    OCT. 31, 2008
                                                             -----------   --------  -------- -------- ----------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  29.02     $ 36.35   $ 46.84  $ 85.43      $187.35
                                                              --------     -------   -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................      0.12        0.20      0.56     0.56         3.93
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.46       (5.45)     9.18    21.36       (92.36)
                                                              --------     -------   -------  -------      -------
   Total from Investment Operations.........................      0.58       (5.25)     9.74    21.92       (88.43)
                                                              --------     -------   -------  -------      -------
Less Distributions
------------------
 Net Investment Income......................................     (0.20)      (0.45)    (7.12)   (6.00)      (13.49)
 Net Realized Gains.........................................     (0.39)      (1.63)   (13.11)  (54.52)          --
                                                              --------     -------   -------  -------      -------
   Total Distributions......................................     (0.59)      (2.08)   (20.23)  (60.52)      (13.49)
                                                              --------     -------   -------  -------      -------
Net Asset Value, End of Period..............................  $  29.01     $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                                              ========     =======   =======  =======      =======
Total Return................................................      2.24%(C)  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                                              --------     -------   -------  -------      -------
Net Assets, End of Period (thousands).......................  $103,576     $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net Assets (D).................      0.85%(B)    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      0.83%(B)    1.56%     1.39%    1.39%        3.35%(B)(E)

                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------------
                            SIX MONTHS        YEAR          YEAR        YEAR        PERIOD           YEAR        YEAR
                               ENDED         ENDED         ENDED       ENDED     DEC. 1, 2007       ENDED       ENDED
                             APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,        TO           NOV. 30,    NOV. 30,
                               2012           2011          2010        2009     OCT. 31, 2008       2007        2006
                          -----------     -----------   -----------  ----------  -------------    ----------  ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $     29.02     $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.15            0.64          0.45        0.38         0.98            0.78        0.60
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.46           (5.72)         8.01       12.41       (25.48)          14.82        8.65
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total from Investment
     Operations..........        0.61           (5.08)         8.46       12.79       (24.50)          15.60        9.25
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income..       (0.21)          (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
  Net Realized Gains.....       (0.39)          (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total Distributions...       (0.60)          (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of
  Period................. $     29.03     $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                          ===========     ===========   ===========  ==========   ==========      ==========  ==========
Total Return.............        2.35%(C)      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of
  Period (thousands)..... $15,873,268     $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to
  Average Net Assets (D).        0.60%(B)        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.07%(B)        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                EMERGING MARKETS CORE EQUITY PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                                                               PERIOD
                                       SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                          ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                        APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                          2012            2011        2010        2009          2008          2007       2006
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $    18.73     $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.13           0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......        0.67          (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment
         Operations..................        0.80          (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
   Net Investment Income.............       (0.13)         (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains................          --             --           --          --       (0.08)          (0.06)       --
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions...........       (0.13)         (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.......  $    19.40     $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                      ===========     ==========   ==========  ==========  ==========      ==========  ========
Total Return.........................        4.34%(C)     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)........................  $7,642,876     $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net
  Assets.............................        0.65%(B)       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived Fees
  and Fees Paid Indirectly)..........        0.66%(B)       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to
  Average Net Assets.................        1.34%(B)       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate..............           1%(C)          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report and the remaining thirty-nine are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                        PERCENTAGE
                                                                                         OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                             AT 04/30/12
------------                                   ------------                             -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                   78%
Japanese Small Company Portfolio               The Japanese Small Company Series                 19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series             21%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series            2%
Continental Small Company Portfolio            The Continental Small Company Series               6%
Emerging Markets Portfolio                     The Emerging Markets Series                       95%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series             98%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund           99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Japanese Small Company Series                 81%
                                               The Asia Pacific Small Company Series             79%
                                               The United Kingdom Small Company Series           98%
                                               The Continental Small Company Series              94%
                                               The Canadian Small Company Series                100%
DFA Global Real Estate Securities Portfolio    DFA Real Estate Securities Portfolio              19%
                                               DFA International Real Estate
                                                 Securities Portfolio                            35%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund           --
                                               DFA International Small Cap Value
                                                 Portfolio                                       --
                                               The DFA International Value Series                 1%
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      --
                                               International Core Equity Portfolio               --
                                               Emerging Markets Core Equity Portfolio            --
   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.05%
         U.S. Targeted Value Portfolio*......................... 0.10%
         U.S. Small Cap Value Portfolio*........................ 0.20%

         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio*.............................. 0.03%
         U.S. Micro Cap Portfolio*.............................. 0.10%
         DFA Real Estate Securities Portfolio**................. 0.25%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         DFA International Real Estate Securities Portfolio..... 0.35%
         DFA Global Real Estate Securities Portfolio**.......... 0.32%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Core Equity Portfolio................. 0.55%

** Effective February 28, 2012, the DFA Real Estate Securities Portfolio and
   DFA Global Real Estate Securities Portfolio reduced their investment advisory fees from 0.30% to 0.17% and 0.35% to 0.27% of average daily net assets, respectively.

   For the six months ended April 30, 2012, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.15%
         U.S. Large Cap Value Portfolio......................... 0.15%
         U.S. Targeted Value Portfolio*......................... 0.25%
         U.S. Small Cap Value Portfolio*........................ 0.30%
         U.S. Small Cap Portfolio*.............................. 0.32%
         U.S. Micro Cap Portfolio*.............................. 0.40%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.40%
         Asia Pacific Small Company Portfolio................... 0.40%
         United Kingdom Small Company Portfolio................. 0.40%
         Continental Small Company Portfolio.................... 0.40%
         Emerging Markets Portfolio............................. 0.40%
         Emerging Markets Small Cap Portfolio................... 0.45%
         Emerging Markets Value Portfolio....................... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                          PREVIOUSLY
                                                                          RECOVERY       WAIVED FEES/
                                                                       OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE         WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         LIMITATION AMOUNT  EXPENSES ASSUMED     RECOVERY
--------------------------                         -----------------  ---------------- -----------------
U.S. Targeted Value Portfolio (1).................              0.50%               --                --
U.S. Core Equity 1 Portfolio (2)..................              0.23%               --                --
U.S. Core Equity 2 Portfolio (2)..................              0.26%               --                --
U.S. Vector Equity Portfolio (2)..................              0.36%               --                --
DFA Real Estate Securities Portfolio (2)..........              0.18%               --            $   73
International Core Equity Portfolio (2)...........              0.49%               --                --
International Small Company Portfolio (3).........              0.45%               --                --
Japanese Small Company Portfolio (4)..............              0.47%               --                --
Asia Pacific Small Company Portfolio (4)..........              0.47%               --                --
United Kingdom Small Company Portfolio (4)........              0.47%               --                40
Continental Small Company Portfolio (4)...........              0.47%               --                --
DFA International Real Estate Securities
  Portfolio (2)...................................              0.65%               --                --
DFA Global Real Estate Securities Portfolio (5)...              0.32%               --             6,048
International Vector Equity Portfolio (2).........              0.60%               --                --
World ex U.S. Value Portfolio (9).................              0.60%               --               225
Selectively Hedged Global Equity Portfolio (10)...              0.40%               --                63
Emerging Markets Core Equity Portfolio (2)........              0.85%               --                --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (6).................              0.62%               --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (7).................              0.77%               --                --
Emerging Markets Value Portfolio (8)..............              0.96%               --                --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       Large Cap International Portfolio......................        $ 4
       International Core Equity Portfolio....................         10
       DFA International Real Estate Securities Portfolio.....          3
       DFA International Small Cap Value Portfolio............         16
       International Vector Equity Portfolio..................          2
       Emerging Markets Core Equity Portfolio.................         51

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  197
            U.S. Targeted Value Portfolio......................   50
            U.S. Small Cap Value Portfolio.....................  193
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   86
            U.S. Micro Cap Portfolio...........................   98
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   45
            International Core Equity Portfolio................  114
            International Small Company Portfolio..............  136
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    3
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   12
            DFA International Small Cap Value Portfolio........  212
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  231

                  Emerging Markets Core Equity Portfolio. $83

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT   OTHER INVESTMENT
                                                           SECURITIES         SECURITIES
                                                        ----------------- -------------------
                                                        PURCHASES  SALES  PURCHASES   SALES
                                                        --------- ------- ---------- --------
Enhanced U.S. Large Company Portfolio.................. $  11,338 $ 9,400 $   78,576 $ 52,135
U.S. Targeted Value Portfolio..........................        --      --    380,691  293,215
U.S. Small Cap Value Portfolio.........................        --      --    469,373  656,309
U.S. Core Equity 1 Portfolio...........................        --      --    487,711   81,545
U.S. Core Equity 2 Portfolio...........................        --      --    315,131  178,895
U.S. Vector Equity Portfolio...........................        --      --    107,375  202,014
U.S. Small Cap Portfolio...............................        --      --    394,333  313,276
U.S. Micro Cap Portfolio...............................        --      --    282,131  335,392
DFA Real Estate Securities Portfolio...................        --      --     92,386    1,751
Large Cap International Portfolio......................        --      --    247,371   38,958
International Core Equity Portfolio....................        --      --    557,168  206,529
DFA International Real Estate Securities Portfolio.....        --      --    146,541   40,631
DFA International Small Cap Value Portfolio............        --      --  1,191,768  830,652
International Vector Equity Portfolio..................        --      --    112,628   13,389
Emerging Markets Core Equity Portfolio.................        --      --  1,998,157   37,340

   For the six months ended April 30, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                      DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- ---------- -------- ---------------- ----------------
DFA Real Estate Securities Portfolio.... $  520,990 $  694,157 $  107,185 $  9,377 $          6,565               --
DFA International Real Estate
  Securities Portfolio..................    346,939    432,887     78,635    5,564           17,980               --

                                                                WORLD EX U.S. VALUE PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                     DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ---------- ---------- -------- --------------- -----------------
DFA International Small Cap Value
  Portfolio............................. $    3,724 $    4,548 $      821 $    221 $            37 $              80

                                                        SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------
                                         BALANCE AT  BALANCE AT                                   DISTRIBUTIONS OF
                                         10/31/2011  04/30/2012  PURCHASES  SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ------------ ---------- ----- --------------- ----------------
U.S. Core Equity 2 Portfolio............         -- $      9,752 $    8,882    -- $            57               --
International Core Equity Portfolio.....         --        9,315      8,793    --              85               --
Emerging Markets Core Equity Portfolio           --        4,648      4,456    --              26               --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                              INCREASE        INCREASE
                                                             (DECREASE)      (DECREASE)
                                             INCREASE      UNDISTRIBUTED    ACCUMULATED
                                            (DECREASE)     NET INVESTMENT   NET REALIZED
                                          PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                         ----------------  --------------  --------------
Enhanced U.S. Large Company Portfolio... $             (1) $          515       $    (514)
U.S. Large Cap Value Portfolio..........               --              (2)              2
U.S. Targeted Value Portfolio...........            2,688          (1,339)         (1,349)
U.S. Small Cap Value Portfolio..........           17,012          (5,083)        (11,929)
U.S. Core Equity 1 Portfolio............               --              (3)              3
U.S. Core Equity 2 Portfolio............            5,929          (5,931)              2
U.S. Vector Equity Portfolio............               --              (1)              1
U.S. Small Cap Portfolio................ $        133,007          (3,445)       (129,562)
U.S. Micro Cap Portfolio................              (16)             18              (2)
DFA Real Estate Securities Portfolio....            8,423          (9,365)            942
Large Cap International Portfolio.......               --             456            (456)
International Core Equity Portfolio.....            4,661          (2,525)         (2,136)
International Small Company Portfolio...           14,910           7,312         (22,222)
Japanese Small Company Portfolio........          (19,912)             22          19,890
Asia Pacific Small Company Portfolio....               --           2,514          (2,514)
United Kingdom Small Company Portfolio..               --               1              (1)
Continental Small Company Portfolio.....               --             (34)             34
DFA International Real Estate
  Securities Portfolio..................            3,681          (1,734)         (1,947)
DFA Global Real Estate Securities
  Portfolio.............................              359            (359)             --
DFA International Small Cap Value
  Portfolio.............................           13,407          (2,270)        (11,137)
International Vector Equity Portfolio...              690             (98)           (592)
World ex U.S. Value Portfolio...........               --              (3)              3
Emerging Markets Portfolio..............            8,187          (3,858)         (4,329)
Emerging Markets Small Cap Portfolio....            5,540          (3,994)         (1,546)
Emerging Markets Value Portfolio........           17,436         (13,822)         (3,614)
Emerging Markets Core Equity Portfolio..            3,697          (7,747)          4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
International Small Company Portfolio
2010.....................................    $ 84,604            --    $ 84,604
2011.....................................     188,546      $  5,851     194,397

Japanese Small Company Portfolio
2010.....................................       1,845            --       1,845
2011.....................................       2,305            --       2,305

Asia Pacific Small Company Portfolio
2010.....................................       3,162            --       3,162
2011.....................................       6,964            --       6,964

United Kingdom Small Company Portfolio
2010.....................................         694            --         694
2011.....................................       1,071            --       1,071

Continental Small Company Portfolio
2010.....................................       1,863            --       1,863
2011.....................................       3,562            --       3,562

DFA International Real Estate Securities
  Portfolio
2010.....................................      79,025            --      79,025
2011.....................................     107,338            --     107,338

DFA Global Real Estate Securities
  Portfolio
2010.....................................      30,971            --      30,971
2011.....................................      41,782            --      41,782

DFA International Small Cap Value
  Portfolio
2010.....................................     108,095         6,990     115,085
2011.....................................     190,869       143,816     334,685

International Vector Equity Portfolio
2010.....................................       5,534            54       5,588
2011.....................................      12,224         2,659      14,883

World ex U.S. Value Portfolio
2010.....................................          --            --          --
2011.....................................       1,025           195       1,220

Emerging Markets Portfolio
2010.....................................      40,081        42,220      82,301
2011.....................................      45,589       141,595     187,184

Emerging Markets Small Cap Portfolio
2010.....................................      22,951         1,637      24,588
2011.....................................      36,754        61,095      97,849

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- --------
Emerging Markets Value Portfolio
2010............................................    $190,697      $142,234    $332,931
2011............................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010............................................      48,768            --      48,768
2011............................................      89,989            --      89,989

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- -------
U.S. Targeted Value Portfolio...................    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio..................      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio....................      5,929             --      5,929
U.S. Small Cap Portfolio........................      3,506          2,974      6,480
International Core Equity Portfolio.............      4,661             --      4,661
International Small Company Portfolio...........      9,060          5,851     14,911
DFA Global Real Estate Securities Portfolio.....        359             --        359
DFA International Small Cap Value Portfolio.....      8,128          5,279     13,407
International Vector Equity Portfolio...........        450            240        690
Emerging Markets Portfolio......................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio............      2,804          2,736      5,540
Emerging Markets Value Portfolio................     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio..........      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio...........    $ 1,607             --    $   (71,081) $   (69,474)
U.S. Large Cap Value Portfolio..................     20,925             --     (1,650,834)  (1,629,909)
U.S. Targeted Value Portfolio...................      3,325        $19,803              --       23,128
U.S. Small Cap Value Portfolio..................      6,678         89,307              --       95,985
U.S. Core Equity 1 Portfolio....................      8,624             --        (49,208)     (40,584)
U.S. Core Equity 2 Portfolio....................      8,232             --        (15,761)      (7,529)
U.S. Vector Equity Portfolio....................      3,841             --        (36,502)     (32,661)
U.S. Small Cap Portfolio........................      2,512             --              --        2,512

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
U.S. Micro Cap Portfolio........................    $ 4,373             --     $ (34,914)    $ (30,541)
DFA Real Estate Securities Portfolio............     14,586             --      (212,742)     (198,156)
Large Cap International Portfolio...............      8,108             --      (181,257)     (173,149)
International Core Equity Portfolio.............     26,139             --       (53,177)      (27,038)
International Small Company Portfolio...........     50,896       $108,303            --       159,199
Japanese Small Company Portfolio................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio..........        376             --        (1,867)       (1,491)
Continental Small Company Portfolio.............        261             --       (26,020)      (25,759)
DFA International Real Estate Securities
  Portfolio.....................................     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio.....      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio.....     61,105        126,205            --       187,310
International Vector Equity Portfolio...........      2,376          6,466            --         8,842
World ex U.S. Value Portfolio...................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio......................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio..........     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities......................
Portfolio.........................     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               Enhanced U.S. Large Company Portfolio. $    12,074
               U.S. Large Cap Value Portfolio........     292,231
               U.S. Small Cap Value Portfolio........     111,515

             U.S. Core Equity 1 Portfolio................ $ 31,942
             U.S. Core Equity 2 Portfolio................   69,082
             U.S. Vector Equity Portfolio................   47,040
             U.S. Small Cap Portfolio....................  202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  189,060  $    2,486   $      (150)    $    2,336
U.S. Large Cap Value Portfolio.....................  6,094,232   2,174,006      (278,001)     1,896,005
U.S. Targeted Value Portfolio......................  2,920,043     619,370      (177,489)       441,881
U.S. Small Cap Value Portfolio.....................  7,278,572   1,881,354    (1,087,075)       794,279
U.S. Core Equity 1 Portfolio.......................  4,548,895   1,003,673      (279,066)       724,607
U.S. Core Equity 2 Portfolio.......................  6,788,683   1,522,556      (623,180)       899,376
U.S. Vector Equity Portfolio.......................  2,068,511     448,063      (231,819)       216,244
U.S. Small Cap Portfolio...........................  4,620,853   1,138,992      (471,403)       667,589
U.S. Micro Cap Portfolio...........................  3,531,151   1,128,765      (608,635)       520,130
DFA Real Estate Securities Portfolio...............  3,144,305   1,264,958      (196,524)     1,068,434
Large Cap International Portfolio..................  2,192,394     419,825      (297,014)       122,811
International Core Equity Portfolio................  7,201,468     871,740    (1,180,631)      (308,891)
International Small Company Portfolio..............  6,025,003   1,307,951    (1,129,844)       178,107
Japanese Small Company Portfolio...................    365,090      82,337      (125,218)       (42,881)
Asia Pacific Small Company Portfolio...............    193,383      77,832       (68,371)         9,461
United Kingdom Small Company Portfolio.............     25,072      28,622       (23,398)         5,224
Continental Small Company Portfolio................    122,410      76,595       (78,471)        (1,876)
DFA International Real Estate Securities Portfolio.  1,407,991     136,741      (149,290)       (12,549)
DFA Global Real Estate Securities Portfolio........    900,274     258,691       (29,777)       228,914
DFA International Small Cap Value Portfolio........  9,724,266   1,375,745    (2,046,120)      (670,375)
International Vector Equity Portfolio..............    546,413     104,499       (51,629)        52,870
World ex U.S. Value Portfolio......................     52,944       2,330            --          2,330
Selectively Hedged Global Equity Portfolio.........     23,034       1,600           (16)         1,584
Emerging Markets Portfolio.........................  1,636,404   1,168,071      (126,421)     1,041,650
Emerging Markets Small Cap Portfolio...............  2,177,557     556,186      (214,626)       341,560

                                                                                     NET
                                                                                  UNREALIZED
                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                        ----------- ------------ -------------- --------------
Emerging Markets Value Portfolio....... $15,644,124  $2,645,192   $(2,306,699)     $338,493
Emerging Markets Core Equity Portfolio.   7,522,371   1,390,331      (640,402)      749,929

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            SIX MONTHS               YEAR
                                                               ENDED                 ENDED
                                                          APRIL 30, 2012         OCT. 31, 2011
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $     3,340      205  $     9,612      586
   Shares Issued in Lieu of Cash Distributions........         519       35          362       23
   Shares Redeemed....................................      (4,690)    (290)      (7,533)    (462)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $      (831)     (50) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     2,255      138  $     9,524      636
   Shares Issued in Lieu of Cash Distributions........         120        8           56        4
   Shares Redeemed....................................      (1,863)    (118)      (5,191)    (324)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       512       28  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   456,911   28,773  $   905,224   55,728
   Shares Issued in Lieu of Cash Distributions........      27,712    1,868       20,970    1,322
   Shares Redeemed....................................    (384,263) (23,964)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   100,360    6,677  $   195,006   11,730
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $    50,021    1,782  $    95,176    3,360
   Shares Issued in Lieu of Cash Distributions........       1,839       71        2,336       68
   Shares Redeemed....................................     (26,990)    (976)     (50,507)  (1,599)
   Shares Reduced by Conversion of Shares.............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    24,870      877  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 3,150,726  110,083  $ 6,396,694  187,544
   Shares Issued in Lieu of Cash Distributions........     268,015   10,364      709,030   20,853
   Shares Redeemed....................................  (1,336,211) (46,865)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 2,082,530   73,582  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/23/12     (13,214) Canadian Dollars   $(13,318)  $(13,370)       $(52)
   05/23/12      (4,907) Canadian Dollars     (4,988)    (4,965)         23
   05/23/12      (2,606) UK Pound Sterling    (4,174)    (4,228)        (54)
   05/08/12      (3,210) Euro                 (4,249)    (4,249)         --
   05/08/12      (2,770) Euro                 (3,654)    (3,667)        (13)
   05/08/12      (2,134) Euro                 (2,804)    (2,825)        (21)
   05/08/12      (1,607) Euro                 (2,112)    (2,127)        (15)
   05/08/12     (20,599) Euro                (27,437)   (27,269)        168
                                            --------   --------        ----
                                            $(62,736)  $(62,700)       $ 36
                                            ========   ========        ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/14/12      (1,430) Euro                $(1,873)   $(1,893)       $(20)
   05/14/12        (444) Swiss Francs           (484)      (489)         (5)
   05/14/12    (131,746) Japanese Yen         (1,632)    (1,651)        (19)
   05/14/12      (5,467) Hong Kong Dollars      (705)      (705)         --
                                             -------    -------        ----
                                             $(4,694)   $(4,738)       $(44)
                                             =======    =======        ====

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(33,707) and $(3,934) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                           APPROXIMATE
                                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                              DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                         ---------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio... S&P 500 Index(R)       06/15/2012        524 $182,562      $7,822          --
Selectively Hedged Global Equity
  Portfolio............................. S&P 500 Index(R)Emini  06/15/2012         12      836          13         $42

Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $167,440 and $556 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
DERIVATIVE TYPE                 ASSET DERIVATIVES         LIABILITY DERIVATIVES
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                                ASSET DERIVATIVES VALUE
                                                                ---------------------
                                                  TOTAL VALUE    FOREIGN
                                                       AT       EXCHANGE     EQUITY
                                                 APRIL 30, 2012 CONTRACTS   CONTRACTS
                                                 -------------- ---------   ---------
Enhanced U.S. Large Company Portfolio...........         $8,013      $191      $7,822*
Selectively Hedged Global Equity Portfolio......             13        --          13*

                                                                 LIABILITY DERIVATIVES VALUE
                                                                 --------------------------
                                                  TOTAL VALUE     FOREIGN
                                                       AT        EXCHANGE        EQUITY
                                                 APRIL 30, 2012  CONTRACTS      CONTRACTS
                                                 --------------  ---------      ---------
Enhanced U.S. Large Company Portfolio...........          $(155)     $(155)            --
Selectively Hedged Global Equity Portfolio......            (44)       (44)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

                                             LOCATION OF GAIN (LOSS) ON
 DERIVATIVE TYPE                          DERIVATIVES RECOGNIZED IN INCOME
 ---------------                        -------------------------------------
 Foreign exchange contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                                 REALIZED GAIN (LOSS)
                                                                    ON DERIVATIVES
                                                                 RECOGNIZED IN INCOME
                                                             -------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $21,346      $(629)    $21,975
U.S. Targeted Value Portfolio*..............................   3,336         --       3,336
U.S. Small Cap Value Portfolio*.............................     628         --         628
U.S. Vector Equity Portfolio*...............................    (850)        --        (850)
DFA Real Estate Securities Portfolio*.......................     (46)        --         (46)
Selectively Hedged Global Equity Portfolio..................     147        104          43
Emerging Markets Core Equity Portfolio*.....................   2,698         --       2,698

                                                                 CHANGE IN UNREALIZED
                                                             APPRECIATION (DEPRECIATION) ON
                                                             DERIVATIVES RECOGNIZED IN INCOME
                                                             --------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $(1,253)     $ 337     $(1,590)
U.S. Small Cap Value Portfolio..............................    (536)        --        (536)
Selectively Hedged Global Equity Portfolio..................     (31)       (44)         13

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.....................     0.84%       $ 6,601         34        $ 5        $24,575
U.S. Small Cap Value Portfolio....................     0.87%         8,333         32          6         30,792
U.S. Core Equity 2 Portfolio......................     0.84%         5,086          2         --          6,239
U.S. Vector Equity Portfolio......................     0.83%         2,463         11          1          4,214
U.S. Small Cap Portfolio..........................     0.85%         2,728          5         --          9,058
U.S. Micro Cap Portfolio..........................     0.84%         4,388         23          2          9,570
DFA Real Estate Securities Portfolio..............     0.82%           722          7         --          2,460
Large Cap International Portfolio.................     0.85%         1,867         19          1          4,265
International Core Equity Portfolio...............     0.82%        15,473         22          8         33,740
International Small Company Portfolio.............     0.87%         4,225          6          1         11,057
DFA International Real Estate
Securities Portfolio..............................     0.83%         4,454         22          2         16,074
DFA Global Real Estate
Securities Portfolio..............................     0.82%         7,895          1         --          7,895
DFA International Small Cap Value Portfolio.......     0.82%         9,091         20          4         44,344
International Vector Equity Portfolio.............     0.83%           992         35          1          4,219
World ex U.S. Value Portfolio.....................     0.86%           232         12         --          1,777
Emerging Markets Core Equity Portfolio............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $194,019 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Enhanced U.S. Large Company Portfolio --
  Institutional Class Shares......................      2                   67%
U.S. Large Cap Value Portfolio -- Institutional
  Class Shares....................................      3                   75%
U.S. Targeted Value Portfolio -- Class R1 Shares..      1                   94%
U.S. Targeted Value Portfolio -- Class R2 Shares..      3                   77%
U.S. Targeted Value Portfolio -- Institutional
  Class Shares....................................      2                   54%
U.S. Small Cap Value Portfolio -- Institutional
  Class Shares....................................      2                   50%
U.S. Core Equity 1 Portfolio -- Institutional
  Class Shares....................................      3                   65%
U.S. Core Equity 2 Portfolio -- Institutional
  Class Shares....................................      3                   64%
U.S. Vector Equity Portfolio -- Institutional
  Class Shares....................................      4                   91%
U.S. Small Cap Portfolio -- Institutional Class
  Shares..........................................      3                   52%
U.S. Micro Cap Portfolio -- Institutional Class
  Shares..........................................      2                   54%
DFA Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   74%
Large Cap International Portfolio --
  Institutional Class Shares......................      2                   65%
International Core Equity Portfolio --
  Institutional Class Shares......................      3                   68%
International Small Company Portfolio --
  Institutional Class Shares......................      2                   48%
Japanese Small Company Portfolio -- Institutional
  Class Shares....................................      2                   70%
Asia Pacific Small Company Portfolio --
  Institutional Class Shares......................      2                   76%
United Kingdom Small Company Portfolio --
  Institutional Class Shares......................      2                   86%
Continental Small Company Portfolio --
  Institutional Class Shares......................      4                   89%
DFA International Real Estate Securities
  Portfolio -- Institutional Class Shares.........      3                   82%
DFA Global Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   91%
DFA International Small Cap Value Portfolio --
  Institutional Class Shares......................      2                   50%
International Vector Equity Portfolio --
  Institutional Class Shares......................      3                   87%
World ex U.S. Value Portfolio -- Institutional
  Class Shares....................................      3                   76%
Selectively Hedged Global Equity Portfolio........      1                   90%
Emerging Markets Portfolio -- Institutional Class
  Shares..........................................      2                   57%
Emerging Markets Small Cap Portfolio --
  Institutional Class Shares......................      2                   35%
Emerging Markets Value Portfolio -- Class R2
  Shares..........................................      3                   82%
Emerging Markets Value Portfolio -- Institutional
  Class Shares....................................      1                   17%
Emerging Markets Core Equity Portfolio --
  Institutional Class Shares......................      2                   53%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  949.03    0.34%    $1.65
     Hypothetical 5% Annual Return. $1,000.00 $1,023.17    0.34%    $1.71

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  48.0%
                           Government.........  13.9%
                           Foreign Corporate..  16.7%
                           Foreign Government.  17.6%
                           Supranational......   3.8%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
BONDS -- (85.9%)
AUSTRALIA -- (1.0%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14........................................    960  $ 1,047,280
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12........................................  2,000    2,018,762
                                                                     -----------
TOTAL AUSTRALIA.............................................           3,066,042
                                                                     -----------
AUSTRIA -- (3.2%)
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13.........................................  2,000    2,765,626
(u) 1.375%, 01/21/14........................................  2,000    2,016,304
Republic of Austria
   3.400%, 10/20/14.........................................  4,000    5,635,613
                                                                     -----------
TOTAL AUSTRIA...............................................          10,417,543
                                                                     -----------
CANADA -- (7.8%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15........................................  4,000    4,076,332
(u) 3.400%, 01/22/15........................................  3,000    3,179,511
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14........................................  2,200    2,397,555
Canadian National Railway Co.
(u) 4.400%, 03/15/13........................................    900      929,932
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13........................................    625      645,932
Encana Corp.
(u) 4.750%, 10/15/13........................................  1,415    1,485,684
Ontario, Province of Canada
(u) 4.375%, 02/15/13........................................    600      618,469
(u) 1.375%, 01/27/14........................................  1,300    1,317,073
(u) 4.100%, 06/16/14........................................  1,500    1,609,218
Petro-Canada
(u) 4.000%, 07/15/13........................................    200      206,985
Royal Bank of Canada
(u) 2.250%, 03/15/13........................................  1,400    1,417,013
(u) 1.125%, 01/15/14........................................  1,000    1,007,303
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13........................................  1,800    1,938,377
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14........................................  3,000    3,053,439
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13........................................  1,525    1,582,402
                                                                     -----------
TOTAL CANADA................................................          25,465,225
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14........................................  5,500  $ 5,493,422
BNP Paribas SA
(u) 2.125%, 12/21/12........................................  1,500    1,502,360
France Telecom SA
(u) 4.375%, 07/08/14........................................  2,400    2,554,802
French Treasury Note BTAN
   2.500%, 01/15/15.........................................  4,000    5,525,481
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14.........................................  2,000    2,764,570
Veolia Environnement SA
(u) 5.250%, 06/03/13........................................    425      441,439
                                                                     -----------
TOTAL FRANCE................................................          18,282,074
                                                                     -----------
GERMANY -- (2.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13........................................  1,475    1,531,833
(u) 3.875%, 08/18/14........................................    250      261,751
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13........................................  1,700    1,718,618
(u) 4.125%, 10/15/14........................................  4,000    4,335,516
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12........................................  1,000    1,005,680
                                                                     -----------
TOTAL GERMANY...............................................           8,853,398
                                                                     -----------
JAPAN -- (0.9%)
Japan Finance Corp.
(u) 2.125%, 11/05/12........................................  3,000    3,020,217
                                                                     -----------
NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14........................................  2,000    2,152,094
2.875%, 01/15/15............................................  3,000    4,169,963
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13........................................    525      551,231
(u) 4.875%, 07/08/14........................................  1,900    2,030,158
Diageo Finance BV
(u) 5.500%, 04/01/13........................................    300      313,578

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12........................................  1,000  $ 1,015,612
                                                                     -----------
TOTAL NETHERLANDS...........................................          10,232,636
                                                                     -----------
NORWAY -- (2.0%)
Eksportfinans ASA
(u) 1.875%, 04/02/13........................................  2,800    2,744,048
Statoil ASA
(u) 2.900%, 10/15/14........................................  3,630    3,827,098
                                                                     -----------
TOTAL NORWAY................................................           6,571,146
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Asian Development Bank
(u) 1.625%, 07/15/13........................................  1,200    1,218,818
(u) 4.250%, 10/20/14........................................  3,000    3,268,791
European Investment Bank
(u) 1.125%, 08/15/14........................................  1,000    1,009,628
(e) 4.250%, 10/15/14........................................  4,000    5,743,732
Inter-American Development Bank
(u) 1.000%, 01/07/15........................................  1,000    1,000,227
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                          12,241,196
                                                                     -----------
SWEDEN -- (4.0%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14........................................  1,212    1,677,365
(u) 3.250%, 09/16/14........................................  4,200    4,417,157
Svenska Handelsbanken AB
(e) 4.875%, 03/25/14........................................  5,000    7,062,717
                                                                     -----------
TOTAL SWEDEN................................................          13,157,239
                                                                     -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG
(u) 5.000%, 05/15/13........................................  1,275    1,323,349
(u) 5.500%, 05/01/14........................................    250      268,695
UBS AG
(u) 2.250%, 08/12/13........................................  1,485    1,494,079
                                                                     -----------
TOTAL SWITZERLAND...........................................           3,086,123
                                                                     -----------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12........................................  1,000    1,016,117

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13........................................  2,200  $2,341,125
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13........................................  1,175   1,215,756
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14........................................  3,000   3,044,976
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14........................................  1,825   1,946,599
                                                                     ----------
TOTAL UNITED KINGDOM........................................          9,564,573
                                                                     ----------
UNITED STATES -- (47.8%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14......................................... $1,250   1,374,190
Agilent Technologies, Inc.
   2.500%, 07/15/13.........................................  1,000   1,015,890
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.........................................    500     513,484
Allstate Corp. (The)
   5.000%, 08/15/14.........................................    630     683,274
American Express Credit Corp.
   5.875%, 05/02/13.........................................    650     682,037
   5.125%, 08/25/14.........................................  1,900   2,062,083
Analog Devices, Inc.
   5.000%, 07/01/14.........................................  1,500   1,632,599
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.........................................    350     355,744
   5.375%, 11/15/14.........................................  1,500   1,666,068
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................    325     342,811
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................    350     372,270
Assurant, Inc.
   5.625%, 02/15/14.........................................  2,000   2,098,880
AT&T, Inc.
   4.950%, 01/15/13.........................................    900     927,718
   6.700%, 11/15/13.........................................  1,055   1,149,633
Autozone, Inc.
   4.375%, 06/01/13.........................................    100     103,595
Avery Dennison Corp.
   4.875%, 01/15/13.........................................    200     205,797
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.........................................    500     530,330

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.......................................... $1,000 $1,036,829
   5.125%, 08/27/13..........................................  2,150  2,272,928
Baxter International, Inc.
   1.800%, 03/15/13..........................................  1,490  1,508,521
BB&T Corp.
   3.850%, 07/27/12..........................................  1,100  1,108,844
   3.375%, 09/25/13..........................................    550    569,270
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15..........................................  5,000  5,535,790
BlackRock, Inc.
   2.250%, 12/10/12..........................................  1,400  1,415,222
   3.500%, 12/10/14..........................................    600    641,450
Boeing Capital Corp.
   5.800%, 01/15/13..........................................    950    985,769
Boeing Co. (The)
   1.875%, 11/20/12..........................................    350    352,931
Bristol-Myers Squibb Co.
   5.250%, 08/15/13..........................................  1,175  1,246,894
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13..........................................  1,200  1,244,423
   4.875%, 01/15/15..........................................    200    219,309
Campbell Soup Co.
   5.000%, 12/03/12..........................................    350    359,450
   4.875%, 10/01/13..........................................    270    286,146
Capital One Financial Corp.
   6.250%, 11/15/13..........................................    150    160,044
   7.375%, 05/23/14..........................................    350    387,830
Caterpillar Financial Services Corp.
   2.000%, 04/05/13..........................................    400    405,828
   6.200%, 09/30/13..........................................  1,250  1,347,422
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13..........................................    425    451,501
Charles Schwab Corp. (The)
   4.950%, 06/01/14..........................................  2,200  2,380,990
Chubb Corp. (The)
   5.200%, 04/01/13..........................................    525    547,055
Cisco Systems, Inc.
   1.625%, 03/14/14..........................................  1,650  1,685,879
Citigroup, Inc.
   6.500%, 08/19/13..........................................    625    658,987
   6.375%, 08/12/14..........................................  1,250  1,347,994
CNA Financial Corp.
   5.850%, 12/15/14..........................................    477    514,046

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
   0.750%, 11/15/13.......................................... $1,075 $1,078,081
   0.750%, 03/13/15..........................................  1,000  1,002,036
Coca-Cola Enterprises, Inc.
   1.125%, 11/12/13..........................................    400    401,894
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13..........................................    675    720,031
Computer Sciences Corp.
   5.000%, 02/15/13..........................................    850    875,500
ConocoPhillips
   4.750%, 10/15/12..........................................  1,250  1,274,236
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13..........................................    350    361,276
   4.700%, 02/01/14..........................................    400    427,241
COX Communications, Inc.
   7.125%, 10/01/12..........................................    620    636,660
CSX Corp.
   5.500%, 08/01/13..........................................    425    449,505
Daimler Finance North America LLC
   6.500%, 11/15/13..........................................  1,600  1,733,770
Dell, Inc.
   4.700%, 04/15/13..........................................  1,140  1,184,629
   2.100%, 04/01/14..........................................    500    512,668
DIRECTV Holdings LLC
   4.750%, 10/01/14..........................................  1,500  1,624,968
Dominion Resources, Inc.
   5.000%, 03/15/13..........................................    425    440,639
Dow Chemical Co. (The)
   6.000%, 10/01/12..........................................    325    331,766
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12..........................................    375    378,986
Duke Energy Ohio, Inc.
   5.700%, 09/15/12..........................................    425    433,072
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12..........................................    350    358,118
eBay, Inc.
   0.875%, 10/15/13..........................................  1,435  1,445,636
Emerson Electric Co.
   5.625%, 11/15/13..........................................  1,200  1,291,666
Enbridge Energy Partners LP
   5.350%, 12/15/14..........................................  1,475  1,602,611
Energy Transfer Partners LP
   6.000%, 07/01/13..........................................    425    444,442
   5.950%, 02/01/15..........................................  1,400  1,535,174

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   5.600%, 10/15/14.......................................... $  666 $  735,479
EOG Resources, Inc.
   6.125%, 10/01/13..........................................  1,410  1,513,846
Exelon Generation Co. LLC
   5.350%, 01/15/14..........................................  1,100  1,173,448
Express Scripts, Inc.
   5.250%, 06/15/12..........................................    325    326,652
Fifth Third Bancorp
   6.250%, 05/01/13..........................................    875    920,299
General Electric Capital Corp.
   2.100%, 01/07/14..........................................    600    610,829
   2.150%, 01/09/15..........................................  6,500  6,612,716
Goldman Sachs Group, Inc.(The)
   5.250%, 10/15/13..........................................  1,500  1,563,563
Hess Corp.
   7.000%, 02/15/14..........................................    175    192,976
Hewlett-Packard Co.
   1.250%, 09/13/13..........................................  1,500  1,502,784
   2.625%, 12/09/14..........................................  1,300  1,339,434
HSBC Finance Corp.
   4.750%, 07/15/13..........................................  1,575  1,627,735
International Business Machines Corp.
   2.100%, 05/06/13..........................................  1,270  1,291,215
John Deere Capital Corp.
   1.875%, 06/17/13..........................................  1,250  1,268,614
JPMorgan Chase & Co.
   3.700%, 01/20/15..........................................  2,500  2,633,515
KeyCorp
   6.500%, 05/14/13..........................................  1,000  1,055,701
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................  1,000  1,057,725
Kinder Morgan Energy Partners LP
   5.850%, 09/15/12..........................................  1,000  1,016,673
Kraft Foods, Inc.
   6.250%, 06/01/12..........................................    519    521,331
Kroger Co. (The)
   5.500%, 02/01/13..........................................    640    662,948
McKesson Corp.
   6.500%, 02/15/14..........................................    695    762,227
MetLife, Inc.
   2.375%, 02/06/14..........................................    420    429,800
   5.500%, 06/15/14..........................................  1,250  1,357,540
Microsoft Corp.
   0.875%, 09/27/13..........................................  1,300  1,310,215

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
   2.950%, 06/01/14                                           $2,300 $2,412,314
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15..........................................    500    520,683
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13..........................................    750    763,473
Northern Trust Corp.
   5.500%, 08/15/13..........................................  1,068  1,132,061
Nucor Corp.
   4.875%, 10/01/12..........................................    440    446,914
Occidental Petroleum Corp.
   1.450%, 12/13/13..........................................  1,000  1,015,029
Paccar Financial Corp.
   2.050%, 06/17/13..........................................    100    101,719
Packaging Corp. of America
   5.750%, 08/01/13..........................................    525    550,310
PepsiCo, Inc.
   0.875%, 10/25/13..........................................  1,485  1,490,737
Philip Morris International, Inc.
   4.875%, 05/16/13..........................................  1,265  1,323,324
   6.875%, 03/17/14..........................................    100    111,760
Pitney Bowes, Inc.
   4.875%, 08/15/14..........................................  2,000  2,124,794
PNC Funding Corp.
   5.400%, 06/10/14..........................................  2,075  2,263,030
Praxair, Inc.
   2.125%, 06/14/13..........................................  1,000  1,015,422
Principal Financial Group, Inc.
   7.875%, 05/15/14..........................................    958  1,069,343
Procter & Gamble Co. (The)
   (e) 4.500%, 05/12/14......................................  4,000  5,683,806
Prudential Financial, Inc.
   5.800%, 06/15/12..........................................    350    352,019
   6.200%, 01/15/15..........................................  2,063  2,282,208
Qwest Corp.
   7.500%, 10/01/14..........................................  2,500  2,812,500
Reynolds American, Inc.
   7.250%, 06/01/13..........................................    900    955,487
Ryder System, Inc.
   5.000%, 06/15/12..........................................    525    527,413
Safeway, Inc.
   5.625%, 08/15/14..........................................    500    539,518
Sempra Energy
   2.000%, 03/15/14..........................................    416    423,191
Spectra Energy Capital LLC
   5.668%, 08/15/14..........................................    955  1,041,920
St. Jude Medical, Inc.
   2.200%, 09/15/13..........................................    325    331,788

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------ ------------
                                                             (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14......................................... $  100 $    106,099
State Street Corp.
   4.300%, 05/30/14.........................................  1,400    1,497,268
SunTrust Banks, Inc.
   5.250%, 11/05/12.........................................    425      434,059
Target Corp.
   4.000%, 06/15/13.........................................  1,000    1,037,298
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................  2,550    2,723,428
Texas Instruments, Inc.
   0.875%, 05/15/13.........................................    500      502,562
Time Warner Cable, Inc.
   6.200%, 07/01/13.........................................    425      451,251
Toyota Motor Credit Corp.
   1.000%, 02/17/15.........................................  3,000    3,005,100
Travelers Property Casualty Corp.
   5.000%, 03/15/13.........................................  1,400    1,449,030
Union Bank NA
   2.125%, 12/16/13.........................................  1,400    1,423,825
UnitedHealth Group, Inc.
   5.000%, 08/15/14.........................................  1,170    1,278,240
Valero Energy Corp.
   4.750%, 04/01/14.........................................  1,125    1,191,160
Verizon Communications, Inc.
   4.350%, 02/15/13.........................................    750      772,349
Viacom, Inc.
   4.375%, 09/15/14.........................................    780      840,229
Wal-Mart Stores, Inc.
   1.625%, 04/15/14.........................................  4,300    4,396,965
Walt Disney Co. (The)
   0.875%, 12/01/14.........................................  1,500    1,506,386
Waste Management, Inc.
   6.375%, 11/15/12.........................................    325      334,521
WellPoint, Inc.
   5.000%, 12/15/14.........................................  2,500    2,739,755
Wells Fargo & Co.
   3.750%, 10/01/14.........................................  2,300    2,439,408
                                                                    ------------
TOTAL UNITED STATES.........................................         155,839,321
                                                                    ------------
TOTAL BONDS.................................................         279,796,733
                                                                    ------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
   0.875%, 12/27/13.........................................  1,500    1,513,836
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14.........................................  2,000    2,038,210

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
   1.000%, 08/27/14........................................ $ 2,000 $  2,030,276
   2.875%, 02/09/15........................................  11,000   11,721,017
Federal National Mortgage Association
   2.750%, 03/13/14........................................   3,700    3,866,008
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           21,169,347
                                                                    ------------
U.S. TREASURY
   OBLIGATIONS -- (7.6%)
U.S. Treasury Note
<>^^ 0.625%, 12/31/12......................................  24,800   24,872,664
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $323,817,388)......................................         $325,838,744
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds..............................      -- $279,796,733      --  $279,796,733
Agency Obligations.................      --   21,169,347      --    21,169,347
U.S. Treasury Obligations..........      --   24,872,664      --    24,872,664
Swap Agreements**..................      --    3,990,619      --     3,990,619
Futures Contracts**................ $26,501           --      --        26,501
Forwards**.........................      --     (556,472)     --      (556,472)
                                    ------- ------------  ------  ------------
TOTAL.............................. $26,501 $329,272,891      --  $329,299,392
                                    ======= ============  ======  ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    325,839
Temporary Cash Investments at Value & Cost.......................           79
Segregated Cash for Futures Contracts............................        2,618
Foreign Currencies at Value......................................          322
Cash.............................................................        8,067
Receivables:.....................................................
   Interest......................................................        3,268
   Fund Shares Sold..............................................          256
   Futures Margin Variation......................................           16
Unrealized Gain on Swap Contracts................................        3,991
Prepaid Expenses and Other Assets................................           31
                                                                  ------------
       Total Assets..............................................      344,487
                                                                  ------------
LIABILITIES:
Payables:........................................................
   Investment Securities Purchased...............................        1,592
   Fund Shares Redeemed..........................................        1,010
   Due to Advisor................................................           83
Unrealized Loss on Forward Currency Contracts....................          556
Accrued Expenses and Other Liabilities...........................           10
                                                                  ------------
       Total Liabilities.........................................        3,251
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   36,910,496
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.24
                                                                  ============
Investments at Cost.............................................. $    323,817
                                                                  ------------
Foreign Currencies at Cost....................................... $        320
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    356,775
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          700
Accumulated Net Realized Gain (Loss).............................      (21,729)
Net Unrealized Foreign Exchange Gain (Loss)......................         (551)
Net Unrealized Appreciation (Depreciation).......................        6,041
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.................................................. $  1,604
                                                              --------
          Total Investment Income............................    1,604
                                                              --------
EXPENSES
   Investment Advisory Services Fees.........................      493
   Accounting & Transfer Agent Fees..........................       30
   Custodian Fees............................................        5
   Filing Fees...............................................       13
   Shareholders' Reports.....................................        3
   Directors'/Trustees' Fees & Expenses......................        1
   Professional Fees.........................................        5
   Organizational & Offering Costs...........................        1
   Other.....................................................        1
                                                              --------
          Total Expenses.....................................      552
                                                              --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note D)...............      (68)
   Fees Paid Indirectly......................................       (4)
                                                              --------
   Net Expenses..............................................      480
                                                              --------
   NET INVESTMENT INCOME (LOSS)..............................    1,124
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................      238
       Futures...............................................     (984)
       Foreign Currency Transactions.........................      (25)
       Swap Contracts........................................  (20,951)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................    1,165
       Futures...............................................      (11)
       Swap Contracts........................................    6,060
       Translation of Foreign Currency Denominated
         Amounts.............................................     (551)
                                                              --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................  (15,059)
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................. $(13,935)
                                                              ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                SIX MONTHS
                                                   ENDED           PERIOD
                                                 APRIL 30,   NOVEMBER 9, 2010(a)
                                                   2012      TO OCTOBER 31, 2011
                                                -----------  -------------------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................    $  1,124             $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............         238                  227
       Futures.................................        (984)              (1,328)
       Foreign Currency Transactions...........         (25)                  --
       Swap Contracts..........................     (20,951)             (10,020)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...................       1,165                  859
       Futures.................................         (11)                  37
       Swap Contracts..........................       6,060               (2,069)
       Translation of Foreign Currency
         Denominated Amounts...................        (551)                  --
                                                   --------             --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     (13,935)             (11,188)
                                                   --------             --------
Distributions From:
   Net Investment Income:
       Institutional Shares....................        (655)                (574)
   Net Short-Term Gains:
       Institutional Shares....................        (151)                  --
                                                   --------             --------
          Total Distributions..................        (806)                (574)
                                                   --------             --------
Capital Share Transactions (1):
   Shares Issued...............................     164,067              278,288
   Shares Issued in Lieu of Cash
     Distributions.............................         782                  559
   Shares Redeemed.............................     (39,653)             (36,304)
                                                   --------             --------
          Net Increase (Decrease) from
            Capital Share Transactions.........     125,196              242,543
                                                   --------             --------
          Total Increase (Decrease) in
            Net Assets.........................     110,455              230,781
NET ASSETS
   Beginning of Period.........................     230,781                   --
                                                   --------             --------
   End of Period...............................    $341,236             $230,781
                                                   ========             ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      17,466               27,085
   Shares Issued in Lieu of Cash
     Distributions.............................          85                   52
   Shares Redeemed.............................      (4,253)              (3,525)
                                                   --------             --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........      13,298               23,612
                                                   ========             ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...........................    $    700             $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 SIX MONTHS            PERIOD
                                                    ENDED        NOVEMBER 9, 2010(a)
                                                  APRIL 30,              TO
                                                    2012            OCT. 31, 2011
                                                -----------      -------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period...........    $   9.77                 $  10.00
                                                   --------                 --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............        0.04                     0.07
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................       (0.53)                   (0.27)
                                                   --------                 --------
       Total from Investment Operations........       (0.49)                   (0.20)
                                                   --------                 --------
Less Distributions
------------------
   Net Investment Income.......................       (0.03)                   (0.03)
   Net Realized Gains..........................       (0.01)                      --
                                                   --------                 --------
       Total Distributions.....................       (0.04)                   (0.03)
                                                   --------                 --------
Net Asset Value, End of Period.................    $   9.24                 $   9.77
                                                   ========                 ========
Total Return...................................       (5.10)%(C)               (2.02)%(C)
                                                   --------                 --------
Net Assets, End of Period (thousands)..........    $341,236                 $230,781
Ratio of Expenses to Average Net Assets(D).....        0.34%(B)                 0.47%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)(D)             0.39%(B)                 0.53%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets(D)....................................        0.80%(B)                 0.64%(B)(E)
Portfolio Turnover Rate........................          27%(C)                   50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2012, the Portfolio held $54,715,177 in the Subsidiary, representing 15.88% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended
April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At April 30, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2012, approximately $68 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.       $  4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               DFA Commodity Strategy Portfolio............. $  1

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. GOVERNMENT     OTHER INVESTMENT
                          SECURITIES           SECURITIES
                      ------------------- --------------------
                      PURCHASES   SALES   PURCHASES    SALES
                      --------- --------- ---------- ---------
                      $  39,657 $  14,229 $  147,536 $  58,756

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE        INCREASE
                                                                 (DECREASE)      (DECREASE)
                                                 INCREASE      UNDISTRIBUTED    ACCUMULATED
                                                (DECREASE)     NET INVESTMENT   NET REALIZED
                                              PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                              ---------------  --------------  --------------
DFA Commodity Strategy Portfolio.............        $(10,964)          $(301)        $11,265

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio
      2011.............................      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                               TOTAL NET
                                  NET INVESTMENT                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                    SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------  ------------ -------------- --------------
              $345,536     $2,187       $(21,805)      $(19,618)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
       SETTLEMENT  CURRENCY          CONTRACT     VALUE AT     EXCHANGE
          DATE     AMOUNT** CURRENCY  AMOUNT   APRIL 30, 2012 GAIN (LOSS)
       ----------  -------- -------- --------  -------------- -----------
       05/11/12...  (2,144)   Euro   $ (2,816)    $ (2,839)      $ (23)
       05/11/12... (29,382)   Euro    (38,361)     (38,894)       (533)
                                     --------     --------       -----
                                     $(41,177)    $(41,733)      $(556)
                                     ========     ========       =====

* During the six months ended April 30, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(30,892) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS)
-----------                          ---------- ---------- -------- -----------
Brent Crude Futures                   09/13/12       2      $  236       --
CBT Wheat Futures                     07/17/12       7         229      $ 4
Coffee 'C' Futures                    07/31/12       1          67        1
Copper Futures                        07/31/12       4         383        3
Corn Futures                          07/17/12       9         286        8
Cotton No. 2 Futures                  07/23/12       2          89       (2)
Gasoline RBOB Futures                 07/30/12       1         130       --
Gold 100oz Futures                    08/31/12       3         500        1
Heating Oil Futures                   07/30/12       1         134       --
Lean Hogs Futures                     07/18/12       3         104       (2)
Live Cattle Futures                   09/12/12       3         140        1
LME Nickel Futures                    07/18/12       1         107       (3)
LME Prime Aluminum Futures            07/18/12       5         264        1
LME Zinc Futures                      07/18/12       3         155       (6)
Natural Gas Futures                   09/30/12      15         376       20
Silver Futures                        07/31/12       1         155       (1)
Soybean Futures                       07/17/12       5         376        4
Soybean Oil Futures                   07/24/12       5         165       (3)
Sugar #11 Futures                     09/15/12       6         142       (1)
WTI Crude Futures                     11/30/12       4         423        1
                                                            ------      ---
                                                            $4,461      $26
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $5,510 (in thousands).

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ----------     -------- --------------
Citibank, N.A.                            05/29/12  USD $120,553     $1,445
Deutsche Bank AG, London Branch           05/29/12  USD  100,990      1,208
UBS AG                                    05/29/12  USD  111,695      1,338
                                                        --------     ------
                                                        $333,238     $3,991
                                                        ========     ======

* During the six months ended April 30, 2012 the Portfolio's average notional value of outstanding swap contracts was $274,228 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -----------------------------------------------------
DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
---------------               ------------------    ---------------------------
Commodity contracts         Payables: Futures
                            Margin Variation
Foreign exchange contracts                         Unrealized Loss on Forward
                                                   Currency Contracts
Other contracts             Unrealized Gain
                            on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                           -----------------------
                                             TOTAL VALUE
                                                  AT       COMMODITY     OTHER
                                            APRIL 30, 2012 CONTRACTS   CONTRACTS
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $4,018        $26*      $3,991


                                                           LIABILITY DERIVATIVES VALUE
                                                           ---------------------------
                                             TOTAL VALUE    FOREIGN
                                                  AT       EXCHANGE        OTHER
                                            APRIL 30, 2012 CONTRACTS     CONTRACTS
                                            -------------- ---------     ---------
  Dimensional Cayman Commodity Fund I, LTD.     $(556)       $(556)         --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

DERIVATIVE TYPE                               LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -------------------------------------------------------------------------------------------------
Commodity contracts         Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation of
                            Foreign Currency Denominated Amounts

Other contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation (Depreciation) of:
                            Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(21,949)   $(984)    $(14)   $(20,951)


                                                  CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                            FOREIGN
                                                 COMMODITY EXCHANGE     OTHER
                                          TOTAL  CONTRACTS CONTRACTS  CONTRACTS
                                          ------ --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD. $5,494     $(10)     $(556)  $6,060

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, two shareholders held 76% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 DFA INTERNATIONAL VALUE PORTFOLIO**    11/01/11  04/30/12    RATIO*   PERIOD*
 -----------------------------------    --------- --------- ---------- --------
 Actual Fund Return Class R2 Shares     $1,000.00 $1,008.92    0.71%    $3.55
    Institutional Class Shares......... $1,000.00 $1,009.60    0.45%    $2.25
 Hypothetical 5% Annual Return
    Class R2 Shares.................... $1,000.00 $1,021.33    0.71%    $3.57
    Institutional Class Shares......... $1,000.00 $1,022.63    0.45%    $2.26

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 U.S. LARGE COMPANY PORTFOLIO           11/01/11  04/30/12    RATIO*   PERIOD*
 ----------------------------           --------- --------- ---------- --------
 Actual Fund Return.................... $1,000.00 $1,126.95    0.10%    $0.53
 Hypothetical 5% Annual Return......... $1,000.00 $1,024.37    0.10%    $0.50

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

                     Consumer Discretionary........  11.2%
                     Consumer Staples..............  10.9%
                     Energy........................  11.2%
                     Financials....................  12.7%
                     Health Care...................  11.4%
                     Industrials...................  10.5%
                     Information Technology........  20.3%
                     Materials.....................   3.4%
                     Real Estate Investment Trusts.   2.0%
                     Telecommunication Services....   2.9%
                     Utilities.....................   3.5%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,448,976,781
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,184,677,586)....................................... $5,448,976,781
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (9.7%)
 #*Amazon.com, Inc...........................   116,103 $ 26,924,286             0.7%
   Comcast Corp. Class A.....................   859,958   26,082,526             0.6%
   Home Depot, Inc. (The)....................   491,633   25,461,673             0.6%
  #McDonald's Corp...........................   324,835   31,655,171             0.8%
  #Walt Disney Co. (The).....................   571,616   24,642,366             0.6%
   Other Securities..........................            317,209,071             7.7%
                                                        ------------ ---------------
Total Consumer Discretionary.................            451,975,093            11.0%
                                                        ------------ ---------------
Consumer Staples -- (9.4%)...................
   Altria Group, Inc.........................   652,399   21,013,772             0.5%
  #Coca-Cola Co. (The).......................   721,776   55,085,944             1.3%
   CVS Caremark Corp.........................   415,352   18,533,006             0.5%
   Kraft Foods, Inc. Class A.................   563,921   22,483,530             0.5%
   PepsiCo, Inc..............................   500,905   33,059,730             0.8%
  #Philip Morris International, Inc..........   549,136   49,153,163             1.2%
   Procter & Gamble Co. (The)................   878,427   55,903,094             1.4%
  #Wal-Mart Stores, Inc......................   557,020   32,814,048             0.8%
   Other Securities..........................            149,317,181             3.6%
                                                        ------------ ---------------
Total Consumer Staples.......................            437,363,468            10.6%
                                                        ------------ ---------------
Energy -- (9.7%)
  #Chevron Corp..............................   630,490   67,185,014             1.6%
  #ConocoPhillips............................   408,117   29,233,421             0.7%
   Exxon Mobil Corp.......................... 1,503,130  129,780,244             3.2%
   Occidental Petroleum Corp.................   258,660   23,594,965             0.6%
   Schlumberger, Ltd.........................   425,364   31,536,487             0.8%
   Other Securities..........................            170,610,864             4.1%
                                                        ------------ ---------------
Total Energy.................................            451,940,995            11.0%
                                                        ------------ ---------------
Financials -- (11.0%)
   American Express Co.......................   323,649   19,486,906             0.5%
   Bank of America Corp...................... 3,422,751   27,758,511             0.7%
 #*Berkshire Hathaway, Inc...................   560,722   45,110,085             1.1%
  #Citigroup, Inc............................   934,002   30,859,426             0.7%
  #Goldman Sachs Group, Inc. (The)...........   157,833   18,174,470             0.4%
   JPMorgan Chase & Co....................... 1,217,424   52,324,884             1.3%
   U.S. Bancorp..............................   609,429   19,605,331             0.5%
   Wells Fargo & Co.......................... 1,681,731   56,220,267             1.4%
   Other Securities..........................            240,736,419             5.8%
                                                        ------------ ---------------
Total Financials.............................            510,276,299            12.4%
                                                        ------------ ---------------
Health Care -- (9.8%)
  #Abbott Laboratories.......................   501,452   31,120,111             0.8%
   Bristol-Myers Squibb Co...................   538,367   17,965,307             0.4%
  #Johnson & Johnson.........................   875,454   56,983,301             1.4%
   Merck & Co., Inc..........................   970,788   38,093,721             0.9%
   Pfizer, Inc............................... 2,404,169   55,127,595             1.3%
   UnitedHealth Group, Inc...................   333,257   18,712,381             0.5%
   Other Securities..........................            240,956,074             5.8%
                                                        ------------ ---------------
Total Health Care............................            458,958,490            11.1%
                                                        ------------ ---------------
Industrials -- (9.1%)
   3M Co.....................................   221,502   19,793,419             0.5%
   Boeing Co. (The)..........................   237,823   18,264,806             0.4%
  #Caterpillar, Inc..........................   206,509   21,222,930             0.5%
  #General Electric Co....................... 3,374,552   66,073,728             1.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc................    305,752 $   23,891,461             0.6%
   United Technologies Corp..................    290,266     23,697,316             0.6%
   Other Securities..........................               250,523,651             6.1%
                                                         -------------- ---------------
Total Industrials............................               423,467,311            10.3%
                                                         -------------- ---------------
Information Technology -- (17.5%)
  *Apple, Inc................................    297,349    173,723,180             4.2%
  #Cisco Sytems, Inc.........................  1,717,672     34,611,091             0.8%
 #*EMC Corp..................................    654,765     18,470,921             0.4%
  *Google, Inc...............................     80,879     48,950,397             1.2%
   Intel Corp................................  1,593,313     45,250,089             1.1%
   International Business Machines Corp......    369,518     76,519,787             1.9%
   Microsoft Corp............................  2,381,610     76,259,152             1.9%
   Oracle Corp...............................  1,250,207     36,743,584             0.9%
   QUALCOMM, Inc.............................    539,423     34,436,764             0.8%
  #Visa, Inc.................................    158,645     19,510,162             0.5%
   Other Securities..........................               253,019,143             6.1%
                                                         -------------- ---------------
Total Information Technology.................               817,494,270            19.8%
                                                         -------------- ---------------
Materials -- (3.0%)
   Other Securities..........................               138,977,172             3.4%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (1.7%)
   Other Securities..........................                81,084,292             2.0%
                                                         -------------- ---------------
Telecommunication Services -- (2.5%)
   AT&T, Inc.................................  1,890,785     62,225,734             1.5%
  #Verizon Communications, Inc...............    904,299     36,515,594             0.9%
   Other Securities..........................                18,578,221             0.4%
                                                         -------------- ---------------
Total Telecommunication Services.............               117,319,549             2.8%
                                                         -------------- ---------------
Utilities -- (3.0%)
   Other Securities..........................               139,271,116             3.4%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,028,128,055            97.8%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares........ 86,468,661     86,468,661             2.1%
                                                         -------------- ---------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                              SHARES/ FACE                  PERCENTAGE
                                                 AMOUNT        VALUE+     OF NET ASSETS**
                                              ------------ -------------- ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........  540,103,169 $  540,103,169            13.1%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.21%, 05/01/12
     (Collateralized by $4,834,439 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to
     09/01/45, valued at $4,849,426) to be
     repurchased at $4,693,635............... $      4,694      4,693,608             0.1%
                                                           --------------           -----
TOTAL SECURITIES LENDING COLLATERAL..........                 544,796,777            13.2%
                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,080,960,089)......................              $4,659,393,493           113.1%
                                                           ==============           =====

Summary of the Porfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  451,975,093           --      -- $  451,975,093
   Consumer Staples..............    437,363,468           --      --    437,363,468
   Energy........................    451,940,995           --      --    451,940,995
   Financials....................    510,276,299           --      --    510,276,299
   Health Care...................    458,958,490           --      --    458,958,490
   Industrials...................    423,467,311           --      --    423,467,311
   Information Technology........    817,494,270           --      --    817,494,270
   Materials.....................    138,977,172           --      --    138,977,172
   Real Estate Investment Trusts.     81,084,292           --      --     81,084,292
   Telecommunication Services....    117,319,549           --      --    117,319,549
   Utilities.....................    139,271,116           --      --    139,271,116
Temporary Cash Investments.......     86,468,661           --      --     86,468,661
Securities Lending Collateral....             -- $544,796,777      --    544,796,777
Futures Contracts**..............      1,751,751           --      --      1,751,751
                                  -------------- ------------  ------ --------------
TOTAL............................ $4,116,348,467 $544,796,777      -- $4,661,145,244
                                  ============== ============  ====== ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                                                   INTERNATIONAL   U.S. LARGE
                                                                                                       VALUE        COMPANY
                                                                                                     PORTFOLIO     PORTFOLIO
                                                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    5,448,977            --
Investments at Value (including $0 and $532,169 of securities on loan, respectively).............             --  $  4,028,128
Temporary Cash Investments at Value & Cost.......................................................             --        86,468
Collateral Received from Securities on Loan at Value & Cost......................................             --         4,694
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................             --       540,103
Cash.............................................................................................             --         4,550
Receivables:
   Dividends and Interest........................................................................             --         4,054
   Securities Lending Income.....................................................................             --            69
   Fund Shares Sold..............................................................................          4,473           862
Prepaid Expenses and Other Assets................................................................             19            44
                                                                                                  --------------  ------------
       Total Assets..............................................................................      5,453,469     4,668,972
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       544,797
   Affiliated Investment Company Purchased.......................................................          2,585            --
   Fund Shares Redeemed..........................................................................          1,888         2,949
   Due to Advisor................................................................................            902           255
   Futures Margin Variation......................................................................             --           317
Accrued Expenses and Other Liabilities...........................................................            243           476
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          5,618       548,794
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,788 and $0 and shares outstanding of 429,693 and 0,
  respectively................................................................................... $        15.80           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $5,441,063 and $4,120,178 and shares
  outstanding of 344,572,131 and 373,358,464, respectively....................................... $        15.79  $      11.04
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investment in Affiliated Investment Company at Cost.............................................. $    5,184,678  $         --
                                                                                                  --------------  ------------
Investments at Cost.............................................................................. $           --  $  2,449,695
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    6,056,439  $  3,196,072
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........         48,219        10,653
Accumulated Net Realized Gain (Loss).............................................................       (921,897)     (666,732)
Net Unrealized Foreign Exchange Gain (Loss)......................................................            791            --
Net Unrealized Appreciation (Depreciation).......................................................        264,299     1,580,185
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA
                                                                                                INTERNATIONAL  U.S. LARGE
                                                                                                    VALUE       COMPANY
                                                                                                 PORTFOLIO*    PORTFOLIO
                                                                                                -------------  ----------
Investment Income..............................................................................
   Dividends (Net of Foreign Taxes Withheld of $7,177 and $0, respectively)....................      $ 92,860    $ 41,104
   Interest....................................................................................             1          52
   Income from Securities Lending..............................................................         4,672         453
   Expenses Allocated from Affiliated Investment Company.......................................        (6,135)         --
                                                                                                     --------    --------
          Total Investment Income..............................................................        91,398      41,609
                                                                                                     --------    --------
EXPENSES
   Investment Advisory Services Fees...........................................................            --         488
   Administrative Services Fees................................................................         5,275         976
   Accounting & Transfer Agent Fees............................................................            36         210
   Shareholder Servicing Fees -- Class R2 Shares...............................................             8          --
   S&P 500 (R) Fees............................................................................            --          70
   Custodian Fees..............................................................................            --          25
   Filing Fees.................................................................................            83          52
   Shareholders' Reports.......................................................................            73          47
   Directors'/Trustees' Fees & Expenses........................................................            21          15
   Professional Fees...........................................................................            77          82
   Other.......................................................................................            24          22
                                                                                                     --------    --------
          Total Expenses.......................................................................         5,597       1,987
                                                                                                     --------    --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note
     C)........................................................................................            --         (46)
                                                                                                     --------    --------
   Net Expenses................................................................................         5,597       1,941
                                                                                                     --------    --------
   NET INVESTMENT INCOME (LOSS)................................................................        85,801      39,668
                                                                                                     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities..............................            --         543
   Net Realized Gain (Loss) on:................................................................
       Investment Securities Sold..............................................................        59,905      (7,325)
       Futures.................................................................................            --      10,696
       Foreign Currency Transactions...........................................................          (608)         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............................................       (94,767)    428,117
       Futures.................................................................................            --      (1,992)
       Translation of Foreign Currency Denominated Amounts.....................................           630          --
                                                                                                     --------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................       (34,840)    430,039
                                                                                                     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 50,961    $469,707
                                                                                                     ========    ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA INTERNATIONAL          U.S. LARGE
                                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                                          ----------------------  ----------------------
                                                                          SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                                             ENDED      ENDED        ENDED      ENDED
                                                                           APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                                             2012        2011        2012        2011
                                                                          ----------- ----------  ----------- ----------
                                                                          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   85,801  $  179,582  $   39,668  $   75,394
   Capital Gain Distributions Received from Investment Securities........         --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     59,905     112,233      (7,325)    (44,142)
       Futures...........................................................         --          --      10,696       2,851
       Foreign Currency Transactions.....................................       (608)        364          --          --
   Change in Unrealized Appreciation (Depreciation) of:..................
       Investment Securities and Foreign Currency........................    (94,767)   (767,465)    428,117     251,680
       Futures...........................................................         --          --      (1,992)      2,298
       Translation of Foreign Currency Denominated Amounts...............        630        (353)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................     50,961    (475,639)    469,707     288,081
                                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (62)       (172)         --          --
       Institutional Class Shares........................................    (59,865)   (172,488)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
          Total Distributions............................................    (59,927)   (172,660)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................    681,636   1,450,393     326,105     651,122
   Shares Issued in Lieu of Cash Distributions...........................     55,878     162,689      33,980      62,748
   Shares Redeemed.......................................................   (574,122)   (834,167)   (432,101)   (878,396)
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........    163,392     778,915     (72,016)   (164,526)
                                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................    154,426     130,616     358,165      49,040
NET ASSETS
   Beginning of Period...................................................  5,293,425   5,162,809   3,762,013   3,712,973
                                                                          ----------  ----------  ----------  ----------
   End of Period......................................................... $5,447,851  $5,293,425  $4,120,178  $3,762,013
                                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     44,110      82,666      31,677      65,475
   Shares Issued in Lieu of Cash Distributions...........................      3,788       9,157       3,420       6,398
   Shares Redeemed.......................................................    (37,388)    (47,291)    (41,893)    (89,099)
   Shares Reduced by Reverse Stock Split (Note G)........................         --          (2)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed........     10,510      44,530      (6,796)    (17,226)
                                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $   48,219  $   22,345  $   10,653  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                   CLASS R2 SHARES+
                                                              ----------------------------------------------------

                                                              SIX MONTHS     YEAR      YEAR     YEAR
                                                                 ENDED      ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               APRIL 30,   OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2012        2011      2010     2009    OCT. 31, 2008
                                                              -----------  --------  -------- -------- ----------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period ........................   $15.83      $17.82    $17.13   $13.58      $ 26.31
                                                                ------      ------    ------   ------      -------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................     0.24        0.53      0.37     0.42         0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.11)      (2.00)     1.29     4.10       (11.73)
                                                                ------      ------    ------   ------      -------
   Total from Investment Operations..........................     0.13       (1.47)     1.66     4.52       (11.07)
                                                                ------      ------    ------   ------      -------
Less Distributions
-------------------
  Net Investment Income......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
  Net Realized Gains.........................................       --          --        --       --           --
                                                                ------      ------    ------   ------      -------
   Total Distributions.......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------      ------    ------   ------      -------
Net Asset Value, End of Period...............................   $15.80      $15.83    $17.82   $17.13      $ 13.58
                                                                ======      ======    ======   ======      =======
Total Return.................................................     0.89%(C)   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------      ------    ------   ------      -------
Net Assets, End of Period (thousands)........................   $6,788      $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)                       0.71%(B)    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     3.06%(B)    2.97%     2.11%    2.96%        7.47%(B)(E)
                                                                ------      ------    ------   ------      -------

                                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                              INSTITUTIONAL CLASS SHARES
                                                              -------------------------------------------------------------------
                                                                                                                      PERIOD
                                                               SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,
                                                                  ENDED         ENDED       ENDED       ENDED        2007 TO
                                                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                                  2012           2011        2010        2009          2008
                                                              -----------    ----------   ----------  ----------  ----------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period ........................ $    15.83     $    17.81   $    16.46  $    12.54  $    25.51
                                                              ----------     ----------   ----------  ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.25           0.58         0.39        0.40        0.74
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.11)         (1.99)        1.34        3.92      (12.44)
                                                              ----------     ----------   ----------  ----------  ----------
   Total from Investment Operations..........................       0.14          (1.41)        1.73        4.32      (11.70)
                                                              ----------     ----------   ----------  ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.18)         (0.57)       (0.38)      (0.40)      (0.78)
  Net Realized Gains.........................................         --             --           --          --       (0.49)
                                                              ----------     ----------   ----------  ----------  ----------
   Total Distributions.......................................      (0.18)         (0.57)       (0.38)      (0.40)      (1.27)
                                                              ----------     ----------   ----------  ----------  ----------
Net Asset Value, End of Period............................... $    15.79     $    15.83   $    17.81  $    16.46  $    12.54
                                                              ==========     ==========   ==========  ==========  ==========
Total Return.................................................       0.96%(C)      (8.26)%      10.94%      35.11%     (47.96)%(C)
                                                              ----------     ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)........................ $5,441,063     $5,287,323   $5,157,857  $4,437,846  $3,350,073
Ratio of Expenses to Average Net Assets (D)                         0.45%(B)       0.45%        0.45%       0.46%       0.44%(B)
Ratio of Net Investment Income to Average Net Assets.........       3.27%(B)       3.26%        2.34%       3.00%       3.86%(B)
                                                              ----------     ----------   ----------  ----------  ----------


                                                              -----------------------

                                                                 YEAR        YEAR
                                                                ENDED       ENDED
                                                               NOV. 30,    NOV. 30,
                                                                 2007        2006
                                                              ----------  ----------

Net Asset Value, Beginning of Period ........................     $22.71  $    17.67
                                                              ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.72        0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.09        5.37
                                                              ----------  ----------
   Total from Investment Operations..........................       3.81        6.03
                                                              ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.63)      (0.65)
  Net Realized Gains.........................................      (0.38)      (0.34)
                                                              ----------  ----------
   Total Distributions.......................................      (1.01)      (0.99)
                                                              ----------  ----------
Net Asset Value, End of Period...............................    $ 25.51  $    22.71
                                                              ==========  ==========
Total Return.................................................      17.09%      35.39%
                                                              ----------  ----------
Net Assets, End of Period (thousands)........................ $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D)                         0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       2.89%       3.25%
                                                              ----------  ----------

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS       YEAR         YEAR          YEAR         PERIOD
                                                           ENDED        ENDED        ENDED         ENDED      DEC. 1, 2007
                                                         APRIL 30,     OCT. 31,     OCT. 31,      OCT. 31,         TO
                                                           2012          2011         2010          2009      OCT. 31, 2008
                                                       -----------    ----------  ----------    --------     -------------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................. $     9.90     $     9.34  $     8.16    $   7.62       $  11.63
                                                       ----------     ----------  ----------    --------       --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.11           0.19        0.18        0.18           0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       1.14           0.56        1.15        0.55          (3.99)
                                                       ----------     ----------  ----------    --------       --------
   Total from Investment Operations...................       1.25           0.75        1.33        0.73          (3.79)
                                                       ----------     ----------  ----------    --------       --------
Less Distributions
------------------
 Net Investment Income................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
   Total Distributions................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
Net Asset Value, End of Period........................ $    11.04     $     9.90  $     9.34    $   8.16       $   7.62
                                                       ==========     ==========  ==========    ========       ========
Total Return..........................................      12.70%(C)       8.09%      16.47%      10.07%        (33.10)%(C)
                                                       ----------     ----------  ----------    --------       --------
Net Assets, End of Period (thousands)................. $4,120,178     $3,762,013  $3,712,973    $785,689       $729,218
Ratio of Expenses to Average Net Assets...............       0.10%(B)       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.10%(B)       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)
Ratio of Net Investment Income to Average Net Assets..       2.04%(B)       1.95%       1.99%       2.53%          2.10%(B)
Portfolio Turnover Rate...............................          1%(C)          4%          1%*       N/A            N/A

                                                       ------------------------
                                                            YEAR          YEAR
                                                           ENDED         ENDED
                                                          NOV. 30,      NOV. 30,
                                                            2007          2006
                                                       ----------     --------

Net Asset Value, Beginning of Period.................. $    11.00     $   9.82
                                                       ----------     --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.22         0.19
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       0.62         1.18
                                                       ----------     --------
   Total from Investment Operations...................       0.84         1.37
                                                       ----------     --------
Less Distributions
------------------
 Net Investment Income................................      (0.21)       (0.19)
                                                       ----------     --------
   Total Distributions................................      (0.21)       (0.19)
                                                       ----------     --------
Net Asset Value, End of Period........................ $    11.63     $  11.00
                                                       ==========     ========
Total Return..........................................       7.71%       14.11%
                                                       ----------     --------
Net Assets, End of Period (thousands)................. $1,002,142     $877,405
Ratio of Expenses to Average Net Assets...............       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to Average Net Assets..       1.90%        1.90%
Portfolio Turnover Rate...............................        N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
U.S. Large Company Portfolio             U.S. Large Company
                              83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                                   UNREALIZED APPRECIATION
FUND                          NET ASSETS     (DEPRECIATION)             ACQUIRING FUND         NET ASSETS
------                        ---------- ----------------------- ----------------------------- ----------
U.S. Large Company Portfolio.                                    U.S. Large Company
                              $2,731,987        $315,984         Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2012, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio  0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                            PREVIOUSLY
                                                                            RECOVERY       WAIVED FEES/
                                                             EXPENSE     OF PREVIOUSLY   EXPENSES ASSUMED
                                                            LIMITATION    WAIVED FEES/   SUBJECT TO FUTURE
                                                              AMOUNT    EXPENSES ASSUMED     RECOVERY
                                                            ----------  ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..       0.79%               --                --
U.S. Large Company Portfolio (2)...........................       0.10%               --          $    568

(1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

            DFA International Value Portfolio................. $140
            U.S. Large Company Portfolio......................  210

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases...................................... $ 53,970
            Sales..........................................  162,976

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             INCREASE       INCREASE
                                                            (DECREASE)     (DECREASE)
                                            INCREASE      UNDISTRIBUTED   ACCUMULATED
                                           (DECREASE)     NET INVESTMENT  NET REALIZED
                                         PAID-IN-CAPITAL      INCOME     GAINS (LOSSES)
                                         ---------------  -------------- --------------
DFA International Value Portfolio.......              --            $990        $  (990)
U.S. Large Company Portfolio............        $(11,723)              1         11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                      -------------- ------------- ----------
   DFA International Value Portfolio.
   2010..............................     $  107,409            -- $  107,409
   2011..............................        172,660            --    172,660
   U.S. Large Company Portfolio......
   2010..............................         35,473            --     35,473
   2011..............................         74,515            --     74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                TOTAL NET
                                   NET INVESTMENT                             DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARYFORWARD      LOSSES)
                                   -------------- ------------- ------------  -------------
DFA International Value Portfolio.        $24,411            --    $(981,047)     $(956,636)
U.S. Large Company Portfolio......         10,710            --     (416,033)      (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                   -----------------------------------------------------------------------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                    FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                    TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                   ---------- ------------ --------------  --------------
DFA International Value Portfolio. $5,185,881   $  821,950      $(558,854)     $  263,096
U.S. Large Company Portfolio......  3,409,159    1,775,277       (525,043)      1,250,234

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                                   YEAR
                                                        SIX MONTHS ENDED          ENDED
                                                         APRIL 30, 2012       OCT. 31, 2011
                                                       ------------------  -------------------
                                                         AMOUNT    SHARES    AMOUNT     SHARES
                                                       ---------  -------  ----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------
Class R2 Shares
 Shares Issued........................................ $   1,151       72  $    4,366      246
 Shares Issued in Lieu of Cash Distributions..........        62        4         172        9
 Shares Redeemed......................................      (506)     (32)     (2,617)    (146)
 Shares Reduced by Reverse Stock Split................        --       --          --       (2)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     707       44  $    1,921      107
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 680,485   44,038  $1,446,027   82,420
 Shares Issued in Lieu of Cash Distributions..........    55,816    3,784     162,517    9,148
 Shares Redeemed......................................  (573,616) (37,356)   (831,550) (47,145)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 162,685   10,466  $  776,994   44,423
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -----------   ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.   S&P 500 (R)
                                   Index    06/15/2012    265     $ 92,326     $ 1,752     $ 4,550

* During the six months ended April 30, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $69,445 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                              Payables: Futures
U.S. Large Company Portfolio. Margin Variation                          $  1,752*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2012:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures
                   Change in Unrealized Appreciation
                     (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  10,696

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  (1,992)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                WEIGHTED       WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE       AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              -------------  ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.          0.83%   $ 21,218        5            $ 2        $ 24,616

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............            2             59%
DFA International Value Portfolio -- Institutional Class Shares.            3             55%
U.S. Large Company Portfolio....................................            2             66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,107.21    0.12%    $0.63
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.27    0.12%    $0.60

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,085.04    0.14%    $0.73
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.17    0.14%    $0.70

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,067.95    0.17%    $0.87
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.02    0.17%    $0.86

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,149.87    0.13%    $0.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.22    0.13%    $0.65

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.59    0.16%    $0.81
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.07    0.16%    $0.81

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,000.00    0.15%    $0.75
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.12    0.15%    $0.75

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.......................................... $1,000.00 $1,046.84    0.19%    $0.97
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.92    0.19%    $0.96

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,061.59    0.33%    $1.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.22    0.33%    $1.66

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                       Consumer Discretionary.....  16.2%
                       Consumer Staples...........   9.1%
                       Energy.....................  18.0%
                       Financials.................  18.5%
                       Health Care................   9.6%
                       Industrials................  14.5%
                       Information Technology.....   3.7%
                       Materials..................   3.0%
                       Telecommunication Services.   6.6%
                       Utilities..................   0.8%
                                                   -----
                                                   100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  12.3%
                       Consumer Staples...........   5.4%
                       Energy.....................  14.3%
                       Financials.................  27.7%
                       Health Care................   1.7%
                       Industrials................  10.8%
                       Information Technology.....   2.8%
                       Materials..................  13.3%
                       Other......................    --
                       Telecommunication Services.   8.3%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                       Consumer Discretionary.....  22.8%
                       Consumer Staples...........   9.8%
                       Energy.....................   1.0%
                       Financials.................  11.0%
                       Health Care................   4.4%
                       Industrials................  27.6%
                       Information Technology.....  11.3%
                       Materials..................  11.5%
                       Telecommunication Services.   0.1%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       THE ASIA PACIFIC SMALL COMPANY SERIES

                       Consumer Discretionary.......  21.7%
                       Consumer Staples.............   4.1%
                       Energy.......................   8.0%
                       Financials...................  10.9%
                       Health Care..................   4.9%
                       Industrials..................  23.6%
                       Information Technology.......   4.4%
                       Materials....................  17.0%
                       Other........................    --
                       Telecommunication Services...   1.7%
                       Utilities....................   3.7%
                                                      -----
                                                     100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                       Consumer Discretionary.......  11.7%
                       Consumer Staples.............   3.2%
                       Energy.......................  24.8%
                       Financials...................   8.9%
                       Health Care..................   2.3%
                       Industrials..................  11.8%
                       Information Technology.......   4.9%
                       Materials....................  28.1%
                       Telecommunication Services...   0.5%
                       Utilities....................   3.8%
                                                      -----
                                                     100.0%

                      THE UNITED KINGDOM SMALL COMPANY SERIES

                      Consumer Discretionary.........  22.8%
                      Consumer Staples...............   4.0%
                      Energy.........................   5.1%
                      Financials.....................  13.0%
                      Health Care....................   2.0%
                      Industrials....................  29.5%
                      Information Technology.........  10.9%
                      Materials......................   8.0%
                      Telecommunication Services.....   2.4%
                      Utilities......................   2.3%
                                                       -----
                                                      100.0%
                      THE EMERGING MARKETS SERIES

                      Consumer Discretionary.........   8.6%
                      Consumer Staples...............   9.6%
                      Energy.........................  13.2%
                      Financials.....................  22.1%
                      Health Care....................   1.2%
                      Industrials....................   7.2%
                      Information Technology.........  13.7%
                      Materials......................  12.9%
                      Other..........................    --
                      Telecommunication Services.....   8.0%
                      Utilities......................   3.5%
                                                       -----
                                                      100.0%

                       THE CONTINENTAL SMALL COMPANY SERIES

                       Consumer Discretionary.......  14.0%
                       Consumer Staples.............   7.5%
                       Energy.......................   4.8%
                       Financials...................  17.3%
                       Health Care..................   8.7%
                       Industrials..................  25.5%
                       Information Technology.......  10.2%
                       Materials....................   8.4%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.6%
                       Utilities....................   2.0%
                                                     -----
                                                     100.0%

                       THE EMERGING MARKETS SMALL CAP SERIES

                       Consumer Discretionary.......  18.4%
                       Consumer Staples.............  11.0%
                       Energy.......................   2.2%
                       Financials...................  17.1%
                       Health Care..................   4.4%
                       Industrials..................  17.7%
                       Information Technology.......   9.9%
                       Materials....................  14.6%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.1%
                       Utilities....................   3.6%
                                                     -----
                                                     100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp.............................  2,385,423 $   77,502,393             0.8%
  #CBS Corp. Class B.........................  2,669,115     89,014,985             0.9%
  #Comcast Corp. Class A..................... 10,008,890    303,569,634             3.0%
   Comcast Corp. Special Class A.............  3,843,964    114,665,446             1.1%
 #*Liberty Interactive Corp. Class A.........  3,316,465     62,482,201             0.6%
  #News Corp. Class A........................  9,024,175    176,873,830             1.7%
  #News Corp. Class B........................  3,247,295     64,426,333             0.6%
  #Time Warner Cable, Inc....................  1,921,256    154,565,045             1.5%
   Time Warner, Inc..........................  5,323,159    199,405,536             2.0%
   Other Securities..........................               403,077,907             4.0%
                                                         --------------            ----
Total Consumer Discretionary.................             1,645,583,310            16.2%
                                                         --------------            ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.................  3,155,848     97,294,794             1.0%
   CVS Caremark Corp.........................  6,431,368    286,967,640             2.8%
  #Kraft Foods, Inc. Class A.................  7,128,852    284,227,329             2.8%
   Other Securities..........................               255,898,110             2.5%
                                                         --------------            ----
Total Consumer Staples.......................               924,387,873             9.1%
                                                         --------------            ----
Energy -- (16.7%)
   Anadarko Petroleum Corp...................  2,574,876    188,506,672             1.9%
   Apache Corp...............................  1,155,774    110,884,958             1.1%
  #Chesapeake Energy Corp....................  3,267,150     60,246,246             0.6%
   Chevron Corp..............................  1,669,494    177,901,281             1.8%
   ConocoPhillips............................  5,710,341    409,031,726             4.0%
   Devon Energy Corp.........................  1,088,705     76,046,044             0.8%
   Hess Corp.................................  1,567,373     81,722,828             0.8%
   Marathon Oil Corp.........................  3,625,708    106,378,273             1.0%
   Marathon Petroleum Corp...................  1,791,952     74,563,123             0.7%
   National Oilwell Varco, Inc...............  1,627,065    123,266,444             1.2%
  #Pioneer Natural Resources Co..............    517,832     59,975,302             0.6%
   Valero Energy Corp........................  2,806,975     69,332,282             0.7%
   Other Securities..........................               288,680,430             2.8%
                                                         --------------            ----
Total Energy.................................             1,826,535,609            18.0%
                                                         --------------            ----
Financials -- (17.1%)
   Bank of America Corp...................... 24,999,052    202,742,312             2.0%
   Capital One Financial Corp................  1,092,331     60,602,524             0.6%
  #Citigroup, Inc............................  9,041,167    298,720,158             2.9%
  #CME Group, Inc............................    319,869     85,027,578             0.8%
   JPMorgan Chase & Co.......................  1,496,828     64,333,667             0.6%
  #Loews Corp................................  2,340,216     96,253,084             1.0%
  #MetLife, Inc..............................  4,759,859    171,497,720             1.7%
   Morgan Stanley............................  3,765,813     65,073,249             0.7%
  #Prudential Financial, Inc.................  2,340,342    141,684,305             1.4%
  #SunTrust Banks, Inc.......................  2,564,707     62,271,086             0.6%
   Other Securities..........................               628,839,010             6.2%
                                                         --------------            ----
Total Financials.............................             1,877,044,693            18.5%
                                                         --------------            ----
Health Care -- (8.8%)
   Aetna, Inc................................  1,957,594     86,212,440             0.8%
   Humana, Inc...............................    698,778     56,377,409             0.6%
   Pfizer, Inc............................... 17,815,204    408,502,628             4.0%
   Thermo Fisher Scientific, Inc.............  1,994,284    110,981,905             1.1%
   WellPoint, Inc............................  2,067,263    140,201,777             1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                SHARES       VALUE+      OF NET ASSETS**
                                              ---------- --------------- ---------------
Health Care -- (Continued)
   Other Securities..........................            $   165,236,290             1.6%
                                                         --------------- ---------------
Total Health Care............................                967,512,449             9.5%
                                                         --------------- ---------------
Industrials -- (13.4%)
   CSX Corp..................................  6,342,908     141,510,277             1.4%
   General Electric Co....................... 21,867,055     428,156,937             4.2%
  #Norfolk Southern Corp.....................  2,045,548     149,181,816             1.5%
   Northrop Grumman Corp.....................  1,545,282      97,785,445             1.0%
   Tyco International, Ltd...................  1,433,965      80,488,455             0.8%
   Union Pacific Corp........................  2,422,164     272,348,120             2.7%
   Other Securities..........................                300,389,113             2.9%
                                                         --------------- ---------------
Total Industrials............................              1,469,860,163            14.5%
                                                         --------------- ---------------
Information Technology -- (3.5%)
   Other Securities..........................                378,920,592             3.7%
                                                         --------------- ---------------
Materials -- (2.7%)
  #Alcoa, Inc................................  5,357,434      52,127,833             0.5%
   International Paper Co....................  2,299,481      76,595,712             0.7%
   Other Securities..........................                171,903,835             1.7%
                                                         --------------- ---------------
Total Materials..............................                300,627,380             2.9%
                                                         --------------- ---------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................. 13,051,618     429,528,748             4.2%
  #CenturyLink, Inc..........................  2,300,437      88,704,851             0.9%
  #Verizon Communications, Inc...............  1,811,751      73,158,505             0.7%
   Other Securities..........................                 78,059,153             0.8%
                                                         --------------- ---------------
Total Telecommunication Services.............                669,451,257             6.6%
                                                         --------------- ---------------
Utilities -- (0.8%)
   Other Securities..........................                 82,481,799             0.8%
                                                         --------------- ---------------
TOTAL COMMON STOCKS..........................             10,142,405,125            99.8%
                                                         --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio -- Institutional Shares....... 31,844,654      31,844,654             0.3%
                                                         --------------- ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund                                                            785,569,107     785,569,107   7.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $375,124 FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198.............................................................    $        364         364,196   0.0%
                                                                                                          --------------- -----
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  785,933,303   7.7%
                                                                                                          --------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147).....................................................................              $10,960,183,082 107.8%
                                                                                                          =============== =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,645,583,310           --      -- $ 1,645,583,310
   Consumer Staples...........     924,387,873           --      --     924,387,873
   Energy.....................   1,826,535,609           --      --   1,826,535,609
   Financials.................   1,877,044,693           --      --   1,877,044,693
   Health Care................     967,512,449           --      --     967,512,449
   Industrials................   1,469,860,163           --      --   1,469,860,163
   Information Technology.....     378,920,592           --      --     378,920,592
   Materials..................     300,627,380           --      --     300,627,380
   Telecommunication Services.     669,451,257           --      --     669,451,257
   Utilities..................      82,481,799           --      --      82,481,799
Temporary Cash Investments....      31,844,654           --      --      31,844,654
Securities Lending Collateral.              -- $785,933,303      --     785,933,303
                               --------------- ------------ ------- ---------------
TOTAL......................... $10,174,249,779 $785,933,303      -- $10,960,183,082
                               =============== ============ ======= ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd.............. 1,490,363 $ 38,957,024             0.5%
   Wesfarmers, Ltd........................... 2,578,622   80,973,411             1.1%
   Other Securities..........................            226,937,336             3.2%
                                                        ------------ ---------------
TOTAL AUSTRALIA..............................            346,867,771             4.8%
                                                        ------------ ---------------
AUSTRIA -- (0.3%)
   Other Securities..........................             21,553,007             0.3%
                                                        ------------ ---------------
BELGIUM -- (0.8%)
   Other Securities..........................             62,916,268             0.9%
                                                        ------------ ---------------
CANADA -- (10.6%)
  #Encana Corp............................... 2,051,015   42,957,433             0.6%
  #Goldcorp, Inc............................. 1,677,120   64,225,793             0.9%
  #Manulife Financial Corp................... 4,206,497   57,528,749             0.8%
  #Sun Life Financial, Inc................... 1,513,735   37,113,592             0.5%
   Suncor Energy, Inc........................ 3,486,786  115,173,181             1.6%
  #Teck Resources, Ltd. Class B.............. 1,483,730   55,362,948             0.8%
  #Thomson Reuters Corp...................... 1,832,184   54,751,300             0.7%
  #TransCanada Corp.......................... 1,575,808   69,326,938             1.0%
   Other Securities..........................            383,877,001             5.3%
                                                        ------------ ---------------
TOTAL CANADA.................................            880,316,935            12.2%
                                                        ------------ ---------------
DENMARK -- (1.2%)
   Other Securities..........................            102,335,685             1.4%
                                                        ------------ ---------------
FINLAND -- (0.5%)
   Other Securities..........................             40,320,948             0.6%
                                                        ------------ ---------------
FRANCE -- (7.7%)
  #AXA SA.................................... 4,058,877   57,677,147             0.8%
   BNP Paribas SA............................ 1,248,772   50,399,590             0.7%
   Cie de Saint-Gobain SA.................... 1,039,077   43,626,019             0.6%
   France Telecom SA......................... 3,803,372   52,136,748             0.7%
   GDF Suez SA............................... 2,974,295   68,480,750             1.0%
  #Societe Generale SA....................... 1,558,512   36,896,510             0.5%
  #Vivendi SA................................ 3,567,218   65,981,070             0.9%
   Other Securities..........................            265,365,392             3.7%
                                                        ------------ ---------------
TOTAL FRANCE.................................            640,563,226             8.9%
                                                        ------------ ---------------
GERMANY -- (7.0%)
   Allianz SE................................   330,017   36,810,454             0.5%
   Bayerische Motoren Werke AG...............   660,431   62,814,886             0.9%
   Daimler AG................................ 2,088,586  115,564,409             1.6%
   Deutsche Bank AG.......................... 1,039,440   45,125,200             0.6%
  #Deutsche Telekom AG Sponsored ADR......... 3,099,741   35,337,047             0.5%
  #E.ON AG................................... 2,894,296   65,531,861             0.9%
  #Munchener Rueckversicherungs-Gesellschaft
   AG........................................   395,244   57,409,200             0.8%
   Other Securities..........................            159,791,238             2.2%
                                                        ------------ ---------------
TOTAL GERMANY................................            578,384,295             8.0%
                                                        ------------ ---------------
GREECE -- (0.1%)
   Other Securities..........................              4,120,169             0.1%
                                                        ------------            ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd.................... 5,618,000   53,856,729             0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................            $   83,058,768             1.2%
                                                         -------------- ---------------
TOTAL HONG KONG..............................               136,915,497             1.9%
                                                         -------------- ---------------
IRELAND -- (0.2%)
   Other Securities..........................                17,279,741             0.2%
                                                         -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities..........................                47,664,525             0.7%
                                                         -------------- ---------------
ITALY -- (1.2%)
   Other Securities..........................               102,282,841             1.4%
                                                         -------------- ---------------
JAPAN -- (17.4%)
   Mitsubishi Corp...........................  2,411,300     52,257,599             0.7%
   Mitsubishi Heavy Industries, Ltd..........  9,007,000     40,846,959             0.6%
   Mitsubishi UFJ Financial Group, Inc....... 17,167,906     82,431,923             1.2%
   Mitsui & Co., Ltd.........................  2,469,100     38,556,482             0.5%
   Sumitomo Corp.............................  3,241,900     46,071,274             0.6%
  #Toyota Motor Corp. Sponsored ADR..........    673,198     55,054,132             0.8%
   Other Securities..........................             1,131,567,900            15.7%
                                                         -------------- ---------------
TOTAL JAPAN..................................             1,446,786,269            20.1%
                                                         -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
NETHERLANDS -- (2.3%)
   ArcelorMittal NV..........................  2,446,831     42,506,116             0.6%
   Koninklijke Philips Electronics NV........  1,939,039     38,587,673             0.5%
   Other Securities..........................               113,298,898             1.6%
                                                         -------------- ---------------
TOTAL NETHERLANDS............................               194,392,687             2.7%
                                                         -------------- ---------------
NEW ZEALAND -- (0.1%)
   Other Securities..........................                 5,484,801             0.1%
                                                         -------------- ---------------
NORWAY -- (1.0%)
   Other Securities..........................                86,545,255             1.2%
                                                         -------------- ---------------
PORTUGAL -- (0.1%)
   Other Securities..........................                 8,206,069             0.1%
                                                         -------------- ---------------
SINGAPORE -- (1.0%)
   Other Securities..........................                79,091,216             1.1%
                                                         -------------- ---------------
SPAIN -- (1.4%)
   Other Securities..........................               114,294,255             1.6%
                                                         -------------- ---------------
SWEDEN -- (2.6%)
   Nordea Bank AB............................  5,275,564     46,690,917             0.6%
   Other Securities..........................               172,480,053             2.4%
                                                         -------------- ---------------
TOTAL SWEDEN.................................               219,170,970             3.0%
                                                         -------------- ---------------
SWITZERLAND -- (4.5%)
   Holcim, Ltd...............................    886,165     55,272,069             0.8%
  *Swiss Re, Ltd.............................  1,108,107     69,581,447             1.0%
  *UBS AG....................................  3,280,643     40,969,298             0.6%
   Zurich Insurance Group AG.................    225,125     55,156,285             0.7%
   Other Securities..........................               153,704,777             2.1%
                                                         -------------- ---------------
TOTAL SWITZERLAND............................               374,683,876             5.2%
                                                         -------------- ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                 SHARES         VALUE++     OF NET ASSETS**
                                              -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C...............................      8,175,916 $   40,920,432             0.6%
   Barclays P.L.C............................     11,591,752     41,038,889             0.6%
   Barclays P.L.C. Sponsored ADR.............      4,327,157     61,618,716             0.9%
   BP P.L.C. Sponsored ADR...................      4,848,222    210,461,317             2.9%
   International Power P.L.C.................      6,455,198     43,665,942             0.6%
   Kingfisher P.L.C..........................     10,285,817     48,507,558             0.7%
  *Lloyds Banking Group P.L.C................     76,981,994     38,640,671             0.5%
   Royal Dutch Shell P.L.C. ADR..............      3,323,210    243,790,686             3.4%
   Vodafone Group P.L.C......................     34,976,333     96,813,260             1.3%
   Vodafone Group P.L.C. Sponsored ADR.......      8,190,343    227,937,246             3.2%
   William Morrison Supermarkets P.L.C.......      8,127,143     37,017,257             0.5%
   Xstrata P.L.C.............................      5,211,952    100,098,296             1.4%
   Other Securities..........................                   396,933,279             5.5%
                                                             -------------- ---------------
TOTAL UNITED KINGDOM.........................                 1,587,443,549            22.1%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..........................                 7,097,619,855            98.6%
                                                             -------------- ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities..........................                    20,410,954             0.3%
                                                             -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities..........................                             2             0.0%
                                                             -------------- ---------------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT         VALUE+
                                              -------------- --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund...........  1,174,000,000  1,174,000,000            16.3%
   @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $200,496) to be repurchased at
   $196,566.................................. $          197        196,565             0.0%
                                                             -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 1,174,196,565            16.3%
                                                             -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $7,877,751,800)......................                $8,292,227,376           115.2%
                                                             ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277      -- $  346,867,771
   Austria....................             --     21,553,007      --     21,553,007
   Belgium....................      2,576,759     60,339,509      --     62,916,268
   Canada.....................    880,316,935             --      --    880,316,935
   Denmark....................             --    102,335,685      --    102,335,685
   Finland....................      1,505,997     38,814,951      --     40,320,948
   France.....................     25,911,691    614,651,535      --    640,563,226
   Germany....................     84,691,422    493,692,873      --    578,384,295
   Greece.....................             --      4,120,169      --      4,120,169
   Hong Kong..................             --    136,915,497      --    136,915,497
   Ireland....................      5,283,523     11,996,218      --     17,279,741
   Israel.....................      6,184,967     41,479,558      --     47,664,525
   Italy......................     21,219,340     81,063,501      --    102,282,841
   Japan......................    115,375,138  1,331,411,131      --  1,446,786,269
   Malaysia...................             --             --      --             --
   Netherlands................     11,737,570    182,655,117      --    194,392,687
   New Zealand................             --      5,484,801      --      5,484,801
   Norway.....................        289,916     86,255,339      --     86,545,255
   Portugal...................             --      8,206,069      --      8,206,069
   Singapore..................             --     79,091,216      --     79,091,216
   Spain......................      8,765,062    105,529,193      --    114,294,255
   Sweden.....................      9,516,859    209,654,111      --    219,170,970
   Switzerland................     46,723,453    327,960,423      --    374,683,876
   United Kingdom.............    807,957,592    779,485,957      --  1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954      --     20,410,954
Rights/Warrants
   Spain......................             --              2      --              2
Securities Lending Collateral.             --  1,174,196,565      --  1,174,196,565
                               -------------- -------------- ------- --------------
TOTAL......................... $2,033,039,718 $6,259,187,658      -- $8,292,227,376
                               ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
   Aoyama Trading Co., Ltd...................   257,600 $  5,314,739             0.3%
   Autobacs Seven Co., Ltd...................    97,200    4,664,943             0.3%
  *Haseko Corp............................... 6,572,500    4,735,838             0.3%
   Nifco, Inc................................   212,800    5,724,281             0.3%
   Onward Holdings Co., Ltd..................   557,000    4,355,674             0.2%
  *Pioneer Electronic Corp................... 1,050,900    5,303,473             0.3%
   Ryohin Keikaku Co., Ltd...................   103,400    5,613,665             0.3%
   Shimachu Co., Ltd.........................   203,600    4,586,562             0.3%
   Toyobo Co., Ltd........................... 3,695,000    5,030,586             0.3%
   Unipres Corp..............................   141,400    4,443,808             0.3%
   Other Securities..........................            338,872,159            19.6%
                                                        ------------ ---------------
Total Consumer Discretionary.................            388,645,728            22.5%
                                                        ------------ ---------------
Consumer Staples -- (8.8%)
   Nichirei Corp............................. 1,222,000    5,540,850             0.3%
   Sapporo Holdings, Ltd..................... 1,551,000    5,421,477             0.3%
   Takara Holdings, Inc......................   799,000    5,425,555             0.3%
   Tsuruha Holdings, Inc.....................    71,300    4,271,781             0.3%
   Other Securities..........................            145,509,154             8.4%
                                                        ------------ ---------------
Total Consumer Staples.......................            166,168,817             9.6%
                                                        ------------ ---------------
Energy -- (0.9%)
   Other Securities..........................             17,353,115             1.0%
                                                        ------------ ---------------
Financials -- (9.9%)
   Daishi Bank, Ltd. (The)................... 1,416,000    4,412,515             0.3%
   Hyakugo Bank, Ltd. (The).................. 1,045,609    4,341,692             0.2%
   Hyakujishi Bank, Ltd. (The)............... 1,031,000    4,382,610             0.3%
   Juroku Bank, Ltd.......................... 1,350,000    4,249,124             0.2%
   Musashino Bank, Ltd.......................   130,600    4,255,211             0.2%
   Ogaki Kyoritsu Bank, Ltd. (The)........... 1,318,000    4,509,698             0.3%
   San-in Godo Bank, Ltd. (The)..............   696,000    5,004,198             0.3%
  *Tokyo Tatemono Co., Ltd................... 1,726,000    6,373,349             0.4%
   Other Securities..........................            149,389,568             8.7%
                                                        ------------ ---------------
Total Financials.............................            186,917,965            10.9%
                                                        ------------ ---------------
Health Care -- (4.0%)
   Kaken Pharmaceutical Co., Ltd.............   353,000    4,365,666             0.3%
  #Nihon Kohden Corp.........................   168,900    4,926,486             0.3%
   Rohto Pharmaceutical Co., Ltd.............   408,000    5,225,995             0.3%
  #Sawai Pharmaceutical Co., Ltd.............    50,200    5,290,199             0.3%
   Toho Holdings Co., Ltd....................   217,700    4,231,416             0.2%
   Other Securities..........................             51,639,813             3.0%
                                                        ------------ ---------------
Total Health Care............................             75,679,575             4.4%
                                                        ------------ ---------------
Industrials -- (25.0%)
   COMSYS Holdings Corp......................   446,400    4,499,899             0.3%
   Duskin Co., Ltd...........................   222,800    4,313,834             0.2%
   Fujikura, Ltd............................. 1,609,000    5,002,804             0.3%
   Hitachi Zosen Corp........................ 3,511,500    4,727,978             0.3%
 #*Kawasaki Kisen Kaisha, Ltd................ 2,414,000    5,084,740             0.3%
  #Mori Seiki Co., Ltd.......................   433,100    4,316,570             0.2%
  #Nippon Sheet Glass Co., Ltd............... 4,060,000    5,258,558             0.3%
   OKUMA Corp................................   618,000    4,859,394             0.3%
  #OSG Corp..................................   322,000    5,082,316             0.3%
   Sankyu, Inc............................... 1,228,000    4,872,436             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
Industrials -- (Continued)
   Other Securities..........................              $  421,904,406            24.5%
                                                           -------------- ---------------
Total Industrials............................                 469,922,935            27.3%
                                                           -------------- ---------------
Information Technology -- (10.3%)
   Alps Electric Co., Ltd....................      744,600      6,772,423             0.4%
  #Anritsu Corp..............................      458,000      5,975,759             0.4%
  #Capcom Co., Ltd...........................      224,800      5,133,294             0.3%
   Horiba, Ltd...............................      169,150      5,931,139             0.3%
   IT Holdings Corp..........................      376,801      4,825,108             0.3%
   Net One Systems Co., Ltd..................      398,800      5,440,644             0.3%
  *Oki Electric Industry Co., Ltd............    3,097,000      5,272,140             0.3%
  #Taiyo Yuden Co., Ltd......................      479,400      5,127,204             0.3%
   Other Securities..........................                 148,444,745             8.6%
                                                           -------------- ---------------
Total Information Technology.................                 192,922,456            11.2%
                                                           -------------- ---------------
Materials -- (10.4%)
   Hokuetsu Kishu Paper Co., Ltd.............      862,199      5,518,801             0.3%
   Sumitomo Osaka Cement Co., Ltd............    1,819,000      5,513,885             0.3%
   Toagosei Co., Ltd.........................    1,096,000      4,745,000             0.3%
   Tokai Carbon Co., Ltd.....................      920,000      4,605,214             0.3%
  #Tokuyama Corp.............................    1,585,000      4,955,070             0.3%
   Other Securities..........................                 169,676,287             9.8%
                                                           -------------- ---------------
Total Materials..............................                 195,014,257            11.3%
                                                           -------------- ---------------
Telecommunication Services -- (0.1%)
   Other Securities..........................                   1,804,262             0.1%
                                                           -------------- ---------------
Utilities -- (0.5%)
   Other Securities..........................                   9,169,371             0.5%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................               1,703,598,481            98.8%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     123,722             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  176,000,000    176,000,000            10.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $86,800) to be repurchased at
     $85,099................................. $         85         85,098             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 176,085,098            10.2%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $1,922,647,272)......................              $1,879,807,301           109.0%
                                                           ============== ===============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  388,645,728      -- $  388,645,728
   Consumer Staples................      --    166,168,817      --    166,168,817
   Energy..........................      --     17,353,115      --     17,353,115
   Financials......................      --    186,917,965      --    186,917,965
   Health Care.....................      --     75,679,575      --     75,679,575
   Industrials.....................      --    469,922,935      --    469,922,935
   Information Technology..........      --    192,922,456      --    192,922,456
   Materials.......................      --    195,014,257      --    195,014,257
   Telecommunication Services......      --      1,804,262      --      1,804,262
   Utilities.......................      --      9,169,371      --      9,169,371
Rights/Warrants....................      --        123,722      --        123,722
Securities Lending Collateral......      --    176,085,098      --    176,085,098
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,879,807,301      -- $1,879,807,301
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
   Adelaide Brighton, Ltd....................  1,932,792 $  6,107,300             0.6%
   Ansell, Ltd...............................    503,479    7,751,084             0.8%
  #Aristocrat Leisure, Ltd...................  2,580,305    8,304,319             0.8%
 #*Aurora Oil & Gas, Ltd.....................  1,265,748    5,419,405             0.5%
   Ausdrill, Ltd.............................  1,466,628    6,215,427             0.6%
   Australian Infrastructure Fund NL.........  3,606,473    8,340,064             0.9%
  #Bank of Queensland, Ltd...................    860,925    6,650,240             0.7%
   Beach Energy, Ltd.........................  5,460,246    7,912,277             0.8%
  *BlueScope Steel, Ltd...................... 13,446,558    5,484,911             0.6%
   Boart Longyear, Ltd.......................  2,638,658   11,371,201             1.2%
   Bradken, Ltd..............................  1,022,589    7,850,379             0.8%
   carsales.com, Ltd.........................  1,220,399    7,275,224             0.7%
   CSR, Ltd..................................  2,491,176    4,505,200             0.5%
  #David Jones, Ltd..........................  3,152,271    8,116,562             0.8%
  *Downer EDI, Ltd...........................  1,857,964    6,935,942             0.7%
   DUET Group................................  4,637,733    8,903,588             0.9%
   DuluxGroup, Ltd...........................  2,167,142    6,963,319             0.7%
   Goodman Fielder, Ltd......................  8,296,037    5,673,840             0.6%
   GrainCorp, Ltd............................    759,612    7,272,752             0.7%
  #Independence Group NL.....................  1,024,848    4,610,704             0.5%
  #Invocare, Ltd.............................    633,106    5,527,566             0.6%
   IOOF Holdings, Ltd........................  1,074,600    6,934,601             0.7%
  #JB Hi-Fi, Ltd.............................    582,072    5,840,368             0.6%
  *Karoon Gas Australia, Ltd.................    667,086    4,436,232             0.4%
  #Kingsgate Consolidated, Ltd...............    770,040    4,940,592             0.5%
  #Medusa Mining, Ltd........................    844,923    5,021,889             0.5%
   Mineral Resources, Ltd....................    377,669    4,665,498             0.5%
  #Monadelphous Group, Ltd...................    319,624    7,689,311             0.8%
   Myer Holdings, Ltd........................  3,564,925    8,690,705             0.9%
   Navitas, Ltd..............................  1,189,617    4,865,080             0.5%
   NRW Holdings, Ltd.........................  1,174,775    4,959,746             0.5%
   OneSteel, Ltd.............................  5,711,238    7,652,068             0.8%
 #*Paladin Energy, Ltd.......................  4,096,983    6,714,584             0.7%
  #Perpetual Trustees Australia, Ltd.........    226,579    5,977,171             0.6%
   Primary Health Care, Ltd..................  1,960,174    5,757,029             0.6%
   Reece Australia, Ltd......................    238,457    4,602,136             0.5%
  *Regis Resources, Ltd......................  1,267,766    5,545,463             0.6%
  *Resolute Mining, Ltd......................  3,133,646    5,456,493             0.6%
  #SAI Global, Ltd...........................  1,180,630    6,439,134             0.7%
   Seek, Ltd.................................    666,916    4,932,239             0.5%
   Spark Infrastructure Group, Ltd...........  5,543,872    8,360,511             0.9%
  *St. Barbara, Ltd..........................  1,946,083    4,612,536             0.5%
   Super Retail Group, Ltd...................  1,291,876   10,391,522             1.1%
  #Transfield Services, Ltd..................  2,133,558    5,031,607             0.5%
   Other Securities..........................             336,021,213            34.5%
                                                         ------------ ---------------
TOTAL AUSTRALIA..............................             622,729,032            64.0%
                                                         ------------ ---------------
CANADA -- (0.1%)
   Other Securities..........................                 743,462             0.1%
                                                         ------------ ---------------
CHINA -- (0.0%)
   Other Securities..........................                 272,562             0.0%
                                                         ------------ ---------------
HONG KONG -- (13.7%)
   Giordano International, Ltd...............  7,162,000    6,217,767             0.7%
   Pacific Basin Shipping, Ltd...............  9,662,000    5,056,217             0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................              $  149,776,841            15.4%
                                                           -------------- ---------------
TOTAL HONG KONG..............................                 161,050,825            16.6%
                                                           -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                       4,263             0.0%
                                                           -------------- ---------------
NEW ZEALAND -- (5.6%)
   Fisher & Paykel Healthcare Corp., Ltd.....    2,987,527      5,420,503             0.6%
   Port of Tauranga, Ltd.....................      528,322      4,965,527             0.5%
   Sky Network Television, Ltd...............    1,006,593      4,486,236             0.5%
   SKYCITY Entertainment Group, Ltd..........    3,227,185     10,127,092             1.0%
   Other Securities..........................                  40,911,929             4.2%
                                                           -------------- ---------------
TOTAL NEW ZEALAND............................                  65,911,287             6.8%
                                                           -------------- ---------------
SINGAPORE -- (9.6%)
   Other Securities..........................                 113,320,189            11.6%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities..........................                       8,865             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................                 964,040,485            99.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities..........................                      58,823             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities..........................                      22,286             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities..........................                      16,453             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      97,562             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund...........  212,000,000    212,000,000            21.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $60,378) to be repurchased at
     $59,194................................. $         59         59,194             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 212,059,194            21.8%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,401,975)......................              $1,176,197,241           120.9%
                                                           ============== ===============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Australia.......................      -- $  622,729,032      -- $  622,729,032
   Canada..........................      --        743,462      --        743,462
   China...........................      --        272,562      --        272,562
   Hong Kong.......................      --    161,050,825      --    161,050,825
   Malaysia........................      --          4,263      --          4,263
   New Zealand.....................      --     65,911,287      --     65,911,287
   Singapore.......................      --    113,320,189      --    113,320,189
   United Kingdom..................      --          8,865      --          8,865
Rights/Warrants
   Australia.......................      --         58,823      --         58,823
   Hong Kong.......................      --         22,286      --         22,286
   Singapore.......................      --         16,453      --         16,453
Securities Lending Collateral......      --    212,059,194      --    212,059,194
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,176,197,241      -- $1,176,197,241
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
   Aegis Group P.L.C.........................  3,314,004 $  9,561,820             0.7%
  *Berkeley Group Holdings P.L.C. (The)......    517,118   10,752,621             0.8%
   GKN P.L.C.................................  3,414,280   11,292,644             0.8%
   Greene King P.L.C.........................  1,421,372   11,778,569             0.9%
   Inchcape P.L.C............................  1,915,975   11,382,977             0.9%
   Informa P.L.C.............................  2,292,105   15,426,586             1.2%
   ITV P.L.C.................................  8,448,636   11,480,210             0.9%
   Ladbrokes P.L.C...........................  3,578,739   10,422,240             0.8%
   Persimmon P.L.C...........................  1,177,634   12,010,988             0.9%
   Rightmove P.L.C...........................    378,372    9,466,824             0.7%
  *Taylor Wimpey P.L.C....................... 12,262,982   10,002,199             0.7%
   UBM P.L.C.................................    920,989    8,813,896             0.7%
   William Hill P.L.C........................  2,894,680   13,222,456             1.0%
   Other Securities..........................             153,623,532            11.6%
                                                         ------------ ---------------
Total Consumer Discretionary.................             299,237,562            22.6%
                                                         ------------ ---------------
Consumer Staples -- (4.0%)
   Tate & Lyle P.L.C.........................  1,074,000   12,038,743             0.9%
   Other Securities..........................              40,342,941             3.1%
                                                         ------------ ---------------
Total Consumer Staples.......................              52,381,684             4.0%
                                                         ------------ ---------------
Energy -- (5.0%)
  *Afren P.L.C...............................  3,944,497    8,635,726             0.6%
  *John Wood Group P.L.C.....................  1,034,385   13,135,082             1.0%
  *Premier Oil P.L.C.........................  1,895,355   11,534,115             0.9%
   Other Securities..........................              33,277,294             2.5%
                                                         ------------ ---------------
Total Energy.................................              66,582,217             5.0%
                                                         ------------ ---------------
Financials -- (13.0%)
   Aberdeen Asset Management P.L.C...........  2,820,342   12,939,383             1.0%
   Amlin P.L.C...............................  1,918,231   10,273,769             0.8%
   Catlin Group, Ltd.........................  1,357,851    9,302,885             0.7%
   Hiscox, Ltd...............................  1,574,362   10,182,158             0.7%
   IG Group Holdings P.L.C...................  1,317,769    9,901,769             0.7%
   London Stock Exchange Group P.L.C.........    579,642   10,234,019             0.8%
   Provident Financial P.L.C.................    499,581    9,372,750             0.7%
   Other Securities..........................              99,378,068             7.5%
                                                         ------------ ---------------
Total Financials.............................             171,584,801            12.9%
                                                         ------------ ---------------
Health Care -- (2.0%)
   Other Securities..........................              25,992,837             2.0%
                                                         ------------ ---------------
Industrials -- (29.3%)
   Babcock International Group P.L.C.........  1,446,405   19,522,264             1.5%
   Balfour Beatty P.L.C......................  2,850,059   12,077,514             0.9%
   BBA Aviation P.L.C........................  2,792,163    8,954,960             0.7%
   Bodycote P.L.C............................  1,253,236    8,655,246             0.6%
   Cobham P.L.C..............................  3,906,025   14,362,374             1.1%
   Cookson Group P.L.C.......................  1,142,420   13,457,785             1.0%
   IMI P.L.C.................................  1,016,818   16,334,097             1.2%
   Intertek Group P.L.C......................    456,070   18,620,838             1.4%
   Invensys P.L.C............................  2,433,434    8,778,406             0.7%
   Meggitt P.L.C.............................  2,409,961   15,981,325             1.2%
   Melrose P.L.C.............................  1,583,124   11,233,829             0.8%
   Michael Page International P.L.C..........  1,310,832    8,857,530             0.7%
  *Rentokil Initial P.L.C....................  6,788,052    9,547,632             0.7%
   Rotork P.L.C..............................    366,679   13,138,331             1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C............   320,648 $   12,004,620             0.9%
   Travis Perkins P.L.C......................   922,110     15,731,933             1.2%
   Other Securities..........................              181,415,508            13.7%
                                                        -------------- ---------------
Total Industrials............................              388,674,192            29.3%
                                                        -------------- ---------------
Information Technology -- (10.8%)
   Halma P.L.C............................... 1,549,740     10,191,618             0.7%
  *Imagination Technologies Group P.L.C......   961,901     10,731,597             0.8%
  *Misys P.L.C............................... 1,604,251      9,085,315             0.7%
   Spectris P.L.C............................   515,234     15,775,629             1.2%
   Other Securities..........................               97,868,670             7.4%
                                                        -------------- ---------------
Total Information Technology.................              143,652,829            10.8%
                                                        -------------- ---------------
Materials -- (7.9%)
   Croda International P.L.C.................   508,309     18,410,337             1.4%
   DS Smith P.L.C............................ 4,475,611     12,191,635             0.9%
   Mondi P.L.C............................... 1,236,260     11,495,279             0.9%
   Other Securities..........................               62,474,026             4.7%
                                                        -------------- ---------------
Total Materials..............................              104,571,277             7.9%
                                                        -------------- ---------------
Telecommunication Services -- (2.4%)
  *Inmarsat P.L.C............................ 1,585,110     11,310,909             0.8%
   Other Securities..........................               20,720,899             1.6%
                                                        -------------- ---------------
Total Telecommunication Services.............               32,031,808             2.4%
                                                        -------------- ---------------
Utilities -- (2.3%)
   Drax Group P.L.C.......................... 1,492,564     13,151,706             1.0%
   Pennon Group P.L.C........................ 1,434,955     17,133,247             1.3%
   Other Securities..........................                  255,717             0.0%
                                                        -------------- ---------------
Total Utilities..............................               30,540,670             2.3%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            1,315,249,877            99.2%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................                    9,711             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                  187,888             0.0%
                                                        -------------- ---------------

                                               SHARES/
                                                FACE
                                               AMOUNT        VALUE+
                                              ---------- --------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund...........  6,000,000      6,000,000           0.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $2,811,775) to be repurchased
     at $2,756,658........................... $    2,757      2,756,642           0.2%
                                                         -------------- -------------
TOTAL SECURITIES LENDING COLLATERAL..........                 8,756,642           0.6%
                                                         -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,141,647,483)......................            $1,324,204,118          99.8%
                                                         ============== =============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  299,237,562      -- $  299,237,562
   Consumer Staples................      --     52,381,684      --     52,381,684
   Energy..........................      --     66,582,217      --     66,582,217
   Financials......................      --    171,584,801      --    171,584,801
   Health Care.....................      --     25,992,837      --     25,992,837
   Industrials.....................      --    388,674,192      --    388,674,192
   Information Technology..........      --    143,652,829      --    143,652,829
   Materials.......................      --    104,571,277      --    104,571,277
   Telecommunication Services......      --     32,031,808      --     32,031,808
   Utilities.......................      --     30,540,670      --     30,540,670
Preferred Stocks
   Consumer Staples................      --          9,711      --          9,711
Rights/Warrants....................      --        187,888      --        187,888
Securities Lending Collateral......      --      8,756,642      --      8,756,642
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,324,204,118      -- $1,324,204,118
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)
   Other Securities..........................           $ 52,671,225             2.5%
                                                        ------------ ---------------
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV.................   102,814    8,817,758             0.4%
   Other Securities..........................             65,675,941             3.1%
                                                        ------------ ---------------
TOTAL BELGIUM................................             74,493,699             3.5%
                                                        ------------ ---------------
DENMARK -- (2.9%)
   GN Store Nord A.S.........................   803,034    9,009,020             0.4%
  *Topdanmark A.S............................    53,386    9,159,428             0.5%
   Other Securities..........................             57,142,541             2.7%
                                                        ------------ ---------------
TOTAL DENMARK................................             75,310,989             3.6%
                                                        ------------ ---------------
FINLAND -- (5.7%)
  #Elisa Oyj.................................   494,801   11,158,479             0.5%
   KCI Konecranes Oyj........................   245,559    7,480,806             0.4%
   Orion Oyj Series B........................   344,811    7,033,700             0.3%
   Outotec Oyj...............................   163,942    8,828,275             0.4%
   Yit Oyj...................................   414,815    8,914,555             0.4%
   Other Securities..........................            104,236,994             5.0%
                                                        ------------ ---------------
TOTAL FINLAND................................            147,652,809             7.0%
                                                        ------------ ---------------
FRANCE -- (9.0%)
   Arkema SA.................................   100,646    8,926,181             0.4%
   Gemalto NV................................   100,369    7,476,909             0.4%
  #Havas SA.................................. 1,237,226    7,002,843             0.3%
   Remy Cointreau SA.........................    71,810    8,008,279             0.4%
   Societe BIC SA............................    64,009    7,050,792             0.3%
   Valeo SA..................................   149,480    7,351,139             0.4%
   Zodiac Aerospace SA.......................    73,650    8,104,728             0.4%
   Other Securities..........................            181,530,886             8.6%
                                                        ------------ ---------------
TOTAL FRANCE.................................            235,451,757            11.2%
                                                        ------------ ---------------
GERMANY -- (11.9%)
 #*Aareal Bank AG............................   423,110    8,172,145             0.4%
   Aurubis AG................................   153,470    8,541,664             0.4%
   Bilfinger Berger SE.......................    83,683    7,656,315             0.4%
  #Fuchs Petrolub AG.........................   139,623    7,790,815             0.4%
   MTU Aero Engines Holding AG...............   133,417   11,241,302             0.5%
   Rheinmetall AG............................   126,838    7,127,545             0.3%
   Rhoen-Klinikum AG.........................   406,308   11,434,061             0.5%
 #*SGL Carbon SE.............................   229,387   10,484,139             0.5%
   Symrise AG................................   330,233    9,570,836             0.5%
   Other Securities..........................            227,268,689            10.8%
                                                        ------------ ---------------
TOTAL GERMANY................................            309,287,511            14.7%
                                                        ------------ ---------------
GREECE -- (1.7%)
   Other Securities..........................             44,724,383             2.1%
                                                        ------------ ---------------
IRELAND -- (2.7%)
   DCC P.L.C.................................   308,989    7,813,596             0.4%
   Dragon Oil P.L.C.......................... 1,051,459    9,944,849             0.5%
   Paddy Power P.L.C.........................   180,573   11,787,740             0.5%
   Other Securities..........................             40,235,214             1.9%
                                                        ------------ ---------------
TOTAL IRELAND................................             69,781,399             3.3%
                                                        ------------ ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
ISRAEL -- (2.2%)
   Other Securities..........................           $   56,498,400             2.7%
                                                        -------------- ---------------
ITALY -- (6.4%)
  #Banca Popolare di Sondrio Scarl........... 1,122,536      7,563,379             0.4%
   Prysmian SpA..............................   653,038     10,637,244             0.5%
   Other Securities..........................              148,657,496             7.0%
                                                        -------------- ---------------
TOTAL ITALY..................................              166,858,119             7.9%
                                                        -------------- ---------------
NETHERLANDS -- (4.3%)
   Aalberts Industries NV....................   403,971      7,752,781             0.4%
  #ASM International NV......................   205,174      7,263,574             0.3%
  #Imtech NV.................................   304,306      8,605,181             0.4%
   Nutreco NV................................   152,966     11,117,129             0.5%
   SBM Offshore NV...........................   380,277      6,922,206             0.3%
   Other Securities..........................               70,607,576             3.4%
                                                        -------------- ---------------
TOTAL NETHERLANDS............................              112,268,447             5.3%
                                                        -------------- ---------------
NORWAY -- (2.9%)
   Other Securities..........................               74,892,102             3.6%
                                                        -------------- ---------------
PORTUGAL -- (0.8%)
   Other Securities..........................               21,194,376             1.0%
                                                        -------------- ---------------
SPAIN -- (3.9%)
   Viscofan SA...............................   185,838      8,411,849             0.4%
   Other Securities..........................               93,481,680             4.4%
                                                        -------------- ---------------
TOTAL SPAIN..................................              101,893,529             4.8%
                                                        -------------- ---------------
SWEDEN -- (8.4%)
   Castellum AB..............................   585,573      7,414,723             0.4%
   Elekta AB Series B........................   174,406      8,820,215             0.4%
  *Lundin Petroleum AB.......................   355,036      7,067,087             0.3%
   Meda AB Series A..........................   831,147      8,219,556             0.4%
   Trelleborg AB Series B....................   970,775     11,131,201             0.5%
   Other Securities..........................              174,959,017             8.3%
                                                        -------------- ---------------
TOTAL SWEDEN.................................              217,611,799            10.3%
                                                        -------------- ---------------
SWITZERLAND -- (12.6%)
   Aryzta AG.................................   234,309     11,802,736             0.6%
  *Clariant AG...............................   699,758      8,908,753             0.4%
  *Dufry AG..................................    65,162      8,849,964             0.4%
  #Galenica Holding AG.......................    18,828     12,849,335             0.6%
   GAM Holding AG............................   780,910     10,039,056             0.5%
   Helvetia Holding AG.......................    22,754      8,161,346             0.4%
   Lonza Group AG............................   154,508      6,971,610             0.3%
  *PSP Swiss Property AG.....................   148,327     13,329,434             0.6%
   Sulzer AG.................................    61,232      8,818,601             0.4%
  #Swiss Life Holding AG.....................    99,751     10,203,294             0.5%
   Other Securities..........................              229,459,144            10.9%
                                                        -------------- ---------------
TOTAL SWITZERLAND............................              329,393,273            15.6%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,089,983,817            99.1%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Other Securities..........................                  199,447             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities..........................                    2,102             0.0%
                                                        -------------- ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                               SHARES        VALUE++     OF NET ASSETS**
                                                             ------------ -------------- ---------------
DENMARK -- (0.0%)
  Other Securities..........................................              $       27,858             0.0%
                                                                          -------------- ---------------
FRANCE -- (0.0%)
  Other Securities..........................................                         821             0.0%
                                                                          -------------- ---------------
GERMANY -- (0.0%)
  Other Securities..........................................                          --             0.0%
                                                                          -------------- ---------------
PORTUGAL -- (0.1%)
  Other Securities..........................................                     991,437             0.1%
                                                                          -------------- ---------------
SWITZERLAND -- (0.0%)
  Other Securities..........................................                          67             0.0%
                                                                          -------------- ---------------
TOTAL RIGHTS/WARRANTS.......................................                   1,022,285             0.1%
                                                                          -------------- ---------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S)@DFA Short Term Investment Fund..........................  510,000,000    510,000,000            24.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $967,183) to be repurchased at $948,225................ $        948        948,219             0.0%
                                                                          -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 510,948,219            24.2%
                                                                          -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,636,410,543).....................................              $2,602,153,768           123.4%
                                                                          ============== ===============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   52,671,225      -- $   52,671,225
   Belgium....................         --     74,493,699      --     74,493,699
   Denmark....................         --     75,310,989      --     75,310,989
   Finland....................         --    147,652,809      --    147,652,809
   France.....................         --    235,451,757      --    235,451,757
   Germany....................         --    309,287,511      --    309,287,511
   Greece.....................         --     44,724,383      --     44,724,383
   Ireland....................         --     69,781,399      --     69,781,399
   Israel..................... $1,655,134     54,843,266      --     56,498,400
   Italy......................         --    166,858,119      --    166,858,119
   Netherlands................         --    112,268,447      --    112,268,447
   Norway.....................         --     74,892,102      --     74,892,102
   Portugal...................         --     21,194,376      --     21,194,376
   Spain......................         --    101,893,529      --    101,893,529
   Sweden.....................         --    217,611,799      --    217,611,799
   Switzerland................         --    329,393,273      --    329,393,273
Preferred Stocks
   Sweden.....................         --        199,447      --        199,447
Rights/Warrants
   Belgium....................         --          2,102      --          2,102
   Denmark....................         --         27,858      --         27,858
   France.....................         --            821      --            821
   Germany....................         --             --      --             --
   Portugal...................         --        991,437      --        991,437
   Switzerland................         --             67      --             67
Securities Lending Collateral.         --    510,948,219      --    510,948,219
                               ---------- -------------- ------- --------------
TOTAL......................... $1,655,134 $2,600,498,634      -- $2,602,153,768
                               ========== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (9.1%)
   Astral Media, Inc. Class A................   197,447 $  9,757,921             1.3%
   Cineplex, Inc.............................   222,359    6,770,824             0.9%
  #Corus Entertainment, Inc. Class B.........   304,900    7,518,716             1.0%
   Groupe Aeroplan, Inc......................   696,151    8,949,858             1.2%
 #*Imax Corp.................................   260,537    6,237,485             0.8%
   Quebecor, Inc. Class B....................   111,093    4,366,798             0.6%
  #RONA, Inc.................................   677,175    7,266,341             1.0%
   Other Securities..........................             35,146,867             4.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................             86,014,810            11.6%
                                                        ------------ ---------------
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc.....................   375,500    4,907,329             0.7%
   Other Securities..........................             18,931,038             2.5%
                                                        ------------ ---------------
Total Consumer Staples.......................             23,838,367             3.2%
                                                        ------------ ---------------
Energy -- (19.3%)
 #*BlackPearl Resources, Inc................. 1,106,385    4,972,769             0.7%
  *Flint Energy Services, Ltd................   189,506    4,778,655             0.6%
  *Gran Tierra Energy, Inc................... 1,003,351    6,469,956             0.9%
  *Legacy Oil & Gas, Inc.....................   523,090    4,564,494             0.6%
   Mullen Group, Ltd.........................   292,057    6,326,892             0.8%
 #*Petrobank Energy & Resources, Ltd.........   410,065    5,877,937             0.8%
   Petrominerales, Ltd.......................   330,464    4,833,937             0.6%
   ShawCor, Ltd. Class A.....................   222,500    7,196,310             1.0%
   Veresen, Inc..............................   278,043    4,247,273             0.6%
   Other Securities..........................            133,750,601            18.1%
                                                        ------------ ---------------
Total Energy.................................            183,018,824            24.7%
                                                        ------------ ---------------
Financials -- (6.9%)
   AGF Management, Ltd. Class B..............   334,079    4,616,266             0.6%
  #Canadian Western Bank.....................   271,572    7,887,231             1.1%
   Davis & Henderson Corp....................   235,099    4,507,542             0.6%
  #Home Capital Group, Inc...................   120,600    5,867,324             0.8%
   Laurentian Bank of Canada.................   102,700    4,577,498             0.6%
   MI Developments, Inc......................   182,598    6,454,747             0.9%
   TMX Group, Inc............................   231,476   10,567,968             1.4%
   Other Securities..........................             21,297,970             2.9%
                                                        ------------ ---------------
Total Financials.............................             65,776,546             8.9%
                                                        ------------ ---------------
Health Care -- (1.8%)
  #Nordion, Inc..............................   464,108    4,237,743             0.6%
   Other Securities..........................             12,330,736             1.6%
                                                        ------------ ---------------
Total Health Care............................             16,568,479             2.2%
                                                        ------------ ---------------
Industrials -- (9.1%)
   Progressive Waste Solutions, Ltd..........   209,167    4,537,580             0.6%
  #Ritchie Brothers Auctioneers, Inc.........   244,637    5,175,799             0.7%
  #Russel Metals, Inc........................   244,400    6,707,176             0.9%
  #Stantec, Inc..............................   174,795    5,710,011             0.8%
  #Toromont Industries, Ltd..................   291,567    6,534,690             0.9%
   TransForce, Inc...........................   314,697    5,692,803             0.8%
 #*Westport Innovations, Inc.................   189,501    5,946,784             0.8%
   Other Securities..........................             46,231,424             6.2%
                                                        ------------ ---------------
Total Industrials............................             86,536,267            11.7%
                                                        ------------ ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE++    OF NET ASSETS**
                                              ------------ ------------ ---------------
Information Technology -- (3.8%)
  *Celestica, Inc............................      854,007 $  7,650,921        1.0%
   MacDonald Dettweiler & Associates, Ltd....      120,853    5,488,147        0.8%
   Other Securities..........................                23,200,415        3.1%
                                                           ------------      -----
Total Information Technology.................                36,339,483        4.9%
                                                           ------------      -----
Materials -- (21.9%)
  #Alamos Gold, Inc..........................      423,220    7,745,931        1.0%
 #*AuRico Gold, Inc..........................      967,321    8,891,304        1.2%
  *B2Gold Corp...............................    1,310,750    4,949,231        0.7%
  *Canfor Corp...............................      396,255    4,340,213        0.6%
  *First Majestic Silver Corp................      400,683    6,303,198        0.9%
   HudBay Minerals, Inc......................      697,766    7,346,021        1.0%
  #Major Drilling Group International, Inc...      319,200    4,791,958        0.7%
  *Neo Material Technologies, Inc............      414,300    4,567,219        0.6%
 #*NovaGold Resources, Inc...................      845,155    6,091,516        0.8%
   Pan American Silver Corp..................      320,761    6,237,613        0.8%
   SEMAFO, Inc...............................      956,185    4,859,087        0.7%
  #Sherritt International Corp...............    1,571,926    8,990,618        1.2%
   West Fraser Timber Co., Ltd...............      135,316    5,949,055        0.8%
   Other Securities..........................               126,089,753       17.0%
                                                           ------------      -----
Total Materials..............................               207,152,717       28.0%
                                                           ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities..........................                 3,389,649        0.5%
                                                           ------------      -----
Utilities -- (3.0%)
   Capital Power Corp........................      235,321    5,579,003        0.7%
   Just Energy Group, Inc....................      553,878    7,283,368        1.0%
   Northland Power, Inc......................      281,985    5,038,250        0.7%
   Other Securities..........................                10,202,401        1.4%
                                                           ------------      -----
Total Utilities..............................                28,103,022        3.8%
                                                           ------------      -----
TOTAL COMMON STOCKS..........................               736,738,164       99.5%
                                                           ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                    11,035        0.0%
                                                           ------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT       VALUE+
                                              ------------ ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (22.2%)
(S)@DFA Short Term Investment Fund...........  210,000,000  210,000,000       28.4%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $804,524) to be repurchased at
   $788,754.................................. $        789      788,749        0.1%
                                                           ------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........               210,788,749       28.5%
                                                           ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,003,196,299)......................              $947,537,948      128.0%
                                                           ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 86,014,810           --      -- $ 86,014,810
    Consumer Staples...........   23,838,367           --      --   23,838,367
    Energy.....................  183,018,824           --      --  183,018,824
    Financials.................   65,776,546           --      --   65,776,546
    Health Care................   16,568,479           --      --   16,568,479
    Industrials................   86,536,267           --      --   86,536,267
    Information Technology.....   36,339,483           --      --   36,339,483
    Materials..................  207,094,072 $     58,645      --  207,152,717
    Telecommunication Services.    3,389,649           --      --    3,389,649
    Utilities..................   28,103,022           --      --   28,103,022
 Rights/Warrants...............           --       11,035      --       11,035
 Securities Lending Collateral.           --  210,788,749      --  210,788,749
                                ------------ ------------ ------- ------------
 TOTAL......................... $736,679,519 $210,858,429      -- $947,537,948
                                ============ ============ ======= ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   Other Securities.............................            $         --         0.0%
                                                            ------------     -------
BRAZIL -- (5.9%)
   BRF--Brasil Foods SA ADR.....................    594,060   10,948,526         0.4%
   Petroleo Brasilerio SA ADR...................  1,114,189   26,228,009         0.9%
  #Vale SA Sponsored ADR........................    834,273   18,520,861         0.7%
   Other Securities.............................             123,364,606         4.4%
                                                            ------------     -------
TOTAL BRAZIL....................................             179,062,002         6.4%
                                                            ------------     -------
CHILE -- (1.9%)
   Other Securities.............................              55,744,793         2.0%
                                                            ------------     -------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H................. 48,700,100   20,279,780         0.7%
   China Construction Bank Corp. Series H....... 34,837,590   27,080,269         1.0%
   China Life Insurance Co., Ltd. ADR...........    323,770   12,937,849         0.5%
   China Mobile, Ltd. Sponsored ADR.............    797,772   44,148,702         1.6%
   China Petroleum & Chemical Corp. ADR.........    106,449   11,227,176         0.4%
   China Shenhua Energy Co., Ltd. Series H......  2,191,000    9,675,568         0.3%
  #CNOOC, Ltd. ADR..............................    104,300   22,075,095         0.8%
   Industrial & Commercial Bank of China, Ltd.
     Series H................................... 37,226,185   24,686,592         0.9%
   PetroChina Co., Ltd. ADR.....................    141,210   21,014,872         0.7%
   Tencent Holdings, Ltd........................    700,600   21,935,413         0.8%
   Other Securities.............................             203,039,332         7.2%
                                                            ------------     -------
TOTAL CHINA.....................................             418,100,648        14.9%
                                                            ------------     -------
COLOMBIA -- (0.5%)
   Other Securities.............................              13,526,504         0.5%
                                                            ------------     -------
CZECH REPUBLIC -- (0.4%)
   Other Securities.............................              13,102,849         0.5%
                                                            ------------     -------
EGYPT -- (0.1%)
   Other Securities.............................               3,543,656         0.1%
                                                            ------------     -------
HUNGARY -- (0.4%)
   Other Securities.............................              11,143,498         0.4%
                                                            ------------     -------
INDIA -- (7.7%)
   HDFC Bank, Ltd...............................  1,530,370   15,759,729         0.6%
   ICICI Bank, Ltd. Sponsored ADR...............    306,356   10,382,405         0.4%
   Infosys, Ltd.................................    214,112    9,928,308         0.3%
   ITC, Ltd.....................................  2,298,662   10,699,022         0.4%
   Reliance Industries, Ltd.....................  1,432,266   20,202,207         0.7%
   Tata Consultancy Services, Ltd...............    481,215   11,380,070         0.4%
   Other Securities.............................             152,234,637         5.4%
                                                            ------------     -------
TOTAL INDIA.....................................             230,586,378         8.2%
                                                            ------------     -------
INDONESIA -- (2.8%)
   PT Astra International Tbk...................  1,995,561   15,367,354         0.5%
   Other Securities.............................              70,120,377         2.5%
                                                            ------------     -------
TOTAL INDONESIA.................................              85,487,731         3.0%
                                                            ------------     -------
ISRAEL -- (0.0%)
   Other Securities.............................                      19         0.0%
                                                            ------------     -------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad...................  3,992,654    9,756,875         0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities.............................            $ 98,684,002         3.5%
                                                            ------------     -------
TOTAL MALAYSIA..................................             108,440,877         3.9%
                                                            ------------     -------
MEXICO -- (5.6%)
   America Movil S.A.B. de C.V. Series L........ 33,690,314   45,003,356         1.6%
   Fomento Economico Mexicano S.A.B. de C.V.....  2,109,900   17,135,512         0.6%
  #Grupo Mexico S.A.B. de C.V. Series B.........  3,938,416   12,136,391         0.4%
   Wal-Mart de Mexico S.A.B. de C.V. Series V...  6,153,180   17,596,103         0.6%
   Other Securities.............................              77,335,308         2.8%
                                                            ------------     -------
TOTAL MEXICO....................................             169,206,670         6.0%
                                                            ------------     -------
PERU -- (0.5%)
   Other Securities.............................              14,320,940         0.5%
                                                            ------------     -------
PHILIPPINES -- (1.0%)
   Other Securities.............................              28,954,647         1.0%
                                                            ------------     -------
POLAND -- (1.3%)
   Other Securities.............................              39,031,170         1.4%
                                                            ------------     -------
RUSSIA -- (4.2%)
   Gazprom OAO Sponsored ADR....................  4,226,507   48,951,667         1.7%
   Lukoil OAO Sponsored ADR.....................    376,321   23,151,730         0.8%
   MMC Norilsk Nickel JSC ADR...................    532,268    9,468,893         0.3%
   Rosneft Oil Co. GDR..........................  1,491,147   10,677,377         0.4%
   Other Securities.............................              35,159,134         1.3%
                                                            ------------     -------
TOTAL RUSSIA....................................             127,408,801         4.5%
                                                            ------------     -------
SOUTH AFRICA -- (7.6%)
   MTN Group, Ltd...............................  1,584,640   27,223,049         1.0%
   Naspers, Ltd. Series N.......................    304,989   18,368,740         0.7%
   Sasol, Ltd. Sponsored ADR....................    621,195   29,463,279         1.0%
   Standard Bank Group, Ltd.....................    948,719   13,925,268         0.5%
   Other Securities.............................             140,665,815         5.0%
                                                            ------------     -------
TOTAL SOUTH AFRICA..............................             229,646,151         8.2%
                                                            ------------     -------
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd............     39,020    9,696,474         0.4%
   Hyundai Mobis................................     53,070   14,348,373         0.5%
   Hyundai Motor Co., Ltd.......................    106,999   25,259,284         0.9%
   Kia Motors Corp..............................    224,568   16,478,573         0.6%
   POSCO........................................     46,060   15,258,688         0.5%
   Samsung Electronics Co., Ltd.................     69,482   85,043,282         3.0%
   Samsung Electronics Co., Ltd. GDR............     49,372   30,128,714         1.1%
   Other Securities.............................             220,743,407         7.9%
                                                            ------------     -------
TOTAL SOUTH KOREA...............................             416,956,795        14.9%
                                                            ------------     -------
TAIWAN -- (10.2%)
   Formosa Chemicals & Fiber Co., Ltd...........  3,322,445    9,589,751         0.3%
   Formosa Plastics Corp........................  4,070,648   11,513,425         0.4%
   Hon Hai Precision Industry Co., Ltd..........  6,378,096   19,150,133         0.7%
   Nan Ya Plastic Corp..........................  5,377,564   11,033,718         0.4%
   Taiwan Semiconductor Manufacturing Co., Ltd.. 19,090,808   56,425,489         2.0%
   Other Securities.............................             200,573,325         7.2%
                                                            ------------     -------
TOTAL TAIWAN....................................             308,285,841        11.0%
                                                            ------------     -------
THAILAND -- (2.4%)
   Other Securities.............................              73,722,861         2.6%
                                                            ------------     -------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
TURKEY -- (1.4%)
   Other Securities.......................................................              $   43,149,079         1.5%
                                                                                        --------------     -------
TOTAL COMMON STOCKS.......................................................               2,569,421,910        91.5%
                                                                                        --------------     -------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   Banco Bradesco SA......................................................    1,656,632     26,420,593         0.9%
   Cia de Bebidas das Americas SA ADR.....................................      622,039     26,113,197         0.9%
   Itau Unibanco Holding SA...............................................    1,765,700     27,706,155         1.0%
   Petroleo Brasilerio SA ADR.............................................    1,618,850     35,873,716         1.3%
   Vale SA................................................................    1,412,691     30,571,311         1.1%
   Other Securities.......................................................                  61,913,382         2.2%
                                                                                        --------------     -------
TOTAL BRAZIL..............................................................                 208,598,354         7.4%
                                                                                        --------------     -------
CHILE -- (0.2%)
   Other Securities.......................................................                   5,320,187         0.2%
                                                                                        --------------     -------
TOTAL PREFERRED STOCKS....................................................                 213,918,541         7.6%
                                                                                        --------------     -------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                           8         0.0%
                                                                                        --------------     -------
THAILAND -- (0.0%)
   Other Securities.......................................................                      42,585         0.0%
                                                                                        --------------     -------
TOTAL RIGHTS/WARRANTS.....................................................                      42,593         0.0%
                                                                                        --------------     -------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund........................................  231,000,000    231,000,000         8.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $837,156) to be repurchased at $820,746.......... $        821        820,741         0.1%
                                                                                        --------------     -------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 231,820,741         8.3%
                                                                                        --------------     -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,890,395,399)....................................................              $3,015,203,785       107.4%
                                                                                        ==============     =======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $179,062,002             --     --  $  179,062,002
   Chile......................   55,744,793             --     --      55,744,793
   China......................  127,688,809 $  290,411,839     --     418,100,648
   Colombia...................   13,526,504             --     --      13,526,504
   Czech Republic.............           --     13,102,849     --      13,102,849
   Egypt......................           --      3,543,656     --       3,543,656
   Hungary....................           --     11,143,498     --      11,143,498
   India......................   22,500,718    208,085,660     --     230,586,378
   Indonesia..................       44,143     85,443,588     --      85,487,731
   Israel.....................           --             19     --              19
   Malaysia...................           --    108,440,877     --     108,440,877
   Mexico.....................  169,199,278          7,392     --     169,206,670
   Peru.......................   14,320,940             --     --      14,320,940
   Philippines................           --     28,954,647     --      28,954,647
   Poland.....................           --     39,031,170     --      39,031,170
   Russia.....................    2,008,285    125,400,516     --     127,408,801
   South Africa...............   48,133,559    181,512,592     --     229,646,151
   South Korea................   11,786,422    405,170,373     --     416,956,795
   Taiwan.....................    8,954,214    299,331,627     --     308,285,841
   Thailand...................   73,722,861             --     --      73,722,861
   Turkey.....................      641,076     42,508,003     --      43,149,079
Preferred Stocks
   Brazil.....................  208,598,354             --     --     208,598,354
   Chile......................    5,320,187             --     --       5,320,187
Rights/Warrants
   Brazil.....................           --              8     --               8
   Thailand...................           --         42,585     --          42,585
Securities Lending Collateral.           --    231,820,741     --     231,820,741
                               ------------ -------------- ------  --------------
TOTAL......................... $941,252,145 $2,073,951,640     --  $3,015,203,785
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (90.6%)
ARGENTINA -- (0.0%)
   Other Securities..........................            $         --         0.0%
                                                         ------------     -------
BRAZIL -- (8.9%)
   Anhanguera Educacional Participacoes SA...    520,845    6,891,226         0.3%
   Cia de Saneamento de Minas Gerais-Copasa
     SA......................................    287,721    6,739,628         0.3%
   Cia Hering SA.............................    340,090    8,444,487         0.3%
   Diagnosticos da America SA................    855,441    6,125,840         0.2%
   Duratex SA................................    920,162    5,406,612         0.2%
   Energias do Brazil SA.....................    899,806    6,273,600         0.3%
   Localiza Rent a Car SA....................    397,002    6,789,741         0.3%
   Lojas Renner SA...........................    273,700    8,697,117         0.3%
   PDG Realty SA Empreendimentos e
     Participacoes...........................  2,990,624    7,028,825         0.3%
   Raia Drogasil SA..........................    652,675    6,978,211         0.3%
   Sul America SA............................    710,007    5,833,074         0.2%
   Totvs SA..................................    453,100    8,795,058         0.3%
   Other Securities..........................             161,627,028         6.3%
                                                         ------------     -------
TOTAL BRAZIL.................................             245,630,447         9.6%
                                                         ------------     -------
CHILE -- (1.4%)
   Other Securities..........................              37,347,409         1.5%
                                                         ------------     -------
CHINA -- (13.7%)
   China Yurun Food Group, Ltd...............  4,855,000    6,165,530         0.3%
   Sino-Ocean Land Holdings, Ltd............. 11,976,054    5,554,987         0.2%
   Other Securities..........................             366,521,481        14.3%
                                                         ------------     -------
TOTAL CHINA..................................             378,241,998        14.8%
                                                         ------------     -------
HUNGARY -- (0.1%)
   Other Securities..........................               2,047,623         0.1%
                                                         ------------     -------
INDIA -- (7.5%)
   Other Securities..........................             205,571,846         8.0%
                                                         ------------     -------
INDONESIA -- (4.9%)
   PT AKR Corporindo Tbk..................... 12,025,200    5,383,620         0.2%
   PT Lippo Karawaci Tbk..................... 78,355,312    7,061,372         0.3%
   Other Securities..........................             123,604,124         4.8%
                                                         ------------     -------
TOTAL INDONESIA..............................             136,049,116         5.3%
                                                         ------------     -------
ISRAEL -- (0.0%)
   Other Securities..........................                 424,530         0.0%
                                                         ------------     -------
MALAYSIA -- (5.2%)
   Other Securities..........................             143,597,844         5.6%
                                                         ------------     -------
MEXICO -- (3.1%)
   Arca Continental S.A.B. de C.V............  3,053,562   15,532,765         0.6%
  *Industrias CH S.A.B. de C.V. Series B.....  1,191,908    5,407,802         0.2%
   Other Securities..........................              64,951,632         2.6%
                                                         ------------     -------
TOTAL MEXICO.................................              85,892,199         3.4%
                                                         ------------     -------
PHILIPPINES -- (2.2%)
   Universal Robina Corp.....................  3,594,015    5,521,960         0.2%
   Other Securities..........................              54,077,104         2.1%
                                                         ------------     -------
TOTAL PHILIPPINES............................              59,599,064         2.3%
                                                         ------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
POLAND -- (1.8%)
   Other Securities.............................           $   49,834,442         1.9%
                                                           --------------     -------
SOUTH AFRICA -- (8.2%)
   AECI, Ltd....................................   495,730      5,678,651         0.2%
   Aveng, Ltd................................... 1,789,905      9,123,898         0.3%
   AVI, Ltd..................................... 1,114,620      6,884,241         0.3%
   Clicks Group, Ltd............................ 1,119,781      6,751,531         0.3%
   JD Group, Ltd................................   983,807      6,189,984         0.2%
   Mr. Price Group, Ltd.........................   535,957      7,209,065         0.3%
  *Murray & Roberts Holdings, Ltd............... 2,030,019      7,453,617         0.3%
   Nampak, Ltd.................................. 2,360,530      6,840,454         0.3%
   Pretoria Portland Cement Co., Ltd............ 2,197,019      8,739,079         0.3%
  #PSG Group, Ltd...............................   742,484      5,648,609         0.2%
   Reunert, Ltd.................................   796,596      7,376,755         0.3%
 #*Sappi, Ltd................................... 2,011,862      7,299,674         0.3%
   Spar Group, Ltd. (The).......................   622,477      9,735,654         0.4%
   Tongaat-Hulett, Ltd..........................   629,016      8,491,680         0.3%
   Other Securities.............................              122,979,253         4.8%
                                                           --------------     -------
TOTAL SOUTH AFRICA..............................              226,402,145         8.8%
                                                           --------------     -------
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc......................   567,620      5,812,288         0.2%
   Cheil Worldwide, Inc.........................   380,705      6,606,016         0.3%
   DGB Financial Group, Inc.....................   507,673      5,909,426         0.2%
  #Hotel Shilla Co., Ltd........................   137,488      6,412,780         0.3%
   Hyosung Corp.................................   102,462      5,215,039         0.2%
   Hyundai Marine & Fire Insurance Co., Ltd.....   258,860      6,616,965         0.3%
  *Korea Investment Holdings Co., Ltd...........   161,460      5,539,689         0.2%
   Macquarie Korea Infrastructure Fund.......... 1,232,751      6,039,827         0.2%
  *Mando Corp...................................    52,791      8,407,030         0.3%
   ORION Corp...................................     7,607      6,024,751         0.2%
  #Samsung Techwin Co., Ltd.....................   112,863      6,864,773         0.3%
   Shinsegae Co., Ltd...........................    31,431      6,885,701         0.3%
   Woongjin Coway Co., Ltd......................   216,350      6,913,199         0.3%
  *Woori Investment & Securities Co., Ltd.......   578,522      5,667,723         0.2%
   Other Securities.............................              291,783,554        11.4%
                                                           --------------     -------
TOTAL SOUTH KOREA...............................              380,698,761        14.9%
                                                           --------------     -------
TAIWAN -- (13.4%)
   Other Securities.............................              370,031,188        14.4%
                                                           --------------     -------
THAILAND -- (3.7%)
   Other Securities.............................              101,172,960         4.0%
                                                           --------------     -------
TURKEY -- (2.7%)
   Other Securities.............................               75,070,300         2.9%
                                                           --------------     -------
TOTAL COMMON STOCKS.............................            2,497,611,872        97.5%
                                                           --------------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
   Eletropaulo Metropolitana Eletricidade de
     Sao Paulo SA...............................   707,800     10,827,819         0.4%
  *Klabin SA.................................... 1,412,700      6,759,082         0.3%
   Marcopolo SA................................. 1,021,700      5,499,379         0.2%
   Other Securities.............................               38,134,778         1.5%
                                                           --------------     -------
TOTAL BRAZIL....................................               61,221,058         2.4%
                                                           --------------     -------
INDIA -- (0.0%)
   Other Securities.............................                  107,371         0.0%
                                                           --------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................              $      168,678             0.0%
                                                                                        -------------- ---------------
PHILIPPINES -- (0.0%)
   Other Securities.......................................................                          --             0.0%
                                                                                        -------------- ---------------
TOTAL PREFERRED STOCKS....................................................                  61,497,107             2.4%
                                                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                      10,737             0.0%
                                                                                        -------------- ---------------
INDIA -- (0.0%)
   Other Securities.......................................................                      22,559             0.0%
                                                                                        -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................                       8,123             0.0%
                                                                                        -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities.......................................................                      43,215             0.0%
                                                                                        -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.......................................................                     192,110             0.0%
                                                                                        -------------- ---------------
TURKEY -- (0.0%)
   Other Securities.......................................................                     346,240             0.0%
                                                                                        -------------- ---------------
TOTAL RIGHTS/WARRANTS.....................................................                     622,984             0.0%
                                                                                        -------------- ---------------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  197,000,000    197,000,000             7.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $720,703) to be repurchased at $706,576.......... $        707        706,572             0.0%
                                                                                        -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 197,706,572             7.7%
                                                                                        -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,390,373,864)...................................................              $2,757,438,535           107.6%
                                                                                        ============== ===============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $245,601,951 $       28,496     --  $  245,630,447
   Chile......................   37,347,409             --     --      37,347,409
   China......................       72,115    378,169,883     --     378,241,998
   Hungary....................           --      2,047,623     --       2,047,623
   India......................    1,011,510    204,560,336     --     205,571,846
   Indonesia..................           --    136,049,116     --     136,049,116
   Israel.....................           --        424,530     --         424,530
   Malaysia...................           --    143,597,844     --     143,597,844
   Mexico.....................   85,609,845        282,354     --      85,892,199
   Philippines................           --     59,599,064     --      59,599,064
   Poland.....................           --     49,834,442     --      49,834,442
   South Africa...............           --    226,402,145     --     226,402,145
   South Korea................           --    380,698,761     --     380,698,761
   Taiwan.....................           --    370,031,188     --     370,031,188
   Thailand...................  101,075,299         97,661     --     101,172,960
   Turkey.....................           --     75,070,300     --      75,070,300
Preferred Stocks
   Brazil.....................   61,184,065         36,993     --      61,221,058
   India......................           --        107,371     --         107,371
   Malaysia...................           --        168,678     --         168,678
   Philippines................           --             --     --              --
Rights/Warrants
   Brazil.....................       10,737             --     --          10,737
   India......................           --         22,559     --          22,559
   Malaysia...................           --          8,123     --           8,123
   South Korea................           --         43,215     --          43,215
   Thailand...................           --        192,110     --         192,110
   Turkey.....................           --        346,240     --         346,240
Securities Lending Collateral.           --    197,706,572     --     197,706,572
                               ------------ -------------- ------  --------------
TOTAL......................... $531,912,931 $2,225,525,604     --  $2,757,438,535
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                                                            VALUE        VALUE       COMPANY        COMPANY
                                                                           SERIES       SERIES        SERIES         SERIES
                                                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $767,016, $1,116,551, $161,481 and
  $183,687 of securities on loan, respectively)......................... $10,142,405  $7,118,031    $1,703,722     $  964,138
Temporary Cash Investments at Value & Cost..............................      31,845          --            --             --
Collateral Received from Securities on Loan at Value & Cost.............         364         197            85             59
Affiliated Collateral Received from Securities on Loan at Value & Cost..     785,569   1,174,000       176,000        212,000
Foreign Currencies at Value.............................................          --      24,978           789          9,622
Cash....................................................................          --      18,001         1,564             --
Receivables:
   Investment Securities Sold...........................................      23,112      19,106         1,538            506
   Dividends, Interest and Tax Reclaims.................................       9,932      39,352        18,619          1,918
   Securities Lending Income............................................         604       2,958           236            325
   Fund Shares Sold.....................................................       1,481       2,585            --            229
Unrealized Gain on Foreign Currency Contracts...........................          --          25            --              4
Prepaid Expenses and Other Assets.......................................          14         188             3              1
                                                                         -----------  ----------    ----------     ----------
       Total Assets.....................................................  10,995,326   8,399,421     1,902,556      1,188,802
                                                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     785,933   1,174,197       176,085        212,059
   Investment Securities Purchased......................................      41,572      27,304         1,399          3,452
   Fund Shares Redeemed.................................................         778         399            --             --
   Due to Advisor.......................................................         844       1,191           143             81
   Loan Payable.........................................................          --          --            --             60
Unrealized Loss on Foreign Currency Contracts...........................          --           9            --              4
Accrued Expenses and Other Liabilities..................................         504         412            58             72
                                                                         -----------  ----------    ----------     ----------
       Total Liabilities................................................     829,631   1,203,512       177,685        215,728
                                                                         -----------  ----------    ----------     ----------
NET ASSETS.............................................................. $10,165,695  $7,195,909    $1,724,871     $  973,074
                                                                         ===========  ==========    ==========     ==========
Investments at Cost..................................................... $ 7,709,892  $6,703,555    $1,746,562     $  920,343
                                                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............................................. $        --  $   24,804    $      784     $    9,598
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   THE UNITED     THE       THE
                                                                    KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                                                     SMALL       SMALL     SMALL    EMERGING    MARKETS
                                                                    COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                                                     SERIES     SERIES     SERIES   SERIES*     SERIES*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $8,132, $484,086, $199,711,
  $275,325 and $199,719 of securities on loan, respectively)...... $1,315,447 $2,091,206  $736,749 $2,783,383  $2,559,732
Collateral Received from Securities on Loan at Value & Cost.......      2,757        948       789        821         707
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................      6,000    510,000   210,000    231,000     197,000
Foreign Currencies at Value.......................................      2,468      8,956     1,397      3,077      13,942
Cash..............................................................        866        454       270     21,566       4,283
Receivables:
   Investment Securities Sold.....................................        152        773     6,312        162       1,312
   Dividends and Tax Reclaims.....................................      7,389      7,307       778      7,095       6,137
   Securities Lending Income......................................         22      1,357       181        452         496
   Fund Shares Sold...............................................         30          7        --      2,078         653
Unrealized Gain on Foreign Currency Contracts.....................         --         --        --         --           5
Prepaid Expenses and Other Assets.................................          2          4         2          4          99
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,335,133  2,621,012   956,478  3,049,638   2,784,366
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................      8,757    510,948   210,789    231,821     197,707
   Investment Securities Purchased................................         --      1,410     5,428      9,865      23,043
   Fund Shares Redeemed...........................................         --         --        --        139          --
   Due to Advisor.................................................        108        174        61        233         408
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         51        121       125        332          77
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................      8,916    512,653   216,403    242,390     221,236
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,326,217 $2,108,359  $740,075 $2,807,248  $2,563,130
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,132,891 $2,125,462  $792,408 $1,658,575  $2,192,667
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,426 $    8,916  $  1,406 $    3,061  $   13,911
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     THE ASIA
                                                THE U.S.     THE DFA    THE JAPANESE PACIFIC
                                                LARGE CAP INTERNATIONAL    SMALL      SMALL
                                                  VALUE       VALUE       COMPANY    COMPANY
                                                 SERIES      SERIES        SERIES     SERIES
                                                --------- ------------- ------------ --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $9,473, $1,493 and $403,
     respectively)............................. $103,969    $ 122,522     $ 19,895   $14,853
   Interest....................................       12            1           --        --
   Income from Securities Lending..............    5,560        6,168        1,257     1,606
                                                --------- ------------- ------------ --------
       Total Investment Income.................  109,541      128,691       21,152    16,459
                                                --------- ------------- ------------ --------
EXPENSES
   Investment Advisory Services Fees...........    4,868        6,964          805       458
   Accounting & Transfer Agent Fees............      458          333           86        55
   Custodian Fees..............................       50          628          163       217
   Shareholders' Reports.......................       24           18            4         2
   Directors'/Trustees' Fees & Expenses........       38           28            6         4
   Professional Fees...........................      189           84           17        11
   Other.......................................       56           53           10         7
                                                --------- ------------- ------------ --------
       Total Expenses..........................    5,683        8,108        1,091       754
                                                --------- ------------- ------------ --------
   Fees Paid Indirectly........................       --          (10)          (3)       (2)
                                                --------- ------------- ------------ --------
   Net Expenses................................    5,683        8,098        1,088       752
                                                --------- ------------- ------------ --------
   NET INVESTMENT INCOME (LOSS)................  103,858      120,593       20,064    15,707
                                                --------- ------------- ------------ --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................
     Investment Securities Sold................  223,634       99,828        7,185    41,529
     Foreign Currency Transactions.............       --         (798)        (160)       14
   Change in Unrealized Appreciation
     (Depreciation) of:........................
     Investment Securities and Foreign
       Currency................................  667,097     (142,403)     105,686     4,655
     Translation of Foreign Currency
       Denominated Amounts.....................       --          843          892      (123)
                                                --------- ------------- ------------ --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....  890,731      (42,530)     113,603    46,075
                                                --------- ------------- ------------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................... $994,589    $  78,063     $133,667   $61,782
                                                ========= ============= ============ ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  THE UNITED     THE
                                                   KINGDOM   CONTINENTAL THE CANADIAN    THE      THE EMERGING
                                                    SMALL       SMALL       SMALL      EMERGING     MARKETS
                                                   COMPANY     COMPANY     COMPANY     MARKETS     SMALL CAP
                                                    SERIES     SERIES       SERIES      SERIES       SERIES
                                                  ---------- ----------- ------------ --------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $1, $3,744, $1,525, $2,288 and
     $1,532, respectively).......................  $ 18,094    $25,733     $  6,764   $ 22,386      $ 18,459
   Interest......................................        --          2           --         --            --
   Income from Securities Lending................       133      4,895        1,057      2,375         2,547
                                                   --------    -------     --------   --------      --------
          Total Investment Income................    18,227     30,630        7,821     24,761        21,006
                                                   --------    -------     --------   --------      --------
EXPENSES
   Investment Advisory Services Fees.............       591        991          367      1,304         2,108
   Accounting & Transfer Agent Fees..............        67        104           46        132           109
   Custodian Fees................................        51        395          104        896         1,111
   Shareholders' Reports.........................         3          6            2          6             5
   Directors'/Trustees' Fees & Expenses..........         4          8            3         10             8
   Professional Fees.............................        13         27            9         60            79
   Other.........................................         8         15            4         19            14
                                                   --------    -------     --------   --------      --------
          Total Expenses.........................       737      1,546          535      2,427         3,434
                                                   --------    -------     --------   --------      --------
   Fees Paid Indirectly..........................        (2)        (4)          (1)       (12)          (11)
                                                   --------    -------     --------   --------      --------
   Net Expenses..................................       735      1,542          534      2,415         3,423
                                                   --------    -------     --------   --------      --------
   NET INVESTMENT INCOME (LOSS)..................    17,492     29,088        7,287     22,346        17,583
                                                   --------    -------     --------   --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     1,604      2,498       22,372     21,313        58,454
       Futures...................................        --         --           --         --          (389)
       Foreign Currency Transactions.............       (47)      (115)         147       (468)**     (1,287)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................   154,250     18,419      (29,936)    83,318        55,510
       Translation of Foreign Currency
         Denominated Amounts.....................        73       (216)          (7)       (34)          (80)
                                                   --------    -------     --------   --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   155,880     20,586       (7,424)   104,129       112,208
                                                   --------    -------     --------   --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $173,372    $49,674     $   (137)  $126,475      $129,791
                                                   ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE U.S.                  THE DFA               THE JAPANESE
                                                         LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                             SERIES                    SERIES                  SERIES
                                                    ------------------------  -----------------------  ----------------------
                                                    SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                       ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                                     APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012          2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------- -----------  ----------- ----------
                                                    (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   103,858  $   168,852  $  120,593  $   254,173  $   20,064  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     223,634      387,017      99,828      161,341       7,185      17,637
       Futures.....................................          --      (12,646)         --           --          --          --
       Foreign Currency Transactions...............          --           --        (798)         506        (160)         93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     667,097      (74,679)   (142,403)  (1,021,735)    105,686      66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --         843         (517)        892        (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     994,589      468,544      78,063     (606,232)    133,667     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     251,235    1,230,772     362,469      900,473     214,842     212,545
   Withdrawals.....................................    (415,236)  (1,180,609)   (200,530)    (257,967)   (126,453)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (164,001)      50,163     161,939      642,506      88,389     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................     830,588      518,707     240,002       36,274     222,056     291,215
NET ASSETS
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,165,695  $ 9,335,107  $7,195,909  $ 6,955,907  $1,724,871  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE ASIA PACIFIC      THE UNITED KINGDOM        THE CONTINENTAL
                                                             SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                                                 SERIES                 SERIES                  SERIES
                                                         ---------------------  ----------------------  ----------------------
                                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                            ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                            2012        2011       2012        2011        2012        2011
                                                         ----------- ---------  ----------- ----------  ----------- ----------
                                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................  $ 15,707   $  36,987  $   17,492  $   42,984  $   29,088  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    41,529      71,818       1,604      18,980       2,498      66,872
       Futures..........................................        --          --          --          --          --        (287)
       Foreign Currency Transactions....................        14         521         (47)         33        (115)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     4,655    (158,023)    154,250     (66,130)     18,419    (377,057)
       Translation of Foreign Currency
         Denominated Amounts............................      (123)        109          73          53        (216)         52
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    61,782     (48,588)    173,372      (4,080)     49,674    (249,164)
                                                          --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions........................................    67,061      80,765      38,857     125,970      75,437     225,654
   Withdrawals..........................................   (62,503)    (60,581)    (19,857)    (24,739)    (18,515)    (47,211)
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest....................     4,558      20,184      19,000     101,231      56,922     178,443
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................    66,340     (28,404)    192,372      97,151     106,596     (70,721)
NET ASSETS
   Beginning of Period..................................   906,734     935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                          --------   ---------  ----------  ----------  ----------  ----------
   End of Period........................................  $973,074   $ 906,734  $1,326,217  $1,133,845  $2,108,359  $2,001,763
                                                          ========   =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               THE CANADIAN                                         THE EMERGING
                                               SMALL COMPANY            THE EMERGING              MARKETS SMALL CAP
                                                  SERIES               MARKETS SERIES                  SERIES
                                           --------------------  ------------------------    ------------------------
                                           SIX MONTHS    YEAR     SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                              ENDED     ENDED        ENDED        ENDED          ENDED        ENDED
                                            APRIL 30,  OCT. 31,    APRIL 30,     OCT. 31,      APRIL 30,     OCT. 31,
                                              2012       2011        2012          2011          2012          2011
                                           ----------- --------  -----------   ----------    -----------   ----------
                                           (UNAUDITED)            (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........  $  7,287   $ 13,890  $   22,346    $   62,989    $   17,583    $   46,175
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........    22,372     38,405      21,313       103,456        58,454        29,751
       Futures............................        --         --          --            --          (389)           --
       Foreign Currency
         Transactions.....................       147       (110)       (468)**     (1,120)**     (1,287)**     (1,286)**
   Change in Unrealized
     Appreciation (Depreciation)
     of:..................................
       Investment Securities and
         Foreign Currency.................   (29,936)   (68,747)     83,318      (330,512)       55,510      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..........................        (7)         4         (34)         (115)          (80)          (32)
   Change in Deferred Thailand
     Capital Gains Tax....................        --         --          --         4,428            --         3,997
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      (137)   (16,558)    126,475      (160,874)      129,791      (285,936)
                                            --------   --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..........................    11,500    130,949     329,764       341,207       598,828       472,662
   Withdrawals............................    (7,550)   (41,851)    (88,972)     (269,845)      (40,415)     (193,156)
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            from Transactions in
            Interest......................     3,950     89,098     240,792        71,362       558,413       279,506
                                            --------   --------  ----------    ----------    ----------    ----------
          Total Increase
            (Decrease) in Net
            Assets........................     3,813     72,540     367,267       (89,512)      688,204        (6,430)
NET ASSETS
   Beginning of Period....................   736,262    663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                            --------   --------  ----------    ----------    ----------    ----------
   End of Period..........................  $740,075   $736,262  $2,807,248    $2,439,981    $2,563,130    $1,874,926
                                            ========   ========  ==========    ==========    ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $13, $903, $87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE U.S. LARGE CAP VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
-                                  -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%        0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%        2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%          28%         29%         19%(C)            9%          13%

                                                                THE DFA INTERNATIONAL VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to Average Net
  Assets..........................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                             0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment Income to
  Average Net Assets..............        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover Rate...........           8%(C)          9%          20%         18%         16%(C)           16%           8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 THE JAPANESE SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       8.50%(C)      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $1,724,871     $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net
  Assets..........................       0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                            0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to
  Average Net Assets..............       2.51%(B)       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........          2%(C)          5%          10%          7%         10%(C)           9%           9%

                                                               THE ASIA PACIFIC SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       6.80%(C)      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $  973,074     $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net
  Assets..........................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
Indirectly).......................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............       3.45%(B)       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........         11%(C)         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      14.99%(C)       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%      44.80%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,326,217     $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826
Ratio of Expenses to Average Net
  Assets..........................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Net Investment Income to
  Average Net Assets..............       2.98%(B)       3.76%        2.86%       4.02%       3.79%(B)        2.72%       2.70%
Portfolio Turnover Rate...........          2%(C)          7%          15%         10%         25%(C)          12%          8%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       2.36%(C)     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,108,359     $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194
Ratio of Expenses to Average Net
  Assets..........................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Net Investment Income to
  Average Net Assets..............       2.95%(B)       2.72%        2.24%       2.93%       3.49%(B)        2.16%       2.27%
Portfolio Turnover Rate...........          5%(C)         10%          12%          7%         18%(C)          12%          7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          THE CANADIAN SMALL COMPANY SERIES
                                    ----------------------------------------------------------------------
                                                                                   PERIOD
                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,          PERIOD
                                       ENDED       ENDED     ENDED     ENDED      2007 TO     APRIL 2, 2007(a)
                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,           TO
                                       2012         2011      2010      2009        2008       NOV. 30, 2007
                                    -----------   --------  --------  --------  --------      ----------------
                                    (UNAUDITED)
Total Return.......................      0.00%(C)     0.27%    43.17%    61.67%   (56.44)%(C)        10.20%(C)
                                     --------     --------  --------  --------  --------          --------
Net Assets, End of Period
  (thousands)......................  $740,075     $736,262  $663,722  $365,181  $232,873          $213,529
Ratio of Expenses to Average Net
  Assets...........................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)......................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...............      2.00%(B)     1.72%     1.05%     1.37%     0.97%(B)          0.47%(B)(E)
Portfolio Turnover Rate............        15%(C)       24%       10%       23%       21%(C)             6%(C)

                                                                   THE EMERGING MARKETS SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       4.68%(C)      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,807,248     $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net
  Assets..........................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to
  Average Net Assets..............       1.72%(B)       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate...........          2%(C)         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                         --------------------------------------------------------------------------------------
                                                                                                PERIOD
                                          SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                             ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                           APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                             2012           2011        2010        2009         2008         2007       2006
                                         -----------    ----------   ----------  ----------  --------      ----------  --------
                                          (UNAUDITED)
Total Return............................       6.16%(C)     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                         ----------     ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)... $2,563,130     $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net
  Assets................................       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)......       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to
  Average Net Assets....................       1.68%(B)       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate.................          6%(C)         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------        ----------------------------------------
The U.S. Large Cap Value Series  The DFA International Value Series
                                 The Japanese Small Company Series
                                 The Asia Pacific Small Company Series
                                 The United Kingdom Small Company Series
                                 The Continental Small Company Series
                                 The Canadian Small Company Series
                                 The Emerging Markets Series
                                 The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%
       The DFA International Value Series.......................... 0.20%
       The Japanese Small Company Series........................... 0.10%
       The Asia Pacific Small Company Series....................... 0.10%
       The United Kingdom Small Company Series..................... 0.10%
       The Continental Small Company Series........................ 0.10%
       The Canadian Small Company Series........................... 0.10%
       The Emerging Markets Series................................. 0.10%
       The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       The DFA International Value Series.....................  $      10
       The Japanese Small Company Series......................          3
       The Asia Pacific Small Company Series..................          2
       The United Kingdom Small Company Series................          2
       The Continental Small Company Series...................          4
       The Canadian Small Company Series......................          1
       The Emerging Markets Series............................         12
       The Emerging Markets Small Cap Series..................         11

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $252
       The DFA International Value Series..........................  195
       The Japanese Small Company Series...........................   42
       The Asia Pacific Small Company Series.......................   20
       The United Kingdom Small Company Series.....................   24
       The Continental Small Company Series                           49

       The Canadian Small Company Series........................... $  12
       The Emerging Markets Series.................................    67
       The Emerging Markets Small Cap Series.......................    36

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The U.S. Large Cap Value Series.............. $569,377  $633,876
        The DFA International Value Series...........  814,499   542,286
        The Japanese Small Company Series............  140,581    36,238
        The Asia Pacific Small Company Series........  123,610   100,462
        The United Kingdom Small Company Series......   59,992    28,651
        The Continental Small Company Series.........  180,325    94,336
        The Canadian Small Company Series............  113,050   112,568
        The Emerging Markets Series..................  292,057    44,140
        The Emerging Markets Small Cap Series........  716,874   128,648

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971   $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341    1,169,037     (756,150)        412,887
The Japanese Small Company Series.......  1,923,944      227,705     (271,842)        (44,137)
The Asia Pacific Small Company Series...  1,135,735      249,937     (209,475)         40,462
The United Kingdom Small Company Series.  1,146,238      371,600     (193,634)        177,966
The Continental Small Company Series....  2,637,767      464,521     (500,134)        (35,613)
The Canadian Small Company Series.......  1,003,197      114,416     (170,075)        (55,659)
The Emerging Markets Series.............  1,892,365    1,193,818      (70,979)      1,122,839
The Emerging Markets Small Cap Series...  2,403,986      601,764     (248,311)        353,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                         LOCATION ON THE STATEMENTS   EQUITY
                                               OF OPERATIONS         CONTRACTS
                                         --------------------------  ---------
 The Emerging Markets Small Cap Series*. Net Realized Gain (Loss)
                                           on Futures                  $(389)

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.86%       $14,147        27        $ 9        $58,537
The DFA International Value Series......     0.82%        15,357         4          1         15,549
The Japanese Small Company Series.......     0.86%           994         3         --          1,800
The Asia Pacific Small Company Series...     0.84%           834        12         --          2,385
The United Kingdom Small Company Series.     0.86%         2,542         1         --          2,542
The Continental Small Company Series....     0.90%            85         1         --             85
The Canadian Small Company Series.......     0.79%           121         1         --            121
The Emerging Markets Series.............     0.83%         4,772         9          1          8,236
The Emerging Markets Small Cap Series...     0.83%         1,600        23          1          5,484

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   At April 30, 2012, The Asia Pacific Small Company Series had a loan outstanding in the amount of $60 ( in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $59,527 and $26,058, respectively (in thousands). Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
Actual Fund Return...................... $1,000.00 $1,025.67    0.19%    $0.96
Hypothetical 5% Annual Return........... $1,000.00 $1,023.92    0.19%    $0.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND

      Consumer Discretionary......................................   7.2%
      Consumer Staples............................................   6.8%
      Energy......................................................  16.3%
      Financials..................................................  31.5%
      Health Care.................................................   0.6%
      Industrials.................................................  11.0%
      Information Technology......................................   7.0%
      Materials...................................................  16.2%
      Other.......................................................    --
      Telecommunication Services..................................   1.7%
      Utilities...................................................   1.7%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                SHARES       VALUE++     OF NET ASSETS**
                                              ----------- -------------- ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
   Banco Santander Brasil SA ADR.............  15,229,140 $  122,899,160             0.8%
   BM&F Bovespa SA...........................  30,436,745    170,055,523             1.0%
  *JBS SA....................................  16,156,777     63,316,698             0.4%
   Petroleo Brasileiro SA ADR................  12,594,248    296,468,598             1.8%
   Other Securities..........................                494,614,804             3.1%
                                                          -------------- ---------------
TOTAL BRAZIL.................................              1,147,354,783             7.1%
                                                          -------------- ---------------
CHILE -- (1.7%)
   Empresas CMPC SA..........................  17,015,840     69,943,486             0.4%
   Enersis SA Sponsored ADR..................   3,277,418     66,433,263             0.4%
   Other Securities..........................                153,719,937             1.0%
                                                          -------------- ---------------
TOTAL CHILE..................................                290,096,686             1.8%
                                                          -------------- ---------------
CHINA -- (14.4%)
   Bank of China, Ltd. Series H.............. 833,879,331    347,245,478             2.1%
   Bank of Communications Co., Ltd. Series H.  95,486,574     73,601,691             0.4%
   China Citic Bank Corp., Ltd. Series H.....  95,111,716     60,264,803             0.4%
   China Coal Energy Co., Ltd. Series H......  50,458,000     57,647,687             0.4%
   China Communications Construction Co.,
     Ltd. Series H...........................  65,814,327     65,577,521             0.4%
   China Construction Bank Corp. Series H.... 153,591,940    119,391,468             0.7%
   China Petroleum & Chemical Corp. ADR......     993,796    104,815,664             0.6%
   China Petroleum & Chemical Corp. Series H. 116,064,289    123,273,143             0.8%
   China Unicom Hong Kong, Ltd. ADR..........   7,316,862    127,167,062             0.8%
   Other Securities..........................              1,356,813,081             8.4%
                                                          -------------- ---------------
TOTAL CHINA..................................              2,435,797,598            15.0%
                                                          -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                 49,154,936             0.3%
                                                          -------------- ---------------
HUNGARY -- (0.5%)
  #OTP Bank P.L.C............................   3,721,253     65,232,464             0.4%
   Other Securities..........................                 26,872,251             0.2%
                                                          -------------- ---------------
TOTAL HUNGARY................................                 92,104,715             0.6%
                                                          -------------- ---------------
INDIA -- (7.4%)
   ICICI Bank, Ltd. Sponsored ADR............   3,805,302    128,961,685             0.8%
   Reliance Industries, Ltd..................  17,003,711    239,838,476             1.5%
   State Bank of India.......................   1,545,488     62,445,740             0.4%
   Other Securities..........................                812,419,531             5.0%
                                                          -------------- ---------------
TOTAL INDIA..................................              1,243,665,432             7.7%
                                                          -------------- ---------------
INDONESIA -- (3.5%)
   Other Securities..........................                592,824,207             3.7%
                                                          -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                  1,299,165             0.0%
                                                          -------------- ---------------
MALAYSIA -- (3.3%)
   Other Securities..........................                554,592,983             3.4%
                                                          -------------- ---------------
MEXICO -- (6.0%)
  #Alfa S.A.B. de C.V. Series A..............   5,139,702     73,528,876             0.5%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  16,022,635    115,843,653             0.7%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................   2,490,634    202,388,919             1.2%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O..................................  22,310,546    107,904,943             0.7%
  #Grupo Mexico S.A.B. de C.V. Series B......  26,180,390     80,675,947             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities..........................             $   439,867,033             2.7%
                                                          --------------- ---------------
TOTAL MEXICO.................................               1,020,209,371             6.3%
                                                          --------------- ---------------
PHILIPPINES -- (1.0%)
   Other Securities..........................                 175,851,519             1.1%
                                                          --------------- ---------------
POLAND -- (1.4%)
  *Polski Koncern Naftowy Orlen SA...........   5,310,008      61,948,983             0.4%
   Other Securities..........................                 182,683,598             1.1%
                                                          --------------- ---------------
TOTAL POLAND.................................                 244,632,581             1.5%
                                                          --------------- ---------------
RUSSIA -- (5.3%)
   Gazprom OAO Sponsored ADR.................  58,748,711     680,431,219             4.2%
   Lukoil OAO Sponsored ADR..................   2,457,775     151,205,336             0.9%
   Other Securities..........................                  68,176,891             0.4%
                                                          --------------- ---------------
TOTAL RUSSIA.................................                 899,813,446             5.5%
                                                          --------------- ---------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd...........................   4,420,483      90,001,079             0.6%
   Gold Fields, Ltd. Sponsored ADR...........  10,046,461     129,297,953             0.8%
  #Nedbank Group, Ltd........................   3,077,486      66,994,683             0.4%
   Sanlam, Ltd...............................  28,905,406     124,168,567             0.8%
   Standard Bank Group, Ltd..................  13,694,294     201,004,421             1.2%
 #*Steinhoff International Holdings, Ltd.....  17,439,135      63,637,784             0.4%
   Other Securities..........................                 662,771,585             4.1%
                                                          --------------- ---------------
TOTAL SOUTH AFRICA...........................               1,337,876,072             8.3%
                                                          --------------- ---------------
SOUTH KOREA -- (13.6%)
   Hana Financial Group, Inc.................   3,069,704     104,649,730             0.7%
   Hyundai Motor Co., Ltd....................     458,961     108,347,054             0.7%
  #Hyundai Steel Co..........................     924,376      79,974,859             0.5%
   KB Financial Group, Inc...................   2,001,533      67,718,011             0.4%
   KB Financial Group, Inc. ADR..............   3,186,196     108,107,630             0.7%
  #LG Electronics, Inc.......................   1,425,419      87,946,865             0.5%
   POSCO.....................................     530,457     175,729,000             1.1%
  #POSCO ADR.................................   1,618,522     134,741,956             0.8%
  #Samsung SDI Co., Ltd......................     500,681      71,743,028             0.4%
   Shinhan Financial Group Co., Ltd..........   4,297,929     149,165,528             0.9%
   Other Securities..........................               1,205,080,019             7.5%
                                                          --------------- ---------------
TOTAL SOUTH KOREA............................               2,293,203,680            14.2%
                                                          --------------- ---------------
TAIWAN -- (12.1%)
   Fubon Financial Holding Co., Ltd..........  56,944,063      58,912,800             0.4%
   Mega Financial Holding Co., Ltd........... 111,460,765      87,632,600             0.5%
  #United Microelectronics Corp.............. 178,956,681      93,607,454             0.6%
   Other Securities..........................               1,800,928,880            11.1%
                                                          --------------- ---------------
TOTAL TAIWAN.................................               2,041,081,734            12.6%
                                                          --------------- ---------------
THAILAND -- (2.7%)
   Other Securities..........................                 456,069,867             2.8%
                                                          --------------- ---------------
TURKEY -- (1.9%)
   Other Securities..........................                 320,819,624             2.0%
                                                          --------------- ---------------
TOTAL COMMON STOCKS..........................              15,196,448,399            93.9%
                                                          --------------- ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
  #Gerdau SA Sponsored ADR...................   8,373,239      78,624,714             0.5%
   Petroleo Brasileiro SA....................   7,002,801      77,443,562             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA ADR................................ 15,231,358 $337,526,893       2.1%
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A. 11,752,415   67,389,186       0.4%
   Other Securities..........................................             182,854,016       1.1%
                                                                         ------------ ---------------
TOTAL BRAZIL.................................................             743,838,371       4.6%
                                                                         ------------ ---------------
INDIA -- (0.0%)
   Other Securities..........................................                 140,419       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                 540,578       0.0%
                                                                         ------------ ---------------
TOTAL PREFERRED STOCKS.......................................             744,519,368       4.6%
                                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................................                  80,835       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                      --       0.0%
                                                                         ------------ ---------------
TURKEY -- (0.0%)
   Other Securities..........................................               1,708,738       0.0%
                                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS........................................               1,789,573       0.0%
                                                                         ------------ ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT         VALUE+
                                              ------------ ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund...........  972,000,000     972,000,000       6.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $5,531,741) to be repurchased
     at $5,423,307........................... $      5,423       5,423,275       0.1%
                                                           --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL..........                  977,423,275       6.1%
                                                           --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,500,480,604).....................              $16,920,180,615     104.6%
                                                           =============== =========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                               -------------- --------------- -------- ---------------
Common Stocks
   Brazil..................... $1,147,354,783              --       -- $ 1,147,354,783
   Chile......................    290,096,686              --       --     290,096,686
   China......................    248,294,129 $ 2,187,503,469       --   2,435,797,598
   Czech Republic.............             --      49,154,936       --      49,154,936
   Hungary....................             --      92,104,715       --      92,104,715
   India......................    151,486,931   1,092,178,501       --   1,243,665,432
   Indonesia..................             --     592,824,207       --     592,824,207
   Israel.....................             --       1,299,165       --       1,299,165
   Malaysia...................             --     554,592,983       --     554,592,983
   Mexico.....................  1,019,580,797         628,574       --   1,020,209,371
   Philippines................             --     175,851,519       --     175,851,519
   Poland.....................             --     244,632,581       --     244,632,581
   Russia.....................             --     899,813,446       --     899,813,446
   South Africa...............    194,958,648   1,142,917,424       --   1,337,876,072
   South Korea................    344,696,241   1,948,507,439       --   2,293,203,680
   Taiwan.....................     41,023,343   2,000,058,391       --   2,041,081,734
   Thailand...................    456,069,867              --       --     456,069,867
   Turkey.....................             --     320,819,624       --     320,819,624
Preferred Stocks
   Brazil.....................    743,838,371              --       --     743,838,371
   India......................             --         140,419       --         140,419
   Malaysia...................             --         540,578       --         540,578
Rights/Warrants
   Brazil.....................         80,835              --       --          80,835
   Malaysia...................             --              --       --              --
   Turkey.....................             --       1,708,738       --       1,708,738
Securities Lending Collateral.             --     977,423,275       --     977,423,275
                               -------------- --------------- -------- ---------------
TOTAL......................... $4,637,480,631 $12,282,699,984       -- $16,920,180,615
                               ============== =============== ======== ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,163,602 of securities on loan)*...... $15,942,758
Collateral Received from Securities on Loan at Value & Cost.............       5,423
Affiliated Collateral Received from Securities on Loan at Value & Cost..     972,000
Foreign Currencies at Value.............................................      54,198
Cash....................................................................     100,538
Receivables:
   Investment Securities Sold...........................................       3,582
   Dividends, Interest and Tax Reclaims.................................      28,762
   Fund Shares Sold.....................................................      96,385
   Securities Lending Income............................................       2,372
Prepaid Expenses and Other Assets.......................................          30
                                                                         -----------
       Total Assets.....................................................  17,206,048
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     977,423
   Investment Securities Purchased......................................      43,094
   Fund Shares Redeemed.................................................           3
   Due to Advisor.......................................................       1,351
Accrued Expenses and Other Liabilities..................................       1,926
                                                                         -----------
       Total Liabilities................................................   1,023,797
                                                                         -----------
NET ASSETS.............................................................. $16,182,251
                                                                         ===========
Investments at Cost..................................................... $15,523,058
                                                                         ===========
Foreign Currencies at Cost.............................................. $    54,204
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $11,511)............... $112,936
   Interest...........................................................        1
   Income from Securities Lending.....................................   12,680
                                                                       --------
          Total Investment Income.....................................  125,617
                                                                       --------
EXPENSES
   Investment Advisory Services Fees..................................    7,555
   Accounting & Transfer Agent Fees...................................      706
   Custodian Fees.....................................................    5,696
   Shareholders' Reports..............................................       34
   Directors'/Trustees' Fees & Expenses...............................       55
   Professional Fees..................................................      211
   Other..............................................................      126
                                                                       --------
          Total Expenses..............................................   14,383
                                                                       --------
   Fees Paid Indirectly...............................................      (47)
                                                                       --------
   Net Expenses.......................................................   14,336
                                                                       --------
   NET INVESTMENT INCOME (LOSS).......................................  111,281
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:.......................................
       Investment Securities Sold.....................................  191,323
       Foreign Currency Transactions..................................   (2,880)**
   Change in Unrealized Appreciation (Depreciation) of:...............
       Investment Securities and Foreign Currency.....................   90,429
       Translation of Foreign Currency Denominated Amounts............      (86)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................  278,786
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $390,067
                                                                       ========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED          ENDED
                                                                                    APRIL 30,       OCT. 31,
                                                                                      2012            2011
                                                                                  -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   111,281    $   320,817
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold................................................     191,323        201,891
       Foreign Currency Transactions.............................................      (2,880)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................      90,429     (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................         (86)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     390,067     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   2,315,125      5,059,674
   Withdrawals...................................................................    (526,520)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   1,788,605      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,178,672      2,085,624
NET ASSETS
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,182,251    $14,003,579
                                                                                  ===========    ===========

--------
**  Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS        YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                     ENDED         ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                   APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                     2012           2011          2010        2009      OCT. 31, 2008      2007        2006
                                -----------     -----------   -----------  ----------  -------------    ----------  ----------
                                  (UNAUDITED)
Total Return...................        2.57%(C)      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period
  (thousands).................. $16,182,251     $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average
  Net Assets...................        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly).............        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income
  to Average Net Assets........        1.48%(B)        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate........           3%(C)           5%           15%         20%          14%(C)          14%          9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

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

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $245 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were $47 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

         Purchases......................................... $2,237,562
         Sales.............................................    470,068

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $16,514,273  $2,709,235    $(2,303,327)    $405,908

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.86%       $26,041         19        $12        $71,121

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $280,471 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

LOGO                                                          DFA043012-001S

                                                             [LOGO] DIMENSIONAL

SEMI-ANNUAL REPORT
------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

/s/ David G. Booth
------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Letter to Shareholders

Definitions of Abbreviations and Footnotes................................   1

Disclosure of Fund Expenses...............................................   3

Disclosure of Portfolio Holdings..........................................   7

Schedules of Investments

   DFA One-Year Fixed Income Portfolio....................................   8

   DFA Two-Year Global Fixed Income Portfolio.............................  12

   DFA Selectively Hedged Global Fixed Income Portfolio...................  16

   DFA Short-Term Government Portfolio....................................  20

   DFA Five-Year Global Fixed Income Portfolio............................  22

   DFA World ex U.S. Government Fixed Income Portfolio....................  26

   DFA Intermediate Government Fixed Income Portfolio.....................  28

   DFA Short-Term Extended Quality Portfolio..............................  30

   DFA Intermediate-Term Extended Quality Portfolio.......................  38

   DFA Investment Grade Portfolio.........................................  45

   DFA Inflation-Protected Securities Portfolio...........................  46

   DFA Short-Term Municipal Bond Portfolio................................  47

   DFA Intermediate-Term Municipal Bond Portfolio.........................  56

   DFA California Short-Term Municipal Bond Portfolio.....................  61

   DFA California Intermediate-Term Municipal Bond Portfolio..............  68

Statements of Assets and Liabilities......................................  72

Statements of Operations..................................................  76

Statements of Changes in Net Assets.......................................  80

Financial Highlights......................................................  84

Notes to Financial Statements.............................................  91

Voting Proxies on Fund Portfolio Securities............................... 109
Board Approval of Investment Advisory Agreements.......................... 110

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
   AGM                    Assured Guaranty Municipal Corporation
   AMBAC                  American Municipal Bond Assurance Corporation
   ASSURED GTY            Assured Guaranty
   CP                     Certificate Participation
   ETM                    Escrowed to Maturity
   FGIC                   Federal Guaranty Insurance Corporation
   FHLMC                  Federal Home Loan Mortgage Corporation
   FNMA                   Federal National Mortgage Association
   FSA                    Financial Security Assurance
   GO                     General Obligation
   GO OF CMNWLTH          General Obligation of Commonwealth
   GO OF UNIV             General Obligation of University
   NATL-RE                Credit rating enhanced by guaranty or insurance from
                          National Public Finance Guarantee Corp.
   NATL-RE FGIC           National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
   P.L.C.                 Public Limited Company
   PSF-GTD                Public School Fund Guarantee
   RB                     Revenue Bond
   SCH BD GTY             School Bond Guaranty
   SCSDE                  South Carolina State Department of Education
   SD CRED PROG           School District Credit Program
   ST AID WITHHLDG        State Aid Withholding
   ST GTD                 State Guaranteed
   TAN                    Tax Anticipation Note

Investment Footnotes
   +                      See Note B to Financial Statements.
   #                      Total or Partial Securities on Loan.
   ^                      Denominated in local currency or the Euro, unless
                          otherwise noted.
   @                      Security purchased with cash proceeds from
                          Securities on Loan.
   (r)                    The adjustable rate shown is effective as of
                          April 30, 2012.
   (t)                    Face Amount denominated in Australian Dollars.
   (g)                    Face Amount denominated in British Pounds.
   (c)                    Face Amount denominated in Canadian Dollars.
   (e)                    Face Amount denominated in Euro.
   (j)                    Face Amount denominated in Japanese Dollars.
   (z)                    Face Amount denominated in New Zealand Dollars.
   (n)                    Face Amount denominated in Norwegian Krone.
   (s)                    Face Amount denominated in Swedish Krona.
   (u)                    Face Amount denominated in United States Dollars.
   (S)                    Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
    (A)   Computed using average shares outstanding.
    (B)   Annualized
    (C)   Non-Annualized
    (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
    (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
    N/A   Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
    --    Amounts designated as -- are either zero or rounded to zero.
    RIC   Registered Investment Company
    SEC   Securities and Exchange Commission
    (a)   Commencement of Operations.
    (b)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/11  04/30/12    RATIO*    PERIOD*
                                        --------- --------- ---------- --------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,004.28    0.17%    $0.85
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.02    0.17%    $0.86

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*    PERIOD*
                                                             --------- --------- ---------- --------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,004.18    0.18%    $0.90
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.97    0.18%    $0.91

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,001.49    0.19%    $0.95
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.92    0.19%    $0.96

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,011.36    0.20%    $1.00
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.87    0.20%    $1.01

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,011.37    0.28%    $1.40
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.47    0.28%    $1.41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO***
------------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,024.57    0.19%    $0.77
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.92    0.19%    $0.96

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,030.35    0.13%    $0.66
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,024.22    0.13%    $0.65

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,014.24    0.22%    $1.10
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.77    0.22%    $1.11

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,037.29    0.22%    $1.11
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*    PERIOD*
                                                             --------- --------- ---------- --------
DFA INVESTMENT GRADE PORTFOLIO**
--------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,028.64    0.22%    $1.11
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.77    0.22%    $1.11

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,043.01    0.12%    $0.61
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,024.27    0.12%    $0.60

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,009.24    0.23%    $1.15
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.72    0.23%    $1.16

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO***
-------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $  995.71    0.23%    $0.38
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.72    0.23%    $1.16

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
  Institutional Class Shares................................ $1,000.00 $1,011.26    0.23%    $1.15
Hypothetical 5% Annual Return
  Institutional Class Shares................................ $1,000.00 $1,023.72    0.23%    $1.16

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO***
------------------------------------------------------------
Actual Fund Return Institutional Class Shares............... $1,000.00 $1,021.62    0.23%    $0.98
Hypothetical 5% Annual Return Institutional Class Shares.... $1,000.00 $1,023.72    0.23%    $1.16

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expense of the Fund of Fund and the indirect payment of the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).
*** DFA World ex U.S. Government Fixed Income Portfolio commenced operations on
    December 6, 2011, DFA Intermeditate-Term Municipal Bond Portfolio commenced operations on March 1, 2012 and DFA California Intermediate-Term Municipal Bond Portfolio commenced operations on November 29, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account over the period, multiplied by the number of days since inception (DFA World ex U.S. Government Fixed Income Portfolio 147 days, DFA Intermediate-Term Municipal Bond Portfolio 61 days and DFA California Intermediate-Term Portfolio 154 days),

DISCLOSURE OF FUND EXPENSES
CONTINUED

    then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

Corporate...............................................................  21.9%
Government..............................................................  40.5%
Foreign Corporate.......................................................  25.8%
Foreign Government......................................................   8.7%
Supranational...........................................................   3.1%
                                                                         -----
                                                                         100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

Government.............................................................. 100.0%
                                                                         -----
                                                                         100.0%

                   DFA INTERMEDIATE GOVERNMENT FIXED INCOME
                                   PORTFOLIO

Government.............................................................. 100.0%
                                                                         -----
                                                                         100.0%

                        DFA INVESTMENT GRADE PORTFOLIO

Affiliated Investment Companies......................................... 100.0%
                                                                         -----
                                                                         100.0%

                     DFA INTERMEDIATE-TERM MUNICIPAL BOND
                                   PORTFOLIO

Muni Insured............................................................   6.6%
Muni G.O. Local.........................................................  62.5%
Muni G.O. State.........................................................   5.5%
Muni Revenue............................................................  25.4%
                                                                         -----
                                                                         100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Corporate...............................................................  10.8%
Government..............................................................  22.5%
Foreign Corporate.......................................................  19.4%
Foreign Government......................................................  41.5%
Supranational...........................................................   5.8%
                                                                         -----
                                                                         100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Corporate...............................................................  17.4%
Government..............................................................   2.6%
Foreign Corporate.......................................................  19.2%
Foreign Government......................................................  48.1%
Supranational...........................................................  12.7%
                                                                         -----
                                                                         100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

Corporate...............................................................  61.8%
Government..............................................................   2.9%
Foreign Corporate.......................................................  14.9%
Foreign Government......................................................  16.0%
Supranational...........................................................   4.4%
                                                                         -----
                                                                         100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

Government.............................................................. 100.0%
                                                                         -----
                                                                         100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Muni Insured............................................................  26.4%
Muni G.O. Local.........................................................  18.4%
Muni G.O. State.........................................................  16.2%
Muni Revenue............................................................  24.8%
Muni Pre-Refunded.......................................................  14.2%
                                                                         -----
                                                                         100.0%

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

Corporate...............................................................   3.2%
Government..............................................................   8.5%
Foreign Corporate.......................................................  22.0%
Foreign Government......................................................  53.0%
Supranational...........................................................  13.3%
                                                                         -----
                                                                         100.0%

                   DFA WORLD EX U.S. GOVERNMENT FIXED INCOME
                                   PORTFOLIO

Government..............................................................   3.7%
Foreign Government......................................................  86.3%
Supranational...........................................................  10.0%
                                                                         -----
                                                                         100.0%

                    DFA INTERMEDIATE-TERM EXTENDED QUALITY
                                   PORTFOLIO

Corporate...............................................................  67.3%
Government..............................................................   7.3%
Foreign Corporate.......................................................  15.7%
Foreign Government......................................................   7.5%
Supranational...........................................................   2.2%
                                                                         -----
                                                                         100.0%

                         DFA SHORT-TERM MUNICIPAL BOND
                                   PORTFOLIO

Muni Insured............................................................  10.8%
Muni G.O. Local.........................................................  38.0%
Muni G.O. State.........................................................  25.6%
Muni Revenue............................................................  22.2%
Muni Pre-Refunded.......................................................   3.4%
                                                                         -----
                                                                         100.0%

                  DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL
                                BOND PORTFOLIO

Muni Insured............................................................  31.1%
Muni G.O. Local.........................................................  24.6%
Muni G.O. State.........................................................  20.0%
Muni Revenue............................................................  24.3%
                                                                         -----
                                                                         100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
AGENCY OBLIGATIONS -- (37.4%)
Federal Home Loan Bank
    3.625%, 05/29/13................................... $ 65,000 $   67,347,930
    1.625%, 06/14/13...................................   30,000     30,454,110
    3.875%, 06/14/13...................................   20,000     20,805,360
    1.875%, 06/21/13...................................   30,000     30,550,110
#   5.125%, 08/14/13...................................   40,000     42,505,840
    4.000%, 09/06/13...................................   30,000     31,500,270
    0.375%, 11/27/13...................................  166,000    166,175,130
    0.875%, 12/27/13...................................  120,000    121,106,880
#   0.375%, 01/29/14...................................  120,000    120,104,280
    2.375%, 03/14/14...................................  108,000    112,098,168
Federal Home Loan Mortgage Corporation
#   0.750%, 03/28/13...................................   32,800     32,951,667
    1.720%, 04/11/13...................................   60,000     60,835,080
    1.625%, 04/15/13...................................  114,500    116,007,164
#   3.750%, 06/28/13...................................   85,000     88,503,445
#   4.500%, 07/15/13...................................  130,000    136,677,320
    4.125%, 09/27/13...................................   14,047     14,805,931
    0.500%, 10/15/13...................................   80,000     80,062,640
    0.375%, 10/30/13...................................  305,000    305,888,770
#   0.375%, 11/27/13...................................  106,000    106,116,918
    0.625%, 12/23/13...................................   45,000     45,206,550
#   2.500%, 01/07/14...................................   98,000    101,665,494
#   4.500%, 01/15/14...................................   93,000     99,883,767
    1.375%, 02/25/14...................................    4,000      4,076,420
#   2.500%, 04/23/14...................................   50,000     52,168,700
Federal National Mortgage Association
    3.250%, 04/09/13...................................   80,000     82,308,240
    1.750%, 05/07/13...................................  123,000    124,806,747
#   3.875%, 07/12/13...................................  125,000    130,459,375
#   0.500%, 08/09/13...................................   20,000     20,056,440
    1.000%, 09/23/13...................................   60,000     60,575,640
#   2.875%, 12/11/13...................................  118,000    122,915,644
    0.750%, 12/18/13...................................  168,000    169,274,112
    1.250%, 02/27/14...................................  100,000    101,866,700
    2.750%, 03/13/14...................................  125,000    130,608,375
    4.125%, 04/15/14...................................   50,000     53,679,550
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,984,048,767
                                                                 --------------
BONDS -- (43.0%)
Bank of New York Mellon Corp. (The)
    4.500%, 04/01/13...................................    4,638      4,808,813
    5.125%, 08/27/13...................................   13,500     14,271,876

                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
Bank of Nova Scotia
     2.250%, 01/22/13.................................... $ 34,700 $ 35,107,239
     2.375%, 12/17/13....................................   60,700   62,334,954
Bank of Nova Scotia Floating Rate Note
(r)  0.974%, 12/13/13....................................   45,000   45,219,960
(r)  1.013%, 02/10/14....................................   75,000   75,000,750
Barclays Bank P.L.C.
     5.450%, 09/12/12....................................   72,900   74,074,929
Berkshire Hathaway Finance Corp.
     5.000%, 08/15/13....................................   16,600   17,534,182
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.799%, 01/10/14....................................    4,100    4,114,526
Berkshire Hathaway, Inc.
     2.125%, 02/11/13....................................    1,800    1,823,981
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.940%, 02/11/13....................................   90,478   90,918,447
BNP Paribas SA
     2.125%, 12/21/12....................................   31,446   31,495,465
Commonwealth Bank of Australia Floating Rate Note
(r)  1.224%, 06/14/13....................................   50,000   50,316,400
(r)  1.716%, 01/17/14....................................   49,000   49,753,914
(r)  1.204%, 03/17/14....................................    5,609    5,598,601
Eksportfinans ASA
     1.875%, 04/02/13....................................   21,000   20,580,357
Eksportfinans ASA Floating Rate Note
(r)  0.669%, 04/05/13....................................   50,000   48,433,000
European Investment Bank
     1.875%, 06/17/13....................................   45,000   45,685,575
     1.250%, 02/14/14....................................  124,300  125,430,384
     2.375%, 03/14/14....................................    5,000    5,146,780
     3.000%, 04/08/14....................................   40,000   41,719,360
General Electric Capital Corp.
#    1.875%, 09/16/13....................................   25,000   25,326,800
     5.400%, 09/20/13....................................   33,090   35,150,779
     2.100%, 01/07/14....................................   80,300   81,749,335
General Electric Capital Corp. Floating Rate Note
(r)  1.074%, 06/19/13....................................   28,600   28,770,914
(r)  0.594%, 12/20/13....................................    5,000    4,958,500
(r)  1.099%, 04/07/14....................................   35,000   34,975,955

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
Inter-American Development Bank
     4.375%, 09/20/12.................................... $ 11,900 $ 12,077,120
International Business Machines Corp.
     2.100%, 05/06/13....................................   19,950   20,283,265
Japan Finance Corp.
     1.500%, 07/06/12....................................   71,500   71,605,248
     2.125%, 11/05/12....................................   40,000   40,269,560
Johnson & Johnson
     0.700%, 05/15/13....................................  141,000  141,782,832
JPMorgan Chase & Co.
#    4.750%, 05/01/13....................................    5,000    5,204,015
#    1.650%, 09/30/13....................................   50,400   50,954,602
     5.375%, 01/15/14....................................    8,614    9,219,952
#    2.050%, 01/24/14....................................   27,000   27,487,215
JPMorgan Chase & Co. Floating Rate Note
(r)  1.266%, 01/24/14....................................  120,400  121,003,926
Kreditanstalt fur Wiederaufbau
     4.000%, 10/15/13....................................   25,150   26,430,135
     1.375%, 01/13/14....................................  130,500  132,189,322
     1.500%, 04/04/14....................................   56,000   56,980,840
Landwirtschaftliche Rentenbank
#    3.250%, 03/15/13....................................    6,000    6,144,228
Manitoba, Province of Canada
     2.125%, 04/22/13....................................   24,600   25,026,072
     1.375%, 04/28/14....................................   12,140   12,335,842
National Australia Bank Floating Rate Note
(r)  1.716%, 01/17/14....................................   60,000   60,393,360
(r)  1.666%, 01/30/14....................................   51,930   52,224,547
(r)  1.656%, 02/14/14....................................   35,750   35,907,228
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.925%, 03/08/13....................................  102,400  102,427,648
(r)  0.909%, 04/05/13....................................   20,000   20,001,380
(r)  1.349%, 04/09/14....................................   80,000   79,969,760
Oesterreichische Kontrollbank AG
     4.750%, 10/16/12....................................   23,703   24,153,001
     1.375%, 01/21/14....................................    2,000    2,016,304
Ontario Electricity Financial Corp.
     7.450%, 03/31/13....................................   12,036   12,766,212
Ontario, Province of Canada
#    4.375%, 02/15/13....................................   67,007   69,069,609
     3.500%, 07/15/13....................................   10,000   10,363,210
     1.375%, 01/27/14....................................  132,518  134,258,359

                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
Private Export Funding Corp.
     3.550%, 04/15/13.................................... $  4,000 $  4,122,580
Rabobank Nederland NV
     1.850%, 01/10/14....................................   51,655   52,177,077
Rabobank Nederland NV Floating Rate Note
(r)  0.666%, 07/25/13....................................   58,500   58,394,583
Royal Bank of Canada
     2.250%, 03/15/13....................................   69,777   70,624,930
     2.100%, 07/29/13....................................   32,275   32,931,280
#    1.125%, 01/15/14....................................    4,200    4,230,673
Royal Bank of Canada Floating Rate Note
(r)  0.766%, 04/17/14....................................  104,333  104,442,863
Sanofi-Aventis SA Floating Rate Note
(r)  0.673%, 03/28/13....................................   24,000   24,075,504
Svenska Handelsbanken Floating Rate Note
(r)  0.916%, 01/18/13....................................    1,000      999,295
(r)  0.924%, 03/18/13....................................   75,000   74,952,825
(r)  0.989%, 08/30/13....................................   19,500   19,497,952
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.646%, 07/26/13....................................   92,000   92,179,584
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.600%, 05/13/13....................................   62,300   62,324,484
Toyota Motor Credit Corp.
     1.375%, 08/12/13....................................   61,600   62,321,890
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.866%, 01/17/14....................................   17,500   17,583,668
Wachovia Corp.
#    5.500%, 05/01/13....................................   41,925   43,880,592
#    5.700%, 08/01/13....................................   10,000   10,590,970
Wal-Mart Stores, Inc.
     4.250%, 04/15/13....................................   29,200   30,304,140
     4.550%, 05/01/13....................................   39,250   40,857,484
     1.625%, 04/15/14....................................   10,000   10,225,500
Wells Fargo & Co.
     5.250%, 10/23/12....................................   66,750   68,134,195
#    4.375%, 01/31/13....................................   68,791   70,727,535
Westpac Banking Corp.
     2.250%, 11/19/12....................................   48,100   48,551,226
     2.100%, 08/02/13....................................    3,304    3,354,948

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
Westpac Banking Corp. Floating Rate Note
(r)  1.448%, 02/14/14.................................. $  2,225 $    2,227,603
                                                                 --------------
TOTAL BONDS............................................           3,432,559,949
                                                                 --------------
COMMERCIAL PAPER -- (12.2%)
Banque et Caisse d'Epargne de I'Etat
     0.415%, 05/16/12..................................   75,000     74,994,232
     0.410%, 06/11/12..................................   10,000      9,996,990
     0.400%, 06/15/12..................................   85,000     84,970,352
     0.380%, 06/20/12..................................   35,000     34,985,622
     0.390%, 06/21/12..................................   10,000      9,995,768
BNP Paribas Finance, Inc.
     0.490%, 05/16/12..................................  100,000     99,992,310
     0.470%, 05/22/12..................................   75,000     74,991,202
Caisse d'Amortissement de la Dette Sociale
     0.240%, 07/26/12..................................   40,000     39,970,132
Caisse des Depots et Consignations
     0.420%, 05/03/12..................................   50,000     49,999,125
     0.450%, 05/10/12..................................   20,000     19,998,812
     0.390%, 05/21/12..................................    5,000      4,999,300
     0.471%, 05/24/12..................................   50,000     49,991,655
     0.501%, 06/01/12..................................   27,300     27,293,287
     0.521%, 06/04/12..................................   36,000     35,989,967
     0.451%, 06/26/12..................................   25,000     24,986,700
     0.380%, 07/02/12..................................    5,000      4,996,990
NRW.Bank
     0.300%, 05/14/12..................................   20,000     19,998,716
Rabobank USA Financial Corp.
     0.350%, 07/26/12..................................   35,000     34,975,896
     0.350%, 08/06/12..................................   12,815     12,804,419
Standard Chartered Bank
     0.450%, 05/03/12..................................   10,000      9,999,867
     0.581%, 05/24/12..................................   10,000      9,998,487
     0.451%, 07/12/12..................................   36,000     35,971,312

                                                            FACE
                                                           AMOUNT         VALUE+
                                                         ------------ --------------
                                                            (000)
      0.451%, 07/18/12.................................. $     50,000 $   49,954,685
      0.431%, 07/19/12..................................       50,000     49,953,665
      0.426%, 07/25/12..................................       50,000     49,947,805
Toyota Motor Credit Corp.
      0.683%, 05/21/12..................................       50,000     49,996,210
                                                                      --------------
TOTAL COMMERCIAL PAPER..................................                 971,753,506
                                                                      --------------

                                                           SHARES
                                                         ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
      BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares                                  2,287,061      2,287,061
                                                                      --------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                         ------------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund....................  592,210,910    592,210,910
   @  Repurchase Agreement, JPMorgan Securities LLC
        0.21%, 05/01/12 (Collateralized by $2,762,910
        FNMA, rates ranging from 2.000% to 6.331%(r),
        maturities ranging from 01/01/19 to 09/01/45,
        valued at $2,771,475) to be repurchased at
        $2,682,440...................................... $      2,682      2,682,424
                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL.....................                 594,893,334
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,974,322,184)...............................                $7,985,542,617
                                                                      ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                               ---------- -------------- -------  --------------
Agency Obligations............         -- $2,984,048,767     --   $2,984,048,767
Bonds.........................         --  3,432,559,949     --    3,432,559,949
Commercial Paper..............         --    971,753,506     --      971,753,506
Temporary Cash Investments.... $2,287,061             --     --        2,287,061
Securities Lending Collateral.         --    594,893,334     --      594,893,334
                               ---------- -------------- -------  --------------
TOTAL......................... $2,287,061 $7,983,255,556     --   $7,985,542,617
                               ========== ============== =======  ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
BONDS -- (69.9%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking Group, Ltd.
(u)   2.400%, 01/11/13.....................................   7,445 $  7,516,293
National Australia Bank, Ltd.
(u)   5.350%, 06/12/13.....................................  10,800   11,327,234
Westpac Banking Corp., Ltd.
(u)   2.250%, 11/19/12.....................................  10,000   10,093,810
                                                                    ------------
TOTAL AUSTRALIA............................................           28,937,337
                                                                    ------------
AUSTRIA -- (3.6%)
Asfinag AG
(u)   2.000%, 10/22/12.....................................   6,900    6,944,105
Oesterreichische Kontrollbank AG
(u)   4.750%, 10/16/12.....................................  43,621   44,449,145
(u)   1.750%, 03/11/13.....................................  25,000   25,231,675
#(u)  1.375%, 01/21/14.....................................  10,000   10,081,520
Republic of Austria
(u)   3.250%, 06/25/13.....................................  92,700   95,332,680
                                                                    ------------
TOTAL AUSTRIA..............................................          182,039,125
                                                                    ------------
CANADA -- (12.5%)
Bank of Nova Scotia
      3.030%, 06/04/12..................................... 107,100  108,586,401
(u)   2.250%, 01/22/13.....................................  27,040   27,357,341
(u)   2.375%, 12/17/13.....................................   5,000    5,134,675
British Columbia, Province of Canada
      5.500%, 04/24/13.....................................  15,400   16,186,486
Canada Housing Trust
      2.200%, 03/15/14..................................... 110,000  112,882,928
Canadian Government
      1.500%, 11/01/13.....................................  30,000   30,446,728
GE Capital Canada Funding Co.
      2.950%, 02/10/14.....................................  12,000   12,347,543
Ontario, Province of Canada
(u)   1.875%, 11/19/12.....................................  13,865   13,977,736
      5.500%, 04/17/13.....................................   6,000    6,298,151
      4.750%, 06/02/13.....................................  47,900   50,211,962
(u)   1.375%, 01/27/14.....................................  10,000   10,131,330
Royal Bank of Canada
      5.200%, 08/15/12.....................................  13,200   13,510,675
(u)   2.250%, 03/15/13.....................................  30,135   30,501,201
      5.060%, 07/17/13.....................................  10,000   10,540,973
#(u)  2.100%, 07/29/13.....................................  85,200   86,932,457

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
     5.141%, 11/19/12.....................................  11,900 $ 12,289,941
(e)  4.875%, 01/23/13.....................................  14,800   20,162,762
     4.854%, 02/13/13.....................................  63,700   66,161,334
                                                                   ------------
TOTAL CANADA..............................................          633,660,624
                                                                   ------------
DENMARK -- (4.7%)
Danske Bank A.S.
(u)  2.500%, 05/10/12.....................................  81,000   81,026,001
FIH Erhvervsbank A.S.
(u)  2.450%, 08/17/12.....................................  34,200   34,367,854
Kingdom of Denmark
     4.000%, 11/15/12..................................... 400,000   72,605,245
Kommunekredit A.S.
(e)  4.375%, 10/02/12.....................................   6,565    8,828,346
(u)  1.250%, 09/03/13.....................................  40,000   40,283,040
                                                                   ------------
TOTAL DENMARK.............................................          237,110,486
                                                                   ------------
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.909%, 04/05/13....................................  16,000   16,001,104
                                                                   ------------
FRANCE -- (7.4%)
Agence Francaise de Developpement SA
(u)  2.250%, 05/22/12.....................................  32,500   32,527,722
BNP Paribas SA
(u)  2.125%, 12/21/12.....................................  19,700   19,730,988
Caisse d'Amortissement de la Dette Sociale SA
(u)  2.250%, 07/06/12.....................................  40,300   40,397,526
(u)  5.375%, 07/17/12.....................................   4,900    4,944,590
(u)  1.625%, 11/27/12.....................................  17,600   17,658,432
     3.250%, 04/25/13.....................................  25,000   33,901,001
(u)  3.250%, 07/15/13.....................................   4,000    4,103,200
(u)  1.375%, 07/29/13.....................................  35,000   35,158,900
Caisse des Depots et Consignations SA
(u)  3.000%, 06/22/12.....................................   6,200    6,218,123
(u)  1.750%, 03/26/13.....................................  15,000   15,079,950
French Treasury Note BTAN
     2.500%, 01/12/14..................................... 103,800  141,968,683

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^     VALUE+
                                                          --------- ------------
                                                            (000)
FRANCE -- (Continued)
Societe Financement de l'Economie Francaise SA
(u)  2.250%, 06/11/12....................................    12,000 $ 12,021,288
Total Capital SA
(u)  5.000%, 05/22/12....................................     9,000    9,021,582
                                                                    ------------
TOTAL FRANCE.............................................            372,731,985
                                                                    ------------
GERMANY -- (7.4%)
HSH Nordbank
     2.250%, 07/23/12....................................    17,000   22,591,957
IKB Deutsche Industriebank
     2.125%, 09/10/12....................................    39,200   52,151,473
Kreditanstalt fur Wiederaufbau
(u)  1.875%, 01/14/13....................................    21,000   21,211,764
(u)  2.500%, 05/28/13....................................    24,500   25,025,329
(u)  1.375%, 07/15/13....................................    20,000   20,219,040
(z)  5.125%, 07/22/13....................................    13,000   10,872,977
(u)  4.000%, 10/15/13....................................    20,000   21,018,000
(u)  1.375%, 01/13/14....................................    20,000   20,258,900
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)  2.000%, 10/01/12....................................    80,400   80,849,436
(u)  1.000%, 10/15/13....................................    17,000   17,025,126
Landwirtschaftliche Rentenbank
(u)  1.875%, 09/24/12....................................    37,000   37,210,160
(c)  4.250%, 11/16/12....................................     6,600    6,783,398
(u)  5.000%, 02/15/13....................................     5,000    5,168,500
(j)  1.375%, 04/25/13.................................... 1,000,000   12,663,139
(u)  4.125%, 07/15/13....................................    17,000   17,718,947
NRW.Bank
(u)  1.375%, 08/26/13....................................     2,000    2,014,160
                                                                    ------------
TOTAL GERMANY............................................            372,782,306
                                                                    ------------
JAPAN -- (3.1%)
Japan Finance Corp.
(u)  1.500%, 07/06/12....................................    26,000   26,038,272
(u)  2.125%, 11/05/12....................................    63,700   64,129,274
Japan Finance Organization For Municipalities
     1.350%, 11/26/13.................................... 5,141,000   65,573,313
                                                                    ------------
TOTAL JAPAN..............................................            155,740,859
                                                                    ------------


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 NETHERLANDS -- (9.1%)
 Bank Nederlandse Gemeenten NV
 (u)  2.000%, 09/17/12.................................... 29,000  $ 29,147,987
 (g)  4.375%, 12/14/12....................................  3,700     6,132,122
 (u)  3.750%, 07/15/13.................................... 53,913    55,747,767
 (g)  2.625%, 12/10/13.................................... 27,691    45,822,217
 Nederlandse Waterschapsbank NV
 (u)  5.375%, 09/04/12.................................... 70,200    71,295,962
 Netherlands Government
      1.000%, 01/15/14.................................... 75,000   100,528,155
 Rabobank Nederland NV
 (u)  3.000%, 09/18/12.................................... 35,000    35,262,500
 (u)  3.375%, 02/19/13.................................... 13,500    13,718,349
      4.375%, 01/22/14.................................... 50,000    69,587,999
 SNS Bank NV
      3.500%, 03/10/14.................................... 23,000    31,912,477
                                                                   ------------
 TOTAL NETHERLANDS........................................          459,155,535
                                                                   ------------
 NEW ZEALAND -- (0.9%)
 Westpac Securities, Ltd.
 (u)  2.500%, 05/25/12.................................... 43,680    43,736,129
                                                                   ------------
 NORWAY -- (1.5%)
 Eksportfinans ASA
 (u)  1.875%, 04/02/13.................................... 21,990    21,550,574
 Kommunalbanken AS
 (u)  2.875%, 06/22/12.................................... 38,000    38,120,802
 (u)  2.000%, 01/14/13.................................... 15,000    15,141,000
                                                                   ------------
 TOTAL NORWAY.............................................           74,812,376
                                                                   ------------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.5%)
 African Development Bank
 (c)  4.850%, 07/24/12....................................  6,000     6,128,461
 Council of Europe Development Bank
 (u)  4.250%, 04/22/13.................................... 48,200    49,809,687
 Eurofima
 (u)  5.125%, 08/02/12....................................  4,000     4,043,300
 (u)  1.875%, 05/28/13.................................... 10,000    10,123,400
 European Financial Stability Facility
 (e)  1.000%, 03/12/14.................................... 20,000    26,483,467
 European Investment Bank
 (g)  4.750%, 06/06/12.................................... 20,200    32,903,916

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                        ------- ------------
                                                         (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
(u)  1.875%, 06/17/13..................................  60,000 $ 60,914,100
(e)  2.125%, 01/15/14..................................   6,000    8,160,591
(e)  3.125%, 04/15/14..................................  25,000   34,687,740
Inter-American Development Bank
(c)  4.250%, 12/02/12..................................   6,560    6,752,248
International Bank for Reconstruction & Development
(c)  4.300%, 12/15/12..................................  12,000   12,369,287
(u)  1.750%, 07/15/13..................................  25,000   25,400,400
                                                                ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........          277,776,597
                                                                ------------
SWEDEN -- (2.6%)
Kommuninvest I Sverige AB
(u)  5.375%, 07/03/12..................................  71,000   71,561,397
(u)  2.125%, 09/17/12..................................  30,000   30,169,920
Nordea Bank AB
#(u) 2.500%, 11/13/12                                    27,500   27,758,087
                                                                ------------
TOTAL SWEDEN...........................................          129,489,404
                                                                ------------
UNITED KINGDOM -- (2.7%)
Barclays Bank P.L.C.
(u)  5.450%, 09/12/12..................................  36,000   36,580,212
Network Rail Infrastructure Finance P.L.C.
(u)  3.500%, 06/17/13..................................  97,000  100,228,160
                                                                ------------
TOTAL UNITED KINGDOM...................................          136,808,372
                                                                ------------
UNITED STATES -- (8.0%)
Bear Stearns Cos. LLC (The)
     6.950%, 08/10/12.................................. $15,000   15,260,625
General Electric Capital Corp.
     5.450%, 01/15/13..................................  10,000   10,343,000
     4.800%, 05/01/13..................................  20,000   20,805,400
     5.400%, 09/20/13..................................  20,920   22,222,856
     2.100%, 01/07/14..................................  58,000   59,046,842
     1.099%, 04/07/14..................................  17,000   16,988,321
Johnson & Johnson
#    0.700%, 05/15/13..................................  95,000   95,527,440
JPMorgan Chase & Co.
     5.375%, 10/01/12..................................  11,844   12,076,249
     2.050%, 01/24/14..................................  44,000   44,793,980
Toyota Motor Credit Corp.
     1.375%, 08/12/13..................................  11,100   11,230,081


                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
UNITED STATES -- (Continued)
(e)  4.625%, 09/18/13.................................. $ 55,636 $   77,365,162
Wal-Mart Stores, Inc.
     4.550%, 05/01/13..................................   19,047     19,827,070
                                                                 --------------
TOTAL UNITED STATES....................................             405,487,026
                                                                 --------------
TOTAL BONDS............................................           3,526,269,265
                                                                 --------------
AGENCY OBLIGATIONS -- (21.5%)
Federal Home Loan Bank
     0.375%, 11/27/13..................................   25,000     25,026,375
#    0.375%, 01/29/14..................................   75,000     75,065,175
Federal Home Loan Mortgage Corporation
#    3.750%, 06/28/13..................................   45,000     46,854,765
#    4.500%, 07/15/13..................................   60,000     63,081,840
     4.125%, 09/27/13..................................   50,000     52,701,400
     0.375%, 10/30/13..................................   63,000     63,183,582
     0.375%, 11/27/13..................................   65,000     65,071,695
     0.625%, 12/23/13..................................   10,000     10,045,900
#    4.500%, 01/15/14..................................   68,000     73,033,292
Federal National Mortgage Association
#    0.500%, 08/09/13..................................   20,000     20,056,440
     0.750%, 12/18/13..................................   60,000     60,455,040
     1.250%, 02/27/14..................................  105,000    106,960,035
#    2.750%, 03/13/14..................................  250,000    261,216,750
#    4.125%, 04/15/14..................................  150,000    161,038,650
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           1,083,790,939
                                                                 --------------
COMMERCIAL PAPER -- (2.9%)
Caisse des Depots et Consignations
     0.552%, 09/25/12..................................   35,000     34,926,951
Standard Chartered Bank
     0.754%, 12/14/12..................................  110,000    109,430,123
                                                                 --------------
TOTAL COMMERCIAL PAPER.................................             144,357,074
                                                                 --------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT        VALUE+
                                                                   ------------ ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund..............................  290,000,000 $290,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%,
        05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
        FNMA 2.230%(r), 08/01/38, valued at $261,661) to be
        repurchased at $256,532................................... $        257      256,530
                                                                                ------------
TOTAL SECURITIES LENDING COLLATERAL...............................               290,256,530
                                                                                ------------

                                                                    VALUE+
                                                                --------------
   TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,039,255,792)...................................... $5,044,673,808
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                           -------  --------------  -------  --------------
Bonds
   Australia..............................     --   $   28,937,337      --   $   28,937,337
   Austria................................     --      182,039,125      --      182,039,125
   Canada.................................     --      633,660,624      --      633,660,624
   Denmark................................     --      237,110,486      --      237,110,486
   Finland................................     --       16,001,104      --       16,001,104
   France.................................     --      372,731,985      --      372,731,985
   Germany................................     --      372,782,306      --      372,782,306
   Japan..................................     --      155,740,859      --      155,740,859
   Netherlands............................     --      459,155,535      --      459,155,535
   New Zealand............................     --       43,736,129      --       43,736,129
   Norway.................................     --       74,812,376      --       74,812,376
   Supranational Organization Obligations.     --      277,776,597      --      277,776,597
   Sweden.................................     --      129,489,404      --      129,489,404
   United Kingdom.........................     --      136,808,372      --      136,808,372
   United States..........................     --      405,487,026      --      405,487,026
Agency Obligations........................     --    1,083,790,939      --    1,083,790,939
Commercial Paper..........................     --      144,357,074      --      144,357,074
Securities Lending Collateral.............     --      290,256,530      --      290,256,530
Forward Currency Contracts**..............     --       (7,698,114)     --       (7,698,114)
                                           -------  --------------  -------  --------------
TOTAL.....................................     --   $5,036,975,694      --   $5,036,975,694
                                           =======  ==============  =======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (91.4%)
AUSTRALIA -- (5.1%)
National Australia Bank, Ltd.
     5.250%, 05/04/12.....................................  9,600  $ 10,002,959
     5.750%, 06/24/13.....................................  9,900    10,447,329
Toyota Finance Australia, Ltd.
(z)  3.870%, 07/25/12.....................................  8,000     6,544,208
     5.460%, 12/17/12.....................................  3,200     3,338,084
Westpac Banking Corp.
     7.250%, 09/24/12.....................................  1,500     1,580,647
     6.375%, 12/10/13.....................................  8,000     8,561,069
                                                                   ------------
TOTAL AUSTRALIA...........................................           40,474,296
                                                                   ------------
AUSTRIA -- (4.4%)
Asfinag AG
(u)  2.000%, 10/22/12.....................................  9,500     9,560,724
Oesterreichische Kontrollbank AG
(u)  4.750%, 10/16/12.....................................  9,414     9,592,725
Republic of Austria
(u)  3.250%, 06/25/13..................................... 15,200    15,631,680
                                                                   ------------
TOTAL AUSTRIA.............................................           34,785,129
                                                                   ------------
CANADA -- (16.4%)
Bank of Nova Scotia
     5.040%, 04/08/13..................................... 22,000    22,989,037
British Columbia, Province of Canada
     4.700%, 12/18/12..................................... 11,000    11,370,471
     5.500%, 04/24/13.....................................  4,500     4,729,817
Canada Housing Trust
     4.000%, 06/15/12..................................... 22,000    22,351,875
Export Development Canada
(s)  1.625%, 05/08/12..................................... 50,000     7,438,122
(n)  3.000%, 03/14/13..................................... 45,000     7,914,974
GE Capital Canada Funding Co.
     5.150%, 06/06/13.....................................  6,500     6,813,140
Ontario, Province of Canada
(n)  3.000%, 05/14/13..................................... 42,260     7,447,809
     4.750%, 06/02/13..................................... 12,500    13,103,330
Royal Bank of Canada
(e)  3.250%, 01/18/13.....................................  6,600     8,892,746
     5.060%, 07/17/13.....................................  3,500     3,689,340
(u)  2.100%, 07/29/13.....................................  8,800     8,978,939
Toronto-Dominion Bank (The)
     4.854%, 02/13/13.....................................  4,000     4,154,558
                                                                   ------------
TOTAL CANADA..............................................          129,874,158
                                                                   ------------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
DENMARK -- (4.5%)
Danske Bank A.S.
(u)  2.500%, 05/10/12...................................... 10,000  $10,003,210
FIH Erhvervsbank A.S.
(u)  1.750%, 12/06/12......................................  5,000    5,033,750
(e)  2.125%, 03/21/13......................................  5,000    6,702,248
Kommunekredit A.S.
(u)  1.250%, 09/03/13...................................... 14,000   14,099,064
                                                                    -----------
TOTAL DENMARK..............................................          35,838,272
                                                                    -----------
FINLAND -- (1.1%)
Municipality Finance P.L.C.
(n)  2.750%, 09/16/13......................................  6,500    1,144,819
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.909%, 04/05/13.....................................  8,000    8,000,552
                                                                    -----------
TOTAL FINLAND..............................................           9,145,371
                                                                    -----------
FRANCE -- (9.3%)
Agence Francaise de Developpement SA
(u)  2.250%, 05/22/12......................................  5,000    5,004,265
Caisse d'Amortissement de la Dette Sociale SA
(u)  1.625%, 11/27/12......................................  2,400    2,407,968
     3.250%, 04/25/13......................................  2,100    2,847,684
(u)  3.250%, 07/15/13...................................... 14,000   14,361,200
(u)  1.375%, 07/29/13......................................  2,000    2,009,080
Caisse des Depots et Consignations SA
(u)  3.000%, 06/22/12......................................  2,000    2,005,846
French Treasury Note BTAN
     2.500%, 01/12/14...................................... 15,000   20,515,706
Reseau Ferre de France SA
(t)  5.375%, 06/07/12......................................  2,500    2,606,162
Societe Financement de l'Economie Francaise SA
(u)  2.250%, 06/11/12......................................  5,000    5,008,870
     3.000%, 04/07/14...................................... 10,000   13,743,944
Total Capital SA
(u)  5.000%, 05/22/12......................................  1,800    1,804,316
(z)  6.500%, 07/20/12......................................  2,200    1,809,054
                                                                    -----------
TOTAL FRANCE...............................................          74,124,095
                                                                    -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
GERMANY -- (5.9%)
Kreditanstalt fur Wiederaufbau
(n)  3.375%, 01/18/13....................................... 16,470  $ 2,902,682
(t)  4.500%, 03/26/13.......................................  1,400    1,465,949
     1.250%, 06/17/13.......................................  1,800    2,408,863
     5.125%, 06/17/13.......................................  3,000    4,184,346
(z)  5.125%, 07/22/13.......................................  7,000    5,854,680
(g)  3.250%, 02/24/14.......................................  3,000    5,068,936
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)  2.000%, 10/01/12.......................................  3,000    3,016,770
Landwirtschaftliche Rentenbank
(u)  5.250%, 07/02/12.......................................  1,800    1,814,220
(n)  4.820%, 03/11/13....................................... 37,000    6,604,011
(u)  4.875%, 01/10/14.......................................  3,500    3,744,685
NRW.Bank
(n)  3.500%, 05/21/13....................................... 56,000    9,924,161
                                                                     -----------
TOTAL GERMANY...............................................          46,989,303
                                                                     -----------
JAPAN -- (1.5%)
Japan Finance Corp.
(u)  1.500%, 07/06/12....................................... 12,000   12,017,664
                                                                     -----------
NETHERLANDS -- (7.2%)
Bank Nederlandse Gemeenten NV
(t)  5.500%, 06/03/13.......................................    974    1,024,204
(u)  3.750%, 07/15/13.......................................  8,000    8,272,256
(t)  6.250%, 11/12/13.......................................  3,000    3,207,275
(n)  3.750%, 11/25/13....................................... 20,000    3,565,713
     3.750%, 03/14/14.......................................  5,000    6,976,412
Rabobank Nederland NV
(t)  6.000%, 01/15/13.......................................  2,000    2,101,611
(z)  5.125%, 03/12/13.......................................  2,000    1,653,207
(n)  4.000%, 05/29/13....................................... 35,000    6,183,000
(s)  3.250%, 01/20/14....................................... 55,000    8,290,956
SNS Bank NV
     3.500%, 03/10/14.......................................  1,500    2,081,249
Toyota Motor Finance Netherlands BV
(z)  3.530%, 01/29/13....................................... 16,600   13,550,318
                                                                     -----------
TOTAL NETHERLANDS...........................................          56,906,201
                                                                     -----------
NEW ZEALAND -- (3.4%)
New Zealand Government Bond
     6.500%, 04/15/13....................................... 21,000   17,814,452


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
NEW ZEALAND -- (Continued)
Westpac Securities, Ltd.
(u)  2.500%, 05/25/12.......................................  9,000  $ 9,011,565
                                                                     -----------
TOTAL NEW ZEALAND...........................................          26,826,017
                                                                     -----------
NORWAY -- (5.2%)
Eksportfinans ASA
(u)  1.875%, 04/02/13....................................... 18,500   18,130,314
Kommunalbanken AS
(s)  1.875%, 05/08/12....................................... 36,000    5,355,662
     2.750%, 07/24/12....................................... 15,670    2,742,414
     3.000%, 03/26/13....................................... 15,000    2,641,273
     3.500%, 02/24/14.......................................  7,000    1,252,892
Norway Government Bond
     6.500%, 05/15/13....................................... 60,000   11,003,067
                                                                     -----------
TOTAL NORWAY................................................          41,125,622
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (13.3%)
Asian Development Bank
(t)  6.000%, 05/24/12.......................................  2,500    2,607,527
(t)  0.500%, 10/09/12.......................................  1,800    1,847,310
(t)  0.500%, 03/27/13.......................................  4,000    4,046,112
(t)  1.000%, 05/08/13.......................................  1,500    1,519,951
Council of Europe Development Bank
(u)  4.250%, 04/22/13.......................................  3,050    3,151,858
Eurofima
(u)  5.125%, 08/02/12.......................................  2,000    2,021,650
(s)  2.000%, 10/30/12....................................... 95,000   14,116,743
(u)  1.875%, 05/28/13.......................................  5,000    5,061,700
European Bank For Reconstruction & Development
(u)  3.625%, 06/17/13.......................................  8,000    8,282,848
European Investment Bank
(g)  4.750%, 06/06/12.......................................    800    1,303,125
(n)  4.375%, 08/31/12.......................................  6,600    1,161,993
(n)  3.125%, 01/07/13....................................... 39,000    6,862,547
(u)  5.000%, 10/15/13.......................................  9,000    9,563,310
Inter-American Development Bank
(z)  7.250%, 05/24/12.......................................  9,500    7,786,590
(c)  4.250%, 12/02/12.......................................  1,640    1,688,062
(z)  0.500%, 01/29/13....................................... 10,000    8,006,113
(t)  1.000%, 03/18/13.......................................  3,800    3,858,045
International Bank for Reconstruction & Development
(t)  4.370%, 05/17/12.......................................  1,389    1,447,423

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          -------- ------------
                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
(t)  1.000%, 11/20/12....................................    4,500 $  4,613,149
(s)  2.250%, 11/08/13....................................   20,800    3,131,682
International Finance Corp.
(t)  5.100%, 11/26/12....................................    6,200    6,495,329
Nordic Investment Bank
(n)  2.250%, 08/31/12....................................   40,000    7,005,827
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............           105,578,894
                                                                   ------------
SWEDEN -- (9.1%)
City of Gothenburg Sweden AB
     4.700%, 11/13/12....................................   75,000   11,280,184
Kommuninvest I Sverige AB
(u)  5.375%, 07/03/12....................................   12,200   12,296,465
     2.650%, 07/13/12....................................   16,000    2,383,277
(t)  4.900%, 02/26/13....................................    7,500    7,850,103
Svensk Exportkredit AB
(z)  5.000%, 08/17/12....................................   18,900   15,526,069
Sweden Government Bond
     5.500%, 10/08/12....................................  150,000   22,698,734
                                                                   ------------
TOTAL SWEDEN.............................................            72,034,832
                                                                   ------------
UNITED KINGDOM -- (1.8%)
Barclays Bank P.L.C.
(u)  5.450%, 09/12/12....................................    5,000    5,080,585
Network Rail Infrastructure Finance P.L.C.
(u)  3.500%, 06/17/13....................................    9,000    9,299,520
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            14,380,105
                                                                   ------------
UNITED STATES -- (3.2%)
General Electric Capital Corp.
     6.000%, 06/15/12.................................... $  1,800    1,813,198
     5.250%, 10/19/12....................................    2,000    2,044,190
     2.800%, 01/08/13....................................    3,000    3,045,759
     2.100%, 01/07/14....................................    9,000    9,162,441
JPMorgan Chase & Co.
     5.375%, 10/01/12....................................    1,500    1,529,414
Wells Fargo Bank NA
(e)  6.000%, 05/23/13....................................    5,500    7,652,154
                                                                   ------------
TOTAL UNITED STATES......................................            25,247,156
                                                                   ------------
TOTAL BONDS..............................................           725,347,115
                                                                   ------------

                                                           FACE
                                                          AMOUNT      VALUE+
                                                          -------- ------------
                                                           (000)
AGENCY OBLIGATIONS -- (8.6%)
Federal Home Loan Bank
     4.500%, 09/16/13.................................... $ 25,000 $ 26,443,050
     3.625%, 10/18/13....................................    9,500    9,958,546
Federal Home Loan Mortgage Corporation
     0.375%, 10/30/13....................................   25,000   25,072,850
Federal National Mortgage Association
     0.750%, 12/18/13....................................    7,000    7,053,088
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            68,527,534
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $791,395,953)..................................            $793,874,649
                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
   Australia..............................      -- $ 40,474,296      -- $ 40,474,296
   Austria................................      --   34,785,129      --   34,785,129
   Canada.................................      --  129,874,158      --  129,874,158
   Denmark................................      --   35,838,272      --   35,838,272
   Finland................................      --    9,145,371      --    9,145,371
   France.................................      --   74,124,095      --   74,124,095
   Germany................................      --   46,989,303      --   46,989,303
   Japan..................................      --   12,017,664      --   12,017,664
   Netherlands............................      --   56,906,201      --   56,906,201
   New Zealand............................      --   26,826,017      --   26,826,017
   Norway.................................      --   41,125,622      --   41,125,622
   Supranational Organization Obligations.      --  105,578,894      --  105,578,894
   Sweden.................................      --   72,034,832      --   72,034,832
   United Kingdom.........................      --   14,380,105      --   14,380,105
   United States..........................      --   25,247,156      --   25,247,156
Agency Obligations........................      --   68,527,534      --   68,527,534
Forward Currency Contracts**..............      --      262,239      --      262,239
                                           ------- ------------ ------- ------------
TOTAL.....................................      -- $794,136,888      -- $794,136,888
                                           ======= ============ ======= ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT       VALUE+
                                                   ---------- --------------
                                                     (000)
    AGENCY OBLIGATIONS -- (97.9%)
    Federal Farm Credit Bank
       1.125%, 02/27/14........................... $    4,000 $    4,056,524
       2.625%, 04/17/14...........................     62,500     65,267,625
       3.000%, 09/22/14...........................      9,500     10,078,255
       1.625%, 11/19/14...........................     80,000     82,374,239
       1.500%, 11/16/15...........................     13,595     14,049,562
       4.875%, 12/16/15...........................     12,000     13,778,304
       4.875%, 01/17/17...........................     12,000     14,226,000
    Federal Home Loan Bank
       3.375%, 02/27/13...........................      2,300      2,359,002
       1.625%, 03/20/13...........................     10,000     10,121,620
       1.875%, 06/21/13...........................    112,000    114,053,744
       5.125%, 08/14/13...........................     38,000     40,380,548
       4.500%, 09/16/13...........................    147,500    156,013,995
       3.625%, 10/18/13...........................     26,000     27,254,968
       0.375%, 11/27/13...........................     20,000     20,021,100
       0.875%, 12/27/13...........................      4,000      4,036,896
       5.500%, 08/13/14...........................      6,000      6,705,420
       0.875%, 12/12/14...........................      9,900     10,007,544
       2.750%, 03/13/15...........................     25,000     26,597,950
       2.875%, 06/12/15...........................     80,020     85,761,595
       1.750%, 09/11/15...........................    158,365    163,838,253
       1.375%, 12/11/15...........................     30,185     30,787,644
       1.625%, 12/11/15...........................     21,500     22,370,169
       5.000%, 12/21/15...........................     47,695     55,109,712
       3.125%, 03/11/16...........................     71,120     77,075,589
       5.375%, 05/18/16...........................     76,000     90,086,828
       2.125%, 06/10/16...........................     88,000     92,657,400
       5.125%, 10/19/16...........................     21,895     25,921,053
       1.625%, 12/09/16...........................     19,000     19,548,663
       4.750%, 12/16/16...........................     67,500     79,259,580
    Tennessee Valley Authority
       4.750%, 08/01/13...........................     20,000     21,111,560
       4.375%, 06/15/15...........................     20,580     22,949,417
                                                              --------------
    TOTAL AGENCY OBLIGATIONS......................             1,407,860,759
                                                              --------------
    U.S. TREASURY OBLIGATIONS -- (1.6%)
    U.S. Treasury Note
       0.875%, 01/31/17...........................     22,900     23,021,645
                                                              --------------

                                                     SHARES
                                                   ----------
    TEMPORARY CASH INVESTMENTS -- (0.5%)
      BlackRock Liquidity Funds FedFund Portfolio.  6,526,363      6,526,363
                                                              --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $1,414,378,581).......................            $1,437,408,767
                                                              ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $1,407,860,759      -- $1,407,860,759
  U.S. Treasury Obligations..         --     23,021,645      --     23,021,645
  Temporary Cash Investments. $6,526,363             --      --      6,526,363
                              ---------- -------------- ------- --------------
  TOTAL...................... $6,526,363 $1,430,882,404      -- $1,437,408,767
                              ========== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
BONDS -- (94.2%)
AUSTRALIA -- (4.0%)
Commonwealth Bank of Australia
#(u)  3.500%, 03/19/15..................................... 31,000  $ 32,446,088
National Australia Bank, Ltd.
(g)   5.375%, 12/08/14..................................... 64,115   112,106,223
Westpac Banking Corp.
(u)   4.200%, 02/27/15.....................................  2,500     2,672,695
(u)   3.000%, 08/04/15..................................... 59,135    61,694,363
#(u)  3.000%, 12/09/15..................................... 25,000    25,931,925
                                                                    ------------
TOTAL AUSTRALIA............................................          234,851,294
                                                                    ------------
AUSTRIA -- (4.5%)
Oesterreichische Kontrollbank AG
#(u)  1.750%, 10/05/15..................................... 50,000    50,616,550
(u)   4.875%, 02/16/16..................................... 30,065    33,653,859
(u)   2.000%, 06/03/16..................................... 63,934    64,788,414
Republic of Austria
      4.000%, 09/15/16..................................... 78,000   114,437,376
                                                                    ------------
TOTAL AUSTRIA..............................................          263,496,199
                                                                    ------------
CANADA -- (15.4%)
Bank of Nova Scotia
#(u)  2.050%, 10/07/15..................................... 66,600    68,363,968
(u)   2.900%, 03/29/16..................................... 68,605    72,231,940
(u)   2.550%, 01/12/17..................................... 21,400    22,235,328
British Columbia, Province of Canada
#(u)  2.100%, 05/18/16..................................... 90,900    94,849,969
(u)   1.200%, 04/25/17..................................... 55,000    55,050,325
Export Development Canada
(g)   3.625%, 09/07/15..................................... 56,751    99,879,267
Manitoba, Province of Canada
(u)   1.300%, 04/03/17..................................... 10,000    10,056,610
Ontario, Province of Canada
(u)   4.750%, 01/19/16.....................................  9,000    10,161,846
#(u)  5.450%, 04/27/16.....................................  9,000    10,468,206
#(u)  2.300%, 05/10/16..................................... 60,000    62,433,600
(u)   1.600%, 09/21/16..................................... 64,000    64,757,760
(u)   4.950%, 11/28/16..................................... 15,000    17,366,565
Royal Bank of Canada
(u)   2.625%, 12/15/15..................................... 40,300    42,285,339
(u)   2.875%, 04/19/16..................................... 56,700    59,439,290
#(u)  2.300%, 07/20/16..................................... 50,000    51,376,900
Toronto-Dominion Bank (The)
(u)   2.500%, 07/14/16..................................... 10,000    10,388,210


                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
(u)  2.375%, 10/19/16..................................... 143,944 $148,345,088
                                                                   ------------
TOTAL CANADA..............................................          899,690,211
                                                                   ------------
DENMARK -- (1.8%)
Kingdom of Denmark
     2.500%, 11/15/16..................................... 550,000  105,850,681
FINLAND -- (3.9%)
Finnish Government
     1.875%, 04/15/17.....................................  60,000   82,155,587
Municipality Finance P.L.C.
(u)  2.375%, 05/16/16.....................................  89,200   92,555,704
Republic of Finland
(u)  2.250%, 03/17/16.....................................  48,000   50,457,600
                                                                   ------------
TOTAL FINLAND.............................................          225,168,891
                                                                   ------------
FRANCE -- (7.9%)
Agence Francaise de Developpement SA
(u)  2.500%, 07/15/15.....................................  25,000   25,615,000
Caisse d'Amortissement de la Dette Sociale SA
(u)  1.875%, 09/15/15.....................................  25,000   25,075,500
(g)  2.250%, 12/07/15.....................................  75,000  121,742,602
France, Government of
     5.000%, 10/25/16.....................................  98,500  149,550,605
Total Capital International SA
(u)  1.500%, 02/17/17.....................................  11,368   11,362,168
Total Capital SA
(u)  2.875%, 03/18/15.....................................   9,200    9,648,776
(u)  3.000%, 06/24/15.....................................  62,725   66,115,788
(u)  3.125%, 10/02/15.....................................  37,835   40,138,092
(u)  2.300%, 03/15/16.....................................   9,697   10,046,199
                                                                   ------------
TOTAL FRANCE..............................................          459,294,730
                                                                   ------------
GERMANY -- (7.4%)
Bundesobligation
     1.250%, 10/14/16.....................................  80,000  109,316,178
Kreditanstalt fur Wiederaufbau
(g)  5.500%, 12/07/15.....................................  62,000  114,781,172
(g)  3.750%, 09/07/16.....................................  20,000   35,267,608

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT^    VALUE+
                                                                   ------- ------------
                                                                    (000)
GERMANY -- (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.250%, 07/15/16............................................  34,000 $ 34,988,720
Landwirtschaftliche Rentenbank
(u)   2.500%, 02/15/16............................................  31,000   32,562,090
(u)   2.125%, 07/15/16............................................  47,200   48,934,175
(u)   5.000%, 11/08/16............................................  13,000   15,092,688
(g)   3.250%, 12/07/16............................................  22,000   37,962,076
                                                                           ------------
TOTAL GERMANY.....................................................          428,904,707
                                                                           ------------
IRELAND -- (0.2%)
GE Capital UK Funding
(g)   5.625%, 12/12/14............................................   7,097   12,534,348
                                                                           ------------
JAPAN -- (2.1%)
Development Bank of Japan
(u)   5.125%, 02/01/17............................................  26,800   31,335,873
Japan Finance Corp.
#(u)  1.875%, 09/24/15............................................  30,100   30,876,369
#(u)  2.500%, 01/21/16............................................  13,000   13,671,229
(u)   2.250%, 07/13/16............................................  44,000   45,845,404
                                                                           ------------
TOTAL JAPAN.......................................................          121,728,875
                                                                           ------------
NETHERLANDS -- (9.7%)
Bank Nederlandse Gemeenten NV
(u)   1.750%, 10/06/15............................................  30,200   30,365,677
(g)   2.375%, 12/23/15............................................  17,000   28,109,338
(u)   2.500%, 01/11/16............................................   5,000    5,128,900
(g)   5.250%, 02/26/16............................................   6,928   12,508,580
(u)   5.125%, 10/05/16............................................  70,000   78,932,000
Nederlandse Waterschapsbank NV
(g)   5.625%, 11/17/15............................................   5,033    9,220,113
#(u)  2.125%, 06/16/16............................................ 115,000  115,969,450
      3.000%, 07/12/16............................................  10,000   13,993,686
(g)   2.125%, 09/07/16............................................  10,802   17,479,749
Netherlands Government
      4.000%, 07/15/16............................................  35,000   51,972,308
Rabobank Nederland NV
(g)   5.125%, 10/27/14............................................  12,338   21,578,099
(g)   4.000%, 09/10/15............................................  48,500   82,769,388
(u)   2.125%, 10/13/15............................................  40,000   40,327,840
      4.375%, 05/05/16............................................   5,000    7,170,598
Shell International Finance BV
(u)   3.100%, 06/28/15............................................  40,391   43,059,270

                                                                    FACE
                                                                   AMOUNT^    VALUE+
                                                                   ------- ------------
                                                                    (000)
NETHERLANDS -- (Continued)
(u)   5.200%, 03/22/17............................................   3,000 $  3,531,717
                                                                           ------------
TOTAL NETHERLANDS.................................................          562,116,713
                                                                           ------------
NEW ZEALAND -- (0.3%)
ASB Finance, Ltd.
(g)   3.250%, 12/09/13............................................  10,000   16,415,654
                                                                           ------------
NORWAY -- (2.1%)
Eksportfinans ASA
(u)   2.000%, 09/15/15............................................  37,400   33,665,348
#(u)  5.500%, 05/25/16............................................  15,800   15,556,870
Kommunalbanken AS
(u)   2.375%, 01/19/16............................................  71,000   73,773,260
                                                                           ------------
TOTAL NORWAY......................................................          122,995,478
                                                                           ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.3%)
African Development Bank
(u)   2.500%, 03/15/16............................................  42,000   44,594,256
#(u)  1.125%, 03/15/17............................................  82,000   82,368,262
Asian Development Bank
(u)   2.500%, 03/15/16............................................  10,000   10,634,920
Council of Europe Development Bank
#(u)  1.250%, 09/22/16............................................ 154,000  152,665,744
#(u)  1.500%, 02/22/17............................................  17,000   16,948,898
Eurofima
(g)   6.125%, 10/14/14............................................  11,400   20,525,786
(u)   5.250%, 04/07/16............................................  29,800   33,713,932
European Bank for Reconstruction & Development
(u)   1.625%, 09/03/15............................................  30,000   30,805,470
European Financial Stability Facility
(e)   2.750%, 07/18/16............................................  25,000   34,811,936
European Investment Bank
(g)   4.375%, 07/08/15............................................  17,000   29,752,338
(g)   3.000%, 12/07/15............................................  50,100   84,266,979
(g)   4.875%, 09/07/16............................................  20,600   37,092,561
(g)   3.250%, 12/07/16............................................   9,000   15,241,192
European Union
(e)   2.750%, 06/03/16............................................  38,000   53,295,370

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT^    VALUE+
                                                                  ------- ------------
                                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
(u)  2.250%, 03/15/16............................................  67,000 $ 70,555,690
                                                                          ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....................          717,273,334
                                                                          ------------
SWEDEN -- (0.9%)
Nordea Bank AB
(u)  3.700%, 11/13/14............................................  10,100   10,466,428
Svensk Exportkredit AB
(u)  1.750%, 10/20/15............................................  43,600   44,226,532
                                                                          ------------
TOTAL SWEDEN.....................................................           54,692,960
                                                                          ------------
UNITED KINGDOM -- (4.7%)
Network Rail Infrastructure Finance P.L.C.
     4.875%, 11/27/15............................................  63,929  117,578,369
United Kingdom Gilt
     4.000%, 09/07/16............................................   5,000    9,175,239
     1.750%, 01/22/17............................................  88,000  147,301,207
                                                                          ------------
TOTAL UNITED KINGDOM.............................................          274,054,815
                                                                          ------------
UNITED STATES -- (17.0%)
3M Co.
     1.375%, 09/29/16............................................ $72,626   73,762,087
Bank of New York Mellon Corp. (The)
#    2.950%, 06/18/15............................................  31,645   33,360,254
     2.500%, 01/15/16............................................  16,017   16,649,383
     2.300%, 07/28/16............................................  23,235   23,984,259
Berkshire Hathaway Finance Corp.
     2.450%, 12/15/15............................................  24,862   25,933,378
Berkshire Hathaway, Inc.
     2.200%, 08/15/16............................................  73,200   75,994,483
     1.900%, 01/31/17............................................  34,000   34,618,358
Colgate-Palmolive Co.
     1.300%, 01/15/17............................................   7,000    7,066,822
General Electric Capital Corp.
#    3.500%, 06/29/15............................................  82,800   87,600,082
     4.375%, 09/21/15............................................   6,000    6,542,400
     2.250%, 11/09/15............................................  32,000   32,743,808
#    2.950%, 05/09/16............................................   9,000    9,381,159
#    2.900%, 01/09/17............................................   3,000    3,109,047

                                                                      FACE
                                                                     AMOUNT         VALUE+
                                                                   ------------ --------------
                                                                      (000)
UNITED STATES -- (Continued)
Google, Inc.
      2.125%, 05/19/16............................................ $     54,025 $   56,557,476
Johnson & Johnson
      2.150%, 05/15/16............................................      143,000    150,291,284
Microsoft Corp.
      1.625%, 09/25/15............................................       22,119     22,858,438
#     2.500%, 02/08/16............................................       45,000     47,725,470
Procter & Gamble Co. (The)
      1.450%, 08/15/16............................................       17,180     17,495,305
Toyota Motor Credit Corp.
      2.800%, 01/11/16............................................      103,000    108,389,887
      2.000%, 09/15/16............................................       19,800     20,292,070
Wal-Mart Stores, Inc.
      1.500%, 10/25/15............................................      120,500    123,353,801
      5.375%, 04/05/17............................................        9,000     10,610,766
                                                                                --------------
TOTAL UNITED STATES...............................................                 988,320,017
                                                                                --------------
TOTAL BONDS.......................................................               5,487,388,907
                                                                                --------------
AGENCY OBLIGATIONS -- (2.6%)
Federal Home Loan Mortgage Corporation
#     1.000%, 03/08/17............................................       49,000     48,962,221
Federal National Mortgage Association
#     1.250%, 01/30/17............................................        4,600      4,656,198
      5.000%, 02/13/17............................................       82,000     97,166,064
                                                                                --------------
TOTAL AGENCY OBLIGATIONS.......................................................    150,784,483
                                                                                --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund..............................  188,000,000    188,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
        0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
        07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $139,755)
        to be repurchased at $137,016............................. $        137        137,015
                                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL...............................                 188,137,015
                                                                                --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                      VALUE+
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,689,911,800).......................................... $5,826,310,405
                                                                  ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                             LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                                             -------  --------------  -------  --------------
Bonds
   Australia................................................     --   $  234,851,294      --   $  234,851,294
   Austria..................................................     --      263,496,199      --      263,496,199
   Canada...................................................     --      899,690,211      --      899,690,211
   Denmark..................................................     --      105,850,681      --      105,850,681
   Finland..................................................     --      225,168,891      --      225,168,891
   France...................................................     --      459,294,730      --      459,294,730
   Germany..................................................     --      428,904,707      --      428,904,707
   Ireland..................................................     --       12,534,348      --       12,534,348
   Japan....................................................     --      121,728,875      --      121,728,875
   Netherlands..............................................     --      562,116,713      --      562,116,713
   New Zealand..............................................     --       16,415,654      --       16,415,654
   Norway...................................................     --      122,995,478      --      122,995,478
   Supranational Organization Obligations...................     --      717,273,334      --      717,273,334
   Sweden...................................................     --       54,692,960      --       54,692,960
   United Kingdom...........................................     --      274,054,815      --      274,054,815
   United States............................................     --      988,320,017      --      988,320,017
Agency Obligations..........................................     --      150,784,483      --      150,784,483
Securities Lending Collateral...............................     --      188,137,015      --      188,137,015
Forward Currency Contracts**................................     --      (21,354,538)     --      (21,354,538)
                                                             -------  --------------  -------  --------------
TOTAL.......................................................     --   $5,804,955,867      --   $5,804,955,867
                                                             =======  ==============  =======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- -----------
                                                                   (000)
BONDS -- (96.3%)
AUSTRIA -- (3.7%)
Republic of Austria
     4.650%, 01/15/18............................................   2,000 $ 3,040,796
                                                                          -----------
CANADA -- (3.0%)
Manitoba, Province of Canada
     4.400%, 09/05/25............................................     400     452,692
Ontario, Province of Canada
     4.200%, 03/08/18............................................     750     834,730
     4.000%, 06/02/21............................................   1,100   1,203,503
                                                                          -----------
TOTAL CANADA.....................................................           2,490,925
                                                                          -----------
DENMARK -- (3.7%)
Kingdom of Denmark
     7.000%, 11/10/24............................................  10,900   3,005,849
                                                                          -----------
FINLAND -- (3.6%)
Finnish Government
     4.375%, 07/04/19............................................   1,480   2,300,929
     4.000%, 07/04/25............................................     450     690,094
                                                                          -----------
TOTAL FINLAND....................................................           2,991,023
                                                                          -----------
FRANCE -- (18.9%)
Caisse d'Amortissement de la Dette Sociale SA
     4.125%, 04/25/17............................................     900   1,307,604
     3.375%, 04/25/21............................................     800   1,084,800
France, Government of
     4.250%, 10/25/17............................................   2,200   3,262,445
     4.250%, 10/25/18............................................   2,400   3,545,834
     3.750%, 04/25/21............................................   3,500   4,969,754
     3.500%, 04/25/26............................................   1,000   1,338,258
                                                                          -----------
TOTAL FRANCE.....................................................          15,508,695
                                                                          -----------
GERMANY -- (3.7%)
Kreditanstalt fur Wiederaufbau
     4.375%, 07/04/18............................................   1,610   2,474,480
     4.625%, 01/04/23............................................     330     528,410
                                                                          -----------
TOTAL GERMANY....................................................           3,002,890
                                                                          -----------
JAPAN -- (16.4%)
Japan Government Ten Year Bond
     0.800%, 09/20/20............................................ 850,000  10,735,349

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- -----------
                                                                   (000)
JAPAN -- (Continued)
Japan Government Twenty Year Bond
     2.200%, 09/20/26............................................ 199,000 $ 2,765,001
                                                                          -----------
TOTAL JAPAN......................................................          13,500,350
                                                                          -----------
LUXEMBOURG -- (3.6%)
Luxembourg Government
     3.375%, 05/18/20............................................   2,040   2,985,741
                                                                          -----------
NETHERLANDS -- (3.7%)
Netherlands Government
     4.000%, 07/15/18............................................   1,250   1,888,402
     3.750%, 01/15/23............................................     750   1,126,618
                                                                          -----------
TOTAL NETHERLANDS................................................           3,015,020
                                                                          -----------
NEW ZEALAND -- (3.7%)
New Zealand Government
     6.000%, 05/15/21............................................   3,200   3,042,886
                                                                          -----------
NORWAY -- (3.7%)
Norway Government
     4.500%, 05/22/19............................................  14,900   3,054,227
                                                                          -----------
SINGAPORE -- (3.8%)
Singapore Government
     3.125%, 09/01/22............................................   3,400   3,099,767
                                                                          -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.9%)
European Investment Bank
(j)  1.400%, 06/20/17............................................ 117,000   1,543,984
(g)  5.375%, 06/07/21............................................     580   1,097,724
(j)  1.900%, 01/26/26............................................  35,000     455,732
European Union
(e)  3.250%, 04/04/18............................................   1,260   1,803,932
(e)  3.000%, 09/04/26............................................     300     392,225
International Bank for Reconstruction & Development
(g)  5.400%, 06/07/21............................................   1,250   2,548,638
Nordic Investment Bank
(j)  1.700%, 04/27/17............................................  20,000     266,755
                                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....................           8,108,990
                                                                          -----------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
SWEDEN -- (3.7%)
Sweden Government
   4.250%, 03/12/19......................................... 17,600  $ 3,066,835
                                                                     -----------
UNITED KINGDOM -- (11.2%)
Network Rail Infrastructure
  Finance P.L.C.
   4.625%, 07/21/20.........................................    900    1,721,185
   4.750%, 01/22/24.........................................    200      383,494
United Kingdom Gilt
   1.000%, 09/07/17.........................................    700    1,121,710
   3.750%, 09/07/20.........................................  2,450    4,564,177
   5.000%, 03/07/25.........................................    700    1,454,870
                                                                     -----------
TOTAL UNITED KINGDOM........................................           9,245,436
                                                                     -----------
TOTAL BONDS.................................................          79,159,430
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
AGENCY OBLIGATIONS -- (3.7%)
Federal Home Loan Bank
   5.375%, 05/15/19......................................... $1,000  $ 1,243,914
   5.375%, 09/30/22.........................................    800    1,015,166
   5.750%, 06/12/26.........................................    100      131,173
Tennessee Valley Authority
   3.875%, 02/15/21.........................................    600      684,743
                                                                     -----------
TOTAL AGENCY OBLIGATIONS. ..................................           3,074,996
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $80,645,695)........................................         $82,234,426
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             -------  -----------  -------  -----------
Bonds
   Austria..................................................     --   $ 3,040,796      --   $ 3,040,796
   Canada...................................................     --     2,490,925      --     2,490,925
   Denmark..................................................     --     3,005,849      --     3,005,849
   Finland..................................................     --     2,991,023      --     2,991,023
   France...................................................     --    15,508,695      --    15,508,695
   Germany..................................................     --     3,002,890      --     3,002,890
   Japan....................................................     --    13,500,350      --    13,500,350
   Luxembourg...............................................     --     2,985,741      --     2,985,741
   Netherlands..............................................     --     3,015,020      --     3,015,020
   New Zealand..............................................     --     3,042,886      --     3,042,886
   Norway...................................................     --     3,054,227      --     3,054,227
   Singapore................................................     --     3,099,767      --     3,099,767
   Supranational Organization Obligations...................     --     8,108,990      --     8,108,990
   Sweden...................................................     --     3,066,835      --     3,066,835
   United Kingdom...........................................     --     9,245,436      --     9,245,436
Agency Obligations..........................................     --     3,074,996      --     3,074,996
Forward Currency Contracts**................................     --      (953,722)     --      (953,722)
                                                             -------  -----------  -------  -----------
TOTAL.......................................................     --   $81,280,704      --   $81,280,704
                                                             =======  ===========  =======  ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------- -----------
                                                                  (000)
     AGENCY OBLIGATIONS -- (66.3%)
     Federal Farm Credit Bank
        4.150%, 05/15/13......................................... $10,000 $10,399,850
        5.580%, 07/03/13.........................................  23,000  24,419,744
        3.880%, 07/08/13.........................................   7,000   7,295,498
        4.920%, 08/26/13.........................................   4,125   4,375,222
        4.710%, 10/18/13.........................................   7,000   7,448,644
        4.900%, 01/16/14.........................................   5,700   6,142,633
        5.300%, 02/18/14.........................................  12,000  13,064,496
        5.250%, 06/05/14.........................................  14,400  15,858,605
        4.375%, 06/30/14.........................................   3,915   4,257,966
        3.000%, 09/22/14.........................................   7,000   7,426,083
        8.160%, 09/30/14.........................................   3,615   4,279,979
        4.700%, 12/10/14.........................................   4,000   4,415,340
        4.550%, 02/03/15.........................................   4,500   4,988,547
        4.375%, 02/17/15.........................................  14,300  15,801,085
        4.875%, 12/16/15.........................................  15,000  17,222,880
        6.030%, 03/21/16.........................................   4,700   5,647,952
        5.125%, 08/25/16.........................................   8,000   9,438,040
        4.875%, 01/17/17.........................................   9,435  11,185,192
        2.875%, 02/10/17.........................................  32,000  34,602,912
        5.050%, 03/08/17.........................................  10,000  11,797,450
        5.625%, 08/18/17.........................................   4,000   4,918,632
        5.100%, 09/03/19.........................................   9,000  11,096,469
        5.320%, 09/03/19.........................................  21,300  26,171,118
        5.150%, 11/15/19.........................................  11,200  14,053,906
        4.670%, 05/07/20.........................................   5,600   6,759,710
        5.350%, 08/07/20.........................................   6,700   8,455,380
        3.650%, 12/21/20.........................................  44,000  49,708,340
        5.250%, 03/02/21.........................................   6,100   7,529,663
        5.220%, 02/22/22.........................................   5,000   6,272,295
        5.210%, 12/19/22.........................................  21,200  26,288,488
        5.250%, 03/06/23.........................................   6,000   7,468,764
        5.220%, 05/15/23.........................................  48,100  59,900,854
     Federal Home Loan Bank
        3.875%, 06/14/13.........................................  12,600  13,107,377
        5.375%, 06/14/13.........................................  52,400  55,387,953
        4.500%, 09/16/13.........................................  11,000  11,634,942
        6.395%, 06/03/14.........................................   5,200   5,851,498
        5.250%, 06/18/14.........................................  50,300  55,542,165
        6.700%, 06/25/14.........................................  12,500  14,207,200
        5.500%, 08/13/14.........................................  35,500  39,673,735
        4.500%, 11/14/14.........................................   4,000   4,409,580
        2.875%, 06/12/15.........................................  15,000  16,076,280
        2.875%, 09/11/15.........................................  10,000  10,684,130
        1.375%, 12/11/15.........................................  10,000  10,199,650
        4.875%, 03/11/16.........................................  13,600  15,752,023
        5.375%, 05/18/16.........................................  44,000  52,155,532

                                                                   FACE
                                                                  AMOUNT      VALUE+
                                                                  ------- --------------
                                                                  (000)
        2.125%, 06/10/16......................................... $21,500 $   22,637,888
        5.375%, 09/09/16.........................................   6,000      7,169,148
        5.125%, 10/19/16.........................................  14,700     17,403,036
        4.750%, 12/16/16.........................................  58,000     68,104,528
        3.625%, 03/10/17.........................................  20,000     22,501,700
        4.875%, 05/17/17.........................................  87,500    104,334,562
        5.000%, 11/17/17.........................................  95,600    115,455,355
        3.125%, 12/08/17.........................................  30,000     33,104,670
        1.750%, 12/14/18.........................................   5,000      5,076,270
        5.375%, 05/15/19.........................................  20,750     25,811,215
        5.125%, 08/15/19.........................................   5,295      6,536,963
        4.500%, 09/13/19.........................................   5,000      5,911,555
        4.125%, 12/13/19.........................................  20,000     23,316,100
        4.125%, 03/13/20.........................................  31,000     36,309,804
        3.000%, 03/18/20.........................................  14,000     15,096,970
        3.375%, 06/12/20.........................................  29,000     32,350,051
        4.625%, 09/11/20.........................................  25,650     31,000,616
        5.000%, 03/12/21.........................................   5,200      6,448,177
        5.625%, 06/11/21.........................................  10,000     12,855,410
        2.625%, 12/10/21.........................................  37,345     38,301,517
        5.000%, 12/10/21.........................................  45,500     56,054,089
        5.250%, 06/10/22.........................................   7,225      9,092,872
        5.750%, 06/10/22.........................................  19,500     25,763,751
        5.375%, 09/30/22.........................................  21,600     27,409,493
        4.750%, 03/10/23.........................................  49,200     60,116,496
        5.375%, 08/15/24.........................................   9,000     11,528,874
        4.375%, 03/13/26.........................................  20,100     23,002,520
     Tennessee Valley Authority
        4.750%, 08/01/13.........................................  12,500     13,194,725
        4.375%, 06/15/15.........................................  13,500     15,054,282
        5.500%, 07/18/17.........................................  13,500     16,444,256
        6.250%, 12/15/17.........................................  46,000     58,348,332
        4.500%, 04/01/18.........................................  44,700     52,587,226
        3.875%, 02/15/21.........................................  20,000     22,824,780
        6.750%, 11/01/25.........................................  25,000     35,460,775
                                                                          --------------
     TOTAL AGENCY OBLIGATIONS. ..................................          1,809,981,808
                                                                          --------------
     U.S. TREASURY OBLIGATIONS -- (33.0%)
     U.S. Treasury Bonds
        11.250%, 02/15/15........................................  25,000     32,521,475
        10.625%, 08/15/15........................................  11,000     14,660,932
        9.875%, 11/15/15.........................................  14,800     19,674,750
        9.250%, 02/15/16.........................................  16,500     21,883,125
        7.250%, 05/15/16.........................................  34,000     42,970,152
        7.500%, 11/15/16.........................................  36,800     47,920,518
        9.000%, 11/15/18.........................................  16,200     24,269,625

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
   8.125%, 08/15/19......................................... $22,800 $33,615,750
   8.750%, 08/15/20.........................................  24,700  38,586,044
   8.125%, 05/15/21.........................................  39,100  60,265,925
   7.250%, 08/15/22.........................................  28,000  42,026,264
   6.250%, 08/15/23.........................................  35,000  49,710,920
   7.500%, 11/15/24.........................................  41,300  65,202,375
   6.000%, 02/15/26.........................................  37,000  52,638,272
   6.750%, 08/15/26.........................................  47,500  72,326,160
U.S. Treasury Notes
   4.250%, 08/15/13.........................................  10,100  10,621,574
   4.000%, 02/15/14.........................................  10,500  11,198,492
   4.250%, 08/15/14.........................................  15,500  16,886,522
   4.250%, 11/15/14.........................................     500     549,140
   4.125%, 05/15/15.........................................  10,000  11,115,620
   2.625%, 02/29/16.........................................  22,400  24,136,000
   3.250%, 05/31/16.........................................  10,000  11,054,690

                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ----------- --------------
                                                               (000)
   4.875%, 08/15/16......................................... $    18,200 $   21,441,875
   3.000%, 09/30/16.........................................      37,000     40,700,000
   3.125%, 04/30/17.........................................      30,000     33,365,640
   2.250%, 07/31/18.........................................      61,000     65,136,532
   3.625%, 02/15/20.........................................      30,500     35,325,192
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................                899,803,564
                                                                         --------------

                                                               SHARES
                                                             -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds
     FedFund Portfolio......................................  20,287,502     20,287,502
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,499,078,736).....................................             $2,730,072,874
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                             ----------- -------------- -------  --------------
Agency Obligations..........................................          -- $1,809,981,808     --   $1,809,981,808
U.S. Treasury Obligations...................................          --    899,803,564     --      899,803,564
Temporary Cash Investments.................................. $20,287,502             --     --       20,287,502
                                                             ----------- -------------- -------  --------------
TOTAL....................................................... $20,287,502 $2,709,785,372     --   $2,730,072,874
                                                             =========== ============== =======  ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
AGENCY OBLIGATIONS -- (2.7%)
Federal Farm Credit Bank
   4.875%, 12/16/15......................................... $ 1,935 $ 2,221,752
Federal Home Loan Bank
#  3.625%, 10/18/13.........................................   8,500   8,910,278
Federal Home Loan Mortgage Corporation
   4.750%, 11/17/15.........................................   5,000   5,715,130
   5.125%, 10/18/16.........................................   5,000   5,898,105
   5.000%, 04/18/17.........................................   4,000   4,751,592
Federal National Mortgage Association
   4.875%, 12/15/16.........................................   5,000   5,878,410
#  1.250%, 01/30/17.........................................   5,000   5,061,085
   5.000%, 02/13/17.........................................   5,000   5,924,760
Tennessee Valley Authority
   6.000%, 03/15/13.........................................   4,000   4,201,956
                                                                     -----------
TOTAL AGENCY OBLIGATIONS. ..................................          48,563,068
                                                                     -----------
BONDS -- (90.2%)
3M Co.
   4.375%, 08/15/13.........................................   7,000   7,356,525
ACE INA Holdings, Inc.
   5.600%, 05/15/15.........................................   3,567   4,019,688
#  2.600%, 11/23/15.........................................   9,000   9,396,261
Adobe Systems, Inc.
   3.250%, 02/01/15.........................................   3,000   3,164,841
Aetna, Inc.
   6.000%, 06/15/16.........................................   5,000   5,812,040
Aflac, Inc.
   3.450%, 08/15/15.........................................   1,875   1,971,454
#  2.650%, 02/15/17.........................................   4,000   4,088,356
African Development Bank
   3.000%, 05/27/14.........................................   7,000   7,366,275
Agence Francaise de Developpement SA
   2.250%, 05/22/12.........................................   2,000   2,001,706
Air Products & Chemicals, Inc.
   2.000%, 08/02/16.........................................  12,850  13,187,634
Allstate Corp. (The)
   7.500%, 06/15/13.........................................   2,100   2,256,028
   6.200%, 05/16/14.........................................   6,000   6,638,586
American Express Credit Corp.
#  5.875%, 05/02/13.........................................   1,000   1,049,288
   7.300%, 08/20/13.........................................   3,800   4,101,918
   2.800%, 09/19/16.........................................   6,500   6,735,944
Ameriprise Financial, Inc.
   5.650%, 11/15/15.........................................   2,000   2,294,404

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Amgen, Inc.
#  4.850%, 11/18/14......................................... $ 5,569 $ 6,095,120
Analog Devices, Inc.
   5.000%, 07/01/14.........................................   1,500   1,632,599
Anheuser-Busch Cos., Inc.
   5.000%, 01/15/15.........................................   2,000   2,205,332
   5.050%, 10/15/16.........................................   5,303   6,070,790
AON Corp.
   3.500%, 09/30/15.........................................   3,000   3,149,742
Appalachian Power Co.
   5.650%, 08/15/12.........................................     600     608,033
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................     800     843,843
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................   3,000   3,190,890
Asian Development Bank
#  2.625%, 02/09/15.........................................   8,000   8,458,736
Assurant, Inc.
   5.625%, 02/15/14.........................................   3,000   3,148,320
AT&T, Inc.
   6.700%, 11/15/13.........................................   3,700   4,031,886
   2.500%, 08/15/15.........................................   8,000   8,352,744
#  2.400%, 08/15/16.........................................   1,000   1,040,533
Austria Government International Bond
   3.250%, 06/25/13.........................................   5,000   5,142,000
   1.750%, 06/17/16.........................................   3,000   3,047,778
AutoZone, Inc.
   5.875%, 10/15/12.........................................   1,760   1,800,339
   6.950%, 06/15/16.........................................     751     888,656
Avnet, Inc.
   6.000%, 09/01/15.........................................   2,000   2,210,100
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.........................................   3,750   3,977,475
Bank Nederlandse Gemeenten NV
   2.750%, 07/01/15.........................................  14,000  14,533,526
Bank of New York Mellon Corp. (The)
   4.950%, 11/01/12.........................................   2,500   2,555,513
   4.300%, 05/15/14.........................................   2,000   2,140,392
#  2.950%, 06/18/15.........................................   6,314   6,656,238
Bank of Nova Scotia
   2.375%, 12/17/13.........................................   7,000   7,188,545
   3.400%, 01/22/15.........................................   2,000   2,119,674
#  2.900%, 03/29/16.........................................  10,000  10,528,670
Barclays Bank P.L.C.
#  5.450%, 09/12/12.........................................   6,700   6,807,984

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
   5.200%, 07/10/14......................................... $ 2,000 $ 2,115,780
Barrick Gold Finance Co.
   4.875%, 11/15/14.........................................   5,000   5,448,990
Baxter International, Inc.
   1.800%, 03/15/13.........................................   2,750   2,784,183
BB&T Corp.
   3.850%, 07/27/12.........................................     500     504,020
   3.375%, 09/25/13.........................................   3,650   3,777,881
   5.700%, 04/30/14.........................................   8,000   8,737,624
Belgium Government International Bond
   4.250%, 09/03/13.........................................   1,000   1,039,400
   2.750%, 03/05/15.........................................   2,000   2,026,968
Bemis Co., Inc.
   5.650%, 08/01/14.........................................   2,000   2,181,906
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15.........................................   5,000   5,535,790
Berkshire Hathaway, Inc.
#  2.200%, 08/15/16.........................................   5,000   5,190,880
BHP Billiton Finance USA, Ltd.
   5.500%, 04/01/14.........................................   2,000   2,181,834
   1.625%, 02/24/17.........................................   8,115   8,165,216
Black Hills Corp.
   6.500%, 05/15/13.........................................   1,500   1,570,089
BlackRock, Inc.
   2.250%, 12/10/12.........................................   1,865   1,885,278
   3.500%, 12/10/14.........................................   6,500   6,949,046
BNP Paribas SA
   3.250%, 03/11/15.........................................   4,000   4,025,108
Boeing Co. (The)
   1.875%, 11/20/12.........................................   3,500   3,529,306
BP Capital Markets P.L.C.
   3.750%, 06/17/13.........................................   2,500   2,574,250
   5.250%, 11/07/13.........................................   3,000   3,192,444
   3.125%, 10/01/15.........................................   5,700   6,028,702
Bristol-Myers Squibb Co.
#  5.250%, 08/15/13.........................................   6,531   6,930,606
British Columbia, Province of Canada
   2.850%, 06/15/15.........................................   4,000   4,255,036
   2.100%, 05/18/16.........................................   5,000   5,217,270
Brown-Forman Corp.
   5.000%, 02/01/14.........................................   1,510   1,622,037
Burlington Northern Santa Fe LLC
   5.900%, 07/01/12.........................................   1,100   1,109,486
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14.........................................  14,800  15,491,160

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
#  2.375%, 03/31/16......................................... $ 5,000 $ 5,093,000
Campbell Soup Co.
   4.875%, 10/01/13.........................................   3,100   3,285,380
Canadian Government
#  0.875%, 02/14/17.........................................  10,000   9,955,240
Canadian National Railway Co.
   4.400%, 03/15/13.........................................   3,450   3,564,740
Canadian Natural Resources, Ltd.
   5.150%, 02/01/13.........................................   3,000   3,100,473
Capital One Financial Corp.
   6.250%, 11/15/13.........................................   1,200   1,280,356
#  7.375%, 05/23/14.........................................  11,000  12,188,946
Caterpillar Financial Services Corp.
   6.200%, 09/30/13.........................................   5,096   5,493,172
   4.750%, 02/17/15.........................................   3,500   3,871,487
#  2.650%, 04/01/16.........................................   4,000   4,220,776
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13.........................................   1,470   1,561,663
Charles Schwab Corp. (The)
#  4.950%, 06/01/14.........................................  11,667  12,626,821
Cisco Systems, Inc.
   1.625%, 03/14/14.........................................   8,750   8,940,269
Citigroup, Inc.
   5.300%, 10/17/12.........................................   2,000   2,039,510
#  6.500%, 08/19/13.........................................  11,000  11,598,169
Coca-Cola Co. (The)
#  1.500%, 11/15/15.........................................   5,325   5,439,977
Coca-Cola Refreshments USA, Inc.
   7.375%, 03/03/14.........................................   2,100   2,352,321
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13.........................................   2,300   2,453,440
Comcast Corp.
   5.300%, 01/15/14.........................................   1,000   1,072,604
Comerica, Inc.
   3.000%, 09/16/15.........................................   2,000   2,082,898
Commonwealth Bank of Australia
   2.500%, 12/10/12.........................................   1,400   1,414,554
#  2.700%, 11/25/14.........................................   2,000   2,093,332
Computer Sciences Corp.
#  5.000%, 02/15/13.........................................   1,500   1,545,000
Consolidated Edison Co. of New York, Inc.
   3.850%, 06/15/13.........................................     600     621,242
Constellation Energy Group, Inc.
#  4.550%, 06/15/15.........................................   8,000   8,621,312

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Council of Europe Development Bank
   4.500%, 06/30/14......................................... $ 2,000 $ 2,155,404
#  2.750%, 02/10/15.........................................   6,000   6,275,040
Credit Suisse New York AG
   5.000%, 05/15/13.........................................   8,400   8,718,536
Credit Suisse USA, Inc.
   5.125%, 01/15/14.........................................     500     526,731
   4.875%, 01/15/15.........................................   4,000   4,319,556
CSX Corp.
#  5.500%, 08/01/13.........................................     500     528,829
CVS Caremark Corp.
   4.875%, 09/15/14.........................................   6,500   7,117,754
Daimler Finance North America LLC
   6.500%, 11/15/13.........................................  12,300  13,328,354
Dell, Inc.
   4.700%, 04/15/13.........................................     600     623,489
   1.400%, 09/10/13.........................................   5,000   5,052,990
   2.300%, 09/10/15.........................................   2,701   2,793,096
Detroit Edison Co. (The)
   6.400%, 10/01/13.........................................     600     643,413
Deutsche Bank AG
   4.875%, 05/20/13.........................................   1,100   1,142,384
   3.875%, 08/18/14.........................................   3,200   3,350,413
Deutsche Telekom International Finance BV
   5.250%, 07/22/13.........................................   1,500   1,574,946
#  4.875%, 07/08/14.........................................   1,000   1,068,504
Development Bank of Japan
   2.875%, 04/20/15.........................................   2,000   2,110,966
Devon Energy Corp.
   5.625%, 01/15/14.........................................   1,100   1,190,167
Diageo Capital P.L.C.
   5.200%, 01/30/13.........................................     600     620,812
#  7.375%, 01/15/14.........................................   2,535   2,818,948
Diageo Finance BV
   3.250%, 01/15/15.........................................   5,000   5,312,965
DIRECTV Holdings LLC
#  4.750%, 10/01/14.........................................   3,000   3,249,936
#  3.550%, 03/15/15.........................................   9,000   9,521,406
Dominion Resources, Inc.
   5.000%, 03/15/13.........................................     600     622,078
   1.950%, 08/15/16.........................................  11,000  11,199,463
Dover Corp.
   4.875%, 10/15/15.........................................   6,000   6,758,598
Dow Chemical Co. (The)
   6.000%, 10/01/12.........................................   2,000   2,041,638

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Dr. Pepper Snapple Group, Inc.
   2.900%, 01/15/16......................................... $12,029 $12,574,768
DTE Energy Co.
   7.625%, 05/15/14.........................................   1,000   1,121,944
Duke Energy Corp.
   3.950%, 09/15/14.........................................   1,070   1,144,624
Duke Energy Ohio, Inc.
   5.700%, 09/15/12.........................................     450     458,548
E.I. Du Pont de Nemours & Co.
   3.250%, 01/15/15.........................................   6,000   6,418,824
Eastman Chemical Co.
   3.000%, 12/15/15.........................................   4,000   4,159,016
Eaton Corp.
   5.950%, 03/20/14.........................................     600     657,411
eBay, Inc.
   0.875%, 10/15/13.........................................   7,200   7,253,366
   1.625%, 10/15/15.........................................   2,300   2,354,303
Eksportfinans ASA
#  5.500%, 05/25/16.........................................   3,600   3,544,603
Emerson Electric Co.
   5.625%, 11/15/13.........................................     905     974,131
Enbridge Energy Partners LP
   4.750%, 06/01/13.........................................     800     830,472
   5.875%, 12/15/16.........................................   1,000   1,152,818
EnCana Holdings Finance Corp.
   5.800%, 05/01/14.........................................   1,500   1,633,028
Energy Transfer Partners LP
   6.000%, 07/01/13.........................................   2,250   2,352,928
Enterprise Products Operating LLC
   9.750%, 01/31/14.........................................     600     684,845
   5.000%, 03/01/15.........................................   1,000   1,101,561
EOG Resources, Inc.
#  6.125%, 10/01/13.........................................   1,500   1,610,475
   2.950%, 06/01/15.........................................   5,000   5,290,385
   2.500%, 02/01/16.........................................   2,549   2,655,563
Eurofima
   4.250%, 02/04/14.........................................   3,000   3,165,300
   5.250%, 04/07/16.........................................   5,000   5,656,700
European Bank for Reconstruction & Development
   2.750%, 04/20/15.........................................   2,000   2,118,310
European Investment Bank
   3.125%, 06/04/14.........................................   4,000   4,191,124
   2.750%, 03/23/15.........................................   3,000   3,157,200
#  4.875%, 01/17/17.........................................   5,000   5,763,570
Exelon Corp.
   4.900%, 06/15/15.........................................   8,000   8,753,832

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------- -----------
                                                                  (000)
Export Development Canada
#    2.250%, 05/28/15............................................ $ 1,000 $ 1,052,457
     1.250%, 10/26/16............................................   3,000   3,054,636
Express Scripts, Inc.
     5.250%, 06/15/12............................................   1,500   1,507,623
Fifth Third Bancorp
     6.250%, 05/01/13............................................   1,000   1,051,770
#    3.625%, 01/25/16............................................  10,675  11,322,183
     France Telecom SA
     4.375%, 07/08/14............................................   3,350   3,566,078
     2.125%, 09/16/15............................................   5,000   5,056,455
French Treasury Note BTAN
(e)  1.750%, 02/25/17............................................  23,000  30,480,952
General Electric Capital Corp.
     4.800%, 05/01/13............................................   1,000   1,040,270
     3.750%, 11/14/14............................................   3,000   3,173,745
     2.250%, 11/09/15............................................   2,000   2,046,488
     2.950%, 05/09/16............................................   4,000   4,169,404
General Electric Co.
#    5.000%, 02/01/13............................................   8,700   8,987,692
Goldman Sachs Group, Inc. (The)
     5.250%, 04/01/13............................................   3,000   3,100,107
#    6.000%, 05/01/14............................................   1,200   1,276,099
     5.125%, 01/15/15............................................   4,100   4,312,396
Goodrich Corp.
     6.290%, 07/01/16............................................   4,000   4,741,364
Google, Inc.
#    2.125%, 05/19/16............................................  14,700  15,389,077
Hartford Financial Services Group, Inc.
#    4.625%, 07/15/13............................................   2,652   2,743,953
     4.000%, 03/30/15............................................   2,000   2,074,604
Hershey Co. (The)
     4.850%, 08/15/15............................................     500     562,918
     1.500%, 11/01/16............................................   5,000   5,078,425
Hess Corp.
#    7.000%, 02/15/14............................................   3,100   3,418,432
Hewlett-Packard Co.
#    1.250%, 09/13/13............................................   4,550   4,558,445
     6.125%, 03/01/14............................................   4,100   4,437,262
     2.200%, 12/01/15............................................   3,000   3,038,460
HJ Heinz Co.
     1.500%, 03/01/17............................................   6,185   6,167,484
Howard Hughes Medical Institute
     3.450%, 09/01/14............................................   1,285   1,370,697
HSBC Finance Corp.
#    4.750%, 07/15/13............................................   3,000   3,100,449
     5.500%, 01/19/16............................................   2,000   2,170,530

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------- -----------
                                                                  (000)
Husky Energy, Inc.
#    5.900%, 06/15/14............................................ $ 4,600 $ 5,050,253
ICI Wilmington, Inc.
     5.625%, 12/01/13............................................   1,000   1,059,673
Intel Corp.
     1.950%, 10/01/16............................................  12,000  12,416,424
Inter-American Development Bank
     1.625%, 07/15/13............................................   3,000   3,038,814
International Bank for Reconstruction & Development
     5.500%, 11/25/13............................................   2,000   2,157,000
     2.375%, 05/26/15............................................   2,000   2,106,764
#    1.000%, 09/15/16............................................   2,000   2,013,016
International Business Machines Corp.
     2.100%, 05/06/13............................................   3,355   3,411,045
International Finance Corp.
     2.750%, 04/20/15............................................   3,000   3,191,205
Japan Finance Corp.
     2.125%, 11/05/12............................................   2,000   2,013,478
     2.250%, 07/13/16............................................   5,000   5,209,705
John Deere Capital Corp.
     1.875%, 06/17/13............................................   6,725   6,825,142
#    2.000%, 01/13/17............................................   4,000   4,115,800
Johnson & Johnson
#    2.150%, 05/15/16............................................   2,000   2,101,976
Johnson Controls, Inc.
#    4.875%, 09/15/13............................................   1,000   1,055,100
     2.600%, 12/01/16............................................   5,000   5,183,690
JPMorgan Chase & Co.
     4.650%, 06/01/14............................................   6,000   6,389,994
#    3.400%, 06/24/15............................................   2,500   2,621,765
#    3.150%, 07/05/16............................................   5,000   5,181,995
KeyCorp
     6.500%, 05/14/13............................................   1,500   1,583,552
Kimberly-Clark Corp.
#    5.000%, 08/15/13............................................     400     423,090
Kinder Morgan Energy Partners LP
     5.850%, 09/15/12............................................     600     610,004
#    5.000%, 12/15/13............................................   2,000   2,117,248
     3.500%, 03/01/16............................................   8,000   8,482,128
Kingdom of Denmark
     0.875%, 02/19/13............................................   5,600   5,625,200
Kommunalbanken AS
     2.750%, 05/05/15............................................   4,000   4,203,808
     2.375%, 01/19/16............................................   1,500   1,558,590
Kommuninvest I Sverige AB
     5.375%, 07/03/12............................................   5,600   5,644,279

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Koninklijke Philips Electronics NV
   7.250%, 08/15/13......................................... $ 1,500 $ 1,621,152
Kraft Foods, Inc.
   6.250%, 06/01/12.........................................   1,267   1,272,690
Kreditanstalt fur Wiederaufbau AG
   1.250%, 10/26/15.........................................   4,000   4,048,360
#  2.625%, 02/16/16.........................................   5,000   5,287,690
#  2.000%, 06/01/16.........................................   1,000   1,034,248
#  4.875%, 01/17/17.........................................   5,000   5,822,500
Kroger Co. (The)
   5.500%, 02/01/13.........................................   1,800   1,864,543
Landeskreditbank Baden-Wuerttemberg Foerderbank
   2.250%, 07/15/16.........................................   7,800   8,026,824
Landwirtschaftliche Rentenbank
#  4.125%, 07/15/13.........................................   3,600   3,752,248
   3.125%, 07/15/15.........................................   4,000   4,270,252
   2.500%, 02/15/16.........................................   5,000   5,251,950
Lowe's Cos, Inc.
#  5.000%, 10/15/15.........................................  10,000  11,255,820
Macy's Retail Holdings, Inc.
   7.450%, 10/15/16.........................................   4,636   5,405,006
Manitoba, Province of Canada
#  2.625%, 07/15/15.........................................   8,000   8,454,104
Marriott International, Inc.
   4.625%, 06/15/12.........................................   1,100   1,103,974
McKesson Corp.
   6.500%, 02/15/14.........................................   1,600   1,754,766
Medtronic, Inc.
#  3.000%, 03/15/15.........................................   6,500   6,927,739
Merck & Co., Inc.
   4.750%, 03/01/15.........................................   3,000   3,337,077
MetLife, Inc.
   5.375%, 12/15/12.........................................     600     617,447
#  5.500%, 06/15/14.........................................   2,081   2,260,033
   5.000%, 06/15/15.........................................   5,000   5,518,280
   6.750%, 06/01/16.........................................   3,000   3,560,343
Microsoft Corp.
   2.500%, 02/08/16.........................................  11,000  11,666,226
Municipality Finance P.L.C.
   2.375%, 05/16/16.........................................  10,000  10,376,200
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15.........................................   3,400   3,540,644
National Australia Bank, Ltd.
#  5.350%, 06/12/13.........................................   2,000   2,097,636
   3.375%, 07/08/14.........................................   3,000   3,164,373

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
National City Corp.
#  4.900%, 01/15/15......................................... $11,273 $12,368,815
National Grid P.L.C.
#  6.300%, 08/01/16                                            2,200   2,552,763
Nederlandse Waterschapsbank NV
   3.000%, 03/17/15.........................................   3,000   3,120,060
#  2.125%, 06/16/16.........................................   6,000   6,050,580
Nestle Holdings, Inc.
   2.125%, 03/12/14.........................................   6,500   6,694,714
Network Rail Infrastructure Finance P.L.C
   1.250%, 08/31/16.........................................   4,600   4,628,888
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13.........................................   1,350   1,374,251
NIBC Bank NV
   2.800%, 12/02/14.........................................   3,000   3,114,159
Nisource Finance Corp.
   6.150%, 03/01/13.........................................     455     474,013
Nomura Holdings, Inc.
   5.000%, 03/04/15.........................................   3,000   3,141,180
Nordic Investment Bank
   2.500%, 07/15/15.........................................   5,000   5,288,315
   2.250%, 03/15/16.........................................   6,000   6,318,420
Northern States Power Co.
   8.000%, 08/28/12.........................................     800     819,023
Northern Trust Corp.
   5.500%, 08/15/13.........................................   2,000   2,119,964
Northrop Grumman Corp.
   3.700%, 08/01/14.........................................   1,500   1,586,140
Novartis Capital Corp.
   2.900%, 04/24/15.........................................   2,200   2,342,386
Nucor Corp.
#  4.875%, 10/01/12.........................................   4,200   4,265,999
Occidental Petroleum Corp.
   1.450%, 12/13/13.........................................   4,355   4,420,451
   2.500%, 02/01/16.........................................   5,361   5,623,239
Oesterreichische Kontrollbank AG                               1,900   1,923,429
   1.750%, 10/05/15.........................................
   2.000%, 06/03/16.........................................   3,800   3,850,783
Omnicom Group, Inc.
   5.900%, 04/15/16.........................................     475     550,681
ONEOK Partners LP
#  6.150%, 10/01/16.........................................   9,732  11,245,813
Ontario Electricity Financial Corp.
   7.450%, 03/31/13.........................................   1,000   1,060,669

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Ontario, Province of Canada
   2.700%, 06/16/15......................................... $10,700 $11,271,434
   2.300%, 05/10/16.........................................   5,000   5,202,800
Oracle Corp.
   3.750%, 07/08/14.........................................   5,100   5,451,849
   5.250%, 01/15/16.........................................   4,000   4,611,044
PACCAR, Inc.
   6.875%, 02/15/14.........................................   1,500   1,662,654
Pacific Gas & Electric Co.
   4.800%, 03/01/14.........................................   1,900   2,037,174
Packaging Corp. of America
#  5.750%, 08/01/13.........................................     800     838,568
PepsiCo, Inc.
   0.875%, 10/25/13.........................................     800     803,090
Petro-Canada
   4.000%, 07/15/13.........................................     680     703,750
Philip Morris International, Inc.
   4.875%, 05/16/13.........................................   6,450   6,747,384
   6.875%, 03/17/14.........................................   3,800   4,246,884
Pitney Bowes, Inc.
   4.625%, 10/01/12.........................................     800     811,918
   3.875%, 06/15/13.........................................   5,000   5,121,845
#  4.750%, 01/15/16.........................................   3,000   3,161,874
Plains All American Pipeline LP
   4.250%, 09/01/12.........................................   4,170   4,211,542
PNC Funding Corp.
   5.400%, 06/10/14.........................................     500     545,308
Potash Corp. of Saskatchewan, Inc.
   3.750%, 09/30/15.........................................   3,000   3,220,533
PPG Industries, Inc.
   1.900%, 01/15/16.........................................   3,845   3,884,723
PPL Energy Supply LLC
   6.300%, 07/15/13.........................................     600     635,874
   5.400%, 08/15/14.........................................     900     971,883
Praxair, Inc.
#  2.125%, 06/14/13.........................................   3,040   3,086,883
Principal Financial Group, Inc.
   7.875%, 05/15/14.........................................     760     848,331
Procter & Gamble Co. (The)
   4.950%, 08/15/14.........................................   2,000   2,204,592
#  1.800%, 11/15/15.........................................   5,000   5,177,750
Prudential Financial, Inc.
   5.800%, 06/15/12.........................................   2,150   2,162,403
   5.100%, 09/20/14.........................................   2,365   2,553,966
   3.000%, 05/12/16.........................................   6,500   6,704,048
PSEG Power LLC
#  5.000%, 04/01/14.........................................   1,000   1,065,448

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
Quest Diagnostics, Inc.
   5.450%, 11/01/15......................................... $ 1,000 $ 1,122,792
Questar Corp.
   2.750%, 02/01/16.........................................   9,390   9,724,951
Qwest Corp.
   7.500%, 10/01/14.........................................   5,458   6,140,250
Rabobank Nederland NV
   4.200%, 05/13/14.........................................   6,000   6,306,072
#  2.125%, 10/13/15.........................................  16,465  16,599,947
Raytheon Co.
   1.625%, 10/15/15.........................................   3,000   3,062,601
Republic of Finland
   2.250%, 03/17/16.........................................   7,000   7,358,400
Reynolds American, Inc.
   7.250%, 06/01/13.........................................   1,000   1,061,652
#  7.625%, 06/01/16.........................................   1,187   1,431,090
Rio Tinto Finance USA, Ltd.
   2.500%, 05/20/16.........................................   8,347   8,673,869
#  2.250%, 09/20/16.........................................   3,000   3,107,832
Royal Bank of Canada
#  2.100%, 07/29/13.........................................   4,500   4,591,503
   2.300%, 07/20/16.........................................   5,500   5,651,459
Ryder System, Inc.
   5.000%, 06/15/12.........................................     900     904,136
   6.000%, 03/01/13.........................................     600     622,449
Safeway, Inc.
#  5.800%, 08/15/12.........................................     500     506,495
   5.625%, 08/15/14.........................................   1,000   1,079,037
Saskatchewan, Province of Canada
   7.375%, 07/15/13.........................................   9,000   9,691,884
Sempra Energy
   6.500%, 06/01/16.........................................   7,000   8,330,070
Shell International Finance BV
#  3.100%, 06/28/15.........................................   3,000   3,198,183
Societe Financement de l'Economie Francaise
   3.375%, 05/05/14.........................................   2,000   2,081,680
   2.875%, 09/22/14.........................................   3,000   3,108,480
Southern California Edison Co.
#  5.750%, 03/15/14.........................................     800     874,597
Southern Power Co.
   4.875%, 07/15/15.........................................   2,000   2,208,236
Southwest Airlines Co.
#  5.250%, 10/01/14.........................................   3,000   3,223,779
Spectra Energy Capital LLC
   5.668%, 08/15/14.........................................   1,500   1,636,522
St. Jude Medical, Inc.
   2.200%, 09/15/13.........................................   1,500   1,531,330

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT    VALUE+
                                                                 ------- -----------
                                                                 (000)
    3.750%, 07/15/14............................................ $ 2,000 $ 2,121,976
State Street Corp.
    4.300%, 05/30/14............................................   5,500   5,882,124
#   2.875%, 03/07/16............................................   6,000   6,315,984
SunTrust Banks, Inc.
    5.250%, 11/05/12............................................   3,100   3,166,076
Svensk Exportkredit AB
    3.250%, 09/16/14............................................   5,000   5,258,520
#   2.125%, 07/13/16............................................  10,000  10,246,480
Tampa Electric Co.
    6.375%, 08/15/12............................................     600     609,327
Target Corp.
    4.000%, 06/15/13............................................   1,000   1,037,298
TD Ameritrade Holding Corp.
    4.150%, 12/01/14............................................   3,000   3,204,033
Texas Instruments, Inc.
    2.375%, 05/16/16............................................   9,247   9,725,800
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15............................................   1,300   1,381,071
Time Warner Cable, Inc.
    5.400%, 07/02/12............................................   1,300   1,309,834
    6.200%, 07/01/13............................................   3,300   3,503,828
    3.500%, 02/01/15............................................   8,000   8,466,656
Time Warner, Inc.
    5.875%, 11/15/16............................................   5,000   5,885,285
TJX Cos., Inc.
#   4.200%, 08/15/15............................................   1,575   1,722,491
Total Capital SA
    5.000%, 05/22/12............................................   5,900   5,914,148
    3.125%, 10/02/15............................................   5,000   5,304,360
Toyota Motor Credit Corp.
    2.800%, 01/11/16............................................  10,500  11,049,454
Transatlantic Holdings, Inc.
    5.750%, 12/14/15............................................   1,000   1,080,373
TransCanada PipeLines, Ltd.
    4.000%, 06/15/13............................................   1,400   1,452,697
    0.875%, 03/02/15............................................   3,900   3,908,381
#   3.400%, 06/01/15............................................   6,000   6,435,726
Travelers Cos., Inc. (The)
#   5.500%, 12/01/15............................................   8,500   9,696,554
U.S. Bancorp
    2.000%, 06/14/13............................................   3,000   3,049,512
    4.200%, 05/15/14............................................   7,035   7,514,674
#   3.150%, 03/04/15............................................   3,000   3,171,408
UBS AG
    2.250%, 08/12/13............................................   5,000   5,030,570
    3.875%, 01/15/15............................................   8,500   8,819,320
Unilever Capital Corp.
    2.750%, 02/10/16............................................   9,080   9,645,130

                                                                  FACE
                                                                 AMOUNT    VALUE+
                                                                 ------- -----------
                                                                 (000)
Union Bank NA
#   3.000%, 06/06/16............................................ $12,000 $12,497,412
United Technologies Corp.
    4.875%, 05/01/15............................................     900   1,006,086
UnitedHealth Group, Inc.
#   4.750%, 02/10/14............................................   3,390   3,620,913
#   5.000%, 08/15/14............................................   3,400   3,714,544
Unum Group
#   7.125%, 09/30/16............................................   9,400  10,854,753
Valero Energy Corp.
#   4.500%, 02/01/15............................................   2,000   2,149,044
Veolia Environnement SA
    5.250%, 06/03/13............................................     800     830,943
Verizon Communications, Inc.
    4.350%, 02/15/13............................................   2,600   2,677,477
    5.550%, 02/15/16............................................   3,000   3,461,820
#   2.000%, 11/01/16............................................   6,000   6,145,458
Viacom, Inc.
    2.500%, 12/15/16............................................   4,000   4,125,084
Vodafone Group P.L.C.
    2.875%, 03/16/16............................................  11,995  12,635,353
Wal-Mart Stores, Inc.
    2.875%, 04/01/15............................................   5,900   6,269,482
    2.800%, 04/15/16............................................   8,000   8,562,432
Walt Disney Co. (The)
    4.700%, 12/01/12............................................     500     512,654
#   1.125%, 02/15/17............................................  12,000  11,935,500
Waste Management, Inc.
    6.375%, 11/15/12............................................     655     674,188
#   5.000%, 03/15/14............................................     258     276,726
#   2.600%, 09/01/16............................................   2,494   2,576,574
Weatherford International, Ltd.
    4.950%, 10/15/13............................................   1,045   1,095,072
Wells Fargo & Co.
    5.250%, 10/23/12............................................   6,350   6,481,680
#   2.625%, 12/15/16............................................   5,000   5,168,190
Western Union Co. (The)
    6.500%, 02/26/14............................................   1,600   1,755,870
Westpac Banking Corp.
    3.000%, 08/04/15............................................   7,000   7,302,960
#   3.000%, 12/09/15............................................   6,500   6,742,300
Westpac Securities, Ltd.
    3.450%, 07/28/14............................................   1,000   1,057,350
Whirlpool Corp.
    7.750%, 07/15/16............................................   5,000   5,778,310
WR Berkley Corp.
    5.875%, 02/15/13............................................   1,000   1,021,468
Xerox Corp.
#   4.250%, 02/15/15............................................   3,759   4,005,936

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                       FACE
                                                                      AMOUNT         VALUE+
                                                                    ------------ --------------
                                                                       (000)
XTO Energy, Inc.
       4.900%, 02/01/14............................................ $      1,900 $    2,036,448
Yum! Brands, Inc.
#      6.250%, 04/15/16............................................        9,040     10,487,991
                                                                                 --------------
TOTAL BONDS........................................................               1,596,711,452
                                                                                 --------------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT         VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@   DFA Short Term Investment Fund..............................  125,000,000 $  125,000,000
   @   Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%,
         05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
         FNMA 2.230%(r), 08/01/38, valued at $50,034) to be
         repurchased at $49,053.................................... $         49         49,053
                                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................................                 125,049,053
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,736,807,872)..........................................                $1,770,323,573
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                -------  -------------- -------  --------------
 Agency Obligations............     --   $   48,563,068     --   $   48,563,068
 Bonds.........................     --    1,596,711,452     --    1,596,711,452
 Securities Lending Collateral.     --      125,049,053     --      125,049,053
 Forward Contracts**...........                  14,679     --           14,679
                                -------  -------------- -------  --------------
 TOTAL.........................     --   $1,770,338,252     --   $1,770,338,252
                                =======  ============== =======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ -----------
                                                                 (000)
AGENCY OBLIGATIONS -- (4.9%)
Federal Farm Credit Bank
    4.800%, 02/13/23............................................ $  900 $ 1,085,054
Federal Home Loan Bank
    5.250%, 12/09/22............................................  4,000   5,074,768
    5.375%, 08/15/24............................................  2,000   2,561,972
    5.750%, 06/12/26............................................  3,580   4,695,993
Federal Home Loan Mortgage Corporation
#   3.750%, 03/27/19                                              6,600   7,546,222
Federal National Mortgage Association
    5.375%, 06/12/17............................................  3,000   3,639,075
Tennessee Valley Authority
    6.750%, 11/01/25............................................  6,200   8,794,272
                                                                        -----------
TOTAL AGENCY OBLIGATIONS                                                 33,397,356
                                                                        -----------
BONDS -- (79.7%)
Abbott Laboratories
#   5.125%, 04/01/19............................................    950   1,132,943
ACE INA Holdings, Inc.
    5.800%, 03/15/18............................................    915   1,107,052
Aetna, Inc.
    3.950%, 09/01/20............................................    800     860,806
Aflac, Inc.
    8.500%, 05/15/19............................................  2,200   2,907,120
Agilent Technologies, Inc.
    5.000%, 07/15/20............................................    215     243,620
Allergan, Inc.
    5.750%, 04/01/16............................................  1,200   1,400,924
Allstate Corp. (The)
#   7.450%, 05/16/19............................................  3,685   4,714,110
Altria Group, Inc.
    4.750%, 05/05/21............................................  2,900   3,193,239
American Express Co.
#   8.125%, 05/20/19............................................  1,900   2,516,491
Ameriprise Financial, Inc.
    7.300%, 06/28/19............................................    635     781,285
Amgen, Inc.
    4.500%, 03/15/20............................................    720     794,360
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21............................................  3,700   4,232,941
AON Corp.
    5.000%, 09/30/20............................................  2,500   2,777,768
Apache Corp.
    6.900%, 09/15/18............................................    175     222,048


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Asian Development Bank
    2.250%, 08/18/17............................................ $1,000 $1,058,068
Associates Corp. of North America
    6.950%, 11/01/18............................................    190    215,039
AT&T, Inc.
    5.800%, 02/15/19............................................    690    829,561
#   3.875%, 08/15/21............................................  1,800  1,936,561
#   3.000%, 02/15/22............................................  2,100  2,106,143
Australia & New Zealand Banking Group, Ltd.
    5.100%, 01/13/20............................................  1,500  1,662,194
Avon Products, Inc.
    4.200%, 07/15/18............................................  2,000  2,009,552
Baker Hughes, Inc.
    7.500%, 11/15/18............................................  1,260  1,676,885
Bank Nederlandse Gemeenten
    4.375%, 02/16/21............................................  3,200  3,452,794
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19............................................  2,300  2,681,053
Barclays Bank P.L.C.
#   5.125%, 01/08/20............................................  3,130  3,296,150
BB&T Corp.
#   6.850%, 04/30/19............................................  1,785  2,237,935
Beam, Inc.
    5.375%, 01/15/16............................................    127    141,196
Becton Dickinson & Co.
    5.000%, 05/15/19............................................    825    965,089
Berkshire Hathaway Finance Corp.
    5.400%, 05/15/18............................................  1,000  1,182,287
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21............................................  3,000  3,172,302
BHP Billiton Finance USA, Ltd.
    6.500%, 04/01/19............................................  2,160  2,734,204
    3.250%, 11/21/21............................................  1,500  1,551,747
BlackRock, Inc.
#   5.000%, 12/10/19............................................  2,875  3,319,193
    4.250%, 05/24/21............................................  1,500  1,652,114
Boeing Capital Corp.
    4.700%, 10/27/19............................................    700    821,455
Boeing Co. (The)
    8.750%, 08/15/21............................................  1,829  2,637,645
Boston Scientific Corp.
    6.000%, 01/15/20............................................  2,000  2,335,548
BP Capital Markets P.L.C.
    4.750%, 03/10/19............................................    530    601,622

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT    VALUE+
                                                                 ------- -----------
                                                                 (000)
    4.500%, 10/01/20............................................ $ 3,200 $ 3,555,670
Bristol-Myers Squibb Co.
#   5.450%, 05/01/18............................................     500     603,548
British Columbia, Province of Canada
    6.500%, 01/15/26............................................  10,380  14,674,995
Broadcom Corp.
    2.700%, 11/01/18............................................   4,000   4,117,724
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25............................................   1,340   1,781,455
CA, Inc.
    5.375%, 12/01/19............................................     900   1,003,519
Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16............................................   1,600   1,804,864
Cameron International Corp.
    6.375%, 07/15/18............................................     485     577,528
Campbell Soup Co.
    3.050%, 07/15/17............................................   1,700   1,831,228
#   4.250%, 04/15/21............................................   1,600   1,787,222
Canadian National Railway Co.
#   5.550%, 03/01/19............................................   1,490   1,809,533
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17............................................   1,000   1,179,418
#   3.450%, 11/15/21............................................   3,500   3,613,568
Capital One Financial Corp.
    4.750%, 07/15/21............................................   1,400   1,509,707
Cardinal Health, Inc.
    4.625%, 12/15/20............................................   1,000   1,121,342
Caterpillar Financial Services Corp.
    5.450%, 04/15/18............................................     640     764,819
CBS Corp.
    5.750%, 04/15/20............................................   2,800   3,251,780
Charles Schwab Corp.(The)
    4.450%, 07/22/20............................................   2,750   3,050,080
Chubb Corp.
#   5.750%, 05/15/18............................................   1,990   2,433,535
CIGNA Corp.
    5.375%, 03/15/17............................................     710     806,069
Cisco Systems, Inc.
#   4.450%, 01/15/20............................................   3,725   4,282,837
Citigroup, Inc.
    8.500%, 05/22/19............................................     600     745,487
    5.375%, 08/09/20............................................   1,875   2,014,530
#   4.500%, 01/14/22............................................   2,300   2,340,425
Cliffs Natural Resources, Inc.
    5.900%, 03/15/20............................................   2,100   2,346,630


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
CNA Financial Corp.
#   5.750%, 08/15/21............................................ $3,900 $4,267,860
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20............................................  2,713  2,823,872
Colgate-Palmolive Co.
    2.950%, 11/01/20............................................  1,000  1,042,428
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22............................................  3,120  4,555,992
Commonwealth Bank of Australia
    5.000%, 03/19/20............................................  1,225  1,351,843
ConocoPhillips
#   6.000%, 01/15/20............................................  1,630  2,056,582
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19............................................    225    284,493
CR Bard, Inc.
#   4.400%, 01/15/21............................................    800    907,118
Credit Suisse
#   5.300%, 08/13/19............................................  4,250  4,741,857
Cytec Industries, Inc.
    6.000%, 10/01/15............................................    460    507,905
Dell, Inc.
#   5.875%, 06/15/19............................................    640    770,974
#   4.625%, 04/01/21............................................  3,300  3,717,889
Deutsche Bank AG
#   6.000%, 09/01/17............................................  4,165  4,744,781
Deutsche Telekom International Finance BV
#   6.750%, 08/20/18............................................  1,085  1,309,152
Diageo Capital P.L.C.
#   4.828%, 07/15/20............................................  3,600  4,193,096
Dominion Resources, Inc.
#   4.450%, 03/15/21............................................  3,900  4,397,153
Dow Chemical Co. (The)
#   5.700%, 05/15/18............................................  1,000  1,162,298
Duke Energy Corp.
    5.050%, 09/15/19............................................    250    288,370
E.I. Du Pont de Nemours & Co.
    4.625%, 01/15/20............................................    900  1,043,763
Eastman Chemical Co.
    4.500%, 01/15/21............................................  1,983  2,117,491
Eaton Corp.
    6.950%, 03/20/19............................................    175    219,970
Enbridge Energy Partners LP
#   5.200%, 03/15/20............................................    350    395,342
Encana Corp.
#   6.500%, 05/15/19............................................  2,250  2,699,393
#   3.900%, 11/15/21............................................  1,000    984,724

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Ensco P.L.C.
#   4.700%, 03/15/21............................................ $3,800 $4,146,393
Enterprise Products Operating LLC
    5.200%, 09/01/20............................................  2,600  2,974,330
EOG Resources, Inc.
    5.625%, 06/01/19............................................  1,000  1,198,317
#   4.100%, 02/01/21............................................  1,850  2,036,082
EQT Corp.
    8.125%, 06/01/19............................................  1,625  1,944,290
European Investment Bank
    2.875%, 09/15/20............................................  1,000  1,032,959
#   4.000%, 02/16/21............................................  1,000  1,109,553
Exelon Corp.
    4.900%, 06/15/15............................................  1,000  1,094,229
Fifth Third Bancorp
#   3.500%, 03/15/22............................................  4,500  4,505,418
France Government Bond OAT
    3.000%, 04/25/22............................................  5,000  6,637,016
France Telecom SA
#   5.375%, 07/08/19............................................  2,350  2,664,996
#   4.125%, 09/14/21............................................  1,900  1,954,997
General Electric Capital Corp.
    5.500%, 01/08/20............................................  2,700  3,087,167
Georgia Power Co.
    4.250%, 12/01/19............................................    610    679,034
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18............................................  1,475  1,789,728
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20............................................  1,150  1,230,232
    5.250%, 07/27/21............................................  2,500  2,529,893
Google, Inc.
    3.625%, 05/19/21............................................  1,000  1,102,905
Great Plains Energy, Inc.
#   4.850%, 06/01/21............................................  2,000  2,160,698
Halliburton Co.
    6.150%, 09/15/19............................................  2,360  2,906,729
Hartford Financial Services Group, Inc.
#   5.500%, 03/30/20............................................  1,285  1,344,844
Hess Corp.
#   8.125%, 02/15/19............................................  2,665  3,464,159
Hewlett-Packard Co.
    5.500%, 03/01/18............................................  1,000  1,141,267
    4.375%, 09/15/21............................................  2,500  2,593,322
Honeywell International, Inc.
#   5.000%, 02/15/19............................................  2,895  3,448,333
Humana, Inc.
    6.450%, 06/01/16............................................    275    314,434


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Husky Energy, Inc.
    7.250%, 12/15/19............................................ $2,500 $3,100,205
Indiana Michigan Power Co.
    7.000%, 03/15/19............................................    235    291,858
Integrys Energy Group, Inc.
    4.170%, 11/01/20............................................  1,000  1,060,564
Intel Corp.
    3.300%, 10/01/21............................................  4,400  4,649,938
Inter-American Development Bank
    7.000%, 06/15/25............................................  6,000  8,418,318
International Bank for Reconstruction & Development
    7.625%, 01/19/23............................................  5,700  8,274,747
International Game Technology
    7.500%, 06/15/19............................................    185    219,766
Japan Finance Organization for Municipalities
    5.000%, 05/16/17............................................  1,300  1,518,072
John Deere Capital Corp.
#   2.000%, 01/13/17............................................  3,500  3,601,325
    5.500%, 04/13/17............................................    210    250,869
Johnson & Johnson
    2.950%, 09/01/20............................................  3,000  3,195,027
JPMorgan Chase & Co.
    6.300%, 04/23/19............................................    500    585,438
    4.950%, 03/25/20............................................    630    691,831
    4.350%, 08/15/21............................................  3,200  3,350,477
Kellogg Co.
#   3.250%, 05/21/18............................................  2,315  2,464,005
KeyCorp
#   5.100%, 03/24/21............................................  3,000  3,372,489
Kinder Morgan Energy Partners LP
#   5.300%, 09/15/20............................................  2,000  2,239,820
    5.800%, 03/01/21............................................    550    624,522
    4.150%, 03/01/22............................................    900    920,768
Kreditanstalt fur Wiederaufbau
    4.875%, 06/17/19............................................  1,350  1,613,350
    2.750%, 09/08/20............................................  2,000  2,070,432
    2.625%, 01/25/22............................................  3,000  3,005,064
Landwirtschaftliche Rentenbank AG
    2.375%, 09/13/17............................................  1,000  1,043,622
Lincoln National Corp.
    6.250%, 02/15/20............................................    180    206,004
Lockheed Martin Corp.
    4.250%, 11/15/19............................................  2,700  2,984,499
Loews Corp.
#   5.250%, 03/15/16............................................    190    211,281

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Lorillard Tobacco Co.
    6.875%, 05/01/20............................................ $2,000 $2,372,816
Magellan Midstream Partners LP
    4.250%, 02/01/21............................................  2,370  2,505,545
Manitoba, Province of Canada
    4.900%, 12/06/16............................................  1,600  1,866,981
Marathon Oil Corp.
    6.000%, 10/01/17............................................  1,000  1,178,246
#   5.900%, 03/15/18............................................    227    267,359
Markel Corp.
#   5.350%, 06/01/21............................................  4,200  4,455,452
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19............................................    225    299,032
McDonald's Corp.
    5.800%, 10/15/17............................................  1,000  1,215,969
#   5.350%, 03/01/18............................................    990  1,190,208
    2.625%, 01/15/22............................................  1,400  1,388,107
McKesson Corp.
    7.500%, 02/15/19............................................  1,000  1,283,839
Medtronic, Inc.
#   4.450%, 03/15/20............................................  1,840  2,102,513
MetLife, Inc.
#   7.717%, 02/15/19............................................  2,125  2,696,321
Microsoft Corp.
    4.200%, 06/01/19............................................    625    723,132
    3.000%, 10/01/20............................................  2,000  2,153,302
Mobil Corp.
    8.625%, 08/15/21............................................  2,013  2,972,871
Monsanto Co.
    5.500%, 08/15/25............................................  3,500  4,261,296
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20............................................  2,891  3,026,154
National City Corp.
    4.900%, 01/15/15............................................    227    249,066
New Brunswick, Province of Canada
    9.750%, 05/15/20............................................  1,000  1,486,367
Nexen, Inc.
    6.200%, 07/30/19............................................    275    324,332
Nisource Finance Corp.
#   6.125%, 03/01/22............................................  3,425  4,089,868
Nordic Investment Bank
    5.000%, 02/01/17............................................  1,000  1,185,138
Northern Trust Corp.
    3.450%, 11/04/20............................................    450    470,087
#   3.375%, 08/23/21............................................  3,800  3,957,214
Northrop Grumman Corp.
    5.050%, 08/01/19............................................  1,125  1,288,694
    3.500%, 03/15/21............................................  2,256  2,360,209

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Novartis Capital Corp.
    4.400%, 04/24/20............................................ $4,000 $4,571,608
NSTAR LLC
    4.500%, 11/15/19............................................  1,900  2,111,854
NuStar Logistics LP
    4.800%, 09/01/20............................................  3,970  4,064,192
Occidental Petroleum Corp.
    4.125%, 06/01/16............................................  1,200  1,346,346
Oesterreichische Kontrollbank AG
#   4.875%, 02/16/16............................................    400    447,748
Ohio Power Co.
    5.375%, 10/01/21............................................  3,606  4,186,411
Omnicom Group, Inc.
#   4.450%, 08/15/20............................................  2,750  2,982,644
ONEOK Partners LP
    8.625%, 03/01/19............................................  4,200  5,492,420
Ontario, Province of Canada
    4.400%, 04/14/20............................................  1,700  1,952,603
Oracle Corp.
    5.000%, 07/08/19............................................  2,100  2,493,891
PepsiCo, Inc.
    4.500%, 01/15/20............................................  1,575  1,797,300
Petro-Canada
    6.050%, 05/15/18............................................  2,261  2,720,401
Pfizer, Inc.
    6.200%, 03/15/19............................................    625    787,362
Philip Morris International, Inc.
#   5.650%, 05/16/18............................................  1,800  2,153,594
Pitney Bowes, Inc.
#   4.750%, 05/15/18............................................  2,300  2,328,716
Plains All American Pipeline LP
    6.500%, 05/01/18............................................  2,130  2,582,942
    5.000%, 02/01/21............................................  1,000  1,112,502
PNC Funding Corp.
    4.375%, 08/11/20............................................  3,230  3,559,311
Praxair, Inc.
    4.050%, 03/15/21............................................  3,800  4,283,444
Principal Financial Group, Inc.
    8.875%, 05/15/19............................................    330    427,420
Private Export Funding Corp.
    4.300%, 12/15/21............................................  1,407  1,638,373
Progress Energy, Inc.
    7.050%, 03/15/19............................................  2,000  2,518,288
Progressive Corp. (The)
#   3.750%, 08/23/21............................................  3,500  3,772,111
Prudential Financial, Inc.
    5.375%, 06/21/20............................................  3,170  3,562,351

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Quest Diagnostics, Inc.
    5.450%, 11/01/15............................................ $1,100 $1,235,071
Questar Corp.
    2.750%, 02/01/16............................................    500    517,836
Rabobank Nederland NV
#   2.125%, 10/13/15............................................  2,000  2,016,392
Ralcorp Holdings, Inc.
#   4.950%, 08/15/20............................................  1,075  1,109,197
Raytheon Co.
    3.125%, 10/15/20............................................  2,900  3,011,456
Reinsurance Group of America, Inc.
    5.625%, 03/15/17............................................    200    219,411
    5.000%, 06/01/21............................................  1,500  1,589,169
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21............................................  3,800  4,122,365
Rowan Cos., Inc.
    7.875%, 08/01/19............................................    600    722,094
Royal Bank of Canada
    2.625%, 12/15/15............................................  1,600  1,678,822
Ryder System, Inc.
    5.850%, 11/01/16............................................  1,400  1,603,914
Safeway, Inc.
#   5.000%, 08/15/19............................................  2,025  2,136,673
Sempra Energy
    9.800%, 02/15/19............................................    160    221,965
Shell International Finance BV
    4.300%, 09/22/19............................................  1,500  1,719,687
    4.375%, 03/25/20............................................  3,000  3,466,908
Southwest Airlines Co.
    5.250%, 10/01/14............................................    675    725,350
Southwestern Public Service Co.
    8.750%, 12/01/18............................................    350    472,988
State Street Corp.
    4.375%, 03/07/21............................................  4,200  4,723,694
Sunoco Logistics Partners Operations LP
    4.650%, 02/15/22............................................  2,895  3,107,811
Svensk Exportkredit AB
    5.125%, 03/01/17............................................  1,400  1,610,491
Talisman Energy, Inc.
    7.750%, 06/01/19............................................  2,760  3,427,986
Target Corp.
#   5.875%, 07/15/16............................................    685    812,953
    4.875%, 05/15/18............................................  1,000  1,149,688
TD Ameritrade Holding Corp.
    5.600%, 12/01/19............................................  1,200  1,341,446
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15............................................  1,225  1,301,393


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
Time Warner Cable, Inc.
#   8.750%, 02/14/19............................................ $2,645 $3,492,455
Time Warner, Inc.
#   4.750%, 03/29/21............................................  2,200  2,454,243
#   4.000%, 01/15/22............................................  1,800  1,890,810
Total Capital SA
    4.450%, 06/24/20............................................  3,000  3,370,833
Toyota Motor Credit Corp.
#   4.250%, 01/11/21............................................  1,200  1,329,918
TransCanada Pipelines, Ltd.
    7.125%, 01/15/19............................................    915  1,173,550
#   3.800%, 10/01/20............................................  1,400  1,525,614
Travelers Cos., Inc. (The)
    5.800%, 05/15/18............................................    190    231,312
    3.900%, 11/01/20............................................  4,200  4,575,295
UBS AG
    3.875%, 01/15/15............................................    215    223,077
#   4.875%, 08/04/20............................................  1,000  1,046,960
Unilever Capital Corp.
    4.800%, 02/15/19............................................    825    971,686
#   4.250%, 02/10/21............................................  1,000  1,156,183
United Parcel Service, Inc.
#   3.125%, 01/15/21............................................  2,000  2,126,948
United Technologies Corp.
    4.500%, 04/15/20............................................  1,925  2,230,315
Unum Group
    5.625%, 09/15/20............................................  3,500  3,818,944
Valero Energy Corp.
    9.375%, 03/15/19............................................  2,375  3,140,574
Veolia Environnement SA
    6.000%, 06/01/18............................................  3,000  3,391,371
Verizon Communications, Inc.
#   8.750%, 11/01/18............................................    565    771,776
    4.600%, 04/01/21............................................  3,250  3,679,692
VF Corp.
    3.500%, 09/01/21............................................  2,000  2,104,148
Vodafone Group P.L.C.
    4.375%, 03/16/21............................................  4,500  5,054,990
Wachovia Corp.
    5.750%, 02/01/18............................................  2,470  2,880,996
Walgreen Co.
    5.250%, 01/15/19............................................  1,320  1,541,276
Wal-Mart Stores, Inc.
    5.800%, 02/15/18............................................  1,000  1,219,903
    3.625%, 07/08/20............................................  3,075  3,356,787
Walt Disney Co. (The)
#   2.550%, 02/15/22............................................  4,000  3,960,528
Weatherford International, Ltd.
    5.500%, 02/15/16............................................    400    443,489

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                                      FACE
                                                                                     AMOUNT        VALUE+
                                                                                   ------------ ------------
                                                                                      (000)
Wells Fargo & Co.
#     4.600%, 04/01/21............................................................ $      1,300 $  1,427,942
Western Union Co. (The)
      6.500%, 02/26/14............................................................          190      208,510
      3.650%, 08/22/18............................................................        3,000    3,243,429
Westpac Banking Corp.
#     4.875%, 11/19/19............................................................        2,250    2,447,420
Williams Partners LP
#     4.000%, 11/15/21............................................................        3,500    3,624,971
Wisconsin Electric Power Co.
      2.950%, 09/15/21............................................................        1,670    1,711,982
WR Berkley Corp.
      5.375%, 09/15/20............................................................          800      853,194
Zimmer Holdings, Inc.
#     4.625%, 11/30/19............................................................        2,500    2,804,892
                                                                                                ------------
TOTAL BONDS.......................................................................               541,603,242
                                                                                                ------------

                                                                                     SHARES/
                                                                                      FACE
                                                                                     AMOUNT
                                                                                   ------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@  DFA Short Term Investment Fund..............................................  104,000,000  104,000,000
   @  Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
      (Collateralized by FHLMC 2.765%(r), 07/01/36 &
      FNMA 2.230%(r), 08/01/38, valued at $462,233) to be repurchased at $453,173. $        453      453,170
                                                                                                ------------
TOTAL SECURITIES LENDING COLLATERAL...............................................               104,453,170
                                                                                                ------------

                                                                                                   VALUE+
                                                                                                ------------
      TOTAL INVESTMENTS -- (100.0%)
       (Cost $660,504,745)........................................................              $679,453,768
                                                                                                ============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                 -------  ------------  -------  ------------
  Agency Obligations............     --   $ 33,397,356      --   $ 33,397,356
  Bonds.........................     --    541,603,242      --    541,603,242
  Securities Lending Collateral.     --    104,453,170      --    104,453,170
  Forward Contracts**...........               (68,034)     --        (68,034)
                                 -------  ------------  -------  ------------
  TOTAL.........................     --   $679,385,734      --   $679,385,734
                                 =======  ============  =======  ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           SHARES      VALUE+
                                                                         ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.1%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................... 21,917,396 $234,296,963
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................... 14,910,439  193,835,707
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................... 10,819,681  117,718,129
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc...................................  3,746,398   40,648,418
                                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $577,955,976)................................................             586,499,217
                                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
     (Cost $5,526,149)..................................................  5,526,149    5,526,149
                                                                                    ------------
   TOTAL INVESTMENTS - (100.0%) (Cost $583,482,125).....................            $592,025,366
                                                                                    ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------
                                           LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                         ------------ -------  -------  ------------
Affiliated Investment Companies......... $586,499,217     --       --   $586,499,217
Temporary Cash Investments..............    5,526,149     --       --      5,526,149
                                         ------------ -------  -------  ------------
TOTAL................................... $592,025,366     --       --   $592,025,366
                                         ============ =======  =======  ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT      VALUE+
                                                             -------- --------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (97.8%)
U.S. Treasury Inflation Notes
   2.500%, 07/15/16......................................... $123,129 $  162,410,753
   2.375%, 01/15/17.........................................  129,000    171,522,593
   2.625%, 07/15/17.........................................  140,000    186,184,102
   1.625%, 01/15/18.........................................  144,500    182,276,461
   1.375%, 07/15/18.........................................  112,100    137,136,546
   2.125%, 01/15/19.........................................  101,500    130,412,692
   1.875%, 07/15/19.........................................  102,500    131,760,784
   1.375%, 01/15/20.........................................   83,000    101,983,003
   1.250%, 07/15/20.........................................   67,000     81,290,402
   1.125%, 01/15/21.........................................   62,000     73,991,742
   0.625%, 07/15/21.........................................   47,000     52,407,747
   0.125%, 01/15/22.........................................   57,000     59,950,483
   2.375%, 01/15/25.........................................   64,000    100,853,559
   2.000%, 01/15/26.........................................   52,800     76,384,773
   2.375%, 01/15/27.........................................   50,800     75,823,866
   1.750%, 01/15/28.........................................   49,200     65,871,233
   3.625%, 04/15/28.........................................   58,700    125,533,327
   2.500%, 01/15/29.........................................   48,800     70,514,258
   3.875%, 04/15/29.........................................   68,400    150,428,362
   3.375%, 04/15/32.........................................   15,000     30,363,307
                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           2,167,099,993
                                                                      ==============

                                                               SHARES
                                                             ----------
TEMPORARY CASH INVESTMENTS -- (2.2%)
   BlackRock Liquidity Funds FedFund Portfolio.............. 48,420,158     48,420,158
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,970,842,501).........            $2,215,520,151
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                               ----------- -------------- -------  --------------
U.S. Treasury Obligations.....          -- $2,167,099,993     --   $2,167,099,993
Temporary Cash Investments.... $48,420,158             --     --       48,420,158
                               ----------- -------------- -------  --------------
TOTAL......................... $48,420,158 $2,167,099,993     --   $2,215,520,151
                               =========== ============== =======  ==============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT   VALUE+
                                                                            ------ ----------
                                                                            (000)
MUNICIPAL BONDS -- (99.4%)
ALABAMA -- (0.6%)
Alabama Water Pollution Control Authority (RB) Series B
   2.000%, 08/15/14........................................................ $5,255 $5,352,953
City of Birmingham (GO) Series A (NATL-RE)
   5.000%, 04/01/16........................................................  2,800  3,204,152
                                                                                   ----------
TOTAL ALABAMA..............................................................         8,557,105
                                                                                   ----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
   5.000%, 12/01/14........................................................  3,440  3,824,695
City of Anchorage (GO) Series F (NATL-RE FGIC)
   4.250%, 09/01/13........................................................  2,385  2,508,424
                                                                                   ----------
TOTAL ALASKA...............................................................         6,333,119
                                                                                   ----------
ARIZONA -- (4.8%)
Arizona School Facilities Board (RB)
   5.000%, 01/01/15........................................................  1,125  1,257,379
Arizona State Transportation Board (RB)
   5.000%, 07/01/13........................................................  8,000  8,418,160
   5.000%, 07/01/14........................................................  4,815  5,281,236
City of Phoenix (GO) Series A
   5.000%, 07/01/14........................................................  7,975  8,741,716
City of Scottsdale (GO)
   5.000%, 07/01/14........................................................  2,500  2,737,525
Maricopa County Community College District (GO) Series A
   4.000%, 07/01/13........................................................  5,000  5,213,650
Maricopa County Unified School District (GO) (AGM)
   5.000%, 07/01/13........................................................  6,800  7,162,780
Phoenix Civic Improvement Corp. (RB) (AMBAC)
   5.000%, 07/01/14........................................................  4,000  4,361,920
Pima County (GO)
   3.000%, 07/01/16........................................................  1,625  1,739,254
Salt River Project Agricultural Improvement & Power District (RB) Series A
   5.000%, 01/01/14........................................................  7,000  7,537,390
   5.000%, 01/01/15........................................................  4,430  4,951,278


                                                                             FACE
                                                                            AMOUNT   VALUE+
                                                                            ------ -----------
                                                                            (000)
ARIZONA -- (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series B
   4.000%, 12/01/14........................................................ $3,190 $ 3,476,462
   4.000%, 01/01/16........................................................  5,000   5,601,150
Scottsdale Municipal Property Corp. (RB)
   5.000%, 07/01/13........................................................  3,070   3,228,995
Town of Gilbert (GO)
   5.000%, 07/01/14........................................................  3,600   3,929,796
                                                                                   -----------
TOTAL ARIZONA..............................................................         73,638,691
                                                                                   -----------
CALIFORNIA -- (0.8%)
California State Department of Water Resources (RB) Series A
   5.125%, 05/01/12........................................................  1,900   1,919,000
California State Economic Recovery (GO) (ETM) Series A (NATL-RE)
   5.000%, 07/01/12........................................................  3,915   3,945,420
California State Economic Recovery (GO) Series A (NATL-RE)
   5.000%, 07/01/12........................................................  4,485   4,519,490
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.750%, 07/01/12........................................................  2,000   2,017,960
                                                                                   -----------
TOTAL CALIFORNIA...........................................................         12,401,870
                                                                                   -----------
COLORADO -- (0.3%)
City of Aurora (GO)
   5.000%, 12/01/14........................................................  4,515   5,022,396
                                                                                   -----------
CONNECTICUT -- (2.6%)
Connecticut State (GO) Series A
   5.000%, 04/15/13........................................................  4,000   4,180,560
Connecticut State (GO) Series A (NATL-RE)
   5.000%, 03/01/13........................................................  3,855   4,006,964
Connecticut State (GO) Series B (NATL-RE)
   5.000%, 12/01/12........................................................  4,000   4,111,040
   5.000%, 12/01/13........................................................  5,000   5,362,200
Connecticut State (GO) Series C
   5.000%, 12/01/13........................................................  5,700   6,112,908
   5.000%, 12/01/15........................................................  4,000   4,608,200

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
  CONNECTICUT -- (Continued)
  Connecticut State (GO) Series E
     5.500%, 11/15/12..................................... $ 3,300 $ 3,393,555
  Connecticut State Econonmic Recovery (GO) Series D
     5.000%, 01/01/14.....................................   3,500   3,766,280
  Hartford County Metropolitan District (GO) Series A
     4.000%, 07/15/15.....................................   3,900   4,320,927
                                                                   -----------
  TOTAL CONNECTICUT.......................................          39,862,634
                                                                   -----------
  DELAWARE -- (1.5%)
  City of Wilmington (GO) Series A
     5.000%, 12/01/14.....................................   2,625   2,920,706
  Delaware State (GO)
     5.000%, 08/01/12.....................................  11,370  11,504,962
  Delaware Transportation Authority (RB) Series A
     5.000%, 07/01/15.....................................   4,270   4,851,659
     5.000%, 07/01/15.....................................   3,480   3,954,046
                                                                   -----------
  TOTAL DELAWARE..........................................          23,231,373
                                                                   -----------
  FLORIDA -- (2.9%)
  Broward County (GO)
     5.000%, 01/01/14.....................................   5,000   5,390,800
  Florida State Board of Education (GO) Series 2006C
     5.000%, 06/01/12.....................................   2,935   2,946,006
  Florida State Board of Education (GO) Series B
     5.000%, 06/01/16.....................................   2,500   2,919,325
  Florida State Board of Education (GO) Series B (ST GTD)
     5.250%, 06/01/13.....................................   3,700   3,898,986
  Florida State Board of Education (GO) Series C
     5.000%, 06/01/15.....................................   6,440   7,290,144
  Florida State Board of Education (GO) Series D
     5.000%, 06/01/13.....................................  13,085  13,753,513
  Florida State Board of Education (GO) Series E
     5.000%, 06/01/12.....................................   3,000   3,011,250
  Florida State Board of Education (GO) Series H (AGM)
     5.250%, 06/01/12.....................................   4,650   4,668,368
                                                                   -----------
  TOTAL FLORIDA...........................................          43,878,392
                                                                   -----------

                                                                        FACE
                                                                       AMOUNT    VALUE+
                                                                       ------- -----------
                                                                       (000)
GEORGIA -- (3.9%)
Athens-Clarke County Unified Government Water & Sewerage Revenue (RB)
   5.000%, 01/01/17................................................... $ 1,100 $ 1,292,192
De Kalb County (GO)
   1.000%, 12/28/12...................................................  15,000  15,082,200
Georgia State (GO) Series C
   5.500%, 07/01/12...................................................   8,400   8,472,492
Georgia State (GO) Series D
   5.000%, 08/01/12...................................................   7,100   7,184,277
Georgia State (GO) Series G
   5.000%, 10/01/12...................................................   8,000   8,159,360
Henry County School District (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13...................................................  14,000  14,604,800
Private Colleges & Universities Authority (RB) Series A
   4.750%, 09/01/12...................................................   4,450   4,516,305
                                                                               -----------
TOTAL GEORGIA.........................................................          59,311,626
                                                                               -----------
HAWAII -- (3.4%)
City & County of Honolulu (GO) Series A (NATL-RE)
   5.000%, 07/01/13...................................................   1,445   1,524,533
City & County of Honolulu (GO) Series B (AGM)
   5.500%, 07/01/13...................................................   2,000   2,119,240
City & County of Honolulu (GO) Series B (FSA)
   5.250%, 07/01/15...................................................   4,220   4,814,936
City & County of Honolulu (GO) Series C (NATL-RE)
   5.000%, 07/01/12...................................................   5,000   5,039,050
Hawaii State (GO) Series CY (AGM)
   5.750%, 02/01/13...................................................   4,750   4,943,420
Hawaii State (GO) Series DE (NATL-RE)
   5.000%, 10/01/12...................................................   3,340   3,406,132
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/13...................................................   6,000   6,328,740
   5.000%, 07/01/15...................................................  15,945  18,122,290
Hawaii State (GO) Series DT
   4.000%, 11/01/14...................................................   4,950   5,378,967
                                                                               -----------
TOTAL HAWAII..........................................................          51,677,308
                                                                               -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                           FACE
                                                                          AMOUNT    VALUE+
                                                                          ------- -----------
                                                                          (000)
ILLINOIS -- (1.5%)
Chicago Park District (GO) Series A (FGIC)
   5.250%, 01/01/13...................................................... $ 4,935 $ 5,098,891
City of Chicago (GO) Series A (AGM)
   5.000%, 01/01/13......................................................   8,150   8,395,560
City of Peoria (GO) Series D
   4.000%, 01/01/17......................................................   1,620   1,808,617
Cook County (GO) Series D (AMBAC)
   5.250%, 11/15/12......................................................   2,000   2,052,060
Du Page Cook & Will Counties Community College District No. 502 (GO)
   5.000%, 06/01/16......................................................   5,000   5,816,750
                                                                                  -----------
TOTAL ILLINOIS...........................................................          23,171,878
                                                                                  -----------
KANSAS -- (0.5%)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
   4.000%, 10/01/13......................................................   6,745   7,098,101
                                                                                  -----------
KENTUCKY -- (0.7%)
Kentucky State Asset Liability Commission (RB) Series A (AMBAC)
   5.000%, 10/01/16......................................................     500     586,090
Louisville & Jefferson County Metropolitan Sewer District (RB) Series B
   5.000%, 05/15/15......................................................   9,415  10,615,789
                                                                                  -----------
TOTAL KENTUCKY...........................................................          11,201,879
                                                                                  -----------
LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No.12 (GO) (ASSURED GTY)
   5.000%, 03/01/16......................................................     930   1,069,723
                                                                                  -----------
MARYLAND -- (2.6%)
Baltimore County (GO)
   5.000%, 02/01/14......................................................   4,750   5,135,510
Maryland State (GO)
   5.500%, 08/01/13......................................................   6,000   6,391,140
Maryland State (GO) Series B
   5.000%, 02/15/13......................................................  14,000  14,526,820

                                                                           FACE
                                                                          AMOUNT   VALUE+
                                                                          ------ -----------
                                                                          (000)
MARYLAND -- (Continued)
Maryland State (GO) Series C
   5.000%, 03/01/16...................................................... $1,000 $ 1,165,010
Maryland State Department of Transportation (RB)
   5.000%, 11/01/13......................................................  4,120   4,409,183
Montgomery County (GO) Series A
   5.000%, 08/01/12......................................................  5,990   6,061,101
University System of Maryland (RB) Series D
   3.000%, 04/01/15......................................................  2,200   2,354,110
                                                                                 -----------
TOTAL MARYLAND...........................................................         40,042,874
                                                                                 -----------
MASSACHUSETTS -- (3.1%)
City of Boston (GO) Series A
   5.000%, 04/01/14......................................................  4,650   5,059,618
Commonwealth of Massachusetts (GO) (Series D)
   5.500%, 11/01/14......................................................  4,585   5,162,343
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14......................................................  4,800   5,295,120
Commonwealth of Massachusetts (GO) Series C (GO OF CMNWLTH)
   5.500%, 11/01/15......................................................  2,200   2,572,218
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC GO OF CMNWLTH)
   5.500%, 11/01/14......................................................  5,000   5,629,600
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
   5.500%, 11/01/12......................................................    910     933,960
   5.500%, 11/01/13......................................................  7,550   8,136,182
Commonwealth of Massachusetts (RB) Series A
   5.500%, 12/15/13......................................................  9,450  10,230,664
University of Massachusetts Building Authority (RB) Series 1 (AMBAC)
   5.250%, 11/01/13......................................................  3,490   3,749,586
TOTAL MASSACHUSETTS......................................................         46,769,291
MICHIGAN -- (2.3%)
Michigan Municipal Bond Authority (RB)
   5.000%, 10/01/13......................................................  3,240   3,449,984

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                          FACE
                                                                         AMOUNT    VALUE+
                                                                         ------- -----------
                                                                         (000)
MICHIGAN -- (Continued)
   5.500%, 10/01/13..................................................... $15,085 $16,168,706
Michigan State (GO)
   5.500%, 12/01/13.....................................................  10,000  10,798,000
University of Michigan (RB) Series C
   2.000%, 04/01/13.....................................................   4,840   4,917,053
                                                                                 -----------
TOTAL MICHIGAN..........................................................          35,333,743
                                                                                 -----------
MINNESOTA -- (4.8%)
Chaska Independent School District No. 112 (GO) Series A (SD CRED PROG)
   4.000%, 02/01/15.....................................................   5,740   6,272,041
City of Minneapolis (GO)
   3.000%, 12/01/15.....................................................   8,700   9,392,955
City of Minneapolis (GO) Series A
   3.000%, 12/01/12.....................................................   5,200   5,284,968
City of Minneapolis (GO) Series B
   4.000%, 12/01/15.....................................................   8,830   9,904,434
Minnesota Public Facilities Authority (RB) Series B
   5.000%, 03/01/14.....................................................   5,800   6,293,174
Minnesota State (GO)
   5.250%, 11/01/12.....................................................   8,000   8,200,800
   5.000%, 08/01/14.....................................................   2,000   2,207,240
Minnesota State (GO) Series H
   5.000%, 11/01/14.....................................................  15,000  16,710,900
   5.000%, 11/01/15.....................................................   5,000   5,761,500
Washington County (GO) Series A
   5.000%, 02/01/15.....................................................   3,275   3,678,087
                                                                                 -----------
TOTAL MINNESOTA.........................................................          73,706,099
                                                                                 -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.375%, 12/01/12.....................................................   3,350   3,450,064
                                                                                 -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
   5.000%, 10/01/13.....................................................   2,600   2,774,226
                                                                                 -----------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
   5.000%, 07/15/16.....................................................   5,220   6,116,587
                                                                                 -----------
NEVADA -- (2.0%)
Clark County (GO)
   5.000%, 11/01/16.....................................................   7,425   8,705,664

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
NEVADA -- (Continued)
Clark County School District (GO) Series B (AMBAC)
   4.500%, 06/15/17........................................ $ 5,770 $ 6,640,924
Nevada State (GO)
   5.000%, 06/01/13........................................  12,990  13,624,691
Nevada State (GO) (NATL-RE
FGIC)
   5.000%, 12/01/13........................................   1,400   1,498,420
                                                                    -----------
TOTAL NEVADA...............................................          30,469,699
                                                                    -----------
NEW HAMPSHIRE -- (0.1%)
City of Nashua (GO)
   5.000%, 03/15/17........................................   1,400   1,677,872
                                                                    -----------
NEW JERSEY -- (2.7%)
East Windsor Regional School District (GO) (SCH BD RES FD)
   3.000%, 03/01/16........................................     625     668,412
Livingston Township (GO)
   3.000%, 01/15/16........................................   1,335   1,437,288
   3.000%, 01/15/17........................................   1,810   1,967,959
Monmouth County (GO)
   4.250%, 09/15/12........................................   5,115   5,192,032
New Jersey State (GO)
   5.250%, 08/01/12........................................   8,400   8,505,252
   5.000%, 04/01/13........................................   3,900   4,071,405
   5.000%, 06/01/13........................................   5,940   6,246,148
   5.000%, 06/01/14........................................   4,600   5,044,452
   5.000%, 08/01/14........................................   4,000   4,400,280
New Jersey State (GO) Series M (AMBAC)
   5.500%, 07/15/14........................................   4,000   4,437,000
                                                                    -----------
TOTAL NEW JERSEY...........................................          41,970,228
                                                                    -----------
NEW MEXICO -- (0.1%)
New Mexico State (RB) Series A
   5.000%, 07/01/13........................................   2,000   2,108,620
                                                                    -----------
NEW YORK -- (7.4%)
City of New York (GO) Series A
   5.000%, 08/01/14........................................   7,865   8,652,051
City of New York (GO) Series A-1
   5.000%, 08/01/14........................................   2,500   2,750,175
City of New York (GO) Series B
   5.000%, 08/01/15........................................  10,000  11,359,600
City of New York (GO) Series C
   5.000%, 08/01/15........................................   2,630   2,987,575

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------- ------------
                                                          (000)
  NEW YORK -- (Continued)
  City of New York (GO) Series E
     5.000%, 08/01/13.................................... $ 6,475 $  6,848,543
  City of New York (GO) Series H
     5.000%, 08/01/12....................................   3,000    3,035,460
  City of New York (GO) Series I
     5.000%, 08/01/14....................................   4,000    4,400,280
  Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16....................................   3,740    4,038,302
  New York State (GO) Series C
     3.000%, 02/01/14....................................   4,655    4,866,011
     3.000%, 02/01/15....................................   3,010    3,209,744
  New York State Dormitory Authority (RB) (GO OF UNIV)
     5.000%, 07/01/13....................................   4,590    4,838,732
  New York State Dormitory Authority (RB) Series A
     5.000%, 03/15/16....................................  20,000   23,191,800
  New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/14....................................   7,500    8,132,100
  Suffolk County (GO)
     4.000%, 10/15/13....................................   3,060    3,213,612
  Suffolk County (GO) Series A
     4.000%, 04/01/16....................................   1,035    1,122,240
     3.000%, 05/15/16....................................   3,325    3,484,833
  Suffolk County (GO) Series B
     3.000%, 10/15/15....................................   4,290    4,515,911
     3.000%, 10/15/16....................................   2,000    2,105,700
  Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16....................................   3,315    3,759,376
  Suffolk County (GO) Series C
     4.000%, 10/15/15....................................   5,890    6,397,777
                                                                  ------------
  TOTAL NEW YORK.........................................          112,909,822
                                                                  ------------
  NORTH CAROLINA -- (3.8%)
  City of Charlotte (GO) Series B
     5.000%, 06/01/16....................................   2,335    2,744,115
  Guilford County (GO) Series C
     5.000%, 10/01/12....................................   8,040    8,200,157
  Mecklenburg County (GO) Series B
     2.000%, 03/01/16....................................   5,000    5,248,950

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
NORTH CAROLINA -- (Continued)
Mecklenburg County (GO) Series C
   5.000%, 02/01/14........................................ $ 5,680 $ 6,144,113
North Carolina State (GO) Series A
   5.500%, 03/01/14........................................   3,000   3,283,560
   5.000%, 03/01/17........................................   9,025  10,811,770
North Carolina State (GO) Series B
   5.000%, 04/01/16........................................   7,350   8,582,668
Sanford Enterprise (RB) Series A
   5.000%, 06/01/15........................................   2,540   2,833,218
Wake County (GO)
   4.500%, 03/01/13........................................   7,800   8,077,914
Wake County (GO) Series C
   5.000%, 03/01/15........................................   1,400   1,579,620
                                                                    -----------
TOTAL NORTH CAROLINA.......................................          57,506,085
                                                                    -----------
OHIO -- (4.4%)
City of Cincinnati School District (GO) (AGM)
   5.000%, 06/01/12........................................   2,995   3,006,231
   5.000%, 12/01/13........................................  11,730  12,593,211
City of Columbus (GO) Series 2
   5.000%, 07/01/13........................................   3,000   3,163,650
   5.000%, 07/01/14........................................   4,605   5,059,283
City of Columbus (GO) Series A
   5.000%, 06/15/12........................................   3,875   3,896,971
City of Columbus (GO) Series D
   5.000%, 12/15/13........................................     575     618,160
City of Mason School District (GO) (NATL-RE FGIC)
   5.000%, 12/01/15........................................   2,000   2,300,260
Greater Cleveland Regional Transit Authority (GO) Series B
   5.000%, 12/01/16........................................   2,725   3,187,542
Ohio State (GO)
   5.500%, 11/01/12........................................   8,615   8,841,833
   5.000%, 05/01/14........................................   5,000   5,451,200
   5.000%, 11/01/15........................................   2,425   2,786,155
Ohio State (GO) Series C
   5.000%, 09/15/14........................................   3,105   3,433,292
   5.000%, 08/01/15........................................   4,000   4,559,080
Ohio State (GO) Series D
   5.000%, 09/15/14........................................   3,800   4,201,774

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT   VALUE+
                                                                     ------ -----------
                                                                     (000)
OHIO -- (Continued)
Ohio State University (RB) Series A
   4.000%, 12/01/15................................................. $1,000 $ 1,115,640
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/16.................................................  3,080   3,595,253
                                                                            -----------
TOTAL OHIO..........................................................         67,809,535
                                                                            -----------
OKLAHOMA -- (0.4%)
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16.................................................  4,415   4,521,137
   1.500%, 03/01/17.................................................  1,465   1,495,955
                                                                            -----------
TOTAL OKLAHOMA......................................................          6,017,092
                                                                            -----------
OREGON -- (1.3%)
City of Portland (GO) Series A
   4.000%, 06/01/15.................................................  2,000   2,195,460
Jackson County School District No. 5 (GO) (NATL-RE FGIC SCH BD GTY)
   5.000%, 06/15/15.................................................  1,965   2,219,821
Multnomah County (GO)
   5.000%, 10/01/14.................................................  5,490   6,071,556
Portland Community College District (GO)
   5.000%, 06/15/14.................................................  7,410   8,132,623
Washington County School District No. 15 Forest Grove (GO)
  (AGM SCH BD GTY)
   5.250%, 06/15/15.................................................  1,555   1,768,595
                                                                            -----------
TOTAL OREGON........................................................         20,388,055
                                                                            -----------
PENNSYLVANIA -- (2.1%)
Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
   5.250%, 02/01/13.................................................  5,755   5,971,043
Commonwealth of Pennsylvania (GO) Series A
   5.000%, 02/15/14.................................................  9,000   9,741,600
   5.000%, 02/15/16.................................................  7,420   8,585,014
   5.000%, 05/01/16.................................................  2,025   2,356,958
Commonwealth of Pennsylvania (GO) Third Series
   5.000%, 09/01/12.................................................  2,800   2,844,492

                                                                      FACE
                                                                     AMOUNT   VALUE+
                                                                     ------ -----------
                                                                     (000)
PENNSYLVANIA -- (Continued)
University of Pittsburgh of the Commonwealth System of Higher
  Education (RB) Series B (GO OF UNIV)
   5.000%, 09/15/15................................................. $1,850 $ 2,109,555
                                                                            -----------
TOTAL PENNSYLVANIA..................................................         31,608,662
                                                                            -----------
RHODE ISLAND -- (1.1%) Rhode Island State & Providence
  Plantations (GO) Series B (NATL-RE)
   5.000%, 08/01/12.................................................  5,200   5,260,684
   5.000%, 08/01/13.................................................  4,700   4,969,310
Rhode Island State & Providence Plantations (GO) Series C (AGM)
   5.000%, 02/15/15.................................................  3,385   3,773,530
Rhode Island State & Providence Plantations (GO) Series E (NATL-RE)
   5.000%, 11/01/15.................................................  2,260   2,573,869
                                                                            -----------
TOTAL RHODE ISLAND..................................................         16,577,393
                                                                            -----------
SOUTH CAROLINA -- (2.5%)
Beaufort County School District (GO) Series A (SCSDE)
   5.000%, 03/01/14.................................................  5,505   5,961,475
Beaufort County School District (GO) Series B (SCSDE)
   5.000%, 03/01/14.................................................  2,795   3,026,761
Beaufort County School District (GO) Series D (SCSDE)
   5.000%, 03/01/17.................................................  6,425   7,626,539
Clemson University (RB)
   2.000%, 05/01/16.................................................  1,355   1,401,991
Richland County School District No. 2 (GO) Series C (SCSDE)
   5.000%, 02/01/16.................................................  6,330   7,311,277
South Carolina State (GO) Series A
   4.000%, 06/01/15.................................................  6,000   6,640,560
South Carolina State Public Service Authority (RB)
  Series A (NATL-RE FGIC)
   5.500%, 01/01/15.................................................    500     562,880

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                       FACE
                                                                      AMOUNT    VALUE+
                                                                      ------- -----------
                                                                      (000)
SOUTH CAROLINA -- (Continued)
South Carolina State Public Service Authority (RB) Series E
   5.000%, 01/01/15.................................................. $   835 $   928,320
York County School District No. 3 (GO) Series B (SCSDE)
   5.000%, 03/01/15..................................................   4,770   5,387,763
                                                                              -----------
TOTAL SOUTH CAROLINA.................................................          38,847,566
                                                                              -----------
TENNESSEE -- (2.0%)
Hamilton County (GO)
   3.000%, 03/01/13..................................................   1,550   1,586,006
Knox County (GO)
   5.500%, 04/01/14..................................................   6,300   6,921,243
Shelby County (GO) Series A
   5.000%, 04/01/14..................................................   6,680   7,272,449
Shelby County (GO) Series A (ETM)
   5.000%, 04/01/14..................................................   1,665   1,813,002
Sumner County (GO)
   5.000%, 06/01/14..................................................   8,500   9,310,050
Tennessee State (GO) Series A
   5.000%, 05/01/14..................................................   3,000   3,278,910
                                                                              -----------
TOTAL TENNESSEE......................................................          30,181,660
                                                                              -----------
TEXAS -- (17.4%)
Arlington Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/14..................................................   5,885   6,363,333
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/14..................................................   6,895   7,594,774
Carrollton-Farmers Branch Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/16..................................................   6,570   7,628,230
City of Dallas (GO)
   5.000%, 02/15/14..................................................   8,770   9,492,648
   5.000%, 02/15/14..................................................   4,585   4,962,804
   5.000%, 02/15/15..................................................  11,800  13,258,834
   5.000%, 02/15/15..................................................   2,440   2,740,218
City of Dallas (GO) Series A
   5.000%, 02/15/16..................................................   2,530   2,934,420
City of Dallas (RB) (AMBAC)
   5.000%, 10/01/12..................................................  13,985  14,262,462
   5.000%, 10/01/13..................................................   7,605   8,107,919

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------- -----------
                                                          (000)
   TEXAS -- (Continued)
   City of Frisco (GO) (NATL-RE FGIC)
      5.250%, 02/15/16................................... $ 1,175 $ 1,371,860
   City of Houston (GO) Series A
      4.000%, 03/01/16...................................   4,500   5,029,110
      5.000%, 03/01/16...................................  17,850  20,619,249
   City of San Antonio Electric & Gas (RB)
      5.375%, 02/01/15...................................   5,975   6,769,675
   City of San Antonio Electric & Gas
   (RB) Series A
      5.250%, 02/01/14...................................  12,015  13,031,349
      5.250%, 02/01/14...................................      90      97,613
      5.000%, 02/01/15...................................   3,025   3,396,440
      5.000%, 02/01/16...................................   2,875   3,322,982
   City of San Antonio Water (RB) (NATL-RE FGIC)
      5.000%, 05/15/12...................................   7,000   7,011,270
   County of El Paso (GO) (NATL-RE)
      5.000%, 02/15/16...................................   2,490   2,865,866
   County of Fort Bend (GO) (NATL-RE)
      5.000%, 03/01/13...................................   2,110   2,193,725
   Dallas Area Rapid Transit (RB) (FGIC)
      5.000%, 12/01/12...................................  10,475  10,767,043
   Dallas Waterworks & Sewer System (RB) (AMBAC)
      5.000%, 10/01/14...................................   9,000   9,973,980
   Denton County (GO) Series A
      5.000%, 07/15/15...................................   3,960   4,497,847
   Fort Bend Independent School District (GO) (PSF-GTD)
      5.000%, 08/15/15...................................   3,000   3,424,290
   Fort Worth Independent School District (GO) (PSF-GTD)
      5.000%, 02/15/13...................................   8,025   8,322,406
   Houston Independent School District (GO) Series A-1
      5.000%, 02/15/15...................................   4,000   4,470,880
   North Texas Municipal Water District (RB)
      5.000%, 09/01/14...................................     605     666,885
      5.000%, 06/01/16...................................   2,130   2,466,817
   Northwest Independent School District (GO) (PSF-GTD)
      5.000%, 02/15/15...................................   1,000   1,122,440

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT     VALUE+
                                                             ------- ------------
                                                             (000)
TEXAS -- (Continued)
San Marcos Consolidated Independent School District (GO)
  (PSF-GTD)
   5.250%, 08/01/14......................................... $ 3,195 $  3,546,194
Socorro Independent School District (GO) (PSF-GTD)
   5.250%, 08/15/14.........................................   2,270    2,514,479
Texas A&M University (RB) Series B
   5.000%, 05/15/12.........................................   3,975    3,981,439
Texas Public Finance Authority (GO) Series A
   5.000%, 10/01/12.........................................   1,500    1,529,880
Texas Public Finance Authority (RB) Series A
   5.000%, 01/01/14.........................................   5,000    5,383,850
   5.000%, 07/01/15.........................................  10,000   11,375,700
   5.000%, 01/01/16.........................................   3,345    3,853,473
Texas State (GO)
   5.000%, 10/01/12.........................................   3,000    3,059,760
   5.000%, 10/01/16.........................................   5,000    5,901,200
Texas State Transportation Commission (RB)
   4.000%, 04/01/13.........................................   1,500    1,551,855
   5.000%, 04/01/14.........................................   5,870    6,385,914
Texas Tech University (RB) Series 12
   5.000%, 02/15/16.........................................   2,095    2,429,886
University of Texas (RB) Series A
   5.000%, 08/15/12.........................................   3,500    3,548,160
   5.000%, 07/01/14.........................................   5,250    5,753,580
University of Texas (RB) Series B
   5.250%, 08/15/12.........................................   2,730    2,769,503
   5.250%, 08/15/13.........................................   3,850    4,094,398
University of Texas (RB) Series D
   5.000%, 08/15/12.........................................   1,815    1,839,974
University of Texas (RB) Series F
   5.000%, 08/15/15.........................................   2,405    2,751,055
Williamson County (GO) (NATL-RE)
   5.000%, 02/15/14.........................................   5,000    5,412,000
                                                                     ------------
TOTAL TEXAS.................................................          266,449,669
                                                                     ------------
UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
   3.000%, 03/15/16.........................................   2,770    3,005,976

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
UTAH -- (Continued)
Salt Lake County (GO)
   5.000%, 06/15/12......................................... $10,060 $10,117,040
Utah State (GO) Series A
   5.000%, 07/01/12.........................................   6,440   6,490,361
Utah State (GO) Series B
   4.000%, 07/01/13.........................................   4,700   4,904,779
                                                                     -----------
TOTAL UTAH..................................................          24,518,156
                                                                     -----------
VIRGINIA -- (3.7%)
City of Norfolk (GO) Series A
   4.000%, 03/01/16.........................................   2,000   2,242,380
City of Richmond (GO) Series C (ST AID WITHHLDG)
   5.000%, 07/15/15.........................................   5,325   6,041,000
Fairfax County (GO) Series A (ST AID WITHHLDG)
   5.000%, 04/01/13.........................................   9,975  10,410,608
   5.000%, 04/01/14.........................................   9,375  10,212,094
   4.000%, 04/01/16.........................................   3,065   3,457,075
Loudoun County (GO) Series B
   4.000%, 11/01/12.........................................   1,000   1,018,970
Loudoun County (GO) Series B (ST AID WITHHLDG)
   5.000%, 12/01/13.........................................   5,285   5,676,566
Virginia Commonwealth Transportation Board (RB)
   5.000%, 09/27/12.........................................   4,040   4,118,336
Virginia State Public School Authority (RB)
   5.250%, 08/01/13.........................................   6,385   6,779,721
Virginia State Public School Authority (RB) Series B
   5.000%, 08/01/13.........................................   5,505   5,828,254
                                                                     -----------
TOTAL VIRGINIA..............................................          55,785,004
                                                                     -----------
WASHINGTON -- (6.5%)
City of Seattle (GO)
   5.000%, 05/01/14.........................................   8,300   9,064,679
City of Seattle (GO) Series B
   5.000%, 08/01/15.........................................   7,385   8,406,936
City of Seattle Municipal Light & Power (RB) (AGM)
   5.000%, 08/01/12.........................................   1,500   1,517,700
King County School District (GO) (NATL-RE SCH BD GTY)
   5.000%, 12/01/13.........................................   1,500   1,610,145

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- -----------
                                                             (000)
WASHINGTON -- (Continued)
King County School District No. 1 (GO) (SCH BD GTY)
   5.000%, 12/01/13......................................... $15,000 $16,101,450
King County Sewer Enterprise (RB)
   4.000%, 01/01/15.........................................   6,595   7,187,890
   4.000%, 01/01/16.........................................   6,510   7,267,569
Snohomish County Public Utility District No .1 (RB)
   5.000%, 12/01/15.........................................   5,000   5,743,000
Washington State (GO) (AGM)
   5.000%, 07/01/14.........................................   5,145   5,658,420
Washington State (GO) Series 2010C
   5.000%, 01/01/15.........................................   6,100   6,817,787
Washington State (GO) Series A
   5.000%, 01/01/16.........................................   2,000   2,303,240
Washington State (GO) Series C
   5.000%, 02/01/14.........................................   6,895   7,453,357
Washington State (GO) Series D
   5.000%, 01/01/14.........................................   3,330   3,585,644
Washington State (GO) Series R-2010A
   5.000%, 01/01/15.........................................  10,960  12,249,663
Washington State (GO) Series R-2011C
   4.000%, 07/01/15.........................................   4,000   4,423,880
                                                                     -----------
TOTAL WASHINGTON............................................          99,391,360
                                                                     -----------
WEST VIRGINIA -- (0.2%)
West Virginia State (GO) (NATL-RE FGIC)
   5.000%, 06/01/12.........................................   3,300   3,312,441
                                                                     -----------

                                                              FACE
                                                             AMOUNT      VALUE+
                                                             ------- --------------
                                                             (000)
WISCONSIN -- (2.5%)
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/16......................................... $14,075 $   16,376,262
Wisconsin State (GO) Series A
   4.000%, 05/01/16.........................................   5,090      5,722,636
   5.000%, 05/01/16.........................................   4,780      5,561,530
Wisconsin State (GO) Series A (NATL-RE FGIC)
   5.000%, 05/01/12.........................................   6,760      6,760,000
Wisconsin State Transportation (RB) Series B (AMBAC)
   5.000%, 07/01/12.........................................   3,775      3,804,332
                                                                     --------------
TOTAL WISCONSIN.............................................             38,224,760
                                                                     --------------
TOTAL MUNICIPAL BONDS.......................................          1,520,402,658
                                                                     --------------

                                                              SHARES
                                                             ---------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds MuniFund Portfolio............. 8,763,260      8,763,260
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,501,818,693).....................................           $1,529,165,918
                                                                       ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                             ------------------------------------------------
                              LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                             ---------- -------------- -------  --------------
 Municipal Bonds............         -- $1,520,402,658     --   $1,520,402,658
 Temporary Cash Investments. $8,763,260             --     --        8,763,260
                             ---------- -------------- -------  --------------
 TOTAL...................... $8,763,260 $1,520,402,658     --   $1,529,165,918
                             ========== ============== =======  ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ ----------
                                                                   (000)
MUNICIPAL BONDS -- (95.5%)
ALASKA -- (0.9%)
Borough of North Slope (GO) Series A
       4.000%, 06/30/18...........................................  $400  $  460,388
                                                                          ----------
ARIZONA -- (2.8%)
City of Phoenix (GO) Series A
       5.000%, 07/01/15...........................................   400     453,948
City of Scottsdale (GO)
       5.000%, 07/01/15...........................................   500     566,590
Pima County (GO)
       3.000%, 07/01/16...........................................   450     481,640
                                                                          ----------
   TOTAL ARIZONA..................................................         1,502,178
                                                                          ----------
ARKANSAS -- (0.8%)
Springdale School District No. 50 (GO) Series A (ST AID WITHHLDG)
       4.000%, 06/01/16...........................................   400     444,944
                                                                          ----------
CALIFORNIA -- (0.5%)
Los Angeles Unified School District (GO) Series KRY
       5.000%, 07/01/15...........................................   250     283,045
                                                                          ----------
COLORADO -- (3.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
       5.000%, 12/01/21...........................................   425     532,678
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
       3.000%, 12/15/16...........................................   750     822,488
Boulder County (RB)
       5.000%, 07/15/18...........................................   540     655,409
                                                                          ----------
   TOTAL COLORADO.................................................         2,010,575
                                                                          ----------
CONNECTICUT -- (1.6%)
Connecticut State (ST) Revenue Series A (AMBAC)
       4.000%, 08/01/16...........................................   300     338,775
Town of Trumbull (GO) Series A
       3.000%, 09/01/16...........................................   450     489,420
                                                                          ----------
   TOTAL CONNECTICUT..............................................           828,195
                                                                          ----------

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
FLORIDA -- (6.4%)
City of Jacksonville (RB)
       5.000%, 10/01/18...................................... $  315 $  380,221
City of Tallahassee Energy System (RB)
       5.000%, 10/01/20......................................    250    301,772
Florida State Board of Education (GO) Series A
       5.000%, 06/01/17......................................    150    179,140
Florida State Board of Education (GO) Series B
       5.000%, 06/01/20......................................    800    986,912
Pasco County Water & Sewer (RB) Series A
       4.000%, 10/01/17......................................    320    360,006
Tampa Bay Water Supply (RB) Series A
       5.000%, 10/01/16......................................  1,000  1,175,970
                                                                     ----------
   TOTAL FLORIDA.............................................         3,384,021
                                                                     ----------
GEORGIA -- (0.5%)
Gordon County School District (GO) (ST AID WITHHLDG)
       3.000%, 09/01/17......................................    250    272,345
                                                                     ----------
HAWAII -- (1.0%)
City & County of Honolulu (GO) Series B
       5.000%, 08/01/20......................................    350    435,750
Hawaii State (GO) Series DO
       5.000%, 08/01/16......................................    100    117,217
                                                                     ----------
   TOTAL HAWAII..............................................           552,967
                                                                     ----------
ILLINOIS -- (1.7%)
Chicago Park District (GO) Series 2008E
       5.000%, 11/15/18......................................    250    306,703
University of Illinois (RB) Series A
       5.000%, 04/01/20......................................    500    597,530
                                                                     ----------
   TOTAL ILLINOIS............................................           904,233
                                                                     ----------
KANSAS -- (3.2%)
Johnson County Unified School District No. 232 (GO) Series A
       5.000%, 09/01/17......................................    400    476,164

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED



                                                                     FACE
                                                                    AMOUNT   VALUE+
                                                                    ------ ----------
                                                                    (000)
KANSAS -- (Continued)
Sedgwick County (GO) Series B
       3.000%, 08/01/17............................................ $  500 $  551,775
Wyandotte County Unified Government (GO) Series A
       3.000%, 08/01/18............................................    580    637,849
                                                                           ----------
   TOTAL KANSAS....................................................         1,665,788
                                                                           ----------
LOUISIANA -- (1.3%)
Saint Tammany Parish Wide School District No.12 (GO) (ASSURED GTY)
       5.000%, 03/01/16............................................    575    661,388
                                                                           ----------
MARYLAND -- (0.3%)
University System of Maryland (RB) Series D
       3.000%, 04/01/15............................................    135    144,457
MASSACHUSETTS -- (5.2%)
Town of Auburn (GO)
       2.000%, 03/15/19............................................    750    785,888
Town of Reading (GO)
       5.000%, 02/01/18............................................  1,065  1,283,069
Town of Westwood (GO)
       3.000%, 06/01/16............................................    600    653,862
                                                                           ----------
   TOTAL MASSACHUSETTS.............................................         2,722,819
                                                                           ----------
MICHIGAN -- (1.1%)
Kentwood Public Schools (GO)
       4.000%, 05/01/22............................................    500    556,605
                                                                           ----------
MINNESOTA -- (2.5%)
Stillwater Independent School District No. 834 (GO) Series A
 (SD CRED PROG)....................................................
       3.000%, 02/01/16............................................  1,200  1,297,188
                                                                           ----------
MISSOURI -- (1.1%)
City of Kansas (GO) Series A
       4.000%, 02/01/22............................................    500    583,790
                                                                           ----------
NEVADA -- (2.7%)
Clark County (RB) (AMBAC)
       5.000%, 07/01/16............................................    400    458,704
Clark County School District (GO) Series A (NATL-RE FGIC)
       4.500%, 06/15/17............................................    400    460,376

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
NEVADA -- (Continued)
Nevada State (GO) Series D
       5.000%, 06/01/17.......................................... $  425 $  502,023
                                                                         ----------
   TOTAL NEVADA..................................................         1,421,103
                                                                         ----------
NEW HAMPSHIRE -- (0.8%)
City of Nashua (GO)..............................................
       5.000%, 03/15/17..........................................    330    395,498
                                                                         ----------
NEW JERSEY -- (4.7%)
Essex County (GO) Series A
       5.000%, 08/01/20..........................................  1,000  1,222,690
New Milford School District (GO) (SCH BD RES FD)
       4.000%, 08/15/16..........................................    440    490,890
South Orange & Maplewood School District (GO) (SCH BD RES FD)
       3.000%, 03/01/22..........................................    350    371,119
Township of Livingston (GO)
       3.000%, 01/15/21..........................................    350    377,524
                                                                         ----------
   TOTAL NEW JERSEY..............................................         2,462,223
                                                                         ----------
NEW MEXICO -- (2.5%)
Las Cruces School District No. 2 (GO) Series A (ST AID WITHHLDG)
       4.000%, 08/01/19..........................................  1,000  1,162,790
       4.000%, 08/01/20..........................................    125    145,564
                                                                         ----------
   TOTAL NEW MEXICO..............................................         1,308,354
                                                                         ----------
NEW YORK -- (4.5%)
City of New York (GO) Series B
       5.000%, 08/01/19..........................................    600    733,950
City of New York (GO) Series C
       5.250%, 08/01/18..........................................    300    367,215
City of New York (GO) Series F
       3.000%, 08/01/15..........................................    150    160,797
New York State Dormitory Authority (RB) Series C
       5.000%, 03/15/19..........................................    525    642,159
New York State Urban Development Corp. (RB)
       5.000%, 12/15/18..........................................    400    490,692
                                                                         ----------
   TOTAL NEW YORK................................................         2,394,813
                                                                         ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 NORTH CAROLINA -- (2.3%)
 Lincoln County (GO) Series A
        2.000%, 06/01/17..................................... $  500 $  523,175
 Onslow County (GO)
        5.000%, 04/01/17.....................................    600    716,004
                                                                     ----------
    TOTAL NORTH CAROLINA.....................................         1,239,179
                                                                     ----------
 NORTH DAKOTA -- (0.6%)
 North Dakota State Board of Higher Education (RB) Series A
        2.000%, 04/01/16.....................................    300    309,606
                                                                     ----------
 OHIO -- (1.9%)
 Oakwood City School District (GO)
        2.000%, 12/01/17.....................................    280    290,970
 Ohio State (GO) Series A
        5.000%, 09/15/22.....................................    200    250,178
 Ohio State (GO) Series B
        5.000%, 08/01/17.....................................    400    478,604
                                                                     ----------
    TOTAL OHIO...............................................         1,019,752
                                                                     ----------
 OKLAHOMA -- (5.5%)
 City of Tulsa (GO)
        5.000%, 12/01/17.....................................    400    486,104
 Cleveland County Independent School District No. 29 (GO)
        1.500%, 03/01/16.....................................  1,250  1,280,050
 Tulsa County Independent School District No. 1 (GO)
        2.000%, 09/01/15.....................................  1,090  1,135,791
                                                                     ----------
    TOTAL OKLAHOMA...........................................         2,901,945
                                                                     ----------
 OREGON -- (1.8%)
 Deschutes County (GO)
        3.000%, 12/01/15.....................................    225    242,176
 Deschutes County Administrative School District No. 1 (GO)
  (NATL-RE FGIC).............................................
        5.000%, 06/15/16.....................................    200    232,976
 Washington County School District No. 1 (GO) (NATL-RE FGIC)
        5.250%, 06/15/17.....................................    400    482,144
                                                                     ----------
    TOTAL OREGON.............................................           957,296
                                                                     ----------

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
 PENNSYLVANIA -- (4.0%)
 Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
        4.000%, 06/01/16.................................... $  375 $  416,978
 Monroe County (GO)
        4.000%, 12/15/18....................................    400    459,228
 West View Municipal Authority (RB)
        4.000%, 11/15/20....................................  1,100  1,260,644
                                                                    ----------
    TOTAL PENNSYLVANIA......................................         2,136,850
                                                                    ----------
 SOUTH CAROLINA -- (0.7%)
 Clemson University (RB)
        3.000%, 05/01/21....................................    350    374,213
                                                                    ----------
 TENNESSEE -- (1.6%)
 Williamson County (GO) Series A
        4.000%, 05/01/22....................................    300    355,005
 Wilson County (GO) (NATL-RE)
        5.000%, 04/01/15....................................    450    506,632
                                                                    ----------
    TOTAL TENNESSEE.........................................           861,637
                                                                    ----------
 TEXAS -- (13.1%)
 Austin Independent School District (GO) (PSF-GTD)
        5.000%, 08/01/20....................................    350    438,494
 City of Copperas Cove (GO)
        4.000%, 08/15/15....................................    750    827,610
 City of Fort Worth Water & Sewer System (RB)
        5.000%, 02/15/19....................................    400    491,704
 City of Richardson (GO)
        4.250%, 02/15/18....................................    400    467,472
 City of San Antonio Electric & Gas (RB) Series D
        5.000%, 02/01/19....................................    400    491,204
 Galveston County (GO)
        5.000%, 02/01/22....................................  1,000  1,241,370
 Harris County (GO) Series A
        4.000%, 10/01/18....................................    430    502,055
 Harris County Metropolitan Transit Authority (RB) Series B
        4.000%, 11/01/18....................................    400    464,888
 Houston Community College System (GO)
        5.000%, 02/15/17....................................  1,000  1,192,040

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT   VALUE+
                                                                        ------ ----------
                                                                        (000)
TEXAS -- (Continued)
Pflugerville Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/16................................................ $  350 $  411,288
Texas Transportation Commission (RB) 5.250%, 04/01/26..................    300    391,068
                                                                               ----------
   TOTAL TEXAS.........................................................         6,919,193
                                                                               ----------
VIRGINIA -- (2.2%)
City of Newport News (GO) Series A
       2.000%, 07/15/18................................................    515    537,032
Virginia State Public School Authority (RB) Series D (ST AID WITHHLDG)
       5.250%, 08/01/18................................................    500    618,755
                                                                               ----------
   TOTAL VIRGINIA......................................................         1,155,787
                                                                               ----------
WASHINGTON -- (8.2%)
City of Seattle Municipal Light & Power (RB) Series B
       5.000%, 02/01/16................................................    425    491,054
King County School District No. 210 (GO) (SCH BD GTY)
       2.000%, 12/01/18................................................  1,200  1,245,852
King County School District No. 415 (GO) (AGM SCH BD GTY)
       5.000%, 12/01/17................................................    425    512,384
Snohomish County Public Utility District No. 1 (RB)
       5.000%, 12/01/19................................................    400    488,384
Spokane County Wastewater System (RB) Series A
       5.000%, 12/01/15................................................    300    344,352
Washington State (GO)
       5.000%, 07/01/17................................................    300    358,542
Washington State (GO) Series D
       5.000%, 02/01/19................................................    400    490,628
Washington State (GO) Series R-2012C
       4.000%, 07/01/21................................................    350    408,006
                                                                               ----------
   TOTAL WASHINGTON....................................................         4,339,202
                                                                               ----------
WISCONSIN -- (3.7%)
Milwaukee County (GO) Series A
       5.000%, 10/01/16................................................    420    494,903

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
 WISCONSIN -- (Continued)
 Milwaukee County Metropolitan Sewer District (GO) Series A
        5.500%, 10/01/15....................................  $350  $   405,884
 Sun Prairie Area School District (GO)
        4.000%, 03/01/20....................................   570      651,322
 Swallow School District (GO)
        2.000%, 04/01/16....................................   390      406,450
                                                                    -----------
    TOTAL WISCONSIN.........................................          1,958,559
                                                                    -----------
 TOTAL MUNICIPAL BONDS......................................         50,430,136
                                                                    -----------

                                       SHARES
                                      ---------
TEMPORARY CASH INVESTMENTS -- (4.5%)
   BlackRock Liquidity Funds
     MuniFund Portfolio.............. 2,370,572   2,370,572
                                                -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $52,767,574)                            $52,800,708
                                                ===========

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                ------------------------------------------
                                 LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                ---------- ----------- -------  -----------
    Municipal Bonds............         -- $50,430,136     --   $50,430,136
    Temporary Cash Investments. $2,370,572          --     --     2,370,572
                                ---------- ----------- -------  -----------
    TOTAL...................... $2,370,572 $50,430,136     --   $52,800,708
                                ---------- ----------- -------  -----------

              See accompanying Notes to Schedules of Investments.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ ----------
                                                                             (000)
MUNICIPAL BONDS -- (98.2%)
CALIFORNIA -- (98.2%)
Anaheim Public Financing Authority (RB)
   4.500%, 08/01/13......................................................... $  800 $  834,736
   4.000%, 08/01/14.........................................................    550    592,009
Anaheim Union High School District (GO) (AGM)
   5.000%, 08/01/13.........................................................    700    740,558
   5.000%, 08/01/14.........................................................    800    880,056
Anaheim Union High School District (GO) Series A (AGM)
   5.000%, 08/01/12.........................................................  1,275  1,290,045
Atascadero Unified School District (GO) Series A (AGM)
   3.000%, 08/01/15.........................................................    315    334,228
Bay Area Toll Authority (RB) Series F
   5.000%, 04/01/13.........................................................    775    808,116
   3.900%, 04/01/14.........................................................    900    958,842
   5.000%, 04/01/15.........................................................    495    557,449
California Educational Facilities Authority (RB)
   5.000%, 10/01/16.........................................................    700    807,422
California Educational Facilities Authority (RB) Series A
   5.000%, 04/01/13.........................................................  2,250  2,347,830
California Educational Facilities Authority (RB) Series P
   5.250%, 12/01/13.........................................................    925    996,401
California Educational Facilities Authority (RB) Series T-4
   5.000%, 03/15/14.........................................................  3,890  4,224,734
California Infrastructure & Economic Development Bank (RB) (AGM)
   5.250%, 07/01/13.........................................................  2,000  2,116,840
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
   5.250%, 10/01/13.........................................................  4,900  5,230,456
California State (GO)
   5.250%, 03/01/13.........................................................    850    883,736
   4.200%, 11/01/13.........................................................  1,825  1,924,572
   5.000%, 03/01/14.........................................................  2,925  3,155,227
   5.000%, 03/01/14.........................................................  2,850  3,074,324
   5.000%, 03/01/14.........................................................    800    862,968

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 CALIFORNIA -- (Continued)
    5.000%, 04/01/14......................................... $1,750 $1,893,990
    5.000%, 04/01/14.........................................    555    600,665
    5.000%, 05/01/14.........................................  5,075  5,509,623
    4.500%, 06/01/14.........................................    750    808,845
    5.000%, 06/01/14.........................................  3,065  3,337,049
    5.000%, 08/01/14.........................................  1,480  1,621,103
    3.000%, 11/01/14.........................................    665    702,074
    6.000%, 02/01/15.........................................    950  1,083,541
    3.000%, 03/01/15.........................................    500    529,250
    5.000%, 03/01/15.........................................  3,900  4,345,419
    5.000%, 03/01/15.........................................    500    557,105
    4.000%, 04/01/15.........................................    700    761,999
    5.000%, 04/01/15.........................................  1,000  1,117,230
    5.000%, 09/01/15.........................................  1,000  1,131,990
    5.000%, 10/01/15.........................................    500    567,445
    3.000%, 11/01/15.........................................    500    534,615
    5.000%, 12/01/15.........................................    700    798,693
    5.000%, 02/01/16.........................................  1,275  1,453,870
    5.000%, 03/01/16.........................................  1,245  1,422,960
    3.000%, 09/01/16.........................................  1,500  1,611,555
    5.000%, 09/01/16.........................................  2,350  2,722,240
    4.000%, 10/01/16.........................................  1,175  1,313,779
    5.000%, 10/01/16.........................................  2,090  2,426,302
    5.000%, 10/01/16.........................................    795    922,923
    5.000%, 11/01/16.........................................    400    465,360
 California State (GO) (AMBAC)
    5.000%, 02/01/14.........................................    770    827,996
    6.000%, 04/01/16.........................................  1,265  1,500,568
    6.000%, 02/01/17.........................................  1,000  1,206,840
 California State (GO) (NATL-RE FGIC)
    5.000%, 03/01/14.........................................  1,565  1,688,181
 California State (GO) (NATL-RE)
    4.000%, 09/01/14.........................................  1,000  1,075,570
    4.125%, 06/01/15.........................................    200    219,342
    5.000%, 06/01/15.........................................    310    348,192
    4.000%, 09/01/15.........................................    500    549,660
 California State (GO) Series 2
    4.000%, 09/01/15.........................................    750    824,490
 California State (GO) Series CF
    2.250%, 12/01/13.........................................    500    508,415
 California State Department of
 Transportation (RB) Series A
 (NATL-RE FGIC)
    5.000%, 02/01/15.........................................  1,675  1,864,124

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                     FACE
                                                                    AMOUNT   VALUE+
                                                                    ------ ----------
                                                                    (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
   5.500%, 12/01/13................................................ $1,075 $1,163,816
California State Department of Water Resources (RB)
 (NATL-RE).........................................................
   5.000%, 12/01/14................................................  1,500  1,674,720
California State Department of Water Resources (RB) Series A
   5.125%, 05/01/12................................................  1,850  1,868,500
California State Department of Water Resources (RB) Series A (AGM)
   5.250%, 05/01/12................................................  2,000  2,000,000
California State Department of Water Resources (RB) Series AE
   5.000%, 12/01/14................................................    575    641,976
California State Department of Water Resources (RB) Series L
   4.000%, 05/01/15................................................  2,490  2,739,299
   5.000%, 05/01/15................................................  3,750  4,236,562
California State Department of Water Resources (RB) Series M
   5.000%, 05/01/14................................................    750    817,365
   4.000%, 05/01/15................................................    750    825,090
   4.000%, 05/01/16................................................  2,250  2,530,598
California State Economic Recovery (GO) (ETM) Series A (NATL-RE)
   5.000%, 07/01/12................................................  1,155  1,163,974
   5.250%, 07/01/13................................................  1,845  1,951,659
California State Economic Recovery (GO) Series A
   5.250%, 07/01/12................................................    625    630,056
   5.250%, 07/01/13................................................    870    918,616
   5.250%, 07/01/14................................................  1,945  2,141,542
   5.250%, 07/01/14................................................     95    105,013
California State Economic Recovery (GO) Series A (NATL-RE FGIC)
   5.250%, 07/01/14................................................  3,445  3,790,775
California State Economic Recovery (GO) Series A (NATL-RE)
   5.000%, 07/01/12................................................  1,320  1,330,151
   5.250%, 07/01/13................................................  2,180  2,301,818

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
California State Public Works Board of
  Regents University California (RB) Series A
   5.000%, 03/01/14.......................................... $  860 $  928,344
California State University (RB) Series A
   3.000%, 11/01/12..........................................    500    506,890
   5.000%, 11/01/15..........................................    600    684,660
   5.000%, 11/01/16..........................................    500    586,480
California State University (RB) Series A (AGM)
   4.000%, 11/01/12..........................................  1,000  1,018,720
   4.000%, 11/01/12..........................................    545    555,202
Charter Oak Unified School District (GO) Series B (AGM)
   5.000%, 07/01/13..........................................  2,805  2,959,023
City & County of San Francisco (GO)
   4.000%, 06/15/15..........................................  2,000  2,203,100
City & County of San Francisco (GO) Series 2008-R1
   5.000%, 06/15/14..........................................    500    548,425
City & County of San Francisco (GO) Series A
   4.000%, 06/15/13..........................................  1,000  1,041,440
   5.000%, 06/15/15..........................................  2,490  2,819,502
   5.000%, 06/15/15..........................................    750    849,248
City & County of San Francisco (GO) Series A (AMBAC)
   5.000%, 06/15/12..........................................  1,600  1,608,720
City & County of San Francisco (GO) Series R1 (NATL-RE FGIC)
   5.000%, 06/15/12..........................................  3,855  3,876,704
City & County of San Francisco (GO) Series R2 (AMBAC)
   4.000%, 06/15/12..........................................    665    667,966
City & County of San Francisco Public Utilities
  Commission (RB) Series A (AGM)
   5.000%, 11/01/12..........................................  4,810  4,923,805
City & County of San Francisco Public Utilities
  Commission (RB) Series C
   5.000%, 11/01/13..........................................    525    561,110
City of Bakersfield School District (GO) Series A
  (AGM) 4.000%, 11/01/14.....................................    400    425,812

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                         FACE
                                                                        AMOUNT    VALUE+
                                                                        ------- -----------
                                                                        (000)
CALIFORNIA -- (Continued)
City of Fairfield (RB) (AGM)
   4.250%, 04/01/13.................................................... $   500 $   517,955
City of Folsom (GO)
   4.000%, 08/01/14....................................................   1,285   1,365,608
City of Los Angeles (GO) Series A
   2.500%, 09/01/13....................................................   2,500   2,570,800
   3.000%, 09/01/15....................................................   3,000   3,221,430
   3.250%, 09/01/16....................................................     500     549,090
City of Los Angeles (GO) Series A (NATL-RE FGIC)
   5.250%, 09/01/13....................................................   1,000   1,064,710
City of Los Angeles (GO) Series A (NATL-RE)
   5.000%, 09/01/12....................................................   1,165   1,183,314
   5.250%, 09/01/14....................................................   1,000   1,105,600
City of Los Angeles (RB) Series A
   4.000%, 06/01/12....................................................     815     817,249
   5.000%, 06/01/13....................................................   1,300   1,361,490
   4.000%, 06/01/14....................................................     520     552,552
City of Vernon (RB) Series A
   3.500%, 08/01/12....................................................   1,550   1,562,416
   5.250%, 08/01/14....................................................   1,300   1,377,506
Coast Community College District (GO) (NATL-RE)
   5.250%, 08/01/14....................................................   1,000   1,103,270
Contra Costa Community College District (GO) (NATL-RE FGIC)
   5.000%, 08/01/13....................................................   1,905   2,014,899
   5.000%, 08/01/14....................................................   1,985   2,183,639
Contra Costa County Public Financing Authority (RB) Series B (NATL-RE)
   5.000%, 06/01/15....................................................   1,700   1,882,631
Contra Costa Water District (RB) Series B
   4.000%, 10/01/14....................................................  10,000  10,825,200
Cupertino Union School District (GO) Series B
   4.000%, 08/01/15....................................................   1,260   1,392,287
Desert Sands Unified School District (GO) (AGM)
   5.000%, 06/01/14....................................................   3,275   3,589,990
   5.000%, 06/01/14....................................................     600     657,708
East Bay Regional Park District (GO)
   4.000%, 09/01/13....................................................   1,375   1,440,106

                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ ----------
                                                                      (000)
CALIFORNIA -- (Continued)
El Camino Community College District (GO) Series A (NATL-RE)
   5.000%, 08/01/13.................................................. $3,060 $3,240,081
   5.000%, 08/01/13..................................................  2,915  3,086,548
   5.000%, 08/01/13..................................................  1,600  1,694,160
El Monte Union High School District (GO) Series A (FSA)
   5.000%, 06/01/13..................................................  2,185  2,296,391
Escondido Union School District (GO) Series A (AGM)
   5.000%, 08/01/12..................................................  3,045  3,080,931
Escondido Union School District (GO) Series B (NATL-RE FGIC)
   5.500%, 08/01/14..................................................    550    606,600
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
   4.000%, 05/01/16..................................................  1,000  1,110,540
Fairfield-Suisun Unified School District Financing Corp. (GO)
   2.500%, 08/01/16..................................................    750    783,870
Folsom Cordova Unified School District School Facilities Improvement
  District No. 4 (GO) Series A (NATL-RE)
   5.000%, 10/01/16..................................................    550    627,566
Fontana Unified School
District (GO)
   4.000%, 12/01/12..................................................  1,000  1,021,400
Foothill-De Anza Community College District (GO) Series B
   5.250%, 08/01/13..................................................  3,675  3,902,666
   5.250%, 08/01/13..................................................  2,000  2,123,900
Gilroy Public Facilities Financing Authority (RB)
   4.000%, 11/01/14..................................................    400    430,620
Glendale Unified School District (GO)
   4.000%, 09/01/15..................................................  1,160  1,274,005
Golden West Schools Financing Authority (RB) (NATL-RE FGIC)
   5.000%, 08/01/13..................................................    525    555,555
Grossmont Union High School District (GO) (NATL-RE)
   4.000%, 08/01/13..................................................    500    522,770
   5.000%, 08/01/15..................................................  1,160  1,314,512

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT   VALUE+
                                                                        ------ ----------
                                                                        (000)
CALIFORNIA -- (Continued)
Hacienda La Puente Unified School District (GO) Series B (AGM)
   5.000%, 08/01/13.................................................... $4,340 $4,592,588
Hemet Unified School District (GO) Series A (AGM)
   5.750%, 08/01/14....................................................    500    555,415
   5.625%, 08/01/15....................................................    355    409,869
Huntington Beach Public Financing Authority (RB)
   3.000%, 09/01/16....................................................    950  1,026,912
Kern High School District (GO) Series C (NATL-RE FGIC)
   5.500%, 08/01/14....................................................    650    713,219
Long Beach Bond Finance Authority (TAN) (AMBAC)
   5.375%, 08/01/12....................................................  1,585  1,604,955
Long Beach Unified School District (GO)
   4.000%, 08/01/12....................................................    500    504,675
Long Beach Unified School District (GO) Series A
   5.000%, 08/01/13....................................................  2,500  2,644,850
   4.000%, 08/01/14....................................................  2,335  2,517,714
   5.000%, 08/01/14....................................................  1,000  1,100,540
Los Angeles Community College District (GO) Series A (AGM)
   5.250%, 08/01/13....................................................    825    875,152
   5.250%, 08/01/14....................................................  4,000  4,439,680
Los Angeles Community College District (GO) Series F-1
   3.250%, 08/01/14....................................................  2,300  2,450,052
   3.000%, 08/01/15....................................................    500    539,335
Los Angeles County (GO) Series C
   2.500%, 06/29/12....................................................    600    602,244
Los Angeles County Metropolitan Transportation Authority (RB)
   3.000%, 07/01/13....................................................  1,750  1,804,092
Los Angeles County Metropolitan Transportation Authority (RB) (AMBAC)
   5.000%, 07/01/14....................................................    500    549,895
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   3.000%, 07/01/12....................................................  3,340  3,355,063

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
CALIFORNIA -- (Continued)
Los Angeles County Sanitation Districts Financing Authority
  (RB) Series A (AGM)
   5.000%, 10/01/12............................................. $5,000 $5,099,400
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/14.............................................  1,715  1,883,019
Los Angeles Municipal Improvement Corp. (RB) Series A
   4.000%, 11/01/14.............................................  2,770  2,974,925
   4.000%, 11/01/16.............................................  1,795  1,974,554
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE)
   5.250%, 06/01/12.............................................  1,050  1,053,896
Los Angeles Municipal Improvement Corp. (RB) Series C
   3.000%, 09/01/13.............................................    730    751,557
Los Angeles Municipal Improvement Corp. (RB) Series E
   5.000%, 09/01/14.............................................    690    754,846
Los Angeles Unified School District (GO) (NATL-RE)
   5.500%, 07/01/12.............................................    800    806,864
   5.750%, 07/01/14.............................................  2,045  2,275,001
   5.750%, 07/01/15.............................................  1,170  1,353,994
Los Angeles Unified School District (GO) Series A (FGIC)
   6.000%, 07/01/13.............................................    400    426,308
Los Angeles Unified School District (GO) Series A (NATL-RE)
   5.250%, 07/01/12.............................................  3,600  3,629,448
   5.000%, 07/01/13.............................................    250    263,548
Los Angeles Unified School District (GO) Series B (AMBAC)
   4.000%, 07/01/13.............................................    950    990,480
Los Angeles Unified School District (GO) Series C (AMBAC)
   5.000%, 07/01/12.............................................  1,000  1,007,770
Los Angeles Unified School District (GO) Series E (AMBAC)
   5.000%, 07/01/15.............................................    400    452,872

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series G (AMBAC)
   5.000%, 07/01/16.............................................. $  730 $  849,362
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15..............................................  1,000  1,132,180
Los Angeles Wastewater System (RB) Series A
   4.000%, 06/01/12..............................................  1,000  1,002,980
   5.000%, 06/01/14..............................................  2,000  2,188,420
Los Angeles Wastewater System (RB) Series C (NATL-RE)
   5.375%, 06/01/13..............................................    600    632,538
Madera County Transportation Authority (RB) (AGM)
   3.000%, 03/01/15..............................................  1,020  1,071,173
Manteca Unified School District (GO) (AGM)
   5.250%, 08/01/14..............................................    500    554,725
Metropolitan Water District of Southern California (RB) Series C
   4.000%, 10/01/15..............................................    900  1,004,130
Mount San Antonio Community College District (GO) Series C (AGM)
   4.000%, 09/01/14..............................................    750    804,150
Mountain View-Whisman School District (GO) Series D (NATL-RE)
   5.000%, 06/01/12..............................................  1,480  1,500,350
Northern California Power Agency (RB) Series A
   5.000%, 07/01/17..............................................  1,000  1,175,900
Oak Park Unified School District (GO) Series A
   4.000%, 08/01/14..............................................    600    638,322
Orange County (RB) Series A (NATL-RE)
   5.000%, 06/01/12..............................................    730    732,738
   5.000%, 06/01/15..............................................  2,000  2,245,760
Orange County Public Financing Authority (RB) (NATL-RE)
   5.000%, 07/01/16..............................................  3,000  3,469,260
Oxnard School District (GO) (AGM)
   5.000%, 08/01/12..............................................    610    617,168

                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
CALIFORNIA -- (Continued)
Oxnard School District (GO) Series B (ASSURED GTY)
   4.000%, 08/01/14........................................... $  500 $  530,905
Palm Springs Financing Authority (RB) Series A
   3.000%, 11/01/15...........................................    625    657,019
Palomar Pomerado Health (GO) Series A (AMBAC)
   5.000%, 08/01/15...........................................    500    557,900
Pasadena Unified School District (GO) (AGM)
   5.000%, 11/01/12...........................................  2,000  2,047,520
Peralta Community College District (GO)
   5.000%, 08/01/12...........................................    550    556,391
Peralta Community College District (GO) Series C
   4.000%, 08/01/14...........................................    500    536,445
   5.000%, 08/01/15...........................................    585    657,909
Piedmont Unified School District (GO)
   2.000%, 08/01/13...........................................    725    740,022
   2.000%, 08/01/14...........................................    340    346,307
Pleasanton Unified School District (GO) (AGM)
   5.250%, 08/01/16...........................................    500    582,865
Rancho Santiago Community College District (GO)
   3.000%, 09/01/15...........................................  1,195  1,283,203
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/16...........................................    300    355,266
Riverside Unified School District (GO)
   4.000%, 02/01/14...........................................    920    972,541
Sacramento County Sanitation District (GO) (AMBAC)
   5.000%, 12/01/14...........................................  3,790  4,235,590
Sacramento County Sanitation District (RB) (NATL-RE)
   5.000%, 08/01/14...........................................    750    820,448
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/14...........................................  1,000  1,098,660
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
   5.250%, 05/01/13...........................................    795    832,246

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority (RB) Series A
   2.750%, 05/15/12........................................... $1,655 $1,656,407
   4.500%, 05/15/14...........................................  2,560  2,766,899
San Diego Public Facilities Financing Authority (RB) Series B
   5.000%, 05/15/14...........................................  1,000  1,090,920
   5.000%, 05/15/16...........................................  1,250  1,459,588
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series A
   5.000%, 08/01/16...........................................  6,200  7,298,702
San Diego Unified School District (GO) Series F (AGM)
   5.000%, 07/01/14...........................................  1,555  1,710,531
San Francisco Community College District (GO) Series C
   3.000%, 06/15/14...........................................    930    968,651
San Jose Evergreen Community College District (GO) Series A
   3.000%, 08/01/13...........................................  1,000  1,032,870
San Jose Unified School District (GO) (NATL-RE FGIC)
   5.000%, 08/01/12...........................................  5,000  5,059,000
   5.000%, 08/01/14...........................................    510    559,108
San Juan Unified School District (GO) (AGM)
   4.000%, 08/01/14...........................................    625    667,081
   4.000%, 08/01/15...........................................    600    653,496
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16...........................................    700    753,186
San Marino Unified School District (GO) Series A
   5.250%, 07/01/14...........................................    500    546,325
San Mateo County Community College District (GO) Series A
   4.500%, 09/01/13...........................................  2,000  2,109,580
Santa Clara Unified School District (GO)
   4.000%, 07/01/13...........................................    915    953,659
Solano County Community College District (GO) (NATL-RE)
   5.000%, 08/01/15...........................................    940  1,066,505

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------ ------------
                                                           (000)
 CALIFORNIA -- (Continued)
 Sonoma County (RB) Series A (NATL-RE FGIC)
    4.000%, 09/01/12...................................... $1,950 $  1,974,141
 Southern California Public Power Authority (RB)
    4.000%, 07/01/15......................................    400      440,664
 Southern California Public Power Authority (RB) Series A
   (AMBAC)
    5.000%, 07/01/13......................................  1,545    1,629,836
 Southwestern Community College District (GO) Series B
   (NATL-RE FGIC)
    5.250%, 08/01/12......................................    750      758,782
 Stockton Unified School District (GO) (AGM)
    4.000%, 08/01/12......................................    700      704,445
 Torrance Unified School District (GO)
    4.000%, 08/01/13......................................    830      867,798
 University of California (RB) Series E (NATL-RE)
    5.000%, 05/15/13......................................  1,560    1,635,426
    5.000%, 05/15/14......................................  3,180    3,471,161
 University of California (RB) Series J (NATL-RE)
    5.000%, 05/15/12......................................    450      450,724
 University of California (RB) Series K (NATL-RE)
    5.000%, 05/15/12......................................    500      500,805
 University of California (RB) Series O
    5.000%, 05/15/14......................................  3,275    3,574,859
 Visalia Unified School District (GO)
    4.000%, 08/01/12......................................    500      504,340
 Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15......................................  1,000    1,093,840
 Washington Township Health Care District (GO) Series A
    6.500%, 08/01/14......................................    750      840,420
 William S Hart Joint School Financing Authority (RB)
   (AMBAC)
    5.000%, 09/01/12......................................    900      910,773
                                                                  ------------
 TOTAL MUNICIPAL BONDS....................................         353,207,445
                                                                  ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        SHARES        VALUE+
                         -                           ------------  ------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
   BlackRock Liquidity Funds MuniFund Portfolio.....    6,397,793  $  6,397,793
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $353,881,010)..............................               $359,605,238
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ---------- ------------ -------  ------------
Municipal Bonds.............................................         -- $353,207,445     --   $353,207,445
Temporary Cash Investments.................................. $6,397,793           --     --      6,397,793
                                                             ---------- ------------ -------  ------------
TOTAL....................................................... $6,397,793 $353,207,445     --   $359,605,238
                                                             ========== ============ =======  ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 MUNICIPAL BONDS -- (94.9%)
 CALIFORNIA -- (94.9%)
 Alhambra Unified School District (GO) Series A (ASSURED GTY)
    5.250%, 08/01/18......................................... $  375 $  437,330
 Amador County Unified School District (GO)
    4.000%, 08/01/19.........................................    385    426,538
 Anaheim Public Financing Authority (RB)
    5.000%, 08/01/17.........................................    500    597,970
 Azusa Unified School District (GO)
    5.000%, 07/01/21.........................................    425    520,468
 Baldwin Park Unified School District (GO) (AGM)
    5.000%, 08/01/17.........................................    100    114,380
 Bay Area Toll Authority (RB) Series F
    5.000%, 04/01/15.........................................    150    168,924
 Berryessa Union School District (GO) (AMBAC)
    5.375%, 08/01/18.........................................    200    235,830
 Buena Park School District (GO) (AGM)
    2.500%, 08/01/21.........................................     75     75,245
 California Educational Facilities Authority (RB)
    5.000%, 10/01/16.........................................    500    576,730
 California State (GO)
    4.500%, 03/01/15.........................................    200    220,056
    5.000%, 03/01/15.........................................    150    167,131
    5.000%, 03/01/15.........................................    125    139,276
    5.000%, 09/01/15.........................................    100    113,199
    5.000%, 11/01/15.........................................    100    113,777
    2.000%, 02/01/16.........................................    300    309,207
    5.000%, 02/01/16.........................................    225    256,565
    5.000%, 08/01/16.........................................    475    549,043
    5.000%, 10/01/16.........................................    300    348,273
    5.000%, 11/01/16.........................................    150    174,510
    4.250%, 08/01/17.........................................    100    113,710
    4.000%, 09/01/17.........................................  1,910  2,150,469
    5.000%, 09/01/18.........................................    175    207,770
    5.500%, 04/01/19.........................................    125    152,475
    3.125%, 10/01/19.........................................    100    106,787
    5.000%, 10/01/19.........................................    250    298,945
    4.000%, 11/01/19.........................................    135    152,302

                                                                FACE
                                                               AMOUNT  VALUE+
                                                               ------ --------
                                                               (000)
  CALIFORNIA -- (Continued)
     5.000%, 09/01/20.........................................  $150  $179,776
     5.000%, 10/01/20.........................................   175   209,907
     5.000%, 09/01/21.........................................   365   437,799
     5.250%, 09/01/22.........................................   150   183,208
     5.250%, 10/01/22.........................................   100   122,294
  California State Department of Water Resources (RB) Series M
     4.000%, 05/01/19.........................................   455   529,934
  California State Economic Recovery (GO) Series A
     5.000%, 07/01/16.........................................   280   325,906
     5.000%, 07/01/17.........................................   250   298,230
     4.400%, 07/01/18.........................................   410   483,681
  California State University (RB) Series A
     5.000%, 11/01/15.........................................   400   456,440
     5.000%, 11/01/19.........................................   450   548,770
  California State University (RB) Series C (AGM)
     5.000%, 11/01/22.........................................   100   118,684
  Chico Unified School District (GO) Series B (AGM)
     4.000%, 08/01/15.........................................   100   109,923
  City & County of San Francisco (GO) Series R1
     5.000%, 06/15/21.........................................   470   589,634
  City of El Monte School District (GO) Series A (ASSURED GTY)
     5.000%, 08/01/15.........................................   175   197,409
  City of Long Beach (RB) Series B
     5.000%, 05/15/19.........................................   250   302,077
  City of Los Angeles (GO) Series A
     4.000%, 09/01/18.........................................   530   614,551
  City of Riverside Water Revenue (RB) Series A
     5.000%, 10/01/18.........................................   300   357,078
  City of San Francisco Public Utilities Commission Water
    Revenue (RB) Series A
     5.000%, 11/01/15.........................................   175   200,408
  Colton Joint Unified School District (GO) Series C (NATL-RE
    FGIC)
     5.000%, 02/01/15.........................................   140   154,318

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT  VALUE+
                                                               ------ --------
                                                               (000)
  CALIFORNIA -- (Continued)
  Contra Costa County Public Financing Authority (RB) Series
    B (NATL-RE)
     5.000%, 06/01/15.........................................  $200  $221,486
  Cupertino Union School District (GO) Series A
     4.000%, 08/01/17.........................................   275   316,286
  East Side Union High School District (GO) Series D
     3.000%, 08/01/19.........................................   825   883,245
  El Dorado Irrigation District & El Dorado Water Agency (CP)
    Series A (ASSURED GTY)
     4.000%, 08/01/16.........................................   530   582,899
  Escondido Union School District (GO) Series B (NATL-RE FGIC)
     5.000%, 08/01/15.........................................   450   505,777
     5.000%, 08/01/16.........................................   400   461,452
  Fallbrook Union Elementary School District (GO) Series A
     5.000%, 08/01/20.........................................   200   247,790
  Folsom Cordova Unified School District School Facilities
    Improvement District No. 4 (GO) Series A (NATL- RE)
     5.000%, 10/01/16.........................................   500   570,515
  Franklin-Mckinley School District (GO) (ASSURED GTY)
     5.000%, 08/01/17.........................................   275   323,972
  Fullerton Joint Union High School District (GO)
     4.000%, 08/01/16.........................................   135   151,428
  Grossmont Union High School District (GO) Series A
     5.000%, 08/01/18.........................................   200   240,384
  Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18.........................................   200   228,386
  Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18.........................................   235   269,740
  Liberty Union High School District (GO)
     4.000%, 08/01/21.........................................   500   563,305
  Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20.........................................   400   498,000

                                                                FACE
                                                               AMOUNT  VALUE+
                                                               ------ --------
                                                               (000)
  CALIFORNIA -- (Continued)
  Los Angeles Convention & Exhibit Center Authority (RB)
    Series A
     4.500%, 08/15/18.........................................  $100  $111,375
  Los Angeles County Metropolitan Transportation Authority
    (RB)
     5.000%, 07/01/17.........................................   525   631,250
  Los Angeles County Metropolitan Transportation Authority
    (RB) Series A
     5.000%, 07/01/17.........................................   300   350,979
     5.000%, 07/01/18.........................................   665   791,549
  Los Angeles Municipal Improvement Corp. (RB) Series A
     5.000%, 09/01/16.........................................   200   227,780
  Los Angeles Municipal Improvement Corp. (RB) Series A
    (ASSURED GTY)
     4.000%, 04/01/15.........................................   105   113,573
  Los Angeles Unified School District (GO) (NATL-RE)
     5.750%, 07/01/15.........................................   125   144,657
  Los Angeles Unified School District (GO) Series F (FGIC)
     5.000%, 07/01/15.........................................   150   169,827
  Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/18.........................................   750   905,880
  Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21.........................................   225   260,888
     5.000%, 08/01/22.........................................   485   562,096
  Mendocino-Lake Community College District (GO) Series A
    (NATL-RE)
     5.000%, 08/01/17.........................................   100   114,434
  Merced Union High School District (GO) Series A (ASSURED
    GTY)
     4.000%, 08/01/18.........................................   250   272,758
  Montebello Unified School District (GO)
     5.000%, 08/01/20.........................................   250   296,705
  Mount Diablo Unified School District (GO)
     4.000%, 08/01/16.........................................   165   184,569
     3.250%, 08/01/19.........................................   500   539,840

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                          FACE
                                                                                         AMOUNT  VALUE+
                                                                                         ------ --------
                                                                                         (000)
CALIFORNIA -- (Continued)
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
   4.500%, 08/01/18.....................................................................  $500  $551,080
Oceanside Unified School District (GO) Series A (ASSURED GTY)
   3.000%, 08/01/16.....................................................................   350   376,292
Orange County Sanitation District (CP) Series B (AGM)
   5.000%, 02/01/15.....................................................................   300   336,837
Oxnard Financing Authority (RB) Series A
   4.000%, 06/01/16.....................................................................   250   277,458
Oxnard Union High School District (GO) Series A (AGM)
   4.000%, 08/01/15.....................................................................   245   266,925
Peralta Community College District (GO)
   5.000%, 08/01/17.....................................................................   100   116,652
Pomona Unified School District (GO) Series C
   4.000%, 08/01/16.....................................................................   250   276,908
Porterville Unified School District Facilities Improvement District (GO) Series B (AGM)
   5.000%, 08/01/18.....................................................................   450   526,270
   5.000%, 08/01/19.....................................................................   325   383,711
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.....................................................................   500   634,165
Roseville City School District (GO)
   5.000%, 08/01/17.....................................................................   400   478,828
Sacramento Municipal Utility District (RB) Series U (AGM)
   5.000%, 08/15/17.....................................................................   125   148,539
Sacramento Unified School District (GO)
   5.000%, 07/01/18.....................................................................   125   150,326
San Bernardino County Flood Control District (RB) (AMBAC)
   5.500%, 08/01/15.....................................................................   100   113,401
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
   5.000%, 05/15/15.....................................................................   250   281,885

                                                                              FACE
                                                                             AMOUNT  VALUE+
                                                                             ------ --------
                                                                             (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
   5.000%, 08/01/16.........................................................  $400  $470,884
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B
   3.750%, 08/01/15.........................................................   250   275,945
San Diego Unified School District (GO) Series C-2 (AGM)
   5.500%, 07/01/21.........................................................   600   761,736
San Juan Unified School District (GO) Series B
   3.000%, 08/01/16.........................................................   260   279,755
Santa Monica Public Financing Authority (RB) Series B
   4.000%, 12/01/19.........................................................   175   204,995
Saugus Union School District (GO) (NATL-RE FGIC)
   5.250%, 08/01/17.........................................................   500   592,270
Saugus/Hart School Facilities Financing Authority (RB) Series B
   5.000%, 09/01/15.........................................................   300   329,235
Sequoia Union High School District (GO) Series A
   4.000%, 07/01/16.........................................................   360   406,105
Southern California Public Power Authority (RB)
   4.000%, 07/01/15.........................................................   525   578,372
   5.000%, 07/01/18.........................................................   250   303,768
   4.000%, 07/01/19.........................................................   400   465,584
Stockton Unified School District (GO) (AGM)
   5.000%, 07/01/20.........................................................   150   167,426
Temecula Valley Unified School District (GO) (AGM)
   5.000%, 08/01/15.........................................................   100   112,259
West Contra Costa Unified School District (GO) (ASSURED GTY)
   5.000%, 08/01/17.........................................................   175   203,091
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/20.........................................................   600   756,576
Western Riverside County Regional Wastewater Authority (RB) (ASSURED GTY)
   5.000%, 09/01/19.........................................................   250   297,688

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
CALIFORNIA -- (Continued)
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15.................................... $      400 $    450,400
Yuba Community College District (GO) Series C
   5.000%, 08/01/17....................................        240      288,247
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................              38,753,375
                                                                   ------------
                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (5.1%)
   BlackRock Liquidity Funds MuniFund Portfolio........  2,077,673    2,077,673
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $40,556,003)...................................            $4 0,831,048
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                    ---------- ----------- -------  -----------
Municipal Bonds....................         -- $38,753,375     --   $38,753,375
Temporary Cash Investments......... $2,077,673          --     --     2,077,673
                                    ---------- ----------- -------  -----------
TOTAL.............................. $2,077,673 $38,753,375     --   $40,831,048
                                    ========== =========== =======  ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                     DFA             DFA
                                                                      DFA          TWO-YEAR      SELECTIVELY      DFA
                                                                    ONE-YEAR        GLOBAL      HEDGED GLOBAL  SHORT-TERM
                                                                  FIXED INCOME   FIXED INCOME   FIXED INCOME   GOVERNMENT
                                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                                                 -------------- --------------  ------------- ------------
ASSETS:
Investments at Value (including
  $582,552, $285,972, $0 and $0 of securities on loan,
  respectively)................................................. $    7,388,362 $    4,754,417  $    793,875  $  1,430,882
Temporary Cash Investments at Value & Cost......................          2,287             --            --         6,526
Collateral Received from Securities on
  Loan at Value & Cost..........................................          2,682            257            --            --
Affiliated Collateral Received from Securities on Loan at
Value & Cost....................................................        592,211        290,000            --            --
Foreign Currencies at Value.....................................             --          2,105           341            --
Cash............................................................             --         13,726         7,267            --
Receivables:
   Investment Securities Sold...................................         35,191         41,950            --         4,128
   Interest.....................................................         27,249         48,156        11,740        10,793
   Securities Lending Income....................................             49             30            --            --
   Fund Shares Sold.............................................          8,650          5,184         1,334         2,265
Unrealized Gain on Forward Currency Contracts...................             --          2,487           403            --
Prepaid Expenses and Other Assets...............................             39             19         7,528             7
                                                                 -------------- --------------  ------------  ------------
       Total Assets.............................................      8,056,720      5,158,331       822,488     1,454,601
                                                                 -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.............................        594,893        290,257            --            --
   Investment Securities Purchased..............................         22,592         43,541         9,180         4,026
   Fund Shares Redeemed.........................................          4,197          2,762            80           625
   Due to Advisor...............................................            932            601           101           207
Unrealized Loss on Forward Currency Contracts...................             --         10,185           141            --
Accrued Expenses and Other
  Liabilities...................................................            396            387            29            84
                                                                 -------------- --------------  ------------  ------------
       Total Liabilities........................................        623,010        347,733         9,531         4,942
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    7,433,710 $    4,810,598  $    812,957  $  1,449,659
                                                                 ============== ==============  ============  ============
Institutional Class Shares --
  based on net assets of $7,433,710; $4,810,598; $812,957 and
  $1,449,659 and shares
  outstanding of 719,062,418;
  475,071,440;
78,923,170 and 133,624,893,
  respectively.................................................. $        10.34 $        10.13  $      10.30  $      10.85
                                                                 ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                                                 ============== ==============  ============  ============
Investments at Cost............................................. $    7,377,142 $    4,748,999  $    791,396  $  1,407,852
                                                                 ============== ==============  ============  ============
Foreign Currencies at Cost...................................... $           -- $        2,096  $        341  $         --
                                                                 ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    7,408,468 $    4,784,194  $    799,481  $  1,417,524
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)........................................          3,595         31,253         5,178         2,465
Accumulated Net Realized Gain (Loss)............................         10,427         (2,687)        5,554         6,640
Net Unrealized Foreign Exchange Gain (Loss).....................             --         (7,589)          265            --
Net Unrealized Appreciation (Depreciation)......................         11,220          5,427         2,479        23,030
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    7,433,710 $    4,810,598  $    812,957  $  1,449,659
                                                                 ============== ==============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        DFA              DFA           DFA          DFA
                                                     FIVE-YEAR        WORLD EX     INTERMEDIATE  SHORT-TERM
                                                       GLOBAL      U.S. GOVERNMENT  GOVERNMENT    EXTENDED
                                                    FIXED INCOME    FIXED INCOME   FIXED INCOME   QUALITY
                                                     PORTFOLIO        PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                   --------------  --------------- ------------ ------------
ASSETS:
Investments at Value (including $184,119,
  $0, $0 and $122,153 of securities on
  loan, respectively)............................. $    5,638,173   $     82,234   $  2,709,785 $  1,645,275
Temporary Cash Investments at Value & Cost........             --             --         20,288           --
Collateral Received from Securities on Loan
  at Value & Cost.................................            137             --             --           49
Affiliated Collateral Received from Securities
  on Loan at
Value & Cost......................................        188,000             --             --      125,000
Foreign Currencies at Value.......................             --            299             --           --
Cash..............................................         46,840            908             --       19,891
Receivables:
   Investment Securities Sold.....................        106,506             --             --        5,251
   Interest.......................................         55,377          1,107         35,708       16,870
   Securities Lending Income......................             37             --             --           19
   Fund Shares Sold...............................          7,464            587          3,900        3,335
Unrealized Gain on Forward Currency Contracts.....            785              5             --           41
Unrealized Gain on Foreign Currency Contracts.....             --              3             --           --
Prepaid Expenses and Other Assets.................             22              1             17           17
Deferred Offering Costs...........................             --             42             --           --
                                                   --------------   ------------   ------------ ------------
       Total Assets...............................      6,043,341         85,186      2,769,698    1,815,748
                                                   --------------   ------------   ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        188,137             --             --      125,049
   Investment Securities Purchased................        117,989            474          5,903       18,278
   Fund Shares Redeemed...........................          3,392             16          1,420          975
   Due to Advisor.................................          1,178              3            227          261
Unrealized Loss on Forward Currency Contracts.....         22,139            959             --           26
Unrealized Loss on Foreign Currency Contracts.....             --             --             --           21
Foreign Currencies at Value.......................             38             --             --           --
Accrued Expenses and Other Liabilities............            254              3            111           37
                                                   --------------   ------------   ------------ ------------
       Total Liabilities..........................        333,127          1,455          7,661      144,647
                                                   --------------   ------------   ------------ ------------
NET ASSETS........................................ $    5,710,214   $     83,731   $  2,762,037 $  1,671,101
                                                   ==============   ============   ============ ============
Institutional Class Shares -- based on net assets
  of $5,710,214; $83,731; $2,762,037 and
  $1,671,101 and shares outstanding of
  513,773,142; 8,195,997; 212,487,101
  and 153,582,437, respectively................... $        11.11   $      10.22   $      13.00 $      10.88
                                                   ==============   ============   ============ ============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000    100,000,000    700,000,000  500,000,000
                                                   ==============   ============   ============ ============
Investments at Cost............................... $    5,501,774   $     80,645   $  2,478,791 $  1,611,759
                                                   ==============   ============   ============ ============
Foreign Currencies at Cost........................ $          (38)  $        299   $         -- $         --
                                                   ==============   ============   ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,540,772   $     82,546   $  2,514,982 $  1,633,682
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................         65,648            228         13,061        2,661
Accumulated Net Realized Gain (Loss)..............        (11,860)           311          3,000        1,248
Net Unrealized Foreign Exchange Gain (Loss).......        (20,745)          (943)            --           (6)
Net Unrealized Appreciation (Depreciation)........        136,399          1,589        230,994       33,516
                                                   --------------   ------------   ------------ ------------
NET ASSETS........................................ $    5,710,214   $     83,731   $  2,762,037 $  1,671,101
                                                   ==============   ============   ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA                         DFA          DFA
                                                           INTERMEDIATE-TERM     DFA       INFLATION-   SHORT-TERM
                                                               EXTENDED       INVESTMENT   PROTECTED    MUNICIPAL
                                                                QUALITY         GRADE      SECURITIES      BOND
                                                               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           ----------------- ------------ ------------ ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...             --    $    586,499           --           --
Investments at Value (including $101,998, $0, $0 and $0
  ofsecurities on loan, respectively).....................   $    575,001              -- $  2,167,100 $  1,520,403
Temporary Cash Investments at Value & Cost................             --           5,526       48,420        8,763
Collateral Received from Securities on Loan
  at Value & Cost.........................................            453              --           --           --
Affiliated Collateral Received from Securities
  on Loan at Value & Cost.................................        104,000              --           --           --
Foreign Currencies at Value...............................            198              --           --           --
Cash......................................................          8,575              --           --           --
Receivables:
   Interest...............................................          6,772               1        8,933       19,570
   Securities Lending Income..............................             19              --           --           --
   Fund Shares Sold.......................................          3,629           3,299        2,617        1,115
Prepaid Expenses and Other Assets.........................              2              15           14            2
                                                             ------------    ------------ ------------ ------------
       Total Assets.......................................        698,649         595,340    2,227,084    1,549,853
                                                             ------------    ------------ ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................        104,453              --           --           --
   Affiliated Investment Companies/Investment Securities
     Purchased............................................          2,375           4,802       40,103        2,577
   Fund Shares Redeemed...................................          1,399             119        1,266          814
   Due to Advisor.........................................             89               8          176          257
Unrealized Loss on Forward Currency Contracts.............             68              --           --           --
Accrued Expenses and Other Liabilities....................              6               5           70          109
                                                             ------------    ------------ ------------ ------------
   Total Liabilities......................................        108,390           4,934       41,615        3,757
                                                             ------------    ------------ ------------ ------------
NET ASSETS................................................   $    590,259    $    590,406 $  2,185,469 $  1,546,096
                                                             ============    ============ ============ ============
Institutional Class Shares -- based on net assets of
  $590,259; $590,406; $2,185,469 and $1,546,096
  and shares outstanding of 55,219,487;
  54,820,501; 173,224,166 and 149,836,140,
  respectively............................................   $      10.69    $      10.77 $      12.62 $      10.32
                                                             ============    ============ ============ ============
NUMBER OF SHARES AUTHORIZED...............................    300,000,000     100,000,000  500,000,000  500,000,000
                                                             ============    ============ ============ ============
Investments in Affiliated Investment Companies at Cost....   $         --    $    577,956 $         -- $         --
                                                             ------------    ------------ ------------ ------------
Investments at Cost.......................................   $    556,052    $         -- $  1,922,422 $  1,493,056
                                                             ============    ============ ============ ============
Foreign Currencies at Cost................................   $        198    $         -- $         -- $         --
                                                             ============    ============ ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................   $    570,654    $    580,253 $  1,922,820 $  1,516,975
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................          1,456             773        9,675        1,855
Accumulated Net Realized Gain (Loss)......................           (732)            837        8,296          (81)
Net Unrealized Foreign Exchange Gain (Loss)...............            (68)             --           --           --
Net Unrealized Appreciation (Depreciation)................         18,949           8,543      244,678       27,347
                                                             ------------    ------------ ------------ ------------
NET ASSETS................................................   $    590,259    $    590,406 $  2,185,469 $  1,546,096
                                                             ============    ============ ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA                      DFA CALIFORNIA
                                                                                    INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                                                         TERM        SHORT-TERM        TERM
                                                                                      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                                    BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                                                    -------------- -------------- --------------
ASSETS:
Investments at Value...............................................................  $     50,430   $    353,207   $     38,753
Temporary Cash Investments at Value & Cost.........................................         2,371          6,398          2,078
Receivables:
   Interest........................................................................           396          4,484            399
   Fund Shares Sold................................................................           141          1,738            415
Prepaid Expenses and Other Assets..................................................            28             11             29
                                                                                    -------------- -------------- --------------
       Total Assets................................................................        53,366        365,838         41,674
                                                                                    -------------- -------------- --------------
LIABILITIES:
Payables:
   Investment Securities Purchased.................................................           995          1,117          1,518
   Fund Shares Redeemed............................................................            --            153             18
   Due to Advisor..................................................................             3             60             --
Accrued Expenses and Other Liabilities.............................................             2             17              5
                                                                                    -------------- -------------- --------------
       Total Liabilities...........................................................         1,000          1,347          1,541
                                                                                    -------------- -------------- --------------
NET ASSETS.........................................................................  $     52,366   $    364,491   $     40,133
                                                                                    ============== ============== ==============
Institutional Class Shares -- based on net assets of $52,366; $364,491 and $40,133
  and shares outstanding of 5,262,190; 35,176,660 and 3,945,147, respectively......  $       9.95   $      10.36   $      10.17
                                                                                    ============== ============== ==============
NUMBER OF SHARES AUTHORIZED........................................................   100,000,000    300,000,000    100,000,000
                                                                                    ============== ============== ==============
Investments at Cost................................................................  $     50,397   $    347,483   $     38,478
                                                                                    ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................................  $     52,303   $    358,338   $     39,813
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)..........................................................................            30            433             45
Accumulated Net Realized Gain (Loss)...............................................            --             (4)            --
Net Unrealized Appreciation (Depreciation).........................................            33          5,724            275
                                                                                    -------------- -------------- --------------
NET ASSETS.........................................................................  $     52,366   $    364,491   $     40,133
                                                                                    ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                  DFA           DFA
                                                                     DFA        TWO-YEAR    SELECTIVELY     DFA
                                                                   ONE-YEAR      GLOBAL    HEDGED GLOBAL SHORT-TERM
                                                                 FIXED INCOME FIXED INCOME FIXED INCOME  GOVERNMENT
                                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                                 ------------ ------------ ------------- -----------
INVESTMENT INCOME
   Interest..................................................... $    25,263   $  21,417     $  7,368    $     8,925
   Income from Securities Lending...............................         389         170           --             --
                                                                 -----------   ---------     --------    -----------
          Total Investment Income...............................      25,652      21,587        7,368          8,925
                                                                 -----------   ---------     --------    -----------
EXPENSES
   Investment Advisory Services Fees............................       1,799       1,191          583          1,178
   Administrative Services Fees.................................       3,598       2,383           --             --
   Accounting & Transfer Agent Fees.............................         379         257           52             82
   Custodian Fees...............................................          34         184           36              7
   Filing Fees..................................................         119          96           27             53
   Shareholders' Reports........................................          77          72            9             19
   Directors'/Trustees' Fees & Expenses.........................          26          19            3              5
   Professional Fees............................................          84          60            9             22
   Other........................................................          32          28            3              7
                                                                 -----------   ---------     --------    -----------
          Total Expenses........................................       6,148       4,290          722          1,373
                                                                 -----------   ---------     --------    -----------
   Fees Paid Indirectly.........................................          --         (16)          (4)            --
                                                                 -----------   ---------     --------    -----------
   Net Expenses                                                        6,148       4,274          718          1,373
                                                                 -----------   ---------     --------    -----------
   NET INVESTMENT INCOME (LOSS)                                       19,504      17,313        6,650          7,552
                                                                 -----------   ---------     --------    -----------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold                                     11,074       7,644          519          6,808
       Foreign Currency Transactions                                      --     (10,084)       5,099             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency                     (2,284)    (12,833)     (12,838)         1,207
       Translation of Foreign Currency Denominated Amounts                --      13,545        1,165             --
                                                                 -----------   ---------     --------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)                             8,790      (1,728)      (6,055)         8,015
                                                                 -----------   ---------     --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    28,294   $  15,585     $    595    $    15,567
                                                                 ===========   =========     ========    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                         DFA             DFA            DFA         DFA
                                                                      FIVE-YEAR       WORLD EX      INTERMEDIATE SHORT-TERM
                                                                        GLOBAL     U.S. GOVERNMENT   GOVERNMENT   EXTENDED
                                                                     FIXED INCOME   FIXED INCOME    FIXED INCOME  QUALITY
                                                                      PORTFOLIO     PORTFOLIO(A)     PORTFOLIO   PORTFOLIO
                                                                     ------------  ---------------  ------------ ----------
INVESTMENT INCOME
   Interest.........................................................    $  55,722         $    314     $  39,734  $  16,750
   Income from Securities Lending...................................          177               --            --        107
                                                                     ------------  ---------------  ------------ ----------
          Total Investment Income...................................       55,899              314        39,734     16,857
                                                                     ------------  ---------------  ------------ ----------
EXPENSES
   Investment Advisory Services Fees................................        6,714               29         1,271      1,461
   Accounting & Transfer Agent Fees.................................          288               12           140         87
   Custodian Fees...................................................          155                2            12         25
   Filing Fees......................................................          104                1            75         21
   Shareholders' Reports............................................           80               --            33         14
   Directors'/Trustees' Fees & Expenses.............................           19               --             9          4
   Professional Fees................................................           62                2            28         15
   Organizational & Offering Costs..................................           --               35            --         --
   Other............................................................           27               --            12          5
                                                                     ------------  ---------------  ------------ ----------
          Total Expenses............................................        7,449               81         1,580      1,632
                                                                     ------------  ---------------  ------------ ----------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................           --              (49)           --        (34)
   Fees Paid Indirectly.............................................          (31)              (1)           --        (14)
                                                                     ------------  ---------------  ------------ ----------
   Net Expenses.....................................................        7,418               31         1,580      1,584
                                                                     ------------  ---------------  ------------ ----------
   NET INVESTMENT INCOME (LOSS).....................................       48,481              283        38,154     15,273
                                                                     ------------  ---------------  ------------ ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................................       21,243               10         3,246      1,342
       Foreign Currency Transactions................................      (32,560)             301            --          1
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...................       15,284            1,589        34,882      4,711
       Translation of Foreign Currency Denominated Amounts..........       13,622             (943)           --         (6)
                                                                     ------------  ---------------  ------------ ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................       17,589              957        38,128      6,048
                                                                     ------------  ---------------  ------------ ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....    $  66,070         $  1,240     $  76,282  $  21,321
                                                                     ============  ===============  ============ ==========

--------
(a) The Portfolio commenced operations on December 6, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA                         DFA
                                                                INTERMEDIATE-TERM      DFA      INFLATION-       DFA
                                                                    EXTENDED        INVESTMENT  PROTECTED     SHORT-TERM
                                                                     QUALITY          GRADE     SECURITIES    MUNICIPAL
                                                                    PORTFOLIO       PORTFOLIO   PORTFOLIO   BOND PORTFOLIO
                                                                -----------------  -----------  ----------- --------------
INVESTMENT INCOME
   Income Distributions Received from Affiliated Investment
     Companies.................................................                --  $     4,376           --             --
   Interest....................................................       $     7,308            3  $    20,217    $    12,988
   Income from Securities Lending..............................                62           --           --             --
                                                                -----------------  -----------  ----------- --------------
          Total Investment Income..............................             7,370        4,379       20,217         12,988
                                                                -----------------  -----------  ----------- --------------
EXPENSES
   Investment Advisory Services Fees...........................               433          360        1,002          1,527
   Accounting & Transfer Agent Fees............................                34            8          113             89
   Custodian Fees..............................................                 5           --            9              8
   Filing Fees.................................................                16            7           52             92
   Shareholders' Reports.......................................                 2            1           26             16
   Directors'/Trustees' Fees & Expenses........................                 1            1            7              6
   Professional Fees...........................................                 3            3           22             19
   Organizational & Offering Costs.............................                --           10           --             --
   Other.......................................................                 1           --            8              9
                                                                -----------------  -----------  ----------- --------------
          Total Expenses.......................................               495          390        1,239          1,766
                                                                -----------------  -----------  ----------- --------------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................               (22)        (329)          --             --
   Fees Paid Indirectly........................................                (7)          --           --             --
                                                                -----------------  -----------  ----------- --------------
   Net Expenses................................................               466           61        1,239          1,766
                                                                -----------------  -----------  ----------- --------------
   NET INVESTMENT INCOME (LOSS)................................             6,904        4,318       18,978         11,222
                                                                -----------------  -----------  ----------- --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated
     Investment Companies......................................                --          927           --             --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................              (408)          --        8,392            (61)
       Foreign Currency Transactions...........................                 3           --           --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............            10,356        5,198       56,559          3,336
       Translation of Foreign Currency Denominated Amounts.....               (68)          --           --             --
                                                                -----------------  -----------  ----------- --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................             9,883        6,125       64,951          3,275
                                                                -----------------  -----------  ----------- --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          $    16,787  $    10,443  $    83,929    $    14,497
                                                                =================  ===========  =========== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     DFA              DFA
                                                                    DFA           CALIFORNIA      CALIFORNIA
                                                             INTERMEDIATE-TERM    SHORT-TERM   INTERMEDIATE-TERM
                                                              MUNICIPAL BOND    MUNICIPAL BOND  MUNICIPAL BOND
                                                               PORTFOLIO(a)       PORTFOLIO      PORTFOLIO(b)
                                                             -----------------  -------------- -----------------
INVESTMENT INCOME
   Interest.................................................         $      74    $      3,023        $      188
                                                             -----------------  -------------- -----------------
          Total Investment Income...........................                74           3,023               188
                                                             -----------------  -------------- -----------------
EXPENSES
   Investment Advisory Services Fees........................                11             339                22
   Administrative Services Fees.............................                --              --                --
   Accounting & Transfer Agent Fees.........................                 4              27                 9
   Custodian Fees...........................................                --               2                 1
   Filing Fees..............................................                --              11                 1
   Shareholders' Reports....................................                --               3                --
   Directors'/Trustees' Fees & Expenses.....................                --               1                --
   Professional Fees........................................                --               4                 2
   Organizational & Offering Costs..........................                 5              --                18
   Other....................................................                --               2                --
                                                             -----------------  -------------- -----------------
          Total Expenses....................................                20             389                53
                                                             -----------------  -------------- -----------------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)..............                (8)             --               (28)
                                                             -----------------  -------------- -----------------
   Net Expenses.............................................                12             389                25
                                                             -----------------  -------------- -----------------
   NET INVESTMENT INCOME (LOSS).............................                62           2,634               163
                                                             -----------------  -------------- -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities................................                33           1,021               275
                                                             -----------------  -------------- -----------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................                33           1,021               275
                                                             -----------------  -------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $      95    $      3,655        $      438
                                                             =================  ============== =================

--------
(a) The Portfolio commenced operations on March 1, 2012
(b) The Portfolio commenced operations on November 29, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                               DFA ONE-YEAR               DFA TWO-YEAR            DFA SELECTIVELY            DFA SHORT-TERM
                               FIXED INCOME           GLOBAL FIXED INCOME       HEDGED GLOBAL FIXED            GOVERNMENT
                                 PORTFOLIO                 PORTFOLIO             INCOME PORTFOLIO              PORTFOLIO
                        --------------------------  -----------------------  ------------------------  -------------------------
                        SIX MONTHS                  SIX MONTHS               SIX MONTHS                SIX MONTHS
                           ENDED          YEAR         ENDED        YEAR        ENDED                     ENDED         YEAR
                         APRIL 30,   ENDED OCT. 31,  APRIL 30,   ENDED OCT.   APRIL 30,   YEAR ENDED    APRIL 30,  ENDED OCT. 31,
                           2012           2011         2012       31, 2011      2012     OCT. 31, 2011    2012          2011
                        -----------  -------------- ----------- -----------  ----------- ------------- ----------- --------------
                        (UNAUDITED)                 (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE)
  IN NET ASSETS
Operations:
 Net Investment
   Income
   (Loss).............. $    19,504   $    35,580   $   17,313  $    43,444   $   6,650    $  12,892   $    7,552    $   19,583
 Net Realized Gain
   (Loss) on:
   Investment
     Securities
     Sold..............      11,074        18,305        7,644       14,118         519        1,109        6,808        24,632
   Foreign
     Currency
     Transactions......          --            --      (10,084)      26,592       5,099       10,321           --            --
 Change in
   Unrealized
   Appreciation
   (Depreciation)
   of:
   Investment
     Securities
     and Foreign
     Currency..........      (2,284)      (13,494)     (12,833)     (26,603)    (12,838)         281        1,207       (21,755)
   Translation of
     Foreign
     Currency
     Denominated
     Amounts...........          --            --       13,545      (15,551)      1,165         (204)          --            --
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
     Net Increase
       (Decrease)
       in Net
       Assets
       Resulting
       from
       Operations......      28,294        40,391       15,585       42,000         595       24,399       15,567        22,460
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
Distributions From:
 Net Investment
   Income:
     Institutional
       Class
       Shares..........     (18,666)      (35,664)     (54,021)     (10,518)    (25,204)      (5,861)      (7,727)      (20,703)
 Net Short-Term
   Gains:
   Institutional
     Class
     Shares............      (2,034)      (14,455)      (8,849)     (22,407)       (513)      (1,758)      (3,433)       (3,210)
 Net Long-Term
   Gains:
   Institutional
     Class
     Shares............     (16,267)       (4,048)      (3,260)      (5,202)       (439)         (53)     (21,214)      (12,239)
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
     Total
       Distributions...     (36,967)      (54,167)     (66,130)     (38,127)    (26,156)      (7,672)     (32,374)      (36,152)
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
Capital Share
  Transactions
  (1):.................
 Shares Issued.........   1,629,334     3,913,261      600,485    2,121,172     129,595      380,905      309,244       500,435
 Shares Issued in
   Lieu of Cash
   Distributions.......      35,213        51,934       62,648       36,486      24,319        7,153       29,651        33,472
 Shares
   Redeemed............  (1,127,632)   (2,800,552)    (615,701)  (1,401,243)   (102,313)    (142,243)    (216,418)     (286,534)
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
     Net Increase
       (Decrease)
       from
       Capital
       Share
       Transactions....     536,915     1,164,643       47,432      756,415      51,601      245,815      122,477       247,373
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
   Total Increase
     (Decrease) in
     Net Assets........     528,242     1,150,867       (3,113)     760,288      26,040      262,542      105,670       233,681
NET ASSETS
 Beginning of
   Period..............   6,905,468     5,754,601    4,813,711    4,053,423     786,917      524,375    1,343,989     1,110,308
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
 End of Period......... $ 7,433,710   $ 6,905,468   $4,810,598  $ 4,813,711   $ 812,957    $ 786,917   $1,449,659    $1,343,989
                        ===========   ===========   ==========  ===========   =========    =========   ==========    ==========
(1) SHARES ISSUED
  AND REDEEMED:
 Shares Issued.........     157,796       378,452       59,322      208,335      12,605       36,211       28,528        45,901
 Shares Issued in
   Lieu of Cash
   Distributions.......       3,415         5,027        6,215        3,599       2,420          703        2,748         3,095
 Shares
   Redeemed............    (109,191)     (270,881)     (60,788)    (137,329)     (9,982)     (13,445)     (19,956)      (26,298)
                        -----------   -----------   ----------  -----------   ---------    ---------   ----------    ----------
     Net Increase
       (Decrease)
       from
       Shares
       Issued and
       Redeemed........      52,020       112,598        4,749       74,605       5,043       23,469       11,320        22,698
                        ===========   ===========   ==========  ===========   =========    =========   ==========    ==========
UNDISTRIBUTED NET
  INVESTMENT
  INCOME
  (DISTRIBUTIONS IN
  EXCESS OF NET
  INVESTMENT
  INCOME).............. $     3,595   $     2,757   $   31,253  $    67,961   $   5,178    $  23,732   $    2,465    $    2,640

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                  DFA FIVE-YEAR           DFA WORLD EX         DFA INTERMEDIATE         DFA SHORT-TERM
                                   GLOBAL FIXED       U.S. GOVERNMENT FIXED    GOVERNMENT FIXED            EXTENDED
                                 INCOME PORTFOLIO       INCOME PORTFOLIO       INCOME PORTFOLIO        QUALITY PORTFOLIO
                             -----------------------  --------------------- ----------------------  ----------------------
                                                             PERIOD
                             SIX MONTHS      YEAR          DECEMBER 6,      SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                ENDED       ENDED          2011(a) TO          ENDED      ENDED        ENDED      ENDED
                              APRIL 30,    OCT. 31,         APRIL 30,        APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                2012         2011             2012             2012        2011        2012        2011
                             ----------- -----------  --------------------- ----------- ----------  ----------- ----------
                             (UNAUDITED)                   (UNAUDITED)      (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
 Net Investment Income
   (Loss)................... $   48,481  $    99,672         $   283        $   38,154  $   73,876  $   15,273  $   25,487
 Net Realized Gain (Loss)
   on:
   Investment Securities
     Sold...................     21,243       98,958              10             3,246      17,388       1,342       2,537
   Foreign Currency
     Transactions...........    (32,560)      34,826             301                --          --           1          --
 Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities
     and Foreign
     Currency...............     15,284      (66,158)          1,589            34,882      16,244       4,711      (1,515)
   Translation of Foreign
     Currency
     Denominated
     Amounts................     13,622      (23,211)           (943)               --          --          (6)         --
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) in Net
       Assets Resulting
       from
       Operations...........     66,070      144,087           1,240            76,282     107,508      21,321      26,509
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class
     Shares.................    (55,147)    (176,161)            (55)          (37,329)    (73,117)    (14,862)    (24,851)
 Net Short-Term Gains:
   Institutional Class
     Shares.................    (22,707)     (16,712)             --              (942)         --          --      (1,038)
 Net Long-Term Gains:
   Institutional Class
     Shares.................    (76,000)     (72,164)             --           (16,580)     (6,089)     (2,631)       (519)
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
     Total
       Distributions........   (153,854)    (265,037)            (55)          (54,851)    (79,206)    (17,493)    (26,408)
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
Capital Share Transactions
  (1):
 Shares Issued..............    994,671    1,794,772          83,460           573,119     802,083     501,538     814,891
 Shares Issued in Lieu of
   Cash Distributions.......    141,423      245,862              54            52,065      75,204      17,049      25,788
 Shares Redeemed............   (522,796)  (1,130,500)           (968)         (261,858)   (398,137)   (184,516)   (261,847)
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) from
       Capital Share
       Transactions.........    613,298      910,134          82,546           363,326     479,150     334,071     578,832
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
     Total Increase
       (Decrease) in Net
       Assets...............    525,514      789,184          83,731           384,757     507,452     337,899     578,933
NET ASSETS
 Beginning of Period........  5,184,700    4,395,516              --         2,377,280   1,869,828   1,333,202     754,269
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
 End of Period.............. $5,710,214  $ 5,184,700         $83,731        $2,762,037  $2,377,280  $1,671,101  $1,333,202
                             ==========  ===========         =======        ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
 Shares Issued..............     90,001      161,384           8,286            44,419      64,171      46,302      75,524
 Shares Issued in Lieu of
   Cash Distributions.......     12,987       22,346               5             4,055       6,025       1,578       2,392
 Shares Redeemed............    (47,349)    (101,356)            (95)          (20,291)    (31,572)    (17,048)    (24,202)
                             ----------  -----------         -------        ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) from
       Shares Issued and
       Redeemed.............     55,639       82,374           8,196            28,183      38,624      30,832      53,714
                             ==========  ===========         =======        ==========  ==========  ==========  ==========
UNDISTRIBUTED NET
  INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT
  INCOME)................... $   65,648  $    72,314         $   228        $   13,061  $   12,236  $    2,661  $    2,250

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                        DFA                                           DFA
                                 INTERMEDIATE-TERM            DFA             INFLATION-PROTECTED       DFA SHORT-TERM
                                     EXTENDED           INVESTMENT GRADE          SECURITIES            MUNICIPAL BOND
                                 QUALITY PORTFOLIO         PORTFOLIO               PORTFOLIO               PORTFOLIO
                               --------------------  ---------------------  ----------------------  ----------------------
                                                                   PERIOD
                               SIX MONTHS    YEAR    SIX MONTHS,  MARCH 7   SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                  ENDED     ENDED       ENDED    2011(a) TO    ENDED      ENDED        ENDED      ENDED
                                APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                  2012       2011       2012        2011       2011        2011        2012        2011
                               ----------- --------  ----------- ---------- ----------- ----------  ----------- ----------
                               (UNAUDITED)           (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
 Net Investment Income
   (Loss).....................  $  6,904   $  6,905   $  4,318    $  1,331  $   18,978  $   75,723  $   11,222  $   24,040
 Capital Gain Distributions
   Received from Affiliated
   Investment
   Companies..................        --         --        927          --          --          --          --          --
 Net Realized Gain (Loss)
   on:
   Investment Securities
     Sold.....................      (408)      (290)        --          (2)      8,392      20,853         (61)         (3)
   Foreign Currency
     Transactions.............         3         --         --          --          --          --          --          --
 Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities......    10,356      7,676      5,198       3,345      56,559      69,103       3,336      (5,944)
   Translation of Foreign
     Currency
     Denominated
     Amounts..................       (68)        --         --          --          --          --          --          --
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) in Net
       Assets Resulting
       from Operations........    16,787     14,291     10,443       4,674      83,929     165,679      14,497      18,093
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class
     Shares...................    (6,164)    (6,497)    (3,769)     (1,109)    (18,301)    (71,669)    (11,066)    (24,364)
 Net Short-Term Gains
   Institutional Class
   Shares.....................        --         --        (88)         --      (1,396)         --          --          --
 Net Long-Term Gains:
   Institutional Class
     Shares...................        --         --         --          --     (19,542)     (7,253)         --          --
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
     Total Distributions......    (6,164)    (6,497)    (3,857)     (1,109)    (39,239)    (78,922)    (11,066)    (24,364)
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
Capital Share Transactions
  (1):
 Shares Issued................   288,968    215,255    409,069     208,481     517,495     720,375     226,805     561,427
 Shares Issued in Lieu of
   Cash Distributions.........     6,069      6,384      3,697       1,047      36,368      74,645      10,584      23,431
 Shares Redeemed..............   (22,981)   (65,946)   (28,600)    (13,439)   (301,129)   (390,511)   (219,763)   (468,474)
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) from
       Capital Share
       Transactions...........   272,056    155,693    384,166     196,089     252,734     404,509      17,626     116,384
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
     Total Increase
       (Decrease) in Net
       Assets.................   282,679    163,487    390,752     199,654     297,424     491,266      21,057     110,113
NET ASSETS
 Beginning of Period..........   307,580    144,093    199,654          --   1,888,045   1,396,779   1,525,039   1,414,926
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
 End of Period................  $590,259   $307,580   $590,406    $199,654  $2,185,469  $1,888,045  $1,546,096  $1,525,039
                                ========   ========   ========    ========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
 Shares Issued................    27,424     21,264     38,328      20,010      41,704      61,444      21,976      54,589
 Shares Issued in Lieu of
   Cash Distributions.........       577        631        349          99       2,974       6,358       1,027       2,278
 Shares Redeemed..............    (2,178)    (6,516)    (2,683)     (1,282)    (24,364)    (32,788)    (21,295)    (45,516)
                                --------   --------   --------    --------  ----------  ----------  ----------  ----------
     Net Increase
       (Decrease) from
       Shares Issued and
       Redeemed...............    25,823     15,379     35,994      18,827      20,314      35,014       1,708      11,351
                                ========   ========   ========    ========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET
  INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME)        $  1,456   $    716   $    773    $    224  $    9,675  $    8,998  $    1,855  $    1,699

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                         DFA              DFA CALIFORNIA        DFA CALIFORNIA
                                                                  INTERMEDIATE-TERM         SHORT-TERM        INTERMEDIATE-TERM
                                                                    MUNICIPAL BOND        MUNICIPAL BOND        MUNICIPAL BOND
                                                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                 -------------------- ---------------------  --------------------
                                                                        PERIOD        SIX MONTHS     YEAR           PERIOD
                                                                       MARCH 1,          ENDED      ENDED          NOV. 29,
                                                                 2012(a) TO APRIL 30,  APRIL 30,   OCT. 31,  2011(a) TO APRIL 30,
                                                                         2012            2012        2011            2012
                                                                 -------------------- ----------- ---------  --------------------
                                                                     (UNAUDITED)      (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)...................................       $    62         $  2,634   $   5,149        $   163
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................            --               --          (3)            --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities........................................            33            1,021      (1,873)           275
                                                                       -------         --------   ---------        -------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations...............................................            95            3,655       3,273            438
                                                                       -------         --------   ---------        -------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...................................           (32)          (2,472)     (5,292)          (118)
                                                                       -------         --------   ---------        -------
     Total Distributions........................................           (32)          (2,472)     (5,292)          (118)
                                                                       -------         --------   ---------        -------
Capital Share Transactions (1):
 Shares Issued..................................................        52,362           76,957     124,935         40,181
 Shares Issued in Lieu of Cash Distributions....................            32            2,409       5,159            118
 Shares Redeemed................................................           (91)         (33,880)   (107,884)          (486)
                                                                       -------         --------   ---------        -------
     Net Increase (Decrease) from Capital Share Transactions....        52,303           45,486      22,210         39,813
                                                                       -------         --------   ---------        -------
     Total Increase (Decrease) in Net Assets....................        52,366           46,669      20,191         40,133
NET ASSETS
 Beginning of Period............................................            --          317,822     297,631             --
                                                                       -------         --------   ---------        -------
 End of Period..................................................       $52,366         $364,491   $ 317,822        $40,133
                                                                       =======         ========   =========        =======
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................         5,268            7,429      12,110          3,981
 Shares Issued in Lieu of Cash Distributions....................             3              233         500             12
 Shares Redeemed................................................            (9)          (3,272)    (10,465)           (48)
                                                                       -------         --------   ---------        -------
     Net Increase (Decrease) from Shares Issued and Redeemed....         5,262            4,390       2,145          3,945
                                                                       =======         ========   =========        =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME)........................................       $    30         $    433   $     271        $    45

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA ONE-YEAR FIXED INCOME PORTFOLIO
                           ------------------------------------------------------------------------------------------------
                                                                                 PERIOD
                            SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,           YEAR           YEAR
                               ENDED        ENDED       ENDED        ENDED      2007 TO            ENDED          ENDED
                             APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31           NOV. 30,       NOV. 30,
                               2012          2011        2010         2009        2008              2007           2006
                           -----------    ----------  ----------  ----------    ----------        ----------     ----------
                            (UNAUDITED)
 Net Asset Value,
   Beginning of Period ... $    10.35     $    10.38  $    10.33  $    10.17    $    10.21        $    10.20     $    10.14
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A)..............       0.03           0.06        0.07        0.13          0.31              0.51           0.40
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.02             --        0.05        0.25         (0.04)             0.01           0.06
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations...........       0.05           0.06        0.12        0.38          0.27              0.52           0.46
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
 Net Investment Income....      (0.03)         (0.06)      (0.07)      (0.22)        (0.31)            (0.51)         (0.40)
 Net Realized Gains.......      (0.03)         (0.03)         --          --            --                --             --
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions....      (0.06)         (0.09)      (0.07)      (0.22)        (0.31)            (0.51)         (0.40)
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value,
  End of Period........... $    10.34     $    10.35  $    10.38  $    10.33    $    10.17        $    10.21     $    10.20
                           ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return..............      0.437%(C)       0.57%       1.19%       3.80%         2.68%(C)          5.20%          4.58%
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of Period
  (thousands)............. $7,433,710     $6,905,468  $5,754,601  $4,269,615    $3,194,420        $3,229,577     $2,418,551
Ratio of Expenses to
  Average Net Assets......       0.17%(B)       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)       0.18%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees Paid
  Indirectly).............       0.17%(B)       0.17%       0.17%       0.20%**       0.18%(B)(D)       0.18%(D)       0.18%(D)
Ratio of Net Investment
  Income to Average Net
  Assets..................       0.55%(B)       0.55%       0.67%       1.26%         3.30%(B)          4.96%          3.89%
Portfolio Turnover Rate...         48%(C)         78%         66%          2%*         N/A               N/A            N/A

                                                        DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                           ------------------------------------------------------------------------------------------------
                                                                                 PERIOD
                            SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,           YEAR           YEAR
                               ENDED        ENDED       ENDED        ENDED      2007 TO            ENDED          ENDED
                             APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,          NOV. 30,       NOV. 30,
                               2012          2011        2010         2009        2008              2007           2006
                           -----------    ----------  ----------  ----------    ----------        ----------     ----------
                            (UNAUDITED)
Net Asset Value,
  Beginning of Period .... $    10.23     $    10.24  $    10.27  $    10.36    $    10.39        $    10.17     $     9.88
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
  Operations
----------------------
Net Investment Income
  (Loss)(A)...............       0.04           0.10        0.12        0.19          0.39              0.27           0.07
Net Gains (Losses) on
  Securities (Realized
  and Unrealized).........       0.01          (0.01)       0.07        0.18         (0.09)             0.24           0.36
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations...........       0.05           0.09        0.19        0.37          0.30              0.51           0.43
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
 Net Investment Income....      (0.12)         (0.03)      (0.21)      (0.46)        (0.33)            (0.29)         (0.14)
 Net Realized Gains.......      (0.03)         (0.07)      (0.01)         --            --                --             --
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions....      (0.15)         (0.10)      (0.22)      (0.46)        (0.33)            (0.29)         (0.14)
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value,
  End of Period........... $    10.13     $    10.23  $    10.24  $    10.27    $    10.36        $    10.39     $    10.17
                           ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return..............       0.42%(C)       0.83%       1.83%       3.71%         2.93%(C)          5.06%          4.41%
                           ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of Period
  (thousands)............. $4,810,598     $4,813,711  $4,053,423  $3,846,029    $3,124,985        $3,097,898     $2,423,622
Ratio of Expenses to
  Average Net Assets......       0.18%(B)       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)       0.19%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees Paid
  Indirectly).............       0.18%(B)       0.18%       0.18%       0.20%**       0.18%(B)(D)       0.18%(D)       0.19%(D)
Ratio of Net Investment
  Income to Average Net
  Assets..................       0.73%(B)       0.94%       1.13%       1.89%         4.12%(B)          2.59%          0.72%
Portfolio Turnover Rate...         40%(C)         71%        109%          1%*         N/A               N/A            N/A

* For the period October 24, 2009 through October 31, 2009. Effective October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
** Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                     -----------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS      YEAR      YEAR      YEAR       JAN. 9,
                                        ENDED       ENDED     ENDED     ENDED      2008(a) TO
                                      APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                        2012         2011      2010      2009         2008
                                     -----------   --------  --------  --------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning
  of Period ........................  $  10.65     $  10.40  $  10.00  $   8.91   $  10.00
                                      --------     --------  --------  --------   --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A) . .....................      0.09         0.20      0.19      0.26       0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)........     (0.09)        0.19      0.22      0.83      (1.39)
                                      --------     --------  --------  --------   --------
   Total From Investment Operations.        --         0.39      0.41      1.09      (1.06)
                                      --------     --------  --------  --------   --------
Less Distributions
------------------
 Net Investment Income..............     (0.34)       (0.11)       --        --         --
 Net Realized Gains.................     (0.01)       (0.03)    (0.01)       --         --
 Return of Capital..................        --           --        --        --      (0.03)
                                      --------     --------  --------  --------   --------
   Total Distributions..............     (0.35)       (0.14)    (0.01)       --      (0.03)
                                      --------     --------  --------  --------   --------
Net Asset Value, End of Period......  $  10.30     $  10.65  $  10.40  $  10.00   $   8.91
                                      ========     ========  ========  ========   ========
Total Return........................      0.15%(C)     3.85%     4.08%    12.23%    (10.67)%(C)
                                      --------     --------  --------  --------   --------
Net Assets, End of Period
  (thousands).......................  $812,957     $786,917  $524,375  $303,440   $198,165
Ratio of Expenses to
  Average Net Assets................      0.19%(B)     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  Paid Indirectly)..................      0.19%(B)     0.19%     0.20%     0.24%      0.24%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets................      1.72%(B)     1.89%     1.84%     2.81%      4.32%(B)(E)
Portfolio Turnover Rate.............        35%(C)       51%       78%       28%        21%(C)

                                                             DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                   --------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,        YEAR       YEAR
                                       ENDED        ENDED       ENDED       ENDED        2007 TO       ENDED      ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,   NOV. 30,
                                       2012          2011        2010        2009          2008         2007       2006
                                   -----------    ----------  ----------  ----------  ----------     ----------  --------
                                    (UNAUDITED)
Net Asset Value, Beginning
  of Period ...................... $    10.99     $    11.15  $    10.92  $    10.44  $    10.44     $    10.43  $  10.41
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A) . ...................       0.06           0.18        0.25        0.26        0.26           0.50      0.46
 Net Gains (Losses) on Securities
   (Realized and Unrealized)......       0.06           0.01        0.32        0.49        0.07           0.01     (0.02)
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
   Total From Investment
     Operations...................       0.12           0.19        0.57        0.75        0.33           0.51      0.44
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
Less Distributions
------------------
 Net Investment Income............      (0.06)         (0.20)      (0.26)      (0.27)      (0.33)         (0.50)    (0.42)
 Net Realized Gains...............      (0.20)         (0.15)      (0.08)         --          --             --        --
 Return of Capital................         --             --          --          --          --             --        --
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
   Total Distributions............      (0.26)         (0.35)      (0.34)      (0.27)      (0.33)         (0.50)    (0.42)
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, End of Period.... $    10.85     $    10.99  $    11.15  $    10.92  $    10.44     $    10.44  $  10.43
                                   ==========     ==========  ==========  ==========  ==========     ==========  ========
Total Return......................       1.14%(C)       1.77%       5.32%       7.27%       3.25%(C)       4.98%     4.36%
                                   ----------     ----------  ----------  ----------  ----------     ----------  --------
Net Assets, End of Period
  (thousands)..................... $1,449,659     $1,343,989  $1,110,308  $1,008,237  $1,115,037     $1,216,609  $932,121
Ratio of Expenses to
  Average Net Assets..............       0.20%(B)       0.21%       0.23%       0.25%       0.23%(B)       0.23%     0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees
  Paid Indirectly)................       0.20%(B)       0.21%       0.23%       0.25%       0.23%(B)       0.23%     0.23%
Ratio of Net Investment Income to
  Average Net Assets..............       1.10%(B)       1.65%       2.29%       2.44%       2.77%(B)       4.81%     4.45%
Portfolio Turnover Rate...........         22%(C)         64%         64%         72%         79%(C)          0%       86%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   ------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                    SIX MONTHS                     YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                       ENDED          YEAR        ENDED       ENDED        2007 TO       ENDED       ENDED
                                     APRIL 30,        ENDED      OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                       2012       OCT. 31, 2011    2010        2009          2008         2007        2006
                                   -----------    ------------- ----------  ----------  ----------     ----------  ----------
                                    (UNAUDITED)
 Net Asset Value,
   Beginning of Period............ $    11.32      $    11.70   $    11.27  $    10.68  $    10.84     $    10.53  $    10.48
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income
    (Loss)(A).....................       0.10            0.23         0.29        0.27        0.25           0.32        0.28
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)...................       0.02            0.06         0.54        0.55       (0.10)          0.20        0.12
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
    Total From Investment
      Operations..................       0.12            0.29         0.83        0.82        0.15           0.52        0.40
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
Less Distributions
------------------
  Net Investment Income...........      (0.12)          (0.44)       (0.40)      (0.23)      (0.30)         (0.21)      (0.33)
  Net Realized Gains..............      (0.21)          (0.23)          --          --          --             --          --
  Return of Capital...............         --              --           --          --       (0.01)            --       (0.02)
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
    Total Distributions...........      (0.33)          (0.67)       (0.40)      (0.23)      (0.31)         (0.21)      (0.35)
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
 Net Asset Value, End of
   Period......................... $    11.11      $    11.32   $    11.70  $    11.27  $    10.68     $    10.84  $    10.53
                                   ==========      ==========   ==========  ==========  ==========     ==========  ==========
 Total Return.....................       1.14%(C)        2.74%        7.51%       7.74%       1.40%(C)       5.00%       3.89%
                                   ----------      ----------   ----------  ----------  ----------     ----------  ----------
 Net Assets, End of Period
   (thousands).................... $5,710,214      $5,184,700   $4,395,516  $3,220,787  $3,319,257     $3,484,919  $2,387,784
 Ratio of Expenses to
   Average Net Assets.............       0.28%(B)        0.28%        0.28%       0.30%       0.28%(B)       0.28%       0.29%
 Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Assumption of Expenses
   and/or Recovery of
   Previously Waived
   fees and Fees Paid
   Indirectly)....................       0.28%(B)        0.28%        0.28%       0.30%       0.28%(B)       0.28%       0.29%
 Ratio of Net Investment
   Income to Average Net Assets...       1.82%(B)        2.10%        2.56%       2.48%       2.53%(B)       3.01%       2.72%
 Portfolio Turnover Rate..........         27%(C)          67%          73%         70%         55%(C)        108%         92%

                                             DFA WORLD EX U.S. GOVERNMENT
                                                FIXED INCOME PORTFOLIO
                                             ----------------------------
                                                        PERIOD
                                                       DEC. 6,
                                                      2011(a) TO
                                                      APRIL 30,
                                                         2012
                                             ----------------------------
                                                     (UNAUDITED)
      Net Asset Value,
        Beginning of Period.................           $ 10.00
                                                       -------
      Income From Investment Operations
      ---------------------------------
       Net Investment Income (Loss)(A)......              0.08
       Net Gains (Losses)
         on Securities
         (Realized
         and
         Unrealized)........................              0.17
                                                       -------
         Total From Investment Operations...              0.25
                                                       -------
      Less Distributions
      ------------------
       Net Investment Income................             (0.03)
       Net Realized Gains...................                --
       Return of Capital....................                --
                                                       -------
         Total Distributions................             (0.03)
                                                       -------
      Net Asset Value, End of
        Period..............................           $ 10.22
                                                       =======
      Total Return..........................              2.46%(C)
                                                       -------
      Net Assets, End of Period (thousands).           $83,731
      Ratio of Expenses to
        Average Net Assets..................              0.19%(B)(E)
      Ratio of Expenses to
        Average Net Assets
        (Excluding Waivers and
        Assumption of Expenses
        and/or Recovery of
        Previously Waived
        fees and Fees Paid
        Indirectly).........................              0.50%(B)(E)
      Ratio of Net Investment
        Income to Average Net Assets........              1.75%(B)(E)
      Portfolio Turnover Rate...............                 1%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                             --------------------------------------------------------------------------------------
                                                                                    PERIOD
                              SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,        YEAR       YEAR
                                 ENDED        ENDED       ENDED       ENDED        2007 TO       ENDED      ENDED
                               APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,   NOV. 30,
                                 2012          2011        2010        2009          2008         2007       2006
                             -----------    ----------  ----------  ----------  ----------     ----------  --------
                              (UNAUDITED)
Net Asset Value,
  Beginning of Period....... $    12.90     $    12.84  $    12.31  $    11.66  $    11.86     $    11.48  $  11.45
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A)................       0.19           0.44        0.49        0.51        0.49           0.54      0.53
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..............       0.19           0.10        0.57        0.72       (0.17)          0.35      0.05
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
   Total From Investment
     Operations.............       0.38           0.54        1.06        1.23        0.32           0.89      0.58
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
Less Distributions
------------------
 Net Investment Income......      (0.19)         (0.44)      (0.48)      (0.52)      (0.52)         (0.51)    (0.49)
 Net Realized Gains.........      (0.09)         (0.04)      (0.05)      (0.06)         --             --     (0.06)
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
   Total Distributions......      (0.28)         (0.48)      (0.53)      (0.58)      (0.52)         (0.51)    (0.55)
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
Net Asset Value, End of
  Period.................... $    13.00     $    12.90  $    12.84  $    12.31  $    11.66     $    11.86  $  11.48
                             ==========     ==========  ==========  ==========  ==========     ==========  ========
Total Return................       3.04%(C)       4.42%       8.85%      10.71%       2.73%(C)       8.06%     5.31%
                             ----------     ----------  ----------  ----------  ----------     ----------  --------
Net Assets, End of Period
  (thousands)............... $2,762,037     $2,377,280  $1,869,828  $1,484,155  $1,248,514     $1,314,853  $871,392
Ratio of Expenses to
  Average Net Assets........       0.13%(B)       0.12%       0.13%       0.15%       0.13%(B)       0.13%     0.14%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers
  and Assumption of
  Expenses and/or
  Recovery of Previously
  Waived Fees and
  Fees Paid Indirectly).....       0.13%(B)       0.12%       0.13%       0.15%       0.13%(B)       0.13%     0.14%
Ratio of Net Investment
  Income to Average
  Net Assets................       3.02%(B)       3.50%       3.91%       4.18%       4.44%(B)       4.72%     4.72%
Portfolio Turnover Rate.....          2%(C)         16%          7%          8%         14%(C)          0%        3%

                                                       DFA SHORT-TERM EXTENDED
                                                          QUALITY PORTFOLIO
                                       -------------------------------------------------
                                        SIX MONTHS       YEAR       YEAR         PERIOD
                                           ENDED        ENDED      ENDED    MARCH 4, 2009(a)
                                         APRIL 30,     OCT. 31,   OCT. 31,         TO
                                           2012          2011       2010     OCT. 31, 2009
                                       -----------    ----------  --------  ----------------
                                        (UNAUDITED)
Net Asset Value,
  Beginning of Period................. $    10.86     $    10.93  $  10.56      $  10.00
                                       ----------     ----------  --------      --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A)..........................       0.11           0.25      0.33          0.24
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)........................       0.04          (0.05)     0.37          0.50
                                       ----------     ----------  --------      --------
   Total From Investment Operations...       0.15           0.20      0.70          0.74
                                       ----------     ----------  --------      --------
Less Distributions
------------------
 Net Investment Income................      (0.11)         (0.25)    (0.32)        (0.18)
 Net Realized Gains...................      (0.02)         (0.02)    (0.01)           --
                                       ----------     ----------  --------      --------
   Total Distributions................      (0.13)         (0.27)    (0.33)        (0.18)
                                       ----------     ----------  --------      --------
Net Asset Value, End of
  Period.............................. $    10.88     $    10.86  $  10.93      $  10.56
                                       ==========     ==========  ========      ========
Total Return..........................       1.42%(C)       1.91%     6.73%         7.49%(C)
                                       ----------     ----------  --------      --------
Net Assets, End of Period (thousands). $1,671,101     $1,333,202  $754,269      $378,475
Ratio of Expenses to
  Average Net Assets..................       0.22%(B)       0.22%     0.22%         0.22%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers
  and Assumption of
  Expenses and/or
  Recovery of Previously
  Waived Fees and
  Fees Paid Indirectly)...............       0.22%(B)       0.23%     0.24%         0.28%(B)(E)
Ratio of Net Investment
  Income to Average
  Net Assets..........................       2.10%(B)       2.32%     3.04%         3.54%(B)(E)
Portfolio Turnover Rate...............         10%(C)         17%       14%            2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  DFA INTERMEDIATE-TERM EXTENDED QUALITY
                                                 PORTFOLIO                      DFA INVESTMENT GRADE PORTFOLIO
                                ------------------------------------------- ---------------------------------------
                                SIX MONTHS      YEAR         PERIOD           SIX MONTHS           PERIOD
                                   ENDED       ENDED    JULY 20, 2010(a)         ENDED        MARCH 7, 2011(a)
                                 APRIL 30,    OCT. 31,         TO              APRIL 30,             TO
                                   2012         2011     OCT. 31, 2010           2012          OCT. 31, 2011
                                -----------   --------  ----------------    -----------      ----------------
                                (UNAUDITED)                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................  $  10.46     $  10.28      $  10.00         $  10.60            $  10.00
                                 --------     --------      --------         --------            --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss) (A)..................      0.17         0.33          0.08             0.13                0.19
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      0.22         0.16          0.24             0.17                0.54
                                 --------     --------      --------         --------            --------
   Total From Investment
     Operations................      0.39         0.49          0.32             0.30                0.73
                                 --------     --------      --------         --------            --------
Less Distributions
------------------
 Net Investment Income.........     (0.16)       (0.31)        (0.04)           (0.13)              (0.13)
 Net Realized Gains............        --           --            --               --                  --
                                 --------     --------      --------         --------            --------
   Total Distributions.........     (0.16)       (0.31)        (0.04)           (0.13)              (0.13)
                                 --------     --------      --------         --------            --------
Net Asset Value, End
  of Period....................  $  10.69     $  10.46      $  10.28         $  10.77            $  10.60
                                 ========     ========      ========         ========            ========
Total Return...................      3.73%(C)     4.94%         3.15%(C)         2.86%(C)            7.35%(C)
                                 --------     --------      --------         --------            --------
Net Assets, End of Period
  (thousands)..................  $590,259     $307,580      $144,093         $590,406            $199,654
Ratio of Expenses to
  Average Net Assets...........      0.22%(B)     0.22%         0.22%(B)(E)      0.22%(B)(D)         0.22%(B)(D)(E)
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses and/or Recovery
  of Previously Waived Fees)...      0.23%(B)     0.27%         0.35%(B)(E)      0.40%(B)(D)         0.50%(B)(D)(E)
Ratio of Net Investment
  Income to Average Net Assets.      3.21%(B)     3.27%         2.77%(B)(E)      2.41%(B)            2.68%(B)(E)
Portfolio Turnover Rate........         3%(C)       15%            1%(C)          N/A                 N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                           ---------------------------------------------------------------------------------
                                                                               PERIOD                  PERIOD
                            SIX MONTHS       YEAR        YEAR       YEAR      DEC. 1,       YEAR      SEPT. 18,
                               ENDED        ENDED       ENDED      ENDED      2007 TO      ENDED        2006
                             APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,    OCT. 31,    NOV. 30,    NOV. 30,
                               2012          2011        2010       2009        2008        2007        2006
                           -----------    ----------  ----------  --------  --------      --------  ---------
                            (UNAUDITED)
Net Asset Value,
  Beginning of Period..... $    12.35     $    11.85  $    10.95  $   9.41  $  10.80      $  10.19   $ 10.00
                           ----------     ----------  ----------  --------  --------      --------   -------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A) .............       0.12           0.55        0.29      0.12      0.70          0.45      0.02
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.41           0.52        0.92      1.53     (1.48)         0.50      0.17
                           ----------     ----------  ----------  --------  --------      --------   -------
   Total From Investment
     Operations...........       0.53           1.07        1.21      1.65     (0.78)         0.95      0.19
                           ----------     ----------  ----------  --------  --------      --------   -------
Less Distributions
------------------
 Net Investment Income....      (0.12)         (0.51)      (0.31)    (0.10)    (0.61)        (0.34)       --
 Net Realized Gains.......      (0.14)         (0.06)         --     (0.01)       --            --        --
                           ----------     ----------  ----------  --------  --------      --------   -------
   Total Distributions....      (0.26)         (0.57)      (0.31)    (0.11)    (0.61)        (0.34)       --
                           ----------     ----------  ----------  --------  --------      --------   -------
Net Asset Value, End
  of Period............... $    12.62     $    12.35  $    11.85  $  10.95  $   9.41      $  10.80   $ 10.19
                           ==========     ==========  ==========  ========  ========      ========   =======
Total Return..............       4.30%(C)       9.38%      11.29%    17.70%    (7.90)%(C)     9.59%     1.90%(C)
                           ----------     ----------  ----------  --------  --------      --------   -------
Net Assets, End of Period
  (thousands)............. $2,185,469     $1,888,045  $1,396,779  $774,110  $371,747      $240,403   $34,299
Ratio of Expenses to
  Average Net Assets......       0.12%(B)       0.13%       0.13%     0.16%     0.15%(B)      0.20%     0.20%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees).       0.12%(B)       0.13%       0.13%     0.16%     0.14%(B)      0.21%     0.60%(B)(E)
Ratio of Net Investment
  Income to Average
  Net Assets..............       1.90%(B)       4.64%       2.57%     1.20%     7.01%(B)      4.58%     0.94%(B)(E)
Portfolio Turnover Rate...          4%(C)         18%         12%        6%        3%(C)         0%        0%(C)

                                                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                           ----------------------------------------------------------------------------------
                                                                                 PERIOD
                            SIX MONTHS       YEAR        YEAR        YEAR       DEC. 1,      YEAR      YEAR
                               ENDED        ENDED       ENDED       ENDED       2007 TO     ENDED     ENDED
                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   NOV. 30,  NOV. 30,
                               2012          2011        2010        2009         2008       2007      2006
                           -----------    ----------  ----------  ----------  --------     --------  --------
                            (UNAUDITED)
Net Asset Value,
  Beginning of Period..... $    10.30     $    10.34  $    10.24  $    10.02  $  10.05     $  10.02  $   9.99
                           ----------     ----------  ----------  ----------  --------     --------  --------
Income From Investment
Operations
----------------------
 Net Investment Income
   (Loss)(A) .............       0.08           0.16        0.18        0.20      0.19         0.31      0.28
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.02          (0.03)       0.10        0.23     (0.03)        0.02      0.02
                           ----------     ----------  ----------  ----------  --------     --------  --------
   Total From Investment
     Operations...........       0.10           0.13        0.28        0.43      0.16         0.33      0.30
                           ----------     ----------  ----------  ----------  --------     --------  --------
Less Distributions
------------------
 Net Investment Income....      (0.08)         (0.17)      (0.18)      (0.21)    (0.19)       (0.30)    (0.27)
 Net Realized Gains.......         --             --          --          --        --           --        --
                           ----------     ----------  ----------  ----------  --------     --------  --------
   Total Distributions....      (0.08)         (0.17)      (0.18)      (0.21)    (0.19)       (0.30)    (0.27)
                           ----------     ----------  ----------  ----------  --------     --------  --------
Net Asset Value, End
  of Period............... $    10.32     $    10.30  $    10.34  $    10.24  $  10.02     $  10.05  $  10.02
                           ==========     ==========  ==========  ==========  ========     ========  ========
Total Return..............       0.92%(C)       1.24%       2.73%       4.32%     1.63%(C)     3.38%     3.01%
                           ----------     ----------  ----------  ----------  --------     --------  --------
Net Assets, End of Period
  (thousands)............. $1,546,096     $1,525,039  $1,414,926  $1,168,259  $991,918     $948,426  $697,942
Ratio of Expenses to
  Average Net Assets......       0.23%(B)       0.23%       0.23%       0.25%     0.23%(B)     0.23%     0.26%
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees).       0.23%(B)       0.23%       0.23%       0.25%     0.23%(B)     0.23%     0.24%
Ratio of Net Investment
  Income to Average
  Net Assets..............       1.48%(B)       1.60%       1.72%       1.99%     2.04%(B)     3.07%     2.77%
Portfolio Turnover Rate...          6%(C)         13%          1%          0%        1%(C)        0%        0%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            DFA INTERMEDIATE-TERM
                           MUNICIPAL BOND PORTFOLIO             DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                           ------------------------ --------------------------------------------------------------------
                                                                                                   PERIOD         PERIOD
                                    PERIOD          SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,        APRIL 2,
                               MARCH 1, 2012(A)        ENDED       ENDED     ENDED     ENDED      2007 TO         2007(a)
                                      TO             APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                APRIL 30, 2012         2012         2011      2010      2009        2008       NOV. 30, 2007
                           ------------------------ -----------   --------  --------  --------  --------      -------------
                                 (UNAUDITED)        (UNAUDITED)
Net Asset Value,
  Beginning of Period.....         $  10.00          $  10.32     $  10.39  $  10.26  $  10.00  $  10.07        $  10.00
                                   --------          --------     --------  --------  --------  --------        --------
Income From Investment
  Operations
----------------------
 Net Investment Income
   (Loss)(A)..............             0.04              0.08         0.17      0.19      0.22      0.21            0.20
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized)............            (0.08)             0.04        (0.06)     0.13      0.27     (0.06)           0.02
                                   --------          --------     --------  --------  --------  --------        --------
   Total From
     Investment
     Operations...........            (0.04)             0.12         0.11      0.32      0.49      0.15            0.22
                                   --------          --------     --------  --------  --------  --------        --------
Less Distributions
------------------
 Net Investment Income....            (0.01)            (0.08)       (0.18)    (0.19)    (0.23)    (0.22)          (0.15)
                                   --------          --------     --------  --------  --------  --------        --------
   Total Distributions....            (0.01)            (0.08)       (0.18)    (0.19)    (0.23)    (0.22)          (0.15)
                                   --------          --------     --------  --------  --------  --------        --------
Net Asset Value, End
  of Period...............         $   9.95          $  10.36     $  10.32  $  10.39  $  10.26  $  10.00        $  10.07
                                   ========          ========     ========  ========  ========  ========        ========
Total Return..............            (0.43)%(C)         1.13%(C)     1.08%     3.14%     4.91%     1,45%(C)        2.23%(C)
                                   --------          --------     --------  --------  --------  --------        --------
Net Assets, End of Period
  (thousands).............         $ 52,366          $364,491     $317,822  $297,631  $210,774  $180,915        $128,983
Ratio of Expenses to
  Average
  Net Assets..............             0.23%(B)(E)       0.23%(B)     0.23%     0.24%     0.26%     0.27%((B)       0.30%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers
  and Assumption of
  Expenses and/or
  Recovery of Previously
  Waived Fees)............             0.37%(B)(E)       0.23%(B)     0.23%     0.24%     0.26%     0.26%(B)        0.33%(B)(E)
Ratio of Net Investment
  Income to Average
  Net Assets..............             1.12%(B)(E)       1.56%(B)     1.69%     1.83%     2.17%     2.27%(B)        3.22%(B)(E)
Portfolio Turnover
  Rate....................                0%(C)             1%(C)       15%        4%        4%       17%(C)           7%(C)

                                           DFA CALIFORNIA INTERMEDIATE-TERM
                                               MUNICIPAL BOND PORTFOLIO
                                           --------------------------------
                                                        PERIOD
                                                   NOV. 29, 2011(a)
                                                          TO
                                                    APRIL 30, 2012
                                           --------------------------------
                                                     (UNAUDITED)
    Net Asset Value,
      Beginning of Period.................             $ 10.00
                                                       -------
    Income From Investment
      Operations
    ----------------------
     Net Investment Income (Loss)(A)......                0.07
     Net Gains (Losses)
       on Securities
       (Realized and
       Unrealized)........................                0.15
                                                       -------
       Total From
         Investment
         Operations.......................                0.22
                                                       -------
    Less Distributions
    ------------------
     Net Investment Income................               (0.05)
                                                       -------
       Total Distributions................               (0.05)
                                                       -------
    Net Asset Value, End
      of Period...........................             $ 10.17
                                                       =======
    Total Return..........................                2.16%(C)
                                                       -------
    Net Assets, End of Period (thousands).             $40,133
    Ratio of Expenses to Average
      Net Assets..........................                0.23%(B)(E)
    Ratio of Expenses to
      Average Net Assets
      (Excluding Waivers
      and Assumption of
      Expenses and/or
      Recovery of Previously
      Waived Fees)........................                0.48%(B)(E)
    Ratio of Net Investment
      Income to Average
      Net Assets..........................                1.50%(B)(E)
    Portfolio Turnover
      Rate................................                   0%(C)

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which fifteen (the "Portfolios") are included in this report and the remaining fifty-one are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

-                                          DFA INVESTMENT GRADE PORTFOLIO (PERCENTAGE OF
MASTER FUNDS                                       OWNERSHIP AT APRIL 30, 2012)
------------                               ---------------------------------------------
DFA Intermediate-Term Extended Quality
  Portfolio                                                     40%
DFA Intermediate Government Fixed Income
  Portfolio                                                      7%
DFA Short-Term Extended Quality Portfolio                        7%
DFA Short-Term Government Portfolio                              3%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

   Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Investment Grade Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFAWorld ex U.S. Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio and DFAIntermediate-Term Extended Quality Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked to market daily based on daily forward exchange rates.

   DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income

Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series' and The DFA Two-Year Global Fixed Income Series', respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Funds. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.05%
        DFA Two-Year Global Fixed Income Portfolio................ 0.05%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%

   For the six months ended April 30, 2012, administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       DFA One-Year Fixed Income Portfolio......................... 0.10%
       DFA Two-Year Global Fixed Income Portfolio.................. 0.10%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                        PREVIOUSLY
                                                                        RECOVERY       WAIVED FEES/
                                                         EXPENSE     OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION    WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT    EXPENSES ASSUMED     RECOVERY
--------------------------                              ----------  ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio
  (1)..................................................       0.25%               --                --
DFA Short-Term Government Portfolio (2)................       0.20%               --                --
DFA World ex U.S. Government Fixed Income Portfolio
  (1)..................................................       0.20%               --              $ 49
DFA Short-Term Extended Quality Portfolio (1)..........       0.22%               --               343
DFA Intermediate-Term Extended Quality Portfolio (1)...       0.22%               --               150
DFA Investment Grade Portfolio (3).....................       0.22%               --               467
DFA Inflation-Protected Securities Portfolio (1).......       0.20%               --                --
DFA Short-Term Municipal Bond Portfolio (2)............       0.30%               --                --
DFA Intermediate-Term Municipal Bond Portfolio (1).....       0.23%               --                 8
DFA California Short-Term Municipal Bond Portfolio (1).       0.30%               --                --

                                                                 PREVIOUSLY
                                                 RECOVERY       WAIVED FEES/
                                   EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                  LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES          AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------        ---------- ---------------- -----------------
DFA California Intermediate-Term
  Municipal Bond Portfolio (1)...    0.23%          --               $28

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $16
        DFA Selectively Hedged Global Fixed Income Portfolio.      4
        DFA Five-Year Global Fixed Income Portfolio..........     31
        DFA World ex U.S. Government Fixed Income Portfolio..      1
        DFA Short-Term Extended Quality Portfolio............     14
        DFA Intermediate-Term Extended Quality Portfolio.....      7

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $242
        DFA Two-Year Global Fixed Income Portfolio................  217
        DFA Selectively Hedged Global Fixed Income Portfolio......   10
        DFA Short-Term Government Portfolio.......................   38
        DFA Five-Year Global Fixed Income Portfolio...............  121
        DFA World ex U.S. Government Fixed Income Portfolio.......   --
        DFA Intermediate Government Fixed Income Portfolio........   53
        DFA Short-Term Extended Quality Portfolio.................   13
        DFA Intermediate-Term Extended Quality Portfolio..........    1
        DFA Investment Grade Portfolio............................    1
        DFA Inflation-Protected Securities Portfolio..............   26
        DFA Short-Term Municipal Bond Portfolio...................   40
        DFA Intermediate-Term Municipal Bond Portfolio............   --
        DFA California Short-Term Municipal Bond Portfolio........    8
        DFA California Intermediate-Term Municipal Bond Portfolio.   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT      OTHER INVESTMENT
                                                           SECURITIES            SECURITIES
                                                      --------------------- ---------------------
                                                      PURCHASES    SALES    PURCHASES    SALES
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $1,982,181 $1,276,262 $1,922,945 $1,518,052
DFA Two-Year Global Fixed Income Portfolio...........    954,352  1,125,581  1,104,195    627,416
DFA Selectively Hedged Global Fixed Income Portfolio.     54,325     25,206    261,953    238,313
DFA Short-Term Government Portfolio..................    412,868    303,449         --         --
DFA Five-Year Global Fixed Income Portfolio..........    174,126    276,956  1,766,125  1,169,185
DFA World ex U.S. Government Fixed Income Portfolio..      3,414        382     77,855         91
DFA Intermediate Government Fixed Income Portfolio...    420,748     60,860         --         --
DFA Short-Term Extended Quality Portfolio............     34,660     18,557    450,675    126,515
DFA Intermediate-Term Extended Quality Portfolio.....     17,861         --    263,167     13,544
DFA Inflation-Protected Securities Portfolio.........    321,196     87,238         --         --
DFA Short-Term Municipal Bond Portfolio..............         --         --    127,128     97,054
DFA Intermediate-Term Municipal Bond Portfolio.......         --         --     50,510         --
DFA California Short-Term Municipal Bond Portfolio...         --         --     49,861      2,100
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --         --     38,693         --

   For the six months ended April 30, 2012, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          DFA INVESTMENT GRADE PORTFOLIO
                                      ----------------------------------------------------------------------
                                      BALANCE AT BALANCE AT                                 DISTRIBUTIONS OF
                                      10/31/2011 04/30/2012 PURCHASES SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES       ---------- ---------- --------- ----- --------------- ----------------
DFA Short-Term Government Portfolio..    $ 9,369   $ 40,648  $ 31,350    --          $  114             $222
DFA Intermediate Government Fixed
Income Portfolio.....................     69,791    193,836   122,882    --           1,586              615
DFA Short-Term Extended Quality
Portfolio............................     36,732    117,718    80,595    --             706               90
DFA Intermediate-Term Extended
Quality Portfolio....................     82,262    234,297   148,319    --           1,970               --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                          INCREASE        INCREASE
                                                                         (DECREASE)      (DECREASE)
                                                         INCREASE      UNDISTRIBUTED    ACCUMULATED
                                                        (DECREASE)     NET INVESTMENT   NET REALIZED
                                                      PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                                      ---------------  --------------  --------------
DFA One-Year Fixed Income Portfolio..................              --         $    (5)       $      5
DFA Two-Year Global Fixed Income Portfolio...........              --          28,644         (28,644)
DFA Selectively Hedged Global Fixed Income Portfolio.              --          10,509         (10,509)
DFA Five-Year Global Fixed Income Portfolio..........              --          35,178         (35,178)
DFA Short-Term Extended Quality Portfolio............              --             (71)             71
DFA Investment Grade Portfolio.......................             $(2)              2              --
DFA Inflation-Protected Securities Portfolio.........              (4)              4              --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                                        NET INVESTMENT
                                                            INCOME
                                                        AND SHORT-TERM   LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                        -------------- ------------- -------
DFA One-Year Fixed Income Portfolio
2010...................................................        $34,538            -- $34,538
2011...................................................         50,119        $4,048  54,167

                                                      NET INVESTMENT
                                                          INCOME
                                                      AND SHORT-TERM   LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                      -------------- ------------- --------
DFA Two-Year Global Fixed Income Portfolio
2010.................................................    $ 81,926       $ 4,049    $ 85,975
2011.................................................      32,925         5,202      38,127

DFA Selectively Hedged Global Fixed Income Portfolio
2010.................................................          --           258         258
2011.................................................       7,619            53       7,672

DFA Short-Term Government Portfolio
2010.................................................      32,028            --      32,028
2011.................................................      23,913        12,239      36,152

DFA Five-Year Global Fixed Income Portfolio
2010.................................................     125,228            --     125,228
2011.................................................     192,873        72,164     265,037

DFA Intermediate Government Fixed Income Portfolio
2010.................................................      65,111         5,565      70,676
2011.................................................      73,117         6,089      79,206

DFA Short-Term Extended Quality Portfolio
2010.................................................      16,617            --      16,617
2011.................................................      25,889           519      26,408

DFA Intermediate-Term Extended Quality Portfolio
2010.................................................         347            --         347
2011.................................................       6,497            --       6,497

DFA Investment Grade Portfolio
2011.................................................       1,109            --       1,109

DFA Inflation-Protected Securities Portfolio
2010.................................................      28,880            --      28,880
2011.................................................      71,669         7,253      78,922

DFA Short-Term Municipal Bond Portfolio
2010.................................................      22,443            --      22,443
2011.................................................      24,364            --      24,364

DFA California Short-Term Municipal Bond Portfolio
2010.................................................       4,811            --       4,811
2011.................................................       5,292            --       5,292

   DFA Investment Grade Portfolio commenced operations on March 7, 2011. DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio commenced operations on December 6, 2011, March 1, 2012 and
November 29, 2011, respectively, and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                      UNDISTRIBUTED                                TOTAL NET
                                                      NET INVESTMENT                             DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED   CAPITAL       EARNINGS
                                                        SHORT-TERM     LONG-TERM       LOSS      (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSSES)
                                                      -------------- ------------- ------------  -------------
DFA One-Year Fixed Income Portfolio..................        $ 4,678       $15,955           --       $ 20,633
DFA Two-Year Global Fixed Income Portfolio...........         55,999         3,069           --         59,068
DFA Selectively Hedged Global Fixed Income Portfolio.         23,366           397           --         23,763
DFA Short-Term Government Portfolio..................          6,032        21,121           --         27,153
DFA Five-Year Global Fixed Income Portfolio..........         60,441        75,793           --        136,234
DFA Intermediate Government Fixed Income Portfolio...         13,160        16,398           --         29,558
DFA Short-Term Extended Quality Portfolio............          2,259         2,536           --          4,795
DFA Intermediate-Term Extended Quality Portfolio.....            716            --        $(293)           423
DFA Investment Grade Portfolio.......................            228            --           --            228
DFA Inflation-Protected Securities Portfolio.........         10,409        19,452           --         29,861
DFA Short-Term Municipal Bond Portfolio..............          1,735            --          (21)         1,714
DFA California Short-Term Municipal Bond Portfolio...            278            --           (4)           274

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                  2012 2013 2014 2015 2016 2017 2018 2019 TOTAL
                                  ---- ---- ---- ---- ---- ---- ---- ---- -----
 DFA Intermediate-Term Extended
   Quality Portfolio                --   --   --   --   --   --  $38 $255  $293
 DFA Short-Term Municipal Bond
   Portfolio                       $17   --   --   --   --   --   --    4    21
 DFA California Short- Term
   Municipal Bond Portfolio         --   --   --   --   --   --    1    3     4

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                              ---------- ------------ --------------  --------------
DFA One-Year Fixed Income Portfolio.......... $7,974,322     $ 14,267       $ (3,047)       $ 11,220
DFA Two-Year Global Fixed Income Portfolio...  5,039,256        7,247         (1,829)          5,418
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................    791,396       18,514        (16,035)          2,479
DFA Short-Term Government Portfolio..........  1,414,391       23,031            (14)         23,017
DFA Five-Year Global Fixed Income Portfolio..  5,689,911      136,399             --         136,399
DFA World ex U.S. Government Fixed Income
  Portfolio..................................     80,645        1,610            (21)          1,589
DFA Intermediate Government Fixed Income
  Portfolio..................................  2,499,079      230,994             --         230,994

                                                                                                NET
                                                                                             UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                                   ---------- ------------ --------------  --------------
DFA Short-Term Extended Quality Portfolio......... $1,736,808     $ 34,521       $ (1,005)       $ 33,516
DFA Intermediate-Term Extended Quality Portfolio..    660,539       19,605           (690)         18,915
DFA Investment Grade Portfolio....................    583,487        8,583            (45)          8,538
DFA Inflation-Protected Securities Portfolio......  1,970,842      317,888        (73,210)        244,678
DFA Short-Term Municipal Bond Portfolio...........  1,501,819       27,939           (592)         27,347
DFA Intermediate-Term Municipal Bond Portfolio....     52,768          170           (137)             33
DFA California Short-Term Municipal Bond Portfolio    353,881        5,834           (110)          5,724
DFA California Intermediate-Term Municipal Bond
  Portfolio.......................................     40,556          413           (138)            275

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (Two-Year Global Fixed Income Series) and other direct client investor(s), have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund has a shareholder owning 80% or more of the fund's shares and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

   For federal income tax purposes, pursuant to IRC (S)332(a), DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, having a more than 80% investment in its respective master fund, will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the Master Fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and
(S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund's final dividend would have a basis equal to its fair market value and would be deemed acquired on the liquidation date.

   For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
 SETTLEMENT  CURRENCY                      CONTRACT     VALUE AT     EXCHANGE
   DATE      AMOUNT**      CURRENCY         AMOUNT   APRIL 30, 2012 GAIN (LOSS)
 ----------  --------  ------------------ ---------  -------------- -----------
 05/01/12     131,420   Canadian Dollars  $ 133,654    $ 133,033      $  (621)
 05/01/12    (131,420)  Canadian Dollars   (132,211)    (133,033)        (822)
 05/14/12    (100,707)  Canadian Dollars   (100,712)    (101,915)      (1,203)
 05/14/12     (25,157)  Canadian Dollars    (25,355)     (25,458)        (103)
 05/22/12     (26,134)  Canadian Dollars    (26,309)     (26,442)        (133)
 05/22/12     (97,886)  Canadian Dollars    (98,795)     (99,042)        (247)
 05/24/12     (30,103)  Canadian Dollars    (30,441)     (30,457)         (16)
 05/24/12     (59,603)  Canadian Dollars    (60,578)     (60,304)         274
 06/01/12    (131,160)  Canadian Dollars   (133,298)    (132,679)         619
 05/14/12    (416,767)  Denmark Kroner      (73,436)     (74,162)        (726)

                                                                         UNREALIZED
                                                                           FOREIGN
SETTLEMENT   CURRENCY                          CONTRACT      VALUE AT     EXCHANGE
  DATE       AMOUNT**        CURRENCY           AMOUNT    APRIL 30, 2012 GAIN (LOSS)
----------  ----------  -------------------- -----------  -------------- -----------
05/22/12    (6,262,930) Japanese Yen         $   (76,968)  $   (78,459)    $(1,491)
05/22/12       (53,496) UK Pound Sterling        (85,484)      (86,806)     (1,322)
05/08/12      (112,217) Euro                    (149,461)     (148,546)        915
05/09/12      (139,145) Euro                    (184,871)     (184,192)        679
05/11/12      (111,871) Euro                    (146,071)     (148,090)     (2,019)
05/22/12       (95,829) Euro                    (125,415)     (126,860)     (1,445)
05/22/12       (20,393) Euro                     (26,981)      (26,996)        (15)
05/22/12       (13,817) New Zealand Dollars      (11,259)      (11,281)        (22)
                                             -----------   -----------     -------
                                             $(1,353,991)  $(1,361,689)    $(7,698)
                                             ===========   ===========     =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT  CURRENCY                    CONTRACT     VALUE AT     EXCHANGE
    DATE      AMOUNT**     CURRENCY        AMOUNT   APRIL 30, 2012 GAIN (LOSS)
  ----------  -------- ------------------ --------  -------------- -----------
  05/23/12     (3,150) UK Pound Sterling  $ (5,076)    $ (5,111)      $(35)
  05/23/12       (840) UK Pound Sterling    (1,345)      (1,363)       (18)
  05/08/12     (3,908) Euro                 (5,120)      (5,173)       (53)
  05/08/12     (4,134) Euro                 (5,438)      (5,473)       (35)
  05/08/12    (50,098) Euro                (66,719)     (66,316)       403
                                          --------     --------       ----
                                          $(83,698)    $(83,436)      $262
                                          ========     ========       ====

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                      CONTRACT     VALUE AT     EXCHANGE
    DATE    AMOUNT**      CURRENCY         AMOUNT   APRIL 30, 2012 GAIN (LOSS)
 ---------- --------  ------------------ ---------  -------------- -----------
  05/31/12  (597,665) Denmark Kroner     $(106,090)   $(106,364)     $  (274)
  05/02/12    73,436  UK Pound Sterling    119,231      119,177          (54)
  05/02/12   (73,436) UK Pound Sterling   (117,345)    (119,177)      (1,832)
  05/03/12    74,302  UK Pound Sterling    120,696      120,583         (113)
  05/03/12   (74,302) UK Pound Sterling   (118,115)    (120,583)      (2,468)
  05/04/12   (71,653) UK Pound Sterling   (114,520)    (116,282)      (1,762)
  05/09/12   (74,680) UK Pound Sterling   (119,448)    (121,191)      (1,743)
  05/16/12   (70,371) UK Pound Sterling   (112,158)    (114,192)      (2,034)
  05/17/12   (70,006) UK Pound Sterling   (111,514)    (113,599)      (2,085)
  05/18/12   (78,608) UK Pound Sterling   (124,465)    (127,557)      (3,092)
  05/24/12   (77,083) UK Pound Sterling   (124,058)    (125,078)      (1,020)
  05/30/12   (74,123) UK Pound Sterling   (119,610)    (120,270)        (660)
  05/31/12   (77,097) UK Pound Sterling   (124,192)    (125,093)        (901)
  06/06/12   (74,640) UK Pound Sterling   (121,161)    (121,104)          57
  06/07/12   (73,908) UK Pound Sterling   (120,029)    (119,915)         114
  05/09/12  (127,599) Euro                (169,522)    (168,908)         614
  05/10/12  (129,878) Euro                (170,396)    (171,926)      (1,530)
  05/14/12  (133,471) Euro                (174,932)    (176,685)      (1,753)

                                                               UNREALIZED
                                                                 FOREIGN
     SETTLEMENT CURRENCY             CONTRACT      VALUE AT     EXCHANGE
        DATE    AMOUNT** CURRENCY     AMOUNT    APRIL 30, 2012 GAIN (LOSS)
     ---------- -------- --------  -----------  -------------- -----------
      05/21/12  (10,744)  Euro     $   (14,107)  $   (14,222)   $   (115)
      05/21/12  (71,355)  Euro         (93,757)      (94,460)       (703)
                                   -----------   -----------    --------
                                   $(1,915,492)  $(1,936,846)   $(21,354)
                                   ===========   ===========    ========

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT  CURRENCY                        CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT**        CURRENCY         AMOUNT   APRIL 30, 2012 GAIN (LOSS)
---------- ----------  -------------------- --------  -------------- -----------
 05/15/12    (2,493)   Canadian Dollars     $ (2,485)    $ (2,523)      $ (38)
 05/15/12      327     Denmark Kroner             58           58          --
 05/15/12     (349)    Denmark Kroner            (62)         (62)         --
 05/15/12   (17,283)   Denmark Kroner         (3,053)      (3,075)        (22)
 05/15/12   (17,868)   Norwegian Krone        (3,080)      (3,120)        (40)
 05/15/12  (1,239,966) Japanese Yen          (15,241)     (15,533)       (292)
 05/15/12   (18,818)   Japanese Yen             (232)        (236)         (4)
 05/15/12   (20,884)   Swedish krona          (3,076)      (3,105)        (29)
 05/15/12     (318)    UK Pound Sterling        (511)        (516)         (5)
 05/15/12    (7,805)   UK Pound Sterling     (12,427)     (12,666)       (239)
 05/15/12   (24,323)   Euro                  (31,963)     (32,198)       (235)
 05/15/12     (575)    Euro                     (754)        (762)         (8)
 05/15/12     (147)    Euro                     (195)        (195)         --
 05/15/12     (915)    Singapore Dollars        (731)        (740)         (9)
 05/15/12    (2,936)   Singapore Dollars      (2,334)      (2,372)        (38)
 05/15/12    (3,769)   New Zealand Dollars    (3,084)      (3,079)          5
 05/15/12.    (59)     New Zealand Dollars       (48)         (48)         --
                                            --------     --------       -----
                                            $(79,218)    $(80,172)      $(954)
                                            ========     ========       =====

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                      CONTRACT     VALUE AT     EXCHANGE
    DATE    AMOUNT**      CURRENCY         AMOUNT   APRIL 30, 2012 GAIN (LOSS)
 ---------- -------- -------------------  --------  -------------- -----------
  05/03/12  (12,939) Euro                 $ 17,148     $ 17,127       $(21)
  05/03/12      152  Euro                      201          201         --
  05/03/12  (13,091) Euro                  (17,323)     (17,328)        (5)
  06/06/12  (10,049) Euro                  (13,325)     (13,305)        20
  06/06/12  (13,064) Euro                  (17,316)     (17,295)        21
                                          --------     --------       ----
                                          $(30,615)    $(30,600)      $ 15
                                          ========     ========       ====

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO*

                                                                 UNREALIZED
                                                                   FOREIGN
                      CURRENCY           CONTRACT    VALUE AT     EXCHANGE
    SETTLEMENT DATE   AMOUNT** CURRENCY   AMOUNT  APRIL 30, 2012 GAIN (LOSS)
    ---------------   -------- --------  -------- -------------- -----------
    05/15/12           (5,161)  Euro     $(6,764)       $(6,832)       $(68)
                                         -------- -------------- -----------
                                         $(6,764)       $(6,832)       $(68)
                                         ======== ============== ===========

* During the six months ended April 30, 2012, the following Portfolios' average cost basis contract amount of forward currency contracts were (in thousands):

     DFA Two-Year Global Fixed Income Portfolio............ $     (967,654)
     DFA Selectively Hedged Global Fixed Income Portfolio..        (77,223)
     DFA Five-Year Global Fixed Income Portfolio...........     (1,563,929)
     DFA World ex U.S. Government Fixed Income Portfolio ..        (38,028)

   During the six months ended April 30, 2012, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio had limited activity in forward currency contracts.

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in paraentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Portfolios had no outstanding futures contracts.

       The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -----------------------------------------------------
     DERIVATIVE TYPE            ASSET DERIVATIVES        LIABILITY DERIVATIVES
--------------------------- -------------------------- --------------------------
Foreign exchange contracts  Unrealized Gain on         Unrealized Loss on Forward
                            Forward Currency Contracts Currency Contracts

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                       ASSET DERIVATIVES VALUE
                                                       -----------------------
                                                               FOREIGN
                                                              EXCHANGE
                                                              CONTRACTS
                                                       -----------------------
 DFA Two-Year Global Fixed Income Portfolio...........         $2,487
 DFA Selectively Hedged Global Fixed Income Portfolio.            403
 DFA Five-Year Global Fixed Income Portfolio..........            785
 DFA World ex U.S. Government Fixed Income Portfolio..              5
 DFA Short-Term Extended Quality Portfolio............             41

                                                      LIABILITY DERIVATIVES VALUE
                                                      ---------------------------
                                                                FOREIGN
                                                               EXCHANGE
                                                               CONTRACTS
                                                      ---------------------------
DFA Two-Year Global Fixed Income Portfolio...........          $(10,185)
DFA Selectively Hedged Global Fixed Income Portfolio.              (141)
DFA Five-Year Global Fixed Income Portfolio..........           (22,139)
DFA World ex U.S. Government Fixed Income Portfolio..              (959)
DFA Short-Term Extended Quality Portfolio............               (26)
DFA Intermediate-Term Extended Quality Portfolio.....               (68)

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

     DERIVATIVE TYPE        LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
      ---------------       -----------------------------------------------------------
Foreign exchange contracts          Net Realized Gain (Loss) on: Foreign
                                    Currency Transactions Change in
                                    Unrealized Appreciation (Depreciation) of:
                                    Translation of Foreign Currency
                                    Denominated Amounts

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                         REALIZED GAIN (LOSS)
                                                            ON DERIVATIVES
                                                         RECOGNIZED IN INCOME
                                                         --------------------
                                                               FOREIGN
                                                               EXCHANGE
                                                              CONTRACTS
                                                         --------------------
   DFA Two-Year Global Fixed Income Portfolio...........       $  2,418
   DFA Selectively Hedged Global Fixed Income Portfolio.           (700)
   DFA Five-Year Global Fixed Income Portfolio..........        (29,553)
   DFA World ex U.S. Government Fixed Income Portfolio..            231

                                                            CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES RECOGNIZED IN INCOME
                                                      --------------------------------
                                                                  FOREIGN
                                                                  EXCHANGE
                                                                 CONTRACTS
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $13,261
DFA Selectively Hedged Global Fixed Income Portfolio.               1,126
DFA Five-Year Global Fixed Income Portfolio..........              12,996
DFA World ex U.S. Government Fixed Income Portfolio..                (954)
DFA Short-Term Extended Quality Portfolio............                  15
DFA Intermediate-Term Extended Quality Portfolio.....                 (68)

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
DFA Intermediate Government Fixed Income
  Portfolio..............................     0.84%        $8,669         1          --        $8,669

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
DFA One-Year Fixed Income Portfolio.......................      3             69%
DFA Two-Year Global Fixed Income Portfolio................      3             84%
DFA Selectively Hedged Global Fixed Income Portfolio......      4             86%
DFA Short-Term Government Portfolio.......................      3             72%
DFA Five-Year Global Fixed Income Portfolio...............      3             76%
DFA World ex U.S. Government Fixed Income Portfolio.......      3             90%
DFA Intermediate Government Fixed Income Portfolio........      2             71%
DFA Short-Term Extended Quality Portfolio.................      3             70%
DFA Intermediate-Term Extended Quality Portfolio..........      4             89%
DFA Investment Grade Portfolio............................      4             94%
DFA Inflation-Protected Securities Portfolio..............      3             79%
DFA Short-Term Municipal Bond Portfolio...................      4             91%
DFA Intermediate-Term Municipal Bond Portfolio............      2             93%
DFA California Short-Term Municipal Bond Portfolio........      3             93%
DFA California Intermediate-Term Municipal Bond Portfolio.      2             91%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFAAustralia Limited serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO  Recycled Recyclable                                      DFA043012-024S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
---------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

DFA International Value ex Tobacco Portfolio

Emerging Markets Social Core Equity Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes................................   1

Disclosure of Fund Expenses...............................................   2

Disclosure of Portfolio Holdings..........................................   4

Summary Schedules of Portfolio Holdings

   U.S. Social Core Equity 2 Portfolio....................................   5

   U.S. Sustainability Core 1 Portfolio...................................   8

   International Sustainability Core 1 Portfolio..........................  11

   DFA International Value ex Tobacco Portfolio...........................  15

   Emerging Markets Social Core Equity Portfolio..........................  19

Statements of Assets and Liabilities......................................  23

Statements of Operations..................................................  25

Statements of Changes in Net Assets.......................................  27

Financial Highlights......................................................  29

Notes to Financial Statements.............................................  32

Voting Proxies on Fund Portfolio Securities...............................  43

Board Approval of Investment Advisory Agreements..........................  44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial
     Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(r)  The adjustable rate shown is effective as of April 30, 2012.
(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                   SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
-----------------------------------
Actual Fund Return............................ $1,000.00 $1,117.56    0.32%    $1.68
Hypothetical 5% Annual Return................. $1,000.00 $1,023.27    0.32%    $1.61

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,124.30    0.37%    $1.95
Hypothetical 5% Annual Return................. $1,000.00 $1,023.02    0.37%    $1.86

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,040.93    0.57%    $2.89
Hypothetical 5% Annual Return................. $1,000.00 $1,022.03    0.57%    $2.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
--------------------------------------------
Actual Fund Return............................ $1,000.00 $1,011.66    0.60%    $3.00
Hypothetical 5% Annual Return................. $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,044.81    0.78%    $3.97
Hypothetical 5% Annual Return................. $1,000.00 $1,020.98    0.78%    $3.92

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

Consumer Discretionary..................................................  15.3%
Consumer Staples........................................................   5.3%
Energy..................................................................  12.8%
Financials..............................................................  21.9%
Health Care.............................................................   3.0%
Industrials.............................................................  13.3%
Information Technology..................................................  16.1%
Materials...............................................................   5.6%
Other...................................................................    --
Telecommunication Services..............................................   3.9%
Utilities...............................................................   2.8%
                                                                         -----
                                                                         100.0%

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

Consumer Discretionary..................................................  11.6%
Consumer Staples........................................................   5.0%
Energy..................................................................  15.5%
Financials..............................................................  27.0%
Health Care.............................................................   2.3%
Industrials.............................................................  10.3%
Information Technology..................................................   3.7%
Materials...............................................................  12.4%
Telecommunication Services..............................................   8.6%
Utilities...............................................................   3.6%
                                                                         -----
                                                                         100.0%

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

Consumer Discretionary..................................................  13.4%
Consumer Staples........................................................   7.9%
Energy..................................................................  11.9%
Financials..............................................................  14.0%
Health Care.............................................................  11.1%
Industrials.............................................................  13.5%
Information Technology..................................................  16.8%
Materials...............................................................   5.0%
Other...................................................................    --
Real Estate Investment Trusts...........................................   0.1%
Telecommunication Services..............................................   2.7%
Utilities...............................................................   3.6%
                                                                         -----
                                                                         100.0%

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

Consumer Discretionary..................................................   9.4%
Consumer Staples........................................................   7.3%
Energy..................................................................   9.8%
Financials..............................................................  25.7%
Health Care.............................................................   0.3%
Industrials.............................................................  11.2%
Information Technology..................................................  12.1%
Materials...............................................................  15.1%
Telecommunication Services..............................................   5.0%
Utilities...............................................................   4.1%
                                                                         -----
                                                                         100.0%

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

Consumer Discretionary..................................................  12.5%
Consumer Staples........................................................   8.3%
Energy..................................................................  10.0%
Financials..............................................................  20.3%
Health Care.............................................................   6.9%
Industrials.............................................................  16.1%
Information Technology..................................................   5.5%
Materials...............................................................  13.2%
Telecommunication Services..............................................   3.8%
Utilities...............................................................   3.4%
                                                                         -----
                                                                         100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------- ----------- ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
   Comcast Corp. Class A...................  38,037 $ 1,153,662       0.6%
   Home Depot, Inc. (The)..................   9,700     502,363       0.2%
   Lowe's Cos., Inc........................  19,613     617,221       0.3%
  #News Corp. Class A......................  32,621     639,372       0.3%
   Time Warner Cable, Inc..................   6,928     557,358       0.3%
   Time Warner, Inc........................  22,055     826,180       0.4%
   Walt Disney Co. (The)...................  34,826   1,501,349       0.7%
   Other Securities........................          25,766,708      12.5%
                                                    -----------      ----
Total Consumer Discretionary...............          31,564,213      15.3%
                                                    -----------      ----

Consumer Staples -- (4.7%)
   CVS Caremark Corp.......................  27,380   1,221,696       0.6%
   Kraft Foods, Inc. Class A...............  30,940   1,233,578       0.6%
   PepsiCo, Inc............................   7,018     463,188       0.2%
   Procter & Gamble Co. (The)..............  17,607   1,120,509       0.5%
   Other Securities........................           6,813,443       3.3%
                                                    -----------      ----
Total Consumer Staples.....................          10,852,414       5.2%
                                                    -----------      ----

Energy -- (11.5%)
   Anadarko Petroleum Corp.................   9,012     659,769       0.3%
   Apache Corp.............................   7,222     692,879       0.3%
   Chevron Corp............................  35,187   3,749,527       1.8%
   ConocoPhillips..........................  25,832   1,850,346       0.9%
   Devon Energy Corp.......................   7,280     508,508       0.3%
   EOG Resources, Inc......................   4,438     487,337       0.2%
   Exxon Mobil Corp........................  39,141   3,379,434       1.7%
   National Oilwell Varco, Inc.............   7,951     602,368       0.3%
   Occidental Petroleum Corp...............   7,150     652,223       0.3%
   Other Securities........................          13,799,100       6.7%
                                                    -----------      ----
Total Energy...............................          26,381,491      12.8%
                                                    -----------      ----

Financials -- (19.6%)
   ACE, Ltd................................   6,200     471,014       0.2%
   Bank of America Corp.................... 171,199   1,388,424       0.7%
   Bank of New York Mellon Corp. (The).....  21,400     506,110       0.2%
  *Berkshire Hathaway, Inc.................   8,300     667,735       0.3%
   Capital One Financial Corp..............   8,400     466,032       0.2%
   Citigroup, Inc..........................  25,695     848,963       0.4%
   Goldman Sachs Group, Inc. (The).........   6,246     719,227       0.4%
   JPMorgan Chase & Co.....................  70,982   3,050,806       1.5%
   Morgan Stanley..........................  25,866     446,964       0.2%
   PNC Financial Services Group, Inc.......   9,537     632,494       0.3%
   Prudential Financial, Inc...............  10,020     606,611       0.3%
   Travelers Cos., Inc. (The)..............   7,200     463,104       0.2%
   U.S. Bancorp............................  35,286   1,135,151       0.6%
   Wells Fargo & Co........................  92,930   3,106,650       1.5%
   Other Securities........................          30,586,349      14.8%
                                                    -----------      ----
Total Financials...........................          45,095,634      21.8%
                                                    -----------      ----

Health Care -- (2.7%)
   Other Securities........................           6,108,820       3.0%
                                                    -----------      ----
Industrials -- (11.9%)
   CSX Corp................................  20,900     466,279       0.2%
   FedEx Corp..............................   5,422     478,437       0.2%
   Tyco International, Ltd.................   8,582     481,708       0.3%
   Union Pacific Corp......................   9,345   1,050,752       0.5%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                            SHARES     VALUE+    OF NET ASSETS**
                                                                            ------- ------------ ---------------
Industrials -- (Continued)
   Other Securities........................................................         $ 25,000,569      12.1%
                                                                                    ------------      ----
Total Industrials..........................................................           27,477,745      13.3%
                                                                                    ------------      ----
Information Technology -- (14.4%)
   *Apple, Inc.............................................................   3,687    2,154,093       1.0%
   Cisco Sytems, Inc.......................................................  30,512      614,817       0.3%
   *Google, Inc............................................................   1,061      642,149       0.3%
   Hewlett-Packard Co......................................................  27,973      692,611       0.3%
   Intel Corp..............................................................  45,700    1,297,880       0.6%
   International Business Machines Corp....................................   4,400      911,152       0.4%
   Microsoft Corp..........................................................  29,622      948,496       0.5%
   Oracle Corp.............................................................  20,651      606,933       0.3%
   QUALCOMM, Inc...........................................................   9,254      590,775       0.3%
   Visa, Inc...............................................................   6,550      805,519       0.4%
   Other Securities........................................................           23,846,777      11.6%
                                                                                    ------------      ----
Total Information Technology...............................................           33,111,202      16.0%
                                                                                    ------------      ----
Materials -- (5.0%)
   Other Securities........................................................           11,496,209       5.6%
                                                                                    ------------      ----
Other -- (0.0%)
   Other Securities........................................................                   --       0.0%
                                                                                    ------------      ----
Telecommunication Services -- (3.5%)
   AT&T, Inc............................................................... 111,709    3,676,343       1.8%
   Verizon Communications, Inc.............................................  56,596    2,285,346       1.1%
   Other Securities........................................................            2,016,570       1.0%
                                                                                    ------------      ----
Total Telecommunication Services...........................................            7,978,259       3.9%
                                                                                    ------------      ----
Utilities -- (2.5%)
   Other Securities........................................................            5,678,870       2.7%
                                                                                    ------------      ----
TOTAL COMMON STOCKS........................................................          205,744,857      99.6%
                                                                                    ------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities........................................................                  101       0.0%
                                                                                    ------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares...... 290,271      290,271       0.1%
                                                                                    ------------      ----

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                        -----------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@DFA Short Term Investment Fund.....................................  23,613,566   23,613,566      11.5%
@ Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
  (Collateralized by $242,473 FNMA, rates ranging from 2.000% to
  6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
  $243,225) to be repurchased at $235,411.............................. $       235      235,410       0.1%
                                                                                    ------------     -----
TOTAL SECURITIES LENDING COLLATERAL....................................               23,848,976      11.6%
                                                                                    ------------     -----
TOTAL INVESTMENTS -- (100.0%) (Cost $199,257,658)                                   $229,884,205     111.3%
                                                                                    ============     =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                   ------------   -------   ------- ------------
Common Stocks.....................................
   Consumer Discretionary......................... $ 31,564,213          --   --    $ 31,564,213
   Consumer Staples...............................   10,852,414          --   --      10,852,414
   Energy.........................................   26,381,491          --   --      26,381,491
   Financials.....................................   45,095,634          --   --      45,095,634
   Health Care....................................    6,108,820          --   --       6,108,820
   Industrials....................................   27,477,745          --   --      27,477,745
   Information Technology.........................   33,111,202          --   --      33,111,202
   Materials......................................   11,496,209          --   --      11,496,209
   Other..........................................           --          --   --              --
   Telecommunication Services.....................    7,978,259          --   --       7,978,259
   Utilities......................................    5,678,870          --   --       5,678,870
Rights/Warrants...................................          101          --   --             101
Temporary Cash Investments........................      290,271          --   --         290,271
Securities Lending Collateral.....................           -- $23,848,976   --      23,848,976
                                                   ------------ -----------   --    ------------
TOTAL............................................. $206,035,229 $23,848,976   --    $229,884,205
                                                   ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------- ----------- ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (12.2%)
   Comcast Corp. Class A.....................  22,649 $   686,944       0.4%
   News Corp. Class A........................  26,724     523,790       0.3%
   NIKE, Inc. Class B........................   4,786     535,410       0.3%
   Starbucks Corp............................   9,100     522,158       0.3%
   Time Warner, Inc..........................  19,906     745,679       0.4%
   Walt Disney Co. (The).....................  23,614   1,018,000       0.6%
   Other Securities..........................          19,659,932      11.0%
                                                      -----------      ----
Total Consumer Discretionary.................          23,691,913      13.3%
                                                      -----------      ----

Consumer Staples -- (7.2%)
   Coca-Cola Co. (The).......................  15,065   1,149,761       0.6%
   Colgate-Palmolive Co......................   5,874     581,174       0.3%
   CVS Caremark Corp.........................  24,267   1,082,794       0.6%
   Kraft Foods, Inc. Class A.................  20,857     831,569       0.5%
   PepsiCo, Inc..............................  15,535   1,025,310       0.6%
   Philip Morris International, Inc..........   9,100     814,541       0.5%
   Procter & Gamble Co. (The)................  22,581   1,437,055       0.8%
   Wal-Mart Stores, Inc......................  21,704   1,278,583       0.7%
   Other Securities..........................           5,888,933       3.3%
                                                      -----------      ----
Total Consumer Staples.......................          14,089,720       7.9%
                                                      -----------      ----

Energy -- (10.8%)
   Chevron Corp..............................  19,201   2,046,059       1.2%
   ConocoPhillips............................  11,800     845,234       0.5%
   EOG Resources, Inc........................   4,864     534,116       0.3%
   Exxon Mobil Corp..........................  33,854   2,922,954       1.6%
   Occidental Petroleum Corp.................   7,989     728,757       0.4%
   Schlumberger, Ltd.........................  16,550   1,227,017       0.7%
   Other Securities..........................          12,752,177       7.2%
                                                      -----------      ----
Total Energy.................................          21,056,314      11.9%
                                                      -----------      ----

Financials -- (12.7%)
   Bank of America Corp...................... 128,577   1,042,759       0.6%
   Citigroup, Inc............................  31,860   1,052,654       0.6%
   Goldman Sachs Group, Inc. (The)...........   5,282     608,222       0.3%
   JPMorgan Chase & Co.......................  51,554   2,215,791       1.2%
   MetLife, Inc..............................  15,210     548,016       0.3%
   U.S. Bancorp..............................  22,168     713,145       0.4%
   Wells Fargo & Co..........................  88,485   2,958,054       1.7%
   Other Securities..........................          15,624,186       8.8%
                                                      -----------      ----
Total Financials.............................          24,762,827      13.9%
                                                      -----------      ----

Health Care -- (10.1%)
   Abbott Laboratories.......................  11,400     707,484       0.4%
   Bristol-Myers Squibb Co...................  17,431     581,672       0.3%
   Johnson & Johnson.........................  24,575   1,599,587       0.9%
   Merck & Co., Inc..........................  39,796   1,561,595       0.9%
   Pfizer, Inc...............................  63,534   1,456,835       0.8%
   UnitedHealth Group, Inc...................  15,960     896,154       0.5%
   Other Securities..........................          12,891,105       7.3%
                                                      -----------      ----
Total Health Care............................          19,694,432      11.1%
                                                      -----------      ----

Industrials -- (12.2%)
   Caterpillar, Inc..........................   5,600     575,512       0.3%
   Emerson Electric Co.......................   9,583     503,491       0.3%
   General Electric Co....................... 120,325   2,355,964       1.3%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                            SHARES     VALUE+    OF NET ASSETS**
                                                                            ------- ------------ ---------------
Industrials -- (Continued)
   United Technologies Corp................................................   8,986 $    733,617       0.4%
   Other Securities........................................................           19,683,697      11.1%
                                                                                    ------------      ----
Total Industrials..........................................................           23,852,281      13.4%
                                                                                    ------------      ----
Information Technology -- (15.2%)
   Accenture P.L.C. Class A................................................   7,811      507,324       0.3%
   *Apple, Inc.............................................................   9,440    5,515,226       3.1%
   Cisco Sytems, Inc.......................................................  65,591    1,321,659       0.7%
   *eBay, Inc..............................................................  15,393      631,883       0.4%
   *EMC Corp...............................................................  17,746      500,615       0.3%
   *Google, Inc............................................................   1,813    1,097,282       0.6%
   Hewlett-Packard Co......................................................  34,503      854,294       0.5%
   International Business Machines Corp....................................   5,125    1,061,285       0.6%
   Microsoft Corp..........................................................  82,504    2,641,778       1.5%
   Oracle Corp.............................................................  27,459      807,020       0.4%
   QUALCOMM, Inc...........................................................  13,402      855,584       0.5%
   Other Securities........................................................           13,902,053       7.8%
                                                                                    ------------      ----
Total Information Technology...............................................           29,696,003      16.7%
                                                                                    ------------      ----
Materials -- (4.6%)
   Other Securities........................................................            8,949,297       5.0%
                                                                                    ------------      ----
Other -- (0.0%)
   Other Securities........................................................                   --       0.0%
                                                                                    ------------      ----
Real Estate Investment Trusts -- (0.1%)
   Other Securities........................................................              188,086       0.1%
                                                                                    ------------      ----
Telecommunication Services -- (2.4%)
   AT&T, Inc...............................................................  59,249    1,949,885       1.1%
   Verizon Communications, Inc.............................................  44,056    1,778,981       1.0%
   Other Securities........................................................              987,513       0.6%
                                                                                    ------------      ----
Total Telecommunication Services...........................................            4,716,379       2.7%
                                                                                    ------------      ----
Utilities -- (3.3%)
   Other Securities........................................................            6,359,563       3.6%
                                                                                    ------------      ----
TOTAL COMMON STOCKS........................................................          177,056,815      99.6%
                                                                                    ------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities........................................................                   --       0.0%
                                                                                    ------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional
   Shares.................................................................. 487,632      487,632       0.3%
                                                                                    ------------      ----

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                        -----------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@DFA Short Term Investment Fund.....................................  17,228,187   17,228,187      9.7%
@ Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
  (Collateralized by $276,428 FNMA, rates ranging from 2.000% to
  6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
  $277,284) to be repurchased at $268,377.............................. $       268      268,375      0.2%
                                                                                      ----------      ---
TOTAL SECURITIES LENDING COLLATERAL....................................               17,496,562      9.9%
                                                                                      ----------      ---

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        PERCENTAGE
                                            VALUE+    OF NET ASSETS**
                                         ------------ ---------------
          TOTAL INVESTMENTS -- (100.0%)
             (Cost $159,661,441)........ $195,041,009      109.8%
                                         ============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                             ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary................................... $ 23,691,913          --   --    $ 23,691,913
   Consumer Staples.........................................   14,089,720          --   --      14,089,720
   Energy...................................................   21,053,150 $     3,164   --      21,056,314
   Financials...............................................   24,762,827          --   --      24,762,827
   Health Care..............................................   19,694,432          --   --      19,694,432
   Industrials..............................................   23,852,281          --   --      23,852,281
   Information Technology...................................   29,696,003          --   --      29,696,003
   Materials................................................    8,949,297          --   --       8,949,297
   Other....................................................           --          --   --              --
   Real Estate Investment Trusts............................      188,086          --   --         188,086
   Telecommunication Services...............................    4,716,379          --   --       4,716,379
   Utilities................................................    6,359,563          --   --       6,359,563
Rights/Warrants.............................................           --          --   --              --
Temporary Cash Investments..................................      487,632          --   --         487,632
Securities Lending Collateral...............................           --  17,496,562   --      17,496,562
                                                             ------------ -----------   --    ------------
TOTAL....................................................... $177,541,283 $17,499,726   --    $195,041,009
                                                             ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              PERCENTAGE
                                         SHARES   VALUE++   OF NET ASSETS**
                                         ------ ----------- ---------------
COMMON STOCKS -- (86.9%)
AUSTRALIA -- (5.9%)
   BHP Billiton, Ltd. Sponsored ADR.....  9,527 $   707,856       0.5%
  #Commonwealth Bank of Australia NL      7,710     415,900       0.3%
   National Australia Bank, Ltd......... 21,518     562,465       0.4%
   Origin Energy, Ltd................... 25,075     344,504       0.3%
   Santos, Ltd.......................... 23,550     341,639       0.3%
   Other Securities.....................          6,397,702       4.9%
                                                -----------      ----
TOTAL AUSTRALIA.........................          8,770,066       6.7%
                                                -----------      ----
AUSTRIA -- (0.5%)
   Other Securities.....................            662,420       0.5%
                                                -----------      ----
BELGIUM -- (1.0%)
   Other Securities.....................          1,546,929       1.2%
                                                -----------      ----
CANADA -- (10.1%)
  #Bank of Montreal                       8,950     531,555       0.4%
   Bank of Nova Scotia..................  9,479     525,838       0.4%
   Canadian Imperial Bank of Commerce...  4,415     333,097       0.2%
   Canadian National Resources, Ltd..... 10,814     375,701       0.3%
   Royal Bank of Canada................. 12,404     716,854       0.5%
   Suncor Energy, Inc................... 14,475     478,128       0.4%
  #Toronto Dominion Bank.                 9,020     762,342       0.6%
   TransCanada Corp.....................  7,800     343,157       0.3%
   Other Securities.....................         10,991,995       8.4%
                                                -----------      ----
TOTAL CANADA............................         15,058,667      11.5%
                                                -----------      ----
DENMARK -- (0.9%)
   Novo-Nordisk A.S. Sponsored ADR......  2,742     403,129       0.3%
   Other Securities.....................            902,709       0.7%
                                                -----------      ----
TOTAL DENMARK...........................          1,305,838       1.0%
                                                -----------      ----
FINLAND -- (1.3%)
   Other Securities.....................          1,920,054       1.5%
                                                -----------      ----
FRANCE -- (6.3%)
   BNP Paribas SA.......................  8,737     352,619       0.3%
   Sanofi SA ADR........................  9,752     372,331       0.3%
   Schneider Electric SA................  5,548     341,733       0.2%
   Total SA.............................  7,373     353,930       0.3%
   Other Securities.....................          7,945,451       6.0%
                                                -----------      ----
TOTAL FRANCE............................          9,366,064       7.1%
                                                -----------      ----
GERMANY -- (5.1%)
   Allianz SE...........................  4,254     474,496       0.4%
  #BASF SE                                4,483     369,098       0.3%
   Deutsche Bank AG..................... 11,436     496,471       0.4%
   Deutsche Post AG..................... 17,877     333,833       0.2%
   Siemens AG Sponsored ADR.............  4,534     421,073       0.3%
   Other Securities.....................          5,525,479       4.2%
                                                -----------      ----
TOTAL GERMANY...........................          7,620,450       5.8%
                                                -----------      ----
GREECE -- (0.2%)
   Other Securities.....................            313,963       0.2%
                                                -----------      ----
HONG KONG -- (1.0%)
   Other Securities.....................          1,497,123       1.1%
                                                -----------      ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 PERCENTAGE
                                            SHARES   VALUE++   OF NET ASSETS**
                                            ------ ----------- ---------------
 IRELAND -- (0.2%)
    Other Securities.......................        $   338,099       0.3%
                                                   -----------      ----
 ISRAEL -- (0.2%)
    Other Securities.......................            326,342       0.2%
                                                   -----------      ----
 ITALY -- (1.9%)
    Eni SpA................................ 18,125     402,733       0.3%
    Other Securities.......................          2,387,889       1.8%
                                                   -----------      ----
 TOTAL ITALY...............................          2,790,622       2.1%
                                                   -----------      ----
 JAPAN -- (19.1%)
    Canon, Inc. Sponsored ADR..............  8,300     376,488       0.3%
    Honda Motor Co., Ltd................... 10,300     370,689       0.3%
    Mitsubishi UFJ Financial Group, Inc.... 87,500     420,132       0.3%
    Takeda Pharmaceutical Co., Ltd.........  8,600     375,262       0.3%
    Toyota Motor Corp. Sponsored ADR....... 11,495     940,061       0.7%
    Other Securities.......................         25,925,950      19.8%
                                                   -----------      ----
 TOTAL JAPAN...............................         28,408,582      21.7%
                                                   -----------      ----
 NETHERLANDS -- (2.4%)
   *ING Groep NV Sponsored ADR............. 56,475     398,714       0.3%
    Other Securities.......................          3,149,638       2.4%
                                                   -----------      ----
 TOTAL NETHERLANDS.........................          3,548,352       2.7%
                                                   -----------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities.......................            342,277       0.3%
                                                   -----------      ----
 NORWAY -- (0.9%)
    Other Securities.......................          1,399,429       1.1%
                                                   -----------      ----
 PORTUGAL -- (0.3%)
    Other Securities.......................            483,315       0.4%
                                                   -----------      ----
 SINGAPORE -- (0.7%)
    Other Securities.......................          1,028,851       0.8%
                                                   -----------      ----
 SPAIN -- (2.0%)
    Other Securities.......................          2,926,149       2.2%
                                                   -----------      ----
 SWEDEN -- (3.2%)
    Other Securities.......................          4,731,715       3.6%
                                                   -----------      ----
 SWITZERLAND -- (6.0%)
    Holcim, Ltd............................  5,456     340,303       0.3%
    Nestle SA.............................. 21,834   1,338,190       1.0%
    Novartis AG ADR........................ 21,477   1,184,886       0.9%
    Roche Holding AG Genusschein...........  3,948     721,539       0.5%
   *Swiss Re, Ltd..........................  7,280     457,134       0.3%
   *UBS AG................................. 29,396     367,103       0.3%
    Other Securities.......................          4,433,265       3.4%
                                                   -----------      ----
 TOTAL SWITZERLAND.........................          8,842,420       6.7%
                                                   -----------      ----
 UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C................... 10,705     413,693       0.3%
    AstraZeneca P.L.C. Sponsored ADR.......  8,400     368,760       0.3%
    BG Group P.L.C......................... 25,462     600,782       0.5%
    British American Tobacco P.L.C.........  7,802     400,161       0.3%
    GlaxoSmithKline P.L.C. Sponsored ADR... 16,226     750,128       0.6%
   #HSBC Holdings P.L.C. Sponsored ADR..... 49,368   2,229,953       1.7%
    Imperial Tobacco Group P.L.C........... 12,894     515,638       0.4%
   #Rio Tinto P.L.C. Sponsored ADR.........  9,430     528,740       0.4%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                               SHARES    VALUE++    OF NET ASSETS**
                                                                               ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C                                                   33,307 $    445,330       0.3%
   Royal Dutch Shell P.L.C. ADR...............................................  20,616    1,512,390       1.2%
   Standard Chartered P.L.C...................................................  27,011      660,302       0.5%
   Tesco P.L.C................................................................  79,989      412,158       0.3%
   Vodafone Group P.L.C....................................................... 202,477      560,449       0.4%
   Vodafone Group P.L.C. Sponsored ADR........................................  34,256      953,344       0.7%
   Other Securities...........................................................           15,629,654      11.9%
                                                                                       ------------      ----
TOTAL UNITED KINGDOM..........................................................           25,981,482      19.8%
                                                                                       ------------      ----
TOTAL COMMON STOCKS...........................................................          129,209,209      98.5%
                                                                                       ------------      ----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities...........................................................              130,194       0.1%
                                                                                       ------------      ----
UNITED KINGDOM -- (0.0%)
   Other Securities...........................................................                5,730       0.0%
                                                                                       ------------      ----
TOTAL PREFERRED STOCKS........................................................              135,924       0.1%
                                                                                       ------------      ----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities...........................................................                   87       0.0%
                                                                                       ------------      ----
SPAIN -- (0.0%)
   Other Securities...........................................................                   --       0.0%
                                                                                       ------------      ----
UNITED KINGDOM -- (0.0%)
   Other Securities...........................................................                  982       0.0%
                                                                                       ------------      ----
TOTAL RIGHTS/WARRANTS.........................................................                1,069       0.0%
                                                                                       ------------      ----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT       VALUE+
                                                                           ----------- ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@DFA Short Term Investment Fund........................................  13,000,000   13,000,000        9.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $6,070,464) to be repurchased at $5,951,470...... $     5,951    5,951,435        4.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.18%,
     05/01/12 (Collateralized by $411,993 U.S. Treasury Note 0.250%,
     01/15/15, valued at $411,102) to be repurchased at $402,890..........         403      402,888        0.3%
                                                                                       ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................               19,354,323       14.8%
                                                                                       ------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $147,712,708)....................................................             $148,700,525      113.4%
                                                                                       ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENT IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------------
                                                          LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                        ----------- ------------ ------- ------------
Common Stocks
   Australia........................................... $ 1,038,655 $  7,731,411   --    $  8,770,066
   Austria.............................................          --      662,420   --         662,420
   Belgium.............................................     411,576    1,135,353   --       1,546,929
   Canada..............................................  15,050,309        8,358   --      15,058,667
   Denmark.............................................     403,129      902,709   --       1,305,838
   Finland.............................................     181,146    1,738,908   --       1,920,054
   France..............................................   1,044,377    8,321,687   --       9,366,064
   Germany.............................................   1,026,057    6,594,393   --       7,620,450
   Greece..............................................      15,869      298,094   --         313,963
   Hong Kong...........................................          --    1,497,123   --       1,497,123
   Ireland.............................................       7,748      330,351   --         338,099
   Israel..............................................          --      326,342   --         326,342
   Italy...............................................     185,628    2,604,994   --       2,790,622
   Japan...............................................   3,080,232   25,328,350   --      28,408,582
   Netherlands.........................................     829,982    2,718,370   --       3,548,352
   New Zealand.........................................      59,734      282,543   --         342,277
   Norway..............................................     143,134    1,256,295   --       1,399,429
   Portugal............................................      11,792      471,523   --         483,315
   Singapore...........................................          --    1,028,851   --       1,028,851
   Spain...............................................     729,292    2,196,857   --       2,926,149
   Sweden..............................................     202,998    4,528,717   --       4,731,715
   Switzerland.........................................   1,802,935    7,039,485   --       8,842,420
   United Kingdom......................................   8,616,418   17,365,064   --      25,981,482
Preferred Stocks
   Germany.............................................          --      130,194   --         130,194
   United Kingdom......................................          --        5,730   --           5,730
Rights/Warrants
   Belgium.............................................          --           87   --              87
   Spain...............................................          --           --   --              --
   United Kingdom......................................          --          982   --             982
Securities Lending Collateral..........................          --   19,354,323   --      19,354,323
                                                        ----------- ------------   --    ------------
TOTAL.................................................. $34,841,011 $113,859,514   --    $148,700,525
                                                        =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                   SHARES  VALUE++   OF NET ASSETS**
                                                   ------ ---------- ---------------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (4.6%)
   Origin Energy, Ltd............................. 23,840 $  327,536       0.6%
   Wesfarmers, Ltd................................ 26,986    847,409       1.5%
   Other Securities...............................         1,826,794       3.1%
                                                          ----------      ----
TOTAL AUSTRALIA...................................         3,001,739       5.2%
                                                          ----------      ----
AUSTRIA -- (0.2%)
   Other Securities...............................           118,150       0.2%
                                                          ----------      ----
BELGIUM -- (0.8%)
   Other Securities...............................           550,428       0.9%
                                                          ----------      ----
CANADA -- (10.2%)
   Goldcorp, Inc..................................  9,088    348,028       0.6%
  #Manulife Financial Corp                         35,722    488,540       0.8%
  #Sun Life Financial, Inc                         14,250    349,380       0.6%
   Suncor Energy, Inc............................. 32,305  1,067,077       1.8%
  #Teck Resources, Ltd. Class B                    11,791    439,962       0.8%
  #Thomson Reuters Corp                            10,478    313,115       0.5%
   Yamana Gold, Inc............................... 22,000    322,701       0.6%
   Other Securities...............................         3,336,952       5.8%
                                                          ----------      ----
TOTAL CANADA......................................         6,665,755      11.5%
                                                          ----------      ----
DENMARK -- (1.4%)
   Other Securities...............................           900,991       1.5%
                                                          ----------      ----
FINLAND -- (0.5%)
   Other Securities...............................           353,748       0.6%
                                                          ----------      ----
FRANCE -- (8.6%)
   AXA SA Sponsored ADR........................... 37,500    531,375       0.9%
   Cie de Saint-Gobain SA.........................  8,683    364,559       0.6%
   France Telecom SA.............................. 36,344    498,205       0.9%
   GDF Suez SA.................................... 34,130    785,816       1.4%
   Sanofi SA ADR..................................  9,889    377,562       0.6%
   Societe Generale SA............................ 13,106    310,274       0.5%
   Vivendi SA..................................... 36,665    678,174       1.2%
   Other Securities...............................         2,064,851       3.6%
                                                          ----------      ----
TOTAL FRANCE......................................         5,610,816       9.7%
                                                          ----------      ----
GERMANY -- (7.2%)
   Bayerische Motoren Werke AG....................  3,898    370,746       0.6%
   Daimler AG..................................... 15,045    832,461       1.4%
   Deutsche Bank AG............................... 13,617    590,842       1.0%
   Deutsche Telekom AG............................ 65,866    742,619       1.3%
  #E.ON AG                                         29,739    673,342       1.2%
  #Munchener Rueckversicherungs-Gesellschaft AG     2,720    395,080       0.7%
   Other Securities...............................         1,083,308       1.9%
                                                          ----------      ----
TOTAL GERMANY.....................................         4,688,398       8.1%
                                                          ----------      ----
GREECE -- (0.1%)
   Other Securities...............................            47,185       0.1%
                                                          ----------      ----
HONG KONG -- (1.5%)
   Hutchison Whampoa, Ltd......................... 49,000    469,736       0.8%
   Other Securities...............................           501,771       0.9%
                                                          ----------      ----
TOTAL HONG KONG...................................           971,507       1.7%
                                                          ----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
IRELAND -- (0.1%)
   Other Securities...............................         $    75,286       0.1%
                                                           -----------      ----
ISRAEL -- (0.3%)
   Other Securities...............................             237,340       0.4%
                                                           -----------      ----
ITALY -- (1.0%)
   Other Securities...............................             637,805       1.1%
                                                           -----------      ----
JAPAN -- (19.5%)
   JX Holdings, Inc...............................  56,740     320,064       0.6%
   Mitsubishi Corp................................  24,100     522,294       0.9%
   Mitsubishi Heavy Industries, Ltd...............  90,000     408,152       0.7%
   Mitsubishi UFJ Financial Group, Inc............ 331,000   1,589,301       2.7%
   Mitsubishi UFJ Financial Group, Inc. ADR.......  74,759     355,853       0.6%
  #Sony Corp. Sponsored ADR                         22,200     359,862       0.6%
   Sumitomo Corp..................................  28,900     410,704       0.7%
   Sumitomo Electric Industries, Ltd..............  25,100     338,580       0.6%
   Toyota Motor Corp..............................   8,395     344,008       0.6%
   Other Securities...............................           8,094,127      14.0%
                                                           -----------      ----
TOTAL JAPAN.......................................          12,742,945      22.0%
                                                           -----------      ----
NETHERLANDS -- (2.2%)
   ArcelorMittal NV...............................  17,931     311,496       0.5%
   Koninklijke Philips Electronics NV.............  18,516     368,476       0.6%
   Other Securities...............................             786,897       1.4%
                                                           -----------      ----
TOTAL NETHERLANDS.................................           1,466,869       2.5%
                                                           -----------      ----
NEW ZEALAND -- (0.1%)
   Other Securities...............................              46,943       0.1%
                                                           -----------      ----
NORWAY -- (0.8%)
   Other Securities...............................             503,328       0.8%
                                                           -----------      ----
PORTUGAL -- (0.1%)
   Other Securities...............................              41,497       0.1%
                                                           -----------      ----
SINGAPORE -- (0.8%)
   Other Securities...............................             516,079       0.9%
                                                           -----------      ----
SPAIN -- (1.5%)
   Banco Santander SA.............................  86,577     543,583       0.9%
   Other Securities...............................             429,111       0.8%
                                                           -----------      ----
TOTAL SPAIN.......................................             972,694       1.7%
                                                           -----------      ----
SWEDEN -- (2.5%)
  #*Telefonaktiebolaget LM Ericsson AB Series B     49,630     492,005       0.9%
    Other Securities..............................           1,183,769       2.0%
                                                           -----------      ----
TOTAL SWEDEN......................................           1,675,774       2.9%
                                                           -----------      ----
SWITZERLAND -- (4.4%)
   Credit Suisse Group AG.........................  13,615     325,656       0.6%
   Holcim, Ltd....................................   7,487     466,981       0.8%
   Novartis AG ADR................................   6,159     339,792       0.6%
  *Swiss Re, Ltd                                    11,082     695,873       1.2%
  *UBS AG                                           28,553     356,575       0.6%
   Zurich Insurance Group AG......................   1,303     319,239       0.5%
   Other Securities...............................             369,998       0.6%
                                                           -----------      ----
TOTAL SWITZERLAND.................................           2,874,114       4.9%
                                                           -----------      ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                       PERCENTAGE
                                                  SHARES   VALUE++   OF NET ASSETS**
                                                  ------ ----------- ---------------
UNITED KINGDOM -- (19.3%)
   Aviva P.L.C................................... 64,363 $   322,137       0.6%
   Barclays P.L.C. Sponsored ADR................. 56,729     807,821       1.4%
   BP P.L.C. Sponsored ADR....................... 44,231   1,920,068       3.3%
   HSBC Holdings P.L.C........................... 35,020     316,132       0.5%
   Kingfisher P.L.C.............................. 80,602     380,116       0.7%
   Royal Dutch Shell P.L.C. ADR.................. 31,799   2,332,775       4.0%
   Vodafone Group P.L.C. Sponsored ADR........... 89,953   2,503,392       4.3%
   Xstrata P.L.C................................. 44,047     845,946       1.5%
   Other Securities..............................          3,199,591       5.5%
                                                         -----------      ----
TOTAL UNITED KINGDOM.............................         12,627,978      21.8%
                                                         -----------      ----
TOTAL COMMON STOCKS..............................         57,327,369      98.8%
                                                         -----------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities..............................            192,022       0.3%

                                               SHARES/
                                                FACE
                                               AMOUNT      VALUE+
                                              ---------- -----------
                                                (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(s)@DFA Short Term Investment Fund...........  4,000,000   4,000,000       6.9%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $3,937,999) to be repurchased
     at $3,860,806........................... $    3,861   3,860,783       6.7%
                                                         -----------     -----
TOTAL SECURITIES LENDING COLLATERAL..........              7,860,783      13.6%
                                                         -----------     -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $72,787,025)........................            $65,380,174     112.7%
                                                         ===========     =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                             ----------- ----------- ------- -----------
Common Stocks
   Australia................................................          -- $ 3,001,739   --    $ 3,001,739
   Austria..................................................          --     118,150   --        118,150
   Belgium..................................................          --     550,428   --        550,428
   Canada................................................... $ 6,665,755          --   --      6,665,755
   Denmark..................................................          --     900,991   --        900,991
   Finland..................................................          --     353,748   --        353,748
   France...................................................     908,937   4,701,879   --      5,610,816
   Germany..................................................     590,842   4,097,556   --      4,688,398
   Greece...................................................          --      47,185   --         47,185
   Hong Kong................................................          --     971,507   --        971,507
   Ireland..................................................      35,842      39,444   --         75,286
   Israel...................................................      43,568     193,772   --        237,340
   Italy....................................................          --     637,805   --        637,805
   Japan....................................................     960,229  11,782,716   --     12,742,945
   Netherlands..............................................     107,446   1,359,423   --      1,466,869
   New Zealand..............................................          --      46,943   --         46,943
   Norway...................................................          --     503,328   --        503,328
   Portugal.................................................          --      41,497   --         41,497
   Singapore................................................          --     516,079   --        516,079
   Spain....................................................          --     972,694   --        972,694
   Sweden...................................................          --   1,675,774   --      1,675,774
   Switzerland..............................................     353,778   2,520,336   --      2,874,114
   United Kingdom...........................................   8,171,398   4,456,580   --     12,627,978
Preferred Stocks
   Germany..................................................          --     192,022   --        192,022
Securities Lending Collateral...............................          --   7,860,783   --      7,860,783
                                                             ----------- -----------   --    -----------
TOTAL....................................................... $17,837,795 $47,542,379   --    $65,380,174
                                                             =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (88.3%)
BRAZIL -- (7.9%)
   Banco do Brasil SA.....................................    81,420 $ 1,010,195       0.3%
   Banco Santander Brasil SA ADR..........................   106,575     860,060       0.3%
   BM&F Bovespa SA........................................   276,525   1,544,994       0.4%
   BRF--Brasil Foods SA...................................    52,600     954,783       0.3%
   Petroleo Brasileiro SA ADR.............................   130,023   3,060,741       0.9%
  #Vale SA Sponsored ADR.                                    100,100   2,222,220       0.6%
   Other Securities.......................................            19,305,899       5.6%
                                                                     -----------      ----
TOTAL BRAZIL..............................................            28,958,892       8.4%
                                                                     -----------      ----
CHILE -- (1.9%)
   Other Securities.......................................             6,959,843       2.0%
                                                                     -----------      ----
CHINA -- (14.2%)
   Bank of China, Ltd. Series H........................... 5,205,356   2,167,623       0.6%
   China Construction Bank Corp. Series H................. 4,336,990   3,371,268       1.0%
   China Mobile, Ltd. Sponsored ADR.......................    59,696   3,303,577       1.0%
   China Overseas Land & Investment, Ltd..................   422,000     913,033       0.3%
   CNOOC, Ltd. ADR........................................     7,380   1,561,977       0.5%
   Industrial & Commercial Bank of China, Ltd. Series H... 4,743,017   3,145,338       0.9%
   Tencent Holdings, Ltd..................................    37,600   1,177,236       0.3%
   Other Securities.......................................            36,554,426      10.5%
                                                                     -----------      ----
TOTAL CHINA...............................................            52,194,478      15.1%
                                                                     -----------      ----
COLOMBIA -- (0.3%)
  #Ecopetrol SA Sponsored ADR                                 14,155     915,828       0.3%
   Other Securities.......................................               316,427       0.1%
                                                                     -----------      ----
TOTAL COLOMBIA............................................             1,232,255       0.4%
                                                                     -----------      ----
CZECH REPUBLIC -- (0.4%)
   Other Securities.......................................             1,325,981       0.4%
                                                                     -----------      ----
EGYPT -- (0.1%)
   Other Securities.......................................               369,716       0.1%
                                                                     -----------      ----
HUNGARY -- (0.3%)
   Other Securities.......................................             1,020,182       0.3%
                                                                     -----------      ----
INDIA -- (6.2%)
HDFC Bank, Ltd............................................    83,678     861,715       0.2%
   Infosys, Ltd...........................................    20,506     950,857       0.3%
   Other Securities.......................................            21,098,233       6.1%
                                                                     -----------      ----
TOTAL INDIA...............................................            22,910,805       6.6%
                                                                     -----------      ----
INDONESIA -- (3.4%)
   PT Astra International Tbk.............................   118,000     908,691       0.2%
   Other Securities.......................................            11,693,845       3.4%
                                                                     -----------      ----
TOTAL INDONESIA...........................................            12,602,536       3.6%
                                                                     -----------      ----
ISRAEL -- (0.0%)
   Other Securities.......................................                38,476       0.0%
                                                                     -----------      ----
MALAYSIA -- (3.6%)
CIMB Group Holdings Berhad................................   421,500   1,030,022       0.3%
   Malayan Banking Berhad.................................   306,701     873,430       0.2%
   Other Securities.......................................            11,348,066       3.3%
                                                                     -----------      ----
TOTAL MALAYSIA............................................            13,251,518       3.8%
                                                                     -----------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                               --------- ----------- ---------------
MEXICO -- (5.0%)
   America Movil S.A.B. de C.V. Series L ADR..................   103,278 $ 2,752,359       0.8%
  #*Cemex S.A.B. de C.V. Sponsored ADR                           199,994   1,445,957       0.4%
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR....    26,897   2,185,650       0.6%
   Grupo Financiero Banorte S.A.B. de C.V. Series O...........   250,633   1,212,186       0.4%
  #Grupo Mexico S.A.B. de C.V. Series B                          350,863   1,081,199       0.3%
   Grupo Televisa S.A.B. Sponsored ADR........................    52,079   1,144,176       0.3%
   Other Securities...........................................             8,430,003       2.5%
                                                                         -----------      ----
TOTAL MEXICO..................................................            18,251,530       5.3%
                                                                         -----------      ----
PERU -- (0.3%)
   Other Securities...........................................               945,439       0.3%
                                                                         -----------      ----
PHILIPPINES -- (1.4%)
   Other Securities...........................................             4,974,721       1.4%
                                                                         -----------      ----
POLAND -- (1.6%)
   Other Securities...........................................             5,726,313       1.6%
                                                                         -----------      ----
RUSSIA -- (3.9%)
   Gazprom OAO Sponsored ADR..................................   457,286   5,296,315       1.5%
   Lukoil OAO Sponsored ADR...................................    42,853   2,636,369       0.8%
   MMC Norilsk Nickel OJSC ADR................................    54,136     963,064       0.3%
   Other Securities...........................................             5,398,279       1.5%
                                                                         -----------      ----
TOTAL RUSSIA..................................................            14,294,027       4.1%
                                                                         -----------      ----
SOUTH AFRICA -- (7.9%)
   AngloGold Ashanti, Ltd. Sponsored ADR......................    36,299   1,247,960       0.4%
   Bidvest Group, Ltd.........................................    36,444     865,648       0.3%
   Gold Fields, Ltd. Sponsored ADR............................    93,499   1,203,332       0.3%
   Impala Platinum Holdings, Ltd..............................    62,237   1,187,626       0.3%
   Naspers, Ltd. Series N.....................................    23,632   1,423,297       0.4%
   Sanlam, Ltd................................................   212,434     912,550       0.3%
   #Sasol, Ltd. Sponsored ADR.................................    44,164   2,094,699       0.6%
   Standard Bank Group, Ltd...................................    95,661   1,404,109       0.4%
   Other Securities...........................................            18,785,728       5.4%
                                                                         -----------      ----
TOTAL SOUTH AFRICA............................................            29,124,949       8.4%
                                                                         -----------      ----
SOUTH KOREA -- (12.8%)
   Hana Financial Group, Inc..................................    29,700   1,012,507       0.3%
   Hyundai Heavy Industries Co., Ltd..........................     3,601     894,849       0.3%
   Hyundai Mobis..............................................     3,903   1,055,242       0.3%
   KB Financial Group, Inc. ADR...............................    31,197   1,058,514       0.3%
   Samsung C&T Corp...........................................    14,325     969,081       0.3%
   Samsung Electronics Co., Ltd...............................     6,288   7,696,269       2.2%
   Other Securities...........................................            34,482,206       9.9%
                                                                         -----------      ----
TOTAL SOUTH KOREA.............................................            47,168,668      13.6%
                                                                         -----------      ----
TAIWAN -- (12.5%)
  #China Steel Corp                                            1,026,724   1,019,312       0.3%
   Hon Hai Precision Industry Co., Ltd........................   544,220   1,634,012       0.5%
   Taiwan Semiconductor Manufacturing Co., Ltd................ 1,095,214   3,237,054       0.9%
   Other Securities...........................................            40,091,305      11.6%
                                                                         -----------      ----
TOTAL TAIWAN..................................................            45,981,683      13.3%
                                                                         -----------      ----
THAILAND -- (2.9%)
   Other Securities...........................................            10,666,795       3.1%
                                                                         -----------      ----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES    VALUE++    OF NET ASSETS**
                                                  ------- ------------ ---------------
TURKEY -- (1.7%)
   Other Securities..............................         $  6,398,067       1.8%
                                                          ------------      ----
TOTAL COMMON STOCKS..............................          324,396,874      93.6%
                                                          ------------      ----
PREFERRED STOCKS -- (5.6%)
BRAZIL -- (5.5%)
   #Banco Bradesco SA Sponsored ADR.............. 167,881    2,691,132       0.8%
   Gerdau SA Sponsored ADR....................... 117,029    1,098,902       0.3%
   Itau Unibanco Holding SA ADR.................. 133,171    2,089,453       0.6%
   Petroleo Brasileiro SA ADR.................... 171,523    3,800,950       1.1%
   #Vale SA Sponsored ADR........................ 151,770    3,282,785       1.0%
   Other Securities..............................            7,061,741       2.0%
                                                          ------------      ----
TOTAL BRAZIL.....................................           20,024,963       5.8%
                                                          ------------      ----
CHILE -- (0.1%)
   Other Securities..............................              419,888       0.1%
                                                          ------------      ----
INDIA -- (0.0%)
   Other Securities..............................                9,770       0.0%
                                                          ------------      ----
MALAYSIA -- (0.0%)
   Other Securities..............................               22,695       0.0%
                                                          ------------      ----
TOTAL PREFERRED STOCKS...........................           20,477,316       5.9%
                                                          ------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..............................                   35       0.0%
                                                          ------------      ----
INDIA -- (0.0%)
   Other Securities..............................                2,060       0.0%
                                                          ------------      ----
MALAYSIA -- (0.0%)
   Other Securities..............................                   --       0.0%
                                                          ------------      ----
SOUTH KOREA -- (0.0%)
   Other Securities..............................                2,002       0.0%
                                                          ------------      ----
THAILAND -- (0.0%)
   Other Securities..............................                7,134       0.0%
                                                          ------------      ----
TOTAL RIGHTS/WARRANTS............................               11,231       0.0%
                                                          ------------      ----

                                                SHARES/
                                                 FACE
                                                AMOUNT       VALUE+
                                              ----------- ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S) @DFA Short Term Investment Fund..........  20,000,000   20,000,000        5.7%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $2,368,759) to be repurchased
     at $2,322,327........................... $     2,322    2,322,313        0.7%
                                                          ------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........               22,322,313        6.4%
                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost
  $315,627,373)..............................             $367,207,734      105.9%
                                                          ============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                             ------------ ------------ ------- ------------
Common Stocks
   Brazil................................................... $ 28,957,656 $      1,236   --    $ 28,958,892
   Chile....................................................    6,959,843           --   --       6,959,843
   China....................................................    7,357,278   44,837,200   --      52,194,478
   Colombia.................................................    1,232,255           --   --       1,232,255
   Czech Republic...........................................           --    1,325,981   --       1,325,981
   Egypt....................................................           --      369,716   --         369,716
   Hungary..................................................           --    1,020,182   --       1,020,182
   India....................................................    1,378,338   21,532,467   --      22,910,805
   Indonesia................................................      615,358   11,987,178   --      12,602,536
   Israel...................................................           --       38,476   --          38,476
   Malaysia.................................................           --   13,251,518   --      13,251,518
   Mexico...................................................   18,251,530           --   --      18,251,530
   Peru.....................................................      945,439           --   --         945,439
   Philippines..............................................      109,600    4,865,121   --       4,974,721
   Poland...................................................           --    5,726,313   --       5,726,313
   Russia...................................................      456,508   13,837,519   --      14,294,027
   South Africa.............................................    5,062,803   24,062,146   --      29,124,949
   South Korea..............................................    2,397,477   44,771,191   --      47,168,668
   Taiwan...................................................    1,669,323   44,312,360   --      45,981,683
   Thailand.................................................   10,666,795           --   --      10,666,795
   Turkey...................................................      257,953    6,140,114   --       6,398,067
Preferred Stocks
   Brazil...................................................   20,024,746          217   --      20,024,963
   Chile....................................................      419,888           --   --         419,888
   India....................................................           --        9,770   --           9,770
   Malaysia.................................................           --       22,695   --          22,695
Rights/Warrants
   Brazil...................................................           35           --   --              35
   India....................................................           --        2,060   --           2,060
   Malaysia.................................................           --           --   --              --
   South Korea..............................................           --        2,002   --           2,002
   Thailand.................................................           --        7,134   --           7,134
Securities Lending Collateral...............................           --   22,322,313   --      22,322,313
                                                             ------------ ------------   --    ------------
TOTAL....................................................... $106,762,825 $260,444,909   --    $367,207,734
                                                             ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                          U.S.      INTERNATIONAL
                                                                        U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                       CORE EQUITY 2     CORE 1         CORE 1
                                                                         PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                       ------------- -------------- --------------
ASSETS:
Investments at Value (including $23,256, $17,048 and $18,363 of
  securities on loan, respectively)................................... $    205,745   $    177,057   $    129,346
Temporary Cash Investments at Value & Cost............................          290            488             --
Collateral Received from Securities on Loan at Value & Cost ..........          235            268          6,355
Affiliated Collateral Received from Securities on Loan at Value & Cost       23,614         17,228         13,000
Foreign Currencies at Value...........................................           --             --            654
Cash..................................................................           --             --            968
Receivables:
   Investment Securities Sold.........................................          287            470             --
   Dividends, Interest and Tax Reclaims...............................          176            158            737
   Securities Lending Income..........................................           15             11             35
   Fund Shares Sold...................................................          110            145             31
Prepaid Expenses and Other Assets.....................................            5             10             10
                                                                       ------------   ------------   ------------
       Total Assets...................................................      230,477        195,835        151,136
                                                                       ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...................................       23,849         17,496         19,354
   Investment Securities Purchased....................................           --            561            627
   Fund Shares Redeemed...............................................           16             28              2
   Due to Advisor.....................................................           42             46             36
Accrued Expenses and Other Liabilities................................           25             17              7
                                                                       ------------   ------------   ------------
       Total Liabilities..............................................       23,932         18,148         20,026
                                                                       ------------   ------------   ------------
NET ASSETS............................................................ $    206,545   $    177,687   $    131,110
                                                                       ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...............................   22,370,110     15,718,914     16,474,992
                                                                       ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............. $       9.23   $      11.30   $       7.96
                                                                       ============   ============   ============
Investments at Cost................................................... $    175,118   $    141,677   $    128,358
                                                                       ------------   ------------   ------------
Foreign Currencies at Cost............................................ $         --   $         --   $        651
                                                                       ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $    173,392   $    141,227   $    129,257
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)..................................................          518            376          1,118
Accumulated Net Realized Gain (Loss)..................................        2,008            704           (268)
Net Unrealized Foreign Exchange Gain (Loss)...........................           --             --             12
Net Unrealized Appreciation (Depreciation)............................       30,627         35,380            991
                                                                       ------------   ------------   ------------
NET ASSETS............................................................ $    206,545   $    177,687   $    131,110
                                                                       ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED.......................................  300,000,000    300,000,000    300,000,000
                                                                       ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                DFA        EMERGING
                                                                           INTERNATIONAL    MARKETS
                                                                             VALUE EX       SOCIAL
                                                                              TOBACCO     CORE EQUITY
                                                                             PORTFOLIO    PORTFOLIO*
                                                                           ------------- ------------
ASSETS:
Investments at Value (including $7,484 and $25,103 of securities on loan,
  respectively)........................................................... $     57,519  $    344,885
Collateral Received from Securities on Loan at Value & Cost...............        3,861         2,322
Affilated Collateral Received from Securities on Loan at Value & Cost.....        4,000        20,000
Foreign Currencies at Value...............................................          179           745
Cash......................................................................           20         1,035
Receivables:
   Investment Securities Sold.............................................           --            30
   Dividends and Tax Reclaims.............................................          304           863
   Securities Lending Income..............................................           21            42
   Fund Shares Sold.......................................................           --           208
Prepaid Expenses and Other Assets.........................................           11            18
                                                                           ------------  ------------
       Total Assets.......................................................       65,915       370,148
                                                                           ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................................        7,861        22,322
   Investment Securities Purchased........................................           22           824
   Fund Shares Redeemed...................................................           --             1
   Due to Advisor.........................................................           20           155
Accrued Expenses and Other Liabilities....................................           13           184
                                                                           ------------  ------------
       Total Liabilities..................................................        7,916        23,486
                                                                           ------------  ------------
NET ASSETS................................................................ $     57,999  $    346,662
                                                                           ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................    7,354,510    27,079,708
                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................................... $       7.89  $      12.80
                                                                           ============  ============
Investments at Cost....................................................... $     64,926  $    293,305
                                                                           ------------  ------------
Foreign Currencies at Cost................................................ $        178  $        737
                                                                           ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................... $     65,476  $    275,214
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)......................................................          467          (430)
Accumulated Net Realized Gain (Loss)......................................         (544)       20,297
Net Unrealized Foreign Exchange Gain (Loss)...............................            6            (7)
Net Unrealized Appreciation (Depreciation)................................       (7,406)       51,588
                                                                           ------------  ------------
NET ASSETS................................................................ $     57,999  $    346,662
                                                                           ============  ============
(1) NUMBER OF SHARES AUTHORIZED...........................................  300,000,000   500,000,000
                                                                           ============  ============

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                            U.S.      INTERNATIONAL
                                                          U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                         CORE EQUITY 2     CORE 1         CORE 1
                                                           PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                         ------------- -------------- --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $0 and $175, respectively).........................    $ 1,747       $ 1,502         $2,043
   Interest.............................................         --             1             --
   Income from Securities Lending.......................         95            53             99
                                                            -------       -------         ------
       Total Investment Income..........................      1,842         1,556          2,142
                                                            -------       -------         ------
EXPENSES
   Investment Advisory Services Fees....................        247           236            257
   Accounting & Transfer Agent Fees.....................         20            18             19
   Custodian Fees.......................................          9             9             53
   Filing Fees..........................................         16            10             10
   Shareholders' Reports................................          3             3              3
   Directors'/Trustees' Fees & Expenses.................          1             1             --
   Professional Fees....................................          2             2              2
   Other................................................         21             1              3
                                                            -------       -------         ------
       Total Expenses...................................        319           280            347
                                                            -------       -------         ------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)...........................................         --            20             --
   Fees Paid Indirectly.................................         --            --             --
                                                            -------       -------         ------
   Net Expenses.........................................        319           300            347
                                                            -------       -------         ------
   NET INVESTMENT INCOME (LOSS).........................      1,523         1,256          1,795
                                                            -------       -------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities..............................          2             6             --
   Net Realized Gain (Loss) on:
     Investment Securities Sold.........................      3,436         1,923           (197)
     Foreign Currency Transactions......................         --            --            (27)
   Change in Unrealized Appreciation (Depreciation)of:
     Investment Securities and Foreign Currency.........     17,467        16,130          4,152
     Translation of Foreign Currency Denominated
     Amounts............................................         --            --             12
                                                            -------       -------         ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............     20,905        18,059          3,940
                                                            -------       -------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.......................................    $22,428       $19,315         $5,735
                                                            =======       =======         ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     DFA       EMERGING
                                                                INTERNATIONAL   MARKETS
                                                                  VALUE EX      SOCIAL
                                                                   TOBACCO    CORE EQUITY
                                                                  PORTFOLIO    PORTFOLIO
                                                                ------------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $78 and
     $327, respectively).......................................    $  956       $ 3,164
   Income from Securities Lending..............................        51           269
                                                                   ------       -------
       Total Investment Income.................................     1,007         3,433
                                                                   ------       -------

EXPENSES
   Investment Advisory Services Fees...........................       125         1,044
   Accounting & Transfer Agent Fees............................        15            33
   Custodian Fees..............................................        16           348
   Filing Fees.................................................         9            16
   Shareholders' Reports.......................................         1            12
   Directors'/Trustees' Fees & Expenses........................        --             2
   Professional Fees...........................................         1            23
   Other.......................................................         5             8
                                                                   ------       -------
       Total Expenses..........................................       172         1,486
                                                                   ------       -------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................        (7)           --
   Fees Paid Indirectly........................................        --            (7)
                                                                   ------       -------
   Net Expenses................................................       165         1,479
                                                                   ------       -------
   NET INVESTMENT INCOME (LOSS)................................       842         1,954
                                                                   ------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................        50        19,098
       Futures.................................................        --           996
       Foreign Currency Transactions...........................        (2)          273**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............      (101)       (9,202)
       Translation of Foreign Currency Denominated Amounts.....         3            (9)
                                                                   ------       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (50)       11,156
                                                                   ------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................    $  792       $13,110
                                                                   ======       =======

--------
** Net of foreign capital gain taxes withheld of $22.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                                         INTERNATIONAL
                                                           U.S. SOCIAL CORE     U.S. SUSTAINABILITY     SUSTAINABILITY
                                                          EQUITY 2 PORTFOLIO     CORE 1 PORTFOLIO      CORE 1 PORTFOLIO
                                                         --------------------  --------------------  --------------------
                                                         SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                            ENDED     ENDED       ENDED     ENDED       ENDED     ENDED
                                                          APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                            2012       2011       2012       2011       2012       2011
                                                         ----------- --------  ----------- --------  ----------- --------
INCREASE (DECREASE) IN NET ASSETS                        (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
Operations:
 Net Investment Income (Loss)...........................  $  1,523   $  2,103   $  1,256   $  1,979   $  1,795   $  3,099
 Capital Gain Distributions Received from Investment
   Securities...........................................         2         --          6         --         --         --
 Net Realized Gain (Loss) on:...........................
   Investment Securities Sold...........................     3,436      2,001      1,923      2,448       (197)     1,589
   Futures..............................................        --          6         --         --         --         --
   Foreign Currency Transactions........................        --         --         --         --        (27)         5
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    17,467      2,319     16,130      5,681      4,152    (11,177)
   Translation of Foreign Currency Denominated
     Amounts............................................        --         --         --         --         12         (8)
                                                          --------   --------   --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations..................................    22,428      6,429     19,315     10,108      5,735     (6,492)
                                                          --------   --------   --------   --------   --------   --------
Distributions From:
 Net Investment Income..................................    (1,382)    (1,947)    (1,194)    (1,894)    (1,107)    (3,047)
 Net Long-Term Gains....................................        --         --         --         --       (106)        --
                                                          --------   --------   --------   --------   --------   --------
     Total Distributions................................    (1,382)    (1,947)    (1,194)    (1,894)    (1,213)    (3,047)
                                                          --------   --------   --------   --------   --------   --------
Capital Share Transactions (1):
 Shares Issued..........................................    17,238     79,803     25,486     39,787     30,916     45,694
 Shares Issued in Lieu of Cash Distributions............       975      1,320      1,117      1,872      1,202      3,016
 Shares Redeemed........................................   (21,886)   (17,314)   (15,103)   (29,204)   (21,977)   (29,269)
                                                          --------   --------   --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share
       Transactions.....................................    (3,673)    63,809     11,500     12,455     10,141     19,441
                                                          --------   --------   --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets............    17,373     68,291     29,621     20,669     14,663      9,902
NET ASSETS
 Beginning of Period....................................   189,172    120,881    148,066    127,397    116,447    106,545
                                                          --------   --------   --------   --------   --------   --------
 End of Period..........................................  $206,545   $189,172   $177,687   $148,066   $131,110   $116,447
                                                          ========   ========   ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..........................................     1,990      9,133      2,409      3,925      4,150      5,560
 Shares Issued in Lieu of Cash Distributions............       118        157        110        184        164        353
 Shares Redeemed........................................    (2,474)    (2,001)    (1,418)    (2,809)    (2,913)    (3,536)
                                                          --------   --------   --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and
       Redeemed.........................................      (366)     7,289      1,101      1,300      1,401      2,377
                                                          ========   ========   ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)......................  $    518   $    377   $    376   $    314   $  1,118   $    430

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                  DFA
                                                                             INTERNATIONAL             EMERGING
                                                                               VALUE EX                 MARKETS
                                                                                TOBACCO               SOCIAL CORE
                                                                               PORTFOLIO           EQUITY PORTFOLIO
                                                                         --------------------  ----------------------
                                                                         SIX MONTHS    YEAR    SIX MONTHS       YEAR
                                                                            ENDED     ENDED       ENDED        ENDED
                                                                          APRIL 30,  OCT. 31,   APRIL 30,     OCT. 31,
                                                                            2012       2011       2012          2011
                                                                         ----------- --------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS                                        (UNAUDITED)           (UNAUDITED)
Operations:
 Net Investment Income (Loss)...........................................   $   842   $  1,788   $   1,954   $  12,884
 Net Realized Gain (Loss) on:
   Investment Securities Sold...........................................        50      1,387      19,098      14,096
   Futures..............................................................        --         --         996      (1,413)
   Foreign Currency Transactions........................................        (2)         9         273**      (967)**
   In-Kind Redemptions..................................................        --         --          --      34,384*
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................      (101)    (7,898)     (9,202)   (136,467)
   Translation of Foreign Currency Denominated Amounts..................         3         (4)         (9)         (6)
 Change in Deferred Thailand Capital Gains Tax..........................        --         --          --         837
                                                                           -------   --------   ---------   ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations....       792     (4,718)     13,110     (76,652)
                                                                           -------   --------   ---------   ---------
Distributions From:
   Net Investment Income................................................      (586)    (1,765)     (2,833)    (11,844)
   Net Long-Term Gains..................................................        --         --          --     (25,188)
                                                                           -------   --------   ---------   ---------
     Total Distributions................................................      (586)    (1,765)     (2,833)    (37,032)
                                                                           -------   --------   ---------   ---------
Capital Share Transactions (1):
 Shares Issued..........................................................     4,280         --     123,596     179,278
 Shares Issued in Lieu of Cash Distributions............................       586      1,765       2,622      36,082
 Shares Redeemed........................................................        --     (7,000)   (225,398)   (281,846)
                                                                           -------   --------   ---------   ---------
     Net Increase (Decrease) from Capital Share Transactions............     4,866     (5,235)    (99,180)    (66,486)
                                                                           -------   --------   ---------   ---------
     Total Increase (Decrease) in Net Assets............................     5,072    (11,718)    (88,903)   (180,170)
NET ASSETS
 Beginning of Period....................................................    52,927     64,645     435,565     615,735
                                                                           -------   --------   ---------   ---------
 End of Period..........................................................   $57,999   $ 52,927   $ 346,662   $ 435,565
                                                                           =======   ========   =========   =========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..........................................................       571         --       9,941      12,772
 Shares Issued in Lieu of Cash Distributions............................        79        200         232       2,570
 Shares Redeemed........................................................        --       (782)    (18,427)    (21,612)
                                                                           -------   --------   ---------   ---------
     Net Increase (Decrease) from Shares Issued and Redeemed............       650       (582)     (8,254)     (6,270)
                                                                           =======   ========   =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)....................................................   $   467   $    211   $    (430)  $     449

--------
*  See Note K in the Notes to Financial Statements.
** Net of foreign capital gain taxes withheld of $22 and $349, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS      YEAR      YEAR      YEAR      PERIOD           PERIOD
                                                      ENDED       ENDED     ENDED     ENDED   DEC. 1, 2007    OCT. 1, 2007(a)
                                                    APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,      TO               TO
                                                      2012         2011      2010      2009   OCT. 31, 2008    NOV. 30, 2007
                                                   -----------   --------  --------  -------- -------------   ---------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   8.32     $   7.83  $   6.57  $  6.12     $  9.33          $ 10.00
                                                    --------     --------  --------  -------     -------          -------
Income from Investment Operations
  Net Investment Income (Loss)(A).................      0.07         0.11      0.10     0.10        0.12             0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.90         0.48      1.25     0.46       (3.21)           (0.69)
                                                    --------     --------  --------  -------     -------          -------
   Total from Investment Operations...............      0.97         0.59      1.35     0.56       (3.09)           (0.67)
Less Distributions
   Net Investment Income..........................     (0.06)       (0.10)    (0.09)   (0.11)      (0.12)              --
                                                    --------     --------  --------  -------     -------          -------
  Total Distributions.............................     (0.06)       (0.10)    (0.09)   (0.11)      (0.12)              --
Net Asset Value, End of Period....................  $   9.23     $   8.32  $   7.83  $  6.57     $  6.12          $  9.33
Total Return......................................     11.76%(C)     7.57%    20.75%    9.49%     (33.48)%(C)       (6.70)%(C)
Net Assets, End of Period (thousands).............  $206,545     $189,172  $120,881  $76,815     $30,363          $35,489
Ratio of Expenses to Average Net Assets...........      0.32%(B)     0.35%     0.33%    0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................      0.32%(B)     0.35%     0.33%    0.41%       0.49%(B)         0.53%(B)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.55%(B)     1.28%     1.32%    1.62%       1.56%(B)         1.55%(B)(D)
Portfolio Turnover Rate...........................         8%(C)       12%       13%       8%          7%(C)            0%(C)

                                                                U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                                   --------------------------------------------------------------
                                                   SIX MONTHS      YEAR      YEAR      YEAR        PERIOD
                                                      ENDED       ENDED     ENDED     ENDED   MARCH 12, 2008(a)
                                                    APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,        TO
                                                      2012         2011      2010      2009     OCT. 31, 2008
                                                   -----------   --------  --------  -------- -----------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  10.13     $   9.57  $   8.15  $  7.39       $ 10.00
                                                    --------     --------  --------  -------       -------
Income from Investment Operations
  Net Investment Income (Loss)(A).................      0.08         0.14      0.13     0.14          0.10
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      1.17         0.56      1.42     0.77         (2.64)
                                                    --------     --------  --------  -------       -------
   Total from Investment Operations...............      1.25         0.70      1.55     0.91         (2.54)
Less Distributions
   Net Investment Income..........................     (0.08)       (0.14)    (0.13)   (0.15)        (0.07)
                                                    --------     --------  --------  -------       -------
  Total Distributions.............................     (0.08)       (0.14)    (0.13)   (0.15)        (0.07)
Net Asset Value, End of Period....................  $  11.30     $  10.13  $   9.57  $  8.15       $  7.39
Total Return......................................     12.43%(C)     7.31%    19.15%   12.69%       (25.62)%(C)
Net Assets, End of Period (thousands).............  $177,687     $148,066  $127,397  $85,299       $51,194
Ratio of Expenses to Average Net Assets...........      0.37%(B)     0.37%     0.37%    0.37%         0.37%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................      0.35%(B)     0.35%     0.37%    0.47%         0.61%(B)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.55%(B)     1.39%     1.46%    1.97%         1.74%(B)(D)
Portfolio Turnover Rate...........................         6%(C)       14%        6%      18%           12%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                        ----------------------------------------------------------------
                        SIX MONTHS       YEAR      YEAR      YEAR        PERIOD
                           ENDED        ENDED     ENDED     ENDED   MARCH 12, 2008(a)
                         APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,        TO
                           2012          2011      2010      2009     OCT. 31, 2008
                        -----------   --------   --------  -------- -----------------
                        (UNAUDITED)
Net Asset
  Value,
  Beginning
  of
  Period...............  $   7.73     $   8.39   $   7.70  $  6.00       $ 10.00
                         --------     --------   --------  -------       -------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)(A)...........      0.11         0.23       0.17     0.16          0.17
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........      0.20        (0.66)      0.68     1.70         (4.03)
                         --------     --------   --------  -------       -------
   Total
     from
     Investment
     Operations........      0.31        (0.43)      0.85     1.86         (3.86)
Less
  Distributions
 Net
   Investment
   Income..............     (0.07)       (0.23)     (0.16)   (0.16)        (0.14)
 Net
   Realized
   Gains...............     (0.01)          --         --       --            --
                         --------     --------   --------  -------       -------
     Total
       Distributions...     (0.08)       (0.23)     (0.16)   (0.16)        (0.14)
Net Asset
  Value,
  End of
  Period...............  $   7.96     $   7.73   $   8.39  $  7.70       $  6.00
Total
  Return...............      4.09%(C)    (5.41)%    11.29%   31.56%       (39.13)%(C)
Net Assets,
  End of
  Period
  (thousands)..........  $131,110     $116,447   $106,545  $74,124       $37,655
Ratio of
  Expenses
  to
  Average
  Net
  Assets...............      0.57%(B)     0.57%      0.57%    0.57%         0.57%(B)(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees and
  Fees Paid
  Indirectly)..........      0.57%(B)     0.54%      0.55%    0.66%         1.00%(B)(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
Assets.................      2.95%(B)     2.66%      2.15%    2.57%         3.18%(B)(D)
Portfolio
  Turnover
  Rate.................        10%(C)       13%         7%       7%            2%(C)

                                DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                        ------------------------------------------------------------
                        SIX MONTHS      YEAR      YEAR     YEAR        PERIOD
                           ENDED       ENDED     ENDED    ENDED   JUNE 30, 2008(a)
                         APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,        TO
                           2012         2011      2010     2009    OCT. 31, 2008
                        -----------   --------  -------- -------- ----------------
                        (UNAUDITED)
Net Asset
  Value,
  Beginning
  of
  Period...............   $  7.89     $  8.87   $  8.22  $  6.33      $ 10.00
                          -------     -------   -------  -------      -------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)(A)...........      0.12        0.27      0.19     0.20         0.08
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........     (0.03)      (0.99)     0.64     1.90        (3.72)
                          -------     -------   -------  -------      -------
   Total
     from
     Investment
     Operations........      0.09       (0.72)     0.83     2.10        (3.64)
Less
  Distributions
 Net
   Investment
   Income..............     (0.09)      (0.26)    (0.18)   (0.21)       (0.03)
 Net
   Realized
   Gains...............        --          --        --       --           --
                          -------     -------   -------  -------      -------
     Total
       Distributions...     (0.09)      (0.26)    (0.18)   (0.21)       (0.03)
Net Asset
  Value,
  End of
  Period...............   $  7.89     $  7.89   $  8.87  $  8.22      $  6.33
Total
  Return...............      1.17%(C)   (8.37)%   10.49%   33.74%      (36.47)%(C)
Net Assets,
  End of
  Period
  (thousands)..........   $57,999     $52,927   $64,645  $49,627      $31,792
Ratio of
  Expenses
  to
  Average
  Net
  Assets...............      0.60%(B)    0.60%     0.60%    0.60%        0.60%(B)(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees and
  Fees Paid
  Indirectly)..........      0.63%(B)    0.61%     0.62%    0.70%        0.66%(B)(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
Assets.................      3.06%(B)    2.99%     2.30%    2.98%        2.18%(B)(D)
Portfolio
  Turnover
  Rate.................        10%(C)      21%       23%      32%           1%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                           ----------------------------------------------------------------------
                                           SIX MONTHS       YEAR      YEAR      YEAR       PERIOD         YEAR
                                              ENDED        ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED
                                            APRIL 30,     OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,
                                              2012          2011      2010      2009    OCT. 31, 2008     2007
                                           -----------   --------   --------  --------  -------------   --------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period......  $  12.33     $  14.80   $  11.51  $   6.92    $  16.27      $  11.46
                                            --------     --------   --------  --------    --------      --------
Income from Investment Operations
 Net Investment Income (Loss)(A)..........      0.06         0.28       0.20      0.18        0.30          0.28
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      0.48        (1.85)      3.29      4.59       (8.28)         4.74
                                            --------     --------   --------  --------    --------      --------
   Total from Investment Operations.......      0.54        (1.57)      3.49      4.77       (7.98)         5.02
Less Distributions
 Net Investment Income....................     (0.07)       (0.30)     (0.20)    (0.18)      (0.32)        (0.21)
 Net Realized Gains.......................        --        (0.60)        --        --       (1.05)           --
                                            --------     --------   --------  --------    --------      --------
   Total Distributions....................     (0.07)       (0.90)     (0.20)    (0.18)      (1.37)        (0.21)
Net Asset Value, End of Period............  $  12.80     $  12.33   $  14.80  $  11.51    $   6.92      $  16.27
Total Return..............................      4.48%(C)   (11.29)%    30.63%    69.84%     (53.24)%(C)    44.12%
Net Assets, End of Period (thousands).....  $346,662     $435,565   $615,735  $460,705    $215,101      $482,671
Ratio of Expenses to Average Net Assets...      0.78%(B)     0.70%      0.67%     0.70%       0.66%(B)      0.66%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)...      0.79%(B)     0.71%      0.67%     0.70%       0.66%(B)      0.66%
Ratio of Net Investment Income to Average
  Net Assets..............................      1.03%(B)     1.99%      1.57%     2.10%       2.54%(B)      2.02%
Portfolio Turnover Rate...................        17%(C)       28%        14%        4%         13%(C)        12%

                                           --------------------
                                                PERIOD
                                           AUG. 31, 2006(a)
                                                  TO
                                            NOV. 30, 2006
                                           ----------------

Net Asset Value, Beginning of Period......     $  10.00
                                               --------
Income from Investment Operations
 Net Investment Income (Loss)(A)..........         0.03
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..............         1.43
                                               --------
   Total from Investment Operations.......         1.46
Less Distributions
 Net Investment Income....................           --
 Net Realized Gains.......................           --
                                               --------
   Total Distributions....................           --
Net Asset Value, End of Period............     $  11.46
Total Return..............................        14.60%(C)
Net Assets, End of Period (thousands).....     $358,924
Ratio of Expenses to Average Net Assets...         0.78%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)...         0.78%(B)(D)
Ratio of Net Investment Income to Average
  Net Assets..............................         1.09%(B)(D)
Portfolio Turnover Rate...................            0%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining sixty-one portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets

Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees Fees and Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio.................... 0.25%
U.S. Sustainability Core 1 Portfolio................... 0.29%
International Sustainability Core 1 Portfolio.......... 0.42%
DFA International Value ex Tobacco Portfolio........... 0.45%
Emerging Markets Social Core Equity Portfolio.......... 0.55%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
                                                          AMOUNT   EXPENSES ASSUMED     RECOVERY
                                                        ---------- ---------------- -----------------
U.S. Social Core Equity 2 Portfolio (1)................    0.60%          --                --
U.S. Sustainability Core 1 Portfolio (2)...............    0.37%         $19               $31
International Sustainability Core 1 Portfolio (2)......    0.57%          --                33
DFA International Value ex Tobacco Portfolio (3).......    0.60%          --                59
Emerging Markets Social Core Equity Portfolio (2)......    0.85%          --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce U.S. Social Core Equity 2 Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses for each such Portfolio to the rates listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount. For Emerging Markets Social Core Equity Porfolio, the Advisor has voluntarily agreed to assume the costs of the Portfolio's engagement of its Social Screen Portfolios Vendor but may terminate the assumption of this expense at any time.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume DFA International Value ex Tobacco Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                             FESS PAID
                                                             INDIRECTLY
                                                             ----------
International Sustainability Core 1 Portfolio...............     --
DFA International Value ex Tobacco Portfolio................     --
Emerging Markets Social Core Equity Portfolio...............    $ 7

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio......................... $ 2
U.S. Sustainability Core 1 Portfolio........................   3
International Sustainability Core 1 Portfolio...............   2
DFA International Value ex Tobacco Portfolio................   2
Emerging Markets Social Core Equity Portfolio...............  13

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                             PURCHASES  SALES
                                                             --------- --------
U.S. Social Core Equity 2 Portfolio.........................  $16,138  $ 20,484
U.S. Sustainability Core 1 Portfolio........................   20,311     9,698
International Sustainability Core 1 Portfolio...............   21,419    11,673
DFA International Value ex Tobacco Portfolio................   10,484     5,395
Emerging Markets Social Core Equity Portfolio...............   61,115   159,293

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities distributed in-kind to redeeming shareholders, realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio....................          --             --              --
U.S. Sustainability Core 1 Portfolio...................          --             --              --
International Sustainability Core 1 Portfolio..........     $   267        $    (7)       $   (260)
DFA International Value ex Tobacco Portfolio...........          --             16             (16)
Emerging Markets Social Core Equity Portfolio..........      48,079         (2,017)        (46,062)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                        -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2010...................................................    $ 1,260             --    $ 1,260
2011...................................................      1,947             --      1,947
U.S. Sustainability Core 1 Portfolio
2010...................................................      1,491             --      1,491
2011...................................................      1,894             --      1,894
International Sustainability Core 1 Portfolio
2010...................................................      1,655             --      1,655
2011...................................................      3,306        $     8      3,314
DFA International Value ex Tobacco Portfolio
2010...................................................      1,106             --      1,106
2011...................................................      1,765             --      1,765
Emerging Markets Social Core Equity Portfolio
2010...................................................      7,760             --      7,760
2011...................................................     13,078         37,649     50,727

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                            INCOME
                                                        AND SHORT-TERM   LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                        -------------- ------------- -------
International Sustainability Core 1 Portfolio..........     $  259        $     8    $   267
Emerging Markets Social Core Equity Portfolio..........      1,234         12,461     13,695

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED                               TOTAL NET
                                                             NET INVESTMENT                            DISTRIBUTABLE
                                                               INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                                               SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSS)
                                                             -------------- ------------- ------------ -------------
U.S. Social Core Equity 2 Portfolio.........................      $399            --        $(1,398)       $(999)
U.S. Sustainability Core 1 Portfolio........................       330            --         (1,224)        (894)
International Sustainability Core 1 Portfolio...............       432           $91             --          523
DFA International Value ex Tobacco Portfolio................       234            --           (490)        (256)
Emerging Markets Social Core Equity Portfolio...............       870            --             --          870

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

                                                             EXPIRES ON OCTOBER 31,
                                                             ----------------------
                                                              2017        2018      TOTAL
                                                                ------    ----      ------
U.S. Social Core Equity 2 Portfolio......................... $1,263       $135      $1,398
U.S. Sustainability Core 1 Portfolio........................  1,224         --       1,224
DFA International Value ex Tobacco Portfolio................    490         --         490

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized gains for federal income tax purposes (amount in thousands):

U.S. Social Core Equity 2 Portfolio......................... $2,013
U.S. Sustainability Core 1 Portfolio........................  2,448
International Sustainability Core 1 Portfolio...............  1,259
DFA International Value ex Tobacco Portfolio................  1,379

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                             FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                             TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             -------- ------------ -------------- --------------
U.S. Social Core Equity 2 Portfolio......................... $199,283   $43,063       $(12,462)      $30,601
U.S. Sustainability Core 1 Portfolio........................  159,667    43,233         (7,859)       35,374
International Sustainability Core 1 Portfolio...............  148,167    18,174        (17,640)          534
DFA International Value ex Tobacco Portfolio................   72,890     4,002        (11,512)       (7,510)
Emerging Markets Social Core Equity Portfolio...............  315,722    87,366        (35,881)       51,485

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Portfolios' location and value of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                                        LOCATION ON THE STATEMENTS   EQUITY
                                                              OF OPERATIONS         CONTRACTS
                                                        --------------------------  ---------
                                                        Net Realized Gain (Loss)
Emerging Markets Social Core Equity Portfolio*.........               on Futures      $996

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio.........................     0.87%        $  879         42        $ 1        $ 4,712
U.S. Sustainability Core 1 Portfolio........................     0.83%           177          1         --            177
International Sustainability Core 1 Portfolio...............     0.86%         1,979         27          1          4,691
DFA International Value ex Tobacco Portfolio................     0.86%            24         12         --             70
Emerging Markets Social Core Equity Portfolio...............     0.86%         3,027         16          1         20,361

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, the Portfolios had securities on loan to brokers/dealers, for which they received cash collateral. In addition, Emerging Markets Social Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $11,478 (in thousands). The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, Emerging Markets Social Core Equity Portfolio realized net gains of in-kind redemptions in the amount of $34,384 (amount in thousands).

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

M. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
U.S. Social Core Equity 2 Portfolio..............................      3             55%
U.S. Sustainability Core 1 Portfolio.............................      3             90%
International Sustainability Core 1 Portfolio....................      3             96%
DFA International Value ex Tobacco Portfolio.....................      3             99%
Emerging Markets Social Core Equity Portfolio....................      2             37%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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

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

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

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-014S

                                                             (DIMENSIONAL LOGO)

SEMI-ANNUAL REPORT
------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

(DIMENSIONAL LOGO)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses.................................................   2
   Disclosure of Portfolio Holdings............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings.............
       Tax-Managed U.S. Marketwide Value Portfolio.............................   6
       Tax-Managed U.S. Equity Portfolio.......................................   7
       Tax-Managed U.S. Targeted Value Portfolio...............................  10
       Tax-Managed U.S. Small Cap Portfolio....................................  13
       T.A. U.S. Core Equity 2 Portfolio.......................................  16
       Tax-Managed DFA International Value Portfolio...........................  19
       T.A. World ex U.S. Core Equity Portfolio................................  23
   Statements of Assets and Liabilities........................................  30
   Statements of Operations....................................................  32
   Statements of Changes in Net Assets.........................................  34
   Financial Highlights........................................................  36
   Notes to Financial Statements...............................................  40
THE DFA INVESTMENT TRUST COMPANY--THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses.................................................  52
   Disclosure of Portfolio Holdings............................................  53
   Summary Schedule of Portfolio Holdings......................................  54
   Statement of Assets and Liabilities.........................................  57
   Statement of Operations.....................................................  58
   Statements of Changes in Net Assets.........................................  59
   Financial Highlights........................................................  60
   Notes to Financial Statements...............................................  61
VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................................  67
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS...............................  68

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

   ADR    American Depositary Receipt

   FHLMC  Federal Home Loan Mortgage Corporation

   FNMA   Federal National Mortgage Association

   P.L.C. Public Limited Company

Investment Footnotes

   +        See Note B to Financial Statements.

   ++ Securities have generally been fair valued. See Note B to Financial Statements.

   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

   *        Non-Income Producing Securities.

   #        Total or Partial Securities on Loan.

   @        Security purchased with cash proceeds from Securities on Loan.

   (r)      The adjustable rate shown is effective as of April 30, 2012.

   (S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)      Computed using average shares outstanding.

   (B)      Annualized

   (C)      Non-Annualized

   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

   (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --     Amounts designated as -- are either zero or rounded to zero.

   SEC    Securities and Exchange Commission

   (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,112.24    0.38%    $2.00
Hypothetical 5% Annual Return................. $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,126.27    0.22%    $1.16
Hypothetical 5% Annual Return................. $1,000.00 $1,023.77    0.22%    $1.11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,116.76    0.45%    $2.37
Hypothetical 5% Annual Return................. $1,000.00 $1,022.63    0.45%    $2.26

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,114.77    0.53%    $2.79
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.53%    $2.66

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,120.94    0.25%    $1.32
Hypothetical 5% Annual Return................. $1,000.00 $1,023.62    0.25%    $1.26

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,010.87    0.55%    $2.75
Hypothetical 5% Annual Return................. $1,000.00 $1,022.13    0.55%    $2.77

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,042.49    0.48%    $2.44
Hypothetical 5% Annual Return................. $1,000.00 $1,022.48    0.48%    $2.41

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio.......             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary............................  12.6%
Consumer Staples..................................   9.8%
Energy............................................  10.9%
Financials........................................  12.9%
Health Care.......................................  11.5%
Industrials.......................................  11.4%
Information Technology............................  20.3%
Materials.........................................   4.1%
Other.............................................    --
Real Estate Investment Trusts.....................   0.2%
Telecommunication Services........................   2.7%
Utilities.........................................   3.6%
                                                   -----
                                                   100.0%

       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary............................  17.9%
Consumer Staples..................................   4.1%
Energy............................................   9.2%
Financials........................................  24.4%
Health Care.......................................   6.1%
Industrials.......................................  16.0%
Information Technology............................  12.4%
Materials.........................................   8.8%
Other.............................................    --
Telecommunication Services........................   0.7%
Utilities.........................................   0.4%
                                                   -----
                                                   100.0%

          TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary............................  17.2%
Consumer Staples..................................   4.6%
Energy............................................   5.3%
Financials........................................  18.7%
Health Care.......................................   9.4%
Industrials.......................................  17.8%
Information Technology............................  17.9%
Materials.........................................   5.3%
Other.............................................    --
Telecommunication Services........................   1.0%
Utilities.........................................   2.8%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

           T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary............................  14.6%
Consumer Staples..................................   6.3%
Energy............................................  11.5%
Financials........................................  18.4%
Health Care.......................................  10.5%
Industrials.......................................  14.2%
Information Technology............................  14.0%
Materials.........................................   5.1%
Other.............................................    --
Real Estate Investment Trusts.....................    --
Telecommunication Services........................   3.1%
Utilities.........................................   2.3%
                                                   -----
                                                   100.0%

     TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary............................  11.6%
Consumer Staples..................................   4.8%
Energy............................................  16.3%
Financials........................................  25.8%
Health Care.......................................   2.2%
Industrials.......................................  10.8%
Information Technology............................   3.1%
Materials.........................................  13.4%
Telecommunication Services........................   8.5%
Utilities.........................................   3.5%
                                                   -----
                                                   100.0%

        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary............................  12.8%
Consumer Staples..................................   7.1%
Energy............................................   9.7%
Financials........................................  23.9%
Health Care.......................................   4.4%
Industrials.......................................  15.8%
Information Technology............................   6.8%
Materials.........................................  12.9%
Telecommunication Services........................   3.5%
Utilities.........................................   3.1%
                                                   -----
                                                   100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
    The DFA Investment Trust Company............................ $2,273,733,377
                                                                 --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,855,576,898)................................. $2,273,733,377
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              PERCENTAGE
                                      SHARES      VALUE+    OF NET ASSETS**
                                     --------- ------------ ---------------
COMMON STOCKS -- (92.3%)
Consumer Discretionary -- (11.6%)
  *Amazon.com, Inc..................    36,400 $  8,441,160       0.6%
   Comcast Corp. Class A............   217,703    6,602,932       0.4%
   Home Depot, Inc. (The)...........   169,942    8,801,296       0.6%
   McDonald's Corp..................   105,025   10,234,686       0.7%
   Walt Disney Co. (The)............   176,091    7,591,283       0.5%
   Other Securities.................            149,034,066       9.8%
                                               ------------      ----
Total Consumer Discretionary........            190,705,423      12.6%
                                               ------------      ----

Consumer Staples -- (9.0%)
   Altria Group, Inc................   206,600    6,654,586       0.4%
   Coca-Cola Co. (The)..............   203,410   15,524,251       1.0%
   CVS Caremark Corp................   134,979    6,022,763       0.4%
   Kraft Foods, Inc. Class A........   173,972    6,936,264       0.5%
   PepsiCo, Inc.....................   155,301   10,249,866       0.7%
   Philip Morris International, Inc.   174,043   15,578,589       1.0%
   Procter & Gamble Co. (The).......   283,423   18,037,040       1.2%
   Wal-Mart Stores, Inc.............   187,430   11,041,501       0.7%
   Other Securities.................             58,288,884       3.9%
                                               ------------      ----
Total Consumer Staples..............            148,333,744       9.8%
                                               ------------      ----

Energy -- (10.1%)
   Chevron Corp.....................   204,526   21,794,291       1.4%
   ConocoPhillips...................   129,055    9,244,210       0.6%
   Exxon Mobil Corp.................   483,685   41,761,363       2.7%
   Occidental Petroleum Corp........    83,221    7,591,420       0.5%
   Schlumberger, Ltd................   137,333   10,181,869       0.7%
   Other Securities.................             75,386,065       5.0%
                                               ------------      ----
Total Energy........................            165,959,218      10.9%
                                               ------------      ----

Financials -- (11.9%)
   American Express Co..............   107,990    6,502,078       0.4%
   Bank of America Corp............. 1,102,479    8,941,105       0.6%
  *Berkshire Hathaway, Inc..........   181,931   14,636,349       1.0%
   Citigroup, Inc...................   290,050    9,583,252       0.6%
   Goldman Sachs Group, Inc. (The)..    48,500    5,584,775       0.4%
   JPMorgan Chase & Co..............   396,124   17,025,410       1.1%
   U.S. Bancorp.....................   193,430    6,222,643       0.4%
   Wells Fargo & Co.................   518,637   17,338,035       1.2%
   Other Securities.................            109,394,227       7.2%
                                               ------------      ----
Total Financials....................            195,227,874      12.9%
                                               ------------      ----

Health Care -- (10.6%)
   Abbott Laboratories..............   161,100    9,997,866       0.6%
   Amgen, Inc.......................    82,071    5,836,069       0.4%
   Bristol-Myers Squibb Co..........   171,355    5,718,116       0.4%
   Johnson & Johnson................   281,854   18,345,877       1.2%
   Merck & Co., Inc.................   313,485   12,301,151       0.8%
   Pfizer, Inc......................   778,484   17,850,638       1.2%
   UnitedHealth Group, Inc..........   108,255    6,078,518       0.4%
   Other Securities.................             98,112,722       6.5%
                                               ------------      ----
Total Health Care...................            174,240,957      11.5%
                                               ------------      ----

Industrials -- (10.5%)
   3M Co............................    67,128    5,998,558       0.4%
   Caterpillar, Inc.................    66,309    6,814,576       0.4%
   General Electric Co.............. 1,094,565   21,431,583       1.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                                      SHARES         VALUE+     OF NET ASSETS**
                                                                                    ------------ -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp..............................................................       49,616 $    5,578,823        0.4%
   United Technologies Corp........................................................       88,995      7,265,552        0.5%
   Other Securities................................................................                 126,066,624        8.3%
                                                                                                 --------------      -----
Total Industrials..................................................................                 173,155,716       11.4%
                                                                                                 --------------      -----

Information Technology -- (18.8%)
  *Apple, Inc......................................................................       99,202     57,957,776        3.8%
   Cisco Sytems, Inc...............................................................      559,395     11,271,809        0.7%
  *EMC Corp........................................................................      211,449      5,964,976        0.4%
  *Google, Inc.....................................................................       26,559     16,074,304        1.1%
   Intel Corp......................................................................      516,408     14,665,987        1.0%
   International Business Machines Corp............................................      117,048     24,238,300        1.6%
   Microsoft Corp..................................................................      769,337     24,634,171        1.6%
   Oracle Corp.....................................................................      414,075     12,169,664        0.8%
   QUALCOMM, Inc...................................................................      167,876     10,717,204        0.7%
   Visa, Inc.......................................................................       52,998      6,517,694        0.4%
   Other Securities................................................................                 124,425,741        8.2%
                                                                                                 --------------      -----
Total Information Technology.......................................................                 308,637,626       20.3%
                                                                                                 --------------      -----

Materials -- (3.8%)
   Other Securities................................................................                  62,012,356        4.1%
                                                                                                 --------------      -----

Other -- (0.0%)
   Other Securities................................................................                           6        0.0%
                                                                                                 --------------      -----

Real Estate Investment Trusts -- (0.1%)
   Other Securities................................................................                   2,623,462        0.2%
                                                                                                 --------------      -----

Telecommunication Services -- (2.5%)
   AT&T, Inc.......................................................................      613,082     20,176,529        1.3%
   Verizon Communications, Inc.....................................................      291,271     11,761,523        0.8%
   Other Securities................................................................                   8,811,859        0.6%
                                                                                                 --------------      -----
Total Telecommunication Services...................................................                  40,749,911        2.7%
                                                                                                 --------------      -----

Utilities -- (3.4%)
   Other Securities................................................................                  55,270,938        3.6%
                                                                                                 --------------      -----
TOTAL COMMON STOCKS................................................................               1,516,917,231      100.0%
                                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities................................................................                          --        0.0%
                                                                                                 --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares..............          106            106        0.0%
                                                                                                 --------------      -----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                    ------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)     @DFA Short Term Investment Fund............................................  127,264,658    127,264,658        8.4%
        @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
           (Collateralized by $79,098 FNMA, rates ranging from 2.000% to
           6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
           $79,343) to be repurchased at $76,794................................... $         77         76,794        0.0%
                                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................................                 127,341,452        8.4%
                                                                                                 --------------      -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                PERCENTAGE
                                   VALUE+     OF NET ASSETS**
                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,061,875,818)....... $1,644,258,789           108.4%
                               ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  190,705,423           --   --    $  190,705,423
   Consumer Staples................    148,333,744           --   --       148,333,744
   Energy..........................    165,957,492 $      1,726   --       165,959,218
   Financials......................    195,227,874           --   --       195,227,874
   Health Care.....................    174,240,957           --   --       174,240,957
   Industrials.....................    173,155,716           --   --       173,155,716
   Information Technology..........    308,637,626           --   --       308,637,626
   Materials.......................     62,012,356           --   --        62,012,356
   Other...........................             --            6   --                 6
   Real Estate Investment Trusts...      2,623,462           --   --         2,623,462
   Telecommunication Services......     40,749,911           --   --        40,749,911
   Utilities.......................     55,270,938           --   --        55,270,938
Rights/Warrants....................             --           --   --                --
Temporary Cash Investments.........            106           --   --               106
Securities Lending Collateral......             --  127,341,452   --       127,341,452
                                    -------------- ------------   --    --------------
TOTAL.............................. $1,516,915,605 $127,343,184   --    $1,644,258,789
                                    ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (15.8%)
 #*Cabela's, Inc.............................   228,775 $  8,649,983       0.4%
  #Dillard's, Inc. Class A...................   376,468   24,304,774       1.0%
   Foot Locker, Inc..........................   315,096    9,638,787       0.4%
  #GameStop Corp. Class A....................   431,501    9,820,963       0.4%
  #Group 1 Automotive, Inc...................   147,870    8,558,716       0.4%
  #Lennar Corp. Class A......................   325,800    9,037,692       0.4%
 #*Mohawk Industries, Inc....................   190,548   12,770,527       0.5%
  #PVH Corp..................................   103,706    9,209,093       0.4%
  #Wyndham Worldwide Corp....................   174,630    8,790,874       0.4%
   Other Securities..........................            319,505,755      13.6%
                                                        ------------      ----
Total Consumer Discretionary.................            420,287,164      17.9%
                                                        ------------      ----

Consumer Staples -- (3.6%)
  *Ralcorp Holdings, Inc.....................   140,259   10,212,258       0.4%
 #*Smithfield Foods, Inc.....................   404,799    8,484,587       0.4%
   Other Securities..........................             78,266,448       3.3%
                                                        ------------      ----
Total Consumer Staples.......................             96,963,293       4.1%
                                                        ------------      ----

Energy -- (8.1%)
   Bristow Group, Inc........................   174,043    8,502,001       0.4%
  *CVR Energy, Inc...........................   315,268    9,571,536       0.4%
 #*Helix Energy Solutions Group, Inc.........   609,564   12,441,201       0.5%
  *Plains Exploration & Production Co........   372,716   15,225,449       0.6%
 #*Rowan Cos., Inc...........................   328,885   11,356,399       0.5%
  *Tesoro Corp...............................   419,582    9,755,282       0.4%
   Other Securities..........................            148,083,256       6.3%
                                                        ------------      ----
Total Energy.................................            214,935,124       9.1%
                                                        ------------      ----
Financials -- (21.4%)
   Allied World Assurance Co. Holdings AG....   155,508   11,190,356       0.5%
 #*American Capital, Ltd..................... 1,164,025   11,558,768       0.5%
  #American Financial Group, Inc.............   370,385   14,415,384       0.6%
  #Assurant, Inc.............................   331,133   13,357,905       0.6%
   Axis Capital Holdings, Ltd................   277,108    9,427,214       0.4%
 #*CNO Financial Group, Inc.................. 1,322,576    9,615,128       0.4%
   Everest Re Group, Ltd.....................   113,679   11,265,589       0.5%
  #Harleysville Group, Inc...................   190,482   11,417,491       0.5%
 #*NASDAQ OMX Group, Inc. (The)..............   406,131    9,978,639       0.4%
   PartnerRe, Ltd............................   155,813   10,847,701       0.4%
  #Reinsurance Group of America, Inc.........   235,808   13,709,877       0.6%
   Other Securities..........................            443,995,786      18.9%
                                                        ------------      ----
Total Financials.............................            570,779,838      24.3%
                                                        ------------      ----

Health Care -- (5.4%)
  #Cooper Cos., Inc. (The)...................    95,743    8,441,660       0.3%
Coventry Health Care, Inc....................   383,447   11,499,576       0.5%
 #*Hologic, Inc..............................   504,869    9,653,095       0.4%
 #*LifePoint Hospitals, Inc..................   217,249    8,477,056       0.4%
  #Omnicare, Inc.............................   312,425   10,884,887       0.5%
   Other Securities..........................             94,873,570       4.0%
                                                        ------------      ----
Total Health Care............................            143,829,844       6.1%
                                                        ------------      ----
Industrials -- (14.1%)
  #Alexander & Baldwin, Inc..................   199,071   10,184,472       0.4%
   Amerco, Inc...............................    89,112    8,950,409       0.4%
  #GATX Corp.................................   210,456    9,022,249       0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                              SHARES             VALUE+          OF NET ASSETS**
                                                                           ------------      --------------      ---------------
Industrials -- (Continued)
 #*Owens Corning, Inc.....................................................      367,806      $   12,634,136             0.5%
   Ryder System, Inc......................................................      246,533          12,011,088             0.5%
   URS Corp...............................................................      209,771           8,665,640             0.4%
   Other Securities.......................................................                      314,489,024            13.4%
                                                                                             --------------           -----
Total Industrials.........................................................                      375,957,018            16.0%
                                                                                             --------------           -----
Information Technology -- (10.9%)
 #*Arrow Electronics, Inc.................................................      351,633          14,786,168             0.6%
 #*Avnet, Inc.............................................................      249,126           8,988,466             0.4%
  #IAC/InterActiveCorp....................................................      347,772          16,745,222             0.7%
 #*Ingram Micro, Inc. Class A.............................................      553,452          10,770,176             0.4%
  *Tech Data Corp.........................................................      166,352           8,948,074             0.4%
   Other Securities.......................................................                      230,013,138             9.8%
                                                                                             --------------           -----
Total Information Technology..............................................                      290,251,244            12.3%
                                                                                             --------------           -----
Materials -- (7.7%)
  #Ashland, Inc...........................................................      210,546          13,868,665             0.6%
  #Domtar Corp............................................................      123,167          10,774,649             0.5%
   MeadWestavco Corp......................................................      392,981          12,504,655             0.5%
   Reliance Steel & Aluminum Co...........................................      200,657          11,214,720             0.5%
  #Rock-Tenn Co. Class A..................................................      149,967           9,347,443             0.4%
   Westlake Chemical Corp.................................................      152,521           9,753,718             0.4%
   Other Securities.......................................................                      138,433,329             5.9%
                                                                                             --------------           -----
Total Materials...........................................................                      205,897,179             8.8%
                                                                                             --------------           -----
Other -- (0.0%)
   Other Securities.......................................................                              952             0.0%
                                                                                             --------------           -----
Telecommunication Services -- (0.6%)
   Other Securities.......................................................                       15,905,294             0.7%
                                                                                             --------------           -----
Utilities -- (0.3%)
   Other Securities.......................................................                        8,871,713             0.4%
                                                                                             --------------           -----
TOTAL COMMON STOCKS.......................................................                    2,343,678,663            99.7%
                                                                                             --------------           -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                               --             0.0%
                                                                                             --------------           -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares.....    6,496,043           6,496,043             0.3%
                                                                                             --------------           -----

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S) @ DFA Short Term Investment Fund......................................  315,386,654         315,386,654            13.4%
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $768,495 FNMA, rates ranging from
       2.000% to 6.331%(r), maturities ranging from 01/01/19 to
       09/01/45, valued at $770,877) to be repurchased at $746,112........ $        746             746,108             0.0%
                                                                                             --------------           -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                      316,132,762            13.4%
                                                                                             --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,181,047,254)...................................................                   $2,666,307,468           113.4%
                                                                                             ==============           =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  420,287,164           --   --    $  420,287,164
   Consumer Staples...........     96,963,293           --   --        96,963,293
   Energy.....................    214,935,124           --   --       214,935,124
   Financials.................    570,779,838           --   --       570,779,838
   Health Care................    143,829,844           --   --       143,829,844
   Industrials................    375,826,768 $    130,250   --       375,957,018
   Information Technology.....    290,251,244           --   --       290,251,244
   Materials..................    205,897,179           --   --       205,897,179
   Other......................             --          952   --               952
   Telecommunication Services.     15,905,294           --   --        15,905,294
   Utilities..................      8,871,713           --   --         8,871,713
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....      6,496,043           --   --         6,496,043
Securities Lending Collateral.             --  316,132,762   --       316,132,762
                               -------------- ------------   --    --------------
TOTAL......................... $2,350,043,504 $316,263,964   --    $2,666,307,468
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                                   PERCENTAGE
                                                                  SHARES          VALUE+         OF NET ASSETS**
                                                                  -------      ------------      ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (14.5%)
  *Cabela's, Inc.................................................  79,425      $  3,003,059            0.2%
   Dillard's, Inc. Class A.......................................  51,751         3,341,045            0.2%
   Domino's Pizza, Inc...........................................  68,329         2,583,519            0.2%
   DSW, Inc. Class A.............................................  41,675         2,344,636            0.2%
  #Finish Line, Inc. Class A (The)...............................  96,347         2,144,684            0.2%
  *Genesco, Inc..................................................  36,236         2,717,700            0.2%
   Men's Wearhouse, Inc. (The)...................................  68,501         2,537,277            0.2%
 #*Saks, Inc..................................................... 221,647         2,429,251            0.2%
 #*Select Comfort Corp...........................................  89,608         2,587,879            0.2%
 #*Steven Madden, Ltd............................................  56,460         2,439,637            0.2%
   Ulta Salon Cosmetics & Fragrance, Inc.........................  44,361         3,911,753            0.3%
   Other Securities..............................................               195,717,455           14.8%
                                                                               ------------           ----
Total Consumer Discretionary.....................................               225,757,895           17.1%
                                                                               ------------           ----

Consumer Staples -- (3.9%)
  *Dean Foods Co................................................. 215,173         2,642,324            0.2%
  *Hain Celestial Group, Inc (The)...............................  53,402         2,525,915            0.2%
  #Nu Skin Enterprises, Inc. Class A.............................  54,135         2,885,396            0.2%
  #PriceSmart, Inc...............................................  33,888         2,797,116            0.2%
  *TreeHouse Foods, Inc..........................................  37,236         2,141,442            0.2%
   Other Securities..............................................                47,479,097            3.6%
                                                                               ------------           ----
Total Consumer Staples...........................................                60,471,290            4.6%
                                                                               ------------           ----

Energy -- (4.5%)
   Bristow Group, Inc............................................  45,458         2,220,623            0.2%
  *CVR Energy, Inc...............................................  93,364         2,834,531            0.2%
  *Helix Energy Solutions Group, Inc............................. 121,343         2,476,611            0.2%
   Western Refining, Inc......................................... 194,387         3,703,072            0.3%
   Other Securities..............................................                58,070,606            4.4%
                                                                               ------------           ----
Total Energy.....................................................                69,305,443            5.3%
                                                                               ------------           ----

Financials -- (15.9%)
  *CNO Financial Group, Inc...................................... 336,171         2,443,963            0.2%
 #*Credit Acceptance Corp........................................  23,769         2,234,999            0.2%
   Delphi Financial Group, Inc. Class A..........................  66,399         3,015,843            0.2%
   FirstMerit Corp............................................... 137,978         2,318,030            0.2%
   FNB Corp...................................................... 192,953         2,190,017            0.2%
   Harleysville Group, Inc.......................................  36,351         2,178,879            0.1%
  #IBERIABANK Corp...............................................  43,346         2,213,680            0.2%
 #*MBIA, Inc..................................................... 216,370         2,181,010            0.2%
   Webster Financial Corp........................................  94,229         2,141,825            0.1%
   Other Securities..............................................               225,036,449           17.1%
                                                                               ------------           ----
Total Financials.................................................               245,954,695           18.7%
                                                                               ------------           ----

Health Care -- (8.0%)
  *Ariad Pharmaceuticals, Inc.................................... 193,800         3,158,940            0.2%
  *Jazz Pharmaceuticals P.L.C....................................  43,942         2,242,360            0.1%
 #*Medicines Co. (The)........................................... 106,267         2,347,438            0.2%
 #*Questcor Pharmaceuticals, Inc.................................  56,029         2,515,702            0.2%
  *ViroPharma, Inc............................................... 115,735         2,517,236            0.2%
  *WellCare Health Plans, Inc....................................  37,600         2,300,368            0.2%
   Other Securities..............................................               109,361,241            8.3%
                                                                               ------------           ----
Total Health Care................................................               124,443,285            9.4%
                                                                               ------------           ----

Industrials -- (15.1%)
   Amerco, Inc...................................................  25,259         2,537,014            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                 PERCENTAGE
                                                                                      SHARES        VALUE+     OF NET ASSETS**
                                                                                   ------------ -------------- ---------------
Industrials -- (Continued)
  *Chart Industries, Inc..........................................................       32,460 $    2,480,918       0.2%
 #*CoStar Group, Inc..............................................................       33,672      2,454,352       0.2%
  *EnerSys........................................................................       63,999      2,236,765       0.1%
  #Triumph Group, Inc.............................................................       46,890      2,945,630       0.2%
 #*United Rentals, Inc............................................................       49,945      2,331,433       0.2%
   Other Securities...............................................................                 219,008,167      16.6%
                                                                                                --------------      ----
Total Industrials.................................................................                 233,994,279      17.7%
                                                                                                --------------      ----

Information Technology -- (15.2%)
 #*3D Systems Corp................................................................       78,815      2,324,254       0.2%
  *Arris Group, Inc...............................................................      170,706      2,207,229       0.1%
 #*Cirrus Logic, Inc..............................................................      109,053      2,985,871       0.2%
  *Convergys Corp.................................................................      170,395      2,278,181       0.2%
 #*FEI Co.........................................................................       44,900      2,252,633       0.2%
  *Liquidity Services, Inc........................................................       43,203      2,304,016       0.2%
 #*SYNNEX Corp....................................................................       58,459      2,226,703       0.1%
   Other Securities...............................................................                 218,775,801      16.6%
                                                                                                --------------      ----
Total Information Technology......................................................                 235,354,688      17.8%
                                                                                                --------------      ----

Materials -- (4.5%)
   Buckeye Technologies, Inc......................................................       76,189      2,469,285       0.2%
   Westlake Chemical Corp.........................................................       34,525      2,207,874       0.2%
   Other Securities...............................................................                  64,737,741       4.9%
                                                                                                --------------      ----
Total Materials...................................................................                  69,414,900       5.3%
                                                                                                --------------      ----

Other -- (0.0%)
   Other Securities...............................................................                       1,463       0.0%
                                                                                                --------------      ----
Telecommunication Services -- (0.8%)
   Other Securities...............................................................                  12,960,052       1.0%
                                                                                                --------------      ----
Utilities -- (2.4%)
   Other Securities...............................................................                  37,213,224       2.8%
                                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................................               1,314,871,214      99.7%
                                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................................                      18,381       0.0%
                                                                                                --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares                 5,563,600      5,563,600       0.4%
                                                                                                --------------      ----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   ------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (14.8%)
(S) @ DFA Short Term Investment Fund..............................................  228,950,365    228,950,365      17.4%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
      05/01/12 (Collateralized by $1,210,343 FNMA, rates rangingfrom 2.000%
      to 6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
      $1,214,095) to be repurchased at $1,175,092................................. $      1,175      1,175,085       0.1%
                                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................................                 230,125,450      17.5%
                                                                                                --------------      ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                PERCENTAGE
                                   VALUE+     OF NET ASSETS**
                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,137,753,236)        $1,550,578,645      117.6%
                               ==============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  225,757,895           --   --    $  225,757,895
   Consumer Staples...........     60,471,290           --   --        60,471,290
   Energy.....................     69,305,443           --   --        69,305,443
   Financials.................    245,954,695           --   --       245,954,695
   Health Care................    124,443,285           --   --       124,443,285
   Industrials................    233,978,273 $     16,006   --       233,994,279
   Information Technology.....    235,354,688           --   --       235,354,688
   Materials..................     69,414,900           --   --        69,414,900
   Other......................             --        1,463   --             1,463
   Telecommunication Services.     12,960,052           --   --        12,960,052
   Utilities..................     37,213,224           --   --        37,213,224
Rights/Warrants...............         18,381           --   --            18,381
Temporary Cash Investments....      5,563,600           --   --         5,563,600
Securities Lending Collateral.             --  230,125,450   --       230,125,450
                               -------------- ------------   --    --------------
TOTAL......................... $1,320,435,726 $230,142,919   --    $1,550,578,645
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES      VALUE+    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.6%)
   CBS Corp. Class B........................................   197,985 $  6,602,800       0.2%
   Comcast Corp. Class A....................................   456,217   13,837,062       0.5%
  #Home Depot, Inc. (The)...................................   144,802    7,499,296       0.3%
   Lowe's Cos., Inc.........................................   255,861    8,051,946       0.3%
   News Corp. Class A.......................................   376,280    7,375,088       0.3%
   Time Warner Cable, Inc...................................    88,298    7,103,574       0.2%
   Time Warner, Inc.........................................   214,866    8,048,880       0.3%
  #Walt Disney Co. (The)....................................   365,590   15,760,585       0.6%
   Other Securities.........................................            329,686,070      11.8%
                                                                       ------------      ----
Total Consumer Discretionary................................            403,965,301      14.5%
                                                                       ------------      ----

Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)......................................    86,353    6,590,461       0.2%
   CVS Caremark Corp........................................   259,493   11,578,578       0.4%
   Kraft Foods, Inc. Class A................................   329,550   13,139,158       0.5%
   Philip Morris International, Inc.........................    68,674    6,147,010       0.2%
   Procter & Gamble Co. (The)...............................   250,219   15,923,937       0.6%
   Wal-Mart Stores, Inc.....................................   140,778    8,293,232       0.3%
   Other Securities.........................................            113,043,915       4.1%
                                                                       ------------      ----
Total Consumer Staples......................................            174,716,291       6.3%
                                                                       ------------      ----

Energy -- (9.9%)
   Anadarko Petroleum Corp..................................    94,862    6,944,847       0.2%
   Apache Corp..............................................    75,992    7,290,672       0.3%
   Chevron Corp.............................................   416,163   44,346,329       1.6%
   ConocoPhillips...........................................   271,234   19,428,491       0.7%
   Exxon Mobil Corp.........................................   549,998   47,486,827       1.7%
   National Oilwell Varco, Inc..............................    81,732    6,192,016       0.2%
   Occidental Petroleum Corp................................   106,867    9,748,408       0.4%
   Other Securities.........................................            176,259,741       6.3%
                                                                       ------------      ----
Total Energy................................................            317,697,331      11.4%
                                                                       ------------      ----

Financials -- (16.0%)
   Bank of America Corp..................................... 1,675,257   13,586,334       0.5%
   Bank of New York Mellon Corp. (The)......................   250,719    5,929,504       0.2%
  *Berkshire Hathaway, Inc..................................    92,636    7,452,566       0.3%
   Citigroup, Inc...........................................   341,208   11,273,512       0.4%
   Goldman Sachs Group, Inc. (The)..........................    86,941   10,011,256       0.4%
   JPMorgan Chase & Co......................................   811,150   34,863,227       1.3%
  #MetLife, Inc.............................................   220,534    7,945,840       0.3%
   PNC Financial Services Group, Inc........................   112,942    7,490,313       0.3%
   Prudential Financial, Inc................................    98,029    5,934,676       0.2%
   Travelers Cos., Inc. (The)...............................   100,570    6,468,662       0.2%
   U.S. Bancorp.............................................   373,706   12,022,122       0.4%
   Wells Fargo & Co......................................... 1,028,672   34,388,505       1.2%
   Other Securities.........................................            353,928,308      12.7%
                                                                       ------------      ----
Total Financials............................................            511,294,825      18.4%
                                                                       ------------      ----

Health Care -- (9.0%)
   Amgen, Inc...............................................    85,813    6,102,162       0.2%
   Johnson & Johnson........................................   139,407    9,074,002       0.3%
   Merck & Co., Inc.........................................   572,204   22,453,285       0.8%
   Pfizer, Inc.............................................. 1,557,322   35,709,393       1.3%
   UnitedHealth Group, Inc..................................   192,286   10,796,859       0.4%
   Other Securities.........................................            205,646,908       7.4%
                                                                       ------------      ----
Total Health Care...........................................            289,782,609      10.4%
                                                                       ------------      ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                              SHARES      VALUE+     OF NET ASSETS**
                                                                            --------- -------------- ---------------
Industrials -- (12.3%)
   General Electric Co..................................................... 2,162,068 $   42,333,291       1.6%
   Union Pacific Corp......................................................   100,059     11,250,634       0.4%
   Other Securities........................................................              340,119,614      12.2%
                                                                                      --------------      ----
Total Industrials..........................................................              393,703,539      14.2%
                                                                                      --------------      ----

Information Technology -- (12.1%)
  *Apple, Inc..............................................................    42,017     24,548,012       0.9%
  *Google, Inc.............................................................    11,628      7,037,614       0.3%
   Intel Corp..............................................................   517,438     14,695,239       0.5%
   International Business Machines Corp....................................    45,323      9,385,487       0.3%
   Microsoft Corp..........................................................   301,082      9,640,646       0.4%
   Oracle Corp.............................................................   213,729      6,281,495       0.2%
   Visa, Inc...............................................................    97,604     12,003,340       0.4%
   Other Securities........................................................              303,516,156      10.9%
                                                                                      --------------      ----
Total Information Technology...............................................              387,107,989      13.9%
                                                                                      --------------      ----

Materials -- (4.4%)
  #Dow Chemical Co. (The)..................................................   227,502      7,707,768       0.3%
   Other Securities........................................................              133,104,303       4.8%
                                                                                      --------------      ----
Total Materials............................................................              140,812,071       5.1%
                                                                                      --------------      ----
Other -- (0.0%)
   Other Securities........................................................                       --       0.0%
                                                                                      --------------      ----
Real Estate Investment Trusts -- (0.0%)
   Other Securities........................................................                  993,865       0.0%
                                                                                      --------------      ----
Telecommunication Services -- (2.7%)
   AT&T, Inc............................................................... 1,226,160     40,352,926       1.5%
   Verizon Communications, Inc.............................................   581,853     23,495,224       0.8%
   Other Securities........................................................               22,463,485       0.8%
                                                                                      --------------      ----
Total Telecommunication Services...........................................               86,311,635       3.1%
                                                                                      --------------      ----
Utilities -- (2.0%)
   Other Securities........................................................               65,143,031       2.3%
                                                                                      --------------      ----
TOTAL COMMON STOCKS........................................................            2,771,528,487      99.6%
                                                                                      --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities........................................................                    3,838       0.0%
                                                                                      --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares...... 8,694,868      8,694,868       0.3%
                                                                                      --------------      ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                             SHARES/
                                                                              FACE                       PERCENTAGE
                                                                             AMOUNT         VALUE+     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S) @ DFA Short Term Investment Fund......................................  424,260,218 $  424,260,218       15.3%
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $789,371 FNMA, rates ranging from
       2.000% to 6.331%(r), maturities ranging from 01/01/19 to
       09/01/45, valued at $791,818) to be repurchased at $766,380........ $        766        766,376        0.0%
                                                                                        --------------      -----

TOTAL SECURITIES LENDING COLLATERAL.......................................                 425,026,594       15.3%
                                                                                        --------------      -----

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,548,380,239)...................................................              $3,205,253,787      115.2%
                                                                                        ==============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  403,945,976 $     19,325   --    $  403,965,301
   Consumer Staples..............    174,716,291           --   --       174,716,291
   Energy........................    317,697,331           --   --       317,697,331
   Financials....................    511,294,825           --   --       511,294,825
   Health Care...................    289,782,609           --   --       289,782,609
   Industrials...................    393,688,362       15,177   --       393,703,539
   Information Technology........    387,107,989           --   --       387,107,989
   Materials.....................    140,812,071           --   --       140,812,071
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        993,865           --   --           993,865
   Telecommunication Services....     86,311,635           --   --        86,311,635
   Utilities.....................     65,143,031           --   --        65,143,031
Rights/Warrants..................          3,838           --   --             3,838
Temporary Cash Investments.......      8,694,868           --   --         8,694,868
Securities Lending Collateral....             --  425,026,594   --       425,026,594
                                  -------------- ------------   --    --------------
TOTAL............................ $2,780,192,691 $425,061,096   --    $3,205,253,787
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
AUSTRALIA -- (5.1%)
   Origin Energy, Ltd...........................   793,931 $ 10,907,766       0.6%
   Santos, Ltd..................................   673,830    9,775,229       0.5%
   Wesfarmers, Ltd..............................   886,873   27,849,422       1.4%
   Other Securities.............................             52,003,073       2.7%
                                                           ------------      ----
TOTAL AUSTRALIA.................................            100,535,490       5.2%
                                                           ------------      ----
AUSTRIA -- (0.1%)
   Other Securities.............................              2,202,291       0.1%
                                                           ------------      ----
BELGIUM -- (1.0%)
   Other Securities.............................             20,258,038       1.1%
                                                           ------------      ----
CANADA -- (11.8%)
   Encana Corp..................................   577,997   12,105,844       0.6%
   Goldcorp, Inc................................   390,268   14,945,425       0.8%
   Manulife Financial Corp...................... 1,207,980   16,520,534       0.9%
   Sun Life Financial, Inc......................   494,520   12,124,588       0.6%
   Suncor Energy, Inc........................... 1,053,799   34,808,383       1.8%
   Teck Resources, Ltd. Class B.................   389,568   14,536,090       0.8%
   Thomson Reuters Corp.........................   335,015   10,011,280       0.5%
   TransCanada Corp.............................   305,298   13,431,443       0.7%
   Other Securities.............................            103,548,176       5.4%
                                                           ------------      ----
TOTAL CANADA....................................            232,031,763      12.1%
                                                           ------------      ----
DENMARK -- (1.4%)
   Other Securities.............................             27,146,338       1.4%
                                                           ------------      ----
FINLAND -- (0.6%)
   Other Securities.............................             11,753,054       0.6%
                                                           ------------      ----
FRANCE -- (9.4%)
   AXA SA.......................................   948,963   13,484,882       0.7%
   Cie de Saint-Gobain SA.......................   282,075   11,843,020       0.6%
   France Telecom SA............................ 1,283,445   17,593,506       0.9%
   GDF Suez SA..................................   917,391   21,122,190       1.1%
   Societe Generale SA..........................   457,562   10,832,410       0.6%
   Vivendi SA...................................   949,725   17,566,594       0.9%
   Other Securities.............................             92,693,378       4.9%
                                                           ------------      ----
TOTAL FRANCE....................................            185,135,980       9.7%
                                                           ------------      ----
GERMANY -- (7.3%)
   Bayerische Motoren Werke AG..................   122,546   11,655,590       0.6%
   Daimler AG...................................   489,537   27,086,773       1.4%
   Deutsche Bank AG.............................   239,182   10,378,107       0.5%
   Deutsche Telekom AG..........................   920,799   10,381,734       0.5%
   E.ON AG......................................   972,770   22,025,193       1.2%
  #Munchener Rueckversicherungs-Gesellschaft AG.    86,591   12,577,345       0.7%
   Other Securities.............................             50,691,581       2.7%
                                                           ------------      ----
TOTAL GERMANY...................................            144,796,323       7.6%
                                                           ------------      ----
GREECE -- (0.1%)
   Other Securities.............................                944,886       0.1%
                                                           ------------      ----
HONG KONG -- (2.0%)
   Hutchison Whampoa, Ltd....................... 1,687,000   16,172,357       0.9%
   Other Securities.............................             23,546,417       1.2%
                                                           ------------      ----
TOTAL HONG KONG.................................             39,718,774       2.1%
                                                           ------------      ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                --------- ------------ ---------------
IRELAND -- (0.3%)
   Other Securities............................           $  5,680,236       0.3%
                                                          ------------      ----
ISRAEL -- (0.6%)
   Other Securities............................             12,432,565       0.6%
                                                          ------------      ----
ITALY -- (1.3%)
   Telecom Italia SpA.......................... 8,344,059    9,466,186       0.5%
   Other Securities............................             16,879,358       0.9%
                                                          ------------      ----
TOTAL ITALY....................................             26,345,544       1.4%
                                                          ------------      ----
JAPAN -- (19.2%)
   Mitsubishi Corp.............................   805,300   17,452,430       0.9%
   Mitsubishi UFJ Financial Group, Inc......... 5,882,934   28,246,984       1.5%
  #Sony Corp. Sponsored ADR....................   678,816   11,003,607       0.6%
   Sumitomo Corp...............................   754,200   10,718,083       0.5%
   Sumitomo Mitsui Financial Group, Inc........   588,727   18,838,547       1.0%
   Toyota Motor Corp. Sponsored ADR............   268,717   21,975,676       1.1%
   Other Securities............................            269,557,342      14.1%
                                                          ------------      ----
TOTAL JAPAN....................................            377,792,669      19.7%
                                                          ------------      ----
NETHERLANDS -- (2.6%)
   ArcelorMittal NV............................   764,181   13,275,280       0.7%
   Koninklijke Philips Electronics NV..........   599,714   11,934,555       0.6%
   Other Securities............................             26,706,745       1.4%
                                                          ------------      ----
TOTAL NETHERLANDS..............................             51,916,580       2.7%
                                                          ------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities............................              1,423,993       0.1%
                                                          ------------      ----
NORWAY -- (1.2%)
   Other Securities............................             23,444,644       1.2%
                                                          ------------      ----
PORTUGAL -- (0.1%)
   Other Securities............................              2,377,559       0.1%
                                                          ------------      ----
SINGAPORE -- (0.8%)
   Other Securities............................             16,281,056       0.9%
                                                          ------------      ----
SPAIN -- (1.0%)
   Other Securities............................             19,906,740       1.0%
                                                          ------------      ----
SWEDEN -- (3.0%)
   Nordea Bank AB.............................. 1,813,362   16,049,002       0.8%
  *Telefonaktiebolaget LM Ericsson AB Series B. 1,155,084   11,450,883       0.6%
   Other Securities............................             32,351,850       1.7%
                                                          ------------      ----
TOTAL SWEDEN...................................             59,851,735       3.1%
                                                          ------------      ----
SWITZERLAND -- (5.2%)
   Credit Suisse Group AG......................   570,399   13,643,323       0.7%
   Holcim, Ltd.................................   241,079   15,036,630       0.8%
   Novartis AG ADR.............................   189,650   10,462,990       0.5%
  *Swiss Re, Ltd...............................   325,311   20,427,278       1.1%
   Zurich Insurance Group AG...................    40,743    9,982,154       0.5%
   Other Securities............................             32,026,201       1.7%
                                                          ------------      ----
TOTAL SWITZERLAND..............................            101,578,576       5.3%
                                                          ------------      ----
UNITED KINGDOM -- (21.8%)
   Aviva P.L.C................................. 2,287,715   11,450,006       0.6%
   Barclays P.L.C.............................. 3,276,689   11,600,634       0.6%
   Barclays P.L.C. Sponsored ADR............... 1,025,997   14,610,197       0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                                 ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   BP P.L.C. Sponsored ADR......................................................   1,721,454 $   74,728,318        3.9%
   Kingfisher P.L.C.............................................................   2,319,541     10,938,875        0.6%
  *Lloyds Banking Group P.L.C...................................................  23,061,914     11,575,796        0.6%
   Royal Dutch Shell P.L.C. ADR.................................................   1,012,251     74,258,733        3.9%
   Vodafone Group P.L.C.........................................................  13,861,205     38,367,328        2.0%
   Vodafone Group P.L.C. Sponsored ADR..........................................   1,771,807     49,309,389        2.6%
   Xstrata P.L.C................................................................   1,511,218     29,023,741        1.5%
   Other Securities.............................................................                104,920,134        5.5%
                                                                                             --------------      -----
TOTAL UNITED KINGDOM............................................................                430,783,151       22.5%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              1,894,337,985       98.9%
                                                                                             --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................................................                  2,825,770        0.1%
                                                                                             --------------      -----

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT       VALUE+
                                                                                 ----------- --------------
                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S) @ DFA Short Term Investment Fund............................................  74,000,000     74,000,000        3.9%
    @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%(r),
       05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
       FNMA 2.230%(r), 08/01/38, valued at $3,059,012) to berepurchased at
         $2,999,048............................................................. $     2,999      2,999,031        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                 76,999,031        4.0%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,047,056,220).........................................................             $1,974,162,786      103.0%
                                                                                             ==============      =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia.................. $    294,700 $  100,240,790   --    $  100,535,490
   Austria....................           --      2,202,291   --         2,202,291
   Belgium....................      516,326     19,741,712   --        20,258,038
   Canada.....................  232,031,763             --   --       232,031,763
   Denmark....................           --     27,146,338   --        27,146,338
   Finland....................           --     11,753,054   --        11,753,054
   France.....................   14,535,060    170,600,920   --       185,135,980
   Germany....................   26,070,390    118,725,933   --       144,796,323
   Greece.....................           --        944,886   --           944,886
   Hong Kong..................           --     39,718,774   --        39,718,774
   Ireland....................    2,488,250      3,191,986   --         5,680,236
   Israel.....................    1,477,480     10,955,085   --        12,432,565
   Italy......................    2,335,316     24,010,228   --        26,345,544
   Japan......................   44,032,134    333,760,535   --       377,792,669
   Netherlands................    1,467,139     50,449,441   --        51,916,580
   New Zealand................           --      1,423,993   --         1,423,993
   Norway.....................           --     23,444,644   --        23,444,644
   Portugal...................           --      2,377,559   --         2,377,559
   Singapore..................           --     16,281,056   --        16,281,056
   Spain......................      357,727     19,549,013   --        19,906,740
   Sweden.....................    1,268,226     58,583,509   --        59,851,735
   Switzerland................   11,938,257     89,640,319   --       101,578,576
   United Kingdom.............  225,338,126    205,445,025   --       430,783,151
Preferred Stocks
   Germany....................           --      2,825,770   --         2,825,770
Securities Lending Collateral.           --     76,999,031   --        76,999,031
                               ------------ --------------   --    --------------
TOTAL......................... $564,150,894 $1,410,011,892   --    $1,974,162,786
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (5.1%)
   Australia & New Zealand Banking Group, Ltd...............   117,748 $  2,917,000       0.2%
   Commonwealth Bank of Australia NL........................    51,776    2,792,949       0.2%
   National Australia Bank, Ltd.............................   137,265    3,588,009       0.3%
   Wesfarmers, Ltd..........................................    65,232    2,048,403       0.2%
   Westpac Banking Corp.....................................   129,797    3,058,822       0.3%
   Other Securities.........................................             47,853,835       4.0%
                                                                       ------------       ---
TOTAL AUSTRALIA.............................................             62,259,018       5.2%
                                                                       ------------       ---
AUSTRIA -- (0.4%)
   Other Securities.........................................              4,361,525       0.4%
                                                                       ------------       ---
BELGIUM -- (0.7%)
   Other Securities.........................................              8,840,845       0.7%
                                                                       ------------       ---
BRAZIL -- (2.0%)
   Petroleo Brasileiro SA ADR...............................    90,141    2,121,919       0.2%
   Other Securities.........................................             22,048,046       1.8%
                                                                       ------------       ---
TOTAL BRAZIL................................................             24,169,965       2.0%
                                                                       ------------       ---
CANADA -- (8.2%)
   Bank of Montreal.........................................    40,883    2,428,107       0.2%
   Bank of Nova Scotia......................................    42,381    2,351,044       0.2%
   Royal Bank of Canada.....................................    55,774    3,223,301       0.3%
   Suncor Energy, Inc.......................................    99,388    3,282,918       0.3%
   Toronto Dominion Bank....................................    55,000    4,648,428       0.4%
   TransCanada Corp.........................................    44,102    1,940,247       0.1%
   Other Securities.........................................             83,044,349       7.0%
                                                                       ------------       ---
TOTAL CANADA................................................            100,918,394       8.5%
                                                                       ------------       ---
CHILE -- (0.5%)
   Other Securities.........................................              6,353,956       0.5%
                                                                       ------------       ---
CHINA -- (4.6%)
   China Construction Bank Corp. Series H................... 3,488,200    2,711,479       0.2%
   China Mobile, Ltd. Sponsored ADR.........................    58,300    3,226,322       0.3%
   Other Securities.........................................             50,108,838       4.2%
                                                                       ------------       ---
TOTAL CHINA.................................................             56,046,639       4.7%
                                                                       ------------       ---
COLOMBIA -- (0.0%)
   Other Securities.........................................                282,905       0.0%
                                                                       ------------       ---
CZECH REPUBLIC -- (0.1%)
   Other Securities.........................................              1,092,280       0.1%
                                                                       ------------       ---
DENMARK -- (0.7%)
   Other Securities.........................................              8,604,191       0.7%
                                                                       ------------       ---
EGYPT -- (0.0%)
   Other Securities.........................................                107,623       0.0%
                                                                       ------------       ---
FINLAND -- (1.1%)
   Other Securities.........................................             12,954,418       1.1%
                                                                       ------------       ---
FRANCE -- (5.0%)
   BNP Paribas SA...........................................    62,126    2,507,363       0.2%
   Sanofi SA................................................    41,470    3,167,547       0.3%
   Schneider Electric SA....................................    30,730    1,892,837       0.2%
   Total SA Sponsored ADR...................................    83,723    4,027,914       0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
FRANCE -- (Continued)
   Other Securities.........................................           $ 49,363,535       4.1%
TOTAL FRANCE................................................             60,959,196       5.1%

GERMANY -- (4.4%)
   Allianz SE...............................................    23,038    2,569,684       0.2%
   Bayerische Motoren Werke AG..............................    25,204    2,397,202       0.2%
   Daimler AG...............................................    60,108    3,325,860       0.3%
   Deutsche Bank AG.........................................    55,529    2,409,403       0.2%
   E.ON AG..................................................   111,836    2,532,160       0.2%
   Other Securities.........................................             41,320,361       3.5%
                                                                       ------------      ----
TOTAL GERMANY...............................................             54,554,670       4.6%
                                                                       ------------      ----
GREECE -- (0.2%)
   Other Securities.........................................              2,829,636       0.2%
                                                                       ------------      ----
HONG KONG -- (1.8%)
   Other Securities.........................................             21,433,000       1.8%
                                                                       ------------      ----
HUNGARY -- (0.1%)
   Other Securities.........................................              1,058,422       0.1%
                                                                       ------------      ----
INDIA -- (1.8%)
   Other Securities.........................................             22,557,612       1.9%
                                                                       ------------      ----
INDONESIA -- (0.9%)
   Other Securities.........................................             11,605,965       1.0%
                                                                       ------------      ----
IRELAND -- (0.4%)
   Other Securities.........................................              5,366,011       0.5%
                                                                       ------------      ----
ISRAEL -- (0.4%)
   Other Securities.........................................              4,807,340       0.4%
                                                                       ------------      ----
ITALY -- (1.5%)
   Other Securities.........................................             18,297,438       1.5%
                                                                       ------------      ----
JAPAN -- (14.6%)
   Mitsubishi UFJ Financial Group, Inc. ADR.................   441,377    2,100,955       0.2%
   Mizuho Financial Group, Inc.............................. 1,456,055    2,295,481       0.2%
   Sumitomo Mitsui Financial Group, Inc.....................    88,083    2,818,549       0.2%
   Toyota Motor Corp. Sponsored ADR.........................    50,053    4,093,334       0.4%
   Other Securities.........................................            168,129,742      14.1%
                                                                       ------------      ----
TOTAL JAPAN.................................................            179,438,061      15.1%
                                                                       ------------      ----
MALAYSIA -- (0.9%)
   Other Securities.........................................             11,213,472       0.9%
                                                                       ------------      ----
MEXICO -- (1.2%)
   Other Securities.........................................             14,861,039       1.3%
                                                                       ------------      ----
NETHERLANDS -- (1.7%)
   Other Securities.........................................             20,585,265       1.7%
                                                                       ------------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.........................................              2,525,461       0.2%
                                                                       ------------      ----
NORWAY -- (0.8%)
   Other Securities.........................................             10,251,509       0.9%
                                                                       ------------      ----
PERU -- (0.1%)
   Other Securities.........................................                756,327       0.1%
                                                                       ------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
PHILIPPINES -- (0.4%).......................................
   Other Securities.........................................           $ 5,170,102       0.4%
                                                                       -----------       ---
POLAND -- (0.4%)............................................
   Other Securities.........................................             4,789,393       0.4%
                                                                       -----------       ---
PORTUGAL -- (0.3%)..........................................
   Other Securities.........................................             3,062,494       0.3%
                                                                       -----------       ---
RUSSIA -- (0.7%)............................................
   Gazprom OAO Sponsored ADR................................   327,309   3,790,913       0.3%
   Other Securities.........................................             5,172,565       0.5%
                                                                       -----------       ---
TOTAL RUSSIA................................................             8,963,478       0.8%
                                                                       -----------       ---
SINGAPORE -- (1.2%).........................................
   Other Securities.........................................            14,587,425       1.2%
                                                                       -----------       ---
SOUTH AFRICA -- (2.0%)......................................
   Other Securities.........................................            24,195,691       2.0%
                                                                       -----------       ---
SOUTH KOREA -- (3.8%).......................................
   Samsung Electronics Co., Ltd.............................     4,072   4,983,971       0.4%
   Other Securities.........................................            42,034,816       3.6%
                                                                       -----------       ---
TOTAL SOUTH KOREA...........................................            47,018,787       4.0%
                                                                       -----------       ---
SPAIN -- (1.4%).............................................
   Banco Santander SA.......................................   417,756   2,622,928       0.2%
   Other Securities.........................................            14,557,595       1.2%
                                                                       -----------       ---
TOTAL SPAIN.................................................            17,180,523       1.4%
                                                                       -----------       ---
SWEDEN -- (2.3%)............................................
   Other Securities.........................................            27,815,134       2.3%
                                                                       -----------       ---
SWITZERLAND -- (4.3%).......................................
   Holcim, Ltd..............................................    31,260   1,949,755       0.2%
   Nestle SA................................................    87,940   5,389,779       0.5%
   Novartis AG ADR..........................................    93,214   5,142,616       0.4%
  *Swiss Re, Ltd............................................    40,050   2,514,863       0.2%
   Zurich Insurance Group AG................................     9,853   2,414,014       0.2%
   Other Securities.........................................            35,790,080       3.0%
                                                                       -----------       ---
TOTAL SWITZERLAND...........................................            53,201,107       4.5%
                                                                       -----------       ---
TAIWAN -- (3.0%)............................................
   Other Securities.........................................            36,465,526       3.1%
                                                                       -----------       ---
THAILAND -- (0.7%)..........................................
   Other Securities.........................................             8,938,231       0.8%
                                                                       -----------       ---
TURKEY -- (0.4%)............................................
   Other Securities.........................................             5,334,114       0.4%
                                                                       -----------       ---
UNITED KINGDOM -- (14.7%)...................................
   Anglo American P.L.C.....................................    84,080   3,249,256       0.3%
  #AstraZeneca P.L.C. Sponsored ADR.........................    52,095   2,286,970       0.2%
   BP P.L.C. Sponsored ADR..................................   216,329   9,390,842       0.8%
   HSBC Holdings P.L.C......................................   337,515   3,046,811       0.2%
   HSBC Holdings P.L.C. Sponsored ADR.......................   169,832   7,671,311       0.6%
   Kingfisher P.L.C.........................................   409,408   1,930,754       0.2%
   Legal & General Group P.L.C.............................. 1,002,504   1,914,188       0.1%
  #Rio Tinto P.L.C. Sponsored ADR...........................    39,232   2,199,738       0.2%
   Royal Dutch Shell P.L.C. ADR.............................   173,404  12,720,917       1.1%
   Royal Dutch Shell P.L.C. Series B........................    59,695   2,184,514       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES     VALUE++     OF NET ASSETS**
                                                             ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C................................. 158,961 $    3,885,910       0.3%
   Vodafone Group P.L.C. Sponsored ADR...................... 343,133      9,549,391       0.8%
   Wolseley P.L.C...........................................  50,810      1,934,420       0.2%
   Xstrata P.L.C............................................ 176,940      3,398,226       0.3%
   Other Securities.........................................            115,316,751       9.7%
                                                                     --------------      ----
TOTAL UNITED KINGDOM........................................            180,679,999      15.2%
                                                                     --------------      ----
TOTAL COMMON STOCKS.........................................          1,166,494,187      98.0%
                                                                     --------------      ----
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
   Petroleo Brasileiro SA ADR............................... 126,710      2,807,894       0.2%
   Other Securities.........................................             11,523,296       1.0%
                                                                     --------------      ----
TOTAL BRAZIL................................................             14,331,190       1.2%
                                                                     --------------      ----

CHILE -- (0.0%)
   Other Securities.........................................                141,379       0.0%
                                                                     --------------      ----

GERMANY -- (0.0%)
   Other Securities.........................................                743,833       0.1%
                                                                     --------------      ----

INDIA -- (0.0%)
   Other Securities.........................................                    367       0.0%
                                                                     --------------      ----

MALAYSIA -- (0.0%)
   Other Securities.........................................                 13,077       0.0%
                                                                     --------------      ----

SWEDEN -- (0.0%)
   Other Securities.........................................                  4,895       0.0%
                                                                     --------------      ----

UNITED KINGDOM -- (0.0%)
   Other Securities.........................................                 20,148       0.0%
                                                                     --------------      ----
TOTAL PREFERRED STOCKS......................................             15,254,889       1.3%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.........................................                    373       0.0%
                                                                     --------------      ----

BELGIUM -- (0.0%)
   Other Securities.........................................                    243       0.0%
                                                                     --------------      ----

BRAZIL -- (0.0%)
   Other Securities.........................................                  1,922       0.0%
                                                                     --------------      ----

DENMARK -- (0.0%)
   Other Securities.........................................                    536       0.0%
                                                                     --------------      ----

HONG KONG -- (0.0%)
   Other Securities.........................................                    108       0.0%
                                                                     --------------      ----

MALAYSIA -- (0.0%)
   Other Securities.........................................                     --       0.0%
                                                                     --------------      ----

SINGAPORE -- (0.0%)
   Other Securities.........................................                 13,868       0.0%
                                                                     --------------      ----

SOUTH KOREA -- (0.0%)
   Other Securities.........................................                     --       0.0%
                                                                     --------------      ----

SPAIN -- (0.0%)
   Other Securities.........................................                      9       0.0%
                                                                     --------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                     ----------- -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.................................................             $       11,808        0.0%
                                                                                 --------------      -----

UNITED KINGDOM -- (0.0%)
   Other Securities.................................................                      5,166        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS...............................................                     34,033        0.0%
                                                                                 --------------      -----

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                     ----------- --------------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@DFA Short Term Investment Fund..................................  45,000,000     45,000,000        3.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%(r),
       05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
       FNMA 2.230%(r), 08/01/38, valued at $1,393,583) to
       be repurchased at $1,366,266................................. $     1,366      1,366,258        0.1%
                                                                                 --------------      -----

TOTAL SECURITIES LENDING COLLATERAL.................................                 46,366,258        3.9%
                                                                                 --------------      -----

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,106,809,873)                                                          $1,228,149,367      103.2%
                                                                                 ==============      =====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                             ------------ ------------ ------- ------------
Common Stocks...............................................
   Australia................................................ $  1,824,596 $ 60,434,422   --    $ 62,259,018
   Austria..................................................           --    4,361,525   --       4,361,525
   Belgium..................................................    1,472,382    7,368,463   --       8,840,845
   Brazil...................................................   24,168,033        1,932   --      24,169,965
   Canada...................................................  100,806,297      112,097   --     100,918,394
   Chile....................................................    6,353,956           --   --       6,353,956
   China....................................................    9,457,149   46,589,490   --      56,046,639
   Colombia.................................................      282,905           --   --         282,905
   Czech Republic...........................................           --    1,092,280   --       1,092,280
   Denmark..................................................      562,499    8,041,692   --       8,604,191
   Egypt....................................................           --      107,623   --         107,623
   Finland..................................................      131,842   12,822,576   --      12,954,418
   France...................................................    8,005,540   52,953,656   --      60,959,196
   Germany..................................................    6,897,154   47,657,516   --      54,554,670
   Greece...................................................      355,940    2,473,696   --       2,829,636
   Hong Kong................................................       17,365   21,415,635   --      21,433,000
   Hungary..................................................       52,350    1,006,072   --       1,058,422
   India....................................................    1,219,880   21,337,732   --      22,557,612
   Indonesia................................................      176,406   11,429,559   --      11,605,965
   Ireland..................................................    1,410,710    3,955,301   --       5,366,011
   Israel...................................................    1,173,138    3,634,202   --       4,807,340
   Italy....................................................    2,199,605   16,097,833   --      18,297,438
   Japan....................................................   13,230,489  166,207,572   --     179,438,061
   Malaysia.................................................           --   11,213,472   --      11,213,472
   Mexico...................................................   14,861,039           --   --      14,861,039
   Netherlands..............................................    5,510,758   15,074,507   --      20,585,265
   New Zealand..............................................      148,496    2,376,965   --       2,525,461
   Norway...................................................    1,076,051    9,175,458   --      10,251,509
   Peru.....................................................      756,327           --   --         756,327
   Philippines..............................................       60,720    5,109,382   --       5,170,102
   Poland...................................................           --    4,789,393   --       4,789,393
   Portugal.................................................           --    3,062,494   --       3,062,494
   Russia...................................................      324,247    8,639,231   --       8,963,478
   Singapore................................................           --   14,587,425   --      14,587,425
   South Africa.............................................    2,934,109   21,261,582   --      24,195,691
   South Korea..............................................    3,855,721   43,163,066   --      47,018,787
   Spain....................................................    3,448,338   13,732,185   --      17,180,523
   Sweden...................................................      921,084   26,894,050   --      27,815,134
   Switzerland..............................................    9,191,640   44,009,467   --      53,201,107
   Taiwan...................................................      317,346   36,148,180   --      36,465,526
   Thailand.................................................    8,938,231           --   --       8,938,231
   Turkey...................................................       70,440    5,263,674   --       5,334,114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                        INVESTMENT IN SECURITIES (MARKET VALUE)
                    ------------------------------------------------
                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                    ------------ ------------ ------- --------------
   United Kingdom..   54,747,232  125,932,767   --       180,679,999
Preferred Stocks
   Brazil..........   14,330,852          338   --        14,331,190
   Chile...........      141,379           --   --           141,379
   Germany.........           --      743,833   --           743,833
   India...........           --          367   --               367
   Malaysia........           --       13,077   --            13,077
   Sweden..........           --        4,895   --             4,895
   United Kingdom..           --       20,148   --            20,148
Rights/Warrants
   Australia.......           --          373   --               373
   Belgium.........           --          243   --               243
   Brazil..........        1,897           25   --             1,922
   Denmark.........           --          536   --               536
   Hong Kong.......           --          108   --               108
   Malaysia........           --           --   --                --
   Singapore.......           --       13,868   --            13,868
   South Korea.....           --           --   --                --
   Spain...........           --            9   --                 9
   Thailand........           --       11,808   --            11,808
   United Kingdom..           --        5,166   --             5,166
Securities Lending
  Collateral.......           --   46,366,258   --        46,366,258
                    ------------ ------------   --    --------------
TOTAL.............. $301,434,143 $926,715,224   --    $1,228,149,367
                    ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     TAX-MANAGED                  TAX-MANAGED
                                                                   U.S. MARKETWIDE  TAX-MANAGED  U.S. TARGETED  TAX-MANAGED
                                                                        VALUE       U.S. EQUITY      VALUE     U.S. SMALL CAP
                                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   --------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.............  $  2,273,733             --            --             --
Investments at Value (including $0, $124,258, $307,253 and
  $223,794 of securities on loan, respectively)...................            --   $  1,516,917  $  2,343,679   $  1,314,889
Temporary Cash Investments at Value & Cost........................            --             --         6,496          5,564
Collateral Received from Securities on Loan at Value & Cost.......            --             77           746          1,175
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................            --        127,265       315,386        228,950
Receivables:
   Investment Securities Sold/Affiliated Investment Company
     Sold.........................................................            --             47           549            301
   Dividends and Interest.........................................            --          1,391           648            442
   Securities Lending Income......................................            --             42           137            137
   Fund Shares Sold...............................................           911            578         1,081            354
Prepaid Expenses and Other Assets.................................            11             24            21             11
                                                                    ------------   ------------  ------------   ------------
       Total Assets...............................................     2,274,655      1,646,341     2,668,743      1,551,823
                                                                    ------------   ------------  ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................            --        127,342       316,132        230,125
   Investment Securities Purchased/Affiliated Investment
     Company Purchased............................................            39             --             6          2,050
   Fund Shares Redeemed...........................................           872            973           726            504
   Due to Advisor.................................................           283            247           822            547
   Loan Payable...................................................            --            226            --             --
Accrued Expenses and Other Liabilities............................            82            121           111             73
                                                                    ------------   ------------  ------------   ------------
       Total Liabilities..........................................         1,276        128,909       317,797        233,299
                                                                    ------------   ------------  ------------   ------------
NET ASSETS........................................................  $  2,273,379   $  1,517,432  $  2,350,946   $  1,318,524
                                                                    ============   ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................   143,093,899    100,897,026   105,634,208     53,810,301
                                                                    ============   ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE.......................................................  $      15.89   $      15.04  $      22.26   $      24.50
                                                                    ============   ============  ============   ============
Investments in Affiliated Investment Company at Cost..............  $  1,855,577   $         --  $         --   $         --
                                                                    ------------   ------------  ------------   ------------
Investments at Cost...............................................  $         --   $    934,534  $  1,858,419   $    902,064
                                                                    ------------   ------------  ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital...................................................  $  2,008,393   $  1,381,627  $  1,853,328   $  1,002,910
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................         5,634          3,483         3,309          1,845
Accumulated Net Realized Gain (Loss)..............................      (158,804)      (450,061)        9,049        (99,056)
Net Unrealized Appreciation (Depreciation)........................       418,156        582,383       485,260        412,825
                                                                    ------------   ------------  ------------   ------------
NET ASSETS........................................................  $  2,273,379   $  1,517,432  $  2,350,946   $  1,318,524
                                                                    ============   ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED...................................   700,000,000    500,000,000   700,000,000    500,000,000
                                                                    ============   ============  ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  T.A. U.S.       TAX-MANAGED     T.A. WORLD
                                                                                    CORE       DFA INTERNATIONAL EX U.S. CORE
                                                                                  EQUITY 2           VALUE          EQUITY
                                                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO*
                                                                                -------------- ----------------- ------------
ASSETS:........................................................................
Investments at Value (including $414,060, $71,825 and $49,956 of securities on
  loan, respectively).......................................................... $    2,771,532   $  1,897,164    $  1,181,783
Temporary Cash Investments at Value & Cost.....................................          8,695             --              --
Collateral Received from Securities on Loan at Value & Cost....................            766          2,999           1,366
Affiliated Collateral Received from Securities on Loan at Value & Cost.........        424,260         74,000          45,000
Foreign Currencies at Value....................................................             --          3,504           3,058
Cash...........................................................................             --            784           3,198
Receivables:
   Investment Securities Sold..................................................             76          6,369              78
   Dividends, Interest and Tax Reclaims........................................          2,127         10,238           5,653
   Securities Lending Income...................................................            164            519             184
   Fund Shares Sold............................................................          1,930            860             690
Unrealized Gain on Foreign Currency Contracts..................................             --             --              11
Prepaid Expenses and Other Assets..............................................             14             31              23
                                                                                --------------   ------------    ------------
Total Assets...................................................................      3,209,564      1,996,468       1,241,044
                                                                                --------------   ------------    ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................        425,026         76,999          46,366
   Investment Securities Purchased.............................................             --          2,091           3,464
   Fund Shares Redeemed........................................................            772            464             450
   Due to Advisor..............................................................            506            794             394
Unrealized Loss on Foreign Currency Contracts..................................             --             --               1
Accrued Expenses and Other Liabilities.........................................            121            170              17
                                                                                --------------   ------------    ------------
       Total Liabilities.......................................................        426,425         80,518          50,692
                                                                                --------------   ------------    ------------
NET ASSETS..................................................................... $    2,783,139   $  1,915,950    $  1,190,352
                                                                                ==============   ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................    289,920,951    147,454,918     137,520,084
                                                                                ==============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE........................................................................ $         9.60   $      12.99    $       8.66
                                                                                ==============   ============    ============
Investments at Cost............................................................ $    2,114,659   $  1,970,057    $  1,060,444
                                                                                --------------   ------------    ------------
Foreign Currencies at Cost..................................................... $           --   $      3,486    $      3,047
                                                                                --------------   ------------    ------------

NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $    2,113,610   $  2,011,038    $  1,061,642
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                                7,008         15,785           7,496
Accumulated Net Realized Gain (Loss)...........................................          5,648        (38,103)           (212)
Net Unrealized Foreign Exchange Gain (Loss)....................................             --            105              76
Net Unrealized Appreciation (Depreciation).....................................        656,873        (72,875)        121,350
                                                                                --------------   ------------    ------------
NET ASSETS..................................................................... $    2,783,139   $  1,915,950    $  1,190,352
                                                                                ==============   ============    ============
(1) NUMBER OF SHARES AUTHORIZED................................................  1,000,000,000    700,000,000     500,000,000
                                                                                ==============   ============    ============

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                       TAX-MANAGED
                                                                     U.S. MARKETWIDE TAX-MANAGED     TAX-MANAGED
                                                                          VALUE      U.S. EQUITY U.S. TARGETED VALUE
                                                                       PORTFOLIO*     PORTFOLIO       PORTFOLIO
                                                                     --------------- ----------- -------------------
INVESTMENT INCOME
   Dividends........................................................    $ 22,645      $ 14,348        $ 14,644
   Interest.........................................................           6             4               6
   Income from Securities Lending...................................         964           244             878
   Expenses Allocated from Affiliated Investment Company............      (2,346)           --              --
                                                                        --------      --------        --------
       Total Investment Income......................................      21,269        14,596          15,528
                                                                        --------      --------        --------
EXPENSES
   Investment Advisory Services Fees................................          --           359           4,790
   Administrative Services Fees.....................................       1,624         1,076              --
   Accounting & Transfer Agent Fees.................................          18            84             128
   Custodian Fees...................................................          --            18              23
   Filing Fees......................................................          44            33              31
   Shareholders' Reports............................................          24            14              26
   Directors'/Trustees' Fees & Expenses.............................           9             7               9
   Professional Fees................................................          15            23              30
   Other............................................................           9             9              17
                                                                        --------      --------        --------
       Total Expenses...............................................       1,743         1,623           5,054
                                                                        --------      --------        --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................          --           (54)             --
                                                                        --------      --------        --------
   Net Expenses.....................................................       1,743         1,569           5,054
                                                                        --------      --------        --------
   NET INVESTMENT INCOME (LOSS).....................................      19,526        13,027          10,474
                                                                        --------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities.....................................................          --            10              --
   Net Realized Gain (Loss) on:.....................................
       Investment Securities Sold...................................      28,153        13,192          58,292
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities........................................     181,567       144,735         181,938
                                                                        --------      --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................     209,720       157,937         240,230
                                                                        --------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.                                                           $229,246      $170,964        $250,704
                                                                        ========      ========        ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                   T.A. U.S.    TAX-MANAGED    T.A. WORLD
                                                                     TAX-MANAGED     CORE    DFA INTERNATIONAL   EX U.S.
                                                                    U.S. SMALL CAP EQUITY 2        VALUE       CORE EQUITY
                                                                      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                    -------------- --------- ----------------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,538 and
     $1,274, respectively).........................................    $  7,923    $ 23,369       $31,585        $15,931
   Interest........................................................           4           6             1             --
   Income from Securities Lending..................................         866       1,062           748            530
                                                                       --------    --------       -------        -------
       Total Investment Income.....................................       8,793      24,437        32,334         16,461
                                                                       --------    --------       -------        -------
EXPENSES
   Investment Advisory Services Fees...............................       3,160       2,860         4,629          2,214
   Accounting & Transfer Agent Fees................................          75         143           108             69
   Custodian Fees..................................................          25          29           186            307
   Filing Fees.....................................................          34          62            52             17
   Shareholders' Reports...........................................          17          19            25             11
   Directors'/Trustees' Fees & Expenses............................           5          10             8              4
   Professional Fees...............................................          16          31            27             23
   Other...........................................................          10          16            20             11
                                                                       --------    --------       -------        -------
       Total Expenses..............................................       3,342       3,170         5,055          2,656
                                                                       --------    --------       -------        -------
   Fees Paid Indirectly............................................          --          --            (3)            (3)
                                                                       --------    --------       -------        -------
   Net Expenses....................................................       3,342       3,170         5,052          2,653
                                                                       --------    --------       -------        -------
   NET INVESTMENT INCOME (LOSS)....................................       5,451      21,267        27,282         13,808
                                                                       --------    --------       -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Receivedfrom Investment Securities...          --          37            --             --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................      36,405      24,423        (5,804)         2,135
       Foreign Currency Transactions...............................          --          --          (282)            69
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      95,034     250,270          (883)        33,737
       Translation of Foreign Currency Denominated Amounts.........          --          --           236             11
                                                                       --------    --------       -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     131,439     274,730        (6,733)        35,952
                                                                       --------    --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....    $136,890    $295,997       $20,549        $49,760
                                                                       ========    ========       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                  TAX-MANAGED             TAX-MANAGED             TAX-MANAGED             TAX-MANAGED
                                U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO            PORTFOLIO
                            ----------------------  ----------------------  ----------------------  ----------------------
                            SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                               ENDED      ENDED        ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                             APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                               2012        2011        2012        2011        2012        2011        2012        2011
                            ----------- ----------  ----------- ----------  ----------- ----------  ----------- ----------
                            (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS...............
Operations:
   Net Investment
     Income
     (Loss)................ $   19,526  $   30,707  $   13,027  $   23,293  $   10,474  $   15,488  $    5,451  $    8,057
   Capital Gain
     Distributions
     Received from
     Investment
     Securites.............         --          --          10          --          --          --          --          --
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold/
         Affiliated
         Investment
         Companies
         Sold..............     28,153      55,401      13,192      16,560      58,292     163,018      36,405      86,099
   Change in
     Unrealized
     Appreciation
     (Depreciation)
     of:
       Investment
         Securities/
         Affiliated
         Investment
         Companies.........    181,567      29,854     144,735      57,130     181,938     (52,059)     95,034       5,490
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         in Net
         Assets
         Resulting
         from
         Operations........    229,246     115,962     170,964      96,983     250,704     126,447     136,890      99,646
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment
     Income................    (19,267)    (29,356)    (12,900)    (22,909)     (9,186)    (15,344)     (4,908)     (7,826)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Total
         Distributions.....    (19,267)    (29,356)    (12,900)    (22,909)     (9,186)    (15,344)     (4,908)     (7,826)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital Share
  Transactions (1):
   Shares Issued...........    158,222     424,803     113,586     267,973     126,256     369,513      80,970     189,668
   Shares Issued in
     Lieu of Cash
     Distributions.........     18,695      28,526      12,116      20,568       9,072      15,175       4,775       7,626
   Shares
     Redeemed..............   (176,636)   (373,757)   (130,402)   (284,783)   (216,955)   (450,282)   (111,488)   (218,323)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         from
         Capital
         Share
         Transactions......        281      79,572      (4,700)      3,758     (81,627)    (65,594)    (25,743)    (21,029)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Total Increase
         (Decrease)
         in Net
         Assets............    210,260     166,178     153,364      77,832     159,891      45,509     106,239      70,791
NET ASSETS
   Beginning of
     Period................  2,063,119   1,896,941   1,364,068   1,286,236   2,191,055   2,145,546   1,212,285   1,141,494
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period........... $2,273,379  $2,063,119  $1,517,432  $1,364,068  $2,350,946  $2,191,055  $1,318,524  $1,212,285
                            ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued...........     10,505      28,609       8,104      19,801       6,040      17,877       3,461       8,418
   Shares Issued in
     Lieu of Cash
     Distributions.........      1,292       1,941         892       1,533         467         743         223         342
   Shares
     Redeemed..............    (11,760)    (25,136)     (9,278)    (21,432)    (10,303)    (21,598)     (4,805)     (9,600)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         from Shares
         Issued and
         Redeemed..........         37       5,414        (282)        (98)     (3,796)     (2,978)     (1,121)       (840)
                            ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET
  INVESTMENT INCOME
  (DISTRIBUTIONS IN
  EXCESS OF NET
  INVESTMENT
  INCOME).................. $    5,634  $    5,375  $    3,483  $    3,356  $    3,309  $    2,021  $    1,845  $    1,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            T.A. WORLD
                                                           T.A. U.S.              TAX-MANAGED                 EX U.S.
                                                         CORE EQUITY 2         DFA INTERNATIONAL            CORE EQUITY
                                                           PORTFOLIO            VALUE PORTFOLIO              PORTFOLIO
                                                    ----------------------  ----------------------   ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                       ENDED      ENDED        ENDED       ENDED        ENDED       ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                       2012        2011        2012         2011        2012         2011
                                                    ----------- ----------  ----------- ----------   ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS..................
Operations:
   Net Investment Income (Loss).................... $   21,267  $   32,960  $   27,282  $   61,460   $   13,808  $   28,745
   Capital Gain Distributions Received from
     Investment Securities.........................         37          --          --          --           --          --
   Net Realized Gain (Loss) on:
     Investment Securities Sold....................     24,423      20,516      (5,804)     68,397        2,135       3,859
     Foreign Currency Transactions.................         --          --        (282)        460**         69        (131)**
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency....................................    250,270      80,826        (883)   (282,899)      33,737    (128,674)
     Translation of Foreign Currency
       Denominated Amounts.........................         --          --         236        (385)          11          (3)
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --          --          --          --           --         316
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...................    295,997     134,302      20,549    (152,967)      49,760     (95,888)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
Distributions From:
   Net Investment Income...........................    (18,740)    (31,850)    (18,698)    (59,500)      (9,838)    (27,820)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Total Distributions...........................    (18,740)    (31,850)    (18,698)    (59,500)      (9,838)    (27,820)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    280,349     710,062     288,695     523,994      236,575     396,289
   Shares Issued in Lieu of Cash Distributions.....     18,420      31,390      18,269      58,085        9,542      26,989
   Shares Redeemed.................................   (225,759)   (425,616)   (236,361)   (360,119)    (138,668)   (223,588)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
       Transactions................................     73,010     315,836      70,603     221,960      107,449     199,690
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets.......    350,267     418,288      72,454       9,493      147,371      75,982
NET ASSETS
   Beginning of Period.............................  2,432,872   2,014,584   1,843,496   1,834,003    1,042,981     966,999
                                                    ----------  ----------  ----------  ----------   ----------  ----------
   End of Period................................... $2,783,139  $2,432,872  $1,915,950  $1,843,496   $1,190,352  $1,042,981
                                                    ==========  ==========  ==========  ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     31,064      80,649      22,992      37,445       28,975      42,686
   Shares Issued in Lieu of Cash Distributions.....      2,139       3,600       1,504       3,994        1,219       2,902
   Shares Redeemed.................................    (25,036)    (48,716)    (18,948)    (25,779)     (17,035)    (25,134)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) from Shares Issued
       and Redeemed................................      8,167      35,533       5,548      15,660       13,159      20,454
                                                    ==========  ==========  ==========  ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                           $    7,008  $    4,481  $   15,785  $    7,201   $    7,496  $    3,526

--------
** Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                 ----------------------------------------------------------------------------------------------------------
                        SIX                                                          PERIOD
                      MONTHS           YEAR           YEAR           YEAR            DEC. 1,          YEAR           YEAR
                       ENDED           ENDED          ENDED          ENDED           2007 TO          ENDED          ENDED
                       APRIL           OCT.           OCT.           OCT.             OCT.            NOV.           NOV.
                        30,             31,            31,            31,              31,             30,            30,
                       2012            2011           2010           2009             2008            2007           2006
                 -----------       ----------     ----------     ----------     ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .    $    14.42        $    13.78     $    11.61     $    10.59     $    17.51        $    17.67     $    15.26
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)
   (A) .........       0.14              0.22           0.16           0.21           0.27              0.27           0.24
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized)..       1.47              0.63           2.17           1.06          (6.66)            (0.16)          2.39
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Total from
  Investment
  Operations           1.61              0.85           2.33           1.27          (6.39)             0.11           2.63
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Less
  Distributions
 Net
   Investment
   Income.......      (0.14)            (0.21)         (0.16)         (0.25)         (0.29)            (0.27)         (0.22)
 Net
   Realized
   Gains........         --                --             --             --          (0.24)               --             --
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
   Total
     Distrib-
   utions.......      (0.14)            (0.21)         (0.16)         (0.25)         (0.53)            (0.27)         (0.22)
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Net
  Asset
  Value,
  End of
  Period........ $    15.89        $    14.42     $    13.78     $    11.61     $    10.59        $    17.51     $    17.67
                 ==========        ==========     ==========     ==========     ==========        ==========     ==========
Total
  Return........      11.22%(C)          6.15%         20.17%         12.54%        (37.53)%(C)         0.54%         17.45%
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)... $2,273,379        $2,063,119     $1,896,941     $1,618,256     $1,576,757        $2,747,843     $2,505,779
Ratio of
  Expenses
  to
  Average
  Net
  Assets........       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)       0.38%(B)(D)       0.37%(D)       0.38%(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees).........       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)       0.38%(B)(D)       0.37%(D)       0.38%(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets........       1.81%(B)          1.45%          1.24%          2.07%          1.93%(B)          1.45%          1.47%
Portfolio
  Turnover
  Rate..........        N/A               N/A            N/A            N/A            N/A               N/A            N/A

                                                      TAX-MANAGED U.S. EQUITY PORTFOLIO
                 -------------------------------------------------------------------------------------------------------

                  SIX MONTHS        YEAR          YEAR           YEAR            PERIOD            YEAR           YEAR
                     ENDED          ENDED         ENDED          ENDED           DEC. 1,           ENDED          ENDED
                     APRIL          OCT.          OCT.           OCT.             2007             NOV.           NOV.
                      30,            31,           31,            31,              TO               30,            30,
                     2012           2011          2010           2009         OCT. 31, 2008        2007           2006
                 -----------    ----------    ----------     ----------     -------------      ----------     ----------
                  (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .    $    13.48     $    12.70    $    10.94     $    10.36      $    15.57        $    14.75     $    13.26
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)
   (A) .........       0.13           0.23          0.20           0.22            0.23              0.25           0.21
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized)..       1.56           0.77          1.76           0.60           (5.19)             0.81           1.47
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Total from
  Investment
  Operations           1.69           1.00          1.96           0.82           (4.96)             1.06           1.68
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Less
  Distributions
 Net
   Investment
   Income.......      (0.13)         (0.22)        (0.20)         (0.24)          (0.25)            (0.24)         (0.19)
 Net
   Realized
   Gains........         --             --            --             --              --                --             --
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
   Total
     Distrib-
   utions.......      (0.13)         (0.22)        (0.20)         (0.24)          (0.25)            (0.24)         (0.19)
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Net
  Asset
  Value,
  End of
  Period........ $   $15.04     $    13.48    $    12.70     $    10.94      $    10.36        $    15.57     $    14.75
                 ==========     ==========    ==========     ==========      ==========        ==========     ==========
Total
  Return........      12.63%(C)       7.92%        18.10%          8.30%         (32.30)%(C)         7.23%         12.84%
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)... $1,517,432     $1,364,068    $1,286,236     $1,141,449      $1,268,330        $1,823,812     $1,487,611
Ratio of
  Expenses
  to
  Average
  Net
  Assets........       0.22%(B)       0.22%**       0.22%(D)       0.22%(D)        0.22%(B)(D)       0.22%(D)       0.23%(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees).........       0.23%(B)       0.23%**       0.23%(D)       0.26%(D)        0.23%(B)(D)       0.23%(D)       0.24%(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets........       1.83%(B)       1.65%         1.70%          2.24%           1.76%(B)          1.59%          1.55%
Portfolio
  Turnover
  Rate..........          5%(C)         11%*         N/A            N/A             N/A               N/A            N/A

* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period
   November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                        -------------------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        YEAR        YEAR         PERIOD           YEAR        YEAR
                            ENDED        ENDED       ENDED       ENDED         DEC. 1,         ENDED       ENDED
                          APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,       2007 TO        NOV. 30,    NOV. 30,
                            2012          2011        2010        2009      OCT. 31, 2008       2007        2006
                        -----------    ----------  ----------  ----------  -------------    ----------   ----------
                         (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .           $    20.02     $    19.09  $    14.96  $    14.41   $    23.09      $    27.39   $    25.60
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Income from
  Investment
  Operations
 Net Investment Income
   (Loss) (A) .........       0.10           0.14        0.11        0.14         0.20            0.25         0.22
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........       2.23           0.93        4.13        0.60        (7.29)          (1.87)        3.90
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
   Total
     from
     Investment
     Operations........       2.33           1.07        4.24        0.74        (7.09)          (1.62)        4.12
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Less
  Distributions
 Net
   Investment
   Income..............      (0.09)         (0.14)      (0.11)      (0.19)       (0.18)          (0.24)       (0.19)
 Net
   Realized
   Gains...............         --             --          --          --        (1.41)          (2.44)       (2.14)
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
   Total
     Distributions.....      (0.09)         (0.14)      (0.11)      (0.19)       (1.59)          (2.68)       (2.33)
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Net Asset
  Value, End
  of
  Period............... $    22.26     $    20.02  $    19.09  $    14.96   $    14.41      $    23.09   $    27.39
                        ==========     ==========  ==========  ==========   ==========      ==========   ==========
Total
  Return...............      11.68%(C)       5.58%      28.43%       5.41%      (32.85)%(C)      (6.58)%      17.70%
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Net Assets,
  End of
  Period
  (thousands).......... $2,350,946     $2,191,055  $2,145,546  $1,700,343   $1,662,774      $2,905,694   $3,203,763
Ratio of
  Expenses
  to Average
  Net
  Assets...............       0.45%(B)       0.44%       0.45%       0.47%        0.45%(B)        0.47%        0.53%
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets...............       0.92%(B)       0.66%       0.63%       1.04%        1.07%(B)        0.98%        0.85%
Portfolio
  Turnover
  Rate.................          7%(C)         21%         26%         34%          40%(C)          28%          35%

                                                   TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                        -----------------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        YEAR       YEAR        PERIOD           YEAR        YEAR
                            ENDED        ENDED       ENDED      ENDED        DEC. 1,         ENDED       ENDED
                          APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,      2007 TO        NOV. 30,    NOV. 30,
                            2012          2011        2010       2009     OCT. 31, 2008       2007        2006
                        -----------    ----------  ----------  --------  -------------    ----------   ----------
                         (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .           $    22.07     $    20.47  $    16.26  $  15.83   $    25.86      $    26.27   $    22.95
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Income from
  Investment
  Operations
 Net Investment Income
   (Loss) (A) .........       0.10           0.15        0.11      0.13         0.19            0.18         0.10
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........       2.42           1.59        4.20      0.47        (7.87)          (0.42)        3.30
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
   Total
     from
     Investment
     Operations........       2.52           1.74        4.31      0.60        (7.68)          (0.24)        3.40
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Less
  Distributions
 Net
   Investment
   Income..............      (0.09)         (0.14)      (0.10)    (0.17)       (0.18)          (0.17)       (0.08)
 Net
   Realized
   Gains...............         --             --          --        --        (2.17)             --           --
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
   Total
     Distributions.....      (0.09)         (0.14)      (0.10)    (0.17)       (2.35)          (0.17)       (0.08)
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Net Asset
  Value, End
  of
  Period............... $    24.50     $    22.07  $    20.47  $  16.26   $    15.83      $    25.86   $    26.27
                        ==========     ==========  ==========  ========   ==========      ==========   ==========
Total
  Return...............      11.48%(C)       8.50%      26.61%     3.98%      (32.53)%(C)      (0.94)%      14.88%
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Net Assets,
  End of
  Period
  (thousands).......... $1,318,524     $1,212,285  $1,141,494  $957,145   $1,077,395      $1,779,245   $1,653,038
Ratio of
  Expenses
  to Average
  Net
  Assets...............       0.53%(B)       0.53%       0.53%     0.55%        0.53%(B)        0.53%        0.53%
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets...............       0.87%(B)       0.64%       0.58%     0.88%        0.98%(B)        0.65%        0.41%
Portfolio
  Turnover
  Rate.................         11%(C)         22%         27%       28%          39%(C)          31%          22%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                   --------------------------------------------------------------------------
                                                                                         PERIOD         PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR       DEC. 1,        OCT. 4,
                                       ENDED        ENDED       ENDED       ENDED       2007 TO       2007(a) TO
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,
                                       2012          2011        2010        2009         2008           2007
                                   -----------    ----------  ----------  ----------  --------      ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period ......................... $     8.63     $     8.18  $     6.83  $     6.31  $   9.40       $  10.00
                                   ----------     ----------  ----------  ----------  --------       --------
Income from Investment Operations
  Net Investment Income (Loss)
   (A) ...........................       0.07           0.12        0.11        0.11      0.13           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.97           0.45        1.35        0.52     (3.12)         (0.62)
                                   ----------     ----------  ----------  ----------  --------       --------
   Total from Investment
     Operations...................       1.04           0.57        1.46        0.63     (2.99)         (0.60)
                                   ----------     ----------  ----------  ----------  --------       --------
Less Distributions
  Net Investment Income...........      (0.07)         (0.12)      (0.11)      (0.11)    (0.10)            --
  Net Realized Gains..............         --             --          --          --        --             --
                                   ----------     ----------  ----------  ----------  --------       --------
   Total Distributions............      (0.07)         (0.12)      (0.11)      (0.11)    (0.10)            --
                                   ----------     ----------  ----------  ----------  --------       --------
Net Asset Value, End of Period.... $     9.60     $     8.63  $     8.18  $     6.83  $   6.31       $   9.40
                                   ==========     ==========  ==========  ==========  ========       ========
Total Return......................      12.09%(C)       6.97%      21.49%      10.28%   (32.16)%(C)     (6.00)%(C)
                                   ----------     ----------  ----------  ----------  --------       --------
Net Assets, End of Period
  (thousands)..................... $2,783,139     $2,432,872  $2,014,584  $1,444,886  $585,165       $106,507
Ratio of Expenses to Average Net
  Assets..........................       0.25%(B)       0.24%       0.25%       0.28%     0.29%(B)       0.30%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)..       0.25%(B)       0.24%       0.25%       0.28%     0.29%(B)       0.60%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets..............       1.65%(B)       1.39%       1.45%       1.82%     1.75%(B)       2.09%(B)(E)
Portfolio Turnover Rate...........          3%(C)          6%          5%          5%        9%(C)          0%(C)

                                                          TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period ......................... $    12.99     $    14.53   $    13.49  $    10.55  $    21.91      $    19.96  $    15.51
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income from Investment Operations
  Net Investment Income (Loss)
   (A) ...........................       0.19           0.46         0.31        0.32        0.59            0.59        0.54
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.06)         (1.55)        1.03        3.00       (9.60)           2.76        4.71
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total from Investment
     Operations...................       0.13          (1.09)        1.34        3.32       (9.01)           3.35        5.25
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
  Net Investment Income...........      (0.13)         (0.45)       (0.30)      (0.38)      (0.64)          (0.48)      (0.59)
  Net Realized Gains..............         --             --           --          --       (1.71)          (0.92)      (0.21)
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............      (0.13)         (0.45)       (0.30)      (0.38)      (2.35)          (1.40)      (0.80)
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.... $    12.99     $    12.99   $    14.53  $    13.49  $    10.55      $    21.91  $    19.96
                                   ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................       1.09%(C)      (7.81)%      10.34%      32.27%     (45.58)%(C)      17.51%      35.01%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,915,950     $1,843,496   $1,834,003  $1,637,834  $1,393,229      $2,859,270  $2,370,683
Ratio of Expenses to Average Net
  Assets..........................       0.55%(B)       0.55%        0.55%       0.56%       0.54%(B)        0.54%       0.54%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)..       0.55%(B)       0.55%        0.55%       0.56%       0.54%(B)        0.54%       0.54%
Ratio of Net Investment Income to
  Average Net Assets..............       2.96%(B)       3.16%        2.29%       2.92%       3.76%(B)        2.77%       3.04%
Portfolio Turnover Rate...........         11%(C)         16%          28%         24%         24%(C)          20%         13%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                --------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                   MARCH 6,
                                                                 SIX MONTHS        YEAR       YEAR      YEAR       2008(a)
                                                                    ENDED         ENDED      ENDED     ENDED          TO
                                                                  APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                    2012           2011       2010      2009         2008
                                                                -----------    ----------   --------  --------  --------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period........................... $     8.39     $     9.31   $   8.13  $   5.85  $  10.00
                                                                ----------     ----------   --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)............................       0.10           0.25       0.17      0.16      0.15
   Net Gains (Losses) on Securities (Realized and Unrealized)..       0.25          (0.93)      1.17      2.27     (4.15)
                                                                ----------     ----------   --------  --------  --------
       Total from Investment Operations........................       0.35          (0.68)      1.34      2.43     (4.00)
                                                                ----------     ----------   --------  --------  --------
Less Distributions
------------------
   Net Investment Income.......................................      (0.08)         (0.24)     (0.16)    (0.15)    (0.15)
                                                                ----------     ----------   --------  --------  --------
       Total Distributions.....................................      (0.08)         (0.24)     (0.16)    (0.15)    (0.15)
                                                                ----------     ----------   --------  --------  --------
Net Asset Value, End of Period................................. $     8.66     $     8.39   $   9.31  $   8.13  $   5.85
                                                                ==========     ==========   ========  ========  ========
Total Return...................................................       4.25%(C)      (7.55)%    16.78%    42.13%   (40.61)%(C)
                                                                ----------     ----------   --------  --------  --------
Net Assets, End of Period (thousands).......................... $1,190,352     $1,042,981   $966,999  $668,728  $228,318
Ratio of Expenses to Average Net Assets........................       0.48%(B)       0.48%      0.48%     0.54%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees and Fees Paid Indirectly)...............................       0.48%(B)       0.48%      0.48%     0.51%     0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........       2.51%(B)       2.63%      2.00%     2.38%     3.27%(B)(E)
Portfolio Turnover Rate........................................          1%(C)          5%         2%        5%        2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-nine portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed

DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   ADMINISTRATIVE   ADVISORY
                                                   SERVICES FEES  SERVICES FEES
                                                   -------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio.......      0.15%           --
Tax-Managed U.S. Equity Portfolio.................      0.15%         0.05%
Tax-Managed U.S. Targeted Value Portfolio.........        --          0.42%
Tax-Managed U.S. Small Cap Portfolio..............        --          0.50%
T.A. U.S. Core Equity 2 Portfolio.................        --          0.22%
Tax-Managed DFA International Value Portfolio.....        --          0.50%
T.A. World ex U.S. Core Equity Portfolio..........        --          0.40%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                  PREVIOUSLY
                                                                  RECOVERY       WAIVED FEES/
                                                    EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                   LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
                                                     AMOUNT   EXPENSES ASSUMED     RECOVERY
                                                   ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1).............    0.22%          --              $536
T.A. U.S. Core Equity 2 Portfolio (2).............    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3)......    0.60%          --                --

(1)The Advisor has contractually agreed to waive its administration fee and investment advisory fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount, as listed above.

(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

(3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
Tax-Managed DFA International Value Portfolio.....     $3
T.A. World ex U.S. Core Equity Portfolio..........      3

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid to the CCO by the Fund were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio....... $55
Tax-Managed U.S. Equity Portfolio.................  78
Tax-Managed U.S. Targeted Value Portfolio.........  58
Tax-Managed U.S. Small Cap Portfolio..............  34
T.A. U.S. Core Equity 2 Portfolio.................  47
Tax-Managed DFA International Value Portfolio.....  52
T.A. World ex U.S. Core Equity Portfolio..........  21

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES  SALES
                                                   --------- --------
Tax-Managed U.S. Equity Portfolio................. $ 67,679  $ 69,176
Tax-Managed U.S. Targeted Value Portfolio.........  169,379   247,190
Tax-Managed U.S. Small Cap Portfolio..............  138,629   167,014
T.A. U.S. Core Equity 2 Portfolio.................  136,476    73,282
Tax-Managed DFA International Value Portfolio.....  284,232   204,514
T.A. World ex U.S. Core Equity Portfolio..........  123,584    16,511

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and the distribution of assets and liabilities by a partnership in complete liquidation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE       INCREASE
                                                                     (DECREASE)     (DECREASE)
                                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                   --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio.......         --          $ (51)        $    51
Tax Managed U.S. Equity Portfolio.................     $1,248              2          (1,250)
Tax-Managed U.S. Targeted Value Portfolio.........         --           (117)            117
Tax Managed U.S. Small Cap Portfolio..............         --           (213)            213
T.A. U.S. Core Equity 2 Portfolio.................        934           (938)              4
Tax-Managed DFA International Value Portfolio.....      1,630            129          (1,759)
T.A. World ex U.S. Core Equity Portfolio..........      1,100           (780)           (320)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM    LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAIN  TOTAL
                                                   -------------- ------------ -------
Tax-Managed U.S. Marketwide Value Portfolio
2010..............................................    $21,400          --      $21,400
2011..............................................     29,356          --       29,356
Tax-Managed U.S. Equity Portfolio
2010..............................................     20,546          --       20,546
2011..............................................     22,909          --       22,909
Tax-Managed U.S. Targeted Value Portfolio
2010..............................................     11,978          --       11,978
2011..............................................     15,344          --       15,344
Tax-Managed U.S. Small Cap Portfolio
2010..............................................      5,779          --        5,779
2011..............................................      7,826          --        7,826
T.A. U.S. Core Equity 2 Portfolio
2010..............................................     24,397          --       24,397
2011..............................................     32,785          --       32,785
Tax-Managed DFA International Value Portfolio
2010..............................................     37,438          --       37,438
2011..............................................     61,130          --       61,130
T.A. World ex U.S. Core Equity Portfolio
2010..............................................     14,786          --       14,786
2011..............................................     28,920          --       28,920

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM   LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
T.A. U.S. Core Equity 2 Portfolio.................     $  935          --       $  935
Tax-Managed DFA International Value Portfolio.....      1,630          --        1,630
T.A. World ex U.S. Core Equity Portfolio..........      1,100          --        1,100

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                 TOTAL NET
                                                   NET INVESTMENT              DISTRIBUTABLE
                                                     INCOME AND     CAPITAL      EARNINGS
                                                     SHORT-TERM       LOSS     (ACCUMULATED
                                                   CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                                   -------------- ------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio.......     $5,710      $(186,464)    $(180,754)
Tax-Managed U.S. Equity Portfolio.................      3,475       (461,800)     (458,325)
Tax-Managed U.S. Targeted Value Portfolio.........      3,655        (48,683)      (45,028)
Tax-Managed U.S. Small Cap Portfolio..............      1,834       (135,046)     (133,212)

                                                   UNDISTRIBUTED                 TOTAL NET
                                                   NET INVESTMENT              DISTRIBUTABLE
                                                     INCOME AND     CAPITAL      EARNINGS
                                                     SHORT-TERM       LOSS     (ACCUMULATED
                                                   CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                                   -------------- ------------ -------------
T.A. U.S. Core Equity 2 Portfolio.................     $4,698       $(16,156)    $(11,458)
Tax-Managed DFA International Value Portfolio.....      7,248        (28,430)     (21,182)
T.A. World ex U.S. Core Equity Portfolio..........      4,728           (120)       4,608

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                        EXPIRES ON OCTOBER 31,
                                                   --------------------------------
                                                    2013   2014     2016     2017    TOTAL
                                                   ------ ------- -------- -------- --------
Tax-Managed U.S. Marketwide Value Portfolio.......     --      -- $ 17,667 $168,797 $186,464
Tax-Managed U.S. Equity Portfolio................. $5,878 $27,199  142,157  286,566  461,800
Tax-Managed U.S. Targeted Value Portfolio.........     --      --       --   48,683   48,683
Tax-Managed U.S. Small Cap Portfolio..............     --      --       --  135,046  135,046
T.A. U.S. Core Equity 2 Portfolio.................     --      --       --   16,156   16,156
Tax-Managed DFA International Value Portfolio.....     --      --       --   28,430   28,430
T.A. World ex U.S. Core Equity Portfolio..........     --      --       --      120      120

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio....... $ 55,379
Tax-Managed U.S. Equity Portfolio.................   16,320
Tax Managed U.S. Targeted Value Portfolio.........  163,223
Tax Managed U.S. Small Cap Portfolio..............   86,193
T.A. U.S. Core Equity 2 Portfolio.................   19,765
Tax-Managed DFA International Value Portfolio.....   66,034
T.A. World ex U.S. Core Equity Portfolio..........    3,409

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio....... $1,856,056   $592,149     $(174,472)      $417,677
Tax-Managed U.S. Equity Portfolio.................  1,062,210    611,117       (29,068)       582,049
Tax-Managed U.S. Targeted Value Portfolio.........  2,181,607    658,985      (174,285)       484,700
Tax-Managed U.S. Small Cap Portfolio..............  1,138,133    465,652       (53,207)       412,445
T.A. U.S. Core Equity 2 Portfolio.................  2,551,060    772,133      (117,940)       654,193
Tax-Managed DFA International Value Portfolio.....  2,050,630    198,666      (275,133)       (76,467)
T.A. World ex U.S. Core Equity Portfolio..........  1,109,106    255,600      (136,557)       119,043

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.................     0.82%        $1,051          4         --        $ 2,740
Tax-Managed U.S. Targeted Value Portfolio.........     0.82%         2,965          5         --          4,628
T.A. U.S. Core Equity 2 Portfolio.................     0.82%         2,517          3         --          5,219
Tax-Managed DFA International Value Portfolio.....     0.83%         3,851         20        $ 2         13,457
T.A. World ex U.S. Core Equity Portfolio..........     0.83%         1,864         13          1          8,826

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   At April 30, 2012, Tax-Managed U.S Equity Portfolio had a loan outstanding in the amount of $226 (in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, T.A. World ex U.S. Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $8,936 (in thousands). Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio.......      3             91%
Tax-Managed U.S. Equity Portfolio.................      3             88%
Tax-Managed U.S. Targeted Value Portfolio.........      3             96%
Tax-Managed U.S. Small Cap Portfolio..............      3             95%
T.A. U.S. Core Equity 2 Portfolio.................      3             92%
Tax-Managed DFA International Value Portfolio.....      3             95%
T.A. World ex U.S. Core Equity Portfolio..........      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/11  04/30/12    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return................................ $1,000.00 $1,112.74    0.22%    $1.16
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.77    0.22%    $1.11

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Consumer Discretionary............................  18.4%
Consumer Staples..................................   8.0%
Energy............................................  15.7%
Financials........................................  16.4%
Health Care.......................................   9.6%
Industrials.......................................  15.2%
Information Technology............................   6.1%
Materials.........................................   3.4%
Other.............................................    --
Telecommunication Services........................   6.6%
Utilities.........................................   0.6%
                                                   -----
                                                   100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.4%)
   Carnival Corp..................................   489,649 $ 15,908,696       0.5%
   Comcast Corp. Class A.......................... 3,570,978  108,307,763       3.4%
   Comcast Corp. Special Class A.................. 1,432,185   42,722,079       1.3%
 #*General Motors Co..............................   674,707   15,518,261       0.5%
  *Liberty Interactive Corp. Class A..............   882,463   16,625,603       0.5%
   Lowe's Cos., Inc...............................   426,902   13,434,606       0.4%
  #News Corp. Class A............................. 1,631,529   31,977,968       1.0%
   Time Warner Cable, Inc.........................   693,942   55,827,634       1.8%
  #Time Warner, Inc............................... 1,534,860   57,495,856       1.8%
   Wyndham Worldwide Corp.........................   262,116   13,194,919       0.4%
   Other Securities...............................            212,587,270       6.7%
                                                             ------------      ----
Total Consumer Discretionary......................            583,600,655      18.3%
                                                             ------------      ----

Consumer Staples -- (7.6%)
   Archer-Daniels-Midland Co......................   813,476   25,079,465       0.8%
   CVS Caremark Corp.............................. 1,510,745   67,409,442       2.1%
   Kraft Foods, Inc. Class A...................... 2,081,099   82,973,417       2.6%
   Other Securities...............................             79,792,493       2.5%
                                                             ------------      ----
Total Consumer Staples............................            255,254,817       8.0%
                                                             ------------      ----

Energy -- (14.8%)
   Anadarko Petroleum Corp........................   845,068   61,867,428       2.0%
   Apache Corp....................................   292,215   28,035,107       0.9%
   Chevron Corp...................................   452,159   48,182,063       1.5%
   ConocoPhillips................................. 1,766,829  126,557,961       4.0%
   Hess Corp......................................   378,130   19,715,698       0.6%
   Marathon Oil Corp..............................   903,937   26,521,512       0.8%
   Marathon Petroleum Corp........................   451,968   18,806,388       0.6%
   National Oilwell Varco, Inc....................   169,032   12,805,864       0.4%
   Transocean, Ltd................................   274,265   13,820,213       0.4%
  #Valero Energy Corp.............................   658,099   16,255,045       0.5%
   Other Securities...............................            125,887,466       4.0%
                                                             ------------      ----
Total Energy......................................            498,454,745      15.7%
                                                             ------------      ----

Financials -- (15.5%)
   Bank of America Corp........................... 5,654,292   45,856,308       1.4%
   Capital One Financial Corp.....................   491,088   27,245,562       0.9%
   Citigroup, Inc................................. 2,115,722   69,903,455       2.2%
  #CME Group, Inc.................................    82,877   22,030,364       0.7%
   JPMorgan Chase & Co............................   750,334   32,249,355       1.0%
   MetLife, Inc................................... 1,126,173   40,576,013       1.3%
   Morgan Stanley................................. 1,476,248   25,509,565       0.8%
   Prudential Financial, Inc......................   497,625   30,126,218       0.9%
   Other Securities...............................            225,652,372       7.1%
                                                             ------------      ----
Total Financials..................................            519,149,212      16.3%
                                                             ------------      ----

Health Care -- (9.1%)
   Aetna, Inc.....................................   503,313   22,165,905       0.7%
   Humana, Inc....................................   236,814   19,106,154       0.6%
   Pfizer, Inc.................................... 5,208,907  119,440,238       3.7%
   Thermo Fisher Scientific, Inc..................   499,520   27,798,288       0.9%
   WellPoint, Inc.................................   504,640   34,224,685       1.1%
   Other Securities...............................             82,049,987       2.6%
                                                             ------------      ----
Total Health Care.................................            304,785,257       9.6%
                                                             ------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                SHARES        VALUE+     OF NET ASSETS**
                                                             ------------ -------------- ---------------
Industrials -- (14.3%)
   CSX Corp.................................................    1,242,950 $   27,730,214       0.9%
   General Electric Co......................................    5,593,904    109,528,640       3.4%
   Norfolk Southern Corp....................................      545,229     39,763,551       1.2%
   Northrop Grumman Corp....................................      337,038     21,327,765       0.7%
   Tyco International, Ltd..................................      405,140     22,740,508       0.7%
   Union Pacific Corp.......................................      480,399     54,016,064       1.7%
   Other Securities.........................................                 205,823,680       6.5%
                                                                          --------------      ----
Total Industrials...........................................                 480,930,422      15.1%
                                                                          --------------      ----

Information Technology -- (5.8%)
  #Activision Blizzard, Inc.................................      982,162     12,640,425       0.4%
   Corning, Inc.............................................    1,298,385     18,631,825       0.6%
   Xerox Corp...............................................    1,791,473     13,937,660       0.4%
  *Yahoo!, Inc..............................................    1,048,770     16,297,886       0.5%
   Other Securities.........................................                 132,137,524       4.2%
                                                                          --------------      ----
Total Information Technology................................                 193,645,320       6.1%
                                                                          --------------      ----

Materials -- (3.2%)
   International Paper Co...................................      493,615     16,442,316       0.5%
   Other Securities.........................................                  90,345,791       2.8%
                                                                          --------------      ----
Total Materials.............................................                 106,788,107       3.3%
                                                                          --------------      ----

Other -- (0.0%)
   Other Securities.........................................                          54       0.0%
                                                                          --------------      ----

Telecommunication Services -- (6.2%)
   AT&T, Inc................................................    4,065,906    133,808,966       4.2%
   CenturyLink, Inc.........................................      536,163     20,674,445       0.7%
   Verizon Communications, Inc..............................      855,430     34,542,263       1.1%
   Other Securities.........................................                  20,559,510       0.6%
                                                                          --------------      ----
Total Telecommunication Services............................                 209,585,184       6.6%
                                                                          --------------      ----

Utilities -- (0.5%)
   Other Securities.........................................                  18,320,919       0.6%
                                                                          --------------      ----
TOTAL COMMON STOCKS.........................................               3,170,514,692      99.6%
                                                                          --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares........................   11,813,025     11,813,025       0.4%
                                                                          --------------      ----

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
 (S)@DFA Short Term Investment Fund.........................  174,346,139    174,346,139       5.5%
    @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $1,603,475 FNMA, rates
       rangingfrom 2.000% to 6.331%(r), maturities ranging
       from 01/01/19 to 09/01/45, valued at $1,608,446) to
       be repurchased at $1,556,774......................... $      1,557      1,556,765       0.0%
TOTAL SECURITIES LENDING COLLATERAL.........................                 175,902,904       5.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                                       VALUE+     OF NET ASSETS
                                                   -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,770,249,146)........................... $3,358,230,621     105.5%

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary......................... $  583,600,655           --   --    $  583,600,655
   Consumer Staples...............................    255,254,817           --   --       255,254,817
   Energy.........................................    498,454,745           --   --       498,454,745
   Financials.....................................    519,149,212           --   --       519,149,212
   Health Care....................................    304,785,257           --   --       304,785,257
   Industrials....................................    480,916,192 $     14,230   --       480,930,422
   Information Technology.........................    193,645,320           --   --       193,645,320
   Materials......................................    106,788,107           --   --       106,788,107
   Other..........................................             --           54   --                54
   Telecommunication Services.....................    209,585,184           --   --       209,585,184
   Utilities......................................     18,320,919           --   --        18,320,919
Temporary Cash Investments........................     11,813,025           --   --        11,813,025
Securities Lending Collateral.....................             --  175,902,904   --       175,902,904
                                                   -------------- ------------   --    --------------
TOTAL............................................. $3,182,313,433 $175,917,188   --    $3,358,230,621
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $171,212 of securities on loan, respectively)... $3,170,515
Temporary Cash Investments at Value & Cost......................................     11,813
Collateral Received from Securities on Loan at Value & Cost.....................      1,557
Affiliated Collateral Received from Securities on Loan at Value & Cost..........    174,346
Receivables:
   Investment Securities Sold...................................................      1,961
   Dividends and Interest.......................................................      3,494
   Securities Lending Income....................................................        153
   Fund Shares Sold.............................................................         40
Prepaid Expenses and Other Assets...............................................          5
                                                                                 ----------
       Total Assets.............................................................  3,363,884
                                                                                 ----------
LIABILITIES:....................................................................
Payables:
   Upon Return of Securities Loaned.............................................    175,903
   Investment Securities Purchased..............................................      3,417
   Due to Advisor...............................................................        529
Accrued Expenses and Other Liabilities..........................................        154
                                                                                 ----------
       Total Liabilities........................................................    180,003
                                                                                 ----------
NET ASSETS...................................................................... $3,183,881
                                                                                 ==========
Investments at Cost............................................................. $2,582,534
                                                                                 ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends.................................................... $ 31,743
   Interest.....................................................        8
   Income from Securities Lending...............................    1,352
                                                                 --------
       Total Investment Income..................................   33,103
                                                                 --------
EXPENSES
   Investment Advisory Services Fees............................    3,035
   Accounting & Transfer Agent Fees.............................      150
   Custodian Fees...............................................       22
   Shareholders' Reports........................................        7
   Directors'/Trustees' Fees & Expenses.........................       12
   Professional Fees............................................       48
   Other........................................................       15
                                                                 --------
       Total Expenses...........................................    3,289
                                                                 --------
   NET INVESTMENT INCOME (LOSS).................................   29,814
                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................   39,721
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................  253,956
                                                                 --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  293,677
                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $323,491
                                                                 ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  SIX MONTHS     YEAR
                                                                                     ENDED      ENDED
                                                                                   APRIL 30,   OCT. 31,
                                                                                     2012        2011
                                                                                  ----------- ----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:......................................................................
   Net Investment Income (Loss).................................................. $   29,814  $   47,870
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     39,721      84,152
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................    253,956      37,055
                                                                                  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    323,491     169,077
                                                                                  ----------  ----------
Transactions in Interest:
   Contributions.................................................................     61,244     200,009
   Withdrawals...................................................................   (102,179)   (138,434)
                                                                                  ----------  ----------
          Net Increase (Decrease) from Transactions in Interest..................    (40,935)     61,575
                                                                                  ----------  ----------
          Total Increase (Decrease) in Net Assets................................    282,556     230,652
NET ASSETS
   Beginning of Period...........................................................  2,901,325   2,670,673
                                                                                  ----------  ----------
   End of Period................................................................. $3,183,881  $2,901,325
                                                                                  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                                          PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,         YEAR
                                       ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED     YEAR ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012          2011        2010        2009          2008          2007        2006
                                   -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      11.27%(C)       6.33%      20.38%      12.76%     (37.44)%(C)       0.67%      17.70%
                                   ----------     ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $3,183,881     $2,901,325  $2,670,673  $2,289,927  $2,190,724      $3,858,580  $3,521,559
Ratio of Expenses to Average Net
  Assets..........................       0.22%(B)       0.22%       0.22%       0.23%       0.22%(B)        0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets..............       1.98%(B)       1.61%       1.40%       2.23%       2.09%(B)        1.61%       1.63%
Portfolio Turnover Rate...........          8%(C)         20%         25%         28%         40%(C)          21%         21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $76 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid to the CCO by the Trust were $41 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

PURCHASES        SALES
---------       --------
   $234,158     $246,246

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                             NET
                                          UNREALIZED
 FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
 TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
 --------   ------------ -------------- --------------
$2,770,921    $815,442     $(228,132)      $587,310

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Series' tax position and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Trust under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                   MAXIMUM
                                                    AMOUNT
  WEIGHTED       WEIGHTED    NUMBER OF   INTEREST  BORROWED
  AVERAGE        AVERAGE        DAYS     EXPENSE    DURING
INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD
-------------  ------------ ------------ -------- ----------
   0.82%          $2,911         8          $1      $7,679

* Number of Days Outstanding represents the total of a single or consecutive days during the six months endedApril 30, 2012 that the Trust's available line of credit was utilized.

   There were no outstanding borrowings by the Trust under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

(LOGO)                                                        DFA043012-002S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                             PAGE
                                                             ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes..................   1

Disclosure of Fund Expenses.................................   2

Disclosure of Portfolio Holdings............................   3

Summary Schedules of Portfolio Holdings

   CSTG&E U.S. Social Core Equity 2 Portfolio...............   4

   CSTG&E International Social Core Equity Portfolio........   7

Statements of Assets and Liabilities........................  11

Statements of Operations....................................  12

Statements of Changes in Net Assets.........................  13

Financial Highlights........................................  14

Notes to Financial Statements...............................  15

Voting Proxies on Fund Portfolio Securities.................  23

Board Approval of Investment Advisory Agreements............  24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations

   ADR      American Depositary Receipt

   FHLMC    Federal Home Loan Mortgage Corporation

   FNMA     Federal National Mortgage Association

   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Note B to Financial Statements.

   ++ Securities have generally been fair valued. See Note B to Financial Statements.

   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

   *        Non-Income Producing Securities.

   #        Total or Partial Securities on Loan.

   @        Security purchased with cash proceeds from Securities on Loan.

   (r)      The adjustable rate shown is effective as of April 30, 2012.

   (S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)      Computed using average shares outstanding.

   (B)      Annualized

   (C)      Non-Annualized

   (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --       Amounts designated as -- are either zero or rounded to zero.

   REIT     Real Estate Investment Trust

   SEC      Securities and Exchange Commission

   (a)      Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/11  04/30/12    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
------------------------------------------
Actual Fund Return................................ $1,000.00 $1,116.35    0.38%    $2.00
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.97    0.38%    $1.91

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,040.52    0.62%    $3.15
Hypothetical 5% Annual Return..................... $1,000.00 $1,021.78    0.62%    $3.12

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

       CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Consumer Discretionary............................  15.0%
Consumer Staples..................................   6.0%
Energy............................................  13.1%
Financials........................................  21.0%
Industrials.......................................  15.9%
Information Technology............................  16.6%
Materials.........................................   5.9%
Other.............................................    --
Telecommunication Services........................   3.5%
Utilities.........................................   3.0%
                                                   -----
                                                   100.0%

   CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary............................  13.9%
Consumer Staples..................................   6.4%
Energy............................................  10.1%
Financials........................................  26.3%
Industrials.......................................  17.3%
Information Technology............................   6.1%
Materials.........................................  12.8%
Telecommunication Services........................   3.8%
Utilities.........................................   3.3%
                                                   -----
                                                   100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                   SHARES   VALUE+    OF NET ASSETS**
                                                   ------ ----------- ---------------
COMMON STOCKS -- (91.3%)
Consumer Discretionary -- (13.7%)
   Comcast Corp. Class A.......................... 11,509 $   349,068       0.4%
   Lowe's Cos., Inc............................... 10,000     314,700       0.4%
   Macy's, Inc....................................  6,200     254,324       0.3%
   McDonald's Corp................................  2,200     214,390       0.3%
   News Corp. Class A............................. 12,600     246,960       0.3%
   Time Warner, Inc...............................  8,366     313,390       0.4%
   Walt Disney Co. (The).......................... 12,047     519,346       0.7%
   Other Securities...............................          9,692,885      12.1%
                                                          -----------      ----
Total Consumer Discretionary......................         11,905,063      14.9%
                                                          -----------      ----
Consumer Staples -- (5.5%)
   Coca-Cola Co. (The)............................  4,000     305,280       0.4%
   Kraft Foods, Inc. Class A...................... 17,503     697,845       0.9%
   PepsiCo, Inc...................................  2,979     196,614       0.2%
   Procter & Gamble Co. (The).....................  9,400     598,216       0.8%
   Wal-Mart Stores, Inc...........................  5,900     347,569       0.4%
   Other Securities...............................          2,644,822       3.3%
                                                          -----------      ----
Total Consumer Staples............................          4,790,346       6.0%
                                                          -----------      ----
Energy -- (12.0%)
   Anadarko Petroleum Corp........................  3,500     256,235       0.3%
   Apache Corp....................................  2,351     225,555       0.3%
   Chevron Corp................................... 17,800   1,896,768       2.4%
   ConocoPhillips.................................  8,900     637,507       0.8%
   EOG Resources, Inc.............................  1,771     194,474       0.2%
   Exxon Mobil Corp............................... 18,260   1,576,568       2.0%
   National Oilwell Varco, Inc....................  3,000     227,280       0.3%
   Occidental Petroleum Corp......................  2,800     255,416       0.3%
Other Securities..................................          5,166,884       6.5%
                                                          -----------      ----
Total Energy......................................         10,436,687      13.1%
                                                          -----------      ----
Financials -- (19.1%)
   Bank of America Corp........................... 52,133     422,799       0.5%
   Bank of New York Mellon Corp. (The)............  9,100     215,215       0.3%
  *Berkshire Hathaway, Inc........................  2,400     193,080       0.2%
   Capital One Financial Corp.....................  3,500     194,180       0.2%
   Chubb Corp. (The)..............................  2,912     212,780       0.3%
   Citigroup, Inc................................. 12,380     409,035       0.5%
   Goldman Sachs Group, Inc. (The)................  3,440     396,116       0.5%
   JPMorgan Chase & Co............................ 28,409   1,221,019       1.5%
   MetLife, Inc...................................  6,648     239,527       0.3%
   PNC Financial Services Group, Inc..............  4,300     285,176       0.4%
   Prudential Financial, Inc......................  3,600     217,944       0.3%
   Travelers Cos., Inc. (The).....................  3,008     193,475       0.2%
   U.S. Bancorp...................................  8,600     276,662       0.4%
   Wells Fargo & Co............................... 31,743   1,061,168       1.3%
   Other Securities...............................         11,141,425      14.0%
                                                          -----------      ----
Total Financials..................................         16,679,601      20.9%
                                                          -----------      ----
Industrials -- (14.4%)
   General Electric Co............................ 53,365   1,044,887       1.3%
   Norfolk Southern Corp..........................  3,416     249,129       0.3%
   Union Pacific Corp.............................  3,900     438,516       0.6%
   Other Securities...............................         10,860,506      13.6%
                                                          -----------      ----
Total Industrials.................................         12,593,038      15.8%
                                                          -----------      ----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE+    OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
Information Technology -- (15.2%)
  *Apple, Inc......................................................................      1,600 $   934,784        1.2%
   Cisco Sytems, Inc...............................................................     16,702     336,545        0.4%
  *Google, Inc.....................................................................        400     242,092        0.3%
   Hewlett-Packard Co..............................................................      8,074     199,912        0.3%
   Intel Corp......................................................................     19,300     548,120        0.7%
   International Business Machines Corp............................................      2,400     496,992        0.6%
   Microsoft Corp..................................................................     16,000     512,320        0.6%
   Oracle Corp.....................................................................      8,700     255,693        0.3%
   QUALCOMM, Inc...................................................................      3,200     204,288        0.3%
   Visa, Inc.......................................................................      1,600     196,768        0.2%
   Other Securities................................................................              9,294,626       11.7%
                                                                                               -----------      -----
Total Information Technology.......................................................             13,222,140       16.6%
                                                                                               -----------      -----
Materials -- (5.4%)
   Dow Chemical Co. (The)..........................................................      5,800     196,504        0.2%
   Other Securities................................................................              4,518,196        5.7%
                                                                                               -----------      -----
Total Materials....................................................................              4,714,700        5.9%
                                                                                               -----------      -----
Other -- (0.0%)
   Other Securities................................................................                     --        0.0%
                                                                                               -----------      -----
Telecommunication Services -- (3.2%)
   AT&T, Inc.......................................................................     31,961   1,051,836        1.3%
   Verizon Communications, Inc.....................................................     25,840   1,043,419        1.3%
   Other Securities................................................................                680,376        0.9%
                                                                                               -----------      -----
Total Telecommunication Services...................................................              2,775,631        3.5%
                                                                                               -----------      -----
Utilities -- (2.8%)
   Other Securities................................................................              2,412,527        3.0%
                                                                                               -----------      -----
TOTAL COMMON STOCKS................................................................             79,529,733       99.7%
                                                                                               -----------      -----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional.....................
   Shares..........................................................................    239,273     239,273        0.3%
                                                                                               -----------      -----

                                                                                     SHARES/
                                                                                      FACE
                                                                                     AMOUNT
                                                                                    ----------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S) @ DFA Short Term Investment Fund...............................................  7,153,436   7,153,436        8.9%
        @ Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
           (Collateralized by $225,841 FNMA, rates ranging from 2.000% to
           6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
           $226,541) to be repurchased at $219,263................................. $      219     219,262        0.3%
                                                                                               -----------      -----
TOTAL SECURITIES LENDING COLLATERAL................................................              7,372,698        9.2%
                                                                                               -----------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $86,515,218)                                                                           $87,141,704      109.2%
                                                                                               ===========      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                           LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                         ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary............... $11,905,063         --   --    $11,905,063
   Consumer Staples.....................   4,790,346         --   --      4,790,346
   Energy...............................  10,436,687         --   --     10,436,687
   Financials...........................  16,679,601         --   --     16,679,601
   Industrials..........................  12,591,424 $    1,614   --     12,593,038
   Information Technology...............  13,222,140         --   --     13,222,140
   Materials............................   4,714,700         --   --      4,714,700
   Other................................          --         --   --             --
   Telecommunication Services...........   2,775,631         --   --      2,775,631
   Utilities............................   2,412,527         --   --      2,412,527
Temporary Cash Investments..............     239,273         --   --        239,273
Securities Lending Collateral...........          --  7,372,698   --      7,372,698
                                         ----------- ----------   --    -----------
TOTAL................................... $79,767,392 $7,374,312   --    $87,141,704
                                         =========== ==========   ==    ===========

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------ ---------- ---------------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (6.4%)
   Australia & New Zealand Banking Group, Ltd... 11,146 $  276,123       0.4%
   BHP Billiton, Ltd. Sponsored ADR.............  2,200    163,460       0.3%
  #Commonwealth Bank of Australia NL............  3,519    189,825       0.3%
   National Australia Bank, Ltd................. 10,974    286,853       0.4%
   Wesfarmers, Ltd..............................  5,008    157,260       0.3%
  #Westpac Banking Corp. Sponsored ADR..........  1,800    213,138       0.3%
   Other Securities.............................         3,420,752       5.2%
                                                        ----------      ----
TOTAL AUSTRALIA.................................         4,707,411       7.2%
                                                        ----------      ----
AUSTRIA -- (0.5%)
   Other Securities.............................           362,428       0.6%
                                                        ----------      ----
BELGIUM -- (0.7%)
   Other Securities.............................           517,401       0.8%
                                                        ----------      ----
CANADA -- (10.4%)
  #Bank of Montreal.............................  3,935    233,706       0.4%
   Bank of Nova Scotia..........................  4,072    225,890       0.3%
   Canadian National Resources, Ltd.............  4,200    145,917       0.2%
   Goldcorp, Inc................................  3,938    150,807       0.2%
   Royal Bank of Canada.........................  5,951    343,921       0.5%
   Suncor Energy, Inc...........................  8,501    280,799       0.4%
   Toronto Dominion Bank........................  4,400    371,874       0.6%
   TransCanada Corp.............................  3,265    143,642       0.2%
   Other Securities.............................         5,738,640       8.8%
                                                        ----------      ----
TOTAL CANADA....................................         7,635,196      11.6%
                                                        ----------      ----
DENMARK -- (0.6%)
   Other Securities.............................           467,921       0.7%
                                                        ----------      ----
FINLAND -- (1.4%)
   Other Securities.............................         1,012,997       1.5%
                                                        ----------      ----
FRANCE -- (5.8%)
   BNP Paribas SA...............................  5,385    217,335       0.3%
   Total SA Sponsored ADR.......................  5,802    279,134       0.4%
   Other Securities.............................         3,770,466       5.8%
                                                        ----------      ----
TOTAL FRANCE....................................         4,266,935       6.5%
                                                        ----------      ----
GERMANY -- (5.2%)
   Allianz SE...................................  2,833    315,996       0.5%
   Bayerische Motoren Werke AG..................  1,632    155,223       0.2%
   Daimler AG...................................  4,466    247,110       0.4%
   Deutsche Bank AG (D18190898).................  4,600    199,594       0.3%
   Deutsche Telekom AG.......................... 17,310    195,165       0.3%
   E.ON AG Sponsored ADR........................  8,830    199,470       0.3%
  #Munchener Rueckversicherungs-Gesellschaft AG.  1,116    162,099       0.3%
   Other Securities.............................         2,389,047       3.6%
                                                        ----------      ----
TOTAL GERMANY...................................         3,863,704       5.9%
                                                        ----------      ----
GREECE -- (0.3%)
   Other Securities.............................           213,737       0.3%
                                                        ----------      ----
HONG KONG -- (2.1%)
   Other Securities.............................         1,546,990       2.4%
                                                        ----------      ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                     SHARES   VALUE++   OF NET ASSETS**
                                                     ------ ----------- ---------------
IRELAND -- (0.4%)
   Other Securities.................................        $   295,922       0.5%
                                                            -----------      ----
ISRAEL -- (0.3%)
   Other Securities.................................            246,894       0.4%
                                                            -----------      ----
ITALY -- (2.0%)
   Eni SpA Sponsored ADR............................  3,700     164,872       0.2%
   Other Securities.................................          1,293,409       2.0%
                                                            -----------      ----
TOTAL ITALY.........................................          1,458,281       2.2%
                                                            -----------      ----
JAPAN -- (19.6%)
   Mitsubishi UFJ Financial Group, Inc.............. 60,470     290,347       0.4%
   Sumitomo Mitsui Financial Group, Inc.............  5,464     174,841       0.3%
  #Toyota Motor Corp. Sponsored ADR.................  3,508     286,884       0.4%
   Other Securities.................................         13,680,050      20.9%
                                                            -----------      ----
TOTAL JAPAN.........................................         14,432,122      22.0%
                                                            -----------      ----
NETHERLANDS -- (1.8%)
   Other Securities.................................          1,298,212       2.0%
                                                            -----------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.................................            162,887       0.2%
                                                            -----------      ----
NORWAY -- (1.0%)
   Other Securities.................................            751,546       1.1%
                                                            -----------      ----
PORTUGAL -- (0.3%)
   Other Securities.................................            243,390       0.4%
                                                            -----------      ----
SINGAPORE -- (1.7%)
   Other Securities.................................          1,216,940       1.9%
                                                            -----------      ----
SPAIN -- (1.9%)
   Banco Santander SA Sponsored ADR................. 34,963     221,316       0.3%
   Other Securities.................................          1,142,800       1.8%
                                                            -----------      ----
TOTAL SPAIN.........................................          1,364,116       2.1%
                                                            -----------      ----
SWEDEN -- (2.8%)
   Nordea Bank AB................................... 16,075     142,270       0.2%
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR. 19,000     189,905       0.3%
   Other Securities.................................          1,696,345       2.6%
                                                            -----------      ----
TOTAL SWEDEN........................................          2,028,520       3.1%
                                                            -----------      ----
SWITZERLAND -- (4.5%)
   Credit Suisse Group AG Sponsored ADR.............  6,300     146,853       0.2%
   Nestle SA........................................  4,725     289,592       0.5%
  *Swiss Re, Ltd....................................  3,384     212,492       0.3%
  *UBS AG........................................... 16,424     205,106       0.3%
   Zurich Insurance Group AG........................    905     221,728       0.3%
   Other Securities.................................          2,212,530       3.4%
                                                            -----------      ----
TOTAL SWITZERLAND...................................          3,288,301       5.0%
                                                            -----------      ----
UNITED KINGDOM -- (18.4%)
   Anglo American P.L.C.............................  6,671     257,800       0.4%
   Aviva P.L.C...................................... 31,314     156,726       0.3%
   Barclays P.L.C. Sponsored ADR.................... 13,100     186,544       0.3%
   BG Group P.L.C. Sponsored ADR....................  7,000     164,990       0.3%
   BP P.L.C. Sponsored ADR.......................... 18,271     793,144       1.2%
  #HSBC Holdings P.L.C. Sponsored ADR............... 20,791     939,129       1.4%
   Pearson P.L.C. Sponsored ADR.....................  7,614     144,209       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                     ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
   Prudential P.L.C. ADR............................................................      6,900 $   169,119        0.3%
  #Rio Tinto P.L.C. Sponsored ADR...................................................      3,700     207,459        0.3%
   Royal Dutch Shell P.L.C. ADR.....................................................     15,447   1,133,192        1.7%
   Standard Chartered P.L.C.........................................................     11,168     273,009        0.4%
   Tesco P.L.C......................................................................     30,031     154,740        0.2%
   Vodafone Group P.L.C. Sponsored ADR..............................................     28,773     800,753        1.2%
   WPP P.L.C. Sponsored ADR.........................................................      2,100     142,422        0.2%
   Xstrata P.L.C....................................................................     11,296     216,946        0.3%
   Other Securities.................................................................              7,781,953       11.9%
                                                                                                -----------      -----
TOTAL UNITED KINGDOM................................................................             13,522,135       20.6%
                                                                                                -----------      -----
TOTAL COMMON STOCKS.................................................................             64,903,986       99.0%
                                                                                                -----------      -----
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
  *Rolls-Royce Holdings P.L.C.......................................................  1,124,236       1,825        0.0%
                                                                                                -----------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities.................................................................                     21        0.0%
                                                                                                -----------      -----
DENMARK -- (0.0%)
   Other Securities.................................................................                    236        0.0%
                                                                                                -----------      -----
SPAIN -- (0.0%)
   Other Securities.................................................................                      1        0.0%
                                                                                                -----------      -----
TOTAL RIGHTS/WARRANTS...............................................................                    258        0.0%
                                                                                                -----------      -----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT      VALUE+
                                                                                     ---------- -----------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S) @ DFA Short Term Investment Fund................................................  6,000,000   6,000,000        9.2%
        @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
           (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
           08/01/38, valued at $2,690,085) to be repurchased at $2,637,353.......... $    2,637   2,637,338        4.0%
                                                                                                -----------      -----
TOTAL SECURITIES LENDING COLLATERAL.................................................              8,637,338       13.2%
                                                                                                -----------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $95,037,742)                                                                            $73,543,407      112.2%
                                                                                                ===========      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia....................... $   400,019 $ 4,307,392   --    $ 4,707,411
   Austria.........................          --     362,428   --        362,428
   Belgium.........................      53,581     463,820   --        517,401
   Canada..........................   7,609,530      25,666   --      7,635,196
   Denmark.........................         184     467,737   --        467,921
   Finland.........................     202,411     810,586   --      1,012,997
   France..........................     732,533   3,534,402   --      4,266,935
   Germany.........................     533,706   3,329,998   --      3,863,704
   Greece..........................      26,424     187,313   --        213,737
   Hong Kong.......................          --   1,546,990   --      1,546,990
   Ireland.........................      69,125     226,797   --        295,922
   Israel..........................      10,104     236,790   --        246,894
   Italy...........................     297,884   1,160,397   --      1,458,281
   Japan...........................     855,789  13,576,333   --     14,432,122
   Netherlands.....................     141,432   1,156,780   --      1,298,212
   New Zealand.....................          --     162,887   --        162,887
   Norway..........................     103,402     648,144   --        751,546
   Portugal........................      15,807     227,583   --        243,390
   Singapore.......................          --   1,216,940   --      1,216,940
   Spain...........................     454,993     909,123   --      1,364,116
   Sweden..........................     189,905   1,838,615   --      2,028,520
   Switzerland.....................     340,597   2,947,704   --      3,288,301
   United Kingdom..................   5,230,565   8,291,570   --     13,522,135
Preferred Stocks
   United Kingdom..................          --       1,825   --          1,825
Rights/Warrants
   Belgium.........................          --          21   --             21
   Denmark.........................          --         236   --            236
   Spain...........................          --           1   --              1
Securities Lending Collateral......          --   8,637,338   --      8,637,338
                                    ----------- -----------   --    -----------
TOTAL.............................. $17,267,991 $56,275,416   --    $73,543,407
                                    =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                            CSTG&E
                                                                                            CSTG&E U.S.  INTERNATIONAL
                                                                                            SOCIAL CORE   SOCIAL CORE
                                                                                             EQUITY 2       EQUITY
                                                                                             PORTFOLIO     PORTFOLIO
                                                                                           ------------  -------------
ASSETS:
Investments at Value (including $7,186 and $8,185 of securities on loan, respectively).... $     79,530  $     64,906
Temporary Cash Investments at Value & Cost................................................          239            --
Collateral Received from Securities on Loan at Value & Cost...............................          219         2,637
Affiliated Collateral Received from Securities on Loan at Value & Cost....................        7,154         6,000
Foreign Currencies at Value...............................................................           --           209
Cash......................................................................................           --           108
Receivables:
   Investment Securities Sold.............................................................            2            --
   Dividends, Interest and Tax Reclaims...................................................           66           401
   Securities Lending Income..............................................................            4            18
Prepaid Expenses and Other Assets.........................................................            1             1
                                                                                           ------------  ------------
   Total Assets...........................................................................       87,215        74,280
                                                                                           ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................................................        7,373         8,637
   Investment Securities Purchased........................................................           --            12
   Due to Advisor.........................................................................           18            23
Accrued Expenses and Other Liabilities....................................................           27            35
                                                                                           ------------  ------------
       Total Liabilities..................................................................        7,418         8,707
                                                                                           ------------  ------------
NET ASSETS................................................................................ $     79,797  $     65,573
                                                                                           ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................................    8,023,358     8,770,107
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................. $       9.95  $       7.48
                                                                                           ============  ============
Investments at Cost....................................................................... $     78,903  $     86,400
                                                                                           ------------  ------------
Foreign Currencies at Cost................................................................ $         --  $        208
                                                                                           ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $     82,502  $     88,550
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          201           519
Accumulated Net Realized Gain (Loss)......................................................       (3,533)       (2,009)
Net Unrealized Foreign Exchange Gain (Loss)...............................................           --             6
Net Unrealized Appreciation (Depreciation)................................................          627       (21,493)
                                                                                           ------------  ------------
NET ASSETS................................................................................ $     79,797  $     65,573
                                                                                           ============  ============
(1) NUMBER OF SHARES AUTHORIZED...........................................................  300,000,000   300,000,000
                                                                                           ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                             CSTG&E
                                                                              CSTG&E U.S. INTERNATIONAL
                                                                              SOCIAL CORE  SOCIAL CORE
                                                                               EQUITY 2      EQUITY
                                                                               PORTFOLIO    PORTFOLIO
                                                                              ----------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $78, respectively).....   $  714       $ 1,053
   Income from Securities Lending............................................       29            55
                                                                                ------       -------
          Total Investment Income............................................      743         1,108
                                                                                ------       -------
EXPENSES
   Investment Advisory Services Fees.........................................      104           135
   Accounting & Transfer Agent Fees..........................................       14            16
   Custodian Fees............................................................        6            20
   Filing Fees...............................................................        1             1
   Shareholders' Reports.....................................................        5             6
   Professional Fees.........................................................        1             1
   Other.....................................................................       12            20
                                                                                ------       -------
          Total Expenses.....................................................      143           199
                                                                                ------       -------
   Fees Paid Indirectly......................................................       --            --
                                                                                ------       -------
   NET INVESTMENT INCOME (LOSS)..............................................      600           909
                                                                                ------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies..        1            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................................      822        (1,089)
       Foreign Currency Transactions.........................................       --            (2)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................    7,025         2,392
       Translation of Foreign Currency Denominated Amounts...................       --             4
                                                                                ------       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................    7,848         1,305
                                                                                ------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............   $8,448       $ 2,214
                                                                                ======       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            CSTG&E U.S. SOCIAL CORE     CSTG&E INTERNATIONAL SOCIAL CORE
                                                               EQUITY 2 PORTFOLIO              EQUITY PORTFOLIO
                                                         -----------------------------  -------------------------------
                                                         SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                          APRIL 30, 2012  OCT. 31, 2011  APRIL 30, 2012   OCT. 31, 2011
                                                         ---------------- ------------- ----------------  -------------
                                                           (UNAUDITED)                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................     $   600        $  1,123        $   909         $  2,226
   Capital Gain Distributions Received from
     Affiliated Investment Company......................           1              --             --               --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................         822           1,597         (1,089)           1,335
       Foreign Currency Transactions....................          --              --             (2)               9
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................       7,025           3,843          2,392           (6,573)
       Translation of Foreign Currency
         Denominated Amounts............................          --              --              4               (5)
                                                             -------        --------        -------         --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................       8,448           6,563          2,214           (3,008)
                                                             -------        --------        -------         --------
Distributions From:
   Net Investment Income................................        (555)         (1,123)          (703)          (2,223)
                                                             -------        --------        -------         --------
          Total Distributions...........................        (555)         (1,123)          (703)          (2,223)
                                                             -------        --------        -------         --------
Capital Share Transactions (1):
   Shares Issued........................................         775           1,046            775            1,552
   Shares Issued in Lieu of Cash Distributions..........         555           1,123            671            2,223
   Shares Redeemed......................................      (4,672)        (14,446)        (5,094)         (15,670)
                                                             -------        --------        -------         --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................      (3,342)        (12,277)        (3,648)         (11,895)
                                                             -------        --------        -------         --------
          Total Increase (Decrease) in Net
            Assets......................................       4,551          (6,837)        (2,137)         (17,126)
NET ASSETS
   Beginning of Period..................................      75,246          82,083         67,710           84,836
                                                             -------        --------        -------         --------
   End of Period........................................     $79,797        $ 75,246        $65,573         $ 67,710
                                                             =======        ========        =======         ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................          83             119            109              204
   Shares Issued in Lieu of Cash Distributions..........          62             123            100              274
   Shares Redeemed......................................        (502)         (1,528)          (753)          (1,881)
                                                             -------        --------        -------         --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................        (357)         (1,286)          (544)          (1,403)
                                                             =======        ========        =======         ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)...............................................     $   201        $    156        $   519         $    313

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         CSTG&E U.S. SOCIAL
                                                                       CORE EQUITY 2 PORTFOLIO
                                             --------------------------------------------------------------------
                                             SIX MONTHS      YEAR     YEAR     YEAR      PERIOD           PERIOD
                                                ENDED       ENDED    ENDED    ENDED   DEC. 1, 2007    AUG. 3, 2007(a)
                                              APRIL 30,    OCT. 31, OCT. 31, OCT. 31,      TO               TO
                                                2012         2011     2010     2009   OCT. 31, 2008    NOV. 30, 2007
                                             -----------   -------- -------- -------- -------------   ---------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period .......   $  8.98     $  8.49  $  7.05  $  6.53     $ 10.03          $ 10.00
                                               -------     -------  -------  -------     -------          -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..........      0.07        0.13     0.11     0.12        0.14             0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.97        0.49     1.44     0.53       (3.50)           (0.01)
                                               -------     -------  -------  -------     -------          -------
       Total from Investment Operations.....      1.04        0.62     1.55     0.65       (3.36)            0.04
                                               -------     -------  -------  -------     -------          -------
Less Distributions
------------------
   Net Investment Income....................     (0.07)      (0.13)   (0.11)   (0.13)      (0.14)           (0.01)
                                               -------     -------  -------  -------     -------          -------
       Total Distributions..................     (0.07)      (0.13)   (0.11)   (0.13)      (0.14)           (0.01)
                                               -------     -------  -------  -------     -------          -------
Net Asset Value, End of Period..............   $  9.95     $  8.98  $  8.49  $  7.05     $  6.53          $ 10.03
                                               =======     =======  =======  =======     =======          =======
Total Return................................     11.64%(C)    7.24%   22.14%   10.26%     (33.87)%(C)        0.42%(C)
                                               -------     -------  -------  -------     -------          -------
Net Assets, End of Period (thousands).......   $79,797     $75,246  $82,083  $72,368     $68,503          $95,612
Ratio of Expenses to Average Net Assets.....      0.38%(B)    0.38%    0.37%    0.40%       0.38%(B)         0.46%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.38%(B)    0.38%    0.37%    0.40%       0.38%(B)         0.46%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets........................      1.57%(B)    1.36%    1.36%    1.89%       1.68%(B)         1.46%(B)(D)
Portfolio Turnover Rate.....................         6%(C)       9%       7%      12%          5%(C)            1%(C)
                                               -------     -------  -------  -------     -------          -------

                                                                     CSTG&E INTERNATIONAL SOCIAL
                                                                        CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------
                                             SIX MONTHS      YEAR      YEAR     YEAR      PERIOD           PERIOD
                                                ENDED       ENDED     ENDED    ENDED   DEC. 1, 2007    AUG. 3, 2007(a)
                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,      TO               TO
                                                2012         2011      2010     2009   OCT. 31, 2008    NOV. 30, 2007
                                             -----------   --------  -------- -------- -------------   ---------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period .......   $  7.27     $  7.92   $  7.21  $  5.57     $ 10.42          $ 10.00
                                               -------     -------   -------  -------     -------          -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..........      0.10        0.22      0.16     0.16        0.26             0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.19       (0.64)     0.70     1.65       (4.85)            0.37
                                               -------     -------   -------  -------     -------          -------
       Total from Investment Operations.....      0.29       (0.42)     0.86     1.81       (4.59)            0.43
                                               -------     -------   -------  -------     -------          -------
Less Distributions
------------------
   Net Investment Income....................     (0.08)      (0.23)    (0.15)   (0.17)      (0.26)           (0.01)
                                               -------     -------   -------  -------     -------          -------
       Total Distributions..................     (0.08)      (0.23)    (0.15)   (0.17)      (0.26)           (0.01)
                                               -------     -------   -------  -------     -------          -------
Net Asset Value, End of Period..............   $  7.48     $  7.27   $  7.92  $  7.21     $  5.57          $ 10.42
                                               =======     =======   =======  =======     =======          =======
Total Return................................      4.05%(C)   (5.62)%   12.32%   33.26%     (45.01)%(C)        4.33%(C)
                                               -------     -------   -------  -------     -------          -------
Net Assets, End of Period (thousands).......   $65,573     $67,710   $84,836  $76,201     $56,479          $95,903
Ratio of Expenses to Average Net Assets.....      0.62%(B)    0.58%     0.56%    0.60%       0.60%(B)         0.78%(B)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.62%(B)    0.58%     0.56%    0.60%       0.60%(B)         0.78%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets........................      2.83%(B)    2.76%     2.12%    2.69%       3.24%(B)         1.90%(B)(D)
Portfolio Turnover Rate.....................         5%(C)       6%        5%      10%          6%(C)            1%(C)
                                               -------     -------   -------  -------     -------          -------

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining sixty-four portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
CSTG&E International Social Core Equity Portfolio...........    $--

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio.................. $2
CSTG&E International Social Core Equity Portfolio...........  2

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                             PURCHASES SALES
                                                             --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio..................  $4,470   $7,951
CSTG&E International Social Core Equity Portfolio...........   2,958    6,378

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                                           INCREASE       INCREASE
                                                          (DECREASE)     (DECREASE)
                                                        UNDISTRIBUTED   ACCUMULATED
                                                        NET INVESTMENT  NET REALIZED
                                                            INCOME     GAINS (LOSSES)
                                                        -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio.............       --              --
CSTG&E International Social Core Equity Portfolio......      $33            $(33)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2010..............................................     $1,073          --       $1,073
2011..............................................      1,123          --        1,123
CSTG&E International Social Core Equity Portfolio
2010..............................................      1,621          --        1,621
2011..............................................      2,223          --        2,223

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED                 TOTAL NET
                                                             NET INVESTMENT              DISTRIBUTABLE
                                                               INCOME AND                  EARNINGS/
                                                               SHORT-TERM   CAPITAL LOSS (ACCUMULATED
                                                             CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                                             -------------- ------------ -------------
CSTG&E U.S. Social Core Equity 2 Portfolio..................      $158        $(4,354)      $(4,196)
CSTG&E International Social Core Equity Portfolio...........       378           (904)         (526)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                                   EXPIRES ON
                                                                   OCTOBER 31,
                                                             -----------------------
                                                             2016  2017  2018 TOTAL
                                                             ---- ------ ---- ------
CSTG&E U.S. Social Core Equity 2 Portfolio.................. $664 $3,134 $556 $4,354
CSTG&E International Social Core Equity Portfolio...........   --    904   --    904

   During the year ended October 31, 2011, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio............. $1,592
CSTG&E International Social Core Equity Portfolio......  1,323

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                             FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                             TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             -------- ------------ -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio.................. $86,520    $15,383       $(14,761)      $    622
CSTG&E International Social Core Equity Portfolio...........  95,050      7,415        (28,922)       (21,507)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                           AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                                        INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                                        ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2 Portfolio.............     0.83%         $816          17         --        $2,289
CSTG&E International Social Core Equity Portfolio......     0.84%          210          51         --         2,325

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, two shareholders held 93% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and the sub-advisory agreements for CSTG&E International Social Core Equity Portfolio. For the CSTG&E International Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-015S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
----------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief
Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes.......................   1

Disclosure of Fund Expenses......................................   2

Disclosure of Portfolio Holdings.................................   4

Summary Schedules of Portfolio Holdings/Schedules of Investments

   VA U.S. Targeted Value Portfolio..............................   6

   VA U.S. Large Value Portfolio.................................   9

   VA International Value Portfolio..............................  12

   VA International Small Portfolio..............................  16

   VA Short-Term Fixed Portfolio.................................  20

   VA Global Bond Portfolio......................................  23

Statements of Assets and Liabilities.............................  26

Statements of Operations.........................................  28

Statements of Changes in Net Assets..............................  30

Financial Highlights.............................................  33

Notes to Financial Statements....................................  36

Voting Proxies on Fund Portfolio Securities......................  48

Board Approval of Investment Advisory Agreements.................  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS
----------------------------------------------------------------

Investment Abbreviations

ADR      American Depositary Receipt
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
P.L.C.   Public Limited Company

Investment Footnotes

+        See Note B to Financial Statements.
++       Securities have generally been fair valued. See Note B to Financial
         Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Denominated in local currency or the Euro, unless otherwise noted.
@        Security purchased with cash proceeds from Securities on Loan.
(r)      The adjustable rate shown is effective as of April 30, 2012.
(g)      Face Amount Denominated in British Pounds.
(e)      Face Amount Denominated in Euro.
(u)      Face Amount denominated in United States Dollars.
(S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

(A)      Computed using average shares outstanding.
(B)      Annualized
(C)      Non-Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --     Amounts designated as -- are either zero or rounded to zero.
  SEC    Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  11/01/11  04/30/12    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
VA U.S. TARGETED VALUE PORTFOLIO
--------------------------------
Actual Fund Return............... $1,000.00 $1,124.14    0.40%    $2.11
Hypothetical 5% Annual Return.... $1,000.00 $1,022.87    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  11/01/11  04/30/12    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
VA U.S. LARGE VALUE PORTFOLIO
-----------------------------
Actual Fund Return............... $1,000.00 $1,105.51    0.29%    $1.52
Hypothetical 5% Annual Return.... $1,000.00 $1,023.42    0.29%    $1.46

VA INTERNATIONAL VALUE PORTFOLIO
--------------------------------
Actual Fund Return............... $1,000.00 $1,008.86    0.49%    $2.45
Hypothetical 5% Annual Return.... $1,000.00 $1,022.43    0.49%    $2.46

VA INTERNATIONAL SMALL PORTFOLIO
--------------------------------
Actual Fund Return............... $1,000.00 $1,068.98    0.62%    $3.19
Hypothetical 5% Annual Return.... $1,000.00 $1,021.78    0.62%    $3.12

VA SHORT-TERM FIXED PORTFOLIO
-----------------------------
Actual Fund Return............... $1,000.00 $1,004.33    0.29%    $1.45
Hypothetical 5% Annual Return.... $1,000.00 $1,023.42    0.29%    $1.46

VA GLOBAL BOND PORTFOLIO
------------------------
Actual Fund Return............... $1,000.00 $1,014.61    0.28%    $1.40
Hypothetical 5% Annual Return.... $1,000.00 $1,023.47    0.28%    $1.41

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. TARGETED VALUE PORTFOLIO
  Consumer Discretionary.........  16.4%
  Consumer Staples...............   4.9%
  Energy.........................   6.1%
  Financials.....................  27.0%
  Health Care....................   6.2%
  Industrials....................  16.4%
  Information Technology.........  13.2%
  Materials......................   8.5%
  Other..........................    --
  Telecommunication Services.....   1.0%
  Utilities......................   0.3%
                                  -----
                                  100.0%

VA U.S. LARGE VALUE PORTFOLIO
 Consumer Discretionary.......  16.2%
 Consumer Staples.............   9.0%
 Energy.......................  17.9%
 Financials...................  18.7%
 Health Care..................   9.7%
 Industrials..................  14.1%
 Information Technology.......   3.9%
 Materials....................   3.1%
 Telecommunication Services...   6.6%
 Utilities....................   0.8%
                               -----
                               100.0%

VA INTERNATIONAL VALUE PORTFOLIO
  Consumer Discretionary.........  11.3%
  Consumer Staples...............   4.2%
  Energy.........................  16.8%
  Financials.....................  30.9%
  Health Care....................   1.9%
  Industrials....................   9.2%
  Information Technology.........   2.7%
  Materials......................  11.9%
  Telecommunication Services.....   8.2%
  Utilities......................   2.9%
                                  -----
                                  100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

VA INTERNATIONAL SMALL PORTFOLIO
  Consumer Discretionary.........  18.8%
  Consumer Staples...............   6.4%
  Energy.........................   5.9%
  Financials.....................  13.0%
  Health Care....................   5.4%
  Industrials....................  25.1%
  Information Technology.........   9.5%
  Materials......................  12.5%
  Telecommunication Services.....   1.1%
  Utilities......................   2.3%
                                  -----
                                  100.0%

FIXED INCOME PORTFOLIOS

VA SHORT-TERM FIXED PORTFOLIO
     Corporate................  25.5%
     Government...............  32.5%
     Foreign Corporate........  28.6%
     Foreign Government.......   9.3%
     Supranational............   4.1%
                               -----
                               100.0%

VA GLOBAL BOND PORTFOLIO
  Corporate..............  18.9%
  Government.............   4.0%
  Foreign Corporate......  16.4%
  Foreign Government.....  47.9%
  Supranational..........  12.8%
                          -----
                          100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                                SHARES   VALUE+    OF NET ASSETS**
                                                ------ ----------- ---------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (15.5%)
  *Cabela's, Inc............................... 11,300 $   427,253       0.4%
  #Dillard's, Inc. Class A.....................  7,314     472,192       0.5%
   Foot Locker, Inc............................ 12,152     371,730       0.4%
   Jarden Corp................................. 12,066     505,927       0.5%
  #Lennar Corp. Class A........................ 25,500     707,370       0.7%
  *Mohawk Industries, Inc......................  7,687     515,183       0.5%
   Other Securities............................         13,406,783      13.4%
                                                       -----------      ----
Total Consumer Discretionary...................         16,406,438      16.4%
                                                       -----------      ----
Consumer Staples -- (4.6%)
  *Constellation Brands, Inc. Class A.......... 19,857     428,911       0.4%
  *Hain Celestial Group, Inc (The)............. 11,600     548,680       0.6%
  *Ralcorp Holdings, Inc.......................  5,885     428,487       0.4%
  *Smithfield Foods, Inc....................... 24,627     516,182       0.5%
   Other Securities............................          2,938,983       3.0%
                                                       -----------      ----
Total Consumer Staples.........................          4,861,243       4.9%
                                                       -----------      ----
Energy -- (5.8%)
  *Rowan Cos., Inc............................. 14,450     498,958       0.5%
  *Tesoro Corp................................. 15,807     367,513       0.4%
   Other Securities............................          5,223,558       5.2%
                                                       -----------      ----
Total Energy...................................          6,090,029       6.1%
                                                       -----------      ----
Financials -- (25.5%)
   American Financial Group, Inc............... 12,615     490,976       0.5%
  *Arch Capital Group, Ltd..................... 11,238     441,429       0.4%
   Assurant, Inc............................... 16,700     673,678       0.7%
   Axis Capital Holdings, Ltd.................. 11,883     404,260       0.4%
   Delphi Financial Group, Inc. Class A........  8,833     401,195       0.4%
   Everest Re Group, Ltd.......................  3,592     355,967       0.3%
   Fidelity National Financial, Inc. Class A... 26,568     511,965       0.5%
   First Niagara Financial Group, Inc.......... 46,060     411,776       0.4%
   Legg Mason, Inc............................. 13,962     363,989       0.4%
  *NASDAQ OMX Group, Inc. (The)................ 24,288     596,756       0.6%
   PartnerRe, Ltd..............................  6,095     424,334       0.4%
   People's United Financial, Inc.............. 31,812     392,560       0.4%
   ProAssurance Corp...........................  4,119     362,843       0.4%
   Reinsurance Group of America, Inc........... 10,860     631,400       0.6%
   W.R. Berkley Corp........................... 12,200     459,452       0.5%
  #Zions Bancorporation........................ 18,068     368,407       0.4%
   Other Securities............................         19,665,621      19.6%
                                                       -----------      ----
Total Financials...............................         26,956,608      26.9%
                                                       -----------      ----
Health Care -- (5.8%)
   Cooper Cos., Inc. (The).....................  6,799     599,468       0.6%
   Coventry Health Care, Inc................... 22,200     665,778       0.7%
  *LifePoint Hospitals, Inc.................... 10,900     425,318       0.4%
   Omnicare, Inc............................... 11,448     398,848       0.4%
   Other Securities............................          4,083,324       4.1%
                                                       -----------      ----
Total Health Care..............................          6,172,736       6.2%
                                                       -----------      ----
Industrials -- (15.5%)
   Amerco, Inc.................................  5,363     538,660       0.5%
  *EnerSys.....................................  9,960     348,102       0.3%
  *Esterline Technologies Corp.................  6,359     435,528       0.4%
   GATX Corp...................................  9,561     409,880       0.4%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                           SHARES   VALUE+    OF NET ASSETS**
                                                                           ------ ----------- ---------------
Industrials -- (Continued)
  *Owens Corning, Inc..................................................... 10,700 $   367,545       0.4%
  *Quanta Services, Inc................................................... 17,943     396,899       0.4%
   Ryder System, Inc......................................................  9,234     449,880       0.5%
  *Seaboard Corp..........................................................    200     398,084       0.4%
   Triumph Group, Inc.....................................................  5,678     356,692       0.4%
   URS Corp...............................................................  9,900     408,969       0.4%
   Other Securities.......................................................         12,310,584      12.3%
                                                                                  -----------      ----
Total Industrials.........................................................         16,420,823      16.4%
                                                                                  -----------      ----
Information Technology -- (12.5%)
  *Arrow Electronics, Inc................................................. 16,259     683,691       0.7%
   IAC/InterActiveCorp.................................................... 11,800     568,170       0.6%
  *Ingram Micro, Inc. Class A............................................. 24,100     468,986       0.5%
  *Tech Data Corp......................................................... 10,139     545,377       0.5%
   Other Securities.......................................................         10,935,896      10.9%
                                                                                  -----------      ----
Total Information Technology..............................................         13,202,120      13.2%
                                                                                  -----------      ----
Materials -- (8.0%)
   Ashland, Inc...........................................................  9,855     649,149       0.6%
   Domtar Corp............................................................  5,165     451,834       0.4%
   Reliance Steel & Aluminum Co...........................................  9,910     553,870       0.6%
   Westlake Chemical Corp................................................. 13,400     856,930       0.9%
   Other Securities.......................................................          5,928,109       5.9%
                                                                                  -----------      ----
Total Materials...........................................................          8,439,892       8.4%
                                                                                  -----------      ----
Other -- (0.0%)
   Other Securities.......................................................                102       0.0%
                                                                                  -----------      ----
Telecommunication Services -- (0.9%)
   Other Securities.......................................................            999,841       1.0%
                                                                                  -----------      ----
Utilities -- (0.3%)
   Other Securities.......................................................            335,690       0.3%
                                                                                  -----------      ----
TOTAL COMMON STOCKS.......................................................         99,885,522      99.8%
                                                                                  -----------      ----

TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio -- Institutional Shares...    666         666       0.0%
                                                                                  -----------      ----

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                    SHARES/
                                                     FACE                    PERCENTAGE
                                                    AMOUNT       VALUE+    OF NET ASSETS**
                                                   ---------- ------------ ---------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S) @DFA Short Term Investment Fund...............  5,927,737 $  5,927,737        5.9%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $50,762
     FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $50,919) to be
     repurchased at $49,283....................... $       49       49,283        0.1%
                                                              ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............               5,977,020        6.0%
                                                              ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $102,277,418).............................            $105,863,208      105.8%
                                                              ============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------
                                                     LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                   ----------- ---------- ------- ------------
Common Stocks
   Consumer Discretionary......................... $16,406,432 $        6   --    $ 16,406,438
   Consumer Staples...............................   4,861,243         --   --       4,861,243
   Energy.........................................   6,086,002      4,027   --       6,090,029
   Financials.....................................  26,956,608         --   --      26,956,608
   Health Care....................................   6,172,736         --   --       6,172,736
   Industrials....................................  16,407,911     12,912   --      16,420,823
   Information Technology.........................  13,202,120         --   --      13,202,120
   Materials......................................   8,439,892         --   --       8,439,892
   Other..........................................          --        102   --             102
   Telecommunication Services.....................     999,841         --   --         999,841
   Utilities......................................     335,690         --   --         335,690
Temporary Cash Investments........................         666         --   --             666
Securities Lending Collateral.....................          --  5,977,020   --       5,977,020
                                                   ----------- ----------   --    ------------
TOTAL............................................. $99,869,141 $5,994,067   --    $105,863,208
                                                   =========== ==========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (15.7%)
   Carnival Corp..................................  39,939 $ 1,297,618       1.0%
   CBS Corp. Class B..............................  36,002   1,200,667       0.9%
   Comcast Corp. Class A.......................... 132,558   4,020,484       2.9%
   Comcast Corp. Special Class A..................  51,098   1,524,253       1.1%
  *Liberty Interactive Corp. Class A..............  41,900     789,396       0.6%
   News Corp. Class A............................. 125,052   2,451,019       1.8%
   News Corp. Class B.............................  43,558     864,191       0.6%
   Time Warner Cable, Inc.........................  23,017   1,851,718       1.4%
   Time Warner, Inc...............................  70,711   2,648,834       1.9%
   Other Securities...............................           5,434,406       4.0%
                                                           -----------      ----
Total Consumer Discretionary......................          22,082,586      16.2%
                                                           -----------      ----
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co......................  41,797   1,288,602       0.9%
   CVS Caremark Corp..............................  85,530   3,816,349       2.8%
   Kraft Foods, Inc. Class A......................  92,598   3,691,882       2.7%
   Other Securities...............................           3,476,445       2.6%
                                                           -----------      ----
Total Consumer Staples............................          12,273,278       9.0%
                                                           -----------      ----
Energy -- (17.3%)
   Anadarko Petroleum Corp........................  34,034   2,491,629       1.8%
   Apache Corp....................................  16,287   1,562,575       1.1%
  #Chesapeake Energy Corp.........................  44,478     820,174       0.6%
   Chevron Corp...................................  21,362   2,276,335       1.7%
   ConocoPhillips.................................  73,462   5,262,083       3.9%
   Devon Energy Corp..............................  15,433   1,077,995       0.8%
   Hess Corp......................................  21,949   1,144,421       0.8%
   Marathon Oil Corp..............................  48,771   1,430,941       1.1%
   Marathon Petroleum Corp........................  24,478   1,018,530       0.8%
   National Oilwell Varco, Inc....................  22,248   1,685,508       1.2%
   Valero Energy Corp.............................  39,919     985,999       0.7%
   Other Securities...............................           4,545,969       3.3%
                                                           -----------      ----
Total Energy......................................          24,302,159      17.8%
                                                           -----------      ----
Financials -- (18.1%)
   Bank of America Corp........................... 333,102   2,701,457       2.0%
   Capital One Financial Corp.....................  15,670     869,372       0.6%
   Citigroup, Inc................................. 125,854   4,158,216       3.0%
   CME Group, Inc.................................   4,349   1,156,051       0.8%
   Loews Corp.....................................  28,230   1,161,100       0.9%
   MetLife, Inc...................................  63,275   2,279,798       1.7%
   Morgan Stanley.................................  51,184     884,460       0.7%
   Prudential Financial, Inc......................  31,442   1,903,499       1.4%
   SunTrust Banks, Inc............................  35,025     850,407       0.6%
   Other Securities...............................           9,499,487       7.0%
                                                           -----------      ----
Total Financials..................................          25,463,847      18.7%
                                                           -----------      ----
Health Care -- (9.3%)
   Aetna, Inc.....................................  26,282   1,157,459       0.8%
   Humana, Inc....................................  10,702     863,437       0.6%
   Pfizer, Inc.................................... 239,592   5,493,845       4.0%
   Thermo Fisher Scientific, Inc..................  27,030   1,504,219       1.1%
   WellPoint, Inc.................................  27,686   1,877,665       1.4%
   Other Securities...............................           2,262,315       1.7%
                                                           -----------      ----
Total Health Care.................................          13,158,940       9.6%
                                                           -----------      ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                      SHARES       VALUE+    OF NET ASSETS**
                                                     ---------- ------------ ---------------
Industrials -- (13.6%)
   CSX Corp.........................................     75,747 $  1,689,916        1.3%
   General Electric Co..............................    272,645    5,338,389        3.9%
   Norfolk Southern Corp............................     26,955    1,965,828        1.5%
   Northrop Grumman Corp............................     19,042    1,204,978        0.9%
   Republic Services, Inc...........................     25,729      704,203        0.5%
   Tyco International, Ltd..........................     19,136    1,074,104        0.8%
   Union Pacific Corp...............................     31,933    3,590,547        2.6%
   Other Securities.................................               3,596,785        2.6%
                                                                ------------      -----
Total Industrials...................................              19,164,750       14.1%
                                                                ------------      -----
Information Technology -- (3.7%)
   Fidelity National Information Services, Inc......     21,660      729,292        0.5%
   Other Securities.................................               4,550,096        3.4%
                                                                ------------      -----
Total Information Technology........................               5,279,388        3.9%
                                                                ------------      -----
Materials -- (3.0%)
   Alcoa, Inc.......................................     73,466      714,824        0.5%
   International Paper Co...........................     31,763    1,058,026        0.8%
   Other Securities.................................               2,486,300        1.8%
                                                                ------------      -----
Total Materials.....................................               4,259,150        3.1%
                                                                ------------      -----
Telecommunication Services -- (6.4%)
   AT&T, Inc........................................    177,239    5,832,935        4.3%
   CenturyLink, Inc.................................     29,202    1,126,029        0.8%
   Verizon Communications, Inc......................     23,708      957,329        0.7%
   Other Securities.................................               1,099,924        0.8%
                                                                ------------      -----
Total Telecommunication Services....................               9,016,217        6.6%
                                                                ------------      -----
Utilities -- (0.8%)
   Other Securities.................................               1,092,831        0.8%
                                                                ------------      -----
TOTAL COMMON STOCKS.................................             136,093,146       99.8%
                                                                ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     -- Institutional Shares........................    610,719      610,719        0.4%
                                                                ------------      -----

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                     ----------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (3.0%)
(S) @DFA Short Term Investment Fund.................  4,077,080    4,077,080        3.0%
       @Repurchase Agreement, JPMorgan Securities
           LLC 0.21%, 05/01/12 (Collateralized by
           $59,170 FNMA, rates ranging from
           2.000% to 6.331%(r), maturities
           ranging from 01/01/19 to 09/01/45,
           valued at $59,353) to be repurchased
           at $57,446............................... $       57       57,446        0.0%
                                                                ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.................               4,134,526        3.0%
                                                                ------------      -----
TOTAL INVESTMENTS -- (100.0%)
    (Cost $126,047,025).............................            $140,838,391      103.2%
                                                                ============      =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                   ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary......................... $ 22,082,586         --   --    $ 22,082,586
   Consumer Staples...............................   12,273,278         --   --      12,273,278
   Energy.........................................   24,302,159         --   --      24,302,159
   Financials.....................................   25,463,847         --   --      25,463,847
   Health Care....................................   13,158,940         --   --      13,158,940
   Industrials....................................   19,164,750         --   --      19,164,750
   Information Technology.........................    5,279,388         --   --       5,279,388
   Materials......................................    4,259,150         --   --       4,259,150
   Telecommunication Services.....................    9,016,217         --   --       9,016,217
   Utilities......................................    1,092,831         --   --       1,092,831
Temporary Cash Investments........................      610,719         --   --         610,719
Securities Lending Collateral.....................           -- $4,134,526   --       4,134,526
                                                   ------------ ----------   --    ------------
TOTAL............................................. $136,703,865 $4,134,526   --    $140,838,391
                                                   ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                   SHARES   VALUE++   OF NET ASSETS**
                                                   ------ ----------- ---------------
COMMON STOCKS -- (87.2%)
AUSTRALIA -- (4.3%)
  #National Australia Bank, Ltd................... 38,666 $ 1,010,702       1.0%
   Wesfarmers, Ltd................................ 33,137   1,040,562       1.1%
   Other Securities...............................          2,669,928       2.7%
                                                          -----------      ----
TOTAL AUSTRALIA...................................          4,721,192       4.8%
                                                          -----------      ----
AUSTRIA -- (0.2%)
   Other Securities...............................            203,706       0.2%
                                                          -----------      ----
BELGIUM -- (0.9%)
   Other Securities...............................            962,792       1.0%
                                                          -----------      ----
CANADA -- (11.0%)
  *Canadian Natural Resources, Ltd................ 17,558     610,141       0.6%
  #Encana Corp.................................... 34,656     725,852       0.7%
   Goldcorp, Inc.................................. 16,128     617,057       0.6%
  #Manulife Financial Corp........................ 53,517     731,907       0.8%
  #Sun Life Financial, Inc........................ 22,308     546,945       0.6%
   Suncor Energy, Inc............................. 51,054   1,686,382       1.7%
  #Teck Resources, Ltd. Class B................... 17,290     645,148       0.7%
  #Thomson Reuters Corp........................... 17,778     531,261       0.6%
   TransCanada Corp............................... 25,955   1,141,878       1.2%
   Other Securities...............................          4,883,336       5.0%
                                                          -----------      ----
TOTAL CANADA......................................         12,119,907      12.5%
                                                          -----------      ----
DENMARK -- (1.3%)
   Other Securities...............................          1,425,307       1.5%
                                                          -----------      ----
FINLAND -- (0.5%)
   Other Securities...............................            593,126       0.6%
                                                          -----------      ----
FRANCE -- (7.8%)
   AXA SA......................................... 58,965     837,900       0.8%
   BNP Paribas SA................................. 15,319     618,264       0.6%
   Cie de Saint-Gobain SA......................... 16,292     684,025       0.7%
   France Telecom SA.............................. 55,099     755,299       0.8%
   GDF Suez SA.................................... 44,853   1,032,704       1.1%
   Vivendi SA..................................... 51,320     949,241       1.0%
   Other Securities...............................          3,725,727       3.8%
                                                          -----------      ----
TOTAL FRANCE......................................          8,603,160       8.8%
                                                          -----------      ----
GERMANY -- (6.7%)
   Allianz SE Sponsored ADR....................... 60,736     671,740       0.7%
   Daimler AG..................................... 23,528   1,301,837       1.3%
   Deutsche Bank AG............................... 33,899   1,471,657       1.5%
  #Deutsche Telekom AG Sponsored ADR.............. 73,200     834,480       0.9%
  #E.ON AG........................................ 34,931     790,898       0.8%
  #Munchener Rueckversicherungs-Gesellschaft AG...  3,909     567,782       0.6%
   Other Securities...............................          1,728,797       1.8%
                                                          -----------      ----
TOTAL GERMANY.....................................          7,367,191       7.6%
                                                          -----------      ----
GREECE -- (0.0%)
   Other Securities...............................             31,312       0.0%
                                                          -----------      ----
HONG KONG -- (1.5%)
   Hutchison Whampoa, Ltd......................... 57,000     546,428       0.6%
   Other Securities...............................          1,108,348       1.1%
                                                          -----------      ----
TOTAL HONG KONG...................................          1,654,776       1.7%
                                                          -----------      ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
IRELAND -- (0.3%)
   Other Securities...............................         $   304,482       0.3%
                                                           -----------      ----
ISRAEL -- (0.6%)
   Other Securities...............................             659,384       0.7%
                                                           -----------      ----
ITALY -- (1.0%)
   Other Securities...............................           1,043,358       1.1%
                                                           -----------      ----
JAPAN -- (18.1%)
   Mitsubishi Corp................................  32,100     695,670       0.7%
   Mitsubishi Heavy Industries, Ltd............... 109,000     494,318       0.5%
   Mitsubishi UFJ Financial Group, Inc............ 409,800   1,967,660       2.0%
   Mitsui & Co., Ltd..............................  49,700     776,095       0.8%
   Panasonic Corp.................................  67,000     513,666       0.5%
   Sumitomo Corp..................................  37,500     532,920       0.6%
   Sumitomo Mitsui Financial Group, Inc...........  22,500     719,973       0.7%
  #Toyota Motor Corp. Sponsored ADR...............  34,218   2,798,348       2.9%
   Other Securities...............................          11,369,034      11.7%
                                                           -----------      ----
TOTAL JAPAN.......................................          19,867,684      20.4%
                                                           -----------      ----
NETHERLANDS -- (2.7%)
   ArcelorMittal NV...............................  36,543     634,822       0.7%
  *ING Groep NV................................... 106,762     753,191       0.8%
   Koninklijke Philips Electronics NV.............  24,754     492,615       0.5%
   Other Securities...............................           1,102,828       1.1%
                                                           -----------      ----
TOTAL NETHERLANDS.................................           2,983,456       3.1%
                                                           -----------      ----
NEW ZEALAND -- (0.1%)
   Other Securities...............................             111,029       0.1%
                                                           -----------      ----
NORWAY -- (1.0%)
   Other Securities...............................           1,116,279       1.1%
                                                           -----------      ----
PORTUGAL -- (0.1%)
   Other Securities...............................             119,258       0.1%
                                                           -----------      ----
SINGAPORE -- (0.9%)
   Other Securities...............................             984,960       1.0%
                                                           -----------      ----
SPAIN -- (1.9%)
   Banco Santander SA............................. 228,953   1,437,507       1.5%
   Other Securities...............................             669,399       0.7%
                                                           -----------      ----
TOTAL SPAIN.......................................           2,106,906       2.2%
                                                           -----------      ----
SWEDEN -- (2.6%)
   Nordea Bank AB.................................  85,572     757,348       0.8%
   Other Securities...............................           2,142,176       2.2%
                                                           -----------      ----
TOTAL SWEDEN......................................           2,899,524       3.0%
                                                           -----------      ----
SWITZERLAND -- (4.4%)
   Credit Suisse Group AG.........................  20,900     499,905       0.5%
   Holcim, Ltd....................................  10,258     639,814       0.7%
   Novartis AG ADR................................  10,786     595,064       0.6%
  *Swiss Re, Ltd..................................  11,976     752,010       0.8%
  *UBS AG.........................................  46,840     584,947       0.6%
   Zurich Insurance Group AG......................   4,524   1,108,393       1.1%
   Other Securities...............................             699,833       0.7%
                                                           -----------      ----
TOTAL SWITZERLAND.................................           4,879,966       5.0%
                                                           -----------      ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                   ------- ----------- ---------------
UNITED KINGDOM -- (19.3%)
   Barclays P.L.C. Sponsored ADR..................  76,605 $ 1,090,855       1.1%
   BP P.L.C. Sponsored ADR........................  87,925   3,816,824       3.9%
   HSBC Holdings P.L.C. Sponsored ADR.............  57,455   2,595,242       2.7%
   Royal Dutch Shell P.L.C. ADR...................  58,923   4,322,591       4.5%
   Vodafone Group P.L.C........................... 672,985   1,862,799       1.9%
   Vodafone Group P.L.C. Sponsored ADR............  87,922   2,446,869       2.5%
   Xstrata P.L.C..................................  55,857   1,072,763       1.1%
   Other Securities...............................           3,991,711       4.1%
                                                           -----------      ----
TOTAL UNITED KINGDOM..............................          21,199,654      21.8%
                                                           -----------      ----
TOTAL COMMON STOCKS...............................          95,958,409      98.6%
                                                           -----------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities...............................             293,806       0.3%
                                                           -----------      ----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities...............................                   5       0.0%
                                                           -----------      ----

                                                                 SHARES/ FACE
                                                                    AMOUNT       VALUE+
                                                                 ------------ ------------
                                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@DFA Short Term Investment Fund..............................   8,000,000     8,000,000   8.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%,.
   05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &......
   FNMA 2.230%(r), 08/01/38, valued at..........................
   $5,911,062) to be repurchased at $ 5,795,193.................  $    5,795     5,795,159   6.0%
                                                                              ------------ -----
TOTAL SECURITIES LENDING COLLATERAL.............................                13,795,159  14.2%
                                                                              ------------ -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,625,900)..........................................              $110,047,379 113.1%
                                                                              ============ =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                             ----------- ----------- ------- ------------
Common Stocks
   Australia................................................          -- $ 4,721,192    --   $  4,721,192
   Austria..................................................          --     203,706    --        203,706
   Belgium..................................................          --     962,792    --        962,792
   Canada................................................... $12,119,907          --    --     12,119,907
   Denmark..................................................          --   1,425,307    --      1,425,307
   Finland..................................................          --     593,126    --        593,126
   France...................................................     104,974   8,498,186    --      8,603,160
   Germany..................................................   1,506,220   5,860,971    --      7,367,191
   Greece...................................................       7,872      23,440    --         31,312
   Hong Kong................................................          --   1,654,776    --      1,654,776
   Ireland..................................................     304,482          --    --        304,482
   Israel...................................................     118,756     540,628    --        659,384
   Italy....................................................     280,736     762,622    --      1,043,358
   Japan....................................................   3,270,059  16,597,625    --     19,867,684
   Netherlands..............................................     213,673   2,769,783    --      2,983,456
   New Zealand..............................................          --     111,029    --        111,029
   Norway...................................................          --   1,116,279    --      1,116,279
   Portugal.................................................          --     119,258    --        119,258
   Singapore................................................          --     984,960    --        984,960
   Spain....................................................          --   2,106,906    --      2,106,906
   Sweden...................................................     247,976   2,651,548    --      2,899,524
   Switzerland..............................................     595,064   4,284,902    --      4,879,966
   United Kingdom...........................................  14,897,678   6,301,976    --     21,199,654
Preferred Stocks............................................
   Germany..................................................          --     293,806    --        293,806
Rights/Warrants.............................................
   Spain....................................................          --           5    --              5
Securities Lending Collateral...............................          --  13,795,159    --     13,795,159
                                                             ----------- -----------  ----   ------------
TOTAL....................................................... $33,667,397 $76,379,982    --   $110,047,379
                                                             =========== ===========  ====   ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                        SHARES      VALUE++       OF NET ASSETS**
                                                        ------     ----------     ---------------
COMMON STOCKS -- (86.8%)
AUSTRALIA -- (6.2%)
   Other Securities....................................            $5,988,291           7.1%
                                                                   ----------          ----
AUSTRIA -- (0.8%)
   Other Securities....................................               772,426           0.9%
                                                                   ----------          ----
BELGIUM -- (1.1%)
   Ackermans & van Haaren NV...........................  2,011        172,472           0.2%
   Other Securities....................................               894,967           1.1%
                                                                   ----------          ----
TOTAL BELGIUM..........................................             1,067,439           1.3%
                                                                   ----------          ----
CANADA -- (9.6%)
   Astral Media, Inc. Class A..........................  4,500        222,392           0.2%
   Groupe Aeroplan, Inc................................ 12,000        154,274           0.2%
   Quebecor, Inc. Class B..............................  3,900        153,300           0.2%
   Other Securities....................................             8,833,507          10.4%
                                                                   ----------          ----
TOTAL CANADA...........................................             9,363,473          11.0%
                                                                   ----------          ----
CHINA -- (0.0%)
   Other Securities....................................                    --           0.0%
                                                                   ----------          ----
DENMARK -- (1.0%)
   GN Store Nord A.S................................... 16,296        182,820           0.2%
   Other Securities....................................               775,035           0.9%
                                                                   ----------          ----
TOTAL DENMARK..........................................               957,855           1.1%
                                                                   ----------          ----
FINLAND -- (2.2%)
   Other Securities....................................             2,173,446           2.6%
                                                                   ----------          ----
FRANCE -- (3.1%)
   Zodiac Aerospace SA.................................  2,571        282,923           0.3%
   Other Securities....................................             2,727,401           3.2%
                                                                   ----------          ----
TOTAL FRANCE...........................................             3,010,324           3.5%
                                                                   ----------          ----
GERMANY -- (4.0%)
  #Aixtron SE..........................................  8,383        153,167         0.2%
   Aurubis AG..........................................  3,300        183,668           0.2%
   Rheinmetall AG......................................  2,986        167,796           0.2%
   Rhoen-Klinikum AG...................................  8,742        246,012           0.3%
  #Stada Arzneimittel AG...............................  5,280        175,291         0.2%
   Symrise AG..........................................  6,477        187,717           0.2%
   Other Securities....................................             2,806,975           3.3%
                                                                   ----------          ----
TOTAL GERMANY..........................................             3,920,626           4.6%
                                                                   ----------          ----
GREECE -- (0.6%)
   Other Securities....................................               548,730           0.6%
                                                                   ----------          ----
HONG KONG -- (1.7%)
   Other Securities....................................             1,640,100           1.9%
                                                                   ----------          ----
IRELAND -- (0.9%)
   Other Securities....................................               925,180           1.1%
                                                                   ----------          ----
ISRAEL -- (0.5%)
   Other Securities....................................               483,232           0.6%
                                                                   ----------          ----
ITALY -- (2.3%)
   Pirelli & Co. SpA................................... 14,279        173,985           0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------ ----------- ---------------
ITALY -- (Continued)
   Other Securities.........................................        $ 2,038,718       2.4%
                                                                    -----------      ----
TOTAL ITALY.................................................          2,212,703       2.6%
                                                                    -----------      ----
JAPAN -- (20.7%)
   Other Securities.........................................         20,072,469      23.7%
                                                                    -----------      ----
NETHERLANDS -- (1.7%)
  #Imtech NV................................................  6,192     175,098       0.2%
   Nutreco NV...............................................  3,249     236,128       0.3%
   Other Securities.........................................          1,204,143       1.4%
                                                                    -----------      ----
TOTAL NETHERLANDS...........................................          1,615,369       1.9%
                                                                    -----------      ----
NEW ZEALAND -- (0.7%)
   Other Securities.........................................            724,125       0.9%
                                                                    -----------      ----
NORWAY -- (0.8%)
   Other Securities.........................................            787,828       0.9%
                                                                    -----------      ----
PORTUGAL -- (0.4%)
   Other Securities.........................................            396,557       0.5%
                                                                    -----------      ----
SINGAPORE -- (1.3%)
   Other Securities.........................................          1,226,250       1.4%
                                                                    -----------      ----
SPAIN -- (1.6%)
   Viscofan SA..............................................  4,280     193,732       0.2%
   Other Securities.........................................          1,336,093       1.6%
                                                                    -----------      ----
TOTAL SPAIN.................................................          1,529,825       1.8%
                                                                    -----------      ----
SWEDEN -- (3.0%)
   NCC AB Series B..........................................  8,486     166,780       0.2%
   Trelleborg AB Series B................................... 14,007     160,609       0.2%
   Other Securities.........................................          2,612,977       3.1%
                                                                    -----------      ----
TOTAL SWEDEN................................................          2,940,366       3.5%
                                                                    -----------      ----
SWITZERLAND -- (4.5%)
   Aryzta AG................................................  5,184     261,131       0.3%
  *Clariant AG.............................................. 15,895     202,362       0.3%
   Galenica Holding AG......................................    362     247,050       0.3%
   GAM Holding AG........................................... 12,356     158,844       0.2%
   Other Securities.........................................          3,502,152       4.1%
                                                                    -----------      ----
TOTAL SWITZERLAND...........................................          4,371,539       5.2%
                                                                    -----------      ----
UNITED KINGDOM -- (18.1%)
   Aberdeen Asset Management P.L.C.......................... 38,814     178,074       0.2%
   Babcock International Group P.L.C........................ 19,735     266,365       0.3%
  *Berkeley Group Holdings P.L.C. (The).....................  7,459     155,098       0.2%
   Carillion P.L.C.......................................... 33,513     158,736       0.2%
   Cobham P.L.C............................................. 46,129     169,615       0.2%
   Cookson Group P.L.C...................................... 14,826     174,651       0.2%
   Croda International P.L.C................................  6,477     234,589       0.3%
   Drax Group P.L.C......................................... 20,099     177,102       0.2%
   DS Smith P.L.C........................................... 66,992     182,487       0.2%
   Hiscox, Ltd.............................................. 24,784     160,290       0.2%
   IG Group Holdings P.L.C.................................. 23,010     172,898       0.2%
   Informa P.L.C............................................ 32,634     219,637       0.3%
  *John Wood Group P.L.C.................................... 12,863     163,340       0.2%
   Ladbrokes P.L.C.......................................... 55,207     160,777       0.2%
   Meggitt P.L.C............................................ 51,855     343,869       0.4%
   Melrose P.L.C............................................ 22,771     161,583       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                   SHARES        VALUE++       OF NET ASSETS**
                                                   -------     -----------     ---------------
UNITED KINGDOM -- (Continued)
   Michael Page International P.L.C...............  24,143     $   163,139           0.2%
  *Misys P.L.C....................................  27,296         154,585         0.2%
   Mondi P.L.C....................................  21,959         204,184           0.2%
   Pennon Group P.L.C.............................  17,426         208,065           0.2%
   Persimmon P.L.C................................  19,774         201,680           0.2%
  *Rentokil Initial P.L.C......................... 112,929         158,839         0.2%
   Rotork P.L.C...................................   4,906         175,785           0.2%
   Spectris P.L.C.................................   7,333         224,525           0.3%
   Spirax-Sarco Engineering P.L.C.................   6,100         228,376           0.3%
   Travis Perkins P.L.C...........................  15,017         256,202           0.3%
   UBM P.L.C......................................  16,744         160,241           0.2%
   William Hill P.L.C.............................  52,983         242,018           0.3%
   Other Securities...............................              12,085,389          14.2%
                                                               -----------          ----
TOTAL UNITED KINGDOM..............................              17,542,139          20.7%
                                                               -----------          ----
TOTAL COMMON STOCKS...............................              84,270,292          99.4%
                                                               -----------          ----
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Other Securities...............................                     864           0.0%
                                                               -----------          ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities...............................                     176           0.0%
                                                               -----------          ----
BELGIUM -- (0.0%)
   Other Securities...............................                     115           0.0%
                                                               -----------          ----
CANADA -- (0.0%)
   Other Securities...............................                     197           0.0%
                                                               -----------          ----
DENMARK -- (0.0%)
   Other Securities...............................                     684           0.0%
                                                               -----------          ----
HONG KONG -- (0.0%)
   Other Securities...............................                      29           0.0%
                                                               -----------          ----
UNITED KINGDOM -- (0.0%)
   Other Securities...............................                   1,453           0.0%
                                                               -----------          ----
TOTAL RIGHTS/WARRANTS.............................                   2,654           0.0%
                                                               -----------          ----

                                                               SHARES/
                                                                FACE
                                                               AMOUNT      VALUE+
                                                             ----------- -----------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund..........................  11,000,000  11,000,000  12.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC
     2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued
     at $1,801,684) to be repurchased at $ 1,766,367........ $     1,766   1,766,357   2.1%
                                                                         ----------- -----
TOTAL SECURITIES LENDING COLLATERAL.........................              12,766,357  15.0%
                                                                         ----------- -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $100,129,087)......................................             $97,040,167 114.4%
                                                                         =========== =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012 based on their valuation inputs, is as follows (See Security Valuation Note):

                                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------
                                                              LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                             ---------- ----------- ------- -----------
Common Stocks
   Australia................................................         -- $ 5,988,291    --   $ 5,988,291
   Austria..................................................         --     772,426    --       772,426
   Belgium..................................................         --   1,067,439    --     1,067,439
   Canada................................................... $9,360,417       3,056    --     9,363,473
   China....................................................         --          --    --            --
   Denmark..................................................         --     957,855    --       957,855
   Finland..................................................         --   2,173,446    --     2,173,446
   France...................................................         --   3,010,324    --     3,010,324
   Germany..................................................         --   3,920,626    --     3,920,626
   Greece...................................................         --     548,730    --       548,730
   Hong Kong................................................         --   1,640,100    --     1,640,100
   Ireland..................................................         --     925,180    --       925,180
   Israel...................................................         --     483,232    --       483,232
   Italy....................................................         --   2,212,703    --     2,212,703
   Japan....................................................         --  20,072,469    --    20,072,469
   Netherlands..............................................         --   1,615,369    --     1,615,369
   New Zealand..............................................         --     724,125    --       724,125
   Norway...................................................         --     787,828    --       787,828
   Portugal.................................................         --     396,557    --       396,557
   Singapore................................................         --   1,226,250    --     1,226,250
   Spain....................................................         --   1,529,825    --     1,529,825
   Sweden...................................................         --   2,940,366    --     2,940,366
   Switzerland..............................................         --   4,371,539    --     4,371,539
   United Kingdom...........................................         --  17,542,139    --    17,542,139
Preferred Stocks
   Sweden...................................................         --         864    --           864
Rights/Warrants
   Australia................................................         --         176    --           176
   Belgium..................................................         --         115    --           115
   Canada...................................................         --         197    --           197
   Denmark..................................................         --         684    --           684
   Hong Kong................................................         --          29    --            29
   United Kingdom...........................................         --       1,453    --         1,453
Securities Lending Collateral...............................         --  12,766,357    --    12,766,357
                                                             ---------- -----------  ----   -----------
TOTAL....................................................... $9,360,417 $87,679,750    --   $97,040,167
                                                             ========== ===========  ====   ===========

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                    FACE
                                   AMOUNT   VALUE+
                                   ------ -----------
                                   (000)
AGENCY OBLIGATIONS -- (30.2%)
Federal Home Loan Bank
   3.625%, 05/29/13............... $1,800 $ 1,865,020
   1.625%, 06/14/13...............    700     710,596
   1.875%, 06/21/13...............  1,000   1,018,337
#  5.125%, 08/14/13...............  1,000   1,062,646
   0.500%, 08/28/13...............  2,000   2,005,650
   4.000%, 09/06/13...............  1,300   1,365,012
   2.375%, 03/14/14...............  2,000   2,075,892
Federal Home Loan Mortgage
 Corporation
   3.750%, 06/28/13...............  3,000   3,123,651
   4.500%, 07/15/13...............  2,300   2,418,137
   0.500%, 10/15/13...............    300     300,235
   0.375%, 10/30/13...............  6,800   6,819,815
#  0.375%, 11/27/13...............  2,800   2,803,088
   0.625%, 12/23/13...............  2,000   2,009,180
Federal National Mortgage
 Association
   3.250%, 04/09/13...............    700     720,197
   1.750%, 05/07/13...............  1,300   1,319,096
   3.875%, 07/12/13...............  1,500   1,565,513
   1.125%, 09/30/13...............  1,000   1,011,747
#  2.875%, 12/11/13...............  1,900   1,979,150
   0.750%, 12/18/13...............  1,400   1,410,618
   2.750%, 03/13/14...............  1,000   1,044,867
                                          -----------
TOTAL AGENCY OBLIGATIONS..........         36,628,447
                                          -----------
BONDS -- (50.8%)
Bank of New York Mellon Corp.
 (The) Floating Rate Note
(r) 0.746%, 01/31/14..............  1,175   1,176,016
Bank of Nova Scotia
   2.250%, 01/22/13...............    500     505,868
   2.375%, 12/17/13...............  2,500   2,567,338
Berkshire Hathaway, Inc.
   2.125%, 02/11/13...............    300     303,997
BNP Paribas SA
   2.125%, 12/21/12...............    500     500,787
 Commonwealth Bank of Australia
 Floating Rate Note
(r) 1.224%, 06/14/13..............  1,000   1,006,328
(r) 1.716%, 01/17/14..............  1,000   1,015,386
Eksportfinans ASA Floating Rate
 Note
(r) 0.669%, 04/05/13..............    800     774,928
European Investment Bank
   1.250%, 02/14/14...............  2,000   2,018,188
   3.000%, 04/08/14...............    500     521,492
General Electric Capital Corp.
   5.400%, 09/20/13...............    800     849,822
   2.100%, 01/07/14...............  1,250   1,272,561
General Electric Capital Corp.
 Floating Rate Note
(r) 1.074%, 06/19/13..............    400     402,390
(r) 1.319%, 01/07/14..............    560     563,561
Inter-American Development Bank
   4.375%, 09/20/12...............  2,100   2,131,256
JPMorgan Chase & Co.
   1.650%, 09/30/13...............  2,100   2,123,108
JPMorgan Chase & Co. Floating
 Rate Note
(r) 1.266%, 01/24/14..............    800     804,013
Kreditanstalt fur
 Wiederaufbau
   1.375%, 01/13/14...............  2,000   2,025,890
   3.500%, 03/10/14...............    500     526,543
Landwirtschaftliche
 Rentenbank
   1.875%, 09/24/12...............  1,500   1,508,520
#   3.250%, 03/15/13..............  1,000   1,024,038
Manitoba, Province of Canada
   1.375%, 04/28/14...............  1,200   1,219,358
National Australia Bank Floating
 Rate Note
(r) 1.666%, 01/30/14..............  1,000   1,005,672
(r) 1.656%, 02/14/14..............  2,000   2,008,796
Nordea Bank Finland P.L.C.
 Floating Rate Note
(r) 1.349%, 04/09/14..............  2,500   2,499,055
Oesterreichische
 Kontrollbank AG
   1.375%, 01/21/14...............  2,000   2,016,304
Ontario, Province of Canada
   3.500%, 07/15/13...............    700     725,425
   1.375%, 01/27/14...............  1,500   1,519,700
PepsiCo., Inc. Floating Rate Note
(r) 0.593%, 05/10/13..............  1,200   1,202,436
Private Export Funding Corp.
   3.550%, 04/15/13...............  2,500   2,576,613
Rabobank Nederland NV
   1.850%, 01/10/14...............  2,100   2,121,225
Rabobank Nederland NV Floating....
 Rate Note
(r) 0.666%, 07/25/13..............    500     499,099

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT      VALUE+
                                                            ---------- -----------
                                                              (000)
Royal Bank of Canada
   2.100%, 07/29/13........................................ $    2,100 $ 2,142,701
   1.125%, 01/15/14........................................        300     302,191
Royal Bank of Canada Floating
 Rate Note
(r) 0.766%, 04/17/14.......................................        300     300,316
Sanofi-Aventis SA
   1.625%, 03/28/14........................................        500     510,332
Sanofi-Aventis SA Floating Rate Note
(r) 0.673%, 03/28/13.......................................      1,000   1,003,146
Svenska Handelsbanken Floating Rate Note
(r) 0.924%, 03/18/13.......................................      1,000     999,371
(r) 0.989%, 08/30/13.......................................        500     499,948
Toronto-Dominion Bank (The)
 Floating Rate Note
(r) 0.646%, 07/26/13.......................................      2,165   2,169,226
Total Capital Canada, Ltd. Floating Rate Note
(r) 0.600%, 05/13/13.......................................      1,700   1,700,668
Toyota Motor Credit Corp.
   1.375%, 08/12/13........................................      2,000   2,023,438
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.866%, 01/17/14.......................................        500     502,390
Wal-Mart Stores, Inc.
   4.250%, 04/15/13........................................        400     415,125
   4.550%, 05/01/13........................................      1,500   1,561,432
   7.250%, 06/01/13........................................      1,000   1,072,322
Wells Fargo & Co.
   4.375%, 01/31/13........................................      2,700   2,776,008
Westpac Banking Corp.
   2.250%, 11/19/12........................................        500     504,690
   2.100%, 08/02/13........................................        500     507,710
Westpac Banking Corp. Floating Rate Note
(r) 1.448%, 02/14/14.......................................      1,500   1,501,755
                                                                       -----------
TOTAL BONDS................................................             61,508,482
                                                                       -----------
COMMERCIAL PAPER -- (12.4%)
Banque et Caisse d'Epargne de I'Etat
   0.410%, 06/11/12........................................      2,900   2,899,127
BNP Paribas Finance, Inc.
   0.260%, 05/03/12........................................        700     699,992
   0.490%, 05/16/12........................................        300     299,977
   0.450%, 06/05/12........................................        900     899,789
   0.571%, 06/26/12........................................        800     799,607
Caisse d'Amortissement de la
 Dette Sociale
   0.240%, 07/26/12........................................      1,000     999,253
   0.350%, 08/01/12........................................        500     499,587
Caisse des Depots et
 Consignations
   0.451%, 05/01/12........................................      1,000     999,994
   0.491%, 05/29/12........................................        700     699,850
   0.501%, 06/01/12........................................      1,200   1,199,705
DBS Bank, Ltd.
   0.270%, 07/27/12........................................      1,400   1,398,587
NRW.Bank
   0.300%, 05/14/12........................................        300     299,981
   0.260%, 06/13/12........................................      1,000     999,675
   0.250%, 07/10/12........................................      1,000     999,296
   0.250%, 07/26/12........................................        500     499,505
Rabobank USA Financial Corp.
   0.381%, 08/01/12........................................        300     299,771
Standard Chartered Bank
   0.400%, 05/25/12........................................        500     499,920
                                                                       -----------
TOTAL COMMERCIAL PAPER.....................................             14,993,616
                                                                       -----------

                                                             SHARES
                                                            ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   BlackRock Liquidity Funds
   TempCash Portfolio--Institutional Shares................    958,778     958,778
                                                                       -----------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                            ----------
                                                              (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S) @ DFA Short Term Investment Fund.......................  6,158,806   6,158,806
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $ 923,089 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45, valued
     at $925,951) to be repurchased at $896,204............ $      896     896,199
                                                                       -----------
TOTAL SECURITIES LENDING COLLATERAL........................              7,055,005
                                                                       -----------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                 VALUE+
                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $
  120,942,685)............................... $121,144,328
                                              ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                              LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                              -------- ------------ ------- ------------
Agency Obligations...........................       -- $ 36,628,447   --    $ 36,628,447
Bonds........................................       --   61,508,482   --      61,508,482
Commercial Paper.............................       --   14,993,616   --      14,993,616
Temporary Cash Investments................... $958,778           --   --         958,778
Securities Lending Collateral................       --    7,055,005   --       7,055,005
                                              -------- ------------   --    ------------
TOTAL........................................ $958,778 $120,185,550   --    $121,144,328
                                              ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                  FACE
                                                 AMOUNT^   VALUE+
                                                 ------- -----------
                                                  (000)
BONDS -- (92.1%)
AUSTRALIA -- (3.7%)
National Australia Bank, Ltd.
(g) 5.375%, 12/08/14............................    700  $ 1,223,963
Westpac Banking Corp.
(u) 4.200%, 02/27/15............................  1,500    1,603,617
(u) 3.000%, 08/04/15............................  1,500    1,564,920
(u) 3.000%, 12/09/15............................    600      622,366
                                                         -----------
TOTAL AUSTRALIA.................................           5,014,866
                                                         -----------

AUSTRIA -- (4.6%)
Oesterreichische Kontrollbank AG
(u) 1.750%, 10/05/15............................  2,700    2,733,294
(u) 2.000%, 06/03/16............................  1,000    1,013,364
Republic of Austria
(u) 1.750%, 06/17/16............................  2,000    2,031,852
   4.000%, 09/15/16.............................    400      586,858
                                                         -----------
TOTAL AUSTRIA...................................           6,365,368
                                                         -----------

CANADA -- (10.9%)
Bank of Nova Scotia
(u) 2.900%, 03/29/16............................    500      526,434
(u) 2.550%, 01/12/17............................  2,000    2,078,068
British Columbia, Province of Canada
(u) 2.100%, 05/18/16............................    700      730,418
(u) 1.200%, 04/25/17............................  1,100    1,101,006
Ontario, Province of Canada
(u) 5.450%, 04/27/16............................    500      581,567
(u) 1.600%, 09/21/16............................  2,700    2,731,968
Royal Bank of Canada
(u) 2.625%, 12/15/15............................  2,700    2,833,013
(u) 2.875%, 04/19/16............................    700      733,818
Toronto-Dominion Bank (The)
(u) 2.500%, 07/14/16............................  1,000    1,038,821
(u) 2.375%, 10/19/16............................  2,500    2,576,438
                                                         -----------
TOTAL CANADA....................................          14,931,551
                                                         -----------

DENMARK -- (2.8%)
Kingdom of Denmark
   2.500%, 11/15/16............................. 20,000    3,849,116
                                                         -----------

FINLAND -- (4.4%)
Finnish Government
   1.750%, 04/15/16.............................  1,000    1,371,694
Municipality Finance P.L.C.
(u) 2.375%, 05/16/16............................  2,500    2,594,050
Republic of Finland
(u) 2.250%, 03/17/16............................  2,000    2,102,400
                                                         -----------
TOTAL FINLAND...................................           6,068,144
                                                         -----------

FRANCE -- (7.5%)
Caisse d'Amortissement de la Dette Sociale SA
(g) 2.250%, 12/07/15............................  2,000    3,246,469
France, Government of
   5.000%, 10/25/16.............................  2,500    3,795,701
Total Capital SA
(u) 2.875%, 03/18/15............................  1,200    1,258,536
(u) 3.125%, 10/02/15............................  1,700    1,803,482
(u) 2.300%, 03/15/16............................    227      235,174
                                                         -----------
TOTAL FRANCE....................................          10,339,362
                                                         -----------

GERMANY -- (8.0%)
Bundesobligation
   1.250%, 10/14/16.............................  1,000    1,366,452
Kreditanstalt fur Wiederaufbau
(g) 5.500%, 12/07/15............................  1,400    2,591,833
(g) 3.750%, 09/07/16............................    500      881,690
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.250%, 07/15/16............................  2,300    2,366,884
Landwirtschaftliche Rentenbank
(u) 2.500%, 02/15/16............................    400      420,156
(u) 2.125%, 07/15/16............................  1,500    1,555,112
(g) 3.250%, 12/07/16............................  1,000    1,725,549
                                                         -----------
TOTAL GERMANY...................................          10,907,676
                                                         -----------

JAPAN -- (2.4%)
Development Bank of Japan
(u) 5.125%, 02/01/17............................  1,000    1,169,249
Japan Finance Corp.
(u) 1.875%, 09/24/15............................  1,000    1,025,793
(u) 2.250%, 07/13/16............................  1,000    1,041,941
                                                         -----------
TOTAL JAPAN.....................................           3,236,983
                                                         -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   ------- ------------
                                                    (000)
NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten NV
(u) 1.750%, 10/06/15..............................    800  $    804,389
(g) 2.375%, 12/23/15..............................  1,000     1,653,490
(u) 2.500%, 01/11/16..............................    500       512,890
(g) 5.250%, 02/26/16..............................    400       722,204
Nederlandse Waterschapsbank NV
#(u) 2.125%, 06/16/16.............................  2,900     2,924,447
     3.000%, 07/12/16.............................    500       699,684
Netherlands Government
     4.000%, 07/15/16.............................  1,500     2,227,385
Rabobank Nederland NV
(g) 4.000%, 09/10/15..............................  1,500     2,559,878
(u) 2.125%, 10/13/15..............................  1,000     1,008,196
                                                           ------------
TOTAL NETHERLANDS.................................           13,112,563
                                                           ------------

NORWAY -- (0.9%)
Eksportfinans ASA
(u) 2.000%, 09/15/15..............................    400       360,057
Kommunalbanken AS
(u) 2.375%, 01/19/16..............................    900       935,154
                                                           ------------
TOTAL NORWAY......................................            1,295,211
                                                           ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.3%)
African Development Bank
(u) 2.500%, 03/15/16..............................  3,000     3,185,304
Council of Europe Development Bank
#(u) 1.250%, 09/22/16.............................    500       495,668
(u) 1.500%, 02/22/17..............................  3,500     3,489,479
European Financial Stability Facility
(e) 2.750%, 07/18/16..............................  1,800     2,506,459
(e) 2.750%, 12/05/16..............................  1,000     1,392,000
European Investment Bank
(g) 3.000%, 12/07/15..............................  2,100     3,532,149
Nordic Investment Bank
(u) 2.250%, 03/15/16..............................  2,200     2,316,754
                                                           ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS......           16,917,813
                                                           ------------

SWEDEN -- (2.5%)
Svensk Exportkredit AB
(u) 1.750%, 10/20/15..............................  3,400     3,448,858
                                                           ------------
UNITED KINGDOM -- (4.3%)
Network Rail Infrastructure Finance P.L.C.
     4.875%, 11/27/15.............................  1,200     2,207,043
United Kingdom Gilt
     4.000%, 09/07/16.............................    300       550,514
     1.750%, 01/22/17.............................  1,900     3,180,367
                                                           ------------
TOTAL UNITED KINGDOM..............................            5,937,924
                                                           ------------

UNITED STATES -- (18.2%)
3M Co.
     1.375%, 09/29/16............................. $2,934     2,979,897
Bank of New York Mellon
 Corp. (The)
#  2.950%, 06/18/15...............................  1,000     1,054,203
   2.500%, 01/15/16...............................    700       727,637
   2.300%, 07/28/16...............................  1,600     1,651,595
Berkshire Hathaway, Inc.
   2.200%, 08/15/16...............................  1,800     1,868,717
   1.900%, 01/31/17...............................    900       916,368
Colgate-Palmolive Co.
   1.300%, 01/15/17...............................    600       605,728
General Electric Capital Corp.
   3.500%, 06/29/15...............................  2,500     2,644,930
   2.250%, 11/09/15...............................    500       511,622
   2.950%, 05/09/16...............................    500       521,176
Google, Inc.
   2.125%, 05/19/16...............................  2,780     2,910,315
Johnson & Johnson
   2.150%, 05/15/16...............................  3,000     3,152,964
Microsoft Corp.
#  2.500%, 02/08/16...............................    700       742,396
Toyota Motor Credit Corp.
   2.800%, 01/11/16...............................  3,000     3,156,987
Wal-Mart Stores, Inc.
   1.500%, 10/25/15...............................  1,500     1,535,524
                                                           ------------
TOTAL UNITED STATES...............................           24,980,059
                                                           ------------
TOTAL BONDS.......................................          126,405,494
                                                           ------------
AGENCY OBLIGATIONS -- (3.9%)
Federal Home Loan Mortgage Corporation
   5.125%, 10/18/16...............................  2,200     2,595,166
Federal National Mortgage Association
   1.250%, 09/28/16...............................  1,700     1,720,193

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT       VALUE+
                                                            ---------- ------------
                                                              (000)
#   1.250%, 01/30/17....................................... $    1,000 $  1,012,217
                                                                       ------------
TOTAL AGENCY OBLIGATIONS...................................               5,327,576
                                                                       ------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                            ----------
                                                              (000)
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund........................  5,000,000    5,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21% 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $487,050) to be repurchased at $477,503............... $      478      477,500
                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL........................               5,477,500
                                                                       ------------

                                                                          VALUE+
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $ 134,120,083).....................................            $137,210,570
                                                                       ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                              LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                              ------- ------------  ------- ------------
Bonds
   Australia.................................   --    $  5,014,866    --    $  5,014,866
   Austria...................................   --       6,365,368    --       6,365,368
   Canada....................................   --      14,931,551    --      14,931,551
   Denmark...................................   --       3,849,116    --       3,849,116
   Finland...................................   --       6,068,144    --       6,068,144
   France....................................   --      10,339,362    --      10,339,362
   Germany...................................   --      10,907,676    --      10,907,676
   Japan.....................................   --       3,236,983    --       3,236,983
   Netherlands...............................   --      13,112,563    --      13,112,563
   Norway....................................   --       1,295,211    --       1,295,211
   Supranational Organization Obligations....   --      16,917,813    --      16,917,813
   Sweden....................................   --       3,448,858    --       3,448,858
   United Kingdom............................   --       5,937,924    --       5,937,924
   United States.............................   --      24,980,059    --      24,980,059
Agency Obligations...........................   --       5,327,576    --       5,327,576
Securities Lending Collateral................   --       5,477,500    --       5,477,500
Forward Currency Contracts**.................   --        (291,351)   --        (291,351)
                                                --    ------------    --    ------------
TOTAL........................................   --    $136,919,219    --    $136,919,219
                                                ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         VA            VA            VA
                                                                                    U.S. TARGETED  U.S. LARGE   INTERNATIONAL
                                                                                        VALUE        VALUE          VALUE
                                                                                      PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                                    ------------- ------------  -------------
ASSETS:
Investments at Value (including $5,792, $4,029 and $ 13,120 of securities on loan,
  respectively).................................................................... $     99,885  $    136,093  $     96,252
Temporary Cash Investments at Value & Cost.........................................            1           611            --
Collateral Received from Securities on Loan at Value & Cost .......................           49            57         5,795
Affiliated Collateral Received from Securities on Loan at
 Value & Cost......................................................................        5,928         4,077         8,000
Foreign Currencies at Value........................................................           --            --           479
Cash...............................................................................           --            --           321
Receivables:
   Investment Securities Sold......................................................          459           226            --
   Dividends, Interest and Tax Reclaims............................................           30           135           465
   Securities Lending Income.......................................................            6             6            36
   Fund Shares Sold................................................................           10            23            57
                                                                                    ------------  ------------  ------------
       Total Assets................................................................      106,368       141,228       111,405
                                                                                    ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................................        5,977         4,134        13,795
   Investment Securities Purchased.................................................          273           603           238
   Fund Shares Redeemed............................................................           12            18            --
   Due to Advisor..................................................................           29            28            32
   Loan Payable....................................................................           30            --            --
Accrued Expenses and Other Liabilities.............................................            9            11            15
                                                                                    ------------  ------------  ------------
       Total Liabilities...........................................................        6,330         4,794        14,080
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $    100,038  $    136,434  $     97,325
                                                                                    ============  ============  ============
SHARES OUTSTANDING, $ 0.01 PAR VALUE (1)...........................................    8,191,471     8,607,131     9,237,622
                                                                                    ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                            $      12.21  $      15.85  $      10.54
                                                                                    ============  ============  ============
Investments at Cost................................................................ $     96,299  $    121,302  $    110,831
                                                                                    ============  ============  ============
Foreign Currencies at Cost......................................................... $         --  $         --  $        478
                                                                                    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................... $    110,309  $    124,790  $    114,117
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)..........................................................................          181           732         1,030
Accumulated Net Realized Gain (Loss)...............................................      (14,038)       (3,879)       (3,254)
Net Unrealized Foreign Exchange Gain (Loss)........................................           --            --            10
Net Unrealized Appreciation (Depreciation).........................................        3,586        14,791       (14,578)
                                                                                    ------------  ------------  ------------
NET ASSETS......................................................................... $    100,038  $    136,434  $     97,325
                                                                                    ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED....................................................  100,000,000   100,000,000   100,000,000
                                                                                    ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         VA            VA
                                                                                    INTERNATIONAL  SHORT-TERM    VA GLOBAL
                                                                                        SMALL        FIXED         BOND
                                                                                      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                                    ------------- ------------ ------------
ASSETS:
Investments at Value (including $11,896, $6,911 and $ 5,328 of securities on loan,
  respectively).................................................................... $     84,274  $    113,130 $    131,733
Temporary Cash Investments at Value & Cost.........................................           --           959           --
Collateral Received from Securities on Loan at Value & Cost .......................        1,766           896          477
Affiliated Collateral Received from Securities on Loan at Value & Cost                    11,000         6,159        5,000
Foreign Currencies at Value........................................................          429            --           --
Cash...............................................................................          209            --        1,678
Receivables:
   Investment Securities Sold......................................................           44           408          181
   Dividends, Interest and Tax Reclaims............................................          450           470        1,155
   Securities Lending Income.......................................................           24             1            1
   Fund Shares Sold................................................................            8            33           22
                                                                                    ------------  ------------ ------------
       Total Assets................................................................       98,204       122,056      140,247
                                                                                    ------------  ------------ ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................................       12,766         7,055        5,477
   Investment Securities Purchased.................................................           32         1,221          608
   Fund Shares Redeemed............................................................          556             1            1
   Due to Advisor..................................................................           35            24           26
Unrealized Loss on Forward Currency Contracts......................................           --            --          291
Accrued Expenses and Other Liabilities.............................................           13             8            8
                                                                                    ------------  ------------ ------------
       Total Liabilities...........................................................       13,402         8,309        6,411
                                                                                    ------------  ------------ ------------
NET ASSETS......................................................................... $     84,802  $    113,747 $    133,836
                                                                                    ============  ============ ============
SHARES OUTSTANDING, $ 0.01 PAR VALUE (1)...........................................    8,396,243    11,119,855   12,263,775
                                                                                    ============  ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                            $      10.10  $      10.23 $      10.91
                                                                                    ============  ============ ============
Investments at Cost................................................................ $     87,363  $    112,929 $    128,643
                                                                                    ============  ============ ============
Foreign Currencies at Cost......................................................... $        429  $         -- $         --
                                                                                    ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................... $     86,565  $    113,205 $    129,471
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)..........................................................................          265           159        1,092
Accumulated Net Realized Gain (Loss)...............................................        1,052           182          464
Net Unrealized Foreign Exchange Gain (Loss)........................................            9            --         (281)
Net Unrealized Appreciation (Depreciation).........................................       (3,089)          201        3,090
                                                                                    ------------  ------------ ------------
NET ASSETS......................................................................... $     84,802  $    113,747 $    133,836
                                                                                    ============  ============ ============
(1) NUMBER OF SHARES AUTHORIZED....................................................  100,000,000   100,000,000  100,000,000
                                                                                    ============  ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                   VA U.S.                   VA
                                                  TARGETED    VA U.S.   INTERNATIONAL
                                                    VALUE   LARGE VALUE     VALUE
                                                  PORTFOLIO  PORTFOLIO    PORTFOLIO
                                                  --------- ----------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $0 and $127, respectively)...........  $   596    $ 1,381      $1,713
   Income from Securities Lending................       31         60          82
                                                   -------    -------      ------
          Total Investment Income................      627      1,441       1,795
                                                   -------    -------      ------
EXPENSES
   Investment Advisory Services Fees.............      165        161         189
   Accounting & Transfer Agent Fees..............       15         17          18
   Custodian Fees................................        4          2          20
   Shareholders' Reports.........................        3          3           3
   Directors'/Trustees' Fees & Expenses..........       --          1          --
   Professional Fees.............................        1          3           1
   Other.........................................        1          1           1
                                                   -------    -------      ------
          Total Expenses.........................      189        188         232
                                                   -------    -------      ------
   Fees Paid Indirectly..........................       --         --          --
                                                   -------    -------      ------
   NET INVESTMENT INCOME (LOSS)..................      438      1,253       1,563
                                                   -------    -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................    1,195        831         171
       Foreign Currency Transactions.............       --         --          (1)
   Change in Unrealized Appreciation
     (Depreciation)of:
       Investment Securities and Foreign
         Currency................................    9,276     10,791        (759)
       Translation of Foreign Currency
         Denominated Amounts.....................       --         --           4
                                                   -------    -------      ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   10,471     11,622        (585)
                                                   -------    -------      ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $10,909    $12,875      $  978
                                                   =======    =======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                       VA           VA
                                                  INTERNATIONAL SHORT-TERM VA GLOBAL
                                                      SMALL       FIXED      BOND
                                                    PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                  ------------- ---------- ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $97, $0 and $0, respectively)............    $1,057          --         --
   Interest......................................        --        $399     $1,346
   Income from Securities Lending................        97           9          4
                                                     ------        ----     ------
          Total Investment Income................     1,154         408      1,350
                                                     ------        ----     ------
EXPENSES
   Investment Advisory Services Fees.............       197         143        157
   Accounting & Transfer Agent Fees..............        17          16         20
   Custodian Fees................................        24           1          4
   Shareholders' Reports.........................         2           3          3
   Professional Fees.............................         1           2          2
   Other.........................................         1           1          1
                                                     ------        ----     ------
          Total Expenses.........................       242         166        187
                                                     ------        ----     ------
   Fees Paid Indirectly..........................        --          --         (1)
                                                     ------        ----     ------
   Net Expenses..................................       242         166        186
                                                     ------        ----     ------
   NET INVESTMENT INCOME (LOSS)..................       912         242      1,164
                                                     ------        ----     ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     1,052         197        783
       Foreign Currency Transactions.............         5          --       (310)
   Change in Unrealized Appreciation
     (Depreciation)of:
       Investment Securities and Foreign
         Currency................................     3,595          15        189
       Translation of Foreign Currency
         Denominated Amounts.....................         7          --         79
                                                     ------        ----     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......     4,659         212        741
                                                     ------        ----     ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................    $5,571        $454     $1,905
                                                     ======        ====     ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          VA U.S. TARGETED VALUE PORTFOLIO VA U.S. LARGE VALUE PORTFOLIO
                                                          -------------------------------  ----------------------------
                                                          SIX MONTHS          YEAR         SIX MONTHS        YEAR
                                                             ENDED           ENDED            ENDED         ENDED
                                                           APRIL 30,        OCT. 31,        APRIL 30,      OCT. 31,
                                                             2012             2011            2012           2011
                                                          -----------       --------       -----------     --------
                                                          (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................  $    438         $    804        $  1,253       $  2,059
   Net Realized Gain (Loss) on:
       Investment Securities Sold .......................     1,195            2,784             831          4,218
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.............................     9,276            2,801          10,791            972
                                                           --------           --------      --------         --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    10,909            6,389          12,875          7,249
                                                           --------           --------      --------         --------
Distributions From:
   Net Investment Income.................................      (709)            (634)         (2,165)        (2,142)
                                                           --------           --------      --------         --------
          Total Distributions............................      (709)            (634)         (2,165)        (2,142)
                                                           --------           --------      --------         --------
Capital Share Transactions (1):
   Shares Issued.........................................     9,596           11,568           8,879         21,079
   Shares Issued in Lieu of Cash Distributions...........       709              634           2,165          2,142
   Shares Redeemed.......................................    (9,312)         (22,963)         (9,213)       (27,107)
                                                           --------           --------      --------         --------
          Net Increase (Decrease) from Capital
            Share Transactions...........................       993          (10,761)          1,831         (3,886)
                                                           --------           --------      --------         --------
          Total Increase (Decrease) in Net Assets........    11,193           (5,006)         12,541          1,221
NET ASSETS
   Beginning of Period...................................    88,845           93,851         123,893        122,672
                                                           --------           --------      --------         --------
   End of Period.........................................  $100,038         $ 88,845        $136,434       $123,893
                                                           ========           ========      ========         ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       819            1,032             577          1,399
   Shares Issued in Lieu of Cash Distributions...........        66               56             154            148
   Shares Redeemed.......................................      (808)          (1,994)           (611)        (1,769)
                                                           --------           --------      --------         --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................        77             (906)            120           (222)
                                                           ========           ========      ========         ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).....  $    181         $    452        $    732       $  1,644

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                              VA INTERNATIONAL VALUE PORTFOLIO VA INTERNATIONAL SMALL PORTFOLIO
                                                              -------------------------------  -------------------------------
                                                              SIX MONTHS                       SIX MONTHS
                                                                 ENDED                            ENDED
                                                               APRIL 30,       YEAR ENDED       APRIL 30,       YEAR ENDED
                                                                 2012         OCT. 31, 2011       2012         OCT. 31, 2011
                                                              -----------     -------------    -----------     -------------
                                                              (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................   $ 1,563         $  3,179         $   912         $  1,853
 Net Realized Gain (Loss) on:
   Investment Securities Sold................................       171            1,044           1,052            4,352
   Foreign Currency Transactions.............................        (1)              23               5               12
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................      (759)         (12,358)          3,595           (7,562)
   Translation of Foreign Currency Denominated
     Amounts.................................................         4               (5)              7               (4)
                                                                -------         --------         -------         --------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................       978           (8,117)          5,571           (1,349)
                                                                -------         --------         -------         --------
Distributions From:
 Net Investment Income.......................................    (3,413)          (2,109)         (2,316)          (1,598)
 Net Long-Term Gains.........................................        --               --          (2,935)              --
                                                                -------         --------         -------         --------
     Total Distributions.....................................    (3,413)          (2,109)         (5,251)          (1,598)
                                                                -------         --------         -------         --------
Capital Share Transactions (1):
 Shares Issued...............................................     8,614           20,586           7,982           12,626
 Shares Issued in Lieu of Cash Distributions.................     3,413            2,109           5,251            1,598
 Shares Redeemed.............................................    (5,717)         (22,620)         (4,541)         (13,635)
                                                                -------         --------         -------         --------
     Net Increase (Decrease) from Capital Share
       Transactions..........................................     6,310               75           8,692              589
                                                                -------         --------         -------         --------
     Total Increase (Decrease) in Net Assets.................     3,875          (10,151)          9,012           (2,358)
NET ASSETS
 Beginning of Period.........................................    93,450          103,601          75,790           78,148
                                                                -------         --------         -------         --------
 End of Period...............................................   $97,325         $ 93,450         $84,802         $ 75,790
                                                                =======         ========         =======         ========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued...............................................       835            1,722             836            1,139
 Shares Issued in Lieu of Cash Distributions.................       349              176             593              148
 Shares Redeemed.............................................      (544)          (1,885)           (461)          (1,218)
                                                                -------         --------         -------         --------
     Net Increase (Decrease) from Shares Issued and
       Redeemed..............................................       640               13             968               69
                                                                =======         ========         =======         ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)...........................   $ 1,030         $  2,880         $   265         $  1,669

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        VA SHORT-TERM FIXED PORTFOLIO VA GLOBAL BOND PORTFOLIO
                                                                        ----------------------------  -----------------------
                                                                        SIX MONTHS                    SIX MONTHS      YEAR
                                                                           ENDED                         ENDED       ENDED
                                                                         APRIL 30,     YEAR ENDED      APRIL 30,    OCT. 31,
                                                                           2012       OCT. 31, 2011      2012         2011
                                                                        -----------   -------------   -----------   --------
                                                                        (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)..........................................  $    242       $    425       $  1,164     $  2,528
 Net Realized Gain (Loss) on:
   Investment Securities Sold..........................................       197            280            783        2,667
   Foreign Currency Transactions.......................................        --             --           (310)         893
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................        15           (244)           189       (2,356)
   Translation of Foreign Currency Denominated Amounts.................        --             --             79           46
                                                                         --------       --------       --------     --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...       454            461          1,905        3,778
                                                                         --------       --------       --------     --------
Distributions From:
 Net Investment Income.................................................      (424)          (489)        (3,526)      (4,536)
 Net Short-Term Gains..................................................       (45)          (262)          (578)        (455)
 Net Long-Term Gains...................................................      (246)          (149)        (2,075)      (2,681)
                                                                         --------       --------       --------     --------
     Total Distributions...............................................      (715)          (900)        (6,179)      (7,672)
                                                                         --------       --------       --------     --------
Capital Share Transactions (1):
 Shares Issued.........................................................    17,358         39,004         16,789       32,786
 Shares Issued in Lieu of Cash Distributions...........................       715            900          6,179        7,672
 Shares Redeemed.......................................................   (19,566)       (13,130)       (16,070)     (13,306)
                                                                         --------       --------       --------     --------
     Net Increase (Decrease) from Capital Share Transactions...........    (1,493)        26,774          6,898       27,152
                                                                         --------       --------       --------     --------
     Total Increase (Decrease) in Net Assets...........................    (1,754)        26,335          2,624       23,258
NET ASSETS
 Beginning of Period ..................................................   115,501         89,166        131,212      107,954
                                                                         --------       --------       --------     --------
 End of Period ........................................................  $113,747       $115,501       $133,836     $131,212
                                                                         ========       ========       ========     ========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued.........................................................     1,699          3,811          1,530        2,972
 Shares Issued in Lieu of Cash Distributions...........................        70             88            578          714
 Shares Redeemed.......................................................    (1,915)        (1,281)        (1,476)      (1,189)
                                                                         --------       --------       --------     --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........      (146)         2,618            632        2,497
                                                                         ========       ========       ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...................................................  $    159       $    341       $  1,092     $  3,454

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  VA U.S. TARGETED VALUE PORTFOLIO
                                             -------------------------------------------------------------------------
                                                                                         PERIOD
                                             SIX MONTHS      YEAR     YEAR     YEAR     DEC. 1,       YEAR      YEAR
                                                ENDED       ENDED    ENDED    ENDED     2007 TO      ENDED     ENDED
                                              APRIL 30,    OCT. 31, OCT. 31, OCT. 31,   OCT. 31,    NOV. 30,  NOV. 30,
                                                2012         2011     2010     2009       2008        2007      2006
                                             -----------   -------- -------- -------- --------     --------   --------
                                             (UNAUDITED)
Net Asset Value, Beginning of
  Period....................................  $  10.95     $ 10.40  $  8.27  $  8.13  $ 13.25      $  17.23   $  16.57
                                              --------     -------  -------  -------  -------      --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.05        0.09     0.07     0.08     0.12          0.15       0.15
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      1.30        0.53     2.15     0.24    (3.98)        (1.85)      2.63
                                              --------     -------  -------  -------  -------      --------   --------
     Total from Investment Operations.......      1.35        0.62     2.22     0.32    (3.86)        (1.70)      2.78
Less Distributions
------------------
 Net Investment Income......................     (0.09)      (0.07)   (0.09)   (0.14)   (0.14)        (0.14)     (0.05)
 Net Realized Gains.........................        --          --       --    (0.04)   (1.12)        (2.14)     (2.07)
                                              --------     -------  -------  -------  -------      --------   --------
     Total Distributions....................     (0.09)      (0.07)   (0.09)   (0.18)   (1.26)        (2.28)     (2.12)
                                              --------     -------  -------  -------  -------      --------   --------
Net Asset Value, End of Period..............  $  12.21     $ 10.95  $ 10.40  $  8.27  $  8.13      $  13.25   $  17.23
                                              ========     =======  =======  =======  =======      ========   ========
Total Return................................     12.41%(C)    5.94%   27.00%    4.32%  (32.03)%(C)   (11.45)%    19.33%
Net Assets, End of Period
  (thousands)...............................  $100,038     $88,845  $93,851  $67,307  $69,829      $101,695   $100,337
Ratio of Expenses to Average Net Assets.....      0.40%(B)    0.40%    0.42%    0.45%    0.50%(B)      0.56%      0.57%
Ratio of Net Investment Income to Average
  Net Assets................................      0.93%(B)    0.82%    0.68%    1.11%    1.24%(B)      1.01%      0.93%
Portfolio Turnover Rate.....................         9%(C)      14%      32%      19%      23%(C)        32%        38%

                                                                    VA U.S. LARGE VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                           PERIOD
                                             SIX MONTHS      YEAR      YEAR      YEAR     DEC. 1,       YEAR      YEAR
                                                ENDED       ENDED     ENDED     ENDED     2007 TO      ENDED     ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,    NOV. 30,  NOV. 30,
                                                2012         2011      2010      2009       2008        2007      2006
                                             -----------   --------  --------  -------- --------     --------   --------
                                             (UNAUDITED)
Net Asset Value, Beginning of
  Period....................................  $  14.60     $  14.09  $  11.94  $ 11.10  $ 17.45      $  18.89   $  16.93
                                              --------     --------  --------  -------  -------      --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.15         0.24      0.25     0.23     0.27          0.24       0.25
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      1.36         0.52      2.12     0.92    (6.40)        (0.30)      2.60
                                              --------     --------  --------  -------  -------      --------   --------
     Total from Investment Operations.......      1.51         0.76      2.37     1.15    (6.13)        (0.06)      2.85
Less Distributions
------------------
 Net Investment Income......................     (0.26)       (0.25)    (0.22)   (0.31)   (0.22)        (0.22)     (0.20)
 Net Realized Gains.........................        --           --        --       --       --         (1.16)     (0.69)
                                              --------     --------  --------  -------  -------      --------   --------
     Total Distributions....................     (0.26)       (0.25)    (0.22)   (0.31)   (0.22)        (1.38)     (0.89)
                                              --------     --------  --------  -------  -------      --------   --------
Net Asset Value, End of Period..............  $  15.85     $  14.60  $  14.09  $ 11.94  $ 11.10      $  17.45   $  18.89
                                              ========     ========  ========  =======  =======      ========   ========
Total Return................................     10.55%(C)     5.37%    20.08%   11.01%  (35.56)%(C)    (0.47)%    17.74%
Net Assets, End of Period
  (thousands)...............................  $136,434     $123,893  $122,672  $99,834  $89,009      $140,825   $120,776
Ratio of Expenses to Average Net Assets.....      0.29%(B)     0.29%     0.30%    0.33%    0.31%(B)      0.28%      0.32%
Ratio of Net Investment Income to Average
  Net Assets................................      1.95%(B)     1.59%     1.87%    2.24%    1.86%(B)      1.28%      1.44%
Portfolio Turnover Rate.....................         6%(C)       15%       33%      38%      21%(C)         9%        14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  VA INTERNATIONAL VALUE PORTFOLIO
                                             -------------------------------------------------------------------------
                                                                                           PERIOD
                                             SIX MONTHS      YEAR      YEAR      YEAR     DEC. 1,      YEAR      YEAR
                                                ENDED       ENDED     ENDED     ENDED     2007 TO     ENDED     ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,   NOV. 30,  NOV. 30,
                                                2012         2011      2010      2009       2008       2007      2006
                                             -----------   --------  --------  -------- --------     --------  --------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 10.87     $ 12.07   $  11.22  $ 10.20  $ 21.98      $  20.37  $ 16.08
                                               -------     -------   --------  -------  -------      --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.17        0.37       0.25     0.27     0.57          0.67     0.55
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................     (0.10)      (1.32)      0.89     2.47    (9.89)         2.68     4.91
                                               -------     -------   --------  -------  -------      --------  -------
   Total from Investment Operations.........      0.07       (0.95)      1.14     2.74    (9.32)         3.35     5.46
                                               -------     -------   --------  -------  -------      --------  -------
Less Distributions
------------------
 Net Investment Income......................     (0.40)      (0.25)     (0.29)   (0.54)   (0.66)        (0.56)   (0.38)
 Net Realized Gains.........................        --          --         --    (1.18)   (1.80)        (1.18)   (0.79)
                                               -------     -------   --------  -------  -------      --------  -------
   Total Distributions......................     (0.40)      (0.25)     (0.29)   (1.72)   (2.46)        (1.74)   (1.17)
                                               -------     -------   --------  -------  -------      --------  -------
Net Asset Value, End of Period..............   $ 10.54     $ 10.87   $  12.07  $ 11.22  $ 10.20      $  21.98  $ 20.37
                                               =======     =======   ========  =======  =======      ========  =======
Total Return................................      0.89%(C)   (8.08)%    10.35%   33.92%  (47.39)%(C)    17.66%   36.16%
                                               -------     -------   --------  -------  -------      --------  -------
Net Assets, End of Period (thousands)          $97,325     $93,450   $103,601  $75,350  $60,973      $114,279  $91,603
Ratio of Expenses to Average Net Assets.....      0.49%(B)    0.49%      0.50%    0.52%    0.49%(B)      0.47%    0.49%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.49%(B)    0.49%      0.50%    0.52%    0.49%(B)      0.47%    0.49%
Ratio of Net Investment Income to Average
  Net Assets................................      3.33%(B)    3.02%      2.28%    3.03%    3.73%(B)      3.18%    3.09%
Portfolio Turnover Rate.....................         6%(C)      19%        21%      20%      18%(C)        19%      13%

                                                                 VA INTERNATIONAL SMALL PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                          PERIOD
                                             SIX MONTHS      YEAR      YEAR     YEAR     DEC. 1,      YEAR     YEAR
                                                ENDED       ENDED     ENDED    ENDED     2007 TO     ENDED    ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                2012         2011      2010     2009       2008       2007     2006
                                             -----------   --------  -------- -------- --------     -------- --------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 10.20     $ 10.62   $  9.20  $  7.33  $ 15.41      $ 14.76  $ 12.93
                                               -------     -------   -------  -------  -------      -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.11        0.25      0.18     0.18     0.32         0.28     0.26
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      0.49       (0.45)     1.42     2.46    (6.75)        1.63     3.10
                                               -------     -------   -------  -------  -------      -------  -------
   Total from Investment Operations.........      0.60       (0.20)     1.60     2.64    (6.43)        1.91     3.36
                                               -------     -------   -------  -------  -------      -------  -------
Less Distributions
------------------
 Net Investment Income......................     (0.31)      (0.22)    (0.18)   (0.28)   (0.27)       (0.28)   (0.22)
 Net Realized Gains.........................     (0.39)         --        --    (0.49)   (1.38)       (0.98)   (1.31)
                                               -------     -------   -------  -------  -------      -------  -------
   Total Distributions......................     (0.70)      (0.22)    (0.18)   (0.77)   (1.65)       (1.26)   (1.53)
                                               -------     -------   -------  -------  -------      -------  -------
Net Asset Value, End of Period..............   $ 10.10     $ 10.20   $ 10.62  $  9.20  $  7.33      $ 15.41  $ 14.76
                                               =======     =======   =======  =======  =======      =======  =======
Total Return................................      6.90%(C)   (2.03)%   17.68%   41.04%  (46.30)%(C)   13.94%   28.59%
                                               -------     -------   -------  -------  -------      -------  -------
Net Assets, End of Period (thousands)          $84,802     $75,790   $78,148  $58,954  $44,770      $79,720  $60,106
Ratio of Expenses to Average Net Assets.....      0.62%(B)    0.62%     0.63%    0.66%    0.62%(B)     0.62%    0.64%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.62%(B)    0.62%     0.63%    0.66%    0.62%(B)     0.62%    0.64%
Ratio of Net Investment Income to Average
  Net Assets................................      2.33%(B)    2.26%     1.87%    2.41%    2.90%(B)     1.84%    1.91%
Portfolio Turnover Rate.....................         6%(C)      13%        9%      14%      18%(C)       20%      14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  VA SHORT-TERM FIXED PORTFOLIO
                                             ----------------------------------------------------------------------
                                                                                         PERIOD
                                             SIX MONTHS      YEAR      YEAR     YEAR    DEC. 1,      YEAR     YEAR
                                                ENDED       ENDED     ENDED    ENDED    2007 TO     ENDED    ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,   NOV. 30, NOV. 30,
                                                2012         2011      2010     2009      2008       2007     2006
                                             -----------   --------  -------- -------- --------    -------- --------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........  $  10.25     $  10.31  $ 10.42  $ 10.34  $ 10.56     $ 10.44  $ 10.26
                                              --------     --------  -------  -------  -------     -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.02         0.04     0.06     0.19     0.29        0.51     0.41
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      0.03         0.01     0.05     0.20    (0.04)      (0.01)    0.04
                                              --------     --------  -------  -------  -------     -------  -------
   Total from Investment Operations.........      0.05         0.05     0.11     0.39     0.25        0.50     0.45
                                              --------     --------  -------  -------  -------     -------  -------
Less Distributions
------------------
 Net Investment Income......................     (0.04)       (0.06)   (0.16)   (0.31)   (0.47)      (0.38)   (0.27)
 Net Realized Gains.........................     (0.03)       (0.05)   (0.06)      --       --          --       --
                                              --------     --------  -------  -------  -------     -------  -------
   Total Distributions......................     (0.07)       (0.11)   (0.22)   (0.31)   (0.47)      (0.38)   (0.27)
                                              --------     --------  -------  -------  -------     -------  -------
Net Asset Value, End of Period..............  $  10.23     $  10.25  $ 10.31  $ 10.42  $ 10.34     $ 10.56  $ 10.44
                                              ========     ========  =======  =======  =======     =======  =======
Total Return................................      0.43%(C)     0.42%    1.09%    3.84%    2.48%(C)    4.99%    4.49%
                                              --------     --------  -------  -------  -------     -------  -------
Net Assets, End of Period (thousands).......  $113,747     $115,501  $89,166  $82,248  $86,805     $83,736  $65,937
Ratio of Expenses to Average Net Assets.....      0.29%(B)     0.29%    0.30%    0.34%    0.31%(B)    0.31%    0.32%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.29%(B)     0.29%    0.30%    0.34%    0.31%(B)    0.31%    0.32%
Ratio of Net Investment Income to Average
  Net Assets................................      0.43%(B)     0.42%    0.60%    1.85%    3.03%(B)    4.93%    3.98%
Portfolio Turnover Rate.....................        60%(C)       66%      79%      68%      20%(C)      22%      29%

                                                                     VA GLOBAL BOND PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                          PERIOD
                                             SIX MONTHS      YEAR      YEAR      YEAR    DEC. 1,      YEAR     YEAR
                                                ENDED       ENDED     ENDED     ENDED    2007 TO     ENDED    ENDED
                                              APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   NOV. 30, NOV. 30,
                                                2012         2011      2010      2009      2008       2007     2006
                                             -----------   --------  --------  -------- --------    -------- --------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........  $  11.28     $  11.82  $  11.44  $ 10.97  $ 10.95     $ 10.46  $ 10.55
                                              --------     --------  --------  -------  -------     -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............      0.10         0.23      0.30     0.28     0.24        0.32     0.27
 Net Gains (Losses) on Securities (Realized
   and Unrealized)..........................      0.06         0.06      0.54     0.57       --        0.21     0.12
                                              --------     --------  --------  -------  -------     -------  -------
   Total from Investment Operations.........      0.16         0.29      0.84     0.85     0.24        0.53     0.39
                                              --------     --------  --------  -------  -------     -------  -------
Less Distributions
------------------
 Net Investment Income......................     (0.30)       (0.49)    (0.46)   (0.38)   (0.22)      (0.04)   (0.48)
 Net Realized Gains.........................     (0.23)       (0.34)       --       --       --          --       --
                                              --------     --------  --------  -------  -------     -------  -------
   Total Distributions......................     (0.53)       (0.83)    (0.46)   (0.38)   (0.22)      (0.04)   (0.48)
                                              --------     --------  --------  -------  -------     -------  -------
Net Asset Value, End of Period..............  $  10.91     $  11.28  $  11.82  $ 11.44  $ 10.97     $ 10.95  $ 10.46
                                              ========     ========  ========  =======  =======     =======  =======
Total Return................................      1.46%(C)     2.77%     7.61%    7.93%    2.18%(C)    5.06%    3.90%
                                              --------     --------  --------  -------  -------     -------  -------
Net Assets, End of Period (thousands).......  $133,836     $131,212  $107,954  $89,641  $92,313     $96,146  $77,418
Ratio of Expenses to Average Net Assets.....      0.28%(B)     0.29%     0.31%    0.34%    0.32%(B)    0.31%    0.33%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........      0.28%(B)     0.29%     0.31%    0.34%    0.32%(B)    0.31%    0.33%
Ratio of Net Investment Income to Average
  Net Assets................................      1.77%(B)     2.10%     2.64%    2.51%    2.42%(B)    3.02%    2.59%
Portfolio Turnover Rate.....................        32%(C)       71%       80%      65%      61%(C)      85%      97%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, six of which (the "Portfolios") are included in this report and the remaining sixty are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the six months ended
April 30, 2012, the Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio................ 0.35%
VA U.S. Large Value Portfolio................... 0.25%
VA International Value Portfolio................ 0.40%
VA International Small Portfolio................ 0.50%
VA Short-Term Fixed Portfolio................... 0.25%
VA Global Bond Portfolio........................ 0.24%*

--------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                               FEES PAID
                                               INDIRECTLY
                                               ----------
     VA International Value Portfolio.........     --
     VA International Small Portfolio.........     --
     VA Global Bond Portfolio.................    $ 1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio.................................... $2
VA U.S. Large Value Portfolio.......................................  3
VA International Value Portfolio....................................  3
VA International Small Portfolio....................................  2
VA Short-Term Fixed Portfolio.......................................  3
VA Global Bond Portfolio............................................  3

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                     U.S. GOVERNMENT  OTHER INVESTMENT
                                       SECURITIES        SECURITIES
                                    ----------------- -----------------
                                    PURCHASES  SALES  PURCHASES  SALES
                                    --------- ------- --------- -------
 VA U.S. Targeted Value Portfolio..       --       --  $ 9,340  $ 8,409
 VA U.S. Large Value Portfolio.....       --       --    8,047    7,126
 VA International Value Portfolio..       --       --  $ 9,956  $ 5,774
 VA International Small Portfolio..       --       --    9,265    4,585
 VA Short-Term Fixed Portfolio.....  $22,226  $27,609   40,490   30,983
 VA Global Bond Portfolio..........    2,192    6,295   40,160   34,755

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies" and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                          INCREASE      INCREASE
                                         (DECREASE)    (DECREASE)
                                       UNDISTRIBUTED  ACCUMULATED
                                       NET INVESTMENT NET REALIZED
                                           INCOME        GAINS
                                       -------------- ------------
 VA U.S. Targeted Value Portfolio.....        --            --
 VA U.S. Large Value Portfolio........        --            --
 VA International Value Portfolio.....      $ 25         $ (25)
 VA International Small Portfolio.....       219          (219)
 VA Short-Term Fixed Portfolio........        --            --
 VA Global Bond Portfolio.............       903          (903)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                   NET INVESTMENT
                                     INCOME AND   LONG-TERM
                                     SHORT-TERM    CAPITAL
                                   CAPITAL GAINS    GAINS   TOTAL
                                   -------------- --------- ------
VA U.S. Targeted Value Portfolio
2010..............................     $  694        --     $  694
2011..............................        634        --        634
VA U.S. Large Value Portfolio
2010..............................      1,802        --      1,802
2011..............................      2,142        --      2,142
VA International Value Portfolio
2010..............................      1,910        --      1,910
2011..............................      2,109        --      2,109

                                  NET INVESTMENT
                                    INCOME AND   LONG-TERM
                                    SHORT-TERM    CAPITAL
                                  CAPITAL GAINS    GAINS   TOTAL
                                  -------------- --------- ------
VA International Small Portfolio
2010.............................     $1,130          --   $1,130
2011.............................      1,598          --    1,598
VA Short-Term Fixed Portfolio
2010.............................      1,247      $  508    1,755
2011.............................        751         149      900
VA Global Bond Portfolio
2010.............................      3,642          --    3,642
2011.............................      4,991       2,681    7,672

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                               TOTAL NET
                                    NET INVESTMENT                            DISTRIBUTABLE
                                      INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                      SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                    -------------- ------------- ------------ -------------
 VA U.S. Targeted Value Portfolio..     $  486            --       $(14,923)    $(14,437)
 VA U.S. Large Value Portfolio.....      1,647            --         (4,700)      (3,053)
 VA International Value Portfolio..      2,937            --         (3,420)        (483)
 VA International Small Portfolio..      2,151        $2,931             --        5,082
 VA Short-Term Fixed Portfolio.....        384           236             --          620
 VA Global Bond Portfolio..........      3,668         2,075             --        5,743

   For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                    EXPIRES ON OCTOBER 31,
                                    ----------------------
                                     2017        2018       TOTAL
                                      -------     ------   -------
 VA U.S. Targeted Value Portfolio.. $12,427     $2,496     $14,923
 VA U.S. Large Value Portfolio.....   4,700         --       4,700
 VA International Value Portfolio..   3,420         --       3,420

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Targeted Value Portfolio............. $2,818
VA U.S. Large Value Portfolio................  4,218
VA International Value Portfolio.............  1,043
VA International Small Portfolio.............  1,203

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 NET
                                                                              UNREALIZED
                                       FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                       TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                       -------- ------------ -------------- --------------
 VA U.S. Targeted Value Portfolio..... $102,611   $20,688       $(17,436)      $  3,252
 VA U.S. Large Value Portfolio........  126,057    30,917        (16,136)        14,781
 VA International Value Portfolio.....  124,631     8,537        (23,121)       (14,584)
 VA International Small Portfolio.....  100,130    17,852        (20,942)        (3,090)
 VA Short-Term Fixed Portfolio........  120,943       240            (39)           201
 VA Global Bond Portfolio.............  134,120     3,090             --          3,090

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, VA Global Bond Portfolio had entered into the following contract and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                                                         UNREALIZED
                                                                           FOREIGN
SETTLEMENT                                      CONTRACT     VALUE AT     EXCHANGE
DATE        CURRENCY AMOUNT**   CURRENCY SOLD   AMOUNT*   APRIL 30, 2012 GAIN (LOSS)
----------  ----------------- ----------------- --------  -------------- -----------
05/10/12...      (21,663)     Denmark Kroner    $ (3,821)    $ (3,855)      $ (34)
05/10/12...      (15,032)     UK Pound Sterling  (24,259)     (24,394)       (135)
05/10/12...         (533)     Euro                  (700)        (705)      $  (5)
05/10/12...      (10,180)     Euro               (13,359)     (13,476)      $(117)
                                                --------     --------       -----
                                                $(42,139)    $(42,430)      $(291)
                                                ========     ========       =====

* During the six months ended April 30, 2012, VA Global Bond Portfolio's average cost basis contract amount of forward currency contracts was $(35,158) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   4. Futures Contracts: The Portfolios (other than the VA Short-Term Fixed Portfolio) may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Portfolios had no outstanding futures contracts.

   The following is a summary of VA Global Bond Portfolio's location and value of derivative instrument holdings on VA Global Bond Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                     LIABILITY DERIVATIVES VALUE
                                                     ---------------------------
                          LOCATION ON THE STATEMENTS
                                OF ASSETS AND             FOREIGN EXCHANGE
                                 LIABILITIES                  CONTRACTS
                          -------------------------- ---------------------------
VA Global Bond Portfolio  Unrealized Loss on Forward
                              Currency Contracts                $(291)

   The following is a summary of the location of realized and change in unrealized gains and losses on VA Global Bond Portfolio's Statements of Operations for VA Global Bond Portfolio's derivative instrument holdings through the six months ended April 30, 2012:

                                                     LOCATION OF GAIN (LOSS) ON
            DERIVATIVE TYPE                        DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------  -----------------------------------------------------
Foreign exchange contracts.............. Net Realized Gain (Loss) on: Foreign Currency
                                         Transactions
                                         Change in Unrealized Appreciation (Depreciation) of:
                                         Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                          REALIZED GAIN (LOSS)
                             ON DERIVATIVES
                          RECOGNIZED IN INCOME
                          --------------------
                                FOREIGN
                                EXCHANGE
                               CONTRACTS
                          --------------------
VA Global Bond Portfolio.        $(263)

                                           CHANGE IN UNREALIZED
                                      APPRECIATION (DEPRECIATION) ON
                                     DERIVATIVES RECOGNIZED IN INCOME
                                     --------------------------------
                                             FOREIGN EXCHANGE
                                                CONTRACTS
                                     --------------------------------
           VA Global Bond Portfolio.               $68

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..................     0.84%         $234          30         --         $400
VA U.S. Large Value Portfolio.....................     0.84%          174          73         --          404
VA International Value Portfolio..................     0.84%          208          28         --          639
VA International Small Portfolio..................     0.84%           50          18         --          166

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   At April 30, 2012, VA U.S. Targeted Value Portfolio had a loan outstanding in the amount of $30 (in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                    APPROXIMATE
                                                     PERCENTAGE
                                       NUMBER OF   OF OUTSTANDING
                                      SHAREHOLDERS     SHARES
                                      ------------ --------------
  VA U.S. Targeted Value Portfolio...      1             63%
  VA U.S. Large Value Portfolio......      1             65%
  VA International Value Portfolio...      2             73%
  VA International Small Portfolio...      2             70%
  VA Short-Term Fixed Portfolio......      2             76%
  VA Global Bond Portfolio...........      1             69%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to VA U.S. Large Value Portfolio arising from the Lawsuits. Until VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of VA U.S. Large Value Portfolio's net asset value at this time.

   The VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by VA U.S. Large Value Portfolio.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For VA International Small Portfolio and VA International Value Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-004S

                                                             [DIMENSIONAL LOGO]





SEMI-ANNUAL REPORT
--------------------------------------------
six months ended: April 30, 2012 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book to Market Portfolio

[DIMENSIONAL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses.............................................................   2
   Disclosure of Portfolio Holdings........................................................   3
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio.........................................   4
       LWAS/DFA Two-Year Fixed Income Portfolio............................................   5
       LWAS/DFA Two-Year Government Portfolio..............................................   7
   Statements of Assets and Liabilities....................................................   8
   Statements of Operations................................................................  10
   Statements of Changes in Net Assets.....................................................  11
   Financial Highlights....................................................................  12
   Notes to Financial Statements...........................................................  14
DFA INVESTMENT DIMENSIONS GROUP INC.--LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
   Disclosure of Fund Expenses.............................................................  21
   Disclosure of Portfolio Holdings........................................................  22
   Schedule of Investments.................................................................  23
   Statement of Assets and Liabilities.....................................................  24
   Statement of Operations.................................................................  25
   Statements of Changes in Net Assets.....................................................  26
   Financial Highlights....................................................................  27
   Notes to Financial Statements...........................................................  28
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses.............................................................  33
   Disclosure of Portfolio Holdings........................................................  34
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.....................................................  35
       The DFA International Value Series..................................................  38
   Statements of Assets and Liabilities....................................................  42
   Statements of Operations................................................................  43
   Statements of Changes in Net Assets.....................................................  44
   Financial Highlights....................................................................  45
   Notes to Financial Statements...........................................................  46
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................................  54
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS...........................................  55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

ADR       American Depositary Receipt
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
P.L.C.    Public Limited Company

Investment Footnotes

+         See Note B to Financial Statements.
++        Securities have generally been fair valued. See Note B to Financial
          Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-income Producing Securities.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
@         Security purchased with cash proceeds from Securities on Loan.
(r)       The adjustable rate shown is effective as of April 30, 2012.
(S)       Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

(A)       Computed using average shares outstanding.
(B)       Annualized
(C)       Non-Annualized
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--        Amounts designated as -- are either zero or rounded to zero.
RIC       Registered Investment Company
SEC       Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLES
                                               BEGINNING  ENDING                EXPENSES
                                                ACCOUNT  ACCOUNT     ANNUALIZED   PAID
                                                 VALUE    VALUE       EXPENSE    DURING
                                               11/01/11  04/30/12      RATIO*   PERIOD*
                                               --------- ---------   ---------- --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,105.84      0.36%    $1.88
Hypothetical 5% Annual Return................. $1,000.00 $1,023.07      0.36%    $1.81

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,003.60      0.31%    $1.54
Hypothetical 5% Annual Return................. $1,000.00 $1,023.32      0.31%    $1.56

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
--------------------------------------
Actual Fund Return............................ $1,000.00 $1,004.22      0.29%    $1.45
Hypothetical 5% Annual Return................. $1,000.00 $1,023.42      0.29%    $1.46

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                             AFFILIATED
                                                             INVESTMENT
                                                              COMPANY
                                                             ----------
LWAS/DFA U.S. High Book to Market Portfolio.................   100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Corporate...................................................  15.3%
Government..................................................  53.4%
Foreign Corporate...........................................  17.6%
Foreign Government..........................................  11.1%
Supranational...............................................   2.6%
                                                             -----
Total....................................................... 100.0%

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government.................................................. 100.0%
                                                             -----
Total....................................................... 100.0%


                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                             VALUE+
                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust
  Company................................................................. $63,931,124
                                                                           -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $44,771,525)................................................. $63,931,124
                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT    VALUE+
                                                        ------- -----------
                                                         (000)
AGENCY OBLIGATIONS -- (53.4%)
Federal Home Loan Bank
   0.375%, 11/27/13.................................... $ 2,150 $ 2,152,268
   3.125%, 12/13/13....................................   2,200   2,299,713
   2.375%, 03/14/14....................................  15,300  15,880,573
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13....................................   2,300   2,310,557
   1.375%, 02/25/14....................................   1,200   1,222,926
   0.375%, 02/27/14....................................   5,000   5,003,820
Federal National Mortgage Association
   1.125%, 09/30/13....................................   2,700   2,731,717
   0.750%, 12/18/13....................................  13,200  13,300,109
   2.750%, 03/13/14....................................   1,000   1,044,867
   4.125%, 04/15/14....................................   1,700   1,825,105
                                                                -----------
TOTAL AGENCY OBLIGATIONS...............................          47,771,655
                                                                -----------
BONDS -- (44.0%)
Bank of Nova Scotia
   2.250%, 01/22/13....................................   2,000   2,023,472
Berkshire Hathaway Finance Corp.
   5.000%, 08/15/13....................................   1,000   1,056,276
BNP Paribas SA
   2.125%, 12/21/12....................................   2,100   2,103,303
European Investment Bank
   1.250%, 02/14/14....................................   2,300   2,320,916
General Electric Capital Corp.
   5.400%, 09/20/13....................................   2,000   2,124,556
Japan Finance Corp.
   1.500%, 07/06/12....................................     700     701,030
   2.125%, 11/05/12....................................   1,600   1,610,782
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................   1,000   1,018,045
Kreditanstalt fur Wiederaufbau
   1.500%, 04/04/14....................................   1,800   1,831,527
Landwirtschaftliche Rentenbank
   3.250%, 03/15/13....................................   1,000   1,024,038
Manitoba, Province of Canada
   1.375%, 04/28/14....................................   1,000   1,016,132
National Australia Bank Floating Rate Note
   (r) 1.656%, 02/14/14................................   2,000   2,008,796
Nordea Bank Finland P.L.C. Floating Rate Note
   (r) 0.909%, 04/05/13................................   2,000   2,000,138
Oesterreichische Kontrollbank AG
   1.375%, 01/21/14....................................     500     504,076
Ontario Electricity Financial Corp.
   7.450%, 03/31/13....................................   2,000   2,121,338
Ontario, Province of Canada
   1.375%, 01/27/14....................................   1,000   1,013,133
Rabobank Nederland NV
   1.850%, 01/10/14....................................   1,000   1,010,107
Rabobank Nederland NV Floating Rate Note
   (r) 0.846%, 01/17/14................................     500     500,496
Royal Bank of Canada
   2.100%, 07/29/13....................................     500     510,167
   1.125%, 01/15/14....................................   1,500   1,510,955
Sanofi-Aventis SA
   1.625%, 03/28/14....................................   2,000   2,041,326
Svenska Handelsbanken Floating Rate Note
   (r) 0.989%, 08/30/13................................   2,000   1,999,790
Toyota Motor Credit Corp.
   1.900%, 12/05/12....................................     500     503,986
   1.375%, 08/12/13....................................   1,600   1,618,750
U.S. Bancorp
   2.000%, 06/14/13....................................     800     813,203
Wal-Mart Stores, Inc.
   4.550%, 05/01/13....................................   2,250   2,342,149
Wells Fargo & Co.
   5.250%, 10/23/12....................................   1,150   1,173,848
   4.375%, 01/31/13....................................     900     925,336
                                                                -----------
TOTAL BONDS............................................          39,427,671
                                                                -----------
COMMERCIAL PAPER -- (2.2%)
Standard Chartered Bank
   0.431%, 07/19/12....................................   2,000   1,998,147
                                                                -----------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   SHARES   VALUE+
                                                   ------- --------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     -- Institutional Shares...................... 336,148 $336,148
                                                           --------

                                                               VALUE+
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $ 89,401,283)....................................... $89,533,621
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    -------- ----------- ------- -----------
Agency Obligations.................       -- $47,771,655     --  $47,771,655
Bonds..............................       --  39,427,671     --   39,427,671
Commercial Paper...................       --   1,998,147     --    1,998,147
Temporary Cash Investments......... $336,148          --     --      336,148
                                    -------- ----------- ------  -----------
TOTAL.............................. $336,148 $89,197,473     --  $89,533,621
                                    ======== =========== ======  ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------- ------------
                                                    (000)
AGENCY OBLIGATIONS -- (99.5%)
Federal Home Loan Bank
   1.000%, 09/13/13............................... $ 8,700 $  8,784,216
   4.500%, 09/16/13...............................  10,000   10,577,220
   3.625%, 10/18/13...............................  32,500   34,068,710
   0.375%, 11/27/13...............................  34,000   34,035,870
   4.875%, 11/27/13...............................   2,400    2,572,181
   3.125%, 12/13/13...............................  18,210   19,035,350
   0.875%, 12/27/13...............................  29,500   29,772,108
   2.375%, 03/14/14...............................  18,000   18,683,028
                                                           ------------
TOTAL AGENCY OBLIGATIONS..........................          157,528,683
                                                           ------------

                                                   SHARES
                                                   -------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds FedFund Portfolio.... 812,642      812,642
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $158,033,625).............................         $158,341,325
                                                           ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
Agency Obligations..............       -- $157,528,683     --  $157,528,683
Temporary Cash Investments...... $812,642           -- --           812,642
                                 -------- ------------ ------  ------------
TOTAL........................... $812,642 $157,528,683 --      $158,341,325
                                 ======== ============ ======  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at
  Value.......................................................... $     63,931
Receivables:
   Affiliated Investment Company Sold............................            3
Prepaid Expenses and Other Assets................................           11
                                                                  ------------
       Total Assets..............................................       63,945
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................            3
   Due to Advisor................................................            1
Accrued Expenses and Other Liabilities...........................           17
                                                                  ------------
       Total Liabilities.........................................           21
                                                                  ------------
NET ASSETS....................................................... $     63,924
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................    4,884,136
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $      13.09
                                                                  ============
Investment in Affiliated Investment Company at Cost.............. $     44,771
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $     50,270
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          146
Accumulated Net Realized Gain (Loss).............................       (5,652)
Net Unrealized Appreciation (Depreciation).......................       19,160
                                                                  ------------
NET ASSETS....................................................... $     63,924
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  300,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       LWAS/DFA     LWAS/DFA
                                                                       TWO-YEAR     TWO-YEAR
                                                                     FIXED INCOME  GOVERNMENT
                                                                      PORTFOLIO    PORTFOLIO
                                                                     ------------ ------------
ASSETS:
Investments at Value................................................ $     89,197 $    157,529
Temporary Cash Investments at Value & Cost..........................          336          812
Receivables:
   Investment Securities Sold.......................................        1,019           --
   Interest.........................................................          346          578
   Fund Shares Sold.................................................           --           10
Prepaid Expenses and Other Assets...................................           12           10
                                                                     ------------ ------------
       Total Assets.................................................       90,910      158,939
                                                                     ------------ ------------
LIABILITIES:
Payables:
   Investment Securities Purchased..................................        1,017           --
   Fund Shares Redeemed.............................................            3          178
   Due to Advisor...................................................           11           20
Accrued Expenses and Other Liabilities..............................           18           32
                                                                     ------------ ------------
       Total Liabilities............................................        1,049          230
                                                                     ------------ ------------
NET ASSETS.......................................................... $     89,861 $    158,709
                                                                     ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    8,939,760   15,938,317
                                                                     ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............ $      10.05 $       9.96
                                                                     ============ ============
Investments at Cost................................................. $     89,065 $    157,221
                                                                     ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     89,333 $    157,507
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income)...............................................           54           45
Accumulated Net Realized Gain (Loss)................................          342          849
Net Unrealized Appreciation (Depreciation)..........................          132          308
                                                                     ------------ ------------
NET ASSETS.......................................................... $     89,861 $    158,709
                                                                     ============ ============
(1) NUMBER OF SHARES AUTHORIZED.....................................  300,000,000  300,000,000
                                                                     ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                             LWAS/DFA      LWAS/DFA    LWAS/DFA
                                                            U.S. HIGH      TWO-YEAR    TWO-YEAR
                                                          BOOK TO MARKET FIXED INCOME GOVERNMENT
                                                            PORTFOLIO*    PORTFOLIO   PORTFOLIO
                                                          -------------- ------------ ----------
INVESTMENT INCOME
   Dividends.............................................     $  676           --          --
   Interest..............................................         --        $ 335       $ 423
   Income from Securities Lending........................         36           --          --
   Expenses Allocated from Affiliated Investment
     Company.............................................        (37)          --          --
                                                              ------        -----       -----
          Total Investment Income........................        675          335         423
                                                              ------        -----       -----
EXPENSES
   Investment Advisory Services Fees.....................         --           68         125
   Administrative Services Fees..........................          3           --          --
   Accounting & Transfer Agent Fees......................          7           15          19
   Shareholder Servicing Fees............................         47           36          66
   Filing Fees...........................................         10           10          15
   Shareholders' Reports.................................          5            6          12
   Directors'/Trustees' Fees & Expenses..................         --           --           1
   Custodian Fees........................................         --            1           1
   Professional Fees.....................................          2            2           4
   Other.................................................          1            1           1
                                                              ------        -----       -----
          Total Expenses.................................         75          139         244
                                                              ------        -----       -----
   NET INVESTMENT INCOME (LOSS)..........................        600          196         179
                                                              ------        -----       -----
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      1,848          348         854
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.............................      3,897         (192)       (377)
                                                              ------        -----       -----
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............      5,745          156         477
                                                              ------        -----       -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................     $6,345        $ 352       $ 656
                                                              ======        =====       =====

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    LWAS/DFA              LWAS/DFA              LWAS/DFA
                                                                    U.S. HIGH             TWO-YEAR              TWO-YEAR
                                                                 BOOK TO MARKET         FIXED INCOME           GOVERNMENT
                                                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                              --------------------  --------------------  --------------------
                                                              SIX MONTHS    YEAR    SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                                 ENDED     ENDED       ENDED     ENDED       ENDED     ENDED
                                                               APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                                                 2012       2011       2012       2011       2012       2011
                                                              ----------- --------  ----------- --------  ----------- --------
                                                              (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..............................   $   600   $  1,104    $   196   $    494   $    179   $    763
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................     1,848      3,269        348        549        854        793
       Futures...............................................        --        (98)        --         --         --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................     3,897       (315)      (192)      (349)      (377)      (278)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     6,345      3,960        352        694        656      1,278
                                                                -------   --------    -------   --------   --------   --------
Distributions From:
   Net Investment Income.....................................      (628)    (1,098)      (225)      (506)      (291)      (754)
   Net Short-Term Gains......................................        --         --       (461)      (353)      (774)    (1,910)
   Net Long-Term Gains.......................................        --         --        (91)       (81)        --       (125)
                                                                -------   --------    -------   --------   --------   --------
          Total Distributions................................      (628)    (1,098)      (777)      (940)    (1,065)    (2,789)
                                                                -------   --------    -------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued.............................................     1,934      5,902      5,657     23,146      9,372     55,107
   Shares Issued in Lieu of Cash Distributions...............       548        956        617        753        757      1,898
   Shares Redeemed...........................................    (7,034)   (14,275)    (8,885)   (20,020)   (29,453)   (50,776)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................    (4,552)    (7,417)    (2,611)     3,879    (19,324)     6,229
                                                                -------   --------    -------   --------   --------   --------
          Total Increase (Decrease) in Net Assets............     1,165     (4,555)    (3,036)     3,633    (19,733)     4,718
NET ASSETS
   Beginning of Period.......................................    62,759     67,314     92,897     89,264    178,442    173,724
                                                                -------   --------    -------   --------   --------   --------
   End of Period.............................................   $63,924   $ 62,759    $89,861   $ 92,897   $158,709   $178,442
                                                                =======   ========    =======   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................       156        465        563      2,298        942      5,537
   Shares Issued in Lieu of Cash Distributions...............        46         78         62         75         76        191
   Shares Redeemed...........................................      (567)    (1,137)      (884)    (1,989)    (2,959)    (5,099)
                                                                -------   --------    -------   --------   --------   --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      (365)      (594)      (259)       384     (1,941)       629
                                                                =======   ========    =======   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME) ..........................   $   146   $    174    $    54   $     83   $     45   $    157

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                PERIOD
                                                    SIX MONTHS      YEAR     YEAR     YEAR     DEC. 1,       YEAR      YEAR
                                                       ENDED       ENDED    ENDED    ENDED     2007 TO      ENDED     ENDED
                                                     APRIL 30,    OCT. 31, OCT. 31, OCT. 31,   OCT. 31,    NOV. 30,  NOV. 30,
                                                       2012         2011     2010     2009       2008        2007      2006
                                                    -----------   -------- -------- -------- --------     --------   --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............   $ 11.96     $ 11.52  $  9.80  $  9.04  $ 15.35      $  16.10   $  13.91
                                                      -------     -------  -------  -------  -------      --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.12        0.20     0.19     0.18     0.21          0.20       0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      1.13        0.44     1.72     0.79    (5.48)        (0.26)      2.23
                                                      -------     -------  -------  -------  -------      --------   --------
       Total from Investment Operations............      1.25        0.64     1.91     0.97    (5.27)        (0.06)      2.46
                                                      -------     -------  -------  -------  -------      --------   --------
Less Distributions
------------------
   Net Investment Income...........................     (0.12)      (0.20)   (0.19)   (0.21)   (0.21)        (0.20)     (0.22)
   Net Realized Gains..............................        --          --       --       --    (0.83)        (0.49)     (0.05)
                                                      -------     -------  -------  -------  -------      --------   --------
       Total Distributions.........................     (0.12)      (0.20)   (0.19)   (0.21)   (1.04)        (0.69)     (0.27)
                                                      -------     -------  -------  -------  -------      --------   --------
Net Assets Value, End of Period....................   $ 13.09     $ 11.96  $ 11.52  $  9.80  $  9.04      $  15.35   $  16.10
                                                      =======     =======  =======  =======  =======      ========   ========
Total Return.......................................     10.58%(C)    5.48%   19.71%   11.61%  (36.69)%(C)    (0.51)%    17.90%
                                                      -------     -------  -------  -------  -------      --------   --------
Net Assets, End of Period (thousands)..............   $63,924     $62,759  $67,314  $65,927  $68,462      $119,833   $124,983
Ratio of Expenses to Average Net Assets (D)........      0.36%(B)    0.34%    0.35%    0.38%    0.33%(B)      0.32%      0.32%
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.91%(B)    1.56%    1.78%    2.20%    1.72%(B)      1.20%      1.54%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                                                               PERIOD
                                                    SIX MONTHS      YEAR     YEAR     YEAR    DEC. 1,      YEAR     YEAR
                                                       ENDED       ENDED    ENDED    ENDED    2007 TO     ENDED    ENDED
                                                     APRIL 30,    OCT. 31, OCT. 31, OCT. 31,  OCT. 31,   NOV. 30, NOV. 30,
                                                       2012         2011     2010     2009      2008       2007     2006
                                                    -----------   -------- -------- -------- --------    -------- --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............   $ 10.10     $ 10.13  $ 10.03  $  9.84  $  9.95     $  9.94  $  9.82
                                                      -------     -------  -------  -------  -------     -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.02        0.05     0.08     0.19     0.28        0.49     0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      0.02        0.03     0.11     0.23    (0.04)         --     0.08
                                                      -------     -------  -------  -------  -------     -------  -------
       Total from Investment Operations............      0.04        0.08     0.19     0.42     0.24        0.49     0.43
                                                      -------     -------  -------  -------  -------     -------  -------
Less Distributions
------------------
   Net Investment Income...........................     (0.03)      (0.06)   (0.09)   (0.23)   (0.35)      (0.48)   (0.31)
   Net Realized Gains..............................     (0.06)      (0.05)      --       --       --          --       --
                                                      -------     -------  -------  -------  -------     -------  -------
       Total Distributions.........................     (0.09)      (0.11)   (0.09)   (0.23)   (0.35)      (0.48)   (0.31)
                                                      -------     -------  -------  -------  -------     -------  -------
Net Asset Value, End of Period.....................   $ 10.05     $ 10.10  $ 10.13  $ 10.03  $  9.84     $  9.95  $  9.94
                                                      =======     =======  =======  =======  =======     =======  =======
Total Return.......................................      0.36%(C)    0.73%    1.89%    4.31%    2.46%(C)    5.03%    4.47%
                                                      -------     -------  -------  -------  -------     -------  -------
Net Assets, End of Period (thousands)..............   $89,861     $92,897  $89,264  $77,398  $84,065     $96,442  $86,082
Ratio of Expenses to Average Net Assets............      0.31%(B)    0.30%    0.31%    0.34%    0.31%(B)    0.31%    0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.44%(B)    0.54%    0.82%    1.92%    3.04%(B)    4.94%    3.57%
Portfolio Turnover Rate............................        73%(C)      98%     113%      77%      20%(C)      22%      15%

                                                                      LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                                                                   PERIOD
                                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,      YEAR      YEAR
                                                       ENDED       ENDED     ENDED     ENDED      2007 TO     ENDED     ENDED
                                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,   NOV. 30,  NOV. 30,
                                                       2012         2011      2010      2009        2008       2007      2006
                                                    -----------   --------  --------  --------  --------     --------  --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   9.98     $  10.07  $  10.10  $   9.80  $   9.89     $   9.87  $  9.75
                                                     --------     --------  --------  --------  --------     --------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................      0.01         0.04      0.07      0.18      0.24         0.46     0.34
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      0.04         0.02      0.13      0.33     (0.03)        0.01     0.08
                                                     --------     --------  --------  --------  --------     --------  -------
       Total from Investment Operations............      0.05         0.06      0.20      0.51      0.21         0.47     0.42
                                                     --------     --------  --------  --------  --------     --------  -------
Less Distributions
------------------
   Net Investment Income...........................     (0.02)       (0.04)    (0.08)    (0.21)    (0.30)       (0.45)   (0.30)
   Net Realized Gains..............................     (0.05)       (0.11)    (0.15)       --        --           --       --
                                                     --------     --------  --------  --------  --------     --------  -------
       Total Distributions.........................     (0.07)       (0.15)    (0.23)    (0.21)    (0.30)       (0.45)   (0.30)
                                                     --------     --------  --------  --------  --------     --------  -------
Net Asset Value, End of Period.....................  $   9.96     $   9.98  $  10.07  $  10.10  $   9.80     $   9.89  $  9.87
                                                     ========     ========  ========  ========  ========     ========  =======
Total Return.......................................      0.42%(C)     0.66%     1.98%     5.21%     2.13%(C)     4.85%    4.42%
                                                     --------     --------  --------  --------  --------     --------  -------
Net Assets, End of Period (thousands)..............  $158,709     $178,442  $173,724  $136,508  $133,785     $110,338  $72,948
Ratio of Expenses to Average Net Assets............      0.29%(B)     0.29%     0.29%     0.31%     0.30%(B)     0.31%    0.32%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.22%(B)     0.41%     0.72%     1.76%     2.69%(B)     4.66%    3.45%
Portfolio Turnover Rate............................        81%(C)      127%      166%      112%        7%(C)        0%      29%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios") are presented in this report.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, the Portfolio owned 1% of the Series.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   LWAS/DFA U.S. High Book to Market Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's master fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   ADMINISTRATIVE   ADVISORY
                                                   SERVICES FEES  SERVICES FEES
                                                   -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.......      0.01%           --
LWAS/DFA Two-Year Fixed Income Portfolio..........        --          0.15%
LWAS/DFA Two-Year Government Portfolio............        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                    SHAREHOLDER
                                                   SERVICING FEES
                                                   --------------
LWAS/DFA U.S. High Book to Market Portfolio.......      0.15%
LWAS/DFA Two-Year Fixed Income Portfolio..........      0.08%
LWAS/DFA Two-Year Government Portfolio............      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio................. $     2
LWAS/DFA Two-Year Fixed Income Portfolio....................       3
LWAS/DFA Two-Year Government Portfolio......................       5

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                    U.S. GOVERNMENT   OTHER INVESTMENT
                                                       SECURITIES        SECURITIES
                                                   ------------------ -----------------
                                                   PURCHASES  SALES   PURCHASES  SALES
                                                   --------- -------- --------- -------
LWAS/DFA Two-Year Fixed Income Portfolio.......... $ 48,502  $ 57,728  $15,804  $10,549
LWAS/DFA Two-Year Government Portfolio............  134,471   153,428       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2011, the Portfolios had no permanant differences to report.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                        AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2010..............................................     $1,187            --     $1,187
2011..............................................      1,098            --      1,098
LWAS/DFA Two-Year Fixed Income Portfolio
2010..............................................        714            --        714
2011..............................................        859        $   81        940
LWAS/DFA Two-Year Government Portfolio
2010..............................................      2,140         1,081      3,221
2011..............................................      2,679           110      2,789

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED
                                                        NET                                   TOTAL NET
                                                    INVESTMENT                              DISTRIBUTABLE
                                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                    SHORT-TERM     LONG-TERM       LOSS      ACCUMULATED
                                                   CAPITAL GAINS CAPITAL GAINS CARRYFORWARD   (LOSSES)
                                                   ------------- ------------- ------------ -------------
LWAS/DFA U.S. High Book to Market Portfolio.......     $177            --        $(7,498)      $(7,321)
LWAS/DFA Two-Year Fixed Income Portfolio..........      541           $91             --           632
LWAS/DFA Two-Year Government Portfolio............      931            --             --           931

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   EXPIRES ON OCTOBER 31,
                                                   ----------------------
                                                            2017            TOTAL
                                                   ---------------------- ---------
LWAS/DFA U.S. High Book to Market Portfolio.......         $7,498         $   7,498

   During the year ended October 31, 2011, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio....... $3,173

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                             FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                             TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio................. $ 44,771   $22,541       $(3,381)       $19,160
LWAS/DFA Two-Year Fixed Income Portfolio....................   89,401       146           (14)           132
LWAS/DFA Two-Year Government Portfolio......................  158,033       308            --            308

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

J. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio.................      2             96%
LWAS/DFA Two-Year Fixed Income Portfolio....................      3             98%
LWAS/DFA Two-Year Government Portfolio......................      2             90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                             SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLE
                                                   BEGINNING  ENDING                EXPENSES
                                                    ACCOUNT  ACCOUNT     ANNUALIZED   PAID
                                                     VALUE    VALUE       EXPENSE    DURING
                                                   11/01/11  04/30/12      RATIO*   PERIOD*
                                                   --------- ---------   ---------- --------
Actual Fund Return................................ $1,000.00 $1,009.02      0.51%    $2.55
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.33      0.51%    $2.56

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company..................... 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $69,457,805
                                                                    -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $64,064,640)........................................ $69,457,805
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at Value... $     69,458
Receivables:
   Affiliated Investment Company Shares Sold..........................            2
Prepaid Expenses and Other Assets.....................................            8
                                                                       ------------
       Total Assets...................................................       69,468
                                                                       ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................................            2
   Due to Advisor.....................................................            1
Accrued Expenses and Other Liabilities................................           22
                                                                       ------------
       Total Liabilities..............................................           25
                                                                       ------------
NET ASSETS............................................................ $     69,443
                                                                       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...............................    8,402,975
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ............. $       8.26
                                                                       ============
Investment in Affiliated Investment Company at Cost................... $     64,065
                                                                       ------------
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     60,641
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)..................................................          614
Accumulated Net Realized Gain (Loss)..................................        2,780
Net Unrealized Foreign Exchange Gain (Loss)...........................           15
Net Unrealized Appreciation (Depreciation)............................        5,393
                                                                       ------------
NET ASSETS............................................................ $     69,443
                                                                       ============
(1) NUMBER OF SHARES AUTHORIZED.......................................  200,000,000
                                                                       ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $ 94).................. $ 1,221
   Income from Securities Lending.....................................      61
   Expenses Allocated from Affiliated Investment Company..............     (82)
                                                                       -------
          Total Investment Income.....................................   1,200
                                                                       -------
EXPENSES
   Administrative Services Fees.......................................       3
   Accounting & Transfer Agent Fees...................................       7
   Shareholder Servicing Fees.........................................      66
   Filing Fees........................................................      12
   Shareholders' Reports..............................................       6
   Professional Fees..................................................       2
   Other..............................................................       1
                                                                       -------
          Total Expenses..............................................      97
                                                                       -------
   NET INVESTMENT INCOME (LOSS).......................................   1,103
                                                                       -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................................   2,793
       Foreign Currency Transactions..................................      (8)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................  (3,237)
       Translation of Foreign Currency Denominated Amounts............       8
                                                                       -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    (444)
                                                                       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $   659
                                                                       =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    SIX MONTHS    YEAR
                                                                       ENDED     ENDED
                                                                     APRIL 30,  OCT. 31,
                                                                       2012       2011
                                                                    ----------- --------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................   $ 1,103   $  2,779
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................     2,793      2,978
       Foreign Currency Transactions...............................        (8)         9
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (3,237)   (12,479)
       Translation of Foreign Currency Denominated Amounts.........         8         (8)
                                                                      -------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................       659     (6,721)
                                                                      -------   --------
Distributions From:
   Net Investment Income...........................................      (812)    (2,701)
   Net Short-Term Gains............................................        --       (304)
   Net Long-Term Gains.............................................    (2,965)    (4,756)
                                                                      -------   --------
          Total Distributions......................................    (3,777)    (7,761)
                                                                      -------   --------
Capital Share Transactions (1):
   Shares Issued...................................................     4,702     10,655
   Shares Issued in Lieu of Cash Distributions.....................     3,248      6,576
   Shares Redeemed.................................................    (8,245)   (15,785)
                                                                      -------   --------
          Net Increase (Decrease) from Capital
            Share Transactions.....................................      (295)     1,446
                                                                      -------   --------
          Total Increase (Decrease) in Net Assets..................    (3,413)   (13,036)
NET ASSETS
   Beginning of Period.............................................    72,856     85,892
                                                                      -------   --------
   End of Period...................................................   $69,443   $ 72,856
                                                                      =======   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................       588      1,060
   Shares Issued in Lieu of Cash Distributions.....................       428        669
   Shares Redeemed.................................................    (1,007)    (1,611)
                                                                      -------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................         9        118
                                                                      =======   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME).................................   $   614   $    323

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                               SIX MONTHS      YEAR      YEAR     YEAR     DEC. 1,      YEAR      YEAR
                                                  ENDED       ENDED     ENDED    ENDED     2007 TO     ENDED     ENDED
                                                APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30,  NOV. 30,
                                                  2012         2011      2010     2009       2008       2007      2006
                                               -----------   --------  -------- -------- --------     --------  --------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period..........   $  8.68     $ 10.38   $  9.66  $ 11.40  $ 24.32      $  21.89  $  17.49
                                                 -------     -------   -------  -------  -------      --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...........      0.13        0.32      0.22     0.25     0.66          0.65      0.61
   Net Gains (Losses) on Securities
     (Realized and Unrealized)................     (0.09)      (1.09)     0.79     2.14   (11.36)         2.98      5.23
                                                 -------     -------   -------  -------  -------      --------  --------
       Total from Investment Operations.......      0.04       (0.77)     1.01     2.39   (10.70)         3.63      5.84
                                                 -------     -------   -------  -------  -------      --------  --------
Less Distributions
------------------
   Net Investment Income......................     (0.10)      (0.31)    (0.23)   (0.27)   (0.70)        (0.58)    (0.63)
   Net Realized Gains.........................     (0.36)      (0.62)    (0.06)   (3.86)   (1.52)        (0.62)    (0.81)
                                                 -------     -------   -------  -------  -------      --------  --------
       Total Distributions....................     (0.46)      (0.93)    (0.29)   (4.13)   (2.22)        (1.20)    (1.44)
                                                 -------     -------   -------  -------  -------      --------  --------
Net Asset Value, End of Period................   $  8.26     $  8.68   $ 10.38  $  9.66  $ 11.40      $  24.32  $  21.89
                                                 =======     =======   =======  =======  =======      ========  ========
Total Return..................................      0.90%(C)   (8.30)%   10.85%   34.92%  (47.99)%(C)    17.05%    35.40%
                                                 -------     -------   -------  -------  -------      --------  --------
Net Assets, End of Period (thousands).........   $69,443     $72,856   $85,892  $85,504  $84,319      $185,239  $179,984
Ratio of Expenses to Average Net Assets (D)...      0.51%(B)    0.49%     0.50%    0.52%    0.47%(B)      0.46%     0.47%
Ratio of Net Investment Income to Average Net
  Assets......................................      3.18%(B)    3.24%     2.29%    2.99%    3.74%(B)      2.76%     3.14%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, the Portfolio owned 1% of the Series.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2012, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/(losses), gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                       INCREASE
     INCREASE         (DECREASE)
    (DECREASE)       ACCUMULATED
   UNDISTRIBUTED     NET REALIZED
  NET INVESTMENT        GAINS
      INCOME           (LOSSES)
  --------------     ------------
$12                      $(12)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM
                                           SHORT-TERM    CAPITAL
                                         CAPITAL GAINS    GAIN    TOTAL
                                         -------------- --------- ------
2010....................................     $2,420          --   $2,420
2011....................................      3,005      $4,756    7,761

      At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

   UNDISTRIBUTED
        NET                          TOTAL NET
    INVESTMENT                     DISTRIBUTABLE
    INCOME AND       UNDISTRIBUTED   EARNINGS
    SHORT-TERM         LONG-TERM   (ACCUMULATED
   CAPITAL GAINS     CAPITAL GAINS    LOSSES)
   -------------     ------------- -------------
$352                    $2,962        $3,314

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                      NET
                                                   UNREALIZED
      FEDERAL         UNREALIZED    UNREALIZED    APPRECIATION
     TAX COST        APPRECIATION (DEPRECIATION) (DEPRECIATION)
     --------        ------------ -------------- --------------
$64,065                $17,105       $(11,712)       $5,393

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial

Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

H. OTHER:

   At April 30, 2012, two shareholders held approximately 96% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           SIX MONTHS ENDED APRIL 30, 2012
EXPENSE TABLES
                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/11  04/30/12    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return................................ $1,000.00 $1,107.21    0.12%    $0.63
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.27    0.12%    $0.60

THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return................................ $1,000.00 $1,010.76    0.23%    $1.15
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.72    0.23%    $1.16

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary......................................  16.2%
Consumer Staples............................................   9.1%
Energy......................................................  18.0%
Financials..................................................  18.5%
Health Care.................................................   9.6%
Industrials.................................................  14.5%
Information Technology......................................   3.7%
Materials...................................................   3.0%
Telecommunication Services..................................   6.6%
Utilities...................................................   0.8%
                                                             -----
                                                             100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

Consumer Discretionary......................................  12.3%
Consumer Staples............................................   5.4%
Energy......................................................  14.3%
Financials..................................................  27.7%
Health Care.................................................   1.7%
Industrials.................................................  10.8%
Information Technology......................................   2.8%
Materials...................................................  13.3%
Other.......................................................    --
Telecommunication Services..................................   8.3%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
   #Carnival Corp.................................  2,385,423 $   77,502,393       0.8%
   #CBS Corp. Class B.............................  2,669,115     89,014,985       0.9%
   #Comcast Corp. Class A......................... 10,008,890    303,569,634       3.0%
    Comcast Corp. Special Class A.................  3,843,964    114,665,446       1.1%
   #*Liberty Interactive Corp. Class A............  3,316,465     62,482,201       0.6%
   #News Corp. Class A............................  9,024,175    176,873,830       1.7%
   #News Corp. Class B............................  3,247,295     64,426,333       0.6%
   #Time Warner Cable, Inc........................  1,921,256    154,565,045       1.5%
    Time Warner, Inc..............................  5,323,159    199,405,536       2.0%
    Other Securities..............................               403,077,907       4.0%
                                                              --------------      ----
Total Consumer Discretionary......................             1,645,583,310      16.2%
                                                              --------------      ----
Consumer Staples -- (8.4%)
    Archer-Daniels-Midland Co.....................  3,155,848     97,294,794       1.0%
    CVS Caremark Corp.............................  6,431,368    286,967,640       2.8%
   #Kraft Foods, Inc. Class A.....................  7,128,852    284,227,329       2.8%
    Other Securities..............................               255,898,110       2.5%
                                                              --------------      ----
Total Consumer Staples............................               924,387,873       9.1%
                                                              --------------      ----
Energy -- (16.7%)
    Anadarko Petroleum Corp.......................  2,574,876    188,506,672       1.9%
    Apache Corp...................................  1,155,774    110,884,958       1.1%
   #Chesapeake Energy Corp........................  3,267,150     60,246,246       0.6%
    Chevron Corp..................................  1,669,494    177,901,281       1.8%
    ConocoPhillips................................  5,710,341    409,031,726       4.0%
    Devon Energy Corp.............................  1,088,705     76,046,044       0.8%
    Hess Corp.....................................  1,567,373     81,722,828       0.8%
    Marathon Oil Corp.............................  3,625,708    106,378,273       1.0%
    Marathon Petroleum Corp.......................  1,791,952     74,563,123       0.7%
    National Oilwell Varco, Inc...................  1,627,065    123,266,444       1.2%
   #Pioneer Natural Resources Co..................    517,832     59,975,302       0.6%
    Valero Energy Corp............................  2,806,975     69,332,282       0.7%
    Other Securities..............................               288,680,430       2.8%
                                                              --------------      ----
Total Energy......................................             1,826,535,609      18.0%
                                                              --------------      ----
Financials -- (17.1%)
    Bank of America Corp.......................... 24,999,052    202,742,312       2.0%
    Capital One Financial Corp....................  1,092,331     60,602,524       0.6%
   #Citigroup, Inc................................  9,041,167    298,720,158       2.9%
   #CME Group, Inc................................    319,869     85,027,578       0.8%
    JPMorgan Chase & Co...........................  1,496,828     64,333,667       0.6%
   #Loews Corp....................................  2,340,216     96,253,084       1.0%
   #MetLife, Inc..................................  4,759,859    171,497,720       1.7%
    Morgan Stanley................................  3,765,813     65,073,249       0.7%
   #Prudential Financial, Inc.....................  2,340,342    141,684,305       1.4%
   #SunTrust Banks, Inc...........................  2,564,707     62,271,086       0.6%
    Other Securities..............................               628,839,010       6.2%
                                                              --------------      ----
Total Financials..................................             1,877,044,693      18.5%
                                                              --------------      ----
Health Care -- (8.8%)
    Aetna, Inc....................................  1,957,594     86,212,440       0.8%
    Humana, Inc...................................    698,778     56,377,409       0.6%
    Pfizer, Inc................................... 17,815,204    408,502,628       4.0%
    Thermo Fisher Scientific, Inc.................  1,994,284    110,981,905       1.1%
    WellPoint, Inc................................  2,067,263    140,201,777       1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                     SHARES       VALUE+      OF NET ASSETS**
                                                   ---------- --------------- ---------------
Health Care -- (Continued)
    Other Securities..............................            $   165,236,290       1.6%
                                                              ---------------      ----
Total Health Care.................................                967,512,449       9.5%
                                                              ---------------      ----
Industrials -- (13.4%)
    CSX Corp......................................  6,342,908     141,510,277       1.4%
    General Electric Co........................... 21,867,055     428,156,937       4.2%
   #Norfolk Southern Corp.........................  2,045,548     149,181,816       1.5%
    Northrop Grumman Corp.........................  1,545,282      97,785,445       1.0%
    Tyco International, Ltd.......................  1,433,965      80,488,455       0.8%
    Union Pacific Corp............................  2,422,164     272,348,120       2.7%
    Other Securities..............................                300,389,113       2.9%
                                                              ---------------      ----
Total Industrials.................................              1,469,860,163      14.5%
                                                              ---------------      ----
Information Technology -- (3.5%)
    Other Securities..............................                378,920,592       3.7%
                                                              ---------------      ----
Materials -- (2.7%)
   #Alcoa, Inc....................................  5,357,434      52,127,833       0.5%
    International Paper Co........................  2,299,481      76,595,712       0.7%
    Other Securities..............................                171,903,835       1.7%
                                                              ---------------      ----
Total Materials...................................                300,627,380       2.9%
                                                              ---------------      ----
Telecommunication Services -- (6.1%)
    AT&T, Inc..................................... 13,051,618     429,528,748       4.2%
   #CenturyLink, Inc..............................  2,300,437      88,704,851       0.9%
   #Verizon Communications, Inc...................  1,811,751      73,158,505       0.7%
    Other Securities..............................                 78,059,153       0.8%
                                                              ---------------      ----
Total Telecommunication Services..................                669,451,257       6.6%
                                                              ---------------      ----
Utilities -- (0.8%)
    Other Securities..............................                 82,481,799       0.8%
                                                              ---------------      ----
TOTAL COMMON STOCKS...............................             10,142,405,125      99.8%
                                                              ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio
     -- Institutional Shares                       31,844,654      31,844,654       0.3%
                                                              ---------------      ----


                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                   ------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @DFA Short Term Investment Fund...............  785,569,107     785,569,107       7.7%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $375,124
     FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198...................... $        364         364,196       0.0%
                                                                --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL...............                  785,933,303       7.7%
                                                                --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147)...........................              $10,960,183,082     107.8%
                                                                =============== =========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary......................... $ 1,645,583,310           --   --    $ 1,645,583,310
   Consumer Staples...............................     924,387,873           --   --        924,387,873
   Energy.........................................   1,826,535,609           --   --      1,826,535,609
   Financials.....................................   1,877,044,693           --   --      1,877,044,693
   Health Care....................................     967,512,449           --   --        967,512,449
   Industrials....................................   1,469,860,163           --   --      1,469,860,163
   Information Technology.........................     378,920,592           --   --        378,920,592
   Materials......................................     300,627,380           --   --        300,627,380
   Telecommunication Services.....................     669,451,257           --   --        669,451,257
   Utilities......................................      82,481,799           --   --         82,481,799
Temporary Cash Investments........................      31,844,654           --   --         31,844,654
Securities Lending Collateral.....................              -- $785,933,303   --        785,933,303
                                                   --------------- ------------   --    ---------------
TOTAL............................................. $10,174,249,779 $785,933,303   --    $10,960,183,082
                                                   =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
    National Australia Bank, Ltd............................ 1,490,363 $ 38,957,024       0.5%
    Wesfarmers, Ltd......................................... 2,578,622   80,973,411       1.1%
    Other Securities........................................            226,937,336       3.2%
                                                                       ------------      ----
TOTAL AUSTRALIA.............................................            346,867,771       4.8%
                                                                       ------------      ----
AUSTRIA -- (0.3%)
    Other Securities........................................             21,553,007       0.3%
                                                                       ------------      ----
BELGIUM -- (0.8%)
    Other Securities........................................             62,916,268       0.9%
                                                                       ------------      ----
CANADA -- (10.6%)
   #Encana Corp............................................. 2,051,015   42,957,433       0.6%
   #Goldcorp, Inc........................................... 1,677,120   64,225,793       0.9%
   #Manulife Financial Corp................................. 4,206,497   57,528,749       0.8%
   #Sun Life Financial, Inc................................. 1,513,735   37,113,592       0.5%
    Suncor Energy, Inc...................................... 3,486,786  115,173,181       1.6%
   #Teck Resources, Ltd. Class B............................ 1,483,730   55,362,948       0.8%
   #Thomson Reuters Corp.................................... 1,832,184   54,751,300       0.7%
   #TransCanada Corp........................................ 1,575,808   69,326,938       1.0%
    Other Securities........................................            383,877,001       5.3%
                                                                       ------------      ----
TOTAL CANADA................................................            880,316,935      12.2%
                                                                       ------------      ----
DENMARK -- (1.2%)
    Other Securities........................................            102,335,685       1.4%
                                                                       ------------      ----
FINLAND -- (0.5%)
    Other Securities........................................             40,320,948       0.6%
                                                                       ------------      ----
FRANCE -- (7.7%)
   #AXA SA.................................................. 4,058,877   57,677,147       0.8%
    BNP Paribas SA.......................................... 1,248,772   50,399,590       0.7%
    Cie de Saint-Gobain SA.................................. 1,039,077   43,626,019       0.6%
    France Telecom SA....................................... 3,803,372   52,136,748       0.7%
    GDF Suez SA............................................. 2,974,295   68,480,750       1.0%
   #Societe Generale SA..................................... 1,558,512   36,896,510       0.5%
   #Vivendi SA.............................................. 3,567,218   65,981,070       0.9%
    Other Securities........................................            265,365,392       3.7%
                                                                       ------------      ----
TOTAL FRANCE................................................            640,563,226       8.9%
                                                                       ------------      ----
GERMANY -- (7.0%)
    Allianz SE..............................................   330,017   36,810,454       0.5%
    Bayerische Motoren Werke AG.............................   660,431   62,814,886       0.9%
    Daimler AG.............................................. 2,088,586  115,564,409       1.6%
    Deutsche Bank AG........................................ 1,039,440   45,125,200       0.6%
   #Deutsche Telekom AG Sponsored ADR....................... 3,099,741   35,337,047       0.5%
   #E.ON AG................................................. 2,894,296   65,531,861       0.9%
   #Munchener Rueckversicherungs-Gesellschaft AG............   395,244   57,409,200       0.8%
    Other Securities........................................            159,791,238       2.2%
                                                                       ------------      ----
TOTAL GERMANY...............................................            578,384,295       8.0%
                                                                       ------------      ----
GREECE -- (0.1%)
    Other Securities........................................              4,120,169       0.1%
                                                                       ------------      ----

HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd................................... 5,618,000   53,856,729       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
HONG KONG -- (Continued)
    Other Securities........................................            $   83,058,768       1.2%
                                                                        --------------      ----
TOTAL HONG KONG.............................................               136,915,497       1.9%
                                                                        --------------      ----
IRELAND -- (0.2%)
    Other Securities........................................                17,279,741       0.2%
                                                                        --------------      ----
ISRAEL -- (0.6%)
    Other Securities........................................                47,664,525       0.7%
                                                                        --------------      ----
ITALY -- (1.2%)
    Other Securities........................................               102,282,841       1.4%
                                                                        --------------      ----
JAPAN -- (17.4%)
    Mitsubishi Corp.........................................  2,411,300     52,257,599       0.7%
    Mitsubishi Heavy Industries, Ltd........................  9,007,000     40,846,959       0.6%
    Mitsubishi UFJ Financial Group, Inc..................... 17,167,906     82,431,923       1.2%
    Mitsui & Co., Ltd.......................................  2,469,100     38,556,482       0.5%
    Sumitomo Corp...........................................  3,241,900     46,071,274       0.6%
   #Toyota Motor Corp. Sponsored ADR........................    673,198     55,054,132       0.8%
    Other Securities........................................             1,131,567,900      15.7%
                                                                        --------------      ----
TOTAL JAPAN.................................................             1,446,786,269      20.1%
                                                                        --------------      ----
MALAYSIA -- (0.0%)
    Other Securities........................................                        --       0.0%
                                                                        --------------      ----
NETHERLANDS -- (2.3%)
    ArcelorMittal NV........................................  2,446,831     42,506,116       0.6%
    Koninklijke Philips Electronics NV......................  1,939,039     38,587,673       0.5%
    Other Securities........................................               113,298,898       1.6%
                                                                        --------------      ----
TOTAL NETHERLANDS...........................................               194,392,687       2.7%
                                                                        --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities........................................                 5,484,801       0.1%
                                                                        --------------      ----
NORWAY -- (1.0%)
    Other Securities........................................                86,545,255       1.2%
                                                                        --------------      ----
PORTUGAL -- (0.1%)
    Other Securities........................................                 8,206,069       0.1%
                                                                        --------------      ----
SINGAPORE -- (1.0%)
    Other Securities........................................                79,091,216       1.1%
                                                                        --------------      ----
SPAIN -- (1.4%)
    Other Securities........................................               114,294,255       1.6%
                                                                        --------------      ----
SWEDEN -- (2.6%)
    Nordea Bank AB..........................................  5,275,564     46,690,917       0.6%
    Other Securities........................................               172,480,053       2.4%
                                                                        --------------      ----
TOTAL SWEDEN................................................               219,170,970       3.0%
                                                                        --------------      ----
SWITZERLAND -- (4.5%)
    Holcim, Ltd.............................................    886,165     55,272,069       0.8%
   *Swiss Re, Ltd...........................................  1,108,107     69,581,447       1.0%
   *UBS AG..................................................  3,280,643     40,969,298       0.6%
    Zurich Insurance Group AG...............................    225,125     55,156,285       0.7%
   Other Securities.........................................               153,704,777       2.1%
                                                                        --------------      ----
TOTAL SWITZERLAND...........................................               374,683,876       5.2%
                                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
    Aviva P.L.C.............................................  8,175,916 $   40,920,432       0.6%
    Barclays P.L.C.......................................... 11,591,752     41,038,889       0.6%
    Barclays P.L.C. Sponsored ADR...........................  4,327,157     61,618,716       0.9%
    BP P.L.C. Sponsored ADR.................................  4,848,222    210,461,317       2.9%
    International Power P.L.C...............................  6,455,198     43,665,942       0.6%
    Kingfisher P.L.C........................................ 10,285,817     48,507,558       0.7%
   *Lloyds Banking Group P.L.C.............................. 76,981,994     38,640,671       0.5%
    Royal Dutch Shell P.L.C. ADR............................  3,323,210    243,790,686       3.4%
    Vodafone Group P.L.C.................................... 34,976,333     96,813,260       1.3%
    Vodafone Group P.L.C. Sponsored ADR.....................  8,190,343    227,937,246       3.2%
    William Morrison Supermarkets P.L.C.....................  8,127,143     37,017,257       0.5%
    Xstrata P.L.C...........................................  5,211,952    100,098,296       1.4%
    Other Securities........................................               396,933,279       5.5%
                                                                        --------------      ----
TOTAL UNITED KINGDOM........................................             1,587,443,549      22.1%
                                                                        --------------      ----
TOTAL COMMON STOCKS.........................................             7,097,619,855      98.6%
                                                                        --------------      ----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities.........................................                20,410,954       0.3%
                                                                        --------------      ----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.........................................                         2       0.0%
                                                                        --------------      ----


                                                                SHARES/
                                                                 FACE
                                                                AMOUNT          VALUE+
                                                             -------------- --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @DFA Short Term Investment Fund.........................  1,174,000,000  1,174,000,000       16.3%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $200,496) to be repurchased at $196,566................ $          197        196,565        0.0%
                                                                            -------------- ----------
TOTAL SECURITIES LENDING COLLATERAL.........................                 1,174,196,565       16.3%
                                                                            -------------- ----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,877,751,800).....................................                $8,292,227,376      115.2%
                                                                            ============== ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                   -------------- -------------- ------- --------------
Common Stocks
   Australia...................................... $    4,983,494 $  341,884,277     --  $  346,867,771
   Austria........................................             --     21,553,007     --      21,553,007
   Belgium........................................      2,576,759     60,339,509     --      62,916,268
   Canada.........................................    880,316,935             --     --     880,316,935
   Denmark........................................             --    102,335,685     --     102,335,685
   Finland........................................      1,505,997     38,814,951     --      40,320,948
   France.........................................     25,911,691    614,651,535     --     640,563,226
   Germany........................................     84,691,422    493,692,873     --     578,384,295
   Greece.........................................             --      4,120,169     --       4,120,169
   Hong Kong......................................             --    136,915,497     --     136,915,497
   Ireland........................................      5,283,523     11,996,218     --      17,279,741
   Israel.........................................      6,184,967     41,479,558     --      47,664,525
   Italy..........................................     21,219,340     81,063,501     --     102,282,841
   Japan..........................................    115,375,138  1,331,411,131     --   1,446,786,269
   Malaysia.......................................             --             --     --              --
   Netherlands....................................     11,737,570    182,655,117     --     194,392,687
   New Zealand....................................             --      5,484,801     --       5,484,801
   Norway.........................................        289,916     86,255,339     --      86,545,255
   Portugal.......................................             --      8,206,069     --       8,206,069
   Singapore......................................             --     79,091,216     --      79,091,216
   Spain..........................................      8,765,062    105,529,193     --     114,294,255
   Sweden.........................................      9,516,859    209,654,111     --     219,170,970
   Switzerland....................................     46,723,453    327,960,423     --     374,683,876
   United Kingdom.................................    807,957,592    779,485,957     --   1,587,443,549
Preferred Stocks
   Germany........................................             --     20,410,954     --      20,410,954
Rights/Warrants
   Spain..........................................             --              2     --               2
Securities Lending Collateral.....................             --  1,174,196,565     --   1,174,196,565
                                                   -------------- -------------- ------  --------------
TOTAL............................................. $2,033,039,718 $6,259,187,658     --  $8,292,227,376
                                                   ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE DFA
                                                        THE U.S. LARGE INTERNATIONAL
                                                          CAP VALUE        VALUE
                                                            SERIES        SERIES
                                                        -------------- -------------
ASSETS:
Investments at Value (including $767,016 and
  $1,116,551 of securities on loan, respectively)......  $10,142,405    $7,118,031
Temporary Cash Investments at Value & Cost.............       31,845            --
Collateral Received from Securities on Loan at Value &
  Cost.................................................          364           197
Affiliated Collateral Received from Securities on Loan
  at Value & Cost......................................      785,569     1,174,000
Foreign Currencies at Value............................           --        24,978
Cash...................................................           --        18,001
Receivables:
   Investment Securities Sold..........................       23,112        19,106
   Dividends, Interest and Tax Reclaims................        9,932        39,352
   Securities Lending Income...........................          604         2,958
   Fund Shares Sold....................................        1,481         2,585
Unrealized Gain on Foreign Currency Contracts..........           --            25
Prepaid Expenses and Other Assets......................           14           188
                                                         -----------    ----------
       Total Assets....................................   10,995,326     8,399,421
                                                         -----------    ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      785,933     1,174,197
   Investment Securities Purchased.....................       41,572        27,304
   Fund Shares Redeemed................................          778           399
   Due to Advisor......................................          844         1,191
Unrealized Loss on Foreign Currency Contracts..........           --             9
Accrued Expenses and Other Liabilities.................          504           412
                                                         -----------    ----------
       Total Liabilities...............................      829,631     1,203,512
                                                         -----------    ----------
NET ASSETS.............................................  $10,165,695    $7,195,909
                                                         ===========    ==========
Investments at Cost....................................  $ 7,709,892    $6,703,555
                                                         -----------    ----------
Foreign Currencies at Cost.............................  $        --    $   24,804
                                                         -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.     THE DFA
                                                                   LARGE   INTERNATIONAL
                                                                 CAP VALUE     VALUE
                                                                  SERIES      SERIES
                                                                 --------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and
     $9,473 respectively) ...................................... $103,969    $ 122,522
   Interest.....................................................       12            1
   Income from Securities Lending...............................    5,560        6,168
                                                                 --------    ---------
       Total Investment Income..................................  109,541      128,691
                                                                 --------    ---------
EXPENSES
   Investment Advisory Services Fees............................    4,868        6,964
   Accounting & Transfer Agent Fees.............................      458          333
   Custodian Fees...............................................       50          628
   Shareholders' Reports........................................       24           18
   Directors'/Trustees' Fees & Expenses.........................       38           28
   Professional Fees............................................      189           84
   Other........................................................       56           53
                                                                 --------    ---------
       Total Expenses...........................................    5,683        8,108
                                                                 --------    ---------
   Fees Paid Indirectly.........................................       --          (10)
                                                                 --------    ---------
   Net Expenses.................................................    5,683        8,098
                                                                 --------    ---------
   NET INVESTMENT INCOME (LOSS).................................  103,858      120,593
                                                                 --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................  223,634       99,828
       Foreign Currency Transactions............................       --         (798)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............  667,097     (142,403)
       Translation of Foreign Currency Denominated Amounts......       --          843
                                                                 --------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  890,731      (42,530)
                                                                 --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................... $994,589    $  78,063
                                                                 ========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE U.S. LARGE CAP VALUE  THE DFA INTERNATIONAL VALUE
                                                                             SERIES                    SERIES
                                                                    ------------------------  --------------------------
                                                                    SIX MONTHS       YEAR     SIX MONTHS        YEAR
                                                                       ENDED        ENDED        ENDED         ENDED
                                                                     APRIL 30,     OCT. 31,    APRIL 30,      OCT. 31,
                                                                       2012          2011        2012           2011
                                                                    -----------  -----------  -----------   -----------
                                                                    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   103,858  $   168,852  $  120,593    $   254,173
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold..................................     223,634      387,017      99,828        161,341
       Futures.....................................................          --      (12,646)         --             --
       Foreign Currency Transactions...............................          --           --        (798)           506
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     667,097      (74,679)   (142,403)    (1,021,735)
       Translation of Foreign Currency Denominated Amounts.........          --           --         843           (517)
                                                                    -----------  -----------  ----------    -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     994,589      468,544      78,063       (606,232)
                                                                    -----------  -----------  ----------    -----------
Transactions in Interest:
   Contributions...................................................     251,235    1,230,772     362,469        900,473
   Withdrawals.....................................................    (415,236)  (1,180,609)   (200,530)      (257,967)
                                                                    -----------  -----------  ----------    -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (164,001)      50,163     161,939        642,506
                                                                    -----------  -----------  ----------    -----------
          Total Increase (Decrease) in Net Assets..................     830,588      518,707     240,002         36,274
NET ASSETS
   Beginning of Period.............................................   9,335,107    8,816,400   6,955,907      6,919,633
                                                                    -----------  -----------  ----------    -----------
   End of Period................................................... $10,165,695  $ 9,335,107  $7,195,909    $ 6,955,907
                                                                    ===========  ===========  ==========    ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE U.S. LARGE CAP VALUE SERIES +
                               --------------------------------------------------------------------------------------------
                                                                                       PERIOD
                                 SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                   ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                 APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                    2012          2011        2010        2009          2008           2007         2006
                               -----------     ----------  ----------  ----------  ----------      -----------   ----------
                                (UNAUDITED)
Total Return..................       10.72%(C)       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
Net Assets, End of Period
  (thousands)................. $10,165,695     $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average
  Net Assets..................        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)............        0.12%(B)       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
  Income to Average Net Assets        2.15%(B)       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate.......           6%(C)         14%         28%         29%         19%(C)            9%          13%

                                                           THE DFA INTERNATIONAL VALUE SERIES +
                               -------------------------------------------------------------------------------------------
                                                                                        PERIOD
                                 SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                   ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                 APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                    2012           2011        2010        2009          2008          2007        2006
                               -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                (UNAUDITED)
Total Return..................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
Net Assets, End of Period
  (thousands)................. $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average
  Net Assets..................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)............        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment
  Income to Average Net Assets        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate.......           8%(C)          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over the counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amount in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
The DFA International Value Series................    $10

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series................... $252
The DFA International Value Series................  195

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                             PURCHASES  SALES
                                                             --------- --------
The U.S. Large Cap Value Series............................. $569,377  $633,876
The DFA International Value Series..........................  814,499   542,286

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971  $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341   1,169,037     (756,150)        412,887

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S) 336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S) 336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...................     0.86%       $14,147         27         $9        $58,537
The DFA International Value Series................     0.82%        15,357          4          1         15,549

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2012.

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-003S

                                                             [DIMENSIONAL LOGO]

SEMI-ANNUAL REPORT
----------------------------------------
period ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
Dimensional Retirement Equity Fund II
Dimensional Retirement Fixed Income Fund III

[DIMENSIOANL LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

[-s- David G. Booth]

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes....................   1
Disclosure of Fund Expenses...................................   2
Disclosure of Portfolio Holdings..............................   4
Schedules of Investments
   Dimensional Retirement Equity Fund II......................   5
   Dimensional Retirement Fixed Income Fund III...............   6
Statements of Assets and Liabilities..........................   7
Statements of Operations......................................   8
Statements of Changes in Net Assets...........................   9
Financial Highlights..........................................  10
Notes to Financial Statements.................................  11
Voting Proxies on Fund Portfolio Securities...................  17
Board Approval of Investment Advisory Agreements..............  18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
  +    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
  (A)  Computed using average shares outstanding.
  (B)  Annualized.
  (C)  Non-Annualized.
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --   Amounts designated as -- are either zero or rounded to zero.
  SEC  Securities and Exchange Commission
  (a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

EXPENSE TABLES                           FOR THE PERIOD MARCH 7, 2012(a) TO APRIL 30, 2012

                                          BEGINNING     ENDING                  EXPENSES
                                           ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                            VALUE       VALUE       EXPENSE      DURING
                                         03/07/12(a)   04/30/12      RATIO*     PERIOD*
                                         -----------    ---------  ----------   --------
DIMENSIONAL RETIREMENT EQUITY FUND II**
---------------------------------------
Actual Fund Return......................  $1,000.00    $1,005.00      0.40%      $0.60
Hypothetical 5% Annual Return...........  $1,000.00    $1,022.87      0.40%      $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING   ENDING              EXPENSES
                                               ACCOUNT   ACCOUNT   ANNUALIZED   PAID
                                                VALUE     VALUE     EXPENSE    DURING
                                             03/07/12(a) 04/30/12    RATIO*   PERIOD*
                                             ----------- --------- ---------- --------
DIMENSIONAL RETIREMENT FIXED INCOME FUND III
--------------------------------------------
Actual Fund Return..........................  $1,000.00  $1,031.00    0.40%    $0.61
Hypothetical 5% Annual Return...............  $1,000.00  $1,022.87    0.40%    $2.01

--------
* The Funds commenced operations on March 7, 2012. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (55), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

** The Dimensional Retirement Equity Fund II is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affliliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUND OF FUNDS

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
Dimensional Retirement Equity Fund II....             100.0%

FIXED INCOME PORTFOLIO

DIMENSIONAL RETIREMENT FIXED INCOME FUND III

Government............................... 100.0%
                                          ------
Total.................................... 100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  SHARES VALUE+
                                                                  ------ -------
AFFILIATED INVESTMENT COMPANIES -- (96.5%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...............................  493   $ 5,443
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................  454     5,448
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc............................  130     2,384
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................   87       887
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................   16       310
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company...............................            699
                                                                         -------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $15,398)..............................................         15,171
                                                                         -------

TEMPORARY CASH INVESTMENTS -- (3.5%)
BlackRock Liquidity Funds TempCash Portfolio--Institutional
  Shares (Cost $562).............................................  562       562
                                                                         -------
   TOTAL INVESTMENTS--(100.0%) (Cost $15,960)....................        $15,733
                                                                         =======

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                         -------    -------   -------    -----
Affiliated Investment Companies......... $ 15,171       --        --    $15,171
Temporary Cash Investments..............      562       --        --        562
                                         --------   ------    ------    -------
TOTAL................................... $ 15,733       --        --    $15,733
                                         ========   ======    ======    =======

                See accompanying Notes to Financial Statements.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT VALUE+
                                                                  ------ -------
                                                                  (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
U.S. Treasury Inflation Note
   0.750%, 02/15/42.............................................. $  32  $32,418
                                                                         -------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $32,045)................................................        $32,418
                                                                         =======

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                         -------   -------   -------    -----
U.S. Treasury Obligations...............     --    $32,418       --    $32,418
                                         ------    -------   ------    -------
TOTAL...................................     --    $32,418       --    $32,418
                                         ======    =======   ======    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                      DIMENSIONAL          DIMENSIONAL
                                                   RETIREMENT EQUITY RETIREMENT FIXED INCOME
                                                        FUND II             FUND III
                                                   ----------------- -----------------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................   $         15                   --
Investments at Value..............................             --         $         32
Temporary Cash Investments at Value & Cost........              1                   --
Receivables:
   Fund Shares Sold...............................             --                    1
   From Advisor...................................              2                    2
                                                     ------------         ------------
       Total Assets...............................             18                   35
                                                     ------------         ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities............              2                    2
                                                     ------------         ------------
       Total Liabilities..........................              2                    2
                                                     ------------         ------------
NET ASSETS........................................   $         16         $         33
                                                     ============         ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........          1,562                3,237
                                                     ============         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE.......................................   $      10.05         $      10.31
                                                     ============         ============
Investments in Affiliated Investment Companies at
  Cost............................................   $         15         $         --
                                                     ------------         ------------
Investments at Cost...............................   $         --         $         32
                                                     ------------         ------------
NET ASSETS CONSIST OF:
Paid-In Capital...................................   $         16         $         33
                                                     ------------         ------------
NET ASSETS........................................   $         16         $         33
                                                     ============         ============
(1) NUMBER OF SHARES AUTHORIZED...................    400,000,000          400,000,000
                                                     ============         ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
               FOR THE PERIOD MARCH 7, 2012(a) TO APRIL 30, 2012
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     DIMENSIONAL
                                                                       DIMENSIONAL    RETIREMENT
                                                                       RETIREMENT    FIXED INCOME
                                                                     EQUITY FUND II*   FUND III
                                                                     --------------- ------------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends........................................................    $     --       $     --

   Income Distributions.............................................          --             --
   Interest.........................................................          --             --
   Income from Securities Lending...................................          --             --
   Expenses Allocated from Affiliated Investment Companies..........          --             --
                                                                        --------       --------
       Total Investment Income......................................          --             --
                                                                        --------       --------
FUND INVESTMENT INCOME
   Interest.........................................................          --             --
                                                                        --------       --------
       Total Fund Investment Income.................................          --             --
                                                                        --------       --------
FUND EXPENSES
   Investment Advisory Services Fees................................          --             --
   Administrative Services Fees.....................................          --             --
   Accounting & Transfer Agent Fees.................................           2              4
   Custodian Fees...................................................          --             --
   Filing Fees......................................................          --             --
   Audit Fees.......................................................           1             --
   Organizational & Offering Costs..................................           9             11
   Other............................................................          --             --
                                                                        --------       --------
       Total Expenses...............................................          12             15
                                                                        --------       --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................         (12)           (15)
                                                                        --------       --------
   Net Expenses.....................................................          --             --
                                                                        --------       --------
   NET INVESTMENT INCOME (LOSS).....................................          --             --
                                                                        --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Affiliated Investment Companies Shares Sold....................          --             --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Affiliated Investment Companies Shares.........................          --             --
                                                                        --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................          --             --
                                                                        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....    $     --       $     --
                                                                        ========       ========

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Fund's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                                                       DIMENSIONAL
                                                                      DIMENSIONAL       RETIREMENT
                                                                       RETIREMENT      FIXED INCOME
                                                                     EQUITY FUND II      FUND III
                                                                    ---------------- ----------------
                                                                         PERIOD           PERIOD
                                                                    MARCH 7, 2012(a) MARCH 7, 2012(a)
                                                                           TO               TO
                                                                     APRIL 30, 2012   APRIL 30, 2012
                                                                    ---------------- ----------------
                                                                      (UNAUDITED)      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................    $      --        $      --
   Net Realized Gain (Loss) on:
     Affiliated Investment Companies Shares Sold ..................           --               --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Affiliated Investment Companies Shares........................           --               --
                                                                       ---------        ---------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations.................................           --               --
                                                                       ---------        ---------
Capital Share Transactions (1):
   Shares Issued...................................................           16               33
   Shares Redeemed.................................................           --               --
                                                                       ---------        ---------
       Net Increase (Decrease) from Capital Share Transactions.....           16               33
                                                                       ---------        ---------
       Total Increase (Decrease) in Net Assets.....................           16               33
NET ASSETS
   Beginning of Period.............................................           --               --
                                                                       ---------        ---------
   End of Period...................................................    $      16        $      33
                                                                       =========        =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................            2                3
   Shares Redeemed.................................................           --               --
                                                                       ---------        ---------
       Net Increase (Decrease) from Shares
         Issued and Redeemed.......................................            2                3
                                                                       =========        =========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)...............    $      --        $      --

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    DIMENSIONAL RETIREMENT   DIMENSIONAL RETIREMENT
                                                                        EQUITY FUND II       FIXED INCOME FUND III
                                                                    ----------------------   ----------------------
                                                                            PERIOD                   PERIOD
                                                                       MARCH 7, 2012(a)         MARCH 7, 2012(a)
                                                                              TO                       TO
                                                                        APRIL 30, 2012           APRIL 30, 2012
                                                                    ----------------------   ----------------------
                                                                         (UNAUDITED)              (UNAUDITED)
Net Asset Value, Beginning of Period...............................        $ 10.00                  $ 10.00
                                                                           -------                  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).................................             --                     0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)......           0.05                     0.23
                                                                           -------                  -------
       Total from Investment Operations............................           0.05                     0.31
                                                                           -------                  -------
Net Asset Value, End of Period.....................................        $ 10.05                  $ 10.31
                                                                           =======                  =======
Total Return.......................................................           0.50%(C)                 3.10%(C)
                                                                           =======                  =======
Net Assets, End of Period (thousands)..............................        $    16                  $    33
Ratio of Expenses to Average Net Assets............................           0.40%(B)(D)(E)           0.40%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses and/or Recovery of
  Previously Waived Fees)..........................................         807.06%(B)(D)(E)         501.98%(B)(E)
Ratio of Net Investment Income to Average Net Assets...............           0.08%(B)(E)              5.26%(B)(E)
Portfolio Turnover Rate............................................            N/A                        0%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, two of which, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund III (each a "Retirement Fund" and collectively, the "Retirement Funds"), are presented in this report. The remaining sixty-four portfolios are presented in separate reports.

   Dimensional Retirement Equity Fund II achieves its investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG"), Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                     PERCENTAGE OF OWNERSHIP
                                                        AT APRIL 30, 2012
                                              -------------------------------------
MASTER FUNDS                                  DIMENSIONAL RETIREMENT EQUITY FUND II
------------                                  -------------------------------------
U.S. Large Company Portfolio (DIG)                             --
U.S. Core Equity 1 Portfolio (IDG)                             --
Large Cap International Portfolio (IDG)                        --
International Core Equity Portfolio (IDG)                      --
Emerging Markets Core Equity Portfolio (IDG)                   --
The Emerging Markets Series (ITC)                              --

   Amounts designated as -- are less than 1%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Retirement Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Retirement Funds' own assumptions in determining the fair value of investments)

   Debt securities held by the Retirement Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

   Master Fund shares held by Dimensional Retirement Equity Fund II are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. Dimensional Retirement Equity Fund II's investment in partnerships reflects proportionate interest in the net assets of its corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Retirement Funds' investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Retirement Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Retirement Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Retirement Funds and the Master Funds. For the period ended April 30, 2012, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of each Retirement Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Retirement Funds, as described below. The Fee Waiver Agreement for the Retirement Funds will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   With respect to Dimensional Retirement Equity Fund II, the Advisor has contractually agreed to waive up to the full amount of Dimensional Retirement Equity Fund II's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by Dimensional Retirement Equity Fund II through its investment in the Master Funds (including Dimensional Retirement Equity Fund II's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of Dimensional Retirement Equity Fund II to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of Dimensional Retirement Equity Fund II so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of Dimensional Retirement Equity Fund II on an annualized basis.

   With respect to Dimensional Retirement Fixed Income Fund III, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of each class of Dimensional Retirement Fixed Income Fund III to the extent necessary to limit the ordinary operating expenses (not including expenses incurred through an investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of Dimensional Retirement Fixed Income Fund III so that such Portfolio Expenses do not exceed 0.40% of the average net assets of a class of Dimensional Retirement Fixed Income Fund III on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Dimensional Retirement Equity Fund II................................. $--
Dimensional Retirement Fixed Income Fund III..........................  --

E. PURCHASES AND SALES OF SECURITIES:

   For the period ended April 30, 2012, Dimensional Retirement Equity Fund II made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                                DIMENSIONAL RETIREMENT EQUITY FUND II
                                                   ---------------------------------------------------------------
                                                   BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
                                                   10/31/2011 04/30/2012 PURCHASES SALES  INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                    ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio......................     --        $ 5        $ 5     --      --           --
U.S. Core Equity 1 Portfolio......................     --          5          6     --      --           --
Large Cap International Portfolio.................     --          2          2     --      --           --
International Core Equity Portfolio...............     --          1          1     --      --           --
Emerging Markets Core Equity
Portfolio.........................................     --         --         --     --      --           --
The Emerging Markets Series.......................     --          1          1     --      --           --

   For the period ended April 30, 2012, Dimensional Retirement Fixed Income Portfolio III made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                   U.S. GOVERNMENT OTHER INVESTMENT
                                                     SECURITIES      SECURITIES
                                                   --------------- ---------------
                                                   PURCHASES SALES PURCHASES  SALES
                                                   --------- ----- ---------  -----
Dimensional Retirement Fixed Income Fund III......    $32     --      --       --

F. FEDERAL INCOME TAXES:

   Each Retirement Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which my differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

   The Retirement Funds commenced operations on March 7, 2012 and did not pay any distributions for the year ended October 31, 2011.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                   FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                   TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   -------- ------------ -------------- --------------
Dimensional Retirement Equity Fund II.............   $16         --            --             --
Dimensional Retirement Fixed Income Fund III......    32        $ 1           $(1)            --

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Retirement Funds' tax position and has concluded that no additional provisions for income tax are required in the Retirement Funds' financial statements. The Retirement Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no outstanding borrowings by the Retirement Funds under this line of credit during the period ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no outstanding borrowings by the Retirement Funds under this line of credit as of April 30, 2012.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

J. OTHER:

   At April 30, 2012, one shareholder held 93% of the outstanding shares of Dimensional Retirement Equity Fund II and two shareholders held 100% of the outstanding shares of Dimensional Retirement Fixed Income Fund III. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Retirement Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Retirement Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, a Fund's sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses to be borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services to be provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals that will be providing management services to the Fund; and
(c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor. After analyzing the caliber of services to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each Fund were consistent the Fund's anticipate operational requirements.

   The Board also noted that, as each Fund had not yet commenced investment operations, there was no investment performance for either the Funds or the Advisor in managing the Funds for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

   The Board also considered the proposed fees and projected expenses for each Fund, and compared the fees to be charged to each Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the Fund's peer group. The Board also noted that the Advisor had agreed to contractual fee waiver arrangements to limit the expenses of each Fund. The Board also concluded that the shareholders of each Fund were likely to receive reasonable value in return for paying the fees and expenses of the Fund. The Board also concluded that, given each Fund's proposed advisory fee and the Fund's likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each Fund at the present time.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [RECYCLED RECYCLABLE LOGO]                                    DFA043012-034S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF    RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                 REGISTRANT
------------------------------------    --------------------------------------
U.S. Targeted Value Portfolio           Series of Registrant

U.S. Small Cap Value Portfolio          Series of Registrant

U.S. Core Equity 1 Portfolio            Series of Registrant

U.S. Core Equity 2 Portfolio            Series of Registrant

U.S. Vector Equity Portfolio            Series of Registrant

U.S. Small Cap Portfolio                Series of Registrant

U.S. Micro Cap Portfolio                Series of Registrant

DFA Real Estate Securities Portfolio    Series of Registrant

Large Cap International Portfolio       Series of Registrant

International Core Equity Portfolio     Series of Registrant

DFA International Real Estate           Series of Registrant
  Securities Portfolio

DFA International Small Cap Value       Series of Registrant
  Portfolio

International Vector Equity Portfolio   Series of Registrant

Emerging Markets Core Equity Portfolio  Series of Registrant

The U.S. Large Cap Value Series         Master fund for U.S. Large Cap Value
                                        Portfolio

The DFA International Value Series      Master fund for LWAS/DFA International
                                        High Book to Market Portfolio

The Japanese Small Company Series       Master fund for Japanese Small Company
                                        Portfolio

The Asia Pacific Small Company Series   Master fund for Asia Pacific Small
                                        Company Portfolio

NAME OF ENTITY FOR WHICH SCHEDULE OF    RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                 REGISTRANT
------------------------------------    --------------------------------------
The United Kingdom Small Company Series Master fund for United Kingdom Small
                                        Company Portfolio

The Continental Small Company Series    Master fund for Continental Small
                                        Company Portfolio

The Emerging Markets Series             Master fund for Emerging Markets
                                        Portfolio

The Emerging Markets Small Cap Series   Master fund for Emerging Markets Small
                                        Cap Portfolio

Dimensional Emerging Markets Value Fund Master fund for Emerging Markets Value
                                        Portfolio

U.S. Social Core Equity 2 Portfolio     Series of Registrant

U.S. Sustainability Core 1 Portfolio    Series of Registrant

International Sustainability Core 1     Series of Registrant
  Portfolio

DFA International Value ex Tobacco      Series of Registrant
  Portfolio

Emerging Markets Social Core Equity     Series of Registrant
  Portfolio

Tax-Managed U.S. Equity Portfolio       Series of Registrant

Tax-Managed U.S. Targeted Value         Series of Registrant
  Portfolio

Tax-Managed U.S. Small Cap Portfolio    Series of Registrant

T.A. U.S. Core Equity 2 Portfolio       Series of Registrant

Tax-Managed DFA International Value     Series of Registrant
  Portfolio

T.A. World ex U.S. Core Equity          Series of Registrant
  Portfolio

The Tax-Managed U.S. Marketwide Value   Master fund for Tax-Managed U.S.
  Series                                Marketwide Value Portfolio

CSTG&E U.S. Social Core Equity 2        Series of Registrant
  Portfolio

CSTG&E International Social Core        Series of Registrant
  Equity Portfolio

VA U.S. Targeted Value Portfolio        Series of Registrant

VA U.S. Large Value Portfolio           Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF    RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                 REGISTRANT
------------------------------------    --------------------------------------
VA International Value Portfolio        Series of Registrant

VA International Small Portfolio        Series of Registrant

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR    American Depositary Receipt
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GDR    Global Depository Receipt
NVDR   Non-Voting Depository Receipt
P.L.C. Public Limited Company
REIT   Real Estate Investment Trust
SA     Special Assessment
STRIP  Seperate Trading of Registered Interest and Principal of Securities

Investment Footnotes

+      See Note B to Financial Statements.
++     Securities have generally been fair valued. See Note B to Financial
       Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from Securities on Loan.
..      Security is being fair valued as of April 30, 2012.
(r)    The adjustable or variable rate shown is effective as of April 30, 2012.
--     Amounts designated as -- are either zero or rounded to zero.
(S)    Affiliated Fund.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
  COMMON STOCKS -- (86.7%)
  Consumer Discretionary -- (14.2%)
     *1-800-FLOWERS.COM, Inc. Class A....................... 124,604 $   371,320
      A.H. Belo Corp. Class A...............................  96,027     423,479
      Aaron's, Inc..........................................  98,821   2,684,967
      Acme United Corp......................................  12,718     138,499
      Amcon Distributing Co.................................     228      15,319
     #American Greetings Corp. Class A......................  38,000     608,000
     *America's Car-Mart, Inc...............................  56,120   2,578,153
     *Archipelago Learning, Inc.............................  67,215     744,070
     *Arctic Cat, Inc.......................................  65,328   2,890,111
      Ark Restaurants Corp..................................  11,370     173,449
     *Asbury Automotive Group, Inc..........................  49,500   1,382,040
     *Ascent Capital Group, Inc. Class A....................  61,386   3,161,379
    #*AutoNation, Inc.......................................   8,392     290,195
     *Ballantyne Strong, Inc................................  52,099     329,266
    #*Barnes & Noble, Inc................................... 257,505   5,343,229
      Bassett Furniture Industries, Inc.....................  48,352     519,300
     *Beasley Broadcast Group, Inc. Class A.................  15,520      79,152
    #*Beazer Homes USA, Inc................................. 386,381   1,197,781
      bebe stores, inc...................................... 370,532   3,038,362
      Belo Corp. Class A.................................... 103,135     695,130
      Benihana, Inc.........................................  58,351     804,660
      Big 5 Sporting Goods Corp.............................  58,345     488,348
     *Biglari Holdings, Inc.................................   6,438   2,615,953
     *Bluegreen Corp........................................ 141,582     750,385
      Blyth, Inc............................................  33,763   2,970,131
      Bob Evans Farms, Inc.................................. 137,688   5,265,189
     #Bon-Ton Stores, Inc. (The)............................  60,500     375,100
     #Books-A-Million, Inc..................................  53,259     169,896
      Bowl America, Inc. Class A............................   1,230      16,328
    #*Boyd Gaming Corp...................................... 273,360   2,102,138
     #Brown Shoe Co., Inc................................... 218,061   1,986,536
     #Brunswick Corp........................................  40,091   1,053,992
     *Build-A-Bear Workshop, Inc............................ 110,392     497,868
     *Cabela's, Inc......................................... 326,469  12,343,793
     *Cache, Inc............................................  71,789     447,963
     #Callaway Golf Co...................................... 301,523   1,848,336
     *Cambium Learning Group, Inc...........................  60,806     138,030
     *Canterbury Park Holding Corp..........................   8,884     101,189
     *Career Education Corp.................................  61,200     436,356
     *Carmike Cinemas, Inc..................................   7,873     104,947
      Carriage Services, Inc................................  61,421     460,658
     *Carter's, Inc.........................................  12,900     700,470
     *Casual Male Retail Group, Inc......................... 146,956     461,442
      Cato Corp. Class A....................................  10,049     279,664
     *Cavco Industries, Inc.................................  32,025   1,652,490
   #*Central European Media Enterprises, Ltd. Class A.......   3,634      28,745
    #*Charles & Colvard, Ltd................................  21,987      93,445
     *Charming Shoppes, Inc................................. 584,918   3,451,016
    #*Children's Place Retail Stores, Inc. (The)............   3,088     141,986
      Christopher & Banks Corp.............................. 138,760     259,481
      Churchill Downs, Inc..................................  58,581   3,477,368
     *Citi Trends, Inc......................................     895       9,970
    #*Clear Channel Outdoor Holdings, Inc. Class A..........  95,244     720,997
     *Coast Distribution System, Inc. (The).................   1,305       2,962
     *Cobra Electronics Corp................................  23,710     120,684
    #*Collective Brands, Inc................................ 293,947   6,105,279
      Collectors Universe, Inc..............................   8,520     137,087
    #*Conn's, Inc........................................... 155,838   2,547,951

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                           SHARES    VALUE+
                                           ------- -----------
Consumer Discretionary -- (Continued)
    Core-Mark Holding Co., Inc............  59,937 $ 2,313,568
  #*Corinthian Colleges, Inc.............. 268,069   1,029,385
   *Cost Plus, Inc........................  35,881     695,015
    CSS Industries, Inc...................  13,936     266,874
   *Culp, Inc.............................  19,010     217,665
  #*Cumulus Media, Inc. Class A...........  20,443      74,208
   *Cybex International, Inc..............  21,575      50,054
  #D.R. Horton, Inc....................... 375,170   6,134,030
   *dELiA*s, Inc..........................  74,878     115,312
   *Delta Apparel, Inc....................  32,080     459,065
    Destination Maternity Corp............  10,608     210,463
  .#*DGSE Cos., Inc.......................     591       4,391
   *Digital Generation, Inc...............  26,188     243,025
   #Dillard's, Inc. Class A............... 240,649  15,536,299
  #*DineEquity, Inc.......................  82,392   4,002,603
   *Dixie Group, Inc. (The)...............  22,865      88,716
   *Dorman Products, Inc..................   1,367      65,315
    Dover Downs Gaming &
      Entertainment, Inc..................  38,050     102,735
   *Dover Motorsports, Inc................  12,359      17,921
  #*DreamWorks Animation SKG, Inc.
    Class A...............................  94,887   1,708,915
   *Drew Industries, Inc..................  67,519   2,010,716
  #*Duckwall-ALCO Stores, Inc.............   2,172      17,398
   *E.W. Scripps Co. Class A (The)........ 229,697   2,104,025
  #*Education Management Corp.............  34,458     427,279
   Educational Development Corp...........   2,346      10,815
   *Emerson Radio Corp....................  89,291     181,261
  #*Entercom Communications Corp..........  34,688     214,719
    Escalade, Inc.........................   2,143      12,515
  #Ethan Allen Interiors, Inc.............  49,698   1,152,994
   *Exide Technologies....................  66,275     190,872
   *Federal-Mogul Corp.................... 163,049   2,108,224
   #Finish Line, Inc. Class A (The).......  26,077     580,474
   *Fisher Communications, Inc............  40,982   1,343,800
    Flexsteel Industries, Inc.............  17,045     341,070
   #Foot Locker, Inc...................... 404,082  12,360,868
    Fred's, Inc. Class A.................. 184,703   2,644,947
    Frisch's Restaurants, Inc.............   1,624      43,133
  #*Fuel Systems Solutions, Inc...........  92,872   2,177,848
   *Full House Resorts, Inc...............  73,164     223,150
   *Furniture Brands International, Inc... 200,568     316,897
   *Gaiam, Inc. Class A...................  47,402     187,238
   #GameStop Corp. Class A................ 635,798  14,470,762
    Gaming Partners International Corp....  17,120     115,902
   #Gannett Co., Inc...................... 338,952   4,684,317
  #*Gaylord Entertainment Co.............. 200,672   6,317,155
   *Genesco, Inc.......................... 108,122   8,109,150
   *G-III Apparel Group, Ltd..............  36,314     975,031
   *Golfsmith International Holdings, Inc.   6,065      28,384
  #*Gray Television, Inc.................. 168,991     304,184
   *Great Wolf Resorts, Inc............... 122,654     961,607
   #Group 1 Automotive, Inc............... 146,690   8,490,417
   *Hallwood Group, Inc. (The)............     101       1,040
    Harte-Hanks, Inc...................... 216,581   1,819,280
    Haverty Furniture Cos., Inc...........  90,668   1,088,016
    Haverty Furniture Cos., Inc. Class A..     200       2,460
   *Heelys, Inc...........................  97,307     236,456
   *Helen of Troy, Ltd.................... 148,060   5,122,876
  #*hhgregg, Inc.......................... 122,869   1,285,210
   *Hollywood Media Corp..................   6,339       6,973
    Hooker Furniture Corp.................  54,414     644,262
    Hot Topic, Inc........................ 273,884   2,684,063

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
  #*Iconix Brand Group, Inc................................. 354,283 $ 5,434,701
    International Speedway Corp. Class A.................... 126,293   3,370,760
   *Isle of Capri Casinos, Inc.............................. 134,716     841,975
   *J. Alexander's Corp.....................................   6,339      54,452
   #JAKKS Pacific, Inc......................................  74,063   1,412,381
    Jarden Corp............................................. 171,458   7,189,234
   *Johnson Outdoors, Inc. Class A..........................  16,469     304,182
    Jones Group, Inc. (The)................................. 380,255   4,266,461
   *Journal Communications, Inc. Class A.................... 295,845   1,239,591
   #KB Home................................................. 256,738   2,228,486
   *Kenneth Cole Productions, Inc. Class A..................  44,717     712,342
   *Kid Brands, Inc.........................................  72,321     169,954
   *Kirkland's, Inc.........................................  61,577     901,487
  #*K-Swiss, Inc. Class A...................................  86,948     319,969
    Lacrosse Footwear, Inc..................................  13,558     174,898
   *Lakeland Industries, Inc................................  27,527     287,657
   *La-Z-Boy, Inc........................................... 239,295   3,606,176
   *LeapFrog Enterprises, Inc............................... 111,824   1,044,436
   *Lee Enterprises, Inc.................................... 149,966     169,462
   #Lennar Corp. Class A.................................... 638,026  17,698,841
    Lennar Corp. Class B Voting.............................  64,000   1,448,320
   *Liberty Media Corp.--Liberty Capital Class A............   8,686     759,504
  #*Life Time Fitness, Inc..................................  18,913     880,589
    Lifetime Brands, Inc....................................  57,345     668,069
    Lincoln Educational Services Corp.......................  38,993     286,209
    Lithia Motors, Inc. Class A............................. 106,247   2,850,607
  #*Live Nation Entertainment, Inc.......................... 771,096   6,986,130
   *Luby's, Inc............................................. 121,081     741,016
   *M/I Homes, Inc..........................................  89,334   1,188,142
    Mac-Gray Corp...........................................  60,447     900,660
  #*Madison Square Garden Co. Class A (The)................. 158,485   5,700,705
    Marcus Corp............................................. 106,855   1,336,756
   *MarineMax, Inc.......................................... 122,753   1,308,547
  #*Martha Stewart Living Omnimedia Class A.................  28,103     100,328
    Matthews International Corp. Class A....................  15,661     469,830
   *McClatchy Co. Class A (The).............................  89,190     242,597
   #MDC Holdings, Inc....................................... 184,395   5,183,343
  #*Media General, Inc. Class A.............................  17,525      62,564
    Men's Wearhouse, Inc. (The)............................. 259,084   9,596,471
   #Meredith Corp...........................................  54,254   1,564,143
   *Meritage Homes Corp..................................... 153,782   4,365,871
   *Modine Manufacturing Co................................. 171,007   1,350,955
   *Mohawk Industries, Inc.................................. 318,323  21,334,007
   *Monarch Casino & Resort, Inc............................  31,152     301,551
  #*Motorcar Parts of America, Inc..........................  42,052     317,913
    Movado Group, Inc.......................................  87,836   2,490,151
   *MTR Gaming Group, Inc...................................  43,655     222,204
   *Multimedia Games Holding Co., Inc.......................  95,823   1,088,549
   *Nathan's Famous, Inc....................................   6,583     157,926
   *Nautilus, Inc...........................................  76,785     198,873
   *Navarre Corp............................................   3,267       5,913
   *New Frontier Media, Inc.................................  71,919     112,913
   *New York & Co., Inc..................................... 225,973     892,593
   *New York Times Co. Class A (The)........................ 149,017     940,297
   *Nobility Homes, Inc.....................................     946       6,830
   *Office Depot, Inc....................................... 440,736   1,339,837
  #*OfficeMax, Inc.......................................... 205,841     957,161
   *Orbitz Worldwide, Inc...................................  62,565     228,362
   *Orient-Express Hotels, Ltd. Class A..................... 393,065   4,201,865
    Outdoor Channel Holdings, Inc........................... 101,341     749,923
   *P & F Industries, Inc. Class A..........................   1,458       6,444

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Pacific Sunwear of California, Inc......................  20,754 $   30,508
   #Penske Automotive Group, Inc............................ 315,749  8,348,404
    Pep Boys--Manny, Moe & Jack (The)....................... 259,101  3,868,378
   *Perfumania Holdings, Inc................................  13,797    110,928
   *Perry Ellis International, Inc..........................  76,500  1,431,315
   *Pinnacle Entertainment, Inc............................. 150,351  1,668,896
  #*PulteGroup, Inc......................................... 258,870  2,547,281
   *Quiksilver, Inc......................................... 722,532  2,499,961
    R.G. Barry Corp.........................................  28,163    358,797
  #*Radio One, Inc. Class D.................................  27,261     30,532
   #RadioShack Corp......................................... 152,177    788,277
   *Reading International, Inc. Class A.....................   8,787     43,584
   *Red Lion Hotels Corp....................................  86,725    723,286
   *Red Robin Gourmet Burgers, Inc..........................  88,549  3,157,657
   #Regis Corp.............................................. 268,730  4,931,196
    Rent-A-Center, Inc...................................... 263,188  9,003,661
   *Rick's Cabaret International, Inc.......................  45,075    417,845
   *Rocky Brands, Inc.......................................  34,505    488,246
   *Ruby Tuesday, Inc....................................... 228,961  1,556,935
   *Ruth's Hospitality Group, Inc...........................  67,804    469,204
    Ryland Group, Inc. (The)................................ 166,434  3,746,429
   *Saga Communications, Inc. Class A.......................  12,163    458,059
  #*Saks, Inc............................................... 755,984  8,285,585
    Salem Communications Corp. Class A......................  20,553    110,164
    Scholastic Corp......................................... 150,930  4,610,912
  #*School Specialty, Inc...................................  64,396    210,575
  #*Scientific Games Corp. Class A.......................... 125,838  1,278,514
    Service Corp. International............................. 527,204  6,105,022
    Shiloh Industries, Inc..................................  33,437    307,286
   *Shoe Carnival, Inc......................................  99,364  1,931,646
    Sinclair Broadcast Group, Inc. Class A..................  35,237    362,236
   #Six Flags Entertainment Corp............................     381     18,254
  #*Skechers U.S.A., Inc. Class A........................... 195,440  3,648,865
    Skyline Corp............................................  27,646    151,777
   *Smith & Wesson Holding Corp.............................  14,739    121,597
   #Sonic Automotive, Inc. Class A.......................... 206,790  3,478,208
   *Spanish Broadcasting System, Inc........................   4,790     29,985
    Spartan Motors, Inc..................................... 157,834    686,578
   #Speedway Motorsports, Inc............................... 190,470  3,249,418
   *Sport Chalet, Inc. Class A..............................   8,807     11,537
   *Sport Chalet, Inc. Class B..............................   2,311      3,894
    Stagee Stores, Inc...................................... 180,381  2,754,418
    Standard Motor Products, Inc............................ 151,062  2,276,504
  #*Standard Pacific Corp...................................  37,670    190,610
   *Stanley Furniture Co., Inc..............................  48,602    218,709
   *Stein Mart, Inc......................................... 166,043  1,065,996
   *Steinway Musical Instruments, Inc.......................  58,857  1,483,785
   #Stewart Enterprises, Inc. Class A....................... 371,064  2,345,124
   *Stoneridge, Inc.........................................  36,587    315,380
    Strattec Security Corp..................................   4,900    106,820
    Superior Industries International, Inc.................. 153,618  2,628,404
    Superior Uniform Group, Inc.............................   5,139     60,383
   *Syms Corp...............................................  39,541    410,831
   *Systemax, Inc...........................................  60,158  1,032,913
    Tandy Leather Factory, Inc..............................   2,281     11,724
   #Thor Industries, Inc....................................   5,745    194,353
    *Toll Brothers, Inc..................................... 358,683  9,110,548
   *Trans World Entertainment Corp..........................   3,244      7,234
   *Tuesday Morning Corp.................................... 200,589    810,380
  #*Unifi, Inc..............................................  96,247  1,070,267
  #*Universal Electronics, Inc..............................  27,178    459,852

U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                     SHARES      VALUE+
                                                    --------- ------------
Consumer Discretionary -- (Continued)
   #Vail Resorts, Inc..............................   110,071 $  4,488,695
  #*Valassis Communications, Inc...................    40,393      807,860
   #Value Line, Inc................................       845       10,284
  #*Valuevision Media, Inc. Class A................    22,320       36,158
   *VOXX International Corp........................   100,744    1,278,441
   #Washington Post Co. Class B....................    27,260   10,308,914
   *Wells-Gardner Electronics Corp.................     3,878        7,950
    Wendy's Co. (The).............................. 1,792,132    8,727,683
   *West Marine, Inc...............................   115,748    1,355,409
   *Wet Seal, Inc. Class A (The)...................   471,821    1,552,291
    Weyco Group, Inc...............................     9,668      235,803
  #*WMS Industries, Inc............................   128,675    3,153,824
  #*Zale Corp......................................   151,765      415,836
                                                              ------------
    Total Consumer Discretionary...................            476,352,309
                                                              ------------
    Consumer Staples -- (3.8%)
    Alico, Inc.....................................     6,367      144,786
   *Alliance One International, Inc................   447,272    1,583,343
    Andersons, Inc. (The)..........................    87,478    4,408,891
   #B&G Foods, Inc.................................   186,749    4,153,298
   #Cal-Maine Foods, Inc...........................    17,372      625,913
    CCA Industries, Inc............................    24,286      113,173
  #*Central European Distribution Corp.............   143,477      700,168
   *Central Garden & Pet Co........................    79,373      839,766
   *Central Garden & Pet Co. Class A...............   192,018    2,052,672
   *Chiquita Brands International, Inc.............   156,544    1,330,624
    Coca-Cola Bottling Co. Consolidated............    10,035      643,745
   *Constellation Brands, Inc. Class A.............   374,359    8,086,154
   *Constellation Brands, Inc. Class B.............       200        4,350
   *Craft Brew Alliance, Inc.......................    52,271      402,487
  #*Darling International, Inc.....................    36,849      603,587
   *Dean Foods Co..................................   118,444    1,454,492
  #*Dole Food Co., Inc.............................   308,532    2,616,351
   *Elizabeth Arden, Inc...........................    95,659    3,728,788
   *Farmer Bros. Co................................    52,421      477,031
    Fresh Del Monte Produce, Inc...................   279,979    6,487,113
    Golden Enterprises, Inc........................    16,803       58,811
    Griffin Land & Nurseries, Inc..................    12,781      307,766
   *Hain Celestial Group, Inc (The)................   217,855   10,304,542
  #*Imperial Sugar Co..............................    37,825      153,191
    Ingles Markets, Inc. Class A...................    59,938    1,042,322
    Inter Parfums, Inc.............................    78,639    1,238,564
    J & J Snack Foods Corp.........................       346       19,397
   *John B. Sanfilippo & Son, Inc..................    32,963      476,645
   *Mannatech, Inc.................................     2,230       10,124
    MGP Ingredients, Inc...........................    55,785      259,400
    Nash-Finch Co..................................    71,489    1,794,374
  #*Natural Alternatives International, Inc........    12,132       79,950
   *Nutraceutical International Corp...............    56,298      863,048
    Oil-Dri Corp. of America.......................    10,298      217,906
   *Omega Protein Corp.............................   104,830      750,583
    Orchids Paper Products Co......................    12,421      223,578
   *Overhill Farms, Inc............................     2,806       12,739
   *Pantry, Inc. (The).............................   100,982    1,288,530
   *Physicians Formula Holdings, Inc...............    65,127      201,894
   *Pilgrim's Pride Corp...........................   168,976    1,206,489
  #*Post Holdings, Inc.............................    69,433    2,065,632
   *Prestige Brands Holdings, Inc..................   289,720    4,922,343
  #*Ralcorp Holdings, Inc..........................   138,866   10,110,833
    Reliv' International, Inc......................       600          870
  #Sanderson Farms, Inc............................   107,587    5,552,565

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                        SHARES      VALUE+
                                       --------- ------------
Consumer Staples -- (Continued)
   *Schiff Nutrition
     International, Inc...............     1,336 $     21,977
   *Seneca Foods Corp. Class A........    26,550      618,350
   *Seneca Foods Corp. Class B........        40          935
   *Smart Balance, Inc................   275,433    1,625,055
  #*Smithfield Foods, Inc.............   767,800   16,093,088
   #Snyders-Lance, Inc................    19,177      496,301
    Spartan Stores, Inc...............   108,525    1,978,411
  #*Spectrum Brands Holdings, Inc.....   112,266    3,874,300
   #SUPERVALU, Inc.................... 1,180,500    7,012,170
   *Susser Holdings Corp..............   101,402    2,706,419
   #Tootsie Roll Industries, Inc......    24,584      585,345
   *TreeHouse Foods, Inc..............    29,870    1,717,824
   #Universal Corp....................   108,529    4,973,884
   Village Super Market, Inc..........    19,957      550,813
   #Weis Markets, Inc.................    75,451    3,365,115
                                                 ------------
Total Consumer Staples................            129,238,815
                                                 ------------

Energy -- (7.9%)
    Adams Resources & Energy, Inc.....    14,223      863,763
    Alon USA Energy, Inc..............   167,443    1,513,685
  #*Approach Resources, Inc...........    87,580    3,142,370
   *Barnwell Industries, Inc..........    21,188       66,848
   *Basic Energy Services, Inc........   141,571    2,038,622
   #Berry Petroleum Co. Class A.......     3,400      154,870
  #*Bill Barrett Corp.................   201,177    4,824,224
    Bolt Technology Corp..............    40,803      582,259
  #*BPZ Resources, Inc................   323,555    1,310,398
   #Bristow Group, Inc................   167,782    8,196,151
   *Cal Dive International, Inc.......    59,915      231,871
   *Callon Petroleum Co...............    70,398      409,012
  #*Clayton Williams Energy, Inc......    10,007      735,915
   *Cloud Peak Energy, Inc............   109,805    1,689,899
   *Comstock Resources, Inc...........   161,413    2,836,026
   *Contango Oil & Gas Co.............    16,713      906,847
   *CREDO Petroleum Corp..............     6,402       65,364
   *Crimson Exploration, Inc..........   112,573      613,523
    Crosstex Energy, Inc..............   230,307    3,431,574
   *CVR Energy, Inc...................   317,335    9,634,291
   *Dawson Geophysical Co.............    46,821    1,257,144
    Delek US Holdings, Inc............   163,820    2,670,266
   *Double Eagle Petroleum Co.........    51,492      282,691
  #*Endeavour International Corp......   177,497    2,215,163
  #*Energy Partners, Ltd..............   180,430    2,937,400
   *ENGlobal Corp.....................    50,044      100,088
   *Exterran Holdings, Inc............   246,239    3,326,689
   *Forbes Energy Services, Ltd.......     1,114        6,216
  #*Forest Oil Corp...................   393,428    5,240,461
   *Gastar Exploration, Ltd...........    18,188       51,108
   *GeoResources, Inc.................    87,243    3,289,934
  #*Green Plains Renewable
    Energy, Inc.......................   156,342    1,249,173
    Gulf Island Fabrication, Inc......    72,323    2,026,490
   *Gulfmark Offshore, Inc. Class A...   124,929    6,017,830
  #*Harvest Natural Resources, Inc....   194,361    1,337,204
  #*Heckmann Corp.....................   141,866      539,091
   *Helix Energy Solutions Group, Inc.   494,307   10,088,806
   *Hercules Offshore, Inc............   638,064    3,241,365
   *HKN, Inc..........................    51,807      118,120
  #*HollyFrontier Corp................    14,999      462,269
   *Hornbeck Offshore Services, Inc...   169,300    7,047,959
  #*Lucas Energy, Inc.................    51,945       96,618
  #*Magnum Hunter Resources Corp......   142,630      885,732

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
Energy -- (Continued)
   *Matrix Service Co.......................................    98,738 $  1,347,774
  #*Mexco Energy Corp.......................................     6,763       49,032
   *Mitcham Industries, Inc.................................    57,917    1,376,108
   *Nabors Industries, Ltd..................................    19,957      332,284
   *Natural Gas Services Group, Inc.........................    60,748      792,154
   *Newpark Resources, Inc..................................   480,197    3,054,053
   #Overseas Shipholding Group, Inc.........................   109,753    1,284,110
   *Parker Drilling Co......................................   597,206    3,087,555
  #*Patriot Coal Corp.......................................   220,286    1,284,267
   #Patterson-UTI Energy, Inc...............................   442,089    7,148,579
    Penn Virginia Corp......................................   151,400      775,168
   *Petroleum Development Corp..............................   109,614    3,769,625
  #*PetroQuest Energy, Inc..................................   201,281    1,215,737
   *PHI, Inc. Non-Voting....................................    64,150    1,708,315
   *PHI, Inc. Voting........................................       175        4,352
   *Pioneer Drilling Co.....................................   336,370    2,650,596
   *Plains Exploration & Production Co......................   448,065   18,303,455
   *Pyramid Oil Co..........................................       100          469
  #*Rex Energy Corp.........................................   209,576    2,202,644
  #*Rowan Cos., Inc.........................................   582,465   20,112,516
   *SEACOR Holdings, Inc....................................    97,504    9,061,047
   *SemGroup Corp. Class A..................................    35,317    1,123,081
    Ship Finance International, Ltd.........................     9,074      125,675
  #*Stone Energy Corp.......................................   127,805    3,584,930
    Sunoco, Inc.............................................   258,294   12,731,311
   *Superior Energy Services, Inc...........................    91,200    2,455,104
   *Swift Energy Co.........................................   215,676    6,524,199
    Teekay Corp.............................................   186,647    6,737,957
   *Tesco Corp..............................................     6,111       99,793
   *Tesoro Corp.............................................   728,585   16,939,601
   *TETRA Technologies, Inc.................................   369,630    3,219,477
   *TGC Industries, Inc.....................................    29,795      339,959
    Tidewater, Inc..........................................   241,811   13,306,859
  #*Triangle Petroleum Corp.................................   126,946      826,418
   *Union Drilling, Inc.....................................    84,472      470,509
   *Unit Corp...............................................   205,746    8,692,768
   *VAALCO Energy, Inc......................................   191,900    1,740,533
   *Warren Resources, Inc...................................   167,683      518,140
   #Western Refining, Inc...................................   423,850    8,074,342
   *Willbros Group, Inc.....................................   156,074      842,800
                                                                       ------------
Total Energy................................................            265,648,625
                                                                       ------------
Financials -- (21.2%)
   *1st Constitution Bancorp................................       442        3,669
    1st Source Corp.........................................    90,209    2,046,842
   *1st United Bancorp, Inc.................................    20,585      124,745
   *21st Century Holding Co.................................    27,890      122,995
    Access National Corp....................................     8,468      108,052
   *Affirmative Insurance Holdings, Inc.....................    32,836       16,577
   *Allegheny Corp..........................................    16,261    5,575,897
    Alliance Bancorp, Inc. of Pennsylvania..................       770        8,932
    Alliance Financial Corp.................................    13,566      413,899
    Allied World Assurance Co. Holdings AG..................   186,577   13,426,081
    Alterra Capital Holdings, Ltd...........................   420,574   10,064,336
   *American Capital, Ltd................................... 1,116,778   11,089,606
    American Equity Investment Life Holding Co..............   325,267    3,987,773
    American Financial Group, Inc...........................   457,000   17,786,440
   *American Independence Corp..............................       300        1,326
    American National Bankshares, Inc.......................    14,154      331,628
    American National Insurance Co..........................    42,887    3,010,667
   *American River Bankshares...............................     1,626       11,837

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   *American Safety Insurance Holdings, Ltd.................  49,446 $   936,013
   *Ameris Bancorp..........................................  85,613   1,061,601
   *AMERISAFE, Inc..........................................  99,481   2,658,132
   *AmeriServ Financial, Inc................................  36,909     108,882
    Argo Group International Holdings, Ltd.................. 144,184   4,161,150
    Aspen Insurance Holdings, Ltd........................... 324,387   9,186,640
   #Associated Banc-Corp.................................... 424,960   5,664,717
    Assurant, Inc........................................... 429,284  17,317,317
    Assured Guaranty, Ltd................................... 611,709   8,674,034
   #Astoria Financial Corp.................................. 335,461   3,250,617
   *Atlantic Coast Financial Corp...........................   4,033       8,469
    Auburn National Bancorporation, Inc.....................     307       6,861
   *AV Homes, Inc...........................................  42,207     526,321
    Axis Capital Holdings, Ltd.............................. 571,529  19,443,417
    Baldwin & Lyons, Inc. Class A...........................     253       6,527
    Baldwin & Lyons, Inc. Class B...........................  12,195     265,485
   #Bancfirst Corp..........................................  23,944     998,465
   *Bancorp, Inc............................................ 127,149   1,305,820
   #BancorpSouth, Inc....................................... 147,672   1,989,142
  #*BancTrust Financial Group, Inc..........................  62,398     131,660
    Bank Mutual Corp........................................ 135,254     527,491
    Bank of Commerce Holdings...............................   4,800      20,448
    Bank of Kentucky Financial Corp.........................   1,534      38,672
    BankFinancial Corp...................................... 106,520     709,423
    Banner Corp.............................................  64,324   1,411,912
    Bar Harbor Bankshares...................................   7,735     286,195
   *BBCN Bancorp, Inc....................................... 192,419   2,112,761
   #BCB Bancorp, Inc........................................   3,509      36,353
   *BCSB Bancorp, Inc.......................................     238       3,308
    Beacon Federal Bancorp, Inc.............................     391       5,083
   *Beneficial Mutual Bancorp, Inc..........................  22,268     193,064
    Berkshire Hills Bancorp, Inc............................  97,468   2,211,549
   *BofI Holding, Inc.......................................  52,477     932,516
   #Boston Private Financial Holdings, Inc.................. 387,727   3,613,616
   *Bridge Capital Holdings.................................   1,105      16,895
    Brookline Bancorp, Inc.................................. 256,330   2,301,843
    Bryn Mawr Bank Corp.....................................   8,861     190,423
    C&F Financial Corp......................................     221       6,950
    Calamos Asset Management, Inc...........................  46,455     600,199
    California First National Bancorp.......................   3,231      51,373
   *Camco Financial Corp....................................     411         991
    Camden National Corp....................................   7,003     227,738
   *Cape Bancorp, Inc.......................................   3,253      26,479
   #Capital City Bank Group, Inc............................  68,597     572,785
    Capital Southwest Corp..................................  17,318   1,657,679
    CapitalSource, Inc...................................... 572,454   3,692,328
   #Capitol Federal Financial, Inc..........................  55,574     656,329
    Cardinal Financial Corp................................. 140,938   1,701,122
   #Cash America International, Inc.........................  72,526   3,390,591
    Cathay General Bancorp.................................. 311,984   5,372,364
   #Center Bancorp, Inc.....................................  49,277     520,858
    Centerstate Banks, Inc..................................  83,457     670,994
    Central Bancorp, Inc....................................     558      10,105
   *Central Pacific Financial Corp..........................  13,570     192,965
    Century Bancorp, Inc. Class A...........................   3,747     102,930
    CFS Bancorp, Inc........................................   1,152       6,394
    Chemical Financial Corp.................................  79,068   1,745,031
   *Chicopee Bancorp, Inc...................................   1,885      27,144
   #Cincinnati Financial Corp............................... 120,128   4,278,959
  #*Citizens Community Bancorp, Inc.........................   6,617      40,827
    Citizens Holding Co.....................................   1,103      20,681

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   *Citizens, Inc...........................................    75,121 $   721,913
   #City Holding Co.........................................     3,383     112,823
    Clifton Savings Bancorp, Inc............................     1,976      20,195
   #CNB Financial Corp......................................     3,965      65,185
   *CNO Financial Group, Inc................................ 1,174,038   8,535,256
    CoBiz Financial, Inc....................................   138,020     862,625
    Codorus Valley Bancorp, Inc.............................       276       3,809
   *Colonial Financial Services, Inc........................       522       7,034
    Columbia Banking System, Inc............................   139,753   2,863,539
    Commercial National Financial Corp......................     1,267      31,548
   #Community Bank System, Inc..............................   126,388   3,554,031
    Community Trust Bancorp, Inc............................    60,257   1,925,211
   *Community West Bancshares...............................       367         835
  #*CompuCredit Holdings Corp...............................   103,800     571,938
   #Consolidated-Tokoma Land Co.............................    10,718     315,109
   *Cowen Group, Inc. Class A...............................   257,971     650,087
   #CVB Financial Corp......................................    26,858     310,747
    Delphi Financial Group, Inc. Class A....................   226,679  10,295,760
    Dime Community Bancshares, Inc..........................   129,609   1,796,381
    Donegal Group, Inc. Class A.............................    77,886   1,060,807
    Donegal Group, Inc. Class B.............................        59       1,033
   *E*Trade Financial Corp..................................   179,266   1,905,598
    Eastern Insurance Holdings, Inc.........................    45,624     698,047
    Edelman Financial Group, Inc............................   144,785   1,278,452
    EMC Insurance Group, Inc................................    53,425   1,056,212
    Employers Holdings, Inc.................................   112,256   1,944,274
   *Encore Bancshares, Inc..................................    32,733     671,354
    Endurance Specialty Holdings, Ltd.......................   207,456   8,335,582
   *Enstar Group, Ltd.......................................     9,204     866,741
   #Enterprise Bancorp, Inc.................................     4,616      74,271
    Enterprise Financial Services Corp......................    46,151     557,966
    ESB Financial Corp......................................    37,965     509,870
    ESSA Bancorp, Inc.......................................    79,429     774,433
    Evans Bancorp, Inc......................................       163       2,447
    Everest Re Group, Ltd...................................   180,323  17,870,009
   *Farmers Capital Bank Corp...............................     1,687      10,881
    FBL Financial Group, Inc. Class A.......................   135,390   3,942,557
    Federal Agricultural Mortgage Corp. Class C.............    60,517   1,383,419
    Fidelity Southern Corp..................................    10,696      90,810
    Financial Institutions, Inc.............................    26,477     447,991
   *First Acceptance Corp...................................    82,671     127,313
    First Advantage Bancorp.................................       539       7,118
   #First American Financial Corp...........................   383,256   6,419,538
    First Bancorp...........................................    62,214     623,384
   *First BanCorp...........................................     3,638      15,498
   #First Bancorp, Inc......................................    18,383     266,737
    First Bancshares, Inc. (The)............................       137       1,259
    First Busey Corp........................................   222,197   1,030,994
    First Business Financial Services, Inc..................       614      13,944
   *First California Financial Group, Inc...................    25,119     137,150
    First Citizens BancShares, Inc. Class A.................     9,439   1,635,779
    First Commonwealth Financial Corp.......................   491,400   3,159,702
    First Community Bancshares, Inc.........................    40,044     536,189
    First Defiance Financial Corp...........................    42,037     722,196
  #*First Federal Bancshares of Arkansas, Inc...............     4,332      40,937
   #First Financial Bancorp.................................    88,889   1,494,224
    First Financial Corp....................................    45,307   1,359,210
    First Financial Holdings, Inc...........................    58,436     674,351
   *First Financial Northwest, Inc..........................    97,328     773,758
    First Interstate BancSystem, Inc........................    30,724     432,901
    First M&F Corp..........................................     2,708      11,807

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *First Marblehead Corp. (The)............................ 260,551 $  276,184
    First Merchants Corp.................................... 124,708  1,537,650
    First Midwest Bancorp, Inc.............................. 274,147  2,919,666
    First Niagara Financial Group, Inc...................... 638,207  5,705,571
    First Pactrust Bancorp, Inc.............................  18,979    208,579
   *First South Bancorp, Inc................................   6,484     27,946
  #*First United Corp.......................................     517      4,265
   *First West Virginia Bancorp.............................      61        982
    Firstbank Corp..........................................     301      2,995
   *FirstCity Financial Corp................................  34,485    285,191
    FirstMerit Corp......................................... 121,609  2,043,031
    Flagstone Reinsurance Holdings SA....................... 317,085  2,378,138
    Flushing Financial Corp................................. 144,913  1,888,216
   #FNB Corp................................................ 478,255  5,428,194
   *Forestar Group, Inc.....................................  47,004    722,922
    Fox Chase Bancorp, Inc..................................  20,996    267,069
   *Genworth Financial, Inc. Class A........................ 339,619  2,041,110
   #German American Bancorp, Inc............................  29,416    560,081
    GFI Group, Inc.......................................... 179,728    593,102
   #Glacier Bancorp, Inc....................................  80,996  1,206,840
   *Global Indemnity P.L.C..................................  81,077  1,460,197
   #Great Southern Bancorp, Inc.............................  50,276  1,208,635
   *Greene Bancshares, Inc..................................  47,007     77,562
   *Greenlight Capital Re, Ltd. Class A.....................  47,979  1,194,677
   *Guaranty Bancorp........................................ 121,054    236,055
   *Guaranty Federal Bancshares, Inc........................     348      2,874
   *Hallmark Financial Services, Inc........................ 100,040    752,301
    Hampden Bancorp, Inc....................................  20,730    257,052
   *Hanmi Financial Corp....................................  55,955    583,611
    Hanover Insurance Group, Inc. (The)..................... 180,189  7,272,428
    Harleysville Group, Inc.................................  68,182  4,086,829
    Harleysville Savings Financial Corp.....................     655     11,528
   *Harris & Harris Group, Inc.............................. 143,300    577,499
    Hawthorn Bancshares, Inc................................     496      3,718
   #Heartland Financial USA, Inc............................  37,921    702,297
   *Heritage Commerce Corp..................................  66,275    446,694
    Heritage Financial Corp.................................  21,782    285,344
    Heritage Financial Group, Inc...........................     194      2,186
    HF Financial Corp.......................................   3,085     37,020
   *Hilltop Holdings, Inc................................... 261,601  2,074,496
    Hingham Institution for Savings.........................   1,104     63,646
   *HMN Financial, Inc......................................     600      1,710
   *Home Bancorp, Inc.......................................   5,782    100,376
    Home BancShares, Inc....................................  33,793    984,728
    Home Federal Bancorp, Inc...............................  86,137    843,281
    Homeowners Choice, Inc..................................  36,506    511,449
    HopFed Bancorp, Inc.....................................   6,953     61,812
    Horace Mann Educators Corp.............................. 189,038  3,317,617
    Horizon Bancorp.........................................      54      1,359
    Hudson Valley Holding Corp..............................  10,867    199,192
   #IBERIABANK Corp.........................................  62,292  3,181,252
   *ICG Group, Inc.......................................... 106,522  1,009,829
    Independence Holding Co.................................  55,689    591,974
   #Independent Bank Corp. (453836108)......................  99,128  2,782,523
  #*Independent Bank Corp. (453838609)......................  17,108     65,524
    Indiana Community Bancorp...............................   1,041     23,714
    Infinity Property & Casualty Corp.......................  12,200    651,602
    Interactive Brokers Group, Inc. Class A................. 103,464  1,569,549
    International Bancshares Corp........................... 211,555  4,173,980
   *Intervest Bancshares Corp. Class A......................  16,392     65,568
   *INTL. FCStone, Inc......................................   3,303     71,015

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   *Investment Technology Group, Inc........................ 154,059 $ 1,571,402
    Investors Title Co......................................   1,297      66,108
  #*Janus Capital Group, Inc................................ 284,313   2,155,093
    JMP Group, Inc..........................................  55,182     408,899
    Kaiser Federal Financial Group, Inc.....................  16,943     237,033
   #KBW, Inc................................................  28,200     480,528
    Kearny Financial Corp...................................   1,371      13,299
    Kemper Corp............................................. 263,074   7,889,589
   #Kentucky First Federal Bancorp..........................   2,419      21,166
   *Knight Capital Group, Inc............................... 308,792   4,057,527
    Lake Shore Bancorp, Inc.................................     306       3,060
    Lakeland Bancorp, Inc................................... 120,701   1,103,207
    Lakeland Financial Corp.................................  42,799   1,114,486
    Landmark Bancorp, Inc...................................     425       8,708
    Legg Mason, Inc......................................... 617,560  16,099,789
    LNB Bancorp, Inc........................................  31,120     205,392
   *Louisiana Bancorp, Inc..................................  13,988     226,606
  #*Macatawa Bank Corp...................................... 137,897     467,471
    Maiden Holdings, Ltd.................................... 177,286   1,471,474
    MainSource Financial Group, Inc.........................  83,152     972,047
    Marlin Business Services Corp...........................  57,164     839,168
   *Maui Land & Pineapple Co., Inc..........................     817       3,227
    MB Financial, Inc....................................... 223,728   4,624,458
  #*MBIA, Inc............................................... 696,135   7,017,041
  #*MBT Financial Corp......................................  37,894     115,198
    MCG Capital Corp........................................ 453,143   1,898,669
    Meadowbrook Insurance Group, Inc........................ 217,301   1,918,768
    Medallion Financial Corp................................  83,798     915,912
  #*Mercantile Bank Corp....................................  33,205     496,083
    Merchants Bancshares, Inc...............................  15,560     418,253
   *Meridian Interstate Bancorp, Inc........................  24,079     322,659
    Meta Financial Group, Inc...............................   1,149      24,209
   *Metro Bancorp, Inc......................................  64,632     747,792
   *MetroCorp Bancshares, Inc...............................   3,108      35,742
  #*MGIC Investment Corp.................................... 813,511   2,814,748
    MicroFinancial, Inc.....................................  26,299     178,833
    Mid Penn Bancorp, Inc...................................     106       1,050
    MidSouth Bancorp, Inc...................................  17,093     241,011
    MidWestOne Financial Group, Inc.........................     140       2,926
    Montpelier Re Holdings, Ltd............................. 317,012   6,505,086
    MutualFirst Financial, Inc..............................   2,954      29,865
   *NASDAQ OMX Group, Inc. (The)............................ 858,799  21,100,691
   *National Financial Partners Corp........................ 200,738   2,960,886
    National Interstate Corp................................  12,660     303,840
   #National Penn Bancshares, Inc........................... 544,650   5,021,673
    National Security Group, Inc............................   1,423      12,665
    National Western Life Insurance Co. Class A.............   1,022     139,053
    Naugatuck Valley Financial Corp.........................     385       2,876
   *Navigators Group, Inc. (The)............................  64,430   3,060,425
    NBT Bancorp, Inc........................................  37,691     774,550
    Nelnet, Inc. Class A.................................... 155,416   4,012,841
   *New Century Bancorp, Inc................................     700       3,024
    New England Bancshares, Inc.............................   5,303      57,060
    New Hampshire Thrift Bancshares, Inc....................   1,468      19,011
   *NewBridge Bancorp.......................................  33,396     145,607
   *NewStar Financial, Inc.................................. 256,825   3,048,513
   #Nicholas Financial, Inc.................................   2,315      30,627
   *North Valley Bancorp....................................   6,514      81,946
    Northeast Community Bancorp, Inc........................   9,196      53,613
   #Northfield Bancorp, Inc.................................  24,520     342,299
    Northrim Bancorp, Inc...................................   7,152     156,915

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   #Northwest Bancshares, Inc...............................   337,285 $ 4,155,351
    Norwood Financial Corp..................................       336       9,072
    Ocean Shore Holding Co..................................        92       1,053
    OceanFirst Financial Corp...............................    51,770     754,289
   *Ocwen Financial Corp....................................   237,150   3,535,907
    Ohio Valley Banc Corp...................................     1,834      34,846
   #Old National Bancorp....................................   370,233   4,746,387
   #Old Republic International Corp......................... 1,070,624  10,652,709
   *Old Second Bancorp, Inc.................................    32,787      53,443
   *OmniAmerican Bancorp, Inc...............................    11,213     224,821
    OneBeacon Insurance Group, Ltd. Class A.................   109,706   1,561,116
    Oppenheimer Holdings, Inc. Class A......................     9,099     155,229
    Oriental Financial Group, Inc...........................   180,460   2,133,037
    Oritani Financial Corp..................................    47,329     701,416
  #*Pacific Capital Bancorp.................................     6,730     306,552
    Pacific Continental Corp................................    28,795     255,988
   *Pacific Mercantile Bancorp..............................    38,591     230,388
   *Pacific Premier Bancorp, Inc............................     1,896      14,751
    PacWest Bancorp.........................................    53,822   1,282,040
   #Park National Corp......................................    11,919     801,553
   *Park Sterling Corp......................................    21,079      99,282
    PartnerRe, Ltd..........................................   252,106  17,551,620
   #Peapack-Gladstone Financial Corp........................    18,813     286,522
  #*Penson Worldwide, Inc...................................     4,600       2,240
    Peoples Bancorp of North Carolina.......................       410       3,364
   #Peoples Bancorp, Inc....................................    48,581     893,405
    People's United Financial, Inc..........................   754,295   9,308,000
  #*PHH Corp................................................   235,140   3,644,670
   *Phoenix Cos., Inc. (The)................................   367,246     771,217
   *PICO Holdings, Inc......................................    59,788   1,435,510
   *Pinnacle Financial Partners, Inc........................   158,447   2,899,580
   *Piper Jaffray Cos., Inc.................................    64,808   1,571,594
    Platinum Underwriters Holdings, Ltd.....................   166,922   6,112,684
   *Preferred Bank..........................................    13,171     163,584
   *Premier Financial Bancorp, Inc..........................       571       4,442
    Presidential Life Corp..................................   122,155   1,414,555
   #Primerica, Inc..........................................    18,782     492,652
  #*Princeton National Bancorp, Inc.........................       200         314
   #PrivateBancorp, Inc.....................................   243,803   3,835,021
    ProAssurance Corp.......................................    39,511   3,480,524
   #Protective Life Corp....................................   348,760  10,204,718
    Provident Financial Holdings, Inc.......................    24,588     265,305
    Provident Financial Services, Inc.......................   305,270   4,487,469
    Provident New York Bancorp..............................   153,240   1,293,346
    Prudential Bancorp, Inc. of Pennsylvania................     1,952      10,756
   *PSB Holdings, Inc.......................................       599       2,755
   #Pulaski Financial Corp..................................    28,592     214,440
    QC Holdings, Inc........................................    80,189     328,775
    QCR Holdings, Inc.......................................       246       2,930
   #Radian Group, Inc.......................................   668,127   2,084,556
    Reinsurance Group of America, Inc.......................   349,301  20,308,360
    Renasant Corp...........................................   103,316   1,653,056
    Republic Bancorp, Inc. Class A..........................    14,384     338,456
    Resource America, Inc. Class A..........................    80,936     565,743
   *Riverview Bancorp, Inc..................................    31,681      55,442
   #RLI Corp................................................    12,890     887,863
    Rockville Financial, Inc................................    50,158     587,350
   #Roma Financial Corp.....................................     2,219      20,947
   #S&T Bancorp, Inc........................................   131,888   2,468,943
   *Safeguard Scientifics, Inc..............................    97,254   1,591,075
    Safety Insurance Group, Inc.............................    64,825   2,583,276

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Salisbury Bancorp, Inc..................................     291 $    7,274
    Sandy Spring Bancorp, Inc............................... 102,000  1,837,020
    SCBT Financial Corp.....................................  52,321  1,799,319
    SeaBright Holdings, Inc................................. 100,762    905,850
    Selective Insurance Group, Inc.......................... 249,989  4,372,308
    Shore Bancshares, Inc...................................   2,613     16,723
    SI Financial Group, Inc.................................   7,388     84,962
    Sierra Bancorp..........................................  27,356    250,581
    Simmons First National Corp. Class A....................  48,916  1,190,615
    Somerset Hills Bancorp..................................   5,111     44,542
   *Southern Community Financial Corp.......................  34,147     95,612
   *Southern Connecticut Bancorp, Inc.......................     500        920
   *Southern First Bancshares, Inc..........................   2,079     17,879
    Southern Missouri Bancorp, Inc..........................      53      1,305
    Southern National Bancorp of Virginia, Inc..............     259      1,787
   #Southside Bancshares, Inc...............................  29,744    606,786
   *Southwest Bancorp, Inc..................................  71,819    652,835
    Southwest Georgia Financial Corp........................     544      4,523
  #*St. Joe Co. (The).......................................   4,376     78,024
   #StanCorp Financial Group, Inc...........................  76,379  2,931,426
    State Auto Financial Corp............................... 118,475  1,697,747
    StellarOne Corp......................................... 101,592  1,270,916
    Sterling Bancorp........................................  58,968    560,786
   #Stewart Information Services Corp.......................  87,729  1,291,371
   *Stratus Properties, Inc.................................   1,430     12,992
   *Suffolk Bancorp.........................................   4,203     49,932
    Summit State Bank.......................................   1,121      6,995
   *Sun Bancorp, Inc........................................ 102,481    296,170
    Susquehanna Bancshares, Inc............................. 839,559  8,706,224
   *Sussex Bancorp..........................................     474      2,387
    Symetra Financial Corp.................................. 102,213  1,242,910
    Synovus Financial Corp.................................. 283,366    595,069
  #*Taylor Capital Group, Inc...............................  65,215    907,793
   #TCF Financial Corp...................................... 124,260  1,425,262
    Teche Holding Co........................................     351     13,103
    Territorial Bancorp, Inc................................  17,221    374,040
  #*Texas Capital Bancshares, Inc...........................  41,019  1,546,826
    TF Financial Corp.......................................   4,609    115,225
    Thomas Properties Group, Inc............................ 248,419  1,212,285
   *TIB Financial Corp......................................     500      6,960
   *Timberland Bancorp, Inc.................................   9,405     47,871
   #Tompkins Financial Corp.................................  10,629    402,308
   *Tower Financial Corp....................................     488      5,144
    Tower Group, Inc........................................ 154,636  3,337,045
   #TowneBank...............................................  70,316    915,514
   *Tree.com, Inc...........................................  53,489    427,912
  .*Trenwick Group, Ltd.....................................  38,857         --
    TriCo Bancshares........................................  43,970    722,867
    TrustCo Bank Corp.......................................  44,295    242,294
   #Trustmark Corp.......................................... 175,835  4,475,001
   #Umpqua Holdings Corp.................................... 530,923  7,029,421
    Union First Market Bankshares Corp......................  68,847    961,104
   *United Bancshares, Inc..................................     466      3,775
   #United Bankshares, Inc..................................  79,082  2,090,137
    United Community Bancorp................................     174        957
   *United Community Banks, Inc.............................  78,859    742,063
   *United Community Financial Corp.........................     400        644
    United Financial Bancorp, Inc...........................  91,552  1,468,494
    United Fire Group, Inc.................................. 107,210  1,846,156
  #*United Security Bancshares..............................   1,060      2,641
   *Unity Bancorp, Inc......................................   3,489     21,527

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Financials -- (Continued)
    Universal Insurance Holdings, Inc.......................  66,975 $    277,276
    Univest Corp. of Pennsylvania...........................  40,004      644,064
    Validus Holdings, Ltd................................... 410,628   13,345,410
   #Valley National Bancorp.................................   1,635       20,601
    ViewPoint Financial Group, Inc..........................  79,347    1,262,411
   *Virginia Commerce Bancorp, Inc.......................... 130,579    1,022,434
    VIST Financial Corp.....................................     121        1,416
    VSB Bancorp, Inc........................................      80          859
    Washington Banking Co...................................  23,724      330,713
    Washington Federal, Inc................................. 261,819    4,592,305
    Washington Trust Bancorp, Inc...........................  56,784    1,344,077
   *Waterstone Financial, Inc...............................   7,927       24,970
    Wayne Savings Bancshares, Inc...........................     120        1,049
   #Webster Financial Corp.................................. 355,609    8,082,993
    WesBanco, Inc........................................... 120,219    2,462,085
    West Bancorporation, Inc................................  58,346      560,122
   *West Coast Bancorp......................................  42,832      836,937
   *Western Alliance Bancorp................................ 291,736    2,561,442
    Westfield Financial, Inc................................ 131,049      978,936
    White River Capital, Inc................................     895       20,227
   *Wilshire Bancorp, Inc................................... 142,535      763,988
   #Wintrust Financial Corp................................. 168,137    6,074,790
    WSFS Financial Corp.....................................   4,646      185,422
    WVS Financial Corp......................................     111          858
    Zions Bancorporation.................................... 446,096    9,095,897
   *ZipRealty, Inc..........................................  93,955      127,779
                                                                     ------------
Total Financials............................................          711,456,350
                                                                     ------------
Health Care -- (6.1%)
   *Accuray, Inc............................................  79,900      615,230
   *Addus HomeCare Corp.....................................   6,200       28,644
  #*Affymax, Inc............................................  54,963      720,565
   *Affymetrix, Inc......................................... 385,552    1,704,140
  #*Air Methods Corp........................................  52,834    4,443,868
   *Albany Molecular Research, Inc.......................... 102,668      327,511
   *Alere, Inc.............................................. 261,991    6,258,965
   *Allied Healthcare Products, Inc.........................   1,097        3,593
   *Almost Family, Inc......................................  31,361      764,581
   *Alphatec Holdings, Inc.................................. 147,075      320,624
   *AMAG Pharmaceuticals, Inc...............................   2,692       42,157
   *Amedisys, Inc...........................................  98,683    1,453,601
   *American Shared Hospital Services.......................   4,548       14,986
   *AMN Healthcare Services, Inc............................ 138,101      926,658
   *Amsurg Corp............................................. 147,472    4,241,295
    Analogic Corp...........................................  34,214    2,333,737
   *AngioDynamics, Inc...................................... 133,285    1,650,068
   *Anika Therapeutics, Inc.................................  64,563    1,101,445
    Arrhythmia Research Technology, Inc.....................     132          403
    Assisted Living Concepts, Inc........................... 104,348    1,868,873
   *Astex Pharmaceuticals, Inc..............................  66,877      117,704
   *BioClinica, Inc.........................................  35,167      204,320
   *BioScrip, Inc........................................... 217,076    1,608,533
   *Cambrex Corp............................................ 137,328      889,885
    Cantel Medical Corp..................................... 119,440    2,804,451
   *Capital Senior Living Corp.............................. 136,755    1,325,156
   *CardioNet, Inc..........................................  86,190      243,056
   *Celldex Therapeutics, Inc...............................  12,828       58,496
  #*Centene Corp............................................  43,981    1,741,208
   *Chindex International, Inc..............................   1,321       12,906
   *Codexis, Inc............................................   3,757       13,600
  #*Community Health Systems, Inc........................... 285,795    6,956,250

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (Continued)
    CONMED Corp............................................. 126,425 $ 3,614,491
   #Cooper Cos., Inc. (The).................................  59,319   5,230,156
    Coventry Health Care, Inc............................... 683,752  20,505,722
   *Cross Country Healthcare, Inc........................... 119,537     551,066
   *CryoLife, Inc...........................................  68,995     364,984
   *Cumberland Pharmaceuticals, Inc.........................  87,388     639,680
   *Cutera, Inc.............................................  66,846     588,245
   *Cynosure, Inc. Class A..................................  44,962     929,365
    Daxor Corp..............................................     613       5,609
   *Digirad Corp............................................  88,544     193,911
   *Dynacq Healthcare, Inc..................................   3,590       3,159
   *Emergent Biosolutions, Inc..............................  33,989     477,885
    Ensign Group, Inc. (The)................................  24,099     643,684
   *Enzo Biochem, Inc....................................... 134,581     368,752
  #*Enzon Pharmaceuticals, Inc..............................  18,145     113,043
   *eResearch Technology, Inc...............................  87,977     695,018
   *Exactech, Inc...........................................  35,566     551,273
   *Five Star Quality Care, Inc............................. 184,828     633,960
   *Furiex Pharmaceuticals, Inc.............................  11,528     165,657
   *Gentiva Health Services, Inc............................ 146,577   1,213,658
   *Greatbatch, Inc......................................... 134,288   3,127,568
   *Hanger Orthopedic Group, Inc............................  56,149   1,322,309
   *Harvard Bioscience, Inc................................. 146,840     585,892
   *HealthStream, Inc.......................................  51,619   1,183,107
   *Healthways, Inc.........................................  81,356     542,645
   *Hi-Tech Pharmacal Co., Inc..............................  27,459     894,889
   *Hologic, Inc............................................ 687,987  13,154,311
   *ICU Medical, Inc........................................  21,700   1,139,033
   *Idera Pharmaceuticals, Inc.............................. 141,206     192,040
  #*Infinity Pharmaceuticals, Inc...........................  31,592     426,492
   *IntegraMed America, Inc.................................  30,029     372,059
    Invacare Corp........................................... 161,168   2,554,513
   *Iridex Corp.............................................   1,367       5,728
   *IRIS International, Inc.................................   6,976      91,246
    Kewaunee Scientific Corp................................   6,288      52,473
   *Kindred Healthcare, Inc................................. 184,903   1,782,465
   *K-V Pharmaceutical Co. Class B..........................   1,950       2,808
   *Lannet Co., Inc.........................................  95,498     376,262
    LeMaitre Vascular, Inc..................................  73,991     399,551
   *LHC Group, Inc..........................................  57,921   1,025,781
   *LifePoint Hospitals, Inc................................ 214,925   8,386,374
  #*Magellan Health Services, Inc........................... 115,545   5,116,333
   *Maxygen, Inc............................................ 172,517     974,721
   *MedAssets, Inc..........................................  22,475     283,410
   *MedCath Corp............................................ 103,153     813,877
   *Medical Action Industries, Inc..........................  84,244     465,027
  #*MediciNova, Inc.........................................     702       2,106
   *Medtox Scientific, Inc..................................  35,713     789,257
   *Merit Medical Systems, Inc..............................   9,797     129,516
   *Metropolitan Health Networks, Inc.......................   3,834      28,678
   *Misonix, Inc............................................   5,883      11,472
  #*Molina Healthcare, Inc.................................. 172,166   4,416,058
   *Myrexis, Inc............................................  40,682     122,860
   *Nanosphere, Inc.........................................   1,129       1,998
    National Healthcare Corp................................  23,636   1,077,802
   *Natus Medical, Inc......................................  80,940     990,706
   #Omnicare, Inc........................................... 532,904  18,566,375
   *Omnicell, Inc........................................... 154,745   2,208,211
   *OraSure Technologies, Inc...............................  93,048   1,067,261
  #*Pacific Biosciences of California, Inc..................  19,832      53,546
   *Palomar Medical Technologies, Inc.......................  78,119     679,635

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Health Care -- (Continued)
  #*Par Pharmaceutical Cos., Inc............................  34,257 $  1,450,441
   *PDI, Inc................................................  51,104      414,453
   *PharMerica Corp......................................... 131,125    1,556,454
  #*PhotoMedex, Inc.........................................   3,411       52,495
   *Providence Service Corp. (The)..........................  30,482      428,577
   *Repligen Corp........................................... 121,801      537,142
   *Rochester Medical Corp..................................  20,964      210,898
   *RTI Biologics, Inc...................................... 249,864      874,524
   *SciClone Pharmaceuticals, Inc........................... 226,888    1,359,059
  #*Select Medical Holdings Corp............................ 132,570    1,136,125
   *Skilled Healthcare Group, Inc. Class A..................  67,328      516,406
   *Solta Medical, Inc......................................  82,855      269,279
    Span-American Medical System, Inc.......................   4,270       70,242
   *Spectranetics Corp......................................  52,929      555,225
   *SRI/Surgical Express, Inc...............................   8,545       32,215
   *Sucampo Pharmaceuticals, Inc. Class A...................  57,237      476,212
   *SunLink Health Systems, Inc.............................     108          133
   *SurModics, Inc..........................................  23,640      349,636
   *Symmetry Medical, Inc................................... 149,381    1,062,099
  #*Synageva BioPharma Corp.................................   6,047      229,665
   #Teleflex, Inc........................................... 166,382   10,427,160
   *TranS1, Inc.............................................  30,093      106,830
  #*Transcept Pharmaceuticals, Inc..........................  61,189      550,089
   *Triple-S Management Corp. Class B.......................  91,887    1,935,140
   *Universal American Corp................................. 360,942    3,313,448
    Utah Medical Products, Inc..............................     260        8,234
  #*ViroPharma, Inc......................................... 374,919    8,154,488
   *WellCare Health Plans, Inc..............................  68,017    4,161,280
   #West Pharmaceutical Services, Inc.......................  29,970    1,345,653
   *Wizzard Software Corp...................................  11,116       27,012
   *Wright Medical Group, Inc............................... 180,762    3,367,596
    Young Innovations, Inc..................................  28,868      981,512
                                                                     ------------
Total Health Care...........................................          203,661,944
                                                                     ------------
Industrials -- (13.5%)
   *A.T. Cross Co. Class A..................................  22,231      255,212
    AAR Corp................................................ 196,722    3,039,355
   #ABM Industries, Inc.....................................  82,427    1,918,901
   *Accuride Corp...........................................  35,912      260,362
    Aceto Corp.............................................. 124,897    1,124,073
    Acorn Energy, Inc.......................................  34,501      430,918
   #Actuant Corp. Class A...................................  73,882    2,014,762
   *Adept Technology, Inc...................................  60,855      354,176
   *AECOM Technology Corp................................... 355,221    7,839,727
   *Aegion Corp............................................. 124,347    2,269,333
   *AeroCentury Corp........................................     782        8,493
   *Air Transport Services Group, Inc....................... 295,840    1,567,952
    Aircastle, Ltd.......................................... 376,397    4,573,224
    Alamo Group, Inc........................................  63,723    2,146,191
    Albany International Corp. Class A...................... 128,220    3,087,538
   #Alexander & Baldwin, Inc................................ 193,322    9,890,354
  .*Allied Defense Group, Inc...............................  20,781      111,802
    Allied Motion Technologies, Inc.........................   4,708       37,899
   *Altra Holdings, Inc.....................................  17,536      320,558
    Amerco, Inc.............................................  84,814    8,518,718
   *American Railcar Industries, Inc........................ 113,207    3,054,325
   *American Reprographics Co...............................  66,613      363,707
  #*American Superconductor Corp............................  26,600      109,858
    American Woodmark Corp..................................  43,487      780,592
    Ampco-Pittsburgh Corp...................................  31,608      587,277
   *AMREP Corp..............................................   6,036       46,900

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Apogee Enterprises, Inc................................. 117,829 $1,809,853
    Applied Industrial Technologies, Inc.................... 180,804  7,103,789
   #Argan, Inc..............................................   5,081     74,081
    Arkansas Best Corp...................................... 106,108  1,627,697
   #Armstrong World Industries, Inc.........................  51,148  2,252,558
   *Ascent Solar Technologies, Inc..........................  36,222     23,581
  #*Asset Acceptance Capital Corp........................... 111,758    594,553
    Asta Funding, Inc.......................................  60,246    510,886
   *Astec Industries, Inc...................................  62,657  1,960,538
  #*Atlas Air Worldwide Holdings, Inc....................... 106,199  4,890,464
   *Avalon Holding Corp. Class A............................     937      5,341
   *Avis Budget Group, Inc.................................. 578,582  7,614,139
    AZZ, Inc................................................   9,782    505,827
   #Baltic Trading, Ltd.....................................  16,217     75,409
   #Barnes Group, Inc....................................... 189,667  5,007,209
    Barrett Business Services, Inc..........................  49,248    975,110
  #*Beacon Roofing Supply, Inc..............................  24,893    664,394
   *BlueLinx Holdings, Inc.................................. 160,037    440,102
   #Brady Corp. Class A.....................................  53,409  1,657,281
   #Briggs & Stratton Corp.................................. 230,872  4,178,783
   *CAI International, Inc..................................  54,633  1,128,718
    Cascade Corp............................................  39,150  1,842,791
   *Casella Waste Systems, Inc. Class A..................... 123,542    744,958
  #*CBIZ, Inc............................................... 153,008    928,759
    CDI Corp................................................ 102,838  1,824,346
    CECO Environmental Corp.................................  26,321    215,832
    Celadon Group, Inc...................................... 113,324  1,771,254
    Ceradyne, Inc........................................... 120,573  3,052,908
  #*Chart Industries, Inc...................................  99,481  7,603,333
    Chicago Rivet & Machine Co..............................   2,310     43,428
    CIRCOR International, Inc...............................  82,838  2,577,919
   *Columbus McKinnon Corp..................................  68,881  1,021,505
    Comfort Systems USA, Inc................................ 165,571  1,751,741
    CompX International, Inc................................   5,019     67,405
   *Consolidated Graphics, Inc..............................  64,334  2,572,717
    Courier Corp............................................  48,924    502,449
    Covanta Holding Corp.................................... 371,273  5,958,932
   *Covenant Transportation Group, Inc. Class A.............  39,326    130,169
   *CPI Aerostructures, Inc.................................  29,784    482,203
   *CRA International, Inc..................................  46,319    947,224
    Curtiss-Wright Corp..................................... 208,908  7,372,363
   *DigitalGlobe, Inc.......................................   4,300     52,761
   *Dolan Co. (The)......................................... 107,835    863,758
   #Douglas Dynamics, Inc...................................  38,885    549,445
   *Ducommun, Inc...........................................  42,819    505,264
   *DXP Enterprises, Inc....................................  13,657    592,304
   *Dycom Industries, Inc................................... 159,988  3,742,119
    Dynamic Materials Corp..................................  39,717    726,027
    Eastern Co. (The).......................................   7,885    191,211
    Ecology & Environment, Inc. Class A.....................   8,425    126,965
   #EMCOR Group, Inc........................................  39,383  1,154,710
   *Encore Capital Group, Inc...............................  46,246  1,096,030
    Encore Wire Corp........................................ 109,581  2,793,220
  #*Energy Recovery, Inc....................................  35,340     74,214
   *EnergySolutions, Inc.................................... 395,652  1,665,695
   *EnerSys................................................. 156,711  5,477,049
    Ennis, Inc.............................................. 142,595  2,247,297
   *EnPro Industries, Inc...................................  85,717  3,549,541
    ESCO Technologies, Inc..................................  80,525  2,770,060
    Espey Manufacturing & Electronics Corp..................   5,746    144,454
   *Esterline Technologies Corp............................. 126,074  8,634,808

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- ----------
Industrials -- (Continued)
  #*Excel Maritime Carriers, Ltd............................   223,470 $  417,889
   *Exelis, Inc.............................................    12,777    147,319
   *Federal Signal Corp.....................................   210,115  1,084,193
   *Flow International Corp.................................   184,120    756,733
   *Franklin Covey Co.......................................    71,179    661,253
    FreightCar America, Inc.................................    64,637  1,396,159
   *Frozen Food Express Industries..........................    13,745     18,006
  #*FTI Consulting, Inc.....................................   155,828  5,662,790
   *Fuel Tech, Inc..........................................    27,119    125,561
   *Furmanite Corp..........................................     6,917     43,300
    G & K Services, Inc. Class A............................    87,044  2,860,266
   #GATX Corp...............................................   218,307  9,358,821
  #*Genco Shipping & Trading, Ltd...........................   191,382  1,023,894
   *Gencor Industries, Inc..................................    16,355    115,303
   *General Cable Corp......................................   230,809  6,795,017
   *Geo Group, Inc. (The)...................................   234,855  4,863,847
   *Gibraltar Industries, Inc...............................   141,261  1,909,849
   *Global Power Equipment Group, Inc.......................     4,962    124,100
   *GP Strategies Corp......................................    87,481  1,467,931
   #Granite Construction, Inc...............................   182,022  5,067,492
    Great Lakes Dredge & Dock Corp..........................   284,510  2,108,219
   *Greenbrier Cos., Inc....................................   127,103  2,192,527
    Griffon Corp............................................   252,461  2,501,889
   *H&E Equipment Services, Inc.............................   172,824  3,335,503
    Hardinge, Inc...........................................    49,131    554,198
   *Harsco Corp.............................................    22,736    507,013
   *Hawaiian Holdings, Inc..................................   277,306  1,569,552
    Heidrick & Struggles International, Inc.................    76,978  1,501,071
   *Hill International, Inc.................................   123,651    440,198
   *Hudson Highland Group, Inc..............................   119,376    649,405
   *Huntington Ingalls Industries, Inc......................    26,158  1,031,933
   *Hurco Cos., Inc.........................................    34,584    910,597
   *Huron Consulting Group, Inc.............................    19,426    684,572
   *ICF International, Inc..................................    68,165  1,700,035
  #*InnerWorkings, Inc......................................    13,706    157,756
   *Innovative Solutions & Support, Inc.....................    44,362    180,997
    Insteel Industries, Inc.................................    83,228    946,302
   *Integrated Electrical Services, Inc.....................    33,463    147,906
   *Interline Brands, Inc...................................   155,250  3,266,460
    International Shipholding Corp..........................    24,276    513,680
    Intersections, Inc......................................    37,484    450,933
  #*JetBlue Airways Corp.................................... 1,378,064  6,545,804
   *Kadant, Inc.............................................    36,328    939,805
    Kaman Corp..............................................     8,976    308,595
   *KAR Auction Services, Inc...............................    53,558    985,467
    Kaydon Corp.............................................    60,754  1,490,296
    Kelly Services, Inc. Class A............................   146,975  2,056,180
   *Key Technology, Inc.....................................    23,834    311,510
   *Kforce, Inc.............................................    10,419    150,763
    Kimball International, Inc. Class B.....................   117,472    802,334
   *Korn/Ferry International................................   109,762  1,772,656
  #*Kratos Defense & Security Solutions, Inc................   111,722    620,057
    KSW, Inc................................................    16,593     65,376
    L.B. Foster Co. Class A.................................    39,298  1,053,579
    L.S. Starrett Co. Class A...............................    22,027    284,148
    Lawson Products, Inc....................................    38,574    561,637
   *Layne Christensen Co....................................    96,204  1,976,992
   *LMI Aerospace, Inc......................................    63,979  1,170,176
    LSI Industries, Inc.....................................   103,847    711,352
   *Lydall, Inc.............................................    76,714    809,333
    Marten Transport, Ltd...................................   101,447  2,137,488

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
  #*MasTec, Inc.............................................   3,939 $    68,499
   *Mastech Holdings, Inc...................................   1,502       8,659
    McGrath RentCorp........................................  80,932   2,381,019
   *Metalico, Inc........................................... 234,285     759,083
    Met-Pro Corp............................................  69,588     693,096
   *MFRI, Inc...............................................  26,829     187,803
   *Michael Baker Corp......................................  11,400     256,842
    Miller Industries, Inc..................................  62,704   1,028,346
  #*Mobile Mini, Inc........................................ 189,311   3,570,405
  #*Moog, Inc. Class A......................................  76,658   3,240,334
    Mueller Industries, Inc................................. 151,343   6,917,889
    Mueller Water Products, Inc. Class A.................... 503,697   1,808,272
    Multi-Color Corp........................................  36,558     779,417
   *MYR Group, Inc..........................................  94,850   1,585,892
    NACCO Industries, Inc. Class A..........................  32,985   3,742,808
   #National Presto Industries, Inc.........................     167      12,311
   *National Technical Systems, Inc.........................  27,415     150,783
   *Navigant Consulting, Inc................................ 113,363   1,578,013
    NL Industries, Inc......................................  86,087   1,211,244
   *NN, Inc.................................................  85,735     678,164
   *Northwest Pipe Co.......................................  39,020     812,006
  #*Ocean Power Technologies, Inc...........................  41,006     111,946
   *On Assignment, Inc...................................... 186,858   3,496,113
   *Orbital Sciences Corp...................................  54,049     678,855
   *Orion Energy Systems, Inc...............................  48,800     102,480
   *Orion Marine Group, Inc.................................  22,021     152,385
   *Oshkosh Corp............................................  27,441     626,478
   *Owens Corning, Inc...................................... 433,423  14,888,080
    P.A.M. Transportation Services, Inc.....................  37,772     403,027
   *Pacer International, Inc................................  93,013     559,008
   *Patrick Industries, Inc.................................   9,440     122,154
   *Patriot Transportation Holding, Inc.....................   5,321     116,902
   *PGT, Inc................................................  81,074     165,391
   *Pike Electric Corp...................................... 112,072     921,232
  #*Portfolio Recovery Associates, Inc......................   5,015     345,132
   *Powell Industries, Inc..................................  28,037     914,287
   *PowerSecure International, Inc..........................  88,970     461,754
    Preformed Line Products Co..............................  18,022   1,040,410
    Providence & Worcester Railroad Co......................   1,387      22,123
   #Quad/Graphics, Inc......................................     529       7,110
    Quanex Building Products Corp...........................  89,395   1,647,550
   *Quanta Services, Inc.................................... 540,884  11,964,354
   *RailAmerica, Inc........................................ 196,973   4,565,834
   *RCM Technologies, Inc...................................  34,518     187,433
  #*Republic Airways Holdings, Inc.......................... 224,899   1,144,736
    Resources Connection, Inc...............................  50,282     652,660
   *Roadrunner Transportation Systems, Inc..................  31,330     543,576
   #Robbins & Myers, Inc....................................  44,757   2,180,113
   *Rush Enterprises, Inc. Class A.......................... 125,714   2,272,909
   *Rush Enterprises, Inc. Class B..........................   1,650      24,519
    Ryder System, Inc....................................... 245,750  11,972,940
   *Saia, Inc...............................................  75,390   1,415,824
    Schawk, Inc.............................................  87,126   1,173,587
   *Seaboard Corp...........................................   1,388   2,762,703
    SeaCube Container Leasing, Ltd..........................  16,697     309,729
    SIFCO Industries, Inc...................................  14,069     273,994
    Simpson Manufacturing Co., Inc..........................  32,481   1,007,885
    SkyWest, Inc............................................ 203,709   1,831,344
   *SL Industries, Inc......................................  14,941     274,914
   *Sparton Corp............................................  46,231     462,310
    Standard Register Co.................................... 132,533     115,304

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Industrials -- (Continued)
    Standex International Corp..............................  60,215 $  2,653,073
    Steelcase, Inc. Class A................................. 226,303    1,955,258
   *Sterling Construction Co., Inc..........................  77,398      757,726
   *Supreme Industries, Inc. Class A........................   1,540        6,329
   *SYKES Enterprises, Inc.................................. 125,255    1,985,292
    Sypris Solutions, Inc...................................  23,412       94,116
   #TAL International Group, Inc............................ 159,430    6,586,053
   *Tecumseh Products Co. Class A...........................  42,075      160,726
   *Tecumseh Products Co. Class B...........................   2,547       10,112
  #*Terex Corp.............................................. 234,748    5,314,695
  #*Tetra Tech, Inc.........................................  34,148      911,752
   #Titan International, Inc................................ 131,863    3,809,522
   *Titan Machinery, Inc.................................... 107,690    3,836,995
   *TriMas Corp.............................................  62,648    1,378,882
    Trinity Industries, Inc................................. 355,475   10,522,060
   #Triumph Group, Inc...................................... 104,005    6,533,594
   *TrueBlue, Inc...........................................  10,196      175,983
   *Tutor Perini Corp....................................... 198,028    3,012,006
   #Twin Disc, Inc..........................................  46,249    1,014,241
   *Ultralife Corp..........................................  84,726      426,172
    UniFirst Corp...........................................  72,085    4,379,885
   #United Stationers, Inc..................................  71,721    2,034,008
    Universal Forest Products, Inc..........................  77,807    2,909,982
   *Universal Power Group, Inc..............................   1,342        2,429
   *Universal Security Instruments, Inc.....................   1,053        5,739
    Universal Truckload Services, Inc.......................  20,975      327,210
    URS Corp................................................ 283,746   11,721,547
    US Home Systems, Inc....................................  14,836      130,112
   *USA Truck, Inc..........................................  51,322      353,095
    UTi Worldwide, Inc......................................  22,426      373,841
   *Versar, Inc.............................................  35,947       83,038
    Viad Corp...............................................  93,281    1,686,520
    Virco Manufacturing Corp................................  19,199       34,558
   *Volt Information Sciences, Inc..........................  55,204      391,948
    VSE Corp................................................   5,182      114,004
    Watts Water Technologies, Inc. Class A.................. 141,348    5,204,433
   #Werner Enterprises, Inc.................................     273        6,448
  #*WESCO International, Inc................................     145        9,627
   *Willdan Group, Inc......................................   3,123       10,899
   *Willis Lease Finance Corp...............................  10,201      133,123
   *XPO Logistics, Inc......................................  26,437      439,119
                                                                     ------------
Total Industrials...........................................          455,071,827
                                                                     ------------
Information Technology -- (11.3%)
   *Accelrys, Inc........................................... 226,459    1,863,758
  #*Acxiom Corp.............................................  48,387      664,354
   *ADDvantage Technologies Group, Inc......................   4,567       11,189
   *Advanced Energy Industries, Inc......................... 139,028    1,659,994
   *Aetrium, Inc............................................   1,389          889
   *Agilysys, Inc...........................................  55,944      490,069
   *Alpha & Omega Semiconductor, Ltd........................  11,047      109,255
    American Software, Inc. Class A.........................  36,816      304,836
  #*Amkor Technology, Inc................................... 120,387      622,401
   *Amtech Systems, Inc.....................................  50,698      353,872
   *ANADIGICS, Inc.......................................... 230,764      509,988
   *Analysts International Corp.............................  18,292       88,350
   *Anaren, Inc.............................................  73,957    1,334,184
  #*AOL, Inc................................................ 369,338    9,248,224
   *Applied Micro Circuits Corp............................. 299,923    1,673,570
   *Arris Group, Inc........................................ 549,105    7,099,928
   *Arrow Electronics, Inc.................................. 445,717   18,742,400

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Information Technology -- (Continued)
  #*AsiaInfo-Linkage, Inc...................................    31,056 $   391,306
    Astro-Med, Inc..........................................     5,605      46,942
   *ATMI, Inc...............................................   155,228   3,261,340
   *AuthenTec, Inc..........................................    63,078     205,004
   *Aviat Networks, Inc.....................................   193,589     493,652
   *Avid Technology, Inc....................................   147,903   1,285,277
   *Avnet, Inc..............................................   295,686  10,668,351
    AVX Corp................................................   433,777   5,508,968
   *Aware, Inc..............................................    53,975     334,645
   *Axcelis Technologies, Inc...............................   117,657     160,014
   *AXT, Inc................................................   184,167     937,410
    Bel Fuse, Inc. Class A..................................     1,329      26,009
    Bel Fuse, Inc. Class B..................................    45,487     809,214
   *Benchmark Electronics, Inc..............................   298,403   4,738,640
    Black Box Corp..........................................    83,740   1,893,361
   *Brightpoint, Inc........................................    12,113      74,132
  #*BroadVision, Inc........................................       580      13,978
   *Brocade Communications Systems, Inc..................... 1,466,985   8,127,097
    Brooks Automation, Inc..................................   208,720   2,454,547
   *BSQUARE Corp............................................    18,261      54,783
   *BTU International, Inc..................................    17,003      47,948
    Cabot Microelectronics Corp.............................    20,905     718,714
  #*CACI International, Inc. Class A........................   137,011   8,375,482
  #*Calix, Inc..............................................     5,763      45,873
   *Cascade Microtech, Inc..................................    42,023     202,131
    Cass Information Systems, Inc...........................       930      38,084
   *Checkpoint Systems, Inc.................................   128,217   1,405,258
   *CIBER, Inc..............................................   326,709   1,359,109
   *Coherent, Inc...........................................    71,631   3,767,791
    Cohu, Inc...............................................   108,208   1,188,124
    Communications Systems, Inc.............................    39,335     511,748
    Comtech Telecommunications Corp.........................   146,130   4,518,340
   *Concurrent Computer Corp................................    41,378     157,236
   *Convergys Corp..........................................   512,697   6,854,759
   *CoreLogic, Inc..........................................   308,800   5,156,960
   *Cray, Inc...............................................   103,261   1,151,360
   *CSG Systems International, Inc..........................    59,566     857,750
    CTS Corp................................................   133,831   1,436,007
   *CyberOptics Corp........................................    23,180     229,250
  #*Cymer, Inc..............................................     1,600      82,944
    Daktronics, Inc.........................................    20,606     167,733
   *Datalink Corp...........................................    67,349     685,613
   *Dataram Corp............................................     2,290       2,336
    DDi Corp................................................    90,483   1,174,469
  #*DealerTrack Holdings, Inc...............................    81,196   2,422,077
   *Demand Media, Inc.......................................     1,000       8,310
   *Digi International, Inc.................................   123,757   1,148,465
   *Digimarc Corp...........................................     5,729     149,813
   *Digital River, Inc......................................    16,554     311,381
   *Diodes, Inc.............................................    21,149     471,411
   *Ditech Networks, Inc....................................     9,648       8,973
   *DSP Group, Inc..........................................   113,470     742,094
   *Dynamics Research Corp..................................    48,381     347,859
    EarthLink, Inc..........................................   498,729   4,049,679
  #*EchoStar Corp. Class A..................................   126,060   3,662,043
   *Edgewater Technology, Inc...............................    32,647     130,588
    Electro Rent Corp.......................................   118,982   1,853,740
    Electro Scientific Industries, Inc......................   125,447   1,788,874
   *Electronics for Imaging, Inc............................   219,011   3,909,346
   *Emulex Corp.............................................   201,393   1,748,091
  #*Entegris, Inc...........................................    68,815     609,013

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  #*Entropic Communications, Inc............................ 163,639 $   692,193
    EPIQ Systems, Inc....................................... 138,164   1,569,543
   *ePlus, Inc..............................................  37,454   1,110,886
  #*Euronet Worldwide, Inc.................................. 199,925   4,324,378
   *Exar Corp............................................... 196,901   1,559,456
   *Extreme Networks........................................ 459,528   1,759,992
   *Fairchild Semiconductor International, Inc.............. 411,592   5,832,259
   *FARO Technologies, Inc..................................  63,075   3,530,939
  #*FEI Co..................................................  11,263     565,065
   *FormFactor, Inc......................................... 200,738   1,124,133
   *Frequency Electronics, Inc..............................  29,641     226,754
   *FSI International, Inc.................................. 131,068     664,515
   *Global Cash Access Holdings, Inc........................  99,041     836,896
   *Globecomm Systems, Inc.................................. 120,906   1,714,447
   *GSE Systems, Inc........................................   2,100       6,048
   *GSI Group, Inc..........................................  20,719     250,078
   *GSI Technology, Inc..................................... 118,637     501,835
   *GTSI Corp...............................................  23,639     125,050
   *Hackett Group, Inc. (The)............................... 164,272     937,993
   *Harmonic, Inc........................................... 295,652   1,395,477
   *Hutchinson Technology, Inc..............................  54,791     112,869
   *I.D. Systems, Inc.......................................  56,513     342,469
    IAC/InterActiveCorp..................................... 223,604  10,766,533
   *Identive Group, Inc.....................................  23,553      48,519
   *Ikanos Communications, Inc..............................  50,178      40,142
   *Imation Corp............................................ 169,719     984,370
  #*Infinera Corp...........................................  85,605     612,932
   *InfoSpace, Inc.......................................... 188,389   2,096,770
   *Ingram Micro, Inc. Class A.............................. 638,499  12,425,191
   *Innodata Isogen, Inc....................................   4,088      22,525
   *Insight Enterprises, Inc................................ 189,447   3,847,669
   *Integrated Device Technology, Inc....................... 472,826   3,201,032
   *Integrated Silicon Solution, Inc........................ 126,536   1,343,812
   *Intermec, Inc...........................................  47,502     252,711
   *Internap Network Services Corp.......................... 245,862   1,730,868
   *International Rectifier Corp............................ 322,201   7,033,648
   *Interphase Corp.........................................  27,282     174,605
    Intersil Corp. Class A.................................. 563,675   5,788,942
   *Intevac, Inc............................................  95,954     773,389
   *IntriCon Corp...........................................  10,021      71,149
  #*Itron, Inc..............................................  35,094   1,431,835
   *IXYS Corp............................................... 139,357   1,736,388
   *JDA Software Group, Inc.................................  70,866   2,046,610
   *Kemet Corp..............................................  79,451     676,128
   *Kenexa Corp.............................................  30,029     981,047
   *Key Tronic Corp.........................................  50,579     584,187
    Keynote Systems, Inc....................................  73,262   1,348,021
  #*KIT Digital, Inc........................................ 223,103   1,512,638
   *Kopin Corp.............................................. 225,144     803,764
   *Kulicke & Soffa Industries, Inc......................... 238,807   3,128,372
   *KVH Industries, Inc.....................................  50,788     506,864
   *Lattice Semiconductor Corp.............................. 113,702     620,813
   *Limelight Networks, Inc................................. 151,048     413,872
   *LoJack Corp.............................................  29,753     116,334
   *Loral Space & Communications, Inc.......................  37,703   2,339,471
   *LTX-Credence Corp....................................... 105,077     725,031
   #ManTech International Corp. Class A..................... 104,834   3,293,884
   #Marchex, Inc. Class B................................... 111,720     388,786
   *Market Leader, Inc......................................  74,369     269,959
   *Mattson Technology, Inc.................................  53,944     126,229
   *MaxLinear, Inc..........................................   1,159       5,621

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Measurement Specialties, Inc............................  70,284 $2,511,247
   *MEMC Electronic Materials, Inc.......................... 626,190  2,248,022
   *MEMSIC, Inc.............................................  35,564    152,214
  #*Mentor Graphics Corp.................................... 387,484  5,599,144
   *Mercury Computer Systems, Inc........................... 105,272  1,389,590
    Methode Electronics, Inc................................ 185,372  1,566,393
  #*Microsemi Corp..........................................  84,180  1,811,554
    MKS Instruments, Inc.................................... 242,504  6,705,236
   *ModusLink Global Solutions, Inc......................... 170,782    845,371
   *Monolithic Power Systems, Inc...........................  12,627    261,631
  #*Monster Worldwide, Inc..................................  92,885    801,598
   *MoSys, Inc..............................................   8,780     31,608
   *Multi-Fineline Electronix, Inc..........................  82,277  2,179,518
   *Nanometrics, Inc........................................  39,552    613,452
   *NAPCO Security Technologies, Inc........................  20,176     60,326
   *NCI, Inc. Class A.......................................     970      4,811
   *Newport Corp............................................  76,488  1,305,650
   *Novatel Wireless, Inc................................... 117,305    339,011
  #*Oclaro, Inc............................................. 176,112    505,441
   *Official Payments Holdings, Inc.........................   3,303     15,689
   *Online Resources Corp................................... 140,660    398,068
   *Oplink Communications, Inc.............................. 110,590  1,751,746
    Optical Cable Corp......................................  28,064     83,911
   *OSI Systems, Inc........................................  80,713  5,396,471
   *PAR Technology Corp.....................................  54,365    276,718
    Park Electrochemical Corp...............................  35,979  1,037,994
    PC Connection, Inc...................................... 114,914    921,610
   *PC Mall, Inc............................................  49,351    304,989
    PC-Tel, Inc.............................................  34,660    236,728
   *PDF Solutions, Inc......................................  36,756    324,188
   *Perceptron, Inc.........................................  34,179    199,605
   *Perficient, Inc......................................... 139,008  1,669,486
   *Performance Technologies, Inc...........................  54,791    122,732
   *Pericom Semiconductor Corp.............................. 123,556    971,150
   *Pervasive Software, Inc.................................  37,097    229,630
   *Photronics, Inc......................................... 278,702  1,725,165
   *Planar Systems, Inc.....................................  54,660    101,121
  #*Plexus Corp.............................................  14,415    466,614
   *PLX Technology, Inc..................................... 120,202    478,404
   *PMC-Sierra, Inc......................................... 199,573  1,410,981
   *Power-One, Inc..........................................  26,375    112,885
   *Presstek, Inc...........................................  22,017     17,499
   *Qualstar Corp...........................................  33,400     64,128
   *Quest Software, Inc..................................... 107,807  2,508,669
  #*QuinStreet, Inc.........................................   2,400     25,224
   *Radisys Corp............................................ 114,920    729,742
    RealNetworks, Inc....................................... 135,958  1,301,118
   *Reis, Inc...............................................  44,432    386,114
   *Relm Wireless Corp......................................   2,200      3,300
    RF Industries, Ltd......................................  24,753     94,061
   *RF Micro Devices, Inc...................................  27,272    118,088
    Richardson Electronics, Ltd.............................  77,071    971,865
    Rimage Corp.............................................  41,482    377,071
   *Rofin-Sinar Technologies, Inc...........................   2,329     58,691
   *Rogers Corp.............................................  25,627    981,258
  #*Rosetta Stone, Inc......................................  10,738    112,319
   *Rudolph Technologies, Inc............................... 147,938  1,597,730
   *Sanmina-SCI Corp........................................ 301,220  2,680,858
  #*ScanSource, Inc.........................................  45,358  1,495,000
   *SeaChange International, Inc............................ 142,208  1,168,950
   *Selectica, Inc..........................................     916      3,554

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Information Technology -- (Continued)
   *Sigma Designs, Inc...................................... 152,437 $    839,928
  #*Silicon Graphics International Corp.....................  89,516      845,031
   *Silicon Image, Inc......................................  91,014      546,084
   *Smith Micro Software, Inc...............................  91,674      184,265
   *SMTC Corp...............................................  23,849       92,773
   *Sonus Networks, Inc..................................... 412,440    1,167,205
   *Soundbite Communications, Inc...........................   3,190        9,155
   *Spansion, Inc. Class A..................................  11,119      134,095
  #*SS&C Technologies Holdings, Inc.........................  19,570      465,179
   *Stamps.com, Inc.........................................   5,042      146,369
   *Standard Microsystems Corp.............................. 106,190    2,811,911
   *StarTek, Inc............................................  57,817      105,805
  #*STEC, Inc............................................... 110,121      912,903
   *Steel Excel, Inc........................................  42,674    1,194,872
  #*SunPower Corp...........................................  91,777      514,869
   *Supertex, Inc...........................................   7,168      146,729
   *Support.com, Inc........................................ 181,756      659,774
   *Sycamore Networks, Inc.................................. 136,504    2,128,097
   *Symmetricom, Inc........................................ 187,698    1,043,601
  #*SYNNEX Corp............................................. 175,454    6,683,043
  #*Take-Two Interactive Software, Inc......................  69,083      974,070
   *Tech Data Corp.......................................... 261,278   14,054,144
   *TechTarget, Inc......................................... 136,406    1,014,861
   *TeleCommunication Systems, Inc. Class A................. 248,598      479,794
    Tellabs, Inc............................................ 519,230    1,957,497
    Telular Corp............................................  72,129      650,604
    Tessco Technologies, Inc................................  36,118      722,360
   *Tessera Technologies, Inc............................... 222,521    3,480,228
    TheStreet, Inc.......................................... 103,777      209,630
   *Trio-Tech International.................................     979        2,203
   *TriQuint Semiconductor, Inc............................. 680,921    3,322,894
   *TTM Technologies, Inc................................... 229,703    2,372,832
   *Ultra Clean Holdings....................................  35,961      246,333
    United Online, Inc...................................... 446,970    2,118,638
   *UTStarcom Holdings Corp.................................  86,600      113,446
  #*Veeco Instruments, Inc..................................     925       27,926
   *Viasystems Group, Inc...................................  34,936      778,723
   *Vicon Industries, Inc...................................  22,202       70,047
   *Video Display Corp......................................  10,067       42,785
   *Virtusa Corp............................................ 134,264    2,026,044
   *Vishay Intertechnology, Inc............................. 371,742    4,170,945
   *Vishay Precision Group, Inc.............................  16,908      244,828
    Wayside Technology Group, Inc...........................   3,911       53,150
   *Web.com Group, Inc......................................  96,090    1,244,366
   *Westell Technologies, Inc. Class A......................  52,143      118,886
   *WPCS International, Inc.................................  17,768       19,189
   *XO Group, Inc........................................... 135,675    1,257,707
   *X-Rite, Inc.............................................  57,495      318,522
    Xyratex, Ltd............................................ 102,780    1,492,366
   *Zygo Corp...............................................  64,610    1,278,632
                                                                     ------------
Total Information Technology................................          380,570,922
                                                                     ------------
Materials -- (7.4%)
    A. Schulman, Inc........................................ 140,527    3,458,369
  #*A.M. Castle & Co........................................ 109,290    1,463,393
   #AK Steel Holding Corp................................... 436,955    3,242,206
   *American Biltrite, Inc..................................   1,234        6,108
   *American Pacific Corp...................................  25,374      198,425
    American Vanguard Corp..................................  51,370    1,284,250
   *Arabian American Development Co.........................   5,438       47,474
   #Ashland, Inc............................................ 346,677   22,835,614

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                   SHARES    VALUE+
                                                   ------- -----------
Materials -- (Continued)
    Boise, Inc.................................... 468,972 $ 3,582,946
   #Buckeye Technologies, Inc..................... 222,931   7,225,194
   #Cabot Corp....................................  11,084     478,053
   *Century Aluminum Co........................... 330,975   3,044,970
    Chase Corp....................................  20,280     301,158
   *Chemtura Corp.................................  15,259     259,708
   *Clearwater Paper Corp.........................  22,056     727,186
   *Coeur d'Alene Mines Corp...................... 421,417   9,081,536
    Commercial Metals Co.......................... 491,586   7,265,641
   *Continental Materials Corp....................     125       1,825
   *Core Molding Technologies, Inc................  26,789     222,617
    Cytec Industries, Inc......................... 107,295   6,820,743
    Domtar Corp................................... 168,731  14,760,588
   *Ferro Corp.................................... 274,597   1,425,158
    Friedman Industries, Inc......................  31,741     371,052
   #FutureFuel Corp...............................   5,134      50,519
  #*General Moly, Inc.............................  11,697      37,898
   *Georgia Gulf Corp............................. 141,397   5,012,524
  #*Golden Minerals Co............................   9,857      73,632
   *Graphic Packaging Holding Co.................. 415,676   2,223,867
    H.B. Fuller Co................................ 150,042   4,936,382
    Haynes International, Inc.....................  41,495   2,588,043
   #Hecla Mining Co............................... 120,124     514,131
   *Horsehead Holding Corp........................ 198,040   2,223,989
   *Innospec, Inc.................................     162       4,897
    Kaiser Aluminum Corp..........................  89,025   4,680,044
   *KapStone Paper & Packaging Corp............... 244,040   4,407,362
    KMG Chemicals, Inc............................  25,516     439,896
   *Landec Corp................................... 132,923     856,024
  #*Louisiana-Pacific Corp........................ 736,661   6,666,782
   *Materion Corp.................................  96,017   2,372,580
   #MeadWestavco Corp............................. 338,632  10,775,270
   *Mercer International, Inc..................... 206,935   1,419,574
   *Metals USA Holdings Corp......................  36,451     549,681
    Minerals Technologies, Inc....................  55,924   3,752,500
   *Mod-Pac Corp..................................   5,285      36,519
    Myers Industries, Inc......................... 185,183   3,061,075
    Neenah Paper, Inc.............................  73,653   2,103,530
    Noranda Aluminum Holding Corp.................  29,323     311,410
   *Northern Technologies International Corp......   5,349      68,467
    Olin Corp.....................................  53,579   1,123,016
    Olympic Steel, Inc............................  56,163   1,186,724
   *OM Group, Inc................................. 132,383   3,193,078
   *Omnova Solutions, Inc.........................  11,380      89,219
    P.H. Glatfelter Co............................ 240,760   3,751,041
   *Penford Corp..................................  52,158     432,911
    PolyOne Corp..................................  48,523     672,529
    Quaker Chemical Corp..........................  32,556   1,412,930
    Reliance Steel & Aluminum Co.................. 314,252  17,563,544
    Rock-Tenn Co. Class A......................... 219,632  13,689,663
   *RTI International Metals, Inc................. 166,179   4,079,694
   #Schnitzer Steel Industries, Inc. Class A...... 110,945   4,423,377
   #Schweitzer-Mauduit International, Inc.........  20,170   1,367,929
   #Sensient Technologies Corp.................... 149,662   5,559,943
   *Spartech Corp................................. 111,259     542,944
    Steel Dynamics, Inc........................... 526,021   6,717,288
  #*Stillwater Mining Co.......................... 124,216   1,332,838
  #*SunCoke Energy, Inc........................... 192,762   2,933,843
    Synalloy Corp.................................  11,673     140,893
   #Texas Industries, Inc......................... 125,798   4,228,071
    Tredegar Corp.................................  21,600     374,760

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Materials -- (Continued)
   *United States Lime & Minerals, Inc..........................     4,615 $      221,382
   *Universal Stainless & Alloy Products, Inc...................    35,538      1,648,963
    Vulcan Materials Co.........................................   237,785     10,179,576
    Wausau Paper Corp...........................................   235,628      2,134,790
   #Westlake Chemical Corp......................................   118,795      7,596,940
   #Worthington Industries, Inc.................................   240,962      4,298,762
   *Zoltek Cos., Inc............................................   172,067      1,897,899
                                                                           --------------
Total Materials.................................................              250,065,357
                                                                           --------------
Other -- (0.0%)
  .*All American Group, Inc. Escrow Shares......................    24,733             --
  .*Cubist Pharmaceuticals, Inc. Escrow Shares..................    55,628             --
  .*Gerber Scientific, Inc. Escrow Shares.......................   137,957             --
  .*Price Communications Liquidation Trust......................    21,600             --
                                                                           --------------
Total Other.....................................................                       --
                                                                           --------------
Telecommunication Services -- (0.9%)
    Atlantic Tele-Network, Inc..................................     7,462        254,156
   *Cbeyond, Inc................................................     5,659         36,387
   *General Communications, Inc. Class A........................   262,490      1,994,924
    HickoryTech Corp............................................    49,143        487,990
    IDT Corp. Class B...........................................    67,685        569,908
  #*Iridium Communications, Inc.................................   296,827      2,609,109
  #*Leap Wireless International, Inc............................   270,907      1,519,788
   *MetroPCS Communications, Inc................................   720,666      5,260,862
   *Neutral Tandem, Inc.........................................    54,534        633,685
   *ORBCOMM, Inc................................................   179,164        584,075
   *Premiere Global Services, Inc...............................   152,871      1,368,195
   *Primus Telecommunications Group, Inc........................     5,223         90,880
    Shenandoah Telecommunications Co............................       191          2,130
    SureWest Communications.....................................    65,938      1,488,880
    Telephone & Data Systems, Inc...............................   310,731      7,547,660
  #*United States Cellular Corp.................................    94,123      3,691,504
    USA Mobility, Inc...........................................    80,018      1,033,833
    Warwick Valley Telephone Co.................................    11,869        161,893
                                                                           --------------
Total Telecommunication Services................................               29,335,859
                                                                           --------------
Utilities -- (0.4%)
    Consolidated Water Co., Ltd.................................    22,017        157,862
   *Dynegy, Inc.................................................   424,245        173,940
    Genie Energy, Ltd. Class B..................................    64,362        535,492
   *GenOn Energy, Inc........................................... 2,304,347      4,908,259
   *NRG Energy, Inc.............................................   183,733      3,123,461
   #Ormat Technologies, Inc.....................................    89,792      1,775,188
    SJW Corp....................................................    59,292      1,428,937
  #*UGI Corp....................................................    16,517        481,966
                                                                           --------------
Total Utilities.................................................               12,585,105
                                                                           --------------
TOTAL COMMON STOCKS.............................................            2,913,987,113
                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Corp. Contingent Value Rights..................       200             --
..#*PhotoMedex, Inc. Contingent Value Warrants...................     1,528             --
                                                                           --------------
TOTAL RIGHTS/WARRANTS...........................................                       --
                                                                           --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional
     Shares..................................................... 3,300,374      3,300,374
                                                                           --------------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES/
                                                             FACE AMOUNT      VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S) @DFA Short Term Investment Fund.........................  442,939,829 $  442,939,829
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $1,747,960 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $1,753,379) to be
     repurchased at $1,697,051.............................. $      1,697      1,697,041
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 444,636,870
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,919,739,894)....................................              $3,361,924,357
                                                                          ==============

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                               SHARES     VALUE+
                                              --------- -----------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (16.4%)
   *1-800-FLOWERS.COM, Inc. Class A..........   206,773 $   616,184
    A.H. Belo Corp. Class A..................   232,917   1,027,164
    Acme United Corp.........................     1,292      14,070
   *AFC Enterprises, Inc.....................    42,603     727,659
   *Aldila, Inc..............................    77,084     222,002
    Amcon Distributing Co....................     2,749     184,705
   #American Greetings Corp. Class A......... 1,777,998  28,447,968
   *America's Car-Mart, Inc..................     3,088     141,863
   *Arctic Cat, Inc..........................   268,845  11,893,703
   *Ascent Capital Group, Inc. Class A.......   122,622   6,315,033
   *Ballantyne Strong, Inc...................   265,586   1,678,504
  #*Barnes & Noble, Inc...................... 1,158,031  24,029,143
    Bassett Furniture Industries, Inc........   185,283   1,989,939
   *Beasley Broadcast Group, Inc. Class A....    73,646     375,595
  #*Beazer Homes USA, Inc.................... 2,314,025   7,173,478
    bebe stores, inc.........................   102,739     842,460
    Belo Corp. Class A.......................   346,865   2,337,870
    Benihana, Inc............................   305,509   4,212,969
    Big 5 Sporting Goods Corp................    45,306     379,211
   *Biglari Holdings, Inc....................    23,523   9,558,101
   *Black Diamond, Inc.......................   357,251   3,547,502
   *Bluegreen Corp...........................   930,959   4,934,083
    Blyth, Inc...............................     4,981     438,179
   #Bob Evans Farms, Inc.....................   845,178  32,319,607
   #Bon-Ton Stores, Inc. (The)...............    64,663     400,911
   #Books-A-Million, Inc.....................   322,657   1,029,276
    Bowl America, Inc. Class A...............    17,959     238,406
  #*Boyd Gaming Corp......................... 1,452,948  11,173,170
   #Brown Shoe Co., Inc......................   783,930   7,141,602
   #Brunswick Corp...........................   150,387   3,953,674
   *Build-A-Bear Workshop, Inc...............   510,324   2,301,561
   *Cabela's, Inc............................ 1,287,489  48,679,959
   *Cache, Inc...............................   344,120   2,147,309
   #Callaway Golf Co......................... 1,601,603   9,817,826
   *Cambium Learning Group, Inc..............   240,309     545,501
   *Canterbury Park Holding Corp.............    16,606     189,142
   *Carmike Cinemas, Inc.....................     2,000      26,660
    Carriage Services, Inc...................   359,254   2,694,405
   *Cavco Industries, Inc....................    52,227   2,694,913
  #*Central European Media Enterprises, Ltd.
    Class A..................................    76,632     606,159
  #*Charles & Colvard, Ltd...................    23,790     101,108
   *Charming Shoppes, Inc.................... 3,245,680  19,149,512
    Christopher & Banks Corp.................   410,881     768,347
    Churchill Downs, Inc.....................    53,027   3,147,683
   *Coast Distribution System, Inc. (The)....    92,516     210,011
   *Cobra Electronics Corp...................   176,106     896,380
  #*Collective Brands, Inc...................   847,440  17,601,329
    Collectors Universe, Inc.................    28,303     455,395
  #*Conn's, Inc..............................   695,934  11,378,521
    Core-Mark Holding Co., Inc...............   308,282  11,899,685
  #*Corinthian Colleges, Inc.................   249,702     958,856
   *Cost Plus, Inc...........................   102,105   1,977,774
  #*Crown Media Holdings, Inc. Class A.......   283,109     427,495
    CSS Industries, Inc......................   259,352   4,966,591
   *Culp, Inc................................    29,090     333,080
  #*Cumulus Media, Inc. Class A..............   411,584   1,494,050
   *Cybex International, Inc.................   208,660     484,091
   *dELiA*s, Inc.............................   271,854     418,655

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                             SHARES     VALUE+
                                            --------- -----------
Consumer Discretionary -- (Continued)
   *Delta Apparel, Inc.....................   186,959 $ 2,675,383
    Destination Maternity Corp.............   169,487   3,362,622
   #Dillard's, Inc. Class A................ 1,250,547  80,735,314
   *Dixie Group, Inc. (The)................   293,970   1,140,604
   #Domino's Pizza, Inc....................   183,374   6,933,371
   *Dorman Products, Inc...................   284,848  13,610,037
    Dover Downs Gaming &
      Entertainment, Inc...................   133,251     359,778
   *Dover Motorsports, Inc.................   319,398     463,127
  #*DreamWorks Animation SKG, Inc.
    Class A................................    88,224   1,588,914
   #DSW, Inc. Class A......................    60,085   3,380,382
  #*Duckwall-ALCO Stores, Inc..............    98,216     786,710
   *E.W. Scripps Co. Class A (The)......... 1,193,353  10,931,113
   *EDCI Holdings, Inc.....................    70,804     349,772
   *ELXSI Corp.............................    27,300     163,527
   *Emerson Radio Corp.....................   156,037     316,755
   *Emmis Communications Corp. Class A.....   353,768     435,135
  #*Entercom Communications Corp...........    23,869     147,749
    Escalade, Inc..........................     4,453      26,006
   *Exide Technologies.....................   245,961     708,368
   *Famous Dave's of America, Inc..........     5,926      59,082
  #*Federal-Mogul Corp.....................   321,284   4,154,202
   *Fisher Communications, Inc.............    77,531   2,542,241
  #*Flanigan's Enterprises, Inc............     4,740      34,507
    Flexsteel Industries, Inc..............   196,868   3,939,329
    Fred's, Inc. Class A................... 1,038,043  14,864,776
    Frisch's Restaurants, Inc..............    45,652   1,212,517
   *Full House Resorts, Inc................   114,383     348,868
   *Furniture Brands International, Inc.... 1,167,729   1,845,012
   *Gaiam, Inc. Class A....................    88,531     349,697
    Gaming Partners International Corp.....    44,581     301,813
  #*Gaylord Entertainment Co............... 1,272,691  40,064,313
   *Geeknet, Inc...........................    63,024     916,999
  #*Genesco, Inc...........................   346,371  25,977,825
   *Golfsmith International Holdings, Inc..    24,417     114,272
  #*Gray Television, Inc...................   818,882   1,473,988
   *Gray Television, Inc. Class A..........    23,767      36,839
   *Great Wolf Resorts, Inc................   875,064   6,860,502
   #Group 1 Automotive, Inc................   692,454  40,079,238
   *Hallwood Group, Inc. (The).............     4,538      46,741
   *Hampshire Group, Ltd...................    41,080      90,376
   *Harris Interactive, Inc................   245,995     314,874
    Harte-Hanks, Inc.......................   196,000   1,646,400
  #*Hastings Entertainment, Inc............   306,501     622,197
    Haverty Furniture Cos., Inc............   546,043   6,552,516
    Haverty Furniture Cos., Inc. Class A...     5,701      70,122
   *Heelys, Inc............................    60,428     146,840
   *Helen of Troy, Ltd.....................   722,765  25,007,669
   *Hollywood Media Corp...................   477,459     525,205
    Hooker Furniture Corp..................   238,914   2,828,742
    Hot Topic, Inc.........................   563,183   5,519,193
  #*Iconix Brand Group, Inc................ 1,858,666  28,511,936
    International Speedway Corp. Class A...   647,606  17,284,604
   *Isle of Capri Casinos, Inc.............   492,831   3,080,194
   *J. Alexander's Corp....................   151,054   1,297,554
   *Jaclyn, Inc............................    40,909     262,840
   #JAKKS Pacific, Inc.....................   836,820  15,958,157
   *Johnson Outdoors, Inc. Class A.........   206,001   3,804,838
   #Jones Group, Inc. (The)................ 1,759,963  19,746,785
   *Journal Communications, Inc. Class A...   233,655     979,014
   *Kenneth Cole Productions, Inc. Class A.   335,433   5,343,448
   *Kid Brands, Inc........................   156,672     368,179

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                            SHARES     VALUE+
                                           --------- -----------
Consumer Discretionary -- (Continued)
   *Knology, Inc..........................    31,512 $   612,908
   *Kona Grill, Inc.......................    76,901     517,544
  #*K-Swiss, Inc. Class A.................   104,677     385,211
    Lacrosse Footwear, Inc................     1,486      19,169
   *Lakeland Industries, Inc..............   141,538   1,479,072
   *Lazare Kaplan International, Inc......   132,982     339,104
   *La-Z-Boy, Inc.........................   907,832  13,681,028
   *LeapFrog Enterprises, Inc.............    26,520     247,697
   *Lee Enterprises, Inc..................   712,477     805,099
   *Libbey, Inc...........................   359,563   5,130,964
   *Liberty Media Corp.--Liberty Capital
     Class B..............................     2,327     200,494
    Lifetime Brands, Inc..................   347,266   4,045,649
   *LIN TV Corp. Class A..................   271,018   1,070,521
    Lithia Motors, Inc. Class A...........   550,626  14,773,296
  #*Live Nation Entertainment, Inc........ 2,269,497  20,561,643
  #*LodgeNet Interactive Corp.............   266,259     612,396
   *Luby's, Inc...........................   460,949   2,821,008
   *M/I Homes, Inc........................   363,294   4,831,810
    Mac-Gray Corp.........................   311,115   4,635,614
  #*Madison Square Garden Co.
    Class A (The).........................   132,916   4,780,989
    Marcus Corp...........................   552,919   6,917,017
   *MarineMax, Inc........................   576,127   6,141,514
  #*McClatchy Co. Class A (The)........... 1,272,763   3,461,915
    McRae Industries, Inc. Class A........    30,453     506,129
   #MDC Holdings, Inc.....................   261,148   7,340,870
  #*Media General, Inc. Class A...........   510,904   1,823,927
   #Men's Wearhouse, Inc. (The)...........   355,044  13,150,830
   *Meritage Homes Corp...................   306,624   8,705,055
   *Modine Manufacturing Co...............    60,544     478,298
   *Monarch Casino & Resort, Inc..........     5,990      57,983
  #*Motorcar Parts of America, Inc........    80,164     606,040
    Movado Group, Inc.....................   502,742  14,252,736
   *MTR Gaming Group, Inc.................   409,204   2,082,848
   *Multimedia Games Holding Co., Inc.....   263,353   2,991,690
    National CineMedia, Inc...............    52,426     749,168
   *Nautilus, Inc.........................    74,314     192,473
   *Navarre Corp..........................    60,371     109,272
   *Nevada Gold & Casinos, Inc............   152,348     201,099
   *New Frontier Media, Inc...............   308,544     484,414
   *New York & Co., Inc...................   180,050     711,198
   *Nexstar Broadcasting Group, Inc.
     Class A..............................    91,253     707,211
   *Nobility Homes, Inc...................    12,925      93,318
   *Office Depot, Inc.....................   468,224   1,423,401
  #*OfficeMax, Inc........................    92,886     431,920
   *Orient-Express Hotels, Ltd. Class A... 2,289,834  24,478,325
    Outdoor Channel Holdings, Inc.........   171,466   1,268,848
   *P & F Industries, Inc. Class A........    18,335      81,041
  #*Pacific Sunwear of California, Inc.... 1,657,500   2,436,525
   #Penske Automotive Group, Inc.......... 1,371,335  36,258,097
    Pep Boys--Manny, Moe & Jack (The)..... 1,110,678  16,582,423
  #*Perfumania Holdings, Inc..............    89,183     717,031
   *Perry Ellis International, Inc........   446,480   8,353,641
   *Pinnacle Entertainment, Inc...........     1,763      19,569
   *Point.360.............................   112,341      70,786
   *Premier Exhibitions, Inc..............   227,560     591,656
   *Q.E.P. Co., Inc.......................    42,317     835,761
   *Quiksilver, Inc....................... 1,751,768   6,061,117
  #*Radio One, Inc. Class D...............   625,385     700,431
   *Reading International, Inc. Class A...   168,095     833,751
   *Red Lion Hotels Corp..................   529,202   4,413,545
   *Red Robin Gourmet Burgers, Inc........   242,040   8,631,146

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                              SHARES       VALUE+
                                             --------- --------------
Consumer Discretionary -- (Continued)
   #Regis Corp.............................. 1,741,161 $   31,950,304
   #Rent-A-Center, Inc...................... 1,578,683     54,006,745
   *Rick's Cabaret International, Inc.......   218,854      2,028,777
   *Rockford Corp...........................    14,048         75,157
   *Rocky Brands, Inc.......................   122,573      1,734,408
   *Ruby Tuesday, Inc....................... 1,291,372      8,781,330
    Ryland Group, Inc. (The)................    18,065        406,643
   *Saga Communications, Inc. Class A.......   116,643      4,392,775
  #*Saks, Inc............................... 2,702,909     29,623,883
    Salem Communications Corp. Class A......    71,565        383,588
   #Scholastic Corp......................... 1,436,861     43,896,104
   *School Specialty, Inc...................   540,760      1,768,285
   #Service Corp. International.............   920,298     10,657,051
    Shiloh Industries, Inc..................   192,329      1,767,504
   *Shoe Carnival, Inc......................   563,924     10,962,673
    Sinclair Broadcast Group, Inc.
      Class A...............................   169,117      1,738,523
  #*Skechers U.S.A., Inc. Class A...........   675,679     12,614,927
    Skyline Corp............................     1,465          8,043
   *Spanish Broadcasting System, Inc........     4,631         28,990
    Spartan Motors, Inc.....................   653,241      2,841,598
  #*Spectrum Group International, Inc.......   312,991        641,632
    Speedway Motorsports, Inc...............   903,490     15,413,539
   *Sport Chalet, Inc. Class A..............    82,165        107,636
   *Sport Chalet, Inc. Class B..............    15,675         26,412
    Stage Stores, Inc....................... 1,009,407     15,413,645
    Standard Motor Products, Inc............   400,090      6,029,356
   *Stanley Furniture Co., Inc..............    88,895        400,028
   *Stein Mart, Inc.........................    12,972         83,280
   *Steinway Musical Instruments, Inc.......   289,169      7,289,950
   #Stewart Enterprises, Inc. Class A....... 2,681,851     16,949,298
   *Stoneridge, Inc.........................    55,341        477,039
    Strattec Security Corp..................    48,198      1,050,716
    Superior Industries International, Inc..   753,990     12,900,769
   #Superior Uniform Group, Inc.............   144,642      1,699,544
   *Syms Corp...............................   392,655      4,079,685
   *Systemax, Inc...........................    22,732        390,308
   *Tandy Brands Accessories, Inc...........   200,326        338,551
    Tandy Leather Factory, Inc..............   133,935        688,426
   *Trans World Entertainment Corp..........   634,084      1,414,007
   *Tuesday Morning Corp.................... 1,307,967      5,284,187
   *Unifi, Inc..............................   421,533      4,687,447
   *Universal Electronics, Inc..............    12,824        216,982
  #*Valuevision Media, Inc. Class A.........     3,840          6,221
   *VOXX International Corp.................   408,407      5,182,685
   #Walking Co. Holdings, Inc. (The)........    24,077        162,520
   *Wells-Gardner Electronics Corp..........    54,437        111,596
   #Wendy's Co. (The).......................   468,999      2,284,025
   *West Marine, Inc........................   589,446      6,902,413
   *Wet Seal, Inc. Class A (The)............   124,577        409,858
    Weyco Group, Inc........................        15            366
  .*Xstelos Holdings, Inc...................   251,700        377,550
  #*Zale Corp...............................   887,533      2,431,840
                                                       --------------
Total Consumer Discretionary................            1,327,639,194
                                                       --------------

Consumer Staples -- (3.3%)
  #*Alliance One International, Inc......... 1,176,037      4,163,171
    Andersons, Inc. (The)...................    25,177      1,268,921
  #*Bridgford Foods Corp....................    37,720        344,195
    CCA Industries, Inc.....................    32,097        149,572
  #*Central European Distribution Corp......    88,050        429,684
   *Central Garden & Pet Co.................   312,005      3,301,013

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                       SHARES      VALUE+
                                      --------- ------------
Consumer Staples -- (Continued)
  #*Central Garden & Pet Co.
    Class A..........................   869,357 $  9,293,426
   *Chiquita Brands International,
     Inc............................. 1,148,246    9,760,091
   *Craft Brew Alliance, Inc.........   249,688    1,922,598
   *Crystal Rock Holdings, Inc.......     9,911       10,010
   *Cuisine Solutions, Inc...........   181,778      345,378
  #*Dean Foods Co....................   395,058    4,851,312
  #*Dole Food Co., Inc...............   656,426    5,566,492
   *Farmer Bros. Co..................     1,606       14,615
   #Fresh Del Monte Produce, Inc..... 1,501,108   34,780,672
    Griffin Land & Nurseries, Inc....    20,232      487,187
  #*Hain Celestial Group, Inc (The).. 1,084,318   51,288,241
   *Harbinger Group, Inc.............   405,478    2,092,266
  #*Imperial Sugar Co................   296,527    1,200,934
    Ingles Markets, Inc. Class A.....   190,597    3,314,482
   *John B. Sanfilippo & Son, Inc....   209,880    3,034,865
   *Mannatech, Inc...................     3,084       14,001
   #MGP Ingredients, Inc.............   289,677    1,346,998
    Nash-Finch Co....................   299,494    7,517,299
  #*Natural Alternatives
    International, Inc...............    94,109      620,178
   *Nutraceutical International Corp.    57,835      886,611
   #Oil-Dri Corp. of America.........    88,816    1,879,347
   *Omega Protein Corp...............   476,767    3,413,652
    Orchids Paper Products Co........     2,641       47,538
   *Pantry, Inc. (The)...............   379,846    4,846,835
   *Physicians Formula Holdings, Inc.   367,754    1,140,037
   *Pilgrim's Pride Corp.............    46,859      334,573
   *Prestige Brands Holdings, Inc.... 1,460,149   24,807,932
    Reliv' International, Inc........    12,603       18,274
   *Revlon, Inc......................    33,702      575,630
   *Seneca Foods Corp. Class A.......    85,205    1,984,424
   *Seneca Foods Corp. Class B.......    23,609      551,978
   *Smart Balance, Inc............... 1,577,484    9,307,156
    Spartan Stores, Inc..............   417,463    7,610,350
  #*Spectrum Brands Holdings, Inc....   369,104   12,737,779
    Stephan Co. (The)................    56,795      147,667
   #SUPERVALU, Inc................... 2,251,355   13,373,049
   *Susser Holdings Corp.............    17,115      456,799
   #Universal Corp...................   816,326   37,412,221
   #Weis Markets, Inc................    15,591      695,359
                                                ------------
Total Consumer Staples...............            269,344,812
                                                ------------

Energy -- (8.0%)
    Adams Resources & Energy, Inc....   107,983    6,557,808
    Alon USA Energy, Inc.............   608,033    5,496,618
   *Barnwell Industries, Inc.........   142,853      450,701
   *Basic Energy Services, Inc.......   146,234    2,105,770
  #*Bill Barrett Corp................   875,905   21,004,202
   *Black Ridge Oil and Gas, Inc.....    72,013       38,167
    Bolt Technology Corp.............    33,962      484,638
   #Bristow Group, Inc............... 1,224,212   59,802,756
   *Cal Dive International, Inc......   758,109    2,933,882
   *Comstock Resources, Inc..........   849,738   14,929,897
  #*Crimson Exploration, Inc.........   236,393    1,288,342
    Crosstex Energy, Inc.............   487,396    7,262,200
   *CVR Energy, Inc.................. 1,072,209   32,552,265
   *Dawson Geophysical Co............   169,395    4,548,256
    Delek US Holdings, Inc...........   666,650   10,866,395
  .*DHT Holdings, Inc. (N18239146)...     1,203      346,043
   #DHT Holdings, Inc. (Y2065G105)...   300,889      240,711
  #*Double Eagle Petroleum Co........    81,571      447,825
  #*Endeavour International Corp.....   111,066    1,386,104

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                         SHARES      VALUE+
                                        --------- ------------
Energy -- (Continued)
   *Energy Partners, Ltd...............   543,326 $  8,845,347
   *ENGlobal Corp......................    26,577       53,154
  #*Evolution Petroleum Corp...........    26,290      232,404
  #*Exterran Holdings, Inc............. 1,602,444   21,649,018
   *Forbes Energy Services, Ltd........       451        2,517
  #*Forest Oil Corp....................   142,150    1,893,438
   *Gastar Exploration, Ltd............     7,589       21,325
   *Geokinetics, Inc...................    24,934       44,133
   *GeoMet, Inc........................    58,801       30,577
  #*GMX Resources, Inc.................   132,216      181,136
  #*Green Plains Renewable Energy, Inc.   699,705    5,590,643
    Gulf Island Fabrication, Inc.......   250,356    7,014,975
  #*Gulfmark Offshore, Inc. Class A....   742,629   35,772,439
  #*Harvest Natural Resources, Inc.....   878,355    6,043,082
  #*Helix Energy Solutions Group, Inc.. 3,592,362   73,320,108
   *Hercules Offshore, Inc............. 4,651,390   23,629,061
   *HKN, Inc...........................    86,717      197,715
  #*Hornbeck Offshore Services, Inc.... 1,038,490   43,232,339
  #*Mexco Energy Corp..................       733        5,314
   *Mitcham Industries, Inc............   179,913    4,274,733
   *Natural Gas Services Group, Inc....   271,908    3,545,680
  #*Newpark Resources, Inc............. 1,096,593    6,974,331
   *Nordic American Tankers, Ltd.......    12,826      186,234
  #Overseas Shipholding Group, Inc.....   769,994    9,008,930
   *Parker Drilling Co................. 3,288,767   17,002,925
  #*Patriot Coal Corp..................   497,505    2,900,454
   Penn Virginia Corp.................. 1,016,748    5,205,750
  #*Petroleum Development Corp.........   706,175   24,285,358
   *PHI, Inc. Non-Voting...............   308,143    8,205,848
   *PHI, Inc. Voting...................     1,686       41,931
   *Pioneer Drilling Co................ 1,898,311   14,958,691
   *Rentech, Inc.......................   554,721    1,281,406
   *REX American Resources Corp........   234,850    6,514,739
  #*SEACOR Holdings, Inc...............   408,801   37,989,877
   *SemGroup Corp. Class A.............   228,253    7,258,445
   Ship Finance International, Ltd.....     9,914      137,309
   *Superior Energy Services, Inc...... 1,217,614   32,778,169
  #*Swift Energy Co....................   278,579    8,427,015
   *TETRA Technologies, Inc............   818,148    7,126,069
   *TGC Industries, Inc................   158,369    1,806,995
  #*Triangle Petroleum Corp............    27,628      179,858
   *Union Drilling, Inc................   350,905    1,954,541
  #*Unit Corp..........................    17,927      757,416
  #*USEC, Inc.......................... 3,330,962    2,803,338
   *Venoco, Inc........................    38,862      431,757
   *Warren Resources, Inc..............     2,345        7,246
   #Western Refining, Inc.............. 2,030,451   38,680,092
  #*Westmoreland Coal Co...............    76,213      768,989
   *Willbros Group, Inc................   294,254    1,588,972
                                                  ------------
Total Energy...........................            647,584,403
                                                  ------------

Financials -- (20.4%)
   *1st Constitution Bancorp...........    16,893      140,212
    1st Source Corp....................   583,991   13,250,756
   *1st United Bancorp, Inc............    64,420      390,385
   *21st Century Holding Co............   168,397      742,631
    Access National Corp...............    39,981      510,158
   *Affirmative Insurance
     Holdings, Inc.....................    99,958       50,464
    Alliance Bancorp, Inc.
      of Pennsylvania..................     1,825       21,170
    Alliance Financial Corp............        43        1,312
   *Altisource Portfolio Solutions SA..   236,430   14,145,607

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                          SHARES     VALUE+
                                         --------- ----------
Financials -- (Continued)
    Ameriana Bancorp....................    34,757   $191,164
  #*American Capital, Ltd............... 2,720,632 27,015,876
   #American Equity Investment Life
     Holding Co......................... 1,716,707 21,046,828
   *American Independence Corp..........    42,672    188,610
    American National Insurance Co......     1,650    115,830
   *American River Bankshares...........    76,697    558,354
   *American Safety Insurance
     Holdings, Ltd......................   196,970  3,728,642
  #*Ameris Bancorp......................   212,430  2,634,132
  #*AmeriServ Financial, Inc............   316,653    934,126
   *Anchor Bancorp Wisconsin, Inc.......   349,394    227,106
    Argo Group International
      Holdings, Ltd.....................   930,177 26,844,908
    ASB Financial Corp..................     3,480     44,161
    Aspen Insurance Holdings, Ltd.......   543,191 15,383,169
   #Associated Banc-Corp................   241,100  3,213,863
   #Astoria Financial Corp..............   497,595  4,821,696
    Atlantic American Corp..............   238,675    699,318
   *Atlantic Coast Financial Corp.......    17,186     36,091
   *AV Homes, Inc.......................   224,613  2,800,924
    Baldwin & Lyons, Inc. Class A.......     3,124     80,599
    Baldwin & Lyons, Inc. Class B.......   367,343  7,997,057
   *Bancorp, Inc........................   219,264  2,251,841
   #BancorpSouth, Inc...................   383,733  5,168,884
   #*BancTrust Financial Group, Inc.....    98,095    206,980
    Bank Mutual Corp....................    84,195    328,361
    Bank of Commerce Holdings...........    11,642     49,595
   #*BankAtlantic Bancorp, Inc. Class A.   264,644  1,484,653
    BankFinancial Corp..................   522,839  3,482,108
    Banner Corp.........................   195,237  4,285,452
    Bar Harbor Bankshares...............       530     19,610
   *BBCN Bancorp, Inc...................   463,440  5,088,571
   #BCB Bancorp, Inc....................    23,344    241,844
   *BCSB Bancorp, Inc...................     4,055     56,365
   #Beacon Federal Bancorp, Inc.........    26,778    348,114
   *Berkshire Bancorp, Inc..............     4,650     33,248
    Berkshire Hills Bancorp, Inc........   495,156 11,235,090
   *BNCCORP, Inc........................    30,988     72,047
  #*BofI Holding, Inc...................    46,999    835,172
    Boston Private Financial
      Holdings, Inc.....................   637,107  5,937,837
  #*Bridge Capital Holdings.............    37,249    569,537
   #Brookline Bancorp, Inc..............   777,861  6,985,192
   *Brunswick Bancorp...................     1,200      6,990
    Bryn Mawr Bank Corp.................    12,158    261,275
    C&F Financial Corp..................    15,641    491,909
    California First National Bancorp...   142,816  2,270,774
   *Camco Financial Corp................    83,884    202,160
  #*Cape Bancorp, Inc...................    31,461    256,093
   *Capital Bank Corp...................    62,420    143,566
   #Capital City Bank Group, Inc........    47,054    392,901
    Capital Southwest Corp..............    48,336  4,626,722
   #CapitalSource, Inc.................. 3,052,244 19,686,974
   #Capitol Federal Financial, Inc......    94,839  1,120,049
    Cardinal Financial Corp.............     4,495     54,255
   *Carolina Bank Holdings, Inc.........     2,823     12,788
   *Carrollton Bancorp..................    10,578     55,376
    Cathay General Bancorp.............. 1,544,662 26,599,080
    Centerstate Banks, Inc..............    68,652    551,962
    Central Bancorp, Inc................     7,766    140,642
   *Central Virginia Bankshares, Inc....        41         35
    Century Bancorp, Inc. Class A.......    19,597    538,330
    CFS Bancorp, Inc....................   205,091  1,138,255
    Chemical Financial Corp.............   712,533 15,725,603

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                    SHARES     VALUE+
                                                   --------- -----------
Financials -- (Continued)
   *Chicopee Bancorp, Inc.........................    38,643 $   556,459
  #*Citizens Community Bancorp, Inc...............    40,028     246,973
   *Citizens First Corp...........................     5,122      42,256
   *Citizens Republic Bancorp, Inc................    22,036     371,747
    Citizens South Banking Corp...................   143,329     716,645
  #*CNO Financial Group, Inc...................... 8,629,001  62,732,837
   #CoBiz Financial, Inc..........................   121,000     756,250
    Codorus Valley Bancorp, Inc...................    13,505     186,369
   *Colonial Financial Services, Inc..............     4,124      55,571
  #*Colony Bankcorp, Inc..........................    11,871      48,730
   #Columbia Banking System, Inc..................   389,469   7,980,220
   *Community Bankers Trust Corp..................       300         717
   *Community West Bancshares.....................    22,417      50,999
  #*CompuCredit Holdings Corp.....................   413,266   2,277,096
   *Consumer Portfolio Services, Inc..............   315,616     552,328
   *Cowen Group, Inc. Class A.....................   281,192     708,604
    Delphi Financial Group, Inc. Class A.......... 1,345,752  61,124,056
    Donegal Group, Inc. Class A...................   489,931   6,672,860
   #Donegal Group, Inc. Class B...................    54,693     957,128
   *Doral Financial Corp..........................    77,216     141,305
    Eagle Bancorp Montana, Inc....................     1,025      10,506
    Eastern Insurance Holdings, Inc...............   118,273   1,809,577
   *Eastern Virginia Bankshares, Inc..............    18,614      71,664
    ECB Bancorp, Inc..............................    10,525      99,040
    Edelman Financial Group, Inc..................   424,274   3,746,339
    EMC Insurance Group, Inc......................   292,000   5,772,840
  #*Encore Bancshares, Inc........................    73,298   1,503,342
    Endurance Specialty Holdings, Ltd.............   706,983  28,406,577
   #Enterprise Bancorp, Inc.......................     4,106      66,066
    Enterprise Financial Services Corp............    79,352     959,366
    Epoch Holding Corp............................    48,297   1,304,019
   #ESB Financial Corp............................    36,961     496,386
    ESSA Bancorp, Inc.............................   170,915   1,666,421
   #Evans Bancorp, Inc............................     5,683      85,302
  #*Farmers Capital Bank Corp.....................    53,888     347,578
   #FBL Financial Group, Inc. Class A.............   791,367  23,044,607
    Federal Agricultural Mortgage Corp. Class A...     3,592      64,207
    Federal Agricultural Mortgage Corp. Class C...   237,515   5,429,593
    Fidelity Bancorp, Inc.........................    19,945     217,899
   #Fidelity Southern Corp........................    31,259     265,390
    Financial Institutions, Inc...................   183,936   3,112,197
   *First Acceptance Corp.........................   865,637   1,333,081
   #First Advantage Bancorp.......................    20,056     264,839
   #First American Financial Corp................. 1,003,318  16,805,576
   #First Bancorp.................................    56,281     563,936
    First Bancorp of Indiana, Inc.................     5,430      61,088
    First Bancorp, Inc............................       658       9,548
   *First Bancshares, Inc.........................    24,793     159,915
    First Bancshares, Inc. (The)..................     2,100      19,299
   *First Bank of Delaware........................    70,003     163,807
   #First Business Financial Services, Inc........    22,900     520,059
   *First California Financial Group, Inc.........    59,941     327,278
   #First Citizens BancShares, Inc. Class A.......    14,292   2,476,804
    First Commonwealth Financial Corp.............   923,776   5,939,880
    First Community Bancshares, Inc...............    70,059     938,090
    First Defiance Financial Corp.................   192,018   3,298,869
  #*First Federal Bancshares of Arkansas, Inc.....   104,524     987,752
   *First Federal of Northern Michigan
     Bancorp, Inc.................................    31,310     116,317
    First Financial Corp..........................   171,932   5,157,960
    First Financial Holdings, Inc.................   140,282   1,618,854
   *First Financial Northwest, Inc................   204,986   1,629,639

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                          SHARES     VALUE+
                                         --------- -----------
Financials -- (Continued)
   *First Financial Service Corp........    15,033 $    52,616
    First Interstate BancSystem, Inc....   326,591   4,601,667
   *First Investors Financial Services
     Group, Inc.........................   118,400   1,050,800
    First M&F Corp......................    70,691     308,213
   *First Marblehead Corp. (The)........   184,191     195,242
    First Merchants Corp................   672,040   8,286,253
    First Midwest Bancorp, Inc..........   874,729   9,315,864
   #First Pactrust Bancorp, Inc.........    99,608   1,094,692
   *First Place Financial Corp..........   407,584     264,930
   *First Regional Bancorp..............   304,399         152
  #*First United Corp...................    70,285     579,851
   *First West Virginia Bancorp.........     9,110     146,671
    Firstbank Corp......................    98,756     982,622
   *FirstCity Financial Corp............   221,261   1,829,828
    Flagstone Reinsurance Holdings SA...   801,979   6,014,843
    Flushing Financial Corp.............   387,633   5,050,858
   #FNB Corp............................ 1,418,053  16,094,902
  #*FNB United Corp.....................     4,227      71,605
   *Forestar Group, Inc.................    12,407     190,820
    Fox Chase Bancorp, Inc..............    38,984     495,876
    Fulton Financial Corp...............   597,073   6,263,296
    GAINSCO, Inc........................       100         870
   #German American Bancorp, Inc........     2,090      39,794
   *Gleacher & Co., Inc.................    15,573      16,196
   *Global Indemnity P.L.C..............   245,653   4,424,211
   #Great Southern Bancorp, Inc.........       196       4,712
   *Greene Bancshares, Inc..............   173,437     286,171
   *Guaranty Bancorp....................   606,993   1,183,636
   *Guaranty Federal Bancshares, Inc....    32,352     267,228
   *Hallmark Financial Services, Inc....   427,762   3,216,770
    Hampden Bancorp, Inc................     6,119      75,876
   *Hanmi Financial Corp................    12,762     133,106
   #Hanover Insurance Group,
     Inc. (The).........................   300,003  12,108,121
   #Harleysville Group, Inc.............   512,744  30,733,875
   #Harleysville Savings
     Financial Corp.....................    14,792     260,339
  #*Harris & Harris Group, Inc..........   281,365   1,133,901
    Hawthorn Bancshares, Inc............    24,698     185,112
    Heartland Financial USA, Inc........     3,438      63,672
  #*Heritage Commerce Corp..............   247,772   1,669,983
   #Heritage Financial Corp.............    56,156     735,644
    Heritage Financial Group, Inc.......     6,692      75,419
    HF Financial Corp...................   127,790   1,533,480
   *Hilltop Holdings, Inc............... 1,249,137   9,905,656
    Hingham Institution for Savings.....     1,857     107,056
   *HMN Financial, Inc..................   102,799     292,977
   *Home Bancorp, Inc...................     4,763      82,686
    Home Federal Bancorp, Inc...........   200,158   1,959,547
    Homeowners Choice, Inc..............     6,078      85,153
    HopFed Bancorp, Inc.................    67,823     602,946
    Horace Mann Educators Corp..........   876,441  15,381,540
   #Horizon Bancorp.....................    13,458     338,738
  #*Horizon Financial Corp..............    55,424         100
  #*Howard Hughes Corp. (The)...........     5,313     356,555
   *ICG Group, Inc......................   896,185   8,495,834
   *Imperial Holdings, Inc..............       510       1,953
   #Independence Holding Co.............   256,988   2,731,782
  #*Independent Bank Corp...............    64,970     248,835
    Indiana Community Bancorp...........    43,789     997,513
    Infinity Property & Casualty Corp...   478,528  25,558,180
   #International Bancshares Corp.......   357,814   7,059,670
    Internet Patents Corp...............    17,548      57,382

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                            SHARES     VALUE+
                                           --------- -----------
Financials -- (Continued)
   *Intervest Bancshares Corp. Class A....   163,808 $   655,232
   *Investment Technology Group, Inc......   365,575   3,728,865
    Investors Title Co....................    43,302   2,207,103
   *Jacksonville Bancorp, Inc.............    12,519      32,675
  #*Janus Capital Group, Inc..............   426,796   3,235,114
   *Jefferson Bancshares, Inc.............    30,773      62,315
    JMP Group, Inc........................    28,335     209,962
    Kaiser Federal Financial Group, Inc...     4,589      64,200
   #Kemper Corp........................... 1,500,447  44,998,406
  #*Knight Capital Group, Inc............. 1,135,765  14,923,952
    Lake Shore Bancorp, Inc...............       200       2,000
   #Lakeland Bancorp, Inc.................   265,262   2,424,495
    Landmark Bancorp, Inc.................    23,219     475,757
   #LNB Bancorp, Inc......................   215,712   1,423,699
   *Louisiana Bancorp, Inc................     1,005      16,281
   *LSB Financial Corp....................    14,599     248,183
  #*Macatawa Bank Corp....................   154,164     522,616
   *Magyar Bancorp, Inc...................    36,773     176,143
    Maiden Holdings, Ltd..................   610,739   5,069,134
    MainSource Financial Group, Inc.......   502,740   5,877,031
   *Malvern Federal Bancorp, Inc..........     1,757      14,934
    Marlin Business Services Corp.........   346,779   5,090,716
   *Maui Land & Pineapple Co., Inc........    12,148      47,985
   #Mayflower Bancorp, Inc................    10,823      94,268
   #MB Financial, Inc..................... 1,307,012  27,015,938
  #*MBIA, Inc............................. 4,030,666  40,629,113
  #*MBT Financial Corp....................   335,703   1,020,537
    MCG Capital Corp...................... 2,403,950  10,072,550
    Meadowbrook Insurance Group, Inc...... 1,522,479  13,443,490
    Medallion Financial Corp..............   510,708   5,582,038
  #*Mercantile Bank Corp..................    95,648   1,428,981
    Meta Financial Group, Inc.............    48,847   1,029,206
   *Metro Bancorp, Inc....................   399,301   4,619,913
   *MetroCorp Bancshares, Inc.............    97,187   1,117,650
  #*MGIC Investment Corp.................. 4,679,934  16,192,572
    MicroFinancial, Inc...................   220,805   1,501,474
    Mid Penn Bancorp, Inc.................     4,186      41,483
    MidWestOne Financial Group, Inc.......    16,530     345,477
    Montpelier Re Holdings, Ltd........... 2,238,256  45,929,013
   #MSB Financial Corp....................     3,087      18,522
    MutualFirst Financial, Inc............   140,766   1,423,144
   #National Penn Bancshares, Inc......... 2,369,585  21,847,574
    National Security Group, Inc..........    11,290     100,481
    National Western Life Insurance Co.
      Class A.............................    65,017   8,846,213
    Naugatuck Valley Financial Corp.......     2,355      17,592
   *Navigators Group, Inc. (The)..........   463,670  22,024,325
   #Nelnet, Inc. Class A..................   430,357  11,111,818
   *New Century Bancorp, Inc..............    38,742     167,365
    New England Bancshares, Inc...........     4,958      53,348
   #New Hampshire Thrift
     Bancshares, Inc......................    90,405   1,170,745
   *NewBridge Bancorp.....................   252,589   1,101,288
   *Newport Bancorp, Inc..................     2,348      32,285
   *NewStar Financial, Inc................   484,166   5,747,050
    North Central Bancshares, Inc.........    39,100   1,189,031
   *North Valley Bancorp..................     6,760      85,041
   #Northeast Bancorp.....................    15,157     158,012
    Northeast Community Bancorp, Inc......     9,831      57,315
    Northrim Bancorp, Inc.................   137,999   3,027,698
    Northway Financial, Inc...............     7,009      88,489
   #Northwest Bancshares, Inc.............   547,594   6,746,358
    Norwood Financial Corp................       459      12,393

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                SHARES     VALUE+
                                               --------- -----------
Financials -- (Continued)
    Ocean Shore Holding Co....................    14,498 $   166,002
  #*Old Second Bancorp, Inc...................   317,787     517,993
   *OmniAmerican Bancorp, Inc.................    13,564     271,958
    OneBeacon Insurance Group, Ltd. Class A...   133,950   1,906,109
    Oppenheimer Holdings, Inc. Class A........    42,361     722,679
    Oriental Financial Group, Inc.............   396,062   4,681,453
    Osage Bancshares, Inc.....................       500       3,762
   *PAB Bankshares, Inc.......................    19,489         497
    Pacific Continental Corp..................    36,417     323,747
   *Pacific Mercantile Bancorp................   149,626     893,267
   *Pacific Premier Bancorp, Inc..............   128,514     999,839
   *Park Sterling Corp........................   465,908   2,194,427
  #*Patriot National Bancorp..................    77,524     136,442
   #Peapack-Gladstone Financial Corp..........       315       4,797
  #*Penson Worldwide, Inc.....................   324,473     158,018
    Peoples Bancorp...........................    14,576     262,368
    Peoples Bancorp of North Carolina.........    31,179     255,824
   #Peoples Bancorp, Inc......................   288,738   5,309,892
  #*PHH Corp.................................. 1,930,092  29,916,426
  #*Phoenix Cos., Inc. (The).................. 2,003,397   4,207,134
   *PICO Holdings, Inc........................   131,042   3,146,318
    Pinnacle Bancshares, Inc..................    17,681     181,672
   *Pinnacle Financial Partners, Inc..........   700,518  12,819,479
   *Piper Jaffray Cos., Inc...................   341,899   8,291,051
    Platinum Underwriters Holdings, Ltd.......   487,381  17,847,892
    Porter Bancorp, Inc.......................     8,106      16,212
   *Preferred Bank............................    34,834     432,638
   *Premier Financial Bancorp, Inc............    79,483     618,378
    Presidential Life Corp....................   795,277   9,209,308
  #*Princeton National Bancorp, Inc...........    18,151      28,497
   #PrivateBancorp, Inc.......................   235,836   3,709,700
    ProAssurance Corp.........................    99,751   8,787,066
   #Protective Life Corp......................   386,718  11,315,369
    Provident Financial Holdings, Inc.........   186,887   2,016,511
    Provident Financial Services, Inc......... 2,308,593  33,936,317
    Provident New York Bancorp................ 1,096,219   9,252,088
   *PSB Holdings, Inc.........................     1,979       9,103
   #Pulaski Financial Corp....................   233,961   1,754,708
    QC Holdings, Inc..........................     1,979       8,114
   #QCR Holdings, Inc.........................     1,155      13,756
   #Radian Group, Inc......................... 3,406,246  10,627,488
  .*Rainier Pacific Financial Group, Inc......    85,914          --
   #Renasant Corp.............................   493,577   7,897,232
   #Republic Bancorp, Inc. Class A............     4,113      96,779
   *Republic First Bancorp, Inc...............    77,655     167,735
    Resource America, Inc. Class A............   295,446   2,065,168
   *Riverview Bancorp, Inc....................   230,437     403,265
    Rockville Financial, Inc..................     8,656     101,362
   *Royal Bancshares of Pennsylvania, Inc.
     Class A..................................     8,282      12,423
   *Rurban Financial Corp.....................    31,237     149,938
  #*Safeguard Scientifics, Inc................   205,748   3,366,037
    Safety Insurance Group, Inc...............   386,222  15,390,947
    Salisbury Bancorp, Inc....................     2,455      61,363
    Sandy Spring Bancorp, Inc.................   312,546   5,628,953
   *Savannah Bancorp, Inc. (The)..............    12,023      61,317
    SeaBright Holdings, Inc...................   621,597   5,588,157
   *Seacoast Banking Corp. of Florida.........   160,836     260,554
   *Security National Financial Corp. Class A.    10,475      17,336
    Selective Insurance Group, Inc............ 1,778,569  31,107,172
    Shore Bancshares, Inc.....................    13,578      86,899
    SI Financial Group, Inc...................     3,919      45,068

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                             SHARES     VALUE+
                                            --------- -----------
Financials -- (Continued)
   *Siebert Financial Corp.................    50,658 $    90,678
   #Sierra Bancorp.........................    11,273     103,261
    Simmons First National Corp. Class A...    49,418   1,202,834
    Somerset Hills Bancorp.................     1,227      10,693
    South Street Financial Corp............    11,002      63,537
   *Southcoast Financial Corp..............    93,426     223,288
   *Southern Community Financial Corp......   226,834     635,135
   *Southern Connecticut Bancorp, Inc......    28,066      51,641
   #*Southern First Bancshares, Inc........    60,952     524,187
    Southern Missouri Bancorp, Inc.........       384       9,454
    Southern National Bancorp of
      Virginia, Inc........................     4,539      31,319
   *Southwest Bancorp, Inc.................   346,436   3,149,103
    Southwest Georgia Financial Corp.......     1,652      13,736
   #StanCorp Financial Group, Inc..........   240,024   9,212,121
    State Auto Financial Corp..............   813,831  11,662,198
    StellarOne Corp........................   453,196   5,669,482
   #Stewart Information Services Corp......   512,124   7,538,465
   *Stratus Properties, Inc................   122,018   1,108,534
  #*Suffolk Bancorp........................     5,781      68,678
    Summit State Bank......................     7,557      47,156
  #*Sun Bancorp, Inc.......................   563,971   1,629,876
   #Susquehanna Bancshares, Inc............ 4,182,685  43,374,443
   *Sussex Bancorp.........................    22,778     114,687
    SWS Group, Inc.........................     1,900      10,716
   #Symetra Financial Corp.................   223,206   2,714,185
  #*Taylor Capital Group, Inc..............   104,790   1,458,677
   #TCF Financial Corp.....................   137,340   1,575,290
    Teche Holding Co.......................    14,319     534,528
    Territorial Bancorp, Inc...............     1,524      33,101
    TF Financial Corp......................    73,202   1,830,050
   #Thomas Properties Group, Inc...........    39,432     192,428
   *TIB Financial Corp.....................     5,184      72,161
   *TierOne Corp...........................    71,235         107
   *Timberland Bancorp, Inc................   186,434     948,949
   *Tower Financial Corp...................    33,913     357,443
    Tower Group, Inc.......................   442,080   9,540,086
   #TowneBank..............................    70,831     922,220
   *Transcontinental Realty Investors, Inc.     1,248       3,519
   *Tree.com, Inc..........................   132,521   1,060,168
  .*Trenwick Group, Ltd....................   199,776          --
  .*UCBH Holdings, Inc..................... 1,043,075       5,215
   #Umpqua Holdings Corp................... 3,448,430  45,657,213
   *Unico American Corp....................   145,800   1,710,234
    Union First Market Bankshares Corp.....   172,575   2,409,147
   *United Bancshares, Inc.................     9,093      73,653
   #United Community Bancorp...............     4,184      23,012
  #*United Community Banks, Inc............   214,518   2,018,614
   *United Community Financial Corp........   442,091     711,767
    United Financial Bancorp, Inc..........   213,448   3,423,706
    United Fire Group, Inc.................   862,595  14,853,886
  #*United Security Bancshares.............     8,124      20,230
   *Unity Bancorp, Inc.....................    51,891     320,167
    Universal Insurance Holdings, Inc......     4,003      16,572
    Univest Corp. of Pennsylvania..........     6,825     109,882
   *Virginia Commerce Bancorp, Inc.........   354,408   2,775,015
   *Virtus Investment Partners, Inc........    14,994   1,265,494
   #VIST Financial Corp....................    62,647     732,970
    VSB Bancorp, Inc.......................       833       8,946
   #Washington Federal, Inc................ 1,228,034  21,539,716
   *Waterstone Financial, Inc..............    86,237     271,647
    Wayne Savings Bancshares, Inc..........    21,613     188,898

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                        SHARES       VALUE+
                                       --------- --------------
Financials -- (Continued)
   #Webster Financial Corp............ 1,879,422 $   42,719,262
    WesBanco, Inc.....................   701,499     14,366,700
   #West Bancorporation, Inc..........    93,877        901,219
   #*Western Alliance Bancorp.........    69,848        613,265
    Westfield Financial, Inc..........   307,953      2,300,409
    White River Capital, Inc..........     7,843        177,252
   #Wintrust Financial Corp........... 1,117,309     40,368,374
   *WSB Holdings, Inc.................    79,760        273,178
    WSFS Financial Corp...............    15,381        613,856
    WVS Financial Corp................     1,740         13,450
   *Yadkin Valley Financial Corp......   100,173        326,564
                                                 --------------
Total Financials......................            1,647,782,105
                                                 --------------
Health Care -- (4.5%)
   *Acadia Pharmaceuticals, Inc.......    40,663         60,995
   *Addus HomeCare Corp...............     6,667         30,802
   *Affymetrix, Inc...................   631,820      2,792,644
   *Albany Molecular Research, Inc....   902,005      2,877,396
  #*Alere, Inc........................    78,315      1,870,945
   *Allied Healthcare Products, Inc...   207,331        679,009
   *Almost Family, Inc................     7,536        183,728
   *Alphatec Holdings, Inc............   166,651        363,299
   *Amedisys, Inc.....................   344,089      5,068,431
   *American Shared Hospital Services.    87,469        288,210
   *Amsurg Corp.......................   353,120     10,155,731
   *AngioDynamics, Inc................   717,462      8,882,180
   *Anika Therapeutics, Inc...........   207,695      3,543,277
  #*Ariad Pharmaceuticals, Inc........   405,182      6,604,467
   *Arqule, Inc.......................     3,800         26,790
    Arrhythmia Research
      Technology, Inc.................     5,407         16,491
    Assisted Living Concepts, Inc.....   226,090      4,049,272
   *Astex Pharmaceuticals, Inc........    24,064         42,353
   *Bioanalytical Systems, Inc........    32,200         42,504
   *BioClinica, Inc...................    19,152        111,273
   *Cambrex Corp......................   116,635        755,795
   *Capital Senior Living Corp........   755,623      7,321,987
   *CardioNet, Inc....................    92,092        259,699
   *Chindex International, Inc........     1,232         12,037
   *Columbia Laboratories, Inc........   302,601        220,868
   *Community Health Systems, Inc.....    54,559      1,327,966
    CONMED Corp.......................   841,329     24,053,596
   #Cooper Cos., Inc. (The)...........   154,256     13,600,752
   *Cross Country Healthcare, Inc.....   936,911      4,319,160
   *CryoLife, Inc.....................   374,792      1,982,650
   *Cutera, Inc.......................   408,433      3,594,210
   *Cynosure, Inc. Class A............   154,644      3,196,491
    Daxor Corp........................     8,479         77,583
   *Digirad Corp......................   253,185        554,475
   *DUSA Pharmaceuticals, Inc.........   124,240        728,046
   *Emisphere Technologies, Inc.......   324,805         81,201
   *Endologix, Inc....................   227,601      3,409,463
   *Enzo Biochem, Inc.................   506,999      1,389,177
   *Exactech, Inc.....................       654         10,137
  #*Exelixis, Inc.....................       529          2,539
   *Five Star Quality Care, Inc.......   682,361      2,340,498
   *Gentiva Health Services, Inc......   612,070      5,067,940
   *Greatbatch, Inc...................   550,105     12,811,945
   *Harvard Bioscience, Inc...........   168,761        673,356
   *Healthways, Inc...................   145,945        973,453
  #*Incyte Corp.......................   243,839      5,530,269
   *IntegraMed America, Inc...........   121,934      1,510,762

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
Health Care -- (Continued)
    Invacare Corp...........................................   711,332 $ 11,274,612
   *Iridex Corp.............................................    89,682      375,768
  #*ISTA Pharmaceuticals, Inc...............................   357,534    3,235,683
    Kewaunee Scientific Corp................................    61,424      512,583
   *Kindred Healthcare, Inc................................. 1,453,703   14,013,697
  #*K-V Pharmaceutical Co. Class A..........................   127,224      146,308
   *K-V Pharmaceutical Co. Class B..........................       500          720
  #*Lannet Co., Inc.........................................   275,468    1,085,344
    LeMaitre Vascular, Inc..................................    72,687      392,510
   *LHC Group, Inc..........................................     1,841       32,604
  #*LifePoint Hospitals, Inc................................ 1,881,774   73,426,821
   *Maxygen, Inc............................................   701,698    3,964,594
   *MedCath Corp............................................   622,045    4,907,935
   *Medical Action Industries, Inc..........................    28,970      159,914
  #*MediciNova, Inc.........................................    18,700       56,100
   *Misonix, Inc............................................   131,503      256,431
  #*Molina Healthcare, Inc..................................   311,887    7,999,902
   *Myrexis, Inc............................................    81,541      246,254
   *Natus Medical, Inc......................................    43,487      532,281
   *Palomar Medical Technologies, Inc.......................    21,296      185,275
   *PDI, Inc................................................   296,940    2,408,183
   *PharMerica Corp.........................................   180,424    2,141,633
  #*PhotoMedex, Inc.........................................    12,934      199,054
    Psychemedics Corp.......................................     1,276       12,569
   *RadNet, Inc.............................................   294,796      910,920
   *Retractable Technologies, Inc...........................    39,828       50,183
   *RTI Biologics, Inc......................................   607,622    2,126,677
   *Skilled Healthcare Group, Inc. Class A..................   184,669    1,416,411
   *Solta Medical, Inc......................................    50,747      164,928
   *SRI/Surgical Express, Inc...............................   154,561      582,695
   *Stereotaxis, Inc........................................    22,358        9,149
   *Strategic Diagnostics, Inc..............................   253,643      451,485
  #*Sucampo Pharmaceuticals, Inc. Class A...................   301,301    2,506,824
   *Sun Healthcare Group, Inc...............................   118,040      853,429
   *SunLink Health Systems, Inc.............................    49,977       61,472
   *SurModics, Inc..........................................    25,237      373,255
   *Symmetry Medical, Inc...................................   367,427    2,612,406
  #*Synageva BioPharma Corp.................................    52,906    2,009,370
   *Theragenics Corp........................................   560,030      963,252
   *Triple-S Management Corp. Class B.......................   541,001   11,393,481
  #*Universal American Corp................................. 1,950,992   17,910,107
  #*ViroPharma, Inc......................................... 1,980,889   43,084,336
   *Wright Medical Group, Inc...............................   102,287    1,905,607
                                                                       ------------
Total Health Care...........................................            360,448,614
                                                                       ------------
Industrials -- (16.1%)
   *A.T. Cross Co. Class A..................................   338,355    3,884,315
    AAR Corp................................................ 1,115,033   17,227,260
   *ACCO Brands Corp........................................    42,397      445,169
   *Accuride Corp...........................................    28,657      207,763
   Aceto Corp...............................................   588,332    5,294,988
   #Acorn Energy, Inc.......................................   146,985    1,835,843
   *Aegion Corp.............................................    64,021    1,168,383
  #*AeroCentury Corp........................................    31,474      341,808
   *Aerosonic Corp..........................................    38,623      132,863
   *Air Transport Services Group, Inc.......................   602,192    3,191,618
    Aircastle, Ltd.......................................... 1,484,095   18,031,754
    Alamo Group, Inc........................................   307,156   10,345,014
   *Alaska Air Group, Inc...................................    11,570      391,066
   #Alexander & Baldwin, Inc................................ 1,253,242   64,115,861
  .*Allied Defense Group, Inc...............................   118,807      639,182

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
    Allied Motion Technologies, Inc.........................    44,049 $   354,594
    Amerco, Inc.............................................   359,989  36,157,295
   *American Railcar Industries, Inc........................   592,152  15,976,261
   *American Reprographics Co...............................    71,037     387,862
   *American Superconductor Corp............................     3,200      13,216
    Ampco-Pittsburgh Corp...................................    40,192     746,767
   *AMREP Corp..............................................     6,978      54,219
    Apogee Enterprises, Inc.................................   263,575   4,048,512
   #Applied Industrial Technologies, Inc....................   231,965   9,113,905
   #Argan, Inc..............................................     5,707      83,208
    Arkansas Best Corp......................................   681,512  10,454,394
  #*Ascent Solar Technologies, Inc..........................   120,839      78,666
  #*Asset Acceptance Capital Corp...........................    85,297     453,780
   #Asta Funding, Inc.......................................   218,904   1,856,306
  #*Atlas Air Worldwide Holdings, Inc.......................   520,158  23,953,276
   *Avalon Holding Corp. Class A............................    51,073     291,116
  #*Avis Budget Group, Inc.................................. 3,491,780  45,951,825
   #Baltic Trading, Ltd.....................................    61,833     287,523
    Barrett Business Services, Inc..........................    85,738   1,697,612
   *BlueLinx Holdings, Inc..................................   621,300   1,708,575
   *BNS Holding, Inc. Class A...............................     2,236     896,636
   *Breeze-Eastern Corp.....................................    66,124     537,258
   #Briggs & Stratton Corp.................................. 1,341,165  24,275,086
  #*Builders FirstSource, Inc...............................   619,842   2,584,741
   *CAI International, Inc..................................    70,621   1,459,030
   *Casella Waste Systems, Inc. Class A.....................    50,923     307,066
  #*CBIZ, Inc...............................................    69,180     419,923
    CDI Corp................................................   379,863   6,738,770
   #CECO Environmental Corp.................................   124,507   1,020,957
    Ceradyne, Inc...........................................   605,731  15,337,109
   *Champion Industries, Inc................................   369,015     313,663
  #*Chart Industries, Inc...................................   143,308  10,953,030
   #Chicago Rivet & Machine Co..............................    28,248     531,062
    Comfort Systems USA, Inc................................    30,139     318,871
   *Commercial Vehicle Group, Inc...........................    45,828     487,610
    CompX International, Inc................................    67,215     902,697
   *Consolidated Graphics, Inc..............................   151,988   6,078,000
    Courier Corp............................................    51,515     529,059
   #Covanta Holding Corp....................................   122,382   1,964,231
  #*Covenant Transportation Group, Inc. Class A.............   190,619     630,949
   *CPI Aerostructures, Inc.................................     7,648     123,821
   *CRA International, Inc..................................    65,831   1,346,244
   #Curtiss-Wright Corp.....................................   444,828  15,697,980
   *Dolan Co. (The).........................................   244,492   1,958,381
   *Ducommun, Inc...........................................   301,596   3,558,833
   *Dycom Industries, Inc...................................   613,600  14,352,104
  #*Eagle Bulk Shipping, Inc................................ 1,810,281   2,968,861
   #Eastern Co. (The).......................................    69,790   1,692,408
    Ecology & Environment, Inc. Class A.....................    35,051     528,219
   *Encore Capital Group, Inc...............................    28,574     677,204
   #Encore Wire Corp........................................   283,812   7,234,368
  #*Energy Recovery, Inc....................................    27,016      56,734
   *EnergySolutions, Inc....................................   663,448   2,793,116
  #*EnerSys.................................................   545,429  19,062,744
    Ennis, Inc..............................................   745,749  11,753,004
   #ESCO Technologies, Inc..................................    77,519   2,666,654
  #*Esterline Technologies Corp............................. 1,083,604  74,216,038
  #*Excel Maritime Carriers, Ltd............................   682,914   1,277,049
  #*Exelis, Inc.............................................   136,112   1,569,371
   *Federal Signal Corp.....................................   994,659   5,132,440
   *Flow International Corp.................................    20,963      86,158

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
   *Franklin Covey Co.......................................   215,885 $ 2,005,572
   *Frozen Food Express Industries..........................   424,658     556,302
  #*FTI Consulting, Inc.....................................    52,305   1,900,764
    G & K Services, Inc. Class A............................   628,745  20,660,561
   #GATX Corp............................................... 1,606,468  68,869,283
  #*Genco Shipping & Trading, Ltd........................... 1,006,485   5,384,695
   *Gencor Industries, Inc..................................    29,045     204,767
   *General Cable Corp...................................... 1,047,636  30,842,404
  #*Geo Group, Inc. (The)...................................   642,200  13,299,962
   *Gibraltar Industries, Inc...............................   837,553  11,323,717
   *GP Strategies Corp......................................   161,181   2,704,617
   #Granite Construction, Inc...............................   360,010  10,022,678
    Great Lakes Dredge & Dock Corp.......................... 1,015,009   7,521,217
   *Greenbrier Cos., Inc....................................   593,434  10,236,736
    Griffon Corp............................................ 1,385,807  13,733,347
   *H&E Equipment Services, Inc.............................   583,270  11,257,111
    Hardinge, Inc...........................................   230,881   2,604,338
  #*Harsco Corp.............................................    34,771     775,393
   *Hawaiian Holdings, Inc..................................   377,206   2,134,986
   *Hill International, Inc.................................    42,749     152,186
  #*Hoku Corp...............................................     2,117         826
   *Hudson Highland Group, Inc..............................   391,880   2,131,827
  #*Huntington Ingalls Industries, Inc......................    52,186   2,058,738
   *Hurco Cos., Inc.........................................   120,391   3,169,895
   *ICF International, Inc..................................    58,617   1,461,908
   *Innotrac Corp...........................................   111,236     142,938
   #Insteel Industries, Inc.................................   199,066   2,263,380
   *Integrated Electrical Services, Inc.....................       900       3,978
   *Intelligent Systems Corp................................    27,446      46,933
   *Interline Brands, Inc...................................   695,453  14,632,331
    International Shipholding Corp..........................   220,292   4,661,379
    Intersections, Inc......................................   188,694   2,269,989
   #ITT Corp................................................    30,841     692,689
  #*JetBlue Airways Corp.................................... 8,052,526  38,249,498
   *JPS Industries, Inc.....................................    42,199     280,623
   *Kadant, Inc.............................................   409,129  10,584,167
  #*KAR Auction Services, Inc...............................   109,178   2,008,875
    Kaydon Corp.............................................    16,812     412,398
    Kelly Services, Inc.....................................       567      10,206
    Kelly Services, Inc. Class A............................   864,178  12,089,850
   *Key Technology, Inc.....................................     9,699     126,766
    Kimball International, Inc. Class B.....................   720,197   4,918,946
   *Korn/Ferry International................................    67,716   1,093,613
  #*Kratos Defense & Security Solutions, Inc................     5,807      32,229
    KSW, Inc................................................    46,395     182,796
    L.B. Foster Co. Class A.................................    30,736     824,032
    L.S. Starrett Co. Class A...............................   183,253   2,363,964
    Lawson Products, Inc....................................   201,534   2,934,335
   *Layne Christensen Co....................................   477,543   9,813,509
   *LMI Aerospace, Inc......................................    84,796   1,550,919
    LSI Industries, Inc.....................................   180,560   1,236,836
   *Lydall, Inc.............................................   417,771   4,407,484
   *Magnetek, Inc...........................................    34,502     658,988
    Marten Transport, Ltd...................................   519,479  10,945,423
   *Mastech Holdings, Inc...................................    47,872     275,982
    McGrath RentCorp........................................    43,672   1,284,830
   *Meritor, Inc............................................    76,805     500,001
   *Metalico, Inc...........................................   143,374     464,532
   *MFRI, Inc...............................................   204,452   1,431,164
   *Michael Baker Corp......................................    27,516     619,935
    Miller Industries, Inc..................................   289,178   4,742,519

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
  #*Mobile Mini, Inc........................................ 1,115,537 $21,039,028
  #*Moog, Inc. Class A......................................    47,802   2,020,591
    Mueller Water Products, Inc. Class A.................... 3,488,284  12,522,940
    Multi-Color Corp........................................    18,173     387,448
    NACCO Industries, Inc. Class A..........................   152,246  17,275,354
   *National Patent Development Corp........................   130,440     373,058
   *National Technical Systems, Inc.........................   150,543     827,986
   *Navigant Consulting, Inc................................   283,277   3,943,216
   #NL Industries, Inc......................................   166,855   2,347,650
   *NN, Inc.................................................   487,273   3,854,329
   *Northwest Pipe Co.......................................   240,237   4,999,332
  #*Ocean Power Technologies, Inc...........................    88,447     241,460
   *On Assignment, Inc......................................   377,300   7,059,283
   *Orion Energy Systems, Inc...............................    51,318     107,768
   *Orion Marine Group, Inc.................................    31,085     215,108
   #*Oshkosh Corp...........................................    28,569     652,230
    P.A.M. Transportation Services, Inc.....................   148,544   1,584,964
   *Park-Ohio Holdings Corp.................................   144,749   3,125,131
   *Patrick Industries, Inc.................................   125,616   1,625,471
   *Patriot Transportation Holding, Inc.....................     6,679     146,738
   *PGT, Inc................................................    89,647     182,880
   *Pike Electric Corp......................................   113,138     929,994
   *Pinnacle Airlines Corp..................................   119,120      54,080
  #*Plug Power, Inc.........................................    48,109      63,504
  #*Polypore International, Inc.............................   102,033   3,810,933
   *Powell Industries, Inc..................................    10,742     350,297
  #*PowerSecure International, Inc..........................   294,791   1,529,965
    Preformed Line Products Co..............................    44,489   2,568,350
    Providence & Worcester Railroad Co......................    82,524   1,316,258
   #Quad/Graphics, Inc......................................     2,948      39,621
   *Quality Distribution, Inc...............................   182,486   2,038,369
  #*RailAmerica, Inc........................................   395,272   9,162,405
   *RCM Technologies, Inc...................................   215,529   1,170,322
  #*Republic Airways Holdings, Inc.......................... 1,505,690   7,663,962
   *Rush Enterprises, Inc. Class A..........................   838,376  15,157,838
   *Rush Enterprises, Inc. Class B..........................   332,305   4,938,052
   *Saia, Inc...............................................   427,241   8,023,586
    Schawk, Inc.............................................   114,180   1,538,005
   *Seaboard Corp...........................................    18,588  36,997,927
    Servotronics, Inc.......................................    15,025     145,442
    SIFCO Industries, Inc...................................    68,315   1,330,435
    SkyWest, Inc............................................ 1,619,551  14,559,763
   *SL Industries, Inc......................................    28,931     532,330
   *Sparton Corp............................................   312,728   3,127,280
    Standex International Corp..............................   259,959  11,453,794
   *Sterling Construction Co., Inc..........................   162,006   1,586,039
   *Supreme Industries, Inc. Class A........................   147,116     604,647
   *SYKES Enterprises, Inc..................................    23,829     377,690
    Sypris Solutions, Inc...................................   278,250   1,118,565
  #*Tecumseh Products Co. Class A...........................   406,985   1,554,683
   *Tecumseh Products Co. Class B...........................    59,184     234,960
   #Titan International, Inc................................   103,266   2,983,355
   *Transcat, Inc...........................................    58,439     738,669
   *TRC Cos., Inc...........................................   317,118   2,086,636
    Trinity Industries, Inc................................. 1,640,354  48,554,478
   #Triumph Group, Inc......................................   484,870  30,459,533
   *Tufco Technologies, Inc.................................    35,571     112,582
   *Tutor Perini Corp....................................... 1,053,429  16,022,655
   #Twin Disc, Inc..........................................   106,180   2,328,527
   *Ultralife Corp..........................................   137,863     693,451
   #UniFirst Corp...........................................   186,953  11,359,264

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES       VALUE+
                                                             --------- --------------
Industrials -- (Continued)
    Universal Forest Products, Inc..........................   608,931 $   22,774,019
   *Universal Power Group, Inc..............................     4,455          8,064
   *Universal Security Instruments, Inc.....................    34,941        190,428
    US Home Systems, Inc....................................   104,749        918,649
   *USA Truck, Inc..........................................   305,326      2,100,643
   *Versar, Inc.............................................    44,403        102,571
    Viad Corp...............................................   451,016      8,154,369
    Virco Manufacturing Corp................................    37,692         67,846
   *Volt Information Sciences, Inc..........................   536,504      3,809,178
    VSE Corp................................................     3,574         78,628
   #Watts Water Technologies, Inc. Class A..................   812,928     29,932,009
   *Willdan Group, Inc......................................    38,985        136,058
   *Willis Lease Finance Corp...............................   293,005      3,823,715
                                                                       --------------
Total Industrials...........................................            1,295,677,533
                                                                       --------------
Information Technology -- (11.5%)
   *ADDvantage Technologies Group, Inc......................     4,523         11,081
   *Advanced Energy Industries, Inc.........................    84,238      1,005,802
   *Advanced Photonix, Inc. Class A.........................     9,310          7,169
   *Aehr Test Systems.......................................    54,035         78,891
   *Aetrium, Inc............................................   157,168        100,588
   *Agilysys, Inc...........................................   552,738      4,841,985
   *Alpha & Omega Semiconductor, Ltd........................    27,372        270,709
  #*Amkor Technology, Inc...................................       665          3,438
   *ANADIGICS, Inc..........................................   282,183        623,624
   *Analysts International Corp.............................    20,689         99,928
   *Anaren, Inc.............................................   258,599      4,665,126
  #*AOL, Inc................................................   508,201     12,725,353
  #*Arris Group, Inc........................................ 2,104,480     27,210,926
  #*AsiaInfo-Linkage, Inc...................................    66,398        836,615
  #*Aspen Technology, Inc...................................    11,041        218,391
   *Astea International, Inc................................       100            328
    Astro-Med, Inc..........................................   119,044        996,994
   *ATMI, Inc...............................................   174,062      3,657,043
   *Autobytel, Inc..........................................   278,116        255,867
   *Aviat Networks, Inc..................................... 1,016,615      2,592,368
   *Avid Technology, Inc....................................   940,414      8,172,198
   *Aware, Inc..............................................   661,315      4,100,153
   *Axcelis Technologies, Inc...............................   388,132        527,860
   *AXT, Inc................................................   174,628        888,857
   #Bel Fuse, Inc. Class A..................................    14,272        279,303
    Bel Fuse, Inc. Class B..................................   152,362      2,710,520
   *Benchmark Electronics, Inc.............................. 2,338,129     37,129,489
    Black Box Corp..........................................   513,827     11,617,628
   *Blonder Tongue Laboratories, Inc........................    19,745         23,694
   *Bogen Communications International, Inc.................    43,800        174,105
  #*BroadVision, Inc........................................     6,452        155,493
    Brooks Automation, Inc.................................. 2,069,400     24,336,144
   *BSQUARE Corp............................................    74,978        224,934
   *BTU International, Inc..................................    17,638         49,739
  #*CACI International, Inc. Class A........................   680,182     41,579,526
   *CalAmp Corp.............................................   213,641      1,277,573
  #*Cascade Microtech, Inc..................................   334,986      1,611,283
   *Checkpoint Systems, Inc.................................   292,107      3,201,493
   *Chyron International Corp...............................    51,176         75,485
  #*CIBER, Inc.............................................. 1,991,231      8,283,521
   *Cinedigm Digital Cinema Corp. Class A...................   212,089        337,222
   *Clearfield, Inc.........................................    64,612        274,601
  #*Cogo Group, Inc.........................................    19,892         48,934
  #*Coherent, Inc...........................................   739,561     38,900,909
    Cohu, Inc...............................................   712,765      7,826,160

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
Information Technology -- (Continued)
 .#*Commerce One LLC........................................    55,600 $        --
    Communications Systems, Inc.............................   152,715   1,986,822
   *Computer Task Group, Inc................................   143,260   2,065,809
    Comtech Telecommunications Corp.........................   559,359  17,295,380
   *Concurrent Computer Corp................................   137,792     523,610
  #*Convergys Corp.......................................... 3,484,625  46,589,436
  #*CoreLogic, Inc..........................................   267,354   4,464,812
    CSP, Inc................................................   125,308     517,522
    CTS Corp................................................ 1,225,517  13,149,797
   *CyberOptics Corp........................................   237,710   2,350,952
   *Data I/O Corp...........................................    74,290     196,126
   *Datalink Corp...........................................    11,826     120,389
   *Dataram Corp............................................    38,511      39,281
    DDi Corp................................................   228,635   2,967,682
   *Digi International, Inc.................................   715,704   6,641,733
   *Digimarc Corp...........................................    36,857     963,811
   *Ditech Networks, Inc....................................   671,858     624,828
  #*Document Security Systems, Inc..........................    17,366      52,966
   *Dot Hill Systems Corp...................................   390,677     488,346
   *DSP Group, Inc..........................................   523,977   3,426,810
   *Dynamics Research Corp..................................    54,134     389,223
    EarthLink, Inc.......................................... 2,469,325  20,050,919
  #*EchoStar Corp. Class A..................................   107,397   3,119,883
   *EDGAR Online, Inc.......................................    88,196      65,265
   *Edgewater Technology, Inc...............................   298,591   1,194,364
   #Electro Rent Corp.......................................   547,666   8,532,636
    Electro Scientific Industries, Inc......................   920,529  13,126,744
   *Electronics for Imaging, Inc............................ 1,077,582  19,234,839
  #*EMCore Corp.............................................    25,810     116,661
   *Emulex Corp.............................................    73,857     641,079
   *Entorian Technologies, Inc..............................    34,332      90,122
    EPIQ Systems, Inc.......................................   206,178   2,342,182
   *ePlus, Inc..............................................   275,730   8,178,152
   *Exar Corp............................................... 1,078,393   8,540,873
  #*Fairchild Semiconductor International, Inc.............. 2,889,865  40,949,387
   *FormFactor, Inc.........................................   317,363   1,777,233
   *Frequency Electronics, Inc..............................   218,323   1,670,171
   *FSI International, Inc..................................   312,526   1,584,507
   *Giga-tronics, Inc.......................................    11,000      11,330
  #*GigOptix, Inc...........................................    36,591     107,578
   *Global Cash Access Holdings, Inc........................   131,815   1,113,837
   *Globecomm Systems, Inc..................................   290,125   4,113,972
   *GSE Systems, Inc........................................     1,557       4,484
   *GTSI Corp...............................................   237,769   1,257,798
  #*Hackett Group, Inc. (The)...............................   170,741     974,931
   *Harmonic, Inc...........................................   121,608     573,990
   *Hauppauge Digital, Inc..................................    77,701     114,220
  #*Hutchinson Technology, Inc..............................   661,764   1,363,234
   *I.D. Systems, Inc.......................................   154,038     933,470
   *Identive Group, Inc.....................................   378,413     779,531
   *iGo, Inc................................................   368,355     268,899
   *Ikanos Communications, Inc..............................   130,706     104,565
   *Imation Corp............................................ 1,421,074   8,242,229
   *InfoSpace, Inc..........................................   881,310   9,808,980
   *Insight Enterprises, Inc................................   850,575  17,275,178
  #*Integrated Device Technology, Inc.......................   565,766   3,830,236
   *Integrated Silicon Solution, Inc........................   312,075   3,314,236
   *Intellicheck Mobilisa, Inc..............................    54,904      86,748
   *Intermec, Inc...........................................   114,548     609,395
   *Internap Network Services Corp..........................   726,148   5,112,082
  #*International Rectifier Corp............................   538,061  11,745,872

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Information Technology -- (Continued)
  *Interphase Corp........................................    80,350 $   514,240
  #Intersil Corp. Class A.................................       200       2,054
  *Intevac, Inc...........................................   139,068   1,120,888
  *IntriCon Corp..........................................    44,161     313,543
  *Inuvo, Inc.............................................     1,200         890
  *iPass, Inc.............................................   221,031     570,260
  *Iteris, Inc............................................   108,667     157,567
  *IXYS Corp..............................................    26,497     330,153
  *Kemet Corp.............................................    49,151     418,275
  *Kenexa Corp............................................   130,492   4,263,174
  *Key Tronic Corp........................................   348,408   4,024,112
   Keynote Systems, Inc...................................   408,542   7,517,173
  *Lattice Semiconductor Corp.............................   590,825   3,225,904
  *LeCroy Corp............................................    42,010     434,383
  *LGL Group, Inc. (The)..................................     6,752      49,155
  *Limelight Networks, Inc................................   146,024     400,106
  *Lionbridge Technologies, Inc...........................   216,319     594,877
  *LoJack Corp............................................   143,632     561,601
  *LookSmart, Ltd.........................................   544,441     495,441
  *Loral Space & Communications, Inc......................    90,936   5,642,579
  *Management Network Group, Inc..........................    10,353      26,193
  #ManTech International Corp. Class A....................    91,294   2,868,457
  #Marchex, Inc. Class B..................................   255,488     889,098
  *Market Leader, Inc.....................................    25,872      93,915
  *Mattson Technology, Inc................................   172,230     403,018
  *Measurement Specialties, Inc...........................    60,792   2,172,098
  *MEMSIC, Inc............................................    63,787     273,008
  *Mercury Computer Systems, Inc..........................    17,891     236,161
   Methode Electronics, Inc...............................   846,986   7,157,032
   MKS Instruments, Inc................................... 1,579,401  43,670,438
  *ModusLink Global Solutions, Inc........................   838,727   4,151,699
  *Monster Worldwide, Inc.................................    62,988     543,586
 #*MoSys, Inc.............................................   147,814     532,130
  *Multi-Fineline Electronix, Inc.........................     1,345      35,629
  *NAPCO Security Technologies, Inc.......................    43,690     130,633
  *Network Equipment Technologies, Inc....................    38,892      38,114
  *Newport Corp........................................... 1,112,025  18,982,267
  *Novatel Wireless, Inc..................................   162,923     470,847
 #*NumereX Corp. Class A..................................    89,213     845,739
 #*Oclaro, Inc............................................    85,842     246,367
  *Official Payments Holdings, Inc........................   339,826   1,614,174
  *OmniVision Technologies, Inc...........................    70,674   1,301,815
  *Omtool, Ltd............................................    26,864     164,542
  *Online Resources Corp..................................   765,966   2,167,684
  *Oplink Communications, Inc.............................   123,462   1,955,638
  *Opnext, Inc............................................   962,639   1,145,540
  *OPTi, Inc..............................................   164,800     242,256
   Optical Cable Corp.....................................   169,268     506,111
  *PAR Technology Corp....................................   145,003     738,065
   PC Connection, Inc.....................................   869,589   6,974,104
  *PC Mall, Inc...........................................   202,282   1,250,103
   PC-Tel, Inc............................................   613,025   4,186,961
  *PDF Solutions, Inc.....................................   259,280   2,286,850
  *Perceptron, Inc........................................   191,686   1,119,446
  *Performance Technologies, Inc..........................   289,576     648,650
  *Pericom Semiconductor Corp.............................   521,570   4,099,540
  *Pervasive Software, Inc................................   423,799   2,623,316
 #*Photronics, Inc........................................ 1,650,138  10,214,354
  *Planar Systems, Inc....................................   427,186     790,294
  *Presstek, Inc..........................................   230,157     182,929
  *Qualstar Corp..........................................   379,283     728,223

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
  *Radisys Corp..........................................   194,083 $  1,232,427
  *Rainmaker Systems, Inc................................   204,458      134,942
   RealNetworks, Inc.....................................   622,294    5,955,354
  *Reis, Inc.............................................   332,636    2,890,607
  *Relm Wireless Corp....................................   132,563      198,844
   RF Industries, Ltd....................................    63,374      240,821
   Richardson Electronics, Ltd...........................   439,864    5,546,685
   Rimage Corp...........................................    34,876      317,023
  *Rudolph Technologies, Inc.............................    97,690    1,055,052
  *Saba Software, Inc....................................    32,599      316,862
  *Sanmina-SCI Corp......................................   121,583    1,082,089
  *SeaChange International, Inc..........................   532,265    4,375,218
  *Selectica, Inc........................................     3,912       15,179
  *Sevcon, Inc...........................................     2,400       17,040
  *Sigma Designs, Inc....................................   457,478    2,520,704
  *Sigmatron International, Inc..........................    16,500       62,205
 #*Silicon Graphics International Corp...................   307,515    2,902,942
  *Smith Micro Software, Inc.............................     7,155       14,382
  *Soapstone Networks, Inc...............................   352,815        1,094
 #*Soundbite Communications, Inc.........................    12,811       36,768
  *Standard Microsystems Corp............................    44,502    1,178,413
  *StarTek, Inc..........................................   232,684      425,812
  *Steel Excel, Inc......................................   421,498   11,801,944
 #*SunPower Corp.........................................   198,076    1,111,206
  *Supertex, Inc.........................................     7,474      152,993
  *Support.com, Inc......................................   814,775    2,957,633
  *Sycamore Networks, Inc................................   767,662   11,967,851
  *Symmetricom, Inc......................................   330,584    1,838,047
 #*SYNNEX Corp........................................... 1,046,878   39,875,583
 #*Tech Data Corp........................................   414,171   22,278,258
  *TechTarget, Inc.......................................   381,298    2,836,857
  *TeleCommunication Systems, Inc. Class A...............   840,028    1,621,254
   Tellabs, Inc.......................................... 1,685,827    6,355,568
   Telular Corp..........................................   367,176    3,311,928
   Tessco Technologies, Inc..............................    86,974    1,739,480
  *Tessera Technologies, Inc.............................   373,339    5,839,022
   TheStreet, Inc........................................   448,913      906,804
  *THQ, Inc..............................................   238,461      161,533
  *TII Network Technologies, Inc.........................    92,005      135,247
  *Trio-Tech International...............................    39,533       88,949
 #*TriQuint Semiconductor, Inc...........................   442,090    2,157,399
  *TSR, Inc..............................................     1,145        4,992
  *TTM Technologies, Inc.................................   277,470    2,866,265
  *Ultra Clean Holdings..................................   145,115      994,038
   United Online, Inc.................................... 1,322,029    6,266,417
  *UTStarcom Holdings Corp...............................   811,185    1,062,652
  *Vicon Industries, Inc.................................   102,175      322,362
  *Video Display Corp....................................     3,452       14,671
 #*Vishay Intertechnology, Inc........................... 3,102,896   34,814,493
 #*Vishay Precision Group, Inc...........................   248,774    3,602,248
  *Web.com Group, Inc....................................    63,090      817,016
  *Westell Technologies, Inc. Class A....................    57,611      131,353
  *Winland Electronics, Inc..............................     1,300          719
  *Wireless Ronin Technologies, Inc......................    83,927       67,142
  *Wireless Telecom Group, Inc...........................   129,294      161,618
  *WPCS International, Inc...............................    37,280       40,262
  *X-Rite, Inc...........................................   355,807    1,971,171
   Xyratex, Ltd..........................................    26,159      379,829
  *Zygo Corp.............................................   463,863    9,179,849
                                                                    ------------
Total Information Technology.............................            931,524,712
                                                                    ------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Materials -- (7.0%)
   A. Schulman, Inc......................................   621,967 $ 15,306,608
 #*A.M. Castle & Co......................................   612,716    8,204,267
  *American Biltrite, Inc................................    11,027       54,584
  *American Pacific Corp.................................   148,845    1,163,968
   American Vanguard Corp................................    11,285      282,125
   Boise, Inc............................................ 3,345,487   25,559,521
  #Buckeye Technologies, Inc.............................   843,814   27,348,012
  *Century Aluminum Co................................... 2,393,447   22,019,712
 #*Chemtura Corp.........................................    12,954      220,477
  *Coeur d'Alene Mines Corp.............................. 1,657,693   35,723,284
  #Commercial Metals Co..................................   663,480    9,806,234
  *Continental Materials Corp............................    13,017      190,048
  *Core Molding Technologies, Inc........................   100,454      834,773
  *Ferro Corp............................................    62,067      322,128
 #*Flotek Industries, Inc................................     7,716      105,246
   Friedman Industries, Inc..............................   173,535    2,028,624
  *Georgia Gulf Corp.....................................   722,834   25,624,465
 #*Graphic Packaging Holding Co.......................... 6,116,772   32,724,730
   Haynes International, Inc.............................    76,842    4,792,636
  *Headwaters, Inc....................................... 1,439,660    6,248,124
  *Horsehead Holding Corp................................   319,704    3,590,276
  #Kaiser Aluminum Corp..................................   621,616   32,678,353
  *KapStone Paper & Packaging Corp.......................    84,091    1,518,683
  *Landec Corp...........................................   674,204    4,341,874
 #*Louisiana-Pacific Corp................................ 4,955,113   44,843,773
  *Material Sciences Corp................................   216,679    1,655,428
  *Materion Corp.........................................     6,765      167,163
  *Mercer International, Inc.............................   388,886    2,667,758
 #*Mines Management, Inc.................................   124,829      220,947
  *Mod-Pac Corp..........................................    58,115      401,575
  #Myers Industries, Inc.................................   614,380   10,155,701
  *Nanophase Technologies Corp...........................    70,229       28,794
   Noranda Aluminum Holding Corp.........................    68,975      732,514
  *Northern Technologies International Corp..............     3,539       45,299
   Olympic Steel, Inc....................................   286,136    6,046,054
  *OM Group, Inc......................................... 1,023,394   24,684,263
  #P.H. Glatfelter Co.................................... 1,198,499   18,672,614
  *Penford Corp..........................................   265,020    2,199,666
  #PolyOne Corp.......................................... 1,239,652   17,181,577
 #*RTI International Metals, Inc.........................   901,615   22,134,648
  #Schnitzer Steel Industries, Inc. Class A..............   366,000   14,592,420
  *Spartech Corp.........................................   800,655    3,907,196
 #*Stillwater Mining Co..................................   149,001    1,598,781
   Synalloy Corp.........................................    37,024      446,880
  #Texas Industries, Inc.................................   276,689    9,299,517
   Tredegar Corp......................................... 1,206,261   20,928,628
  *U.S. Energy Corp......................................    10,322       27,044
  *Universal Stainless & Alloy Products, Inc.............   116,718    5,415,715
   Vulcan International Corp.............................    11,100      371,850
   Wausau Paper Corp.....................................   561,132    5,083,856
  *Webco Industries, Inc.................................     9,290    1,282,020
  #Westlake Chemical Corp................................ 1,224,090   78,280,556
 #*Zoltek Cos., Inc......................................   803,350    8,860,950
                                                                    ------------
Total Materials..........................................            562,621,939
                                                                    ------------
Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares................   261,955           --
 .*Allen Organ Co. Escrow Shares.........................     4,900        8,058
  .Avigen, Inc. Escrow Shares............................   268,555           --
 .*Big 4 Ranch, Inc......................................    73,300           --
 .*Concord Camera Corp. Escrow Shares....................    95,952           --

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES         VALUE+
                                                       ------------ --------------
Other -- (Continued)
 .*Endo Pharmaceuticals Solutions Escrow Shares.......      667,320 $           --
..#*Gerber Scientific, Inc. Escrow Shares..............      525,910             --
..#*MAIR Holdings, Inc. Escrow Shares..................      593,484             --
 .*Petrocorp, Inc. Escrow Shares......................      102,600          6,156
 .*Price Communications Liquidation Trust.............    1,498,306             --
 .*Voyager Learning Co. Escrow Shares.................      103,000             --
                                                                    --------------
Total Other...........................................                      14,214
                                                                    --------------

Telecommunication Services -- (0.4%)
  *Cincinnati Bell, Inc...............................      851,428      3,235,426
  *General Communications, Inc. Class A...............       90,793        690,027
  *Hawaiian Telcom Holdco, Inc........................          400          8,316
   IDT Corp. Class B..................................       28,570        240,559
 #*Iridium Communications, Inc........................      987,765      8,682,454
 #*Leap Wireless International, Inc...................      978,534      5,489,576
  *Neutral Tandem, Inc................................        8,082         93,913
  *ORBCOMM, Inc.......................................    1,030,415      3,359,153
  *Premiere Global Services, Inc......................       21,241        190,107
 #*Primus Telecommunications Group, Inc...............       74,927      1,303,730
   SureWest Communications............................      357,794      8,078,989
                                                                    --------------
Total Telecommunication Services......................                  31,372,250
                                                                    --------------

Utilities -- (0.1%)
   Consolidated Water Co., Ltd........................       72,779        521,825
  *Dynegy, Inc........................................    1,153,924        473,109
   Genie Energy, Ltd. Class B.........................       40,515        337,085
  *GenOn Energy, Inc..................................    1,198,055      2,551,857
  #Ormat Technologies, Inc............................       96,548      1,908,754
  #SJW Corp...........................................       16,899        407,266
  *Synthesis Energy Systems, Inc......................        1,263          1,768
                                                                    --------------
Total Utilities.......................................                   6,201,664
                                                                    --------------
TOTAL COMMON STOCKS...................................               7,080,211,440
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights.........       45,703             --
 .*CSF Holding, Inc. Litigation Rights................       40,500             --
..#*PhotoMedex, Inc. Contingent Value Warrants.........       10,106             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17......       24,689             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17......       24,689             --
                                                                    --------------
TOTAL RIGHTS/WARRANTS.................................                          --
                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares..................   14,324,339     14,324,339
                                                                    --------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                       ------------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund....................  977,104,752    977,104,752
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $1,247,022
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $1,250,887) to be repurchased at
     $1,210,702....................................... $      1,211      1,210,695
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL...................                 978,315,447
                                                                    --------------
TOTAL INVESTMENTS -- 100.0%...........................
(Cost $7,270,047,379).................................              $8,072,851,226
                                                                    ==============

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.1%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  20,439 $    60,908
   A.H. Belo Corp. Class A..................................  11,330      49,965
   Aaron's, Inc.............................................  56,132   1,525,106
   Abercrombie & Fitch Co...................................  26,120   1,310,440
   Acme United Corp.........................................   1,000      10,890
   Advance Auto Parts, Inc..................................  19,100   1,753,380
  *Aeropostale, Inc.........................................  49,361   1,094,827
  *AFC Enterprises, Inc.....................................   9,824     167,794
  *Amazon.com, Inc..........................................  65,218  15,124,054
   Ambassadors Group, Inc...................................   7,885      42,500
 #*AMC Networks, Inc. Class A...............................  35,593   1,512,703
   Amcon Distributing Co....................................     247      16,596
  *American Apparel, Inc....................................     769         757
  *American Axle & Manufacturing Holdings, Inc..............  36,084     349,654
   American Eagle Outfitters, Inc........................... 128,014   2,305,532
  #American Greetings Corp. Class A.........................   9,000     144,000
 #*American Public Education, Inc...........................  10,396     360,949
  *America's Car-Mart, Inc..................................   7,010     322,039
  *Amerigon, Inc............................................  12,178     174,145
   Ameristar Casinos, Inc...................................  28,128     505,741
  *ANN, Inc.................................................  30,880     855,067
 #*Apollo Group, Inc. Class A...............................  28,534   1,004,967
   Arbitron, Inc............................................   9,206     350,288
  *Archipelago Learning, Inc................................  10,980     121,549
  *Arctic Cat, Inc..........................................   8,161     361,043
   Ark Restaurants Corp.....................................   2,390      36,459
  *Asbury Automotive Group, Inc.............................  20,277     566,134
  *Ascena Retail Group, Inc................................. 104,938   2,149,130
  *Ascent Capital Group, Inc. Class A.......................  10,187     524,631
  #Autoliv, Inc.............................................  51,203   3,212,476
 #*AutoNation, Inc..........................................  50,529   1,747,293
 #*AutoZone, Inc............................................   8,152   3,229,496
  *Ballantyne Strong, Inc...................................  10,077      63,687
 #*Bally Technologies, Inc..................................  27,844   1,351,826
 #*Barnes & Noble, Inc......................................  45,625     946,719
   Bassett Furniture Industries, Inc........................   7,522      80,786
  *Beasley Broadcast Group, Inc. Class A....................   3,374      17,207
  *Beazer Homes USA, Inc....................................  56,099     173,907
   bebe stores, inc.........................................  63,843     523,513
  *Bed Bath & Beyond, Inc...................................  60,100   4,230,439
   Belo Corp. Class A.......................................  71,086     479,120
   Benihana, Inc............................................  12,949     178,567
  #Best Buy Co., Inc........................................ 199,785   4,409,255
   Big 5 Sporting Goods Corp................................  16,368     137,000
 #*Big Lots, Inc............................................  40,031   1,466,736
  *Biglari Holdings, Inc....................................   1,085     440,868
 #*BJ's Restaurants, Inc....................................  16,943     731,768
 #*Blue Nile, Inc...........................................   4,235     128,236
  *Bluegreen Corp...........................................  17,859      94,653
   Blyth, Inc...............................................   5,168     454,629
   Bob Evans Farms, Inc.....................................  22,106     845,333
  *Body Central Corp........................................   5,937     180,307
  #Bon-Ton Stores, Inc. (The)...............................  11,510      71,362
  #Books-A-Million, Inc.....................................   9,373      29,900
 #*BorgWarner, Inc..........................................  31,100   2,458,144
   Bowl America, Inc. Class A...............................   1,576      20,921
 #*Boyd Gaming Corp.........................................  47,548     365,644
  *Bravo Brio Restaurant Group, Inc.........................   3,020      61,004

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
 #*Bridgepoint Education, Inc...............................  31,017 $   668,727
  #Brinker International, Inc...............................  46,426   1,461,026
  #Brown Shoe Co., Inc......................................  31,592     287,803
  #Brunswick Corp...........................................  34,693     912,079
  #Buckle, Inc..............................................  22,683   1,047,501
 #*Buffalo Wild Wings, Inc..................................  11,055     926,962
  *Build-A-Bear Workshop, Inc...............................  12,106      54,598
  *Cabela's, Inc............................................  51,682   1,954,096
  #Cablevision Systems Corp.................................  61,308     908,585
  *Cache, Inc...............................................   9,155      57,127
   Callaway Golf Co.........................................  48,990     300,309
  *Cambium Learning Group, Inc..............................  45,231     102,674
  *Canterbury Park Holding Corp.............................   2,402      27,359
  *Capella Education Co.....................................   8,405     274,928
  *Career Education Corp....................................  48,935     348,907
  *Caribou Coffee Co., Inc..................................  12,202     200,235
 #*CarMax, Inc..............................................  73,258   2,261,474
  *Carmike Cinemas, Inc.....................................   4,039      53,840
   Carnival Corp............................................ 119,407   3,879,533
   Carriage Services, Inc...................................  11,457      85,928
  *Carrols Restaurant Group, Inc............................  12,827     193,431
  *Carter's, Inc............................................  35,905   1,949,642
  *Casual Male Retail Group, Inc............................  33,647     105,652
   Cato Corp. Class A.......................................  16,621     462,562
  *Cavco Industries, Inc....................................   5,098     263,057
   CBS Corp. Class A........................................   9,684     330,031
   CBS Corp. Class B........................................ 181,835   6,064,197
   CEC Entertainment, Inc...................................  11,385     435,135
 #*Central European Media Enterprises, Ltd. Class A.........  30,286     239,562
  *Charles & Colvard, Ltd...................................  12,144      51,612
  *Charming Shoppes, Inc....................................  88,072     519,625
  *Charter Communications, Inc..............................  19,359   1,170,639
 #*Cheesecake Factory, Inc..................................  33,610   1,058,715
   Cherokee, Inc............................................   2,252      29,231
   Chico's FAS, Inc......................................... 116,076   1,782,927
 #*Children's Place Retail Stores, Inc. (The)...............  18,401     846,078
 #*Chipotle Mexican Grill, Inc..............................  10,500   4,348,575
  #Choice Hotels International, Inc.........................  36,144   1,359,737
   Christopher & Banks Corp.................................  21,300      39,831
  *Chromcraft Revington, Inc................................   2,232       3,036
   Churchill Downs, Inc.....................................  13,031     773,520
  #Cinemark Holdings, Inc...................................  73,140   1,679,294
  *Citi Trends, Inc.........................................   9,024     100,527
  *Clear Channel Outdoor Holdings, Inc. Class A.............  30,501     230,893
   Coach, Inc...............................................  54,357   3,976,758
  *Coast Distribution System, Inc. (The)....................     890       2,020
  *Cobra Electronics Corp...................................   4,559      23,205
 #*Coinstar, Inc............................................  18,860   1,184,219
  *Coldwater Creek, Inc.....................................   1,181       1,169
 #*Collective Brands, Inc...................................  45,790     951,058
   Collectors Universe, Inc.................................   3,602      57,956
  #Columbia Sportswear Co...................................  25,423   1,197,423
   Comcast Corp. Class A.................................... 575,594  17,457,766
   Comcast Corp. Special Class A............................ 168,043   5,012,723
  *Conn's, Inc..............................................  24,148     394,820
   Cooper Tire & Rubber Co..................................  47,261     706,552
   Core-Mark Holding Co., Inc...............................   8,527     329,142
 #*Corinthian Colleges, Inc.................................  63,019     241,993
  *Cost Plus, Inc...........................................  11,973     231,917
   Cracker Barrel Old Country Store, Inc....................  13,879     798,320
  *Crocs, Inc...............................................  49,284     995,537

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
 #*Crown Media Holdings, Inc. Class A.......................  16,884 $   25,495
   CSS Industries, Inc......................................   2,658     50,901
 #*CTC Media, Inc...........................................  72,429    784,406
  *Culp, Inc................................................   7,355     84,215
  *Cumulus Media, Inc. Class A..............................  18,186     66,015
  *Cybex International, Inc.................................   3,286      7,624
  #D.R. Horton, Inc......................................... 217,309  3,553,002
   Dana Holding Corp........................................ 111,252  1,626,504
   Darden Restaurants, Inc..................................  43,224  2,164,658
 #*Deckers Outdoor Corp.....................................  17,706    903,183
  *dELiA*s, Inc.............................................   2,914      4,488
  *Delta Apparel, Inc.......................................   6,441     92,171
   Destination Maternity Corp...............................   7,820    155,149
   DeVry, Inc...............................................  45,801  1,472,502
..#*DGSE Cos., Inc...........................................   3,733     27,736
 #*Dial Global, Inc.........................................   1,559      3,523
  #Dick's Sporting Goods, Inc...............................  27,204  1,376,522
  *Digital Generation, Inc..................................  17,301    160,553
  #Dillard's, Inc. Class A..................................  38,048  2,456,379
 #*DineEquity, Inc..........................................  13,575    659,474
  *DIRECTV Class A.......................................... 128,747  6,343,365
 #*Discovery Communications, Inc. Class A...................  29,660  1,614,097
  *Discovery Communications, Inc. Class B...................   1,400     80,430
  *Discovery Communications, Inc. Class C...................  20,654  1,026,297
   DISH Network Corp........................................  45,446  1,452,909
  *Dixie Group, Inc. (The)..................................   3,689     14,313
  *Dollar General Corp......................................  23,014  1,092,244
 #*Dollar Tree, Inc.........................................  37,205  3,782,260
   Domino's Pizza, Inc......................................  35,576  1,345,129
  *Dorman Products, Inc.....................................  10,956    523,478
   Dover Downs Gaming & Entertainment, Inc..................   8,520     23,004
  *Dover Motorsports, Inc...................................   3,182      4,614
  *Dreams, Inc..............................................  16,639     56,905
 #*DreamWorks Animation SKG, Inc. Class A...................  54,024    972,972
  *Drew Industries, Inc.....................................  14,956    445,390
   DSW, Inc. Class A........................................  20,460  1,151,080
  *E.W. Scripps Co. Class A (The)...........................  32,498    297,682
 #*Education Management Corp................................  52,147    646,623
   Educational Development Corp.............................   1,932      8,907
   Einstein Noah Restaurant Group, Inc......................   9,570    135,416
  *Emerson Radio Corp.......................................  14,610     29,658
 #*Entercom Communications Corp.............................  22,672    140,340
   Entravision Communications Corp..........................  22,881     35,923
   Escalade, Inc............................................   5,243     30,619
  #Ethan Allen Interiors, Inc...............................  18,100    419,920
  *Ever-Glory International Group, Inc......................   1,700      3,179
  *Exide Technologies.......................................  47,182    135,884
  #Expedia, Inc.............................................  69,202  2,950,081
  *Express, Inc.............................................  28,849    681,413
   Family Dollar Stores, Inc................................  32,363  2,186,121
  *Famous Dave's of America, Inc............................   3,580     35,693
  *Federal-Mogul Corp.......................................  49,874    644,871
   Finish Line, Inc. Class A (The)..........................  30,595    681,045
  *Fisher Communications, Inc...............................   4,158    136,341
 #*Flanigan's Enterprises, Inc..............................     300      2,184
   Flexsteel Industries, Inc................................   3,267     65,373
   Foot Locker, Inc......................................... 107,787  3,297,204
  #Ford Motor Co............................................ 620,427  6,998,417
 #*Fossil, Inc..............................................  23,852  3,116,741
   Fred's, Inc. Class A.....................................  28,284    405,027
   Frisch's Restaurants, Inc................................   2,853     75,776

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
 #*Fuel Systems Solutions, Inc..............................  15,057 $   353,087
  *Full House Resorts, Inc..................................   8,200      25,010
  *Furniture Brands International, Inc......................  25,065      39,603
  *Gaiam, Inc. Class A......................................   8,301      32,789
  #GameStop Corp. Class A................................... 103,186   2,348,513
   Gaming Partners International Corp.......................   4,515      30,567
  #Gannett Co., Inc......................................... 180,976   2,501,088
   Gap, Inc................................................. 163,399   4,656,872
   Garmin, Ltd..............................................  86,064   4,056,196
 #*Gaylord Entertainment Co.................................  36,836   1,159,597
  *Geeknet, Inc.............................................   2,815      40,958
  *General Motors Co........................................ 213,465   4,909,695
  *Genesco, Inc.............................................  15,331   1,149,825
  #Gentex Corp..............................................  80,071   1,759,160
   Genuine Parts Co.........................................  42,317   2,741,295
  *G-III Apparel Group, Ltd.................................  14,972     401,998
  *Global Sources, Ltd......................................  11,411      70,292
  *GNC Holdings, Inc........................................  12,935     505,241
  *Golfsmith International Holdings, Inc....................   6,558      30,691
  *Goodyear Tire & Rubber Co................................ 145,359   1,596,042
  *Gordmans Stores, Inc.....................................   3,898      82,794
  *Grand Canyon Education, Inc..............................  20,929     363,955
  *Gray Television, Inc.....................................  26,606      47,891
  *Gray Television, Inc. Class A............................     600         930
  *Great Wolf Resorts, Inc..................................  23,509     184,311
  #Group 1 Automotive, Inc..................................  15,929     921,971
  #Guess?, Inc..............................................  53,482   1,565,953
   H&R Block, Inc...........................................  65,722     966,113
  *Hallwood Group, Inc. (The)...............................     252       2,596
  *Hampshire Group, Ltd.....................................     689       1,516
 #*Hanesbrands, Inc.........................................  59,580   1,681,348
  #Harley-Davidson, Inc.....................................  52,490   2,746,802
  #Harman International Industries, Inc.....................  48,169   2,388,219
   Harte-Hanks, Inc.........................................  46,808     393,187
  #Hasbro, Inc..............................................  29,448   1,081,920
 #*Hastings Entertainment, Inc..............................   1,400       2,842
   Haverty Furniture Cos., Inc..............................  13,788     165,456
   Haverty Furniture Cos., Inc. Class A.....................   1,517      18,659
  *Heelys, Inc..............................................   3,900       9,477
  *Helen of Troy, Ltd.......................................  24,060     832,476
 #*hhgregg, Inc.............................................  27,171     284,209
 #*Hibbett Sporting Goods, Inc..............................  13,030     778,152
  #Hillenbrand, Inc.........................................  38,151     798,882
  *Hollywood Media Corp.....................................   3,425       3,768
   Home Depot, Inc. (The)................................... 277,331  14,362,972
   Hooker Furniture Corp....................................   8,049      95,300
   Hot Topic, Inc...........................................  30,269     296,636
 #*Hovnanian Enterprises, Inc. Class A......................  26,800      53,600
   HSN, Inc.................................................  36,482   1,411,853
  *Hyatt Hotels Corp. Class A...............................  26,056   1,121,190
  *Iconix Brand Group, Inc..................................  54,641     838,193
  #International Game Technology............................  57,548     896,598
   International Speedway Corp. Class A.....................  19,940     532,199
   Interpublic Group of Cos., Inc. (The).................... 228,833   2,702,518
   Interval Leisure Group, Inc..............................  33,949     586,639
 #*iRobot Corp..............................................  15,415     363,948
  *Isle of Capri Casinos, Inc...............................  25,070     156,688
 #*ITT Educational Services, Inc............................   8,984     593,124
  *J. Alexander's Corp......................................   1,882      16,166
  #J.C. Penney Co., Inc..................................... 123,392   4,449,516
  *Jack in the Box, Inc.....................................  26,983     613,054

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                              SHARES    VALUE+
                                                              ------- ----------
Consumer Discretionary -- (Continued)
  *Jaclyn, Inc...............................................     400 $    2,570
   JAKKS Pacific, Inc........................................  15,614    297,759
   Jarden Corp...............................................  32,967  1,382,306
   John Wiley & Sons, Inc. Class B...........................   4,664    210,999
  #Johnson Controls, Inc..................................... 151,233  4,834,919
  *Johnson Outdoors, Inc. Class A............................   8,183    151,140
   Jones Group, Inc. (The)...................................  59,205    664,280
 #*Jos. A. Bank Clothiers, Inc...............................  16,852    801,313
  *Journal Communications, Inc. Class A......................  34,747    145,590
 #*K12, Inc..................................................  18,565    473,408
  #KB Home...................................................  58,888    511,148
  *Kenneth Cole Productions, Inc. Class A....................   7,060    112,466
  *Kid Brands, Inc...........................................  17,697     41,588
  *Kirkland's, Inc...........................................  12,114    177,349
  *Knology, Inc..............................................  18,987    369,297
  #Kohl's Corp............................................... 104,424  5,234,775
  *Kona Grill, Inc...........................................   4,321     29,080
   Koss Corp.................................................   1,533      8,232
  *Krispy Kreme Doughnuts, Inc...............................  41,016    300,647
 #*K-Swiss, Inc. Class A.....................................  16,418     60,418
   Lacrosse Footwear, Inc....................................   3,814     49,201
  *Lakeland Industries, Inc..................................   3,968     41,466
 #*Lamar Advertising Co. Class A.............................  47,753  1,519,500
   Las Vegas Sands Corp......................................  73,285  4,066,585
  *Lazare Kaplan International, Inc..........................   1,600      4,080
  *La-Z-Boy, Inc.............................................  39,188    590,563
  *LeapFrog Enterprises, Inc.................................  33,281    310,845
   Lear Corp.................................................  57,152  2,371,808
  *Learning Tree International, Inc..........................   6,151     35,122
  *Lee Enterprises, Inc......................................  20,446     23,104
  #Leggett & Platt, Inc......................................  88,182  1,919,722
  #Lennar Corp. Class A...................................... 110,902  3,076,421
   Lennar Corp. Class B Voting...............................  17,482    395,618
  *Libbey, Inc...............................................  12,000    171,240
  *Liberty Global, Inc. Class A..............................  25,840  1,287,090
 #*Liberty Global, Inc. Class B..............................     488     24,990
 #*Liberty Global, Inc. Class C..............................  36,642  1,756,251
  *Liberty Interactive Corp. Class A......................... 313,016  5,897,221
  *Liberty Interactive Corp. Class B.........................   6,948    130,831
  *Liberty Media Corp.--Liberty Capital Class A..............  82,494  7,213,275
  *Liberty Media Corp.--Liberty Capital Class B..............   2,392    206,095
 #*Life Time Fitness, Inc....................................  32,050  1,492,248
  #Lifetime Brands, Inc......................................   8,749    101,926
   Limited Brands, Inc....................................... 126,640  6,294,008
  *LIN TV Corp. Class A......................................  18,877     74,564
   Lincoln Educational Services Corp.........................  13,802    101,307
   Lithia Motors, Inc. Class A...............................  16,668    447,202
 #*Live Nation Entertainment, Inc............................ 144,459  1,308,799
  *LKQ Corp..................................................  76,172  2,547,953
 #*LodgeNet Interactive Corp.................................   8,300     19,090
   Lowe's Cos., Inc.......................................... 300,424  9,454,343
  *Luby's, Inc...............................................  16,137     98,758
 #*Lululemon Athletica, Inc..................................  17,058  1,264,680
 #*Lumber Liquidators Holdings, Inc..........................  16,993    491,607
  *M/I Homes, Inc............................................  14,087    187,357
   Mac-Gray Corp.............................................   8,707    129,734
  #Macy's, Inc............................................... 207,226  8,500,411
  *Madison Square Garden Co. Class A (The)...................  47,537  1,709,906
  *Maidenform Brands, Inc....................................  12,191    278,321
   Marcus Corp...............................................  15,349    192,016
   Marine Products Corp......................................  19,350    115,520

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
  *MarineMax, Inc...........................................  17,144 $   182,755
  #Marriott International, Inc. Class A.....................  56,986   2,227,583
 #*Marriott Vacations Worldwide Corp........................   4,508     133,121
 #*Martha Stewart Living Omnimedia Class A..................  28,361     101,249
   Mattel, Inc.............................................. 102,700   3,450,720
   Matthews International Corp. Class A.....................  19,956     598,680
  *MAXXAM, Inc..............................................       2       1,150
  *McClatchy Co. Class A (The)..............................  42,930     116,770
   McDonald's Corp.......................................... 190,201  18,535,087
   McGraw-Hill Cos., Inc....................................  50,574   2,486,724
  #MDC Holdings, Inc........................................  36,383   1,022,726
 #*Media General, Inc. Class A..............................  15,715      56,103
  #Men's Wearhouse, Inc. (The)..............................  39,043   1,446,153
  #Meredith Corp............................................  27,255     785,762
  *Meritage Homes Corp......................................  24,770     703,220
 #*MGM Resorts International................................ 280,027   3,757,962
  *Midas, Inc...............................................   5,149      59,214
  *Modine Manufacturing Co..................................  29,600     233,840
  *Mohawk Industries, Inc...................................  47,238   3,165,891
  *Monarch Casino & Resort, Inc.............................  11,180     108,222
  #Monro Muffler Brake, Inc.................................  18,783     774,987
  *Morgans Hotel Group Co...................................   4,197      20,817
  #Morningstar, Inc.........................................  30,595   1,765,943
  *Motorcar Parts of America, Inc...........................   6,795      51,370
   Movado Group, Inc........................................  13,567     384,624
  *MTR Gaming Group, Inc....................................  15,484      78,814
  *Multimedia Games Holding Co., Inc........................   8,600      97,696
  *Nathan's Famous, Inc.....................................   2,974      71,346
   National CineMedia, Inc..................................  33,043     472,184
  *Nautilus, Inc............................................  18,339      47,498
  *Navarre Corp.............................................  14,687      26,583
 #*Netflix, Inc.............................................  12,010     962,481
  *Nevada Gold & Casinos, Inc...............................     700         924
  *New Frontier Media, Inc..................................   4,370       6,861
  *New York & Co., Inc......................................  36,832     145,486
 #*New York Times Co. Class A (The)......................... 112,310     708,676
   Newell Rubbermaid, Inc...................................  89,728   1,633,050
  #News Corp. Class A....................................... 448,243   8,785,563
   News Corp. Class B....................................... 132,007   2,619,019
  *Nexstar Broadcasting Group, Inc. Class A.................   5,712      44,268
   NIKE, Inc. Class B.......................................  64,551   7,221,320
  *Nobility Homes, Inc......................................   1,105       7,978
  #Nordstrom, Inc...........................................  47,585   2,658,098
   Nutrisystem, Inc.........................................  14,970     173,353
  *NVR, Inc.................................................   3,022   2,369,067
  *Office Depot, Inc........................................ 213,147     647,967
  *OfficeMax, Inc...........................................  63,573     295,614
  #Omnicom Group, Inc.......................................  50,104   2,570,836
  *Orbitz Worldwide, Inc....................................  47,813     174,517
  *Orchard Supply Hardware Stores Corp. Class A.............   1,709      36,692
 #*O'Reilly Automotive, Inc.................................  44,614   4,704,992
  *Orient-Express Hotels, Ltd. Class A......................  77,396     827,363
   Outdoor Channel Holdings, Inc............................  17,936     132,726
 #*Overstock.com, Inc.......................................   7,087      42,735
   Oxford Industries, Inc...................................   9,984     479,132
  *P & F Industries, Inc. Class A...........................     504       2,228
   P.F. Chang's China Bistro, Inc...........................  12,909     512,358
  *Pacific Sunwear of California, Inc.......................  27,749      40,791
 #*Panera Bread Co. Class A.................................  11,525   1,820,028
  *Papa John's International, Inc...........................  14,777     595,218
 #*Peet's Coffee & Tea, Inc.................................   6,800     522,376

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                              SHARES    VALUE+
                                                              ------- ----------
Consumer Discretionary -- (Continued)
 #*Penn National Gaming, Inc.................................  45,710 $2,056,036
  #Penske Automotive Group, Inc..............................  68,975  1,823,699
   Pep Boys--Manny, Moe & Jack (The).........................  38,733    578,284
  *Perfumania Holdings, Inc..................................   2,203     17,712
  *Perry Ellis International, Inc............................  10,750    201,132
  #PetMed Express, Inc.......................................  12,014    161,829
  #PetSmart, Inc.............................................  30,672  1,786,951
  *Pier 1 Imports, Inc.......................................  65,569  1,126,475
  *Pinnacle Entertainment, Inc...............................  36,695    407,314
  *Point.360.................................................   1,448        912
  #Polaris Industries, Inc...................................  21,538  1,710,979
   Pool Corp.................................................  26,379    973,649
  *Premier Exhibitions, Inc..................................   8,500     22,100
  *Priceline.com, Inc........................................   9,050  6,885,421
 #*PulteGroup, Inc........................................... 292,354  2,876,763
   PVH Corp..................................................  40,724  3,616,291
  *Q.E.P. Co., Inc...........................................     352      6,952
  *Quiksilver, Inc........................................... 124,067    429,272
   R.G. Barry Corp...........................................   7,819     99,614
 #*Radio One, Inc. Class D...................................  16,485     18,463
  #RadioShack Corp...........................................  72,896    377,601
   Ralph Lauren Corp.........................................  12,909  2,223,833
  *Reading International, Inc. Class A.......................   5,859     29,061
  *Red Lion Hotels Corp......................................  12,487    104,142
  *Red Robin Gourmet Burgers, Inc............................  10,884    388,123
  #Regal Entertainment Group.................................  80,048  1,089,453
   Regis Corp................................................  44,009    807,565
   Rent-A-Center, Inc........................................  45,071  1,541,879
  *Rentrak Corp..............................................   4,561     86,294
  *Rick's Cabaret International, Inc.........................   6,768     62,739
  *Rocky Brands, Inc.........................................   5,087     71,981
   Ross Stores, Inc..........................................  87,976  5,418,442
   Royal Caribbean Cruises, Ltd.............................. 123,677  3,385,040
  *Ruby Tuesday, Inc.........................................  47,359    322,041
 #*rue21, inc................................................   3,997    121,309
  *Ruth's Hospitality Group, Inc.............................  23,146    160,170
   Ryland Group, Inc. (The)..................................  33,627    756,944
  *Saga Communications, Inc. Class A.........................   1,158     43,610
 #*Saks, Inc................................................. 122,135  1,338,600
   Salem Communications Corp. Class A........................  12,181     65,290
  *Sally Beauty Holdings, Inc................................ 107,775  2,866,815
   Scholastic Corp...........................................  19,372    591,815
  *School Specialty, Inc.....................................  11,832     38,691
  *Scientific Games Corp. Class A............................  69,934    710,529
  #Scripps Networks Interactive, Inc.........................  22,564  1,133,164
 #*Sealy Corp................................................  40,927     84,310
 #*Sears Holdings Corp.......................................  38,262  2,057,730
  *Select Comfort Corp.......................................  19,000    548,720
   Service Corp. International............................... 170,296  1,972,028
   Shiloh Industries, Inc....................................  10,641     97,791
  *Shoe Carnival, Inc........................................  14,982    291,250
  *Shuffle Master, Inc.......................................  32,836    580,212
 #*Shutterfly, Inc...........................................  18,634    579,890
   Signet Jewelers, Ltd. ADR.................................  63,056  3,075,241
   Sinclair Broadcast Group, Inc. Class A....................  22,166    227,866
  *Sirius XM Radio, Inc...................................... 340,577    769,704
  #Six Flags Entertainment Corp..............................  33,462  1,603,164
 #*Skechers U.S.A., Inc. Class A.............................  27,618    515,628
   Skyline Corp..............................................   4,311     23,667
  *Smith & Wesson Holding Corp...............................  38,595    318,409
  #Sonic Automotive, Inc. Class A............................  30,670    515,869

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
  *Sonic Corp...............................................  19,031 $   137,404
  #Sotheby's................................................  41,200   1,619,984
  *Spanish Broadcasting System, Inc.........................   1,705      10,673
   Spartan Motors, Inc......................................  25,040     108,924
 #*Spectrum Group International, Inc........................     385         789
   Speedway Motorsports, Inc................................  31,204     532,340
  *Sport Chalet, Inc. Class A...............................   2,817       3,690
  *Sport Chalet, Inc. Class B...............................     238         401
  *Spy, Inc.................................................     335         528
   Stage Stores, Inc........................................  21,735     331,893
   Standard Motor Products, Inc.............................  17,709     266,875
 #*Standard Pacific Corp.................................... 125,526     635,162
  *Stanley Furniture Co., Inc...............................   8,749      39,370
  #Staples, Inc............................................. 392,266   6,040,896
   Starbucks Corp........................................... 135,337   7,765,637
   Starwood Hotels & Resorts Worldwide, Inc.................  38,272   2,265,702
  *Stein Mart, Inc..........................................  29,466     189,172
  *Steiner Leisure, Ltd.....................................   9,051     425,035
  *Steinway Musical Instruments, Inc........................   9,369     236,192
  *Steven Madden, Ltd.......................................  26,493   1,144,763
  #Stewart Enterprises, Inc. Class A........................  48,183     304,517
  *Stoneridge, Inc..........................................  16,544     142,609
   Strattec Security Corp...................................   2,038      44,428
  #Strayer Education, Inc...................................   3,851     380,017
  #Sturm Ruger & Co., Inc...................................   9,700     553,579
   Superior Industries International, Inc...................  20,534     351,337
   Superior Uniform Group, Inc..............................   5,000      58,750
  *Syms Corp................................................     892       9,268
  *Systemax, Inc............................................  27,440     471,145
  *Talbots, Inc.............................................     150         444
  *Tandy Brands Accessories, Inc............................   1,100       1,859
   Tandy Leather Factory, Inc...............................   1,146       5,890
   Target Corp.............................................. 110,265   6,388,754
 #*Tempur-Pedic International, Inc..........................  16,906     994,749
 #*Tenneco, Inc.............................................  26,950     830,868
 #*Tesla Motors, Inc........................................  22,761     754,072
   Texas Roadhouse, Inc.....................................  41,998     724,466
  #Thor Industries, Inc.....................................  38,599   1,305,804
   Tiffany & Co.............................................  28,900   1,978,494
   Time Warner Cable, Inc...................................  89,602   7,208,481
   Time Warner, Inc......................................... 272,477  10,206,988
   TJX Cos., Inc. (The)..................................... 137,000   5,714,270
  *Toll Brothers, Inc....................................... 127,325   3,234,055
  *Tower International, Inc.................................     758       8,065
  *Town Sports International Holdings, Inc..................  13,759     176,390
  #Tractor Supply Co........................................  35,002   3,444,547
  *Trans World Entertainment Corp...........................     200         446
 #*TripAdvisor, Inc.........................................  25,700     964,007
  *True Religion Apparel, Inc...............................  14,919     405,200
  *TRW Automotive Holdings Corp.............................  69,995   3,199,471
  *Tuesday Morning Corp.....................................  27,700     111,908
   Tupperware Brands Corp...................................  33,167   2,065,972
  #Ulta Salon Cosmetics & Fragrance, Inc....................  21,433   1,889,962
 #*Under Armour, Inc. Class A...............................  15,040   1,472,867
  *Unifi, Inc...............................................  14,328     159,327
 #*Universal Electronics, Inc...............................   9,536     161,349
   Universal Technical Institute, Inc.......................  13,421     161,052
  *UQM Technologies, Inc....................................  12,948      16,573
 #*Urban Outfitters, Inc....................................  35,800   1,036,768
  *US Auto Parts Network, Inc...............................  14,602      52,859
   V.F. Corp................................................  26,502   4,029,629

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Consumer Discretionary -- (Continued)
  #Vail Resorts, Inc.......................................  27,149 $  1,107,136
 #*Valassis Communications, Inc............................  32,393      647,860
   Value Line, Inc.........................................   2,920       35,536
 #*Valuevision Media, Inc. Class A.........................  11,570       18,743
  #Viacom, Inc. Class A....................................   7,238      366,605
   Viacom, Inc. Class B....................................  90,352    4,191,429
  #Virgin Media, Inc.......................................  69,342    1,703,040
  *Visteon Corp............................................  39,904    2,001,984
 #*Vitacost.com, Inc.......................................   1,759       14,740
 #*Vitamin Shoppe, Inc.....................................  18,161      854,838
  *VOXX International Corp.................................  14,855      188,510
   Walt Disney Co. (The)................................... 447,208   19,279,137
 #*Warnaco Group, Inc. (The)...............................  26,230    1,389,141
  #Washington Post Co. Class B.............................   4,910    1,856,815
  #Weight Watchers International, Inc......................  15,059    1,143,882
  *Wells-Gardner Electronics Corp..........................   2,858        5,859
   Wendy's Co. (The)....................................... 294,381    1,433,635
  *West Marine, Inc........................................  17,150      200,826
  *Wet Seal, Inc. Class A (The)............................  66,663      219,321
  #Weyco Group, Inc........................................   6,018      146,779
   Whirlpool Corp..........................................  45,139    2,889,799
  #Wiley (John) & Sons, Inc. Class A.......................  30,151    1,362,524
   Williams Controls, Inc..................................   2,029       22,420
   Williams-Sonoma, Inc....................................  62,825    2,430,699
   Winmark Corp............................................   1,952      111,928
 #*Winnebago Industries, Inc...............................  17,413      169,777
 #*WMS Industries, Inc.....................................  41,699    1,022,042
  #Wolverine World Wide, Inc...............................  29,488    1,237,022
  #World Wrestling Entertainment, Inc. Class A.............  15,269      120,320
   Wyndham Worldwide Corp..................................  84,920    4,274,873
   Wynn Resorts, Ltd.......................................  19,029    2,538,469
   Yum! Brands, Inc........................................  85,316    6,205,033
 #*Zale Corp...............................................  22,200       60,828
 #*Zumiez, Inc.............................................  18,952      694,780
                                                                    ------------
Total Consumer Discretionary...............................          635,867,414
                                                                    ------------
Consumer Staples -- (6.9%)
   Alico, Inc..............................................   5,597      127,276
 #*Alliance One International, Inc.........................  65,816      232,989
   Altria Group, Inc....................................... 366,617   11,808,734
   Andersons, Inc. (The)...................................  13,965      703,836
   Archer-Daniels-Midland Co............................... 181,974    5,610,258
  #Arden Group, Inc. Class A...............................     827       73,148
   Avon Products, Inc......................................  82,506    1,782,130
  #B&G Foods, Inc..........................................  29,480      655,635
 #*Boston Beer Co., Inc. Class A (The).....................   3,797      392,306
 #*Bridgford Foods Corp....................................   2,501       22,822
   Brown-Forman Corp. Class A..............................  13,712    1,153,316
  #Brown-Forman Corp. Class B..............................  32,444    2,801,539
   Bunge, Ltd..............................................  83,036    5,355,822
  #Calavo Growers, Inc.....................................   7,753      222,356
  #Cal-Maine Foods, Inc....................................  16,238      585,055
  #Campbell Soup Co........................................  72,356    2,447,803
   Casey's General Stores, Inc.............................  25,861    1,457,267
   CCA Industries, Inc.....................................   3,400       15,844
 #*Central European Distribution Corp......................  40,197      196,161
  *Central Garden & Pet Co.................................  11,250      119,025
  *Central Garden & Pet Co. Class A........................  27,548      294,488
  *Chiquita Brands International, Inc......................  31,971      271,754
   Church & Dwight Co., Inc................................  37,402    1,900,022
   Clorox Co. (The)........................................  31,235    2,189,574

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Staples -- (Continued)
   Coca-Cola Bottling Co. Consolidated......................   5,294 $   339,610
   Coca-Cola Co. (The)...................................... 370,954  28,311,209
   Coca-Cola Enterprises, Inc............................... 158,730   4,780,948
  #Coffee Holding Co., Inc..................................     300       2,841
   Colgate-Palmolive Co.....................................  84,860   8,396,048
   ConAgra Foods, Inc....................................... 230,572   5,953,369
  *Constellation Brands, Inc. Class A....................... 100,207   2,164,471
  *Constellation Brands, Inc. Class B.......................   3,160      68,730
   Corn Products International, Inc.........................  52,885   3,017,618
   Costco Wholesale Corp....................................  79,362   6,997,348
  *Craft Brew Alliance, Inc.................................  10,691      82,321
   CVS Caremark Corp........................................ 348,331  15,542,529
  *Darling International, Inc...............................  83,345   1,365,191
  *Dean Foods Co............................................ 122,767   1,507,579
  #Diamond Foods, Inc.......................................  12,571     262,734
 #*Dole Food Co., Inc.......................................  60,036     509,105
   Dr. Pepper Snapple Group, Inc............................  95,427   3,872,428
  *Elizabeth Arden, Inc.....................................  17,820     694,624
  *Energizer Holdings, Inc..................................  36,638   2,613,389
  #Estee Lauder Cos., Inc...................................  42,914   2,804,430
  *Farmer Bros. Co..........................................  11,742     106,852
  #Flowers Foods, Inc.......................................  81,648   1,751,350
   Fortune Brands, Inc......................................  89,085   5,058,246
   Fresh Del Monte Produce, Inc.............................  42,913     994,294
 #*Fresh Market, Inc. (The).................................   3,636     186,054
   General Mills, Inc....................................... 110,539   4,298,862
   Golden Enterprises, Inc..................................   3,860      13,510
 #*Green Mountain Coffee Roasters, Inc......................  44,550   2,171,812
   Griffin Land & Nurseries, Inc............................   2,756      66,364
  #H.J. Heinz Co............................................  56,154   2,993,570
  *Hain Celestial Group, Inc (The)..........................  33,245   1,572,488
  *Harbinger Group, Inc.....................................   3,819      19,706
   Harris Teeter Supermarkets, Inc..........................  29,710   1,128,089
  #Herbalife, Ltd...........................................  37,016   2,602,965
   Hershey Co. (The)........................................  29,711   1,990,934
  #Hormel Foods Corp........................................  68,798   1,999,270
  *IGI Labratories, Inc.....................................     921         958
  *Imperial Sugar Co........................................   7,743      31,359
   Ingles Markets, Inc. Class A.............................   9,772     169,935
   Inter Parfums, Inc.......................................  21,822     343,696
   J & J Snack Foods Corp...................................  11,480     643,569
  #J.M. Smucker Co..........................................  64,017   5,097,674
  *John B. Sanfilippo & Son, Inc............................   5,730      82,856
  #Kellogg Co...............................................  48,202   2,437,575
   Kimberly-Clark Corp......................................  71,083   5,577,883
   Kraft Foods, Inc. Class A................................ 449,307  17,913,870
  #Kroger Co. (The).........................................  95,153   2,214,210
  #Lancaster Colony Corp....................................  16,604   1,082,747
 #*Lifeway Foods, Inc.......................................   3,699      30,850
  #Limoneira Co.............................................     513       8,624
   Lorillard, Inc...........................................  24,866   3,364,121
  *Mannatech, Inc...........................................     740       3,360
   McCormick & Co., Inc. Non-Voting.........................  27,402   1,532,046
   McCormick & Co., Inc. Voting.............................   3,281     182,096
   Mead Johnson Nutrition Co................................  46,616   3,988,465
  *Medifast, Inc............................................   9,251     177,804
  #MGP Ingredients, Inc.....................................  10,602      49,299
   Molson Coors Brewing Co. Class A.........................   1,162      48,572
   Molson Coors Brewing Co. Class B.........................  89,172   3,707,772
 #*Monster Beverage Corp....................................  68,582   4,455,087
   Nash-Finch Co............................................   9,189     230,644

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CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Consumer Staples -- (Continued)
  *National Beverage Corp..................................  17,480 $    259,753
 #*Natural Alternatives International, Inc.................   2,740       18,057
 #*Nature's Sunshine Products, Inc.........................     200        3,096
  #Nu Skin Enterprises, Inc. Class A.......................  29,862    1,591,645
  *Nutraceutical International Corp........................   6,512       99,829
  #Oil-Dri Corp. of America................................   3,711       78,525
  *Omega Protein Corp......................................  13,132       94,025
   Orchids Paper Products Co...............................   3,281       59,058
  *Overhill Farms, Inc.....................................   7,039       31,957
  *Pantry, Inc. (The)......................................  16,638      212,301
   PepsiCo, Inc............................................ 289,004   19,074,264
   Philip Morris International, Inc........................ 311,537   27,885,677
  *Physicians Formula Holdings, Inc........................   7,033       21,802
  *Pilgrim's Pride Corp.................................... 130,320      930,485
  *Post Holdings, Inc......................................  16,403      487,989
  *Prestige Brands Holdings, Inc...........................  37,030      629,140
   PriceSmart, Inc.........................................  14,418    1,190,062
   Procter & Gamble Co. (The).............................. 444,296   28,274,997
  *Ralcorp Holdings, Inc...................................  39,381    2,867,331
   Reliv' International, Inc...............................   2,740        3,973
  *Revlon, Inc.............................................  22,143      378,202
   Reynolds American, Inc..................................  70,798    2,890,682
  #Rocky Mountain Chocolate Factory, Inc...................   3,566       33,770
  #Safeway, Inc............................................ 190,653    3,875,975
  #Sanderson Farms, Inc....................................  14,704      758,873
   Sara Lee Corp........................................... 136,802    3,015,116
  *Schiff Nutrition International, Inc.....................  13,045      214,590
  *Seneca Foods Corp. Class A..............................   7,117      165,755
  *Seneca Foods Corp. Class B..............................   1,252       29,272
  *Smart Balance, Inc......................................  42,031      247,983
  *Smithfield Foods, Inc................................... 122,910    2,576,194
   Snyders-Lance, Inc......................................  51,300    1,327,644
   Spartan Stores, Inc.....................................  17,209      313,720
  *Spectrum Brands Holdings, Inc...........................  39,437    1,360,971
  #SUPERVALU, Inc.......................................... 152,228      904,234
  *Susser Holdings Corp....................................  15,656      417,859
  #Sysco Corp.............................................. 105,845    3,058,920
  *Tofutti Brands, Inc.....................................     456          816
  #Tootsie Roll Industries, Inc............................  21,093      502,224
  *TreeHouse Foods, Inc....................................  27,200    1,564,272
   Tyson Foods, Inc. Class A............................... 171,328    3,126,736
  *United Natural Foods, Inc...............................  29,599    1,458,935
   United-Guardian, Inc....................................   1,741       33,471
  #Universal Corp..........................................  17,681      810,320
 #*USANA Health Sciences, Inc..............................   8,999      375,258
  #Vector Group, Ltd.......................................  37,640      653,054
   Village Super Market, Inc...............................   4,287      118,321
  #Walgreen Co............................................. 148,683    5,212,826
   Wal-Mart Stores, Inc.................................... 499,081   29,400,862
   WD-40 Co................................................   9,592      432,407
   Weis Markets, Inc.......................................  20,499      914,255
  #Whole Foods Market, Inc.................................  55,429    4,604,487
                                                                    ------------
Total Consumer Staples.....................................          364,627,090
                                                                    ------------
Energy -- (9.0%)
 #*Abraxas Petroleum Corp..................................   3,201        9,539
   Adams Resources & Energy, Inc...........................   3,031      184,073
   Alon USA Energy, Inc....................................  24,789      224,093
 #*Alpha Natural Resources, Inc............................  82,499    1,330,709
   Anadarko Petroleum Corp................................. 133,243    9,754,720
   Apache Corp............................................. 101,535    9,741,268

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
 #*Approach Resources, Inc..................................  20,125 $   722,085
  #Arch Coal, Inc...........................................  73,396     716,345
 #*Atwood Oceanics, Inc.....................................  49,755   2,205,639
   Baker Hughes, Inc........................................ 101,336   4,469,931
  *Barnwell Industries, Inc.................................   4,663      14,712
  *Basic Energy Services, Inc...............................  32,358     465,955
  #Berry Petroleum Co. Class A..............................  39,764   1,811,250
 #*Bill Barrett Corp........................................  33,573     805,081
  *BioFuel Energy Corp......................................  10,582       4,898
   Bolt Technology Corp.....................................   5,749      82,038
 #*BPZ Resources, Inc.......................................  88,010     356,441
  #Bristow Group, Inc.......................................  27,352   1,336,145
   Cabot Oil & Gas Corp.....................................  94,354   3,315,600
  *Cal Dive International, Inc..............................  71,683     277,413
  *Callon Petroleum Co......................................  28,930     168,083
  *Cameron International Corp...............................  46,266   2,371,132
  #CARBO Ceramics, Inc......................................  10,500     882,945
 #*Carrizo Oil & Gas, Inc...................................  21,917     614,553
 #*Cheniere Energy, Inc.....................................  90,866   1,663,756
  #Chesapeake Energy Corp................................... 169,050   3,117,282
   Chevron Corp............................................. 528,762  56,344,879
  #Cimarex Energy Co........................................  49,040   3,389,154
 #*Clayton Williams Energy, Inc.............................   9,155     673,259
 #*Clean Energy Fuels Corp..................................  51,738     995,439
  *Cloud Peak Energy, Inc...................................  45,281     696,875
  *Cobalt International Energy, Inc.........................  39,680   1,061,837
  *Comstock Resources, Inc..................................  30,927     543,387
  *Concho Resources, Inc....................................  33,231   3,561,699
   ConocoPhillips........................................... 343,340  24,593,444
  #Consol Energy, Inc.......................................  72,775   2,419,041
  *Contango Oil & Gas Co....................................  11,539     626,106
 #*Continental Resources, Inc...............................  14,629   1,305,638
  #Core Laboratories N.V....................................   5,866     803,525
  *CREDO Petroleum Corp.....................................   5,525      56,410
  *Crimson Exploration, Inc.................................  33,041     180,073
   Crosstex Energy, Inc.....................................  34,800     518,520
  *CVR Energy, Inc..........................................  60,988   1,851,596
  *Dawson Geophysical Co....................................   5,775     155,059
   Delek US Holdings, Inc...................................  26,439     430,956
  *Denbury Resources, Inc................................... 224,428   4,273,109
   Devon Energy Corp........................................ 105,609   7,376,789
 .*DHT Holdings, Inc. (N18239146)...........................      90      25,889
   DHT Holdings, Inc. (Y2065G105)...........................  22,650      18,120
  #Diamond Offshore Drilling, Inc...........................  61,837   4,238,926
  *Double Eagle Petroleum Co................................   6,980      38,320
  *Dresser-Rand Group, Inc..................................  45,871   2,233,000
 #*Dril-Quip, Inc...........................................  24,507   1,651,527
   El Paso Corp............................................. 143,845   4,267,881
 #*Endeavour International Corp.............................  28,132     351,087
   Energen Corp.............................................  44,020   2,305,768
  *Energy Partners, Ltd.....................................  30,081     489,719
  *Energy XXI (Bermuda), Ltd................................  46,464   1,750,764
  *ENGlobal Corp............................................  13,200      26,400
   EOG Resources, Inc.......................................  71,903   7,895,668
   EQT Corp.................................................  36,072   1,796,746
 #*Evolution Petroleum Corp.................................   7,409      65,496
  #EXCO Resources, Inc......................................  35,979     264,086
  *Exterran Holdings, Inc...................................  48,474     654,884
   Exxon Mobil Corp......................................... 896,367  77,392,327
  *FieldPoint Petroleum Corp................................   4,233      16,636
 #*FMC Technologies, Inc....................................  54,472   2,560,184

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
 #*Forest Oil Corp..........................................  82,716 $ 1,101,777
  *FX Energy, Inc...........................................  10,965      62,281
  *Gastar Exploration, Ltd..................................  13,600      38,216
  *Geokinetics, Inc.........................................   9,612      17,013
  *GeoMet, Inc..............................................   4,840       2,517
  *GeoResources, Inc........................................  19,300     727,803
 #*Gevo, Inc................................................     614       5,950
 #*GMX Resources, Inc.......................................  25,965      35,572
  *Green Plains Renewable Energy, Inc.......................  25,050     200,150
   Gulf Island Fabrication, Inc.............................  10,911     305,726
  *Gulfmark Offshore, Inc. Class A..........................  20,252     975,539
  *Gulfport Energy Corp.....................................  33,754     884,692
   Halliburton Co........................................... 148,846   5,093,510
 #*Harvest Natural Resources, Inc...........................  26,700     183,696
 #*Heckmann Corp............................................  71,048     269,982
  *Helix Energy Solutions Group, Inc........................  80,695   1,646,985
  #Helmerich & Payne, Inc...................................  69,950   3,594,730
  *Hercules Offshore, Inc................................... 117,630     597,560
   Hess Corp................................................  83,617   4,359,790
  *HKN, Inc.................................................   9,572      21,824
 #*HollyFrontier Corp....................................... 117,116   3,609,515
  *Hornbeck Offshore Services, Inc..........................  26,716   1,112,187
 #*Houston American Energy Corp.............................   5,544      12,807
  *ION Geophysical Corp.....................................  95,651     595,906
 #*James River Coal Co......................................  16,961      84,127
  *Key Energy Services, Inc................................. 115,107   1,457,255
 #*Kinder Morgan, Inc.......................................  18,916     679,084
 #*Kodiak Oil & Gas Corp.................................... 158,661   1,404,150
  *Lone Pine Resources, Inc.................................  19,747     117,692
 #*Lucas Energy, Inc........................................  11,754      21,862
  #Lufkin Industries, Inc...................................  20,220   1,553,705
 #*Magnum Hunter Resources Corp.............................  98,144     609,474
   Marathon Oil Corp........................................ 193,575   5,679,490
   Marathon Petroleum Corp.................................. 102,339   4,258,326
  *Matrix Service Co........................................  20,951     285,981
  *McDermott International, Inc.............................  65,689     742,286
 #*McMoran Exploration Co...................................  97,228     855,606
 #*Mexco Energy Corp........................................     684       4,959
  *Mitcham Industries, Inc..................................   9,353     222,227
   Murphy Oil Corp.......................................... 111,098   6,107,057
  *Nabors Industries, Ltd................................... 164,414   2,737,493
   National Oilwell Varco, Inc.............................. 113,456   8,595,427
  *Natural Gas Services Group, Inc..........................   8,701     113,461
  *Newfield Exploration Co..................................  66,264   2,378,878
  *Newpark Resources, Inc...................................  69,005     438,872
   Noble Corp............................................... 143,599   5,465,378
   Noble Energy, Inc........................................  47,266   4,694,459
 #*Nordic American Tankers, Ltd.............................  23,361     339,202
  *Northern Oil & Gas, Inc..................................  38,194     742,109
 #*Oasis Petroleum, Inc.....................................  56,678   1,874,341
  #Occidental Petroleum Corp................................ 194,433  17,736,178
   Oceaneering International, Inc...........................  51,872   2,678,151
  *Oil States International, Inc............................  38,901   3,095,742
  #Overseas Shipholding Group, Inc..........................  17,258     201,919
  *OYO Geospace Corp........................................   3,501     403,385
   Panhandle Oil & Gas, Inc. Class A........................   4,829     133,039
  *Parker Drilling Co.......................................  88,468     457,380
 #*Patriot Coal Corp........................................  45,060     262,700
  #Patterson-UTI Energy, Inc................................ 104,677   1,692,627
   Peabody Energy Corp......................................  43,630   1,357,329
   Penn Virginia Corp.......................................  27,898     142,838

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
  *Petroleum Development Corp...............................  17,861 $   614,240
 #*PetroQuest Energy, Inc...................................  38,051     229,828
  *PHI, Inc. Non-Voting.....................................   9,077     241,721
  *PHI, Inc. Voting.........................................   2,153      53,545
  *Pioneer Drilling Co......................................  44,337     349,376
  #Pioneer Natural Resources Co.............................  64,592   7,481,045
  *Plains Exploration & Production Co.......................  78,568   3,209,503
  *PostRock Energy Corp.....................................   1,437       3,521
  *Pyramid Oil Co...........................................   2,104       9,868
   QEP Resources, Inc.......................................  90,512   2,788,675
 #*Quicksilver Resources, Inc...............................  86,902     408,439
  #Range Resources Corp.....................................  40,856   2,723,461
  *REX American Resources Corp..............................   7,500     208,050
 #*Rex Energy Corp..........................................  32,560     342,206
  *Rosetta Resources, Inc...................................  32,544   1,635,987
 #*Rowan Cos., Inc..........................................  69,586   2,402,805
 #*Royale Energy, Inc.......................................     400       1,896
  #RPC, Inc.................................................  95,532     987,801
 #*SandRidge Energy, Inc.................................... 317,375   2,535,826
   Schlumberger, Ltd........................................ 239,236  17,736,957
  *SEACOR Holdings, Inc.....................................  16,409   1,524,888
  *SemGroup Corp. Class A...................................  26,222     833,860
  #Ship Finance International, Ltd..........................  59,645     826,083
   SM Energy Co.............................................  27,571   1,822,719
 #*Southwestern Energy Co...................................  94,186   2,974,394
  #Spectra Energy Corp...................................... 116,143   3,570,236
  *Stone Energy Corp........................................  37,285   1,045,844
   Sunoco, Inc..............................................  71,459   3,522,214
  *Superior Energy Services, Inc............................ 101,922   2,743,734
  *Swift Energy Co..........................................  31,634     956,928
 #*Targa Resources Corp.....................................   2,768     133,113
   Teekay Corp..............................................  54,841   1,979,760
  *Tesco Corp...............................................  23,806     388,752
  *Tesoro Corp.............................................. 107,523   2,499,910
  *TETRA Technologies, Inc..................................  57,620     501,870
  *TGC Industries, Inc......................................  12,002     136,937
   Tidewater, Inc...........................................  39,036   2,148,151
   Transocean, Ltd..........................................  82,179   4,141,000
 #*Triangle Petroleum Corp..................................  32,661     212,623
  *Ultra Petroleum Corp.....................................  31,396     620,385
  *Union Drilling, Inc......................................  15,716      87,538
  *Unit Corp................................................  36,075   1,524,169
 #*Uranium Energy Corp......................................   6,700      19,765
  *Uranium Resources, Inc...................................   6,850       5,960
 #*USEC, Inc................................................  68,464      57,619
  *VAALCO Energy, Inc.......................................  41,969     380,659
   Valero Energy Corp....................................... 290,688   7,179,994
  *Venoco, Inc..............................................  20,597     228,833
 #*Verenium Corp............................................   2,511      10,848
  *Voyager Oil & Gas, Inc...................................   1,806       4,587
  #W&T Offshore, Inc........................................  44,815     885,993
  *Warren Resources, Inc....................................  52,557     162,401
  *Weatherford International, Ltd........................... 293,149   4,183,236
  #Western Refining, Inc....................................  69,327   1,320,679
  *Westmoreland Coal Co.....................................   3,276      33,055
  *Whiting Petroleum Corp...................................  67,288   3,848,874
  *Willbros Group, Inc......................................  30,007     162,038
  *Williams Cos., Inc. (The)................................ 135,241   4,602,251
  #World Fuel Services Corp.................................  43,624   1,922,073
 #*WPX Energy, Inc..........................................  33,573     589,878
 #*ZaZa Energy Corp.........................................   6,070      29,015

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
 #*Zion Oil & Gas, Inc...................................    16,343 $     40,531
                                                                    ------------
Total Energy.............................................            475,453,973
                                                                    ------------
Financials -- (13.8%)
  *1st Constitution Bancorp..............................     1,308       10,856
   1st Source Corp.......................................    18,261      414,342
  *1st United Bancorp, Inc...............................    21,578      130,763
  *21st Century Holding Co...............................     3,288       14,500
   Access National Corp..................................     4,884       62,320
   ACE, Ltd..............................................    92,742    7,045,610
  *Affiliated Managers Group, Inc........................    18,536    2,106,060
  *Affirmative Insurance Holdings, Inc...................     4,752        2,399
   Aflac, Inc............................................   124,921    5,626,442
  *Allegheny Corp........................................     7,163    2,456,193
   Alliance Bancorp, Inc. of Pennsylvania................     1,546       17,934
   Alliance Financial Corp...............................     3,021       92,171
   Allied World Assurance Co. Holdings AG................    29,098    2,093,892
   Allstate Corp. (The)..................................   136,904    4,563,010
   Alterra Capital Holdings, Ltd.........................    78,912    1,888,364
  *Altisource Portfolio Solutions SA.....................     8,893      532,068
   Ameriana Bancorp......................................       456        2,508
  *American Capital, Ltd.................................   257,169    2,553,688
   American Equity Investment Life Holding Co............    45,102      552,951
   American Express Co...................................   193,008   11,621,012
   American Financial Group, Inc.........................    76,144    2,963,524
  *American Independence Corp............................     1,861        8,226
  *American International Group, Inc.....................    87,259    2,969,424
   American National Bankshares, Inc.....................     3,768       88,284
   American National Insurance Co........................    13,349      937,100
  *American River Bankshares.............................     2,192       15,958
  *American Safety Insurance Holdings, Ltd...............     7,772      147,124
  *American Spectrum Realty, Inc.........................       642        3,204
   Ameriprise Financial, Inc.............................   119,519    6,479,125
 #*Ameris Bancorp........................................    17,438      216,231
  *AMERISAFE, Inc........................................    13,597      363,312
  *AmeriServ Financial, Inc..............................     8,436       24,886
  #AmTrust Financial Services, Inc.......................    45,524    1,240,074
  *Aon P.L.C.............................................    76,898    3,983,316
  *Arch Capital Group, Ltd...............................    76,655    3,011,008
   Argo Group International Holdings, Ltd................    23,750      685,425
  #Arrow Financial Corp..................................     8,721      208,781
   Aspen Insurance Holdings, Ltd.........................    53,352    1,510,929
   Associated Banc-Corp..................................   132,953    1,772,264
  #Assurant, Inc.........................................    69,345    2,797,377
   Assured Guaranty, Ltd.................................   139,252    1,974,593
   Astoria Financial Corp................................    74,634      723,203
   Atlantic American Corp................................     2,737        8,019
  *Atlantic Coast Financial Corp.........................       945        1,985
   Auburn National Bancorporation, Inc...................       335        7,487
  *AV Homes, Inc.........................................     8,725      108,801
   Axis Capital Holdings, Ltd............................    78,529    2,671,557
   Baldwin & Lyons, Inc. Class A.........................       638       16,460
   Baldwin & Lyons, Inc. Class B.........................     8,087      176,054
   Bancfirst Corp........................................    11,440      477,048
  *Bancorp, Inc..........................................    24,416      250,752
  #BancorpSouth, Inc.....................................    71,639      964,977
  *BancTrust Financial Group, Inc........................     8,305       17,524
   Bank Mutual Corp......................................    33,792      131,789
   Bank of America Corp.................................. 2,683,465   21,762,901
   Bank of Commerce Holdings.............................     5,049       21,509
  #Bank of Hawaii Corp...................................    28,780    1,407,054

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
  #Bank of Kentucky Financial Corp..........................   2,404 $    60,605
   Bank of New York Mellon Corp. (The)...................... 328,833   7,776,900
  #Bank of the Ozarks, Inc..................................  20,896     645,686
 #*BankAtlantic Bancorp, Inc. Class A.......................   1,011       5,672
   BankFinancial Corp.......................................  13,585      90,476
  *BankUnited, Inc..........................................   2,461      60,541
   Banner Corp..............................................  13,468     295,623
   Bar Harbor Bankshares....................................   2,309      85,433
  #BB&T Corp................................................ 191,809   6,145,560
  *BBCN Bancorp, Inc........................................  58,760     645,185
  #BCB Bancorp, Inc.........................................   4,090      42,372
  *BCSB Bancorp, Inc........................................     711       9,883
   Beacon Federal Bancorp, Inc..............................   2,257      29,341
  *Beneficial Mutual Bancorp, Inc...........................  59,914     519,454
  *Berkshire Bancorp, Inc...................................   1,000       7,150
  *Berkshire Hathaway, Inc.................................. 333,844  26,857,750
   Berkshire Hills Bancorp, Inc.............................  15,976     362,495
  #BGC Partners, Inc. Class A...............................  35,102     244,661
  #BlackRock, Inc...........................................  26,816   5,137,409
  *BNCCORP, Inc.............................................     409         951
 #*BofI Holding, Inc........................................   8,591     152,662
  #BOK Financial Corp.......................................  47,494   2,708,583
   Boston Private Financial Holdings, Inc...................  58,747     547,522
  #Bridge Bancorp, Inc......................................   2,089      40,694
  *Bridge Capital Holdings..................................   4,396      67,215
   Brookline Bancorp, Inc...................................  52,906     475,096
  #Brown & Brown, Inc....................................... 109,509   2,953,458
  *Brunswick Bancorp........................................      40         233
   Bryn Mawr Bank Corp......................................   9,764     209,828
   C&F Financial Corp.......................................     721      22,675
   Calamos Asset Management, Inc............................  14,694     189,846
   California First National Bancorp........................   2,970      47,223
  *Camco Financial Corp.....................................     900       2,169
   Camden National Corp.....................................   5,572     181,201
  *Cape Bancorp, Inc........................................   4,558      37,102
  *Capital Bank Corp........................................   4,304       9,899
  #Capital City Bank Group, Inc.............................  11,241      93,862
   Capital One Financial Corp............................... 125,096   6,940,326
   Capital Properties, Inc. Class A.........................     300       4,500
  .Capital Properties, Inc. Class B.........................     300          --
   Capital Southwest Corp...................................   2,165     207,234
   CapitalSource, Inc....................................... 222,501   1,435,131
   Capitol Federal Financial, Inc........................... 126,576   1,494,863
   Cardinal Financial Corp..................................  21,864     263,898
  *Carolina Bank Holdings, Inc..............................     900       4,077
  *Carrollton Bancorp.......................................     331       1,733
  #Cash America International, Inc..........................  20,965     980,114
   Cathay General Bancorp...................................  60,023   1,033,596
  #CBOE Holdings, Inc.......................................  31,392     830,004
  *CBRE Group, Inc. Class A.................................  72,564   1,364,929
  #Center Bancorp, Inc......................................  10,827     114,441
   Centerstate Banks, Inc...................................  21,260     170,930
   Central Bancorp, Inc.....................................     292       5,288
  *Central Pacific Financial Corp...........................   6,166      87,681
  *Central Virginia Bankshares, Inc.........................     236         201
   Century Bancorp, Inc. Class A............................   1,596      43,842
   CFS Bancorp, Inc.........................................   1,100       6,105
  #Charles Schwab Corp. (The)............................... 183,254   2,620,532
  #Charter Financial Corp...................................   1,425      12,825
   Chemical Financial Corp..................................  20,701     456,871
  *Chicopee Bancorp, Inc....................................   3,096      44,582

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
  #Chubb Corp. (The)........................................  75,116 $ 5,488,726
   Cincinnati Financial Corp................................  93,008   3,312,945
  *CIT Group, Inc........................................... 114,969   4,351,577
   Citigroup, Inc........................................... 759,034  25,078,483
 #*Citizens Community Bancorp, Inc..........................   1,650      10,180
   Citizens Holding Co......................................     772      14,475
  *Citizens Republic Bancorp, Inc...........................     280       4,724
   Citizens South Banking Corp..............................   2,903      14,515
  *Citizens, Inc............................................  36,580     351,534
  #City Holding Co..........................................  11,147     371,752
  #City National Corp.......................................  40,208   2,141,478
   CKX Lands, Inc...........................................     743       9,477
  #Clifton Savings Bancorp, Inc.............................  16,791     171,604
   CME Group, Inc...........................................  17,318   4,603,471
   CNA Financial Corp....................................... 132,635   4,061,284
  #CNB Financial Corp.......................................   8,083     132,885
  *CNO Financial Group, Inc................................. 184,317   1,339,985
   CoBiz Financial, Inc.....................................  29,157     182,231
   Codorus Valley Bancorp, Inc..............................   1,523      21,017
  #Cohen & Steers, Inc......................................  14,272     502,945
  *Colonial Financial Services, Inc.........................   1,300      17,518
 #*Colony Bankcorp, Inc.....................................   1,337       5,488
   Columbia Banking System, Inc.............................  29,787     610,336
   Comerica, Inc............................................ 112,727   3,609,519
   Commerce Bancshares, Inc.................................  67,934   2,724,153
   Commercial National Financial Corp.......................     847      21,090
  #Community Bank System, Inc...............................  29,715     835,586
  *Community Bankers Trust Corp.............................   2,083       4,978
   Community Trust Bancorp, Inc.............................  11,620     371,259
  *Community West Bancshares................................   1,844       4,195
  *CompuCredit Holdings Corp................................  22,217     122,416
   Consolidated-Tokoma Land Co..............................   4,295     126,273
  *Consumer Portfolio Services, Inc.........................   2,900       5,075
  *Cowen Group, Inc. Class A................................  70,093     176,634
   Crawford & Co. Class A...................................  15,367      57,473
   Crawford & Co. Class B...................................  15,146      72,246
 #*Credit Acceptance Corp...................................  14,106   1,326,387
  #Cullen Frost Bankers, Inc................................  46,755   2,756,675
  #CVB Financial Corp.......................................  79,771     922,950
   Delphi Financial Group, Inc. Class A.....................  33,384   1,516,301
  *DFC Global Corp..........................................  32,264     563,975
   Diamond Hill Investment Group, Inc.......................     877      66,556
   Dime Community Bancshares, Inc...........................  26,574     368,316
   Discover Financial Services.............................. 146,679   4,972,418
   Donegal Group, Inc. Class A..............................  14,922     203,238
   Donegal Group, Inc. Class B..............................   2,147      37,572
  *Doral Financial Corp.....................................   3,982       7,287
   Duff & Phelps Corp.......................................  18,245     290,096
  *E*Trade Financial Corp................................... 215,424   2,289,957
   Eagle Bancorp Montana, Inc...............................     566       5,802
   East West Bancorp, Inc................................... 113,615   2,587,014
   Eastern Insurance Holdings, Inc..........................   4,882      74,695
  *Eastern Virginia Bankshares, Inc.........................     721       2,776
  #Eaton Vance Corp.........................................  43,991   1,156,963
   ECB Bancorp, Inc.........................................     913       8,591
   Edelman Financial Group, Inc.............................  14,005     123,664
  *eHealth, Inc.............................................  14,039     248,771
   EMC Insurance Group, Inc.................................   9,257     183,011
   Employers Holdings, Inc..................................  26,291     455,360
  *Encore Bancshares, Inc...................................   6,706     137,540
   Endurance Specialty Holdings, Ltd........................  32,424   1,302,796

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  *Enstar Group, Ltd........................................   9,936 $  935,673
  #Enterprise Bancorp, Inc..................................   3,680     59,211
   Enterprise Financial Services Corp.......................  12,708    153,640
   Epoch Holding Corp.......................................   6,887    185,949
   Erie Indemnity Co........................................  29,097  2,237,559
  #ESB Financial Corp.......................................   7,409     99,503
   ESSA Bancorp, Inc........................................   8,421     82,105
   Evans Bancorp, Inc.......................................   1,219     18,297
   Evercore Partners, Inc...................................  16,541    437,179
   Everest Re Group, Ltd....................................  30,499  3,022,451
  *EZCORP, Inc..............................................  28,555    764,988
  *Farmers Capital Bank Corp................................   1,933     12,468
   FBL Financial Group, Inc. Class A........................  22,739    662,160
   Federal Agricultural Mortgage Corp. Class A..............     773     13,817
   Federal Agricultural Mortgage Corp. Class C..............   6,258    143,058
  #Federated Investors, Inc.................................  62,923  1,389,340
   Fidelity Bancorp, Inc....................................     538      5,878
   Fidelity National Financial, Inc. Class A................ 167,401  3,225,817
   Fidelity Southern Corp...................................   6,008     51,007
   Fifth Third Bancorp...................................... 477,827  6,799,478
   Financial Institutions, Inc..............................  10,118    171,197
  *First Acceptance Corp....................................   9,100     14,014
   First Advantage Bancorp..................................   1,408     18,593
  #First American Financial Corp............................  79,522  1,331,994
  #First Bancorp............................................  12,032    120,561
  *First BanCorp............................................   2,479     10,561
   First Bancorp of Indiana, Inc............................      96      1,080
   First Bancorp, Inc.......................................   5,920     85,899
  *First Bancshares, Inc....................................     200      1,290
   First Bancshares, Inc. (The).............................     237      2,178
   First Busey Corp.........................................  62,830    291,531
   First Business Financial Services, Inc...................   1,081     24,550
  *First California Financial Group, Inc....................  18,806    102,681
  *First Cash Financial Services, Inc.......................  17,604    721,060
   First Citizens BancShares, Inc. Class A..................   5,907  1,023,683
   First Commonwealth Financial Corp........................  79,132    508,819
   First Community Bancshares, Inc..........................  13,413    179,600
   First Defiance Financial Corp............................   6,949    119,384
 #*First Federal Bancshares of Arkansas, Inc................   2,243     21,196
  *First Federal of Northern Michigan Bancorp, Inc..........     200        743
   First Financial Bancorp..................................  43,987    739,421
  #First Financial Bankshares, Inc..........................  19,055    644,821
   First Financial Corp.....................................   9,884    296,520
   First Financial Holdings, Inc............................  11,495    132,652
  *First Financial Northwest, Inc...........................  11,927     94,820
  *First Financial Service Corp.............................     917      3,210
  #First Horizon National Corp.............................. 199,422  1,830,694
   First Interstate BancSystem, Inc.........................  11,985    168,869
   First M&F Corp...........................................   3,188     13,900
  *First Marblehead Corp. (The).............................  58,899     62,433
   First Merchants Corp.....................................  21,199    261,384
   First Midwest Bancorp, Inc...............................  56,618    602,982
   First Niagara Financial Group, Inc....................... 253,817  2,269,124
   First Pactrust Bancorp, Inc..............................   6,762     74,314
  *First Place Financial Corp...............................   9,209      5,986
  *First Regional Bancorp...................................   2,891          1
  *First Republic Bank......................................  58,553  1,934,006
  *First South Bancorp, Inc.................................   4,472     19,274
 #*First United Corp........................................   1,938     15,988
  *First West Virginia Bancorp..............................     256      4,122
   Firstbank Corp...........................................   1,646     16,378

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
  *FirstCity Financial Corp.................................   5,310 $    43,914
  #FirstMerit Corp..........................................  82,622   1,388,050
  *Flagstar Bancorp, Inc....................................   1,940       1,689
   Flagstone Reinsurance Holdings SA........................  52,302     392,265
   Flushing Financial Corp..................................  23,576     307,195
  #FNB Corp................................................. 105,745   1,200,206
  *FNB United Corp..........................................       1          17
 #*Forest City Enterprises, Inc............................. 125,239   1,997,562
  *Forest City Enterprises, Inc. Class B....................   4,615      73,240
  *Forestar Group, Inc......................................  26,725     411,030
   Fox Chase Bancorp, Inc...................................  11,006     139,996
   Franklin Resources, Inc..................................  38,219   4,796,867
   Fulton Financial Corp.................................... 151,267   1,586,791
 #*FXCM, Inc................................................     820       9,496
   GAINSCO, Inc.............................................     513       4,466
  #Gallagher (Arthur J.) & Co...............................  69,318   2,603,584
   GAMCO Investors, Inc.....................................   3,750     168,975
  *Genworth Financial, Inc. Class A......................... 321,086   1,929,727
  #German American Bancorp, Inc.............................   9,181     174,806
   GFI Group, Inc...........................................  87,753     289,585
   Glacier Bancorp, Inc.....................................  54,352     809,845
  *Gleacher & Co., Inc......................................  13,000      13,520
  *Global Indemnity P.L.C...................................  13,609     245,098
   Goldman Sachs Group, Inc. (The).......................... 128,129  14,754,054
  #Great Southern Bancorp, Inc..............................   9,938     238,910
 #*Green Dot Corp. Class A..................................   6,825     180,112
  *Greene Bancshares, Inc...................................   5,781       9,539
  #Greenhill & Co., Inc.....................................  19,560     759,906
  *Greenlight Capital Re, Ltd. Class A......................  22,804     567,820
  *Guaranty Bancorp.........................................   7,402      14,434
  *Guaranty Federal Bancshares, Inc.........................     909       7,508
  *Hallmark Financial Services, Inc.........................  12,452      93,639
   Hampden Bancorp, Inc.....................................     818      10,143
  #Hancock Holding Co.......................................  64,056   2,061,322
  *Hanmi Financial Corp.....................................  23,846     248,714
  #Hanover Insurance Group, Inc. (The)......................  34,176   1,379,343
   Harleysville Group, Inc..................................  17,245   1,033,665
   Harleysville Savings Financial Corp......................   1,916      33,722
  *Harris & Harris Group, Inc...............................  20,991      84,594
   Hartford Financial Services Group, Inc................... 250,152   5,140,624
   Hawthorn Bancshares, Inc.................................   1,136       8,514
  #HCC Insurance Holdings, Inc..............................  81,371   2,600,617
   Heartland Financial USA, Inc.............................  11,744     217,499
  *Heritage Commerce Corp...................................  16,907     113,953
   Heritage Financial Corp..................................  11,335     148,488
   Heritage Financial Group, Inc............................   4,012      45,215
   HF Financial Corp........................................   1,948      23,376
  *HFF, Inc.................................................  21,558     352,258
  *Hilltop Holdings, Inc....................................  42,669     338,365
   Hingham Institution for Savings..........................     458      26,404
  *HMN Financial, Inc.......................................     989       2,819
  *Home Bancorp, Inc........................................   4,739      82,269
   Home BancShares, Inc.....................................  21,333     621,644
   Home Federal Bancorp, Inc................................  11,318     110,803
   Homeowners Choice, Inc...................................   4,991      69,924
   HopFed Bancorp, Inc......................................   1,211      10,766
   Horace Mann Educators Corp...............................  30,017     526,798
   Horizon Bancorp..........................................   1,000      25,170
 #*Horizon Financial Corp...................................   3,875           7
  *Howard Hughes Corp. (The)................................   8,578     575,670
  *Hudson City Bancorp, Inc................................. 399,025   2,817,116

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
   Hudson Valley Holding Corp.............................    12,778 $   234,221
   Huntington Bancshares, Inc.............................   490,199   3,279,431
   IBERIABANK Corp........................................    22,356   1,141,721
  *ICG Group, Inc.........................................    24,139     228,838
  #Independence Holding Co................................     8,496      90,312
  #Independent Bank Corp. (453836108).....................    16,125     452,629
  *Independent Bank Corp. (453838609).....................     3,800      14,554
   Indiana Community Bancorp..............................     1,119      25,491
   Infinity Property & Casualty Corp......................     7,832     418,307
   Interactive Brokers Group, Inc. Class A................    34,301     520,346
  *IntercontinentalExchange, Inc..........................    24,257   3,227,151
  *InterGroup Corp. (The).................................       200       3,808
   International Bancshares Corp..........................    51,385   1,013,826
  *Intervest Bancshares Corp. Class A.....................    11,225      44,900
  *INTL. FCStone, Inc.....................................    13,698     294,507
   Invesco, Ltd...........................................   255,700   6,351,588
  *Investment Technology Group, Inc.......................    26,174     266,975
  *Investors Bancorp, Inc.................................    89,577   1,383,069
  *Investors Capital Holdings, Ltd........................     1,399       5,904
   Investors Title Co.....................................     1,022      52,091
  *Janus Capital Group, Inc...............................   142,952   1,083,576
   Jefferies Group, Inc...................................   157,317   2,506,060
  *Jefferson Bancshares, Inc..............................     1,271       2,574
   JMP Group, Inc.........................................    15,802     117,093
   Jones Lang LaSalle, Inc................................    26,635   2,129,202
   JPMorgan Chase & Co.................................... 1,045,296  44,926,822
   Kaiser Federal Financial Group, Inc....................     5,643      78,946
   KBW, Inc...............................................    24,486     417,241
   Kearny Financial Corp..................................    44,060     427,382
   Kemper Corp............................................    45,886   1,376,121
  #Kennedy-Wilson Holdings, Inc...........................    10,680     150,161
   Kentucky First Federal Bancorp.........................       936       8,190
   KeyCorp................................................   546,526   4,394,069
  *Knight Capital Group, Inc..............................    74,501     978,943
   Lake Shore Bancorp, Inc................................       125       1,250
   Lakeland Bancorp, Inc..................................    19,923     182,096
   Lakeland Financial Corp................................    12,264     319,355
   Landmark Bancorp, Inc..................................     1,086      22,252
   Legg Mason, Inc........................................   104,492   2,724,106
   Leucadia National Corp.................................   128,137   3,185,486
   Life Partners Holdings, Inc............................     7,428      20,204
   Lincoln National Corp..................................   166,903   4,134,187
   LNB Bancorp, Inc.......................................     5,779      38,141
   Loews Corp.............................................    87,286   3,590,073
  *Louisiana Bancorp, Inc.................................     2,100      34,020
 #*LPL Investment Holdings, Inc...........................    20,929     751,142
  *LSB Financial Corp.....................................       259       4,403
   M&T Bank Corp..........................................    71,470   6,165,717
 #*Macatawa Bank Corp.....................................    18,694      63,373
  *Magyar Bancorp, Inc....................................       211       1,011
   Maiden Holdings, Ltd...................................    53,821     446,714
   MainSource Financial Group, Inc........................    14,679     171,598
  *Malvern Federal Bancorp, Inc...........................       125       1,062
 #*Markel Corp............................................     7,234   3,184,986
   MarketAxess Holdings, Inc..............................    23,172     795,031
   Marlin Business Services Corp..........................     9,526     139,842
   Marsh & McLennan Cos., Inc.............................    88,842   2,971,765
  *Maui Land & Pineapple Co., Inc.........................     2,542      10,041
   Mayflower Bancorp, Inc.................................       100         871
   MB Financial, Inc......................................    41,450     856,772
 #*MBIA, Inc..............................................   147,536   1,487,163

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
 #*MBT Financial Corp.......................................   3,390 $    10,306
   MCG Capital Corp.........................................  58,376     244,595
   Meadowbrook Insurance Group, Inc.........................  35,445     312,979
   Medallion Financial Corp.................................  12,946     141,500
 #*Mercantile Bank Corp.....................................   5,161      77,105
  #Merchants Bancshares, Inc................................   4,638     124,669
   Mercury General Corp.....................................  41,932   1,894,907
  *Meridian Interstate Bancorp, Inc.........................  14,414     193,148
   Meta Financial Group, Inc................................   1,310      27,602
   MetLife, Inc............................................. 291,711  10,510,347
  *Metro Bancorp, Inc.......................................   9,681     112,009
  *MetroCorp Bancshares, Inc................................   4,229      48,634
  *MGIC Investment Corp..................................... 152,142     526,411
   MicroFinancial, Inc......................................   7,011      47,675
   Mid Penn Bancorp, Inc....................................     497       4,925
   MidSouth Bancorp, Inc....................................   5,731      80,807
   MidWestOne Financial Group, Inc..........................   3,102      64,832
   Montpelier Re Holdings, Ltd..............................  46,585     955,924
   Moody's Corp.............................................  53,821   2,203,970
   Morgan Stanley........................................... 407,394   7,039,768
   MSB Financial Corp.......................................     339       2,034
 #*MSCI, Inc................................................  43,169   1,579,554
   MutualFirst Financial, Inc...............................   2,798      28,288
  *NASDAQ OMX Group, Inc. (The)............................. 103,634   2,546,287
  *National Financial Partners Corp.........................  31,226     460,584
   National Interstate Corp.................................  13,644     327,456
   National Penn Bancshares, Inc............................ 115,902   1,068,616
   National Security Group, Inc.............................     312       2,777
   National Western Life Insurance Co. Class A..............   1,427     194,158
   Naugatuck Valley Financial Corp..........................     610       4,557
  *Navigators Group, Inc. (The).............................  11,299     536,702
   NBT Bancorp, Inc.........................................  25,039     514,551
   Nelnet, Inc. Class A.....................................  26,890     694,300
 #*Netspend Holdings, Inc...................................  45,492     347,104
  *New Century Bancorp, Inc.................................     300       1,296
   New England Bancshares, Inc..............................   1,080      11,621
   New Hampshire Thrift Bancshares, Inc.....................   3,306      42,813
  #New York Community Bancorp, Inc.......................... 248,149   3,347,530
  *NewBridge Bancorp........................................   8,257      36,001
  *Newport Bancorp, Inc.....................................   1,429      19,649
  *NewStar Financial, Inc...................................  37,017     439,392
   Nicholas Financial, Inc..................................   4,022      53,211
   North Central Bancshares, Inc............................     200       6,082
  *North Valley Bancorp.....................................     252       3,170
   Northeast Bancorp........................................      59         615
   Northeast Community Bancorp, Inc.........................   3,456      20,148
  #Northern Trust Corp...................................... 136,181   6,480,854
  #Northfield Bancorp, Inc..................................  29,816     416,231
   Northrim Bancorp, Inc....................................   3,902      85,610
   Northwest Bancshares, Inc................................  74,521     918,099
   Norwood Financial Corp...................................     901      24,327
   NYSE Euronext............................................ 136,700   3,520,025
   Ocean Shore Holding Co...................................   3,964      45,388
   OceanFirst Financial Corp................................  13,805     201,139
  *Ocwen Financial Corp.....................................  97,988   1,461,001
   Ohio Valley Banc Corp....................................   1,110      21,090
   Old National Bancorp.....................................  71,657     918,643
  #Old Republic International Corp.......................... 198,067   1,970,767
 #*Old Second Bancorp, Inc..................................   4,388       7,152
  *OmniAmerican Bancorp, Inc................................   7,085     142,054
   OneBeacon Insurance Group, Ltd. Class A..................  17,586     250,249

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   Oppenheimer Holdings, Inc. Class A.......................   8,464 $  144,396
   Oriental Financial Group, Inc............................  32,492    384,055
   Oritani Financial Corp...................................  38,610    572,200
   Osage Bancshares, Inc....................................     900      6,772
 #*Pacific Capital Bancorp..................................   8,943    407,354
   Pacific Continental Corp.................................  12,470    110,858
  *Pacific Mercantile Bancorp...............................   7,283     43,480
  *Pacific Premier Bancorp, Inc.............................   2,700     21,006
   PacWest Bancorp..........................................  26,829    639,067
  #Park National Corp.......................................  11,651    783,530
  *Park Sterling Corp.......................................  11,996     56,501
   PartnerRe, Ltd...........................................  37,907  2,639,085
  *Patriot National Bancorp.................................     500        880
  #Peapack-Gladstone Financial Corp.........................   5,258     80,079
  #Penns Woods Bancorp, Inc.................................   3,034    119,661
 #*Penson Worldwide, Inc....................................  13,554      6,601
   Peoples Bancorp of North Carolina........................   2,042     16,755
   Peoples Bancorp, Inc. (709788202)........................     470      8,460
   Peoples Bancorp, Inc. (709789101)........................   7,880    144,913
   People's United Financial, Inc........................... 204,609  2,524,875
  *PHH Corp.................................................  38,809    601,540
  *Phoenix Cos., Inc. (The).................................  85,026    178,555
  *PICO Holdings, Inc.......................................  17,167    412,180
   Pinnacle Bancshares, Inc.................................     200      2,055
  *Pinnacle Financial Partners, Inc.........................  25,926    474,446
  *Piper Jaffray Cos., Inc..................................  12,428    301,379
   Platinum Underwriters Holdings, Ltd......................  28,173  1,031,695
  #PNC Financial Services Group, Inc........................ 143,686  9,529,256
  *Popular, Inc............................................. 362,494    645,239
   Porter Bancorp, Inc......................................   3,389      6,778
  *Preferred Bank...........................................   1,030     12,793
  *Premier Financial Bancorp, Inc...........................   2,911     22,648
   Presidential Life Corp...................................  18,323    212,180
   Primerica, Inc...........................................  51,062  1,339,356
  *Primus Guaranty, Ltd.....................................  16,378    109,733
  *Princeton National Bancorp, Inc..........................   1,811      2,843
   Principal Financial Group, Inc........................... 173,065  4,788,709
   PrivateBancorp, Inc......................................  54,945    864,285
   ProAssurance Corp........................................  23,295  2,052,057
  #Progressive Corp......................................... 124,434  2,650,444
  #Prosperity Bancshares, Inc...............................  35,760  1,668,204
  #Protective Life Corp.....................................  62,593  1,831,471
   Provident Financial Holdings, Inc........................   6,264     67,589
   Provident Financial Services, Inc........................  45,614    670,526
   Provident New York Bancorp...............................  28,298    238,835
  #Prudential Bancorp, Inc. of Pennsylvania.................   3,011     16,591
   Prudential Financial, Inc................................ 129,211  7,822,434
  *PSB Holdings, Inc........................................   1,100      5,060
  #Pulaski Financial Corp...................................   7,180     53,850
   Pzena Investment Management, Inc. Class A................   2,370     13,959
   QC Holdings, Inc.........................................   8,157     33,444
  #QCR Holdings, Inc........................................   1,185     14,113
  #Radian Group, Inc........................................ 100,718    314,240
   Raymond James Financial, Inc.............................  86,676  3,174,075
   Regions Financial Corp................................... 769,005  5,183,094
   Reinsurance Group of America, Inc........................  50,310  2,925,023
   RenaissanceRe Holdings, Ltd..............................  39,329  3,070,022
   Renasant Corp............................................  18,756    300,096
   Republic Bancorp, Inc. Class A...........................  14,053    330,667
  *Republic First Bancorp, Inc..............................  14,328     30,948
   Resource America, Inc. Class A...........................  11,823     82,643

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  *Riverview Bancorp, Inc...................................   9,533 $   16,683
  #RLI Corp.................................................  16,138  1,111,585
   Rockville Financial, Inc.................................  21,704    254,154
  *Rodman & Renshaw Capital Group, Inc......................  11,800      8,614
   Roma Financial Corp......................................  16,685    157,506
  *Royal Bancshares of Pennsylvania, Inc. Class A...........   2,453      3,680
  *Rurban Financial Corp....................................   1,124      5,395
  #S&T Bancorp, Inc.........................................  21,206    396,976
  #S.Y. Bancorp, Inc........................................  10,150    235,480
  *Safeguard Scientifics, Inc...............................  15,255    249,572
   Safety Insurance Group, Inc..............................  11,400    454,290
   Salisbury Bancorp, Inc...................................     543     13,572
   Sandy Spring Bancorp, Inc................................  18,211    327,980
  *Savannah Bancorp, Inc. (The).............................   1,441      7,349
   SCBT Financial Corp......................................  10,561    363,193
   SeaBright Holdings, Inc..................................  16,831    151,311
  *Seacoast Banking Corp. of Florida........................   6,793     11,005
  *Security National Financial Corp. Class A................     817      1,352
   SEI Investments Co....................................... 108,130  2,183,145
   Selective Insurance Group, Inc...........................  41,459    725,118
   Shore Bancshares, Inc....................................   3,114     19,930
   SI Financial Group, Inc..................................   5,540     63,710
  *Siebert Financial Corp...................................   3,562      6,376
   Sierra Bancorp...........................................   9,027     82,687
 #*Signature Bank...........................................  27,555  1,810,088
   Simmons First National Corp. Class A.....................  13,045    317,515
   SLM Corp................................................. 287,728  4,267,006
   Somerset Hills Bancorp...................................   1,508     13,142
   South Street Financial Corp..............................     300      1,732
  *Southcoast Financial Corp................................   2,016      4,818
  *Southern Community Financial Corp........................   5,725     16,030
  *Southern Connecticut Bancorp, Inc........................     400        736
  *Southern First Bancshares, Inc...........................     957      8,230
   Southern Missouri Bancorp, Inc...........................     557     13,713
   Southern National Bancorp of Virginia, Inc...............     302      2,084
  #Southside Bancshares, Inc................................  13,045    266,122
  *Southwest Bancorp, Inc...................................  14,037    127,596
   Southwest Georgia Financial Corp.........................     863      7,176
 #*St. Joe Co. (The)........................................  68,568  1,222,567
  #StanCorp Financial Group, Inc............................  33,654  1,291,641
   State Auto Financial Corp................................  28,623    410,168
   State Street Corp........................................ 133,275  6,159,970
   StellarOne Corp..........................................  17,391    217,561
   Sterling Bancorp.........................................  23,373    222,277
  #Stewart Information Services Corp........................  13,733    202,150
 #*Stifel Financial Corp....................................  40,773  1,484,953
  *Stratus Properties, Inc..................................   2,912     26,456
 #*Suffolk Bancorp..........................................   6,421     76,281
   Summit State Bank........................................   1,967     12,274
  *Sun Bancorp, Inc.........................................  25,291     73,091
   SunTrust Banks, Inc...................................... 174,688  4,241,425
   Susquehanna Bancshares, Inc.............................. 141,526  1,467,625
  *Sussex Bancorp...........................................     332      1,672
  *SVB Financial Group......................................  33,338  2,136,632
   SWS Group, Inc...........................................  12,800     72,192
   Symetra Financial Corp...................................  84,506  1,027,593
  #Synovus Financial Corp................................... 536,672  1,127,011
   T. Rowe Price Group, Inc.................................  46,595  2,940,843
 #*Taylor Capital Group, Inc................................  16,552    230,404
  #TCF Financial Corp....................................... 122,103  1,400,521
  #TD Ameritrade Holding Corp............................... 124,421  2,337,871

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
   Teche Holding Co.......................................       824 $    30,760
  *Tejon Ranch Co.........................................    12,142     362,560
   Territorial Bancorp, Inc...............................     7,968     173,065
  #Teton Advisors, Inc....................................        29         502
 #*Texas Capital Bancshares, Inc..........................    25,066     945,239
   TF Financial Corp......................................     1,494      37,350
 #*TFS Financial Corp.....................................   157,064   1,543,939
   Thomas Properties Group, Inc...........................    31,662     154,511
  *TIB Financial Corp.....................................       222       3,090
  *Timberland Bancorp, Inc................................     1,600       8,144
  #Tompkins Financial Corp................................     9,065     343,110
   Torchmark Corp.........................................    57,764   2,813,684
  *Tower Financial Corp...................................       578       6,092
   Tower Group, Inc.......................................    30,157     650,788
  #TowneBank..............................................    22,010     286,570
   Travelers Cos., Inc. (The).............................   118,337   7,611,436
  *Tree.com, Inc..........................................     5,371      42,968
  #TriCo Bancshares.......................................    11,686     192,118
   TrustCo Bank Corp......................................    70,402     385,099
  #Trustmark Corp.........................................    48,969   1,246,261
   U.S. Bancorp...........................................   496,744  15,980,254
  #UMB Financial Corp.....................................    30,538   1,467,351
   Umpqua Holdings Corp...................................    86,561   1,146,068
  *Unico American Corp....................................       100       1,173
   Union Bankshares, Inc..................................       863      16,380
   Union First Market Bankshares Corp.....................    19,024     265,575
  *United Bancshares, Inc. (909458101)....................     1,036       8,392
  #United Bancshares, Inc. (909907107)....................    38,268   1,011,423
   United Community Bancorp...............................       151         830
  *United Community Banks, Inc............................    26,493     249,299
  *United Community Financial Corp........................     4,832       7,780
   United Financial Bancorp, Inc..........................    11,856     190,170
   United Fire Group, Inc.................................    21,736     374,294
 #*United Security Bancshares.............................     4,236      10,547
  *Unity Bancorp, Inc.....................................     3,873      23,896
   Universal Insurance Holdings, Inc......................    28,955     119,874
   Univest Corp. of Pennsylvania..........................    13,428     216,191
   Unum Group.............................................   166,566   3,954,277
   Validus Holdings, Ltd..................................    75,993   2,469,773
  #Valley National Bancorp................................   143,279   1,805,315
   ViewPoint Financial Group, Inc.........................    31,417     499,844
  *Virginia Commerce Bancorp, Inc.........................    23,567     184,530
  *Virtus Investment Partners, Inc........................     1,826     154,114
   VIST Financial Corp....................................     1,876      21,949
   VSB Bancorp, Inc.......................................       169       1,815
  #Waddell & Reed Financial, Inc..........................    49,907   1,596,026
  *Walker & Dunlop, Inc...................................     2,144      27,979
   Washington Banking Co..................................    11,296     157,466
   Washington Federal, Inc................................    82,131   1,440,578
   Washington Trust Bancorp, Inc..........................    12,275     290,549
  *Waterstone Financial, Inc..............................    11,872      37,397
   Wayne Savings Bancshares, Inc..........................       955       8,347
   Webster Financial Corp.................................    66,884   1,520,273
   Wells Fargo & Co....................................... 1,323,776  44,253,832
   WesBanco, Inc..........................................    20,117     411,996
   West Bancorporation, Inc...............................    12,521     120,202
  *West Coast Bancorp.....................................    14,578     284,854
  #Westamerica Bancorporation.............................    17,080     783,460
  *Western Alliance Bancorp...............................    62,235     546,423
   Westfield Financial, Inc...............................    20,512     153,225
   Westwood Holdings Group, Inc...........................     3,184     117,108

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CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Financials -- (Continued)
   White River Capital, Inc................................     986 $     22,284
   Willis Group Holdings P.L.C.............................  45,783    1,669,248
  *Wilshire Bancorp, Inc...................................  53,714      287,907
  #Wintrust Financial Corp.................................  27,486      993,069
 #*World Acceptance Corp...................................   9,067      603,046
   WR Berkley Corp.........................................  78,997    2,975,027
  *WSB Holdings, Inc.......................................   1,227        4,202
   WSFS Financial Corp.....................................   1,418       56,592
   WVS Financial Corp......................................     803        6,207
   XL Group P.L.C.......................................... 181,636    3,906,990
  *Yadkin Valley Financial Corp............................   6,576       21,438
  #Zions Bancorporation.................................... 140,723    2,869,342
  *ZipRealty, Inc..........................................  11,687       15,894
                                                                    ------------
Total Financials...........................................          725,930,184
                                                                    ------------

Health Care -- (9.2%)
  *Abaxis, Inc.............................................   7,533      268,325
   Abbott Laboratories..................................... 280,566   17,411,926
  *ABIOMED, Inc............................................  20,235      492,318
  *Acadia Healthcare Co., Inc..............................   1,667       26,605
  *Accuray, Inc............................................  43,097      331,847
 #*Achillion Pharmaceuticals, Inc..........................  12,188       81,050
  *Acorda Therapeutics, Inc................................   4,058      102,424
  *Adcare Health Systems, Inc..............................   2,841       10,256
  *Addus HomeCare Corp.....................................   5,033       23,252
  *ADVENTRX Pharmaceuticals, Inc...........................   9,644        5,671
   Aetna, Inc..............................................  94,207    4,148,876
 #*Affymax, Inc............................................  23,828      312,385
  *Affymetrix, Inc.........................................  48,866      215,988
   Agilent Technologies, Inc...............................  58,111    2,451,122
  *Air Methods Corp........................................   7,600      639,236
 #*Akorn, Inc..............................................   9,885      119,905
  *Albany Molecular Research, Inc..........................  21,162       67,507
  *Alere, Inc..............................................  65,668    1,568,809
  *Alexion Pharmaceuticals, Inc............................  34,740    3,137,717
  *Alexza Pharmaceuticals, Inc.............................  19,627       12,169
 #*Align Technology, Inc...................................  48,154    1,526,963
  *Alkermes P.L.C..........................................  78,746    1,362,306
   Allergan, Inc...........................................  57,362    5,506,752
  *Alliance HealthCare Services, Inc.......................  26,101       35,758
  *Allied Healthcare Products, Inc.........................   1,583        5,184
  *Allos Therapeutics, Inc.................................  13,000       23,660
  *Allscripts Healthcare Solutions, Inc.................... 114,167    1,264,970
  *Almost Family, Inc......................................   6,719      163,809
  *Alnylam Pharmaceuticals, Inc............................  20,161      229,634
  *Alphatec Holdings, Inc..................................  40,201       87,638
  *AMAG Pharmaceuticals, Inc...............................  13,289      208,106
  *Amedisys, Inc...........................................  22,283      328,229
  *American Shared Hospital Services.......................     797        2,626
 #*AMERIGROUP Corp.........................................  31,603    1,951,801
   AmerisourceBergen Corp..................................  68,769    2,558,894
   Amgen, Inc.............................................. 198,736   14,132,117
 #*Amicus Therapeutics, Inc................................   8,664       42,280
  *AMN Healthcare Services, Inc............................  29,382      197,153
  *Amsurg Corp.............................................  23,667      680,663
 #*Amylin Pharmaceuticals, Inc.............................  46,126    1,195,125
   Analogic Corp...........................................   9,214      628,487
  *AngioDynamics, Inc......................................  18,665      231,073
  *Anika Therapeutics, Inc.................................  10,332      176,264
  *ARCA Biopharma, Inc.....................................   2,210        1,547
 #*Ariad Pharmaceuticals, Inc..............................  65,500    1,067,650

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  *Arqule, Inc..............................................  11,499 $   81,068
  *Array BioPharma, Inc.....................................  15,525     54,182
   Arrhythmia Research Technology, Inc......................   1,150      3,508
  *ArthroCare Corp..........................................  15,423    384,958
   Assisted Living Concepts, Inc............................  14,692    263,134
  *Astex Pharmaceuticals, Inc...............................  33,366     58,724
 #*athenahealth, Inc........................................  11,086    803,181
  *AtriCure, Inc............................................   2,500     20,500
   Atrion Corp..............................................   1,221    281,611
  *Authentidate Holding Corp................................     652        496
 #*AVANIR Pharmaceuticals, Inc. Class A.....................   5,188     15,823
  *AVEO Pharmaceuticals, Inc................................   1,500     17,250
  *AVI BioPharma, Inc.......................................   1,252      1,045
  #Bard (C.R.), Inc.........................................  18,913  1,871,630
   Baxter International, Inc................................  99,104  5,491,353
   Becton Dickinson & Co....................................  37,255  2,922,655
  *Bioanalytical Systems, Inc...............................     400        528
  *BioClinica, Inc..........................................   8,968     52,104
  *BioCryst Pharmaceuticals, Inc............................   9,125     33,033
  *Biogen Idec, Inc.........................................  38,757  5,193,826
 #*BioMarin Pharmaceutical, Inc.............................  69,676  2,417,757
  *BioMimetic Therapeutics, Inc.............................   4,613     12,317
  *Bio-Rad Laboratories, Inc. Class A.......................  17,514  1,891,337
  *Bio-Rad Laboratories, Inc. Class B.......................   1,562    168,993
 #*Bio-Reference Labs, Inc..................................  16,500    351,780
  *BioScrip, Inc............................................  40,261    298,334
 #*BioSpecifics Technologies Corp...........................     900     13,275
  *Boston Scientific Corp................................... 817,234  5,115,885
  *Bovie Medical Corp.......................................   7,222     19,933
   Bristol-Myers Squibb Co.................................. 292,827  9,771,637
  *Brookdale Senior Living, Inc.............................  92,487  1,758,178
  *Bruker Corp..............................................  99,650  1,497,740
  *Cambrex Corp.............................................  22,242    144,128
   Cantel Medical Corp......................................  17,349    407,355
  *Capital Senior Living Corp...............................  20,603    199,643
  *Cardica, Inc.............................................   1,700      3,570
   Cardinal Health, Inc.....................................  91,267  3,857,856
  *CardioNet, Inc...........................................  14,724     41,522
  *CareFusion Corp.......................................... 127,469  3,302,722
  *CAS Medical Systems, Inc.................................   2,600      6,084
  *Catalyst Health Solutions, Inc...........................  30,221  2,610,188
  *Celgene Corp.............................................  80,949  5,902,801
  *Celldex Therapeutics, Inc................................  34,085    155,428
 #*Celsion Corp.............................................   3,000      6,000
 #*Centene Corp.............................................  33,939  1,343,645
 #*Cepheid, Inc.............................................  19,561    751,338
 #*Cerner Corp..............................................  38,254  3,102,017
 #*Cerus Corp...............................................   7,947     31,311
  *Charles River Laboratories International, Inc............  37,269  1,324,168
  #Chemed Corp..............................................  11,800    712,012
  *Chindex International, Inc...............................   8,632     84,335
   Cigna Corp............................................... 125,826  5,816,936
  *Codexis, Inc.............................................   5,607     20,297
  *Columbia Laboratories, Inc...............................   3,090      2,255
  *CombiMatrix Corp.........................................   1,786      1,857
  *Community Health Systems, Inc............................  69,286  1,686,421
   Computer Programs & Systems, Inc.........................   2,569    153,087
 #*Conceptus, Inc...........................................  18,494    347,132
   CONMED Corp..............................................  21,105    603,392
  *Conmed Healthcare Management, Inc........................   2,385      8,204
   Cooper Cos., Inc. (The)..................................  35,785  3,155,163

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  *Cornerstone Therapeutics, Inc............................   1,213 $    7,157
  *Corvel Corp..............................................   4,785    208,100
 #*Covance, Inc.............................................  34,237  1,600,922
   Coventry Health Care, Inc................................  81,585  2,446,734
   Covidien P.L.C...........................................  74,451  4,111,929
  *Cross Country Healthcare, Inc............................  21,023     96,916
  *CryoLife, Inc............................................  18,567     98,219
 #*Cubist Pharmaceuticals, Inc..............................  38,414  1,624,144
 #*Cumberland Pharmaceuticals, Inc..........................  14,360    105,115
  *Curis, Inc...............................................     600      2,874
  *Cutera, Inc..............................................   9,725     85,580
  *Cyberonics, Inc..........................................   9,968    381,774
  *Cynosure, Inc. Class A...................................   6,883    142,272
  *Cytokinetics, Inc........................................  14,824     14,972
 #*Cytori Therapeutics, Inc.................................   6,303     14,938
  *DaVita, Inc..............................................  24,818  2,198,378
   Daxor Corp...............................................   2,013     18,419
  #DENTSPLY International, Inc..............................  39,741  1,631,765
  *Depomed, Inc.............................................  32,692    199,094
  *Digirad Corp.............................................   9,575     20,969
  *Durect Corp..............................................  18,393     12,875
  *DUSA Pharmaceuticals, Inc................................   8,613     50,472
  *Dyax Corp................................................  24,678     40,225
  *Dynacq Healthcare, Inc...................................   2,500      2,200
 #*Edwards Lifesciences Corp................................  31,200  2,588,664
   Eli Lilly & Co........................................... 183,590  7,598,790
  *Emergent Biosolutions, Inc...............................  26,727    375,782
  *Emeritus Corp............................................  23,274    400,313
  *Endo Pharmaceuticals Holdings, Inc.......................  79,037  2,777,360
  *Endologix, Inc...........................................   8,961    134,236
   Ensign Group, Inc. (The).................................  13,298    355,190
  *EnteroMedics, Inc........................................     100        295
  *Enzo Biochem, Inc........................................  23,675     64,870
 #*Enzon Pharmaceuticals, Inc...............................  34,329    213,870
  *eResearch Technology, Inc................................  34,497    272,526
  *Exact Sciences Corp......................................   1,550     16,694
  *Exactech, Inc............................................   9,481    146,956
 #*Exelixis, Inc............................................     282      1,354
  *Express Scripts Holding Co............................... 140,991  7,865,888
  *Five Star Quality Care, Inc..............................  34,191    117,275
  *Forest Laboratories, Inc................................. 151,102  5,262,883
  *Furiex Pharmaceuticals, Inc..............................   6,322     90,847
  *Genomic Health, Inc......................................   3,878    111,143
 #*Gen-Probe, Inc...........................................  28,122  2,293,349
  *Gentiva Health Services, Inc.............................  23,465    194,290
  *GenVec, Inc..............................................     183        501
 #*Geron Corp...............................................  21,319     35,816
  *Gilead Sciences, Inc..................................... 138,452  7,200,889
  *Greatbatch, Inc..........................................  17,595    409,788
  *GTx, Inc.................................................   7,701     24,104
  *Haemonetics Corp.........................................  15,262  1,092,301
 #*Halozyme Therapeutics, Inc...............................   4,745     38,387
  *Hanger Orthopedic Group, Inc.............................  25,361    597,252
  *Harvard Bioscience, Inc..................................  17,901     71,425
  *HCA Holdings, Inc........................................   7,355    197,997
  *Health Management Associates, Inc........................ 131,665    947,988
 #*Health Net, Inc..........................................  61,334  2,184,104
  *HealthSouth Corp.........................................  49,567  1,109,805
  *HealthStream, Inc........................................  10,500    240,660
  *Healthways, Inc..........................................  23,391    156,018
 #*Henry Schein, Inc........................................  27,696  2,125,391

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (Continued)
   Hill-Rom Holdings, Inc...................................  37,568 $ 1,219,082
  *Hi-Tech Pharmacal Co., Inc...............................   7,700     250,943
  *HMS Holdings Corp........................................  28,480     685,229
  *Hologic, Inc............................................. 150,099   2,869,893
 #*Hospira, Inc.............................................  74,871   2,629,470
   Humana, Inc..............................................  56,222   4,535,991
  *ICU Medical, Inc.........................................   9,285     487,370
 #*Idenix Pharmaceuticals, Inc..............................  25,986     227,897
  *Idera Pharmaceuticals, Inc...............................  12,837      17,458
 #*IDEXX Laboratories, Inc..................................  13,105   1,152,323
 #*Illumina, Inc............................................  25,206   1,122,423
 #*Immunomedics, Inc........................................  17,369      62,355
 #*Impax Laboratories, Inc..................................  40,567     999,165
 #*Incyte Corp..............................................  77,564   1,759,152
  *Infinity Pharmaceuticals, Inc............................  11,703     157,990
  *Integra LifeSciences Holdings Corp.......................  14,948     556,514
  *IntegraMed America, Inc..................................   7,428      92,033
  *Intuitive Surgical, Inc..................................   7,084   4,095,969
   Invacare Corp............................................  21,051     333,658
  *IPC The Hospitalist Co...................................   9,110     349,915
  *Iridex Corp..............................................   4,016      16,827
  *IRIS International, Inc..................................  11,087     145,018
 #*ISTA Pharmaceuticals, Inc................................  15,415     139,506
  *Jazz Pharmaceuticals P.L.C...............................  20,975   1,070,354
  #Johnson & Johnson........................................ 499,936  32,540,834
   Kensey Nash Corp.........................................   5,221     148,433
  *Keryx Biopharmaceuticals, Inc............................   1,443       2,280
   Kewaunee Scientific Corp.................................   1,352      11,282
  *Kindred Healthcare, Inc..................................  32,837     316,549
 #*K-V Pharmaceutical Co. Class A...........................  17,927      20,616
  *K-V Pharmaceutical Co. Class B...........................   3,153       4,540
 #*Laboratory Corp. of America Holdings.....................  23,347   2,051,968
   Landauer, Inc............................................   3,484     183,676
  *Lannet Co., Inc..........................................  16,818      66,263
  *LCA-Vision, Inc..........................................   8,304      61,450
   LeMaitre Vascular, Inc...................................   8,529      46,057
  *LHC Group, Inc...........................................  11,300     200,123
  *Life Technologies Corp................................... 102,153   4,735,813
  *LifePoint Hospitals, Inc.................................  36,663   1,430,590
  #Lincare Holdings, Inc....................................  53,111   1,295,908
  *Luminex Corp.............................................  24,708     618,688
  *Magellan Health Services, Inc............................  21,523     953,038
 #*MAP Pharmaceuticals, Inc.................................   1,222      15,666
 #*Masimo Corp..............................................  11,962     264,719
  *Maxygen, Inc.............................................  18,827     106,373
  #McKesson Corp............................................  49,595   4,533,479
  *MedAssets, Inc...........................................  43,521     548,800
  *MedCath Corp.............................................  11,283      89,023
  *Medical Action Industries, Inc...........................  11,743      64,821
  *Medicines Co. (The)......................................  32,977     728,462
  *MediciNova, Inc..........................................   1,657       4,971
  #Medicis Pharmaceutical Corp. Class A.....................  36,760   1,414,157
  *Medidata Solutions, Inc..................................   8,117     210,311
 #*Medivation, Inc..........................................  22,109   1,788,176
 #*Mednax, Inc..............................................  37,141   2,608,784
  *Medtox Scientific, Inc...................................   5,280     116,688
   Medtronic, Inc........................................... 179,623   6,861,599
   Merck & Co., Inc......................................... 751,258  29,479,364
 #*Merge Healthcare, Inc....................................  18,152      78,054
  #Meridian Bioscience, Inc.................................   6,547     134,541
  *Merit Medical Systems, Inc...............................  31,114     411,327

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Health Care -- (Continued)
  *Metropolitan Health Networks, Inc......................    25,703 $   192,258
 #*Mettler Toledo International, Inc......................     8,100   1,452,492
  *Misonix, Inc...........................................     2,220       4,329
  *MModal, Inc............................................    14,896     190,073
 #*Molina Healthcare, Inc.................................    35,000     897,750
 #*Momenta Pharmaceuticals, Inc...........................    38,127     605,457
  *MWI Veterinary Supply, Inc.............................     7,765     733,016
 #*Mylan, Inc.............................................   188,896   4,100,932
  *Myrexis, Inc...........................................    16,233      49,024
  *Myriad Genetics, Inc...................................    51,211   1,331,998
  *Nabi Biopharmaceuticals................................    11,200      18,704
  *Nanosphere, Inc........................................    12,030      21,293
   National Healthcare Corp...............................    10,415     474,924
   National Research Corp.................................     3,887     187,898
  *Natus Medical, Inc.....................................    23,897     292,499
  *Neogen Corp............................................     7,925     308,996
 #*Neuralstem, Inc........................................    11,052      10,941
  *Neurocrine Biosciences, Inc............................     9,250      68,728
  *NeurogesX, Inc.........................................     2,593       1,115
  *Novavax, Inc...........................................     8,202      11,155
 #*NuPathe, Inc...........................................     3,415      12,362
  *NuVasive, Inc..........................................    31,623     523,993
  *Obagi Medical Products, Inc............................    11,200     146,944
  #Omnicare, Inc..........................................    86,736   3,021,882
  *Omnicell, Inc..........................................    25,168     359,147
 #*OncoGenex Pharmaceutical, Inc..........................     1,100      14,300
 #*Onyx Pharmaceuticals, Inc..............................    39,116   1,780,169
  *OraSure Technologies, Inc..............................    21,612     247,890
  *Orexigen Therapeutics, Inc.............................    10,371      36,298
  *Orthofix International N.V.............................    11,089     457,089
 #*Osiris Therapeutics, Inc...............................     7,871      41,795
  #Owens & Minor, Inc.....................................    41,812   1,222,583
  *Pain Therapeutics, Inc.................................    19,386      78,513
  *Palomar Medical Technologies, Inc......................    13,902     120,947
  *Par Pharmaceutical Cos., Inc...........................    22,351     946,341
  *PAREXEL International Corp.............................    37,527   1,010,977
  #Patterson Cos., Inc....................................    67,688   2,307,484
  *PDI, Inc...............................................    10,163      82,422
  #PDL BioPharma, Inc.....................................    84,921     534,153
   PerkinElmer, Inc.......................................    86,699   2,392,892
  *Pernix Therapeutics Holdings, Inc......................     2,907      25,000
  #Perrigo Co.............................................    21,485   2,253,776
   Pfizer, Inc............................................ 1,988,764  45,602,359
  *PharMerica Corp........................................    19,097     226,681
 #*PhotoMedex, Inc........................................       582       8,957
 #*Pozen, Inc.............................................    11,193      74,545
  *Progenics Pharmaceuticals, Inc.........................    20,400     224,196
  *ProPhase Labs, Inc.....................................     3,827       3,865
  *Providence Service Corp. (The).........................     9,457     132,965
  *pSivida Corp...........................................     6,147      14,138
 #*PSS World Medical, Inc.................................    31,637     757,073
   Psychemedics Corp......................................       400       3,940
  #Quality Systems, Inc...................................    17,060     638,044
  #Quest Diagnostics, Inc.................................    51,406   2,965,612
 #*Questcor Pharmaceuticals, Inc..........................    23,945   1,075,130
 #*Quidel Corp............................................    19,715     325,692
  *RadNet, Inc............................................    11,458      35,405
 #*Regeneron Pharmaceuticals, Inc.........................    26,202   3,544,083
  *Repligen Corp..........................................    21,036      92,769
 #*ResMed, Inc............................................    42,135   1,433,011
  *Retractable Technologies, Inc..........................     2,700       3,402

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (Continued)
  *Rigel Pharmaceuticals, Inc...............................  43,263 $   334,423
  *Rochester Medical Corp...................................   7,990      80,379
  *Rockwell Medical Technologies, Inc.......................   3,676      34,003
  *RTI Biologics, Inc.......................................  40,507     141,774
 #*Salix Pharmaceuticals, Ltd...............................  36,039   1,780,327
 #*Sangamo Biosciences, Inc.................................   7,912      36,791
  *Santarus, Inc............................................  24,599     156,696
  *SciClone Pharmaceuticals, Inc............................  42,194     252,742
 #*Seattle Genetics, Inc....................................  36,500     721,605
 #*Select Medical Holdings Corp............................. 109,962     942,374
 #*Sirona Dental Systems, Inc...............................  33,995   1,717,087
  *Skilled Healthcare Group, Inc. Class A...................  12,856      98,606
  *Solta Medical, Inc.......................................  45,224     146,978
  *Somaxon Pharmaceuticals, Inc.............................   2,500         875
   Span-American Medical System, Inc........................   1,628      26,781
  *Spectranetics Corp.......................................  16,764     175,854
 #*Spectrum Pharmaceuticals, Inc............................  34,788     369,796
  *SRI/Surgical Express, Inc................................   3,432      12,939
   St. Jude Medical, Inc....................................  53,740   2,080,813
 #*Staar Surgical Co........................................   7,839      85,994
  *Stereotaxis, Inc.........................................  18,999       7,774
   STERIS Corp..............................................  34,976   1,098,596
  *Strategic Diagnostics, Inc...............................   6,364      11,328
  #Stryker Corp.............................................  49,385   2,694,939
  *Sucampo Pharmaceuticals, Inc. Class A....................   7,466      62,117
  *Sun Healthcare Group, Inc................................  13,160      95,147
  *SunLink Health Systems, Inc..............................   2,605       3,204
 #*Sunrise Senior Living, Inc...............................  34,438     216,271
  *SurModics, Inc...........................................  12,866     190,288
  *Symmetry Medical, Inc....................................  26,614     189,226
 #*Synageva BioPharma Corp..................................   1,997      75,846
  *Synta Pharmaceuticals Corp...............................   5,730      24,926
  *Targacept, Inc...........................................   1,302       6,184
  *Team Health Holdings, Inc................................  33,703     725,963
  #Techne Corp..............................................  20,361   1,362,965
   Teleflex, Inc............................................  31,084   1,948,034
  *Tenet Healthcare Corp.................................... 326,074   1,692,324
  *Theragenics Corp.........................................   4,600       7,912
 #*Theravance, Inc..........................................   4,049      87,620
   Thermo Fisher Scientific, Inc............................ 103,686   5,770,126
  *Thoratec Corp............................................  37,012   1,288,388
  *TranS1, Inc..............................................  12,990      46,114
 #*Transcept Pharmaceuticals, Inc...........................   8,566      77,008
  *Triple-S Management Corp. Class B........................  14,540     306,212
   U.S. Physical Therapy, Inc...............................   6,900     168,222
 #*United Therapeutics Corp.................................  34,678   1,517,162
   UnitedHealth Group, Inc.................................. 245,508  13,785,274
  *Universal American Corp..................................  60,606     556,363
  *Universal Health Services, Inc...........................  62,585   2,673,005
 #*Urologix, Inc............................................     800         864
  *Uroplasty, Inc...........................................   2,100       6,384
   Utah Medical Products, Inc...............................   2,267      71,796
 #*Varian Medical Systems, Inc..............................  26,241   1,664,204
  *Vascular Solutions, Inc..................................   9,430     107,030
 #*VCA Antech, Inc..........................................  66,185   1,565,937
 #*Vertex Pharmaceuticals, Inc..............................  39,868   1,534,121
 #*Vical, Inc...............................................  37,310     116,407
  *ViroPharma, Inc..........................................  53,323   1,159,775
 #*Vivus, Inc...............................................   5,793     140,306
  *Warner Chilcott P.L.C....................................  43,436     944,733
  *Waters Corp..............................................  20,484   1,722,909

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CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Health Care -- (Continued)
 #*Watson Pharmaceuticals, Inc.............................  72,376 $  5,454,255
  *WellCare Health Plans, Inc..............................  26,106    1,597,165
   WellPoint, Inc..........................................  94,098    6,381,726
   West Pharmaceutical Services, Inc.......................  24,794    1,113,251
  *Wizzard Software Corp...................................   1,464        3,558
  *Wright Medical Group, Inc...............................  29,655      552,473
  *XenoPort, Inc...........................................  18,266       83,476
   Young Innovations, Inc..................................   5,983      203,422
 #*Zalicus, Inc............................................  19,864       20,857
   Zimmer Holdings, Inc....................................  99,895    6,286,392
                                                                    ------------
Total Health Care..........................................          485,588,543
                                                                    ------------

Industrials -- (11.3%)
  #3M Co................................................... 119,041   10,637,504
   A.O. Smith Corp.........................................  30,911    1,471,364
  *A.T. Cross Co. Class A..................................   3,732       42,843
 #*A123 Systems, Inc.......................................  71,376       72,804
  #AAON, Inc...............................................  14,477      295,331
   AAR Corp................................................  28,004      432,662
  #ABM Industries, Inc.....................................  40,810      950,057
  *Acacia Research Corp....................................  20,276      831,316
  *ACCO Brands Corp........................................  26,346      276,633
  *Accuride Corp...........................................  11,514       83,477
   Aceto Corp..............................................  20,135      181,215
   Acorn Energy, Inc.......................................  10,523      131,432
  *Active Power, Inc.......................................   1,800        1,593
   Actuant Corp. Class A...................................  52,049    1,419,376
  #Acuity Brands, Inc......................................  25,655    1,425,648
  *Adept Technology, Inc...................................   6,777       39,442
 #*Advisory Board Co. (The)................................   6,300      574,308
 #*AECOM Technology Corp...................................  89,469    1,974,581
  *Aegion Corp.............................................  29,359      535,802
  *AeroCentury Corp........................................     691        7,504
  *Aerosonic Corp..........................................     400        1,376
  *Aerovironment, Inc......................................  13,074      317,960
  *AGCO Corp...............................................  55,624    2,590,966
  *Air Transport Services Group, Inc.......................  46,595      246,954
   Aircastle, Ltd..........................................  39,578      480,873
   Alamo Group, Inc........................................   8,770      295,374
  *Alaska Air Group, Inc...................................  54,094    1,828,377
   Albany International Corp. Class A......................  21,178      509,966
  #Alexander & Baldwin, Inc................................  31,930    1,633,539
 #*Allegiant Travel Co.....................................  11,484      674,800
  #Alliant Techsystems, Inc................................  24,471    1,304,304
 .*Allied Defense Group, Inc...............................   3,200       17,216
  #Allied Motion Technologies, Inc.........................   5,004       40,282
  *Altra Holdings, Inc.....................................  20,360      372,181
   Amerco, Inc.............................................  13,434    1,349,311
  *Ameresco, Inc...........................................  15,352      187,141
  *American Railcar Industries, Inc........................  16,017      432,139
  *American Reprographics Co...............................  30,133      164,526
   American Science & Engineering, Inc.....................   5,359      349,996
   American Woodmark Corp..................................  10,120      181,654
  #AMETEK, Inc.............................................  47,223    2,376,734
   Ampco-Pittsburgh Corp...................................   7,042      130,840
  *AMREP Corp..............................................   2,800       21,756
   Apogee Enterprises, Inc.................................  21,163      325,064
 #*Applied Energetics, Inc.................................   4,327          303
   Applied Industrial Technologies, Inc....................  28,191    1,107,624
   Argan, Inc..............................................   8,226      119,935
   Arkansas Best Corp......................................  18,876      289,558

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
  #Armstrong World Industries, Inc..........................  34,655 $ 1,526,206
  *Arotech Corp.............................................     901       1,072
 #*Ascent Solar Technologies, Inc...........................  14,292       9,304
  *Asset Acceptance Capital Corp............................  19,556     104,038
   Asta Funding, Inc........................................   9,299      78,856
  *Astec Industries, Inc....................................  17,259     540,034
  *Astronics Corp...........................................   5,312     168,656
 #*Astronics Corp. Class B..................................     760      23,796
  *Atlas Air Worldwide Holdings, Inc........................  19,779     910,823
  *Avalon Holding Corp. Class A.............................     500       2,850
  #Avery Dennison Corp......................................  81,317   2,600,518
 #*Avis Budget Group, Inc...................................  79,368   1,044,483
   AZZ, Inc.................................................   8,533     441,241
  *Babcock & Wilcox Co. (The)...............................  72,202   1,776,169
   Baltic Trading, Ltd......................................   2,517      11,704
   Barnes Group, Inc........................................  41,295   1,090,188
   Barrett Business Services, Inc...........................   7,132     141,214
  *BE Aerospace, Inc........................................  54,163   2,547,286
  *Beacon Roofing Supply, Inc...............................  34,660     925,075
   Belden, Inc..............................................  28,020     974,536
  *Blount International, Inc................................  18,483     298,870
  *BlueLinx Holdings, Inc...................................  19,016      52,294
  #Boeing Co. (The)......................................... 122,404   9,400,627
  #Brady Corp. Class A......................................  37,305   1,157,574
  *Breeze-Eastern Corp......................................   4,762      38,691
  #Briggs & Stratton Corp...................................  37,873     685,501
  #Brink's Co. (The)........................................  25,656     651,662
  *Broadwind Energy, Inc....................................   4,883       1,660
  *Builders FirstSource, Inc................................  59,666     248,807
   C.H. Robinson Worldwide, Inc.............................  37,943   2,266,715
  *CAI International, Inc...................................  14,701     303,723
  #Carlisle Cos., Inc.......................................  40,715   2,241,768
   Cascade Corp.............................................   8,386     394,729
  *Casella Waste Systems, Inc. Class A......................  19,206     115,812
   Caterpillar, Inc......................................... 116,239  11,945,882
 #*CBIZ, Inc................................................  35,174     213,506
   CDI Corp.................................................  14,605     259,093
   CECO Environmental Corp..................................   8,301      68,068
   Celadon Group, Inc.......................................  17,266     269,868
  *Cenveo, Inc..............................................  15,017      42,949
   Ceradyne, Inc............................................  18,280     462,850
  *Champion Industries, Inc.................................   2,518       2,140
  *Chart Industries, Inc....................................  17,988   1,374,823
   Chicago Rivet & Machine Co...............................     474       8,911
  #Cintas Corp..............................................  87,943   3,444,727
   CIRCOR International, Inc................................  12,979     403,906
  #CLAROC, Inc..............................................  30,632   1,470,949
 #*Clean Harbors, Inc.......................................  32,410   2,211,658
 #*CNH Global N.V...........................................  45,165   2,067,202
  *Coleman Cable, Inc.......................................   5,248      44,608
  *Colfax Corp..............................................  32,843   1,113,049
  *Columbus McKinnon Corp...................................  14,500     215,035
   Comfort Systems USA, Inc.................................  27,756     293,658
  *Command Security Corp....................................   4,000       4,960
  *Commercial Vehicle Group, Inc............................  13,542     144,087
   CompX International, Inc.................................   1,315      17,660
  *Consolidated Graphics, Inc...............................   7,800     311,922
   Con-way, Inc.............................................  41,925   1,362,562
   Cooper Industries P.L.C..................................  53,528   3,349,247
 #*Copart, Inc..............................................  76,454   2,019,150
   Corporate Executive Board Co.............................  12,607     521,552

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  *Corrections Corp. of America.............................  75,436 $2,179,346
  *CoStar Group, Inc........................................  14,423  1,051,292
   Courier Corp.............................................   8,675     89,092
   Covanta Holding Corp..................................... 103,983  1,668,927
  *Covenant Transportation Group, Inc. Class A..............   6,622     21,919
  *CPI Aerostructures, Inc..................................   4,216     68,257
  *CRA International, Inc...................................   6,991    142,966
  #Crane Co.................................................  35,223  1,554,391
   CSX Corp................................................. 281,401  6,278,056
   Cubic Corp...............................................  16,341    755,444
   Cummins, Inc.............................................  38,005  4,402,119
   Curtiss-Wright Corp......................................  35,423  1,250,078
  #Danaher Corp.............................................  96,779  5,247,357
  #Deere & Co...............................................  74,611  6,144,962
  *Delta Air Lines, Inc..................................... 202,355  2,217,811
   Deluxe Corp..............................................  30,913    736,039
  *DigitalGlobe, Inc........................................  31,196    382,775
  *Dolan Co. (The)..........................................  21,986    176,108
  *Dollar Thrifty Automotive Group, Inc.....................  17,264  1,395,967
  #Donaldson Co., Inc.......................................  34,002  1,178,509
   Douglas Dynamics, Inc....................................  16,118    227,747
   Dover Corp...............................................  64,568  4,045,831
  *Ducommun, Inc............................................   6,771     79,898
   Dun & Bradstreet Corp. (The).............................  29,008  2,256,242
  *DXP Enterprises, Inc.....................................   8,478    367,691
  *Dycom Industries, Inc....................................  25,410    594,340
   Dynamic Materials Corp...................................   9,967    182,197
  *Eagle Bulk Shipping, Inc.................................  20,943     34,347
  #Eastern Co. (The)........................................   2,746     66,590
   Eaton Corp...............................................  88,566  4,267,110
   Ecology & Environment, Inc. Class A......................   1,746     26,312
   EMCOR Group, Inc.........................................  50,607  1,483,797
   Emerson Electric Co...................................... 129,001  6,777,713
  *Encore Capital Group, Inc................................  18,500    438,450
   Encore Wire Corp.........................................  17,683    450,740
 #*Energy Recovery, Inc.....................................  31,423     65,988
  *EnergySolutions, Inc.....................................  66,412    279,595
 #*EnerNOC, Inc.............................................  11,348     68,201
  *EnerSys..................................................  36,233  1,266,343
   Ennis, Inc...............................................  19,431    306,233
  *EnPro Industries, Inc....................................  15,203    629,556
  *Environmental Tectonics Corp.............................     871      1,219
   EnviroStar, Inc..........................................     100        130
   Equifax, Inc.............................................  52,195  2,391,575
   ESCO Technologies, Inc...................................  20,105    691,612
   Espey Manufacturing & Electronics Corp...................   1,389     34,919
  *Esterline Technologies Corp..............................  23,243  1,591,913
 #*Excel Maritime Carriers, Ltd.............................  29,839     55,799
 #*Exelis, Inc.............................................. 130,103  1,500,088
   Expeditors International of Washington, Inc..............  50,496  2,019,840
  *Exponent, Inc............................................   8,134    388,805
  #Fastenal Co..............................................  64,873  3,037,354
  *Federal Signal Corp......................................  46,813    241,555
   FedEx Corp...............................................  79,830  7,044,199
  *Flanders Corp............................................  13,504     59,418
  *Flow International Corp..................................  27,326    112,310
   Flowserve Corp...........................................  14,955  1,718,778
   Fluor Corp...............................................  54,753  3,161,986
  *Fortune Brands Home & Security, Inc......................  75,890  1,725,739
   Forward Air Corp.........................................  17,356    586,286
  *Franklin Covey Co........................................  11,411    106,008

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Industrials -- (Continued)
   Franklin Electric Co., Inc.............................    14,086 $   706,413
   FreightCar America, Inc................................     8,855     191,268
  *Frozen Food Express Industries.........................     7,185       9,412
 #*FTI Consulting, Inc....................................    31,515   1,145,255
  *Fuel Tech, Inc.........................................    16,148      74,765
  *Furmanite Corp.........................................    22,194     138,934
   G & K Services, Inc. Class A...........................    14,279     469,208
   Gardner Denver Machinery, Inc..........................    12,475     812,622
   GATX Corp..............................................    35,656   1,528,573
  *Genco Shipping & Trading, Ltd..........................    27,179     145,408
  *Gencor Industries, Inc.................................     2,365      16,673
 #*GenCorp, Inc...........................................    32,169     221,001
  *Generac Holdings, Inc..................................    41,326     995,130
  *General Cable Corp.....................................    37,768   1,111,890
   General Dynamics Corp..................................    78,778   5,317,515
   General Electric Co.................................... 2,780,836  54,448,769
 #*Genesee & Wyoming, Inc.................................    25,745   1,387,913
  *Geo Group, Inc. (The)..................................    42,801     886,409
  *GeoEye, Inc............................................    14,892     341,325
  *Gibraltar Industries, Inc..............................    22,979     310,676
  *Global Power Equipment Group, Inc......................    10,773     269,433
   Goodrich Corp..........................................    39,140   4,910,504
   Gorman-Rupp Co. (The)..................................    12,773     367,862
  *GP Strategies Corp.....................................    13,131     220,338
   Graco, Inc.............................................    22,634   1,206,619
 #*Graftech International, Ltd............................   108,069   1,268,730
   Graham Corp............................................     6,039     133,341
  #Granite Construction, Inc..............................    29,500     821,280
   Great Lakes Dredge & Dock Corp.........................    44,521     329,901
  *Greenbrier Cos., Inc...................................    20,094     346,622
   Griffon Corp...........................................    46,431     460,131
  *H&E Equipment Services, Inc............................    26,096     503,653
   Hardinge, Inc..........................................     7,511      84,724
  *Harsco Corp............................................    52,871   1,179,023
  *Hawaiian Holdings, Inc.................................    38,284     216,687
  #Healthcare Services Group, Inc.........................    14,998     318,258
  #Heartland Express, Inc.................................    52,515     726,282
  #HEICO Corp.............................................    12,888     519,624
   HEICO Corp. Class A....................................    18,925     609,953
   Heidrick & Struggles International, Inc................    13,109     255,626
  *Heritage-Crystal Clean, Inc............................     4,417      93,420
  #Herman Miller, Inc.....................................    25,176     491,687
  *Hertz Global Holdings, Inc.............................   239,078   3,684,192
 #*Hexcel Corp............................................    60,713   1,662,322
  *Hill International, Inc................................    26,258      93,478
  #HNI Corp...............................................    27,207     656,233
 #*Hoku Corp..............................................    23,682       9,236
   Honeywell International, Inc...........................   126,903   7,697,936
  *Horizon Lines, Inc. Class A............................       279         742
   Houston Wire & Cable Co................................    10,446     128,381
  *Hub Group, Inc. Class A................................    22,521     788,235
  #Hubbell, Inc. Class A..................................     4,100     310,350
   Hubbell, Inc. Class B..................................    27,464   2,203,711
  *Hudson Highland Group, Inc.............................    23,996     130,538
 #*Huntington Ingalls Industries, Inc.....................    30,367   1,197,978
  *Hurco Cos., Inc........................................     4,568     120,275
  *Huron Consulting Group, Inc............................    13,688     482,365
  *Huttig Building Products, Inc..........................     2,588       3,364
  *ICF International, Inc.................................    14,951     372,878
  #IDEX Corp..............................................    57,371   2,484,738
 #*IHS, Inc...............................................    11,113   1,123,191

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
 #*II-VI, Inc...............................................  35,140 $  717,207
   Illinois Tool Works, Inc.................................  85,677  4,916,146
   Ingersoll-Rand P.L.C..................................... 168,120  7,148,462
 #*InnerWorkings, Inc.......................................  28,529    328,369
  *Innotrac Corp............................................   1,251      1,608
  *Innovative Solutions & Support, Inc......................  10,181     41,538
   Insperity, Inc...........................................  15,460    421,594
   Insteel Industries, Inc..................................  12,791    145,434
  *Integrated Electrical Services, Inc......................   5,498     24,301
   Interface, Inc. Class A..................................  19,104    270,513
  *Interline Brands, Inc....................................  23,772    500,163
   International Shipholding Corp...........................   3,805     80,514
   Intersections, Inc.......................................  10,675    128,420
  #Iron Mountain, Inc.......................................  67,554  2,051,615
  #ITT Corp.................................................  70,827  1,590,774
   J.B. Hunt Transport Services, Inc........................  26,098  1,444,002
  *Jacobs Engineering Group, Inc............................  73,567  3,224,442
 #*JetBlue Airways Corp..................................... 224,723  1,067,434
   John Bean Technologies Corp..............................  17,119    273,733
   Joy Global, Inc..........................................  26,743  1,892,602
  *Kadant, Inc..............................................   7,600    196,612
   Kaman Corp...............................................  15,995    549,908
  *Kansas City Southern.....................................  54,035  4,161,776
  *KAR Auction Services, Inc................................  54,629  1,005,174
   Kaydon Corp..............................................  24,192    593,430
   KBR, Inc.................................................  80,882  2,738,665
   Kelly Services, Inc......................................     319      5,742
   Kelly Services, Inc. Class A.............................  25,153    351,890
   Kennametal, Inc..........................................  55,907  2,360,953
  *Key Technology, Inc......................................   3,418     44,673
  *Kforce, Inc..............................................  26,002    376,249
   Kimball International, Inc. Class B......................  20,129    137,481
 #*Kirby Corp...............................................  34,086  2,262,288
   Knight Transportation, Inc...............................  50,131    823,151
   Knoll, Inc...............................................  29,094    430,300
  *Korn/Ferry International.................................  36,207    584,743
 #*Kratos Defense & Security Solutions, Inc.................  20,641    114,558
   KSW, Inc.................................................   3,377     13,305
   L.B. Foster Co. Class A..................................   7,600    203,756
   L.S. Starrett Co. Class A................................   4,442     57,302
   L-3 Communications Holdings, Inc.........................  56,582  4,161,040
  #Landstar System, Inc.....................................  16,658    892,369
   Lawson Products, Inc.....................................   5,743     83,618
  *Layne Christensen Co.....................................  14,487    297,708
  #Lennox International, Inc................................  31,139  1,351,433
   Lincoln Electric Holdings, Inc...........................  51,020  2,500,490
   Lindsay Corp.............................................   7,627    509,407
  *LMI Aerospace, Inc.......................................   8,453    154,605
   Lockheed Martin Corp.....................................  50,159  4,541,396
   LSI Industries, Inc......................................  17,359    118,909
  *Luna Innovations, Inc....................................      90        153
  *Lydall, Inc..............................................  10,295    108,612
  *Magnetek, Inc............................................     590     11,269
  *Manitex International, Inc...............................   2,000     19,060
   Manitowoc Co., Inc. (The)................................  80,566  1,115,839
   Manpower, Inc............................................  64,937  2,766,316
   Marten Transport, Ltd....................................  16,410    345,759
  #Masco Corp............................................... 154,400  2,034,992
 #*MasTec, Inc..............................................  61,002  1,060,825
  *Mastech Holdings, Inc....................................   1,130      6,514
   McGrath RentCorp.........................................  18,814    553,508

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
   *Meritor, Inc.......................................  37,549       $  244,444
   *Metalico, Inc......................................  29,181           94,546
    Met-Pro Corp.......................................  10,228          101,871
   *MFRI, Inc..........................................   3,034           21,238
   *Michael Baker Corp.................................   7,061          159,084
   *Middleby Corp......................................  11,387        1,155,439
    Miller Industries, Inc.............................   8,217          134,759
   #Mine Safety Appliances Co..........................  22,402          951,189
   *Mistras Group, Inc.................................  16,150          379,040
   *Mobile Mini, Inc...................................  34,367          648,162
   *Moog, Inc. Class A.................................  31,280        1,322,206
   *Moog, Inc. Class B.................................   3,115          131,515
   #MSC Industrial Direct Co., Inc. Class A............  15,003        1,105,871
    Mueller Industries, Inc............................  28,814        1,317,088
    Mueller Water Products, Inc. Class A............... 117,791          422,870
    Multi-Color Corp...................................   9,236          196,912
   *MYR Group, Inc.....................................  13,602          227,425
    NACCO Industries, Inc. Class A.....................   5,164          585,959
   #National Presto Industries, Inc....................   4,077          300,556
   *National Technical Systems, Inc....................   4,603           25,316
   *Navigant Consulting, Inc...........................  39,315          547,265
  #*Navistar International Corp........................  35,661        1,210,691
   *Nielsen Holdings N.V...............................  60,829        1,777,423
   #NL Industries, Inc.................................  32,061          451,098
   *NN, Inc............................................  11,425           90,372
   #Nordson Corp.......................................  24,965        1,345,614
    Norfolk Southern Corp..............................  86,372        6,299,110
    Northrop Grumman Corp..............................  64,082        4,055,109
   *Northwest Pipe Co..................................   6,420          133,600
   *Ocean Power Technologies, Inc......................   5,515           15,056
   *Old Dominion Freight Line, Inc.....................  35,075        1,559,785
   *Omega Flex, Inc....................................   3,648           49,066
   *On Assignment, Inc.................................  27,347          511,662
   *Orbital Sciences Corp..............................  43,169          542,203
   *Orion Energy Systems, Inc..........................  13,505           28,360
   *Orion Marine Group, Inc............................   9,915           68,612
   *Oshkosh Corp.......................................  69,913        1,596,114
   *Owens Corning, Inc.................................  91,399        3,139,556
    P.A.M. Transportation Services, Inc................   4,978           53,115
   #PACCAR, Inc........................................  58,325        2,505,642
   #*Pacer International, Inc..........................  25,238          151,680
   #Pall Corp..........................................  23,939        1,427,004
   #Parker Hannifin Corp...............................  48,362        4,240,864
   *Park-Ohio Holdings Corp............................   6,987          150,849
   *Patrick Industries, Inc............................   2,442           31,599
  #*Patriot Transportation Holding, Inc................   4,366           95,921
   *Pendrell Corp......................................  98,329          132,744
    Pentair, Inc.......................................  75,331        3,264,846
   *PGT, Inc...........................................  22,397           45,690
   *Pike Electric Corp.................................  23,745          195,184
   *Pinnacle Airlines Corp.............................   9,721            4,413
   #Pitney Bowes, Inc..................................  57,868          991,279
  #*Plug Power, Inc....................................     784            1,035
  #*PMFG, Inc..........................................   6,463           87,315
  #*Polypore International, Inc........................  25,109          937,821
  #*Portfolio Recovery Associates, Inc.................  13,069          899,409
   *Powell Industries, Inc.............................   8,248          268,967
   *PowerSecure International, Inc.....................  13,370           69,390
    Precision Castparts Corp...........................  25,467        4,491,615
    Preformed Line Products Co.........................   4,093          236,289
    Primoris Services Corp.............................  30,947          446,256

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
                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
    Providence & Worcester Railroad Co.................   1,227       $   19,571
   #Quad/Graphics, Inc.................................   2,515           33,802
   *Quality Distribution, Inc..........................  14,874          166,143
    Quanex Building Products Corp......................  27,912          514,418
   *Quanta Services, Inc............................... 130,663        2,890,266
   *RailAmerica, Inc...................................  38,337          888,652
    Raven Industries, Inc..............................   6,913          416,232
    Raytheon Co........................................  90,859        4,919,106
  #*RBC Bearings, Inc..................................  13,318          624,348
   *RCM Technologies, Inc..............................   7,192           39,053
   *Real Goods Solar, Inc. Class A.....................   4,310            5,646
   #Regal-Beloit Corp..................................  31,802        2,151,087
  #*Republic Airways Holdings, Inc.....................  36,251          184,518
    Republic Services, Inc............................. 212,056        5,803,973
    Resources Connection, Inc..........................  32,431          420,954
   *Roadrunner Transportation Systems, Inc.............  16,752          290,647
    Robbins & Myers, Inc...............................  34,693        1,689,896
   #Robert Half International, Inc.....................  37,256        1,110,229
   #Rockwell Automation, Inc...........................  35,651        2,757,248
    Rockwell Collins, Inc..............................  37,618        2,102,470
   #Rollins, Inc.......................................  42,436          901,765
   #Roper Industries, Inc..............................  31,746        3,234,917
   #RR Donnelley & Sons Co............................. 136,340        1,705,613
   *RSC Holdings, Inc..................................  21,504          510,075
   *Rush Enterprises, Inc. Class A.....................  20,549          371,526
   *Rush Enterprises, Inc. Class B.....................   2,881           42,812
    Ryder System, Inc..................................  39,023        1,901,201
   *Saia, Inc..........................................  12,083          226,919
    Sauer-Danfoss, Inc.................................  19,841          859,314
    Schawk, Inc........................................  15,275          205,754
   *Seaboard Corp......................................     540        1,074,827
    SeaCube Container Leasing, Ltd.....................   8,173          151,609
    Servotronics, Inc..................................     389            3,766
   *Shaw Group, Inc. (The).............................  50,658        1,533,418
    SIFCO Industries, Inc..............................   3,251           63,313
    Simpson Manufacturing Co., Inc.....................  36,110        1,120,493
    SkyWest, Inc.......................................  44,565          400,639
   *SL Industries, Inc.................................   4,724           86,922
    Snap-on, Inc.......................................  38,814        2,427,428
    Southwest Airlines Co.............................. 441,698        3,657,259
   *Sparton Corp.......................................   6,370           63,700
   *Spirit Aerosystems Holdings, Inc. Class A..........  89,881        2,247,025
    SPX Corp...........................................  39,149        3,005,860
   *Standard Parking Corp..............................   6,650          126,749
    Standard Register Co...............................  14,887           12,952
    Standex International Corp.........................   9,514          419,187
    Stanley Black & Decker, Inc........................  52,573        3,846,241
   #Steelcase, Inc. Class A............................  63,512          548,744
  #*Stericycle, Inc....................................  20,567        1,781,102
   *Sterling Construction Co., Inc.....................  11,349          111,107
    Sun Hydraulics Corp................................  13,813          345,739
   *Supreme Industries, Inc. Class A...................   5,597           23,004
  #*Swift Transportation Co............................  52,142          546,970
   *SYKES Enterprises, Inc.............................  33,289          527,631
    Sypris Solutions, Inc..............................   9,975           40,100
   #TAL International Group, Inc.......................  25,595        1,057,329
   *Taser International, Inc...........................  32,983          151,722
   *Team, Inc..........................................  12,031          356,479
   *Tecumseh Products Co. Class A......................   7,623           29,120
   *Tecumseh Products Co. Class B......................   1,650            6,550
   *Teledyne Technologies, Inc.........................  22,581        1,459,184

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Industrials -- (Continued)
    Tennant Co........................................  11,405       $   505,242
  #*Terex Corp........................................  83,804         1,897,323
   *Tetra Tech, Inc...................................  48,232         1,287,794
   #Textainer Group Holdings, Ltd.....................  24,300           852,201
   #Textron, Inc...................................... 148,525         3,956,706
   *Thomas & Betts Corp...............................  47,499         3,415,653
    Timken Co.........................................  66,556         3,761,080
   #Titan International, Inc..........................  27,829           803,980
   *Titan Machinery, Inc..............................  15,604           555,971
    Toro Co...........................................  15,583         1,113,561
    Towers Watson & Co................................  33,549         2,194,105
   *TransDigm Group, Inc..............................  24,452         3,083,886
   *TRC Cos., Inc.....................................  13,205            86,889
   *Trex Co., Inc.....................................   9,200           294,400
   *TriMas Corp.......................................  21,160           465,732
    Trinity Industries, Inc...........................  61,219         1,812,082
   #Triumph Group, Inc................................  37,508         2,356,253
   *TrueBlue, Inc.....................................  29,259           505,010
   *Tufco Technologies, Inc...........................     510             1,614
   *Tutor Perini Corp.................................  35,317           537,172
   #Twin Disc, Inc....................................   8,900           195,177
    Tyco International, Ltd........................... 119,244         6,693,166
   *Ultralife Corp....................................  11,166            56,165
    UniFirst Corp.....................................  11,377           691,267
    Union Pacific Corp................................ 128,364        14,433,248
  #*United Continental Holdings, Inc.................. 187,563         4,111,381
    United Parcel Service, Inc........................ 127,784         9,985,042
  #*United Rentals, Inc...............................  29,683         1,385,602
   #United Stationers, Inc............................  30,025           851,509
    United Technologies Corp.......................... 155,274        12,676,569
    Universal Forest Products, Inc....................  14,842           555,091
   *Universal Security Instruments, Inc...............   1,135             6,186
    Universal Truckload Services, Inc.................  11,294           176,186
    URS Corp..........................................  60,145         2,484,590
   #*US Airways Group, Inc............................  69,190           709,889
    US Ecology, Inc...................................  10,763           233,342
    US Home Systems, Inc..............................   4,367            38,299
   *USA Truck, Inc....................................   6,922            47,623
  #*USG Corp..........................................  55,675         1,004,934
    UTi Worldwide, Inc................................  77,778         1,296,559
   #Valmont Industries, Inc...........................  16,163         2,003,081
   *Verisk Analytics, Inc. Class A....................  34,222         1,675,167
   *Versar, Inc.......................................   4,038             9,328
    Viad Corp.........................................  15,190           274,635
    Vicor Corp........................................  15,288           106,557
    Virco Manufacturing Corp..........................   6,445            11,601
   *Volt Information Sciences, Inc....................  10,850            77,035
    VSE Corp..........................................   3,584            78,848
   #W.W. Grainger, Inc................................  12,613         2,621,234
   *WABCO Holdings, Inc...............................  22,872         1,441,622
    Wabtec Corp.......................................  29,316         2,280,198
    Waste Connections, Inc............................  69,217         2,230,864
   #Waste Management, Inc.............................  67,308         2,301,934
   #Watsco, Inc.......................................  17,268         1,242,433
    Watsco, Inc. Class B..............................   2,268           164,657
    Watts Water Technologies, Inc. Class A............  22,445           826,425
    Werner Enterprises, Inc...........................  55,256         1,305,147
  #*WESCO International, Inc..........................  32,695         2,170,621
   *Willdan Group, Inc................................   3,604            12,578
   *Willis Lease Finance Corp.........................   4,420            57,681
   #Woodward, Inc.....................................  42,189         1,754,641

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Industrials -- (Continued)...........................
   *XPO Logistics, Inc...............................   5,749       $     95,491
    Xylem, Inc.......................................  93,860          2,616,817
                                                                    ------------
Total Industrials....................................                597,506,174
                                                                    ------------

Information Technology -- (15.1%)
  #*3D Systems Corp..................................  28,480            839,875
   *Accelrys, Inc....................................  40,641            334,475
    Accenture P.L.C. Class A......................... 118,467          7,694,432
  #*ACI Worldwide, Inc...............................  23,587            940,178
   #Activision Blizzard, Inc......................... 135,990          1,750,191
   *Actuate Corp.....................................  28,562            202,790
  #*Acxiom Corp......................................  59,818            821,301
   *ADDvantage Technologies Group, Inc...............   3,642              8,923
   *Adobe Systems, Inc...............................  82,393          2,765,109
   #ADTRAN, Inc......................................  38,460          1,173,799
   *Advanced Energy Industries, Inc..................  31,853            380,325
  #*Advanced Micro Devices, Inc...................... 218,526          1,608,351
  #*Advent Software, Inc.............................  30,787            830,941
   *Aehr Test Systems................................     788              1,150
  #*Aeroflex Holding Corp............................   6,134             68,701
   *Aetrium, Inc.....................................   2,075              1,328
   *Agilysys, Inc....................................  15,555            136,262
   *Akamai Technologies, Inc.........................  49,487          1,613,276
  #*Alliance Data Systems Corp.......................  12,232          1,571,690
   *Alpha & Omega Semiconductor, Ltd.................  15,468            152,979
    Altera Corp......................................  60,602          2,155,613
   *Amdocs, Ltd......................................  98,689          3,158,048
    American Software, Inc. Class A..................  14,441            119,571
  #*Amkor Technology, Inc............................ 135,464            700,349
   #Amphenol Corp....................................  34,800          2,023,272
   *Amtech Systems, Inc..............................   4,900             34,202
   *ANADIGICS, Inc...................................  43,910             97,041
    Analog Devices, Inc..............................  66,480          2,591,390
   *Analysts International Corp......................   3,465             16,736
   *Anaren, Inc......................................  10,562            190,538
  #*Ancestry.com, Inc................................  23,967            639,919
  #*Anixter International, Inc.......................  23,200          1,591,056
  #*ANSYS, Inc.......................................  24,646          1,653,007
   *AOL, Inc.........................................  73,254          1,834,280
   *Apple, Inc....................................... 178,094        104,049,639
    Applied Materials, Inc........................... 320,640          3,844,474
   *Applied Micro Circuits Corp......................  45,721            255,123
  #*Ariba, Inc.......................................  56,669          2,164,756
   *Arris Group, Inc.................................  89,179          1,153,084
   *Arrow Electronics, Inc........................... 103,991          4,372,822
  #*Aruba Networks, Inc..............................  28,533            602,617
  #*AsiaInfo-Linkage, Inc............................  44,346            558,760
   *Aspen Technology, Inc............................  22,369            442,459
    Astro-Med, Inc...................................   2,582             21,624
  #*Atmel Corp....................................... 127,645          1,132,211
   *ATMI, Inc........................................  24,185            508,127
   *AuthenTec, Inc...................................  24,692             80,249
   *Autobytel, Inc...................................   1,335              1,228
   *Autodesk, Inc....................................  53,376          2,101,413
    Automatic Data Processing, Inc...................  85,691          4,766,133
    Avago Technologies, Ltd..........................  47,585          1,640,731
   *Aviat Networks, Inc..............................  37,301             95,118
   *Avid Technology, Inc.............................  28,541            248,021
   *Avnet, Inc.......................................  83,107          2,998,501
   #AVX Corp.........................................  86,977          1,104,608
   *Aware, Inc.......................................  12,087             74,939

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *Axcelis Technologies, Inc.........................  24,615       $    33,476
   *AXT, Inc..........................................  24,367           124,028
    Badger Meter, Inc.................................   8,972           331,426
    Bel Fuse, Inc. Class A............................   1,700            33,269
    Bel Fuse, Inc. Class B............................   7,121           126,683
   *Benchmark Electronics, Inc........................  43,736           694,528
    Black Box Corp....................................  13,595           307,383
    Blackbaud, Inc....................................  13,623           422,041
   *BMC Software, Inc.................................  47,955         1,978,623
   #Booz Allen Hamilton Holding Corp..................  20,555           351,490
   *Bottomline Technologies, Inc......................  20,191           475,094
   *Brightpoint, Inc..................................  40,068           245,216
   *Broadcom Corp.....................................  72,685         2,660,271
    Broadridge Financial Solutions, Inc...............  75,797         1,759,248
  #*BroadVision, Inc..................................   2,462            59,334
   *Brocade Communications Systems, Inc............... 347,713         1,926,330
    Brooks Automation, Inc............................  50,075           588,882
   *BSQUARE Corp......................................   4,926            14,778
   *BTU International, Inc............................   5,073            14,306
   #CA, Inc........................................... 262,682         6,940,058
    Cabot Microelectronics Corp.......................  17,415           598,728
  #*CACI International, Inc. Class A..................  20,882         1,276,517
  #*Cadence Design Systems, Inc....................... 104,593         1,220,600
   *CalAmp Corp.......................................   9,982            59,692
  #*Calix, Inc........................................  24,209           192,704
  #*Callidus Software, Inc............................  10,941            86,653
   *Cardtronics, Inc..................................  13,993           368,855
   *Cascade Microtech, Inc............................   8,576            41,251
    Cass Information Systems, Inc.....................   6,182           253,153
   *CEVA, Inc.........................................  11,721           258,917
   *Checkpoint Systems, Inc...........................  23,857           261,473
   *China Information Technology, Inc.................  11,819            15,010
   *Chyron International Corp.........................   5,535             8,164
   *CIBER, Inc........................................  53,067           220,759
   *Cinedigm Digital Cinema Corp. Class A.............   4,102             6,522
  #*Cirrus Logic, Inc.................................  39,161         1,072,228
    Cisco Sytems, Inc................................. 959,861        19,341,199
   *Citrix Systems, Inc...............................  38,695         3,312,679
   *Clearfield, Inc...................................   5,184            22,032
    Cognex Corp.......................................  25,850         1,040,462
   *Cognizant Technology Solutions Corp...............  56,123         4,114,938
   *Cogo Group, Inc...................................   7,800            19,188
   *Coherent, Inc.....................................  16,215           852,909
    Cohu, Inc.........................................  18,243           200,308
    Communications Systems, Inc.......................   6,855            89,184
   *CommVault Systems, Inc............................  16,797           874,620
    Computer Sciences Corp............................  88,843         2,492,935
   *Computer Task Group, Inc..........................  10,878           156,861
   *Compuware Corp.................................... 159,884         1,394,188
   *comScore, Inc.....................................   8,888           177,049
    Comtech Telecommunications Corp...................  17,310           535,225
   *Comverge, Inc.....................................   6,100            10,614
  #*Concur Technologies, Inc..........................  33,247         1,880,450
   *Concurrent Computer Corp..........................   4,362            16,576
  #*Convergys Corp....................................  90,870         1,214,932
   *Convio, Inc.......................................   8,582           137,312
   *CoreLogic, Inc....................................  80,831         1,349,878
    Corning, Inc...................................... 407,621         5,849,361
   *Cray, Inc.........................................  27,157           302,801
  #*Cree, Inc.........................................  79,877         2,468,199
    Crexendo, Inc.....................................   4,054            14,919

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *CSG Systems International, Inc....................  26,135       $   376,344
    CSP, Inc..........................................     709             2,928
    CTS Corp..........................................  20,031           214,933
   *CyberOptics Corp..................................   4,778            47,254
  #*Cymer, Inc........................................  23,178         1,201,548
  #*Cypress Semiconductor Corp........................  71,652         1,110,606
    Daktronics, Inc...................................  25,069           204,062
   *Datalink Corp.....................................   9,908           100,863
   *Dataram Corp......................................   1,100             1,122
    DDi Corp..........................................  13,968           181,305
  #*DealerTrack Holdings, Inc.........................  27,603           823,397
  #*Dell, Inc......................................... 279,779         4,579,982
   *Deltek, Inc.......................................  12,975           135,459
   *Demand Media, Inc.................................     200             1,662
   *Dice Holdings, Inc................................  33,541           361,572
    Diebold, Inc......................................  42,257         1,667,039
   *Digi International, Inc...........................  18,827           174,715
   *Digimarc Corp.....................................   3,178            83,105
   *Digital River, Inc................................  25,039           470,984
  #*Diodes, Inc.......................................  34,468           768,292
   *Ditech Networks, Inc..............................   1,700             1,581
  #*Document Security Systems, Inc....................   1,200             3,660
  #*Dolby Laboratories, Inc...........................  11,053           433,609
   *Dot Hill Systems Corp.............................  26,438            33,048
   *DSP Group, Inc....................................  14,722            96,282
    DST Systems, Inc..................................  30,547         1,710,021
   *DTS, Inc..........................................   8,630           269,256
   *Dynamics Research Corp............................   6,203            44,600
    EarthLink, Inc....................................  81,299           660,148
   *eBay, Inc......................................... 215,301         8,838,106
   #Ebix, Inc.........................................  21,916           448,182
   *Echelon Corp......................................   6,990            30,476
  #*Echo Global Logistics, Inc........................  13,165           224,200
   *EchoStar Corp. Class A............................  29,658           861,565
   *Edgewater Technology, Inc.........................   5,900            23,600
   *Elecsys Corp......................................      58               313
    Electro Rent Corp.................................  18,278           284,771
    Electro Scientific Industries, Inc................  21,740           310,012
   *Electronic Arts, Inc.............................. 116,820         1,796,692
   *Electronics for Imaging, Inc......................  34,756           620,395
   *eMagin Corp.......................................   8,411            26,158
  #*EMC Corp.......................................... 362,291        10,220,229
  #*EMCore Corp.......................................  11,664            52,721
   *Emulex Corp.......................................  65,335           567,108
   *Energy Conversion Devices, Inc....................  20,113             1,046
   *Entegris, Inc..................................... 102,565           907,700
   *Entorian Technologies, Inc........................     666             1,748
   *Entropic Communications, Inc......................  65,355           276,452
   *Envestnet, Inc....................................   6,372            79,714
    EPIQ Systems, Inc.................................  25,500           289,680
   *ePlus, Inc........................................   5,898           174,935
  #*Equinix, Inc......................................  16,279         2,673,012
   *Euronet Worldwide, Inc............................  38,045           822,913
   *Exar Corp.........................................  33,827           267,910
   *ExlService Holdings, Inc..........................  18,948           524,481
   *Extreme Networks..................................  67,126           257,093
  #*F5 Networks, Inc..................................  22,800         3,053,604
   *Fabrinet..........................................   6,220           104,620
   #FactSet Research Systems, Inc.....................  13,024         1,365,697
    Fair Isaac Corp...................................  24,076         1,032,860
   *Fairchild Semiconductor International, Inc........  95,597         1,354,609

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *FalconStor Software, Inc..........................  21,742       $    71,531
   *FARO Technologies, Inc............................   8,589           480,812
  #*FEI Co............................................  26,145         1,311,695
    Fidelity National Information Services, Inc....... 166,949         5,621,173
  #*Finisar Corp......................................  54,900           906,948
  #*First Solar, Inc..................................  15,411           283,562
  #*Fiserv, Inc.......................................  49,569         3,484,205
   *FleetCor Technologies, Inc........................  50,164         1,983,986
   #FLIR Systems, Inc.................................  57,292         1,286,778
   *FormFactor, Inc...................................  32,830           183,848
   #Forrester Research, Inc...........................  13,263           470,173
   *Fortinet, Inc.....................................  52,729         1,377,281
   *Frequency Electronics, Inc........................   4,869            37,248
   *FSI International, Inc............................  28,885           146,447
  #*Gartner Group, Inc................................  30,850         1,351,230
   *Genpact, Ltd......................................  87,805         1,464,587
   *GigOptix, Inc.....................................   1,994             5,862
   *Global Cash Access Holdings, Inc..................  43,824           370,313
    Global Payments, Inc..............................  26,511         1,230,906
   *Globalscape, Inc..................................   7,843            14,666
   *Globecomm Systems, Inc............................  17,529           248,561
   *Google, Inc.......................................  48,777        29,521,304
   *GSE Systems, Inc..................................   4,938            14,221
   *GSI Group, Inc....................................  25,244           304,695
   *GSI Technology, Inc...............................  16,845            71,254
  #*GT Advanced Technologies, Inc.....................  72,222           470,165
   *GTSI Corp.........................................   3,300            17,457
   *Guidance Software, Inc............................   5,853            55,545
   *Hackett Group, Inc. (The).........................  30,412           173,653
   *Harmonic, Inc.....................................  86,692           409,186
   #Harris Corp.......................................  58,839         2,679,528
   *Hauppauge Digital, Inc............................   3,948             5,804
    Heartland Payment Systems, Inc....................  23,526           716,837
    Hewlett-Packard Co................................ 544,693        13,486,599
  #*Hittite Microwave Corp............................  18,880         1,010,835
  #*Hutchinson Technology, Inc........................  13,608            28,032
   *I.D. Systems, Inc.................................   6,918            41,923
    IAC/InterActiveCorp...............................  86,425         4,161,364
   *Identive Group, Inc...............................  29,569            60,912
   *IEC Electronics Corp..............................   3,938            20,320
  #*iGATE Corp........................................  34,603           673,374
   *iGo, Inc..........................................  15,244            11,128
   *Ikanos Communications, Inc........................   4,543             3,634
   *Imation Corp......................................  23,116           134,073
   *Immersion Corp....................................  10,092            55,001
  #*Infinera Corp.....................................  75,242           538,733
   *Informatica Corp..................................  24,030         1,105,861
   *Infosonics Corp...................................   2,000             1,480
   *InfoSpace, Inc....................................  29,750           331,118
   *Ingram Micro, Inc. Class A........................ 117,159         2,279,914
   *Innodata Isogen, Inc..............................  13,032            71,806
   *Inphi Corp........................................   6,832            69,345
   *Insight Enterprises, Inc..........................  33,705           684,549
   *Integrated Device Technology, Inc................. 107,603           728,472
   *Integrated Silicon Solution, Inc..................  19,877           211,094
    Intel Corp........................................ 963,439        27,361,668
   *Intellicheck Mobilisa, Inc........................   4,118             6,506
   *Interactive Intelligence Group, Inc...............   6,712           199,078
   #InterDigital, Inc.................................  17,857           494,996
   *Intermec, Inc.....................................  44,508           236,783
   *Internap Network Services Corp....................  39,159           275,679

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
    International Business Machines Corp.............. 213,827       $44,279,295
   *International Rectifier Corp......................  46,634         1,018,020
   *Interphase Corp...................................   2,397            15,341
    Intersil Corp. Class A............................  94,678           972,343
   *inTEST Corp.......................................   1,100             3,850
   *Intevac, Inc......................................  16,827           135,626
   *IntriCon Corp.....................................   2,204            15,648
   #Intuit, Inc.......................................  52,214         3,026,846
   *Inuvo, Inc........................................     773               573
  #*IPG Photonics Corp................................  34,550         1,672,220
   *Iteris, Inc.......................................   3,700             5,365
  #*Itron, Inc........................................  30,357         1,238,566
   *Ixia..............................................  42,357           533,698
   *IXYS Corp.........................................  22,706           282,917
   #j2 Global, Inc....................................  27,330           705,934
    Jabil Circuit, Inc................................  90,727         2,127,548
   #Jack Henry & Associates, Inc......................  52,983         1,799,303
   *JDA Software Group, Inc...........................  32,090           926,759
  #*JDS Uniphase Corp................................. 140,447         1,706,431
   *Juniper Networks, Inc............................. 301,694         6,465,302
   *Kemet Corp........................................  33,837           287,953
   *Kenexa Corp.......................................  12,846           419,679
   *Key Tronic Corp...................................   7,073            81,693
    Keynote Systems, Inc..............................  12,771           234,986
  #*KIT Digital, Inc..................................  30,712           208,227
    KLA-Tencor Corp...................................  55,117         2,874,352
  #*Kopin Corp........................................  49,846           177,950
   *Kulicke & Soffa Industries, Inc...................  55,635           728,818
   *KVH Industries, Inc...............................   9,646            96,267
  #*Lam Research Corp.................................  44,743         1,863,546
   *Lattice Semiconductor Corp........................  70,322           383,958
   *LeCroy Corp.......................................   9,801           101,342
   *Lender Processing Services, Inc...................  52,468         1,393,025
  #*Lexmark International, Inc........................  54,112         1,628,771
   *LGL Group, Inc. (The).............................     964             7,018
   *Limelight Networks, Inc...........................  80,422           220,356
    Linear Technology Corp............................  53,700         1,756,527
   *Lionbridge Technologies, Inc......................  17,466            48,032
   *Liquidity Services, Inc...........................  13,634           727,101
    Littlefuse, Inc...................................  14,054           880,764
   *LogMeIn, Inc......................................   7,453           268,383
   *LoJack Corp.......................................  18,587            72,675
   *LookSmart, Ltd....................................   6,094             5,546
   *LoopNet, Inc......................................  14,267           273,498
   *Loral Space & Communications, Inc.................  12,895           800,135
   *LSI Corp.......................................... 275,988         2,218,944
   *LTX-Credence Corp.................................  36,324           250,636
   *Magnachip Semiconductor Corp......................   2,043            24,067
   *Manhattan Associates, Inc.........................  14,388           721,558
   #ManTech International Corp. Class A...............  17,895           562,261
    Marchex, Inc. Class B.............................  17,871            62,191
   *Market Leader, Inc................................  10,341            37,538
   *Marvell Technology Group, Ltd..................... 332,169         4,985,857
    MasterCard, Inc. Class A..........................  19,384         8,766,802
   *Mattersight Corp..................................   2,290            21,663
   *Mattson Technology, Inc...........................  33,768            79,017
    Maxim Integrated Products, Inc....................  79,285         2,345,250
    Maximus, Inc......................................  20,572           910,311
   *MaxLinear, Inc....................................     477             2,313
   *Measurement Specialties, Inc......................   9,173           327,751
   *MEMC Electronic Materials, Inc.................... 121,697           436,892

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
                                                      SHARES           VALUE+
                                                     ---------       -----------
Information Technology -- (Continued)
   *MEMSIC, Inc.....................................    14,652       $    62,711
   *Mentor Graphics Corp............................    82,880         1,197,616
   *Mercury Computer Systems, Inc...................    23,032           304,022
    Mesa Laboratories, Inc..........................     2,078           103,152
    Methode Electronics, Inc........................    27,742           234,420
    Micrel, Inc.....................................    37,302           406,219
   #Microchip Technology, Inc.......................    51,181         1,808,737
   *Micron Technology, Inc..........................   566,166         3,731,034
  #*MICROS Systems, Inc.............................    35,114         1,995,529
  #*Microsemi Corp..................................    65,030         1,399,446
    Microsoft Corp.................................. 1,425,544        45,645,919
   *MicroStrategy, Inc..............................     2,015           281,657
  #*Microvision, Inc................................     1,875             3,488
   *Mindspeed Technologies, Inc.....................    18,769            94,033
   *MIPS Technologies, Inc..........................    32,303           211,262
    MKS Instruments, Inc............................    40,123         1,109,401
    MOCON, Inc......................................     3,434            61,228
   *ModusLink Global Solutions, Inc.................    27,305           135,160
   #Molex, Inc......................................    57,695         1,591,805
   #Molex, Inc. Class A.............................    54,874         1,256,615
   *MoneyGram International, Inc....................    18,841           317,094
   *Monolithic Power Systems, Inc...................    22,103           457,974
   *Monotype Imaging Holdings, Inc..................    21,496           305,028
   *Monster Worldwide, Inc..........................    92,744           800,381
   *MoSys, Inc......................................    18,809            67,712
   *Motorola Mobility Holdings, Inc.................    54,207         2,104,316
    Motorola Solutions, Inc.........................    68,951         3,518,570
   *Move, Inc.......................................    22,789           198,264
    MTS Systems Corp................................     9,608           460,896
   *Multi-Fineline Electronix, Inc..................    17,820           472,052
   *Nanometrics, Inc................................    16,869           261,638
   *NAPCO Security Technologies, Inc................     8,059            24,096
   #National Instruments Corp.......................    73,486         1,998,819
   *NCI, Inc. Class A...............................     5,008            24,840
   *NCR Corp........................................    96,278         2,262,533
  #*NetApp, Inc.....................................    73,014         2,835,134
   *NETGEAR, Inc....................................    22,745           875,682
  #*NetList, Inc....................................    11,100            27,861
   *NetScout Systems, Inc...........................    25,372           524,947
  #*NetSuite, Inc...................................    17,837           791,606
   *Network Engines, Inc............................     9,147             8,232
   *Network Equipment Technologies, Inc.............    13,527            13,256
   *NeuStar, Inc....................................    44,375         1,613,031
   *Newport Corp....................................    28,274           482,637
    NIC, Inc........................................    15,586           174,407
   *Novatel Wireless, Inc...........................    18,900            54,621
   *Novellus Systems, Inc...........................    50,015         2,338,201
  #*Nuance Communications, Inc......................    94,121         2,300,317
  #*NumereX Corp. Class A...........................     7,300            69,204
   *NVIDIA Corp.....................................   209,192         2,719,496
  #*Oclaro, Inc.....................................    38,551           110,641
   *Official Payments Holdings, Inc.................     9,111            43,277
  #*OmniVision Technologies, Inc....................    38,768           714,107
   *ON Semiconductor Corp...........................   276,406         2,283,114
   *Online Resources Corp...........................    20,905            59,161
   *Onvia, Inc......................................       442             1,702
   *Openwave Systems, Inc...........................    39,688           102,395
   *Oplink Communications, Inc......................    14,200           224,928
   #OPNET Technologies, Inc.........................     9,528           220,668
   *Opnext, Inc.....................................    39,373            46,854
   Optical Cable Corp...............................     3,696            11,051

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
    Oracle Corp....................................... 738,644       $21,708,747
   *OSI Systems, Inc..................................  12,051           805,730
   *PAR Technology Corp...............................   8,554            43,540
  #*Parametric Technology Corp........................  72,780         1,570,592
    Park Electrochemical Corp.........................  15,686           452,541
   *ParkerVision, Inc.................................   2,905             3,951
   #Paychex, Inc......................................  87,617         2,714,375
    PC Connection, Inc................................  18,315           146,886
   *PC Mall, Inc......................................   7,119            43,995
    PC-Tel, Inc.......................................  12,027            82,144
   *PDF Solutions, Inc................................  16,670           147,029
   *Perceptron, Inc...................................   4,752            27,752
   *Perficient, Inc...................................  23,640           283,916
   *Performance Technologies, Inc.....................   4,350             9,744
   *Pericom Semiconductor Corp........................  17,460           137,236
   *Pervasive Software, Inc...........................   7,283            45,082
  #*Photronics, Inc...................................  45,527           281,812
   *Pixelworks, Inc...................................   5,918            14,795
   *Planar Systems, Inc...............................   9,180            16,983
    Plantronics, Inc..................................  26,304         1,007,969
   *Plexus Corp.......................................  26,245           849,551
   *PLX Technology, Inc...............................  26,267           104,543
  #*PMC-Sierra, Inc................................... 175,835         1,243,153
   *Polycom, Inc......................................  43,400           575,918
    Power Integrations, Inc...........................  17,000           643,960
   *Power-One, Inc....................................  64,154           274,579
   *Presstek, Inc.....................................  17,527            13,930
   *PRGX Global, Inc..................................  14,318            90,490
   *Progress Software Corp............................  37,620           870,527
   *PROS Holdings, Inc................................  10,624           209,187
   #Pulse Electronics Corp............................  13,080            26,814
    QAD, Inc. Class A.................................   4,478            55,303
    QAD, Inc. Class B.................................   1,959            24,556
   *QLIK Technologies, Inc............................  11,277           324,890
   *QLogic Corp.......................................  60,873         1,050,059
   #QUALCOMM, Inc..................................... 312,503        19,950,192
   *Qualstar Corp.....................................   3,826             7,346
   *Quantum Corp...................................... 104,104           247,768
   *Quest Software, Inc...............................  56,711         1,319,665
   *QuickLogic Corp...................................   8,175            24,525
  #*QuinStreet, Inc...................................  30,209           317,497
  #*Rackspace Hosting, Inc............................  30,614         1,778,367
   *Radisys Corp......................................  20,449           129,851
   *Rainmaker Systems, Inc............................   4,893             3,229
   *Ramtron International Corp........................  10,124            23,488
  #*RealD, Inc........................................  15,999           193,268
    RealNetworks, Inc.................................  25,624           245,222
  #*Red Hat, Inc......................................  46,809         2,790,284
   *Reis, Inc.........................................   6,081            52,844
   *Relm Wireless Corp................................   1,238             1,857
  #*Remark Media, Inc.................................   1,020             4,559
    RF Industries, Ltd................................   4,531            17,218
   *RF Micro Devices, Inc............................. 156,647           678,282
    Richardson Electronics, Ltd.......................   9,355           117,967
    Rimage Corp.......................................   6,460            58,721
  #*Riverbed Technology, Inc..........................  41,538           819,545
   *Rofin-Sinar Technologies, Inc.....................  21,650           545,580
   *Rogers Corp.......................................  11,465           438,995
  #*Rosetta Stone, Inc................................  15,405           161,136
  #*Rovi Corp.........................................  25,577           731,502
  #*Rubicon Technology, Inc...........................  16,950           160,178

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Rudolph Technologies, Inc..........................  23,990       $  259,092
   *Saba Software, Inc.................................  11,262          109,467
   *SAIC, Inc.......................................... 151,119        1,837,607
  #*Salesforce.com, Inc................................  21,882        3,407,684
  #*Sandisk Corp....................................... 138,921        5,141,466
   *Sanmina-SCI Corp...................................  61,276          545,356
    Sapient Corp.......................................  85,704        1,025,877
   *ScanSource, Inc....................................  20,802          685,634
   *Scientific Learning Corp...........................   3,436            6,150
   *SeaChange International, Inc.......................  21,746          178,752
    Seagate Technology................................. 140,077        4,308,769
  #*Semtech Corp.......................................  39,521        1,077,342
   *Sevcon, Inc........................................     613            4,352
  #*ShoreTel, Inc......................................  27,892          133,603
   *Sigma Designs, Inc.................................  19,013          104,762
  #*Silicon Graphics International Corp................  12,437          117,405
   *Silicon Image, Inc.................................  48,636          291,816
  #*Silicon Laboratories, Inc..........................  25,624          909,396
   *Skyworks Solutions, Inc............................  57,201        1,552,435
   *Smith Micro Software, Inc..........................  22,674           45,575
   *SMTC Corp..........................................  10,077           39,200
   *SolarWinds, Inc....................................  27,322        1,281,675
    Solera Holdings, Inc...............................  39,096        1,756,974
   *Sonus Networks, Inc................................ 210,618          596,049
   *Soundbite Communications, Inc......................   1,385            3,975
  #*Sourcefire, Inc....................................  14,462          737,417
   *Spansion, Inc. Class A.............................  41,697          502,866
  #*Spark Networks, Inc................................   7,600           34,200
   *Spire Corp.........................................   3,300            3,135
   *SRS Labs, Inc......................................   6,483           61,783
   *SS&C Technologies Holdings, Inc....................  59,054        1,403,714
   *Stamps.com, Inc....................................   6,902          200,365
   *Standard Microsystems Corp.........................  16,713          442,560
   *StarTek, Inc.......................................   7,529           13,778
  #*STEC, Inc..........................................  34,774          288,276
   *Steel Excel, Inc...................................   6,102          170,856
  #*STR Holdings, Inc..................................  11,700           44,694
  #*Stratasys, Inc.....................................   9,911          507,542
  #*SunPower Corp......................................  11,115           62,355
   *Super Micro Computer, Inc..........................  24,784          437,438
   *Supertex, Inc......................................   8,293          169,758
   *Support.com, Inc...................................  30,386          110,301
   *Sycamore Networks, Inc.............................  21,735          338,849
   *Symantec Corp...................................... 136,310        2,251,841
   *Symmetricom, Inc...................................  31,318          174,128
  #*Synaptics, Inc.....................................  20,065          616,196
   *SYNNEX Corp........................................  28,314        1,078,480
   *Synopsys, Inc......................................  94,902        2,848,009
    Syntel, Inc........................................  22,688        1,358,784
  #*Take-Two Interactive Software, Inc.................  56,358          794,648
    TE Connectivity, Ltd...............................  85,293        3,109,783
   *Tech Data Corp.....................................  31,758        1,708,263
   *TechTarget, Inc....................................  23,267          173,106
   *TeleCommunication Systems, Inc. Class A............  32,401           62,534
   *TeleNav, Inc.......................................  18,127          122,720
   *TeleTech Holdings, Inc.............................  31,931          483,755
    Tellabs, Inc....................................... 249,869          942,006
    Telular Corp.......................................   9,743           87,882
  #*Teradata Corp......................................  40,893        2,853,514
  #*Teradyne, Inc...................................... 128,322        2,208,422
    Tessco Technologies, Inc...........................   5,682          113,640

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Information Technology -- (Continued)
   *Tessera Technologies, Inc........................  39,255       $    613,948
    Texas Instruments, Inc........................... 211,656          6,760,293
    TheStreet, Inc...................................  10,517             21,244
   *THQ, Inc.........................................  27,591             18,690
   *TIBCO Software, Inc..............................  73,100          2,404,990
   *TiVo, Inc........................................  73,925            797,651
   *TNS, Inc.........................................  12,965            264,486
   #Total System Services, Inc....................... 104,463          2,456,970
   *Transact Technologies, Inc.......................   3,740             32,014
   *TranSwitch Corp..................................     131                299
  #*Trimble Navigation, Ltd..........................  42,611          2,306,960
   *Trio-Tech International..........................   1,525              3,431
   *TriQuint Semiconductor, Inc...................... 126,140            615,563
   *TSR, Inc.........................................     210                916
   *TTM Technologies, Inc............................  61,352            633,766
   *Tyler Technologies, Inc..........................  17,136            684,583
   *Ultimate Software Group, Inc.....................   4,536            349,998
   *Ultra Clean Holdings.............................  17,376            119,026
   *Ultratech, Inc...................................  15,532            496,092
   *Unisys Corp......................................  26,350            491,691
    United Online, Inc...............................  67,442            319,675
   *USA Technologies, Inc............................  15,296             25,850
   *UTStarcom Holdings Corp..........................  68,119             89,236
  #*ValueClick, Inc..................................  50,449          1,068,510
  #*Veeco Instruments, Inc...........................  29,155            880,189
  #*VeriFone Systems, Inc............................  34,721          1,654,108
   *Verint Systems, Inc..............................   4,327            130,848
   *VeriSign, Inc....................................  38,866          1,597,781
  #*ViaSat, Inc......................................  27,665          1,336,220
   *Viasystems Group, Inc............................  11,635            259,344
   *Vicon Industries, Inc............................     600              1,893
   *Video Display Corp...............................   3,612             15,351
   *Virtusa Corp.....................................  21,168            319,425
   #Visa, Inc........................................ 114,676         14,102,854
   *Vishay Intertechnology, Inc...................... 110,000          1,234,200
   *Vishay Precision Group, Inc......................   9,993            144,699
  #*VistaPrint N.V...................................  21,486            801,213
   *VMware, Inc. Class A.............................  15,001          1,675,912
   *Vocus, Inc.......................................   3,296             42,617
   *Volterra Semiconductor Corp......................  13,969            459,440
  #*Wave Systems Corp. Class A.......................   1,900              2,717
    Wayside Technology Group, Inc....................   2,200             29,898
   *Web.com Group, Inc...............................  15,331            198,536
  #*WebMD Health Corp................................  31,478            716,124
   *Websense, Inc....................................  10,792            223,826
   *Westell Technologies, Inc. Class A...............  39,627             90,350
   *Western Digital Corp............................. 134,553          5,222,002
    Western Union Co. (The).......................... 150,480          2,765,822
   *Wireless Telecom Group, Inc......................   3,316              4,145
   *WPCS International, Inc..........................   2,200              2,376
   *Wright Express Corp..............................  23,848          1,521,979
    Xerox Corp....................................... 763,347          5,938,840
   #Xilinx, Inc......................................  36,047          1,311,390
   *XO Group, Inc....................................  21,877            202,800
   *X-Rite, Inc......................................  54,524            302,063
    Xyratex, Ltd.....................................  22,864            331,985
   *Yahoo!, Inc...................................... 306,677          4,765,761
   *Zebra Technologies Corp. Class A.................  31,531          1,223,087
   *Zix Corp.........................................  25,741             72,847
   *Zygo Corp........................................  11,757            232,671
                                                                    ------------
Total Information Technology.........................                795,951,967
                                                                    ------------

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Materials -- (4.3%)
    A. Schulman, Inc..................................  22,446       $   552,396
  #*A.M. Castle & Co..................................  15,135           202,658
   *AEP Industries, Inc...............................   3,200           111,584
   #Air Products & Chemicals, Inc.....................  33,491         2,863,146
    Airgas, Inc.......................................  38,100         3,491,484
   #AK Steel Holding Corp.............................  81,789           606,874
   #Albemarle Corp....................................  28,735         1,876,396
   #Alcoa, Inc........................................ 251,704         2,449,080
   #Allegheny Technologies, Inc.......................  55,714         2,392,359
   *Allied Nevada Gold Corp...........................  32,149           941,644
   #AMCOL International Corp..........................  19,472           641,797
   *American Biltrite, Inc............................   1,746             8,643
   *American Pacific Corp.............................   3,651            28,551
    American Vanguard Corp............................  18,261           456,525
   #AptarGroup, Inc...................................  40,357         2,199,860
   *Arabian American Development Co...................  14,153           123,556
    Ashland, Inc......................................  44,843         2,953,808
    Balchem Corp......................................   9,977           288,335
    Ball Corp.........................................  40,385         1,686,478
   #Bemis Co., Inc....................................  78,715         2,549,579
    Boise, Inc........................................  82,229           628,230
    Buckeye Technologies, Inc.........................  25,791           835,886
    Cabot Corp........................................  48,135         2,076,063
   *Calgon Carbon Corp................................  34,007           470,657
   #Carpenter Technology Corp.........................  27,942         1,555,252
   #Celanese Corp. Class A............................  37,133         1,799,465
  #*Century Aluminum Co...............................  58,829           541,227
    CF Industries Holdings, Inc.......................  33,971         6,558,441
   #Chase Corp........................................   5,531            82,135
   *Chemtura Corp.....................................  72,587         1,235,431
   *Clearwater Paper Corp.............................  17,127           564,677
    Cliffs Natural Resources, Inc.....................  80,521         5,013,237
   *Coeur d'Alene Mines Corp..........................  67,746         1,459,926
    Commercial Metals Co..............................  88,264         1,304,542
   #Compass Minerals International, Inc...............  10,056           769,485
   *Contango ORE, Inc.................................     833             9,417
   *Continental Materials Corp........................     268             3,913
   *Core Molding Technologies, Inc....................   5,580            46,370
   *Crown Holdings, Inc...............................  35,045         1,295,964
    Cytec Industries, Inc.............................  35,534         2,258,896
    Deltic Timber Corp................................   6,112           373,321
    Domtar Corp.......................................  27,709         2,423,983
    Dow Chemical Co. (The)............................ 297,293        10,072,287
    E.I. du Pont de Nemours & Co...................... 166,830         8,918,732
    Eagle Materials, Inc..............................  28,341           998,170
    Eastman Chemical Co...............................  48,379         2,611,015
   #Ecolab, Inc.......................................  92,507         5,891,771
   *Ferro Corp........................................  48,221           250,267
   *Flotek Industries, Inc............................   1,356            18,496
   #FMC Corp..........................................  16,623         1,836,010
    Freeport-McMoRan Copper & Gold, Inc. Class B...... 189,117         7,243,181
    Friedman Industries, Inc..........................   5,521            64,540
  #*General Moly, Inc.................................  63,899           207,033
   *Georgia Gulf Corp.................................  21,416           759,197
    Globe Specialty Metals, Inc.......................  39,359           525,049
  #*Golden Minerals Co................................   7,014            52,395
   *Graphic Packaging Holding Co...................... 269,699         1,442,890
   #Greif, Inc. Class A...............................  18,865         1,011,919
   #Greif, Inc. Class B...............................  14,223           774,442
    H.B. Fuller Co....................................  36,172         1,190,059
   #Hawkins, Inc......................................   6,310           219,146

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Materials -- (Continued)
    Haynes International, Inc..........................   7,427       $  463,222
   *Headwaters, Inc....................................  36,139          156,843
   #Hecla Mining Co.................................... 193,694          829,010
   *Horsehead Holding Corp.............................  32,668          366,862
    Huntsman Corp...................................... 181,692        2,572,759
    Innophos Holdings, Inc.............................  13,173          647,716
   *Innospec, Inc......................................  14,986          453,027
   #International Flavors & Fragrances, Inc............  19,000        1,143,990
    International Paper Co............................. 147,971        4,928,914
   #*Intrepid Potash, Inc..............................  40,753        1,012,712
    Kaiser Aluminum Corp...............................  14,478          761,108
   *KapStone Paper & Packaging Corp....................  35,022          632,497
    KMG Chemicals, Inc.................................   8,251          142,247
    Koppers Holdings, Inc..............................   7,843          304,936
   *Kraton Performance Polymers, Inc...................  23,922          621,972
   #Kronos Worldwide, Inc..............................  50,119        1,189,825
   *Landec Corp........................................  18,218          117,324
   *Louisiana-Pacific Corp............................. 103,849          939,833
   *LSB Industries, Inc................................  11,614          393,947
    LyondellBasell Industries N.V. Class A.............  49,632        2,073,625
   #Martin Marietta Materials, Inc.....................  27,856        2,308,705
   *Material Sciences Corp.............................   3,017           23,050
   *Materion Corp......................................  15,580          384,982
  #*McEwen Mining, Inc.................................  40,866          154,882
    MeadWestavco Corp..................................  97,784        3,111,487
   *Mercer International, Inc..........................  35,519          243,660
   *Metals USA Holdings Corp...........................  27,412          413,373
    Minerals Technologies, Inc.........................  13,399          899,073
   *Mines Management, Inc..............................   4,267            7,553
   *Mod-Pac Corp.......................................   1,105            7,636
  #*Molycorp, Inc......................................  10,678          288,947
    Monsanto Co........................................  98,112        7,474,172
   #Mosaic Co. (The)...................................  31,774        1,678,303
   #Myers Industries, Inc..............................  23,439          387,447
   *Nanophase Technologies Corp........................     700              287
    Neenah Paper, Inc..................................  10,961          313,046
   #NewMarket Corp.....................................   8,104        1,808,975
    Newmont Mining Corp................................ 127,038        6,053,361
    Noranda Aluminum Holding Corp......................  35,415          376,107
   *Northern Technologies International Corp...........   2,180           27,904
    Nucor Corp......................................... 151,644        5,945,961
    Olin Corp..........................................  60,765        1,273,634
    Olympic Steel, Inc.................................   8,172          172,674
   *OM Group, Inc......................................  22,385          539,926
   *Omnova Solutions, Inc..............................  31,281          245,243
   *Owens-Illinois, Inc................................ 108,895        2,531,809
    P.H. Glatfelter Co.................................  30,425          474,022
    Packaging Corp. of America.........................  61,387        1,791,887
   *Penford Corp.......................................   8,423           69,911
    PolyOne Corp.......................................  62,522          866,555
    PPG Industries, Inc................................  33,533        3,529,013
   #Praxair, Inc.......................................  53,371        6,175,025
    Quaker Chemical Corp...............................   9,695          420,763
    Reliance Steel & Aluminum Co.......................  56,530        3,159,462
    Rock-Tenn Co. Class A..............................  40,936        2,551,541
   *Rockwood Holdings, Inc.............................  44,128        2,442,044
    Royal Gold, Inc....................................  34,390        2,130,804
    RPM International, Inc.............................  79,643        2,116,115
  #*RTI International Metals, Inc......................  20,724          508,774
   #Schnitzer Steel Industries, Inc. Class A...........  18,128          722,763
    Schweitzer-Mauduit International, Inc..............  11,354          770,028

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CONTINUED


                                                   SHARES            VALUE+
                                                  ---------       ------------
Materials -- (Continued)
   #Scotts Miracle-Gro Co. Class A (The).........    34,613       $  1,813,721
    Sealed Air Corp..............................   146,705          2,813,802
   *Senomyx, Inc.................................     8,376             18,343
    Sensient Technologies Corp...................    38,398          1,426,486
    Sherwin-Williams Co..........................    25,786          3,101,540
   #Sigma-Aldrich Corp...........................    25,013          1,773,422
    Silgan Holdings, Inc.........................    42,722          1,874,214
   *Silver Bull Resources, Inc...................       500                270
  #*Solitario Exploration & Royalty Corp.........     1,700              2,193
    Solutia, Inc.................................    62,317          1,766,064
   #Sonoco Products Co...........................    61,050          2,022,586
   #Southern Copper Corp.........................    41,034          1,349,210
   *Spartech Corp................................    20,213             98,639
    Steel Dynamics, Inc..........................   167,385          2,137,506
    Stepan Co....................................     6,253            568,148
  #*Stillwater Mining Co.........................    88,279            947,234
  #*SunCoke Energy, Inc..........................    37,906            576,936
    Synalloy Corp................................     4,755             57,393
   #Texas Industries, Inc........................    21,015            706,314
   #Titanium Metals Corp.........................   104,193          1,538,931
    Tredegar Corp................................    12,571            218,107
   *United States Lime & Minerals, Inc...........     3,372            161,755
   #United States Steel Corp.....................    88,178          2,498,083
   *Universal Stainless & Alloy Products, Inc....     5,148            238,867
    Valhi, Inc...................................    22,008          1,189,532
    Valspar Corp.................................    63,347          3,240,199
   *Verso Paper Corp.............................    12,902             21,288
    Vulcan Materials Co..........................    87,672          3,753,238
   #Walter Energy, Inc...........................    10,523            697,780
    Wausau Paper Corp............................    36,997            335,193
   #Westlake Chemical Corp.......................    34,626          2,214,333
    Worthington Industries, Inc..................    52,484            936,315
   *WR Grace & Co................................    27,933          1,665,086
    Zep, Inc.....................................    11,829            168,563
   *Zoltek Cos., Inc.............................    25,480            281,044
                                                                  ------------
Total Materials..................................                  228,183,478
                                                                  ------------
Other -- (0.0%)
   .Avigen, Inc. Escrow Shares...................     5,711                 --
  .*Brooklyn Federal Bancorp, Inc. Escrow Shares.     2,293                 --
  .*Concord Camera Corp. Escrow Shares...........       405                 --
  .*Endo Pharmaceuticals Solutions Escrow Shares.    24,105                 --
  .*Gerber Scientific, Inc. Escrow Shares........    15,579                 --
  .*MAIR Holdings, Inc. Escrow Shares............       300                 --
  .*Price Communications Liquidation Trust.......     5,700                 --
  .*Softbrands, Inc. Escrow Shares...............     3,200                 --
  .*Voyager Learning Co. Escrow Shares...........       669                 --
                                                                  ------------
Total Other......................................                           --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
  #*American Tower Corp..........................    62,923          4,126,490
                                                                  ------------
Telecommunication Services -- (2.2%)
   *AboveNet, Inc................................    15,794          1,313,587
    AT&T, Inc.................................... 1,585,731         52,186,407
    Atlantic Tele-Network, Inc...................    11,670            397,480
   *Cbeyond, Inc.................................    13,690             88,027
   #CenturyLink, Inc.............................   170,420          6,571,395
   *Cincinnati Bell, Inc.........................   119,376            453,629
   *Cogent Communications Group, Inc.............    11,638            217,980
   #Consolidated Communications Holdings, Inc....    17,982            347,952

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
                                                    SHARES            VALUE+
                                                   ---------       ------------
Telecommunication Services -- (Continued)
   *Crown Castle International Corp...............    45,772       $  2,591,153
   *FiberTower Corp...............................    20,436              2,861
   #Frontier Communications Corp..................   503,663          2,034,799
   *General Communications, Inc. Class A..........    31,256            237,546
    HickoryTech Corp..............................     7,611             75,577
    IDT Corp. Class B.............................    11,266             94,860
  #*Iridium Communications, Inc...................    55,160            484,856
  #*Leap Wireless International, Inc..............    51,554            289,218
   *Level 3 Communications, Inc...................    69,028          1,591,786
    Lumos Networks Corp...........................    11,302            102,170
   *MetroPCS Communications, Inc..................   186,127          1,358,727
   *Neutral Tandem, Inc...........................    23,771            276,219
  #*NII Holdings, Inc.............................    86,707          1,213,464
    NTELOS Holdings Corp..........................    12,219            247,068
   *ORBCOMM, Inc..................................    31,272            101,947
   *Premiere Global Services, Inc.................    37,449            335,169
   *Primus Telecommunications Group, Inc..........     4,202             73,115
  #*SBA Communications Corp.......................    24,090          1,294,597
    Shenandoah Telecommunications Co..............    15,202            169,502
   *Sprint Nextel Corp............................ 1,022,018          2,534,605
    SureWest Communications.......................     9,566            216,000
    Telephone & Data Systems, Inc.................    77,267          1,876,815
  #*tw telecom, Inc...............................    91,616          1,995,396
   *United States Cellular Corp...................    22,258            872,959
    USA Mobility, Inc.............................    16,182            209,071
    Verizon Communications, Inc...................   729,538         29,458,744
   *Vonage Holdings Corp..........................    84,000            171,360
    Warwick Valley Telephone Co...................     3,521             48,026
   #Windstream Corp...............................   243,892          2,741,346
                                                                   ------------
    Total Telecommunication Services..............                  114,275,413
                                                                   ------------
Utilities -- (2.9%)
   *AES Corp......................................   414,083          5,184,319
   #AGL Resources, Inc............................    60,337          2,379,088
    ALLETE, Inc...................................    22,757            937,816
   #Alliant Energy Corp...........................    37,851          1,712,379
    Ameren Corp...................................    57,895          1,898,377
    American Electric Power Co., Inc..............    88,137          3,423,241
    American States Water Co......................    11,197            408,019
    American Water Works Co., Inc.................    45,693          1,564,528
    Aqua America, Inc.............................    84,282          1,914,044
    Artesian Resources Corp. Class A..............     3,998             76,322
    Atmos Energy Corp.............................    53,667          1,748,471
    Avista Corp...................................    35,710            944,172
    Black Hills Corp..............................    26,627            878,957
  #*Cadiz, Inc....................................     2,464             20,772
    California Water Service Group................    25,281            457,839
  #*Calpine Corp..................................   272,057          5,101,069
    CenterPoint Energy, Inc.......................   108,740          2,197,635
    Central Vermont Public Service Corp...........     6,710            236,528
    CH Energy Group, Inc..........................    10,263            673,458
    Chesapeake Utilities Corp.....................     5,761            242,077
    Cleco Corp....................................    37,159          1,516,087
    CMS Energy Corp...............................    69,200          1,590,908
    Connecticut Water Services, Inc...............     5,087            141,164
   #Consolidated Edison, Inc......................    53,980          3,209,111
    Consolidated Water Co., Ltd...................     8,676             62,207
    Delta Natural Gas Co., Inc....................     1,429             61,447
    Dominion Resources, Inc.......................   104,892          5,474,313
    DTE Energy Co.................................    38,250          2,156,535
   #Duke Energy Corp..............................   241,168          5,168,230

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
                                                        SHARES          VALUE+
                                                        -------       ----------
Utilities -- (Continued)
   *Dynegy, Inc........................................  53,752       $   22,038
    Edison International, Inc..........................  69,891        3,075,903
    El Paso Electric Co................................  23,927          733,123
   #Empire District Electric Co........................  24,925          511,461
    Entergy Corp.......................................  37,927        2,486,494
    Exelon Corp........................................ 153,891        6,003,288
    FirstEnergy Corp...................................  77,031        3,606,591
    Gas Natural, Inc...................................   3,269           37,430
    Genie Energy, Ltd. Class B.........................  15,967          132,845
   *GenOn Energy, Inc.................................. 531,920        1,132,990
   #Great Plains Energy, Inc...........................  82,342        1,681,424
   #Hawaiian Electric Industries, Inc..................  58,725        1,558,562
    IDACORP, Inc.......................................  30,468        1,241,266
   #Integrys Energy Group, Inc.........................  45,029        2,460,385
    ITC Holdings Corp..................................  31,118        2,410,400
   #Laclede Group, Inc.................................  13,524          532,575
    MDU Resources Group, Inc...........................  66,348        1,522,023
   #MGE Energy, Inc....................................  13,964          638,713
    Middlesex Water Co.................................   9,423          174,891
   #National Fuel Gas Co...............................  19,658          930,217
    New Jersey Resources Corp..........................  24,833        1,073,779
    NextEra Energy, Inc................................  72,535        4,667,627
    NiSource, Inc......................................  67,726        1,669,446
    Northeast Utilities, Inc...........................  75,996        2,794,373
    Northwest Natural Gas Co...........................  16,079          734,810
    NorthWestern Corp..................................  22,186          788,047
   *NRG Energy, Inc.................................... 123,902        2,106,334
   #NV Energy, Inc..................................... 144,263        2,401,979
    OGE Energy Corp....................................  23,869        1,287,971
    ONEOK, Inc.........................................  26,118        2,243,275
   #Ormat Technologies, Inc............................  31,105          614,946
    Otter Tail Corp....................................  21,864          480,133
   #Pepco Holdings, Inc................................  51,429          973,037
    PG&E Corp..........................................  66,843        2,953,124
   #Piedmont Natural Gas Co............................  43,914        1,338,499
    Pinnacle West Capital Corp.........................  26,480        1,280,308
   #PNM Resources, Inc.................................  51,960          974,770
    Portland General Electric Co.......................  45,716        1,180,844
    PPL Corp........................................... 107,435        2,938,347
    Progress Energy, Inc...............................  41,732        2,220,977
    Public Service Enterprise Group, Inc............... 133,879        4,170,331
    Questar Corp....................................... 111,324        2,198,649
    RGC Resources, Inc.................................   1,364           24,961
   #SCANA Corp.........................................  29,509        1,360,955
    Sempra Energy......................................  40,951        2,651,168
    SJW Corp...........................................  12,792          308,287
    South Jersey Industries, Inc.......................  18,218          897,236
    Southern Co. (The)................................. 158,450        7,279,193
    Southwest Gas Corp.................................  28,146        1,182,695
   *Synthesis Energy Systems, Inc......................  27,753           38,854
    TECO Energy, Inc................................... 130,950        2,359,719
   *UGI Corp...........................................  67,904        1,981,439
    UIL Holdings Corp..................................  30,693        1,054,918
    UniSource Energy Corp..............................  22,771          828,864
    Unitil Corp........................................   6,408          169,556
   #Vectren Corp.......................................  49,751        1,465,167
    Westar Energy, Inc.................................  77,001        2,209,159
    WGL Holdings, Inc..................................  31,012        1,243,891
    Wisconsin Energy Corp..............................  56,824        2,093,396
   #Xcel Energy, Inc...................................  98,899        2,676,207

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CONTINUED


                                                   SHARES               VALUE+
                                                 ------------       --------------
Utilities -- (Continued)
York Water Co...................................        7,389       $      129,085
                                                                    --------------
Total Utilities.................................                       153,318,088
                                                                    --------------
TOTAL COMMON STOCKS.............................                     4,580,828,814
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Corp. Contingent Value Rights..          988                   --
  .*Contra Pharmacopeia Contingent Value Rights.        3,300                   --
  .*Emergent Biosolutions, Inc. Contingent
   Value Rights.................................        1,100                   --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.        4,233                4,275
  .*Ligand Pharmaceuticals, Inc. Class B
   Contingent Value Rights......................        7,600                   --
  .*PhotoMedex, Inc. Contingent Value Warrants..          389                   --
  .*U.S. Concrete, Inc. Warrants Class A
   08/31/17.....................................          294                   --
  .*U.S. Concrete, Inc. Warrants Class B
   08/31/17.....................................          294                   --
                                                                    --------------
TOTAL RIGHTS/WARRANTS...........................                             4,275
                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash
      Portfolio--Institutional Shares...........   19,568,889           19,568,889
                                                                    ==============

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@DFA Short Term Investment Fund..............  672,765,742          672,765,742
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $344,109 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $345,176)
     to be repurchased at $334,087.............. $        334              334,085
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL.............                       673,099,827
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,548,335,610)........................                    $5,273,501,805
                                                                    ==============

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

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                        SHARES          VALUE+
                                                        -------       ----------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.2%)
   *1-800-FLOWERS.COM, Inc. Class A....................  34,783       $  103,653
    A.H. Belo Corp. Class A............................  24,029          105,968
    Aaron's, Inc....................................... 111,863        3,039,318
    Abercrombie & Fitch Co.............................  96,954        4,864,182
    Acme United Corp...................................   2,302           25,069
    Advance Auto Parts, Inc............................  19,701        1,808,552
  #*Aeropostale, Inc...................................  95,883        2,126,685
   *AFC Enterprises, Inc...............................  22,826          389,868
   *Aldila, Inc........................................   4,595           13,234
   *Amazon.com, Inc....................................  36,479        8,459,480
    Ambassadors Group, Inc.............................  23,469          126,498
  #*AMC Networks, Inc. Class A.........................  27,320        1,161,100
    Amcon Distributing Co..............................     668           44,883
   *American Apparel, Inc..............................  38,775           38,193
   *American Axle & Manufacturing Holdings, Inc........  63,546          615,761
    American Eagle Outfitters, Inc..................... 274,812        4,949,364
   #American Greetings Corp. Class A...................  29,700          475,200
  #*American Public Education, Inc.....................  13,245          459,866
   *America's Car-Mart, Inc............................  14,490          665,671
   *Amerigon, Inc......................................  31,644          452,509
    Ameristar Casinos, Inc.............................  56,601        1,017,686
   *ANN, Inc...........................................  68,590        1,899,257
  #*Apollo Group, Inc. Class A.........................  20,644          727,082
   #Arbitron, Inc......................................  18,047          686,688
   *Archipelago Learning, Inc..........................  29,107          322,214
   *Arctic Cat, Inc....................................  17,276          764,290
    Ark Restaurants Corp...............................   4,916           74,994
   *Asbury Automotive Group, Inc.......................  47,263        1,319,583
   *Ascena Retail Group, Inc........................... 217,988        4,464,394
   *Ascent Capital Group, Inc. Class A.................  19,385          998,327
   #Autoliv, Inc.......................................  39,955        2,506,777
  #*AutoNation, Inc.................................... 103,579        3,581,762
   *AutoZone, Inc......................................   4,966        1,967,331
   *Bakers Footwear Group, Inc.........................   2,149            1,676
   *Ballantyne Strong, Inc.............................  17,138          108,312
  #*Bally Technologies, Inc............................  37,045        1,798,535
  #*Barnes & Noble, Inc................................  88,941        1,845,526
    Bassett Furniture Industries, Inc..................  10,960          117,710
   *BB Liquidating, Inc................................  10,100              273
   *Beasley Broadcast Group, Inc. Class A..............   8,562           43,666
   *Beazer Homes USA, Inc.............................. 112,012          347,237
    bebe stores, inc................................... 124,785        1,023,237
   *Bed Bath & Beyond, Inc.............................  45,415        3,196,762
    Belo Corp. Class A................................. 157,142        1,059,137
    Benihana, Inc......................................  21,700          299,243
   #Best Buy Co., Inc.................................. 252,444        5,571,439
    Big 5 Sporting Goods Corp..........................  30,013          251,209
  #*Big Lots, Inc......................................  60,719        2,224,744
   *Biglari Holdings, Inc..............................   2,234          907,741
  #*BJ's Restaurants, Inc..............................  33,901        1,464,184
  #*Blue Nile, Inc.....................................   7,186          217,592
   *Bluegreen Corp.....................................  31,025          164,432
    Blyth, Inc.........................................  12,260        1,078,512
   #Bob Evans Farms, Inc...............................  42,811        1,637,093
   *Body Central Corp..................................      72            2,187
    Bon-Ton Stores, Inc. (The).........................  26,063          161,591
   #Books-A-Million, Inc...............................  20,408           65,102
  #*BorgWarner, Inc....................................  25,400        2,007,616

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

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CONTINUED

                                                       SHARES           VALUE+
                                                      ---------       -----------
Consumer Discretionary -- (Continued)
    Bowl America, Inc. Class A.......................     3,937       $    52,264
  #*Boyd Gaming Corp.................................   103,900           798,991
   *Bravo Brio Restaurant Group, Inc.................     7,189           145,218
  #*Bridgepoint Education, Inc.......................    56,317         1,214,195
   #Brinker International, Inc.......................    52,003         1,636,534
   *Brookfield Residential Properties, Inc...........     5,046            58,635
   #Brown Shoe Co., Inc..............................    62,146           566,150
   #Brunswick Corp...................................    86,917         2,285,048
   #Buckle, Inc......................................    38,775         1,790,629
  #*Buffalo Wild Wings, Inc..........................    21,569         1,808,561
   *Build-A-Bear Workshop, Inc.......................    26,815           120,936
   *Cabela's, Inc....................................   100,507         3,800,170
   #Cablevision Systems Corp.........................    49,802           738,066
   *Cache, Inc.......................................    18,700           116,688
    Callaway Golf Co.................................    95,569           585,838
   *Cambium Learning Group, Inc......................    82,306           186,835
   *Canterbury Park Holding Corp.....................     5,270            60,025
   *Capella Education Co.............................    18,886           617,761
   *Career Education Corp............................   101,097           720,822
  #*Caribou Coffee Co., Inc..........................    30,662           503,163
   *CarMax, Inc......................................    80,489         2,484,695
   *Carmike Cinemas, Inc.............................     6,487            86,472
    Carnival Corp....................................   247,800         8,051,022
    Carriage Services, Inc...........................    21,350           160,125
   *Carrols Restaurant Group, Inc....................    31,463           474,462
   *Carter's, Inc....................................    77,010         4,181,643
   *Casual Male Retail Group, Inc....................    64,051           201,120
    Cato Corp. Class A...............................    40,385         1,123,915
   *Cavco Industries, Inc............................     9,946           513,214
    CBS Corp. Class A................................    18,791           640,397
    CBS Corp. Class B................................   398,207        13,280,203
    CEC Entertainment, Inc...........................    22,178           847,643
  #*Central European Media Enterprises, Ltd. Class A.    18,678           147,743
  #*Charles & Colvard, Ltd...........................    19,498            82,866
   *Charming Shoppes, Inc............................   169,582         1,000,534
   *Charter Communications, Inc......................     6,441           389,487
  #*Cheesecake Factory, Inc..........................    83,024         2,615,256
    Cherokee, Inc....................................     8,005           103,905
    Chico's FAS, Inc.................................   206,225         3,167,616
  #*Children's Place Retail Stores, Inc. (The).......    37,869         1,741,217
  #*Chipotle Mexican Grill, Inc......................     5,722         2,369,766
   #Choice Hotels International, Inc.................    32,207         1,211,627
    Christopher & Banks Corp.........................    46,687            87,305
   *Chromcraft Revington, Inc........................     2,958             4,023
    Churchill Downs, Inc.............................    25,315         1,502,698
   #Cinemark Holdings, Inc...........................   153,849         3,532,373
   *Citi Trends, Inc.................................    18,453           205,566
   *Clear Channel Outdoor Holdings, Inc. Class A.....    51,799           392,118
    Coach, Inc.......................................    30,042         2,197,873
   *Coast Distribution System, Inc. (The)............     1,760             3,995
   *Cobra Electronics Corp...........................     9,352            47,602
   *Coinstar, Inc....................................    36,558         2,295,477
   *Coldwater Creek, Inc.............................    80,536            79,731
  #*Collective Brands, Inc...........................    90,502         1,879,727
    Collectors Universe, Inc.........................     8,599           138,358
   #Columbia Sportswear Co...........................    48,129         2,266,876
    Comcast Corp. Class A............................ 1,024,762        31,081,031
    Comcast Corp. Special Class A....................   337,406        10,064,821
  #*Conn's, Inc......................................    47,433           775,530
    Cooper Tire & Rubber Co..........................    93,107         1,391,950
    Core-Mark Holding Co., Inc.......................    16,335           630,531

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Consumer Discretionary -- (Continued)
  #*Corinthian Colleges, Inc........................... 122,911       $  471,978
   *Cost Plus, Inc.....................................  30,917          598,862
    CPI Corp...........................................   6,453            5,259
    Cracker Barrel Old Country Store, Inc..............  27,272        1,568,685
   *Crocs, Inc......................................... 105,000        2,121,000
  #*Crown Media Holdings, Inc. Class A.................  51,149           77,235
    CSS Industries, Inc................................   8,600          164,690
  #*CTC Media, Inc.....................................   9,777          105,885
   *Culp, Inc..........................................  14,500          166,025
   *Cumulus Media, Inc. Class A........................  18,004           65,355
   *Cybex International, Inc...........................   9,222           21,395
   #D.R. Horton, Inc................................... 360,331        5,891,412
    Dana Holding Corp.................................. 212,877        3,112,262
    Darden Restaurants, Inc............................  51,600        2,584,128
  #*Deckers Outdoor Corp...............................  41,400        2,111,814
   *dELiA*s, Inc.......................................  15,474           23,830
   *Delta Apparel, Inc.................................  16,268          232,795
    Destination Maternity Corp.........................  19,404          384,975
   #DeVry, Inc.........................................  81,188        2,610,194
  .#*DGSE Cos., Inc....................................   8,710           64,715
  #*Dial Global, Inc...................................   3,376            7,630
   #Dick's Sporting Goods, Inc.........................  28,649        1,449,639
   *Digital Generation, Inc............................  34,840          323,315
   #Dillard's, Inc. Class A............................  87,901        5,674,889
  #*DineEquity, Inc....................................  26,929        1,308,211
   *DIRECTV Class A.................................... 110,916        5,464,831
   *Discovery Communications, Inc. Class A.............  42,342        2,304,252
   *Discovery Communications, Inc. Class B.............   2,270          130,411
   *Discovery Communications, Inc. Class C.............  35,622        1,770,057
    DISH Network Corp..................................  40,341        1,289,702
   *Dixie Group, Inc. (The)............................  11,235           43,592
   *Dollar General Corp................................  23,310        1,106,293
  #*Dollar Tree, Inc...................................  24,380        2,478,471
   #Domino's Pizza, Inc................................  54,909        2,076,109
   *Dorman Products, Inc...............................  26,799        1,280,456
    Dover Downs Gaming & Entertainment, Inc............  18,137           48,970
   *Dover Motorsports, Inc.............................   9,156           13,276
   *Dreams, Inc........................................  27,675           94,648
  #*DreamWorks Animation SKG, Inc. Class A.............  76,959        1,386,032
   *Drew Industries, Inc...............................  32,401          964,902
    DSW, Inc. Class A..................................  46,290        2,604,275
  #*Duckwall-ALCO Stores, Inc..........................     100              801
   *E.W. Scripps Co. Class A (The).....................  64,183          587,916
   *EDCI Holdings, Inc.................................   3,419           16,890
  #*Education Management Corp..........................  69,433          860,969
    Educational Development Corp.......................   3,809           17,559
    Einstein Noah Restaurant Group, Inc................  23,379          330,813
   *Emerson Radio Corp.................................  24,752           50,247
   *Emmis Communications Corp. Class A.................   5,500            6,765
   *Empire Resorts, Inc................................   4,000            9,000
   *Enova Systems, Inc.................................   6,180            1,112
  #*Entercom Communications Corp.......................  41,042          254,050
   *Entertainment Gaming Asia, Inc.....................   8,232            8,479
    Entravision Communications Corp....................  64,605          101,430
    Escalade, Inc......................................  10,743           62,739
   #Ethan Allen Interiors, Inc.........................  42,795          992,844
   *Ever-Glory International Group, Inc................   2,000            3,740
   *Exide Technologies.................................  99,958          287,879
   #Expedia, Inc.......................................  53,030        2,260,669
   *Express, Inc.......................................  48,802        1,152,703
    Family Dollar Stores, Inc..........................  53,600        3,620,680

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Consumer Discretionary -- (Continued)
   *Famous Dave's of America, Inc.....................  10,924       $   108,912
  #*Federal-Mogul Corp................................ 103,878         1,343,143
   #Finish Line, Inc. Class A (The)...................  75,673         1,684,481
   *Fisher Communications, Inc........................   9,960           326,588
  #*Flanigan's Enterprises, Inc.......................   1,000             7,280
    Flexsteel Industries, Inc.........................   7,812           156,318
    Foot Locker, Inc.................................. 220,508         6,745,340
   #Ford Motor Co..................................... 333,761         3,764,824
  #*Fossil, Inc.......................................  40,441         5,284,425
   *Frederick's of Hollywood Group, Inc...............   4,166             1,083
    Fred's, Inc. Class A..............................  55,910           800,631
    Frisch's Restaurants, Inc.........................   7,545           200,395
  #*Fuel Systems Solutions, Inc.......................  30,097           705,775
   *Full House Resorts, Inc...........................  19,925            60,771
   *Furniture Brands International, Inc...............  62,024            97,998
   *Gaiam, Inc. Class A...............................  18,959            74,888
   #GameStop Corp. Class A............................ 202,321         4,604,826
    Gaming Partners International Corp................   8,266            55,961
   #Gannett Co., Inc.................................. 356,153         4,922,034
   #Gap, Inc.......................................... 250,607         7,142,300
    Garmin, Ltd....................................... 135,206         6,372,259
  #*Gaylord Entertainment Co..........................  68,755         2,164,407
   *Geeknet, Inc......................................   7,385           107,452
   *General Motors Co................................. 276,136         6,351,128
   *Genesco, Inc......................................  36,463         2,734,725
   #Gentex Corp.......................................  70,447         1,547,721
    Genuine Parts Co..................................  58,553         3,793,063
   *G-III Apparel Group, Ltd..........................  28,434           763,453
   *Global Sources, Ltd...............................  29,825           183,722
   *Golfsmith International Holdings, Inc.............  10,241            47,928
  #*Goodyear Tire & Rubber Co......................... 207,129         2,274,276
   *Gordmans Stores, Inc..............................   5,851           124,275
   *Grand Canyon Education, Inc.......................  24,701           429,550
   *Gray Television, Inc..............................  57,403           103,325
   *Gray Television, Inc. Class A.....................   3,160             4,898
   *Great Wolf Resorts, Inc...........................  43,379           340,091
   #Group 1 Automotive, Inc...........................  33,331         1,929,198
   #Guess?, Inc....................................... 108,781         3,185,108
    H&R Block, Inc....................................  48,700           715,890
   *Hallwood Group, Inc. (The)........................   1,023            10,537
   *Hampshire Group, Ltd..............................   1,000             2,200
  #*Hanesbrands, Inc..................................  47,175         1,331,278
    Harley-Davidson, Inc..............................  64,955         3,399,095
   #Harman International Industries, Inc..............  97,531         4,835,587
   *Harris Interactive, Inc...........................  13,112            16,783
    Harte-Hanks, Inc..................................  90,646           761,426
   #Hasbro, Inc.......................................  34,967         1,284,688
   *Hastings Entertainment, Inc.......................   2,673             5,426
    Haverty Furniture Cos., Inc.......................  26,499           317,988
    Haverty Furniture Cos., Inc. Class A..............   2,432            29,914
   *Heelys, Inc.......................................   6,558            15,936
   *Helen of Troy, Ltd................................  47,034         1,627,376
  .*Here Media, Inc...................................     300                 3
  .*Here Media, Inc. Special Shares...................     300                 3
  #*hhgregg, Inc......................................  53,331           557,842
  #*Hibbett Sporting Goods, Inc.......................  24,675         1,473,591
   #Hillenbrand, Inc..................................  91,043         1,906,440
   *Hollywood Media Corp..............................  12,071            13,278
    Home Depot, Inc. (The)............................ 301,629        15,621,366
    Hooker Furniture Corp.............................  16,557           196,035
    Hot Topic, Inc....................................  63,159           618,958

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CONTINUED


                                                      SHARES          VALUE+
                                                      -------       -----------
Consumer Discretionary -- (Continued)
   *Hovnanian Enterprises, Inc. Class A..............  55,200       $   110,400
    HSN, Inc.........................................  62,267         2,409,733
   *Hyatt Hotels Corp. Class A.......................  19,750           849,842
  #*Iconix Brand Group, Inc.......................... 106,231         1,629,584
   *Image Entertainment, Inc.........................   8,257               495
   #International Game Technology....................  59,806           931,777
    International Speedway Corp. Class A.............  38,856         1,037,067
    Interpublic Group of Cos., Inc. (The)............ 412,069         4,866,535
    Interval Leisure Group, Inc......................  83,119         1,436,296
  #*iRobot Corp......................................  29,445           695,196
   *Isle of Capri Casinos, Inc.......................  50,935           318,344
  #*ITT Educational Services, Inc....................  15,300         1,010,106
   *J. Alexander's Corp..............................  13,496           115,931
   #J.C. Penney Co., Inc............................. 188,258         6,788,583
  #*Jack in the Box, Inc.............................  70,959         1,612,188
  #*Jaclyn, Inc......................................     698             4,485
   #JAKKS Pacific, Inc...............................  33,289           634,821
    Jarden Corp...................................... 102,085         4,280,424
   #John Wiley & Sons, Inc. Class B..................   7,502           339,390
   #Johnson Controls, Inc............................ 198,150         6,334,856
   *Johnson Outdoors, Inc. Class A...................  19,561           361,292
    Jones Group, Inc. (The).......................... 122,824         1,378,085
  #*Jos. A. Bank Clothiers, Inc......................  41,292         1,963,435
   *Journal Communications, Inc. Class A.............  67,206           281,593
  #*K12, Inc.........................................  43,046         1,097,673
   #KB Home.......................................... 120,600         1,046,808
   *Kenneth Cole Productions, Inc. Class A...........  14,822           236,114
   *Kid Brands, Inc..................................  44,675           104,986
   *Kirkland's, Inc..................................  28,827           422,027
   *Knology, Inc.....................................  34,908           678,961
   #Kohl's Corp...................................... 122,452         6,138,519
   *Kona Grill, Inc..................................  11,997            80,740
    Koss Corp........................................   4,495            24,138
   *Krispy Kreme Doughnuts, Inc......................  97,099           711,736
  #*K-Swiss, Inc. Class A............................  35,759           131,593
    Lacrosse Footwear, Inc...........................   8,544           110,218
   *Lakeland Industries, Inc.........................   7,653            79,974
  #*Lamar Advertising Co. Class A....................  61,943         1,971,026
    Las Vegas Sands Corp.............................  56,918         3,158,380
   *Lazare Kaplan International, Inc.................   3,667             9,351
   *La-Z-Boy, Inc....................................  77,483         1,167,669
   *LeapFrog Enterprises, Inc........................  78,153           729,949
    Lear Corp........................................  70,131         2,910,436
   *Learning Tree International, Inc.................  16,482            94,112
   *Lee Enterprises, Inc.............................  46,810            52,895
   #Leggett & Platt, Inc............................. 187,397         4,079,633
   #Lennar Corp. Class A............................. 217,231         6,025,988
    Lennar Corp. Class B Voting......................  33,079           748,578
   *Libbey, Inc......................................  27,932           398,590
  #*Liberty Global, Inc. Class A.....................  24,979         1,244,204
   *Liberty Global, Inc. Class B.....................     808            41,378
   *Liberty Global, Inc. Class C.....................  60,384         2,894,205
   *Liberty Interactive Corp. Class A................ 542,102        10,213,202
   *Liberty Interactive Corp. Class B................  11,386           214,398
   *Liberty Media Corp.--Liberty Capital Class A..... 135,703        11,865,870
   *Liberty Media Corp.--Liberty Capital Class B.....   5,224           450,100
  #*Life Time Fitness, Inc...........................  62,120         2,892,307
    Lifetime Brands, Inc.............................  15,818           184,280
    Limited Brands, Inc.............................. 115,444         5,737,567
   *LIN TV Corp. Class A.............................  44,630           176,288
    Lincoln Educational Services Corp................  32,420           237,963

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CONTINUED


                                                      SHARES          VALUE+
                                                      -------       -----------
Consumer Discretionary -- (Continued)
    Lithia Motors, Inc. Class A......................  33,060       $   887,000
  #*Live Nation Entertainment, Inc................... 281,857         2,553,624
   *LKQ Corp......................................... 188,176         6,294,487
  #*LodgeNet Interactive Corp........................  18,107            41,646
    Lowe's Cos., Inc................................. 606,612        19,090,080
   *Luby's, Inc......................................  31,692           193,955
  #*Lululemon Athletica, Inc.........................  18,766         1,391,311
  #*Lumber Liquidators Holdings, Inc.................  21,270           615,341
   *M/I Homes, Inc...................................  30,680           408,044
    Mac-Gray Corp....................................  17,889           266,546
    Macy's, Inc...................................... 276,516        11,342,686
   *Madison Square Garden Co. Class A (The)..........  92,028         3,310,247
   *Maidenform Brands, Inc...........................  33,304           760,330
    Marcus Corp......................................  30,027           375,638
    Marine Products Corp.............................  46,749           279,092
  #*MarineMax, Inc...................................  31,895           340,001
   #Marriott International, Inc. Class A.............  31,995         1,250,685
   *Marriott Vacations Worldwide Corp................   3,199            94,466
  #*Martha Stewart Living Omnimedia Class A..........  60,321           215,346
    Mattel, Inc...................................... 125,420         4,214,112
    Matthews International Corp. Class A.............  41,493         1,244,790
   *McClatchy Co. Class A (The)......................  86,999           236,637
    McDonald's Corp..................................  93,700         9,131,065
    McGraw-Hill Cos., Inc............................  27,929         1,373,269
   #MDC Holdings, Inc................................  69,987         1,967,335
  #*Media General, Inc. Class A......................  28,031           100,071
   #Men's Wearhouse, Inc. (The)......................  74,994         2,777,778
   #Meredith Corp....................................  52,945         1,526,404
   *Meritage Homes Corp..............................  48,217         1,368,881
  #*MGM Resorts International........................ 458,658         6,155,190
   *Midas, Inc.......................................  13,489           155,124
   *Modine Manufacturing Co..........................  61,802           488,236
  #*Mohawk Industries, Inc...........................  97,755         6,551,540
   *Monarch Casino & Resort, Inc.....................  21,976           212,728
   #Monro Muffler Brake, Inc.........................  46,126         1,903,159
   *Morgans Hotel Group Co...........................  10,275            50,964
   #Morningstar, Inc.................................  20,040         1,156,709
  #*Motorcar Parts of America, Inc...................  12,172            92,020
    Movado Group, Inc................................  27,491           779,370
   *MTR Gaming Group, Inc............................  26,957           137,211
   *Multimedia Games Holding Co., Inc................  25,419           288,760
   *Nathan's Famous, Inc.............................   7,706           184,867
    National CineMedia, Inc..........................  51,824           740,565
   *Nautilus, Inc....................................  43,507           112,683
   *Navarre Corp.....................................  37,060            67,079
  #*Netflix, Inc.....................................  20,041         1,606,086
   *Nevada Gold & Casinos, Inc.......................   1,500             1,980
   *New Frontier Media, Inc..........................   8,547            13,419
   *New York & Co., Inc..............................  88,596           349,954
  #*New York Times Co. Class A (The)................. 210,254         1,326,703
    Newell Rubbermaid, Inc........................... 160,409         2,919,444
   #News Corp. Class A............................... 846,333        16,588,127
   #News Corp. Class B............................... 305,808         6,067,231
   *Nexstar Broadcasting Group, Inc. Class A.........  10,636            82,429
    NIKE, Inc. Class B...............................  39,567         4,426,360
   *Nobility Homes, Inc..............................   2,557            18,462
    Nordstrom, Inc...................................  42,272         2,361,314
   #Nutrisystem, Inc.................................  30,512           353,329
   *NVR, Inc.........................................   6,499         5,094,826
   *Office Depot, Inc................................ 397,478         1,208,333
  #*OfficeMax, Inc................................... 118,286           550,030

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Consumer Discretionary -- (Continued)
   #Omnicom Group, Inc.................................  47,482       $2,436,301
   *Orbitz Worldwide, Inc..............................  89,530          326,784
   *Orchard Supply Hardware Stores Corp. Class A.......   3,617           77,657
  #*O'Reilly Automotive, Inc...........................  90,600        9,554,676
   *Orient-Express Hotels, Ltd. Class A................ 148,535        1,587,839
    Outdoor Channel Holdings, Inc......................  35,186          260,376
  #*Overstock.com, Inc.................................  21,548          129,934
    Oxford Industries, Inc.............................  22,112        1,061,155
   *P & F Industries, Inc. Class A.....................   2,869           12,681
    P.F. Chang's China Bistro, Inc.....................  31,468        1,248,965
   *Pacific Sunwear of California, Inc.................  66,815           98,218
  #*Panera Bread Co. Class A...........................  19,844        3,133,764
   *Papa John's International, Inc.....................  29,488        1,187,777
  #*Peet's Coffee & Tea, Inc...........................  16,392        1,259,233
  #*Penn National Gaming, Inc..........................  89,703        4,034,841
   #Penske Automotive Group, Inc....................... 134,560        3,557,766
    Pep Boys--Manny, Moe & Jack (The)..................  75,372        1,125,304
   *Perfumania Holdings, Inc...........................   6,982           56,135
   *Perry Ellis International, Inc.....................  22,058          412,705
   #PetMed Express, Inc................................  30,127          405,811
    PetSmart, Inc......................................  39,873        2,323,001
  #*Pier 1 Imports, Inc................................ 139,418        2,395,201
   *Pinnacle Entertainment, Inc........................  76,630          850,593
   *Point.360..........................................   6,026            3,797
   #Polaris Industries, Inc............................  32,961        2,618,422
    Pool Corp..........................................  56,154        2,072,644
   *Premier Exhibitions, Inc...........................   6,900           17,940
   *Priceline.com, Inc.................................   4,200        3,195,444
  #*PulteGroup, Inc.................................... 570,771        5,616,387
   #PVH Corp...........................................  73,475        6,524,580
   *Q.E.P. Co., Inc....................................     670           13,232
   *Quantum Fuel Systems Technologies Worldwide, Inc...     156              108
   *Quiksilver, Inc.................................... 234,603          811,726
    R.G. Barry Corp....................................  21,060          268,304
  #*Radio One, Inc. Class D............................  33,982           38,060
   #RadioShack Corp.................................... 143,336          742,480
    Ralph Lauren Corp..................................  12,900        2,222,283
   *Reading International, Inc. Class A................  14,293           70,893
   *Reading International, Inc. Class B................     300            1,785
   *Red Lion Hotels Corp...............................  23,379          194,981
   *Red Robin Gourmet Burgers, Inc.....................  21,538          768,045
   #Regal Entertainment Group.......................... 110,822        1,508,287
   #Regis Corp.........................................  85,872        1,575,751
   #Rent-A-Center, Inc.................................  87,684        2,999,670
   *Rentrak Corp.......................................  11,793          223,124
   *Rick's Cabaret International, Inc..................  11,206          103,880
   *Rockford Corp......................................   1,653            8,844
   *Rocky Brands, Inc..................................   7,729          109,365
    Ross Stores, Inc...................................  84,222        5,187,233
    Royal Caribbean Cruises, Ltd....................... 200,221        5,480,049
   *Ruby Tuesday, Inc..................................  89,099          605,873
  #*rue21, inc.........................................   5,630          170,870
   *Ruth's Hospitality Group, Inc......................  52,042          360,131
    Ryland Group, Inc. (The)...........................  66,812        1,503,938
   *Saga Communications, Inc. Class A..................   3,821          143,899
  #*Saks, Inc.......................................... 235,896        2,585,420
    Salem Communications Corp. Class A.................  21,782          116,752
   *Sally Beauty Holdings, Inc......................... 101,280        2,694,048
    Scholastic Corp....................................  38,702        1,182,346
   *School Specialty, Inc..............................  24,242           79,271
  #*Scientific Games Corp. Class A..................... 136,127        1,383,050

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CONTINUED


                                                      SHARES          VALUE+
                                                      -------       -----------
Consumer Discretionary -- (Continued)
   #Scripps Networks Interactive, Inc................  29,755       $ 1,494,296
  #*Sealy Corp.......................................  85,603           176,342
  #*Sears Holdings Corp..............................  80,099         4,307,724
  #*Select Comfort Corp..............................  45,800         1,322,704
    Service Corp. International...................... 355,943         4,121,820
    Shiloh Industries, Inc...........................  21,495           197,539
   *Shoe Carnival, Inc...............................  28,196           548,121
   *Shuffle Master, Inc..............................  74,809         1,321,875
  #*Shutterfly, Inc..................................  33,537         1,043,671
    Signet Jewelers, Ltd. ADR........................ 118,596         5,783,927
    Sinclair Broadcast Group, Inc. Class A...........  41,284           424,400
   #Six Flags Entertainment Corp.....................  73,682         3,530,105
  #*Skechers U.S.A., Inc. Class A....................  54,761         1,022,388
    Skyline Corp.....................................  10,884            59,753
   *Smith & Wesson Holding Corp......................  93,609           772,274
   #Sonic Automotive, Inc. Class A...................  60,265         1,013,657
   *Sonic Corp.......................................  43,011           310,539
   #Sotheby's........................................  64,977         2,554,896
   *Spanish Broadcasting System, Inc.................   1,869            11,700
    Spartan Motors, Inc..............................  47,451           206,412
  #*Spectrum Group International, Inc................     940             1,927
    Speedway Motorsports, Inc........................  57,665           983,765
   *Sport Chalet, Inc. Class A.......................   9,608            12,586
   *Sport Chalet, Inc. Class B.......................   1,292             2,177
    Stage Stores, Inc................................  47,969           732,487
    Standard Motor Products, Inc.....................  34,219           515,680
   *Standard Pacific Corp............................ 294,445         1,489,892
   *Stanley Furniture Co., Inc.......................  13,367            60,152
   #Staples, Inc..................................... 168,658         2,597,333
    Starbucks Corp...................................  67,563         3,876,765
    Starwood Hotels & Resorts Worldwide, Inc.........  29,703         1,758,418
   *Stein Mart, Inc..................................  59,631           382,831
   *Steiner Leisure, Ltd.............................  22,125         1,038,990
   *Steinway Musical Instruments, Inc................  17,477           440,595
   *Steven Madden, Ltd...............................  50,684         2,190,056
   #Stewart Enterprises, Inc. Class A................ 114,611           724,342
   *Stoneridge, Inc..................................  39,394           339,576
    Strattec Security Corp...........................   4,792           104,466
   #Strayer Education, Inc...........................   7,822           771,875
   #Sturm Ruger & Co., Inc...........................  24,927         1,422,584
    Superior Industries International, Inc...........  39,844           681,731
    Superior Uniform Group, Inc......................  12,533           147,263
   *Syms Corp........................................  10,474           108,825
   *Systemax, Inc....................................  51,897           891,071
  #*Talbots, Inc.....................................     391             1,157
   *Tandy Brands Accessories, Inc....................   5,800             9,802
    Tandy Leather Factory, Inc.......................   7,929            40,755
    Target Corp...................................... 146,665         8,497,770
  #*Tempur-Pedic International, Inc..................  18,061         1,062,709
  #*Tenneco, Inc.....................................  37,500         1,156,125
  #*Tesla Motors, Inc................................   8,778           290,815
    Texas Roadhouse, Inc............................. 102,432         1,766,952
   #Thor Industries, Inc.............................  82,237         2,782,078
   #Tiffany & Co.....................................  42,344         2,898,870
    Time Warner Cable, Inc........................... 155,835        12,536,926
    Time Warner, Inc................................. 505,637        18,941,162
    TJX Cos., Inc. (The).............................  74,256         3,097,218
   *Toll Brothers, Inc............................... 244,751         6,216,675
   *Tower International, Inc.........................     210             2,234
   *Town Sports International Holdings, Inc..........  26,956           345,576
   #Tractor Supply Co................................  61,800         6,081,738

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Consumer Discretionary -- (Continued)
   *Trans World Entertainment Corp...................   1,798       $      4,010
  #*TripAdvisor, Inc.................................  53,030          1,989,155
   *True Religion Apparel, Inc.......................  33,576            911,924
   *TRW Automotive Holdings Corp..................... 117,968          5,392,317
   *Tuesday Morning Corp.............................  75,510            305,060
    Tupperware Brands Corp...........................  28,324          1,764,302
   #Ulta Salon Cosmetics & Fragrance, Inc............  53,376          4,706,696
  #*Under Armour, Inc. Class A.......................  10,800          1,057,644
   *Unifi, Inc.......................................  25,127            279,412
   *Universal Electronics, Inc.......................  19,232            325,405
    Universal Technical Institute, Inc...............  34,813            417,756
   *UQM Technologies, Inc............................  24,968             31,959
  #*Urban Outfitters, Inc............................  31,700            918,032
   *US Auto Parts Network, Inc.......................  39,333            142,385
    V.F. Corp........................................  37,138          5,646,833
   #Vail Resorts, Inc................................  52,786          2,152,613
  #*Valassis Communications, Inc.....................  67,600          1,352,000
    Value Line, Inc..................................   7,363             89,608
  #*Valuevision Media, Inc. Class A..................  45,286             73,363
    Viacom, Inc. Class A.............................  10,234            518,352
    Viacom, Inc. Class B............................. 131,900          6,118,841
   #Virgin Media, Inc................................  22,958            563,848
   *Visteon Corp.....................................  52,770          2,647,471
  #*Vitacost.com, Inc................................   4,553             38,154
  #*Vitamin Shoppe, Inc..............................  34,376          1,618,078
   *VOXX International Corp..........................  29,737            377,363
    Walking Co. Holdings, Inc. (The).................   4,714             31,820
    Walt Disney Co. (The)............................ 830,524         35,803,890
  #*Warnaco Group, Inc. (The)........................  56,350          2,984,296
   #Washington Post Co. Class B......................   9,693          3,665,602
   #Weight Watchers International, Inc...............  24,573          1,866,565
   *Wells-Gardner Electronics Corp...................   4,482              9,188
    Wendy's Co. (The)................................ 583,644          2,842,346
   *West Marine, Inc.................................  32,388            379,263
   *Wet Seal, Inc. Class A (The)..................... 139,594            459,264
   #Weyco Group, Inc.................................  12,731            310,509
    Whirlpool Corp...................................  69,997          4,481,208
   #Wiley (John) & Sons, Inc. Class A................  59,695          2,697,617
    Williams Controls, Inc...........................   6,849             75,681
    Williams-Sonoma, Inc.............................  76,155          2,946,437
    Winmark Corp.....................................   3,894            223,282
  #*Winnebago Industries, Inc........................  42,778            417,086
   *WMS Industries, Inc..............................  63,629          1,559,547
   #Wolverine World Wide, Inc........................  55,027          2,308,383
   #World Wrestling Entertainment, Inc. Class A......  40,201            316,784
    Wyndham Worldwide Corp........................... 180,614          9,092,109
    Wynn Resorts, Ltd................................  13,405          1,788,227
    Yum! Brands, Inc.................................  41,894          3,046,951
   *Zale Corp........................................  46,608            127,706
  #*Zumiez, Inc......................................  41,911          1,536,457
                                                                    ------------
Total Consumer Discretionary.........................                937,053,102
                                                                    ============
Consumer Staples -- (5.5%)
    Alico, Inc.......................................   9,600            218,304
   *Alliance One International, Inc.................. 117,329            415,345
    Altria Group, Inc................................ 380,680         12,261,703
    Andersons, Inc. (The)............................  27,834          1,402,834
    Archer-Daniels-Midland Co........................ 327,205         10,087,730
    Arden Group, Inc. Class A........................   2,456            217,233
    Avon Products, Inc...............................  68,745          1,484,892
   #B&G Foods, Inc...................................  65,915          1,465,950

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
                                                      SHARES          VALUE+
                                                      -------       -----------
Consumer Staples -- (Continued)
  #*Boston Beer Co., Inc. Class A (The)..............   9,260       $   956,743
  #*Bridgford Foods Corp.............................   7,329            66,877
    Brown-Forman Corp. Class A.......................  13,570         1,141,373
    Brown-Forman Corp. Class B.......................  17,340         1,497,309
    Bunge, Ltd....................................... 143,956         9,285,162
   #Calavo Growers, Inc..............................  20,771           595,712
   #Cal-Maine Foods, Inc.............................  31,825         1,146,655
   #Campbell Soup Co.................................  45,434         1,537,032
   #Casey's General Stores, Inc......................  62,132         3,501,138
    CCA Industries, Inc..............................   5,962            27,783
  #*Central European Distribution Corp...............  86,014           419,748
   *Central Garden & Pet Co..........................  26,310           278,360
   *Central Garden & Pet Co. Class A.................  60,553           647,312
   *Chiquita Brands International, Inc...............  86,616           736,236
    Church & Dwight Co., Inc.........................  87,322         4,435,958
    Clorox Co. (The).................................  18,397         1,289,630
    Coca-Cola Bottling Co. Consolidated..............  10,417           668,251
   #Coca-Cola Co. (The).............................. 219,621        16,761,475
    Coca-Cola Enterprises, Inc....................... 219,366         6,607,304
   #Coffee Holding Co., Inc..........................   5,400            51,138
    Colgate-Palmolive Co.............................  38,688         3,827,791
    ConAgra Foods, Inc............................... 288,968         7,461,154
   *Constellation Brands, Inc. Class A............... 162,417         3,508,207
   *Constellation Brands, Inc. Class B...............   5,400           117,450
    Corn Products International, Inc................. 107,338         6,124,706
   #Costco Wholesale Corp............................  94,939         8,370,772
   *Craft Brew Alliance, Inc.........................  21,881           168,484
   *Crystal Rock Holdings, Inc.......................     200               202
    CVS Caremark Corp................................ 637,453        28,443,153
  #*Darling International, Inc....................... 169,225         2,771,905
   *Dean Foods Co.................................... 253,821         3,116,922
   #Diamond Foods, Inc...............................  29,698           620,688
  #*Dole Food Co., Inc............................... 121,962         1,034,238
    Dr. Pepper Snapple Group, Inc....................  82,726         3,357,021
   *Elizabeth Arden, Inc.............................  43,719         1,704,167
  #*Energizer Holdings, Inc..........................  47,928         3,418,704
   #Estee Lauder Cos., Inc...........................  37,796         2,469,969
   *Farmer Bros. Co..................................  22,748           207,007
   #Flowers Foods, Inc............................... 120,603         2,586,934
    Fortune Brands, Inc.............................. 152,865         8,679,675
    Fresh Del Monte Produce, Inc.....................  85,096         1,971,674
    General Mills, Inc............................... 108,088         4,203,542
    Golden Enterprises, Inc..........................   9,888            34,608
  #*Green Mountain Coffee Roasters, Inc..............  28,702         1,399,222
    Griffin Land & Nurseries, Inc....................   6,027           145,130
    H.J. Heinz Co....................................  28,103         1,498,171
   *Hain Celestial Group, Inc (The)..................  66,335         3,137,646
   *Harbinger Group, Inc.............................   8,503            43,875
   #Harris Teeter Supermarkets, Inc..................  63,986         2,429,548
   #Herbalife, Ltd...................................  44,162         3,105,472
    Hershey Co. (The)................................  16,300         1,092,263
   #Hormel Foods Corp................................ 113,841         3,308,219
   *IGI Labratories, Inc.............................     647               673
   *Imperial Sugar Co................................  16,137            65,355
    Ingles Markets, Inc. Class A.....................  18,252           317,402
    Inter Parfums, Inc...............................  42,988           677,061
    J & J Snack Foods Corp...........................  27,595         1,546,976
   #J.M. Smucker Co.................................. 102,584         8,168,764
   *John B. Sanfilippo & Son, Inc....................   7,516           108,681
   #Kellogg Co.......................................  30,401         1,537,379
    Kimberly-Clark Corp..............................  43,048         3,377,977

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
                                                      SHARES          VALUE+
                                                      -------       -----------
Consumer Staples -- (Continued)
    Kraft Foods, Inc. Class A........................ 806,654       $32,161,295
    Kroger Co. (The)................................. 130,294         3,031,941
   #Lancaster Colony Corp............................  31,161         2,032,009
  #*Lifeway Foods, Inc...............................   8,037            67,029
   #Limoneira Co.....................................     531             8,926
    Lorillard, Inc...................................  16,824         2,276,119
   *Mannatech, Inc...................................   2,000             9,080
   #McCormick & Co., Inc. Non-Voting.................  22,414         1,253,167
    McCormick & Co., Inc. Voting.....................   3,123           173,326
    Mead Johnson Nutrition Co........................  24,949         2,134,636
  #*Medifast, Inc....................................  23,165           445,231
    MGP Ingredients, Inc.............................  20,250            94,162
   #Molson Coors Brewing Co. Class A.................   1,020            42,636
   #Molson Coors Brewing Co. Class B................. 154,367         6,418,580
   *Monster Beverage Corp............................  37,800         2,455,488
    Nash-Finch Co....................................  17,087           428,884
   *National Beverage Corp...........................  51,729           768,693
   *Natural Alternatives International, Inc..........   7,028            46,315
   *Nature's Sunshine Products, Inc..................     400             6,192
   #Nu Skin Enterprises, Inc. Class A................  62,985         3,357,100
   *Nutraceutical International Corp.................  13,031           199,765
    Oil-Dri Corp. of America.........................  10,212           216,086
   *Omega Protein Corp...............................  25,815           184,835
    Orchids Paper Products Co........................   5,292            95,256
   *Overhill Farms, Inc..............................  20,281            92,076
   *Pantry, Inc. (The)...............................  32,229           411,242
    PepsiCo, Inc..................................... 188,490        12,440,340
    Philip Morris International, Inc................. 147,798        13,229,399
   *Physicians Formula Holdings, Inc.................  15,444            47,876
   *Pilgrim's Pride Corp............................. 232,688         1,661,392
  #*Post Holdings, Inc...............................  33,893         1,008,317
   *Prestige Brands Holdings, Inc....................  70,962         1,205,644
    PriceSmart, Inc..................................  29,831         2,462,251
    Procter & Gamble Co. (The)....................... 610,480        38,850,947
  #*Ralcorp Holdings, Inc............................  69,672         5,072,818
    Reliv' International, Inc........................   8,132            11,791
   *Revlon, Inc......................................  43,675           745,969
    Reynolds American, Inc...........................  85,900         3,507,297
   *Rite Aid Corp....................................  43,450            63,002
    Rocky Mountain Chocolate Factory, Inc............  12,658           119,871
   #Safeway, Inc..................................... 240,783         4,895,118
   #Sanderson Farms, Inc.............................  33,052         1,705,814
    Sara Lee Corp....................................  96,741         2,132,172
   *Schiff Nutrition International, Inc..............  30,143           495,852
   *Seneca Foods Corp. Class A.......................  13,093           304,936
   *Seneca Foods Corp. Class B.......................   1,999            46,737
   *Smart Balance, Inc...............................  95,362           562,636
   *Smithfield Foods, Inc............................ 241,341         5,058,507
   #Snyders-Lance, Inc...............................  99,668         2,579,408
    Spartan Stores, Inc..............................  32,655           595,301
   *Spectrum Brands Holdings, Inc....................  72,964         2,517,988
  #*Star Scientific, Inc.............................  11,310            40,150
   #SUPERVALU, Inc................................... 313,468         1,862,000
   *Susser Holdings Corp.............................  30,256           807,533
   #Sysco Corp.......................................  64,489         1,863,732
   *Tofutti Brands, Inc..............................   1,645             2,945
   #Tootsie Roll Industries, Inc.....................  53,554         1,275,121
  #*TreeHouse Foods, Inc.............................  51,663         2,971,139
    Tyson Foods, Inc. Class A........................ 296,508         5,411,271
  #*United Natural Foods, Inc........................  67,665         3,335,208
    United-Guardian, Inc.............................   4,655            89,492

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Consumer Staples -- (Continued)
   #Universal Corp...................................  34,745       $  1,592,363
  #*USANA Health Sciences, Inc.......................  22,158            923,989
   #Vector Group, Ltd................................  50,185            870,710
    Village Super Market, Inc........................   9,352            258,115
    Walgreen Co...................................... 203,270          7,126,646
    Wal-Mart Stores, Inc............................. 387,774         22,843,766
    WD-40 Co.........................................  21,425            965,839
    Weis Markets, Inc................................  38,456          1,715,138
   #Whole Foods Market, Inc..........................  55,822          4,637,134
                                                                    ------------
Total Consumer Staples...............................                423,687,717
                                                                    ------------

Energy -- (9.8%)
  #*Abraxas Petroleum Corp...........................  37,774            112,567
    Adams Resources & Energy, Inc....................   6,454            391,951
    Alon USA Energy, Inc.............................  55,783            504,278
  #*Alpha Natural Resources, Inc.....................  85,657          1,381,647
    Anadarko Petroleum Corp.......................... 239,394         17,526,035
    Apache Corp...................................... 188,754         18,109,059
  #*Approach Resources, Inc..........................  45,649          1,637,886
   #Arch Coal, Inc................................... 126,752          1,237,100
   *Atwood Oceanics, Inc.............................  97,364          4,316,146
    Baker Hughes, Inc................................ 197,277          8,701,888
   *Barnwell Industries, Inc.........................  10,714             33,803
   *Basic Energy Services, Inc.......................  61,773            889,531
   #Berry Petroleum Co. Class A......................  76,632          3,490,588
  #*Bill Barrett Corp................................  68,286          1,637,498
   *BioFuel Energy Corp..............................  11,712              5,421
   *Black Ridge Oil and Gas, Inc.....................   3,728              1,976
    Bolt Technology Corp.............................   9,925            141,630
  #*BPZ Resources, Inc............................... 169,640            687,042
   #Bristow Group, Inc...............................  54,357          2,655,339
    Cabot Oil & Gas Corp............................. 130,470          4,584,716
   *Cal Dive International, Inc...................... 125,662            486,312
   *Callon Petroleum Co..............................  56,649            329,131
   *Cameron International Corp.......................  94,111          4,823,189
   #CARBO Ceramics, Inc..............................  20,496          1,723,509
  #*Carrizo Oil & Gas, Inc...........................  58,881          1,651,023
  #*Cheniere Energy, Inc.............................  83,782          1,534,048
   #Chesapeake Energy Corp........................... 320,594          5,911,753
    Chevron Corp..................................... 984,196        104,875,926
   #Cimarex Energy Co................................  57,700          3,987,647
  #*Clayton Williams Energy, Inc.....................  18,098          1,330,927
  #*Clean Energy Fuels Corp.......................... 103,121          1,984,048
   *Cloud Peak Energy, Inc...........................  89,164          1,372,234
  #*Cobalt International Energy, Inc.................  30,619            819,364
   *Comstock Resources, Inc..........................  64,268          1,129,189
   *Concho Resources, Inc............................  53,496          5,733,701
    ConocoPhillips................................... 632,838         45,330,186
   #Consol Energy, Inc...............................  54,115          1,798,783
   *Contango Oil & Gas Co............................  22,662          1,229,640
  #*Continental Resources, Inc.......................   8,245            735,866
   *CREDO Petroleum Corp.............................  13,101            133,761
   *Crimson Exploration, Inc.........................  52,369            285,411
    Crosstex Energy, Inc.............................  90,682          1,351,162
   *CVR Energy, Inc.................................. 123,987          3,764,245
   *Dawson Geophysical Co............................  11,888            319,193
    Delek US Holdings, Inc...........................  56,001            912,816
   *Denbury Resources, Inc........................... 368,963          7,025,056
    Devon Energy Corp................................ 189,302         13,222,745
    DHT Holdings, Inc................................  53,246             42,597
   #Diamond Offshore Drilling, Inc...................  75,303          5,162,021

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CONTINUED


                                                    SHARES            VALUE+
                                                   ---------       ------------
Energy -- (Continued)
   *Double Eagle Petroleum Co.....................    12,728       $     69,877
   *Dresser-Rand Group, Inc.......................    58,960          2,870,173
  #*Dril-Quip, Inc................................    25,200          1,698,228
    El Paso Corp..................................   146,757          4,354,280
  #*Endeavour International Corp..................    56,083            699,916
    Energen Corp..................................    35,750          1,872,585
  #*Energy Partners, Ltd..........................    58,047            945,005
   *Energy XXI (Bermuda), Ltd.....................    69,544          2,620,418
   *ENGlobal Corp.................................    28,950             57,900
    EOG Resources, Inc............................   124,995         13,725,701
    EQT Corp......................................    31,401          1,564,084
  #*Evolution Petroleum Corp......................    23,938            211,612
   #EXCO Resources, Inc...........................    85,501            627,577
   *Exterran Holdings, Inc........................    96,014          1,297,149
    Exxon Mobil Corp.............................. 1,268,253        109,500,964
   *FieldPoint Petroleum Corp.....................     9,928             39,017
  #*FMC Technologies, Inc.........................    46,376          2,179,672
  #*Forest Oil Corp...............................   123,793          1,648,923
  #*FX Energy, Inc................................    36,545            207,576
   *Gasco Energy, Inc.............................     7,108              1,706
   *Geokinetics, Inc..............................    18,573             32,874
   *GeoMet, Inc...................................     1,692                880
   *GeoPetro Resources Co.........................     1,500                240
   *GeoResources, Inc.............................    37,937          1,430,604
  #*Gevo, Inc.....................................     4,531             43,905
   *Global Geophysical Services, Inc..............       100                957
  #*GMX Resources, Inc............................    70,561             96,669
   *Green Plains Renewable Energy, Inc............    50,430            402,936
    Gulf Island Fabrication, Inc..................    20,975            587,720
   *Gulfmark Offshore, Inc. Class A...............    39,453          1,900,451
   *Gulfport Energy Corp..........................    63,451          1,663,051
    Halliburton Co................................   117,429          4,018,420
  #*Harvest Natural Resources, Inc................    65,844            453,007
  #*Heckmann Corp.................................   170,176            646,669
   *Helix Energy Solutions Group, Inc.............   157,210          3,208,656
   #Helmerich & Payne, Inc........................    78,835          4,051,331
   *Hercules Offshore, Inc........................   206,770          1,050,392
    Hess Corp.....................................   149,217          7,780,174
   *HKN, Inc......................................    11,151             25,424
   *HollyFrontier Corp............................   243,819          7,514,502
   *Hornbeck Offshore Services, Inc...............    51,170          2,130,207
  #*Houston American Energy Corp..................    11,604             26,805
  #*ION Geophysical Corp..........................   258,401          1,609,838
  #*James River Coal Co...........................    39,677            196,798
   *Key Energy Services, Inc......................   215,011          2,722,039
   *Kodiak Oil & Gas Corp.........................     6,568             58,127
   *Lone Pine Resources, Inc......................    45,105            268,826
  #*Lucas Energy, Inc.............................    22,919             42,629
   #Lufkin Industries, Inc........................    35,780          2,749,335
  #*Magnum Hunter Resources Corp..................   181,126          1,124,792
    Marathon Oil Corp.............................   343,699         10,084,129
    Marathon Petroleum Corp.......................   188,287          7,834,622
   *Matrix Service Co.............................    40,488            552,661
   *McDermott International, Inc..................   103,610          1,170,793
  #*McMoran Exploration Co........................   161,984          1,425,459
   *Mexco Energy Corp.............................     2,059             14,928
   *Mitcham Industries, Inc.......................    18,174            431,814
    Murphy Oil Corp...............................   164,467          9,040,751
   *Nabors Industries, Ltd........................   260,495          4,337,242
    National Oilwell Varco, Inc...................   194,038         14,700,319
   *Natural Gas Services Group, Inc...............    17,348            226,218

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CONTINUED


                                                      SHARES          VALUE+
                                                      -------       -----------
Energy -- (Continued)
   *Newfield Exploration Co..........................  91,868       $ 3,298,061
   *Newpark Resources, Inc........................... 134,599           856,050
    Noble Corp....................................... 164,399         6,257,026
    Noble Energy, Inc................................  80,838         8,028,830
  #*Nordic American Tankers, Ltd.....................   4,173            60,592
   *Northern Oil & Gas, Inc..........................  91,459         1,777,048
  #*Oasis Petroleum, Inc.............................  23,182           766,629
    Occidental Petroleum Corp........................ 321,686        29,344,197
    Oceaneering International, Inc...................  55,284         2,854,313
   *Oil States International, Inc....................  74,065         5,894,093
   #Overseas Shipholding Group, Inc..................  35,977           420,931
   *OYO Geospace Corp................................   8,582           988,818
    Panhandle Oil & Gas, Inc. Class A................  11,937           328,864
   *Parker Drilling Co............................... 172,930           894,048
  #*Patriot Coal Corp................................ 113,149           659,659
   #Patterson-UTI Energy, Inc........................ 219,937         3,556,381
   #Peabody Energy Corp..............................  49,075         1,526,723
    Penn Virginia Corp...............................  56,852           291,082
   *Petroleum Development Corp.......................  35,074         1,206,195
  #*PetroQuest Energy, Inc...........................  93,751           566,256
   *PHI, Inc. Non-Voting.............................  17,483           465,572
   *PHI, Inc. Voting.................................   2,295            57,077
   *Pioneer Drilling Co..............................  89,328           703,905
   #Pioneer Natural Resources Co.....................  92,820        10,750,412
   *Plains Exploration & Production Co............... 192,608         7,868,037
   *PostRock Energy Corp.............................   1,400             3,430
   *Pyramid Oil Co...................................   3,900            18,291
    QEP Resources, Inc............................... 127,594         3,931,171
  #*Quicksilver Resources, Inc....................... 180,523           848,458
   #Range Resources Corp.............................  72,807         4,853,315
   *Rentech, Inc.....................................  12,501            28,877
   *REX American Resources Corp......................  19,000           527,060
  #*Rex Energy Corp..................................  65,538           688,804
   *RigNet, Inc......................................     520             8,882
   *Rosetta Resources, Inc...........................  63,914         3,212,957
  #*Rowan Cos., Inc.................................. 141,858         4,898,357
  #*Royale Energy, Inc...............................   3,300            15,642
   #RPC, Inc......................................... 237,456         2,455,295
  #*SandRidge Energy, Inc............................ 582,703         4,655,797
    Schlumberger, Ltd................................ 196,168        14,543,896
   *SEACOR Holdings, Inc.............................  32,556         3,025,429
   *SemGroup Corp. Class A...........................  31,765         1,010,127
   #Ship Finance International, Ltd.................. 112,802         1,562,308
    SM Energy Co.....................................  78,561         5,193,668
  #*Southwestern Energy Co...........................  43,804         1,383,330
    Spectra Energy Corp..............................  79,090         2,431,227
   *Stone Energy Corp................................  71,727         2,011,942
    Sunoco, Inc...................................... 142,868         7,041,964
   *Superior Energy Services, Inc.................... 217,569         5,856,957
   *Swift Energy Co..................................  62,421         1,888,235
    Teekay Corp...................................... 104,621         3,776,818
   *Tesco Corp.......................................  39,354           642,651
  #*Tesoro Corp...................................... 210,506         4,894,264
   *TETRA Technologies, Inc.......................... 105,685           920,516
   *TGC Industries, Inc..............................  28,481           324,971
    Tidewater, Inc...................................  76,627         4,216,784
    Transocean, Ltd.................................. 148,507         7,483,268
   *Triangle Petroleum Corp..........................  58,085           378,133
   *Ultra Petroleum Corp.............................  33,400           659,984
   *Union Drilling, Inc..............................  32,882           183,153
   *Unit Corp........................................  71,056         3,002,116

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Energy -- (Continued)
  #*Uranium Energy Corp..............................  16,747       $     49,404
   *Uranium Resources, Inc...........................   4,436              3,859
  #*USEC, Inc........................................ 144,568            121,668
   *VAALCO Energy, Inc...............................  85,407            774,641
    Valero Energy Corp............................... 319,549          7,892,860
   *Venoco, Inc......................................  34,405            382,240
  #*Verenium Corp....................................     600              2,592
   *Voyager Oil & Gas, Inc...........................   3,728              9,469
   #W&T Offshore, Inc................................ 108,058          2,136,307
   *Warren Resources, Inc............................ 102,984            318,221
   *Weatherford International, Ltd................... 563,868          8,046,396
   #Western Refining, Inc............................ 132,779          2,529,440
   *Westmoreland Coal Co.............................   9,348             94,321
   *Whiting Petroleum Corp...........................  96,330          5,510,076
   *Willbros Group, Inc..............................  63,925            345,195
   *Williams Cos., Inc. (The)........................ 198,070          6,740,322
   #World Fuel Services Corp.........................  90,625          3,992,938
  #*WPX Energy, Inc..................................  22,381            393,234
  #*ZaZa Energy Corp.................................  20,142             96,279
  #*Zion Oil & Gas, Inc..............................  34,469             85,483
                                                                    ------------
Total Energy.........................................                756,424,962
                                                                    ------------
Financials -- (16.1%)
   *1st Constitution Bancorp.........................   3,045             25,274
    1st Source Corp..................................  34,874            791,291
   *1st United Bancorp, Inc..........................  39,098            236,934
   *21st Century Holding Co..........................   6,646             29,309
    Access National Corp.............................  11,632            148,424
    ACE, Ltd......................................... 165,128         12,544,774
   *Affiliated Managers Group, Inc...................  43,142          4,901,794
   *Affirmative Insurance Holdings, Inc..............  13,405              6,768
    Aflac, Inc....................................... 210,741          9,491,775
   *Allegheny Corp...................................  12,732          4,365,803
    Alliance Bancorp, Inc. of Pennsylvania...........   4,908             56,933
    Alliance Financial Corp..........................   6,323            192,915
    Allied World Assurance Co. Holdings AG...........  62,835          4,521,607
    Allstate Corp. (The)............................. 246,345          8,210,679
    Alterra Capital Holdings, Ltd.................... 155,558          3,722,503
   *Altisource Portfolio Solutions SA................  19,775          1,183,138
    Ameriana Bancorp.................................     898              4,939
   *American Capital, Ltd............................ 503,347          4,998,236
   #American Equity Investment Life Holding Co.......  87,128          1,068,189
    American Express Co.............................. 144,663          8,710,159
    American Financial Group, Inc.................... 152,581          5,938,453
   *American Independence Corp.......................   5,200             22,984
   *American International Group, Inc................  82,264          2,799,444
    American National Bankshares, Inc................   8,116            190,158
    American National Insurance Co...................  32,156          2,257,351
   *American River Bankshares........................   7,316             53,260
   *American Safety Insurance Holdings, Ltd..........  14,819            280,524
   *American Spectrum Realty, Inc....................   1,280              6,387
    Ameriprise Financial, Inc........................ 216,946         11,760,643
  #*Ameris Bancorp...................................  33,958            421,079
   *AMERISAFE, Inc...................................  27,039            722,482
   *AmeriServ Financial, Inc.........................  18,864             55,649
   #AmTrust Financial Services, Inc..................  85,842          2,338,336
   *Anchor Bancorp Wisconsin, Inc....................   8,394              5,456
  #*Aon P.L.C........................................ 107,980          5,593,364
   *Arch Capital Group, Ltd.......................... 139,974          5,498,179
    Argo Group International Holdings, Ltd...........  44,729          1,290,879
   #Arrow Financial Corp.............................  17,502            418,998

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CONTINUED


                                                     SHARES           VALUE+
                                                    ---------       -----------
Financials -- (Continued)
    Aspen Insurance Holdings, Ltd..................   103,326       $ 2,926,192
    Associated Banc-Corp...........................   260,255         3,469,199
    Assurant, Inc..................................   137,241         5,536,302
    Assured Guaranty, Ltd..........................   271,388         3,848,282
   #Astoria Financial Corp.........................   135,339         1,311,435
    Atlantic American Corp.........................    11,687            34,243
   *Atlantic Coast Financial Corp..................     1,723             3,618
    Auburn National Bancorporation, Inc............     1,955            43,694
   *AV Homes, Inc..................................    15,763           196,565
    Axis Capital Holdings, Ltd.....................   141,093         4,799,984
   #Baldwin & Lyons, Inc. Class A..................     2,126            54,851
    Baldwin & Lyons, Inc. Class B..................    15,642           340,526
    Bancfirst Corp.................................    29,967         1,249,624
    Bancorp of New Jersey, Inc.....................       200             1,855
   *Bancorp, Inc...................................    47,986           492,816
   #BancorpSouth, Inc..............................   123,142         1,658,723
   *BancTrust Financial Group, Inc.................    15,187            32,045
    Bank Mutual Corp...............................    64,121           250,072
    Bank of America Corp........................... 4,531,729        36,752,322
    Bank of Commerce Holdings......................     8,161            34,766
   #Bank of Hawaii Corp............................    60,275         2,946,845
   #Bank of Kentucky Financial Corp................     5,476           138,050
    Bank of New York Mellon Corp. (The)............   571,486        13,515,644
   #Bank of the Ozarks, Inc........................    51,438         1,589,434
   *BankAtlantic Bancorp, Inc. Class A.............     2,975            16,690
    BankFinancial Corp.............................    27,430           182,684
  #*BankUnited, Inc................................     7,273           178,916
    Banner Corp....................................    25,068           550,243
    Bar Harbor Bankshares..........................     5,080           187,960
   #BB&T Corp......................................   341,454        10,940,186
   *BBCN Bancorp, Inc..............................   116,349         1,277,512
   #BCB Bancorp, Inc...............................     9,933           102,906
   *BCSB Bancorp, Inc..............................     1,647            22,893
   #Beacon Federal Bancorp, Inc....................     5,044            65,572
   *Beneficial Mutual Bancorp, Inc.................   105,894           918,101
   *Berkshire Bancorp, Inc.........................     3,850            27,527
   *Berkshire Hathaway, Inc........................   223,481        17,979,046
    Berkshire Hills Bancorp, Inc...................    30,858           700,168
   #BGC Partners, Inc. Class A.....................    61,619           429,484
   #BlackRock, Inc.................................    47,708         9,139,899
   *BNCCORP, Inc...................................     1,190             2,767
  #*BofI Holding, Inc..............................    16,017           284,622
   #BOK Financial Corp.............................    91,939         5,243,281
    Boston Private Financial Holdings, Inc.........   113,080         1,053,906
   #Bridge Bancorp, Inc............................     6,184           120,464
   *Bridge Capital Holdings........................    11,048           168,924
    Brookline Bancorp, Inc.........................    99,350           892,163
   #Brown & Brown, Inc.............................   211,091         5,693,124
   *Brunswick Bancorp..............................       120               699
    Bryn Mawr Bank Corp............................    18,173           390,538
    C&F Financial Corp.............................     2,201            69,221
    Calamos Asset Management, Inc..................    29,331           378,957
    California First National Bancorp..............     8,102           128,822
   *Camco Financial Corp...........................     4,832            11,645
    Camden National Corp...........................    10,961           356,452
   *Cape Bancorp, Inc..............................     6,875            55,962
  #*Capital Bank Corp..............................    15,860            36,478
   #Capital City Bank Group, Inc...................    22,959           191,708
    Capital One Financial Corp.....................   223,794        12,416,091
    Capital Properties, Inc. Class A...............       700            10,500
   .Capital Properties, Inc. Class B...............       700                --

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CONTINUED


                                                      SHARES           VALUE+
                                                     ---------       -----------
Financials -- (Continued)
    Capital Southwest Corp..........................     4,875       $   466,635
    CapitalSource, Inc..............................   467,159         3,013,176
    Capitol Federal Financial, Inc..................   247,178         2,919,172
    Cardinal Financial Corp.........................    42,410           511,889
   *Carolina Bank Holdings, Inc.....................     1,200             5,436
   *Carrollton Bancorp..............................     1,139             5,963
   #Cash America International, Inc.................    40,979         1,915,768
    Cathay General Bancorp..........................   116,121         1,999,604
   #CBOE Holdings, Inc..............................       857            22,659
  #*CBRE Group, Inc. Class A........................    48,551           913,244
   #Center Bancorp, Inc.............................    21,574           228,037
    Centerstate Banks, Inc..........................    37,342           300,230
    Central Bancorp, Inc............................       705            12,768
  #*Central Pacific Financial Corp..................     8,963           127,454
    Century Bancorp, Inc. Class A...................     3,952           108,561
    CFS Bancorp, Inc................................     2,552            14,164
   #Charles Schwab Corp. (The)......................   195,234         2,791,846
   #Charter Financial Corp..........................     3,253            29,277
    Chemical Financial Corp.........................    40,404           891,716
   *Chicopee Bancorp, Inc...........................     7,105           102,312
   #Chubb Corp. (The)...............................   143,004        10,449,302
   #Cincinnati Financial Corp.......................   160,136         5,704,044
   *CIT Group, Inc..................................   198,211         7,502,286
    Citigroup, Inc.................................. 1,039,825        34,355,818
  #*Citizens Community Bancorp, Inc.................     5,940            36,650
    Citizens Holding Co.............................     2,412            45,225
   *Citizens Republic Bancorp, Inc..................       695            11,725
    Citizens South Banking Corp.....................     7,443            37,215
  #*Citizens, Inc...................................    72,036           692,266
   #City Holding Co.................................    22,386           746,573
   #City National Corp..............................    79,731         4,246,473
    CKX Lands, Inc..................................     2,161            27,564
    Clifton Savings Bancorp, Inc....................    34,968           357,373
    CME Group, Inc..................................    30,966         8,231,382
    CNA Financial Corp..............................   246,641         7,552,147
   #CNB Financial Corp..............................    11,942           196,326
   *CNO Financial Group, Inc........................   360,876         2,623,569
    CoBiz Financial, Inc............................    54,009           337,556
    Codorus Valley Bancorp, Inc.....................     2,839            39,178
   #Cohen & Steers, Inc.............................    29,582         1,042,470
   *Colonial Financial Services, Inc................     2,537            34,186
   *Colony Bankcorp, Inc............................     3,512            14,417
    Columbia Banking System, Inc....................    58,059         1,189,629
   #Comerica, Inc...................................   196,274         6,284,693
   #Commerce Bancshares, Inc........................   132,588         5,316,779
    Commercial National Financial Corp..............     2,306            57,419
   #Community Bank System, Inc......................    69,471         1,953,525
   *Community Bankers Trust Corp....................       200               478
   #Community Trust Bancorp, Inc....................    22,801           728,492
   *Community West Bancshares.......................     3,113             7,082
  #*CompuCredit Holdings Corp.......................    56,671           312,257
    Consolidated-Tokoma Land Co.....................     7,705           226,527
   *Consumer Portfolio Services, Inc................    12,586            22,025
   *Cowen Group, Inc. Class A.......................   118,366           298,282
    Crawford & Co. Class A..........................    36,643           137,045
    Crawford & Co. Class B..........................    35,292           168,343
  #*Credit Acceptance Corp..........................    34,100         3,206,423
   #Cullen Frost Bankers, Inc.......................    91,529         5,396,550
   #CVB Financial Corp..............................   146,735         1,697,724
    Delphi Financial Group, Inc. Class A............    69,380         3,151,240
  #*DFC Global Corp.................................    61,154         1,068,972

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
    Diamond Hill Investment Group, Inc......................   2,604 $   197,618
    Dime Community Bancshares, Inc..........................  52,656     729,812
    Discover Financial Services............................. 238,701   8,091,964
    Donegal Group, Inc. Class A.............................  28,287     385,269
    Donegal Group, Inc. Class B.............................   5,678      99,365
   *Doral Financial Corp....................................   7,093      12,980
    Duff & Phelps Corp......................................  49,719     790,532
   *E*Trade Financial Corp.................................. 398,275   4,233,663
    Eagle Bancorp Montana, Inc..............................     751       7,698
    East West Bancorp, Inc.................................. 222,252   5,060,678
    Eastern Insurance Holdings, Inc.........................  10,923     167,122
   *Eastern Virginia Bankshares, Inc........................   2,788      10,734
   #Eaton Vance Corp........................................  42,432   1,115,962
    ECB Bancorp, Inc........................................   1,850      17,408
    Edelman Financial Group, Inc............................  30,336     267,867
   *eHealth, Inc............................................  30,494     540,354
    EMC Insurance Group, Inc................................  17,818     352,262
    Employers Holdings, Inc.................................  53,620     928,698
  #*Encore Bancshares, Inc..................................  12,014     246,407
    Endurance Specialty Holdings, Ltd.......................  72,303   2,905,135
   *Enstar Group, Ltd.......................................  18,674   1,758,531
   #Enterprise Bancorp, Inc.................................   8,838     142,203
    Enterprise Financial Services Corp......................  24,468     295,818
    Epoch Holding Corp......................................  13,833     373,491
    Erie Indemnity Co.......................................  44,280   3,405,132
   #ESB Financial Corp......................................  17,450     234,353
    ESSA Bancorp, Inc.......................................  21,343     208,094
    Evans Bancorp, Inc......................................   2,684      40,287
    Evercore Partners, Inc..................................  40,734   1,076,600
    Everest Re Group, Ltd...................................  53,037   5,255,967
   *EZCORP, Inc.............................................  68,341   1,830,855
   *Farmers Capital Bank Corp...............................   6,545      42,215
    FBL Financial Group, Inc. Class A.......................  44,583   1,298,257
    Federal Agricultural Mortgage Corp. Class A.............   1,506      26,920
    Federal Agricultural Mortgage Corp. Class C.............  13,567     310,142
   #Federated Investors, Inc................................  40,892     902,895
    Fidelity Bancorp, Inc...................................   2,075      22,669
    Fidelity National Financial, Inc. Class A............... 327,791   6,316,533
    Fidelity Southern Corp..................................   9,338      79,280
    Fifth Third Bancorp..................................... 795,121  11,314,572
    Financial Institutions, Inc.............................  19,507     330,058
   *First Acceptance Corp...................................  34,466      53,078
    First Advantage Bancorp.................................   3,449      45,544
    First American Financial Corp........................... 145,110   2,430,592
   *First BanCorp...........................................  24,569     104,664
    First Bancorp...........................................  22,920     229,658
    First Bancorp of Indiana, Inc...........................     700       7,875
   #First Bancorp, Inc......................................  12,744     184,915
   *First Bancshares, Inc...................................     569       3,670
    First Bancshares, Inc. (The)............................     588       5,404
    First Busey Corp........................................ 123,370     572,437
    First Business Financial Services, Inc..................   2,063      46,851
   *First California Financial Group, Inc...................  34,112     186,252
   *First Cash Financial Services, Inc......................  38,835   1,590,682
    First Citizens BancShares, Inc. Class A.................  12,723   2,204,896
    First Commonwealth Financial Corp....................... 143,733     924,203
    First Community Bancshares, Inc.........................  24,996     334,696
    First Defiance Financial Corp...........................  11,380     195,508
  #*First Federal Bancshares of Arkansas, Inc...............   5,920      55,944
   *First Federal of Northern Michigan Bancorp, Inc.........   1,458       5,416
    First Financial Bancorp.................................  81,744   1,374,117

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   #First Financial Bankshares, Inc.........................  46,734 $ 1,581,479
    First Financial Corp....................................  19,439     583,170
    First Financial Holdings, Inc...........................  21,934     253,118
  #*First Financial Northwest, Inc..........................  20,760     165,042
   *First Financial Service Corp............................   1,956       6,846
   #First Horizon National Corp............................. 394,828   3,624,521
    First Interstate BancSystem, Inc........................  15,471     217,986
    First M&F Corp..........................................   7,764      33,851
   *First Marblehead Corp. (The)............................ 119,068     126,212
    First Merchants Corp....................................  41,397     510,425
    First Midwest Bancorp, Inc.............................. 104,800   1,116,120
   #First Niagara Financial Group, Inc...................... 438,568   3,920,798
    First Pactrust Bancorp, Inc.............................  13,132     144,321
   *First Place Financial Corp..............................  23,310      15,152
   *First Republic Bank.....................................  15,709     518,868
   *First South Bancorp, Inc................................  10,177      43,863
  #*First United Corp.......................................   5,415      44,674
   *First West Virginia Bancorp.............................     724      11,656
    Firstbank Corp..........................................   6,355      63,232
   *FirstCity Financial Corp................................   9,660      79,888
   #FirstMerit Corp......................................... 163,653   2,749,370
   *Flagstar Bancorp, Inc...................................   2,830       2,463
    Flagstone Reinsurance Holdings SA.......................  99,613     747,097
    Flushing Financial Corp.................................  45,531     593,269
   #FNB Corp................................................ 202,337   2,296,525
  #*FNB United Corp.........................................     122       2,067
  #*Forest City Enterprises, Inc............................ 239,607   3,821,732
   *Forest City Enterprises, Inc. Class B...................  13,338     211,674
   *Forestar Group, Inc.....................................  50,783     781,043
    Fox Chase Bancorp, Inc..................................  26,803     340,934
    Franklin Resources, Inc.................................  24,551   3,081,396
    Fulton Financial Corp................................... 293,859   3,082,581
    GAINSCO, Inc............................................   1,100       9,576
    Gallagher (Arthur J.) & Co..............................  93,055   3,495,146
    GAMCO Investors, Inc....................................   8,742     393,915
   *Genworth Financial, Inc. Class A........................ 505,338   3,037,081
   #German American Bancorp, Inc............................  17,723     337,446
    GFI Group, Inc.......................................... 170,387     562,277
   #Glacier Bancorp, Inc.................................... 105,208   1,567,599
   *Gleacher & Co., Inc.....................................  86,763      90,234
   *Global Indemnity P.L.C..................................  25,376     457,022
    Goldman Sachs Group, Inc. (The)......................... 215,233  24,784,080
    Gouverneur Bancorp, Inc.................................     600       4,995
   #Great Southern Bancorp, Inc.............................  19,235     462,409
  #*Green Dot Corp. Class A.................................   1,960      51,724
   *Greene Bancshares, Inc..................................  14,450      23,842
   #Greenhill & Co., Inc....................................  28,171   1,094,443
   *Greenlight Capital Re, Ltd. Class A.....................  43,755   1,089,499
   *Guaranty Bancorp........................................  29,373      57,277
   *Guaranty Federal Bancshares, Inc........................   1,840      15,198
   *Hallmark Financial Services, Inc........................  25,032     188,241
    Hampden Bancorp, Inc....................................   4,784      59,322
  #*Hampton Roads Bankshares, Inc...........................     319       1,008
   #Hancock Holding Co...................................... 127,537   4,104,141
   *Hanmi Financial Corp....................................  23,890     249,173
    Hanover Insurance Group, Inc. (The).....................  67,028   2,705,250
   #Harleysville Group, Inc.................................  36,015   2,158,739
    Harleysville Savings Financial Corp.....................   3,569      62,814
   *Harris & Harris Group, Inc..............................  39,920     160,878
    Hartford Financial Services Group, Inc.................. 338,887   6,964,128
    Hawthorn Bancshares, Inc................................   2,483      18,610

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
    HCC Insurance Holdings, Inc...........................   159,277 $ 5,090,493
    Heartland Financial USA, Inc..........................    23,381     433,016
   *Heritage Commerce Corp................................    28,530     192,292
    Heritage Financial Corp...............................    21,608     283,065
    Heritage Financial Group, Inc.........................     9,512     107,200
    HF Financial Corp.....................................     5,606      67,272
   *HFF, Inc..............................................    46,884     766,085
   *Hilltop Holdings, Inc.................................    80,703     639,975
    Hingham Institution for Savings.......................     1,548      89,242
   *HMN Financial, Inc....................................     2,615       7,453
   *Home Bancorp, Inc.....................................     8,770     152,247
   #Home BancShares, Inc..................................    39,075   1,138,646
    Home Federal Bancorp, Inc.............................    22,353     218,836
    Homeowners Choice, Inc................................     9,548     133,767
    HopFed Bancorp, Inc...................................     3,213      28,564
    Horace Mann Educators Corp............................    59,032   1,036,012
    Horizon Bancorp.......................................     3,189      80,267
   *Horizon Financial Corp................................     7,850          14
   *Howard Hughes Corp. (The).............................     9,955     668,080
   *Hudson City Bancorp, Inc..............................   687,064   4,850,672
    Hudson Valley Holding Corp............................    25,014     458,507
    Huntington Bancshares, Inc............................   846,095   5,660,376
   #IBERIABANK Corp.......................................    44,097   2,252,034
   *ICG Group, Inc........................................    51,005     483,527
   *Imperial Holdings, Inc................................       724       2,773
    Independence Holding Co...............................    18,425     195,858
   #Independent Bank Corp. (453836108)....................    29,820     837,047
  #*Independent Bank Corp. (453838609)....................     8,213      31,456
    Indiana Community Bancorp.............................     4,755     108,319
    Infinity Property & Casualty Corp.....................    19,978   1,067,025
    Interactive Brokers Group, Inc. Class A...............    63,675     965,950
   *IntercontinentalExchange, Inc.........................    44,162   5,875,312
   *InterGroup Corp. (The)................................       677      12,890
    International Bancshares Corp.........................    99,602   1,965,147
   *Intervest Bancshares Corp. Class A....................    23,002      92,008
   *INTL. FCStone, Inc....................................    27,478     590,777
    Invesco, Ltd..........................................   428,153  10,635,321
   *Investment Technology Group, Inc......................    51,038     520,588
  #*Investors Bancorp, Inc................................   194,062   2,996,317
   *Investors Capital Holdings, Ltd.......................     5,019      21,180
    Investors Title Co....................................     2,281     116,263
   *Jacksonville Bancorp, Inc.............................       448       1,169
  #*Janus Capital Group, Inc..............................   263,762   1,999,316
    Jefferies Group, Inc..................................   300,163   4,781,597
   *Jefferson Bancshares, Inc.............................     2,704       5,476
    JMP Group, Inc........................................    29,323     217,283
    Jones Lang LaSalle, Inc...............................    47,348   3,784,999
    JPMorgan Chase & Co................................... 1,878,234  80,726,497
    Kaiser Federal Financial Group, Inc...................    10,888     152,323
    KBW, Inc..............................................    46,464     791,747
    Kearny Financial Corp.................................    96,018     931,375
   #Kemper Corp...........................................    88,874   2,665,331
   #Kennedy-Wilson Holdings, Inc..........................    32,028     450,314
   #Kentucky First Federal Bancorp........................     3,283      28,726
    KeyCorp...............................................   941,051   7,566,050
   *Knight Capital Group, Inc.............................   143,487   1,885,419
    Lake Shore Bancorp, Inc...............................       449       4,490
    Lakeland Bancorp, Inc.................................    38,164     348,819
    Lakeland Financial Corp...............................    23,691     616,914
    Landmark Bancorp, Inc.................................     2,198      45,037
    Legg Mason, Inc.......................................   207,331   5,405,119

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
    Leucadia National Corp.................................. 230,718 $ 5,735,649
   #Life Partners Holdings, Inc.............................  19,881      54,076
   #Lincoln National Corp................................... 278,897   6,908,279
    LNB Bancorp, Inc........................................  13,999      92,393
    Loews Corp.............................................. 183,672   7,554,429
   *Louisiana Bancorp, Inc..................................   3,600      58,320
  #*LPL Investment Holdings, Inc............................  26,017     933,750
   *LSB Financial Corp......................................     837      14,229
    M&T Bank Corp........................................... 123,165  10,625,445
  #*Macatawa Bank Corp......................................  39,247     133,047
   *Magyar Bancorp, Inc.....................................   2,122      10,164
    Maiden Holdings, Ltd....................................  97,039     805,424
    MainSource Financial Group, Inc.........................  27,869     325,789
   *Malvern Federal Bancorp, Inc............................     646       5,491
  #*Markel Corp.............................................  12,912   5,684,895
    MarketAxess Holdings, Inc...............................  42,610   1,461,949
    Marlin Business Services Corp...........................  18,895     277,379
    Marsh & McLennan Cos., Inc.............................. 132,000   4,415,400
   *Maui Land & Pineapple Co., Inc..........................   7,073      27,938
    Mayflower Bancorp, Inc..................................     768       6,689
    MB Financial, Inc.......................................  79,700   1,647,399
  #*MBIA, Inc............................................... 370,356   3,733,188
  #*MBT Financial Corp......................................  11,803      35,881
    MCG Capital Corp........................................ 111,636     467,755
    Meadowbrook Insurance Group, Inc........................  75,195     663,972
    Medallion Financial Corp................................  24,458     267,326
  #*Mercantile Bank Corp....................................   9,404     140,496
    Merchants Bancshares, Inc...............................   8,796     236,436
    Mercury General Corp....................................  81,675   3,690,893
   *Meridian Interstate Bancorp, Inc........................  26,811     359,267
    Meta Financial Group, Inc...............................   3,022      63,674
    MetLife, Inc............................................ 512,756  18,474,599
   *Metro Bancorp, Inc......................................  20,217     233,911
   *MetroCorp Bancshares, Inc...............................  11,058     127,167
   *MGIC Investment Corp.................................... 275,243     952,341
    MicroFinancial, Inc.....................................  16,382     111,398
    Mid Penn Bancorp, Inc...................................   1,624      16,094
   #MidSouth Bancorp, Inc...................................  12,123     170,934
    MidWestOne Financial Group, Inc.........................   7,672     160,345
    Montpelier Re Holdings, Ltd............................. 100,596   2,064,230
   #Moody's Corp............................................  48,188   1,973,299
    Morgan Stanley.......................................... 726,790  12,558,931
    MSB Financial Corp......................................   1,360       8,160
  #*MSCI, Inc...............................................  33,516   1,226,350
    MutualFirst Financial, Inc..............................   6,697      67,707
   *NASDAQ OMX Group, Inc. (The)............................ 211,228   5,189,872
   *National Financial Partners Corp........................  59,940     884,115
    National Interstate Corp................................  26,960     647,040
   #National Penn Bancshares, Inc........................... 224,790   2,072,564
    National Security Group, Inc............................     977       8,695
    National Western Life Insurance Co. Class A.............   3,479     473,353
    Naugatuck Valley Financial Corp.........................   2,250      16,808
   *Navigators Group, Inc. (The)............................  30,043   1,427,042
    NBT Bancorp, Inc........................................  65,158   1,338,997
    Nelnet, Inc. Class A....................................  52,610   1,358,390
   *Netspend Holdings, Inc..................................  31,247     238,415
   *New Century Bancorp, Inc................................   2,277       9,837
    New England Bancshares, Inc.............................   4,584      49,324
    New Hampshire Thrift Bancshares, Inc....................   5,906      76,483
   #New York Community Bancorp, Inc......................... 430,088   5,801,887
   *NewBridge Bancorp.......................................  15,042      65,583

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   *Newport Bancorp, Inc....................................   2,670 $    36,712
   *NewStar Financial, Inc..................................  70,844     840,918
    Nicholas Financial, Inc.................................   8,516     112,667
    North Central Bancshares, Inc...........................     200       6,082
   *North Valley Bancorp....................................   1,037      13,045
    Northeast Bancorp.......................................     301       3,138
    Northeast Community Bancorp, Inc........................  10,493      61,174
   #Northern Trust Corp..................................... 162,259   7,721,906
   #Northfield Bancorp, Inc.................................  57,492     802,588
    Northrim Bancorp, Inc...................................   8,061     176,858
    Northway Financial, Inc.................................   2,251      28,419
    Northwest Bancshares, Inc............................... 149,495   1,841,778
    Norwood Financial Corp..................................   2,066      55,782
   #NYSE Euronext........................................... 229,586   5,911,840
    Ocean Shore Holding Co..................................   8,012      91,737
    OceanFirst Financial Corp...............................  27,112     395,022
   *Ocwen Financial Corp.................................... 171,883   2,562,776
    Ohio Valley Banc Corp...................................   3,467      65,873
    Old National Bancorp.................................... 139,381   1,786,864
    Old Republic International Corp......................... 386,060   3,841,297
  #*Old Second Bancorp, Inc.................................  13,666      22,276
   *OmniAmerican Bancorp, Inc...............................  12,771     256,059
    OneBeacon Insurance Group, Ltd. Class A.................  42,145     599,723
    Oppenheimer Holdings, Inc. Class A......................  13,829     235,923
    Oriental Financial Group, Inc...........................  62,796     742,249
    Oritani Financial Corp..................................  78,332   1,160,880
    Osage Bancshares, Inc...................................   2,100      15,802
  #*Pacific Capital Bancorp.................................  12,577     572,882
    Pacific Continental Corp................................  25,226     224,259
   *Pacific Mercantile Bancorp..............................   9,485      56,625
   *Pacific Premier Bancorp, Inc............................   7,368      57,323
    PacWest Bancorp.........................................  54,358   1,294,808
   #Park National Corp......................................  20,794   1,398,396
   *Park Sterling Corp......................................  12,357      58,201
    PartnerRe, Ltd..........................................  66,918   4,658,831
   *Patriot National Bancorp................................   1,300       2,288
   #Peapack-Gladstone Financial Corp........................  11,403     173,668
    Penns Woods Bancorp, Inc................................   5,823     229,659
  #*Penson Worldwide, Inc...................................  30,451      14,830
    Peoples Bancorp of North Carolina.......................   4,359      35,766
    Peoples Bancorp, Inc. (709788202).......................   1,479      26,622
    Peoples Bancorp, Inc. (709789101).......................  13,698     251,906
    People's United Financial, Inc.......................... 353,651   4,364,053
  #*PHH Corp................................................  80,700   1,250,850
   *Phoenix Cos., Inc. (The)................................ 175,279     368,086
   *PICO Holdings, Inc......................................  33,025     792,930
    Pinnacle Bancshares, Inc................................     444       4,562
   *Pinnacle Financial Partners, Inc........................  50,135     917,470
   *Piper Jaffray Cos., Inc.................................  23,362     566,528
    Platinum Underwriters Holdings, Ltd.....................  60,202   2,204,597
   #PNC Financial Services Group, Inc....................... 257,595  17,083,700
   *Popular, Inc............................................ 365,781     651,090
   #Porter Bancorp, Inc.....................................  11,060      22,120
   *Preferred Bank..........................................   3,437      42,688
   *Premier Financial Bancorp, Inc..........................   6,752      52,531
    Presidential Life Corp..................................  42,857     496,284
    Primerica, Inc..........................................  81,063   2,126,282
   *Primus Guaranty, Ltd....................................  34,369     230,272
   *Princeton National Bancorp, Inc.........................   3,640       5,715
   #Principal Financial Group, Inc.......................... 301,400   8,339,738
   #PrivateBancorp, Inc..................................... 106,501   1,675,261

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
    ProAssurance Corp.....................................    45,287 $ 3,989,332
   #Progressive Corp......................................   165,663   3,528,622
   #Prosperity Bancshares, Inc............................    69,461   3,240,356
    Protective Life Corp..................................   123,793   3,622,183
    Provident Financial Holdings, Inc.....................    13,977     150,812
    Provident Financial Services, Inc.....................    88,196   1,296,481
    Provident New York Bancorp............................    55,136     465,348
   #Prudential Bancorp, Inc. of Pennsylvania..............     6,633      36,548
    Prudential Financial, Inc.............................   231,600  14,021,064
   *PSB Holdings, Inc.....................................     3,341      15,369
   #Pulaski Financial Corp................................    14,284     107,130
    Pzena Investment Management, Inc. Class A.............     4,045      23,825
    QC Holdings, Inc......................................    17,425      71,442
    QCR Holdings, Inc.....................................     2,716      32,348
   #Radian Group, Inc.....................................   195,407     609,670
  .*Rainier Pacific Financial Group, Inc..................     4,450          --
    Raymond James Financial, Inc..........................   171,935   6,296,260
    Regions Financial Corp................................ 1,156,306   7,793,502
    Reinsurance Group of America, Inc.....................   102,404   5,953,769
    RenaissanceRe Holdings, Ltd...........................    77,747   6,068,931
    Renasant Corp.........................................    36,302     580,832
    Republic Bancorp, Inc. Class A........................    27,458     646,087
   *Republic First Bancorp, Inc...........................    19,754      42,669
    Resource America, Inc. Class A........................    24,643     172,255
   *Riverview Bancorp, Inc................................    12,542      21,948
   #RLI Corp..............................................    29,886   2,058,548
    Rockville Financial, Inc..............................    42,744     500,532
   *Rodman & Renshaw Capital Group, Inc...................    31,671      23,120
   #Roma Financial Corp...................................    37,277     351,895
  #*Royal Bancshares of Pennsylvania, Inc. Class A........     6,756      10,134
   *Rurban Financial Corp.................................     2,715      13,032
   #S&T Bancorp, Inc......................................    48,133     901,050
   #S.Y. Bancorp, Inc.....................................    19,940     462,608
   *Safeguard Scientifics, Inc............................    30,647     501,385
    Safety Insurance Group, Inc...........................    22,152     882,757
    Salisbury Bancorp, Inc................................     1,248      31,194
    Sandy Spring Bancorp, Inc.............................    35,569     640,598
   *Savannah Bancorp, Inc. (The)..........................     3,653      18,630
    SCBT Financial Corp...................................    20,427     702,485
    SeaBright Holdings, Inc...............................    31,374     282,052
   *Seacoast Banking Corp. of Florida.....................    30,047      48,676
   *Security National Financial Corp. Class A.............     2,827       4,679
   #SEI Investments Co....................................   136,419   2,754,300
    Selective Insurance Group, Inc........................    79,353   1,387,884
    Shore Bancshares, Inc.................................     6,595      42,208
    SI Financial Group, Inc...............................    10,062     115,713
   *Siebert Financial Corp................................     8,302      14,861
   #Sierra Bancorp........................................    16,091     147,394
  #*Signature Bank........................................    55,239   3,628,650
    Simmons First National Corp. Class A..................    25,004     608,597
    SLM Corp..............................................   351,367   5,210,773
    Somerset Hills Bancorp................................     3,585      31,243
    South Street Financial Corp...........................       897       5,180
   *Southcoast Financial Corp.............................     4,147       9,911
   *Southern Community Financial Corp.....................    13,882      38,870
   *Southern Connecticut Bancorp, Inc.....................     1,300       2,392
   *Southern First Bancshares, Inc........................     2,757      23,710
    Southern Missouri Bancorp, Inc........................     1,461      35,970
    Southern National Bancorp of Virginia, Inc............     1,825      12,592
   #Southside Bancshares, Inc.............................    25,213     514,337
   *Southwest Bancorp, Inc................................    26,444     240,376

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
    Southwest Georgia Financial Corp........................   1,954 $    16,248
  #*St. Joe Co. (The)....................................... 106,301   1,895,347
   #StanCorp Financial Group, Inc...........................  61,514   2,360,907
    State Auto Financial Corp...............................  54,992     788,035
    State Street Corp....................................... 242,217  11,195,270
    StellarOne Corp.........................................  32,738     409,552
    Sterling Bancorp........................................  43,604     414,674
   #Stewart Information Services Corp.......................  25,904     381,307
  #*Stifel Financial Corp...................................  79,852   2,908,210
   *Stratus Properties, Inc.................................   6,860      62,323
  #*Suffolk Bancorp.........................................  11,922     141,633
    Summit State Bank.......................................   4,397      27,437
   *Sun Bancorp, Inc........................................  45,342     131,038
    SunTrust Banks, Inc..................................... 240,601   5,841,792
   *Superior Bancorp........................................   7,375          15
    Susquehanna Bancshares, Inc............................. 257,389   2,669,124
   *Sussex Bancorp..........................................   2,127      10,709
  #*SVB Financial Group.....................................  65,260   4,182,513
    SWS Group, Inc..........................................  32,323     182,302
    Symetra Financial Corp.................................. 102,877   1,250,984
   #Synovus Financial Corp.................................. 702,962   1,476,220
    T. Rowe Price Group, Inc................................  31,459   1,985,535
  #*Taylor Capital Group, Inc...............................  32,787     456,395
   #TCF Financial Corp...................................... 223,899   2,568,122
   #TD Ameritrade Holding Corp.............................. 235,888   4,432,336
    Teche Holding Co........................................   2,166      80,857
   *Tejon Ranch Co..........................................  29,813     890,216
    Territorial Bancorp, Inc................................  15,654     340,005
   #Teton Advisors, Inc.....................................      95       1,644
  #*Texas Capital Bancshares, Inc...........................  56,382   2,126,165
    TF Financial Corp.......................................   3,426      85,650
  #*TFS Financial Corp...................................... 293,323   2,883,365
    Thomas Properties Group, Inc............................  75,959     370,680
   *TIB Financial Corp......................................     274       3,814
   *TierOne Corp............................................   8,000          12
   *Timberland Bancorp, Inc.................................   5,770      29,369
   #Tompkins Financial Corp.................................  16,381     620,021
    Torchmark Corp.......................................... 106,486   5,186,933
   *Tower Financial Corp....................................   2,132      22,471
    Tower Group, Inc........................................  58,920   1,271,494
   #TowneBank...............................................  41,888     545,382
   *Transcontinental Realty Investors, Inc..................     100         282
    Travelers Cos., Inc. (The).............................. 235,445  15,143,822
   *Tree.com, Inc...........................................  12,396      99,168
   #TriCo Bancshares........................................  22,308     366,744
    TrustCo Bank Corp....................................... 137,731     753,389
   #Trustmark Corp..........................................  93,619   2,382,604
   #U.S. Bancorp............................................ 900,099  28,956,185
   #UMB Financial Corp......................................  55,354   2,659,760
    Umpqua Holdings Corp.................................... 170,129   2,252,508
   *Unico American Corp.....................................     100       1,173
    Union Bankshares, Inc...................................   2,439      46,292
    Union First Market Bankshares Corp......................  36,656     511,718
   *United Bancshares, Inc..................................   2,086      16,897
   #United Bankshares, Inc..................................  69,308   1,831,810
   #United Community Bancorp................................   1,759       9,674
  #*United Community Banks, Inc.............................  40,685     382,846
   *United Community Financial Corp.........................  10,564      17,008
    United Financial Bancorp, Inc...........................  23,125     370,925
    United Fire Group, Inc..................................  51,432     885,659
  #*United Security Bancshares..............................   8,025      19,983

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CONTINUED


                                                         SHARES       VALUE+
                                                        --------- --------------
Financials -- (Continued)
   *Unity Bancorp, Inc.................................     5,831 $       35,977
    Universal Insurance Holdings, Inc..................    57,161        236,647
    Univest Corp. of Pennsylvania......................    24,720        397,992
    Unum Group.........................................   291,024      6,908,910
    Validus Holdings, Ltd..............................   149,023      4,843,247
   #Valley National Bancorp............................   275,620      3,472,812
    ViewPoint Financial Group, Inc.....................    65,752      1,046,114
   *Virginia Commerce Bancorp, Inc.....................    45,145        353,485
   *Virtus Investment Partners, Inc....................     2,803        236,573
    VIST Financial Corp................................     5,686         66,526
    VSB Bancorp, Inc...................................       134          1,439
    Waddell & Reed Financial, Inc......................    29,603        946,704
   *Walker & Dunlop, Inc...............................     1,052         13,729
    Washington Banking Co..............................    21,833        304,352
   #Washington Federal, Inc............................   156,576      2,746,343
    Washington Trust Bancorp, Inc......................    24,209        573,027
   *Waterstone Financial, Inc..........................    21,950         69,142
    Wayne Savings Bancshares, Inc......................     1,615         14,115
    Webster Financial Corp.............................   130,433      2,964,742
    Wells Fargo & Co................................... 2,459,604     82,224,562
    WesBanco, Inc......................................    39,324        805,356
    West Bancorporation, Inc...........................    23,486        225,466
   *West Coast Bancorp.................................    28,072        548,527
   #Westamerica Bancorporation.........................    42,631      1,955,484
   *Western Alliance Bancorp...........................   114,951      1,009,270
    Westfield Financial, Inc...........................    39,650        296,186
    Westwood Holdings Group, Inc.......................     7,292        268,200
    White River Capital, Inc...........................     2,447         55,302
    Willis Group Holdings P.L.C........................    94,773      3,455,424
   *Wilshire Bancorp, Inc..............................    97,418        522,160
   #Wintrust Financial Corp............................    53,974      1,950,081
   *World Acceptance Corp..............................    24,217      1,610,673
    WR Berkley Corp....................................   129,849      4,890,113
   *WSB Holdings, Inc..................................     8,451         28,945
    WSFS Financial Corp................................       613         24,465
    WVS Financial Corp.................................     2,157         16,674
    XL Group P.L.C.....................................   311,778      6,706,345
   *Yadkin Valley Financial Corp.......................    14,128         46,057
   #Zions Bancorporation...............................   275,430      5,616,018
   *ZipRealty, Inc.....................................    25,107         34,146
                                                                  --------------
Total Financials.......................................            1,237,847,629
                                                                  --------------
Health Care -- (9.0%)
   *Abaxis, Inc........................................    13,083        466,016
    Abbott Laboratories................................   176,697     10,965,816
  #*ABIOMED, Inc.......................................    53,389      1,298,954
   *Acadia Healthcare Co., Inc.........................     4,018         64,127
   *Acadia Pharmaceuticals, Inc........................     2,387          3,580
  #*Accelr8 Technology Corp............................     2,183          6,025
   *Accuray, Inc.......................................   104,025        800,992
  #*Achillion Pharmaceuticals, Inc.....................    17,500        116,375
   *Acorda Therapeutics, Inc...........................    11,677        294,727
   *Adcare Health Systems, Inc.........................     7,244         26,151
   *Addus HomeCare Corp................................    10,355         47,840
   *ADVENTRX Pharmaceuticals, Inc......................    32,786         19,278
    Aetna, Inc.........................................   184,690      8,133,748
  #*Affymax, Inc.......................................    51,139        670,432
   *Affymetrix, Inc....................................    98,262        434,318
    Agilent Technologies, Inc..........................    56,755      2,393,926
   *Air Methods Corp...................................    16,873      1,419,188
  #*Akorn, Inc.........................................    22,114        268,243

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Albany Molecular Research, Inc.......................    44,428 $   141,725
   *Alere, Inc...........................................   128,568   3,071,490
   *Alexion Pharmaceuticals, Inc.........................    36,176   3,267,416
   *Alexza Pharmaceuticals, Inc..........................     9,551       5,922
   *Align Technology, Inc................................    80,275   2,545,520
   *Alkermes P.L.C.......................................   126,143   2,182,274
    Allergan, Inc........................................    33,891   3,253,536
   *Alliance HealthCare Services, Inc....................    54,572      74,764
   *Allied Healthcare Products, Inc......................     6,964      22,807
   *Allos Therapeutics, Inc..............................    38,881      70,763
   *Allscripts Healthcare Solutions, Inc.................   207,674   2,301,028
   *Almost Family, Inc...................................    11,937     291,024
   *Alnylam Pharmaceuticals, Inc.........................    52,764     600,982
   *Alphatec Holdings, Inc...............................   102,224     222,848
   *AMAG Pharmaceuticals, Inc............................    24,566     384,704
   *Amedisys, Inc........................................    37,291     549,296
   *American Shared Hospital Services....................     4,179      13,770
  #*AMERIGROUP Corp......................................    64,076   3,957,334
    AmerisourceBergen Corp...............................    88,145   3,279,875
    Amgen, Inc...........................................   275,807  19,612,636
  #*Amicus Therapeutics, Inc.............................     4,067      19,847
   *AMN Healthcare Services, Inc.........................    55,000     369,050
   *Amsurg Corp..........................................    45,579   1,310,852
  #*Amylin Pharmaceuticals, Inc..........................     2,644      68,506
    Analogic Corp........................................    18,217   1,242,582
   *AngioDynamics, Inc...................................    35,796     443,154
   *Anika Therapeutics, Inc..............................    19,665     335,485
   *ARCA Biopharma, Inc..................................     7,683       5,378
  #*Arena Pharmaceuticals, Inc...........................     8,430      20,569
  #*Ariad Pharmaceuticals, Inc...........................   178,800   2,914,440
   *Arqule, Inc..........................................    23,319     164,399
   *Array BioPharma, Inc.................................    37,816     131,978
    Arrhythmia Research Technology, Inc..................     1,790       5,459
   *ArthroCare Corp......................................    40,066   1,000,047
    Assisted Living Concepts, Inc........................    28,194     504,955
   *Astex Pharmaceuticals, Inc...........................    79,843     140,524
  #*athenahealth, Inc....................................    10,282     744,931
   *AtriCure, Inc........................................    13,045     106,969
    Atrion Corp..........................................     3,079     710,141
   *Authentidate Holding Corp............................     2,476       1,882
  #*AVANIR Pharmaceuticals, Inc. Class A.................    21,421      65,334
   *AVEO Pharmaceuticals, Inc............................    14,734     169,441
   *AVI BioPharma, Inc...................................       600         501
    Bard (C.R.), Inc.....................................    12,868   1,273,417
    Baxter International, Inc............................    52,724   2,921,437
    Becton Dickinson & Co................................    25,917   2,033,189
   *Bioanalytical Systems, Inc...........................     2,068       2,730
   *BioClinica, Inc......................................    15,557      90,386
   *BioCryst Pharmaceuticals, Inc........................    33,426     121,002
   *Biogen Idec, Inc.....................................    30,059   4,028,207
  #*BioMarin Pharmaceutical, Inc.........................    35,450   1,230,115
   *BioMimetic Therapeutics, Inc.........................     8,585      22,922
   *Bio-Rad Laboratories, Inc. Class A...................    33,997   3,671,336
   *Bio-Rad Laboratories, Inc. Class B...................     2,960     320,242
  #*Bio-Reference Labs, Inc..............................    35,410     754,941
   *BioSante Pharmaceuticals, Inc........................     7,594       4,177
   *BioScrip, Inc........................................    82,678     612,644
  #*BioSpecifics Technologies Corp.......................     1,942      28,644
  #*Boston Scientific Corp............................... 1,471,447   9,211,258
   *Bovie Medical Corp...................................    15,967      44,069
    Bristol-Myers Squibb Co..............................   291,159   9,715,976

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Brookdale Senior Living, Inc............................ 162,686 $3,092,661
  #*Bruker Corp.............................................  64,955    976,274
  #*BSD Medical Corp........................................   4,763      9,383
   *Cambrex Corp............................................  42,453    275,095
    Cantel Medical Corp.....................................  39,670    931,452
   *Capital Senior Living Corp..............................  39,814    385,798
   *Capstone Therapeutics Corp..............................   2,652        504
   *Cardica, Inc............................................   3,013      6,327
    Cardinal Health, Inc.................................... 103,083  4,357,318
   *CardioNet, Inc..........................................  21,477     60,565
   *CareFusion Corp......................................... 218,492  5,661,128
   *CAS Medical Systems, Inc................................     693      1,622
   *Catalyst Health Solutions, Inc..........................  39,084  3,375,685
   *Catalyst Pharmaceutical Partners, Inc...................   1,590      1,606
   *Celgene Corp............................................  45,414  3,311,589
   *Celldex Therapeutics, Inc...............................  82,872    377,896
  #*Celsion Corp............................................   7,425     14,850
  #*Centene Corp............................................  70,647  2,796,915
  #*Cepheid, Inc............................................  18,235    700,406
  #*Cerner Corp.............................................  26,038  2,111,421
  #*Cerus Corp..............................................  24,244     95,521
   *Charles River Laboratories International, Inc...........  76,853  2,730,587
   #Chemed Corp.............................................  30,425  1,835,844
  #*Chindex International, Inc..............................  10,667    104,217
    Cigna Corp.............................................. 135,064  6,244,009
   *Codexis, Inc............................................  13,246     47,951
   *Columbia Laboratories, Inc..............................   6,488      4,736
   *CombiMatrix Corp........................................   7,394      7,690
  #*Community Health Systems, Inc........................... 132,064  3,214,438
    Computer Programs & Systems, Inc........................   4,189    249,622
  #*Conceptus, Inc..........................................  45,586    855,649
    CONMED Corp.............................................  40,921  1,169,931
   *Conmed Healthcare Management, Inc.......................   7,215     24,820
    Cooper Cos., Inc. (The).................................  69,981  6,170,225
   *Cornerstone Therapeutics, Inc...........................   2,272     13,405
   *Corvel Corp.............................................  14,838    645,305
  #*Covance, Inc............................................  72,888  3,408,243
    Coventry Health Care, Inc............................... 155,335  4,658,497
    Covidien P.L.C..........................................  72,569  4,007,986
   *Cross Country Healthcare, Inc...........................  40,726    187,747
   *CryoLife, Inc...........................................  35,789    189,324
  #*Cubist Pharmaceuticals, Inc.............................  76,317  3,226,683
  #*Cumberland Pharmaceuticals, Inc.........................  29,618    216,804
  #*Curis, Inc..............................................   6,700     32,093
   *Cutera, Inc.............................................  20,214    177,883
   *Cyberonics, Inc.........................................  26,907  1,030,538
   *Cyclacel Pharmaceuticals, Inc...........................   3,300      1,914
   *Cynosure, Inc. Class A..................................  14,061    290,641
   *Cytokinetics, Inc.......................................  63,422     64,056
  #*Cytori Therapeutics, Inc................................  14,615     34,638
   *DaVita, Inc.............................................  37,711  3,340,440
    Daxor Corp..............................................   5,407     49,474
   #DENTSPLY International, Inc.............................  96,933  3,980,069
   *Depomed, Inc............................................  81,045    493,564
   *Digirad Corp............................................  23,800     52,122
   *Durect Corp.............................................  40,784     28,549
   *DUSA Pharmaceuticals, Inc...............................  15,664     91,791
   *Dyax Corp...............................................  68,911    112,325
   *Dynacq Healthcare, Inc..................................   3,325      2,926
   *Dynavax Technologies Corp...............................  23,749    118,982
  #*Edwards Lifesciences Corp...............................  36,693  3,044,418

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   #Eli Lilly & Co.......................................... 124,130 $5,137,741
   *Emergent Biosolutions, Inc..............................  50,100    704,406
   *Emeritus Corp...........................................  65,645  1,129,094
   *Encision, Inc...........................................     900      1,084
   *Endo Pharmaceuticals Holdings, Inc...................... 160,078  5,625,141
   *Endologix, Inc..........................................  30,324    454,254
    Ensign Group, Inc. (The)................................  31,131    831,509
   *EnteroMedics, Inc.......................................     417      1,230
   *Enzo Biochem, Inc.......................................  52,024    142,546
   *Enzon Pharmaceuticals, Inc..............................  77,086    480,246
   *Epocrates, Inc..........................................   2,213     18,014
   *eResearch Technology, Inc...............................  70,780    559,162
   *Exact Sciences Corp.....................................  15,692    169,003
   *Exactech, Inc...........................................  18,050    279,775
  #*Exelixis, Inc...........................................     498      2,390
   *Express Scripts Holding Co..............................  87,792  4,897,916
   *Five Star Quality Care, Inc.............................  47,480    162,856
   *Forest Laboratories, Inc................................ 187,988  6,547,622
   *Furiex Pharmaceuticals, Inc.............................  14,153    203,379
   *GenMark Diagnostics, Inc................................     607      2,780
   *Genomic Health, Inc.....................................   9,319    267,083
   *Gen-Probe, Inc..........................................  13,985  1,140,477
   *Gentiva Health Services, Inc............................  57,592    476,862
   *GenVec, Inc.............................................     317        869
  #*Geron Corp..............................................  69,319    116,456
   *Gilead Sciences, Inc....................................  67,678  3,519,933
   *Greatbatch, Inc.........................................  34,953    814,055
   *GTx, Inc................................................  20,501     64,168
   *Haemonetics Corp........................................  37,571  2,688,956
  #*Halozyme Therapeutics, Inc..............................  13,060    105,655
   *Hanger Orthopedic Group, Inc............................  49,516  1,166,102
   *Harvard Bioscience, Inc.................................  37,663    150,275
  #*Health Management Associates, Inc....................... 253,322  1,823,918
   *Health Net, Inc......................................... 133,177  4,742,433
  #*HealthSouth Corp........................................  70,418  1,576,659
   *HealthStream, Inc.......................................  26,833    615,012
   *Healthways, Inc.........................................  45,414    302,911
   *Helicos BioSciences Corp................................   8,558        514
  #*Henry Schein, Inc.......................................  63,424  4,867,158
    Hill-Rom Holdings, Inc..................................  70,709  2,294,507
   *Hi-Tech Pharmacal Co., Inc..............................  19,251    627,390
   *HMS Holdings Corp.......................................  43,047  1,035,711
   *Hologic, Inc............................................ 232,545  4,446,260
   *Hooper Holmes, Inc......................................  27,777     17,638
   *Hospira, Inc............................................ 113,374  3,981,695
    Humana, Inc............................................. 106,714  8,609,686
   *ICU Medical, Inc........................................  20,334  1,067,332
  #*Idenix Pharmaceuticals, Inc.............................  40,612    356,167
   *Idera Pharmaceuticals, Inc..............................  30,405     41,351
  #*IDEXX Laboratories, Inc.................................  10,874    956,151
  #*Illumina, Inc...........................................  19,907    886,459
  #*Immunomedics, Inc.......................................  35,448    127,258
  #*Impax Laboratories, Inc.................................  99,924  2,461,128
  #*Incyte Corp.............................................  68,851  1,561,541
  #*Infinity Pharmaceuticals, Inc...........................  22,453    303,116
   *Inovio Pharmaceuticals, Inc.............................  19,500     10,335
   *Integra LifeSciences Holdings Corp......................  38,772  1,443,482
   *IntegraMed America, Inc.................................  11,952    148,085
   *Interleukin Genetics, Inc...............................   4,930      1,173
   *Intuitive Surgical, Inc.................................   3,637  2,102,913
    Invacare Corp...........................................  43,227    685,148

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *IPC The Hospitalist Co...............................    19,725 $   757,637
   *Iridex Corp..........................................     9,691      40,605
   *IRIS International, Inc..............................    25,331     331,329
   *ISTA Pharmaceuticals, Inc............................    28,437     257,355
   *Jazz Pharmaceuticals P.L.C...........................    33,119   1,690,063
    Johnson & Johnson....................................   349,581  22,754,227
    Kensey Nash Corp.....................................    14,595     414,936
   *Keryx Biopharmaceuticals, Inc........................    16,500      26,070
    Kewaunee Scientific Corp.............................     3,000      25,035
   *Kindred Healthcare, Inc..............................    68,907     664,263
  #*K-V Pharmaceutical Co. Class A.......................    45,622      52,465
   *K-V Pharmaceutical Co. Class B.......................     7,693      11,078
  #*Laboratory Corp. of America Holdings.................    47,721   4,194,199
    Landauer, Inc........................................     5,650     297,868
   *Lannet Co., Inc......................................    33,451     131,797
   *LCA-Vision, Inc......................................    20,620     152,588
    LeMaitre Vascular, Inc...............................    22,583     121,948
  #*Lexicon Pharmaceuticals, Inc.........................    46,751      75,737
   *LHC Group, Inc.......................................    22,632     400,813
   *Life Technologies Corp...............................   120,198   5,572,379
  #*LifePoint Hospitals, Inc.............................    75,205   2,934,499
   *Ligand Pharmaceuticals, Inc. Class B.................     2,110      28,506
   #Lincare Holdings, Inc................................   111,350   2,716,940
   *Luminex Corp.........................................    40,216   1,007,009
   *Magellan Health Services, Inc........................    44,068   1,951,331
  #*Masimo Corp..........................................    13,877     307,098
   *Maxygen, Inc.........................................    48,995     276,822
   #McKesson Corp........................................    54,224   4,956,616
   *MedAssets, Inc.......................................    81,924   1,033,062
   *MedCath Corp.........................................    26,258     207,176
   *Medical Action Industries, Inc.......................    32,084     177,104
  #*Medicines Co. (The)..................................    82,407   1,820,371
   *MediciNova, Inc......................................     5,363      16,089
   #Medicis Pharmaceutical Corp. Class A.................    77,415   2,978,155
   *Medidata Solutions, Inc..............................     8,885     230,210
  #*Medivation, Inc......................................    14,320   1,158,202
  #*Mednax, Inc..........................................    68,379   4,802,941
   *Medtox Scientific, Inc...............................    12,099     267,388
    Medtronic, Inc.......................................   190,894   7,292,151
    Merck & Co., Inc..................................... 1,429,620  56,098,289
  #*Merge Healthcare, Inc................................    29,379     126,330
   #Meridian Bioscience, Inc.............................    10,199     209,589
   *Merit Medical Systems, Inc...........................    59,338     784,448
   *Metropolitan Health Networks, Inc....................    63,933     478,219
  #*Mettler Toledo International, Inc....................    11,500   2,062,180
   *Misonix, Inc.........................................     8,260      16,107
   *MModal, Inc..........................................    42,163     538,000
  #*Molina Healthcare, Inc...............................    68,518   1,757,487
  #*Momenta Pharmaceuticals, Inc.........................    75,588   1,200,337
  #*MWI Veterinary Supply, Inc...........................    11,689   1,103,442
   *Mylan, Inc...........................................   296,171   6,429,872
   *Myrexis, Inc.........................................    24,268      73,289
   *Myriad Genetics, Inc.................................    71,035   1,847,620
   *Nabi Biopharmaceuticals..............................    40,400      67,468
   *Nanosphere, Inc......................................    31,702      56,113
    National Healthcare Corp.............................    19,489     888,698
    National Research Corp...............................     9,804     473,925
   *Natus Medical, Inc...................................    58,055     710,593
   *Neogen Corp..........................................    19,907     776,174
  #*Neuralstem, Inc......................................       165         163
   *Neurocrine Biosciences, Inc..........................    35,109     260,860

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Health Care -- (Continued)
   *NeurogesX, Inc........................................     8,021 $     3,449
  #*Novavax, Inc..........................................    28,206      38,360
   *NuVasive, Inc.........................................    56,604     937,928
   *Obagi Medical Products, Inc...........................    26,212     343,901
   #Omnicare, Inc.........................................   169,283   5,897,820
   *Omnicell, Inc.........................................    49,150     701,370
  #*OncoGenex Pharmaceutical, Inc.........................     1,700      22,100
  #*Onyx Pharmaceuticals, Inc.............................    64,707   2,944,816
   *OraSure Technologies, Inc.............................    59,567     683,233
   *Orexigen Therapeutics, Inc............................     8,410      29,435
   *Orthofix International N.V............................    27,051   1,115,042
  #*Osiris Therapeutics, Inc..............................    13,955      74,101
   #Owens & Minor, Inc....................................    84,284   2,464,464
   *Pain Therapeutics, Inc................................    50,349     203,913
   *Palomar Medical Technologies, Inc.....................    24,345     211,802
   *Par Pharmaceutical Cos., Inc..........................    54,644   2,313,627
  #*PAREXEL International Corp............................    88,576   2,386,237
   #Patterson Cos., Inc...................................   141,055   4,808,565
   *PDI, Inc..............................................    21,336     173,035
   #PDL BioPharma, Inc....................................   132,968     836,369
    PerkinElmer, Inc......................................   167,823   4,631,915
   *Pernix Therapeutics Holdings, Inc.....................     6,670      57,362
   #Perrigo Co............................................    21,164   2,220,104
   Pfizer, Inc............................................ 3,730,349  85,536,903
  #*PharmAthene, Inc......................................     3,212       5,203
   *PharMerica Corp.......................................    38,393     455,725
  #*PhotoMedex, Inc.......................................     2,581      39,722
  #*Pozen, Inc............................................    23,487     156,423
   *Progenics Pharmaceuticals, Inc........................    48,866     537,037
   *ProPhase Labs, Inc....................................    19,981      20,181
   *Providence Service Corp. (The)........................    18,617     261,755
   *pSivida Corp..........................................    25,881      59,526
  #*PSS World Medical, Inc................................    62,009   1,483,875
    Psychemedics Corp.....................................     1,810      17,828
   #Quality Systems, Inc..................................    24,060     899,844
   #Quest Diagnostics, Inc................................    85,418   4,927,764
  #*Questcor Pharmaceuticals, Inc.........................    47,500   2,132,750
  #*Quidel Corp...........................................    49,143     811,842
   *RadNet, Inc...........................................    26,380      81,514
  #*Regeneron Pharmaceuticals, Inc........................    33,215   4,492,661
   *Repligen Corp.........................................    40,505     178,627
  #*Repros Therapeutics, Inc..............................       500       2,110
  #*ResMed, Inc...........................................    76,005   2,584,930
   *Retractable Technologies, Inc.........................     7,725       9,734
   *Rigel Pharmaceuticals, Inc............................   104,585     808,442
   *Rochester Medical Corp................................    13,631     137,128
  #*Rockwell Medical Technologies, Inc....................    10,169      94,063
   *RTI Biologics, Inc....................................    80,652     282,282
  #*Salix Pharmaceuticals, Ltd............................    24,827   1,226,454
  #*Sangamo Biosciences, Inc..............................    32,850     152,752
   *Santarus, Inc.........................................    49,945     318,150
   *SciClone Pharmaceuticals, Inc.........................    84,342     505,209
  #*Seattle Genetics, Inc.................................    38,000     751,260
  #*Select Medical Holdings Corp..........................   176,121   1,509,357
    Simulations Plus, Inc.................................     4,400      19,888
   *Sirona Dental Systems, Inc............................    66,968   3,382,554
   *Skilled Healthcare Group, Inc. Class A................    26,638     204,313
   *Solta Medical, Inc....................................    68,365     222,186
   *Somaxon Pharmaceuticals, Inc..........................    10,200       3,570
    Span-American Medical System, Inc.....................     3,812      62,707
   *Spectranetics Corp....................................    43,357     454,815

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
  #*Spectrum Pharmaceuticals, Inc.........................  72,674 $    772,525
   *SRI/Surgical Express, Inc.............................   7,871       29,674
   #St. Jude Medical, Inc.................................  87,878    3,402,636
  #*Staar Surgical Co.....................................  26,138      286,734
   *StemCells, Inc........................................   1,638        1,533
   *Stereotaxis, Inc......................................  44,332       18,141
    STERIS Corp...........................................  83,961    2,637,215
   *Strategic Diagnostics, Inc............................  16,528       29,420
   #Stryker Corp..........................................  45,372    2,475,950
  #*Sucampo Pharmaceuticals, Inc. Class A.................  14,749      122,712
   *Sun Healthcare Group, Inc.............................  27,539      199,107
   *SunLink Health Systems, Inc...........................   3,122        3,840
  #*Sunrise Senior Living, Inc............................  84,457      530,390
   *SurModics, Inc........................................  24,884      368,034
   *Symmetry Medical, Inc.................................  51,771      368,092
  #*Synageva BioPharma Corp...............................   3,500      132,930
   *Synta Pharmaceuticals Corp............................  12,591       54,771
   *Targacept, Inc........................................   4,269       20,278
   *Team Health Holdings, Inc.............................  44,743      963,764
   #Techne Corp...........................................  14,100      943,854
    Teleflex, Inc.........................................  61,043    3,825,565
   *Telik, Inc............................................      53          165
   *Tenet Healthcare Corp................................. 657,214    3,410,941
   *Theragenics Corp......................................  18,695       32,155
  #*Theravance, Inc.......................................   4,573       98,960
    Thermo Fisher Scientific, Inc......................... 183,809   10,228,971
   *Thoratec Corp.........................................  59,538    2,072,518
   *TranS1, Inc...........................................  25,910       91,980
  #*Transcept Pharmaceuticals, Inc........................  22,329      200,738
   *Triple-S Management Corp. Class B.....................  28,579      601,874
    U.S. Physical Therapy, Inc............................  16,879      411,510
  #*United Therapeutics Corp..............................  45,811    2,004,231
    UnitedHealth Group, Inc............................... 453,978   25,490,865
   *Universal American Corp............................... 116,068    1,065,504
   *Universal Health Services, Inc........................ 108,301    4,625,536
  #*Urologix, Inc.........................................   4,079        4,405
   *Uroplasty, Inc........................................   2,767        8,412
    Utah Medical Products, Inc............................   5,354      169,561
  #*Varian Medical Systems, Inc...........................  17,446    1,106,425
   *Vascular Solutions, Inc...............................  23,584      267,678
  #*VCA Antech, Inc....................................... 129,294    3,059,096
   *Vertex Pharmaceuticals, Inc...........................  30,622    1,178,335
   *Vical, Inc............................................  72,462      226,081
   *ViroPharma, Inc....................................... 109,689    2,385,736
  #*Vivus, Inc............................................   6,987      169,225
   *Warner Chilcott P.L.C.................................   4,892      106,401
   *Waters Corp...........................................  16,195    1,362,161
   *Watson Pharmaceuticals, Inc...........................  95,501    7,196,955
   *WellCare Health Plans, Inc............................  53,682    3,284,265
    WellPoint, Inc........................................ 203,028   13,769,359
    West Pharmaceutical Services, Inc.....................  50,150    2,251,735
   *Wizzard Software Corp.................................   3,320        8,068
   *Wright Medical Group, Inc.............................  57,218    1,065,971
   *XenoPort, Inc.........................................  42,240      193,037
    Young Innovations, Inc................................  11,288      383,792
  #*Zalicus, Inc..........................................  66,245       69,557
    Zimmer Holdings, Inc.................................. 124,592    7,840,575
                                                                   ------------
Total Health Care.........................................          695,154,128
                                                                   ------------
Industrials -- (12.1%)
   #3M Co.................................................  78,020    6,971,867

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    A.O. Smith Corp.........................................  58,373 $2,778,555
   *A.T. Cross Co. Class A..................................   9,589    110,082
  #*A123 Systems, Inc....................................... 177,394    180,942
   #AAON, Inc...............................................  36,022    734,849
    AAR Corp................................................  56,922    879,445
    ABM Industries, Inc.....................................  77,816  1,811,556
   *Acacia Research Corp....................................  26,278  1,077,398
   *ACCO Brands Corp........................................  48,653    510,856
   *Accuride Corp...........................................   9,564     69,339
    Aceto Corp..............................................  39,604    356,436
    Acorn Energy, Inc.......................................  24,822    310,027
   *Active Power, Inc.......................................   7,900      6,991
    Actuant Corp. Class A................................... 101,916  2,779,249
   #Acuity Brands, Inc......................................  45,017  2,501,595
   *Adept Technology, Inc...................................  14,123     82,196
  #*Advisory Board Co. (The)................................  13,807  1,258,646
   *AECOM Technology Corp................................... 174,318  3,847,198
   *Aegion Corp.............................................  51,682    943,196
  #*AeroCentury Corp........................................   1,459     15,845
   *Aerosonic Corp..........................................   1,200      4,128
   *Aerovironment, Inc......................................  32,195    782,982
   *AGCO Corp...............................................  85,758  3,994,608
   *Air Transport Services Group, Inc.......................  90,033    477,175
    Aircastle, Ltd..........................................  90,875  1,104,131
    Alamo Group, Inc........................................  16,933    570,303
  #*Alaska Air Group, Inc................................... 105,960  3,581,448
    Albany International Corp. Class A......................  41,545  1,000,404
    Alexander & Baldwin, Inc................................  62,529  3,198,984
  #*Allegiant Travel Co.....................................  28,022  1,646,573
   #Alliant Techsystems, Inc................................  47,530  2,533,349
  .*Allied Defense Group, Inc...............................   8,042     43,266
    Allied Motion Technologies, Inc.........................   6,578     52,953
   *Altra Holdings, Inc.....................................  39,714    725,972
    Amerco, Inc.............................................  27,575  2,769,633
   *Ameresco, Inc...........................................  37,184    453,273
   *American Railcar Industries, Inc........................  39,572  1,067,653
   *American Reprographics Co...............................  57,778    315,468
    American Science & Engineering, Inc.....................  13,227    863,855
    American Woodmark Corp..................................  18,747    336,509
   #AMETEK, Inc.............................................  56,730  2,855,221
    Ampco-Pittsburgh Corp...................................  14,266    265,062
   *AMREP Corp..............................................   7,977     61,981
    Apogee Enterprises, Inc.................................  41,570    638,515
   *Applied Energetics, Inc.................................   7,766        544
    Applied Industrial Technologies, Inc....................  63,159  2,481,517
    Argan, Inc..............................................  17,294    252,147
    Arkansas Best Corp......................................  36,736    563,530
   #Armstrong World Industries, Inc.........................  74,050  3,261,162
   *Arotech Corp............................................   5,156      6,136
  #*Ascent Solar Technologies, Inc..........................  31,475     20,490
   *Asset Acceptance Capital Corp...........................  35,405    188,355
    Asta Funding, Inc.......................................  16,698    141,599
   *Astec Industries, Inc...................................  33,107  1,035,918
   *Astronics Corp..........................................  13,509    428,911
  #*Astronics Corp. Class B.................................   2,144     67,129
   *Atlas Air Worldwide Holdings, Inc.......................  37,851  1,743,039
   *Avalon Holding Corp. Class A............................   1,202      6,851
   #Avery Dennison Corp..................................... 158,274  5,061,603
  #*Avis Budget Group, Inc.................................. 151,467  1,993,306
    AZZ, Inc................................................  18,647    964,236
   *Babcock & Wilcox Co. (The)..............................  23,337    574,090

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
    Barnes Group, Inc.......................................  82,047 $ 2,166,041
    Barrett Business Services, Inc..........................  13,746     272,171
   *BE Aerospace, Inc....................................... 121,675   5,722,375
   *Beacon Roofing Supply, Inc..............................  69,395   1,852,153
    Belden, Inc.............................................  69,149   2,405,002
   *Blount International, Inc...............................  39,777     643,194
   *BlueLinx Holdings, Inc..................................  63,414     174,388
    Boeing Co. (The)........................................  66,931   5,140,301
    Brady Corp. Class A.....................................  71,810   2,228,264
   *Breeze-Eastern Corp.....................................  12,352     100,360
   #Briggs & Stratton Corp..................................  72,422   1,310,838
    Brink's Co. (The).......................................  66,650   1,692,910
   *Broadwind Energy, Inc...................................  20,725       7,046
   *Builders FirstSource, Inc...............................  72,207     301,103
   #C.H. Robinson Worldwide, Inc............................  16,987   1,014,803
   *CAI International, Inc..................................  27,600     570,216
  #*Capstone Turbine Corp...................................  12,576      13,708
    Carlisle Cos., Inc......................................  85,240   4,693,314
    Cascade Corp............................................  16,297     767,100
   *Casella Waste Systems, Inc. Class A.....................  38,456     231,890
    Caterpillar, Inc........................................  74,853   7,692,643
  #*CBIZ, Inc...............................................  93,126     565,275
    CDI Corp................................................  27,458     487,105
    CECO Environmental Corp.................................  18,251     149,658
    Celadon Group, Inc......................................  33,495     523,527
  #*Cenveo, Inc.............................................  32,431      92,753
    Ceradyne, Inc...........................................  36,240     917,597
   *Champion Industries, Inc................................   6,873       5,842
  #*Chart Industries, Inc...................................  40,448   3,091,441
    Chicago Rivet & Machine Co..............................     653      12,276
   #Cintas Corp............................................. 116,576   4,566,282
    CIRCOR International, Inc...............................  25,290     787,025
    CLAROC, Inc.............................................  54,851   2,633,945
   *Clean Harbors, Inc......................................  53,078   3,622,043
  #*CNH Global N.V..........................................  12,717     582,057
   *Coleman Cable, Inc......................................   6,906      58,701
   *Colfax Corp.............................................  52,218   1,769,668
   *Columbus McKinnon Corp..................................  27,375     405,971
    Comfort Systems USA, Inc................................  53,691     568,051
   *Command Security Corp...................................  10,654      13,211
   *Commercial Vehicle Group, Inc...........................  24,357     259,158
    CompX International, Inc................................   3,471      46,616
   *Consolidated Graphics, Inc..............................  15,322     612,727
    Con-way, Inc............................................  82,603   2,684,597
    Cooper Industries P.L.C.................................  96,514   6,038,881
  #*Copart, Inc.............................................  71,990   1,901,256
   #Corporate Executive Board Co............................  19,137     791,698
   *Corrections Corp. of America............................ 151,771   4,384,664
   *CoStar Group, Inc.......................................  32,939   2,400,924
    Courier Corp............................................  21,176     217,478
    Covanta Holding Corp.................................... 209,697   3,365,637
   *Covenant Transportation Group, Inc. Class A.............  12,060      39,919
   *CPI Aerostructures, Inc.................................   8,781     142,164
   *CRA International, Inc..................................  14,257     291,556
   #Crane Co................................................  67,715   2,988,263
    CSX Corp................................................ 502,300  11,206,313
    Cubic Corp..............................................  39,634   1,832,280
   #Cummins, Inc............................................  25,812   2,989,804
    Curtiss-Wright Corp.....................................  68,451   2,415,636
    Danaher Corp............................................ 120,259   6,520,443
    Deere & Co..............................................  46,100   3,796,796

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
   *Delta Air Lines, Inc.................................... 294,469 $ 3,227,380
   #Deluxe Corp.............................................  61,689   1,468,815
   *DigitalGlobe, Inc.......................................  63,516     779,341
   *Dolan Co. (The).........................................  44,099     353,233
   *Dollar Thrifty Automotive Group, Inc....................  33,400   2,700,724
   #Donaldson Co., Inc......................................  44,342   1,536,894
    Douglas Dynamics, Inc...................................  30,941     437,196
    Dover Corp.............................................. 113,270   7,097,498
   *Ducommun, Inc...........................................  13,504     159,347
    Dun & Bradstreet Corp. (The)............................  28,036   2,180,640
   *DXP Enterprises, Inc....................................  21,105     915,324
   *Dycom Industries, Inc...................................  49,841   1,165,781
    Dynamic Materials Corp..................................  19,547     357,319
  #*Eagle Bulk Shipping, Inc................................  48,437      79,437
    Eastern Co. (The).......................................   6,782     164,463
    Eaton Corp..............................................  79,617   3,835,947
    Ecology & Environment, Inc. Class A.....................   3,767      56,769
    EMCOR Group, Inc........................................  99,138   2,906,726
    Emerson Electric Co.....................................  95,382   5,011,370
    Empire Resources, Inc...................................   6,900      19,113
   *Encore Capital Group, Inc...............................  34,968     828,742
    Encore Wire Corp........................................  34,417     877,289
  #*Energy Recovery, Inc....................................  51,392     107,923
   *EnergySolutions, Inc.................................... 128,188     539,671
  #*EnerNOC, Inc............................................     729       4,381
   *EnerSys.................................................  70,475   2,463,101
    Ennis, Inc..............................................  37,750     594,940
   *EnPro Industries, Inc...................................  29,957   1,240,519
   *Environmental Tectonics Corp............................   1,572       2,201
    EnviroStar, Inc.........................................     100         129
    Equifax, Inc............................................ 103,330   4,734,581
    ESCO Technologies, Inc..................................  37,062   1,274,933
    Espey Manufacturing & Electronics Corp..................   4,614     115,996
   *Esterline Technologies Corp.............................  44,229   3,029,244
  #*Excel Maritime Carriers, Ltd............................  60,230     112,630
  #*Exelis, Inc............................................. 151,638   1,748,386
   #Expeditors International of Washington, Inc.............  34,200   1,368,000
   *Exponent, Inc...........................................  18,149     867,522
   #Fastenal Co.............................................  55,147   2,581,983
   *Federal Signal Corp.....................................  89,331     460,948
    FedEx Corp.............................................. 140,901  12,433,104
   *Flanders Corp...........................................  33,425     147,070
   *Flow International Corp.................................  68,758     282,595
    Flowserve Corp..........................................  32,831   3,773,267
    Fluor Corp..............................................  99,372   5,738,733
   *Fortune Brands Home & Security, Inc..................... 122,709   2,790,403
    Forward Air Corp........................................  34,672   1,171,220
   *Franklin Covey Co.......................................  24,855     230,903
    Franklin Electric Co., Inc..............................  34,544   1,732,382
    FreightCar America, Inc.................................  17,783     384,113
   *Frozen Food Express Industries..........................  14,040      18,392
  #*FTI Consulting, Inc.....................................  61,694   2,241,960
   *Fuel Tech, Inc..........................................  30,552     141,456
  #*FuelCell Energy, Inc....................................  13,996      17,355
   *Furmanite Corp..........................................  54,202     339,305
    G & K Services, Inc. Class A............................  27,871     915,841
   #Gardner Denver Machinery, Inc...........................  25,853   1,684,064
    GATX Corp...............................................  69,810   2,992,755
  #*Genco Shipping & Trading, Ltd...........................  53,288     285,091
   *Gencor Industries, Inc..................................   5,578      39,325
  #*GenCorp, Inc............................................  56,901     390,910

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
  #*Generac Holdings, Inc...............................    72,015 $  1,734,121
   *General Cable Corp..................................    72,905    2,146,323
    General Dynamics Corp...............................   144,962    9,784,935
    General Electric Co................................. 5,181,591  101,455,552
  #*Genesee & Wyoming, Inc..............................    53,391    2,878,309
  #*Geo Group, Inc. (The)...............................    90,000    1,863,900
   *GeoEye, Inc.........................................    31,416      720,055
   *Gibraltar Industries, Inc...........................    45,397      613,767
   *Global Power Equipment Group, Inc...................    22,239      556,197
    Goodrich Corp.......................................    77,533    9,727,290
    Gorman-Rupp Co. (The)...............................    30,266      871,661
   *GP Strategies Corp..................................    26,570      445,845
    Graco, Inc..........................................    14,618      779,286
  #*Graftech International, Ltd.........................   150,156    1,762,831
    Graham Corp.........................................    14,415      318,283
   #Granite Construction, Inc...........................    56,238    1,565,666
    Great Lakes Dredge & Dock Corp......................    85,065      630,332
   *Greenbrier Cos., Inc................................    38,905      671,111
    Griffon Corp........................................    89,312      885,082
   *H&E Equipment Services, Inc.........................    52,432    1,011,938
    Hardinge, Inc.......................................    13,527      152,585
   *Harsco Corp.........................................   106,563    2,376,355
   *Hawaiian Holdings, Inc..............................    81,169      459,417
   #Healthcare Services Group, Inc......................    38,886      825,161
   #Heartland Express, Inc..............................   103,965    1,437,836
   #HEICO Corp..........................................    25,829    1,041,415
    HEICO Corp. Class A.................................    63,998    2,062,639
    Heidrick & Struggles International, Inc.............    25,598      499,161
   *Heritage-Crystal Clean, Inc.........................    11,803      249,633
   #Herman Miller, Inc..................................    37,291      728,293
   *Hertz Global Holdings, Inc..........................   304,946    4,699,218
  #*Hexcel Corp.........................................   120,069    3,287,489
   *Hill International, Inc.............................    51,954      184,956
   #HNI Corp............................................    66,685    1,608,442
  #*Hoku Corp...........................................    51,085       19,923
    Honeywell International, Inc........................    95,314    5,781,747
    Houston Wire & Cable Co.............................    26,140      321,261
   *Hub Group, Inc. Class A.............................    55,117    1,929,095
   #Hubbell, Inc. Class A...............................     7,919      599,429
    Hubbell, Inc. Class B...............................    61,563    4,939,815
   *Hudson Highland Group, Inc..........................    43,679      237,614
   *Huntington Ingalls Industries, Inc..................    30,495    1,203,028
   *Hurco Cos., Inc.....................................     8,940      235,390
   *Huron Consulting Group, Inc.........................    33,547    1,182,196
   *ICF International, Inc..............................    29,227      728,921
   #IDEX Corp...........................................   116,421    5,042,194
  #*IHS, Inc............................................    21,518    2,174,824
  #*II-VI, Inc..........................................    93,319    1,904,641
    Illinois Tool Works, Inc............................    87,875    5,042,268
    Ingersoll-Rand P.L.C................................   145,760    6,197,715
  #*InnerWorkings, Inc..................................    69,031      794,547
   *Innotrac Corp.......................................     4,173        5,362
   *Innovative Solutions & Support, Inc.................    19,410       79,193
    Insperity, Inc......................................    37,612    1,025,679
    Insteel Industries, Inc.............................    25,169      286,172
   *Integrated Electrical Services, Inc.................    14,770       65,283
   *Intelligent Systems Corp............................       629        1,076
    Interface, Inc. Class A.............................    53,250      754,020
   *Interline Brands, Inc...............................    46,600      980,464
    International Shipholding Corp......................     8,363      176,961
    Intersections, Inc..................................    25,390      305,442

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
   #Iron Mountain, Inc.................................  74,078       $2,249,749
   #ITT Corp........................................... 104,760        2,352,910
   #J.B. Hunt Transport Services, Inc..................  32,900        1,820,357
   *Jacobs Engineering Group, Inc......................  84,730        3,713,716
  #*JetBlue Airways Corp............................... 440,918        2,094,360
    John Bean Technologies Corp........................  41,874          669,565
    Joy Global, Inc....................................  20,498        1,450,643
   *Kadant, Inc........................................  17,092          442,170
    Kaman Corp.........................................  39,179        1,346,974
   *Kansas City Southern...............................  99,896        7,693,990
   *KAR Auction Services, Inc..........................  79,755        1,467,492
    Kaydon Corp........................................  47,788        1,172,240
    KBR, Inc........................................... 107,047        3,624,611
    Kelly Services, Inc................................   1,275           22,950
    Kelly Services, Inc. Class A.......................  64,846          907,196
    Kennametal, Inc.................................... 114,567        4,838,164
   *Key Technology, Inc................................   7,462           97,528
   *Kforce, Inc........................................  59,534          861,457
    Kimball International, Inc. Class B................  37,752          257,846
   *Kirby Corp.........................................  69,002        4,579,663
   #Knight Transportation, Inc......................... 118,078        1,938,841
    Knoll, Inc.........................................  57,654          852,703
   *Korn/Ferry International...........................  68,928        1,113,187
  #*Kratos Defense & Security Solutions, Inc...........  50,540          280,497
    KSW, Inc...........................................   7,439           29,310
    L.B. Foster Co. Class A............................  14,508          388,959
    L.S. Starrett Co. Class A..........................   8,910          114,939
   #L-3 Communications Holdings, Inc...................  99,720        7,333,409
   #Landstar System, Inc...............................  14,471          775,211
    Lawson Products, Inc...............................  12,431          180,995
   *Layne Christensen Co...............................  28,314          581,853
   #Lennox International, Inc..........................  27,100        1,176,140
    Lincoln Electric Holdings, Inc..................... 101,848        4,991,570
    Lindsay Corp.......................................  18,813        1,256,520
   *LMI Aerospace, Inc.................................  16,759          306,522
    Lockheed Martin Corp...............................  31,576        2,858,891
    LSI Industries, Inc................................  42,695          292,461
   *Luna Innovations, Inc..............................   4,551            7,737
   *Lydall, Inc........................................  22,156          233,746
   *Magnetek, Inc......................................   1,525           29,128
   *Manitex International, Inc.........................   2,123           20,232
    Manitowoc Co., Inc. (The).......................... 197,192        2,731,109
    Manpower, Inc......................................  94,697        4,034,092
    Marten Transport, Ltd..............................  31,911          672,365
   #Masco Corp......................................... 168,629        2,222,530
  #*MasTec, Inc........................................ 121,672        2,115,876
   *Mastech Holdings, Inc..............................   2,854           16,453
    McGrath RentCorp...................................  35,550        1,045,881
   *Meritor, Inc.......................................  70,486          458,864
   *Metalico, Inc......................................  76,765          248,719
    Met-Pro Corp.......................................  29,174          290,573
   *MFRI, Inc..........................................   6,501           45,507
   *Michael Baker Corp.................................  12,604          283,968
   *Middleby Corp......................................  22,669        2,300,223
    Miller Industries, Inc.............................  16,529          271,076
   #Mine Safety Appliances Co..........................  55,130        2,340,820
   *Mistras Group, Inc.................................  35,093          823,633
  #*Mobile Mini, Inc...................................  67,171        1,266,845
   *Moog, Inc. Class A.................................  61,243        2,588,742
   *Moog, Inc. Class B.................................   6,120          258,386
    MSC Industrial Direct Co., Inc. Class A............  11,500          847,665

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Industrials -- (Continued)
    Mueller Industries, Inc...........................  56,882       $ 2,600,076
    Mueller Water Products, Inc. Class A.............. 229,866           825,219
    Multi-Color Corp..................................  19,625           418,405
   *MYR Group, Inc....................................  32,114           536,946
    NACCO Industries, Inc. Class A....................   9,879         1,120,970
  #National Presto Industries, Inc....................  10,193           751,428
   *National Technical Systems, Inc...................  11,231            61,770
   *Navigant Consulting, Inc..........................  74,285         1,034,047
  #*Navistar International Corp.......................  32,363         1,098,724
   *Nielsen Holdings N.V..............................   3,929           114,805
    NL Industries, Inc................................  66,486           935,458
   *NN, Inc...........................................  22,205           175,642
    Nordson Corp......................................  44,212         2,383,027
    Norfolk Southern Corp............................. 166,058        12,110,610
    Northrop Grumman Corp............................. 134,779         8,528,815
   *Northwest Pipe Co.................................  13,284           276,440
   *Ocean Power Technologies, Inc.....................   8,423            22,995
   *Old Dominion Freight Line, Inc....................  73,991         3,290,380
   *Omega Flex, Inc...................................   8,600           115,670
   *On Assignment, Inc................................  55,486         1,038,143
   *Orbital Sciences Corp.............................  84,061         1,055,806
   *Orion Energy Systems, Inc.........................  22,128            46,469
   *Orion Marine Group, Inc...........................  22,404           155,036
   *Oshkosh Corp...................................... 130,844         2,987,169
   *Owens Corning, Inc................................ 181,271         6,226,659
    P.A.M. Transportation Services, Inc...............   9,059            96,660
   #PACCAR, Inc.......................................  54,624         2,346,647
   *Pacer International, Inc..........................  50,498           303,493
   #Pall Corp.........................................  20,800         1,239,888
   #Parker Hannifin Corp..............................  81,452         7,142,526
   *Park-Ohio Holdings Corp...........................  23,150           499,808
   *Patrick Industries, Inc...........................   9,126           118,090
   *Patriot Transportation Holding, Inc...............  10,465           229,916
   *Pendrell Corp.....................................  69,819            94,256
    Pentair, Inc...................................... 146,560         6,351,910
   *PGT, Inc..........................................  20,450            41,718
   *Pike Electric Corp................................  47,198           387,968
   *Pinnacle Airlines Corp............................  26,510            12,036
   #Pitney Bowes, Inc.................................  40,358           691,333
   *Plug Power, Inc...................................   4,097             5,408
  #*PMFG, Inc.........................................  16,342           220,780
  #*Polypore International, Inc.......................  48,768         1,821,485
  #*Portfolio Recovery Associates, Inc................  24,857         1,710,659
   *Powell Industries, Inc............................  16,519           538,685
   *PowerSecure International, Inc....................  39,354           204,247
    Precision Castparts Corp..........................  18,338         3,234,273
    Preformed Line Products Co........................   7,924           457,453
    Primoris Services Corp............................  73,274         1,056,611
    Providence & Worcester Railroad Co................   3,494            55,729
   #Quad/Graphics, Inc................................   2,481            33,345
   *Quality Distribution, Inc.........................  37,533           419,244
    Quanex Building Products Corp.....................  52,472           967,059
   *Quanta Services, Inc.............................. 180,273         3,987,639
   *RailAmerica, Inc..................................  73,454         1,702,664
   #Raven Industries, Inc.............................  18,727         1,127,553
   #Raytheon Co....................................... 163,341         8,843,282
  #*RBC Bearings, Inc.................................  32,933         1,543,899
   *RCM Technologies, Inc.............................  13,580            73,739
   *Real Goods Solar, Inc. Class A....................     512               671
   #Regal-Beloit Corp.................................  61,247         4,142,747
  #*Republic Airways Holdings, Inc....................  70,426           358,468

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
    Republic Services, Inc............................. 209,470       $5,733,194
    Resources Connection, Inc..........................  84,694        1,099,328
   *Roadrunner Transportation Systems, Inc.............  25,062          434,826
    Robbins & Myers, Inc...............................  67,641        3,294,793
   #Robert Half International, Inc.....................  27,853          830,019
   #Rockwell Automation, Inc...........................  47,364        3,663,132
   #Rockwell Collins, Inc..............................  26,150        1,461,524
   #Rollins, Inc.......................................  42,385          900,681
   #Roper Industries, Inc..............................  65,545        6,679,036
   #RR Donnelley & Sons Co............................. 285,484        3,571,405
   *RSC Holdings, Inc..................................  54,247        1,286,739
   *Rush Enterprises, Inc. Class A.....................  39,748          718,644
   *Rush Enterprises, Inc. Class B.....................   8,637          128,346
    Ryder System, Inc..................................  77,455        3,773,608
   *Saia, Inc..........................................  22,812          428,409
   #Sauer-Danfoss, Inc.................................  31,906        1,381,849
    Schawk, Inc........................................  31,026          417,920
   *Seaboard Corp......................................   1,240        2,468,121
    SeaCube Container Leasing, Ltd.....................   1,709           31,702
    Servotronics, Inc..................................   1,473           14,259
   *Shaw Group, Inc. (The)............................. 108,639        3,288,503
    SIFCO Industries, Inc..............................   7,118          138,623
    Simpson Manufacturing Co., Inc.....................  72,437        2,247,720
    SkyWest, Inc....................................... 101,528          912,737
   *SL Industries, Inc.................................  11,694          215,170
    SmartPros, Ltd.....................................   1,451            2,829
    Snap-on, Inc.......................................  79,949        5,000,010
    Southwest Airlines Co.............................. 756,644        6,265,012
   *Sparton Corp.......................................  11,200          112,000
   *Spirit Aerosystems Holdings, Inc. Class A.......... 173,357        4,333,925
    SPX Corp...........................................  76,563        5,878,507
   *Standard Parking Corp..............................  16,239          309,515
    Standard Register Co...............................  34,067           29,638
    Standex International Corp.........................  18,686          823,305
    Stanley Black & Decker, Inc........................ 132,097        9,664,217
    Steelcase, Inc. Class A............................ 121,768        1,052,076
  #*Stericycle, Inc....................................  15,661        1,356,243
   *Sterling Construction Co., Inc.....................  23,323          228,332
    Sun Hydraulics Corp................................  29,802          745,944
   *Supreme Industries, Inc. Class A...................  13,890           57,088
  #*Swift Transportation Co............................  78,341          821,797
   *SYKES Enterprises, Inc.............................  65,883        1,044,246
    Sypris Solutions, Inc..............................  18,050           72,561
   #TAL International Group, Inc.......................  51,780        2,139,032
   *Taser International, Inc...........................  82,399          379,035
   *Team, Inc..........................................  29,119          862,796
   *Tecumseh Products Co. Class A......................  11,302           43,174
   *Tecumseh Products Co. Class B......................   4,110           16,317
   *Teledyne Technologies, Inc.........................  48,937        3,162,309
    Tennant Co.........................................  23,007        1,019,210
  #*Terex Corp......................................... 164,016        3,713,322
  #*Tetra Tech, Inc....................................  92,107        2,459,257
    Textainer Group Holdings, Ltd......................  63,735        2,235,186
   #Textron, Inc....................................... 164,487        4,381,934
   *Thomas & Betts Corp................................  75,300        5,414,823
    Timken Co.......................................... 122,787        6,938,693
   #Titan International, Inc...........................  63,228        1,826,657
   *Titan Machinery, Inc...............................  30,321        1,080,337
   #Toro Co............................................  18,575        1,327,370
    Towers Watson & Co.................................  37,357        2,443,148
   *TransDigm Group, Inc...............................  23,800        3,001,656

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Industrials -- (Continued)
   *TRC Cos., Inc....................................  26,726       $    175,857
   *Trex Co., Inc....................................  23,065            738,080
   *TriMas Corp......................................  45,179            994,390
    Trinity Industries, Inc.......................... 120,176          3,557,210
   #Triumph Group, Inc...............................  73,103          4,592,330
   *TrueBlue, Inc....................................  61,079          1,054,224
   *Tufco Technologies, Inc..........................   2,398              7,590
   *Tutor Perini Corp................................  60,526            920,600
   #Twin Disc, Inc...................................  22,040            483,337
    Tyco International, Ltd.......................... 213,680         11,993,858
   *Ultralife Corp...................................  19,679             98,985
    UniFirst Corp....................................  21,860          1,328,214
    Union Pacific Corp............................... 234,080         26,319,955
  #*United Continental Holdings, Inc................. 212,326          4,654,186
    United Parcel Service, Inc.......................  63,147          4,934,307
  #*United Rentals, Inc..............................  51,139          2,387,169
   #United Stationers, Inc...........................  62,737          1,779,221
    United Technologies Corp......................... 107,979          8,815,406
    Universal Forest Products, Inc...................  28,794          1,076,896
   *Universal Power Group, Inc.......................   1,134              2,053
   *Universal Security Instruments, Inc..............   1,873             10,208
    Universal Truckload Services, Inc................  21,121            329,488
    URS Corp......................................... 118,810          4,908,041
  #*US Airways Group, Inc............................ 128,059          1,313,885
    US Ecology, Inc..................................  27,145            588,504
    US Home Systems, Inc.............................   9,486             83,192
   *USA Truck, Inc...................................  14,166             97,462
  #*USG Corp......................................... 115,330          2,081,706
    UTi Worldwide, Inc............................... 135,882          2,265,153
    Valmont Industries, Inc..........................  31,424          3,894,376
   *Verisk Analytics, Inc. Class A...................  27,360          1,339,272
   *Versar, Inc......................................  15,761             36,408
    Viad Corp........................................  29,360            530,829
    Vicor Corp.......................................  32,731            228,135
    Virco Manufacturing Corp.........................  11,119             20,014
   *Volt Information Sciences, Inc...................  23,850            169,335
    VSE Corp.........................................   6,890            151,580
   #W.W. Grainger, Inc...............................  13,523          2,810,350
   *WABCO Holdings, Inc..............................  27,768          1,750,217
   #Wabtec Corp......................................  54,923          4,271,911
   #Waste Connections, Inc........................... 148,382          4,782,352
   #Waste Management, Inc............................ 116,917          3,998,561
   #Watsco, Inc......................................  33,177          2,387,085
    Watsco, Inc. Class B.............................   5,058            367,211
    Watts Water Technologies, Inc. Class A...........  44,010          1,620,448
   #Werner Enterprises, Inc.......................... 107,394          2,536,646
  #*WESCO International, Inc.........................  61,541          4,085,707
   *Willdan Group, Inc...............................   7,684             26,817
   *Willis Lease Finance Corp........................   8,926            116,484
   #Woodward, Inc....................................  78,314          3,257,079
   *XPO Logistics, Inc...............................  11,437            189,969
    Xylem, Inc....................................... 126,611          3,529,915
                                                                    ------------
    Total Industrials................................                933,661,713
                                                                    ------------
Information Technology -- (12.1%)
  #*3D Systems Corp..................................  56,048          1,652,856
   *Accelrys, Inc....................................  83,266            685,279
    Accenture P.L.C. Class A.........................  51,686          3,357,006
  #*ACI Worldwide, Inc...............................  38,394          1,530,385
   #Activision Blizzard, Inc......................... 265,306          3,414,488
   *Actuate Corp.....................................  69,660            494,586

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
  #*Acxiom Corp....................................... 115,756       $ 1,589,330
   *ADDvantage Technologies Group, Inc................   7,817            19,152
   *Adobe Systems, Inc................................  81,557         2,737,053
   #ADTRAN, Inc.......................................  56,267         1,717,269
   *Advanced Energy Industries, Inc...................  60,027           716,722
  #*Advanced Micro Devices, Inc....................... 174,600         1,285,056
   *Advanced Photonix, Inc. Class A...................   1,915             1,475
  #*Advent Software, Inc..............................  53,105         1,433,304
   *Aehr Test Systems.................................   4,618             6,742
   *Aetrium, Inc......................................   6,465             4,138
   *Agilysys, Inc.....................................  31,723           277,893
   *Akamai Technologies, Inc..........................  55,036         1,794,174
  #*Alliance Data Systems Corp........................  11,750         1,509,757
   *Alpha & Omega Semiconductor, Ltd..................  13,132           129,875
    Altera Corp.......................................  39,402         1,401,529
   *Amdocs, Ltd....................................... 131,808         4,217,856
    American Software, Inc. Class A...................  41,689           345,185
  #*Amkor Technology, Inc............................. 275,673         1,425,229
   #Amphenol Corp.....................................  32,171         1,870,422
  #*Amtech Systems, Inc...............................  11,796            82,336
   *ANADIGICS, Inc....................................  86,345           190,822
    Analog Devices, Inc............................... 146,781         5,721,523
   *Analysts International Corp.......................   7,333            35,418
   *Anaren, Inc.......................................  20,797           375,178
  #*Ancestry.com, Inc.................................  51,142         1,365,491
  #*Anixter International, Inc........................  47,278         3,242,325
  #*ANSYS, Inc........................................  43,080         2,889,376
  #*AOL, Inc.......................................... 149,239         3,736,945
   *Apple, Inc........................................ 101,098        59,065,496
    Applied Materials, Inc............................ 448,081         5,372,491
   *Applied Micro Circuits Corp.......................  89,147           497,440
  #*Ariba, Inc........................................  85,354         3,260,523
   *Arris Group, Inc.................................. 174,079         2,250,841
   *Arrow Electronics, Inc............................ 157,863         6,638,139
  #*Aruba Networks, Inc...............................  40,558           856,585
  #*AsiaInfo-Linkage, Inc.............................  46,753           589,088
  #*Aspen Technology, Inc.............................  14,132           279,531
    Astro-Med, Inc....................................   6,436            53,901
  #*Atmel Corp........................................ 173,893         1,542,431
   *ATMI, Inc.........................................  45,773           961,691
   *AuthenTec, Inc....................................  57,735           187,639
   *Autobytel, Inc....................................  18,788            17,285
   *Autodesk, Inc.....................................  41,500         1,633,855
    Automatic Data Processing, Inc....................  61,357         3,412,676
    Avago Technologies, Ltd...........................   2,797            96,441
   *Aviat Networks, Inc...............................  72,395           184,607
   *Avid Technology, Inc..............................  54,827           476,447
   *Avnet, Inc........................................ 143,178         5,165,862
    AVX Corp.......................................... 222,886         2,830,652
   *Aware, Inc........................................  26,058           161,560
   *Axcelis Technologies, Inc.........................  71,695            97,505
   *AXT, Inc..........................................  45,551           231,855
    Badger Meter, Inc.................................  22,049           814,490
   #Bel Fuse, Inc. Class A............................   4,354            85,208
    Bel Fuse, Inc. Class B............................  13,021           231,644
   *Benchmark Electronics, Inc........................  86,360         1,371,397
    Black Box Corp....................................  35,024           791,893
   #Blackbaud, Inc....................................  36,337         1,125,720
   *Blonder Tongue Laboratories, Inc..................     433               520
   *BMC Software, Inc.................................  34,522         1,424,378
   #Booz Allen Hamilton Holding Corp..................  17,641           301,661

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *Bottomline Technologies, Inc......................  52,390       $ 1,232,737
   *Brightpoint, Inc.................................. 114,836           702,796
   *Broadcom Corp.....................................  86,283         3,157,958
    Broadridge Financial Solutions, Inc...............  63,302         1,469,239
  #*BroadVision, Inc..................................   6,453           155,517
  #*Brocade Communications Systems, Inc............... 684,630         3,792,850
    Brooks Automation, Inc............................  95,446         1,122,445
   *BSQUARE Corp......................................  12,187            36,561
   *BTU International, Inc............................  10,388            29,294
   #CA, Inc........................................... 264,848         6,997,284
    Cabot Microelectronics Corp.......................  34,464         1,184,872
  #*CACI International, Inc. Class A..................  43,130         2,636,537
  #*Cadence Design Systems, Inc....................... 106,862         1,247,080
   *CalAmp Corp.......................................  16,000            95,680
   *Calix, Inc........................................  50,461           401,670
  #*Callidus Software, Inc............................  31,383           248,553
   *Cardtronics, Inc..................................  34,762           916,326
   *Cascade Microtech, Inc............................  18,571            89,326
    Cass Information Systems, Inc.....................  14,954           612,366
   *CEVA, Inc.........................................  27,528           608,094
   *Checkpoint Systems, Inc...........................  56,396           618,100
   *China Information Technology, Inc.................  20,716            26,309
   *Chyron International Corp.........................   5,035             7,427
   *CIBER, Inc........................................ 101,746           423,263
   *Cinedigm Digital Cinema Corp. Class A.............  10,917            17,358
  #*Cirrus Logic, Inc.................................  94,229         2,579,990
    Cisco Sytems, Inc................................. 745,021        15,012,173
   *Citrix Systems, Inc...............................  32,097         2,747,824
   *Clearfield, Inc...................................  13,385            56,886
    Cognex Corp.......................................  58,705         2,362,876
   *Cognizant Technology Solutions Corp...............  31,155         2,284,285
   *Cogo Group, Inc...................................  16,904            41,584
  #*Coherent, Inc.....................................  35,331         1,858,411
    Cohu, Inc.........................................  34,325           376,888
    Communications Systems, Inc.......................  17,110           222,601
   *CommVault Systems, Inc............................  17,032           886,856
   #Computer Sciences Corp............................ 134,068         3,761,948
   *Computer Task Group, Inc..........................  26,502           382,159
   *Compuware Corp.................................... 303,233         2,644,192
   *comScore, Inc.....................................  19,032           379,117
    Comtech Telecommunications Corp...................  36,524         1,129,322
   *Comverge, Inc.....................................  18,473            32,143
  #*Concur Technologies, Inc..........................  28,597         1,617,446
   *Concurrent Computer Corp..........................   8,814            33,493
  #*Convergys Corp.................................... 171,747         2,296,257
   *Convio, Inc.......................................  23,797           380,752
   *CoreLogic, Inc.................................... 148,380         2,477,946
    Corning, Inc...................................... 708,402        10,165,569
   *Cray, Inc.........................................  52,927           590,136
  #*Cree, Inc......................................... 123,123         3,804,501
    Crexendo, Inc.....................................  10,464            38,508
   *CSG Systems International, Inc....................  49,937           719,093
    CSP, Inc..........................................   2,797            11,552
    CTS Corp..........................................  13,886           148,997
   *CyberOptics Corp..................................  10,031            99,207
  #*Cymer, Inc........................................  52,773         2,735,752
   #*Cypress Semiconductor Corp.......................  85,789         1,329,729
    Daktronics, Inc...................................  61,217           498,306
   *Datalink Corp.....................................  24,602           250,448
   *Dataram Corp......................................   5,453             5,562
    DDi Corp..........................................  28,975           376,095

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
  #*DealerTrack Holdings, Inc.........................  62,098       $ 1,852,383
   *Dell, Inc......................................... 211,492         3,462,124
   *Deltek, Inc.......................................  25,216           263,255
   *Demand Media, Inc.................................   4,788            39,788
   *Dice Holdings, Inc................................  74,127           799,089
    Diebold, Inc......................................  86,355         3,406,705
   *Digi International, Inc...........................  35,862           332,799
   *Digimarc Corp.....................................   8,780           229,597
   *Digital River, Inc................................  50,999           959,291
  #*Diodes, Inc.......................................  67,739         1,509,902
   *Ditech Networks, Inc..............................  23,100            21,483
  #*Document Security Systems, Inc....................   3,628            11,065
   #*Dolby Laboratories, Inc..........................  15,691           615,558
   *Dot Hill Systems Corp.............................  71,103            88,879
   *DSP Group, Inc....................................  31,722           207,462
    DST Systems, Inc..................................  60,629         3,394,011
   *DTS, Inc..........................................  15,789           492,617
   *Dynamics Research Corp............................  10,821            77,803
    EarthLink, Inc.................................... 151,197         1,227,720
   *eBay, Inc......................................... 251,850        10,338,442
   #Ebix, Inc.........................................  54,051         1,105,343
  #*Echelon Corp......................................  19,608            85,491
  #*Echo Global Logistics, Inc........................  32,247           549,166
   *EchoStar Corp. Class A............................  57,799         1,679,061
   *Edgewater Technology, Inc.........................  10,488            41,952
   *Elecsys Corp......................................     376             2,030
    Electro Rent Corp.................................  34,782           541,904
    Electro Scientific Industries, Inc................  41,652           593,958
   *Electronic Arts, Inc.............................. 144,139         2,216,858
   *Electronics for Imaging, Inc......................  79,322         1,415,898
   *eMagin Corp.......................................  11,034            34,316
   *EMC Corp.......................................... 357,135        10,074,778
  #*EMCore Corp.......................................  24,671           111,513
   *Emulex Corp....................................... 124,445         1,080,183
   *Energy Conversion Devices, Inc....................  33,852             1,760
   *Entegris, Inc..................................... 216,242         1,913,742
   *Entorian Technologies, Inc........................   1,977             5,190
  #*Entropic Communications, Inc...................... 125,495           530,844
   *Envestnet, Inc....................................  13,625           170,449
    EPIQ Systems, Inc.................................  52,023           590,981
   *ePlus, Inc........................................  11,409           338,391
  #*Equinix, Inc......................................  32,137         5,276,895
  #*Euronet Worldwide, Inc............................  72,228         1,562,292
   *Exar Corp.........................................  63,182           500,401
   *ExlService Holdings, Inc..........................  40,296         1,115,393
   *Extreme Networks.................................. 137,751           527,586
   *F5 Networks, Inc..................................  22,500         3,013,425
   *Fabrinet..........................................  13,598           228,718
   #FactSet Research Systems, Inc.....................  15,644         1,640,430
   #Fair Isaac Corp...................................  57,154         2,451,907
  #*Fairchild Semiconductor International, Inc........ 175,710         2,489,811
   *FalconStor Software, Inc..........................  50,770           167,033
   *FARO Technologies, Inc............................  22,486         1,258,766
   *FEI Co............................................  56,399         2,829,538
    Fidelity National Information Services, Inc....... 291,349         9,809,721
  #*Finisar Corp...................................... 116,255         1,920,533
  #*First Solar, Inc..................................  24,684           454,186
  #*Fiserv, Inc.......................................  98,733         6,939,943
   #FLIR Systems, Inc................................. 101,629         2,282,587
   *FormFactor, Inc...................................  69,305           388,108
    Forrester Research, Inc...........................  30,368         1,076,546

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CONTINUED


                                                      SHARES           VALUE+
                                                     ---------       -----------
Information Technology -- (Continued)
   *Fortinet, Inc...................................    21,648       $   565,446
   *Frequency Electronics, Inc......................    10,710            81,932
   *FSI International, Inc..........................    55,173           279,727
  #*Gartner Group, Inc..............................    35,704         1,563,835
   *Genpact, Ltd....................................   163,852         2,733,051
   *GigOptix, Inc...................................     6,777            19,924
   *Global Cash Access Holdings, Inc................    93,821           792,787
   #Global Payments, Inc............................    48,502         2,251,948
   *Globalscape, Inc................................    11,741            21,956
   *Globecomm Systems, Inc..........................    34,672           491,649
   *Google, Inc.....................................    29,049        17,581,326
   *GSE Systems, Inc................................    15,360            44,237
   *GSI Group, Inc..................................    45,986           555,051
   *GSI Technology, Inc.............................    35,345           149,509
  #*GT Advanced Technologies, Inc...................   125,682           818,190
   *GTSI Corp.......................................     7,692            40,691
   *Guidance Software, Inc..........................    17,697           167,945
   *Hackett Group, Inc. (The).......................    60,552           345,752
   *Harmonic, Inc...................................   165,034           778,960
   #Harris Corp.....................................    87,438         3,981,927
   *Hauppauge Digital, Inc..........................     6,000             8,820
    Heartland Payment Systems, Inc..................    43,083         1,312,739
    Hewlett-Packard Co..............................   862,907        21,365,577
  #*Hittite Microwave Corp..........................    31,714         1,697,968
  #*Hutchinson Technology, Inc......................    31,174            64,218
   *I.D. Systems, Inc...............................    15,829            95,924
    IAC/InterActiveCorp.............................   165,687         7,977,829
   *Identive Group, Inc.............................    25,290            52,097
   *IEC Electronics Corp............................     9,658            49,835
  #*iGATE Corp......................................    65,972         1,283,815
   *iGo, Inc........................................    28,914            21,107
   *Ikanos Communications, Inc......................    23,895            19,116
   *Imation Corp....................................    51,717           299,959
   *Immersion Corp..................................    28,044           152,840
  #*Infinera Corp...................................   160,045         1,145,922
   *Informatica Corp................................    29,401         1,353,034
   *Infosonics Corp.................................     4,740             3,508
   *InfoSpace, Inc..................................    58,156           647,276
   *Ingram Micro, Inc. Class A......................   231,004         4,495,338
   *Innodata Isogen, Inc............................    31,335           172,656
   *Inphi Corp......................................    15,665           159,000
   *Insight Enterprises, Inc........................    89,014         1,807,874
   *Integrated Device Technology, Inc...............   204,306         1,383,152
   *Integrated Silicon Solution, Inc................    38,599           409,921
    Intel Corp...................................... 1,282,072        36,410,845
   *Intellicheck Mobilisa, Inc......................     7,700            12,166
   *Interactive Intelligence Group, Inc.............    20,026           593,971
   #InterDigital, Inc...............................    26,173           725,516
   *Intermec, Inc...................................    75,757           403,027
   *Internap Network Services Corp..................    77,382           544,769
    International Business Machines Corp............   104,155        21,568,417
   *International Rectifier Corp....................    91,557         1,998,689
   *Interphase Corp.................................     5,636            36,070
    Intersil Corp. Class A..........................   182,620         1,875,507
   *inTEST Corp.....................................     3,806            13,321
   *Intevac, Inc....................................    30,221           243,581
   *IntriCon Corp...................................     8,894            63,147
    Intuit, Inc.....................................    34,988         2,028,254
   *Inuvo, Inc......................................     3,679             2,727
  #*IPG Photonics Corp..............................    66,639         3,225,328
   *Iteris, Inc.....................................    16,314            23,655

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
                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Itron, Inc.........................................  51,725       $2,110,380
   *Ixia............................................... 101,849        1,283,297
   *IXYS Corp..........................................  43,667          544,091
   #j2 Global, Inc.....................................  69,137        1,785,809
   #Jabil Circuit, Inc................................. 177,157        4,154,332
    Jack Henry & Associates, Inc.......................  83,329        2,829,853
   *JDA Software Group, Inc............................  62,188        1,795,989
  #*JDS Uniphase Corp.................................. 159,990        1,943,878
  #*Juniper Networks, Inc.............................. 138,101        2,959,504
   *Kemet Corp.........................................  64,457          548,529
   *Kenexa Corp........................................  29,453          962,230
   *Key Tronic Corp....................................  12,420          143,451
    Keynote Systems, Inc...............................  24,709          454,646
  #*KIT Digital, Inc...................................  64,550          437,649
    KLA-Tencor Corp.................................... 115,499        6,023,273
   *Kopin Corp.........................................  98,511          351,684
   *Kulicke & Soffa Industries, Inc.................... 106,097        1,389,871
   *KVH Industries, Inc................................  18,992          189,540
  #*Lam Research Corp..................................  77,650        3,234,122
   *Lattice Semiconductor Corp......................... 178,231          973,141
   *LeCroy Corp........................................  22,172          229,258
   *Lender Processing Services, Inc....................  31,117          826,156
  #*Lexmark International, Inc......................... 105,325        3,170,282
   *LGL Group, Inc. (The)..............................   2,633           19,168
   *Limelight Networks, Inc............................ 148,997          408,252
    Linear Technology Corp.............................  47,472        1,552,809
   *Lionbridge Technologies, Inc.......................  36,384          100,056
   *Liquidity Services, Inc............................  35,702        1,903,988
    Littlefuse, Inc....................................  33,359        2,090,609
   *LogMeIn, Inc.......................................   7,012          252,502
   *LoJack Corp........................................  45,019          176,024
   *LookSmart, Ltd.....................................  14,172           12,897
   *LoopNet, Inc.......................................  41,716          799,696
   *Loral Space & Communications, Inc..................  24,987        1,550,443
   *LSI Corp........................................... 266,959        2,146,350
   *LTX-Credence Corp..................................  69,880          482,172
   *Magnachip Semiconductor Corp.......................   9,390          110,614
   *Management Network Group, Inc......................   3,573            9,040
   *Manhattan Associates, Inc..........................  33,551        1,682,583
   #ManTech International Corp. Class A................  33,426        1,050,245
   #Marchex, Inc. Class B..............................  38,409          133,663
   *Market Leader, Inc.................................  25,740           93,436
   *Marvell Technology Group, Ltd...................... 338,650        5,083,136
    MasterCard, Inc. Class A...........................  10,047        4,543,957
   *Mattersight Corp...................................   4,853           45,909
   *Mattson Technology, Inc............................  76,073          178,011
    Maxim Integrated Products, Inc..................... 116,508        3,446,307
    Maximus, Inc.......................................  56,400        2,495,700
   *MaxLinear, Inc.....................................   4,838           23,464
   *Measurement Specialties, Inc.......................  22,135          790,884
  #*MEMC Electronic Materials, Inc..................... 267,457          960,171
   *MEMSIC, Inc........................................  22,265           95,294
   *Mentor Graphics Corp............................... 164,412        2,375,753
   *Mercury Computer Systems, Inc......................  44,384          585,869
    Mesa Laboratories, Inc.............................   5,040          250,186
    Methode Electronics, Inc...........................  53,279          450,208
    Micrel, Inc........................................  89,784          977,748
   #Microchip Technology, Inc..........................  81,692        2,886,995
   *Micron Technology, Inc............................. 939,287        6,189,901
  #*MICROS Systems, Inc................................  33,544        1,906,306
  #*Microsemi Corp..................................... 129,832        2,793,985

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
                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
    Microsoft Corp.................................... 906,013       $29,010,536
   *MicroStrategy, Inc................................   3,950           552,131
  #*Microvision, Inc..................................   2,475             4,603
   *Mindspeed Technologies, Inc.......................  44,306           221,973
   *MIPS Technologies, Inc............................  80,768           528,223
    MKS Instruments, Inc..............................  77,141         2,132,949
    MOCON, Inc........................................   8,521           151,929
   *ModusLink Global Solutions, Inc...................  57,190           283,090
   #Molex, Inc........................................  55,919         1,542,805
    Molex, Inc. Class A...............................  91,846         2,103,273
   *MoneyGram International, Inc......................  18,939           318,743
   *Monolithic Power Systems, Inc.....................  49,707         1,029,929
   *Monotype Imaging Holdings, Inc....................  54,200           769,098
  #*Monster Worldwide, Inc............................ 164,641         1,420,852
  #*MoSys, Inc........................................  49,600           178,560
   *Motorola Mobility Holdings, Inc................... 104,983         4,075,440
    Motorola Solutions, Inc...........................  78,068         3,983,810
   *Move, Inc.........................................  34,761           302,421
    MTS Systems Corp..................................  24,108         1,156,461
   *Multi-Fineline Electronix, Inc....................  33,858           896,898
   *Nanometrics, Inc..................................  33,758           523,587
   *NAPCO Security Technologies, Inc..................  12,122            36,245
   #National Instruments Corp.........................  36,646           996,771
   *NCI, Inc. Class A.................................  10,441            51,787
  #*NCR Corp.......................................... 134,305         3,156,168
  #*NetApp, Inc.......................................  41,900         1,626,977
   *NETGEAR, Inc......................................  56,437         2,172,824
   *NetList, Inc......................................  21,484            53,925
   *NetScout Systems, Inc.............................  62,058         1,283,980
  #*NetSuite, Inc.....................................  15,289           678,526
   *Network Engines, Inc..............................  14,793            13,314
   *Network Equipment Technologies, Inc...............  32,609            31,957
   *NeuStar, Inc......................................  56,098         2,039,162
   *Newport Corp......................................  55,511           947,573
   *Newtek Business Services, Inc.....................  14,356            19,955
    NIC, Inc..........................................  37,300           417,387
   *Novatel Wireless, Inc.............................  40,698           117,617
   *Novellus Systems, Inc............................. 119,768         5,599,154
  #*Nuance Communications, Inc........................ 212,058         5,182,698
  #*NumereX Corp. Class A.............................  16,698           158,297
  #*NVIDIA Corp....................................... 406,868         5,289,284
  #*Oclaro, Inc.......................................  61,738           177,188
   *Official Payments Holdings, Inc...................  20,570            97,708
  #*OmniVision Technologies, Inc......................  80,595         1,484,560
   *ON Semiconductor Corp............................. 419,796         3,467,515
   *Online Resources Corp.............................  36,446           103,142
  #*Onvia, Inc........................................   1,484             5,713
   *Openwave Systems, Inc.............................  77,315           199,473
   *Oplink Communications, Inc........................  28,818           456,477
    OPNET Technologies, Inc...........................  26,857           622,008
   *Opnext, Inc....................................... 107,457           127,874
    Optical Cable Corp................................   8,150            24,368
    Oracle Corp....................................... 517,147        15,198,950
   *OSI Systems, Inc..................................  29,244         1,955,254
   *Overland Storage, Inc.............................   1,366             2,923
   *PAR Technology Corp...............................  17,200            87,548
   *Parametric Technology Corp........................ 136,146         2,938,031
    Park Electrochemical Corp.........................  29,592           853,729
   *ParkerVision, Inc.................................   3,828             5,206
   #Paychex, Inc......................................  55,438         1,717,469
    PC Connection, Inc................................  37,385           299,828

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *PC Mall, Inc......................................  12,993       $    80,297
    PC-Tel, Inc.......................................  30,780           210,227
   *PDF Solutions, Inc................................  41,437           365,474
   *Perceptron, Inc...................................  10,412            60,806
   *Perficient, Inc...................................  44,395           533,184
   *Performance Technologies, Inc.....................   5,773            12,932
   *Pericom Semiconductor Corp........................  34,672           272,522
   *Pervasive Software, Inc...........................  16,603           102,773
  #*Photronics, Inc...................................  87,826           543,643
   *Pixelworks, Inc...................................  17,204            43,010
   *Planar Systems, Inc...............................  19,314            35,731
    Plantronics, Inc..................................  66,221         2,537,589
   *Plexus Corp.......................................  51,666         1,672,428
   *PLX Technology, Inc...............................  55,424           220,588
  #*PMC-Sierra, Inc................................... 329,054         2,326,412
  #*Polycom, Inc...................................... 130,217         1,727,980
    Power Integrations, Inc...........................  40,615         1,538,496
  #*Power-One, Inc.................................... 125,475           537,033
   *Presstek, Inc.....................................  30,818            24,494
   *PRGX Global, Inc..................................  31,569           199,516
  #*Progress Software Corp............................  92,951         2,150,886
   *PROS Holdings, Inc................................  23,192           456,650
    Pulse Electronics Corp............................  41,887            85,868
    QAD, Inc. Class A.................................  13,878           171,393
    QAD, Inc. Class B.................................   4,640            58,162
   *QLIK Technologies, Inc............................   6,938           199,884
  #*QLogic Corp....................................... 147,504         2,544,444
    QUALCOMM, Inc..................................... 214,176        13,672,996
   *Qualstar Corp.....................................   8,094            15,540
   *Quantum Corp...................................... 185,179           440,726
  #*Quest Software, Inc............................... 124,256         2,891,437
  #*QuickLogic Corp...................................  20,664            61,992
  #*QuinStreet, Inc...................................  12,350           129,798
  #*Rackspace Hosting, Inc............................  20,042         1,164,240
   *Radisys Corp......................................  40,860           259,461
   *Rainmaker Systems, Inc............................  16,080            10,613
   *Ramtron International Corp........................  30,073            69,769
  #*RealD, Inc........................................  13,806           166,776
    RealNetworks, Inc.................................  48,755           466,585
  #*Red Hat, Inc......................................  56,958         3,395,266
   *Reis, Inc.........................................  16,269           141,378
   *Relm Wireless Corp................................   4,040             6,060
  #*Remark Media, Inc.................................   1,990             8,895
    RF Industries, Ltd................................   8,985            34,143
   *RF Micro Devices, Inc............................. 385,412         1,668,834
    Richardson Electronics, Ltd.......................  20,031           252,591
    Rimage Corp.......................................  13,779           125,251
  #*Riverbed Technology, Inc..........................  55,540         1,095,804
   *Rofin-Sinar Technologies, Inc.....................  40,182         1,012,586
   *Rogers Corp.......................................  23,115           885,073
  #*Rosetta Stone, Inc................................  27,737           290,129
   *Rovi Corp.........................................  49,536         1,416,730
  #*Rubicon Technology, Inc...........................  30,491           288,140
   *Rudolph Technologies, Inc.........................  46,452           501,682
   *Saba Software, Inc................................  28,390           275,951
  #*SAIC, Inc......................................... 242,949         2,954,260
  #*Salesforce.com, Inc...............................  19,400         3,021,162
  #*Sandisk Corp...................................... 124,559         4,609,929
   *Sanmina-SCI Corp.................................. 115,400         1,027,060
    Sapient Corp...................................... 142,013         1,699,896
   *ScanSource, Inc...................................  39,560         1,303,898

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Scientific Learning Corp...........................  11,264       $   20,163
   *SeaChange International, Inc.......................  43,646          358,770
    Seagate Technology................................. 292,776        9,005,790
   *Selectica, Inc.....................................     538            2,087
  #*Semtech Corp.......................................  95,596        2,605,947
   *Sevcon, Inc........................................   1,585           11,254
   *ShoreTel, Inc......................................  68,310          327,205
   *Sigma Designs, Inc.................................  40,935          225,552
  #*Silicon Graphics International Corp................  34,226          323,093
   *Silicon Image, Inc................................. 114,681          688,086
   *Silicon Laboratories, Inc..........................  62,131        2,205,029
   *Skyworks Solutions, Inc............................ 101,082        2,743,365
   *Smith Micro Software, Inc..........................  40,111           80,623
   *SolarWinds, Inc....................................  28,047        1,315,685
    Solera Holdings, Inc...............................  13,296          597,522
  #*Sonic Foundry, Inc.................................     619            4,834
   *Sonus Networks, Inc................................ 411,684        1,165,066
   *Soundbite Communications, Inc......................   2,720            7,806
  #*Sourcefire, Inc....................................  28,664        1,461,577
   *Spansion, Inc. Class A.............................  82,701          997,374
  #*Spark Networks, Inc................................  20,866           93,897
   *Spire Corp.........................................   8,159            7,751
   *SRS Labs, Inc......................................  18,223          173,665
   *SS&C Technologies Holdings, Inc....................  92,210        2,191,832
   *Stamps.com, Inc....................................  17,468          507,096
   *Standard Microsystems Corp.........................  32,612          863,566
   *StarTek, Inc.......................................  15,481           28,330
  #*STEC, Inc..........................................  66,370          550,207
   *Steel Excel, Inc...................................  15,552          435,456
  #*STR Holdings, Inc..................................   3,848           14,699
  #*Stratasys, Inc.....................................  24,711        1,265,450
  #*SunPower Corp......................................  22,887          128,396
   *Super Micro Computer, Inc..........................  59,281        1,046,310
   *Supertex, Inc......................................  16,896          345,861
   *Support.com, Inc...................................  65,180          236,603
   *Sycamore Networks, Inc.............................  42,435          661,562
   *Symantec Corp...................................... 123,932        2,047,357
   *Symmetricom, Inc...................................  60,779          337,931
  #*Synaptics, Inc.....................................  43,569        1,338,004
  #*SYNNEX Corp........................................  54,302        2,068,363
  #*Synopsys, Inc......................................  98,578        2,958,326
    Syntel, Inc........................................  20,935        1,253,797
  #*Take-Two Interactive Software, Inc................. 133,532        1,882,801
   #TE Connectivity, Ltd............................... 142,968        5,212,613
   *Tech Data Corp.....................................  64,197        3,453,157
   *TechTarget, Inc....................................  49,891          371,189
   *TeleCommunication Systems, Inc. Class A............  68,027          131,292
   *TeleNav, Inc.......................................  51,757          350,395
   *TeleTech Holdings, Inc.............................  80,346        1,217,242
    Tellabs, Inc....................................... 553,536        2,086,831
    Telular Corp.......................................  21,708          195,806
   *Teradata Corp......................................  30,060        2,097,587
  #*Teradyne, Inc...................................... 235,386        4,050,993
    Tessco Technologies, Inc...........................  14,125          282,500
   *Tessera Technologies, Inc..........................  75,277        1,177,332
   #Texas Instruments, Inc............................. 148,207        4,733,732
    TheStreet, Inc.....................................  32,682           66,018
   *THQ, Inc...........................................  69,822           47,297
  #*TIBCO Software, Inc................................  51,980        1,710,142
  #*TiVo, Inc.......................................... 123,050        1,327,710
   *TNS, Inc...........................................  27,099          552,820

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CONTINUED


                                                     SHARES            VALUE+
                                                    ---------       ------------
Information Technology -- (Continued)
    Total System Services, Inc.....................   198,730       $  4,674,130
   *Transact Technologies, Inc.....................    10,428             89,264
   *TranSwitch Corp................................     1,860              4,241
  #*Trimble Navigation, Ltd........................    22,795          1,234,121
   *Trio-Tech International........................     3,963              8,917
   *TriQuint Semiconductor, Inc....................   198,996            971,100
   *TSR, Inc.......................................       751              3,274
   *TTM Technologies, Inc..........................   106,187          1,096,912
   *Tyler Technologies, Inc........................    31,179          1,245,601
  #*Ultimate Software Group, Inc...................     6,001            463,037
   *Ultra Clean Holdings...........................    31,297            214,384
   *Ultratech, Inc.................................    38,240          1,221,386
   *Unisys Corp....................................    39,511            737,275
    United Online, Inc.............................   129,638            614,484
   *USA Technologies, Inc..........................    16,331             27,599
   *UTStarcom Holdings Corp........................   118,679            155,469
  #*ValueClick, Inc................................   117,520          2,489,074
  #*Veeco Instruments, Inc.........................    55,960          1,689,432
  #*VeriFone Systems, Inc..........................    34,850          1,660,254
   *Verint Systems, Inc............................     5,995            181,289
  #*VeriSign, Inc..................................    39,976          1,643,413
  #*ViaSat, Inc....................................    58,418          2,821,589
   *Viasystems Group, Inc..........................    17,813            397,052
   *Vicon Industries, Inc..........................     3,400             10,727
   *Video Display Corp.............................    10,670             45,348
   *Virtusa Corp...................................    54,146            817,063
  #Visa, Inc.......................................   232,750         28,623,595
   *Vishay Intertechnology, Inc....................   228,400          2,562,648
   *Vishay Precision Group, Inc....................    24,604            356,266
  #*VistaPrint N.V.................................    31,992          1,192,982
  #*VMware, Inc. Class A...........................     8,843            987,940
   *Vocus, Inc.....................................     6,993             90,419
   *Volterra Semiconductor Corp....................    32,522          1,069,649
  #*Wave Systems Corp. Class A.....................    10,400             14,872
    Wayside Technology Group, Inc..................     5,010             68,086
   *Web.com Group, Inc.............................    38,517            498,795
  #*WebMD Health Corp..............................     1,891             43,020
   *WebMediaBrands, Inc............................     6,600              5,808
   *Websense, Inc..................................    17,109            354,841
   *Westell Technologies, Inc. Class A.............    69,684            158,880
   *Western Digital Corp...........................   163,819          6,357,815
  #Western Union Co. (The).........................    89,952          1,653,318
   *Winland Electronics, Inc.......................       400                221
   *Wireless Ronin Technologies, Inc...............     2,221              1,777
   *Wireless Telecom Group, Inc....................     9,995             12,494
   *WPCS International, Inc........................     6,800              7,344
   *Wright Express Corp............................    43,750          2,792,125
    Xerox Corp..................................... 1,233,303          9,595,097
  #Xilinx, Inc.....................................    41,800          1,520,684
   *XO Group, Inc..................................    42,210            391,287
   *X-Rite, Inc....................................   103,392            572,792
    Xyratex, Ltd...................................    43,595            632,999
   *Yahoo!, Inc....................................   564,582          8,773,604
   *Zebra Technologies Corp. Class A...............    62,043          2,406,648
   *Zix Corp.......................................    59,913            169,554
   *Zygo Corp......................................    26,501            524,455
                                                                    ------------
Total Information Technology.......................                  926,361,270
                                                                    ------------

Materials -- (4.5%)
    A. Schulman, Inc...............................    43,055          1,059,584
   *A.M. Castle & Co...............................    29,865            399,892

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Materials -- (Continued)
   *AEP Industries, Inc...............................   8,159       $   284,504
    Air Products & Chemicals, Inc.....................  35,450         3,030,620
   #Airgas, Inc.......................................  56,913         5,215,507
   #AK Steel Holding Corp............................. 151,733         1,125,859
   #Albemarle Corp....................................  39,910         2,606,123
   #Alcoa, Inc........................................ 478,268         4,653,548
    Allegheny Technologies, Inc.......................  70,605         3,031,779
   *Allied Nevada Gold Corp...........................   8,927           261,472
   #AMCOL International Corp..........................  47,614         1,569,357
   *American Biltrite, Inc............................   3,616            17,899
   *American Pacific Corp.............................   8,129            63,569
    American Vanguard Corp............................  41,677         1,041,925
   #AptarGroup, Inc...................................  80,521         4,389,200
   *Arabian American Development Co...................  13,431           117,253
    Ashland, Inc......................................  85,486         5,630,963
    Balchem Corp......................................  23,389           675,942
    Ball Corp.........................................  55,054         2,299,055
   #Bemis Co., Inc.................................... 153,983         4,987,509
    Boise, Inc........................................ 169,459         1,294,667
    Buckeye Technologies, Inc.........................  58,303         1,889,600
    Cabot Corp........................................  91,325         3,938,847
   *Calgon Carbon Corp................................  84,547         1,170,130
   #Carpenter Technology Corp.........................  56,913         3,167,778
   #Celanese Corp. Class A............................  27,600         1,337,496
  #*Century Aluminum Co............................... 124,240         1,143,008
    CF Industries Holdings, Inc.......................  42,483         8,201,768
   #Chase Corp........................................  11,789           175,067
   *Chemtura Corp.....................................  91,731         1,561,262
   *Clearwater Paper Corp.............................  33,170         1,093,615
   #Cliffs Natural Resources, Inc.....................  51,572         3,210,873
   *Coeur d'Alene Mines Corp.......................... 132,436         2,853,996
    Commercial Metals Co.............................. 173,359         2,562,246
   #Compass Minerals International, Inc...............  13,558         1,037,458
   *Contango ORE, Inc.................................   1,821            20,586
   *Continental Materials Corp........................   1,019            14,877
   *Core Molding Technologies, Inc....................  11,130            92,490
   *Crown Holdings, Inc...............................  37,000         1,368,260
    Cytec Industries, Inc.............................  71,531         4,547,226
    Deltic Timber Corp................................  16,051           980,395
    Domtar Corp.......................................  57,812         5,057,394
    Dow Chemical Co. (The)............................ 547,213        18,539,576
   #E.I. du Pont de Nemours & Co...................... 117,889         6,302,346
    Eagle Materials, Inc..............................  67,174         2,365,868
    Eastman Chemical Co...............................  50,854         2,744,590
   #Ecolab, Inc.......................................  61,063         3,889,102
   *Ferro Corp........................................ 115,227           598,028
  #*Flotek Industries, Inc............................   5,709            77,871
   #FMC Corp..........................................  22,500         2,485,125
    Freeport-McMoRan Copper & Gold, Inc. Class B...... 207,039         7,929,594
    Friedman Industries, Inc..........................  13,567           158,598
    FutureFuel Corp...................................     409             4,025
  #*General Moly, Inc................................. 114,643           371,443
   *Georgia Gulf Corp.................................  42,802         1,517,331
    Globe Specialty Metals, Inc....................... 104,798         1,398,005
  #*Golden Minerals Co................................  19,506           145,710
  #*Graphic Packaging Holding Co...................... 540,426         2,891,279
   #Greif, Inc. Class A...............................  36,693         1,968,213
   #Greif, Inc. Class B...............................  28,377         1,545,128
   #H.B. Fuller Co....................................  73,618         2,422,032
   #Hawkins, Inc......................................  15,152           526,229
    Haynes International, Inc.........................  18,018         1,123,783

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Materials -- (Continued)
   *Headwaters, Inc....................................  76,455       $  331,815
   #Hecla Mining Co.................................... 396,435        1,696,742
   *Horsehead Holding Corp.............................  61,722          693,138
    Huntsman Corp...................................... 332,921        4,714,161
   #Innophos Holdings, Inc.............................  33,897        1,666,715
   *Innospec, Inc......................................  34,431        1,040,849
   #International Flavors & Fragrances, Inc............  17,200        1,035,612
    International Paper Co............................. 256,800        8,554,008
  #*Intrepid Potash, Inc...............................  81,403        2,022,865
   #Kaiser Aluminum Corp...............................  28,217        1,483,368
   *KapStone Paper & Packaging Corp....................  67,143        1,212,603
    KMG Chemicals, Inc.................................  16,070          277,047
    Koppers Holdings, Inc..............................  13,519          525,619
   *Kraton Performance Polymers, Inc...................  42,384        1,101,984
   #Kronos Worldwide, Inc..............................  67,337        1,598,580
   *Landec Corp........................................  34,886          224,666
  #*Louisiana-Pacific Corp............................. 204,322        1,849,114
   *LSB Industries, Inc................................  32,133        1,089,951
    LyondellBasell Industries N.V. Class A.............  74,069        3,094,603
   #Martin Marietta Materials, Inc.....................  54,855        4,546,382
   *Material Sciences Corp.............................   8,954           68,409
   *Materion Corp......................................  28,418          702,209
  #*McEwen Mining, Inc................................. 108,917          412,795
    MeadWestavco Corp.................................. 177,786        5,657,151
   *Mercer International, Inc..........................  72,610          498,105
   *Metals USA Holdings Corp...........................  43,388          654,291
   #Minerals Technologies, Inc.........................  26,195        1,757,684
  #*Mines Management, Inc..............................  13,118           23,219
   *Mod-Pac Corp.......................................   3,434           23,729
  #*Molycorp, Inc......................................  13,274          359,194
    Monsanto Co........................................  66,246        5,046,620
   #Mosaic Co. (The)...................................  29,657        1,566,483
   #Myers Industries, Inc..............................  49,075          811,210
   *Nanophase Technologies Corp........................   3,149            1,291
    Neenah Paper, Inc..................................  22,298          636,831
   #NewMarket Corp.....................................  16,011        3,573,975
    Newmont Mining Corp................................ 204,471        9,743,043
    Noranda Aluminum Holding Corp......................  17,449          185,308
   *Northern Technologies International Corp...........   5,900           75,520
   #Nucor Corp......................................... 184,831        7,247,224
    Olin Corp.......................................... 118,681        2,487,554
    Olympic Steel, Inc.................................  15,489          327,283
   *OM Group, Inc......................................  46,438        1,120,085
   *Omnova Solutions, Inc..............................  64,577          506,284
   *Owens-Illinois, Inc................................ 145,460        3,381,945
    P.H. Glatfelter Co.................................  63,321          986,541
    Packaging Corp. of America......................... 118,080        3,446,755
   *Penford Corp.......................................  22,102          183,447
    PolyOne Corp....................................... 135,688        1,880,636
    PPG Industries, Inc................................  24,442        2,572,276
    Praxair, Inc.......................................  34,453        3,986,212
    Quaker Chemical Corp...............................  19,097          828,810
   #Reliance Steel & Aluminum Co....................... 106,954        5,977,659
    Rock-Tenn Co. Class A..............................  67,777        4,224,540
   *Rockwood Holdings, Inc.............................  81,842        4,529,136
    Royal Gold, Inc....................................  72,115        4,468,245
   #RPM International, Inc............................. 154,849        4,114,338
  #*RTI International Metals, Inc......................  42,050        1,032,328
   #Schnitzer Steel Industries, Inc. Class A...........  33,292        1,327,352
    Schweitzer-Mauduit International, Inc..............  24,087        1,633,580
   #Scotts Miracle-Gro Co. Class A (The)...............  33,010        1,729,724

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CONTINUED


                                                     SHARES            VALUE+
                                                    ---------       ------------
Materials -- (Continued)
   #Sealed Air Corp................................   282,965       $  5,427,269
   *Senomyx, Inc...................................    26,984             59,095
    Sensient Technologies Corp.....................    74,702          2,775,179
    Sherwin-Williams Co............................    19,100          2,297,348
   #Sigma-Aldrich Corp.............................    22,268          1,578,801
    Silgan Holdings, Inc...........................    38,508          1,689,346
   *Silver Bull Resources, Inc.....................    11,100              5,992
  #*Solitario Exploration & Royalty Corp...........     2,615              3,373
    Solutia, Inc...................................   131,681          3,731,840
    Sonoco Products Co.............................   118,755          3,934,353
   #Southern Copper Corp...........................    34,445          1,132,540
   *Spartech Corp..................................    39,657            193,526
    Steel Dynamics, Inc............................   327,560          4,182,941
    Stepan Co......................................    15,205          1,381,526
  #*Stillwater Mining Co...........................   152,508          1,636,411
  #*SunCoke Energy, Inc............................    75,786          1,153,469
    Synalloy Corp..................................    11,860            143,150
   #Texas Industries, Inc..........................    38,506          1,294,187
   #Titanium Metals Corp...........................   221,660          3,273,918
    Tredegar Corp..................................    33,747            585,510
   *United States Lime & Minerals, Inc.............     8,386            402,276
   #United States Steel Corp.......................    90,482          2,563,355
   *Universal Stainless & Alloy Products, Inc......     9,922            460,381
    Valhi, Inc.....................................    41,102          2,221,563
    Valspar Corp...................................   131,883          6,745,815
   *Verso Paper Corp...............................    36,597             60,385
    Vulcan Materials Co............................   138,741          5,939,502
   #Walter Energy, Inc.............................    11,800            782,458
    Wausau Paper Corp..............................    72,798            659,550
    Westlake Chemical Corp.........................    89,408          5,717,642
    Worthington Industries, Inc....................   104,194          1,858,821
  #*WR Grace & Co..................................    39,559          2,358,112
    Zep, Inc.......................................    30,421            433,499
  #*Zoltek Cos., Inc...............................    50,213            553,849
                                                                    ------------
Total Materials....................................                  343,970,300
                                                                    ------------

Other -- (0.0%)
  .*All American Group, Inc. Escrow Shares.........       800                 --
   .Avigen, Inc. Escrow Shares.....................    14,351                 --
  .*Brooklyn Federal Bancorp, Inc. Escrow Shares...     7,873                 --
  .*Concord Camera Corp. Escrow Shares.............     2,339                 --
  .*Cubist Pharmaceuticals, Inc. Escrow Shares.....     4,235                 --
  .*Endo Pharmaceuticals Solutions Escrow Shares...    64,970                 --
  .*Gerber Scientific, Inc. Escrow Shares..........    30,731                 --
  .*MAIR Holdings, Inc. Escrow Shares..............       400                 --
  .*Price Communications Liquidation Trust.........    11,700                 --
  .*Softbrands, Inc. Escrow Shares.................    14,700                 --
  .*Voyager Learning Co. Escrow Shares.............     7,226                 --
                                                                    ------------
Total Other........................................                           --
                                                                    ------------

Real Estate Investment Trusts -- (0.0%)
   *American Tower Corp............................    39,600          2,596,968
                                                                    ------------

Telecommunication Services -- (2.7%)
   *AboveNet, Inc..................................    35,775          2,975,407
    AT&T, Inc...................................... 2,908,187         95,708,434
    Atlantic Tele-Network, Inc.....................    21,884            745,369
   *Cbeyond, Inc...................................    39,088            251,336
   #CenturyLink, Inc...............................   301,992         11,644,812
   *Cincinnati Bell, Inc...........................   180,442            685,680
   *Cogent Communications Group, Inc...............    20,108            376,623

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CONTINUED


                                                     SHARES            VALUE+
                                                    ---------       ------------
Telecommunication Services -- (Continued)
    Consolidated Communications Holdings, Inc......    42,939       $    830,870
   *Crown Castle International Corp................    29,691          1,680,808
   *FiberTower Corp................................    48,622              6,807
   #Frontier Communications Corp...................   942,058          3,805,914
   *General Communications, Inc. Class A...........    64,916            493,362
    HickoryTech Corp...............................    18,210            180,825
    IDT Corp. Class B..............................    29,376            247,346
  #*Iridium Communications, Inc....................   102,738            903,067
  #*Leap Wireless International, Inc...............    89,942            504,575
  #*Level 3 Communications, Inc....................    51,718          1,192,617
    Lumos Networks Corp............................    22,063            199,450
   *MetroPCS Communications, Inc...................   296,305          2,163,026
   *Neutral Tandem, Inc............................    44,595            518,194
  #*NII Holdings, Inc..............................   116,994          1,637,331
    NTELOS Holdings Corp...........................    23,230            469,711
   *ORBCOMM, Inc...................................    56,316            183,590
   *Premiere Global Services, Inc..................    87,044            779,044
   *Primus Telecommunications Group, Inc...........     4,269             74,281
  #*SBA Communications Corp........................    23,603          1,268,425
    Shenandoah Telecommunications Co...............    31,154            347,367
   *Sprint Nextel Corp............................. 2,431,570          6,030,294
    SureWest Communications........................    19,577            442,049
Telephone & Data Systems, Inc......................   151,342          3,676,097
  #*tw telecom, Inc................................   117,288          2,554,533
   *United States Cellular Corp....................    43,125          1,691,362
    USA Mobility, Inc..............................    31,304            404,448
    Verizon Communications, Inc.................... 1,386,217         55,975,442
    Warwick Valley Telephone Co....................     8,465            115,463
   #Windstream Corp................................   427,884          4,809,416
                                                                    ------------
Total Telecommunication Services...................                  205,573,375
                                                                    ------------

Utilities -- (2.1%)
   *AES Corp.......................................   699,122          8,753,007
   #AGL Resources, Inc.............................    51,100          2,014,873
    ALLETE, Inc....................................    36,099          1,487,640
   #Alliant Energy Corp............................    36,568          1,654,336
   #Ameren Corp....................................    50,996          1,672,159
    American Electric Power Co., Inc...............    58,603          2,276,141
    American States Water Co.......................    17,618            642,000
    American Water Works Co., Inc..................    33,369          1,142,555
    Aqua America, Inc..............................    76,688          1,741,584
   #Artesian Resources Corp. Class A...............     5,797            110,665
    Atmos Energy Corp..............................    49,865          1,624,602
    Avista Corp....................................    56,581          1,496,002
    Black Hills Corp...............................    42,448          1,401,208
  #*Cadiz, Inc.....................................     5,844             49,265
    California Water Service Group.................    54,764            991,776
   *Calpine Corp...................................   370,649          6,949,669
    CenterPoint Energy, Inc........................    86,557          1,749,317
    Central Vermont Public Service Corp............    17,186            605,806
    CH Energy Group, Inc...........................    20,779          1,363,518
    Chesapeake Utilities Corp......................    10,676            448,606
    Cleco Corp.....................................    39,747          1,621,678
    CMS Energy Corp................................    72,197          1,659,809
    Connecticut Water Services, Inc................    10,390            288,322
   #Consolidated Edison, Inc.......................    35,814          2,129,142
    Consolidated Water Co., Ltd....................    16,434            117,832
    Delta Natural Gas Co., Inc.....................     2,664            114,552
    Dominion Resources, Inc........................    70,733          3,691,555
    DTE Energy Co..................................    35,764          2,016,374
   #Duke Energy Corp...............................   164,920          3,534,236

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CONTINUED


                                                       SHARES           VALUE+
                                                      ---------       ----------
Utilities -- (Continued)
  #*Dynegy, Inc......................................   132,517       $   54,332
    Edison International, Inc........................    50,348        2,215,815
   #El Paso Electric Co..............................    38,160        1,169,222
    Empire District Electric Co......................    39,479          810,109
    Entergy Corp.....................................    23,057        1,511,617
    Exelon Corp......................................   107,986        4,212,534
    FirstEnergy Corp.................................    51,922        2,430,988
    Gas Natural, Inc.................................     5,038           57,685
    Genie Energy, Ltd. Class B.......................    29,376          244,408
   *GenOn Energy, Inc................................ 1,117,078        2,379,376
   #Great Plains Energy, Inc.........................    74,874        1,528,927
   #Hawaiian Electric Industries, Inc................    51,288        1,361,184
   #IDACORP, Inc.....................................    36,703        1,495,280
   #Integrys Energy Group, Inc.......................    29,499        1,611,825
   #ITC Holdings Corp................................    29,066        2,251,452
    Laclede Group, Inc...............................    21,064          829,500
   #MDU Resources Group, Inc.........................    46,015        1,055,584
   #MGE Energy, Inc..................................    21,593          987,664
    Middlesex Water Co...............................    17,520          325,171
   #National Fuel Gas Co.............................    17,489          827,579
    New Jersey Resources Corp........................    36,063        1,559,364
    NextEra Energy, Inc..............................    49,821        3,205,981
    NiSource, Inc....................................    60,500        1,491,325
    Northeast Utilities, Inc.........................    86,388        3,176,487
   #Northwest Natural Gas Co.........................    25,529        1,166,675
    NorthWestern Corp................................    35,553        1,262,843
  #*NRG Energy, Inc..................................   228,377        3,882,409
   #NV Energy, Inc...................................   131,215        2,184,730
    OGE Energy Corp..................................    33,996        1,834,424
    ONEOK, Inc.......................................    46,547        3,997,922
   #Ormat Technologies, Inc..........................    61,239        1,210,695
    Otter Tail Corp..................................    33,793          742,094
   #Pepco Holdings, Inc..............................    48,412          915,955
    PG&E Corp........................................    48,092        2,124,705
   #Piedmont Natural Gas Co..........................    39,552        1,205,545
    Pinnacle West Capital Corp.......................    23,500        1,136,225
    PNM Resources, Inc...............................    82,752        1,552,428
    Portland General Electric Co.....................    71,378        1,843,694
    PPL Corp.........................................    70,270        1,921,884
    Progress Energy, Inc.............................    32,979        1,755,142
    Public Service Enterprise Group, Inc.............   236,324        7,361,493
   #Questar Corp.....................................   214,038        4,227,250
    RGC Resources, Inc...............................     2,942           53,839
    SCANA Corp.......................................    25,601        1,180,718
    Sempra Energy....................................    28,400        1,838,616
    SJW Corp.........................................    26,109          629,227
    South Jersey Industries, Inc.....................    29,414        1,448,640
   #Southern Co. (The)...............................   108,694        4,993,402
    Southwest Gas Corp...............................    40,916        1,719,290
  #*Synthesis Energy Systems, Inc....................    46,088           64,523
    TECO Energy, Inc.................................    93,975        1,693,430
   *UGI Corp.........................................    84,723        2,472,217
   #UIL Holdings Corp................................    49,382        1,697,259
    UniSource Energy Corp............................    35,492        1,291,909
    Unitil Corp......................................    12,852          340,064
   #Vectren Corp.....................................    45,169        1,330,227
    Westar Energy, Inc...............................    69,376        1,990,397
    WGL Holdings, Inc................................    33,890        1,359,328
    Wisconsin Energy Corp............................    45,359        1,671,026
   #Xcel Energy, Inc.................................    82,054        2,220,381

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CONTINUED


                                                                       SHARES         VALUE+
                                                                   -------------- --------------
Utilities -- (Continued)
    York Water Co.................................................         13,028 $      227,599
                                                                                  --------------
Total Utilities...................................................                   158,689,843
                                                                                  --------------
TOTAL COMMON STOCKS...............................................                 6,621,021,007
                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Corp. Contingent Value Rights....................          7,309             --
  .*Contra Pharmacopeia Contingent Value Rights...................         12,586             --
  .*Emergent Biosolutions, Inc. Contingent Value Rights...........          4,801             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17..................          9,928         10,027
  .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights..         20,816             --
  .*PhotoMedex, Inc. Contingent Value Warrants....................            888             --
  .*U.S. Concrete, Inc. Warrants Class A 08/31/17.................            813             --
  .*U.S. Concrete, Inc. Warrants Class B 08/31/17.................            813             --
                                                                                  --------------
TOTAL RIGHTS/WARRANTS.............................................                        10,027
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio--Institutional
      Shares......................................................     21,758,872     21,758,872
                                                                                  --------------

                                                                    SHARES/ FACE
                                                                       AMOUNT
                                                                   --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund................................  1,044,972,044  1,044,972,044
  @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
   (Collateralized by $306,316 FNMA, rates ranging from 2.000%
   to 6.331%(r), maturities ranging from 01/01/19 to 09/01/45,
   valued at $307,266) to be repurchased at $297,395.............. $          297        297,393
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...............................                 1,045,269,437
                                                                                  --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,786,269,517)...........................................                $7,688,059,343
                                                                                  ==============

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

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                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                         SHARES         VALUE+
                                                         ------       ----------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
   *1-800-FLOWERS.COM, Inc. Class A..................... 28,396       $   84,619
    A.H. Belo Corp. Class A............................. 21,443           94,565
    Aaron's, Inc........................................ 61,802        1,679,160
    Abercrombie & Fitch Co..............................  9,837          493,522
    Acme United Corp....................................  1,921           20,920
    Advance Auto Parts, Inc.............................  5,300          486,540
  #*Aeropostale, Inc.................................... 25,947          575,504
   *AFC Enterprises, Inc................................  9,550          163,114
   *Aldila, Inc.........................................  3,550           10,224
    Ambassadors Group, Inc.............................. 15,154           81,680
  #*AMC Networks, Inc. Class A..........................  1,777           75,522
    Amcon Distributing Co...............................    438           29,429
   *American Apparel, Inc............................... 39,246           38,657
   *American Axle & Manufacturing Holdings, Inc......... 19,916          192,986
    American Eagle Outfitters, Inc...................... 95,199        1,714,534
   #American Greetings Corp. Class A.................... 21,500          344,000
   *American Public Education, Inc......................  4,170          144,782
   *America's Car-Mart, Inc............................. 10,824          497,255
   *Amerigon, Inc....................................... 14,292          204,376
    Ameristar Casinos, Inc.............................. 17,244          310,047
   *ANN, Inc............................................ 17,170          475,437
  #*Apollo Group, Inc. Class A..........................  1,600           56,352
    Arbitron, Inc.......................................  6,700          254,935
   *Archipelago Learning, Inc........................... 24,082          266,588
   *Arctic Cat, Inc..................................... 11,890          526,014
    Ark Restaurants Corp................................  3,403           51,913
   *Asbury Automotive Group, Inc........................ 30,289          845,669
   *Ascena Retail Group, Inc............................ 74,986        1,535,713
   *Ascent Capital Group, Inc. Class A.................. 13,946          718,219
  #*AutoNation, Inc..................................... 23,388          808,757
   *Bakers Footwear Group, Inc..........................  2,000            1,560
   *Ballantyne Strong, Inc.............................. 13,009           82,217
  #*Bally Technologies, Inc............................. 16,084          780,878
  #*Barnes & Noble, Inc................................. 66,229        1,374,252
    Bassett Furniture Industries, Inc................... 10,687          114,778
   *Beasley Broadcast Group, Inc. Class A...............  6,377           32,523
   *Beazer Homes USA, Inc............................... 83,537          258,965
    bebe stores, inc.................................... 80,250          658,050
   *Bed Bath & Beyond, Inc..............................  4,900          344,911
    Belo Corp. Class A.................................. 89,588          603,823
    Benihana, Inc....................................... 17,755          244,841
   #Best Buy Co., Inc................................... 25,712          567,464
    Big 5 Sporting Goods Corp........................... 22,333          186,927
  #*Big Lots, Inc....................................... 16,633          609,433
   *Biglari Holdings, Inc...............................  1,773          720,423
  #*BJ's Restaurants, Inc............................... 23,434        1,012,114
  #*Blue Nile, Inc......................................  2,173           65,798
   *Bluegreen Corp...................................... 32,000          169,600
    Blyth, Inc..........................................  8,170          718,715
    Bob Evans Farms, Inc................................ 29,333        1,121,694
   *Body Central Corp...................................     28              850
   #Bon-Ton Stores, Inc. (The).......................... 15,443           95,747
   #Books-A-Million, Inc................................ 13,630           43,480
  #*BorgWarner, Inc.....................................  7,200          569,088
    Bowl America, Inc. Class A..........................  2,839           37,688
  #*Boyd Gaming Corp.................................... 90,609          696,783
   *Bravo Brio Restaurant Group, Inc....................  1,393           28,139
  #*Bridgepoint Education, Inc.......................... 12,801          275,990

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CONTINUED

                                                        SHARES          VALUE+
                                                        -------       ----------
Consumer Discretionary -- (Continued)
   #Brinker International, Inc.........................  13,098       $  412,194
   *Brookfield Residential Properties, Inc.............   3,692           42,901
   #Brown Shoe Co., Inc................................  47,280          430,721
    Brunswick Corp.....................................  58,855        1,547,298
   #Buckle, Inc........................................   9,525          439,864
  #*Buffalo Wild Wings, Inc............................   5,457          457,569
   *Build-A-Bear Workshop, Inc.........................  18,741           84,522
   *Cabela's, Inc......................................  76,421        2,889,478
   *Cache, Inc.........................................  12,659           78,992
    Callaway Golf Co...................................  76,853          471,109
   *Cambium Learning Group, Inc........................  42,684           96,893
   *Canterbury Park Holding Corp.......................   4,963           56,529
   *Capella Education Co...............................  13,153          430,235
   *Career Education Corp..............................  68,794          490,501
   *Caribou Coffee Co., Inc............................  14,190          232,858
   *CarMax, Inc........................................  26,062          804,534
   *Carmike Cinemas, Inc...............................   7,123           94,950
    Carnival Corp......................................  60,994        1,981,695
    Carriage Services, Inc.............................  20,067          150,502
   *Carrols Restaurant Group, Inc......................  12,924          194,894
   *Carter's, Inc......................................  28,571        1,551,405
   *Casual Male Retail Group, Inc......................  49,661          155,936
    Cato Corp. Class A.................................  19,222          534,948
   *Cavco Industries, Inc..............................   7,578          391,025
    CBS Corp. Class A..................................   5,310          180,965
    CBS Corp. Class B.................................. 101,068        3,370,618
    CEC Entertainment, Inc.............................   7,444          284,510
  #*Central European Media Enterprises, Ltd. Class A...  18,425          145,742
  #*Charles & Colvard, Ltd.............................  15,531           66,007
   *Charming Shoppes, Inc.............................. 122,901          725,116
   *Charter Communications, Inc........................     317           19,169
  #*Cheesecake Factory, Inc............................  34,243        1,078,654
    Cherokee, Inc......................................   3,009           39,057
   #Chico's FAS, Inc...................................  16,994          261,028
  #*Children's Place Retail Stores, Inc. (The).........  22,289        1,024,848
  #*Chipotle Mexican Grill, Inc........................   3,000        1,242,450
   #Choice Hotels International, Inc...................   6,275          236,065
    Christopher & Banks Corp...........................  33,498           62,641
   *Chromcraft Revington, Inc..........................   2,820            3,835
    Churchill Downs, Inc...............................  16,397          973,326
   #Cinemark Holdings, Inc.............................  64,550        1,482,068
   *Citi Trends, Inc...................................  11,183          124,579
   *Clear Channel Outdoor Holdings, Inc. Class A.......  18,160          137,471
   *Coast Distribution System, Inc. (The)..............   1,632            3,705
   *Cobra Electronics Corp.............................   7,586           38,613
  #*Coinstar, Inc......................................  13,260          832,595
   *Coldwater Creek, Inc...............................  38,806           38,418
  #*Collective Brands, Inc.............................  62,259        1,293,119
    Collectors Universe, Inc...........................   4,583           73,740
   #Columbia Sportswear Co.............................  20,336          957,826
    Comcast Corp. Class A.............................. 278,044        8,433,075
   #Comcast Corp. Special Class A......................  82,359        2,456,769
  #*Conn's, Inc........................................  35,937          587,570
    Cooper Tire & Rubber Co............................  53,922          806,134
    Core-Mark Holding Co., Inc.........................  12,310          475,166
  #*Corinthian Colleges, Inc...........................  87,764          337,014
   *Cost Plus, Inc.....................................  19,626          380,156
    Cracker Barrel Old Country Store, Inc..............   5,835          335,629
   *Crocs, Inc.........................................  30,700          620,140
  #*Crown Media Holdings, Inc. Class A.................  18,563           28,030
    CSS Industries, Inc................................   4,800           91,920

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #*CTC Media, Inc..........................................     226 $    2,448
   *Culp, Inc...............................................  11,988    137,263
   *Cumulus Media, Inc. Class A.............................  10,095     36,645
   *Cybex International, Inc................................   2,804      6,505
    D.R. Horton, Inc........................................ 155,647  2,544,828
    Dana Holding Corp.......................................  67,200    982,464
    Darden Restaurants, Inc.................................   5,017    251,251
  #*Deckers Outdoor Corp....................................   4,800    244,848
   *dELiA*s, Inc............................................  18,616     28,669
   *Delta Apparel, Inc......................................  12,525    179,233
    Destination Maternity Corp..............................  12,750    252,960
   #DeVry, Inc..............................................  11,322    364,002
 .#*DGSE Cos., Inc..........................................   3,503     26,027
  #*Dial Global, Inc........................................   3,390      7,661
   #Dick's Sporting Goods, Inc..............................   8,194    414,616
   *Digital Generation, Inc.................................  23,564    218,674
   #Dillard's, Inc. Class A.................................  62,205  4,015,955
  #*DineEquity, Inc.........................................  17,026    827,123
   *DIRECTV Class A.........................................  22,304  1,098,918
   *Discovery Communications, Inc. (25470F104)..............   5,091    277,052
   *Discovery Communications, Inc. (25470F203)..............   1,000     57,450
   *Discovery Communications, Inc. (25470F302)..............   4,083    202,884
   *Dixie Group, Inc. (The).................................   7,426     28,813
   *Dollar Tree, Inc........................................   6,800    691,288
    Domino's Pizza, Inc.....................................  14,278    539,851
   *Dorman Products, Inc....................................  16,134    770,883
    Dover Downs Gaming & Entertainment, Inc.................  15,417     41,626
   *Dreams, Inc.............................................   9,853     33,697
  #*DreamWorks Animation SKG, Inc. Class A..................  47,475    855,025
   *Drew Industries, Inc....................................  22,002    655,220
    DSW, Inc. Class A.......................................  12,788    719,453
   *E.W. Scripps Co. Class A (The)..........................  49,185    450,535
   *EDCI Holdings, Inc......................................   2,070     10,226
  #*Education Management Corp...............................  47,218    585,503
    Educational Development Corp............................   3,287     15,153
    Einstein Noah Restaurant Group, Inc.....................  10,994    155,565
   *Emerson Radio Corp......................................  22,180     45,025
   *Emmis Communications Corp. Class A......................   5,300      6,519
   *Empire Resorts, Inc.....................................   2,566      5,773
   *Entercom Communications Corp............................  32,312    200,011
    Entravision Communications Corp.........................  40,982     64,342
    Escalade, Inc...........................................  11,112     64,894
   #Ethan Allen Interiors, Inc..............................  27,900    647,280
   *Ever-Glory International Group, Inc.....................   2,000      3,740
   *Exide Technologies......................................  67,713    195,013
   #Expedia, Inc............................................  14,450    616,003
    Family Dollar Stores, Inc...............................   8,607    581,403
   *Famous Dave's of America, Inc...........................   6,706     66,859
   *Federal-Mogul Corp......................................  64,917    839,377
    Finish Line, Inc. Class A (The).........................  43,139    960,274
   *Fisher Communications, Inc..............................   7,173    235,203
   *Flanigan's Enterprises, Inc.............................     300      2,184
    Flexsteel Industries, Inc...............................   5,993    119,920
   #Foot Locker, Inc........................................ 105,891  3,239,206
   #Ford Motor Co...........................................  86,858    979,758
   *Fossil, Inc.............................................  12,801  1,672,707
   *Frederick's of Hollywood Group, Inc.....................   3,900      1,014
    Fred's, Inc. Class A....................................  41,518    594,538
    Frisch's Restaurants, Inc...............................   5,689    151,100
  #*Fuel Systems Solutions, Inc.............................  22,489    527,367
   *Full House Resorts, Inc.................................  15,614     47,623

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Furniture Brands International, Inc.....................  50,500 $   79,790
   *Gaiam, Inc. Class A.....................................  17,607     69,548
   #GameStop Corp. Class A.................................. 124,160  2,825,882
    Gaming Partners International Corp......................   9,358     63,354
    Gannett Co., Inc........................................ 166,926  2,306,917
   #Gap, Inc................................................  23,608    672,828
    Garmin, Ltd.............................................  10,038    473,091
   *Gaylord Entertainment Co................................  47,654  1,500,148
   *Geeknet, Inc............................................   1,266     18,420
  #*General Motors Co.......................................  56,165  1,291,795
   *Genesco, Inc............................................  20,728  1,554,600
   #Gentex Corp.............................................  13,836    303,977
    Genuine Parts Co........................................  10,032    649,873
   *G-III Apparel Group, Ltd................................  16,351    439,024
   *GNC Holdings, Inc.......................................   1,500     58,590
   *Golfsmith International Holdings, Inc...................   4,966     23,241
   *Goodyear Tire & Rubber Co...............................  21,200    232,776
   *Gordmans Stores, Inc....................................     804     17,077
   *Grand Canyon Education, Inc.............................   5,668     98,567
   *Gray Television, Inc....................................  44,221     79,598
   *Gray Television, Inc. Class A...........................   2,300      3,565
   *Great Wolf Resorts, Inc.................................  36,429    285,603
   #Group 1 Automotive, Inc.................................  24,320  1,407,642
   #Guess?, Inc.............................................   3,771    110,415
    H&R Block, Inc..........................................  12,252    180,104
   *Hallwood Group, Inc. (The)..............................     880      9,064
   *Hampshire Group, Ltd....................................   1,868      4,110
  #*Hanesbrands, Inc........................................   7,900    222,938
    Harley-Davidson, Inc....................................  25,800  1,350,114
    Harman International Industries, Inc....................  12,590    624,212
   *Harris Interactive, Inc.................................   4,286      5,486
    Harte-Hanks, Inc........................................  59,103    496,465
   #Hasbro, Inc.............................................   9,200    338,008
   *Hastings Entertainment, Inc.............................   1,695      3,441
    Haverty Furniture Cos., Inc.............................  20,029    240,348
    Haverty Furniture Cos., Inc. Class A....................   1,796     22,091
   *Heelys, Inc.............................................   7,950     19,318
   *Helen of Troy, Ltd......................................  30,359  1,050,421
  #*hhgregg, Inc............................................  32,381    338,705
   *Hibbett Sporting Goods, Inc.............................   6,651    397,198
    Hillenbrand, Inc........................................  32,488    680,299
   *Hollywood Media Corp....................................  11,210     12,331
    Home Depot, Inc. (The)..................................  52,493  2,718,612
    Hooker Furniture Corp...................................  10,735    127,102
    Hot Topic, Inc..........................................  45,606    446,939
   *Hovnanian Enterprises, Inc. Class A.....................  41,900     83,800
    HSN, Inc................................................  10,253    396,791
   *Hyatt Hotels Corp. Class A..............................   5,162    222,121
   *Iconix Brand Group, Inc.................................  76,732  1,177,069
   *Image Entertainment, Inc................................   3,900        234
   #International Game Technology...........................   1,600     24,928
    International Speedway Corp. Class A....................  29,041    775,104
    Interpublic Group of Cos., Inc. (The)...................  44,149    521,400
    Interval Leisure Group, Inc.............................  27,192    469,878
  #*iRobot Corp.............................................  11,711    276,497
   *Isle of Capri Casinos, Inc..............................  34,989    218,681
  #*ITT Educational Services, Inc...........................   2,258    149,073
   *J. Alexander's Corp.....................................  10,300     88,477
   #J.C. Penney Co., Inc....................................  93,481  3,370,925
  #*Jack in the Box, Inc....................................  28,568    649,065
   *Jaclyn, Inc.............................................     400      2,570

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    JAKKS Pacific, Inc......................................   7,200 $  137,304
    Jarden Corp.............................................  78,437  3,288,863
    John Wiley & Sons, Inc. Class B.........................   2,087     94,416
   #Johnson Controls, Inc...................................  34,525  1,103,764
   *Johnson Outdoors, Inc. Class A..........................  14,083    260,113
    Jones Group, Inc. (The).................................  92,800  1,041,216
  #*Jos. A. Bank Clothiers, Inc.............................  18,737    890,944
   *Journal Communications, Inc. Class A....................  51,347    215,144
  #*K12, Inc................................................   2,100     53,550
   #KB Home.................................................  74,081    643,023
   *Kenneth Cole Productions, Inc. Class A..................  11,781    187,671
   *Kid Brands, Inc.........................................  33,488     78,697
   *Kirkland's, Inc.........................................  18,825    275,598
   *Knology, Inc............................................   7,713    150,018
   #Kohl's Corp.............................................  20,270  1,016,135
   *Kona Grill, Inc.........................................   7,282     49,008
    Koss Corp...............................................   4,339     23,300
   *Krispy Kreme Doughnuts, Inc.............................  24,679    180,897
  #*K-Swiss, Inc. Class A...................................  32,483    119,537
    Lacrosse Footwear, Inc..................................   5,930     76,497
   *Lakeland Industries, Inc................................   5,461     57,067
  #*Lamar Advertising Co. Class A...........................  10,244    325,964
    Las Vegas Sands Corp....................................  19,359  1,074,231
   *Lazare Kaplan International, Inc........................   4,000     10,200
   *La-Z-Boy, Inc...........................................  53,633    808,249
   *LeapFrog Enterprises, Inc...............................  47,530    443,930
    Lear Corp...............................................   6,496    269,584
   *Learning Tree International, Inc........................  10,875     62,096
   *Lee Enterprises, Inc....................................  37,969     42,905
   #Leggett & Platt, Inc....................................  32,695    711,770
   #Lennar Corp. Class A.................................... 134,243  3,723,901
    Lennar Corp. Class B Voting.............................  19,789    447,825
   *Libbey, Inc.............................................   8,069    115,145
   *Liberty Global, Inc. Class A............................   3,814    189,975
   *Liberty Global, Inc. Class B............................     104      5,326
  #*Liberty Global, Inc. Class C............................  10,426    499,718
   *Liberty Interactive Corp. Class A....................... 225,764  4,253,394
   *Liberty Interactive Corp. Class B.......................   4,371     82,306
   *Liberty Media Corp.--Liberty Capital Class A............  35,948  3,143,293
   *Liberty Media Corp.--Liberty Capital Class B............     936     80,646
  #*Life Time Fitness, Inc..................................  34,630  1,612,373
    Lifetime Brands, Inc....................................  13,209    153,885
    Limited Brands, Inc.....................................   6,200    308,140
   *LIN TV Corp. Class A....................................  14,285     56,426
    Lincoln Educational Services Corp.......................  21,898    160,731
    Lithia Motors, Inc. Class A.............................  23,275    624,468
  #*Live Nation Entertainment, Inc.......................... 208,833  1,892,027
   *LKQ Corp................................................  31,249  1,045,279
  #*LodgeNet Interactive Corp...............................   5,000     11,500
    Lowe's Cos., Inc........................................ 103,305  3,251,008
   *Luby's, Inc.............................................  28,310    173,257
  #*Lumber Liquidators Holdings, Inc........................   3,113     90,059
   *M/I Homes, Inc..........................................  21,500    285,950
    Mac-Gray Corp...........................................  13,933    207,602
    Macy's, Inc.............................................  76,588  3,141,640
   *Madison Square Garden Co. Class A (The).................  55,936  2,012,018
   *Maidenform Brands, Inc..................................  20,238    462,034
    Marcus Corp.............................................  21,011    262,848
    Marine Products Corp....................................  29,248    174,611
   *MarineMax, Inc..........................................  25,574    272,619
  #*Martha Stewart Living Omnimedia Class A.................  40,536    144,714

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Mattel, Inc.............................................  17,417 $  585,211
    Matthews International Corp. Class A....................  21,468    644,040
   *MAXXAM, Inc.............................................       1        575
   *McClatchy Co. Class A (The).............................  64,477    175,377
    McDonald's Corp.........................................   6,200    604,190
   #MDC Holdings, Inc.......................................  47,401  1,332,442
  #*Media General, Inc. Class A.............................  18,300     65,331
    Men's Wearhouse, Inc. (The).............................  48,118  1,782,291
   #Meredith Corp...........................................  34,849  1,004,697
   *Meritage Homes Corp.....................................  31,380    890,878
  #*MGM Resorts International............................... 264,134  3,544,678
   *Midas, Inc..............................................   5,159     59,328
   *Modine Manufacturing Co.................................  45,500    359,450
   *Mohawk Industries, Inc..................................  61,901  4,148,605
   *Monarch Casino & Resort, Inc............................  17,648    170,833
   #Monro Muffler Brake, Inc................................  20,712    854,577
   *Morgans Hotel Group Co..................................   6,624     32,855
   #Morningstar, Inc........................................   3,175    183,261
   *Motorcar Parts of America, Inc..........................  11,260     85,126
    Movado Group, Inc.......................................  20,105    569,977
   *MTR Gaming Group, Inc...................................  24,911    126,797
   *Multimedia Games Holding Co., Inc.......................  19,081    216,760
   *Nathan's Famous, Inc....................................   5,206    124,892
    National CineMedia, Inc.................................  14,188    202,747
   *Nautilus, Inc...........................................  29,587     76,630
   *Navarre Corp............................................  25,294     45,782
  #*Netflix, Inc............................................   2,866    229,681
   *Nevada Gold & Casinos, Inc..............................   1,000      1,320
   *New Frontier Media, Inc.................................  14,206     22,303
   *New York & Co., Inc.....................................  53,080    209,666
   *New York Times Co. Class A (The)........................ 141,264    891,376
    Newell Rubbermaid, Inc..................................  18,588    338,302
   #News Corp. Class A...................................... 118,700  2,326,520
    News Corp. Class B......................................  29,000    575,360
   *Nexstar Broadcasting Group, Inc. Class A................     477      3,697
    NIKE, Inc. Class B......................................   1,200    134,244
   *Nobility Homes, Inc.....................................   2,463     17,783
    Nordstrom, Inc..........................................     700     39,102
    Nutrisystem, Inc........................................  15,825    183,254
  #*NVR, Inc................................................   1,000    783,940
   *Office Depot, Inc....................................... 270,791    823,205
  #*OfficeMax, Inc..........................................  46,379    215,662
   #Omnicom Group, Inc......................................   6,244    320,380
   *Orbitz Worldwide, Inc...................................  67,172    245,178
   *Orchard Supply Hardware Stores Corp. Class A............   1,828     39,247
  #*O'Reilly Automotive, Inc................................  18,013  1,899,651
   *Orient-Express Hotels, Ltd. Class A..................... 107,845  1,152,863
    Outdoor Channel Holdings, Inc...........................  27,293    201,968
  #*Overstock.com, Inc......................................   8,272     49,880
    Oxford Industries, Inc..................................  14,497    695,711
   *P & F Industries, Inc. Class A..........................   2,014      8,902
    P.F. Chang's China Bistro, Inc..........................   8,939    354,789
   *Pacific Sunwear of California, Inc......................  65,104     95,703
  #*Panera Bread Co. Class A................................   5,200    821,184
   *Papa John's International, Inc..........................   6,524    262,787
  #*Peet's Coffee & Tea, Inc................................   9,514    730,865
  #*Penn National Gaming, Inc...............................  34,583  1,555,543
   #Penske Automotive Group, Inc............................  78,768  2,082,626
    Pep Boys--Manny, Moe & Jack (The).......................  52,863    789,245
   *Perfumania Holdings, Inc................................   3,665     29,467
   *Perry Ellis International, Inc..........................  16,992    317,920

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #PetMed Express, Inc.....................................  18,702 $  251,916
    PetSmart, Inc...........................................  13,036    759,477
   *Pier 1 Imports, Inc.....................................  68,065  1,169,357
   *Pinnacle Entertainment, Inc.............................  53,822    597,424
   *Point.360...............................................   2,600      1,638
   #Polaris Industries, Inc.................................   9,939    789,554
    Pool Corp...............................................  10,892    402,024
   *Priceline.com, Inc......................................   1,900  1,445,558
  #*PulteGroup, Inc......................................... 226,172  2,225,532
    PVH Corp................................................  17,250  1,531,800
   *Q.E.P. Co., Inc.........................................   1,500     29,625
   *Quiksilver, Inc......................................... 176,954    612,261
    R.G. Barry Corp.........................................  18,234    232,301
  #*Radio One, Inc. Class D.................................  39,577     44,326
   #RadioShack Corp.........................................  89,952    465,951
    Ralph Lauren Corp.......................................   2,157    371,586
   *Reading International, Inc. Class A.....................  11,759     58,325
   *Red Lion Hotels Corp....................................  20,441    170,478
   *Red Robin Gourmet Burgers, Inc..........................  16,700    595,522
   #Regal Entertainment Group...............................  16,249    221,149
   #Regis Corp..............................................  66,496  1,220,202
    Rent-A-Center, Inc......................................  61,056  2,088,726
   *Rentrak Corp............................................   4,890     92,519
   *Rick's Cabaret International, Inc.......................  10,061     93,265
   *Rockford Corp...........................................   3,495     18,698
   *Rocky Brands, Inc.......................................   7,086    100,267
   #Ross Stores, Inc........................................  11,816    727,747
    Royal Caribbean Cruises, Ltd............................ 113,952  3,118,866
   *Ruby Tuesday, Inc.......................................  68,994    469,159
  #*rue21, inc..............................................   2,459     74,631
   *Ruth's Hospitality Group, Inc...........................  34,543    239,038
    Ryland Group, Inc. (The)................................  42,610    959,151
  #*Saks, Inc............................................... 152,843  1,675,159
    Salem Communications Corp. Class A......................  17,085     91,576
   *Sally Beauty Holdings, Inc..............................  17,750    472,150
    Scholastic Corp.........................................  26,776    818,007
   *School Specialty, Inc...................................  19,188     62,745
   *Scientific Games Corp. Class A..........................  87,041    884,337
   #Scripps Networks Interactive, Inc.......................   5,300    266,166
   *Sealy Corp..............................................  30,405     62,634
  #*Sears Holdings Corp.....................................  36,464  1,961,034
  #*Select Comfort Corp.....................................  14,500    418,760
    Service Corp. International............................. 200,775  2,324,974
    Shiloh Industries, Inc..................................  16,466    151,323
   *Shoe Carnival, Inc......................................  21,339    414,830
   *Shuffle Master, Inc.....................................  49,179    868,993
  #*Shutterfly, Inc.........................................  17,563    546,561
    Signet Jewelers, Ltd. ADR...............................  14,527    708,482
    Sinclair Broadcast Group, Inc. Class A..................  32,657    335,714
   *Sirius XM Radio, Inc....................................   6,561     14,828
    Six Flags Entertainment Corp............................  11,549    553,313
  #*Skechers U.S.A., Inc. Class A...........................  40,109    748,835
    Skyline Corp............................................   8,700     47,763
   *Smith & Wesson Holding Corp.............................  57,911    477,766
   #Sonic Automotive, Inc. Class A..........................  43,000    723,260
   *Sonic Corp..............................................  20,443    147,598
   #Sotheby's...............................................  14,866    584,531
   *Spanish Broadcasting System, Inc........................     495      3,099
    Spartan Motors, Inc.....................................  36,992    160,915
   #Speedway Motorsports, Inc...............................  47,584    811,783
   *Sport Chalet, Inc. Class A..............................   5,873      7,694

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Stage Stores, Inc.......................................  35,337 $  539,596
    Standard Motor Products, Inc............................  26,088    393,146
  #*Standard Pacific Corp................................... 118,490    599,559
   *Stanley Furniture Co., Inc..............................  13,132     59,094
   #Staples, Inc............................................  36,189    557,311
    Starwood Hotels & Resorts Worldwide, Inc................   9,466    560,387
   *Stein Mart, Inc.........................................  44,849    287,931
   *Steiner Leisure, Ltd....................................   9,157    430,013
   *Steinway Musical Instruments, Inc.......................  13,335    336,175
   *Steven Madden, Ltd......................................  18,281    789,922
    Stewart Enterprises, Inc. Class A.......................  77,343    488,808
   *Stoneridge, Inc.........................................  19,178    165,314
    Strattec Security Corp..................................   4,591    100,084
   #Strayer Education, Inc..................................   2,934    289,527
   #Sturm Ruger & Co., Inc..................................  16,895    964,198
    Superior Industries International, Inc..................  29,581    506,131
    Superior Uniform Group, Inc.............................   9,577    112,530
   *Syms Corp...............................................   9,588     99,619
   *Systemax, Inc...........................................  34,554    593,292
  #*Talbots, Inc............................................     444      1,314
   *Tandy Brands Accessories, Inc...........................   1,096      1,852
    Tandy Leather Factory, Inc..............................   6,870     35,312
    Target Corp.............................................  20,714  1,200,169
  #*Tempur-Pedic International, Inc.........................   7,978    469,426
   *Tenneco, Inc............................................  11,900    366,877
  #*Tesla Motors, Inc.......................................      69      2,286
    Texas Roadhouse, Inc....................................  51,500    888,375
   #Thor Industries, Inc....................................  40,358  1,365,311
    Tiffany & Co............................................   8,300    568,218
    Time Warner Cable, Inc..................................  29,552  2,377,458
    Time Warner, Inc........................................ 130,694  4,895,797
    TJX Cos., Inc. (The)....................................  22,000    917,620
   *Toll Brothers, Inc...................................... 151,825  3,856,355
   *Town Sports International Holdings, Inc.................  11,460    146,917
   #Tractor Supply Co.......................................  20,000  1,968,200
   *Trans World Entertainment Corp..........................   1,500      3,345
  #*TripAdvisor, Inc........................................  14,450    542,020
   *True Religion Apparel, Inc..............................   7,300    198,268
   *TRW Automotive Holdings Corp............................  14,500    662,795
   *Tuesday Morning Corp....................................  44,074    178,059
    Tupperware Brands Corp..................................   5,800    361,282
    Ulta Salon Cosmetics & Fragrance, Inc...................  13,373  1,179,231
  #*Under Armour, Inc. Class A..............................   2,833    277,436
   *Unifi, Inc..............................................  18,595    206,776
   *Universal Electronics, Inc..............................  14,586    246,795
    Universal Technical Institute, Inc......................  22,150    265,800
   *UQM Technologies, Inc...................................  24,036     30,766
   *Urban Outfitters, Inc...................................   5,900    170,864
   *US Auto Parts Network, Inc..............................  26,854     97,211
    V.F. Corp...............................................   3,263    496,139
   #Vail Resorts, Inc.......................................  34,827  1,420,245
  #*Valassis Communications, Inc............................  40,476    809,520
    Value Line, Inc.........................................   3,839     46,721
  #*Valuevision Media, Inc. Class A.........................  27,246     44,139
    Viacom, Inc. Class A....................................   1,129     57,184
    Viacom, Inc. Class B....................................  15,300    709,767
   #Virgin Media, Inc.......................................   3,883     95,366
   *Visteon Corp............................................   2,472    124,020
  #*Vitacost.com, Inc.......................................   2,958     24,788
  #*Vitamin Shoppe, Inc.....................................   3,771    177,501
   *VOXX International Corp.................................  22,493    285,436

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
                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Walking Co. Holdings, Inc. (The)......................   3,900 $     26,325
    Walt Disney Co. (The)................................. 118,253    5,097,887
  #*Warnaco Group, Inc. (The).............................  18,159      961,701
   #Washington Post Co. Class B...........................   6,442    2,436,171
   #Weight Watchers International, Inc....................   6,975      529,821
   *Wells-Gardner Electronics Corp........................   5,523       11,322
    Wendy's Co. (The)..................................... 390,277    1,900,649
   *West Marine, Inc......................................  24,769      290,045
   *Wet Seal, Inc. Class A (The)..........................  98,691      324,693
    Weyco Group, Inc......................................   9,446      230,388
    Whirlpool Corp........................................  38,767    2,481,863
    Wiley (John) & Sons, Inc. Class A.....................   7,484      338,202
    Williams Controls, Inc................................   2,614       28,885
    Williams-Sonoma, Inc..................................  10,506      406,477
    Winmark Corp..........................................   2,285      131,022
  #*Winnebago Industries, Inc.............................  27,360      266,760
   *WMS Industries, Inc...................................  51,627    1,265,378
   #Wolverine World Wide, Inc.............................   8,330      349,444
   #World Wrestling Entertainment, Inc. Class A...........  11,867       93,512
    Wyndham Worldwide Corp................................  32,378    1,629,909
    Wynn Resorts, Ltd.....................................   2,100      280,140
  #*Zale Corp.............................................  41,747      114,387
  #*Zumiez, Inc...........................................  20,966      768,614
                                                                   ------------
Total Consumer Discretionary..............................          301,389,931
                                                                   ------------
Consumer Staples -- (4.6%)
    Alico, Inc............................................   7,844      178,373
   *Alliance One International, Inc.......................  90,206      319,329
   #Altria Group, Inc.....................................  31,900    1,027,499
    Andersons, Inc. (The).................................  17,811      897,674
    Archer-Daniels-Midland Co.............................  89,864    2,770,507
    Arden Group, Inc. Class A.............................   1,288      113,924
    B&G Foods, Inc........................................  41,320      918,957
  #*Boston Beer Co., Inc. Class A (The)...................   3,100      320,292
   *Bridgford Foods Corp..................................   3,414       31,153
    Brown-Forman Corp. Class A............................   2,539      213,555
    Brown-Forman Corp. Class B............................   2,052      177,190
    Bunge, Ltd............................................  76,001    4,902,064
   #Calavo Growers, Inc...................................   8,820      252,958
   #Cal-Maine Foods, Inc..................................  19,782      712,745
    Casey's General Stores, Inc...........................  21,586    1,216,371
    CCA Industries, Inc...................................   4,700       21,902
  #*Central European Distribution Corp....................  30,000      146,400
   *Central Garden & Pet Co...............................  20,939      221,535
   *Central Garden & Pet Co. Class A......................  39,325      420,384
   *Chiquita Brands International, Inc....................  67,280      571,880
    Church & Dwight Co., Inc..............................  10,015      508,762
    Coca-Cola Bottling Co. Consolidated...................   7,253      465,280
    Coca-Cola Enterprises, Inc............................  26,960      812,035
   #Coffee Holding Co., Inc...............................   1,900       17,993
    ConAgra Foods, Inc....................................  21,650      559,003
   *Constellation Brands, Inc. Class A....................  32,064      692,582
   *Constellation Brands, Inc. Class B....................   2,058       44,761
    Corn Products International, Inc......................  16,501      941,547
    Costco Wholesale Corp.................................  12,989    1,145,240
   *Craft Brew Alliance, Inc..............................  17,128      131,886
    CVS Caremark Corp..................................... 121,704    5,430,432
   *Darling International, Inc............................  74,666    1,223,029
   *Dean Foods Co......................................... 117,300    1,440,444
   #Diamond Foods, Inc....................................  13,371      279,454
  #*Dole Food Co., Inc....................................  86,020      729,450

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Staples -- (Continued)
    Dr. Pepper Snapple Group, Inc...........................  11,225 $  455,510
   *Elizabeth Arden, Inc....................................  22,890    892,252
   *Energizer Holdings, Inc.................................   6,412    457,368
   *Farmer Bros. Co.........................................  17,123    155,819
   #Flowers Foods, Inc......................................  29,976    642,985
    Fortune Brands, Inc.....................................  76,533  4,345,544
    Fresh Del Monte Produce, Inc............................  65,454  1,516,569
    General Mills, Inc......................................  16,200    630,018
    Golden Enterprises, Inc.................................   5,537     19,379
  #*Green Mountain Coffee Roasters, Inc.....................   9,300    453,375
    Griffin Land & Nurseries, Inc...........................   4,473    107,710
   *Hain Celestial Group, Inc (The).........................  44,460  2,102,958
   *Harbinger Group, Inc....................................   8,293     42,792
    Harris Teeter Supermarkets, Inc.........................  22,106    839,365
    Herbalife, Ltd..........................................   7,400    520,368
   #Hormel Foods Corp.......................................  18,128    526,800
   *IGI Labratories, Inc....................................   1,128      1,173
   *Imperial Sugar Co.......................................  11,761     47,632
    Ingles Markets, Inc. Class A............................  14,627    254,364
    Inter Parfums, Inc......................................  32,654    514,300
    J & J Snack Foods Corp..................................  15,421    864,501
   #J.M. Smucker Co.........................................  27,782  2,212,281
   *John B. Sanfilippo & Son, Inc...........................   8,141    117,719
    Kraft Foods, Inc. Class A............................... 113,165  4,511,889
   #Kroger Co. (The)........................................  17,415    405,247
   #Lancaster Colony Corp...................................   8,100    528,201
  #*Lifeway Foods, Inc......................................   4,839     40,357
   #Limoneira Co............................................     144      2,421
   *Mannatech, Inc..........................................   2,569     11,663
    McCormick & Co., Inc. Non-Voting........................   8,162    456,337
    McCormick & Co., Inc. Voting............................   1,064     59,052
  #*Medifast, Inc...........................................   9,480    182,206
    MGP Ingredients, Inc....................................  17,301     80,450
   #Molson Coors Brewing Co. Class A........................     534     22,321
    Molson Coors Brewing Co. Class B........................  81,823  3,402,200
   *Monster Beverage Corp...................................   2,400    155,904
    Nash-Finch Co...........................................  13,620    341,862
   *National Beverage Corp..................................  27,000    401,220
   *Natural Alternatives International, Inc.................   4,748     31,289
   #Nu Skin Enterprises, Inc. Class A.......................  18,507    986,423
   *Nutraceutical International Corp........................  11,692    179,238
    Oil-Dri Corp. of America................................   6,773    143,317
   *Omega Protein Corp......................................  20,058    143,615
    Orchids Paper Products Co...............................   2,992     53,856
   *Overhill Farms, Inc.....................................  14,067     63,864
   *Pantry, Inc. (The)......................................  23,562    300,651
    PepsiCo, Inc............................................   9,195    606,870
    Philip Morris International, Inc........................  36,900  3,302,919
   *Physicians Formula Holdings, Inc........................  12,581     39,001
   *Pilgrim's Pride Corp....................................  98,915    706,253
   *Post Holdings, Inc......................................  11,111    330,552
   *Prestige Brands Holdings, Inc...........................  65,760  1,117,262
    PriceSmart, Inc.........................................   8,282    683,596
   #Procter & Gamble Co. (The)..............................  91,517  5,824,142
   *Ralcorp Holdings, Inc...................................  42,276  3,078,116
    Reliv' International, Inc...............................   4,579      6,640
   *Revlon, Inc.............................................  13,564    231,673
    Reynolds American, Inc..................................  11,374    464,400
    Rocky Mountain Chocolate Factory, Inc...................   5,450     51,612
   #Safeway, Inc............................................  87,560  1,780,095
   #Sanderson Farms, Inc....................................  19,913  1,027,710

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
                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Sara Lee Corp.........................................  35,500 $    782,420
   *Schiff Nutrition International, Inc...................  15,253      250,912
   *Seneca Foods Corp. Class A............................   9,936      231,409
   *Seneca Foods Corp. Class B............................   1,251       29,248
   *Smart Balance, Inc....................................  66,282      391,064
   *Smithfield Foods, Inc................................. 152,688    3,200,340
    Snyders-Lance, Inc....................................  63,479    1,642,837
    Spartan Stores, Inc...................................  25,188      459,177
   *Spectrum Brands Holdings, Inc.........................  52,744    1,820,195
  #*Star Scientific, Inc..................................   6,056       21,499
    Stephan Co. (The).....................................   1,500        3,900
   #SUPERVALU, Inc........................................ 232,115    1,378,763
   *Susser Holdings Corp..................................  22,694      605,703
   *Tofutti Brands, Inc...................................     799        1,430
   #Tootsie Roll Industries, Inc..........................  23,186      552,059
   *TreeHouse Foods, Inc..................................  29,790    1,713,223
    Tyson Foods, Inc. Class A............................. 164,162    2,995,956
   *United Natural Foods, Inc.............................  13,114      646,389
    United-Guardian, Inc..................................   1,621       31,164
   #Universal Corp........................................  26,112    1,196,713
  #*USANA Health Sciences, Inc............................   9,355      390,104
   #Vector Group, Ltd.....................................  16,973      294,482
    Village Super Market, Inc.............................   6,758      186,521
    Walgreen Co...........................................  33,877    1,187,728
    Wal-Mart Stores, Inc..................................  58,500    3,446,235
    WD-40 Co..............................................   8,342      376,057
    Weis Markets, Inc.....................................  25,198    1,123,831
   #Whole Foods Market, Inc...............................   4,669      387,854
                                                                   ------------
Total Consumer Staples....................................          104,679,009
                                                                   ------------
Energy -- (8.6%)
  #*Abraxas Petroleum Corp................................  18,724       55,798
    Adams Resources & Energy, Inc.........................   4,701      285,492
    Alon USA Energy, Inc..................................  36,497      329,933
  #*Alpha Natural Resources, Inc..........................  28,302      456,511
    Anadarko Petroleum Corp...............................  68,323    5,001,927
   #Apache Corp...........................................  41,198    3,952,536
  #*Approach Resources, Inc...............................  25,568      917,380
   #Arch Coal, Inc........................................  18,267      178,286
  #*Atwood Oceanics, Inc..................................  23,935    1,061,039
    Baker Hughes, Inc.....................................  29,739    1,311,787
   *Barnwell Industries, Inc..............................   7,497       23,653
   *Basic Energy Services, Inc............................  39,900      574,560
   #Berry Petroleum Co. Class A...........................  33,301    1,516,861
  #*Bill Barrett Corp.....................................  51,494    1,234,826
   *BioFuel Energy Corp...................................  35,208       16,298
   *Black Ridge Oil and Gas, Inc..........................   4,665        2,472
    Bolt Technology Corp..................................   8,848      126,261
  #*BPZ Resources, Inc.................................... 125,087      506,602
   #Bristow Group, Inc....................................  41,007    2,003,192
    Cabot Oil & Gas Corp..................................  19,100      671,174
   *Cal Dive International, Inc........................... 100,880      390,406
   *Callon Petroleum Co...................................  37,472      217,712
   *Cameron International Corp............................  15,338      786,072
   #CARBO Ceramics, Inc...................................   4,081      343,171
  #*Carrizo Oil & Gas, Inc................................  26,374      739,527
  #*Cheniere Energy, Inc..................................   3,340       61,155
   #Chesapeake Energy Corp................................  89,182    1,644,516
    Chevron Corp.......................................... 141,904   15,121,290
    Cimarex Energy Co.....................................  13,857      957,657
  #*Clayton Williams Energy, Inc..........................  10,480      770,699

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
  #*Clean Energy Fuels Corp.................................  36,455 $   701,394
   *Cloud Peak Energy, Inc..................................  51,449     791,800
   *Cobalt International Energy, Inc........................   2,400      64,224
   *Comstock Resources, Inc.................................  47,845     840,637
   *Concho Resources, Inc...................................   9,700   1,039,646
    ConocoPhillips.......................................... 164,346  11,772,104
   #Consol Energy, Inc......................................   8,571     284,900
   *Contango Oil & Gas Co...................................  14,836     805,001
  #*Continental Resources, Inc..............................     487      43,465
   *CREDO Petroleum Corp....................................   9,336      95,321
   *Crimson Exploration, Inc................................  41,651     226,998
    Crosstex Energy, Inc....................................  49,305     734,644
   *CVR Energy, Inc.........................................  78,591   2,386,023
   *Dawson Geophysical Co...................................   8,719     234,105
    Delek US Holdings, Inc..................................  54,235     884,030
   *Denbury Resources, Inc.................................. 215,040   4,094,362
    Devon Energy Corp.......................................  57,923   4,045,922
  .*DHT Holdings, Inc. (N18239146)..........................     234      67,310
   #DHT Holdings, Inc. (Y2065G105)..........................  30,690      24,552
   #Diamond Offshore Drilling, Inc..........................  10,044     688,516
   *Double Eagle Petroleum Co...............................  10,474      57,502
   *Dresser-Rand Group, Inc.................................   9,100     442,988
  #*Dril-Quip, Inc..........................................   7,700     518,903
  #*Endeavour International Corp............................  41,430     517,046
   #Energen Corp............................................   6,161     322,713
  #*Energy Partners, Ltd....................................  41,163     670,134
   *ENGlobal Corp...........................................  25,261      50,522
    EOG Resources, Inc......................................  18,162   1,994,369
  #*Evolution Petroleum Corp................................  11,083      97,974
   #EXCO Resources, Inc.....................................  27,348     200,734
   *Exterran Holdings, Inc..................................  70,064     946,565
    Exxon Mobil Corp........................................ 154,985  13,381,405
   *FieldPoint Petroleum Corp...............................   3,498      13,747
  #*FMC Technologies, Inc...................................   3,200     150,400
  #*Forest Oil Corp.........................................  79,161   1,054,425
   *FX Energy, Inc..........................................  17,092      97,083
   *Geokinetics, Inc........................................  13,810      24,444
  #*GeoResources, Inc.......................................  23,593     889,692
  #*Gevo, Inc...............................................   2,458      23,818
   *Global Geophysical Services, Inc........................     387       3,704
  #*GMX Resources, Inc......................................  49,722      68,119
   *Green Plains Renewable Energy, Inc......................  36,643     292,778
    Gulf Island Fabrication, Inc............................  15,729     440,727
   *Gulfmark Offshore, Inc. Class A.........................  29,271   1,409,984
   *Gulfport Energy Corp....................................  18,973     497,282
  #*Harvest Natural Resources, Inc..........................  36,596     251,780
  #*Heckmann Corp........................................... 102,467     389,375
   *Helix Energy Solutions Group, Inc....................... 115,965   2,366,846
    Helmerich & Payne, Inc..................................  22,700   1,166,553
   *Hercules Offshore, Inc.................................. 154,860     786,689
    Hess Corp...............................................  43,688   2,277,892
   *HKN, Inc................................................  11,999      27,358
   *HollyFrontier Corp...................................... 108,481   3,343,384
   *Hornbeck Offshore Services, Inc.........................  33,748   1,404,929
  #*Houston American Energy Corp............................   1,980       4,574
   *Infinity Energy Resources, Inc..........................   6,600      11,220
  #*ION Geophysical Corp.................................... 108,052     673,164
  #*James River Coal Co.....................................  23,813     118,112
   *Key Energy Services, Inc................................ 115,460   1,461,724
   *Lone Pine Resources, Inc................................   7,344      43,770
  #*Lucas Energy, Inc.......................................  15,775      29,342

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
   #Lufkin Industries, Inc..................................   7,702 $  591,822
  #*Magnum Hunter Resources Corp............................ 116,597    724,067
    Marathon Oil Corp....................................... 108,492  3,183,155
    Marathon Petroleum Corp.................................  38,015  1,581,804
   *Matrix Service Co.......................................  30,034    409,964
   *McDermott International, Inc............................  13,153    148,629
  #*McMoran Exploration Co..................................   5,808     51,110
   *Mexco Energy Corp.......................................   1,236      8,961
   *Mitcham Industries, Inc.................................  13,374    317,766
    Murphy Oil Corp......................................... 106,439  5,850,952
   *Nabors Industries, Ltd.................................. 153,732  2,559,638
    National Oilwell Varco, Inc.............................  29,500  2,234,920
   *Natural Gas Services Group, Inc.........................  13,910    181,386
   *Newfield Exploration Co.................................  15,700    563,630
   *Newpark Resources, Inc..................................  88,094    560,278
    Noble Corp..............................................  79,692  3,033,078
    Noble Energy, Inc.......................................  12,000  1,191,840
  #*Oasis Petroleum, Inc....................................     453     14,981
    Occidental Petroleum Corp...............................  34,367  3,134,958
    Oceaneering International, Inc..........................   7,200    371,736
   *Oil States International, Inc...........................   9,747    775,666
   #Overseas Shipholding Group, Inc.........................  29,609    346,425
   *OYO Geospace Corp.......................................   3,568    411,105
    Panhandle Oil & Gas, Inc. Class A.......................   8,087    222,797
   *Parker Drilling Co...................................... 128,659    665,167
  #*Patriot Coal Corp.......................................  57,536    335,435
   #Patterson-UTI Energy, Inc............................... 127,103  2,055,256
    Peabody Energy Corp.....................................   9,200    286,212
    Penn Virginia Corp......................................  36,651    187,653
   *Petroleum Development Corp..............................  25,857    889,222
  #*PetroQuest Energy, Inc..................................  68,290    412,472
   *PHI, Inc. Non-Voting....................................  13,087    348,507
   *PHI, Inc. Voting........................................   1,053     26,188
   *Pioneer Drilling Co.....................................  62,807    494,919
   #Pioneer Natural Resources Co............................  20,162  2,335,163
   *Plains Exploration & Production Co...................... 109,438  4,470,542
   *PostRock Energy Corp....................................   1,100      2,695
   *Pyramid Oil Co..........................................   3,478     16,312
    QEP Resources, Inc......................................  33,808  1,041,624
  #*Quicksilver Resources, Inc..............................  18,305     86,034
   #Range Resources Corp....................................  10,900    726,594
   *REX American Resources Corp.............................  14,600    405,004
   *Rex Energy Corp.........................................  47,476    498,973
   *RigNet, Inc.............................................     181      3,091
   *Rosetta Resources, Inc..................................  23,527  1,182,702
  #*Rowan Cos., Inc.........................................  93,148  3,216,400
  #*Royale Energy, Inc......................................   3,000     14,220
   #RPC, Inc................................................  72,669    751,397
  #*SandRidge Energy, Inc...................................  57,119    456,381
    Schlumberger, Ltd.......................................  21,281  1,577,773
   *SEACOR Holdings, Inc....................................  20,769  1,930,063
   *SemGroup Corp. Class A..................................  35,769  1,137,454
   #Ship Finance International, Ltd.........................  66,124    915,817
   SM Energy Co.............................................  16,292  1,077,064
  #*Southwestern Energy Co..................................   7,400    233,692
    Spectra Energy Corp.....................................   1,600     49,184
   *Stone Energy Corp.......................................  46,911  1,315,854
    Sunoco, Inc.............................................  30,330  1,494,966
   *Superior Energy Services, Inc...........................  36,858    992,221
   *Swift Energy Co.........................................  45,809  1,385,722
  #*Syntroleum Corp.........................................   2,427      2,281

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Targa Resources Corp..................................     353 $     16,976
    Teekay Corp...........................................  62,350    2,250,835
   *Tesco Corp............................................  34,409      561,899
   *Tesoro Corp........................................... 131,157    3,049,400
   *TETRA Technologies, Inc...............................  68,161      593,682
   *TGC Industries, Inc...................................  18,658      212,893
    Tidewater, Inc........................................  49,266    2,711,108
    Transocean, Ltd.......................................  51,009    2,570,344
  #*Triangle Petroleum Corp...............................  43,372      282,352
   *Tri-Valley Corp.......................................   5,446          757
   *Ultra Petroleum Corp..................................   4,361       86,173
   *Union Drilling, Inc...................................  24,017      133,775
   *Unit Corp.............................................  45,454    1,920,432
   *Uranium Energy Corp...................................   7,998       23,594
  #*USEC, Inc............................................. 117,103       98,554
   *VAALCO Energy, Inc....................................  63,631      577,133
    Valero Energy Corp.................................... 132,720    3,278,184
   *Venoco, Inc...........................................   9,621      106,889
  #*Verenium Corp.........................................   3,057       13,206
   *Voyager Oil & Gas, Inc................................   4,665       11,849
   #W&T Offshore, Inc.....................................  43,202      854,104
   *Warren Resources, Inc.................................  75,596      233,592
   *Weatherford International, Ltd........................ 113,248    1,616,049
   #Western Refining, Inc.................................  94,206    1,794,624
   *Westmoreland Coal Co..................................   2,630       26,537
   *Whiting Petroleum Corp................................  16,512      944,486
   *Willbros Group, Inc...................................  46,518      251,197
   #World Fuel Services Corp..............................  27,654    1,218,435
  #*ZaZa Energy Corp......................................   9,462       45,228
  #*Zion Oil & Gas, Inc...................................  20,267       50,262
                                                                   ------------
Total Energy..............................................          196,632,988
                                                                   ------------
Financials -- (20.5%)
   *1st Constitution Bancorp..............................   2,398       19,903
    1st Source Corp.......................................  25,865      586,877
   *1st United Bancorp, Inc...............................  25,437      154,148
   *21st Century Holding Co...............................   6,300       27,783
    Access National Corp..................................   8,706      111,089
    ACE, Ltd..............................................  45,435    3,451,697
  #*Affiliated Managers Group, Inc........................   3,792      430,847
   *Affirmative Insurance Holdings, Inc...................   8,781        4,433
    Aflac, Inc............................................  21,967      989,394
   *Allegheny Corp........................................   7,967    2,731,884
    Alliance Bancorp, Inc. of Pennsylvania................   3,932       45,611
    Alliance Financial Corp...............................   4,463      136,166
    Allied World Assurance Co. Holdings Ltd...............  40,279    2,898,477
    Allstate Corp. (The)..................................  86,740    2,891,044
    Alterra Capital Holdings, Ltd.........................  87,345    2,090,166
   *Altisource Portfolio Solutions SA.....................  11,202      670,216
   *American Capital, Ltd................................. 305,835    3,036,942
   #American Equity Investment Life Holding Co............  66,877      819,912
    American Express Co...................................   9,290      559,351
    American Financial Group, Inc......................... 127,737    4,971,524
   *American Independence Corp............................   3,056       13,508
   *American International Group, Inc.....................  15,685      533,761
    American National Bankshares, Inc.....................   5,991      140,369
    American National Insurance Co........................  21,779    1,528,886
   *American River Bankshares.............................   4,649       33,845
   *American Safety Insurance Holdings, Ltd...............  10,302      195,017
   *American Spectrum Realty, Inc.........................     400        1,996
    Ameriprise Financial, Inc.............................  44,571    2,416,194

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Ameris Bancorp.......................................    23,588 $   292,491
   *AMERISAFE, Inc.......................................    19,365     517,433
   *AmeriServ Financial, Inc.............................    17,822      52,575
   #AmTrust Financial Services, Inc......................    50,982   1,388,750
   *Anchor Bancorp Wisconsin, Inc........................       402         261
  #*Aon P.L.C............................................    21,179   1,097,072
   *Arch Capital Group, Ltd..............................    72,895   2,863,316
    Argo Group International Holdings, Ltd...............    31,659     913,679
   #Arrow Financial Corp.................................    12,599     301,620
    Aspen Insurance Holdings, Ltd........................    67,802   1,920,153
    Associated Banc-Corp.................................   157,219   2,095,729
    Assurant, Inc........................................    86,200   3,477,308
    Assured Guaranty, Ltd................................   154,965   2,197,404
   #Astoria Financial Corp...............................    97,621     945,947
    Atlantic American Corp...............................     5,179      15,174
   *Atlantic Coast Financial Corp........................     1,357       2,850
    Auburn National Bancorporation, Inc..................     1,260      28,161
   *AV Homes, Inc........................................    11,482     143,181
    Axis Capital Holdings, Ltd...........................    83,801   2,850,910
    Baldwin & Lyons, Inc. Class A........................     1,285      33,153
    Baldwin & Lyons, Inc. Class B........................    10,961     238,621
    Bancfirst Corp.......................................    14,198     592,057
   *Bancorp, Inc.........................................    37,073     380,740
   #BancorpSouth, Inc....................................    72,015     970,042
   *BancTrust Financial Group, Inc.......................    12,317      25,989
    Bank Mutual Corp.....................................    46,438     181,108
    Bank of America Corp................................. 1,252,365  10,156,680
    Bank of Commerce Holdings............................     5,615      23,920
   #Bank of Hawaii Corp..................................    12,764     624,032
    Bank of Kentucky Financial Corp......................     4,629     116,697
    Bank of New York Mellon Corp. (The)..................   163,628   3,869,802
    Bank of the Ozarks, Inc..............................    28,120     868,908
   *BankAtlantic Bancorp, Inc. Class A...................     6,124      34,356
    BankFinancial Corp...................................    24,859     165,561
    Banner Corp..........................................    18,068     396,593
    Bar Harbor Bankshares................................     3,701     136,937
    BB&T Corp............................................   102,589   3,286,952
   *BBCN Bancorp, Inc....................................    69,848     766,931
   #BCB Bancorp, Inc.....................................     7,110      73,660
   *BCSB Bancorp, Inc....................................     1,425      19,807
    Beacon Federal Bancorp, Inc..........................     4,497      58,461
   *Beneficial Mutual Bancorp, Inc.......................    70,097     607,741
   *Berkshire Bancorp, Inc...............................     2,025      14,479
    Berkshire Hills Bancorp, Inc.........................    21,179     480,552
   #BGC Partners, Inc. Class A...........................     3,900      27,183
   #BlackRock, Inc.......................................    14,303   2,740,169
   *BNCCORP, Inc.........................................       700       1,627
   *BofI Holding, Inc....................................    11,580     205,777
   #BOK Financial Corp...................................    14,622     833,893
    Boston Private Financial Holdings, Inc...............    78,648     732,999
    Bridge Bancorp, Inc..................................     3,763      73,303
   *Bridge Capital Holdings..............................     6,459      98,758
    Brookline Bancorp, Inc...............................    73,986     664,394
   #Brown & Brown, Inc...................................    58,562   1,579,417
    Bryn Mawr Bank Corp..................................    12,410     266,691
    C&F Financial Corp...................................     1,936      60,887
    Calamos Asset Management, Inc........................    22,334     288,555
    California First National Bancorp....................     6,388     101,569
   *Camco Financial Corp.................................     3,400       8,194
    Camden National Corp.................................     7,926     257,754
   *Cape Bancorp, Inc....................................     4,109      33,447

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Capital Bank Corp.......................................   4,254 $    9,784
   #Capital City Bank Group, Inc............................  16,811    140,372
    Capital One Financial Corp..............................  67,650  3,753,222
    Capital Properties, Inc. Class A........................     154      2,310
   .Capital Properties, Inc. Class B........................     154         --
    Capital Southwest Corp..................................   3,542    339,040
    CapitalSource, Inc...................................... 301,246  1,943,037
    Capitol Federal Financial, Inc.......................... 139,961  1,652,939
    Cardinal Financial Corp.................................  30,567    368,944
   *Carolina Bank Holdings, Inc.............................   1,000      4,530
   *Carrollton Bancorp......................................     627      3,282
   #Cash America International, Inc.........................  25,810  1,206,617
    Cathay General Bancorp..................................  77,854  1,340,646
   *CBRE Group, Inc. Class A................................   2,800     52,668
   #Center Bancorp, Inc.....................................  16,007    169,194
    Centerstate Banks, Inc..................................  25,680    206,467
    Central Bancorp, Inc....................................     713     12,912
  #*Central Pacific Financial Corp..........................   3,744     53,240
    Century Bancorp, Inc. Class A...........................   2,971     81,613
    CFS Bancorp, Inc........................................   1,879     10,428
   #Charles Schwab Corp. (The)..............................  17,612    251,852
   #Charter Financial Corp..................................     243      2,187
    Chemical Financial Corp.................................  29,380    648,417
   *Chicopee Bancorp, Inc...................................   5,278     76,003
    Chubb Corp. (The).......................................  38,608  2,821,087
   #Cincinnati Financial Corp...............................  97,478  3,472,166
   *CIT Group, Inc.......................................... 104,979  3,973,455
    Citigroup, Inc.......................................... 184,865  6,107,940
  #*Citizens Community Bancorp, Inc.........................   3,663     22,601
   *Citizens First Corp.....................................   1,000      8,250
    Citizens Holding Co.....................................   2,106     39,487
   *Citizens Republic Bancorp, Inc..........................     955     16,111
    Citizens South Banking Corp.............................   6,693     33,465
   *Citizens, Inc...........................................  49,580    476,464
   #City Holding Co.........................................  16,234    541,404
   #City National Corp......................................  42,958  2,287,943
    CKX Lands, Inc..........................................   1,400     17,857
    Clifton Savings Bancorp, Inc............................  25,172    257,258
   #CME Group, Inc..........................................   9,019  2,397,431
    CNA Financial Corp......................................  83,379  2,553,065
    CNB Financial Corp......................................   7,760    127,574
   *CNO Financial Group, Inc................................ 264,496  1,922,886
    CoBiz Financial, Inc....................................  38,295    239,344
    Codorus Valley Bancorp, Inc.............................   1,838     25,364
   #Cohen & Steers, Inc.....................................   5,916    208,480
   *Colonial Financial Services, Inc........................   2,714     36,571
   *Colony Bankcorp, Inc....................................   3,099     12,721
    Columbia Banking System, Inc............................  42,257    865,846
    Comerica, Inc........................................... 102,535  3,283,171
    Commerce Bancshares, Inc................................  22,451    900,285
    Commercial National Financial Corp......................   1,413     35,184
    Community Bank System, Inc..............................  36,175  1,017,241
    Community Trust Bancorp, Inc............................  16,057    513,021
   *Community West Bancshares...............................   2,000      4,550
  #*CompuCredit Holdings Corp...............................  31,176    171,780
    Consolidated-Tokoma Land Co.............................   5,746    168,932
   *Consumer Portfolio Services, Inc........................   8,702     15,228
   *Cowen Group, Inc. Class A...............................  61,810    155,761
    Crawford & Co. Class A..................................  28,328    105,947
    Crawford & Co. Class B..................................  14,955     71,335
   *Credit Acceptance Corp..................................  10,867  1,021,824

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Cullen Frost Bankers, Inc...............................  29,396 $1,733,188
   #CVB Financial Corp......................................  97,863  1,132,275
    Delphi Financial Group, Inc. Class A....................  48,724  2,213,044
   *DFC Global Corp.........................................  37,821    661,111
    Diamond Hill Investment Group, Inc......................     900     68,301
    Dime Community Bancshares, Inc..........................  37,482    519,501
    Discover Financial Services.............................  20,550    696,645
    Donegal Group, Inc. Class A.............................  20,591    280,449
    Donegal Group, Inc. Class B.............................   3,821     66,867
   *Doral Financial Corp....................................  15,659     28,656
    Duff & Phelps Corp......................................  16,659    264,878
   *E*Trade Financial Corp.................................. 221,367  2,353,131
    Eagle Bancorp Montana, Inc..............................     514      5,268
   #East West Bancorp, Inc.................................. 117,718  2,680,439
    Eastern Insurance Holdings, Inc.........................   8,665    132,574
   *Eastern Virginia Bankshares, Inc........................   2,937     11,307
   #Eaton Vance Corp........................................   1,900     49,970
    ECB Bancorp, Inc........................................   1,170     11,010
    Edelman Financial Group, Inc............................  24,395    215,408
   *eHealth, Inc............................................  21,726    384,985
    EMC Insurance Group, Inc................................  12,475    246,631
    Employers Holdings, Inc.................................  38,273    662,888
   *Encore Bancshares, Inc..................................  10,086    206,864
    Endurance Specialty Holdings, Ltd.......................  59,160  2,377,049
   *Enstar Group, Ltd.......................................  12,175  1,146,520
   #Enterprise Bancorp, Inc.................................   5,554     89,364
    Enterprise Financial Services Corp......................  16,357    197,756
    Epoch Holding Corp......................................   7,601    205,227
    Erie Indemnity Co.......................................  10,793    829,982
    ESB Financial Corp......................................  13,101    175,946
    ESSA Bancorp, Inc.......................................  17,135    167,066
    Evans Bancorp, Inc......................................   2,412     36,204
    Evercore Partners, Inc..................................   5,577    147,400
    Everest Re Group, Ltd...................................  28,193  2,793,926
   *EZCORP, Inc.............................................  25,874    693,164
   *Farmers Capital Bank Corp...............................   5,212     33,617
    FBL Financial Group, Inc. Class A.......................  33,064    962,824
    Federal Agricultural Mortgage Corp. Class A.............     911     16,284
    Federal Agricultural Mortgage Corp. Class C.............   9,329    213,261
    Fidelity Bancorp, Inc...................................     628      6,861
    Fidelity National Financial, Inc. Class A............... 193,414  3,727,088
    Fidelity Southern Corp..................................   9,123     77,454
    Fifth Third Bancorp..................................... 196,094  2,790,418
    Financial Institutions, Inc.............................  13,170    222,836
   *First Acceptance Corp...................................  27,407     42,207
    First Advantage Bancorp.................................   2,902     38,321
    First American Financial Corp........................... 102,015  1,708,751
    First Bancorp...........................................  15,597    156,282
    First Bancorp of Indiana, Inc...........................     200      2,250
    First Bancorp, Inc......................................   9,162    132,941
   *First Bancshares, Inc...................................     700      4,515
    First Bancshares, Inc. (The)............................     222      2,040
    First Busey Corp........................................  84,689    392,957
    First Business Financial Services, Inc..................   2,134     48,463
   *First California Financial Group, Inc...................  26,916    146,961
   *First Cash Financial Services, Inc......................  10,205    417,997
    First Citizens BancShares, Inc. Class A.................   8,661  1,500,951
    First Commonwealth Financial Corp.......................  98,552    633,689
    First Community Bancshares, Inc.........................  16,247    217,547
    First Defiance Financial Corp...........................   8,826    151,631
  #*First Federal Bancshares of Arkansas, Inc...............   5,224     49,367

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *First Federal of Northern Michigan Bancorp, Inc.........     800 $    2,972
    First Financial Bancorp.................................  54,500    916,145
   #First Financial Bankshares, Inc.........................  17,754    600,795
    First Financial Corp....................................  13,376    401,280
    First Financial Holdings, Inc...........................  15,073    173,942
   *First Financial Northwest, Inc..........................  16,619    132,121
   *First Financial Service Corp............................   1,670      5,845
    First Horizon National Corp............................. 246,889  2,266,441
    First Interstate BancSystem, Inc........................   3,223     45,412
    First M&F Corp..........................................   5,935     25,877
   *First Marblehead Corp. (The)............................  14,664     15,544
    First Merchants Corp....................................  27,703    341,578
    First Midwest Bancorp, Inc..............................  72,752    774,809
    First Niagara Financial Group, Inc...................... 287,675  2,571,814
    First Pactrust Bancorp, Inc.............................  10,072    110,691
   *First Place Financial Corp..............................  15,223      9,895
   *First South Bancorp, Inc................................   7,807     33,648
   *First United Corp.......................................   3,697     30,500
   *First West Virginia Bancorp.............................     766     12,333
    Firstbank Corp..........................................   5,196     51,700
   *FirstCity Financial Corp................................   7,511     62,116
    FirstMerit Corp......................................... 110,513  1,856,618
   *Flagstar Bancorp, Inc...................................   1,720      1,497
    Flagstone Reinsurance Holdings SA.......................  69,584    521,880
    Flushing Financial Corp.................................  32,847    427,996
    FNB Corp................................................ 154,905  1,758,172
   *FNB United Corp.........................................       1         17
  #*Forest City Enterprises, Inc............................  48,105    767,275
   *Forest City Enterprises, Inc. Class B...................   8,417    133,578
   *Forestar Group, Inc.....................................  36,513    561,570
    Fox Chase Bancorp, Inc..................................  19,210    244,351
    Franklin Resources, Inc.................................   3,467    435,143
    Fulton Financial Corp................................... 190,574  1,999,121
    GAINSCO, Inc............................................   1,497     13,031
    Gallagher (Arthur J.) & Co..............................  11,866    445,687
    GAMCO Investors, Inc....................................   3,733    168,209
   *Genworth Financial, Inc. Class A........................ 237,177  1,425,434
   #German American Bancorp, Inc............................  12,054    229,508
    GFI Group, Inc.......................................... 118,378    390,647
    Glacier Bancorp, Inc....................................  71,411  1,064,024
   *Gleacher & Co., Inc.....................................  66,170     68,817
   *Global Indemnity P.L.C..................................  16,912    304,585
    Goldman Sachs Group, Inc. (The).........................  43,159  4,969,759
   #Great Southern Bancorp, Inc.............................  13,291    319,516
   *Greene Bancshares, Inc..................................  11,638     19,203
   #Greenhill & Co., Inc....................................   3,600    139,860
   *Greenlight Capital Re, Ltd. Class A.....................  30,035    747,871
   *Guaranty Bancorp........................................  14,835     28,928
   *Guaranty Federal Bancshares, Inc........................   1,886     15,578
   *Hallmark Financial Services, Inc........................  22,381    168,305
    Hampden Bancorp, Inc....................................   4,725     58,590
  #*Hampton Roads Bankshares, Inc...........................     280        885
   #Hancock Holding Co......................................  79,288  2,551,488
   *Hanmi Financial Corp....................................   3,494     36,442
    Hanover Insurance Group, Inc. (The).....................  50,046  2,019,857
    Harleysville Group, Inc.................................  26,286  1,575,583
    Harleysville Savings Financial Corp.....................   2,920     51,392
   *Harris & Harris Group, Inc..............................  29,482    118,812
    Hartford Financial Services Group, Inc.................. 180,549  3,710,282
    Hawthorn Bancshares, Inc................................   1,958     14,675
    HCC Insurance Holdings, Inc.............................  99,330  3,174,587

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   #Heartland Financial USA, Inc...........................  16,865 $   312,340
   *Heritage Commerce Corp.................................  21,259     143,286
    Heritage Financial Corp................................  11,632     152,379
    Heritage Financial Group, Inc..........................   5,663      63,822
    HF Financial Corp......................................   4,200      50,400
   *HFF, Inc...............................................   7,686     125,589
   *Hilltop Holdings, Inc..................................  54,145     429,370
    Hingham Institution for Savings........................     872      50,271
   *HMN Financial, Inc.....................................   1,450       4,132
   *Home Bancorp, Inc......................................   7,010     121,694
    Home BancShares, Inc...................................  26,400     769,296
    Home Federal Bancorp, Inc..............................  18,329     179,441
    Homeowners Choice, Inc.................................   6,753      94,610
    HopFed Bancorp, Inc....................................   2,207      19,620
    Horace Mann Educators Corp.............................  44,142     774,692
    Horizon Bancorp........................................   3,507      88,271
  #*Horizon Financial Corp.................................   6,509          12
   *Hudson City Bancorp, Inc............................... 156,941   1,108,003
    Hudson Valley Holding Corp.............................  17,275     316,651
    Huntington Bancshares, Inc............................. 425,265   2,845,023
    IBERIABANK Corp........................................  31,403   1,603,751
   *ICG Group, Inc.........................................  36,244     343,593
    Independence Holding Co................................  15,010     159,556
   *Independent Bank Corp. (45383609)......................   7,338      28,105
   #Independent Bank Corp. (453836108).....................  21,010     589,751
    Indiana Community Bancorp..............................   2,971      67,679
    Infinity Property & Casualty Corp......................  13,328     711,848
    Interactive Brokers Group, Inc. Class A................  42,689     647,592
   *IntercontinentalExchange, Inc..........................   4,400     585,376
   *InterGroup Corp. (The).................................     235       4,474
    International Bancshares Corp..........................  73,397   1,448,123
   *Intervest Bancshares Corp. Class A.....................  18,510      74,040
   *INTL. FCStone, Inc.....................................  20,109     432,344
    Invesco, Ltd........................................... 133,275   3,310,551
   *Investment Technology Group, Inc.......................  38,795     395,709
   *Investors Bancorp, Inc................................. 113,113   1,746,465
   *Investors Capital Holdings, Ltd........................   4,038      17,040
    Investors Title Co.....................................   1,606      81,858
  #*Janus Capital Group, Inc...............................  62,496     473,720
    Jefferies Group, Inc...................................  22,500     358,425
   *Jefferson Bancshares, Inc..............................   2,270       4,597
    JMP Group, Inc.........................................  20,821     154,284
    Jones Lang LaSalle, Inc................................   6,476     517,691
    JPMorgan Chase & Co.................................... 570,669  24,527,354
    Kaiser Federal Financial Group, Inc....................   9,310     130,247
    KBW, Inc...............................................  29,309     499,425
    Kearny Financial Corp..................................  57,758     560,253
    Kemper Corp............................................  67,798   2,033,262
   #Kennedy-Wilson Holdings, Inc...........................   4,617      64,915
    Kentucky First Federal Bancorp.........................   2,320      20,300
    KeyCorp................................................ 499,016   4,012,089
   *Knight Capital Group, Inc.............................. 102,446   1,346,140
    Lake Shore Bancorp, Inc................................     339       3,390
    Lakeland Bancorp, Inc..................................  27,658     252,794
    Lakeland Financial Corp................................  16,872     439,347
    Landmark Bancorp, Inc..................................   1,820      37,292
    Legg Mason, Inc........................................ 116,314   3,032,306
    Leucadia National Corp................................. 102,758   2,554,564
    Life Partners Holdings, Inc............................   8,447      22,976
    Lincoln National Corp.................................. 152,570   3,779,159
    LNB Bancorp, Inc.......................................   9,079      59,921

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Loews Corp..............................................  46,737 $1,922,293
   *Louisiana Bancorp, Inc..................................   3,003     48,649
   *LSB Financial Corp......................................     426      7,242
    M&T Bank Corp...........................................  45,707  3,943,143
  #*Macatawa Bank Corp......................................  31,196    105,754
   *Magyar Bancorp, Inc.....................................   1,971      9,441
    Maiden Holdings, Ltd....................................  67,671    561,669
    MainSource Financial Group, Inc.........................  19,995    233,742
   *Malvern Federal Bancorp, Inc............................     225      1,912
  #*Markel Corp.............................................   3,533  1,555,509
    MarketAxess Holdings, Inc...............................  31,222  1,071,227
    Marlin Business Services Corp...........................  13,162    193,218
    Marsh & McLennan Cos., Inc..............................  17,700    592,065
   *Maui Land & Pineapple Co., Inc..........................   4,186     16,535
    Mayflower Bancorp, Inc..................................     500      4,355
    MB Financial, Inc.......................................  54,137  1,119,012
  #*MBIA, Inc............................................... 250,743  2,527,489
   *MBT Financial Corp......................................   9,522     28,947
    MCG Capital Corp........................................  94,877    397,535
    Meadowbrook Insurance Group, Inc........................  73,240    646,709
    Medallion Financial Corp................................  17,364    189,789
   *Mercantile Bank Corp....................................   7,390    110,407
    Merchants Bancshares, Inc...............................   7,187    193,187
    Mercury General Corp....................................  42,272  1,910,272
   *Meridian Interstate Bancorp, Inc........................  16,780    224,852
    Meta Financial Group, Inc...............................   2,141     45,111
    MetLife, Inc............................................ 141,103  5,083,941
   *Metro Bancorp, Inc......................................  15,320    177,252
   *MetroCorp Bancshares, Inc...............................   7,245     83,318
   *MGIC Investment Corp.................................... 158,315    547,770
    MicroFinancial, Inc.....................................   9,680     65,824
    Mid Penn Bancorp, Inc...................................     778      7,710
    MidSouth Bancorp, Inc...................................   8,676    122,332
    MidWestOne Financial Group, Inc.........................   6,846    143,081
    Montpelier Re Holdings, Ltd.............................  68,512  1,405,866
    Morgan Stanley.......................................... 189,332  3,271,657
    MSB Financial Corp......................................     600      3,600
  #*MSCI, Inc...............................................     252      9,221
    MutualFirst Financial, Inc..............................   5,151     52,077
   *NASDAQ OMX Group, Inc. (The)............................  91,090  2,238,081
   *National Financial Partners Corp........................  42,075    620,606
    National Interstate Corp................................  18,783    450,792
    National Penn Bancshares, Inc........................... 167,785  1,546,978
    National Security Group, Inc............................     419      3,729
    National Western Life Insurance Co. Class A.............   2,337    317,972
    Naugatuck Valley Financial Corp.........................     989      7,388
   *Navigators Group, Inc. (The)............................  17,111    812,772
    NBT Bancorp, Inc........................................  30,887    634,728
    Nelnet, Inc. Class A....................................  36,755    949,014
   *New Century Bancorp, Inc................................   2,187      9,448
    New England Bancshares, Inc.............................   4,895     52,670
    New Hampshire Thrift Bancshares, Inc....................   4,833     62,587
   #New York Community Bancorp, Inc......................... 217,731  2,937,191
   *NewBridge Bancorp.......................................  12,686     55,311
   *Newport Bancorp, Inc....................................     641      8,814
   *NewStar Financial, Inc..................................  51,371    609,774
   #Nicholas Financial, Inc.................................   3,515     46,503
   *North Valley Bancorp....................................     460      5,787
    Northeast Bancorp.......................................     118      1,230
    Northeast Community Bancorp, Inc........................   9,104     53,076
   #Northern Trust Corp.....................................  14,311    681,060

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   #Northfield Bancorp, Inc.................................  41,001 $  572,374
    Northrim Bancorp, Inc...................................   5,792    127,076
    Northwest Bancshares, Inc............................... 111,507  1,373,766
    Norwood Financial Corp..................................   1,492     40,284
    NYSE Euronext........................................... 132,257  3,405,618
    Ocean Shore Holding Co..................................   6,104     69,891
    OceanFirst Financial Corp...............................  19,071    277,864
   *Ocwen Financial Corp....................................  78,426  1,169,332
    Ohio Valley Banc Corp...................................   2,002     38,038
    Old National Bancorp.................................... 105,855  1,357,061
    Old Republic International Corp......................... 242,918  2,417,034
  #*Old Second Bancorp, Inc.................................  11,059     18,026
   *OmniAmerican Bancorp, Inc...............................   9,672    193,924
    OneBeacon Insurance Group, Ltd. Class A.................  25,045    356,390
    Oppenheimer Holdings, Inc. Class A......................   7,365    125,647
    Oriental Financial Group, Inc...........................  37,068    438,144
    Oritani Financial Corp..................................  55,847    827,653
    Osage Bancshares, Inc...................................   1,700     12,792
  #*Pacific Capital Bancorp.................................  10,120    460,966
    Pacific Continental Corp................................  17,305    153,841
   *Pacific Mercantile Bancorp..............................   9,408     56,166
   *Pacific Premier Bancorp, Inc............................   4,508     35,072
    PacWest Bancorp.........................................  33,167    790,038
   #Park National Corp......................................  14,100    948,225
   *Park Sterling Corp......................................   2,485     11,704
    PartnerRe, Ltd..........................................  37,397  2,603,579
   *Patriot National Bancorp................................   1,500      2,640
    Peapack-Gladstone Financial Corp........................   8,268    125,922
    Penns Woods Bancorp, Inc................................   4,055    159,929
  #*Penson Worldwide, Inc...................................  24,977     12,164
    Peoples Bancorp of North Carolina.......................   3,297     27,052
    Peoples Bancorp, Inc. (709788202).......................   1,500     27,000
    Peoples Bancorp, Inc. (709789101).......................  10,026    184,378
    People's United Financial, Inc.......................... 187,704  2,316,267
   *PHH Corp................................................  57,072    884,616
   *Phoenix Cos., Inc. (The)................................ 133,678    280,724
   *PICO Holdings, Inc......................................  24,460    587,285
    Pinnacle Bancshares, Inc................................     200      2,055
   *Pinnacle Financial Partners, Inc........................  34,060    623,298
   *Piper Jaffray Cos., Inc.................................  20,441    495,694
    Platinum Underwriters Holdings, Ltd.....................  39,027  1,429,169
   #PNC Financial Services Group, Inc.......................  69,935  4,638,089
   *Popular, Inc............................................ 573,111  1,020,138
    Porter Bancorp, Inc.....................................   6,860     13,720
   *Preferred Bank..........................................   1,920     23,846
   *Premier Financial Bancorp, Inc..........................   3,385     26,335
    Presidential Life Corp..................................  22,138    256,358
    Primerica, Inc..........................................  41,980  1,101,135
  #*Primus Guaranty, Ltd....................................  15,070    100,969
   *Princeton National Bancorp, Inc.........................   2,474      3,884
    Principal Financial Group, Inc.......................... 157,281  4,351,965
    PrivateBancorp, Inc.....................................  78,573  1,235,953
    ProAssurance Corp.......................................  26,388  2,324,519
   #Progressive Corp........................................  18,576    395,669
   #Prosperity Bancshares, Inc..............................  39,994  1,865,720
   #Protective Life Corp....................................  77,513  2,268,030
    Provident Financial Holdings, Inc.......................   9,638    103,994
    Provident Financial Services, Inc.......................  64,885    953,810
    Provident New York Bancorp..............................  43,826    369,891
    Prudential Bancorp, Inc. of Pennsylvania................   5,398     29,743
    Prudential Financial, Inc...............................  63,498  3,844,169

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *PSB Holdings, Inc.......................................   3,252 $   14,959
   #Pulaski Financial Corp..................................  10,937     82,028
    Pzena Investment Management, Inc. Class A...............   2,844     16,751
    QC Holdings, Inc........................................  12,392     50,807
    QCR Holdings, Inc.......................................     309      3,680
   #Radian Group, Inc....................................... 128,091    399,644
    Raymond James Financial, Inc............................  19,745    723,062
    Regions Financial Corp.................................. 595,355  4,012,693
    Reinsurance Group of America, Inc.......................  53,196  3,092,815
    RenaissanceRe Holdings, Ltd.............................  45,780  3,573,587
    Renasant Corp...........................................  26,217    419,472
    Republic Bancorp, Inc. Class A..........................  20,236    476,153
   *Republic First Bancorp, Inc.............................  20,713     44,740
    Resource America, Inc. Class A..........................  18,325    128,092
   *Riverview Bancorp, Inc..................................  13,240     23,170
   #RLI Corp................................................  20,135  1,386,899
    Rockville Financial, Inc................................  28,505    333,794
   *Rodman & Renshaw Capital Group, Inc.....................  13,700     10,001
    Roma Financial Corp.....................................  25,930    244,779
  #*Royal Bancshares of Pennsylvania, Inc. Class A..........   6,447      9,670
   *Rurban Financial Corp...................................   3,194     15,331
   #S&T Bancorp, Inc........................................  27,583    516,354
    S.Y. Bancorp, Inc.......................................  15,245    353,684
   *Safeguard Scientifics, Inc..............................  23,253    380,419
    Safety Insurance Group, Inc.............................  16,305    649,754
    Salisbury Bancorp, Inc..................................     856     21,396
    Sandy Spring Bancorp, Inc...............................  26,668    480,291
   *Savannah Bancorp, Inc. (The)............................   3,485     17,774
    SCBT Financial Corp.....................................  12,899    443,597
    SeaBright Holdings, Inc.................................  20,549    184,736
   *Seacoast Banking Corp. of Florida.......................  24,205     39,212
   *Security National Financial Corp. Class A...............   2,038      3,373
    SEI Investments Co......................................  12,664    255,686
    Selective Insurance Group, Inc..........................  58,696  1,026,593
    Shore Bancshares, Inc...................................   4,929     31,546
    SI Financial Group, Inc.................................   6,511     74,876
   *Siebert Financial Corp..................................   9,393     16,813
    Sierra Bancorp..........................................  11,952    109,480
  #*Signature Bank..........................................  12,100    794,849
    Simmons First National Corp. Class A....................  18,379    447,345
    SLM Corp................................................  30,766    456,260
    Somerset Hills Bancorp..................................   1,743     15,190
    South Street Financial Corp.............................     400      2,310
   *Southcoast Financial Corp...............................   4,336     10,363
   *Southern Community Financial Corp.......................   7,908     22,142
   *Southern Connecticut Bancorp, Inc.......................     700      1,288
   *Southern First Bancshares, Inc..........................   2,569     22,093
    Southern Missouri Bancorp, Inc..........................   1,465     36,068
    Southern National Bancorp of Virginia, Inc..............     712      4,913
    Southside Bancshares, Inc...............................  19,044    388,495
   *Southwest Bancorp, Inc..................................  17,697    160,866
    Southwest Georgia Financial Corp........................   1,854     15,416
  #*St. Joe Co. (The).......................................  42,478    757,383
    StanCorp Financial Group, Inc...........................  42,203  1,619,751
   #State Auto Financial Corp...............................  38,717    554,815
    State Street Corp.......................................  72,374  3,345,126
    StellarOne Corp.........................................  21,918    274,194
    Sterling Bancorp........................................  31,081    295,580
  #*Sterling Financial Corp.................................     211      4,098
   #Stewart Information Services Corp.......................  19,146    281,829
  #*Stifel Financial Corp...................................  26,594    968,553

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Stratus Properties, Inc.................................   6,580 $   59,779
  #*Suffolk Bancorp.........................................   7,941     94,339
    Summit State Bank.......................................   1,156      7,213
   *Sun Bancorp, Inc........................................  32,827     94,870
    SunTrust Banks, Inc.....................................  70,003  1,699,673
   *Superior Bancorp........................................   4,784         10
    Susquehanna Bancshares, Inc............................. 195,900  2,031,481
   *Sussex Bancorp..........................................   1,590      8,006
   *SVB Financial Group.....................................  21,341  1,367,745
    SWS Group, Inc..........................................  23,777    134,102
    Symetra Financial Corp..................................  28,431    345,721
   #Synovus Financial Corp.................................. 622,438  1,307,120
    T. Rowe Price Group, Inc................................   3,600    227,214
  #*Taylor Capital Group, Inc...............................  20,690    288,005
   #TCF Financial Corp......................................  81,340    932,970
   #TD Ameritrade Holding Corp..............................  12,649    237,675
    Teche Holding Co........................................   1,486     55,472
   *Tejon Ranch Co..........................................  14,202    424,072
    Territorial Bancorp, Inc................................  12,058    261,900
    Teton Advisors, Inc.....................................      39        675
  #*Texas Capital Bancshares, Inc...........................  31,625  1,192,579
    TF Financial Corp.......................................   2,289     57,225
  #*TFS Financial Corp......................................  33,810    332,352
    Thomas Properties Group, Inc............................  53,749    262,295
   *TIB Financial Corp......................................     212      2,951
   *TierOne Corp............................................   4,800          7
   *Timberland Bancorp, Inc.................................   3,941     20,060
   #Tompkins Financial Corp.................................  12,489    472,709
    Torchmark Corp..........................................  49,305  2,401,647
   *Tower Financial Corp....................................   1,403     14,788
    Tower Group, Inc........................................  44,500    960,310
   #TowneBank...............................................  24,530    319,381
    Travelers Cos., Inc. (The)..............................  53,226  3,423,496
   *Tree.com, Inc...........................................  10,503     84,024
    TriCo Bancshares........................................  15,107    248,359
    TrustCo Bank Corp.......................................  96,745    529,195
   #Trustmark Corp..........................................  63,356  1,612,410
    U.S. Bancorp............................................ 130,334  4,192,845
    UMB Financial Corp......................................  37,793  1,815,954
    Umpqua Holdings Corp.................................... 128,692  1,703,882
    Union Bankshares, Inc...................................   2,000     37,960
    Union First Market Bankshares Corp......................  22,511    314,254
   *United Bancshares, Inc. (909458101).....................   2,040     16,524
   #United Bancshares, Inc. (909907107).....................  47,011  1,242,501
    United Community Bancorp................................   1,512      8,316
   *United Community Banks, Inc.............................  14,498    136,426
   *United Community Financial Corp.........................   7,148     11,508
    United Financial Bancorp, Inc...........................  17,480    280,379
    United Fire Group, Inc..................................  30,811    530,565
   *United Security Bancshares, Inc. (911459105)............     600      3,432
   *United Security Bancshares, Inc. (911460103)............   9,958     24,794
   *Unity Bancorp, Inc......................................   5,781     35,669
    Universal Insurance Holdings, Inc.......................  43,221    178,935
    Univest Corp. of Pennsylvania...........................  17,118    275,600
    Unum Group.............................................. 152,511  3,620,611
    Validus Holdings, Ltd...................................  92,715  3,013,237
   #Valley National Bancorp.................................  62,211    783,859
    ViewPoint Financial Group, Inc..........................  40,834    649,669
   *Virginia Commerce Bancorp, Inc..........................  29,169    228,393
   *Virtus Investment Partners, Inc.........................     595     50,218
    VIST Financial Corp.....................................   4,524     52,931

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    VSB Bancorp, Inc......................................     170 $      1,826
    Waddell & Reed Financial, Inc.........................   5,916      189,194
    Washington Banking Co.................................  16,508      230,122
    Washington Federal, Inc............................... 107,667    1,888,479
    Washington Trust Bancorp, Inc.........................  16,583      392,520
   *Waterstone Financial, Inc.............................  24,001       75,603
    Wayne Savings Bancshares, Inc.........................   1,684       14,718
    Webster Financial Corp................................  84,048    1,910,411
    Wells Fargo & Co...................................... 351,390   11,746,968
    WesBanco, Inc.........................................  29,194      597,893
    West Bancorporation, Inc..............................  17,389      166,934
   *West Coast Bancorp....................................  16,237      317,271
   #Westamerica Bancorporation............................   7,886      361,731
   *Western Alliance Bancorp..............................  72,613      637,542
    Westfield Financial, Inc..............................  30,443      227,409
    Westwood Holdings Group, Inc..........................   2,463       90,589
    White River Capital, Inc..............................   2,804       63,370
    Willis Group Holdings P.L.C...........................      30        1,094
   *Wilshire Bancorp, Inc.................................  28,648      153,553
   #Wintrust Financial Corp...............................  36,635    1,323,623
  #*World Acceptance Corp.................................  13,047      867,756
   #WR Berkley Corp.......................................  71,500    2,692,690
   *WSB Holdings, Inc.....................................   4,002       13,707
    WSFS Financial Corp...................................   2,696      107,597
    WVS Financial Corp....................................   1,627       12,577
    XL Group P.L.C........................................ 162,997    3,506,065
   *Yadkin Valley Financial Corp..........................  11,030       35,958
    Zions Bancorporation.................................. 166,601    3,396,994
   *ZipRealty, Inc........................................  19,364       26,335
                                                                   ------------
Total Financials..........................................          468,663,447
                                                                   ------------
Health Care -- (7.3%)
   *Abaxis, Inc...........................................   4,015      143,014
  #*ABIOMED, Inc..........................................  29,363      714,402
   *Acadia Healthcare Co., Inc............................   3,172       50,625
   *Acadia Pharmaceuticals, Inc...........................   5,108        7,662
  #*Accelr8 Technology Corp...............................   2,200        6,072
   *Accuray, Inc..........................................  67,370      518,749
  #*Achillion Pharmaceuticals, Inc........................   4,602       30,603
   *Acorda Therapeutics, Inc..............................   5,400      136,296
   *Adcare Health Systems, Inc............................   5,417       19,555
   *Addus HomeCare Corp...................................   8,843       40,855
   *ADVENTRX Pharmaceuticals, Inc.........................  22,471       13,213
    Aetna, Inc............................................  43,015    1,894,381
  #*Affymax, Inc..........................................  36,132      473,691
   *Affymetrix, Inc.......................................  79,227      350,183
    Agilent Technologies, Inc.............................  15,200      641,136
   *Air Methods Corp......................................  11,532      969,957
  #*Akorn, Inc............................................  21,211      257,289
   *Albany Molecular Research, Inc........................  35,314      112,652
   *Alere, Inc............................................  82,627    1,973,959
   *Alexion Pharmaceuticals, Inc..........................  10,000      903,200
   *Alexza Pharmaceuticals, Inc...........................  17,836       11,058
   *Align Technology, Inc.................................  17,155      543,985
   *Alkermes P.L.C........................................  41,898      724,835
   *Alliance HealthCare Services, Inc.....................  27,009       37,002
   *Allied Healthcare Products, Inc.......................   4,920       16,113
   *Allos Therapeutics, Inc...............................  21,200       38,584
   *Allscripts Healthcare Solutions, Inc..................  24,959      276,546
   *Almost Family, Inc....................................   9,072      221,175
   *Alnylam Pharmaceuticals, Inc..........................  24,200      275,638

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Alphatec Holdings, Inc..................................  91,949 $  200,449
   *AMAG Pharmaceuticals, Inc...............................  13,908    217,799
   *Amedisys, Inc...........................................  27,598    406,519
   *American Shared Hospital Services.......................     900      2,965
  #*AMERIGROUP Corp.........................................  14,200    876,992
    AmerisourceBergen Corp..................................  16,800    625,128
   #Amgen, Inc..............................................  26,155  1,859,882
  #*Amicus Therapeutics, Inc................................   4,203     20,511
   *AMN Healthcare Services, Inc............................  42,340    284,101
   *Amsurg Corp.............................................  34,540    993,370
    Analogic Corp...........................................  11,775    803,173
   *AngioDynamics, Inc......................................  28,106    347,952
   *Anika Therapeutics, Inc.................................  15,395    262,639
   *ARCA Biopharma, Inc.....................................   4,610      3,227
  #*Arena Pharmaceuticals, Inc..............................  52,600    128,344
   *Ariad Pharmaceuticals, Inc.............................. 111,200  1,812,560
   *Arqule, Inc.............................................  22,984    162,037
   *Array BioPharma, Inc....................................  13,395     46,749
    Arrhythmia Research Technology, Inc.....................   1,153      3,517
   *ArthroCare Corp.........................................   9,061    226,163
    Assisted Living Concepts, Inc...........................  22,420    401,542
   *Astex Pharmaceuticals, Inc..............................  61,679    108,555
   *AtriCure, Inc...........................................   5,302     43,476
    Atrion Corp.............................................   1,710    394,394
   *Authentidate Holding Corp...............................   4,472      3,399
  #*AVANIR Pharmaceuticals, Inc. Class A....................   6,912     21,082
   *AVEO Pharmaceuticals, Inc...............................   2,542     29,233
    Bard (C.R.), Inc........................................   4,262    421,768
   *Bioanalytical Systems, Inc..............................   1,915      2,528
   *BioClinica, Inc.........................................  14,837     86,203
   *BioCryst Pharmaceuticals, Inc...........................  22,476     81,363
   *Biodel, Inc.............................................  17,233     12,408
   *Biogen Idec, Inc........................................   6,870    920,649
  #*BioMarin Pharmaceutical, Inc............................   7,300    253,310
   *BioMimetic Therapeutics, Inc............................   6,821     18,212
   *Bio-Rad Laboratories, Inc. Class A......................  10,635  1,148,474
   *Bio-Rad Laboratories, Inc. Class B......................   1,277    138,159
  #*Bio-Reference Labs, Inc.................................  10,468    223,178
   *BioScrip, Inc...........................................  59,276    439,235
  #*BioSpecifics Technologies Corp..........................   1,342     19,794
   *Boston Scientific Corp.................................. 767,057  4,801,777
  #*Bovie Medical Corp......................................  13,510     37,288
    Bristol-Myers Squibb Co.................................  49,289  1,644,774
   *Brookdale Senior Living, Inc............................  45,523    865,392
   *Bruker Corp.............................................  13,400    201,402
  #*BSD Medical Corp........................................   4,900      9,653
   *Cambrex Corp............................................  32,247    208,961
    Cantel Medical Corp.....................................  25,807    605,948
   *Capital Senior Living Corp..............................  30,675    297,241
   *Capstone Therapeutics Corp..............................   2,900        551
    Cardinal Health, Inc....................................  11,763    497,222
   *CardioNet, Inc..........................................  21,355     60,221
   *CareFusion Corp......................................... 116,418  3,016,390
   *CAS Medical Systems, Inc................................     415        971
   *Catalyst Health Solutions, Inc..........................   6,250    539,812
   *Celldex Therapeutics, Inc...............................  41,862    190,891
  #*Celsion Corp............................................   1,900      3,800
  #*Centene Corp............................................  38,472  1,523,106
  #*Cepheid, Inc............................................   4,496    172,691
  #*Cerner Corp.............................................   4,000    324,360
   *Charles River Laboratories International, Inc...........  15,198    539,985

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CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Health Care -- (Continued)
   #Chemed Corp............................................. 12,392 $  747,733
   *Chindex International, Inc..............................  5,387     52,631
    Cigna Corp.............................................. 17,253    797,606
   *Codexis, Inc............................................ 11,100     40,182
   *CombiMatrix Corp........................................  5,505      5,725
   *Community Health Systems, Inc........................... 65,886  1,603,665
    Computer Programs & Systems, Inc........................  2,708    161,370
   *Conceptus, Inc.......................................... 30,237    567,548
    CONMED Corp............................................. 29,451    842,004
   *Conmed Healthcare Management, Inc.......................  3,548     12,205
    Cooper Cos., Inc. (The)................................. 34,627  3,053,063
   *Cornerstone Therapeutics, Inc...........................  1,700     10,030
   *Corvel Corp.............................................  5,484    238,499
  #*Covance, Inc............................................  7,051    329,705
    Coventry Health Care, Inc............................... 76,051  2,280,769
    Covidien P.L.C.......................................... 15,563    859,544
   *Cross Country Healthcare, Inc........................... 30,479    140,508
   *CryoLife, Inc........................................... 29,023    153,532
  #*Cubist Pharmaceuticals, Inc............................. 27,133  1,147,183
   *Cumberland Pharmaceuticals, Inc......................... 22,164    162,240
   *Cutera, Inc............................................. 15,217    133,910
   *Cyberonics, Inc.........................................  6,029    230,911
   *Cynosure, Inc. Class A.................................. 10,276    212,405
   *Cytokinetics, Inc....................................... 54,657     55,204
  #*Cytori Therapeutics, Inc................................  5,261     12,469
   *DaVita, Inc.............................................  7,338    650,000
    Daxor Corp..............................................  4,092     37,442
   #DENTSPLY International, Inc............................. 10,234    420,208
   *Depomed, Inc............................................ 29,036    176,829
   *Digirad Corp............................................ 16,700     36,573
   *Durect Corp............................................. 23,066     16,146
   *DUSA Pharmaceuticals, Inc...............................  6,262     36,695
   *Dyax Corp............................................... 30,347     49,466
   *Dynacq Healthcare, Inc..................................  2,433      2,141
   *DynaVox, Inc. Class A...................................    200        492
  #*Edwards Lifesciences Corp...............................  7,400    613,978
   *Emergent Biosolutions, Inc.............................. 31,442    442,075
   *Emeritus Corp........................................... 23,952    411,974
   *Encision, Inc...........................................    800        964
  #*Endo Pharmaceuticals Holdings, Inc...................... 24,327    854,851
   *Endologix, Inc.......................................... 16,579    248,353
    Ensign Group, Inc. (The)................................ 20,732    553,752
   *Entremed, Inc...........................................     63        123
   *Enzo Biochem, Inc....................................... 39,085    107,093
  #*Enzon Pharmaceuticals, Inc.............................. 52,724    328,471
   *eResearch Technology, Inc............................... 52,746    416,693
   *Exact Sciences Corp.....................................  3,900     42,003
   *Exactech, Inc........................................... 13,382    207,421
   *Express Scripts Holding Co..............................  9,720    542,279
   *Five Star Quality Care, Inc............................. 43,147    147,994
  #*Forest Laboratories, Inc................................  9,100    316,953
   *Furiex Pharmaceuticals, Inc.............................  9,611    138,110
   *GenMark Diagnostics, Inc................................    170        779
   *Genomic Health, Inc.....................................  5,751    164,824
   *Gen-Probe, Inc..........................................  4,037    329,217
   *Gentiva Health Services, Inc............................ 34,875    288,765
  #*Geron Corp.............................................. 29,750     49,980
   *Greatbatch, Inc......................................... 25,442    592,544
   *GTx, Inc................................................ 14,515     45,432
   *Haemonetics Corp........................................ 14,694  1,051,650
  #*Halozyme Therapeutics, Inc..............................  4,516     36,534

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CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Health Care -- (Continued)
   *Hanger Orthopedic Group, Inc............................ 31,646 $  745,263
   *Harvard Bioscience, Inc................................. 35,325    140,947
   *Health Management Associates, Inc.......................  1,620     11,664
   *Health Net, Inc......................................... 53,129  1,891,924
   *HealthSouth Corp........................................ 17,216    385,466
   *HealthStream, Inc....................................... 17,632    404,125
   *Healthways, Inc......................................... 36,848    245,776
   *Helicos BioSciences Corp................................  3,818        229
   *Hemispherx Biopharma, Inc...............................  3,300      1,023
  #*Henry Schein, Inc.......................................  8,644    663,341
    Hill-Rom Holdings, Inc.................................. 15,830    513,683
   *Hi-Tech Pharmacal Co., Inc.............................. 11,471    373,840
   *HMS Holdings Corp....................................... 15,600    375,336
   *Hologic, Inc............................................ 92,074  1,760,455
   *Hooper Holmes, Inc......................................  6,931      4,401
  #*Hospira, Inc............................................ 11,784    413,854
    Humana, Inc............................................. 11,673    941,778
   *ICU Medical, Inc........................................ 13,600    713,864
  #*Idenix Pharmaceuticals, Inc............................. 15,766    138,268
   *Idera Pharmaceuticals, Inc.............................. 20,811     28,303
  #*IDEXX Laboratories, Inc.................................    400     35,172
  #*Illumina, Inc...........................................  9,020    401,661
  #*Immunomedics, Inc....................................... 19,800     71,082
   *Impax Laboratories, Inc................................. 37,390    920,916
  #*Incyte Corp.............................................  8,386    190,194
  #*Infinity Pharmaceuticals, Inc........................... 22,704    306,504
   *Integra LifeSciences Holdings Corp...................... 16,244    604,764
   *IntegraMed America, Inc................................. 10,157    125,845
   *Interleukin Genetics, Inc...............................  2,100        500
   *Intuitive Surgical, Inc.................................  1,500    867,300
    Invacare Corp........................................... 31,552    500,099
   *IPC The Hospitalist Co..................................  5,478    210,410
   *Iridex Corp.............................................  2,905     12,172
   *IRIS International, Inc................................. 17,774    232,484
   *IsoRay, Inc.............................................  7,600      3,952
   *ISTA Pharmaceuticals, Inc............................... 10,589     95,830
   *Jazz Pharmaceuticals P.L.C..............................  4,993    254,793
    Johnson & Johnson....................................... 26,109  1,699,435
    Kensey Nash Corp........................................  9,087    258,343
   *Keryx Biopharmaceuticals, Inc...........................  7,718     12,194
    Kewaunee Scientific Corp................................  2,037     16,999
   *Kindred Healthcare, Inc................................. 51,176    493,337
  #*K-V Pharmaceutical Co. Class A.......................... 31,749     36,511
   *K-V Pharmaceutical Co. Class B..........................  3,668      5,282
  #*Laboratory Corp. of America Holdings....................  3,947    346,902
    Landauer, Inc...........................................  2,506    132,116
   *Lannet Co., Inc......................................... 29,173    114,942
   *LCA-Vision, Inc......................................... 14,533    107,544
    LeMaitre Vascular, Inc.................................. 15,418     83,257
  #*Lexicon Pharmaceuticals, Inc............................ 99,460    161,125
   *LHC Group, Inc.......................................... 17,674    313,007
   *Life Technologies Corp.................................. 24,989  1,158,490
   *LifePoint Hospitals, Inc................................ 53,281  2,079,025
   *Ligand Pharmaceuticals, Inc. Class B....................    915     12,362
   #Lincare Holdings, Inc................................... 24,550    599,020
   *Luminex Corp............................................  8,014    200,671
   *Magellan Health Services, Inc........................... 27,238  1,206,099
   *Maxygen, Inc............................................ 41,232    232,961
   #McKesson Corp...........................................  8,300    758,703
   *MedAssets, Inc.......................................... 50,572    637,713
   *MedCath Corp............................................ 19,024    150,099

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Medical Action Industries, Inc.........................  17,432 $    96,225
   *Medicines Co. (The)....................................  39,914     881,700
   *MediciNova, Inc........................................   3,758      11,274
    Medicis Pharmaceutical Corp. Class A...................  21,301     819,449
   *Medidata Solutions, Inc................................   5,030     130,327
  #*Medivation, Inc........................................     303      24,507
  #*Mednax, Inc............................................   9,473     665,384
   *Medtox Scientific, Inc.................................   8,396     185,552
    Medtronic, Inc.........................................  34,975   1,336,045
    Merck & Co., Inc....................................... 149,737   5,875,680
  #*Merge Healthcare, Inc..................................  12,925      55,578
    Meridian Bioscience, Inc...............................   3,147      64,671
   *Merit Medical Systems, Inc.............................  39,212     518,383
   *Metropolitan Health Networks, Inc......................  39,383     294,585
   *Misonix, Inc...........................................   2,130       4,154
   *MModal, Inc............................................  27,252     347,736
   *Molina Healthcare, Inc.................................  45,700   1,172,205
  #*Momenta Pharmaceuticals, Inc...........................   3,800      60,344
   *MWI Veterinary Supply, Inc.............................   4,880     460,672
   *Mylan, Inc.............................................  11,240     244,020
   *Myrexis, Inc...........................................  23,508      70,994
   *Myriad Genetics, Inc...................................  11,511     299,401
   *Nabi Biopharmaceuticals................................  40,608      67,815
   *Nanosphere, Inc........................................  19,664      34,805
    National Healthcare Corp...............................  14,015     639,084
    National Research Corp.................................   4,858     234,836
   *Natus Medical, Inc.....................................  32,869     402,317
   *Neogen Corp............................................   8,239     321,239
   *Neurocrine Biosciences, Inc............................  12,583      93,492
   *NeurogesX, Inc.........................................   3,642       1,566
  #*Novavax, Inc...........................................  26,589      36,161
  #*NuPathe, Inc...........................................   1,129       4,087
   *NuVasive, Inc..........................................  33,532     555,625
   *Obagi Medical Products, Inc............................  12,043     158,004
    Omnicare, Inc.......................................... 109,511   3,815,363
   *Omnicell, Inc..........................................  36,339     518,558
  #*OncoGenex Pharmaceutical, Inc..........................     350       4,550
  #*Onyx Pharmaceuticals, Inc..............................   6,700     304,917
   *OraSure Technologies, Inc..............................  51,704     593,045
   *Orexigen Therapeutics, Inc.............................  11,205      39,218
   *Orthofix International N.V.............................  11,546     475,926
  #*Osiris Therapeutics, Inc...............................   4,893      25,982
   #Owens & Minor, Inc.....................................  17,126     500,764
   *OXiGENE, Inc...........................................     260         294
   *Pain Therapeutics, Inc.................................  34,082     138,032
   *Palomar Medical Technologies, Inc......................  19,926     173,356
   *Par Pharmaceutical Cos., Inc...........................  35,904   1,520,175
  #*PAREXEL International Corp.............................  33,021     889,586
   #Patterson Cos., Inc....................................  10,176     346,900
   *PDI, Inc...............................................  16,959     137,537
    PDL BioPharma, Inc.....................................  37,663     236,900
    PerkinElmer, Inc.......................................  80,822   2,230,687
   *Pernix Therapeutics Holdings, Inc......................   3,213      27,632
    Perrigo Co.............................................   5,287     554,606
    Pfizer, Inc............................................ 529,241  12,135,496
  #*PharmAthene, Inc.......................................   1,665       2,697
   *PharMerica Corp........................................  27,535     326,840
  #*PhotoMedex, Inc........................................   1,034      15,913
  #*Pozen, Inc.............................................  17,200     114,552
   *Progenics Pharmaceuticals, Inc.........................  26,897     295,598
   *ProPhase Labs, Inc.....................................   6,052       6,113

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Providence Service Corp. (The)..........................  14,336 $  201,564
   *pSivida Corp............................................  13,195     30,348
  #*PSS World Medical, Inc..................................  19,037    455,555
    Psychemedics Corp.......................................     580      5,713
   #Quality Systems, Inc....................................   4,390    164,186
    Quest Diagnostics, Inc..................................  11,000    634,590
  #*Questcor Pharmaceuticals, Inc...........................   7,700    345,730
  #*Quidel Corp.............................................  28,253    466,740
   *RadNet, Inc.............................................   9,355     28,907
   *Regeneron Pharmaceuticals, Inc..........................   6,200    838,612
   *Repligen Corp...........................................  30,484    134,434
  #*Repros Therapeutics, Inc................................     186        785
  #*ResMed, Inc.............................................   9,600    326,496
   *Rigel Pharmaceuticals, Inc..............................  45,233    349,651
   *Rochester Medical Corp..................................  12,087    121,595
  #*Rockwell Medical Technologies, Inc......................   4,791     44,317
   *RTI Biologics, Inc......................................  59,864    209,524
  #*Salix Pharmaceuticals, Ltd..............................   3,676    181,594
  #*Sangamo Biosciences, Inc................................  10,900     50,685
   *Santarus, Inc...........................................  24,354    155,135
   *SciClone Pharmaceuticals, Inc...........................  60,600    362,994
  #*Seattle Genetics, Inc...................................   7,900    156,183
  #*Select Medical Holdings Corp............................ 122,988  1,054,007
    Simulations Plus, Inc...................................   1,800      8,136
   *Sirona Dental Systems, Inc..............................  15,186    767,045
   *Skilled Healthcare Group, Inc. Class A..................  19,937    152,917
   *Solta Medical, Inc......................................  61,883    201,120
    Span-American Medical System, Inc.......................   3,229     53,117
   *Spectranetics Corp......................................  25,926    271,964
  #*Spectrum Pharmaceuticals, Inc...........................  26,500    281,695
   *SRI/Surgical Express, Inc...............................   3,197     12,053
   #St. Jude Medical, Inc...................................  13,900    538,208
   *Staar Surgical Co.......................................  12,085    132,572
   *StemCells, Inc..........................................   1,150      1,076
   *Stereotaxis, Inc........................................  13,378      5,474
    STERIS Corp.............................................  18,727    588,215
   *Strategic Diagnostics, Inc..............................  12,404     22,079
   #Stryker Corp............................................   8,562    467,228
   *Sucampo Pharmaceuticals, Inc. Class A...................  13,917    115,789
   *Sun Healthcare Group, Inc...............................  18,985    137,262
   *SunLink Health Systems, Inc.............................   1,702      2,093
  #*Sunrise Senior Living, Inc..............................  34,907    219,216
   *SurModics, Inc..........................................  18,631    275,552
   *Symmetry Medical, Inc...................................  36,469    259,295
  #*Synageva BioPharma Corp.................................   3,718    141,210
   *Synta Pharmaceuticals Corp..............................   5,731     24,930
   *Targacept, Inc..........................................   1,995      9,476
   *Team Health Holdings, Inc...............................  13,423    289,131
   #Techne Corp.............................................   3,336    223,312
    Teleflex, Inc...........................................  37,788  2,368,174
   *Tenet Healthcare Corp................................... 101,805    528,368
   *Theragenics Corp........................................  14,207     24,436
  #*Theravance, Inc.........................................   1,374     29,733
    Thermo Fisher Scientific, Inc...........................  56,727  3,156,858
   *Thoratec Corp...........................................  14,300    497,783
   *TranS1, Inc.............................................  19,129     67,908
  #*Transcept Pharmaceuticals, Inc..........................  12,506    112,429
   *Triple-S Management Corp. Class B.......................  20,828    438,638
    U.S. Physical Therapy, Inc..............................  10,908    265,937
  #*United Therapeutics Corp................................   5,700    249,375
    UnitedHealth Group, Inc.................................  42,737  2,399,683

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Universal American Corp...............................  86,595 $    794,942
   *Universal Health Services, Inc........................  12,318      526,102
  #*Urologix, Inc.........................................   3,584        3,871
    Utah Medical Products, Inc............................   3,525      111,637
   *Vascular Solutions, Inc...............................  15,185      172,350
  #*VCA Antech, Inc.......................................  72,704    1,720,177
  #*Vical, Inc............................................  25,668       80,084
   *ViroPharma, Inc.......................................  71,930    1,564,478
   *Watson Pharmaceuticals, Inc...........................  11,200      844,032
   *WellCare Health Plans, Inc............................  35,383    2,164,732
    WellPoint, Inc........................................  45,600    3,092,592
   #West Pharmaceutical Services, Inc.....................  22,333    1,002,752
   *Wright Medical Group, Inc.............................  38,001      707,959
   *XenoPort, Inc.........................................  28,231      129,016
    Young Innovations, Inc................................   8,251      280,534
  #*Zalicus, Inc..........................................  12,688       13,322
    Zimmer Holdings, Inc..................................  12,895      811,482
                                                                   ------------
Total Health Care.........................................          166,886,753
                                                                   ------------
Industrials -- (12.5%)
    A.O. Smith Corp.......................................  20,294      965,994
   *A.T. Cross Co. Class A................................   8,242       94,618
  #*A123 Systems, Inc.....................................  34,175       34,858
   #AAON, Inc.............................................  15,111      308,264
    AAR Corp..............................................  44,341      685,068
    ABM Industries, Inc...................................  51,661    1,202,668
   *Acacia Research Corp..................................  14,815      607,415
   *ACCO Brands Corp......................................  35,600      373,800
    Aceto Corp............................................  29,376      264,384
    Acorn Energy, Inc.....................................  16,783      209,620
   *Active Power, Inc.....................................   4,800        4,248
    Actuant Corp. Class A.................................  63,614    1,734,754
   #Acuity Brands, Inc....................................   8,629      479,514
   *Adept Technology, Inc.................................  10,771       62,687
  #*Advisory Board Co. (The)..............................   6,098      555,894
   *AECOM Technology Corp................................. 110,026    2,428,274
   *Aegion Corp...........................................  35,244      643,203
   *AeroCentury Corp......................................   1,149       12,478
   *Aerosonic Corp........................................     970        3,337
   *Aerovironment, Inc....................................  17,356      422,098
   *AGCO Corp.............................................  24,204    1,127,422
   *Air Transport Services Group, Inc.....................  65,328      346,238
    Aircastle, Ltd........................................  69,572      845,300
    Alamo Group, Inc......................................  12,741      429,117
   *Alaska Air Group, Inc.................................  48,307    1,632,777
    Albany International Corp. Class A....................  27,006      650,304
    Alexander & Baldwin, Inc..............................  34,395    1,759,648
  #*Allegiant Travel Co...................................  11,361      667,572
   #Alliant Techsystems, Inc..............................  10,801      575,693
  .*Allied Defense Group, Inc.............................   6,064       32,624
    Allied Motion Technologies, Inc.......................   7,832       63,048
   *Altra Holdings, Inc...................................  25,827      472,118
    Amerco, Inc...........................................  19,915    2,000,263
   *Ameresco, Inc.........................................   8,912      108,637
   *American Railcar Industries, Inc......................  23,316      629,066
   *American Reprographics Co.............................  42,793      233,650
    American Science & Engineering, Inc...................   5,381      351,433
    American Woodmark Corp................................  13,797      247,656
   #AMETEK, Inc...........................................   9,630      484,678
    Ampco-Pittsburgh Corp.................................  10,468      194,495
   *AMREP Corp............................................   5,440       42,269

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Apogee Enterprises, Inc.................................  30,486 $  468,265
    Applied Industrial Technologies, Inc....................  36,674  1,440,921
   #Argan, Inc..............................................  11,149    162,552
    Arkansas Best Corp......................................  27,392    420,193
   #Armstrong World Industries, Inc.........................  29,339  1,292,090
  #*Ascent Solar Technologies, Inc..........................  31,175     20,295
  #*Asset Acceptance Capital Corp...........................  29,746    158,249
    Asta Funding, Inc.......................................  12,881    109,231
   *Astec Industries, Inc...................................  21,879    684,594
   *Astronics Corp..........................................   4,979    158,083
   *Astronics Corp. Class B.................................     834     26,113
   *Atlas Air Worldwide Holdings, Inc.......................  28,280  1,302,294
   *Avalon Holding Corp. Class A............................     700      3,990
    Avery Dennison Corp.....................................  11,345    362,813
  #*Avis Budget Group, Inc.................................. 118,265  1,556,367
    AZZ, Inc................................................  12,585    650,770
   *Babcock & Wilcox Co. (The)..............................   4,536    111,586
    Baltic Trading, Ltd.....................................   3,964     18,433
    Barnes Group, Inc.......................................  52,974  1,398,514
    Barrett Business Services, Inc..........................  10,851    214,850
   *BE Aerospace, Inc.......................................  17,682    831,584
   *Beacon Roofing Supply, Inc..............................  45,369  1,210,899
    Belden, Inc.............................................  21,122    734,623
   *Blount International, Inc...............................  12,397    200,459
   *BlueLinx Holdings, Inc..................................  45,562    125,295
    Brady Corp. Class A.....................................  47,254  1,466,292
   *Breeze-Eastern Corp.....................................   7,923     64,374
   #Briggs & Stratton Corp..................................  54,853    992,839
    Brink's Co. (The).......................................  24,042    610,667
   *Broadwind Energy, Inc...................................     700        238
   *Builders FirstSource, Inc...............................  64,030    267,005
   *CAI International, Inc..................................  21,176    437,496
    Carlisle Cos., Inc......................................  30,362  1,671,732
    Cascade Corp............................................  11,810    555,897
   *Casella Waste Systems, Inc. Class A.....................  27,891    168,183
  #*CBIZ, Inc...............................................  54,187    328,915
    CDI Corp................................................  20,602    365,479
    CECO Environmental Corp.................................  11,549     94,702
    Celadon Group, Inc......................................  25,084    392,063
   *Cenveo, Inc.............................................   8,950     25,597
    Ceradyne, Inc...........................................  26,633    674,348
   *Champion Industries, Inc................................   6,476      5,505
   *Chart Industries, Inc...................................  23,323  1,782,577
    Chicago Rivet & Machine Co..............................     508      9,550
   #Cintas Corp.............................................  14,003    548,498
    CIRCOR International, Inc...............................  18,896    588,044
    CLAROC, Inc.............................................   7,342    352,563
  #*Clean Harbors, Inc......................................   5,654    385,829
  #*CNH Global N.V..........................................   6,030    275,993
   *Coleman Cable, Inc......................................   4,021     34,178
   *Colfax Corp.............................................  16,278    551,661
   *Columbus McKinnon Corp..................................  20,871    309,517
    Comfort Systems USA, Inc................................  40,425    427,696
   *Command Security Corp...................................   5,329      6,608
   *Commercial Vehicle Group, Inc...........................   6,662     70,884
  #*Competitive Technologies, Inc...........................   3,200      2,560
    CompX International, Inc................................   2,522     33,870
   *Consolidated Graphics, Inc..............................  11,700    467,883
    Con-way, Inc............................................  53,807  1,748,727
    Cooper Industries P.L.C.................................   9,933    621,508
   *Copart, Inc.............................................  11,279    297,878

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CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Corporate Executive Board Co.............................  8,386 $  346,929
   *Corrections Corp. of America............................. 34,970  1,010,283
   *CoStar Group, Inc........................................  7,839    571,385
    Courier Corp............................................. 16,697    171,478
    Covanta Holding Corp..................................... 88,517  1,420,698
   *Covenant Transportation Group, Inc. Class A.............. 11,052     36,582
   *CPI Aerostructures, Inc..................................  6,498    105,203
   *CRA International, Inc................................... 11,485    234,868
   #Crane Co................................................. 10,086    445,095
    CSX Corp................................................. 72,240  1,611,674
    Cubic Corp............................................... 17,050    788,221
    Cummins, Inc.............................................  5,600    648,648
    Curtiss-Wright Corp...................................... 43,873  1,548,278
    Danaher Corp............................................. 18,920  1,025,842
   #Deere & Co...............................................  6,000    494,160
   *Delta Air Lines, Inc..................................... 51,800    567,728
    Deluxe Corp.............................................. 16,822    400,532
   *DigitalGlobe, Inc........................................ 17,917    219,842
   *Dolan Co. (The).......................................... 31,785    254,598
   *Dollar Thrifty Automotive Group, Inc..................... 15,975  1,291,738
   #Donaldson Co., Inc.......................................  2,300     79,718
    Douglas Dynamics, Inc.................................... 22,382    316,258
    Dover Corp............................................... 12,846    804,930
   *Ducommun, Inc............................................ 11,679    137,812
    Dun & Bradstreet Corp. (The).............................  4,626    359,810
   *DXP Enterprises, Inc..................................... 12,720    551,666
   *Dycom Industries, Inc.................................... 34,488    806,674
    Dynamic Materials Corp................................... 14,706    268,826
   *Eagle Bulk Shipping, Inc................................. 58,188     95,428
    Eastern Co. (The)........................................  5,585    135,436
   #Eaton Corp............................................... 21,739  1,047,385
    Ecology & Environment, Inc. Class A......................  2,769     41,729
    EMCOR Group, Inc......................................... 64,178  1,881,699
    Empire Resources, Inc....................................  7,000     19,390
   *Encore Capital Group, Inc................................ 23,201    549,864
    Encore Wire Corp......................................... 22,353    569,778
  #*Energy Recovery, Inc..................................... 21,243     44,610
   *EnergySolutions, Inc..................................... 87,164    366,960
  #*EnerNOC, Inc.............................................    174      1,046
   *EnerSys.................................................. 46,160  1,613,292
    Ennis, Inc............................................... 35,570    560,583
   *EnPro Industries, Inc.................................... 21,572    893,297
   *Environmental Tectonics Corp.............................    400        560
    EnviroStar, Inc..........................................  1,100      1,424
   #Equifax, Inc............................................. 11,845    542,738
    ESCO Technologies, Inc................................... 26,275    903,860
    Espey Manufacturing & Electronics Corp...................  3,027     76,099
   *Esterline Technologies Corp.............................. 30,551  2,092,438
  #*Excel Maritime Carriers, Ltd............................. 66,960    125,215
   *Exelis, Inc.............................................. 49,862    574,909
    Expeditors International of Washington, Inc..............  2,000     80,000
   *Exponent, Inc............................................ 10,060    480,868
   *Federal Signal Corp...................................... 60,755    313,496
    FedEx Corp............................................... 20,680  1,824,803
   *Flanders Corp............................................ 26,480    116,512
   *Flow International Corp.................................. 44,547    183,088
    Flowserve Corp...........................................  3,400    390,762
    Fluor Corp...............................................  8,135    469,796
   *Fortune Brands Home & Security, Inc...................... 31,053    706,145
    Forward Air Corp.........................................  7,700    260,106
   *Franklin Covey Co........................................ 20,197    187,630

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Franklin Electric Co., Inc.............................  17,772 $   891,266
    FreightCar America, Inc................................  13,112     283,219
   *Frozen Food Express Industries.........................  13,412      17,570
  #*FTI Consulting, Inc....................................  40,056   1,455,635
   *Fuel Tech, Inc.........................................  26,879     124,450
  #*FuelCell Energy, Inc...................................   7,606       9,431
   *Furmanite Corp.........................................  32,641     204,333
    G & K Services, Inc. Class A...........................  20,819     684,112
   #Gardner Denver Machinery, Inc..........................  12,374     806,042
    GATX Corp..............................................  50,400   2,160,648
  #*Genco Shipping & Trading, Ltd..........................  39,743     212,625
   *Gencor Industries, Inc.................................   4,926      34,728
  #*GenCorp, Inc...........................................  20,666     141,975
   *Generac Holdings, Inc..................................   6,138     147,803
   *General Cable Corp.....................................  54,839   1,614,460
    General Dynamics Corp..................................  21,357   1,441,597
    General Electric Co.................................... 792,866  15,524,316
   *Genesee & Wyoming, Inc.................................  19,426   1,047,256
   *Geo Group, Inc. (The)..................................  70,199   1,453,821
   *GeoEye, Inc............................................  20,235     463,786
   *Gibraltar Industries, Inc..............................  33,327     450,581
   *Global Power Equipment Group, Inc......................  15,083     377,226
    Goodrich Corp..........................................   8,308   1,042,322
    Gorman-Rupp Co. (The)..................................  13,753     396,086
   *GP Strategies Corp.....................................  18,640     312,779
   #Graco, Inc.............................................   4,338     231,259
  #*Graftech International, Ltd............................  27,233     319,715
    Graham Corp............................................   9,534     210,511
    Granite Construction, Inc..............................  38,059   1,059,563
    Great Lakes Dredge & Dock Corp.........................  64,685     479,316
   *Greenbrier Cos., Inc...................................  28,544     492,384
    Griffon Corp...........................................  66,874     662,721
   *H&E Equipment Services, Inc............................  35,699     688,991
    Hardinge, Inc..........................................  12,424     140,143
   *Harsco Corp............................................  52,764   1,176,637
   *Hawaiian Holdings, Inc.................................  57,468     325,269
   #Healthcare Services Group, Inc.........................  10,409     220,879
   #Heartland Express, Inc.................................  21,961     303,721
   #HEICO Corp.............................................   9,422     379,915
   #HEICO Corp. Class A....................................  20,756     668,974
    Heidrick & Struggles International, Inc................  19,217     374,731
   *Heritage-Crystal Clean, Inc............................   3,541      74,892
   #Herman Miller, Inc.....................................  11,372     222,095
   *Hertz Global Holdings, Inc.............................  61,491     947,576
  #*Hexcel Corp............................................  22,061     604,030
   *Hill International, Inc................................  41,096     146,302
   #HNI Corp...............................................  22,562     544,195
   #*Hoku Corp.............................................  41,071      16,018
    Honeywell International, Inc...........................   1,900     115,254
   *Horizon Lines, Inc. Class A............................   1,555       4,136
    Houston Wire & Cable Co................................  17,435     214,276
   *Hub Group, Inc. Class A................................  22,675     793,625
    Hubbell, Inc. Class A..................................   1,952     147,757
    Hubbell, Inc. Class B..................................   8,716     699,372
   *Hudson Highland Group, Inc.............................  34,275     186,456
   *Huntington Ingalls Industries, Inc.....................  14,948     589,699
   *Hurco Cos., Inc........................................   6,280     165,352
   *Huron Consulting Group, Inc............................  19,115     673,613
   *ICF International, Inc.................................  21,709     541,422
   #IDEX Corp..............................................  20,283     878,457
  #*IHS, Inc...............................................   4,370     441,676

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *II-VI, Inc..............................................  37,904 $  773,621
    Illinois Tool Works, Inc................................  11,417    655,107
    Ingersoll-Rand P.L.C....................................  22,300    948,196
  #*InnerWorkings, Inc......................................  41,865    481,866
   *Innotrac Corp...........................................   2,916      3,747
   *Innovative Solutions & Support, Inc.....................  16,826     68,650
    Insperity, Inc..........................................  15,017    409,514
    Insteel Industries, Inc.................................  19,007    216,110
   *Integrated Electrical Services, Inc.....................  12,442     54,994
    Interface, Inc. Class A.................................  20,808    294,641
   *Interline Brands, Inc...................................  34,755    731,245
    International Shipholding Corp..........................   1,100     23,276
    Intersections, Inc......................................  17,107    205,797
   #Iron Mountain, Inc......................................  17,586    534,087
   #ITT Corp................................................  34,437    773,455
   #J.B. Hunt Transport Services, Inc.......................   6,000    331,980
   *Jacobs Engineering Group, Inc...........................  12,712    557,167
  #*JetBlue Airways Corp.................................... 329,912  1,567,082
    John Bean Technologies Corp.............................  16,543    264,523
    Joy Global, Inc.........................................   1,087     76,927
   *Kadant, Inc.............................................   1,953     50,524
    Kaman Corp..............................................  18,841    647,754
   *Kansas City Southern....................................  14,629  1,126,726
   *KAR Auction Services, Inc...............................  31,720    583,648
    Kaydon Corp.............................................  35,076    860,414
    KBR, Inc................................................   3,711    125,654
    Kelly Services, Inc.....................................     700     12,600
    Kelly Services, Inc. Class A............................  42,300    591,777
    Kennametal, Inc.........................................  22,939    968,714
   *Key Technology, Inc.....................................   5,258     68,722
   *Kforce, Inc.............................................  40,244    582,331
    Kimball International, Inc. Class B.....................  28,407    194,020
  #*Kirby Corp..............................................  23,203  1,539,983
    Knight Transportation, Inc..............................  51,813    850,769
    Knoll, Inc..............................................   9,371    138,597
   *Korn/Ferry International................................  45,992    742,771
  #*Kratos Defense & Security Solutions, Inc................  32,244    178,954
    KSW, Inc................................................   4,720     18,597
    L.B. Foster Co. Class A.................................  10,781    289,039
    L.S. Starrett Co. Class A...............................   6,944     89,578
    L-3 Communications Holdings, Inc........................  51,064  3,755,247
   #Landstar System, Inc....................................   3,029    162,264
    Lawson Products, Inc....................................   8,745    127,327
   *Layne Christensen Co....................................  20,836    428,180
   #Lennox International, Inc...............................   5,950    258,230
    Lincoln Electric Holdings, Inc..........................  19,400    950,794
    Lindsay Corp............................................   5,627    375,827
   *LMI Aerospace, Inc......................................  12,871    235,411
    LSI Industries, Inc.....................................  32,842    224,968
   *Luna Innovations, Inc...................................   3,800      6,460
   *Lydall, Inc.............................................  16,467    173,727
   *Magnetek, Inc...........................................   1,197     22,863
   *Manitex International, Inc..............................   3,300     31,449
    Manitowoc Co., Inc. (The)...............................  58,740    813,549
    Manpower, Inc...........................................  11,545    491,817
    Marten Transport, Ltd...................................  23,810    501,677
   #Masco Corp..............................................  60,333    795,189
  #*MasTec, Inc.............................................  76,802  1,335,587
   *Mastech Holdings, Inc...................................     793      4,572
    McGrath RentCorp........................................  23,486    690,958
   *Meritor, Inc............................................  42,906    279,318

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Metalico, Inc...........................................  45,886 $  148,671
    Met-Pro Corp............................................  15,806    157,428
   *MFRI, Inc...............................................   5,730     40,110
   *Michael Baker Corp......................................   8,964    201,959
   *Middleby Corp...........................................   6,296    638,855
    Miller Industries, Inc..................................  13,234    217,038
    Mine Safety Appliances Co...............................  21,994    933,865
   *Mistras Group, Inc......................................  15,075    353,810
  #*Mobile Mini, Inc........................................  50,269    948,073
   *Moog, Inc. Class A......................................  38,104  1,610,656
   *Moog, Inc. Class B......................................   2,929    123,662
   #MSC Industrial Direct Co., Inc. Class A.................   2,891    213,096
    Mueller Industries, Inc.................................  35,636  1,628,922
    Mueller Water Products, Inc. Class A.................... 171,486    615,635
    Multi-Color Corp........................................  14,863    316,879
   *MYR Group, Inc..........................................  21,144    353,528
    NACCO Industries, Inc. Class A..........................   6,974    791,340
   #National Presto Industries, Inc.........................   4,561    336,237
   *National Technical Systems, Inc.........................  10,048     55,264
   *Navigant Consulting, Inc................................  52,775    734,628
  #*Navistar International Corp.............................   1,608     54,592
   *NCI Building Systems, Inc...............................     673      8,069
    NL Industries, Inc......................................  44,564    627,015
   *NN, Inc.................................................  18,861    149,191
    Nordson Corp............................................  10,670    575,113
    Norfolk Southern Corp...................................  23,976  1,748,570
    Northrop Grumman Corp...................................  17,610  1,114,361
   *Northwest Pipe Co.......................................  10,009    208,287
  #*Ocean Power Technologies, Inc...........................   8,120     22,168
   *Old Dominion Freight Line, Inc..........................  29,634  1,317,824
   *Omega Flex, Inc.........................................   4,638     62,381
   *On Assignment, Inc......................................  40,261    753,283
   *Orbital Sciences Corp...................................  53,289    669,310
   *Orion Energy Systems, Inc...............................  20,365     42,766
   *Orion Marine Group, Inc.................................  13,153     91,019
   *Oshkosh Corp............................................  70,408  1,607,415
   *Owens Corning, Inc...................................... 115,475  3,966,566
    P.A.M. Transportation Services, Inc.....................   8,221     87,718
   #PACCAR, Inc.............................................   1,786     76,727
  #*Pacer International, Inc................................  39,593    237,954
   #Pall Corp...............................................   7,100    423,231
   #Parker Hannifin Corp....................................   9,014    790,438
   *Park-Ohio Holdings Corp.................................  12,584    271,689
   *Patrick Industries, Inc.................................   4,376     56,625
   *Patriot Transportation Holding, Inc.....................   7,423    163,083
   *Pendrell Corp...........................................   8,111     10,950
    Pentair, Inc............................................  49,545  2,147,280
   *PGT, Inc................................................  33,088     67,500
   *Pike Electric Corp......................................  34,869    286,623
   *Pinnacle Airlines Corp..................................  22,177     10,068
   #Pitney Bowes, Inc.......................................   4,400     75,372
   *Plug Power, Inc.........................................   4,599      6,071
  #*PMFG, Inc...............................................   6,887     93,043
  #*Polypore International, Inc.............................  11,353    424,035
  #*Portfolio Recovery Associates, Inc......................  16,413  1,129,543
   *Powell Industries, Inc..................................  12,233    398,918
   *PowerSecure International, Inc..........................  21,567    111,933
    Precision Castparts Corp................................   2,600    458,562
    Preformed Line Products Co..............................   5,796    334,603
    Primoris Services Corp..................................  14,874    214,483
    Providence & Worcester Railroad Co......................   2,562     40,864

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   #Quad/Graphics, Inc......................................   9,234 $  124,105
   *Quality Distribution, Inc...............................  11,361    126,902
    Quanex Building Products Corp...........................  35,430    652,975
   *Quanta Services, Inc....................................  99,324  2,197,047
   *RailAmerica, Inc........................................  55,681  1,290,686
    Raven Industries, Inc...................................   6,900    415,449
    Raytheon Co.............................................  11,993    649,301
   *RBC Bearings, Inc.......................................  13,626    638,787
   *RCM Technologies, Inc...................................  10,468     56,841
   *Real Goods Solar, Inc. Class A..........................   3,565      4,670
    Regal-Beloit Corp.......................................  19,100  1,291,924
  #*Republic Airways Holdings, Inc..........................  53,162    270,595
    Republic Services, Inc..................................  34,769    951,628
    Resources Connection, Inc...............................  48,334    627,375
   *Roadrunner Transportation Systems, Inc..................  24,172    419,384
    Robbins & Myers, Inc....................................  35,927  1,750,004
   #Robert Half International, Inc..........................   1,000     29,800
   #Rockwell Automation, Inc................................   9,200    711,528
   #Rollins, Inc............................................  11,475    243,844
   #Roper Industries, Inc...................................   9,010    918,119
   #RR Donnelley & Sons Co..................................  91,847  1,149,006
   *RSC Holdings, Inc.......................................  15,120    358,646
   *Rush Enterprises, Inc. Class A..........................  26,551    480,042
   *Rush Enterprises, Inc. Class B..........................   4,506     66,959
    Ryder System, Inc.......................................  66,622  3,245,824
   *Saia, Inc...............................................  18,015    338,322
   #Sauer-Danfoss, Inc......................................  14,840    642,720
    Schawk, Inc.............................................  25,022    337,046
   *Seaboard Corp...........................................     535  1,064,875
    SeaCube Container Leasing, Ltd..........................   7,023    130,277
    Servotronics, Inc.......................................   1,499     14,510
   *Shaw Group, Inc. (The)..................................  19,384    586,754
    SIFCO Industries, Inc...................................   4,888     95,194
    Simpson Manufacturing Co., Inc..........................  43,510  1,350,115
    SkyWest, Inc............................................  76,189    684,939
   *SL Industries, Inc......................................   9,000    165,600
    SmartPros, Ltd..........................................   1,700      3,315
    Snap-on, Inc............................................  25,034  1,565,626
    Southwest Airlines Co................................... 417,610  3,457,811
   *Sparton Corp............................................  10,582    105,820
   *Spirit Aerosystems Holdings, Inc. Class A...............  35,212    880,300
    SPX Corp................................................  17,829  1,368,911
   *Standard Parking Corp...................................   8,824    168,185
    Standard Register Co....................................  26,210     22,803
    Standex International Corp..............................  14,134    622,744
   #Stanley Black & Decker, Inc.............................  28,315  2,071,525
   #Steelcase, Inc. Class A.................................  80,700    697,248
   *Stericycle, Inc.........................................   2,600    225,160
   *Sterling Construction Co., Inc..........................  16,504    161,574
    Sun Hydraulics Corp.....................................  12,252    306,668
   *Supreme Industries, Inc. Class A........................   8,847     36,361
  #*Swift Transportation Co.................................  13,211    138,583
   *SYKES Enterprises, Inc..................................  40,841    647,330
    Sypris Solutions, Inc...................................  17,625     70,852
   #TAL International Group, Inc............................  32,292  1,333,983
   *Taser International, Inc................................  53,936    248,106
   *Team, Inc...............................................  17,397    515,473
   *Tecumseh Products Co. Class A...........................  13,430     51,303
   *Tecumseh Products Co. Class B...........................   2,690     10,679
   *Teledyne Technologies, Inc..............................  20,382  1,317,085
    Tennant Co..............................................   8,685    384,746

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
                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
  #*Terex Corp............................................... 58,193 $1,317,490
   *Tetra Tech, Inc.......................................... 60,524  1,615,991
    Textainer Group Holdings, Ltd............................ 34,000  1,192,380
   #Textron, Inc............................................. 27,184    724,182
  #*Thomas & Betts Corp...................................... 32,497  2,336,859
    Timken Co................................................ 13,113    741,016
   #Titan International, Inc................................. 30,018    867,220
   *Titan Machinery, Inc..................................... 22,774    811,438
    Toro Co..................................................  3,900    278,694
    Towers Watson & Co.......................................  6,064    396,586
   *TransDigm Group, Inc.....................................  4,939    622,907
   *TRC Cos., Inc............................................ 17,318    113,952
  #*Trex Co., Inc............................................ 11,710    374,720
   *TriMas Corp.............................................. 27,964    615,488
    Trinity Industries, Inc.................................. 75,500  2,234,800
   #Triumph Group, Inc....................................... 28,344  1,780,570
   *TrueBlue, Inc............................................ 43,353    748,273
   *Tufco Technologies, Inc..................................  2,000      6,330
   *Tutor Perini Corp........................................ 52,103    792,487
   #Twin Disc, Inc........................................... 16,100    353,073
    Tyco International, Ltd.................................. 31,924  1,791,894
   *Ultralife Corp........................................... 16,511     83,050
    UniFirst Corp............................................ 14,392    874,458
    Union Pacific Corp....................................... 33,180  3,730,759
  #*United Continental Holdings, Inc......................... 31,535    691,247
  #*United Rentals, Inc...................................... 38,603  1,801,988
   #United Stationers, Inc................................... 39,596  1,122,943
    United Technologies Corp.................................  9,483    774,192
    Universal Forest Products, Inc........................... 23,626    883,612
   *Universal Power Group, Inc...............................  2,111      3,821
   *Universal Security Instruments, Inc......................  1,213      6,611
    Universal Truckload Services, Inc........................ 16,084    250,910
    URS Corp................................................. 78,824  3,256,219
  #*US Airways Group, Inc.................................... 40,944    420,085
    US Ecology, Inc.......................................... 15,465    335,281
    US Home Systems, Inc.....................................  6,061     53,155
   *USA Truck, Inc........................................... 12,082     83,124
  #*USG Corp................................................. 53,224    960,693
    UTi Worldwide, Inc....................................... 73,424  1,223,978
   #Valmont Industries, Inc..................................  5,100    632,043
   *Versar, Inc..............................................  7,645     17,660
    Viad Corp................................................ 23,700    428,496
    Vicor Corp............................................... 23,646    164,813
    Virco Manufacturing Corp................................. 21,636     38,945
   *Volt Information Sciences, Inc........................... 24,400    173,240
    VSE Corp.................................................  5,053    111,166
   #W.W. Grainger, Inc.......................................  3,802    790,132
   *WABCO Holdings, Inc......................................  8,200    516,846
    Wabtec Corp..............................................  5,944    462,324
    Waste Connections, Inc................................... 34,929  1,125,762
   #Waste Management, Inc.................................... 14,600    499,320
   #Watsco, Inc..............................................  7,900    568,405
    Watsco, Inc. Class B.....................................  1,205     87,483
    Watts Water Technologies, Inc. Class A................... 30,800  1,134,056
   #Werner Enterprises, Inc.................................. 70,267  1,659,707
  #*WESCO International, Inc................................. 26,617  1,767,103
   *Willdan Group, Inc.......................................  5,554     19,383
   *Willis Lease Finance Corp................................  8,183    106,788
   #Woodward, Inc............................................  8,559    355,969
   *XPO Logistics, Inc.......................................  7,683    127,615

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
                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Xylem, Inc............................................  16,981 $    473,430
                                                                   ------------
Total Industrials.........................................          284,677,640
                                                                   ------------
Information Technology -- (11.0%)
  #*3D Systems Corp.......................................  33,209      979,333
   *Accelrys, Inc.........................................  60,377      496,903
  #*ACI Worldwide, Inc....................................  11,752      468,435
   #Activision Blizzard, Inc..............................  54,723      704,285
   *Actuate Corp..........................................  42,459      301,459
   *Acxiom Corp...........................................  75,579    1,037,700
   *ADDvantage Technologies Group, Inc....................   7,160       17,542
   *Adobe Systems, Inc....................................  13,169      441,952
   #ADTRAN, Inc...........................................  12,000      366,240
   *Advanced Energy Industries, Inc.......................  42,574      508,334
   *Advanced Micro Devices, Inc...........................  51,208      376,891
   *Advanced Photonix, Inc. Class A.......................   3,600        2,772
   *Advent Software, Inc..................................  10,240      276,378
   *Aehr Test Systems.....................................   2,692        3,930
   *Aeroflex Holding Corp.................................     556        6,227
   *Aetrium, Inc..........................................   6,505        4,163
   *Agilysys, Inc.........................................  23,700      207,612
   *Akamai Technologies, Inc..............................   5,673      184,940
  #*Alliance Data Systems Corp............................   2,000      256,980
   *Alpha & Omega Semiconductor, Ltd......................   3,681       36,405
   #Altera Corp...........................................  13,800      490,866
   *Amdocs, Ltd...........................................  14,311      457,952
    American Software, Inc. Class A.......................  24,803      205,369
  #*Amkor Technology, Inc................................. 170,484      881,402
   #Amphenol Corp.........................................   8,590      499,423
   *Amtech Systems, Inc...................................   8,142       56,831
   *ANADIGICS, Inc........................................  65,287      144,284
    Analog Devices, Inc...................................  15,951      621,770
   *Analysts International Corp...........................   5,658       27,328
   *Anaren, Inc...........................................  15,344      276,806
  #*Ancestry.com, Inc.....................................   3,800      101,460
   *Anixter International, Inc............................  14,377      985,975
  #*ANSYS, Inc............................................   6,005      402,755
  #*AOL, Inc.............................................. 100,164    2,508,107
    Applied Materials, Inc................................  89,479    1,072,853
   *Applied Micro Circuits Corp...........................  68,408      381,717
  #*Ariba, Inc............................................   9,256      353,579
   *Arris Group, Inc...................................... 120,339    1,555,983
   *Arrow Electronics, Inc................................  66,441    2,793,844
  #*Aruba Networks, Inc...................................  10,142      214,199
  #*AsiaInfo-Linkage, Inc.................................  49,518      623,927
   *Aspen Technology, Inc.................................   4,189       82,858
    Astro-Med, Inc........................................   5,885       49,287
  #*Atmel Corp............................................  54,133      480,160
   *ATMI, Inc.............................................  31,303      657,676
   *AuthenTec, Inc........................................  36,772      119,509
   *Autobytel, Inc........................................  11,121       10,231
   *Autodesk, Inc.........................................   5,237      206,181
    Avago Technologies, Ltd...............................  10,723      369,729
   *Aviat Networks, Inc...................................  56,305      143,578
   *Avid Technology, Inc..................................  43,600      378,884
   *Avnet, Inc............................................  60,546    2,184,500
    AVX Corp.............................................. 116,630    1,481,201
   *Aware, Inc............................................  18,447      114,371
   *Axcelis Technologies, Inc.............................  96,801      131,649
   *AXT, Inc..............................................  32,748      166,687
    Badger Meter, Inc.....................................   9,967      368,181

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A..................................   3,300 $   64,581
    Bel Fuse, Inc. Class B..................................   9,614    171,033
   *Benchmark Electronics, Inc..............................  77,718  1,234,162
    Black Box Corp..........................................  25,515    576,894
   #Blackbaud, Inc..........................................  16,097    498,685
   *BMC Software, Inc.......................................   4,800    198,048
   *Bottomline Technologies, Inc............................  25,300    595,309
   *Brightpoint, Inc........................................  65,445    400,523
    Broadridge Financial Solutions, Inc.....................   8,165    189,510
  #*BroadVision, Inc........................................   1,460     35,186
   *Brocade Communications Systems, Inc..................... 387,164  2,144,889
    Brooks Automation, Inc..................................  64,154    754,451
   *BSQUARE Corp............................................   7,448     22,344
   *BTU International, Inc..................................   6,833     19,269
   #CA, Inc.................................................  12,587    332,549
    Cabot Microelectronics Corp.............................  21,975    755,500
  #*CACI International, Inc. Class A........................  28,988  1,772,036
   *Cadence Design Systems, Inc.............................  24,600    287,082
   *CalAmp Corp.............................................  10,864     64,967
  #*Calix, Inc..............................................   8,229     65,503
  #*Callidus Software, Inc..................................  19,006    150,528
   *Cardtronics, Inc........................................   9,557    251,923
   *Cascade Microtech, Inc..................................  12,931     62,198
    Cass Information Systems, Inc...........................   9,768    400,000
   *CEVA, Inc...............................................  19,544    431,727
   *Checkpoint Systems, Inc.................................  37,089    406,495
   *China Information Technology, Inc.......................   2,969      3,771
   *Chyron International Corp...............................   2,300      3,392
   *CIBER, Inc..............................................  76,731    319,201
  #*Cirrus Logic, Inc.......................................  39,996  1,095,090
    Cisco Sytems, Inc.......................................  64,856  1,306,848
   *Citrix Systems, Inc.....................................   5,800    496,538
   *Clearfield, Inc.........................................   8,316     35,343
    Cognex Corp.............................................  31,347  1,261,717
   *Cogo Group, Inc.........................................  11,022     27,114
   *Coherent, Inc...........................................  22,020  1,158,252
    Cohu, Inc...............................................  26,029    285,798
    Communications Systems, Inc.............................  13,122    170,717
   *CommVault Systems, Inc..................................   5,207    271,128
    Computer Sciences Corp..................................  19,800    555,588
   *Computer Task Group, Inc................................  16,515    238,146
   *Compuware Corp.......................................... 110,972    967,676
   *comScore, Inc...........................................   5,051    100,616
    Comtech Telecommunications Corp.........................  26,298    813,134
   *Comverge, Inc...........................................  10,566     18,385
  #*Concur Technologies, Inc................................   4,757    269,056
   *Concurrent Computer Corp................................   7,430     28,234
   *Convergys Corp.......................................... 126,940  1,697,188
   *Convio, Inc.............................................   3,832     61,312
   *CoreLogic, Inc.......................................... 102,327  1,708,861
    Corning, Inc............................................ 194,670  2,793,514
   *Cray, Inc...............................................  37,569    418,894
  #*Cree, Inc...............................................  23,915    738,973
    Crexendo, Inc...........................................   6,718     24,722
   *CSG Systems International, Inc..........................  37,025    533,160
    CSP, Inc................................................   2,269      9,371
    CTS Corp................................................  21,572    231,468
   *CyberOptics Corp........................................   7,973     78,853
  #*Cymer, Inc..............................................  26,839  1,391,334
   *Cypress Semiconductor Corp..............................  19,600    303,800
    Daktronics, Inc.........................................  39,956    325,242

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Datalink Corp...........................................  16,974 $  172,795
   *Dataram Corp............................................   7,900      8,058
    DDi Corp................................................  19,590    254,278
  #*DealerTrack Holdings, Inc...............................  37,286  1,112,241
   *Deltek, Inc.............................................  15,522    162,050
   *Dice Holdings, Inc......................................  34,185    368,514
   #Diebold, Inc............................................  31,432  1,239,992
   *Digi International, Inc.................................  26,868    249,335
   *Digimarc Corp...........................................   5,363    140,242
   *Digital River, Inc......................................  33,154    623,627
   *Diodes, Inc.............................................  41,392    922,628
   *Ditech Networks, Inc....................................   2,120      1,972
   *Dot Hill Systems Corp...................................  51,635     64,544
   *DSP Group, Inc..........................................  22,785    149,014
   #DST Systems, Inc........................................  11,104    621,602
   *DTS, Inc................................................   6,568    204,922
   *Dynamics Research Corp..................................   9,728     69,944
    EarthLink, Inc.......................................... 116,896    949,196
   *eBay, Inc...............................................  38,237  1,569,629
   #Ebix, Inc...............................................  20,623    421,740
  #*Echelon Corp............................................  10,191     44,433
  #*Echo Global Logistics, Inc..............................   9,607    163,607
   *EchoStar Corp. Class A..................................  37,399  1,086,441
   *Edgewater Technology, Inc...............................   8,479     33,916
   *Elecsys Corp............................................   1,496      8,078
    Electro Rent Corp.......................................  26,078    406,295
    Electro Scientific Industries, Inc......................  33,107    472,106
   *Electronic Arts, Inc....................................  19,023    292,574
   *Electronics for Imaging, Inc............................  45,192    806,677
   *eMagin Corp.............................................  10,510     32,686
   *EMC Corp................................................  65,000  1,833,650
   *EMCore Corp.............................................  20,336     91,919
   *Emulex Corp.............................................  83,641    726,004
   *Entegris, Inc........................................... 161,194  1,426,567
   *Entropic Communications, Inc............................  62,458    264,197
   *Envestnet, Inc..........................................   3,782     47,313
    EPIQ Systems, Inc.......................................  38,573    438,189
   *ePlus, Inc..............................................   8,798    260,949
  #*Equinix, Inc............................................   3,982    653,844
   *Euronet Worldwide, Inc..................................  48,710  1,053,597
   *Exar Corp...............................................  48,068    380,699
   *ExlService Holdings, Inc................................  22,542    623,963
   *Extreme Networks........................................ 102,706    393,364
   *F5 Networks, Inc........................................   3,400    455,362
   *Fabrinet................................................   5,956    100,180
   #FactSet Research Systems, Inc...........................   1,700    178,262
    Fair Isaac Corp.........................................  37,639  1,614,713
   *Fairchild Semiconductor International, Inc.............. 121,001  1,714,584
   *FalconStor Software, Inc................................  29,232     96,173
   *FARO Technologies, Inc..................................  15,031    841,435
   *FEI Co..................................................  34,356  1,723,641
    Fidelity National Information Services, Inc............. 140,139  4,718,480
  #*Finisar Corp............................................  10,178    168,141
   *Fiserv, Inc.............................................  12,226    859,366
   #FLIR Systems, Inc.......................................   9,820    220,557
   *FormFactor, Inc.........................................  50,202    281,131
    Forrester Research, Inc.................................  14,149    501,582
   *Frequency Electronics, Inc..............................   7,851     60,060
   *FSI International, Inc..................................  38,557    195,484
   *Gartner Group, Inc......................................   8,459    370,504
   *Genpact, Ltd............................................   1,635     27,272

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *GigOptix, Inc...........................................   5,569 $   16,373
   *Global Cash Access Holdings, Inc........................  62,120    524,914
    Global Payments, Inc....................................   3,700    171,791
   *Globalscape, Inc........................................   2,198      4,110
   *Globecomm Systems, Inc..................................  26,305    373,005
   *GSE Systems, Inc........................................   2,558      7,367
   *GSI Group, Inc..........................................  36,710    443,090
   *GSI Technology, Inc.....................................  26,798    113,356
  #*GT Advanced Technologies, Inc...........................  24,000    156,240
   *GTSI Corp...............................................   6,974     36,892
   *Guidance Software, Inc..................................   9,803     93,030
   *Hackett Group, Inc. (The)...............................  41,738    238,324
   *Harmonic, Inc........................................... 114,246    539,241
   #Harris Corp.............................................   9,532    434,087
   *Hauppauge Digital, Inc..................................   7,708     11,331
    Heartland Payment Systems, Inc..........................   6,699    204,119
    Hewlett-Packard Co...................................... 236,991  5,867,897
   *Hittite Microwave Corp..................................   5,737    307,159
   *Hutchinson Technology, Inc..............................  22,305     45,948
   *I.D. Systems, Inc.......................................  11,992     72,672
    IAC/InterActiveCorp..................................... 115,491  5,560,892
   *Identive Group, Inc.....................................  42,924     88,423
   *IEC Electronics Corp....................................   5,800     29,928
   *iGATE Corp..............................................  33,758    656,931
   *iGo, Inc................................................  25,845     18,867
   *Ikanos Communications, Inc..............................   8,330      6,664
   *Imation Corp............................................  38,843    225,289
   *Immersion Corp..........................................  24,209    131,939
  #*Infinera Corp...........................................  67,242    481,453
   *Informatica Corp........................................   6,484    298,394
   *Infosonics Corp.........................................   4,100      3,034
   *InfoSpace, Inc..........................................  44,670    497,177
   *Ingram Micro, Inc. Class A.............................. 149,359  2,906,526
   *Innodata Isogen, Inc....................................  21,458    118,234
   *Inphi Corp..............................................   6,765     68,665
   *Insight Enterprises, Inc................................  69,961  1,420,908
   *Integrated Device Technology, Inc....................... 187,332  1,268,238
   *Integrated Silicon Solution, Inc........................  29,290    311,060
    Intel Corp.............................................. 165,630  4,703,892
   *Intellicheck Mobilisa, Inc..............................   2,300      3,634
   *Interactive Intelligence Group, Inc.....................   7,937    235,411
   #InterDigital, Inc.......................................   7,015    194,456
   *Intermec, Inc...........................................  52,778    280,779
   *Internap Network Services Corp..........................  51,781    364,538
   *International Rectifier Corp............................  74,296  1,621,882
   *Interphase Corp.........................................   4,200     26,880
    Intersil Corp. Class A.................................. 120,901  1,241,653
   *inTEST Corp.............................................   2,202      7,707
   *Intevac, Inc............................................  24,856    200,339
   *IntriCon Corp...........................................   6,777     48,117
    Intuit, Inc.............................................   6,400    371,008
   *Inuvo, Inc..............................................   3,128      2,318
  #*IPG Photonics Corp......................................  11,861    574,072
   *Iteris, Inc.............................................  13,000     18,850
   *Itron, Inc..............................................  22,830    931,464
   *Ixia....................................................  55,569    700,169
   *IXYS Corp...............................................  35,507    442,417
   #j2 Global, Inc..........................................  24,134    623,381
   #Jabil Circuit, Inc......................................  27,055    634,440
    Jack Henry & Associates, Inc............................  10,749    365,036
   *JDA Software Group, Inc.................................  41,143  1,188,210

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *JDS Uniphase Corp.......................................  26,000 $  315,900
   *Juniper Networks, Inc...................................  26,661    571,345
   *Kemet Corp..............................................  49,217    418,837
   *Kenexa Corp.............................................  17,172    561,009
   *Key Tronic Corp.........................................  11,045    127,570
    Keynote Systems, Inc....................................  18,043    331,991
  #*KIT Digital, Inc........................................  47,358    321,087
    KLA-Tencor Corp.........................................   9,600    500,640
   *Kopin Corp..............................................  76,194    272,013
   *Kulicke & Soffa Industries, Inc.........................  71,290    933,899
   *KVH Industries, Inc.....................................  13,652    136,247
  #*Lam Research Corp.......................................   8,640    359,856
   *Lattice Semiconductor Corp..............................  75,634    412,962
   *LeCroy Corp.............................................  15,422    159,463
   *Lender Processing Services, Inc.........................   6,804    180,646
  #*Lexmark International, Inc..............................  36,370  1,094,737
   *LGL Group, Inc. (The)...................................   1,300      9,464
   *Limelight Networks, Inc.................................  98,256    269,221
    Linear Technology Corp..................................   3,740    122,335
   *Lionbridge Technologies, Inc............................  25,519     70,177
   *Liquidity Services, Inc.................................  14,743    786,244
    Littlefuse, Inc.........................................  14,744    924,006
   *LoJack Corp.............................................  26,126    102,153
   *LookSmart, Ltd..........................................  12,947     11,782
   *LoopNet, Inc............................................  25,849    495,525
   *Loral Space & Communications, Inc.......................  11,149    691,795
   *LSI Corp................................................  52,348    420,878
   *LTX-Credence Corp.......................................  52,295    360,836
   *Magnachip Semiconductor Corp............................   1,257     14,807
   *Management Network Group, Inc...........................   1,166      2,950
   *Manhattan Associates, Inc...............................   8,910    446,836
   #ManTech International Corp. Class A.....................  26,060    818,805
    Marchex, Inc. Class B...................................  28,607     99,552
   *Market Leader, Inc......................................  17,101     62,077
   *Marvell Technology Group, Ltd...........................  15,363    230,599
   *Mattersight Corp........................................   2,121     20,065
   *Mattson Technology, Inc.................................  53,844    125,995
    Maxim Integrated Products, Inc..........................  16,551    489,579
    Maximus, Inc............................................  18,031    797,872
   *Measurement Specialties, Inc............................  14,280    510,224
   *MEMC Electronic Materials, Inc.......................... 158,131    567,690
   *MEMSIC, Inc.............................................  20,812     89,075
   *Mentor Graphics Corp....................................  97,495  1,408,803
   *Mercury Computer Systems, Inc...........................  33,998    448,774
    Mesa Laboratories, Inc..................................   2,579    128,022
    Methode Electronics, Inc................................  39,912    337,256
    Micrel, Inc.............................................  37,400    407,286
   #Microchip Technology, Inc...............................  12,600    445,284
   *Micron Technology, Inc.................................. 542,478  3,574,930
   *MICROS Systems, Inc.....................................   7,720    438,728
   *Microsemi Corp..........................................  75,027  1,614,581
   *MicroStrategy, Inc......................................   1,269    177,381
  #*Microvision, Inc........................................   2,119      3,941
   *Mindspeed Technologies, Inc.............................  18,294     91,653
   *MIPS Technologies, Inc..................................  30,791    201,373
    MKS Instruments, Inc....................................  50,719  1,402,380
    MOCON, Inc..............................................   7,200    128,376
   *ModusLink Global Solutions, Inc.........................  41,970    207,752
   #Molex, Inc..............................................   5,274    145,510
   #Molex, Inc. Class A.....................................  21,424    490,610
   *MoneyGram International, Inc............................   3,535     59,494

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Monolithic Power Systems, Inc...........................  33,969 $  703,838
   *Monotype Imaging Holdings, Inc..........................  34,236    485,809
  #*Monster Worldwide, Inc..................................  50,870    439,008
   *MoSys, Inc..............................................  26,549     95,576
   *Motorola Mobility Holdings, Inc.........................  18,533    719,451
    Motorola Solutions, Inc.................................   9,075    463,097
   *Move, Inc...............................................  13,632    118,598
    MTS Systems Corp........................................  11,683    560,434
   *Multi-Fineline Electronix, Inc..........................  22,775    603,310
   *Nanometrics, Inc........................................  20,100    311,751
   *NAPCO Security Technologies, Inc........................   7,790     23,292
   #National Instruments Corp...............................  11,250    306,000
   *NCI, Inc. Class A.......................................   8,171     40,528
   *NCR Corp................................................  22,900    538,150
   *NetApp, Inc.............................................   1,200     46,596
   *NETGEAR, Inc............................................  29,795  1,147,108
  #*NetList, Inc............................................  10,407     26,122
   *NetScout Systems, Inc...................................  26,955    557,699
  #*NetSuite, Inc...........................................   4,884    216,752
   *Network Equipment Technologies, Inc.....................  30,962     30,343
  #*NeuStar, Inc............................................   7,297    265,246
   *Newport Corp............................................  38,673    660,148
    NIC, Inc................................................  15,484    173,266
   *Novatel Wireless, Inc...................................  30,397     87,847
   *Novellus Systems, Inc...................................  32,500  1,519,375
  #*Nuance Communications, Inc..............................  22,798    557,183
   *NumereX Corp. Class A...................................   5,996     56,842
  #*NVIDIA Corp.............................................  27,733    360,529
  #*Oclaro, Inc.............................................  56,148    161,145
   *Official Payments Holdings, Inc.........................  16,383     77,819
  #*OmniVision Technologies, Inc............................  48,661    896,336
   *ON Semiconductor Corp...................................  56,713    468,449
   *Online Resources Corp...................................  32,131     90,931
  #*Onvia, Inc..............................................     700      2,695
   *Openwave Systems, Inc...................................  66,528    171,642
   *Oplink Communications, Inc..............................  26,521    420,093
   #OPNET Technologies, Inc.................................  12,839    297,351
   *Opnext, Inc.............................................  43,198     51,406
    Optical Cable Corp......................................   5,656     16,911
   *OSI Systems, Inc........................................  18,552  1,240,387
   *Overland Storage, Inc...................................     100        214
   *PAR Technology Corp.....................................  11,780     59,960
   *Parametric Technology Corp..............................  13,187    284,575
    Park Electrochemical Corp...............................  20,914    603,369
   *ParkerVision, Inc.......................................   2,838      3,860
    PC Connection, Inc......................................  27,310    219,026
   *PC Mall, Inc............................................  12,900     79,722
    PC-Tel, Inc.............................................  23,419    159,952
   *PDF Solutions, Inc......................................  21,746    191,800
   *Perceptron, Inc.........................................   8,515     49,728
   *Perficient, Inc.........................................  33,067    397,135
   *Performance Technologies, Inc...........................  10,667     23,894
   *Pericom Semiconductor Corp..............................  26,855    211,080
   *Pervasive Software, Inc.................................  16,262    100,662
   *Photronics, Inc.........................................  68,273    422,610
   *Pixelworks, Inc.........................................  12,700     31,750
   *Planar Systems, Inc.....................................  16,655     30,812
    Plantronics, Inc........................................  28,049  1,074,838
   *Plexus Corp.............................................  33,917  1,097,893
   *PLX Technology, Inc.....................................  39,372    156,701
   *PMC-Sierra, Inc......................................... 223,400  1,579,438

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*Polycom, Inc............................................  26,699 $  354,296
    Power Integrations, Inc.................................  14,548    551,078
   *Power-One, Inc..........................................  59,688    255,465
   *Presstek, Inc...........................................  30,360     24,130
   *PRGX Global, Inc........................................  23,205    146,656
   *Progress Software Corp..................................  40,051    926,780
   *PROS Holdings, Inc......................................  12,328    242,738
    Pulse Electronics Corp..................................  25,382     52,033
    QAD, Inc. Class A.......................................   8,170    100,900
    QAD, Inc. Class B.......................................   2,342     29,357
   *QLogic Corp.............................................  62,949  1,085,870
   *Qualstar Corp...........................................   6,493     12,467
   *Quantum Corp............................................  51,697    123,039
   *Quest Software, Inc.....................................  46,873  1,090,735
   *QuickLogic Corp.........................................  10,134     30,402
  #*Rackspace Hosting, Inc..................................     600     34,854
   *Radisys Corp............................................  29,188    185,344
   *Rainmaker Systems, Inc..................................   3,513      2,319
   *Ramtron International Corp..............................  22,250     51,620
    RealNetworks, Inc.......................................  37,272    356,693
  #*Red Hat, Inc............................................   6,300    375,543
   *Reis, Inc...............................................  11,179     97,146
   *Relm Wireless Corp......................................   7,900     11,850
   *Remark Media, Inc.......................................     844      3,773
    RF Industries, Ltd......................................   7,730     29,374
   *RF Micro Devices, Inc................................... 136,746    592,110
    Richardson Electronics, Ltd.............................  15,984    201,558
    Rimage Corp.............................................  10,312     93,736
  #*Riverbed Technology, Inc................................  11,000    217,030
   *Rofin-Sinar Technologies, Inc...........................  26,920    678,384
   *Rogers Corp.............................................  14,600    559,034
  #*Rosetta Stone, Inc......................................  21,203    221,783
   *Rovi Corp...............................................  13,664    390,790
   *Rubicon Technology, Inc.................................  18,870    178,322
   *Rudolph Technologies, Inc...............................  36,106    389,945
   *Saba Software, Inc......................................  15,422    149,902
   *SAIC, Inc...............................................  16,300    198,208
  #*Sandisk Corp............................................  34,190  1,265,372
   *Sanmina-SCI Corp........................................  89,303    794,797
    Sapient Corp............................................  26,378    315,745
   *ScanSource, Inc.........................................  26,424    870,935
   *Scientific Learning Corp................................   3,710      6,641
   *SeaChange International, Inc............................  38,662    317,802
    Seagate Technology......................................  20,668    635,748
   *Selectica, Inc..........................................     628      2,437
  #*Semtech Corp............................................  41,469  1,130,445
   *Sevcon, Inc.............................................   1,971     13,994
   *ShoreTel, Inc...........................................  44,804    214,611
   *Sigma Designs, Inc......................................  29,920    164,859
  #*Silicon Graphics International Corp.....................  23,680    223,539
   *Silicon Image, Inc......................................  70,948    425,688
  #*Silicon Laboratories, Inc...............................   7,141    253,434
   *Skyworks Solutions, Inc.................................  15,800    428,812
   *Smith Micro Software, Inc...............................  38,073     76,527
   *SMTC Corp...............................................   3,972     15,451
   *SolarWinds, Inc.........................................  12,382    580,840
    Solera Holdings, Inc....................................   6,600    296,604
   *Sonus Networks, Inc..................................... 264,753    749,251
   *Soundbite Communications, Inc...........................   3,594     10,315
   *Sourcefire, Inc.........................................   5,142    262,191
   *Spansion, Inc. Class A..................................  57,765    696,646

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  #*Spark Networks, Inc.....................................  10,005 $   45,022
   *Spire Corp..............................................   4,715      4,479
   *SRS Labs, Inc...........................................  14,366    136,908
   *SS&C Technologies Holdings, Inc.........................  71,765  1,705,854
   *Stamps.com, Inc.........................................  12,830    372,455
   *Standard Microsystems Corp..............................  24,440    647,171
   *StarTek, Inc............................................  13,585     24,861
   *STEC, Inc...............................................  50,668    420,038
   *Steel Excel, Inc........................................  11,536    323,008
  #*Stratasys, Inc..........................................  14,377    736,246
  #*SunPower Corp...........................................  16,929     94,972
   *Super Micro Computer, Inc...............................  33,098    584,180
   *Supertex, Inc...........................................  12,713    260,235
   *Support.com, Inc........................................  47,103    170,984
   *Sycamore Networks, Inc..................................  32,285    503,323
   *Symantec Corp...........................................  22,610    373,517
   *Symmetricom, Inc........................................  47,469    263,928
  #*Synaptics, Inc..........................................  17,683    543,045
   *SYNNEX Corp.............................................  39,120  1,490,081
  #*Synopsys, Inc...........................................  31,373    941,504
    Syntel, Inc.............................................   4,100    245,549
  #*Take-Two Interactive Software, Inc......................  56,803    800,922
    TE Connectivity, Ltd....................................   6,900    251,574
   *Tech Data Corp..........................................  51,682  2,779,975
   *TechTarget, Inc.........................................  31,702    235,863
   *TeleCommunication Systems, Inc. Class A.................  52,487    101,300
   *TeleNav, Inc............................................  30,102    203,791
   *TeleTech Holdings, Inc..................................  34,566    523,675
    Tellabs, Inc............................................ 361,451  1,362,670
    Telular Corp............................................  14,945    134,804
  #*Teradata Corp...........................................   2,900    202,362
  #*Teradyne, Inc...........................................  47,510    817,647
    Tessco Technologies, Inc................................  10,869    217,380
   *Tessera Technologies, Inc...............................  55,131    862,249
    TheStreet, Inc..........................................  29,582     59,756
   *THQ, Inc................................................  54,566     36,963
  #*TIBCO Software, Inc.....................................  10,754    353,807
   *TiVo, Inc...............................................  22,900    247,091
   *TNS, Inc................................................   5,158    105,223
  #Total System Services, Inc...............................  13,567    319,096
   *Transact Technologies, Inc..............................   7,182     61,478
   *TranSwitch Corp.........................................   1,232      2,809
  #*Trimble Navigation, Ltd.................................   7,220    390,891
   *Trio-Tech International.................................   2,616      5,886
   *TriQuint Semiconductor, Inc............................. 183,190    893,967
   *TSR, Inc................................................     722      3,148
   *TTM Technologies, Inc...................................  87,252    901,313
   *Tyler Technologies, Inc.................................  14,547    581,153
   *Ultimate Software Group, Inc............................   2,149    165,817
   *Ultra Clean Holdings....................................  21,068    144,316
   *Ultratech, Inc..........................................  21,900    699,486
   *Unisys Corp.............................................  11,891    221,886
    United Online, Inc...................................... 101,150    479,451
   *USA Technologies, Inc...................................   1,583      2,675
   *UTStarcom Holdings Corp.................................  68,439     89,655
  #*ValueClick, Inc.........................................  47,348  1,002,831
  #*Veeco Instruments, Inc..................................  35,073  1,058,854
  #*VeriFone Systems, Inc...................................  12,455    593,356
   *Verint Systems, Inc.....................................   4,493    135,868
   *VeriSign, Inc...........................................   7,900    324,769
  #*ViaSat, Inc.............................................  24,715  1,193,734

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
                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Viasystems Group, Inc.................................   8,085 $    180,215
   *Vicon Industries, Inc.................................   1,600        5,048
   *Video Display Corp....................................   6,495       27,604
   *Virtusa Corp..........................................  30,447      459,445
   #Visa, Inc.............................................  37,703    4,636,715
   *Vishay Intertechnology, Inc........................... 169,836    1,905,560
   *Vishay Precision Group, Inc...........................  18,386      266,229
  #*VistaPrint N.V........................................   7,396      275,797
   *Vocus, Inc............................................   1,943       25,123
   *Volterra Semiconductor Corp...........................  10,258      337,386
    Wayside Technology Group, Inc.........................   4,672       63,492
   *Web.com Group, Inc....................................  29,853      386,596
  #*WebMD Health Corp.....................................     197        4,482
   *Websense, Inc.........................................   2,923       60,623
   *Westell Technologies, Inc. Class A....................  54,239      123,665
   *Western Digital Corp..................................  22,883      888,089
   *Winland Electronics, Inc..............................     300          166
   *Wireless Ronin Technologies, Inc......................   1,773        1,418
   *WPCS International, Inc...............................   2,800        3,024
   *Wright Express Corp...................................  15,860    1,012,185
    Xerox Corp............................................ 731,469    5,690,829
   #Xilinx, Inc...........................................  17,283      628,756
   *XO Group, Inc.........................................  33,845      313,743
   *X-Rite, Inc...........................................  56,083      310,700
    Xyratex, Ltd..........................................  32,545      472,553
   *Yahoo!, Inc...........................................  79,999    1,243,184
  #*Zebra Technologies Corp. Class A......................   7,587      294,300
   *Zix Corp..............................................  20,895       59,133
   *Zygo Corp.............................................  17,042      337,261
                                                                   ------------
Total Information Technology..............................          250,423,040
                                                                   ------------
Materials -- (5.0%)
    A. Schulman, Inc......................................  31,779      782,081
   *A.M. Castle & Co......................................  23,467      314,223
   *AEP Industries, Inc...................................   5,480      191,088
    Air Products & Chemicals, Inc.........................   5,900      504,391
    Airgas, Inc...........................................   7,100      650,644
   #AK Steel Holding Corp.................................  95,233      706,629
   #Albemarle Corp........................................  12,074      788,432
   #Alcoa, Inc............................................ 147,024    1,430,544
    Allegheny Technologies, Inc...........................  13,643      585,830
   *Allied Nevada Gold Corp...............................   2,500       73,225
   #AMCOL International Corp..............................  19,758      651,224
   *American Biltrite, Inc................................   2,205       10,915
   *American Pacific Corp.................................   5,793       45,301
    American Vanguard Corp................................  28,100      702,500
    AptarGroup, Inc.......................................  13,500      735,885
   *Arabian American Development Co.......................  16,681      145,625
   #Ashland, Inc..........................................  54,786    3,608,754
    Balchem Corp..........................................   8,962      259,002
    Ball Corp.............................................  12,700      530,352
   #Bemis Co., Inc........................................  49,227    1,594,463
    Boise, Inc............................................ 119,665      914,241
    Buckeye Technologies, Inc.............................  34,477    1,117,400
    Cabot Corp............................................  24,985    1,077,603
   *Calgon Carbon Corp....................................  35,700      494,088
   #Carpenter Technology Corp.............................  14,069      783,081
   #Celanese Corp. Class A................................     501       24,278
   *Century Aluminum Co...................................  91,741      844,017
    CF Industries Holdings, Inc...........................   2,563      494,813
    Chase Corp............................................   8,818      130,947

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
                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
   *Chemtura Corp...........................................  93,611 $1,593,259
   *Clearwater Paper Corp...................................  22,678    747,694
    Cliffs Natural Resources, Inc...........................  10,422    648,874
   *Coeur d'Alene Mines Corp................................  84,642  1,824,035
    Commercial Metals Co.................................... 123,281  1,822,093
   #Compass Minerals International, Inc.....................   3,600    275,472
   *Contango ORE, Inc.......................................   1,008     11,395
   *Continental Materials Corp..............................      73      1,066
   *Core Molding Technologies, Inc..........................   8,483     70,494
   *Crown Holdings, Inc.....................................   6,500    240,370
    Cytec Industries, Inc...................................  44,664  2,839,290
    Deltic Timber Corp......................................   6,776    413,878
    Domtar Corp.............................................  36,566  3,198,794
    Dow Chemical Co. (The)..................................  39,400  1,334,872
   #E.I. du Pont de Nemours & Co............................   1,400     74,844
    Eagle Materials, Inc....................................  35,734  1,258,551
    Eastman Chemical Co.....................................  11,200    604,464
    Ecolab, Inc.............................................   9,795    623,844
   *Ferro Corp..............................................  50,331    261,218
  #*Flotek Industries, Inc..................................   3,249     44,316
    FMC Corp................................................   5,100    563,295
    Freeport-McMoRan Copper & Gold, Inc. Class B............  32,565  1,247,239
    Friedman Industries, Inc................................  10,403    121,611
  #*General Moly, Inc.......................................  78,323    253,767
   *Georgia Gulf Corp.......................................  29,080  1,030,886
    Globe Specialty Metals, Inc.............................   1,113     14,847
  #*Golden Minerals Co......................................  12,619     94,264
   *Graphic Packaging Holding Co............................ 340,196  1,820,049
   #Greif, Inc. Class A.....................................  12,716    682,086
   #Greif, Inc. Class B.....................................   8,346    454,440
    H.B. Fuller Co..........................................  44,500  1,464,050
   #Hawkins, Inc............................................   9,636    334,658
    Haynes International, Inc...............................   8,996    561,081
   *Headwaters, Inc.........................................  58,852    255,418
   #Hecla Mining Co.........................................  87,700    375,356
   *Horsehead Holding Corp..................................  45,352    509,303
    Huntsman Corp........................................... 114,685  1,623,940
    Innophos Holdings, Inc..................................  20,019    984,334
   *Innospec, Inc...........................................  19,198    580,356
    International Flavors & Fragrances, Inc.................   1,100     66,231
    International Paper Co..................................  67,274  2,240,897
   *Intrepid Potash, Inc....................................   4,897    121,690
    Kaiser Aluminum Corp....................................  21,204  1,114,694
   *KapStone Paper & Packaging Corp.........................  44,712    807,499
    KMG Chemicals, Inc......................................  11,811    203,622
    Koppers Holdings, Inc...................................   5,119    199,027
   *Kraton Performance Polymers, Inc........................  30,580    795,080
   #Kronos Worldwide, Inc...................................  14,534    345,037
   *Landec Corp.............................................  28,448    183,205
   *Louisiana-Pacific Corp.................................. 154,540  1,398,587
   *LSB Industries, Inc.....................................  16,844    571,348
   #Martin Marietta Materials, Inc..........................   6,197    513,607
   *Materion Corp...........................................  22,350    552,268
  #*McEwen Mining, Inc......................................  67,931    257,458
    MeadWestavco Corp.......................................  99,011  3,150,530
   *Mercer International, Inc...............................  44,538    305,531
   *Metals USA Holdings Corp................................  37,433    564,490
    Minerals Technologies, Inc..............................  17,040  1,143,384
  #*Mines Management, Inc...................................   9,985     17,673
   *Mod-Pac Corp............................................   2,172     15,009
   #Mosaic Co. (The)........................................   5,700    301,074

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    Myers Industries, Inc.................................  35,052 $    579,410
    Neenah Paper, Inc.....................................  16,629      474,924
   #NewMarket Corp........................................   1,500      334,830
    Newmont Mining Corp...................................  16,000      762,400
    Noranda Aluminum Holding Corp.........................  14,915      158,397
   *Northern Technologies International Corp..............   3,755       48,064
    Nucor Corp............................................  21,823      855,680
    Olin Corp.............................................  77,588    1,626,244
   #Olympic Steel, Inc....................................  12,310      260,110
   *OM Group, Inc.........................................  36,106      870,877
   *Omnova Solutions, Inc.................................  45,019      352,949
   *Owens-Illinois, Inc...................................  23,179      538,912
    P.H. Glatfelter Co....................................  47,126      734,223
   #Packaging Corp. of America............................  21,228      619,645
   *Penford Corp..........................................  11,940       99,102
    PolyOne Corp..........................................  84,002    1,164,268
   #PPG Industries, Inc...................................   4,500      473,580
    Quaker Chemical Corp..................................  14,100      611,940
    Reliance Steel & Aluminum Co..........................  70,931    3,964,334
    Rock-Tenn Co. Class A.................................  38,374    2,391,851
   *Rockwood Holdings, Inc................................  16,722      925,395
    Royal Gold, Inc.......................................  11,268      698,165
   #RPM International, Inc................................  30,156      801,245
   *RTI International Metals, Inc.........................  31,093      763,333
    Schnitzer Steel Industries, Inc. Class A..............  21,567      859,876
    Schweitzer-Mauduit International, Inc.................  15,888    1,077,524
   #Scotts Miracle-Gro Co. Class A (The)..................   5,700      298,680
    Sealed Air Corp.......................................  47,041      902,246
   *Senomyx, Inc..........................................  18,077       39,589
    Sensient Technologies Corp............................  48,419    1,798,766
    Sherwin-Williams Co...................................   4,900      589,372
   #Sigma-Aldrich Corp....................................   4,861      344,645
    Silgan Holdings, Inc..................................   8,035      352,495
   *Silver Bull Resources, Inc............................   3,700        1,997
  #*Solitario Exploration & Royalty Corp..................   1,300        1,677
    Solutia, Inc..........................................  25,726      729,075
   #Sonoco Products Co....................................  13,190      436,985
   *Spartech Corp.........................................  32,777      159,952
    Steel Dynamics, Inc................................... 211,165    2,696,577
    Stepan Co.............................................   7,000      636,020
  #*Stillwater Mining Co..................................  77,784      834,622
  #*SunCoke Energy, Inc...................................  28,613      435,490
    Synalloy Corp.........................................   9,022      108,896
   #Texas Industries, Inc.................................  24,112      810,404
   #Titanium Metals Corp..................................  21,437      316,624
    Tredegar Corp.........................................  22,267      386,332
   *United States Lime & Minerals, Inc....................   5,495      263,595
   #United States Steel Corp..............................  43,852    1,242,327
   *Universal Stainless & Alloy Products, Inc.............   7,514      348,650
    Valhi, Inc............................................   8,200      443,210
    Valspar Corp..........................................  69,104    3,534,670
   *Verso Paper Corp......................................   1,365        2,252
    Vulcan Materials Co...................................  75,124    3,216,058
   #Walter Energy, Inc....................................   7,300      484,063
    Wausau Paper Corp.....................................  55,527      503,075
   #Westlake Chemical Corp................................  46,688    2,985,698
    Worthington Industries, Inc...........................  66,693    1,189,803
   *WR Grace & Co.........................................   7,182      428,119
    Zep, Inc..............................................  20,010      285,142
   *Zoltek Cos., Inc......................................  38,977      429,916
                                                                   ------------
Total Materials...........................................          115,203,620
                                                                   ------------

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Other -- (0.0%)
  .*All American Group, Inc. Escrow Shares..................   1,300 $        --
  .*Brooklyn Federal Bancorp, Inc. Escrow Shares............   6,039          --
  .*Cubist Pharmaceuticals, Inc. Escrow Shares..............  14,091          --
  .*Endo Pharmaceuticals Solutions Escrow Shares............  21,829          --
  .*Gerber Scientific, Inc. Escrow Shares...................  24,204          --
  .*MAIR Holdings, Inc. Escrow Shares.......................   3,915          --
  .*Price Communications Liquidation Trust..................   8,600          --
  .*Softbrands, Inc. Escrow Shares..........................   5,800          --
  .*Voyager Learning Co. Escrow Shares......................   5,149          --
                                                                     -----------
Total Other.................................................                  --
                                                                     -----------
Telecommunication Services -- (2.0%)
   *AboveNet, Inc...........................................  15,650   1,301,610
    AT&T, Inc............................................... 570,322  18,769,297
    Atlantic Tele-Network, Inc..............................  15,302     521,186
   *Cbeyond, Inc............................................  18,494     118,916
    CenturyLink, Inc........................................  84,927   3,274,785
   *Cincinnati Bell, Inc....................................  48,400     183,920
   *Cogent Communications Group, Inc........................   5,900     110,507
    Consolidated Communications Holdings, Inc...............  20,694     400,429
   *Crown Castle International Corp.........................   9,445     534,681
   *FiberTower Corp.........................................  23,603       3,304
   #Frontier Communications Corp............................ 513,036   2,072,665
   *General Communications, Inc. Class A....................  47,166     358,462
    HickoryTech Corp........................................  12,710     126,210
    IDT Corp. Class B.......................................  18,419     155,088
  #*Iridium Communications, Inc.............................  77,798     683,844
  #*Leap Wireless International, Inc........................  39,583     222,061
  #*Level 3 Communications, Inc.............................  11,404     262,976
    Lumos Networks Corp.....................................   6,471      58,498
   *MetroPCS Communications, Inc............................  74,060     540,638
   *Neutral Tandem, Inc.....................................  34,030     395,429
  #*NII Holdings, Inc.......................................  10,603     148,389
    NTELOS Holdings Corp....................................   6,471     130,844
   *ORBCOMM, Inc............................................  48,786     159,042
   *Premiere Global Services, Inc...........................  55,230     494,308
   *Primus Telecommunications Group, Inc....................   1,745      30,363
  #*SBA Communications Corp.................................   3,000     161,220
    Shenandoah Telecommunications Co........................  23,208     258,769
   *Sprint Nextel Corp...................................... 506,044   1,254,989
    SureWest Communications.................................  14,867     335,697
    Telephone & Data Systems, Inc...........................  98,813   2,400,176
  #*tw telecom, Inc.........................................   6,182     134,644
   *United States Cellular Corp.............................  27,886   1,093,689
    USA Mobility, Inc.......................................  23,864     308,323
    Verizon Communications, Inc............................. 200,794   8,108,062
    Warwick Valley Telephone Co.............................   5,727      78,116
   #Windstream Corp.........................................  54,999     618,189
                                                                     -----------
Total Telecommunication Services............................          45,809,326
                                                                     -----------
Utilities -- (1.1%)
   *AES Corp................................................ 178,459   2,234,307
   #AGL Resources, Inc......................................   9,505     374,782
   ALLETE, Inc..............................................  10,155     418,488
   #Alliant Energy Corp.....................................      53       2,398
    American States Water Co................................   4,534     165,219
    Aqua America, Inc.......................................  12,726     289,007
   #Artesian Resources Corp. Class A........................   2,239      42,742
    Atmos Energy Corp.......................................   8,582     279,602
    Avista Corp.............................................  16,003     423,119
    Black Hills Corp........................................  11,790     389,188

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

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CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
Utilities -- (Continued)
  #*Cadiz, Inc...........................................   2,750 $       23,182
    California Water Service Group.......................  13,678        247,709
   *Calpine Corp.........................................  62,871      1,178,831
    Central Vermont Public Service Corp..................   6,594        232,438
    CH Energy Group, Inc.................................   6,000        393,720
    Chesapeake Utilities Corp............................   3,436        144,381
    Cleco Corp...........................................   6,815        278,052
    CMS Energy Corp......................................  17,300        397,727
    Connecticut Water Services, Inc......................   3,934        109,168
    Consolidated Water Co., Ltd..........................  13,018         93,339
    Delta Natural Gas Co., Inc...........................     929         39,947
   *Dynegy, Inc.......................................... 119,536         49,010
    El Paso Electric Co..................................  10,000        306,400
    Empire District Electric Co..........................  10,756        220,713
    Gas Natural, Inc.....................................   1,858         21,274
    Genie Energy, Ltd. Class B...........................  20,204        168,097
   *GenOn Energy, Inc.................................... 709,932      1,512,155
   #Great Plains Energy, Inc.............................  13,907        283,981
   #Hawaiian Electric Industries, Inc....................   8,438        223,945
   #IDACORP, Inc.........................................   5,746        234,092
   #Integrys Energy Group, Inc...........................   7,049        385,157
   #ITC Holdings Corp....................................   4,200        325,332
    Laclede Group, Inc...................................   5,586        219,977
   #MDU Resources Group, Inc.............................   3,108         71,298
    MGE Energy, Inc......................................   6,319        289,031
    Middlesex Water Co...................................  10,550        195,808
   #National Fuel Gas Co.................................   2,800        132,496
    New Jersey Resources Corp............................   9,664        417,871
    Northeast Utilities, Inc.............................  15,733        578,502
   #Northwest Natural Gas Co.............................   6,831        312,177
    NorthWestern Corp....................................   9,900        351,648
   *NRG Energy, Inc...................................... 124,277      2,112,709
   #NV Energy, Inc.......................................  21,887        364,419
   #OGE Energy Corp......................................   5,300        285,988
   #Ormat Technologies, Inc..............................  36,965        730,798
    Otter Tail Corp......................................   9,900        217,404
   #Piedmont Natural Gas Co..............................   6,900        210,312
    Pinnacle West Capital Corp...........................   7,400        357,790
    PNM Resources, Inc...................................  20,194        378,839
    Portland General Electric Co.........................  16,577        428,184
    Public Service Enterprise Group, Inc.................  65,300      2,034,095
    Questar Corp.........................................  39,630        782,692
    RGC Resources, Inc...................................     400          7,320
    SJW Corp.............................................  18,956        456,840
    South Jersey Industries, Inc.........................   7,725        380,456
    Southwest Gas Corp...................................   8,454        355,237
  #*Synthesis Energy Systems, Inc........................  44,676         62,546
    TECO Energy, Inc.....................................  20,582        370,888
   *UGI Corp.............................................  31,888        930,492
    UIL Holdings Corp....................................  12,913        443,820
    UniSource Energy Corp................................   9,527        346,783
    Unitil Corp..........................................   5,773        152,754
   #Vectren Corp.........................................   7,293        214,779
    Westar Energy, Inc...................................  11,100        318,459
    WGL Holdings, Inc....................................   4,970        199,347
    York Water Co........................................   4,220         73,723
                                                                  --------------
Total Utilities..........................................             26,272,984
                                                                  --------------
TOTAL COMMON STOCKS......................................          1,960,638,738
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Corp. Contingent Value Rights...........   2,758             --

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

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CONTINUED


                                                            SHARES         VALUE+
                                                          ------------ --------------
   .*Contra Pharmacopeia Contingent Value Rights.........        9,274 $           --
   .*Emergent Biosolutions, Inc. Contingent Value
     Rights..............................................        3,245             --
    *FieldPoint Petroleum Corp. Warrants 03/23/17........        2,986          3,016
  .#*PhotoMedex, Inc. Contingent Value Warrants..........          339             --
   .*U.S. Concrete, Inc. Warrants Class A 08/31/17.......          567             --
   .*U.S. Concrete, Inc. Warrants Class B 08/31/17.......          567             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS....................................                       3,016
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     BlackRock Liquidity Funds TempCash Portfolio -
       Institutional Shares..............................   12,432,187     12,432,187
                                                                       --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          ------------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund.......................  311,018,596    311,018,596
  @Repurchase Agreement, JPMorgan Securities LLC
   0.21%, 05/01/12 (Collateralized by $682,316 FNMA,
   rates ranging from 2.000% to 6.331%(r), maturities
   ranging from 01/01/19 to 09/01/45, valued at
   $684,432) to be repurchased at $662,444............... $        662        662,440
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL......................                 311,681,036
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,067,821,364)....................................              $2,284,754,977
                                                                       ==============

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

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
COMMON STOCKS -- (80.8%)
Consumer Discretionary -- (14.7%)...........................
   *1-800-FLOWERS.COM, Inc. Class A.........................  99,728 $   297,189
    A.H. Belo Corp. Class A.................................  66,249     292,158
    Aaron's, Inc............................................ 286,969   7,796,948
    Acme United Corp........................................   7,500      81,675
  #*Aeropostale, Inc........................................ 313,232   6,947,486
   *AFC Enterprises, Inc....................................  99,060   1,691,945
   *Aldila, Inc.............................................  67,103     193,257
    Ambassadors Group, Inc..................................  58,376     314,647
    Amcon Distributing Co...................................   2,169     145,735
   *American Apparel, Inc................................... 130,700     128,739
   *American Axle & Manufacturing Holdings, Inc............. 177,903   1,723,880
   #American Greetings Corp. Class A........................  47,800     764,800
  #*American Public Education, Inc..........................  73,115   2,538,553
   *America's Car-Mart, Inc.................................  40,727   1,870,998
   *Amerigon, Inc...........................................  69,959   1,000,414
    Ameristar Casinos, Inc.................................. 178,505   3,209,520
  #*ANN, Inc................................................ 216,363   5,991,091
   #Arbitron, Inc........................................... 110,593   4,208,064
   *Archipelago Learning, Inc...............................  90,291     999,521
   *Arctic Cat, Inc.........................................  51,519   2,279,201
    Ark Restaurants Corp....................................  17,030     259,793
   *Asbury Automotive Group, Inc............................ 152,117   4,247,107
   *Ascent Capital Group, Inc. Class A......................  51,422   2,648,233
   *Ballantyne Strong, Inc..................................  51,013     322,402
  #*Bally Technologies, Inc................................. 136,602   6,632,027
  #*Barnes & Noble, Inc..................................... 237,779   4,933,914
    Bassett Furniture Industries, Inc....................... 149,390   1,604,449
   *Beasley Broadcast Group, Inc. Class A...................  68,353     348,600
   *Beazer Homes USA, Inc................................... 293,991     911,372
    bebe stores, inc........................................ 336,621   2,760,292
    Belo Corp. Class A...................................... 383,656   2,585,841
    Benihana, Inc...........................................  73,807   1,017,799
   #Big 5 Sporting Goods Corp...............................  66,279     554,755
   *Biglari Holdings, Inc...................................   6,402   2,601,325
  #*BJ's Restaurants, Inc................................... 113,652   4,908,630
   *Black Diamond, Inc......................................  30,200     299,886
  #*Blue Nile, Inc..........................................  44,238   1,339,527
   *Bluegreen Corp.......................................... 106,741     565,727
    Blyth, Inc..............................................  32,965   2,899,931
    Bob Evans Farms, Inc.................................... 123,885   4,737,362
  #*Body Central Corp.......................................  39,927   1,212,583
   #Bon-Ton Stores, Inc. (The).............................. 121,759     754,906
   #Books-A-Million, Inc....................................  45,236     144,303
    Bowl America, Inc. Class A..............................   6,405      85,026
  #*Boyd Gaming Corp........................................ 216,777   1,667,015
   *Bravo Brio Restaurant Group, Inc........................  15,901     321,200
  #*Bridgepoint Education, Inc.............................. 220,709   4,758,486
   #Brinker International, Inc.............................. 322,412  10,146,306
   *Brookfield Residential Properties, Inc..................  19,117     222,140
   #Brown Shoe Co., Inc..................................... 210,300   1,915,833
   #Brunswick Corp.......................................... 122,407   3,218,080
   #Buckle, Inc............................................. 171,844   7,935,756
  #*Buffalo Wild Wings, Inc.................................  77,141   6,468,273
   *Build-A-Bear Workshop, Inc..............................  68,675     309,724
  #*Cabela's, Inc........................................... 277,885  10,506,832
   *Cache, Inc..............................................  44,569     278,111
   #Callaway Golf Co........................................ 257,523   1,578,616
   *Cambium Learning Group, Inc............................. 118,479     268,947

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

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
   *Canterbury Park Holding Corp............................  12,712 $   144,790
   *Capella Education Co....................................  48,910   1,599,846
  #*Career Education Corp................................... 214,349   1,528,308
   *Caribou Coffee Co., Inc.................................  87,915   1,442,685
   *Carmike Cinemas, Inc.................................... 112,332   1,497,386
    Carriage Services, Inc.................................. 141,558   1,061,685
   *Carrols Restaurant Group, Inc...........................  87,917   1,325,788
  #*Carter's, Inc........................................... 215,859  11,721,144
   *Casual Male Retail Group, Inc........................... 181,245     569,109
    Cato Corp. Class A...................................... 113,139   3,148,658
   *Cavco Industries, Inc...................................  23,804   1,228,286
    CEC Entertainment, Inc..................................  80,916   3,092,610
  #*Central European Media Enterprises, Ltd. Class A........  22,087     174,708
  #*Charles & Colvard, Ltd..................................  54,295     230,754
   *Charming Shoppes, Inc................................... 469,859   2,772,168
  #*Cheesecake Factory, Inc................................. 238,049   7,498,543
    Cherokee, Inc...........................................  29,359     381,080
   #Chico's FAS, Inc........................................  55,559     853,386
  #*Children's Place Retail Stores, Inc. (The)..............  99,463   4,573,309
   #Choice Hotels International, Inc........................   1,576      59,289
    Christopher & Banks Corp................................ 126,860     237,228
   *Chromcraft Revington, Inc...............................  22,839      31,061
    Churchill Downs, Inc....................................  68,072   4,040,754
   #Cinemark Holdings, Inc.................................. 131,942   3,029,388
   *Citi Trends, Inc........................................  48,728     542,830
   *Coast Distribution System, Inc. (The)...................  43,930      99,721
   *Cobra Electronics Corp..................................  26,671     135,755
  #*Coinstar, Inc........................................... 124,263   7,802,474
   *Coldwater Creek, Inc.................................... 208,113     206,032
  #*Collective Brands, Inc.................................. 257,895   5,356,479
    Collectors Universe, Inc................................  56,999     917,114
   #Columbia Sportswear Co..................................  95,269   4,487,170
   *Comstock Homebuilding Cos., Inc. Class A................   3,000       4,230
  #*Conn's, Inc............................................. 122,251   1,998,804
    Cooper Tire & Rubber Co................................. 245,808   3,674,830
    Core-Mark Holding Co., Inc..............................  44,678   1,724,571
  #*Corinthian Colleges, Inc................................ 246,955     948,307
   *Cost Plus, Inc..........................................  89,525   1,734,099
   #CPI Corp................................................  24,561      20,017
   #Cracker Barrel Old Country Store, Inc...................  98,872   5,687,117
   *Crocs, Inc.............................................. 358,247   7,236,589
  #*Crown Media Holdings, Inc. Class A......................  52,217      78,848
   CSS Industries, Inc......................................  26,600     509,390
   *CTC Media, Inc..........................................  15,884     172,024
   *Culp, Inc...............................................  39,299     449,974
  #*Cumulus Media, Inc. Class A............................. 801,871   2,910,792
   *Cybex International, Inc................................   4,936      11,452
   *Daily Journal Corp......................................     200      15,400
   #Dana Holding Corp....................................... 305,054   4,459,889
   *dELiA*s, Inc............................................  26,901      41,428
   *Delta Apparel, Inc......................................  14,717     210,600
    Destination Maternity Corp..............................  51,490   1,021,562
   .#*DGSE Cos., Inc........................................   5,479      40,709
  #*Dial Global, Inc........................................   2,610       5,899
   *Digital Generation, Inc.................................  96,880     899,046
   #Dillard's, Inc. Class A................................. 175,813  11,350,487
  #*DineEquity, Inc.........................................  70,663   3,432,809
   *Dixie Group, Inc. (The)................................. 107,711     417,919
   #Domino's Pizza, Inc..................................... 270,452  10,225,790
   *Dorman Products, Inc....................................  69,721   3,331,269
   #Dover Downs Gaming & Entertainment, Inc.................  43,169     116,556

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Dover Motorsports, Inc..................................  56,312 $   81,652
   *Dreams, Inc.............................................   1,500      5,130
  #*DreamWorks Animation SKG, Inc. Class A.................. 124,308  2,238,787
   *Drew Industries, Inc....................................  88,963  2,649,318
   #DSW, Inc. Class A....................................... 136,560  7,682,866
  #*Duckwall-ALCO Stores, Inc...............................   5,784     46,330
   *E.W. Scripps Co. Class A (The).......................... 168,333  1,541,930
   *EDCI Holdings, Inc......................................  19,757     97,600
    Educational Development Corp............................  15,090     69,565
    Einstein Noah Restaurant Group, Inc.....................  62,246    880,781
   *ELXSI Corp..............................................   1,800     10,782
   *Emerson Radio Corp...................................... 197,300    400,519
   *Emmis Communications Corp. Class A......................  60,662     74,614
  #*Empire Resorts, Inc.....................................  23,885     53,741
  #*Entercom Communications Corp............................ 105,111    650,637
    Entravision Communications Corp......................... 176,161    276,573
    Escalade, Inc...........................................  38,965    227,556
   #Ethan Allen Interiors, Inc.............................. 120,875  2,804,300
   *Ever-Glory International Group, Inc.....................   1,580      2,955
   *Exide Technologies...................................... 266,699    768,093
   *Express, Inc............................................ 336,736  7,953,704
   *Famous Dave's of America, Inc...........................  29,128    290,406
   *Federal Screw Works.....................................   1,562      4,405
   *Federal-Mogul Corp...................................... 132,862  1,717,906
   #Finish Line, Inc. Class A (The)......................... 205,162  4,566,906
   *Fisher Communications, Inc..............................  21,878    717,380
  #*Flanigan's Enterprises, Inc.............................   5,380     39,166
    Flexsteel Industries, Inc...............................  22,436    448,944
   *Frederick's of Hollywood Group, Inc.....................   1,000        260
    Fred's, Inc. Class A.................................... 148,877  2,131,919
    Frisch's Restaurants, Inc...............................  20,810    552,714
  #*Fuel Systems Solutions, Inc.............................  67,246  1,576,919
   *Full House Resorts, Inc.................................  60,538    184,641
   *Furniture Brands International, Inc..................... 179,945    284,313
   *Gaiam, Inc. Class A.....................................  56,441    222,942
    Gaming Partners International Corp......................   8,434     57,098
  #*Gaylord Entertainment Co................................ 183,139  5,765,216
   *Geeknet, Inc............................................  10,551    153,517
   *Genesco, Inc............................................ 100,721  7,554,075
   *G-III Apparel Group, Ltd................................  72,949  1,958,681
   *Global Sources, Ltd.....................................   6,591     40,601
   *Golfsmith International Holdings, Inc...................   4,188     19,600
   *Gordmans Stores, Inc....................................   8,870    188,399
   *Grand Canyon Education, Inc............................. 186,411  3,241,687
   *Gray Television, Inc.................................... 174,728    314,510
   *Gray Television, Inc. Class A...........................  25,939     40,205
   *Great Wolf Resorts, Inc................................. 206,308  1,617,455
   #Group 1 Automotive, Inc.................................  83,138  4,812,027
   *Hallwood Group, Inc. (The)..............................   1,128     11,618
   *Hampshire Group, Ltd....................................   8,000     17,600
   *Harris Interactive, Inc................................. 907,213  1,161,233
    Harte-Hanks, Inc........................................ 224,707  1,887,539
   *Hastings Entertainment, Inc.............................  42,003     85,266
    Haverty Furniture Cos., Inc.............................  67,338    808,056
    Haverty Furniture Cos., Inc. Class A....................   3,785     46,555
   *Heelys, Inc.............................................  24,682     59,977
   *Helen of Troy, Ltd...................................... 127,896  4,425,202
  .*Here Media, Inc.........................................  22,918        229
  .*Here Media, Inc. Special Shares.........................  22,918        229
  #*hhgregg, Inc............................................ 155,532  1,626,865
  #*Hibbett Sporting Goods, Inc............................. 105,445  6,297,175

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #Hillenbrand, Inc........................................ 248,760 $5,209,034
    Hooker Furniture Corp...................................  38,703    458,244
    Hot Topic, Inc.......................................... 170,445  1,670,361
   *Hovnanian Enterprises, Inc. Class A..................... 128,558    257,116
   #HSN, Inc................................................ 206,075  7,975,102
  #*Iconix Brand Group, Inc................................. 258,627  3,967,338
    Insignia Systems, Inc...................................  15,351     27,171
   #International Speedway Corp. Class A.................... 104,910  2,800,048
    Interval Leisure Group, Inc............................. 245,466  4,241,652
   #*iRobot Corp............................................  96,970  2,289,462
   *Isle of Capri Casinos, Inc..............................  68,533    428,331
  #*ITT Educational Services, Inc........................... 105,162  6,942,795
   *J. Alexander's Corp.....................................  15,982    137,285
  #*Jack in the Box, Inc.................................... 197,929  4,496,947
   *Jaclyn, Inc.............................................   2,235     14,360
   #JAKKS Pacific, Inc......................................  75,915  1,447,699
   *Johnson Outdoors, Inc. Class A..........................  21,952    405,453
    Jones Group, Inc. (The)................................. 324,085  3,636,234
  #*Jos. A. Bank Clothiers, Inc............................. 113,725  5,407,624
   *Journal Communications, Inc. Class A.................... 272,281  1,140,857
  #*K12, Inc................................................ 125,001  3,187,526
   #KB Home................................................. 331,468  2,877,142
   *Kenneth Cole Productions, Inc. Class A..................  54,907    874,668
   *Kid Brands, Inc......................................... 195,908    460,384
   *Kirkland's, Inc.........................................  91,646  1,341,697
   *Knology, Inc............................................ 169,861  3,303,796
   *Kona Grill, Inc.........................................  34,166    229,937
    Koss Corp...............................................  24,302    130,502
   *Krispy Kreme Doughnuts, Inc............................. 248,915  1,824,547
  #*K-Swiss, Inc. Class A...................................  91,023    334,965
   #Lacrosse Footwear, Inc..................................  26,628    343,501
   *Lakeland Industries, Inc................................  21,528    224,968
   *Lazare Kaplan International, Inc........................   9,600     24,480
   *La-Z-Boy, Inc........................................... 205,704  3,099,959
   *LeapFrog Enterprises, Inc............................... 212,195  1,981,901
   *Learning Tree International, Inc........................  40,081    228,863
   *Lee Enterprises, Inc.................................... 467,197    527,933
   *Libbey, Inc.............................................  74,570  1,064,114
   *Liberty Media Corp.--Liberty Capital Class B............   1,488    128,206
  #*Life Time Fitness, Inc.................................. 163,008  7,589,652
    Lifetime Brands, Inc....................................  51,358    598,321
   *LIN TV Corp. Class A.................................... 150,316    593,748
    Lincoln Educational Services Corp.......................  75,737    555,910
    Lithia Motors, Inc. Class A............................. 152,270  4,085,404
  #*Live Nation Entertainment, Inc.......................... 514,997  4,665,873
  #*LodgeNet Interactive Corp...............................  28,748     66,120
   *Luby's, Inc............................................. 245,262  1,501,003
  #*Lumber Liquidators Holdings, Inc........................  29,251    846,231
   *M/I Homes, Inc..........................................  71,841    955,485
    Mac-Gray Corp...........................................  47,244    703,936
   *Madison Square Garden Co. Class A (The)................. 113,712  4,090,221
   *Maidenform Brands, Inc..................................  85,005  1,940,664
    Marcus Corp.............................................  73,724    922,287
   #Marine Products Corp.................................... 122,349    730,424
   *MarineMax, Inc..........................................  81,503    868,822
  #*Martha Stewart Living Omnimedia Class A................. 136,068    485,763
    Matthews International Corp. Class A.................... 112,701  3,381,030
   *MAXXAM, Inc.............................................     253    145,475
   *McClatchy Co. Class A (The)............................. 209,852    570,797
    McRae Industries, Inc. Class A..........................   2,500     41,550
   #MDC Holdings, Inc....................................... 191,818  5,392,004

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CONTINUED


                                                     SHARES           VALUE+
                                                    ---------       -----------
Consumer Discretionary -- (Continued)
  #*Media General, Inc. Class A....................    77,476       $   276,589
    Men's Wearhouse, Inc. (The)....................   205,027         7,594,200
   #Meredith Corp..................................   147,167         4,242,825
   *Meritage Homes Corp............................   130,945         3,717,529
   *Midas, Inc.....................................    42,592           489,808
   *Modine Manufacturing Co........................   167,326         1,321,875
   *Monarch Casino & Resort, Inc...................    48,815           472,529
   #Monro Muffler Brake, Inc.......................   123,509         5,095,981
   *Morgans Hotel Group Co.........................    14,863            73,720
  #*Motorcar Parts of America, Inc.................    42,829           323,787
    Movado Group, Inc..............................    77,102         2,185,842
   *MTR Gaming Group, Inc..........................    59,127           300,956
   *Multimedia Games Holding Co., Inc..............    97,834         1,111,394
   *Nathan's Famous, Inc...........................    20,488           491,507
    National CineMedia, Inc........................   217,376         3,106,303
   *Nautilus, Inc..................................   217,722           563,900
   *Navarre Corp...................................    88,513           160,209
   *New Frontier Media, Inc........................     3,200             5,024
   *New York & Co., Inc............................   211,544           835,599
   *New York Times Co. Class A (The)...............   571,364         3,605,307
   *Nexstar Broadcasting Group, Inc. Class A.......    36,510           282,952
   *Nobility Homes, Inc............................    13,083            94,459
   #Nutrisystem, Inc...............................   104,733         1,212,808
   *Office Depot, Inc..............................   962,466         2,925,897
  #*OfficeMax, Inc.................................   295,315         1,373,215
   *Orbitz Worldwide, Inc..........................   269,067           982,095
   *Orient-Express Hotels, Ltd. Class A............   354,479         3,789,380
    Outdoor Channel Holdings, Inc..................    91,514           677,204
  #*Overstock.com, Inc.............................    74,056           446,558
    Oxford Industries, Inc.........................    88,421         4,243,324
   *P & F Industries, Inc. Class A.................    10,000            44,200
    P.F. Chang's China Bistro, Inc.................    82,716         3,282,998
   *Pacific Sunwear of California, Inc.............   211,007           310,180
   *Papa John's International, Inc.................    96,130         3,872,116
  #*Peet's Coffee & Tea, Inc.......................    43,070         3,308,637
   #Penske Automotive Group, Inc...................   337,541         8,924,584
    Pep Boys--Manny, Moe & Jack (The)..............   201,728         3,011,799
   *Perfumania Holdings, Inc.......................    15,984           128,511
   *Perry Ellis International, Inc.................    68,577         1,283,076
   #PetMed Express, Inc............................    79,262         1,067,659
  #*Pier 1 Imports, Inc............................   641,193        11,015,696
   *Pinnacle Entertainment, Inc....................   220,582         2,448,460
   *Point.360......................................     4,284             2,699
   #Pool Corp......................................   183,457         6,771,398
   *Q.E.P. Co., Inc................................     9,614           189,876
   *Quantum Fuel Systems Technologies Worldwide,
     Inc...........................................     6,097             4,240
   *Quiksilver, Inc................................   636,314         2,201,646
    R.G. Barry Corp................................    38,848           494,924
  #*Radio One, Inc. Class D........................ 1,003,142         1,123,519
   #RadioShack Corp................................   398,598         2,064,738
   *Reading International, Inc. Class A............    22,403           111,119
   *Reading International, Inc. Class B............     2,710            16,124
   *Red Lion Hotels Corp...........................    66,878           557,763
   *Red Robin Gourmet Burgers, Inc.................    56,783         2,024,882
   #Regal Entertainment Group......................   472,935         6,436,645
   #Regis Corp.....................................   235,461         4,320,709
    Rent-A-Center, Inc.............................   228,132         7,804,396
   *Rentrak Corp...................................    27,882           527,527
   *Rick's Cabaret International, Inc..............    35,783           331,708
   *Rockford Corp..................................    24,170           129,310
   *Rocky Brands, Inc..............................    94,670         1,339,580

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Consumer Discretionary -- (Continued)
   *Ruby Tuesday, Inc.................................. 229,129       $1,558,077
  #*rue21, inc.........................................  90,296        2,740,484
   *Ruth's Hospitality Group, Inc...................... 134,264          929,107
    Ryland Group, Inc. (The)........................... 177,661        3,999,149
   *Saga Communications, Inc. Class A..................  13,957          525,621
  #*Saks, Inc.......................................... 623,495        6,833,505
    Salem Communications Corp. Class A................. 132,841          712,028
   *Sally Beauty Holdings, Inc......................... 177,914        4,732,512
    Scholastic Corp.................................... 107,233        3,275,968
   *School Specialty, Inc..............................  66,483          217,399
  #*Scientific Games Corp. Class A..................... 367,653        3,735,354
   *Sealy Corp......................................... 197,699          407,260
  #*Select Comfort Corp................................ 219,125        6,328,330
    Service Corp. International........................ 240,473        2,784,677
    Shiloh Industries, Inc............................. 208,939        1,920,149
   *Shoe Carnival, Inc.................................  77,574        1,508,039
   *Shuffle Master, Inc................................ 215,746        3,812,232
  #*Shutterfly, Inc.................................... 124,453        3,872,977
    Sinclair Broadcast Group, Inc. Class A............. 447,331        4,598,563
   #Six Flags Entertainment Corp....................... 182,712        8,753,732
  #*Skechers U.S.A., Inc. Class A...................... 113,234        2,114,079
    Skyline Corp.......................................  45,820          251,552
   *Smith & Wesson Holding Corp........................ 251,986        2,078,884
   #Sonic Automotive, Inc. Class A..................... 162,655        2,735,857
   *Sonic Corp......................................... 229,846        1,659,488
   *Spanish Broadcasting System, Inc...................  43,707          273,606
    Spartan Motors, Inc................................ 119,784          521,060
   *Spectrum Group International, Inc..................  85,617          175,515
   #Speedway Motorsports, Inc.......................... 119,783        2,043,498
   *Sport Chalet, Inc. Class A.........................  28,319           37,098
   *Sport Chalet, Inc. Class B.........................   4,108            6,922
   *Sports Club Co., Inc. (The)........................  19,000           12,160
    Stage Stores, Inc.................................. 133,727        2,042,011
    Standard Motor Products, Inc....................... 144,840        2,182,739
  #*Standard Pacific Corp.............................. 777,712        3,935,223
   *Stanley Furniture Co., Inc.........................  34,955          157,298
   *Stein Mart, Inc.................................... 167,776        1,077,122
   *Steiner Leisure, Ltd...............................  58,260        2,735,890
   *Steinway Musical Instruments, Inc..................  48,842        1,231,307
  #*Steven Madden, Ltd................................. 114,176        4,933,545
    Stewart Enterprises, Inc. Class A.................. 244,896        1,547,743
   *Stoneridge, Inc.................................... 100,542          866,672
    Strattec Security Corp.............................  11,681          254,646
   #Strayer Education, Inc.............................   7,993          788,749
   #Sturm Ruger & Co., Inc.............................  76,127        4,344,568
    Superior Industries International, Inc............. 106,535        1,822,814
    Superior Uniform Group, Inc........................  10,485          123,199
   *Syms Corp..........................................  34,797          361,541
   *Systemax, Inc...................................... 125,922        2,162,081
  #*Talbots, Inc.......................................  33,903          100,353
   *Tandy Brands Accessories, Inc......................  14,700           24,843
    Tandy Leather Factory, Inc.........................   3,583           18,417
   *Tenneco, Inc....................................... 135,795        4,186,560
   #Texas Roadhouse, Inc............................... 276,228        4,764,933
   #Thor Industries, Inc............................... 213,828        7,233,801
  #*Town Sports International Holdings, Inc............  89,252        1,144,211
   *Trans World Entertainment Corp..................... 452,232        1,008,477
   *True Religion Apparel, Inc......................... 103,507        2,811,250
   *Tuesday Morning Corp............................... 159,005          642,380
  #*Unifi, Inc......................................... 122,873        1,366,348
  #*Universal Electronics, Inc.........................  52,879          894,713

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Consumer Discretionary -- (Continued)
    Universal Technical Institute, Inc...............  88,499       $  1,061,988
   *UQM Technologies, Inc............................ 119,010            152,333
   *US Auto Parts Network, Inc.......................  97,364            352,458
   #Vail Resorts, Inc................................ 145,362          5,927,862
  #*Valassis Communications, Inc..................... 174,603          3,492,060
   #Value Line, Inc..................................  26,515            322,688
  #*Valuevision Media, Inc. Class A.................. 257,001            416,342
  #*Vitacost.com, Inc................................  21,706            181,896
  #*Vitamin Shoppe, Inc.............................. 116,846          5,499,941
   *VOXX International Corp.......................... 158,868          2,016,035
    Walking Co. Holdings, Inc. (The).................   3,061             20,662
   *Warnaco Group, Inc. (The)........................  28,300          1,498,768
   *Wells-Gardner Electronics Corp...................  33,182             68,023
    Wendy's Co. (The)................................  25,092            122,198
   *West Marine, Inc................................. 139,909          1,638,334
   *Wet Seal, Inc. Class A (The)..................... 359,068          1,181,334
   #Weyco Group, Inc.................................  50,427          1,229,915
    Williams Controls, Inc...........................  10,928            120,754
   #Winmark Corp.....................................  22,778          1,306,091
  #*Winnebago Industries, Inc........................ 102,498            999,356
  #*WMS Industries, Inc.............................. 215,762          5,288,327
   #Wolverine World Wide, Inc........................ 192,788          8,087,457
   #World Wrestling Entertainment, Inc. Class A...... 109,771            864,995
  #*Xanadoo Co. Class A..............................     170             76,330
  .*Xstelos Holdings, Inc............................  22,800             34,200
   *Zale Corp........................................ 131,182            359,439
  #*Zumiez, Inc...................................... 124,525          4,565,086
                                                                    ------------
Total Consumer Discretionary.........................                778,243,349
                                                                    ------------
Consumer Staples -- (3.7%)...........................
    Alico, Inc.......................................  21,493            488,751
   *Alliance One International, Inc.................. 310,937          1,100,717
    Andersons, Inc. (The)............................  79,544          4,009,018
    Arden Group, Inc. Class A........................   4,470            395,371
   #B&G Foods, Inc................................... 204,250          4,542,520
  #*Boston Beer Co., Inc. Class A (The)..............  35,932          3,712,494
   *Bridgford Foods Corp.............................  17,169            156,667
   #Calavo Growers, Inc..............................  66,522          1,907,851
   #Cal-Maine Foods, Inc.............................  86,712          3,124,233
   #Casey's General Stores, Inc...................... 144,677          8,152,549
    CCA Industries, Inc..............................  16,064             74,858
  #*Central European Distribution Corp...............  24,785            120,951
   *Central Garden & Pet Co..........................  66,566            704,268
   *Central Garden & Pet Co. Class A................. 163,962          1,752,754
   *Chiquita Brands International, Inc............... 155,017          1,317,644
    Coca-Cola Bottling Co. Consolidated..............  30,886          1,981,337
   #Coffee Holding Co., Inc..........................  11,600            109,852
   *Craft Brew Alliance, Inc.........................  65,235            502,309
  #*Darling International, Inc....................... 474,139          7,766,397
  #*Dean Foods Co.................................... 298,393          3,664,266
   #Diamond Foods, Inc...............................  79,218          1,655,656
  #*Dole Food Co., Inc............................... 162,668          1,379,425
   *Elizabeth Arden, Inc............................. 122,317          4,767,917
   *Farmer Bros. Co..................................  46,457            422,759
    Fresh Del Monte Produce, Inc..................... 223,682          5,182,712
  #*Fresh Market, Inc. (The).........................  10,243            524,134
   *Glacier Water Services, Inc......................   3,200             74,000
    Golden Enterprises, Inc..........................  32,785            114,747
    Griffin Land & Nurseries, Inc....................  20,710            498,697
   *Hain Celestial Group, Inc (The).................. 180,533          8,539,211
   *Harbinger Group, Inc.............................  29,985            154,723

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Consumer Staples -- (Continued)
   #Harris Teeter Supermarkets, Inc.................. 161,184       $  6,120,156
  #*Imperial Sugar Co................................  48,165            195,068
    Ingles Markets, Inc. Class A.....................  47,907            833,103
    Inter Parfums, Inc............................... 109,346          1,722,200
    J & J Snack Foods Corp...........................  76,023          4,261,849
   *John B. Sanfilippo & Son, Inc....................  61,007            882,161
   #Lancaster Colony Corp............................ 107,081          6,982,752
  #*Lifeway Foods, Inc...............................  50,414            420,453
   #Limoneira Co.....................................     529              8,892
   *Mannatech, Inc...................................   5,419             24,602
  #*Medifast, Inc....................................  62,629          1,203,729
    MGP Ingredients, Inc.............................  63,782            296,586
    Nash-Finch Co....................................  44,890          1,126,739
   *National Beverage Corp........................... 131,542          1,954,714
   *Natural Alternatives International, Inc..........  20,426            134,607
  #*Nature's Sunshine Products, Inc..................  33,684            521,428
   #Nu Skin Enterprises, Inc. Class A................ 252,750         13,471,575
   *Nutraceutical International Corp.................  36,311            556,648
    Oil-Dri Corp. of America.........................  20,655            437,060
   *Omega Protein Corp...............................  68,815            492,715
    Orchids Paper Products Co........................  20,917            376,506
   *Overhill Farms, Inc..............................  44,285            201,054
   *Pantry, Inc. (The)...............................  78,115            996,747
   *Physicians Formula Holdings, Inc.................  57,706            178,889
   *Pilgrim's Pride Corp............................. 414,470          2,959,316
  #*Pizza Inn Holdings, Inc..........................   8,932             29,476
   *Prestige Brands Holdings, Inc.................... 192,857          3,276,640
    PriceSmart, Inc.................................. 115,776          9,556,151
   *Reddy Ice Holdings, Inc..........................  18,834              2,467
    Reliv' International, Inc........................  28,122             40,777
   *Revlon, Inc...................................... 130,436          2,227,847
   #Rocky Mountain Chocolate Factory, Inc............  24,881            235,623
   #Sanderson Farms, Inc.............................  88,305          4,557,421
   *Scheid Vineyards, Inc............................     440              5,005
   *Schiff Nutrition International, Inc..............  82,976          1,364,955
   *Seneca Foods Corp. Class A.......................  32,726            762,189
   *Seneca Foods Corp. Class B.......................   2,700             63,126
   *Smart Balance, Inc............................... 219,834          1,297,021
   #Snyders-Lance, Inc............................... 191,546          4,957,210
    Spartan Stores, Inc..............................  88,862          1,619,954
   *Spectrum Brands Holdings, Inc....................  88,258          3,045,784
  #*Star Scientific, Inc............................. 184,667            655,568
    Stephan Co. (The)................................   3,400              8,840
   #SUPERVALU, Inc................................... 770,872          4,578,980
   *Susser Holdings Corp.............................  82,060          2,190,181
   *Tofutti Brands, Inc..............................  19,440             34,798
   #Tootsie Roll Industries, Inc..................... 145,669          3,468,379
  #*TreeHouse Foods, Inc............................. 120,060          6,904,651
  #*United Natural Foods, Inc........................ 164,064          8,086,715
    United-Guardian, Inc.............................  18,107            348,107
   #Universal Corp...................................  89,147          4,085,607
  #*USANA Health Sciences, Inc.......................  58,135          2,424,230
   #Vector Group, Ltd................................ 237,036          4,112,575
    Village Super Market, Inc........................  30,888            852,509
    WD-40 Co.........................................  63,953          2,883,001
    Weis Markets, Inc................................  99,140          4,421,644
                                                                    ------------
Total Consumer Staples...............................                193,355,768
                                                                    ------------
Energy -- (4.1%)
  #*Abraxas Petroleum Corp........................... 111,700            332,866
    Adams Resources & Energy, Inc....................  17,349          1,053,605

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Energy -- (Continued)
    Alon USA Energy, Inc............................... 137,798       $1,245,694
  #*Approach Resources, Inc............................ 138,132        4,956,176
   *Barnwell Industries, Inc...........................  32,713          103,210
   *Basic Energy Services, Inc......................... 156,975        2,260,440
   *Bill Barrett Corp.................................. 183,862        4,409,011
   *BioFuel Energy Corp................................ 154,700           71,611
   *Black Ridge Oil and Gas, Inc.......................   8,404            4,454
    Bolt Technology Corp...............................  33,128          472,737
  #*BPZ Resources, Inc................................. 451,974        1,830,495
   #Bristow Group, Inc................................. 147,074        7,184,565
   *Cal Dive International, Inc........................ 339,716        1,314,701
   *Callon Petroleum Co................................ 165,505          961,584
  #*Carrizo Oil & Gas, Inc............................. 146,469        4,106,991
  #*Clayton Williams Energy, Inc.......................  47,899        3,522,492
  #*Clean Energy Fuels Corp............................ 326,999        6,291,461
   *Cloud Peak Energy, Inc............................. 249,672        3,842,452
   *Comstock Resources, Inc............................ 163,260        2,868,478
   *Contango Oil & Gas Co..............................  61,534        3,338,835
  #*CREDO Petroleum Corp...............................  22,505          229,776
   *Crimson Exploration, Inc........................... 126,099          687,240
    Crosstex Energy, Inc............................... 199,234        2,968,587
   *CVR Energy, Inc.................................... 328,935        9,986,467
   *Dawson Geophysical Co..............................  33,345          895,313
    Delek US Holdings, Inc............................. 145,043        2,364,201
   .*DHT Holdings, Inc. (N18239146)....................     771          221,778
   #DHT Holdings, Inc. (Y2065G105)..................... 192,811          154,249
  #*Double Eagle Petroleum Co..........................  38,812          213,078
  #*Endeavour International Corp....................... 102,982        1,285,215
  #*Energy Partners, Ltd............................... 154,804        2,520,209
   *ENGlobal Corp......................................  92,274          184,548
  #*Evolution Petroleum Corp...........................  38,986          344,636
   *Exterran Holdings, Inc............................. 195,394        2,639,773
   *FieldPoint Petroleum Corp..........................  31,886          125,312
  #*Forest Oil Corp.................................... 204,926        2,729,614
  #*FX Energy, Inc..................................... 120,467          684,253
   *Geokinetics, Inc...................................  51,651           91,422
   *GeoMet, Inc........................................ 133,120           69,222
  #*GeoResources, Inc.................................. 100,753        3,799,396
  #*Gevo, Inc..........................................   4,012           38,876
  #*GMX Resources, Inc................................. 205,740          281,864
   *Green Plains Renewable Energy, Inc................. 131,629        1,051,716
    Gulf Island Fabrication, Inc.......................  55,326        1,550,235
   *Gulfmark Offshore, Inc. Class A.................... 105,315        5,073,024
  #*Gulfport Energy Corp............................... 227,966        5,974,989
  #*Harvest Natural Resources, Inc..................... 137,196          943,908
  #*Heckmann Corp...................................... 498,877        1,895,733
   *Helix Energy Solutions Group, Inc.................. 411,469        8,398,082
   *Hercules Offshore, Inc............................. 590,740        3,000,959
   *HKN, Inc...........................................  94,400          215,232
   *Hornbeck Offshore Services, Inc.................... 145,017        6,037,058
  #*Houston American Energy Corp.......................  59,887          138,339
  #*ION Geophysical Corp............................... 952,274        5,932,667
  #*James River Coal Co................................ 114,145          566,159
   *Key Energy Services, Inc........................... 554,730        7,022,882
  #*Lucas Energy, Inc..................................  78,003          145,086
   #Lufkin Industries, Inc.............................  86,103        6,616,155
  #*Magnum Hunter Resources Corp....................... 107,586          668,109
   *Matrix Service Co.................................. 105,969        1,446,477
   *Mexco Energy Corp..................................   6,572           47,647
   *Mitcham Industries, Inc............................  53,216        1,264,412
   *Natural Gas Services Group, Inc....................  44,982          586,565

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Energy -- (Continued)
   *Newpark Resources, Inc........................... 382,747       $  2,434,271
   *Northern Oil & Gas, Inc.......................... 153,417          2,980,892
   #Overseas Shipholding Group, Inc..................  91,337          1,068,643
   *OYO Geospace Corp................................  23,922          2,756,293
    Panhandle Oil & Gas, Inc. Class A................  24,409            672,468
   *Parker Drilling Co............................... 456,033          2,357,691
  #*Patriot Coal Corp................................ 308,594          1,799,103
    Penn Virginia Corp............................... 145,462            744,765
   *Petroleum Development Corp.......................  92,070          3,166,287
  #*PetroQuest Energy, Inc........................... 247,981          1,497,805
   *PHI, Inc. Non-Voting.............................  42,468          1,130,923
   *PHI, Inc. Voting.................................   4,419            109,901
   *Pioneer Drilling Co.............................. 221,890          1,748,493
   *PostRock Energy Corp.............................  23,314             57,119
   *Pyramid Oil Co...................................  16,507             77,418
   *REX American Resources Corp......................  21,400            593,636
  #*Rex Energy Corp.................................. 174,155          1,830,369
  #*Rosetta Resources, Inc...........................   7,436            373,808
  #*Royale Energy, Inc...............................  10,018             47,485
  #*SEACOR Holdings, Inc.............................  41,520          3,858,454
   *SemGroup Corp. Class A...........................  64,216          2,042,069
   #Ship Finance International, Ltd.................. 290,078          4,017,580
  #*Stone Energy Corp................................ 195,884          5,494,546
   *Superior Energy Services, Inc....................     401             10,786
  #*Swift Energy Co.................................. 151,326          4,577,612
  #*Syntroleum Corp.................................. 120,790            113,543
  #*Targa Resources Corp.............................  29,657          1,426,205
    Teekay Corp......................................  54,908          1,982,179
   *Tesco Corp.......................................  31,974            522,135
   *TETRA Technologies, Inc.......................... 320,832          2,794,447
   *TGC Industries, Inc..............................  78,898            900,227
  #*Triangle Petroleum Corp..........................  48,602            316,399
   *Tri-Valley Corp..................................     100                 14
   *Union Drilling, Inc.............................. 100,724            561,033
  #*Uranium Energy Corp.............................. 117,548            346,767
  #*USEC, Inc........................................ 380,563            320,282
   *VAALCO Energy, Inc............................... 228,455          2,072,087
   *Venoco, Inc...................................... 158,270          1,758,380
  #*Verenium Corp....................................   8,907             38,478
  #*Voyager Oil & Gas, Inc...........................  13,243             33,637
   #W&T Offshore, Inc................................ 289,956          5,732,430
   *Warren Resources, Inc............................ 271,650            839,398
   #Western Refining, Inc............................ 367,723          7,005,123
   *Westmoreland Coal Co.............................  22,177            223,766
   *Willbros Group, Inc.............................. 142,861            771,449
  #*ZaZa Energy Corp.................................  34,772            166,210
  #*Zion Oil & Gas, Inc..............................   9,773             24,237
                                                                    ------------
Total Energy.........................................                214,659,164
                                                                    ------------
Financials -- (12.3%)
   *1st Constitution Bancorp.........................   1,859             15,430
    1st Source Corp..................................  94,078          2,134,630
   *1st United Bancorp, Inc..........................  47,625            288,607
   *21st Century Holding Co..........................  28,465            125,531
    Access National Corp.............................  18,529            236,430
   *Affirmative Insurance Holdings, Inc..............  77,687             39,220
    Alliance Bancorp, Inc. of Pennsylvania...........   3,510             40,716
    Alliance Financial Corp..........................  15,823            482,760
   *Altisource Portfolio Solutions SA................  99,083          5,928,136
    Ameriana Bancorp.................................   2,912             16,016
   *American Capital, Ltd............................ 659,244          6,546,293

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
   #American Equity Investment Life Holding Co......... 256,215       $3,141,196
   *American Independence Corp.........................   7,700           34,034
   #American National Bankshares, Inc..................  23,823          558,173
   *American River Bankshares..........................   7,326           53,333
   *American Safety Insurance Holdings, Ltd............  38,333          725,644
   *American Spectrum Realty, Inc......................   3,652           18,223
   *Ameris Bancorp.....................................  86,058        1,067,119
   *AMERISAFE, Inc.....................................  74,025        1,977,948
   *AmeriServ Financial, Inc........................... 278,158          820,566
   #AmTrust Financial Services, Inc.................... 240,387        6,548,142
   *Anchor Bancorp Wisconsin, Inc......................   2,600            1,690
    Argo Group International Holdings, Ltd............. 121,710        3,512,551
   #Arrow Financial Corp...............................  41,146          985,035
   #Artio Global Investors, Inc........................  47,940          173,543
    ASB Financial Corp.................................     900           11,421
    Aspen Insurance Holdings, Ltd......................  92,761        2,626,992
    Associated Banc-Corp............................... 142,104        1,894,246
   #Astoria Financial Corp............................. 349,282        3,384,543
    Atlantic American Corp.............................  20,640           60,475
   *Atlantic Coast Financial Corp......................     143              300
   #Auburn National Bancorporation, Inc................   2,786           62,267
   *AV Homes, Inc......................................  41,873          522,156
    Baldwin & Lyons, Inc. Class A......................   1,471           37,952
    Baldwin & Lyons, Inc. Class B......................  28,187          613,631
    Bancfirst Corp.....................................  48,469        2,021,157
   *Bancorp, Inc....................................... 129,684        1,331,855
   #BancorpSouth, Inc.................................. 281,211        3,787,912
  #*BancTrust Financial Group, Inc.....................  33,039           69,712
    Bank Mutual Corp................................... 125,030          487,617
   #Bank of Commerce Holdings..........................   4,400           18,744
   #Bank of Hawaii Corp................................  14,938          730,319
   #Bank of Kentucky Financial Corp....................   3,533           89,067
   #Bank of the Ozarks, Inc............................ 138,676        4,285,088
  #*BankAtlantic Bancorp, Inc. Class A.................  60,353          338,580
    BankFinancial Corp.................................  75,026          499,673
    Banner Corp........................................  62,769        1,377,780
    Bar Harbor Bankshares..............................  12,753          471,861
   *BBCN Bancorp, Inc.................................. 284,327        3,121,910
   #BCB Bancorp, Inc...................................  18,073          187,236
  #*BCSB Bancorp, Inc..................................   1,710           23,769
   #Beacon Federal Bancorp, Inc........................   3,161           41,093
   *Beneficial Mutual Bancorp, Inc..................... 267,763        2,321,505
   *Berkshire Bancorp, Inc.............................  10,144           72,530
    Berkshire Hills Bancorp, Inc.......................  79,620        1,806,578
   *BFC Financial Corp. Class A........................  48,033           31,702
   #BGC Partners, Inc. Class A......................... 383,838        2,675,351
   *BNCCORP, Inc.......................................   3,900            9,067
  #*BofI Holding, Inc..................................  37,838          672,381
    Boston Private Financial Holdings, Inc............. 328,760        3,064,043
   #Bridge Bancorp, Inc................................   7,587          147,795
   *Bridge Capital Holdings............................   3,703           56,619
    Brookline Bancorp, Inc............................. 302,837        2,719,476
    Bryn Mawr Bank Corp................................  48,916        1,051,205
    C&F Financial Corp.................................     966           30,381
    Calamos Asset Management, Inc......................  81,279        1,050,125
    California First National Bancorp..................  14,701          233,746
   *Camco Financial Corp...............................   9,661           23,283
    Camden National Corp...............................  30,826        1,002,462
   *Cape Bancorp, Inc..................................   6,168           50,208
   *Capital Bank Corp..................................   3,978            9,149
   #Capital City Bank Group, Inc.......................  48,603          405,835

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CONTINUED


                                                       SHARES           VALUE+
                                                      ---------       ----------
Financials -- (Continued)
    Capital Properties, Inc. Class A.................     1,300       $   19,500
   .Capital Properties, Inc. Class B.................     1,300               --
    Capital Southwest Corp...........................     6,465          618,830
    CapitalSource, Inc............................... 1,081,056        6,972,811
   #Capitol Federal Financial, Inc...................   394,969        4,664,584
    Cardinal Financial Corp..........................   121,928        1,471,671
   #Cash America International, Inc..................   113,374        5,300,234
    Cathay General Bancorp...........................   313,507        5,398,591
   #Center Bancorp, Inc..............................    41,803          441,858
    Centerstate Banks, Inc...........................    62,373          501,479
    Central Bancorp, Inc.............................     3,271           59,238
   *Central Pacific Financial Corp...................    10,697          152,111
   *Central Virginia Bankshares, Inc.................       317              269
    Century Bancorp, Inc. Class A....................     5,255          144,355
    CFS Bancorp, Inc.................................   176,125          977,494
   #Charter Financial Corp...........................    22,369          201,321
    Chemical Financial Corp..........................    98,735        2,179,081
   *Chicopee Bancorp, Inc............................     9,906          142,646
  #*Citizens Community Bancorp, Inc..................     1,592            9,823
   *Citizens First Corp..............................       400            3,300
    Citizens Holding Co..............................     2,717           50,944
   *Citizens Republic Bancorp, Inc...................    19,044          321,272
    Citizens South Banking Corp......................       735            3,675
  #*Citizens, Inc....................................   185,876        1,786,268
   #City Holding Co..................................    59,973        2,000,100
    CKX Lands, Inc...................................     4,908           62,602
   #Clifton Savings Bancorp, Inc.....................    47,202          482,404
   #CNB Financial Corp...............................    17,452          286,911
  #*CNO Financial Group, Inc.........................   978,475        7,113,513
    CoBiz Financial, Inc.............................   130,375          814,844
    Codorus Valley Bancorp, Inc......................     2,157           29,767
   #Cohen & Steers, Inc..............................   170,363        6,003,592
   *Colonial Financial Services, Inc.................       728            9,810
  #*Colony Bankcorp, Inc.............................    10,672           43,809
    Columbia Banking System, Inc.....................   155,562        3,187,465
    Commercial National Financial Corp...............     3,979           99,077
   #Community Bank System, Inc.......................   156,936        4,413,040
    Community Trust Bancorp, Inc.....................    60,124        1,920,962
   *Community West Bancshares........................     6,650           15,129
  #*CompuCredit Holdings Corp........................   115,345          635,551
    Consolidated-Tokoma Land Co......................    13,049          383,641
   *Cowen Group, Inc. Class A........................   242,081          610,044
    Crawford & Co. Class A...........................    94,878          354,844
   #Crawford & Co. Class B...........................    57,452          274,046
  #*Credit Acceptance Corp...........................    73,824        6,941,671
   #CVB Financial Corp...............................   427,292        4,943,768
    Delphi Financial Group, Inc. Class A.............   185,627        8,431,178
  #*DFC Global Corp..................................   175,708        3,071,376
    Diamond Hill Investment Group, Inc...............       942           71,488
    Dime Community Bancshares, Inc...................   142,132        1,969,950
    Donegal Group, Inc. Class A......................    58,570          797,723
    Donegal Group, Inc. Class B......................     5,267           92,172
   *Doral Financial Corp.............................    86,089          157,543
    Duff & Phelps Corp...............................   135,506        2,154,545
    Eagle Bancorp Montana, Inc.......................       225            2,306
    Eastern Insurance Holdings, Inc..................    25,294          386,998
   *Eastern Virginia Bankshares, Inc.................       500            1,925
    ECB Bancorp, Inc.................................     1,296           12,195
    Edelman Financial Group, Inc.....................    40,980          361,853
  #*eHealth, Inc.....................................    84,581        1,498,775
    EMC Insurance Group, Inc.........................    37,461          740,604

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
   #Employers Holdings, Inc............................ 143,428       $2,484,173
   *Encore Bancshares, Inc.............................  13,727          281,541
    Endurance Specialty Holdings, Ltd.................. 166,152        6,675,987
   *Enstar Group, Ltd..................................  37,930        3,571,868
   #Enterprise Bancorp, Inc............................  10,055          161,785
    Enterprise Financial Services Corp.................  58,510          707,386
    Epoch Holding Corp.................................  48,470        1,308,690
   #ESB Financial Corp.................................  52,054          699,085
    ESSA Bancorp, Inc..................................  44,387          432,773
   #Evans Bancorp, Inc.................................   3,162           47,462
    Evercore Partners, Inc............................. 111,706        2,952,390
  #*EZCORP, Inc........................................ 189,272        5,070,597
   *Farmers Capital Bank Corp..........................   9,226           59,508
    FBL Financial Group, Inc. Class A.................. 112,288        3,269,827
    Federal Agricultural Mortgage Corp. Class A........   2,089           37,341
    Federal Agricultural Mortgage Corp. Class C........  53,973        1,233,823
    Fidelity Bancorp, Inc..............................   1,096           11,974
   #Fidelity Southern Corp.............................  13,855          117,625
    Financial Institutions, Inc........................  47,088          796,729
   *First Acceptance Corp..............................  13,967           21,509
    First Advantage Bancorp............................   2,847           37,595
    First American Financial Corp...................... 239,869        4,017,806
   #First Bancorp......................................  50,446          505,469
   *First BanCorp......................................  18,377           78,286
   #First Bancorp, Inc.................................  32,161          466,656
   *First Bancshares, Inc..............................   1,345            8,675
    First Bancshares, Inc. (The).......................     921            8,464
   *First Bank of Delaware.............................   6,667           15,601
    First Busey Corp................................... 256,161        1,188,587
    First Business Financial Services, Inc.............   2,089           47,441
   *First California Financial Group, Inc..............  13,398           73,153
  #*First Cash Financial Services, Inc................. 119,999        4,915,159
    First Citizens BancShares, Inc. Class A............  12,599        2,183,407
    First Commonwealth Financial Corp.................. 383,638        2,466,792
    First Community Bancshares, Inc....................  59,892          801,954
    First Defiance Financial Corp......................  37,851          650,280
  #*First Federal Bancshares of Arkansas, Inc..........  10,344           97,751
   *First Federal of Northern Michigan Bancorp, Inc....  32,874          122,127
   #First Financial Bancorp............................ 234,132        3,935,759
   #First Financial Bankshares, Inc.................... 125,182        4,236,159
    First Financial Corp...............................  50,699        1,520,970
    First Financial Holdings, Inc......................  46,803          540,107
  #*First Financial Northwest, Inc.....................  44,269          351,939
   *First Financial Service Corp.......................   5,202           18,207
    First Interstate BancSystem, Inc...................  20,952          295,214
   *First Investors Financial Services Group, Inc......   5,300           47,037
    First M&F Corp.....................................  10,824           47,193
   *First Marblehead Corp. (The)....................... 129,350          137,111
    First Merchants Corp............................... 105,395        1,299,520
    First Midwest Bancorp, Inc......................... 258,745        2,755,634
    First Pactrust Bancorp, Inc........................  24,783          272,365
   *First Place Financial Corp......................... 151,301           98,346
   *First Regional Bancorp.............................   2,300                1
  #*First South Bancorp, Inc...........................  20,886           90,019
  #*First United Corp..................................   9,289           76,634
   *First West Virginia Bancorp........................      61              982
    Firstbank Corp.....................................  10,400          103,480
   *FirstCity Financial Corp...........................  34,253          283,272
   #FirstMerit Corp.................................... 210,937        3,543,742
    Flagstone Reinsurance Holdings SA.................. 253,939        1,904,542
    Flushing Financial Corp............................ 121,417        1,582,064

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
    FNB Corp........................................... 556,320       $6,314,232
  #*FNB United Corp....................................     214            3,625
   *Forestar Group, Inc................................ 134,548        2,069,348
    Fox Chase Bancorp, Inc.............................  44,304          563,547
    Fulton Financial Corp.............................. 771,890        8,097,126
  #*FXCM, Inc..........................................   3,199           37,044
    GAINSCO, Inc.......................................     220            1,915
   #GAMCO Investors, Inc...............................  20,268          913,276
   #German American Bancorp, Inc.......................  29,868          568,687
    GFI Group, Inc..................................... 436,166        1,439,348
   #Glacier Bancorp, Inc............................... 284,660        4,241,434
   *Gleacher & Co., Inc................................ 266,821          277,494
   *Global Indemnity P.L.C.............................  60,537        1,090,271
    Gouverneur Bancorp, Inc............................   1,695           14,111
   #Great Southern Bancorp, Inc........................  40,656          977,370
  #*Green Dot Corp. Class A............................  60,375        1,593,296
   *Greene Bancshares, Inc.............................  67,817          111,898
   #Greenhill & Co., Inc...............................  29,695        1,153,651
   *Greenlight Capital Re, Ltd. Class A................ 122,828        3,058,417
   *Guaranty Bancorp................................... 185,106          360,957
   *Guaranty Federal Bancshares, Inc...................   2,800           23,128
   *Hallmark Financial Services, Inc...................  65,793          494,763
    Hampden Bancorp, Inc...............................   2,924           36,258
  #*Hampton Roads Bankshares, Inc......................   1,092            3,451
   *Hanmi Financial Corp...............................  35,180          366,927
    Hanover Insurance Group, Inc. (The)................  33,151        1,337,974
   #Harleysville Group, Inc............................  91,915        5,509,385
    Harleysville Savings Financial Corp................   1,615           28,424
   *Harris & Harris Group, Inc......................... 106,154          427,801
    Hawthorn Bancshares, Inc...........................     673            5,044
    Heartland Financial USA, Inc.......................  48,163          891,979
   *Heritage Commerce Corp.............................  43,678          294,390
    Heritage Financial Corp............................  36,030          471,993
    Heritage Financial Group, Inc......................   7,167           80,772
    HF Financial Corp..................................   8,198           98,376
   *HFF, Inc........................................... 143,266        2,340,966
   *Hilltop Holdings, Inc.............................. 199,997        1,585,976
    Hingham Institution for Savings....................   3,826          220,569
   *HMN Financial, Inc.................................  31,110           88,663
   *Home Bancorp, Inc..................................     810           14,062
    Home BancShares, Inc............................... 107,448        3,131,035
    Home Federal Bancorp, Inc..........................  47,652          466,513
   #Homeowners Choice, Inc.............................  39,153          548,534
    HopFed Bancorp, Inc................................   7,872           69,982
    Horace Mann Educators Corp......................... 167,338        2,936,782
   #Horizon Bancorp....................................   3,157           79,462
  #*Horizon Financial Corp.............................  41,963               76
    Hudson Valley Holding Corp.........................  27,981          512,892
   #IBERIABANK Corp.................................... 116,616        5,955,579
   *ICG Group, Inc..................................... 133,468        1,265,277
   *Imperial Capital Bancorp, Inc......................  80,645              282
    Independence Holding Co............................  76,440          812,557
   #Independent Bank Corp. (453836108).................  84,016        2,358,329
  #*Independent Bank Corp. (453838609).................  27,911          106,899
    Indiana Community Bancorp..........................   6,453          146,999
    Infinity Property & Casualty Corp..................  47,846        2,555,455
    Interactive Brokers Group, Inc. Class A............ 193,200        2,930,844
   *InterGroup Corp. (The).............................   1,860           35,414
    International Bancshares Corp...................... 249,431        4,921,274
    Internet Patents Corp..............................   1,533            5,013
   *Intervest Bancshares Corp. Class A.................  13,532           54,128

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
   *INTL. FCStone, Inc.................................  69,199       $1,487,778
   *Investment Technology Group, Inc................... 141,126        1,439,485
  #*Investors Bancorp, Inc............................. 465,636        7,189,420
   *Investors Capital Holdings, Ltd....................     615            2,595
    Investors Title Co.................................   5,458          278,194
   *Jacksonville Bancorp, Inc..........................   1,615            4,215
   *Janus Capital Group, Inc........................... 124,167          941,186
   *Jefferson Bancshares, Inc..........................     427              865
    JMP Group, Inc.....................................  74,354          550,963
    Kaiser Federal Financial Group, Inc................  17,350          242,726
   #KBW, Inc........................................... 129,833        2,212,354
    Kearny Financial Corp.............................. 154,785        1,501,414
    Kemper Corp........................................ 230,906        6,924,871
   #Kennedy-Wilson Holdings, Inc.......................  66,362          933,050
    Kentucky First Federal Bancorp.....................  11,174           97,772
   *Knight Capital Group, Inc.......................... 387,190        5,087,677
    Lake Shore Bancorp, Inc............................     537            5,370
    Lakeland Bancorp, Inc..............................  93,758          856,948
    Lakeland Financial Corp............................  61,425        1,599,507
    Landmark Bancorp, Inc..............................   4,029           82,554
    Life Partners Holdings, Inc........................  59,461          161,734
    LNB Bancorp, Inc...................................  32,149          212,183
   *Louisiana Bancorp, Inc.............................   1,387           22,469
   *LSB Financial Corp.................................     291            4,947
   *Macatawa Bank Corp................................. 110,466          374,480
   *Magyar Bancorp, Inc................................   1,800            8,622
    Maiden Holdings, Ltd............................... 208,296        1,728,857
    MainSource Financial Group, Inc....................  70,235          821,047
   *Malvern Federal Bancorp, Inc.......................   2,423           20,596
   #MarketAxess Holdings, Inc.......................... 142,346        4,883,891
    Marlin Business Services Corp......................  38,283          561,994
   *Maui Land & Pineapple Co., Inc.....................  16,899           66,751
    Mayflower Bancorp, Inc.............................   2,666           23,221
  #*Mays (J.W.), Inc...................................     200            3,660
   #MB Financial, Inc.................................. 207,717        4,293,510
  #*MBIA, Inc.......................................... 695,386        7,009,491
   *MBT Financial Corp.................................  12,007           36,501
    MCG Capital Corp................................... 314,211        1,316,544
    Meadowbrook Insurance Group, Inc................... 181,899        1,606,168
    Medallion Financial Corp...........................  63,925          698,700
  #*Mercantile Bank Corp...............................   9,295          138,867
    Merchants Bancshares, Inc..........................  27,552          740,598
   *Meridian Interstate Bancorp, Inc...................  29,942          401,223
    Meta Financial Group, Inc..........................  10,434          219,844
   *Metro Bancorp, Inc.................................  84,977          983,184
   *MetroCorp Bancshares, Inc..........................  18,795          216,142
  #*MGIC Investment Corp............................... 667,309        2,308,889
    MicroFinancial, Inc................................  29,128          198,070
    Mid Penn Bancorp, Inc..............................   2,649           26,252
    MidSouth Bancorp, Inc..............................  16,828          237,275
    MidWestOne Financial Group, Inc....................     741           15,487
    Montpelier Re Holdings, Ltd........................ 263,090        5,398,607
    MSB Financial Corp.................................   1,000            6,000
    MutualFirst Financial, Inc.........................  10,911          110,310
   *National Financial Partners Corp................... 165,484        2,440,889
    National Interstate Corp...........................  48,085        1,154,040
   #National Penn Bancshares, Inc...................... 602,220        5,552,468
    National Western Life Insurance Co. Class A........   4,334          589,684
    Naugatuck Valley Financial Corp....................   1,596           11,922
   *Navigators Group, Inc. (The).......................  60,170        2,858,075
    NBT Bancorp, Inc................................... 130,393        2,679,576

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
    Nelnet, Inc. Class A............................... 139,904       $3,612,321
  #*Netspend Holdings, Inc.............................   9,091           69,364
   *New Century Bancorp, Inc...........................   2,400           10,368
    New England Bancshares, Inc........................   3,079           33,130
    New Hampshire Thrift Bancshares, Inc...............   8,785          113,766
   *NewBridge Bancorp..................................  22,366           97,516
   *Newport Bancorp, Inc...............................   3,732           51,315
   *NewStar Financial, Inc............................. 177,834        2,110,890
   #Nicholas Financial, Inc............................   4,051           53,595
    North Central Bancshares, Inc......................   1,700           51,697
   *North Valley Bancorp...............................     377            4,743
   #Northeast Bancorp..................................     493            5,140
    Northeast Community Bancorp, Inc...................  11,679           68,089
   #Northfield Bancorp, Inc............................ 112,784        1,574,465
    Northrim Bancorp, Inc..............................  15,577          341,759
    Northway Financial, Inc............................   5,028           63,478
    Northwest Bancshares, Inc.......................... 400,993        4,940,234
    Norwood Financial Corp.............................   1,785           48,195
    Ocean Shore Holding Co.............................   3,443           39,422
    OceanFirst Financial Corp..........................  73,618        1,072,614
   *Ocwen Financial Corp............................... 426,632        6,361,083
    Ohio Valley Banc Corp..............................   6,595          125,305
   #Old National Bancorp............................... 379,003        4,858,818
  #*Old Second Bancorp, Inc............................  46,326           75,511
   *OmniAmerican Bancorp, Inc..........................   5,482          109,914
    OneBeacon Insurance Group, Ltd. Class A............  91,634        1,303,952
    Oppenheimer Holdings, Inc. Class A.................  23,077          393,694
    Oriental Financial Group, Inc...................... 149,367        1,765,518
    Oritani Financial Corp............................. 212,468        3,148,776
    Osage Bancshares, Inc..............................   2,300           17,308
  #*Pacific Capital Bancorp............................  30,989        1,411,549
    Pacific Continental Corp...........................  64,785          575,939
   *Pacific Mercantile Bancorp.........................   3,526           21,050
   *Pacific Premier Bancorp, Inc.......................   8,622           67,079
    PacWest Bancorp.................................... 142,099        3,384,798
   #Park National Corp.................................  60,991        4,101,645
   *Park Sterling Corp.................................   6,748           31,783
   *Patriot National Bancorp...........................   3,100            5,456
    Peapack-Gladstone Financial Corp...................  34,320          522,694
   #Penns Woods Bancorp, Inc...........................  16,145          636,759
  #*Penson Worldwide, Inc..............................  49,267           23,993
    Peoples Bancorp....................................     555            9,990
    Peoples Bancorp of North Carolina..................   3,975           32,615
   #Peoples Bancorp, Inc...............................  29,963          551,020
  #*PHH Corp........................................... 214,066        3,318,023
   *Phoenix Cos, Inc. (The)............................ 344,617          723,696
   *PICO Holdings, Inc.................................  85,442        2,051,462
    Pinnacle Bancshares, Inc...........................      35              360
   *Pinnacle Financial Partners, Inc................... 151,916        2,780,063
   *Piper Jaffray Cos., Inc............................  66,404        1,610,297
    Platinum Underwriters Holdings, Ltd................ 147,146        5,388,487
    Porter Bancorp, Inc................................   9,708           19,416
   *Preferred Bank.....................................   2,339           29,050
   *Premier Financial Bancorp, Inc.....................   9,271           72,128
    Presidential Life Corp.............................  97,927        1,133,995
    Primerica, Inc..................................... 105,503        2,767,344
   *Primus Guaranty, Ltd...............................  52,225          349,907
  #*Princeton National Bancorp, Inc....................   5,131            8,056
   #PrivateBancorp, Inc................................ 267,007        4,200,020
    ProAssurance Corp..................................  11,394        1,003,697
   #Prosperity Bancshares, Inc......................... 159,057        7,420,009

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
   #Protective Life Corp............................... 130,443       $3,816,762
    Provident Financial Holdings, Inc..................  31,333          338,083
    Provident Financial Services, Inc.................. 244,573        3,595,223
    Provident New York Bancorp......................... 156,512        1,320,961
    Prudential Bancorp, Inc. of Pennsylvania...........   8,148           44,895
   #Pulaski Financial Corp.............................  39,714          297,855
    Pzena Investment Management, Inc. Class A..........  31,381          184,834
    QC Holdings, Inc...................................  67,835          278,124
   #Radian Group, Inc.................................. 466,486        1,455,436
  .*Rainier Pacific Financial Group, Inc............... 104,438               --
    Renasant Corp......................................  87,884        1,406,144
    Republic Bancorp, Inc. Class A.....................  73,927        1,739,502
   *Republic First Bancorp, Inc........................  21,386           46,194
    Resource America, Inc. Class A.....................  64,597          451,533
   *Riverview Bancorp, Inc.............................  37,965           66,439
   #RLI Corp...........................................  82,244        5,664,967
    Rockville Financial, Inc...........................  95,693        1,120,565
   *Rodman & Renshaw Capital Group, Inc................  84,493           61,680
   #Roma Financial Corp................................  64,952          613,147
   *Royal Bancshares of Pennsylvania, Inc. Class A.....   8,295           12,442
   *Rurban Financial Corp..............................     790            3,792
   #S&T Bancorp, Inc................................... 140,133        2,623,290
   #S.Y. Bancorp, Inc..................................  46,431        1,077,199
   *Safeguard Scientifics, Inc.........................  80,505        1,317,062
    Safety Insurance Group, Inc........................  58,414        2,327,798
    Salisbury Bancorp, Inc.............................   2,458           61,438
    Sandy Spring Bancorp, Inc..........................  87,950        1,583,980
   *Savannah Bancorp, Inc. (The).......................   1,200            6,120
    SCBT Financial Corp................................  51,534        1,772,254
    SeaBright Holdings, Inc............................  81,242          730,366
   *Seacoast Banking Corp. of Florida..................  92,561          149,949
    Selective Insurance Group, Inc..................... 211,260        3,694,937
    Shore Bancshares, Inc..............................  16,489          105,530
    SI Financial Group, Inc............................   5,705           65,608
   #Sierra Bancorp.....................................  35,275          323,119
    Simmons First National Corp. Class A...............  65,355        1,590,741
    Somerset Hills Bancorp.............................     636            5,543
    South Street Financial Corp........................     400            2,310
   *Southcoast Financial Corp..........................      10               24
   *Southern Community Financial Corp..................  57,808          161,862
   *Southern Connecticut Bancorp, Inc..................   3,600            6,624
   *Southern First Bancshares, Inc.....................   2,761           23,745
    Southern Missouri Bancorp, Inc.....................   1,107           27,254
    Southern National Bancorp of Virginia, Inc.........     493            3,402
   #Southside Bancshares, Inc..........................  65,384        1,333,823
   *Southwest Bancorp, Inc.............................  63,617          578,279
    Southwest Georgia Financial Corp...................   1,844           15,333
  #*St. Joe Co. (The).................................. 124,833        2,225,772
    StanCorp Financial Group, Inc......................  57,883        2,221,550
    State Auto Financial Corp.......................... 123,569        1,770,744
    StellarOne Corp....................................  80,412        1,005,954
    Sterling Bancorp................................... 115,678        1,100,098
  #*Sterling Financial Corp............................   1,668           32,393
   #Stewart Information Services Corp..................  75,674        1,113,921
  #*Stifel Financial Corp.............................. 186,209        6,781,732
   *Stratus Properties, Inc............................  26,622          241,861
  #*Suffolk Bancorp....................................  26,032          309,260
    Summit State Bank..................................     195            1,217
  #*Sun Bancorp, Inc................................... 235,342          680,138
   *Superior Bancorp...................................   2,868                6
    Susquehanna Bancshares, Inc........................ 620,423        6,433,789

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
                                                        SHARES          VALUE+
                                                        -------       ----------
Financials -- (Continued)
   *Sussex Bancorp.....................................   7,518       $   37,853
  #*SVB Financial Group................................  96,181        6,164,240
    SWS Group, Inc.....................................  72,807          410,631
    Symetra Financial Corp............................. 121,402        1,476,248
  #*Taylor Capital Group, Inc..........................  59,092          822,561
   #TCF Financial Corp.................................  55,218          633,350
    Teche Holding Co...................................   5,917          220,882
   *Tejon Ranch Co..................................... 130,526        3,897,506
    Territorial Bancorp, Inc...........................  39,033          847,797
   #Teton Advisors, Inc................................     311            5,380
  #*Texas Capital Bancshares, Inc...................... 149,825        5,649,901
    TF Financial Corp..................................   7,379          184,475
    Thomas Properties Group, Inc....................... 225,505        1,100,464
   *TIB Financial Corp.................................     359            4,997
   *TierOne Corp.......................................  90,019              135
   *Timberland Bancorp, Inc............................  76,238          388,051
   #Tompkins Financial Corp............................  32,385        1,225,772
   *Tower Financial Corp...............................   3,098           32,653
    Tower Group, Inc................................... 154,188        3,327,377
   #TowneBank..........................................  86,795        1,130,071
   *Tree.com, Inc......................................  28,739          229,912
  .*Trenwick Group, Ltd................................  11,975               --
   #TriCo Bancshares...................................  47,972          788,660
    TrustCo Bank Corp.................................. 304,335        1,664,712
   #Trustmark Corp..................................... 250,090        6,364,790
   *Two Rivers Water Co................................     247              269
   #UMB Financial Corp................................. 153,052        7,354,149
    Umpqua Holdings Corp............................... 455,948        6,036,752
   *Unico American Corp................................  11,600          136,068
    Union Bankshares, Inc..............................   2,252           42,743
    Union First Market Bankshares Corp.................  83,487        1,165,479
   *United Bancshares, Inc. (909458101)................     900            7,290
   #United Bancshares, Inc. (909907107)................ 200,803        5,307,223
   *United Community Banks, Inc........................  53,512          503,548
   *United Community Financial Corp.................... 474,889          764,571
    United Financial Bancorp, Inc......................  60,807          975,344
    United Fire Group, Inc............................. 107,159        1,845,278
  #*United Security Bancshares.........................  26,140           65,088
   *Unity Bancorp, Inc.................................   8,514           52,531
    Universal Insurance Holdings, Inc.................. 150,949          624,929
    Univest Corp. of Pennsylvania......................  57,729          929,437
   #Valley National Bancorp............................  49,231          620,311
    ViewPoint Financial Group, Inc..................... 141,961        2,258,600
   *Virginia Commerce Bancorp, Inc..................... 105,117          823,066
   *Virtus Investment Partners, Inc....................  22,367        1,887,775
    VIST Financial Corp................................   7,829           91,599
    VSB Bancorp, Inc...................................   1,037           11,137
   *Walker & Dunlop, Inc...............................   1,955           25,513
    Washington Banking Co..............................  55,356          771,663
    Washington Federal, Inc............................ 396,101        6,947,612
    Washington Trust Bancorp, Inc......................  61,913        1,465,481
   *Waterstone Financial, Inc..........................  16,337           51,462
    Wayne Savings Bancshares, Inc......................   2,043           17,856
   #Webster Financial Corp............................. 334,519        7,603,617
    WesBanco, Inc......................................  98,505        2,017,382
    West Bancorporation, Inc...........................  60,818          583,853
   *West Coast Bancorp.................................  67,064        1,310,431
   #Westamerica Bancorporation......................... 110,560        5,071,387
   *Western Alliance Bancorp........................... 311,556        2,735,462
    Westfield Financial, Inc........................... 106,406          794,853
    Westwood Holdings Group, Inc.......................  23,319          857,673

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
                                                      SHARES           VALUE+
                                                      -------       ------------
Financials -- (Continued)
    White River Capital, Inc.........................   2,320       $     52,432
   *Wilshire Bancorp, Inc............................ 113,430            607,985
   #Wintrust Financial Corp.......................... 135,046          4,879,212
  #*World Acceptance Corp............................  59,244          3,940,318
   *WSB Holdings, Inc................................   8,331             28,534
    WSFS Financial Corp..............................   1,318             52,601
    WVS Financial Corp...............................   4,423             34,190
   *Yadkin Valley Financial Corp.....................  37,880            123,489
   *ZipRealty, Inc................................... 103,092            140,205
                                                                    ------------
Total Financials.....................................                652,274,677
                                                                    ------------
Health Care -- (8.3%)
   *Abaxis, Inc......................................  42,127          1,500,564
  #*ABIOMED, Inc.....................................  93,684          2,279,332
   *Acadia Healthcare Co., Inc.......................   8,477            135,293
   *Acadia Pharmaceuticals, Inc......................  63,300             94,950
  #*Accelr8 Technology Corp..........................   9,013             24,876
  #*Access Pharmaceuticals, Inc......................   5,300              5,777
   *Accuray, Inc..................................... 277,132          2,133,916
  #*Achillion Pharmaceuticals, Inc...................  73,514            488,868
   *Adcare Health Systems, Inc.......................  12,693             45,822
   *Addus HomeCare Corp..............................   5,661             26,154
  #*Adeona Pharmaceuticals, Inc......................  13,232             23,421
   *ADVENTRX Pharmaceuticals, Inc....................  76,900             45,217
  #*Affymax, Inc..................................... 141,991          1,861,502
   *Affymetrix, Inc.................................. 290,651          1,284,677
   *Air Methods Corp.................................  53,548          4,503,922
  #*Akorn, Inc....................................... 134,446          1,630,830
   *Albany Molecular Research, Inc................... 125,048            398,903
   *Alere, Inc.......................................     239              5,710
   *Alexza Pharmaceuticals, Inc......................  18,424             11,423
  #*Align Technology, Inc............................ 286,722          9,091,955
   *Alkermes P.L.C................................... 314,679          5,443,947
   *Alliance HealthCare Services, Inc................ 168,641            231,038
   *Allied Healthcare Products, Inc..................  13,770             45,097
   *Allos Therapeutics, Inc.......................... 257,338            468,355
   *Almost Family, Inc...............................  32,196            784,938
   *Alnylam Pharmaceuticals, Inc.....................  75,473            859,637
   *Alphatec Holdings, Inc........................... 255,458            556,898
   *AMAG Pharmaceuticals, Inc........................  61,481            962,792
   *Amedisys, Inc....................................  99,614          1,467,314
   *American Caresource Holding, Inc.................  10,975              5,707
   *American Learning Corp...........................   1,000                974
   *American Shared Hospital Services................  10,189             33,573
  #*Amicus Therapeutics, Inc.........................   9,601             46,853
   *AMN Healthcare Services, Inc..................... 146,946            986,008
   *Amsurg Corp...................................... 125,369          3,605,612
    Analogic Corp....................................  50,300          3,430,963
   *Angeion Corp.....................................     215              1,199
   *AngioDynamics, Inc...............................  98,315          1,217,140
   *Anika Therapeutics, Inc..........................  54,675            932,755
   *ARCA Biopharma, Inc..............................  26,243             18,370
  #*Ariad Pharmaceuticals, Inc....................... 375,965          6,128,229
   *Arqule, Inc...................................... 139,374            982,587
   *Array BioPharma, Inc.............................  91,437            319,115
    Arrhythmia Research Technology, Inc..............   9,581             29,222
   *ArthroCare Corp.................................. 109,738          2,739,060
    Assisted Living Concepts, Inc....................  74,323          1,331,125
   *Astex Pharmaceuticals, Inc....................... 218,952            385,356
   *AtriCure, Inc....................................  30,832            252,822
    Atrion Corp......................................   8,847          2,040,472

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CONTINUED


                                                              SHARES    VALUE+
                                                              ------- ----------
Health Care -- (Continued)
  #*Authentidate Holding Corp................................  83,069 $   63,132
  #*AVANIR Pharmaceuticals, Inc. Class A.....................  41,773    127,408
   *AVEO Pharmaceuticals, Inc................................ 127,363  1,464,674
   *Bioanalytical Systems, Inc...............................   5,617      7,414
   *BioClinica, Inc..........................................  50,326    292,394
   *BioCryst Pharmaceuticals, Inc............................  76,600    277,292
   *BioMimetic Therapeutics, Inc.............................  15,946     42,576
  #*Bio-Reference Labs, Inc..................................  92,992  1,982,589
   *BioScrip, Inc............................................ 228,698  1,694,652
  #*BioSpecifics Technologies Corp...........................  10,491    154,742
  #*Bovie Medical Corp.......................................  54,539    150,528
  #*BSD Medical Corp.........................................  56,629    111,559
   *Cambrex Corp............................................. 123,875    802,710
    Cantel Medical Corp...................................... 106,796  2,507,570
   *Capital Senior Living Corp............................... 144,185  1,397,153
   *Capstone Therapeutics Corp............................... 102,663     19,506
   *Cardica, Inc.............................................  24,942     52,378
   *CardioNet, Inc...........................................  76,915    216,900
   *Catalyst Pharmaceutical Partners, Inc....................   6,701      6,768
   *Celldex Therapeutics, Inc................................ 180,365    822,464
  #*Celsion Corp.............................................  37,275     74,550
  #*Centene Corp............................................. 188,406  7,458,994
  #*Cepheid, Inc.............................................  16,935    650,473
  #*Cerus Corp...............................................  58,094    228,890
   *Charles River Laboratories International, Inc............ 156,379  5,556,146
   #Chemed Corp..............................................  82,580  4,982,877
   *Chindex International, Inc...............................   6,139     59,978
  #*Cleveland Biolabs, Inc...................................   7,404     14,364
   *Codexis, Inc.............................................  41,835    151,443
   *CombiMatrix Corp.........................................   9,590      9,974
    Computer Programs & Systems, Inc.........................  40,469  2,411,548
  #*Conceptus, Inc........................................... 124,684  2,340,319
    CONMED Corp.............................................. 102,695  2,936,050
  #*Conmed Healthcare Management, Inc........................     597      2,054
   #Cooper Cos., Inc. (The)..................................  79,025  6,967,634
   *Corcept Therapeutics, Inc................................  59,506    222,552
   *Cornerstone Therapeutics, Inc............................   8,840     52,156
   *Corvel Corp..............................................  44,875  1,951,614
   *Cross Country Healthcare, Inc............................ 107,306    494,681
   *CryoLife, Inc............................................ 101,007    534,327
  #*Cubist Pharmaceuticals, Inc.............................. 100,816  4,262,500
  #*Cumberland Pharmaceuticals, Inc.......................... 100,303    734,218
  #*Curis, Inc............................................... 169,658    812,662
   *Cutera, Inc..............................................  72,688    639,654
   *Cyberonics, Inc.......................................... 113,932  4,363,596
   *Cynosure, Inc. Class A...................................  39,412    814,646
  #*Cytokinetics, Inc........................................ 175,325    177,078
  #*Cytori Therapeutics, Inc.................................  21,386     50,685
    Daxor Corp...............................................  14,561    133,233
   *Depomed, Inc............................................. 209,955  1,278,626
   *DGT Holdings Corp........................................   1,700     15,937
   *Digirad Corp............................................. 120,709    264,353
   *Discovery Laboratories, Inc..............................   1,415      4,358
   *Durect Corp.............................................. 120,100     84,070
   *DUSA Pharmaceuticals, Inc................................  78,520    460,127
   *Dyax Corp................................................ 173,946    283,532
   *Dynacq Healthcare, Inc...................................  24,797     21,821
   *DynaVox, Inc. Class A....................................   1,698      4,177
   *Emergent Biosolutions, Inc............................... 133,859  1,882,058
  #*Emeritus Corp............................................ 158,426  2,724,927
   *Encision, Inc............................................   2,013      2,426

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CONTINUED


                                                       SHARES           VALUE+
                                                      ---------       ----------
Health Care -- (Continued)
   *Endologix, Inc...................................    12,605       $  188,823
    Ensign Group, Inc. (The).........................    77,272        2,063,935
   *EnteroMedics, Inc................................     3,200            9,440
   *Entremed, Inc....................................     9,289           18,206
   *Enzo Biochem, Inc................................   178,682          489,589
  #*Enzon Pharmaceuticals, Inc.......................   196,361        1,223,329
   *eResearch Technology, Inc........................   181,597        1,434,616
   *Escalon Medical Corp.............................     3,000            2,850
   *Exact Sciences Corp..............................    80,468          866,640
   *Exactech, Inc....................................    43,920          680,760
  #*Exelixis, Inc....................................       477            2,290
   *Five Star Quality Care, Inc......................   145,689          499,713
   *Furiex Pharmaceuticals, Inc......................    34,318          493,150
   *Galena Biopharma, Inc............................        84              102
   *GenMark Diagnostics, Inc.........................     1,378            6,311
  #*Genomic Health, Inc..............................    43,919        1,258,719
   *Gentiva Health Services, Inc.....................   110,630          916,016
   *GenVec, Inc......................................    24,138           66,138
  #*Geron Corp.......................................   165,706          278,386
   *Greatbatch, Inc..................................   126,014        2,934,866
  #*GTx, Inc.........................................    65,462          204,896
  #*Haemonetics Corp.................................   103,576        7,412,934
  #*Halozyme Therapeutics, Inc.......................    68,878          557,223
   *Hanger Orthopedic Group, Inc.....................   145,601        3,428,904
   *Harvard Bioscience, Inc..........................   128,794          513,888
  #*HealthSouth Corp.................................   325,525        7,288,505
   *HealthStream, Inc................................   100,258        2,297,913
   *Healthways, Inc..................................   118,351          789,401
   #Hill-Rom Holdings, Inc...........................    54,724        1,775,794
   *Hi-Tech Pharmacal Co., Inc.......................    53,221        1,734,472
  #*HMS Holdings Corp................................   206,320        4,964,059
   *Hooper Holmes, Inc............................... 1,113,795          707,260
   *iBio, Inc........................................    20,300           30,247
   *ICU Medical, Inc.................................    58,433        3,067,148
  #*Idenix Pharmaceuticals, Inc......................    92,646          812,505
  #*Idera Pharmaceuticals, Inc.......................   146,982          199,896
  #*Immunomedics, Inc................................   204,466          734,033
  #*Impax Laboratories, Inc..........................   265,747        6,545,349
  #*Incyte Corp......................................   230,189        5,220,687
  #*Infinity Pharmaceuticals, Inc....................    87,008        1,174,608
   *Integra LifeSciences Holdings Corp...............   100,010        3,723,372
   *IntegraMed America, Inc..........................    25,698          318,398
    Invacare Corp....................................   109,720        1,739,062
  #*IPC The Hospitalist Co...........................    53,294        2,047,023
   *Iridex Corp......................................     6,987           29,276
   *IRIS International, Inc..........................    69,437          908,236
  #*ISTA Pharmaceuticals, Inc........................   109,894          994,541
   *Jazz Pharmaceuticals P.L.C.......................   133,890        6,832,407
    Kensey Nash Corp.................................    31,035          882,325
    Kewaunee Scientific Corp.........................    10,235           85,411
   *Kindred Healthcare, Inc..........................   178,669        1,722,369
  #*K-V Pharmaceutical Co. Class A...................    85,825           98,699
  #*K-V Pharmaceutical Co. Class B...................    27,972           40,280
    Landauer, Inc....................................    40,371        2,128,359
  #*Lannet Co., Inc..................................    92,277          363,571
   *LCA-Vision, Inc..................................    64,839          479,809
    LeMaitre Vascular, Inc...........................    76,701          414,185
   *LHC Group, Inc...................................    63,114        1,117,749
   *LifePoint Hospitals, Inc.........................   193,204        7,538,820
   *Ligand Pharmaceuticals, Inc. Class B.............    14,829          200,340
   *Luminex Corp.....................................    92,075        2,305,558

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Health Care -- (Continued)
  #*Magellan Health Services, Inc...................... 122,809       $5,437,983
  #*MAP Pharmaceuticals, Inc...........................   6,584           84,407
  #*Masimo Corp........................................ 121,974        2,699,285
   *Maxygen, Inc....................................... 155,971          881,236
   *MedAssets, Inc..................................... 209,601        2,643,069
   *MedCath Corp.......................................  65,962          520,440
   *Medical Action Industries, Inc.....................  66,575          367,494
  #*Medicines Co. (The)................................ 351,538        7,765,474
  #*MediciNova, Inc....................................  19,329           57,987
   #Medicis Pharmaceutical Corp. Class A............... 202,645        7,795,753
   *Medidata Solutions, Inc............................  89,230        2,311,949
  #*Medivation, Inc....................................  44,271        3,580,638
   *Medtox Scientific, Inc.............................  34,456          761,478
  #*Merge Healthcare, Inc..............................  33,568          144,342
   #Meridian Bioscience, Inc...........................   8,504          174,757
   *Merit Medical Systems, Inc......................... 163,519        2,161,721
   *Metropolitan Health Networks, Inc.................. 174,825        1,307,691
   *Misonix, Inc.......................................  86,409          168,498
   *MModal, Inc........................................  77,624          990,482
   *Molina Healthcare, Inc............................. 182,768        4,687,999
  #*Momenta Pharmaceuticals, Inc....................... 153,644        2,439,867
  #*MWI Veterinary Supply, Inc.........................  30,517        2,880,805
   *Myrexis, Inc.......................................  38,558          116,445
   *Myriad Genetics, Inc............................... 338,879        8,814,243
   *Nabi Biopharmaceuticals............................ 148,090          247,310
   *Nanosphere, Inc....................................  83,500          147,795
    National Healthcare Corp...........................  40,081        1,827,694
    National Research Corp.............................  29,472        1,424,676
   *Natus Medical, Inc................................. 115,146        1,409,387
   *Neogen Corp........................................  70,256        2,739,281
  #*Neuralstem, Inc....................................  43,845           43,407
   *Neurocrine Biosciences, Inc........................ 288,401        2,142,819
   *NeurogesX, Inc.....................................   2,400            1,032
  #*Novavax, Inc.......................................  63,165           85,904
   *NuPathe, Inc.......................................     568            2,056
   *NuVasive, Inc...................................... 142,791        2,366,047
   *Obagi Medical Products, Inc........................  72,587          952,341
   *Omnicell, Inc...................................... 129,973        1,854,715
  #*OncoGenex Pharmaceutical, Inc......................  11,746          152,698
   *Opexa Therapeutics, Inc............................   1,600              992
   *OraSure Technologies, Inc.......................... 157,132        1,802,304
   *Orthofix International N.V.........................  71,641        2,953,042
  #*Osiris Therapeutics, Inc...........................  30,621          162,598
   #Owens & Minor, Inc................................. 140,715        4,114,507
   *Pain Therapeutics, Inc............................. 147,720          598,266
   *Palomar Medical Technologies, Inc..................  68,824          598,769
  #*Par Pharmaceutical Cos., Inc....................... 144,708        6,126,937
  #*PAREXEL International Corp......................... 251,680        6,780,259
   *PDI, Inc........................................... 119,189          966,623
   #PDL BioPharma, Inc................................. 557,425        3,506,203
   *Pernix Therapeutics Holdings, Inc..................  24,884          214,002
   *PharMerica Corp.................................... 101,178        1,200,983
  #*PhotoMedex, Inc....................................   4,216           64,884
  #*Pozen, Inc.........................................  75,209          500,892
   *Progenics Pharmaceuticals, Inc..................... 107,995        1,186,865
   *ProPhase Labs, Inc.................................  15,982           16,142
   *Providence Service Corp. (The).....................  59,779          840,493
   *pSivida Corp.......................................  72,613          167,010
  #*PSS World Medical, Inc............................. 210,097        5,027,621
    Psychemedics Corp..................................   6,901           67,975
   #Quality Systems, Inc...............................  90,753        3,394,162

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Health Care -- (Continued)
  #*Questcor Pharmaceuticals, Inc..................... 133,409       $ 5,990,064
  #*Quidel Corp....................................... 115,638         1,910,340
   *RadNet, Inc.......................................  96,962           299,613
   *Repligen Corp..................................... 140,880           621,281
  #*Repros Therapeutics, Inc..........................   6,764            28,544
   *Rigel Pharmaceuticals, Inc........................ 277,857         2,147,835
   *Rochester Medical Corp............................  43,346           436,061
  #*Rockwell Medical Technologies, Inc................  20,717           191,632
   *RTI Biologics, Inc................................ 215,280           753,480
  .*Rxi Pharmaceuticals Corp..........................      84                --
  #*Salix Pharmaceuticals, Ltd........................  73,971         3,654,167
  #*Sangamo Biosciences, Inc..........................  93,718           435,789
   *Santarus, Inc..................................... 187,386         1,193,649
   *SciClone Pharmaceuticals, Inc..................... 290,473         1,739,933
  #*Seattle Genetics, Inc............................. 170,755         3,375,826
  #*Select Medical Holdings Corp...................... 133,584         1,144,815
    Simulations Plus, Inc.............................  35,178           159,005
   *Skilled Healthcare Group, Inc. Class A............  70,976           544,386
   *Solta Medical, Inc................................ 154,207           501,173
    Span-American Medical System, Inc.................  12,193           200,575
   *Spectranetics Corp................................ 109,297         1,146,526
  #*Spectrum Pharmaceuticals, Inc..................... 229,634         2,441,009
   *SRI/Surgical Express, Inc.........................  16,574            62,484
  #*Staar Surgical Co.................................  79,542           872,576
   *StemCells, Inc....................................  10,349             9,687
   *Stereotaxis, Inc..................................  86,308            35,317
   #STERIS Corp....................................... 224,795         7,060,811
   *Strategic Diagnostics, Inc........................   1,950             3,471
   *Sucampo Pharmaceuticals, Inc. Class A.............  63,175           525,616
   *Sun Healthcare Group, Inc.........................  72,483           524,052
   *SunLink Health Systems, Inc.......................  20,792            25,574
  #*Sunrise Senior Living, Inc........................ 224,795         1,411,713
   *SurModics, Inc....................................  71,343         1,055,163
   *Symmetry Medical, Inc............................. 132,088           939,146
  #*Synageva BioPharma Corp...........................   3,327           126,359
   *Synta Pharmaceuticals Corp........................  48,524           211,079
   *Targacept, Inc....................................  15,209            72,243
   *Team Health Holdings, Inc......................... 220,653         4,752,866
  #*Telik, Inc........................................   3,580            11,134
   *Tenet Healthcare Corp............................. 143,470           744,609
   *Theragenics Corp.................................. 571,070           982,240
  #*Theravance, Inc...................................   6,351           137,436
  #*Thoratec Corp..................................... 319,166        11,110,168
  #*Threshold Pharmaceuticals, Inc....................  10,400            75,712
   *TranS1, Inc.......................................  68,197           242,099
  #*Transcept Pharmaceuticals, Inc....................  52,384           470,932
   *Triple-S Management Corp. Class B.................  78,110         1,644,997
    U.S. Physical Therapy, Inc........................  44,769         1,091,468
   *Universal American Corp........................... 283,977         2,606,909
  #*Urologix, Inc..................................... 122,426           132,220
  #*Uroplasty, Inc....................................  12,442            37,824
    Utah Medical Products, Inc........................  15,563           492,880
   *Vascular Solutions, Inc...........................  65,756           746,331
  #*VCA Antech, Inc................................... 276,947         6,552,566
   *Vical, Inc........................................  74,756           233,239
   *ViroPharma, Inc................................... 273,358         5,945,536
   *Vision-Sciences, Inc..............................   4,525             7,376
   *WellCare Health Plans, Inc........................ 179,775        10,998,634
   #West Pharmaceutical Services, Inc................. 133,295         5,984,946
   *Wright Medical Group, Inc......................... 153,051         2,851,340
  #*XenoPort, Inc.....................................  25,642           117,184

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Health Care -- (Continued)
    Young Innovations, Inc...........................  23,601       $    802,434
  #*Zalicus, Inc.....................................  22,623             23,754
                                                                    ------------
Total Health Care....................................                441,203,940
                                                                    ------------

Industrials -- (14.9%)
   #A.O. Smith Corp.................................. 152,330          7,250,908
   *A.T. Cross Co. Class A...........................  36,422            418,125
  #*A123 Systems, Inc................................ 361,188            368,412
   #AAON, Inc........................................  96,148          1,961,419
    AAR Corp......................................... 141,940          2,192,973
   #ABM Industries, Inc.............................. 220,961          5,143,972
  #*Acacia Research Corp............................. 142,096          5,825,936
   *ACCO Brands Corp................................. 237,742          2,496,291
   *Accuride Corp....................................   2,117             15,348
    Aceto Corp....................................... 113,681          1,023,129
    Acorn Energy, Inc................................  67,967            848,908
   *Active Power, Inc................................ 390,584            345,667
   #Actuant Corp. Class A............................ 293,042          7,991,255
   #Acuity Brands, Inc...............................  41,150          2,286,705
   *Adept Technology, Inc............................  63,689            370,670
  #*Advisory Board Co. (The).........................  67,570          6,159,681
   *Aegion Corp...................................... 135,640          2,475,430
   *AeroCentury Corp.................................   2,989             32,461
   *Aerosonic Corp...................................   7,498             25,793
   *Aerovironment, Inc...............................  91,601          2,227,736
   *Air Transport Services Group, Inc................ 226,066          1,198,150
    Aircastle, Ltd................................... 213,426          2,593,126
    Alamo Group, Inc.................................  45,739          1,540,490
   *Alaska Air Group, Inc............................ 197,096          6,661,845
    Albany International Corp. Class A............... 115,531          2,781,986
   #Alexander & Baldwin, Inc......................... 163,316          8,355,247
  #*Allegiant Travel Co..............................  77,257          4,539,621
   #Alliant Techsystems, Inc.........................  13,056            695,885
  .*Allied Defense Group, Inc........................  59,074            317,818
    Allied Motion Technologies, Inc..................  12,558            101,092
   *Altra Holdings, Inc.............................. 103,722          1,896,038
    Amerco, Inc......................................  70,753          7,106,431
   *Ameresco, Inc....................................  55,591            677,654
   *American Railcar Industries, Inc.................  88,999          2,401,193
   *American Reprographics Co........................ 151,542            827,419
    American Science & Engineering, Inc..............  36,359          2,374,606
   *American Superconductor Corp.....................     408              1,685
    American Woodmark Corp...........................  39,756            713,620
    Ampco-Pittsburgh Corp............................  36,840            684,487
   *AMREP Corp.......................................   6,950             54,001
    Apogee Enterprises, Inc.......................... 107,232          1,647,084
    Applied Industrial Technologies, Inc............. 177,380          6,969,260
   #Argan, Inc.......................................  27,772            404,916
    Arkansas Best Corp............................... 100,140          1,536,148
   *Arotech Corp.....................................  33,040             39,318
    Art's-Way Manufacturing Co., Inc.................     400              2,736
  #*Ascent Solar Technologies, Inc................... 100,796             65,618
   *Asset Acceptance Capital Corp....................  98,998            526,669
    Asta Funding, Inc................................  47,251            400,688
   *Astec Industries, Inc............................  90,454          2,830,306
   *Astronics Corp...................................  35,445          1,125,379
  #*Astronics Corp. Class B..........................  10,679            334,359
  #*Atlas Air Worldwide Holdings, Inc................  96,923          4,463,304
   *Avalon Holding Corp. Class A.....................  41,336            235,615
  #*Avis Budget Group, Inc........................... 424,849          5,591,013
    AZZ, Inc.........................................  50,107          2,591,033

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
    Baltic Trading, Ltd................................   4,731       $   21,999
   #Barnes Group, Inc.................................. 224,390        5,923,896
    Barrett Business Services, Inc.....................  39,230          776,754
   *Beacon Roofing Supply, Inc......................... 188,042        5,018,841
   #Belden, Inc........................................ 192,587        6,698,176
   *Blount International, Inc.......................... 199,549        3,226,707
   *BlueLinx Holdings, Inc.............................  87,969          241,915
   *BNS Holding, Inc. Class A..........................     201           80,601
   #Brady Corp. Class A................................ 195,007        6,051,067
  #*Breeze-Eastern Corp................................  34,691          281,864
   #Briggs & Stratton Corp............................. 197,100        3,567,510
   #Brink's Co. (The).................................. 193,187        4,906,950
   *Builders FirstSource, Inc.......................... 145,516          606,802
   *CAI International, Inc.............................  72,647        1,500,887
    Cascade Corp.......................................  45,393        2,136,648
   *Casella Waste Systems, Inc. Class A................ 118,214          712,830
  #*CBIZ, Inc.......................................... 191,220        1,160,705
    CDI Corp...........................................  65,613        1,163,975
   #CECO Environmental Corp............................  62,933          516,051
    Celadon Group, Inc.................................  92,327        1,443,071
  #*Cenveo, Inc........................................  78,722          225,145
    Ceradyne, Inc......................................  92,613        2,344,961
   *Champion Industries, Inc...........................   9,213            7,831
   *Chart Industries, Inc.............................. 117,013        8,943,304
    Chicago Rivet & Machine Co.........................   2,523           47,432
    CIRCOR International, Inc..........................  68,142        2,120,579
   #CLAROC, Inc........................................ 105,425        5,062,508
   *Coleman Cable, Inc.................................  23,796          202,266
  #*Colfax Corp........................................ 176,015        5,965,148
   *Columbus McKinnon Corp.............................  73,213        1,085,749
    Comfort Systems USA, Inc........................... 145,930        1,543,939
   *Command Security Corp..............................   3,850            4,774
   *Commercial Vehicle Group, Inc...................... 173,522        1,846,274
   *Competitive Technologies, Inc......................  25,804           20,643
    CompX International, Inc...........................   9,814          131,802
   *Conrad Industries, Inc.............................   6,600          117,678
   *Consolidated Graphics, Inc.........................  44,032        1,760,840
   #Con-way, Inc....................................... 229,569        7,460,992
    Corporate Executive Board Co....................... 135,482        5,604,890
  #*CoStar Group, Inc..................................  76,140        5,549,845
    Courier Corp.......................................  40,000          410,800
    Covanta Holding Corp...............................  25,697          412,437
   *Covenant Transportation Group, Inc. Class A........ 158,118          523,371
   *CPI Aerostructures, Inc............................  23,766          384,772
   *CRA International, Inc.............................  38,940          796,323
   #Cubic Corp......................................... 106,215        4,910,319
    Curtiss-Wright Corp................................ 187,091        6,602,441
   #Deluxe Corp........................................ 212,185        5,052,125
  #*DigitalGlobe, Inc.................................. 164,089        2,013,372
   *Dolan Co. (The).................................... 109,295          875,453
  #*Dollar Thrifty Automotive Group, Inc...............  67,632        5,468,724
    Douglas Dynamics, Inc..............................  54,435          769,167
   *Ducommun, Inc......................................  37,724          445,143
   *DXP Enterprises, Inc...............................  57,959        2,513,682
   *Dycom Industries, Inc.............................. 144,702        3,384,580
    Dynamic Materials Corp.............................  53,878          984,890
  #*Eagle Bulk Shipping, Inc........................... 238,856          391,724
    Eastern Co. (The)..................................  20,021          485,509
    Ecology & Environment, Inc. Class A................  10,494          158,145
   #EMCOR Group, Inc................................... 272,700        7,995,564
   *Encore Capital Group, Inc..........................  93,616        2,218,699

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
    Encore Wire Corp...................................  93,787       $2,390,631
  #*Energy Recovery, Inc............................... 146,098          306,806
   *EnergySolutions, Inc............................... 312,735        1,316,614
  #*EnerNOC, Inc.......................................  15,559           93,510
  #*EnerSys............................................ 195,387        6,828,776
    Ennis, Inc.........................................  96,027        1,513,386
   *EnPro Industries, Inc..............................  80,244        3,322,904
   *Environmental Tectonics Corp.......................   7,400           10,360
    ESCO Technologies, Inc............................. 103,420        3,557,648
    Espey Manufacturing & Electronics Corp.............  10,139          254,894
   *Esterline Technologies Corp........................ 111,907        7,664,510
  #*Excel Maritime Carriers, Ltd....................... 290,639          543,495
   *Exelis, Inc........................................   1,936           22,322
   *Exponent, Inc......................................  54,748        2,616,954
   *Federal Signal Corp................................ 230,242        1,188,049
  #*Flanders Corp......................................  59,997          263,987
   *Flow International Corp............................ 193,117          793,711
    Forward Air Corp................................... 118,637        4,007,558
   *Franklin Covey Co.................................. 113,617        1,055,502
    Franklin Electric Co., Inc.........................  88,297        4,428,095
    FreightCar America, Inc............................  44,918          970,229
   *Frozen Food Express Industries..................... 155,948          204,292
  #*FTI Consulting, Inc................................ 163,383        5,937,338
   *Fuel Tech, Inc.....................................  92,512          428,331
   *Furmanite Corp..................................... 138,395          866,353
    G & K Services, Inc. Class A.......................  69,703        2,290,441
    GATX Corp.......................................... 178,992        7,673,387
  #*Genco Shipping & Trading, Ltd...................... 121,750          651,362
   *Gencor Industries, Inc.............................   5,287           37,273
  #*GenCorp, Inc....................................... 205,403        1,411,119
  #*Generac Holdings, Inc.............................. 176,368        4,246,941
   *General Cable Corp................................. 190,132        5,597,486
  #*Genesee & Wyoming, Inc.............................  44,000        2,372,040
  #*Geo Group, Inc. (The).............................. 224,877        4,657,203
   *GeoEye, Inc........................................  79,900        1,831,308
   *Gibraltar Industries, Inc.......................... 117,292        1,585,788
   *Global Power Equipment Group, Inc..................  40,197        1,005,327
    Gorman-Rupp Co. (The)..............................  77,132        2,221,402
   *GP Strategies Corp.................................  72,575        1,217,808
    Graham Corp........................................  41,508          916,497
    Granite Construction, Inc.......................... 151,789        4,225,806
    Great Lakes Dredge & Dock Corp..................... 229,459        1,700,291
   *Greenbrier Cos., Inc............................... 107,128        1,847,958
    Griffon Corp....................................... 221,011        2,190,219
   *H&E Equipment Services, Inc........................ 142,306        2,746,506
    Hardinge, Inc......................................  45,723          515,755
   *Harsco Corp........................................  14,907          332,426
   *Hawaiian Holdings, Inc............................. 191,891        1,086,103
   #Healthcare Services Group, Inc..................... 208,322        4,420,593
   #Heartland Express, Inc............................. 348,990        4,826,532
   #HEICO Corp.........................................  80,484        3,245,105
    HEICO Corp. Class A................................ 112,840        3,636,833
    Heidrick & Struggles International, Inc............  73,397        1,431,242
   *Heritage-Crystal Clean, Inc........................   7,573          160,169
   #Herman Miller, Inc................................. 207,974        4,061,732
  #*Hexcel Corp........................................ 299,983        8,213,535
   *Hill International, Inc............................ 142,015          505,573
   #HNI Corp........................................... 178,579        4,307,325
  #*Hoku Corp.......................................... 103,928           40,532
  #*Horizon Lines, Inc. Class A........................   4,998           13,295
    Houston Wire & Cable Co............................  81,911        1,006,686

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

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CONTINUED


                                                       SHARES           VALUE+
                                                      ---------       ----------
Industrials -- (Continued)
  #*Hub Group, Inc. Class A..........................   149,059       $5,217,065
   *Hudson Highland Group, Inc.......................   116,605          634,331
   *Hudson Technologies, Inc.........................     3,900           12,324
  #*Huntington Ingalls Industries, Inc...............    22,673          894,450
   *Hurco Cos., Inc..................................    24,039          632,947
   *Huron Consulting Group, Inc......................    90,460        3,187,810
   *Huttig Building Products, Inc....................   100,706          130,918
   *ICF International, Inc...........................    78,428        1,955,994
  #*II-VI, Inc.......................................   240,751        4,913,728
  #*InnerWorkings, Inc...............................   183,347        2,110,324
   *Innotrac Corp....................................    16,000           20,560
   *Innovative Solutions & Support, Inc..............    46,017          187,749
    Insperity, Inc...................................   103,996        2,835,971
   #Insteel Industries, Inc..........................    63,315          719,892
   *Integrated Electrical Services, Inc..............    30,483          134,735
   *Intelligent Systems Corp.........................    32,937           56,322
    Interface, Inc. Class A..........................   166,331        2,355,247
   *Interline Brands, Inc............................   115,861        2,437,715
    International Shipholding Corp...................    18,655          394,740
    Intersections, Inc...............................    67,979          817,787
   #ITT Corp.........................................    79,940        1,795,452
  #*JetBlue Airways Corp............................. 1,101,738        5,233,256
    John Bean Technologies Corp......................   116,100        1,856,439
   *JPS Industries, Inc..............................     8,700           57,855
   *Kadant, Inc......................................    37,897          980,395
    Kaman Corp.......................................   104,879        3,605,740
  #*KAR Auction Services, Inc........................    48,694          895,970
    Kaydon Corp......................................   131,313        3,221,108
    Kelly Services, Inc..............................       350            6,300
    Kelly Services, Inc. Class A.....................   121,550        1,700,484
   *Key Technology, Inc..............................    20,756          271,281
   *Kforce, Inc......................................   150,860        2,182,944
    Kimball International, Inc. Class B..............   110,999          758,123
   #Knight Transportation, Inc.......................   336,058        5,518,072
    Knoll, Inc.......................................   206,268        3,050,704
   *Korn/Ferry International.........................   186,523        3,012,346
  #*Kratos Defense & Security Solutions, Inc.........   116,901          648,801
    KSW, Inc.........................................    20,184           79,525
    L.B. Foster Co. Class A..........................    38,836        1,041,193
    L.S. Starrett Co. Class A........................    24,736          319,094
   #Lawson Products, Inc.............................    33,760          491,546
   *Layne Christensen Co.............................    75,129        1,543,901
   #Lennox International, Inc........................    35,043        1,520,866
    Lindsay Corp.....................................    51,055        3,409,963
   *LMI Aerospace, Inc...............................    47,453          867,915
    LSI Industries, Inc..............................    86,286          591,059
   *Luna Innovations, Inc............................     6,456           10,975
   *Lydall, Inc......................................    60,741          640,818
   *Magnetek, Inc....................................    38,959          744,117
   *Manitex International, Inc.......................     6,890           65,662
    Manitowoc Co., Inc. (The)........................   527,657        7,308,049
    Marten Transport, Ltd............................    79,583        1,676,814
  #*MasTec, Inc......................................   312,808        5,439,731
   *Mastech Holdings, Inc............................       418            2,410
    McGrath RentCorp.................................    96,709        2,845,179
   *Meritor, Inc.....................................   257,969        1,679,378
   *Metalico, Inc....................................   162,485          526,451
    Met-Pro Corp.....................................    56,560          563,338
   *MFRI, Inc........................................    18,405          128,835
   *Michael Baker Corp...............................    28,399          639,829
  #*Middleby Corp....................................    72,521        7,358,706

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
    Miller Industries, Inc.............................  47,838       $  784,543
   #Mine Safety Appliances Co.......................... 143,914        6,110,588
   *Mistras Group, Inc................................. 105,346        2,472,471
   *Mobile Mini, Inc................................... 158,684        2,992,780
   *Moog, Inc. Class A................................. 158,918        6,717,464
   *Moog, Inc. Class B.................................  10,012          422,707
    Mueller Industries, Inc............................ 150,618        6,884,749
    Mueller Water Products, Inc. Class A............... 653,562        2,346,288
    Multi-Color Corp...................................  48,472        1,033,423
   *MYR Group, Inc..................................... 111,127        1,858,043
    NACCO Industries, Inc. Class A.....................  26,923        3,054,953
   *National Patent Development Corp...................  13,860           39,640
   #National Presto Industries, Inc....................  26,643        1,964,122
   *National Technical Systems, Inc....................  26,035          143,192
   *Navigant Consulting, Inc........................... 190,369        2,649,936
   *NCI Building Systems, Inc..........................     808            9,688
    NL Industries, Inc................................. 150,263        2,114,200
   *NN, Inc............................................  60,533          478,816
   *Northwest Pipe Co..................................  33,753          702,400
  #*Ocean Power Technologies, Inc......................  34,916           95,321
  #*Odyssey Marine Exploration, Inc.................... 125,767          382,332
  #*Old Dominion Freight Line, Inc..................... 191,772        8,528,101
   *Omega Flex, Inc....................................  25,792          346,902
   *On Assignment, Inc................................. 146,985        2,750,089
   *Orbit International Corp...........................   1,977            8,778
   *Orbital Sciences Corp.............................. 229,119        2,877,735
   *Orion Energy Systems, Inc..........................  59,525          125,002
   *Orion Marine Group, Inc............................  67,670          468,276
    P.A.M. Transportation Services, Inc................  32,028          341,739
  #*Pacer International, Inc........................... 135,498          814,343
   *Park-Ohio Holdings Corp............................  47,462        1,024,705
   *Patrick Industries, Inc............................  36,097          467,095
  #*Patriot Transportation Holding, Inc................  38,246          840,265
   *Pendrell Corp......................................  54,087           73,017
   *PGT, Inc...........................................  98,944          201,846
   *Pike Electric Corp................................. 118,902          977,374
   *Pinnacle Airlines Corp.............................  61,300           27,830
  #*Plug Power, Inc....................................  66,963           88,391
  #*PMFG, Inc..........................................  35,785          483,455
  #*Polypore International, Inc........................  87,430        3,265,510
  #*Portfolio Recovery Associates, Inc.................  68,336        4,702,884
   *Powell Industries, Inc.............................  42,665        1,391,306
   *PowerSecure International, Inc.....................  71,700          372,123
    Preformed Line Products Co.........................  22,931        1,323,807
    Primoris Services Corp............................. 164,019        2,365,154
    Providence & Worcester Railroad Co.................   5,591           89,176
   *Quality Distribution, Inc..........................  97,203        1,085,758
    Quanex Building Products Corp...................... 151,919        2,799,867
   *RailAmerica, Inc................................... 196,364        4,551,718
   #Raven Industries, Inc..............................  69,731        4,198,504
  #*RBC Bearings, Inc..................................  86,289        4,045,228
   *RCM Technologies, Inc.............................. 146,273          794,262
   *Real Goods Solar, Inc. Class A.....................   2,817            3,690
  #*Republic Airways Holdings, Inc..................... 178,511          908,621
    Resources Connection, Inc.......................... 197,036        2,557,527
   *Roadrunner Transportation Systems, Inc.............  30,391          527,284
    Robbins & Myers, Inc............................... 153,211        7,462,908
   *RSC Holdings, Inc..................................  74,648        1,770,651
   *Rush Enterprises, Inc. Class A..................... 110,638        2,000,335
   *Rush Enterprises, Inc. Class B.....................  37,831          562,169
   *Saia, Inc..........................................  62,083        1,165,919

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
   *SatCon Technology Corp.............................  66,878       $   28,089
    Sauer-Danfoss, Inc................................. 122,532        5,306,861
    Schawk, Inc........................................  83,226        1,121,054
   *Schuff International, Inc..........................   6,400           57,600
   *Seaboard Corp......................................   1,738        3,459,350
    SeaCube Container Leasing, Ltd.....................  10,547          195,647
    Servotronics, Inc..................................   1,500           14,520
  #*Shaw Group, Inc. (The).............................  81,371        2,463,100
    SIFCO Industries, Inc..............................  15,368          299,292
   #Simpson Manufacturing Co., Inc..................... 194,118        6,023,482
    SkyWest, Inc....................................... 195,604        1,758,480
   *SL Industries, Inc.................................  20,285          373,244
    SmartPros, Ltd.....................................  10,300           20,085
   *Sparton Corp.......................................  37,367          373,670
   *Standard Parking Corp..............................  60,591        1,154,864
    Standard Register Co............................... 149,668          130,211
    Standex International Corp.........................  48,698        2,145,634
   #Steelcase, Inc. Class A............................ 323,417        2,794,323
   *Sterling Construction Co., Inc.....................  56,555          553,673
   #Sun Hydraulics Corp................................  97,463        2,439,499
   *Supreme Industries, Inc. Class A................... 107,845          443,243
  #*Swift Transportation Co............................ 129,007        1,353,283
   *SYKES Enterprises, Inc............................. 173,064        2,743,064
    Sypris Solutions, Inc.............................. 285,243        1,146,677
   #TAL International Group, Inc....................... 135,021        5,577,718
   *Taser International, Inc........................... 220,572        1,014,631
   *Team, Inc..........................................  76,477        2,266,014
   *TeamStaff, Inc.....................................   1,953            2,988
   *Tecumseh Products Co. Class A......................  36,492          139,399
   *Tecumseh Products Co. Class B......................   4,097           16,265
  #*Teledyne Technologies, Inc......................... 128,530        8,305,609
  #*Tel-Instrument Electronics Corp....................   8,400           51,576
    Tennant Co.........................................  74,399        3,295,876
  #*Tetra Tech, Inc.................................... 245,830        6,563,661
    Textainer Group Holdings, Ltd...................... 165,901        5,818,148
   #Titan International, Inc........................... 168,400        4,865,076
   *Titan Machinery, Inc...............................  81,069        2,888,488
   #Toro Co............................................ 118,416        8,462,007
   *Transcat, Inc......................................   5,600           70,784
   *TRC Cos., Inc...................................... 357,086        2,349,626
  #*Trex Co., Inc......................................  44,255        1,416,160
   *TriMas Corp........................................ 134,785        2,966,618
    Trinity Industries, Inc............................ 141,069        4,175,642
   #Triumph Group, Inc.................................  79,154        4,972,454
   *TrueBlue, Inc...................................... 165,079        2,849,264
   *Tufco Technologies, Inc............................   4,700           14,876
   *Tutor Perini Corp.................................. 160,265        2,437,631
   #Twin Disc, Inc.....................................  40,164          880,797
   *Ultralife Corp.....................................  60,736          305,502
    UniFirst Corp......................................  58,529        3,556,222
  #*United Rentals, Inc................................ 165,341        7,718,118
   #United Stationers, Inc............................. 170,556        4,836,968
    Universal Forest Products, Inc.....................  92,691        3,466,643
   *Universal Power Group, Inc.........................   9,833           17,798
   *Universal Security Instruments, Inc................   1,595            8,693
    Universal Truckload Services, Inc..................  42,872          668,803
  #*US Airways Group, Inc.............................. 664,619        6,818,991
    US Ecology, Inc....................................  73,727        1,598,401
    US Home Systems, Inc...............................  25,975          227,801
   *USA Truck, Inc.....................................  29,426          202,451
  #*USG Corp........................................... 149,821        2,704,269

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

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Industrials -- (Continued)
    UTi Worldwide, Inc............................... 400,695       $  6,679,586
  #*Valence Technology, Inc..........................   4,466              3,260
   *Versar, Inc......................................  27,782             64,176
    Viad Corp........................................  76,895          1,390,262
    Vicor Corp....................................... 100,246            698,715
    Virco Manufacturing Corp.........................  30,131             54,236
   *Volt Information Sciences, Inc................... 119,747            850,204
    VSE Corp.........................................  11,278            248,116
   #Watsco, Inc......................................  70,844          5,097,226
    Watsco, Inc. Class B.............................  12,022            872,797
   #Watts Water Technologies, Inc. Class A........... 115,418          4,249,691
   #Werner Enterprises, Inc.......................... 292,298          6,904,079
   *Willdan Group, Inc...............................   9,040             31,550
   *Willis Lease Finance Corp........................  25,676            335,072
    WSI Industries, Inc..............................   1,900             10,963
   *XPO Logistics, Inc...............................  24,404            405,350
                                                                    ------------
Total Industrials....................................                788,858,030
                                                                    ------------

Information Technology -- (15.3%)
  #*3D Systems Corp.................................. 167,476          4,938,867
   *Accelrys, Inc.................................... 221,466          1,822,665
  #*ACI Worldwide, Inc............................... 148,893          5,934,875
   *Actuate Corp..................................... 203,784          1,446,866
  #*Acxiom Corp...................................... 318,601          4,374,392
   *ADDvantage Technologies Group, Inc...............   6,085             14,908
   #ADTRAN, Inc......................................  89,427          2,729,312
   *Advanced Energy Industries, Inc.................. 154,385          1,843,357
   *Advanced Photonix, Inc. Class A..................   3,313              2,551
  #*Advent Software, Inc............................. 210,034          5,668,818
   *Aehr Test Systems................................  11,205             16,359
  #*Aeroflex Holding Corp............................   2,986             33,443
   *Aetrium, Inc.....................................   7,219              4,620
   *Agilysys, Inc.................................... 109,333            957,757
   *Alpha & Omega Semiconductor, Ltd.................   5,991             59,251
    American Software, Inc. Class A..................  91,818            760,253
  #*Amkor Technology, Inc............................ 684,883          3,540,845
  #*Amtech Systems, Inc..............................  35,270            246,185
   *ANADIGICS, Inc................................... 250,457            553,510
   *Analysts International Corp......................  60,790            293,616
   *Anaren, Inc......................................  55,530          1,001,761
  #*Ancestry.com, Inc................................ 171,855          4,588,528
  #*Anixter International, Inc....................... 128,352          8,802,380
  #*AOL, Inc.........................................  73,747          1,846,625
   *Applied Micro Circuits Corp...................... 255,695          1,426,778
  #*Arris Group, Inc................................. 503,183          6,506,156
  #*Aruba Networks, Inc..............................     976             20,613
  #*AsiaInfo-Linkage, Inc............................ 129,671          1,633,855
  #*Aspen Technology, Inc............................ 224,766          4,445,871
   *Astea International, Inc.........................   2,800              9,184
    Astro-Med, Inc...................................  13,768            115,307
   *ATMI, Inc........................................ 135,166          2,839,838
   *AuthenTec, Inc................................... 141,288            459,186
   *Autobytel, Inc................................... 708,686            651,991
   *Aviat Networks, Inc.............................. 210,351            536,395
   *Avid Technology, Inc............................. 132,486          1,151,303
   *Aware, Inc.......................................  52,216            323,739
   *Axcelis Technologies, Inc........................ 373,772            508,330
   *AXT, Inc......................................... 182,535            929,103
    Badger Meter, Inc................................  58,510          2,161,359
    Bel Fuse, Inc. Class A...........................   8,954            175,230
    Bel Fuse, Inc. Class B...........................  32,843            584,277

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Benchmark Electronics, Inc......................... 243,068       $3,859,920
    Black Box Corp.....................................  68,151        1,540,894
   #Blackbaud, Inc..................................... 186,046        5,763,705
   *Blonder Tongue Laboratories, Inc...................  22,536           27,043
   *Bogen Communications International, Inc............  11,900           47,302
   *Bottomline Technologies, Inc....................... 132,758        3,123,796
   *Brightpoint, Inc................................... 277,657        1,699,261
  #*BroadVision, Inc...................................  12,851          309,709
    Brooks Automation, Inc............................. 284,444        3,345,061
   *BSQUARE Corp.......................................  35,768          107,304
   *BTU International, Inc.............................  20,326           57,319
    Cabot Microelectronics Corp........................  88,602        3,046,137
  #*CACI International, Inc. Class A................... 111,560        6,819,663
   *CalAmp Corp........................................ 425,510        2,544,550
  #*Calix, Inc......................................... 160,778        1,279,793
  #*Callidus Software, Inc.............................  70,819          560,886
  #*Cardtronics, Inc................................... 184,277        4,857,542
   *Cascade Microtech, Inc.............................  50,953          245,084
    Cass Information Systems, Inc......................  34,893        1,428,868
   *CEVA, Inc..........................................  94,104        2,078,757
   *Checkpoint Systems, Inc............................ 133,367        1,461,702
   *China Information Technology, Inc..................  55,389           70,344
   *Chyron International Corp..........................   1,822            2,687
   *CIBER, Inc......................................... 256,237        1,065,946
  #*Cirrus Logic, Inc.................................. 275,659        7,547,543
   *Clearfield, Inc....................................  82,011          348,547
   #Cognex Corp........................................ 173,873        6,998,388
   *Cogo Group, Inc....................................  26,479           65,138
   *Coherent, Inc......................................  96,342        5,067,589
    Cohu, Inc..........................................  93,127        1,022,534
 .#*Commerce One LLC...................................  45,000               --
    Communications Systems, Inc........................  30,513          396,974
  #*CommVault Systems, Inc............................. 159,126        8,285,691
   *Computer Task Group, Inc...........................  66,282          955,786
  #*Compuware Corp..................................... 706,291        6,158,858
  #*comScore, Inc......................................  45,993          916,181
    Comtech Telecommunications Corp....................  99,951        3,090,485
   *Comverge, Inc......................................  52,193           90,816
   *Concurrent Computer Corp...........................  24,720           93,936
   *Constant Contact, Inc..............................  12,944          312,856
  #*Convergys Corp..................................... 469,349        6,275,196
   *Convio, Inc........................................  22,563          361,008
   *CoreLogic, Inc..................................... 125,644        2,098,255
   *Cray, Inc.......................................... 150,997        1,683,617
    Crexendo, Inc......................................  23,717           87,279
   *CSG Systems International, Inc..................... 135,623        1,952,971
    CSP, Inc...........................................   8,385           34,630
    CTS Corp........................................... 112,384        1,205,880
  #*CVD Equipment Corp.................................  10,329          143,780
   *CyberOptics Corp...................................  28,233          279,224
  #*Cymer, Inc......................................... 128,420        6,657,293
    Daktronics, Inc.................................... 160,474        1,306,258
   *Data I/O Corp......................................   7,300           19,272
   *Datalink Corp......................................  71,763          730,547
   *Dataram Corp.......................................  70,982           72,402
   *Datawatch Corp.....................................   3,832           49,509
    DDi Corp...........................................  88,470        1,148,341
  #*DealerTrack Holdings, Inc.......................... 164,370        4,903,157
   *Deltek, Inc........................................ 114,911        1,199,671
   *Dice Holdings, Inc................................. 300,238        3,236,566
   #Diebold, Inc....................................... 135,739        5,354,904

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

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Digi International, Inc............................  97,900       $  908,512
   *Digimarc Corp......................................  25,647          670,669
   *Digital River, Inc................................. 137,498        2,586,337
  #*Diodes, Inc........................................ 181,721        4,050,561
   *Ditech Networks, Inc...............................  94,247           87,650
  #*Document Security Systems, Inc.....................  29,410           89,700
   *Dot Hill Systems Corp.............................. 691,220          864,025
   *DSP Group, Inc.....................................  94,173          615,891
   *DTS, Inc...........................................  60,605        1,890,876
   *Dynamics Research Corp.............................  93,697          673,681
    EarthLink, Inc..................................... 418,836        3,400,948
   *Easylink Services International Corp. Class A......   3,800           22,420
   #Ebix, Inc.......................................... 155,900        3,188,155
  #*Echelon Corp.......................................  47,348          206,437
   *Echo Global Logistics, Inc.........................  31,765          540,958
   *EchoStar Corp. Class A.............................  58,131        1,688,706
   *EDGAR Online, Inc..................................  21,300           15,762
   *Edgewater Technology, Inc..........................  43,768          175,072
   *Elecsys Corp.......................................  10,067           54,362
   #Electro Rent Corp..................................  92,859        1,446,743
    Electro Scientific Industries, Inc................. 117,233        1,671,743
   *Electronics for Imaging, Inc....................... 197,673        3,528,463
   *eMagin Corp........................................  64,205          199,678
  #*EMCore Corp........................................  73,760          333,395
   *Emulex Corp........................................ 359,046        3,116,519
   *Energy Conversion Devices, Inc.....................  38,647            2,010
   *Entegris, Inc...................................... 544,972        4,823,002
   *Entorian Technologies, Inc.........................  10,595           27,812
   *Entropic Communications, Inc....................... 258,853        1,094,948
   *Envestnet, Inc.....................................  11,356          142,064
    EPIQ Systems, Inc.................................. 135,574        1,540,121
   *ePlus, Inc.........................................  18,427          546,545
  #*Euronet Worldwide, Inc............................. 202,767        4,385,850
    Evolving Systems, Inc..............................   5,500           31,295
   *Exar Corp.......................................... 177,177        1,403,242
   *ExlService Holdings, Inc........................... 124,136        3,436,084
   *Extreme Networks................................... 392,596        1,503,643
   *Fabrinet...........................................  12,398          208,534
    Fair Isaac Corp.................................... 154,889        6,644,738
   *Fairchild Semiconductor International, Inc......... 541,641        7,675,053
   *FalconStor Software, Inc........................... 137,274          451,631
   *FARO Technologies, Inc.............................  57,424        3,214,596
   *FEI Co............................................. 151,483        7,599,902
  #*Finisar Corp....................................... 204,057        3,371,022
   *FormFactor, Inc.................................... 179,988        1,007,933
    Forrester Research, Inc............................  90,161        3,196,207
   *Frequency Electronics, Inc.........................  47,309          361,914
   *FSI International, Inc............................. 154,163          781,606
   *Giga-tronics, Inc..................................   3,942            4,060
   *GigOptix, Inc......................................  29,082           85,501
   *Global Cash Access Holdings, Inc................... 265,006        2,239,301
   *Globalscape, Inc...................................  11,073           20,706
   *Globecomm Systems, Inc............................. 143,348        2,032,675
   *GSE Systems, Inc...................................  48,163          138,709
   *GSI Group, Inc.....................................  49,722          600,145
   *GSI Technology, Inc................................  96,942          410,065
  #*GT Advanced Technologies, Inc...................... 495,965        3,228,732
   *GTSI Corp..........................................  82,077          434,187
   *Guidance Software, Inc.............................  49,060          465,579
   *Hackett Group, Inc. (The).......................... 152,734          872,111
   *Harmonic, Inc...................................... 388,886        1,835,542

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *Hauppauge Digital, Inc.............................  32,277       $   47,447
   #Heartland Payment Systems, Inc..................... 158,927        4,842,506
  #*Higher One Holdings, Inc...........................  28,470          448,972
  #*Hittite Microwave Corp............................. 126,475        6,771,472
  #*Hutchinson Technology, Inc.........................  89,355          184,071
   *I.D. Systems, Inc..................................  38,571          233,740
   *Identive Group, Inc................................ 128,478          264,665
   *IEC Electronics Corp...............................  31,572          162,912
  #*iGATE Corp......................................... 223,427        4,347,889
   *iGo, Inc........................................... 105,087           76,714
   *Ikanos Communications, Inc......................... 218,977          175,182
   *Imation Corp....................................... 132,976          771,261
   *Immersion Corp.....................................  84,618          461,168
  #*Infinera Corp...................................... 405,855        2,905,922
   *Infosonics Corp....................................  34,050           25,200
   *InfoSpace, Inc..................................... 174,717        1,944,600
   *Innodata Isogen, Inc...............................  79,099          435,835
   *Inphi Corp.........................................  19,904          202,026
   *Insight Enterprises, Inc........................... 165,095        3,353,079
   *Integrated Device Technology, Inc.................. 554,094        3,751,216
   *Integrated Silicon Solution, Inc................... 140,381        1,490,846
   *Intellicheck Mobilisa, Inc.........................  61,334           96,908
   *Interactive Intelligence Group, Inc................  66,934        1,985,262
   #InterDigital, Inc..................................  29,524          818,405
   *Intermec, Inc...................................... 201,648        1,072,767
   *Internap Network Services Corp..................... 206,553        1,454,133
   *International Rectifier Corp....................... 238,849        5,214,074
   *Interphase Corp....................................  23,732          151,885
   #Intersil Corp. Class A............................. 528,986        5,432,686
   *inTEST Corp........................................  43,077          150,770
   *Intevac, Inc.......................................  78,472          632,484
   *IntriCon Corp......................................  22,645          160,780
   *iPass, Inc......................................... 493,097        1,272,190
  #*IPG Photonics Corp.................................  27,296        1,321,126
   *Iteris, Inc........................................  19,424           28,165
  #*Itron, Inc.........................................  42,267        1,724,494
   *Ixia............................................... 180,580        2,275,308
   *IXYS Corp.......................................... 124,669        1,553,376
   #j2 Global, Inc..................................... 198,320        5,122,606
   *JDA Software Group, Inc............................ 178,692        5,160,625
   *Kemet Corp......................................... 151,800        1,291,818
   *Kenexa Corp........................................ 101,630        3,320,252
   *Key Tronic Corp....................................  41,409          478,274
    Keynote Systems, Inc...............................  68,280        1,256,352
  #*KIT Digital, Inc................................... 165,559        1,122,490
  #*Kopin Corp......................................... 244,069          871,326
   *Kulicke & Soffa Industries, Inc.................... 304,321        3,986,605
   *KVH Industries, Inc................................  53,543          534,359
   *Lantronix, Inc.....................................   2,333            5,553
   *Lattice Semiconductor Corp......................... 540,283        2,949,945
   *LeCroy Corp........................................ 194,740        2,013,612
  #*Lender Processing Services, Inc....................  85,574        2,271,990
   *Lexmark International, Inc.........................  25,962          781,456
   *LGL Group, Inc. (The)..............................   7,103           51,710
   *LightPath Technologies, Inc. Class A...............   1,850            2,350
   *Limelight Networks, Inc............................ 391,173        1,071,814
   *Lionbridge Technologies, Inc....................... 182,102          500,780
  #*Liquidity Services, Inc............................  95,513        5,093,708
    Littlefuse, Inc....................................  87,061        5,456,113
  #*LogMeIn, Inc.......................................  77,717        2,798,589
   *LoJack Corp........................................  88,416          345,707

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
   *LookSmart, Ltd.....................................   2,267       $    2,063
   *LoopNet, Inc....................................... 129,084        2,474,540
   *Loral Space & Communications, Inc.................. 120,478        7,475,660
   *LTX-Credence Corp.................................. 319,926        2,207,489
   *Management Network Group, Inc......................  42,154          106,650
  #*Manhattan Associates, Inc..........................  88,405        4,433,511
   #ManTech International Corp. Class A................  86,509        2,718,113
   #Marchex, Inc. Class B..............................  96,761          336,728
   *Market Leader, Inc.................................  89,990          326,664
   *Marlborough Software Development Holdings, Inc.....   2,013            2,013
   *Mattersight Corp...................................  22,709          214,827
   *Mattson Technology, Inc............................ 194,384          454,859
   #Maximus, Inc....................................... 136,302        6,031,364
   *MaxLinear, Inc.....................................     471            2,284
   *Measurement Specialties, Inc.......................  58,578        2,092,992
   *MEMSIC, Inc........................................  11,970           51,232
  #*Mentor Graphics Corp............................... 446,975        6,458,789
   *Mercury Computer Systems, Inc...................... 226,389        2,988,335
    Mesa Laboratories, Inc.............................  13,749          682,500
    Methode Electronics, Inc........................... 138,249        1,168,204
    Micrel, Inc........................................ 263,501        2,869,526
  #*Microsemi Corp..................................... 345,625        7,437,850
  #*MicroStrategy, Inc.................................   6,187          864,819
  #*Microvision, Inc...................................   1,282            2,385
  #*Mindspeed Technologies, Inc........................ 121,524          608,835
   *MIPS Technologies, Inc............................. 271,914        1,778,318
    MKS Instruments, Inc............................... 208,940        5,777,191
    MOCON, Inc.........................................  22,459          400,444
   *ModusLink Global Solutions, Inc.................... 156,445          774,403
  #*MoneyGram International, Inc.......................  51,271          862,891
   *Monolithic Power Systems, Inc...................... 133,600        2,768,192
   *Monotype Imaging Holdings, Inc..................... 142,365        2,020,159
  #*Monster Worldwide, Inc............................. 155,741        1,344,045
   *MoSys, Inc......................................... 109,762          395,143
   *Move, Inc.......................................... 129,931        1,130,400
   *MRV Communications, Inc............................ 694,216          721,985
    MTS Systems Corp...................................  63,034        3,023,741
   *Multi-Fineline Electronix, Inc.....................  94,510        2,503,570
   *Nanometrics, Inc................................... 173,921        2,697,515
   *NAPCO Security Technologies, Inc...................  12,247           36,619
   *NCI, Inc. Class A..................................  28,077          139,262
  #*NETGEAR, Inc....................................... 146,525        5,641,212
  #*NetList, Inc.......................................  78,133          196,114
   *NetScout Systems, Inc.............................. 172,737        3,573,929
  #*NetSuite, Inc......................................  52,146        2,314,239
   *Network Engines, Inc............................... 123,793          111,414
   *Network Equipment Technologies, Inc................  96,492           94,562
  #*NeuStar, Inc....................................... 253,413        9,211,563
   *Newport Corp....................................... 157,871        2,694,858
   *Newtek Business Services, Inc...................... 148,095          205,852
    NIC, Inc........................................... 239,252        2,677,230
   *Novatel Wireless, Inc.............................. 101,083          292,130
  #*NumereX Corp. Class A..............................  47,654          451,760
  #*Oclaro, Inc........................................ 138,634          397,880
   *Official Payments Holdings, Inc....................  52,586          249,784
  #*OmniVision Technologies, Inc....................... 205,020        3,776,468
   *Omtool, Ltd........................................   3,470           21,254
   *Online Resources Corp.............................. 132,196          374,115
   *Onvia, Inc.........................................   2,306            8,878
   *Openwave Systems, Inc.............................. 578,718        1,493,092
   *Oplink Communications, Inc.........................  76,599        1,213,328

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CONTINUED


                                                             SHARES     VALUE+
                                                            --------- ----------
Information Technology -- (Continued)
  #OPNET Technologies, Inc.................................    75,339 $1,744,851
  *Opnext, Inc.............................................   240,913    286,686
  *OPTi, Inc...............................................    11,000     16,170
   Optical Cable Corp......................................    25,998     77,734
  *OSI Systems, Inc........................................    77,287  5,167,409
  *Overland Storage, Inc...................................    62,392    133,519
  *PAR Technology Corp.....................................    35,625    181,331
   Park Electrochemical Corp...............................    80,027  2,308,779
  *ParkerVision, Inc.......................................    71,039     96,613
   PC Connection, Inc......................................    50,219    402,756
  *PC Mall, Inc............................................    41,855    258,664
   PC-Tel, Inc.............................................    58,100    396,823
  *PDF Solutions, Inc......................................   115,183  1,015,914
  *Perceptron, Inc.........................................    28,219    164,799
  *Perficient, Inc.........................................   122,343  1,469,339
  *Performance Technologies, Inc...........................    38,515     86,274
  *Pericom Semiconductor Corp..............................    84,824    666,717
  *Pervasive Software, Inc.................................    46,662    288,838
  *PFSweb, Inc.............................................     6,817     27,336
  *Photronics, Inc.........................................   225,796  1,397,677
  *Pixelworks, Inc.........................................    46,951    117,378
  *Planar Systems, Inc.....................................   280,770    519,424
  #Plantronics, Inc........................................   183,598  7,035,475
  *Plexus Corp.............................................   137,991  4,466,769
  *PLX Technology, Inc.....................................   114,546    455,893
  *PMC-Sierra, Inc.........................................   889,146  6,286,262
  #Power Integrations, Inc.................................   110,593  4,189,263
  *Power-One, Inc..........................................   359,236  1,537,530
  *Presstek, Inc...........................................    81,714     64,946
  *PRGX Global, Inc........................................    94,300    595,976
  *Procera Networks, Inc...................................       295      6,124
 #*Progress Software Corp..................................   243,617  5,637,297
  *PROS Holdings, Inc......................................    56,531  1,113,095
   Pulse Electronics Corp..................................    88,315    181,046
   QAD, Inc. Class A.......................................    46,774    577,659
   QAD, Inc. Class B.......................................    13,168    165,061
  *QLogic Corp.............................................   402,769  6,947,765
  *Qualstar Corp...........................................    25,800     49,536
  *Quantum Corp............................................   689,475  1,640,950
 #*Quest Software, Inc.....................................   321,232  7,475,069
 #*QuickLogic Corp.........................................    35,762    107,286
 #*QuinStreet, Inc.........................................    56,620    595,076
  *Radisys Corp............................................   123,888    786,689
  *Ramtron International Corp..............................    97,876    227,072
   RealNetworks, Inc.......................................   133,911  1,281,528
  *Reis, Inc...............................................    40,187    349,225
  *Relm Wireless Corp......................................    30,643     45,964
 #*Remark Media, Inc.......................................       436      1,949
 #*Research Frontiers, Inc.................................     4,300     14,190
   RF Industries, Ltd......................................    28,527    108,403
  *RF Micro Devices, Inc................................... 1,098,509  4,756,544
  *RF Monolithics, Inc.....................................    23,189     40,581
   Richardson Electronics, Ltd.............................    58,120    732,893
   Rimage Corp.............................................    30,437    276,672
  *Rofin-Sinar Technologies, Inc...........................   119,821  3,019,489
  *Rogers Corp.............................................    63,090  2,415,716
 #*Rosetta Stone, Inc......................................    69,047    722,232
 #*Rubicon Technology, Inc.................................    81,972    774,635
  *Rudolph Technologies, Inc...............................   311,455  3,363,714
  *Saba Software, Inc......................................    85,505    831,109
  *Sanmina-SCI Corp........................................   261,251  2,325,134

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Information Technology -- (Continued)
  #Sapient Corp...........................................   549,560 $ 6,578,233
  *ScanSource, Inc........................................   106,049   3,495,375
  *Schmitt Industries, Inc................................     2,366       8,163
  *Scientific Learning Corp...............................     9,751      17,454
  *SeaChange International, Inc...........................   116,248     955,559
  *Selectica, Inc.........................................    10,332      40,088
 #*Semtech Corp...........................................   263,639   7,186,799
  *Sevcon, Inc............................................     7,783      55,259
  *ShoreTel, Inc..........................................   165,115     790,901
  *Sigma Designs, Inc.....................................   106,670     587,752
  *Sigmatron International, Inc...........................     2,200       8,294
 #*Silicon Graphics International Corp....................    88,879     839,018
  *Silicon Image, Inc.....................................   270,185   1,621,110
 #*Silicon Laboratories, Inc..............................   164,998   5,855,779
  *Smith Micro Software, Inc..............................   119,075     239,341
  *SMTC Corp..............................................    11,333      44,085
  *Soapstone Networks, Inc................................    53,559         166
 #*SolarWinds, Inc........................................   262,245  12,301,913
 #*Sonic Foundry, Inc.....................................    10,310      80,521
  *Sonus Networks, Inc.................................... 1,307,161   3,699,266
  *Soundbite Communications, Inc..........................     2,200       6,314
 #*Sourcefire, Inc........................................    99,499   5,073,454
  *Spansion, Inc. Class A.................................   224,785   2,710,907
 #*Spark Networks, Inc....................................    31,952     143,784
  *Spire Corp.............................................    23,050      21,898
  *SRS Labs, Inc..........................................    55,239     526,428
 #*SS&C Technologies Holdings, Inc........................    74,982   1,782,322
  *Stamps.com, Inc........................................    46,308   1,344,321
  *Standard Microsystems Corp.............................    87,980   2,329,710
  *StarTek, Inc...........................................    50,089      91,663
 #*STEC, Inc..............................................   184,015   1,525,484
  *Steel Excel, Inc.......................................    32,698     915,544
 #*STR Holdings, Inc......................................    47,450     181,259
 #*Stratasys, Inc.........................................    71,383   3,655,523
 #*SunPower Corp..........................................    63,290     355,057
  *Super Micro Computer, Inc..............................   157,676   2,782,981
  *Supertex, Inc..........................................    45,046     922,092
  *Support.com, Inc.......................................   167,003     606,221
  *Sycamore Networks, Inc.................................   112,283   1,750,492
  *Symmetricom, Inc.......................................   329,857   1,834,005
 #*Synaptics, Inc.........................................   128,784   3,954,957
 #*SYNNEX Corp............................................   143,847   5,479,132
  #Syntel, Inc............................................   122,280   7,323,349
 #*Take-Two Interactive Software, Inc.....................   356,050   5,020,305
  *Tech Data Corp.........................................     7,450     400,736
   Technical Communications Corp..........................       400       4,108
  *TechTarget, Inc........................................   151,203   1,124,950
  *TeleCommunication Systems, Inc. Class A................   189,565     365,860
  *TeleNav, Inc...........................................    56,580     383,047
  *TeleTech Holdings, Inc.................................   218,738   3,313,881
   Tellabs, Inc...........................................   204,491     770,931
   Telular Corp...........................................    70,800     638,616
   Tessco Technologies, Inc...............................    30,862     617,240
  *Tessera Technologies, Inc..............................   203,848   3,188,183
   TheStreet, Inc.........................................    96,581     195,094
  *THQ, Inc...............................................   216,925     146,945
  *TII Network Technologies, Inc..........................     2,460       3,616
 #*TiVo, Inc..............................................   483,885   5,221,119
  *TNS, Inc...............................................    94,187   1,921,415
  *Transact Technologies, Inc.............................    29,147     249,498
  *TranSwitch Corp........................................    22,072      50,324

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CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Information Technology -- (Continued)
  *Trio-Tech International.................................   3,256 $      7,326
 #*TriQuint Semiconductor, Inc............................. 555,238    2,709,561
  *TSR, Inc................................................   5,056       22,044
  *TTM Technologies, Inc................................... 281,360    2,906,449
 #*Tyler Technologies, Inc................................. 117,879    4,709,266
 #*Ultimate Software Group, Inc............................  48,942    3,776,365
  *Ultra Clean Holdings....................................  79,898      547,301
  *Ultratech, Inc.......................................... 101,857    3,253,313
  *Unisys Corp............................................. 173,300    3,233,778
   United Online, Inc...................................... 325,787    1,544,230
  *USA Technologies, Inc...................................  17,630       29,795
  *UTStarcom Holdings Corp................................. 459,091      601,409
 #*ValueClick, Inc......................................... 329,423    6,977,179
 #*Veeco Instruments, Inc.................................. 146,044    4,409,068
  *Verint Systems, Inc..................................... 125,112    3,783,387
 #*ViaSat, Inc............................................. 162,825    7,864,448
  *Viasystems Group, Inc...................................  37,579      837,636
  *Vicon Industries, Inc...................................  14,689       46,344
  *Video Display Corp......................................  21,287       90,470
  *Virtusa Corp............................................ 114,104    1,721,829
  *Vishay Intertechnology, Inc............................. 396,890    4,453,106
  *Vishay Precision Group, Inc.............................  27,687      400,908
 #*VistaPrint N.V.......................................... 132,889    4,955,431
  *Vocus, Inc..............................................  18,213      235,494
  *Volterra Semiconductor Corp.............................  93,810    3,085,411
   Wayside Technology Group, Inc...........................   4,360       59,252
  *Web.com Group, Inc...................................... 151,079    1,956,473
  *WebMediaBrands, Inc..................................... 156,997      138,157
  *Websense, Inc........................................... 146,392    3,036,170
  *Westell Technologies, Inc. Class A...................... 295,909      674,673
  *Winland Electronics, Inc................................  11,792        6,526
  *Wireless Ronin Technologies, Inc........................  37,195       29,756
  *Wireless Telecom Group, Inc.............................  61,160       76,450
  *WPCS International, Inc.................................  34,365       37,114
 #*Wright Express Corp..................................... 136,186    8,691,391
  *XO Group, Inc........................................... 119,339    1,106,273
  *X-Rite, Inc.............................................  56,796      314,650
   Xyratex, Ltd............................................  61,594      894,345
 #*Zebra Technologies Corp. Class A........................ 193,162    7,492,754
  *Zhone Technologies, Inc.................................  49,121       49,121
  *Zix Corp................................................ 225,974      639,506
  *Zygo Corp...............................................  68,454    1,354,705
                                                                    ------------
Total Information Technology...............................          807,537,837
                                                                    ------------
Materials -- (4.3%)
   A. Schulman, Inc........................................ 115,998    2,854,711
 #*A.M. Castle & Co........................................  78,356    1,049,187
 #*AbitibiBowater, Inc.....................................   6,142       81,381
  *AEP Industries, Inc.....................................  22,102      770,697
  #AK Steel Holding Corp................................... 441,099    3,272,955
  #AMCOL International Corp................................ 120,221    3,962,484
  *American Biltrite, Inc..................................   6,228       30,829
  *American Pacific Corp...................................  24,989      195,414
   American Vanguard Corp.................................. 114,089    2,852,225
  *Arabian American Development Co.........................  22,480      196,250
   Balchem Corp............................................  99,162    2,865,782
   Boise, Inc.............................................. 411,820    3,146,305
   Buckeye Technologies, Inc............................... 163,407    5,296,021
  *Calgon Carbon Corp...................................... 226,439    3,133,916
  #Carpenter Technology Corp...............................  50,392    2,804,819
  *Century Aluminum Co..................................... 332,713    3,060,960

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CONTINUED


                                              SHARES     VALUE+
                                             --------- ----------
Materials -- (Continued)
  #Chase Corp...............................    26,626 $  395,396
  *Chemtura Corp............................   201,951  3,437,206
  *Clearwater Paper Corp....................    87,015  2,868,885
  *Coeur d'Alene Mines Corp.................   155,247  3,345,573
   Commercial Metals Co.....................   446,599  6,600,733
  *Contango ORE, Inc........................     4,405     49,799
  *Continental Materials Corp...............       397      5,796
  *Core Molding Technologies, Inc...........    29,405    244,356
   Deltic Timber Corp.......................    42,817  2,615,262
   Detrex Corp..............................       500     11,490
   Eagle Materials, Inc.....................   188,728  6,647,000
  *Ferro Corp...............................   298,612  1,549,796
   Flamemaster Corp.........................       189        784
 #*Flotek Industries, Inc...................    13,715    187,073
   Friedman Industries, Inc.................    24,681    288,521
  #FutureFuel Corp..........................       463      4,556
 #*General Moly, Inc........................   230,824    747,870
  *Georgia Gulf Corp........................   124,332  4,407,569
  #Globe Specialty Metals, Inc..............   238,854  3,186,312
 #*Golden Minerals Co.......................    51,086    381,612
 #*Graphic Packaging Holding Co............. 1,295,284  6,929,769
   H.B. Fuller Co...........................   207,248  6,818,459
  #Hawkins, Inc.............................    40,969  1,422,853
   Haynes International, Inc................    50,238  3,133,344
  *Headwaters, Inc..........................   223,629    970,550
  #Hecla Mining Co..........................   805,509  3,447,579
  *Horsehead Holding Corp...................   152,923  1,717,325
  #Innophos Holdings, Inc...................    91,606  4,504,267
  *Innospec, Inc............................    96,601  2,920,248
 #*Intrepid Potash, Inc.....................    27,283    677,983
   Kaiser Aluminum Corp.....................    76,815  4,038,165
  *KapStone Paper & Packaging Corp..........   195,001  3,521,718
   KMG Chemicals, Inc.......................    40,899    705,099
   Koppers Holdings, Inc....................    82,408  3,204,023
  *Kraton Performance Polymers, Inc.........   127,613  3,317,938
  *Landec Corp..............................   111,301    716,778
 #*Louisiana-Pacific Corp...................   545,100  4,933,155
  *LSB Industries, Inc......................    89,656  3,041,132
  *Material Sciences Corp...................   239,323  1,828,428
  *Materion Corp............................    79,894  1,974,181
 #*McEwen Mining, Inc.......................   190,306    721,260
  *Mercer International, Inc................   152,977  1,049,422
  *Metals USA Holdings Corp.................    73,144  1,103,012
   Minerals Technologies, Inc...............    70,398  4,723,706
 #*Mines Management, Inc....................    58,244    103,092
  *Mod-Pac Corp.............................    28,616    197,737
  #Myers Industries, Inc....................   129,351  2,138,172
   Neenah Paper, Inc........................    98,399  2,810,275
  #NewMarket Corp...........................    40,110  8,953,354
   Noranda Aluminum Holding Corp............    46,228    490,941
  *Northern Technologies International Corp.    16,245    207,936
  #Olin Corp................................   322,826  6,766,433
   Olympic Steel, Inc.......................    37,965    802,200
  *OM Group, Inc............................   117,450  2,832,894
  *Omnova Solutions, Inc....................   160,449  1,257,920
   P.H. Glatfelter Co.......................   161,183  2,511,231
  *Penford Corp.............................    46,837    388,747
   PolyOne Corp.............................   354,024  4,906,773
   Quaker Chemical Corp.....................    52,951  2,298,073
  *Revett Minerals, Inc.....................     7,337     29,128
 #*RTI International Metals, Inc............   108,791  2,670,819

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CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
Materials -- (Continued)
  #Schnitzer Steel Industries, Inc. Class A................  83,999 $  3,349,040
   Schweitzer-Mauduit International, Inc...................  69,668    4,724,884
 #*Senomyx, Inc............................................  60,712      132,959
  #Sensient Technologies Corp.............................. 200,066    7,432,452
  *Spartech Corp........................................... 103,968      507,364
   Stepan Co...............................................  42,555    3,866,547
 #*Stillwater Mining Co.................................... 267,369    2,868,869
   Synalloy Corp...........................................  15,203      183,500
  #Texas Industries, Inc................................... 110,503    3,714,006
   Tredegar Corp...........................................  81,691    1,417,339
  *U.S. Energy Corp........................................  10,000       26,200
  *UFP Technologies, Inc...................................   3,300       60,027
  *United States Lime & Minerals, Inc......................  24,502    1,175,361
  *Universal Stainless & Alloy Products, Inc...............  26,898    1,248,067
  #Valhi, Inc..............................................  28,154    1,521,724
  *Verso Paper Corp........................................   9,552       15,761
   Vulcan International Corp...............................     700       23,450
   Wausau Paper Corp....................................... 329,594    2,986,122
  *Webco Industries, Inc...................................     600       82,800
  #Westlake Chemical Corp..................................  40,516    2,590,998
  *Williams Industries, Inc................................   1,200        2,400
   Worthington Industries, Inc............................. 277,816    4,956,237
   Zep, Inc................................................  79,843    1,137,763
  *Zoltek Cos., Inc........................................ 143,846    1,586,621
                                                                    ------------
Total Materials............................................          224,946,135
                                                                    ------------

Other -- (0.0%)
 .*All American Group, Inc. Escrow Shares.................. 281,012           --
 .*Allen Organ Co. Escrow Shares...........................     800        1,316
  .Avigen, Inc. Escrow Shares.............................. 193,723           --
 .*Big 4 Ranch, Inc........................................   3,200           --
 .*Brooklyn Federal Bancorp, Inc. Escrow Shares............   5,100           --
 .*Concord Camera Corp. Escrow Shares...................... 113,476           --
 .*Cubist Pharmaceuticals, Inc. Escrow Shares.............. 106,674           --
 .*DLB Oil & Gas, Inc. Escrow Shares.......................   1,300           --
 .#*Endo Pharmaceuticals Solutions Escrow Shares........... 132,809           --
 .*Gerber Scientific, Inc. Escrow Shares................... 166,622           --
 .*iGo, Inc. Escrow Shares.................................   4,100           --
 .*MAIR Holdings, Inc. Escrow Shares.......................  51,616           --
 .*Petrocorp, Inc. Escrow Shares...........................   6,900          414
 .*Price Communications Liquidation Trust.................. 159,870           --
 .*Voyager Learning Co. Escrow Shares......................  72,800           --
                                                                    ------------
Total Other................................................                1,730
                                                                    ------------

Telecommunication Services -- (0.6%)
  *AboveNet, Inc........................................... 105,252    8,753,809
   Atlantic Tele-Network, Inc..............................  53,953    1,837,639
  *Cbeyond, Inc............................................  88,972      572,090
  *Cincinnati Bell, Inc.................................... 795,491    3,022,866
  *Cogent Communications Group, Inc........................  16,934      317,174
  #Consolidated Communications Holdings, Inc............... 125,913    2,436,417
 #*FiberTower Corp.........................................  55,965        7,835
  *General Communications, Inc. Class A.................... 271,241    2,061,432
  *Hawaiian Telcom Holdco, Inc.............................      45          936
   HickoryTech Corp........................................  54,440      540,589
   IDT Corp. Class B.......................................  74,948      631,062
 #*Iridium Communications, Inc............................. 157,855    1,387,545
 #*Leap Wireless International, Inc........................ 246,684    1,383,897
  #Lumos Networks Corp.....................................  75,547      682,945
  *Neutral Tandem, Inc..................................... 122,344    1,421,637
   NTELOS Holdings Corp....................................  76,130    1,539,349

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
Telecommunication Services -- (Continued)
  *ORBCOMM, Inc.......................................... 127,539 $      415,777
  *Premiere Global Services, Inc......................... 202,532      1,812,661
  *Primus Telecommunications Group, Inc..................   3,836         66,746
   Shenandoah Telecommunications Co......................  68,372        762,348
   SureWest Communications...............................  84,985      1,918,961
   USA Mobility, Inc.....................................  87,204      1,126,676
  *Vonage Holdings Corp.................................. 554,353      1,130,880
  #Warwick Valley Telephone Co...........................  24,398        332,789
                                                                  --------------
Total Telecommunication Services.........................             34,164,060
                                                                  --------------

Utilities -- (2.6%)
  #ALLETE, Inc........................................... 150,153      6,187,805
   AMEN Properties, Inc..................................      19         10,450
   American States Water Co..............................  79,170      2,884,955
  #Artesian Resources Corp. Class A......................  16,954        323,652
  #Atlantic Power Corp................................... 132,851      1,897,112
  #Avista Corp........................................... 251,800      6,657,592
  #Black Hills Corp...................................... 174,392      5,756,680
 #*Cadiz, Inc............................................  15,165        127,841
   California Water Service Group........................ 179,811      3,256,377
  #Central Vermont Public Service Corp...................  46,509      1,639,442
   CH Energy Group, Inc..................................  59,619      3,912,199
   Chesapeake Utilities Corp.............................  40,839      1,716,055
  #Cleco Corp............................................ 153,687      6,270,430
   Connecticut Water Services, Inc.......................  33,524        930,291
   Consolidated Water Co., Ltd...........................  22,955        164,587
   Delta Natural Gas Co., Inc............................   6,889        296,227
  *Dynegy, Inc........................................... 423,822        173,767
  #El Paso Electric Co................................... 160,999      4,933,009
  #Empire District Electric Co........................... 176,287      3,617,409
   Gas Natural, Inc......................................  14,938        171,040
   Genie Energy, Ltd. Class B............................  76,991        640,565
  *GenOn Energy, Inc..................................... 586,518      1,249,283
  #IDACORP, Inc.......................................... 188,896      7,695,623
  #Laclede Group, Inc....................................  89,984      3,543,570
  #MGE Energy, Inc.......................................  92,474      4,229,761
  Middlesex Water Co.....................................  61,779      1,146,618
  #New Jersey Resources Corp............................. 140,020      6,054,465
  #Northwest Natural Gas Co.............................. 103,351      4,723,141
  #NorthWestern Corp..................................... 144,878      5,146,067
  #Ormat Technologies, Inc...............................  45,658        902,659
  Otter Tail Corp........................................ 140,676      3,089,245
  #PNM Resources, Inc.................................... 345,842      6,487,996
  #Portland General Electric Co.......................... 300,360      7,758,299
   RGC Resources, Inc....................................   6,328        115,802
   SJW Corp..............................................  66,844      1,610,940
   South Jersey Industries, Inc.......................... 119,548      5,887,739
  #Southwest Gas Corp.................................... 179,720      7,551,834
  *Synthesis Energy Systems, Inc.........................  48,546         67,964
  #UIL Holdings Corp..................................... 201,658      6,930,985
   UniSource Energy Corp................................. 149,204      5,431,026
   Unitil Corp...........................................  43,750      1,157,625
   WGL Holdings, Inc.....................................  93,657      3,756,582
   York Water Co.........................................  48,691        850,631
                                                                  --------------
Total Utilities..........................................            136,955,340
                                                                  --------------
TOTAL COMMON STOCKS......................................          4,272,200,030
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 .*Capital Bank Corp. Contingent Value Rights............   2,560             --
 .*Contra Pharmacopeia Contingent Value Rights...........  20,649             --
 .*CSF Holding, Inc. Litigation Rights...................   3,250             --

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         SHARES         VALUE+
                                                                                       ------------ --------------
 .*Emergent Biosolutions, Inc. Contingent Value Rights................................       17,329 $           --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.......................................       31,886         32,205
 .*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights.......................      344,196             --
 .*PhotoMedex, Inc. Contingent Value Warrants.........................................        1,607             --
 .*Teamstaff, Inc. Rights.............................................................        1,953             --
 .*U.S. Concrete, Inc. Warrants Class A 08/31/17......................................        9,325             --
 .*U.S. Concrete, Inc. Warrants Class B 08/31/17......................................        9,325             --
                                                                                                    --------------
TOTAL RIGHTS/WARRANTS.................................................................                      32,205
                                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares                   23,640,019     23,640,019
                                                                                                    --------------

                                                                                         SHARES/
                                                                                          FACE
                                                                                         AMOUNT
                                                                                       ------------
                                                                                          (000)
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund....................................................  992,082,010    992,082,010
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12 (Collateralized by
   $503,025 FNMA, rates ranging from 2.000% to 6.331%(r), maturities ranging from.....
   01/01/19 to 09/01/45, valued at $504,585) to be repurchased at $488,375............ $        488        488,372
                                                                                                    --------------

TOTAL SECURITIES LENDING COLLATERAL...................................................                 992,570,382
                                                                                                    --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,599,339,684)...............................................................              $5,288,442,636
                                                                                                    ==============

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES    VALUE+
                                                              ------- ----------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (15.8%)
  *1-800-FLOWERS.COM, Inc. Class A........................... 163,084 $  485,990
   A.H. Belo Corp. Class A................................... 245,466  1,082,505
   Acme United Corp..........................................  30,407    331,132
  *AFC Enterprises, Inc...................................... 154,864  2,645,077
  *Aldila, Inc...............................................  52,806    152,081
   Ambassadors Group, Inc.................................... 141,974    765,240
   Amcon Distributing Co.....................................   5,690    382,311
 #*American Apparel, Inc..................................... 150,877    148,614
  *American Axle & Manufacturing Holdings, Inc............... 151,339  1,466,475
 #*American Public Education, Inc............................ 119,266  4,140,916
  *America's Car-Mart, Inc................................... 105,056  4,826,273
  *Amerigon, Inc.............................................  64,377    920,591
   Ameristar Casinos, Inc.................................... 176,132  3,166,853
  #Arbitron, Inc............................................. 104,306  3,968,843
  *Archipelago Learning, Inc................................. 168,817  1,868,804
  *Arctic Cat, Inc........................................... 110,720  4,898,253
   Ark Restaurants Corp......................................  36,613    558,531
 #*Asbury Automotive Group, Inc.............................. 295,080  8,238,634
  *Ascent Capital Group, Inc. Class A........................  45,136  2,324,504
  *Bakers Footwear Group, Inc................................  60,195     46,952
  *Ballantyne Strong, Inc....................................  67,867    428,919
 #*Barnes & Noble, Inc....................................... 287,601  5,967,721
   Bassett Furniture Industries, Inc.........................  90,500    971,970
  *BB Liquidating, Inc....................................... 595,858     16,088
  *Beasley Broadcast Group, Inc. Class A.....................  65,543    334,269
  *Beazer Homes USA, Inc..................................... 633,866  1,964,985
   bebe stores, inc.......................................... 546,205  4,478,881
   Belo Corp. Class A........................................ 800,325  5,394,190
   Benihana, Inc............................................. 100,023  1,379,317
   Big 5 Sporting Goods Corp.................................  95,899    802,675
  *Biglari Holdings, Inc.....................................  12,870  5,229,467
  *Black Diamond, Inc........................................ 138,650  1,376,794
 #*Blue Nile, Inc............................................  46,800  1,417,104
  *Bluegreen Corp............................................ 280,227  1,485,203
   Blyth, Inc................................................  53,014  4,663,642
   Bob Evans Farms, Inc......................................  57,297  2,191,037
 #*Body Central Corp.........................................  58,641  1,780,927
  #Bon-Ton Stores, Inc. (The)................................ 133,472    827,526
  #Books-A-Million, Inc......................................  60,674    193,550
  Bowl America, Inc. Class A.................................  55,406    735,515
 #*Boyd Gaming Corp..........................................  39,623    304,701
  *Bravo Brio Restaurant Group, Inc..........................  24,103    486,881
  *Brookfield Residential Properties, Inc....................  13,555    157,509
  #Brown Shoe Co., Inc....................................... 211,564  1,927,348
  *Build-A-Bear Workshop, Inc................................  95,329    429,934
  *Cache, Inc................................................ 109,084    680,684
  #Callaway Golf Co.......................................... 360,148  2,207,707
  *Cambium Learning Group, Inc...............................  93,736    212,781
  *Canterbury Park Holding Corp..............................  25,965    295,741
  *Capella Education Co......................................  50,930  1,665,920
  *Caribou Coffee Co., Inc................................... 140,008  2,297,531
  *Carmike Cinemas, Inc......................................  92,758  1,236,464
  Carriage Services, Inc..................................... 168,400  1,263,000
  *Carrols Restaurant Group, Inc............................. 216,330  3,262,256
  *Casual Male Retail Group, Inc............................. 259,535    814,940
   Cato Corp. Class A........................................ 251,022  6,985,942
 #*Cavco Industries, Inc.....................................  57,047  2,943,625
   CEC Entertainment, Inc.................................... 140,692  5,377,248

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

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CONTINUED


                                                             SHARES     VALUE+
                                                            --------- ----------
Consumer Discretionary -- (Continued)
 #*Charles & Colvard, Ltd..................................    58,901 $  250,329
  *Charming Shoppes, Inc................................... 1,036,471  6,115,179
  #Cherokee, Inc...........................................    81,398  1,056,546
   Christopher & Banks Corp................................   167,376    312,993
  *Chromcraft Revington, Inc...............................    81,837    111,298
   Churchill Downs, Inc....................................   114,108  6,773,451
  *Citi Trends, Inc........................................   130,565  1,454,494
  *Coast Distribution System, Inc. (The)...................    41,382     93,937
  *Cobra Electronics Corp..................................    47,132    239,902
  *Coldwater Creek, Inc....................................   340,576    337,170
 #*Collective Brands, Inc..................................    38,232    794,079
   Collectors Universe, Inc................................    51,220    824,130
 #*Conn's, Inc.............................................   317,093  5,184,471
   Cooper Tire & Rubber Co.................................   252,796  3,779,300
   Core-Mark Holding Co., Inc..............................    66,448  2,564,893
 #*Corinthian Colleges, Inc................................   256,482    984,891
  *Cosi, Inc...............................................     3,033      2,790
  *Cost Plus, Inc..........................................   150,954  2,923,979
  #CPI Corp................................................    35,312     28,779
  #Cracker Barrel Old Country Store, Inc...................     6,000    345,120
 #*Crown Media Holdings, Inc. Class A......................   170,294    257,144
   CSS Industries, Inc.....................................    52,750  1,010,162
  *Culp, Inc...............................................   186,578  2,136,318
 #*Cumulus Media, Inc. Class A.............................   210,893    765,542
  *Cybex International, Inc................................     6,772     15,711
  *Daily Journal Corp......................................       200     15,400
  *dELiA*s, Inc............................................     7,960     12,258
  *Delta Apparel, Inc......................................    77,201  1,104,746
   Destination Maternity Corp..............................    89,212  1,769,966
..#*DGSE Cos., Inc..........................................     8,313     61,766
 #*Dial Global, Inc........................................       279        631
  *Digital Generation, Inc.................................   129,911  1,205,574
  #*DineEquity, Inc........................................   113,198  5,499,159
  *Dixie Group, Inc. (The).................................   104,300    404,684
  #Domino's Pizza, Inc.....................................    71,661  2,709,502
  *Dorman Products, Inc....................................   158,055  7,551,868
   Dover Downs Gaming & Entertainment, Inc.................   142,541    384,861
  *Dover Motorsports, Inc..................................   168,371    244,138
  *Drew Industries, Inc....................................   187,163  5,573,714
   DSW, Inc. Class A.......................................    29,820  1,677,673
 #*Duckwall-ALCO Stores, Inc...............................    52,342    419,259
  *E.W. Scripps Co. Class A (The)..........................   255,802  2,343,146
  *EDCI Holdings, Inc......................................    62,230    307,416
   Educational Development Corp............................    36,900    170,109
   Einstein Noah Restaurant Group, Inc.....................    75,406  1,066,995
  *ELXSI Corp..............................................     7,100     42,529
  *Emerson Radio Corp......................................   243,478    494,260
  *Emmis Communications Corp. Class A......................   303,222    372,963
 #*Empire Resorts, Inc.....................................    29,505     66,386
  *Enova Systems, Inc......................................       376         68
 #*Entercom Communications Corp............................   359,150  2,223,138
   Entravision Communications Corp.........................   971,879  1,525,850
   Escalade, Inc...........................................    62,320    363,949
  #Ethan Allen Interiors, Inc..............................   230,201  5,340,663
 #*Ever-Glory International Group, Inc.....................     1,379      2,579
  *Exide Technologies......................................   343,985    990,677
  *Famous Dave's of America, Inc...........................    49,407    492,588
  *Federal Screw Works.....................................    12,231     34,491
  #Finish Line, Inc. Class A (The).........................   400,378  8,912,414
  *Fisher Communications, Inc..............................    25,775    845,162
  *Flanigan's Enterprises, Inc.............................    20,756    151,104

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
   Flexsteel Industries, Inc................................  55,532 $ 1,111,195
  *Frederick's of Hollywood Group, Inc......................   3,103         806
   Fred's, Inc. Class A..................................... 314,349   4,501,478
   Frisch's Restaurants, Inc................................  63,337   1,682,231
 #*Fuel Systems Solutions, Inc.............................. 142,950   3,352,178
  *Full House Resorts, Inc..................................  67,697     206,476
  *Furniture Brands International, Inc...................... 196,801     310,946
  *Gaiam, Inc. Class A......................................  66,889     264,212
   Gaming Partners International Corp.......................  13,959      94,502
  *Geeknet, Inc.............................................   3,079      44,799
  *Genesco, Inc............................................. 140,786  10,558,950
  *G-III Apparel Group, Ltd................................. 155,173   4,166,395
  *Global Sources, Ltd......................................   2,635      16,232
  *Golfsmith International Holdings, Inc....................   4,689      21,945
  *Gordmans Stores, Inc.....................................  10,881     231,112
  *Grand Canyon Education, Inc.............................. 255,970   4,451,318
 #*Gray Television, Inc..................................... 363,896     655,013
  *Gray Television, Inc. Class A............................  41,200      63,860
  *Great Wolf Resorts, Inc.................................. 273,464   2,143,958
  #Group 1 Automotive, Inc.................................. 108,400   6,274,192
  *Hallwood Group, Inc. (The)...............................   6,988      71,976
  *Hampshire Group, Ltd.....................................  25,800      56,760
  *Harris Interactive, Inc.................................. 559,304     715,909
   Harte-Hanks, Inc......................................... 368,633   3,096,517
  *Hastings Entertainment, Inc..............................  92,939     188,666
   Haverty Furniture Cos., Inc.............................. 141,130   1,693,560
   Haverty Furniture Cos., Inc. Class A.....................  18,855     231,916
  *Heelys, Inc..............................................   9,600      23,328
  *Helen of Troy, Ltd....................................... 185,384   6,414,286
 #*hhgregg, Inc............................................. 154,997   1,621,269
 #*Hibbett Sporting Goods, Inc.............................. 213,043  12,722,928
  *Hollywood Media Corp.....................................   1,798       1,978
   Hooker Furniture Corp....................................  89,184   1,055,939
   Hot Topic, Inc........................................... 273,422   2,679,536
  *Hovnanian Enterprises, Inc. Class A...................... 363,017     726,034
  *Image Entertainment, Inc.................................  74,886       4,493
   Insignia Systems, Inc....................................  51,150      90,536
   Interval Leisure Group, Inc.............................. 336,062   5,807,151
 #*iRobot Corp.............................................. 165,504   3,907,549
  *Isle of Capri Casinos, Inc............................... 115,708     723,175
  *J. Alexander's Corp......................................  62,383     535,870
 #*Jack in the Box, Inc..................................... 188,059   4,272,700
  *Jaclyn, Inc..............................................  20,127     129,316
  #JAKKS Pacific, Inc....................................... 224,954   4,289,873
  *Johnson Outdoors, Inc. Class A...........................  65,549   1,210,690
   Jones Group, Inc. (The).................................. 349,176   3,917,755
  *Journal Communications, Inc. Class A..................... 481,502   2,017,493
 #*K12, Inc.................................................  80,984   2,065,092
  #KB Home.................................................. 531,664   4,614,844
  *Kenneth Cole Productions, Inc. Class A...................  83,157   1,324,691
  *Kid Brands, Inc.......................................... 184,100     432,635
  *Kirkland's, Inc.......................................... 153,018   2,240,184
  *Knology, Inc............................................. 299,425   5,823,816
  *Kona Grill, Inc..........................................  64,396     433,385
   Koss Corp................................................ 115,135     618,275
  *Krispy Kreme Doughnuts, Inc.............................. 437,365   3,205,885
 #*K-Swiss, Inc. Class A.................................... 130,139     478,912
  #Lacrosse Footwear, Inc...................................  63,786     822,839
  *Lakeland Industries, Inc.................................  40,544     423,685
  *Lazare Kaplan International, Inc.........................  81,643     208,190
  *La-Z-Boy, Inc............................................ 464,829   7,004,973

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

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CONTINUED


                                                              SHARES    VALUE+
                                                              ------- ----------
Consumer Discretionary -- (Continued)
  *LeapFrog Enterprises, Inc................................. 330,931 $3,090,896
  *Learning Tree International, Inc.......................... 162,830    929,759
  *Lee Enterprises, Inc...................................... 259,763    293,532
  *Libbey, Inc............................................... 107,635  1,535,951
  #Lifetime Brands, Inc...................................... 111,220  1,295,713
  *LIN TV Corp. Class A...................................... 251,739    994,369
   Lincoln Educational Services Corp......................... 121,494    891,766
   Lithia Motors, Inc. Class A............................... 152,227  4,084,250
 #*LodgeNet Interactive Corp.................................  61,892    142,352
  *Luby's, Inc............................................... 250,770  1,534,712
 #*Lumber Liquidators Holdings, Inc.......................... 120,139  3,475,621
  *M/I Homes, Inc............................................ 132,590  1,763,447
   Mac-Gray Corp............................................. 116,200  1,731,380
  *Maidenform Brands, Inc.................................... 208,612  4,762,612
   Marcus Corp............................................... 203,960  2,551,540
  #Marine Products Corp...................................... 335,462  2,002,708
 #*MarineMax, Inc............................................ 175,261  1,868,282
 #*Martha Stewart Living Omnimedia Class A................... 161,863    577,851
   Matthews International Corp. Class A......................  23,598    707,940
  *MAXXAM, Inc...............................................     160     92,000
  *McClatchy Co. Class A (The)............................... 320,038    870,503
   McRae Industries, Inc. Class A............................   8,800    146,256
  #MDC Holdings, Inc.........................................  66,542  1,870,496
 #*Media General, Inc. Class A............................... 143,738    513,145
  *Meritage Homes Corp....................................... 231,318  6,567,118
  *Midas, Inc................................................ 112,822  1,297,453
  *Modine Manufacturing Co................................... 248,371  1,962,131
  *Monarch Casino & Resort, Inc.............................. 145,178  1,405,323
  #Monro Muffler Brake, Inc.................................. 139,083  5,738,565
  *Morgans Hotel Group Co....................................  11,871     58,880
  *Motorcar Parts of America, Inc............................  54,690    413,456
   Movado Group, Inc......................................... 164,071  4,651,413
  *MTR Gaming Group, Inc.....................................  19,183     97,641
  *Multimedia Games Holding Co., Inc......................... 201,197  2,285,598
  *Nathan's Famous, Inc......................................  57,075  1,369,229
   National CineMedia, Inc................................... 220,658  3,153,203
  *Nautilus, Inc............................................. 310,614    804,490
  *Navarre Corp.............................................. 246,057    445,363
  *Nevada Gold & Casinos, Inc................................     352        465
  *New Frontier Media, Inc...................................   2,326      3,652
  *New York & Co., Inc....................................... 277,598  1,096,512
  *New York Times Co. Class A (The)..........................  77,685    490,192
  *Nexstar Broadcasting Group, Inc. Class A..................  17,388    134,757
  *Nobility Homes, Inc.......................................  43,800    316,236
  *NTN Communications, Inc...................................  55,566     13,347
  #Nutrisystem, Inc.......................................... 172,679  1,999,623
  *Office Depot, Inc......................................... 481,222  1,462,915
 #*OfficeMax, Inc............................................ 209,021    971,948
  *Orbitz Worldwide, Inc..................................... 461,895  1,685,917
  *Orient-Express Hotels, Ltd. Class A.......................  33,314    356,127
   Outdoor Channel Holdings, Inc............................. 178,697  1,322,358
 #*Overstock.com, Inc........................................  72,651    438,086
   Oxford Industries, Inc.................................... 150,937  7,243,467
  *P & F Industries, Inc. Class A............................   6,745     29,813
   P.F. Chang's China Bistro, Inc............................ 132,811  5,271,269
  *Pacific Sunwear of California, Inc........................ 317,022    466,022
  *Papa John's International, Inc............................ 217,901  8,777,052
 #*Peet's Coffee & Tea, Inc..................................  51,710  3,972,362
   Pep Boys-Manny, Moe & Jack (The).......................... 431,491  6,442,161
  *Perfumania Holdings, Inc..................................  56,683    455,731
  *Perry Ellis International, Inc............................ 115,889  2,168,283

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
   #PetMed Express, Inc..................................... 237,313 $ 3,196,606
   *Pinnacle Entertainment, Inc............................. 540,950   6,004,545
   *Point.360...............................................  42,346      26,682
   *Premier Exhibitions, Inc................................   2,033       5,286
   *Q.E.P. Co., Inc.........................................  33,487     661,368
   *Quantum Fuel Systems Technologies Worldwide, Inc........  22,625      15,736
   *Quiksilver, Inc......................................... 945,984   3,273,105
    R.G. Barry Corp......................................... 127,905   1,629,510
  #*Radio One, Inc. Class D................................. 320,517     358,979
   #RadioShack Corp.........................................   1,700       8,806
   *Reading International, Inc. Class A..................... 136,980     679,421
   *Reading International, Inc. Class B.....................  11,620      69,139
   *Red Lion Hotels Corp.................................... 168,908   1,408,693
   *Red Robin Gourmet Burgers, Inc.......................... 100,366   3,579,052
   #Regis Corp.............................................. 199,387   3,658,751
   *Rentrak Corp............................................  85,593   1,619,420
   *Rick's Cabaret International, Inc.......................  45,421     421,053
   *Rockford Corp...........................................  80,475     430,541
   *Rocky Brands, Inc.......................................  51,060     722,499
   *Ruby Tuesday, Inc....................................... 469,920   3,195,456
  #*rue21, inc.............................................. 136,618   4,146,356
   *Ruth's Hospitality Group, Inc........................... 192,959   1,335,276
    Ryland Group, Inc. (The)................................ 326,080   7,340,061
   *Saga Communications, Inc. Class A.......................  38,991   1,468,401
    Salem Communications Corp. Class A...................... 170,251     912,545
    Scholastic Corp.........................................     700      21,385
   *School Specialty, Inc................................... 188,169     615,313
   *Scientific Games Corp. Class A.......................... 431,904   4,388,145
  #*Sealy Corp.............................................. 570,452   1,175,131
  #*Select Comfort Corp..................................... 290,114   8,378,492
    Shiloh Industries, Inc.................................. 145,400   1,336,226
   *Shoe Carnival, Inc...................................... 157,830   3,068,215
   *Shuffle Master, Inc..................................... 377,594   6,672,086
  #*Shutterfly, Inc.........................................  51,449   1,601,093
    Sinclair Broadcast Group, Inc. Class A.................. 304,904   3,134,413
  #*Skechers U.S.A., Inc. Class A........................... 129,021   2,408,822
    Skyline Corp............................................  74,594     409,521
   *Smith & Wesson Holding Corp............................. 391,300   3,228,225
   #Sonic Automotive, Inc. Class A.......................... 305,380   5,136,492
   *Sonic Corp.............................................. 372,374   2,688,540
   *Spanish Broadcasting System, Inc........................  36,748     230,042
    Spartan Motors, Inc..................................... 152,988     665,498
   *Spectrum Group International, Inc....................... 278,633     571,198
    Speedway Motorsports, Inc............................... 160,306   2,734,820
   *Sport Chalet, Inc. Class A.............................. 108,430     142,043
   *Sport Chalet, Inc. Class B..............................  15,525      26,160
   *Sports Club Co., Inc. (The)............................. 125,584      80,374
   *Spy, Inc................................................  13,301      20,949
    Stage Stores, Inc....................................... 324,585   4,956,413
    Standard Motor Products, Inc............................ 245,862   3,705,140
  #*Standard Pacific Corp...................................   4,757      24,070
   *Stanley Furniture Co., Inc..............................  43,669     196,510
   *Stein Mart, Inc......................................... 262,696   1,686,508
   *Steiner Leisure, Ltd....................................  85,896   4,033,676
   *Steinway Musical Instruments, Inc.......................  91,688   2,311,454
    Stewart Enterprises, Inc. Class A....................... 476,565   3,011,891
   *Stoneridge, Inc......................................... 220,535   1,901,012
   Strattec Security Corp...................................  30,152     657,314
   #Strayer Education, Inc..................................   8,821     870,456
   #Sturm Ruger & Co., Inc.................................. 189,301  10,803,408
    Superior Industries International, Inc.................. 242,921   4,156,378

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CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.............................  55,873 $    656,508
   *Syms Corp............................................... 143,600    1,492,004
   *Systemax, Inc........................................... 342,869    5,887,061
  #*Talbots, Inc............................................  37,754      111,752
   *Tandy Brands Accessories, Inc...........................  60,077      101,530
    Tandy Leather Factory, Inc..............................  11,808       60,693
   *Tower International, Inc................................   4,117       43,805
   *Town Sports International Holdings, Inc................. 188,968    2,422,570
   *Trans World Entertainment Corp.......................... 218,126      486,421
   *True Religion Apparel, Inc.............................. 210,027    5,704,333
   *Tuesday Morning Corp.................................... 376,049    1,519,238
   *Unifi, Inc.............................................. 163,468    1,817,764
   *Universal Electronics, Inc.............................. 139,890    2,366,939
    Universal Technical Institute, Inc...................... 224,065    2,688,780
  #*UQM Technologies, Inc................................... 123,866      158,548
   *US Auto Parts Network, Inc..............................  62,898      227,691
  #*Valassis Communications, Inc............................ 155,717    3,114,340
   #Value Line, Inc.........................................  80,059      974,318
  #*Valuevision Media, Inc. Class A......................... 366,310      593,422
  #*Vitacost.com, Inc.......................................  38,918      326,133
   *VOXX International Corp................................. 164,685    2,089,853
   *Wells-Gardner Electronics Corp.......................... 104,895      215,035
   *West Marine, Inc........................................ 178,586    2,091,242
   *Wet Seal, Inc. Class A (The)............................ 661,158    2,175,210
   #Weyco Group, Inc........................................ 115,036    2,805,728
    Williams Controls, Inc..................................  18,271      201,895
   #Winmark Corp............................................  54,688    3,135,810
  #*Winnebago Industries, Inc............................... 155,296    1,514,136
   #World Wrestling Entertainment, Inc. Class A.............  68,194      537,369
  #*Xanadoo Co. Class A.....................................     566      254,134
  .*Xstelos Holdings, Inc...................................  81,000      121,500
  #*Zale Corp............................................... 249,656      684,057
  #*Zumiez, Inc............................................. 221,700    8,127,522
                                                                     ------------
Total Consumer Discretionary................................          638,426,552
                                                                     ------------
Consumer Staples -- (3.6%)
    Alico, Inc..............................................  69,000    1,569,060
   *Alliance One International, Inc......................... 873,724    3,092,983
    Andersons, Inc. (The)................................... 164,550    8,293,320
    Arden Group, Inc. Class A...............................  15,783    1,396,006
    B&G Foods, Inc.......................................... 281,944    6,270,435
  #*Boston Beer Co., Inc. Class A (The).....................  24,821    2,564,506
   *Bridgford Foods Corp....................................  72,953      665,696
   #Calavo Growers, Inc..................................... 144,754    4,151,545
   #Cal-Maine Foods, Inc.................................... 207,119    7,462,498
    CCA Industries, Inc.....................................  35,363      164,792
   *Central Garden & Pet Co.................................  78,891      834,667
   *Central Garden & Pet Co. Class A........................ 322,975    3,452,603
   *Chiquita Brands International, Inc...................... 340,172    2,891,462
   Coca-Cola Bottling Co. Consolidated......................  72,353    4,641,445
   #Coffee Holding Co., Inc.................................  14,908      141,179
   *Craft Brew Alliance, Inc................................  79,941      615,546
   *Crystal Rock Holdings, Inc..............................     167          169
  #*Dole Food Co., Inc......................................   4,338       36,786
   *Elizabeth Arden, Inc.................................... 261,981   10,212,019
   *Farmer Bros. Co.........................................  90,540      823,914
   *Glacier Water Services, Inc.............................  24,500      566,562
    Golden Enterprises, Inc.................................  99,219      347,266
   #Griffin Land & Nurseries, Inc...........................  48,979    1,179,414
   *Harbinger Group, Inc.................................... 121,942      629,221
   *IGI Labratories, Inc....................................  30,339       31,553

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
  #*Imperial Sugar Co.....................................  84,393 $    341,792
    Ingles Markets, Inc. Class A.......................... 103,037    1,791,813
    Inter Parfums, Inc.................................... 251,933    3,967,945
    J & J Snack Foods Corp................................ 180,997   10,146,692
   *John B. Sanfilippo & Son, Inc.........................  73,994    1,069,953
  #*Lifeway Foods, Inc.................................... 154,645    1,289,739
   #Limoneira Co..........................................     348        5,850
   *Mannatech, Inc........................................   4,777       21,688
  #*Medifast, Inc.........................................  92,711    1,781,905
    MGP Ingredients, Inc.................................. 109,514      509,240
    Nash-Finch Co......................................... 126,091    3,164,884
   *National Beverage Corp................................ 400,229    5,947,403
   *Natural Alternatives International, Inc...............  70,731      466,117
  #*Nature's Sunshine Products, Inc....................... 153,100    2,369,988
   *Nutraceutical International Corp......................  59,757      916,075
    Oil-Dri Corp. of America..............................  58,075    1,228,867
   *Omega Protein Corp.................................... 144,310    1,033,260
    Orchids Paper Products Co.............................  52,280      941,040
   *Overhill Farms, Inc...................................  87,218      395,970
   *Pantry, Inc. (The).................................... 106,662    1,361,007
   *Physicians Formula Holdings, Inc...................... 105,295      326,414
  #*Pizza Inn Holdings, Inc...............................  39,700      131,010
   *Prestige Brands Holdings, Inc......................... 296,834    5,043,210
   #PriceSmart, Inc.......................................   2,271      187,448
  #*Reddy Ice Holdings, Inc...............................  33,520        4,391
    Reliv' International, Inc............................. 102,054      147,978
   *Revlon, Inc........................................... 139,686    2,385,837
   #Rocky Mountain Chocolate Factory, Inc.................  71,953      681,395
   #Sanderson Farms, Inc..................................  62,513    3,226,296
   *Scheid Vineyards, Inc.................................   2,900       32,988
   *Schiff Nutrition International, Inc................... 117,042    1,925,341
   Scope Industries.......................................   8,083    2,141,995
   *Seneca Foods Corp. Class A............................  31,792      740,436
   *Seneca Foods Corp. Class B............................  11,039      258,092
   *Smart Balance, Inc.................................... 319,285    1,883,782
    Spartan Stores, Inc................................... 215,127    3,921,765
  #*Star Scientific, Inc.................................. 164,292      583,237
    Stephan Co. (The).....................................  33,500       87,100
   *Susser Holdings Corp.................................. 117,571    3,137,970
   *Tofutti Brands, Inc...................................  53,404       95,593
   #United-Guardian, Inc..................................  40,096      770,846
   #Universal Corp........................................  76,131    3,489,084
  #*USANA Health Sciences, Inc............................ 155,615    6,489,146
    Village Super Market, Inc.............................  69,464    1,917,206
    WD-40 Co.............................................. 165,082    7,441,897
                                                                   ------------
Total Consumer Staples....................................          147,836,332
                                                                   ------------
Energy -- (4.1%)
  #*Abraxas Petroleum Corp................................ 486,100    1,448,578
    Adams Resources & Energy, Inc.........................  38,954    2,365,676
    Alon USA Energy, Inc.................................. 129,485    1,170,544
  #*Approach Resources, Inc............................... 175,138    6,283,951
   *Barnwell Industries, Inc..............................  68,834      217,171
   *Basic Energy Services, Inc............................ 237,859    3,425,170
   *BioFuel Energy Corp...................................  83,578       38,688
   *Black Ridge Oil and Gas, Inc..........................  73,707       39,065
    Bolt Technology Corp..................................  76,583    1,092,839
  #*BPZ Resources, Inc.................................... 672,421    2,723,305
   *Cal Dive International, Inc........................... 194,173      751,450
   *Callon Petroleum Co................................... 270,913    1,574,005
  #*Carrizo Oil & Gas, Inc................................  88,015    2,467,941

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
  #*Cheniere Energy, Inc....................................  39,020 $  714,456
  #*Clayton Williams Energy, Inc............................ 110,880  8,154,115
  #*Clean Energy Fuels Corp................................. 368,956  7,098,713
   *Comstock Resources, Inc.................................   9,820    172,537
   *Contango Oil & Gas Co...................................  77,129  4,185,020
   *CREDO Petroleum Corp....................................  20,021    204,414
   *Crimson Exploration, Inc................................  66,087    360,174
    Crosstex Energy, Inc.................................... 460,604  6,863,000
   *Dawson Geophysical Co...................................  67,573  1,814,335
    Delek US Holdings, Inc.................................. 209,506  3,414,948
   #DHT Holdings, Inc....................................... 197,642    158,114
   *Double Eagle Petroleum Co...............................  59,847    328,560
  #*Endeavour International Corp............................ 202,096  2,522,158
   *Energy Partners, Ltd.................................... 190,185  3,096,212
   *ENGlobal Corp........................................... 238,498    476,996
  #*Evolution Petroleum Corp................................  31,425    277,797
   *Exterran Holdings, Inc.................................. 156,860  2,119,179
   *FieldPoint Petroleum Corp...............................  48,814    191,839
   *FX Energy, Inc.......................................... 145,173    824,583
   *Gasco Energy, Inc.......................................   3,713        891
   *Geokinetics, Inc........................................  52,255     92,491
   *GeoMet, Inc.............................................  37,900     19,708
   *GeoPetro Resources Co...................................     123         20
  #*GeoResources, Inc....................................... 165,209  6,230,031
  #*Gevo, Inc...............................................  19,823    192,085
   *Global Geophysical Services, Inc........................  19,849    189,955
  #*GMX Resources, Inc...................................... 248,324    340,204
   *Green Plains Renewable Energy, Inc...................... 177,065  1,414,749
   *GreenHunter Energy, Inc.................................   1,454      3,184
    Gulf Island Fabrication, Inc............................ 111,597  3,126,948
   *Gulfmark Offshore, Inc. Class A.........................  47,443  2,285,329
  #*Harvest Natural Resources, Inc.......................... 296,613  2,040,697
  #*Heckmann Corp........................................... 783,214  2,976,213
   *Hercules Offshore, Inc.................................. 994,913  5,054,158
   *HKN, Inc................................................  45,302    103,289
  #*Hornbeck Offshore Services, Inc......................... 146,771  6,110,077
  #*Houston American Energy Corp............................ 111,149    256,754
  #*ION Geophysical Corp.................................... 766,971  4,778,229
  #*James River Coal Co..................................... 157,928    783,323
  #*Lucas Energy, Inc.......................................  91,233    169,693
  #*Magnum Hunter Resources Corp............................ 764,913  4,750,110
   *Matrix Service Co....................................... 208,057  2,839,978
   *Mexco Energy Corp.......................................   7,388     53,563
   *Mitcham Industries, Inc.................................  76,783  1,824,364
   *Natural Gas Services Group, Inc.........................  58,464    762,371
   *Newpark Resources, Inc.................................. 798,676  5,079,579
  #*Nordic American Tankers, Ltd............................  30,043    436,224
   *OYO Geospace Corp.......................................  39,325  4,531,026
  #*Pacific Ethanol, Inc....................................     457        425
    Panhandle Oil & Gas, Inc. Class A.......................  55,388  1,525,939
   *Parker Drilling Co...................................... 792,512  4,097,287
    Penn Virginia Corp......................................  13,966     71,506
   *Petroleum Development Corp.............................. 161,665  5,559,659
  #*PetroQuest Energy, Inc.................................. 414,022  2,500,693
   *PHI, Inc. Non-Voting.................................... 114,859  3,058,695
   *PHI, Inc. Voting........................................   9,745    242,358
   *Pioneer Drilling Co..................................... 300,409  2,367,223
   *PostRock Energy Corp....................................  24,812     60,789
  #*Pyramid Oil Co..........................................  22,169    103,973
   *Rentech, Inc............................................  10,420     24,070
   *REX American Resources Corp............................. 150,635  4,178,615

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Rex Energy Corp....................................... 261,989 $  2,753,504
   *RigNet, Inc...........................................     112        1,913
  #*Royale Energy, Inc....................................  45,629      216,281
   *SemGroup Corp. Class A................................     599       19,048
    Ship Finance International, Ltd.......................   1,967       27,243
  #*Syntroleum Corp....................................... 445,746      419,001
   *Tesco Corp............................................  54,962      897,529
   *TETRA Technologies, Inc............................... 433,934    3,779,565
   *TGC Industries, Inc...................................  89,226    1,018,072
  #*Triangle Petroleum Corp............................... 174,925    1,138,762
   *Tri-Valley Corp.......................................  69,236        9,624
   *Union Drilling, Inc................................... 136,545      760,556
  #*Uranium Energy Corp................................... 108,133      318,992
  #*USEC, Inc............................................. 548,039      461,230
   *VAALCO Energy, Inc.................................... 495,364    4,492,951
   *Venoco, Inc...........................................  20,319      225,744
  #*Verenium Corp.........................................   2,570       11,102
  #*Voyager Oil & Gas, Inc................................  73,707      187,216
   *Warren Resources, Inc................................. 368,470    1,138,572
   *Westmoreland Coal Co..................................  22,096      222,949
   *Willbros Group, Inc................................... 195,359    1,054,939
  #*ZaZa Energy Corp......................................  28,240      134,987
  #*Zion Oil & Gas, Inc...................................   5,765       14,297
                                                                   ------------
Total Energy..............................................          166,116,085
                                                                   ------------
Financials -- (13.6%)
   *1st Constitution Bancorp..............................  15,530      128,899
    1st Source Corp....................................... 195,160    4,428,180
   *1st United Bancorp, Inc...............................  29,028      175,910
   *21st Century Holding Co...............................  74,334      327,813
   Access National Corp...................................  59,259      756,145
   *Affirmative Insurance Holdings, Inc...................  41,899       21,153
    Alliance Bancorp, Inc. of Pennsylvania................  13,199      153,108
    Alliance Financial Corp...............................  32,610      994,931
   *Altisource Portfolio Solutions SA..................... 103,898    6,216,217
    Ameriana Bancorp......................................  20,650      113,575
   #American Equity Investment Life Holding Co............ 479,397    5,877,407
   *American Independence Corp............................  18,018       79,640
    American National Bankshares, Inc.....................  54,265    1,271,429
   *American River Bankshares.............................  17,421      126,825
   *American Safety Insurance Holdings, Ltd...............  46,560      881,381
   *American Spectrum Realty, Inc.........................  12,442       62,086
   *Ameris Bancorp........................................ 128,636    1,595,086
   *AMERISAFE, Inc........................................ 131,213    3,506,011
   *AmeriServ Financial, Inc.............................. 189,054      557,709
   *Anchor Bancorp Wisconsin, Inc.........................  10,919        7,097
    Argo Group International Holdings, Ltd................  40,268    1,162,134
   #Arrow Financial Corp.................................. 116,076    2,778,859
   #Artio Global Investors, Inc...........................  28,430      102,917
    ASB Financial Corp....................................   4,400       55,836
    Astoria Financial Corp................................  51,334      497,426
    Atlantic American Corp................................   6,731       19,722
   *Atlantic Coast Financial Corp.........................     738        1,550
    Auburn National Bancorporation, Inc...................  11,271      251,907
   *AV Homes, Inc.........................................  80,007      997,687
   #Baldwin & Lyons, Inc. Class A.........................   3,548       91,538
    Baldwin & Lyons, Inc. Class B.........................  91,616    1,994,480
    Bancfirst Corp........................................ 120,781    5,036,568
    Bancorp of New Jersey, Inc............................   1,246       11,557
   *Bancorp, Inc.......................................... 147,380    1,513,593
   #BancorpSouth, Inc.....................................  10,021      134,983

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #*BancTrust Financial Group, Inc..........................  32,799 $   69,206
    Bank Mutual Corp........................................ 162,953    635,517
    Bank of Commerce Holdings...............................  19,404     82,661
   #Bank of Kentucky Financial Corp.........................  22,372    563,998
   #Bank of the Ozarks, Inc................................. 312,184  9,646,486
  #*BankAtlantic Bancorp, Inc. Class A......................  44,292    248,478
    BankFinancial Corp...................................... 212,076  1,412,426
    Banner Corp.............................................  57,972  1,272,485
    Bar Harbor Bankshares...................................  27,028  1,000,036
   *BBCN Bancorp, Inc....................................... 434,000  4,765,320
   #BCB Bancorp, Inc........................................  54,608    565,739
  #*BCSB Bancorp, Inc.......................................  10,495    145,880
    Beacon Federal Bancorp, Inc.............................   7,538     97,994
   *Beneficial Mutual Bancorp, Inc..........................  83,416    723,217
   *Berkshire Bancorp, Inc..................................  10,471     74,868
    Berkshire Hills Bancorp, Inc............................ 131,562  2,985,142
   *BFC Financial Corp. Class A.............................  75,991     50,154
   *BNCCORP, Inc............................................  12,585     29,260
   *BofI Holding, Inc.......................................  51,150    908,936
    Boston Private Financial Holdings, Inc.................. 582,165  5,425,778
   #Bridge Bancorp, Inc.....................................  37,058    721,890
   *Bridge Capital Holdings.................................  26,240    401,210
    Brookline Bancorp, Inc.................................. 631,106  5,667,332
   *Brunswick Bancorp.......................................     120        699
    Bryn Mawr Bank Corp..................................... 101,046  2,171,479
    C&F Financial Corp......................................   7,647    240,498
    Calamos Asset Management, Inc........................... 108,102  1,396,678
    California First National Bancorp.......................  81,133  1,290,015
   *Camco Financial Corp....................................  26,162     63,050
    Camden National Corp....................................  77,363  2,515,845
   *Cape Bancorp, Inc.......................................   4,774     38,860
   *Capital Bank Corp.......................................  18,602     42,785
   #Capital City Bank Group, Inc............................ 150,073  1,253,110
    Capital Properties, Inc. Class A........................   5,522     82,830
   .Capital Properties, Inc. Class B........................   5,522         --
    Capital Southwest Corp..................................  12,644  1,210,284
    Cardinal Financial Corp................................. 239,761  2,893,915
   *Carolina Bank Holdings, Inc.............................   4,335     19,638
   *Carrollton Bancorp......................................   1,890      9,894
   *Carver Bancorp, Inc.....................................     100        485
   #Center Bancorp, Inc..................................... 144,104  1,523,179
    Centerstate Banks, Inc..................................  40,203    323,232
    Central Bancorp, Inc....................................  10,265    185,899
   *Central Pacific Financial Corp..........................  50,612    719,703
    Century Bancorp, Inc. Class A...........................  18,900    519,183
    CFS Bancorp, Inc........................................ 101,373    562,620
   #Charter Financial Corp..................................     750      6,750
    Chemical Financial Corp................................. 235,414  5,195,587
   *Chicopee Bancorp, Inc...................................  26,112    376,013
  #*Citizens Community Bancorp, Inc.........................   4,432     27,345
   *Citizens First Corp.....................................   1,442     11,896
    Citizens Holding Co.....................................   9,825    184,219
   *Citizens Republic Bancorp, Inc..........................  98,966  1,669,556
    Citizens South Banking Corp.............................  61,448    307,240
   *Citizens, Inc........................................... 388,383  3,732,361
   #City Holding Co......................................... 162,791  5,429,080
    CKX Lands, Inc..........................................  14,943    190,598
    Clifton Savings Bancorp, Inc............................  54,327    555,222
   #CNB Financial Corp......................................  51,734    850,507
    CoBiz Financial, Inc.................................... 183,604  1,147,525
    Codorus Valley Bancorp, Inc.............................   9,888    136,454

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Colonial Financial Services, Inc........................   7,831 $  105,523
  #*Colony Bankcorp, Inc....................................  37,943    155,756
    Columbia Banking System, Inc............................ 242,926  4,977,554
    Commercial National Financial Corp......................  10,348    257,665
   #Community Bank System, Inc.............................. 232,135  6,527,636
    Community Trust Bancorp, Inc............................ 139,259  4,449,325
   *Community West Bancshares...............................  12,713     28,922
  #*CompuCredit Holdings Corp............................... 221,446  1,220,167
   #Consolidated-Tokoma Land Co.............................  53,151  1,562,639
   *Consumer Portfolio Services, Inc........................   3,677      6,435
   *Cowen Group, Inc. Class A............................... 193,455    487,507
    Crawford & Co. Class A.................................. 284,141  1,062,687
   #Crawford & Co. Class B.................................. 146,420    698,423
   #CVB Financial Corp...................................... 261,658  3,027,383
   *DFC Global Corp......................................... 284,035  4,964,932
    Diamond Hill Investment Group, Inc......................     710     53,882
    Dime Community Bancshares, Inc.......................... 344,890  4,780,175
    Donegal Group, Inc. Class A............................. 169,997  2,315,359
    Donegal Group, Inc. Class B.............................  34,951    611,642
   *Doral Financial Corp....................................  14,200     25,986
    Duff & Phelps Corp...................................... 146,179  2,324,246
    Eagle Bancorp Montana, Inc..............................     578      5,924
    Eastern Insurance Holdings, Inc.........................  23,305    356,566
   *Eastern Virginia Bankshares, Inc........................   6,845     26,353
    ECB Bancorp, Inc........................................   4,170     39,240
    Edelman Financial Group, Inc............................ 124,700  1,101,101
  #*eHealth, Inc............................................ 126,750  2,246,010
    EMC Insurance Group, Inc................................ 116,309  2,299,429
    Employers Holdings, Inc................................. 221,571  3,837,610
   *Encore Bancshares, Inc..................................  22,614    463,813
   #Enterprise Bancorp, Inc.................................  34,536    555,684
    Enterprise Financial Services Corp......................  56,173    679,132
    Epoch Holding Corp...................................... 107,387  2,899,449
    ESB Financial Corp...................................... 134,362  1,804,482
    ESSA Bancorp, Inc.......................................  63,266    616,844
    Evans Bancorp, Inc......................................  11,267    169,118
    Evercore Partners, Inc..................................  36,142    955,233
   *Farmers Capital Bank Corp...............................  23,827    153,684
    FBL Financial Group, Inc. Class A....................... 289,468  8,429,308
    Federal Agricultural Mortgage Corp. Class A.............   4,200     75,075
    Federal Agricultural Mortgage Corp. Class C.............  79,431  1,815,793
    Fidelity Bancorp, Inc...................................   6,155     67,243
    Fidelity Southern Corp..................................  85,647    727,144
    Financial Institutions, Inc.............................  68,531  1,159,545
   *First Acceptance Corp...................................  45,747     70,450
    First Advantage Bancorp.................................   9,868    130,307
   #First Bancorp........................................... 143,484  1,437,710
   *First BanCorp...........................................  89,290    380,375
    First Bancorp of Indiana, Inc...........................   1,400     15,750
   #First Bancorp, Inc......................................  74,352  1,078,848
   *First Bancshares, Inc...................................   5,228     33,721
    First Bancshares, Inc. (The)............................   4,544     41,759
   *First Bank of Delaware..................................  50,014    117,033
    First Busey Corp........................................ 429,939  1,994,917
    First Business Financial Services, Inc..................   6,208    140,984
   *First California Financial Group, Inc...................  16,786     91,652
  #*First Cash Financial Services, Inc...................... 158,500  6,492,160
    First Commonwealth Financial Corp....................... 499,687  3,212,987
    First Community Bancshares, Inc......................... 109,870  1,471,159
    First Defiance Financial Corp...........................  68,992  1,185,283
  #*First Federal Bancshares of Arkansas, Inc...............  43,408    410,206

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *First Federal of Northern Michigan Bancorp, Inc.........  13,700 $   50,896
    First Financial Bancorp................................. 160,909  2,704,880
   #First Financial Bankshares, Inc.........................  25,629    867,285
    First Financial Corp.................................... 122,228  3,666,840
    First Financial Holdings, Inc........................... 107,821  1,244,254
   *First Financial Northwest, Inc..........................  42,743    339,807
   *First Financial Service Corp............................  18,814     65,849
    First Interstate BancSystem, Inc........................  65,219    918,936
   *First Investors Financial Services Group, Inc...........  43,200    383,400
    First M&F Corp..........................................  21,987     95,863
   *First Marblehead Corp. (The)............................  49,478     52,447
    First Merchants Corp.................................... 172,560  2,127,665
    First Midwest Bancorp, Inc.............................. 271,657  2,893,147
    First Pactrust Bancorp, Inc.............................  23,385    257,001
   *First Place Financial Corp.............................. 156,747    101,886
   *First Regional Bancorp..................................   2,345          1
   *First South Bancorp, Inc................................  59,381    255,932
  #*First United Corp.......................................  31,308    258,291
   *First West Virginia Bancorp.............................   1,142     18,386
    Firstbank Corp..........................................  35,127    349,514
   *FirstCity Financial Corp................................  90,800    750,916
   *Flagstar Bancorp, Inc...................................  29,880     26,008
    Flagstone Reinsurance Holdings SA.......................  58,379    437,843
    Flushing Financial Corp................................. 204,482  2,664,400
    FNB Corp................................................ 107,336  1,218,264
  #*FNB United Corp.........................................     216      3,659
   *Forestar Group, Inc..................................... 187,122  2,877,936
    Fox Chase Bancorp, Inc..................................  59,589    757,972
  #*FXCM, Inc...............................................  32,147    372,262
   #German American Bancorp, Inc............................  63,851  1,215,723
    GFI Group, Inc.......................................... 485,795  1,603,124
   #Glacier Bancorp, Inc.................................... 250,791  3,736,786
   *Gleacher & Co., Inc..................................... 193,688    201,436
   *Global Indemnity P.L.C..................................  55,947  1,007,605
    Gouverneur Bancorp, Inc.................................   4,366     36,347
   #Great Southern Bancorp, Inc.............................  81,553  1,960,534
   *Greene Bancshares, Inc..................................  99,241    163,748
   *Greenlight Capital Re, Ltd. Class A..................... 150,809  3,755,144
   *Guaranty Bancorp........................................ 220,959    430,870
   *Guaranty Federal Bancshares, Inc........................  17,335    143,187
   *Hallmark Financial Services, Inc........................ 104,959    789,292
    Hampden Bancorp, Inc....................................   3,433     42,569
  #*Hampton Roads Bankshares, Inc...........................   2,939      9,287
   *Hanmi Financial Corp....................................  51,910    541,421
    Harleysville Group, Inc.................................   9,290    556,843
    Harleysville Savings Financial Corp.....................  12,400    218,240
   *Harris & Harris Group, Inc.............................. 149,958    604,331
    Hawthorn Bancshares, Inc................................   5,508     41,282
    Heartland Financial USA, Inc............................ 134,420  2,489,458
   *Heritage Commerce Corp..................................  91,228    614,877
    Heritage Financial Corp.................................  68,841    901,817
    Heritage Financial Group, Inc...........................  14,733    166,041
    HF Financial Corp.......................................  34,791    417,492
   *HFF, Inc................................................ 164,538  2,688,551
   *Hilltop Holdings, Inc................................... 321,607  2,550,344
    Hingham Institution for Savings.........................  14,511    836,559
  #*HMN Financial, Inc......................................  37,346    106,436
   *Home Bancorp, Inc.......................................     175      3,038
    Home BancShares, Inc.................................... 169,255  4,932,091
    Home Federal Bancorp, Inc...............................  62,877    615,566
    Homeowners Choice, Inc..................................  64,410    902,384

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    HopFed Bancorp, Inc.....................................  18,198 $  161,780
    Horace Mann Educators Corp.............................. 424,387  7,447,992
   #Horizon Bancorp.........................................  16,890    425,121
  #*Horizon Financial Corp..................................  59,911        108
    Hudson Valley Holding Corp..............................  16,795    307,852
   *ICG Group, Inc.......................................... 347,444  3,293,769
    Independence Holding Co.................................  69,208    735,681
   #Independent Bank Corp. (453836108)...................... 153,988  4,322,443
  #*Independent Bank Corp. (453838609)......................  34,130    130,718
    Indiana Community Bancorp...............................  27,278    621,393
    Infinity Property & Casualty Corp....................... 141,994  7,583,900
    Interactive Brokers Group, Inc. Class A................. 300,535  4,559,116
   *InterGroup Corp. (The)..................................   6,500    123,760
    Internet Patents Corp...................................  12,966     42,399
   *Intervest Bancshares Corp. Class A......................   5,218     20,872
   *INTL. FCStone, Inc......................................  91,332  1,963,638
   *Investment Technology Group, Inc........................ 185,198  1,889,020
   *Investors Capital Holdings, Ltd.........................   4,238     17,884
    Investors Title Co......................................  21,301  1,085,712
   *Jacksonville Bancorp, Inc...............................   5,187     13,538
   *Jefferson Bancshares, Inc...............................   6,356     12,871
    JMP Group, Inc..........................................  79,565    589,577
    Kaiser Federal Financial Group, Inc.....................  20,145    281,829
   #KBW, Inc................................................  80,607  1,373,543
    Kearny Financial Corp...................................  27,342    265,217
   #Kennedy-Wilson Holdings, Inc............................ 302,526  4,253,516
   #Kentucky First Federal Bancorp..........................  38,012    332,605
    Lake Shore Bancorp, Inc.................................   3,368     33,680
    Lakeland Bancorp, Inc................................... 129,817  1,186,527
    Lakeland Financial Corp.................................  97,793  2,546,530
    Landmark Bancorp, Inc...................................  12,802    262,313
    Life Partners Holdings, Inc............................. 108,784    295,892
    LNB Bancorp, Inc........................................  58,795    388,047
   *Louisiana Bancorp, Inc..................................   1,237     20,039
   *LSB Financial Corp......................................   2,914     49,538
  #*Macatawa Bank Corp...................................... 202,023    684,858
   *Magyar Bancorp, Inc.....................................  15,818     75,768
    Maiden Holdings, Ltd.................................... 193,896  1,609,337
    MainSource Financial Group, Inc......................... 135,170  1,580,137
   *Malvern Federal Bancorp, Inc............................   6,050     51,425
    MarketAxess Holdings, Inc...............................  51,968  1,783,022
    Marlin Business Services Corp...........................  59,116    867,823
   *Maui Land & Pineapple Co., Inc..........................  49,270    194,616
   #Mayflower Bancorp, Inc..................................   3,884     33,830
  #*Mays (J.W.), Inc........................................   2,700     49,410
    MB Financial, Inc.......................................  64,040  1,323,707
  #*MBT Financial Corp......................................   1,663      5,056
    MCG Capital Corp........................................ 595,336  2,494,458
    Meadowbrook Insurance Group, Inc........................ 461,345  4,073,676
    Medallion Financial Corp................................ 159,347  1,741,663
  #*Mercantile Bank Corp....................................   5,570     83,216
   #Merchants Bancshares, Inc...............................  62,187  1,671,587
   *Meridian Interstate Bancorp, Inc........................  49,587    664,466
    Meta Financial Group, Inc...............................  25,650    540,446
   *Metro Bancorp, Inc...................................... 126,758  1,466,590
   *MetroCorp Bancshares, Inc...............................  65,815    756,872
  #*MGIC Investment Corp.................................... 960,788  3,324,326
    MicroFinancial, Inc.....................................  76,198    518,146
    Mid Penn Bancorp, Inc...................................   7,759     76,892
    MidSouth Bancorp, Inc...................................  51,871    731,381
    MidWestOne Financial Group, Inc.........................   5,717    119,485

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    MSB Financial Corp......................................   2,696 $   16,176
    MutualFirst Financial, Inc..............................  39,230    396,615
   *National Financial Partners Corp........................ 277,115  4,087,446
   #National Interstate Corp................................  56,975  1,367,400
    National Penn Bancshares, Inc........................... 141,103  1,300,970
    National Security Group, Inc............................  12,602    112,158
    National Western Life Insurance Co. Class A.............  11,094  1,509,450
    Naugatuck Valley Financial Corp.........................   7,309     54,598
   *Navigators Group, Inc. (The)............................  78,138  3,711,555
    NBT Bancorp, Inc........................................ 185,529  3,812,621
    Nelnet, Inc. Class A....................................  18,874    487,327
  #*Netspend Holdings, Inc.................................. 106,448    812,198
   *New Century Bancorp, Inc................................   9,127     39,429
    New England Bancshares, Inc.............................   5,185     55,791
    New Hampshire Thrift Bancshares, Inc....................  21,740    281,533
   *NewBridge Bancorp.......................................  37,743    164,559
   *Newport Bancorp, Inc....................................  11,702    160,902
   *NewStar Financial, Inc.................................. 186,548  2,214,325
   #Nicholas Financial, Inc.................................  35,879    474,679
    North Central Bancshares, Inc...........................  17,500    532,175
   *North Valley Bancorp....................................     523      6,579
   #Northeast Bancorp.......................................   3,920     40,866
    Northeast Community Bancorp, Inc........................  24,952    145,470
   #Northfield Bancorp, Inc................................. 131,971  1,842,315
    Northrim Bancorp, Inc...................................  44,423    974,641
    Northway Financial, Inc.................................   1,025     12,941
    Norwood Financial Corp..................................   9,569    258,363
    Ocean Shore Holding Co..................................  20,561    235,423
    OceanFirst Financial Corp............................... 114,319  1,665,628
    Ohio Valley Banc Corp...................................  16,910    321,290
    Old National Bancorp.................................... 108,670  1,393,149
  #*Old Second Bancorp, Inc................................. 120,505    196,423
   *OmniAmerican Bancorp, Inc...............................   6,708    134,495
    Oppenheimer Holdings, Inc. Class A......................  11,898    202,980
    Oriental Financial Group, Inc........................... 188,645  2,229,784
    Oritani Financial Corp.................................. 331,058  4,906,280
    Osage Bancshares, Inc...................................   9,097     68,455
  #*Pacific Capital Bancorp.................................  21,677    987,387
    Pacific Continental Corp................................  88,866    790,019
   *Pacific Mercantile Bancorp..............................   3,048     18,197
   *Pacific Premier Bancorp, Inc............................  34,616    269,312
    PacWest Bancorp......................................... 272,720  6,496,190
   #Park National Corp......................................  24,973  1,679,434
   *Park Sterling Corp......................................  87,987    414,419
  #*Patriot National Bancorp................................  15,644     27,533
    Peapack-Gladstone Financial Corp........................  85,161  1,297,002
   #Penns Woods Bancorp, Inc................................  36,321  1,432,500
  #*Penson Worldwide, Inc...................................  50,885     24,781
    Peoples Bancorp.........................................   3,331     59,958
    Peoples Bancorp of North Carolina.......................  15,956    130,919
    Peoples Bancorp, Inc....................................  95,501  1,756,263
  #*PHH Corp................................................  61,667    955,838
   *Phoenix Cos., Inc. (The)................................ 968,100  2,033,010
   *PICO Holdings, Inc...................................... 171,878  4,126,791
    Pinnacle Bancshares, Inc................................   2,000     20,550
   *Pinnacle Financial Partners, Inc........................ 256,635  4,696,420
   *Piper Jaffray Cos., Inc.................................   4,037     97,897
    Porter Bancorp, Inc.....................................  27,503     55,006
   *Preferred Bank..........................................   4,837     60,076
   *Premier Financial Bancorp, Inc..........................  27,910    217,140
    Presidential Life Corp.................................. 239,371  2,771,916

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Primus Guaranty, Ltd....................................  23,720 $  158,924
  #*Princeton National Bancorp, Inc.........................  17,628     27,676
    PrivateBancorp, Inc.....................................  10,075    158,480
    Provident Financial Holdings, Inc.......................  60,540    653,227
    Provident Financial Services, Inc.......................  95,643  1,405,952
    Provident New York Bancorp.............................. 401,514  3,388,778
    Prudential Bancorp, Inc. of Pennsylvania................  26,515    146,098
   *PSB Holdings, Inc.......................................   1,113      5,120
   #Pulaski Financial Corp..................................  85,066    637,995
    Pzena Investment Management, Inc. Class A...............  19,143    112,752
    QC Holdings, Inc........................................ 171,344    702,510
   #QCR Holdings, Inc.......................................     100      1,191
   #Radian Group, Inc....................................... 540,302  1,685,742
  .*Rainier Pacific Financial Group, Inc....................  51,047         --
   #Renasant Corp........................................... 146,434  2,342,944
    Republic Bancorp, Inc. Class A.......................... 199,397  4,691,811
   *Republic First Bancorp, Inc.............................  74,245    160,369
    Resource America, Inc. Class A.......................... 171,132  1,196,213
   *Riverview Bancorp, Inc..................................  96,249    168,436
    Rockville Financial, Inc................................ 125,956  1,474,945
   *Rodman & Renshaw Capital Group, Inc..................... 101,523     74,112
   #Roma Financial Corp.....................................  84,865    801,126
   *Royal Bancshares of Pennsylvania, Inc. Class A..........  26,270     39,405
   *Rurban Financial Corp...................................   2,810     13,488
   #S&T Bancorp, Inc........................................ 211,122  3,952,204
   #S.Y. Bancorp, Inc....................................... 130,785  3,034,212
   *Safeguard Scientifics, Inc.............................. 197,266  3,227,272
    Safety Insurance Group, Inc.............................  78,955  3,146,357
    Salisbury Bancorp, Inc..................................   7,752    193,761
    Sandy Spring Bancorp, Inc............................... 109,183  1,966,386
   *Savannah Bancorp, Inc. (The)............................  13,286     67,759
    SCBT Financial Corp.....................................  80,154  2,756,496
    SeaBright Holdings, Inc................................. 166,442  1,496,314
   *Seacoast Banking Corp. of Florida....................... 114,505    185,498
   *Security National Financial Corp. Class A...............   5,886      9,741
    Selective Insurance Group, Inc..........................  68,487  1,197,838
    Shore Bancshares, Inc...................................  36,541    233,862
    SI Financial Group, Inc.................................   7,776     89,424
   *Siebert Financial Corp..................................  13,141     23,522
   #Sierra Bancorp..........................................  89,338    818,336
   #Simmons First National Corp. Class A.................... 137,837  3,354,953
    Somerset Hills Bancorp..................................   2,336     20,358
    South Street Financial Corp.............................   2,945     17,007
   *Southcoast Financial Corp...............................   2,918      6,974
   *Southern Community Financial Corp.......................  45,616    127,725
   *Southern Connecticut Bancorp, Inc.......................  13,701     25,210
   *Southern First Bancshares, Inc..........................  27,396    235,606
    Southern Missouri Bancorp, Inc..........................   7,112    175,097
    Southern National Bancorp of Virginia, Inc..............   1,014      6,997
   #Southside Bancshares, Inc............................... 109,184  2,227,363
   *Southwest Bancorp, Inc.................................. 132,666  1,205,934
    Southwest Georgia Financial Corp........................  12,047    100,171
    State Auto Financial Corp...............................  35,237    504,946
    StellarOne Corp......................................... 113,538  1,420,360
    Sterling Bancorp........................................ 272,969  2,595,935
   #Stewart Information Services Corp....................... 154,678  2,276,860
   *Stratus Properties, Inc.................................  70,975    644,808
  #*Suffolk Bancorp.........................................  96,990  1,152,241
    Summit State Bank.......................................   1,118      6,976
   *Sun Bancorp, Inc........................................ 237,652    686,814
   *Superior Bancorp........................................   3,626          8

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

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Susquehanna Bancshares, Inc........................... 111,336 $  1,154,556
   *Sussex Bancorp........................................   5,926       29,837
    SWS Group, Inc........................................ 265,182    1,495,626
  #*Taylor Capital Group, Inc............................. 164,174    2,285,302
    Teche Holding Co......................................  16,949      632,706
   *Tejon Ranch Co........................................ 219,496    6,554,151
    Territorial Bancorp, Inc..............................  30,366      659,550
  #*Texas Capital Bancshares, Inc......................... 174,898    6,595,404
    TF Financial Corp.....................................  21,681      542,025
    Thomas Properties Group, Inc.......................... 401,172    1,957,719
   *TIB Financial Corp....................................     557        7,753
   *TierOne Corp.......................................... 163,324          245
   *Timberland Bancorp, Inc...............................  70,526      358,977
   #Tompkins Financial Corp...............................  88,947    3,366,644
   *Tower Financial Corp..................................   8,021       84,541
    Tower Group, Inc......................................  41,425      893,952
   #TowneBank............................................. 101,387    1,320,059
   *Tree.com, Inc.........................................  25,504      204,032
  .*Trenwick Group, Ltd...................................  12,662           --
   #TriCo Bancshares...................................... 150,056    2,466,921
    TrustCo Bank Corp..................................... 563,849    3,084,254
  .*UCBH Holdings, Inc.................................... 196,446          982
   *Unico American Corp................................... 113,900    1,336,047
    Union Bankshares, Inc.................................  14,617      277,431
    Union First Market Bankshares Corp.................... 126,125    1,760,705
   *United Bancshares, Inc................................   6,297       51,006
    United Community Bancorp..............................   2,153       11,842
   *United Community Banks, Inc...........................  51,367      483,363
   *United Community Financial Corp....................... 271,344      436,864
    United Financial Bancorp, Inc.........................  84,457    1,354,690
    United Fire Group, Inc................................ 193,049    3,324,304
  #*United Security Bancshares............................ 102,850      256,097
   *Unity Bancorp, Inc....................................  32,785      202,283
    Universal Insurance Holdings, Inc..................... 193,328      800,378
    Univest Corp. of Pennsylvania......................... 100,157    1,612,528
    ViewPoint Financial Group, Inc........................ 205,934    3,276,410
   *Virginia Commerce Bancorp, Inc........................ 111,489      872,959
   *Virtus Investment Partners, Inc.......................  49,664    4,191,642
    VIST Financial Corp...................................  14,344      167,825
    VSB Bancorp, Inc......................................   2,848       30,588
   *Walker & Dunlop, Inc..................................   6,150       80,258
    Washington Banking Co.................................  85,213    1,187,869
    Washington Trust Bancorp, Inc......................... 132,501    3,136,299
   *Waterstone Financial, Inc.............................  29,050       91,508
    Wayne Savings Bancshares, Inc.........................   3,361       29,375
    WesBanco, Inc......................................... 243,744    4,991,877
    West Bancorporation, Inc..............................  89,084      855,206
   *West Coast Bancorp....................................  89,674    1,752,230
   *Western Alliance Bancorp.............................. 466,937    4,099,707
    Westfield Financial, Inc.............................. 139,395    1,041,281
    Westwood Holdings Group, Inc..........................  68,070    2,503,615
    White River Capital, Inc..............................   8,765      198,089
   *Wilshire Bancorp, Inc................................. 326,468    1,749,868
  #*World Acceptance Corp................................. 156,911   10,436,151
   *WSB Holdings, Inc.....................................  45,558      156,036
    WSFS Financial Corp...................................  16,711      666,936
    WVS Financial Corp....................................  12,479       96,463
   *Yadkin Valley Financial Corp..........................  26,045       84,907
   *ZipRealty, Inc........................................ 202,492      275,389
                                                                   ------------
Total Financials..........................................          551,406,535
                                                                   ------------

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (10.1%)
   *Abaxis, Inc.............................................  88,708 $ 3,159,779
  #*ABIOMED, Inc............................................ 230,545   5,609,160
   *Acadia Healthcare Co., Inc..............................   8,509     135,804
   *Acadia Pharmaceuticals, Inc.............................   4,078       6,117
  #*Accelr8 Technology Corp.................................  35,412      97,737
  #*Access Pharmaceuticals, Inc.............................  15,200      16,568
   *Accuray, Inc............................................ 412,548   3,176,620
  #*Achillion Pharmaceuticals, Inc..........................  62,014     412,393
   *Acorda Therapeutics, Inc................................  84,594   2,135,153
   *Adcare Health Systems, Inc..............................  14,002      50,547
   *Addus HomeCare Corp.....................................   1,451       6,704
   *ADVENTRX Pharmaceuticals, Inc...........................  72,538      42,652
  #*Affymax, Inc............................................ 207,059   2,714,544
   *Affymetrix, Inc......................................... 490,692   2,168,859
  #*Air Methods Corp........................................ 115,182   9,687,958
  #*Akorn, Inc.............................................. 733,196   8,893,667
   *Albany Molecular Research, Inc.......................... 318,199   1,015,055
   *Alexza Pharmaceuticals, Inc............................. 154,400      95,728
   *Alliance HealthCare Services, Inc....................... 473,085     648,126
   *Allied Healthcare Products, Inc.........................  21,868      71,618
  #*Allos Therapeutics, Inc................................. 651,602   1,185,916
   *Almost Family, Inc......................................  47,752   1,164,194
   *Alnylam Pharmaceuticals, Inc............................  65,757     748,972
   *Alphatec Holdings, Inc.................................. 249,814     544,595
   *AMAG Pharmaceuticals, Inc............................... 117,140   1,834,412
   *Amedisys, Inc........................................... 111,980   1,649,465
   *American Caresource Holding, Inc........................   6,054       3,148
   *American Learning Corp..................................   2,200       2,143
   *American Shared Hospital Services.......................  35,563     117,180
  #*Amicus Therapeutics, Inc................................   5,562      27,143
   *AMN Healthcare Services, Inc............................ 272,334   1,827,361
   *Amsurg Corp............................................. 295,558   8,500,248
    Analogic Corp........................................... 126,116   8,602,372
   *Angeion Corp............................................   1,294       7,214
   *AngioDynamics, Inc...................................... 185,183   2,292,566
   *Anika Therapeutics, Inc................................. 114,277   1,949,566
  #*ARCA Biopharma, Inc.....................................  31,479      22,035
  #*Arena Pharmaceuticals, Inc.............................. 245,247     598,403
  #*Ariad Pharmaceuticals, Inc.............................. 788,909  12,859,217
  #*Arqule, Inc............................................. 259,923   1,832,457
   *Array BioPharma, Inc.................................... 403,979   1,409,887
    Arrhythmia Research Technology, Inc.....................  26,575      81,054
   *ArthroCare Corp......................................... 164,437   4,104,348
    Assisted Living Concepts, Inc...........................  95,397   1,708,560
   *Astex Pharmaceuticals, Inc.............................. 245,543     432,156
   *AtriCure, Inc...........................................  26,533     217,571
    Atrion Corp.............................................  19,961   4,603,805
  #*Authentidate Holding Corp...............................  14,259      10,837
  #*AVANIR Pharmaceuticals, Inc. Class A....................  44,422     135,487
   *AVEO Pharmaceuticals, Inc...............................  79,958     919,517
   *AVI BioPharma, Inc......................................   3,910       3,262
   *Bioanalytical Systems, Inc..............................  30,808      40,667
   *BioClinica, Inc......................................... 146,057     848,591
  #*BioCryst Pharmaceuticals, Inc........................... 368,706   1,334,716
   *Biodel, Inc............................................. 157,030     113,062
  #*BioLase Technology, Inc.................................   1,958       5,091
   *BioMimetic Therapeutics, Inc............................  22,015      58,780
  #*Bio-Reference Labs, Inc................................. 194,202   4,140,387
   *BioSante Pharmaceuticals, Inc........................... 142,832      78,558
   *BioScrip, Inc........................................... 365,762   2,710,296
  #*BioSpecifics Technologies Corp..........................  24,185     356,729

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Bovie Medical Corp...................................... 158,699 $  438,009
  #*BSD Medical Corp........................................ 201,708    397,365
   *Cambrex Corp............................................ 280,334  1,816,564
    Cantel Medical Corp..................................... 179,775  4,221,117
   *Capital Senior Living Corp.............................. 226,145  2,191,345
   *Capstone Therapeutics Corp.............................. 315,300     59,907
   *Cardica, Inc............................................  42,517     89,286
   *CardioNet, Inc..........................................  15,257     43,025
   *Cardium Therapeutics, Inc...............................      18          4
   *CAS Medical Systems, Inc................................     997      2,333
   *Catalyst Pharmaceutical Partners, Inc...................  25,086     25,337
   *Celldex Therapeutics, Inc............................... 236,436  1,078,148
  #*Celsion Corp............................................  82,414    164,828
  #*Cerus Corp..............................................  48,229    190,022
   *Chindex International, Inc..............................   4,423     43,213
  #*Cleveland Biolabs, Inc..................................   2,513      4,875
   *Codexis, Inc............................................  49,117    177,804
   *Columbia Laboratories, Inc..............................  27,734     20,243
   *CombiMatrix Corp........................................  21,797     22,669
    Computer Programs & Systems, Inc........................  80,763  4,812,667
   *Conceptus, Inc.......................................... 278,929  5,235,497
    CONMED Corp............................................. 265,831  7,600,108
   *Conmed Healthcare Management, Inc.......................   8,269     28,445
   *Corcept Therapeutics, Inc............................... 199,501    746,134
   *Cornerstone Therapeutics, Inc...........................   8,755     51,654
   *Corvel Corp............................................. 135,738  5,903,246
   *Cross Country Healthcare, Inc........................... 246,351  1,135,678
   *CryoLife, Inc........................................... 248,945  1,316,919
  #*Cumberland Pharmaceuticals, Inc......................... 169,380  1,239,862
  #*Curis, Inc.............................................. 164,741    789,109
   *Cutera, Inc............................................. 112,038    985,934
   *Cyberonics, Inc......................................... 225,257  8,627,343
   *Cyclacel Pharmaceuticals, Inc...........................  92,895     53,879
   *Cynosure, Inc. Class A..................................  47,353    978,787
   *Cytokinetics, Inc....................................... 207,907    209,986
  #*Cytori Therapeutics, Inc................................  26,389     62,542
    Daxor Corp..............................................  43,502    398,043
   *Depomed, Inc............................................ 325,064  1,979,640
   *DGT Holdings Corp.......................................  12,563    117,778
   *Digirad Corp............................................ 104,281    228,375
   *Discovery Laboratories, Inc.............................  16,454     50,678
  #*Durect Corp............................................. 607,024    424,917
   *DUSA Pharmaceuticals, Inc...............................  70,767    414,695
  #*Dyax Corp............................................... 689,190  1,123,380
   *Dynacq Healthcare, Inc..................................  64,639     56,882
   *Dynavax Technologies Corp...............................   2,993     14,995
   *DynaVox, Inc. Class A...................................   3,644      8,964
   *Emergent Biosolutions, Inc.............................. 214,461  3,015,322
  #*Emeritus Corp........................................... 219,748  3,779,666
   *Emisphere Technologies, Inc.............................   2,065        516
   *Encision, Inc...........................................   3,700      4,458
   *Endologix, Inc..........................................   5,792     86,764
    Ensign Group, Inc. (The)................................ 127,449  3,404,163
   *EnteroMedics, Inc.......................................     633      1,867
   *Entremed, Inc...........................................   1,607      3,150
   *Enzo Biochem, Inc....................................... 277,762    761,068
  #*Enzon Pharmaceuticals, Inc.............................. 305,673  1,904,343
   *eResearch Technology, Inc............................... 518,570  4,096,703
   *Exact Sciences Corp..................................... 181,881  1,958,858
   *Exactech, Inc........................................... 100,253  1,553,922
   *ExamWorks Group, Inc....................................  11,742    136,677

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  #*Exelixis, Inc...........................................     375 $    1,800
   *Five Star Quality Care, Inc............................. 172,181    590,581
   *Furiex Pharmaceuticals, Inc.............................  26,710    383,823
   *Galena Biopharma, Inc...................................     319        386
   *GenMark Diagnostics, Inc................................   2,106      9,645
  #*Genomic Health, Inc.....................................  40,247  1,153,479
   *Gentiva Health Services, Inc............................ 153,525  1,271,187
  #*Geron Corp.............................................. 337,014    566,184
   *Greatbatch, Inc......................................... 240,304  5,596,680
  #*GTx, Inc................................................ 157,741    493,729
  #*Halozyme Therapeutics, Inc..............................  82,641    668,566
   *Hanger Orthopedic Group, Inc............................ 308,862  7,273,700
   *Harvard Bioscience, Inc................................. 312,031  1,245,004
   *HealthStream, Inc....................................... 178,977  4,102,153
   *Healthways, Inc......................................... 131,852    879,453
   *Helicos BioSciences Corp................................ 121,945      7,329
   *Hemispherx Biopharma, Inc...............................  93,100     28,861
   *Hi-Tech Pharmacal Co., Inc.............................. 109,346  3,563,586
   *Hooper Holmes, Inc...................................... 672,769    427,208
  #*iBio, Inc............................................... 116,875    174,144
   *iCAD, Inc...............................................  37,500     17,250
   *ICU Medical, Inc........................................ 135,004  7,086,360
  #*Idenix Pharmaceuticals, Inc............................. 145,295  1,274,237
   *Idera Pharmaceuticals, Inc.............................. 288,928    392,942
  #*Immunomedics, Inc....................................... 210,803    756,783
  #*Infinity Pharmaceuticals, Inc........................... 123,647  1,669,234
   *Inovio Pharmaceuticals, Inc.............................  10,400      5,512
   *IntegraMed America, Inc.................................  71,370    884,274
    Invacare Corp........................................... 248,109  3,932,528
  #*IPC The Hospitalist Co..................................  83,646  3,212,843
   *Iridex Corp.............................................  22,177     92,922
   *IRIS International, Inc................................. 173,728  2,272,362
   *IsoRay, Inc.............................................      20         10
  #*ISTA Pharmaceuticals, Inc............................... 145,725  1,318,811
   *IVAX Diagnostics, Inc...................................     119         84
   *Jazz Pharmaceuticals P.L.C..............................  22,391  1,142,613
    Kensey Nash Corp........................................ 116,629  3,315,762
   *Keryx Biopharmaceuticals, Inc...........................  45,500     71,890
    Kewaunee Scientific Corp................................  25,060    209,126
   *Kindred Healthcare, Inc................................. 255,764  2,465,565
  #*K-V Pharmaceutical Co. Class A.......................... 148,316    170,563
   *K-V Pharmaceutical Co. Class B..........................     168        242
    Landauer, Inc...........................................  89,070  4,695,770
   *Lannet Co., Inc.........................................  76,781    302,517
   *LCA-Vision, Inc......................................... 171,633  1,270,084
    LeMaitre Vascular, Inc.................................. 170,177    918,956
  #*Lexicon Pharmaceuticals, Inc............................  27,284     44,200
   *LHC Group, Inc.......................................... 122,778  2,174,398
   *Ligand Pharmaceuticals, Inc. Class B....................  12,422    167,821
   *Luminex Corp............................................  77,614  1,943,455
  #*MAP Pharmaceuticals, Inc................................  30,589    392,151
   *Maxygen, Inc............................................ 352,807  1,993,360
   *MedAssets, Inc.......................................... 132,635  1,672,527
   *MedCath Corp............................................  92,602    730,630
   *Medical Action Industries, Inc.......................... 158,571    875,312
   *Medicines Co. (The)..................................... 271,950  6,007,376
  #*MediciNova, Inc.........................................  21,225     63,675
   *Medidata Solutions, Inc................................. 122,028  3,161,745
   *Medtox Scientific, Inc..................................  79,506  1,757,083
  #*Merge Healthcare, Inc...................................  27,737    119,269
   #Meridian Bioscience, Inc................................   6,954    142,905

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

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CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Merit Medical Systems, Inc.............................. 442,923 $5,855,442
   *Metropolitan Health Networks, Inc....................... 420,550  3,145,714
   *Misonix, Inc............................................  62,750    122,362
   *MModal, Inc............................................. 210,265  2,682,981
   *Molina Healthcare, Inc.................................. 174,483  4,475,489
  #*Momenta Pharmaceuticals, Inc............................ 215,560  3,423,093
  #*MWI Veterinary Supply, Inc..............................  52,411  4,947,598
   *Myrexis, Inc............................................  21,692     65,510
   *Nabi Biopharmaceuticals................................. 458,770    766,146
   *Nanosphere, Inc......................................... 128,835    228,038
    National Healthcare Corp................................ 104,607  4,770,079
    National Research Corp..................................  67,439  3,260,001
   *Natus Medical, Inc...................................... 258,066  3,158,728
   *Neogen Corp.............................................  94,385  3,680,071
   *Neurocrine Biosciences, Inc............................. 240,410  1,786,246
   *NeurogesX, Inc..........................................  50,666     21,786
  #*Novavax, Inc............................................ 419,927    571,101
  #*NuPathe, Inc............................................   5,630     20,381
   *NuVasive, Inc........................................... 134,430  2,227,505
   *Obagi Medical Products, Inc............................. 100,403  1,317,287
   *Oculus Innovative Sciences, Inc.........................     219        226
   *Omnicell, Inc........................................... 250,440  3,573,779
  #*OncoGenex Pharmaceutical, Inc...........................  16,093    209,209
   *Opexa Therapeutics, Inc.................................  18,635     11,554
   *OraSure Technologies, Inc............................... 188,943  2,167,176
  #*Orexigen Therapeutics, Inc.............................. 125,357    438,750
   *Orthofix International N.V..............................  82,828  3,414,170
  #*Osiris Therapeutics, Inc................................  25,498    135,394
  #*Pacific Biosciences of California, Inc..................   8,471     22,872
   *Pain Therapeutics, Inc.................................. 378,158  1,531,540
   *Palomar Medical Technologies, Inc.......................  86,083    748,922
   *PDI, Inc................................................ 131,394  1,065,605
   #PDL BioPharma, Inc...................................... 912,486  5,739,537
   *Pernix Therapeutics Holdings, Inc.......................  36,485    313,771
  #*PharmAthene, Inc........................................  12,300     19,926
  #*PharMerica Corp......................................... 280,658  3,331,410
  #*PhotoMedex, Inc.........................................   2,914     44,846
  #*Pozen, Inc.............................................. 231,921  1,544,594
   *Progenics Pharmaceuticals, Inc.......................... 283,740  3,118,303
   *ProPhase Labs, Inc......................................  56,585     57,151
   *Providence Service Corp. (The).......................... 116,135  1,632,858
   *pSivida Corp............................................  40,950     94,185
    Psychemedics Corp.......................................   1,558     15,346
  #*Questcor Pharmaceuticals, Inc...........................  37,726  1,693,897
  #*Quidel Corp............................................. 261,600  4,321,632
   *RadNet, Inc.............................................  87,882    271,555
   *Repligen Corp........................................... 331,745  1,462,995
  #*Repros Therapeutics, Inc................................  10,473     44,196
   *Retractable Technologies, Inc...........................     272        343
   *Rigel Pharmaceuticals, Inc.............................. 426,762  3,298,870
   *Rochester Medical Corp.................................. 102,568  1,031,834
  #*Rockwell Medical Technologies, Inc......................  17,309    160,108
   *RTI Biologics, Inc...................................... 361,288  1,264,508
  .*Rxi Pharmaceuticals Corp................................     319         --
  #*Sangamo Biosciences, Inc................................ 229,020  1,064,943
   *Santarus, Inc........................................... 256,351  1,632,956
   *SciClone Pharmaceuticals, Inc........................... 464,009  2,779,414
   *Senesco Technologies, Inc...............................     185         41
   *SIGA Technologies, Inc..................................   5,038     16,625
    Simulations Plus, Inc................................... 123,672    558,997
   *Skilled Healthcare Group, Inc. Class A.................. 107,990    828,283

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

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Solta Medical, Inc.................................... 104,457 $    339,485
   *Somaxon Pharmaceuticals, Inc..........................     798          279
    Span-American Medical System, Inc.....................  32,884      540,942
   *Spectranetics Corp.................................... 223,461    2,344,106
  #*Spectrum Pharmaceuticals, Inc......................... 455,014    4,836,799
   *SRI/Surgical Express, Inc.............................  47,068      177,446
  #*Staar Surgical Co..................................... 201,220    2,207,383
   *StemCells, Inc........................................  14,488       13,561
   *Stereotaxis, Inc...................................... 155,719       63,720
   *Strategic Diagnostics, Inc............................   4,062        7,230
   *Sucampo Pharmaceuticals, Inc. Class A.................  99,642      829,021
   *Sun Healthcare Group, Inc............................. 139,719    1,010,168
   *SunLink Health Systems, Inc...........................  34,329       42,225
  #*Sunrise Senior Living, Inc............................ 331,128    2,079,484
   *SurModics, Inc........................................ 178,665    2,642,455
   *Symmetry Medical, Inc................................. 275,481    1,958,670
  #*Synageva BioPharma Corp...............................   5,736      217,853
  #*Synta Pharmaceuticals Corp............................  41,038      178,515
   *Targacept, Inc........................................  29,848      141,778
   *Telik, Inc............................................   4,694       14,598
   *Theragenics Corp...................................... 278,526      479,065
  #*Threshold Pharmaceuticals, Inc........................  17,876      130,137
   *Tornier N.V...........................................   3,719       88,178
   *TranS1, Inc...........................................  75,257      267,162
  #*Transcept Pharmaceuticals, Inc........................ 115,896    1,041,905
   *Triple-S Management Corp. Class B..................... 104,271    2,195,947
    U.S. Physical Therapy, Inc............................ 118,305    2,884,276
   *Universal American Corp............................... 144,464    1,326,180
  #*Urologix, Inc......................................... 123,100      132,948
  #*Uroplasty, Inc........................................  12,179       37,024
    Utah Medical Products, Inc............................  48,415    1,533,303
   *Vascular Solutions, Inc............................... 159,912    1,815,001
  #*Vical, Inc............................................  64,296      200,604
   *Vision-Sciences, Inc..................................  23,250       37,898
   *Wright Medical Group, Inc............................. 251,781    4,690,680
   *XenoPort, Inc.........................................  25,571      116,859
    Young Innovations, Inc................................  72,296    2,458,064
   *Zalicus, Inc..........................................  51,163       53,721
                                                                   ------------
Total Health Care.........................................          408,001,659
                                                                   ------------
Industrials -- (15.3%)
   *A.T. Cross Co. Class A................................  80,115      919,720
   #AAON, Inc............................................. 274,696    5,603,798
    AAR Corp.............................................. 188,406    2,910,873
   *Acacia Research Corp..................................  44,691    1,832,331
   *ACCO Brands Corp...................................... 356,485    3,743,093
   *Accuride Corp.........................................  14,370      104,183
    Aceto Corp............................................ 226,997    2,042,973
    Acorn Energy, Inc.....................................  61,900      773,131
   *Active Power, Inc..................................... 333,059      294,757
   *Adept Technology, Inc................................. 107,018      622,845
  #*Advisory Board Co. (The)..............................  39,785    3,626,801
   *Aegion Corp........................................... 170,006    3,102,610
   *AeroCentury Corp......................................   9,017       97,925
   *Aerosonic Corp........................................   8,419       28,961
   *Aerovironment, Inc.................................... 139,556    3,394,002
   *Air Transport Services Group, Inc..................... 326,268    1,729,220
    Aircastle, Ltd........................................ 224,541    2,728,173
    Alamo Group, Inc......................................  91,265    3,073,805
    Albany International Corp. Class A.................... 178,964    4,309,453
  #*Allegiant Travel Co...................................  68,775    4,041,219

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

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
  .*Allied Defense Group, Inc..........................  51,940       $  279,437
    Allied Motion Technologies, Inc....................  35,896          288,963
   *Altra Holdings, Inc................................ 172,711        3,157,157
   *Ameresco, Inc......................................  89,840        1,095,150
   *American Railcar Industries, Inc................... 147,969        3,992,204
   *American Reprographics Co.......................... 205,787        1,123,597
    American Science & Engineering, Inc................  87,246        5,698,036
    American Woodmark Corp............................. 129,485        2,324,256
    Ampco-Pittsburgh Corp..............................  85,568        1,589,853
   *AMREP Corp.........................................  55,375          430,264
    Apogee Enterprises, Inc............................ 252,406        3,876,956
  #*Applied Energetics, Inc............................  11,903              833
    Argan, Inc.........................................  27,402          399,521
    Arkansas Best Corp................................. 158,211        2,426,957
   *Arotech Corp.......................................  99,723          118,670
   #Art's-Way Manufacturing Co., Inc...................     200            1,368
  #*Ascent Solar Technologies, Inc.....................  78,540           51,130
  #*Asset Acceptance Capital Corp...................... 288,037        1,532,357
    Asta Funding, Inc..................................  17,692          150,028
   *Astec Industries, Inc.............................. 180,676        5,653,352
   *Astronics Corp.....................................  75,893        2,409,603
   *Astronics Corp. Class B............................  26,727          836,822
   *Astrotech Corp.....................................   6,182            5,997
   *Avalon Holding Corp. Class A.......................  20,575          117,278
    AZZ, Inc........................................... 116,390        6,018,527
    Barrett Business Services, Inc.....................  86,627        1,715,215
   *Beacon Roofing Supply, Inc......................... 249,092        6,648,265
   *Blount International, Inc.......................... 342,772        5,542,623
   *BlueLinx Holdings, Inc............................. 135,808          373,472
   *BNS Holding, Inc. Class A..........................   1,324          530,924
   *Breeze-Eastern Corp................................  98,241          798,208
    Briggs & Stratton Corp............................. 244,025        4,416,852
   *Broadwind Energy, Inc..............................   8,900            3,026
   *Builders FirstSource, Inc.......................... 205,327          856,214
   *CAI International, Inc.............................  99,957        2,065,112
  #*Capstone Turbine Corp..............................   7,331            7,991
    Cascade Corp....................................... 107,605        5,064,967
   *Casella Waste Systems, Inc. Class A................ 206,742        1,246,654
  #*CBIZ, Inc.......................................... 620,672        3,767,479
    CDI Corp...........................................  82,349        1,460,871
   #CECO Environmental Corp............................ 111,900          917,580
    Celadon Group, Inc................................. 198,009        3,094,881
   *Cenveo, Inc........................................  65,999          188,757
    Ceradyne, Inc...................................... 134,891        3,415,440
   *Champion Industries, Inc...........................  53,936           45,846
   *Chart Industries, Inc..............................  16,688        1,275,464
    Chicago Rivet & Machine Co.........................  17,700          332,760
    CIRCOR International, Inc.......................... 116,260        3,618,011
   *Coleman Cable, Inc.................................  40,049          340,416
  #*Colfax Corp........................................ 234,484        7,946,663
   *Columbus McKinnon Corp............................. 173,761        2,576,876
    Comfort Systems USA, Inc........................... 330,310        3,494,680
   *Command Security Corp..............................  70,192           87,038
   *Commercial Vehicle Group, Inc...................... 147,104        1,565,187
   *Competitive Technologies, Inc......................  99,675           79,740
    CompX International, Inc...........................  18,270          245,366
   *Conrad Industries, Inc.............................  18,700          333,421
   *Consolidated Graphics, Inc.........................  83,843        3,352,882
    Courier Corp....................................... 120,220        1,234,659
   *Covenant Transportation Group, Inc. Class A........  91,000          301,210
   *CPI Aerostructures, Inc............................  48,020          777,444

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
   *CRA International, Inc............................. 101,190       $2,069,336
   *Digital Power Corp.................................   3,700            5,346
   *Dolan Co. (The).................................... 138,039        1,105,692
    Douglas Dynamics, Inc..............................  68,709          970,858
   *Ducommun, Inc......................................  99,023        1,168,471
   *DXP Enterprises, Inc...............................  87,857        3,810,358
   *Dycom Industries, Inc.............................. 232,031        5,427,205
    Dynamic Materials Corp.............................  74,706        1,365,626
  #*Eagle Bulk Shipping, Inc........................... 303,400          497,576
    Eastern Co. (The)..................................  56,509        1,370,343
    Ecology & Environment, Inc. Class A................  20,292          305,800
    Empire Resources, Inc..............................     774            2,144
   *Encore Capital Group, Inc.......................... 207,755        4,923,794
    Encore Wire Corp................................... 218,125        5,560,006
   *Energy Focus, Inc..................................     838              310
  #*Energy Recovery, Inc...............................  99,345          208,624
   *EnergySolutions, Inc............................... 273,143        1,149,932
  #*EnerNOC, Inc.......................................  22,498          135,213
    Ennis, Inc......................................... 225,900        3,560,184
   *EnPro Industries, Inc.............................. 162,708        6,737,738
   *Environmental Tectonics Corp.......................  60,400           84,560
    ESCO Technologies, Inc............................. 115,669        3,979,014
    Espey Manufacturing & Electronics Corp.............  35,587          894,657
  #*Excel Maritime Carriers, Ltd....................... 299,086          559,291
   *Exponent, Inc...................................... 137,132        6,554,910
   *Federal Signal Corp................................ 477,225        2,462,481
   *Flanders Corp...................................... 254,700        1,120,680
   *Flow International Corp............................ 288,772        1,186,853
   *Fortune Industries, Inc............................      25                5
   #Forward Air Corp................................... 200,740        6,780,997
   *Franklin Covey Co.................................. 170,796        1,586,695
   #Franklin Electric Co., Inc.........................  87,072        4,366,661
    FreightCar America, Inc............................  68,568        1,481,069
   *Frozen Food Express Industries..................... 161,875          212,056
   *Fuel Tech, Inc..................................... 118,179          547,169
  #*FuelCell Energy, Inc............................... 208,549          258,601
   *Furmanite Corp..................................... 332,038        2,078,558
    G & K Services, Inc. Class A....................... 148,917        4,893,413
  #*Genco Shipping & Trading, Ltd...................... 199,626        1,067,999
   *Gencor Industries, Inc.............................   6,536           46,079
  #*GenCorp, Inc....................................... 239,938        1,648,374
   *GeoEye, Inc........................................ 145,938        3,344,899
   *Gibraltar Industries, Inc.......................... 276,610        3,739,767
   *Global Power Equipment Group, Inc..................  37,079          927,346
    Gorman-Rupp Co. (The).............................. 198,041        5,703,581
   *GP Strategies Corp................................. 153,325        2,572,794
    Graham Corp........................................  69,530        1,535,222
    Granite Construction, Inc..........................  70,672        1,967,508
    Great Lakes Dredge & Dock Corp..................... 321,142        2,379,662
   *Greenbrier Cos., Inc............................... 185,528        3,200,358
    Griffon Corp....................................... 487,028        4,826,447
   *H&E Equipment Services, Inc........................ 196,195        3,786,564
    Hardinge, Inc......................................  97,119        1,095,502
   *Hawaiian Holdings, Inc............................. 497,382        2,815,182
   #Healthcare Services Group, Inc..................... 173,598        3,683,750
    Heidrick & Struggles International, Inc............ 160,368        3,127,176
   *Heritage-Crystal Clean, Inc........................   8,887          187,960
   *Hill International, Inc............................ 317,051        1,128,702
  #*Hoku Corp..........................................  44,161           17,223
  #*Horizon Lines, Inc. Class A........................  12,140           32,292
    Houston Wire & Cable Co............................ 146,391        1,799,145

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Industrials -- (Continued)
   *Hudson Highland Group, Inc......................... 130,838       $  711,759
   *Hudson Technologies, Inc...........................  20,484           64,729
   *Hurco Cos., Inc....................................  54,870        1,444,727
   *Huron Consulting Group, Inc........................ 153,527        5,410,291
   *Huttig Building Products, Inc...................... 161,870          210,431
   *ICF International, Inc............................. 106,917        2,666,510
  #*InnerWorkings, Inc................................. 275,870        3,175,264
   *Innotrac Corp...................................... 156,400          200,974
   *Innovative Solutions & Support, Inc................ 139,210          567,977
    Insperity, Inc..................................... 158,137        4,312,396
   #Insteel Industries, Inc............................  95,277        1,083,299
   *Integrated Electrical Services, Inc................ 118,179          522,351
   *Intelligent Systems Corp...........................  42,582           72,815
    Interface, Inc. Class A............................ 243,935        3,454,120
   *Interline Brands, Inc.............................. 254,443        5,353,481
    International Shipholding Corp.....................  58,508        1,238,029
    Intersections, Inc................................. 159,980        1,924,559
    John Bean Technologies Corp........................ 170,994        2,734,194
   *JPS Industries, Inc................................  24,500          162,925
   *Kadant, Inc........................................  98,109        2,538,080
    Kaman Corp......................................... 236,632        8,135,408
    Kaydon Corp........................................  50,850        1,247,350
    Kelly Services, Inc................................     635           11,430
    Kelly Services, Inc. Class A....................... 252,238        3,528,810
   *Key Technology, Inc................................  49,705          649,644
   *Kforce, Inc........................................ 392,320        5,676,870
    Kimball International, Inc. Class B................ 239,689        1,637,076
    Knoll, Inc......................................... 292,566        4,327,051
   *Korn/Ferry International........................... 285,016        4,603,008
  #*Kratos Defense & Security Solutions, Inc........... 186,873        1,037,145
    KSW, Inc...........................................  59,720          235,297
    L.B. Foster Co. Class A............................ 103,703        2,780,277
    L.S. Starrett Co. Class A..........................  51,344          662,338
    Lawson Products, Inc...............................  82,104        1,195,434
   *Layne Christensen Co............................... 143,622        2,951,432
    Lindsay Corp.......................................  84,924        5,672,074
   *LMI Aerospace, Inc.................................  94,303        1,724,802
    LSI Industries, Inc................................ 202,766        1,388,947
   *Luna Innovations, Inc..............................  17,526           29,794
   *Lydall, Inc........................................ 140,704        1,484,427
   *Magnetek, Inc......................................  30,711          586,580
   *Manitex International, Inc.........................   6,450           61,468
    Marten Transport, Ltd.............................. 205,308        4,325,840
   *Mastech Holdings, Inc..............................   6,992           40,309
    McGrath RentCorp................................... 238,324        7,011,492
   *Metalico, Inc...................................... 363,245        1,176,914
    Met-Pro Corp....................................... 188,147        1,873,944
   *MFRI, Inc..........................................  57,134          399,938
   *Michael Baker Corp.................................  84,494        1,903,650
    Miller Industries, Inc.............................  67,116        1,100,702
   *Mistras Group, Inc................................. 125,292        2,940,603
  #*Mobile Mini, Inc................................... 238,325        4,494,810
   *Mueller (Paul) Co..................................  10,813          256,809
    Mueller Water Products, Inc. Class A............... 958,314        3,440,347
    Multi-Color Corp................................... 105,413        2,247,405
   *MYR Group, Inc..................................... 178,951        2,992,061
    NACCO Industries, Inc. Class A.....................  32,593        3,698,328
   *National Patent Development Corp................... 109,400          312,884
   #National Presto Industries, Inc....................  40,403        2,978,509
   *National Technical Systems, Inc....................  86,036          473,198
   *Navigant Consulting, Inc........................... 223,857        3,116,089

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Industrials -- (Continued)
   *NCI Building Systems, Inc.........................  11,790       $   141,362
    NL Industries, Inc................................ 237,580         3,342,751
   *NN, Inc........................................... 161,652         1,278,667
   *Northwest Pipe Co.................................  88,868         1,849,343
  #*Ocean Power Technologies, Inc.....................  33,704            92,012
  #*Odyssey Marine Exploration, Inc................... 448,045         1,362,057
  #*Omega Flex, Inc................................... 100,332         1,349,465
   *On Assignment, Inc................................ 226,572         4,239,162
   *Orbit International Corp..........................  14,582            64,744
   *Orbital Sciences Corp............................. 263,056         3,303,983
   *Orion Energy Systems, Inc.........................  26,146            54,907
   *Orion Marine Group, Inc...........................  79,120           547,510
   #P.A.M. Transportation Services, Inc...............  86,903           927,255
  #*Pacer International, Inc.......................... 211,152         1,269,024
   *Park-Ohio Holdings Corp...........................  99,907         2,156,992
   *Patrick Industries, Inc...........................  68,110           881,343
  #*Patriot Transportation Holding, Inc...............  92,577         2,033,917
   *Pendrell Corp..................................... 116,564           157,361
   *PGT, Inc..........................................  36,578            74,619
   *Pike Electric Corp................................ 156,205         1,284,005
   *Pinnacle Airlines Corp............................ 182,789            82,986
  #*Plug Power, Inc...................................  65,190            86,051
  #*PMFG, Inc.........................................  94,438         1,275,857
  #*Polypore International, Inc.......................  49,972         1,866,454
   *Powell Industries, Inc............................ 110,153         3,592,089
  #*PowerSecure International, Inc.................... 174,708           906,735
    Preformed Line Products Co........................  51,643         2,981,350
    Primoris Services Corp............................ 197,637         2,849,926
    Providence & Worcester Railroad Co................  18,747           299,015
   *Quality Distribution, Inc......................... 189,734         2,119,329
    Quanex Building Products Corp..................... 202,259         3,727,633
   *RailAmerica, Inc.................................. 134,058         3,107,464
    Raven Industries, Inc............................. 178,996        10,777,349
   *RBC Bearings, Inc................................. 134,813         6,320,033
   *RCM Technologies, Inc............................. 114,406           621,225
   *Real Goods Solar, Inc. Class A....................   1,796             2,353
  #*Republic Airways Holdings, Inc.................... 252,735         1,286,421
    Resources Connection, Inc......................... 170,435         2,212,246
   *Roadrunner Transportation Systems, Inc............  71,484         1,240,247
   *RSC Holdings, Inc.................................  43,267         1,026,293
   *Rush Enterprises, Inc. Class A.................... 235,533         4,258,437
   *Rush Enterprises, Inc. Class B.................... 115,888         1,722,096
   *Saia, Inc......................................... 113,052         2,123,117
   *SatCon Technology Corp............................ 315,637           132,568
    Schawk, Inc....................................... 244,011         3,286,828
   *Schuff International, Inc.........................  53,200           478,800
    SeaCube Container Leasing, Ltd....................  33,639           624,003
    Servotronics, Inc.................................  24,804           240,103
    SIFCO Industries, Inc.............................  45,830           892,539
    SkyWest, Inc...................................... 307,222         2,761,926
   *SL Industries, Inc................................  54,267           998,513
    SmartPros, Ltd....................................  38,973            75,997
   *Sparton Corp......................................  47,251           472,510
   *Standard Parking Corp............................. 169,280         3,226,477
    Standard Register Co.............................. 248,943           216,580
    Standex International Corp........................ 111,400         4,908,284
   *Sterling Construction Co., Inc....................  90,544           886,426
    Sun Hydraulics Corp............................... 228,837         5,727,790
   *Supreme Industries, Inc. Class A.................. 101,505           417,186
   *SYKES Enterprises, Inc............................ 278,619         4,416,111
    Sypris Solutions, Inc............................. 167,714           674,210

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Industrials -- (Continued)
   #TAL International Group, Inc..................... 210,541       $  8,697,449
   *Taser International, Inc......................... 354,872          1,632,411
   *Team, Inc........................................ 155,314          4,601,954
   *Tecumseh Products Co. Class A.................... 122,247            466,984
   *Tecumseh Products Co. Class B....................  10,870             43,154
   *Tel-Instrument Electronics Corp..................  19,940            122,432
    Tennant Co....................................... 160,314          7,101,910
   #Titan International, Inc......................... 319,702          9,236,191
   *Titan Machinery, Inc............................. 127,113          4,529,036
   *Transcat, Inc....................................  42,500            537,200
   *TRC Cos., Inc.................................... 200,030          1,316,197
  #*Trex Co., Inc.................................... 133,633          4,276,256
   *TriMas Corp...................................... 285,793          6,290,304
   *TrueBlue, Inc.................................... 273,708          4,724,200
   *Tufco Technologies, Inc..........................   6,498             20,566
   *Tutor Perini Corp................................  97,519          1,483,264
   #Twin Disc, Inc...................................  91,904          2,015,455
   *Ultralife Corp...................................  84,195            423,501
    UniFirst Corp.................................... 129,866          7,890,658
    Universal Forest Products, Inc................... 157,747          5,899,738
   *Universal Power Group, Inc.......................  29,335             53,096
   *Universal Security Instruments, Inc..............   2,177             11,865
    Universal Truckload Services, Inc................  74,631          1,164,244
  #*US Airways Group, Inc............................  54,548            559,662
    US Ecology, Inc.................................. 174,893          3,791,680
    US Home Systems, Inc.............................  48,020            421,135
   *USA Truck, Inc...................................  66,021            454,224
  #*Valence Technology, Inc..........................  67,400             49,202
   *Versar, Inc......................................  37,056             85,599
    Viad Corp........................................ 194,462          3,515,873
    Vicor Corp....................................... 260,489          1,815,608
    Virco Manufacturing Corp......................... 133,476            240,257
   *Volt Information Sciences, Inc................... 192,487          1,366,658
    VSE Corp.........................................  33,572            738,584
   *Willdan Group, Inc...............................   6,636             23,160
   *Willis Lease Finance Corp........................  76,817          1,002,462
   *XPO Logistics, Inc...............................  15,775            262,023
                                                                    ------------
Total Industrials                                                    618,791,774
                                                                    ------------
Information Technology -- (17.2%)
  #*3D Systems Corp.................................. 227,661          6,713,723
   *Accelrys, Inc.................................... 522,207          4,297,764
  #*ACI Worldwide, Inc............................... 139,347          5,554,371
   *Actuate Corp..................................... 544,100          3,863,110
   *Acxiom Corp......................................   9,811            134,705
   *ADDvantage Technologies Group, Inc...............  84,703            207,522
   *Advanced Energy Industries, Inc.................. 380,064          4,537,964
   *Advanced Photonix, Inc. Class A..................  65,272             50,259
   *Aehr Test Systems................................  42,505             62,057
  #*Aeroflex Holding Corp............................  25,519            285,813
   *Aetrium, Inc.....................................   2,617              1,675
   *Agilysys, Inc.................................... 176,406          1,545,317
   *Alpha & Omega Semiconductor, Ltd.................   5,839             57,748
    American Software, Inc. Class A.................. 224,875          1,861,965
  #*Amkor Technology, Inc............................ 248,423          1,284,347
  #*Amtech Systems, Inc..............................  74,328            518,809
   *ANADIGICS, Inc................................... 378,530            836,551
   *Analysts International Corp......................  38,018            183,627
   *Anaren, Inc...................................... 130,470          2,353,679
   *Applied Micro Circuits Corp...................... 630,713          3,519,379
   *Astea International, Inc.........................  21,160             69,405

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
    Astro-Med, Inc.....................................  58,216       $  487,559
   *ATMI, Inc.......................................... 210,726        4,427,353
   *AuthenTec, Inc..................................... 114,832          373,204
   *Autobytel, Inc..................................... 390,292          359,069
   *Aviat Networks, Inc................................ 271,101          691,308
   *Avid Technology, Inc............................... 182,878        1,589,210
   *Aware, Inc......................................... 118,545          734,979
   *Axcelis Technologies, Inc.......................... 927,266        1,261,082
   *AXT, Inc........................................... 289,963        1,475,912
   #Badger Meter, Inc.................................. 153,301        5,662,939
    Bel Fuse, Inc. Class A.............................  33,988          665,145
    Bel Fuse, Inc. Class B.............................  92,806        1,651,019
   *Benchmark Electronics, Inc.........................  16,415          260,670
    Black Box Corp..................................... 145,082        3,280,304
   *Blonder Tongue Laboratories, Inc...................  76,200           91,440
   *Bogen Communications International, Inc............  33,103          131,584
   *Bottomline Technologies, Inc....................... 207,999        4,894,216
   *Brightpoint, Inc................................... 515,581        3,155,356
  #*BroadVision, Inc...................................  14,637          352,752
    Brooks Automation, Inc............................. 464,486        5,462,355
   *BSQUARE Corp.......................................  89,864          269,592
   *BTU International, Inc.............................  74,894          211,201
    Cabot Microelectronics Corp........................ 230,045        7,908,947
   *CalAmp Corp........................................ 223,783        1,338,222
  #*Calix, Inc......................................... 100,416          799,311
  #*Callidus Software, Inc............................. 215,052        1,703,212
   *Cardtronics, Inc................................... 207,208        5,462,003
   *Cascade Microtech, Inc.............................  85,868          413,025
   #Cass Information Systems, Inc......................  48,594        1,989,924
   *CEVA, Inc.......................................... 113,039        2,497,032
   *Checkpoint Systems, Inc............................ 184,478        2,021,879
   *China Information Technology, Inc..................  25,916           32,913
   *Chyron International Corp..........................     315              465
   *CIBER, Inc......................................... 370,026        1,539,308
   *Cinedigm Digital Cinema Corp. Class A..............   1,512            2,404
   *Clearfield, Inc....................................  78,376          333,098
   *Cogo Group, Inc....................................  22,128           54,435
   *Coherent, Inc......................................  17,841          938,437
    Cohu, Inc.......................................... 157,967        1,734,478
 .#*Commerce One LLC...................................   4,800               --
    Communications Systems, Inc........................  79,847        1,038,809
   *Computer Task Group, Inc........................... 177,501        2,559,564
   *comScore, Inc......................................  37,949          755,944
    Comtech Telecommunications Corp.................... 140,440        4,342,405
   *Comverge, Inc......................................  64,334          111,941
   *Concurrent Computer Corp...........................  19,659           74,704
   *Constant Contact, Inc..............................  66,338        1,603,389
   *Convio, Inc........................................  12,255          196,080
   *Cray, Inc.......................................... 221,130        2,465,600
    Crexendo, Inc...................................... 104,126          383,184
   *CSG Systems International, Inc..................... 194,246        2,797,142
    CSP, Inc...........................................  49,891          206,050
    CTS Corp........................................... 184,539        1,980,103
  #*CVD Equipment Corp.................................  31,867          443,589
   *CyberOptics Corp...................................  56,931          563,048
    Daktronics, Inc.................................... 232,710        1,894,259
   *Data I/O Corp......................................  77,000          203,280
   *Datalink Corp...................................... 110,542        1,125,318
   *Dataram Corp.......................................  83,150           84,813
   *Datawatch Corp.....................................  18,488          238,865
    DDi Corp........................................... 153,920        1,997,882

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CONTINUED


                                                        SHARES          VALUE+
                                                        -------       ----------
Information Technology -- (Continued)
  #*DealerTrack Holdings, Inc.......................... 206,650       $6,164,370
   *Deltek, Inc........................................  96,310        1,005,476
  #*Demand Media, Inc..................................   7,205           59,874
   *Dice Holdings, Inc................................. 331,194        3,570,271
   *Digi International, Inc............................ 238,516        2,213,428
   *Digimarc Corp......................................  59,741        1,562,227
  #*Diodes, Inc........................................  98,985        2,206,376
   *Ditech Networks, Inc............................... 308,589          286,988
  #*Document Security Systems, Inc.....................  26,005           79,315
   *Dot Hill Systems Corp.............................. 552,251          690,314
   *DSP Group, Inc..................................... 238,823        1,561,902
   *DTS, Inc........................................... 171,283        5,344,030
   *Dynamics Research Corp.............................  82,749          594,965
    EarthLink, Inc..................................... 531,557        4,316,243
   *Easylink Services International Corp. Class A......  13,900           82,010
   #Ebix, Inc.......................................... 270,828        5,538,433
  #*Echelon Corp....................................... 173,910          758,248
  #*Echo Global Logistics, Inc.........................  32,965          561,394
   *EDGAR Online, Inc..................................  80,827           59,812
   *Edgewater Technology, Inc..........................  87,868          351,472
   *Elecsys Corp.......................................  31,697          171,164
    Electro Rent Corp.................................. 237,805        3,705,002
    Electro Scientific Industries, Inc................. 111,161        1,585,156
   *Electronics for Imaging, Inc....................... 284,962        5,086,572
    Electro-Sensors, Inc...............................   3,450           14,662
   *eMagin Corp........................................  53,092          165,116
  #*EMCore Corp........................................ 132,318          598,077
   *Emulex Corp........................................ 345,203        2,996,362
   *Energy Conversion Devices, Inc..................... 129,030            6,710
   *Entegris, Inc...................................... 809,879        7,167,429
   *Entorian Technologies, Inc.........................  37,101           97,390
   *Entropic Communications, Inc....................... 387,261        1,638,114
   *Envestnet, Inc..................................... 126,908        1,587,619
    EPIQ Systems, Inc.................................. 281,762        3,200,816
   *ePlus, Inc.........................................  55,622        1,649,749
   *Euronet Worldwide, Inc............................. 189,548        4,099,923
    Evolving Systems, Inc..............................  35,800          203,702
   *Exar Corp.......................................... 394,225        3,122,262
   *ExlService Holdings, Inc........................... 187,528        5,190,775
   *Extreme Networks................................... 530,609        2,032,232
   *Fabrinet...........................................  35,909          603,989
    Fair Isaac Corp....................................  19,380          831,402
   *FalconStor Software, Inc........................... 480,891        1,582,131
   *FARO Technologies, Inc............................. 131,862        7,381,635
   *FormFactor, Inc....................................  86,750          485,800
    Forrester Research, Inc............................ 256,389        9,088,990
   *Frequency Electronics, Inc.........................  74,860          572,679
   *FSI International, Inc............................. 292,355        1,482,240
   *Giga-tronics, Inc..................................  33,725           34,737
   *GigOptix, Inc......................................  29,919           87,962
   *Global Cash Access Holdings, Inc................... 451,216        3,812,775
   *Globalscape, Inc...................................   5,930           11,089
   *Globecomm Systems, Inc............................. 216,599        3,071,374
   *GSE Systems, Inc................................... 117,306          337,841
   *GSI Group, Inc.....................................  66,216          799,227
   *GSI Technology, Inc................................ 125,619          531,368
  #*GT Advanced Technologies, Inc...................... 358,712        2,335,215
   *GTSI Corp..........................................  87,165          461,103
   *Guidance Software, Inc.............................  49,460          469,375
   *Hackett Group, Inc. (The).......................... 399,420        2,280,688
   *Harmonic, Inc...................................... 827,635        3,906,437

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Information Technology -- (Continued)
   *Hauppauge Digital, Inc................................    42,278 $    62,149
   #Heartland Payment Systems, Inc........................   237,731   7,243,664
  .*Here Media, Inc.......................................     9,920          99
  .*Here Media, Inc. Special Shares.......................     9,920          99
  #*Higher One Holdings, Inc..............................    11,575     182,538
  #*Hutchinson Technology, Inc............................   232,731     479,426
   *I.D. Systems, Inc.....................................    55,135     334,118
   *Identive Group, Inc...................................   195,822     403,393
   *IEC Electronics Corp..................................    36,102     186,286
  #*iGATE Corp............................................   521,424  10,146,911
  #*iGo, Inc..............................................   105,754      77,200
   *Ikanos Communications, Inc............................    64,641      51,713
   *Imation Corp..........................................   163,428     947,882
   *Immersion Corp........................................   184,744   1,006,855
  #*Infinera Corp.........................................   642,874   4,602,978
   *Infosonics Corp.......................................    69,762      51,631
   *InfoSpace, Inc........................................   318,226   3,541,855
   *Innodata Isogen, Inc..................................   221,003   1,217,727
   *Inphi Corp............................................    54,258     550,719
   *Insight Enterprises, Inc..............................   398,956   8,102,796
   *Integrated Device Technology, Inc.....................   805,109   5,450,588
   *Integrated Silicon Solution, Inc......................   211,576   2,246,937
   *Intellicheck Mobilisa, Inc............................    25,737      40,664
   *Interactive Intelligence Group, Inc...................   135,938   4,031,921
   *Intermec, Inc.........................................   205,002   1,090,611
   *Internap Network Services Corp........................   319,325   2,248,048
   *Interphase Corp.......................................    29,534     189,018
   *inTEST Corp...........................................    84,141     294,494
   *Intevac, Inc..........................................   169,204   1,363,784
   *IntriCon Corp.........................................    53,872     382,491
   *Inuvo, Inc............................................     1,309         971
   *iPass, Inc............................................   374,162     965,338
   *Iteris, Inc...........................................    52,380      75,951
   *Ixia..................................................   413,148   5,205,665
   *IXYS Corp.............................................   313,471   3,905,849
   *Kemet Corp............................................   226,988   1,931,668
   *Kenexa Corp...........................................   130,056   4,248,930
   *Key Tronic Corp.......................................    10,241     118,284
    Keynote Systems, Inc..................................   121,850   2,242,040
  #*KIT Digital, Inc......................................   312,447   2,118,391
   *Kopin Corp............................................   670,044   2,392,057
   *Kulicke & Soffa Industries, Inc.......................   497,944   6,523,066
   *KVH Industries, Inc...................................    90,090     899,098
   *Lantronix, Inc........................................        45         107
   *Lattice Semiconductor Corp............................ 1,025,162   5,597,385
   *LeCroy Corp...........................................   167,967   1,736,779
   *LGL Group, Inc. (The).................................    29,250     212,940
   *LightPath Technologies, Inc. Class A..................     8,650      10,986
   *Limelight Networks, Inc...............................   673,673   1,845,864
   *Lionbridge Technologies, Inc..........................   206,203     567,058
  #*Liquidity Services, Inc...............................   144,598   7,711,411
   #Littlefuse, Inc.......................................   117,934   7,390,924
  #*LogMeIn, Inc..........................................    83,606   3,010,652
   *LoJack Corp...........................................   182,226     712,504
   *LookSmart, Ltd........................................     2,693       2,451
   *LoopNet, Inc..........................................   321,495   6,163,059
   *Loral Space & Communications, Inc.....................   126,670   7,859,874
   *LTX-Credence Corp.....................................   405,955   2,801,090
   *Magnachip Semiconductor Corp..........................    20,997     247,345
   *Management Network Group, Inc.........................    22,112      55,943
  #*Manhattan Associates, Inc.............................   238,948  11,983,242

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CONTINUED


                                                      SHARES           VALUE+
                                                     ---------       -----------
Information Technology -- (Continued)
    Marchex, Inc. Class B...........................   151,527       $   527,314
   *Market Leader, Inc..............................   171,278           621,739
   *Marlborough Software Development Holdings, Inc..     5,932             5,932
   *Mattersight Corp................................   103,208           976,348
   *Mattson Technology, Inc.........................   196,937           460,833
   *MaxLinear, Inc..................................     8,226            39,896
   *Measurement Specialties, Inc....................    81,097         2,897,596
   *MEMSIC, Inc.....................................    17,281            73,963
   *Mercury Computer Systems, Inc...................   208,281         2,749,309
    Mesa Laboratories, Inc..........................    31,800         1,578,552
    Methode Electronics, Inc........................   233,645         1,974,300
    Micrel, Inc.....................................   523,771         5,703,866
  #*Microvision, Inc................................    17,911            33,314
   *Mindspeed Technologies, Inc.....................   134,657           674,632
   *MIPS Technologies, Inc..........................   429,060         2,806,052
    MOCON, Inc......................................    63,175         1,126,410
   *ModusLink Global Solutions, Inc.................   200,546           992,703
  #*MoneyGram International, Inc....................    41,561           699,472
   *Monolithic Power Systems, Inc...................   283,490         5,873,913
   *Monotype Imaging Holdings, Inc..................   230,173         3,266,155
  #*Monster Worldwide, Inc..........................     9,403            81,148
   *MoSys, Inc......................................   154,038           554,537
   *Move, Inc.......................................   345,150         3,002,805
   *MRV Communications, Inc......................... 1,232,392         1,281,688
    MTS Systems Corp................................   170,976         8,201,719
   *Multi-Fineline Electronix, Inc..................   173,547         4,597,260
   *Nanometrics, Inc................................   174,966         2,713,723
   *NAPCO Security Technologies, Inc................   307,597           919,715
   *NCI, Inc. Class A...............................    49,905           247,529
  #*NetList, Inc....................................   105,195           264,039
   *NetScout Systems, Inc...........................   322,475         6,672,008
   *Network Engines, Inc............................   348,071           313,264
   *Network Equipment Technologies, Inc.............   163,037           159,776
   *Newport Corp....................................   244,441         4,172,608
   *Newtek Business Services, Inc...................   243,027           337,808
    NIC, Inc........................................   530,012         5,930,834
   *Novatel Wireless, Inc...........................   174,669           504,793
  #*NumereX Corp. Class A...........................    74,279           704,165
  #*Oclaro, Inc.....................................   266,180           763,937
   *Official Payments Holdings, Inc.................   169,900           807,025
  #*OmniVision Technologies, Inc....................   130,544         2,404,620
   *Omtool, Ltd.....................................    30,770           188,466
   *Online Resources Corp...........................   247,388           700,108
  #*Onvia, Inc......................................     6,308            24,286
   *Openwave Systems, Inc...........................   305,957           789,369
   *Oplink Communications, Inc......................   117,524         1,861,580
   #OPNET Technologies, Inc.........................   125,139         2,898,219
   *Opnext, Inc.....................................   217,729           259,098
   *OPTi, Inc.......................................   118,200           173,754
    Optical Cable Corp..............................    55,836           166,950
   *OSI Systems, Inc................................   150,502        10,062,564
   *Overland Storage, Inc...........................    40,733            87,169
   *PAR Technology Corp.............................   132,150           672,644
    Park Electrochemical Corp.......................   186,835         5,390,190
   *ParkerVision, Inc...............................   171,061           232,643
    PC Connection, Inc..............................   108,781           872,424
   *PC Mall, Inc....................................   117,011           723,128
    PC-Tel, Inc.....................................   184,240         1,258,359
   *PDF Solutions, Inc..............................   142,320         1,255,262
   *Perceptron, Inc.................................    49,974           291,848
   *Perficient, Inc.................................   183,172         2,199,896

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CONTINUED


                                                       SHARES           VALUE+
                                                      ---------       ----------
Information Technology -- (Continued)
   *Performance Technologies, Inc....................   102,658       $  229,954
   *Pericom Semiconductor Corp.......................   223,814        1,759,178
   *Pervasive Software, Inc..........................   187,100        1,158,149
   *PFSweb, Inc......................................    24,219           97,118
  #*Photronics, Inc..................................   432,867        2,679,447
   *Pixelworks, Inc..................................    58,234          145,585
   *Planar Systems, Inc..............................   162,480          300,588
   *Plexus Corp......................................    59,534        1,927,116
   *PLX Technology, Inc..............................   247,793          986,216
    Power Integrations, Inc..........................    58,563        2,218,366
  #*Power-One, Inc...................................   508,579        2,176,718
  #*Powerwave Technologies, Inc......................   150,982          170,610
   *Presstek, Inc....................................   128,117          101,827
   *PRGX Global, Inc.................................   122,394          773,530
   *PROS Holdings, Inc...............................    47,379          932,893
    Pulse Electronics Corp...........................    88,163          180,734
    QAD, Inc. Class A................................   124,823        1,541,564
    QAD, Inc. Class B................................    31,205          391,155
   *Qualstar Corp....................................    90,434          173,633
   *Quantum Corp..................................... 1,544,390        3,675,648
  #*QuickLogic Corp..................................   207,556          622,668
  #*QuinStreet, Inc..................................    44,962          472,551
   *Radisys Corp.....................................   210,284        1,335,303
   *Rainmaker Systems, Inc...........................     1,126              743
   *Ramtron International Corp.......................   232,136          538,556
  #*RealD, Inc.......................................    61,722          745,602
    RealNetworks, Inc................................   305,261        2,921,348
   *Reis, Inc........................................    85,111          739,615
   *Relm Wireless Corp...............................    37,546           56,319
  #*Remark Media, Inc................................     1,102            4,926
  #*Research Frontiers, Inc..........................     6,000           19,800
    RF Industries, Ltd...............................    54,002          205,208
   *RF Monolithics, Inc..............................    83,600          146,300
    Richardson Electronics, Ltd......................   131,104        1,653,221
    Rimage Corp......................................    86,339          784,822
   *Rofin-Sinar Technologies, Inc....................   150,059        3,781,487
   *Rogers Corp......................................   106,376        4,073,137
  #*Rosetta Stone, Inc...............................    83,516          873,577
  #*Rubicon Technology, Inc..........................   109,174        1,031,694
   *Rudolph Technologies, Inc........................   267,647        2,890,588
   *Saba Software, Inc...............................   102,378          995,114
   *Sanmina-SCI Corp.................................   231,957        2,064,417
   *ScanSource, Inc..................................   236,107        7,782,087
   *Schmitt Industries, Inc..........................    17,800           61,410
   *Scientific Learning Corp.........................   104,088          186,318
   *SeaChange International, Inc.....................   265,323        2,180,955
   *Selectica, Inc...................................    26,569          103,088
   *Sevcon, Inc......................................    56,400          400,440
   *ShoreTel, Inc....................................   227,916        1,091,718
   *Sigma Designs, Inc...............................   144,137          794,195
   *Sigmatron International, Inc.....................    18,200           68,614
  #*Silicon Graphics International Corp..............   107,441        1,014,243
   *Silicon Image, Inc...............................   374,403        2,246,418
   *Smith Micro Software, Inc........................   157,813          317,204
   *SMTC Corp........................................     4,390           17,077
  #*Sonic Foundry, Inc...............................    24,133          188,479
   *Sonus Networks, Inc.............................. 1,720,367        4,868,639
   *Soundbite Communications, Inc....................     3,882           11,141
  #*Sourcefire, Inc..................................   142,724        7,277,497
   *Spansion, Inc. Class A...........................    80,336          968,852
  #*Spark Networks, Inc..............................    37,263          167,684

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CONTINUED


                                                       SHARES          VALUE+
                                                       -------       -----------
Information Technology -- (Continued)
   *Spire Corp........................................  86,511       $    82,185
   *SRS Labs, Inc.....................................  97,011           924,515
   *Stamps.com, Inc...................................  71,986         2,089,754
   *Standard Microsystems Corp........................ 211,838         5,609,470
   *StarTek, Inc...................................... 131,000           239,730
   *STEC, Inc......................................... 446,325         3,700,034
   *Steel Excel, Inc..................................  73,655         2,062,340
  #*STR Holdings, Inc.................................  69,387           265,058
  #*Stratasys, Inc.................................... 138,151         7,074,713
  #*Super Micro Computer, Inc......................... 216,956         3,829,273
   *Supertex, Inc..................................... 127,305         2,605,933
   *Support.com, Inc.................................. 237,427           861,860
   *Sycamore Networks, Inc............................ 151,978         2,369,337
   *Symmetricom, Inc.................................. 449,992         2,501,956
  #*Synaptics, Inc.................................... 135,103         4,149,013
    Technical Communications Corp.....................   7,300            74,971
   *TechTarget, Inc................................... 237,040         1,763,578
   *TeleCommunication Systems, Inc. Class A........... 359,746           694,310
  #*TeleNav, Inc......................................  57,241           387,522
   *TeleTech Holdings, Inc............................  43,297           655,950
    Telular Corp...................................... 112,489         1,014,651
    Tessco Technologies, Inc..........................  65,603         1,312,060
   *Tessera Technologies, Inc......................... 254,096         3,974,061
    TheStreet, Inc.................................... 239,307           483,400
   *THQ, Inc.......................................... 299,346           202,777
   *TII Network Technologies, Inc.....................  57,160            84,025
   *TNS, Inc.......................................... 188,841         3,852,356
   *Transact Technologies, Inc........................  90,009           770,477
   *TranSwitch Corp...................................  39,152            89,267
   *Trio-Tech International...........................   3,392             7,632
   *TriQuint Semiconductor, Inc....................... 180,341           880,064
   *TSR, Inc..........................................  60,552           264,007
   *TTM Technologies, Inc............................. 233,468         2,411,724
  #*Tyler Technologies, Inc........................... 364,519        14,562,534
  #*Ultimate Software Group, Inc......................  25,363         1,957,009
   *Ultra Clean Holdings.............................. 116,763           799,827
   *Ultratech, Inc.................................... 194,621         6,216,195
  #*Unisys Corp....................................... 192,790         3,597,461
    United Online, Inc................................ 721,582         3,420,299
   *USA Technologies, Inc.............................   7,207            12,180
   *UTStarcom Holdings Corp........................... 323,180           423,366
  #*Veeco Instruments, Inc............................  27,900           842,301
  #*Verint Systems, Inc...............................   5,986           181,017
   *Viasystems Group, Inc.............................  34,640           772,126
   *Vicon Industries, Inc.............................  45,650           144,026
   *Video Display Corp................................  85,637           363,957
   *Virtusa Corp...................................... 209,087         3,155,123
   *Vishay Precision Group, Inc.......................   6,784            98,232
   *Vocus, Inc........................................  21,018           271,763
   *Volterra Semiconductor Corp....................... 163,557         5,379,390
    Wayside Technology Group, Inc.....................  30,941           420,488
   *Web.com Group, Inc................................ 137,948         1,786,427
   *WebMediaBrands, Inc............................... 267,844           235,703
   *Websense, Inc..................................... 248,770         5,159,490
   *Westell Technologies, Inc. Class A................ 435,126           992,087
   *Winland Electronics, Inc..........................  10,954             6,062
   *Wireless Ronin Technologies, Inc..................  25,855            20,684
   *Wireless Telecom Group, Inc....................... 225,386           281,732
   *WPCS International, Inc...........................  14,426            15,580
   *XO Group, Inc..................................... 192,440         1,783,919
   *X-Rite, Inc....................................... 308,212         1,707,494

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CONTINUED


                                                      SHARES           VALUE+
                                                      -------       ------------
Information Technology -- (Continued)
    Xyratex, Ltd..................................... 105,322       $  1,529,275
   *Zhone Technologies, Inc..........................  74,478             74,478
   *Zix Corp......................................... 316,134            894,659
   *Zygo Corp........................................  97,547          1,930,455
                                                                    ------------
Total Information Technology.........................                697,294,338
                                                                    ------------
Materials -- (5.0%)..................................
    A. Schulman, Inc................................. 271,343          6,677,751
  #*A.M. Castle & Co................................. 111,298          1,490,280
   *AEP Industries, Inc..............................  66,061          2,303,547
   #AK Steel Holding Corp............................ 685,630          5,087,375
   #AMCOL International Corp......................... 263,102          8,671,842
   *American Biltrite, Inc...........................  86,849            429,903
   *American Pacific Corp............................  69,310            542,004
    American Vanguard Corp........................... 165,819          4,145,475
   *Arabian American Development Co..................  20,203            176,372
    Balchem Corp..................................... 223,350          6,454,815
    Boise, Inc....................................... 647,946          4,950,307
    Buckeye Technologies, Inc........................ 257,175          8,335,042
   *Calgon Carbon Corp............................... 340,809          4,716,797
    Chase Corp.......................................  76,372          1,134,124
   *Clearwater Paper Corp............................ 150,401          4,958,721
   *Contango ORE, Inc................................   1,592             17,998
   *Continental Materials Corp.......................  14,518            211,963
   *Core Molding Technologies, Inc...................  52,504            436,308
    Deltic Timber Corp............................... 114,490          6,993,049
    Detrex Corp......................................  10,200            234,396
   *Ferro Corp....................................... 138,050            716,480
    Flamemaster Corp.................................     189                784
  #*Flotek Industries, Inc........................... 126,321          1,723,018
    Friedman Industries, Inc.........................  61,530            719,286
   #FutureFuel Corp..................................   7,491             73,711
  #*General Moly, Inc................................ 328,555          1,064,518
   *Georgia Gulf Corp................................ 152,618          5,410,308
  #*Golden Minerals Co...............................  64,871            484,586
   #Hawkins, Inc..................................... 102,006          3,542,668
    Haynes International, Inc........................  74,087          4,620,806
   *Headwaters, Inc.................................. 282,540          1,226,224
   *Horsehead Holding Corp........................... 208,887          2,345,801
   #Innophos Holdings, Inc........................... 124,498          6,121,567
   *Innospec, Inc.................................... 149,109          4,507,565
    Kaiser Aluminum Corp............................. 123,127          6,472,786
   *KapStone Paper & Packaging Corp.................. 283,843          5,126,205
    KMG Chemicals, Inc...............................  57,296            987,783
    Koppers Holdings, Inc............................ 127,357          4,951,640
   *Kraton Performance Polymers, Inc.................  92,767          2,411,942
   *Landec Corp...................................... 255,738          1,646,953
   *LSB Industries, Inc.............................. 127,274          4,317,134
   *Material Sciences Corp........................... 138,299          1,056,604
   *Materion Corp.................................... 114,782          2,836,263
  #*McEwen Mining, Inc............................... 174,728            662,219
   *Mercer International, Inc........................ 218,324          1,497,703
   *Metals USA Holdings Corp.........................  96,277          1,451,857
    Minerals Technologies, Inc.......................   1,000             67,100
  #*Mines Management, Inc............................  33,421             59,155
   *Mod-Pac Corp.....................................  26,617            183,923
    Myers Industries, Inc............................ 293,835          4,857,093
   *Nanophase Technologies Corp......................   1,441                591
    Neenah Paper, Inc................................  90,240          2,577,254
    Noranda Aluminum Holding Corp....................  54,961            583,686
   *Northern Technologies International Corp.........  38,414            491,699

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Olympic Steel, Inc..................................    78,769 $  1,664,389
   *OM Group, Inc.......................................    64,525    1,556,343
   *Omnova Solutions, Inc...............................   236,510    1,854,238
    P.H. Glatfelter Co..................................   406,348    6,330,902
   *Penford Corp........................................   111,920      928,936
    PolyOne Corp........................................   220,055    3,049,962
    Quaker Chemical Corp................................    94,789    4,113,843
   *Revett Minerals, Inc................................     1,210        4,804
  #*RTI International Metals, Inc.......................   153,526    3,769,063
   #Schweitzer-Mauduit International, Inc...............    12,176      825,776
   *Senomyx, Inc........................................   260,430      570,342
   *Solitario Exploration & Royalty Corp................     2,939        3,791
   *Spartech Corp.......................................   278,743    1,360,266
    Stepan Co...........................................    85,522    7,770,529
    Synalloy Corp.......................................    57,753      697,079
   #Texas Industries, Inc...............................   124,336    4,178,933
    Tredegar Corp.......................................   334,848    5,809,613
   *U.S. Energy Corp....................................    71,870      188,299
   *UFP Technologies, Inc...............................    11,800      214,642
   *United States Lime & Minerals, Inc..................    61,645    2,957,111
   *Universal Stainless & Alloy Products, Inc...........    55,474    2,573,994
   *Verso Paper Corp....................................     6,475       10,684
    Vulcan International Corp...........................     8,251      276,408
    Wausau Paper Corp...................................   481,848    4,365,543
   *Webco Industries, Inc...............................     3,750      517,500
   *Williams Industries, Inc............................     5,800       11,600
    Zep, Inc............................................   113,020    1,610,535
   *Zoltek Cos., Inc....................................   270,879    2,987,795
                                                                   ------------
Total Materials.........................................            202,967,901
                                                                   ------------
Other -- (0.0%)
  .*All American Group, Inc. Escrow Shares..............   117,100           --
  .*Allen Organ Co. Escrow Shares.......................     4,700        7,729
   .Avigen, Inc. Escrow Shares..........................   234,123           --
  .*Big 4 Ranch, Inc....................................    35,000           --
  .*Brooklyn Federal Bancorp, Inc. Escrow Shares........    37,150           --
  .*Concord Camera Corp. Escrow Shares..................    49,560           --
  .*Cubist Pharmaceuticals, Inc. Escrow Shares..........   294,513           --
  .*DLB Oil & Gas, Inc. Escrow Shares...................     7,600           --
 .#*Endo Pharmaceuticals Solutions Escrow Shares........   203,104           --
  .*EquiMed, Inc........................................       132           --
  .*Gerber Scientific, Inc. Escrow Shares...............   214,642           --
  .*iGo, Inc. Escrow Shares.............................    11,200           --
  .*MAIR Holdings, Inc. Escrow Shares...................   151,940           --
  .*Petrocorp, Inc. Escrow Shares.......................    37,100        2,226
  .*Voyager Learning Co. Escrow Shares..................    27,100           --
                                                                   ------------
Total Other.............................................                  9,955
                                                                   ------------
Telecommunication Services -- (1.0%)
    Atlantic Tele-Network, Inc..........................    83,179    2,833,077
   *Cbeyond, Inc........................................   152,443      980,208
   *Cincinnati Bell, Inc................................ 1,245,176    4,731,669
   *Cogent Communications Group, Inc....................    40,335      755,475
   #Consolidated Communications Holdings, Inc...........   198,376    3,838,576
   *FiberTower Corp.....................................    52,936        7,411
   *General Communications, Inc. Class A................   464,185    3,527,806
    HickoryTech Corp....................................   136,674    1,357,173
  .*ICTC Group, Inc.....................................         8          541
    IDT Corp. Class B...................................   201,788    1,699,055
  #*Iridium Communications, Inc.........................   256,170    2,251,734
  #*Leap Wireless International, Inc....................   110,300      618,783

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CONTINUED


                                                         SHARES       VALUE+
                                                       ---------- --------------
Telecommunication Services -- (Continued)
    Lumos Networks Corp...............................    110,252 $      996,678
   *Lynch Interactive Corp............................          1          1,446
   *Neutral Tandem, Inc...............................    172,029      1,998,977
    NTELOS Holdings Corp..............................    110,252      2,229,295
   *ORBCOMM, Inc......................................    224,439        731,671
   *Premiere Global Services, Inc.....................    621,726      5,564,448
   *Primus Telecommunications Group, Inc..............      3,527         61,370
    Shenandoah Telecommunications Co..................     82,006        914,367
    SureWest Communications...........................    127,967      2,889,495
    USA Mobility, Inc.................................    132,576      1,712,882
   *Vonage Holdings Corp..............................    592,388      1,208,472
    Warwick Valley Telephone Co.......................     54,283        740,420
                                                                  --------------
Total Telecommunication Services......................                41,651,029
                                                                  --------------
Utilities -- (1.7%)
    AMEN Properties, Inc..............................        123         67,650
    American States Water Co..........................    161,723      5,893,186
   #Artesian Resources Corp. Class A..................     18,972        362,175
  #*Cadiz, Inc........................................     13,232        111,546
    California Water Service Group....................    267,128      4,837,688
   #Central Vermont Public Service Corp...............    123,900      4,367,475
   #CH Energy Group, Inc..............................    129,612      8,505,139
    Chesapeake Utilities Corp.........................     81,342      3,417,991
    Connecticut Water Services, Inc...................     85,434      2,370,794
    Consolidated Water Co., Ltd.......................      9,762         69,994
    Delta Natural Gas Co., Inc........................     20,000        860,000
   *Dynegy, Inc.......................................    344,662        141,311
   #Empire District Electric Co.......................    300,895      6,174,365
    Gas Natural, Inc..................................     21,012        240,587
    Genie Energy, Ltd. Class B........................    201,788      1,678,876
   #Laclede Group, Inc................................    146,625      5,774,092
   #MGE Energy, Inc...................................    196,967      9,009,271
    Middlesex Water Co................................    114,333      2,122,020
   #Ormat Technologies, Inc...........................     28,878        570,918
    Otter Tail Corp...................................    230,347      5,058,420
    RGC Resources, Inc................................      9,396        171,947
   #SJW Corp..........................................    176,422      4,251,770
  #*Synthesis Energy Systems, Inc.....................     17,851         24,991
    Unitil Corp.......................................     90,889      2,404,923
    York Water Co.....................................     61,105      1,067,504
                                                                  --------------
Total Utilities.......................................                69,554,633
                                                                  --------------
TOTAL COMMON STOCKS...................................             3,542,056,793
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Capital Bank Corp. Contingent Value Rights........     12,543             --
  .*Contra Pharmacopeia Contingent Value Rights.......     90,551             --
  .*Emergent Biosolutions, Inc. Contingent Value
   Rights.............................................     10,785             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17......     48,814         49,302
  .*Ligand Pharmaceuticals, Inc. Class B Contingent
   Value Rights.......................................    486,968             --
 .#*PhotoMedex, Inc. Contingent Value Warrants........        957             --
  .*U.S. Concrete, Inc. Warrants Class A 08/31/17.....     15,030             --
  .*U.S. Concrete, Inc. Warrants Class B 08/31/17.....     15,030             --
                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................                    49,302
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    BlackRock Liquidity Funds TempCash
      Portfolio--Institutional Shares................. 23,805,550     23,805,550
                                                                  --------------

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CONTINUED


                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund.................  484,821,225 $  484,821,225
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $564,332
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $566,082) to be repurchased at
     $547,896...................................... $        548        547,893
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 485,369,118
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,526,507,966)............................              $4,051,280,763
                                                                 ==============

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                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (84.7%)
Real Estate Investment Trusts -- (84.7%)
    Acadia Realty Trust.................................   368,346 $  8,538,260
    Agree Realty Corp...................................    90,096    2,054,189
    Alexander's, Inc....................................    48,481   18,889,652
   #Alexandria Real Estate Equities, Inc................   528,995   39,632,305
   #American Campus Communities, Inc....................   645,000   28,670,250
   #Apartment Investment & Management Co. Class A....... 1,080,080   29,324,172
    Ashford Hospitality Trust...........................   508,414    4,341,856
    Associated Estates Realty Corp......................   359,337    6,083,575
   #AvalonBay Communities, Inc..........................   815,226  118,533,860
   #BioMed Realty Trust, Inc............................ 1,288,125   25,530,637
    Boston Properties, Inc.............................. 1,288,587  139,489,543
   #Brandywine Realty Trust............................. 1,226,448   14,545,673
   #BRE Properties, Inc.................................   650,432   34,147,680
   #Camden Property Trust...............................   655,413   44,351,798
    Campus Crest Communities, Inc.......................    22,843      266,121
    CapLease, Inc.......................................   224,607      932,119
   #CBL & Associates Properties, Inc.................... 1,226,022   22,840,790
    Cedar Realty Trust, Inc.............................   519,560    2,712,103
   #Colonial Properties Trust...........................   714,392   15,980,949
   #CommonWealth REIT...................................   719,331   13,487,456
   #Corporate Office Properties Trust...................   599,335   14,114,339
    Cousins Properties, Inc.............................   809,738    6,364,541
   #CubeSmart...........................................   977,565   12,278,216
   #DCT Industrial Trust, Inc........................... 2,100,228   12,454,352
   #DDR Corp............................................ 2,169,519   32,108,881
   #DiamondRock Hospitality Co.......................... 1,429,071   15,191,025
   #Digital Realty Trust, Inc...........................   903,607   67,851,850
   #Douglas Emmett, Inc................................. 1,126,607   26,182,347
   #Duke Realty Corp.................................... 2,244,095   33,235,047
   #DuPont Fabros Technology, Inc.......................   538,218   14,612,619
   #EastGroup Properties, Inc...........................   247,004   12,424,301
   #Education Realty Trust, Inc.........................   650,883    7,335,451
   #Entertainment Properties Trust......................   399,914   19,191,873
   #Equity Lifestyle Properties, Inc....................   330,966   23,147,762
   #Equity One, Inc.....................................   650,836   13,524,372
   #Equity Residential.................................. 2,602,656  159,907,185
   #Essex Property Trust, Inc...........................   296,514   46,840,317
    Excel Trust, Inc....................................   104,022    1,247,224
   #Extra Space Storage, Inc............................   775,858   23,547,290
   #Federal Realty Investment Trust.....................   570,549   57,431,462
   *FelCor Lodging Trust, Inc...........................   980,194    4,136,419
  #*First Industrial Realty Trust, Inc..................   696,015    8,588,825
    First Potomac Realty Trust..........................   422,928    5,261,224
   #Franklin Street Properties Corp.....................   458,738    4,619,492
   #General Growth Properties, Inc...................... 3,768,676   67,082,433
   #Getty Realty Corp...................................   138,272    2,187,463
    Gladstone Commercial Corp...........................    24,403      414,607
   #Glimcher Realty Trust...............................   972,490    9,617,926
   #Government Properties Income Trust..................   315,299    7,321,243
   #HCP, Inc............................................ 3,410,847  141,379,608
    Health Care REIT, Inc............................... 1,741,141   98,653,049
    Healthcare Realty Trust, Inc........................   658,250   14,139,210
    Hersha Hospitality Trust............................ 1,291,223    7,424,532
   #Highwoods Properties, Inc...........................   655,670   22,771,419
   *HMG Courtland Properties, Inc.......................     2,500        9,762
    Home Properties, Inc................................   401,711   24,524,457
   #Hospitality Properties Trust........................ 1,129,465   31,150,645
   #Host Hotels & Resorts, Inc.......................... 6,263,417  104,223,259

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Real Estate Investment Trusts -- (Continued)
   #Inland Real Estate Corp...........................   739,256 $    6,357,602
   #Investors Real Estate Trust.......................   233,704      1,687,343
   #Kilroy Realty Corp................................   523,151     24,823,515
    Kimco Realty Corp................................. 3,688,342     71,590,718
    Kite Realty Group Trust...........................   556,940      2,845,963
   #LaSalle Hotel Properties..........................   724,050     21,294,310
   #Lexington Realty Trust............................ 1,181,795     10,517,975
    Liberty Property Trust............................ 1,048,979     38,235,285
   #LTC Properties, Inc...............................   168,329      5,601,989
   #Macerich Co. (The)................................ 1,131,317     69,655,188
   #Mack-Cali Realty Corp.............................   756,315     21,721,367
   #Medical Properties Trust, Inc..................... 1,031,111      9,671,821
    MHI Hospitality Corp..............................    78,466        278,554
   #Mid-America Apartment Communities, Inc............   322,753     21,969,797
    Mission West Properties, Inc......................   183,606      1,612,061
    Monmouth Real Estate Investment Corp. Class A.....   272,293      2,793,726
  #*MPG Office Trust, Inc.............................   420,722        887,723
   #National Health Investors, Inc....................    80,680      3,991,240
   #National Retail Properties, Inc...................   867,021     23,739,035
   #Omega Healthcare Investors, Inc...................   863,543     18,488,456
    One Liberty Properties, Inc.......................   102,255      1,933,642
    Parkway Properties, Inc...........................   201,129      1,989,166
    Pennsylvania REIT.................................   448,526      6,319,731
   #Piedmont Office Realty Trust, Inc. Class A........ 1,446,270     25,656,830
   #Post Properties, Inc..............................   454,363     22,127,478
    ProLogis, Inc..................................... 3,840,930    137,428,475
   #PS Business Parks, Inc............................   185,863     12,685,150
    Public Storage.................................... 1,324,670    189,772,224
    Ramco-Gershenson Properties Trust.................   320,828      3,862,769
   #Realty Income Corp................................ 1,118,294     43,993,686
   #Regency Centers Corp..............................   759,307     34,138,443
   #Retail Opportunity Investments Corp...............   193,613      2,352,398
   *Roberts Realty Investors, Inc.....................    47,739         63,493
  #*Rouse Properties, Inc.............................   141,360      1,899,878
    Sabra Health Care REIT, Inc.......................   304,455      5,096,577
    Saul Centers, Inc.................................   141,146      5,647,251
   #Senior Housing Properties Trust................... 1,367,388     30,191,927
   #Simon Property Group, Inc......................... 2,680,150    417,031,340
   #SL Green Realty Corp..............................   754,302     62,184,657
   #Sovran Self Storage, Inc..........................   247,528     13,044,726
  #*Strategic Hotels & Resorts, Inc................... 1,371,987      9,343,231
   #Sun Communities, Inc..............................   200,834      8,786,488
  #*Sunstone Hotel Investors, Inc.....................   979,025      9,986,055
   *Supertel Hospitality, Inc.........................   175,177        172,549
   #Tanger Factory Outlet Centers, Inc................   763,527     23,913,666
   #Taubman Centers, Inc..............................   507,618     39,177,957
   #UDR, Inc.......................................... 1,843,656     48,543,462
    UMH Properties, Inc...............................   104,497      1,232,020
    Universal Health Realty Income Trust..............   107,170      4,333,955
   #Urstadt Biddle Properties, Inc....................    76,760      1,486,841
    Urstadt Biddle Properties, Inc. Class A...........   174,151      3,350,665
   #Ventas, Inc....................................... 2,398,518    141,008,873
   #Vornado Realty Trust.............................. 1,508,390    129,480,198
   #Washington REIT...................................   576,047     17,022,189
   #Weingarten Realty Investors....................... 1,049,531     27,875,544
   #Whitestone REIT Class B...........................     7,291        100,762
    Winthrop Realty Trust.............................   245,539      2,619,901
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,566,466,880
                                                                 --------------

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CONTINUED


                                                           SHARES         VALUE+
                                                         ------------ --------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares..............................   30,065,272 $   30,065,272
                                                                      --------------
                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                         ------------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund......................  615,643,335    615,643,335
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $581,277 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $583,079) to be repurchased at $564,347.. $        564        564,344
                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL.....................                 616,207,679
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,085,720,573).................................              $4,212,739,831
                                                                      ==============

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                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES          VALUE++
                                                             -------       -----------
COMMON STOCKS -- (83.8%)
AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd..................................  74,781       $   236,295
    AGL Energy, Ltd.........................................  62,843           977,918
    Alumina, Ltd............................................ 539,758           644,718
    Amcor, Ltd.............................................. 191,824         1,497,168
    Amcor, Ltd. Sponsored ADR...............................   1,068            33,450
   #AMP, Ltd................................................ 529,681         2,342,024
    Ansell, Ltd.............................................  21,569           332,056
   #APA Group, Ltd..........................................  74,264           402,132
   *Aquarius Platinum, Ltd..................................  71,827           159,862
  #*Aquila Resources, Ltd...................................  15,814            79,231
    Aristocrat Leisure, Ltd.................................  19,469            62,658
    Asciano Group, Ltd...................................... 196,305           960,751
    ASX, Ltd................................................  29,390           977,108
    Atlas Iron, Ltd......................................... 176,717           509,089
    Australia & New Zealand Banking Group, Ltd.............. 456,726        11,314,584
   #Bank of Queensland, Ltd.................................  53,581           413,888
    Bendigo Bank, Ltd....................................... 102,905           804,688
   #BHP Billiton, Ltd....................................... 333,112        12,360,858
   #BHP Billiton, Ltd. Sponsored ADR........................  94,000         6,984,200
    Boart Longyear, Ltd.....................................  68,717           300,002
   #Boral, Ltd.............................................. 182,977           715,616
    Brambles, Ltd........................................... 234,726         1,761,156
    Caltex Australia, Ltd...................................  34,651           493,663
    Campbell Brothers, Ltd..................................   9,873           700,569
    Challenger, Ltd.........................................  79,173           326,392
    Coca-Cola Amatil, Ltd...................................  85,733         1,109,672
   #Cochlear, Ltd...........................................   8,260           562,574
   #Commonwealth Bank of Australia NL....................... 258,775        13,959,083
    Computershare, Ltd......................................  65,050           567,345
    Consolidated Media Holdings, Ltd........................  28,238            96,805
    Crown, Ltd..............................................  72,744           686,901
    CSL, Ltd................................................  84,008         3,199,066
   #David Jones, Ltd........................................  24,134            62,141
   *Downer EDI, Ltd.........................................  10,530            39,309
    DUET Group.............................................. 124,638           239,282
    Echo Entertainment Group, Ltd........................... 142,344           663,081
  #*Fairfax Media, Ltd...................................... 420,361           299,972
   #Flight Centre, Ltd......................................   7,147           156,363
   #Fortescue Metals Group, Ltd............................. 215,365         1,251,133
   *Gloucester Coal, Ltd....................................   5,995            48,872
   #Harvey Norman Holdings, Ltd.............................  90,291           189,323
    Iluka Resources, Ltd....................................  64,726         1,130,661
    Incitec Pivot, Ltd...................................... 330,152         1,115,821
    Insurance Australia Group, Ltd.......................... 377,597         1,385,025
    James Hardie Industries SE..............................  62,750           484,994
    James Hardie Industries SE Sponsored ADR................     500            19,517
   #JB Hi-Fi, Ltd...........................................   7,970            79,969
   #Leighton Holdings, Ltd..................................  22,500           479,686
    Lend Lease Group NL..................................... 117,700           906,542
    Macquarie Group, Ltd....................................  70,020         2,110,437
   *Mesoblast, Ltd..........................................  16,312           127,336
    Metcash, Ltd............................................ 125,001           514,299
    Mineral Resources, Ltd..................................  17,001           210,020
    Mirvac Group............................................ 228,204           306,635
    Monadelphous Group, Ltd.................................  12,224           294,077
   #National Australia Bank, Ltd............................ 399,549        10,443,925
   #New Hope Corp., Ltd.....................................  25,495           129,395
   *Newcrest Mining, Ltd.................................... 128,361         3,497,844

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CONTINUED



                                                             SHARES          VALUE++
                                                             -------       ------------
AUSTRALIA -- (Continued)
    Oil Search, Ltd......................................... 184,347       $  1,399,447
    OneSteel, Ltd........................................... 256,949            344,267
    Orica, Ltd..............................................  58,639          1,631,900
    Origin Energy, Ltd...................................... 199,338          2,738,692
    OZ Minerals, Ltd........................................  63,476            611,183
  #*Paladin Energy, Ltd.....................................  19,946             32,690
   *PanAust, Ltd............................................  76,201            255,410
    Platinum Asset Mangement, Ltd...........................  18,543             84,456
    Primary Health Care, Ltd................................  51,678            151,778
   *Qantas Airways, Ltd..................................... 257,003            435,669
    QBE Insurance Group, Ltd................................ 196,089          2,813,493
    QR National, Ltd........................................ 142,547            537,909
    Ramsay Health Care, Ltd.................................  18,451            384,545
    Reece Australia, Ltd....................................   7,983            154,069
   *Regis Resources, Ltd....................................  27,911            122,088
    Rio Tinto, Ltd..........................................  71,786          4,911,946
    Santos, Ltd............................................. 170,945          2,479,893
    Seek, Ltd...............................................  41,014            303,323
    Seven Group Holdings, Ltd...............................  18,118            189,966
    Seven West Media, Ltd...................................  52,803            162,372
    Sims Metal Management, Ltd..............................  40,715            603,254
    Sonic Healthcare, Ltd...................................  62,082            812,134
    SP Ausnet, Ltd.......................................... 197,327            226,628
    Spark Infrastructure Group, Ltd......................... 197,592            297,981
    Suncorp Group, Ltd...................................... 251,879          2,123,927
    Sydney Airport, Ltd.....................................  61,718            186,550
    TABCorp. Holdings, Ltd.................................. 132,605            395,545
    Tatts Group, Ltd........................................ 327,941            880,715
    Telstra Corp., Ltd...................................... 695,686          2,564,984
    Toll Holdings, Ltd...................................... 145,053            879,185
    Transurban Group, Ltd................................... 179,475          1,095,886
    Treasury Wine Estates, Ltd.............................. 101,107            451,739
    UGL, Ltd................................................  27,924            378,481
    Washington H. Soul Pattinson & Co., Ltd.................  14,171            203,902
   #Wesfarmers, Ltd......................................... 179,576          5,639,012
    Westpac Banking Corp.................................... 428,372         10,095,099
   #Westpac Banking Corp. Sponsored ADR.....................  18,701          2,214,385
    Whitehaven Coal, Ltd....................................  44,805            246,667
    Woodside Petroleum, Ltd................................. 107,794          3,898,198
    Woolworths, Ltd......................................... 200,559          5,407,826
    WorleyParsons, Ltd......................................  27,919            817,504
                                                                           ------------
TOTAL AUSTRALIA.............................................                150,921,879
                                                                           ------------
AUSTRIA -- (0.2%)
    Andritz AG..............................................  12,134            635,636
    Erste Group Bank AG.....................................  37,706            869,467
    EVN AG..................................................     626              8,143
   *Immofinanz Immobilien Anlagen AG........................ 141,745            499,041
   #OMV AG..................................................  31,779          1,074,978
    Raiffeisen Bank International AG........................   8,039            267,489
    Strabag SE..............................................   3,236             86,620
    Telekom Austria AG......................................  49,898            547,508
    Telekom Austria AG ADR..................................   2,400             52,320
    Verbund AG..............................................  10,202            285,901
    Vienna Insurance Group AG Wiener Versicherung Gruppe....   6,221            253,326
    Voestalpine AG..........................................  18,545            604,127
                                                                           ------------
TOTAL AUSTRIA...............................................                  5,184,556
                                                                           ------------
BELGIUM -- (0.7%)
   #Ageas SA................................................ 540,202            984,372
   #Anheuser-Busch InBev NV................................. 101,785          7,336,184

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CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV Sponsored ADR...................  29,297 $ 2,127,548
    Belgacom SA.............................................  26,773     760,758
    Colruyt SA..............................................   9,985     409,104
    Delhaize Group SA.......................................   8,251     401,588
    Delhaize Group SA Sponsored ADR.........................  10,806     526,360
    KBC Groep NV............................................  26,160     507,164
   *Mobistar SA.............................................   3,728     141,161
   #Solvay SA...............................................  10,459   1,274,069
    Telenet Group Holding NV................................   8,126     348,905
   #UCB SA..................................................  16,319     763,079
   #Umicore SA..............................................  18,640   1,012,220
                                                                     -----------
TOTAL BELGIUM...............................................          16,592,512
                                                                     -----------
CANADA -- (9.4%)
    Agnico-Eagle Mines, Ltd.................................  28,150   1,124,461
    Agrium, Inc.............................................  26,200   2,307,966
    Alamos Gold, Inc........................................  16,200     296,498
    Alimentation Couche-Taro, Inc. Class B..................  19,700     854,527
    AltaGas, Ltd............................................  16,500     533,993
    ARC Resources, Ltd......................................  51,428   1,058,911
    Astral Media, Inc. Class A..............................   6,100     301,465
    Atco, Ltd. Class I......................................   4,600     340,396
  #*AuRico Gold, Inc........................................  46,800     430,171
   #Bank of Montreal........................................ 114,316   6,789,411
    Bank of Nova Scotia..................................... 182,327  10,114,410
    Barrick Gold Corp....................................... 166,000   6,714,947
    Baytex Energy Corp......................................  18,811     994,202
    BCE, Inc................................................  43,873   1,777,393
    Bell Aliant, Inc........................................  14,509     384,224
    Bombardier, Inc. Class A................................  15,935      68,073
   #Bombardier, Inc. Class B................................ 200,700     849,244
    Bonavista Energy Corp...................................  25,000     450,979
    Brookfield Asset Management, Inc. Class A...............  73,649   2,430,488
   #Brookfield Properties Corp..............................  33,037     598,301
    CAE, Inc................................................  39,436     431,147
    Cameco Corp.............................................  73,876   1,634,792
   #Canadian Imperial Bank of Commerce......................  68,338   5,155,875
   #Canadian National Railway Co............................  76,080   6,492,427
    Canadian National Resources, Ltd........................ 188,236   6,539,717
    Canadian Oil Sands, Ltd.................................  70,347   1,554,563
   #Canadian Pacific Railway, Ltd...........................  31,800   2,461,011
   #Canadian Tire Corp. Class A.............................  14,320   1,001,537
    Canadian Utilities, Ltd. Class A........................  14,600   1,028,510
    Canadian Western Bank...................................   7,014     203,707
    Capital Power Corp......................................   5,746     136,226
   *Celtic Exploration, Ltd.................................  13,700     200,816
    Cenovus Energy, Inc..................................... 119,362   4,331,759
    Centerra Gold, Inc......................................  25,000     323,683
   *CGI Group, Inc. Class A.................................  36,000     807,936
    CI Financial Corp.......................................  23,805     569,913
    Cogeco Cable, Inc.......................................   1,300      64,483
    Crescent Point Energy Corp..............................  42,174   1,842,618
    Dollarama, Inc..........................................  10,900     606,653
    Eldorado Gold Corp......................................  89,000   1,261,325
   #Emera, Inc..............................................   4,303     152,283
    Empire Co., Ltd. Class A................................   5,071     298,454
   #Enbridge, Inc........................................... 105,780   4,432,084
   #Encana Corp............................................. 129,379   2,709,775
    Enerplus Corp...........................................  37,055     685,697
    Ensign Energy Services, Inc.............................  25,100     362,836
    Fairfax Financial Holdings, Ltd.........................   3,700   1,516,893

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
                                                               SHARES          VALUE++
                                                               -------       -----------
CANADA -- (Continued)
    Finning International, Inc................................  27,200       $   759,953
    First Capital Realty, Inc.................................  13,814           257,024
   *First Majestic Silver Corp................................  14,200           223,382
    First Quantum Minerals, Ltd...............................  77,000         1,599,474
   #Fortis, Inc...............................................  26,007           901,959
    Franco-Nevada Corp........................................  13,725           615,635
    Genworth MI Canada, Inc...................................   9,000           187,043
    George Weston, Ltd........................................   9,467           605,002
    Gildan Activewear, Inc....................................  24,300           699,838
   #Goldcorp, Inc............................................. 135,511         5,189,433
    Great-West Lifeco, Inc....................................  46,000         1,164,144
    Groupe Aeroplan, Inc......................................   9,147           117,596
    HudBay Minerals, Inc......................................   1,698            17,876
   #Husky Energy, Inc.........................................  58,700         1,531,304
    IAMGOLD Corp..............................................  66,600           825,884
    IGM Financial, Inc........................................  17,400           816,409
    Imperial Oil, Ltd.........................................  48,227         2,245,239
    Industrial Alliance Insurance & Financial Services, Inc...  23,100           736,600
    Inmet Mining Corp.........................................  10,500           577,588
    Intact Financial Corp.....................................  23,500         1,517,265
  #*Ivanhoe Mines, Ltd........................................  46,919           547,630
    Jean Coutu Group PJC, Inc. Class A (The)..................  16,500           236,347
   *Katanga Mining, Ltd.......................................   8,600             7,139
    Keyera Corp...............................................  13,100           535,617
    Kinross Gold Corp......................................... 203,279         1,821,146
   #Loblaw Cos., Ltd..........................................  24,880           839,953
   *Lundin Mining Corp........................................ 110,040           534,688
    Magna International, Inc..................................  44,560         1,952,728
    Manitoba Telecom Services, Inc............................   5,400           187,498
   #Manulife Financial Corp................................... 317,571         4,343,154
   *MEG Energy Corp...........................................  18,400           801,118
    Methanex Corp.............................................  18,580           654,160
    Metro, Inc................................................  19,001         1,048,291
    National Bank of Canada...................................  25,971         2,026,992
   *New Gold, Inc.............................................  62,000           564,863
    Nexen, Inc................................................ 103,426         1,998,686
    Niko Resources, Ltd.......................................   8,000           337,055
  #*NovaGold Resources, Inc...................................  33,634           242,419
    Onex Corp.................................................  17,694           702,673
   *Open Text Corp............................................   8,600           482,126
  #*Osisko Mining Corp........................................  34,502           355,201
    Pacific Rubiales Energy Corp..............................  46,819         1,343,170
    Pan American Silver Corp..................................  22,400           435,596
   *Paramount Resources, Ltd. Class A.........................   8,900           240,282
   *Pembina Pipeline Corp.....................................  44,563         1,347,925
    Pengrowth Energy Corp.....................................  81,596           733,484
    Penn West Petroleum, Ltd..................................  95,909         1,643,710
    PetroBakken Energy, Ltd. Class A..........................  20,800           301,098
    Petrominerales, Ltd.......................................   2,609            38,164
    Peyto Exploration & Development Corp......................  15,800           269,504
    Potash Corp. of Saskatchewan, Inc......................... 131,100         5,573,923
   *Precision Drilling Corp...................................  51,894           478,044
    Progress Energy Resources Corp............................  34,700           381,828
    Progressive Waste Solutions, Ltd..........................  20,742           449,968
    Quebecor, Inc. Class B....................................     300            11,792
   *Research In Motion, Ltd...................................  81,390         1,164,186
    Ritchie Brothers Auctioneers, Inc.........................  18,000           380,827
   #Rogers Communications, Inc. Class B.......................  69,000         2,575,320
   #Royal Bank of Canada...................................... 231,780        13,395,070
   #Saputo, Inc...............................................  23,000         1,074,971
    SEMAFO, Inc...............................................  48,000           243,924

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
                                                             SHARES          VALUE++
                                                             -------       ------------
CANADA -- (Continued)
   #Shaw Communictions, Inc. Class B........................  56,500       $  1,164,489
    ShawCor, Ltd. Class A...................................   3,500            113,200
   #Shoppers Drug Mart Corp.................................  38,100          1,641,480
    Silver Wheaton Corp.....................................  54,277          1,657,128
   #SNC-Lavalin Group, Inc..................................  24,400            917,362
   #Sun Life Financial, Inc................................. 103,770          2,544,222
    Suncor Energy, Inc...................................... 277,879          9,178,713
   *SXC Health Solutions Corp...............................  11,800          1,070,045
    Talisman Energy, Inc.................................... 181,300          2,371,206
   #Teck Resources, Ltd. Class B............................ 101,534          3,788,574
    Telus Corp..............................................   7,317            439,309
   #Telus Corp. Non-Voting..................................  26,490          1,554,513
   #Thomson Reuters Corp....................................  66,450          1,985,731
    Tim Hortons, Inc........................................  25,200          1,454,577
    TMX Group, Inc..........................................   8,000            365,238
   #Toronto Dominion Bank................................... 160,784         13,588,962
   *Tourmaline Oil Corp.....................................  19,578            471,886
   #TransAlta Corp..........................................  37,600            623,463
   #TransCanada Corp........................................ 125,868          5,537,504
   *Trican Well Service, Ltd................................  21,500            311,014
    Trilogy Energy Corp.....................................  10,639            294,232
   *Uranium One, Inc........................................ 111,500            323,941
   *Valeant Pharmaceuticals International, Inc..............  47,572          2,646,233
    Veresen, Inc............................................  37,288            569,596
    Vermilion Energy, Inc...................................  13,520            655,573
    Viterra, Inc............................................  86,140          1,387,344
  #*Westport Innovations, Inc...............................   4,650            145,923
    Yamana Gold, Inc........................................ 140,444          2,060,063
                                                                           ------------
TOTAL CANADA................................................                216,979,219
                                                                           ------------
DENMARK -- (0.9%)...........................................
  #*A.P. Moeller-Maersk A.S. Series A.......................      80            596,706
   #A.P. Moeller-Maersk A.S. Series B.......................     248          1,941,825
    Carlsberg A.S. Series B.................................  17,907          1,545,764
    Chr. Hansen Holding A.S.................................  10,776            299,014
    Coloplast A.S. Series B.................................   3,540            655,379
   *Danske Bank A.S......................................... 109,057          1,772,279
    DSV A.S.................................................  38,414            876,023
    FLSmidth & Co. A.S......................................   9,370            659,581
    GN Store Nord A.S.......................................  23,902            268,150
    H. Lundbeck A.S.........................................  13,909            278,860
   *Jyske Bank A.S..........................................   1,122             35,157
    Novo-Nordisk A.S. Series B..............................  40,730          6,004,539
    Novo-Nordisk A.S. Sponsored ADR.........................  26,531          3,900,588
    Novozymes A.S. Series B.................................  36,685            962,714
    Rockwool International A.S. Series B....................   1,000             95,419
    TDC A.S.................................................  67,210            481,771
   *Topdanmark A.S..........................................   2,151            369,047
    Tryg A.S................................................   4,170            232,826
  #*Vestas Wind Systems A.S.................................  34,835            307,038
   *William Demant Holding A.S..............................   3,260            308,000
                                                                           ------------
TOTAL DENMARK...............................................                 21,590,680
                                                                           ------------
FINLAND -- (0.6%)...........................................
    Elisa Oyj...............................................  23,291            525,246
    Fortum Oyj..............................................  79,221          1,704,002
   #Kesko Oyj Series B......................................  16,039            429,000
    Kone Oyj Series B.......................................  23,655          1,463,865
    Metso Oyj...............................................  22,848            981,381
    Neste Oil Oyj...........................................  24,281            287,324
  #*Nokia Oyj............................................... 473,826          1,716,054

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
                                                             SHARES    VALUE++
                                                             ------- -----------
FINLAND -- (Continued)
   #Nokia Oyj Sponsored ADR................................. 217,800 $   794,970
    Nokian Renkaat Oyj......................................  19,459     923,748
    Orion Oyj Series A......................................     616      12,599
    Orion Oyj Series B......................................   8,864     180,814
   #Pohjola Bank P.L.C. Series A............................  30,352     326,649
    Sampo Oyj Series A......................................  78,831   2,098,872
   #Stora Enso Oyj Series R................................. 122,844     840,816
    Stora Enso Oyj Sponsored ADR............................  12,000      81,720
   #UPM-Kymmene Oyj......................................... 104,359   1,339,255
    UPM-Kymmene Oyj Sponsored ADR...........................  13,000     165,620
    Wartsila OYJ Abp........................................  28,873   1,170,009
                                                                     -----------
TOTAL FINLAND...............................................          15,041,944
                                                                     -----------
FRANCE -- (6.8%)............................................
    Accor SA................................................  28,309     978,942
    Aeroports de Paris SA...................................   5,523     464,804
  #*Air France-KLM..........................................  16,886      81,146
    Air Liquide SA..........................................  46,299   5,955,290
  #*Alcatel-Lucent SA....................................... 186,717     287,137
  #*Alcatel-Lucent SA Sponsored ADR......................... 128,100     193,431
    Alstom SA...............................................  33,704   1,205,410
    Arkema SA...............................................  10,097     895,492
    AtoS SA.................................................   9,153     589,824
   #AXA SA.................................................. 253,735   3,605,606
    AXA SA Sponsored ADR....................................  77,200   1,093,924
    bioMerieux SA...........................................   1,600     131,121
    BNP Paribas SA.......................................... 168,361   6,794,936
    Bollore SA..............................................   1,184     256,631
  #*Bouygues SA.............................................  33,512     914,326
    Bureau Veritas SA.......................................   8,846     788,061
    Cap Gemini SA...........................................  30,659   1,197,763
    Carrefour SA............................................  92,616   1,860,326
    Casino Guichard Perrachon SA............................  11,330   1,113,159
   #Christian Dior SA.......................................   9,523   1,435,984
    Cie de Saint-Gobain SA..................................  72,923   3,061,698
   *Cie Generale de Geophysique--Veritas SA.................  13,439     385,400
  #*Cie Generale de Geophysique--Veritas SA Sponsored ADR...  16,707     480,493
    Cie Generale des Etablissements Michelin SA Series B....  33,148   2,477,233
    Cie Generale D'Optique Essilor Intenational SA..........  32,256   2,842,295
   #Ciments Francais SA.....................................   1,006      64,494
    CNP Assurances SA.......................................  28,944     406,387
    Credit Agricole SA...................................... 196,386   1,010,934
    Danone SA...............................................  92,157   6,487,752
    Dassault Systemes SA....................................   9,376     909,840
    Edenred SA..............................................  21,249     678,852
   *Eiffage SA..............................................   7,936     270,155
    Electricite de France SA................................  40,470     857,394
    Eramet SA...............................................     676      90,177
    Euler Hermes SA.........................................   1,874     132,810
    European Aeronautic Defence & Space Co. SA..............  72,187   2,852,726
    Eutelsat Communications SA..............................  19,401     690,789
    Faurecia SA.............................................   7,078     152,095
    France Telecom SA....................................... 274,049   3,756,673
    France Telecom SA Sponsored ADR.........................  46,387     642,924
    GDF Suez SA............................................. 221,472   5,099,215
    Gemalto NV..............................................  15,169   1,130,003
    Groupe Danone SA........................................  13,800     194,028
    Groupe Eurotunnel SA.................................... 106,001     891,851
   #Hermes International SA.................................   9,124   3,224,794
    Iliad SA................................................   3,128     402,828
    Imerys SA...............................................   6,518     371,392

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
                                                             SHARES    VALUE++
                                                             ------- ------------
FRANCE -- (Continued)
   *Ipsen SA................................................   2,070 $     55,175
   *JCDecaux SA.............................................   9,966      282,928
    Lafarge SA..............................................  40,152    1,569,410
    Lafarge SA Sponsored ADR................................   1,800       17,514
   #Lagardere SCA...........................................  29,051      880,917
    Legrand SA..............................................  33,623    1,135,068
   #L'Oreal SA..............................................  39,364    4,738,494
   #LVMH Moet Hennessy Louis Vuitton SA.....................  42,051    6,976,066
    M6 Metropole Television SA..............................   7,985      122,686
    Natixis SA.............................................. 172,057      524,500
    Neopost SA..............................................   2,949      169,722
    Pernod-Ricard SA........................................  32,709    3,394,125
   #Peugeot SA..............................................  27,150      326,071
   #PPR SA..................................................  13,309    2,227,251
    Publicis Groupe SA......................................  21,768    1,124,033
    Publicis Groupe SA ADR..................................   3,400       87,686
    Remy Cointreau SA.......................................   3,381      377,050
    Renault SA..............................................  39,372    1,791,058
    Rexel SA................................................  24,095      504,111
   *SA des Ciments Vicat....................................   1,981      113,833
    Safran SA...............................................  29,178    1,081,478
    Sanofi SA............................................... 145,482   11,112,155
    Sanofi SA ADR........................................... 100,912    3,852,820
    Schneider Electric SA...................................  80,944    4,985,805
    SCOR SE.................................................  41,542    1,098,272
    SEB SA..................................................   3,563      284,146
    SES SA..................................................  49,630    1,189,157
    Societe BIC SA..........................................   4,356      479,827
    Societe Generale SA..................................... 117,802    2,788,867
  #*Societe Television Francaise 1 SA.......................  10,625      102,915
    Sodexo SA...............................................  13,776    1,097,497
    STMicroelectronics NV................................... 134,088      772,056
    Suez Environnement SA...................................  36,564      515,775
    Technip SA..............................................  12,407    1,408,940
    Technip SA ADR..........................................  14,400      408,672
    Thales SA...............................................  17,227      597,228
    Total SA................................................ 221,099   10,613,528
    Total SA Sponsored ADR.................................. 144,707    6,961,854
    Valeo SA................................................  16,826      827,470
   *Vallourec SA............................................  20,861    1,256,283
    Veolia Environnement SA.................................  30,580      447,742
    Veolia Environnement SA ADR.............................  16,128      234,662
    Vinci SA................................................  75,943    3,522,263
   #Vivendi SA.............................................. 225,851    4,177,454
    Zodiac Aerospace SA.....................................   5,909      650,249
                                                                     ------------
TOTAL FRANCE................................................          156,293,358
                                                                     ------------
GERMANY -- (6.2%)...........................................
    Adidas-Salomon AG.......................................  33,774    2,817,080
    Allianz SE..............................................  58,576    6,533,631
    Allianz SE Sponsored ADR................................ 250,286    2,768,163
    Axel Springer AG........................................   8,985      409,940
   #BASF SE................................................. 141,010   11,609,762
   #BASF SE Sponsored ADR...................................   8,200      674,368
   #Bayer AG................................................  99,729    7,027,277
   #Bayer AG Sponsored ADR..................................  34,500    2,441,220
    Bayerische Motoren Werke AG.............................  57,225    5,442,782
   #Beiersdorf AG...........................................  15,008    1,053,210
    Bilfinger Berger SE.....................................   8,723      798,084
   *Brenntag AG.............................................   7,130      888,244
   *Celesio AG..............................................  17,682      304,926

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
                                                             SHARES    VALUE++
                                                             ------- ------------
GERMANY -- (Continued)
  #*Commerzbank AG.......................................... 686,737 $  1,486,892
  #*Continental AG..........................................  14,399    1,396,532
    Daimler AG.............................................. 163,887    9,068,099
    Deutsche Bank AG (5750355)..............................  36,321    1,576,803
    Deutsche Bank AG (D18190898)............................ 132,117    5,732,557
    Deutsche Boerse AG......................................  29,430    1,847,873
   #Deutsche Lufthansa AG...................................  48,197      627,638
    Deutsche Post AG........................................ 156,892    2,929,784
    Deutsche Telekom AG..................................... 409,529    4,617,317
   #Deutsche Telekom AG Sponsored ADR.......................  95,900    1,093,260
   #E.ON AG................................................. 269,527    6,102,557
    E.ON AG Sponsored ADR...................................  53,950    1,218,730
    Fielmann AG.............................................   1,995      193,351
    Fraport AG..............................................   6,778      440,737
    Fresenius Medical Care AG & Co. KGaA....................  28,422    2,018,294
    Fresenius Medical Care AG & Co. KGaA ADR................   7,100      504,100
    Fresenius SE............................................  19,501    1,946,929
    Fuchs Petrolub AG.......................................   1,658       92,515
    GEA Group AG............................................  29,622      978,346
    Generali Deutschland Holding AG.........................     152       12,859
   #Hannover Rueckversicherung AG...........................  12,408      750,898
   #Heidelberger Zement AG..................................  28,462    1,566,106
    Henkel AG & Co. KGaA....................................  20,428    1,250,815
   #Hochtief AG.............................................   7,242      424,793
   #Infineon Technologies AG................................ 185,460    1,848,204
   *K+S AG..................................................  26,075    1,303,272
   *Kabel Deutschland Holding AG............................  13,237      834,498
    Lanxess AG..............................................  17,822    1,418,919
   #Linde AG................................................  29,200    4,997,956
    MAN SE..................................................  10,186    1,287,624
    Merck KGaA..............................................  10,935    1,201,971
    Metro AG................................................  22,410      723,504
    MTU Aero Engines Holding AG.............................   7,641      643,807
   #Munchener Rueckversicherungs-Gesellschaft AG............  32,609    4,736,458
    Puma SE.................................................     790      277,226
   *QIAGEN NV...............................................  43,656      721,831
    Rhoen-Klinikum AG.......................................  14,963      421,079
  #*RWE AG..................................................  86,680    3,726,105
    Salzgitter AG...........................................   8,602      450,860
    SAP AG.................................................. 102,924    6,825,239
   #SAP AG Sponsored ADR....................................  47,850    3,171,976
  #*SGL Carbon SE...........................................   8,456      386,482
    Siemens AG..............................................  72,344    6,714,982
   #Siemens AG Sponsored ADR................................  67,650    6,282,655
   #Software AG.............................................   9,360      327,176
    Suedzucker AG...........................................  10,651      324,344
    Symrise AG..............................................  17,091      495,333
    ThyssenKrupp AG.........................................  77,834    1,845,853
    United Internet AG......................................  17,308      342,519
   #Volkswagen AG...........................................   4,999      853,954
    Wacker Chemie AG........................................   2,920      235,449
                                                                     ------------
TOTAL GERMANY...............................................          143,045,748
                                                                     ------------
GREECE -- (0.1%)............................................
    Coca-Cola Hellenic Bottling Co. S.A.....................  27,952      555,195
    Hellenic Petroleum S.A..................................  15,660      115,101
   *National Bank of Greece S.A............................. 110,958      247,563
   *OPAP S.A................................................  31,172      278,581
                                                                     ------------
TOTAL GREECE................................................            1,196,440
                                                                     ------------

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
                                                              SHARES    VALUE++
                                                             --------- ----------
HONG KONG -- (2.2%)
    AAC Technologies Holdings, Inc..........................   118,000 $  346,500
   *AIA Group, Ltd.......................................... 1,274,200  4,517,399
    ASM Pacific Technology, Ltd.............................    28,100    379,637
    Bank of East Asia, Ltd..................................   283,116  1,055,238
    BOC Hong Kong Holdings, Ltd.............................   585,000  1,811,915
   #Brightoil Petroleum Holdings, Ltd.......................   333,000     73,302
    Cafe de Coral Holdings, Ltd.............................    20,000     54,789
    Cathay Pacific Airways, Ltd.............................   286,000    483,862
    Cheung Kong Holdings, Ltd...............................   245,600  3,254,369
    Cheung Kong Infrastructure Holdings, Ltd................    83,000    490,815
   #Chow Sang Sang Holdings International, Ltd..............    56,000    141,605
    CLP Holdings, Ltd.......................................   252,900  2,164,999
    Dah Sing Financial Holdings, Ltd........................    17,200     61,449
    Esprit Holdings, Ltd....................................   230,280    472,012
    First Pacific Co., Ltd..................................   328,400    355,319
   *Foxconn International Holdings, Ltd.....................   318,000    150,374
  #*Galaxy Entertainment Group, Ltd.........................   184,000    574,791
   *Genting Hong Kong, Ltd..................................    83,000     30,572
    Giordano International, Ltd.............................   292,000    253,503
    Great Eagle Holdings, Ltd...............................    60,743    178,399
   *G-Resources Group, Ltd.................................. 1,113,000     71,518
    Hang Lung Group, Ltd....................................   163,000  1,015,561
    Hang Lung Properties, Ltd...............................   408,000  1,502,636
   #Hang Seng Bank, Ltd.....................................   119,200  1,632,370
    Henderson Land Development Co., Ltd.....................   181,527  1,030,008
   *HKT Trust and HKT, Ltd..................................    19,098     14,843
    Hong Kong & China Gas Co., Ltd..........................   732,053  1,869,959
    Hong Kong & Shanghai Hotels, Ltd........................   103,525    135,472
   #Hong Kong Exchanges & Clearing, Ltd.....................   159,900  2,540,842
    Hopewell Holdings, Ltd..................................   133,000    356,456
    Hutchison Telecommunications Hong Kong Holdings, Ltd....   306,000    135,959
    Hutchison Whampoa, Ltd..................................   379,500  3,638,061
    Hysan Development Co., Ltd..............................   109,638    494,909
    Johnson Electric Holdings, Ltd..........................   273,500    171,246
    Kerry Properties, Ltd...................................   139,393    630,701
    Kingston Financial Group, Ltd...........................   822,000     74,927
    Li & Fung, Ltd..........................................   908,000  1,936,259
    Lifestyle International Holdings, Ltd...................    80,500    187,622
   *L'Occitane International SA.............................    44,000    117,051
    Luk Fook Holdings International, Ltd....................    50,000    141,690
   *Melco International Development, Ltd....................    43,000     45,015
   *Mongolian Mining Corp...................................    94,000     75,518
    MTR Corp................................................   249,040    883,254
    New World Development Co., Ltd..........................   764,164    949,249
    NWS Holdings, Ltd.......................................   289,655    435,190
    Orient Overseas International, Ltd......................    60,500    412,995
    Pacific Basin Shipping, Ltd.............................   172,000     90,009
    PCCW, Ltd...............................................   439,265    163,674
    Power Assets Holdings, Ltd..............................   175,207  1,310,344
    Sands China, Ltd........................................   385,600  1,514,684
    Shangri-La Asia, Ltd....................................   255,655    541,706
   #Sino Land Co., Ltd......................................   591,377  1,015,932
    SJM Holdings, Ltd.......................................   263,000    576,702
    SmarTone Telecommunications Holdings, Ltd...............    23,000     42,945
    Stella International Holdings, Ltd......................    44,500    117,665
    Sun Hung Kai Properties, Ltd............................   243,710  2,922,252
    Techtronic Industries Co., Ltd..........................   214,000    256,858
    Television Broadcasts, Ltd..............................    52,000    380,951
    Texwinca Holdings, Ltd..................................    30,000     36,623
    Trinity, Ltd............................................   192,000    160,124
    United Laboratories International Holdings, Ltd. (The)..   115,000     46,183

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
                                                         SHARES           VALUE++
                                                        ---------       -----------
HONG KONG -- (Continued)
   #VTech Holdings, Ltd................................    23,900       $   267,401
    Wharf Holdings, Ltd................................   254,609         1,509,924
    Wheelock & Co., Ltd................................   173,000           582,872
    Wing Hang Bank, Ltd................................    27,500           291,549
    Wynn Macau, Ltd....................................   240,000           767,147
    Xinyi Glass Holdings, Ltd..........................   174,000           111,870
    Yue Yuen Industrial Holdings, Ltd..................   117,000           390,316
                                                                        -----------
TOTAL HONG KONG........................................                  50,447,891
                                                                        -----------
IRELAND -- (0.2%)......................................
    CRH P.L.C. (0182704)...............................    58,058         1,176,847
    CRH P.L.C. (4182249)...............................    16,032           325,292
    CRH P.L.C. Sponsored ADR...........................    59,347         1,206,524
    Dragon Oil P.L.C...................................    43,868           413,676
   *Elan Corp. P.L.C...................................    22,589           312,465
   *Elan Corp. P.L.C. Sponsored ADR....................    58,971           813,210
   *Governor & Co. of the Bank of Ireland P.L.C. (The). 1,082,579           160,827
    Kerry Group P.L.C. Series A (0490656)..............    18,318           837,471
    Kerry Group P.L.C. Series A (4519579)..............     1,682            76,815
    Paddy Power P.L.C..................................       275            17,970
   *Ryanair Holdings P.L.C.............................    33,520           188,850
                                                                        -----------
TOTAL IRELAND..........................................                   5,529,947
                                                                        -----------
ISRAEL -- (0.4%).......................................
   *Azrieli Group, Ltd.................................     3,214            78,535
    Bank Hapoalim B.M..................................   174,606           647,949
    Bank Leumi Le-Israel B.M...........................   202,683           634,029
    Bezeq Israeli Telecommunication Corp., Ltd.........   246,778           411,411
    Cellcom Israel, Ltd................................     6,551            82,567
   *Delek Group, Ltd...................................       390            75,914
    Elbit Systems, Ltd.................................     3,493           127,430
    Israel Chemicals, Ltd..............................    78,347           896,198
   *Israel Discount Bank, Ltd. Series A................   132,967           172,437
   *Mellanox Technologies, Ltd.........................       788            45,272
    Migdal Insurance & Financial Holding, Ltd..........    29,968            44,072
    Mizrahi Tefahot Bank, Ltd..........................    22,752           205,014
   *NICE Systems, Ltd. Sponsored ADR...................    10,826           415,935
    Partner Communications Co., Ltd....................     8,183            61,161
    Partner Communications Co., Ltd. ADR...............     3,525            26,332
    Paz Oil Co., Ltd...................................        85            11,576
    Teva Pharmaceutical Industries, Ltd................     1,894            86,607
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR....................................   127,175         5,816,984
                                                                        -----------
TOTAL ISRAEL...........................................                   9,839,423
                                                                        -----------
ITALY -- (1.6%)........................................
   #A2A SpA............................................   161,586           102,538
    Assicurazioni Generali SpA.........................   211,131         2,880,464
    Atlantia SpA.......................................    52,698           799,025
    Autogrill SpA......................................    14,553           144,907
   #Banca Carige SpA...................................   113,241           118,380
   #Banca Monte Dei Paschi di Siena SpA................ 1,177,714           418,951
    Banca Popolare dell'Emilia Romagna Scarl...........     5,000            30,720
    Banco Popolare Scarl...............................   114,684           170,544
    Davide Campari--Milano SpA.........................    51,808           366,286
    Enel SpA...........................................   891,793         2,924,537
    Eni SpA............................................   273,219         6,070,862
    Eni SpA Sponsored ADR..............................    67,664         3,015,108
   *Fiat Industrial SpA................................   127,002         1,441,737
   *Fiat SpA...........................................   137,275           663,065
    Fiat SpA Sponsored ADR.............................     7,000            34,300

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
                                                              SHARES           VALUE++
                                                             ---------       -----------
ITALY -- (Continued)
   *Finmeccanica SpA........................................    73,984       $   318,254
    Intesa Sanpaolo SpA..................................... 1,743,981         2,643,615
    Intesa Sanpaolo SpA Sponsored ADR.......................    13,601           124,313
   *Lottomatica SpA.........................................     9,353           173,031
    Luxottica Group SpA.....................................    17,806           636,694
   *Mediaset SpA............................................   115,612           275,172
    Mediobanca SpA..........................................   101,189           494,715
    Mediolanum SpA..........................................    29,155           119,547
    Parmalat SpA............................................   115,999           262,375
    Pirelli & Co. SpA.......................................    39,090           476,298
    Prysmian SpA............................................    33,580           546,980
    Saipem SpA..............................................    43,628         2,156,375
    Snam SpA................................................   207,516           985,819
    Telecom Italia SpA...................................... 1,102,642         1,250,928
    Telecom Italia SpA Sponsored ADR........................    80,065           906,336
    Tenaris SA ADR..........................................    40,641         1,592,721
    Terna Rete Elettrica Nazionale SpA......................   169,541           629,804
    Tod's SpA...............................................     1,142           131,583
    UniCredit SpA...........................................   682,107         2,720,656
    Unione di Banche Italiane ScpA..........................   163,745           608,606
                                                                             -----------
TOTAL ITALY.................................................                  36,235,246
                                                                             -----------
JAPAN -- (15.9%)
    77 Bank, Ltd. (The).....................................    81,000           322,994
    ABC-Mart, Inc...........................................     4,700           171,155
    Advantest Corp..........................................     9,840           163,519
    Advantest Corp. ADR.....................................    10,000           165,100
   #Aeon Co., Ltd...........................................   101,900         1,330,304
    Aeon Mall Co., Ltd......................................     8,680           192,488
    Air Water, Inc..........................................    20,000           252,105
    Aisin Seiki Co., Ltd....................................    30,300         1,066,943
    Ajinomoto Co., Inc......................................    98,000         1,264,812
    Alfresa Holdings Corp...................................     8,700           401,765
    All Nippon Airways Co., Ltd.............................   123,000           360,996
    Alps Electric Co., Ltd..................................    34,300           311,972
    Amada Co., Ltd..........................................    76,000           515,836
   #Anritsu Corp............................................    18,000           234,855
    Aozora Bank, Ltd........................................    85,000           218,007
    Asahi Glass Co., Ltd....................................   180,000         1,415,261
    Asahi Group Holdings, Ltd...............................    63,100         1,420,838
    Asahi Kasei Corp........................................   202,000         1,248,510
   #Asatsu-DK, Inc..........................................     2,700            78,090
   #Asics Corp..............................................    23,000           247,619
    Astellas Pharma, Inc....................................    70,755         2,869,511
    Autobacs Seven Co., Ltd.................................     3,300           158,378
    Awa Bank, Ltd. (The)....................................    36,000           212,524
    Azbil Corp..............................................     7,400           158,537
    Bank of Kyoto, Ltd. (The)...............................    55,000           465,943
    Bank of Yokohama, Ltd. (The)............................   222,000         1,075,155
    Benesse Holdings, Inc...................................     9,700           481,620
    Bridgestone Corp........................................   103,800         2,456,092
    Brother Industries, Ltd.................................    37,300           501,191
    Calsonic Kansei Corp....................................    34,000           191,275
    Canon Marketing Japan, Inc..............................    22,300           287,677
    Canon, Inc..............................................    98,600         4,469,326
    Canon, Inc. Sponsored ADR...............................    81,604         3,701,557
    Capcom Co., Ltd.........................................     6,900           157,561
   #Casio Computer Co., Ltd.................................    35,900           238,495
    Central Japan Railway Co., Ltd..........................       205         1,701,937
    Century Tokyo Leasing Corp..............................     5,500           110,010
    Chiba Bank, Ltd. (The)..................................   166,000         1,008,536

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
                                                             SHARES         VALUE++
                                                             -------       ----------
JAPAN -- (Continued)
    Chiyoda Corp............................................  23,000       $  276,963
    Chubu Electric Power Co., Ltd...........................  88,300        1,446,082
    Chugai Pharmaceutical Co., Ltd..........................  31,200          561,543
    Chugoku Bank, Ltd. (The)................................  42,000          530,723
    Chugoku Electric Power Co., Ltd. (The)..................  37,200          638,279
    Chuo Mitsui Trust Holdings, Inc......................... 539,210        1,579,638
    Citizen Holdings Co., Ltd...............................  56,700          356,088
    Coca-Cola West Co., Ltd.................................  13,100          236,459
    COMSYS Holdings Corp....................................  32,300          325,598
    Cosmo Oil Co., Ltd...................................... 128,000          354,971
    Credit Saison Co., Ltd..................................  34,200          733,967
    Dai Nippon Printing Co., Ltd............................ 111,000          985,113
   #Daicel Chemical Industries, Ltd.........................  65,000          412,020
    Daido Steel Co., Ltd....................................  37,000          229,522
    Daihatsu Motor Co., Ltd.................................  27,000          509,676
    Dai-ichi Life Insurance Co., Ltd. (The).................   1,475        1,847,018
    Daiichi Sankyo Co., Ltd................................. 102,846        1,766,212
    Daikin Industries, Ltd..................................  41,200        1,088,536
    Dainippon Screen Manufacturing Co., Ltd.................  35,000          316,011
   #Dainippon Sumitomo Pharma Co., Ltd......................  23,000          230,341
    Daito Trust Construction Co., Ltd.......................  10,600          953,239
    Daiwa House Industry Co., Ltd...........................  93,000        1,200,097
    Daiwa Securities Group, Inc............................. 303,000        1,145,040
    DeNa Co., Ltd...........................................  18,500          580,509
    Denki Kagaku Kogyo K.K..................................  71,000          274,802
    Denso Corp..............................................  81,800        2,645,026
    Dentsu, Inc.............................................  28,500          875,093
    DIC Corp................................................ 158,000          328,268
   #Disco Corp..............................................   2,600          155,356
    Don Quijote Co., Ltd....................................   8,500          311,780
    Dowa Holdings Co., Ltd..................................  33,200          211,610
    East Japan Railway Co...................................  45,400        2,824,659
   *Ebara Corp..............................................  84,000          339,840
    Eisai Co., Ltd..........................................  41,100        1,606,327
    Electric Power Development Co., Ltd.....................  16,900          467,617
    Exedy Corp..............................................   5,600          157,388
    Ezaki Glico Co., Ltd....................................  10,000          119,615
    FamilyMart Co., Ltd.....................................  10,800          480,735
    FANUC Corp..............................................  30,500        5,143,841
    Fast Retailing Co., Ltd.................................   8,700        1,944,171
    FP Corp.................................................     800           51,664
    Fuji Electric Holdings Co., Ltd.........................  76,000          203,556
    Fuji Heavy Industries, Ltd..............................  98,000          739,167
    Fuji Television Network, Inc............................      76          128,200
    FUJIFILM Holdings Corp..................................  83,700        1,775,311
   #Fujitsu, Ltd............................................ 326,440        1,586,608
    Fukuoka Financial Group, Inc............................ 146,000          607,431
    Fukuyama Transporting Co., Ltd..........................  29,000          158,375
    Furukawa Electric Co., Ltd.............................. 113,000          306,649
    Glory, Ltd..............................................   6,200          133,336
   #GS Yuasa Corp...........................................  47,000          241,900
    Gunma Bank, Ltd. (The)..................................  80,000          405,903
    H2O Retailing Corp......................................  13,000          114,422
    Hachijuni Bank, Ltd. (The)..............................  72,000          391,845
    Hakuhodo DY Holdings, Inc...............................   4,720          294,744
    Hamamatsu Photonics K.K.................................   9,400          373,543
    Hankyu Hanshin Holdings, Inc............................ 202,000          942,462
    Heiwa Corp..............................................   6,700          139,600
    Hikari Tsushin, Inc.....................................   3,800          123,843
    Hino Motors, Ltd........................................  37,000          261,670
   #Hirose Electric Co., Ltd................................   5,000          523,559

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
                                                             SHARES         VALUE++
                                                             -------       ----------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The).............................. 100,000       $  406,258
    Hisamitsu Pharmaceutical Co., Inc.......................   8,700          387,121
    Hitachi Capital Corp....................................  12,600          208,288
    Hitachi Chemical Co., Ltd...............................  23,700          439,339
   #Hitachi Construction Machinery Co., Ltd.................  17,500          378,458
    Hitachi High-Technologies Corp..........................   9,300          233,706
   #Hitachi Metals, Ltd.....................................  25,000          311,379
    Hitachi Transport System, Ltd...........................   5,500          100,656
    Hitachi, Ltd............................................ 358,000        2,280,189
    Hitachi, Ltd. ADR.......................................  34,892        2,208,664
   #Hokkaido Electric Power Co., Inc........................  25,000          351,343
    Hokuhoku Financial Group, Inc........................... 250,000          437,379
    Hokuriku Electric Power Co., Inc........................  22,200          379,949
    Honda Motor Co., Ltd.................................... 117,700        4,235,927
   #Honda Motor Co., Ltd. Sponsored ADR..................... 141,423        5,096,885
    Hoshizaki Electric Co., Ltd.............................   8,900          213,415
    House Foods Corp........................................  11,500          193,684
    Hoya Corp...............................................  66,000        1,513,850
   *Hulic Co., Ltd..........................................   4,500           51,507
    Ibiden Co., Ltd.........................................  21,600          440,984
    Idemitsu Kosan Co., Ltd.................................   4,700          432,759
    IHI Corp................................................ 221,000          534,633
    Inpex Corp..............................................     370        2,442,929
    Isetan Mitsukoshi Holdings, Ltd.........................  74,080          806,901
    Isuzu Motors, Ltd....................................... 186,000        1,061,947
   #Ito En, Ltd.............................................   5,600          101,290
    ITOCHU Corp............................................. 255,600        2,891,913
    Itochu Techno-Solutions Corp............................   4,200          191,634
    Iyo Bank, Ltd. (The)....................................  45,000          373,438
    Izumi Co., Ltd..........................................   5,000          104,164
    J. Front Retailing Co., Ltd.............................  99,800          512,790
    Japan Petroleum Exploration Co., Ltd....................   3,200          145,990
    Japan Steel Works, Ltd. (The)...........................  45,000          273,720
    Japan Tobacco, Inc......................................     722        3,999,655
    JFE Holdings, Inc.......................................  77,100        1,441,886
    JGC Corp................................................  30,000          863,853
    Joyo Bank, Ltd. (The)................................... 129,000          563,141
    JS Group Corp...........................................  44,540          874,606
   #JSR Corp................................................  31,100          613,798
    JTEKT Corp..............................................  38,960          427,000
    JX Holdings, Inc........................................ 414,570        2,338,545
   #Kagome Co., Ltd.........................................  11,100          223,411
    Kagoshima Bank, Ltd. (The)..............................  13,000           78,273
   #Kajima Corp............................................. 159,000          453,185
   #Kakaku.com, Inc.........................................   3,600          111,947
    Kamigumi Co., Ltd.......................................  53,000          425,960
    Kaneka Corp.............................................  56,000          346,075
    Kansai Electric Power Co., Inc.......................... 103,100        1,495,008
   #Kansai Paint Co., Ltd...................................  31,000          333,657
    Kao Corp................................................  86,700        2,323,156
    Kawasaki Heavy Industries, Ltd.......................... 271,000          813,462
   #*Kawasaki Kisen Kaisha, Ltd............................. 180,000          379,144
    KDDI Corp...............................................     409        2,677,434
   #Keihan Electric Railway Co., Ltd........................  79,000          366,679
    Keikyu Corp.............................................  61,000          523,679
   #Keio Corp...............................................  83,000          600,314
    Keisei Electric Railway Co., Ltd........................  39,000          301,013
    Keiyo Bank, Ltd. (The)..................................  21,000           97,699
    Kewpie Corp.............................................  16,300          244,514
    Keyence Corp............................................   7,251        1,711,417
    Kikkoman Corp...........................................  26,000          304,855

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
                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
    Kinden Corp.............................................    35,000 $  243,066
   #Kintetsu Corp...........................................   199,280    703,014
    Kirin Holdings Co., Ltd.................................   147,000  1,871,670
   #Kobayashi Pharmaceutical Co., Ltd.......................     2,700    135,603
    Kobe Steel, Ltd.........................................   464,000    661,754
    Koito Manufacturing Co., Ltd............................    14,000    216,635
    Komatsu, Ltd............................................   146,100  4,204,757
    Komeri Co., Ltd.........................................     5,000    140,086
    Konami Co., Ltd.........................................     8,600    248,718
    Konami Corp. ADR........................................     3,500    101,465
   #Konica Minolta Holdings, Inc............................    85,500    693,674
    Kose Corp...............................................     3,690     85,279
    K's Holdings Corp.......................................     6,239    187,690
    Kubota Corp.............................................   129,000  1,245,254
    Kubota Corp. Sponsored ADR..............................     9,951    477,349
    Kuraray Co., Ltd........................................    62,800    896,244
    Kurita Water Industries, Ltd............................    18,700    458,226
   #KYB Co., Ltd............................................    14,000     79,409
    Kyocera Corp............................................    14,600  1,423,355
    Kyocera Corp. Sponsored ADR.............................    10,829  1,053,770
    Kyowa Hakko Kirin Co., Ltd..............................    45,000    473,014
    Kyushu Electric Power Co., Inc..........................    47,800    634,050
    Lawson, Inc.............................................     9,300    615,713
    Lintec Corp.............................................     7,200    139,102
    Lion Corp...............................................    34,000    196,418
    M3, Inc.................................................        46    213,836
    Mabuchi Motor Co., Ltd..................................     3,400    142,238
   #Makita Corp.............................................    16,500    631,598
   #Makita Corp. Sponsored ADR..............................     1,630     62,005
    Marubeni Corp...........................................   262,000  1,819,251
    Marui Group Co., Ltd....................................    53,900    427,829
    Maruichi Steel Tube, Ltd................................    11,700    257,478
    Matsui Securities Co., Ltd..............................     9,700     59,296
   *Mazda Motor Corp........................................   293,000    476,134
    Medipal Holdings Corp...................................    34,300    433,882
    Meiji Holdings Co., Ltd.................................    12,256    542,832
    Minebea Co., Ltd........................................    45,000    203,897
    Miraca Holdings, Inc....................................     9,200    362,330
    Misumi Group, Inc.......................................    10,000    233,934
    Mitsubishi Chemical Holdings Corp.......................   238,990  1,259,497
    Mitsubishi Corp.........................................   246,800  5,348,640
    Mitsubishi Electric Corp................................   300,000  2,635,377
   #Mitsubishi Estate Co., Ltd..............................   193,000  3,411,920
    Mitsubishi Gas Chemical Co., Inc........................    72,000    471,700
    Mitsubishi Heavy Industries, Ltd........................   507,000  2,299,257
    Mitsubishi Logistics Corp...............................    33,000    361,986
    Mitsubishi Materials Corp...............................   183,000    545,804
   *Mitsubishi Motors Corp..................................   542,000    608,097
    Mitsubishi Shokuhin Co., Ltd............................     1,100     28,407
    Mitsubishi Tanabe Pharma Corp...........................    38,000    527,459
    Mitsubishi UFJ Financial Group, Inc.....................   784,472  3,766,652
   #Mitsubishi UFJ Financial Group, Inc. ADR................ 1,455,897  6,930,070
    Mitsubishi UFJ Lease & Finance Co., Ltd.................     2,000     83,096
    Mitsui & Co., Ltd.......................................   232,300  3,627,504
    Mitsui & Co., Ltd. Sponsored ADR........................     2,745    848,425
    Mitsui Chemicals, Inc...................................   142,000    410,251
   *Mitsui Engineering & Shipbuilding Co., Ltd..............   136,000    199,962
    Mitsui Fudosan Co., Ltd.................................   143,000  2,619,304
    Mitsui Mining & Smelting Co., Ltd.......................   148,000    371,105
    Mitsui O.S.K. Lines, Ltd................................   205,000    794,562
    Mizuho Financial Group, Inc............................. 3,343,805  5,271,533

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
                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mizuho Financial Group, Inc. ADR........................ 312,894 $  982,487
    Mochida Pharmaceutical Co., Ltd.........................   8,000     93,022
    MS&AD Insurance Group Holdings, Inc..................... 105,895  1,952,293
    Murata Manufacturing Co., Ltd...........................  31,600  1,805,929
   #Nabtesco Corp...........................................  15,000    320,215
    Nagase & Co., Ltd.......................................  32,600    394,688
    Nagoya Railroad Co., Ltd................................ 166,000    444,641
    Namco Bandai Holdings, Inc..............................  25,900    370,336
    Nankai Electric Railway Co., Ltd........................  66,000    273,973
    Nanto Bank, Ltd. (The)..................................  41,000    183,264
   *NEC Corp................................................ 505,546    912,691
    Net One Systems Co., Ltd................................   8,800    120,054
    NGK Insulators, Ltd.....................................  39,000    486,422
    NGK Spark Plug Co., Ltd.................................  21,000    299,803
    NHK Spring Co., Ltd.....................................  23,000    240,070
    Nichirei Corp...........................................  34,000    154,164
    Nidec Corp..............................................  10,800    970,562
    Nidec Corp. ADR.........................................  26,554    596,668
    Nifco, Inc..............................................   2,700     72,629
    Nikon Corp..............................................  53,300  1,579,722
    Nintendo Co., Ltd.......................................  15,200  2,051,755
    Nippon Electric Glass Co., Ltd..........................  71,500    577,703
    Nippon Express Co., Ltd................................. 174,000    656,851
    Nippon Kayaku Co., Ltd..................................  40,000    400,531
    Nippon Meat Packers, Inc................................  39,000    498,179
    Nippon Paint Co., Ltd...................................  39,000    297,451
   #Nippon Paper Group, Inc.................................  23,100    462,461
   #Nippon Sheet Glass Co., Ltd............................. 185,000    239,614
    Nippon Shokubai Co., Ltd................................  23,000    257,679
   #Nippon Steel Corp....................................... 905,000  2,255,158
    Nippon Telegraph & Telephone Corp.......................  50,500  2,284,906
    Nippon Telegraph & Telephone Corp. ADR..................  20,771    468,386
    Nippon Television Network Corp..........................   1,310    202,876
    Nippon Yusen K.K........................................ 299,000    883,855
    Nipro Corp..............................................  10,000     68,483
    Nishi-Nippon Bank, Ltd.................................. 119,000    314,745
    Nishi-Nippon Railroad Co., Ltd..........................  41,000    192,175
    Nissan Chemical Industries, Ltd.........................  15,000    135,926
   #Nissan Motor Co., Ltd................................... 396,200  4,119,306
    Nissan Shatai Co., Ltd..................................  17,000    179,429
    Nisshin Seifun Group, Inc...............................  40,000    488,050
   *Nisshin Steel Co., Ltd.................................. 117,000    164,214
    Nisshinbo Holdings, Inc.................................  29,000    254,968
    Nissin Foods Holdings Co., Ltd..........................  10,000    376,259
    Nitori Holdings Co., Ltd................................   5,350    492,311
    Nitto Denko Corp........................................  24,900  1,021,897
    NKSJ Holdings, Inc......................................  65,450  1,347,204
    NOK Corp................................................  15,000    308,559
    Nomura Holdings, Inc.................................... 281,500  1,153,903
    Nomura Holdings, Inc. ADR............................... 348,997  1,420,418
    Nomura Real Estate Holdings, Inc........................  26,100    456,259
    Nomura Research Institute, Ltd..........................  13,600    312,010
    NSK, Ltd................................................  66,000    452,846
    NTN Corp................................................  93,000    351,806
   #NTT Data Corp...........................................     210    726,815
    NTT DoCoMo, Inc.........................................   1,979  3,379,144
    NTT DoCoMo, Inc. Sponsored ADR..........................  51,866    887,946
    Obayashi Corp........................................... 121,000    512,174
    Obic Co., Ltd...........................................   1,000    210,777
   #Odakyu Electric Railway Co., Ltd........................  79,000    732,201
   #OJI Paper Co., Ltd...................................... 148,000    679,558

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CONTINUED



                                                             SHARES         VALUE++
                                                             -------       ----------
JAPAN -- (Continued)
   *Olympus Corp............................................  31,200       $  489,865
   #Omron Corp..............................................  38,400          815,837
   #Ono Pharmaceutical Co., Ltd.............................  11,400          645,473
    Onward Holdings Co., Ltd................................  18,000          140,758
    Oracle Corp. Japan......................................   5,300          204,712
    Oriental Land Co., Ltd..................................   8,400          931,320
    Osaka Gas Co., Ltd...................................... 247,000          998,895
   #Osaka Titanium Technologies Co., Ltd....................   2,500           78,597
   #OSG Corp................................................   1,300           20,519
    Otsuka Corp.............................................   1,700          136,724
   *Otsuka Holdings Co., Ltd................................  10,300          310,418
   *Pacific Metals Co., Ltd.................................  19,000           91,938
    Panasonic Corp.......................................... 288,688        2,213,271
    Panasonic Corp. Sponsored ADR........................... 108,991          833,781
    Park24 Co., Ltd.........................................  18,900          260,138
   *Pioneer Electronic Corp.................................  43,200          218,013
  #*Renesas Electronics Corp................................   9,900           56,937
    Rengo Co., Ltd..........................................  44,000          321,719
    Resona Holdings, Inc.................................... 301,400        1,280,201
    Ricoh Co., Ltd.......................................... 124,000        1,110,804
   #Rinnai Corp.............................................   5,500          400,694
    Rohm Co., Ltd...........................................  17,900          807,267
    Rohto Pharmaceutical Co., Ltd...........................  11,000          140,897
    Ryohin Keikaku Co., Ltd.................................   3,400          184,589
    Sankyo Co., Ltd.........................................  10,000          482,153
    Sankyu, Inc.............................................   7,000           27,774
   #Sanrio Co., Ltd.........................................   5,500          241,752
    Santen Pharmaceutical Co., Ltd..........................  10,100          422,674
    Sapporo Holdings, Ltd...................................  31,000          108,360
    Sawai Pharmaceutical Co., Ltd...........................   2,200          231,841
   #SBI Holdings, Inc.......................................   6,576          529,190
    SCSK Corp...............................................   1,800           28,032
    Secom Co., Ltd..........................................  34,500        1,632,429
    Sega Sammy Holdings, Inc................................  31,248          655,661
   #Seiko Epson Corp........................................  26,700          356,191
    Seino Holdings Co., Ltd.................................  46,000          318,645
    Sekisui Chemical Co., Ltd...............................  80,000          719,297
    Sekisui House, Ltd......................................  97,560          904,419
    Senshu Ikeda Holdings, Inc.............................. 174,100          231,726
    Seven & I Holdings Co., Ltd............................. 119,876        3,628,670
    Sharp Corp.............................................. 204,000        1,305,028
    Shiga Bank, Ltd.........................................  37,000          211,398
    Shikoku Electric Power Co., Inc.........................  24,200          625,081
    Shimadzu Corp...........................................  56,000          498,567
    Shimamura Co., Ltd......................................   3,600          407,686
    Shimano, Inc............................................  10,700          703,564
    Shimizu Corp............................................ 118,000          448,564
    Shin-Etsu Chemical Co., Ltd.............................  66,500        3,838,363
    Shinsei Bank, Ltd....................................... 367,000          473,593
    Shionogi & Co., Ltd.....................................  58,000          756,527
    Shiseido Co., Ltd.......................................  50,900          891,111
    Shizuoka Bank, Ltd...................................... 105,000        1,098,795
    Showa Denko K.K......................................... 251,000          558,504
    Showa Shell Sekiyu K.K..................................  44,800          281,932
    SKY Perfect JSAT Holdings, Inc..........................     293          127,608
    SMC Corp................................................   8,200        1,369,425
    Softbank Corp........................................... 141,800        4,232,230
    Sojitz Corp............................................. 274,900          462,967
   #Sony Corp............................................... 104,300        1,686,927
   #Sony Corp. Sponsored ADR................................  74,848        1,213,286
    Sony Financial Holdings, Inc............................  22,600          369,357

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CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
JAPAN -- (Continued)
    Sotetsu Holdings, Inc...................................  73,000 $   225,714
   #Square Enix Holdings Co., Ltd...........................   7,600     148,754
    Stanley Electric Co., Ltd...............................  25,000     382,991
    Sugi Holdings Co., Ltd..................................   3,800     123,148
   *Sumco Corp..............................................  16,700     177,282
   #Sumitomo Bakelite Co., Ltd..............................  33,000     171,420
    Sumitomo Chemical Co., Ltd.............................. 275,000   1,130,757
    Sumitomo Corp........................................... 192,900   2,741,340
    Sumitomo Electric Industries, Ltd....................... 127,100   1,714,484
    Sumitomo Forestry Co., Ltd..............................  21,600     187,971
    Sumitomo Heavy Industries, Ltd.......................... 115,000     593,129
    Sumitomo Metal Industries, Ltd.......................... 550,000     988,005
    Sumitomo Metal Mining Co., Ltd..........................  92,000   1,206,796
    Sumitomo Mitsui Financial Group, Inc.................... 236,140   7,556,192
   #Sumitomo Realty & Development Co., Ltd..................  59,000   1,406,958
    Sumitomo Rubber Industries, Ltd.........................  27,600     379,801
    Sundrug Co., Ltd........................................   3,000      91,886
   #Suruga Bank, Ltd........................................  35,000     349,084
    Suzuken Co., Ltd........................................  13,980     422,853
    Suzuki Motor Corp.......................................  53,500   1,259,200
   #Sysmex Corp.............................................  10,900     438,052
    T&D Holdings, Inc....................................... 102,400   1,103,831
    Taiheiyo Cement Corp.................................... 158,000     377,079
    Taisei Corp............................................. 183,000     464,822
    Taisho Pharmaceutical Holdings Co., Ltd.................   6,400     512,186
    Taiyo Nippon Sanso Corp.................................  33,000     227,990
    Takashimaya Co., Ltd....................................  64,000     485,122
    Takata Corp.............................................   6,800     166,732
    Takeda Pharmaceutical Co., Ltd.......................... 127,500   5,563,476
    TDK Corp................................................  18,600     971,235
    TDK Corp. Sponsored ADR.................................   1,900      99,180
    Teijin, Ltd............................................. 170,000     571,691
    Terumo Corp.............................................  29,000   1,328,779
    THK Co., Ltd............................................  20,000     399,956
    Tobu Railway Co., Ltd................................... 119,000     605,708
    Toho Co., Ltd...........................................  18,200     326,215
   #Toho Gas Co., Ltd.......................................  63,000     380,135
   *Tohuku Electric Power Co., Inc..........................  58,700     615,487
    Tokai Rika Co., Ltd.....................................  18,100     337,151
    Tokio Marine Holdings, Inc.............................. 119,900   3,067,476
   #Tokio Marine Holdings, Inc. ADR.........................   4,182     106,097
    Tokyo Broadcasting System, Inc..........................  13,600     184,408
   *Tokyo Electric Power Co., Ltd........................... 186,900     466,600
   #Tokyo Electron, Ltd.....................................  26,600   1,474,068
    Tokyo Gas Co., Ltd...................................... 332,000   1,602,100
   *Tokyo Tatemono Co., Ltd.................................  86,000     317,560
    Tokyu Corp.............................................. 143,000     669,643
    Tokyu Land Corp......................................... 100,000     481,957
    TonenGeneral Sekiyu K.K.................................  37,000     346,077
    Toppan Printing Co., Ltd................................  98,000     663,758
    Toray Industries, Inc................................... 226,000   1,737,560
    Toshiba Corp............................................ 647,000   2,644,808
    Tosoh Corp..............................................  94,000     259,874
   #TOTO, Ltd...............................................  46,000     340,352
    Toyo Seikan Kaisha, Ltd.................................  25,100     334,003
    Toyo Suisan Kaisha, Ltd.................................  20,000     513,425
    Toyobo Co., Ltd.........................................  77,000     104,832
    Toyoda Gosei Co., Ltd...................................  17,800     362,797
   #Toyota Boshoku Corp.....................................   9,300     114,507
    Toyota Motor Corp....................................... 295,300  12,100,735
   #Toyota Motor Corp. Sponsored ADR........................  81,534   6,667,851

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CONTINUED


                                                             SHARES          VALUE++
                                                             -------       ------------
JAPAN -- (Continued)
    Toyota Tsusho Corp......................................  38,581       $    765,090
    Trend Micro, Inc........................................  13,800            418,636
    Trend Micro, Inc. Sponsored ADR.........................     777             23,714
   #TSUMURA & CO............................................   7,400            197,724
    Ube Industries, Ltd..................................... 164,000            419,407
    Uni-Charm Corp..........................................  18,300          1,023,729
    UNY Co., Ltd............................................  44,100            512,480
    Ushio, Inc..............................................  14,000            182,635
    USS Co., Ltd............................................   3,260            330,685
    Wacoal Corp.............................................  32,000            371,165
    West Japan Railway Co...................................  22,500            924,356
    Yahoo Japan Corp........................................   2,531            759,568
   #Yakult Honsha Co., Ltd..................................  13,700            504,664
    Yamada Denki Co., Ltd...................................  14,980            972,080
    Yamaguchi Financial Group, Inc..........................  48,000            412,295
    Yamaha Corp.............................................  30,200            292,785
    Yamaha Motor Co., Ltd...................................  40,200            536,935
    Yamato Holdings Co., Ltd................................  73,700          1,136,343
    Yamato Kogyo Co., Ltd...................................   7,600            216,259
    Yamazaki Baking Co., Ltd................................  24,000            354,912
    Yaskawa Electric Corp...................................  34,000            296,101
    Yokogawa Electric Corp..................................  27,000            259,164
    Yokohama Rubber Co., Ltd................................  44,000            321,642
    Zensho Co., Ltd.........................................   6,000             74,719
    Zeon Corp...............................................  27,000            235,283
                                                                           ------------
TOTAL JAPAN.................................................                369,109,539
                                                                           ------------
NETHERLANDS -- (1.9%).......................................
   *Aegon NV................................................ 340,888          1,585,667
    Akzo Nobel NV...........................................  43,066          2,309,656
   #Akzo Nobel NV Sponsored ADR.............................   5,988            107,365
    ArcelorMittal NV........................................ 144,959          2,518,214
    ArcelorMittal NV ADR....................................   5,700             98,781
   #ASML Holding NV.........................................  67,193          3,418,975
    Delta Lloyd NV..........................................  19,438            327,827
    Fugro NV................................................  11,112            812,322
    Heineken NV.............................................  41,178          2,253,803
    Imtech NV...............................................  10,738            303,650
   *ING Groep NV............................................ 336,144          2,371,448
  #*ING Groep NV Sponsored ADR.............................. 345,739          2,440,917
    Koninklijke Ahold NV.................................... 185,337          2,352,371
    Koninklijke Ahold NV ADR................................   8,320            106,080
    Koninklijke Boskalis Westminster NV.....................  12,064            440,676
    Koninklijke DSM NV......................................  29,569          1,696,811
   #Koninklijke KPN NV...................................... 240,138          2,155,925
    Koninklijke Philips Electronics NV...................... 181,315          3,608,243
   #Koninklijke Vopak NV....................................  12,727            820,833
   Randstad Holdings NV.....................................  23,691            820,743
   #Reed Elsevier NV........................................  68,464            807,938
   #Reed Elsevier NV ADR....................................  22,835            538,221
    SBM Offshore NV.........................................  28,410            517,149
    TNT Express NV..........................................  56,539            686,738
    Unilever NV............................................. 266,590          9,131,834
    Wolters Kluwer NV.......................................  50,272            869,070
                                                                           ------------
TOTAL NETHERLANDS...........................................                 43,101,257
                                                                           ------------
NEW ZEALAND -- (0.1%).......................................
    Auckland International Airport, Ltd..................... 151,567            313,086
   *Chorus, Ltd.............................................  55,215            154,190
    Contact Energy, Ltd.....................................  58,419            231,391
    Fletcher Building, Ltd.................................. 102,428            522,547

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
                                                             SHARES    VALUE++
                                                             ------- -----------
NEW ZEALAND -- (Continued)
    Sky Network Television, Ltd.............................  23,000 $   102,508
    SKYCITY Entertainment Group, Ltd........................  28,225      88,572
   #Telecom Corp. of New Zealand, Ltd....................... 276,078     593,552
    TrustPower, Ltd.........................................  19,662     118,240
                                                                     -----------
TOTAL NEW ZEALAND...........................................           2,124,086
                                                                     -----------
NORWAY -- (0.9%)............................................
    Aker ASA Series A.......................................   4,790     156,650
    Aker Kvaerner ASA.......................................  23,335     397,401
   *Algeta ASA..............................................     364       8,609
   *Archer, Ltd.............................................  31,266      65,393
    BW Offshore, Ltd........................................  49,873      69,276
    Cermaq ASA..............................................   3,001      41,009
   *Det Norske Oljeselskap ASA..............................   9,362     134,724
   #DNB ASA................................................. 183,897   1,982,116
   *DNO International ASA...................................  83,791     133,053
    Fred Olsen Energy ASA...................................   5,500     228,473
    Golar LNG, Ltd..........................................   6,906     255,338
    Kongsberg Gruppen ASA...................................   6,143     118,611
    Marine Harvest ASA...................................... 427,823     219,573
    Norsk Hydro ASA......................................... 166,285     810,842
    Norsk Hydro ASA Sponsored ADR...........................  11,200      54,208
    Orkla ASA............................................... 159,257   1,169,666
   *Petroleum Geo-Services ASA..............................  38,970     589,529
    Prosafe ASA.............................................  36,219     282,968
    Schibsted ASA...........................................  11,244     429,267
    SeaDrill, Ltd...........................................  52,792   2,046,853
   *Statoil Fuel & Retail ASA...............................  22,782     204,146
    StatoilHydro ASA........................................ 143,135   3,840,654
    StatoilHydro ASA Sponsored ADR..........................  45,656   1,228,603
    Stolt-Nielsen, Ltd......................................     900      16,092
    Storebrand ASA..........................................  68,875     309,627
   *Subsea 7 SA.............................................  55,126   1,427,706
    Telenor ASA............................................. 132,891   2,442,724
    TGS Nopec Geophysical Co. ASA...........................  13,072     379,514
    Yara International ASA..................................  33,916   1,662,566
                                                                     -----------
TOTAL NORWAY................................................          20,705,191
                                                                     -----------
PORTUGAL -- (0.2%)..........................................
   #Banco Espirito Santo SA................................. 120,947     102,458
   *Banco Espirito Santo SA I-12 Shares..................... 211,652     179,304
  #*Brisa SA................................................  29,578     103,627
    Cimpor Cimentos de Portugal SA..........................  29,674     217,077
   *EDP Renovaveis SA.......................................  35,708     152,187
    Energias de Portugal SA................................. 334,621     956,915
    Galp Energia SGPS SA Series B...........................  39,979     629,398
   *Jeronimo Martins SGPS SA................................  35,510     664,549
   *Portugal Telecom SA..................................... 117,230     630,828
   #Portugal Telecom SGPS SA Sponsored ADR..................  20,300     108,808
                                                                     -----------
TOTAL PORTUGAL..............................................           3,745,151
                                                                     -----------
SINGAPORE -- (1.4%).........................................
    Asia Pacific Breweries, Ltd.............................  14,000     381,875
   *Biosensors International Group, Ltd..................... 152,000     163,535
    CapitaLand, Ltd......................................... 444,750   1,051,246
    CapitaMalls Asia, Ltd................................... 192,000     237,980
    City Developments, Ltd..................................  86,000     702,536
    ComfortDelGro Corp., Ltd................................ 215,000     265,415
    Cosco Corp Singapore, Ltd............................... 132,000     109,764
    DBS Group Holdings, Ltd................................. 322,578   3,623,953

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CONTINUED


                                                               SHARES     VALUE++
                                                              --------- -----------
SINGAPORE -- (Continued)
    Fraser & Neave, Ltd......................................   163,500 $   927,894
  #*Genting Singapore P.L.C..................................   982,000   1,368,292
    Golden Agri-Resources, Ltd............................... 1,383,000     818,654
    Great Eastern Holdings, Ltd..............................     5,000      54,386
    GuocoLand, Ltd...........................................    69,000      96,995
    Hongkong Land Holdings, Ltd..............................   162,000   1,002,948
   *Indofood Agri Resources, Ltd.............................    84,000      96,263
    Jardine Cycle & Carriage, Ltd............................    15,339     582,644
    Keppel Corp., Ltd........................................   227,600   2,024,441
   *Keppel Land, Ltd.........................................   141,000     358,988
    M1, Ltd..................................................    11,000      21,652
    Neptune Orient Lines, Ltd................................   153,000     151,981
   *Noble Group, Ltd.........................................   624,000     592,247
    Olam International, Ltd..................................   247,054     450,799
    Oversea-Chinese Banking Corp., Ltd.......................   427,380   3,086,320
  #*Overseas Union Enterprise, Ltd...........................    44,000      83,389
    Sakari Resources, Ltd....................................    98,000     155,034
    SATS, Ltd................................................   120,736     254,190
    SembCorp Industries, Ltd.................................   162,320     659,329
   #SembCorp Marine, Ltd.....................................   108,000     441,903
    SIA Engineering Co., Ltd.................................     2,000       6,356
    Singapore Airlines, Ltd..................................   103,400     891,894
    Singapore Exchange, Ltd..................................   118,000     636,196
    Singapore Land, Ltd......................................     4,000      19,182
    Singapore Post, Ltd......................................    99,000      81,159
    Singapore Press Holdings, Ltd............................   251,000     804,172
    Singapore Technologies Engineering, Ltd..................   245,000     594,975
    Singapore Telecommunications, Ltd........................ 1,252,650   3,151,005
    SMRT Corp., Ltd..........................................    59,000      79,994
    StarHub, Ltd.............................................   110,000     283,316
    United Industrial Corp., Ltd.............................    96,000     214,714
    United Overseas Bank, Ltd................................   203,941   3,164,224
    UOL Group, Ltd...........................................    86,000     313,414
    Venture Corp., Ltd.......................................    48,000     332,477
    Wilmar International, Ltd................................   309,000   1,209,826
                                                                        -----------
TOTAL SINGAPORE..............................................            31,547,557
                                                                        -----------
SPAIN -- (2.0%)..............................................
    Abertis Infraestructuras SA..............................    68,476   1,060,646
    Acciona SA...............................................     5,143     316,750
    Acerinox SA..............................................    22,488     274,540
    Actividades de Construccion y Servicios SA...............    23,826     438,253
    Amadeus IT Holding SA....................................    52,835   1,081,630
    Banco Bilbao Vizcaya Argentaria SA.......................   329,992   2,233,066
   *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...........     7,021      47,453
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.........   519,158   3,504,316
    Banco de Sabadell SA.....................................   331,670     785,256
  #*Banco Espanol de Credito SA..............................     9,662      36,345
    Banco Popular Espanol SA.................................   208,361     666,319
    Banco Santander SA.......................................   677,933   4,256,478
   *Banco Santander SA I-12 Shares...........................    28,247     176,483
    Banco Santander SA Sponsored ADR.........................   884,386   5,598,163
   #Bankinter SA.............................................    38,692     172,607
    CaixaBank SA.............................................   146,234     504,105
    Cintra Concesiones de Infraestructuras de Transporte SA..    66,476     741,284
   *Distribuidora Internacional de Alimentacion SA...........    86,808     416,786
    Ebro Foods SA............................................    16,772     296,736
    Enagas SA................................................    33,110     581,692
   #Fomento de Construcciones y Contratas SA.................     7,734     132,324
    Gas Natural SDG SA.......................................    67,366     939,061
   *Grifols SA...............................................    26,263     661,256

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
                                                             SHARES          VALUE++
                                                             -------       -----------
SPAIN -- (Continued)
    Iberdrola SA............................................ 704,772       $ 3,284,053
    Indra Sistemas SA.......................................  13,729           142,553
   #Industria de Diseno Textil SA...........................  36,027         3,247,259
    Mapfre SA............................................... 126,600           366,494
    Mediaset Espana Comunicacion SA.........................  31,341           142,666
    Obrascon Huarte Lain SA.................................     655            16,583
    Prosegur Cia de Seguridad SA............................   2,670           152,719
    Red Electrica Corporacion SA............................  18,651           811,999
    Repsol YPF SA...........................................  56,849         1,092,917
    Repsol YPF SA Sponsored ADR.............................  78,700         1,511,040
   #Sacyr Vallehermoso SA...................................  29,666            53,616
    Telefonica SA........................................... 281,519         4,110,944
   #Telefonica SA Sponsored ADR............................. 387,489         5,668,964
   #Zardoya Otis SA.........................................  21,440           262,891
                                                                           -----------
TOTAL SPAIN.................................................                45,786,247
                                                                           -----------
SWEDEN -- (2.4%)
   #Alfa Laval AB...........................................  53,510         1,067,386
   #Assa Abloy AB Series B..................................  56,140         1,634,035
    Atlas Copco AB Series A................................. 113,276         2,695,574
    Atlas Copco AB Series B.................................  67,672         1,421,130
    Boliden AB..............................................  69,604         1,119,292
    Electrolux AB Series B..................................  46,322         1,032,888
    Elekta AB Series B......................................  17,192           869,449
    Getinge AB Series B.....................................  33,640           901,434
   #Hennes & Mauritz AB Series B............................ 169,963         5,827,796
    Hexagon AB Series B.....................................  49,033           993,477
    Husqvarna AB Series A...................................  12,600            72,458
    Husqvarna AB Series B................................... 114,911           661,625
   *Lundin Petroleum AB.....................................  36,534           727,219
    Meda AB Series A........................................  49,832           492,809
    Millicom International Cellular SA SDR..................  11,079         1,172,610
    Modern Times Group AB Series B..........................   8,037           391,305
    Nordea Bank AB.......................................... 474,781         4,202,008
    Ratos AB Series B.......................................  34,998           409,628
    Sandvik AB.............................................. 168,747         2,667,908
    Scania AB Series B......................................  52,060         1,063,846
    Securitas AB Series B...................................  62,069           568,431
    Skandinaviska Enskilda Banken AB Series A............... 282,569         1,903,831
    Skanska AB Series B.....................................  71,219         1,159,846
    SKF AB Series B.........................................  66,842         1,583,614
    SSAB AB Series A........................................  34,790           354,678
    SSAB AB Series B........................................  10,905            96,336
    Svenska Cellulosa AB Series A...........................   5,862            93,032
    Svenska Cellulosa AB Series B........................... 116,858         1,852,519
    Svenska Handelsbanken AB Series A.......................  87,963         2,847,219
   #Swedbank AB Series A.................................... 149,487         2,467,675
   #Swedish Match AB........................................  30,700         1,250,599
    Tele2 AB Series B.......................................  54,772         1,041,935
   *Telefonaktiebolaget LM Ericsson AB Series A.............  13,219           130,572
  #*Telefonaktiebolaget LM Ericsson AB Series B............. 474,727         4,706,189
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR........  46,000           459,770
    TeliaSonera AB.......................................... 367,484         2,447,451
    Trelleborg AB Series B..................................   4,326            49,603
    Volvo AB Series A.......................................  59,950           830,601
    Volvo AB Series B....................................... 216,776         3,008,465
    Volvo AB Sponsored ADR..................................  14,500           199,810
                                                                           -----------
TOTAL SWEDEN................................................                56,476,053
                                                                           -----------
SWITZERLAND -- (6.1%)
    ABB, Ltd................................................ 171,871         3,131,985

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CONTINUED



                                                             SHARES    VALUE++
                                                             ------- ------------
SWITZERLAND -- (Continued)
    ABB, Ltd. Sponsored ADR................................. 182,000 $  3,434,340
    Actelion, Ltd...........................................  19,646      831,968
    Adecco SA...............................................  23,741    1,158,165
   #Alpiq Holding AG........................................     365       65,338
    Aryzta AG...............................................  18,118      912,649
    Baloise Holding AG......................................  10,851      840,346
    Banque Cantonale Vaudoise AG............................     494      279,603
    Barry Callebaut AG......................................     267      257,041
  #*Basler Kantonalbank AG..................................   1,000      124,913
   *Clariant AG.............................................  50,743      646,019
    Compagnie Financiere Richemont SA Series A..............  83,763    5,184,819
    Credit Suisse Group AG.................................. 140,034    3,349,461
   #Credit Suisse Group AG Sponsored ADR....................  63,337    1,476,385
    EMS-Chemie Holding AG...................................   1,273      250,551
   #Galenica Holding AG.....................................     783      534,365
    Geberit AG..............................................   5,738    1,213,218
    Givaudan SA.............................................   1,397    1,356,186
    Holcim, Ltd.............................................  50,411    3,144,245
    Julius Baer Group, Ltd..................................  44,519    1,706,485
    Kuehne & Nagel International AG.........................   8,611    1,047,136
    Lindt & Spruengli AG....................................      16      626,646
    Lonza Group AG..........................................   8,012      361,512
    Nestle SA............................................... 518,109   31,754,526
    Novartis AG............................................. 245,458   13,553,271
    Novartis AG ADR......................................... 147,100    8,115,507
    Partners Group Holding AG...............................   1,824      347,136
   *PSP Swiss Property AG...................................   2,517      226,191
    Roche Holding AG Bearer.................................   3,835      735,470
    Roche Holding AG Genusschein............................ 110,635   20,219,714
    Schindler Holding AG....................................   2,881      367,937
    SGS SA..................................................     882    1,705,155
    Sika AG.................................................     339      719,079
    Sonova Holding AG.......................................   9,165    1,012,919
    Sulzer AG...............................................   4,079      587,455
    Swatch Group AG (7184725)...............................   5,036    2,326,672
    Swatch Group AG (7184736)...............................   6,604      527,914
    Swiss Life Holding AG...................................   6,076      621,500
   *Swiss Re, Ltd...........................................  67,469    4,236,586
   #Swisscom AG.............................................   3,867    1,440,125
    Syngenta AG.............................................   7,571    2,654,973
    Syngenta AG ADR.........................................  37,300    2,612,119
    Synthes, Inc............................................   9,247    1,594,810
   *UBS AG.................................................. 612,736    7,651,964
   *UBS AG ADR..............................................  33,538      414,865
    Zurich Insurance Group AG...............................  26,049    6,382,081
                                                                     ------------
TOTAL SWITZERLAND...........................................          141,741,345
                                                                     ------------
UNITED KINGDOM -- (17.1%)...................................
    Aberdeen Asset Management P.L.C......................... 126,817      581,821
    Admiral Group P.L.C.....................................  28,375      557,800
    Aggreko P.L.C...........................................  42,757    1,562,768
    Amec P.L.C..............................................  56,427    1,042,036
    Anglo American P.L.C.................................... 234,651    9,068,045
    Antofagasta P.L.C.......................................  67,507    1,335,200
    ARM Holdings P.L.C...................................... 157,970    1,336,622
    ARM Holdings P.L.C. Sponsored ADR.......................  18,300      463,539
    Ashmore Group P.L.C.....................................  41,357      256,860
    Associated British Foods P.L.C..........................  63,843    1,263,445
    AstraZeneca P.L.C....................................... 135,055    5,918,308
   #AstraZeneca P.L.C. Sponsored ADR........................  80,200    3,520,780
    Aviva P.L.C............................................. 560,062    2,803,108

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CONTINUED


                                                              SHARES     VALUE++
                                                             --------- -----------
UNITED KINGDOM -- (Continued)
    Babcock International Group P.L.C.......................    60,337 $   814,374
    BAE Systems P.L.C.......................................   596,287   2,857,550
    Balfour Beatty P.L.C....................................    42,765     181,223
    Barclays P.L.C..........................................   599,553   2,122,629
    Barclays P.L.C. Sponsored ADR...........................   365,409   5,203,424
    BG Group P.L.C..........................................   495,973  11,702,594
   #BG Group P.L.C. Sponsored ADR...........................    62,500   1,473,125
    BHP Billiton P.L.C......................................   119,768   3,855,561
   #BHP Billiton P.L.C. ADR.................................   113,263   7,289,607
    BP P.L.C................................................   589,796   4,260,752
    BP P.L.C. Sponsored ADR.................................   517,641  22,470,796
    British American Tobacco P.L.C..........................   282,921  14,510,905
   #British American Tobacco P.L.C. Sponsored ADR...........    19,052   1,960,832
    British Sky Broadcasting Group P.L.C....................   167,965   1,848,477
    British Sky Broadcasting Group P.L.C. Sponsored ADR.....       647      28,586
    BT Group P.L.C..........................................   903,004   3,088,683
   #BT Group P.L.C. Sponsored ADR...........................    36,202   1,240,281
    Bunzl P.L.C.............................................    61,814   1,027,049
    Burberry Group P.L.C....................................    63,841   1,538,844
   *Cairn Energy P.L.C......................................    99,844     559,428
    Capita P.L.C............................................    88,795     956,327
    Carnival P.L.C..........................................    30,258     982,835
    Carnival P.L.C. ADR.....................................    10,700     347,964
    Centrica P.L.C..........................................   726,231   3,613,378
    Cobham P.L.C............................................    26,217      96,399
    Compass Group P.L.C.....................................   318,192   3,326,475
    Croda International P.L.C...............................    19,801     717,168
    Diageo P.L.C............................................   170,531   4,301,356
    Diageo P.L.C. Sponsored ADR.............................    63,791   6,450,546
   *Essar Energy P.L.C......................................    36,918      88,005
    Eurasian Natural Resources Corp. P.L.C..................    52,797     481,283
   *Evraz P.L.C.............................................    51,040     306,549
    Experian P.L.C..........................................   162,296   2,563,346
    Ferrexpo P.L.C..........................................     3,692      17,561
    Fresnillo P.L.C.........................................    28,370     722,846
    G4S P.L.C...............................................   246,390   1,117,875
    GKN P.L.C...............................................   277,462     917,698
    GlaxoSmithKline P.L.C...................................   513,282  11,857,598
    GlaxoSmithKline P.L.C. Sponsored ADR....................   154,591   7,146,742
    Hargreaves Lansdown P.L.C...............................    29,147     249,037
    HSBC Holdings P.L.C..................................... 1,512,952  13,657,702
   #HSBC Holdings P.L.C. Sponsored ADR......................   339,416  15,331,421
    ICAP P.L.C..............................................   101,460     625,380
    IMI P.L.C...............................................    43,908     705,335
    Imperial Tobacco Group P.L.C............................   132,008   5,279,066
    Imperial Tobacco Group P.L.C. ADR.......................    19,700   1,576,197
    Informa P.L.C...........................................   111,055     747,435
   *Inmarsat P.L.C..........................................    21,207     151,327
    InterContinental Hotels Group P.L.C.....................    49,328   1,176,173
   *International Consolidated Airlines Group SA............   377,035   1,079,802
    International Power P.L.C...............................   204,552   1,383,684
    Intertek Group P.L.C....................................    28,651   1,169,789
    Invensys P.L.C..........................................    40,766     147,060
    Investec P.L.C..........................................   109,566     631,896
    ITV P.L.C...............................................   657,491     893,415
   *John Wood Group P.L.C...................................    72,050     914,923
    Johnson Matthey P.L.C...................................    36,932   1,386,851
    Kazakhmys P.L.C.........................................    39,377     552,743
    Kingfisher P.L.C........................................   483,986   2,282,461
    Legal & General Group P.L.C............................. 1,000,951   1,911,223
   *Lloyds Banking Group P.L.C.............................. 5,209,049   2,614,652

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CONTINUED



                                                              SHARES     VALUE++
                                                             --------- -----------
UNITED KINGDOM -- (Continued)
  #*Lloyds Banking Group P.L.C. Sponsored ADR...............   537,897 $ 1,054,278
    London Stock Exchange Group P.L.C.......................    31,436     555,026
    Lonmin P.L.C............................................    14,877     252,511
   *Man Group P.L.C.........................................   323,056     542,737
    Marks & Spencer Group P.L.C.............................   300,215   1,739,980
    Meggitt P.L.C...........................................   154,251   1,022,894
    Mondi P.L.C.............................................    69,707     648,166
    National Grid P.L.C.....................................   252,366   2,725,186
   #National Grid P.L.C. Sponsored ADR......................    48,919   2,646,029
    Next P.L.C..............................................    31,155   1,481,651
    Old Mutual P.L.C........................................   950,855   2,288,305
    Pearson P.L.C...........................................   111,104   2,092,735
    Pearson P.L.C. Sponsored ADR............................    39,300     744,342
    Pennon Group P.L.C......................................    63,747     761,134
    Petrofac, Ltd...........................................    43,350   1,224,176
    Prudential P.L.C........................................   309,134   3,788,723
    Prudential P.L.C. ADR...................................    62,200   1,524,522
    Randgold Resources, Ltd.................................    14,107   1,252,158
    Reckitt Benckiser Group P.L.C...........................   101,993   5,937,364
    Reed Elsevier P.L.C.....................................   119,988     992,909
   #Reed Elsevier P.L.C. ADR................................    20,755     685,953
    Resolution, Ltd.........................................   311,851   1,132,864
    Rexam P.L.C.............................................   192,669   1,344,926
    Rio Tinto P.L.C.........................................   150,148   8,416,525
   #Rio Tinto P.L.C. Sponsored ADR..........................    94,175   5,280,392
   *Rolls-Royce Holdings P.L.C..............................   310,447   4,150,816
   *Royal Bank of Scotland Group P.L.C...................... 3,012,000   1,188,252
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.......    13,427     106,342
    Royal Dutch Shell P.L.C. ADR............................   267,024  19,588,881
    Royal Dutch Shell P.L.C. Series A.......................    43,726   1,559,520
    Royal Dutch Shell P.L.C. Series A.......................     2,621      93,481
    Royal Dutch Shell P.L.C. Series B.......................    36,030   1,318,503
    RSA Insurance Group P.L.C...............................   779,319   1,328,803
    SABmiller P.L.C.........................................   159,746   6,713,889
    Sage Group P.L.C........................................   274,667   1,276,125
    Sainsbury (J.) P.L.C....................................   250,137   1,250,420
    Schroders P.L.C.........................................    18,739     431,294
    Schroders P.L.C. Non-Voting.............................     9,996     182,637
    Serco Group P.L.C.......................................    84,801     747,265
    Severn Trent P.L.C......................................    37,231   1,021,031
    Shire P.L.C.............................................    40,423   1,317,494
    Shire P.L.C. ADR........................................    18,687   1,823,104
    Smith & Nephew P.L.C....................................   125,916   1,239,415
    Smith & Nephew P.L.C. Sponsored ADR.....................     7,000     344,960
    Smiths Group P.L.C......................................    69,865   1,213,536
    SSE P.L.C...............................................   162,970   3,494,637
    Standard Chartered P.L.C................................   430,925  10,534,257
    Standard Life P.L.C.....................................   447,595   1,624,325
    Tate & Lyle P.L.C.......................................    82,806     928,194
    Tesco P.L.C............................................. 1,379,841   7,109,883
    Travis Perkins P.L.C....................................    20,569     350,924
    Tullow Oil P.L.C........................................   139,440   3,478,824
    Unilever P.L.C..........................................    85,329   2,915,011
   #Unilever P.L.C. Sponsored ADR...........................   127,465   4,374,599
    United Utilities Group P.L.C............................   103,320   1,036,720
    United Utilities Group P.L.C. ADR.......................     5,177     104,524
    Vedanta Resources P.L.C.................................    26,516     525,542
    Vodafone Group P.L.C.................................... 3,189,133   8,827,408
    Vodafone Group P.L.C. Sponsored ADR.....................   680,782  18,946,163
    Weir Group P.L.C. (The).................................    39,918   1,104,999
    Whitbread P.L.C.........................................    33,740   1,055,508

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CONTINUED


                                                                                              SHARES        VALUE++
                                                                                            ------------ --------------
UNITED KINGDOM -- (Continued)
   William Morrison Supermarkets P.L.C.....................................................      404,792 $    1,843,734
   Wolseley P.L.C..........................................................................       48,600      1,850,282
   Wolseley P.L.C. ADR.....................................................................       19,300         72,954
   WPP P.L.C...............................................................................      193,811      2,624,392
   WPP P.L.C. Sponsored ADR................................................................       15,840      1,074,269
   Xstrata P.L.C...........................................................................      353,374      6,786,735
                                                                                                         --------------
TOTAL UNITED KINGDOM.......................................................................                 395,919,713
                                                                                                         --------------
TOTAL COMMON STOCKS........................................................................               1,939,154,982
                                                                                                         --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Porsche Automobil Holding SE............................................................       19,267      1,177,119
                                                                                                         --------------
UNITED KINGDOM -- (0.0%)
   *Rolls-Royce Holdings P.L.C.............................................................   32,907,382         53,405
                                                                                                         --------------
TOTAL PREFERRED STOCKS.....................................................................                   1,230,524
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Umicore SA STRIP VVPR..................................................................          275              4
                                                                                                         --------------
FRANCE -- (0.0%)
   *GDF Suez SA STRIP VVPR.................................................................       11,445             15
                                                                                                         --------------
NORWAY -- (0.0%)
   *IGE Resources AB Rights 03/30/12.......................................................        1,655              3
                                                                                                         --------------
SPAIN -- (0.0%)
   *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12.....................................            5              1
   *Banco Santander SA Rights 04/27/12.....................................................            5              1
                                                                                                         --------------
TOTAL SPAIN................................................................................                           2
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS......................................................................                          24
                                                                                                         --------------
                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT        VALUE+
                                                                                            ------------ --------------
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S) @ DFA Short Term Investment Fund.......................................................  374,000,000    374,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralized
     by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $835,721) to
     be repurchased at $819,339............................................................ $        819        819,334
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL........................................................                 374,819,334
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,173,606,545).....................................................................              $2,315,204,864
                                                                                                         ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES         VALUE++
                                                             ---------     -----------
COMMON STOCKS -- (84.8%)
AUSTRALIA -- (6.0%)
 #*ABM Resources NL.........................................   684,899     $    32,542
  *Acer Energy, Ltd.........................................    76,673          15,898
  *Acrux, Ltd...............................................    99,878         414,677
   Adelaide Brighton, Ltd...................................   612,451       1,935,243
   Aditya Birla Minerals, Ltd...............................   166,629         112,782
  *AED Oil, Ltd.............................................   237,059              --
   AGL Energy, Ltd..........................................    91,835       1,429,070
  *AJ Lucas Group, Ltd......................................    37,498          42,197
  #Alesco Corp., Ltd........................................   121,848         176,588
 #*Alkane Resources, Ltd. (6014027).........................   216,314         301,170
  *Alkane Resources, Ltd. (60140RR).........................     9,958          14,007
   Alumina, Ltd............................................. 1,323,916       1,581,362
   Alumina, Ltd. Sponsored ADR..............................   468,068       2,228,004
  *Amadeus Energy, Ltd......................................   234,309          54,822
   Amalgamated Holdings, Ltd................................    84,136         565,652
   Amcom Telecommunications, Ltd............................   173,190         199,934
   Amcor, Ltd...............................................   668,296       5,215,986
   Amcor, Ltd. Sponsored ADR................................    30,507         955,479
   AMP, Ltd................................................. 1,208,453       5,343,265
   Ansell, Ltd..............................................   118,397       1,822,728
  *Antares Energy, Ltd......................................   189,154          90,041
  #APA Group, Ltd...........................................   306,315       1,658,664
  #APN News & Media, Ltd....................................   561,800         490,555
  *Aquarius Platinum, Ltd...................................   299,539         666,669
 #*Aquila Resources, Ltd....................................    52,649         263,780
   ARB Corp., Ltd...........................................    40,854         405,219
  #Aristocrat Leisure, Ltd..................................   191,725         617,038
   Asciano Group, Ltd.......................................   612,974       3,000,004
   ASG Group, Ltd...........................................   122,020         112,063
  #ASX, Ltd.................................................   101,896       3,387,663
  *Atlantic, Ltd............................................    36,497          24,987
   Atlas Iron, Ltd..........................................   877,603       2,528,212
  *Aurora Oil & Gas, Ltd....................................   158,946         680,540
   Ausdrill, Ltd............................................   318,165       1,348,352
   Ausenco, Ltd.............................................   126,639         585,104
  #Austal, Ltd..............................................   103,566         211,588
  *Austbrokers Holdings, Ltd................................    26,915         179,708
   Austin Engineering, Ltd..................................    24,048         125,231
   Australia & New Zealand Banking Group, Ltd...............   803,552      19,906,589
  *Australian Agricultural Co., Ltd.........................   270,807         361,204
   Australian Infrastructure Fund...........................   527,032       1,218,775
   Australian Pharmaceutical Industries, Ltd................   476,014         195,329
   Australian Worldwide Exploration, Ltd....................   629,493       1,135,690
   Automotive Holdings Group NL.............................   231,412         603,498
  *Avexa, Ltd...............................................   345,190          10,073
   AVJennings, Ltd..........................................   143,047          54,520
  #Bank of Queensland, Ltd..................................   349,912       2,702,905
  *Bannerman Resources, Ltd.................................   166,691          33,557
  *BC Iron, Ltd.............................................    19,399          57,270
   Beach Energy, Ltd........................................ 1,649,318       2,389,977
  #Bendigo Bank, Ltd........................................   590,723       4,619,284
 #*Berkeley Resources, Ltd..................................    45,197          17,672
  #BHP Billiton, Ltd. Sponsored ADR.........................   154,878      11,507,435
  #Billabong International, Ltd.............................   282,600         770,955
  *Bionomics, Ltd...........................................    19,472           8,274
 #*Biota Holdings, Ltd......................................   244,448         215,362
  *Bisalloy Steel Group, Ltd................................     8,498          13,453
   Blackmores, Ltd..........................................     3,704         102,262

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
AUSTRALIA -- (Continued)
  *Blackthorn Resources, Ltd................................    16,209     $    25,189
  *BlueScope Steel, Ltd..................................... 3,596,353       1,466,968
   Boart Longyear, Ltd......................................   534,882       2,305,055
  *Boom Logistics, Ltd......................................   320,214          89,691
  #Boral, Ltd............................................... 1,026,128       4,013,147
   Bradken, Ltd.............................................   158,287       1,215,164
   Brambles, Ltd............................................   216,198       1,622,140
  *Bravura Solutions, Ltd...................................    48,054           7,197
   Breville Group, Ltd......................................    60,870         279,018
   Brickworks, Ltd..........................................    39,244         425,260
   BT Investment Management, Ltd............................    29,872          63,706
  *Buccaneer Energy, Ltd....................................    76,218           4,333
  *Buru Energy, Ltd.........................................     8,426          24,565
   Cabcharge Australia, Ltd.................................   138,822         922,520
  *Calliden Group, Ltd......................................    35,815           5,580
   Caltex Australia, Ltd....................................   135,291       1,927,454
   Campbell Brothers, Ltd...................................    27,955       1,983,632
  *Capral, Ltd..............................................    19,104           3,458
   Cardno, Ltd..............................................   125,514         913,052
 #*Carnarvon Petroleum, Ltd.................................   672,943          79,970
   carsales.com, Ltd........................................    93,300         556,194
  #Cash Converters International, Ltd.......................   314,772         191,486
  *Centrebet International, Ltd. Claim Units................    22,005              --
  *Ceramic Fuel Cells, Ltd..................................   215,128          21,685
  *Cerro Resources NL.......................................   173,154          16,482
 #*CGA Mining, Ltd..........................................     9,637          21,567
   Challenger, Ltd..........................................   491,725       2,027,142
  *ChemGenex Pharmaceuticals, Ltd...........................     6,842             178
 #*Citigold Corp., Ltd......................................   806,483          56,071
   Clarius Group, Ltd.......................................    29,108          12,699
  *Clean Seas Tuna, Ltd.....................................   115,907           5,179
  *Clinuvel Pharmaceuticals, Ltd............................    13,426          25,215
   Clough, Ltd..............................................   223,920         188,235
  *CMA Corp., Ltd...........................................     2,055             509
 #*Coal of Africa, Ltd......................................   400,214         351,787
   Coca-Cola Amatil, Ltd....................................    78,516       1,016,260
  #Cochlear, Ltd............................................    14,489         986,820
  *Cockatoo Coal, Ltd.......................................   973,718         272,726
   Codan, Ltd...............................................     4,156           6,277
  *Coffey International, Ltd................................   136,278          63,345
  #Commonwealth Bank of Australia NL........................   291,226      15,709,586
  *Compass Resources, Ltd...................................    18,720              --
   Computershare, Ltd.......................................    98,154         856,068
   Consolidated Media Holdings, Ltd.........................   108,971         373,571
  *Continental Coal, Ltd....................................   218,913          44,122
   Coventry Group, Ltd......................................    13,156          39,136
  #Credit Corp. Group, Ltd..................................    45,692         284,653
   Crown, Ltd...............................................   254,541       2,403,558
   CSG, Ltd.................................................    86,778          61,158
  #CSL, Ltd.................................................    71,853       2,736,198
   CSR, Ltd.................................................   657,498       1,189,061
  *Cudeco, Ltd..............................................   153,294         542,300
 #*Cue Energy Resources, Ltd................................   287,579          80,413
   Customers, Ltd...........................................    85,350         108,990
   Data#3, Ltd..............................................    31,620          36,749
  #David Jones, Ltd.........................................   628,917       1,619,354
   Decmil Group, Ltd........................................   161,286         496,609
  *Deep Yellow, Ltd.........................................   480,591          44,249
   Devine, Ltd..............................................   109,847          76,146
   Domino's Pizza Enterprises, Ltd..........................     4,917          50,343
  *Downer EDI, Ltd..........................................   583,073       2,176,662

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

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
AUSTRALIA -- (Continued)
  *Dragon Mining, Ltd.......................................    13,081     $   12,720
 #*Drillsearch Energy, Ltd..................................   211,540        308,972
   DUET Group...............................................   785,688      1,508,375
   DuluxGroup, Ltd..........................................   143,664        461,612
   DWS, Ltd.................................................    57,318         89,760
   Echo Entertainment Group, Ltd............................   946,801      4,410,485
 #*Elders, Ltd..............................................   974,226        242,050
   Emeco Holdings, Ltd......................................   712,988        768,180
 #*Energy Resources of Australia, Ltd.......................   172,152        286,474
 #*Energy World Corp., Ltd..................................   784,015        470,295
   Envestra, Ltd............................................   756,901        618,467
   Equity Trustees, Ltd.....................................     1,198         15,940
   eServGlobal, Ltd.........................................   105,415         32,215
  #Euroz, Ltd...............................................    64,770         89,569
  *Evolution Mining, Ltd....................................   277,518        505,044
 #*Fairfax Media, Ltd....................................... 2,879,521      2,054,844
   Fantastic Holdings, Ltd..................................       975          2,540
  *FAR, Ltd................................................. 1,268,630         57,513
   Finbar Group, Ltd........................................     2,330          2,305
   FKP Property Group, Ltd.................................. 1,143,904        600,965
   Fleetwood Corp., Ltd.....................................    58,236        791,487
  #Flight Centre, Ltd.......................................    50,380      1,102,217
  *Flinders Mines, Ltd...................................... 1,107,570        234,963
  *Focus Minerals, Ltd...................................... 5,154,034        251,989
  *Forest Enterprises Australia, Ltd........................   405,363             --
   Forge Group, Ltd.........................................    38,094        247,533
  #Fortescue Metals Group, Ltd..............................   134,648        782,219
  *Fox Resources, Ltd.......................................    21,243          1,746
  *Funtastic, Ltd...........................................    54,775         10,851
   G8 Education, Ltd........................................     4,668          4,618
  *Galaxy Resources, Ltd....................................    25,800         18,166
  *Gascoyne Resources, Ltd..................................     7,514          1,647
  *Geodynamics, Ltd.........................................    97,102         14,571
  *Gloucester Coal, Ltd.....................................   129,201      1,053,267
  *Gold Road Resources, Ltd.................................    18,218          4,142
   Goodman Fielder, Ltd..................................... 2,309,762      1,579,697
   GrainCorp, Ltd...........................................   240,243      2,300,158
   Grange Resources, Ltd....................................   460,396        284,331
 #*Great Southern, Ltd......................................   123,895             --
  *Gryphon Minerals, Ltd....................................   263,122        258,570
  #GUD Holdings, Ltd........................................   110,496        972,123
  *Gujarat NRE Coking Coal, Ltd.............................    46,225          8,628
 #*Gunns, Ltd............................................... 1,359,648        226,669
  #GWA Group, Ltd...........................................   271,335        553,951
  #Harvey Norman Holdings, Ltd..............................   774,967      1,624,959
  *Hastie Group, Ltd........................................    23,144          3,858
 #*Heron Resources, Ltd.....................................   146,270         23,799
   HFA Holdings, Ltd........................................   133,879        110,309
  *Highlands Pacific, Ltd...................................   367,553         62,628
  #Hills Holdings, Ltd......................................   255,144        291,787
 #*Horizon Oil, Ltd......................................... 1,209,726        411,471
  *Icon Energy, Ltd.........................................   357,233         96,121
  *IDT Australia, Ltd.......................................    16,841          5,140
   iiNet, Ltd...............................................   180,585        591,638
   Iluka Resources, Ltd.....................................   143,691      2,510,054
  #Imdex, Ltd...............................................   152,894        397,821
   IMF Australia, Ltd.......................................    66,357         99,394
   Incitec Pivot, Ltd....................................... 1,229,248      4,154,512
   Independence Group NL....................................   201,606        907,008
  *Indo Mines, Ltd..........................................    14,045          3,438
  *Indophil Resources NL....................................   410,447        171,216

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
AUSTRALIA -- (Continued)
   Industrea, Ltd...........................................   433,532     $   440,842
  *Infigen Energy, Ltd......................................   693,403         176,386
   Infomedia, Ltd...........................................    80,383          17,542
   Insurance Australia Group, Ltd........................... 1,664,805       6,106,501
 #*Integra Mining, Ltd......................................   850,821         456,467
   Integrated Research, Ltd.................................    22,833          15,705
  #Invocare, Ltd............................................    50,409         440,114
   IOOF Holdings, Ltd.......................................   248,977       1,606,696
   Iress Market Technology, Ltd.............................    51,253         358,312
   James Hardie Industries SE...............................   197,900       1,529,567
   James Hardie Industries SE Sponsored ADR.................     8,092         315,871
  #JB Hi-Fi, Ltd............................................    40,600         407,370
  *Kagara, Ltd..............................................   743,096          92,912
  *Kangaroo Resources, Ltd..................................   157,028          19,690
  *Kasbah Resources, Ltd....................................   105,147          30,285
  *KBL Mining, Ltd..........................................    17,847           2,965
  *Kimberley Rare Earths, Ltd...............................     1,586             140
  #Kingsgate Consolidated, Ltd..............................   160,243       1,028,122
  *Kingsrose Mining, Ltd....................................    71,175          87,121
  *Lednium, Ltd.............................................    21,998           1,834
  #Leighton Holdings, Ltd...................................    31,484         671,220
   Lend Lease Group NL......................................   427,957       3,296,186
  *Linc Energy, Ltd.........................................   344,352         397,314
   Lycopodium, Ltd..........................................     6,626          49,551
  *M2 Telecommunications Group, Ltd.........................    53,929         174,972
  #MacMahon Holdings, Ltd...................................   969,103         701,679
 #*Macmin Silver, Ltd.......................................   103,559           6,430
  *Macquarie Atlas Roads Group NL...........................    52,909          90,722
   Macquarie Group, Ltd.....................................   284,781       8,583,437
  *Marion Energy, Ltd.......................................   119,950             750
   Matrix Composites & Engineering, Ltd.....................    24,634          78,284
   MaxiTRANS Industries, Ltd................................    98,645          52,363
   McMillan Shakespeare, Ltd................................    30,386         347,123
   McPherson's, Ltd.........................................    54,641         110,115
   Medusa Mining, Ltd.......................................    56,261         334,393
   Melbourne IT, Ltd........................................    87,065         168,908
  #Mermaid Marine Australia, Ltd............................   228,536         760,428
  *Mesoblast, Ltd...........................................     7,697          60,085
  *Metals X, Ltd............................................   522,805         114,095
   Metcash, Ltd.............................................   453,651       1,866,482
  *Metgasco, Ltd............................................   212,887          72,548
  *MetroCoal, Ltd...........................................     7,570           3,107
  *MHM Metals, Ltd..........................................    39,181          24,099
  *Miclyn Express Offshore, Ltd.............................    16,178          34,884
   Mincor Resources NL......................................   249,188         180,178
  *Minemakers, Ltd..........................................     4,338           1,012
  *Mineral Deposits, Ltd....................................    95,168         592,118
   Mineral Resources, Ltd...................................    68,905         851,211
  *Mirabela Nickel, Ltd.....................................   423,176         213,690
  *Molopo Energy, Ltd.......................................   138,688          98,049
  *Moly Mines, Ltd..........................................    77,349          16,063
  #Monadelphous Group, Ltd..................................    27,245         655,443
   Mortgage Choice, Ltd.....................................    83,356         116,279
  #Mount Gibson Iron, Ltd...................................   686,286         783,838
 #*Murchison Metals, Ltd....................................   906,153         439,959
   Myer Holdings, Ltd.......................................   766,073       1,867,561
  *Nanosonics, Ltd..........................................    11,184           5,908
  #National Australia Bank, Ltd.............................   935,297      24,447,996
 #*Navigator Resources, Ltd.................................   295,731           2,746
   Navitas, Ltd.............................................   116,724         477,357
  *Neptune Marine Services, Ltd.............................   361,784          11,301

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
AUSTRALIA -- (Continued)
  #New Hope Corp., Ltd......................................   332,992     $ 1,690,041
  *Newcrest Mining, Ltd.....................................   220,054       5,996,482
  *Nexbis, Ltd..............................................   425,000          39,554
  *Nexus Energy, Ltd........................................ 1,261,311         272,041
   NIB Holdings, Ltd........................................   344,898         588,052
 #*Nido Petroleum, Ltd...................................... 1,055,002          50,855
   Norfolk Group, Ltd.......................................    80,631         104,874
  *Northern Iron, Ltd.......................................    38,814          41,072
  *Northern Star Resources, Ltd.............................    95,046          86,047
  *Norton Gold Fields, Ltd..................................   316,411          75,734
  *Novogen, Ltd. Sponsored ADR..............................       243             583
   NRW Holdings, Ltd........................................   206,519         871,896
   Nufarm, Ltd..............................................   256,877       1,307,419
   Oakton, Ltd..............................................    46,008          62,142
   Oil Search, Ltd..........................................   346,971       2,633,987
  *OM Holdings, Ltd.........................................    26,600          13,360
   OneSteel, Ltd............................................ 2,033,655       2,724,745
  *OPUS Group, Ltd..........................................    13,660          10,675
  #Orica, Ltd...............................................   111,791       3,111,098
   Origin Energy, Ltd.......................................   874,511      12,014,849
   OrotonGroup, Ltd.........................................     6,048          53,306
  *Otto Energy, Ltd.........................................   168,000          19,158
   OZ Minerals, Ltd.........................................   422,934       4,072,247
   Pacific Brands, Ltd...................................... 1,386,628         884,598
 #*Paladin Energy, Ltd...................................... 1,102,869       1,807,502
  *Pan Pacific Petroleum NL.................................    29,389           4,731
  *PanAust, Ltd.............................................   286,884         961,576
  #Panoramic Resources, Ltd.................................   254,665         285,241
  *PaperlinX, Ltd...........................................   745,156          76,613
  *Papillon Resources, Ltd..................................     2,927           3,586
   Patties Foods, Ltd.......................................     5,122           9,172
   Peet, Ltd................................................   160,385         140,898
 #*Perilya, Ltd.............................................   285,584         114,873
  #Perpetual Trustees Australia, Ltd........................    37,577         991,284
  *Petsec Energy, Ltd.......................................    48,701           8,065
 #*Pharmaxis, Ltd...........................................   199,846         274,975
  *Photon Group, Ltd........................................ 1,058,870          52,937
   Platinum Asset Mangement, Ltd............................    69,002         314,278
 #*Platinum Australia, Ltd..................................   400,751          51,197
  *Pluton Resources, Ltd....................................   121,600          32,405
   PMP, Ltd.................................................   379,844         207,807
  *Po Valley Energy, Ltd....................................    16,224           5,308
   Premier Investments, Ltd.................................    73,797         411,003
   Primary Health Care, Ltd.................................   569,806       1,673,520
  *Prime Aet&D Holdings No.1, Ltd...........................        26              --
   Prime Media Group, Ltd...................................    87,075          62,685
   PrimeAg, Ltd.............................................    26,025          29,881
   Programmed Maintenance Service, Ltd......................   138,350         368,168
  *Qantas Airways, Ltd......................................   848,129       1,437,740
   QBE Insurance Group, Ltd.................................   405,785       5,822,220
   QR National, Ltd.........................................   317,783       1,199,171
  *Ramelius Resources, Ltd..................................   400,885         319,479
   Ramsay Health Care, Ltd..................................    61,018       1,271,703
   RCR Tomlinson, Ltd.......................................    82,636         170,455
  #REA Group, Ltd...........................................    10,252         148,943
   Reckon, Ltd..............................................    26,821          63,094
  *Red 5, Ltd...............................................     3,682           6,866
  *Red Fork Energy, Ltd.....................................   131,980         148,564
   Redflex Holdings, Ltd....................................    49,622         103,813
   Reece Australia, Ltd.....................................    10,902         210,405
 #*Reed Resources, Ltd......................................   171,581          36,525

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

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
AUSTRALIA -- (Continued)
   Regional Express Holdings, Ltd...........................    17,416     $   18,630
  *Regis Resources, Ltd.....................................   110,695        484,202
   Reject Shop, Ltd. (The)..................................    13,602        167,837
  *Resolute Mining, Ltd.....................................   617,431      1,075,108
  *Resource & Investment NL.................................    81,566         28,136
  *Resource Generation, Ltd.................................   146,060         59,085
   Retail Food Group, Ltd...................................    47,515        134,283
  *Reverse Corp., Ltd.......................................     5,700            299
  *Rex Minerals, Ltd........................................    72,750         80,969
  *Rialto Energy, Ltd.......................................   583,315        232,703
   Ridley Corp., Ltd........................................   390,725        492,579
   Rio Tinto, Ltd...........................................   128,485      8,791,567
  *RiverCity Motorway Group, Ltd............................   133,238             --
  *Roc Oil Co., Ltd......................................... 1,000,464        413,914
   SAI Global, Ltd..........................................   192,288      1,048,735
  *Salinas Energy, Ltd......................................   333,754        144,098
  #Salmat, Ltd..............................................    68,805        158,610
 #*Samson Oil & Gas, Ltd....................................   456,014         44,999
 #*Samson Oil & Gas, Ltd. Sponsored ADR.....................    64,300        125,385
   Santos, Ltd..............................................   628,441      9,116,778
  *Saracen Mineral Holdings, Ltd............................   521,507        312,282
   Sedgman, Ltd.............................................    83,732        186,386
   Seek, Ltd................................................    69,070        510,814
   Select Harvests, Ltd.....................................    19,859         29,345
 #*Senex Energy, Ltd........................................   366,794        431,681
   Servcorp, Ltd............................................    31,948         98,090
   Service Stream, Ltd......................................   191,438         79,747
   Seven Group Holdings, Ltd................................   192,011      2,013,220
  #Seven West Media, Ltd....................................    76,832        236,262
   Sigma Pharmaceuticals, Ltd............................... 1,557,892      1,072,358
 #*Silex System, Ltd........................................    70,513        270,121
  *Silver Lake Resources, Ltd...............................   112,144        374,305
   Sims Metal Management, Ltd...............................   228,422      3,384,417
   Sims Metal Management, Ltd. Sponsored ADR................     3,500         51,450
  *Sino Strategic International, Ltd........................     9,056             --
   Sirtex Medical, Ltd......................................    10,536         70,578
   Skilled Group, Ltd.......................................   157,536        399,794
   Slater & Gordon, Ltd.....................................     9,519         16,868
  #SMS Management & Technology, Ltd.........................    43,427        273,164
   Sonic Healthcare, Ltd....................................   225,084      2,944,468
   Southern Cross Media Group, Ltd..........................   722,020      1,003,151
   SP Ausnet, Ltd...........................................   524,806        602,734
   SP Telemedia, Ltd........................................   428,098        805,730
   Spark Infrastructure Group, Ltd..........................   913,206      1,377,173
 #*Specialty Fashion Group, Ltd.............................    29,122         13,474
   Spotless Group, Ltd......................................   420,369      1,121,288
 #*St. Barbara, Ltd.........................................   493,723      1,170,205
  *Starpharma Holdings, Ltd.................................    96,088        185,060
  *Straits Resources, Ltd...................................   233,593        189,088
   Structural Systems, Ltd..................................    27,729         22,732
   STW Communications Group, Ltd............................   354,120        339,209
  #Suncorp Group, Ltd....................................... 1,023,740      8,632,512
  *Sundance Energy Australia, Ltd...........................   197,442        160,452
  *Sundance Resources, Ltd.................................. 1,191,078        580,370
  *Sunland Group, Ltd.......................................   144,886        115,406
   Super Retail Group, Ltd..................................   105,636        849,709
   Swick Mining Services, Ltd...............................   101,218         35,435
   Sydney Airport, Ltd......................................   108,242        327,175
   Symex Holdings, Ltd......................................    28,714          3,568
   TABCORP Holdings, Ltd....................................   894,417      2,667,940
  *Talent2 International, Ltd...............................    70,115         27,991

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     ------------
AUSTRALIA -- (Continued)
  *Tanami Gold NL...........................................    99,903     $     88,284
 #*Tap Oil, Ltd.............................................   383,218          317,109
   Tassal Group, Ltd........................................   107,949          166,143
   Tatts Group, Ltd......................................... 1,843,583        4,951,107
  #Technology One, Ltd......................................    79,299          101,198
   Telstra Corp., Ltd.......................................   281,830        1,039,103
   Telstra Corp., Ltd. ADR..................................    36,500          674,520
  #Ten Network Holdings, Ltd................................ 1,095,990          919,636
  *Terramin Australia, Ltd..................................    48,195            7,969
  *Texon Petroleum, Ltd.....................................    72,571           44,727
   TFS Corp., Ltd...........................................   173,051           90,747
   Thakral Holdings Group, Ltd..............................   342,986          268,031
   ThinkSmart, Ltd..........................................     2,737              856
   Thorn Group, Ltd.........................................   174,454          266,746
  #Toll Holdings, Ltd.......................................   778,867        4,720,816
  *Toro Energy, Ltd.........................................    33,302            2,661
   Tox Free Solutions, Ltd..................................   112,199          294,107
   Transfield Services, Ltd.................................   678,824        1,600,882
  *Transpacific Industries Group, Ltd....................... 1,316,438        1,152,608
   Transurban Group, Ltd....................................   242,803        1,482,571
   Treasury Wine Estates, Ltd...............................   147,278          658,028
  #Troy Resources, Ltd......................................    79,238          366,145
   Trust Co., Ltd. (The)....................................    22,237          121,622
   UGL, Ltd.................................................   189,424        2,567,447
  *Unity Mining, Ltd........................................   255,688           39,869
   UXC, Ltd.................................................   255,131          146,605
  *Venture Minerals, Ltd....................................    26,962           10,602
   Village Roadshow, Ltd....................................   112,631          379,738
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 3,195,173        1,324,056
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 3,195,173           16,646
  *Vision Eye Institute, Ltd................................    10,000            2,919
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.....    11,897           48,114
   Washington H. Soul Pattinson & Co., Ltd..................   171,363        2,465,690
   Watpac, Ltd..............................................   137,522          131,357
   WDS, Ltd.................................................    74,726           46,540
  #Webjet, Ltd..............................................    37,950          139,384
   Webster, Ltd.............................................    13,767            7,635
   Wesfarmers, Ltd..........................................   435,744       13,683,153
  #Western Areas NL.........................................    74,395          387,770
   Westpac Banking Corp.....................................   652,008       15,365,350
  #Westpac Banking Corp. Sponsored ADR......................    52,460        6,211,789
 #*White Energy Co., Ltd....................................    15,917            6,866
   Whitehaven Coal, Ltd.....................................   157,731          868,357
   WHK Group, Ltd...........................................   240,888          223,657
  #Wide Bay Australia, Ltd..................................    22,583          154,821
  *Willmott Forests, Ltd....................................    46,112               --
 #*Windimurra Vanadium, Ltd.................................    62,376               --
   Woodside Petroleum, Ltd..................................    71,488        2,585,250
   Woolworths, Ltd..........................................    78,113        2,106,221
   WorleyParsons, Ltd.......................................    28,811          843,623
   Wotif.com Holdings, Ltd..................................    51,871          237,431
  *YTC Resources, Ltd.......................................    16,667            6,792
                                                                           ------------
TOTAL AUSTRALIA.............................................                413,966,602
                                                                           ------------
AUSTRIA -- (0.4%)...........................................
   Agrana Beteiligungs AG...................................     3,273          367,935
   Andritz AG...............................................    26,662        1,396,682
  *A-TEC Industries AG......................................    19,046               --
   Atrium European Real Estate, Ltd.........................   103,308          503,688
  *Austria Technologie & Systemtechnik AG...................     8,499          107,982
   BWT AG...................................................     4,147           72,697

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
AUSTRIA -- (Continued)
 #*CA Immobilien Anlagen AG.................................    47,864     $   542,527
  *Constantia Packaging AG Escrow Shares....................    10,441              --
   Erste Group Bank AG......................................   130,755       3,015,095
  #EVN AG...................................................    23,443         304,964
  #Flughafen Wien AG........................................    10,035         446,985
   Frauenthal Holding AG....................................       198           2,779
  *Immofinanz Immobilien Anlagen AG.........................   526,316       1,852,998
  *Intercell AG.............................................    18,738          63,415
  *Kapsch TrafficCom AG.....................................     1,732         154,798
 #*Lenzing AG...............................................     4,942         510,467
  #Mayr-Melnhof Karton AG...................................     5,544         565,161
   Oberbank AG..............................................     2,295         144,613
   Oesterreichischen Post AG................................    24,206         858,605
  #OMV AG...................................................   124,530       4,212,436
  #Palfinger AG.............................................     5,059         123,255
  *Polytec Holding AG.......................................     7,638          70,759
   Raiffeisen Bank International AG.........................    69,603       2,315,963
  #RHI AG...................................................    11,381         300,157
   Rosenbauer International AG..............................     1,503          89,320
 #*S IMMO AG................................................    22,501         128,383
  *S&T System Integration & Technology Distribution AG......       164             478
   Schoeller-Bleckmann Oilfield Equipment AG................     7,442         664,172
 #*Semperit Holding AG......................................     5,319         229,120
   Strabag SE...............................................    39,798       1,065,294
   Telekom Austria AG.......................................    70,839         777,284
   Telekom Austria AG ADR...................................     4,200          91,560
   Uniqa Versicherungen AG..................................    35,466         612,564
   Verbund AG...............................................    14,787         414,391
   Vienna Insurance Group AG Wiener Versicherung Gruppe.....    40,301       1,641,100
   Voestalpine AG...........................................    70,202       2,286,920
  *Warimpex Finanz und Beteiligungs AG......................     7,537          10,428
  #Wienerberger AG..........................................   152,106       1,777,250
   Wolford AG...............................................     1,281          39,556
   Zumtobel AG..............................................    27,628         380,597
                                                                           -----------
TOTAL AUSTRIA...............................................                28,142,378
                                                                           -----------
BELGIUM -- (0.9%)...........................................
  *Ablynx NV................................................     7,524          29,155
   Ackermans & van Haaren NV................................    32,935       2,824,643
  #Ageas SA................................................. 3,100,088       5,649,069
  *Agfa-Gevaert NV..........................................   245,838         538,028
  #Anheuser-Busch InBev NV..................................    80,499       5,801,989
   Anheuser-Busch InBev NV Sponsored ADR....................    87,951       6,387,002
  *Arseus NV................................................    31,414         531,746
   Banque Nationale de Belgique SA..........................       240         699,116
   Barco NV.................................................    18,231       1,210,287
  #Bekaert NV...............................................    40,932       1,215,698
   Belgacom SA..............................................    36,369       1,033,429
   Colruyt SA...............................................    11,475         470,152
   Compagnie d'Entreprises SA...............................    10,173         586,884
   Compagnie Immobiliere de Belgique SA.....................     2,181          82,245
   Compagnie Maritime Belge SA..............................    18,649         434,209
  *Deceuninck NV............................................    89,484         134,983
   Delhaize Group SA........................................    21,298       1,036,603
   Delhaize Group SA Sponsored ADR..........................    62,138       3,026,742
  *Devgen NV................................................     5,605          36,387
 #*Dexia SA.................................................   675,365         170,502
   D'ieteren SA.............................................    26,027       1,149,118
   Duvel Moorgat SA.........................................       360          37,428
   Econocom Group SA........................................     4,815         109,810
   Elia System Operator SA..................................    26,420       1,130,022

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
BELGIUM -- (Continued)
  *Euronav SA...............................................  25,353     $   236,746
   EVS Broadcast Equipment SA...............................   6,532         327,416
   Exmar NV.................................................  42,234         326,911
  *Galapagos NV.............................................  31,337         478,687
   Hamon & Compagnie International SA.......................     743          15,872
   Image Recognition Integrated Systems (I.R.I.S.) SA.......     843          34,348
  *Ion Beam Applications SA.................................  19,234         125,868
   Jensen-Group NV..........................................   2,121          22,328
   KBC Groep NV............................................. 125,190       2,427,058
  *Kinepolis Group NV.......................................  11,934       1,111,735
   Lotus Bakeries NV........................................      24          15,762
   Melexis NV...............................................  10,752         189,458
  *Mobistar SA..............................................   8,610         326,018
   Nyrstar NV............................................... 182,217       1,496,965
  *Option NV................................................  88,995          39,843
  *RealDolmen NV............................................   1,807          41,914
   Recticel SA..............................................  28,985         228,324
   Rosier SA................................................      38          12,336
   Roularta Media Group NV..................................   4,380          92,547
  *SAPEC SA.................................................     190           9,405
   Sioen Industries NV......................................   4,626          32,294
   Sipef NV.................................................   8,562         789,779
   Solvay SA................................................  49,042       5,974,081
   Telenet Group Holding NV.................................  33,559       1,440,920
   Tessenderlo Chemie NV....................................  38,332       1,215,204
  *ThromboGenics NV.........................................  18,779         590,443
  *TiGenix NV...............................................  13,986          10,366
  #UCB SA...................................................  88,415       4,134,301
  #Umicore SA...............................................  53,168       2,887,217
  #Van de Velde NV..........................................   2,717         132,351
   VPK Packaging Group SA...................................   1,132          44,475
                                                                         -----------
TOTAL BELGIUM...............................................              59,136,219
                                                                         -----------
CANADA -- (9.6%)............................................
  *20-20 Technologies, Inc..................................     600           2,423
  *5N Plus, Inc.............................................  34,868         109,420
   Aastra Technologies, Ltd.................................  14,736         274,626
  *Absolute Software Corp...................................  52,868         356,432
  *Advantage Oil & Gas, Ltd................................. 311,993         979,074
   Aecon Group, Inc.........................................  80,882       1,093,874
 #*AEterna Zentaris, Inc....................................  30,466          19,430
   AG Growth International, Inc.............................  17,078         704,661
   AGF Management, Ltd. Class B............................. 148,256       2,048,585
   Agnico-Eagle Mines, Ltd..................................  77,305       3,087,974
   Agrium, Inc..............................................  88,292       7,777,669
  *Ainsworth Lumber Co., Ltd................................  64,174          81,204
  *Air Canada Class A.......................................  69,620          70,476
   Akita Drilling, Ltd. Class A.............................  11,400         116,556
  *Alacer Gold Corp.........................................  95,122         770,336
   Alamos Gold, Inc.........................................  55,200       1,010,291
  *AlarmForce Industries, Inc...............................   2,900          27,889
  *Alexco Resource Corp.....................................  25,900         164,653
  *Alexis Minerals Corp..................................... 149,031           5,280
   Algoma Central Corp......................................   1,186         140,769
   Algonquin Power & Utilities Corp......................... 184,240       1,184,313
   Alimentation Couche-Taro, Inc. Class B...................  69,300       3,006,028
   Alliance Grain Traders, Inc..............................  22,305         301,886
   AltaGas, Ltd.............................................  76,762       2,484,265
  *Alter NRG Corp...........................................   4,900           2,331
  *Alterra Power Corp....................................... 140,495          66,845
  *Altius Minerals Corp.....................................  19,600         238,886

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
                                                             SHARES        VALUE++
                                                             -------     -----------
CANADA -- (Continued)
   Amerigo Resources, Ltd................................... 153,100     $   125,536
  *Anderson Energy, Ltd..................................... 116,562          49,558
   Andrew Peller, Ltd. Class A..............................   2,000          20,367
  *Angle Energy, Inc........................................ 106,859         540,867
  *Antrim Energy, Inc....................................... 113,188          95,102
   ARC Resources, Ltd....................................... 145,788       3,001,800
  *Argonaut Gold, Inc....................................... 108,084         882,966
  *Armtec Infrastructure, Inc...............................   7,999          16,195
 #*Arsenal Energy, Inc...................................... 128,346          77,955
   Astral Media, Inc. Class A...............................  73,205       3,617,825
   Atco, Ltd. Class I.......................................  23,900       1,768,578
 #*Atna Resource, Ltd.......................................  54,386          67,718
  *Atrium Innovations, Inc..................................  36,836         419,129
  *ATS Automation Tooling System, Inc....................... 115,549       1,100,689
  *Aura Minerals, Inc....................................... 174,033         132,130
 #*AuRico Gold, Inc......................................... 345,281       3,173,712
  *Aurizon Mines, Ltd.......................................  94,600         511,377
   AutoCanada, Inc..........................................     992          10,645
   AvenEx Energy Corp.......................................  54,448         212,754
  *Avion Gold Corp.......................................... 214,908         217,551
  *AXIA NetMedia Corp.......................................  50,400          78,571
  *B2Gold Corp.............................................. 298,857       1,128,447
   Badger Daylighting, Ltd..................................     247           6,764
 #*Ballard Power Systems, Inc............................... 162,070         232,970
  #Bank of Montreal......................................... 266,573      15,832,199
  #Bank of Nova Scotia...................................... 264,875      14,693,678
 #*Bankers Petroleum, Ltd................................... 157,474         545,185
   Barrick Gold Corp........................................ 273,994      11,083,464
   Baytex Energy Corp.......................................  15,900         840,349
   BCE, Inc.................................................  54,916       2,224,769
   Bell Aliant, Inc......................................... 105,319       2,789,032
  *Bellatrix Exploration, Ltd............................... 200,553         850,652
  *BioExx Specialty Proteins, Ltd...........................  33,791           4,960
  *BioteQ Environmental Technologies, Inc...................   4,900             818
  *Birch Mountain Resources, Ltd............................   1,200              --
  *Birchcliff Energy, Ltd...................................  97,200         666,138
   Bird Construction, Inc...................................  18,554         275,535
   Black Diamond Group, Ltd.................................  31,697         654,572
 #*BlackPearl Resources, Inc................................ 252,562       1,135,168
   BMTC Group, Inc. Class A.................................   1,600          32,450
  *BNK Petroleum, Inc.......................................  47,495          59,137
   Bombardier, Inc. Class A.................................  25,790         110,172
  #Bombardier, Inc. Class B................................. 202,000         854,745
   Bonavista Energy Corp....................................  74,656       1,346,733
   Bonterra Energy Corp.....................................   6,100         306,590
  *Boralex, Inc. Class A....................................  27,789         227,859
  *Brick, Ltd. (The)........................................  11,800          40,255
  *Brigus Gold Corp......................................... 189,017         156,900
   Brookfield Asset Management, Inc. Class A................  63,400       2,092,261
  #Brookfield Properties Corp...............................  45,000         814,952
  *Brookfield Residential Properties, Inc...................   3,123          36,040
  *C&C Energia, Ltd.........................................   9,359          69,729
   CAE, Inc................................................. 198,315       2,168,145
  *Caledonia Mining Corp....................................  83,000           6,722
   Calfrac Well Services, Ltd...............................  42,229       1,158,481
   Calian Technologies, Ltd.................................   1,677          35,480
  *Calmena Energy Services, Inc............................. 102,654          25,979
  *Calvalley Petroleum, Inc. Class A........................  90,892         156,417
   Cameco Corp.............................................. 228,383       5,053,857
   Canaccord Financial, Inc. (B01R1T5)......................  99,852         788,425
  *Canaccord Financial, Inc. (B0BV8K7)......................  10,640          82,085

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
                                                             SHARES        VALUE++
                                                             -------     -----------
CANADA -- (Continued)
 #*Canacol Energy, Ltd......................................  33,908     $    26,430
   Canada Bread Co., Ltd....................................   7,900         379,865
   Canadian Energy Services & Technology Corp...............  14,895         175,209
   Canadian Helicopters Group, Inc..........................   5,198         177,117
  #Canadian Imperial Bank of Commerce.......................  88,245       6,657,792
   Canadian National Railway Co.............................  54,400       4,642,324
   Canadian National Resources, Ltd......................... 378,150      13,137,731
   Canadian Oil Sands, Ltd..................................  88,400       1,953,507
   Canadian Pacific Railway, Ltd............................  87,742       6,790,379
  #Canadian Tire Corp. Class A..............................  82,910       5,798,706
   Canadian Utilities, Ltd. Class A.........................  63,751       4,490,998
  #Canadian Western Bank....................................  93,651       2,719,894
   Canam Group, Inc. Class A................................  50,600         254,063
  *Candente Copper Corp.....................................   9,800           7,936
  *Canfor Corp.............................................. 132,839       1,454,996
   Canfor Pulp Products, Inc................................  48,259         597,955
  *Cangene Corp.............................................  35,800          59,434
  *Canickel Mining, Ltd.....................................  54,500           1,793
   CanWel Building Materials Group, Ltd.....................   9,500          24,138
   Canyon Services Group, Inc...............................  27,630         310,745
   Capital Power Corp.......................................  37,921         899,033
   Capstone Infrastructure Corp.............................  70,931         267,109
 #*Capstone Mining Corp..................................... 346,871       1,035,855
 #*Cardero Resource Corp....................................  42,958          39,138
  *Cardiome Pharma Corp.....................................  37,400          20,823
   Cascades, Inc............................................  93,665         402,024
 #*Cash Store Financial Services, Inc. (The)................   7,699          43,956
  *Catalyst Paper Corp...................................... 496,598             498
   Cathedral Energy Services, Ltd...........................  32,947         189,774
   CCL Industries, Inc. Class B.............................  37,400       1,433,380
  *CE Franklin, Ltd.........................................  13,700         125,926
  *Celestica, Inc........................................... 281,296       2,520,089
  *Celtic Exploration, Ltd..................................  62,500         916,131
   Cenovus Energy, Inc...................................... 160,717       5,832,570
   Centerra Gold, Inc.......................................  64,106         830,000
  *Cequence Energy, Ltd.....................................  92,986         146,842
 #*CGI Group, Inc. Class A.................................. 149,286       3,350,378
 #*China Gold International Resources Corp., Ltd............ 248,200       1,128,125
  *Chinook Energy, Inc......................................  26,878          36,187
   Churchill Corp. Class A (The)............................  18,403         264,723
   CI Financial Corp........................................  29,000         694,286
  *CIC Energy Corp..........................................  53,350          55,086
   Cineplex, Inc............................................  58,423       1,778,978
   Clairvest Group, Inc.....................................   1,100          19,620
  *Clarke, Inc..............................................  13,900          58,817
  *Claude Resources, Inc.................................... 262,411         236,418
   CML HealthCare, Inc......................................  57,062         617,495
  *Coastal Contacts, Inc....................................  16,400          45,655
   Cogeco Cable, Inc........................................  20,920       1,037,688
   Cogeco, Inc..............................................     200          10,380
   Colabor Group, Inc.......................................  26,521         206,992
  *COM DEV International, Ltd...............................  87,600         222,580
  *Compton Petroleum Corp...................................     641           1,032
   Computer Modelling Group, Ltd............................   9,468         157,952
 #*Connacher Oil & Gas, Ltd................................. 783,434         682,040
   Constellation Software, Inc..............................   2,862         272,887
   Contrans Group, Inc. Class A.............................  16,282         146,692
   Corby Distilleries, Ltd. Class A.........................  10,550         173,012
 #*Corridor Resources, Inc..................................  89,500          69,763
   Corus Entertainment, Inc. Class B........................ 115,600       2,850,651
  *Cott Corp................................................ 126,594         824,011

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
                                                              SHARES        VALUE++
                                                             ---------     ----------
CANADA -- (Continued)
   Crescent Point Energy Corp...............................   116,706     $5,098,984
  *Crew Energy, Inc.........................................   146,913      1,041,040
  *Crocotta Energy, Inc.....................................    51,341        124,734
  *CVTech Group, Inc........................................     9,700          9,819
  *Cyberplex, Inc...........................................     8,700            572
   Davis & Henderson Corp...................................    97,543      1,870,187
  *DeeThree Exploration, Ltd................................    44,037        205,062
 #*Delphi Energy Corp.......................................   145,932        192,045
 #*Denison Mines Corp.......................................   517,907        948,941
  *Descartes Systems Group, Inc. (The)......................    61,729        533,650
  *DHX Media, Ltd...........................................    17,231         15,699
   DirectCash Payments, Inc.................................     1,447         36,049
   Dollarama, Inc...........................................    30,462      1,695,400
   Dorel Industries, Inc. Class B...........................    37,113      1,122,951
  *DragonWave, Inc..........................................    43,606        173,038
  *Dundee Precious Metals, Inc..............................   132,246      1,029,480
  *Dynasty Metals & Mining, Inc.............................     8,857         16,408
  *Eastern Platinum, Ltd.................................... 1,014,200        390,136
  *Eastmain Resources, Inc..................................    12,907         13,719
   easyhome, Ltd............................................       500          3,670
  *EGI Financial Holdings, Inc..............................       900          8,036
   E-L Financial Corp., Ltd.................................        88         37,637
   Eldorado Gold Corp.......................................   350,113      4,961,869
  *Electrovaya, Inc.........................................    13,400         10,309
  #Emera, Inc...............................................    16,017        566,841
   Empire Co., Ltd. Class A.................................    37,377      2,199,827
   Enbridge Income Fund Holdings, Inc.......................    24,901        562,626
  #Enbridge, Inc............................................   142,270      5,960,981
  #Encana Corp..............................................   299,924      6,281,751
 #*Endeavour Mining Corp....................................    99,083        203,612
  *Endeavour Mining Corp....................................    35,497         74,712
  *Endeavour Silver Corp....................................    42,825        397,969
   Enerflex, Ltd............................................    43,900        542,612
   Enerplus Corp............................................   147,217      2,724,226
   Enghouse Systems, Ltd....................................    11,429        161,974
   Ensign Energy Services, Inc..............................   171,199      2,474,790
  *Epsilon Energy, Ltd......................................    83,020        177,327
  *Equal Energy, Ltd........................................       500          1,463
   Equitable Group, Inc.....................................    13,470        394,480
   Essential Energy Services, Ltd...........................    16,589         40,807
  *Etrion Corp..............................................    47,449         20,427
   Evertz Technologies, Ltd.................................    13,600        192,742
  *Excellon Resources, Inc..................................    80,500         44,005
   Exchange Income Corp.....................................     4,802        122,110
   Exco Technologies, Ltd...................................     7,600         40,006
  *EXFO, Inc................................................    28,818        203,332
  *Fairborne Energy, Ltd....................................   118,625        219,754
   Fairfax Financial Holdings, Ltd..........................    15,330      6,284,858
  *Fibrek, Inc..............................................    11,710         11,261
   Fiera Capital Corp.......................................       900          7,926
   Finning International, Inc...............................    52,300      1,461,234
   First Capital Realty, Inc................................    55,426      1,031,260
 #*First Majestic Silver Corp...............................    86,039      1,353,491
   First National Financial Corp............................       278          4,539
  *First Nickel, Inc........................................    18,000          1,913
   First Quantum Minerals, Ltd..............................   218,565      4,540,116
  *First Uranium Corp.......................................   238,864         27,807
  *FirstService Corp........................................    11,361        310,520
  *Flint Energy Services, Ltd...............................    64,952      1,637,854
  *Formation Metals, Inc....................................     7,700          3,508
  *Forsys Metals Corp.......................................    35,620         35,337

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
                                                             SHARES       VALUE++
                                                             -------     ----------
CANADA -- (Continued)
  #Fortis, Inc..............................................  62,628     $2,172,025
  *Fortress Paper, Ltd. Class A.............................  15,709        397,873
  *Fortuna Silver Mines, Inc................................ 102,160        429,179
  *Fortune Minerals, Ltd....................................   1,840          1,434
  *Fraser Papers, Inc.......................................   6,400             --
  *Garda World Security Corp. Class A.......................  14,171        111,750
  *GBS Gold International, Inc..............................  42,400             --
   Genivar, Inc.............................................  25,509        686,369
   Genworth MI Canada, Inc..................................  51,833      1,077,220
  *GeoMark Exploration, Ltd.................................  17,100         14,194
   George Weston, Ltd.......................................  33,361      2,131,984
   Gildan Activewear, Inc................................... 116,700      3,360,951
   Glacier Media, Inc.......................................  22,700         49,405
  *Glentel, Inc.............................................   7,600        131,558
  *GLG Life Tech Corp.......................................   2,810          1,991
   Gluskin Sheff & Associates, Inc..........................   5,300         82,087
  *GLV, Inc. Class A........................................  12,023         39,799
   GMP Capital, Inc.........................................  87,400        544,121
  #Goldcorp, Inc............................................ 221,521      8,483,210
   Goldcorp, Inc............................................  30,500      1,166,930
  *Golden Star Resources, Ltd............................... 398,301        612,864
  *Gran Tierra Energy, Inc.................................. 345,035      2,224,906
 #*Great Basin Gold, Ltd.................................... 596,594        416,713
  *Great Canadian Gaming Corp...............................  94,363        783,294
  *Great Panther Silver, Ltd................................  52,100        117,612
   Great-West Lifeco, Inc................................... 121,700      3,079,921
   Groupe Aeroplan, Inc..................................... 248,247      3,191,514
  *Guide Exploration, Ltd. Class A.......................... 153,941        310,110
  *Hanfeng Evergreen, Inc...................................  42,625        108,305
  *Harry Winston Diamond Corp...............................  93,600      1,335,992
  *Helix BioPharma Corp.....................................     900          1,549
  *Hemisphere GPS, Inc......................................  46,880         37,491
  *Heroux-Devtek, Inc.......................................  27,600        241,676
   High Liner Foods, Inc....................................     500         10,401
  *High River Gold Mines, Ltd............................... 259,017        304,155
  #Home Capital Group, Inc..................................  27,800      1,352,501
   Horizon North Logistics, Inc.............................  62,347        371,109
   HudBay Minerals, Inc..................................... 221,282      2,329,638
  #Husky Energy, Inc........................................ 137,968      3,599,165
  *Hydrogenics Corp.........................................     700          4,075
   IAMGOLD Corp............................................. 308,829      3,829,686
   IBI Group, Inc...........................................   8,606        127,716
   IGM Financial, Inc.......................................  27,700      1,299,686
 #*Imax Corp................................................  36,920        883,897
  *Imperial Metals Corp.....................................  57,400        889,022
   Imperial Oil, Ltd........................................  29,603      1,378,187
  *IMRIS, Inc...............................................  14,500         48,585
   Indigo Books & Music, Inc................................   5,523         51,437
   Industrial Alliance Insurance & Financial Services, Inc.. 121,200      3,864,757
   Inmet Mining Corp........................................  60,957      3,353,144
   Innergex Renewable Energy, Inc...........................  77,569        811,928
  *Insignia Energy, Ltd.....................................   4,148          3,569
   Intact Financial Corp....................................  86,012      5,553,318
  *Inter-Citic Minerals, Inc................................  27,463         25,299
  *International Forest Products, Ltd. Class A..............  56,161        267,203
  *Intertape Polymer Group, Inc.............................  98,455        533,213
 #*Ivanhoe Energy, Inc...................................... 178,087        160,447
 #*Ivanhoe Mines, Ltd.......................................  56,555        660,099
  *Ivernia, Inc............................................. 156,000         18,161
 #*Jaguar Mining, Inc....................................... 132,369        368,492
   Jean Coutu Group PJC, Inc. Class A (The).................  95,600      1,369,378

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
                                                             SHARES        VALUE++
                                                             -------     -----------
CANADA -- (Continued)
   Just Energy Group, Inc................................... 120,423     $ 1,583,535
  *Katanga Mining, Ltd...................................... 525,231         435,987
   K-Bro Linen, Inc.........................................     742          17,389
   Keyera Corp..............................................  16,759         685,221
   Killam Properties, Inc...................................  42,723         582,124
  *Kimber Resources, Inc....................................  15,200          14,156
  *Kingsway Financial Services, Inc.........................  63,900          42,693
   Kinross Gold Corp........................................ 465,576       4,171,026
  *Kirkland Lake Gold, Inc..................................  19,100         249,420
  *La Mancha Resources, Inc................................. 109,500         315,913
  *Laramide Resources, Ltd..................................  99,721         108,014
   Laurentian Bank of Canada................................  42,600       1,898,748
   Le Chateau, Inc. Class A.................................  15,700          21,932
  *Legacy Oil & Gas, Inc.................................... 174,512       1,522,795
   Leisureworld Senior Care Corp............................  24,899         304,983
   Leon's Furniture, Ltd....................................  36,579         444,717
  #Linamar Corp.............................................  66,154       1,307,878
   Liquor Stores N.A., Ltd..................................  11,807         212,510
  #Loblaw Cos., Ltd.........................................  75,800       2,559,022
  *Lundin Mining Corp....................................... 679,953       3,303,917
   MacDonald Dettweiler & Associates, Ltd...................  31,419       1,426,792
   Magna International, Inc................................. 167,874       7,356,649
 #*Mainstreet Equity Corp...................................   5,282         132,765
   Major Drilling Group International, Inc..................  78,900       1,184,478
   Manitoba Telecom Services, Inc...........................  24,100         836,797
  #Manulife Financial Corp.................................. 747,004      10,216,150
   Maple Leaf Foods, Inc.................................... 111,196       1,453,197
  *March Networks Corp......................................   5,000          25,307
  *Martinrea International, Inc............................. 103,476         973,115
  *Maxim Power Corp.........................................  24,537          57,874
  *MBAC Fertilizer Corp.....................................     100             298
   MDC Partners, Inc. Class A...............................   3,578          37,307
 #*MDN, Inc.................................................  24,200           6,124
   Mediagrif Interactive Technologies, Inc..................   1,100          18,891
  *MEG Energy Corp..........................................  56,720       2,469,532
 #*MEGA Brands, Inc.........................................   3,848          23,177
 #*Mercator Minerals, Ltd................................... 131,933         158,931
   Methanex Corp............................................ 164,300       5,784,637
   Metro, Inc...............................................  81,000       4,468,796
  *MGM Energy Corp..........................................     248              48
   MI Developments, Inc.....................................  40,191       1,420,732
  *Migao Corp...............................................  61,406         175,295
  *Minco Silver Corp........................................   6,980          14,273
  *Minera Andes Acquisition Corp............................ 102,126         381,480
  *Miranda Technologies, Inc................................  32,800         399,105
  *Mood Media Corp..........................................   2,923          12,309
   Morneau Shepell, Inc.....................................  34,734         415,957
   Mullen Group, Ltd........................................  74,695       1,618,133
   NAL Energy Corp.......................................... 192,518       1,477,235
   National Bank of Canada.................................. 103,598       8,085,646
 #*Neo Material Technologies, Inc...........................  85,050         937,586
   *New Gold, Inc........................................... 286,600       2,611,125
   Newalta Corp.............................................  63,395         906,789
   Nexen, Inc............................................... 417,198       8,062,266
   Niko Resources, Ltd......................................  27,665       1,165,579
  *Norbord, Inc.............................................  37,830         436,183
  #Nordion, Inc............................................. 145,226       1,326,050
  *North American Energy Partners, Inc......................  15,676          62,047
 #*North American Palladium, Ltd............................ 195,857         590,832
   North West Co., Inc. (The)...............................  11,277         253,885
   Northland Power, Inc.....................................  83,751       1,496,386

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CONTINUED


                                                          SHARES       VALUE++
                                                          -------     ----------
CANADA -- (Continued)
 #*NovaGold Resources, Inc...............................  59,600     $  429,571
  *Nuvista Energy, Ltd................................... 115,039        365,665
  *Nuvo Research, Inc....................................  32,000          3,239
  *OceanaGold Corp....................................... 368,291        850,031
 #*Olympus Pacific Minerals, Inc.........................  13,600          4,130
   Onex Corp.............................................  83,587      3,319,449
  *Open Range Energy Corp................................  72,749         88,373
  *Open Text Corp........................................  49,000      2,746,996
  *Oromin Explorations, Ltd..............................  24,803         18,580
 #*Orvana Minerals Corp..................................  85,324         77,736
  *Pace Oil & Gas, Ltd...................................  64,988        309,200
   Pacific Rubiales Energy Corp.......................... 137,674      3,949,670
  *Paladin Labs, Inc.....................................  11,433        465,838
   Pan American Silver Corp.............................. 131,715      2,561,372
  *Paramount Resources, Ltd. Class A.....................  37,465      1,011,481
  *Parex Resources, Inc..................................  14,740         80,724
   Parkland Fuel Corp....................................  22,895        324,009
   Pason Systems, Inc....................................  31,719        413,244
  *Patheon, Inc..........................................  14,127         31,319
  *Pembina Pipeline Corp.................................  63,855      1,931,456
   Pengrowth Energy Corp................................. 485,626      4,365,398
   Penn West Petroleum, Ltd.............................. 371,430      6,365,653
  *Peregrine Diamonds, Ltd...............................  32,200         20,210
  *Perpetual Energy, Inc.................................  83,329         59,891
 #*Petaquilla Minerals, Ltd..............................  99,811         42,436
   PetroBakken Energy, Ltd. Class A...................... 120,795      1,748,614
  *Petrobank Energy & Resources, Ltd..................... 120,284      1,724,170
   Petrominerales, Ltd...................................  48,618        711,171
   Peyto Exploration & Development Corp..................  65,900      1,124,072
  *Phoscan Chemical Corp................................. 138,980         46,428
   PHX Energy Services Corp..............................  21,450        207,801
  *Pilot Gold, Inc.......................................  35,194         45,246
  *Points International, Ltd.............................   6,420         83,577
  *Polaris Miner Corp....................................   7,200          3,717
  *PolyMet Mining Corp...................................   3,378          3,556
   Poseidon Concepts Corp................................  64,303        835,155
   Potash Corp. of Saskatchewan, Inc.....................  50,900      2,164,094
  *Precision Drilling Corp............................... 332,149      3,059,732
   Premium Brands Holdings Corp..........................  25,689        452,746
  *Primero Mining Corp...................................  11,740         32,326
   Progress Energy Resources Corp........................ 239,100      2,630,983
   Progressive Waste Solutions, Ltd...................... 147,062      3,190,301
  *ProMetic Life Sciences, Inc...........................  41,000          4,773
   Pulse Seismic, Inc....................................  70,508        156,312
  *Pure Energy Services, Ltd.............................  11,600         90,419
  *QLT, Inc..............................................  75,983        503,810
   Quebecor, Inc. Class B................................  59,900      2,354,524
 #*Questerre Energy Corp.................................  81,025         71,359
 #*Ram Power Corp........................................ 117,525         39,260
  *Reitmans Canada, Ltd..................................   1,346         21,079
   Reitmans Canada, Ltd. Class A.........................  52,800        812,431
 #*Research In Motion, Ltd............................... 282,291      4,037,831
   Richelieu Hardware, Ltd...............................  12,606        420,476
  *Richmont Mines, Inc...................................  29,228        204,450
  #Ritchie Brothers Auctioneers, Inc.....................  62,100      1,313,853
  *RMP Energy, Inc....................................... 145,892        280,604
  *Rock Energy, Inc......................................  25,600         40,945
   Rocky Mountain Dealerships, Inc.......................  16,742        198,969
  #Rogers Communications, Inc. Class B...................  37,700      1,407,095
   Rogers Sugar, Inc.....................................  86,820        488,656
   RONA, Inc............................................. 160,681      1,724,167

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CONTINUED


                                                        SHARES        VALUE++
                                                        -------     -----------
CANADA -- (Continued)
  #Royal Bank of Canada................................ 326,040     $18,842,561
  *RS Technologies, Inc................................     174              21
  #Russel Metals, Inc..................................  95,020       2,607,675
  *San Gold Corp.......................................   6,059           8,648
  *Sandvine Corp....................................... 350,787         635,632
  #Saputo, Inc.........................................  29,700       1,388,115
  *Savanna Energy Services Corp........................ 116,925         904,294
 #*Scorpio Mining Corp................................. 136,693         141,142
 #*Seabridge Gold, Inc.................................  15,600         264,198
  *Sears Canada, Inc...................................   2,082          28,937
  *Secure Energy Services, Inc.........................  63,319         496,117
   SEMAFO, Inc......................................... 177,700         903,026
  #Shaw Communictions, Inc. Class B....................  77,585       1,599,059
   ShawCor, Ltd. Class A...............................  58,706       1,898,726
   Sherritt International Corp......................... 417,219       2,386,281
   Shoppers Drug Mart Corp.............................  80,600       3,472,527
  *Shore Gold, Inc..................................... 249,227          68,119
  *Sierra Wireless, Inc................................  51,526         350,513
  *Silver Standard Resources, Inc......................  80,137       1,157,620
   Silver Wheaton Corp.................................  67,780       2,069,388
 #*Sino-Forest Corp.................................... 230,700         317,214
  #SNC-Lavalin Group, Inc..............................  19,800         744,417
  *Softchoice Corp.....................................  13,855         187,660
  *Sonde Resources Corp................................  14,187          33,750
  *Southern Pacific Resource Corp...................... 513,428         815,996
 #*SouthGobi Resources, Ltd............................ 103,376         715,789
  *Sprott Resource Corp................................ 132,082         550,871
   Sprott Resource Lending Corp........................ 117,078         180,147
   Sprott, Inc.........................................  46,135         209,694
  *St. Andrew Goldfields, Ltd..........................  61,500          24,903
  #Stantec, Inc........................................  57,965       1,893,537
   Stella-Jones, Inc...................................   3,250         150,089
  *Stornoway Diamond Corp..............................  61,390          54,066
  *Strad Energy Services, Ltd..........................   1,000           5,659
  *Strateco Resources, Inc.............................  48,500          21,848
   Student Transportation, Inc.........................  57,946         394,773
  #Sun Life Financial, Inc............................. 342,761       8,403,777
   Suncor Energy, Inc.................................. 654,429      21,616,661
  *SunOpta, Inc........................................  71,753         421,286
  *Sun-Rype Products, Ltd..............................     100             600
   Superior Plus Corp.................................. 143,297       1,077,792
  *Surge Energy, Inc...................................   2,038          18,176
  *SXC Health Solutions Corp...........................  19,200       1,741,090
   Talisman Energy, Inc................................ 484,300       6,334,116
 #*Tanzanian Royalty Exploration Corp..................  27,290         121,000
  *Taseko Mines, Ltd................................... 241,151         834,880
   Teck Resources, Ltd. Class A........................   1,094          42,914
   Teck Resources, Ltd. Class B........................ 279,087      10,413,673
   Telus Corp..........................................  16,961       1,018,330
  #Telus Corp. Non-Voting..............................  51,070       2,996,941
  *Tembec, Inc.........................................  59,810         182,848
  *Teranga Gold Corp...................................  41,624          94,985
  *Terra Energy Corp...................................  43,090          17,012
  *Tethys Petroleum, Ltd...............................  35,628          31,738
 #*Theratechnologies, Inc..............................  55,200         111,199
 #*Thompson Creek Metals Co., Inc...................... 202,281       1,206,089
  #Thomson Reuters Corp................................ 168,078       5,022,688
   Tim Hortons, Inc....................................  31,600       1,823,994
  *Timminco, Ltd.......................................  17,306             156
  *Timmins Gold Corp...................................   1,600           3,920
   TMX Group, Inc......................................  17,400         794,392

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CONTINUED


                                                       SHARES         VALUE++
                                                      ---------     ------------
CANADA -- (Continued)
  #Toromont Industries, Ltd..........................    60,167     $  1,348,481
  #Toronto Dominion Bank.............................   350,772       29,646,155
   Torstar Corp. Class B.............................    77,900          809,084
   Total Energy Services, Inc........................    33,989          506,128
  *Tourmaline Oil Corp...............................    62,093        1,496,618
  #TransAlta Corp....................................   215,228        3,568,796
  *Transat AT, Inc. Class B..........................     2,900           15,999
   TransCanada Corp..................................   257,270       11,318,474
   Transcontinental, Inc. Class A....................    86,298        1,009,875
   TransForce, Inc...................................    81,693        1,477,809
  *TransGlobe Energy Corp............................    55,000          754,973
 #*Trican Well Service, Ltd..........................    81,239        1,175,184
   Trilogy Energy Corp...............................    14,500          401,012
   Trinidad Drilling, Ltd............................   159,169        1,031,211
  *TSO3, Inc.........................................     5,400            7,872
   TVA Group, Inc. Class B...........................     4,447           37,904
   Twin Butte Energy, Ltd............................   227,140          630,018
   Uni-Select, Inc...................................    18,664          543,757
  *Uranium One, Inc..................................   756,145        2,196,828
  *Ur-Energy, Inc....................................   108,833          117,884
  *Valeant Pharmaceuticals International, Inc........    59,411        3,304,788
   Valener, Inc......................................    16,309          248,304
  *Vecima Network, Inc...............................     2,200            8,006
   Veresen, Inc......................................   106,329        1,624,239
   Vermilion Energy, Inc.............................    11,800          572,172
   Vero Energy, Inc..................................    47,911          128,041
   Vicwest, Inc......................................     3,452           42,353
   Viterra, Inc......................................   468,607        7,547,236
  *Vitran Corp., Inc.................................     2,400           20,457
   Wajax Corp........................................    15,900          802,847
   WaterFurnace Renewable Energy, Inc................     1,587           28,998
  *Webtech Wireless, Inc.............................    15,500            4,393
  *Wescast Industries, Inc...........................       247            1,618
   Wesdome Gold Mines, Ltd...........................    85,051          114,509
   West Fraser Timber Co., Ltd.......................    43,564        1,915,255
 #*Westaim Corp......................................    84,100           57,040
  *Western Forest Products, Inc......................   112,025          104,331
  *Westfire Energy, Ltd..............................    31,926          166,441
   Westjet Airlines, Ltd.............................     6,100           86,883
 #*Westport Innovations, Inc.........................    18,628          584,571
  *Whitecap Resources, Inc...........................   120,191        1,082,859
   Wi-Lan, Inc.......................................   205,000        1,176,646
   Winpak, Ltd.......................................    26,460          408,746
  *Winstar Resources, Ltd............................     2,000            5,892
  *Wireless Matrix Corp..............................    29,700           22,549
  *Xtreme Drilling and Coil Services Corp............    17,126           55,477
   Yamana Gold, Inc..................................   565,316        8,292,179
 #*YM Biosciences, Inc...............................    15,400           26,502
  *Yukon-Nevada Gold Corp............................   145,232           38,225
   Zargon Oil & Gas, Ltd.............................    31,505          413,008
   ZCL Composite, Inc................................    10,000           36,949
                                                                    ------------
TOTAL CANADA.........................................                664,013,607
                                                                    ------------
CHINA -- (0.0%)
  *China CBM Group, Ltd.............................. 2,382,000           28,096
  *China Public Procurement, Ltd.....................   920,000               --
  *Winteam Pharmaceutical Group, Ltd.................   892,000          149,442
                                                                    ------------
TOTAL CHINA..........................................                    177,538
                                                                    ------------
DENMARK -- (0.8%)
 #*A.P. Moeller-Maersk A.S. Series A.................       184        1,372,423

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CONTINUED


                                                          SHARES       VALUE++
                                                          -------     ----------
DENMARK -- (Continued)
  #A.P. Moeller-Maersk A.S. Series B.....................     565     $4,423,916
  *Aktieselskabet Skjern Bank A.S........................     210          3,288
   Alk-Abello A.S........................................   9,301        671,110
  *Alm. Brand A.S........................................ 136,506        274,539
  *Amagerbanken A.S...................................... 347,815             --
   Ambu A.S. Series B....................................   2,123         55,185
   Auriga Industries A.S. Series B.......................  28,324        375,405
 #*Bang & Olufsen Holdings A.S...........................  53,022        646,786
  *Bavarian Nordic A.S...................................  33,065        294,587
   BoConcept Holding A.S.................................     450          8,976
   Brodrene Hartmann A.S. Series B.......................   2,300         44,467
   Carlsberg A.S. Series B...............................  64,561      5,573,019
   Chr. Hansen Holding A.S...............................  43,515      1,207,459
   Coloplast A.S. Series B...............................   3,250        601,689
   D/S Norden A.S........................................  36,892      1,047,040
  *Dalhoff Larsen & Horneman A.S.........................   9,916         10,864
  *Danske Bank A.S....................................... 285,119      4,633,452
   DFDS A.S..............................................   3,017        174,967
  *DiBa Bank A.S.........................................  10,296         73,600
  *Djursland Bank A.S....................................   1,040         23,863
   DSV A.S............................................... 108,350      2,470,900
   East Asiatic Co., Ltd. A.S............................  20,532        565,094
  *Fionia Holding A.S....................................  53,180             --
   FLSmidth & Co. A.S....................................  49,188      3,462,482
   Fluegger A.S. Series B................................     350         21,513
  *Genmab A.S............................................  53,302        426,234
   GN Store Nord A.S..................................... 283,334      3,178,647
   Gronlandsbanken A.S...................................     290         22,731
  *H&H International A.S. Series B.......................   5,798         41,740
   H. Lundbeck A.S.......................................  49,125        984,901
   Harboes Bryggeri A.S..................................   2,462         39,250
   IC Companys A.S.......................................   6,607        134,634
   Jeudan A.S............................................   1,880        145,592
  *Jyske Bank A.S........................................  90,294      2,829,313
  *Lastas A.S. Series B..................................      31            126
 #*NeuroSearch A.S.......................................  23,697         44,163
  *Newcap Holding A.S....................................  24,798          2,829
  #NKT Holding A.S.......................................  31,165      1,520,827
   Nordjyske Bank A.S....................................   3,195         38,642
  #Norresundby Bank A.S..................................     880         23,187
   North Media A.S.......................................   3,000         12,298
   Novo-Nordisk A.S. Series B............................   2,142        315,780
   Novo-Nordisk A.S. Sponsored ADR.......................  22,700      3,337,354
   Novozymes A.S. Series B...............................  28,787        755,449
  *Ostjydsk Bank A.S.....................................     380         17,935
  *Pandora A.S...........................................  79,063        835,317
  *Parken Sport & Entertainment A.S......................   5,510         79,511
   Per Aarsleff A.S. Series B............................   1,808        140,396
   Ringkjoebing Landbobank A.S...........................   3,210        402,777
   Rockwool International A.S. Series B..................   9,810        936,062
  #Royal Unibrew A.S.....................................  12,511        892,918
   Schouw & Co. A.S......................................  23,223        526,982
   SimCorp A.S...........................................   2,185        389,753
  *Sjaelso Gruppen A.S...................................  19,377         11,624
   Solar Holdings A.S. Series B..........................   5,925        319,570
  *Spar Nord Bank A.S....................................  70,420        298,357
  *Sparbank A.S..........................................   1,926         13,726
  *Sparekassen Faaborg A.S...............................     271         12,303
  *Sydbank A.S........................................... 110,931      1,929,292
   TDC A.S............................................... 211,752      1,517,870
   Thrane & Thrane A.S...................................   7,242        549,065

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CONTINUED


                                                       SHARES          VALUE++
                                                      ---------      -----------
DENMARK -- (Continued)
   Tivoli A.S........................................        90      $    48,619
  *TK Development A.S................................    49,771          132,997
  *Topdanmark A.S....................................     9,959        1,708,664
  *TopoTarget A.S....................................   163,547           82,115
 #*Topsil Semiconductor Materials A.S................   345,651           27,672
  *Torm A.S..........................................    17,487            6,400
  *Torm A.S. ADR.....................................    23,082            8,494
   Tryg A.S..........................................    24,859        1,387,967
   United International Enterprises A.S..............     1,181          182,612
 #*Vestas Wind Systems A.S...........................   169,241        1,491,700
  *Vestjysk Bank A.S.................................    23,224           65,926
  *William Demant Holding A.S........................     5,116          483,353
                                                                     -----------
TOTAL DENMARK........................................                 56,390,298
                                                                     -----------
FINLAND -- (1.3%)
  *Ahlstrom Oyj......................................    20,956          378,571
  *Aktia Oyj Series A................................     1,669           11,681
   Alma Media Oyj....................................    23,225          157,382
   Amer Sports Oyj...................................   148,662        2,115,138
   Aspo Oyj..........................................     8,353           75,771
   Atria P.L.C.......................................    18,777          150,062
  *Bank of Aland P.L.C. Series B.....................     1,250           15,545
   BasWare Oyj.......................................     4,560          135,441
  *Biotie Therapies Corp. Oyj........................   220,242          131,565
   Cargotec Oyj Series B.............................    35,013        1,205,603
   Citycon Oyj.......................................   202,659          671,340
  *Componenta Oyj....................................     4,400           20,643
   Comptel P.L.C.....................................    51,194           39,977
   Cramo Oyj.........................................    25,439          390,076
   Digia P.L.C.......................................    10,944           41,214
   Efore Oyj.........................................     7,109            7,149
  *Elcoteq SE........................................    12,700               --
  *Elektrobit Corp. Oyj..............................   432,696          371,482
   Elisa Oyj.........................................    76,865        1,733,417
   Etteplan Oyj......................................     7,036           22,884
  *Finnair Oyj.......................................   103,789          299,361
  *Finnlines Oyj.....................................    17,325          160,490
   Fiskars Oyj Abp...................................    27,421          586,476
   Fortum Oyj........................................   238,244        5,124,503
  *F-Secure Oyj......................................    60,115          133,472
  *Glaston Oyj Abp...................................     9,400            5,723
  #HKScan Oyj Series A...............................    29,542          171,256
  #Huhtamaki Oyj.....................................   125,561        1,992,696
   Ilkka-Yhtyma Oyj..................................    29,672          233,534
   KCI Konecranes Oyj................................    44,266        1,348,537
  #Kemira Oyj........................................   140,480        1,782,688
  *Kesko Oyj Series A................................     1,581           45,895
  #Kesko Oyj Series B................................    94,408        2,525,161
   Kone Oyj Series B.................................    34,661        2,144,960
   Laennen Tehtaat Oyj...............................     1,800           33,891
   Lassila & Tikanoja Oyj............................    29,900          421,092
   Lemminkainen Oyj..................................    20,150          510,766
 #*Mesta Board Oyj...................................   302,260          831,630
   Metso Oyj.........................................   104,848        4,503,492
   Metso Oyj Sponsored ADR...........................    10,246          438,529
   Neste Oil Oyj.....................................   210,929        2,495,985
 #*Nokia Oyj......................................... 1,931,596        6,995,655
  #Nokia Oyj Sponsored ADR...........................   159,500          582,175
   Nokian Renkaat Oyj................................    56,423        2,678,484
   Okmetic Oyj.......................................    21,251          155,087
   Olvi Oyj Series A.................................     6,835          161,999

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CONTINUED


                                                        SHARES         VALUE++
                                                       ---------     -----------
FINLAND -- (Continued)
   Oriola-KD Oyj Series A.............................     1,000     $     2,592
   Oriola-KD Oyj Series B.............................   109,369         264,068
   Orion Oyj Series A.................................    18,249         373,261
   Orion Oyj Series B.................................    49,748       1,014,795
 #*Outokumpu Oyj...................................... 1,263,247       2,055,162
   Outotec Oyj........................................    25,770       1,387,714
  *PKC Group Oyj......................................    20,939         464,772
  #Pohjola Bank P.L.C. Series A.......................   257,758       2,773,996
   Ponsse Oyj.........................................    52,459         545,078
   Poyry Oyj..........................................    23,672         189,244
   Raisio P.L.C. Series V.............................   158,779         510,957
   Ramirent Oyj.......................................    95,840         904,559
   Rapala VMC Oyj.....................................    14,912         111,002
  #Rautaruukki Oyj Series K...........................   133,815       1,261,825
  *Ruukki Group Oyj...................................   207,434         233,004
   Saga Furs Oyj......................................     1,600          34,153
   Sampo Oyj Series A.................................   268,954       7,160,889
 #*Sanoma Oyj.........................................   116,097       1,214,035
  *Scanfil P.L.C......................................    17,754          17,626
   Sievi Capital P.L.C................................    17,754          24,656
   Stockmann Oyj Abp Series A.........................     8,998         210,668
  #Stockmann Oyj Abp Series B.........................    35,663         798,074
  #Stora Enso Oyj Series R............................   831,075       5,688,365
   Stora Enso Oyj Sponsored ADR.......................   109,100         742,971
   Technopolis Oyj....................................    55,128         294,979
  *Tecnomen Lifetree Oyj..............................   212,996          95,950
   Teleste Oyj........................................     6,970          39,260
  #Tieto Oyj..........................................    76,392       1,345,277
   Tikkurila Oyj......................................    19,590         397,965
   UPM-Kymmene Oyj....................................   396,595       5,089,564
   UPM-Kymmene Oyj Sponsored ADR......................    78,154         995,682
  #Uponor Oyj Series A................................    63,542         831,575
   Vacon Oyj..........................................     3,260         170,951
   Vaisala Oyj Series A...............................     4,589          97,589
   Wartsila OYJ Abp...................................    81,242       3,292,136
   Yit Oyj............................................    90,856       1,952,535
   TOTAL FINLAND......................................                86,625,407
   FRANCE -- (5.9%)...................................
   Accor SA...........................................    66,188       2,288,820
   Aeroports de Paris SA..............................    13,446       1,131,586
 #*Air France-KLM.....................................   135,058         649,027
   Air Liquide SA.....................................    22,448       2,887,413
   Akka Technologies SA...............................     2,145          69,192
 #*Alcatel-Lucent SA..................................   103,983         159,907
 #*Alcatel-Lucent SA Sponsored ADR.................... 1,716,276       2,591,577
   Alstom SA..........................................    34,282       1,226,082
  *Altamir Amboise SA.................................    26,476         236,888
   Alten, Ltd.........................................    29,454         856,933
 #*Altran Technologies SA.............................   205,659       1,210,918
  #April SA...........................................    20,987         393,055
 #*Archos SA..........................................    14,141          96,240
   Arkema SA..........................................    57,779       5,124,355
 #*Artprice.com SA....................................     2,026          71,879
   Assystem...........................................    12,164         257,368
  *Atari SA...........................................    26,866          46,132
   AtoS SA............................................    53,232       3,430,299
   Aubay SA...........................................     3,818          24,736
   Audika SA..........................................     1,627          24,010
   Aurea SA...........................................       515           3,668
  *Avanquest Software SA..............................     3,500           7,185

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CONTINUED


                                                                  SHARES        VALUE++
                                                                  -------     -----------
FRANCE -- (Continued)
  #Avenir Telecom SA.............................................  52,338     $    38,687
   AXA SA........................................................ 294,431       4,183,901
  #AXA SA Sponsored ADR.......................................... 468,270       6,635,386
  *Axway Software SA.............................................   4,011         100,860
  #Beneteau SA...................................................  29,636         320,335
 #*Bigben Interactive SA.........................................      56             543
  *BioAlliance Pharma SA.........................................  11,316          55,054
   bioMerieux SA.................................................   3,881         318,050
   BNP Paribas SA................................................ 412,437      16,645,677
   Boiron SA.....................................................   7,830         241,013
  #Bollore SA....................................................   6,750       1,463,055
   Bonduelle SCA.................................................   6,506         627,120
   Bongrain SA...................................................   8,871         563,769
  #Bourbon SA....................................................  59,578       1,745,054
  *Boursorama SA.................................................  31,347         224,354
 #*Bouygues SA................................................... 150,035       4,093,485
  *Bull SA.......................................................  48,947         182,011
   Bureau Veritas SA.............................................   9,495         845,878
   Cap Gemini SA................................................. 188,306       7,356,598
   Carrefour SA.................................................. 134,416       2,699,939
   Casino Guichard Perrachon SA..................................  44,480       4,370,107
   Cegedim SA....................................................   2,063          67,120
   Cegid Group...................................................   7,382         147,530
  *CFAO SA.......................................................   9,818         423,074
  #Christian Dior SA.............................................  13,150       1,982,904
   Cie de Saint-Gobain SA........................................ 217,607       9,136,308
  *Cie Generale de Geophysique--Veritas SA.......................  38,711       1,110,144
 #*Cie Generale de Geophysique--Veritas SA Sponsored ADR......... 123,954       3,564,917
   Cie Generale des Etablissements Michelin SA Series B.......... 115,019       8,595,657
   Cie Generale D'Optique Essilor Intenational SA................  28,505       2,511,769
  #Ciments Francais SA...........................................   8,722         559,166
  *Club Mediterranee SA..........................................  42,002         805,480
   CNP Assurances SA............................................. 129,152       1,813,353
  #Credit Agricole SA............................................ 589,699       3,035,586
   Danone SA.....................................................  42,172       2,968,863
   Dassault Systemes SA..........................................   7,772         754,189
  #Dassault Systemes SA ADR......................................   5,637         550,171
   Derichebourg SA...............................................  97,634         289,232
  *Devoteam SA...................................................   2,950          46,447
   Edenred SA....................................................  79,393       2,536,405
  *Eiffage SA....................................................  54,420       1,852,552
   Electricite de France SA......................................  71,450       1,513,733
   Electricite de Strasbourg SA..................................     606          84,147
   Entrepose Contracting SA......................................     381          50,199
  #Eramet SA.....................................................   7,361         981,938
   Esso SA Francaise.............................................   3,968         327,793
   Establissements Maurel et Prom SA............................. 161,823       2,695,023
  *Etam Developpement SA.........................................  22,808         385,599
   Euler Hermes SA...............................................  22,049       1,562,608
  *Euro Disney SCA...............................................  21,207         114,106
  *Eurofins Scientific SA........................................   6,065         717,344
   European Aeronautic Defence & Space Co. SA.................... 224,358       8,866,304
   Eutelsat Communications SA....................................  19,212         684,060
   Exel Industries SA Series A...................................   1,907          90,849
  *Faiveley Transport SA.........................................   6,672         368,618
   Faurecia SA...................................................  30,464         654,621
   Fimalac SA....................................................   9,338         372,970
   Fleury Michon SA..............................................     761          31,438
   France Telecom SA............................................. 344,645       4,724,405
   France Telecom SA Sponsored ADR............................... 212,700       2,948,022
  *GameLoft SA...................................................  26,524         164,841

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

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CONTINUED



                                                        SHARES        VALUE++
                                                        -------     -----------
FRANCE -- (Continued)
  *Gascogne SA.........................................     555     $    12,583
   Gaumont SA..........................................     768          46,321
   GDF Suez SA......................................... 531,910      12,246,800
   GDF Suez SA Sponsored ADR...........................     668          15,357
  *GECI International SA...............................  20,581          59,487
   Gemalto NV..........................................  85,331       6,356,665
  *GFI Informatique SA.................................  62,891         253,858
   GL Events SA........................................  15,298         341,701
  *Groupe Crit SA......................................   2,059          39,537
   Groupe Danone SA....................................  35,600         500,536
   Groupe Eurotunnel SA................................ 607,245       5,109,120
  #Groupe Flo SA.......................................  10,366          54,202
  *Groupe Open SA......................................   2,036          15,592
 #*Groupe Partouche SA.................................  16,869          29,421
   Groupe Steria SCA...................................  34,862         690,312
  *Guerbet SA..........................................   1,114         100,972
  #Guyenne et Gascogne SA..............................   5,614         604,100
  *Haulotte Group SA...................................  22,804         242,930
  #Havas SA............................................ 368,762       2,087,236
   Hermes International SA.............................   7,525       2,659,642
 #*Hi-Media SA.........................................  62,662         191,717
   Iliad SA............................................   4,477         576,554
   Imerys SA...........................................  41,503       2,364,817
   Ingenico SA.........................................  44,450       2,338,089
  *Innate Pharma SA....................................   6,867          15,185
  #Interparfums SA.....................................   4,801         136,835
  *Ipsen SA............................................  22,114         589,440
   Ipsos SA............................................  34,230       1,110,308
  *Jacquet Metal Service SA............................  13,478         186,409
  *JCDecaux SA.........................................  52,548       1,491,800
  *Kaufman & Broad SA..................................     649          12,261
   Korian SA...........................................   7,784         125,597
   L.D.C. SA...........................................     178          20,069
   Lafarge SA.......................................... 142,533       5,571,149
  #Lafarge SA Sponsored ADR............................  82,410         801,849
  #Lagardere SCA....................................... 167,306       5,073,242
   Laurent-Perrier SA..................................   2,478         250,180
   Lectra SA...........................................  34,799         197,970
   Legrand SA..........................................  47,639       1,608,230
   Lisi SA.............................................   4,351         325,637
  #L'Oreal SA..........................................   9,223       1,110,231
  *LVL Medical Groupe SA...............................   1,560          24,220
  #LVMH Moet Hennessy Louis Vuitton SA.................  17,187       2,851,244
   M6 Metropole Television SA..........................  28,482         437,614
   Maisons France Confort SA...........................   2,781          76,709
 #*Manitou BF..........................................  17,444         382,801
   Manutan International SA............................   1,789          76,380
  *Maurel et Prom Nigeria SA........................... 161,823         449,830
  *Medica SA...........................................  22,078         341,447
   Mersen SA...........................................  22,939         760,329
  *Modelabs Group SA...................................       5              26
   Montupet SA.........................................  24,394         162,713
  #Mr. Bricolage SA....................................   8,989         123,669
   Natixis SA.......................................... 766,093       2,335,364
   Naturex SA..........................................   4,575         296,486
   Neopost SA..........................................  15,942         917,501
   Nexans SA...........................................  36,789       1,843,825
   Nexity SA...........................................  37,951       1,080,747
 #*NicOx SA............................................ 118,601         373,657
   Norbert Dentressangle SA............................   6,139         508,258
  *NRJ Group SA........................................  93,223         730,745

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

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CONTINUED


                                                        SHARES        VALUE++
                                                        -------     -----------
FRANCE -- (Continued)
   Oeneo SA............................................  31,952     $    97,420
  *Orco Property Group SA..............................   3,090          13,601
  #Orpea SA............................................  27,525         923,360
   PagesJaunes Groupe SA............................... 101,854         292,425
  *Parrot SA...........................................   6,144         185,625
   Pernod-Ricard SA....................................  81,148       8,420,510
  #Peugeot SA.......................................... 155,988       1,873,412
   Pierre & Vacances SA................................   6,565         195,229
   Plastic Omnium SA...................................  30,414         795,569
  #PPR SA..............................................  42,539       7,118,870
   Publicis Groupe SA..................................  34,815       1,797,740
   Publicis Groupe SA ADR..............................  50,046       1,290,686
   Rallye SA...........................................  29,613         988,936
  *Recylex SA..........................................  33,899         107,242
   Remy Cointreau SA...................................  24,119       2,689,760
   Renault SA.......................................... 154,505       7,028,533
   Rexel SA............................................ 148,145       3,099,459
   Robertet SA.........................................     752         119,519
 #*Rodriguez Group SA..................................   6,597          27,216
   Rougier SA..........................................     517          19,076
   Rubis SA............................................  22,670       1,232,848
  *SA des Ciments Vicat................................  12,140         697,591
   Safran SA...........................................  87,969       3,260,557
   Saft Groupe SA......................................  35,751         987,148
   Samse SA............................................     546          43,653
   Sanofi SA........................................... 117,995       9,012,653
   Sanofi SA ADR....................................... 562,231      21,465,980
   Sartorius Stedim Biotech SA.........................   5,174         363,620
   Schneider Electric SA............................... 155,580       9,583,065
   SCOR SE............................................. 240,352       6,354,338
   SEB SA..............................................  23,094       1,841,727
 #*Seche Environnement SA..............................   3,277         118,481
   Sechilienne SA......................................  22,230         339,373
  #Sequana SA..........................................  31,835         148,488
   SES SA..............................................  57,640       1,381,080
   Societe BIC SA......................................  24,379       2,685,423
   Societe d'Edition de Canal Plus SA..................  84,070         476,555
   Societe des Bains de Mer et du Cercle des Etrangers
     a Monaco SA.......................................   1,430          73,285
   Societe Generale SA................................. 442,227      10,469,366
   Societe Internationale de Plantations d'Heveas SA...   1,754         179,403
   Societe Marseillaise du Tunnel Prado Carenage SA....   8,183         262,756
 #*Societe Television Francaise 1 SA................... 145,188       1,406,302
   Sodexo SA...........................................  17,816       1,419,353
   Sodexo SA Sponsored ADR.............................   3,800         304,190
 #*Soitec SA........................................... 169,484         718,214
   Somfy SA............................................   1,174         247,145
   Sopra Group SA......................................   4,011         231,498
  *Spir Communication SA...............................   2,571          65,984
 #*ST Dupont SA........................................  47,976          28,494
  *Stallergenes SA.....................................     911          56,645
  *Ste Industrielle d'Aviation Latecoere SA............   7,023          94,329
   Stef SA.............................................   3,632         189,378
   STMicroelectronics NV............................... 331,802       1,910,460
  #STMicroelectronics NV ADR........................... 332,630       1,922,601
   Suez Environnement SA...............................  53,662         756,961
  *Sword Group SA......................................   8,949         146,952
  *Synergie SA.........................................   4,163          48,944
  *Technicolor SA......................................  87,921         186,142
  *Technicolor SA Sponsored ADR........................   4,360           9,228
  #Technip SA..........................................  20,012       2,272,564
  #Technip SA ADR...................................... 106,372       3,018,837

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CONTINUED


                                                        SHARES        VALUE++
                                                        -------     ------------
FRANCE -- (Continued)
   Teleperformance SA..................................  69,083     $  1,851,181
   Tessi SA............................................   1,190          123,612
   Thales SA...........................................  65,164        2,259,116
 #*Theolia SA.......................................... 121,068          138,001
  *Total Gabon SA......................................      92           42,546
   Total SA............................................ 141,941        6,813,666
  #Total SA Sponsored ADR.............................. 497,184       23,919,522
   Touax SA............................................     701           21,901
   Toupargel Groupe SA.................................  15,115          165,753
 #*Transgene SA........................................  13,060          159,726
   Trigano SA..........................................  13,899          205,016
  *UbiSoft Entertainment SA............................ 113,748          784,123
   Union Financiere de France Banque SA................   1,141           32,787
   Valeo SA............................................  91,855        4,517,252
  *Vallourec SA........................................  80,057        4,821,160
   Veolia Environnement SA.............................  22,164          324,517
   Veolia Environnement SA ADR.........................  44,457          646,849
   Viel et Compagnie SA................................  48,096          155,046
   Vilmorin & Cie SA...................................   7,697          830,734
   Vinci SA............................................ 103,654        4,807,508
   Virbac SA...........................................   2,717          456,974
  *Vivalis SA..........................................   1,893           14,966
  #Vivendi SA.......................................... 539,490        9,978,680
   VM Materiaux SA.....................................     811           24,803
   Vranken Pommery Monopole SA.........................   3,807          120,432
   Zodiac Aerospace SA.................................  50,808        5,591,107
                                                                    ------------
TOTAL FRANCE...........................................              406,827,914
                                                                    ------------
GERMANY -- (5.3%)
  #A.S. Creation Tapeton AG............................     906           32,350
 #*Aareal Bank AG......................................  63,201        1,220,694
   Adidas-Salomon AG...................................  71,280        5,945,444
  *ADVA AG Optical Networking..........................  61,322          441,765
  *Advanced Inflight Alliance AG.......................     486            2,497
  *Agennix AG..........................................   1,780            4,006
  *Air Berlin P.L.C....................................  63,691          171,574
  #Aixtron SE..........................................  87,956        1,607,055
  *Allgeier Holding AG.................................     290            4,708
   Allianz SE.......................................... 104,690       11,677,236
   Allianz SE Sponsored ADR............................ 984,886       10,892,839
   Amadeus Fire AG.....................................   1,982           99,208
   Analytik Jena AG....................................   3,242           49,424
  *Asian Bamboo AG.....................................  12,050          177,972
   AUGUSTA Technologie AG..............................  11,999          377,305
   Aurubis AG..........................................  47,319        2,633,629
  #Axel Springer AG....................................  32,679        1,490,977
   Baader Bank AG......................................  11,484           34,767
 #*Balda AG............................................  54,191          408,779
  #BASF SE.............................................  60,260        4,961,380
  #BASF SE Sponsored ADR...............................  58,000        4,769,920
  *Bauer AG............................................  12,965          320,110
  #Bayer AG............................................  73,395        5,171,685
  #Bayer AG Sponsored ADR..............................  10,700          757,132
   Bayerische Motoren Werke AG......................... 146,243       13,909,458
   BayWa AG............................................  18,290          667,408
  *Beate Uhse AG.......................................   6,586            2,601
   Bechtle AG..........................................  18,848          848,978
  #Beiersdorf AG.......................................  14,271        1,001,490
   Bertrandt AG........................................   3,592          272,370
  *Bijou Brigitte AG...................................     149           13,760
   Bilfinger Berger SE.................................  50,521        4,622,261

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

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CONTINUED


                                                         SHARES         VALUE++
                                                        ---------     -----------
GERMANY -- (Continued)
   Biotest AG..........................................     2,376     $   148,777
 #*Boewe Systec AG.....................................       836              89
  *Borussia Dortmund GmbH & Co. KGaA...................    81,773         270,727
  *Brenntag AG.........................................    11,260       1,402,753
  *CANCOM AG...........................................    12,277         216,511
   Carl Zeiss Meditec AG...............................    29,296         815,608
  *CAT Oil AG..........................................    22,636         188,847
  *Celesio AG..........................................   109,697       1,891,726
   CENIT AG............................................     2,601          24,206
  *Centrosolar Group AG................................    12,721          15,146
   Centrotec Sustainable AG............................     9,963         163,388
   Centrotherm Photovoltaics AG........................    12,687         131,690
   Cewe Color Holding AG...............................     5,813         256,248
  *Colonia Real Estate AG..............................     2,454          10,459
   Comdirect Bank AG...................................    35,534         406,432
 #*Commerzbank AG...................................... 2,590,970       5,609,852
  #CompuGroup Medical AG...............................    10,931         168,109
 #*Conergy AG..........................................    27,238          16,957
  *Constantin Medien AG................................    54,670         121,888
 #*Continental AG......................................    44,510       4,316,941
   CropEnergies AG.....................................    27,661         177,387
   CTS Eventim AG......................................     9,139         356,838
  *Curanum AG..........................................    15,622          40,415
   DAB Bank AG.........................................    13,385          62,932
   Daimler AG..........................................   406,057      22,467,707
   Data Modul AG.......................................     2,305          46,237
  *DEAG Deutsche Entertainment AG......................     1,086           3,805
  *Delticom AG.........................................     2,605         253,147
  #Deufol AG...........................................    10,845          13,572
   Deutsche Bank AG....................................   331,650      14,397,919
   Deutsche Bank AG (D18190898)........................    81,731       3,546,308
   Deutsche Beteiligungs AG............................     1,741          38,671
   Deutsche Boerse AG..................................    27,488       1,725,938
  #Deutsche Lufthansa AG...............................   332,714       4,332,719
   Deutsche Post AG....................................   639,180      11,935,976
   Deutsche Telekom AG.................................   735,396       8,291,370
  #Deutsche Telekom AG Sponsored ADR...................   528,190       6,021,366
   Deutsche Wohnen AG..................................    85,853       1,263,095
  *Deutz AG............................................   110,468         784,021
 #*Dialog Semiconductor P.L.C..........................    34,822         767,266
   DIC Asset AG........................................     7,350          68,498
  #Douglas Holding AG..................................    28,519       1,310,389
   Dr. Hoenle AG.......................................     5,425          76,994
   Draegerwerk AG & Co. KGaA...........................     1,822         182,185
   Drillisch AG........................................    46,551         587,431
  #Duerr AG............................................     9,127         576,848
   DVB Bank SE.........................................    14,830         459,585
  #E.ON AG.............................................   592,057      13,405,193
  #E.ON AG Sponsored ADR...............................   218,470       4,935,237
  #Eckert & Ziegler AG.................................     4,159         136,000
   Elmos Semiconductor AG..............................    13,447         151,007
  #ElreingKlinger AG...................................    18,947         548,852
  *ENvitec Biogas AG...................................     1,467          15,652
  *Epigenomics AG......................................        20              57
  *Euromicron AG.......................................     9,255         260,702
  *Evotec AG...........................................   142,137         485,780
   Fielmann AG.........................................     3,212         311,300
 #*First Sensor AG.....................................     8,351         109,237
   Fraport AG..........................................    41,339       2,688,056
   Freenet AG..........................................   160,661       2,794,166
   Fresenius Medical Care AG & Co. KGaA................     3,362         238,741

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

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CONTINUED


                                                        SHARES       VALUE++
                                                        -------     ----------
GERMANY -- (Continued)
  #Fresenius Medical Care AG & Co. KGaA ADR............  26,500     $1,881,500
   Fresenius SE & Co. KGaA.............................  27,325      2,728,057
   Fuchs Petrolub AG...................................   3,792        211,590
  *GAGFAH SA...........................................  57,918        519,464
   GEA Group AG........................................  87,489      2,889,558
   Generali Deutschland Holding AG.....................     315         26,648
   Gerresheimer AG.....................................  33,931      1,567,412
   Gerry Weber International AG........................   9,067        385,120
  *Gesco AG............................................   4,242        354,834
   GFK SE..............................................  13,721        729,122
   GFT Technologies AG.................................  13,243         54,767
 #*Gigaset AG..........................................  49,566        142,994
 #*Gildemeister AG.....................................  64,087      1,313,181
  *Grammer AG..........................................  19,676        418,468
   Grenkeleasing AG....................................   8,480        565,790
   H&R AG..............................................  13,866        279,006
  *Hamburger Hafen und Logistik AG.....................  10,631        352,638
  #Hannover Rueckversicherung AG.......................  77,908      4,714,775
   Hawesko Holding AG..................................   1,492         75,216
 #*Heidelberger Druckmaschinen AG...................... 321,667        562,364
  #Heidelberger Zement AG.............................. 118,229      6,505,486
   Henkel AG & Co. KGaA................................  22,389      1,370,888
   Highlight Communications AG.........................  13,073         60,562
  #Hochtief AG.........................................  46,071      2,702,383
  *Homag Group AG......................................     780         10,513
   Indus Holding AG....................................  25,224        786,177
   Infineon Technologies AG ADR........................ 511,176      5,091,313
   Innovation in Traffic Systems AG....................     144          3,481
   Interseroh SE.......................................   5,028        352,744
  *Intershop Communications AG.........................   3,523         12,800
   Isra Vision Systems AG..............................   2,057         49,230
 #*IVG Immobilien AG................................... 212,005        491,058
  *Jenoptik AG.........................................  64,238        529,076
  *K+S AG..............................................  22,355      1,117,340
  *Kabel Deutschland Holding AG........................  46,171      2,910,752
   Kloeckner & Co. SE.................................. 248,595      3,383,417
  #Koenig & Bauer AG...................................   2,868         46,891
   Kontron AG..........................................  79,452        575,483
  #Krones AG...........................................  15,743        872,384
   KSB AG..............................................     214        135,410
 #*Kuka AG.............................................  29,056        691,963
   KWS Saat AG.........................................   2,259        602,759
   Lanxess AG..........................................  60,143      4,788,355
   Leifheit AG.........................................     465         15,297
   Leoni AG............................................  39,376      2,023,570
  #Linde AG............................................  50,899      8,712,020
  *Loewe AG............................................   5,186         29,219
  #LPKF Laser & Electronics AG.........................   6,673        117,909
   MAN SE..............................................  33,499      4,234,647
  *Manz AG.............................................   2,826         87,024
  *Masterflex AG.......................................     338          2,173
   Mediclin AG.........................................  13,261         63,193
 #*Medigene AG.........................................  29,373         57,708
   Merck KGaA..........................................  43,308      4,760,400
   Metro AG............................................  76,862      2,481,479
   MLP AG..............................................  64,937        549,348
   Mobotix AG..........................................   2,823         82,044
  *Mologen AG..........................................      50            636
  *Morphosys AG........................................  22,534        615,485
   MTU Aero Engines Holding AG.........................  19,518      1,644,526
  #Muehlbauer Holding & Co. AG.........................   1,362         47,409

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

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CONTINUED



                                                        SHARES        VALUE++
                                                        -------     -----------
GERMANY -- (Continued)
  #Munchener Rueckversicherungs-Gesellschaft AG........  84,700     $12,302,677
   MVV Energie AG......................................  13,093         413,609
   Nemetschek AG.......................................   2,093          85,769
  *Nexus AG............................................   2,391          26,579
  *Nordex SE...........................................  72,556         322,759
  #OHB AG..............................................   7,105         127,743
  *Patrizia Immobilien AG..............................  30,916         200,392
   Pfeiffer Vacuum Technology AG.......................   4,016         487,575
  *Pfleiderer AG.......................................  48,868           9,965
  *Phoenix Solar AG....................................   4,180           5,794
   PNE Wind AG.........................................  68,848         146,980
   Praktiker AG........................................  86,417         193,595
   Progress-Werk Oberkirch AG..........................     638          34,003
  #PSI AG Gesellschaft Fuer Produkte und Systeme der
    Informationstechnologie............................   3,155          71,116
  *Pulsion Medical Systems SE..........................   6,376          50,177
  #Puma SE.............................................   2,392         839,397
   PVA TePla AG........................................   8,269          40,745
 #*QIAGEN NV........................................... 258,047       4,266,686
  *QSC AG.............................................. 104,564         271,725
   R Stahl AG..........................................   2,721          97,624
  #Rational AG.........................................   1,452         371,290
  *REALTECH AG.........................................     215           1,743
   Renk AG.............................................     258          23,837
   Rheinmetall AG......................................  51,994       2,921,755
   Rhoen-Klinikum AG................................... 140,590       3,956,394
  *RWE AG.............................................. 220,171       9,464,471
   S.A.G. Solarstrom AG................................   6,149          20,770
  *SAF-Holland SA......................................  46,845         394,271
  #Salzgitter AG.......................................  56,489       2,960,783
   SAP AG..............................................     496          32,891
  #SAP AG Sponsored ADR................................  54,592       3,618,904
   Schaltbau Holding AG................................     881          96,677
  *Sedo Holding AG.....................................     133             530
 #*SGL Carbon SE.......................................  47,995       2,193,613
   Siemens AG Sponsored ADR............................ 133,713      12,417,926
 #*Singulus Technologies AG............................  59,558         193,216
  #Sixt AG.............................................  25,394         527,549
  *SKW Stahl-Metallurgie Holding AG....................   8,451         162,315
  *Sky Deutschland AG.................................. 415,615       1,064,204
  *SMA Solar Technology AG.............................   2,018          84,587
  *SMT Scharf AG.......................................     257           7,827
  #Software AG.........................................  21,048         735,726
  #Solarworld AG....................................... 102,526         216,214
  #Stada Arzneimittel AG...............................  75,204       2,496,705
   STINAG Stuttgart Invest AG..........................   2,186          46,034
   STRATEC Biomedical AG...............................   4,239         201,905
  *Stroer Out-of-Home Media AG.........................  11,183         190,985
   Suedzucker AG.......................................  87,688       2,670,270
  *Suss Microtec AG....................................  25,291         351,913
   Symrise AG..........................................  79,251       2,296,858
  *TAG Immobilien AG................................... 122,934       1,220,827
   Takkt AG............................................  13,568         199,378
  *Technotrans AG......................................   3,213          21,963
  #Telegate AG.........................................   3,961          33,927
  #ThyssenKrupp AG..................................... 324,409       7,693,443
  *Tipp24 SE...........................................   2,135         121,285
  *Tom Tailor Holding AG...............................  13,334         248,080
   Tomorrow Focus AG...................................   5,190          26,095
 #*TUI AG.............................................. 200,085       1,463,245
   UCB SA..............................................     546          25,135
   United Internet AG..................................  42,521         841,475

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     ------------
GERMANY -- (Continued)
  *Verbio AG................................................    22,353     $     86,044
  #Volkswagen AG............................................    13,244        2,262,406
   Vossloh AG...............................................     8,060          786,510
   VTG AG...................................................    14,802          268,125
   Wacker Chemie AG.........................................    12,520        1,009,530
   Wacker Neuson SE.........................................    35,579          587,697
   Washtec AG...............................................    52,055          629,608
   Wincor Nixdorf AG........................................    10,549          409,291
   Wirecard AG..............................................    48,194          894,163
   Wuerttembergische Metallwarenfabrik AG...................     1,571           80,722
   XING AG..................................................     1,770          132,017
   Zhongde Waste Technology AG..............................     2,580            9,604
  *zooplus AG...............................................     1,503           75,162
                                                                           ------------
TOTAL GERMANY...............................................                363,865,596
                                                                           ------------
GREECE -- (0.3%)
  *Aegean Airlines S.A......................................    11,435           21,196
  *Aegek S.A................................................    51,172            6,835
  *Alapis Holding Industrial & Commercial S.A. of
    Pharmaceutical Chemical Products........................    69,510            3,772
  *Alpha Bank A.E...........................................   561,191          787,462
  *Anek Lines S.A...........................................   140,825           18,070
  *Astir Palace Hotels S.A..................................    16,370           65,106
  *Attica Bank S.A..........................................    45,479           15,680
  *Autohellas S.A...........................................     8,597           15,579
  *Balkan Real Estate S.A...................................     7,486            2,778
  *Bank of Cyprus Public Co., Ltd........................... 1,186,156          707,021
   Bank of Greece S.A.......................................    20,979          375,613
   Coca-Cola Hellenic Bottling Co. S.A......................    90,095        1,789,508
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.................    50,200          987,936
  *Cyprus Popular Bank PCL..................................   994,718          266,168
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.....    64,268           17,262
  *EFG Eurobank Ergasias S.A................................   384,693          306,371
   Elektrak S.A.............................................     4,647           10,779
   Ellaktor S.A.............................................   153,337          249,857
  *Elval--Hellenic Aluminium Industry S.A...................     9,817           14,430
   Euro Reliance General Insurance Co. S.A..................       212              129
  *Euromedica S.A...........................................     5,050            2,875
   EYDAP Athens Water Supply & Sewage Co. S.A...............    23,542          121,518
  *Folli Follie Group S.A...................................    30,765          285,318
  *Forthnet S.A.............................................   270,640           42,554
  *Fourlis Holdings S.A.....................................    42,377           66,726
   Frigoglass S.A...........................................    11,866           75,493
   GEK Terna S.A............................................    43,566           47,847
  *Geniki Bank S.A..........................................    63,245           18,051
  *Halkor S.A...............................................    55,380           30,698
   Hellenic Exchanges S.A...................................   130,999          454,412
   Hellenic Petroleum S.A...................................   166,427        1,223,239
  *Hellenic Telecommunication Organization Co. S.A..........   309,016        1,008,802
  #Hellenic Telecommunication Organization Co. S.A.
    Sponsored ADR...........................................   103,600          173,012
  *Heracles General Cement Co. S.A..........................    11,802           27,652
  *Iaso S.A.................................................    18,699           14,588
   Inform P. Lykos S.A......................................    12,414           13,364
  *Intracom Holdings S.A....................................   104,325           22,233
  *Intracom Technical & Steel Constructions S.A.............     4,508            2,756
   Intralot S.A.-Integrated Lottery Systems & Services......   142,895          144,659
   J&P-Avax S.A.............................................   138,923          163,295
   JUMBO S.A................................................   110,250          535,745
  *Kathimerini Publishing S.A...............................     3,935            2,728
  *Lambrakis Press S.A......................................    58,058            9,051
   Loulis Mills S.A.........................................     2,024            3,218
  *M.J. Mailis S.A..........................................     5,070              509

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
GREECE -- (Continued)
  *Marfin Investment Group Holdings S.A..................... 1,013,154     $   396,930
   Metka S.A................................................    27,895         306,611
   Motor Oil (Hellas) Corinth Refineries S.A................    88,770         728,410
  *Mytilineos Holdings S.A..................................   139,596         476,775
  *National Bank of Greece S.A..............................   907,097       2,023,864
 #*National Bank of Greece S.A. ADR.........................   208,002         474,245
  *Nirefs Acquaculture S.A..................................    16,373           9,982
  *OPAP S.A.................................................   130,218       1,163,747
  *Piraeus Bank S.A......................................... 1,207,382         415,159
   Piraeus Port Authority S.A...............................     5,029          71,784
  *Proton Bank S.A..........................................    33,481              --
   Public Power Corp. S.A...................................    90,520         304,452
  *Real Estate Development & Services S.A...................     7,909           4,564
   S&B Industrial Minerals S.A..............................    13,030          85,239
  *Sarantis S.A.............................................    10,732          29,702
  *Sidenor Steel Products Manufacturing Co. S.A.............    28,031          34,313
  *Sprider Stores S.A.......................................     2,890             455
  *T Bank S.A...............................................    46,506           2,955
  *Technical Olympic S.A....................................     5,360           8,225
  *Teletypos S.A. Mega Channel..............................    10,729           3,697
   Terna Energy S.A.........................................    43,161          90,877
   Thessaloniki Port Authority S.A..........................     1,762          27,196
   Thessaloniki Water Supply & Sewage Co. S.A...............       522           2,607
   Titan Cement Co. S.A.....................................    70,614       1,370,142
  *TT Hellenic Postbank S.A.................................   225,165         119,298
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......   176,559         720,034
                                                                           -----------
TOTAL GREECE................................................                19,023,158
                                                                           -----------
HONG KONG -- (2.1%)
   AAC Technologies Holdings, Inc...........................   194,000         569,670
   Aeon Stores Hong Kong Co., Ltd...........................    32,000          90,592
  *AIA Group, Ltd...........................................   755,600       2,678,816
   Alco Holdings, Ltd.......................................   256,000          90,249
   Allied Group, Ltd........................................    72,000         164,577
   Allied Properties (H.K.), Ltd............................ 2,868,393         375,966
  *Apac Resources, Ltd...................................... 4,320,000         182,963
  *Apollo Solar Energy Technology Holdings, Ltd............. 2,946,000          81,136
   APT Satellite Holdings, Ltd..............................   111,000          32,577
   Arts Optical International Holdings, Ltd.................    70,000          22,725
   Asia Financial Holdings, Ltd.............................   270,000          98,572
   Asia Satellite Telecommunications Holdings, Ltd..........   148,000         421,680
   Asia Standard International Group, Ltd...................   494,745          80,347
   ASM Pacific Technology, Ltd..............................    34,200         462,050
   Associated International Hotels, Ltd.....................    79,000         167,869
   Aupu Group Holding Co., Ltd..............................   400,000          34,440
   Bank of East Asia, Ltd...................................   919,746       3,428,102
   Bauhaus International Holdings, Ltd......................   148,000          38,465
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.......... 1,123,200          11,390
  *Bio-Dynamic Group, Ltd...................................   664,000          54,758
  *Birmingham International Holdings, Ltd................... 1,534,000          30,053
   BOC Hong Kong Holdings, Ltd..............................   682,500       2,113,901
  #Bonjour Holdings, Ltd....................................   692,000         104,864
   Bossini International Holdings, Ltd...................... 1,204,000          83,495
  #Brightoil Petroleum Holdings, Ltd........................ 1,511,000         332,613
 #*Burwill Holdings, Ltd.................................... 3,573,600          61,195
   Cafe de Coral Holdings, Ltd..............................   208,000         569,805
  *Capital Estate, Ltd...................................... 1,285,000          37,970
  *Carico Holdings, Ltd..................................... 2,240,000         119,448
   Cathay Pacific Airways, Ltd..............................   943,000       1,595,390
  *Century Sunshine Group Holdings, Ltd.....................   700,000          22,573
   Champion Technology Holdings, Ltd........................ 5,170,397          67,883

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

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CONTINUED

                                                               SHARES        VALUE++
                                                             ----------     ----------
HONG KONG -- (Continued)
  *Chaoyue Group, Ltd.......................................    650,000     $   16,701
   Chen Hsong Holdings, Ltd.................................    360,000        120,279
   Cheuk Nang Holdings, Ltd.................................     94,768         38,101
   Cheung Kong Holdings, Ltd................................    574,000      7,605,895
   Cheung Kong Infrastructure Holdings, Ltd.................    178,045      1,052,858
   Chevalier International Holdings, Ltd....................    102,000        107,537
  *China Billion Resources, Ltd.............................  5,752,080             --
  *China Boon Holdings, Ltd.................................  2,400,000         27,434
  *China Daye Non-Ferrous Metals Mining, Ltd................    450,000         23,698
  *China Electronics Corp. Holdings Co., Ltd................    150,000         12,181
  *China Energy Development Holdings, Ltd...................  5,924,000         70,451
  *China Environmental Investment Holdings, Ltd.............  1,845,000         58,153
  *China Financial Services Holdings, Ltd...................    304,000         18,656
  *China Flavors & Fragrances Co., Ltd......................     23,103          4,007
  *China Infrastructure Investment, Ltd.....................  2,032,000         63,873
   China Metal International Holdings, Ltd..................    540,000         93,661
  *China Motion Telecom International, Ltd..................    490,000          6,922
  *China Nuclear Industry 23 International Corp., Ltd.......    274,000         75,563
  *China Ocean Shipbuilding Industry Group, Ltd.............  1,275,000         11,456
  *China Oriental Culture Group, Ltd........................    796,000         29,187
  *China Renji Medical Group, Ltd...........................  7,088,000             --
  *China Resources & Transportation Group, Ltd..............  7,300,000        300,538
  *China Solar Energy Holdings, Ltd......................... 10,335,000         51,791
  *China Strategic Holdings, Ltd............................  2,520,000         46,957
   China Ting Group Holdings, Ltd...........................    692,000         48,912
  *China Tycoon Beverage Holdings, Ltd......................     60,000            657
  *China WindPower Group, Ltd...............................  4,743,400        197,183
  *China Yunnan Tin Minerals Group Co., Ltd.................    306,376         12,605
   China-Hongkong Photo Products Holdings, Ltd..............    366,000         24,937
  #Chong Hing Bank, Ltd.....................................    206,000        372,772
  #Chow Sang Sang Holdings International, Ltd...............    274,000        692,852
   Chu Kong Shipping Development Co., Ltd...................    774,000        123,214
   Chuang's China Investments, Ltd..........................    798,000         42,731
   Chuang's Consortium International, Ltd...................    565,487         58,126
  *Chun Wo Development Holdings, Ltd........................    348,000         19,234
   Citic Telecom International Holdings, Ltd................  1,187,000        246,744
  #City Telecom, Ltd. ADR...................................     20,634        239,354
   CK Life Sciences International Holdings, Inc.............  3,650,000        208,984
   CLP Holdings, Ltd........................................    187,500      1,605,130
   COL Capital, Ltd.........................................     64,000          8,390
  *Continental Holdings, Ltd................................  2,200,000         27,787
   Cosmos Machinery Enterprises, Ltd........................    250,000         15,856
  *CP Lotus Corp., Ltd......................................  1,420,000         46,595
   Cross-Harbour Holdings, Ltd. (The).......................    102,000         82,948
   CSI Properties, Ltd......................................  5,104,200        207,422
  *Culture Landmark Investment, Ltd.........................  2,060,000         21,026
  *Culturecom Holdings, Ltd.................................    705,000        120,845
   Dah Sing Banking Group, Ltd..............................    595,382        615,298
   Dah Sing Financial Holdings, Ltd.........................    192,450        687,549
  *Dan Form Holdings Co., Ltd...............................  1,327,900        180,707
  *Dejin Resources Group Co., Ltd...........................  9,492,000         40,048
   Dickson Concepts International, Ltd......................    439,500        242,976
   DVN Holdings, Ltd........................................  1,550,000         54,811
   Eagle Nice International Holdings, Ltd...................    534,000        119,070
   EcoGreen Fine Chemicals Group, Ltd.......................    232,000         43,976
  *EganaGoldpfeil Holdings, Ltd.............................    209,588             --
   Emperor Entertainment Hotel, Ltd.........................    725,000        133,280
   Emperor International Holdings, Ltd......................  1,896,416        340,880
   Emperor Watch & Jewellery, Ltd...........................  3,220,000        449,551
  *Enviro Energy International Holdings, Ltd................    408,000         10,843
  *EPI Holdings, Ltd........................................  1,938,000         45,231

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

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CONTINUED

                                                           SHARES        VALUE++
                                                         ----------     ----------
HONG KONG -- (Continued)
   Esprit Holdings, Ltd.................................  1,518,142     $3,111,782
  *eSun Holdings, Ltd...................................  1,123,000        154,364
   EVA Precision Industrial Holdings, Ltd...............  1,568,000        263,488
   Fairwood, Ltd........................................     80,000        136,772
   Far East Consortium International, Ltd...............  1,359,122        248,198
  *First Natural Foods Holdings, Ltd....................    225,000             --
   First Pacific Co., Ltd...............................  1,983,756      2,146,366
  *Fook Woo Group Holdings, Ltd.........................    746,000        130,765
  *Foundation Group, Ltd................................    650,000             --
   Fountain SET Holdings, Ltd...........................    590,000         74,263
  *Foxconn International Holdings, Ltd..................  1,664,000        786,863
  *Frasers Property China, Ltd..........................  2,280,000         55,834
  *Freeman Financial Corp., Ltd.........................    447,000          9,115
   Fujikon Industrial Holdings, Ltd.....................    128,000         19,845
 #*Galaxy Entertainment Group, Ltd......................    533,000      1,665,019
  *Genting Hong Kong, Ltd...............................    678,000        249,729
   Get Nice Holdings, Ltd...............................  5,408,000        236,300
   Giordano International, Ltd..........................  1,008,000        875,106
   Glorious Sun Enterprises, Ltd........................    656,000        224,313
   Gold Peak Industries Holding, Ltd....................    453,000         45,186
   Golden Resources Development International, Ltd......    676,000         32,513
  *Good Fellow Resources Holdings, Ltd..................    130,000          4,455
  *Greenheart Group, Ltd................................    374,000         23,911
  *G-Resources Group, Ltd............................... 15,195,000        976,386
   Guangnan Holdings, Ltd...............................    756,000        110,008
  *Guotai Junan International Holdings, Ltd.............    175,000         59,031
   Haitong International Securities Group, Ltd..........    228,328         81,565
  *Hang Fung Gold Technology, Ltd.......................    250,000             --
   Hang Lung Group, Ltd.................................    644,000      4,012,400
   Hang Lung Properties, Ltd............................  1,214,000      4,471,078
  #Hang Seng Bank, Ltd..................................     66,100        905,198
  *Hans Energy Co., Ltd.................................  1,214,000         19,177
   Harbour Centre Development, Ltd......................    158,000        191,867
   Henderson Land Development Co., Ltd..................    746,277      4,234,475
   HKR International, Ltd...............................    876,762        331,066
  *HKT Trust and HKT, Ltd...............................     90,478         70,319
   Hon Kwok Land Investment Co., Ltd....................    234,000         80,337
   Hong Kong & China Gas Co., Ltd.......................    531,381      1,357,361
  #Hong Kong & Shanghai Hotels, Ltd.....................    852,671      1,115,796
   Hong Kong Aircraft Engineering Co., Ltd..............     24,400        340,349
  #Hong Kong Exchanges & Clearing, Ltd..................     66,600      1,058,287
   Hongkong Chinese, Ltd................................  1,655,143        263,077
   Hop Fung Group Holdings, Ltd.........................     30,000          1,873
   Hopewell Holdings, Ltd...............................    749,000      2,007,411
   Hsin Chong Construction Group, Ltd...................    466,000         68,998
  *Huafeng Group Holdings, Ltd..........................  2,315,800         59,247
   Hung Hing Printing Group, Ltd........................    528,524         87,267
   Hutchison Telecommunications Hong Kong Holdings, Ltd.  2,278,000      1,012,138
   Hutchison Whampoa, Ltd...............................    915,000      8,771,610
  *Hybrid Kinetic Group, Ltd............................  2,306,000         43,159
   Hysan Development Co., Ltd...........................    132,543        598,303
  *I-Cable Communications, Ltd..........................    512,000         27,578
  *IDT International, Ltd...............................  1,076,000         16,761
  *Imagi International Holdings, Ltd....................  4,880,000         77,830
   IPE Group, Ltd.......................................  1,225,000         99,289
  *IRC, Ltd,............................................    972,000        141,819
  *IT, Ltd..............................................    753,087        395,002
  *ITC Properties Group, Ltd............................    330,400         94,943
  *Jinhui Holdings, Ltd.................................    253,000         47,898
  *Jiuzhou Development Co., Ltd.........................    642,000         58,734
   JLF Investment Co., Ltd..............................    610,000         38,784

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

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CONTINUED

                                                               SHARES        VALUE++
                                                             ----------     ----------
HONG KONG -- (Continued)
   Johnson Electric Holdings, Ltd...........................  1,741,000     $1,090,088
  #K Wah International Holdings, Ltd........................  1,915,391        805,675
   Kam Hing International Holdings, Ltd.....................     74,000          6,574
   Kantone Holdings, Ltd....................................  2,444,360         20,360
  *Karl Thomson Holdings, Ltd...............................     28,000          1,058
   Kerry Properties, Ltd....................................    574,583      2,599,774
   Kin Yat Holdings, Ltd....................................    176,000         25,051
  *King Stone Energy Group, Ltd.............................    872,000         67,227
   Kingmaker Footwear Holdings, Ltd.........................    754,000        121,175
   Kingston Financial Group, Ltd............................  3,751,000        341,913
   Kith Holdings, Ltd.......................................     20,000          2,171
  *Kiu Hung Energy Holdings, Ltd............................  2,240,000         15,568
  *Ko Yo Chemical Group, Ltd................................  5,180,000         90,231
  *Kosmopolito Hotels International, Ltd....................    220,000         37,817
  #Kowloon Development Co., Ltd.............................    552,000        574,528
  *Lai Sun Development Co., Ltd............................. 18,314,666        284,345
  *Lai Sun Garment International, Ltd.......................    918,000         74,364
   Lam Soon Hong Kong, Ltd..................................     12,000          6,812
   Lee & Man Chemical Co., Ltd..............................    158,000        125,445
   Lee & Man Handbags, Ltd..................................     42,000          4,849
   Lerado Group Holdings Co., Ltd...........................    570,000         54,975
   Li & Fung, Ltd...........................................    651,250      1,388,754
   Lifestyle International Holdings, Ltd....................    151,000        351,937
   Lippo China Resources, Ltd...............................  5,560,000        139,542
   Lippo, Ltd...............................................    365,000        129,702
   Liu Chong Hing Investment, Ltd...........................    160,000        166,938
  *L'Occitane International SA..............................     64,000        170,255
  *Longrun Tea Group Co., Ltd...............................     60,000          2,629
   Luen Thai Holdings, Ltd..................................    391,000         52,644
   Luk Fook Holdings International, Ltd.....................    186,000        527,087
   Luks Industrial Group, Ltd...............................    130,000         26,729
  *Lung Cheong International Holdings, Ltd..................  1,224,000         37,767
   Lung Kee (Bermuda) Holdings, Ltd.........................    222,000        104,936
   Magnificent Estates, Ltd.................................  3,238,000        133,567
   Man Yue Technology Holdings, Ltd.........................    254,000         53,010
  *Mascotte Holdings, Ltd...................................    304,000         21,550
  *Mei Ah Entertainment Group, Ltd..........................  3,200,000         51,094
  *Melco International Development, Ltd.....................  1,317,000      1,378,716
   Midland Holdings, Ltd....................................    804,000        403,176
   Ming Fai International Holdings, Ltd.....................    453,000         47,468
  *Ming Fung Jewellery Group, Ltd...........................  3,284,000        188,174
   Miramar Hotel & Investment Co., Ltd......................    241,000        266,066
  *Mongolian Mining Corp....................................    211,000        169,515
   MTR Corp.................................................    537,214      1,905,302
  *Nan Nan Resources Enterprise, Ltd........................    124,000         15,710
   Natural Beauty Bio-Technology, Ltd.......................     70,000         13,494
   Neo-Neon Holdings, Ltd...................................    565,500         99,082
  *Neptune Group, Ltd.......................................    300,000          3,967
   Net2Gather China Holdings, Ltd...........................  2,124,000         25,678
   New Century Group Hong Kong, Ltd.........................  1,119,200         20,956
  *New Smart Energy Group, Ltd..............................  7,350,000         48,903
  *New Times Energy Corp., Ltd..............................    158,200         19,605
   New World Development Co., Ltd...........................  2,733,882      3,396,044
   Neway Group Holdings, Ltd................................  5,250,000         14,146
   NewOcean Green Energy Holdings, Ltd......................  1,076,000        221,634
  *Next Media, Ltd..........................................    722,000         60,387
  *Ngai LiK Industrial Holdings, Ltd........................    130,400          7,001
  *Norstar Founders Group, Ltd..............................    420,000             --
  *North Asia Resources Holdings, Ltd.......................    775,000         28,721
   NWS Holdings, Ltd........................................  1,244,153      1,869,269
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd....  2,130,000         80,669

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

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
HONG KONG -- (Continued)
   Orient Overseas International, Ltd.......................   265,500     $1,812,399
  #Oriental Watch Holdings, Ltd.............................   666,240        277,930
   Pacific Andes International Holdings, Ltd................ 2,774,274        189,298
   Pacific Basin Shipping, Ltd.............................. 2,358,000      1,233,964
  *Pacific Century Premium Developments, Ltd................ 1,441,000        341,286
   Pacific Textile Holdings, Ltd............................   432,000        286,567
   Paliburg Holdings, Ltd...................................   586,790        172,866
  *Pan Asia Environmental Protection Group, Ltd.............   522,000         39,465
   PCCW, Ltd................................................ 2,081,000        775,399
   PCCW, Ltd. Sponsored ADR.................................     7,400         26,936
 #*Peace Mark Holdings, Ltd.................................   308,000             --
   Pearl Oriental Oil, Ltd.................................. 2,216,627        196,490
   Pegasus International Holdings, Ltd......................    82,000         12,668
   Pico Far East Holdings, Ltd..............................   718,000        172,476
   Playmates Holdings, Ltd..................................    73,400         29,767
  *Playmates Toys, Ltd......................................    36,700          1,876
  *PME Group, Ltd........................................... 2,540,000         40,848
  *PNG Resources Holdings, Ltd.............................. 2,832,000         43,282
   Polytec Asset Holdings, Ltd.............................. 1,650,000        175,685
   Power Assets Holdings, Ltd...............................   248,000      1,854,751
   Public Financial Holdings, Ltd...........................   464,000        199,767
   PYI Corp., Ltd........................................... 4,134,202        106,458
   Regal Hotels International Holdings, Ltd.................   915,400        378,145
   Richfield Group Holdings, Ltd............................ 1,624,000         83,242
  *Rising Development Holdings, Ltd.........................   278,000         34,429
  #SA SA International Holdings, Ltd........................   448,000        277,057
   Samling Global, Ltd...................................... 3,370,000        319,397
  *Sandmartin International Holdings, Ltd...................   270,000         59,322
   Sands China, Ltd.........................................   134,800        529,511
   SCMP Group, Ltd..........................................    10,000          1,903
   SEA Holdings, Ltd........................................   246,000        116,762
   Shangri-La Asia, Ltd..................................... 1,094,166      2,318,423
  #Shenyin Wanguo, Ltd......................................   355,000        109,558
   Shenzhen High-Tech Holdings, Ltd.........................   172,000         10,464
  *Shougang Concord Grand Group, Ltd........................   693,000         26,656
  *Shougang Concord Technology Holdings, Ltd................ 1,574,000         73,156
   Shun Tak Holdings, Ltd................................... 2,228,250        919,443
   Sing Tao News Corp., Ltd.................................   490,000         70,386
   Singamas Container Holdings, Ltd......................... 2,308,000        687,746
  #Sino Land Co., Ltd....................................... 2,209,675      3,796,021
  *Sinocop Resources Holdings, Ltd..........................   380,000         37,098
  *Sino-Tech International Holdings, Ltd.................... 8,630,000         77,861
   SJM Holdings, Ltd........................................   199,000        436,364
   SmarTone Telecommunications Holdings, Ltd................   396,803        740,908
   SOCAM Development, Ltd...................................   404,488        437,178
  *Solartech International Holdings, Ltd....................    72,000            821
  *Solomon Systech International, Ltd....................... 1,974,000         53,184
  *Soundwill Holdings, Ltd..................................    16,000         25,092
   South China (China), Ltd................................. 1,088,000         74,477
   Stella International Holdings, Ltd.......................   178,000        470,661
  *Stelux Holdings International, Ltd.......................   566,000        136,716
  *Success Universe Group, Ltd.............................. 1,064,000         30,027
   Sun Hing Vision Group Holdings, Ltd......................   122,000         44,490
  #Sun Hung Kai & Co., Ltd..................................   928,797        478,612
   Sun Hung Kai Properties, Ltd.............................   605,699      7,262,752
  *Sun Innovation Holdings, Ltd............................. 1,120,000         24,911
   Sunwah Kingsway Capital Holdings, Ltd.................... 1,004,000         14,884
  *Superb Summit International Timber Co., Ltd.............. 2,801,000         49,820
  #Sustainable Forest Holdings, Ltd......................... 4,087,500         74,933
   Symphony Holdings, Ltd...................................   511,500         25,445
  *Tack Fiori International Group, Ltd......................     5,520             60

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

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CONTINUED

                                                            SHARES         VALUE++
                                                           ---------     ------------
HONG KONG -- (Continued)
   Tai Cheung Holdings, Ltd...............................   578,000     $    409,591
  *Talent Property Group, Ltd............................. 1,245,000           47,287
   Tan Chong International, Ltd...........................   372,000           95,207
  *Tao Heung Holdings, Ltd................................    36,000           18,276
  *Taung Gold International, Ltd.......................... 3,200,000           71,810
   Techtronic Industries Co., Ltd......................... 1,761,500        2,114,277
   Television Broadcasts, Ltd.............................   123,000          901,096
   Termbray Industries International (Holdings), Ltd......   112,000            9,073
   Texwinca Holdings, Ltd.................................   366,000          446,804
  *Theme International Holdings, Ltd......................   680,000           17,581
 #*Titan Petrochemicals Group, Ltd........................ 3,200,000          115,484
  *Tom Group, Ltd......................................... 1,250,000          109,010
   Tongda Group Holdings, Ltd............................. 4,580,000          194,052
   Top Form International, Ltd............................   340,000           14,861
   Town Health International Investments, Ltd.............   412,835           41,446
   Tradelink Electronic Commerce, Ltd.....................   198,000           30,065
  #Transport International Holdings, Ltd..................   269,800          554,656
   Trinity, Ltd...........................................   404,000          336,927
  *TSC Group Holdings, Ltd................................   771,000          119,896
   Tse Sui Luen Jewellery International, Ltd..............    60,000           49,980
   Tungtex Holdings Co., Ltd..............................   174,000           19,403
   Tysan Holdings, Ltd....................................   300,000           59,193
   United Laboratories International Holdings, Ltd. (The).   947,500          380,504
   Universal Technologies Holdings, Ltd................... 1,270,000           68,316
  *U-Right International Holdings, Ltd.................... 1,502,000            2,710
  *Value Convergence Holdings, Ltd........................   252,000           35,960
   Value Partners Group, Ltd..............................   461,000          282,936
  *Vantage International Holdings, Ltd....................   222,000           17,930
   Varitronix International, Ltd..........................   369,000          184,448
   Vedan International Holdings, Ltd...................... 1,192,000           76,900
   Victory City International Holdings, Ltd............... 1,189,116          135,853
   Vitasoy International Holdings, Ltd....................   286,000          209,596
  *Vongroup, Ltd.......................................... 1,765,000           10,710
  *VST Holdings, Ltd......................................   764,000          184,619
  #VTech Holdings, Ltd....................................    52,200          584,030
 #*Wah Nam International Holdings, Ltd.................... 2,698,520          157,456
   Wai Kee Holdings, Ltd..................................   222,000           40,431
   Wang On Group, Ltd..................................... 3,320,000           35,653
   Water Oasis Group, Ltd.................................   184,000           28,156
   Wharf Holdings, Ltd....................................   701,750        4,161,633
   Wheelock & Co., Ltd....................................   716,000        2,412,349
   Win Hanverky Holdings, Ltd.............................   598,000           58,448
   Wing Hang Bank, Ltd....................................   182,446        1,934,252
   Wing On Co. International, Ltd.........................   123,137          271,043
   Wing Tai Properties, Ltd...............................   374,000          157,146
  *Wo Kee Hong Holdings, Ltd..............................    25,000              803
   Wong's Kong King International Holdings, Ltd...........   110,000           10,465
   Wynn Macau, Ltd........................................   177,600          567,689
   Xingye Copper International Group, Ltd.................   722,000          106,426
   Xinyi Glass Holdings, Ltd..............................   990,000          636,501
   Yau Lee Holdings, Ltd..................................   218,000           28,061
   Yeebo (International Holdings), Ltd....................    26,000            4,365
   YGM Trading, Ltd.......................................    89,000          235,691
   Yue Yuen Industrial Holdings, Ltd......................   407,500        1,359,434
   Yugang International, Ltd.............................. 4,450,000           23,987
                                                                         ------------
TOTAL HONG KONG...........................................                143,741,558
                                                                         ------------
IRELAND -- (0.5%)
  *Aer Lingus Group P.L.C.................................   167,432          215,582
  *Anglo Irish Bank Corp. P.L.C. (B06H8J9)................   165,847               --
  *Anglo Irish Bank Corp. P.L.C. (B076LH4)................   457,521               --

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
IRELAND -- (Continued)
   C&C Group P.L.C. (B010DT8)...............................    24,767     $   123,631
   C&C Group P.L.C. (B011Y09)...............................   435,149       2,183,830
   CRH P.L.C. (0182704).....................................    70,855       1,436,245
   CRH P.L.C. (4182249).....................................   160,387       3,254,276
   CRH P.L.C. Sponsored ADR.................................   314,292       6,389,556
   DCC P.L.C. (0242493).....................................    25,457         643,747
   DCC P.L.C. (4189477).....................................    80,778       2,042,414
   Dragon Oil P.L.C. (0059079)..............................    78,269         740,279
   Dragon Oil P.L.C. (5323218)..............................   186,500       1,758,700
  *Elan Corp. P.L.C.........................................    11,725         162,188
  *Elan Corp. P.L.C. Sponsored ADR..........................   203,900       2,811,781
   FBD Holdings P.L.C. (0329028)............................    18,709         215,424
   FBD Holdings P.L.C. (4330231)............................    12,312         142,005
   Glanbia P.L.C. (0066950).................................    74,909         569,323
   Glanbia P.L.C. (4058629).................................    13,606         103,320
  *Governor & Co. of the Bank of Ireland P.L.C. (The)....... 3,022,701         449,049
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored
     ADR (The)..............................................    69,496         428,790
   Grafton Group P.L.C......................................   219,083         957,298
   IFG Group P.L.C. (0232524)...............................    19,722          39,490
   IFG Group P.L.C. (4373355)...............................    34,933          69,940
  *Independent News & Media P.L.C. (B59HWB1)................   115,743          40,676
  *Independent News & Media P.L.C. (B5TR5N4)................     9,779           3,430
   Irish Continental Group P.L.C. (3333651).................    12,414         251,554
   Irish Continental Group P.L.C. (3339455).................    13,955         282,749
  *Kenmare Resources P.L.C. (0487948).......................   296,459         243,090
  *Kenmare Resources P.L.C. (4490737).......................    61,000          49,827
   Kerry Group P.L.C. Series A (0490656)....................    76,886       3,515,110
   Kerry Group P.L.C. Series A (4519579)....................    22,072       1,007,999
   Kingspan Group P.L.C. (0492793)..........................    19,320         201,565
  *Kingspan Group P.L.C. (4491235)..........................   142,179       1,489,150
  *McInerney Holdings P.L.C.................................    94,047              --
   Paddy Power P.L.C. (0258810).............................     7,672         500,825
   Paddy Power P.L.C. (4828974).............................     9,804         640,634
  *Smurfit Kappa Group P.L.C................................   144,840       1,220,225
   United Drug P.L.C. (3302480).............................    70,507         216,052
   United Drug P.L.C. (3335969).............................   225,085         691,060
                                                                           -----------
TOTAL IRELAND...............................................                35,090,814
                                                                           -----------
ISRAEL -- (0.6%)
  *Africa Israel Investments, Ltd...........................   102,825         389,573
  *Africa Israel Properties, Ltd............................     7,553          75,518
  *Airport City, Ltd........................................     7,786          37,545
  *Alon Holdings Blue Square Israel, Ltd....................    15,717          56,667
  *AL-ROV Israel, Ltd.......................................     4,964         121,810
   Alrov Properties & Lodgings, Ltd.........................     1,569          26,950
  *Alvarion, Ltd............................................    80,114          60,850
   Amot Investments, Ltd....................................    37,792          97,984
  *AudioCodes, Ltd..........................................    29,705          70,620
  *Avgol Industries 1953, Ltd...............................    30,929          24,825
  *Azrieli Group, Ltd.......................................    14,818         362,084
  *Babylon, Ltd.............................................     1,834          11,912
   Bank Hapoalim B.M........................................ 1,000,946       3,714,431
   Bank Leumi Le-Israel B.M.................................   786,784       2,461,201
   Bayside Land Corp........................................       540         105,487
   Bezeq Israeli Telecommunication Corp., Ltd...............   272,676         454,587
  *Biocell, Ltd.............................................       937           7,227
  *BioLineRX, Ltd...........................................     1,906             522
   Cellcom Israel, Ltd......................................    15,074         189,989
  *Ceragon Networks, Ltd....................................    14,237         130,466
  *Clal Biotechnology Industries, Ltd.......................    34,346         142,732
   Clal Industries & Investments, Ltd.......................    83,965         308,065

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
ISRAEL -- (Continued)
   Clal Insurance Enterprises Holdings, Ltd.................    23,203     $  363,419
   Delek Automotive Systems, Ltd............................    31,324        262,486
  *Delek Group, Ltd.........................................     1,018        198,156
   DS Apex Holdings, Ltd....................................    17,159         79,911
  *El Al Israel Airlines, Ltd...............................   229,770         29,150
  *Elbit Medical Imaging, Ltd...............................    14,867         43,542
   Elbit Systems, Ltd.......................................    24,650        899,272
  *Electra Real Estate, Ltd.................................     4,675         12,148
   Electra, Ltd.............................................     1,787        154,459
  *Elron Electronic Industries, Ltd.........................    20,288         96,446
  *Evogene, Ltd.............................................    16,248         75,783
  *EZchip Semiconductor, Ltd. (6554998).....................     2,588        106,022
  *EZchip Semiconductor, Ltd. (M4146Y108)...................    12,379        498,007
  *First International Bank of Israel, Ltd..................    29,709        336,636
   FMS Enterprises Migun, Ltd...............................     3,360         57,958
   Formula Systems (1985), Ltd..............................     8,566        137,124
   Frutarom Industries, Ltd.................................    41,155        392,453
  *Gilat Satellite Networks, Ltd............................    28,182        115,064
  *Given Imaging, Ltd.......................................    11,382        221,439
   Golf & Co., Ltd..........................................    12,895         44,385
   Granite Hacarmel Investments, Ltd........................    44,269         60,973
  *Hadera Paper, Ltd........................................     2,941        120,494
   Harel Insurance Investments & Finances, Ltd..............    13,707        522,699
   Hot Telecommunications Systems, Ltd......................    23,179        233,646
  *Industrial Building Corp., Ltd...........................    57,446         84,184
   Israel Chemicals, Ltd....................................    84,184        962,966
  *Israel Discount Bank, Ltd. Series A...................... 1,005,757      1,304,307
   Israel Land Development Co., Ltd. (The)..................     7,214         51,460
   Ituran Location & Control, Ltd. (B0LDC23)................    16,672        227,954
   Ituran Location & Control, Ltd. (M6158M104)..............     1,690         22,714
  *Jerusalem Oil Exploration, Ltd...........................    13,185        255,328
  *Kamada, Ltd..............................................    12,435         88,762
  *Kardan Yazamut...........................................    27,282          5,435
  *Magic Software Enterprises, Ltd..........................    10,713         69,280
   Matrix IT, Ltd...........................................    45,752        226,093
   Melisron, Ltd............................................     9,216        171,270
  *Mellanox Technologies, Ltd...............................    21,944      1,260,724
  *Menorah Mivtachim Holdings, Ltd..........................    30,184        238,249
   Migdal Insurance & Financial Holding, Ltd................   298,374        438,798
   Mizrahi Tefahot Bank, Ltd................................   122,302      1,102,039
  *Naphtha Israel Petroleum Corp., Ltd......................    34,482        139,075
   Neto Me Holdings, Ltd....................................     1,394         53,262
  *NICE Systems, Ltd. Sponsored ADR.........................    55,680      2,139,226
  *Nitsba Holdings (1995), Ltd..............................    19,885        174,962
  *Nova Measuring Instruments, Ltd..........................     4,354         37,151
  *Oil Refineries, Ltd......................................   948,413        551,436
  *Orckit Communications, Ltd...............................     1,062            484
   Ormat Industries, Ltd....................................    75,276        373,610
   Osem Investments, Ltd....................................    20,657        315,017
   Partner Communications Co., Ltd..........................    20,502        153,236
   Partner Communications Co., Ltd. ADR.....................    10,175         76,007
   Paz Oil Co., Ltd.........................................     5,370        731,333
   Phoenix Holdings, Ltd. (The).............................    68,435        169,809
  *RADVision, Ltd...........................................     2,502         29,176
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd......     6,583        225,427
  *Retalix, Ltd.............................................    19,994        421,919
   Scailex Corp, Ltd........................................     8,689         36,827
   Shikun & Binui, Ltd......................................   185,070        328,741
  *Strauss Group, Ltd.......................................    29,515        355,641
  *Suny Electronic, Ltd.....................................     5,206         10,847
   Super-Sol, Ltd. Series B.................................    54,981        193,150

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

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
ISRAEL -- (Continued)
   Teva Pharmaceutical Industries, Ltd......................     1,324     $    60,543
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR.......   258,154      11,807,964
  *Tower Semiconductor, Ltd.................................   300,725         291,524
  *Union Bank of Israel, Ltd................................    26,181          92,939
                                                                           -----------
TOTAL ISRAEL................................................                39,191,586
                                                                           -----------
ITALY -- (1.8%)
  #A2A SpA..................................................   587,148         372,590
   ACEA SpA.................................................    54,685         316,331
   Acegas-APS SpA...........................................    27,685         101,334
  *Acotel Group SpA.........................................       164           6,168
  *Aedes SpA................................................   413,437          58,792
   Alerion Cleanpower SpA...................................    21,417         109,310
   Amplifon SpA.............................................    31,608         173,336
   Ansaldo STS SpA..........................................    39,204         346,469
  *Arnoldo Mondadori Editore SpA............................   193,792         286,306
   Ascopiave SpA............................................    41,689          66,107
   Assicurazioni Generali SpA...............................   479,873       6,546,917
   Astaldi SpA..............................................    86,361         669,075
   Atlantia SpA.............................................    65,454         992,436
   Autogrill SpA............................................    56,058         558,182
   Azimut Holding SpA.......................................   101,464         996,805
  #Banca Carige SpA.........................................   850,437         889,032
   Banca Finnat Euramerica SpA..............................    48,133          16,984
   Banca Generali SpA.......................................    24,185         295,870
   Banca IFIS SpA...........................................     8,381          52,332
  #Banca Monte Dei Paschi di Siena SpA...................... 5,748,692       2,044,997
  #Banca Piccolo Credito Valtellinese Scarl.................   366,139         549,081
   Banca Popolare dell'Emilia Romagna Scarl.................   374,622       2,301,648
 #*Banca Popolare dell'Etruria e del Lazio Scarl............   103,509         169,619
  #Banca Popolare di Milano Scarl........................... 4,533,756       2,232,199
  #Banca Popolare di Sondrio Scarl..........................   419,899       2,829,179
   Banca Profilo SpA........................................   191,941          65,717
   Banco di Desio e della Brianza SpA.......................    31,138         112,469
   Banco Popolare Scarl..................................... 1,468,862       2,184,311
  #BasicNet SpA.............................................    47,125         131,645
   Beghelli SpA.............................................    52,121          31,116
   Benetton Group SpA Sponsored ADR.........................     3,400          41,327
  *Biesse SpA...............................................     8,931          39,964
   Bonifica Terreni Ferraresi e Imprese Agricole SpA........       954          41,954
   Brembo SpA...............................................    37,969         430,646
  *Brioschi Sviluppo Immobiliare SpA........................   218,173          28,500
 #*Buongiorno SpA...........................................   162,173         347,157
  *Buzzi Unicem SpA.........................................   124,595       1,268,583
  #C.I.R. SpA--Compagnie Industriali Riunite................   526,921         719,610
   Cairo Communication SpA..................................    13,925          58,525
   Caltagirone Editore SpA..................................   104,017         133,619
  *Carraro SpA..............................................    24,693          57,221
   Cembre SpA...............................................     4,534          36,178
   Cementir Holding SpA.....................................    90,622         178,595
  *Class Editore SpA........................................     9,720           2,961
  #Credito Artigiano SpA....................................    76,968          89,508
   Credito Bergamasco SpA...................................     7,858         180,815
   Credito Emiliano SpA.....................................   171,336         701,454
  *d'Amico International Shipping S.A.......................    13,646           8,649
   Danieli & Co. SpA........................................    17,399         493,849
   Davide Campari--Milano SpA...............................   173,024       1,223,292
   De Longhi SpA............................................    47,129         664,411
  *Delclima SpA.............................................    35,945          21,083
   DiaSorin SpA.............................................    11,549         304,556
  *EEMS Italia SpA..........................................     5,056           2,759

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
ITALY -- (Continued)
  *EI Towers SpA............................................     3,548     $   87,678
   Elica SpA................................................    17,718         16,660
   Emak SpA.................................................     5,067          3,263
   Enel SpA.................................................   702,537      2,303,893
   Engineering Ingegneria Informatica SpA...................     3,045         85,447
   Eni SpA..................................................   274,362      6,096,259
   Eni SpA Sponsored ADR....................................   179,282      7,988,806
   ERG SpA..................................................    69,390        522,930
   Esprinet SpA.............................................    49,730        220,892
  *Eurotech SpA.............................................    33,665         59,505
  #Falck Renewables SpA.....................................   244,688        281,251
  *Fiat Industrial SpA......................................   279,288      3,170,499
 #*Fiat SpA.................................................   859,619      4,152,128
   Fiat SpA Sponsored ADR...................................     8,900         43,610
  *Fiera Milano SpA.........................................     2,610         13,305
  *Finmeccanica SpA.........................................   541,501      2,329,352
 #*Fondiaria--Sai SpA.......................................   208,159        256,276
  *Gas Plus SpA.............................................     5,879         37,991
 #*Gemina SpA...............................................   889,056        759,990
   Geox SpA.................................................    89,782        289,407
   Gruppo Editoriale L'Espresso SpA.........................   179,761        242,861
   Gruppo MutuiOnline SpA...................................       659          2,945
   Hera SpA.................................................   351,113        527,958
   Immsi SpA................................................   295,381        220,927
   Impregilo SpA............................................   553,375      2,186,768
   Indesit Co. SpA..........................................    47,214        274,652
   Industria Macchine Automatiche SpA.......................     3,460         63,478
   Intek SpA................................................    73,119         35,003
   Interpump Group SpA......................................    77,026        687,810
   Intesa Sanpaolo SpA...................................... 4,400,780      6,670,927
   Intesa Sanpaolo SpA Sponsored ADR........................    13,817        126,287
   Iren SpA.................................................   312,378        206,694
   Isagro SpA...............................................     4,323         12,383
  #Italcementi SpA..........................................   110,806        696,682
   Italmobiliare SpA........................................    11,694        221,687
 #*Juventus Football Club SpA...............................   919,332        294,930
  *Kinexia SpA..............................................       435            583
   KME Group SpA............................................   363,715        148,562
   Landi Renzo SpA..........................................    48,404        102,837
  *Lottomatica SpA..........................................    62,496      1,156,181
   Luxottica Group SpA......................................     4,060        145,174
   Luxottica Group SpA Sponsored ADR........................    13,000        463,970
   Maire Tecnimont SpA......................................   351,516        307,694
  #Marcolin SpA.............................................    14,922         70,974
 #*Mariella Burani SpA......................................     2,897             --
   MARR SpA.................................................    23,800        257,714
  *Mediaset SpA.............................................   864,297      2,057,142
   Mediobanca SpA...........................................   726,043      3,549,637
   Mediolanum SpA...........................................   179,329        735,322
 #*Milano Assicurazioni SpA.................................   271,486         90,460
  *Molecular Medicine SpA...................................       578            364
   Nice SpA.................................................    16,046         60,053
  *PanariaGroup Industrie Ceramiche SpA.....................     6,205          7,567
   Parmalat SpA............................................. 1,003,911      2,270,715
   Piaggio & C. SpA.........................................   139,806        422,654
  *Pininfarina SpA..........................................    20,537        104,511
   Pirelli & Co. SpA........................................   319,574      3,893,897
  *Poltrona Frau SpA........................................    21,297         29,371
 #*Prelios SpA.............................................. 1,728,709        364,317
 #*Premafin Finanziaria SpA.................................   173,719         52,166
  *Prima Industrie SpA......................................       514

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CONTINUED


                                                              SHARES     VALUE++
                                                             --------- ------------
ITALY -- (Continued)
   Prysmian SpA.............................................    87,952 $  1,432,638
 #*RCS MediaGroup SpA.......................................   150,344      131,959
   Recordati SpA............................................    84,777      590,256
  *Reno de Medici SpA.......................................   235,915       39,138
   Reply SpA................................................       227        5,121
  *Retelit SpA..............................................    97,423       44,532
  *Risanamento Napoli SpA...................................    15,429        2,222
   Sabaf SpA................................................     3,423       50,788
  #SAES Getters SpA.........................................     4,958       51,372
  *Safilo Group SpA.........................................    63,059      413,783
   Saipem SpA...............................................    36,700    1,813,948
  *Saras SpA................................................   345,357      436,315
   SAVE SpA.................................................    28,144      236,277
  *Screen Service Broadcasting Technologies SpA.............    20,463        7,297
 #*Seat Pagine Gialle SpA................................... 1,199,818       63,713
  *Snai SpA.................................................     8,397       14,681
   Snam SpA.................................................   323,685    1,537,688
   Societa Cattolica di Assicurazioni Scrl..................    50,589      949,917
  #Societa Iniziative Autostradali e Servizi SpA............    66,074      413,986
  *Societa Partecipazioni Finanziarie SpA...................   373,551       12,228
  #Sogefi SpA...............................................    70,212      190,918
   Sol SpA..................................................    25,548      138,638
  *Sorin SpA................................................   347,281      651,972
   Tamburi Investment Partners SpA..........................     5,874       12,138
 #*Telecom Italia Media SpA.................................   585,559      116,793
   Telecom Italia SpA....................................... 4,543,571    5,154,600
   Telecom Italia SpA Sponsored ADR.........................   342,088    3,872,436
   Tenaris SA ADR...........................................    49,796    1,951,505
   Terna Rete Elettrica Nazionale SpA.......................   562,494    2,089,531
 #*Tiscali SpA..............................................   932,426       43,637
   Tod's SpA................................................     5,013      577,608
   Trevi Finanziaria SpA....................................    44,934      253,209
  *Uni Land SpA.............................................    58,555           --
   UniCredit SpA............................................ 1,655,409    6,602,775
   Unione di Banche Italiane ScpA........................... 1,323,355    4,918,637
  *Unipol Gruppo Finanziario SpA............................    11,953      360,042
   Vianini Lavori SpA.......................................    27,367      117,891
   Vittoria Assicurazioni SpA...............................    40,661      254,801
  *Yoox SpA.................................................    21,873      313,003
   Zignago Vetro SpA........................................    10,411       72,778
                                                                       ------------
TOTAL ITALY.................................................            126,012,335
                                                                       ------------
JAPAN -- (17.3%)............................................
   77 Bank, Ltd. (The)......................................   507,000    2,021,704
 #*A&A Material Corp........................................    12,000       13,171
   A&D Co., Ltd.............................................    18,000       65,061
   ABC-Mart, Inc............................................     6,200      225,778
   Accordia Golf Co., Ltd...................................     1,402    1,087,910
   Achilles Corp............................................   197,000      265,987
   Adeka Corp...............................................   114,000    1,047,344
  *Aderans Co., Ltd.........................................    43,500      485,050
   Advan Co., Ltd...........................................    22,700      215,085
   Advantest Corp...........................................    60,700    1,008,699
   Advantest Corp. ADR......................................    15,767      260,313
  #Aeon Co., Ltd............................................   327,600    4,276,818
   Aeon Delight Co., Ltd....................................     7,200      167,626
   Aeon Fantasy Co., Ltd....................................    10,500      164,275
   Aeon Mall Co., Ltd.......................................    12,200      270,548
   Agrex, Inc...............................................     4,200       39,123
   Ahresty Corp.............................................    27,800      260,814
   Ai Holdings Corp.........................................    45,900      289,628

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Aica Kogyo Co., Ltd......................................  48,300 $  707,738
   Aichi Bank, Ltd. (The)...................................  10,200    566,196
   Aichi Corp...............................................  46,600    205,562
   Aichi Steel Corp......................................... 136,000    648,372
   Aichi Tokei Denki Co., Ltd...............................  27,000    106,867
   Aida Engineering, Ltd....................................  78,800    443,169
   Aigan Co., Ltd...........................................  26,900    116,136
  #Ain Pharmaciez, Inc......................................   3,300    176,450
   Aiphone Co., Ltd.........................................  21,900    439,803
   Air Water, Inc...........................................  86,000  1,084,051
   Airport Facilities Co., Ltd..............................  32,300    144,736
   Aisan Industry Co., Ltd..................................  44,900    475,719
   Aisin Seiki Co., Ltd.....................................  63,500  2,236,003
   Ajinomoto Co., Inc....................................... 342,000  4,413,936
  #Akebono Brake Industry Co., Ltd..........................  80,600    405,597
   Akita Bank, Ltd. (The)................................... 245,000    804,397
   Alconix Corp.............................................   5,600    126,665
   Alfresa Holdings Corp....................................  56,100  2,590,691
   All Nippon Airways Co., Ltd.............................. 151,000    443,174
   ALLIED TELESIS HOLDINGS K.K.............................. 103,600    104,431
   Alpen Co., Ltd...........................................  25,700    523,559
   Alpha Corp...............................................   3,500     44,472
   Alpha Systems, Inc.......................................  11,520    165,848
   Alpine Electronics, Inc..................................  60,000    788,056
  #Alps Electric Co., Ltd................................... 206,600  1,879,106
   Alps Logistics Co., Ltd..................................  10,900    110,393
   Altech Co., Ltd..........................................   8,200     26,649
   Altech Corp..............................................   6,100     47,235
   Amada Co., Ltd........................................... 434,000  2,945,693
   Amano Corp...............................................  80,700    721,999
   Amiyaki Tei Co., Ltd.....................................      27     74,561
   Amuse, Inc...............................................   8,520    116,385
   Ando Corp................................................ 126,000    175,973
   Anest Iwata Corp.........................................  24,000    115,738
  #Anritsu Corp............................................. 119,000  1,552,654
   AOC Holdings, Inc........................................  69,500    387,636
   AOI Advertising Promotion, Inc...........................   5,500     36,923
   AOI Electronic Co., Ltd..................................   4,800     80,763
   AOKI Holdings, Inc.......................................  27,400    537,317
   Aomori Bank, Ltd. (The).................................. 254,000    761,272
   Aoyama Trading Co., Ltd..................................  71,600  1,477,233
   Aozora Bank, Ltd......................................... 498,000  1,277,262
   Arakawa Chemical Industries, Ltd.........................  22,600    195,096
   Araya Industrial Co., Ltd................................  59,000     93,716
   Arc Land Sakamoto Co., Ltd...............................  23,800    372,859
   Arcs Co., Ltd............................................  38,973    837,756
   Argo Graphics, Inc.......................................   9,000    125,807
   Ariake Japan Co., Ltd....................................  24,300    490,287
  *Arisawa Manufacturing Co., Ltd...........................  60,300    220,805
   Arnest One Corp..........................................  45,400    515,313
   As One Corp..............................................  14,090    310,565
   Asahi Co., Ltd...........................................   6,200    122,334
   Asahi Diamond Industrial Co., Ltd........................  59,000    652,499
   Asahi Glass Co., Ltd..................................... 279,000  2,193,655
   Asahi Group Holdings, Ltd................................  91,400  2,058,075
   Asahi Holdings, Inc......................................  10,400    204,373
   Asahi Kasei Corp......................................... 390,000  2,410,489
   Asahi Kogyosha Co., Ltd..................................  31,000    129,137
   Asahi Organic Chemicals Industry Co., Ltd................  86,000    221,964
 #*Asanuma Corp.............................................  82,000     70,693
   Asatsu-DK, Inc...........................................  33,900    980,468

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Asax Co., Ltd............................................      22 $   24,367
  *Ashimori Industry Co., Ltd...............................  87,000    113,479
  #Asics Corp...............................................  42,700    459,709
   ASKA Pharmaceutical Co., Ltd.............................  38,000    219,988
   ASKUL Corp...............................................  10,400    207,759
   Astellas Pharma, Inc.....................................  42,000  1,703,335
   Asunaro Aoki Construction Co., Ltd.......................  41,500    243,960
  #Atom Corp................................................  14,400     59,772
   Atsugi Co., Ltd.......................................... 338,000    401,532
   Autobacs Seven Co., Ltd..................................  34,300  1,646,168
   Avex Group Holdings, Inc.................................  34,200    388,316
  #Awa Bank, Ltd. (The)..................................... 275,000  1,623,444
   Axell Corp...............................................   2,200     47,942
   Azbil Corp...............................................  59,000  1,264,011
   Bando Chemical Industries, Ltd........................... 146,000    538,136
   Bank of Iwate, Ltd. (The)................................  20,900    913,073
   Bank of Kyoto, Ltd. (The)................................ 258,000  2,185,698
   Bank of Nagoya, Ltd. (The)............................... 184,000    592,059
   Bank of Okinawa, Ltd. (The)..............................  25,600  1,067,682
   Bank of Saga, Ltd. (The)................................. 173,000    441,731
   Bank of the Ryukyus, Ltd.................................  55,300    712,621
   Bank of Yokohama, Ltd. (The)............................. 947,000  4,586,360
   Belc Co., Ltd............................................   9,600    143,435
   Belluna Co., Ltd.........................................  36,150    286,050
   Benesse Holdings, Inc....................................  16,300    809,321
  *Best Denki Co., Ltd......................................  65,500    159,015
  *Bic Camera, Inc..........................................   1,003    494,884
   BML, Inc.................................................  11,000    276,918
   Bookoff Corp.............................................  20,600    198,641
   Bridgestone Corp.........................................  67,000  1,585,339
   Brother Industries, Ltd.................................. 119,400  1,604,348
   Bunka Shutter Co., Ltd...................................  63,000    238,656
   CAC Corp.................................................  12,600    110,159
   Calsonic Kansei Corp..................................... 152,000    855,112
   Can Do Co., Ltd..........................................      33     44,159
   Canon Electronics, Inc...................................  17,900    441,638
   Canon Marketing Japan, Inc...............................  80,600  1,039,766
   Canon, Inc...............................................   7,334    332,434
  #Canon, Inc. Sponsored ADR................................  50,677  2,298,709
   Capcom Co., Ltd..........................................  16,200    369,926
  *Carchs Holdings Co., Ltd.................................  21,500      8,364
  #Casio Computer Co., Ltd.................................. 241,500  1,604,363
   Cawachi, Ltd.............................................  18,100    435,739
   Central Glass Co., Ltd................................... 236,000    967,328
   Central Japan Railway Co., Ltd...........................     151  1,253,622
   Century Tokyo Leasing Corp...............................  59,430  1,188,709
   Chiba Bank, Ltd. (The)................................... 599,000  3,639,236
  *Chiba Kogyo Bank, Ltd. (The).............................  50,600    262,546
   Chino Corp...............................................  47,000    125,648
   Chiyoda Co., Ltd.........................................  28,200    657,189
   Chiyoda Corp.............................................  94,000  1,131,937
   Chiyoda Integre Co., Ltd.................................  25,000    313,050
   Chofu Seisakusho Co., Ltd................................  14,800    352,762
   Chori Co., Ltd........................................... 177,000    243,252
   Chubu Electric Power Co., Ltd............................  60,800    995,717
   Chubu Shiryo Co., Ltd....................................  28,000    180,756
   Chudenko Corp............................................     600      6,097
   Chuetsu Pulp & Paper Co., Ltd............................ 122,000    254,197
 #*Chugai Mining Co., Ltd................................... 259,700     64,849
   Chugai Pharmaceutical Co., Ltd...........................  19,800    356,364
   Chugai Ro Co., Ltd.......................................  81,000    265,810

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CONTINUED


                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
   Chugoku Bank, Ltd. (The).................................   208,000 $2,628,340
   Chugoku Electric Power Co., Ltd. (The)...................    52,700    904,229
   Chugoku Marine Paints, Ltd...............................    85,000    507,240
   Chukyo Bank, Ltd. (The)..................................   197,000    486,006
  #Chuo Denki Kogyo Co., Ltd................................    31,000    159,886
   Chuo Gyorui Co., Ltd.....................................    38,000     85,231
   Chuo Mitsui Trust Holdings, Inc.......................... 1,232,730  3,611,334
   Chuo Spring Co., Ltd.....................................    60,000    245,649
   Citizen Holdings Co., Ltd................................   314,250  1,973,559
   CKD Corp.................................................    72,900    539,601
 #*Clarion Co., Ltd.........................................   103,000    286,486
   Cleanup Corp.............................................    24,400    184,287
   CMIC Holdings Co., Ltd...................................     7,200    121,583
  *CMK Corp.................................................    83,100    427,294
   Coca-Cola Central Japan Co., Ltd.........................    32,400    424,527
   Coca-Cola West Co., Ltd..................................    90,402  1,631,784
   Cocokara fine, Inc.......................................    23,520    733,657
   Colowide Co., Ltd........................................    32,000    235,598
   Computer Engineering & Consulting, Ltd...................    17,600     92,177
   COMSYS Holdings Corp.....................................   150,000  1,512,063
  *Co-Op Chemical Co., Ltd..................................    26,000     35,121
   Core Corp................................................     6,100     52,893
   Corona Corp..............................................    26,600    372,600
   Cosel Co., Ltd...........................................    18,600    264,036
   Cosmo Oil Co., Ltd.......................................   836,000  2,318,408
   Cosmos Pharmaceutical Corp...............................     2,000    112,127
   Create Medic Co., Ltd....................................     3,500     36,341
   Credit Saison Co., Ltd...................................   156,300  3,354,360
  #Cresco, Ltd..............................................    36,000    281,487
   Cross Plus, Inc..........................................     2,000     20,006
   CTI Engineering Co., Ltd.................................    12,300     80,034
   Cybozu, Inc..............................................       141     46,602
  #Dai Nippon Printing Co., Ltd.............................   440,000  3,904,953
   Dai Nippon Toryo, Ltd....................................   103,000    113,089
   Daibiru Corp.............................................    61,600    484,667
  #Daicel Chemical Industries, Ltd..........................   379,000  2,402,394
   Dai-Dan Co., Ltd.........................................    42,000    264,539
   Daido Kogyo Co., Ltd.....................................    32,000     58,909
   Daido Metal Co., Ltd.....................................    40,000    477,976
  #Daido Steel Co., Ltd.....................................   230,000  1,426,761
  #Daidoh, Ltd..............................................    22,000    178,903
 #*Daiei, Inc. (The)........................................   143,400    473,244
   Daifuku Co., Ltd.........................................   121,500    649,183
   Daihatsu Motor Co., Ltd..................................    66,000  1,245,876
   Daihen Corp..............................................   131,000    439,283
   Daiho Corp...............................................    78,000    108,308
 #*Daiichi Chuo K.K.........................................   152,000    207,834
   Daiichi Jitsugyo Co., Ltd................................    78,000    399,323
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...................     3,000    103,768
   Daiichi Kogyo Seiyaku Co., Ltd...........................    39,000    117,912
   Dai-ichi Life Insurance Co., Ltd. (The)..................       867  1,085,671
   Daiichi Sankyo Co., Ltd..................................    69,100  1,186,680
   Daiken Corp..............................................   119,000    393,047
   Daiki Aluminium Industry Co., Ltd........................    43,000    142,677
   Daikin Industries, Ltd...................................    23,000    607,678
   Daiko Clearing Services Corp.............................    17,700     65,744
   Daikoku Denki Co., Ltd...................................    10,200    145,856
   Daikokutenbussan Co., Ltd................................       700     19,385
   Daikyo, Inc..............................................   270,392    705,231
  #Dainichi Co., Ltd........................................    17,300    167,412
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd..    84,000    388,609

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CONTINUED


                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
   Dainippon Screen Manufacturing Co., Ltd..................   243,000 $2,194,017
   Dainippon Sumitomo Pharma Co., Ltd.......................    97,300    974,444
   Daio Paper Corp..........................................   122,000    677,920
   Daisan Bank, Ltd. (The)..................................   191,000    385,670
  #Daiseki Co., Ltd.........................................    18,025    311,213
   Daishi Bank, Ltd. (The)..................................   398,000  1,240,241
   Daiso Co., Ltd...........................................    91,000    270,126
  *Daisue Construction Co., Ltd.............................    70,000     48,944
   Daisyo Corp..............................................    25,300    328,461
   Daito Bank, Ltd. (The)...................................   138,000    118,844
   Daito Electron Co., Ltd..................................     1,000      5,107
  *Daito Pharmaceutical Co., Ltd............................    12,400    184,899
   Daito Trust Construction Co., Ltd........................     9,700    872,304
   Daiwa House Industry Co., Ltd............................   300,000  3,871,280
   Daiwa Industries, Ltd....................................    40,000    202,878
   Daiwa Securities Group, Inc.............................. 1,259,000  4,757,774
   Daiwabo Holdings Co., Ltd................................   308,000    655,251
   DC Co., Ltd..............................................    24,400     99,506
   DCM Holdings Co., Ltd....................................   116,180    882,097
   DeNa Co., Ltd............................................    12,400    389,098
   Denki Kagaku Kogyo K.K...................................   532,000  2,059,082
   Denki Kogyo Co., Ltd.....................................   121,000    548,047
  #Denso Corp...............................................   125,500  4,058,079
   Dentsu, Inc..............................................    44,600  1,369,443
   Denyo Co., Ltd...........................................    24,400    315,102
   Descente, Ltd............................................    49,000    280,265
   DIC Corp.................................................   369,000    766,651
  #Disco Corp...............................................    17,700  1,057,616
   DMW Corp.................................................       900     16,253
   Don Quijote Co., Ltd.....................................    14,200    520,856
  *Doshisha Co., Ltd........................................    16,300    476,651
   Doutor Nichires Holdings Co., Ltd........................    40,823    555,393
   Dowa Holdings Co., Ltd...................................   274,500  1,749,605
  #Dr. Ci:Labo Co., Ltd.....................................        46    213,740
   DTS Corp.................................................    36,000    488,723
   Duskin Co., Ltd..........................................    67,500  1,306,929
   Dwango Co., Ltd..........................................       103    153,304
   Dynic Corp...............................................    14,000     28,896
  #eAccess, Ltd.............................................     3,018    606,242
   Eagle Industry Co., Ltd..................................    40,000    382,797
   Earth Chemical Co., Ltd..................................     3,200    116,018
   East Japan Railway Co....................................    31,300  1,947,397
  *Ebara Corp...............................................   539,000  2,180,640
   Ebara-Udylite Co., Ltd...................................     2,100     59,812
   Echo Trading Co., Ltd....................................     3,000     26,537
  #Edion Corp...............................................    89,000    557,555
   Ehime Bank, Ltd. (The)...................................   188,000    527,744
   Eidai Co., Ltd...........................................    13,000     57,853
   Eighteenth Bank, Ltd. (The)..............................   302,000    850,886
   Eiken Chemical Co., Ltd..................................    28,700    394,819
   Eisai Co., Ltd...........................................    11,500    449,459
   Eizo Nanao Corp..........................................    20,900    402,581
   Electric Power Development Co., Ltd......................    20,200    558,927
   Elematec Corp............................................     9,603    139,177
  #Enplas Corp..............................................    16,900    458,764
  *Enshu, Ltd...............................................    37,000     42,084
  #Ensuiko Sugar Refining Co., Ltd..........................    11,000     33,617
  *EPS Corp.................................................        65    161,196
   ESPEC Corp...............................................    35,300    321,319
   Excel Co., Ltd...........................................     1,500     13,938
   Exedy Corp...............................................    35,400    994,915

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Ezaki Glico Co., Ltd.....................................  45,000 $  538,266
   F&A Aqua Holdings, Inc...................................   3,500     37,920
   Faith, Inc...............................................     847    104,286
   FALCO SD HOLDINGS Co., Ltd...............................   7,800     87,407
   FamilyMart Co., Ltd......................................  13,500    600,919
   Fancl Corp...............................................  54,900    719,627
   FANUC Corp...............................................   7,200  1,214,284
   Fast Retailing Co., Ltd..................................   2,800    625,710
   FCC Co., Ltd.............................................  23,300    475,770
 #*FDK Corp.................................................  84,000     98,197
   Felissimo Corp...........................................   1,200     16,922
   FIDEA Holdings Co., Ltd..................................  43,800    108,404
 #*First Baking Co., Ltd....................................  12,000     13,506
   Foster Electric Co., Ltd.................................  27,500    408,955
   FP Corp..................................................   6,100    393,935
   France Bed Holdings Co., Ltd............................. 137,000    265,905
   F-Tech, Inc..............................................   6,800    140,221
 #*Fudo Tetra Corp.......................................... 128,400    232,502
   Fuji Co., Ltd............................................  20,100    461,320
   Fuji Corp, Ltd...........................................  35,400    195,713
   Fuji Electric Holdings Co., Ltd.......................... 575,000  1,540,064
   Fuji Electronics Co., Ltd................................  21,200    319,293
  #Fuji Furukawa Engineering & Construction Co., Ltd........  10,000     24,488
   Fuji Heavy Industries, Ltd............................... 441,000  3,326,250
  *Fuji Kiko Co., Ltd.......................................  16,000     59,197
  *Fuji Kosan Co., Ltd...................................... 110,000     95,887
   Fuji Kyuko Co., Ltd......................................  14,000     87,665
   Fuji Oil Co., Ltd........................................  69,200    939,495
   Fuji Oozx, Inc...........................................   6,000     27,777
   Fuji Seal International, Inc.............................  33,700    646,241
  #Fuji Soft, Inc...........................................  25,100    442,153
   Fuji Television Network, Inc.............................     351    592,080
  #Fujibo Holdings, Inc.....................................  85,000    188,213
   Fujicco Co., Ltd.........................................  31,600    395,339
   FUJIFILM Holdings Corp................................... 197,175  4,182,161
   Fujikura Kasei Co., Ltd..................................  47,400    275,964
   Fujikura Rubber, Ltd.....................................  18,900     69,022
   Fujikura, Ltd............................................ 420,000  1,305,890
  #Fujimi, Inc..............................................  21,200    268,694
   Fujimori Kogyo Co., Ltd..................................  14,100    241,132
   Fujita Kanko, Inc........................................  11,000     41,508
   Fujitec Co., Ltd.........................................  93,000    579,876
   Fujitsu Frontech, Ltd....................................  25,200    161,895
  #Fujitsu General, Ltd.....................................  42,000    359,051
   Fujitsu, Ltd............................................. 480,292  2,334,380
  *Fujiya Co., Ltd..........................................  81,000    207,379
   FuKoKu Co., Ltd..........................................   7,700     87,800
  #Fukuda Corp..............................................  42,000    152,888
   Fukui Bank, Ltd. (The)................................... 286,000    893,019
   Fukuoka Financial Group, Inc............................. 609,600  2,536,233
   Fukushima Bank, Ltd. (The)............................... 309,000    252,150
   Fukushima Industries Corp................................   5,100     74,439
   Fukuyama Transporting Co., Ltd........................... 249,000  1,359,840
   Fumakilla, Ltd...........................................  16,000     62,431
   Funai Consulting, Inc....................................  10,500     76,713
  #Furukawa Battery Co., Ltd................................   9,000     50,509
  *Furukawa Co., Ltd........................................ 399,000    378,008
   Furukawa Electric Co., Ltd............................... 638,067  1,731,527
   Furukawa-Sky Aluminum Corp............................... 112,000    333,197
   Furusato Industries, Ltd.................................  14,900    153,830
   Fuso Pharmaceutical Industries, Ltd......................  91,000    251,793

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CONTINUED



                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
  *Futaba Industrial Co., Ltd...............................  90,200     $  481,497
   Future Architect, Inc....................................      69         29,818
   Fuyo General Lease Co., Ltd..............................  24,400        793,792
   G-7 Holdings, Inc........................................   6,500         33,475
   Gakken Holdings Co., Ltd.................................  98,000        235,019
   Gecoss Corp..............................................  25,000        127,176
   Geo Holdings Corp........................................     306        370,447
   GLOBERIDE, Inc...........................................  27,000         33,530
   Glory, Ltd...............................................  85,600      1,840,896
   GMO Internet, Inc........................................  31,900        170,626
   Godo Steel, Ltd.......................................... 239,000        547,516
   Goldcrest Co., Ltd.......................................  21,340        366,075
  #Goldwin, Inc.............................................  72,000        457,806
 #*Gourmet Kineya Co., Ltd..................................  28,000        161,042
  #GS Yuasa Corp............................................ 140,000        720,554
  #GSI Creos Corp........................................... 122,000        184,776
   Gulliver International Co., Ltd..........................   6,410        228,938
   Gun Ei Chemical Industry Co., Ltd........................  97,000        253,132
   Gunma Bank, Ltd. (The)................................... 502,000      2,547,040
   Gunze, Ltd............................................... 227,000        619,491
   H.I.S. Co., Ltd..........................................  19,000        614,986
  #H2O Retailing Corp....................................... 128,000      1,126,612
  #Hachijuni Bank, Ltd. (The)............................... 345,000      1,877,593
   Hagihara Industries, Inc.................................   2,200         38,765
   Hagoromo Foods Corp......................................   3,000         44,716
   Hakudo Co., Ltd..........................................   5,600         49,432
   Hakuhodo DY Holdings, Inc................................  27,390      1,710,389
   Hakuto Co., Ltd..........................................  21,700        210,179
   Hamakyorex Co., Ltd......................................   6,100        217,161
   Hamamatsu Photonics K.K..................................  24,300        965,648
  #Hankyu Hanshin Holdings, Inc............................. 821,000      3,830,500
   Hanwa Co., Ltd........................................... 247,000      1,036,224
   Happinet Corp............................................  20,600        216,587
   Harashin Narus Holdings Co., Ltd.........................   7,600        132,512
   Hard Off Corp Co., Ltd...................................   2,600         19,820
   Harima Chemicals, Inc....................................  22,000        156,790
   Haruyama Trading Co., Ltd................................   2,400         14,836
  *Haseko Corp.............................................. 606,000        436,655
  *Hayashikane Sangyo Co., Ltd..............................  20,000         18,190
   Hazama Corp..............................................  98,900        264,811
   Heiwa Corp...............................................  37,600        783,427
   Heiwa Real Estate Co., Ltd............................... 296,000        747,723
   Heiwado Co., Ltd.........................................  40,500        575,848
   Hibiya Engineering, Ltd..................................  39,700        439,284
   Hiday Hidaka Corp........................................   9,720        154,210
   Higashi-Nippon Bank, Ltd................................. 200,000        428,824
   Higo Bank, Ltd. (The).................................... 216,000      1,204,837
  #Hikari Tsushin, Inc......................................  30,700      1,000,519
   Hino Motors, Ltd......................................... 114,000        806,225
   Hioki EE Corp............................................   2,400         44,181
  #Hirose Electric Co., Ltd.................................   7,000        732,982
  #Hiroshima Bank, Ltd. (The)............................... 651,000      2,644,739
   Hisaka Works, Ltd........................................  41,000        446,999
   Hisamitsu Pharmaceutical Co., Inc........................   6,800        302,577
  *Hitachi Cable, Ltd....................................... 239,000        558,835
   Hitachi Capital Corp.....................................  66,900      1,105,912
   Hitachi Chemical Co., Ltd................................  54,500      1,010,295
  #Hitachi Construction Machinery Co., Ltd..................  72,700      1,572,223
   Hitachi High-Technologies Corp...........................  73,900      1,857,085
   Hitachi Koki Co., Ltd....................................  71,700        639,011
   Hitachi Kokusai Electric, Inc............................  75,000        705,014

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CONTINUED


                                                              SHARES         VALUE++
                                                             ---------     -----------
JAPAN -- (Continued)
   Hitachi Medical Corp.....................................    36,000     $   519,436
   Hitachi Metals Techno, Ltd...............................     3,500          29,049
  #Hitachi Metals, Ltd......................................    55,000         685,034
   Hitachi Tool Engineering, Ltd............................    23,100         231,860
   Hitachi Transport System, Ltd............................    51,700         946,163
   Hitachi Zosen Corp.......................................   963,000       1,296,609
  #Hitachi, Ltd. ADR........................................    95,037       6,015,842
   Hochiki Corp.............................................    15,000          78,923
  #Hodogaya Chemical Co., Ltd...............................    78,000         240,917
   Hogy Medical Co., Ltd....................................    18,700         862,044
  #Hohsui Corp..............................................    11,000          15,289
  #Hokkaido Electric Power Co., Inc.........................    32,800         460,962
   Hokkaido Gas Co., Ltd....................................    80,000         263,429
   Hokkan Holdings, Ltd.....................................    70,000         218,535
   Hokko Chemical Industry Co., Ltd.........................    25,000          75,892
   Hokkoku Bank, Ltd. (The).................................   332,000       1,177,417
   Hokuetsu Bank, Ltd. (The)................................   269,000         530,707
   Hokuetsu Industries Co., Ltd.............................    10,000          30,636
  #Hokuetsu Kishu Paper Co., Ltd............................   167,295       1,070,829
   Hokuhoku Financial Group, Inc............................ 1,562,000       2,732,746
   Hokuriku Electric Industry Co., Ltd......................    55,000          78,284
   Hokuriku Electric Power Co., Inc.........................    29,300         501,464
   Hokuriku Electrical Construction Co., Ltd................     6,000          17,428
   Hokuto Corp..............................................    17,800         383,384
   Honda Motor Co., Ltd. Sponsored ADR......................   407,432      14,683,849
  *Honeys Co., Ltd..........................................    19,340         363,020
   Horiba, Ltd..............................................    32,000       1,122,060
   Hoshizaki Electric Co., Ltd..............................    30,100         721,775
   Hosiden Corp.............................................    77,200         511,950
   Hosokawa Micron Corp.....................................    41,000         240,384
   House Foods Corp.........................................    88,300       1,487,155
  *Howa Machinery, Ltd......................................   167,000         195,367
   Hoya Corp................................................    22,900         525,260
  *Hulic Co., Ltd...........................................    33,900         388,019
   Hurxley Corp.............................................     2,200          14,365
   Hyakugo Bank, Ltd. (The).................................   300,000       1,245,693
   Hyakujishi Bank, Ltd. (The)..............................   330,000       1,402,775
  *I Metal Technology Co., Ltd..............................    14,000          30,698
  #Ibiden Co., Ltd..........................................    63,900       1,304,579
   IBJ Leasing Co., Ltd.....................................    19,200         521,190
  #Ichibanya Co., Ltd.......................................       500          15,941
   Ichiken Co., Ltd.........................................    22,000          42,613
  *Ichikoh Industries, Ltd..................................    39,000          77,315
   Ichinen Holdings Co., Ltd................................    17,600          95,992
   Ichiyoshi Securities Co., Ltd............................    56,400         325,862
   Idec Corp................................................    27,500         270,035
   Idemitsu Kosan Co., Ltd..................................    18,400       1,694,206
   Ihara Chemical Industry Co., Ltd.........................    47,000         178,677
   IHI Corp.................................................   741,000       1,792,594
   Iida Home Max Co., Ltd...................................    27,900         230,548
  #Iino Kaiun Kaisha, Ltd...................................   102,100         511,906
  *Ikegami Tsushinki Co., Ltd...............................    54,000          41,807
   Ikyu Corp................................................        67          30,820
   Imasen Electric Industrial Co., Ltd......................    16,800         229,840
   Imperial Hotel, Ltd......................................     7,550         231,173
  #Inaba Denki Sangyo Co., Ltd..............................    23,000         679,179
   Inaba Seisakusho Co., Ltd................................    17,800         240,901
   Inabata & Co., Ltd.......................................    82,600         542,860
   Inageya Co., Ltd.........................................    24,200         284,659
   Ines Corp................................................    60,600         475,420
   I-Net Corp...............................................     7,400          46,111

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CONTINUED


                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
   Information Services International-Dentsu, Ltd...........  17,600     $  143,133
   Innotech Corp............................................  15,200         91,175
   Inpex Corp...............................................     614      4,053,941
   Intage, Inc..............................................   4,000         83,056
   Internet Initiative Japan, Inc...........................      98        385,192
  *Inui Steamship Co., Ltd..................................  42,900        170,014
   Inui Warehouse Co., Ltd..................................   5,000         28,413
   Ise Chemical Corp........................................  15,000         88,569
   Iseki & Co., Ltd......................................... 239,000        568,580
   Isetan Mitsukoshi Holdings, Ltd.......................... 301,540      3,284,460
  *Ishihara Sangyo Kaisha, Ltd.............................. 412,000        395,156
 #*Ishii Hyoki Co., Ltd.....................................   4,400          9,609
   Ishii Iron Works Co., Ltd................................  23,000         50,528
   Ishizuka Glass Co., Ltd..................................  12,000         21,710
   Isuzu Motors, Ltd........................................ 333,000      1,901,228
   IT Holdings Corp......................................... 123,000      1,575,071
   ITC Networks Corp........................................   3,600         23,501
  #Ito En, Ltd..............................................  25,700        464,848
   ITOCHU Corp.............................................. 430,300      4,868,506
   Itochu Enex Co., Ltd.....................................  69,800        400,390
  #Itochu Techno-Solutions Corp.............................  11,400        520,149
   Itochu-Shokuhin Co., Ltd.................................  11,200        431,602
   Itoham Foods, Inc........................................ 192,000        727,690
  #Itoki Corp...............................................  45,100        286,383
  *Iwai Cosmo Holdings, Inc.................................  12,900         56,882
   Iwaki & Co., Ltd.........................................   5,000         12,108
  *Iwasaki Electric Co., Ltd................................ 111,000        227,859
   Iwatani International Corp............................... 161,000        565,951
  *Iwatsu Electric Co., Ltd................................. 112,000        105,022
   Iyo Bank, Ltd. (The)..................................... 286,157      2,374,707
   Izumi Co., Ltd...........................................  47,100        981,228
   Izumiya Co., Ltd......................................... 100,000        510,126
  *Izutsuya Co., Ltd........................................  70,000         44,598
   J. Front Retailing Co., Ltd.............................. 615,600      3,163,063
   Jalux, Inc...............................................   2,900         32,121
   Jamco Corp...............................................  11,000         60,439
  *Janome Sewing Machine Co., Ltd........................... 182,000        157,077
   Japan Airport Terminal Co., Ltd..........................  60,900        835,300
 #*Japan Asia Investment Co., Ltd...........................  33,000         28,683
   Japan Aviation Electronics Industry, Ltd.................  64,000        587,450
   Japan Carlit Co., Ltd....................................  22,000        109,811
   Japan Cash Machine Co., Ltd..............................  13,600        122,984
   Japan Digital Laboratory Co., Ltd........................  39,300        427,768
   Japan Drilling Co., Ltd..................................   6,500        198,226
   Japan Electronic Materials Corp..........................   4,100         20,851
   Japan Foundation Engineering Co., Ltd....................  21,300         82,715
  *Japan Kenzai Co., Ltd....................................  10,700         54,001
   Japan Medical Dynamic Marketing, Inc.....................   2,600          8,732
   Japan Oil Transportation Co., Ltd........................   2,000          5,007
   Japan Petroleum Exploration Co., Ltd.....................  11,900        542,899
   Japan Pulp & Paper Co., Ltd.............................. 102,000        361,256
   Japan Pure Chemical Co., Ltd.............................       1          2,512
  *Japan Radio Co., Ltd.....................................  17,000         41,657
   Japan Steel Works, Ltd. (The)............................  80,000        486,613
   Japan Tobacco, Inc.......................................     214      1,185,493
   Japan Transcity Corp.....................................  74,000        255,240
   Japan Vilene Co., Ltd....................................  45,000        204,797
   Japan Wool Textile Co., Ltd. (The).......................  88,000        662,018
   Jastec Co., Ltd..........................................  23,300        144,386
   JBCC Holdings, Inc.......................................  21,500        146,610
  #Jeol, Ltd................................................  92,000        275,035

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CONTINUED


                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   JFE Holdings, Inc........................................   195,436     $3,654,946
  *JFE Shoji Trade Corp.....................................   129,000        640,134
   JGC Corp.................................................    24,000        691,082
   Jidosha Buhin Kogyo Co., Ltd.............................    18,000        123,223
   JMS Co., Ltd.............................................    40,000        129,913
 #*Joban Kosan Co., Ltd.....................................    79,000         93,355
   J-Oil Mills, Inc.........................................   129,000        362,913
   Joshin Denki Co., Ltd....................................    55,000        538,311
   Joyo Bank, Ltd. (The)....................................   520,000      2,270,025
   JS Group Corp............................................   148,419      2,914,418
   JSP Corp.................................................    38,300        523,021
  #JSR Corp.................................................    39,400        777,608
   JTEKT Corp...............................................   145,800      1,597,962
  #Juki Corp................................................   106,000        208,062
   Juroku Bank, Ltd.........................................   377,000      1,186,607
  *JVC Kenwood Holdings, Inc................................   161,570        688,729
   JX Holdings, Inc.........................................   996,470      5,620,981
   kabu.com Securities Co., Ltd.............................    92,900        299,981
   Kabuki-Za Co., Ltd.......................................     1,000         49,563
  #Kadokawa Holdings, Inc...................................    24,200        696,014
   Kaga Electronics Co., Ltd................................    31,900        338,200
  #Kagome Co., Ltd..........................................    22,500        452,860
   Kagoshima Bank, Ltd. (The)...............................   176,000      1,059,690
   Kajima Corp..............................................   486,000      1,385,209
  #Kakaku.com, Inc..........................................     9,600        298,526
   Kaken Pharmaceutical Co., Ltd............................    40,000        494,693
  #Kameda Seika Co., Ltd....................................    21,600        497,765
   Kamei Corp...............................................    33,000        467,147
   Kamigumi Co., Ltd........................................   345,000      2,772,761
   Kanaden Corp.............................................    27,000        174,073
   Kanagawa Chuo Kotsu Co., Ltd.............................    11,000         63,332
   Kanamoto Co., Ltd........................................    30,000        330,706
   Kandenko Co., Ltd........................................   122,000        536,732
   Kaneka Corp..............................................   407,000      2,515,220
  *Kanematsu Corp...........................................   390,000        465,745
   Kanematsu Electronics, Ltd...............................    42,900        474,999
   Kansai Electric Power Co., Inc...........................    67,100        972,988
  #Kansai Paint Co., Ltd....................................   180,000      1,937,364
  #Kanto Denka Kogyo Co., Ltd...............................    56,000        181,429
   Kanto Natural Gas Development Co., Ltd...................    43,000        225,626
   Kao Corp.................................................    25,700        688,640
   Kappa Create Co., Ltd....................................     5,900        126,133
   Kasai Kogyo Co., Ltd.....................................    49,000        258,617
   Kasumi Co., Ltd..........................................    49,200        356,035
   Katakura Chikkarin Co., Ltd..............................    20,000         54,214
 #*Katakura Industries Co., Ltd.............................    25,100        226,715
   Kato Sangyo Co., Ltd.....................................    27,000        555,227
   Kato Works Co., Ltd......................................    58,000        297,297
   KAWADA TECHNOLOGIES, Inc.................................     3,000         42,941
   Kawai Musical Instruments Manufacturing Co., Ltd.........    80,000        195,843
   Kawakin Holdings Co., Ltd................................    10,000         35,348
   Kawasaki Heavy Industries, Ltd...........................   424,000      1,272,723
   Kawasaki Kasei Chemicals, Ltd............................    23,000         30,905
   Kawasaki Kinkai Kisen Kaisha, Ltd........................    28,000         79,828
 #*Kawasaki Kisen Kaisha, Ltd............................... 1,027,000      2,163,226
   Kawasumi Laboratories, Inc...............................    22,000        133,318
   KDDI Corp................................................       286      1,872,240
   Keihan Electric Railway Co., Ltd.........................   101,000        468,792
   Keihanshin Building Co., Ltd.............................    18,900         89,843
   Keihin Co., Ltd. (The)...................................    59,000         80,295
   Keihin Corp..............................................    49,800        846,953

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CONTINUED


                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   Keikyu Corp..............................................    88,000     $  755,471
  #Keio Corp................................................   125,000        904,088
   Keisei Electric Railway Co., Ltd.........................   166,000      1,281,234
   Keiyo Bank, Ltd. (The)...................................   317,000      1,474,790
  #Keiyo Co., Ltd...........................................    41,100        257,933
  *Kenedix, Inc.............................................     2,735        492,051
   Kentucky Fried Chicken Japan, Ltd........................     5,000        130,456
   Kewpie Corp..............................................   103,600      1,554,089
   Key Coffee, Inc..........................................    17,900        332,669
   Keyence Corp.............................................     2,605        614,845
   Kikkoman Corp............................................   149,050      1,747,638
   Kimoto Co., Ltd..........................................    43,800        264,271
   Kimura Chemical Plants Co., Ltd..........................    20,200         83,146
   Kinden Corp..............................................   193,000      1,340,335
 #*Kinki Nippon Tourist Co., Ltd............................    94,000        145,281
   Kinki Sharyo Co., Ltd....................................    45,000        160,300
  #Kintetsu Corp............................................   297,000      1,047,747
   Kintetsu World Express, Inc..............................    12,700        454,699
   Kinugawa Rubber Industrial Co., Ltd......................    36,000        265,335
   Kirayaka Bank, Ltd.......................................     7,500          9,014
   Kirin Holdings Co., Ltd..................................   235,980      3,004,604
   Kirindo Co., Ltd.........................................     2,700         20,534
   Kisoji Co., Ltd..........................................    15,900        312,768
   Kitagawa Iron Works Co., Ltd.............................   128,000        242,781
   Kita-Nippon Bank, Ltd. (The).............................    10,000        253,952
   Kitano Construction Corp.................................    89,000        193,693
   Kito Corp................................................       151        129,772
   Kitz Corp................................................   121,600        476,200
   Kiyo Holdings, Inc.......................................   814,000      1,167,090
   Koa Corp.................................................    59,300        604,477
   Koatsu Gas Kogyo Co., Ltd................................    27,000        167,092
  #Kobayashi Pharmaceutical Co., Ltd........................    10,700        537,388
   Kobayashi Yoko Co., Ltd..................................     1,900          4,500
   Kobe Steel, Ltd.......................................... 1,935,000      2,759,684
  #Kohnan Shoji Co., Ltd....................................    45,600        661,318
   Kohsoku Corp.............................................     5,000         43,625
   Koike Sanso Kogyo Co., Ltd...............................    40,000        103,792
   Koito Manufacturing Co., Ltd.............................    51,000        789,172
  #Kojima Co., Ltd..........................................    41,900        199,547
   Kokuyo Co., Ltd..........................................   104,364        782,771
   KOMAIHALTEC, Inc.........................................    59,000        183,234
   Komatsu Seiren Co., Ltd..................................    47,000        246,717
   Komatsu Wall Industry Co., Ltd...........................     9,900        118,341
   Komatsu, Ltd.............................................    54,600      1,571,388
   Komeri Co., Ltd..........................................    30,700        860,125
   Komori Corp..............................................    77,300        676,123
  #Konaka Co., Ltd..........................................    40,280        425,204
   Konami Co., Ltd..........................................    19,062        551,287
   Konami Corp. ADR.........................................    19,770        573,132
   Kondotec, Inc............................................     7,000         51,054
  #Konica Minolta Holdings, Inc.............................   386,000      3,131,676
   Konishi Co., Ltd.........................................    19,600        270,590
  *Kosaido Co., Ltd.........................................       600          3,266
   Kose Corp................................................    34,900        806,566
  *Kosei Securities Co., Ltd................................    58,000         62,558
   KRS Corp.................................................    11,500        126,595
   K's Holdings Corp........................................    48,020      1,444,599
   KU Holdings Co., Ltd.....................................     7,800         54,129
   Kubota Corp..............................................     9,000         86,878
   Kubota Corp. Sponsored ADR...............................    45,200      2,168,244
  *Kumagai Gumi Co., Ltd....................................   180,000        184,430

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CONTINUED


                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
  #Kumiai Chemical Industry Co., Ltd........................  79,000     $  314,345
  #Kura Corp................................................   9,600        142,787
   Kurabo Industries, Ltd................................... 280,000        521,813
   Kuraray Co., Ltd.........................................  95,500      1,362,920
   Kuraudia Co., Ltd........................................   1,200         15,154
   Kureha Corp.............................................. 154,000        735,249
   Kurimoto, Ltd............................................ 194,000        450,719
   Kurita Water Industries, Ltd.............................  23,400        573,394
   Kuroda Electric Co., Ltd.................................  37,700        385,419
   Kurosaki Harima Corp.....................................  57,000        168,939
  *Kusuri No Aoki Co., Ltd..................................   4,200        113,424
  #KYB Co., Ltd............................................. 157,000        890,511
   Kyocera Corp.............................................  14,015      1,366,323
   Kyocera Corp. Sponsored ADR..............................  28,900      2,812,259
   Kyoden Co., Ltd..........................................   7,000         13,098
   Kyodo Printing Co., Ltd.................................. 118,000        323,981
   Kyodo Shiryo Co., Ltd.................................... 118,000        131,611
   Kyoei Sangyo Co., Ltd....................................  21,000         38,606
   Kyoei Steel, Ltd.........................................  20,300        380,800
 #*Kyoei Tanker Co., Ltd....................................  35,000         93,081
  *Kyokuto Boeki Kaisha, Ltd................................  16,000         37,511
   Kyokuto Kaihatsu Kogyo Co., Ltd..........................  58,800        564,581
   Kyokuto Securities Co., Ltd..............................  26,200        233,244
  #Kyokuyo Co., Ltd......................................... 114,000        269,354
   KYORIN Holdings, Inc.....................................  54,000      1,036,580
   Kyoritsu Maintenance Co., Ltd............................  16,840        371,551
   Kyosan Electric Manufacturing Co., Ltd................... 105,000        457,445
   Kyoto Kimono Yuzen Co., Ltd..............................  10,600        130,297
   Kyowa Exeo Corp.......................................... 133,300      1,212,548
   Kyowa Hakko Kirin Co., Ltd............................... 176,000      1,850,012
   Kyowa Leather Cloth Co., Ltd.............................  13,100         49,259
   Kyudenko Corp............................................  67,000        380,427
   Kyushu Electric Power Co., Inc...........................  84,100      1,115,556
 #*Laox Co., Ltd............................................ 122,000         56,368
   Lawson, Inc..............................................  10,200        675,298
   LEC, Inc.................................................   4,200         64,283
  *Leopalace21 Corp......................................... 209,100        649,676
   Life Corp................................................  10,000        176,904
   Lintec Corp..............................................  56,000      1,081,905
   Lion Corp................................................ 118,000        681,687
  *Lonseal Corp.............................................  23,000         26,864
  #Look, Inc................................................  70,000        205,505
   M3, Inc..................................................      56        260,322
   Mabuchi Motor Co., Ltd...................................  28,200      1,179,737
   Macnica, Inc.............................................  16,300        380,176
  #Macromill, Inc...........................................   7,800         77,739
   Maeda Corp............................................... 236,000        988,420
   Maeda Road Construction Co., Ltd.........................  87,000      1,051,351
   Maezawa Kasei Industries Co., Ltd........................  14,200        167,190
   Maezawa Kyuso Industries Co., Ltd........................  16,100        224,758
  #Makino Milling Machine Co., Ltd.......................... 131,000        947,867
   Makita Corp..............................................  14,500        555,041
  #Makita Corp. Sponsored ADR...............................  12,696        482,956
   Mamiya-Op Co., Ltd.......................................  43,000         99,736
   Mandom Corp..............................................  17,700        447,835
   Marche Corp..............................................   2,000         18,384
   Mars Engineering Corp....................................   9,700        220,398
   Marubeni Corp............................................ 417,359      2,898,018
   Marubun Corp.............................................  27,100        123,020
   Marudai Food Co., Ltd.................................... 181,000        699,564
 #*Maruei Department Store Co., Ltd.........................  38,000         50,414

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CONTINUED


                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   Maruetsu, Inc. (The).....................................    67,000     $  249,143
   Maruha Nichiro Holdings, Inc.............................   300,815        522,822
  #Marui Group Co., Ltd.....................................   321,800      2,554,274
   Maruka Machinery Co., Ltd................................     4,000         48,908
   Marusan Securities Co., Ltd..............................   107,500        411,359
  #Maruwa Co., Ltd..........................................    14,500        586,172
   Maruyama Manufacturing Co., Inc..........................    70,000        150,878
  *Maruzen CHI Holdings Co., Ltd............................     6,400         16,611
   Maruzen Showa Unyu Co., Ltd..............................    75,000        247,177
   Matsuda Sangyo Co., Ltd..................................    15,662        245,625
   Matsui Construction Co., Ltd.............................    27,000        112,124
   Matsui Securities Co., Ltd...............................    85,100        520,219
   Matsumotokiyoshi Holdings Co., Ltd.......................    44,000        976,322
 #*Matsuya Co., Ltd.........................................    14,700        131,781
   Matsuya Foods Co., Ltd...................................    17,500        342,369
   Max Co., Ltd.............................................    45,000        561,470
   Maxvalu Tokai Co., Ltd...................................    11,600        162,532
  *Mazda Motor Corp......................................... 1,234,000      2,005,290
   MEC Co., Ltd.............................................    20,100         79,139
   Medipal Holdings Corp....................................   193,300      2,445,170
 #*Megachips Corp...........................................    21,100        466,253
   Megane TOP Co., Ltd......................................    19,500        250,403
   Megmilk Snow Brand Co., Ltd..............................    52,900        958,683
   Meidensha Corp...........................................   140,000        498,652
   Meiji Holdings Co., Ltd..................................    53,610      2,374,449
  #Meiji Shipping Co., Ltd..................................     6,200         25,944
   Meisei Electric Co., Ltd.................................     4,000          4,650
   Meitec Corp..............................................     7,900        162,354
   Meito Sangyo Co., Ltd....................................     6,500         84,876
  *Meito Transportation Co., Ltd............................     1,300         10,021
  #Meiwa Estate Co., Ltd....................................    26,500        132,701
  #Meiwa Trading Co., Ltd...................................    42,200        411,910
   Melco Holdings, Inc......................................    12,200        285,880
   Mesco, Inc...............................................     6,000         44,451
   Michinoku Bank, Ltd. (The)...............................   152,000        292,435
   Mie Bank, Ltd. (The).....................................   104,000        241,219
   Mikuni Coca-Cola Bottling Co., Ltd.......................    47,900        425,054
   Mikuni Corp..............................................     7,000         16,623
  *Milbon Co., Ltd..........................................     5,280        158,298
   Mimasu Semiconductor Industry Co., Ltd...................    21,400        196,204
   Minato Bank, Ltd. (The)..................................   239,000        439,336
  #Minebea Co., Ltd.........................................   210,000        951,518
   Ministop Co., Ltd........................................    29,200        515,117
   Miraca Holdings, Inc.....................................    20,800        819,181
   Mirait Holdings Corp.....................................    74,630        537,078
   Miroku Jyoho Service Co., Ltd............................     9,000         29,349
  *Misawa Homes Co., Ltd....................................    22,000        286,478
   Misumi Group, Inc........................................    21,900        512,315
   Mitani Corp..............................................    13,800        197,258
  #Mito Securities Co., Ltd.................................    72,000        181,008
   Mitsuba Corp.............................................    72,000        720,334
   Mitsubishi Chemical Holdings Corp........................ 1,031,000      5,433,453
   Mitsubishi Corp..........................................   429,300      9,303,773
   Mitsubishi Electric Corp.................................   186,000      1,633,934
   Mitsubishi Estate Co., Ltd...............................    72,073      1,274,131
   Mitsubishi Gas Chemical Co., Inc.........................   308,000      2,017,827
   Mitsubishi Heavy Industries, Ltd......................... 1,078,000      4,888,756
   Mitsubishi Kakoki Kaisha, Ltd............................    66,000        128,131
   Mitsubishi Logistics Corp................................   166,000      1,820,900
  #Mitsubishi Materials Corp................................   838,200      2,499,963
  *Mitsubishi Motors Corp...................................   708,000        794,341

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CONTINUED


                                                              SHARES         VALUE++
                                                             ---------     -----------
JAPAN -- (Continued)
  *Mitsubishi Paper Mills, Ltd..............................   326,000     $   305,582
  *Mitsubishi Pencil Co., Ltd...............................    35,900         631,032
   Mitsubishi Research Institute, Inc.......................       600          12,509
   Mitsubishi Shokuhin Co., Ltd.............................    10,600         273,745
   Mitsubishi Steel Manufacturing Co., Ltd..................   231,000         729,549
   Mitsubishi Tanabe Pharma Corp............................   175,000       2,429,086
   Mitsubishi UFJ Financial Group, Inc...................... 3,578,700      17,183,174
   Mitsubishi UFJ Financial Group, Inc. ADR................. 1,847,677       8,794,943
   Mitsuboshi Belting Co., Ltd..............................    89,000         480,663
   Mitsui & Co., Ltd........................................   239,500       3,739,937
  #Mitsui & Co., Ltd. Sponsored ADR.........................    15,592       4,819,175
   Mitsui Chemicals, Inc....................................   668,065       1,930,101
  *Mitsui Engineering & Shipbuilding Co., Ltd............... 1,015,000       1,492,366
   Mitsui Fudosan Co., Ltd..................................   201,000       3,681,679
  *Mitsui High-Tec, Inc.....................................    45,400         276,136
   Mitsui Home Co., Ltd.....................................    46,000         242,028
   Mitsui Knowledge Industry Co., Ltd.......................     1,115         193,277
  #Mitsui Matsushima Co., Ltd...............................   158,000         308,887
   Mitsui Mining & Smelting Co., Ltd........................   646,000       1,619,823
   Mitsui O.S.K. Lines, Ltd.................................   906,000       3,511,578
   Mitsui Sugar Co., Ltd....................................   176,000         574,777
   Mitsui-Soko Co., Ltd.....................................   144,000         626,429
  *Mitsumi Electric Co., Ltd................................   107,700         894,540
   Mitsumura Printing Co., Ltd..............................    15,000          49,515
   MITSUUROKO HOLDINGS CO., LTD.............................    37,100         249,332
   Miura Co., Ltd...........................................    32,100         831,353
   Miyachi Corp.............................................     3,500          28,588
 #*Miyaji Engineering Group, Inc............................    72,000         131,247
   Miyazaki Bank, Ltd. (The)................................   203,000         518,950
   Miyoshi Oil & Fat Co., Ltd...............................    86,000         113,488
   Mizuho Financial Group, Inc.............................. 9,729,760      15,339,037
   Mizuno Corp..............................................   117,000         637,746
   Mochida Pharmaceutical Co., Ltd..........................    51,000         593,013
   Modec, Inc...............................................    18,100         378,695
   Monex Group, Inc.........................................     2,604         517,145
  #Mori Seiki Co., Ltd......................................   131,600       1,311,615
   Morinaga & Co., Ltd......................................   208,000         477,232
   Morinaga Milk Industry Co., Ltd..........................   267,000         976,268
   Morita Holdings Corp.....................................    43,000         286,751
   Morozoff, Ltd............................................    48,000         167,685
   Mory Industries, Inc.....................................    45,000         152,033
   MOS Food Services, Inc...................................    22,000         425,666
   Moshi Moshi Hotline, Inc.................................    34,500         341,138
   Mr Max Corp..............................................    35,900         153,994
   MS&AD Insurance Group Holdings, Inc......................   243,074       4,481,343
   Murata Manufacturing Co., Ltd............................    43,900       2,508,870
   Musashi Seimitsu Industry Co., Ltd.......................    15,200         355,846
   Musashino Bank, Ltd......................................    41,200       1,342,379
  #Mutoh Holdings Co., Ltd..................................    43,000         143,744
  #Nabtesco Corp............................................    36,000         768,516
   NAC CO., LTD.............................................     3,300          68,731
   Nachi-Fujikoshi Corp.....................................   206,000       1,028,312
  *Nagaileben Co., Ltd......................................    17,200         265,705
   Nagano Bank, Ltd. (The)..................................    71,000         136,113
   Nagano Keiki Co., Ltd....................................     1,900          17,276
   Nagase & Co., Ltd........................................   151,300       1,831,790
   Nagatanien Co., Ltd......................................     7,000          78,436
   Nagoya Railroad Co., Ltd.................................   426,000       1,141,067
   Naikai Zosen Corp........................................     3,000          10,808
   Nakabayashi Co., Ltd.....................................    59,000         140,376
   Nakamuraya Co., Ltd......................................    29,000         143,488

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CONTINUED


                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   Nakano Corp..............................................    33,000     $   68,734
  *Nakayama Steel Works, Ltd................................   165,000        148,347
   Namco Bandai Holdings, Inc...............................   123,200      1,761,601
  #Nankai Electric Railway Co., Ltd.........................   247,000      1,025,324
   Nanto Bank, Ltd. (The)...................................   293,000      1,309,668
   Natori Co., Ltd..........................................     4,600         49,547
   NEC Capital Solutions, Ltd...............................    18,800        263,005
  *NEC Corp................................................. 2,099,800      3,790,890
   NEC Fielding, Ltd........................................    23,900        300,019
   NEC Mobiling, Ltd........................................    12,000        437,944
   NEC Networks & System Integration Corp...................    30,400        452,457
   Net One Systems Co., Ltd.................................    54,400        742,154
   Neturen Co., Ltd.........................................    48,500        429,735
 #*New Japan Radio Co., Ltd.................................    46,000        137,406
  #NGK Insulators, Ltd......................................   123,000      1,534,099
   NGK Spark Plug Co., Ltd..................................   126,000      1,798,819
  #NHK Spring Co., Ltd......................................   130,000      1,356,919
   Nice Holdings, Inc.......................................    88,000        258,015
   Nichia Steel Works, Ltd..................................    53,000        139,767
   Nichias Corp.............................................   116,000        602,048
   Nichiban Co., Ltd........................................    38,000        125,815
   Nichicon Corp............................................    77,000        923,248
  *Nichiden Corp............................................     7,900        207,952
   Nichiha Corp.............................................    36,600        447,462
   Nichii Gakkan Co.........................................    51,900        710,933
   Nichimo Co., Ltd.........................................    23,000         77,460
   Nichirei Corp............................................   317,000      1,437,356
   Nichireki Co., Ltd.......................................    35,000        174,732
   Nidec Copal Corp.........................................    14,400        175,012
   Nidec Copal Electronics Corp.............................     1,500          8,613
   Nidec Corp...............................................     4,542        408,175
  #Nidec Corp. ADR..........................................     9,900        222,453
   Nidec Sankyo Corp........................................    38,000        230,544
   Nidec Tosok Corp.........................................    17,300        180,875
   Nifco, Inc...............................................    53,800      1,447,210
   Nifty Corp...............................................       194        264,079
   Nihon Chouzai Co., Ltd...................................     3,750        119,683
   Nihon Dempa Kogyo Co., Ltd...............................    23,700        326,836
   Nihon Eslead Corp........................................    14,200        130,392
  *Nihon Inter Electronics Corp.............................    19,200         26,365
   Nihon Kagaku Sangyo Co., Ltd.............................    11,000         74,908
   Nihon Kohden Corp........................................    28,800        840,040
   Nihon M&A Center, Inc....................................     5,800        166,070
   Nihon Nohyaku Co., Ltd...................................    87,000        392,775
   Nihon Parkerizing Co., Ltd...............................    52,000        776,588
   Nihon Plast Co., Ltd.....................................     2,900         25,274
   Nihon Shokuh Kako Co., Ltd...............................     7,000         33,014
   Nihon Trim Co., Ltd......................................     2,150         56,010
   Nihon Unisys, Ltd........................................    76,000        570,847
   Nihon Yamamura Glass Co., Ltd............................   175,000        437,850
   Nikkiso Co., Ltd.........................................    57,000        598,540
   Nikko Co., Ltd...........................................    28,000        108,027
   Nikon Corp...............................................    35,600      1,055,124
   Nintendo Co., Ltd........................................     6,900        931,389
   Nippo Corp...............................................    74,000        761,366
   Nippon Beet Sugar Manufacturing Co., Ltd.................   156,000        332,024
  #Nippon Carbide Industries Co., Inc.......................    78,000        123,123
   Nippon Carbon Co., Ltd...................................   120,000        326,359
  #Nippon Ceramic Co., Ltd..................................    26,300        449,902
  #Nippon Chemical Industrial Co., Ltd......................   141,000        228,691
 #*Nippon Chemi-Con Corp....................................   191,000        720,090

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CONTINUED


                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   Nippon Chemiphar Co., Ltd................................    16,000     $   85,473
   Nippon Chuzo K.K.........................................    27,000         43,069
  #Nippon Coke & Engineering Co., Ltd.......................   330,000        471,348
  *Nippon Columbia Co., Ltd.................................   166,000         59,951
   Nippon Concrete Industries Co., Ltd......................    33,000        108,942
   Nippon Conveyor Co., Ltd.................................    57,000         56,123
  #Nippon Denko Co., Ltd....................................   117,000        490,888
   Nippon Densetsu Kogyo Co., Ltd...........................    52,000        475,144
   Nippon Denwa Shisetu Co., Ltd............................    52,000        171,186
   Nippon Electric Glass Co., Ltd...........................   329,000      2,658,243
   Nippon Express Co., Ltd..................................   684,000      2,582,104
   Nippon Felt Co., Ltd.....................................    15,100         77,371
   Nippon Filcon Co., Ltd...................................    16,300         80,699
   Nippon Fine Chemical Co., Ltd............................    23,700        163,426
   Nippon Flour Mills Co., Ltd..............................   167,000        755,603
  #Nippon Formula Feed Manufacturing Co., Ltd...............   105,000        140,310
   Nippon Gas Co., Ltd......................................    16,800        266,722
   Nippon Hume Corp.........................................    31,000        132,902
   Nippon Jogesuido Sekkei Co., Ltd.........................        82        112,828
   Nippon Kanzai Co., Ltd...................................     2,800         52,207
   Nippon Kasei Chemical Co., Ltd...........................    32,000         52,800
   Nippon Kayaku Co., Ltd...................................   159,000      1,592,110
 #*Nippon Kinzoku Co., Ltd..................................    87,000        161,678
  #Nippon Koei Co., Ltd.....................................   107,000        375,866
   Nippon Konpo Unyu Soko Co., Ltd..........................    73,000        948,372
   Nippon Koshuha Steel Co., Ltd............................   105,000        130,460
   Nippon Light Metal Co., Ltd..............................   686,000      1,008,320
   Nippon Meat Packers, Inc.................................   156,000      1,992,716
  *Nippon Metal Industry Co., Ltd...........................   146,000        114,277
   Nippon Paint Co., Ltd....................................   191,000      1,456,748
  #Nippon Paper Group, Inc..................................   125,802      2,518,549
   Nippon Parking Development Co., Ltd......................       143          7,732
   Nippon Pillar Packing Co., Ltd...........................    38,000        325,306
   Nippon Piston Ring Co., Ltd..............................   119,000        260,099
   Nippon Rietec Co., Ltd...................................     1,000          4,675
   Nippon Road Co., Ltd. (The)..............................    88,000        344,885
   Nippon Seiki Co., Ltd....................................    51,000        643,328
   Nippon Seisen Co., Ltd...................................    51,000        254,895
   Nippon Sharyo, Ltd.......................................    75,000        282,033
  #Nippon Sheet Glass Co., Ltd.............................. 1,318,000      1,707,088
   Nippon Shinyaku Co., Ltd.................................    70,000        887,260
   Nippon Shokubai Co., Ltd.................................   152,000      1,702,924
 #*Nippon Signal Co., Ltd...................................   103,900        662,649
   Nippon Soda Co., Ltd.....................................   177,000        764,206
   Nippon Steel Corp........................................ 2,158,000      5,377,494
   Nippon Steel Trading Co., Ltd............................    66,000        190,670
  #Nippon Suisan Kaisha, Ltd................................   240,800        784,793
   Nippon Synthetic Chemical Industry Co., Ltd. (The).......    79,000        467,309
   Nippon Telegraph & Telephone Corp........................     7,100        321,244
   Nippon Telegraph & Telephone Corp. ADR...................    68,900      1,553,695
   Nippon Television Network Corp...........................     3,800        588,495
   Nippon Thompson Co., Ltd.................................    92,000        508,735
   Nippon Tungsten Co., Ltd.................................    31,000         65,320
   Nippon Valqua Industries, Ltd............................   133,000        371,032
  *Nippon Yakin Kogyo Co., Ltd..............................   186,000        293,377
   Nippon Yusen K.K......................................... 1,201,904      3,552,871
   Nippon Yusoki Co., Ltd...................................    31,000         97,099
   Nipro Corp...............................................   126,000        862,885
  *NIS Group Co., Ltd. ADR..................................    30,800            955
   Nishimatsu Construction Co., Ltd.........................   519,000      1,116,655
   Nishimatsuya Chain Co., Ltd..............................    60,100        501,572

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CONTINUED


                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
   Nishi-Nippon Bank, Ltd...................................   944,000 $2,496,798
   Nishi-Nippon Railroad Co., Ltd...........................   148,000    693,705
  *Nishishiba Electric Co., Ltd.............................    10,000     18,448
  #Nissan Chemical Industries, Ltd..........................    89,600    811,929
  #Nissan Motor Co., Ltd....................................   691,900  7,193,710
  #Nissan Shatai Co., Ltd...................................    95,000  1,002,689
 #*Nissan Tokyo Sales Holdings Co., Ltd.....................    36,000    109,537
   Nissei Corp..............................................    20,100    181,465
   Nissei Plastic Industrial Co., Ltd.......................     7,600     38,827
  #Nissen Holdings Co., Ltd.................................    30,000    156,359
 #*Nissha Printing Co., Ltd.................................    41,200    465,576
   Nisshin Fudosan Co., Ltd.................................    18,500    116,990
   Nisshin Oillio Group, Ltd. (The).........................   164,000    688,807
   Nisshin Seifun Group, Inc................................   146,200  1,783,822
  *Nisshin Steel Co., Ltd................................... 1,005,000  1,410,555
  #Nisshinbo Holdings, Inc..................................   204,000  1,793,566
   Nissin Corp..............................................    88,000    211,827
   Nissin Electric Co., Ltd.................................    47,000    268,952
   Nissin Foods Holdings Co., Ltd...........................    19,175    721,478
   Nissin Kogyo Co., Ltd....................................    40,300    655,044
   Nissin Sugar Holdings Co., Ltd...........................     4,700     97,155
   Nissui Pharmaceutical Co., Ltd...........................    17,700    159,434
   Nitchitsu Co., Ltd.......................................    11,000     27,249
   Nitori Holdings Co., Ltd.................................     4,500    414,093
   Nitta Corp...............................................    28,800    546,832
   Nittan Valve Co., Ltd....................................    27,500     93,477
   Nittetsu Mining Co., Ltd.................................   103,000    438,256
  #Nitto Boseki Co., Ltd....................................   291,000  1,105,123
   Nitto Denko Corp.........................................    41,800  1,715,474
   Nitto FC Co., Ltd........................................     5,100     33,414
   Nitto Kogyo Corp.........................................    51,700    751,000
   Nitto Kohki Co., Ltd.....................................    11,300    251,993
   Nitto Seiko Co., Ltd.....................................    39,000    126,880
  #Nittoc Construction Co., Ltd.............................    29,000     43,095
   NKSJ Holdings, Inc.......................................   160,200  3,297,512
   Noevir Holdings Co., Ltd.................................    10,100    113,409
  #NOF Corp.................................................   178,000    895,894
   Nohmi Bosai, Ltd.........................................    34,000    234,985
   NOK Corp.................................................    97,000  1,995,346
  #Nomura Co., Ltd..........................................    56,000    208,302
   Nomura Holdings, Inc..................................... 1,147,600  4,704,153
   Nomura Holdings, Inc. ADR................................   402,117  1,636,616
   Nomura Real Estate Holdings, Inc.........................    95,000  1,660,711
  #Nomura Research Institute, Ltd...........................    12,800    293,657
  *Noritake Co., Ltd........................................   130,000    378,129
   Noritsu Koki Co., Ltd....................................    26,000    136,207
   Noritz Corp..............................................    35,600    629,826
   NS Solutions Corp........................................    28,500    553,806
  *NS United Kaiun Kaisha, Ltd..............................   169,000    271,269
   NSD Co., Ltd.............................................    41,200    340,682
   NSK, Ltd.................................................   218,000  1,495,763
   NTN Corp.................................................   493,000  1,864,950
  #NTT Data Corp............................................       202    699,126
   NTT DoCoMo, Inc..........................................     3,688  6,297,263
   NTT DoCoMo, Inc. Sponsored ADR...........................    44,600    763,552
   Obara Corp...............................................    15,200    202,974
   Obayashi Corp............................................   532,000  2,251,872
   Obayashi Road Corp.......................................    59,000    175,633
   Obic Business Consultants Co., Ltd.......................     5,350    253,933
   Obic Co., Ltd............................................     6,670  1,405,883
  #Odakyu Electric Railway Co., Ltd.........................   120,000  1,112,204

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Oenon Holdings, Inc......................................  65,000 $  159,923
   Ogaki Kyoritsu Bank, Ltd. (The).......................... 367,000  1,255,735
   Ohara, Inc...............................................   9,500    108,986
   Ohashi Technica, Inc.....................................   3,000     21,357
   Oie Sangyo Co., Ltd......................................   1,200     12,457
   Oiles Corp...............................................  24,068    488,543
   Oita Bank, Ltd. (The).................................... 254,000    722,680
   OJI Paper Co., Ltd....................................... 645,000  2,961,588
   Okabe Co., Ltd...........................................  54,900    346,394
   Okamoto Industries, Inc..................................  71,000    288,937
  *Okamoto Machine Tool Works, Ltd..........................  47,000     62,625
   Okamura Corp.............................................  77,000    568,307
   Okano Valve Manufacturing Co., Ltd.......................   4,000     12,260
   Okasan Securities Group, Inc............................. 259,000  1,024,150
   Okaya Electric Industries Co., Ltd.......................   6,700     27,317
   Oki Electric Cable Co., Ltd..............................  12,000     24,950
  *Oki Electric Industry Co., Ltd........................... 609,000  1,036,724
   Okinawa Electric Power Co., Ltd..........................  11,780    469,324
  *OKK Corp................................................. 126,000    181,099
  #OKUMA Corp............................................... 156,000  1,226,643
   Okumura Corp............................................. 218,000    797,475
   Okura Industrial Co., Ltd................................  59,000    180,575
   Okuwa Co., Ltd...........................................  28,000    383,345
   Olympic Corp.............................................  19,000    199,900
  *Olympus Corp.............................................  14,000    219,811
   Omikenshi Co., Ltd.......................................  24,000     15,256
   Omron Corp...............................................  68,100  1,446,836
   ONO Sokki Co., Ltd.......................................  25,000    104,875
   Onoken Co., Ltd..........................................  16,700    136,153
   Onward Holdings Co., Ltd................................. 162,000  1,266,821
   Optex Co., Ltd...........................................  16,000    225,016
   Oracle Corp. Japan.......................................   5,800    224,025
   Organo Corp..............................................  63,000    410,049
   Oriental Land Co., Ltd...................................   5,200    576,531
   Origin Electric Co., Ltd.................................  39,000    162,820
   Osaka Gas Co., Ltd....................................... 323,000  1,306,247
   Osaka Organic Chemical Industry, Ltd.....................  16,800     86,290
   Osaka Steel Co., Ltd.....................................  20,400    381,520
  #Osaka Titanium Technologies Co., Ltd.....................   7,400    232,648
   Osaki Electric Co., Ltd..................................  28,000    292,787
   OSG Corp.................................................  30,600    482,978
   Otsuka Corp..............................................   6,400    514,726
   Oyo Corp.................................................  23,800    264,583
  #P.S. Mitsubishi Construction Co., Ltd....................  24,000    116,521
   Pacific Industrial Co., Ltd..............................  71,000    441,399
  *Pacific Metals Co., Ltd.................................. 221,000  1,069,381
   Pack Corp. (The).........................................  14,700    262,491
   Pal Co., Ltd.............................................   7,900    374,985
   Paltac Corp..............................................  28,550    417,071
   PanaHome Corp............................................ 104,000    684,673
   Panasonic Corp........................................... 702,500  5,385,826
   Panasonic Corp. Sponsored ADR............................ 204,353  1,563,300
   Panasonic Electric Works Information Systems Co., Ltd....   1,800     45,923
   Panasonic Electric Works SUNX Co., Ltd...................  44,000    223,592
   Paramount Bed Holdings Co., Ltd..........................  19,800    606,407
   #Parco Co., Ltd..........................................  65,700    645,706
   Paris Miki Holdings, Inc.................................  31,100    197,940
   Park24 Co., Ltd..........................................  25,600    352,356
   Pasco Corp...............................................  29,000    100,354
   Pasona Group, Inc........................................     108     94,014
   PCA Corp.................................................   1,000     12,593

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
  #Penta-Ocean Construction Co., Ltd........................ 370,000 $1,087,278
  *PIA Corp.................................................   4,400     49,394
   Pigeon Corp..............................................   8,600    343,128
  *Pilot Corp...............................................     165    318,072
   Piolax, Inc..............................................  13,900    339,062
  *Pioneer Electronic Corp.................................. 176,400    890,220
   Plenus Co., Ltd..........................................  22,200    430,990
   Point, Inc...............................................   4,730    174,682
   Poplar Co., Ltd..........................................   3,500     22,972
   Press Kogyo Co., Ltd..................................... 144,000    855,805
   Prima Meat Packers, Ltd.................................. 200,000    391,787
   Pronexus, Inc............................................  30,900    188,232
   Raito Kogyo Co., Ltd.....................................  59,800    316,398
 #*Rasa Industries, Ltd.....................................  80,000    120,664
 #*Renesas Electronics Corp.................................  80,600    463,548
  #Rengo Co., Ltd........................................... 263,710  1,928,196
 #*Renown, Inc..............................................  76,600    118,742
   Resona Holdings, Inc..................................... 166,600    707,636
   Resorttrust, Inc.........................................  45,400    750,226
   Rheon Automatic Machinery Co., Ltd.......................   7,000     18,259
   Rhythm Watch Co., Ltd.................................... 181,000    302,795
   Ricoh Co., Ltd........................................... 531,619  4,762,297
   Ricoh Leasing Co., Ltd...................................  22,700    514,177
   Right On Co., Ltd........................................  13,800    128,263
   Riken Corp............................................... 134,000    565,287
   Riken Keiki Co., Ltd.....................................  21,000    147,431
   Riken Technos Corp.......................................  62,000    188,530
   Riken Vitamin Co., Ltd...................................  11,600    340,573
   Ringer Hut Co., Ltd......................................   7,600    101,919
  #Rinnai Corp..............................................  12,900    939,811
   Riso Kagaku Corp.........................................  20,079    293,673
   Riso Kyoiku Co., Ltd.....................................     875     57,236
  #Rock Field Co., Ltd......................................  16,700    320,303
   Rohm Co., Ltd............................................  77,700  3,504,169
   Rohto Pharmaceutical Co., Ltd............................  62,000    794,146
   Roland DG Corp...........................................  13,000    152,722
   Round One Corp........................................... 103,700    678,440
   Royal Holdings Co., Ltd..................................  50,100    590,783
   Ryobi, Ltd............................................... 166,000    597,165
   Ryoden Trading Co., Ltd..................................  56,000    326,653
   Ryohin Keikaku Co., Ltd..................................  17,575    954,160
   Ryosan Co., Ltd..........................................  42,900    812,621
   S Foods, Inc.............................................  27,000    236,371
   S.T. Chemical Co., Ltd...................................   8,000     99,125
 #*Sagami Chain Co., Ltd....................................  20,000    169,482
  #Saibu Gas Co., Ltd....................................... 232,000    650,361
   Saizeriya Co., Ltd.......................................  31,500    488,758
   Sakai Chemical Industry Co., Ltd......................... 117,000    407,561
   Sakai Heavy Industries, Ltd..............................  54,000    232,915
   Sakai Ovex Co., Ltd......................................  63,000    109,815
   Sakata INX Corp..........................................  87,000    446,814
   Sakata Seed Corp.........................................  44,300    620,916
   Sala Corp................................................  58,500    387,098
   SAN HOLDINGS, INC........................................   1,800     34,865
   San-A Co., Ltd...........................................  10,200    414,552
   San-Ai Oil Co., Ltd......................................  86,000    418,340
   Sanden Corp.............................................. 238,000    784,928
   Sangetsu Co., Ltd........................................  31,100    812,371
   San-in Godo Bank, Ltd. (The)............................. 207,000  1,488,317
 #*Sanix, Inc...............................................  22,200     62,684
  #Sanken Electric Co., Ltd................................. 121,000    581,520

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Sanki Engineering Co., Ltd...............................  63,000 $  329,817
  #Sanko Marketing Foods Co., Ltd...........................      62     81,564
  #Sanko Metal Industrial Co., Ltd..........................  21,000     68,866
   Sankyo Co., Ltd..........................................  29,800  1,436,816
   Sankyo Seiko Co., Ltd....................................  54,900    180,046
  *Sankyo-Tateyama Holdings, Inc............................ 478,000    981,229
   Sankyu, Inc.............................................. 350,000  1,388,724
   Sanoh Industrial Co., Ltd................................  51,800    403,146
  #Sanrio Co., Ltd..........................................  11,500    505,481
   Sanshin Electronics Co., Ltd.............................  46,300    351,253
   Santen Pharmaceutical Co., Ltd...........................  14,600    610,995
   Sanwa Holdings Corp...................................... 278,000  1,051,375
   Sanyo Chemical Industries, Ltd...........................  82,000    532,635
   Sanyo Denki Co., Ltd.....................................  47,000    295,785
  *Sanyo Housing Nagoya Co., Ltd............................      93     90,440
   Sanyo Shokai, Ltd........................................ 124,000    351,424
   Sanyo Special Steel Co., Ltd............................. 145,000    673,033
   Sapporo Hokuyo Holdings, Inc............................. 418,200  1,460,823
   Sapporo Holdings, Ltd.................................... 395,000  1,380,711
  #Sasebo Heavy Industries Co., Ltd......................... 178,000    267,267
 #*Sata Construction Co., Ltd...............................  85,000     73,678
  #Sato Holdings Corp.......................................  38,600    548,531
   Sato Shoji Corp..........................................  19,700    144,003
   Satori Electric Co., Ltd.................................  20,200    126,194
   Sawai Pharmaceutical Co., Ltd............................   3,000    316,147
   Saxa Holdings, Inc.......................................  86,000    178,934
   SBI Holdings, Inc........................................  31,707  2,551,554
   Scroll Corp..............................................  33,300    134,815
   SCSK Corp................................................  32,459    505,487
   Secom Co., Ltd...........................................  13,300    629,313
   Secom Joshinetsu Co., Ltd................................   1,500     43,417
   Sega Sammy Holdings, Inc.................................  54,612  1,145,896
   Seibu Electric Industry Co., Ltd.........................  16,000     70,903
   Seika Corp...............................................  72,000    208,582
   Seikagaku Corp...........................................  37,700    404,422
 #*Seikitokyu Kogyo Co., Ltd................................ 121,000     90,319
  #Seiko Epson Corp......................................... 173,600  2,315,909
  *Seiko Holdings Corp...................................... 129,000    326,238
   Seino Holdings Co., Ltd.................................. 197,000  1,364,632
   Seiren Co., Ltd..........................................  81,500    592,392
   Sekisui Chemical Co., Ltd................................ 257,000  2,310,741
   Sekisui House, Ltd....................................... 462,000  4,282,918
   Sekisui Jushi Co., Ltd...................................  60,000    589,474
   Sekisui Plastics Co., Ltd................................  90,000    311,322
   Senko Co., Ltd........................................... 135,000    591,699
   Senshu Electric Co., Ltd.................................   9,500    130,934
   Senshu Ikeda Holdings, Inc............................... 524,000    697,441
   Senshukai Co., Ltd.......................................  41,400    301,829
   Seven & I Holdings Co., Ltd.............................. 178,452  5,401,776
   Sharp Corp............................................... 800,000  5,117,757
  *Shibaura Mechatronics Corp...............................  41,000    106,689
   Shibusawa Warehouse Co., Ltd.............................  56,000    165,838
   Shibuya Kogyo Co., Ltd...................................   7,300     83,425
   Shiga Bank, Ltd.......................................... 312,000  1,782,599
   Shikibo, Ltd............................................. 165,000    201,810
   Shikoku Bank, Ltd........................................ 218,000    793,209
   Shikoku Chemicals Corp...................................  55,000    309,593
   Shikoku Electric Power Co., Inc..........................  38,900  1,004,779
   Shima Seiki Manufacturing Co., Ltd.......................  37,000    686,340
   Shimachu Co., Ltd........................................  61,700  1,389,936
  #Shimadzu Corp............................................ 165,000  1,468,992

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
   Shimamura Co., Ltd.......................................     7,300 $  826,696
   Shimano, Inc.............................................     8,200    539,180
   Shimizu Bank, Ltd........................................    10,300    375,685
   Shimizu Corp.............................................   450,000  1,710,626
   Shimojima Co., Ltd.......................................     1,500     19,997
   Shin Nippon Air Technologies Co., Ltd....................    26,100    158,251
   Shinagawa Refractories Co., Ltd..........................   128,000    327,576
   Shindengen Electric Manufacturing Co., Ltd...............    92,000    380,535
   Shin-Etsu Chemical Co., Ltd..............................    40,600  2,343,422
   Shin-Etsu Polymer Co., Ltd...............................    51,000    241,886
   Shin-Keisei Electric Railway Co., Ltd....................    25,000    108,632
   Shinko Electric Industries Co., Ltd......................   116,400  1,088,030
   Shinko Plantech Co., Ltd.................................    46,300    390,993
   Shinko Shoji Co., Ltd....................................    35,800    300,587
   Shinko Wire Co., Ltd.....................................    47,000     84,477
   Shinmaywa Industries, Ltd................................   171,000    827,284
   Shinnihon Corp...........................................    36,600     96,402
   Shinsei Bank, Ltd........................................ 1,050,000  1,354,966
   Shinsho Corp.............................................    74,000    167,308
   Shinwa Co., Ltd..........................................     5,000     59,359
   Shionogi & Co., Ltd......................................   123,200  1,606,969
   Ship Healthcare Holdings, Inc............................    34,000    803,724
   Shiroki Corp.............................................   132,000    421,849
   Shiseido Co., Ltd........................................    44,200    773,814
   Shizuki Electric Co., Inc................................    24,000    110,150
   Shizuoka Bank, Ltd.......................................   450,000  4,709,121
   Shizuoka Gas Co., Ltd....................................    71,000    513,337
   SHO-BOND Holdings Co., Ltd...............................    20,600    521,012
   Shobunsha Publications, Inc..............................    17,200    127,061
  #Shochiku Co., Ltd........................................    54,000    520,251
   Shoko Co., Ltd...........................................    97,000    162,282
  #Showa Aircraft Industry Co., Ltd.........................    11,000     68,204
   Showa Corp...............................................    80,600    703,531
   Showa Denko K.K..........................................   913,000  2,031,530
   Showa Sangyo Co., Ltd....................................    91,000    283,602
   Showa Shell Sekiyu K.K...................................   258,600  1,627,401
   Siix Corp................................................    18,600    286,185
  *Silver Seiko, Ltd........................................   119,000      1,490
   Simplex Holdings, Inc....................................       141     49,692
   Sinanen Co., Ltd.........................................    70,000    311,697
  #Sinfonia Technology Co., Ltd.............................    92,000    202,763
   Sintokogio, Ltd..........................................    71,600    751,726
   SKY Perfect JSAT Holdings, Inc...........................     2,650  1,154,130
   SMC Corp.................................................     5,100    851,716
   SMK Corp.................................................    87,000    283,857
   SNT Corp.................................................    29,300    180,488
   Soda Nikka Co., Ltd......................................    13,000     58,574
   Sodick Co., Ltd..........................................    79,700    402,037
   Soft99 Corp..............................................    10,600     67,375
   Softbank Corp............................................    47,700  1,423,677
   Sogo Medical Co., Ltd....................................     5,300    193,930
   Sohgo Security Services Co., Ltd.........................    81,700    939,833
   Sojitz Corp.............................................. 1,685,600  2,838,769
   So-net Entertainment Corp................................       131    549,371
   Sonton Food Industry Co., Ltd............................     3,000     25,820
   Sony Corp................................................    64,200  1,038,358
  #Sony Corp. Sponsored ADR.................................   355,389  5,760,856
   Sony Financial Holdings, Inc.............................    22,200    362,820
   Soshin Electric Co., Ltd.................................     7,200     32,250
   Sotetsu Holdings, Inc....................................   251,000    776,085
   Sotoh Co., Ltd...........................................     6,300     60,047

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
JAPAN -- (Continued)
   Space Co., Ltd...........................................     3,700 $    24,004
   SPK Corp.................................................     5,700     102,946
  #Square Enix Holdings Co., Ltd............................    56,600   1,107,825
   SRA Holdings, Inc........................................    15,500     176,821
   SRI Sports Ltd...........................................    15,000     194,909
   St. Marc Holdings Co., Ltd...............................     8,000     309,653
   Stanley Electric Co., Ltd................................   122,300   1,873,592
   Star Micronics Co., Ltd..................................    47,900     507,952
   Starzen Co., Ltd.........................................    85,000     262,899
   Stella Chemifa Corp......................................     9,300     211,867
   Studio Alice Co., Ltd....................................    10,000     167,432
   Sugi Holdings Co., Ltd...................................     6,400     207,408
   Sugimoto & Co., Ltd......................................    10,300      98,532
  *Sumco Corp...............................................   129,860   1,378,551
   Sumida Corp..............................................    19,700     117,638
   Sumikin Bussan Corp......................................   135,000     345,542
   Suminoe Textile Co., Ltd.................................    88,000     179,489
  *Sumiseki Holdings, Inc...................................    11,700      12,799
   Sumitomo Bakelite Co., Ltd...............................   219,000   1,137,607
   Sumitomo Chemical Co., Ltd...............................   697,000   2,865,955
   Sumitomo Corp............................................   418,400   5,945,964
   Sumitomo Densetsu Co., Ltd...............................    29,800     228,308
   Sumitomo Electric Industries, Ltd........................   302,600   4,081,847
   Sumitomo Forestry Co., Ltd...............................   189,500   1,649,098
   Sumitomo Heavy Industries, Ltd...........................   301,480   1,554,926
   Sumitomo Light Metal Industries, Ltd.....................   564,000     577,075
  #Sumitomo Metal Industries, Ltd...........................   910,000   1,634,699
   Sumitomo Metal Mining Co., Ltd...........................   245,000   3,213,749
 #*Sumitomo Mitsui Construction Co., Ltd....................   152,200     127,643
   Sumitomo Mitsui Financial Group, Inc.....................   572,770  18,327,942
   Sumitomo Osaka Cement Co., Ltd...........................   529,000   1,603,543
   Sumitomo Pipe & Tube Co., Ltd............................    41,400     397,759
   Sumitomo Precision Products Co., Ltd.....................    49,000     266,988
   Sumitomo Real Estate Sales Co., Ltd......................     6,090     292,125
  #Sumitomo Realty & Development Co., Ltd...................    36,000     858,483
   Sumitomo Rubber Industries, Ltd..........................    87,900   1,209,583
   Sumitomo Seika Chemicals Co., Ltd........................    85,000     370,199
   Sumitomo Warehouse Co., Ltd..............................   192,000     917,380
   Sundrug Co., Ltd.........................................     8,800     269,532
  #Suruga Bank, Ltd.........................................   245,000   2,443,587
   Suzuken Co., Ltd.........................................    83,100   2,513,527
   Suzuki Motor Corp........................................    89,700   2,111,219
   SWCC Showa Holdings Co., Ltd.............................   407,000     370,147
 #*SxL Corp.................................................    85,000     192,411
  #Sysmex Corp..............................................     7,000     281,318
   Systena Corp.............................................       210     160,182
   T&D Holdings, Inc........................................   356,210   3,839,800
   T. Hasegawa Co., Ltd.....................................    17,900     253,458
   T. RAD Co., Ltd..........................................   100,000     390,987
   Tachibana Eletech Co., Ltd...............................    17,900     157,332
   Tachi-S Co., Ltd.........................................    45,700     873,667
  #Tact Home Co., Ltd.......................................       181     172,892
   Tadano, Ltd..............................................   149,421   1,108,267
   Taihei Dengyo Kaisha, Ltd................................    35,000     292,081
   Taihei Kogyo Co., Ltd....................................    85,000     446,043
   Taiheiyo Cement Corp.....................................   864,000   2,062,001
   Taiheiyo Kouhatsu, Inc...................................    59,000      62,762
   Taiho Kogyo Co., Ltd.....................................    37,900     487,674
   Taikisha, Ltd............................................    32,300     644,376
   Taiko Bank, Ltd. (The)...................................    27,000      76,952
   Taisei Corp.............................................. 1,183,399   3,005,845

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Taisei Lamick Co., Ltd...................................   1,600 $   50,245
   Taisho Pharmaceutical Holdings Co., Ltd..................  18,600  1,488,541
   Taiyo Holdings Co., Ltd..................................   5,900    156,451
   Taiyo Nippon Sanso Corp.................................. 179,000  1,236,675
  #Taiyo Yuden Co., Ltd..................................... 134,700  1,440,622
 #*Takagi Securities Co., Ltd...............................  27,000     34,241
   Takamatsu Construction Group Co., Ltd....................  19,400    332,290
   Takano Co., Ltd..........................................  14,200     78,539
  #Takaoka Electric Manufacturing Co., Ltd..................  84,000    207,730
   Takara Holdings, Inc..................................... 212,000  1,439,572
   Takara Leben Co., Ltd....................................  25,900    224,663
   Takara Standard Co., Ltd................................. 120,000    889,941
   Takasago International Corp..............................  95,000    477,223
   Takasago Thermal Engineering Co., Ltd....................  79,200    622,244
  #Takashima & Co., Ltd.....................................  29,000     96,870
   Takashimaya Co., Ltd..................................... 353,000  2,675,753
   Takata Corp..............................................  32,700    801,786
   Take & Give Needs Co., Ltd...............................   1,189    136,766
   Takeda Pharmaceutical Co., Ltd...........................  75,200  3,281,360
   Takihyo Co., Ltd.........................................   3,000     17,478
   Takiron Co., Ltd.........................................  85,000    299,278
   Takisawa Machine Tool Co., Ltd...........................  61,000     90,379
   Takuma Co., Ltd.......................................... 113,000    532,045
   Tamron Co., Ltd..........................................  12,700    382,690
   Tamura Corp.............................................. 115,000    315,538
   Tanseisha Co., Ltd.......................................  18,000     61,351
   Tatsuta Electric Wire & Cable Co., Ltd...................  96,000    579,793
   Tayca Corp...............................................  39,000    138,548
   TBK Co., Ltd.............................................  45,000    291,130
   TDK Corp.................................................  34,000  1,775,377
  #TDK Corp. Sponsored ADR..................................  48,131  2,512,438
 #*Teac Corp................................................  26,000      9,821
   Techno Associe Co., Ltd..................................   3,000     25,330
   Techno Ryowa, Ltd........................................   8,870     46,618
   Teijin, Ltd.............................................. 701,750  2,359,906
   Teikoku Electric Manufacturing Co., Ltd..................   5,600    109,808
   Teikoku Sen-I Co., Ltd...................................  21,000    168,613
   Teikoku Tsushin Kogyo Co., Ltd...........................  46,000     82,400
 #*Tekken Corp.............................................. 203,000    296,470
   Terumo Corp..............................................   7,800    357,396
   T-GAIA CORP..............................................      80    139,965
   THK Co., Ltd.............................................  67,700  1,353,852
   Tigers Polymer Corp......................................   6,700     28,260
  #Titan Kogyo K.K..........................................  12,000     46,815
   TKC Corp.................................................  25,300    548,002
   TOA Corp................................................. 244,000    441,642
   Toa Oil Co., Ltd......................................... 101,000    121,013
   TOA ROAD Corp............................................  63,000    189,966
   Toa Valve Engineering, Inc...............................     200      2,901
   Toabo Corp............................................... 122,000     89,869
   Toagosei Co., Ltd........................................ 310,500  1,344,272
 #*Tobishima Corp........................................... 116,300    131,243
   Tobu Railway Co., Ltd.................................... 211,000  1,073,987
   Tobu Store Co., Ltd......................................  30,000    103,830
   TOC Co., Ltd.............................................  96,400    540,701
   Tocalo Co., Ltd..........................................  15,900    286,517
   Tochigi Bank, Ltd........................................ 156,000    533,926
   Toda Corp................................................ 320,000  1,022,322
  #Toda Kogyo Corp..........................................  47,000    303,894
   Toei Co., Ltd............................................  82,000    427,138
   Toenec Corp..............................................  42,000    244,293

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Toho Bank, Ltd........................................... 251,000 $  807,317
   TOHO Co., Ltd. (6895200).................................  73,800  1,322,785
   TOHO Co., Ltd. (6895211).................................  32,000    124,655
   Toho Gas Co., Ltd........................................ 168,000  1,013,693
   Toho Holdings Co., Ltd...................................  60,700  1,179,821
   Toho Real Estate Co., Ltd................................  22,600    136,520
  #Toho Titanium Co., Ltd...................................  12,700    178,253
   Toho Zinc Co., Ltd....................................... 171,000    733,036
   Tohoku Bank, Ltd. (The)..................................  99,000    157,023
   Tohto Suisan Co., Ltd....................................  61,000    115,497
  *Tohuku Electric Power Co., Inc...........................  95,300    999,249
   Tokai Carbon Co., Ltd.................................... 224,000  1,121,270
   TOKAI Holdings Corp......................................  18,000     83,652
   Tokai Lease Co., Ltd.....................................  40,000     94,921
   Tokai Rika Co., Ltd......................................  68,900  1,283,408
   Tokai Rubber Industries, Ltd.............................  49,500    585,596
   Tokai Tokyo Financial Holdings, Inc...................... 304,000  1,082,689
  *Token Corp...............................................   8,180    297,101
   Tokio Marine Holdings, Inc............................... 221,312  5,661,962
  #Tokio Marine Holdings, Inc. ADR..........................  63,004  1,598,411
  #Toko Electric Corp.......................................  45,000    207,395
 #*Toko, Inc................................................ 149,000    490,377
   Tokushu Tokai Paper Co., Ltd............................. 125,380    339,736
  #Tokuyama Corp............................................ 457,000  1,428,686
   Tokyo Broadcasting System, Inc...........................  50,100    679,326
  *Tokyo Denpa Co., Ltd.....................................   2,200     10,537
  *Tokyo Dome Corp.......................................... 232,000    771,295
  *Tokyo Electric Power Co., Ltd............................  91,012    227,214
   Tokyo Electron Device, Ltd...............................     103    190,044
   Tokyo Electron, Ltd......................................  24,800  1,374,319
   Tokyo Energy & Systems, Inc..............................  44,000    268,575
   Tokyo Gas Co., Ltd....................................... 228,000  1,100,238
   Tokyo Individualized Educational Institute, Inc..........  29,600     62,576
   Tokyo Kaikan Co., Ltd....................................   2,000      7,352
   TOKYO KEIKI, Inc......................................... 114,000    241,832
  *Tokyo Kikai Seisakusho, Ltd..............................  73,000     51,245
   Tokyo Rakutenchi Co., Ltd................................  30,000    113,204
 #*Tokyo Rope Manufacturing Co., Ltd........................ 218,000    448,485
   Tokyo Sangyo Co., Ltd....................................  24,500     94,519
   Tokyo Seimitsu Co., Ltd..................................  42,600    875,678
   Tokyo Steel Manufacturing Co., Ltd....................... 124,700    946,253
  *Tokyo Tatemono Co., Ltd.................................. 552,000  2,038,290
   Tokyo Tekko Co., Ltd.....................................  44,000    147,994
 #*Tokyo Theatres Co., Inc.................................. 103,000    148,543
   Tokyo Tomin Bank, Ltd....................................  46,100    526,240
   Tokyotokeiba Co., Ltd.................................... 195,000    287,528
   Tokyu Community Corp.....................................   9,900    316,810
   Tokyu Construction Co., Ltd..............................  94,000    224,010
   Tokyu Corp............................................... 221,000  1,034,902
   Tokyu Land Corp.......................................... 559,000  2,694,139
   Tokyu Livable, Inc.......................................  17,300    191,155
   *Tokyu Recreation Co., Ltd...............................   6,000     35,693
   Toli Corp................................................  61,000    126,738
   Tomato Bank, Ltd......................................... 122,000    220,809
   Tomen Devices Corp.......................................   3,000     76,239
   Tomen Electronics Corp...................................  15,600    230,766
  #Tomoe Corp...............................................  36,800    146,415
   Tomoe Engineering Co., Ltd...............................   7,100    162,024
   TOMOEGAWA CO., LTD.......................................  17,000     38,699
   Tomoku Co., Ltd.......................................... 103,000    299,178
   TOMONY Holdings, Inc..................................... 172,000    786,379

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

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
JAPAN -- (Continued)
   Tomy Co., Ltd............................................    49,700 $   373,837
   Tonami Holdings Co., Ltd.................................    88,000     202,233
   TonenGeneral Sekiyu K.K..................................    50,000     467,672
  #Topcon Corp..............................................    57,900     446,021
   Toppan Forms Co., Ltd....................................    64,000     575,586
   Toppan Printing Co., Ltd.................................   445,000   3,014,001
   Topre Corp...............................................    54,000     508,192
   Topy Industries, Ltd.....................................   249,000     767,461
   Toray Industries, Inc....................................   230,000   1,768,313
  *Tori Holdings Co., Ltd...................................    11,700       4,383
   Toridoll.corp............................................    18,600     236,731
   Torigoe Co., Ltd. (The)..................................    12,500     106,173
   Torii Pharmaceutical Co., Ltd............................     9,700     181,885
   Torishima Pump Manufacturing Co., Ltd....................    25,400     322,220
   Tose Co., Ltd............................................     3,800      26,656
   Tosei Corp...............................................       226      90,824
   Toshiba Corp.............................................   227,000     927,931
   Toshiba Machine Co., Ltd.................................   138,000     749,954
   TOSHIBA PLANT SYSTEMS & SERVICES CORP....................    42,000     444,778
   Toshiba TEC Corp.........................................   186,000     752,815
   Tosho Printing Co., Ltd..................................    75,000     146,130
   Tosoh Corp...............................................   745,000   2,059,637
   Totetsu Kogyo Co., Ltd...................................    37,000     395,563
   TOTO, Ltd................................................   155,000   1,146,838
   Tottori Bank, Ltd........................................    69,000     139,163
   Touei Housing Corp.......................................    24,200     242,113
   Toukei Computer Co., Ltd.................................     3,200      42,416
   Tow Co., Ltd.............................................     5,700      37,470
   Towa Bank, Ltd...........................................   405,000     439,593
   Towa Corp................................................    21,100     118,126
   Towa Pharmaceutical Co., Ltd.............................     8,600     394,493
  #Toyo Construction Co., Ltd...............................   268,000     261,130
  #Toyo Corp................................................    36,600     408,809
   Toyo Electric Manufacturing Co., Ltd.....................    34,000     126,378
   Toyo Engineering Corp....................................   135,000     611,396
   Toyo Ink SC Holdings Co., Ltd............................   255,000   1,020,017
   Toyo Kanetsu K.K.........................................   214,000     483,554
   Toyo Kohan Co., Ltd......................................    63,000     226,293
   Toyo Securities Co., Ltd.................................    94,000     227,781
   Toyo Seikan Kaisha, Ltd..................................   127,300   1,693,970
   Toyo Sugar Refining Co., Ltd.............................    29,000      34,338
   Toyo Suisan Kaisha, Ltd..................................    43,000   1,103,863
   Toyo Tanso Co., Ltd......................................     7,900     288,310
   Toyo Tire & Rubber Co., Ltd..............................   248,000     676,094
   Toyo Wharf & Warehouse Co., Ltd..........................    64,000     110,507
   Toyobo Co., Ltd.......................................... 1,200,000   1,633,749
  #Toyoda Gosei Co., Ltd....................................    82,400   1,679,466
   Toyota Boshoku Corp......................................    65,300     804,012
   Toyota Motor Corp........................................    61,436   2,517,510
  #Toyota Motor Corp. Sponsored ADR.........................   346,941  28,372,835
   Toyota Tsusho Corp.......................................   155,925   3,092,110
   TPR Co., Ltd.............................................    21,500     350,811
  *Transcosmos, Inc.........................................    31,100     443,125
   Trend Micro, Inc.........................................     9,800     297,292
   Trend Micro, Inc. Sponsored ADR..........................     3,540     108,041
   Trinity Industrial Corp..................................     3,000      13,897
   Trusco Nakayama Corp.....................................    23,600     500,560
   TS Tech Co., Ltd.........................................    54,600   1,072,705
   TSI Holdings Co., Ltd....................................   124,190     636,661
   Tsubakimoto Chain Co.....................................   161,000     978,197
   Tsubakimoto Kogyo Co., Ltd...............................    24,000      75,416

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
JAPAN -- (Continued)
  *Tsudakoma Corp...........................................   105,000 $  221,926
  #Tsugami Corp.............................................    61,000    606,726
   Tsukishima Kikai Co., Ltd................................    36,000    305,569
   Tsukuba Bank, Ltd........................................   115,400    370,368
  #TSUMURA & CO.............................................    17,900    478,278
   Tsuruha Holdings, Inc....................................     9,200    551,198
   Tsurumi Manufacturing Co., Ltd...........................    28,000    238,099
   Tsutsumi Jewelry Co., Ltd................................     8,700    254,490
  #Tsuzuki Denki Co., Ltd...................................    13,000    105,657
   TV Tokyo Holdings Corp...................................     4,400     57,478
   TYK Corp.................................................    34,000     84,397
   Ube Industries, Ltd...................................... 1,053,000  2,692,901
  #Ube Material Industries, Ltd.............................   100,000    286,716
   Uchida Yoko Co., Ltd.....................................    87,000    279,788
   UKC Holdings Corp........................................     9,400    129,490
  *Ulvac, Inc...............................................    56,100    450,124
   Uni-Charm Corp...........................................    11,700    654,515
   Union Tool Co............................................    16,600    300,496
   Unipres Corp.............................................    27,800    873,676
   United Arrows, Ltd.......................................     4,300     98,242
 #*Unitika, Ltd.............................................   666,000    399,491
   UNY Co., Ltd.............................................   258,600  3,005,154
   U-Shin, Ltd..............................................    51,500    386,484
   Ushio, Inc...............................................   113,500  1,480,645
   USS Co., Ltd.............................................     5,020    509,215
   Utoc Corp................................................    18,700     65,745
   Valor Co., Ltd...........................................    39,900    699,734
   Vital KSK Holdings, Inc..................................    46,500    425,028
   Wacoal Corp..............................................   135,000  1,565,851
   Wacom Co., Ltd...........................................       139    333,918
 #*Wakachiku Construction Co., Ltd..........................   118,000    147,593
  *Wakamoto Pharmaceutical Co., Ltd.........................     7,000     20,766
   Warabeya Nichiyo Co., Ltd................................    12,600    206,139
   Watabe Wedding Corp......................................     9,200     86,498
   WATAMI Co., Ltd..........................................     8,100    172,547
   West Japan Railway Co....................................    26,500  1,088,685
   Wood One Co., Ltd........................................    40,000    164,725
   Xebio Co., Ltd...........................................    29,500    811,997
   Y. A. C. Co., Ltd........................................    13,500    106,120
   Yachiyo Bank, Ltd. (The).................................    19,100    433,355
   Yahagi Construction Co., Ltd.............................    27,000    138,980
   Yahoo Japan Corp.........................................       918    275,497
   Yaizu Suisankagaku Industry Co., Ltd.....................     9,800     96,080
  #Yakult Honsha Co., Ltd...................................    21,400    788,308
   Yamabiko Corp............................................     9,135    148,565
   Yamada Denki Co., Ltd....................................    60,410  3,920,115
   Yamagata Bank, Ltd.......................................   179,000    823,332
   Yamaguchi Financial Group, Inc...........................   297,000  2,551,077
   Yamaha Corp..............................................   229,600  2,225,941
   Yamaha Motor Co., Ltd....................................    92,400  1,234,149
  *Yamaichi Electronics Co., Ltd............................    24,100     54,455
   Yamanashi Chuo Bank, Ltd.................................   189,000    787,721
  #Yamatane Corp............................................   160,000    232,375
   Yamato Corp..............................................    26,000    102,426
   Yamato Holdings Co., Ltd.................................   203,000  3,129,953
   Yamato Kogyo Co., Ltd....................................    50,500  1,436,983
   Yamaya Corp..............................................     4,210     89,863
   Yamazaki Baking Co., Ltd.................................   114,000  1,685,833
   Yamazen Co., Ltd.........................................    52,800    475,804
   Yaoko Co., Ltd...........................................     5,400    190,071
   Yaskawa Electric Corp....................................   128,000  1,114,732

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CONTINUED

                                                                                                      SHARES      VALUE++
                                                                                                     --------- --------------
JAPAN -- (Continued)
   Yasuda Warehouse Co., Ltd. (The).................................................................    16,300 $      104,637
   Yellow Hat, Ltd..................................................................................    26,500        459,658
   Yodogawa Steel Works, Ltd........................................................................   161,000        641,303
   Yokogawa Bridge Holdings Corp....................................................................    36,000        247,574
  #Yokogawa Electric Corp...........................................................................   184,100      1,767,117
   Yokohama Reito Co., Ltd..........................................................................    72,000        562,225
   Yokohama Rubber Co., Ltd.........................................................................   264,000      1,929,849
   Yokowo Co., Ltd..................................................................................    22,200        131,895
   Yomeishu Seizo Co., Ltd..........................................................................     7,000         67,329
   Yomiuri Land Co., Ltd............................................................................    19,000         61,483
   Yondenko Corp....................................................................................    23,000         94,729
   Yonekyu Corp.....................................................................................    27,500        264,364
   Yonex Co., Ltd...................................................................................     9,400         63,482
   Yorozu Corp......................................................................................    24,500        493,441
   Yoshinoya Holdings Co., Ltd......................................................................       427        556,083
   Yuasa Funashoku Co., Ltd.........................................................................     6,000         14,269
   Yuasa Trading Co., Ltd...........................................................................   298,000        516,486
   Yuken Kogyo Co., Ltd.............................................................................    80,000        165,644
  *Yuki Gosei Kogyo Co., Ltd........................................................................    11,000         30,546
  #Yukiguni Maitake Co., Ltd........................................................................     7,200         28,899
   Yurtec Corp......................................................................................    71,000        337,296
   Yusen Logistics Co., Ltd.........................................................................    19,900        303,397
   Yushin Precision Equipment Co., Ltd..............................................................     8,200        186,200
   Yushiro Chemical Industry Co., Ltd...............................................................    12,100        127,511
   Yutaka Foods Corp................................................................................     4,000         77,355
   Zenrin Co., Ltd..................................................................................    26,100        275,198
   Zensho Co., Ltd..................................................................................    27,700        344,952
   Zeon Corp........................................................................................   186,000      1,620,841
   ZERIA Pharmaceutical Co., Ltd....................................................................    11,000        200,840
   Zuken, Inc.......................................................................................     7,200         57,048
                                                                                                               --------------
TOTAL JAPAN.........................................................................................            1,191,446,035
                                                                                                               --------------
NETHERLANDS -- (2.1%)
   Aalberts Industries NV...........................................................................   123,225      2,364,864
   Accell Group NV..................................................................................    17,416        350,694
  *Aegon NV......................................................................................... 1,338,926      6,228,117
 #*Aegon NV ADR.....................................................................................   101,232        474,778
   Akzo Nobel NV....................................................................................   160,816      8,624,662
  #Akzo Nobel NV Sponsored ADR......................................................................    82,551      1,480,139
  *AMG Advanced Metallurgical Group NV..............................................................    57,552        586,363
  #Amsterdam Commodities NV.........................................................................    14,471        244,682
   APERAM NV........................................................................................    20,383        345,268
   Arcadis NV.......................................................................................    51,797      1,200,349
   ArcelorMittal NV.................................................................................   254,910      4,428,272
   ArcelorMittal NV ADR.............................................................................   129,000      2,235,570
  #ASM International NV.............................................................................    57,707      2,042,944
  #ASML Holding NV..................................................................................    75,600      3,846,748
   ASML Holding NV ADR..............................................................................    53,231      2,714,249
   BE Semiconductor Industries NV...................................................................   121,022        965,794
   Beter Bed Holding NV.............................................................................     9,083        185,164
  *BinckBank NV.....................................................................................    78,675        745,359
   Brunel International NV..........................................................................     9,245        433,307
  *Crown Van Gelder NV..............................................................................       954          6,029
   CSM NV...........................................................................................    74,565      1,052,533
   Delta Lloyd NV...................................................................................   143,049      2,412,559
  #Exact Holding NV.................................................................................     9,797        235,569
   Fugro NV.........................................................................................    62,727      4,585,541
  *Grontmij NV......................................................................................    15,499        106,831
   Heijmans NV......................................................................................    24,739        243,118
   Heineken NV......................................................................................    68,912      3,771,773
   Hunter Douglas NV................................................................................     1,170         50,276

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
NETHERLANDS -- (Continued)
   ICT Automatisering NV............................................................................    12,826 $     45,766
  #Imtech NV........................................................................................    72,487    2,049,791
  *ING Groep NV.....................................................................................   161,987    1,142,795
 #*ING Groep NV Sponsored ADR....................................................................... 1,565,969   11,055,741
  *Kardan NV........................................................................................    36,083       55,104
   KAS Bank NV......................................................................................     6,729       73,451
   Kendrion NV......................................................................................    11,258      270,618
   Koninklijke (Royal) KPN NV Sponsored ADR.........................................................     4,300       38,829
  #Koninklijke Ahold NV.............................................................................   621,569    7,889,203
   Koninklijke Ahold NV ADR.........................................................................    21,680      276,420
   Koninklijke Bam Groep NV.........................................................................   414,393    1,475,188
   Koninklijke Boskalis Westminster NV..............................................................    87,308    3,189,202
   Koninklijke DSM NV...............................................................................   107,488    6,168,176
   Koninklijke KPN NV...............................................................................   194,434    1,745,601
   Koninklijke Philips Electronics NV...............................................................   542,171   10,789,426
   Koninklijke Ten Cate NV..........................................................................    38,208    1,166,562
  #Koninklijke Vopak NV.............................................................................    67,310    4,341,187
  #Koninklijke Wessanen NV..........................................................................    99,373      296,943
  *LBi International NV.............................................................................    41,190      145,443
   Macintosh Retail Group NV........................................................................    49,262      610,664
   Mediq NV.........................................................................................    76,735    1,018,014
   Nederlandsche Apparatenfabriek NV................................................................     2,154       71,076
   Nutreco NV.......................................................................................    59,028    4,289,985
  *Ordina NV........................................................................................    64,223       76,200
 #*Pharming Group NV................................................................................    31,665        2,260
  #Philips Electronics NV ADR.......................................................................   301,075    6,018,489
   PostNL NV........................................................................................   184,999      805,025
  *Qurius NV........................................................................................    17,073        2,598
   Randstad Holdings NV.............................................................................   141,339    4,896,501
  #Reed Elsevier NV.................................................................................    10,726      126,577
  #Reed Elsevier NV ADR.............................................................................    45,688    1,076,866
   SBM Offshore NV..................................................................................   198,036    3,604,862
   Sligro Food Group NV.............................................................................    14,306      434,660
  *SNS Reaal Groep NV...............................................................................   262,485      518,779
   Telegraaf Media Groep NV.........................................................................    21,617      266,116
   TKH Group NV.....................................................................................    43,217    1,140,905
   TNT Express NV...................................................................................   329,796    4,005,794
  *TomTom NV........................................................................................   196,116      978,073
   Unilever NV......................................................................................   181,970    6,233,241
   Unit 4 NV........................................................................................    29,775      870,149
   USG People NV....................................................................................   109,043    1,031,605
  *Wavin NV.........................................................................................    48,903      679,741
   Wolters Kluwer NV................................................................................   166,481    2,878,016
  *Xeikon NV........................................................................................    20,168       77,070
                                                                                                               ------------
TOTAL NETHERLANDS...................................................................................            145,890,264
                                                                                                               ------------
NEW ZEALAND -- (0.2%)
   Abano Healthcare Group, Ltd......................................................................    13,023       44,218
   Air New Zealand, Ltd.............................................................................   328,720      238,987
   Auckland International Airport, Ltd.............................................................. 1,334,690    2,757,018
  *Chorus, Ltd......................................................................................    24,306       67,875
  *Chorus, Ltd. ADR.................................................................................    10,487      146,608
   Contact Energy, Ltd..............................................................................   358,690    1,420,728
  *Ebos Group, Ltd..................................................................................    14,412       90,120
  *Fisher & Paykel Appliances Holdings, Ltd.........................................................   651,000      286,204
  #Fisher & Paykel Healthcare Corp., Ltd............................................................   257,583      467,353
  #Fletcher Building, Ltd...........................................................................   397,108    2,025,886
  #Fletcher Building, Ltd...........................................................................    96,641      491,895
   Freightways, Ltd.................................................................................    60,394      204,634
   Hallenstein Glasson Holdings, Ltd................................................................    16,145       51,707
  *Heartland New Zealand, Ltd.......................................................................    12,825        6,081

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CONTINUED

                                                                                                     SHARES    VALUE++
                                                                                                     ------- -----------
NEW ZEALAND -- (Continued)
   Infratil, Ltd.................................................................................... 379,960 $   588,165
   Mainfreight, Ltd.................................................................................  41,273     331,923
   Michael Hill International, Ltd..................................................................  72,300      63,111
   New Zealand Exchange, Ltd........................................................................  30,858      70,317
   New Zealand Oil & Gas, Ltd....................................................................... 382,808     240,619
   New Zealand Refining Co., Ltd....................................................................  66,827     156,617
  #Nuplex Industries, Ltd........................................................................... 218,245     477,507
  *Pike River Coal, Ltd............................................................................. 224,242          --
  #Port of Tauranga, Ltd............................................................................  74,568     700,840
   Pumpkin Patch, Ltd...............................................................................  37,217      30,457
  *Pyne Gould Guinness, Ltd......................................................................... 114,334      36,397
  *Rakon, Ltd.......................................................................................  89,357      35,001
  #Restaurant Brands New Zealand, Ltd............................................................... 167,692     280,809
  *Rubicon, Ltd.....................................................................................  48,172      15,277
   Ryman Healthcare, Ltd............................................................................ 150,942     390,800
   Sanford, Ltd.....................................................................................  31,342     102,308
   Skellerup Holdings, Ltd..........................................................................  20,500      25,113
   Sky Network Television, Ltd...................................................................... 116,433     518,925
   SKYCITY Entertainment Group, Ltd................................................................. 316,082     991,883
   Steel & Tube Holdings, Ltd.......................................................................  25,952      48,941
   Telecom Corp. of New Zealand, Ltd................................................................ 121,529     261,280
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.................................................  52,437     565,271
   Tourism Holdings, Ltd............................................................................  23,932      11,912
   Tower, Ltd....................................................................................... 278,902     375,905
  #TrustPower, Ltd..................................................................................  76,522     460,176
   Vector, Ltd...................................................................................... 237,606     512,376
   Warehouse Group, Ltd.............................................................................  39,107      85,134
                                                                                                             -----------
TOTAL NEW ZEALAND...................................................................................          15,676,378
                                                                                                             -----------
NORWAY -- (1.0%)
   ABG Sundal Collier Holding ASA................................................................... 278,016     215,374
   Acta Holding ASA.................................................................................  77,000      16,953
   Aker ASA Series A................................................................................  30,575     999,908
   Aker Kvaerner ASA................................................................................  70,474   1,200,191
  *Aktiv Kapital ASA................................................................................  34,033     178,921
  *Algeta ASA.......................................................................................  12,126     286,785
  *Archer, Ltd...................................................................................... 137,877     288,371
   Atea ASA.........................................................................................  85,873     914,845
   Austevoll Seafood ASA............................................................................ 131,384     481,513
  *Blom ASA.........................................................................................   4,043          71
   Bonheur ASA......................................................................................  15,590     350,319
   BW Offshore, Ltd................................................................................. 622,041     864,049
   BWG Homes ASA....................................................................................  87,850     178,858
   Cermaq ASA.......................................................................................  68,997     942,845
  *Clavis Pharma ASA................................................................................  11,866     132,648
  *Copeinca ASA.....................................................................................  25,236     154,700
  *Deep Sea Supply P.L.C............................................................................ 163,381     357,878
  *Det Norske Oljeselskap ASA.......................................................................  41,571     598,230
  #DNB ASA.......................................................................................... 428,691   4,620,605
  *DNO International ASA............................................................................ 528,000     838,418
  *Dockwise, Ltd....................................................................................  23,693     470,768
 #*DOF ASA..........................................................................................  57,524     401,560
   Ekornes ASA......................................................................................  19,892     327,164
  *Electromagnetic GeoServices ASA..................................................................  58,569     185,116
  *Eltek ASA........................................................................................ 311,072     207,818
  *EVRY ASA.........................................................................................  62,231     140,654
   Farstad Shipping ASA.............................................................................   7,858     233,552
   Fred Olsen Energy ASA............................................................................  21,597     897,149
 #*Frontline, Ltd...................................................................................  39,626     262,989
  *Funcom NV........................................................................................  18,833      63,739
   Ganger Rolf ASA..................................................................................  31,855     649,467

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

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
NORWAY -- (Continued)
   Golar LNG, Ltd...................................................................................    19,800 $   732,204
   Golden Ocean Group, Ltd..........................................................................   467,017     423,221
  *Grieg Seafood ASA................................................................................    35,932      37,485
  *Havila Shipping ASA..............................................................................     2,400      21,542
  *Hurtigruten ASA..................................................................................   296,272     213,780
   Itera ASA........................................................................................    38,495      15,807
  *Jason Shipping ASA...............................................................................     1,167         453
  *Kongsberg Automotive Holding ASA.................................................................   755,960     263,973
   Kongsberg Gruppen ASA............................................................................    25,456     491,512
  *Kvaerner ASA.....................................................................................   183,312     542,090
  *Leroey Seafood Group ASA.........................................................................    25,050     393,353
   Marine Harvest ASA............................................................................... 3,494,603   1,793,544
   Nordic Semiconductor ASA.........................................................................   293,500   1,015,695
 #*Norse Energy Corp. ASA...........................................................................   518,042      22,627
   Norsk Hydro ASA..................................................................................   682,580   3,328,411
   Norsk Hydro ASA Sponsored ADR....................................................................    50,900     246,356
 #*Norske Skogindustrier ASA Series A...............................................................   229,481     229,400
   Northern Offshore, Ltd...........................................................................    34,847      70,953
  *Northland Resources SA...........................................................................    32,848      34,915
 #*Norwegian Air Shuttle ASA........................................................................    31,551     532,947
  *Norwegian Energy Co. ASA.........................................................................   342,372     430,322
   Odfjell ASA Series A.............................................................................    41,255     250,198
   Olav Thon Eiendomsselskap ASA....................................................................       547      84,542
 #*Opera Software ASA...............................................................................    36,784     237,702
   Orkla ASA........................................................................................   635,310   4,666,045
  *Panoro Energy ASA................................................................................    19,616      13,642
  *Petroleum Geo-Services ASA.......................................................................   183,982   2,783,238
 #*Petrolia ASA.....................................................................................    16,833       2,063
  *Photocure ASA....................................................................................     4,035      28,139
  *Pronova BioPharma ASA............................................................................   183,382     229,699
   Prosafe ASA......................................................................................    86,400     675,016
 #*Q-Free ASA.......................................................................................    66,600     301,423
  *Renewable Energy Corp. ASA.......................................................................   373,386     213,332
   Salmar ASA.......................................................................................     2,645      13,845
  *Scana Industrier ASA.............................................................................   159,719      55,668
   Schibsted ASA....................................................................................    29,874   1,140,512
   SeaDrill, Ltd....................................................................................    75,524   2,928,219
  *Sevan Marine ASA.................................................................................    34,748      82,033
  *Siem Offshore, Inc. ASA..........................................................................   154,374     291,386
   Solstad Offshore ASA.............................................................................     6,600     124,121
  *Songa Offshore SE................................................................................   241,652     833,106
   SpareBanken 1 SMN................................................................................   128,749     796,477
  *Statoil Fuel & Retail ASA........................................................................    72,118     646,239
   StatoilHydro ASA.................................................................................    20,995     563,346
   StatoilHydro ASA Sponsored ADR...................................................................   300,003   8,073,081
   Stolt-Nielsen, Ltd...............................................................................    18,085     323,369
   Storebrand ASA...................................................................................   333,598   1,499,685
  *Subsea 7 SA......................................................................................   170,079   4,404,868
   Telenor ASA......................................................................................   203,297   3,736,885
   TGS Nopec Geophysical Co. ASA....................................................................    61,997   1,799,935
  #Tomra Systems ASA................................................................................   154,030   1,202,216
  *TTS Marine ASA...................................................................................    11,319      35,194
   Veidekke ASA.....................................................................................    50,500     424,804
   Wilh Wilhelmsen Holding ASA......................................................................    20,167     512,066
   Yara International ASA...........................................................................    86,917   4,260,680
                                                                                                               -----------
TOTAL NORWAY........................................................................................            71,534,822
                                                                                                               -----------
PORTUGAL -- (0.3%)
   Altri SGPS SA....................................................................................   157,788     227,466
 #*Banco BPI SA.....................................................................................   522,391     278,457
 #*Banco Comercial Portugues SA..................................................................... 4,032,390     566,014

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
PORTUGAL -- (Continued)
  #Banco Espirito Santo SA..........................................................................   704,315 $   596,647
  *Banco Espirito Santo SA I-12 Shares.............................................................. 1,232,546   1,044,171
  *Banif SGPS SA....................................................................................   119,371      26,855
 #*Brisa SA.........................................................................................   154,175     540,154
   Cimpor Cimentos de Portugal SA...................................................................   217,546   1,591,436
   Corticeira Amorim SGPS SA........................................................................   169,781     312,412
  *EDP Renovaveis SA................................................................................   296,574   1,263,997
   Energias de Portugal SA..........................................................................   389,849   1,114,850
   Energias de Portugal SA Sponsored ADR............................................................     7,202     205,473
   Galp Energia SGPS SA Series B....................................................................    84,867   1,336,079
  *Impresa SGPS SA..................................................................................    49,602      24,971
  *INAPA--Investimentos Participacoes e Gestao SA...................................................    66,000      12,240
  *Jeronimo Martins SGPS SA.........................................................................    70,274   1,315,136
  *Martifer SGPS SA.................................................................................    12,849      15,849
  #Mota-Engil SGPS SA...............................................................................   164,830     271,483
   Novabase SGPS SA.................................................................................    12,258      34,723
  *Portucel-Empresa Produtora de Pasta de Papel SA..................................................   317,577     805,455
  *Portugal Telecom SA..............................................................................   863,259   4,645,292
   Redes Energeticas Nacionais SA...................................................................   201,721     533,418
  *SAG GEST--Solucoes Automovel Globais SGPS SA.....................................................    13,935       8,159
  *Sociedade de Investimento e Gestao SGPS SA.......................................................    91,007     654,434
  *Sonae Capital SGPS SA............................................................................    40,593      10,212
  *Sonae Industria SGPS SA..........................................................................   132,969     102,582
  #Sonae SGPS SA.................................................................................... 1,474,631     800,331
   Sonaecom SGPS SA.................................................................................   274,515     440,576
   Teixeira Duarte SA...............................................................................   158,418      43,983
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.................................   153,650     518,516
                                                                                                               -----------
TOTAL PORTUGAL......................................................................................            19,341,371
                                                                                                               -----------
SINGAPORE -- (1.5%)
  *Abterra, Ltd.....................................................................................   189,000      82,642
  *Amtek Engineering, Ltd...........................................................................   115,000      62,936
   Armstrong Industrial Corp., Ltd..................................................................   390,000      92,574
   Asia Pacific Breweries, Ltd......................................................................    14,000     381,875
  *Asiasons Capital, Ltd............................................................................   499,000     137,127
  *Asiatravel.com Holdings, Ltd.....................................................................    40,000      10,934
   ASL Marine Holdings, Ltd.........................................................................   282,800     144,832
   Auric Pacific Group, Ltd.........................................................................    25,000      14,061
   AusGroup, Ltd....................................................................................   766,939     209,379
  #Baker Technology, Ltd............................................................................   624,000     160,618
  *Ban Joo & Co., Ltd...............................................................................    29,333         354
   Banyan Tree Holdings, Ltd........................................................................   409,000     210,976
   Beng Kuang Marine, Ltd...........................................................................   336,000      39,352
   BH Global Marine, Ltd............................................................................   203,000      36,063
  *Biosensors International Group, Ltd..............................................................   878,901     945,602
   Bonvests Holdings, Ltd...........................................................................    51,600      40,008
   Boustead Singapore, Ltd..........................................................................   271,000     190,242
   Breadtalk Group, Ltd.............................................................................    80,000      35,696
   Broadway Industrial Group, Ltd...................................................................   520,000     180,050
   Bukit Sembawang Estates, Ltd.....................................................................   121,000     458,722
  *Bund Center Investment, Ltd...................................................................... 1,264,000     202,637
   CapitaLand, Ltd.................................................................................. 1,864,500   4,407,078
   Cerebos Pacific, Ltd.............................................................................    79,000     374,354
   CH Offshore, Ltd.................................................................................   330,000     125,573
  *China Auto Corp., Ltd............................................................................    22,000         672
   China Aviation Oil Singapore Corp., Ltd..........................................................   234,000     214,004
  *China Energy, Ltd................................................................................   663,000      29,333
   China Merchants Holdings Pacific, Ltd............................................................   148,000      85,311
   China Taisan Technology Group Holdings, Ltd......................................................   716,250      51,917
   Chip Eng Seng Corp., Ltd.........................................................................   681,000     268,989
   Chuan Hup Holdings, Ltd..........................................................................   188,000      35,713

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES    VALUE++
                                                                                                     --------- ----------
SINGAPORE -- (Continued)
   City Developments, Ltd...........................................................................   442,000 $3,610,706
   ComfortDelGro Corp., Ltd.........................................................................   880,169  1,086,558
   Cosco Corp Singapore, Ltd........................................................................   924,000    768,350
   Creative Technology, Ltd.........................................................................     6,020     19,256
   CSC Holdings, Ltd................................................................................   396,000     37,480
   CSE Global, Ltd..................................................................................   488,000    292,415
   CWT, Ltd.........................................................................................   223,000    219,639
   DBS Group Holdings, Ltd..........................................................................   714,288  8,024,558
  *Delong Holdings, Ltd.............................................................................   175,200     42,555
  *Enviro-Hub Holdings, Ltd.........................................................................   129,000     11,459
   Eu Yan Sang International, Ltd...................................................................    38,400     21,026
  *euNetworks Group, Ltd............................................................................ 2,069,000     28,274
   Ezion Holdings, Ltd..............................................................................   707,000    494,997
 #*Ezra Holdings, Ltd...............................................................................   972,000    789,675
   F.J. Benjamin Holdings, Ltd......................................................................   567,000    155,598
   Falcon Energy Group, Ltd.........................................................................   428,000     84,250
  *Federal International 2000, Ltd..................................................................   369,750     12,869
   First Resources, Ltd.............................................................................   525,000    795,288
   Food Empire Holdings, Ltd........................................................................   144,800     47,969
   Fragrance Group, Ltd.............................................................................   693,000    222,899
   Fraser & Neave, Ltd..............................................................................   779,000  4,420,975
   Freight Links Express Holdings, Ltd..............................................................   531,818     26,586
  *Fu Yu Corp., Ltd.................................................................................    78,000      4,392
  *Gallant Venture, Ltd.............................................................................   712,000    162,962
 #*Genting Singapore P.L.C..........................................................................   328,000    457,026
   Global Yellow Pages, Ltd.........................................................................    29,000      3,445
  *GMG Global, Ltd.................................................................................. 3,910,000    437,317
   Golden Agri-Resources, Ltd....................................................................... 5,107,569  3,023,380
   Goodpack, Ltd....................................................................................   220,000    285,987
   GP Batteries International, Ltd..................................................................    50,000     41,137
   GP Industries, Ltd...............................................................................   174,000     58,318
   Great Eastern Holdings, Ltd......................................................................     7,000     76,140
  #GuocoLand, Ltd...................................................................................   417,221    586,495
  #GuocoLeisure, Ltd................................................................................   314,000    150,436
   Guthrie GTS, Ltd.................................................................................   194,000    101,516
  *Healthway Medical Corp., Ltd..................................................................... 1,575,133    114,024
   Hersing Corp., Ltd...............................................................................    66,000     11,204
   Hiap Seng Engineering, Ltd.......................................................................   120,000     29,413
   Hi-P International, Ltd..........................................................................   612,000    440,017
   Ho Bee Investment, Ltd...........................................................................   328,000    364,872
 #*Hong Fok Corp., Ltd..............................................................................   394,080    136,442
   Hong Leong Asia, Ltd.............................................................................   189,000    279,290
   Hongkong Land Holdings, Ltd......................................................................   114,000    705,778
   Hotel Grand Central, Ltd.........................................................................   118,596     81,164
  #Hotel Properties, Ltd............................................................................   254,000    398,973
   Hour Glass, Ltd..................................................................................    50,000     55,205
   HTL International Holdings, Ltd..................................................................   328,000     96,457
  *Huan Hsin Holdings, Ltd..........................................................................    67,000      5,437
   HupSteel, Ltd....................................................................................   145,000     22,811
   Hwa Hong Corp., Ltd..............................................................................   280,000     90,453
  #Hyflux, Ltd......................................................................................   672,000    777,152
  *Indofood Agri Resources, Ltd.....................................................................   676,000    774,685
  *Informatics Education, Ltd.......................................................................   701,000     63,080
   InnoTek, Ltd.....................................................................................    87,000     35,000
   Jardine Cycle & Carriage, Ltd....................................................................    15,838    601,598
  *Jaya Holdings, Ltd...............................................................................   343,000    157,015
  *JES International Holdings, Ltd.................................................................. 1,422,000    198,882
  *Jiutian Chemical Group, Ltd......................................................................   673,000     22,064
  *Jurong Technologies Industrial Corp., Ltd........................................................   213,200         --
   K1 Ventures, Ltd.................................................................................   749,000     57,840
   Keppel Corp., Ltd................................................................................   301,200  2,679,093

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES    VALUE++
                                                                                                     --------- ----------
SINGAPORE -- (Continued)
  *Keppel Land, Ltd.................................................................................   970,000 $2,469,635
  #Keppel Telecommunications & Transportation, Ltd..................................................   102,000     94,505
  *K-Green Trust, Ltd...............................................................................    58,400     46,451
   Koh Brothers Group, Ltd..........................................................................   161,000     26,451
  *Lafe Corp., Ltd..................................................................................    75,600      5,146
   LC Development, Ltd..............................................................................   719,400     90,345
   Lee Kim Tah Holdings, Ltd........................................................................    60,000     33,869
   Li Heng Chemical Fibre Technologies, Ltd......................................................... 1,245,000    153,842
  *Lian Beng Group, Ltd.............................................................................   456,000    141,385
  *LionGold Corp., Ltd..............................................................................   222,000    184,661
   Lum Chang Holdings, Ltd..........................................................................   123,000     30,256
   M1, Ltd..........................................................................................   150,000    295,253
  *Manhattan Resources, Ltd.........................................................................   178,000    120,549
   Marco Polo Marine, Ltd...........................................................................   166,000     48,761
   Memtech International, Ltd.......................................................................   310,000     22,492
  *Mercator Lines Singapore, Ltd....................................................................    12,000      1,469
   Metro Holdings, Ltd..............................................................................   285,800    175,133
  *MFS Technology, Ltd..............................................................................    52,000      4,560
   Midas Holdings, Ltd.............................................................................. 1,706,000    499,938
  *Nam Cheong, Ltd..................................................................................   188,000     29,624
   Neptune Orient Lines, Ltd........................................................................ 1,189,000  1,181,081
   Nera Telecommunications, Ltd.....................................................................   105,000     37,172
  *Noble Group, Ltd................................................................................. 2,035,000  1,931,447
   NSL, Ltd.........................................................................................    75,000     92,064
  *Oceanus Group, Ltd............................................................................... 1,478,000     93,724
   OKP Holdings, Ltd................................................................................    14,000      6,882
   Olam International, Ltd..........................................................................   759,809  1,386,424
   Orchard Parade Holdings, Ltd.....................................................................   285,859    403,853
  #OSIM International, Ltd..........................................................................   243,000    236,579
   Otto Marine, Ltd................................................................................. 1,213,500    102,546
   Oversea-Chinese Banking Corp., Ltd...............................................................   878,084  6,341,074
 #*Overseas Union Enterprise, Ltd...................................................................   595,000  1,127,644
   Pan Pacific Hotels Group, Ltd....................................................................   391,500    559,938
   Pan-United Corp., Ltd............................................................................   100,000     40,349
   Petra Foods, Ltd.................................................................................   118,000    235,407
   Popular Holdings, Ltd............................................................................   429,000     64,525
   PSC Corp., Ltd...................................................................................   131,924     33,047
   QAF, Ltd.........................................................................................   288,420    168,514
   Raffles Education Corp., Ltd.....................................................................   770,556    260,162
  #Raffles Medical Group, Ltd.......................................................................   114,365    213,301
   Rotary Engineering, Ltd..........................................................................   258,000    134,127
  *S i2i, Ltd....................................................................................... 4,170,000    114,223
   Sakari Resources, Ltd............................................................................   206,000    325,887
   San Teh, Ltd.....................................................................................   140,400     33,926
  *Sapphire Corp., Ltd..............................................................................   460,000     57,580
   SATS, Ltd........................................................................................   681,392  1,434,558
   SBS Transit, Ltd.................................................................................    54,000     73,731
   SC Global Developments, Ltd......................................................................   259,284    220,353
   SembCorp Industries, Ltd.........................................................................   576,000  2,339,658
  #SembCorp Marine, Ltd.............................................................................   179,800    735,687
   SIA Engineering Co., Ltd.........................................................................    70,000    222,475
   Sim Lian Group, Ltd..............................................................................   137,242     67,595
 #*Sinarmas Land, Ltd............................................................................... 1,762,000    445,449
   Singapore Airlines, Ltd..........................................................................   401,400  3,462,342
   Singapore Exchange, Ltd..........................................................................   119,000    641,588
   Singapore Land, Ltd..............................................................................   130,143    624,102
   Singapore Post, Ltd..............................................................................   536,216    439,583
   Singapore Press Holdings, Ltd....................................................................   363,000  1,163,006
   Singapore Reinsurance Corp., Ltd.................................................................    55,000     11,163
   Singapore Shipping Corp., Ltd....................................................................   137,000     21,984
   Singapore Technologies Engineering, Ltd..........................................................   182,000    441,981

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
SINGAPORE -- (Continued)
   Singapore Telecommunications, Ltd................................................................ 1,758,350 $  4,423,079
  *Sinotel Technologies, Ltd........................................................................   546,250       49,989
  *Sinwa, Ltd.......................................................................................   133,500       14,864
   SMRT Corp., Ltd..................................................................................   366,000      496,233
   Stamford Land Corp., Ltd.........................................................................   651,000      288,408
   StarHub, Ltd.....................................................................................   172,710      444,832
   Straco Corp., Ltd................................................................................   150,000       23,256
  *STX OSV Holdings, Ltd............................................................................   286,000      367,642
   Sunningdale Tech, Ltd............................................................................ 1,293,000      131,117
  *Sunvic Chemical Holdings, Ltd....................................................................   429,000      117,375
  #Super Group, Ltd.................................................................................   263,000      403,344
  *Swiber Holdings, Ltd.............................................................................   494,000      232,292
  *Swissco Holdings, Ltd............................................................................   297,000       48,958
   Tat Hong Holdings, Ltd...........................................................................   394,000      335,093
  #Technics Oil & Gas, Ltd..........................................................................    69,000       51,148
   Thakral Corp., Ltd...............................................................................   793,000       19,772
  *Tiger Airways Holdings, Ltd......................................................................   377,500      212,800
   Tiong Woon Corp. Holding, Ltd....................................................................   258,750       51,154
  #Tuan Sing Holdings, Ltd..........................................................................   869,586      202,735
  #UMS Holdings, Ltd................................................................................   481,000      160,640
   United Engineers, Ltd............................................................................   214,652      434,290
   United Envirotech, Ltd...........................................................................   255,000       72,005
  #United Industrial Corp., Ltd.....................................................................   704,000    1,574,573
   United Overseas Bank, Ltd........................................................................   445,655    6,914,512
   UOB-Kay Hian Holdings, Ltd.......................................................................   427,000      590,784
   UOL Group, Ltd...................................................................................   671,000    2,445,361
   Venture Corp., Ltd...............................................................................   320,000    2,216,512
  #WBL Corp., Ltd...................................................................................   225,676      623,715
   Wee Hur Holdings, Ltd............................................................................    21,000        4,829
   Wheelock Properties, Ltd.........................................................................   334,347      465,827
   Wilmar International, Ltd........................................................................   506,000    1,981,139
   Wing Tai Holdings, Ltd...........................................................................   811,100      773,942
   Xpress Holdings, Ltd.............................................................................   474,000       23,648
   YHI International, Ltd...........................................................................    96,000       27,464
   Yongnam Holdings, Ltd............................................................................ 1,118,000      225,072
                                                                                                               ------------
TOTAL SINGAPORE.....................................................................................            102,478,966
                                                                                                               ------------
SPAIN -- (1.7%)
 #*Abengoa SA.......................................................................................    48,067      735,767
   Abertis Infraestructuras SA......................................................................   109,959    1,703,189
  #Acciona SA.......................................................................................    35,798    2,204,747
   Acerinox SA......................................................................................   109,858    1,341,176
   Actividades de Construccion y Servicios SA.......................................................    73,655    1,354,803
  *Adolfo Dominguez SA..............................................................................     2,648       14,416
   Almirall SA......................................................................................    90,093      774,072
   Amadeus IT Holding SA............................................................................    44,452      910,015
  *Amper SA.........................................................................................    13,326       31,017
   Antena 3 de Television SA........................................................................    33,475      177,522
  *Azkoyen SA.......................................................................................    14,561       33,388
  #Banco Bilbao Vizcaya Argentaria SA............................................................... 1,171,640    7,928,523
  *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...................................................    24,928      168,483
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.................................................   907,422    6,125,099
   Banco de Sabadell SA............................................................................. 2,728,336    6,459,561
 #*Banco Espanol de Credito SA......................................................................   122,647      461,350
   Banco Popular Espanol SA......................................................................... 1,157,276    3,700,861
   Banco Santander SA............................................................................... 1,608,506   10,099,184
  *Banco Santander SA I-12 Shares...................................................................    67,021      418,737
   Banco Santander SA Sponsored ADR................................................................. 2,229,277   14,111,323
  #Bankinter SA.....................................................................................   336,171    1,499,678
  *Baron de Ley SA..................................................................................     2,832      157,375
   Bolsas y Mercados Espanoles SA...................................................................    33,088      779,906

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES    VALUE++
                                                                                                     --------- ----------
SPAIN -- (Continued)
   CaixaBank SA.....................................................................................   673,194 $2,320,668
   Caja de Ahorros del Mediterraneo SA..............................................................    21,176         --
   Campofrio Food Group SA..........................................................................    29,034    242,523
 #*Cementos Portland Valderrivas SA.................................................................    15,255    107,867
   Cie Automotive SA................................................................................    36,670    272,289
   Cintra Concesiones de Infraestructuras de Transporte SA..........................................   294,852  3,287,938
  *Codere SA........................................................................................     5,305     42,248
  #Construcciones y Auxiliar de Ferrocarriles SA....................................................     3,241  1,732,849
  *Corporacion Dermoestetica SA.....................................................................    10,205      4,998
  *Deoleo SA........................................................................................   336,229    153,750
   Dinamia Capital Privado Sociedad de Capital Riesgo SA............................................     4,887     24,437
  *Distribuidora Internacional de Alimentacion SA...................................................    97,686    469,014
  *Dogi International Fabrics SA....................................................................    13,276     11,247
   Duro Felguera SA.................................................................................    25,977    160,345
   Ebro Foods SA....................................................................................   104,175  1,843,103
   Elecnor SA.......................................................................................     6,947     83,789
  #Enagas SA........................................................................................   123,570  2,170,935
  *Ercros SA........................................................................................   127,395     71,576
   Faes Farma SA....................................................................................   101,841    174,817
  *Fersa Energias Renovables SA.....................................................................    63,001     38,552
   Fluidra SA.......................................................................................     3,062      8,737
  #Fomento de Construcciones y Contratas SA.........................................................    60,565  1,036,229
   Gamesa Corp Tecnologica SA.......................................................................   239,411    652,221
   Gas Natural SDG SA...............................................................................   220,489  3,073,547
  *General de Alquiler de Maquinaria SA.............................................................     7,685      5,697
  *Grifols SA.......................................................................................    73,864  1,859,765
   Grupo Catalana Occidente SA......................................................................    55,676    783,092
   Grupo Empresarial Ence SA........................................................................   253,748    596,255
  *Grupo Ezentis SA.................................................................................   279,228     56,446
  *Grupo Tavex SA...................................................................................    12,113      5,436
   Iberdrola SA..................................................................................... 1,773,071  8,262,047
   Iberpapel Gestion SA.............................................................................     4,081     69,040
  #Indra Sistemas SA................................................................................    85,298    885,682
  #Industria de Diseno Textil SA....................................................................    14,898  1,342,817
  *Inmobiliaria Colonial SA.........................................................................     1,392      2,270
  *Jazztel P.L.C....................................................................................   170,411  1,143,943
 #*La Seda de Barcelona SA Series B................................................................. 2,093,081     49,877
   Laboratorios Farmaceuticos Rovi SA...............................................................     4,530     29,983
   Mapfre SA........................................................................................   443,731  1,284,557
   Mediaset Espana Comunicacion SA..................................................................   224,204  1,020,590
   Melia Hotels International SA....................................................................    64,073    383,144
   Miquel y Costas & Miquel SA......................................................................    12,719    354,670
 #*Natra SA.........................................................................................    10,905     13,752
  *Natraceutical SA.................................................................................    79,151     14,144
  *NH Hoteles SA....................................................................................   199,946    658,072
   Obrascon Huarte Lain SA..........................................................................    48,878  1,237,444
  #Papeles y Cartones de Europa SA..................................................................    57,971    185,779
   Pescanova SA.....................................................................................    15,534    468,025
   Prim SA..........................................................................................     5,102     24,704
 #*Promotora de Informaciones SA Series A...........................................................   321,996    155,814
  #Prosegur Cia de Seguridad SA.....................................................................     9,343    534,401
  *Quabit Inmobiliaria SA...........................................................................   155,749     10,962
  *Realia Business SA...............................................................................   136,722    152,709
   Red Electrica Corporacion SA.....................................................................    55,910  2,434,126
  *Renta Corp Real Estate SA........................................................................       781        831
   Repsol YPF SA....................................................................................    11,695    224,835
   Repsol YPF SA Sponsored ADR......................................................................   266,253  5,112,058
  #Sacyr Vallehermoso SA............................................................................   170,680    308,476
  *Service Point Solutions SA.......................................................................    97,117     17,893
  *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...................................    56,486     59,745
   Solaria Energia y Medio Ambiente SA..............................................................    59,512     55,270

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     SHARES    VALUE++
                                                                                                     ------- ------------
SPAIN -- (Continued)
   Tecnicas Reunidas SA.............................................................................  12,520 $    488,847
   Telecomunicaciones y Energia SA..................................................................  33,041       75,544
   Telefonica SA.................................................................................... 257,553    3,760,975
  #Telefonica SA Sponsored ADR...................................................................... 223,730    3,273,170
  *Tubacex SA....................................................................................... 130,592      329,615
   Tubos Reunidos SA................................................................................ 132,966      309,004
   Unipapel SA......................................................................................   5,347       68,005
  *Vertice Trescientos Sesenta Grados SA............................................................   1,752          220
   Vidrala SA.......................................................................................  18,455      449,390
   Viscofan SA......................................................................................  35,568    1,609,965
  *Vocento SA.......................................................................................  34,637       86,577
  *Vueling Airlines SA..............................................................................  15,306       97,197
  #Zardoya Otis SA..................................................................................  42,607      522,435
  *Zeltia SA........................................................................................ 121,802      238,567
                                                                                                             ------------
TOTAL SPAIN.........................................................................................          120,287,733
                                                                                                             ------------
SWEDEN -- (2.7%)
   Aarhuskarlshamn AB...............................................................................  35,873    1,208,617
   Acando AB........................................................................................  79,449      172,716
 #*Active Biotech AB................................................................................  19,439      129,737
   AddTech AB Series B..............................................................................   3,065       84,169
   AF AB Series B...................................................................................  42,649      862,197
  #Alfa Laval AB....................................................................................  50,974    1,016,800
 #*Alliance Oil Co., Ltd. SDR.......................................................................  59,336      556,905
  *Anoto Group AB...................................................................................  29,000       11,467
   Aros Quality Group AB............................................................................   5,000       32,127
  #Assa Abloy AB Series B...........................................................................  96,250    2,801,494
   Atlas Copco AB Series A..........................................................................  51,700    1,230,280
   Atlas Copco AB Series B..........................................................................  26,200      550,207
   Atrium Ljungberg AB Series B.....................................................................   1,041       12,404
  #Avanza Bank Holding AB...........................................................................   9,530      228,057
   Axfood AB........................................................................................  14,804      538,652
  #Axis Communications AB...........................................................................  20,998      528,137
   B&B Tools AB Series B............................................................................  26,533      236,322
  *BE Group AB......................................................................................  67,268      236,895
  #Beiger Electronics AB............................................................................   1,035       11,062
   Beijer Alma AB...................................................................................   9,137      165,720
  *Betsson AB.......................................................................................  15,565      510,833
   Bilia AB Series A................................................................................  32,569      626,294
   Billerud AB...................................................................................... 136,214    1,318,735
   BioGaia AB Series B..............................................................................   7,411      245,177
 #*BioInvent International AB.......................................................................  25,470       61,958
   Biotage AB.......................................................................................  44,000       47,993
  *Bjorn Borg AB....................................................................................  20,904      126,245
   Boliden AB....................................................................................... 401,872    6,462,447
 #*Bure Equity AB................................................................................... 123,011      341,986
  *Byggmax Group AB.................................................................................   8,523       53,884
   Cantena AB.......................................................................................     500        4,538
   Castellum AB..................................................................................... 128,520    1,627,364
  *CDON Group AB....................................................................................  35,059      257,847
   Clas Ohlson AB Series B..........................................................................  56,986      840,550
  *Cloetta AB.......................................................................................  14,784       32,876
  *Concentric AB....................................................................................  87,565      788,536
   Concordia Maritime AB Series B...................................................................  30,791       57,980
   Connecta AB......................................................................................   3,879       35,703
   CyberCom Group AB................................................................................  15,805       28,793
   Duni AB..........................................................................................  23,699      217,501
   Electrolux AB Series B........................................................................... 281,906    6,285,943
   Elekta AB Series B...............................................................................  29,203    1,476,880
  *Enea AB..........................................................................................  26,784      156,434
  *Enea AB Redemption Shares........................................................................  26,784       31,680

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
SWEDEN -- (Continued)
 #*Eniro AB.........................................................................................   190,637 $   312,523
   Fabege AB........................................................................................   137,986   1,165,004
  #Fagerhult AB.....................................................................................     2,628      78,585
  *Fastighets AB Balder Series B....................................................................    51,394     250,433
   G & L Beijer AB Series B.........................................................................     3,215     120,852
   Getinge AB Series B..............................................................................   108,244   2,900,561
   Gunnebo AB.......................................................................................    70,099     305,206
  *Hakon Invest AB..................................................................................    70,110   1,023,757
  #Haldex AB........................................................................................    80,072     499,851
  #Hennes & Mauritz AB Series B.....................................................................    68,190   2,338,141
   Hexagon AB Series B..............................................................................   293,854   5,953,892
   Hexpol AB........................................................................................    39,317   1,457,698
  *HIQ International AB.............................................................................    70,654     385,072
   Hoganas AB Series B..............................................................................    35,784   1,388,192
   Holmen AB Series B...............................................................................    80,444   2,136,734
  *HQ AB............................................................................................     8,430       1,476
   Hufvudstaden AB Series A.........................................................................    70,229     754,631
   Husqvarna AB Series A............................................................................   103,856     597,237
   Husqvarna AB Series B............................................................................   526,705   3,032,618
   Industrial & Financial Systems AB Series B.......................................................    24,670     422,872
   Indutrade AB.....................................................................................     5,100     164,633
  #Intrum Justitia AB...............................................................................    68,084   1,031,831
   JM AB............................................................................................   107,479   1,990,984
  *KappAhl AB.......................................................................................    37,565      36,653
 #*Klovern AB.......................................................................................    91,294     319,104
  #KNOW IT AB.......................................................................................    25,707     242,745
  *Kungsleden AB....................................................................................   116,998     719,985
   Lagercrantz Group AB Series B....................................................................    23,710     194,263
   Lammhults Design Group AB........................................................................       652       2,224
   Lennart Wallenstam Byggnads AB Series B..........................................................    55,482     553,226
  *Lindab International AB..........................................................................    77,913     635,401
   Loomis AB Series B...............................................................................    99,260   1,341,637
  *Lundin Petroleum AB..............................................................................   207,839   4,137,091
   Meda AB Series A.................................................................................   323,368   3,197,920
  *Medivir AB Series B..............................................................................    17,800     172,511
   Mekonomen AB.....................................................................................     8,287     265,083
  *Micronic Mydata AB...............................................................................   121,116     269,251
   Millicom International Cellular SA SDR...........................................................    13,799   1,460,497
   Modern Times Group AB Series B...................................................................    35,059   1,706,950
   MQ Holding AB....................................................................................     1,705       6,356
  *NCC AB Series A..................................................................................     5,086      96,128
   NCC AB Series B..................................................................................   103,741   2,038,876
  *Net Entertainment NE AB (B1VV7V8)................................................................    12,816     126,677
  *Net Entertainment NE AB (B719J74)................................................................    12,816       3,794
  *Net Insight AB Series B..........................................................................   379,646     117,813
   New Wave Group AB Series B.......................................................................    78,829     344,834
   NIBE Industrier AB Series B......................................................................    65,469   1,033,813
  *Nobia AB.........................................................................................   245,927     986,651
  #Nolato AB Series B...............................................................................    26,273     265,774
   Nordea Bank AB................................................................................... 1,190,734  10,538,487
  #Nordnet AB Series B..............................................................................    96,924     313,559
  *Observer AB......................................................................................     4,601      26,831
   OEM International AB Series B....................................................................     9,300     101,620
 #*Opcon AB.........................................................................................     8,254       2,275
  *Orexo AB.........................................................................................    22,003      77,291
   Oriflame Cosmetics SA SDR........................................................................    14,857     533,308
  *PA Resources AB..................................................................................   751,131     176,118
   Peab AB Series B.................................................................................   238,695   1,245,552
  #Pricer AB Series B...............................................................................   116,562     211,543
   ProAct IT Group AB...............................................................................     4,427      77,815
   Proffice AB Series B.............................................................................    80,911     291,522

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
SWEDEN -- (Continued)
   Ratos AB Series B................................................................................   207,000 $  2,422,793
   RaySearch Laboratories AB........................................................................    24,042       87,840
   Readsoft AB Series B.............................................................................     7,000       20,322
  *Rederi AB Transatlantic..........................................................................    19,360       25,744
  *Rezidor Hotel Group AB...........................................................................   113,467      448,630
  *RNB Retail & Brands AB...........................................................................    91,304       39,121
  #Rottneros AB.....................................................................................   115,998       39,681
  #Saab AB Series B.................................................................................    65,114    1,082,925
   Sagax AB.........................................................................................       362        9,728
   Sandvik AB.......................................................................................   118,979    1,881,071
 #*SAS AB...........................................................................................   170,610      210,367
   Scania AB Series B...............................................................................    47,353      967,658
  #Securitas AB Series B............................................................................   311,308    2,850,975
  *Semcon AB........................................................................................    13,446       99,299
   Sintercast AB....................................................................................     2,200       17,857
   Skandinaviska Enskilda Banken AB Series A........................................................ 1,203,816    8,110,805
   Skandinaviska Enskilda Banken AB Series C........................................................     9,106       61,001
   Skanska AB Series B..............................................................................   319,481    5,202,946
   SKF AB Series A..................................................................................     5,419      129,556
   SKF AB Series B..................................................................................    89,530    2,121,135
   Skistar AB.......................................................................................    21,229      252,874
   SSAB AB Series A.................................................................................   229,194    2,336,590
   SSAB AB Series B.................................................................................   132,477    1,170,315
  *Studsvik AB......................................................................................     3,369       20,948
   Svenska Cellulosa AB Series A....................................................................    12,042      191,112
   Svenska Cellulosa AB Series B....................................................................   492,749    7,811,420
   Svenska Handelsbanken AB Series A................................................................   214,394    6,939,585
  #Svenska Handelsbanken AB Series B................................................................     4,042      127,252
   Sweco AB Series B................................................................................    19,894      209,698
   Swedbank AB Series A.............................................................................   487,002    8,039,244
  #Swedish Match AB.................................................................................    83,335    3,394,746
  *Swedish Orphan Biovitrum AB......................................................................   155,023      504,900
   Systemair AB.....................................................................................     2,542       32,269
   Tele2 AB Series B................................................................................   171,464    3,261,782
  *Telefonaktiebolaget LM Ericsson AB Series A......................................................    30,807      304,299
 #*Telefonaktiebolaget LM Ericsson AB Series B......................................................   501,992    4,976,479
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.................................................   650,060    6,497,350
   TeliaSonera AB...................................................................................   836,160    5,568,843
  *TradeDoubler AB..................................................................................    58,949      223,965
   Trelleborg AB Series B...........................................................................   306,811    3,517,988
   Unibet Group P.L.C. SDR..........................................................................    27,368      781,170
   Vitrolife AB.....................................................................................    13,699      107,391
   Volvo AB Series A................................................................................   157,196    2,177,933
   Volvo AB Series B................................................................................   353,267    4,902,717
   Volvo AB Sponsored ADR...........................................................................    70,300      968,734
   Wihlborgs Fastigheter AB.........................................................................    50,850      706,350
                                                                                                               ------------
TOTAL SWEDEN........................................................................................            185,291,511
                                                                                                               ------------
SWITZERLAND -- (5.2%)
   ABB, Ltd.........................................................................................    12,385      225,690
  #ABB, Ltd. Sponsored ADR..........................................................................   423,671    7,994,672
   Acino Holding AG.................................................................................     5,134      673,356
   Actelion, Ltd....................................................................................    52,607    2,227,799
   Adecco SA........................................................................................   126,848    6,188,068
   Advanced Digital Broadcast Holdings SA...........................................................     3,871       46,870
  *Affichage Holding SA.............................................................................       689      121,565
   AFG Arbonia-Forster Holding AG...................................................................    24,340      509,485
  *Allreal Holding AG...............................................................................    15,796    2,477,419
  #Alpiq Holding AG.................................................................................     1,006      180,083
   ALSO-Actebis Holding AG..........................................................................       635       28,712
   Aryzta AG........................................................................................   117,185    5,902,905

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     SHARES    VALUE++
                                                                                                     ------- -----------
SWITZERLAND -- (Continued)
   Ascom Holding AG.................................................................................  32,587 $   306,805
   Austriamicrosystems AG...........................................................................  13,717   1,105,759
  *Autoneum Holding AG..............................................................................   4,511     248,688
  #Bachem Holdings AG...............................................................................   5,169     206,842
   Baloise Holding AG...............................................................................  64,277   4,977,876
   Bank Coop AG.....................................................................................   5,078     346,701
   Bank Sarasin & Cie AG Series B...................................................................  60,296   1,861,045
   Banque Cantonale de Geneve SA....................................................................     912     209,130
   Banque Cantonale Vaudoise AG.....................................................................   3,663   2,073,252
   Banque Privee Edmond de Rothschild SA............................................................      10     269,889
   Barry Callebaut AG...............................................................................   2,053   1,976,424
  *Basilea Pharmaceutica AG.........................................................................   8,086     412,564
 #*Basler Kantonalbank AG...........................................................................   6,542     817,181
   Belimo Holdings AG...............................................................................     186     368,091
   Bell AG..........................................................................................      82     171,302
   Bellevue Group AG................................................................................   9,405     118,739
   Berner Kantonalbank AG...........................................................................   4,649   1,305,984
  *BKW SA...........................................................................................   7,249     279,530
  *Bobst Group AG...................................................................................  11,539     330,543
   Bossard Holding AG...............................................................................   2,478     377,010
   Bucher Industries AG.............................................................................   7,909   1,565,915
   Burckhardt Compression Holding AG................................................................   3,031     838,719
   Carlo Gavazzi Holding AG.........................................................................     209      43,503
   Centralschweizerische Kraftwerke AG..............................................................     411     151,772
   Cham Paper Holding AG............................................................................       5         860
   Charles Voegele Holding AG.......................................................................   7,735     154,592
  *Cicor Technologies...............................................................................     911      30,341
   Cie Financiere Tradition SA......................................................................   1,760     133,024
  *Clariant AG...................................................................................... 337,573   4,297,706
   Coltene Holding AG...............................................................................   1,862      61,652
   Compagnie Financiere Richemont SA Series A....................................................... 132,067   8,174,773
   Conzzeta AG......................................................................................     163     364,003
   Credit Suisse Group AG...........................................................................  18,871     451,374
  #Credit Suisse Group AG Sponsored ADR............................................................. 411,180   9,584,606
   Daetwyler Holding AG.............................................................................   7,669     659,195
  *Dottikon ES Holding AG...........................................................................      89      20,160
  *Dufry AG.........................................................................................  17,303   2,350,003
   EFG International AG.............................................................................  70,573     686,103
   Emmi AG..........................................................................................   2,935     626,971
   EMS-Chemie Holding AG............................................................................   9,412   1,852,464
  *Energiedienst Holding AG.........................................................................   8,125     408,916
   Flughafen Zuerich AG.............................................................................   5,794   2,157,589
   Forbo Holding AG.................................................................................   1,778   1,286,458
  #Galenica Holding AG..............................................................................   3,598   2,455,487
   GAM Holding AG................................................................................... 258,989   3,329,456
  *Gategroup Holding AG.............................................................................  29,363     995,781
   Geberit AG.......................................................................................  10,697   2,261,728
  #George Fisher AG.................................................................................   6,735   2,988,360
   Givaudan SA......................................................................................   6,351   6,165,451
   Gurit Holding AG.................................................................................     677     392,105
   Helvetia Holding AG..............................................................................   6,911   2,478,819
   Holcim, Ltd...................................................................................... 194,314  12,119,793
 #*Huber & Suhner AG................................................................................   7,622     332,072
   Implenia AG......................................................................................  19,467     648,697
  *Inficon Holding AG...............................................................................   1,859     420,875
  *Interroll Holding AG.............................................................................     532     193,424
   Intershop Holding AG.............................................................................     883     317,344
   Julius Baer Group, Ltd........................................................................... 293,800  11,261,827
   Kaba Holding AG..................................................................................   3,251   1,273,621
  *Kardex AG........................................................................................   5,057      98,584
   Komax Holding AG.................................................................................   5,365     545,111

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     SHARES    VALUE++
                                                                                                     ------- -----------
SWITZERLAND -- (Continued)
  *Kudelski SA......................................................................................  49,220 $   365,082
   Kuehne & Nagel International AG..................................................................  13,624   1,656,740
  *Kuoni Reisen Holding AG Series B.................................................................   4,036   1,456,820
   LEM Holding SA...................................................................................   2,733   1,459,795
   Liechtensteinische Landesbank AG.................................................................   2,654     107,343
 #*LifeWatch AG.....................................................................................   8,512      84,918
   Lindt & Spruengli AG.............................................................................      29   1,135,795
  *Logitech International SA (B18ZRK2).............................................................. 216,183   2,205,396
  *Logitech International SA (H50430232)............................................................  26,700     271,005
   Lonza Group AG...................................................................................  65,993   2,977,693
   Luzerner Kantonalbank AG.........................................................................   3,245   1,179,876
   Metall Zug AG....................................................................................     152     636,636
  *Meyer Burger Technology AG.......................................................................  47,951     792,696
   Micronas Semiconductor Holding AG................................................................  33,899     366,131
  *Mikron Holding AG................................................................................  48,480     306,432
  *Mobilezone Holding AG............................................................................  13,023     141,445
   Mobimo Holding AG................................................................................   8,264   2,012,776
  *Myriad Group AG..................................................................................  65,312     288,863
   Nestle SA........................................................................................ 587,284  35,994,212
   Nobel Biocare Holding AG.........................................................................  52,897     652,115
   Novartis AG......................................................................................  35,249   1,946,318
   Novartis AG ADR.................................................................................. 627,200  34,602,624
  *OC Oerlikon Corp. AG............................................................................. 174,881   1,728,673
   Orascom Development Holding AG...................................................................   3,275      55,627
   Orell Fuessli Holding AG.........................................................................     435      47,948
   Orior AG.........................................................................................     103       5,630
  *Panalpina Welttransport Holding AG...............................................................  16,489   1,609,560
   Partners Group Holding AG........................................................................   4,415     840,244
   Phoenix Mecano AG................................................................................   1,022     618,510
  *Precious Woods Holding AG........................................................................   1,779      16,179
  *PSP Swiss Property AG............................................................................  24,449   2,197,114
   PubliGroupe SA...................................................................................   2,505     372,658
  *Rieters Holdings AG..............................................................................   4,511     785,533
   Roche Holding AG Bearer..........................................................................   5,170     991,494
   Roche Holding AG Genusschein.....................................................................  82,873  15,145,916
   Romande Energie Holding SA.......................................................................     367     480,804
   Schaffner Holding AG.............................................................................     468     129,091
   Schindler Holding AG.............................................................................   5,484     700,370
  *Schmolz & Bickenbach AG..........................................................................  61,630     421,062
   Schweiter Technologies AG........................................................................   1,216     718,257
   Schweizerische National-Versicherungs-Gesellschaft AG............................................  22,347     869,649
   SGS SA...........................................................................................   1,177   2,275,474
  *Siegfried Holding AG.............................................................................   2,572     294,780
   Sika AG..........................................................................................   1,777   3,769,333
  #Sonova Holding AG................................................................................  13,481   1,489,925
   St. Galler Kantonalbank AG.......................................................................   3,501   1,417,298
 #*Straumann Holding AG.............................................................................   3,360     558,320
   Sulzer AG........................................................................................  28,379   4,087,129
   Swatch Group AG (7184725)........................................................................  12,654   5,846,250
   Swatch Group AG (7184736)........................................................................  22,476   1,796,697
   Swiss Life Holding AG............................................................................  41,404   4,235,117
  *Swiss Re, Ltd.................................................................................... 260,756  16,373,671
  #Swisscom AG......................................................................................   4,364   1,625,214
   Swisscom AG Sponsored ADR........................................................................   5,100     188,955
   Swisslog Holding AG.............................................................................. 405,365     416,286
   Swissquote Group Holding SA......................................................................  12,057     443,472
   Syngenta AG ADR.................................................................................. 121,993   8,543,170
   Synthes, Inc.....................................................................................  44,524   7,678,959
   Tamedia AG.......................................................................................   1,967     252,802
   Tecan Group AG...................................................................................  11,987     912,597
 #*Temenos Group AG.................................................................................  36,070     676,157

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
SWITZERLAND -- (Continued)
  *Tornos Holding AG................................................................................    12,446 $    130,287
  *U-Blox AG........................................................................................     5,955      292,435
  *UBS AG........................................................................................... 1,371,785   17,131,114
  *UBS AG ADR.......................................................................................    30,398      376,023
   Uster Technologies AG............................................................................     3,095      149,913
   Valartis Group AG................................................................................     9,003      148,728
   Valiant Holding AG...............................................................................    20,946    2,546,131
   Valora Holding AG................................................................................     5,050    1,058,956
   Vaudoise Assurances Holding SA...................................................................       828      259,844
   Verwaltungs und Privat-Bank AG...................................................................     4,164      355,157
   Vetropack Holding AG.............................................................................       142      267,666
 #*Von Roll Holding AG..............................................................................    76,208      188,960
  *Vontobel Holdings AG.............................................................................    34,625      878,592
   VZ Holding AG....................................................................................        86        9,204
  *Walliser Kantonalbank AG.........................................................................       173      164,854
   WMH Walter Meier Holding AG......................................................................       589      142,623
   Ypsomed Holdings AG..............................................................................     4,572      277,019
   Zehnder Group AG.................................................................................    11,520      848,206
  *Zueblin Immobilien Holding AG....................................................................    38,248      139,230
   Zuger Kantonalbank AG............................................................................       121      695,440
   Zurich Insurance Group AG........................................................................    94,275   23,097,651
                                                                                                               ------------
TOTAL SWITZERLAND...................................................................................            358,933,882
                                                                                                               ------------
UNITED KINGDOM -- (17.3%)
  *888 Holdings P.L.C...............................................................................   280,757      377,120
   A.G. Barr P.L.C..................................................................................    23,541      444,395
   Aberdeen Asset Management P.L.C.................................................................. 1,345,598    6,173,438
   Acal P.L.C.......................................................................................    26,297       85,676
   Admiral Group P.L.C..............................................................................    44,324      871,328
   Aegis Group P.L.C................................................................................   959,084    2,767,223
  *Afren P.L.C...................................................................................... 1,314,202    2,877,195
   African Barrick Gold, Ltd........................................................................    56,966      332,586
   Aga Rangemaster Group P.L.C......................................................................    42,331       54,980
   Aggreko P.L.C....................................................................................    94,271    3,445,604
   Air Partner P.L.C................................................................................     2,004        8,751
  *Alexon Group P.L.C...............................................................................     5,157           --
  *Alizyme P.L.C....................................................................................    42,517           --
  *Allied Gold Mining P.L.C.........................................................................    47,466       91,663
   Alumasc Group P.L.C..............................................................................     8,807       10,422
   Amec P.L.C.......................................................................................   308,147    5,690,541
   Amlin P.L.C......................................................................................   788,482    4,222,996
   Anglo American P.L.C.............................................................................   573,863   22,176,831
   Anglo Pacific Group P.L.C........................................................................    29,208      151,755
   Anglo-Eastern Plantations P.L.C..................................................................     8,036      104,358
   Anite P.L.C......................................................................................   269,961      542,969
  *Antisoma P.L.C...................................................................................   130,735        3,628
   Antofagasta P.L.C................................................................................   121,117    2,395,535
   ARM Holdings P.L.C...............................................................................    12,223      103,422
  #ARM Holdings P.L.C. Sponsored ADR................................................................   177,485    4,495,695
   Ashmore Group P.L.C..............................................................................   107,195      665,767
   Ashtead Group P.L.C..............................................................................   732,628    2,937,646
   Associated British Foods P.L.C...................................................................   236,249    4,675,339
   Assura Group, Ltd................................................................................    63,019       31,183
  #AstraZeneca P.L.C. Sponsored ADR.................................................................   314,863   13,822,486
   Aveva Group P.L.C................................................................................    28,259      765,180
   Aviva P.L.C...................................................................................... 2,097,208   10,496,519
   Aviva P.L.C. Sponsored ADR.......................................................................     4,770       47,843
   Avon Rubber P.L.C................................................................................     8,371       38,449
   Babcock International Group P.L.C................................................................   388,234    5,240,031
   BAE Systems P.L.C................................................................................ 1,896,634    9,089,124
   Balfour Beatty P.L.C.............................................................................   892,288    3,781,192

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
UNITED KINGDOM -- (Continued)
  #Barclays P.L.C. Sponsored ADR.................................................................... 1,247,292 $17,761,438
  *Barratt Developments P.L.C....................................................................... 1,459,557   3,167,866
   BBA Aviation P.L.C...............................................................................   606,544   1,945,294
   Beazley P.L.C....................................................................................   727,462   1,674,571
   Bellway P.L.C....................................................................................   181,375   2,317,641
   Berendsen P.L.C..................................................................................   317,415   2,654,355
  *Berkeley Group Holdings P.L.C. (The).............................................................   168,826   3,510,460
  *Betfair Group P.L.C..............................................................................    25,604     328,375
   BG Group P.L.C...................................................................................   694,696  16,391,507
  #BG Group P.L.C. Sponsored ADR....................................................................   136,000   3,205,520
  #BHP Billiton P.L.C...............................................................................    15,526     499,812
  #BHP Billiton P.L.C. ADR..........................................................................   104,817   6,746,022
   Bloomsbury Publishing P.L.C......................................................................    58,768      99,481
   Bodycote P.L.C...................................................................................   376,188   2,598,074
   Booker Group P.L.C...............................................................................   639,839     820,453
   Bovis Homes Group P.L.C..........................................................................   190,951   1,432,804
   BP P.L.C.........................................................................................    79,890     577,134
   BP P.L.C. Sponsored ADR.......................................................................... 1,352,289  58,702,866
   Braemar Shipping Services P.L.C..................................................................    13,325      82,231
   Brammer P.L.C....................................................................................    24,061     143,541
   Brewin Dolphin Holdings P.L.C....................................................................   304,046     806,912
   British American Tobacco P.L.C...................................................................    82,257   4,218,929
   British American Tobacco P.L.C. Sponsored ADR....................................................    19,800   2,037,816
   British Polythene Industries P.L.C...............................................................    25,012     136,034
   British Sky Broadcasting Group P.L.C.............................................................    56,222     618,731
   British Sky Broadcasting Group P.L.C. Sponsored ADR..............................................    24,700   1,091,295
   Britvic P.L.C....................................................................................   153,689     953,549
  #BT Group P.L.C. Sponsored ADR....................................................................   140,608   4,817,230
  *BTG P.L.C........................................................................................   310,351   1,914,541
   Bunzl P.L.C......................................................................................   246,332   4,092,845
   Burberry Group P.L.C.............................................................................   177,928   4,288,834
  *Bwin.Party Digital Entertainment P.L.C...........................................................   497,839   1,251,208
   Cable & Wireless Communications P.L.C............................................................ 2,114,967   1,131,900
   Cable & Wireless Worldwide P.L.C................................................................. 2,582,952   1,487,508
  *Cairn Energy P.L.C...............................................................................   341,474   1,913,280
   Camellia P.L.C...................................................................................       198      31,351
  *Cape P.L.C.......................................................................................   106,310     650,603
   Capita P.L.C.....................................................................................   112,002   1,206,268
   Capital & Counties Properties P.L.C..............................................................   218,370     705,412
  *Capital & Regional P.L.C.........................................................................   398,343     216,658
   Carclo P.L.C.....................................................................................    21,100     132,488
   Carillion P.L.C..................................................................................   564,873   2,675,552
   Carnival P.L.C...................................................................................    34,284   1,113,607
   Carnival P.L.C. ADR..............................................................................   107,135   3,484,030
  *Carpetright P.L.C................................................................................     7,935      77,257
   Carphone Warehouse Group P.L.C...................................................................    33,710      71,581
   Carr's Milling Industries P.L.C..................................................................     2,672      36,341
   Castings P.L.C...................................................................................    21,365     101,662
   Catlin Group, Ltd................................................................................   516,432   3,538,170
  *Centamin P.L.C...................................................................................   805,886     899,779
   Centaur Media P.L.C..............................................................................    79,311      41,061
   Centrica P.L.C................................................................................... 1,013,346   5,041,924
   Charles Stanley Group P.L.C......................................................................     6,583      30,977
   Charles Taylor Consulting P.L.C..................................................................    11,746      27,453
   Chemring Group P.L.C.............................................................................   164,258     870,715
   Chesnara P.L.C...................................................................................   136,344     389,821
   Chime Communications P.L.C.......................................................................    35,415     125,299
   Cineworld Group P.L.C............................................................................    84,435     278,218
   Close Brothers Group P.L.C.......................................................................   220,175   2,635,674
   Cobham P.L.C..................................................................................... 1,233,490   4,535,517
  *Colt Group SA....................................................................................   362,122     625,313

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

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CONTINUED

                                                                                                      SHARES    VALUE++
                                                                                                     --------- ----------
UNITED KINGDOM -- (Continued)
   Communisis P.L.C.................................................................................   120,651 $   69,083
   Compass Group P.L.C..............................................................................   441,311  4,613,598
   Computacenter P.L.C..............................................................................   141,938    956,707
  *Connaught P.L.C..................................................................................   102,162         --
   Consort Medical P.L.C............................................................................    26,822    288,661
   Cookson Group P.L.C..............................................................................   400,203  4,714,419
   Corin Group P.L.C................................................................................     3,868      2,631
   Costain Group P.L.C..............................................................................     9,513     34,367
   Cranswick P.L.C..................................................................................    62,401    815,371
   Creston P.L.C....................................................................................    18,283     18,095
   Croda International P.L.C........................................................................    71,595  2,593,084
   CSR P.L.C........................................................................................   278,822  1,043,432
   Daily Mail & General Trust P.L.C. Series A.......................................................   251,973  1,702,888
   Dairy Crest Group P.L.C..........................................................................   254,565  1,243,914
   De La Rue P.L.C..................................................................................   103,366  1,637,677
   Debenhams P.L.C.................................................................................. 1,975,252  2,648,596
   Dechra Pharmaceuticals P.L.C.....................................................................    31,630    237,307
   Development Securities P.L.C.....................................................................   156,285    418,488
   Devro P.L.C......................................................................................   210,874  1,055,336
   Diageo P.L.C. Sponsored ADR......................................................................    62,900  6,360,448
   Dialight P.L.C...................................................................................    10,830    183,171
   Dignity P.L.C....................................................................................    46,239    630,539
   Diploma P.L.C....................................................................................   125,513    934,507
  *Dixons Retail P.L.C.............................................................................. 4,998,793  1,445,610
   Domino Printing Sciences P.L.C...................................................................   131,778  1,279,016
   Domino's Pizza UK & IRL P.L.C....................................................................    40,146    287,350
   Drax Group P.L.C.................................................................................   529,985  4,669,955
   DS Smith P.L.C................................................................................... 1,147,632  3,126,168
  *DTZ Holdings P.L.C...............................................................................     9,294         --
   Dunelm Group P.L.C...............................................................................    28,656    237,907
  *Dyson Group P.L.C................................................................................     3,999      1,055
   E2V Technologies P.L.C...........................................................................    76,169    181,489
   easyJet P.L.C....................................................................................   215,255  1,733,058
   Electrocomponents P.L.C..........................................................................   440,584  1,630,622
   Elementis P.L.C..................................................................................   667,595  2,254,209
  *EnQuest P.L.C....................................................................................   682,699  1,404,466
  *Enterprise Inns P.L.C............................................................................   813,443    812,183
  *Essar Energy P.L.C...............................................................................    64,933    154,786
   Eurasian Natural Resources Corp. P.L.C...........................................................   215,149  1,961,238
   Euromoney Institutional Investor P.L.C...........................................................    28,011    356,942
  *Evraz P.L.C......................................................................................   203,930  1,224,815
  *Exillon Energy P.L.C.............................................................................    47,787    107,767
   Experian P.L.C...................................................................................   257,349  4,064,638
   F&C Asset Management P.L.C.......................................................................   690,232    754,423
   Fenner P.L.C.....................................................................................   236,565  1,731,251
   Ferrexpo P.L.C...................................................................................   217,472  1,034,386
   Fiberweb P.L.C...................................................................................    91,681     86,378
   Fidessa Group P.L.C..............................................................................    28,033    705,029
   Filtrona P.L.C...................................................................................   208,691  1,573,622
  *Findel P.L.C..................................................................................... 1,199,401     69,891
   Firstgroup P.L.C.................................................................................   562,415  1,778,275
   Fortune Oil P.L.C................................................................................   468,516     82,285
   French Connection Group P.L.C....................................................................    88,909     62,608
   Fresnillo P.L.C..................................................................................    22,205    565,766
   Fuller Smith & Turner P.L.C......................................................................    34,108    401,269
   Future P.L.C.....................................................................................   361,156     59,390
   G4S P.L.C........................................................................................ 1,491,084  6,765,067
   Galliford Try P.L.C..............................................................................   111,900  1,186,224
   Games Workshop Group P.L.C.......................................................................     7,668     70,560
  *Gem Diamonds, Ltd................................................................................   173,216    728,958
   Genus P.L.C......................................................................................    69,273  1,588,074

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

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
UNITED KINGDOM -- (Continued)
   GKN P.L.C........................................................................................ 1,724,835 $ 5,704,848
   GlaxoSmithKline P.L.C. Sponsored ADR.............................................................   108,093   4,997,139
  *GlobeOp Financial Services SA....................................................................     2,563      20,179
   Go-Ahead Group P.L.C.............................................................................    36,525     675,975
  *Greencore Group P.L.C............................................................................   613,677     704,678
   Greene King P.L.C................................................................................   322,586   2,673,193
   Greggs P.L.C.....................................................................................   123,353   1,004,232
   Guinness Peat Group P.L.C........................................................................    52,296      21,330
   Halfords Group P.L.C.............................................................................   356,575   1,592,335
   Halma P.L.C......................................................................................   250,697   1,648,669
  *Hampson Industries P.L.C.........................................................................   243,309      11,209
   Hansard Global P.L.C.............................................................................     3,345       8,016
  *Hardy Oil & Gas P.L.C............................................................................    24,446      59,048
   Hardy Underwriting Group P.L.C...................................................................    21,636      97,265
   Hargreaves Lansdown P.L.C........................................................................    80,332     686,370
  *Harvard International P.L.C......................................................................     6,399       4,519
   Harvey Nash Group P.L.C..........................................................................    28,747      28,298
  *Havelock Europa P.L.C............................................................................    13,179       2,834
   Hays P.L.C.......................................................................................   636,117     923,105
   Headlam Group P.L.C..............................................................................   103,583     494,004
   Helical Bar P.L.C................................................................................   197,513     608,329
  *Helphire P.L.C...................................................................................   295,862       7,503
   Henderson Group P.L.C............................................................................ 1,101,205   2,166,599
   Henry Boot P.L.C.................................................................................    54,419     121,901
  *Heritage Oil P.L.C...............................................................................   201,854     487,856
   Hikma Pharmaceuticals P.L.C......................................................................   136,344   1,389,795
   Hill & Smith Holdings P.L.C......................................................................   104,123     557,826
   Hiscox, Ltd......................................................................................   545,385   3,527,268
 #*HMV Group P.L.C..................................................................................   382,104      23,254
   Hochschild Mining P.L.C..........................................................................   152,706   1,247,476
   Hogg Robinson Group P.L.C........................................................................   132,868     151,008
   Home Retail Group P.L.C.......................................................................... 1,061,931   1,837,110
   Homeserve P.L.C..................................................................................   236,555     969,486
   Hornby P.L.C.....................................................................................    20,303      30,512
  *Howden Joinery Group P.L.C....................................................................... 1,069,330   2,120,556
   HSBC Holdings P.L.C..............................................................................    44,345     400,311
  #HSBC Holdings P.L.C. Sponsored ADR............................................................... 1,541,503  69,629,691
   Hunting P.L.C....................................................................................   148,754   2,296,934
   Huntsworth P.L.C.................................................................................   250,994     193,609
   Hyder Consulting P.L.C...........................................................................    18,151     116,278
   ICAP P.L.C.......................................................................................   594,119   3,662,036
   IG Group Holdings P.L.C..........................................................................   242,654   1,823,312
  *Imagination Technologies Group P.L.C.............................................................   107,118   1,195,079
   IMI P.L.C........................................................................................   291,635   4,684,805
   Imperial Tobacco Group P.L.C.....................................................................   308,273  12,327,992
   Imperial Tobacco Group P.L.C. ADR................................................................    18,000   1,440,180
   Inchcape P.L.C...................................................................................   640,943   3,807,899
   Informa P.L.C....................................................................................   724,537   4,876,361
  *Inmarsat P.L.C...................................................................................   419,954   2,996,676
  *Innovation Group P.L.C........................................................................... 1,143,991     395,252
   InterContinental Hotels Group P.L.C..............................................................     7,196     171,581
   Intercontinental Hotels Group P.L.C. ADR.........................................................    82,523   1,970,649
  *International Consolidated Airlines Group SA..................................................... 1,497,106   4,287,607
  *International Consolidated Airlines Group SA.....................................................   282,178     811,766
  *International Consolidated Airlines Group SA Sponsored ADR.......................................    12,200     173,362
  *International Ferro Metals, Ltd..................................................................    20,587       5,492
   International Power P.L.C........................................................................   788,767   5,335,585
   Interserve P.L.C.................................................................................   195,431     907,067
   Intertek Group P.L.C.............................................................................    68,963   2,815,684
   Invensys P.L.C...................................................................................   554,079   1,998,793
   Investec P.L.C...................................................................................   767,032   4,423,677

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

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CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
UNITED KINGDOM -- (Continued)
  *IP Group P.L.C...................................................................................    219,475 $   518,287
   ITE Group P.L.C..................................................................................     75,045     275,212
   ITV P.L.C........................................................................................  3,143,342   4,271,249
   James Fisher & Sons P.L.C........................................................................     63,134     577,092
   Jardine Lloyd Thompson Group P.L.C...............................................................     54,163     618,095
   JD Sports Fashion P.L.C..........................................................................     16,604     221,006
   JD Wetherspoon P.L.C.............................................................................    166,449   1,095,652
  *JJB Sports P.L.C.................................................................................     30,495       6,440
   JKX Oil & Gas P.L.C..............................................................................    132,334     294,756
   John Menzies P.L.C...............................................................................     33,322     352,254
  *John Wood Group P.L.C............................................................................    450,653   5,722,593
   Johnson Matthey P.L.C............................................................................    140,378   5,271,399
  *Johnston Press P.L.C.............................................................................  1,456,828     137,257
   Jupiter Fund Management P.L.C....................................................................    148,124     549,172
   Kazakhmys P.L.C..................................................................................    168,845   2,370,110
   Kcom Group P.L.C.................................................................................    346,054     398,808
   Keller Group P.L.C...............................................................................     71,528     522,613
   Kesa Electricals P.L.C...........................................................................    659,944     583,689
   Kewill P.L.C.....................................................................................     37,553      45,990
   Kier Group P.L.C.................................................................................     48,649     920,938
   Kingfisher P.L.C.................................................................................  2,252,411  10,622,292
  *Kofax P.L.C......................................................................................     73,371     340,966
   Ladbrokes P.L.C..................................................................................    645,888   1,880,998
   Laird P.L.C......................................................................................    398,871   1,400,161
   Lamprell P.L.C...................................................................................    217,402   1,229,719
   Lancashire Holdings, Ltd.........................................................................    227,249   2,970,415
   Latchways P.L.C..................................................................................      2,464      42,625
   Laura Ashley Holdings P.L.C......................................................................    224,765      85,602
   Lavendon Group P.L.C.............................................................................    159,177     311,561
   Legal & General Group P.L.C......................................................................  6,293,969  12,017,746
  *Liontrust Asset Management P.L.C.................................................................      4,633       8,708
  *Lloyds Banking Group P.L.C....................................................................... 14,199,307   7,127,261
  *Lloyds Banking Group P.L.C. Sponsored ADR........................................................    683,962   1,340,566
   Logica P.L.C.....................................................................................  1,609,012   2,036,036
   London Stock Exchange Group P.L.C................................................................    184,179   3,251,820
   Lonmin P.L.C.....................................................................................    137,478   2,333,448
   Lookers P.L.C....................................................................................    258,925     264,809
   Low & Bonar P.L.C................................................................................    125,487     116,627
   LSL Property Services P.L.C......................................................................     14,831      59,001
  *Man Group P.L.C..................................................................................  2,013,466   3,382,642
   Management Consulting Group P.L.C................................................................    265,588     166,046
  *Manganese Bronze Holdings P.L.C..................................................................      3,904       2,321
   Marks & Spencer Group P.L.C......................................................................  1,202,621   6,970,126
   Marshalls P.L.C..................................................................................     93,944     142,079
   Marston's P.L.C..................................................................................    945,394   1,497,228
  *McBride P.L.C....................................................................................    279,529     576,275
  *McBride P.L.C. Redeemable B Shares...............................................................  5,590,580       9,073
  *Mears Group P.L.C................................................................................     64,901     275,776
   Mecom Group P.L.C................................................................................     73,971     180,099
   Meggitt P.L.C....................................................................................    883,093   5,856,110
   Melrose P.L.C....................................................................................    485,860   3,447,657
   Melrose Resources P.L.C..........................................................................     79,059     155,670
   Michael Page International P.L.C.................................................................    118,944     803,726
   Micro Focus International P.L.C..................................................................     81,796     617,623
   Millennium & Copthorne Hotels P.L.C..............................................................    239,022   1,884,990
  *Misys P.L.C......................................................................................    250,551   1,418,939
  *Mitchells & Butlers P.L.C........................................................................    321,126   1,375,350
   Mitie Group P.L.C................................................................................    424,338   2,009,254
   MJ Gleeson Group P.L.C...........................................................................     16,223      29,978
   Mondi P.L.C......................................................................................    453,335   4,215,305
   Moneysupermarket.com Group P.L.C.................................................................    318,090     688,610

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
UNITED KINGDOM -- (Continued)
   Morgan Crucible Co. P.L.C........................................................................   314,244 $ 1,658,141
   Morgan Sindall Group P.L.C.......................................................................    49,427     534,807
  #Mothercare P.L.C.................................................................................   102,312     283,701
  *Mouchel Group P.L.C..............................................................................    47,646       4,454
  *MWB Group Holdings P.L.C.........................................................................    22,990       2,193
   N Brown Group P.L.C..............................................................................   237,373     883,127
   National Express Group P.L.C.....................................................................   519,048   1,825,832
   National Grid P.L.C..............................................................................    13,441     145,143
  #National Grid P.L.C. Sponsored ADR...............................................................   106,702   5,771,511
   NCC Group P.L.C..................................................................................     9,509     136,824
   New World Resources P.L.C. Series A..............................................................    43,035     284,327
   Next P.L.C.......................................................................................    66,743   3,174,125
  *Northgate P.L.C..................................................................................   123,586     399,385
   Novae Group P.L.C................................................................................    78,110     469,340
  *Ocado Group P.L.C................................................................................    80,341     169,359
   Old Mutual P.L.C................................................................................. 3,629,615   8,734,946
  *Optos P.L.C......................................................................................     6,779      28,292
  *Oxford Biomedica P.L.C...........................................................................   264,084      17,111
   Oxford Instruments P.L.C.........................................................................    28,021     556,755
   Pace P.L.C.......................................................................................   327,672     386,970
   PayPoint P.L.C...................................................................................     9,427      97,861
  #Pearson P.L.C. Sponsored ADR.....................................................................   607,283  11,501,940
  *Pendragon P.L.C..................................................................................   451,753     108,194
   Pennon Group P.L.C...............................................................................   283,245   3,381,923
   Persimmon P.L.C..................................................................................   411,568   4,197,686
  *Petra Diamonds, Ltd..............................................................................     7,079      17,842
   Petrofac, Ltd....................................................................................    36,597   1,033,475
   Petropavlovsk P.L.C..............................................................................   196,034   1,521,015
   Phoenix Group Holdings P.L.C.....................................................................       449       3,847
   Phoenix IT Group, Ltd............................................................................    33,310     106,577
   Photo-Me International P.L.C.....................................................................   823,881     596,028
  *Pinnacle Staffing Group P.L.C....................................................................    15,255          --
   Premier Farnell P.L.C............................................................................   242,639     846,713
  *Premier Foods P.L.C.............................................................................. 3,350,504     884,167
  *Premier Oil P.L.C................................................................................   643,652   3,916,921
   Provident Financial P.L.C........................................................................    80,582   1,511,817
   Prudential P.L.C.................................................................................    56,043     686,859
   Prudential P.L.C. ADR............................................................................   637,394  15,622,527
   Psion P.L.C......................................................................................    94,664      84,757
  *Puma Brandenburg, Ltd. Class A...................................................................    90,186       7,157
  *Puma Brandenburg, Ltd. Class B...................................................................    90,186       2,971
  *Punch Taverns P.L.C..............................................................................   883,786     140,300
   PV Crystalox Solar P.L.C.........................................................................   245,375      18,022
   PZ Cussons P.L.C.................................................................................   198,654   1,071,738
   Qinetiq P.L.C....................................................................................   793,480   1,970,757
  *Quintain Estates & Development P.L.C.............................................................   440,064     273,405
   R.E.A. Holdings P.L.C............................................................................    11,361     128,361
   Randgold Resources, Ltd..........................................................................    12,728   1,129,756
   Rathbone Brothers P.L.C..........................................................................     3,179      68,260
  *Raven Russia, Ltd................................................................................    17,655      17,834
   Reckitt Benckiser Group P.L.C....................................................................    58,545   3,408,106
  *Redrow P.L.C.....................................................................................   416,978     833,093
   Reed Elsevier P.L.C..............................................................................     7,445      61,608
  #Reed Elsevier P.L.C. ADR.........................................................................    40,441   1,336,575
   Regus P.L.C......................................................................................   957,526   1,659,900
   Renishaw P.L.C...................................................................................    28,314     666,091
  *Renovo Group P.L.C...............................................................................   132,895      36,141
  *Rentokil Initial P.L.C........................................................................... 1,593,900   2,241,876
   Resolution, Ltd.................................................................................. 1,764,235   6,408,953
   Restaurant Group P.L.C...........................................................................   214,658     978,809
   Rexam P.L.C...................................................................................... 1,151,457   8,037,745

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
UNITED KINGDOM -- (Continued)
   Ricardo P.L.C....................................................................................    27,069 $   151,736
   Rightmove P.L.C..................................................................................    47,459   1,187,419
   Rio Tinto P.L.C..................................................................................   113,242   6,347,764
  #Rio Tinto P.L.C. Sponsored ADR...................................................................   289,758  16,246,731
  *RM P.L.C.........................................................................................    31,960      43,022
   Robert Walters P.L.C.............................................................................    96,470     400,015
  *Rolls-Royce Holdings P.L.C.......................................................................   906,583  12,121,422
   Rotork P.L.C.....................................................................................    40,291   1,443,651
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR................................................   370,884   2,937,401
  #Royal Dutch Shell P.L.C. ADR..................................................................... 1,317,840  96,676,742
   Royal Dutch Shell P.L.C. Series A................................................................     4,054     144,590
   Royal Dutch Shell P.L.C. Series B................................................................   109,362   4,002,058
   RPC Group P.L.C..................................................................................   212,540   1,274,142
   RPS Group P.L.C..................................................................................   299,638   1,153,084
   RSA Insurance Group P.L.C........................................................................ 4,701,372   8,016,223
   S&U P.L.C........................................................................................     2,614      31,817
   SABmiller P.L.C..................................................................................   323,061  13,577,779
   Safestore Holdings P.L.C.........................................................................   112,160     203,903
   Sage Group P.L.C................................................................................. 1,483,318   6,891,617
   Sainsbury (J.) P.L.C.............................................................................   978,531   4,891,619
  *Salamander Energy P.L.C..........................................................................   252,795   1,021,618
   Savills P.L.C....................................................................................   174,205   1,011,330
   Schroders P.L.C..................................................................................   128,314   2,953,258
   Schroders P.L.C. Non-Voting......................................................................    56,504   1,032,388
   SDL P.L.C........................................................................................   132,839   1,536,519
   Senior P.L.C.....................................................................................   445,368   1,539,914
   Serco Group P.L.C................................................................................   181,894   1,602,848
   Severfield-Rowen P.L.C...........................................................................   122,164     367,398
   Severn Trent P.L.C...............................................................................   112,737   3,091,723
   Shanks Group P.L.C...............................................................................   541,844     814,331
   Shire P.L.C......................................................................................     2,251      73,366
   Shire P.L.C. ADR.................................................................................    24,880   2,427,293
   SIG P.L.C........................................................................................   806,662   1,379,444
  *SkyePharma P.L.C. Sponsored ADR..................................................................        80         112
   Smith & Nephew P.L.C.............................................................................     7,085      69,739
   Smith & Nephew P.L.C. Sponsored ADR..............................................................    38,038   1,874,513
   Smiths Group P.L.C...............................................................................   141,203   2,452,658
   Smiths News P.L.C................................................................................   155,354     250,869
  *Soco International P.L.C.........................................................................   278,216   1,356,217
  *Southern Cross Healthcare Group P.L.C............................................................   120,532          --
   Spectris P.L.C...................................................................................   107,737   3,298,732
   Speedy Hire P.L.C................................................................................   203,211      90,859
   Spirax-Sarco Engineering P.L.C...................................................................    57,560   2,154,967
   Spirent Communications P.L.C..................................................................... 2,169,181   5,986,879
   Spirent Communications P.L.C. Sponsored ADR......................................................    25,100     277,159
  *Spirit Pub Co. P.L.C.............................................................................   889,239     800,884
  *Sportech P.L.C...................................................................................    87,812      71,983
  *Sports Direct International P.L.C................................................................   145,139     711,999
   SSE P.L.C........................................................................................   444,910   9,540,399
   St. Ives Group P.L.C.............................................................................    57,893      73,300
   St. James's Place P.L.C..........................................................................   184,969     992,789
   St. Modwen Properties P.L.C......................................................................   144,139     392,659
   Stagecoach Group P.L.C...........................................................................   372,473   1,499,549
   Standard Chartered P.L.C......................................................................... 1,032,766  25,246,672
   Standard Life P.L.C.............................................................................. 2,521,684   9,151,209
   Sthree P.L.C.....................................................................................    69,781     392,297
  *STV Group P.L.C..................................................................................    56,141     100,842
  *SuperGroup P.L.C.................................................................................     3,687      20,825
   Synergy Health P.L.C.............................................................................    55,623     750,327
   T. Clarke P.L.C..................................................................................    26,802      21,703
   TalkTalk Telecom Group P.L.C.....................................................................   461,683     955,456

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
UNITED KINGDOM -- (Continued)
  *Talvivaara Mining Co. P.L.C......................................................................    96,626 $   287,270
   Tate & Lyle P.L.C................................................................................   407,706   4,570,082
  *Taylor Wimpey P.L.C.............................................................................. 4,378,669   3,571,425
   Ted Baker P.L.C..................................................................................    12,672     184,282
  *Telecity Group P.L.C.............................................................................   150,602   1,973,840
   Telecom Plus P.L.C...............................................................................    23,457     260,172
   Tesco P.L.C...................................................................................... 2,348,104  12,099,035
   Thomas Cook Group P.L.C..........................................................................   802,897     293,324
   Thorntons P.L.C..................................................................................    37,958      15,399
   Timeweave P.L.C..................................................................................    36,634      12,536
   Topps Tiles P.L.C................................................................................    36,015      23,096
   Travis Perkins P.L.C.............................................................................   307,333   5,243,346
   Tribal Group P.L.C...............................................................................    44,362      53,542
  *Trifast P.L.C....................................................................................    29,862      23,630
  *Trinity Mirror P.L.C.............................................................................   506,862     267,459
   TT electronics P.L.C.............................................................................   251,972     777,111
   TUI Travel P.L.C.................................................................................   597,063   1,851,540
   Tullett Prebon P.L.C.............................................................................   328,890   1,833,599
   Tullow Oil P.L.C.................................................................................   126,213   3,148,830
   UBM P.L.C........................................................................................   214,934   2,056,926
  *UK Coal P.L.C....................................................................................   169,160      54,541
   UK Mail Group P.L.C..............................................................................    12,676      47,284
   Ultra Electronics Holdings P.L.C.................................................................    47,518   1,299,074
   Umeco P.L.C......................................................................................    61,337     573,453
   Unilever P.L.C...................................................................................    17,957     613,447
  #Unilever P.L.C. Sponsored ADR....................................................................   120,000   4,118,400
   Unite Group P.L.C................................................................................   227,827     722,248
   United Utilities Group P.L.C.....................................................................   275,602   2,765,409
   United Utilities Group P.L.C. ADR................................................................    10,818     218,415
   UTV Media P.L.C..................................................................................   119,515     294,952
  *Vectura Group P.L.C..............................................................................   420,574     485,474
   Vedanta Resources P.L.C..........................................................................   176,566   3,499,507
  *Vernalis P.L.C...................................................................................    11,473       4,620
   Victrex P.L.C....................................................................................    40,288     949,387
   Vislink P.L.C....................................................................................    11,896       6,759
   Vitec Group P.L.C. (The).........................................................................    22,412     243,773
   Vodafone Group P.L.C.............................................................................   806,505   2,232,378
   Vodafone Group P.L.C. Sponsored ADR.............................................................. 2,064,129  57,444,710
   Volex P.L.C......................................................................................    18,246      77,825
   Vp P.L.C.........................................................................................    11,576      48,715
  *Wagon P.L.C......................................................................................    17,912          --
   Weir Group P.L.C. (The)..........................................................................   136,924   3,790,292
   WH Smith P.LC....................................................................................   163,163   1,395,591
   Whitbread P.L.C..................................................................................   191,143   5,979,635
   William Hill P.L.C...............................................................................   826,769   3,776,554
   William Morrison Supermarkets P.L.C.............................................................. 1,764,277   8,035,874
   Wilmington Group P.L.C...........................................................................   141,363     220,173
  *Wincanton P.L.C..................................................................................    64,071      53,049
  *Wolfson Microelectronics P.L.C...................................................................   193,734     558,218
   Wolseley P.L.C...................................................................................   295,066  11,233,649
   Wolseley P.L.C. ADR..............................................................................    62,362     235,728
   WPP P.L.C........................................................................................    18,201     246,459
   WPP P.L.C. Sponsored ADR.........................................................................   129,353   8,772,720
   WS Atkins P.L.C..................................................................................    90,312   1,066,580
   WSP Group P.L.C..................................................................................    82,843     338,052
   Xaar P.L.C.......................................................................................    24,829      90,670
  *Xchanging P.L.C..................................................................................   246,727     404,813
   XP Power, Ltd....................................................................................     3,794      72,291
   Xstrata P.L.C....................................................................................   827,448  15,891,577
 #*Yell Group P.L.C................................................................................. 3,343,027     211,637

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                       SHARES      VALUE++
                                                                                                     ---------- --------------
UNITED KINGDOM -- (Continued)
   Yule Catto & Co. P.L.C...........................................................................    244,518 $      923,663
                                                                                                                --------------
TOTAL UNITED KINGDOM................................................................................             1,194,367,712
                                                                                                                --------------
UNITED STATES -- (0.0%)
  *Swisher Hygiene, Inc.............................................................................      5,978         13,450
                                                                                                                --------------
TOTAL COMMON STOCKS.................................................................................             5,847,467,134
                                                                                                                --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.....................................................................     55,763      3,406,846
                                                                                                                --------------
SWEDEN -- (0.0%)
   Klovern AB.......................................................................................      2,282         46,938
                                                                                                                --------------
UNITED KINGDOM -- (0.0%)
  *Rolls-Royce Holdings P.L.C....................................................................... 96,097,798        155,957
                                                                                                                --------------
TOTAL PREFERRED STOCKS..............................................................................                 3,609,741
                                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Centrebet International, Ltd. Litigation Rights..................................................     22,005             --
  *Gascoyne Resources, Ltd. Rights 05/09/12.........................................................      1,503             16
  *M2 Telecommunications Group, Ltd. Rights 05/11/12................................................     13,482          5,619
  *Resource & Investment NL Warrants 05/31/13.......................................................     16,313          1,445
                                                                                                                --------------
TOTAL AUSTRALIA.....................................................................................                     7,080
                                                                                                                --------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.......................................................................     57,113             76
  *Deceuninck NV STRIP VVPR.........................................................................     18,136             24
  *Elia System Operator SA STRIP VVPR...............................................................      2,262            564
  *Nyrstar NV STRIP VVPR............................................................................     67,312            178
  *Realdolmen STRIP VVPR............................................................................         24             --
Tessenderlo Chemie NV STRIP VVPR....................................................................      2,854            754
                                                                                                                --------------
TOTAL BELGIUM.......................................................................................                     1,596
                                                                                                                --------------
CANADA -- (0.0%)
  *Duluth Metals, Ltd. Warrants 01/18/13............................................................      1,286            586
                                                                                                                --------------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12...............................................................     23,224         21,901
                                                                                                                --------------
GERMANY -- (0.0%)
  *Progress-Werk Oberkirch AG Rights 05/14/12.......................................................        638             --
                                                                                                                --------------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.................................................    573,678          5,915
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. Warrants 03/07/14...............................    187,200            724
  *Cheuk Nang Holdings, Ltd. Warrants 04/20/13......................................................      3,791            513
  *Freeman Financial Corp., Ltd. Rights 05/04/12....................................................    894,000          6,798
                                                                                                                --------------
TOTAL HONG KONG.....................................................................................                    13,950
                                                                                                                --------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15............................................................    384,252         62,101
                                                                                                                --------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12...............................................         24              3
  *Banco Santander SA Rights 04/27/12...............................................................          2              1
                                                                                                                --------------
TOTAL SPAIN.........................................................................................                         4
                                                                                                                --------------
SWITZERLAND -- (0.0%)
  *Cytos Biotechnology AG Rights 05/10/12...........................................................      1,001            196
                                                                                                                --------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                     SHARES VALUE++
                                                                                                     ------ --------
UNITED KINGDOM -- (0.0%)
  *Dechra Pharmaceuticals P.L.C. Rights 05/15/12....................................................  8,554 $ 21,796
  *Redrow P.L.C. Rights 05/08/12.................................................................... 62,547       --
                                                                                                            --------
TOTAL UNITED KINGDOM................................................................................          21,796
                                                                                                            --------
UNITED STATES -- (0.0%)
  *Marshall Edwards, Inc. Rights 05/11/12...........................................................    456       --
                                                                                                            --------
TOTAL RIGHTS/WARRANTS...............................................................................         129,210
                                                                                                            --------

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT          VALUE+
                                                             -------------- --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S) @ DFA Short Term Investment Fund........................  1,041,000,000  1,041,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $378,065) to be repurchased at $370,654................ $          371        370,652
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 1,041,370,652
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $7,199,779,163).........                $6,892,576,737
                                                                            ==============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES         VALUE++
                                                             ----------     ------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (23.4%)
   Abacus Property Group....................................  1,561,636     $  3,383,227
  #Ale Property Group.......................................    598,665        1,298,222
   Ardent Leisure Group.....................................  1,700,617        2,207,402
   Aspen Group..............................................  3,449,646        1,725,396
  *Astro Japan Property Group...............................      6,291           17,392
   Australian Education Trust...............................    388,577          424,395
  *BGP Holdings (Private)................................... 38,018,670               --
   BWP Trust................................................  2,148,849        4,171,941
   Carindale Property Trust NL..............................     82,987          385,081
  *Centro Retail Australia, Ltd.............................    376,311          725,379
   CFS Retail Property Trust................................  9,691,577       19,385,742
   Challenger Diversified Property Group....................  2,493,020        1,374,799
   Charter Hall Group.......................................  1,155,851        3,017,184
  *Charter Hall Office......................................  2,059,687          193,148
   Charter Hall Retail REIT.................................  1,533,824        5,273,040
  #Commonwealth Property Office Fund........................ 12,028,614       13,019,738
  #Cromwell Property Group..................................  1,776,684        1,334,660
   Dexus Property Group..................................... 24,257,926       23,535,617
  *Galileo Japan Trust......................................     13,923            6,901
   Goodman Group............................................  7,484,209       27,981,964
   GPT Group................................................  8,754,543       29,804,772
   Growthpoint Properties Australia NL (B1Y9BC8)............     47,091          104,743
  *Growthpoint Properties Australia NL (B787GW5)............     14,127           29,807
  *ING Real Estate Community Living Group...................    449,866           95,394
  *Investa Office Fund......................................  3,187,223        9,046,851
  *Mirvac Industrial Trust..................................    826,524           90,051
  *Prime Retirement & Aged Care Property Trust..............    116,309               --
  *Real Estate Capital Partners USA Property Trust..........     25,448           10,774
  *Rubicon Europe Trust Group (RET).........................    505,643               --
   Stockland Trust Group.................................... 11,843,453       38,046,283
   Trafalgar Corporate Group, Ltd...........................     43,870           31,219
  *Trinity Group............................................    500,397          142,877
  *Villa World Group........................................     73,180           64,645
   Westfield Group.......................................... 10,248,851       97,992,835
   Westfield Retail Trust................................... 14,561,346       41,091,035
                                                                            ------------
TOTAL AUSTRALIA.............................................                 326,012,514
                                                                            ------------
BELGIUM -- (1.4%)
   Aedifica NV..............................................     22,718        1,440,702
  #Befimmo SCA..............................................     69,247        4,212,046
  #Cofinimmo SA.............................................     71,308        8,608,223
  #Intervest Offices & Warehouses NV........................     32,513          830,615
   Leasinvest Real Estate SCA...............................      5,893          536,733
   Retail Estates NV........................................      7,992          539,224
  #Warehouses De Pauw SCA...................................     55,189        2,866,077
   Wereldhave Belgium NV....................................      7,629          732,544
                                                                            ------------
TOTAL BELGIUM...............................................                  19,766,164
                                                                            ------------
CANADA -- (6.9%)
  #Allied Properties REIT...................................    113,544        3,151,669
   Artis REIT...............................................    199,818        3,406,322
   Boardwalk REIT...........................................    109,825        6,538,248
  #Calloway REIT............................................    248,954        6,925,400
  #Canadian Apartment Properties REIT.......................    192,182        4,519,297
  #Canadian REIT............................................    159,293        6,238,848
  #Chartwell Seniors Housing REIT...........................    660,637        6,232,866
  #Cominar REIT.............................................    171,182        4,176,227
   Crombie REIT.............................................    134,280        1,930,228

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                               SHARES         VALUE++
                                                             ----------     ------------
CANADA -- (Continued)
  #Dundee REIT..............................................    157,263     $  5,871,194
   Extendicare REIT.........................................    254,631        2,087,879
   H&R REIT.................................................    633,619       15,650,457
   Huntingdon Capital Corp..................................     27,638          313,633
   InnVest REIT.............................................    298,543        1,538,274
   InterRent REIT...........................................     13,900           58,395
  *Lanesborough REIT........................................     29,600           15,881
  #Morguard REIT............................................    119,020        2,034,973
   Northern Property REIT...................................     64,100        2,130,286
   NorthWest Healthcare Properties REIT.....................     48,900          635,599
  #Primaris Retail REIT.....................................    178,457        4,185,705
   Retrocom Mid-Market REIT.................................    122,616          686,406
  #RioCan REIT..............................................    640,255       17,590,242
                                                                            ------------
TOTAL CANADA................................................                  95,918,029
                                                                            ------------
CHINA -- (0.1%)
  *RREEF China Commercial Trust.............................  1,392,000           44,853
   Yuexiu REIT..............................................  3,373,000        1,734,715
                                                                            ------------
TOTAL CHINA.................................................                   1,779,568
                                                                            ------------
FRANCE -- (10.9%)
  #Acanthe Developpement SA.................................    167,536          107,976
   Affine SA................................................     29,904          517,067
   ANF Immobilier SA........................................     47,976        2,190,866
   Cegereal SA..............................................     15,513          344,746
  #Fonciere des Regions SA..................................    149,345       11,571,718
  #Gecina SA................................................    118,125       10,957,894
   ICADE SA.................................................    120,742       10,186,547
   Klepierre SA.............................................    565,039       17,912,894
   Mercialys SA.............................................    167,050        3,339,098
   Societe de la Tour Eiffel SA.............................     29,176        1,520,139
   Societe Immobiliere de Location pour l'Industrie et le
     Commerce SA............................................     59,608        6,288,694
  #Unibail-Rodamco SE.......................................    463,432       86,716,122
                                                                            ------------
TOTAL FRANCE................................................                 151,653,761
                                                                            ------------
GERMANY -- (0.3%)
   Alstria Office REIT AG...................................    261,987        2,793,060
   Hamborner REIT AG........................................    100,532        1,011,450
                                                                            ------------
TOTAL GERMANY...............................................                   3,804,510
                                                                            ------------
GREECE -- (0.0%)
   Eurobank Properties Real Estate Investment Co. S.A.......     57,379          294,607
                                                                            ------------
HONG KONG -- (4.1%)
   Champion REIT............................................ 12,590,012        5,486,925
   Link REIT (The).......................................... 11,426,105       47,390,038
   Prosperity REIT..........................................  5,334,000        1,186,961
   Regal REIT...............................................  4,773,000        1,216,738
   Sunlight REIT............................................  5,324,000        1,706,877
                                                                            ------------
TOTAL HONG KONG.............................................                  56,987,539
                                                                            ------------
ISRAEL -- (0.0%)
   Reit 1, Ltd..............................................    333,503          629,250
                                                                            ------------
ITALY -- (0.2%)
   Beni Stabili SpA.........................................  4,180,252        2,321,973
   Immobiliare Grande Distribuzione SpA.....................    652,409          698,195
                                                                            ------------
TOTAL ITALY.................................................                   3,020,168
                                                                            ------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     ------------
JAPAN -- (14.1%)
   Advance Residence Investment Corp........................     5,402     $ 10,443,511
   Daiwa Office Investment Corp.............................     1,215        3,367,285
   Daiwahouse Residential Investment Corp...................       648        4,438,756
   Frontier Real Estate Investment Corp.....................       859        7,269,379
   Fukuoka REIT Corp........................................       503        3,624,884
  #Global One Real Estate Investment Co., Ltd...............       433        2,982,300
   Hankyu REIT, Inc.........................................       371        1,815,012
   Heiwa Real Estate REIT, Inc..............................     2,364        1,427,660
   Ichigo Real Estate Investment Corp.......................     2,130          960,025
   Industrial & Infrastructure Fund Investment Corp.........       419        2,543,152
   Invincible Investment Corp...............................     1,903          159,900
   Japan Excellent, Inc.....................................       805        4,226,935
   Japan Hotel REIT Investment Corp.........................     7,051        1,719,857
   Japan Logistics Fund, Inc................................       709        6,220,453
   Japan Prime Realty Investment Corp.......................     3,333        9,571,734
   Japan Real Estate Investment Corp........................     2,684       23,777,170
   Japan Rental Housing Investments, Inc....................     3,723        1,725,668
   Japan Retail Fund Investment Corp........................     9,347       14,903,137
   Kenedix Realty Investment Corp...........................     1,368        4,769,366
   MID REIT, Inc............................................       802        2,222,279
   Mori Hills REIT Investment Corp..........................       880        3,670,509
   MORI TRUST Sogo REIT, Inc................................       834        7,374,361
   Nippon Accommodations Fund, Inc..........................       883        5,830,607
   Nippon Building Fund, Inc................................     3,044       28,924,593
   Nomura Real Estate Office Fund, Inc......................     1,351        7,844,021
   Nomura Real Estate Residential Fund, Inc.................       644        3,477,849
   ORIX JREIT, Inc..........................................     1,360        6,047,163
  #Premier Investment Corp..................................       886        3,348,074
   Sekisui House SI Investment Co., Ltd.....................       501        2,007,318
   TOKYU REIT, Inc..........................................       734        3,782,698
   Top REIT, Inc............................................       661        3,723,653
   United Urban Investment Corp.............................    10,327       12,167,793
                                                                           ------------
TOTAL JAPAN.................................................                196,367,102
                                                                           ------------
MALAYSIA -- (0.1%)
   Al-'Aqar Healthcare REIT Berhad..........................   114,100           45,647
   Al-Hadharah Boustead REIT Berhad.........................   276,300          162,605
   Amanahraya REIT Berhad...................................    97,900           30,207
   AmFirst REIT Berhad......................................   452,400          179,451
   Axis REIT Berhad.........................................   644,446          570,402
   CapitaMalls Malaysia Trust Berhad........................ 1,167,900          555,722
   Hektar REIT Berhad.......................................   131,300           60,689
   Quill Capita Trust Berhad................................    16,400            6,182
   Starhill REIT Berhad..................................... 1,242,700          390,102
   Tower REIT Berhad........................................    27,500           12,620
                                                                           ------------
TOTAL MALAYSIA..............................................                  2,013,627
                                                                           ------------
NETHERLANDS -- (2.7%)
  #Corio NV.................................................   324,182       14,522,431
   Eurocommercial Properties NV.............................   203,901        7,153,453
  #Nieuwe Steen Investments NV..............................   259,107        2,850,965
  #VastNed Retail NV........................................   101,643        4,995,830
  #Wereldhave NV............................................   113,863        8,012,615
                                                                           ------------
TOTAL NETHERLANDS...........................................                 37,535,294
                                                                           ------------
NEW ZEALAND -- (0.7%)
   AMP NZ Office Trust......................................    24,382           19,342
   Argosy Property, Ltd..................................... 1,996,506        1,371,417
  #Goodman Property Trust................................... 3,843,575        3,268,054
   Kiwi Income Property Trust............................... 3,951,743        3,458,379

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                               SHARES         VALUE++
                                                             ----------     -----------
NEW ZEALAND -- (Continued)
  #Property for Industry, Ltd...............................    528,052     $   505,089
   Vital Healthcare Property Trust..........................    694,674         709,220
                                                                            -----------
TOTAL NEW ZEALAND...........................................                  9,331,501
                                                                            -----------
SINGAPORE -- (6.8%)
   AIMS AMP Capital Industrial REIT.........................    844,400         823,926
   Ascendas India Trust.....................................  2,631,000       1,727,642
   Ascendas REIT............................................  8,946,000      15,007,653
   Ascott Residence Trust...................................  3,477,000       3,142,243
   Cache Logistics Trust....................................  1,029,000         860,090
   Cambridge Industrial Trust...............................  6,230,282       2,717,626
   CapitaCommercial Trust................................... 10,019,000      10,419,954
   CapitaMall Trust......................................... 11,163,300      16,207,559
   CapitaRetail China Trust.................................  2,085,000       2,180,185
   CDL Hospitality Trusts...................................  3,850,000       5,872,011
   First REIT...............................................  2,493,000       1,801,984
  #Fortune REIT, Ltd........................................  1,943,000       1,038,709
   Frasers Centrepoint Trust................................  2,668,000       3,429,408
   Frasers Commercial Trust.................................  2,635,200       1,957,397
   K-REIT Asia..............................................  3,215,150       2,592,350
   Lippo Malls Indonesia Retail Trust.......................  7,291,000       2,413,068
   Mapletree Logistics Trust................................  6,779,430       5,356,627
   Parkway Life REIT........................................  1,945,000       2,903,670
   Saizen REIT..............................................  1,501,000         173,557
   Starhill Global REIT.....................................  6,830,000       3,610,366
   Suntec REIT.............................................. 10,137,000      10,697,822
  *Treasury China Trust.....................................     21,000          23,795
                                                                            -----------
TOTAL SINGAPORE.............................................                 94,957,642
                                                                            -----------
SOUTH AFRICA -- (1.4%)
   Capital Property Fund....................................  4,651,188       5,552,521
   Emira Property Fund......................................  1,966,530       3,162,476
   Fountainhead Property Trust..............................  5,609,126       5,375,462
   SA Corporate Real Estate Fund............................  8,923,882       3,837,896
   Sycom Property Fund......................................    614,076       1,942,209
                                                                            -----------
TOTAL SOUTH AFRICA..........................................                 19,870,564
                                                                            -----------
TAIWAN -- (0.6%)
   Cathay No.1 REIT.........................................  5,797,000       3,580,958
   Cathay No.2 REIT.........................................  2,854,000       1,405,933
   Fubon No.1 REIT..........................................    337,000         196,096
   Fubon No.2 REIT..........................................  2,697,000       1,186,949
   Gallop No.1 REIT.........................................    929,000         397,658
   Shin Kong No.1 REIT......................................  3,048,000       1,327,709
                                                                            -----------
TOTAL TAIWAN................................................                  8,095,303
                                                                            -----------
TURKEY -- (0.6%)
  *Akmerkez Gayrimenkul Yatirim Ortakligi A.S...............     74,969       1,065,734
   Alarko Gayrimenkul Yatirim Ortakligi A.S.................     26,116         304,372
  *Dogus Gayrimenkul Yatirim Ortakligi A.S..................    173,964         151,647
  *Emlak Konut Gayrimenkul Yatirim Ortakligi A.S............  2,832,948       3,727,988
   Is Gayrimenkul Yatirim Ortakligi A.S.....................  1,768,548       1,178,387
   Sinpas Gayrimenkul Yatirim Ortakligi A.S.................  1,258,502         895,955
  *Torunlar Gayrimenkul Yatirim Ortakligi A.S...............    299,779         881,719
  *Vakif Gayrimenkul Yatirim Ortakligi A.S..................    144,145         351,549
                                                                            -----------
TOTAL TURKEY................................................                  8,557,351
                                                                            -----------
UNITED KINGDOM -- (12.8%)
   A & J Mucklow Group P.L.C................................    244,579       1,325,058
   Big Yellow Group P.L.C...................................    602,271       2,897,629

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                               SHARES        VALUE++
                                                             ------------ --------------
UNITED KINGDOM -- (Continued)
   British Land Co. P.L.C...................................    4,251,774 $   33,776,465
   Capital Shopping Centres Group P.L.C.....................    2,824,346     14,901,138
   Derwent London P.L.C.....................................      463,201     13,097,653
   Great Portland Estates P.L.C.............................    1,581,009      9,240,995
   Hammerson P.L.C..........................................    3,630,503     24,612,364
   Hansteen Holdings P.L.C..................................    1,688,367      2,009,750
   Land Securities Group P.L.C..............................    3,988,053     47,096,234
   London & Stamford Property P.L.C.........................    1,189,772      2,143,226
   McKay Securities P.L.C...................................      301,723        634,273
   Metric Property Investments P.L.C........................       43,435         63,097
   Primary Health Properties P.L.C..........................      336,876      1,826,563
   Segro P.L.C..............................................    3,742,802     13,431,660
   Shaftesbury P.L.C........................................    1,159,169      9,623,414
   Town Centre Securities P.L.C.............................           65            203
   Workspace Group P.L.C....................................      459,009      1,681,747
                                                                          --------------
TOTAL UNITED KINGDOM........................................                 178,361,469
                                                                          --------------
TOTAL COMMON STOCKS.........................................               1,214,955,963
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
  *Nieuwe Steen Investments NV Value Retention Warrants.....       90,332             --
                                                                          --------------
                                                               SHARES/
                                                                FACE
                                                               AMOUNT         VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S) @ DFA Short Term Investment Fund........................  180,000,000    180,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $495,493) to be repurchased at $485,780................ $        486        485,777
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 180,485,777
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,374,453,565).........              $1,395,441,740
                                                                          ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
COMMON STOCKS -- (88.7%)
AUSTRALIA -- (5.9%)
   Aditya Birla Minerals, Ltd.......................................................................  3,160,854 $ 2,139,401
  *AED Oil, Ltd.....................................................................................    992,337          --
  *AJ Lucas Group, Ltd..............................................................................    580,036     652,717
  #Alesco Corp., Ltd................................................................................  1,965,343   2,848,270
  *Amadeus Energy, Ltd..............................................................................  1,422,293     332,775
   Amalgamated Holdings, Ltd........................................................................  1,971,336  13,253,421
   Amcom Telecommunications, Ltd....................................................................  1,585,023   1,829,778
 #*Antares Energy, Ltd..............................................................................    469,504     223,492
   AP Eagers, Ltd...................................................................................    103,506   1,561,620
  #APN News & Media, Ltd............................................................................  8,113,831   7,084,872
   Ariadne Australia, Ltd...........................................................................    355,965     136,388
   Ausdrill, Ltd....................................................................................    981,397   4,159,065
   Ausenco, Ltd.....................................................................................      4,072      18,814
   Austal, Ltd......................................................................................    242,466     495,365
  *Australian Agricultural Co., Ltd.................................................................  5,931,553   7,911,538
   Australian Pharmaceutical Industries, Ltd........................................................  3,314,737   1,360,177
   Australian Worldwide Exploration, Ltd............................................................  9,150,390  16,508,527
   Automotive Holdings Group NL.....................................................................    486,830   1,269,600
   AVJennings, Ltd..................................................................................     28,651      10,920
  #Bank of Queensland, Ltd..........................................................................  1,747,595  13,499,348
  *Bannerman Resources, Ltd.........................................................................    967,352     194,741
  #Beach Energy, Ltd................................................................................ 23,748,219  34,412,826
  #Billabong International, Ltd.....................................................................  3,448,796   9,408,586
  *BlueScope Steel, Ltd............................................................................. 30,297,193  12,358,359
 #*Boom Logistics, Ltd..............................................................................  3,978,716   1,114,422
  *Bravura Solutions, Ltd...........................................................................    117,759      17,637
   Breville Group, Ltd..............................................................................  1,946,440   8,922,159
   Brickworks, Ltd..................................................................................    451,091   4,888,160
   BSA, Ltd.........................................................................................    309,985      80,511
  *Calliden Group, Ltd..............................................................................  3,178,668     495,238
 #*Cape Lambert Resources, Ltd......................................................................  7,444,989   3,839,696
 #*Capral, Ltd......................................................................................    199,909      36,185
 #*Carnarvon Petroleum, Ltd.........................................................................     31,648       3,761
  *CDS Technologies, Ltd............................................................................     15,209          --
  *Circadian Technologies, Ltd......................................................................    106,898      55,722
 #*Citigold Corp., Ltd.............................................................................. 11,406,919     793,066
   Clough, Ltd......................................................................................    469,754     394,892
  *Coal of Africa, Ltd..............................................................................    926,247     814,168
  *Coffey International, Ltd........................................................................    476,592     221,530
   Collection House, Ltd............................................................................     24,344      21,222
  *Continental Coal, Ltd............................................................................  2,700,767     544,345
 #*Cooper Energy, Ltd...............................................................................  2,768,712   1,648,437
   Coventry Group, Ltd..............................................................................    578,498   1,720,902
   CSG, Ltd.........................................................................................     38,391      27,056
  #CSR, Ltd.........................................................................................  2,989,274   5,405,992
   Customers, Ltd...................................................................................     45,456      58,046
  *Deep Yellow, Ltd.................................................................................  3,078,407     283,438
   Devine, Ltd......................................................................................  1,477,620   1,024,290
  *Downer EDI, Ltd..................................................................................  4,347,331  16,228,966
 #*Elders, Ltd......................................................................................  9,301,839   2,311,073
   Emeco Holdings, Ltd..............................................................................  9,639,061  10,385,211
 #*Energy Resources of Australia, Ltd...............................................................  2,716,515   4,520,485
  #eServGlobal, Ltd.................................................................................    287,597      87,889
  *Evolution Mining, Ltd............................................................................     41,679      75,850
 #*Fairfax Media, Ltd...............................................................................    240,674     171,746
  #FKP Property Group, Ltd.......................................................................... 15,866,128   8,335,475
  *Forest Enterprises Australia, Ltd................................................................ 10,714,725          --
   Gazal Corp., Ltd.................................................................................     77,721     140,907

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
AUSTRALIA -- (Continued)
  *Geodynamics, Ltd.................................................................................  1,452,857 $   218,012
   Goodman Fielder, Ltd............................................................................. 37,803,693  25,854,769
   GrainCorp, Ltd...................................................................................  2,965,452  28,392,122
  #Grange Resources, Ltd............................................................................  1,665,196   1,028,391
 #*Gunns, Ltd....................................................................................... 15,479,938   2,580,689
  *Hastie Group, Ltd................................................................................    397,079      66,198
  *Heron Resources, Ltd.............................................................................    673,833     109,637
   HFA Holdings, Ltd................................................................................    153,930     126,830
   HGL, Ltd.........................................................................................    553,377     543,730
 #*Hillgrove Resources, Ltd.........................................................................  6,035,163   1,648,699
  #Hills Holdings, Ltd..............................................................................  2,248,233   2,571,115
   iiNet, Ltd.......................................................................................    203,415     666,434
  #Independence Group NL............................................................................    102,154     459,582
  *Indophil Resources NL............................................................................  1,863,584     777,384
  *Infigen Energy, Ltd..............................................................................  4,913,107   1,249,784
   Jetset Travelworld, Ltd..........................................................................      2,910       1,361
   K&S Corp., Ltd...................................................................................    143,354     188,296
 #*Kagara, Ltd...................................................................................... 11,222,734   1,403,222
  *Lednium, Ltd.....................................................................................    438,495      36,551
   Lemarne Corp., Ltd...............................................................................     90,841      68,555
  *Leyshon Resources, Ltd...........................................................................     67,190      14,363
   MacMahon Holdings, Ltd...........................................................................  9,204,959   6,664,846
   Macquarie Telecom Group, Ltd.....................................................................     24,029     236,064
  #MaxiTRANS Industries, Ltd........................................................................  4,471,429   2,373,531
  #McPherson's, Ltd.................................................................................  1,299,269   2,618,351
 #*MEO Australia, Ltd...............................................................................  1,258,809     384,687
  *Mercury Mobility, Ltd............................................................................    540,158       9,568
  *Metals X, Ltd....................................................................................    820,020     178,958
  *Metgasco, Ltd....................................................................................  1,107,533     377,426
   Mincor Resources NL..............................................................................  2,141,336   1,548,314
  *Mineral Deposits, Ltd............................................................................    360,738   2,244,448
  *Mirabela Nickel, Ltd.............................................................................  1,099,529     555,227
 #*Molopo Energy, Ltd...............................................................................  1,648,921   1,165,751
  *Moly Mines, Ltd..................................................................................    240,401      49,925
   Mount Gibson Iron, Ltd...........................................................................  2,121,358   2,422,899
 #*Murchison Metals, Ltd............................................................................    637,700     309,618
   National Can Industries, Ltd.....................................................................     18,850      35,550
  *Nexus Energy, Ltd................................................................................ 15,616,341   3,368,150
  *Norton Gold Fields, Ltd..........................................................................    502,446     120,262
   Nufarm, Ltd......................................................................................  3,033,033  15,437,137
   Oakton, Ltd......................................................................................     60,435      81,628
  *OM Holdings, Ltd.................................................................................    210,973     105,964
   OneSteel, Ltd....................................................................................  3,352,410   4,491,648
  *OPUS Group, Ltd..................................................................................    324,817     253,832
  *Otto Energy, Ltd.................................................................................  1,662,901     189,630
   Pacific Brands, Ltd.............................................................................. 25,649,033  16,362,784
 #*Paladin Energy, Ltd..............................................................................  3,337,426   5,469,739
  *Pan Pacific Petroleum NL.........................................................................    453,105      70,365
  #Panoramic Resources, Ltd.........................................................................  1,153,957   1,292,504
  *PaperlinX, Ltd................................................................................... 11,075,816   1,138,759
  *Payce Consolidated, Ltd..........................................................................    179,001     578,181
 #*Perilya, Ltd.....................................................................................    231,114      92,963
  *Petsec Energy, Ltd...............................................................................    525,398      87,009
  *Photon Group, Ltd................................................................................  8,801,306     440,014
  *Plantcorp NL.....................................................................................     14,403          --
 #*Platinum Australia, Ltd..........................................................................  1,740,063     222,298
  #PMP, Ltd.........................................................................................  6,456,626   3,532,332
  #Premier Investments, Ltd.........................................................................  1,420,320   7,910,285
   Primary Health Care, Ltd......................................................................... 10,019,264  29,426,570
   Prime Media Group, Ltd...........................................................................  2,004,690   1,443,163
   PrimeAg, Ltd.....................................................................................  1,368,347   1,571,111

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
AUSTRALIA -- (Continued)
   Programmed Maintenance Service, Ltd..............................................................  1,618,029 $  4,305,799
   RCR Tomlinson, Ltd...............................................................................    233,922      482,516
   Regional Express Holdings, Ltd...................................................................     21,861       23,384
  *Resolute Mining, Ltd.............................................................................  2,009,917    3,499,788
 #*Resource Generation, Ltd.........................................................................    615,492      248,982
  #Ridley Corp., Ltd................................................................................  8,135,603   10,256,388
  *Roc Oil Co., Ltd.................................................................................  4,111,401    1,700,976
  #Ruralco Holdings, Ltd............................................................................      5,076       17,223
  #Select Harvests, Ltd.............................................................................    178,279      263,433
   Service Stream, Ltd..............................................................................  2,511,496    1,046,204
   Seven Group Holdings, Ltd........................................................................  1,096,690   11,498,707
   Sigma Pharmaceuticals, Ltd....................................................................... 15,720,714   10,821,178
  #Skilled Group, Ltd...............................................................................    675,922    1,715,351
   Southern Cross Media Group, Ltd..................................................................  9,294,292   12,913,183
   Spotless Group, Ltd..............................................................................  2,921,521    7,792,833
  *Straits Resources, Ltd...........................................................................  3,677,497    2,976,853
 #*Strike Resources, Ltd............................................................................    278,159       53,748
  #STW Communications Group, Ltd....................................................................  4,470,988    4,282,726
 #*Sunland Group, Ltd...............................................................................  5,108,129    4,068,769
   Swick Mining Services, Ltd.......................................................................    411,858      144,185
  *Talent2 International, Ltd.......................................................................     49,057       19,584
 #*Tap Oil, Ltd.....................................................................................  5,076,579    4,200,824
  #Tassal Group, Ltd................................................................................  1,541,305    2,372,205
  #Ten Network Holdings, Ltd........................................................................  2,072,807    1,739,275
   TFS Corp., Ltd...................................................................................    143,441       75,220
   Thakral Holdings Group, Ltd...................................................................... 11,336,632    8,859,149
  *Toro Energy, Ltd.................................................................................  2,303,106      184,056
   Transfield Services, Ltd.........................................................................    447,641    1,055,680
  *Transpacific Industries Group, Ltd............................................................... 15,316,699   13,410,541
   Trust Co., Ltd. (The)............................................................................      8,877       48,551
  *Unity Mining, Ltd................................................................................  3,977,975      620,280
  #UXC, Ltd.........................................................................................  5,226,590    3,003,340
  *VDM Group, Ltd...................................................................................    571,638       43,133
  #Village Roadshow, Ltd............................................................................  3,194,788   10,771,302
  *Virgin Australia Holdings, Ltd. (B43DQC7)........................................................ 39,419,376   16,335,091
  *Virgin Australia Holdings, Ltd. (B7L5734)........................................................ 39,419,376      205,365
   Watpac, Ltd......................................................................................    877,519      838,184
   WDS, Ltd.........................................................................................    374,097      232,993
  *WestSide Corp., Ltd..............................................................................      3,381        1,595
   WHK Group, Ltd...................................................................................  3,141,266    2,916,567
                                                                                                                ------------
TOTAL AUSTRALIA.....................................................................................             534,251,453
                                                                                                                ------------
AUSTRIA -- (0.8%)
   Agrana Beteiligungs AG...........................................................................     90,661   10,191,667
   Allgemeine Sparkasse Baugesellschaft AG..........................................................        120       16,281
  *A-TEC Industries AG..............................................................................    202,339           --
  *Austria Technologie & Systemtechnik AG...........................................................     20,001      254,117
  #Flughafen Wien AG................................................................................    183,995    8,195,611
   Frauenthal Holding AG............................................................................     12,631      177,302
  *Intercell AG.....................................................................................    144,868      490,278
 #*Lenzing AG.......................................................................................      7,206      744,319
   Linz Textil Holding AG...........................................................................        212      125,668
   Mayr-Melnhof Karton AG...........................................................................     73,926    7,536,085
   Oberbank AG......................................................................................     39,030    2,459,360
   Strabag SE.......................................................................................    266,935    7,145,187
   Uniqa Versicherungen AG..........................................................................     78,982    1,364,167
  #Wienerberger AG..................................................................................  2,509,358   29,320,060
   Wolford AG.......................................................................................      2,736       84,486
                                                                                                                ------------
TOTAL AUSTRIA.......................................................................................              68,104,588
                                                                                                                ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
BELGIUM -- (0.9%)
   Ackermans & van Haaren NV........................................................................    91,379 $ 7,837,044
  *Agfa-Gevaert NV.................................................................................. 4,035,317   8,831,475
   Banque Nationale de Belgique SA..................................................................     4,183  12,185,014
   Barco NV.........................................................................................    23,808   1,580,523
  #Bekaert NV.......................................................................................    94,641   2,810,878
   Compagnie d'Entreprises SA.......................................................................    20,390   1,176,307
   Compagnie Immobiliere de Belgique SA.............................................................    44,570   1,680,732
   Compagnie Maritime Belge SA......................................................................    54,810   1,276,153
  *Deceuninck NV....................................................................................   692,958   1,045,299
   D'ieteren SA.....................................................................................   216,184   9,544,737
  *Euronav SA.......................................................................................   294,673   2,751,651
   Exmar NV.........................................................................................    22,287     172,512
   Floridienne SA...................................................................................     1,824     242,001
   Gimv NV..........................................................................................    10,832     530,596
  *Ion Beam Applications SA.........................................................................     4,754      31,110
   Jensen-Group NV..................................................................................    45,175     475,572
   Nyrstar NV.......................................................................................   599,799   4,927,521
  *Option NV........................................................................................    66,738      29,879
  *Papeteries Catala SA.............................................................................       188      10,203
  *RealDolmen NV....................................................................................     9,428     218,687
   Recticel SA......................................................................................   451,593   3,557,346
   Roularta Media Group NV..........................................................................    26,844     567,199
  *SAPEC SA.........................................................................................     8,276     409,659
   Sioen Industries NV..............................................................................    99,173     692,315
   Softimat SA......................................................................................    84,632     451,600
   Tessenderlo Chemie NV............................................................................   507,982  16,104,078
   VPK Packaging Group SA...........................................................................       725      28,484
                                                                                                               -----------
TOTAL BELGIUM.......................................................................................            79,168,575
                                                                                                               -----------
CANADA -- (10.3%)
  *20-20 Technologies, Inc..........................................................................     7,700      31,101
  *5N Plus, Inc.....................................................................................   185,953     583,544
   Aastra Technologies, Ltd.........................................................................    68,862   1,283,342
  #Aberdeen International, Inc......................................................................   186,926      96,505
  *Advantage Oil & Gas, Ltd......................................................................... 3,898,265  12,233,256
   Aecon Group, Inc................................................................................. 1,211,781  16,388,515
  #AGF Management, Ltd. Class B.....................................................................   477,769   6,601,758
  *Ainsworth Lumber Co., Ltd........................................................................   609,312     771,008
  *Air Canada Class A...............................................................................   495,474     501,568
   Akita Drilling, Ltd. Class A.....................................................................     9,400      96,108
  *Alexis Minerals Corp.............................................................................   102,198       3,621
   Algoma Central Corp..............................................................................    24,501   2,908,075
   Algonquin Power & Utilities Corp.................................................................   420,688   2,704,225
   Alliance Grain Traders, Inc......................................................................    32,577     440,912
  *Altius Minerals Corp.............................................................................    85,248   1,039,010
   Altus Group, Ltd.................................................................................    27,500     182,340
   Amerigo Resources, Ltd........................................................................... 2,288,094   1,876,151
  *Anderson Energy, Ltd............................................................................. 3,801,698   1,616,352
   Andrew Peller, Ltd. Class A......................................................................    19,200     195,528
  *Angle Energy, Inc................................................................................    65,700     332,540
 #*Antrim Energy, Inc............................................................................... 2,591,096   2,177,061
  *Armtec Infrastructure, Inc.......................................................................    52,627     106,549
   Astral Media, Inc. Class A.......................................................................    10,600     523,857
 #*Atna Resource, Ltd...............................................................................    79,567      99,071
  *Atrium Innovations, Inc..........................................................................   205,968   2,343,554
  *ATS Automation Tooling System, Inc............................................................... 2,186,217  20,825,330
  *Aura Minerals, Inc...............................................................................   274,410     208,339
   AutoCanada, Inc..................................................................................       700       7,511
   AvenEx Energy Corp...............................................................................   424,847   1,660,079
  *AXIA NetMedia Corp...............................................................................    29,865      46,558
 #*Baja Mining Corp................................................................................. 1,282,208     512,701

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
CANADA -- (Continued)
 #*Ballard Power Systems, Inc.......................................................................  2,050,771 $ 2,947,912
  *Bellatrix Exploration, Ltd.......................................................................  1,492,603   6,330,927
  *BioExx Specialty Proteins, Ltd...................................................................    388,500      57,025
  *Boralex, Inc. Class A............................................................................    671,137   5,503,072
  *Brigus Gold Corp.................................................................................    510,895     424,087
  *Brookfield Residential Properties, Inc...........................................................      6,411      73,984
  *C&C Energia, Ltd.................................................................................     10,000      74,505
  *Calmena Energy Services, Inc.....................................................................     15,000       3,796
  *Calvalley Petroleum, Inc. Class A................................................................     69,800     120,119
   Canaccord Financial, Inc. (B01R1T5)..............................................................    618,059   4,880,154
  *Canaccord Financial, Inc. (BoBV8K7)..............................................................    177,531   1,369,649
  *Canada Lithium Corp..............................................................................    184,500     106,458
   Canam Group, Inc. Class A........................................................................    906,846   4,553,278
  *Canfor Corp......................................................................................  2,740,809  30,020,300
  *Cangene Corp.....................................................................................     13,825      22,952
  *Canickel Mining, Ltd.............................................................................    318,172      10,468
   CanWel Building Materials Group, Ltd.............................................................     65,196     165,655
   Capstone Infrastructure Corp.....................................................................    669,918   2,522,746
 #*Capstone Mining Corp.............................................................................  2,952,034   8,815,610
 #*Cardero Resource Corp............................................................................    942,597     858,771
   Cargojet, Inc....................................................................................      2,656      21,778
   Cascades, Inc....................................................................................  2,141,123   9,190,020
  *Cash Store Financial Services, Inc. (The)........................................................      1,800      10,277
   CCL Industries, Inc. Class B.....................................................................    280,117  10,735,668
  *CE Franklin, Ltd.................................................................................        800       7,353
  *Celestica, Inc...................................................................................  4,577,603  41,010,059
  *Cequence Energy, Ltd.............................................................................  1,279,452   2,020,494
 #*China Gold International Resources Corp., Ltd....................................................    351,676   1,598,446
  *Chinook Energy, Inc..............................................................................     63,238      85,141
   Churchill Corp. Class A (The)....................................................................     55,556     799,161
  *CIC Energy Corp..................................................................................     43,983      45,414
  *Clarke, Inc......................................................................................    205,960     871,502
 #*Claude Resources, Inc............................................................................    312,977     281,976
   Colabor Group, Inc...............................................................................    148,890   1,162,061
 #*COM DEV International, Ltd.......................................................................    559,724   1,422,187
  *Compton Petroleum Corp...........................................................................     23,553      37,910
 #*Connacher Oil & Gas, Ltd......................................................................... 10,437,649   9,086,783
 #*Corridor Resources, Inc..........................................................................    115,785      90,251
  *Cott Corp........................................................................................  1,606,739  10,458,401
  *Crew Energy, Inc.................................................................................    783,063   5,548,860
  *Crocotta Energy, Inc.............................................................................    108,360     263,263
 #*Delphi Energy Corp...............................................................................  2,924,410   3,848,492
 #*Denison Mines Corp...............................................................................  7,705,188  14,117,923
  *DHX Media, Ltd...................................................................................     11,600      10,568
   Dorel Industries, Inc. Class B...................................................................    842,000  25,476,925
  *DragonWave, Inc..................................................................................     51,455     204,184
  *Dundee Precious Metals, Inc......................................................................    790,686   6,155,161
  *Dynasty Metals & Mining, Inc.....................................................................      4,528       8,388
  *Eastern Platinum, Ltd............................................................................  3,042,171   1,170,243
   E-L Financial Corp., Ltd.........................................................................      1,025     438,389
 #*Endeavour Mining Corp............................................................................  2,255,902   4,635,806
  #Ensign Energy Services, Inc......................................................................    260,547   3,766,373
  *Epsilon Energy, Ltd..............................................................................     36,700      78,389
  *Equal Energy, Ltd................................................................................    192,073     561,918
   Equitable Group, Inc.............................................................................     44,349   1,298,797
   Essential Energy Services, Ltd...................................................................  1,370,648   3,371,640
   Exco Technologies, Ltd...........................................................................     54,800     288,465
  *Fairborne Energy, Ltd............................................................................  2,264,882   4,195,712
  *Fibrek, Inc......................................................................................    175,668     168,937
  *First Uranium Corp...............................................................................  1,799,502     209,488
  *Flint Energy Services, Ltd.......................................................................    939,815  23,698,731

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
CANADA -- (Continued)
 #*Formation Metals, Inc............................................................................   306,985 $   139,842
  *Fortune Minerals, Ltd............................................................................    95,480      74,424
  *Genesis Land Development Corp....................................................................     8,754      28,800
   Genworth MI Canada, Inc..........................................................................   120,164   2,497,309
   Glacier Media, Inc...............................................................................    16,000      34,823
  *GLG Life Tech Corp...............................................................................    24,267      17,196
  *GLV, Inc. Class A................................................................................   116,349     385,141
 #*Golden Star Resources, Ltd....................................................................... 1,035,631   1,593,520
  *Gran Tierra Energy, Inc..........................................................................   374,868   2,417,279
 #*Great Basin Gold, Ltd............................................................................ 1,543,178   1,077,889
   Groupe Aeroplan, Inc............................................................................. 3,335,633  42,883,575
   Guardian Capital Group, Ltd. Class A.............................................................    14,739     147,039
  *Guide Exploration, Ltd. Class A.................................................................. 2,403,374   4,841,539
  *Hanfeng Evergreen, Inc...........................................................................   733,490   1,863,704
 #*Harry Winston Diamond Corp....................................................................... 1,205,115  17,201,115
 #*Hemisphere GPS, Inc..............................................................................   971,470     776,901
  *Heroux-Devtek, Inc...............................................................................   379,877   3,326,351
  *High River Gold Mines, Ltd.......................................................................   181,273     212,863
   Horizon North Logistics, Inc.....................................................................       714       4,250
   HudBay Minerals, Inc............................................................................. 3,722,539  39,190,571
   Indigo Books & Music, Inc........................................................................       400       3,725
  *Insignia Energy, Ltd.............................................................................   116,524     100,264
  *International Forest Products, Ltd. Class A......................................................   995,217   4,735,051
 #*Intertape Polymer Group, Inc.....................................................................   880,408   4,768,115
 #*Ivanhoe Energy, Inc..............................................................................   304,704     274,522
 #*Jaguar Mining, Inc............................................................................... 1,317,566   3,667,871
  *Katanga Mining, Ltd..............................................................................   151,156     125,472
 #*Kingsway Financial Services, Inc................................................................. 1,216,284     812,621
 #*Lake Shore Gold Corp.............................................................................   123,519     120,037
 #*Laramide Resources, Ltd..........................................................................   270,748     293,264
   Laurentian Bank of Canada........................................................................   707,853  31,550,101
   Le Chateau, Inc. Class A.........................................................................    11,700      16,345
  *Legacy Oil & Gas, Inc............................................................................ 2,623,622  22,893,781
   Leisureworld Senior Care Corp....................................................................    38,026     465,774
   Linamar Corp..................................................................................... 1,007,479  19,918,069
   Liquor Stores N.A., Ltd..........................................................................    62,635   1,127,348
  *March Networks Corp..............................................................................    53,266     269,606
  *Martinrea International, Inc..................................................................... 1,382,931  13,005,445
  *Maxim Power Corp.................................................................................     3,832       9,038
 #*Mega Uranium, Ltd................................................................................ 3,230,441     752,140
   Melcor Developments, Ltd.........................................................................    10,445     161,774
 #*Mercator Minerals, Ltd........................................................................... 1,315,744   1,584,993
  *MGM Energy Corp..................................................................................   118,477      23,087
  *Migao Corp.......................................................................................   879,655   2,511,137
  *Miranda Technologies, Inc........................................................................   100,076   1,217,709
   Mullen Group, Ltd................................................................................   706,471  15,304,428
   Newalta Corp.....................................................................................   911,742  13,041,367
 #*Norbord, Inc.....................................................................................    30,303     349,396
   Nordion, Inc.....................................................................................   949,412   8,669,025
 #*Nuvista Energy, Ltd.............................................................................. 2,019,328   6,418,677
  *OceanaGold Corp.................................................................................. 4,613,406  10,647,938
  *Open Range Energy Corp...........................................................................   824,444   1,001,501
  *Oromin Explorations, Ltd.........................................................................       500         375
 #*Orvana Minerals Corp.............................................................................    25,811      23,516
  *Pace Oil & Gas, Ltd..............................................................................   626,722   2,981,823
  *Patheon, Inc.....................................................................................    27,477      60,915
  *Perpetual Energy, Inc............................................................................    93,400      67,130
   PetroBakken Energy, Ltd. Class A.................................................................   408,505   5,913,470
  *Petrobank Energy & Resources, Ltd................................................................ 2,233,989  32,022,356
  *Phoscan Chemical Corp............................................................................ 3,139,609   1,048,814
  *Polaris Miner Corp...............................................................................    19,500      10,067

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CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
CANADA -- (Continued)
   Poseidon Concepts Corp...........................................................................    728,726 $  9,464,549
  *Primero Mining Corp..............................................................................    701,370    1,931,190
   Progress Energy Resources Corp...................................................................    522,464    5,749,034
   Pulse Seismic, Inc...............................................................................    923,288    2,046,870
  *QLT, Inc.........................................................................................  1,077,170    7,142,242
 #*Questerre Energy Corp............................................................................    636,577      560,634
 #*Ram Power Corp...................................................................................  1,161,374      387,967
  *RMP Energy, Inc..................................................................................  2,190,682    4,213,490
  *Rock Energy, Inc.................................................................................     95,800      153,226
   RONA, Inc........................................................................................  3,110,210   33,373,717
 #*Savanna Energy Services Corp.....................................................................  1,963,746   15,187,548
   Sherritt International Corp......................................................................  6,804,683   38,919,329
  *Shore Gold, Inc..................................................................................  3,984,970    1,089,175
  *Sierra Wireless, Inc.............................................................................    846,527    5,758,629
  *Silver Standard Resources, Inc...................................................................    681,030    9,837,828
  *Softchoice Corp..................................................................................      1,000       13,545
  *Sonde Resources Corp.............................................................................    442,934    1,053,697
 #*Sprott Resource Corp.............................................................................  1,754,716    7,318,348
   Sprott Resource Lending Corp.....................................................................  3,210,742    4,940,353
  *St. Andrew Goldfields, Ltd.......................................................................    128,000       51,830
 #*Stornoway Diamond Corp...........................................................................    208,713      183,814
  *SunOpta, Inc.....................................................................................     64,669      379,693
   Superior Plus Corp...............................................................................    434,859    3,270,742
  *Taseko Mines, Ltd................................................................................    137,442      475,833
  *Tembec, Inc......................................................................................    557,799    1,705,272
  *Teranga Gold Corp................................................................................  1,037,377    2,367,264
  *Terra Energy Corp................................................................................    154,541       61,012
  *Tethys Petroleum, Ltd............................................................................     91,562       81,566
 #*Thompson Creek Metals Co., Inc...................................................................  3,726,582   22,219,535
  *TLC Vision Corp..................................................................................    829,259           --
   Torstar Corp. Class B............................................................................    345,053    3,583,787
  #Transcontinental, Inc. Class A...................................................................  1,564,710   18,310,520
   Trinidad Drilling, Ltd...........................................................................  2,991,070   19,378,294
  *Tuscany International Drilling, Inc..............................................................     54,582       38,677
   Twin Butte Energy, Ltd...........................................................................  1,206,180    3,345,582
  *UEX Corp.........................................................................................    569,815      403,776
   Uni-Select, Inc..................................................................................      6,971      203,093
  *Uranium One, Inc.................................................................................    893,912    2,597,082
  *Ur-Energy, Inc...................................................................................    190,230      206,050
   Valener, Inc.....................................................................................    182,792    2,783,005
   Vero Energy, Inc.................................................................................  1,150,981    3,075,963
  *Vitran Corp., Inc................................................................................      3,873       33,012
  #West Fraser Timber Co., Ltd......................................................................    758,023   33,325,848
  *Westaim Corp.....................................................................................    200,184      135,773
  *Western Forest Products, Inc.....................................................................    138,983      129,437
  *Westfire Energy, Ltd.............................................................................    476,624    2,484,804
   Westjet Airlines, Ltd............................................................................    100,365    1,429,504
   Whistler Blackcomb Holdings, Inc.................................................................     18,397      201,131
   Winpak, Ltd......................................................................................        756       11,678
  *Xceed Mortgage Corp..............................................................................     18,100       27,850
  *Xtreme Drilling and Coil Services Corp...........................................................    144,854      469,234
   ZCL Composite, Inc...............................................................................      1,500        5,542
                                                                                                                ------------
TOTAL CANADA........................................................................................             934,508,863
                                                                                                                ------------
CHINA -- (0.0%)
   Shougang Concord Century Holdings, Ltd...........................................................    750,115       31,408
  *Sino-i Technology, Ltd........................................................................... 34,825,436      126,445
                                                                                                                ------------
TOTAL CHINA.........................................................................................                 157,853
                                                                                                                ------------
DENMARK -- (0.6%)
  *Aktieselskabet Skjern Bank A.S...................................................................      1,530       23,952

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

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
DENMARK -- (Continued)
  *Alm. Brand A.S................................................................................... 1,726,628 $ 3,472,576
  *Amagerbanken A.S................................................................................. 3,187,349          --
  *Andersen & Martini A.S. Series B.................................................................     1,178      10,480
   Auriga Industries A.S. Series B..................................................................    30,683     406,671
   Brodrene Hartmann A.S. Series B..................................................................    58,265   1,126,463
  *Brondbyernes IF Fodbold A.S. Series B............................................................    43,511     115,333
   D/S Norden A.S...................................................................................   594,980  16,886,261
  *Dalhoff Larsen & Horneman A.S....................................................................    86,267      94,510
   DFDS A.S.........................................................................................    84,456   4,897,928
  *Djursland Bank A.S...............................................................................     6,785     155,683
   East Asiatic Co., Ltd. A.S.......................................................................    90,394   2,487,880
  *Fionia Holding A.S...............................................................................    24,036          --
  *Fjordbank Mors A.S...............................................................................       768       1,776
  *GPV Industri A.S. Series B.......................................................................     6,000      32,027
  *H&H International A.S. Series B..................................................................    61,273     441,104
   Harboes Bryggeri A.S.............................................................................    20,575     328,017
   Hojgaard Holding A.S. Series B...................................................................    15,113     271,564
  *Jyske Bank A.S...................................................................................   135,117   4,233,817
   Lan & Spar Bank A.S..............................................................................     5,706     281,229
  *Mons Bank A.S....................................................................................     1,926      34,018
  *NeuroSearch A.S..................................................................................    36,070      67,222
  *Newcap Holding A.S...............................................................................   161,058      18,376
   Nordjyske Bank A.S...............................................................................    13,580     164,242
  #Norresundby Bank A.S.............................................................................     5,455     143,730
  *Ostjydsk Bank A.S................................................................................       104       4,909
   Per Aarsleff A.S. Series B.......................................................................    35,154   2,729,793
  *Salling Bank A.S.................................................................................       344      15,634
  *Sanistal A.S. Series B...........................................................................     2,617      31,716
   Schouw & Co. A.S.................................................................................   310,773   7,052,132
 #*Sjaelso Gruppen A.S..............................................................................    46,657      27,988
  *Spar Nord Bank A.S...............................................................................    94,054     398,490
  *Sparekassen Faaborg A.S..........................................................................     3,017     136,965
  *Sydbank A.S......................................................................................   151,499   2,634,843
 #*TK Development A.S...............................................................................   448,842   1,199,390
  *TopoTarget A.S...................................................................................   820,294     411,860
  *Torm A.S.........................................................................................   769,136     281,498
 #*Vestas Wind Systems A.S..........................................................................   676,564   5,963,276
  *Vestjysk Bank A.S................................................................................   134,899     382,936
                                                                                                               -----------
TOTAL DENMARK.......................................................................................            56,966,289
                                                                                                               -----------
FINLAND -- (2.4%)
  *Ahlstrom Oyj.....................................................................................    48,896     883,308
  *Aktia Oyj Series A...............................................................................     5,848      40,929
  *Alandsbanken AB Series A.........................................................................     5,030      98,559
   Amer Sports Oyj..................................................................................   289,573   4,119,997
  #Atria P.L.C......................................................................................    83,204     664,948
   Cargotec Oyj Series B............................................................................       406      13,980
  *Componenta Oyj...................................................................................    87,163     408,934
   Comptel P.L.C....................................................................................    24,922      19,461
   Cramo Oyj........................................................................................   204,757   3,139,697
   Digia P.L.C......................................................................................    44,675     168,243
   Efore Oyj........................................................................................    67,112      67,488
  *Elcoteq SE.......................................................................................   305,366          --
  *Elektrobit Corp. Oyj.............................................................................    13,484      11,576
   eQ P.L.C.........................................................................................   189,925     455,903
  *Finnair Oyj...................................................................................... 1,042,727   3,007,562
  *Finnlines Oyj....................................................................................   614,000   5,687,798
   Fiskars Oyj Abp..................................................................................   128,150   2,740,852
  #HKScan Oyj Series A..............................................................................   360,016   2,087,027
  #Huhtamaki Oyj.................................................................................... 1,928,287  30,602,569
  #Kemira Oyj....................................................................................... 1,975,229  25,065,611

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
FINLAND -- (Continued)
  #Kesko Oyj Series B...............................................................................     60,358 $  1,614,415
  #Laennen Tehtaat Oyj..............................................................................     64,219    1,209,125
   Lemminkainen Oyj.................................................................................     87,798    2,225,521
 #*Mesta Board Oyj..................................................................................  4,302,176   11,836,889
  *Neo Industrial Oyj...............................................................................      5,000       13,242
   Neste Oil Oyj....................................................................................    766,770    9,073,416
   Okmetic Oyj......................................................................................    307,809    2,246,354
   Oriola-KD Oyj Series B...........................................................................    381,291      920,616
 #*Outokumpu Oyj.................................................................................... 24,037,488   39,106,313
  #Pohjola Bank P.L.C. Series A.....................................................................  3,275,771   35,253,899
   Raisio P.L.C. Series V...........................................................................  1,514,029    4,872,204
  #Rautaruukki Oyj Series K.........................................................................  1,850,029   17,445,071
   Raute Oyj Series A...............................................................................        200        2,335
  *Ruukki Group Oyj.................................................................................        996        1,119
   Saga Furs Oyj....................................................................................     17,498      373,501
 #*Sanoma Oyj.......................................................................................    405,525    4,240,604
  *Scanfil P.L.C....................................................................................     11,900       11,814
   Sievi Capital P.L.C..............................................................................     11,900       16,526
   SRV Group P.L.C..................................................................................        295        1,662
 #*Stonesoft Oyj....................................................................................     91,874      170,198
  *Tecnomen Lifetree Oyj............................................................................  1,196,926      539,189
  #Tieto Oyj........................................................................................     43,278      762,133
   Tikkurila Oyj....................................................................................    308,887    6,274,947
   Viking Line Abp..................................................................................     16,636      419,680
                                                                                                                ------------
TOTAL FINLAND.......................................................................................             217,915,215
                                                                                                                ------------
FRANCE -- (3.4%)
 #*Air France-KLM...................................................................................  1,709,924    8,217,107
  *Altamir Amboise SA...............................................................................     39,830      356,370
 #*Altran Technologies SA...........................................................................    269,370    1,586,048
   Arkema SA........................................................................................    368,577   32,688,683
   AtoS SA..........................................................................................     41,202    2,655,079
   Aubay SA.........................................................................................     68,462      443,552
   Bonduelle SCA....................................................................................     50,242    4,842,875
   Bongrain SA......................................................................................    139,659    8,875,592
  *Boursorama SA....................................................................................     40,791      291,946
   Burelle SA.......................................................................................     11,385    3,058,948
   Cegedim SA.......................................................................................      2,865       93,213
   Cegid Group......................................................................................     27,478      549,152
   Cie des Alpes....................................................................................      7,406      149,797
  *Cie Generale de Geophysique--Veritas SA..........................................................    223,876    6,420,258
  #Ciments Francais SA..............................................................................     44,294    2,839,681
  *Club Mediterranee SA.............................................................................    405,325    7,772,992
   Damartex SA......................................................................................        800       16,153
  *Devoteam SA......................................................................................      1,460       22,987
  *Eiffage SA.......................................................................................     59,361    2,020,752
   Esso SA Francaise................................................................................     25,454    2,102,733
   Establissements Maurel et Prom SA................................................................     13,631      227,013
  *Etam Developpement SA............................................................................     39,551      668,661
   Euler Hermes SA..................................................................................     21,057    1,492,305
   Fleury Michon SA.................................................................................     17,956      741,778
   Fromageries Bel SA...............................................................................      3,849      956,185
  *Gascogne SA......................................................................................     20,712      469,586
   Gaumont SA.......................................................................................     22,166    1,336,919
   Gevelot SA.......................................................................................      4,329      338,620
 #*GFI Informatique SA..............................................................................    920,205    3,714,382
   GL Events SA.....................................................................................      5,994      133,884
  *Groupe Crit SA...................................................................................      3,917       75,214
   Groupe Flo SA....................................................................................     41,837      218,756
   Groupe Guillin SA................................................................................        480       33,070
 #*Groupe Partouche SA..............................................................................    151,441      264,126

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
FRANCE -- (Continued)
  #Groupe Steria SCA................................................................................   532,777 $ 10,549,660
  *Guerbet SA.......................................................................................    11,535    1,045,518
  *Haulotte Group SA................................................................................    24,783      264,012
   Havas SA......................................................................................... 6,856,139   38,806,544
 #*Hi-Media SA......................................................................................   104,057      318,367
  *Idsud SA.........................................................................................     2,129       64,210
  *Immobiliere et Hoteliere SA......................................................................    27,700       47,300
  *Jacquet Metal Service SA.........................................................................   198,308    2,742,725
   Korian SA........................................................................................     5,513       88,954
  *Lafuma SA........................................................................................    19,648      495,000
   Lisi SA..........................................................................................    52,568    3,934,285
   Manutan International SA.........................................................................    23,043      983,807
  *Maurel & Prom Nigeria SA.........................................................................    13,631       37,891
  *Medica SA........................................................................................    89,905    1,390,423
   Mersen SA........................................................................................    85,302    2,827,395
   MGI Coutier SA...................................................................................    10,254      470,227
   Montupet SA......................................................................................   157,019    1,047,348
  #Mr. Bricolage SA.................................................................................   114,871    1,580,379
   Nexans SA........................................................................................   580,149   29,076,437
   Nexity SA........................................................................................   415,872   11,842,962
 #*NicOx SA.........................................................................................   138,960      437,798
  #Oeneo SA.........................................................................................    68,468      208,756
 #*Orco Property Group SA...........................................................................     8,452       37,202
   Osiatis SA.......................................................................................     1,618       12,886
   Paris Orleans SA.................................................................................     4,188       93,826
  #Pierre & Vacances SA.............................................................................    80,099    2,381,969
   Plastic Omnium SA................................................................................   399,190   10,442,012
   Plastivaloire SA.................................................................................    32,225      690,769
   PSB Industries SA................................................................................    14,760      507,602
   Rallye SA........................................................................................   476,593   15,915,974
  *Recylex SA.......................................................................................    49,433      156,385
   Remy Cointreau SA................................................................................    98,849   11,023,679
   Rexel SA.........................................................................................    89,059    1,863,274
   Robertet SA......................................................................................     1,038      164,974
   Rougier SA.......................................................................................     9,900      365,277
  *SA des Ciments Vicat.............................................................................     6,794      390,398
   Sabeton SA.......................................................................................    18,460      327,565
   SAM SA...........................................................................................       600       33,651
   Samse SA.........................................................................................       243       19,428
 #*Seche Environnement SA...........................................................................    12,963      468,681
   Securidev SA.....................................................................................    16,908      704,671
  #Sequana SA.......................................................................................   412,531    1,924,167
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA..........................................       312       93,681
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA..................................    70,232    3,599,266
 #*Soitec SA........................................................................................ 2,045,557    8,668,357
 #*Spir Communication SA............................................................................    29,023      744,866
 #*Ste Industrielle d'Aviation Latecoere SA.........................................................   134,088    1,801,004
  *Sword Group SA...................................................................................    34,429      565,360
  *Technicolor SA................................................................................... 1,893,726    4,009,312
   Teleperformance SA...............................................................................   511,827   13,715,164
 #*Theolia SA....................................................................................... 1,856,139    2,115,742
  *Tivoly SA........................................................................................     1,755       34,811
  #Tonnellerie Francois Freres SA...................................................................     5,958      238,854
   Touax SA.........................................................................................       280        8,748
   Trigano SA.......................................................................................   122,543    1,807,556
  *UbiSoft Entertainment SA.........................................................................   748,130    5,157,240
   Valeo SA.........................................................................................   221,231   10,879,715
   Vilmorin & Cie SA................................................................................    17,874    1,929,133
   Vranken Pommery Monopole SA......................................................................    67,036    2,120,634
                                                                                                               ------------
TOTAL FRANCE........................................................................................            308,948,248
                                                                                                               ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
GERMANY -- (4.7%)
  #A.S. Creation Tapeton AG.........................................................................    21,970 $   784,467
  *AAP Implantate AG................................................................................    56,141      56,644
  *Aareal Bank AG...................................................................................   992,472  19,169,071
  *ADVA AG Optical Networking.......................................................................     2,160      15,561
  *Air Berlin AG....................................................................................   213,875     576,149
  *Allgeier Holding AG..............................................................................       534       8,670
   Analytik Jena AG.................................................................................    89,486   1,364,218
  *Andreae-Noris Zahn AG............................................................................    37,245   1,370,087
  *Asian Bamboo AG..................................................................................   105,901   1,564,097
   AUGUSTA Technologie AG...........................................................................    93,028   2,925,241
   Aurubis AG....................................................................................... 1,045,010  58,162,017
   Baader Bank AG...................................................................................   431,764   1,307,141
 #*Balda AG.........................................................................................   543,138   4,097,057
  *Bauer AG.........................................................................................   104,703   2,585,147
  #BayWa AG.........................................................................................    29,796   1,087,266
   Bechtle AG.......................................................................................    97,610   4,396,685
  *Beta Systems Software AG.........................................................................    58,306     141,752
   Bilfinger Berger SE..............................................................................   692,750  63,380,996
   Biotest AG.......................................................................................    51,937   3,252,113
  *Borussia Dortmund GmbH & Co. KGaA................................................................   245,844     813,918
  *CAT Oil AG.......................................................................................    18,364     153,207
 #*Celesio AG.......................................................................................   201,848   3,480,871
   Centrotherm Photovoltaics AG.....................................................................   129,771   1,347,015
   Comdirect Bank AG................................................................................   330,778   3,783,385
 #*Conergy AG.......................................................................................   599,302     373,089
  *Constantin Medien AG.............................................................................   155,268     346,173
   CropEnergies AG..................................................................................    18,709     119,979
   DAB Bank AG......................................................................................    23,533     110,644
   Data Modul AG....................................................................................    23,204     465,458
  *DEAG Deutsche Entertainment AG...................................................................   183,824     643,987
  #Deufol AG........................................................................................   402,015     503,084
   Deutsche Beteiligungs AG.........................................................................     6,406     142,288
  *Deutz AG.........................................................................................   597,385   4,239,800
   Dierig Holding AG................................................................................     8,250     126,678
   Dr. Hoenle AG....................................................................................    17,441     247,530
  #Duerr AG.........................................................................................   138,957   8,782,405
   DVB Bank SE......................................................................................   155,010   4,803,796
   Eckert & Ziegler AG..............................................................................    53,699   1,755,971
   Elmos Semiconductor AG...........................................................................   110,569   1,241,663
  *Energiekontor AG.................................................................................   110,951     747,568
  *Euromicron AG....................................................................................       438      12,338
  *First Sensor AG..................................................................................     4,788      62,631
   Freenet AG.......................................................................................   672,080  11,688,606
  *Gesco AG.........................................................................................     3,170     265,164
   GFT Technologies AG..............................................................................   333,736   1,380,184
  *Gildemeister AG..................................................................................   920,960  18,871,022
  *Grammer AG.......................................................................................   206,577   4,393,465
 #*Heidelberger Druckmaschinen AG................................................................... 4,514,182   7,892,053
   Hoeft & Wessel AG................................................................................    60,504     189,038
  *Homag Group AG...................................................................................     7,319      98,651
  #Indus Holding AG.................................................................................    65,850   2,052,400
   Isra Vision Systems AG...........................................................................    43,391   1,038,472
 #*IVG Immobilien AG................................................................................ 1,961,400   4,543,103
  *Jenoptik AG......................................................................................   885,067   7,289,576
  *Joyou AG.........................................................................................    13,119     155,408
  *Kampa AG.........................................................................................    31,214         992
   Kloeckner & Co. SE............................................................................... 2,394,335  32,587,274
   Koenig & Bauer AG................................................................................    13,424     219,477
  #Kontron AG.......................................................................................   694,443   5,029,955
   Krones AG........................................................................................    56,096   3,108,510
   KSB AG...........................................................................................     6,000   3,796,541

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
GERMANY -- (Continued)
   KWS Saat AG......................................................................................    21,535 $  5,746,085
   Lanxess AG.......................................................................................       114        9,076
  #Leifheit AG......................................................................................    56,759    1,867,169
   Leoni AG.........................................................................................   115,707    5,946,292
  *Loewe AG.........................................................................................    63,193      356,044
  *M & S Elektronik AG..............................................................................    19,600          234
  *Mannheimer AG Holding............................................................................    10,000       50,300
  *Manz AG..........................................................................................    31,831      980,200
   Mediclin AG......................................................................................   845,838    4,030,679
  *Medigene AG......................................................................................    32,415       63,685
  *Mosaic Software AG...............................................................................    12,800          508
  *Nexus AG.........................................................................................   230,754    2,565,146
  *Norddeutsche Steingut AG.........................................................................     8,917      113,857
  *Nordex SE........................................................................................   721,671    3,210,292
   Nordwest Handel AG...............................................................................    11,313      185,623
  *Patrizia Immobilien AG...........................................................................    95,943      621,884
  *Pfleiderer AG.................................................................................... 1,009,307      205,823
  *Phoenix Solar AG.................................................................................        58           80
   PNE Wind AG......................................................................................   137,107      292,702
   Praktiker AG..................................................................................... 1,426,923    3,196,649
   Progress-Werk Oberkirch AG.......................................................................     1,159       61,770
  *Q-Cells SE.......................................................................................   745,058      134,303
  *REALTECH AG......................................................................................    28,079      227,626
   Rheinmetall AG...................................................................................   409,598   23,016,984
  *Rohwedder AG.....................................................................................    44,910        7,847
   Ruecker AG.......................................................................................    23,598      406,210
  *SAF-Holland SA...................................................................................   197,188    1,659,634
 #*Singulus Technologies AG......................................................................... 1,142,004    3,704,841
   Sixt AG..........................................................................................   262,118    5,445,389
  *SKW Stahl-Metallurgie Holding AG.................................................................    27,637      530,814
  *Sky Deutschland AG...............................................................................   717,364    1,836,849
  #Solarworld AG.................................................................................... 1,454,456    3,067,262
 #*Solon SE.........................................................................................   108,896       11,704
  *Stoehr & Co. AG..................................................................................    44,310      103,124
   Suedzucker AG....................................................................................    63,447    1,932,084
  *Suss Microtec AG.................................................................................   343,055    4,773,459
   Syzygy AG........................................................................................   148,692      693,950
  *TAG Immobilien AG................................................................................   724,344    7,193,281
  *Technotrans AG...................................................................................    45,083      308,170
  *Textilgruppe Hof AG..............................................................................    22,530      196,586
  *Tipp24 SE........................................................................................     1,553       88,223
 #*TUI AG........................................................................................... 3,300,302   24,135,491
   UMS United Medical Systems International AG......................................................    64,413      677,783
   UmweltBank AG....................................................................................    23,905      819,488
  *Verbio AG........................................................................................   155,402      598,191
  *Vestcorp AG......................................................................................   133,777      104,585
  *Vivacon AG.......................................................................................   207,452      205,958
   VTG AG...........................................................................................    31,285      566,700
   Wacker Neuson SE.................................................................................   372,514    6,153,222
   Washtec AG.......................................................................................       147        1,778
   Westag & Getalit AG..............................................................................    10,446      233,099
   Wuerttembergische Lebensversicherung AG..........................................................    14,461      290,820
   Wuerttembergische Metallwarenfabrik AG...........................................................    80,490    4,135,772
  *Zapf Creation AG.................................................................................     2,599        2,752
                                                                                                               ------------
TOTAL GERMANY.......................................................................................            427,915,825
                                                                                                               ------------
GREECE -- (0.3%)
  *Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products..................   173,961        9,441
  *Alco Hellas ABEE S.A.............................................................................     6,290        2,469
  *Alpha Bank A.E................................................................................... 3,276,006    4,596,886
  *Anek Lines S.A...................................................................................   934,003      119,845

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
GREECE -- (Continued)
  *Athens Medical Center S.A........................................................................    103,286 $    31,341
  *Atlantic Supermarkets S.A........................................................................    129,593      13,723
  *Atti-Kat S.A.....................................................................................  1,024,038      54,450
  *Bank of Cyprus Public Co., Ltd...................................................................  2,896,576   1,726,536
  *Bitros Holdings S.A..............................................................................      8,817       5,249
  *EFG Eurobank Ergasias S.A........................................................................  1,088,125     866,588
   Ellaktor S.A.....................................................................................    688,872   1,122,490
  *Elval--Hellenic Aluminium Industry S.A...........................................................     22,597      33,215
  *Ergas S.A........................................................................................    104,948      19,449
  *ETEM S.A.........................................................................................     38,820      11,023
  *Etma Rayon S.A...................................................................................     39,176      73,119
  *Forthnet S.A.....................................................................................    389,355      61,221
   GEK Terna S.A....................................................................................    596,678     655,315
  *Halkor S.A.......................................................................................    138,930      77,012
  *Hellenic Cables S.A..............................................................................     91,107     150,508
  *Hellenic Sugar Industry S.A......................................................................      2,477       2,526
   Inform P. Lykos S.A..............................................................................     27,351      29,444
  *Intracom Holdings S.A............................................................................  1,964,092     418,578
  *Intracom Technical & Steel Constructions S.A.....................................................      1,289         788
   J&P-Avax S.A.....................................................................................    100,806     118,491
   Karatzis S.A.....................................................................................     15,860      39,448
  *Kathimerini Publishing S.A.......................................................................     69,790      48,390
   Loulis Mills S.A.................................................................................     99,356     157,971
  *Marfin Investment Group Holdings S.A.............................................................  9,516,845   3,728,482
  *Marfin Popular Bank S.A.......................................................................... 12,845,009   3,437,090
  *Michaniki S.A....................................................................................  1,434,191     322,953
  *National Bank of Greece S.A......................................................................    857,450   1,913,094
 #*National Bank of Greece S.A. ADR.................................................................    152,448     347,581
  *Nirefs Acquaculture S.A..........................................................................    204,948     124,952
  *Pegasus Publishing S.A...........................................................................    217,030     113,206
  *Piraeus Bank S.A.................................................................................  7,431,952   2,555,481
  *Proton Bank S.A..................................................................................    755,752          --
  *Real Estate Development & Services S.A...........................................................    127,940      73,824
   S&B Industrial Minerals S.A......................................................................    137,495     899,453
  *Sanyo Hellas S.A.................................................................................    458,186      12,130
  *Selected Textile S.A.............................................................................    125,895      88,201
  *Sfakianakis S.A..................................................................................     11,719      12,884
  *Sidenor Steel Products Manufacturing Co. S.A.....................................................     99,668     122,006
  *T Bank S.A.......................................................................................  1,210,617      76,920
  *Technical Olympic S.A............................................................................    243,263     373,307
  *Teletypos S.A. Mega Channel......................................................................     13,306       4,585
  *Themeliodomi S.A.................................................................................    140,360      68,744
   Thrace Plastics Co. S.A..........................................................................     81,953      56,397
  *TT Hellenic Postbank S.A.........................................................................     70,453      37,328
  *Viohalco Hellenic Copper and Aluminum Industry S.A...............................................    166,716     679,893
  *Vioter S.A.......................................................................................    174,332      22,707
                                                                                                                -----------
TOTAL GREECE........................................................................................             25,516,734
                                                                                                                -----------
HONG KONG -- (2.0%)
   Allan International Holdings, Ltd................................................................     24,000       6,423
   Allied Group, Ltd................................................................................  2,157,000   4,930,448
   Allied Properties (H.K.), Ltd.................................................................... 40,152,372   5,262,851
  *Apac Resources, Ltd.............................................................................. 12,720,000     538,724
  *Apollo Solar Energy Technology Holdings, Ltd..................................................... 20,904,000     575,720
   APT Satellite Holdings, Ltd......................................................................  2,301,750     675,523
   Asia Financial Holdings, Ltd.....................................................................  4,080,106   1,489,569
   Asia Standard Hotel Group, Ltd...................................................................  2,275,800     205,246
   Asia Standard International Group, Ltd...........................................................  2,840,000     461,218
   Associated International Hotels, Ltd.............................................................  1,683,000   3,576,253
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..................................................  3,480,000      35,291
  *Bel Global Resources Holdings, Ltd............................................................... 16,756,000     306,671

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES      VALUE++
                                                                                                     ----------- -----------
HONG KONG -- (Continued)
  *Burwill Holdings, Ltd............................................................................   3,410,000 $    58,393
   CCT Telecom Holdings, Ltd........................................................................     140,000      13,055
   Century City International Holdings, Ltd.........................................................  31,035,300   2,191,799
  *Century Sunshine Group Holdings, Ltd.............................................................   5,740,000     185,100
   Champion Technology Holdings, Ltd................................................................ 120,023,689   1,575,802
   Chen Hsong Holdings, Ltd.........................................................................   1,338,000     447,038
   Cheuk Nang Holdings, Ltd.........................................................................   4,083,926   1,641,913
   Chevalier International Holdings, Ltd............................................................   2,406,491   2,537,119
  *China Billion Resources, Ltd.....................................................................  64,707,136          --
  *China Energy Development Holdings, Ltd...........................................................   7,744,000      92,095
   China Motor Bus Co., Ltd.........................................................................      38,600     300,897
  *China Ocean Shipbuilding Industry Group, Ltd.....................................................   8,146,000      73,193
  *China Renji Medical Group, Ltd................................................................... 166,994,000          --
  *China Yunnan Tin Minerals Group Co., Ltd.........................................................   1,562,903      64,303
   Chinney Investments, Ltd.........................................................................   1,924,000     232,852
   Chong Hing Bank, Ltd.............................................................................     425,000     769,068
   Chuang's China Investments, Ltd..................................................................  21,028,000   1,126,009
   Chuang's Consortium International, Ltd...........................................................  20,977,773   2,156,309
  *Chun Wo Development Holdings, Ltd................................................................   6,931,143     383,093
  *Continental Holdings, Ltd........................................................................   1,250,000      15,788
   Cosmos Machinery Enterprises, Ltd................................................................     727,400      46,135
   CSI Properties, Ltd..............................................................................  60,715,476   2,467,325
  *CST Mining Group, Ltd............................................................................  24,752,000     384,428
  *Dan Form Holdings Co., Ltd.......................................................................  19,223,896   2,616,079
  *Dejin Resources Group Co., Ltd...................................................................  46,044,000     194,264
   DVN Holdings, Ltd................................................................................   7,288,609     257,738
   Easyknit International Holdings, Ltd.............................................................     141,344      63,652
   Emperor International Holdings, Ltd..............................................................  26,934,333   4,841,430
  *EPI Holdings, Ltd................................................................................  26,926,388     628,429
  *eSun Holdings, Ltd...............................................................................  12,642,400   1,737,790
  *Ezcom Holdings, Ltd..............................................................................      67,280         416
   Far East Consortium International, Ltd...........................................................   5,123,260     935,593
  *First Natural Foods Holdings, Ltd................................................................   6,810,000          --
   Fountain SET Holdings, Ltd.......................................................................  13,558,000   1,706,548
  *Frasers Property China, Ltd......................................................................  41,172,000   1,008,253
   Get Nice Holdings, Ltd...........................................................................  73,496,000   3,211,371
   Gold Peak Industries Holding, Ltd................................................................   7,170,907     715,290
   Golden Resources Development International, Ltd..................................................  11,811,000     568,060
  *Grande Holdings, Ltd.............................................................................   3,082,000     162,866
   Great Eagle Holdings, Ltd........................................................................   3,454,159  10,144,693
   Guangnan Holdings, Ltd...........................................................................     808,000     117,574
 #*Hang Fung Gold Technology, Ltd...................................................................  10,027,108          --
   Hanny Holdings, Ltd..............................................................................   4,022,491     108,980
   Harbour Centre Development, Ltd..................................................................   2,295,000   2,786,926
   High Fashion International, Ltd..................................................................     996,000     378,166
   HKR International, Ltd...........................................................................  14,764,798   5,575,201
   Hon Kwok Land Investment Co., Ltd................................................................   7,798,935   2,677,524
  *Hong Fok Land, Ltd...............................................................................   4,248,000       5,475
   Hong Kong & Shanghai Hotels, Ltd.................................................................     155,920     204,035
   Hong Kong Ferry Holdings, Ltd....................................................................   1,791,000   1,583,561
  *Hong Kong Parkview Group, Ltd....................................................................     482,000      71,449
   Hongkong Chinese, Ltd............................................................................  23,587,100   3,749,058
  *Huafeng Group Holdings, Ltd......................................................................  25,144,000     643,276
   Hung Hing Printing Group, Ltd....................................................................   1,021,275     168,627
  *I-Cable Communications, Ltd......................................................................   3,834,000     206,510
   ITC Corp., Ltd...................................................................................   1,650,655      72,193
  *ITC Properties Group, Ltd........................................................................     915,000     262,934
  *Jinchang Pharmaceutical Holdings, Ltd............................................................     507,600          --
  *Jinhui Holdings, Ltd.............................................................................   2,628,000     497,535
  *Jiuzhou Development Co., Ltd.....................................................................  18,308,000   1,674,930
   K Wah International Holdings, Ltd................................................................   3,154,549   1,326,905

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES      VALUE++
                                                                                                     ----------- -----------
HONG KONG -- (Continued)
   Kantone Holdings, Ltd............................................................................  35,813,975 $   298,312
   Keck Seng Investments (Hong Kong), Ltd...........................................................   2,936,000   1,239,803
   Kin Yat Holdings, Ltd............................................................................     918,000     130,666
  *King Stone Energy Group, Ltd.....................................................................   1,542,000     118,880
   Kowloon Development Co., Ltd.....................................................................   7,511,277   7,817,822
   Kwoon Chung Bus Holdings, Ltd....................................................................   1,402,000     301,634
  *Lai Sun Development Co., Ltd..................................................................... 227,042,666   3,524,953
  *Lai Sun Garment International, Ltd...............................................................  35,306,000   2,859,998
   Lam Soon Hong Kong, Ltd..........................................................................     139,250      79,049
   Lippo China Resources, Ltd.......................................................................   8,188,000     205,498
   Lippo, Ltd.......................................................................................   4,694,500   1,668,182
   Liu Chong Hing Investment, Ltd...................................................................   2,588,000   2,700,226
   Luen Thai Holdings, Ltd..........................................................................   3,357,000     451,986
   Luks Industrial Group, Ltd.......................................................................     982,642     202,041
   Magnificent Estates, Ltd.........................................................................  42,424,600   1,750,012
   Miramar Hotel & Investment Co., Ltd..............................................................   1,658,000   1,830,444
  *Mongolia Energy Corp., Ltd.......................................................................   1,043,000      86,944
   Nanyang Holdings, Ltd............................................................................     101,350     312,925
   National Electronics Holdings, Ltd...............................................................   5,364,408     594,487
   Neo-Neon Holdings, Ltd...........................................................................   8,045,000   1,409,570
   New Century Group Hong Kong, Ltd.................................................................   1,584,000      29,659
  *New City (China) Development, Ltd................................................................       5,070         196
  *New Smart Energy Group, Ltd......................................................................  77,500,000     515,643
  *New Times Energy Corp., Ltd......................................................................   6,684,300     828,350
  *Next Media, Ltd..................................................................................   2,286,000     191,196
  *Norstar Founders Group, Ltd......................................................................     456,000          --
  *North Asia Resources Holdings, Ltd...............................................................  13,135,000     486,781
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd............................................     165,000       6,249
  *Orient Power Holdings, Ltd.......................................................................   2,182,573      52,886
  #Pacific Andes International Holdings, Ltd........................................................  40,265,927   2,747,483
   Pacific Basin Shipping, Ltd......................................................................     667,000     349,047
  *Pacific Century Premium Developments, Ltd........................................................  22,872,000   5,416,998
   Paliburg Holdings, Ltd...........................................................................  11,753,041   3,462,407
   Playmates Holdings, Ltd..........................................................................   2,665,700   1,081,061
   Pokfulam Development Co., Ltd....................................................................     268,000     313,859
   Polytec Asset Holdings, Ltd......................................................................  29,104,190   3,098,885
   Public Financial Holdings, Ltd...................................................................     732,444     315,341
   PYI Corp., Ltd...................................................................................  79,729,370   2,053,069
   Regal Hotels International Holdings, Ltd.........................................................   5,830,623   2,408,585
   Rivera Holdings, Ltd.............................................................................   4,405,468     121,110
   Roadshow Holdings, Ltd...........................................................................   2,898,000     279,044
   Samling Global, Ltd..............................................................................  11,226,000   1,063,963
  *San Miguel Brewery Hong Kong, Ltd................................................................   1,060,400     156,362
  *Sanyuan Group, Ltd...............................................................................     258,750       5,002
   SEA Holdings, Ltd................................................................................   1,635,000     776,038
   Shenzhen High-Tech Holdings, Ltd.................................................................   2,776,000     168,885
  *Shougang Concord Technology Holdings, Ltd........................................................     570,000      26,492
  *Shun Ho Resources Holdings, Ltd..................................................................     506,000      75,781
  #Shun Tak Holdings, Ltd...........................................................................  33,250,546  13,720,174
   Sing Tao News Corp., Ltd.........................................................................     334,000      47,977
   SOCAM Development, Ltd...........................................................................   3,086,120   3,335,537
  *Soundwill Holdings, Ltd..........................................................................     228,000     357,557
   South China (China), Ltd.........................................................................  10,657,216     729,521
  *South China Holdings, Ltd........................................................................   1,585,800      70,406
  *South China Land, Ltd............................................................................  25,511,066     307,373
  *Styland Holdings, Ltd............................................................................   1,727,879      22,270
   Sun Hung Kai & Co., Ltd..........................................................................   1,806,200     930,741
  *Sunway International Holdings, Ltd...............................................................     280,000       8,229
  *Superb Summit International Timber Co., Ltd......................................................  47,530,000     845,397
  #Sustainable Forest Holdings, Ltd.................................................................  77,717,250   1,424,734
   Symphony Holdings, Ltd...........................................................................   7,640,250     380,070

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
HONG KONG -- (Continued)
   Tai Cheung Holdings, Ltd.........................................................................  4,707,000 $  3,335,546
   Tai Sang Land Development, Ltd...................................................................    857,900      330,710
  *Talent Property Group, Ltd.......................................................................  1,665,000       63,239
  #Tan Chong International, Ltd.....................................................................  3,984,000    1,019,641
  *Taung Gold International, Ltd....................................................................  2,980,000       66,873
   Tern Properties Co., Ltd.........................................................................    168,000       68,220
   Tian Teck Land, Ltd..............................................................................    786,000      668,204
  *Tidetime Sun (Group), Ltd........................................................................    160,000       20,574
   Tungtex Holdings Co., Ltd........................................................................    160,000       17,842
   Tysan Holdings, Ltd..............................................................................    714,000      140,879
   Upbest Group, Ltd................................................................................  2,764,000      245,673
  *U-Right International Holdings, Ltd.............................................................. 39,602,000       71,459
   Varitronix International, Ltd....................................................................     39,000       19,494
   Vedan International Holdings, Ltd................................................................  4,352,000      280,761
   Victory City International Holdings, Ltd......................................................... 19,740,425    2,255,284
   Wang On Group, Ltd............................................................................... 45,317,064      486,647
  *Warderly International Holdings, Ltd.............................................................  1,705,000      105,482
   Wing On Co. International, Ltd...................................................................  2,756,500    6,067,476
   Wing Tai Properties, Ltd.........................................................................  1,118,749      470,072
   Wong's International (Holdings), Ltd.............................................................    133,000       28,003
   Y. T. Realty Group, Ltd..........................................................................    100,000       25,198
   Yau Lee Holdings, Ltd............................................................................  1,409,750      181,460
   Yugang International, Ltd........................................................................ 24,150,000      130,179
                                                                                                                ------------
TOTAL HONG KONG.....................................................................................             177,621,688
                                                                                                                ------------
IRELAND -- (0.3%)
  *Aer Lingus Group P.L.C...........................................................................  1,504,991    1,937,796
  *Allied Irish Banks P.L.C.........................................................................  1,208,036      119,930
  *Anglo Irish Bank Corp. P.L.C.....................................................................    708,018           --
   Dragon Oil P.L.C.................................................................................     79,187      748,962
   FBD Holdings P.L.C...............................................................................     50,043      577,188
  *Governor & Co. of the Bank of Ireland P.L.C. (The)...............................................    987,787      146,745
   Grafton Group P.L.C..............................................................................  1,511,785    6,605,847
   IFG Group P.L.C..................................................................................     15,024       30,080
  *McInerney Holdings P.L.C.........................................................................    360,646           --
  *Qualceram Shires P.L.C...........................................................................     30,338        3,213
  *Smurfit Kappa Group P.L.C........................................................................  1,588,255   13,380,482
   United Drug P.L.C................................................................................     78,334      240,503
                                                                                                                ------------
TOTAL IRELAND.......................................................................................              23,790,746
                                                                                                                ------------
ISRAEL -- (0.6%)
  *Africa Israel Investments, Ltd...................................................................  1,679,507    6,363,150
  *Alon Holdings Blue Square Israel, Ltd............................................................     63,560      229,165
  *AL-ROV Israel, Ltd...............................................................................     87,066    2,136,489
  *Alvarion, Ltd....................................................................................  1,254,678      952,981
  *Biocell, Ltd.....................................................................................     38,401      296,198
   Clal Industries & Investments, Ltd...............................................................      8,402       30,827
   Clal Insurance Enterprises Holdings, Ltd.........................................................    246,718    3,864,240
   Delta-Galil Industries, Ltd......................................................................     65,411      535,612
   Direct Insurance--I.D.I. Insurance Co., Ltd......................................................     76,454      167,687
  *El Al Israel Airlines, Ltd.......................................................................  2,142,780      271,849
  *Elron Electronic Industries, Ltd.................................................................    207,935      988,493
  *Equital, Ltd.....................................................................................      3,538       34,175
  *First International Bank of Israel, Ltd..........................................................    494,438    5,602,537
   Formula Systems (1985), Ltd......................................................................    133,861    2,142,841
  *Gilat Satellite Networks, Ltd....................................................................    420,630    1,717,393
  *Hadera Paper, Ltd................................................................................      8,307      340,341
   Harel Insurance Investments & Finances, Ltd......................................................    159,232    6,072,105
  *Israel Discount Bank, Ltd. Series A..............................................................  3,828,639    4,965,136
   Israel Land Development Co., Ltd. (The)..........................................................     41,970      299,386
  *Jerusalem Oil Exploration, Ltd...................................................................    183,151    3,546,635

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
ISRAEL -- (Continued)
  *Kardan Vehicle, Ltd..............................................................................      6,328 $    41,636
  *Kardan Yazamut...................................................................................     23,438       4,670
  *Menorah Mivtachim Holdings, Ltd..................................................................    111,583     880,749
   Mizrahi Tefahot Bank, Ltd........................................................................    475,802   4,287,357
   Neto Me Holdings, Ltd............................................................................        263      10,049
  *Oil Refineries, Ltd..............................................................................  6,205,130   3,607,851
   Ormat Industries, Ltd............................................................................    635,021   3,151,739
   Phoenix Holdings, Ltd. (The).....................................................................    373,384     926,483
   Plasson, Ltd.....................................................................................      1,175      31,263
  *RADVision, Ltd...................................................................................     91,520   1,067,214
  *Retalix, Ltd.....................................................................................     93,632   1,975,848
  *Union Bank of Israel, Ltd........................................................................    550,197   1,953,129
                                                                                                                -----------
TOTAL ISRAEL........................................................................................             58,495,228
                                                                                                                -----------
ITALY -- (2.2%)
   Acegas-APS SpA...................................................................................    340,387   1,245,906
 #*Aedes SpA........................................................................................  1,459,701     207,574
  *Arnoldo Mondadori Editore SpA....................................................................     91,094     134,581
   Banca Finnat Euramerica SpA......................................................................    138,342      48,815
  #Banca Piccolo Credito Valtellinese Scarl.........................................................  3,276,762   4,913,997
   Banca Popolare dell'Emilia Romagna Scarl.........................................................    940,883   5,780,711
  *Banca Popolare dell'Etruria e del Lazio Scarl....................................................  1,671,295   2,738,736
  #Banca Popolare di Milano Scarl................................................................... 66,155,704  32,571,828
   Banca Popolare di Spoleto SpA....................................................................        500       1,319
   Banco di Desio e della Brianza SpA...............................................................     25,163      90,887
   Banco Popolare Scarl............................................................................. 10,448,783  15,538,148
  *Brioschi Sviluppo Immobiliare SpA................................................................    409,502      53,493
  *Buzzi Unicem SpA.................................................................................  1,433,563  14,596,036
  #C.I.R. SpA--Compagnie Industriali Riunite........................................................  5,792,877   7,911,271
   Caltagirone Editore SpA..........................................................................    717,734     921,991
   Caltagirone SpA..................................................................................    612,138   1,183,800
  *Carraro SpA......................................................................................      7,619      17,656
   Cembre SpA.......................................................................................        607       4,843
   Cementir Holding SpA.............................................................................  2,010,356   3,961,946
  *Centrale del Latte di Torino & Co. SpA...........................................................     87,000     192,818
  #Credito Artigiano SpA............................................................................  1,286,247   1,495,804
   Credito Emiliano SpA.............................................................................    140,837     576,591
   CSP International Fashion Group SpA..............................................................    167,521     184,855
  *d'Amico International Shipping S.A...............................................................    101,835      64,541
   Danieli & Co. SpA................................................................................      1,609      45,669
  #De Longhi SpA....................................................................................  1,014,596  14,303,483
  *DeA Capital SpA..................................................................................    402,018     750,248
  *Delclima SpA.....................................................................................  1,047,505     614,393
  *EEMS Italia SpA..................................................................................    411,622     224,610
   ERG SpA..........................................................................................    231,832   1,747,108
  *Eurotech SpA.....................................................................................    326,937     577,881
  #Falck Renewables SpA.............................................................................    966,989   1,111,484
  *Finmeccanica SpA.................................................................................  4,629,791  19,915,778
 #*Fondiaria--Sai SpA...............................................................................  2,778,705   3,421,013
   Gefran SpA.......................................................................................    126,327     568,133
 #*Gemina SpA.......................................................................................  9,540,058   8,155,109
  *Gruppo Ceramiche Ricchetti SpA...................................................................    163,375      38,332
  *I Grandi Viaggi SpA..............................................................................    283,577     215,997
   Immsi SpA........................................................................................  2,406,303   1,799,769
   Industria Romagnola Conduttori Elettrici SpA.....................................................    156,907     384,103
   Intek SpA........................................................................................  1,098,860     526,044
  #Italcementi SpA..................................................................................  1,750,942  11,008,874
   Italmobiliare SpA................................................................................    163,427   3,098,144
   KME Group SpA....................................................................................  5,359,454   2,189,106
 #*Milano Assicurazioni SpA......................................................................... 19,395,939   6,462,782
  *Monrif SpA.......................................................................................    178,855      67,510

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
ITALY -- (Continued)
  *Montefibre SpA................................................................................... 1,187,629 $    134,093
  *Pagnossin SpA....................................................................................    79,000           --
  #Pirelli & Co. SpA................................................................................   921,473   11,227,826
  *Poligrafici Editoriale SpA.......................................................................   211,245      107,228
 #*Prelios SpA...................................................................................... 8,872,678    1,869,875
 #*Premafin Finanziaria SpA......................................................................... 5,629,637    1,690,523
 #*RCS MediaGroup SpA...............................................................................    59,668       52,371
  *Reno de Medici SpA............................................................................... 3,313,743      549,746
  *Retelit SpA......................................................................................   260,609      119,125
  *Safilo Group SpA.................................................................................   455,692    2,990,176
  *Snia SpA.........................................................................................   271,793       35,761
   Sol SpA..........................................................................................   102,877      558,269
  *Uni Land SpA.....................................................................................    37,715           --
  *Unipol Gruppo Finanziario SpA....................................................................   246,292    7,418,766
   Vianini Industria SpA............................................................................   182,204      289,476
   Vianini Lavori SpA...............................................................................   344,977    1,486,081
   Vittoria Assicurazioni SpA.......................................................................     2,506       15,704
                                                                                                               ------------
TOTAL ITALY.........................................................................................            200,208,737
                                                                                                               ------------
JAPAN -- (22.9%)
   77 Bank, Ltd. (The)..............................................................................   313,000    1,248,113
   A&D Co., Ltd.....................................................................................    66,200      239,280
   Achilles Corp.................................................................................... 1,571,000    2,121,145
   Adeka Corp.......................................................................................   150,300    1,380,840
   Agro-Kanesho Co., Ltd............................................................................    36,000      203,970
   Ahresty Corp.....................................................................................   393,600    3,692,681
  #Aichi Bank, Ltd. (The)...........................................................................   187,600   10,413,563
   Aichi Corp.......................................................................................    63,100      278,347
   Aichi Steel Corp.................................................................................    56,000      266,976
   Aida Engineering, Ltd............................................................................ 1,105,800    6,218,989
   Aigan Co., Ltd...................................................................................   364,800    1,574,964
   Airport Facilities Co., Ltd......................................................................   488,000    2,186,729
   Aisan Industry Co., Ltd..........................................................................   275,800    2,922,123
   Akita Bank, Ltd. (The)........................................................................... 4,207,000   13,812,651
   Alpen Co., Ltd...................................................................................   293,500    5,979,166
   Alpha Corp.......................................................................................    25,300      321,471
   Alpha Systems, Inc...............................................................................    32,260      464,433
   Alps Logistics Co., Ltd..........................................................................    18,600      188,377
   Altech Co., Ltd..................................................................................   109,300      355,212
   Ando Corp........................................................................................ 1,571,000    2,194,080
  #AOC Holdings, Inc................................................................................   888,900    4,957,832
   AOI Advertising Promotion, Inc...................................................................    11,500       77,203
   AOI Electronic Co., Ltd..........................................................................    32,300      543,468
   AOKI Holdings, Inc...............................................................................   399,100    7,826,389
   Aomori Bank, Ltd. (The)..........................................................................   321,000      962,080
   Aoyama Trading Co., Ltd.......................................................................... 1,338,399   27,613,514
   Arakawa Chemical Industries, Ltd.................................................................   327,000    2,822,850
   Araya Industrial Co., Ltd........................................................................ 1,022,000    1,623,346
  *Arisawa Manufacturing Co., Ltd...................................................................   738,282    2,703,419
   Asahi Kogyosha Co., Ltd..........................................................................   469,000    1,953,725
   Asahi Organic Chemicals Industry Co., Ltd........................................................ 1,434,000    3,701,118
 #*Asanuma Corp.....................................................................................   992,000      855,218
   Asax Co., Ltd....................................................................................        13       14,399
  *Ashimori Industry Co., Ltd....................................................................... 1,073,000    1,399,580
   Asia Air Survey Co., Ltd.........................................................................    70,000      209,298
   ASKA Pharmaceutical Co., Ltd.....................................................................   480,000    2,778,801
   Asti Corp........................................................................................    70,000      187,369
   Asunaro Aoki Construction Co., Ltd...............................................................   725,000    4,261,951
   Ataka Construction & Engineering Co., Ltd........................................................   148,000      528,077
   Atsugi Co., Ltd.................................................................................. 5,237,000    6,221,366
   Autobacs Seven Co., Ltd..........................................................................    61,211    2,937,714

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Bank of Iwate, Ltd. (The)........................................................................   302,000 $13,193,692
   Bank of Kochi, Ltd. (The)........................................................................    18,000      21,501
  #Bank of Nagoya, Ltd. (The)....................................................................... 3,118,706  10,035,102
   Bank of Okinawa, Ltd. (The)......................................................................   152,900   6,376,895
   Bank of Saga, Ltd. (The)......................................................................... 2,654,000   6,776,611
   Bank of the Ryukyus, Ltd.........................................................................   708,300   9,127,481
   Belc Co., Ltd....................................................................................    14,400     215,152
   Belluna Co., Ltd.................................................................................   593,062   4,692,811
 #*Best Denki Co., Ltd.............................................................................. 1,659,500   4,028,777
   Bunka Shutter Co., Ltd...........................................................................   627,000   2,375,197
   Cawachi, Ltd.....................................................................................   306,300   7,373,866
   Central Glass Co., Ltd........................................................................... 1,750,000   7,172,980
   Central Security Patrols Co., Ltd................................................................    41,400     409,350
  *Chiba Kogyo Bank, Ltd. (The).....................................................................   139,000     721,223
   Chiyoda Integre Co., Ltd.........................................................................    18,500     231,657
   Chodai Co., Ltd..................................................................................    20,500      51,086
   Chofu Seisakusho Co., Ltd........................................................................   251,000   5,982,646
   Chubu Shiryo Co., Ltd............................................................................   295,300   1,906,329
   Chudenko Corp....................................................................................   579,760   5,891,050
   Chuetsu Pulp & Paper Co., Ltd.................................................................... 1,928,000   4,017,142
   Chukyo Bank, Ltd. (The).......................................................................... 1,664,000   4,105,148
  #Chuo Denki Kogyo Co., Ltd........................................................................   205,700   1,060,923
   Chuo Gyorui Co., Ltd.............................................................................   626,000   1,404,067
   Chuo Spring Co., Ltd.............................................................................   941,000   3,852,592
   Cleanup Corp.....................................................................................   548,900   4,145,696
  *CMK Corp.........................................................................................   990,800   5,094,625
   Coca-Cola Central Japan Co., Ltd.................................................................   660,800   8,658,248
   Computer Engineering & Consulting, Ltd...........................................................   191,200   1,001,378
  #Corona Corp......................................................................................   376,300   5,271,032
   Cresco, Ltd......................................................................................    53,600     419,102
   Cross Plus, Inc..................................................................................    77,700     777,247
   CTI Engineering Co., Ltd.........................................................................   248,700   1,618,245
   Daibiru Corp.....................................................................................   129,300   1,017,328
   Dai-Dan Co., Ltd.................................................................................   617,000   3,886,207
   Daido Kogyo Co., Ltd.............................................................................   598,447   1,101,681
 #*Daiei, Inc. (The)................................................................................ 2,262,000   7,464,978
   Daiho Corp....................................................................................... 1,199,000   1,664,881
   Daiichi Kogyo Seiyaku Co., Ltd...................................................................   624,000   1,886,595
   Daiki Aluminium Industry Co., Ltd................................................................    72,000     238,901
   Daiko Clearing Services Corp.....................................................................   344,600   1,279,963
  *Daiko Denshi Tsushin, Ltd........................................................................    12,000      26,393
   Daikoku Denki Co., Ltd...........................................................................    92,600   1,324,143
   Daimaruenawin Co., Ltd...........................................................................    10,600      73,898
   Dainichi Co., Ltd................................................................................   277,900   2,689,236
   Daisan Bank, Ltd. (The)..........................................................................   564,000   1,138,838
   Daishi Bank, Ltd. (The).......................................................................... 2,759,932   8,600,453
   Daito Bank, Ltd. (The)........................................................................... 2,688,000   2,314,865
   Daiwa Industries, Ltd............................................................................   269,000   1,364,352
   Daiwa Odakyu Construction Co., Ltd...............................................................   183,000     482,103
   DC Co., Ltd......................................................................................   396,800   1,618,202
   DCM Holdings Co., Ltd............................................................................ 1,163,500   8,833,877
   Denyo Co., Ltd...................................................................................   141,400   1,826,044
   DMW Corp.........................................................................................    58,800   1,061,862
   Doutor Nichires Holdings Co., Ltd................................................................    42,500     578,209
   Dydo Drinco, Inc.................................................................................    73,500   2,988,934
   Dynic Corp.......................................................................................   110,000     227,042
  #Edion Corp....................................................................................... 1,662,700  10,416,264
   Ehime Bank, Ltd. (The)........................................................................... 2,017,000   5,662,024
   Eidai Co., Ltd...................................................................................   222,000     987,959
   Eighteenth Bank, Ltd. (The)...................................................................... 3,734,000  10,520,556
   Eizo Nanao Corp..................................................................................     3,400      65,492

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   ESPEC Corp.......................................................................................   456,600 $ 4,156,216
   Excel Co., Ltd...................................................................................    56,100     521,300
   F&A Aqua Holdings, Inc...........................................................................    12,700     137,597
   Faith, Inc.......................................................................................     1,805     222,238
   Felissimo Corp...................................................................................     6,800      95,892
   FIDEA Holdings Co., Ltd..........................................................................    10,500      25,987
  *Fine Sinter Co., Ltd.............................................................................    84,000     281,302
 #*First Baking Co., Ltd............................................................................   267,000     300,507
   Fuji Furukawa Engineering & Construction Co., Ltd................................................    35,000      85,710
   Fuji Soft, Inc...................................................................................    41,900     738,096
   Fujicco Co., Ltd.................................................................................   314,600   3,935,879
   Fujikura Kasei Co., Ltd..........................................................................    38,600     224,730
   Fujikura Rubber, Ltd.............................................................................    43,100     157,399
   Fujikura, Ltd.................................................................................... 7,447,000  23,154,680
   Fujitec Co., Ltd.................................................................................    22,822     142,300
   Fujitsu Frontech, Ltd............................................................................   392,600   2,522,228
   FuKoKu Co., Ltd..................................................................................    30,200     344,358
  #Fukuda Corp......................................................................................   434,000   1,579,840
   Fukui Bank, Ltd. (The)...........................................................................   115,000     359,081
  #Fukushima Bank, Ltd. (The).......................................................................   734,000     598,957
   Fukushima Industries Corp........................................................................     4,200      61,302
  #Fukuyama Transporting Co., Ltd................................................................... 2,161,000  11,801,660
   Funai Electric Co., Ltd..........................................................................     4,300      79,351
   Furusato Industries, Ltd.........................................................................    61,900     639,066
   Fuso Dentsu Co., Ltd.............................................................................     9,000      39,035
   Fuso Pharmaceutical Industries, Ltd..............................................................    61,000     168,785
   Futaba Corp......................................................................................   850,800  13,256,528
   Gakken Holdings Co., Ltd......................................................................... 1,799,000   4,314,282
   Gecoss Corp......................................................................................   446,600   2,271,876
   Godo Steel, Ltd.................................................................................. 3,176,000   7,275,783
   Goldcrest Co., Ltd...............................................................................   187,220   3,211,646
  *Gourmet Kineya Co., Ltd..........................................................................   126,000     724,689
   GSI Creos Corp...................................................................................    49,000      74,213
  #Gun Ei Chemical Industry Co., Ltd................................................................ 1,356,000   3,538,629
   Gunze, Ltd....................................................................................... 3,927,000  10,716,924
   Hakuto Co., Ltd..................................................................................   322,400   3,122,657
   Harima Chemicals, Inc............................................................................   399,200   2,845,031
   Haruyama Trading Co., Ltd........................................................................   292,600   1,808,808
   Heiwa Real Estate Co., Ltd....................................................................... 2,260,500   5,710,231
   Heiwado Co., Ltd.................................................................................   247,024   3,512,301
   Hibiya Engineering, Ltd..........................................................................   709,800   7,853,992
   Higashi-Nippon Bank, Ltd......................................................................... 2,389,000   5,122,304
   Higo Bank, Ltd. (The)............................................................................ 1,675,000   9,343,062
  *Hitachi Cable, Ltd...............................................................................   480,000   1,122,346
   Hitachi Capital Corp.............................................................................    17,800     294,249
   Hitachi Medical Corp.............................................................................   651,000   9,393,129
   Hitachi Metals Techno, Ltd.......................................................................    53,500     444,041
  #Hodogaya Chemical Co., Ltd.......................................................................   109,000     336,667
   Hokkaido Coca-Cola Bottling Co., Ltd.............................................................   466,000   2,351,433
   Hokkan Holdings, Ltd.............................................................................   928,000   2,897,144
   Hokko Chemical Industry Co., Ltd.................................................................   392,000   1,189,990
   Hokkoku Bank, Ltd. (The)......................................................................... 3,159,159  11,203,753
   Hokuetsu Bank, Ltd. (The)........................................................................ 3,043,000   6,003,501
  #Hokuetsu Kishu Paper Co., Ltd.................................................................... 3,431,774  21,966,248
   Hokuriku Electrical Construction Co., Ltd........................................................   197,000     572,226
   Hosiden Corp.....................................................................................   840,800   5,575,743
  #Hurxley Corp.....................................................................................    18,600     121,450
   Hyakugo Bank, Ltd. (The)......................................................................... 2,911,855  12,090,923
   Hyakujishi Bank, Ltd. (The)...................................................................... 1,545,000   6,567,539
  *I Metal Technology Co., Ltd......................................................................   423,000     927,509
   Ichikawa Co., Ltd................................................................................   292,000     599,561

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Ichinen Holdings Co., Ltd........................................................................    15,900 $    86,720
   Ihara Chemical Industry Co., Ltd.................................................................   861,000   3,273,205
   Imasen Electric Industrial Co., Ltd..............................................................   156,200   2,136,962
  #Impress Holdings, Inc............................................................................   370,200     603,612
   Inaba Seisakusho Co., Ltd........................................................................   103,300   1,398,039
   Inabata & Co., Ltd............................................................................... 1,084,000   7,124,214
  #Ines Corp........................................................................................ 1,161,300   9,110,648
   Information Services International-Dentsu, Ltd...................................................   152,000   1,236,146
  #Innotech Corp....................................................................................   277,600   1,665,135
  *Inui Steamship Co., Ltd..........................................................................   468,400   1,856,289
  *Ishihara Sangyo Kaisha, Ltd......................................................................    31,000      29,733
   Ishizuka Glass Co., Ltd..........................................................................   660,000   1,194,023
   IT Holdings Corp.................................................................................   571,700   7,320,878
  #Itochu Enex Co., Ltd.............................................................................   746,400   4,281,538
   Itochu-Shokuhin Co., Ltd.........................................................................    10,900     420,041
   Itoham Foods, Inc................................................................................ 2,788,000  10,566,658
  #Itoki Corp.......................................................................................   833,700   5,293,954
  *Iwai Cosmo Holdings, Inc.........................................................................   207,300     914,074
   Iwaki & Co., Ltd.................................................................................   773,000   1,871,954
 #*Iwasaki Electric Co., Ltd........................................................................ 1,478,000   3,034,016
 #*Iwatsu Electric Co., Ltd......................................................................... 1,275,000   1,195,558
   Izumiya Co., Ltd................................................................................. 1,714,000   8,743,551
   Jalux, Inc.......................................................................................     1,000      11,076
  *Japan Asia Group, Ltd............................................................................       914      33,126
   Japan Carlit Co., Ltd............................................................................    47,800     238,590
   Japan Digital Laboratory Co., Ltd................................................................   572,800   6,234,752
  #Japan Foundation Engineering Co., Ltd............................................................   523,700   2,033,691
  *Japan Kenzai Co., Ltd............................................................................       700       3,533
  #Japan Medical Dynamic Marketing, Inc.............................................................   447,400   1,502,560
   Japan Oil Transportation Co., Ltd................................................................   576,000   1,441,914
   Japan Pulp & Paper Co., Ltd...................................................................... 1,487,000   5,266,541
   Japan Transcity Corp.............................................................................   861,000   2,969,751
   Jidosha Buhin Kogyo Co., Ltd.....................................................................    40,000     273,828
   JIEC Co., Ltd....................................................................................        49      57,035
   JMS Co., Ltd.....................................................................................   701,000   2,276,718
  *Joban Kosan Co., Ltd.............................................................................   755,000     892,187
   J-Oil Mills, Inc.................................................................................   755,000   2,124,026
   Juroku Bank, Ltd................................................................................. 1,675,000   5,272,061
   Kaga Electronics Co., Ltd........................................................................   193,000   2,046,165
  #Kagoshima Bank, Ltd. (The)....................................................................... 2,314,500  13,935,520
   Kamei Corp.......................................................................................   501,000   7,092,140
   Kanaden Corp.....................................................................................   472,000   3,043,049
   Kanamoto Co., Ltd................................................................................   559,000   6,162,161
   Kandenko Co., Ltd................................................................................ 2,109,000   9,278,426
   Kanematsu Electronics, Ltd.......................................................................    83,400     923,425
   Kanto Natural Gas Development Co., Ltd...........................................................   583,000   3,059,075
   Katakura Chikkarin Co., Ltd......................................................................   250,000     677,678
  *Katakura Industries Co., Ltd.....................................................................    17,500     158,069
   Kato Sangyo Co., Ltd.............................................................................       500      10,282
  #Kato Works Co., Ltd.............................................................................. 1,175,000   6,022,834
   KAWADA TECHNOLOGIES, Inc.........................................................................     8,300     118,804
   Kawasaki Kasei Chemicals, Ltd....................................................................   658,000     884,153
 #*Kawasaki Kisen Kaisha, Ltd....................................................................... 4,868,000  10,253,735
   Kawasumi Laboratories, Inc.......................................................................   281,000   1,702,834
   Keihanshin Building Co., Ltd.....................................................................   118,800     564,729
   Keihin Co., Ltd. (The)...........................................................................    54,000      73,491
   Keiyo Bank, Ltd. (The)...........................................................................   354,000   1,646,926
  *Kenedix, Inc.....................................................................................    35,581   6,401,340
  *KI HOLDINGS Co., Ltd.............................................................................   356,000     524,169
   Kimura Unity Co, Ltd.............................................................................     1,600      14,902
   Kinki Sharyo Co., Ltd............................................................................   197,000     701,760

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Kirayaka Bank, Ltd...............................................................................   120,800 $   145,189
   Kitagawa Iron Works Co., Ltd.....................................................................   223,000     422,970
   Kita-Nippon Bank, Ltd. (The).....................................................................   165,200   4,195,293
   Kitano Construction Corp.........................................................................   777,000   1,691,006
   Kitazawa Sangyo Co., Ltd.........................................................................   247,000     537,050
   Kito Corp........................................................................................       224     192,510
   Kiyo Holdings, Inc...............................................................................   152,000     217,933
   Koa Corp.........................................................................................   253,589   2,584,971
  #Kohnan Shoji Co., Ltd............................................................................   735,000  10,659,403
   Koike Sanso Kogyo Co., Ltd.......................................................................     8,000      20,758
  #Kojima Co., Ltd..................................................................................   709,300   3,378,016
   Kokuyo Co., Ltd.................................................................................. 1,900,111  14,251,577
  #KOMAIHALTEC, Inc.................................................................................   856,000   2,658,452
   Komatsu Seiren Co., Ltd..........................................................................   780,000   4,094,447
  #Komatsu Wall Industry Co., Ltd...................................................................   154,200   1,843,258
   Komori Corp...................................................................................... 1,415,300  12,379,270
  #Konaka Co., Ltd..................................................................................   683,849   7,218,852
   Kondotec, Inc....................................................................................    43,100     314,348
   Konishi Co., Ltd.................................................................................   272,400   3,760,654
 #*Kosei Securities Co., Ltd........................................................................   551,000     594,306
   KRS Corp.........................................................................................   166,000   1,827,370
   KU Holdings Co., Ltd.............................................................................   182,900   1,269,267
  *Kumagai Gumi Co., Ltd............................................................................ 1,675,000   1,716,225
  #Kumiai Chemical Industry Co., Ltd................................................................ 1,053,000   4,189,941
   Kurabo Industries, Ltd........................................................................... 5,589,000  10,415,767
  #Kurimoto, Ltd.................................................................................... 3,358,000   7,801,613
   Kuroda Electric Co., Ltd.........................................................................    43,200     441,648
   Kuroganeya Co., Ltd..............................................................................    55,700     242,293
   Kyodo Printing Co., Ltd.......................................................................... 1,759,000   4,829,515
   Kyoei Sangyo Co., Ltd............................................................................   337,000     619,535
   Kyoei Steel, Ltd.................................................................................   395,700   7,422,791
 #*Kyokuto Boeki Kaisha, Ltd........................................................................   499,000   1,169,883
   Kyokuto Kaihatsu Kogyo Co., Ltd..................................................................   830,750   7,976,633
   Kyokuto Securities Co., Ltd......................................................................    61,300     545,720
   Kyoritsu Maintenance Co., Ltd....................................................................    34,100     752,368
   Kyosan Electric Manufacturing Co., Ltd...........................................................   338,000   1,472,538
   Kyowa Leather Cloth Co., Ltd.....................................................................   377,300   1,418,728
   Kyudenko Corp.................................................................................... 1,079,000   6,126,572
   LEC, Inc.........................................................................................   120,900   1,850,433
  *Leopalace21 Corp................................................................................. 3,478,615  10,808,103
  *Lonseal Corp.....................................................................................   306,000     357,408
  #Look, Inc........................................................................................    32,000      93,945
   Macnica, Inc.....................................................................................   225,000   5,247,823
   Maeda Corp....................................................................................... 4,368,000  18,294,140
   Maeda Road Construction Co., Ltd................................................................. 1,615,000  19,516,464
 #*Maezawa Industries, Inc..........................................................................   219,500     657,892
   Maezawa Kasei Industries Co., Ltd................................................................   224,500   2,643,249
   Maezawa Kyuso Industries Co., Ltd................................................................   121,300   1,693,362
   Marubun Corp.....................................................................................   444,300   2,016,895
   Marudai Food Co., Ltd............................................................................ 3,070,000  11,865,539
 #*Maruei Department Store Co., Ltd.................................................................   555,400     736,846
   Maruetsu, Inc. (The).............................................................................    42,000     156,179
   Marufuji Sheet Piling Co., Ltd...................................................................    61,000     170,509
   Marusan Securities Co., Ltd......................................................................   142,700     546,055
   Maruwn Corp......................................................................................   302,600     794,532
   Maruzen Co., Ltd.................................................................................    20,000     140,508
   Maruzen Showa Unyu Co., Ltd...................................................................... 1,369,000   4,511,809
   Matsui Construction Co., Ltd.....................................................................   417,700   1,734,603
   Maxvalu Tokai Co., Ltd...........................................................................    51,600     722,985
  *Meiji Machine Co., Ltd...........................................................................    65,100     154,485
  *Meito Transportation Co., Ltd....................................................................       300       2,313

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
  #Meiwa Estate Co., Ltd............................................................................   424,600 $ 2,126,214
   Mesco, Inc.......................................................................................    33,000     244,481
   Michinoku Bank, Ltd. (The)....................................................................... 2,666,000   5,129,153
   Mie Bank, Ltd. (The).............................................................................   659,000   1,528,493
   Mikuni Coca-Cola Bottling Co., Ltd...............................................................   534,900   4,746,587
   Mikuni Corp......................................................................................   172,000     408,459
   Mimasu Semiconductor Industry Co., Ltd...........................................................   164,100   1,504,533
   Minato Bank, Ltd. (The)..........................................................................   504,000     926,466
   Ministop Co., Ltd................................................................................       500       8,820
   Mirait Holdings Corp.............................................................................   644,340   4,637,024
   Mitani Corp......................................................................................    36,600     523,164
   #Mito Securities Co., Ltd........................................................................ 1,033,000   2,596,962
   Mitsuba Corp.....................................................................................   415,000   4,151,923
   Mitsubishi Kakoki Kaisha, Ltd....................................................................    36,000      69,890
  *Mitsubishi Paper Mills, Ltd...................................................................... 1,625,000   1,523,221
  *Mitsui Engineering & Shipbuilding Co., Ltd....................................................... 1,910,000   2,808,294
  *Mitsui High-Tec, Inc.............................................................................   520,700   3,167,053
   Mitsui Home Co., Ltd.............................................................................     2,000      10,523
   Mitsui Knowledge Industry Co., Ltd...............................................................     2,535     439,423
  *Mitsumi Electric Co., Ltd........................................................................ 2,325,200  19,312,764
   Mitsumura Printing Co., Ltd......................................................................   111,000     366,409
   MITSUUROKO HOLDINGS Co., Ltd.....................................................................   795,000   5,342,836
 #*Miyaji Engineering Group, Inc....................................................................   520,000     947,896
   Miyazaki Bank, Ltd. (The)........................................................................ 3,167,260   8,096,797
   Miyoshi Oil & Fat Co., Ltd....................................................................... 1,092,000   1,441,031
   Mizuno Corp......................................................................................   650,000   3,543,036
   Monex Group, Inc.................................................................................     1,567     311,201
   Morita Holdings Corp.............................................................................   138,000     920,271
   Morozoff, Ltd....................................................................................   221,000     772,051
   Mory Industries, Inc.............................................................................   625,000   2,111,575
   Mr Max Corp......................................................................................   646,600   2,773,614
   Murakami Corp....................................................................................    13,000     186,810
   Musashino Bank, Ltd..............................................................................   289,600   9,435,751
  #Mutoh Holdings Co., Ltd..........................................................................   174,000     581,660
   Nagano Bank, Ltd. (The).......................................................................... 1,661,000   3,184,279
   Nagase & Co., Ltd................................................................................   284,000   3,438,389
  #Nakabayashi Co., Ltd.............................................................................   964,000   2,293,601
   Nakano Corp......................................................................................    17,500      36,450
  *Nakayama Steel Works, Ltd........................................................................ 2,846,000   2,558,754
   Nanto Bank, Ltd. (The)...........................................................................   107,000     478,275
   NEC Capital Solutions, Ltd.......................................................................   221,000   3,091,713
   Neturen Co., Ltd.................................................................................   293,300   2,598,789
  #Nice Holdings, Inc............................................................................... 1,475,000   4,324,688
   Nichia Steel Works, Ltd..........................................................................   884,200   2,331,741
   Nichiban Co., Ltd................................................................................   616,000   2,039,531
  *Nichiden Corp....................................................................................       900      23,691
   Nichimo Co., Ltd.................................................................................   869,000   2,926,659
   Nichireki Co., Ltd...............................................................................   604,000   3,015,366
  #Nihon Eslead Corp................................................................................   177,248   1,627,586
   Nihon Kagaku Sangyo Co., Ltd.....................................................................    21,000     143,007
   Nihon Tokushu Toryo Co., Ltd.....................................................................    76,800     320,098
   Nihon Yamamura Glass Co., Ltd.................................................................... 2,394,000   5,989,793
   Nikko Co., Ltd...................................................................................   544,000   2,098,817
   Nippo Corp....................................................................................... 1,787,000  18,385,971
   Nippon Beet Sugar Manufacturing Co., Ltd......................................................... 3,263,000   6,944,840
  #Nippon Carbide Industries Co., Inc...............................................................   289,000     456,187
   Nippon Chemical Industrial Co., Ltd.............................................................. 1,950,000   3,162,745
   Nippon Chutetsukan K.K...........................................................................   576,000   1,402,190
  #Nippon Concrete Industries Co., Ltd.............................................................. 1,084,000   3,578,582
   Nippon Densetsu Kogyo Co., Ltd...................................................................   227,000   2,074,185
   Nippon Denwa Shisetu Co., Ltd....................................................................   845,000   2,781,770

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

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CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Nippon Felt Co., Ltd.............................................................................    73,100 $   374,559
   Nippon Fine Chemical Co., Ltd....................................................................   211,100   1,455,661
   Nippon Flour Mills Co., Ltd...................................................................... 1,187,000   5,370,662
   Nippon Hume Corp.................................................................................   534,000   2,289,341
   Nippon Jogesuido Sekkei Co., Ltd.................................................................        26      35,775
 #*Nippon Kinzoku Co., Ltd..........................................................................   132,000     245,304
   Nippon Koei Co., Ltd............................................................................. 1,470,000   5,163,772
   Nippon Konpo Unyu Soko Co., Ltd.................................................................. 1,155,900  15,016,759
   Nippon Light Metal Co., Ltd......................................................................   856,000   1,258,195
   Nippon Pillar Packing Co., Ltd...................................................................   156,000   1,335,467
   Nippon Rietec Co., Ltd...........................................................................    27,000     126,233
  #Nippon Road Co., Ltd. (The)...................................................................... 2,090,000   8,191,010
   Nippon Seiki Co., Ltd............................................................................    30,000     378,428
   Nippon Seisen Co., Ltd...........................................................................     5,000      24,990
  *Nippon Signal Co., Ltd...........................................................................     2,100      13,393
  #Nippon Soda Co., Ltd............................................................................. 1,632,000   7,046,241
   Nippon Systemware Co., Ltd.......................................................................   199,100     804,564
   Nippon Tungsten Co., Ltd.........................................................................   182,000     383,491
 #*Nippon Yakin Kogyo Co., Ltd...................................................................... 2,795,500   4,409,332
   Nippon Yusoki Co., Ltd...........................................................................    36,000     112,760
   Nishikawa Rubber Co., Ltd........................................................................     1,000      10,144
   Nishimatsu Construction Co., Ltd................................................................. 7,232,073  15,560,178
  *Nishishiba Electric Co., Ltd.....................................................................   103,000     190,018
   Nissei Plastic Industrial Co., Ltd...............................................................    92,900     474,605
  *Nissha Printing Co., Ltd.........................................................................    19,600     221,488
   Nisshin Fudosan Co., Ltd.........................................................................   339,100   2,144,389
   Nisshin Oillio Group, Ltd. (The)................................................................. 1,298,000   5,451,657
  *Nisshin Steel Co., Ltd...........................................................................   480,000     673,698
   Nissin Corp......................................................................................   483,000   1,162,643
   Nissin Sugar Holdings Co., Ltd...................................................................   123,500   2,552,911
   Nissui Pharmaceutical Co., Ltd...................................................................   225,800   2,033,904
   Nittan Valve Co., Ltd............................................................................   177,800     604,374
   Nittetsu Mining Co., Ltd......................................................................... 1,942,000   8,263,034
  #Nitto FC Co., Ltd................................................................................   243,100   1,592,711
   Nitto Fuji Flour Milling Co., Ltd................................................................   370,000   1,371,205
   Nitto Kogyo Corp.................................................................................    28,200     409,636
   Nitto Seiko Co., Ltd.............................................................................    48,000     156,160
   Nohmi Bosai, Ltd.................................................................................   171,000   1,181,836
   Nomura Co., Ltd..................................................................................    46,000     171,105
  *Noritake Co., Ltd................................................................................    18,000      52,356
   Noritsu Koki Co., Ltd............................................................................   518,300   2,715,237
  *NS United Kaiun Kaisha, Ltd...................................................................... 1,171,000   1,879,622
  #Obayashi Road Corp...............................................................................   793,000   2,360,621
   Ogaki Kyoritsu Bank, Ltd. (The).................................................................. 1,862,000   6,371,061
   Ohara, Inc.......................................................................................    45,600     523,132
   Oie Sangyo Co., Ltd..............................................................................    11,100     115,223
   Oita Bank, Ltd. (The)............................................................................ 3,455,000   9,830,161
   Okabe Co., Ltd...................................................................................   486,200   3,067,705
 #*OKK Corp......................................................................................... 1,579,000   2,269,486
   Okumura Corp..................................................................................... 2,814,000  10,294,010
   Okura Industrial Co., Ltd........................................................................ 1,009,000   3,088,146
   Okuwa Co., Ltd...................................................................................   176,000   2,409,597
   Olympic Corp.....................................................................................   381,200   4,010,621
   ONO Sokki Co., Ltd...............................................................................     2,000       8,390
   Onoken Co., Ltd..................................................................................   296,300   2,415,691
   Origin Electric Co., Ltd.........................................................................     2,000       8,350
   Osaka Organic Chemical Industry, Ltd.............................................................   124,600     639,985
   Osaka Steel Co., Ltd.............................................................................   594,600  11,120,199
   Oyo Corp.........................................................................................   516,400   5,740,782
   P.S. Mitsubishi Construction Co., Ltd............................................................    37,100     180,121
   Pacific Industrial Co., Ltd...................................................................... 1,167,000   7,255,100

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Paltac Corp......................................................................................    48,000 $   701,206
  #Parco Co., Ltd...................................................................................    11,300     111,058
  #Penta-Ocean Construction Co., Ltd................................................................   641,000   1,883,636
   Piolax, Inc......................................................................................   244,000   5,951,887
   Pressance Corp...................................................................................     2,600      41,378
 #*Renown, Inc......................................................................................   816,460   1,265,638
   Rheon Automatic Machinery Co., Ltd...............................................................   304,000     792,976
   Rhythm Watch Co., Ltd............................................................................ 2,937,000   4,913,316
   Ricoh Leasing Co., Ltd...........................................................................   144,800   3,279,861
   Right On Co., Ltd................................................................................   168,200   1,563,324
   Riken Keiki Co., Ltd.............................................................................    91,900     645,187
   Riken Technos Corp...............................................................................   925,000   2,812,750
   Riken Vitamin Co., Ltd...........................................................................    21,500     631,234
   Riso Kagaku Corp.................................................................................   257,082   3,760,047
   Roland Corp......................................................................................   145,400   1,423,964
   Roland DG Corp...................................................................................       500       5,874
  #Round One Corp................................................................................... 1,681,700  11,002,239
   Ryoden Trading Co., Ltd..........................................................................   828,000   4,829,801
   Ryosan Co., Ltd..................................................................................   707,800  13,407,302
   Ryoyo Electro Corp...............................................................................   778,100   8,610,946
   S Foods, Inc.....................................................................................     6,000      52,527
   Sakai Chemical Industry Co., Ltd................................................................. 1,950,000   6,792,681
  #Sakai Heavy Industries, Ltd......................................................................   748,000   3,226,302
   Sakata INX Corp..................................................................................   207,000   1,063,110
   Sala Corp........................................................................................   264,000   1,746,904
   SAN HOLDINGS, Inc................................................................................    72,300   1,400,430
   San-Ai Oil Co., Ltd.............................................................................. 1,321,000   6,425,896
   Sangetsu Co., Ltd................................................................................    21,800     569,443
   San-in Godo Bank, Ltd. (The)..................................................................... 3,319,000  23,863,409
   Sanki Engineering Co., Ltd....................................................................... 1,508,000   7,894,660
   Sankyo Seiko Co., Ltd............................................................................   657,900   2,157,597
  *Sankyo-Tateyama Holdings, Inc.................................................................... 3,068,000   6,297,929
   Sanoh Industrial Co., Ltd........................................................................   274,600   2,137,139
   Sanritsu Corp....................................................................................   104,900     699,268
   Sanshin Electronics Co., Ltd.....................................................................   756,500   5,739,160
   Sanyo Engineering & Construction, Inc............................................................   195,000     690,195
  *Sanyo Housing Nagoya Co., Ltd....................................................................       152     147,816
  #Sanyo Industries, Ltd............................................................................   714,000   1,588,954
   Sanyo Shokai, Ltd................................................................................   796,000   2,255,918
   Sapporo Hokuyo Holdings, Inc..................................................................... 2,648,400   9,251,178
   Sato Shoji Corp..................................................................................   164,400   1,201,727
   Satori Electric Co., Ltd.........................................................................   270,560   1,690,251
  #Saxa Holdings, Inc............................................................................... 1,098,000   2,284,524
   Scroll Corp......................................................................................   647,500   2,621,411
   Seibu Electric Industry Co., Ltd.................................................................   316,000   1,400,341
   Seino Holdings Co., Ltd.......................................................................... 2,106,119  14,589,230
   Sekisui Jushi Co., Ltd...........................................................................   575,000   5,649,130
   Sekisui Plastics Co., Ltd........................................................................ 1,166,000   4,033,352
  #Senko Co., Ltd................................................................................... 1,542,000   6,758,523
   Senshu Electric Co., Ltd.........................................................................    39,000     537,520
  #Senshukai Co., Ltd...............................................................................   310,000   2,260,069
   Shibusawa Warehouse Co., Ltd.....................................................................   118,000     349,444
   Shibuya Kogyo Co., Ltd...........................................................................    88,200   1,007,960
   Shiga Bank, Ltd..................................................................................   166,000     948,434
   Shikibo, Ltd..................................................................................... 3,326,000   4,067,998
   Shikoku Bank, Ltd................................................................................ 1,347,000   4,901,155
   Shima Seiki Manufacturing Co., Ltd...............................................................     6,400     118,718
   Shimachu Co., Ltd................................................................................   683,400  15,395,169
   Shimizu Bank, Ltd................................................................................   196,100   7,152,611
   Shin Nippon Air Technologies Co., Ltd............................................................   319,120   1,934,905
   Shinagawa Refractories Co., Ltd..................................................................   869,000   2,223,935

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   Shin-Etsu Polymer Co., Ltd.......................................................................   343,000 $ 1,626,805
  #Shinkawa, Ltd....................................................................................   208,700   1,110,515
  #Shinko Electric Industries Co., Ltd..............................................................   318,800   2,979,932
   Shinko Shoji Co., Ltd............................................................................   475,000   3,988,236
  #Shinko Wire Co., Ltd.............................................................................   524,000     941,833
   Shinmaywa Industries, Ltd........................................................................ 2,777,000  13,434,899
   Shinnihon Corp...................................................................................   328,500     865,244
   Shobunsha Publications, Inc......................................................................    54,500     402,606
  #Shoei Foods Corp.................................................................................   177,000   1,261,657
   Showa Corp....................................................................................... 1,284,500  11,211,984
   Sinanen Co., Ltd.................................................................................   903,000   4,020,890
   Sintokogio, Ltd..................................................................................   404,200   4,243,685
   SKY Perfect JSAT Holdings, Inc...................................................................     9,244   4,025,954
   SNT Corp.........................................................................................   635,600   3,915,299
   Soda Nikka Co., Ltd..............................................................................   328,000   1,477,867
   Soft99 Corp......................................................................................    29,700     188,777
   Sohgo Security Services Co., Ltd.................................................................   102,100   1,174,504
   Somar Corp.......................................................................................   191,000     470,708
   Sonton Food Industry Co., Ltd....................................................................   112,000     963,934
   Space Co., Ltd...................................................................................    46,860     304,013
   SPK Corp.........................................................................................     2,900      52,376
   Subaru Enterprise Co., Ltd.......................................................................   247,000     803,891
   Sugimoto & Co., Ltd..............................................................................   110,300   1,055,151
   Sumikin Bussan Corp..............................................................................   729,000   1,865,927
   Suminoe Textile Co., Ltd......................................................................... 1,297,000   2,645,423
   Sumitomo Densetsu Co., Ltd.......................................................................   449,500   3,443,776
   Sumitomo Osaka Cement Co., Ltd................................................................... 1,135,000   3,440,494
   Sumitomo Pipe & Tube Co., Ltd....................................................................   617,300   5,930,832
   Sumitomo Warehouse Co., Ltd......................................................................   549,000   2,623,133
   Suzuden Corp.....................................................................................     2,100      13,353
  #SWCC Showa Holdings Co., Ltd..................................................................... 6,136,000   5,580,392
   Tachibana Eletech Co., Ltd.......................................................................   260,600   2,290,537
   Tachikawa Corp...................................................................................   188,400   1,075,940
   Tachi-S Co., Ltd.................................................................................    41,810     799,300
   Taihei Dengyo Kaisha, Ltd........................................................................   724,000   6,041,897
   Taihei Kogyo Co., Ltd............................................................................   451,000   2,366,650
   Taiheiyo Kouhatsu, Inc........................................................................... 1,881,000   2,000,930
   Taiho Kogyo Co., Ltd.............................................................................   438,800   5,646,209
  #Taiko Bank, Ltd. (The)...........................................................................   169,000     481,660
  #Taiyo Yuden Co., Ltd.............................................................................   178,500   1,909,065
   Takachiho Koheki Co., Ltd........................................................................       400       4,471
 #*Takagi Securities Co., Ltd.......................................................................   596,000     755,849
   Takamatsu Construction Group Co., Ltd............................................................    47,000     805,032
   Takano Co., Ltd..................................................................................   299,300   1,655,401
   Takara Printing Co., Ltd.........................................................................       800       6,575
   Takara Standard Co., Ltd......................................................................... 1,057,000   7,838,900
   Takasago Thermal Engineering Co., Ltd............................................................   465,800   3,659,611
   Take & Give Needs Co., Ltd.......................................................................    17,841   2,052,178
   Takigami Steel Construction Co., Ltd.............................................................   194,000     583,493
   Takiron Co., Ltd................................................................................. 1,041,000   3,665,280
  #Tamura Corp...................................................................................... 1,060,948   2,911,041
   Tayca Corp.......................................................................................   777,000   2,760,293
   TBK Co., Ltd.....................................................................................   473,000   3,060,098
   TECHNO ASSOCIE Co., Ltd..........................................................................   171,900   1,451,419
  #Techno Ryowa, Ltd................................................................................   229,770   1,207,595
   Teikoku Tsushin Kogyo Co., Ltd...................................................................   675,000   1,209,127
 #*Tekken Corp...................................................................................... 3,013,000   4,400,314
  *Ten Allied Co., Ltd..............................................................................   172,700     564,453
   Tenma Corp.......................................................................................   573,900   6,417,171
   Teraoka Seisakusho Co., Ltd......................................................................   169,800     756,330
   Tigers Polymer Corp..............................................................................   318,800   1,344,677

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- -----------
JAPAN -- (Continued)
   TOA Corp......................................................................................... 5,695,000 $10,307,995
   Toa Oil Co., Ltd.................................................................................   798,000     956,121
   TOA ROAD Corp....................................................................................   923,000   2,783,151
   Toabo Corp.......................................................................................    37,000      27,255
   Toagosei Co., Ltd................................................................................   235,000   1,017,404
   Tochigi Bank, Ltd................................................................................ 2,667,000   9,128,073
   Toda Corp........................................................................................ 4,779,000  15,267,734
   Toei Co., Ltd....................................................................................   140,000     729,260
   Toenec Corp...................................................................................... 1,091,000   6,345,804
   Toho Bank, Ltd................................................................................... 3,665,000  11,788,111
   Toho Holdings Co., Ltd...........................................................................    60,900   1,183,708
   Tohoku Bank, Ltd. (The).......................................................................... 1,451,000   2,301,417
   Tohto Suisan Co., Ltd............................................................................   807,000   1,527,973
  *TOKAI KANKO Co., Ltd.............................................................................     9,000       2,605
   Tokai Lease Co., Ltd.............................................................................   568,000   1,347,881
   Tokai Tokyo Financial Holdings, Inc..............................................................   136,000     484,361
  #Toko Electric Corp...............................................................................   191,000     880,276
   Tokushu Tokai Paper Co., Ltd..................................................................... 1,414,220   3,832,040
  #Tokuyama Corp.................................................................................... 8,175,000  25,556,906
   Tokyo Energy & Systems, Inc......................................................................   595,000   3,631,861
   TOKYO KEIKI, Inc.................................................................................   376,000     797,620
  #Tokyo Ohka Kogyo Co., Ltd........................................................................   365,000   7,850,121
  *Tokyo Rope Manufacturing Co., Ltd................................................................    34,000      69,947
   Tokyo Sangyo Co., Ltd............................................................................   514,500   1,984,903
   Tokyo Soir Co., Ltd..............................................................................   169,000     428,655
   Tokyo Steel Manufacturing Co., Ltd............................................................... 2,629,200  19,950,986
  *Tokyo Tatemono Co., Ltd.......................................................................... 3,886,000  14,349,267
   Tokyo Tekko Co., Ltd.............................................................................   794,000   2,670,621
   Tokyo Tomin Bank, Ltd............................................................................   461,600   5,269,254
   Tokyotokeiba Co., Ltd............................................................................    89,000     131,231
  *Tokyu Recreation Co., Ltd........................................................................   289,000   1,719,197
   Toli Corp........................................................................................   978,000   2,031,967
   Tomato Bank, Ltd................................................................................. 1,195,000   2,162,840
   Tomen Devices Corp...............................................................................       500      12,707
   Tomen Electronics Corp...........................................................................   238,900   3,533,980
  #Tomoe Corp.......................................................................................   912,000   3,628,550
   Tomoku Co., Ltd.................................................................................. 1,181,000   3,430,381
   TOMONY Holdings, Inc............................................................................. 2,913,500  13,320,438
   Tonami Holdings Co., Ltd......................................................................... 1,540,000   3,539,084
   Toppan Forms Co., Ltd............................................................................   499,800   4,494,965
   Topre Corp.......................................................................................   261,500   2,460,965
   Topy Industries, Ltd............................................................................. 2,534,000   7,810,225
   Torii Pharmaceutical Co., Ltd....................................................................   323,100   6,058,455
   Tosei Corp.......................................................................................     3,348   1,345,483
   Tosho Printing Co., Ltd..........................................................................   783,000   1,525,601
 #*Totenko Co., Ltd.................................................................................   245,000     468,602
   Totetsu Kogyo Co., Ltd...........................................................................   536,000   5,730,315
   Tottori Bank, Ltd................................................................................ 1,054,000   2,125,765
   Touei Housing Corp...............................................................................    54,600     546,254
   Towa Bank, Ltd...................................................................................   871,000     945,397
   Towa Corp........................................................................................       300       1,680
   Toyo Ink SC Holdings Co., Ltd.................................................................... 1,149,000   4,596,076
   Toyo Kohan Co., Ltd.............................................................................. 2,110,000   7,579,036
   Toyo Securities Co., Ltd.........................................................................   891,000   2,159,075
   Toyo Tire & Rubber Co., Ltd...................................................................... 2,296,000   6,259,324
  #Toyo Wharf & Warehouse Co., Ltd..................................................................   980,000   1,692,137
   Trusco Nakayama Corp.............................................................................   199,400   4,229,310
   TSI Holdings Co., Ltd............................................................................ 2,236,820  11,467,069
   Tsubakimoto Kogyo Co., Ltd.......................................................................    33,000     103,697
 #*Tsudakoma Corp...................................................................................   872,000   1,843,044
   Tsukishima Kikai Co., Ltd........................................................................   393,000   3,335,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES      VALUE++
                                                                                                     --------- --------------
JAPAN -- (Continued)
   Tsukuba Bank, Ltd................................................................................   873,167 $    2,802,368
   Tsurumi Manufacturing Co., Ltd...................................................................   296,000      2,517,048
   Tsutsumi Jewelry Co., Ltd........................................................................   264,300      7,731,220
   Tsuzuki Denki Co., Ltd...........................................................................   372,000      3,023,425
   TTK Co., Ltd.....................................................................................   136,000        668,821
   TV Asahi Corp....................................................................................     1,270      1,896,887
   TV Tokyo Holdings Corp...........................................................................    64,200        838,653
   TYK Corp.........................................................................................   690,000      1,712,770
   Uchida Yoko Co., Ltd............................................................................. 1,122,000      3,608,302
   Ueki Corp........................................................................................   134,000        309,516
   UKC Holdings Corp................................................................................    65,500        902,298
 #*Ulvac, Inc.......................................................................................   517,100      4,149,007
   Uniden Corp...................................................................................... 1,639,000      6,036,752
   U-Shin, Ltd......................................................................................   552,700      4,147,763
   Vital KSK Holdings, Inc..........................................................................   322,600      2,948,689
 #*Wakachiku Construction Co., Ltd..................................................................   251,000        313,948
   Warabeya Nichiyo Co., Ltd........................................................................   183,900      3,008,647
   Watabe Wedding Corp..............................................................................    15,600        146,670
   Wood One Co., Ltd................................................................................   548,000      2,256,738
   Y. A. C. Co., Ltd................................................................................    45,400        356,878
   Yachiyo Bank, Ltd. (The).........................................................................    85,475      1,939,318
   Yaizu Suisankagaku Industry Co., Ltd.............................................................     3,300         32,354
   Yamabiko Corp....................................................................................   163,874      2,665,132
   Yamagata Bank, Ltd............................................................................... 1,711,000      7,869,949
 #*Yamaichi Electronics Co., Ltd....................................................................   236,900        535,285
   Yamanashi Chuo Bank, Ltd......................................................................... 2,630,000     10,961,409
   Yamato Corp......................................................................................   336,000      1,323,661
   Yamaura Corp.....................................................................................   155,500        470,402
   Yamazawa Co., Ltd................................................................................     2,200         39,929
   Yasuda Warehouse Co., Ltd. (The).................................................................   160,300      1,029,034
   Yellow Hat, Ltd..................................................................................   329,400      5,713,640
   Yodogawa Steel Works, Ltd........................................................................ 3,691,000     14,702,177
   Yokogawa Bridge Holdings Corp....................................................................   633,000      4,353,174
   Yokohama Reito Co., Ltd.......................................................................... 1,144,500      8,937,031
   Yokowo Co., Ltd..................................................................................     1,500          8,912
   Yondenko Corp....................................................................................   443,650      1,827,248
   Yonekyu Corp.....................................................................................   269,500      2,590,770
   Yonex Co., Ltd...................................................................................   149,000      1,006,256
   Yuasa Funashoku Co., Ltd.........................................................................   532,000      1,265,149
   Yurtec Corp...................................................................................... 1,093,000      5,192,457
   Zuken, Inc.......................................................................................    37,800        299,502
                                                                                                               --------------
TOTAL JAPAN.........................................................................................            2,077,789,198
                                                                                                               --------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad...............................................................................   130,000             --
                                                                                                               --------------
NETHERLANDS -- (1.4%)
  *AMG Advanced Metallurgical Group NV..............................................................    20,650        210,391
   APERAM NV........................................................................................   837,887     14,192,976
  *Ballast Nedam NV.................................................................................     8,183        140,941
   Batenburg Techniek NV............................................................................     6,890        147,044
  #BE Semiconductor Industries NV...................................................................   741,426      5,916,814
  *Crown Van Gelder NV..............................................................................    47,654        301,156
  #CSM NV...........................................................................................   821,239     11,592,315
   Delta Lloyd NV...................................................................................   603,913     10,185,151
  *Grontmij NV......................................................................................    79,134        545,454
   Heijmans NV......................................................................................   347,936      3,419,279
   Hunter Douglas NV................................................................................       162          6,961
   ICT Automatisering NV............................................................................     3,364         12,004
 #*Kardan NV........................................................................................   205,598        313,976
   KAS Bank NV......................................................................................   231,046      2,521,994

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

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CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
NETHERLANDS -- (Continued)
   Kendrion NV......................................................................................      7,984 $    191,918
   Koninklijke Bam Groep NV.........................................................................  5,508,427   19,609,326
   Koninklijke Ten Cate NV..........................................................................    111,656    3,409,066
  #Koninklijke Wessanen NV..........................................................................    628,402    1,877,772
  *LBi International NV.............................................................................     16,089       56,811
   Macintosh Retail Group NV........................................................................      7,213       89,414
   Nutreco NV.......................................................................................    131,265    9,539,963
 #*Ordina NV........................................................................................  1,375,336    1,631,831
  *Qurius NV........................................................................................     83,957       12,774
   Royal Reesink NV.................................................................................      1,570      168,400
  *SNS Reaal Groep NV...............................................................................  3,546,913    7,010,167
   Telegraaf Media Groep NV.........................................................................     78,837      970,524
   TKH Group NV.....................................................................................     48,950    1,292,253
  *TomTom NV........................................................................................  1,631,099    8,134,643
   USG People NV....................................................................................  1,498,670   14,178,216
  *Van Lanschot NV..................................................................................         57        1,472
  *Wavin NV.........................................................................................    595,417    8,276,171
  *Xeikon NV........................................................................................     67,100      256,415
                                                                                                                ------------
TOTAL NETHERLANDS...................................................................................             126,213,592
                                                                                                                ------------
NEW ZEALAND -- (0.4%)
   Air New Zealand, Ltd.............................................................................  8,569,132    6,229,959
   Auckland International Airport, Ltd..............................................................  1,021,473    2,110,018
   CDL Investments (New Zealand), Ltd...............................................................    866,651      262,254
   Colonial Motor Co., Ltd..........................................................................    243,551      616,427
  *Ebos Group, Ltd..................................................................................      2,000       12,506
  *Fisher & Paykel Appliances Holdings, Ltd......................................................... 12,648,912    5,560,933
  #Fletcher Building, Ltd...........................................................................    496,842    2,528,886
  *Heartland New Zealand, Ltd.......................................................................    560,881      265,929
   Millennium & Copthorne Hotels (New Zealand), Ltd.................................................  3,112,559    1,095,326
   New Zealand Oil & Gas, Ltd.......................................................................  1,782,293    1,120,284
   New Zealand Refining Co., Ltd....................................................................      8,584       20,118
   Northland Port Corp. (New Zealand), Ltd..........................................................     24,300       39,724
  #Nuplex Industries, Ltd...........................................................................  2,203,930    4,822,070
   Port of Tauranga, Ltd............................................................................     17,080      160,529
  *Pyne Gould Guinness, Ltd.........................................................................  1,790,193      569,885
  *Rakon, Ltd.......................................................................................    971,734      380,623
  *Richina Pacific, Ltd.............................................................................    832,183      244,986
  *Rubicon, Ltd.....................................................................................  2,825,476      896,078
  #Sanford, Ltd.....................................................................................  1,099,644    3,589,514
   Sky Network Television, Ltd......................................................................    145,868      650,112
   Steel & Tube Holdings, Ltd.......................................................................      3,138        5,918
  *Tenon, Ltd.......................................................................................    346,687      210,276
   Tourism Holdings, Ltd............................................................................    870,292      433,200
   Tower, Ltd.......................................................................................  3,559,305    4,797,245
                                                                                                                ------------
TOTAL NEW ZEALAND...................................................................................              36,622,800
                                                                                                                ------------
NORWAY -- (1.1%)
   Aker ASA Series A................................................................................    114,190    3,734,408
  *Aktiv Kapital ASA................................................................................    171,389      901,041
  *Archer, Ltd......................................................................................    987,555    2,065,478
   Austevoll Seafood ASA............................................................................    403,714    1,479,583
   Bonheur ASA......................................................................................    219,385    4,929,740
   BW Offshore, Ltd.................................................................................  1,187,812    1,649,935
   BWG Homes ASA....................................................................................    568,999    1,158,453
   Cermaq ASA.......................................................................................    170,416    2,328,737
  *Det Norske Oljeselskap ASA.......................................................................    145,720    2,096,992
  *Dockwise, Ltd....................................................................................    182,352    3,623,245
 #*DOF ASA..........................................................................................    425,047    2,967,145
  *Eltek ASA........................................................................................  1,475,645      985,834
  *EVRY ASA.........................................................................................    204,752      462,779

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
NORWAY -- (Continued)
   Farstad Shipping ASA.............................................................................    207,596 $  6,170,063
 #*Frontline, Ltd...................................................................................    560,621    3,720,719
   Ganger Rolf ASA..................................................................................    402,700    8,210,338
   Golden Ocean Group, Ltd..........................................................................  1,822,638    1,651,714
  *Grieg Seafood ASA................................................................................     41,940       43,753
  *Havila Shipping ASA..............................................................................     28,300      254,021
  *Kongsberg Automotive Holding ASA.................................................................  5,767,348    2,013,899
   Kongsberg Gruppen ASA............................................................................        952       18,382
 #*Norske Skogindustrier ASA Series A...............................................................  3,397,443    3,396,241
  *Norwegian Energy Co. ASA.........................................................................  2,988,778    3,756,547
   Odfjell ASA Series A.............................................................................    244,102    1,480,400
  *Panoro Energy ASA................................................................................    518,673      360,716
  *Renewable Energy Corp. ASA.......................................................................  7,500,920    4,285,612
  *Scana Industrier ASA.............................................................................     38,736       13,501
  *Sevan Marine ASA.................................................................................    597,840    1,411,373
  *Siem Offshore, Inc. ASA..........................................................................    359,361      678,305
   Solstad Offshore ASA.............................................................................    359,156    6,754,376
  *Songa Offshore SE................................................................................  3,211,043   11,070,219
   SpareBanken 1 SMN................................................................................  1,891,369   11,700,531
   Stolt-Nielsen, Ltd...............................................................................      5,773      103,224
 #*TTS Marine ASA...................................................................................     66,874      207,932
   Wilh Wilhelmsen Holding ASA......................................................................    253,114    6,426,883
                                                                                                                ------------
TOTAL NORWAY........................................................................................             102,112,119
                                                                                                                ------------
PORTUGAL -- (0.2%)
 #*Banco Comercial Portugues SA..................................................................... 62,032,131    8,707,260
  *Banif SGPS SA....................................................................................  1,886,678      424,447
   Corticeira Amorim SGPS SA........................................................................  2,107,868    3,878,664
  *INAPA--Investimentos Participacoes e Gestao SA...................................................  1,856,827      344,350
  *Martifer SGPS SA.................................................................................     73,435       90,581
  *Papelaria Fernandes-Industria e Comercia SA......................................................      2,000           --
  *ParaRede SGPS SA.................................................................................    576,327       83,677
  *Sociedade de Investimento e Gestao SGPS SA.......................................................    105,863      761,264
  *Sonae Capital SGPS SA............................................................................    189,625       47,702
  *Sonae Industria SGPS SA..........................................................................  1,344,888    1,037,544
   Sonaecom SGPS SA.................................................................................  1,260,138    2,022,429
  *Sumol & Compal SA................................................................................     55,997       87,567
   Teixeira Duarte SA...............................................................................      4,876        1,354
                                                                                                                ------------
TOTAL PORTUGAL......................................................................................              17,486,839
                                                                                                                ------------
SINGAPORE -- (1.3%)
  *Abterra, Ltd.....................................................................................     52,000       22,737
  #ASL Marine Holdings, Ltd.........................................................................    736,800      377,342
   Bonvests Holdings, Ltd...........................................................................  1,338,280    1,037,634
  #Broadway Industrial Group, Ltd...................................................................  2,245,000      777,329
   Brothers Holdings, Ltd...........................................................................    272,078       37,329
  *China Energy, Ltd................................................................................    619,000       27,386
   China Merchants Holdings Pacific, Ltd............................................................    997,000      574,698
   China Sunsine Chemical Holdings, Ltd.............................................................     59,000       12,132
   Chip Eng Seng Corp., Ltd.........................................................................  6,982,198    2,757,903
   Chuan Hup Holdings, Ltd..........................................................................  7,757,000    1,473,540
   Creative Technology, Ltd.........................................................................    897,800    2,871,810
  *Delong Holdings, Ltd.............................................................................    602,000      146,222
  *DMX Technologies Group, Ltd......................................................................    744,000      146,667
   EnGro Corp, Ltd..................................................................................    115,500       77,700
  *euNetworks Group, Ltd............................................................................    134,000        1,831
  *Excel Machine Tools, Ltd.........................................................................    473,000           --
 #*Ezra Holdings, Ltd...............................................................................  1,408,000    1,143,891
  *Federal International 2000, Ltd..................................................................     89,062        3,100
   GK Goh Holdings, Ltd.............................................................................  2,295,000    1,409,550
   GP Batteries International, Ltd..................................................................    259,000      213,090

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES    VALUE++
                                                                                                     ---------- ----------
SINGAPORE -- (Continued)
   GP Industries, Ltd...............................................................................  2,278,808 $  763,765
   Guthrie GTS, Ltd.................................................................................  2,484,000  1,299,827
   Ho Bee Investment, Ltd...........................................................................  5,576,000  6,202,818
  *Hong Fok Corp., Ltd..............................................................................  5,200,000  1,800,390
   Hong Leong Asia, Ltd.............................................................................     34,000     50,243
  #Hotel Grand Central, Ltd.........................................................................  2,335,174  1,598,130
  #Hotel Properties, Ltd............................................................................  2,213,500  3,476,876
   Hour Glass, Ltd..................................................................................    650,320    718,023
  *Huan Hsin Holdings, Ltd..........................................................................    852,000     69,142
   HupSteel, Ltd....................................................................................     29,000      4,562
   Hwa Hong Corp., Ltd..............................................................................  1,360,000    439,344
   InnoTek, Ltd.....................................................................................  4,155,000  1,671,556
  *IPC Corp., Ltd...................................................................................  1,861,000    260,896
   Isetan (Singapore), Ltd..........................................................................    171,000    502,982
  *Jaya Holdings, Ltd...............................................................................  2,013,000    921,490
  *JES International Holdings, Ltd..................................................................  4,195,000    586,717
  *Jurong Technologies Industrial Corp., Ltd........................................................  3,391,000         --
   K1 Ventures, Ltd................................................................................. 14,497,000  1,119,492
   Kian Ann Engineering, Ltd........................................................................    111,500     20,228
  *Lafe Corp., Ltd..................................................................................    628,200     42,762
   LC Development, Ltd..............................................................................  5,789,960    727,123
   Lee Kim Tah Holdings, Ltd........................................................................  2,313,000  1,305,663
   Li Heng Chemical Fibre Technologies, Ltd......................................................... 11,463,000  1,416,456
   Lion Asiapac, Ltd................................................................................  1,023,000    160,493
   Lum Chang Holdings, Ltd..........................................................................  1,311,000    322,487
   Memtech International, Ltd.......................................................................  2,738,000    198,658
  *Mercator Lines Singapore, Ltd....................................................................    777,000     95,102
  #Metro Holdings, Ltd.............................................................................. 10,849,960  6,648,660
   Midas Holdings, Ltd..............................................................................  2,934,000    859,799
   NSL, Ltd.........................................................................................    671,000    823,666
  *Oceanus Group, Ltd............................................................................... 24,337,000  1,543,273
   Orchard Parade Holdings, Ltd.....................................................................  4,627,482  6,537,567
   Otto Marine, Ltd.................................................................................  6,388,500    539,855
 #*Overseas Union Enterprise, Ltd...................................................................    431,000    816,831
   Pan Pacific Hotels Group, Ltd....................................................................    764,000  1,092,701
  *Penguin International, Ltd.......................................................................    863,250     62,467
   Popular Holdings, Ltd............................................................................  8,001,250  1,203,454
   PSC Corp., Ltd...................................................................................  6,729,043  1,685,624
   QAF, Ltd.........................................................................................  3,436,808  2,008,012
   Raffles Education Corp., Ltd.....................................................................  4,578,000  1,545,664
  *S i2i, Ltd....................................................................................... 19,724,000    540,270
   San Teh, Ltd.....................................................................................  1,017,800    245,936
  *Sapphire Corp., Ltd..............................................................................    657,000     82,239
   SC Global Developments, Ltd......................................................................    237,000    201,415
  *Sinarmas Land, Ltd...............................................................................    166,000     41,966
   Sing Investments & Finance, Ltd..................................................................     84,000    110,308
   Singapore Land, Ltd..............................................................................  1,158,806  5,557,068
   Singapore Reinsurance Corp., Ltd.................................................................  3,080,110    625,162
   Singapore Shipping Corp., Ltd....................................................................  1,774,000    284,674
   Singapura Finance, Ltd...........................................................................    105,000    131,352
   Sinostar PEC Holdings, Ltd.......................................................................     50,000      6,658
  *Sinotel Technologies, Ltd........................................................................  3,117,250    285,271
   Stamford Land Corp., Ltd.........................................................................  3,882,000  1,719,815
   Sunningdale Tech, Ltd............................................................................  8,280,000    839,634
  *Sunvic Chemical Holdings, Ltd....................................................................  4,946,000  1,353,235
  *Swiber Holdings, Ltd.............................................................................  7,511,000  3,531,867
   Tat Hong Holdings, Ltd...........................................................................    795,000    676,139
   Thakral Corp., Ltd...............................................................................  1,130,000     28,174
   Tiong Woon Corp. Holding, Ltd....................................................................  2,798,500    553,250
  #Tuan Sing Holdings, Ltd.......................................................................... 16,768,101  3,909,301
   United Engineers, Ltd............................................................................  3,819,666  7,728,060

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
SINGAPORE -- (Continued)
   United Industrial Corp., Ltd.....................................................................  4,574,946 $ 10,232,365
   WBL Corp., Ltd...................................................................................    177,500      490,568
   Wheelock Properties, Ltd.........................................................................  2,365,000    3,295,023
   Wing Tai Holdings, Ltd........................................................................... 10,539,800   10,056,947
   YHI International, Ltd...........................................................................     31,000        8,869
                                                                                                                ------------
TOTAL SINGAPORE.....................................................................................             116,790,255
                                                                                                                ------------
SPAIN -- (1.2%)
 #*Abengoa SA.......................................................................................    169,323    2,591,846
  *Adolfo Dominguez SA..............................................................................     17,934       97,636
  *Banco Espanol de Credito SA......................................................................     73,936      278,118
   Banco Popular Espanol SA.........................................................................    484,865    1,550,552
  #Bankinter SA.....................................................................................  5,008,248   22,342,074
  *Baron de Ley SA..................................................................................     22,793    1,266,616
   Caja de Ahorros del Mediterraneo SA..............................................................    298,813           --
  #Campofrio Food Group SA..........................................................................     81,982      684,800
 #*Cementos Portland Valderrivas SA.................................................................    190,804    1,349,166
  *Corporacion Dermoestetica SA.....................................................................     41,543       20,346
  *Deoleo SA........................................................................................  7,082,023    3,238,454
   Dinamia Capital Privado Sociedad de Capital Riesgo SA............................................     44,695      223,492
  *Dogi International Fabrics SA....................................................................    191,727      162,425
   Ebro Foods SA....................................................................................    289,762    5,126,576
  *Ercros SA........................................................................................  1,595,559      896,451
  *Espanola del Zinc SA.............................................................................     53,703       74,641
  *Fersa Energias Renovables SA.....................................................................    264,005      161,550
   Fluidra SA.......................................................................................     79,918      228,043
  #Fomento de Construcciones y Contratas SA.........................................................    306,829    5,249,651
   Gamesa Corp Tecnologica SA.......................................................................  5,417,075   14,757,603
   Grupo Catalana Occidente SA......................................................................     77,775    1,093,918
   Grupo Empresarial Ence SA........................................................................  3,518,396    8,267,497
 #*Grupo Ezentis SA.................................................................................  1,147,851      232,039
  *Grupo Tavex SA...................................................................................    387,017      173,691
   Iberpapel Gestion SA.............................................................................    106,582    1,803,097
 #*La Seda de Barcelona SA Series B.................................................................    272,382        6,491
   Lingotes Especiales SA...........................................................................      1,842        6,915
  #Melia Hotels International SA....................................................................  1,123,579    6,718,781
   Miquel y Costas & Miquel SA......................................................................     28,852      804,560
  *Natra SA.........................................................................................     14,540       18,336
 #*NH Hoteles SA....................................................................................  2,970,944    9,778,116
  *Nicolas Correa SA................................................................................    108,221      123,991
   Papeles y Cartones de Europa SA..................................................................    610,677    1,957,032
   Pescanova SA.....................................................................................    191,709    5,776,019
 #*Promotora de Informaciones SA Series A...........................................................  6,778,494    3,280,121
  *Realia Business SA...............................................................................    635,554      709,870
  #Sacyr Vallehermoso SA............................................................................  2,384,110    4,308,880
  *Service Point Solutions SA.......................................................................    852,432      157,052
 #*Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA...................................  1,013,542    1,072,020
   Solaria Energia y Medio Ambiente SA..............................................................    934,950      868,308
   Telecomunicaciones y Energia SA..................................................................     27,445       62,749
  *Tubacex SA.......................................................................................      8,985       22,678
   Unipapel SA......................................................................................    156,648    1,992,299
   Vidrala SA.......................................................................................        350        8,523
  *Vocento SA.......................................................................................     14,029       35,066
  *Vueling Airlines SA..............................................................................    271,591    1,724,675
                                                                                                                ------------
TOTAL SPAIN.........................................................................................             111,302,764
                                                                                                                ------------
SWEDEN -- (3.1%)
   Acando AB........................................................................................    886,208    1,926,544
  #AddNode AB.......................................................................................     27,772      150,037
   AF AB Series B...................................................................................     59,072    1,194,207
 #*Alliance Oil Co., Ltd. SDR.......................................................................  1,214,892   11,402,508

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
SWEDEN -- (Continued)
  *Anoto Group AB...................................................................................    295,528 $   116,860
  *Arise Windpower AB...............................................................................     30,179     150,267
   B&B Tools AB Series B............................................................................     86,437     769,871
  *BE Group AB......................................................................................     72,365     254,845
   Beijer Alma AB...................................................................................     52,505     952,297
   Bilia AB Series A................................................................................    332,135   6,386,880
   Billerud AB......................................................................................  2,337,226  22,627,490
   Biotage AB.......................................................................................    890,281     971,074
   Bong Ljungdahl AB................................................................................     64,100     129,458
 #*Bure Equity AB...................................................................................    931,669   2,590,157
   Cantena AB.......................................................................................    107,613     976,759
  *Catella AB (4770741).............................................................................    384,993     418,975
  *Catella AB (4770752).............................................................................     10,751      11,582
  *Cloetta AB.......................................................................................     35,712      79,415
  *Concentric AB....................................................................................    727,531   6,551,530
   Concordia Maritime AB Series B...................................................................    405,128     762,865
  *Consilium AB Series B............................................................................      2,659       6,134
   CyberCom Group AB................................................................................    105,972     193,059
   Duni AB..........................................................................................     38,033     349,054
   East Capital Explorer AB.........................................................................     91,353     710,300
   Elos AB..........................................................................................     29,400     180,836
  *Enea AB..........................................................................................      6,317      36,895
  *Enea AB Redemption Shares........................................................................      6,317       7,472
 #*Eniro AB.........................................................................................  2,012,470   3,299,162
   G & L Beijer AB Series B.........................................................................     93,341   3,508,687
  *Geveko AB........................................................................................      4,861       3,974
  *Global Health Partner AB.........................................................................      5,149       5,295
  *Gotenehus Group AB...............................................................................      5,450       6,414
   Gunnebo AB.......................................................................................     67,029     291,840
  *Hakon Invest AB..................................................................................        360       5,257
  #Haldex AB........................................................................................  1,227,419   7,662,179
   Hexpol AB........................................................................................      4,276     158,535
  #Holmen AB Series B...............................................................................  1,273,311  33,821,382
   Husqvarna AB Series A............................................................................      3,884      22,335
   Husqvarna AB Series B............................................................................      2,879      16,576
  #Industrial & Financial Systems AB Series B.......................................................     78,161   1,339,767
   Intellecta AB Series B...........................................................................      8,664      49,949
  #KNOW IT AB.......................................................................................     76,561     722,948
   Lagercrantz Group AB Series B....................................................................    214,211   1,755,091
  *Lindab International AB..........................................................................    132,671   1,081,968
   Meda AB Series A.................................................................................  1,632,882  16,148,245
 #*Micronic Mydata AB...............................................................................  1,744,849   3,878,939
   MQ Holding AB....................................................................................     70,127     261,437
   NCC AB Series B..................................................................................    543,348  10,678,699
   New Wave Group AB Series B.......................................................................  1,030,527   4,507,994
  *Nobia AB.........................................................................................    191,340     767,650
  #Nolato AB Series B...............................................................................    164,956   1,668,670
  *Observer AB......................................................................................     10,951      63,861
   OEM International AB Series B....................................................................     24,742     270,353
  *PA Resources AB.................................................................................. 15,454,377   3,623,596
  *Partnertech AB...................................................................................     35,254     172,829
   Peab AB Series B.................................................................................    347,761   1,814,677
  #Pricer AB Series B...............................................................................    100,890     183,100
   ProAct IT Group AB...............................................................................     87,288   1,534,300
 #*Rederi AB Transatlantic..........................................................................    482,452     641,542
  *RNB Retail & Brands AB...........................................................................  1,260,689     540,172
  #Rottneros AB.....................................................................................  1,024,940     350,611
  #Saab AB Series B.................................................................................    485,066   8,067,235
 #*SAS AB...........................................................................................  3,563,168   4,393,482
  *Semcon AB........................................................................................     13,958     103,080
   SSAB AB Series A.................................................................................  1,959,685  19,978,625

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                      SHARES     VALUE++
                                                                                                     --------- ------------
SWEDEN -- (Continued)
   SSAB AB Series B.................................................................................   377,589 $  3,335,660
  *Studsvik AB......................................................................................    40,285      250,488
  *Swedish Orphan Biovitrum AB...................................................................... 1,213,689    3,952,908
  #Trelleborg AB Series B........................................................................... 6,786,568   77,816,853
                                                                                                               ------------
TOTAL SWEDEN........................................................................................            278,663,736
                                                                                                               ------------
SWITZERLAND -- (4.2%)
   Acino Holding AG.................................................................................    37,576    4,928,323
   AFG Arbonia-Forster Holding AG...................................................................   234,526    4,909,096
  *Allreal Holding AG...............................................................................   122,350   19,189,178
   ALSO-Actebis Holding AG..........................................................................     9,450      427,285
   Austriamicrosystems AG...........................................................................     6,881      554,693
  *Autoneum Holding AG..............................................................................     3,277      180,659
   Baloise Holding AG...............................................................................   285,376   22,100,694
   Bank Coop AG.....................................................................................    13,000      887,575
   Banque Cantonale de Geneve SA....................................................................    12,692    2,910,386
   Banque Cantonale du Jura SA......................................................................     8,000      579,110
   Banque Cantonale Vaudoise AG.....................................................................     1,810    1,024,457
   Bell AG..........................................................................................        20       41,781
   Bellevue Group AG................................................................................    16,960      214,121
  *Bobst Group AG...................................................................................   185,453    5,312,429
   Bossard Holding AG...............................................................................     9,859    1,499,975
   Bucher Industries AG.............................................................................    18,858    3,733,723
   Calida Holding AG................................................................................     2,387       72,311
   Carlo Gavazzi Holding AG.........................................................................     7,882    1,640,631
   Cham Paper Holding AG............................................................................    12,545    2,156,881
   Charles Voegele Holding AG.......................................................................   161,832    3,234,377
  *Cicor Technologies...............................................................................     6,206      206,693
  *Clariant AG...................................................................................... 3,169,797   40,355,292
   Coltene Holding AG...............................................................................    64,073    2,121,487
   Conzzeta AG......................................................................................     3,818    8,526,160
   Daetwyler Holding AG.............................................................................   147,196   12,652,357
   EFG International AG.............................................................................   769,736    7,483,293
   Emmi AG..........................................................................................    39,124    8,357,620
   Flughafen Zuerich AG.............................................................................    50,110   18,660,126
   Forbo Holding AG.................................................................................    17,056   12,340,733
   GAM Holding AG................................................................................... 2,004,220   25,765,424
   George Fisher AG.................................................................................    29,486   13,083,117
   Gurit Holding AG.................................................................................     8,511    4,929,397
   Helvetia Holding AG..............................................................................   115,700   41,498,975
   Implenia AG......................................................................................   266,195    8,870,387
   Intershop Holding AG.............................................................................    10,778    3,873,543
   Jungfraubahn Holding AG..........................................................................       898       59,152
  *Kardex AG........................................................................................    85,736    1,671,392
   Komax Holding AG.................................................................................     6,688      679,534
  *Kudelski SA......................................................................................   175,880    1,304,564
   LEM Holding SA...................................................................................       591      315,675
   Liechtensteinische Landesbank AG.................................................................    11,163      451,494
  *Meyer Burger Technology AG.......................................................................   251,648    4,160,089
   Micronas Semiconductor Holding AG................................................................   168,343    1,818,215
  *Mikron Holding AG................................................................................    40,079      253,331
   Mobimo Holding AG................................................................................    21,835    5,318,122
  *Norinvest Holding SA.............................................................................    29,250       81,025
  *OC Oerlikon Corp. AG.............................................................................   337,294    3,334,102
   Orascom Development Holding AG...................................................................    69,918    1,187,578
  *Precious Woods Holding AG........................................................................       249        2,264
   PubliGroupe SA...................................................................................    10,025    1,491,375
   Romande Energie Holding SA.......................................................................     3,967    5,197,142
  *Schmolz & Bickenbach AG..........................................................................   766,655    5,237,864
   Schweiter Technologies AG........................................................................       432      255,170
   Schweizerische National-Versicherungs-Gesellschaft AG............................................   382,940   14,902,380

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- ------------
SWITZERLAND -- (Continued)
  *Siegfried Holding AG.............................................................................     31,409 $  3,599,828
   St. Galler Kantonalbank AG.......................................................................      6,370    2,578,745
  #Swiss Life Holding AG............................................................................    194,376   19,882,262
   Swisslog Holding AG..............................................................................    568,546      583,864
  *Swissmetal Holding AG............................................................................     88,068      112,327
   Tamedia AG.......................................................................................        398       51,152
  *Tornos Holding AG................................................................................     42,112      440,836
   Uster Technologies AG............................................................................      6,085      294,740
   Valartis Group AG................................................................................      4,409       72,836
   Valiant Holding AG...............................................................................     14,314    1,739,966
   Valora Holding AG................................................................................     34,717    7,279,952
   Vaudoise Assurances Holding SA...................................................................     21,633    6,788,899
   Verwaltungs und Privat-Bank AG...................................................................     25,095    2,140,411
   Vetropack Holding AG.............................................................................        172      324,215
  *Vontobel Holdings AG.............................................................................     34,607      878,135
   Ypsomed Holdings AG..............................................................................        916       55,501
                                                                                                                ------------
TOTAL SWITZERLAND...................................................................................             378,866,426
                                                                                                                ------------
UNITED KINGDOM -- (18.5%)
   Acal P.L.C.......................................................................................    327,161    1,065,890
   African Barrick Gold, Ltd........................................................................    394,115    2,300,974
   Aga Rangemaster Group P.L.C......................................................................  1,951,519    2,534,651
  *Allied Gold Mining P.L.C.........................................................................    164,374      317,427
   Alumasc Group P.L.C..............................................................................    597,030      706,488
  *Amberley Group P.L.C.............................................................................     71,000           --
   Amlin P.L.C...................................................................................... 10,862,369   58,177,283
   Anglo Pacific Group P.L.C........................................................................  1,280,994    6,655,621
   Anglo-Eastern Plantations P.L.C..................................................................    239,307    3,107,701
   Ashtead Group P.L.C.............................................................................. 12,335,561   49,462,360
   Assura Group, Ltd................................................................................     42,159       20,861
  *Autologic Holdings P.L.C.........................................................................    435,523       84,859
  *Avesco Group P.L.C...............................................................................     84,124      193,605
  *Barratt Developments P.L.C....................................................................... 21,303,926   46,238,674
   BBA Aviation P.L.C...............................................................................  1,653,452    5,302,913
   Beazley P.L.C.................................................................................... 12,306,390   28,328,525
   Bellway P.L.C....................................................................................  3,448,205   44,061,764
   Berendsen P.L.C..................................................................................  1,029,017    8,605,064
  *Berkeley Group Holdings P.L.C. (The).............................................................    542,168   11,273,494
   Bloomsbury Publishing P.L.C......................................................................     78,105      132,214
   Bodycote P.L.C...................................................................................  5,302,073   36,617,802
   Bovis Homes Group P.L.C..........................................................................  3,849,825   28,887,236
   British Polythene Industries P.L.C...............................................................    374,195    2,035,159
  *BTG P.L.C........................................................................................    261,734    1,614,625
  *Bwin.Party Digital Entertainment P.L.C...........................................................  1,577,654    3,965,084
   Cable & Wireless Worldwide P.L.C................................................................. 16,178,322    9,317,005
  *Cadogan Petroleum P.L.C..........................................................................    326,243      168,766
   Camellia P.L.C...................................................................................      2,629      416,268
  *Cape P.L.C.......................................................................................    124,871      764,194
  *Capital & Regional P.L.C.........................................................................  5,344,220    2,906,713
   Carclo P.L.C.....................................................................................     41,433      260,160
   Carillion P.L.C..................................................................................  1,957,134    9,270,074
   Carr's Milling Industries P.L.C..................................................................     45,967      625,187
   Castings P.L.C...................................................................................    485,190    2,308,708
   Catlin Group, Ltd................................................................................  8,969,846   61,454,052
   Centaur Media P.L.C..............................................................................    100,392       51,975
   Chesnara P.L.C...................................................................................    135,330      386,922
   Chime Communications P.L.C.......................................................................    111,432      394,248
  *Clinton Cards P.L.C..............................................................................    279,000       36,223
   Close Brothers Group P.L.C.......................................................................  1,989,218   23,812,558
  *Colt Group SA....................................................................................  5,579,430    9,634,565
   Communisis P.L.C.................................................................................  2,519,595    1,442,675

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
UNITED KINGDOM -- (Continued)
   Computacenter P.L.C..............................................................................  2,113,053 $14,242,651
   Cookson Group P.L.C..............................................................................  5,906,182  69,575,227
   Cranswick P.L.C..................................................................................      1,111      14,517
   Creston P.L.C....................................................................................    161,575     159,910
   CSR P.L.C........................................................................................  4,529,482  16,950,617
   Daejan Holdings P.L.C............................................................................     80,540   4,235,774
   Dairy Crest Group P.L.C..........................................................................    839,840   4,103,820
   Dart Group P.L.C.................................................................................    205,639     238,545
   Debenhams P.L.C..................................................................................  3,259,537   4,370,682
   Development Securities P.L.C.....................................................................  2,475,664   6,629,141
   Dialight P.L.C...................................................................................     27,985     473,318
 #*Dixons Retail P.L.C.............................................................................. 77,875,662  22,521,010
   Drax Group P.L.C.................................................................................    447,147   3,940,029
   DS Smith P.L.C................................................................................... 17,847,031  48,615,592
   easyJet P.L.C....................................................................................  3,830,175  30,837,399
   Elementis P.L.C..................................................................................  5,465,570  18,455,104
  *Enterprise Inns P.L.C............................................................................ 10,858,273  10,841,450
  *Essar Energy P.L.C...............................................................................    766,863   1,828,038
  *Exillon Energy P.L.C.............................................................................    482,943   1,089,112
   F&C Asset Management P.L.C....................................................................... 10,786,494  11,789,622
   Fiberweb P.L.C...................................................................................  1,010,438     951,995
   French Connection Group P.L.C....................................................................    562,539     396,131
   Fuller Smith & Turner P.L.C......................................................................     11,136     131,011
   Future P.L.C.....................................................................................  1,768,908     290,888
   Galliford Try P.L.C..............................................................................    586,709   6,219,556
  *Gem Diamonds, Ltd................................................................................  1,830,867   7,704,973
  *Greencore Group P.L.C............................................................................    114,596     131,589
   Greene King P.L.C................................................................................  4,908,532  40,675,830
   H.R. Owen P.L.C..................................................................................     60,000      63,787
  *Hampson Industries P.L.C.........................................................................    531,400      24,481
  *Hardy Oil & Gas P.L.C............................................................................     66,663     161,021
   Hardy Underwriting Group P.L.C...................................................................    902,705   4,058,117
  *Harvard International P.L.C......................................................................    482,775     340,920
   Harvey Nash Group P.L.C..........................................................................    654,027     643,808
  *Hawtin P.L.C.....................................................................................    150,000       2,008
   Haynes Publishing Group P.L.C....................................................................     25,591      80,976
   Helical Bar P.L.C................................................................................  2,399,887   7,391,512
   Henry Boot P.L.C.................................................................................  1,133,118   2,538,244
  *Heritage Oil P.L.C...............................................................................  2,433,932   5,882,512
   Hiscox, Ltd...................................................................................... 10,648,017  68,865,861
 #*HMV Group P.L.C..................................................................................  1,396,233      84,971
   Home Retail Group P.L.C.......................................................................... 12,765,174  22,083,379
   Hunting P.L.C....................................................................................     97,887   1,511,489
   Huntsworth P.L.C.................................................................................  2,294,905   1,770,222
   Inchcape P.L.C...................................................................................  8,233,803  48,917,752
  *Innovation Group P.L.C...........................................................................     77,002      26,604
   Intermediate Capital Group P.L.C.................................................................  2,324,248   9,689,317
  *International Consolidated Airlines Group SA.....................................................     11,568      33,130
  *International Ferro Metals, Ltd..................................................................  1,947,478     519,482
   Interserve P.L.C.................................................................................    434,884   2,018,457
  *Inveresk P.L.C...................................................................................    756,409          --
   Investec P.L.C...................................................................................    157,193     906,573
  *IP Group P.L.C...................................................................................    403,977     953,986
   J. Smart & Co. (Contractors) P.L.C...............................................................     91,315     114,111
  *JJB Sports P.L.C.................................................................................    937,884     198,051
   JKX Oil & Gas P.L.C..............................................................................    362,314     807,006
  *John Wood Group P.L.C............................................................................    581,010   7,377,924
 #*Johnston Press P.L.C.............................................................................  9,402,337     885,855
   Keller Group P.L.C...............................................................................    482,671   3,526,595
   Laird P.L.C......................................................................................  2,833,416   9,946,172
   Lancashire Holdings, Ltd.........................................................................    934,118  12,210,034

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES     VALUE++
                                                                                                     ---------- -----------
UNITED KINGDOM -- (Continued)
   Lavendon Group P.L.C.............................................................................  1,880,975 $ 3,681,673
   Logica P.L.C..................................................................................... 28,942,748  36,624,014
   Lonmin P.L.C.....................................................................................    859,158  14,582,701
   Lookers P.L.C....................................................................................    327,122     334,556
   Low & Bonar P.L.C................................................................................  3,337,665   3,102,019
  *Luminar Group Holdings P.L.C.....................................................................  1,293,039          --
   M.J. Gleeson Group P.L.C.........................................................................    645,704   1,193,161
  *Man Group P.L.C..................................................................................  3,451,331   5,798,268
   Management Consulting Group P.L.C................................................................  3,050,129   1,906,949
   Marshalls P.L.C..................................................................................  1,478,437   2,235,961
   Marston's P.L.C.................................................................................. 12,629,661  20,001,696
  *Mears Group P.L.C................................................................................      3,826      16,257
   Mecom Group P.L.C................................................................................    242,713     590,940
   Meggitt P.L.C....................................................................................  7,033,226  46,639,872
   Melrose P.L.C....................................................................................    611,317   4,337,898
   Melrose Resources P.L.C..........................................................................     95,809     188,651
   Millennium & Copthorne Hotels P.L.C..............................................................  4,813,561  37,961,009
  *Misys P.L.C......................................................................................     53,651     303,840
  *Mitchells & Butlers P.L.C........................................................................  5,385,001  23,063,419
   Molins P.L.C.....................................................................................     54,646     111,395
   Mondi P.L.C......................................................................................  7,958,099  73,997,842
   Morgan Sindall Group P.L.C.......................................................................     69,322     750,074
  #Mothercare P.L.C.................................................................................    387,700   1,075,053
   MS International P.L.C...........................................................................    114,401     388,055
  *MWB Group Holdings P.L.C.........................................................................  1,659,493     158,295
   National Express Group P.L.C.....................................................................  2,151,830   7,569,397
  *Northgate P.L.C..................................................................................  2,542,124   8,215,225
   Novae Group P.L.C................................................................................    575,656   3,458,946
   Pace P.L.C.......................................................................................  1,472,435   1,738,898
   Panther Securities P.L.C.........................................................................     45,000     251,969
  *Pendragon P.L.C..................................................................................  5,761,481   1,379,862
   Persimmon P.L.C..................................................................................  7,337,098  74,832,923
   Petropavlovsk P.L.C..............................................................................    511,596   3,969,440
   Phoenix Group Holdings P.L.C.....................................................................    147,105   1,260,355
   Phoenix IT Group, Ltd............................................................................     13,500      43,194
   Photo-Me International P.L.C.....................................................................      8,474       6,130
  *Pinnacle Staffing Group P.L.C....................................................................    903,519          --
   Porvair P.L.C....................................................................................    484,144   1,062,117
  *Premier Foods P.L.C.............................................................................. 48,301,080  12,746,213
   Psion P.L.C......................................................................................  2,232,580   1,998,935
  *Punch Taverns P.L.C..............................................................................  9,439,788   1,498,554
   PV Crystalox Solar P.L.C.........................................................................    595,601      43,745
  *Quintain Estates & Development P.L.C.............................................................  6,905,939   4,290,553
  *Redrow P.L.C.....................................................................................  5,195,282  10,379,816
  *Renold P.L.C.....................................................................................  1,288,135     658,846
  *RM P.L.C.........................................................................................      7,613      10,248
   RPS Group P.L.C..................................................................................    386,310   1,486,620
   S&U P.L.C........................................................................................      5,500      66,945
  *Safeland P.L.C...................................................................................     50,000       7,709
  *Salamander Energy P.L.C..........................................................................    869,404   3,513,515
   Severfield-Rowen P.L.C...........................................................................     85,898     258,331
   Shanks Group P.L.C...............................................................................  5,192,584   7,803,869
   SIG P.L.C........................................................................................ 12,828,968  21,938,365
  *Southern Cross Healthcare Group P.L.C............................................................      5,854          --
   Speedy Hire P.L.C................................................................................  2,162,802     967,021
  *Spirit Pub Co. P.L.C............................................................................. 10,549,441   9,501,249
  *Sportech P.L.C...................................................................................    118,313      96,986
   St. Ives Group P.L.C.............................................................................  2,286,599   2,895,121
   St. Modwen Properties P.L.C......................................................................  3,307,885   9,011,232
  *Stylo P.L.C......................................................................................      5,293         408
   TalkTalk Telecom Group P.L.C.....................................................................    388,035     803,041

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                       SHARES      VALUE++
                                                                                                     ---------- --------------
UNITED KINGDOM -- (Continued)
  *Tandem Group P.L.C. Non-Voting Shares............................................................    472,000 $           --
  *Taylor Wimpey P.L.C.............................................................................. 69,658,557     56,816,421
   Thomas Cook Group P.L.C.......................................................................... 15,714,593      5,741,048
   Travis Perkins P.L.C.............................................................................  5,109,001     87,163,637
   Treatt P.L.C.....................................................................................     32,295        188,667
  *Trifast P.L.C....................................................................................    875,171        692,540
  *Trinity Mirror P.L.C.............................................................................  7,543,928      3,980,744
   TT electronics P.L.C.............................................................................  2,480,503      7,650,158
   TUI Travel P.L.C.................................................................................  6,072,289     18,830,655
  *UK Coal P.L.C....................................................................................  3,001,865        967,863
   Umeco P.L.C......................................................................................    333,145      3,114,646
   UTV Media P.L.C..................................................................................      1,877          4,632
  *Vectura Group P.L.C..............................................................................    131,863        152,211
   Vislink P.L.C....................................................................................    338,887        192,542
   Vp P.L.C.........................................................................................    315,426      1,327,409
  *Wagon P.L.C......................................................................................    825,228             --
  *William Ransom & Son Holding P.L.C...............................................................     65,000          2,901
   WSP Group P.L.C..................................................................................    185,136        755,472
  *Xchanging P.L.C..................................................................................  1,172,773      1,924,207
 #*Yell Group P.L.C................................................................................. 44,857,349      2,839,790
   Zotefoams P.L.C..................................................................................    196,330        576,720
                                                                                                                --------------
TOTAL UNITED KINGDOM................................................................................             1,671,720,094
                                                                                                                --------------
UNITED STATES -- (0.0%)
  *Swisher Hygiene, Inc.............................................................................      4,600         10,350
                                                                                                                --------------
TOTAL COMMON STOCKS.................................................................................             8,031,148,215
                                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *VDM Group, Ltd. Warrants 11/30/13................................................................    285,819          8,636
                                                                                                                --------------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.......................................................................    640,796            848
  #Tessenderlo Chemie NV STRIP VVPR.................................................................     43,036         11,367
                                                                                                                --------------
TOTAL BELGIUM.......................................................................................                    12,215
                                                                                                                --------------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12...............................................................    134,899        127,213
                                                                                                                --------------
GERMANY -- (0.0%)
  *Progress-Werk Oberkirch AG Rights 05/14/12.......................................................      1,159             --
                                                                                                                --------------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16.................................................  6,752,938         69,630
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. Warrants 03/07/14...............................    580,000          2,243
  *Cheuk Nang Holdings, Ltd. Warrants 04/20/13......................................................    163,357         22,108
                                                                                                                --------------
TOTAL HONG KONG.....................................................................................                    93,981
                                                                                                                --------------
UNITED KINGDOM -- (0.0%)
  *Redrow P.L.C. Rights 05/08/12....................................................................    779,292             --
  *SFI Holdings, Ltd. Litigation Certificate........................................................     79,000             --
  *Ultraframe P.L.C. Litigation Notes...............................................................    160,022             --
                                                                                                                --------------
TOTAL UNITED KINGDOM................................................................................                        --
                                                                                                                --------------
TOTAL RIGHTS/WARRANTS...............................................................................                   242,045
                                                                                                                --------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT          VALUE+
                                                             -------------- --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (11.3%)
(S) @ DFA Short Term Investment Fund........................  1,022,000,000 $1,022,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $510,716) to be repurchased at $500,705................ $          501        500,702
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 1,022,500,702
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,721,383,550).........                $9,053,890,962
                                                                            ==============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES  VALUE++
                                                             ------- --------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (6.1%)
  *Acrux, Ltd...............................................  10,507 $ 43,623
   Adelaide Brighton, Ltd...................................  40,420  127,720
   Aditya Birla Minerals, Ltd...............................  33,991   23,007
  *AED Oil, Ltd.............................................  28,704       --
  *AJ Lucas Group, Ltd......................................   9,790   11,017
  #Alesco Corp., Ltd........................................  16,733   24,250
 #*Alkane Resources, Ltd. (6014027).........................  36,586   50,938
  *Alkane Resources, Ltd. (60140RR).........................   1,548    2,177
   Alumina, Ltd............................................. 355,154  424,216
   Alumina, Ltd. Sponsored ADR..............................     900    4,284
   Amalgamated Holdings, Ltd................................  16,169  108,705
   Amcom Telecommunications, Ltd............................  38,228   44,131
   Amcor, Ltd...............................................  42,851  334,448
   AMP, Ltd.................................................  57,290  253,312
   Ansell, Ltd..............................................   8,831  135,954
  *Antares Energy, Ltd......................................  21,315   10,146
   APA Group, Ltd...........................................  11,005   59,591
  #APN News & Media, Ltd....................................  81,170   70,876
  *Aquarius Platinum, Ltd...................................  29,293   65,196
 #*Aquila Resources, Ltd....................................   4,456   22,325
 #*Arafura Resources, Ltd...................................  38,502   10,580
   ARB Corp., Ltd...........................................   1,871   18,558
  #Aristocrat Leisure, Ltd..................................  32,445  104,419
   Asciano Group, Ltd.......................................  73,384  359,153
   ASG Group, Ltd...........................................  25,040   22,997
   ASX, Ltd.................................................   3,614  120,152
   Atlas Iron, Ltd..........................................  58,206  167,681
  *Aurora Oil & Gas, Ltd....................................  37,780  161,758
   Ausdrill, Ltd............................................  43,433  184,065
   Ausenco, Ltd.............................................  16,839   77,800
   Austal, Ltd..............................................  16,665   34,047
  *Austbrokers Holdings, Ltd................................   4,423   29,532
   Austin Engineering, Ltd..................................   3,342   17,404
   Australia & New Zealand Banking Group, Ltd...............  33,356  826,336
  *Australian Agricultural Co., Ltd.........................  43,800   58,421
   Australian Infrastructure Fund...........................  27,847   64,397
   Australian Pharmaceutical Industries, Ltd................  45,997   18,875
   Australian Worldwide Exploration, Ltd....................  68,084  122,833
   Automotive Holdings Group NL.............................  36,442   95,037
  #Bank of Queensland, Ltd..................................  47,699  368,452
  *Bannerman Resources, Ltd.................................  44,013    8,860
  *BC Iron, Ltd.............................................  14,185   41,877
   Beach Energy, Ltd........................................ 229,554  332,640
   Bendigo Bank, Ltd........................................  68,735  537,488
   BHP Billiton, Ltd. Sponsored ADR.........................   4,330  321,719
  #Billabong International, Ltd.............................  43,005  117,321
 #*Biota Holdings, Ltd......................................  23,640   20,827
   Blackmores, Ltd..........................................   1,487   41,054
  *BlueScope Steel, Ltd..................................... 421,833  172,068
   Boart Longyear, Ltd......................................  91,956  396,281
  #Boral, Ltd............................................... 132,695  518,965
   Bradken, Ltd.............................................  23,834  182,973
   Brambles, Ltd............................................   9,884   74,160
   Breville Group, Ltd......................................  15,688   71,911
   Brickworks, Ltd..........................................  13,908  150,711
   BT Investment Management, Ltd............................  11,586   24,709
   Cabcharge Australia, Ltd.................................  14,898   99,002
   Caltex Australia, Ltd....................................  20,543  292,671

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED



                                                              SHARES   VALUE++
                                                             --------- --------
AUSTRALIA -- (Continued)
   Campbell Brothers, Ltd...................................     4,280 $303,700
  *Cape Lambert Resources, Ltd..............................    32,028   16,518
  *Cape Lambert Resources, Ltd..............................    32,028   16,518
   Cardno, Ltd..............................................    19,352  140,776
  *Carnarvon Petroleum, Ltd.................................    82,835    9,844
  *Carrick Gold, Ltd........................................    29,203   10,550
   carsales.com, Ltd........................................     7,604   45,330
  #Cash Converters International, Ltd.......................    58,715   35,718
  *Centrebet International, Ltd. Claim Units................     6,648       --
  *Ceramic Fuel Cells, Ltd..................................    97,611    9,839
   Challenger, Ltd..........................................    61,701  254,363
  *Citigold Corp., Ltd......................................   194,096   13,495
   Clough, Ltd..............................................    36,846   30,974
  *Coal of Africa, Ltd......................................    24,372   21,423
   Coca-Cola Amatil, Ltd....................................     4,241   54,893
  #Cochlear, Ltd............................................     1,038   70,696
  *Cockatoo Coal, Ltd.......................................   148,893   41,703
  *Coffey International, Ltd................................    53,206   24,731
  #Commonwealth Bank of Australia NL........................    14,379  775,645
   Computershare, Ltd.......................................     6,815   59,438
   Consolidated Media Holdings, Ltd.........................    12,810   43,915
 #*Cooper Energy, Ltd.......................................    24,369   14,509
   Crown, Ltd...............................................    19,419  183,368
   CSG, Ltd.................................................    35,839   25,258
   CSL, Ltd.................................................     3,732  142,116
   CSR, Ltd.................................................    91,957  166,301
  *Cudeco, Ltd..............................................    10,487   37,099
 #*Cue Energy Resources, Ltd................................    31,448    8,793
   Customers, Ltd...........................................    15,665   20,004
  *Dart Energy, Ltd.........................................     3,633    1,072
  #David Jones, Ltd.........................................    80,339  206,859
   Decmil Group, Ltd........................................    23,225   71,511
  *Deep Yellow, Ltd.........................................   245,896   22,640
   Devine, Ltd..............................................     2,971    2,060
  *Discovery Metals, Ltd....................................    44,635   80,254
   Domino's Pizza Enterprises, Ltd..........................     5,839   59,783
  *Downer EDI, Ltd..........................................    85,850  320,486
 #*Drillsearch Energy, Ltd..................................    43,741   63,888
   DUET Group...............................................    48,122   92,385
   DuluxGroup, Ltd..........................................     5,240   16,837
   Echo Entertainment Group, Ltd............................   107,499  500,763
 #*Elders, Ltd..............................................   130,080   32,319
   Emeco Holdings, Ltd......................................    65,076   70,113
 #*Energy Resources of Australia, Ltd.......................     5,125    8,528
 #*Energy World Corp., Ltd..................................   182,440  109,438
   Envestra, Ltd............................................    45,185   36,921
   Euroz, Ltd...............................................     1,190    1,646
  *Evolution Mining, Ltd....................................    92,183  167,760
 #*Fairfax Media, Ltd.......................................   358,178  255,598
 #*FAR, Ltd.................................................    84,362    3,825
  #FKP Property Group, Ltd..................................   107,052   56,241
   Fleetwood Corp., Ltd.....................................    10,234  139,090
   FlexiGroup, Ltd..........................................    53,751  126,793
  #Flight Centre, Ltd.......................................     4,333   94,798
  *Flinders Mines, Ltd......................................   166,864   35,399
  *Focus Minerals, Ltd...................................... 1,266,046   61,899
   Forge Group, Ltd.........................................     9,306   60,470
  *Galaxy Resources, Ltd....................................    36,034   25,372
 #*Gindalbie Metals, Ltd....................................    28,129   17,024
  *Gloucester Coal, Ltd.....................................     3,742   30,505
   Goodman Fielder, Ltd.....................................   263,899  180,486
   GrainCorp, Ltd...........................................    28,724  275,012

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CONTINUED



                                                             SHARES  VALUE++
                                                             ------- --------
AUSTRALIA -- (Continued)
   Grange Resources, Ltd.................................... 122,656 $ 75,750
  #GUD Holdings, Ltd........................................  15,089  132,750
 #*Gunns, Ltd...............................................  75,334   12,559
  #GWA Group, Ltd...........................................  43,630   89,074
  #Harvey Norman Holdings, Ltd..............................  91,065  190,946
  *Hastie Group, Ltd........................................   5,715      953
   HFA Holdings, Ltd........................................  18,498   15,241
  *Highlands Pacific, Ltd................................... 116,035   19,771
  *Hillgrove Resources, Ltd.................................  35,229    9,624
   Hills Holdings, Ltd......................................  31,750   36,310
 #*Horizon Oil, Ltd.........................................  99,901   33,980
   iiNet, Ltd...............................................  39,024  127,852
   Iluka Resources, Ltd.....................................  11,879  207,507
   Imdex, Ltd...............................................  12,503   32,532
   IMF Australia, Ltd.......................................   8,123   12,167
   Incitec Pivot, Ltd.......................................  84,553  285,765
   Independence Group NL....................................  32,916  148,086
  *Indophil Resources NL.................................... 101,868   42,494
   Industrea, Ltd...........................................  85,191   86,628
  *Infigen Energy, Ltd...................................... 164,162   41,759
   Insurance Australia Group, Ltd...........................  62,539  229,393
  *Integra Mining, Ltd......................................  81,322   43,629
 #*Intrepid Mines, Ltd......................................  28,573   25,363
   Invocare, Ltd............................................   3,399   29,676
   IOOF Holdings, Ltd.......................................  31,731  204,766
   Iress Market Technology, Ltd.............................  11,470   80,187
  *Iron Ore Holdings, Ltd...................................  11,976   16,571
   James Hardie Industries SE...............................   7,478   57,797
   James Hardie Industries SE Sponsored ADR.................     100    3,904
  #JB Hi-Fi, Ltd............................................   7,418   74,430
   Jetset Travelworld, Ltd..................................  13,926    6,515
  *Kagara, Ltd..............................................  52,508    6,565
  *Karoon Gas Australia, Ltd................................   4,581   30,464
  #Kingsgate Consolidated, Ltd..............................  20,045  128,609
  #Leighton Holdings, Ltd...................................   1,698   36,200
   Lend Lease Group NL......................................  49,992  385,045
  *Linc Energy, Ltd.........................................  50,437   58,194
  *Liquefied Natural Gas, Ltd...............................  42,161   19,910
 #*Lynas Corp., Ltd......................................... 229,932  265,479
  *M2 Telecommunications Group, Ltd.........................   5,926   19,227
   MacMahon Holdings, Ltd................................... 101,019   73,143
  *Macquarie Atlas Roads Group NL...........................  27,728   47,544
   Macquarie Group, Ltd.....................................  29,586  891,736
   McMillan Shakespeare, Ltd................................   9,454  108,000
   McPherson's, Ltd.........................................  15,732   31,704
   Medusa Mining, Ltd.......................................  10,716   63,692
   Melbourne IT, Ltd........................................  24,889   48,285
   #*MEO Australia, Ltd..................................... 109,016   33,315
   Mermaid Marine Australia, Ltd............................  15,886   52,859
  *Mesoblast, Ltd...........................................   3,743   29,219
  *Metals X, Ltd............................................  38,119    8,319
   Metcash, Ltd.............................................  29,381  120,884
  *Metgasco, Ltd............................................  13,298    4,532
   Mincor Resources NL......................................  36,661   26,508
  *Mineral Deposits, Ltd....................................  16,658  103,643
   Mineral Resources, Ltd...................................   5,095   62,941
  *Mirabela Nickel, Ltd.....................................  80,688   40,745
  *Molopo Energy, Ltd.......................................  49,088   34,704
  *Moly Mines, Ltd..........................................   6,105    1,268
  #Monadelphous Group, Ltd..................................   1,179   28,364
   Mortgage Choice, Ltd.....................................  42,284   58,985

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   Mount Gibson Iron, Ltd...................................  96,152 $  109,820
 #*Murchison Metals, Ltd....................................  42,040     20,411
   Myer Holdings, Ltd.......................................  90,791    221,334
   National Australia Bank, Ltd.............................  74,261  1,941,130
   Navitas, Ltd.............................................   9,096     37,199
  #New Hope Corp., Ltd......................................   9,616     48,804
  *Newcrest Mining, Ltd.....................................   8,282    225,685
  *Nexus Energy, Ltd........................................  87,111     18,788
   NIB Holdings, Ltd........................................  47,348     80,728
  *Northern Iron, Ltd.......................................  10,692     11,314
   NRW Holdings, Ltd........................................   9,855     41,607
  *NuCoal Resources, Ltd....................................  49,664     14,947
   Nufarm, Ltd..............................................  37,321    189,952
   Oakton, Ltd..............................................   5,536      7,477
   Oil Search, Ltd..........................................  20,549    155,995
   OneSteel, Ltd............................................ 191,671    256,806
  *OPUS Group, Ltd..........................................   3,933      3,073
   Orica, Ltd...............................................   6,183    172,070
   Origin Energy, Ltd.......................................  66,269    910,465
  *Orocobre, Ltd............................................   7,144     11,075
   OrotonGroup, Ltd.........................................     663      5,844
  *Otto Energy, Ltd.........................................  85,210      9,717
   OZ Minerals, Ltd.........................................  53,172    511,970
   Pacific Brands, Ltd...................................... 168,654    107,593
 #*Paladin Energy, Ltd...................................... 171,977    281,855
  *PanAust, Ltd.............................................  15,081     50,548
   Panoramic Resources, Ltd.................................  53,937     60,413
   Patties Foods, Ltd.......................................  10,908     19,532
   Peet, Ltd................................................  29,634     26,033
 #*Perilya, Ltd............................................. 102,614     41,275
   Perpetual Trustees Australia, Ltd........................   3,037     80,116
  *Perseus Mining, Ltd......................................  16,263     43,646
 #*Pharmaxis, Ltd...........................................  30,561     42,050
 #*Platinum Australia, Ltd..................................  59,641      7,619
   PMP, Ltd.................................................  31,929     17,468
   Premier Investments, Ltd.................................  20,203    112,518
 #*Prima Biomed, Ltd........................................  75,579     16,792
   Primary Health Care, Ltd.................................  74,236    218,031
   Prime Media Group, Ltd...................................  14,791     10,648
   PrimeAg, Ltd.............................................  22,147     25,429
   Programmed Maintenance Service, Ltd......................  20,522     54,612
  *Qantas Airways, Ltd...................................... 101,536    172,123
  #QBE Insurance Group, Ltd.................................  32,859    471,462
  *Ramelius Resources, Ltd..................................  55,377     44,132
   Ramsay Health Care, Ltd..................................   2,541     52,958
   RCR Tomlinson, Ltd.......................................  36,230     74,732
  #REA Group, Ltd...........................................   2,879     41,827
   Reckon, Ltd..............................................   3,353      7,888
  *Red Fork Energy, Ltd.....................................  35,941     40,457
   Redflex Holdings, Ltd....................................  15,216     31,833
   Reece Australia, Ltd.....................................     839     16,192
 #*Reed Resources, Ltd......................................  19,892      4,234
   Regional Express Holdings, Ltd...........................   3,539      3,786
  *Regis Resources, Ltd.....................................  13,669     59,791
   Reject Shop, Ltd. (The)..................................   1,671     20,619
  *Resolute Mining, Ltd.....................................  80,793    140,682
  *Resource Generation, Ltd.................................  19,863      8,035
   Retail Food Group, Ltd...................................   2,033      5,746
  *Rex Minerals, Ltd........................................   6,213      6,915
  *Rialto Energy, Ltd.......................................  49,072     19,576
   Ridley Corp., Ltd........................................  54,504     68,712

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CONTINUED


                                                             SHARES  VALUE++
                                                             ------- --------
AUSTRALIA -- (Continued)
   Rio Tinto, Ltd...........................................   5,477 $374,763
 #*Roc Oil Co., Ltd......................................... 104,397   43,191
   SAI Global, Ltd..........................................  19,518  106,451
  *Salinas Energy, Ltd......................................  58,440   25,232
  #Salmat, Ltd..............................................  16,043   36,983
 #*Samson Oil & Gas, Ltd. Sponsored ADR.....................  10,577   20,625
  *Sandfire Resources NL....................................  13,178  105,488
   Santos, Ltd..............................................  58,905  854,533
  *Saracen Mineral Holdings, Ltd............................  75,277   45,076
   Sedgman, Ltd.............................................   9,188   20,452
   Seek, Ltd................................................   9,124   67,477
   Select Harvests, Ltd.....................................   2,626    3,880
 #*Senex Energy, Ltd........................................  36,364   42,797
   Servcorp, Ltd............................................   6,641   20,390
   Service Stream, Ltd......................................   6,776    2,823
   Seven Group Holdings, Ltd................................  18,621  195,240
  #Seven West Media, Ltd....................................  40,786  125,419
   Sigma Pharmaceuticals, Ltd............................... 204,926  141,059
  *Silex System, Ltd........................................  12,982   49,731
  *Silver Lake Resources, Ltd...............................  18,106   60,433
   Sims Metal Management, Ltd...............................  29,430  436,050
   Sirtex Medical, Ltd......................................   2,967   19,875
  #Skilled Group, Ltd.......................................  28,061   71,213
   Slater & Gordon, Ltd.....................................   4,246    7,524
   SMS Management & Technology, Ltd.........................   8,490   53,404
   Sonic Healthcare, Ltd....................................   9,357  122,405
   Southern Cross Media Group, Ltd..........................  82,171  114,166
   SP Ausnet, Ltd...........................................  21,924   25,179
   SP Telemedia, Ltd........................................  31,955   60,143
   Spark Infrastructure Group, Ltd..........................  68,347  103,072
 #*Specialty Fashion Group, Ltd.............................  16,869    7,805
   Spotless Group, Ltd......................................  44,012  117,397
  *St. Barbara, Ltd.........................................  55,400  131,307
  *Starpharma Holdings, Ltd.................................   7,460   14,368
  *Straits Resources, Ltd...................................  66,500   53,830
   STW Communications Group, Ltd............................  57,569   55,145
   Suncorp Group, Ltd....................................... 115,486  973,816
  *Sundance Energy Australia, Ltd...........................   8,139    6,614
  *Sundance Resources, Ltd..................................  70,585   34,394
  *Sunland Group, Ltd.......................................  25,242   20,106
   Super Retail Group, Ltd..................................  15,790  127,011
   TABCORP Holdings, Ltd....................................  62,534  186,532
  *Talent2 International, Ltd...............................   7,642    3,051
  *Tanami Gold NL...........................................  17,532   15,493
 #*Tap Oil, Ltd.............................................  84,108   69,599
   Tassal Group, Ltd........................................  22,882   35,217
   Tatts Group, Ltd......................................... 252,337  677,674
  #Technology One, Ltd......................................  25,124   32,062
   Telstra Corp., Ltd.......................................  13,625   50,235
  #Ten Network Holdings, Ltd................................ 158,874  133,310
  *Texon Petroleum, Ltd.....................................  37,589   23,167
   TFS Corp., Ltd...........................................  42,008   22,029
   Thakral Holdings Group, Ltd..............................  44,790   35,002
   Thorn Group, Ltd.........................................   5,803    8,873
 #*Tiger Resources, Ltd.....................................  38,107   13,315
   Toll Holdings, Ltd....................................... 112,314  680,750
   Tox Free Solutions, Ltd..................................   9,400   24,640
   Transfield Services, Ltd.................................  82,172  193,788
  *Transpacific Industries Group, Ltd....................... 196,215  171,796
   Treasury Wine Estates, Ltd...............................  43,281  193,376
  #Troy Resources, Ltd......................................  17,242   79,672

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

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CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
AUSTRALIA -- (Continued)
   Trust Co., Ltd. (The)....................................   5,908 $    32,313
   UGL, Ltd.................................................  12,515     169,628
  *Unity Mining, Ltd........................................  19,146       2,985
   UXC, Ltd.................................................  15,692       9,017
  *VDM Group, Ltd...........................................  46,244       3,489
   Village Roadshow, Ltd....................................  24,120      81,321
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 272,729     113,017
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 272,729       1,421
   Washington H. Soul Pattinson & Co., Ltd..................  16,792     241,615
   Watpac, Ltd..............................................  27,998      26,743
   WDS, Ltd.................................................   1,417         883
  #Webjet, Ltd..............................................   9,426      34,620
   Wesfarmers, Ltd..........................................  22,202     697,183
  #Western Areas NL.........................................  13,874      72,316
   Westpac Banking Corp.....................................  10,383     244,688
  #Westpac Banking Corp. Sponsored ADR......................   2,478     293,420
 #*White Energy Co., Ltd....................................  21,241       9,163
   Whitehaven Coal, Ltd.....................................  11,369      62,590
   WHK Group, Ltd...........................................  18,554      17,227
   Wide Bay Australia, Ltd..................................   3,475      23,823
   Woodside Petroleum, Ltd..................................   3,860     139,591
   WorleyParsons, Ltd.......................................   1,541      45,122
   Wotif.com Holdings, Ltd..................................   7,481      34,243
   WPG Resources, Ltd.......................................   5,066         447
                                                                     -----------
TOTAL AUSTRALIA.............................................          36,483,888
                                                                     -----------
AUSTRIA -- (0.5%)...........................................
   Agrana Beteiligungs AG...................................     505      56,770
   Andritz AG...............................................   3,528     184,813
  *A-TEC Industries AG......................................   1,773          --
   Atrium European Real Estate, Ltd.........................   4,230      20,624
  *Austria Technologie & Systemtechnik AG...................   1,264      16,059
  #BWT AG...................................................     720      12,622
  *CA Immobilien Anlagen AG.................................     920      10,428
  *Constantia Packaging AG Escrow Shares....................     180          --
   Erste Group Bank AG......................................  13,507     311,460
   EVN AG...................................................   3,508      45,635
  #Flughafen Wien AG........................................   2,930     130,510
  *Immofinanz Immobilien Anlagen AG.........................  22,892      80,596
  *Intercell AG.............................................   1,270       4,298
  *Kapsch TrafficCom AG.....................................     698      62,384
  *Lenzing AG...............................................     716      73,957
  #Mayr-Melnhof Karton AG...................................     954      97,252
   Oesterreichischen Post AG................................   2,523      89,493
  #OMV AG...................................................  10,273     347,501
  #Palfinger AG.............................................     947      23,072
   Raiffeisen Bank International AG.........................   6,687     222,502
  #RHI AG...................................................   2,184      57,600
 #*S IMMO AG................................................   6,478      36,961
   Schoeller-Bleckmann Oilfield Equipment AG................   1,125     100,402
 #*Semperit Holding AG......................................   1,115      48,030
   Strabag SE...............................................   5,030     134,641
   Telekom Austria AG.......................................   4,589      50,353
   Uniqa Versicherungen AG..................................   1,163      20,087
   Vienna Insurance Group AG Wiener Versicherung Gruppe.....   2,136      86,980
   Voestalpine AG...........................................   8,182     266,539
   Wienerberger AG..........................................  18,982     221,791
   Zumtobel AG..............................................   6,907      95,149
                                                                     -----------
TOTAL AUSTRIA...............................................           2,908,509
                                                                     -----------

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

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BELGIUM -- (1.0%)
  *Ablynx NV................................................   1,092 $    4,231
   Ackermans & van Haaren NV................................   3,660    313,897
  #Ageas SA................................................. 446,678    813,949
  *Agfa-Gevaert NV..........................................  43,570     95,355
   Anheuser-Busch InBev NV Sponsored ADR....................   3,863    280,531
  *Arseus NV................................................   6,747    114,207
   Atenor Group NV..........................................      69      2,704
   Banque Nationale de Belgique SA..........................      47    136,910
   Barco NV.................................................   2,663    176,787
   Bekaert NV...............................................   2,191     65,074
   Belgacom SA..............................................   2,777     78,909
   Colruyt SA...............................................     600     24,583
   Compagnie d'Entreprises SA...............................   2,136    123,227
   Compagnie Immobiliere de Belgique SA.....................     301     11,351
   Compagnie Maritime Belge SA..............................   3,643     84,821
  *Deceuninck NV............................................  21,543     32,497
   Delhaize Group SA........................................   3,899    189,770
   Delhaize Group SA Sponsored ADR..........................   7,423    361,574
  *Devgen NV................................................   3,515     22,819
 #*Dexia SA.................................................  52,880     13,350
   D'ieteren SA.............................................   2,040     90,068
   Econocom Group SA........................................     803     18,313
   Elia System Operator SA..................................   2,013     86,099
  *Euronav SA...............................................   2,958     27,622
   EVS Broadcast Equipment SA...............................   1,361     68,220
   Exmar NV.................................................   5,370     41,566
  *Galapagos NV.............................................   3,780     57,741
   Gimv NV..................................................   1,631     79,893
   Image Recognition Integrated Systems (I.R.I.S.) SA.......      88      3,586
  *Ion Beam Applications SA.................................   3,267     21,379
   KBC Groep NV.............................................  12,116    234,893
  *Kinepolis Group NV.......................................   1,308    121,849
   Melexis NV...............................................   2,604     45,884
  *Mobistar SA..............................................     748     28,323
   Nyrstar NV...............................................  27,303    224,302
   Recticel SA..............................................   3,670     28,910
   Resilux SA...............................................     516     35,107
   Roularta Media Group NV..................................     199      4,205
   Sioen Industries NV......................................   3,689     25,752
   Sipef NV.................................................   1,293    119,269
   Solvay SA................................................   4,746    578,137
   Telenet Group Holding NV.................................   3,899    167,411
   Tessenderlo Chemie NV....................................   5,191    164,565
  *ThromboGenics NV.........................................   3,736    117,466
  #UCB SA...................................................   3,556    166,279
  #Umicore SA...............................................   6,281    341,081
  #Van de Velde NV..........................................     840     40,918
                                                                     ----------
TOTAL BELGIUM.                                                        5,885,384
                                                                     ----------
CANADA -- (9.9%)
  *5N Plus, Inc.............................................   7,978     25,036
   Aastra Technologies, Ltd.................................   2,300     42,864
  *Absolute Software Corp...................................   4,480     30,204
  *Advantage Oil & Gas, Ltd.................................  40,400    126,780
   Aecon Group, Inc.........................................  14,073    190,328
   AG Growth International, Inc.............................   1,960     80,872
  #AGF Management, Ltd. Class B.............................  18,323    253,185
   Agnico-Eagle Mines, Ltd..................................  11,172    446,269
   Agrium, Inc..............................................   6,300    554,969
  *Ainsworth Lumber Co., Ltd................................   7,849      9,932
   Akita Drilling, Ltd. Class A.............................     900      9,202

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CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
  *Alacer Gold Corp......................................... 20,520 $166,179
   Alamos Gold, Inc.........................................  3,200   58,568
  *Alexco Resource Corp.....................................  5,120   32,549
   Algoma Central Corp......................................    174   20,652
   Algonquin Power & Utilities Corp......................... 23,560  151,446
   Alimentation Couche-Taro, Inc. Class B...................  4,800  208,210
   Alliance Grain Traders, Inc..............................  4,312   58,361
   AltaGas, Ltd.............................................  8,900  288,033
  *Alterra Power Corp....................................... 14,500    6,899
  *Altius Minerals Corp.....................................  5,648   68,838
   Altus Group, Ltd.........................................    100      663
   Amerigo Resources, Ltd................................... 18,684   15,320
  *Anderson Energy, Ltd..................................... 22,450    9,545
  *Angle Energy, Inc........................................ 12,413   62,828
  *Antrim Energy, Inc....................................... 16,700   14,031
   ARC Resources, Ltd.......................................  6,517  134,186
  *Argonaut Gold, Inc.......................................  9,691   79,168
  *Arsenal Energy, Inc...................................... 19,500   11,844
   Astral Media, Inc. Class A............................... 12,153  600,607
   Atco, Ltd. Class I.......................................  1,000   73,999
  *Atna Resource, Ltd....................................... 21,888   27,253
  *Atrium Innovations, Inc..................................  5,537   63,001
  *ATS Automation Tooling System, Inc....................... 24,624  234,562
  *Aura Minerals, Inc....................................... 19,400   14,729
  *AuRico Gold, Inc......................................... 40,047  368,099
  *Aurizon Mines, Ltd....................................... 14,700   79,463
   AutoCanada, Inc..........................................  1,200   12,876
 #*Avalon Rare Metals, Inc.................................. 12,100   30,500
   AvenEx Energy Corp....................................... 11,767   45,979
  *Avion Gold Corp.......................................... 11,900   12,046
  *AXIA NetMedia Corp.......................................  6,400    9,977
  *B2Gold Corp.............................................. 45,600  172,180
  *Baja Mining Corp......................................... 36,800   14,715
 #*Ballard Power Systems, Inc............................... 16,800   24,149
  #Bank of Montreal......................................... 15,400  914,631
   Bank of Nova Scotia......................................  6,849  379,941
 #*Bankers Petroleum, Ltd................................... 22,200   76,858
   Barrick Gold Corp........................................  9,774  395,373
   Baytex Energy Corp.......................................    900   47,567
   BCE, Inc................................................. 10,200  413,225
   Bell Aliant, Inc.........................................  3,427   90,753
  *Bellatrix Exploration, Ltd............................... 29,662  125,812
  *BioExx Specialty Proteins, Ltd........................... 12,749    1,871
  *Birchcliff Energy, Ltd................................... 16,160  110,749
   Bird Construction, Inc...................................  2,259   33,547
   Black Diamond Group, Ltd.................................  4,900  101,189
 #*BlackPearl Resources, Inc................................ 41,459  186,342
  *BNK Petroleum, Inc.......................................  9,254   11,522
  #Bombardier, Inc. Class B................................. 13,560   57,378
   Bonavista Energy Corp.................................... 12,756  230,108
   Bonterra Energy Corp.....................................    397   19,953
  *Boralex, Inc. Class A....................................  6,100   50,018
  *Brick, Ltd. (The)........................................  2,900    9,893
  *Brigus Gold Corp......................................... 24,733   20,530
 #*Burcon NutraScience Corp.................................  2,200   16,035
  *C&C Energia, Ltd.........................................  2,845   21,197
   CAE, Inc................................................. 16,827  183,967
   Calfrac Well Services, Ltd...............................  5,200  142,653
   Calian Technologies, Ltd.................................  1,000   21,157
  *Calmena Energy Services, Inc............................. 19,240    4,869
  *Calvalley Petroleum, Inc. Class A........................ 15,100   25,986

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CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
   Cameco Corp.............................................. 30,249 $669,376
   Canaccord Financial, Inc. (B01R1T5)...................... 14,271  112,683
  *Canaccord Financial, Inc. (B0BV8K7)......................  3,147   24,276
 #*Canacol Energy, Ltd...................................... 31,117   24,255
   Canada Bread Co., Ltd....................................  1,900   91,360
   Canadian Energy Services & Technology Corp...............  2,100   24,702
   Canadian Helicopters Group, Inc..........................    900   30,667
   Canadian Imperial Bank of Commerce.......................  4,351  328,268
   Canadian National Railway Co.............................  1,300  110,938
   Canadian National Resources, Ltd......................... 11,700  406,483
   Canadian Oil Sands, Ltd..................................  4,460   98,559
   Canadian Pacific Railway, Ltd............................  4,500  348,256
  #Canadian Tire Corp. Class A..............................  7,716  539,655
   Canadian Utilities, Ltd. Class A.........................  2,700  190,204
  #Canadian Western Bank.................................... 11,700  339,802
   Canam Group, Inc. Class A................................  7,700   38,662
  *Canfor Corp.............................................. 24,916  272,907
   Canfor Pulp Products, Inc................................  7,715   95,593
   CanWel Building Materials Group, Ltd.....................  8,000   20,327
   Canyon Services Group, Inc...............................  3,238   36,417
   Capital Power Corp.......................................  2,475   58,677
   Capstone Infrastructure Corp............................. 11,774   44,338
  *Capstone Mining Corp..................................... 64,634  193,015
  *Cardero Resource Corp.................................... 16,600   15,124
  *Cardiome Pharma Corp.....................................  1,800    1,002
  *Carpathian Gold, Inc..................................... 51,260   16,086
   Cascades, Inc............................................ 12,460   53,480
 #*Cash Store Financial Services, Inc. (The)................    400    2,284
   Cathedral Energy Services, Ltd...........................  4,976   28,662
   CCL Industries, Inc. Class B.............................  6,134  235,090
  *Celestica, Inc........................................... 45,212  405,048
  *Celtic Exploration, Ltd..................................  6,000   87,949
   Cenovus Energy, Inc......................................  6,900  250,407
   Centerra Gold, Inc.......................................  4,200   54,379
  *Cequence Energy, Ltd..................................... 29,553   46,670
  *CGI Group, Inc. Class A..................................  7,471  167,669
  *China Gold International Resources Corp., Ltd............  3,700   16,817
  *Chinook Energy, Inc...................................... 10,022   13,493
   Churchill Corp. Class A (The)............................  4,450   64,012
   CI Financial Corp........................................  2,000   47,882
  *CIC Energy Corp..........................................  6,800    7,021
   Cineplex, Inc............................................  5,357  163,120
   Clairvest Group, Inc.....................................    100    1,784
  *Claude Resources, Inc.................................... 31,500   28,380
   CML HealthCare, Inc......................................  4,582   49,584
  *Coastal Contacts, Inc.................................... 15,700   43,706
   Cogeco Cable, Inc........................................  1,400   69,444
   Colabor Group, Inc.......................................  3,267   25,498
  *Colossus Minerals, Inc...................................  5,040   23,622
  *COM DEV International, Ltd...............................  5,100   12,958
  *Compton Petroleum Corp...................................    111      179
   Computer Modelling Group, Ltd............................  2,632   43,909
  *Connacher Oil & Gas, Ltd................................. 99,121   86,293
   Constellation Software, Inc..............................    300   28,605
   Contrans Group, Inc. Class A.............................  2,000   18,019
  *Copper Mountain Mining Corp..............................  7,118   30,912
   Corby Distilleries, Ltd. Class A.........................  2,450   40,178
 #*Corridor Resources, Inc.................................. 12,900   10,055
   Corus Entertainment, Inc. Class B........................ 15,300  377,292
  *Cott Corp................................................ 20,205  131,516
   Crescent Point Energy Corp...............................  3,850  168,210

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CONTINUED


                                                             SHARES  VALUE++
                                                             ------- --------
CANADA -- (Continued)
  *Crew Energy, Inc.........................................  27,320 $193,592
  *Crocotta Energy, Inc.....................................  10,880   26,433
   Davis & Henderson Corp...................................  14,578  279,503
  *DeeThree Exploration, Ltd................................     674    3,139
  *Delphi Energy Corp.......................................  30,555   40,210
  *Denison Mines Corp.......................................  63,537  116,416
  *Descartes Systems Group, Inc. (The)......................   9,080   78,497
  *Detour Gold Corp.........................................   5,460  134,752
   Dollarama, Inc...........................................   1,233   68,624
   Dorel Industries, Inc. Class B...........................   6,400  193,649
  *DragonWave, Inc..........................................   6,969   27,654
  *Duluth Metals, Ltd.......................................  14,300   30,110
  *Dundee Precious Metals, Inc..............................  24,318  189,305
  *Dynasty Metals & Mining, Inc.............................   6,282   11,637
  *Eastern Platinum, Ltd.................................... 177,297   68,201
  *Eco Oro Minerals Corp....................................   5,800   13,504
   E-L Financial Corp., Ltd.................................      80   34,216
   Eldorado Gold Corp.......................................  26,454  374,911
  #Emera, Inc...............................................     700   24,773
   Empire Co., Ltd. Class A.................................   4,500  264,848
   Enbridge Income Fund Holdings, Inc.......................   2,524   57,029
   Encana Corp..............................................  16,105  337,311
 #*Endeavour Mining Corp....................................  26,448   54,350
  *Endeavour Mining Corp....................................   3,774    7,943
   Enerflex, Ltd............................................   2,500   30,900
   Enerplus Corp............................................  18,886  349,482
   Enghouse Systems, Ltd....................................   1,800   25,510
   Ensign Energy Services, Inc..............................  19,547  282,564
  *Epsilon Energy, Ltd......................................  10,950   23,389
  *Equal Energy, Ltd........................................   9,801   28,673
   Equitable Group, Inc.....................................   2,250   65,893
   Essential Energy Services, Ltd...........................  33,106   81,437
  *Etrion Corp..............................................   5,406    2,327
   Evertz Technologies, Ltd.................................   2,800   39,682
  *Excellon Resources, Inc..................................  26,500   14,486
   Exchange Income Corp.....................................   1,600   40,686
   Exco Technologies, Ltd...................................   1,300    6,843
  *EXFO, Inc................................................   7,513   53,010
  *Fairborne Energy, Ltd....................................  13,000   24,083
   Fairfax Financial Holdings, Ltd..........................   1,600  655,954
   Finning International, Inc...............................   7,200  201,164
   Firm Capital Mortgage Investment Corp....................     500    6,706
   First Capital Realty, Inc................................   1,298   24,151
  *First Majestic Silver Corp...............................  14,200  223,382
   First National Financial Corp............................     600    9,797
   First Quantum Minerals, Ltd..............................  11,500  238,882
   *FirstService Corp.......................................   3,300   90,196
  *Flint Energy Services, Ltd...............................  11,200  282,423
 #*Formation Metals, Inc....................................     800      364
  #Fortis, Inc..............................................   1,900   65,895
  *Fortress Paper, Ltd. Class A.............................   2,299   58,228
  *Fortuna Silver Mines, Inc................................   9,800   41,170
  *Fortune Minerals, Ltd....................................     800      624
   Franco-Nevada Corp.......................................   4,300  192,876
  *Garda World Security Corp. Class A.......................   1,400   11,040
  *Genesis Land Development Corp............................   8,400   27,636
   Genivar, Inc.............................................   2,500   67,267
   Genworth MI Canada, Inc..................................   9,600  199,512
  *GeoMark Exploration, Ltd.................................   9,700    8,052
   George Weston, Ltd.......................................   2,179  139,252
   Gildan Activewear, Inc...................................   6,523  187,862

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CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
   Glacier Media, Inc.......................................  3,000 $  6,529
  *Glentel, Inc.............................................    400    6,924
   Gluskin Sheff & Associates, Inc..........................  2,000   30,976
  *GLV, Inc. Class A........................................  8,028   26,574
   GMP Capital, Inc......................................... 13,800   85,914
   Goldcorp, Inc............................................ 13,611  521,237
  *Golden Star Resources, Ltd............................... 73,980  113,833
  *Gran Tierra Energy, Inc.................................. 56,664  365,389
 #*Great Basin Gold, Ltd.................................... 79,432   55,482
  *Great Canadian Gaming Corp............................... 14,900  123,683
   Great-West Lifeco, Inc...................................  6,500  164,499
   Groupe Aeroplan, Inc..................................... 37,590  483,265
   Guardian Capital Group, Ltd. Class A.....................  3,344   33,360
  *Guide Exploration, Ltd. Class A.......................... 26,200   52,779
  *Guyana Goldfields, Inc...................................  7,861   21,804
  *Hanfeng Evergreen, Inc...................................  5,700   14,483
  *Harry Winston Diamond Corp............................... 11,056  157,807
  *Heroux-Devtek, Inc.......................................  3,048   26,689
   High Liner Foods, Inc....................................    800   16,642
  *High River Gold Mines, Ltd............................... 56,000   65,759
   Home Capital Group, Inc..................................  2,500  121,628
   Horizon North Logistics, Inc............................. 13,660   81,309
   HudBay Minerals, Inc..................................... 39,479  415,632
  #Husky Energy, Inc........................................  7,405  193,174
   IAMGOLD Corp............................................. 22,900  283,975
   IBI Group, Inc...........................................  1,759   26,104
   IGM Financial, Inc.......................................  1,400   65,688
 #*Imax Corp................................................  5,400  129,281
  *Imperial Metals Corp.....................................  4,400   68,148
   Imperial Oil, Ltd........................................    776   36,127
  *IMRIS, Inc...............................................  4,300   14,408
   Indigo Books & Music, Inc................................  1,600   14,901
   Industrial Alliance Insurance & Financial Services, Inc.. 16,494  525,951
   Inmet Mining Corp........................................  7,019  386,104
   Innergex Renewable Energy, Inc...........................  8,402   87,945
   Intact Financial Corp....................................  6,804  439,297
  *Inter-Citic Minerals, Inc................................    200      184
  *International Forest Products, Ltd. Class A..............  8,600   40,917
 #*International Minerals Corp..............................  4,255   22,829
  *Intertape Polymer Group, Inc............................. 14,873   80,549
 #*Ivanhoe Energy, Inc...................................... 57,636   51,927
  *Ivanhoe Mines, Ltd.......................................  1,000   11,672
 #*Jaguar Mining, Inc....................................... 16,500   45,933
   Jean Coutu Group PJC, Inc. Class A (The).................  4,300   61,593
   Just Energy Group, Inc...................................  6,008   79,004
  *Katanga Mining, Ltd...................................... 83,398   69,227
  *Keegan Resources, Inc....................................    632    2,047
   Keyera Corp..............................................  1,600   65,419
   Killam Properties, Inc...................................  3,722   50,714
   Kinross Gold Corp........................................ 45,780  410,136
  *Kirkland Lake Gold, Inc..................................  4,200   54,846
  *La Mancha Resources, Inc................................. 13,574   39,162
  *Labrador Iron Mines Holdings, Ltd........................  6,602   31,010
 #*Lake Shore Gold Corp..................................... 41,100   39,941
   Laurentian Bank of Canada................................  6,248  278,483
   Le Chateau, Inc. Class A.................................    500      698
  *Legacy Oil & Gas, Inc.................................... 29,429  256,798
   Leisureworld Senior Care Corp............................  7,845   96,092
   Leon's Furniture, Ltd....................................  6,538   79,487
   Linamar Corp............................................. 10,226  202,170
   Liquor Stores N.A., Ltd..................................  4,944   88,985

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CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
  #Loblaw Cos., Ltd.........................................  6,759 $228,185
  *Lundin Mining Corp....................................... 86,883  422,168
   MacDonald Dettweiler & Associates, Ltd...................  2,340  106,264
   Magna International, Inc................................. 20,960  918,518
   Major Drilling Group International, Inc.................. 13,092  196,542
   Manitoba Telecom Services, Inc...........................  1,700   59,027
  #Manulife Financial Corp.................................. 40,805  558,056
   Maple Leaf Foods, Inc.................................... 13,297  173,776
  *March Networks Corp......................................    200    1,012
  *Martinrea International, Inc............................. 16,101  151,418
  *Maxim Power Corp.........................................  2,200    5,189
  *MEG Energy Corp..........................................  2,661  115,857
 #*MEGA Brands, Inc.........................................  2,000   12,046
  *Mega Uranium, Ltd........................................ 22,900    5,332
   Melcor Developments, Ltd.................................  2,078   32,184
 #*Mercator Minerals, Ltd................................... 23,547   28,366
   Methanex Corp............................................ 17,000  598,532
   Metro, Inc...............................................  3,200  176,545
   MI Developments, Inc.....................................  2,487   87,914
  *Migao Corp...............................................  6,589   18,810
  *Minera Andes Acquisition Corp............................ 22,078   82,470
  *Miranda Technologies, Inc................................  6,400   77,874
  *Mood Media Corp..........................................  3,600   15,160
   Morneau Shepell, Inc..................................... 11,496  137,670
   Mullen Group, Ltd........................................ 10,880  235,696
   NAL Energy Corp.......................................... 29,694  227,849
   National Bank of Canada..................................  5,100  398,046
  *Nautilus Minerals, Inc................................... 18,063   43,884
  *Neo Material Technologies, Inc........................... 13,100  144,414
  *New Gold, Inc............................................ 27,854  253,769
   Newalta Corp............................................. 11,848  169,471
   Nexen, Inc............................................... 40,522  783,079
   Niko Resources, Ltd......................................  1,400   58,985
  *Norbord, Inc.............................................  4,350   50,156
   Nordion, Inc............................................. 12,800  116,876
  *North American Energy Partners, Inc......................  5,546   21,952
 #*North American Palladium, Ltd............................ 31,811   95,963
   North West Co., Inc. (The)...............................  1,732   38,993
  *Northern Dynasty Minerals, Ltd...........................  4,160   23,161
   Northland Power, Inc.....................................  9,434  168,558
 #*NovaGold Resources, Inc..................................  4,700   33,876
  *Nuvista Energy, Ltd...................................... 17,840   56,707
  *OceanaGold Corp.......................................... 74,000  170,795
   Onex Corp................................................  6,200  246,218
  *Open Range Energy Corp...................................  7,400    8,989
  *Open Text Corp...........................................  3,100  173,790
  *Oromin Explorations, Ltd.................................  5,200    3,895
  *Orvana Minerals Corp..................................... 13,000   11,844
 #*Osisko Mining Corp.......................................  5,300   54,564
  *Pace Oil & Gas, Ltd...................................... 12,679   60,324
   Pacific Rubiales Energy Corp.............................  4,900  140,574
  *Paladin Labs, Inc........................................  1,963   79,983
   Pan American Silver Corp................................. 18,337  356,583
  *Paramount Resources, Ltd. Class A........................  3,054   82,452
  *Parex Resources, Inc.....................................  8,701   47,651
   Parkland Fuel Corp.......................................    300    4,246
   Pason Systems, Inc.......................................  4,680   60,972
  *Patheon, Inc.............................................  1,300    2,882
  *Pembina Pipeline Corp....................................  3,392  102,615
   Pengrowth Energy Corp.................................... 55,167  495,908
   Penn West Petroleum, Ltd................................. 36,031  617,508

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CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
  *Peregrine Diamonds, Ltd..................................  8,080 $  5,071
  *Perpetual Energy, Inc.................................... 17,275   12,416
   PetroBakken Energy, Ltd. Class A......................... 17,528  253,733
  *Petrobank Energy & Resources, Ltd........................ 23,105  331,191
   Petrominerales, Ltd...................................... 20,419  298,684
   Peyto Exploration & Development Corp.....................  2,800   47,760
  *Phoscan Chemical Corp.................................... 21,000    7,015
   PHX Energy Services Corp.................................  1,000    9,688
  *Pilot Gold, Inc..........................................  3,550    4,564
 #*PolyMet Mining Corp......................................  9,787   10,304
   Poseidon Concepts Corp...................................  6,541   84,953
  *Precision Drilling Corp.................................. 46,636  429,607
   Premium Brands Holdings Corp.............................  4,249   74,885
  *Primero Mining Corp......................................  4,054   11,162
   Progress Energy Resources Corp........................... 28,083  309,017
   Progressive Waste Solutions, Ltd......................... 16,623  360,612
   Pulse Seismic, Inc....................................... 14,104   31,268
  *QLT, Inc.................................................  9,696   64,290
   Quebecor, Inc. Class B...................................  8,000  314,461
  *Queenston Mining, Inc....................................  4,400   17,193
 #*Questerre Energy Corp.................................... 16,560   14,584
  *Ram Power Corp........................................... 21,879    7,309
  *Reitmans Canada, Ltd.....................................    700   10,962
   Reitmans Canada, Ltd. Class A............................  7,444  114,540
  *Research In Motion, Ltd.................................. 25,749  368,308
   Richelieu Hardware, Ltd..................................  2,000   66,711
  *Richmont Mines, Inc...................................... 10,500   73,447
  #Ritchie Brothers Auctioneers, Inc........................  3,200   67,703
  *RMP Energy, Inc.......................................... 17,892   34,413
  *Rock Energy, Inc.........................................  5,688    9,098
   Rocky Mountain Dealerships, Inc..........................  2,000   23,769
   Rogers Sugar, Inc........................................ 22,850  128,609
   RONA, Inc................................................ 30,000  321,911
  #Royal Bank of Canada..................................... 13,100  757,077
  *Rubicon Minerals Corp.................................... 12,000   36,564
  #Russel Metals, Inc.......................................  9,962  273,392
  *Sabina Gold & Silver Corp................................ 15,610   43,455
  *Sandvine Corp............................................ 18,000   32,616
  #Saputo, Inc..............................................  2,900  135,540
  *Savanna Energy Services Corp............................. 16,109  124,586
  *Scorpio Mining Corp...................................... 25,300   26,123
 #*Seabridge Gold, Inc......................................  1,200   20,323
  *Secure Energy Services, Inc.............................. 10,900   85,404
   SEMAFO, Inc.............................................. 21,000  106,717
  #Shaw Communictions, Inc. Class B.........................  4,800   98,930
   ShawCor, Ltd. Class A....................................  4,853  156,960
   Sherritt International Corp.............................. 67,846  388,045
   Shoppers Drug Mart Corp..................................  3,400  146,484
  *Shore Gold, Inc.......................................... 15,000    4,100
  *Sierra Wireless, Inc.....................................  6,400   43,537
  *Silver Standard Resources, Inc........................... 10,500  151,678
   Silver Wheaton Corp......................................  9,100  277,832
 #*Sino-Forest Corp......................................... 27,600   37,950
  #SNC-Lavalin Group, Inc...................................    900   33,837
  *Softchoice Corp..........................................  4,400   59,596
  *Sonde Resources Corp..................................... 10,900   25,930
  *Southern Pacific Resource Corp........................... 90,301  143,516
  *SouthGobi Resources, Ltd................................. 14,057   97,332
  *Sprott Resource Corp..................................... 21,983   91,684
   Sprott Resource Lending Corp............................. 29,091   44,762
   Sprott, Inc..............................................  4,000   18,181

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CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
CANADA -- (Continued)
  #Stantec, Inc.............................................  7,412 $  242,127
   Stella-Jones, Inc........................................  1,400     64,654
  *Stornoway Diamond Corp................................... 14,000     12,330
   Student Transportation, Inc..............................  7,964     54,257
  #Sun Life Financial, Inc.................................. 35,778    877,201
   Suncor Energy, Inc....................................... 36,072  1,191,506
  *SunOpta, Inc............................................. 11,327     66,505
   Superior Plus Corp....................................... 16,821    126,517
  *SXC Health Solutions Corp................................  2,000    181,364
   Talisman Energy, Inc..................................... 31,348    409,998
 #*Tanzanian Royalty Exploration Corp....................... 11,520     51,078
  *Taseko Mines, Ltd........................................ 31,700    109,747
   Teck Resources, Ltd. Class B............................. 17,000    634,327
  #Telus Corp. Non-Voting...................................  5,300    311,020
  *Tembec, Inc.............................................. 16,400     50,137
  *Teranga Gold Corp........................................ 11,133     25,405
  *Theratechnologies, Inc...................................  2,900      5,842
 #*Thompson Creek Metals Co., Inc........................... 36,600    218,225
   Thomson Reuters Corp..................................... 10,416    311,262
   Tim Hortons, Inc.........................................  3,900    225,113
   TMX Group, Inc...........................................    800     36,524
  *Torex Gold Resources, Inc................................ 64,700    112,653
  #Toromont Industries, Ltd.................................  6,400    143,439
   Toronto Dominion Bank.................................... 21,129  1,785,757
   Torstar Corp. Class B.................................... 14,674    152,407
   Total Energy Services, Inc...............................  4,569     68,037
  *Tourmaline Oil Corp......................................  3,896     93,905
  #TransAlta Corp........................................... 13,100    217,217
   TransCanada Corp......................................... 15,367    676,064
   Transcontinental, Inc. Class A........................... 15,200    177,873
   TransForce, Inc.......................................... 10,391    187,971
  *TransGlobe Energy Corp................................... 14,870    204,117
 #*Trican Well Service, Ltd................................. 10,200    147,551
   Trilogy Energy Corp......................................  4,700    129,983
   Trinidad Drilling, Ltd................................... 27,569    178,612
   TVA Group, Inc. Class B..................................    653      5,566
   Twin Butte Energy, Ltd................................... 45,500    126,203
  *UEX Corp................................................. 29,800     21,117
   Uni-Select, Inc..........................................  2,800     81,575
  *Uranium One, Inc......................................... 79,375    230,608
  *Ur-Energy, Inc...........................................  5,500      5,957
  *Valeant Pharmaceuticals International, Inc...............  1,000     55,626
   Valener, Inc.............................................  1,989     30,282
  *Vecima Network, Inc......................................    700      2,547
   Veresen, Inc.............................................  3,600     54,992
   Vermilion Energy, Inc....................................    900     43,640
   Vero Energy, Inc.........................................  6,579     17,582
   Viterra, Inc............................................. 59,388    956,484
   Wajax Corp...............................................    861     43,475
   WaterFurnace Renewable Energy, Inc.......................    913     16,682
   Wesdome Gold Mines, Ltd.................................. 14,500     19,522
   West Fraser Timber Co., Ltd..............................  7,805    343,140
 #*Westaim Corp............................................. 15,500     10,513
  *Western Forest Products, Inc............................. 10,400      9,686
  *Westfire Energy, Ltd..................................... 10,428     54,365
   Westjet Airlines, Ltd....................................    700      9,970
   Whistler Blackcomb Holdings, Inc.........................    700      7,653
  *Whitecap Resources, Inc.................................. 16,410    147,845
   Wi-Lan, Inc.............................................. 23,100    132,588
   Winpak, Ltd..............................................  3,194     49,340
  *Xtreme Drilling and Coil Services Corp...................  6,626     21,464

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
CANADA -- (Continued)
   Yamana Gold, Inc.........................................  47,487 $   696,550
 #*YM Biosciences, Inc......................................   9,400      16,177
  *Yukon-Nevada Gold Corp...................................  82,949      21,832
   Zargon Oil & Gas, Ltd....................................   6,500      85,210
TOTAL CANADA................................................          59,487,555
CHINA -- (0.0%)
  *China Public Procurement, Ltd............................ 148,000          --
  *Winteam Pharmaceutical Group, Ltd........................ 200,000      33,507
                                                                     -----------
TOTAL CHINA.................................................              33,507
                                                                     -----------
DENMARK -- (1.0%)
  *A.P. Moeller-Maersk A.S. Series A........................      15     111,882
  #A.P. Moeller-Maersk A.S. Series B........................      34     266,218
   Alk-Abello A.S...........................................   2,003     144,526
  *Alm. Brand A.S...........................................  20,953      42,140
  *Amagerbanken A.S.........................................  38,975          --
   Ambu A.S. Series B.......................................      63       1,638
   Auriga Industries A.S. Series B..........................   4,100      54,341
  *Bang & Olufsen Holdings A.S..............................   8,483     103,479
  *Bavarian Nordic A.S......................................   3,968      35,352
   Carlsberg A.S. Series B..................................   3,767     325,174
   Chr. Hansen Holding A.S..................................   1,269      35,212
   Coloplast A.S. Series B..................................     595     110,155
   D/S Norden A.S...........................................   7,113     201,876
  *Danske Bank A.S..........................................  12,773     207,573
   DFDS A.S.................................................     816      47,323
   DSV A.S..................................................  11,779     268,618
   East Asiatic Co., Ltd. A.S...............................   3,691     101,586
   FLSmidth & Co. A.S.......................................   3,859     271,646
  *Genmab A.S...............................................   4,878      39,007
   GN Store Nord A.S........................................  50,701     568,801
  *H&H International A.S. Series B..........................   1,940      13,966
   H. Lundbeck A.S..........................................   5,879     117,867
   Harboes Bryggeri A.S.....................................     511       8,147
   IC Companys A.S..........................................   1,797      36,618
   Jeudan A.S...............................................     667      51,654
  *Jyske Bank A.S...........................................  15,267     478,383
 #*NeuroSearch A.S..........................................   2,979       5,552
  #NKT Holding A.S..........................................   5,735     279,863
   Nordjyske Bank A.S.......................................     140       1,693
  #Norresundby Bank A.S.....................................     195       5,138
   Novozymes A.S. Series B..................................   1,990      52,223
  *Pandora A.S..............................................   9,887     104,458
  *Parken Sport & Entertainment A.S.........................     848      12,237
   Per Aarsleff A.S. Series B...............................     320      24,849
   Ringkjoebing Landbobank A.S..............................     924     115,940
   Rockwool International A.S. Series B.....................   1,951     186,163
  #Royal Unibrew A.S........................................   1,489     106,271
   Schouw & Co. A.S.........................................   4,272      96,941
   SimCorp A.S..............................................     445      79,378
   Solar Holdings A.S. Series B.............................     937      50,538
  *Spar Nord Bank A.S.......................................  12,806      54,257
  *Sydbank A.S..............................................  17,494     304,252
   TDC A.S..................................................  18,937     135,743
   Thrane & Thrane A.S......................................     913      69,221
   Tivoli A.S...............................................       1         540
  *TK Development A.S.......................................   4,894      13,078
  *Topdanmark A.S...........................................   1,093     187,526
  *TopoTarget A.S...........................................  61,560      30,909
  *Torm A.S.................................................      19           7

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
DENMARK -- (Continued)
   Tryg A.S.................................................   1,872 $  104,520
   United International Enterprises A.S.....................     403     62,314
 #*Vestas Wind Systems A.S..................................  25,118    221,392
  *Vestjysk Bank A.S........................................   1,419      4,028
                                                                     ----------
TOTAL DENMARK...............................................          5,952,213
                                                                     ----------
FINLAND -- (1.5%)
  *Ahlstrom Oyj.............................................   6,437    116,285
  *Aktia Oyj Series A.......................................   1,697     11,877
   Alma Media Oyj...........................................   6,053     41,018
   Amer Sports Oyj..........................................  20,376    289,906
   Aspo Oyj.................................................   1,177     10,677
   Atria P.L.C..............................................   2,419     19,332
  *Bank of Aland P.L.C. Series B............................       5         62
   BasWare Oyj..............................................      30        891
   Cargotec Oyj Series B....................................   4,716    162,386
   Citycon Oyj..............................................  13,332     44,164
   Cramo Oyj................................................   5,196     79,674
 #*Elektrobit Corp. Oyj.....................................  47,687     40,941
   Elisa Oyj................................................   5,993    135,151
  *Finnair Oyj..............................................  26,833     77,395
  *Finnlines Oyj............................................     894      8,282
   Fiskars Oyj Abp..........................................   3,717     79,499
   Fortum Oyj...............................................   5,944    127,852
  *F-Secure Oyj.............................................  14,826     32,918
  #HKScan Oyj Series A......................................   4,025     23,333
  #Huhtamaki Oyj............................................  21,027    333,706
   Ilkka-Yhtyma Oyj.........................................   3,592     28,271
   KCI Konecranes Oyj.......................................   4,682    142,634
  #Kemira Oyj...............................................  24,572    311,818
  *Kesko Oyj Series A.......................................     726     21,075
  #Kesko Oyj Series B.......................................  13,211    353,359
   Kone Oyj Series B........................................   2,842    175,874
   Laennen Tehtaat Oyj......................................     276      5,197
   Lassila & Tikanoja Oyj...................................   3,560     50,137
   Lemminkainen Oyj.........................................   2,049     51,938
 #*Mesta Board Oyj..........................................  45,152    124,230
   Metso Oyj................................................   5,589    240,062
   Neste Oil Oyj............................................  30,157    356,857
 #*Nokia Oyj................................................ 301,254  1,091,051
   Nokian Renkaat Oyj.......................................   2,400    113,932
   Okmetic Oyj..............................................   2,360     17,223
   Olvi Oyj Series A........................................   1,764     41,809
   Oriola-KD Oyj Series B...................................  35,693     86,180
   Orion Oyj Series A.......................................   2,849     58,273
   Orion Oyj Series B.......................................   5,412    110,398
 #*Outokumpu Oyj............................................ 180,680    293,946
   Outotec Oyj..............................................   3,651    196,606
  *PKC Group Oyj............................................   2,649     58,798
  #Pohjola Bank P.L.C. Series A.............................  25,713    276,724
   Ponsse Oyj...............................................     608      6,317
   Poyry Oyj................................................   3,798     30,363
   Raisio P.L.C. Series V...................................  34,264    110,263
   Ramirent Oyj.............................................   8,349     78,800
  #Rautaruukki Oyj Series K.................................   7,982     75,267
  *Ruukki Group Oyj.........................................  27,643     31,051
   Saga Furs Oyj............................................     284      6,062
   Sampo Oyj Series A.......................................  16,901    449,988
 #*Sanoma Oyj...............................................  15,986    167,167
  *Scanfil P.L.C............................................   9,299      9,232
   Sievi Capital P.L.C......................................   9,299     12,914

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FINLAND -- (Continued)
   Stockmann Oyj Abp Series A...............................   2,666 $   62,419
  #Stockmann Oyj Abp Series B...............................   5,450    121,961
  #Stora Enso Oyj Series R..................................  64,197    439,402
   Technopolis Oyj..........................................   6,838     36,589
  #Tieto Oyj................................................  12,024    211,745
   Tikkurila Oyj............................................   3,682     74,799
   UPM-Kymmene Oyj..........................................  61,439    788,456
  #Uponor Oyj Series A......................................   6,171     80,760
   Vacon Oyj................................................   1,144     59,990
   Vaisala Oyj Series A.....................................   1,578     33,557
   Wartsila OYJ Abp.........................................   4,750    192,482
   Yit Oyj..................................................  12,506    268,759
TOTAL FINLAND...............................................          9,190,084
FRANCE -- (5.2%)
   ABC Arbitrage SA.........................................   4,641     42,317
   Accor SA.................................................   3,175    109,793
   Aeroports de Paris SA....................................     371     31,223
 #*Air France-KLM...........................................  13,938     66,980
   Akka Technologies SA.....................................   1,440     46,450
 #*Alcatel-Lucent SA........................................ 102,478    157,593
  *Alcatel-Lucent SA Sponsored ADR..........................  32,900     49,679
   Alstom SA................................................   1,984     70,957
  *Altamir Amboise SA.......................................   5,023     44,942
   Alten, Ltd...............................................   4,315    125,540
  *Altran Technologies SA...................................  27,098    159,553
  #April SA.................................................   3,167     59,313
 #*Archos SA................................................   3,060     20,826
   Arkema SA................................................   6,195    549,428
 #*Artprice.com SA..........................................   2,054     72,873
   Assystem.................................................   1,977     41,830
   AtoS SA..................................................   4,054    261,242
   Audika SA................................................   1,518     22,401
   AXA SA...................................................  32,430    460,834
   AXA SA Sponsored ADR.....................................  14,588    206,712
  *Axway Software SA........................................     565     14,207
  #Beneteau SA..............................................   4,684     50,629
  *BioAlliance Pharma SA....................................   1,326      6,451
   bioMerieux SA............................................     175     14,341
   BNP Paribas SA...........................................  20,996    847,384
   Boiron SA................................................   1,252     38,537
   Bollore SA...............................................   1,030    223,251
   Bonduelle SCA............................................     786     75,763
   Bongrain SA..............................................   1,358     86,303
  #Bourbon SA...............................................   7,415    217,187
  *Boursorama SA............................................   5,104     36,530
 #*Bouygues SA..............................................  17,798    485,592
  *Bull SA..................................................  15,005     55,797
   Cap Gemini SA............................................  12,092    472,401
   Carrefour SA.............................................  10,179    204,460
   Casino Guichard Perrachon SA.............................   4,052    398,104
   Cegedim SA...............................................     820     26,679
   Cegid Group..............................................     946     18,906
  *CFAO SA..................................................   2,193     94,500
  #Christian Dior SA........................................     535     80,673
   Cie de Saint-Gobain SA...................................  19,197    805,993
   Cie des Alpes............................................     295      5,967
  *Cie Generale de Geophysique--Veritas SA..................   9,629    276,138
 #*Cie Generale de Geophysique--Veritas SA Sponsored ADR....  16,300    468,788
   Cie Generale des Etablissements Michelin SA Series B.....  14,416  1,077,344
   Cie Generale D'Optique Essilor Intenational SA...........   2,283    201,171

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

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CONTINUED


                                                   SHARES VALUE++
                                                   ------ --------
FRANCE -- (Continued)
  #Ciments Francais SA............................  1,109 $ 71,098
  *Club Mediterranee SA...........................  7,709  147,837
   CNP Assurances SA.............................. 12,281  172,431
   Credit Agricole SA............................. 58,085  299,003
   Dassault Systemes SA...........................    955   92,673
   Derichebourg SA................................ 16,609   49,203
  *Devoteam SA....................................    983   15,477
   Edenred SA.....................................  3,153  100,730
  *Eiffage SA.....................................  6,440  219,229
   Electricite de France SA.......................  3,293   69,765
   Electricite de Strasbourg SA...................     88   12,219
   Entrepose Contracting SA.......................    230   30,304
   Eramet SA......................................     99   13,206
   Esso SA Francaise..............................    803   66,335
   Establissements Maurel et Prom SA.............. 12,171  202,698
  *Etam Developpement SA..........................    518    8,757
   Euler Hermes SA................................  2,397  169,875
  *Euro Disney SCA................................  2,997   16,126
  *Eurofins Scientific SA.........................    808   95,567
   European Aeronautic Defence & Space Co. SA.....  5,781  228,457
   Eutelsat Communications SA.....................  2,295   81,715
  *Faiveley Transport SA..........................  1,151   63,591
   Faurecia SA....................................  2,580   55,440
   Fimalac SA.....................................    796   31,793
   France Telecom SA.............................. 16,278  223,139
   France Telecom SA Sponsored ADR................  3,032   42,024
  *GameLoft SA....................................  6,034   37,500
   GDF Suez SA.................................... 33,616  773,981
   Gemalto NV.....................................  6,254  465,887
  *GFI Informatique SA............................  7,854   31,702
   GL Events SA...................................  2,268   50,659
   Groupe Eurotunnel SA........................... 82,112  690,858
   Groupe Flo SA..................................  2,320   12,131
 #*Groupe Partouche SA............................  2,401    4,188
   Groupe Steria SCA..............................  6,555  129,797
  *Guerbet SA.....................................    133   12,055
   Guyenne et Gascogne SA.........................    875   94,155
  *Haulotte Group SA..............................  3,182   33,898
  #Havas SA....................................... 51,109  289,283
 #*Hi-Media SA....................................  2,302    7,043
   Iliad SA.......................................    182   23,438
   Imerys SA......................................  2,826  161,024
   Ingenico SA....................................  6,621  348,267
  *Ipsen SA.......................................  2,012   53,629
   Ipsos SA.......................................  3,188  103,408
  *Jacquet Metal Service SA.......................  2,357   32,599
  *JCDecaux SA....................................  2,330   66,147
   Korian SA......................................  2,052   33,110
   L.D.C. SA......................................    210   23,677
   Lafarge SA..................................... 18,157  709,698
  #Lagardere SCA.................................. 20,714  628,113
   Laurent-Perrier SA.............................    548   55,326
   Legrand SA.....................................  2,723   91,925
   Lisi SA........................................    586   43,857
  *LVL Medical Groupe SA..........................    168    2,608
   M6 Metropole Television SA.....................  4,349   66,820
   Maisons France Confort SA......................    139    3,834
 #*Manitou BF.....................................  3,827   83,982
   Manutan International SA.......................    234    9,990
  *Maurel & Prom Nigeria SA....................... 12,171   33,832
  *Medica SA......................................  7,526  116,393

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CONTINUED


                                                                    SHARES  VALUE++
                                                                    ------ ----------
FRANCE -- (Continued)
   Mersen SA.......................................................  4,512 $  149,553
  *METabolic EXplorer SA...........................................  2,008      8,804
   Natixis SA...................................................... 93,215    284,157
   Naturex SA......................................................    711     46,077
   Neopost SA......................................................  2,526    145,378
   Nexans SA.......................................................  5,666    283,974
   Nexity SA.......................................................  7,014    199,741
 #*NicOx SA........................................................ 14,169     44,640
   Norbert Dentressangle SA........................................  1,053     87,180
  *NRJ Group SA....................................................  3,822     29,959
   Oeneo SA........................................................  4,862     14,824
  #Orpea SA........................................................  4,069    136,500
   PagesJaunes Groupe SA...........................................  3,741     10,740
  *Parrot SA.......................................................    206      6,224
   Pernod-Ricard SA................................................  2,185    226,732
  #Peugeot SA...................................................... 17,549    210,763
   Pierre & Vacances SA............................................    947     28,162
   Plastic Omnium SA...............................................  4,905    128,305
  #PPR SA..........................................................  3,847    643,793
   Publicis Groupe SA..............................................  1,966    101,518
   Rallye SA.......................................................  5,420    181,003
  *Recylex SA......................................................  3,276     10,364
   Remy Cointreau SA...............................................    839     93,566
   Renault SA...................................................... 17,086    777,253
   Rexel SA........................................................ 19,676    411,657
   Robertet SA.....................................................    246     39,098
   Rubis SA........................................................  1,758     95,604
  *SA des Ciments Vicat............................................  2,510    144,230
   Safran SA.......................................................  5,906    218,905
   Saft Groupe SA..................................................  5,200    143,581
   Samse SA........................................................     40      3,198
   Sanofi SA....................................................... 20,001  1,527,709
   Sanofi SA ADR...................................................    880     33,598
   Sartorius Stedim Biotech SA.....................................  1,037     72,879
   Schneider Electric SA...........................................  5,307    326,889
   SCOR SE......................................................... 30,088    795,455
   SEB SA..........................................................  1,077     85,890
  *Seche Environnement SA..........................................    578     20,898
   Sechilienne SA..................................................  3,555     54,272
   Sequana SA......................................................  3,789     17,673
   SES SA..........................................................  3,759     90,067
   Societe BIC SA..................................................  1,862    205,105
   Societe d'Edition de Canal Plus SA..............................  9,370     53,114
   Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA.    408     20,909
   Societe Generale SA............................................. 39,711    940,126
   Societe Internationale de Plantations d'Heveas SA...............    378     38,663
   Societe Marseillaise du Tunnel Prado Carenage SA................    200      6,422
 #*Societe Television Francaise 1 SA............................... 17,599    170,465
   Sodexo SA.......................................................  1,066     84,925
 #*Soitec SA....................................................... 27,889    118,184
   Somfy SA........................................................    303     63,786
   Sopra Group SA..................................................    565     32,609
  *Ste Industrielle d'Aviation Latecoere SA........................    998     13,405
   Stef SA.........................................................  1,194     62,257
   STMicroelectronics NV........................................... 50,396    290,172
  #STMicroelectronics NV ADR....................................... 14,700     84,966
  *Store Electronic SA.............................................  1,158     16,073
  *Sword Group SA..................................................  2,537     41,660
  *Synergie SA.....................................................  4,436     52,154
  *Technicolor SA..................................................  5,556     11,763
   Technip SA......................................................  2,861    324,895

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

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CONTINUED


                                                   SHARES    VALUE++
                                                   ------- -----------
FRANCE -- (Continued)
   Teleperformance SA.............................  12,582 $   337,153
   Thales SA......................................   2,245      77,830
 #*Theolia SA.....................................  36,774      41,917
   Total SA.......................................   5,700     273,620
   Total SA Sponsored ADR.........................  15,900     764,949
   Touax SA.......................................     379      11,841
 #*Transgene SA...................................   1,632      19,960
   Trigano SA.....................................   3,671      54,149
  *UbiSoft Entertainment SA.......................  22,466     154,870
   Union Financiere de France Banque SA...........     730      20,977
   Valeo SA.......................................   6,816     335,198
  *Vallourec SA...................................   4,273     257,327
   Viel et Compagnie SA...........................  10,410      33,559
   Vilmorin & Cie SA..............................     943     101,778
   Vinci SA.......................................   3,741     173,509
   Virbac SA......................................     612     102,933
   Vivendi SA.....................................  51,678     955,862
   VM Materiaux SA................................      25         765
   Vranken Pommery Monopole SA....................      95       3,005
   Zodiac Aerospace SA............................   3,304     363,585
                                                           -----------
   TOTAL FRANCE...................................          31,434,341
                                                           -----------
   GERMANY -- (5.0%)..............................
  *Aareal Bank AG.................................  11,538     222,850
   Adidas-Salomon AG..............................   4,493     374,760
  *ADVA AG Optical Networking.....................   8,160      58,785
  *Air Berlin P.L.C...............................   9,292      25,031
  #Aixtron SE.....................................   4,802      87,738
  *Allgeier Holding AG............................     325       5,277
   Allianz SE.....................................  10,175   1,134,931
   Allianz SE Sponsored ADR.......................  11,988     132,587
   Amadeus Fire AG................................     140       7,008
  *Asian Bamboo AG................................   1,832      27,058
   AUGUSTA Technologie AG.........................   1,775      55,814
   Aurubis AG.....................................   8,666     482,323
   Axel Springer AG...............................   3,048     139,065
   Baader Bank AG.................................     174         527
 #*Balda AG.......................................  10,795      81,430
  #BASF SE........................................   3,730     307,102
  *Bauer AG.......................................   1,790      44,196
  #Bayer AG.......................................   3,087     217,522
   Bayerische Motoren Werke AG....................   8,606     818,534
   BayWa AG.......................................   3,204     116,915
   Bechtle AG.....................................   4,093     184,363
  #Beiersdorf AG..................................     921      64,633
   Bertrandt AG...................................     498      37,762
  *Bijou Brigitte AG..............................     416      38,416
   Bilfinger Berger SE............................   3,996     365,602
   Biotest AG.....................................     741      46,399
  *Borussia Dortmund GmbH & Co. KGaA..............  13,961      46,221
  *Brenntag AG....................................     396      49,333
  *CANCOM AG......................................   3,065      54,053
   Carl Zeiss Meditec AG..........................   3,515      97,858
  *CAT Oil AG.....................................   2,861      23,869
  *Celesio AG.....................................  15,003     258,727
   CENIT AG.......................................   1,384      12,880
   Centrotec Sustainable AG.......................   1,644      26,961
   Centrotherm Photovoltaics AG...................   1,404      14,573
   Cewe Color Holding AG..........................     786      34,648
   Comdirect Bank AG..............................   3,526      40,330
  *Commerzbank AG................................. 257,735     558,036

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

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CONTINUED

                                                   SHARES  VALUE++
                                                   ------ ----------
GERMANY -- (Continued)
  *Constantin Medien AG........................... 11,950 $   26,643
 #*Continental AG.................................  1,793    173,900
   CropEnergies AG................................  6,908     44,300
   CTS Eventim AG.................................  1,572     61,380
  *Curanum AG.....................................  1,848      4,781
   DAB Bank AG....................................  5,739     26,983
   Daimler AG..................................... 23,045  1,275,112
  *Delticom AG....................................    800     77,742
   Deutsche Bank AG............................... 29,192  1,266,641
   Deutsche Beteiligungs AG.......................  2,549     56,618
   Deutsche Boerse AG.............................  1,697    106,553
  #Deutsche Lufthansa AG.......................... 29,802    388,092
   Deutsche Post AG............................... 33,864    632,373
   Deutsche Telekom AG............................ 47,332    533,654
   Deutsche Telekom AG Sponsored ADR.............. 26,160    298,224
   Deutsche Wohnen AG.............................  6,707     98,675
  *Deutz AG....................................... 17,349    123,130
  *Dialog Semiconductor P.L.C.....................  3,072     67,688
  #Douglas Holding AG.............................  3,954    181,678
   Dr. Hoenle AG..................................    339      4,811
   Draegerwerk AG & Co. KGaA......................    318     31,797
   Drillisch AG................................... 10,745    135,592
  #Duerr AG.......................................  1,177     74,389
  #E.ON AG........................................ 43,404    982,742
   Eckert & Ziegler AG............................    837     27,370
   Elmos Semiconductor AG.........................  1,774     19,922
   ElreingKlinger AG..............................  2,547     73,781
  *Euromicron AG..................................  2,040     57,464
  *Evotec AG...................................... 18,777     64,174
   Fielmann AG....................................    103      9,983
   Fraport AG.....................................  6,284    408,615
   Freenet AG..................................... 27,925    485,663
   Fresenius Medical Care AG & Co. KGaA...........    579     41,116
   Fresenius Medical Care AG & Co. KGaA ADR.......  1,000     71,000
   Fresenius SE & Co. KGaA........................  1,638    163,534
   Fuchs Petrolub AG..............................    497     27,732
  *GAGFAH SA......................................  4,662     41,813
   GEA Group AG...................................  9,316    307,686
   Gerresheimer AG................................  5,778    266,910
   Gerry Weber International AG...................  2,100     89,197
  *Gesco AG.......................................    631     52,782
   GFK SE.........................................  2,571    136,621
 #*Gigaset AG..................................... 14,453     41,696
 #*Gildemeister AG................................ 12,931    264,964
  *Grammer AG.....................................  3,754     79,840
   Grenkeleasing AG...............................  1,404     93,676
   H&R AG.........................................  1,796     36,138
  *Hamburger Hafen und Logistik AG................    933     30,948
  #Hannover Rueckversicherung AG..................  7,599    459,870
 #*Heidelberger Druckmaschinen AG................. 57,042     99,725
  #Heidelberger Zement AG......................... 12,930    711,466
   Henkel AG & Co. KGaA...........................  1,143     69,986
  #Hochtief AG....................................  3,461    203,012
  *Homag Group AG.................................    168      2,264
   Indus Holding AG...............................  4,291    133,741
   Infineon Technologies AG ADR................... 51,964    517,561
   Interseroh SE..................................    497     34,867
   Isra Vision Systems AG.........................    137      3,279
 #*IVG Immobilien AG.............................. 23,191     53,716
  *Jenoptik AG.................................... 11,659     96,026
  *Joyou AG.......................................    888     10,519

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                               SHARES VALUE++
                                                                               ------ --------
GERMANY -- (Continued)
  *K+S AG.....................................................................  1,891 $ 94,515
  *Kabel Deutschland Holding AG...............................................  1,500   94,564
   Kloeckner & Co. SE......................................................... 24,275  330,387
   Koenig & Bauer AG..........................................................  1,664   27,206
   Kontron AG................................................................. 11,842   85,773
  #Krones AG..................................................................  2,060  114,153
   KSB AG.....................................................................     37   23,412
 #*Kuka AG....................................................................  4,102   97,688
   KWS Saat AG................................................................    348   92,855
   Lanxess AG.................................................................  5,244  417,507
   Leoni AG...................................................................  6,203  318,778
  #Linde AG...................................................................  1,833  313,742
  *Loewe AG...................................................................    280    1,578
  #LPKF Laser & Electronics AG................................................    494    8,729
   MAN SE.....................................................................  1,448  183,043
  *Manz AG....................................................................    429   13,211
   Merck KGaA.................................................................  2,953  324,593
   Metro AG...................................................................  6,677  215,566
   MLP AG..................................................................... 10,982   92,905
  *Morphosys AG...............................................................  3,794  103,628
   MTU Aero Engines Holding AG................................................  2,153  181,405
   Muehlbauer Holding & Co. AG................................................    110    3,829
  #Munchener Rueckversicherungs-Gesellschaft AG...............................  5,454  792,194
   MVV Energie AG.............................................................    320   10,109
   Nemetschek AG..............................................................    206    8,442
  *Nordex SE..................................................................  7,951   35,369
   OHB AG.....................................................................    406    7,300
  *Paion AG...................................................................  2,436    2,849
  *Patrizia Immobilien AG.....................................................  5,434   35,222
   Pfeiffer Vacuum Technology AG..............................................    740   89,842
  *Phoenix Solar AG...........................................................  1,026    1,422
   PNE Wind AG................................................................ 20,016   42,731
   Praktiker AG............................................................... 11,320   25,359
   #PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie.  1,387   31,264
   Puma SE....................................................................    203   71,236
  *QIAGEN NV.................................................................. 24,936  412,305
  *QSC AG..................................................................... 16,029   41,654
   R Stahl AG.................................................................    325   11,660
  #Rational AG................................................................    372   95,124
   Rheinmetall AG.............................................................  9,222  518,222
   Rhoen-Klinikum AG.......................................................... 22,436  631,380
  *RWE AG..................................................................... 21,427  921,080
  *SAF-Holland SA.............................................................  6,636   55,852
  #Salzgitter AG..............................................................  6,762  354,420
 #*SGL Carbon SE..............................................................  5,961  272,448
   Siemens AG.................................................................  2,924  271,406
   Siemens AG Sponsored ADR...................................................  2,876  267,094
 #*Singulus Technologies AG................................................... 14,065   45,629
   Sixt AG....................................................................  3,716   77,198
  *SKW Stahl-Metallurgie Holding AG...........................................    773   14,847
  *Sky Deutschland AG......................................................... 67,548  172,960
  *SMA Solar Technology AG....................................................    621   26,030
  #Software AG................................................................  3,426  119,755
  #Solarworld AG.............................................................. 15,913   33,558
  #Stada Arzneimittel AG......................................................  9,624  319,508
   STRATEC Biomedical AG......................................................    386   18,385
  *Stroer Out-of-Home Media AG................................................    593   10,127
   Suedzucker AG..............................................................  5,483  166,968
  *Suss Microtec AG...........................................................  4,481   62,351
   Symrise AG.................................................................  5,966  172,907
  *TAG Immobilien AG.......................................................... 16,398  162,844

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
   Takkt AG..............................................   3,906 $    57,398
   ThyssenKrupp AG.......................................  27,589     654,280
  *Tipp24 SE.............................................   1,213      68,908
  *Tom Tailor Holding AG.................................   1,468      27,312
 #*TUI AG................................................  29,221     213,697
   United Internet AG....................................   4,184      82,800
  *Verbio AG.............................................   1,930       7,429
  #Volkswagen AG.........................................     901     153,913
   Vossloh AG............................................   1,407     137,298
   VTG AG................................................   3,057      55,375
   Wacker Chemie AG......................................   1,341     108,129
   Wacker Neuson SE......................................   5,977      98,729
   Washtec AG............................................   5,709      69,051
   Wincor Nixdorf AG.....................................   1,966      76,279
   Wirecard AG...........................................   5,519     102,396
   XING AG...............................................      84       6,265
   Zhongde Waste Technology AG...........................     700       2,606
                                                                  -----------
TOTAL GERMANY............................................          29,726,255
                                                                  -----------
GREECE -- (0.4%).........................................
  *Alpha Bank A.E........................................  69,920      98,112
  *Attica Bank S.A.......................................   1,360         469
  *Bank of Cyprus Public Co., Ltd........................ 171,745     102,371
   Bank of Greece S.A....................................   3,497      62,611
   Coca-Cola Hellenic Bottling Co. S.A...................   4,470      88,785
  *Coca-Cola Hellenic Bottling Co. S.A. ADR..............   2,412      47,468
  *Cyprus Popular Bank PCL............................... 274,207      73,373
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A..  13,381       3,594
  *EFG Eurobank Ergasias S.A.............................  45,521      36,253
   Ellaktor S.A..........................................  23,131      37,691
   EYDAP Athens Water Supply & Sewage Co. S.A............   2,339      12,073
  *Folli Follie Group S.A................................   8,653      80,249
  *Fourlis Holdings S.A..................................   6,512      10,254
   Frigoglass S.A........................................  10,274      65,365
   GEK Terna S.A.........................................  11,494      12,624
   Hellenic Exchanges S.A................................  15,367      53,305
   Hellenic Petroleum S.A................................  14,812     108,868
  *Hellenic Telecommunication Organization Co. S.A.......  33,069     107,956
  *Heracles General Cement Co. S.A.......................   2,107       4,937
   Intralot S.A.-Integrated Lottery Systems & Services...  21,273      21,536
   JUMBO S.A.............................................  23,134     112,417
  *Lamda Development S.A.................................   2,665       8,602
  *Marfin Investment Group Holdings S.A.................. 146,593      57,432
   Metka S.A.............................................   6,296      69,203
   Motor Oil (Hellas) Corinth Refineries S.A.............  16,366     134,293
  *Mytilineos Holdings S.A...............................  18,602      63,533
  *National Bank of Greece S.A........................... 212,066     473,150
  *National Bank of Greece S.A. ADR......................   8,288      18,897
  *OPAP S.A..............................................   9,292      83,042
  *Piraeus Bank S.A...................................... 174,297      59,932
   Piraeus Port Authority S.A............................     870      12,418
   Public Power Corp. S.A................................   5,009      16,847
  *Sarantis S.A..........................................   1,038       2,873
  *Sidenor Steel Products Manufacturing Co. S.A..........   5,520       6,757
  *Teletypos S.A. Mega Channel...........................   1,037         357
   Terna Energy S.A......................................   6,402      13,480
   Titan Cement Co. S.A..................................   9,123     177,016
  *TT Hellenic Postbank S.A..............................  30,534      16,178
  *Viohalco Hellenic Copper and Aluminum Industry S.A....  25,814     105,273
                                                                  -----------
TOTAL GREECE.............................................           2,459,594
                                                                  -----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (2.2%)
   AAC Technologies Holdings, Inc......................     8,000 $ 23,492
  *AIA Group, Ltd......................................    32,400  114,867
   Alco Holdings, Ltd..................................    68,000   23,972
   Allied Group, Ltd...................................     6,000   13,715
  #Allied Properties (H.K.), Ltd.......................   650,540   85,268
  *Apac Resources, Ltd.................................   600,000   25,412
   APT Satellite Holdings, Ltd.........................    78,000   22,892
   Asia Financial Holdings, Ltd........................    98,000   35,778
   Asia Satellite Telecommunications Holdings, Ltd.....    27,000   76,928
   Asia Standard International Group, Ltd..............   230,000   37,352
   ASM Pacific Technology, Ltd.........................     2,900   39,180
   Associated International Hotels, Ltd................    10,000   21,249
   Bank of East Asia, Ltd..............................    37,941  141,415
  *Birmingham International Holdings, Ltd..............   326,000    6,387
   BOC Hong Kong Holdings, Ltd.........................    25,000   77,432
   Bonjour Holdings, Ltd...............................   168,000   25,458
   Bossini International Holdings, Ltd.................   160,000   11,096
  #Brightoil Petroleum Holdings, Ltd...................    79,000   17,390
   Cafe de Coral Holdings, Ltd.........................     8,000   21,916
  *Carico Holdings, Ltd................................   400,000   21,330
   Cathay Pacific Airways, Ltd.........................    97,000  164,107
   Century City International Holdings, Ltd............   213,200   15,057
  *Century Sunshine Group Holdings, Ltd................   135,000    4,353
  *Chaoyue Group, Ltd..................................    15,000      385
   Chen Hsong Holdings, Ltd............................    48,000   16,037
   Cheung Kong Holdings, Ltd...........................    38,000  503,526
   Cheung Kong Infrastructure Holdings, Ltd............     7,000   41,394
   Chevalier International Holdings, Ltd...............    20,000   21,086
  *China Billion Resources, Ltd........................   198,000       --
  *China Boon Holdings, Ltd............................   300,000    3,429
  *China Daye Non-Ferrous Metals Mining, Ltd...........   504,000   26,542
  *China Energy Development Holdings, Ltd..............   402,000    4,781
  *China Flavors & Fragrances Co., Ltd.................    16,802    2,914
  *China Infrastructure Investment, Ltd................   532,000   16,723
   China Metal International Holdings, Ltd.............   162,000   28,098
  *China Nuclear Industry 23 International Corp., Ltd..    48,000   13,237
  *China Renji Medical Group, Ltd...................... 1,318,000       --
  *China Resources & Transportation Group, Ltd......... 1,100,000   45,287
  *China Solar Energy Holdings, Ltd....................   640,000    3,207
  *China Strategic Holdings, Ltd.......................   295,000    5,497
  *China WindPower Group, Ltd..........................   730,000   30,346
   Chong Hing Bank, Ltd................................    31,000   56,097
   Chow Sang Sang Holdings International, Ltd..........    17,000   42,987
   Chuang's Consortium International, Ltd..............   266,925   27,437
   Citic Telecom International Holdings, Ltd...........   103,000   21,411
   City Telecom, Ltd. ADR..............................     3,100   35,960
   CK Life Sciences International Holdings, Inc........   564,000   32,292
   CNT Group, Ltd......................................   406,000   19,931
  *CP Lotus Corp., Ltd.................................   260,000    8,531
   Cross-Harbour Holdings, Ltd. (The)..................     7,000    5,692
   CSI Properties, Ltd.................................   631,515   25,663
  *CST Mining Group, Ltd............................... 3,752,000   58,273
  *Culture Landmark Investment, Ltd....................   792,000    8,084
  *Culturecom Holdings, Ltd............................    50,000    8,571
   Dah Sing Banking Group, Ltd.........................    53,960   55,765
   Dah Sing Financial Holdings, Ltd....................    32,600  116,467
  *Dejin Resources Group Co., Ltd......................   548,000    2,312
   Dickson Concepts International, Ltd.................    43,000   23,772
   EcoGreen Fine Chemicals Group, Ltd..................     4,000      758
   Emperor Entertainment Hotel, Ltd....................   265,000   48,716
   Emperor International Holdings, Ltd.................   283,750   51,004

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

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CONTINUED


                                                     SHARES   VALUE++
                                                    --------- --------
HONG KONG -- (Continued)
   Emperor Watch & Jewellery, Ltd..................   370,000 $ 51,657
  *ENM Holdings, Ltd...............................   172,000   13,024
   Esprit Holdings, Ltd............................   196,967  403,729
  *eSun Holdings, Ltd..............................   198,000   27,217
   EVA Precision Industrial Holdings, Ltd..........   238,000   39,994
   Fairwood, Ltd...................................     8,000   13,677
   Far East Consortium International, Ltd..........   131,000   23,923
   First Pacific Co., Ltd..........................    89,200   96,512
  *Foxconn International Holdings, Ltd.............    92,000   43,504
  *Galaxy Entertainment Group, Ltd.................    51,000  159,317
  *Genting Hong Kong, Ltd..........................   400,000  147,333
   Get Nice Holdings, Ltd..........................   896,000   39,150
   Giordano International, Ltd.....................    74,000   64,244
   Glorious Sun Enterprises, Ltd...................   122,000   41,717
   Golden Resources Development International, Ltd.    90,000    4,329
  *Goldin Properties Holdings, Ltd.................    76,000   29,196
   Great Eagle Holdings, Ltd.......................    38,349  112,629
  *G-Resources Group, Ltd.......................... 1,242,000   79,807
   Haitong International Securities Group, Ltd.....    28,270   10,099
   Hang Lung Group, Ltd............................    72,000  448,591
   Hang Lung Properties, Ltd.......................   161,000  592,952
  #Hang Seng Bank, Ltd.............................     4,800   65,733
   Harbour Centre Development, Ltd.................    36,000   43,716
   Henderson Land Development Co., Ltd.............    89,513  507,909
   HKR International, Ltd..........................   170,971   64,559
  *HKT Trust and HKT, Ltd..........................     7,260    5,642
   Hon Kwok Land Investment Co., Ltd...............    62,000   21,286
   Hong Kong & Shanghai Hotels, Ltd................   101,500  132,822
   Hong Kong Aircraft Engineering Co., Ltd.........     1,600   22,318
   Hong Kong Ferry Holdings, Ltd...................    24,000   21,220
   Hongkong Chinese, Ltd...........................   164,000   26,067
   Hopewell Holdings, Ltd..........................   104,000  278,733
   Hsin Chong Construction Group, Ltd..............    36,000    5,330
   Hung Hing Printing Group, Ltd...................   150,000   24,767
   Hutchison Telecommunications Hong Kong
     Holdings, Ltd.................................   132,000   58,649
   Hutchison Whampoa, Ltd..........................    55,000  527,255
  *IDT International, Ltd..........................   434,000    6,761
  *Imagi International Holdings, Ltd...............   720,000   11,483
  *IRC, Ltd,.......................................   198,000   28,889
  *IT, Ltd.........................................    74,000   38,814
   JLF Investment Co., Ltd.........................   120,000    7,630
   Johnson Electric Holdings, Ltd..................   141,000   88,284
   #K Wah International Holdings, Ltd..............   275,000  115,674
   Keck Seng Investments (Hong Kong), Ltd..........    48,000   20,269
   Kerry Properties, Ltd...........................    64,500  291,838
   Kin Yat Holdings, Ltd...........................    12,000    1,708
  *King Stone Energy Group, Ltd....................    78,000    6,013
   Kingmaker Footwear Holdings, Ltd................    72,000   11,571
   Kingston Financial Group, Ltd...................   394,000   35,914
   Kowloon Development Co., Ltd....................    84,000   87,428
  *Lai Sun Development Co., Ltd.................... 2,436,666   37,830
  *Lai Sun Garment International, Ltd..............   138,000   11,179
   Li & Fung, Ltd..................................     6,000   12,795
   Lifestyle International Holdings, Ltd...........    18,000   41,953
   Lippo China Resources, Ltd......................   304,000    7,630
   Lippo, Ltd......................................    63,000   22,387
  *Lisi Group Holdings, Ltd........................    98,000    4,291
   Liu Chong Hing Investment, Ltd..................    16,000   16,694
   Luk Fook Holdings International, Ltd............     9,000   25,504
   Lung Kee (Bermuda) Holdings, Ltd................    38,000   17,962
  *Mascotte Holdings, Ltd..........................    55,250    3,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                           --------- --------
HONG KONG -- (Continued)
  *Melco International Development, Ltd...................   230,000 $240,778
   Midland Holdings, Ltd..................................    96,584   48,433
  *Ming Fung Jewellery Group, Ltd.........................   486,000   27,848
   Miramar Hotel & Investment Co., Ltd....................    39,000   43,056
  *Mongolia Energy Corp., Ltd.............................   297,000   24,758
   MTR Corp...............................................    28,025   99,394
  *Nan Nan Resources Enterprise, Ltd......................    28,000    3,547
   Neo-Neon Holdings, Ltd.................................   205,000   35,918
  *New Smart Energy Group, Ltd............................   450,000    2,994
  *New Times Energy Corp., Ltd............................    66,900    8,291
   New World Development Co., Ltd.........................   329,193  408,925
   Neway Group Holdings, Ltd..............................   900,000    2,425
   NewOcean Green Energy Holdings, Ltd....................   204,000   42,020
  *Next Media, Ltd........................................    62,000    5,186
   NWS Holdings, Ltd......................................    96,476  144,950
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   265,000   10,036
   Orient Overseas International, Ltd.....................    20,000  136,527
   Oriental Watch Holdings, Ltd...........................   132,000   55,065
   Pacific Andes International Holdings, Ltd..............   322,224   21,986
   Pacific Basin Shipping, Ltd............................   438,000  229,210
  *Pacific Century Premium Developments, Ltd..............   223,000   52,815
   Pacific Textile Holdings, Ltd..........................    53,000   35,157
   Paliburg Holdings, Ltd.................................   108,000   31,816
  *Pan Asia Environmental Protection Group, Ltd...........    78,000    5,897
   PCCW, Ltd..............................................   167,000   62,226
   Pearl Oriental Oil, Ltd................................   251,800   22,320
   Pico Far East Holdings, Ltd............................   158,000   37,954
  *PME Group, Ltd.........................................    80,000    1,287
  *PNG Resources Holdings, Ltd............................   608,000    9,292
   Polytec Asset Holdings, Ltd............................   415,000   44,187
   Public Financial Holdings, Ltd.........................    48,000   20,666
   PYI Corp., Ltd.........................................   992,000   25,544
   Regal Hotels International Holdings, Ltd...............   172,000   71,052
   Richfield Group Holdings, Ltd..........................   136,000    6,971
  *Rising Development Holdings, Ltd.......................    74,000    9,165
   Samling Global, Ltd....................................   288,000   27,296
   SEA Holdings, Ltd......................................    62,000   29,428
   Shangri-La Asia, Ltd...................................   121,666  257,797
   Shenyin Wanguo, Ltd....................................    50,000   15,431
   Shun Tak Holdings, Ltd.................................   371,249  153,188
   Singamas Container Holdings, Ltd.......................   340,000  101,314
   Sino Land Co., Ltd.....................................   246,172  422,901
  *Sino-Tech International Holdings, Ltd..................   900,000    8,120
   SmarTone Telecommunications Holdings, Ltd..............    26,000   48,547
   SOCAM Development, Ltd.................................    43,768   47,305
  *Soundwill Holdings, Ltd................................    16,000   25,092
   South China (China), Ltd...............................   480,000   32,858
   Stella International Holdings, Ltd.....................    20,000   52,883
  *Stelux Holdings International, Ltd.....................   188,000   45,411
   Sun Hung Kai & Co., Ltd................................   152,161   78,409
   Sun Hung Kai Properties, Ltd...........................    30,757  368,798
  *Superb Summit International Timber Co., Ltd............   313,000    5,567
   Sustainable Forest Holdings, Ltd....................... 1,372,500   25,161
   Tai Cheung Holdings, Ltd...............................    79,000   55,982
  *Tao Heung Holdings, Ltd................................    66,000   33,507
  *Taung Gold International, Ltd..........................   970,000   21,768
   Techtronic Industries Co., Ltd.........................   130,500  156,635
   Television Broadcasts, Ltd.............................     5,000   36,630
   Texwinca Holdings, Ltd.................................    18,000   21,974
  *Tidetime Sun (Group), Ltd..............................    92,000   11,830
  *Titan Petrochemicals Group, Ltd........................   620,000   22,375

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
HONG KONG -- (Continued)
   Tongda Group Holdings, Ltd.....................   410,000 $    17,371
  *Tonic Industries Holdings, Ltd.................    14,000       1,263
   Town Health International Investments, Ltd.....    76,000       7,630
   Transport International Holdings, Ltd..........    48,800     100,323
   Trinity, Ltd...................................     6,000       5,004
   United Laboratories International Holdings,
     Ltd. (The)...................................   115,000      46,183
   Value Partners Group, Ltd......................    45,000      27,618
   Varitronix International, Ltd..................    81,000      40,489
   Victory City International Holdings, Ltd.......   206,024      23,538
   Vitasoy International Holdings, Ltd............   100,000      73,285
  *VST Holdings, Ltd..............................    86,000      20,782
  #VTech Holdings, Ltd............................     3,000      33,565
 #*Wah Nam International Holdings, Ltd............   873,840      50,988
   Wang On Group, Ltd.............................   880,000       9,450
   Wharf Holdings, Ltd............................    67,000     397,334
   Wheelock & Co., Ltd............................    78,000     262,798
   Wing Hang Bank, Ltd............................    11,500     121,920
  #Wing On Co. International, Ltd.................    30,000      66,035
   Wing Tai Properties, Ltd.......................   124,000      52,102
   Wynn Macau, Ltd................................    15,600      49,865
   Xinyi Glass Holdings, Ltd......................    76,000      48,863
   YGM Trading, Ltd...............................     2,000       5,296
   Yue Yuen Industrial Holdings, Ltd..............    24,000      80,065
                                                             -----------
TOTAL HONG KONG...................................            13,316,953
                                                             -----------
IRELAND -- (0.7%).................................
  *Aer Lingus Group P.L.C.........................    61,198      78,797
  *Anglo Irish Bank Corp. P.L.C...................   105,210          --
   C&C Group P.L.C................................    67,048     336,486
   CRH P.L.C......................................     8,597     174,434
   CRH P.L.C. Sponsored ADR.......................    47,203     959,637
   DCC P.L.C......................................    14,867     375,901
   Dragon Oil P.L.C...............................    41,441     390,790
  *Elan Corp. P.L.C...............................     4,564      62,920
  *Elan Corp. P.L.C. Sponsored ADR................     8,300     114,457
   FBD Holdings P.L.C.............................     4,499      51,891
   Glanbia P.L.C..................................    15,379     116,783
  *Governor & Co. of the Bank of Ireland P.L.C.
    (The)......................................... 2,803,594     416,499
   Governor & Co. of the Bank of Ireland P.L.C.
     Sponsored ADR (The)..........................     4,731      29,190
   Grafton Group P.L.C............................    47,196     206,226
   IFG Group P.L.C................................     7,039      14,093
  *Independent News & Media P.L.C.................     1,274         448
   Irish Continental Group P.L.C..................     1,466      29,703
  *Kenmare Resources P.L.C........................    71,237      58,189
   Kerry Group P.L.C. Series A....................     5,424     247,707
  *Kingspan Group P.L.C...........................    24,842     260,189
   Paddy Power P.L.C..............................     3,568     233,148
  *Smurfit Kappa Group P.L.C......................    19,999     168,484
   United Drug P.L.C..............................    61,197     187,888
                                                             -----------
TOTAL IRELAND.....................................             4,513,860
                                                             -----------
ISRAEL -- (0.5%)..................................
  *Africa Israel Investments, Ltd.................    12,771      48,387
  *Alon Holdings Blue Square Israel, Ltd..........     1,554       5,603
  *AL-ROV Israel, Ltd.............................       798      19,582
  *Alvarion, Ltd..................................     9,464       7,188
  *AudioCodes, Ltd................................     4,091       9,726
  *Azrieli Group, Ltd.............................     1,322      32,304
   Bank Hapoalim B.M..............................    49,935     185,305
   Bank Leumi Le-Israel B.M.......................    66,474     207,943
   Bezeq Israeli Telecommunication Corp., Ltd.....       993       1,655

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
ISRAEL -- (Continued)
   Cellcom Israel, Ltd..................................     833 $   10,499
  *Ceragon Networks, Ltd................................   5,455     49,989
  *Clal Biotechnology Industries, Ltd...................   6,481     26,933
   Clal Industries & Investments, Ltd...................  11,551     42,380
   Clal Insurance Enterprises Holdings, Ltd.............   2,823     44,215
   Delek Automotive Systems, Ltd........................     824      6,905
   DS Apex Holdings, Ltd................................     436      2,030
   Elbit Systems, Ltd...................................     879     32,067
   Elbit Systems, Ltd. ADR..............................     500     18,235
   Electra, Ltd.........................................     641     55,405
  *Elron Electronic Industries, Ltd.....................   1,825      8,676
  *EZchip Semiconductor, Ltd............................   1,999     81,892
  *First International Bank of Israel, Ltd..............   3,089     34,997
   Formula Systems (1985), Ltd..........................   1,313     21,018
   Frutarom Industries, Ltd.............................   4,837     46,125
  *Gilat Satellite Networks, Ltd........................   4,767     19,463
  *Given Imaging, Ltd...................................   1,795     34,922
   Golf & Co., Ltd......................................   2,258      7,772
   Granite Hacarmel Investments, Ltd....................  12,581     17,328
  *Hadera Paper, Ltd....................................     183      7,498
   Harel Insurance Investments & Finances, Ltd..........   1,678     63,988
   Hot Telecommunications Systems, Ltd..................   3,182     32,075
   Israel Chemicals, Ltd................................   5,296     60,580
  *Israel Discount Bank, Ltd. Series A.................. 129,497    167,937
   Ituran Location & Control, Ltd.......................   2,289     31,297
  *Jerusalem Oil Exploration, Ltd.......................   1,316     25,481
  *Kamada, Ltd..........................................     897      6,403
  *Kardan Yazamut.......................................   1,703        339
   Matrix IT, Ltd.......................................   1,405      6,943
  *Mellanox Technologies, Ltd...........................   3,101    178,158
  *Menorah Mivtachim Holdings, Ltd......................   8,326     65,719
   Migdal Insurance & Financial Holding, Ltd............  30,975     45,553
   Mizrahi Tefahot Bank, Ltd............................   9,312     83,909
  *Naphtha Israel Petroleum Corp., Ltd..................   3,799     15,323
  *NICE Systems, Ltd. Sponsored ADR.....................   3,569    137,121
  *Nitsba Holdings (1995), Ltd..........................     480      4,223
  *Nova Measuring Instruments, Ltd......................     700      5,973
  *Oil Refineries, Ltd.................................. 127,969     74,405
   Ormat Industries, Ltd................................  10,284     51,042
   Osem Investments, Ltd................................     395      6,024
   Partner Communications Co., Ltd......................   1,522     11,376
   Paz Oil Co., Ltd.....................................     624     84,982
   Phoenix Holdings, Ltd. (The).........................  12,198     30,267
   Plasson, Ltd.........................................     986     26,234
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..     783     26,813
  *Retalix, Ltd.........................................   1,391     29,353
   Shikun & Binui, Ltd..................................   8,983     15,957
  *Strauss Group, Ltd...................................   2,188     26,364
   Super-Sol, Ltd. Series B.............................   3,148     11,059
  #Teva Pharmaceutical Industries, Ltd. Sponsored ADR...  12,719    581,767
  *Tower Semiconductor, Ltd.............................  28,252     27,388
  *Union Bank of Israel, Ltd............................   3,077     10,923
                                                                 ----------
TOTAL ISRAEL............................................          3,031,018
                                                                 ----------
ITALY -- (2.0%).........................................
  #A2A SpA..............................................  12,377      7,854
   ACEA SpA.............................................   3,054     17,666
   Acegas-APS SpA.......................................   2,087      7,639
   Alerion Cleanpower SpA...............................   1,470      7,503
   Amplifon SpA.........................................  10,160     55,717
   Ansaldo STS SpA......................................   6,534     57,745

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

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CONTINUED

                                                   SHARES  VALUE++
                                                   ------- --------
ITALY -- (Continued)
  *Arnoldo Mondadori Editore SpA..................  21,374 $ 31,578
   Ascopiave SpA..................................   8,381   13,290
   Assicurazioni Generali SpA.....................  12,534  171,002
   Astaldi SpA....................................  14,297  110,765
   Atlantia SpA...................................   1,520   23,047
   Autogrill SpA..................................   6,656   66,275
   Azimut Holding SpA.............................  10,087   99,097
  #Banca Carige SpA...............................  80,694   84,356
   Banca Generali SpA.............................   6,800   83,189
   Banca IFIS SpA.................................   3,017   18,838
  #Banca Monte Dei Paschi di Siena SpA............ 464,986  165,411
  #Banca Piccolo Credito Valtellinese Scarl.......  52,726   79,071
   Banca Popolare dell'Emilia Romagna Scarl.......  66,405  407,987
 #*Banca Popolare dell'Etruria e del Lazio Scarl..  15,139   24,808
  #Banca Popolare di Milano Scarl................. 818,032  402,759
  #Banca Popolare di Sondrio Scarl................  50,192  338,182
   Banca Profilo SpA..............................  35,778   12,250
   Banco di Desio e della Brianza SpA.............   6,850   24,742
   Banco Popolare Scarl........................... 435,685  647,897
  #BasicNet SpA...................................   6,641   18,552
   Brembo SpA.....................................   6,992   79,304
  *Brioschi Sviluppo Immobiliare SpA..............  10,866    1,419
 #*Buongiorno SpA.................................  30,662   65,637
  *Buzzi Unicem SpA...............................  22,500  229,087
  #C.I.R. SpA--Compagnie Industriali Riunite......  82,034  112,033
   Cairo Communication SpA........................   3,024   12,710
   Caltagirone Editore SpA........................   9,089   11,676
   Cementir Holding SpA...........................  14,591   28,755
  #Credito Artigiano SpA..........................   7,928    9,220
   Credito Bergamasco SpA.........................     474   10,907
   Credito Emiliano SpA...........................  18,445   75,514
   Danieli & Co. SpA..............................   1,971   55,944
   Datalogic SpA..................................   3,058   29,533
   Davide Campari--Milano SpA.....................  23,376  165,270
   De Longhi SpA..................................   4,556   64,229
  *DeA Capital SpA................................  39,176   73,110
  *Delclima SpA...................................   4,556    2,672
   DiaSorin SpA...................................   3,048   80,378
  *EEMS Italia SpA................................   3,301    1,801
  *EI Towers SpA..................................   1,405   34,720
   Engineering Ingegneria Informatica SpA.........     729   20,457
   Eni SpA........................................  16,556  367,870
   Eni SpA Sponsored ADR..........................  10,306  459,235
   ERG SpA........................................  10,104   76,145
   Esprinet SpA...................................   3,327   14,778
  *Eurotech SpA...................................   5,432    9,601
  #Falck Renewables SpA...........................  38,352   44,083
  *Fiat Industrial SpA............................  17,446  198,048
  *Fiat SpA.......................................  65,563  316,682
  *Finmeccanica SpA...............................  68,177  293,274
 #*Fondiaria--Sai SpA.............................  24,985   30,760
  *Gemina SpA..................................... 123,796  105,824
   Geox SpA.......................................   7,588   24,459
   Gruppo Editoriale L'Espresso SpA...............  23,990   32,411
   Hera SpA.......................................  30,863   46,408
   Immsi SpA......................................  51,070   38,197
   Impregilo SpA.................................. 125,178  494,665
   Indesit Co. SpA................................   5,641   32,815
   Industria Macchine Automatiche SpA.............     132    2,422
   Interpump Group SpA............................   7,628   68,115
   Intesa Sanpaolo SpA............................ 272,792  413,512

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CONTINUED

                                                  SHARES    VALUE++
                                                  ------- -----------
ITALY -- (Continued)
   Iren SpA......................................  20,180 $    13,353
  #Italcementi SpA...............................  16,807     105,672
   Italmobiliare SpA.............................   1,299      24,626
 #*Juventus Football Club SpA....................  18,350       5,887
   KME Group SpA.................................  36,247      14,805
   Landi Renzo SpA...............................   7,410      15,743
  *Lottomatica SpA...............................   7,064     130,685
   Luxottica Group SpA...........................   1,407      50,310
   Luxottica Group SpA Sponsored ADR.............     300      10,707
   Maire Tecnimont SpA...........................  22,029      19,283
   MARR SpA......................................   1,671      18,094
  *Mediaset SpA..................................  47,528     113,123
   Mediobanca SpA................................  90,740     443,629
   Mediolanum SpA................................   3,408      13,974
   #*Milano Assicurazioni SpA.................... 239,825      79,910
   Parmalat SpA..................................  66,960     151,455
   Piaggio & C. SpA..............................  25,137      75,993
   Pirelli & Co. SpA.............................  27,466     334,664
  *Poltrona Frau SpA.............................   2,894       3,991
 #*Prelios SpA................................... 120,610      25,418
 #*Premafin Finanziaria SpA......................  32,033       9,619
   Prysmian SpA..................................   8,594     139,986
 #*RCS MediaGroup SpA............................  14,264      12,520
   Recordati SpA.................................  16,583     115,458
   Reply SpA.....................................     296       6,677
   Sabaf SpA.....................................     760      11,276
  *Safilo Group SpA..............................   5,975      39,207
   Saipem SpA....................................   2,928     144,720
  *Saras SpA.....................................  40,335      50,958
   SAVE SpA......................................   7,283      61,143
  *Snai SpA......................................     235         411
   Societa Cattolica di Assicurazioni Scrl.......   6,979     131,046
  #Societa Iniziative Autostradali e Servizi SpA.   8,046      50,412
  #Sogefi SpA....................................   1,729       4,701
   Sol SpA.......................................   6,059      32,880
  *Sorin SpA.....................................  63,354     118,938
 #*Telecom Italia Media SpA......................  98,726      19,691
   Telecom Italia SpA............................ 377,751     428,552
   Telecom Italia SpA Sponsored ADR..............  32,914     372,586
   Tenaris SA ADR................................   2,700     105,813
   Terna Rete Elettrica Nazionale SpA............   6,851      25,450
   Tod's SpA.....................................     859      98,976
   Trevi Finanziaria SpA.........................   4,862      27,398
   UniCredit SpA................................. 178,809     713,199
   Unione di Banche Italiane ScpA................ 142,756     530,594
  *Unipol Gruppo Finanziario SpA.................   2,873      86,536
   Vianini Lavori SpA............................   1,509       6,500
   Vittoria Assicurazioni SpA....................   3,490      21,870
  *Yoox SpA......................................   2,309      33,042
   Zignago Vetro SpA.............................   2,507      17,525
                                                          -----------
TOTAL ITALY......................................          12,279,906
                                                          -----------
JAPAN -- (19.6%).................................
   77 Bank, Ltd. (The)...........................  59,000     235,267
   A&D Co., Ltd..................................   2,300       8,313
   Accordia Golf Co., Ltd........................     275     213,392
   Achilles Corp.................................  28,000      37,805
   Adeka Corp....................................  19,400     178,232
  *Aderans Co., Ltd..............................   4,600      51,293
   Advan Co., Ltd................................   2,600      24,635
   Advantest Corp................................   3,900      64,809

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CONTINUED

                                               SHARES VALUE++
                                               ------ --------
JAPAN -- (Continued)
   Advantest Corp. ADR........................  1,800 $ 29,718
   Aeon Co., Ltd.............................. 14,200  185,381
   Aeon Delight Co., Ltd......................    800   18,625
   Aeon Fantasy Co., Ltd......................    900   14,081
   Ahresty Corp...............................  3,500   32,836
   Ai Holdings Corp...........................  7,700   48,587
   Aica Kogyo Co., Ltd........................  5,800   84,987
   Aichi Bank, Ltd. (The).....................  1,900  105,468
   Aichi Corp................................. 10,300   45,435
   Aichi Steel Corp........................... 24,000  114,418
   Aichi Tokei Denki Co., Ltd.................  5,000   19,790
   Aida Engineering, Ltd...................... 14,800   83,235
   Aigan Co., Ltd.............................  4,200   18,133
   Aiphone Co., Ltd...........................  1,700   34,140
   Air Water, Inc.............................  3,000   37,816
   Airport Facilities Co., Ltd................  6,100   27,334
   Aisan Industry Co., Ltd....................  3,600   38,142
   Aisin Seiki Co., Ltd.......................  3,500  123,244
   Ajinomoto Co., Inc......................... 11,000  141,969
   Akebono Brake Industry Co., Ltd............  8,800   44,284
   Akita Bank, Ltd. (The)..................... 53,000  174,012
   Alconix Corp...............................  1,000   22,619
   Alfresa Holdings Corp......................  6,800  314,023
   ALLIED TELESIS HOLDINGS K.K................ 20,700   20,866
   Alpen Co., Ltd.............................  5,200  105,934
   Alpha Systems, Inc.........................  1,560   22,459
   Alpine Electronics, Inc.................... 11,500  151,044
   Alps Electric Co., Ltd..................... 26,200  238,299
   Alps Logistics Co., Ltd....................  2,000   20,256
   Altech Corp................................    600    4,646
   Amada Co., Ltd............................. 60,000  407,239
   Amano Corp................................. 12,900  115,413
   Amiyaki Tei Co., Ltd.......................      6   16,569
   Amuse, Inc.................................    200    2,732
   Ando Corp.................................. 25,000   34,915
   Anest Iwata Corp...........................  7,000   33,757
  #Anritsu Corp...............................  6,000   78,285
   AOC Holdings, Inc..........................  8,000   44,620
   AOI Electronic Co., Ltd....................  1,000   16,826
   AOKI Holdings, Inc.........................  3,400   66,674
   Aomori Bank, Ltd. (The).................... 44,000  131,874
   Aoyama Trading Co., Ltd.................... 13,500  278,529
   Aozora Bank, Ltd........................... 29,000   74,379
   Arakawa Chemical Industries, Ltd...........  2,600   22,445
   Araya Industrial Co., Ltd.................. 17,000   27,003
   Arc Land Sakamoto Co., Ltd.................  3,500   54,832
   Arcs Co., Ltd..............................  6,689  143,785
   Argo Graphics, Inc.........................    500    6,989
   Ariake Japan Co., Ltd......................  3,200   64,565
  *Arisawa Manufacturing Co., Ltd.............  6,500   23,802
   Arnest One Corp............................  4,000   45,402
   As One Corp................................  3,100   68,329
   Asahi Co., Ltd.............................  2,700   53,274
   Asahi Diamond Industrial Co., Ltd..........  6,000   66,356
   Asahi Glass Co., Ltd....................... 10,000   78,626
   Asahi Group Holdings, Ltd..................  2,000   45,034
   Asahi Holdings, Inc........................  1,100   21,616
   Asahi Kasei Corp........................... 20,000  123,615
   Asahi Kogyosha Co., Ltd....................  2,000    8,331
   Asahi Organic Chemicals Industry Co., Ltd.. 15,000   38,715
   Asatsu-DK, Inc.............................  4,500  130,151

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

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
  *Ashimori Industry Co., Ltd...............................   6,000 $  7,826
  #Asics Corp...............................................   5,000   53,830
   ASKA Pharmaceutical Co., Ltd.............................   5,000   28,946
   Astellas Pharma, Inc.....................................   1,000   40,556
   Asunaro Aoki Construction Co., Ltd.......................   3,500   20,575
  #Atom Corp................................................   4,000   16,603
   Atsugi Co., Ltd..........................................  40,000   47,519
   Autobacs Seven Co., Ltd..................................   4,400  211,170
   Avex Group Holdings, Inc.................................   3,700   42,011
   Awa Bank, Ltd. (The).....................................  37,000  218,427
   Azbil Corp...............................................   2,800   59,987
   Bando Chemical Industries, Ltd...........................  15,000   55,288
   Bank of Iwate, Ltd. (The)................................   3,600  157,276
   Bank of Kyoto, Ltd. (The)................................  26,000  220,264
   Bank of Nagoya, Ltd. (The)...............................  34,000  109,402
   Bank of Okinawa, Ltd. (The)..............................   4,300  179,337
   Bank of Saga, Ltd. (The).................................  32,000   81,707
   Bank of the Ryukyus, Ltd.................................   9,500  122,421
   Bank of Yokohama, Ltd. (The)............................. 100,000  484,304
   Belc Co., Ltd............................................   3,000   44,823
   Belluna Co., Ltd.........................................   3,000   23,739
   Benesse Holdings, Inc....................................     400   19,861
  *Best Denki Co., Ltd......................................  10,000   24,277
  *Bic Camera, Inc..........................................     104   51,314
   BML, Inc.................................................   1,200   30,209
   Bookoff Corp.............................................   2,500   24,107
   Bridgestone Corp.........................................   4,900  115,943
   Brother Industries, Ltd..................................   6,400   85,995
   Bunka Shutter Co., Ltd...................................  10,000   37,882
   CAC Corp.................................................   5,800   50,708
   Calsonic Kansei Corp.....................................  17,000   95,638
   Canon Electronics, Inc...................................   1,900   46,878
   Canon Marketing Japan, Inc...............................   9,200  118,683
   Capcom Co., Ltd..........................................   2,100   47,953
  #Casio Computer Co., Ltd..................................  18,200  120,909
   Cawachi, Ltd.............................................   3,900   93,889
   Central Glass Co., Ltd...................................  40,000  163,954
   Central Sports Co., Ltd..................................     500    6,747
   Century Tokyo Leasing Corp...............................   6,900  138,013
   Chiba Bank, Ltd. (The)...................................  62,000  376,682
  *Chiba Kogyo Bank, Ltd. (The).............................   9,400   48,773
   Chino Corp...............................................   4,000   10,693
   Chiyoda Co., Ltd.........................................   4,200   97,879
   Chiyoda Corp.............................................   2,000   24,084
   Chiyoda Integre Co., Ltd.................................   3,600   45,079
   Chofu Seisakusho Co., Ltd................................   2,600   61,972
   Chori Co., Ltd...........................................  47,000   64,592
   Chubu Shiryo Co., Ltd....................................   5,000   32,278
   Chudenko Corp............................................   3,600   36,580
   Chuetsu Pulp & Paper Co., Ltd............................  20,000   41,672
   Chugai Ro Co., Ltd.......................................  13,000   42,661
   Chugoku Bank, Ltd. (The).................................  24,000  303,270
   Chugoku Marine Paints, Ltd...............................  11,000   65,643
   Chukyo Bank, Ltd. (The)..................................  25,000   61,676
  #Chuo Denki Kogyo Co., Ltd................................   3,100   15,989
   Chuo Mitsui Trust Holdings, Inc..........................  78,000  228,504
   Chuo Spring Co., Ltd.....................................   5,000   20,471
   Citizen Holdings Co., Ltd................................  34,900  219,180
   CKD Corp.................................................   8,100   59,956
   Cleanup Corp.............................................   4,000   30,211
   CMIC Holdings Co., Ltd...................................   1,400   23,641

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

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
  *CMK Corp.................................................  12,800 $ 65,817
   Coca-Cola Central Japan Co., Ltd.........................   7,600   99,580
   Coca-Cola West Co., Ltd..................................  10,300  185,918
   Cocokara fine, Inc.......................................   3,000   93,579
   Colowide Co., Ltd........................................   4,000   29,450
   Computer Engineering & Consulting, Ltd...................   1,700    8,903
   COMSYS Holdings Corp.....................................  20,300  204,632
   Corona Corp..............................................   5,500   77,041
   Cosel Co., Ltd...........................................   2,200   31,230
   Cosmo Oil Co., Ltd....................................... 104,000  288,414
   Cosmos Pharmaceutical Corp...............................     700   39,245
   Credit Saison Co., Ltd...................................  14,200  304,747
   Dai Nippon Printing Co., Ltd.............................  46,000  408,245
   Dai Nippon Toryo, Ltd....................................  29,000   31,840
   Daibiru Corp.............................................  13,800  108,578
  #Daicel Chemical Industries, Ltd..........................  45,000  285,245
   Dai-Dan Co., Ltd.........................................   4,000   25,194
   Daido Kogyo Co., Ltd.....................................  11,000   20,250
   Daido Metal Co., Ltd.....................................   7,000   83,646
   Daido Steel Co., Ltd.....................................  10,000   62,033
   Daidoh, Ltd..............................................   4,600   37,407
 #*Daiei, Inc. (The)........................................  25,650   84,649
   Daifuku Co., Ltd.........................................  23,500  125,562
   Daihatsu Motor Co., Ltd..................................   3,000   56,631
   Daihen Corp..............................................  15,000   50,300
   Daiho Corp...............................................  20,000   27,771
 #*Daiichi Chuo K.K.........................................  37,000   50,591
   Daiichi Jitsugyo Co., Ltd................................  11,000   56,315
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...................     700   24,213
   Daiichi Kogyo Seiyaku Co., Ltd...........................  11,000   33,257
   Dai-ichi Life Insurance Co., Ltd. (The)..................      40   50,089
   Daiichi Sankyo Co., Ltd..................................   3,800   65,259
   Daiken Corp..............................................  20,000   66,058
   Daiki Aluminium Industry Co., Ltd........................   2,000    6,636
   Daikin Industries, Ltd...................................   3,000   79,262
   Daikoku Denki Co., Ltd...................................   1,300   18,589
   Daikokutenbussan Co., Ltd................................     400   11,077
   Daikyo, Inc..............................................  30,000   78,245
   Dainichi Co., Ltd........................................     800    7,742
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd..  18,000   83,273
   Dainippon Screen Manufacturing Co., Ltd..................  12,000  108,346
   Dainippon Sumitomo Pharma Co., Ltd.......................   8,100   81,120
   Daio Paper Corp..........................................  20,000  111,134
   Daisan Bank, Ltd. (The)..................................  34,000   68,653
   Daiseki Co., Ltd.........................................   2,900   50,070
   Daishi Bank, Ltd. (The)..................................  69,000  215,017
   Daiso Co., Ltd...........................................  13,000   38,589
   Daisyo Corp..............................................   2,000   25,965
   Daito Bank, Ltd. (The)...................................  23,000   19,807
   Daito Electron Co., Ltd..................................   1,200    6,128
  *Daito Pharmaceutical Co., Ltd............................   2,400   35,787
   Daito Trust Construction Co., Ltd........................     500   44,964
   Daiwa House Industry Co., Ltd............................  30,000  387,128
   Daiwa Industries, Ltd....................................   8,000   40,576
   Daiwa Securities Group, Inc.............................. 144,447  545,867
   Daiwabo Holdings Co., Ltd................................  37,000   78,715
   DC Co., Ltd..............................................   3,400   13,866
   DCM Holdings Co., Ltd....................................  19,700  149,572
   DeNa Co., Ltd............................................     400   12,552
   Denki Kagaku Kogyo K.K...................................  61,000  236,098
   Denki Kogyo Co., Ltd.....................................  13,000   58,881

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CONTINUED

                                                                  SHARES VALUE++
                                                                  ------ --------
JAPAN -- (Continued)
   Denso Corp....................................................  5,500 $177,844
   Dentsu, Inc...................................................  1,600   49,128
   Denyo Co., Ltd................................................  5,100   65,862
   Descente, Ltd................................................. 15,000   85,795
   DIC Corp...................................................... 32,000   66,485
  #Disco Corp....................................................    800   47,802
   Don Quijote Co., Ltd..........................................    600   22,008
  *Doshisha Co., Ltd.............................................  3,300   96,500
   Doutor Nichires Holdings Co., Ltd.............................  8,000  108,839
   Dowa Holdings Co., Ltd........................................ 14,000   89,233
   Dr. Ci:Labo Co., Ltd..........................................      4   18,586
   DTS Corp......................................................  6,800   92,314
   Duskin Co., Ltd............................................... 11,300  218,790
  #Dwango Co., Ltd...............................................     18   26,791
   Dydo Drinco, Inc..............................................  1,400   56,932
  #eAccess, Ltd..................................................    370   74,324
   Eagle Industry Co., Ltd.......................................  6,000   57,420
   Earth Chemical Co., Ltd.......................................    100    3,626
  *Ebara Corp.................................................... 90,000  364,114
  #Edion Corp.................................................... 20,500  128,426
   Ehime Bank, Ltd. (The)........................................ 43,000  120,708
   Eighteenth Bank, Ltd. (The)................................... 38,000  107,065
   Eiken Chemical Co., Ltd.......................................  3,400   46,773
   Eizo Nanao Corp...............................................  2,800   53,934
   Elematec Corp.................................................  1,274   18,464
   Enplas Corp...................................................  2,700   73,294
  *EPS Corp......................................................     15   37,199
   ESPEC Corp....................................................  5,400   49,154
   Exedy Corp....................................................  4,300  120,851
   Ezaki Glico Co., Ltd..........................................  4,000   47,846
   F&A Aqua Holdings, Inc........................................  2,600   28,169
   Faith, Inc....................................................    176   21,670
   FALCO SD HOLDINGS Co., Ltd....................................    400    4,482
   Fancl Corp....................................................  6,400   83,891
   FCC Co., Ltd..................................................  1,800   36,755
  *FDK Corp...................................................... 15,000   17,535
   FIDEA Holdings Co., Ltd....................................... 32,400   80,189
  *First Baking Co., Ltd.........................................  4,000    4,502
   Foster Electric Co., Ltd......................................  3,600   53,536
   FP Corp.......................................................    500   32,290
   France Bed Holdings Co., Ltd.................................. 30,000   58,227
   F-Tech, Inc...................................................  1,200   24,745
 #*Fudo Tetra Corp............................................... 27,000   48,891
   Fuji Co., Ltd.................................................  1,400   32,132
   Fuji Corp, Ltd................................................  7,200   39,806
   Fuji Electric Holdings Co., Ltd............................... 59,000  158,024
   Fuji Electronics Co., Ltd.....................................  1,700   25,604
   Fuji Furukawa Engineering & Construction Co., Ltd.............  2,000    4,898
   Fuji Heavy Industries, Ltd.................................... 33,000  248,903
  *Fuji Kosan Co., Ltd...........................................  1,000      872
   Fuji Oil Co., Ltd.............................................  9,600  130,335
   Fuji Seal International, Inc..................................  2,300   44,105
  #Fuji Soft, Inc................................................  4,300   75,747
   Fuji Television Network, Inc..................................     44   74,221
  #Fujibo Holdings, Inc.......................................... 23,000   50,928
   Fujicco Co., Ltd..............................................  3,000   37,532
   FUJIFILM Holdings Corp........................................ 12,000  254,525
   Fujikura Kasei Co., Ltd.......................................  7,100   41,336
   Fujikura, Ltd................................................. 79,000  245,632
   Fujimi, Inc...................................................  5,300   67,174
   Fujimori Kogyo Co., Ltd.......................................  2,800   47,884

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CONTINUED

                                                                  SHARES VALUE++
                                                                  ------ --------
JAPAN -- (Continued)
   Fujitec Co., Ltd.............................................. 15,000 $ 93,528
   Fujitsu Frontech, Ltd.........................................  3,600   23,128
  #Fujitsu General, Ltd..........................................  1,000    8,549
   Fujitsu, Ltd.................................................. 16,000   77,765
   FuKoKu Co., Ltd...............................................  1,100   12,543
   Fukuda Corp................................................... 10,000   36,402
   Fukui Bank, Ltd. (The)........................................ 49,000  153,000
   Fukuoka Financial Group, Inc.................................. 52,000  216,345
   Fukushima Bank, Ltd. (The).................................... 53,000   43,249
   Fukushima Industries Corp.....................................  1,200   17,515
   Fukuyama Transporting Co., Ltd................................ 22,000  120,146
   Funai Consulting, Inc.........................................  3,700   27,032
   Funai Electric Co., Ltd.......................................  3,300   60,897
  *Furukawa Co., Ltd............................................. 57,000   54,001
   Furukawa Electric Co., Ltd.................................... 31,000   84,125
   Furukawa-Sky Aluminum Corp.................................... 24,000   71,399
   Furusato Industries, Ltd......................................    600    6,194
   Fuso Pharmaceutical Industries, Ltd........................... 14,000   38,737
   Futaba Corp...................................................  4,700   73,232
  *Futaba Industrial Co., Ltd....................................  9,400   50,178
   Fuyo General Lease Co., Ltd...................................  4,300  139,889
   Gakken Holdings Co., Ltd...................................... 14,000   33,574
   Gecoss Corp...................................................  5,100   25,944
   Geo Holdings Corp.............................................     43   52,056
   GLOBERIDE, Inc................................................  5,000    6,209
   Glory, Ltd.................................................... 14,300  307,533
   GMO Internet, Inc.............................................  5,000   26,744
   Godo Steel, Ltd............................................... 34,000   77,889
   Goldcrest Co., Ltd............................................  4,790   82,170
  #Goldwin, Inc..................................................  7,000   44,509
  *Gourmet Kineya Co., Ltd.......................................  7,000   40,260
  #GS Yuasa Corp.................................................  7,000   36,028
   GSI Creos Corp................................................ 26,000   39,378
   Gulliver International Co., Ltd...............................    920   32,859
   Gun Ei Chemical Industry Co., Ltd............................. 12,000   31,315
   Gunma Bank, Ltd. (The)........................................ 48,000  243,542
   Gunze, Ltd.................................................... 43,000  117,349
   H.I.S. Co., Ltd...............................................  1,300   42,078
   H2O Retailing Corp............................................ 18,000  158,430
   Hachijuni Bank, Ltd. (The).................................... 46,000  250,346
   Hakudo Co., Ltd...............................................  1,500   13,241
   Hakuhodo DY Holdings, Inc.....................................  2,910  181,717
   Hakuto Co., Ltd...............................................  3,000   29,057
   Hamakyorex Co., Ltd...........................................  1,600   56,960
   Hamamatsu Photonics K.K.......................................  1,400   55,634
   Hankyu Hanshin Holdings, Inc.................................. 66,000  307,933
   Hanwa Co., Ltd................................................ 42,000  176,200
   Happinet Corp.................................................  2,800   29,439
   Harashin Narus Holdings Co., Ltd..............................  3,000   52,307
   Harima Chemicals, Inc.........................................  2,100   14,966
   Haruyama Trading Co., Ltd.....................................    300    1,855
  *Haseko Corp................................................... 15,500   11,169
  *Hayashikane Sangyo Co., Ltd...................................  1,000      909
   Hazama Corp................................................... 15,200   40,699
   Heiwa Corp....................................................  1,700   35,421
   Heiwa Real Estate Co., Ltd.................................... 44,000  111,148
   Heiwado Co., Ltd..............................................  7,700  109,482
   Hibiya Engineering, Ltd.......................................  5,900   65,284
   Hiday Hidaka Corp.............................................  2,280   36,173
   Higashi-Nippon Bank, Ltd...................................... 41,000   87,909
   Higo Bank, Ltd. (The)......................................... 38,000  211,962

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CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
JAPAN -- (Continued)
   Hikari Tsushin, Inc...........................................   2,000 $ 65,180
   Hino Motors, Ltd..............................................   8,000   56,577
   Hioki EE Corp.................................................   1,100   20,250
   Hirose Electric Co., Ltd......................................     700   73,298
   Hiroshima Bank, Ltd. (The)....................................  52,000  211,254
   Hisaka Works, Ltd.............................................   7,000   76,317
   Hisamitsu Pharmaceutical Co., Inc.............................     600   26,698
  *Hitachi Cable, Ltd............................................  43,000  100,544
   Hitachi Capital Corp..........................................  10,700  176,880
   Hitachi Chemical Co., Ltd.....................................     900   16,684
  #Hitachi Construction Machinery Co., Ltd.......................   1,500   32,439
   Hitachi High-Technologies Corp................................   3,000   75,389
   Hitachi Koki Co., Ltd.........................................  12,700  113,186
   Hitachi Kokusai Electric, Inc.................................   8,000   75,201
   Hitachi Medical Corp..........................................   5,000   72,144
   Hitachi Metals, Ltd...........................................   4,000   49,821
   Hitachi Tool Engineering, Ltd.................................   4,800   48,179
   Hitachi Transport System, Ltd.................................   3,700   67,714
   Hitachi Zosen Corp............................................ 124,000  166,957
   Hitachi, Ltd..................................................   4,000   25,477
  #Hitachi, Ltd. ADR.............................................   4,900  310,170
  #Hodogaya Chemical Co., Ltd....................................  11,000   33,976
   Hogy Medical Co., Ltd.........................................   1,600   73,758
   Hokkaido Gas Co., Ltd.........................................   1,000    3,293
   Hokkan Holdings, Ltd..........................................   8,000   24,975
   Hokko Chemical Industry Co., Ltd..............................   2,000    6,071
   Hokkoku Bank, Ltd. (The)......................................  68,000  241,158
   Hokuetsu Bank, Ltd. (The).....................................  48,000   94,699
   Hokuetsu Kishu Paper Co., Ltd.................................  28,500  182,424
   Hokuhoku Financial Group, Inc................................. 138,000  241,433
   Hokuriku Electric Industry Co., Ltd...........................  29,000   41,277
   Hokuto Corp...................................................   1,800   38,769
   Honda Motor Co., Ltd. Sponsored ADR...........................  14,859  535,518
  *Honeys Co., Ltd...............................................   1,350   25,340
   Horiba, Ltd...................................................   2,200   77,142
   Hoshizaki Electric Co., Ltd...................................   2,800   67,142
   Hosiden Corp..................................................  16,400  108,756
   Hosokawa Micron Corp..........................................  10,000   58,630
   House Foods Corp..............................................  11,700  197,052
  *Howa Machinery, Ltd...........................................  10,000   11,699
  *Hulic Co., Ltd................................................   2,800   32,049
   Hyakugo Bank, Ltd. (The)......................................  48,000  199,311
   Hyakujishi Bank, Ltd. (The)...................................  54,000  229,545
   Ibiden Co., Ltd...............................................   2,700   55,123
   IBJ Leasing Co., Ltd..........................................   5,200  141,156
  #Ichibanya Co., Ltd............................................     400   12,752
  *Ichikoh Industries, Ltd.......................................  11,000   21,807
   Ichinen Holdings Co., Ltd.....................................   6,000   32,724
   Ichiyoshi Securities Co., Ltd.................................   8,400   48,533
   Icom, Inc.....................................................   2,000   50,053
   Idec Corp.....................................................   4,600   45,169
   Idemitsu Kosan Co., Ltd.......................................   2,100  193,360
   Ihara Chemical Industry Co., Ltd..............................   7,000   26,611
   IHI Corp......................................................  47,000  113,700
   Iida Home Max Co., Ltd........................................   4,800   39,664
   Iino Kaiun Kaisha, Ltd........................................  20,700  103,785
   Ikyu Corp.....................................................      16    7,360
   Imasen Electric Industrial Co., Ltd...........................   3,600   49,251
   Imperial Hotel, Ltd...........................................     200    6,124
   Inaba Denki Sangyo Co., Ltd...................................   4,100  121,071
   Inaba Seisakusho Co., Ltd.....................................   1,600   21,654

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CONTINUED

                                                                  SHARES VALUE++
                                                                  ------ --------
JAPAN -- (Continued)
   Inabata & Co., Ltd............................................ 12,000 $ 78,866
   Inageya Co., Ltd..............................................  3,400   39,993
   Ines Corp..................................................... 10,100   79,237
   Information Services International-Dentsu, Ltd................  2,600   21,145
   Innotech Corp.................................................  4,400   26,393
   Inpex Corp....................................................     43  283,908
   Intage, Inc...................................................    500   10,382
   Internet Initiative Japan, Inc................................      5   19,653
  *Inui Steamship Co., Ltd.......................................  4,100   16,248
   Iseki & Co., Ltd.............................................. 36,000   85,644
   Isetan Mitsukoshi Holdings, Ltd............................... 31,100  338,750
  *Ishihara Sangyo Kaisha, Ltd................................... 90,000   86,321
   Ishii Iron Works Co., Ltd.....................................  3,000    6,591
   Isuzu Motors, Ltd............................................. 45,000  256,923
   IT Holdings Corp.............................................. 18,400  235,620
   ITC Networks Corp.............................................  3,700   24,154
  #Ito En, Ltd...................................................  1,400   25,322
   ITOCHU Corp................................................... 15,000  169,713
   Itochu Enex Co., Ltd.......................................... 13,800   79,160
   Itochu Techno-Solutions Corp..................................    600   27,376
   Itochu-Shokuhin Co., Ltd......................................  1,600   61,657
   Itoham Foods, Inc............................................. 30,000  113,701
  #Itoki Corp....................................................  4,300   27,305
  *Iwai Cosmo Holdings, Inc......................................  3,500   15,433
   Iwaki & Co., Ltd..............................................  3,000    7,265
  *Iwasaki Electric Co., Ltd..................................... 14,000   28,739
   Iwatani International Corp.................................... 15,000   52,728
  *Iwatsu Electric Co., Ltd...................................... 12,000   11,252
   Iyo Bank, Ltd. (The).......................................... 29,000  240,660
   Izumi Co., Ltd................................................  2,600   54,165
   Izumiya Co., Ltd.............................................. 14,000   71,418
   J. Front Retailing Co., Ltd................................... 79,000  405,916
  *Janome Sewing Machine Co., Ltd................................ 23,000   19,850
   Japan Airport Terminal Co., Ltd...............................  7,100   97,383
   Japan Aviation Electronics Industry, Ltd...................... 10,000   91,789
   Japan Carlit Co., Ltd.........................................    900    4,492
   Japan Cash Machine Co., Ltd...................................  2,000   18,086
   Japan Digital Laboratory Co., Ltd.............................  4,500   48,981
   Japan Drilling Co., Ltd.......................................  1,400   42,695
   Japan Petroleum Exploration Co., Ltd..........................    300   13,687
   Japan Pulp & Paper Co., Ltd................................... 18,000   63,751
  *Japan Radio Co., Ltd.......................................... 12,000   29,405
   Japan Steel Works, Ltd. (The).................................  5,000   30,413
   Japan Transcity Corp.......................................... 11,000   37,941
   Japan Vilene Co., Ltd.........................................  6,000   27,306
   Japan Wool Textile Co., Ltd. (The)............................ 13,000   97,798
   Jastec Co., Ltd...............................................  4,400   27,266
   JBCC Holdings, Inc............................................  6,000   40,915
   Jeol, Ltd..................................................... 16,000   47,832
   JFE Holdings, Inc............................................. 11,464  214,394
  *JFE Shoji Trade Corp.......................................... 22,000  109,170
   Jidosha Buhin Kogyo Co., Ltd..................................  3,000   20,537
   JMS Co., Ltd..................................................  7,000   22,735
  *Joban Kosan Co., Ltd.......................................... 11,000   12,999
   J-Oil Mills, Inc.............................................. 19,000   53,452
   Joshin Denki Co., Ltd......................................... 10,000   97,875
   Joyo Bank, Ltd. (The)......................................... 53,000  231,368
   JS Group Corp.................................................  7,900  155,128
   JSP Corp......................................................  6,600   90,129
  #JSR Corp......................................................  3,200   63,156
   JTEKT Corp.................................................... 12,600  138,095

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CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
JAPAN -- (Continued)
  #Juki Corp.....................................................  17,000 $ 33,368
   Juroku Bank, Ltd..............................................  57,000  179,407
  *JVC Kenwood Holdings, Inc.....................................  25,070  106,867
   JX Holdings, Inc..............................................  51,970  293,157
   kabu.com Securities Co., Ltd..................................   6,400   20,666
  #Kadokawa Holdings, Inc........................................   2,600   74,778
   Kaga Electronics Co., Ltd.....................................   4,100   43,468
  #Kagome Co., Ltd...............................................   1,900   38,241
   Kagoshima Bank, Ltd. (The)....................................  36,000  216,755
   Kajima Corp...................................................  26,843   76,509
  #Kakaku.com, Inc...............................................   1,000   31,096
   Kaken Pharmaceutical Co., Ltd.................................   5,000   61,837
   Kameda Seika Co., Ltd.........................................   1,400   32,263
   Kamei Corp....................................................   9,000  127,404
   Kamigumi Co., Ltd.............................................  42,000  337,554
   Kanagawa Chuo Kotsu Co., Ltd..................................   6,000   34,544
   Kanamoto Co., Ltd.............................................   5,000   55,118
   Kandenko Co., Ltd.............................................  25,000  109,986
   Kaneka Corp...................................................  50,000  308,995
  *Kanematsu Corp................................................  60,000   71,653
   Kanematsu Electronics, Ltd....................................   2,100   23,252
  #Kansai Paint Co., Ltd.........................................   6,000   64,579
  #Kanto Denka Kogyo Co., Ltd....................................   6,000   19,439
   Kanto Natural Gas Development Co., Ltd........................   7,000   36,730
   Kasai Kogyo Co., Ltd..........................................   8,000   42,223
   Kasumi Co., Ltd...............................................  11,800   85,390
  *Katakura Industries Co., Ltd..................................   6,300   56,905
   Kato Sangyo Co., Ltd..........................................   5,000  102,820
   Kato Works Co., Ltd...........................................  19,000   97,390
   KAWADA TECHNOLOGIES, Inc......................................     200    2,863
   Kawai Musical Instruments Manufacturing Co., Ltd..............  14,000   34,273
   Kawasaki Heavy Industries, Ltd................................  24,000   72,041
 #*Kawasaki Kisen Kaisha, Ltd.................................... 167,000  351,761
   Kawasumi Laboratories, Inc....................................   5,000   30,300
   Keihan Electric Railway Co., Ltd..............................   9,000   41,774
   Keihin Corp...................................................   7,600  129,254
   Keisei Electric Railway Co., Ltd..............................   6,000   46,310
   Keiyo Bank, Ltd. (The)........................................  59,000  274,488
  #Keiyo Co., Ltd................................................   3,000   18,827
  *Kenedix, Inc..................................................     403   72,503
   Kewpie Corp...................................................   7,500  112,506
   Key Coffee, Inc...............................................   4,700   87,349
   Kikkoman Corp.................................................  10,000  117,252
   Kimoto Co., Ltd...............................................   4,600   27,755
   Kinden Corp...................................................  23,000  159,729
   Kinki Sharyo Co., Ltd.........................................   7,000   24,936
   Kintetsu World Express, Inc...................................   1,800   64,446
   Kinugawa Rubber Industrial Co., Ltd...........................   1,000    7,370
   Kirayaka Bank, Ltd............................................  23,500   28,245
   Kirin Holdings Co., Ltd.......................................  10,680  135,983
   Kisoji Co., Ltd...............................................   2,500   49,177
   Kissei Pharmaceutical Co., Ltd................................   4,000   72,812
   Kitagawa Iron Works Co., Ltd..................................  22,000   41,728
   Kita-Nippon Bank, Ltd. (The)..................................     900   22,856
   Kitano Construction Corp......................................  17,000   36,998
   Kito Corp.....................................................      12   10,313
   Kitz Corp.....................................................  25,200   98,686
   Kiyo Holdings, Inc............................................ 182,000  260,946
   Koa Corp......................................................   8,600   87,664
   Koatsu Gas Kogyo Co., Ltd.....................................   8,000   49,509
   Kobe Steel, Ltd............................................... 202,000  288,091

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CONTINUED

                                                                  SHARES VALUE++
                                                                  ------ --------
JAPAN -- (Continued)
  #Kohnan Shoji Co., Ltd.........................................  6,000 $ 87,016
   Koito Manufacturing Co., Ltd..................................  7,000  108,318
  #Kojima Co., Ltd...............................................  9,400   44,767
   Kokuyo Co., Ltd............................................... 17,800  133,507
   KOMAIHALTEC, Inc.............................................. 12,000   37,268
   Komatsu Seiren Co., Ltd.......................................  9,000   47,244
   Komatsu Wall Industry Co., Ltd................................  1,800   21,517
   Komeri Co., Ltd...............................................  1,800   50,431
   Komori Corp................................................... 15,800  138,199
   Konaka Co., Ltd...............................................  4,400   46,447
   Konami Co., Ltd...............................................    500   14,460
   Konami Corp. ADR..............................................    200    5,798
  #Konica Minolta Holdings, Inc.................................. 40,000  324,526
   Konishi Co., Ltd..............................................  2,500   34,514
   Kose Corp.....................................................  4,500  103,998
   KRS Corp......................................................  1,700   18,714
   K's Holdings Corp.............................................  2,880   86,640
   KU Holdings Co., Ltd..........................................    400    2,776
   Kubota Corp. Sponsored ADR....................................  2,020   96,899
  *Kumagai Gumi Co., Ltd......................................... 34,000   34,837
   Kumiai Chemical Industry Co., Ltd............................. 10,000   39,791
  #Kura Corp.....................................................    400    5,949
   Kurabo Industries, Ltd........................................ 44,000   81,999
   Kureha Corp................................................... 27,000  128,907
   Kurimoto, Ltd................................................. 27,000   62,729
   Kurita Water Industries, Ltd..................................  1,100   26,954
   Kuroda Electric Co., Ltd......................................  7,400   75,653
   Kurosaki Harima Corp.......................................... 15,000   44,458
  #KYB Co., Ltd.................................................. 25,000  141,801
   Kyocera Corp..................................................    500   48,745
   Kyocera Corp. Sponsored ADR...................................  1,252  121,832
   Kyodo Printing Co., Ltd....................................... 19,000   52,166
   Kyodo Shiryo Co., Ltd......................................... 18,000   20,076
   Kyoei Steel, Ltd..............................................  4,000   75,035
   Kyokuto Kaihatsu Kogyo Co., Ltd...............................  5,700   54,730
   Kyokuto Securities Co., Ltd...................................  7,300   64,988
  #Kyokuyo Co., Ltd.............................................. 18,000   42,530
   KYORIN Holdings, Inc..........................................  8,000  153,567
   Kyoritsu Maintenance Co., Ltd.................................  2,000   44,127
   Kyosan Electric Manufacturing Co., Ltd........................ 10,000   43,566
   Kyoto Kimono Yuzen Co., Ltd...................................  1,000   12,292
   Kyowa Exeo Corp............................................... 22,500  204,669
   Kyowa Hakko Kirin Co., Ltd.................................... 17,000  178,694
   Kyudenko Corp.................................................  8,000   45,424
 #*Laox Co., Ltd................................................. 11,000    5,082
   Lawson, Inc...................................................    800   52,965
   LEC, Inc......................................................    200    3,061
  *Leopalace21 Corp.............................................. 32,800  101,910
   Life Corp.....................................................  2,200   38,919
   Lintec Corp...................................................  9,100  175,810
   Lion Corp.....................................................  6,000   34,662
  #Look, Inc.....................................................  8,000   23,486
   Mabuchi Motor Co., Ltd........................................  2,500  104,587
   Macnica, Inc..................................................  3,000   69,971
  #Macromill, Inc................................................  2,000   19,933
   Maeda Corp.................................................... 35,000  146,588
   Maeda Road Construction Co., Ltd.............................. 17,000  205,436
   Maezawa Kasei Industries Co., Ltd.............................  3,200   37,677
   Maezawa Kyuso Industries Co., Ltd.............................  2,100   29,316
   Makino Milling Machine Co., Ltd............................... 26,000  188,126
   Makita Corp. Sponsored ADR....................................  1,988   75,624

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
JAPAN -- (Continued)
   Mandom Corp...................................................   1,500 $ 37,952
   Mars Engineering Corp.........................................   2,800   63,620
   Marubeni Corp.................................................   7,000   48,606
   Marubun Corp..................................................   2,700   12,257
   Marudai Food Co., Ltd.........................................  27,000  104,355
   Maruetsu, Inc. (The)..........................................   9,000   33,467
   Maruha Nichiro Holdings, Inc..................................  35,000   60,831
   Marui Group Co., Ltd..........................................  36,100  286,542
   Maruichi Steel Tube, Ltd......................................   6,300  138,642
   Marusan Securities Co., Ltd...................................  11,900   45,536
  #Maruwa Co., Ltd...............................................   1,200   48,511
   Maruwn Corp...................................................   5,100   13,391
   Maruyama Manufacturing Co., Inc...............................  11,000   23,709
  *Maruzen CHI Holdings Co., Ltd.................................     700    1,817
   Maruzen Showa Unyu Co., Ltd...................................   7,000   23,070
   Matsuda Sangyo Co., Ltd.......................................   2,200   34,502
   Matsui Construction Co., Ltd..................................   7,000   29,069
   Matsui Securities Co., Ltd....................................   5,600   34,233
   Matsumotokiyoshi Holdings Co., Ltd............................   9,100  201,921
 #*Matsuya Co., Ltd..............................................   2,100   18,826
   Matsuya Foods Co., Ltd........................................   2,100   41,084
   Max Co., Ltd..................................................   7,000   87,340
   Maxvalu Tokai Co., Ltd........................................   1,500   21,017
  *Mazda Motor Corp.............................................. 136,000  221,004
   MEC Co., Ltd..................................................   3,400   13,387
   Medipal Holdings Corp.........................................  24,500  309,915
 #*Megachips Corp................................................   2,300   50,824
   Megmilk Snow Brand Co., Ltd...................................   5,100   92,425
   Meidensha Corp................................................  13,000   46,303
   Meiji Holdings Co., Ltd.......................................   4,950  219,241
   Meitec Corp...................................................   1,800   36,992
   Meito Sangyo Co., Ltd.........................................   1,100   14,364
  #Meiwa Estate Co., Ltd.........................................   2,000   10,015
  #Meiwa Trading Co., Ltd........................................  11,100  108,346
   Melco Holdings, Inc...........................................   2,100   49,209
   Michinoku Bank, Ltd. (The)....................................  39,000   75,033
   Mie Bank, Ltd. (The)..........................................  23,000   53,346
   Mikuni Coca-Cola Bottling Co., Ltd............................   4,500   39,932
  *Milbon Co., Ltd...............................................     710   21,286
   Mimasu Semiconductor Industry Co., Ltd........................   4,000   36,674
   Minato Bank, Ltd. (The).......................................  46,000   84,558
  #Minebea Co., Ltd..............................................  35,000  158,586
   Ministop Co., Ltd.............................................   5,100   89,969
   Miraca Holdings, Inc..........................................     800   31,507
   Mirait Holdings Corp..........................................  15,010  108,020
  *Misawa Homes Co., Ltd.........................................   4,500   58,598
   Misumi Group, Inc.............................................   3,400   79,538
   Mitani Corp...................................................   1,200   17,153
  #Mito Securities Co., Ltd......................................   9,000   22,626
   Mitsuba Corp..................................................   9,000   90,042
   Mitsubishi Chemical Holdings Corp.............................  74,500  392,621
   Mitsubishi Corp...............................................  31,300  678,332
   Mitsubishi Electric Corp......................................   2,000   17,569
   Mitsubishi Gas Chemical Co., Inc..............................  51,789  339,290
   Mitsubishi Heavy Industries, Ltd..............................  49,000  222,216
   Mitsubishi Kakoki Kaisha, Ltd.................................   7,000   13,590
   Mitsubishi Logistics Corp.....................................  20,000  219,386
   Mitsubishi Materials Corp.....................................  95,800  285,727
  *Mitsubishi Paper Mills, Ltd...................................  65,000   60,929
  *Mitsubishi Pencil Co., Ltd....................................   4,125   72,507
   Mitsubishi Shokuhin Co., Ltd..................................     400   10,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
JAPAN -- (Continued)
   Mitsubishi Steel Manufacturing Co., Ltd.......................  36,000 $  113,696
   Mitsubishi Tanabe Pharma Corp.................................  18,700    259,565
   Mitsubishi UFJ Financial Group, Inc........................... 282,300  1,355,467
   Mitsubishi UFJ Financial Group, Inc. ADR......................  16,850     80,206
   Mitsuboshi Belting Co., Ltd...................................  13,000     70,209
   Mitsui & Co., Ltd.............................................  18,700    292,012
   Mitsui & Co., Ltd. Sponsored ADR..............................     471    145,577
   Mitsui Chemicals, Inc.........................................  70,000    202,236
  *Mitsui Engineering & Shipbuilding Co., Ltd.................... 163,000    239,661
   Mitsui Fudosan Co., Ltd.......................................   9,000    164,851
  *Mitsui High-Tec, Inc..........................................   8,600     52,308
   Mitsui Home Co., Ltd..........................................   6,000     31,569
   Mitsui Knowledge Industry Co., Ltd............................      78     13,521
   Mitsui Matsushima Co., Ltd....................................  29,000     56,694
   Mitsui Mining & Smelting Co., Ltd.............................  76,000    190,567
   Mitsui O.S.K. Lines, Ltd...................................... 106,000    410,847
   Mitsui Sugar Co., Ltd.........................................  21,000     68,581
   Mitsui-Soko Co., Ltd..........................................  18,000     78,304
  *Mitsumi Electric Co., Ltd.....................................  19,400    161,134
   MITSUUROKO HOLDINGS CO., LTD..................................   3,000     20,162
   Miura Co., Ltd................................................   2,200     56,977
   Miyachi Corp..................................................     600      4,901
   Miyazaki Bank, Ltd. (The).....................................  33,000     84,361
   Miyoshi Oil & Fat Co., Ltd....................................  20,000     26,392
   Mizuho Financial Group, Inc................................... 577,660    910,685
   Mizuno Corp...................................................  22,000    119,918
   Mochida Pharmaceutical Co., Ltd...............................   3,000     34,883
   Modec, Inc....................................................   1,600     33,476
   Monex Group, Inc..............................................     438     86,985
   Mori Seiki Co., Ltd...........................................  14,500    144,517
   Morinaga & Co., Ltd...........................................  18,000     41,299
   Morinaga Milk Industry Co., Ltd...............................  47,000    171,852
   Morita Holdings Corp..........................................   5,000     33,343
   Mory Industries, Inc..........................................   7,000     23,650
   MOS Food Services, Inc........................................   1,400     27,088
   Moshi Moshi Hotline, Inc......................................   3,300     32,631
   Mr Max Corp...................................................   8,900     38,177
   MS&AD Insurance Group Holdings, Inc...........................  14,382    265,148
   Murakami Corp.................................................   2,000     28,740
   Murata Manufacturing Co., Ltd.................................   2,100    120,014
   Musashi Seimitsu Industry Co., Ltd............................   1,900     44,481
   Musashino Bank, Ltd...........................................   7,700    250,882
  #Mutoh Holdings Co., Ltd.......................................   4,000     13,372
   Nabtesco Corp.................................................   3,600     76,852
   Nachi-Fujikoshi Corp..........................................  27,000    134,779
  *Nagaileben Co., Ltd...........................................   1,800     27,806
   Nagano Bank, Ltd. (The).......................................  12,000     23,005
   Nagase & Co., Ltd.............................................  18,700    226,401
   Nagatanien Co., Ltd...........................................   2,000     22,410
   Nagoya Railroad Co., Ltd......................................  12,000     32,143
   Nakabayashi Co., Ltd..........................................   9,000     21,413
   Nakamuraya Co., Ltd...........................................  10,083     49,889
  *Nakayama Steel Works, Ltd.....................................  31,000     27,871
   Namco Bandai Holdings, Inc....................................   8,000    114,390
   Nankai Electric Railway Co., Ltd..............................   9,000     37,360
   Nanto Bank, Ltd. (The)........................................  53,000    236,902
   Natori Co., Ltd...............................................     700      7,540
   NEC Capital Solutions, Ltd....................................   1,400     19,586
  *NEC Corp...................................................... 224,000    404,400
   NEC Fielding, Ltd.............................................   4,400     55,234
   NEC Mobiling, Ltd.............................................   3,000    109,486

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CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
JAPAN -- (Continued)
   NEC Networks & System Integration Corp........................   4,900 $ 72,929
   Net One Systems Co., Ltd......................................   5,400   73,670
   Neturen Co., Ltd..............................................   7,200   63,796
   NGK Insulators, Ltd...........................................   2,000   24,945
   NGK Spark Plug Co., Ltd.......................................   4,000   57,105
   NHK Spring Co., Ltd...........................................   9,000   93,941
   Nice Holdings, Inc............................................   9,000   26,388
   Nichia Steel Works, Ltd.......................................  10,000   26,371
   Nichias Corp..................................................  11,000   57,091
   Nichiban Co., Ltd.............................................   9,000   29,798
   Nichicon Corp.................................................  11,400  136,689
  *Nichiden Corp.................................................   1,400   36,852
   Nichiha Corp..................................................   6,300   77,022
   Nichii Gakkan Co..............................................   5,400   73,970
   Nichirei Corp.................................................  38,000  172,301
   Nichireki Co., Ltd............................................   7,000   34,946
   Nidec Sankyo Corp.............................................   6,000   36,402
   Nidec Tosok Corp..............................................   3,200   33,457
   Nifco, Inc....................................................   2,800   75,319
   Nifty Corp....................................................      17   23,141
   Nihon Chouzai Co., Ltd........................................     720   22,979
   Nihon Dempa Kogyo Co., Ltd....................................   2,400   33,097
   Nihon Eslead Corp.............................................     700    6,428
   Nihon Kohden Corp.............................................   2,100   61,253
   Nihon Nohyaku Co., Ltd........................................  12,000   54,176
   Nihon Parkerizing Co., Ltd....................................   7,000  104,541
   Nihon Trim Co., Ltd...........................................     250    6,513
   Nihon Unisys, Ltd.............................................  13,500  101,400
   Nihon Yamamura Glass Co., Ltd.................................  28,000   70,056
   Nikkiso Co., Ltd..............................................   8,000   84,006
   Nikko Co., Ltd................................................   2,000    7,716
   Nintendo Co., Ltd.............................................     400   53,994
   Nippo Corp....................................................  12,000  123,465
   Nippon Beet Sugar Manufacturing Co., Ltd......................  30,000   63,851
   Nippon Carbide Industries Co., Inc............................  11,000   17,364
   Nippon Carbon Co., Ltd........................................  18,000   48,954
   Nippon Ceramic Co., Ltd.......................................   3,600   61,584
   Nippon Chemical Industrial Co., Ltd...........................  18,000   29,195
 #*Nippon Chemi-Con Corp.........................................  36,000  135,724
   Nippon Chemiphar Co., Ltd.....................................   5,000   26,710
   Nippon Coke & Engineering Co., Ltd............................  49,000   69,988
  #Nippon Concrete Industries Co., Ltd...........................   4,000   13,205
  #Nippon Denko Co., Ltd.........................................  16,000   67,130
   Nippon Densetsu Kogyo Co., Ltd................................   6,000   54,824
   Nippon Denwa Shisetu Co., Ltd.................................  10,000   32,920
   Nippon Electric Glass Co., Ltd................................  33,000  266,632
   Nippon Express Co., Ltd.......................................  74,000  279,350
   Nippon Filcon Co., Ltd........................................   1,800    8,912
   Nippon Fine Chemical Co., Ltd.................................   4,800   33,099
   Nippon Flour Mills Co., Ltd...................................  26,000  117,639
   Nippon Formula Feed Manufacturing Co., Ltd....................  18,000   24,053
   Nippon Gas Co., Ltd...........................................   2,700   42,866
   Nippon Hume Corp..............................................   2,000    8,574
   Nippon Jogesuido Sekkei Co., Ltd..............................       5    6,880
   Nippon Kayaku Co., Ltd........................................  17,000  170,226
 #*Nippon Kinzoku Co., Ltd.......................................  16,000   29,734
   Nippon Koei Co., Ltd..........................................  12,000   42,153
   Nippon Konpo Unyu Soko Co., Ltd...............................   9,700  126,017
   Nippon Koshuha Steel Co., Ltd.................................  18,000   22,365
   Nippon Light Metal Co., Ltd................................... 113,000  166,094
   Nippon Meat Packers, Inc......................................  13,000  166,060

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CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
JAPAN -- (Continued)
  *Nippon Metal Industry Co., Ltd................................  40,000 $ 31,309
   Nippon Paint Co., Ltd.........................................  11,000   83,896
  #Nippon Paper Group, Inc.......................................  16,024  320,800
   Nippon Pillar Packing Co., Ltd................................   4,000   34,243
   Nippon Piston Ring Co., Ltd...................................  10,000   21,857
   Nippon Road Co., Ltd. (The)...................................  25,000   97,979
   Nippon Seiki Co., Ltd.........................................   8,000  100,914
   Nippon Seisen Co., Ltd........................................   6,000   29,988
   Nippon Sharyo, Ltd............................................   6,000   22,563
  #Nippon Sheet Glass Co., Ltd................................... 186,000  240,909
   Nippon Shinyaku Co., Ltd......................................  11,000  139,427
   Nippon Shokubai Co., Ltd......................................  14,000  156,848
  *Nippon Signal Co., Ltd........................................  11,900   75,895
   Nippon Soda Co., Ltd..........................................  28,000  120,891
   Nippon Steel Corp............................................. 122,472  305,186
   Nippon Steel Trading Co., Ltd.................................  18,000   52,001
  #Nippon Suisan Kaisha, Ltd.....................................  31,200  101,684
   Nippon Synthetic Chemical Industry Co., Ltd. (The)............  15,000   88,730
   Nippon Television Network Corp................................     280   43,363
   Nippon Thompson Co., Ltd......................................  16,000   88,476
   Nippon Valqua Industries, Ltd.................................  16,000   44,635
  *Nippon Yakin Kogyo Co., Ltd...................................  35,500   55,994
  #Nippon Yusen K.K.............................................. 135,217  399,706
   Nippon Yusoki Co., Ltd........................................   7,000   21,926
   Nipro Corp....................................................  14,400   98,615
   Nishimatsu Construction Co., Ltd..............................  60,000  129,093
   Nishimatsuya Chain Co., Ltd...................................  10,100   84,291
   Nishi-Nippon Bank, Ltd........................................ 117,000  309,455
   Nishi-Nippon Railroad Co., Ltd................................   5,000   23,436
   Nissan Chemical Industries, Ltd...............................   1,600   14,499
  #Nissan Motor Co., Ltd.........................................  43,900  456,430
   Nissan Shatai Co., Ltd........................................  16,000  168,874
   Nissei Corp...................................................   5,400   48,752
   Nissen Holdings Co., Ltd......................................   7,300   38,047
 #*Nissha Printing Co., Ltd......................................   5,400   61,022
   Nisshin Fudosan Co., Ltd......................................   4,700   29,722
   Nisshin Oillio Group, Ltd. (The)..............................  25,000  105,001
   Nisshin Seifun Group, Inc.....................................  16,000  195,220
  *Nisshin Steel Co., Ltd........................................ 113,000  158,600
   Nisshinbo Holdings, Inc.......................................  25,000  219,800
   Nissin Corp...................................................  11,000   26,478
   Nissin Electric Co., Ltd......................................   6,000   34,334
   Nissin Foods Holdings Co., Ltd................................   1,000   37,626
   Nissin Kogyo Co., Ltd.........................................   5,300   86,147
   Nissui Pharmaceutical Co., Ltd................................   3,400   30,626
   Nitori Holdings Co., Ltd......................................     300   27,606
   Nitta Corp....................................................   5,900  112,025
   Nittan Valve Co., Ltd.........................................   4,200   14,277
   Nittetsu Mining Co., Ltd......................................  18,000   76,588
   Nitto Boseki Co., Ltd.........................................  33,000  125,323
   Nitto Denko Corp..............................................   1,600   65,664
   Nitto Kogyo Corp..............................................   7,600  110,398
   Nitto Kohki Co., Ltd..........................................   2,400   53,521
   Nitto Seiko Co., Ltd..........................................   7,000   22,773
  #Nittoc Construction Co., Ltd..................................   2,000    2,972
   NKSJ Holdings, Inc............................................  24,050  495,038
   Noevir Holdings Co., Ltd......................................   3,900   43,791
   NOF Corp......................................................  28,000  140,927
   Nohmi Bosai, Ltd..............................................   5,000   34,557
   NOK Corp......................................................   3,300   67,883
   Nomura Co., Ltd...............................................   9,000   33,477

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CONTINUED

                                                                  SHARES VALUE++
                                                                  ------ --------
JAPAN -- (Continued)
   Nomura Holdings, Inc.......................................... 72,600 $297,596
   Nomura Holdings, Inc. ADR.....................................  7,820   31,827
   Nomura Real Estate Holdings, Inc..............................  7,800  136,353
   Nomura Research Institute, Ltd................................  1,100   25,236
  *Noritake Co., Ltd............................................. 18,000   52,356
   Noritsu Koki Co., Ltd.........................................  2,900   15,192
   Noritz Corp...................................................  6,200  109,689
   NS Solutions Corp.............................................  2,500   48,579
  *NS United Kaiun Kaisha, Ltd................................... 19,000   30,498
   NSD Co., Ltd..................................................  5,500   45,479
   NSK, Ltd...................................................... 18,000  123,503
   NTN Corp...................................................... 51,000  192,926
  #NTT Data Corp.................................................      7   24,227
   NTT DoCoMo, Inc...............................................     95  162,213
   NTT DoCoMo, Inc. Sponsored ADR................................  3,100   53,072
   Obara Corp....................................................  3,300   44,067
   Obayashi Corp................................................. 56,000  237,039
   Obayashi Road Corp............................................  6,000   17,861
   Obic Business Consultants Co., Ltd............................    700   33,225
   Obic Co., Ltd.................................................    300   63,233
   Oenon Holdings, Inc........................................... 11,000   27,064
   Ogaki Kyoritsu Bank, Ltd. (The)............................... 81,000  277,151
   Ohara, Inc....................................................  1,500   17,208
   Oiles Corp....................................................  1,080   21,922
   Oita Bank, Ltd. (The)......................................... 38,000  108,118
   OJI Paper Co., Ltd............................................ 47,000  215,806
   Okabe Co., Ltd................................................  6,500   41,012
   Okamoto Industries, Inc....................................... 14,000   56,974
   Okamura Corp.................................................. 16,000  118,090
   Okasan Securities Group, Inc.................................. 44,000  173,987
  *Oki Electric Industry Co., Ltd................................ 41,000   69,796
   Okinawa Electric Power Co., Ltd...............................    700   27,889
  *OKK Corp...................................................... 17,000   24,434
   OKUMA Corp.................................................... 22,000  172,988
   Okumura Corp.................................................. 37,000  135,351
   Okura Industrial Co., Ltd..................................... 15,000   45,909
   Okuwa Co., Ltd................................................  5,000   68,454
   Olympic Corp..................................................  2,300   24,198
   Omron Corp....................................................  2,400   50,990
  #Ono Pharmaceutical Co., Ltd...................................  1,100   62,282
   ONO Sokki Co., Ltd............................................  1,000    4,195
   Onoken Co., Ltd...............................................  4,800   39,134
   Onward Holdings Co., Ltd...................................... 28,000  218,957
   Optex Co., Ltd................................................  2,700   37,971
   Organo Corp...................................................  7,000   45,561
   Origin Electric Co., Ltd......................................  7,000   29,224
   Osaka Organic Chemical Industry, Ltd..........................  2,300   11,814
   Osaka Steel Co., Ltd..........................................  3,900   72,938
  #Osaka Titanium Technologies Co., Ltd..........................    500   15,719
   Osaki Electric Co., Ltd.......................................  7,000   73,197
  #OSG Corp......................................................  6,400  101,015
   Otsuka Corp...................................................    500   40,213
   Oyo Corp......................................................  4,300   47,803
   Pacific Industrial Co., Ltd................................... 15,000   93,253
  *Pacific Metals Co., Ltd....................................... 34,000  164,520
   Pack Corp. (The)..............................................  2,500   44,641
   Pal Co., Ltd..................................................  1,200   56,960
   Paltac Corp...................................................  6,250   91,303
   PanaHome Corp................................................. 18,000  118,501
   Panasonic Corp................................................ 26,800  205,466
   Panasonic Corp. Sponsored ADR................................. 26,680  204,102

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Panasonic Electric Works SUNX Co., Ltd..................  9,300 $ 47,259
    Paramount Bed Holdings Co., Ltd.........................  2,000   61,253
   #Parco Co., Ltd..........................................  9,400   92,384
    Paris Miki Holdings, Inc................................  4,200   26,731
    Park24 Co., Ltd.........................................  2,100   28,904
    Pasona Group, Inc.......................................     25   21,763
   #Penta-Ocean Construction Co., Ltd....................... 46,000  135,175
    Pigeon Corp.............................................  1,400   55,858
   *Pilot Corp..............................................     24   46,265
    Piolax, Inc.............................................  1,700   41,468
   *Pioneer Electronic Corp................................. 22,000  111,025
    Plenus Co., Ltd.........................................  2,800   54,359
    Point, Inc..............................................    870   32,130
    Press Kogyo Co., Ltd.................................... 16,000   95,089
    Pressance Corp..........................................  2,600   41,378
    Prima Meat Packers, Ltd................................. 35,000   68,563
    Pronexus, Inc...........................................  6,000   36,550
    Raito Kogyo Co., Ltd.................................... 11,300   59,788
  #*Rasa Industries, Ltd....................................  9,000   13,575
  #*Renesas Electronics Corp................................  9,200   52,911
    Rengo Co., Ltd.......................................... 27,000  197,419
   *Renown, Inc............................................. 15,900   24,647
    Resona Holdings, Inc....................................  9,100   38,652
    Resorttrust, Inc........................................  3,300   54,532
    Rhythm Watch Co., Ltd................................... 21,000   35,131
    Ricoh Co., Ltd.......................................... 60,000  537,486
    Ricoh Leasing Co., Ltd..................................  4,400   99,664
    Right On Co., Ltd.......................................  3,000   27,883
    Riken Corp.............................................. 15,000   63,278
    Riken Keiki Co., Ltd....................................  6,300   44,229
    Riken Technos Corp...................................... 16,000   48,653
    Riken Vitamin Co., Ltd..................................    600   17,616
    Ringer Hut Co., Ltd.....................................  1,400   18,774
   #Rinnai Corp.............................................    700   50,997
    Riso Kagaku Corp........................................  2,600   38,027
    Riso Kyoiku Co., Ltd....................................    540   35,323
   #Rock Field Co., Ltd.....................................  3,000   57,539
    Rohm Co., Ltd...........................................  8,300  374,319
    Rohto Pharmaceutical Co., Ltd...........................  3,000   38,426
    Roland Corp.............................................  4,400   43,091
    Roland DG Corp..........................................  3,300   38,768
    Round One Corp.......................................... 14,400   94,210
    Royal Holdings Co., Ltd.................................  4,800   56,602
    Ryobi, Ltd.............................................. 27,000   97,129
    Ryoden Trading Co., Ltd.................................  7,000   40,832
    Ryohin Keikaku Co., Ltd.................................  1,800   97,723
    Ryosan Co., Ltd.........................................  7,100  134,490
    Ryoyo Electro Corp......................................  5,600   61,973
    S Foods, Inc............................................  4,000   35,018
  #*Sagami Chain Co., Ltd...................................  3,000   25,422
    Saibu Gas Co., Ltd...................................... 16,000   44,852
    Saizeriya Co., Ltd......................................  3,700   57,410
    Sakai Chemical Industry Co., Ltd........................ 16,000   55,735
    Sakai Heavy Industries, Ltd.............................  5,000   21,566
    Sakai Ovex Co., Ltd..................................... 20,000   34,862
    Sakata INX Corp......................................... 12,000   61,630
    Sakata Seed Corp........................................  7,300  102,318
    Sala Corp...............................................  6,500   43,011
    San-A Co., Ltd..........................................  1,700   69,092
    San-Ai Oil Co., Ltd..................................... 14,000   68,102
    Sanden Corp............................................. 32,000  105,537

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

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CONTINUED



                                                             SHARES       VALUE++
                                                             ------       --------
JAPAN -- (Continued)........................................
    Sangetsu Co., Ltd.......................................  7,400       $193,297
    San-in Godo Bank, Ltd. (The)............................ 35,000        251,648
   *Sanix, Inc..............................................  7,200         20,330
    Sanken Electric Co., Ltd................................ 18,000         86,507
    Sanki Engineering Co., Ltd.............................. 15,000         78,528
    Sanko Marketing Foods Co., Ltd..........................     33         43,413
   #Sanko Metal Industrial Co., Ltd.........................  4,000         13,117
    Sankyo Co., Ltd.........................................  3,400        163,932
    Sankyo Seiko Co., Ltd...................................  7,100         23,285
   *Sankyo-Tateyama Holdings, Inc........................... 40,000         82,111
    Sankyu, Inc............................................. 39,000        154,744
    Sanoh Industrial Co., Ltd............................... 10,100         78,606
    Sanshin Electronics Co., Ltd............................  7,400         56,140
    Santen Pharmaceutical Co., Ltd..........................    600         25,109
    Sanwa Holdings Corp..................................... 51,000        192,878
    Sanyo Chemical Industries, Ltd.......................... 13,000         84,442
    Sanyo Denki Co., Ltd.................................... 12,000         75,520
   *Sanyo Housing Nagoya Co., Ltd...........................      2          1,945
    Sanyo Shokai, Ltd....................................... 18,000         51,013
    Sanyo Special Steel Co., Ltd............................ 25,000        116,040
    Sapporo Hokuyo Holdings, Inc............................ 74,300        259,539
    Sapporo Holdings, Ltd................................... 51,000        178,269
   #Sasebo Heavy Industries Co., Ltd........................ 19,000         28,529
   #Sato Holdings Corp......................................  5,500         78,159
    Sato Shoji Corp.........................................  4,500         32,894
    Satori Electric Co., Ltd................................  2,800         17,492
    Sawai Pharmaceutical Co., Ltd...........................    300         31,615
    Saxa Holdings, Inc...................................... 10,000         20,806
    SBI Holdings, Inc.......................................  3,975        319,880
    Scroll Corp.............................................  5,100         20,647
    SCSK Corp...............................................  1,655         25,773
    Secom Joshinetsu Co., Ltd...............................    200          5,789
    Sega Sammy Holdings, Inc................................  4,700         98,618
    Seibu Electric Industry Co., Ltd........................  2,000          8,863
    Seika Corp.............................................. 18,000         52,145
    Seikagaku Corp..........................................  3,900         41,837
   #Seiko Epson Corp........................................ 19,650        262,141
   *Seiko Holdings Corp..................................... 27,000         68,282
    Seiko PMC Corp..........................................    300          1,169
    Seino Holdings Co., Ltd................................. 27,000        187,031
    Seiren Co., Ltd.........................................  9,000         65,417
    Sekisui Chemical Co., Ltd............................... 20,000        179,824
   #Sekisui House, Ltd...................................... 51,440        476,869
    Sekisui Jushi Co., Ltd..................................  7,000         68,772
    Sekisui Plastics Co., Ltd............................... 10,000         34,591
    Senko Co., Ltd.......................................... 31,000        135,872
    Senshu Electric Co., Ltd................................    400          5,513
    Senshu Ikeda Holdings, Inc.............................. 45,700         60,826
    Senshukai Co., Ltd......................................  6,500         47,389
    Seven & I Holdings Co., Ltd.............................  8,100        245,189
    Sharp Corp.............................................. 83,000        530,967
   *Shibaura Mechatronics Corp..............................  4,000         10,409
    Shibusawa Warehouse Co., Ltd............................  5,000         14,807
    Shibuya Kogyo Co., Ltd..................................  3,200         36,570
    Shiga Bank, Ltd......................................... 36,000        205,685
    Shikibo, Ltd............................................ 27,000         33,023
    Shikoku Bank, Ltd....................................... 48,000        174,651
    Shikoku Chemicals Corp..................................  7,000         39,403
    Shima Seiki Manufacturing Co., Ltd......................  5,900        109,443
    Shimachu Co., Ltd....................................... 10,200        229,779
    Shimadzu Corp...........................................  9,000         80,127

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

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CONTINUED


                                                                       SHARES        VALUE++
                                                                       -------       --------
JAPAN -- (Continued)
    Shimamura Co., Ltd................................................     200       $ 22,649
    Shimano, Inc......................................................     400         26,301
    Shimizu Bank, Ltd.................................................   1,600         58,359
    Shimizu Corp......................................................  32,000        121,644
    Shin Nippon Air Technologies Co., Ltd.............................   2,500         15,158
    Shinagawa Refractories Co., Ltd...................................  20,000         51,184
    Shindengen Electric Manufacturing Co., Ltd........................  19,000         78,589
    Shin-Etsu Chemical Co., Ltd.......................................   1,800        103,896
    Shin-Etsu Polymer Co., Ltd........................................   9,600         45,532
    Shinkawa, Ltd.....................................................   5,400         28,734
    Shin-Keisei Electric Railway Co., Ltd.............................   5,000         21,726
    Shinko Electric Industries Co., Ltd...............................  17,300        161,709
    Shinko Plantech Co., Ltd..........................................   8,200         69,247
    Shinko Shoji Co., Ltd.............................................   6,100         51,217
    Shinmaywa Industries, Ltd.........................................  24,000        116,110
    Shinnihon Corp....................................................   9,500         25,022
    Shinsei Bank, Ltd................................................. 116,000        149,691
    Shinsho Corp......................................................   8,000         18,087
    Shionogi & Co., Ltd...............................................   4,100         53,479
    Ship Healthcare Holdings, Inc.....................................   3,000         70,917
    Shiroki Corp......................................................  19,000         60,721
    Shiseido Co., Ltd.................................................   3,700         64,776
    Shizuoka Bank, Ltd................................................  47,000        491,842
    Shizuoka Gas Co., Ltd.............................................  13,000         93,991
    SHO-BOND Holdings Co., Ltd........................................   1,500         37,938
   #Shochiku Co., Ltd.................................................   2,000         19,269
    Shoko Co., Ltd....................................................  19,000         31,787
    Showa Aircraft Industry Co., Ltd..................................   3,000         18,601
    Showa Corp........................................................  14,200        123,947
    Showa Denko K.K...................................................  73,000        162,433
    Showa Sangyo Co., Ltd.............................................  15,000         46,748
    Showa Shell Sekiyu K.K............................................  33,200        208,932
    Siix Corp.........................................................   2,600         40,004
    Simplex Holdings, Inc.............................................      21          7,401
    Sinanen Co., Ltd..................................................  11,000         48,981
    Sinfonia Technology Co., Ltd......................................  16,000         35,263
    Sintokogio, Ltd...................................................  12,200        128,087
    SKY Perfect JSAT Holdings, Inc....................................     290        126,301
    SMK Corp..........................................................  11,000         35,890
    SNT Corp..........................................................   6,100         37,576
    Sodick Co., Ltd...................................................  12,300         62,046
    Sogo Medical Co., Ltd.............................................   1,100         40,250
    Sohgo Security Services Co., Ltd..................................  13,700        157,598
    Sojitz Corp....................................................... 203,100        342,047
    So-net Entertainment Corp.........................................      16         67,099
    Sony Corp.........................................................   7,400        119,686
   #Sony Corp. Sponsored ADR..........................................  17,008        275,700
    Sony Financial Holdings, Inc......................................   2,600         42,492
    Sotetsu Holdings, Inc.............................................  11,000         34,012
    Sotoh Co., Ltd....................................................   1,500         14,297
    Space Co., Ltd....................................................     600          3,893
   #Square Enix Holdings Co., Ltd.....................................   2,800         54,804
    SRA Holdings, Inc.................................................     900         10,267
    SRI Sports Ltd....................................................   4,600         59,772
    St. Marc Holdings Co., Ltd........................................     700         27,095
    Stanley Electric Co., Ltd.........................................   5,100         78,130
    Star Micronics Co., Ltd...........................................   9,600        101,802
    Starzen Co., Ltd..................................................  16,000         49,487
    Stella Chemifa Corp...............................................   1,200         27,338
    Studio Alice Co., Ltd.............................................     400          6,697
    Sugi Holdings Co., Ltd............................................     700         22,685

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CONTINUED


                                                                  SHARES        VALUE++
                                                                  ------       ----------
JAPAN -- (Continued)
   *Sumco Corp................................................... 20,500       $  217,621
    Sumida Corp..................................................  4,600           27,469
    Sumikin Bussan Corp.......................................... 25,000           63,989
    Suminoe Textile Co., Ltd.....................................  9,000           18,357
    Sumitomo Bakelite Co., Ltd................................... 28,000          145,447
    Sumitomo Chemical Co., Ltd................................... 35,000          143,914
    Sumitomo Corp................................................ 25,100          356,701
    Sumitomo Densetsu Co., Ltd...................................  7,100           54,396
    Sumitomo Electric Industries, Ltd............................ 19,100          257,645
    Sumitomo Forestry Co., Ltd................................... 23,400          203,635
    Sumitomo Heavy Industries, Ltd............................... 12,000           61,892
    Sumitomo Light Metal Industries, Ltd......................... 58,000           59,345
    Sumitomo Metal Industries, Ltd............................... 21,000           37,724
    Sumitomo Metal Mining Co., Ltd............................... 10,000          131,173
  #*Sumitomo Mitsui Construction Co., Ltd........................ 27,400           22,979
    Sumitomo Mitsui Financial Group, Inc......................... 33,941        1,086,071
    Sumitomo Osaka Cement Co., Ltd............................... 87,000          263,721
    Sumitomo Pipe & Tube Co., Ltd................................  5,000           48,038
    Sumitomo Precision Products Co., Ltd.........................  7,000           38,141
    Sumitomo Real Estate Sales Co., Ltd..........................    940           45,090
   #Sumitomo Realty & Development Co., Ltd.......................  3,000           71,540
    Sumitomo Rubber Industries, Ltd..............................  3,600           49,539
    Sumitomo Seika Chemicals Co., Ltd............................ 12,000           52,263
    Sumitomo Warehouse Co., Ltd.................................. 32,000          152,897
    #Suruga Bank, Ltd............................................ 13,000          129,660
    Suzuken Co., Ltd.............................................  9,900          299,446
    Suzuki Motor Corp............................................  3,000           70,609
    SWCC Showa Holdings Co., Ltd................................. 47,000           42,744
  #*SxL Corp..................................................... 35,000           79,228
   #Sysmex Corp..................................................  1,100           44,207
    Systena Corp.................................................     34           25,934
    T&D Holdings, Inc............................................ 49,700          535,746
    T. Hasegawa Co., Ltd.........................................  3,600           50,975
    T. RAD Co., Ltd.............................................. 13,000           50,828
    Tachibana Eletech Co., Ltd...................................  1,400           12,305
    Tachi-S Co., Ltd.............................................  8,500          162,498
    Tact Home Co., Ltd...........................................     34           32,477
    Tadano, Ltd.................................................. 19,000          140,924
    Taihei Dengyo Kaisha, Ltd....................................  5,000           41,726
    Taihei Kogyo Co., Ltd........................................ 14,000           73,466
    Taiheiyo Cement Corp......................................... 48,000          114,556
    Taiho Kogyo Co., Ltd.........................................  5,200           66,910
    Taikisha, Ltd................................................  5,000           99,749
    Taiko Bank, Ltd. (The).......................................  5,000           14,250
    Taisei Corp.................................................. 81,000          205,741
    Taisho Pharmaceutical Holdings Co., Ltd......................  1,500          120,044
    Taiyo Holdings Co., Ltd......................................    900           23,865
    Taiyo Nippon Sanso Corp......................................  6,000           41,453
   #Taiyo Yuden Co., Ltd......................................... 23,500          251,334
    Takamatsu Construction Group Co., Ltd........................  3,600           61,662
   #Takaoka Electric Manufacturing Co., Ltd...................... 23,000           56,878
    Takara Holdings, Inc......................................... 22,000          149,389
    Takara Leben Co., Ltd........................................  7,400           64,190
    Takara Printing Co., Ltd.....................................  2,800           23,011
    Takara Standard Co., Ltd..................................... 21,000          155,740
    Takasago International Corp.................................. 18,000           90,421
    Takasago Thermal Engineering Co., Ltd........................ 15,800          124,135
   #Takashima & Co., Ltd......................................... 10,000           33,403
    Takashimaya Co., Ltd......................................... 44,000          333,522
    Takata Corp..................................................  2,900           71,106
    Take & Give Needs Co., Ltd...................................    157           18,059

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CONTINUED

                                                                       SHARES       VALUE++
                                                                       ------       --------
JAPAN -- (Continued)
    Takeda Pharmaceutical Co., Ltd....................................  2,800       $122,178
    Takihyo Co., Ltd..................................................  8,000         46,608
    Takiron Co., Ltd..................................................  6,000         21,126
    Takisawa Machine Tool Co., Ltd....................................  5,000          7,408
    Takuma Co., Ltd................................................... 13,000         61,209
    Tamron Co., Ltd...................................................  1,500         45,200
    Tamura Corp....................................................... 20,000         54,876
    Tatsuta Electric Wire & Cable Co., Ltd............................ 15,000         90,593
    Tayca Corp........................................................  3,000         10,658
    TBK Co., Ltd...................................................... 11,000         71,165
    TDK Corp..........................................................  7,400        386,406
  #*Teac Corp......................................................... 23,000          8,688
    Tecmo Koei Holdings Co., Ltd......................................  3,910         33,006
    Teijin, Ltd....................................................... 75,000        252,217
    Teikoku Electric Manufacturing Co., Ltd...........................    100          1,961
    Teikoku Sen-I Co., Ltd............................................  6,000         48,175
    Teikoku Tsushin Kogyo Co., Ltd.................................... 13,000         23,287
   *Tekken Corp....................................................... 42,000         61,339
    Tenma Corp........................................................  2,100         23,482
    THK Co., Ltd......................................................  2,300         45,995
    TKC Corp..........................................................  2,800         60,648
    TOA Corp.......................................................... 37,000         66,970
    Toa Oil Co., Ltd.................................................. 24,000         28,756
    TOA ROAD Corp..................................................... 10,000         30,153
    Toagosei Co., Ltd................................................. 50,000        216,469
  #*Tobishima Corp.................................................... 19,900         22,457
    Tobu Store Co., Ltd...............................................  1,000          3,461
    TOC Co., Ltd...................................................... 13,500         75,721
    Tocalo Co., Ltd...................................................  2,000         36,040
    Tochigi Bank, Ltd................................................. 28,000         95,833
    Toda Corp......................................................... 50,000        159,738
   #Toda Kogyo Corp...................................................  9,000         58,192
    Toei Co., Ltd..................................................... 18,000         93,762
    Toenec Corp.......................................................  7,000         40,716
    Toho Bank, Ltd.................................................... 46,000        147,954
    TOHO Co., Ltd. (6895200)..........................................  2,800         50,187
    TOHO Co., Ltd. (6895211).......................................... 12,000         46,746
    Toho Gas Co., Ltd.................................................  3,000         18,102
    Toho Holdings Co., Ltd............................................ 10,200        198,257
    Toho Real Estate Co., Ltd.........................................  5,400         32,620
   #Toho Titanium Co., Ltd............................................    900         12,632
    Toho Zinc Co., Ltd................................................ 34,000        145,750
    Tohoku Bank, Ltd. (The)........................................... 23,000         36,480
    Tokai Carbon Co., Ltd............................................. 30,000        150,170
    Tokai Rika Co., Ltd............................................... 11,100        206,761
    Tokai Rubber Industries, Ltd......................................  9,700        114,753
    Tokai Tokyo Financial Holdings, Inc............................... 48,000        170,951
   *Token Corp........................................................  2,370         86,079
    Tokio Marine Holdings, Inc........................................ 18,116        463,473
    Toko Electric Corp................................................  7,000         32,261
   *Toko, Inc......................................................... 28,000         92,151
    Tokushu Tokai Paper Co., Ltd...................................... 14,000         37,935
   #Tokuyama Corp..................................................... 86,000        268,856
    Tokyo Broadcasting System, Inc....................................  6,800         92,204
   *Tokyo Dome Corp................................................... 28,000         93,087
    Tokyo Electron Device, Ltd........................................     13         23,986
    Tokyo Electron, Ltd...............................................    800         44,333
    Tokyo Energy & Systems, Inc.......................................  5,000         30,520
   #TOKYO KEIKI, Inc.................................................. 11,000         23,335
    Tokyo Ohka Kogyo Co., Ltd.........................................  7,500        161,304
    Tokyo Rakutenchi Co., Ltd.........................................  7,000         26,414

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CONTINUED


                                                                       SHARES        VALUE++
                                                                       -------       --------
JAPAN -- (Continued)
  #*Tokyo Rope Manufacturing Co., Ltd.................................  22,000       $ 45,260
    Tokyo Seimitsu Co., Ltd...........................................   5,800        119,224
    Tokyo Steel Manufacturing Co., Ltd................................  23,000        174,529
   *Tokyo Tatemono Co., Ltd...........................................  83,000        306,482
    Tokyo Tatemono Real Estate Sales Co., Ltd.........................     600          2,020
    Tokyo Tekko Co., Ltd..............................................  13,000         43,726
  #*Tokyo Theatres Co., Inc...........................................  21,000         30,285
    Tokyo Tomin Bank, Ltd.............................................   6,800         77,623
    Tokyotokeiba Co., Ltd.............................................  33,000         48,659
    Tokyu Community Corp..............................................   2,100         67,202
    Tokyu Construction Co., Ltd.......................................  16,790         40,012
    Tokyu Corp........................................................   1,000          4,683
    Tokyu Land Corp...................................................  73,000        351,828
    Tokyu Livable, Inc................................................   2,700         29,833
    Toli Corp.........................................................   9,000         18,699
    Tomato Bank, Ltd..................................................  12,000         21,719
    Tomen Electronics Corp............................................   2,900         42,899
    Tomoe Corp........................................................   5,200         20,689
    Tomoe Engineering Co., Ltd........................................   2,200         50,205
    Tomoku Co., Ltd...................................................  22,000         63,902
    TOMONY Holdings, Inc..............................................  34,600        158,190
    Tomy Co., Ltd.....................................................   6,400         48,140
    Tonami Holdings Co., Ltd..........................................  11,000         25,279
   #Topcon Corp.......................................................  11,800         90,899
    Toppan Forms Co., Ltd.............................................  13,000        116,916
    Toppan Printing Co., Ltd..........................................  52,000        352,198
    Topre Corp........................................................   9,100         85,640
    Topy Industries, Ltd..............................................  41,000        126,369
    Toridoll.corp.....................................................   4,800         61,092
    Torigoe Co., Ltd. (The)...........................................   2,300         19,536
    Torii Pharmaceutical Co., Ltd.....................................   1,800         33,752
    Torishima Pump Manufacturing Co., Ltd.............................   3,600         45,669
    Tosei Corp........................................................      53         21,299
    Toshiba Machine Co., Ltd..........................................  20,000        108,689
    TOSHIBA PLANT SYSTEMS & SERVICES CORP.............................   8,000         84,720
    Toshiba TEC Corp..................................................  34,000        137,611
    Tosho Printing Co., Ltd...........................................   6,000         11,690
    Tosoh Corp........................................................  88,000        243,286
    Totetsu Kogyo Co., Ltd............................................   4,000         42,764
   #TOTO, Ltd.........................................................  10,000         73,990
    Tottori Bank, Ltd.................................................   8,000         16,135
    Touei Housing Corp................................................   3,800         38,018
    Towa Bank, Ltd....................................................  64,000         69,467
    Towa Corp.........................................................   7,700         43,107
    Towa Pharmaceutical Co., Ltd......................................     800         36,697
    Toyo Construction Co., Ltd........................................  54,000         52,616
    Toyo Corp.........................................................   5,700         63,667
    Toyo Electric Manufacturing Co., Ltd..............................   5,000         18,585
    Toyo Engineering Corp.............................................  25,000        113,222
    Toyo Ink SC Holdings Co., Ltd.....................................  43,000        172,003
    Toyo Kanetsu K.K..................................................  28,000         63,269
    Toyo Kohan Co., Ltd...............................................  10,000         35,920
    Toyo Securities Co., Ltd..........................................  13,000         31,502
    Toyo Seikan Kaisha, Ltd...........................................  13,800        183,635
    Toyo Sugar Refining Co., Ltd......................................   8,000          9,472
    Toyo Suisan Kaisha, Ltd...........................................   2,000         51,342
    Toyo Tanso Co., Ltd...............................................   1,300         47,443
    Toyo Tire & Rubber Co., Ltd.......................................  47,000        128,131
    Toyo Wharf & Warehouse Co., Ltd...................................  18,000         31,080
    Toyobo Co., Ltd................................................... 204,000        277,737
    Toyoda Gosei Co., Ltd.............................................  10,600        216,048

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

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CONTINUED

                                                                       SHARES        VALUE++
                                                                       -------       --------
JAPAN -- (Continued)
    Toyota Boshoku Corp...............................................   4,000       $ 49,250
    Toyota Motor Corp.................................................   4,180        171,287
   #Toyota Motor Corp. Sponsored ADR..................................  11,600        948,648
    Toyota Tsusho Corp................................................  16,900        335,140
    TPR Co., Ltd......................................................   3,600         58,740
    Trancom Co., Ltd..................................................     200          4,340
   *Transcosmos, Inc..................................................   3,900         55,569
    Trend Micro, Inc..................................................     500         15,168
    Trusco Nakayama Corp..............................................   4,600         97,567
    TS Tech Co., Ltd..................................................   7,500        147,350
    TSI Holdings Co., Ltd.............................................  17,105         87,689
    Tsubakimoto Chain Co..............................................  20,000        121,515
    Tsubakimoto Kogyo Co., Ltd........................................   2,000          6,285
   *Tsudakoma Corp....................................................  15,000         31,704
   #Tsugami Corp......................................................  10,000         99,463
    Tsukishima Kikai Co., Ltd.........................................   7,000         59,416
    Tsukuba Bank, Ltd.................................................  20,400         65,472
   #TSUMURA & CO......................................................     700         18,704
    Tsuruha Holdings, Inc.............................................   1,400         83,878
    Tsurumi Manufacturing Co., Ltd....................................   4,000         34,014
    Tsutsumi Jewelry Co., Ltd.........................................   1,300         38,027
    Tsuzuki Denki Co., Ltd............................................   6,000         48,765
    TV Asahi Corp.....................................................      14         20,911
    TV Tokyo Holdings Corp............................................     700          9,144
    Ube Industries, Ltd...............................................  30,000         76,721
    Ube Material Industries, Ltd......................................  18,000         51,609
    Uchida Yoko Co., Ltd..............................................  10,000         32,160
    UKC Holdings Corp.................................................   1,100         15,153
   *Ulvac, Inc........................................................  11,200         89,864
    Uniden Corp.......................................................  14,000         51,565
    Union Tool Co.....................................................   2,800         50,686
    Unipres Corp......................................................   2,300         72,283
    United Arrows, Ltd................................................   3,200         73,110
  #*Unitika, Ltd...................................................... 134,000         80,378
    UNY Co., Ltd......................................................  30,200        350,950
    U-Shin, Ltd.......................................................   8,600         64,539
    Ushio, Inc........................................................   4,500         58,704
    USS Co., Ltd......................................................     400         40,575
    Valor Co., Ltd....................................................   8,600        150,820
    Vital KSK Holdings, Inc...........................................   9,400         85,920
    Wacoal Corp.......................................................  13,000        150,786
    Wacom Co., Ltd....................................................      12         28,827
   *Wakachiku Construction Co., Ltd...................................  15,000         18,762
    Warabeya Nichiyo Co., Ltd.........................................   3,200         52,353
    Watabe Wedding Corp...............................................   1,400         13,163
    WATAMI Co., Ltd...................................................   1,100         23,432
    Wood One Co., Ltd.................................................   6,000         24,709
    Xebio Co., Ltd....................................................   5,000        137,627
    Y. A. C. Co., Ltd.................................................   3,200         25,154
    Yachiyo Bank, Ltd. (The)..........................................   3,200         72,604
    Yahagi Construction Co., Ltd......................................   4,800         24,707
    Yaizu Suisankagaku Industry Co., Ltd..............................     100            980
   #Yakult Honsha Co., Ltd............................................     900         33,153
    Yamabiko Corp.....................................................     700         11,384
    Yamada Denki Co., Ltd.............................................   1,460         94,742
    Yamagata Bank, Ltd................................................  36,000        165,586
    Yamaguchi Financial Group, Inc....................................  36,000        309,221
    Yamaha Corp.......................................................  26,500        256,914
    Yamaha Motor Co., Ltd.............................................   7,200         96,167
    Yamanashi Chuo Bank, Ltd..........................................  22,000         91,692
    Yamatane Corp.....................................................  26,000         37,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       SHARES          VALUE++
                                                                       -------       ------------
JAPAN -- (Continued)
    Yamato Holdings Co., Ltd..........................................   7,500       $    115,639
    Yamato Kogyo Co., Ltd.............................................   5,300            150,812
    Yamazaki Baking Co., Ltd..........................................   6,000             88,728
    Yamazen Co., Ltd..................................................   7,800             70,289
    Yaoko Co., Ltd....................................................     800             28,159
    Yaskawa Electric Corp.............................................   7,000             60,962
    Yasuda Warehouse Co., Ltd. (The)..................................   3,400             21,826
    Yellow Hat, Ltd...................................................   4,400             76,321
    Yodogawa Steel Works, Ltd.........................................  29,000            115,514
    Yokogawa Bridge Holdings Corp.....................................   8,000             55,016
    Yokogawa Electric Corp............................................   9,200             88,308
    Yokohama Reito Co., Ltd...........................................  12,000             93,704
    Yokohama Rubber Co., Ltd..........................................  28,000            204,681
    Yokowo Co., Ltd...................................................   5,100             30,300
    Yomeishu Seizo Co., Ltd...........................................   2,000             19,237
    Yomiuri Land Co., Ltd.............................................  10,000             32,359
    Yondenko Corp.....................................................   8,000             32,949
    Yonekyu Corp......................................................   3,500             33,646
    Yonex Co., Ltd....................................................   3,600             24,312
    Yorozu Corp.......................................................   2,800             56,393
    Yoshinoya Holdings Co., Ltd.......................................      33             42,976
    Yuasa Trading Co., Ltd............................................  43,000             74,527
    Yuken Kogyo Co., Ltd..............................................   7,000             14,494
   #Yukiguni Maitake Co., Ltd.........................................   1,100              4,415
    Yurtec Corp.......................................................  14,000             66,509
    Yusen Logistics Co., Ltd..........................................   4,700             71,657
    Yushin Precision Equipment Co., Ltd...............................   1,000             22,707
    Yushiro Chemical Industry Co., Ltd................................   3,800             40,045
    Zenrin Co., Ltd...................................................   4,100             43,230
    Zensho Co., Ltd...................................................   2,100             26,152
    Zeon Corp.........................................................  10,000             87,142
    ZERIA Pharmaceutical Co., Ltd.....................................   2,000             36,516
    Zuken, Inc........................................................   5,900             46,748
                                                                                     ------------
TOTAL JAPAN...........................................................                117,197,422
                                                                                     ------------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV............................................  13,193            253,193
    Accell Group NV...................................................   3,710             74,706
   *Aegon NV.......................................................... 138,392            643,741
  #*Aegon NV ADR......................................................   7,400             34,706
   *AFC Ajax NV.......................................................      70                666
    Akzo Nobel NV.....................................................  23,201          1,244,284
   *AMG Advanced Metallurgical Group NV...............................   5,271             53,703
    Amsterdam Commodities NV..........................................   2,169             36,674
    APERAM NV.........................................................     844             14,297
    Arcadis NV........................................................   6,043            140,041
    ArcelorMittal NV..................................................   8,183            142,154
    ArcelorMittal NV ADR..............................................  14,820            256,831
   #ASM International NV..............................................   5,284            187,064
    ASML Holding NV ADR...............................................  11,971            610,401
   *Ballast Nedam NV..................................................     398              6,855
    BE Semiconductor Industries NV....................................   7,676             61,257
    Beter Bed Holding NV..............................................     942             19,203
   *BinckBank NV......................................................  14,449            136,888
    Brunel International NV...........................................   1,958             91,770
    CSM NV............................................................   9,485            133,887
    Delta Lloyd NV....................................................  19,165            323,223
    Exact Holding NV..................................................   2,291             55,087
    Fugro NV..........................................................   5,500            402,067
   *Grontmij NV.......................................................   3,945             27,192
    Heijmans NV.......................................................   3,105             30,514

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES          VALUE++
                                                                  -------       -----------
NETHERLANDS -- (Continued)
    Heineken NV..................................................   2,366       $   129,499
    Hunter Douglas NV............................................     297            12,762
    Imtech NV....................................................   9,135           258,320
   *ING Groep NV.................................................  22,658           159,849
   *ING Groep NV Sponsored ADR...................................  72,426           511,328
   *Kardan NV....................................................  13,033            19,903
    KAS Bank NV..................................................   2,222            24,254
    Kendrion NV..................................................   1,665            40,023
    Koninklijke Ahold NV.........................................  22,782           289,158
    Koninklijke Bam Groep NV.....................................  55,414           197,267
    Koninklijke Boskalis Westminster NV..........................   4,559           166,532
    Koninklijke DSM NV...........................................  10,795           619,469
    Koninklijke KPN NV...........................................   3,407            30,588
    Koninklijke Philips Electronics NV...........................  30,376           604,495
    Koninklijke Ten Cate NV......................................   7,061           215,586
   #Koninklijke Vopak NV.........................................   3,612           232,957
   #Koninklijke Wessanen NV......................................  20,316            60,708
   *LBi International NV.........................................   8,387            29,615
    Macintosh Retail Group NV....................................   5,853            72,555
    Mediq NV.....................................................  14,404           191,092
    Nutreco NV...................................................   5,315           386,279
   *Ordina NV....................................................   9,981            11,842
   #Philips Electronics NV ADR...................................  16,736           334,553
    PostNL NV....................................................   9,154            39,834
    Randstad Holdings NV.........................................   5,692           197,192
   #Reed Elsevier NV.............................................   4,897            57,789
    Reed Elsevier NV ADR.........................................   1,500            35,355
    SBM Offshore NV..............................................  22,246           404,945
    Sligro Food Group NV.........................................   2,779            84,435
   *SNS Reaal Groep NV...........................................  28,066            55,470
    Telegraaf Media Groep NV.....................................   5,819            71,635
    TKH Group NV.................................................   5,465           144,273
    TNT Express NV...............................................  36,537           443,789
   *TomTom NV....................................................  29,933           149,282
    Unit 4 NV....................................................   5,665           165,555
    USG People NV................................................  19,469           184,187
   *Wavin NV.....................................................   8,724           121,262
    Wolters Kluwer NV............................................   8,260           142,794
   *Xeikon NV....................................................   5,490            20,979
                                                                                -----------
TOTAL NETHERLANDS................................................                11,897,814
                                                                                -----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd......................................... 114,230            83,048
    Auckland International Airport, Ltd.......................... 101,170           208,983
   *Chorus, Ltd. ADR.............................................     462             6,459
    Contact Energy, Ltd..........................................  52,576           208,247
   *Ebos Group, Ltd..............................................   1,560             9,755
   *Fisher & Paykel Appliances Holdings, Ltd..................... 103,844            45,654
    Fisher & Paykel Healthcare Corp., Ltd........................  32,478            58,927
    Fletcher Building, Ltd.......................................  22,347           114,005
   #Fletcher Building, Ltd.......................................  11,960            60,875
    Freightways, Ltd.............................................  11,951            40,494
    Hallenstein Glasson Holdings, Ltd............................     634             2,030
   *Heartland New Zealand, Ltd................................... 106,802            50,638
    Infratil, Ltd................................................  20,356            31,510
    Mainfreight, Ltd.............................................   7,700            61,924
    New Zealand Exchange, Ltd....................................  13,143            29,949
    New Zealand Oil & Gas, Ltd...................................  44,026            27,673
    New Zealand Refining Co., Ltd................................  14,184            33,242
   #Nuplex Industries, Ltd.......................................  22,581            49,406
   *Pike River Coal, Ltd.........................................  12,312                --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES         VALUE++
                                                                  -------       ----------
NEW ZEALAND -- (Continued)
   #Port of Tauranga, Ltd........................................   9,930       $   93,329
   #Restaurant Brands New Zealand, Ltd...........................  16,668           27,911
    Ryman Healthcare, Ltd........................................  15,947           41,288
    Sky Network Television, Ltd..................................  11,206           49,943
    SKYCITY Entertainment Group, Ltd.............................  43,564          136,706
    Telecom Corp. of New Zealand, Ltd. Sponsored ADR.............   2,313           24,934
    Tower, Ltd...................................................  23,814           32,097
   #TrustPower, Ltd..............................................   8,996           54,099
    Vector, Ltd..................................................   9,805           21,144
    Warehouse Group, Ltd.........................................   2,591            5,641
                                                                                ----------
TOTAL NEW ZEALAND................................................                1,609,911
                                                                                ----------

NORWAY -- (1.2%).................................................
    ABG Sundal Collier Holding ASA...............................  78,760           61,014
    Acta Holding ASA.............................................  21,755            4,790
    Aker ASA Series A............................................   4,406          144,091
    Aker Kvaerner ASA............................................   4,011           68,308
   *Aktiv Kapital ASA............................................   3,078           16,182
   *Algeta ASA...................................................   1,286           30,414
   *Archer, Ltd..................................................  48,980          102,442
    Atea ASA.....................................................  12,465          132,795
    Austevoll Seafood ASA........................................  21,458           78,642
    Bonheur ASA..................................................   2,527           56,784
    BW Offshore, Ltd.............................................  85,320          118,514
    BWG Homes ASA................................................  10,655           21,693
    Cermaq ASA...................................................  12,381          169,187
   *Clavis Pharma ASA............................................   2,007           22,436
   *Copeinca ASA.................................................   2,400           14,712
   *Deep Sea Supply P.L.C........................................  17,544           38,429
   *Det Norske Oljeselskap ASA...................................   6,863           98,762
   #DNB ASA......................................................  46,946          506,003
   *DNO International ASA........................................  82,820          131,511
   *Dockwise, Ltd................................................   3,104           61,675
  #*DOF ASA......................................................   8,596           60,006
    Ekornes ASA..................................................   2,840           46,709
   *Electromagnetic GeoServices ASA..............................  24,789           78,349
   *Eltek ASA....................................................  78,226           52,260
   *EVRY ASA.....................................................  20,232           45,728
    Farstad Shipping ASA.........................................   4,288          127,446
    Fred Olsen Energy ASA........................................   2,043           84,867
  #*Frontline, Ltd...............................................     320            2,124
    Ganger Rolf ASA..............................................   3,945           80,432
    Golar LNG, Ltd. (7139695)....................................   1,200           44,368
    Golar LNG, Ltd. (G9456A100)..................................   3,400          125,732
    Golden Ocean Group, Ltd......................................  82,104           74,404
   *Hurtigruten ASA..............................................  42,015           30,317
   *Kongsberg Automotive Holding ASA.............................  71,445           24,948
    Kongsberg Gruppen ASA........................................     960           18,536
   *Kvaerner ASA.................................................  30,925           91,451
   *Leroey Seafood Group ASA.....................................   5,360           84,167
    Marine Harvest ASA........................................... 412,814          211,870
    Nordic Semiconductor ASA.....................................  16,465           56,979
    Norsk Hydro ASA..............................................  88,251          430,331
  #*Norske Skogindustrier ASA Series A...........................  29,051           29,041
    Northern Offshore, Ltd.......................................  31,223           63,574
  #*Norwegian Air Shuttle ASA....................................   5,812           98,174
   *Norwegian Energy Co. ASA.....................................  38,070           47,850
    Odfjell ASA Series A.........................................   5,645           34,235
  #*Opera Software ASA...........................................   4,000           25,848
    Orkla ASA....................................................  61,534          451,937
   *Panoro Energy ASA............................................  31,247           21,731

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CONTINUED

                                                                   SHARES   VALUE++
                                                                   ------- ----------
NORWAY -- (Continued)
   *Petroleum Geo-Services ASA....................................   9,278 $  140,355
   *Pronova BioPharma ASA.........................................  29,867     37,411
    Prosafe ASA...................................................   2,344     18,313
   *Q-Free ASA....................................................   3,734     16,900
   *Renewable Energy Corp. ASA....................................  60,021     34,293
    Schibsted ASA.................................................   3,070    117,205
   *Siem Offshore, Inc. ASA.......................................  35,593     67,183
    Solstad Offshore ASA..........................................   2,300     43,254
   *Songa Offshore SE.............................................  33,919    116,937
    SpareBanken 1 SMN.............................................  27,693    171,317
   *Statoil Fuel & Retail ASA.....................................   6,406     57,403
    StatoilHydro ASA..............................................   5,007    134,350
    StatoilHydro ASA Sponsored ADR................................  12,080    325,073
    Stolt-Nielsen, Ltd............................................   2,575     46,042
    Storebrand ASA................................................  36,183    162,660
   *Subsea 7 SA...................................................  22,925    593,734
    Telenor ASA...................................................   8,010    147,235
    TGS Nopec Geophysical Co. ASA.................................   2,774     80,536
   #Tomra Systems ASA.............................................  13,900    108,491
   *TTS Marine ASA................................................   6,609     20,549
    Veidekke ASA..................................................   6,669     56,099
    Wilh Wilhelmsen Holding ASA...................................   3,806     96,639
    Yara International ASA........................................   3,460    169,610
                                                                           ----------
TOTAL NORWAY......................................................          7,183,387
                                                                           ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA.................................................  36,292     52,318
  #*Banco BPI SA..................................................  40,747     21,720
  #*Banco Comercial Portugues SA.................................. 436,554     61,278
   #Banco Espirito Santo SA....................................... 126,123    106,843
   *Banco Espirito Santo SA I-12 Shares........................... 220,710    186,978
   *Banif SGPS SA.................................................   7,050      1,586
   *Brisa SA......................................................   7,265     25,453
    Cimpor Cimentos de Portugal SA................................  14,738    107,814
   *EDP Renovaveis SA.............................................  39,805    169,649
    Galp Energia SGPS SA Series B.................................   5,327     83,864
   *Impresa SGPS SA...............................................   2,341      1,179
   *Jeronimo Martins SGPS SA......................................   6,158    115,243
   *Martifer SGPS SA..............................................     372        459
    Mota-Engil SGPS SA............................................  11,981     19,733
   *Portucel-Empresa Produtora de Pasta de Papel SA...............  53,785    136,412
   *Portugal Telecom SA........................................... 122,225    657,706
    Redes Energeticas Nacionais SA................................   7,924     20,954
   *SAG GEST--Solucoes Automovel Globais SGPS SA..................   5,778      3,383
   *Sociedade de Investimento e Gestao SGPS SA....................  16,535    118,904
   *Sonae Industria SGPS SA.......................................  12,295      9,485
   #Sonae SGPS SA................................................. 221,546    120,240
    Sonaecom SGPS SA..............................................  27,808     44,630
    Teixeira Duarte SA............................................  10,457      2,903
    Zon Multimedia Servicos de Telecomunicacoes e Multimedia
      SGPS SA.....................................................  20,678     69,781
                                                                           ----------
TOTAL PORTUGAL....................................................          2,138,515
                                                                           ----------
SINGAPORE -- (1.5%)
   *Abterra, Ltd..................................................  40,000     17,490
   *Asiasons Capital, Ltd......................................... 135,000     37,098
    ASL Marine Holdings, Ltd......................................  74,200     38,001
    AusGroup, Ltd.................................................  85,061     23,222
    Banyan Tree Holdings, Ltd.....................................  84,000     43,330
    Beng Kuang Marine, Ltd........................................  99,000     11,595
   *Biosensors International Group, Ltd...........................  69,000     74,236
    Boustead Singapore, Ltd.......................................  44,000     30,888

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

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CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
SINGAPORE -- (Continued)
    Breadtalk Group, Ltd.........................................  23,000 $ 10,263
    Bukit Sembawang Estates, Ltd.................................  29,000  109,942
   *Bund Center Investment, Ltd..................................  53,000    8,497
    CapitaLand, Ltd.............................................. 215,101  508,430
    CapitaMalls Asia, Ltd........................................ 121,224  150,255
    Cerebos Pacific, Ltd.........................................   7,000   33,171
    CH Offshore, Ltd.............................................  65,000   24,734
    China Aviation Oil Singapore Corp., Ltd......................  54,000   49,386
    China Sunsine Chemical Holdings, Ltd......................... 113,000   23,236
    Chip Eng Seng Corp., Ltd..................................... 155,000   61,224
    City Developments, Ltd.......................................  15,000  122,535
    ComfortDelGro Corp., Ltd.....................................  30,000   37,035
    Cosco Corp Singapore, Ltd.................................... 107,000   88,976
    Creative Technology, Ltd.....................................   3,750   11,995
    CSE Global, Ltd.............................................. 103,000   61,719
    CWT, Ltd.....................................................  25,000   24,623
    DBS Group Holdings, Ltd......................................  44,180  496,333
   *Delong Holdings, Ltd.........................................  33,000    8,015
    Eu Yan Sang International, Ltd...............................  20,000   10,951
   #Ezion Holdings, Ltd..........................................  41,000   28,706
  #*Ezra Holdings, Ltd........................................... 127,000  103,178
    F.J. Benjamin Holdings, Ltd..................................  75,000   20,582
    First Resources, Ltd.........................................  21,000   31,812
    Fragrance Group, Ltd.........................................  58,000   18,655
    Fraser & Neave, Ltd..........................................  44,000  249,708
   *Gallant Venture, Ltd.........................................  51,000   11,673
   *GMG Global, Ltd.............................................. 561,000   62,746
    Golden Agri-Resources, Ltd................................... 565,000  334,447
    Goodpack, Ltd................................................  15,000   19,499
   #GuocoLand, Ltd...............................................  53,333   74,971
    Guthrie GTS, Ltd.............................................  35,000   18,315
   *Healthway Medical Corp., Ltd................................. 184,125   13,329
    Hi-P International, Ltd......................................  76,000   54,643
    Ho Bee Investment, Ltd.......................................  72,000   80,094
   *Hong Fok Corp., Ltd.......................................... 106,800   36,977
    Hong Leong Asia, Ltd.........................................  28,000   41,376
    Hotel Grand Central, Ltd.....................................   6,335    4,336
    Hotel Properties, Ltd........................................  57,000   89,533
    HTL International Holdings, Ltd..............................  41,000   12,057
    Hwa Hong Corp., Ltd..........................................  21,000    6,784
   #Hyflux, Ltd.................................................. 112,500  130,104
   *Indofood Agri Resources, Ltd.................................  96,000  110,014
    InnoTek, Ltd.................................................  37,000   14,885
    Jardine Cycle & Carriage, Ltd................................   1,000   37,984
   *Jaya Holdings, Ltd...........................................  45,000   20,600
   *JES International Holdings, Ltd.............................. 101,000   14,126
    Keppel Corp., Ltd............................................  11,000   97,842
   *Keppel Land, Ltd............................................. 127,390  324,337
    Keppel Telecommunications & Transportation, Ltd..............  42,000   38,914
   *K-Green Trust, Ltd...........................................   1,400    1,114
    Li Heng Chemical Fibre Technologies, Ltd..................... 115,000   14,210
    M1, Ltd......................................................  11,000   21,652
   *Manhattan Resources, Ltd.....................................  47,000   31,830
    Marco Polo Marine, Ltd.......................................  39,000   11,456
    Metro Holdings, Ltd..........................................  52,200   31,987
    Midas Holdings, Ltd.......................................... 330,000   96,705
    Neptune Orient Lines, Ltd.................................... 156,250  155,209
   *Noble Group, Ltd.............................................  80,000   75,929
    NSL, Ltd.....................................................  16,000   19,640
   *Oceanus Group, Ltd........................................... 141,000    8,941
    Olam International, Ltd......................................  24,000   43,793

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CONTINUED

                                                                  SHARES         VALUE++
                                                                  -------       ----------
SINGAPORE -- (Continued)
    Orchard Parade Holdings, Ltd.................................  46,000       $   64,987
    OSIM International, Ltd......................................  51,000           49,652
    Otto Marine, Ltd............................................. 166,500           14,070
    Oversea-Chinese Banking Corp., Ltd...........................  42,269          305,245
  #*Overseas Union Enterprise, Ltd...............................  63,000          119,398
    Pan Pacific Hotels Group, Ltd................................  31,000           44,337
    QAF, Ltd.....................................................  72,563           42,396
    Raffles Education Corp., Ltd................................. 157,850           53,295
    Raffles Medical Group, Ltd...................................  12,000           22,381
    Rotary Engineering, Ltd......................................  80,000           41,590
   *S i2i, Ltd................................................... 356,000            9,751
    Sakari Resources, Ltd........................................  14,000           22,148
    SATS, Ltd....................................................  43,380           91,329
    SC Global Developments, Ltd..................................  51,000           43,342
    SembCorp Industries, Ltd.....................................  27,000          109,671
   #SembCorp Marine, Ltd.........................................   7,000           28,642
   *Sinarmas Land, Ltd........................................... 178,000           45,000
    Singapore Airlines, Ltd......................................  41,000          353,652
    Singapore Exchange, Ltd......................................   9,000           48,523
    Singapore Land, Ltd..........................................  22,000          105,501
    Singapore Post, Ltd..........................................  96,000           78,699
    Singapore Press Holdings, Ltd................................  22,000           70,485
    Singapore Technologies Engineering, Ltd......................   7,000           16,999
    Singapore Telecommunications, Ltd............................  86,000          216,331
    SMRT Corp., Ltd..............................................  25,000           33,896
    Stamford Land Corp., Ltd..................................... 154,000           68,226
    StarHub, Ltd.................................................   8,000           20,605
    Sunningdale Tech, Ltd........................................ 143,000           14,501
   *Sunvic Chemical Holdings, Ltd................................  90,000           24,624
    Super Group, Ltd.............................................  22,000           33,740
   *Swiber Holdings, Ltd.........................................  64,000           30,094
    Tat Hong Holdings, Ltd.......................................  57,000           48,478
   *Tiger Airways Holdings, Ltd..................................  39,000           21,985
   *Transcu Group, Ltd........................................... 383,999           15,515
    Tuan Sing Holdings, Ltd...................................... 156,000           36,370
    UMS Holdings, Ltd............................................ 144,000           48,092
    United Engineers, Ltd........................................  31,000           62,720
    United Envirotech, Ltd.......................................  83,000           23,437
    United Industrial Corp., Ltd................................. 103,000          230,371
    United Overseas Bank, Ltd....................................  18,045          279,975
    UOB-Kay Hian Holdings, Ltd...................................  72,000           99,617
    UOL Group, Ltd...............................................  52,000          189,506
    Venture Corp., Ltd...........................................  61,000          422,523
    WBL Corp., Ltd...............................................  16,000           44,220
    Wee Hur Holdings, Ltd........................................  75,000           17,246
    Wheelock Properties, Ltd.....................................  24,000           33,438
    Wilmar International, Ltd....................................  13,000           50,899
    Wing Tai Holdings, Ltd....................................... 121,000          115,457
    Yongnam Holdings, Ltd........................................ 308,000           62,005
                                                                                ----------
TOTAL SINGAPORE..................................................                8,756,837
                                                                                ----------
SPAIN -- (1.5%)
  #*Abengoa SA...................................................   4,872           74,576
    Abertis Infraestructuras SA..................................   5,221           80,870
    Acciona SA...................................................   4,721          290,760
    Acerinox SA..................................................  10,833          132,252
    Actividades de Construccion y Servicios SA...................   1,883           34,636
    Almirall SA..................................................  12,768          109,702
   *Amper SA.....................................................   3,485            8,111
    Antena 3 de Television SA....................................   5,451           28,907
    Banco Bilbao Vizcaya Argentaria SA...........................  88,063          595,925

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CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
SPAIN -- (Continued)
   *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...............   1,873 $   12,659
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.............  34,534    233,104
    Banco de Sabadell SA......................................... 248,296    587,861
  #*Banco Espanol de Credito SA..................................  10,729     40,358
    Banco Popular Espanol SA..................................... 110,200    352,411
    Banco Santander SA........................................... 191,020  1,199,340
   *Banco Santander SA I-12 Shares...............................   7,959     49,727
    Banco Santander SA Sponsored ADR.............................  51,766    327,679
   #Bankinter SA.................................................  32,959    147,032
   *Baron de Ley SA..............................................     967     53,737
    Bolsas y Mercados Espanoles SA...............................   4,896    115,402
    CaixaBank SA.................................................  70,731    243,827
    Caja de Ahorros del Mediterraneo SA..........................   8,736         --
    Campofrio Food Group SA......................................   1,520     12,697
   *Cementos Portland Valderrivas SA.............................   1,746     12,346
    Cie Automotive SA............................................  11,475     85,206
    Cintra Concesiones de Infraestructuras de Transporte SA......  27,047    301,605
   *Codere SA....................................................     530      4,221
    Construcciones y Auxiliar de Ferrocarriles SA................     202    108,002
   *Deoleo SA.................................................... 106,393     48,651
    Dinamia Capital Privado Sociedad de Capital Riesgo SA........      27        135
   *Distribuidora Internacional de Alimentacion SA...............   9,770     46,908
    Duro Felguera SA.............................................   7,224     44,591
    Ebro Foods SA................................................   7,979    141,167
    Elecnor SA...................................................   4,468     53,890
    Enagas SA....................................................   7,569    132,976
   *Ercros SA....................................................  29,067     16,331
    Faes Farma SA................................................  25,729     44,166
   *Fersa Energias Renovables SA.................................   4,378      2,679
    Fluidra SA...................................................     921      2,628
   #Fomento de Construcciones y Contratas SA.....................   7,224    123,598
    Gamesa Corp Tecnologica SA...................................  39,740    108,263
    Gas Natural SDG SA...........................................  18,758    261,481
   *Grifols SA...................................................   2,915     73,395
    Grupo Catalana Occidente SA..................................   5,505     77,429
    Grupo Empresarial Ence SA....................................  41,921     98,506
    Iberdrola SA................................................. 108,606    506,076
    Iberpapel Gestion SA.........................................     130      2,199
    Indra Sistemas SA............................................   9,762    101,363
   *Inmobiliaria Colonial SA.....................................   1,264      2,061
   *Jazztel P.L.C................................................  28,321    190,115
  #*La Seda de Barcelona SA Series B............................. 159,016      3,789
    Laboratorios Farmaceuticos Rovi SA...........................   1,442      9,544
    Mapfre SA....................................................  18,630     53,932
    Mediaset Espana Comunicacion SA..............................  15,256     69,446
    Melia Hotels International SA................................   4,672     27,938
    Miquel y Costas & Miquel SA..................................   1,681     46,885
   *NH Hoteles SA................................................  23,746     78,154
    Obrascon Huarte Lain SA......................................   2,613     66,153
    Papeles y Cartones de Europa SA..............................   7,764     24,881
    Pescanova SA.................................................   2,233     67,278
  #*Promotora de Informaciones SA Series A.......................  42,619     20,623
    Prosegur Cia de Seguridad SA.................................   1,405     80,363
   *Realia Business SA...........................................  14,616     16,325
    Red Electrica Corporacion SA.................................   1,829     79,628
    Repsol YPF SA................................................   2,075     39,892
    Repsol YPF SA Sponsored ADR..................................   8,150    156,480
   #Sacyr Vallehermoso SA........................................  15,442     27,909
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola
     SA..........................................................     538        569
    Solaria Energia y Medio Ambiente SA..........................   8,257      7,668
    Tecnicas Reunidas SA.........................................     999     39,006

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INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES  VALUE++
                                                                  ------ ----------
SPAIN -- (Continued)
    Telefonica SA................................................  8,795 $  128,431
   *Tubacex SA................................................... 16,869     42,577
    Tubos Reunidos SA............................................ 23,431     54,452
    Unipapel SA..................................................  2,843     36,158
    Vidrala SA...................................................  4,008     97,597
    Viscofan SA..................................................  3,785    171,326
   *Vocento SA...................................................    845      2,112
   *Vueling Airlines SA..........................................  2,854     18,124
    Zardoya Otis SA..............................................    807      9,895
   *Zeltia SA.................................................... 14,869     29,123
                                                                         ----------
TOTAL SPAIN......................................................         8,827,819
                                                                         ----------
SWEDEN -- (2.8%)
    Aarhuskarlshamn AB...........................................  3,387    114,113
    Acando AB.................................................... 18,648     40,539
  #*Active Biotech AB............................................  1,997     13,328
    AddTech AB Series B..........................................  1,162     31,910
    AF AB Series B...............................................  7,716    155,988
   #Alfa Laval AB................................................  4,247     84,717
  #*Alliance Oil Co., Ltd. SDR................................... 22,094    207,366
   *Arise Windpower AB...........................................  1,403      6,986
   #Assa Abloy AB Series B.......................................  6,882    200,310
   #Avanza Bank Holding AB.......................................  1,688     40,395
    Axfood AB....................................................  1,350     49,121
   #Axis Communications AB.......................................  3,786     95,225
    B&B Tools AB Series B........................................  5,073     45,184
   *BE Group AB..................................................  8,493     29,909
    Beiger Electronics AB........................................    728      7,781
    Beijer Alma AB...............................................  2,460     44,618
   *Betsson AB...................................................  2,228     73,122
    Bilia AB Series A............................................  5,411    104,052
    Billerud AB.................................................. 22,195    214,877
    BioGaia AB Series B..........................................    778     25,738
  #*BioInvent International AB...................................  6,100     14,839
   *Bjorn Borg AB................................................  1,140      6,885
    Boliden AB................................................... 47,533    764,372
  #*Bure Equity AB............................................... 19,350     53,795
   *Byggmax Group AB.............................................  5,119     32,364
    Castellum AB.................................................  9,040    114,468
   *CDON Group AB................................................  4,074     29,963
    Clas Ohlson AB Series B......................................  6,555     96,687
   *Concentric AB................................................  8,712     78,453
    Concordia Maritime AB Series B............................... 10,317     19,427
    Duni AB......................................................  6,637     60,912
    East Capital Explorer AB.....................................  6,363     49,474
    Electrolux AB Series B....................................... 33,179    739,826
    Elekta AB Series B...........................................  6,166    311,832
  #*Eniro AB..................................................... 10,435     17,107
    Fabege AB....................................................  5,720     48,293
    G & L Beijer AB Series B.....................................  2,784    104,651
    Getinge AB Series B..........................................  7,096    190,148
    Gunnebo AB...................................................  8,531     37,143
   *Hakon Invest AB..............................................  8,061    117,708
   #Haldex AB.................................................... 14,225     88,800
    Hexagon AB Series B.......................................... 16,888    342,174
    Hexpol AB....................................................  4,560    169,064
   *HIQ International AB.........................................  5,939     32,368
    Hoganas AB Series B..........................................  4,200    162,933
    Holmen AB Series B........................................... 12,415    329,764
    Hufvudstaden AB Series A.....................................  2,399     25,778
    Husqvarna AB Series A........................................ 16,643     95,708

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES  VALUE++
                                                                  ------- --------
SWEDEN -- (Continued)
    Husqvarna AB Series B........................................ 104,925 $604,128
    Industrial & Financial Systems AB Series B...................   3,767   64,571
    Indutrade AB.................................................   1,483   47,873
   #Intrum Justitia AB...........................................   6,733  102,040
    JM AB........................................................  13,589  251,728
   *KappAhl AB...................................................   7,859    7,668
  #*Klovern AB...................................................   4,341   15,173
    KNOW IT AB...................................................   5,593   52,813
   *Kungsleden AB................................................   7,371   45,360
    Lagercrantz Group AB Series B................................   3,413   27,964
    Lennart Wallenstam Byggnads AB Series B......................   4,077   40,653
   *Lindab International AB......................................  12,574  102,544
    Loomis AB Series B...........................................  10,570  142,868
   *Lundin Petroleum AB..........................................  11,237  223,676
    Meda AB Series A.............................................  38,678  382,503
   *Medivir AB Series B..........................................   2,559   24,801
    Mekonomen AB.................................................   1,728   55,275
   *Micronic Mydata AB...........................................  22,549   50,128
    Millicom International Cellular SA SDR.......................     763   80,756
    Modern Times Group AB Series B...............................   2,146  104,484
   *NCC AB Series A..............................................     516    9,753
    NCC AB Series B..............................................  14,588  286,706
   *Net Entertainment NE AB (B1VV7V8)............................   2,208   21,825
   *Net Entertainment NE AB (B719J74)............................   2,208      654
   *Net Insight AB Series B......................................  44,491   13,807
    New Wave Group AB Series B...................................   9,990   43,701
    NIBE Industrier AB Series B..................................   5,798   91,556
   *Nobia AB.....................................................  35,951  144,234
   #Nolato AB Series B...........................................   5,192   52,521
    Nordea Bank AB...............................................  80,010  708,122
   *Nordic Mines AB..............................................   4,313   24,340
   #Nordnet AB Series B..........................................  24,240   78,419
   *Observer AB..................................................     537    3,132
    OEM International AB Series B................................   1,100   12,020
   *Orexo AB.....................................................   4,651   16,338
    Oriflame Cosmetics SA SDR....................................   2,391   85,828
   *PA Resources AB.............................................. 121,871   28,575
    Peab AB Series B.............................................  39,992  208,685
   #Pricer AB Series B...........................................  26,995   48,992
    ProAct IT Group AB...........................................   1,449   25,470
    Proffice AB Series B.........................................   6,502   23,427
    Ratos AB Series B............................................  16,772  196,305
    Readsoft AB Series B.........................................   7,704   22,366
   *Rederi AB Transatlantic......................................   4,088    5,436
   *Rezidor Hotel Group AB.......................................  18,581   73,466
   *RNB Retail & Brands AB.......................................     953      408
   #Rottneros AB.................................................   4,960    1,697
   #Saab AB Series B.............................................  13,866  230,608
    Sandvik AB...................................................   6,198   97,991
  #*SAS AB.......................................................  36,847   45,433
    Scania AB Series B...........................................   2,498   51,047
   #Securitas AB Series B........................................  18,283  167,437
   *Semcon AB....................................................   3,664   27,059
    Skandinaviska Enskilda Banken AB Series A.................... 103,144  694,941
    Skanska AB Series B..........................................  17,276  281,350
    SKF AB Series B..............................................   4,728  112,015
    Skistar AB...................................................   4,280   50,982
    SSAB AB Series A.............................................  35,977  366,779
    SSAB AB Series B.............................................  15,936  140,780
    Svenska Cellulosa AB Series A................................   5,303   84,161
    Svenska Cellulosa AB Series B................................  51,312  813,436

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CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------ -----------
SWEDEN -- (Continued)
    Svenska Handelsbanken AB Series A............................ 13,978 $   452,445
    Sweco AB Series B............................................  2,946      31,053
    Swedbank AB Series A......................................... 24,118     398,131
   #Swedish Match AB.............................................  1,500      61,104
   *Swedish Orphan Biovitrum AB.................................. 28,061      91,393
    Systemair AB.................................................    819      10,397
    Tele2 AB Series B............................................ 15,451     293,926
   *Telefonaktiebolaget LM Ericsson AB Series A..................  4,300      42,474
  #*Telefonaktiebolaget LM Ericsson AB Series B.................. 70,980     703,658
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR.............    900       8,996
    TeliaSonera AB............................................... 44,125     293,873
   *TradeDoubler AB..............................................  8,288      31,489
    Trelleborg AB Series B....................................... 56,071     642,927
    Unibet Group P.L.C. SDR......................................  3,049      87,028
    Vitrolife AB.................................................    850       6,663
    Volvo AB Series A............................................  4,136      57,304
    Volvo AB Series B............................................ 15,946     221,302
    Wihlborgs Fastigheter AB.....................................  4,450      61,814
                                                                         -----------
TOTAL SWEDEN.....................................................         17,035,000
                                                                         -----------
SWITZERLAND -- (5.2%)
    ABB, Ltd..................................................... 14,725     268,332
    ABB, Ltd. Sponsored ADR...................................... 16,820     317,393
    Acino Holding AG.............................................    822     107,810
    Actelion, Ltd................................................  3,991     169,011
    Adecco SA....................................................  6,199     302,408
    AFG Arbonia-Forster Holding AG...............................  3,122      65,350
   *Allreal Holding AG...........................................  2,962     464,555
   #Alpiq Holding AG.............................................    183      32,759
    ALSO-Actebis Holding AG......................................    321      14,514
    Aryzta AG.................................................... 14,609     735,892
    Ascom Holding AG.............................................  5,457      51,377
    Austriamicrosystems AG.......................................  3,522     283,916
   *Autoneum Holding AG..........................................    720      39,693
   #Bachem Holdings AG...........................................    796      31,853
    Baloise Holding AG...........................................  9,639     746,484
    Bank Coop AG.................................................  1,479     100,979
    Bank Sarasin & Cie AG Series B...............................  5,539     170,962
    Banque Cantonale de Geneve SA................................    110      25,224
    Banque Cantonale Vaudoise AG.................................    408     230,927
    Banque Privee Edmond de Rothschild SA........................      1      26,989
    Barry Callebaut AG...........................................    160     154,032
   *Basilea Pharmaceutica AG.....................................  1,545      78,829
  #*Basler Kantonalbank AG.......................................    599      74,823
    Belimo Holdings AG...........................................     60     118,739
    Bell AG......................................................     32      66,849
    Berner Kantonalbank AG.......................................    793     222,767
   *BKW SA.......................................................    645      24,872
   *Bobst Group AG...............................................  2,031      58,179
    Bossard Holding AG...........................................    598      90,981
    Bucher Industries AG.........................................  1,226     242,738
    Burckhardt Compression Holding AG............................    467     129,225
   *Burkhalter Holding AG........................................      9       2,775
    Centralschweizerische Kraftwerke AG..........................     31      11,448
    Cham Paper Holding AG........................................     17       2,923
    Charles Voegele Holding AG...................................  1,289      25,762
    Cie Financiere Tradition SA..................................    305      23,053
   *Clariant AG.................................................. 40,806     519,509
    Coltene Holding AG...........................................    411      13,608
    Compagnie Financiere Richemont SA Series A...................  4,765     294,947
    Conzzeta AG..................................................     35      78,160

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------ ----------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG....................................... 24,233 $  579,627
    Daetwyler Holding AG.........................................  1,335    114,751
   *Dufry AG.....................................................  2,291    311,152
    EFG International AG......................................... 12,631    122,797
    Emmi AG......................................................    517    110,441
    EMS-Chemie Holding AG........................................    439     86,404
   *Energiedienst Holding AG.....................................  1,191     59,941
    Flughafen Zuerich AG.........................................    982    365,680
    Forbo Holding AG.............................................    249    180,162
    Galenica Holding AG..........................................    207    141,269
    GAM Holding AG............................................... 47,767    614,073
   *Gategroup Holding AG.........................................  5,048    171,192
    Geberit AG...................................................    739    156,251
    George Fisher AG.............................................    948    420,633
    Givaudan SA..................................................    282    273,761
    Gurit Holding AG.............................................     97     56,180
    Helvetia Holding AG..........................................  1,290    462,694
    Holcim, Ltd.................................................. 24,022  1,498,305
  #*Huber & Suhner AG............................................  2,371    103,299
    Implenia AG..................................................  3,147    104,867
   *Inficon Holding AG...........................................    241     54,562
  #*Interroll Holding AG.........................................    121     43,993
    Intershop Holding AG.........................................     51     18,329
    Julius Baer Group, Ltd....................................... 16,982    650,947
    Kaba Holding AG..............................................    359    140,643
   *Kardex AG....................................................  1,109     21,620
    Komax Holding AG.............................................    841     85,450
   *Kudelski SA..................................................  6,523     48,383
    Kuehne & Nagel International AG..............................  1,113    135,346
   *Kuoni Reisen Holding AG Series B.............................    731    263,859
    LEM Holding SA...............................................     28     14,956
    Liechtensteinische Landesbank AG.............................  1,203     48,656
    Lindt & Spruengli AG.........................................      1     39,165
   *Logitech International SA.................................... 42,702    435,625
    Lonza Group AG............................................... 12,398    559,414
   #Luzerner Kantonalbank AG.....................................    587    213,432
    Metall Zug AG................................................     32    134,029
   *Meyer Burger Technology AG...................................  8,058    133,210
    Micronas Semiconductor Holding AG............................  8,922     96,363
   *Mikron Holding AG............................................  4,766     30,125
   *Mobilezone Holding AG........................................  2,526     27,435
    Mobimo Holding AG............................................  1,529    372,403
   *Myriad Group AG..............................................  4,819     21,314
    Nestle SA.................................................... 29,483  1,806,992
    Nobel Biocare Holding AG.....................................  7,365     90,796
    Novartis AG..................................................  3,867    213,521
    Novartis AG ADR.............................................. 25,578  1,411,138
   *OC Oerlikon Corp. AG......................................... 39,551    390,956
    Orascom Development Holding AG...............................  1,261     21,418
    Orell Fuessli Holding AG.....................................    184     20,281
   *Panalpina Welttransport Holding AG...........................  2,305    225,001
    Partners Group Holding AG....................................    501     95,348
    Phoenix Mecano AG............................................    168    101,673
   *PSP Swiss Property AG........................................  1,506    135,337
    PubliGroupe SA...............................................    558     83,011
   *Rieters Holdings AG..........................................    609    106,050
    Romande Energie Holding SA...................................     51     66,815
    Schaffner Holding AG.........................................     31      8,551
    Schindler Holding AG.........................................    551     70,369
   *Schmolz & Bickenbach AG......................................  5,880     40,173
    Schweiter Technologies AG....................................    225    132,901

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                  ------- -----------
SWITZERLAND -- (Continued)
    Schweizerische National-Versicherungs-Gesellschaft AG........   3,878 $   150,915
    SGS SA.......................................................      48      92,798
   *Siegfried Holding AG.........................................     817      93,637
    Sika AG......................................................     177     375,448
    Sonova Holding AG............................................     728      80,459
    St. Galler Kantonalbank AG...................................     657     265,971
  #*Straumann Holding AG.........................................     384      63,808
    Sulzer AG....................................................   2,814     405,271
    Swatch Group AG (7184725)....................................     720     332,646
    Swatch Group AG (7184736)....................................   1,122      89,691
    Swiss Life Holding AG........................................   5,531     565,753
   *Swiss Re, Ltd................................................  31,448   1,974,717
   #Swisscom AG..................................................     339     126,248
    Swisslog Holding AG..........................................  74,559      76,568
    Swissquote Group Holding SA..................................   2,586      95,116
    Syngenta AG ADR..............................................   1,600     112,048
    Synthes, Inc.................................................   2,163     373,048
    Tamedia AG...................................................     346      44,468
    Tecan Group AG...............................................   1,744     132,775
  #*Temenos Group AG.............................................   4,813      90,223
   *Tornos Holding AG............................................   2,333      24,422
   *U-Blox AG....................................................   1,145      56,228
   *UBS AG.......................................................  52,017     649,598
   *UBS AG ADR...................................................  34,236     423,499
    Uster Technologies AG........................................     302      14,628
    Valiant Holding AG...........................................   3,653     444,047
    Valora Holding AG............................................     744     156,012
    Vaudoise Assurances Holding SA...............................     227      71,237
    Verwaltungs und Privat-Bank AG...............................     990      84,439
    Vetropack Holding AG.........................................      45      84,824
  #*Von Roll Holding AG..........................................  12,622      31,297
   *Vontobel Holdings AG.........................................   6,677     169,425
    VZ Holding AG................................................     157      16,803
   *Walliser Kantonalbank AG.....................................      37      35,258
    WMH Walter Meier Holding AG..................................     105      25,425
    Ypsomed Holdings AG..........................................     784      47,503
    Zehnder Group AG.............................................   2,320     170,819
    Zuger Kantonalbank AG........................................      19     109,201
    Zurich Insurance Group AG....................................   7,485   1,833,847
                                                                          -----------
TOTAL SWITZERLAND................................................          30,953,836
                                                                          -----------
UNITED KINGDOM -- (17.6%)
    4imprint Group P.L.C.........................................     979       4,334
   *888 Holdings P.L.C...........................................  29,087      39,070
    A.G. Barr P.L.C..............................................   2,386      45,042
    Aberdeen Asset Management P.L.C..............................  87,090     399,558
    Acal P.L.C...................................................   3,887      12,664
    Admiral Group P.L.C..........................................   3,611      70,986
    Aegis Group P.L.C............................................  82,443     237,871
   *Afren P.L.C.................................................. 130,511     285,729
    African Barrick Gold, Ltd....................................  30,305     176,931
    Aga Rangemaster Group P.L.C..................................   9,912      12,874
    Aggreko P.L.C................................................   4,825     176,354
   *Allied Gold Mining P.L.C.....................................  26,000      50,209
    Amec P.L.C...................................................  17,688     326,644
    Amlin P.L.C.................................................. 128,236     686,814
    Anglo American P.L.C.........................................  48,414   1,870,950
    Anglo Pacific Group P.L.C....................................  16,211      84,227
    Anite P.L.C..................................................  44,555      89,613
    Antofagasta P.L.C............................................   5,725     113,233
    ARM Holdings P.L.C...........................................  38,280     323,896

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CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
UNITED KINGDOM -- (Continued)
    Ashmore Group P.L.C..........................................  13,543 $   84,113
    Ashtead Group P.L.C.......................................... 135,222    542,205
    Associated British Foods P.L.C...............................  21,546    426,393
    Assura Group, Ltd............................................  23,540     11,648
   #AstraZeneca P.L.C. Sponsored ADR.............................  11,019    483,734
    Aveva Group P.L.C............................................   5,527    149,657
    Aviva P.L.C.................................................. 194,827    975,108
    Aviva P.L.C. Sponsored ADR...................................   8,681     87,070
    Babcock International Group P.L.C............................  33,505    452,220
    BAE Systems P.L.C............................................  49,239    235,965
    Balfour Beatty P.L.C......................................... 104,362    442,248
    Barclays P.L.C............................................... 140,947    499,002
   #Barclays P.L.C. Sponsored ADR................................  33,167    472,298
   *Barratt Developments P.L.C................................... 238,083    516,742
    BBA Aviation P.L.C........................................... 106,055    340,137
    Beazley P.L.C................................................ 138,486    318,786
    Bellway P.L.C................................................  30,708    392,392
    Berendsen P.L.C..............................................  38,043    318,131
   *Berkeley Group Holdings P.L.C. (The).........................  28,573    594,129
   *Betfair Group P.L.C..........................................   2,206     28,292
    BG Group P.L.C...............................................  36,356    857,828
   #BHP Billiton P.L.C. ADR......................................   5,668    364,792
    Bloomsbury Publishing P.L.C..................................   1,196      2,025
    Bodycote P.L.C...............................................  46,517    321,261
    Booker Group P.L.C...........................................  97,678    125,251
    Bovis Homes Group P.L.C......................................  32,938    247,151
    BP P.L.C. Sponsored ADR......................................  80,492  3,494,158
    Braemar Shipping Services P.L.C..............................   1,245      7,683
    Brewin Dolphin Holdings P.L.C................................  57,636    152,961
    British Polythene Industries P.L.C...........................   4,284     23,300
    British Sky Broadcasting Group P.L.C.........................   8,574     94,358
    Britvic P.L.C................................................  20,218    125,441
    BT Group P.L.C...............................................  16,974     58,059
    BT Group P.L.C. Sponsored ADR................................   2,662     91,200
   *BTG P.L.C....................................................  39,607    244,334
    Bunzl P.L.C..................................................  16,317    271,110
    Burberry Group P.L.C.........................................  14,668    353,562
   *Bwin.Party Digital Entertainment P.L.C....................... 164,386    413,148
    Cable & Wireless Communications P.L.C........................ 230,845    123,545
    Cable & Wireless Worldwide P.L.C............................. 264,160    152,128
   *Cairn Energy P.L.C...........................................  29,199    163,605
   *Cape P.L.C...................................................  21,903    134,043
    Capita P.L.C.................................................   9,318    100,355
    Capital & Counties Properties P.L.C..........................   1,729      5,585
   *Capital & Regional P.L.C.....................................  34,857     18,959
    Carclo P.L.C.................................................   6,128     38,478
    Carillion P.L.C.............................................. 108,682    514,778
    Carnival P.L.C...............................................   9,773    317,445
    Carnival P.L.C. ADR..........................................     804     26,146
   *Carpetright P.L.C............................................   3,609     35,138
    Carphone Warehouse Group P.L.C...............................   9,858     20,933
    Catlin Group, Ltd............................................  85,470    585,571
   *Centamin P.L.C...............................................  99,057    110,598
    Chemring Group P.L.C.........................................  30,930    163,957
    Chesnara P.L.C...............................................  28,258     80,792
    Chime Communications P.L.C...................................   5,536     19,586
    Cineworld Group P.L.C........................................  28,182     92,861
    Clarkson P.L.C...............................................     893     19,569
    Close Brothers Group P.L.C...................................  36,989    442,788
    Cobham P.L.C................................................. 163,647    601,727
   *Colt Group SA................................................  47,755     82,463

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES  VALUE++
                                                                  ------- --------
UNITED KINGDOM -- (Continued)
    Compass Group P.L.C..........................................  28,033 $293,065
    Computacenter P.L.C..........................................  32,517  219,175
   *Connaught P.L.C..............................................  17,457       --
    Consort Medical P.L.C........................................   6,807   73,258
    Cookson Group P.L.C..........................................  68,957  812,318
    Costain Group P.L.C..........................................   2,521    9,107
    Cranswick P.L.C..............................................  11,516  150,475
    Croda International P.L.C....................................   7,616  275,842
    CSR P.L.C....................................................  48,823  182,710
   *CSR P.L.C. ADR...............................................     700   10,164
    Daily Mail & General Trust P.L.C. Series A...................  26,509  179,154
    Dairy Crest Group P.L.C......................................  36,421  177,969
    De La Rue P.L.C..............................................  10,052  159,259
    Debenhams P.L.C.............................................. 341,473  457,878
    Dechra Pharmaceuticals P.L.C.................................   5,343   40,086
    Development Securities P.L.C.................................  18,402   49,275
    Devro P.L.C..................................................  26,558  132,912
    Dialight P.L.C...............................................   3,025   51,163
    Dignity P.L.C................................................   6,668   90,928
    Diploma P.L.C................................................  18,621  138,643
   *Dixons Retail P.L.C.......................................... 717,745  207,566
    Domino Printing Sciences P.L.C...............................  16,343  158,623
    Domino's Pizza UK & IRL P.L.C................................   8,282   59,279
    Drax Group P.L.C.............................................  74,266  654,394
    DS Smith P.L.C............................................... 186,194  507,195
    Dunelm Group P.L.C...........................................   2,288   18,995
    E2V Technologies P.L.C.......................................  17,317   41,262
    easyJet P.L.C................................................  40,064  322,562
    Electrocomponents P.L.C......................................  40,856  151,210
    Elementis P.L.C..............................................  92,492  312,310
   *EnQuest P.L.C................................................ 135,557  278,871
   *Enterprise Inns P.L.C........................................  98,745   98,592
    Eurasian Natural Resources Corp. P.L.C.......................  22,701  206,936
    Euromoney Institutional Investor P.L.C.......................   5,292   67,436
   *Evraz P.L.C..................................................  23,957  143,887
   *Exillon Energy P.L.C.........................................  12,528   28,253
    Experian P.L.C...............................................   9,848  155,542
    F&C Asset Management P.L.C................................... 126,978  138,787
    Fenner P.L.C.................................................  40,245  294,524
    Ferrexpo P.L.C...............................................  12,126   57,676
    Fiberweb P.L.C...............................................  45,220   42,605
    Fidessa Group P.L.C..........................................   4,266  107,290
    Filtrona P.L.C...............................................  26,942  203,154
   *Findel P.L.C................................................. 203,693   11,870
    Firstgroup P.L.C.............................................  76,968  243,362
    Fortune Oil P.L.C............................................ 101,751   17,870
    Fresnillo P.L.C..............................................     219    5,580
    Fuller Smith & Turner P.L.C..................................   7,612   89,553
    G4S P.L.C....................................................  98,556  447,150
    Galliford Try P.L.C..........................................  19,811  210,011
   *Gem Diamonds, Ltd............................................  28,445  119,707
    Genus P.L.C..................................................  10,956  251,165
    GKN P.L.C.................................................... 166,610  551,058
    Go-Ahead Group P.L.C.........................................   4,714   87,243
   *Greencore Group P.L.C........................................ 117,036  134,391
    Greene King P.L.C............................................  54,163  448,836
    Greggs P.L.C.................................................  15,704  127,848
    Halfords Group P.L.C.........................................  41,756  186,467
    Halma P.L.C..................................................  26,394  173,576
   *Hardy Oil & Gas P.L.C........................................   8,461   20,437
    Hardy Underwriting Group P.L.C...............................   7,837   35,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C....................................  16,210 $  138,501
    Hays P.L.C...................................................  57,991     84,154
    Headlam Group P.L.C..........................................  17,739     84,600
    Helical Bar P.L.C............................................  28,715     88,441
    Henderson Group P.L.C........................................  99,993    196,734
   *Heritage Oil P.L.C...........................................  45,942    111,036
    Hikma Pharmaceuticals P.L.C..................................  15,446    157,446
    Hill & Smith Holdings P.L.C..................................  18,702    100,194
    Hiscox, Ltd..................................................  92,806    600,221
    Hochschild Mining P.L.C......................................  22,123    180,726
    Home Retail Group P.L.C......................................  74,141    128,262
    Homeserve P.L.C..............................................  23,589     96,676
   *Howden Joinery Group P.L.C...................................  77,176    153,045
    HSBC Holdings P.L.C. Sponsored ADR...........................  92,259  4,167,339
    Hunting P.L.C................................................  21,885    337,930
    Huntsworth P.L.C.............................................  25,889     19,970
    Hyder Consulting P.L.C.......................................     977      6,259
    ICAP P.L.C...................................................  53,170    327,730
    IG Group Holdings P.L.C......................................  26,580    199,723
   *Imagination Technologies Group P.L.C.........................   9,631    107,450
    IMI P.L.C....................................................  15,182    243,883
    Imperial Tobacco Group P.L.C.................................  12,246    489,724
    Inchcape P.L.C............................................... 104,722    622,163
    Informa P.L.C................................................  82,761    557,008
   *Inmarsat P.L.C...............................................  45,303    323,270
   *Innovation Group P.L.C....................................... 180,360     62,315
    InterContinental Hotels Group P.L.C..........................   4,777    113,902
    Intercontinental Hotels Group P.L.C. ADR.....................   1,100     26,268
    Intermediate Capital Group P.L.C.............................  61,578    256,706
   *International Consolidated Airlines Group SA................. 189,265    542,042
   *International Ferro Metals, Ltd..............................  82,212     21,930
    International Personal Finance P.L.C.........................  31,376    136,303
    International Power P.L.C.................................... 155,255  1,050,217
    Interserve P.L.C.............................................  37,094    172,167
    Intertek Group P.L.C.........................................   2,666    108,850
    Invensys P.L.C...............................................  82,156    296,371
    Investec P.L.C............................................... 102,274    589,841
   *IP Group P.L.C...............................................  56,362    133,098
    ITE Group P.L.C..............................................  26,693     97,891
    ITV P.L.C.................................................... 269,602    366,342
    James Fisher & Sons P.L.C....................................  11,653    106,517
    Jardine Lloyd Thompson Group P.L.C...........................   7,270     82,963
    JD Sports Fashion P.L.C......................................   3,602     47,944
    JD Wetherspoon P.L.C.........................................  18,334    120,684
    JKX Oil & Gas P.L.C..........................................  19,692     43,861
    John Menzies P.L.C...........................................   6,307     66,673
   *John Wood Group P.L.C........................................  59,682    757,869
    Johnson Matthey P.L.C........................................   8,594    322,717
    Jupiter Fund Management P.L.C................................  20,172     74,788
    Kazakhmys P.L.C..............................................  18,315    257,091
    Kcom Group P.L.C.............................................  53,721     61,910
    Keller Group P.L.C...........................................  10,016     73,181
    Kesa Electricals P.L.C.......................................  56,339     49,829
    Kier Group P.L.C.............................................   5,615    106,293
    Kingfisher P.L.C............................................. 232,192  1,095,009
   *Kofax P.L.C..................................................   8,123     37,749
    Ladbrokes P.L.C..............................................  82,902    241,433
    Laird P.L.C..................................................  69,271    243,163
    Lamprell P.L.C...............................................  27,405    155,014
    Lancashire Holdings, Ltd.....................................  37,355    488,274
    Laura Ashley Holdings P.L.C..................................  22,105      8,419

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
UNITED KINGDOM -- (Continued)
    Lavendon Group P.L.C.........................................  16,092 $   31,497
    Legal & General Group P.L.C.................................. 594,171  1,134,514
   *Lloyds Banking Group P.L.C................................... 642,313    322,405
  #*Lloyds Banking Group P.L.C. Sponsored ADR....................  46,132     90,419
    Logica P.L.C................................................. 199,254    252,135
    London Stock Exchange Group P.L.C............................  24,527    433,043
    Lonmin P.L.C.................................................  32,819    557,045
    Lookers P.L.C................................................  63,385     64,825
    Low & Bonar P.L.C............................................  20,699     19,238
    LSL Property Services P.L.C..................................   1,287      5,120
   *Man Group P.L.C.............................................. 175,697    295,173
    Management Consulting Group P.L.C............................  29,849     18,662
    Marks & Spencer Group P.L.C..................................  48,250    279,646
    Marshalls P.L.C..............................................  18,574     28,091
    Marston's P.L.C.............................................. 149,111    236,148
   *McBride P.L.C................................................  40,404     83,297
   *McBride P.L.C. Redeemable B Shares........................... 808,080      1,311
   *Mears Group P.L.C............................................  26,230    111,456
    Mecom Group P.L.C............................................  31,967     77,831
    Meggitt P.L.C................................................ 105,432    699,158
    Melrose P.L.C................................................  62,679    444,769
    Melrose Resources P.L.C......................................  11,192     22,037
    Michael Page International P.L.C.............................  15,548    105,061
    Micro Focus International P.L.C..............................   5,049     38,124
    Millennium & Copthorne Hotels P.L.C..........................  39,156    308,795
   *Misys P.L.C..................................................  31,248    176,966
   *Mitchells & Butlers P.L.C....................................  60,590    259,501
    Mitie Group P.L.C............................................  73,516    348,101
    Mondi P.L.C..................................................  65,218    606,425
    Moneysupermarket.com Group P.L.C.............................  54,769    118,565
    Morgan Crucible Co. P.L.C....................................  51,127    269,777
    Morgan Sindall Group P.L.C...................................   7,128     77,126
    Mothercare P.L.C.............................................  14,702     40,767
   *Mouchel Group P.L.C..........................................  18,593      1,738
    N Brown Group P.L.C..........................................  43,294    161,072
    National Express Group P.L.C................................. 106,793    375,661
    NCC Group P.L.C..............................................   3,591     51,671
    New World Resources P.L.C. Series A..........................       8         53
    Next P.L.C...................................................   3,701    176,010
   *Northgate P.L.C..............................................  19,603     63,350
    Novae Group P.L.C............................................  11,901     71,510
   *Ocado Group P.L.C............................................  36,964     77,920
    Old Mutual P.L.C............................................. 440,180  1,059,327
   *Optos P.L.C..................................................   6,694     27,937
    Oxford Instruments P.L.C.....................................   6,221    123,606
    Pace P.L.C...................................................  53,548     63,238
    PayPoint P.L.C...............................................   1,351     14,025
    Pearson P.L.C................................................  15,716    296,024
    Pearson P.L.C. Sponsored ADR.................................  21,531    407,797
   *Pendragon P.L.C.............................................. 129,184     30,939
    Pennon Group P.L.C...........................................  21,112    252,076
    Persimmon P.L.C..............................................  79,548    811,330
    Petrofac, Ltd................................................   1,678     47,386
    Petropavlovsk P.L.C..........................................  41,647    323,136
    Phoenix Group Holdings P.L.C.................................  11,270     96,558
    Phoenix IT Group, Ltd........................................  10,671     34,142
    Photo-Me International P.L.C.................................  17,478     12,644
    Premier Farnell P.L.C........................................  44,337    154,718
   *Premier Foods P.L.C.......................................... 389,683    102,834
   *Premier Oil P.L.C............................................  71,199    433,279
    Provident Financial P.L.C....................................   6,445    120,916

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
UNITED KINGDOM -- (Continued)
    Prudential P.L.C.............................................  68,348 $  837,668
    Prudential P.L.C. ADR........................................     800     19,608
    Psion P.L.C..................................................  17,081     15,293
   *Punch Taverns P.L.C.......................................... 139,592     22,160
    PV Crystalox Solar P.L.C.....................................  35,503      2,608
    PZ Cussons P.L.C.............................................  16,088     86,795
    Qinetiq P.L.C................................................ 126,269    313,613
   *Quintain Estates & Development P.L.C......................... 101,933     63,329
    R.E.A. Holdings P.L.C........................................   1,822     20,586
    Randgold Resources, Ltd......................................     810     71,897
    Rathbone Brothers P.L.C......................................   8,079    173,475
   *Raven Russia, Ltd............................................  27,827     28,110
   *Redrow P.L.C.................................................  57,033    113,948
    Reed Elsevier P.L.C..........................................   3,037     25,131
    Reed Elsevier P.L.C. ADR.....................................     300      9,915
    Regus P.L.C.................................................. 167,996    291,226
    Renishaw P.L.C...............................................   5,590    131,506
   *Renold P.L.C.................................................   5,604      2,866
   *Rentokil Initial P.L.C.......................................  63,933     89,924
    Resolution, Ltd.............................................. 241,340    876,718
    Restaurant Group P.L.C.......................................  25,626    116,851
    Rexam P.L.C.................................................. 142,831    997,032
    Ricardo P.L.C................................................   7,021     39,356
    Rightmove P.L.C..............................................   7,424    185,748
    Rio Tinto P.L.C..............................................   4,872    273,099
   #Rio Tinto P.L.C. Sponsored ADR...............................   8,363    468,913
   *RM P.L.C.....................................................   9,841     13,247
    Robert Walters P.L.C.........................................  16,237     67,327
   *Rolls-Royce Holdings P.L.C...................................  50,296    672,480
    Rotork P.L.C.................................................   4,681    167,723
   *Royal Bank of Scotland Group P.L.C........................... 161,522     63,721
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR............  13,214    104,655
    Royal Dutch Shell P.L.C. ADR.................................  88,550  6,496,028
    Royal Dutch Shell P.L.C. Series A............................      75      2,675
    Royal Dutch Shell P.L.C. Series B............................   6,539    239,292
    RPC Group P.L.C..............................................  36,263    217,391
    RPS Group P.L.C..............................................  57,151    219,932
    RSA Insurance Group P.L.C.................................... 658,760  1,123,240
    SABmiller P.L.C..............................................  11,816    496,609
    Safestore Holdings P.L.C.....................................   2,647      4,812
    Sage Group P.L.C............................................. 103,070    478,872
    Sainsbury (J.) P.L.C......................................... 114,735    573,553
   *Salamander Energy P.L.C......................................  46,103    186,316
    Savills P.L.C................................................  32,530    188,850
    Schroders P.L.C..............................................  10,034    230,941
    Schroders P.L.C. Non-Voting..................................   6,442    117,702
    SDL P.L.C....................................................  12,648    146,297
    Senior P.L.C.................................................  75,073    259,574
    Serco Group P.L.C............................................  20,448    180,188
    Severfield-Rowen P.L.C.......................................  22,934     68,972
    Severn Trent P.L.C...........................................   5,504    150,943
    Shanks Group P.L.C........................................... 107,075    160,922
    Shire P.L.C. ADR.............................................   1,800    175,608
    SIG P.L.C.................................................... 143,837    245,971
    Smith & Nephew P.L.C.........................................   7,200     70,871
    Smith & Nephew P.L.C. Sponsored ADR..........................   1,400     68,992
    Smiths Group P.L.C...........................................  14,750    256,203
    Smiths News P.L.C............................................  20,687     33,406
   *Soco International P.L.C.....................................  33,512    163,361
   *Southern Cross Healthcare Group P.L.C........................  27,167         --
    Spectris P.L.C...............................................  18,022    551,804

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C............................................  63,745 $   28,501
    Spirax-Sarco Engineering P.L.C...............................   4,673    174,951
    Spirent Communications P.L.C................................. 122,722    338,709
   *Spirit Pub Co. P.L.C......................................... 194,950    175,580
   *Sportech P.L.C...............................................   2,757      2,260
   *Sportingbet P.L.C............................................  17,641      9,595
   *Sports Direct International P.L.C............................  28,039    137,549
    SSE P.L.C....................................................  25,621    549,402
    St. Ives Group P.L.C.........................................  15,536     19,671
    St. James's Place P.L.C......................................  18,272     98,072
    St. Modwen Properties P.L.C..................................  26,725     72,803
    Stagecoach Group P.L.C.......................................  22,045     88,752
    Standard Chartered P.L.C.....................................  60,540  1,479,942
    Standard Life P.L.C.......................................... 268,835    975,604
    Sthree P.L.C.................................................  12,874     72,375
   *SuperGroup P.L.C.............................................   1,850     10,449
    Synergy Health P.L.C.........................................  11,910    160,660
    TalkTalk Telecom Group P.L.C.................................  61,807    127,910
   *Talvivaara Mining Co. P.L.C..................................  16,325     48,534
    Tate & Lyle P.L.C............................................  45,004    504,461
   *Taylor Wimpey P.L.C.......................................... 789,446    643,905
    Ted Baker P.L.C..............................................     479      6,966
   *Telecity Group P.L.C.........................................  11,774    154,314
    Telecom Plus P.L.C...........................................   4,094     45,408
    Tesco P.L.C.................................................. 153,145    789,108
    Thomas Cook Group P.L.C...................................... 131,861     48,173
    Travis Perkins P.L.C.........................................  58,572    999,285
   *Trinity Mirror P.L.C.........................................  60,279     31,808
    TT electronics P.L.C.........................................  37,893    116,866
    TUI Travel P.L.C............................................. 124,064    384,732
    Tullett Prebon P.L.C.........................................  54,188    302,104
    Tullow Oil P.L.C.............................................   7,446    185,767
    UBM P.L.C....................................................  19,007    181,898
   *UK Coal P.L.C................................................  31,121     10,034
    Ultra Electronics Holdings P.L.C.............................   5,104    139,536
    Umeco P.L.C..................................................  12,650    118,268
    Unite Group P.L.C............................................  12,079     38,292
    United Utilities Group P.L.C.................................   8,697     87,266
    UTV Media P.L.C..............................................   4,124     10,178
   *Vectura Group P.L.C..........................................  65,814     75,970
    Vedanta Resources P.L.C......................................  15,778    312,717
    Victrex P.L.C................................................   7,594    178,953
    Vitec Group P.L.C. (The).....................................   5,635     61,291
    Vodafone Group P.L.C. Sponsored ADR.......................... 165,738  4,612,489
    Weir Group P.L.C. (The)......................................   8,931    247,225
    WH Smith P.LC................................................  19,644    168,022
    Whitbread P.L.C..............................................  17,575    549,809
    William Hill P.L.C...........................................  93,750    428,236
    William Morrison Supermarkets P.L.C.......................... 176,702    804,837
   *Wincanton P.L.C..............................................   8,167      6,762
   *Wolfson Microelectronics P.L.C...............................  14,929     43,016
    Wolseley P.L.C...............................................  13,450    512,064
    WPP P.L.C....................................................  36,317    491,768
    WPP P.L.C. Sponsored ADR.....................................  13,042    884,508
    WS Atkins P.L.C..............................................  13,476    159,151
    WSP Group P.L.C..............................................  10,790     44,030
   *Xchanging P.L.C..............................................  36,593     60,039
    Xstrata P.L.C................................................  77,287  1,484,338
  #*Yell Group P.L.C............................................. 869,269     55,031

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
UNITED KINGDOM -- (Continued)
    Yule Catto & Co. P.L.C.......................................    54,799 $    207,002
                                                                            ------------
TOTAL UNITED KINGDOM.............................................            105,516,459
                                                                            ------------
TOTAL COMMON STOCKS..............................................            527,820,067
                                                                            ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE.................................     2,021      123,473
                                                                            ------------
SWEDEN -- (0.0%)
    Klovern AB...................................................       109        2,232
                                                                            ------------
UNITED KINGDOM -- (0.0%)
   *Rolls-Royce Holdings P.L.C................................... 5,331,376        8,652
                                                                            ------------
TOTAL PREFERRED STOCKS...........................................                134,357
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights..............     6,648           --
   *M2 Telecommunications Group, Ltd. Rights 05/11/12............     1,482          617
   *VDM Group, Ltd. Warrants 11/30/13............................    23,122          699
                                                                            ------------
TOTAL AUSTRALIA..................................................                  1,316
                                                                            ------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR...................................     7,342           10
   *Nyrstar NV STRIP VVPR........................................    11,235           30
    Tessenderlo Chemie NV STRIP VVPR.............................       383          101
                                                                            ------------
TOTAL BELGIUM....................................................                    141
                                                                            ------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 01/18/13........................       952          434
                                                                            ------------
DENMARK -- (0.0%)
   *Vestjysk Bank A.S. Rights 05/21/12...........................     1,419        1,338
                                                                            ------------
HONG KONG -- (0.0%)
   *Allied Properties (H.K.), Ltd. Warrants 06/13/16.............   130,108        1,342
                                                                            ------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13........................    95,999        1,551
                                                                            ------------
SPAIN -- (0.0%)
   *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12...........        32            5
   *Banco Santander SA Rights 04/27/12...........................         4            1
                                                                            ------------
TOTAL SPAIN......................................................                      6
                                                                            ------------
UNITED KINGDOM -- (0.0%)
   *Dechra Pharmaceuticals P.L.C. Rights 05/15/12................     1,603        4,084
   *Redrow P.L.C. Rights 05/08/12................................     8,555           --
                                                                            ------------
TOTAL UNITED KINGDOM.............................................                  4,084
                                                                            ------------
TOTAL RIGHTS/WARRANTS............................................                 10,212
                                                                            ------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES/
                                                                FACE
                                                               AMOUNT       VALUE+
                                                             ----------- ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S) @DFA Short Term Investment Fund.........................  69,000,000 $ 69,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralizedby FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $2,364,456) to be repurchased at $2,318,108............ $     2,318    2,318,094
                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL.........................               71,318,094
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $545,581,894)                        $599,282,730
                                                                         ============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                       --------- -----------
COMMON STOCKS -- (85.9%)..............................................
BRAZIL -- (7.3%)......................................................
    AES Tiete SA......................................................   139,609 $ 1,764,384
   *Aliansce Shopping Centers SA......................................    46,944     443,051
    All America Latina Logistica SA................................... 1,588,836   7,193,377
    Amil Participacoes SA.............................................   215,840   2,110,672
    Anhanguera Educacional Participacoes SA...........................   431,813   5,713,256
   *Arezzo Industria e Comercio SA....................................    51,659     798,944
   *Autometal SA......................................................    26,500     212,706
   *B2W Cia Global Do Varejo SA.......................................   142,500     611,521
    Banco Bradesco SA................................................. 1,175,090  15,886,509
    Banco do Brasil SA................................................ 1,680,221  20,846,852
    Banco Santander Brasil SA ADR..................................... 2,270,163  18,320,215
    Bematech SA.......................................................    68,000     146,263
   *BHG SA--Brazil Hospitality Group..................................     2,900      35,296
    BM&F Bovespa SA................................................... 5,604,289  31,312,162
    BR Malls Participacoes SA.........................................   968,217  11,967,155
    Brasil Brokers Participacoes SA...................................   491,181   1,680,088
    BRF--Brasil Foods SA..............................................   266,506   4,837,556
    BRF--Brasil Foods SA ADR..........................................   946,180  17,438,097
    Brookfield Incorporacoes SA....................................... 1,014,890   2,678,119
   *Camargo Correa Desenvolvimento Imobiliario SA.....................    74,110     189,732
    CCR SA............................................................   998,100   7,739,117
   *Centrais Eletricas Brasileiras SA.................................   111,500     954,051
    Centrais Eletricas Brasileiras SA ADR.............................   130,848   1,563,634
    Centrais Eletricas Brasileiras SA Sponsored ADR...................   264,727   2,255,474
    CETIP SA--Mercados Organizados....................................   328,565   5,050,471
    Cia de Saneamento Basico do Estado de Sao Paulo...................    17,100     673,181
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............   126,300   9,997,908
    Cia de Saneamento de Minas Gerais-Copasa SA.......................   205,981   4,824,936
    Cia Energetica de Minas Gerais SA.................................   108,188   1,854,821
    Cia Hering SA.....................................................   210,752   5,233,005
    Cia Providencia Industria e Comercio SA...........................    20,100      70,650
    Cia Siderurgica Nacional SA.......................................   170,500   1,448,152
    Cia Siderurgica Nacional SA Sponsored ADR......................... 1,079,745   9,631,325
    Cielo SA..........................................................   331,961   9,971,972
    Cosan SA Industria e Comercio.....................................   369,806   6,435,204
    CPFL Energia SA...................................................   115,400   1,612,809
    CPFL Energia SA ADR...............................................    81,278   2,292,040
    CR2 Empreendimentos Imobiliarios SA...............................    27,200      77,056
    Cremer SA.........................................................    65,600     636,676
    CSU Cardsystem SA.................................................    48,750     107,160
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   878,600   7,079,871
   *Cyrela Commercial Properties SA Empreendimentos e Participacoes...     7,934      87,409
    Diagnosticos da America SA........................................   711,900   5,097,938
    Direcional Engenharia SA..........................................   128,395     656,070
    Duratex SA........................................................   883,590   5,191,726
    EcoRodovias Infraestrutura e Logistica SA.........................   397,828   3,295,493
   *Embraer SA........................................................   233,006   2,001,054
    Embraer SA ADR....................................................   347,831  12,048,866
    Energias do Brazil SA.............................................   758,120   5,285,741
    Equatorial Energia SA.............................................   242,013   1,780,039
    Estacio Participacoes SA..........................................   230,225   2,873,359
    Eternit SA........................................................   310,010   1,626,367
    Even Construtora e Incorporadora SA...............................   754,633   2,818,764
    EZ Tec Empreendimentos e Participacoes SA.........................   169,080   1,867,185
   *Fertilizantes Heringer SA.........................................   119,208     878,668
    Fibria Celulose SA................................................    54,796     437,241
    Fibria Celulose SA Sponsored ADR..................................   695,995   5,526,200
    Fleury SA.........................................................   131,493   1,705,963

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED



                                                                   SHARES           VALUE++
                                                                  ---------       -----------
BRAZIL -- (Continued)............................................
    Forjas Taurus SA.............................................    51,317       $    60,305
    Gafisa SA....................................................   168,400           310,093
   #Gafisa SA ADR................................................   681,100         2,506,448
   *General Shopping Brasil SA...................................   181,900         1,102,193
    Gerdau SA....................................................   570,782         4,437,735
    Gol Linhas Aereas Inteligentes SA ADR........................   132,200           700,660
    Grendene SA..................................................   344,638         1,775,487
    Guararapes Confeccoes SA.....................................    19,419         1,009,790
    Helbor Empreendimentos SA....................................   426,969         2,074,198
    Hypermarcas SA............................................... 1,023,070         6,649,968
   *IdeiasNet SA.................................................   235,543           308,925
    Iguatemi Empresa de Shopping Centers SA......................   119,422         2,603,771
    Industrias Romi SA...........................................    57,300           176,155
    Inepar SA Industria e Construcoes............................    21,595            29,342
   *International Meal Co. Holdings SA...........................    20,701           187,880
    Iochpe-Maxion SA.............................................   206,169         3,569,277
    Itau Unibanco Holding SA.....................................   396,693         5,533,702
   *JBS SA....................................................... 2,207,103         8,649,403
    JHSF Participacoes SA........................................   323,229         1,014,038
    Joao Fortes Engenharia SA....................................    10,500            46,547
   *JSL SA.......................................................   165,718           832,872
   *Kepler Weber SA.............................................. 2,599,700           327,324
   *Kroton Educacional SA Common Shares..........................    18,186            31,007
   *Kroton Educacional SA Unit Shares............................   311,464         4,575,187
    Light SA.....................................................   217,500         2,809,249
   *LLX Logistica SA.............................................   433,350           722,951
    Localiza Rent a Car SA.......................................   247,200         4,227,747
   *Log-in Logistica Intermodal SA...............................   147,779           603,939
    Lojas Americanas SA..........................................   170,848         1,477,997
    Lojas Renner SA..............................................   210,932         6,702,595
    LPS Brasil Consultoria de Imoveis SA.........................    83,490         1,441,031
   *Lupatech SA..................................................    85,100           227,243
    M. Dias Branco SA............................................   111,197         3,208,475
   *Magnesita Refratarios SA.....................................   396,879         1,395,005
    Mahle-Metal Leve SA Industria e Comercio.....................    79,982         2,601,518
    Marcopolo SA.................................................     8,800            39,703
    Marfrig Alimentos SA.........................................   595,847         3,297,844
    Marisa Lojas SA..............................................   106,356         1,257,089
    Metalfrio Solutions SA.......................................    41,821           107,506
    Mills Estruturas e Servicos de Engenharia SA.................   173,828         2,260,680
    Minerva SA...................................................   245,830         1,114,273
   *MMX Mineracao e Metalicos SA.................................   895,680         4,153,824
   *MPX Energia SA...............................................    79,719         2,140,032
    MRV Engenharia e Participacoes SA............................ 1,046,507         6,116,039
    Multiplan Empreendimentos Imobiliarios SA....................   156,104         3,677,082
   *Multiplus SA.................................................   108,004         2,350,290
    Natura Cosmeticos SA.........................................   254,800         5,757,278
    Obrascon Huarte Lain Brasil SA...............................   291,085         2,515,106
    OdontoPrev SA................................................   618,692         3,268,488
   *OGX Petroleo e Gas Participacoes SA..........................   372,369         2,600,127
    Oi SA........................................................   407,359         2,735,458
    Oi SA ADR (670851104)........................................   136,542           910,735
  #*Oi SA ADR (670851203)........................................   530,647         9,514,501
   *OSX Brasil SA................................................   145,000         1,123,547
    Paranapanema SA..............................................   841,096         1,284,049
    PDG Realty SA Empreendimentos e Participacoes................ 3,528,315         8,292,554
    Petroleo Brasileiro SA.......................................   265,200         3,103,959
    Petroleo Brasileiro SA ADR................................... 2,485,189        58,501,349
   *Plascar Participacoes Industriais SA.........................   204,200           160,690
    Porto Seguro SA..............................................   413,552         4,059,260
   *PortX Operacoes Portuarias SA................................    96,700           154,728

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         SHARES      VALUE++
                                                                                       ----------- ------------
BRAZIL -- (Continued).................................................................
    Positivo Informatica SA...........................................................     109,000 $    385,987
    Profarma Distribuidora de Produtos Farmaceuticos SA...............................       9,700       48,802
   *QGEP Participacoes SA.............................................................     192,731    1,296,231
    Raia Drogasil SA..................................................................     422,140    4,513,398
    Redecard SA.......................................................................     343,370    5,721,182
    Redentor Energia SA...............................................................         100          378
   *Refinaria de Petroleos Manguinhos SA..............................................     854,074      537,675
    Restoque Comercio e Confeccoes de Roupas SA.......................................     106,541    2,042,900
    Rodobens Negocios Imobiliarios SA.................................................      58,700      342,441
    Rossi Residencial SA..............................................................     778,556    3,259,385
    Santos Brasil Participacoes SA....................................................     112,421    1,963,969
   *Sao Carlos Empreendimentos e Participacoes SA.....................................       8,800      146,347
    Sao Martinho SA...................................................................     167,087    2,020,489
    SLC Agricola SA...................................................................     133,845    1,322,195
   *Sonae Sierra Brasil SA............................................................       2,000       32,316
    Souza Cruz SA.....................................................................     380,400    5,911,102
   *Springs Global Participacoes SA...................................................     129,200      220,287
    Sul America SA....................................................................     620,746    5,099,749
    TAM SA Sponsored ADR..............................................................      20,300      496,335
    Tecnisa SA........................................................................     390,495    1,755,655
    Tegma Gestao Logistica SA.........................................................      63,100      961,653
    Telefonica Brasil SA..............................................................      75,990    1,945,446
   *Tempo Participacoes SA............................................................     223,997      567,587
   *Tereos Internacional SA...........................................................      66,488      119,292
    Terna Participacoes SA............................................................      14,500      498,180
    Tim Participacoes SA..............................................................     292,766    1,729,426
   *Tim Participacoes SA ADR..........................................................     185,973    5,566,172
    Totvs SA..........................................................................     241,288    4,683,606
    Tractebel Energia SA..............................................................     189,156    3,249,933
    Trisul SA.........................................................................      35,585       51,152
    Triunfo Participacoes e Investimentos SA..........................................      62,024      297,405
    Ultrapar Participacoes SA.........................................................     446,536   10,124,747
    Usinas Siderurgicas de Minas Gerais SA............................................     258,044    2,451,631
   #Vale SA Sponsored ADR.............................................................   2,091,228   46,425,262
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA...     166,229    2,554,283
   *Vanguarda Agro SA.................................................................   4,236,046      888,922
   *Viver Incorporadora e Construtora SA..............................................     486,628      615,258
    WEG Industrias SA.................................................................     511,885    5,408,475
                                                                                                   ------------
TOTAL BRAZIL..........................................................................              606,555,052
                                                                                                   ------------
CHILE -- (1.8%).......................................................................
    AES Gener SA......................................................................   4,792,891    3,033,225
    Aguas Andinas SA Series A.........................................................   6,120,766    4,048,967
    Banco de Chile SA.................................................................   8,397,797    1,306,497
   #Banco de Chile SA Series F ADR....................................................      38,104    3,567,296
    Banco de Credito e Inversiones SA.................................................      74,605    5,367,223
    Banco Santander Chile SA..........................................................     988,793       78,068
    Banco Santander Chile SA ADR......................................................      69,709    5,702,893
    Banmedica SA......................................................................     311,480      558,622
    Besalco SA........................................................................     890,833    1,744,571
    CAP SA............................................................................     139,303    5,843,777
    Cementos Bio-Bio SA...............................................................     180,149      250,671
    Cencosud SA.......................................................................   1,691,786   10,727,548
   *Cia Cervecerias Unidas SA.........................................................      68,962      992,265
   #Cia Cervecerias Unidas SA ADR.....................................................      40,662    2,912,212
    Cia General de Electricidad SA....................................................     244,809    1,382,760
    Cintac SA.........................................................................     149,288       81,553
    Clinica LAS Condes SA.............................................................          39        3,200
    Colbun SA.........................................................................  11,974,491    3,406,472
   *Compania Sud Americana de Vapores SA..............................................  10,595,692    1,245,010
    Corpbanca SA...................................................................... 306,477,045    4,163,438

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
CHILE -- (Continued)........................................
   *Corpbanca SA ADR........................................      6,300 $    126,693
    Cristalerias de Chile SA................................     58,676      520,113
    E.CL SA.................................................  1,338,557    3,586,869
    Embotelladora Andina SA Series A ADR....................        598       16,077
    Embotelladora Andina SA Series B ADR....................     22,399      727,967
    Empresa Electrica Pilmaiquen SA.........................     30,933      140,987
    Empresa Nacional de Electricidad SA.....................  1,458,690    2,653,968
    Empresa Nacional de Electricidad SA Sponsored ADR.......    155,265    8,480,574
    Empresas CMPC SA........................................  2,570,451   10,565,820
    Empresas Copec SA.......................................    825,080   13,394,156
    *Empresas Hites SA......................................    258,760      205,306
    Empresas Iansa SA.......................................  9,521,573      775,308
    Empresas La Polar SA....................................    521,714      443,086
    Enersis SA..............................................  2,136,500      872,878
    Enersis SA Sponsored ADR................................    451,069    9,143,169
    ENTEL Chile SA..........................................    292,723    5,811,013
    Forus SA................................................    138,010      640,121
    Gasco SA................................................     24,536      182,085
    Grupo Security SA.......................................    319,049      123,647
    Inversiones Aguas Metropolitanas SA.....................  1,291,011    2,275,437
   *Invertec Pesquera Mar de Chiloe SA......................    185,642       63,144
    Lan Airlines SA.........................................     42,299    1,195,463
   #Lan Airlines SA Sponsored ADR...........................    113,725    3,205,908
   *Madeco SA............................................... 20,105,398      951,183
    Masisa SA...............................................  7,339,654      817,030
    Molibdenos y Metales SA.................................     74,749    1,263,537
   *Multiexport Foods SA....................................  1,612,175      435,364
    Parque Arauco SA........................................  1,430,559    2,779,431
    PAZ Corp. SA............................................    493,755      264,639
    Ripley Corp. SA.........................................  1,883,867    2,100,952
    S.A.C.I. Falabella SA...................................    328,401    3,215,635
    Salfacorp SA............................................    532,439    1,361,007
   *Sigdo Koppers SA........................................    998,469    2,387,598
   *Sociedad Matriz SAAM SA................................. 11,833,976    1,414,905
    Socovesa SA.............................................  1,156,351      573,766
   *Sonda SA................................................    764,737    2,277,974
    Soquimic Comercial SA...................................    134,454       40,744
    Vina Concha Y Toro SA...................................  1,254,252    2,637,265
   #Vina Concha Y Toro SA Sponsored ADR.....................     25,644    1,076,792
    Vina San Pedro Tarapaca SA.............................. 16,383,152      114,844
                                                                        ------------
TOTAL CHILE.................................................             145,278,723
                                                                        ------------
CHINA -- (13.9%)............................................
   *361 Degrees International, Ltd..........................  1,937,000      611,773
   *A8 Digital Music Holdings, Ltd..........................    526,000       61,879
    Agile Property Holdings, Ltd............................  3,979,525    5,177,727
   *Agricultural Bank of China, Ltd. Series H............... 26,333,460   12,420,642
    Air China, Ltd. Series H................................  3,978,000    2,873,305
    Ajisen China Holdings, Ltd..............................    982,000    1,092,590
   *Alibaba.com, Ltd........................................  1,569,000    2,689,870
   #Aluminum Corp. of China, Ltd. ADR.......................    246,740    2,968,282
   #Aluminum Corp. of China, Ltd. Series H..................    788,000      379,283
    AMVIG Holdings, Ltd.....................................  1,026,000      573,388
   #Angang Steel Co., Ltd. Series H.........................  3,215,160    2,185,292
    Anhui Conch Cement Co., Ltd. Series H...................  1,715,000    5,705,026
   *Anhui Expressway Co., Ltd. Series H.....................  1,348,000      763,843
    Anhui Tianda Oil Pipe Co., Ltd. Series H................    569,130       99,465
    Anta Sports Products, Ltd...............................  1,833,000    1,808,686
    Anton Oilfield Services Group...........................  3,226,000      500,369
   *Anxin-China Holdings, Ltd...............................  6,453,000    1,290,671
    Asia Cement China Holdings Corp.........................  1,657,500      813,983

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CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
CHINA -- (Continued).............................................
   *Asia Energy Logistics Group, Ltd............................. 14,980,000 $   273,917
    Asian Citrus Holdings, Ltd...................................  1,939,000   1,150,529
   *Ausnutria Dairy Corp., Ltd...................................     67,000      12,608
   *AVIC International Holding HK, Ltd...........................  5,796,000     182,373
   #AviChina Industry & Technology Co., Ltd. Series H............  4,045,212   1,849,051
    Bank of China, Ltd. Series H................................. 97,695,702  40,682,614
    Bank of Communications Co., Ltd. Series H.................... 11,069,618   8,532,536
    Baoye Group Co., Ltd. Series H...............................    415,440     262,421
   *BaWang International Group Holding, Ltd......................  3,842,000     363,184
    BBMG Corp. Series H..........................................  2,639,202   2,266,783
    Beijing Capital International Airport Co., Ltd. Series H.....  6,596,000   4,263,449
    Beijing Capital Land, Ltd. Series H..........................  4,262,000   1,168,651
   *Beijing Development HK, Ltd..................................    467,000      77,977
    Beijing Enterprises Holdings, Ltd............................  1,467,028   8,177,217
   *Beijing Enterprises Water Group, Ltd.........................  7,928,469   1,809,779
    Beijing Jingkelong Co., Ltd. Series H........................    587,512     518,989
   #Beijing North Star Co., Ltd. Series H........................  1,852,000     341,715
   *Beijing Properties Holdings, Ltd.............................  3,544,967     184,508
    Belle International Holdings, Ltd............................  4,199,114   8,204,235
   *Besunyen Holdings Co., Ltd...................................    640,000      58,206
   *Boer Power Holdings, Ltd.....................................    742,000     265,946
    Bosideng International Holdings, Ltd.........................  6,464,157   1,857,391
  #*Brilliance China Automotive Holdings, Ltd....................  3,386,000   3,652,643
  #*BYD Co., Ltd. Series H.......................................    941,800   2,460,735
   *BYD Electronic International Co., Ltd........................  3,372,722   1,010,187
    C C Land Holdings, Ltd.......................................  4,930,961   1,045,812
    C.P. Pokphand Co., Ltd.......................................  7,727,658     952,657
    Catic Shenzhen Holdings, Ltd. Series H.......................    290,000     123,311
    Central China Real Estate, Ltd...............................  1,892,074     492,253
    Centron Telecom International Holdings, Ltd..................  1,237,594     167,491
   *CGN Mining Co., Ltd..........................................  2,640,000     334,579
  #*Chaoda Modern Agriculture Holdings, Ltd......................  5,616,910     561,658
   *Chaowei Power Holdings, Ltd..................................  1,014,000     448,553
   *Chigo Holding, Ltd...........................................  9,326,000     242,287
    China Aerospace International Holdings, Ltd..................  5,582,600     493,825
    China Agri-Industries Holdings, Ltd..........................  5,336,000   3,902,164
   *China All Access Holdings, Ltd...............................    810,000     159,197
    China Aoyuan Property Group, Ltd.............................  2,951,000     413,217
    China Automation Group, Ltd..................................  1,951,000     535,485
    China BlueChemical, Ltd. Series H............................  4,207,122   2,998,469
    China Chengtong Development Group, Ltd.......................  2,466,000      93,421
    China Citic Bank Corp., Ltd. Series H........................ 18,437,607  11,682,459
    China Coal Energy Co., Ltd. Series H.........................  9,193,168  10,503,089
    China Communications Construction Co., Ltd. Series H......... 10,554,387  10,516,411
    China Communications Services Corp., Ltd. Series H...........  7,517,327   3,836,782
    China Construction Bank Corp. Series H....................... 85,815,302  66,706,722
   *China Corn Oil Co., Ltd......................................     56,000      26,157
    China COSCO Holdings Co., Ltd. Series H......................  7,078,500   4,081,362
    China Dongxiang Group Co., Ltd............................... 10,402,888   1,400,369
  #*China Eastern Airlines Corp., Ltd. Series H..................  3,322,000   1,104,463
  #*China Energine International Holdings, Ltd...................  3,582,000     124,081
   #China Everbright International, Ltd..........................  5,050,000   2,376,571
    China Everbright, Ltd........................................  2,948,896   4,654,818
   #China Foods, Ltd.............................................  1,654,000   1,787,743
    China Gas Holdings, Ltd......................................  5,730,000   2,837,886
   *China Glass Holdings, Ltd....................................  1,546,000     221,188
   *China Grand Forestry Green Resources Group, Ltd..............    795,500      68,827
   #China Green Holdings, Ltd....................................  2,199,000     639,941
    China Haidian Holdings, Ltd..................................  4,886,000     596,262
    China High Precision Automation Group, Ltd...................  1,360,000     470,649
    China High Speed Transmission Equipment Group Co., Ltd.......  4,311,007   2,075,474

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CONTINUED

                                                              SHARES     VALUE++
                                                            ---------- -----------
CHINA -- (Continued).......................................
    China Huiyuan Juice Group, Ltd.........................  2,025,500 $   675,805
   *China ITS Holdings Co., Ltd............................  1,648,000     263,825
   *China Liansu Group Holdings, Ltd.......................  1,362,000     852,913
    China Life Insurance Co., Ltd..........................  2,313,000   6,158,469
    China Life Insurance Co., Ltd. ADR.....................    309,448  12,365,542
   *China Lilang, Ltd......................................    988,000     908,606
    China Longyuan Power Group Corp. Series H..............  3,863,000   3,026,901
   *China Lumena New Materials Corp........................  9,772,000   1,769,765
   *China Medical System Holdings, Ltd.....................  1,984,800     914,360
    China Mengniu Dairy Co., Ltd...........................  1,751,000   5,401,855
    China Merchants Bank Co., Ltd. Series H................  7,334,563  15,836,852
    China Merchants Holdings International Co., Ltd........  2,253,236   7,269,894
    China Metal Recycling Holdings, Ltd....................  1,743,333   1,989,426
   *China Mining Resources Group, Ltd...................... 17,504,900     254,948
    China Minsheng Banking Corp., Ltd. Series H............  8,841,000   9,171,286
    China Mobile, Ltd. Sponsored ADR.......................  1,161,571  64,281,339
   *China Molybdenum Co., Ltd. Series H....................  3,636,000   1,404,549
    China National Building Material Co., Ltd. Series H....  6,826,000   9,148,190
    China National Materials Co., Ltd. Series H............  3,388,000   1,302,760
   *China Nickel Resources Holdings Co., Ltd...............  1,026,000      81,551
   *China Oil & Gas Group, Ltd............................. 10,660,000   1,067,107
    China Oilfield Services, Ltd. Series H.................  2,876,000   4,633,128
    China Overseas Grand Oceans Group, Ltd.................    724,000     968,276
   #China Overseas Land & Investment, Ltd..................  7,618,033  16,482,267
    China Pacific Insurance Group Co., Ltd. Series H.......  3,226,665  10,407,960
    China Petroleum & Chemical Corp. ADR...................    176,059  18,568,943
    China Petroleum & Chemical Corp. Series H..............  6,670,000   7,084,280
    China Pharmaceutical Group, Ltd........................  3,002,000     616,859
    China Power International Development, Ltd.............  6,895,200   1,548,357
  #*China Power New Energy Development Co., Ltd............  9,840,000     416,461
   *China Precious Metal Resources Holdings Co., Ltd.......  6,041,682   1,071,740
   *China Properties Group, Ltd............................  1,638,000     480,778
   *China Qinfa Group, Ltd.................................  2,114,000     468,839
    China Railway Construction Corp., Ltd. Series H........  5,678,687   4,504,594
    China Railway Group, Ltd. Series H.....................  7,043,000   2,776,187
  #*China Rare Earth Holdings, Ltd.........................  3,958,000   1,039,866
  #*China Renewable Energy Investment, Ltd.................    395,408      12,702
    China Resources Cement Holdings, Ltd...................  3,646,000   2,883,994
    China Resources Enterprise, Ltd........................  2,262,000   8,187,724
  #*China Resources Gas Group, Ltd.........................    988,000   1,914,179
   #China Resources Land, Ltd..............................  3,824,681   7,318,907
    China Resources Power Holdings Co., Ltd................  1,810,000   3,289,689
   *China Rongsheng Heavy Industries Group Holdings, Ltd...  5,988,000   1,485,969
   *China Sanjiang Fine Chemicals Co., Ltd.................  1,783,000     566,780
    China SCE Property Holdings, Ltd.......................    746,000     172,737
   *China Seven Star Shopping, Ltd.........................  1,036,000      11,483
    China Shanshui Cement Group, Ltd.......................  4,926,645   3,957,211
    China Shenhua Energy Co., Ltd. Series H................  3,160,500  13,956,930
    China Shineway Pharmaceutical Group, Ltd...............  1,057,000   1,644,465
   *China Shipping Container Lines Co., Ltd. Series H...... 10,328,300   3,345,996
    China Shipping Development Co., Ltd. Series H..........  4,444,000   2,871,343
   *China Singyes Solar Technologies Holdings, Ltd.........  1,110,000     546,051
    China South City Holdings, Ltd.........................  5,050,000     694,275
  #*China Southern Airlines Co., Ltd. ADR..................     39,844     884,935
  #*China Southern Airlines Co., Ltd. Series H.............  2,480,000   1,111,369
    China Starch Holdings, Ltd.............................  7,645,000     269,242
    China State Construction International Holdings, Ltd...  2,145,520   1,969,759
    China Sunshine Paper Holdings Co., Ltd.................    426,000      48,537
   *China Suntien Green Energy Corp., Ltd. Series H........  3,915,000     758,000
   *China Taiping Insurance Holdings Co., Ltd..............  1,780,400   3,717,162
   #China Telecom Corp., Ltd. ADR..........................    128,021   6,851,684

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)............................................
    China Telecom Corp., Ltd. Series H..........................  3,418,000 $ 1,831,880
   *China Tianyi Holdings, Ltd..................................    972,000     182,666
   *China Tontine Wines Group, Ltd..............................  1,142,000     128,843
   #China Travel International Investment Hong Kong, Ltd........  9,933,892   1,989,793
    China Unicom Hong Kong, Ltd.................................  4,222,000   7,394,882
    China Unicom Hong Kong, Ltd. ADR............................  1,025,407  17,821,574
   *China Vanadium Titano--Magnetite Mining Co., Ltd............  3,229,000     730,989
   #China Water Affairs Group, Ltd..............................  3,028,000     943,486
    China Wireless Technologies, Ltd............................  7,492,000   1,131,856
    China Yurun Food Group, Ltd.................................  3,235,000   4,108,237
   *China Zenith Chemical Group, Ltd............................    228,992       6,068
    China Zhongwang Holdings, Ltd...............................  5,496,379   2,262,043
   *Chinasoft International, Ltd................................  2,280,000     637,037
   *ChinaVision Media Group, Ltd................................    200,000       8,503
   *Chinese People Holdings Co., Ltd............................  1,058,000      27,403
  #*Chongqing Iron & Steel Co., Ltd. Series H...................  1,684,000     299,526
    Chongqing Machinery & Electric Co., Ltd. Series H...........  3,735,962     679,776
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...  1,272,000     476,319
   *CIMC Enric Holdings, Ltd....................................    756,000     416,585
  #*Citic 21CN Co., Ltd.........................................  4,322,000     244,161
   #Citic Pacific, Ltd..........................................  3,723,567   6,110,750
   *Citic Resources Holdings, Ltd...............................  9,394,000   1,540,619
   *Clear Media, Ltd............................................    130,000      79,624
   *CNNC International, Ltd.....................................    414,898     113,409
    CNOOC, Ltd..................................................  4,063,000   8,585,723
   #CNOOC, Ltd. ADR.............................................    148,376  31,403,780
   *Coastal Greenland, Ltd......................................  1,946,000      62,745
   #Comba Telecom Systems Holdings, Ltd.........................  2,863,073   1,574,992
   *Comtec Solar Systems Group, Ltd.............................  1,614,000     208,299
   #COSCO International Holdings, Ltd...........................  1,328,000     576,042
    COSCO Pacific, Ltd..........................................  4,801,686   6,941,322
   *Coslight Technology International Group, Ltd................    186,000      54,782
    Country Garden Holdings Co., Ltd............................  9,898,099   4,256,039
    CPMC Holdings, Ltd..........................................    604,000     410,352
    CSR Corp., Ltd. Series H....................................  2,627,324   2,111,983
   *Da Ming International Holdings, Ltd.........................     10,000       1,815
    DaChan Food Asia, Ltd.......................................    752,087     141,745
    Dalian Port (PDA) Co., Ltd. Series H........................  3,012,000     685,708
    Daphne International Holdings, Ltd..........................  1,652,000   2,348,256
   *Daqing Dairy Holdings, Ltd..................................  1,243,000     269,150
   #Datang International Power Generation Co., Ltd. Series H....  3,420,000   1,212,117
   *Dawnrays Pharmaceutical Holdings, Ltd.......................    909,491     230,806
   *DBA Telecommunication Asia Holdings, Ltd....................    220,000     132,823
    Digital China Holdings, Ltd.................................  1,678,000   3,169,364
   #Dongfang Electric Co., Ltd. Series H........................    468,400   1,269,793
    Dongfeng Motor Corp. Series H...............................  3,854,000   7,547,760
   *Dongiang Environmental Co., Ltd. Series H...................     35,000     137,530
    Dongyue Group Co., Ltd......................................  1,780,000   1,325,060
    Dynasty Fine Wines Group, Ltd...............................  1,508,000     292,148
    Embry Holdings, Ltd.........................................    222,000     123,755
   *Enerchina Holdings, Ltd.....................................  4,931,850      65,809
    ENN Energy Holdings, Ltd....................................  1,420,000   4,952,204
    Evergrande Real Estate Group, Ltd........................... 10,334,000   5,932,613
   *Evergreen International Holdings, Ltd.......................    253,000      70,997
  #*Extrawell Pharmaceutical Holdings, Ltd......................  4,082,079     222,536
    Fantasia Holdings Group Co., Ltd............................  5,567,519     634,517
   #First Tractor Co., Ltd. Series H............................  1,368,000   1,271,372
    Fosun International, Ltd....................................  4,615,785   2,737,948
    Franshion Properties China, Ltd............................. 12,318,976   3,399,902
    Fufeng Group, Ltd...........................................  2,565,000   1,035,975
    GCL-Poly Energy Holdings, Ltd............................... 16,578,320   4,272,745

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
                                                                    SHARES     VALUE++
                                                                  ---------- -----------
CHINA -- (Continued).............................................
   #Geely Automobile Holdings, Ltd............................... 10,645,000 $ 3,937,706
    Global Bio-Chem Technology Group Co., Ltd....................  7,601,600   1,491,317
   *Global Sweeteners Holdings, Ltd..............................  1,750,699     159,275
   *Glorious Property Holdings, Ltd..............................  9,960,712   1,514,764
    Goldbond Group Holdings, Ltd.................................    650,000      28,980
    Golden Eagle Retail Group, Ltd...............................    890,000   2,340,269
  #*Golden Meditech Holdings, Ltd................................  3,732,000     460,904
    Goldlion Holdings, Ltd.......................................    585,866     252,584
    GOME Electrical Appliances Holding, Ltd...................... 24,033,660   4,398,512
    Good Friend International Holdings, Inc......................    487,333     227,110
   *Goodtop Tin International Holdings, Ltd......................  4,250,000     377,883
   *Great Wall Motor Co., Ltd. Series H..........................  1,421,250   3,046,554
    Great Wall Technology Co., Ltd. Series H.....................  1,340,000     304,206
    Greentown China Holdings, Ltd................................  2,460,000   1,706,210
    Guangdong Investment, Ltd....................................  4,824,000   3,539,540
   #Guangshen Railway Co., Ltd...................................  1,170,000     433,408
    Guangshen Railway Co., Ltd. Sponsored ADR....................     61,379   1,152,698
    Guangzhou Automobile Group Co., Ltd. Series H................  5,457,480   6,025,652
    Guangzhou Investment Co., Ltd................................ 17,470,800   3,872,076
   #Guangzhou Pharmaceutical Co., Ltd. Series H..................    366,000     355,839
    Guangzhou R&F Properties Co., Ltd. Series H..................  2,794,732   3,712,328
   #Guangzhou Shipyard International Co., Ltd. Series H..........    734,000     632,744
   *Haier Electronics Group Co., Ltd.............................  1,505,000   1,566,297
    Hainan Meilan International Airport Co., Ltd. Series H.......    454,000     289,132
    Haitian International Holdings, Ltd..........................  1,051,000   1,209,191
    Harbin Electric Co., Ltd. Series H...........................  2,326,587   2,415,672
    Henderson Investment, Ltd....................................    377,000      28,582
   *Heng Tai Consumables Group, Ltd.............................. 16,926,383     454,845
    Hengan International Group Co., Ltd..........................    682,622   7,230,579
    Hengdeli Holdings, Ltd.......................................  4,852,000   1,933,333
   *Hi Sun Technology, Ltd.......................................  3,972,000     607,751
    Hidili Industry International Development, Ltd...............  4,077,000   1,384,705
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H.........  1,186,000     258,470
    HKC Holdings, Ltd............................................  9,295,210     459,711
   #Hong Kong Resources Holdings Co., Ltd........................  1,764,000      95,915
   *Honghua Group, Ltd...........................................  3,392,000     614,076
   *Hopefluent Group Holdings, Ltd...............................    138,000      35,842
    Hopewell Highway Infrastructure, Ltd.........................  2,271,528   1,183,872
   #Hopson Development Holdings, Ltd.............................  2,582,000   1,552,732
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................  3,639,233     704,765
   *Hua Lien International Holding Co., Ltd......................     92,000       8,451
    Huabao International Holdings, Ltd...........................  3,640,986   1,867,738
  #*Huadian Power International Corp. Series H...................  2,950,000     677,689
   #Huaneng Power International, Inc. ADR........................    107,717   2,560,433
   *Hunan Nonferrous Metal Corp., Ltd. Series H..................  5,566,000   1,622,228
    Huscoke Resources Holdings, Ltd..............................  7,165,800      93,439
    Industrial & Commercial Bank of China, Ltd. Series H......... 85,932,725  56,986,397
    Inspur International, Ltd.................................... 10,635,000     334,413
   *Interchina Holdings Co.......................................  9,282,500     553,540
   *International Taifeng Holdings, Ltd..........................    988,000     304,302
    Intime Department Store Group Co., Ltd.......................  1,884,000   2,368,635
    Jiangsu Express Co., Ltd. Series H...........................  2,324,000   2,287,412
    Jiangxi Copper Co., Ltd. Series H............................  2,624,000   6,317,160
   #Jingwei Textile Machinery Co., Ltd. Series H.................    566,000     353,176
    Ju Teng International Holdings, Ltd..........................  2,846,090     593,074
   *Kai Yuan Holdings, Ltd....................................... 14,550,000     381,076
   *Kaisa Group Holdings, Ltd....................................  4,485,684     941,953
    Kasen International Holdings, Ltd............................    258,000      33,243
    Kingboard Chemical Holdings, Ltd.............................  1,622,305   4,532,046
    Kingboard Laminates Holdings, Ltd............................  3,176,984   1,473,391
   #Kingdee International Software Group Co., Ltd................  5,007,600   1,110,103

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CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued).....................................
    Kingsoft Corp., Ltd..................................  2,947,000 $ 1,352,546
    Kingway Brewery Holdings, Ltd........................    963,361     336,113
    Kunlun Energy Co., Ltd...............................  3,110,000   5,441,821
    KWG Property Holding, Ltd............................  3,957,144   2,591,376
    Lai Fung Holdings, Ltd...............................  6,503,000     117,808
   *Le Saunda Holdings, Ltd..............................    886,000     306,060
   #Lee & Man Paper Manufacturing, Ltd...................  5,633,200   2,628,067
    Lenovo Group, Ltd....................................  6,800,000   6,494,296
   *Leoch International Technology, Ltd..................     34,000       8,448
    Li Ning Co., Ltd.....................................  2,339,000   2,143,441
   #Lianhua Supermarket Holdings Co., Ltd. Series H......    911,200     952,281
    Lijun International Pharmaceutical Holding, Ltd......  4,445,000     963,341
    Lingbao Gold Co., Ltd. Series H......................  1,116,000     553,583
   *LK Technology Holdings, Ltd..........................    707,500     167,002
    Longfor Properties Co., Ltd..........................  2,404,500   3,810,790
    Lonking Holdings, Ltd................................  5,655,000   2,049,265
    Loudong General Nice Resources China Holdings, Ltd...  3,868,591     304,156
   #Maanshan Iron & Steel Co., Ltd. Series H.............  5,844,000   1,635,853
    Magic Holdings International, Ltd....................    712,000     276,707
   *Maoye International Holdings, Ltd....................  3,860,000     909,233
   *Media China Corp., Ltd...............................  1,675,000      19,874
    Metallurgical Corp of China, Ltd. Series H...........  7,604,000   1,678,364
   *Microport Scientific Corp............................    384,000     180,714
   *MIE Holdings Corp....................................    962,000     312,494
    Min Xin Holdings, Ltd................................    576,000     308,350
   *Mingfa Group International Co., Ltd..................  2,524,000     752,087
   *Mingyuan Medicare Development Co., Ltd...............  9,000,000     231,514
    Minmetals Land, Ltd..................................  4,687,644     584,642
  #*Minmetals Resources, Ltd.............................  4,532,000   2,309,182
    Minth Group, Ltd.....................................  1,421,000   1,796,630
   *Nam Fong International Holdings, Ltd.................    757,242      71,764
   *Nan Hai Corp, Ltd.................................... 48,500,000     186,782
   *Nanjing Panda Electronics Co., Ltd. Series H.........    770,000     168,937
    NetDragon Websoft, Inc...............................    334,456     230,054
    New World China Land, Ltd............................  7,235,700   2,221,302
    New World Department Store China, Ltd................  1,540,538   1,049,514
    Nine Dragons Paper Holdings, Ltd.....................  4,740,000   3,885,866
   *Northeast Electric Development Co., Ltd..............    284,000      24,435
   *NVC Lighting Holdings, Ltd...........................  3,855,000   1,390,925
   *O-Net Communications Group, Ltd......................  1,378,000     348,039
  #*Oriental Ginza Holdings, Ltd.........................    356,000      13,044
   *Overseas Chinese Town Asia Holdings, Ltd.............    213,817      82,650
    Pacific Online, Ltd..................................    748,195     333,098
    Parkson Retail Group, Ltd............................  1,910,500   2,119,135
    PCD Stores Group, Ltd................................  9,866,000   1,225,878
   *Peak Sport Products Co., Ltd.........................  2,732,000     634,847
   *PetroAsian Energy Holdings, Ltd...................... 13,040,000     305,080
    PetroChina Co., Ltd..................................  7,614,000  11,377,098
   #PetroChina Co., Ltd. ADR.............................    224,129  33,354,878
    Phoenix Satellite Television Holdings, Ltd...........  1,796,000     612,904
   #PICC Property & Casualty Co., Ltd. Series H..........  2,476,000   3,079,790
    Ping An Insurance Group Co. of China, Ltd. Series H..  1,187,500   9,863,687
   #Poly Hong Kong Investment, Ltd.......................  6,852,068   3,573,918
    Ports Design, Ltd....................................    832,000   1,220,336
   *Pou Sheng International Holdings, Ltd................  3,290,609     304,272
    Powerlong Real Estate Holdings, Ltd..................  1,843,715     313,841
    Prosperity International Holdings HK, Ltd............  4,700,000     232,553
    Qin Jia Yuan Media Services Co., Ltd.................  4,326,665      58,430
   #Qingling Motors Co., Ltd. Series H...................  1,688,000     535,617
    Qunxing Paper Holdings Co., Ltd......................    854,211     226,105
    Real Gold Mining, Ltd................................    640,000     726,724

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CONTINUED

                                                                     SHARES    VALUE++
                                                                   ---------- ----------
CHINA -- (Continued)..............................................
    Real Nutriceutical Group, Ltd.................................  2,601,000 $  672,356
    Regent Manner International, Ltd..............................  1,907,000    416,647
    Renhe Commercial Holdings Co., Ltd............................ 30,301,077  1,745,156
   #REXLot Holdings, Ltd.......................................... 22,797,436  2,051,014
   *Richly Field China Development, Ltd...........................  5,210,000     59,093
   #Road King Infrastructure, Ltd.................................    699,000    454,011
   *Royale Furniture Holdings, Ltd................................    244,000     78,217
    Samson Holding, Ltd...........................................  2,132,000    282,282
   *Sany Heavy Equipment International Holdings Co., Ltd..........  1,767,500  1,349,401
   *Semiconductor Manufacturing International Corp................ 52,683,955  2,609,730
   *Semiconductor Manufacturing International Corp. ADR...........    157,967    383,860
    Shandong Chenming Paper Holdings, Ltd. Series H...............    957,022    441,175
    Shandong Molong Petroleum Machinery Co., Ltd. Series H........    557,664    408,910
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H......  2,136,000  2,449,472
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H.............    228,000     54,749
    Shanghai Electric Group Co., Ltd. Series H....................  4,012,000  2,008,636
    Shanghai Industrial Holdings, Ltd.............................  1,583,000  5,261,189
  #*Shanghai Industrial Urban Development Group, Ltd..............  3,577,025    759,725
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Series H....................................................  4,190,000    614,482
    Shanghai Prime Machinery Co., Ltd. Series H...................  1,804,000    278,823
   *Shanghai Zendai Property, Ltd.................................  5,100,000     92,175
    Shengli Oil & Gas Pipe Holdings, Ltd..........................  2,763,000    305,194
   *Shenguan Holdings Group, Ltd..................................  2,470,000  1,355,235
    Shenji Group Kunming Machine Tool Co., Ltd....................    165,500     48,764
    Shenzhen Expressway Co., Ltd. Series H........................  1,842,000    768,967
    Shenzhen International Holdings, Ltd.......................... 25,390,680  1,728,166
    Shenzhen Investment, Ltd......................................  9,094,000  2,109,952
    Shenzhou International Group, Ltd.............................    732,000  1,373,753
    Shimao Property Holdings, Ltd.................................  4,514,183  5,918,128
   #Shougang Concord Century Holdings, Ltd........................  1,074,433     44,988
   #Shougang Concord International Enterprises Co., Ltd........... 22,100,100  1,174,099
   #Shougang Fushan Resources Group, Ltd.......................... 10,588,461  3,690,050
    Shui On Land, Ltd.............................................  9,120,985  3,807,934
    Sichuan Expressway Co., Ltd. Series H.........................  2,382,000    954,622
   *Sihuan Pharmaceutical Holdings Group, Ltd.....................  5,171,000  1,956,900
   *Sijia Group Co., Ltd..........................................     73,000     19,825
   *Silver Base Group Holdings, Ltd...............................  1,182,000    633,109
    Silver Grant International Industries, Ltd....................  4,088,000    867,447
    SIM Technology Group, Ltd.....................................  3,578,000    243,465
    Sino Biopharmaceutical, Ltd...................................  6,359,999  1,734,178
  #*Sino Dragon New Energy Holdings, Ltd..........................    528,000     21,347
  #*Sino Oil & Gas Holdings, Ltd.................................. 24,457,234    609,656
   *Sino Prosper State Gold Resources Holdings, Ltd...............  2,116,686    112,749
   *Sino Union Energy Investment Group, Ltd....................... 11,500,000    977,787
    SinoCom Software Group, Ltd...................................    482,000     61,774
    Sinofert Holdings, Ltd........................................  7,182,673  1,560,034
   *Sinolink Worldwide Holdings, Ltd..............................  3,813,492    302,787
    SinoMedia Holding, Ltd........................................    601,258    352,504
    Sino-Ocean Land Holdings, Ltd................................. 11,494,004  5,331,392
    Sinopec Kantons Holdings, Ltd.................................  2,240,000  1,583,735
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.............  2,854,000    997,982
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR........     26,615    919,016
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.............  3,260,000    743,700
    Sinopharm Group Co., Ltd. Series H............................  1,136,400  2,946,639
    Sinotrans Shipping, Ltd.......................................  3,858,500    918,323
    Sinotrans, Ltd. Series H......................................  4,858,000    822,899
    Sinotruk Hong Kong, Ltd.......................................  2,358,000  1,433,718
   #Skyworth Digital Holdings, Ltd................................  6,501,311  2,646,859
   *SMI Corp., Ltd................................................  4,732,000    166,605
    Soho China, Ltd...............................................  5,969,339  4,627,415
    Solargiga Energy Holdings, Ltd................................  2,430,000    202,059

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CONTINUED

                                                                              SHARES     VALUE++
                                                                            ---------- -----------
CHINA -- (Continued).......................................................
   #Sparkle Roll Group, Ltd................................................  5,328,000 $   480,702
    SPG Land Holdings, Ltd.................................................    915,275     186,084
    SRE Group, Ltd.........................................................  7,558,000     372,749
   *Sunac China Holdings, Ltd..............................................    105,000      32,452
    Sunny Optical Technology Group Co., Ltd................................  1,219,000     404,322
    Tak Sing Alliance Holdings, Ltd........................................    820,877      75,771
    TCC International Holdings, Ltd........................................  3,487,997   1,199,881
   *TCL Communication Technology Holdings, Ltd.............................  2,208,100     878,366
   *TCL Multimedia Technology Holdings, Ltd................................  2,369,200   1,340,603
   *Tech Pro Technology Development, Ltd...................................  1,648,000     659,753
    Tencent Holdings, Ltd..................................................    781,600  24,471,480
    Texhong Textile Group, Ltd.............................................  1,314,000     554,503
    Tian An China Investments Co., Ltd.....................................    856,357     406,593
   *Tian Shan Development Holdings, Ltd....................................     86,000      22,238
    Tiangong International Co., Ltd........................................  2,954,056     728,269
   #Tianjin Capital Environmental Protection Group Co., Ltd. Series H......  1,156,000     285,944
  #*Tianjin Development Holdings, Ltd......................................  1,873,800     831,300
    Tianjin Port Development Holdings, Ltd.................................  5,283,200     712,706
    Tianneng Power International, Ltd......................................  2,119,952   1,041,107
    Tingyi (Cayman Islands) Holding Corp...................................  1,812,000   4,826,137
    Tomson Group, Ltd......................................................    953,277     220,891
   *Tong Ren Tang Technologies Co., Ltd. Series H..........................    424,000     615,278
   #Towngas China Co., Ltd.................................................  1,574,000   1,120,301
   #TPV Technology, Ltd....................................................  2,448,578     559,225
    *Trauson Holdings Co., Ltd.............................................    266,000     101,591
    Travelsky Technology, Ltd. Series H....................................  2,675,938   1,477,846
   *Trony Solar Holdings Co., Ltd..........................................  2,133,000     179,828
    Truly International Holdings, Ltd......................................  4,639,000     695,684
   #Tsingtao Brewery Co., Ltd. Series H....................................    392,000   2,371,361
   *Uni-President China Holdings, Ltd......................................  2,555,090   2,314,580
   *United Energy Group, Ltd...............................................  7,061,550   1,533,965
   *United Gene High-Tech Group, Ltd....................................... 11,600,000      66,917
    Vinda International Holdings, Ltd......................................    907,000   1,607,313
  #*VODone, Ltd............................................................ 10,266,000   1,455,594
    Want Want China Holdings, Ltd..........................................  5,507,000   6,750,211
    Wasion Group Holdings, Ltd.............................................  1,472,000     619,420
   #Weichai Power Co., Ltd. Series H.......................................    563,400   2,630,010
    Weiqiao Textile Co., Ltd. Series H.....................................  1,418,000     697,881
    Welling Holding, Ltd...................................................  3,222,000     504,029
   *West China Cement, Ltd.................................................  7,898,000   1,885,038
   *Winteam Pharmaceutical Group, Ltd......................................  1,964,000     329,040
    Wumart Stores, Inc. Series H...........................................    470,000   1,077,994
    Wuyi International Pharmaceutical Co., Ltd.............................    450,000      23,701
    Xiamen International Port Co., Ltd. Series H...........................  3,287,338     417,714
    Xingda International Holdings, Ltd.....................................  2,973,000   1,288,401
    Xinhua Winshare Publishing & Media Co., Ltd. Series H..................    786,000     407,211
   *Xinjiang Goldwind Science & Technology Co., Ltd. Series H..............    934,000     459,843
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H.....................  2,173,000     590,372
   *Xiwang Sugar Holdings Co., Ltd.........................................  1,668,005     207,253
   *XTEP International Holdings, Ltd.......................................  2,166,000     974,752
   *Yantai North Andre Juice Co. Series H..................................    695,000      33,082
    Yanzhou Coal Mining Co., Ltd...........................................    716,000   1,499,628
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR............................    204,904   4,339,867
    Yingde Gases Group Co., Ltd............................................  1,676,000   1,944,459
   #Yip's Chemical Holdings, Ltd...........................................    754,000     592,932
    Yorkey Optical International Cayman, Ltd...............................    280,226      32,800
   *Youyuan International Holdings, Ltd....................................     74,000      18,337
   #Yuexiu Transport Infrastructure, Ltd...................................  1,593,415     766,838
   *Yuzhou Properties Co...................................................     25,000       5,461
    Zhaojin Mining Industry Co., Ltd. Series H.............................  1,204,166   1,672,956
    Zhejiang Expressway Co., Ltd. Series H.................................  2,922,000   2,094,359

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
                                                                             SHARES      VALUE++
                                                                            --------- --------------
CHINA -- (Continued).......................................................
   *Zhejiang Glass Co., Ltd. Series H......................................   192,000 $           --
   *Zhong An Real Estate, Ltd..............................................   801,444         99,384
    Zhongsheng Group Holdings, Ltd.........................................   751,000      1,483,514
    Zhuzhou CSR Times Electric Co., Ltd. Series H..........................   841,250      2,366,167
   #Zijin Mining Group Co., Ltd. Series H.................................. 5,442,000      1,770,614
   *Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H...... 2,296,400      3,406,989
    ZTE Corp. Series H.....................................................   825,260      1,992,459
                                                                                      --------------
TOTAL CHINA................................................................            1,146,583,866
                                                                                      --------------
COLOMBIA -- (0.3%).........................................................
    Bancolombia SA Sponsored ADR...........................................   163,650     11,100,379
   #Ecopetrol SA Sponsored ADR.............................................   281,464     18,210,721
                                                                                      --------------
TOTAL COLOMBIA.............................................................               29,311,100
                                                                                      --------------
CZECH REPUBLIC -- (0.3%)...................................................
    CEZ A.S................................................................   251,915     10,156,176
   *Fortuna Entertainment Group NV.........................................     7,319         37,747
    Komercni Banka A.S.....................................................    39,328      7,225,276
    Pegas Nonwovens SA.....................................................    31,329        718,938
   *Philip Morris CR A.S...................................................     1,074        623,929
    Telefonica Czech Republic A.S..........................................   370,303      7,473,076
  #*Unipetrol A.S..........................................................   185,434      1,712,432
                                                                                      --------------
TOTAL CZECH REPUBLIC.......................................................               27,947,574
                                                                                      --------------
EGYPT -- (0.1%)............................................................
   *Commercial International Bank Egypt S.A.E. Sponsored GDR...............   367,822      1,497,623
   *Egyptian Financial Group-Hermes Holding GDR............................    11,051         49,089
    Orascom Construction Industries GDR....................................    97,486      4,299,744
   *Orascom Telecom Holding S.A.E. GDR.....................................   246,399        689,747
   *Orascom Telecom Media & Technology Holding S.A.E. GDR..................   246,399        274,119
                                                                                      --------------
TOTAL EGYPT................................................................                6,810,322
                                                                                      --------------
HUNGARY -- (0.3%)..........................................................
   *CIG Pannonia Life Insurance P.L.C. Class A.............................     5,747         11,162
   *Danubius Hotel & Spa P.L.C.............................................     6,194         79,798
   *EGIS Pharmaceuticals P.L.C.............................................    12,086        806,929
    EMASZ NYRT.............................................................     1,045         68,472
   *FHB Mortgage Bank NYRT.................................................    63,086        166,435
   *Fotex Holding SE Co., Ltd..............................................    71,030         79,021
    Magyar Telekom Telecommunications P.L.C................................   988,061      2,485,494
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR.................    36,206        453,661
  #*MOL Hungarian Oil & Gas P.L.C..........................................    65,432      5,409,593
   #OTP Bank P.L.C.........................................................   702,366     12,312,268
  #*PannErgy P.L.C.........................................................    50,885        148,119
    Richter Gedeon NYRT....................................................    25,489      4,404,870
    Zwack Unicum NYRT......................................................       541         32,992
                                                                                      --------------
TOTAL HUNGARY..............................................................               26,458,814
                                                                                      --------------
INDIA -- (7.1%)............................................................
    3i Infotech, Ltd.......................................................    90,217         24,262
   *3M India, Ltd..........................................................     2,968        224,690
    Aban Offshore, Ltd.....................................................    55,554        436,159
    ABG Shipyard, Ltd......................................................    56,113        403,678
    ACC, Ltd...............................................................    93,705      2,194,059
    Adani Enterprises, Ltd.................................................   498,845      2,650,658
   *Adani Power, Ltd....................................................... 1,864,759      2,267,024
    Adhunik Metaliks, Ltd..................................................    85,697         70,599
    Aditya Birla Nuvo, Ltd.................................................   137,908      2,432,183
   *Advanta India, Ltd.....................................................     4,510         38,402
    Aegis Logistics, Ltd...................................................    19,538         56,892

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
                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued).............................................
    Agro Tech Foods, Ltd.........................................    20,785 $   199,254
    AIA Engineering, Ltd.........................................    42,137     283,436
    Ajmera Realty & Infra India, Ltd.............................    13,751      30,277
    Akzo Nobel India, Ltd........................................    25,290     417,708
    Alembic Pharmaceuticals, Ltd.................................    94,012      96,595
   *Alembic, Ltd.................................................    89,566      28,790
    Allahabad Bank, Ltd..........................................   335,813   1,053,440
    Allcargo Logistics, Ltd......................................     4,494      10,101
    Allied Digital Services, Ltd.................................     7,200       3,608
    Alok Industries, Ltd......................................... 1,329,916     493,693
    Alstom Projects India, Ltd...................................    41,002     305,434
    Alstom T&D India, Ltd........................................   112,821     338,726
    Amara Raja Batteries, Ltd....................................    90,081     500,150
    Ambuja Cements, Ltd.......................................... 1,349,595   3,846,425
    Amtek Auto, Ltd..............................................   383,740     919,572
    Anant Raj Industries, Ltd....................................   436,693     483,964
   *Andhra Bank, Ltd.............................................   475,254   1,048,679
    Ansal Properties & Infrastructure, Ltd.......................   135,970      84,178
   *Apollo Hospitals Enterprise, Ltd.............................   177,744   2,124,307
    Apollo Tyres, Ltd............................................   274,413     468,493
    Aptech, Ltd..................................................    48,077      67,503
   *Arvind, Ltd..................................................   472,273     777,318
   *Asahi India Glass, Ltd.......................................    65,517      89,423
    Asea Brown Boveri India, Ltd.................................   102,087   1,579,190
   *Ashok Leyland, Ltd........................................... 3,322,763   2,025,664
    Asian Hotels East, Ltd.......................................     2,605      13,727
    Asian Hotels West, Ltd.......................................     2,609       6,830
    Asian Hotels, Ltd............................................       859       3,384
    Asian Paints, Ltd............................................    32,555   2,168,238
    Aurobindo Pharma, Ltd........................................   501,133   1,248,058
    Automotive Axles, Ltd........................................     5,791      58,755
    Aventis Pharma, Ltd..........................................    11,803     492,556
    Axis Bank, Ltd...............................................   519,766  10,875,278
    Bajaj Auto, Ltd..............................................    75,658   2,323,677
   *Bajaj Corp., Ltd.............................................       995       2,349
    Bajaj Electricals, Ltd.......................................   108,959     407,085
    Bajaj Finance, Ltd...........................................    24,840     409,703
    Bajaj Finserv, Ltd...........................................   147,087   2,047,753
    Bajaj Hindusthan, Ltd........................................   846,901     488,036
    Bajaj Holdings & Investment, Ltd.............................   114,120   1,821,327
    Balaji Telefilms, Ltd........................................    15,541      13,339
    Balkrishna Industries, Ltd...................................    13,917      76,361
    Ballarpur Industries, Ltd....................................   776,541     365,152
    Balmer Lawrie & Co., Ltd.....................................    17,545     182,324
    Balrampur Chini Mills, Ltd...................................   590,821     613,547
    Bank of Baroda...............................................   129,710   1,890,598
    Bank of India................................................   384,336   2,568,529
    Bank of Maharashtra, Ltd.....................................   461,016     476,625
    Bannari Amman Sugars, Ltd....................................     3,050      30,871
    BASF India, Ltd..............................................    23,218     270,617
    Bata India, Ltd..............................................    48,268     803,414
    BEML, Ltd....................................................    48,677     491,442
    Bengal & Assam Co., Ltd......................................     1,023       4,634
    Berger Paints India, Ltd.....................................   227,774     518,374
   *BF Utilities, Ltd............................................    30,251     242,558
   *BGR Energy Systems, Ltd......................................    91,819     571,656
    Bharat Electronics, Ltd......................................    46,935   1,312,815
    Bharat Forge, Ltd............................................   260,399   1,592,641
    Bharat Heavy Electricals, Ltd................................   883,688   3,747,812
    Bharat Petroleum Corp., Ltd..................................   169,932   2,157,886
    Bharati Shipyard, Ltd........................................    14,379      21,219

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
                                                                   SHARES    VALUE++
                                                                  --------- ----------
INDIA -- (Continued).............................................
    Bharti Airtel, Ltd........................................... 1,697,369 $9,974,682
    Bhushan Steel, Ltd...........................................   246,241  2,016,917
   *Biocon, Ltd..................................................   133,660    609,462
    Birla Corp., Ltd.............................................    47,349    229,804
    Blue Dart Express, Ltd.......................................     8,488    320,176
    Blue Star, Ltd...............................................    43,935    154,144
    Bombay Dyeing & Manufacturing Co., Ltd.......................    64,910    643,870
    Bombay Rayon Fashions, Ltd...................................    14,294     68,542
    Bosch, Ltd...................................................    13,902  2,287,009
    Brigade Enterprises, Ltd.....................................    30,638     31,936
    Britannia Industries, Ltd....................................   109,516  1,163,090
    Cadila Healthcare, Ltd.......................................    97,123  1,340,469
   *Cairn India, Ltd............................................. 1,016,946  6,665,028
    Canara Bank..................................................   313,210  2,582,458
    Carborundum Universal, Ltd...................................   118,466    371,132
    Central Bank of India........................................   848,705  1,582,600
    Centum Electronics, Ltd......................................     1,772      1,655
    Century Plyboards India, Ltd.................................    85,287     99,559
    Century Textiles & Industries, Ltd...........................   117,951    727,842
    CESC, Ltd....................................................   159,190    782,175
    Chambal Fertilizers & Chemicals, Ltd.........................   339,813    489,845
    Chennai Petroleum Corp., Ltd.................................   112,698    319,775
    Cholamandalam Investment & Finance Co., Ltd..................    56,126    191,809
    Cipla, Ltd...................................................   558,130  3,298,852
    City Union Bank, Ltd.........................................   421,347    390,609
    Clariant Chemicals (India), Ltd..............................    22,265    260,224
    CMC, Ltd.....................................................    20,164    348,110
    Colgate-Palmolive (India), Ltd...............................    58,748  1,235,009
    Container Corp. of India.....................................    85,267  1,427,329
    Core Education & Technologies, Ltd...........................   141,425    755,924
    Coromandel International, Ltd................................   189,794    920,582
    Corporation Bank.............................................   146,046  1,128,883
   *Cranes Software International, Ltd...........................    64,637      3,100
    Crisil, Ltd..................................................    44,246    870,703
    Crompton Greaves, Ltd........................................   416,194  1,031,116
    Cummins India, Ltd...........................................   120,276  1,100,845
    Dabur India, Ltd.............................................   697,984  1,478,567
    Dalmia Bharat Enterprises, Ltd...............................    31,411     76,112
    Dalmia Cement (Bharat), Ltd..................................    31,411      7,608
    DB Corp., Ltd................................................     8,389     33,178
   *DB Realty, Ltd...............................................   319,451    443,305
    DCM Shriram Consolidated, Ltd................................   101,063     85,120
   *Deccan Chronicle Holdings, Ltd...............................   155,110    118,837
    Deepak Fertilizers & Petrochemicals Corp., Ltd...............    91,505    238,200
   *DEN Networks, Ltd............................................    16,005     33,100
    Dena Bank....................................................   234,217    414,004
   *Development Credit Bank, Ltd.................................   462,823    401,354
    Dewan Housing Finance Corp., Ltd.............................   108,094    448,701
    Dhanalakshmi Bank, Ltd.......................................    99,482    119,984
   *Dish TV (India), Ltd.........................................   766,056    868,981
    Dishman Pharmaceuticals & Chemicals, Ltd.....................    44,049     38,134
    Divi's Laboratories, Ltd.....................................    65,461  1,062,217
    DLF, Ltd..................................................... 1,165,189  4,130,835
    Dr. Reddy's Laboratories, Ltd................................    72,197  2,415,590
   #Dr. Reddy's Laboratories, Ltd. ADR...........................    68,066  2,302,673
   *Dredging Corp. of India, Ltd.................................    24,595    127,282
    E.I.D.--Parry (India), Ltd...................................   171,219    582,173
    eClerx Services, Ltd.........................................    11,390    158,800
    Edelweiss Financial Services, Ltd............................   357,029    199,564
    Educomp Solutions, Ltd.......................................   193,061    711,857
    Eicher Motors, Ltd...........................................    13,232    570,972

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CONTINUED

                                                                   SHARES    VALUE++
                                                                  --------- ----------
INDIA -- (Continued).............................................
    EIH, Ltd.....................................................   397,409 $  632,046
    Elder Pharmaceuticals, Ltd...................................    35,847    214,796
    Electrosteel Casings, Ltd....................................   165,727     64,799
    Elgi Equipments, Ltd.........................................    52,370     76,670
    Emami, Ltd...................................................    67,670    585,755
    Engineers India, Ltd.........................................    79,563    381,922
   *Entertainment Network India, Ltd.............................    37,059    145,566
    Era Infra Engineering, Ltd...................................   236,694    633,541
    Escorts, Ltd.................................................   241,414    337,294
    Ess Dee Aluminium, Ltd.......................................    13,225     38,335
   *Essar Oil, Ltd...............................................   839,702    865,453
   *Essar Ports, Ltd.............................................   146,902    251,613
   *Essar Shipping, Ltd..........................................    67,656     38,823
    Essel Propack, Ltd...........................................    79,134     50,589
    Everest Kanto Cylinder, Ltd..................................    92,469     51,795
   *Everonn Education, Ltd.......................................     9,420     40,653
    Exide Industries, Ltd........................................   422,699  1,033,567
    FAG Bearings (India), Ltd....................................    13,866    408,365
    FDC, Ltd.....................................................   131,059    198,638
   *Federal Bank, Ltd............................................   460,703  3,676,835
   *Federal-Mogul Goetze (India), Ltd............................    18,608     97,326
    Financial Technologies (India), Ltd..........................    74,837    969,538
    Finolex Cables, Ltd..........................................    94,015     61,469
    Finolex Industries, Ltd......................................    71,512     80,084
   *Firstsource Solutions, Ltd...................................   231,336     39,406
   *Fortis Healthcare, Ltd.......................................   256,662    522,585
   *Fresenius Kabi Oncology, Ltd.................................    36,562     99,365
    Future Capital Holdings, Ltd.................................    60,899    164,057
    *Future Market Networks, Ltd.................................       445        244
    GAIL India, Ltd..............................................   828,527  5,175,569
    Gammon India, Ltd............................................   141,648    124,660
   *Gammon Infrastructure Projects, Ltd..........................   431,684    108,158
    Ganesh Housing Corp., Ltd....................................    12,944     23,780
    Gateway Distriparks, Ltd.....................................   155,988    447,988
    Geodesic, Ltd................................................   159,399    137,754
    Geojit BNP Paribas Financial Services, Ltd...................    88,026     29,399
    GHCL, Ltd....................................................    44,954     32,363
    GIC Housing Finance, Ltd.....................................    28,372     47,101
   *Gillette India, Ltd..........................................     9,337    456,167
    Gitanjali Gems, Ltd..........................................   131,095    810,615
    GlaxoSmithKline Consumer Healthcare, Ltd.....................    21,471  1,138,353
    GlaxoSmithKline Pharmaceuticals, Ltd.........................    40,495  1,632,851
    Glenmark Pharmaceuticals, Ltd................................   196,299  1,212,919
   *Glodyne Technoserve, Ltd.....................................    43,367    336,117
   *GMR Infrastructure, Ltd...................................... 2,855,990  1,451,697
    Godawari Power & Ispat, Ltd..................................    10,851     25,851
    Godfrey Phillips India, Ltd..................................     4,971    350,335
    Godrej Consumer Products, Ltd................................   171,898  1,755,640
    Godrej Industries, Ltd.......................................   197,967    998,586
   *Godrej Properties, Ltd.......................................    28,165    315,391
    Gokul Refoils & Solvent, Ltd.................................    55,538     85,465
    Graphite India, Ltd..........................................    96,706    166,528
    Grasim Industries, Ltd.......................................    28,007  1,360,234
    Great Eastern Shipping Co., Ltd..............................   244,971  1,180,551
    Great Offshore, Ltd..........................................    38,757     64,477
    Greaves Cotton, Ltd..........................................   130,915    200,769
    Grindwell Norton, Ltd........................................    11,963     60,120
    Gruh Finance, Ltd............................................    12,538    161,463
   *GTL Infrastructure, Ltd...................................... 1,083,313    186,352
   *GTL, Ltd.....................................................    91,093     64,201
    Gujarat Alkalies & Chemicals, Ltd............................    83,588    199,958

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued).............................................
    Gujarat Ambuja Exports, Ltd..................................    93,019 $    39,173
    Gujarat Fluorochemicals, Ltd.................................    76,058     664,210
    Gujarat Gas Co., Ltd.........................................    98,560     602,356
    Gujarat Industries Power Co., Ltd............................    54,408      69,953
    Gujarat Mineral Development Corp., Ltd.......................   214,426     757,310
    Gujarat Narmada Valley Fertilizers Co., Ltd..................   137,791     214,004
    Gujarat NRE Coke, Ltd........................................   910,900     351,174
   *Gujarat Pipavav Port, Ltd....................................     8,723      10,101
    Gujarat State Fertilizers & Chemicals, Ltd...................    63,087     529,051
    Gujarat State Petronet, Ltd..................................   408,575     513,668
    Gulf Oil Corp., Ltd..........................................    45,144      69,747
   *GVK Power & Infrastructure, Ltd.............................. 2,506,802     763,594
   *Hathway Cable & Datacom, Ltd.................................    43,390     127,699
   *Havells India, Ltd...........................................    89,722     947,069
    HBL Power Systems, Ltd.......................................   125,202      36,526
    HCL Infosystems, Ltd.........................................   260,819     221,665
    HCL Technologies, Ltd........................................   339,023   3,289,250
    HDFC Bank, Ltd............................................... 1,700,252  17,509,171
    HEG, Ltd.....................................................    27,928     119,247
   *HeidelbergCement India, Ltd..................................   105,161      61,527
    Hero Honda Motors, Ltd. Series B.............................    87,726   3,713,328
   *Hexa Tradex, Ltd.............................................    69,387      98,748
    Hexaware Technologies, Ltd...................................   718,998   1,761,729
    Hikal, Ltd...................................................     4,307      22,729
   *Himachal Futuristic Communications, Ltd...................... 1,469,880     309,240
    Himadri Chemicals & Industries, Ltd..........................    39,450      26,126
    Hindalco Industries, Ltd..................................... 3,228,230   7,358,102
    Hinduja Global Solutions, Ltd................................    10,967      65,314
    Hinduja Ventures, Ltd........................................    10,967      81,974
    Hindustan Construction Co., Ltd.............................. 1,565,985     628,089
    Hindustan Dorr-Oliver, Ltd...................................    34,489      24,133
   *Hindustan Oil Exploration Co., Ltd...........................   138,867     321,321
    Hindustan Petroleum Corp, Ltd................................   186,310   1,066,975
    Hindustan Unilever, Ltd......................................   677,251   5,325,001
   *Honeywell Automation India, Ltd..............................     5,754     297,316
    Hotel Leelaventure, Ltd......................................   309,459     189,137
   *Housing Development & Infrastructure, Ltd....................   978,985   1,494,213
    HSIL, Ltd....................................................    76,307     240,331
    HT Media, Ltd................................................    81,294     195,815
    ICICI Bank, Ltd..............................................    19,793     331,347
    ICICI Bank, Ltd. Sponsored ADR...............................   621,658  21,067,990
    ICSA (India), Ltd............................................    51,053      18,094
    IDBI Bank, Ltd...............................................   681,829   1,313,338
   *Idea Cellular, Ltd........................................... 2,145,314   3,196,812
    IFCI, Ltd.................................................... 1,168,454     917,171
   *IL&FS Engineering and Construction Co., Ltd..................    31,860      38,896
    India Cements, Ltd...........................................   747,499   1,197,069
   *India Infoline, Ltd..........................................   607,708     635,782
    Indiabulls Financial Services, Ltd...........................   378,779   1,740,594
   *Indiabulls Infrastructure and Power, Ltd..................... 2,185,548     320,989
    Indiabulls Real Estate, Ltd..................................   740,864     882,848
   *Indiabulls Securities, Ltd...................................   105,042      16,788
   *Indiabulls Wholesale Services, Ltd...........................    92,608      16,367
    Indian Bank..................................................   299,958   1,293,732
    Indian Hotels Co., Ltd....................................... 1,253,109   1,470,726
    Indian Oil Corp., Ltd........................................   853,025   4,285,911
    Indian Overseas Bank.........................................   516,520     854,097
    Indo Rama Synthetics (India), Ltd............................    52,177      28,551
    Indoco Remedies, Ltd.........................................     2,538      22,455
   *Indraprastha Gas, Ltd........................................    93,387     386,487
    IndusInd Bank, Ltd...........................................   308,479   1,948,233

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued).............................................
    INEOS ABS India, Ltd.........................................    16,430 $   227,449
    Info Edge (India), Ltd.......................................    22,231     320,906
   *Infomedia 18, Ltd............................................    16,558       3,126
    Infosys, Ltd.................................................   225,217  10,443,243
   #Infosys, Ltd. Sponsored ADR..................................   222,089  10,515,914
    Infotech Enterprises, Ltd....................................    47,412     146,289
    Infrastructure Development Finance Co., Ltd.................. 1,943,833   4,437,255
    ING Vysya Bank, Ltd..........................................    84,082     580,541
    Ingersoll-Rand India, Ltd....................................    20,928     198,520
    Ipca Laboratories, Ltd.......................................   101,291     693,500
    IRB Infrastructure Developers, Ltd...........................   261,098     849,577
    ISMT, Ltd....................................................    38,981      20,200
    ITC, Ltd..................................................... 1,776,835   8,270,201
   *IVRCL Assets & Holdings, Ltd.................................    54,515      50,062
    IVRCL Infrastructures & Projects, Ltd........................   997,887   1,168,634
    J.B. Chemicals & Pharmaceuticals, Ltd........................    70,265      90,452
    Jagran Prakashan, Ltd........................................   110,353     204,684
    Jai Balaji Industries, Ltd...................................    24,308      17,985
    Jai Corp., Ltd...............................................   160,592     206,405
    Jain Irrigation Systems, Ltd.................................   521,973     873,170
    Jaiprakash Associates, Ltd................................... 3,594,963   5,075,806
   *Jaiprakash Power Ventures, Ltd............................... 2,337,001   1,790,595
    Jammu & Kashmir Bank, Ltd....................................    73,846   1,304,467
   *Jaypee Infratech, Ltd........................................   256,492     224,082
    JBF Industries, Ltd..........................................    35,709      76,770
   *Jet Airways (India), Ltd.....................................    82,329     524,211
    Jindal Drilling & Industries, Ltd............................    14,415      82,722
    Jindal Poly Films, Ltd.......................................    61,924     229,079
    Jindal Saw, Ltd..............................................   506,460   1,487,088
   *Jindal South West Holdings, Ltd..............................    10,439     133,081
   *Jindal Stainless, Ltd........................................   123,159     182,438
    Jindal Steel & Power, Ltd....................................   854,978   8,173,629
    JK Cement, Ltd...............................................    18,501      49,062
    JK Lakshmi Cement, Ltd.......................................    47,469      58,691
    JM Financial, Ltd............................................   579,263     152,680
    JSW Energy, Ltd.............................................. 1,677,780   1,571,267
   *JSW ISPAT Steel, Ltd......................................... 1,688,555     380,517
    JSW Steel, Ltd...............................................   336,189   4,408,351
    Jubilant Industries, Ltd.....................................     4,235      21,378
    Jubilant Organosys, Ltd......................................   123,085     422,316
   *Jyothy Laboratories, Ltd.....................................    91,582     305,853
    Jyoti Structures, Ltd........................................    69,600      58,322
    K.S.B. Pumps, Ltd............................................    13,268      55,986
    Kajaria Ceramics, Ltd........................................    74,154     264,179
   *Kakinada Fertilizers, Ltd....................................   245,677      52,259
    Kalpataru Power Transmission, Ltd............................    84,566     160,333
   *Kalyani Investment Co., Ltd..................................       543       4,186
    Kalyani Steels, Ltd..........................................     5,438       6,103
    Karnataka Bank, Ltd..........................................   391,698     672,262
    Karur Vysya Bank, Ltd........................................    91,174     698,090
    Karuturi Global, Ltd.........................................   465,788      44,050
    KEC International, Ltd.......................................   308,467     334,569
    Kesoram Industries, Ltd......................................    41,828     107,126
    Kewal Kiran Clothing, Ltd....................................        41         483
   *Kingfisher Airlines, Ltd.....................................   773,078     222,136
    Kiri Industries, Ltd.........................................    10,825      13,205
    Kirloskar Industries, Ltd....................................     2,290      12,803
    Kirloskar Oil Engines, Ltd...................................    83,823     232,177
    Kotak Mahindra Bank, Ltd.....................................   463,734   5,106,390
   *Koutons Retail India, Ltd....................................     4,186         650
    KPIT Cummins Infosystems, Ltd................................   211,799     337,560

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
                                                                   SHARES    VALUE++
                                                                  --------- ----------
INDIA -- (Continued).............................................
    KRBL, Ltd....................................................   135,058 $   50,957
   *KS Oils, Ltd.................................................   397,063     44,582
   *KSK Energy Ventures, Ltd.....................................    42,495     51,361
    Lakshmi Energy & Foods, Ltd..................................    10,833      3,597
    Lakshmi Machine Works, Ltd...................................    11,965    369,827
    Lakshmi Vilas Bank, Ltd......................................    61,640     93,373
   *Lanco Infratech, Ltd......................................... 1,814,049    481,522
   *Landmark Property Development Co., Ltd.......................    60,497      2,127
    Larsen & Toubro, Ltd.........................................   352,286  8,167,989
    LIC Housing Finance, Ltd.....................................   531,645  2,626,776
   *Lloyds Steel Industries, Ltd.................................   168,042     31,171
    Lupin, Ltd...................................................   203,886  2,145,012
    Madhucon Projects, Ltd.......................................    51,670     49,868
    Madras Cements, Ltd..........................................   180,520    507,122
   *Mahanagar Telephone Nigam, Ltd...............................   524,251    249,247
   *Mahanagar Telephone Nigam, Ltd. ADR..........................    32,600     29,666
    Maharashtra Scooters, Ltd....................................     2,000     12,433
    Maharashtra Seamless, Ltd....................................    85,613    615,031
    Mahindra & Mahindra Financial Services, Ltd..................    84,605  1,114,161
    Mahindra & Mahindra, Ltd.....................................   703,777  9,435,458
   *Mahindra Holidays & Resorts India, Ltd.......................     3,566     19,640
    Mahindra Lifespace Developers, Ltd...........................    29,396    178,561
    Manaksia, Ltd................................................    20,016     18,912
    Mandhana Industries, Ltd.....................................    43,023    195,916
    Mangalore Refinery & Petrochemicals, Ltd..................... 1,241,404  1,466,189
    Marico, Ltd..................................................   313,301  1,060,086
    Maruti Suzuki India, Ltd.....................................   121,450  3,162,967
   *Mastek, Ltd..................................................    25,667     48,068
   *MAX India, Ltd...............................................   346,589  1,304,651
    McLeod Russel (India), Ltd...................................   187,730    995,876
   *Mercator Lines, Ltd..........................................   572,865    231,442
   *Merck, Ltd...................................................     7,397     85,215
    MindTree, Ltd................................................    38,878    435,518
    Monnet Ispat, Ltd............................................    66,454    608,845
    Monsanto India, Ltd..........................................     9,360    120,979
   *Moser Baer (India), Ltd......................................   178,934     49,065
   *Motherson Sumi Systems, Ltd..................................   292,397    991,226
    Motilal Oswal Financial Services, Ltd........................    12,637     25,613
    Mphasis, Ltd.................................................   156,069  1,090,735
    MRF, Ltd.....................................................     3,607    784,816
    Mundra Port & Special Economic Zone, Ltd.....................   436,510  1,051,946
    Nagarjuna Construction Co., Ltd..............................   776,225    737,188
   *Nagarjuna Oil Refinery, Ltd..................................   223,343     34,116
    Nahar Poly Films, Ltd........................................    12,262      5,350
    Nahar Spinning Mills, Ltd....................................     8,602      7,917
    Natco Pharma, Ltd............................................    31,925    258,872
    National Aluminium Co., Ltd.................................. 1,424,246  1,603,708
    Nava Bharat Ventures, Ltd....................................    53,812    210,074
    Navneet Publications India, Ltd..............................   155,429    163,164
    NESCO, Ltd...................................................    19,099    235,037
    Nestle India, Ltd............................................    16,611  1,474,387
   *NHPC, Ltd.................................................... 5,327,269  1,912,456
    NIIT Technologies, Ltd.......................................   117,894    601,764
    NIIT, Ltd....................................................   242,901    203,197
   *Nitin Fire Protection Industries, Ltd........................   267,014    256,269
    NOCIL, Ltd...................................................    79,587     25,713
    Noida Toll Bridge Co., Ltd...................................   192,455     93,329
    NTPC, Ltd....................................................   661,998  2,037,778
   *Oberoi Realty, Ltd...........................................    25,470    130,649
    OCL India, Ltd...............................................    23,518     41,985
   *OCL Iron & Steel, Ltd........................................     4,262      3,798

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued).............................................
    Oil & Natural Gas Corp., Ltd.................................   872,666 $ 4,477,936
    Oil India, Ltd...............................................   234,482   2,024,736
   *OMAXE, Ltd...................................................   218,736     628,222
   *OnMobile Global, Ltd.........................................   119,296     121,373
    Opto Circuits India, Ltd.....................................   329,920   1,172,737
   *Oracle Financial Services Software, Ltd......................    50,501   2,511,372
    Orbit Corp., Ltd.............................................    69,708      64,059
    Orchid Chemicals & Pharmaceuticals, Ltd......................   118,400     404,482
    Orient Paper & Industries, Ltd...............................    73,693      77,919
    Oriental Bank of Commerce....................................   211,203     926,969
    Orissa Minerals Development Co., Ltd.........................       645     405,922
   *Oswal Chemical & Fertilizers, Ltd............................   175,169     121,156
    Page Industries, Ltd.........................................     3,040     179,771
    Panacea Biotec, Ltd..........................................    39,979      58,708
    Pantaloon Retail India, Ltd..................................     8,100      28,528
    Pantaloon Retail India, Ltd. Series B........................       810       1,806
   *Parsvnath Developers, Ltd....................................   353,231     381,096
    Patel Engineering, Ltd.......................................    66,806     136,335
   *Patni Computer Systems, Ltd. ADR.............................    16,659     324,351
    Peninsula Land, Ltd..........................................   193,874     115,784
   *Persistent Systems, Ltd......................................     1,583      10,705
    Petronet LNG, Ltd............................................   682,746   1,788,373
    Pfizer, Ltd..................................................     7,120     176,867
    Phoenix Mills, Ltd...........................................    21,920      87,163
   *Pidilite Industries, Ltd.....................................   202,014     703,659
   *Pipavav Defence & Offshore Engineering Co., Ltd..............   453,722     716,995
    Piramal Healthcare, Ltd......................................   202,535   1,692,080
    Plethico Pharmaceuticals, Ltd................................    44,572     311,649
    Polaris Financial Technology, Ltd............................    88,393     221,074
    Polyplex Corp., Ltd..........................................    17,984      60,836
    Power Finance Corp., Ltd.....................................   569,675   1,837,303
    Power Grid Corp. of India, Ltd............................... 1,592,217   3,374,455
    Praj Industries, Ltd.........................................   360,290     476,828
    Prakash Industries, Ltd......................................    83,530      82,535
   *Prime Focus, Ltd.............................................   117,474     107,675
   *Prism Cement, Ltd............................................   213,249     193,885
    Proctor & Gamble Hygiene & Health Care, Ltd..................     4,402     171,155
   *Provogue, Ltd................................................    27,200       7,725
   *Prozone Capital Shopping Centers, Ltd........................    27,200       8,542
    PSL, Ltd.....................................................    23,485      26,589
    PTC (India), Ltd.............................................   743,455     843,347
    Punj Lloyd, Ltd..............................................   690,903     706,362
   *Punjab & Sind Bank...........................................    68,041      94,117
    Radico Khaitan, Ltd..........................................   173,797     424,045
    Rain Commodities, Ltd........................................   310,989     234,213
    Rajesh Exports, Ltd..........................................   191,974     521,197
    Rallis India, Ltd............................................   146,987     316,725
    Ranbaxy Laboratories, Ltd....................................   315,529   3,003,025
    Raymond, Ltd.................................................   169,377   1,295,504
   *Redington India, Ltd.........................................   335,699     558,768
    REI Agro, Ltd................................................ 1,175,184     249,796
    REI Six Ten Retail, Ltd......................................    55,035      11,070
   *Reliance Broadcast Network, Ltd..............................    23,621      22,406
    Reliance Capital, Ltd........................................   345,481   2,151,888
    Reliance Communications, Ltd................................. 1,816,815   2,586,788
    Reliance Energy, Ltd.........................................   304,367   3,037,333
    Reliance Industrial Infrastructure, Ltd......................     7,834      61,980
    Reliance Industries, Ltd..................................... 2,258,103  31,850,693
   *Reliance MediaWorks, Ltd.....................................    23,621      32,921
   *Reliance Power, Ltd.......................................... 1,630,754   3,318,020
    Rolta (India), Ltd...........................................   424,917     705,112

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued).............................................
    Ruchi Infrastructure, Ltd....................................     1,244 $       365
    Ruchi Soya Industries, Ltd...................................   461,077     777,371
    Rural Electrification Corp., Ltd.............................   600,461   2,375,284
    S Mobility, Ltd..............................................   121,918     154,188
    S. Kumars Nationwide, Ltd....................................   543,110     321,349
    Sadbhav Engineering, Ltd.....................................    45,472     123,192
   *Sanwaria Agro Oils, Ltd......................................    46,520      32,760
   *Satyam Computer Services, Ltd................................ 1,276,320   1,870,304
   *Schneider Electric Infrastructure, Ltd.......................    96,889     165,005
   *SEAMEC, Ltd..................................................    12,199      19,908
    Sesa Goa, Ltd................................................ 1,308,631   4,681,822
    Shipping Corp. of India, Ltd.................................   508,295     596,327
    Shiv-Vani Oil & Gas Exploration Services, Ltd................    19,863      61,459
    Shoppers Stop, Ltd...........................................    49,874     333,753
    *Shree Ashtavinyak Cine Vision, Ltd..........................   642,203      44,475
    Shree Cement, Ltd............................................    14,509     774,468
    Shree Renuka Sugars, Ltd..................................... 1,032,237     624,916
    Shriram EPC, Ltd.............................................    13,876      20,074
    Shriram Transport Finance Co., Ltd...........................   207,642   2,248,467
    Siemens, Ltd.................................................    69,640   1,023,018
    Simplex Infrastructures, Ltd.................................     4,792      21,320
    Sintex Industries, Ltd.......................................   568,818     800,432
   *SJVN, Ltd....................................................   143,975      52,629
    SKF (India), Ltd.............................................    36,440     459,824
    Sobha Developers, Ltd........................................   163,839   1,019,846
    Solar Industries India, Ltd..................................     3,743      60,073
    Sonata Software, Ltd.........................................    58,800      20,855
    South Indian Bank, Ltd....................................... 2,143,116     975,803
    SPML Infra, Ltd..............................................     7,377      11,226
    SREI Infrastructure Finance, Ltd.............................   256,428     125,994
    SRF, Ltd.....................................................    52,464     237,683
    State Bank of Bikaner & Jaipur...............................    41,810     302,120
    State Bank of India..........................................   195,625   7,904,266
    State Bank of India Sponsored GDR............................     9,000     731,446
    Steel Authority of India, Ltd................................ 1,080,699   1,937,849
    Sterling Biotech, Ltd........................................   260,553      46,556
    Sterlite Industries (India), Ltd............................. 1,061,710   2,148,824
   #Sterlite Industries (India), Ltd. ADR........................   576,415   4,720,839
    Sterlite Technologies, Ltd...................................   443,073     307,979
    Strides Arcolab, Ltd.........................................    99,254   1,256,669
   *Sun Pharma Advanced Research Co., Ltd........................   137,889     198,401
    Sun Pharmaceuticals Industries, Ltd..........................   327,728   3,760,761
    Sun TV Network, Ltd..........................................    88,296     479,780
    Sundaram Clayton, Ltd........................................     3,760      11,594
    Sundaram Finance, Ltd........................................     5,286      67,159
    Sundram Fastners, Ltd........................................   105,224     111,708
    Supreme Industries, Ltd......................................    83,272     328,387
    Supreme Petrochem, Ltd.......................................     3,242       2,790
   *Surana Industries, Ltd.......................................     1,534       6,112
   *Suzlon Energy, Ltd........................................... 2,431,218   1,046,622
    Swaraj Engines, Ltd..........................................     1,260       9,920
    Syndicate Bank...............................................   480,359     957,660
    Taj GVK Hotels & Resorts, Ltd................................    32,994      35,235
    Tamilnadu Newsprint & Papers, Ltd............................    36,247      75,226
    Tanla Solutions, Ltd.........................................    80,718       9,822
    Tata Chemicals, Ltd..........................................   227,093   1,454,226
   #Tata Communications, Ltd. ADR................................    70,016     630,144
    Tata Consultancy Services, Ltd...............................   383,556   9,070,570
    Tata Elxsi, Ltd..............................................    27,785     108,737
   *Tata Investment Corp., Ltd...................................    16,116     138,672
    Tata Motors, Ltd............................................. 1,689,345  10,111,759

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CONTINUED

                                                                   SHARES    VALUE++
                                                                  --------- ----------
INDIA -- (Continued).............................................
  #*Tata Motors, Ltd. Sponsored ADR..............................   174,990 $5,205,952
    Tata Power Co., Ltd.......................................... 1,394,215  2,791,936
    Tata Steel, Ltd..............................................   902,489  7,916,510
    Tata Tea, Ltd................................................ 1,209,334  2,689,909
   *Tata Teleservices Maharashtra, Ltd........................... 1,221,200    320,652
    TCI Developers, Ltd..........................................     1,466      3,598
    Tech Mahindra, Ltd...........................................    94,278  1,257,735
   *Teledata Marine Solutions, Ltd...............................    39,608        270
    Texmaco Rail & Engineering, Ltd..............................    79,270     89,763
    Texmaco, Ltd.................................................    79,270     46,540
    Thermax India, Ltd...........................................    80,896    680,437
    Thomas Cook India, Ltd.......................................   279,101    342,682
    Time Technoplast, Ltd........................................   139,676    145,891
    Timken India, Ltd............................................    54,549    254,604
    Titagarh Wagons, Ltd.........................................    25,167    163,628
    Titan Industries, Ltd........................................   353,782  1,561,910
    Torrent Pharmaceuticals, Ltd.................................    53,224    675,615
    Torrent Power, Ltd...........................................   229,975    892,496
    Transport Corp of India, Ltd.................................    29,320     35,453
    Trent, Ltd...................................................    21,679    378,024
    Triveni Engineering & Industries, Ltd........................   168,022     46,729
    Triveni Turbine, Ltd.........................................   168,022    137,906
    TTK Prestige, Ltd............................................     8,747    574,971
    Tube Investments of India, Ltd...............................   166,749    440,172
    Tulip IT Services, Ltd.......................................   148,824    262,763
   *TV18 Broadcast, Ltd..........................................   104,116     53,123
    TVS Motor Co., Ltd...........................................   571,006    445,092
    UCO Bank.....................................................   533,139    782,730
    Uflex, Ltd...................................................    99,590    218,567
    Ultratech Cement, Ltd........................................   124,804  3,361,735
    Unichem Laboratories, Ltd....................................   109,860    298,447
    Union Bank of India, Ltd.....................................   249,808  1,067,172
   *Unitech, Ltd................................................. 5,506,414  2,774,118
    United Breweries Holdings, Ltd...............................       676        919
    United Breweries, Ltd........................................   108,517  1,107,660
    United Phosphorus, Ltd.......................................   933,795  2,056,305
    United Spirits, Ltd..........................................   223,284  3,298,628
    Unity Infraprojects, Ltd.....................................    19,986     18,505
    Usha Martin, Ltd.............................................   432,244    243,546
   *Vardhman Special Steels, Ltd.................................     5,275      2,102
    Vardhman Textiles, Ltd.......................................    26,377    107,370
    Varun Shipping Co., Ltd......................................    70,152     23,197
    Venky's India, Ltd...........................................     5,481     39,406
    Videocon Industries, Ltd.....................................   247,779    810,004
    Videsh Sanchar Nigam, Ltd....................................   208,330    945,031
    Vijaya Bank, Ltd.............................................   393,295    437,090
    VIP Industries, Ltd..........................................   130,625    240,135
    Voltamp Transformers, Ltd....................................     5,393     53,279
    Voltas, Ltd..................................................   345,170    720,247
   *VST Industries, Ltd..........................................    10,529    392,282
    WABCO India, Ltd.............................................     6,924    225,739
    Walchandnagar Industries, Ltd................................    14,754     21,308
    Welspun Corp., Ltd...........................................   421,631  1,002,313
   *Welspun Global Brands, Ltd...................................     3,685      1,815
   *Welspun India, Ltd...........................................    36,850     31,605
   *Welspun Investments & Commercials, Ltd.......................     1,842        890
    Wipro, Ltd...................................................   546,665  4,204,454
   *Wire & Wireless India, Ltd...................................   302,852     55,733
   *Wockhardt, Ltd...............................................    70,880    978,202
    Wyeth, Ltd...................................................    13,914    232,296
    Yes Bank, Ltd................................................   421,968  2,784,239

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE++
                                                                  ----------- ------------
INDIA -- (Continued).............................................
    Zee Entertainment Enterprises, Ltd...........................     943,402 $  2,252,915
   *Zee Learn, Ltd...............................................     117,925       45,552
    Zensar Technologies, Ltd.....................................      23,870       98,735
   *Zuari Holdings, Ltd..........................................      22,948      145,570
    Zuari Industries, Ltd........................................      22,948       70,468
    Zydus Wellness, Ltd..........................................      17,266      124,572
    Zylog Systems, Ltd...........................................      23,094      283,368
                                                                              ------------
TOTAL INDIA......................................................              584,711,711
                                                                              ------------
INDONESIA -- (3.3%)..............................................
   *PT Ace Hardware Indonesia Tbk................................     110,000       61,496
    PT Adaro Energy Tbk..........................................  44,370,500    8,940,797
    PT Adhi Karya Persero Tbk....................................   2,880,000      309,395
   *PT Agis Tbk..................................................  13,708,000      229,609
    PT AKR Corporindo Tbk........................................   5,654,800    2,531,625
   *PT Alam Sutera Realty Tbk....................................  37,608,500    2,451,531
    PT Aneka Tambang Persero Tbk.................................  15,673,000    2,927,579
    PT Asahimas Flat Glass Tbk...................................     476,500      319,610
    PT Astra Agro Lestari Tbk....................................   1,211,000    2,806,137
    PT Astra Graphia Tbk.........................................   2,146,000      349,450
    PT Astra International Tbk...................................   2,298,000   17,696,366
   *PT Bakrie & Brothers Tbk..................................... 249,014,750    1,350,810
    PT Bakrie Sumatera Plantations Tbk...........................  46,053,500    1,497,034
   *PT Bakrie Telecom Tbk........................................  61,252,539    1,695,363
   *PT Bakrieland Development Tbk................................ 183,766,000    2,331,594
    PT Bank Bukopin Tbk..........................................  16,159,500    1,280,620
    PT Bank Central Asia Tbk.....................................  14,470,500   12,566,210
    PT Bank Danamon Indonesia Tbk................................   7,971,554    4,845,528
    PT Bank Mandiri Persero Tbk..................................  16,301,518   13,073,006
    PT Bank Negara Indonesia Persero Tbk.........................  21,954,230    9,577,364
   *PT Bank Pan Indonesia Tbk....................................  19,904,000    1,855,127
   *PT Bank Permata Tbk..........................................      70,000       11,711
    PT Bank Rakyat Indonesia Persero Tbk.........................  19,908,000   14,332,424
    PT Bank Tabungan Negara Persero Tbk..........................   9,691,015    1,449,061
   *PT Bank Tabungan Pensiunan Nasional Tbk......................   1,914,000      737,805
   *PT Barito Pacific Tbk........................................   8,170,000      628,942
    PT Bayan Resources Tbk.......................................     950,000    1,677,978
   *PT Berlian Laju Tanker Tbk...................................  26,853,166      572,681
    PT Bhakti Investama Tbk......................................  46,292,400    2,306,145
   *PT Bisi International Tbk....................................   4,671,000      426,347
    PT Budi Acid Jaya Tbk........................................   2,800,500       74,178
   *PT Bumi Resources Minerals Tbk...............................     392,500       24,736
    PT Bumi Resources Tbk........................................  39,348,000    8,640,122
   *PT Bumi Serpong Damai Tbk....................................  34,736,500    5,376,274
   *PT BW Plantation Tbk.........................................   5,459,000      912,427
   *PT Central Proteinaprima Tbk.................................  22,741,500      131,146
    PT Chandra Asri Petrochemical Tbk............................       7,000        1,655
   *PT Charoen Pokphand Indonesia Tbk............................  12,481,660    3,713,625
    PT Ciputra Development Tbk...................................  28,340,719    2,336,885
    PT Ciputra Surya Tbk.........................................   3,673,000      838,822
   *PT Citra Marga Nusaphala Persada Tbk.........................   5,267,500    1,256,009
    PT Clipan Finance Indonesia Tbk..............................   2,919,000      153,527
   *PT Darma Henwa Tbk...........................................  55,755,500      470,983
   *PT Davomas Adabi Tbk.........................................   4,583,000       24,933
   *PT Delta Dunia Makmur Tbk....................................  19,614,000    1,085,874
    PT Elnusa Tbk................................................   4,668,500       98,829
   *PT Energi Mega Persada Tbk................................... 177,842,000    3,719,127
    PT Fajar Surya Wisesa Tbk....................................      26,000        7,763
    PT Gajah Tunggal Tbk.........................................   5,760,500    1,609,143
   *PT Global Mediacom Tbk.......................................  17,492,000    3,152,514
    PT Gozco Plantations Tbk.....................................   6,229,500      216,102

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
INDONESIA -- (Continued).........................................
    PT Gudang Garam Tbk..........................................  1,200,000 $7,706,608
   *PT Hanson International Tbk.................................. 13,121,500    392,969
   *PT Harum Energy Tbk..........................................  1,529,000  1,184,587
    PT Hexindo Adiperkasa Tbk....................................    493,500    550,751
    PT Holcim Indonesia Tbk......................................  8,895,500  2,487,725
   *PT Indah Kiat Pulp & Paper Corp. Tbk.........................  8,159,000    939,421
    PT Indika Energy Tbk.........................................  6,945,000  1,655,843
    PT Indo Tambangraya Megah Tbk................................    681,000  2,939,095
    PT Indocement Tunggal Prakarsa Tbk...........................  3,570,000  6,990,513
    PT Indofood Sukses Makmur Tbk................................ 14,904,500  7,831,984
    PT Indorama Synthetics Tbk...................................     12,500      2,590
    PT Indosat Tbk...............................................  1,840,000    966,648
    PT Indosat Tbk ADR...........................................     26,890    709,089
   *PT Inovisi Infracom Tbk......................................    152,800     95,542
   *PT Intiland Development Tbk.................................. 15,271,800    711,152
    PT Japfa Comfeed Indonesia Tbk...............................  3,976,700  1,820,628
   *PT Jasa Marga Persero Tbk....................................  5,132,000  2,977,958
    PT Jaya Real Property Tbk....................................    352,500    103,558
    PT Kalbe Farma Tbk...........................................  8,149,000  3,557,754
   *PT Kawasan Industri Jababeka Tbk............................. 65,051,000  1,623,554
    PT Lippo Karawaci Tbk........................................ 57,263,062  5,160,541
   *PT Malindo Feedmill Tbk......................................  2,281,500    279,839
   *PT Matahari Putra Prima Tbk..................................  6,085,272    621,418
    PT Mayorah Indah Tbk.........................................  1,079,250  2,342,144
    PT Medco Energi Internasional Tbk............................  6,004,500  1,367,477
    PT Media Nusantara Citra Tbk................................. 12,315,093  3,006,926
    PT Mitra Adiperkasa Tbk......................................  3,172,000  2,391,523
   *PT Mitra International Resources Tbk.........................  5,183,500     90,241
   *PT Multistrada Arah Sarana Tbk...............................  1,389,000     85,892
   *PT Myoh Technology Tbk.......................................    118,000     40,131
   *PT Nippon Indosari Corpindo Tbk..............................     65,000     27,560
   *PT Nusantara Infrastructure Tbk..............................  3,655,500    122,960
    PT Pabrik Kertas Tjiwi Kimia Tbk.............................  1,139,500    389,626
   *PT Pakuwon Jati Tbk.......................................... 27,902,400    620,436
   *PT Panin Financial Tbk....................................... 69,539,500  1,154,461
    PT Panin Insurance Tbk.......................................  4,962,500    296,160
   *PT Pembangunan Perumahan Persero Tbk.........................    592,000     44,992
    PT Perusahaan Gas Negara Persero Tbk......................... 13,040,500  4,735,336
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........ 10,678,500  3,386,942
   *PT Polaris Investama Tbk.....................................    577,000     87,709
   *PT Polychem Indonesia Tbk....................................  5,208,000    294,410
    PT Ramayana Lestari Sentosa Tbk..............................  9,321,500    866,009
   *PT Resource Alam Indonesia Tbk...............................  1,006,000    670,792
    PT Sampoerna Agro Tbk........................................  3,604,059  1,281,564
    PT Samudera Indonesia Tbk....................................    117,000     52,445
    PT Selamat Sempurna Tbk......................................  2,577,500    573,884
    PT Semen Gresik Persero Tbk..................................  5,073,500  6,686,731
   *PT Sentul City Tbk........................................... 67,003,000  2,289,475
   *PT Sinar Mas Multiartha Tbk..................................     39,500     17,187
    PT Summarecon Agung Tbk...................................... 20,811,782  3,907,141
    PT Surya Citra Media Tbk.....................................     76,000     70,184
   *PT Surya Semesta Internusa Tbk............................... 17,701,000  2,301,819
   *PT Suryainti Permata Tbk.....................................  3,098,000     30,001
    PT Tambang Batubara Bukit Asam Persero Tbk...................  1,046,000  2,093,731
    PT Telekomunikasi Indonesia Persero Tbk......................  3,927,000  3,620,957
    PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR........    202,009  7,314,746
   *PT Tiga Pilar Sejahtera Food Tbk.............................  4,057,839    313,127
    PT Timah Persero Tbk.........................................  8,734,500  1,721,742
   *PT Total Bangun Persada TbK..................................  1,200,500     76,843
    PT Trada Maritime Tbk........................................ 16,942,487  1,730,144
   *PT Trias Sentosa Tbk.........................................  3,213,500    144,668

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
INDONESIA -- (Continued).........................................
    PT Trimegah Securities Tbk...................................  5,343,500 $     73,083
   *PT Truba Alam Manunggal Engineering Tbk...................... 15,388,500       83,598
    PT Tunas Baru Lampung Tbk....................................  4,002,000      264,723
    PT Tunas Ridean Tbk..........................................  8,143,000      681,840
    PT Unilever Indonesia Tbk....................................  1,323,000    2,853,947
    PT United Tractors Tbk.......................................  2,962,746    9,504,192
    PT Vale Indonesia Tbk........................................  9,326,250    3,132,280
    PT Wijaya Karya Persero Tbk..................................  9,712,000    1,032,030
   *PT XL Axiata Tbk.............................................  5,643,500    3,310,939
                                                                             ------------
TOTAL INDONESIA..................................................             273,178,534
                                                                             ------------
ISRAEL -- (0.0%).................................................
    Delta-Galil Industries, Ltd..................................          1            7
   *Electra Real Estate, Ltd.....................................          1            2
    Formula Systems (1985), Ltd..................................         --            5
   *Formula Vision Technologies, Ltd.............................         --           --
   *Koor Industries, Ltd.........................................          1           11
   *Mivtach Shamir Holdings, Ltd.................................     10,359      241,754
   *Naphtha Israel Petroleum Corp., Ltd..........................          1            3
    Osem Investments, Ltd........................................         --            7
    Super-Sol, Ltd. Series B.....................................         --            2
                                                                             ------------
TOTAL ISRAEL.....................................................                 241,791
                                                                             ------------
MALAYSIA -- (3.6%)...............................................
    Aeon Co. Berhad..............................................    286,100      896,107
    Aeon Credit Service M Berhad.................................     73,800      260,664
    Affin Holdings Berhad........................................  1,302,600    1,319,246
    AirAsia Berhad...............................................  3,027,500    3,321,598
   *Alam Maritim Resources Berhad................................    908,800      204,800
    Al-'Aqar Healthcare REIT Berhad..............................     34,155       13,664
    Alliance Financial Group Berhad..............................  3,319,400    4,317,977
    Amcorp Properties Berhad.....................................    233,633       33,900
    AMMB Holdings Berhad.........................................  4,915,950   10,140,486
    Amway (Malaysia) Holdings Berhad.............................     65,600      211,743
    Ann Joo Resources Berhad.....................................    574,950      367,519
    APM Automotive Holdings Berhad...............................    211,300      328,607
    Axiata Group Berhad..........................................  2,955,625    5,186,043
    Bandar Raya Developments Berhad..............................  1,123,800      831,653
    Batu Kawan Berhad............................................    316,550    1,963,417
    Berjaya Assets Berhad........................................    150,600       40,727
    Berjaya Corp. Berhad.........................................  6,945,500    1,832,873
   *Berjaya Land Berhad..........................................  2,769,200      768,038
   *Berjaya Media Berhad.........................................     52,300        7,358
    Berjaya Sports Toto Berhad...................................  1,292,614    1,843,349
    BIMB Holdings Berhad.........................................  1,788,800    1,496,507
    Bolton Berhad................................................    252,900       64,291
    Boustead Heavy Industries Corp. Berhad.......................    219,500      205,688
    Boustead Holdings Berhad.....................................  1,312,792    2,264,532
    British American Tobacco Malaysia Berhad.....................    179,900    3,299,022
    Bursa Malaysia Berhad........................................  1,218,300    2,714,392
    Cahya Mata Sarawak Berhad....................................    327,800      264,517
    Carlsberg Brewery Berhad.....................................    354,100    1,351,945
   *Carotech Berhad..............................................     44,425          294
    CB Industrial Product Holding Berhad.........................    710,960      666,022
    Chemical Co. of Malaysia Berhad..............................    111,000       54,971
    CI Holdings Berhad...........................................     97,600       41,694
    CIMB Group Holdings Berhad...................................  8,262,914   20,192,137
    Coastal Contracts Berhad.....................................    871,877      562,967
    CSC Steel Holdings Berhad....................................    406,200      186,233
   *D&O Green Technologies Berhad................................    131,933        6,990
    Dayang Enterprise Holdings Berhad............................    477,575      317,814

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE++
                                                                  --------- ----------
MALAYSIA -- (Continued)..........................................
    Dialog Group Berhad.......................................... 2,510,573 $1,870,642
    DiGi.Com Berhad.............................................. 3,563,620  4,742,625
    Dijaya Corp. Berhad..........................................   229,500     83,464
    DRB-Hicom Berhad............................................. 3,118,700  2,617,545
    Dutch Lady Milk Industries Berhad............................    30,300    333,421
    Eastern & Oriental Berhad.................................... 2,891,382  1,326,981
    ECM Libra Avenue Berhad......................................   982,737    252,975
    Esso (Malaysia) Berhad.......................................   213,800    253,099
   *Evergreen Fibreboard Berhad..................................   671,800    198,860
    Faber Group Berhad...........................................   663,800    359,270
   *Fountain View Development Berhad.............................    31,500         --
    Fraser & Neave Holdings Berhad...............................   177,000  1,112,473
    Gamuda Berhad................................................ 6,237,100  7,315,802
    Genting (Malaysia) Berhad.................................... 6,986,600  8,844,676
    Genting Berhad............................................... 2,380,700  8,114,744
    Genting Plantations Berhad...................................   535,300  1,659,110
    Globetronics Technology Berhad...............................   155,620     65,690
    Glomac Berhad................................................ 1,014,700    279,444
    Goldis Berhad................................................   404,812    274,169
    Grand United Holdings Berhad.................................   274,800    117,492
   *Green Packet Berhad..........................................   876,400    169,016
    Guinness Anchor Berhad.......................................   284,400  1,216,444
    GuocoLand (Malaysia) Berhad..................................   544,300    145,615
    Hai-O Enterprise Berhad......................................   297,400    212,617
    Hap Seng Consolidated Berhad................................. 3,026,940  1,645,779
    Hap Seng Plantations Holdings Berhad.........................   835,000    822,687
    Hartalega Holdings Berhad....................................   179,800    462,071
   *Ho Wah Genting Berhad........................................ 1,778,700    228,138
    Hock Seng Lee Berhad.........................................   514,712    262,728
    Hong Leong Bank Berhad....................................... 1,113,560  4,494,616
    Hong Leong Financial Group Berhad............................   517,300  2,037,727
    Hong Leong Industries Berhad.................................   150,100    212,590
   *Hovid Berhad.................................................   177,700     13,175
   *Hubline Berhad...............................................   139,400      3,680
    Hunza Properties Berhad......................................    97,600     46,712
    Hwang-DBS (Malaysia) Berhad..................................   123,200     97,229
    IGB Corp. Berhad............................................. 3,869,599  3,500,170
    IJM Corp. Berhad............................................. 4,285,010  7,735,885
    IJM Land Berhad.............................................. 1,206,100    877,248
    IJM Plantations Berhad.......................................   865,500    938,150
   *Inch Kenneth Kajang Rubber Berhad............................    25,600      4,777
   *Insas Berhad.................................................   599,902     85,116
    Integrated Logistics Berhad..................................   111,735     26,155
    Integrax Berhad..............................................   122,200     51,643
    IOI Corp. Berhad............................................. 3,411,377  5,874,571
   *Iris Corp. Berhad............................................   635,800     36,762
   *Jaks Resources Berhad........................................ 1,256,500    215,475
    Jaya Tiasa Holdings Berhad...................................   198,446    619,177
    JCY International Berhad..................................... 1,826,300    939,744
    JobStreet Corp. Berhad.......................................    22,600     17,112
    JT International Berhad......................................   132,100    303,979
   *K & N Kenanga Holdings Berhad................................   605,600    114,624
   *Karambunai Corp. Berhad...................................... 4,574,700    248,439
    Keck Seng (Malaysia) Berhad..................................   316,300    414,983
   *Kencana Petroleum Berhad.....................................   760,032    826,477
    KFC Holdings (Malaysia) Berhad...............................   529,200    648,062
    Kian Joo Can Factory Berhad.................................. 1,153,080    748,760
    Kim Loong Resources Berhad...................................   199,220    171,556
    Kinsteel Berhad.............................................. 1,681,200    249,171
    KLCC Property Holdings Berhad................................ 1,100,800  1,233,485
   *KNM Group Berhad............................................. 3,427,168    942,262

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
MALAYSIA -- (Continued)..........................................
   *Kossan Rubber Industries Berhad..............................   477,500 $   511,856
    KPJ Healthcare Berhad........................................   709,950   1,301,023
    KSL Holdings Berhad..........................................   358,666     163,343
    Kuala Lumpur Kepong Berhad...................................   548,322   4,276,411
    KUB (Malaysia) Berhad........................................ 1,459,400     298,138
    Kulim (Malaysia) Berhad...................................... 1,828,800   2,550,581
   *Kumpulan Europlus Berhad.....................................   650,700     256,735
    Kumpulan Fima Berhad.........................................   596,500     362,117
   *Kumpulan Hartanah Selangor Berhad............................   202,200      32,043
    Kumpulan Perangsang Selangor Berhad..........................   583,400     192,672
   *Kurnia Asia Berhad........................................... 2,399,400     450,341
    Kwantas Corp. Berhad.........................................     6,600       5,269
    Lafarge Malayan Cement Berhad................................ 1,004,400   2,381,384
   *Land & General Berhad........................................   664,700      71,215
   *Landmarks Berhad.............................................   872,192     273,544
    Latexx Partners Berhad.......................................   189,900      88,176
   *LBS Bina Group Berhad........................................   312,800      82,530
   *Leader Universal Holdings Berhad.............................   482,800     169,874
    Lingkaran Trans Kota Holdings Berhad.........................   570,900     757,434
    Lingui Development Berhad....................................   439,200     222,187
   *Lion Corp. Berhad............................................   179,280      24,769
    Lion Diversified Holdings Berhad.............................   615,000      63,681
    Lion Forest Industries Berhad................................    37,800      17,432
    Lion Industries Corp. Berhad................................. 2,095,000     965,567
    LPI Capital Berhad...........................................    34,000     153,865
   *MAA Group Berhad.............................................   187,600      29,706
    Mah Sing Group Berhad........................................ 1,141,680     738,931
    Malayan Banking Berhad....................................... 6,009,759  17,114,728
   *Malayan Flour Mills Berhad...................................   702,100     434,850
    Malaysia Airports Holdings Berhad............................ 1,056,500   2,019,026
    Malaysia Building Society Berhad.............................   768,874     575,421
   *Malaysian Airlines System Berhad............................. 2,539,366   1,022,822
    Malaysian Bulk Carriers Berhad...............................   854,323     450,890
    Malaysian Pacific Industries Berhad..........................   258,425     255,060
    Malaysian Resources Corp. Berhad............................. 5,013,600   2,754,828
    Maxis Berhad................................................. 1,916,615   3,872,733
    MBM Resources Berhad.........................................   382,000     620,972
    Media Prima Berhad........................................... 3,060,220   2,577,642
    Mega First Corp. Berhad......................................   150,400      83,908
    Metro Kajang Holdings Berhad.................................   117,051      76,109
    MISC Berhad.................................................. 1,266,960   2,004,442
   *MK Land Holdings Berhad......................................   997,300      93,727
    MMC Corp. Berhad............................................. 2,649,800   2,301,531
    MNRB Holdings Berhad.........................................   210,100     183,711
    Mudajaya Group Berhad........................................   633,633     538,575
    Muhibbah Engineering Berhad.................................. 1,300,300     526,452
   *Mulpha International Berhad.................................. 6,993,000   1,014,370
   *My EG Services Berhad........................................   149,500      31,297
    Naim Holdings Berhad.........................................   420,800     274,871
    NCB Holdings Berhad..........................................   115,600     170,297
    Nestle (Malaysia) Berhad.....................................    65,100   1,188,950
    Notion VTEC Berhad...........................................   445,952     182,398
    NTPM Holdings Berhad.........................................   669,600     107,237
    Nylex (Malaysia) Berhad......................................   104,843      19,937
    Oriental Holdings Berhad.....................................   606,340   1,284,269
    OSK Holdings Berhad.......................................... 1,226,445     691,101
    P.I.E. Industrial Berhad.....................................    54,600      88,807
    Padini Holdings Berhad....................................... 1,190,000     660,264
   *Pan Malaysia Cement Works Berhad.............................   547,600      16,225
    Panasonic Manufacturing (Malaysia) Berhad....................    60,500     453,210
    Paramount Corp. Berhad.......................................   404,560     209,522

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
MALAYSIA -- (Continued)..........................................
    Parkson Holdings Berhad...................................... 1,281,155 $ 2,203,738
    PBA Holdings Berhad..........................................   172,500      53,101
    Pelikan International Corp. Berhad...........................   410,610     106,429
   *Perdana Petroleum Berhad.....................................    76,800      15,562
   *Perisai Petroleum Teknologi Berhad........................... 1,474,100     421,948
   *Perwaja Holdings Berhad......................................    56,700      11,957
   *Petronas Chemicals Group Berhad.............................. 2,035,600   4,382,746
    Petronas Dagangan Berhad.....................................   393,400   2,518,423
    Petronas Gas Berhad.......................................... 1,017,408   5,636,778
    Pharmaniaga Berhad...........................................    16,031      23,363
    PJ Development Holdings Berhad...............................   502,000     116,843
    POS (Malaysia) Berhad........................................   782,500     703,821
    PPB Group Berhad............................................. 1,015,800   5,613,407
    Press Metal Berhad...........................................   444,300     309,315
    Protasco Berhad..............................................   260,000      80,352
    Proton Holdings Berhad.......................................   992,300   1,793,720
    Public Bank Berhad Foreign Market Shares.....................   900,856   4,067,388
   *Puncak Niaga Holding Berhad..................................   429,460     182,832
    QL Resources Berhad..........................................   740,440     770,660
    QSR Brands Berhad............................................    39,000      82,007
   *Ramunia Holdings Berhad...................................... 2,136,596     263,198
    RCE Capital Berhad...........................................   560,300      87,747
    RHB Capital Berhad........................................... 2,047,044   4,975,148
    Salcon Berhad................................................   445,500      77,877
    SapuraCrest Petroleum Berhad.................................   751,100   1,256,929
    Sarawak Oil Palms Berhad.....................................   251,560     562,235
    Sarawak Plantation Berhad....................................    12,400      12,286
    Scientex Berhad..............................................   137,664     105,710
   *Scomi Group Berhad........................................... 3,202,700     274,690
   *Scomi Marine Berhad..........................................    53,500       6,858
   *SEG International Berhad.....................................   403,500     228,979
    Selangor Dredging Berhad.....................................   366,400      81,737
    Selangor Properties Berhad...................................    18,800      22,262
    Shangri-La Hotels (Malaysia) Berhad..........................   297,200     291,749
    Shell Refining Co. Federation of Malaysia Berhad.............   215,000     729,892
    SHL Consolidated Berhad......................................   202,800      86,455
    Sime Darby Berhad............................................ 3,152,024  10,129,441
    Sino Hua-An International Berhad.............................   939,700      65,184
    Star Publications (Malaysia) Berhad..........................   647,700     683,557
    Subur Tiasa Holdings Berhad..................................   118,860     103,640
   *Sunway Berhad................................................ 1,513,270   1,198,363
    Supermax Corp. Berhad........................................ 1,274,050     794,525
   *Supportive International Holdings Berhad.....................    41,300       3,606
    Suria Capital Holdings Berhad................................   198,450     103,854
    Ta Ann Holdings Berhad.......................................   421,272     904,693
    TA Enterprise Berhad......................................... 3,617,800     673,816
    TA Global Berhad............................................. 1,332,540     125,222
    Tan Chong Motor Holdings Berhad..............................   880,800   1,316,837
   *Tasek Corp. Berhad...........................................     4,000      11,432
    TDM Berhad...................................................   599,300     932,562
   *Tebrau Teguh Berhad.......................................... 3,231,000     792,984
    Telekom Malaysia Berhad...................................... 1,832,000   3,252,146
    Tenaga Nasional Berhad....................................... 3,182,681   6,757,296
    TH Plantations Berhad........................................   483,900     434,277
    Three-A Resources Berhad.....................................   168,300      67,233
   *Time Dotcom Berhad........................................... 6,578,200   1,537,873
    Time Engineering Berhad...................................... 1,343,800     148,401
    Top Glove Corp. Berhad.......................................   986,880   1,524,335
    Tradewinds (Malaysia) Berhad.................................   464,800   1,500,491
    Tradewinds Corp. Berhad......................................   689,300     164,763
    Tradewinds Plantation Berhad.................................    93,700     179,719

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CONTINUED


                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
MALAYSIA -- (Continued)
    TRC Synergy Berhad..........................................................   384,192 $     90,311
   *Trinity Corp. Berhad........................................................   700,000       15,019
    TSH Resources Berhad........................................................   864,300      699,083
    UAC Berhad..................................................................    22,764       21,669
    Uchi Technologies Berhad....................................................   568,500      226,836
   *UEM Land Holdings Berhad.................................................... 3,862,145    2,558,344
    UMW Holdings Berhad......................................................... 1,566,106    4,057,798
    Unico-Desa Plantations Berhad............................................... 1,051,993      417,492
    Unisem (Malaysia) Berhad.................................................... 1,915,920      902,453
    United Malacca Berhad.......................................................   170,450      429,935
   *United Plantations Berhad...................................................   149,100    1,276,900
    United U-Li Corp. Berhad....................................................   128,300       30,674
    VS Industry Berhad..........................................................   167,208       87,713
    Wah Seong Corp. Berhad...................................................... 1,057,212      707,398
    WCT Berhad.................................................................. 2,087,300    1,615,285
    Wing Tai (Malaysia) Berhad..................................................   289,900      148,559
    WTK Holdings Berhad......................................................... 1,128,750      535,159
    YNH Property Berhad......................................................... 1,036,999      688,185
    YTL Corp. Berhad............................................................ 8,896,757    4,757,917
    YTL e-Solutions Berhad......................................................   747,100      195,832
   *YTL Land & Development Berhad...............................................   795,100      270,010
    YTL Power International Berhad.............................................. 5,236,854    2,970,567
   *Zelan Berhad................................................................   553,600       74,002
    Zhulian Corp Berhad.........................................................   269,066      175,700
                                                                                           ------------
TOTAL MALAYSIA..................................................................            301,155,113
                                                                                           ------------
MEXICO -- (4.5%)................................................................
   #Alfa S.A.B. de C.V. Series A................................................   989,577   14,156,946
   #Alsea de Mexico S.A.B. de C.V............................................... 1,239,783    1,702,733
    America Movil S.A.B. de C.V. Series L....................................... 4,095,750    5,471,083
    America Movil S.A.B. de C.V. Series L ADR................................... 2,026,039   53,993,939
    Arca Continental S.A.B. de C.V.............................................. 1,813,758    9,226,168
   *Axtel S.A.B. de C.V......................................................... 2,133,207      581,369
   *Bio Pappel S.A.B. de C.V....................................................    38,300       17,259
    Bolsa Mexicana de Valores S.A. de C.V.......................................   991,420    1,981,173
   *Cementos de Mexico S.A.B de C.V. Series B...................................   192,604      139,286
  #*Cemex S.A.B. de C.V. Sponsored ADR.......................................... 4,005,330   28,958,534
    Cia Minera Autlan S.A.B. de C.V. Series B...................................   269,146      272,122
    Coca-Cola Femsa S.A.B. de C.V. Series L.....................................   101,500    1,076,562
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR................................    85,176    9,024,397
    Compartamos S.A.B. de C.V................................................... 1,439,680    1,751,805
    Consorcio ARA S.A.B. de C.V. Series *....................................... 2,004,400      638,591
   *Controladora Comercial Mexicana S.A.B. de C.V. Series B..................... 1,350,532    2,864,682
    Corp Actinver S.A.B. de C.V.................................................     3,200        2,629
   *Corporacion GEO S.A.B. de C.V. Series B..................................... 2,093,397    2,788,314
  #*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B...........   222,600      105,097
    Corporacion Moctezuma S.A.B. de C.V. Series *...............................   392,200      918,328
   *Desarrolladora Homex S.A.B. de C.V..........................................   819,147    2,289,671
   *Desarrolladora Homex S.A.B. de C.V. ADR.....................................    42,432      713,282
   *Dine S.A.B. de C.V..........................................................     7,300        2,844
    El Puerto de Liverpool S.A.B. de C.V. Series C-1............................   339,999    2,711,702
   *Empresas ICA S.A.B. de C.V.................................................. 1,723,458    3,126,475
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR...................................   271,299    1,961,492
   *Financiera Independencia S.A.B. de C.V......................................   246,788       98,519
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.....................   343,303   27,896,802
   *Genomma Lab Internacional S.A.B. de C.V. Series B........................... 1,089,620    1,923,949
   *Gruma S.A.B. de C.V. ADR....................................................     6,300       68,733
   *Gruma S.A.B. de C.V. Series B............................................... 1,037,674    2,828,800
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........................   494,000    1,006,132
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.....................       100        1,620
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.........................   134,541    5,208,082

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CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
MEXICO -- (Continued)
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..............    303,327 $  1,180,153
   *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....................     26,749    2,191,011
   #Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B...............    632,567    5,174,288
   #Grupo Carso S.A.B. de C.V. Series A-1.................................  1,639,205    5,537,026
   *Grupo Cementos de Chihuahua S.A.B. de C.V.............................    211,154      718,358
   *Grupo Comercial Chedraui S.A. de C.V..................................    174,331      453,428
   #Grupo Elektra S.A. de C.V.............................................     90,576    5,560,022
   *Grupo Famsa S.A.B. de C.V. Series A...................................    618,403      459,080
   #Grupo Financiero Banorte S.A.B. de C.V. Series O......................  5,154,663   24,930,525
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O......................  4,917,757   10,816,389
    Grupo Gigante S.A.B. de C.V. Series B.................................     41,000       72,394
   #Grupo Herdez S.A.B. de C.V. Series *..................................    529,198    1,170,042
    Grupo Industrial Bimbo S.A.B. de C.V. Series A-1......................  3,726,253    8,890,863
    Grupo Industrial Maseca S.A.B. de C.V. Series B.......................     44,200       54,970
   *Grupo Industrial Saltillo S.A.B. de C.V...............................     58,600       71,530
    Grupo Kuo S.A.B. de C.V. Series B.....................................    191,500      371,211
   *Grupo Mexicano de Desarrollo S.A.B. de C.V............................     13,000        7,974
   Grupo Mexico S.A.B. de C.V. Series B...................................  7,270,966   22,405,780
   #Grupo Modelo S.A.B. de C.V. Series C..................................  1,191,740    8,480,178
   *Grupo Simec S.A. de C.V. Series B.....................................    329,758    1,021,985
   *Grupo Simec S.A. de C.V. Sponsored ADR................................      2,613       24,170
    Grupo Televisa S.A.B..................................................    447,300    1,962,482
    Grupo Televisa S.A.B. Sponsored ADR...................................    972,430   21,364,287
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V..  1,859,787    3,512,278
    Industrias Bachoco S.A.B. de C.V. Series B............................     31,375       54,074
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR.......................      6,334      130,797
   *Industrias CH S.A.B. de C.V. Series B.................................    829,300    3,762,615
   #Industrias Penoles S.A.B. de C.V......................................    137,597    6,446,781
   *Inmuebles Carso S.A.B. de C.V. Series B-1.............................  2,196,125    1,947,286
   #Kimberly Clark de Mexico S.A.B. de C.V. Series A......................  2,756,121    5,623,981
   *Maxcom Telecomunicaciones S.A.B. de C.V...............................      6,900        1,541
   *Megacable Holdings S.A.B. de C.V......................................    183,285      396,795
   #Mexichem S.A.B. de C.V. Series *......................................  1,744,528    6,502,162
   *Minera Frisco S.A.B. de C.V. Series A-1...............................  1,010,100    4,371,999
   *OHL Mexico S.A.B. de C.V..............................................     40,684       64,340
   *Organizacion Soriana S.A.B. de C.V. Series B..........................  2,512,561    7,140,747
  #*Promotora y Operadora de Infraestructura S.A.B de C.V.................    368,152    1,797,242
    Qualitas Cia de Seguros S.A. de C.V...................................    169,259      187,113
  #*Sare Holding S.A.B. de C.V............................................    449,700       49,368
   *TV Azteca S.A.B. de C.V...............................................  3,818,435    2,494,627
   *Urbi Desarrollos Urbanos S.A.B. de C.V................................  1,768,654    1,858,818
   *Vitro S.A.B. de C.V. Series A.........................................    193,764      258,160
    Wal-Mart de Mexico S.A.B. de C.V. Series V............................  5,351,309   15,303,011
                                                                                      ------------
TOTAL MEXICO..............................................................             370,331,001
                                                                                      ------------
PERU -- (0.2%)............................................................
   #Cia de Minas Buenaventura S.A. ADR....................................    151,500    6,252,405
    Credicorp, Ltd........................................................     93,236   12,205,525
                                                                                      ------------
TOTAL PERU................................................................              18,457,930
                                                                                      ------------
PHILIPPINES -- (1.4%).....................................................
    A. Soriano Corp.......................................................    818,000       96,004
    Aboitiz Equity Ventures, Inc..........................................  3,551,300    4,278,114
    Aboitiz Power Corp....................................................  4,371,400    3,512,711
    Alaska Milk Corp......................................................     97,900       54,773
    Alliance Global Group, Inc............................................ 27,775,100    8,093,979
    Alsons Consolidated Resources, Inc....................................    552,000       18,433
   *Atlas Consolidated Mining & Development Corp..........................  2,852,900    1,310,223
    Ayala Corp. Series A..................................................    497,055    5,051,862
    Ayala Land, Inc.......................................................  8,839,820    4,471,832
    Bank of the Philippine Islands........................................  2,783,303    4,842,607

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CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc..............................................................   3,227,030 $  5,045,972
   *Belle Corp....................................................................   9,954,500    1,137,951
   *Cebu Air, Inc.................................................................     946,550    1,564,760
    Cebu Holdings, Inc............................................................   2,065,000      407,006
    China Banking Corp............................................................      28,854      354,877
   *CitisecOnline.com, Inc........................................................     104,400       56,017
   *Cyber Bay Corp................................................................   3,846,000       81,625
   *DMCI Holdings, Inc............................................................   1,962,100    2,763,344
   *Empire East Land Holdings, Inc................................................   4,900,000       92,649
    Energy Development Corp.......................................................  17,169,000    2,393,045
   *Filinvest Development Corp....................................................   1,364,251      156,708
    Filinvest Land, Inc...........................................................  62,900,687    2,008,982
   *First Gen Corp................................................................   4,338,900    1,449,983
    First Philippines Holdings Corp...............................................   1,054,010    1,594,525
   *Global Estate Resorts, Inc....................................................   3,895,000      177,453
    Globe Telecom, Inc............................................................      76,320    2,026,060
   *International Container Terminal Services, Inc................................   1,801,250    2,890,278
   *JG Summit Holdings, Inc.......................................................     394,800      311,032
    Jollibee Foods Corp...........................................................     711,185    1,884,966
   *Lepanto Consolidated Mining Co. Series B......................................  14,169,207      513,330
    Lopez Holdings Corp...........................................................   8,207,900    1,113,414
    Manila Electric Co............................................................     325,460    2,026,670
    Manila Water Co., Inc.........................................................   2,584,000    1,511,259
    Megaworld Corp................................................................  45,681,600    2,336,040
    Metro Bank & Trust Co.........................................................   2,853,642    6,151,765
   *Metro Pacific Corp. Series A..................................................     225,000       11,085
    Metro Pacific Investments Corp................................................  32,732,000    3,468,989
   *Pepsi-Cola Products Philippines, Inc..........................................   2,267,000      151,053
    Philex Mining Corp............................................................     770,250      454,513
    Philippine Long Distance Telephone Co.........................................       9,640      589,826
    Philippine Long Distance Telephone Co. Sponsored ADR..........................      38,300    2,325,576
   *Philippine National Bank......................................................   1,129,740    2,007,484
    Philippine Stock Exchange, Inc................................................      60,500      529,000
   *Philodrill Corp............................................................... 210,600,000      296,661
    PhilWeb Corp..................................................................   1,514,040      609,587
    RFM Corp......................................................................     470,000       31,395
    Rizal Commercial Banking Corp.................................................   1,293,619    1,342,350
    Robinson's Land Corp. Series B................................................   9,097,550    3,719,385
   *Rockwell Land.................................................................     165,984       42,381
    San Miguel Corp...............................................................   1,170,630    3,110,668
    Security Bank Corp............................................................     763,032    2,574,784
    Semirara Mining Corp..........................................................     269,720    1,603,336
    Shang Properties, Inc.........................................................     174,286       10,711
    SM Development Corp...........................................................   7,067,875    1,171,020
    SM Investments Corp...........................................................     318,690    5,254,694
    SM Prime Holdings, Inc........................................................  13,204,026    5,216,686
    Southeast Asia Cement Holdings, Inc...........................................   7,952,000      330,714
    Union Bank of Philippines.....................................................     784,650    1,982,949
    Universal Robina Corp.........................................................   2,988,800    4,592,089
    Vista Land & Lifescapes, Inc..................................................  13,915,700    1,431,612
                                                                                               ------------
TOTAL PHILIPPINES.................................................................              114,638,797
                                                                                               ------------
POLAND -- (1.4%)..................................................................
    Agora SA......................................................................     160,394      605,432
   *Alchemia SA...................................................................     137,058      208,822
    Amica Wronki SA...............................................................       7,253      112,419
   *AmRest Holdings SE............................................................      36,248      805,548
    Apator SA.....................................................................      24,049      183,073
    Asseco Poland SA..............................................................     280,949    4,182,248
    ATM SA........................................................................      23,413       64,575
    Bank Handlowy w Warszawie SA..................................................      97,224    2,338,831

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CONTINUED


                                                                                  SHARES     VALUE++
                                                                                 --------- -----------
POLAND -- (Continued)
    Bank Millennium SA.......................................................... 1,344,859 $ 1,768,885
    Bank Pekao SA...............................................................   132,976   6,274,849
   *Barlinek SA.................................................................    67,683      26,414
   *Bioton SA................................................................... 8,698,900     220,187
   *BOMI SA.....................................................................    24,202       9,978
   *Boryszew SA................................................................. 2,612,699     581,243
   *BRE Bank SA.................................................................    38,244   3,506,718
    Budimex SA..................................................................    24,603     618,722
   *CD Projekt Red SA...........................................................   296,700     523,740
   *Ciech SA....................................................................   143,014     780,408
   *Cinema City International NV................................................    26,503     249,817
   *City Interactive SA.........................................................    18,563     165,155
   *Colian SA...................................................................     9,504       7,031
   *ComArch SA..................................................................     5,517     108,691
   *Cyfrowy Polsat SA...........................................................   157,305     694,442
    Debica SA...................................................................     8,082     132,899
    Decora SA...................................................................     5,510      16,227
    Dom Development SA..........................................................     9,946     114,623
   *Dom Maklerski IDM SA........................................................   723,773     434,203
    Elektrobudowa SA............................................................     2,716      95,835
    Emperia Holding SA..........................................................    31,274   1,083,597
    Enea SA.....................................................................   267,595   1,412,973
   *Energomontaz Poludnie SA....................................................    14,733       8,404
    Eurocash SA.................................................................   125,233   1,528,792
    Fabryki Mebli Forte SA......................................................    20,079      75,157
    Famur SA....................................................................    50,159      58,685
   *Farmacol SA.................................................................    34,487     232,706
   *Ferrum SA...................................................................    12,909      37,076
   *Gant Development SA.........................................................    35,903      86,555
   *Get Bank SA................................................................. 2,460,284   1,482,428
   *Getin Holding SA............................................................   994,803     722,602
    Grupa Kety SA...............................................................    20,915     793,584
   *Grupa Lotos SA..............................................................   279,694   2,513,454
   *Hawe SA.....................................................................   191,878     303,709
    Impexmetal SA...............................................................   273,385     342,776
    ING Bank Slaski SA..........................................................    63,044   1,617,973
   *Inter Cars SA...............................................................     1,283      40,677
   *JW Construction Holding SA..................................................    22,563      40,134
   *Kernel Holding SA...........................................................   142,386   3,141,747
    KGHM Polska Miedz SA........................................................   313,231  13,850,081
   *Koelner SA..................................................................    14,359      59,627
   *Kopex SA....................................................................   105,559     644,535
    Kredyt Bank SA..............................................................   127,919     552,584
   *LC Corp. SA.................................................................   512,734     237,615
   *LPP SA......................................................................     1,075     969,141
   *Lubelski Wegiel Bogdanka SA.................................................   100,801   4,063,647
   *MCI Management SA...........................................................    84,292     127,143
   *Mercor SA...................................................................     2,734      11,980
   *MNI SA......................................................................   192,290     141,518
    Mostostal Warszawa SA.......................................................    10,158      42,296
    Mostostal Zabrze Holding SA.................................................   168,586      65,791
   *Netia Holdings SA........................................................... 1,058,618   2,028,395
    NFI Empik Media & Fashion SA................................................    59,847     197,699
    NG2 SA......................................................................    20,132     369,923
   *Noble Bank SA...............................................................     4,849       6,751
   *Orbis SA....................................................................    60,537     734,162
    PBG SA......................................................................    28,032     225,782
    Pekaes SA...................................................................    15,491      32,244
    Pelion SA...................................................................    19,581     186,378
   *Petrolinvest SA.............................................................   269,597     161,441
   *Pfleiderer Grajewo SA.......................................................    55,729     246,066

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CONTINUED


                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
POLAND -- (Continued)
PGE SA.......................................................................... 1,247,866 $  7,469,323
    Polimex-Mostostal SA........................................................ 2,237,554      724,515
   *Polish Energy Partners SA...................................................    31,448      224,528
    Polnord SA..................................................................    39,103      175,605
   *Polska Grupa Odlewnicza SA..................................................    10,031        6,152
   *Polski Koncern Miesny Duda SA...............................................   373,841       79,542
   *Polski Koncern Naftowy Orlen SA.............................................   957,789   11,174,005
    Polskie Gornictwo Naftowe I Gazownictwo SA.................................. 2,598,910    3,365,993
    Powszechna Kasa Oszczednosci Bank Polski SA.................................   703,014    7,540,162
   *Powszechny Zaklad Ubezpieczen SA............................................    64,327    6,508,843
   *PZ Cormay SA................................................................    60,046      250,571
    Raciborska Fabryka Kotlow SA................................................   149,319      458,184
   *Rovese SA...................................................................   358,186      477,793
    Sniezka SA..................................................................     9,541       90,116
   *Stalexport SA...............................................................   209,801       76,552
    Stalprodukt SA..............................................................     4,234      294,341
    Stalprofil SA...............................................................     1,188        7,067
   *Sygnity SA..................................................................    57,669      411,291
    Synthos SA.................................................................. 1,401,209    2,708,009
   *Tauron Polska Energia SA....................................................   735,490    1,090,964
    Telekomunikacja Polska SA................................................... 1,078,177    5,638,069
   *Trakcja-Tiltra SA...........................................................   114,358       38,183
    TVN SA......................................................................   309,755      942,451
   *Vistula Group SA............................................................    81,530       27,147
   *Warsaw Stock Exchange SA....................................................    43,840      536,733
    Zaklady Azotowe Pulawy SA...................................................    25,220      767,989
   *Zaklady Azotowe w Tarnowie-Moscicach SA.....................................    92,007      985,370
   *Zaklady Chemiczne Police SA.................................................     6,171       18,226
    Zaklady Tluszcowe Kruszwica SA..............................................     4,208       63,598
   *Zamet Industry SA...........................................................    10,031        5,656
    Zelmer SA...................................................................    11,142      114,548
                                                                                           ------------
TOTAL POLAND....................................................................            117,580,369
                                                                                           ------------
RUSSIA -- (3.4%)................................................................
    Eurasia Drilling Co., Ltd. GDR..............................................   158,388    4,528,099
    Federal Hydrogenerating Co. ADR............................................. 2,821,295    9,816,309
    Gazprom OAO Sponsored ADR................................................... 8,860,775  102,626,046
    Gazpromneft JSC Sponsored ADR...............................................   286,585    7,098,958
    Globaltrans Investment P.L.C. Sponsored GDR.................................    65,413    1,281,216
   *Integra Group Holdings GDR..................................................   205,096      417,332
    Lukoil OAO Sponsored ADR....................................................   835,067   51,374,347
   *Magnitogorsk Iron & Steel Works Sponsored GDR...............................   360,318    1,911,826
  #*Mechel Sponsored ADR........................................................   532,631    4,628,563
    MMC Norilsk Nickel JSC ADR..................................................   426,827    7,593,128
    Novolipetsk Steel OJSC GDR..................................................   130,748    2,838,647
    Novorossiysk Sea Trade Port GDR.............................................   114,090      959,245
   *PIK Group GDR...............................................................   317,716      733,882
    Rosneft Oil Co. GDR......................................................... 1,707,012   12,223,081
   *Rostelecom OJSC Sponsored ADR...............................................     2,336       66,009
   *Sberbank of Russia Sponsored ADR............................................ 1,615,003   20,918,053
    Severstal OAO GDR...........................................................   223,480    3,039,807
   #Surgutneftegas Sponsored ADR................................................ 1,133,260   11,351,010
   #Tatneft Sponsored ADR.......................................................   351,047   13,030,646
    TMK OAO GDR.................................................................   114,711    1,541,633
    Uralkali OJSC GDR...........................................................   221,630    8,386,551
    VimpelCom, Ltd. Sponsored ADR...............................................   623,151    6,349,909
    VTB Bank OJSC GDR........................................................... 1,341,212    5,624,651
   *X5 Retail Group NV GDR......................................................   114,555    2,898,198
                                                                                           ------------
TOTAL RUSSIA....................................................................            281,237,146
                                                                                           ------------

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
                                                                                  SHARES     VALUE++
                                                                                 --------- -----------
SOUTH AFRICA -- (7.9%)
    ABSA Group, Ltd.............................................................   841,683 $17,136,674
    Acucap Properties, Ltd......................................................   156,239     810,784
    Adcock Ingram Holdings, Ltd.................................................   472,374   3,715,483
    Adcorp Holdings, Ltd........................................................   170,374     592,744
    Advtech, Ltd................................................................   684,647     555,990
    AECI, Ltd...................................................................   436,261   4,997,426
    Afgri, Ltd..................................................................   998,170     770,651
    African Bank Investments, Ltd............................................... 2,138,709  10,732,211
    African Oxygen, Ltd.........................................................   360,778     887,938
    African Rainbow Minerals, Ltd...............................................   305,753   7,053,691
    Allied Electronics Corp., Ltd...............................................   109,099     348,218
    Allied Technologies, Ltd....................................................   127,696     900,687
   #Anglo American Platinum Corp., Ltd..........................................   117,220   7,616,247
    AngloGold Ashanti, Ltd......................................................     6,997     240,931
   #AngloGold Ashanti, Ltd. Sponsored ADR.......................................   735,741  25,294,776
    ArcelorMittal South Africa, Ltd.............................................   625,889   4,742,895
    Argent Industrial, Ltd......................................................   135,199     131,303
    Aspen Pharmacare Holdings, Ltd..............................................   490,570   7,935,926
    Assore, Ltd.................................................................    74,534   2,536,083
    Astral Foods, Ltd...........................................................   140,932   2,233,941
    Aveng, Ltd.................................................................. 1,709,737   8,715,248
    AVI, Ltd....................................................................   843,330   5,208,669
    Avusa, Ltd..................................................................   140,014     365,681
    Barloworld, Ltd.............................................................   745,617   9,292,340
    Basil Read Holdings, Ltd....................................................   119,031     232,663
   *Bell Equipment, Ltd.........................................................   121,325     355,896
    Bidvest Group, Ltd..........................................................   667,579  15,856,883
    Blue Label Telecoms, Ltd....................................................   956,007     836,944
  #*Brait SE....................................................................   706,897   2,215,843
    Business Connexion Group, Ltd...............................................   397,863     240,705
   *Business Connexion Group, Ltd. Series A.....................................    14,855       1,243
    Capital Property Fund.......................................................   123,493     147,424
    Capitec Bank Holdings, Ltd..................................................    58,728   1,677,380
    Cashbuild, Ltd..............................................................    61,482   1,036,097
    Caxton & CTP Publishers & Printers, Ltd.....................................   348,066     660,362
    Ceramic Industries, Ltd.....................................................     9,393     139,209
    Cipla Medpro South Africa, Ltd.............................................. 1,436,174   1,350,511
    City Lodge Hotels, Ltd......................................................   110,275   1,208,829
    Clicks Group, Ltd...........................................................   606,168   3,654,788
    Coronation Fund Managers, Ltd...............................................   684,017   2,574,091
    Data Tec, Ltd...............................................................   668,080   3,920,751
    Datacentrix Holdings, Ltd...................................................   127,775      81,176
   *Delta EMD, Ltd..............................................................    28,740      25,685
    Discovery Holdings, Ltd.....................................................   658,699   4,357,923
    Distell Group, Ltd..........................................................    96,572   1,055,874
   *Distribution & Warehousing Network, Ltd.....................................   161,277     127,505
   *Dorbyl, Ltd.................................................................    16,666       2,574
    DRDGOLD, Ltd................................................................ 1,776,692   1,209,683
    ElementOne, Ltd.............................................................    90,000     118,675
    EOH Holdings, Ltd...........................................................   258,758   1,092,377
    Eqstra Holdings, Ltd........................................................   483,403     446,701
   *Evraz Highveld Steel & Vanadium, Ltd........................................    35,483     142,928
    Exxaro Resources, Ltd.......................................................   212,598   5,670,559
    Famous Brands, Ltd..........................................................    94,825     653,211
    FirstRand, Ltd.............................................................. 5,009,121  16,292,695
    Foschini Group, Ltd. (The)..................................................   352,444   5,839,716
   *Gijima Group, Ltd........................................................... 1,040,416      63,074
    Gold Fields, Ltd............................................................    64,532     829,966
    Gold Fields, Ltd. Sponsored ADR............................................. 1,864,480  23,995,858
    Grindrod, Ltd............................................................... 1,623,482   3,249,915
    Group Five, Ltd.............................................................   281,159   1,064,580

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
                                                                                  SHARES     VALUE++
                                                                                 --------- -----------
SOUTH AFRICA -- (Continued)
    Growthpoint Properties, Ltd................................................. 2,399,761 $ 6,409,797
    Harmony Gold Mining Co., Ltd................................................   249,393   2,451,671
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.................................   850,606   8,250,878
    Hudaco Industries, Ltd......................................................    99,266   1,370,063
   *Hulamin, Ltd................................................................   232,409     211,315
    Iliad Africa, Ltd...........................................................   328,691     231,845
    Illovo Sugar, Ltd...........................................................   636,085   2,057,742
    Impala Platinum Holdings, Ltd............................................... 1,338,071  25,533,486
    Imperial Holdings, Ltd......................................................   571,417  12,473,792
    Investec, Ltd...............................................................   695,464   4,021,042
    JD Group, Ltd...............................................................   665,906   4,189,793
    JSE, Ltd....................................................................   292,739   3,114,672
    Kagiso Media, Ltd...........................................................    23,391      58,349
    Kap International Holdings, Ltd.............................................   308,543     143,093
    Kumba Iron Ore, Ltd.........................................................    67,821   4,802,102
    Lewis Group, Ltd............................................................   362,443   3,520,807
    Liberty Holdings, Ltd.......................................................   411,102   4,677,353
    Life Healthcare Group Holdings, Ltd......................................... 1,251,769   4,303,884
    Massmart Holdings, Ltd......................................................   185,724   3,973,618
    Mediclinic International, Ltd...............................................   781,725   3,951,620
   *Merafe Resources, Ltd....................................................... 3,763,186     425,844
    Metair Investments, Ltd.....................................................   298,313   1,032,889
    MMI Holdings, Ltd........................................................... 3,367,394   7,604,412
    Mondi, Ltd..................................................................   402,443   3,714,615
   *Mpact, Ltd..................................................................   341,517     742,040
    Mr. Price Group, Ltd........................................................   408,635   5,496,479
    MTN Group, Ltd.............................................................. 2,660,122  45,699,107
   *Murray & Roberts Holdings, Ltd.............................................. 1,824,353   6,698,473
   *Mvelaphanda Group, Ltd......................................................   660,924     293,085
    Mvelaserve, Ltd.............................................................   157,875     233,415
    Nampak, Ltd................................................................. 2,204,432   6,388,106
    Naspers, Ltd. Series N......................................................   443,094  26,686,465
    Nedbank Group, Ltd..........................................................   600,831  13,079,664
    Network Healthcare Holdings, Ltd............................................ 1,972,210   3,567,470
    Northam Platinum, Ltd.......................................................   843,679   3,649,615
    Nu-World Holdings, Ltd......................................................    23,372      51,632
    Oceana Group, Ltd...........................................................    80,625     466,566
    Omnia Holdings, Ltd.........................................................   203,339   2,561,814
    Palabora Mining Co., Ltd....................................................    69,690   1,396,808
    Peregrine Holdings, Ltd.....................................................   420,500     600,655
    Petmin, Ltd.................................................................   129,835      52,464
    Pick'n Pay Stores, Ltd......................................................   368,713   2,159,896
    Pinnacle Technology Holdings, Ltd...........................................   323,236     661,681
    Pioneer Foods, Ltd..........................................................   211,905   1,633,640
    Pretoria Portland Cement Co., Ltd........................................... 1,214,946   4,832,689
   #PSG Group, Ltd..............................................................   549,665   4,181,697
    Rainbow Chicken, Ltd........................................................    66,901     127,981
    Raubex Group, Ltd...........................................................   226,334     418,340
    Resilient Property Income Fund, Ltd.........................................   679,644   3,445,416
   #Reunert, Ltd................................................................   525,196   4,863,497
   *Royal Bafokeng Platinum, Ltd................................................    34,003     265,096
    Sanlam, Ltd................................................................. 4,860,089  20,877,420
    Santam, Ltd.................................................................    92,727   2,053,752
   *Sappi, Ltd.................................................................. 1,440,100   5,225,140
   *Sappi, Ltd. Sponsored ADR...................................................   399,244   1,409,331
    Sasol, Ltd..................................................................   208,820   9,890,431
   #Sasol, Ltd. Sponsored ADR...................................................   741,346  35,162,041
   *SecureData Holdings, Ltd....................................................   201,602      13,616
   *Sentula Mining, Ltd......................................................... 1,597,204     467,192
    Shoprite Holdings, Ltd......................................................   486,298   8,375,609
    Spar Group, Ltd. (The)......................................................   296,493   4,637,205

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
                                                                                    SHARES     VALUE++
                                                                                   --------- ------------
SOUTH AFRICA -- (Continued)
    Spur Corp., Ltd...............................................................   271,562 $    576,655
    Standard Bank Group, Ltd...................................................... 2,085,623   30,612,709
    Stefanutti Stocks Holdings, Ltd...............................................   135,167      190,289
  #*Steinhoff International Holdings, Ltd......................................... 3,280,560   11,971,211
    Sun International, Ltd........................................................   214,475    2,265,253
   *Super Group, Ltd..............................................................   849,005    1,604,638
    Telkom South Africa, Ltd......................................................   929,094    2,873,677
    Telkom South Africa, Ltd. Sponsored ADR.......................................    24,334      294,685
    Tiger Brands, Ltd.............................................................   184,087    6,760,488
    Tongaat-Hulett, Ltd...........................................................   282,213    3,809,859
   *Trans Hex Group, Ltd..........................................................    55,148       21,183
    Trencor, Ltd..................................................................   297,222    1,723,407
    Truworths International, Ltd..................................................   736,091    7,769,860
   *Tsogo Sun Holdings, Ltd.......................................................   240,821      579,279
    Value Group, Ltd..............................................................    95,008       64,301
   *Village Main Reef, Ltd........................................................   719,512      156,798
    Vodacom Group, Ltd............................................................   318,672    4,446,821
    Vukile Property Fund, Ltd.....................................................   312,239      625,400
   *Wesizwe Platinum, Ltd.........................................................   453,480       63,636
    Wilson Bayly Holme-Ovcon, Ltd.................................................   237,392    4,153,319
    Woolworths Holdings, Ltd...................................................... 1,324,745    8,309,374
    Zeder Investments, Ltd........................................................   147,603       52,902
                                                                                             ------------
TOTAL SOUTH AFRICA................................................................            651,062,785
                                                                                             ------------
SOUTH KOREA -- (13.7%)............................................................
   #Aekyung Petrochemical Co., Ltd................................................    12,656      274,087
    Amorepacific Corp.............................................................     5,317    5,103,985
   #Amorepacific Group............................................................    10,299    2,588,663
   *Artone Paper Manufacturing Co., Ltd...........................................     1,875        3,440
   #Asia Cement Manufacturing Co., Ltd............................................     9,889      423,045
    Asia Paper Manufacturing Co., Ltd.............................................     3,740       35,297
   *Asiana Airlines, Inc..........................................................   328,360    1,852,378
   *AUK Corp......................................................................   162,680      381,562
   #Baiksan Co., Ltd..............................................................    30,100       64,003
   *Basic House Co., Ltd. (The)...................................................    24,670      347,536
    Bing Grae Co., Ltd............................................................    18,616    1,070,079
  #*BNG Steel Co., Ltd............................................................    33,500      364,130
   *Boo Kook Securities Co., Ltd..................................................     4,620       69,615
    Boryung Pharmaceutical Co., Ltd...............................................    12,310      143,147
   *Brain Technology Industries Co., Ltd..........................................    83,700      155,223
    BS Financial Group, Inc.......................................................   335,290    3,433,286
    Bu Kwang Pharmaceutical Co., Ltd..............................................    52,819      542,155
    BYC Co., Ltd..................................................................       190       31,985
   *Byuck San Corp................................................................     4,490       94,359
   *Byuck San Engineering & Construction Co., Ltd.................................    10,240        8,834
   #Capro Corp....................................................................    80,290    1,385,866
   #Charm Engineering Co., Ltd....................................................    77,090      168,168
    Cheil Industrial, Inc.........................................................   133,921   11,420,282
   #Cheil Worldwide, Inc..........................................................   203,210    3,526,112
  #*Chin Hung International, Inc..................................................   106,987      117,420
    China Ocean Resources Co., Ltd................................................   145,820      547,207
    Cho Kwang Leather Co., Ltd....................................................     6,000       75,619
   *Cho Kwang Paint Co., Ltd......................................................    14,050      106,004
    Choil Aluminum Manufacturing Co., Ltd.........................................     3,320       38,190
   #Chong Kun Dang Pharmaceutical Corp............................................    38,574      540,033
    Choongwae Holdings Co., Ltd...................................................   109,106      233,121
    Chosun Refractories Co., Ltd..................................................     2,127      115,595
    CJ CGV Co., Ltd...............................................................    30,110      705,945
    CJ Cheiljedang Corp...........................................................    19,595    6,473,530
    CJ Corp.......................................................................    59,325    4,089,255
   *CJ E&M Corp...................................................................    11,693      290,755

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
                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
SOUTH KOREA -- (Continued)
   *CJ Korea Express Corp.......................................................  28,002 $1,929,622
  #*CJ Seafood Corp.............................................................  46,990    108,274
    CKD Bio Corp................................................................  10,200     95,551
   #Cosmax, Inc.................................................................  27,100    441,709
   *CosmoAM&T Co., Ltd..........................................................  18,360     82,810
   *Cosmochemical Co., Ltd......................................................  35,100    357,369
    Crown Confectionery Co., Ltd................................................   2,637    372,082
    Dae Dong Industrial Co., Ltd................................................  27,440    126,131
    Dae Han Flour Mills Co., Ltd................................................   3,592    415,812
    Dae Won Kang Up Co., Ltd....................................................  76,520    421,908
   *Daechang Co., Ltd........................................................... 218,380    239,982
   #Daeduck Electronics Co., Ltd................................................  97,740    997,083
    Daeduck Industries Co., Ltd.................................................  74,340    825,189
   *Daegu Department Store Co., Ltd.............................................  27,260    322,498
    Daehan Steel Co., Ltd.......................................................  41,210    261,765
    Daehan Synthetic Fiber Co., Ltd.............................................   1,234     71,876
    Dae-Il Corp.................................................................  44,560    245,283
    Daekyo Co., Ltd.............................................................  76,070    401,768
  #*Daekyung Machinery & Engineering Co., Ltd...................................  49,420     95,362
    Daelim Industrial Co., Ltd..................................................  96,176  8,853,099
    Daelim Trading Co., Ltd.....................................................   3,405     12,289
    Daesang Corp................................................................  77,147  1,238,838
    Daesang Holdings Co., Ltd...................................................  53,580    205,300
    Daesung Group Partners Co., Ltd.............................................   3,000    110,989
    Daesung Holdings Co., Ltd...................................................  24,550    136,460
   *Daesung Industrial Co., Ltd.................................................  10,168    187,753
    Daewon Pharmaceutical Co., Ltd..............................................  13,299     58,345
  #*Daewoo Engineering & Construction Co., Ltd.................................. 292,915  2,433,593
   #Daewoo International Corp...................................................  80,907  2,335,565
   *Daewoo Securities Co., Ltd.................................................. 636,667  6,404,165
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd........................... 271,560  7,554,118
    Daewoong Co., Ltd...........................................................   2,832     36,609
  #*Daewoong Pharmaceutical Co., Ltd............................................  18,466    406,692
    Dahaam E-Tec Co., Ltd.......................................................   1,420     22,684
   *Daishin Securities Co., Ltd................................................. 152,220  1,312,721
   *Daiyang Metal Co., Ltd......................................................       1          1
   #Daou Technology, Inc........................................................ 104,880  1,042,418
   *Dayou Automotive Seat Technology Co., Ltd...................................  83,570    146,232
    DCM Corp....................................................................  16,370    141,793
    DGB Financial Group, Inc.................................................... 356,497  4,149,704
   #Digital Power Communications Co., Ltd.......................................  30,360     44,709
    Dong Ah Tire Industrial Co., Ltd............................................  14,820    146,217
   #Dong IL Rubber Belt Co., Ltd................................................  39,745    246,697
   *Dong Yang Gang Chul Co., Ltd................................................ 122,660    254,692
   #Dong-A Pharmaceutical Co., Ltd..............................................  29,547  1,932,967
   *Dong-Ah Geological Engineering Co., Ltd.....................................  22,660    203,977
    Dongaone Co., Ltd...........................................................  89,360    236,266
    Dongbang Agro Co., Ltd......................................................   8,450     49,455
    Dongbang Transport Logistics Co., Ltd.......................................  67,790    384,704
   *Dongbu Corp.................................................................  30,700    120,128
  #*Dongbu HiTek Co., Ltd.......................................................  89,118    629,860
   *Dongbu Insurance Co., Ltd...................................................  95,045  3,785,142
   *Dongbu Securities Co., Ltd..................................................  85,631    341,101
   *Dongbu Steel Co., Ltd.......................................................  93,605    461,491
    Dong-Il Corp................................................................   4,187    187,523
    Dongil Industries Co., Ltd..................................................   4,838    229,074
   #Dongkuk Steel Mill Co., Ltd................................................. 150,220  2,322,600
   *Dongsung Holdings Co., Ltd..................................................  16,370     56,563
   #Dongwha Pharm Co., Ltd......................................................  60,855    261,578
   #Dongwon F&B Co., Ltd........................................................   4,727    286,597
   #Dongwon Industries Co., Ltd.................................................   4,216    683,537

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
                                                                                 SHARES    VALUE++
                                                                                 ------- -----------
SOUTH KOREA -- (Continued)
  #*Dongwon Systems Corp........................................................ 172,620 $   189,882
   *Dongyang Engineering & Construction Corp....................................     405      14,246
   #Dongyang Mechatronics Corp..................................................  72,099     866,670
   *Doosan Construction & Engineering Co., Ltd.................................. 130,290     364,531
   #Doosan Corp.................................................................  33,091   4,020,609
    Doosan Heavy Industries & Construction Co., Ltd............................. 120,141   5,632,490
  #*Doosan Infracore Co., Ltd................................................... 251,100   4,657,782
  #*DuzonBIzon Co., Ltd.........................................................  52,650     319,883
   #E1 Corp.....................................................................   8,265     359,135
   *Eagon Industrial Co., Ltd...................................................   7,180      34,154
    E-Mart Co., Ltd.............................................................  55,790  13,238,732
   *Eugene Investment & Securities Co., Ltd..................................... 191,525     544,089
    F&F Co., Ltd................................................................   9,410      58,154
    Fila Korea, Ltd.............................................................  26,249   1,867,934
  #*Firstech Co., Ltd...........................................................  58,476     117,989
   *Foosung Co., Ltd............................................................ 130,693     709,602
   #Fursys, Inc.................................................................  10,506     284,244
   #Gaon Cable Co., Ltd.........................................................   4,332      76,244
    GIIR, Inc...................................................................  13,310      97,000
   #Global & Yuasa Battery Co., Ltd.............................................  23,160     929,014
   *Golden Bridge Investment & Securities Co., Ltd..............................  66,720      72,592
    Grand Korea Leisure Co., Ltd................................................  43,770     915,422
   #Green Cross Corp............................................................  14,333   1,693,886
    Green Cross Holdings Corp...................................................  83,690     951,620
   *Green Non-Life Insurance Co., Ltd...........................................  14,915      21,545
    GS Engineering & Construction Corp.......................................... 101,306   7,510,558
   #GS Global Corp..............................................................  41,631     448,180
    GS Holdings Corp............................................................ 176,186   9,195,915
    Gwangju Shinsegae Co., Ltd..................................................   1,898     359,862
   #Hae In Co., Ltd.............................................................  18,810      72,459
    Halla Climate Control Corp.................................................. 103,750   2,098,267
    Halla Engineering & Construction Corp.......................................  63,084     646,115
   #Han Kuk Carbon Co., Ltd.....................................................  71,780     355,629
   *Han Yang Securities Co., Ltd................................................  18,020     106,139
    Hana Financial Group, Inc................................................... 621,672  21,193,512
   *Hanall Biopharma Co., Ltd...................................................  66,420     509,333
    Handok Pharmaceuticals Co., Ltd.............................................   5,230      57,288
    Handsome Co., Ltd...........................................................  56,044   1,885,849
   #Hanil Cement Co., Ltd.......................................................  13,687     543,146
   *Hanil Engineering & Construction Co., Ltd...................................   3,517       5,659
   #Hanil E-Wha Co., Ltd........................................................  92,160     769,209
   *Hanjin Heavy Industries & Construction Co., Ltd............................. 132,909   1,952,173
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd....................  47,645     325,606
   *Hanjin Shipping Co., Ltd.................................................... 332,454   4,537,074
  #*Hanjin Shipping Holdings Co., Ltd...........................................  34,924     221,642
   #Hanjin Transportation Co., Ltd..............................................  31,510     530,584
   *Hankook Cosmetics Co., Ltd..................................................  12,893      19,934
   *Hankook Cosmetics Manufacturing Co., Ltd....................................   3,526      11,381
   #Hankook Shell Oil Co., Ltd..................................................   1,688     321,783
   #Hankook Tire Manufacturing Co., Ltd......................................... 204,160   8,612,633
    Hankuk Glass Industries, Inc................................................   3,770      78,223
    Hankuk Paper Manufacturing Co., Ltd.........................................   6,900     114,693
   *Hanmi Holdings Co., Ltd.....................................................   3,977      66,511
   *Hanmi Pharm Co., Ltd........................................................  21,164   1,123,384
    Hanmi Semiconductor Co., Ltd................................................  40,240     206,335
    Hansae Co., Ltd.............................................................  16,029     123,991
    Hansae Yes24 Holdings Co., Ltd..............................................  46,287     373,311
    Hanshin Construction Co., Ltd...............................................   6,450      48,925
  #*Hanshin Development & Power Co., Ltd........................................  36,290     167,615
   #Hansol Chemical Co., Ltd....................................................  33,190     517,846
   #Hansol CSN Co., Ltd......................................................... 158,170     188,837

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CONTINUED


                                                                                 SHARES    VALUE++
                                                                                 ------- -----------
SOUTH KOREA -- (Continued)
  #*Hansol HomeDeco Co., Ltd....................................................  56,180 $    63,110
    Hansol Paper Co., Ltd....................................................... 147,040     995,645
  #*Hansol Technics Co., Ltd....................................................  40,319     725,781
   #Hanssem Co., Ltd............................................................  22,420     438,287
   *Hanwha Chemical Corp........................................................ 290,772   5,691,014
    Hanwha Corp................................................................. 159,212   4,057,020
   *Hanwha General Insurance Co., Ltd...........................................  62,924     358,708
   *Hanwha Securities Co., Ltd.................................................. 219,961     869,909
    Hanwha Timeworld Co., Ltd...................................................   4,750      81,259
   *Heung-A Shipping Co., Ltd................................................... 143,598     109,486
   *Heungkuk Fire & Marine Insurance Co., Ltd...................................  24,279     105,400
   #Hite Holdings Co., Ltd......................................................  22,954     213,178
    Hite Jinro Co., Ltd......................................................... 114,705   2,478,705
   *HMC Investment Securities Co., Ltd..........................................  62,110     729,738
   #Honam Petrochemical Corp....................................................  23,173   5,537,260
   #Hotel Shilla Co., Ltd.......................................................  72,480   3,380,646
    HS R&A Co., Ltd.............................................................  11,450     151,421
   #Huchems Fine Chemical Corp..................................................  67,205   1,339,433
    Husteel Co., Ltd............................................................  13,160     282,782
   *Hwa Sung Industrial Co., Ltd................................................   2,500       6,771
    Hwacheon Machine Tool Co., Ltd..............................................   4,272     194,149
   #Hwashin Co., Ltd............................................................  74,770     705,992
    Hyosung Corp................................................................  93,190   4,743,120
   *Hyundai Cement Co., Ltd.....................................................   6,730      43,627
   #Hyundai Corp................................................................  28,020     571,592
    Hyundai Department Store Co., Ltd...........................................  33,994   4,780,680
    Hyundai Development Co...................................................... 231,019   4,835,884
   #Hyundai Elevator Co., Ltd...................................................  12,788   1,133,192
    Hyundai Engineering & Construction Co., Ltd.................................  93,142   5,846,697
    Hyundai Engineering Plastics Co., Ltd.......................................  48,740     241,057
    Hyundai Glovis Co., Ltd.....................................................  20,093   3,924,456
   #Hyundai Greenfood Co., Ltd.................................................. 149,920   2,103,760
    Hyundai Heavy Industries Co., Ltd...........................................  69,177  17,190,492
    Hyundai Home Shopping Network Corp..........................................  18,319   2,223,952
   #Hyundai Hysco Co., Ltd......................................................  83,760   2,943,130
    Hyundai Marine & Fire Insurance Co., Ltd.................................... 177,130   4,527,787
  #*Hyundai Merchant Marine Co., Ltd............................................  79,560   2,016,135
   #Hyundai Mipo Dockyard Co., Ltd..............................................  25,099   2,705,630
    Hyundai Mobis...............................................................  72,830  19,690,823
    Hyundai Motor Co., Ltd...................................................... 249,816  58,974,134
   *Hyundai Securities Co., Ltd................................................. 499,713   4,090,273
   #Hyundai Steel Co............................................................ 152,901  13,228,638
  #*IHQ, Inc....................................................................  82,070     186,030
    Il Dong Pharmaceutical Co., Ltd.............................................  29,580     171,056
   *Il Yang Pharmaceutical Co., Ltd.............................................  31,592     678,055
    Iljin Diamond Co., Ltd......................................................  16,130     113,280
    Iljin Display Co., Ltd......................................................  33,110     350,646
    Iljin Electric Co., Ltd.....................................................  66,434     281,748
    Iljin Holdings Co., Ltd.....................................................  28,743      49,123
    Ilshin Spinning Co., Ltd....................................................   3,958     279,294
    Ilsung Pharmaceutical Co., Ltd..............................................   2,791     216,291
    iMarketKorea, Inc...........................................................  37,730     656,266
    Incheon City Gas Co., Ltd...................................................      10         190
    Industrial Bank of Korea, Ltd............................................... 565,250   6,206,789
    InziControls Co., Ltd.......................................................  27,650     174,994
   #IS Dongseo Co., Ltd.........................................................  32,730     320,365
   #ISU Chemical Co., Ltd.......................................................  36,720     806,668
   #IsuPetasys Co., Ltd.........................................................  99,570     450,670
    Jahwa Electronics Co., Ltd..................................................  31,040     287,314
    Jeil Pharmaceutical Co......................................................  23,450     342,085
   *Jeil Savings Bank...........................................................   3,200          85

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CONTINUED


                                                                                 SHARES    VALUE++
                                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    Jeonbuk Bank, Ltd........................................................... 200,637 $   838,767
   *Jinheung Savings Bank.......................................................  14,257      29,515
   #JW Pharmaceutical Corp......................................................  25,897     306,637
   #Kangwon Land, Inc........................................................... 159,080   3,405,610
    KB Financial Group, Inc..................................................... 186,390   6,306,146
    KB Financial Group, Inc. ADR................................................ 433,775  14,717,986
   *KC Cottrell Co., Ltd........................................................   9,550     129,493
   #KC Tech Co., Ltd............................................................  69,276     286,834
    KCC Corp....................................................................  16,724   4,276,695
   *KCO Energy, Inc.............................................................      70         310
   #Keangnam Enterprises, Ltd...................................................  34,245     242,975
   *KEC Corp....................................................................  26,663      16,916
    KEPCO Engineering & Construction Co., Inc...................................  16,876   1,021,004
   *KEPCO Plant Service & Engineering Co., Ltd..................................  19,820     728,909
   #Keyang Electric Machinery Co., Ltd..........................................  77,900     195,253
    KG Chemical Corp............................................................  14,330     105,255
    Kia Motors Corp............................................................. 218,671  16,045,857
   *KIC, Ltd....................................................................  18,990      15,265
    KISCO Corp..................................................................  14,658     317,155
    KISCO Holdings Co., Ltd.....................................................   2,565      83,721
   *Kishin Corp.................................................................  41,100     189,283
   #KISWIRE, Ltd................................................................  18,462     594,255
   *Kiwoom Securities Co., Ltd..................................................  29,376   1,742,319
   *KleanNara Co., Ltd..........................................................   5,410      19,124
   *Kolao Holdings..............................................................  30,250     335,701
   #Kolon Corp..................................................................  15,105     311,511
    Kolon Global Corp........................................................... 134,980     672,887
    Kolon Industries, Inc.......................................................  64,383   3,550,598
    Ko-one Energy Service.......................................................   6,090     154,617
   *Korea Cast Iron Pipe Co., Ltd...............................................  22,220      72,741
  #*Korea Circuit Co., Ltd......................................................  25,880     252,538
    Korea Cottrell Co., Ltd.....................................................  37,344      78,451
   *Korea Development Co., Ltd..................................................  18,560      30,082
   *Korea Development Leasing Corp..............................................   5,835     116,086
   *Korea Electric Power Corp...................................................  98,900   1,897,294
  #*Korea Electric Power Corp. Sponsored ADR.................................... 375,273   3,565,094
    Korea Electric Terminal Co., Ltd............................................  21,730     427,435
    Korea Exchange Bank......................................................... 891,799   6,744,307
   #Korea Flange Co., Ltd.......................................................   9,630     114,831
    Korea Gas Corp..............................................................  72,828   2,835,156
   *Korea Investment Holdings Co., Ltd.......................................... 166,840   5,724,276
  #*Korea Kolmar Co., Ltd.......................................................  55,523     446,703
   *Korea Life Insurance Co., Ltd............................................... 600,520   3,619,565
  #*Korea Line Corp.............................................................   5,171      84,978
   #Korea Petrochemical Industrial Co., Ltd.....................................   8,943     668,658
   *Korea Reinsurance Co., Ltd.................................................. 263,549   3,182,953
   *Korea Savings Bank..........................................................   2,438       6,626
    Korea United Pharm, Inc.....................................................  29,860     133,307
    Korea Zinc Co., Ltd.........................................................  15,789   5,086,430
   *Korean Air Co., Ltd......................................................... 102,107   4,000,963
    Korean Air Terminal Service Co., Ltd........................................   4,470     125,100
   #KP Chemical Corp............................................................ 195,260   2,468,425
    KPX Chemical Co., Ltd.......................................................   4,524     206,934
   #KPX Fine Chemical Co., Ltd..................................................   3,402      96,784
    KPX Holdings Corp...........................................................     963      36,783
    KT Corp.....................................................................  19,320     501,008
    KT Corp. Sponsored ADR...................................................... 140,282   1,802,624
    KT&G Corp................................................................... 178,721  12,265,320
   *KTB Investment & Securities Co., Ltd........................................ 190,440     364,432
    Kukdo Chemical Co., Ltd.....................................................  13,384     569,428
    Kumho Electric Co., Ltd.....................................................  12,118     217,541

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CONTINUED


                                                                                 SHARES    VALUE++
                                                                                 ------- -----------
SOUTH KOREA -- (Continued)
  #*Kumho Industrial Co., Ltd...................................................   9,921 $    56,159
   *Kumho Investment Bank....................................................... 106,630      69,687
    Kumho Petro chemical Co., Ltd...............................................  28,044   2,617,059
   *Kumho Tire Co., Inc.........................................................  82,972   1,027,329
    Kumkang Industrial Co., Ltd.................................................   1,800      17,663
    Kunsul Chemical Industrial Co., Ltd.........................................   6,880      91,467
   #Kwang Dong Pharmaceutical Co., Ltd.......................................... 139,770     495,398
  #*Kwang Myung Electric Engineering Co., Ltd...................................  85,510     201,310
    Kyeryong Construction Industrial Co., Ltd...................................  16,700     193,253
   *Kyobo Securities Co., Ltd...................................................  66,690     293,681
    Kyung Nong Corp.............................................................   9,330      24,927
   *Kyungbang Co., Ltd..........................................................   1,358     117,867
    Kyungdong City Gas Co., Ltd.................................................   6,213     303,350
   #Kyung-In Synthetic Corp.....................................................  61,500     146,584
    Kyungnam Energy Co., Ltd....................................................  29,110      93,559
    LG Chemical, Ltd............................................................  37,454   9,362,098
    LG Corp..................................................................... 237,959  12,043,943
   *LG Display Co., Ltd......................................................... 313,850   6,928,360
   *LG Display Co., Ltd. ADR.................................................... 695,342   7,766,970
   #LG Electronics, Inc......................................................... 296,139  18,271,467
    LG Fashion Corp.............................................................  59,422   1,972,343
    LG Hausys, Ltd..............................................................  26,231   1,497,900
   #LG Household & Healthcare Co., Ltd..........................................   9,719   5,090,038
   *LG Innotek Co., Ltd.........................................................  31,371   2,242,057
    LG International Corp.......................................................  97,669   3,982,097
   #*LG Life Sciences, Ltd......................................................  32,553     879,499
    LG Uplus Corp............................................................... 943,000   4,656,335
    LIG Insurance Co., Ltd...................................................... 123,700   2,561,586
    Livart Furniture Co., Ltd...................................................  11,590      66,740
   #Lotte Chilsung Beverage Co., Ltd............................................   2,532   2,855,238
    Lotte Confectionary Co., Ltd................................................   2,338   3,533,197
    Lotte Midopa Co., Ltd.......................................................  68,040     859,013
   *Lotte Non-Life Insurance Co., Ltd...........................................  43,170     218,973
   #Lotte Sam Kang Co., Ltd.....................................................   2,827   1,205,833
    Lotte Shopping Co., Ltd.....................................................  28,856   8,944,110
   *Lotte Tour Development Co., Ltd.............................................   5,940      73,501
   #LS Corp.....................................................................  69,953   4,660,653
   #LS Industrial Systems Co., Ltd..............................................  33,231   1,690,632
    Macquarie Korea Infrastructure Fund......................................... 609,578   2,986,609
   *Mando Corp..................................................................  28,151   4,483,081
   *Meritz Financial Holdings Co., Ltd..........................................  53,307     127,118
    Meritz Fire Marine Insurance Co., Ltd....................................... 204,981   2,112,630
   *Meritz Securities Co., Ltd.................................................. 647,080     450,468
    Mi Chang Oil Industrial Co., Ltd............................................   1,303      54,446
   *Mirae Asset Securities Co., Ltd.............................................  97,851   2,972,190
   *Miwon Chemicals Co., Ltd....................................................   1,200      24,291
    Miwon Commercial Co., Ltd...................................................     447      38,834
   *Miwon Specialty Chemical Co., Ltd...........................................     371      49,445
  #*Monalisa Co., Ltd...........................................................  28,400      72,834
   *MonAmi Co., Ltd.............................................................  26,680      88,554
   #Moorim P&P Co., Ltd......................................................... 113,230     479,726
   #Moorim Paper Co., Ltd.......................................................  61,100     141,186
    Motonic Corp................................................................  35,510     240,744
   #Namhae Chemical Corp........................................................  75,680     619,318
   *Namkwang Engineering & Construction Co., Ltd................................   3,874      15,360
   *Namsun Aluminum Co., Ltd.................................................... 138,696      80,008
    Namyang Dairy Products Co., Ltd.............................................   1,115     640,891
   *Nasan Co., Ltd..............................................................   8,964       4,848
    National Plastic Co.........................................................  56,760     123,638
   #NCsoft Corp.................................................................  25,292   6,523,181
    Nexen Corp..................................................................  21,762   1,032,447

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CONTINUED


                                                                                 SHARES    VALUE++
                                                                                 ------- ------------
SOUTH KOREA -- (Continued)
   *NH Investment & Securities Co., Ltd......................................... 112,018 $    524,289
    NHN Corp....................................................................  43,351    9,800,151
   #NICE Holdings Co., Ltd......................................................   1,472       65,438
    NICE Information Service Co., Ltd...........................................     191        4,318
    NK Co., Ltd.................................................................  63,370      248,609
   #Nong Shim Holdings Co., Ltd.................................................   5,257      238,122
    NongShim Co., Ltd...........................................................  12,516    2,503,100
    Noroo Holdings Co., Ltd.....................................................  15,701       99,083
    NOROO Paint & Coatings Co., Ltd.............................................   3,854       10,718
   #OCI Co., Ltd................................................................  33,799    6,354,235
   *Orientbio, Inc.............................................................. 214,491      130,873
    ORION Corp..................................................................   5,920    4,688,645
    Ottogi Corp.................................................................   4,770      699,616
    Pacific Pharmaceutical Co., Ltd.............................................     902       16,816
   *Paik Kwang Industrial Co., Ltd..............................................   1,805       70,912
   #Pang Rim Co., Ltd...........................................................   2,820       30,973
  #*PaperCorea, Inc............................................................. 104,300       66,309
   *Pharmicell Co., Ltd.........................................................  44,540      219,828
    Poongsan Corp...............................................................  76,058    2,000,884
    Poongsan Holdings Corp......................................................  13,110      278,047
   #POSCO.......................................................................  15,345    5,083,469
   #POSCO ADR................................................................... 378,227   31,487,398
    POSCO Coated & Color Steel Co., Ltd.........................................   6,940      106,258
    Pulmuone Co., Ltd...........................................................   4,808      170,408
    Pusan City Gas Co., Ltd.....................................................  19,110      309,114
   *RNL BIO Co., Ltd............................................................ 215,387      801,017
   *S&T Corp....................................................................   8,318      134,795
    S&T Dynamics Co., Ltd.......................................................  88,566    1,064,791
    S&T Holdings Co., Ltd.......................................................  23,167      231,495
   #S&T Motiv Co., Ltd..........................................................  24,450      579,082
  #*S&T Motors Co., Ltd......................................................... 360,460      225,143
    S1 Corp.....................................................................  38,199    1,907,313
  #*Saehan Industries, Inc...................................................... 855,020      588,301
    Saeron Automotive Corp......................................................  22,010       94,464
    Sajo Industries Co., Ltd....................................................   5,776      242,566
    Sajodaerim Corp.............................................................   6,550       86,791
   #Sam Jin Pharmaceutical Co., Ltd.............................................  34,975      266,903
   #Sam Kwang Glass Industrial Co., Ltd.........................................   9,423      421,429
    Sam Lip General Foods Co., Ltd..............................................  12,050      186,660
    Sam Yung Trading Co., Ltd...................................................  15,784       83,808
  #*Sambu Construction Co., Ltd.................................................  10,386       53,641
   #Samchully Co., Ltd..........................................................   8,603      692,886
    Samho Development Co., Ltd..................................................  16,464       34,026
    Samhwa Crown & Closure Co., Ltd.............................................      38          689
    Samhwa Paints Industrial Co., Ltd...........................................  10,810       35,276
   #Samick Musical Instruments Co., Ltd......................................... 230,050      298,391
    Samick THK Co., Ltd.........................................................  24,200      139,733
   #Samsung C&T Corp............................................................ 277,640   18,782,254
    Samsung Card Co., Ltd.......................................................  43,208    1,322,557
    Samsung Climate Control Co., Ltd............................................   4,190       29,152
    Samsung Electro-Mechanics Co., Ltd.......................................... 124,348   11,961,855
   #Samsung Electronics Co., Ltd................................................ 129,754  158,813,880
   #Samsung Engineering Co., Ltd................................................  27,632    5,231,429
    Samsung Fine Chemicals Co., Ltd.............................................  60,613    2,894,762
    Samsung Fire & Marine Insurance, Ltd........................................  78,985   15,073,191
    Samsung Heavy Industries Co., Ltd........................................... 335,720   12,274,002
    Samsung Life Insurance Co., Ltd.............................................  83,064    7,332,728
   #Samsung SDI Co., Ltd........................................................ 117,840   16,885,399
   *Samsung Securities Co., Ltd................................................. 160,988    7,079,083
   #Samsung Techwin Co., Ltd....................................................  88,264    5,368,565
    Samwha Capacitor Co., Ltd...................................................  11,760       63,136

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CONTINUED

                                                                                 SHARES    VALUE++
                                                                                 ------- -----------
SOUTH KOREA -- (Continued)
  #*Samwhan Corp................................................................  13,890 $    48,870
   *Samyang Corp................................................................   6,029     253,670
   #Samyang Foods Co., Ltd......................................................  12,550     250,989
   #Samyang Genex Co., Ltd......................................................   2,931     134,274
    Samyang Holdings Corp.......................................................  11,895     630,887
    Samyang Tongsang Co., Ltd...................................................     720      14,863
    Samyoung Chemical Co., Ltd..................................................  99,690     349,919
   #Samyoung Electronics Co., Ltd...............................................  36,150     297,715
    SAVEZONE I&C Corp...........................................................  54,000     133,931
    SBS Media Holdings Co., Ltd................................................. 163,600     427,010
   #Seah Besteel Corp...........................................................  36,740   1,460,440
    SeAH Holdings Corp..........................................................   3,091     324,881
   #SeAH Steel Corp.............................................................   8,753     680,816
   #Sebang Co., Ltd.............................................................  34,390     459,559
   #Sejong Industrial Co., Ltd..................................................  31,440     357,343
    Sempio Foods Co.............................................................     980      16,530
    Seoul City Gas Co., Ltd.....................................................   1,161      47,849
   #Seowon Co., Ltd.............................................................  55,740     170,549
   *Serim Paper Manufacturing Co., Ltd..........................................  17,993      18,378
   *Seshin Co., Ltd.............................................................   2,000          53
   *Sewon Cellontech Co., Ltd................................................... 104,824     327,262
   *SGWICUS Corp................................................................ 127,060      53,112
   *SH Chemical Co., Ltd........................................................  25,160      13,446
   *Shell-Line Co., Ltd.........................................................   8,200      38,034
  #*Shin Won Corp...............................................................  69,550      81,246
   *Shinhan Engineering & Construction Co., Ltd.................................   4,013      16,654
    Shinhan Financial Group Co., Ltd............................................ 332,975  11,556,355
    Shinhan Financial Group Co., Ltd. ADR....................................... 193,561  13,460,232
    Shinhung Co., Ltd...........................................................   1,810      13,808
    Shinpoong Pharmaceutical Co., Ltd...........................................  90,146     357,923
    Shinsegae Co., Ltd..........................................................  25,608   5,610,036
    Shinsegae Engineering & Construction Co., Ltd...............................   1,750      22,660
    Shinsegae Information & Communication Co., Ltd..............................   2,129      96,192
   *Shinsung Solar Energy Co., Ltd.............................................. 112,015     300,189
   #Shinsung Tongsang Co., Ltd.................................................. 199,300     176,895
   *Shinyoung Securities Co., Ltd...............................................  11,100     287,314
   #Silla Trading Co., Ltd......................................................  18,474     221,051
    Sindo Ricoh Co., Ltd........................................................   8,629     420,013
    SJM Co., Ltd................................................................  14,244      89,755
    SJM Holdings Co., Ltd.......................................................   8,714      29,070
    SK C&C Co., Ltd.............................................................  24,798   2,043,988
   #SK Chemicals Co., Ltd.......................................................  50,275   2,494,943
   #SK Gas Co., Ltd.............................................................  10,298     565,283
    SK Holdings Co., Ltd........................................................  89,228   9,499,619
  #*SK Hynix, Inc............................................................... 697,881  17,200,973
    SK Innovation Co., Ltd...................................................... 101,169  13,984,349
    SK Networks Co., Ltd........................................................ 456,972   3,757,290
   *SK Securities Co., Ltd...................................................... 918,240     957,553
    SK Telecom Co., Ltd.........................................................   9,264   1,109,332
    SK Telecom Co., Ltd. ADR.................................................... 170,500   2,305,160
   #SKC Co., Ltd................................................................  53,920   1,853,220
   #SL Corp.....................................................................  47,880     821,442
   #S-Oil Corp..................................................................  49,007   4,201,431
    Songwon Industrial Co., Ltd.................................................  52,070     379,564
    Soosan Heavy Industries Co., Ltd............................................  11,350      18,302
   *Ssangbangwool & Trygroup.................................................... 243,690     230,902
  #*Ssangyong Cement Industrial Co., Ltd........................................  77,237     327,433
    STX Corp.................................................................... 136,918   1,491,692
    STX Engine Co., Ltd.........................................................  82,190   1,036,985
    STX Metal Co, Ltd...........................................................  23,720     118,452
    STX Offshore & Shipbuilding Co., Ltd........................................ 214,366   2,403,406

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CONTINUED

                                                                                  SHARES      VALUE++
                                                                                 --------- --------------
SOUTH KOREA -- (Continued)
    STX Pan Ocean Co., Ltd......................................................   420,420 $    2,181,118
    Suheung Capsule Co., Ltd....................................................    19,060        201,284
    Sung Bo Chemicals Co., Ltd..................................................     1,020         23,166
   *Sung Jin Geotec Co., Ltd....................................................    43,330        464,526
    Sungchang Enterprise Holdings, Ltd..........................................    15,520        209,962
   *Sungshin Cement Co., Ltd....................................................    18,990         65,242
    Sunjin Co., Ltd.............................................................     8,347         54,589
   *Sunjin Holdings Co., Ltd....................................................     1,421         27,260
    Tae Kyung Industrial Co., Ltd...............................................    41,740        124,115
    TaeKwang Industrial Co., Ltd................................................     1,260      1,143,204
    Taeyoung Engineering & Construction Co., Ltd................................   138,720        609,402
  #*Taihan Electric Wire Co., Ltd...............................................   558,398      1,525,721
    Tailim Packaging Industries Co., Ltd........................................   105,990        128,087
    TCC Steel...................................................................    38,396        157,558
    Teems, Inc..................................................................     1,826         15,933
    Telcoware Co., Ltd..........................................................     2,000         13,585
   *Tong Yang Life Insurance Co., Ltd...........................................   130,720      1,153,309
   #Tong Yang Moolsan Co., Ltd..................................................    17,150        295,129
  #*Tong Yang Securities, Inc...................................................   193,093        744,787
   *Tongyang, Inc...............................................................   270,618        235,933
   #TS Corp.....................................................................    13,360        237,136
    Unid Co., Ltd...............................................................    12,083        437,310
    Union Steel Manufacturing Co., Ltd..........................................     9,090        117,964
   *VGX International, Inc......................................................    32,015         29,810
   *Visang Education, Inc.......................................................    17,026        113,512
    Whanin Pharmaceutical Co., Ltd..............................................    39,160        214,032
  #*Will-Bes & Co., Ltd. (The)..................................................   194,870        289,790
   #Woongjin Coway Co., Ltd.....................................................   119,900      3,831,258
   *Woongjin Energy Co., Ltd....................................................    62,530        375,472
  #*Woongjin Holdings Co., Ltd..................................................    77,050        408,923
    Woongjin Thinkbig Co., Ltd..................................................    68,998        679,577
    Woori Finance Holdings Co., Ltd............................................. 1,027,910     10,754,488
    Woori Finance Holdings Co., Ltd. ADR........................................     1,304         40,867
    Woori Financial Co., Ltd....................................................    32,250        467,317
   *Woori Investment & Securities Co., Ltd......................................   575,655      5,639,635
    WooSung Feed Co., Ltd.......................................................    68,250        316,451
    YESCO Co., Ltd..............................................................     6,060        141,289
    Yoosung Enterprise Co., Ltd.................................................     9,651         20,469
   #Youlchon Chemical Co., Ltd..................................................    39,680        281,113
    Young Poong Corp............................................................     2,138      1,945,673
    Youngone Corp...............................................................    67,250      1,455,671
   #Youngone Holdings Co., Ltd..................................................    18,745        935,856
   #Yuhan Corp..................................................................    28,014      2,623,623
   *Yuhwa Securities Co., Ltd...................................................     4,570         55,364
   *Yungjin Pharm Co., Ltd......................................................   204,093        305,804
                                                                                           --------------
TOTAL SOUTH KOREA...............................................................            1,132,014,369
                                                                                           --------------
TAIWAN -- (11.0%)...............................................................
   *A.G.V. Products Corp........................................................ 1,602,407        499,040
   *Ability Enterprise Co., Ltd................................................. 1,316,893      1,201,347
   *Abocom Systems, Inc.........................................................    70,154         15,206
    AcBel Polytech, Inc......................................................... 1,420,468        774,650
    Accton Technology Corp...................................................... 1,790,369      1,043,075
   #Ace Pillar Co., Ltd.........................................................   120,800        208,931
   #Acer, Inc................................................................... 7,154,127      8,153,390
    ACHEM Technology Corp.......................................................   558,150        289,266
    Action Electronics Co., Ltd.................................................   909,977        258,682
   #Adlink Technology, Inc......................................................   248,300        339,501
    Advanced Semiconductor Engineering, Inc..................................... 4,476,392      4,501,436
   *Advanced Semiconductor Engineering, Inc. ADR................................   626,154      3,174,601
  #*Advancetek Enterprise Co., Ltd..............................................   502,896        470,326

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CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- -----------
TAIWAN -- (Continued)
    Advantech Co., Ltd..........................................................    388,440 $ 1,314,223
   *Aiptek International, Inc...................................................     89,000       7,563
   #ALI Corp....................................................................    658,000     876,564
    Allis Electric Co., Ltd.....................................................    329,000      90,000
    Alpha Networks, Inc.........................................................  1,156,000     987,115
    Altek Corp..................................................................  1,508,085   1,101,511
   #Ambassador Hotel (The)......................................................  1,092,000   1,312,001
   #Ampoc Far East Co., Ltd.....................................................    332,567     318,013
    AmTRAN Technology Co., Ltd..................................................  3,091,944   2,327,226
   #APCB, Inc...................................................................    549,000     415,555
  #*Apex Biotechnology Corp.....................................................    246,435     688,507
   #Apex Medical Corp...........................................................    191,463     206,655
   #Apex Science & Engineering Corp.............................................    249,849     101,220
   *Arima Communications Corp...................................................    637,383     385,146
   *Arima Optoelectronics Corp..................................................    452,890      97,413
   #Asia Cement Corp............................................................  4,406,163   5,276,930
  #*Asia Optical Co., Inc.......................................................    858,000     708,867
    Asia Polymer Corp...........................................................    923,500   1,077,539
   #Asia Vital Components Co., Ltd..............................................  1,087,202     649,931
    Asrock, Inc.................................................................    123,000     468,201
   #Asustek Computer, Inc.......................................................  1,150,861  11,561,051
    Aten International Co., Ltd.................................................    221,715     422,881
   #AU Optronics Corp...........................................................  7,312,497   3,290,425
    AU Optronics Corp. Sponsored ADR............................................  1,468,697   6,594,450
    Audix Corp..................................................................    393,969     348,528
    Aurora Corp.................................................................    223,226     370,476
   #Aurora Systems Corp.........................................................    252,072     340,915
    AV Tech Corp................................................................    113,000     376,100
  #*Avermedia Technologies, Inc.................................................    808,037     642,821
   #Avision, Inc................................................................    691,263     239,811
   #Awea Mechantronic Co., Ltd..................................................    176,774     188,060
    Bank of Kaohsiung...........................................................  1,522,039     453,843
  #*Basso Industry Corp., Ltd...................................................    466,427     333,708
    BES Engineering Corp........................................................  5,631,050   1,469,425
   #Biostar Microtech International Corp........................................    618,712     321,253
  #*Bright Led Electronics Corp.................................................    508,180     375,432
    C Sun Manufacturing, Ltd....................................................    530,740     396,563
    Cameo Communications, Inc...................................................    881,116     236,964
    Capital Securities Corp.....................................................  7,329,210   2,606,033
   #Career Technology (MFG.) Co., Ltd...........................................    637,000     910,790
   *Carnival Industrial Corp....................................................  1,137,000     384,954
   #Catcher Technology Co., Ltd.................................................    690,872   4,386,497
    Cathay Chemical Works, Inc..................................................     35,000      13,429
   #Cathay Financial Holdings Co., Ltd..........................................  8,935,548   9,393,845
    Cathay Real Estate Development Co., Ltd.....................................  3,194,000   1,483,235
   #Central Reinsurance Co., Ltd................................................    376,897     152,988
   #Chain Qui Development Co., Ltd..............................................    334,464     230,899
    Champion Building Materials Co., Ltd........................................  1,240,390     537,363
   #Chang Hwa Commercial Bank................................................... 11,998,650   6,615,478
   #Chang Wah Electromaterials, Inc.............................................    121,260     313,288
   *Chang-Ho Fibre Corp.........................................................     49,000      15,938
   #Charoen Pokphand Enterprises Co., Ltd.......................................    741,000     352,662
   #CHC Resources Corp..........................................................    193,135     305,449
   Cheng Loong Corp.............................................................  3,366,160   1,303,432
   #Cheng Shin Rubber Industry Co., Ltd.........................................  1,754,395   4,349,127
   #Cheng Uei Precision Industry Co., Ltd.......................................  1,329,345   2,715,331
   #Chenming Mold Industrial Corp...............................................    350,708     259,578
    Chia Hsin Cement Corp.......................................................  1,677,483     766,012
   #Chia Ta World Co., Ltd......................................................     87,200      32,638
   #Chicony Electronics Co., Ltd................................................  1,264,103   2,453,522
   #Chien Kuo Construction Co., Ltd.............................................  1,096,706     523,333

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
                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
  *Chien Shing Stainless Steel Co., Ltd.....................    427,000 $    57,350
  #Chilisin Electronics Corp................................    354,784     175,087
  *Chimei Innolux Corp...................................... 15,251,545   6,278,726
   China Airlines, Ltd......................................  7,407,057   2,866,874
  #China Chemical & Pharmaceutical Co.......................  1,012,000     616,292
  #China Development Financial Holding Corp................. 26,847,924   6,754,891
  #China Ecotek Corp........................................    138,000     292,675
  #China Electric Manufacturing Co., Ltd....................  1,103,220     815,367
  *China General Plastics Corp..............................  1,199,000     472,809
   China Glaze Co., Ltd.....................................    490,162     265,456
   China Life Insurance Co., Ltd............................  3,861,634   3,423,869
  *China Man-Made Fiber Co., Ltd............................  4,300,662   1,442,159
   China Metal Products Co., Ltd............................    990,683     653,498
 #*China Motor Co., Ltd.....................................  2,348,716   1,931,421
   China Petrochemical Development Corp.....................  5,258,404   5,279,811
   China Steel Chemical Corp................................    321,998   1,496,497
  #China Steel Corp......................................... 19,631,584  19,489,853
  #China Steel Structure Co., Ltd...........................    380,000     392,022
   China Synthetic Rubber Corp..............................  1,898,818   1,850,643
  *China United Trust & Investment Corp.....................     50,053          --
 #*China Wire & Cable Co., Ltd..............................    614,000     171,446
   Chinatrust Financial Holdings Co., Ltd................... 17,963,983  11,387,046
   Chinese Maritime Transport, Ltd..........................    369,460     525,318
  *Ching Feng Home Fashions Industries Co., Ltd.............     94,841      20,454
   Chin-Poon Industrial Co., Ltd............................  1,462,617   1,313,260
  #Chong Hong Construction Co...............................    424,308     865,975
  #Chroma Ate, Inc..........................................    726,705   1,645,232
 #*Chun Yu Works & Co., Ltd.................................    705,000     220,856
   Chun Yuan Steel Industrial Co., Ltd......................  1,517,409     639,286
   Chung Hsin Electric & Machinery Co., Ltd.................  1,557,000     887,171
  #Chung Hung Steel Corp....................................  3,580,926   1,090,720
   Chung Hwa Pulp Corp......................................  1,844,530     624,709
  *Chunghwa Telecom Co., Ltd................................    816,000   2,551,483
   Chunghwa Telecom Co., Ltd. ADR...........................    362,818  11,240,102
  *Chungwa Picture Tubes Co., Ltd........................... 15,894,759     863,087
  #Chuwa Wool Industry Co., Ltd.............................    144,000      80,220
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.................    209,000      71,954
  #Clevo Co., Ltd...........................................  1,019,685   1,582,843
   *CMC Magnetics Corp...................................... 10,891,210   1,880,239
   Collins Co., Ltd.........................................    530,078     262,051
 #*Compal Communications, Inc...............................    691,744     968,845
   Compal Electronics, Inc..................................  9,259,560  10,600,699
 #*Compeq Manufacturing Co., Ltd............................  3,860,000   1,511,749
   Continental Holdings Corp................................  1,622,667     608,311
 #*Cosmo Electronics Corp...................................    135,245     113,942
  *Cosmos Bank Taiwan.......................................    858,570     251,503
   Coxon Precise Industrial Co., Ltd........................    387,000     526,193
  *Creative Sensor, Inc.....................................     21,000      10,833
   CSBC Corp. Taiwan........................................  1,344,000   1,085,121
   CTCI Corp................................................  1,138,896   2,192,677
  #CviLux Corp..............................................    179,672     269,476
   Cyberlink Corp...........................................    270,816     795,573
  #Cybertan Technology, Inc.................................  1,043,873     820,917
  #Da Cin Construction Co., Ltd.............................    611,809     389,040
  *Dah Fung CATV Co., Ltd...................................     99,000     193,610
   Darfon Electronics Corp..................................    994,700     649,152
   Davicom Semiconductor, Inc...............................    297,392     183,926
  #De Licacy Industries Co., Ltd............................    139,000      40,847
  #Delpha Construction Co., Ltd.............................    745,386     243,547
   Delta Electronics, Inc...................................  1,889,163   5,580,152
   Depo Auto Parts Industrial Co., Ltd......................    411,634     884,891

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
                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
  #Diamond Flower Electric Instrument Co., Ltd..............    239,571 $   185,836
   D-Link Corp..............................................  2,450,924   1,736,864
   Dynamic Electronics Co., Ltd.............................    837,008     318,460
   E.Sun Financial Holding Co., Ltd......................... 13,830,871   7,301,288
  *Eastern Media International Corp.........................  2,922,360     337,391
  #Eclat Textile Co., Ltd...................................    279,944     655,361
  *Edimax Technology Co., Ltd...............................    534,000     199,886
  #Edom Technology Co., Ltd.................................    215,600      71,866
   Elan Microelectronics Corp...............................    804,323   1,103,181
 #*E-Lead Electronic Co., Ltd...............................    145,846     177,479
   E-LIFE MALL Corp., Ltd...................................    218,000     471,512
   Elite Advanced Laser Corp................................    218,000     304,608
  #Elite Material Co., Ltd..................................  1,085,839     980,171
  *Elite Semiconductor Memory Technology, Inc...............    905,390     762,192
  *Elitegroup Computer Systems Co., Ltd.....................  2,476,334     682,044
  #EnTie Commercial Bank....................................  1,454,166     659,631
  #Epistar Corp.............................................  2,239,413   5,403,861
  *Eternal Chemical Co., Ltd................................  2,288,211   1,778,015
   Eva Airways Corp.........................................  4,829,712   2,886,785
  *Everest Textile Co., Ltd.................................    906,064     272,713
 #*Everfocus Electronics Corp...............................    137,340      44,099
   Evergreen International Storage & Transport Corp.........  2,036,000   1,001,543
   Evergreen Marine Corp., Ltd..............................  4,919,472   2,883,616
   Everlight Chemical Industrial Corp.......................  1,300,900     837,254
 #*Everlight Electronics Co., Ltd...........................  1,237,570   2,526,290
 #*Everspring Industry Co., Ltd.............................    310,000      86,136
  #Excel Cell Electronics Co., Ltd..........................    146,000      58,960
 #*Excelsior Medical Co., Ltd...............................    303,408     586,974
  #Far Eastern Department Stores Co., Ltd...................  2,158,449   2,312,395
  #Far Eastern International Bank...........................  5,079,430   2,004,665
   Far Eastern New Century Corp.............................  6,796,343   7,630,271
   Far EasTone Telecommunications Co., Ltd..................  1,958,000   4,236,915
  #Faraday Technology Corp..................................    790,822   1,099,207
 #*Farglory F T Z Investment Holding Co., Ltd...............    271,000     146,271
  #Farglory Land Development Co., Ltd.......................    901,771   1,658,898
   Favite, Inc..............................................    122,210      48,409
   Federal Corp.............................................  1,358,308     687,272
   Feng Hsin Iron & Steel Co., Ltd..........................  1,262,131   2,117,108
  #Feng Tay Enterprise Co., Ltd.............................    686,896     652,576
  #First Copper Technology Co., Ltd.........................    793,000     218,847
   First Financial Holding Co., Ltd......................... 17,151,541  10,220,321
   First Hotel..............................................    529,155     349,788
   First Insurance Co., Ltd.................................    725,640     314,563
   First Steamship Co., Ltd.................................    490,832     726,604
  #FLEXium Interconnect, Inc................................    331,349   1,054,608
  #Flytech Technology Co., Ltd..............................    168,586     406,815
  #Forhouse Corp............................................  1,624,304     911,911
  *Formosa Advanced Technologies Co., Ltd...................    483,000     490,491
   Formosa Chemicals & Fiber Co., Ltd.......................  3,311,134   9,557,104
  #Formosa Epitaxy, Inc.....................................  1,331,797   1,079,818
  #Formosa International Hotels Corp........................     79,571   1,074,231
   Formosa Oilseed Processing Co., Ltd......................    298,924     132,514
 #*Formosa Petrochemical Corp...............................    963,000   2,982,160
   Formosa Plastics Corp....................................  4,461,279  12,618,286
  #Formosa Taffeta Co., Ltd.................................  2,582,460   2,432,210
   Formosan Rubber Group, Inc...............................  1,744,000   1,112,297
   Formosan Union Chemical Corp.............................    991,001     716,175
 #*Fortune Electric Co., Ltd................................    477,304     224,986
  #Founding Construction & Development Co., Ltd.............    535,773     332,943
  #Foxconn Technology Co., Ltd..............................    754,983   2,642,433
  *Froch Enterprise Co., Ltd................................    648,000     242,610

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
                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
   FSP Technology, Inc......................................    561,414 $   519,058
   Fu I Industrial Co., Ltd.................................    242,397     122,554
   Fubon Financial Holding Co., Ltd.........................  8,099,894   8,379,933
   Fullerton Technology Co., Ltd............................    359,670     360,136
   Fwusow Industry Co., Ltd.................................    715,915     373,917
  #G Shank Enterprise Co., Ltd..............................    638,445     330,630
  *Gamma Optical Co., Ltd...................................    187,900      47,065
  #Gem Terminal Industries Co., Ltd.........................    313,938     148,069
  #Gemtek Technology Corp...................................  1,199,574   1,112,678
  #General Plastic Industrial Co., Ltd......................    192,684     184,309
  *Genesis Photonics, Inc...................................    721,241     878,319
   Genius Electronic Optical Co., Ltd.......................     90,417     603,934
   GeoVision, Inc...........................................    100,984     429,063
   Getac Technology Corp....................................  1,455,281   1,006,301
   Giant Manufacturing Co., Ltd.............................    517,363   2,586,929
  *Giantplus Technology Co., Ltd............................    725,000     215,005
   Giga Solution Tech Co., Ltd..............................    282,000     189,903
  #Giga Storage Corp........................................  1,104,728     842,009
   Giga-Byte Technology Co., Ltd............................  2,179,750   1,879,773
   Gintech Energy Corp......................................  1,198,784   1,171,650
   Global Brands Manufacture, Ltd...........................    872,327     427,684
  *Global Mixed Mode Technology, Inc........................    192,000     673,449
  *Global Unichip Corp......................................    186,000     596,378
 #*Globe Union Industrial Corp..............................    805,019     543,665
  #Gold Circuit Electronics, Ltd............................  1,674,747     373,774
   Goldsun Development & Construction Co., Ltd..............  4,971,672   1,903,603
  #Good Will Instrument Co., Ltd............................    171,692     112,981
 #*Gordon Auto Body Parts Co., Ltd..........................    110,932      23,419
   Grand Pacific Petrochemical Corp.........................  3,475,000   1,520,523
  #Grape King, Inc..........................................    274,000     449,767
  #Great China Metal Industry Co., Ltd......................    386,000     524,893
   Great Taipei Gas Co., Ltd................................  1,105,000     704,017
   Great Wall Enterprise Co., Ltd...........................  1,273,350   1,240,601
   Green Energy Technology, Inc.............................    972,641     909,263
  #GTM Corp.................................................    489,000     218,402
  *Hannstar Board Corp......................................    965,131     507,182
  *HannStar Display Corp.................................... 21,302,262   2,079,280
  *HannsTouch Solution, Inc.................................  2,964,262   1,029,337
  #Harvatek Corp............................................    642,749     409,505
  #Hey Song Corp............................................  1,338,000   1,672,992
   Highwealth Construction Corp.............................  1,189,603   1,983,636
  *Hiti Digital, Inc........................................    430,337     276,998
  #Hitron Technologies, Inc.................................    565,300     340,110
  *Hiwin Technologies Corp..................................    281,820   2,649,099
 #*Ho Tung Holding Corp.....................................  2,094,226   1,212,954
 #*Hocheng Corp.............................................    911,300     286,454
  #Hold-Key Electric Wire & Cable Co., Ltd..................    332,545     116,442
  #Holiday Entertainment Co., Ltd...........................    229,400     384,777
   Holtek Semiconductor, Inc................................    511,000     606,420
   Holy Stone Enterprise Co., Ltd...........................  1,138,175   1,052,747
  #Hon Hai Precision Industry Co., Ltd...................... 11,515,887  34,576,269
 #*Hong Ho Precision Textile Co., Ltd.......................    226,000      94,198
  #Hong Tai Electric Industrial Co., Ltd....................    877,000     300,394
  #Hong Yi Fiber Industry Co., Ltd..........................    173,680      53,292
  *Hota Industrial Manufacturing Co., Ltd...................    501,000     269,099
  #Hotai Motor Co., Ltd.....................................    407,000   2,575,966
   Hsin Kuang Steel Co., Ltd................................    942,783     645,695
   Hsing Ta Cement Co., Ltd.................................    335,000     122,585
  #HTC Corp.................................................    608,619   9,135,533
   Hua Eng Wire & Cable Co., Ltd............................  1,498,000     428,235
   Hua Nan Financial Holding Co., Ltd....................... 11,551,826   6,376,786

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
                                                                        SHARES    VALUE++
                                                                       --------- ----------
TAIWAN -- (Continued)
   Huaku Development Co., Ltd.........................................   719,824 $1,720,712
   Huang Hsiang Construction Co.......................................   265,735    527,407
  #Hung Ching Development & Construction Co., Ltd.....................   482,000    194,660
   Hung Poo Construction Corp.........................................   964,554    874,203
   Hung Sheng Construction Co., Ltd................................... 1,948,900    966,337
 #*Hwa Fong Rubber Co., Ltd...........................................   819,000    163,366
 #*Ichia Technologies, Inc............................................ 1,209,255    569,017
  #I-Chiun Precision Industry Co., Ltd................................   741,211    568,416
   ICP Electronics, Inc...............................................   577,000    796,825
   Infortrend Technology, Inc.........................................   902,866    710,986
  *Inotera Memories, Inc.............................................. 7,704,528  1,998,355
  *Integrated Memory Logic, Ltd.......................................    89,000    336,700
   Inventec Corp...................................................... 7,351,842  2,814,580
  #I-Sheng Electric Wire & Cable Co., Ltd.............................   400,000    623,844
   ITE Technology, Inc................................................   697,314    587,694
   ITEQ Corp.......................................................... 1,039,646  1,177,913
  #Jean Co., Ltd......................................................   186,304     50,090
 #*Jenn Feng New Energy Co., Ltd......................................   435,000    157,127
 #*Jess-Link Products Co., Ltd........................................   592,600    524,317
   Johnson Health Tech Co., Ltd.......................................   168,187    451,741
   Jui Li Enterprise Co., Ltd.........................................   175,100     47,693
   K Laser Technology, Inc............................................   217,459     73,432
  #Kang Na Hsiung Enterprise Co., Ltd.................................   423,150    193,678
  *Kao Hsing Chang Iron & Steel Corp..................................   545,000    106,368
  #Kaulin Manufacturing Co., Ltd......................................   449,684    331,493
  #Kee Tai Properties Co., Ltd........................................ 1,329,101    728,374
  #Kenda Rubber Industrial Co., Ltd................................... 1,302,185  1,461,224
  #Kerry TJ Logistics Co., Ltd........................................   777,000    874,935
  #Kian Shen Corp.....................................................   124,158    182,987
  #King Core Electronics, Inc.........................................    77,527     55,984
   King Slide Works Co., Ltd..........................................   106,450    524,643
   King Yuan Electronics Co., Ltd..................................... 4,687,032  1,930,817
   Kingdom Construction Co., Ltd...................................... 1,291,000    798,581
  *King's Town Bank................................................... 2,961,653  1,715,744
   King's Town Construction Co., Ltd..................................   741,504    632,282
   Kinik Co...........................................................   336,000    516,745
  #Kinko Optical Co., Ltd.............................................   489,772    679,182
   Kinpo Electronics, Inc............................................. 4,406,892    985,238
  #Kinsus Interconnect Technology Corp................................   625,476  1,953,446
   Knowledge-Yield-Excellence Systems Corp............................   939,736    348,162
  #KS Terminals, Inc..................................................   304,290    255,103
  #Kung Long Batteries Industrial Co., Ltd............................   192,000    318,821
  *Kuoyang Construction Co., Ltd...................................... 1,463,000    534,642
  #Kwong Fong Industries Corp......................................... 1,296,000    585,352
   L&K Engineering Co., Ltd...........................................   500,000    565,214
  #Lan Fa Textile Co., Ltd............................................   733,412    237,694
  #Largan Precision Co., Ltd..........................................   172,234  2,712,671
  #LCY Chemical Corp.................................................. 1,094,111  1,680,539
  *Lead Data Co., Ltd.................................................   315,000     26,519
  #Leader Electronics, Inc............................................   225,886     92,911
  *Leadtek Research, Inc..............................................    46,200      8,472
   Leadtrend Technology Corp..........................................   121,926    209,744
  #Lealea Enterprise Co., Ltd......................................... 2,448,126    872,942
 #*Ledtech Electronics Corp...........................................   412,095    210,987
  #Lee Chi Enterprises Co., Ltd.......................................   684,000    322,599
   Lelon Electronics Corp.............................................   278,000    140,744
 #*Leofoo Development Co., Ltd........................................   905,614    545,357
  #Les Enphants Co., Ltd..............................................   458,422    474,120
   Li Peng Enterprise Co., Ltd........................................ 1,499,612    437,497
  #Lian Hwa Food Corp.................................................   151,410    181,842
   Lien Chang Electronic Enterprise Co., Ltd..........................    76,761     20,637

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
   Lien Hwa Industrial Corp.................................  1,942,809 $ 1,224,497
   Lingsen Precision Industries, Ltd........................  1,283,490     743,960
  #LITE-ON IT Corp..........................................  1,556,741   1,565,502
   Lite-On Semiconductor Corp...............................  1,031,000     527,120
   Lite-On Technology Corp..................................  7,307,904   8,881,229
   Long Bon International Co., Ltd..........................  1,141,875     463,307
   Long Chen Paper Co., Ltd.................................  1,417,838     406,102
  *Lotes Co., Ltd...........................................    195,920     501,705
  *Lucky Cement Corp........................................    634,000     128,975
  #Lumax International Corp., Ltd...........................    230,127     516,939
  #Macronix International Co., Ltd.......................... 11,707,677   3,845,042
   Makalot Industrial Co., Ltd..............................    283,430     823,740
  #Marketech International Corp.............................    445,000     285,201
   Masterlink Securities Corp...............................  4,036,000   1,291,972
   Maxtek Technology Co., Ltd...............................    125,000     115,216
   Mayer Steel Pipe Corp....................................    740,905     303,319
  #Maywufa Co., Ltd.........................................    178,462      76,701
  #Media Tek, Inc...........................................    866,823   7,468,055
  #Mega Financial Holding Co., Ltd.......................... 13,953,324  10,970,372
  #Meiloon Co., Ltd.........................................    429,045     140,757
   Mercuries & Associates, Ltd..............................    782,733     649,665
 #*Mercuries Data Systems, Ltd..............................    341,000     116,329
  #Merida Industry Co., Ltd.................................    391,750   1,468,711
  #Merry Electronics Co., Ltd...............................    544,920     995,627
 #*Microelectronics Technology, Inc.........................  1,493,503     494,538
   Micro-Star International Co., Ltd........................  3,239,465   1,413,776
   Min Aik Technology Co., Ltd..............................    348,562     823,600
 #*Mirle Automation Corp....................................    516,430     395,580
   Mitac International Corp.................................  4,552,135   1,538,266
 #*Mobiletron Electronics Co., Ltd..........................    158,000      96,573
  *Mosel Vitelic, Inc.......................................  2,568,601     350,726
 #*Mospec Seminconductor Corp...............................    176,000      40,178
   #Nak Sealing Technologies Corp...........................    143,549     244,004
 #*Namchow Chemical Industrial Co., Ltd.....................    463,000     462,927
   Nan Ya Plastic Corp......................................  5,357,103  10,991,736
   Nan Ya Printed Circuit Board Corp........................    539,211   1,004,112
  #Nankang Rubber Tire Co., Ltd.............................  1,077,093   1,573,626
  #Nantex Industry Co., Ltd.................................    857,037     727,153
  *Nanya Technology Corp....................................  3,553,570     298,188
   National Petroleum Co., Ltd..............................    544,000     631,964
  *Neo Solar Power Corp.....................................  1,714,000   1,136,491
   New Asia Construction & Development Co., Ltd.............    348,480     106,495
  #Nichidenbo Corp..........................................    310,099     298,065
   Nien Hsing Textile Co., Ltd..............................  1,153,455     759,370
  #Novatek Microelectronics Corp............................    746,000   2,245,297
  *Ocean Plastics Co., Ltd..................................    462,000     341,279
  *Optimax Technology Corp..................................    204,366      11,964
   Opto Technology Corp.....................................  1,988,713     921,687
  *Orient Semiconductor Electronics, Ltd....................  1,792,000     278,364
 #*Oriental Union Chemical Corp.............................  1,495,290   1,819,584
   Orise Technology Co., Ltd................................    225,000     238,642
  *Pacific Construction Co., Ltd............................    180,757      55,357
  #Pan Jit International, Inc...............................  1,275,860     556,569
   Pan-International Industrial Corp........................  1,279,335   1,017,826
   Paragon Technologies Co., Ltd............................    249,648     246,983
   PChome Online, Inc.......................................     24,634     139,064
   Pegatron Corp............................................  4,907,293   7,059,160
   Phihong Technology Co., Ltd..............................    926,048   1,095,711
 #*Phytohealth Corp.........................................    292,000     415,823
 #*Pihsiang Machinery Manufacturing Co., Ltd................    437,000     524,371
  #Plotech Co., Ltd.........................................    216,000     105,250

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
TAIWAN -- (Continued)
  #Polytronics Technology Corp..............................    212,408 $  401,990
   Pou Chen Corp............................................  5,977,005  5,105,653
  *Power Quotient International Co., Ltd....................    884,000    285,000
  #Powercom Co., Ltd........................................    651,730    329,780
  *Powertech Industrial Co., Ltd............................    316,000    255,812
  #Powertech Technology, Inc................................  1,713,580  2,906,095
   Precision Silicon Corp...................................     99,904     53,521
  #President Chain Store Corp...............................    647,728  3,461,831
   President Securities Corp................................  2,947,634  1,526,478
   Prince Housing & Development Corp........................  2,546,405  1,819,881
  *Prodisc Technology, Inc..................................    603,000      3,510
  #Promate Electronic Co., Ltd..............................    612,000    493,021
 #*Promise Technology, Inc..................................    485,538    259,126
  *Protop Technology Co., Ltd...............................    148,000      1,064
   Qisda Corp...............................................  5,965,525  1,450,830
   Quanta Computer, Inc.....................................  2,392,436  6,259,957
  *Quintain Steel Co., Ltd..................................  1,116,250    286,087
  *Radiant Opto-Electronics Corp............................    889,992  3,712,954
  #Radium Life Tech Corp....................................  2,074,820  1,514,234
   Ralec Electronic Corp....................................     97,914     97,084
  #Realtek Semiconductor Corp...............................  1,462,132  3,155,712
  #Rechi Precision Co., Ltd.................................    737,040    669,630
  *Rexon Industrial Corp., Ltd..............................    207,000     34,419
  *Richtek Technology Corp..................................    323,175  1,951,622
 #*Ritek Corp............................................... 10,671,268  1,574,026
  #Roundtop Machinery Industries Co., Ltd...................     50,000     35,989
  #Ruentex Development Co., Ltd.............................  1,373,065  1,961,470
   Ruentex Industries, Ltd..................................    790,676  1,367,067
   Sampo Corp...............................................  2,263,119    644,563
  #San Fang Chemical Industry Co., Ltd......................    488,122    407,801
   Sanyang Industrial Co., Ltd..............................  2,848,802  1,633,808
   Sanyo Electric Taiwan Co., Ltd...........................    375,000    364,506
  #SCI Pharmtech, Inc.......................................     58,190    110,408
 #*SDI Corp.................................................    442,000    341,487
   Senao International Co., Ltd.............................    203,547    826,933
  #Sercomm Corp.............................................    440,000    635,779
   Shan-Loong Transportation Co., Ltd.......................    111,247     70,503
   Sheng Yu Steel Co., Ltd..................................    449,000    303,883
  *ShenMao Technology, Inc..................................    326,659    402,627
   Shih Wei Navigation Co., Ltd.............................    601,399    562,280
   Shihlin Electric & Engineering Corp......................    965,787  1,147,804
  *Shihlin Paper Corp.......................................    292,000    406,637
   Shin Hai Gas Corp........................................      6,617      8,374
 #*Shin Kong Financial Holding Co., Ltd..................... 21,115,358  6,218,586
  #Shin Shin Co., Ltd.......................................     77,000     66,187
   Shin Shin Natural Gas Co., Ltd...........................      9,480      9,356
   Shin Zu Shing Co., Ltd...................................    383,245  1,008,497
 #*Shining Building Business Co., Ltd.......................    617,060    540,090
  #Shinkong Insurance Co., Ltd..............................    696,784    458,815
   Shinkong Synthetic Fibers Co., Ltd.......................  6,352,844  1,912,590
  *Shiny Chemical Industrial Co., Ltd.......................    112,000    144,905
 #*Shuttle, Inc.............................................    731,000    226,950
  #Sigurd Microelectronics Corp.............................  1,381,877  1,066,862
  #Silicon Integrated Systems Corp..........................  2,371,233    862,554
  #Siliconware Precision Industries Co......................  3,681,492  4,339,281
 #*Siliconware Precision Industries Co. Sponsored ADR.......    344,894  2,010,732
  #Silitech Technology Corp.................................    322,980    753,295
   Sinbon Electronics Co., Ltd..............................    614,000    506,475
   Sincere Navigation Corp..................................  1,205,370  1,195,528
  #Sinkang Industries, Ltd..................................    176,105     59,517
   Sinkong Textile Co., Ltd.................................    519,169    703,995

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

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
TAIWAN -- (Continued)
  #Sinon Corp...............................................  1,355,740 $  593,535
   SinoPac Holdings Co., Ltd................................ 20,571,129  6,970,263
  #Sinphar Pharmaceutical Co., Ltd..........................    385,043    302,719
  *Sinyi Realty Co., Ltd....................................    354,172    534,197
 #*Sitronix Technology Corp.................................    423,774    537,053
   Siward Crystal Technology Co., Ltd.......................    535,705    171,694
   Solomon Technology Corp..................................    261,612     90,924
 #*Solytech Enterprise Corp.................................    645,676    254,569
 #*Sonix Technology Co., Ltd................................    428,000    733,936
  #South East Soda Manufacturing Co., Ltd...................    466,250    539,296
   Southeast Cement Co., Ltd................................    750,000    306,589
  #Spirox Corp..............................................    225,145     92,555
   Springsoft, Inc..........................................    678,565    962,643
   Standard Chemical & Pharmaceutical Co., Ltd..............    304,040    245,460
   Standard Foods Taiwan, Ltd...............................    376,243  1,165,028
   Star Comgistic Capital Co., Ltd..........................    191,014    102,380
  #Stark Technology, Inc....................................    427,400    399,829
  #Sunonwealth Electric Machine Industry Co., Ltd...........    471,001    319,543
   Sunplus Technology Co., Ltd..............................  1,913,153    633,718
  #Sunrex Technology Corp...................................    711,351    392,449
   Sunspring Metal Corp.....................................    152,000    164,331
  #Super Dragon Technology Co., Ltd.........................    262,330    250,001
  #Supreme Electronics Co., Ltd.............................    604,000    321,005
  #Sweeten Construction Co., Ltd............................    451,579    237,311
  #Synnex Technology International Corp.....................  1,402,745  3,275,843
   Sysware Systex Corp......................................     87,293     89,231
  *Ta Chen Stainless Pipe Co., Ltd..........................  2,132,641  1,155,693
  *Ta Chong Bank, Ltd.......................................  5,644,200  2,166,072
   Ta Ya Electric Wire & Cable Co., Ltd.....................  2,005,520    533,527
  #Ta Yih Industrial Co., Ltd...............................     87,000    162,437
  #Tah Hsin Industrial Corp.................................    455,000    478,494
 #*TAI Roun Products Co., Ltd...............................    263,000     89,171
  #TA-I Technology Co., Ltd.................................    587,817    345,261
  *Taichung Commercial Bank.................................  6,037,743  1,883,324
  #Tainan Enterprises Co., Ltd..............................    465,289    561,894
  #Tainan Spinning Co., Ltd.................................  3,968,018  1,681,734
  #Taishin Financial Holdings Co., Ltd...................... 18,307,620  7,030,519
  #Taisun Enterprise Co., Ltd...............................  1,119,979    582,542
  #Taita Chemical Co., Ltd..................................    792,009    301,264
  #Taiwan Acceptance Corp...................................    167,000    340,507
  *Taiwan Business Bank..................................... 10,171,897  3,074,631
   Taiwan Cement Corp.......................................  7,774,350  9,214,698
  #Taiwan Cogeneration Corp.................................  1,103,657    866,809
  *Taiwan Cooperative Financial Holding, Ltd................  9,056,477  5,565,632
  #Taiwan Fertilizer Co., Ltd...............................  2,132,000  5,073,002
   Taiwan Fire & Marine Insurance Co., Ltd..................    834,880    591,912
  *Taiwan Flourescent Lamp Co., Ltd.........................    119,000     12,141
  #Taiwan Fu Hsing Industrial Co., Ltd......................    423,000    277,033
  #Taiwan Glass Industry Corp...............................  2,694,636  2,673,142
  #Taiwan Hon Chuan Enterprise Co., Ltd.....................    630,359  1,408,039
  *Taiwan Kolin Co., Ltd....................................    508,000         --
 #*Taiwan Land Development Corp.............................  2,370,063    963,503
   Taiwan Life Insurance Co., Ltd...........................  1,044,210    593,543
  #Taiwan Line Tek Electronic Co., Ltd......................    240,401    277,629
   Taiwan Mask Corp.........................................    762,050    291,450
   Taiwan Mobile Co., Ltd...................................  1,289,900  4,156,825
   Taiwan Navigation Co., Ltd...............................    495,720    492,277
   Taiwan Paiho Co., Ltd....................................  1,090,703    781,351
  *Taiwan Prosperity Chemical Corp..........................    273,000    647,968
  #Taiwan Pulp & Paper Corp.................................  1,498,260    520,822
  #Taiwan Sakura Corp.......................................  1,019,304    551,834

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

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
TAIWAN -- (Continued)
   Taiwan Secom Co., Ltd....................................    608,932 $ 1,248,711
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 20,659,652  61,062,422
  #Taiwan Sogo Shinkong Security Co., Ltd...................  1,077,407   1,060,515
  *Taiwan Styrene Monomer Corp..............................  2,151,602     524,044
  #Taiwan Tea Corp..........................................  2,395,896   1,204,259
   Taiyen Biotech Co., Ltd..................................    704,000     495,418
 #*Tatung Co., Ltd..........................................  8,389,748   2,286,387
 #*Teapo Electronic Corp....................................    191,001      30,815
  *Teco Electric & Machinery Co., Ltd.......................  6,615,000   4,827,564
  *Tecom, Ltd...............................................    408,000      38,057
  #Ten Ren Tea Co., Ltd.....................................    132,170     222,245
  #Test Research, Inc.......................................    456,888     585,087
   Test-Rite International Co., Ltd.........................  1,176,000     796,340
 #*Thinking Electronic Industrial Co., Ltd..................    306,058     297,095
  #Thye Ming Industrial Co., Ltd............................    623,651     585,985
   TNC Industrial Corp., Ltd................................    178,000     145,998
   Ton Yi Industrial Corp...................................  3,088,300   1,584,717
  *Tong Hsing Electronic Industries, Ltd....................    314,534   1,146,990
  #Tong Yang Industry Co., Ltd..............................  1,511,671   1,493,468
  #Tong-Tai Machine & Tool Co., Ltd.........................    655,720     581,548
   Topco Scientific Co., Ltd................................    519,005     918,104
   Topoint Technology Co., Ltd..............................    497,324     310,201
   Transcend Information, Inc...............................    526,870   1,402,520
  #Tripod Technology Corp...................................    942,660   2,756,918
   Tsann Kuen Enterprise Co., Ltd...........................    233,441     555,027
  #TSRC Corp................................................    848,315   2,042,056
  #TTET Union Corp..........................................    173,000     295,356
  *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..............    561,000     185,128
  #Tung Ho Steel Enterprise Corp............................  2,568,645   2,433,747
   TXC Corp.................................................    789,762   1,165,408
  *TYC Brother Industrial Co., Ltd..........................    719,115     300,934
  *Tycoons Group Enterprise Co., Ltd........................  1,822,121     345,685
   Tyntek Corp..............................................  1,242,384     496,741
  *Tze Shin International Co., Ltd..........................    319,772     159,374
   U-Ming Marine Transport Corp.............................  1,230,200   2,083,088
  #Unimicron Technology Corp................................  3,728,563   4,212,764
 #*Union Bank of Taiwan.....................................  3,026,139   1,016,194
  *Union Insurance Co., Ltd.................................    402,216     155,811
   Uni-President Enterprises Corp...........................  4,384,287   6,794,075
   Unitech Electronics Co., Ltd.............................    261,365     137,632
  #Unitech Printed Circuit Board Corp.......................  1,988,921     786,861
   United Integration Service Co., Ltd......................    760,800     731,653
   United Microelectronics Corp............................. 36,228,441  18,950,129
  #Unity Opto Technology Co., Ltd...........................    984,276   1,040,739
  #Universal Cement Corp....................................  1,196,773     558,860
  #Universal Microelectronics Co., Ltd......................    228,926      60,302
   Universal, Inc...........................................    130,134      76,177
  #UPC Technology Corp......................................  2,521,322   1,411,595
   USI Corp.................................................  2,213,528   2,057,159
   U-Tech Media Corp........................................    250,000      51,106
  #Ve Wong Corp.............................................    413,524     301,104
  *Veutron Corp.............................................     23,143       1,141
 #*Via Technologies, Inc....................................  2,044,097   1,149,659
 #*Visual Photonics Epitacy Co., Ltd........................    556,333     917,999
  *Waffer Technology Co., Ltd...............................     84,500      33,578
   Wah Lee Industrial Corp..................................    689,000     936,361
   Walsin Lihwa Corp........................................ 13,224,307   3,822,822
   Walsin Technology Corp., Ltd.............................  2,031,551     534,885
   Walton Advanced Engineering, Inc.........................  1,063,662     320,629
  *Walton Chaintech Corp....................................     91,000      77,385
   Wan Hai Lines Co., Ltd...................................  3,117,026   1,571,249

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
TAIWAN -- (Continued)
  #Wan Hwa Enterprise Co., Ltd..............................    409,862 $    188,509
   Waterland Financial Holdings Co., Ltd....................  5,574,678    1,895,226
  *WEI Chih Steel Industrial Co., Ltd.......................    383,000       66,012
  #Wei Chuan Food Corp......................................    930,000    1,012,187
  #Weikeng Industrial Co., Ltd..............................    809,450      693,991
   Well Shin Technology Co., Ltd............................    200,443      294,236
   Wellypower Optronics Corp................................    480,000      263,197
   Weltrend Semiconductor, Inc..............................    902,275      409,210
  *Winbond Electronics Corp................................. 11,593,000    1,919,982
  #Wintek Corp..............................................  6,343,754    4,104,558
  #Wistron Corp.............................................  5,109,536    7,622,634
  #Wistron NeWeb Corp.......................................    585,843    1,090,273
   WPG Holdings, Ltd........................................  4,091,041    5,554,107
  #WT Microelectronics Co., Ltd.............................    928,783    1,306,376
  *WUS Printed Circuit Co., Ltd.............................  1,220,000      579,792
  #Yageo Corp...............................................  8,238,000    2,354,806
   Yang Ming Marine Transport Corp..........................  5,132,157    2,166,907
  #Yem Chio Co., Ltd........................................    889,526      858,477
   Yeung Cyang Industrial Co., Ltd..........................  1,121,691      651,020
  #Yi Jinn Industrial Co., Ltd..............................    811,020      183,391
   Yieh Phui Enterprise Co., Ltd............................  3,783,891    1,295,326
  *Young Fast Optoelectronics Co., Ltd......................    477,137    1,014,995
  *Young Optics, Inc........................................    159,214      506,258
  *Yuanta Financial Holding Co., Ltd........................ 22,357,563   10,650,154
   Yuen Foong Yu Paper Manufacturing Co., Ltd...............  4,588,997    2,065,259
  #Yulon Motor Co., Ltd.....................................  1,995,715    3,179,993
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..........    271,350      458,139
   Yung Tay Engineering Co., Ltd............................    947,000    1,563,710
   YungShin Global Holding Corp.............................    587,000      817,234
   Zenitron Corp............................................    628,000      480,519
  #Zig Sheng Industrial Co., Ltd............................  1,513,464      514,230
  #Zinwell Corp.............................................  1,139,979    1,247,363
  #Zippy Technology Corp....................................    378,028      309,960
  #Zyxel Communication Corp.................................  1,390,496      781,618
                                                                        ------------
TOTAL TAIWAN................................................             907,141,021
                                                                        ------------

THAILAND -- (2.7%)..........................................
  *A.J. PCL (Foreign).......................................    793,300      389,555
   Advance Info Service PCL (Foreign).......................    901,309    5,363,888
   Airports of Thailand PCL (Foreign).......................  1,216,600    2,452,982
   Amata Corp. PCL (Foreign)................................  1,364,200      794,120
   Asia Plus Securities PCL (Foreign).......................  2,082,500      165,246
   Asia Plus Securities PCL (Foreign) NVDR..................  1,260,100       99,988
   Asian Property Development PCL (Foreign).................  4,498,360    1,002,074
   Bangchak Petroleum PCL (Foreign).........................  2,194,200    1,819,580
   Bangkok Aviation Fuel Services PCL (Foreign).............    644,154      293,273
   Bangkok Bank PCL (Foreign)...............................  1,321,500    8,337,268
   Bangkok Bank PCL (Foreign) NVDR..........................    194,200    1,206,250
   Bangkok Chain Hospital PCL (Foreign).....................  2,554,840      706,216
   Bangkok Dusit Medical Services PCL (Foreign).............  1,213,000    3,629,138
   Bangkok Expressway PCL (Foreign).........................  1,202,000      914,693
   Bangkok Insurance PCL (Foreign)..........................      5,800       46,589
  *Bangkok Life Assurance PCL (Foreign) NVDR................  1,272,400    1,934,462
  *Bangkok Metro PCL (Foreign)..............................  2,141,900       45,972
  *Bangkokland PCL (Foreign)................................ 37,335,300      874,192
   Bank of Ayudhya PCL (Foreign)............................  1,302,900    1,196,973
   Bank of Ayudhya PCL (Foreign) NVDR.......................  6,233,400    5,625,263
   Banpu PCL (Foreign)......................................    289,024    5,225,930
   BEC World PCL (Foreign)..................................  1,235,400    2,069,044
  *Big C Supercenter PCL (Foreign)..........................    437,800    2,705,106
  *Big C Supercenter PCL (Foreign) NVDR.....................     50,600      312,650

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
THAILAND -- (Continued)
   Bumrungrad Hospital PCL (Foreign)........................    626,400 $ 1,242,615
   Cal-Comp Electronics (Thailand) PCL (Foreign)............  5,039,000     471,945
  *Central Pattana PCL (Foreign)............................  1,842,900   3,011,568
   Central Plaza Hotel PCL (Foreign)........................  2,406,000     993,698
   CH Karnchang PCL (Foreign)...............................  2,606,900     673,979
   Charoen Pokphand Foods PCL (Foreign).....................  3,815,900   5,056,843
   Charoong Thai Wire & Cable PCL (Foreign).................    343,000      99,833
   CP ALL PCL (Foreign).....................................  1,698,200   4,224,790
   Delta Electronics Thailand PCL (Foreign).................  1,421,000   1,141,421
   Dhipaya Insurance PCL (Foreign)..........................     22,400      16,973
   Diamond Building Products PCL (Foreign)..................    766,400     162,003
   Dynasty Ceramic PCL (Foreign)............................    343,200     711,512
   Eastern Water Resources Development & Management PCL
     (Foreign)..............................................    860,600     235,091
   Electricity Generating PCL (Foreign).....................    464,400   1,495,141
   Electricity Generating PCL (Foreign) NVDR................    161,000     518,341
   Erawan Group PCL (Foreign)...............................  1,295,200     117,094
   Esso (Thailand) PCL (Foreign)............................  5,051,500   1,922,034
  *G J Steel PCL (Foreign).................................. 38,223,900     211,319
  *G Steel PCL (Foreign).................................... 22,734,200     362,269
  *GFPT PCL(Foreign)........................................  1,926,222     632,678
   Glow Energy PCL (Foreign)................................  1,239,700   2,711,214
   GMM Grammy PCL (Foreign).................................    215,900     160,784
  *Golden Land Property PCL (Foreign) NVDR..................     94,200      14,214
   Hana Microelectronics PCL (Foreign)......................  1,237,457     901,432
   Hermraj Land & Development PCL (Foreign).................  9,644,800     934,683
  *Home Product Center PCL (Foreign)........................  3,653,520   1,663,391
   ICC International PCL (Foreign)..........................     49,200      70,400
   IRPC PCL (Foreign)....................................... 26,365,290   3,738,298
   Italian-Thai Development PCL (Foreign) NVDR..............  6,674,400     794,416
  *ITV PCL (Foreign)........................................    183,700       6,273
   Jasmine International PCL (Foreign)......................  9,740,800   1,001,006
   Kang Yong Electric PCL (Foreign).........................        500       3,724
   Kasikornbank PCL (Foreign)...............................  1,457,300   7,748,571
   Kasikornbank PCL (Foreign) NVDR..........................    631,000   3,355,073
   KGI Securities (Thailand) PCL (Foreign)..................  3,347,300     252,544
   Khon Kaen Sugar Industry PCL (Foreign)...................  2,311,200   1,037,221
   Kiatnakin Finance PCL (Foreign)..........................  1,273,200   1,531,980
   Krung Thai Bank PCL (Foreign)............................ 11,639,100   6,813,132
  *Krungthai Card PCL (Foreign).............................    115,200      72,304
   Lam Soon Thailand PCL (Foreign)..........................    354,600      45,204
   Land & Houses PCL (Foreign)..............................  3,326,700     865,483
   Land & Houses PCL (Foreign) NVDR.........................  7,324,300   1,893,600
   Lanna Resources PCL (Foreign)............................    521,000     491,350
   Loxley PCL (Foreign).....................................  3,327,300     411,179
   LPN Development PCL (Foreign)............................  1,590,700     894,930
   Major Cineplex Group PCL (Foreign).......................  1,700,400   1,072,773
   MBK PCL (Foreign)........................................    182,200     564,376
   MCOT PCL (Foreign).......................................    923,800     878,737
   MCS Steel PCL (Foreign)..................................    735,500     178,194
   *Minor International PCL (Foreign).......................  3,827,261   1,754,939
   Muramoto Electronic (Thailand) PCL (Foreign).............      7,400      45,242
   Padaeng Industry PCL (Foreign) NVDR......................    192,800      95,930
   Phatra Capital PCL (Foreign).............................    129,400     140,972
   Polyplex PCL (Foreign)...................................  1,223,800     616,875
   Precious Shipping PCL (Foreign)..........................  1,361,700     717,383
  *President Bakery PCL (Foreign)...........................      1,800       2,766
   Preuksa Real Estate PCL (Foreign)........................  3,286,800   1,646,072
  *Property Perfect PCL (Foreign)...........................  8,301,000     342,838
   PTT Exploration & Production PCL (Foreign)...............  1,359,802   7,849,264
   PTT Global Chemical PCL (Foreign)........................  2,847,611   6,366,610
   PTT PCL (Foreign)........................................  1,802,280  20,572,367

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CONTINUED

                                                              SHARES     VALUE++
                                                            ---------- ------------
THAILAND -- (Continued)
   Quality Houses PCL (Foreign)............................ 13,804,500 $    839,493
  *Raimon Land PLC (Foreign)...............................  3,351,800      197,293
   Ratchaburi Electricity Generating Holding PCL (Foreign).  1,218,700    1,654,658
  *Regional Container Lines PCL (Foreign)..................  1,272,000      366,088
  *Robinson Department Store PCL (Foreign).................    921,300    1,595,422
   Rojana Industrial Park PCL (Foreign)....................  1,139,900      300,266
   Saha-Union PCL (Foreign)................................    347,700      339,220
  *Sahaviriya Steel Industries PCL (Foreign)............... 31,609,380      781,240
   Samart Corp. PCL (Foreign)..............................  1,525,500      473,773
   Samart I-Mobile PCL (Foreign)...........................  2,130,100      137,850
   Samart Telcoms PCL (Foreign)............................    794,600      348,849
   Sansiri PCL (Foreign)................................... 11,840,064      808,590
   SC Asset Corp. PCL (Foreign)............................  1,083,700      521,586
  *Shinawatra Satellite PCL (Foreign)......................  1,762,600      905,661
   Siam Cement PCL (Foreign) (The).........................    129,300    1,757,639
   Siam Cement PCL (Foreign) (The) NVDR....................    371,300    4,226,179
   Siam City Cement PCL (Foreign)..........................    170,400    1,823,141
   Siam City Cement PCL (Foreign) NVDR.....................     19,700      210,774
   Siam Commercial Bank PCL (Foreign)......................  2,114,869   10,660,315
   Siam Future Development PCL (Foreign)...................  1,819,575      508,889
   Siam Makro PCL (Foreign)................................    146,300    1,822,208
   Siamgas & Petrochemicals PCL (Foreign)..................  1,415,000      754,667
   Sino-Thai Engineering & Construction PCL (Foreign)......  1,560,800      685,229
   SNC Former PCL (Foreign)................................    339,300      336,541
   Somboon Advance Technology PCL (Foreign)................    941,000      856,846
   Sri Ayudhya Capital PCL (Foreign).......................    191,400      123,243
   Sri Trang Agro Industry PCL (Foreign)...................  1,991,700    1,308,369
   STP & I PCL (Foreign)...................................    471,528      456,194
   Supalai PCL (Foreign)...................................  2,202,600    1,174,720
   SVI PCL (Foreign).......................................  3,005,400      365,535
  *Tata Steel (Thailand) PCL (Foreign).....................  6,188,400      169,049
  *Thai Airways International PCL (Foreign)................  3,329,437    2,896,340
  *Thai Carbon Black PCL (Foreign).........................    108,000       84,995
   Thai Central Chemical PCL (Foreign).....................     63,600       32,265
   Thai Oil PCL (Foreign)..................................  2,632,200    5,778,000
   Thai Rayon PCL (Foreign)................................      9,300       19,583
   Thai Reinsurance PCL (Foreign)..........................  1,452,466      191,773
  *Thai Reinsurance PCL (Foreign) NVDR.....................  2,223,733      293,605
   Thai Stanley Electric PCL (Foreign).....................     79,800      487,883
  *Thai Stanley Electric PCL (Foreign) NVDR................      5,600       34,237
   Thai Tap Water Supply PCL (Foreign).....................  4,692,700      991,953
   Thai Union Frozen Products PCL (Foreign)................    864,825    2,046,049
   Thai Vegetable Oil PCL (Foreign)........................  1,424,225    1,079,169
   Thai-German Ceramic Industry PCL (Foreign)..............  1,121,000      177,173
   Thanachart Capital PCL (Foreign)........................  2,673,600    2,760,546
   Thoresen Thai Agencies PCL (Foreign)....................  1,184,620      739,665
   Ticon Industrial Connection PCL (Foreign)...............  1,249,500      528,244
   Tipco Asphalt PCL (Foreign).............................    233,400      377,615
   Tisco Financial Group PCL (Foreign).....................  1,117,600    1,526,478
  *Tisco Financial Group PCL (Foreign) NVDR................    258,900      353,620
   TMB Bank PCL (Foreign).................................. 55,641,013    3,076,089
  *Total Access Communication PCL (Foreign)................    200,000      543,089
   Total Access Communication PCL (Foreign) NVDR...........  1,788,800    4,799,220
   TPI Polene PCL (Foreign)................................  3,062,061    1,404,067
  *True Corp. PCL (Foreign)................................ 18,601,515    2,226,133
   Univanich Palm Oil PCL (Foreign)........................     16,100       55,499
   Vanachai Group PCL (Foreign)............................  1,418,900      190,110
   Vibhavadi Medical Center PCL (Foreign)..................    478,900      112,133
   Vinythai PCL (Foreign)..................................  1,801,400    1,113,060
   Workpoint Entertainment PCL (Foreign)...................    211,600      213,320
                                                                       ------------
TOTAL THAILAND.............................................             221,410,783
                                                                       ------------

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
TURKEY -- (1.7%)
   Adana Cimento Sanayii T.A.S. Series A....................   233,417 $  531,972
   Adana Cimento Sanayii T.A.S. Series C....................         1         --
  *Advansa Sasa Polyester Sanayi A.S........................   535,766    393,654
   Afyon Cimento Sanayi T.A.S...............................       651     33,095
  *Akbank T.A.S............................................. 2,045,208  7,602,794
   Akcansa Cimento Sanayi ve Ticaret A.S....................   166,515    739,638
  *Akenerji Elektrik Uretim A.S.............................   265,623    322,215
  *Akfen Holding A.S........................................   113,660    639,380
   Aksa Akrilik Kimya Sanayii A.S...........................   504,485  1,236,288
  *Aksigorta A.S............................................   502,785    538,445
   Alarko Holding A.S.......................................   367,095    907,713
  *Albaraka Turk Katilim Bankasi A.S........................   666,941    706,716
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S......    82,285  1,250,959
  *Anadolu Anonim Turk Sigorta Sirketi A.S..................   953,910    500,235
   Anadolu Cam Sanayii A.S..................................   410,386    671,253
   Anadolu Efes Biracilik ve Malt Sanayi A.S................   227,137  3,201,780
   Anadolu Hayat Sigorta A.S................................   200,998    477,454
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.............         1          8
  *Arcelik A.S..............................................   652,252  2,862,128
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.................   106,712    644,244
  *Asya Katilim Bankasi A.S................................. 2,041,407  2,081,809
  *Ayen Enerji A.S..........................................    73,164     67,908
   Aygaz A.S................................................   271,764  1,258,126
   Bagfas Bandirma Gubre Fabrikalari A.S....................     7,921    892,167
   Banvit Bandirma Vitaminli Yem Sanayii A.S................   101,816    203,076
   Bati Anabolu Cimento A.S.................................   144,552    626,523
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S........    29,433     85,823
   BIM BirlesikMagazalar A.S................................    93,347  3,893,403
  *Bizim Toptan Satis Magazalari A.S........................    40,792    599,334
   Bolu Cimento Sanayii A.S.................................   289,053    255,203
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S............    34,445    609,665
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..............       584     50,718
  *Boyner Buyuk Magazacilik A.S.............................   113,674    228,577
  *Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..........     3,466    831,735
   Bursa Cimento Fabrikasi A.S..............................   110,762    326,479
   Celebi Hava Servisi A.S..................................    21,857    201,795
   Cimsa Cimento Sanayi ve Ticaret A.S......................   160,938    720,436
  *Coca-Cola Icecek A.S.....................................    84,162  1,184,381
  *Deva Holding A.S.........................................   208,738    278,304
  *Dogan Gazetecilik A.S....................................    63,205     57,241
  *Dogan Sirketler Grubu Holding A.S........................ 3,678,966  1,737,972
  *Dogan Yayin Holding A.S.................................. 2,441,066    973,950
  *Dogus Otomotiv Servis ve Ticaret A.S.....................   471,268  1,204,165
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S...............   114,305     88,578
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..........    79,576    137,353
   Eczacibasi Yatirim Holding Ortakligi A.S.................   139,843    559,023
   EGE Seramik Sanayi ve Ticaret A.S........................   246,676    303,470
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S.................................. 1,163,646  1,424,515
   Enka Insaat ve Sanayi A.S................................   548,399  1,718,412
   Eregli Demir ve Celik Fabrikalari T.A.S.................. 2,632,649  3,648,017
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S.......     9,005    271,119
   Ford Otomotiv Sanayi A.S.................................   138,652  1,276,410
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.......     1,787    211,732
   Gentas Genel Metal Sanayi ve Ticaret A.S.................   293,679    267,499
  *Global Yatirim Holding A.S...............................   947,219    728,436
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..........    61,429     20,296
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S......    18,499    726,903
   Goodyear Lastikleri T.A.S................................    23,932    813,098
  *GSD Holding A.S..........................................   899,673    399,555
  *Gubre Fabrikalari Ticaret A.S............................    61,471    430,019
  *Gunes Sigorta A.S........................................   190,970    243,996

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
                                                              SHARES     VALUE++
                                                             --------- -----------
TURKEY -- (Continued)
   Haci Omer Sabanci Holding A.S............................        -- $         2
  *Hurriyet Gazetecilik ve Matbaacilik A.S..................   626,364     356,653
  *Ihlas EV Aletleri A.S....................................   383,614     170,300
  *Ihlas Holding A.S........................................ 3,115,926   2,023,095
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...............   181,906     356,752
  *Is Finansal Kiralama A.S.................................   571,313     348,073
   Is Yatirim Menkul Degerler A.S...........................   147,677     155,732
  *Isiklar Yatirim Holding A.S..............................   267,745     120,538
   Ittifak Holding A.S......................................    19,789      71,685
  *Izmir Demir Celik Sanayi A.S.............................   296,660     878,992
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class A.................................................   761,082     633,422
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class B.................................................   376,336     557,382
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class D................................................. 2,386,908   1,304,950
  *Karsan Otomotiv Sanayii Ve Ticaret A.S...................   404,416     267,093
  *Kartonsan Karton Sanayi ve Ticaret A.S...................     3,101     432,786
  *Kerevitas Gida Sanayii ve Ticaret A.S....................     5,374     162,385
   KOC Holding A.S. Series B................................ 1,044,216   3,878,314
   Konya Cimento Sanayii A.S................................     2,929     552,233
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
     Ticaret A.S............................................   355,840     841,488
  *Koza Altin Isletmeleri A.S...............................    39,448     854,813
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5).   307,044     602,406
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3).   285,680     557,940
   Mardin Cimento Sanayii ve Ticaret A.S....................   136,943     538,211
  *Marshall Boya ve Vernik A.S..............................     8,296     271,712
  *Marti Otel Isletmeleri A.S...............................   136,993      57,760
  *Menderes Tekstil Sanayi ve Ticaret A.S...................   546,669     308,419
  *Metro Ticari ve Mali Yatirimlar Holding A.S..............   674,137     215,010
  *Migros Ticaret A.S.......................................    81,076     801,331
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...........   192,675     124,021
  *Net Holding A.S..........................................   863,278     806,221
   Net Turizm Ticaret ve Sanayi A.S.........................   628,888     272,017
   Netas Telekomunikasyon A.S...............................    12,477   1,825,679
   Nuh Cimento Sanayi A.S...................................   155,960     958,900
   Otokar Otomotive Ve Savunma Sanayi A.S...................    19,376     350,636
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S....   381,183   1,179,243
  *Petkim Petrokimya Holding A.S............................ 1,792,992   2,132,572
   Pinar Entegre Et ve Un Sanayi A.S........................    59,670     208,016
   Pinar SUT Mamulleri Sanayii A.S..........................    72,918     760,531
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...............   150,867      89,345
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......   101,457     286,379
   Sekerbank T.A.S.......................................... 1,442,343     772,305
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................   655,212     615,854
   Soda Sanayii A.S.........................................   194,648     373,020
   Soktas Tekstil Sanayi ve Ticaret A.S.....................    38,257     147,006
  *TAT Konserve Sanayii A.S.................................   201,619     274,697
  *TAV Havalimanlari Holding A.S............................   359,460   1,893,082
  *Tekfen Holding A.S.......................................   489,358   1,784,352
  *Tekstil Bankasi A.S......................................   543,141     225,921
   Tofas Turk Otomobil Fabrikasi A.S........................   289,397   1,281,788
  *Trabzonspor Sportif Yatirim ve T.A.S.....................    19,996     127,118
   Trakya Cam Sanayii A.S................................... 1,115,414   1,607,757
   Tupras Turkiye Petrol Rafinerileri A.S...................   207,270   4,340,110
   Turcas Petrol A.S........................................   287,160     453,114
  *Turk Hava Yollari A.S.................................... 1,862,940   2,853,168
  *Turk Telekomunikasyon A.S................................   421,730   1,847,718
  *Turk Traktor ve Ziraat Makineleri A.S....................    32,936     576,901
  *Turkcell Iletisim Hizmetleri A.S.........................   510,327   2,539,132
  *Turkcell Iletisim Hizmetleri A.S. ADR....................   243,486   3,009,487
   Turkiye Garanti Bankasi A.S.............................. 3,589,168  13,213,673
   Turkiye Halk Bankasi A.S.................................   508,455   3,564,256
   Turkiye Is Bankasi A.S................................... 2,501,967   5,730,524

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
                                                              SHARES      VALUE++
                                                             --------- --------------
TURKEY -- (Continued)
   Turkiye Sinai Kalkinma Bankasi A.S....................... 1,476,770 $    1,918,606
   Turkiye Sise ve Cam Fabrikalari A.S...................... 1,361,967      2,327,779
   Turkiye Vakiflar Bankasi T.A.O........................... 2,174,475      3,903,108
   Ulker Biskuvi Sanayi A.S.................................   320,987        972,645
  *Uzel Makina Sanayii A.S..................................    63,028             --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S..................   226,579        292,893
  *Vestel Elektronik Sanayi ve Ticaret A.S..................   395,279        488,624
   Yapi Kredi Sigorta A.S...................................    43,565        395,374
  *Yapi ve Kredi Bankasi A.S................................ 1,466,886      2,716,955
  *Zorlu Enerji Elektrik Uretim A.S.........................   368,837        329,901
                                                                       --------------
TOTAL TURKEY................................................              141,787,097
                                                                       --------------
TOTAL COMMON STOCKS.........................................            7,103,893,898
                                                                       --------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
   AES Tiete SA.............................................   240,106      3,338,042
   Alpargatas SA............................................   462,000      3,720,431
   Banco ABC Brasil SA......................................   398,763      2,499,918
   Banco Bradesco SA Sponsored ADR.......................... 4,070,110     65,243,863
   Banco Cruzeiro do Sul SA.................................    26,000        175,957
   Banco Daycoval SA........................................    83,594        409,605
   Banco do Estado do Rio Grande do Sul SA Series B.........   532,298      4,593,711
   Banco Industrial e Comercial SA..........................   236,655        734,988
   Banco Panamericano SA....................................   164,800        536,898
   Banco Pine SA............................................    77,300        538,541
   Banco Sofisa SA..........................................    85,800        165,645
  *Battistella Adm Participacoes SA.........................    22,700         20,007
  *Bombril SA...............................................     8,400         34,549
  *Braskem SA Preferred Series A............................    58,000        406,211
  #Braskem SA Sponsored ADR.................................   238,286      3,502,804
  *Centrais Eletricas Brasileiras SA Preferred Series B.....   200,700      2,395,365
  *Centrais Eletricas de Santa Catarina SA..................    54,663      1,228,530
   Cia Brasileira de Distribuicao Grupo Pao de Acucar
     Series A Sponsored ADR.................................   192,088      9,033,899
   Cia de Bebidas das Americas SA...........................   116,378      4,874,548
   Cia de Bebidas das Americas SA ADR.......................   517,982     21,744,884
   Cia de Gas de Sao Paulo SA Preferred Series A............    79,495      1,922,577
   Cia de Saneamento do Parana SA...........................    92,400        356,774
   Cia de Tecidos Norte de Minas--Coteminas SA..............    85,900        192,426
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A.....................................    73,500      2,354,051
   Cia Energetica de Minas Gerais SA........................     5,734        112,951
   Cia Energetica de Minas Gerais SA Sponsored ADR..........   558,805     13,785,719
   Cia Energetica de Sao Paulo SA Preferred Series B........   372,871      7,091,034
   Cia Energetica do Ceara SA Preferred Series A............    90,249      1,610,245
   Cia Ferro Ligas da Bahia--Ferbasa........................   176,182      1,041,666
   Cia Paranaense de Energia SA Sponsored ADR Series A......   179,918      4,506,946
  *Cia Paranaense de Energia Series B.......................    62,380      1,564,613
   Contax Participacoes SA..................................   121,750      1,584,031
   Contax Participacoes SA ADR..............................    46,700        110,679
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...   349,635      5,348,664
   Empressa Metropolitanade Aguas e Energia SA..............     6,100         28,802
   Eucatex SA Industria e Comercio SA.......................    53,459        231,376
   Forjas Taurus SA.........................................   209,923        232,373
   Fras-Le Middle East SA Preferred Series A................     4,800          8,990
   Gerdau SA................................................    90,683        846,816
  #Gerdau SA Sponsored ADR.................................. 2,457,891     23,079,596
   Gol Linhas Aereas Inteligentes SA........................    78,200        415,584
   Inepar SA Industria e Construcoes........................   151,250        183,295
   Itau Unibanco Holding SA ADR............................. 3,496,568     54,861,152
  *Klabin SA................................................ 1,320,633      6,318,586
  *Kroton Educacional SA....................................     3,192          5,442
   Lojas Americanas SA......................................   545,316      5,092,267

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
BRAZIL -- (Continued)
   Marcopolo SA.............................................   633,293 $  3,408,749
   Metalurgica Gerdau SA....................................    90,700    1,103,446
   Oi SA....................................................   183,780    1,103,942
   Parana Banco SA..........................................    42,300      288,487
   Petroleo Brasileiro SA...................................   564,800    6,246,090
   Petroleo Brasileiro SA ADR............................... 3,411,821   75,605,953
   Randon Participacoes SA..................................   567,068    2,998,739
   Saraiva SA Livreiros Editores............................    68,164      822,123
   Suzano Papel e Celulose SA...............................   692,092    2,603,310
   TAM SA...................................................   104,100    2,503,446
   Telefonica Brasil SA.....................................   168,198    4,789,648
   Telefonica Brasil SA ADR.................................   268,076    7,632,124
   Ultrapar Participacoes SA Sponsored ADR..................    14,700      332,808
  *Unipar Participacoes SA Preferred Series B............... 1,257,509      191,316
   Usinas Siderurgicas de Minas Gerais SA Perferred Series
     A...................................................... 1,641,958    9,415,104
   Vale SA..................................................   237,528    5,140,220
  #Vale SA Sponsored ADR.................................... 2,927,368   63,318,970
   Whirlpool SA.............................................    51,687       92,194
                                                                       ------------
TOTAL BRAZIL................................................            445,681,720
                                                                       ------------
CHILE -- (0.1%)
   Embotelladora Andina SA..................................   139,598      633,097
   Embotelladora Andina SA Preferred Series B...............   176,703      936,151
   Sociedad Quimica y Minera de Chile SA Series B...........    11,313      662,315
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR......    71,402    4,162,023
                                                                       ------------
TOTAL CHILE.................................................              6,393,586
                                                                       ------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.....................................    80,280        5,850
  *Trent, Ltd...............................................     2,180       36,345
                                                                       ------------
TOTAL INDIA.................................................                 42,195
                                                                       ------------
MALAYSIA -- (0.0%)
  *TA Global Berhad......................................... 1,164,098      100,005
                                                                       ------------
TOTAL PREFERRED STOCKS......................................            452,217,506
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12....................    72,814        4,202
  *Cia de Bebidas das Americas SA Rights 05/31/12...........       283        2,382
                                                                       ------------
TOTAL BRAZIL................................................                  6,584
                                                                       ------------
INDIA -- (0.0%)
  *Jain Irrigation Systems, Ltd. Differential Voting Rights.    24,388       19,760
                                                                       ------------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants......................   131,000           --
  *Notion VTEC Berhad Warrants 2017.........................    63,708        5,263
                                                                       ------------
TOTAL MALAYSIA..............................................                  5,263
                                                                       ------------
POLAND -- (0.0%)
  *Barlinek SA Rights.......................................    72,057        3,942
                                                                       ------------
SOUTH KOREA -- (0.0%)
  *Dayou Automotive Seat Technology Co., Ltd. Rights
    05/23/12................................................    17,800        9,371
  *KIC, Ltd. Rights 06/08/12................................    15,715        1,808
  *Kumho Industrial Co., Ltd. Rights 05/16/12...............     2,647           --
  *Pharmicell Co., Ltd. Rights 06/19/12.....................     9,822       15,165
                                                                       ------------
TOTAL SOUTH KOREA...........................................                 26,344
                                                                       ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                            SHARES        VALUE++
                                                                                          ------------ --------------
THAILAND -- (0.0%)
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12..............................      172,965 $      127,966
                                                                                                       --------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12...........................      181,906        351,124
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS....................................................................                     540,983
                                                                                                       --------------
                                                                                            SHARES/
                                                                                             FACE
                                                                                            AMOUNT        VALUE+
                                                                                          ------------ --------------
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S) @DFA Short Term Investment Fund......................................................  715,000,000    715,000,000
                                                                                                       --------------
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralizedby
   FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $661,413) to be
   repurchased at $648,448............................................................... $        648        648,444
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                 715,648,444
                                                                                                       --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,520,939,546)                                                                                $8,272,300,831
                                                                                                       ==============

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                    SHARES       VALUE+
                                                  ---------- --------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
   #Best Buy Co., Inc............................    401,070 $    8,851,615
   #Carnival Corp................................  2,385,423     77,502,393
    CBS Corp. Class A............................      7,236        246,603
   #CBS Corp. Class B............................  2,669,115     89,014,985
  #*Clear Channel Outdoor Holdings, Inc. Class A.    168,716      1,277,180
   #Comcast Corp. Class A........................ 10,008,890    303,569,634
    Comcast Corp. Special Class A................  3,843,964    114,665,446
   #D.R. Horton, Inc.............................  1,448,033     23,675,340
   #Dillard's, Inc. Class A......................    105,055      6,782,351
    Foot Locker, Inc.............................    531,795     16,267,609
   #GameStop Corp. Class A.......................    610,703     13,899,600
   #Gannett Co., Inc.............................    277,280      3,832,010
  #*General Motors Co............................  1,085,977     24,977,471
  #*Hyatt Hotels Corp. Class A...................     19,122        822,820
   #J.C. Penney Co., Inc.........................  1,078,085     38,875,745
   #Lennar Corp. Class A.........................    802,616     22,264,568
    Lennar Corp. Class B Voting..................      4,809        108,828
  #*Liberty Interactive Corp. Class A............  3,316,465     62,482,201
  #*MGM Resorts International....................  2,598,118     34,866,744
  #*Mohawk Industries, Inc.......................    392,417     26,299,787
   #News Corp. Class A...........................  9,024,175    176,873,830
   #News Corp. Class B...........................  3,247,295     64,426,333
  #*Orchard Supply Hardware Stores Corp. Class A.     22,704        487,455
  #*Penn National Gaming, Inc....................    286,620     12,892,168
  #*PulteGroup, Inc..............................     20,241        199,171
   #Royal Caribbean Cruises, Ltd.................  1,043,290     28,554,847
  #*Sears Holdings Corp..........................    595,638     32,033,412
   #Service Corp. International..................    213,116      2,467,883
   #Staples, Inc.................................    696,416     10,724,806
   #Time Warner Cable, Inc.......................  1,921,256    154,565,045
    Time Warner, Inc.............................  5,323,159    199,405,536
  #*Toll Brothers, Inc...........................    912,316     23,172,826
   #Washington Post Co. Class B..................     36,180     13,682,191
    Whirlpool Corp...............................    213,025     13,637,860
   #Wyndham Worldwide Corp.......................    837,843     42,177,017
                                                             --------------
Total Consumer Discretionary.....................             1,645,583,310
                                                             --------------
Consumer Staples -- (8.4%).......................
    Archer-Daniels-Midland Co....................  3,155,848     97,294,794
    Bunge, Ltd...................................    534,748     34,491,246
  #*Constellation Brands, Inc. Class A...........    933,566     20,165,026
   *Constellation Brands, Inc. Class B...........        153          3,328
   #Corn Products International, Inc.............      1,257         71,724
    CVS Caremark Corp............................  6,431,368    286,967,640
   #Fortune Brands, Inc..........................    560,836     31,844,268
   #J.M. Smucker Co..............................    567,540     45,193,210
   #Kraft Foods, Inc. Class A....................  7,128,852    284,227,329
   #Molson Coors Brewing Co. Class B.............    802,754     33,378,511
  #*Post Holdings, Inc...........................    104,591      3,111,582
   *Ralcorp Holdings, Inc........................    218,241     15,890,127
   #Safeway, Inc.................................  1,082,518     22,007,591
  #*Smithfield Foods, Inc........................    780,989     16,369,529
   #Tyson Foods, Inc. Class A....................  1,828,601     33,371,968
                                                             --------------
Total Consumer Staples...........................               924,387,873
                                                             --------------
Energy -- (16.7%)................................
    Anadarko Petroleum Corp......................  2,574,876    188,506,672
    Apache Corp..................................  1,155,774    110,884,958

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                               SHARES       VALUE+
                                             ---------- --------------
Energy -- (Continued)
    Baker Hughes, Inc.......................     27,157 $    1,197,895
   #Chesapeake Energy Corp..................  3,267,150     60,246,246
    Chevron Corp............................  1,669,494    177,901,281
    Cimarex Energy Co.......................        390         26,953
    ConocoPhillips..........................  5,710,341    409,031,726
  #*Denbury Resources, Inc..................  1,415,410     26,949,406
    Devon Energy Corp.......................  1,088,705     76,046,044
   #Helmerich & Payne, Inc..................    513,387     26,382,958
    Hess Corp...............................  1,567,373     81,722,828
  #*HollyFrontier Corp......................     63,590      1,959,844
    Marathon Oil Corp.......................  3,625,708    106,378,273
    Marathon Petroleum Corp.................  1,791,952     74,563,123
    Murphy Oil Corp.........................    689,754     37,915,777
   *Nabors Industries, Ltd..................  1,355,841     22,574,753
    National Oilwell Varco, Inc.............  1,627,065    123,266,444
    Noble Corp..............................    509,612     19,395,833
   #Patterson-UTI Energy, Inc...............    732,485     11,844,282
   #Pioneer Natural Resources Co............    517,832     59,975,302
   *Plains Exploration & Production Co......    664,529     27,146,010
   #QEP Resources, Inc......................    431,083     13,281,667
  #*Rowan Cos., Inc.........................    595,894     20,576,220
  #*Tesoro Corp.............................    605,336     14,074,062
    Tidewater, Inc..........................    276,715     15,227,626
    Transocean, Ltd.........................    399,249     20,118,157
   *Unit Corp...............................        100          4,225
    Valero Energy Corp......................  2,806,975     69,332,282
   *Weatherford International, Ltd..........  1,009,406     14,404,224
  #*Whiting Petroleum Corp..................     67,650      3,869,580
  #*Williams Cos., Inc. (The)...............    344,724     11,730,958
                                                        --------------
Total Energy................................             1,826,535,609
                                                        --------------
Financials -- (17.1%)
  #*Allegheny Corp..........................      4,013      1,376,058
    Allied World Assurance Co. Holdings AG..    188,355     13,554,026
   #Allstate Corp. (The)....................  1,330,135     44,333,400
    Alterra Capital Holdings, Ltd...........     35,444        848,175
   *American Capital, Ltd...................    788,816      7,832,943
    American Financial Group, Inc...........    582,168     22,657,979
   *American International Group, Inc.......    455,642     15,505,497
    American National Insurance Co..........     90,418      6,347,344
   #Assurant, Inc...........................    493,401     19,903,796
    Assured Guaranty, Ltd...................     18,939        268,555
    Axis Capital Holdings, Ltd..............    613,817     20,882,054
    Bank of America Corp.................... 24,999,052    202,742,312
   #Bank of New York Mellon Corp. (The).....    162,758      3,849,227
    Capital One Financial Corp..............  1,092,331     60,602,524
   *CIT Group, Inc..........................    126,575      4,790,864
   #Citigroup, Inc..........................  9,041,167    298,720,158
   #CME Group, Inc..........................    319,869     85,027,578
   #CNA Financial Corp......................  1,259,820     38,575,688
   *E*Trade Financial Corp..................     57,660        612,926
    Everest Re Group, Ltd...................    231,133     22,905,280
  #*Genworth Financial, Inc. Class A........  2,390,330     14,365,883
    Goldman Sachs Group, Inc. (The).........    279,035     32,130,880
    Hartford Financial Services Group, Inc..  2,160,202     44,392,151
  #*Hudson City Bancorp, Inc................     74,986        529,401
    JPMorgan Chase & Co.....................  1,496,828     64,333,667
    KeyCorp.................................  3,863,464     31,062,251
    Legg Mason, Inc.........................    721,237     18,802,649
   #Lincoln National Corp...................  1,587,360     39,318,907
   #Loews Corp..............................  2,340,216     96,253,084

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                            SHARES       VALUE+
                                          ---------- --------------
Financials -- (Continued)
   #MetLife, Inc.........................  4,759,859 $  171,497,720
    Morgan Stanley.......................  3,765,813     65,073,249
   *NASDAQ OMX Group, Inc. (The).........    840,414     20,648,972
    NYSE Euronext........................     31,370        807,777
   #Old Republic International Corp......  1,371,493     13,646,355
    PartnerRe, Ltd.......................    187,833     13,076,933
    People's United Financial, Inc.......     38,007        469,006
   #PNC Financial Services Group, Inc....         22          1,459
    Principal Financial Group, Inc.......    461,260     12,763,064
   #Prudential Financial, Inc............  2,340,342    141,684,305
   #Regions Financial Corp...............  5,735,171     38,655,053
    Reinsurance Group of America, Inc....    428,134     24,891,711
   #SunTrust Banks, Inc..................  2,564,707     62,271,086
    Unum Group...........................  1,777,689     42,202,337
    Validus Holdings, Ltd................    311,103     10,110,847
    XL Group P.L.C.......................  1,435,288     30,873,045
   #Zions Bancorporation.................    777,171     15,846,517
                                                     --------------
Total Financials.........................             1,877,044,693
                                                     --------------
Health Care -- (8.8%)
    Aetna, Inc...........................  1,957,594     86,212,440
   #*Alere, Inc..........................     67,322      1,608,323
   *Boston Scientific Corp...............  6,689,559     41,876,639
   *CareFusion Corp......................    917,825     23,780,846
   #Cigna Corp...........................     36,433      1,684,298
    Coventry Health Care, Inc............    670,877     20,119,601
  #*Endo Pharmaceuticals Holdings, Inc...    173,568      6,099,179
   *Forest Laboratories, Inc.............    146,552      5,104,406
   *Hologic, Inc.........................  1,229,548     23,508,958
    Humana, Inc..........................    698,778     56,377,409
   *Life Technologies Corp...............     59,586      2,762,407
   #Omnicare, Inc........................    602,337     20,985,421
   #PerkinElmer, Inc.....................    438,767     12,109,969
    Pfizer, Inc.......................... 17,815,204    408,502,628
   #Teleflex, Inc........................     89,297      5,596,243
    Thermo Fisher Scientific, Inc........  1,994,284    110,981,905
    WellPoint, Inc.......................  2,067,263    140,201,777
                                                     --------------
Total Health Care........................               967,512,449
                                                     --------------
Industrials -- (13.4%)
  #*AECOM Technology Corp................     68,209      1,505,373
   *AGCO Corp............................    252,065     11,741,188
  #*CNH Global N.V.......................      6,633        303,592
    CSX Corp.............................  6,342,908    141,510,277
   #FedEx Corp...........................    150,525     13,282,326
   *Fortune Brands Home & Security, Inc..    742,497     16,884,382
    General Electric Co.................. 21,867,055    428,156,937
  #*Hertz Global Holdings, Inc...........    876,229     13,502,689
    Ingersoll-Rand P.L.C.................    933,314     39,684,511
   *Jacobs Engineering Group, Inc........      3,134        137,363
    L-3 Communications Holdings, Inc.....    407,736     29,984,905
    Manpower, Inc........................      6,983        297,476
   #Norfolk Southern Corp................  2,045,548    149,181,816
    Northrop Grumman Corp................  1,545,282     97,785,445
   #*Owens Corning, Inc..................    589,248     20,240,669
   #Pentair, Inc.........................    159,772      6,924,518
   *Quanta Services, Inc.................    482,223     10,666,773
    Republic Services, Inc...............  1,104,756     30,237,172
    Ryder System, Inc....................    297,607     14,499,413
   #Southwest Airlines Co................  4,290,532     35,525,605
    SPX Corp.............................        316         24,262

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                    SHARES       VALUE+
                                                  ---------- --------------
Industrials -- (Continued)
   #Stanley Black & Decker, Inc..................    528,407 $   38,658,256
  #*Terex Corp...................................     17,458        395,249
    Trinity Industries, Inc......................      8,644        255,862
    Tyco International, Ltd......................  1,433,965     80,488,455
    Union Pacific Corp...........................  2,422,164    272,348,120
   #URS Corp.....................................    378,541     15,637,529
                                                             --------------
Total Industrials................................             1,469,860,163
                                                             --------------
Information Technology -- (3.5%)
   #Activision Blizzard, Inc.....................  2,612,644     33,624,728
  #*Arrow Electronics, Inc.......................    568,882     23,921,488
   *Avnet, Inc...................................    711,662     25,676,765
   #AVX Corp.....................................    285,834      3,630,092
   *Brocade Communications Systems, Inc..........    419,260      2,322,700
   #Computer Sciences Corp.......................    897,932     25,195,972
    Corning, Inc.................................  2,232,465     32,035,873
   #Fidelity National Information Services, Inc..  1,328,465     44,729,417
    Hewlett-Packard Co...........................  1,097,035     27,162,587
    IAC/InterActiveCorp..........................    461,765     22,233,985
   *Ingram Micro, Inc. Class A...................    911,755     17,742,752
   *Juniper Networks, Inc........................     81,071      1,737,351
  #*Micron Technology, Inc.......................  3,322,059     21,892,369
  #*Western Digital Corp.........................    782,708     30,376,897
    Xerox Corp...................................  5,490,094     42,712,931
  #*Yahoo!, Inc..................................  1,539,555     23,924,685
                                                             --------------
Total Information Technology.....................               378,920,592
                                                             --------------
Materials -- (2.7%)
   #Alcoa, Inc...................................  5,357,434     52,127,833
   #Ashland, Inc.................................    376,837     24,822,253
   #Cliffs Natural Resources, Inc................    147,736      9,198,043
    Cytec Industries, Inc........................     66,976      4,257,664
   #Domtar Corp..................................    199,193     17,425,404
   #Huntsman Corp................................    155,311      2,199,204
    International Paper Co.......................  2,299,481     76,595,712
    LyondellBasell Industries N.V. Class A.......     75,881      3,170,308
    MeadWestavco Corp............................    988,501     31,454,102
   #Nucor Corp...................................    165,094      6,473,336
   #Reliance Steel & Aluminum Co.................    363,907     20,338,762
    Rock-Tenn Co. Class A........................     73,108      4,556,822
   #Sealed Air Corp..............................    311,965      5,983,489
   #Steel Dynamics, Inc..........................    893,527     11,410,340
   *SunCoke Energy, Inc..........................          1             11
   #United States Steel Corp.....................    204,541      5,794,646
   #Vulcan Materials Co..........................    576,439     24,677,354
   #Westlake Chemical Corp.......................      2,222        142,097
                                                             --------------
Total Materials..................................               300,627,380
                                                             --------------
Telecommunication Services -- (6.1%)
    AT&T, Inc.................................... 13,051,618    429,528,748
   #CenturyLink, Inc.............................  2,300,437     88,704,851
   #Frontier Communications Corp.................  1,781,243      7,196,222
   *MetroPCS Communications, Inc.................  1,453,136     10,607,893
  #*NII Holdings, Inc............................    110,211      1,542,403
   *Sprint Nextel Corp........................... 13,961,200     34,623,776
   #Telephone & Data Systems, Inc................    562,342     13,659,281
  #*United States Cellular Corp..................    265,925     10,429,578
   #Verizon Communications, Inc..................  1,811,751     73,158,505
                                                             --------------
Total Telecommunication Services.................               669,451,257
                                                             --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                               SHARES         VALUE+
                                                                                             ------------ ---------------
Utilities -- (0.8%)
  #*AES Corp................................................................................    1,010,587 $    12,652,549
   *Calpine Corp............................................................................    1,006,942      18,880,162
   *NRG Energy, Inc.........................................................................      987,176      16,781,992
   #Public Service Enterprise Group, Inc....................................................    1,096,857      34,167,096
                                                                                                          ---------------
Total Utilities.............................................................................                   82,481,799
                                                                                                          ---------------
TOTAL COMMON STOCKS.........................................................................               10,142,405,125
                                                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares......................   31,844,654      31,844,654
                                                                                                          ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @DFA Short Term Investment Fund.........................................................  785,569,107     785,569,107
  @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12 (Collateralized by
    $375,124 FNMA, rates ranging from 2.000% to 6.331%(r), maturities ranging from 01/01/19
    to 09/01/45, valued at $376,287) to be repurchased at $364,198.......................... $        364         364,196
                                                                                                          ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  785,933,303
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147)                                                                                   $10,960,183,082
                                                                                                          ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                   SHARES     VALUE++
                                                  --------- ------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
    Alumina, Ltd................................. 2,919,489 $  3,487,208
   #Alumina, Ltd. Sponsored ADR..................   172,484      821,024
    Amcor, Ltd. Sponsored ADR....................    74,696    2,339,479
    Asciano Group, Ltd........................... 1,275,861    6,244,288
    Australia & New Zealand Banking Group, Ltd...   112,583    2,789,046
   #Bank of Queensland, Ltd......................   441,910    3,413,546
    Bendigo Bank, Ltd............................   596,517    4,664,592
   #Boral, Ltd................................... 1,576,317    6,164,915
    Caltex Australia, Ltd........................   341,805    4,869,603
    Crown, Ltd...................................   957,925    9,045,412
   *Downer EDI, Ltd..............................   132,490      494,597
    Echo Entertainment Group, Ltd................ 1,526,918    7,112,845
   #*Fairfax Media, Ltd.......................... 4,500,769    3,211,777
   #Harvey Norman Holdings, Ltd..................   991,617    2,079,233
    Incitec Pivot, Ltd........................... 4,149,937   14,025,619
    Insurance Australia Group, Ltd............... 1,872,961    6,870,016
    Lend Lease Group NL..........................   773,285    5,955,951
    Macquarie Group, Ltd.........................   568,086   17,122,387
    National Australia Bank, Ltd................. 1,490,363   38,957,024
   #New Hope Corp., Ltd..........................    51,436      261,054
   *Newcrest Mining, Ltd.........................    62,046    1,690,757
    OneSteel, Ltd................................ 2,331,726    3,124,108
    Origin Energy, Ltd........................... 2,282,669   31,361,440
    OZ Minerals, Ltd.............................   497,884    4,793,908
    Primary Health Care, Ltd.....................    28,910       84,909
  #*Qantas Airways, Ltd.......................... 2,850,317    4,831,830
    Santos, Ltd.................................. 1,552,780   22,526,127
    Seven Group Holdings, Ltd....................   326,621    3,424,595
    Sims Metal Management, Ltd...................   124,128    1,839,144
   #Sims Metal Management, Ltd. Sponsored ADR....   124,013    1,822,991
    Sonic Healthcare, Ltd........................   329,113    4,305,338
    Suncorp Group, Ltd........................... 3,324,750   28,035,386
    TABCORP Holdings, Ltd........................ 1,716,068    5,118,828
    Tatts Group, Ltd............................. 2,547,318    6,841,050
    Toll Holdings, Ltd...........................   662,085    4,012,984
    Treasury Wine Estates, Ltd...................   115,020      513,901
   #Washington H. Soul Pattinson & Co., Ltd......   113,801    1,637,448
    Wesfarmers, Ltd.............................. 2,578,622   80,973,411
                                                            ------------
TOTAL AUSTRALIA..................................            346,867,771
                                                            ------------
AUSTRIA -- (0.3%)
    Erste Group Bank AG..........................   342,508    7,897,933
   #OMV AG.......................................   286,325    9,685,422
    Raiffeisen Bank International AG.............    55,762    1,855,419
    Voestalpine AG...............................    64,901    2,114,233
                                                            ------------
TOTAL AUSTRIA....................................             21,553,007
                                                            ------------
BELGIUM -- (0.8%)
   #Ageas SA..................................... 3,435,864    6,260,930
    Delhaize Group SA............................   235,124   11,443,810
    Delhaize Group SA Sponsored ADR..............    52,900    2,576,759
    D'ieteren SA.................................     1,857       81,988
    KBC Groep NV.................................   356,956    6,920,305
    Solvay SA....................................   180,191   21,950,074
   #UCB SA.......................................   292,608   13,682,402
                                                            ------------
TOTAL BELGIUM....................................             62,916,268
                                                            ------------

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CONTINUED


                                                                SHARES     VALUE++
                                                               --------- ------------
CANADA -- (10.6%)
    Agnico-Eagle Mines, Ltd...................................    13,354 $    533,430
    Astral Media, Inc. Class A................................    40,138    1,983,638
    Bell Aliant, Inc..........................................   162,757    4,310,091
    Cameco Corp...............................................   465,901   10,309,861
    Canadian National Resources, Ltd..........................   168,339    5,848,453
   #Canadian Pacific Railway, Ltd.............................   266,453   20,620,875
   #Canadian Tire Corp. Class A...............................   214,347   14,991,379
    Empire Co., Ltd. Class A..................................    65,500    3,855,008
   #Encana Corp............................................... 2,051,015   42,957,433
    Enerplus Corp.............................................   371,811    6,880,301
    Ensign Energy Services, Inc...............................   452,198    6,536,810
    Fairfax Financial Holdings, Ltd...........................    54,622   22,393,444
    Genworth MI Canada, Inc...................................    84,524    1,756,621
    George Weston, Ltd........................................   139,152    8,892,712
   #Goldcorp, Inc............................................. 1,677,120   64,225,793
    Groupe Aeroplan, Inc......................................   211,202    2,715,256
   #Husky Energy, Inc.........................................   783,918   20,450,035
    IAMGOLD Corp..............................................   231,424    2,869,812
    Industrial Alliance Insurance & Financial Services, Inc...   168,485    5,372,554
    Inmet Mining Corp.........................................   154,478    8,497,580
    Intact Financial Corp.....................................    62,200    4,015,909
   *Katanga Mining, Ltd.......................................   181,994      151,071
    Kinross Gold Corp......................................... 2,678,826   23,999,200
   #Loblaw Cos., Ltd..........................................   224,875    7,591,822
   *Lundin Mining Corp........................................ 1,008,210    4,898,930
   #Magna International, Inc..................................   583,936   25,589,502
   #Manulife Financial Corp................................... 4,206,497   57,528,749
    Methanex Corp.............................................    68,615    2,415,781
    Metro, Inc................................................    89,917    4,960,750
    Nexen, Inc................................................ 1,739,936   33,623,909
    Pan American Silver Corp..................................   103,026    2,003,472
    Pengrowth Energy Corp.....................................   655,222    5,889,934
    Penn West Petroleum, Ltd..................................   877,632   15,041,059
    PetroBakken Energy, Ltd. Class A..........................    62,100      898,952
   *Precision Drilling Corp...................................   706,616    6,509,294
    Progress Energy Resources Corp............................   394,565    4,341,673
    Progressive Waste Solutions, Ltd..........................   122,391    2,655,099
    Quebecor, Inc. Class B....................................    72,000    2,830,146
   *Research In Motion, Ltd...................................   435,600    6,230,731
   *Sears Canada, Inc.........................................     2,159       30,008
   #Sun Life Financial, Inc................................... 1,513,735   37,113,592
    Suncor Energy, Inc........................................ 3,486,786  115,173,181
    Talisman Energy, Inc...................................... 2,251,645   29,449,059
    Teck Resources, Ltd. Class A..............................     4,115      161,417
   #Teck Resources, Ltd. Class B.............................. 1,483,730   55,362,948
   #Thomson Reuters Corp...................................... 1,832,184   54,751,300
   #TransAlta Corp............................................   602,148    9,984,496
   #TransCanada Corp.......................................... 1,575,808   69,326,938
   *Uranium One, Inc..........................................   632,800    1,838,473
    Viterra, Inc..............................................   861,686   13,878,042
   #Yamana Gold, Inc.......................................... 1,777,340   26,070,412
                                                                         ------------
TOTAL CANADA..................................................            880,316,935
                                                                         ------------
DENMARK -- (1.2%)
  #*A.P. Moeller-Maersk A.S. Series A.........................       842    6,280,326
    A.P. Moeller-Maersk A.S. Series B.........................     3,855   30,184,418
    Carlsberg A.S. Series B...................................   312,511   26,976,499
   *Danske Bank A.S........................................... 1,707,998   27,756,572
    H. Lundbeck A.S...........................................   123,467    2,475,375
   *Rockwool International A.S. Series A......................         9          866
    Rockwool International A.S. Series B......................     1,631      155,629

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
                                                             SHARES     VALUE++
                                                            --------- ------------
DENMARK -- (Continued)
    TDC A.S................................................   758,575 $  5,437,579
  #*Vestas Wind Systems A.S................................   348,128    3,068,421
                                                                      ------------
TOTAL DENMARK..............................................            102,335,685
                                                                      ------------
FINLAND -- (0.5%)
   *Kesko Oyj Series A.....................................       662       19,217
   #Kesko Oyj Series B.....................................   138,917    3,715,657
    Neste Oil Oyj..........................................    69,191      818,758
    Sampo Oyj Series A.....................................   302,422    8,051,974
   #Stora Enso Oyj Series R................................ 1,304,065    8,925,786
    Stora Enso Oyj Sponsored ADR...........................    91,500      623,115
   #UPM-Kymmene Oyj........................................ 1,346,790   17,283,559
    UPM-Kymmene Oyj Sponsored ADR..........................    69,300      882,882
                                                                      ------------
TOTAL FINLAND..............................................             40,320,948
                                                                      ------------
FRANCE -- (7.7%)
    Arkema SA..............................................   166,322   14,750,912
   #AXA SA................................................. 4,058,877   57,677,147
    AXA SA Sponsored ADR...................................   140,900    1,996,553
    BNP Paribas SA......................................... 1,248,772   50,399,590
    Bollore SA.............................................    22,288    4,830,900
   #*Bouygues SA...........................................   305,569    8,337,002
    Cap Gemini SA..........................................   324,351   12,671,503
    Casino Guichard Perrachon SA...........................   139,924   13,747,365
    Cie de Saint-Gobain SA................................. 1,039,077   43,626,019
   *Cie Generale de Geophysique--Veritas SA................   130,878    3,753,286
  #*Cie Generale de Geophysique--Veritas SA Sponsored ADR..   141,089    4,057,720
    Cie Generale des Etablissements Michelin SA Series B...   334,922   25,029,557
   #Ciments Francais SA....................................    26,702    1,711,861
    CNP Assurances SA......................................   318,796    4,476,041
    Credit Agricole SA..................................... 2,838,495   14,611,683
   *Eiffage SA.............................................    31,691    1,078,817
    Electricite de France SA...............................   436,218    9,241,676
   #Eramet SA..............................................     5,005      667,654
    France Telecom SA...................................... 3,803,372   52,136,748
    GDF Suez SA............................................ 2,974,295   68,480,750
    Groupe Eurotunnel SA...................................   907,172    7,632,587
    Lafarge SA.............................................   505,082   19,742,004
   #Lagardere SCA..........................................   243,906    7,395,994
    Natixis SA............................................. 2,026,810    6,178,542
   #Peugeot SA.............................................   358,364    4,303,942
   #PPR SA.................................................   161,317   26,996,280
   #Renault SA.............................................   500,084   22,749,145
    Rexel SA...............................................   243,067    5,085,397
    Sanofi SA..............................................    87,938    6,716,849
    Sanofi SA ADR..........................................   520,100   19,857,418
    SCOR SE................................................   198,036    5,235,603
   #Societe Generale SA.................................... 1,558,512   36,896,510
    STMicroelectronics NV.................................. 1,542,301    8,880,310
    Thales SA..............................................    27,549      955,073
   *Vallourec SA...........................................    44,398    2,673,718
   #Vivendi SA............................................. 3,567,218   65,981,070
                                                                      ------------
TOTAL FRANCE...............................................            640,563,226
                                                                      ------------
GERMANY -- (7.0%)
    Allianz SE.............................................   330,017   36,810,454
    Allianz SE Sponsored ADR............................... 2,811,910   31,099,725
    Bayerische Motoren Werke AG............................   660,431   62,814,886
   *Celesio AG.............................................    92,470    1,594,646
  #*Commerzbank AG......................................... 4,399,281    9,525,126

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
                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    Daimler AG......................................... 2,088,586 $115,564,409
    Deutsche Bank AG................................... 1,039,440   45,125,200
    Deutsche Bank AG (D18190898).......................   420,711   18,254,650
    Deutsche Lufthansa AG..............................   464,311    6,046,422
    Deutsche Telekom AG................................ 2,852,483   32,160,894
   #Deutsche Telekom AG Sponsored ADR.................. 3,099,741   35,337,047
   #E.ON AG............................................ 2,894,296   65,531,861
    Fraport AG.........................................    37,336    2,427,763
   #Generali Deutschland Holding AG....................     8,506      719,585
   #Hannover Rueckversicherung AG......................    60,686    3,672,548
   #Heidelberger Zement AG.............................   201,967   11,113,123
    Merck KGaA.........................................    50,209    5,518,955
   #Munchener Rueckversicherungs-Gesellschaft AG.......   395,244   57,409,200
  #*RWE AG.............................................   317,533   13,649,762
   #Salzgitter AG......................................    79,216    4,151,983
    SCA Hygiene Products SE............................     3,195    1,419,938
   #Suedzucker AG......................................    45,256    1,378,133
    ThyssenKrupp AG....................................   368,208    8,732,147
   #Volkswagen AG......................................    48,739    8,325,838
                                                                  ------------
TOTAL GERMANY..........................................            578,384,295
                                                                  ------------
GREECE -- (0.1%)
    Coca-Cola Hellenic Bottling Co. S.A................     4,366       86,719
    Hellenic Petroleum S.A.............................   334,517    2,458,702
   *National Bank of Greece S.A........................   705,803    1,574,748
                                                                  ------------
TOTAL GREECE...........................................              4,120,169
                                                                  ------------
HONG KONG -- (1.7%)
    Cathay Pacific Airways, Ltd........................ 2,126,000    3,596,817
    Dah Sing Banking Group, Ltd........................     4,000        4,134
    Dah Sing Financial Holdings, Ltd...................   113,650      406,027
    Great Eagle Holdings, Ltd..........................   860,324    2,526,729
    Hang Lung Group, Ltd...............................   356,000    2,218,035
    Henderson Land Development Co., Ltd................ 3,286,114   18,645,849
    Hong Kong & Shanghai Hotels, Ltd................... 2,025,348    2,650,349
    Hopewell Holdings, Ltd............................. 1,244,169    3,334,523
    Hutchison Whampoa, Ltd............................. 5,618,000   53,856,729
    Hysan Development Co., Ltd......................... 1,040,362    4,696,226
    Kowloon Development Co., Ltd.......................   282,000      293,509
    New World Development Co., Ltd..................... 8,442,100   10,486,825
    Orient Overseas International, Ltd.................   488,000    3,331,265
    Shun Tak Holdings, Ltd............................. 2,346,000      968,030
    Sino Land Co., Ltd................................. 1,055,352    1,812,999
    Wharf Holdings, Ltd................................ 2,757,990   16,355,885
    Wheelock & Co., Ltd................................ 3,482,000   11,731,566
                                                                  ------------
TOTAL HONG KONG........................................            136,915,497
                                                                  ------------
IRELAND -- (0.2%)
    CRH P.L.C..........................................   590,083   11,972,870
    CRH P.L.C. Sponsored ADR...........................   259,888    5,283,523
   *Governor & Co. of the Bank of Ireland P.L.C. (The).   157,165       23,348
                                                                  ------------
TOTAL IRELAND..........................................             17,279,741
                                                                  ------------
ISRAEL -- (0.6%)
    Bank Hapoalim B.M.................................. 2,940,875   10,913,355
    Bank Leumi Le-Israel B.M........................... 2,840,659    8,886,091
    Bezeq Israeli Telecommunication Corp., Ltd......... 2,743,801    4,574,275
    Elbit Systems, Ltd.................................    57,084    2,082,518
    Israel Chemicals, Ltd..............................   843,555    9,649,278
   *Israel Discount Bank, Ltd. Series A................ 1,954,545    2,534,734

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
                                                                         SHARES     VALUE++
                                                                       ---------- ------------
ISRAEL -- (Continued)
   *Mellanox Technologies, Ltd........................................     23,772 $  1,365,746
   *NICE Systems, Ltd.................................................     11,443      438,699
   *NICE Systems, Ltd. Sponsored ADR..................................    160,983    6,184,967
   *Oil Refineries, Ltd...............................................    528,928      307,535
    Partner Communications Co., Ltd...................................     63,263      472,840
    Paz Oil Co., Ltd..................................................        321       43,717
   *Strauss Group, Ltd................................................     17,492      210,770
                                                                                  ------------
TOTAL ISRAEL..........................................................              47,664,525
                                                                                  ------------
ITALY -- (1.2%)
   #Banca Monte Dei Paschi di Siena SpA...............................  8,998,791    3,201,163
    Banco Popolare Scarl..............................................  2,933,385    4,362,170
   #*Fiat SpA.........................................................  1,512,718    7,306,723
   *Finmeccanica SpA..................................................  1,096,376    4,716,235
    Intesa Sanpaolo SpA............................................... 18,250,842   27,665,557
   *Mediaset SpA......................................................    712,461    1,695,752
    Parmalat SpA......................................................    602,705    1,363,240
    Telecom Italia SpA................................................  5,476,933    6,213,483
    Telecom Italia SpA Sponsored ADR..................................  1,874,500   21,219,340
    UniCredit SpA.....................................................  4,730,546   18,868,285
   #Unione di Banche Italiane ScpA....................................  1,525,749    5,670,893
                                                                                  ------------
TOTAL ITALY...........................................................             102,282,841
                                                                                  ------------
JAPAN -- (17.4%)
    77 Bank, Ltd. (The)...............................................    737,372    2,940,331
   #Aeon Co., Ltd.....................................................  1,886,800   24,632,172
    Aisin Seiki Co., Ltd..............................................     85,300    3,003,638
    Ajinomoto Co., Inc................................................  1,189,000   15,345,526
    Alfresa Holdings Corp.............................................     85,700    3,957,616
    Amada Co., Ltd....................................................    821,000    5,572,382
    Aozora Bank, Ltd..................................................    991,000    2,541,700
    Asahi Glass Co., Ltd..............................................  1,586,000   12,470,023
    Asahi Kasei Corp..................................................  2,028,000   12,534,544
    Asatsu-DK, Inc....................................................     32,500      939,976
    Autobacs Seven Co., Ltd...........................................     71,600    3,436,316
    Awa Bank, Ltd. (The)..............................................     65,600      387,265
    Bank of Kyoto, Ltd. (The).........................................    731,400    6,196,201
    Bank of Yokohama, Ltd. (The)......................................  1,279,000    6,194,250
    Canon Marketing Japan, Inc........................................    124,900    1,611,250
   #Casio Computer Co., Ltd...........................................    249,300    1,656,181
    Chiba Bank, Ltd. (The)............................................    980,000    5,954,009
    Chugoku Bank, Ltd. (The)..........................................    403,800    5,102,519
   #Chuo Mitsui Trust Holdings, Inc...................................  5,611,629   16,439,504
    Citizen Holdings Co., Ltd.........................................    511,000    3,209,192
    Coca-Cola West Co., Ltd...........................................    109,007    1,967,610
    COMSYS Holdings Corp..............................................    151,700    1,529,199
    Cosmo Oil Co., Ltd................................................  1,212,364    3,362,146
    Credit Saison Co., Ltd............................................    267,800    5,747,265
   #Dai Nippon Printing Co., Ltd......................................  1,815,000   16,107,933
    Daicel Chemical Industries, Ltd...................................    515,000    3,264,467
    Daido Steel Co., Ltd..............................................    324,000    2,009,871
   #Dainippon Sumitomo Pharma Co., Ltd................................    313,600    3,140,654
    Daiwa Securities Group, Inc.......................................  3,272,000   12,364,921
   *Ebara Corp........................................................     82,000      331,749
    Fuji Heavy Industries, Ltd........................................  1,298,000    9,790,187
    Fuji Television Network, Inc......................................      1,128    1,902,753
    FUJIFILM Holdings Corp............................................  1,327,000   28,146,202
    Fukuoka Financial Group, Inc......................................  1,800,000    7,488,877
    Fukuyama Transporting Co., Ltd....................................     71,000      387,745
    Glory, Ltd........................................................    119,600    2,572,093
   #Gunma Bank, Ltd. (The)............................................    921,397    4,674,971

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CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- -----------
JAPAN -- (Continued)
    H2O Retailing Corp................................................    198,000 $ 1,742,728
    Hachijuni Bank, Ltd. (The)........................................    993,231   5,405,458
    Hakuhodo DY Holdings, Inc.........................................     39,920   2,492,834
    Hankyu Hanshin Holdings, Inc......................................    582,000   2,715,410
    Higo Bank, Ltd. (The).............................................    282,000   1,572,981
   #Hiroshima Bank, Ltd. (The)........................................    300,000   1,218,774
    Hitachi Capital Corp..............................................    105,100   1,737,390
    Hitachi High-Technologies Corp....................................    159,200   4,000,649
    Hitachi Transport System, Ltd.....................................     94,400   1,727,617
    Hokuhoku Financial Group, Inc.....................................  2,620,000   4,583,735
    House Foods Corp..................................................    148,300   2,497,680
    Idemitsu Kosan Co., Ltd...........................................     51,124   4,707,315
    Inpex Corp........................................................      3,476  22,950,325
    Isetan Mitsukoshi Holdings, Ltd...................................    882,200   9,609,175
    ITOCHU Corp.......................................................    183,800   2,079,552
    Iyo Bank, Ltd. (The)..............................................    548,000   4,547,641
    J. Front Retailing Co., Ltd.......................................  1,136,000   5,836,972
    JFE Holdings, Inc.................................................    773,100  14,458,129
    Joyo Bank, Ltd. (The).............................................  1,503,000   6,561,246
    JS Group Corp.....................................................    419,700   8,241,407
    JTEKT Corp........................................................    463,200   5,076,653
    JX Holdings, Inc..................................................  5,548,433  31,298,119
    Kagoshima Bank, Ltd. (The)........................................    358,143   2,156,366
   #Kajima Corp.......................................................  1,544,000   4,400,745
    Kamigumi Co., Ltd.................................................    519,000   4,171,197
    Kaneka Corp.......................................................    653,542   4,038,826
  #*Kawasaki Kisen Kaisha, Ltd........................................  1,166,087   2,456,193
    Keiyo Bank, Ltd. (The)............................................    418,000   1,944,676
    Kewpie Corp.......................................................    113,400   1,701,097
    Kinden Corp.......................................................    285,000   1,979,252
    Kirin Holdings Co., Ltd...........................................    247,000   3,144,916
    Kobe Steel, Ltd...................................................  3,785,000   5,398,141
   #Konica Minolta Holdings, Inc......................................    339,000   2,750,358
    Kyocera Corp......................................................    306,200  29,851,459
    Kyocera Corp. Sponsored ADR.......................................     13,600   1,323,416
    Kyowa Hakko Kirin Co., Ltd........................................    584,000   6,138,675
    Mabuchi Motor Co., Ltd............................................     36,100   1,510,230
    Marui Group Co., Ltd..............................................    542,642   4,307,198
    Maruichi Steel Tube, Ltd..........................................    104,400   2,297,494
   *Mazda Motor Corp..................................................  3,005,000   4,883,222
    Medipal Holdings Corp.............................................    339,800   4,298,338
    Meiji Holdings Co., Ltd...........................................    144,395   6,395,421
    Mitsubishi Chemical Holdings Corp.................................  3,885,000  20,474,264
    Mitsubishi Corp...................................................  2,411,300  52,257,599
    Mitsubishi Gas Chemical Co., Inc..................................    948,000   6,210,714
    Mitsubishi Heavy Industries, Ltd..................................  9,007,000  40,846,959
    Mitsubishi Logistics Corp.........................................    236,000   2,588,749
    Mitsubishi Materials Corp.........................................  2,533,000   7,554,767
   #Mitsubishi Tanabe Pharma Corp.....................................    405,600   5,629,928
    Mitsubishi UFJ Financial Group, Inc............................... 17,167,906  82,431,923
    Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372  22,759,331
    Mitsui & Co., Ltd.................................................  2,469,100  38,556,482
    Mitsui & Co., Ltd. Sponsored ADR..................................     11,723   3,623,345
    Mitsui Chemicals, Inc.............................................  1,861,800   5,378,910
   *Mitsui Engineering & Shipbuilding Co., Ltd........................  1,025,000   1,507,069
    Mitsui Mining & Smelting Co., Ltd.................................     69,030     173,090
    Mitsui O.S.K. Lines, Ltd..........................................    819,000   3,174,373
    Mizuho Financial Group, Inc.......................................    293,760     463,115
    Mizuho Financial Group, Inc. ADR..................................    349,173   1,096,403
    MS&AD Insurance Group Holdings, Inc...............................    715,053  13,182,807
    Nagase & Co., Ltd.................................................    235,889   2,855,909

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- -----------
JAPAN -- (Continued)
    Namco Bandai Holdings, Inc........................................    36,600 $   523,333
    Nanto Bank, Ltd. (The)............................................   319,000   1,425,884
   *NEC Corp.......................................................... 5,425,101   9,794,247
    Nippon Electric Glass Co., Ltd....................................   554,000   4,476,190
    Nippon Express Co., Ltd........................................... 1,952,238   7,369,709
    Nippon Meat Packers, Inc..........................................   429,536   5,486,817
   #Nippon Paper Group, Inc...........................................   231,700   4,638,621
   #Nippon Sheet Glass Co., Ltd....................................... 1,171,739   1,517,650
    Nippon Shokubai Co., Ltd..........................................   234,000   2,621,606
   #Nippon Steel Corp................................................. 8,954,000  22,312,362
    Nippon Television Network Corp....................................    12,380   1,917,256
   #Nippon Yusen K.K.................................................. 3,032,000   8,962,699
    Nishi-Nippon Bank, Ltd............................................ 1,403,569   3,712,318
   #Nissan Motor Co., Ltd.............................................   907,200   9,432,192
    Nissan Shatai Co., Ltd............................................   216,000   2,279,799
    Nisshin Seifun Group, Inc.........................................   394,500   4,813,391
   *Nisshin Steel Co., Ltd............................................ 1,431,000   2,008,462
    Nisshinbo Holdings, Inc...........................................   305,000   2,681,556
    NKSJ Holdings, Inc................................................    79,550   1,637,435
   #NOK Corp..........................................................   162,200   3,336,547
    Nomura Holdings, Inc.............................................. 5,482,000  22,471,392
    Nomura Real Estate Holdings, Inc..................................   164,700   2,879,149
    NTN Corp..........................................................   651,000   2,462,641
    Obayashi Corp..................................................... 1,650,682   6,987,076
    OJI Paper Co., Ltd................................................ 1,997,000   9,169,443
    Ono Pharmaceutical Co., Ltd.......................................     9,500     537,894
    Onward Holdings Co., Ltd..........................................   278,000   2,173,927
    Panasonic Corp.................................................... 3,486,017  26,726,092
    Panasonic Corp. Sponsored ADR.....................................   302,421   2,313,521
  #*Renesas Electronics Corp..........................................   121,800     700,497
    Rengo Co., Ltd....................................................   428,000   3,129,452
    Ricoh Co., Ltd.................................................... 1,666,000  14,924,196
    Rohm Co., Ltd.....................................................   230,500  10,395,251
    San-in Godo Bank, Ltd. (The)......................................    97,900     703,895
    Sankyo Co., Ltd...................................................    74,800   3,606,503
    SBI Holdings, Inc.................................................    45,820   3,687,267
   #Seiko Epson Corp..................................................   296,800   3,959,458
    Seino Holdings Co., Ltd...........................................   295,000   2,043,485
    Sekisui Chemical Co., Ltd.........................................   736,000   6,617,531
    Sekisui House, Ltd................................................ 1,354,000  12,552,102
    Seven & I Holdings Co., Ltd.......................................   486,100  14,714,341
   #Sharp Corp........................................................ 2,998,000  19,178,793
    Shiga Bank, Ltd...................................................   451,185   2,577,827
    Shimizu Corp...................................................... 1,371,000   5,211,706
    Shinsei Bank, Ltd................................................. 1,642,000   2,118,908
    Shizuoka Bank, Ltd................................................   827,000   8,654,319
    Showa Denko K.K................................................... 1,456,000   3,239,768
    Showa Shell Sekiyu K.K............................................   224,000   1,409,659
    SKY Perfect JSAT Holdings, Inc....................................     3,029   1,319,192
   #Sojitz Corp....................................................... 2,578,100   4,341,854
    Sony Corp.........................................................   768,200  12,424,711
   #Sony Corp. Sponsored ADR.......................................... 1,801,665  29,204,990
    Sumitomo Bakelite Co., Ltd........................................   347,000   1,802,510
   #Sumitomo Chemical Co., Ltd........................................ 2,006,000   8,248,357
    Sumitomo Corp..................................................... 3,241,900  46,071,274
   #Sumitomo Electric Industries, Ltd................................. 2,606,700  35,162,427
    Sumitomo Forestry Co., Ltd........................................   161,400   1,404,561
    Sumitomo Heavy Industries, Ltd....................................   297,000   1,531,819
    Sumitomo Metal Industries, Ltd.................................... 3,316,000   5,956,773
   #Sumitomo Mitsui Financial Group, Inc.............................. 1,025,500  32,814,750
    Suzuken Co., Ltd..................................................   150,000   4,537,053

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                       --------- --------------
JAPAN -- (Continued)
    Suzuki Motor Corp.................................................   519,200 $   12,220,120
    Taiheiyo Cement Corp..............................................   785,800      1,875,371
   #Taisei Corp....................................................... 2,148,703      5,457,727
    Taisho Pharmaceutical Holdings Co., Ltd...........................    73,099      5,850,048
   #Takashimaya Co., Ltd..............................................   615,634      4,666,529
    TDK Corp..........................................................   107,400      5,608,102
    Teijin, Ltd....................................................... 1,535,450      5,163,545
    Tokai Rika Co., Ltd...............................................    94,200      1,754,674
    Tokyo Broadcasting System, Inc....................................    85,300      1,156,617
   *Tokyo Tatemono Co., Ltd...........................................   442,000      1,632,109
    Toppan Printing Co., Ltd.......................................... 1,312,000      8,886,223
    Tosoh Corp........................................................ 1,044,000      2,886,257
    Toyo Seikan Kaisha, Ltd...........................................   346,349      4,608,835
    Toyobo Co., Ltd...................................................   664,000        904,008
    Toyoda Gosei Co., Ltd.............................................    13,800        281,270
    Toyota Motor Corp.................................................   398,279     16,320,585
   #Toyota Motor Corp. Sponsored ADR..................................   673,198     55,054,132
    Toyota Tsusho Corp................................................   482,400      9,566,354
    UNY Co., Ltd......................................................   390,450      4,537,364
    Wacoal Corp.......................................................   179,000      2,076,202
    Yamada Denki Co., Ltd.............................................    76,640      4,973,309
    Yamaguchi Financial Group, Inc....................................   492,148      4,227,298
    Yamaha Corp.......................................................   327,300      3,173,129
    Yamato Holdings Co., Ltd..........................................   367,500      5,666,295
    Yamato Kogyo Co., Ltd.............................................    82,600      2,350,392
    Yamazaki Baking Co., Ltd..........................................   128,000      1,892,866
    Yokohama Rubber Co., Ltd..........................................   437,000      3,194,485
                                                                                 --------------
TOTAL JAPAN...........................................................            1,446,786,269
                                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................................   691,000             --
                                                                                 --------------
NETHERLANDS -- (2.3%).................................................
   *Aegon NV.......................................................... 3,288,297     15,295,765
    Akzo Nobel NV.....................................................   444,472     23,837,309
    ArcelorMittal NV.................................................. 2,446,831     42,506,116
   *ING Groep NV...................................................... 3,755,023     26,491,156
  #*ING Groep NV Sponsored ADR........................................ 1,273,519      8,991,044
    Koninklijke Ahold NV..............................................   785,918      9,975,186
    Koninklijke DSM NV................................................   452,418     25,961,912
    Koninklijke Philips Electronics NV................................ 1,939,039     38,587,673
   #Philips Electronics NV ADR........................................   137,395      2,746,526
                                                                                 --------------
    TOTAL NETHERLANDS.................................................              194,392,687
                                                                                 --------------
NEW ZEALAND -- (0.1%).................................................
    Auckland International Airport, Ltd...............................   219,002        452,384
    Contact Energy, Ltd............................................... 1,261,859      4,998,073
    Fletcher Building, Ltd............................................     6,732         34,344
                                                                                 --------------
    TOTAL NEW ZEALAND.................................................                5,484,801
                                                                                 --------------
NORWAY -- (1.0%)......................................................
    Aker ASA Series A.................................................    72,828      2,381,727
    Aker Kvaerner ASA.................................................    12,550        213,730
   *Archer, Ltd.......................................................   135,267        282,912
    BW Offshore, Ltd..................................................   416,901        579,098
    Cermaq ASA........................................................    27,247        372,331
   #DNB ASA........................................................... 1,382,225     14,898,179
    Marine Harvest ASA................................................ 7,530,562      3,864,929
    Norsk Hydro ASA................................................... 3,357,025     16,369,595
    Norsk Hydro ASA Sponsored ADR.....................................    59,900        289,916
    Orkla ASA......................................................... 2,797,062     20,543,067

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         SHARES     VALUE++
                                                                       ---------- ------------
NORWAY -- (Continued)
   *Petroleum Geo-Services ASA........................................    378,646 $  5,728,071
   *Statoil Fuel & Retail ASA.........................................     62,670      561,577
    Stolt-Nielsen, Ltd................................................      8,425      150,643
    Storebrand ASA....................................................  1,082,306    4,865,491
   *Subsea 7 SA.......................................................    528,896   13,697,853
    Wilh Wilhelmsen Holding ASA.......................................        212        5,383
    Yara International ASA............................................     35,511    1,740,753
                                                                                  ------------
TOTAL NORWAY..........................................................              86,545,255
                                                                                  ------------
PORTUGAL -- (0.1%)....................................................
   #Banco Espirito Santo SA...........................................    957,081      810,774
   *Banco Espirito Santo SA I-12 Shares...............................  1,674,890    1,418,910
    Cimpor Cimentos de Portugal SA....................................    169,758    1,241,848
   *EDP Renovaveis SA.................................................    447,616    1,907,738
   *Portugal Telecom SA...............................................    525,319    2,826,799
                                                                                  ------------
TOTAL PORTUGAL........................................................               8,206,069
                                                                                  ------------
SINGAPORE -- (1.0%)...................................................
    CapitaLand, Ltd...................................................  5,036,000   11,903,484
    CapitaMalls Asia, Ltd.............................................  1,863,000    2,309,153
    DBS Group Holdings, Ltd...........................................  1,514,557   17,015,057
    Fraser & Neave, Ltd...............................................  1,315,450    7,465,432
    Golden Agri-Resources, Ltd........................................ 13,950,000    8,257,577
   *Indofood Agri Resources, Ltd......................................    198,000      226,905
   *Keppel Land, Ltd..................................................    208,000      529,571
    Neptune Orient Lines, Ltd.........................................  1,228,004    1,219,825
  #*Overseas Union Enterprise, Ltd....................................    405,000      767,556
    Singapore Airlines, Ltd...........................................  1,585,600   13,676,855
    Singapore Land, Ltd...............................................    532,000    2,551,213
    United Industrial Corp., Ltd......................................  2,152,000    4,813,182
    UOL Group, Ltd....................................................  1,376,600    5,016,817
    Venture Corp., Ltd................................................    307,000    2,126,466
    Wheelock Properties, Ltd..........................................    870,000    1,212,123
                                                                                  ------------
TOTAL SINGAPORE.......................................................              79,091,216
                                                                                  ------------
SPAIN -- (1.4%).......................................................
   #Acciona SA........................................................    114,419    7,046,901
    Banco Bilbao Vizcaya Argentaria SA................................  1,015,514    6,872,014
    Banco de Sabadell SA..............................................  4,940,587   11,697,248
  #*Banco Espanol de Credito SA.......................................    400,117    1,505,085
    Banco Popular Espanol SA..........................................  4,093,710   13,091,298
    Banco Santander SA................................................  4,679,745   29,382,301
   *Banco Santander SA I-12 Shares....................................    194,989    1,218,262
    Banco Santander SA Sponsored ADR..................................  1,384,686    8,765,062
    CaixaBank SA......................................................  2,664,573    9,185,451
   #Fomento de Construcciones y Contratas SA..........................     41,871      716,386
    Gas Natural SDG SA................................................  1,100,641   15,342,589
    Iberdrola SA......................................................     38,883      181,185
    Repsol YPF SA.....................................................    483,252    9,290,473
                                                                                  ------------
TOTAL SPAIN...........................................................             114,294,255
                                                                                  ------------
SWEDEN -- (2.6%)......................................................
    Boliden AB........................................................    612,180    9,844,381
    Holmen AB Series A................................................      6,300      171,833
    Meda AB Series A..................................................    157,343    1,556,030
    Nordea Bank AB....................................................  5,275,564   46,690,917
   #Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   23,458,989
   #Skandinaviska Enskilda Banken AB Series C.........................     16,918      113,333
    SSAB AB Series A..................................................    507,586    5,174,745
    SSAB AB Series B..................................................    233,785    2,065,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
SWEDEN -- (Continued)
    Svenska Cellulosa AB Series A....................     65,949 $  1,046,639
    Svenska Cellulosa AB Series B....................  1,586,671   25,153,076
    Swedbank AB Series A.............................  1,322,591   21,832,830
    Tele2 AB Series B................................    462,294    8,794,278
   *Telefonaktiebolaget LM Ericsson AB Series A......     26,493      261,687
  #*Telefonaktiebolaget LM Ericsson AB Series B......  3,412,049   33,825,223
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.    952,162    9,516,859
    TeliaSonera AB...................................  3,768,582   25,098,837
    Volvo AB Series A................................    329,561    4,566,032
                                                                 ------------
TOTAL SWEDEN.........................................             219,170,970
                                                                 ------------
SWITZERLAND -- (4.5%)................................
    Adecco SA........................................    351,751   17,159,585
   #Alpiq Holding AG.................................      1,239      221,792
    Aryzta AG........................................    107,787    5,429,504
    Baloise Holding AG...............................    200,163   15,501,448
    Banque Cantonale Vaudoise AG.....................        732      414,311
  #*Clariant AG......................................    429,492    5,467,945
    Credit Suisse Group AG...........................    858,974   20,545,723
   #Credit Suisse Group AG Sponsored ADR.............    805,990   18,787,627
    Givaudan SA......................................     14,257   13,840,472
    Holcim, Ltd......................................    886,165   55,272,069
    Lonza Group AG...................................     17,654      796,572
    Novartis AG......................................     16,632      918,357
    Novartis AG ADR..................................    506,359   27,935,826
   *PSP Swiss Property AG............................     95,780    8,607,288
    St. Galler Kantonalbank AG.......................      3,800    1,538,341
    Sulzer AG........................................     27,091    3,901,632
    Swiss Life Holding AG............................    123,557   12,638,354
   *Swiss Re, Ltd....................................  1,108,107   69,581,447
   *UBS AG...........................................  3,280,643   40,969,298
    Zurich Insurance Group AG........................    225,125   55,156,285
                                                                 ------------
TOTAL SWITZERLAND....................................             374,683,876
                                                                 ------------
UNITED KINGDOM -- (19.1%)............................
    Anglo American P.L.C.............................    467,907   18,082,181
    Associated British Foods P.L.C...................  1,071,183   21,198,581
    Aviva P.L.C......................................  8,175,916   40,920,432
    Barclays P.L.C................................... 11,591,752   41,038,889
    Barclays P.L.C. Sponsored ADR....................  4,327,157   61,618,716
    BP P.L.C.........................................    596,936    4,312,332
    BP P.L.C. Sponsored ADR..........................  4,848,222  210,461,317
    Carnival P.L.C...................................    658,867   21,401,197
    Carnival P.L.C. ADR..............................    241,674    7,859,238
    Eurasian Natural Resources Corp. P.L.C...........    404,841    3,690,418
   *Evraz P.L.C......................................    525,138    3,154,007
    HSBC Holdings P.L.C..............................    329,127    2,971,091
   #HSBC Holdings P.L.C. Sponsored ADR...............    281,192   12,701,443
   *International Consolidated Airlines Group SA.....  3,847,175   11,018,040
    International Power P.L.C........................  6,455,198   43,665,942
    Investec P.L.C...................................    980,981    5,657,581
   *John Wood Group P.L.C............................    130,394    1,655,801
    Kazakhmys P.L.C..................................    690,345    9,690,506
    Kingfisher P.L.C................................. 10,285,817   48,507,558
    Legal & General Group P.L.C......................  7,506,507   14,332,975
   *Lloyds Banking Group P.L.C....................... 76,981,994   38,640,671
  #*Lloyds Banking Group P.L.C. Sponsored ADR........  2,857,128    5,599,971
    Mondi P.L.C......................................  1,450,865   13,490,769
    Old Mutual P.L.C................................. 13,164,620   31,681,668
   #Pearson P.L.C. Sponsored ADR.....................  1,712,026   32,425,772
    Resolution, Ltd..................................  3,123,271   11,345,936

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                SHARES         VALUE++
                                                                                             -------------- --------------
UNITED KINGDOM -- (Continued)
    Rexam P.L.C.............................................................................      4,237,546 $   29,580,188
   *Royal Bank of Scotland Group P.L.C......................................................     35,002,159     13,808,558
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.......................................        377,000      2,985,840
    Royal Dutch Shell P.L.C. ADR............................................................      3,323,210    243,790,686
    Royal Dutch Shell P.L.C. Series A.......................................................          3,171        113,097
    Royal Dutch Shell P.L.C. Series B.......................................................        255,146      9,336,965
    RSA Insurance Group P.L.C...............................................................      5,217,096      8,895,575
    Sainsbury (J.) P.L.C....................................................................      5,529,939     27,643,839
    Travis Perkins P.L.C....................................................................         38,182        651,415
    Vedanta Resources P.L.C.................................................................        189,404      3,753,954
    Vodafone Group P.L.C....................................................................     34,976,333     96,813,260
    Vodafone Group P.L.C. Sponsored ADR.....................................................      8,190,343    227,937,246
    William Morrison Supermarkets P.L.C.....................................................      8,127,143     37,017,257
    Wolseley P.L.C..........................................................................        889,796     33,876,001
    WPP P.L.C...............................................................................      2,321,912     31,440,977
    WPP P.L.C. Sponsored ADR................................................................         38,003      2,577,363
    Xstrata P.L.C...........................................................................      5,211,952    100,098,296
                                                                                                            --------------
TOTAL UNITED KINGDOM........................................................................                 1,587,443,549
                                                                                                            --------------
TOTAL COMMON STOCKS.........................................................................                 7,097,619,855
                                                                                                            --------------
PREFERRED STOCKS -- (0.2%)..................................................................
GERMANY -- (0.2%)...........................................................................
    Porsche Automobil Holding SE............................................................        334,085     20,410,954
                                                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
SPAIN -- (0.0%).............................................................................
    *Banco Santander SA Rights 04/27/12.....................................................              9              2
                                                                                                            --------------

                                                                                                SHARES/
                                                                                                 FACE
                                                                                                AMOUNT         VALUE+
                                                                                             -------------- --------------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @DFA Short Term Investment Fund.........................................................  1,174,000,000  1,174,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralizedby
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $200,496) to be
     repurchased at $196,566................................................................ $          197        196,565
                                                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 1,174,196,565
                                                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,877,751,800)                                                                                     $8,292,227,376
                                                                                                            ==============

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       SHARES   VALUE++
                                                                       ------- ----------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
    Accordia Golf Co., Ltd............................................   4,694 $3,642,402
    Aeon Fantasy Co., Ltd.............................................  57,832    904,793
    Ahresty Corp......................................................  37,100    348,065
    Aigan Co., Ltd....................................................  96,200    415,328
    Aisan Industry Co., Ltd........................................... 132,800  1,407,026
   #Akebono Brake Industry Co., Ltd................................... 348,400  1,753,226
    Alpen Co., Ltd....................................................  76,100  1,550,305
    Alpha Corp........................................................  30,200    383,732
    Alpine Electronics, Inc........................................... 206,300  2,709,598
    Amiyaki Tei Co., Ltd..............................................     235    648,954
    Amuse, Inc........................................................  29,999    409,791
  #*Anrakutei Co., Ltd................................................  50,000    253,004
    AOI Advertising Promotion, Inc....................................  39,000    261,818
    AOKI Holdings, Inc................................................  97,100  1,904,140
    Aoyama Trading Co., Ltd........................................... 257,600  5,314,739
    Arc Land Sakamoto Co., Ltd........................................  44,700    700,285
   #Arnest One Corp................................................... 198,900  2,257,614
    Asahi Co., Ltd....................................................  64,100  1,264,775
   #Asatsu-DK, Inc.................................................... 129,200  3,736,767
   *Ashimori Industry Co., Ltd........................................ 319,000    416,091
    ASKUL Corp........................................................  86,600  1,729,991
    Asti Corp.........................................................  46,000    123,128
   #Atom Corp......................................................... 184,600    766,242
    Atsugi Co., Ltd................................................... 750,000    890,973
    Autobacs Seven Co., Ltd...........................................  97,200  4,664,943
    Avex Group Holdings, Inc.......................................... 152,900  1,736,069
    Belluna Co., Ltd..................................................  15,200    120,275
   *Best Denki Co., Ltd............................................... 304,500    739,236
   *Bic Camera, Inc...................................................   2,785  1,374,129
    Bookoff Corp......................................................  39,500    380,889
    Calsonic Kansei Corp.............................................. 617,000  3,471,079
   #Can Do Co., Ltd...................................................     403    539,277
  #*Carchs Holdings Co., Ltd.......................................... 707,200    275,117
    Central Sports Co., Ltd...........................................   5,500     74,214
    Chiyoda Co., Ltd.................................................. 120,900  2,817,523
    Chofu Seisakusho Co., Ltd.........................................  88,800  2,116,570
    Chori Co., Ltd.................................................... 671,000    922,159
    Chuo Spring Co., Ltd.............................................. 202,000    827,018
  #*Clarion Co., Ltd.................................................. 516,000  1,435,212
    Cleanup Corp...................................................... 131,900    996,206
   #Colowide Co., Ltd................................................. 238,950  1,759,256
    Corona Corp.......................................................  76,200  1,067,373
    Cross Plus, Inc...................................................  22,000    220,070
    Daido Metal Co., Ltd.............................................. 144,000  1,720,714
    Daidoh, Ltd....................................................... 113,600    923,792
  #*Daiei, Inc. (The)................................................. 490,350  1,618,237
    Daikoku Denki Co., Ltd............................................  36,900    527,655
    Daimaruenawin Co., Ltd............................................     400      2,789
    Dainichi Co., Ltd.................................................  54,900    531,267
    Daisyo Corp.......................................................  54,300    704,957
    DCM Holdings Co., Ltd............................................. 376,000  2,854,781
    Descente, Ltd..................................................... 231,000  1,321,247
  #*Doshisha Co., Ltd.................................................  54,800  1,602,482
    Doutor Nichires Holdings Co., Ltd................................. 143,386  1,950,753
    Dynic Corp........................................................ 128,000    264,194
    Eagle Industry Co., Ltd........................................... 108,000  1,033,551
   #Edion Corp........................................................ 328,200  2,056,064
    Exedy Corp........................................................ 137,300  3,858,808

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
    F&A Aqua Holdings, Inc............................................    61,638 $  667,810
   #FCC Co., Ltd......................................................   147,100  3,003,680
   *Fine Sinter Co., Ltd..............................................    49,000    164,093
    Foster Electric Co., Ltd..........................................    87,600  1,302,708
   #France Bed Holdings Co., Ltd......................................   750,000  1,455,682
   #F-Tech, Inc.......................................................    25,100    517,580
    Fuji Co., Ltd.....................................................    97,000  2,226,271
    Fuji Corp, Ltd....................................................   102,900    568,895
  #*Fuji Kiko Co., Ltd................................................   148,000    547,577
   #Fuji Kyuko Co., Ltd...............................................   311,000  1,947,406
    Fuji Oozx, Inc....................................................     6,000     27,777
   #Fujibo Holdings, Inc..............................................   343,000    759,493
    Fujikura Rubber, Ltd..............................................    72,900    266,228
    Fujita Kanko, Inc.................................................   394,100  1,487,128
   #Fujitsu General, Ltd..............................................   285,000  2,436,417
    FuKoKu Co., Ltd...................................................     4,300     49,031
    Funai Electric Co., Ltd...........................................    84,200  1,553,796
   #Furukawa Battery Co., Ltd.........................................    71,000    398,461
   *Futaba Industrial Co., Ltd........................................   233,300  1,245,380
    G-7 Holdings, Inc.................................................    29,200    150,379
   *Gajoen Kanko Co...................................................    37,000         --
    Gakken Holdings Co., Ltd..........................................   322,000    772,206
  #*Genki Sushi Co., Ltd..............................................    19,500    241,615
   #Geo Holdings Corp.................................................     1,400  1,694,855
   #GLOBERIDE, Inc....................................................   476,000    591,124
   #Goldwin, Inc......................................................   180,000  1,144,516
   *Gourmet Kineya Co., Ltd...........................................    87,000    500,381
    GSI Creos Corp....................................................   221,000    334,717
   #Gulliver International Co., Ltd...................................    28,270  1,009,685
    Gunze, Ltd........................................................   802,000  2,188,687
    H.I.S. Co., Ltd...................................................   101,800  3,295,032
    H2O Retailing Corp................................................   266,000  2,341,240
    Hagihara Industries, Inc..........................................     4,200     74,007
    Hakuyosha Co., Ltd................................................    88,000    234,425
   #Happinet Corp.....................................................    72,500    762,261
    Hard Off Corp Co., Ltd............................................    27,100    206,588
    Haruyama Trading Co., Ltd.........................................    47,900    296,110
   *Haseko Corp....................................................... 6,572,500  4,735,838
    Heiwa Corp........................................................    86,000  1,791,882
   #Hiday Hidaka Corp.................................................    34,520    547,667
    Hikari Tsushin, Inc...............................................    77,000  2,509,445
    Himaraya Co., Ltd.................................................    35,900    276,603
    Hiramatsu, Inc....................................................        50     46,113
  #*Honeys Co., Ltd...................................................    69,500  1,304,543
   #Hoosiers Corp.....................................................       708    575,087
   *I Metal Technology Co., Ltd.......................................   142,000    311,362
   #Ichibanya Co., Ltd................................................    29,600    943,681
    Ichikawa Co., Ltd.................................................    63,000    129,357
  #*Ichikoh Industries, Ltd...........................................   285,000    564,997
    Ikyu Corp.........................................................       624    287,041
    Imasen Electric Industrial Co., Ltd...............................    58,200    796,231
    Imperial Hotel, Ltd...............................................    11,500    352,117
   #Impress Holdings, Inc.............................................   110,400    180,007
    Intage, Inc.......................................................    18,000    373,753
    Ishizuka Glass Co., Ltd...........................................   109,000    197,195
   *Izuhakone Railway Co., Ltd........................................       300     20,291
    Izumi Co., Ltd....................................................    78,900  1,643,712
   *Izutsuya Co., Ltd.................................................   375,000    238,916
   *Janome Sewing Machine Co., Ltd....................................   580,000    500,576
    Japan Vilene Co., Ltd.............................................   139,000    632,595
    Japan Wool Textile Co., Ltd. (The)................................   310,000  2,332,110

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
   *Jeans Mate Corp...................................................    30,308 $   81,499
    Jidosha Buhin Kogyo Co., Ltd......................................    79,000    540,811
  #*Joban Kosan Co., Ltd..............................................   250,000    295,426
   #Joshin Denki Co., Ltd.............................................   205,000  2,006,433
    Juntendo Co., Ltd.................................................    31,000     53,399
   *JVC Kenwood Holdings, Inc.........................................   648,130  2,762,802
    Kabuki-Za Co., Ltd................................................    39,000  1,932,958
   #Kadokawa Holdings, Inc............................................    88,600  2,548,216
   #Kappa Create Co., Ltd.............................................    58,100  1,242,093
    Kasai Kogyo Co., Ltd..............................................   118,000    622,791
   #Kawai Musical Instruments Manufacturing Co., Ltd..................   330,000    807,854
    Keihin Corp.......................................................   189,500  3,222,842
   #Keiyo Co., Ltd....................................................   175,100  1,098,880
    Kentucky Fried Chicken Japan, Ltd.................................    78,000  2,035,118
    Kimoto Co., Ltd...................................................    66,700    402,441
  #*Kinki Nippon Tourist Co., Ltd.....................................   254,000    392,568
   #Kinugawa Rubber Industrial Co., Ltd...............................   208,000  1,533,045
   #Kisoji Co., Ltd...................................................    86,000  1,691,703
    Kohnan Shoji Co., Ltd.............................................   127,400  1,847,630
   #Kojima Co., Ltd...................................................   145,700    693,891
    Komatsu Seiren Co., Ltd...........................................   145,000    761,147
    Komeri Co., Ltd...................................................   121,500  3,404,079
    Konaka Co., Ltd...................................................   116,660  1,231,487
    Kourakuen Corp....................................................    25,700    395,325
    KU Holdings Co., Ltd..............................................    68,200    473,286
   #Kura Corp.........................................................    54,800    815,076
    Kurabo Industries, Ltd............................................ 1,067,000  1,988,481
    Kuraudia Co., Ltd.................................................     5,700     71,980
    Kuroganeya Co., Ltd...............................................    14,000     60,900
   #KYB Co., Ltd......................................................   633,000  3,590,405
    Kyoritsu Maintenance Co., Ltd.....................................    46,760  1,031,694
    Kyoto Kimono Yuzen Co., Ltd.......................................    55,700    684,675
  #*Laox Co., Ltd.....................................................   493,000    227,780
    LEC, Inc..........................................................    20,900    319,885
   #Look, Inc.........................................................   184,000    540,184
    Mamiya-Op Co., Ltd................................................   285,000    661,042
    Marche Corp.......................................................    23,000    211,411
    Mars Engineering Corp.............................................    45,700  1,038,371
  #*Maruei Department Store Co., Ltd..................................   142,000    188,390
   *Maruzen CHI Holdings Co., Ltd.....................................    11,800     30,626
    Maruzen Co., Ltd..................................................    46,000    323,167
  #*Matsuya Co., Ltd..................................................   159,000  1,425,389
    Matsuya Foods Co., Ltd............................................    46,900    917,548
   #Megane TOP Co., Ltd...............................................   125,200  1,607,715
    Meiko Network Japan Co., Ltd......................................    31,800    313,801
    Meiwa Estate Co., Ltd.............................................    23,500    117,678
   *Meiwa Industry Co., Ltd...........................................    29,000     80,045
    Mikuni Corp.......................................................   108,000    256,474
   *Misawa Homes Co., Ltd.............................................   109,100  1,420,670
    Mitsuba Corp......................................................   155,690  1,557,622
    Mitsui Home Co., Ltd..............................................   155,000    815,531
    Mizuno Corp.......................................................   435,000  2,371,108
    MOS Food Services, Inc............................................   116,500  2,254,097
    MR Max Corp.......................................................   119,000    510,455
    Murakami Corp.....................................................     5,000     71,850
    Musashi Seimitsu Industry Co., Ltd................................    94,500  2,212,332
  #*Naigai Co., Ltd................................................... 2,643,000  1,786,144
   *Nexyz Corp........................................................     1,920     47,596
   #Nice Holdings, Inc................................................   451,000  1,322,328
   #Nidec Copal Corp..................................................    88,700  1,078,023
   #Nidec Tosok Corp..................................................   109,300  1,142,755

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Discretionary -- (Continued)
    Nifco, Inc........................................................   212,800 $5,724,281
    Nihon Eslead Corp.................................................    11,700    107,436
    Nihon Plast Co., Ltd..............................................     1,400     12,201
    Nihon Tokushu Toryo Co., Ltd......................................    56,000    233,404
    Nikkato Corp......................................................       700      4,335
   *Nippon Columbia Co., Ltd..........................................   668,000    241,248
    Nippon Felt Co., Ltd..............................................    67,200    344,328
   #Nippon Piston Ring Co., Ltd.......................................   329,000    719,097
    Nippon Seiki Co., Ltd.............................................   180,400  2,275,617
   #Nishimatsuya Chain Co., Ltd.......................................   242,900  2,027,152
   #Nissan Shatai Co., Ltd............................................   362,023  3,821,017
  #*Nissan Tokyo Sales Holdings Co., Ltd..............................   236,000    718,077
   #Nissen Holdings Co., Ltd..........................................   181,591    946,444
    Nissin Kogyo Co., Ltd.............................................   168,000  2,730,704
    Nittan Valve Co., Ltd.............................................    82,800    281,452
  #*Nitto Kako Co., Ltd...............................................    60,000     49,065
    Noritsu Koki Co., Ltd.............................................   101,700    532,779
    Ohashi Technica, Inc..............................................       300      2,136
    Omikenshi Co., Ltd................................................   127,000     80,732
    Onward Holdings Co., Ltd..........................................   557,000  4,355,674
    Pacific Industrial Co., Ltd.......................................   184,000  1,143,906
    Pal Co., Ltd......................................................    18,800    892,370
    Paltac Corp.......................................................    53,750    785,204
    PanaHome Corp.....................................................   398,200  2,621,506
   #Parco Co., Ltd....................................................   268,200  2,635,898
    Paris Miki Holdings, Inc..........................................   160,600  1,022,157
  #*PIA Corp..........................................................    26,700    299,732
    Piolax, Inc.......................................................    44,500  1,085,488
   *Pioneer Electronic Corp........................................... 1,050,900  5,303,473
    Plenus Co., Ltd...................................................    92,600  1,797,732
    Point, Inc........................................................    73,300  2,707,010
    Press Kogyo Co., Ltd..............................................   425,000  2,525,814
    Pressance Corp....................................................     5,200     82,756
    Renaissance, Inc..................................................     2,300     12,849
   *Renown, Inc.......................................................   242,600    376,067
   #RESORT SOLUTION Co., Ltd..........................................   180,000    365,524
    Resorttrust, Inc..................................................   144,408  2,386,312
    Rhythm Watch Co., Ltd.............................................   650,000  1,087,387
    Right On Co., Ltd.................................................    67,325    625,748
    Riken Corp........................................................   362,000  1,527,120
   #Ringer Hut Co., Ltd...............................................    76,500  1,025,891
    Riso Kyoiku Co., Ltd..............................................     9,364    612,525
    Roland Corp.......................................................    92,800    908,830
   #Round One Corp....................................................   294,800  1,928,679
    Royal Holdings Co., Ltd...........................................   137,100  1,616,694
    Ryohin Keikaku Co., Ltd...........................................   103,400  5,613,665
  #*Sagami Chain Co., Ltd.............................................    82,000    694,878
  #*Sagami Co., Ltd...................................................   225,000    369,447
   #Saizeriya Co., Ltd................................................   145,800  2,262,250
   #Sakai Ovex Co., Ltd...............................................   237,000    413,113
    SAN HOLDINGS, Inc.................................................    13,600    263,428
   #Sanden Corp.......................................................   539,000  1,777,632
    Sangetsu Co., Ltd.................................................   104,825  2,738,159
    Sanko Marketing Foods Co., Ltd....................................        57     74,986
    Sankyo Seiko Co., Ltd.............................................    50,000    163,976
    Sanoh Industrial Co., Ltd.........................................   118,600    923,032
  #*Sanyo Housing Nagoya Co., Ltd.....................................       354    344,255
    Sanyo Shokai, Ltd.................................................   421,000  1,193,142
    Scroll Corp.......................................................    81,700    330,763
   *Seiko Holdings Corp...............................................   540,407  1,366,677
    Seiren Co., Ltd...................................................   223,900  1,627,441

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CONTINUED


                                                                       SHARES   VALUE++
                                                                       ------- ----------
Consumer Discretionary -- (Continued)
    Senshukai Co., Ltd................................................ 165,200 $1,204,398
   *Seven Seas Holdings Co., Ltd...................................... 319,000    111,116
   #Shikibo, Ltd...................................................... 523,000    639,676
    Shimachu Co., Ltd................................................. 203,600  4,586,562
   #Shimojima Co., Ltd................................................  17,100    227,961
   #Shinyei Kaisha....................................................  96,000    164,704
    Shiroki Corp...................................................... 285,000    910,811
    Shobunsha Publications, Inc....................................... 329,800  2,436,318
   #Shochiku Co., Ltd................................................. 404,400  3,896,099
    Shoei Co., Ltd....................................................   1,600     11,481
    Showa Corp........................................................ 320,400  2,796,668
    SKY Perfect JSAT Holdings, Inc....................................   7,924  3,451,066
    SNT Corp.......................................................... 101,800    627,088
    Soft99 Corp.......................................................  70,600    448,743
    Sotoh Co., Ltd....................................................  49,700    473,708
    SPK Corp..........................................................  16,800    303,419
    SRI Sports Ltd....................................................  30,800    400,213
    St. Marc Holdings Co., Ltd........................................  37,900  1,466,981
    Studio Alice Co., Ltd.............................................  41,900    701,540
    Suminoe Textile Co., Ltd.......................................... 323,000    658,806
    Sumitomo Forestry Co., Ltd........................................ 436,666  3,800,026
  #*SxL Corp.......................................................... 509,000  1,152,203
    T. RAD Co., Ltd................................................... 269,000  1,051,755
  #*Tac Co., Ltd......................................................  15,400     32,307
    Tachikawa Corp....................................................  50,800    290,115
    Tachi-S Co., Ltd.................................................. 112,840  2,157,212
   #Tact Home Co., Ltd................................................     368    351,515
    Taiho Kogyo Co., Ltd..............................................  92,800  1,194,093
    Takamatsu Construction Group Co., Ltd.............................  90,500  1,550,114
   #Taka-Q Co., Ltd...................................................  48,000    102,913
    Take & Give Needs Co., Ltd........................................   2,413    277,558
    Takihyo Co., Ltd..................................................  25,000    145,649
    Tamron Co., Ltd...................................................  70,500  2,124,383
   *TASAKI & Co., Ltd.................................................  49,800    235,017
    Taya Co., Ltd.....................................................   5,000     42,322
   #TBK Co., Ltd......................................................  83,000    536,973
   *TDF Corp..........................................................  11,000     23,127
    Teikoku Sen-I Co., Ltd............................................  79,000    634,307
  #*Ten Allied Co., Ltd...............................................  50,000    163,420
   #T-GAIA Corp.......................................................     735  1,285,926
    Tigers Polymer Corp...............................................  59,000    248,858
   #Toabo Corp........................................................ 151,000    111,232
    Toei Co., Ltd..................................................... 298,000  1,552,282
   *TOKAI KANKO Co., Ltd.............................................. 505,999    146,454
    Tokai Rika Co., Ltd............................................... 136,500  2,542,601
    Tokai Rubber Industries, Ltd...................................... 170,000  2,011,139
    Tokai Senko K.K................................................... 215,000    271,417
  #*Token Corp........................................................  31,020  1,126,658
   #Tokyo Derica Co., Ltd.............................................  14,400    174,875
   *Tokyo Dome Corp................................................... 806,200  2,680,249
   #Tokyo Individualized Educational Institute, Inc...................  93,100    196,817
    Tokyo Kaikan Co., Ltd.............................................  12,000     44,114
    Tokyo Soir Co., Ltd...............................................  49,000    124,285
    Tokyotokeiba Co., Ltd............................................. 828,000  1,220,890
   *Tokyu Recreation Co., Ltd.........................................  77,000    458,056
   #Tomy Co., Ltd..................................................... 297,893  2,240,712
    Topre Corp........................................................ 185,700  1,747,615
    Toridoll.Corp.....................................................  71,300    907,467
  #*Totenko Co., Ltd..................................................  57,000    109,022
    Touei Housing Corp................................................  76,040    760,754
    Tow Co., Ltd......................................................   7,000     46,015

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
Consumer Discretionary -- (Continued)
    Toyo Tire & Rubber Co., Ltd.......................................   821,000 $  2,238,199
    Toyobo Co., Ltd................................................... 3,695,000    5,030,586
   #TPR Co., Ltd......................................................   103,500    1,688,786
    TS Tech Co., Ltd..................................................   205,900    4,045,238
    TSI Holdings Co., Ltd.............................................   329,395    1,688,645
   *Tsukamoto Co., Ltd................................................   112,000      223,069
    Tsutsumi Jewelry Co., Ltd.........................................    49,300    1,442,108
    TV Asahi Corp.....................................................       326      486,917
    TV Tokyo Holdings Corp............................................    12,600      164,595
    Umenohana Co., Ltd................................................        44       97,315
    Unipres Corp......................................................   141,400    4,443,808
   #United Arrows, Ltd................................................    78,500    1,793,485
  #*Unitika, Ltd...................................................... 2,527,000    1,515,788
    U-Shin, Ltd.......................................................    97,600      732,444
    Watabe Wedding Corp...............................................    29,500      277,356
    WATAMI Co., Ltd...................................................   104,500    2,226,073
    Wowow, Inc........................................................        27       62,131
    Xebio Co., Ltd....................................................   109,300    3,008,518
   #Yamatane Corp.....................................................   318,000      461,846
    Yellow Hat, Ltd...................................................    73,900    1,281,840
    Yomiuri Land Co., Ltd.............................................   225,000      728,087
    Yonex Co., Ltd....................................................    40,000      270,136
    Yorozu Corp.......................................................    62,500    1,258,779
    Yoshinoya Holdings Co., Ltd.......................................     2,180    2,839,016
    Zenrin Co., Ltd...................................................   130,800    1,379,151
    Zensho Co., Ltd...................................................   313,600    3,905,307
                                                                                 ------------
Total Consumer Discretionary..........................................            388,645,728
                                                                                 ------------
Consumer Staples -- (8.8%)............................................
   *Aderans Co., Ltd..................................................   120,250    1,340,858
   *Aeon Hokkaido Corp................................................   391,700    1,793,609
    Ahjikan Co., Ltd..................................................    10,500      108,183
   #Ain Pharmaciez, Inc...............................................    43,600    2,331,285
    Arcs Co., Ltd.....................................................   118,800    2,553,701
    Ariake Japan Co., Ltd.............................................   103,700    2,092,296
    Belc Co., Ltd.....................................................     7,600      113,553
    Cawachi, Ltd......................................................    81,900    1,971,661
    Chubu Shiryo Co., Ltd.............................................    89,000      574,546
    Chuo Gyorui Co., Ltd..............................................    93,000      208,591
    Coca-Cola Central Japan Co., Ltd..................................   111,200    1,457,017
    Cocokara fine, Inc................................................    64,060    1,998,218
    Cosmos Pharmaceutical Corp........................................    34,500    1,934,195
   #CVS Bay Area, Inc.................................................    51,000      132,527
   #Daikokutenbussan Co., Ltd.........................................    10,800      299,085
   #Dr. Ci:Labo Co., Ltd..............................................       532    2,471,954
   #Dydo Drinco, Inc..................................................    49,800    2,025,155
    Echo Trading Co., Ltd.............................................    11,000       97,303
   #Ensuiko Sugar Refining Co., Ltd...................................   102,000      311,720
    Ezaki Glico Co., Ltd..............................................     5,000       59,807
    Fancl Corp........................................................   178,900    2,345,015
  #*First Baking Co., Ltd.............................................   183,000      205,965
    Fuji Oil Co., Ltd.................................................   268,900    3,650,727
    Fujicco Co., Ltd..................................................   116,600    1,458,752
   *Fujiya Co., Ltd...................................................   474,000    1,213,553
    Hagoromo Foods Corp...............................................    40,000      596,212
    Harashin Narus Holdings Co., Ltd..................................    61,500    1,072,297
  #*Hayashikane Sangyo Co., Ltd.......................................   299,000      271,936
    Heiwado Co., Ltd..................................................   152,800    2,172,581
   #Hohsui Corp.......................................................   120,000      166,787
    Hokkaido Coca-Cola Bottling Co., Ltd..............................    87,000      439,002
   #Hokuto Corp.......................................................   106,700    2,298,152

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Consumer Staples -- (Continued)
    Inageya Co., Ltd..................................................   175,000 $2,058,483
   #Ito En, Ltd.......................................................    80,800  1,461,468
    Itochu-Shokuhin Co., Ltd..........................................    27,400  1,055,884
   #Itoham Foods, Inc.................................................   674,800  2,557,525
    Izumiya Co., Ltd..................................................   447,000  2,280,261
    J-Oil Mills, Inc..................................................   477,000  1,341,934
   #Kameda Seika Co., Ltd.............................................    70,000  1,613,128
    Kasumi Co., Ltd...................................................   204,600  1,480,583
    Kato Sangyo Co., Ltd..............................................   109,300  2,247,640
   #Key Coffee, Inc...................................................    79,000  1,468,206
    Kirindo Co., Ltd..................................................    28,300    215,222
    Kose Corp.........................................................   141,100  3,260,931
   *Kusuri No Aoki Co., Ltd...........................................     1,100     29,706
    Kyodo Shiryo Co., Ltd.............................................   337,000    375,872
   #Kyokuyo Co., Ltd..................................................   370,000    874,218
    Life Corp.........................................................   183,400  3,244,413
    Lion Corp.........................................................    82,000    473,715
    Mandom Corp.......................................................    81,100  2,051,946
    Marudai Food Co., Ltd.............................................   465,000  1,797,223
   #Maruetsu, Inc. (The)..............................................   375,000  1,394,459
    Maruha Nichiro Holdings, Inc...................................... 1,841,069  3,199,810
   *Maruya Co., Ltd...................................................     7,400     14,243
    Matsumotokiyoshi Holdings Co., Ltd................................   148,600  3,297,304
   *Maxvalu Tohok Co., Ltd............................................    18,200    147,782
    Maxvalu Tokai Co., Ltd............................................    57,500    805,652
    Megmilk Snow Brand Co., Ltd.......................................   207,100  3,753,180
    Meito Sangyo Co., Ltd.............................................    53,600    699,901
    Mikuni Coca-Cola Bottling Co., Ltd................................   171,600  1,522,741
   *Milbon Co., Ltd...................................................    49,414  1,481,467
    Ministop Co., Ltd.................................................    70,200  1,238,399
    Mitsubishi Shokuhin Co., Ltd......................................    87,800  2,267,434
   #Mitsui Sugar Co., Ltd.............................................   454,850  1,485,439
    Miyoshi Oil & Fat Co., Ltd........................................   261,000    344,422
    Morinaga & Co., Ltd...............................................   933,000  2,140,661
    Morinaga Milk Industry Co., Ltd...................................   909,000  3,323,697
    Morishita Jinton Co., Ltd.........................................    47,800    194,683
    Morozoff, Ltd.....................................................   108,000    377,292
   #Nagatanien Co., Ltd...............................................   115,000  1,288,585
    Nakamuraya Co., Ltd...............................................   206,000  1,019,257
    Natori Co., Ltd...................................................     1,200     12,925
    Nichimo Co., Ltd..................................................   140,000    471,499
    Nichirei Corp..................................................... 1,222,000  5,540,850
    Nihon Chouzai Co., Ltd............................................    20,300    647,886
    Niitaka Co., Ltd..................................................     7,260     86,119
    Nippon Beet Sugar Manufacturing Co., Ltd..........................   543,000  1,155,700
    Nippon Flour Mills Co., Ltd.......................................   557,000  2,520,184
   #Nippon Formula Feed Manufacturing Co., Ltd........................   267,000    356,788
   #Nippon Suisan Kaisha, Ltd.........................................   997,300  3,250,309
    Nisshin Oillio Group, Ltd. (The)..................................   550,000  2,310,024
    Nissin Sugar Holdings Co., Ltd....................................    15,500    320,406
    Nitto Fuji Flour Milling Co., Ltd.................................    64,000    237,181
    Noevir Holdings Co., Ltd..........................................    16,900    189,763
    Oenon Holdings, Inc...............................................   247,000    607,707
   #Oie Sangyo Co., Ltd...............................................    20,900    216,952
    Okuwa Co., Ltd....................................................   115,000  1,574,453
    Olympic Corp......................................................    64,900    682,816
    Pietro Co., Ltd...................................................    10,300    110,502
   #Pigeon Corp.......................................................    78,700  3,140,017
   #Poplar Co., Ltd...................................................    25,760    169,074
    Prima Meat Packers, Ltd...........................................   671,000  1,314,444
   #Riken Vitamin Co., Ltd............................................    79,200  2,325,290

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CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
Consumer Staples -- (Continued)
   #Rock Field Co., Ltd...............................................    47,000 $    901,452
    S Foods, Inc......................................................    73,762      645,748
    Sakata Seed Corp..................................................   164,600    2,307,061
    San-A Co., Ltd....................................................    27,400    1,113,600
    Sapporo Holdings, Ltd............................................. 1,551,000    5,421,477
   #Shoei Foods Corp..................................................    44,000      313,632
    Showa Sangyo Co., Ltd.............................................   524,000    1,633,049
    Sogo Medical Co., Ltd.............................................    23,300      852,560
    Sonton Food Industry Co., Ltd.....................................    43,000      370,082
    Starzen Co., Ltd..................................................   279,000      862,929
    Sugi Holdings Co., Ltd............................................    75,100    2,433,799
    Takara Holdings, Inc..............................................   799,000    5,425,555
    Three F Co., Ltd..................................................    17,700      112,604
   #Tobu Store Co., Ltd...............................................   205,000      709,508
    Toho Co., Ltd.....................................................   160,000      623,274
   #Tohto Suisan Co., Ltd.............................................   138,000      261,289
    Torigoe Co., Ltd. (The)...........................................    85,100      722,828
    Toyo Sugar Refining Co., Ltd......................................   157,000      185,897
    Tsukiji Uoichiba Co., Ltd.........................................    15,000       19,325
    Tsuruha Holdings, Inc.............................................    71,300    4,271,781
  #*Unicafe, Inc......................................................    15,060       68,888
    Uoriki Co., Ltd...................................................       400        4,854
    Valor Co., Ltd....................................................   175,400    3,076,024
    Warabeya Nichiyo Co., Ltd.........................................    51,360      840,262
    Yaizu Suisankagaku Industry Co., Ltd..............................    41,000      401,969
    Yamaya Corp.......................................................     3,700       78,977
    Yaoko Co., Ltd....................................................    40,800    1,436,094
   #Yokohama Reito Co., Ltd...........................................   188,000    1,468,031
    Yomeishu Seizo Co., Ltd...........................................   100,000      961,847
    Yonekyu Corp......................................................   100,000      961,325
    Yuasa Funashoku Co., Ltd..........................................   112,000      266,347
   #Yukiguni Maitake Co., Ltd.........................................   101,856      408,818
    Yutaka Foods Corp.................................................     6,000      116,033
                                                                                 ------------
Total Consumer Staples................................................            166,168,817
                                                                                 ------------
Energy -- (0.9%)......................................................
    AOC Holdings, Inc.................................................   164,300      916,382
    BP Castrol K.K....................................................    66,500      286,465
  #*Fuji Kosan Co., Ltd...............................................   331,000      288,534
    Itochu Enex Co., Ltd..............................................   302,200    1,733,495
    Japan Drilling Co., Ltd...........................................    21,900      667,869
    Japan Oil Transportation Co., Ltd.................................    79,000      197,763
    Kanto Natural Gas Development Co., Ltd............................   155,000      813,305
  #*Kyoei Tanker Co., Ltd.............................................   111,000      295,200
    MITSUUROKO HOLDINGS Co., Ltd......................................   166,300    1,117,627
    Modec, Inc........................................................    99,300    2,077,594
   #Nippon Gas Co., Ltd...............................................   148,900    2,363,982
    Nippon Seiro Co., Ltd.............................................    64,000      208,162
    Sala Corp.........................................................   128,500      850,292
    San-Ai Oil Co., Ltd...............................................   273,000    1,327,986
    Shinko Plantech Co., Ltd..........................................   180,400    1,523,439
    Sinanen Co., Ltd..................................................   251,000    1,117,656
    Toa Oil Co., Ltd..................................................   352,000      421,748
    Toyo Kanetsu K.K..................................................   507,000    1,145,616
                                                                                 ------------
Total Energy..........................................................             17,353,115
                                                                                 ------------
Financials -- (9.9%)..................................................
    77 Bank, Ltd. (The)...............................................    43,000      171,466
    Aichi Bank, Ltd. (The)............................................    53,900    2,991,957
    Airport Facilities Co., Ltd.......................................   125,070      560,439
    Akita Bank, Ltd. (The)............................................   837,400    2,749,397

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Financials -- (Continued)
    Aomori Bank, Ltd. (The)...........................................   867,000 $2,598,515
    Asax Co., Ltd.....................................................        17     18,829
   #Awa Bank, Ltd. (The)..............................................   614,000  3,624,708
    Bank of Iwate, Ltd. (The).........................................    67,600  2,953,290
    Bank of Kochi, Ltd. (The).........................................     3,000      3,583
    Bank of Nagoya, Ltd. (The)........................................   654,297  2,105,340
    Bank of Okinawa, Ltd. (The).......................................    94,000  3,920,393
    Bank of Saga, Ltd. (The)..........................................   625,000  1,595,849
    Bank of the Ryukyus, Ltd..........................................   147,980  1,906,939
   *Chiba Kogyo Bank, Ltd. (The)......................................   180,300    935,514
    Chukyo Bank, Ltd. (The)...........................................   675,000  1,665,249
    Daibiru Corp......................................................   216,700  1,704,988
    Daiko Clearing Services Corp......................................    49,700    184,603
    Daikyo, Inc....................................................... 1,378,000  3,594,074
    Daisan Bank, Ltd. (The)...........................................   659,000  1,330,663
    Daishi Bank, Ltd. (The)........................................... 1,416,000  4,412,515
   #Daito Bank, Ltd. (The)............................................   542,000    466,762
    Ehime Bank, Ltd. (The)............................................   641,000  1,799,384
    Eighteenth Bank, Ltd. (The)....................................... 1,079,000  3,040,086
    FIDEA Holdings Co., Ltd...........................................   330,100    816,992
    Fukui Bank, Ltd. (The)............................................   963,000  3,006,913
    Fukushima Bank, Ltd. (The)........................................ 1,001,000    816,834
    Fuyo General Lease Co., Ltd.......................................    84,500  2,748,991
    Goldcrest Co., Ltd................................................    75,500  1,295,157
    Heiwa Real Estate Co., Ltd........................................   713,000  1,801,104
    Higashi-Nippon Bank, Ltd..........................................   659,000  1,412,975
    Higo Bank, Ltd. (The).............................................   669,000  3,731,647
    Hokkoku Bank, Ltd. (The).......................................... 1,034,000  3,667,014
    Hokuetsu Bank, Ltd. (The).........................................   958,000  1,890,028
   *Hulic Co., Ltd....................................................    16,000    183,136
    Hyakugo Bank, Ltd. (The).......................................... 1,045,609  4,341,692
    Hyakujishi Bank, Ltd. (The)....................................... 1,031,000  4,382,610
    IBJ Leasing Co., Ltd..............................................    85,800  2,329,067
    Ichiyoshi Securities Co., Ltd.....................................   165,800    957,942
    Iida Home Max Co., Ltd............................................    82,300    680,076
   *Iwai Cosmo Holdings, Inc..........................................    29,300    129,196
  #*Japan Asia Investment Co., Ltd....................................   506,000    439,803
    Juroku Bank, Ltd.................................................. 1,350,000  4,249,124
    kabu.com Securities Co., Ltd......................................   347,300  1,121,457
    Kagoshima Bank, Ltd. (The)........................................   549,000  3,305,509
    Keihanshin Building Co., Ltd......................................    29,800    141,658
    Keiyo Bank, Ltd. (The)............................................   580,000  2,698,354
   *Kenedix, Inc......................................................    11,449  2,059,777
    Kirayaka Bank, Ltd................................................   132,800    159,612
    Kita-Nippon Bank, Ltd. (The)......................................    49,406  1,254,677
    Kiyo Holdings, Inc................................................ 2,915,900  4,180,734
    Kobayashi Yoko Co., Ltd...........................................   230,900    546,864
  #*Kosei Securities Co., Ltd.........................................   285,000    307,399
    Kyokuto Securities Co., Ltd.......................................    83,900    746,916
  #*Leopalace21 Corp..................................................   985,885  3,063,158
    Marusan Securities Co., Ltd.......................................   287,400  1,099,763
    Matsui Securities Co., Ltd........................................   468,900  2,866,399
    Michinoku Bank, Ltd. (The)........................................   736,000  1,416,000
    Mie Bank, Ltd. (The)..............................................   178,000    412,856
    Minato Bank, Ltd. (The)........................................... 1,063,000  1,954,034
   #Mito Securities Co., Ltd..........................................   254,000    638,556
    Miyazaki Bank, Ltd. (The).........................................   632,000  1,615,648
    Monex Group, Inc..................................................     8,052  1,599,098
    Musashino Bank, Ltd...............................................   130,600  4,255,211
    Nagano Bank, Ltd. (The)...........................................   338,000    647,975
    Nanto Bank, Ltd. (The)............................................   427,000  1,908,629

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
                                                                        SHARES     VALUE++
                                                                       --------- ------------
Financials -- (Continued)
   *New Real Property K.K.............................................    43,900 $         --
    Nisshin Fudosan Co., Ltd..........................................    95,000      600,758
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 1,318,000    4,509,698
    Oita Bank, Ltd. (The).............................................   713,900    2,031,187
    Okasan Securities Group, Inc......................................   804,000    3,179,216
    Ricoh Leasing Co., Ltd............................................    79,600    1,803,017
    San-in Godo Bank, Ltd. (The)......................................   696,000    5,004,198
    Sapporo Hokuyo Holdings, Inc......................................   663,200    2,316,637
   #Shiga Bank, Ltd...................................................   179,000    1,022,709
    Shikoku Bank, Ltd.................................................   842,000    3,063,677
    Shimizu Bank, Ltd.................................................    35,400    1,291,190
    Sumitomo Real Estate Sales Co., Ltd...............................    40,830    1,958,531
    Sun Frontier Fudousan Co., Ltd....................................       208       43,993
    Taiko Bank, Ltd. (The)............................................    51,000      145,353
  #*Takagi Securities Co., Ltd........................................   206,000      261,250
    Takara Leben Co., Ltd.............................................   100,500      871,763
    TOC Co., Ltd......................................................   435,250    2,441,287
    Tochigi Bank, Ltd.................................................   726,000    2,484,807
    Toho Bank, Ltd....................................................   915,200    2,943,651
    Toho Real Estate Co., Ltd.........................................   140,700      849,929
    Tohoku Bank, Ltd. (The)...........................................   400,000      634,436
    Tokai Tokyo Financial Holdings, Inc............................... 1,023,000    3,643,391
    Tokyo Rakutenchi Co., Ltd.........................................   218,000      822,618
   *Tokyo Tatemono Co., Ltd........................................... 1,726,000    6,373,349
    Tokyo Tatemono Real Estate Sales Co., Ltd.........................     7,000       23,571
  #*Tokyo Theatres Co., Inc...........................................   340,000      490,335
    Tokyo Tomin Bank, Ltd.............................................   132,500    1,512,513
    Tokyu Livable, Inc................................................   103,200    1,140,300
    Tomato Bank, Ltd..................................................   400,000      723,963
    TOMONY Holdings, Inc..............................................   637,150    2,913,031
    Tosei Corp........................................................     1,043      419,157
    Tottori Bank, Ltd.................................................   329,000      663,545
    Towa Bank, Ltd.................................................... 1,384,000    1,502,215
    Toyo Securities Co., Ltd..........................................   328,000      794,811
    Tsukuba Bank, Ltd.................................................   258,300      828,996
    Yachiyo Bank, Ltd. (The)..........................................    30,400      689,737
    Yamagata Bank, Ltd................................................   647,500    2,978,253
    Yamanashi Chuo Bank, Ltd..........................................   654,000    2,725,765
                                                                                 ------------
Total Financials......................................................            186,917,965
                                                                                 ------------
Health Care -- (4.0%).................................................
    As One Corp.......................................................    71,668    1,579,670
    ASKA Pharmaceutical Co., Ltd......................................   106,000      613,652
    BML, Inc..........................................................    42,300    1,064,875
   #CMIC Holdings Co., Ltd............................................    24,600      415,408
    Create Medic Co., Ltd.............................................    28,000      290,732
   *Daito Pharmaceutical Co., Ltd.....................................    10,700      159,550
    Eiken Chemical Co., Ltd...........................................    74,800    1,029,006
   *EPS Corp..........................................................       324      803,502
    FALCO SD HOLDINGS Co., Ltd........................................    35,200      394,451
    Fuso Pharmaceutical Industries, Ltd...............................   325,000      899,262
    Hitachi Medical Corp..............................................    85,000    1,226,445
    Hogy Medical Co., Ltd.............................................    52,800    2,434,007
    Iwaki & Co., Ltd..................................................    66,000      159,831
   #Japan Medical Dynamic Marketing, Inc..............................    44,900      150,793
    Jeol, Ltd.........................................................   279,000      834,074
    JMS Co., Ltd......................................................   126,000      409,225
    Kaken Pharmaceutical Co., Ltd.....................................   353,000    4,365,666
    Kawanishi Holdings, Ltd...........................................     7,400       73,585
    Kawasumi Laboratories, Inc........................................    46,300      280,574
   #Kissei Pharmaceutical Co., Ltd....................................   106,300    1,934,970

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CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- -----------
Health Care -- (Continued)
    KYORIN Holdings, Inc.............................................. 214,000 $ 4,107,926
   #Mochida Pharmaceutical Co., Ltd................................... 281,000   3,267,385
   *Nagaileben Co., Ltd...............................................  34,800     537,590
    Nichii Gakkan Co.................................................. 229,000   3,136,871
   #Nihon Kohden Corp................................................. 168,900   4,926,486
    Nikkiso Co., Ltd.................................................. 279,000   2,929,695
    Nippon Chemiphar Co., Ltd......................................... 131,000     699,809
    Nippon Shinyaku Co., Ltd.......................................... 239,000   3,029,359
    Nipro Corp........................................................ 496,600   3,400,864
    Nissui Pharmaceutical Co., Ltd....................................  64,200     578,284
    Paramount Bed Holdings Co., Ltd...................................  82,000   2,511,384
    Rion Co., Ltd.....................................................   5,000      43,729
    Rohto Pharmaceutical Co., Ltd..................................... 408,000   5,225,995
   #Sawai Pharmaceutical Co., Ltd.....................................  50,200   5,290,199
    Seikagaku Corp.................................................... 179,800   1,928,782
  #*Shin Nippon Biomedical Laboratories, Ltd..........................  24,700      71,109
    Ship Healthcare Holdings, Inc..................................... 144,700   3,420,555
    Taiko Pharmaceutical Co., Ltd.....................................   7,100      70,022
    Techno Medica Co., Ltd............................................       1       4,453
    Toho Holdings Co., Ltd............................................ 217,700   4,231,416
    Torii Pharmaceutical Co., Ltd.....................................  65,200   1,222,566
   #Towa Pharmaceutical Co., Ltd......................................  43,500   1,995,403
    Tsukui Corp.......................................................  20,100     260,675
    Vital KSK Holdings, Inc........................................... 151,300   1,382,941
  #*Wakamoto Pharmaceutical Co., Ltd.................................. 100,000     296,655
    ZERIA Pharmaceutical Co., Ltd..................................... 109,000   1,990,144
                                                                               -----------
Total Health Care.....................................................          75,679,575
                                                                               -----------
Industrials -- (25.0%)................................................
  #*A&A Material Corp................................................. 235,000     257,941
    Advan Co., Ltd....................................................  96,900     918,138
  #*Advanex, Inc......................................................  73,000      80,565
    Aeon Delight Co., Ltd.............................................  86,500   2,013,846
    Aica Kogyo Co., Ltd............................................... 246,200   3,607,559
    Aichi Corp........................................................ 132,000     582,280
    Aida Engineering, Ltd............................................. 273,600   1,538,719
    Airtech Japan, Ltd................................................  18,300      85,726
    Alps Logistics Co., Ltd...........................................  50,700     513,480
   #Altech Co., Ltd...................................................  23,000      74,747
    Altech Corp.......................................................  37,150     287,667
    Amano Corp........................................................ 281,000   2,514,025
    Ando Corp......................................................... 450,000     628,476
    Anest Iwata Corp.................................................. 149,000     718,541
    Asahi Diamond Industrial Co., Ltd................................. 249,700   2,761,508
    Asahi Kogyosha Co., Ltd........................................... 109,000     454,064
  #*Asanuma Corp...................................................... 796,000     686,244
    Asia Air Survey Co., Ltd..........................................  32,000      95,679
    Asunaro Aoki Construction Co., Ltd................................ 154,000     905,297
    Ataka Construction & Engineering Co., Ltd.........................  60,000     214,085
    Bando Chemical Industries, Ltd.................................... 348,000   1,282,680
    Benefit One, Inc..................................................      56      42,217
    Biken Techno Corp.................................................  14,100      92,183
    Bunka Shutter Co., Ltd............................................ 227,000     859,920
    Central Glass Co., Ltd............................................ 785,000   3,217,594
    Central Security Patrols Co., Ltd.................................  43,700     432,091
    Chiyoda Integre Co., Ltd..........................................   7,600      95,167
    Chudenko Corp..................................................... 130,500   1,326,035
    Chugai Ro Co., Ltd................................................ 340,000   1,115,745
    CKD Corp.......................................................... 244,900   1,812,733
    COMSYS Holdings Corp.............................................. 446,400   4,499,899
    Cosel Co., Ltd.................................................... 108,800   1,544,469

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
    CTI Engineering Co., Ltd..........................................    44,000 $  286,300
    Dai-Dan Co., Ltd..................................................   156,000    982,574
    Daido Kogyo Co., Ltd..............................................   145,000    266,931
    Daifuku Co., Ltd..................................................   389,500  2,081,126
   #Daihen Corp.......................................................   453,000  1,519,047
   #Daiho Corp........................................................   763,000  1,059,470
  #*Daiichi Chuo K.K..................................................   519,000    709,645
    Daiichi Jitsugyo Co., Ltd.........................................   188,000    962,470
   #Daiseki Co., Ltd..................................................   165,063  2,849,921
    Daiseki Eco. Solution Co., Ltd....................................        97    195,746
  #*Daisue Construction Co., Ltd......................................   276,500    193,329
    Daiwa Industries, Ltd.............................................   178,000    902,806
    Daiwa Odakyu Construction Co., Ltd................................    63,500    167,287
   *Danto Holdings Corp...............................................   365,000    413,363
    Denyo Co., Ltd....................................................    85,100  1,098,984
    Dijet Industrial Co., Ltd.........................................    80,000    183,102
    DMW Corp..........................................................     4,800     86,683
   *Dream Incubator, Inc..............................................       173    181,941
    Duskin Co., Ltd...................................................   222,800  4,313,834
  #*Ebara Corp........................................................   483,000  1,954,080
    Ebara Jitsugyo Co., Ltd...........................................     4,500     72,108
    Eidai Co., Ltd....................................................     7,000     31,152
    Emori & Co., Ltd..................................................     1,800     22,723
   *Enshu, Ltd........................................................   194,000    220,655
    Freesia Macross Corp.............................................. 1,355,000    269,916
  #*Fudo Tetra Corp...................................................   579,400  1,049,157
    Fujikura, Ltd..................................................... 1,609,000  5,002,804
   *Fujisash Co., Ltd.................................................    49,300     51,475
    Fujitec Co., Ltd..................................................   323,000  2,013,979
   #Fukuda Corp.......................................................   593,000  2,158,630
    Fukushima Industries Corp.........................................    29,700    433,496
    Fukuyama Transporting Co., Ltd....................................   615,400  3,360,825
    Funai Consulting, Inc.............................................    99,300    725,486
   *Furukawa Co., Ltd................................................. 1,391,000  1,317,819
   #Furusato Industries, Ltd..........................................    50,600    522,403
    Futaba Corp.......................................................   154,300  2,404,187
    Gecoss Corp.......................................................   112,400    571,784
    Glory, Ltd........................................................   158,600  3,410,819
   *Hamai Co., Ltd....................................................    92,000    102,054
    Hamakyorex Co., Ltd...............................................    10,000    356,002
    Hanwa Co., Ltd....................................................   822,000  3,448,486
    Hazama Corp.......................................................   312,700    837,274
    Hibiya Engineering, Ltd...........................................   125,900  1,393,093
    Hisaka Works, Ltd.................................................    40,000    436,097
   *Hitachi Cable, Ltd................................................   782,000  1,828,489
    Hitachi Koki Co., Ltd.............................................   221,700  1,975,853
    Hitachi Metals Techno, Ltd........................................    56,500    468,941
    Hitachi Tool Engineering, Ltd.....................................    94,000    943,500
    Hitachi Transport System, Ltd.....................................       100      1,830
    Hitachi Zosen Corp................................................ 3,511,500  4,727,978
    Hokuetsu Industries Co., Ltd......................................    85,000    260,406
    Hokuriku Electrical Construction Co., Ltd.........................    56,000    162,663
    Hoshizaki Electric Co., Ltd.......................................   123,200  2,954,243
    Hosokawa Micron Corp..............................................   140,000    820,823
   *Howa Machinery, Ltd...............................................   484,000    566,213
   #Ichiken Co., Ltd..................................................    87,000    168,514
    Ichinen Holdings Co., Ltd.........................................    71,100    387,785
    Idec Corp.........................................................   137,000  1,345,264
   #Iino Kaiun Kaisha, Ltd............................................   356,200  1,785,907
    Inaba Denki Sangyo Co., Ltd.......................................    87,400  2,580,882
    Inaba Seisakusho Co., Ltd.........................................    58,800    795,786

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CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)............................................
    Inabata & Co., Ltd................................................   317,300 $2,085,344
   *Inui Steamship Co., Ltd...........................................    95,900    380,056
    Iseki & Co., Ltd..................................................   765,000  1,819,931
    Ishii Iron Works Co., Ltd.........................................   114,000    250,441
  #*Ishikawa Seisakusho, Ltd..........................................   101,000    106,334
   #Itoki Corp........................................................   174,200  1,106,161
  #*Iwasaki Electric Co., Ltd.........................................   183,000    375,660
    Iwatani International Corp........................................   887,000  3,118,006
    Jalux, Inc........................................................    40,800    451,904
    Jamco Corp........................................................    80,000    439,555
    Japan Airport Terminal Co., Ltd...................................   177,800  2,438,691
   #Japan Foundation Engineering Co., Ltd.............................   162,500    631,038
   *Japan Kenzai Co., Ltd.............................................    92,540    467,031
    Japan Pulp & Paper Co., Ltd.......................................   464,000  1,643,359
    Japan Transcity Corp..............................................   231,000    796,762
   *JFE Shoji Trade Corp..............................................   411,000  2,039,496
   #JP-Holdings, Inc..................................................    12,100    127,170
   #Juki Corp.........................................................   549,000  1,077,603
    Kamei Corp........................................................   153,000  2,165,863
    Kanaden Corp......................................................   116,000    747,868
    Kanagawa Chuo Kotsu Co., Ltd......................................   192,000  1,105,423
    Kanamoto Co., Ltd.................................................   112,000  1,234,637
    Kandenko Co., Ltd.................................................   431,000  1,896,160
   *Kanematsu Corp.................................................... 1,688,625  2,016,585
  #*Kanematsu-NNK Corp................................................   125,000    261,321
   *Katakura Industries Co., Ltd......................................   115,100  1,039,639
    Kato Works Co., Ltd...............................................   287,000  1,471,109
    KAWADA TECHNOLOGIES, Inc..........................................   102,100  1,461,429
    Kawagishi Bridge Works Co., Ltd...................................    38,000    105,795
    Kawasaki Kinkai Kisen Kaisha, Ltd.................................    99,000    282,248
  #*Kawasaki Kisen Kaisha, Ltd........................................ 2,414,000  5,084,740
    Keihin Co., Ltd. (The)............................................   199,000    270,826
   *KI HOLDINGS Co., Ltd..............................................   102,000    150,183
    Kimura Chemical Plants Co., Ltd...................................    69,000    284,013
    King Jim Co., Ltd.................................................     7,000     60,520
    Kinki Sharyo Co., Ltd.............................................   185,000    659,013
    Kintetsu World Express, Inc.......................................    79,000  2,828,443
    Kitagawa Iron Works Co., Ltd......................................   356,000    675,235
    Kitano Construction Corp..........................................   242,000    526,671
    Kitazawa Sangyo Co., Ltd..........................................    54,500    118,499
    Kito Corp.........................................................        56     48,127
    Kitz Corp.........................................................   420,400  1,646,334
    Kodensha Co., Ltd. (The)..........................................    25,000     56,090
    Koike Sanso Kogyo Co., Ltd........................................   149,000    386,626
    Kokuyo Co., Ltd...................................................   318,625  2,389,812
   #KOMAIHALTEC, Inc..................................................   167,000    518,647
    Komatsu Wall Industry Co., Ltd....................................    48,300    577,363
    Komori Corp.......................................................   407,800  3,566,923
    Kondotec, Inc.....................................................    81,000    590,770
  #*Kosaido Co., Ltd..................................................   356,100  1,938,389
    KRS Corp..........................................................    37,200    409,507
   *Kumagai Gumi Co., Ltd.............................................   583,800    598,168
    Kuroda Electric Co., Ltd..........................................   118,100  1,207,375
    Kyodo Printing Co., Ltd...........................................   540,000  1,482,625
   #Kyoei Sangyo Co., Ltd.............................................    97,000    178,323
   *Kyokuto Boeki Kaisha, Ltd.........................................    58,000    135,978
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   210,100  2,017,322
    Kyoritsu Printing Co., Ltd........................................     5,400     17,985
    Kyosan Electric Manufacturing Co., Ltd............................   225,000    980,240
    Kyowa Exeo Corp...................................................   372,900  3,392,043
    Kyudenko Corp.....................................................   204,000  1,158,314

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
   *Lonseal Corp......................................................   116,000 $  135,488
    Maeda Corp........................................................   845,000  3,539,045
    Maeda Road Construction Co., Ltd..................................   289,000  3,492,420
  #*Maezawa Industries, Inc...........................................    35,700    107,001
    Maezawa Kasei Industries Co., Ltd.................................    50,700    596,939
    Maezawa Kyuso Industries Co., Ltd.................................    50,400    703,590
    Makino Milling Machine Co., Ltd...................................   443,000  3,205,381
   #Marubeni Construction Material Lease Co., Ltd.....................    75,000    160,554
    Marufuji Sheet Piling Co., Ltd....................................     1,000      2,795
    Maruka Machinery Co., Ltd.........................................    28,100    343,575
    Maruwn Corp.......................................................    66,000    173,295
   #Maruyama Manufacturing Co., Inc...................................   152,000    327,621
    Maruzen Showa Unyu Co., Ltd.......................................   306,000  1,008,483
    Matsuda Sangyo Co., Ltd...........................................    80,682  1,265,326
    Matsui Construction Co., Ltd......................................   128,600    534,044
    Max Co., Ltd......................................................   189,000  2,358,173
   #Meidensha Corp....................................................   783,050  2,789,067
   #Meiji Shipping Co., Ltd...........................................   105,700    442,311
    Meitec Corp.......................................................   142,400  2,926,488
   *Meito Transportation Co., Ltd.....................................    22,000    169,585
   #Meiwa Trading Co., Ltd............................................   140,000  1,366,526
    Mesco, Inc........................................................    30,000    222,255
    Minebea Co., Ltd..................................................    13,000     58,903
    Mirait Holdings Corp..............................................   274,685  1,976,784
    Mitani Corp.......................................................    53,100    759,016
    Mitsubishi Kakoki Kaisha, Ltd.....................................   230,000    446,517
   *Mitsubishi Pencil Co., Ltd........................................   104,500  1,836,847
    Mitsubishi Research Institute, Inc................................     2,500     52,120
    Mitsuboshi Belting Co., Ltd.......................................   287,000  1,550,005
   *Mitsui Engineering & Shipbuilding Co., Ltd........................ 1,347,000  1,980,509
   #Mitsui Matsushima Co., Ltd........................................   516,000  1,008,770
    Mitsui-Soko Co., Ltd..............................................   485,000  2,109,847
    Mitsumura Printing Co., Ltd.......................................    93,000    306,992
   #Miura Co., Ltd....................................................   137,600  3,563,683
   *Miura Printing Corp...............................................    18,000     19,691
    Miyachi Corp......................................................     7,700     62,893
  #*Miyaji Engineering Group, Inc.....................................   878,175  1,600,806
   *Miyakoshi Holdings, Inc...........................................    45,000    211,430
   *Mori Denki Manufacturing Co., Ltd.................................   625,000     47,278
   #Mori Seiki Co., Ltd...............................................   433,100  4,316,570
    Morita Holdings Corp..............................................   156,000  1,040,306
    Moshi Moshi Hotline, Inc..........................................   217,300  2,148,675
    Mystar Engineering Corp...........................................    15,600     78,231
   #NAC Co., Ltd......................................................    25,400    529,024
    Nachi-Fujikoshi Corp..............................................   741,000  3,698,929
    Nagase & Co., Ltd.................................................    23,400    283,304
    Naikai Zosen Corp.................................................    73,000    262,983
    Nakano Corp.......................................................    98,000    204,119
    Narasaki Sangyo Co., Ltd..........................................    56,000    101,543
    NEC Capital Solutions, Ltd........................................    45,100    630,933
    NEC Networks & System Integration Corp............................   109,600  1,631,228
    Nichias Corp......................................................   436,000  2,262,870
    Nichiban Co., Ltd.................................................   122,000    403,933
   *Nichiden Corp.....................................................    11,600    305,348
    Nichiha Corp......................................................    98,480  1,203,991
    Nichireki Co., Ltd................................................    96,000    479,264
    Nihon M&A Center, Inc.............................................    40,000  1,145,311
    Nihon Trim Co., Ltd...............................................     3,700     96,390
    Nikko Co., Ltd....................................................   127,000    489,981
    Nippo Corp........................................................   259,000  2,664,783
    Nippon Carbon Co., Ltd............................................   453,000  1,232,004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
    Nippon Conveyor Co., Ltd..........................................   194,000 $  191,016
    Nippon Densetsu Kogyo Co., Ltd....................................   191,000  1,745,239
    Nippon Denwa Shisetu Co., Ltd.....................................   203,000    668,283
    Nippon Filcon Co., Ltd............................................    70,900    351,018
    Nippon Hume Corp..................................................   112,000    480,161
    Nippon Jogesuido Sekkei Co., Ltd..................................       295    405,907
    Nippon Kanzai Co., Ltd............................................    43,000    801,746
   #Nippon Koei Co., Ltd..............................................   276,000    969,525
    Nippon Konpo Unyu Soko Co., Ltd...................................   261,000  3,390,755
    Nippon Parking Development Co., Ltd...............................     4,329    234,066
    Nippon Road Co., Ltd. (The).......................................   190,000    744,637
    Nippon Seisen Co., Ltd............................................   103,000    514,789
    Nippon Sharyo, Ltd................................................   291,000  1,094,288
   #Nippon Sheet Glass Co., Ltd....................................... 4,060,000  5,258,558
    Nippon Shindo Co., Ltd............................................     8,000     11,637
  #*Nippon Signal Co., Ltd............................................   219,000  1,396,729
    Nippon Steel Trading Co., Ltd.....................................   294,000    849,349
    Nippon Thompson Co., Ltd..........................................   274,000  1,515,145
    Nippon Tungsten Co., Ltd..........................................    80,000    168,568
    Nippon Yusoki Co., Ltd............................................   138,000    432,247
    Nishimatsu Construction Co., Ltd.................................. 1,855,000  3,991,128
   *Nishishiba Electric Co., Ltd......................................   101,000    186,329
    Nissei Corp.......................................................   104,600    944,343
    Nissei Plastic Industrial Co., Ltd................................   348,300  1,779,387
  #*Nissha Printing Co., Ltd..........................................   124,000  1,401,249
   #Nisshinbo Holdings, Inc...........................................    39,000    342,888
    Nissin Corp.......................................................   350,000    842,495
   #Nissin Electric Co., Ltd..........................................   203,000  1,161,642
    Nitchitsu Co., Ltd................................................    58,000    143,678
    Nitta Corp........................................................   105,800  2,008,849
    Nitto Boseki Co., Ltd.............................................   898,000  3,410,311
    Nitto Kogyo Corp..................................................   149,000  2,164,391
   #Nitto Kohki Co., Ltd..............................................    67,900  1,514,190
    Nitto Seiko Co., Ltd..............................................   122,000    396,907
   #Nittoc Construction Co., Ltd......................................   356,000    529,034
    Noda Corp.........................................................   169,300    820,639
    Nomura Co., Ltd...................................................   205,000    762,533
   *Noritake Co., Ltd.................................................   531,000  1,544,510
    Noritz Corp.......................................................   130,800  2,314,078
  #*NS United Kaiun Kaisha, Ltd.......................................   470,000    754,417
   *Oak Capital Corp..................................................    53,135     57,979
    Obara Corp........................................................    26,900    359,211
    Obayashi Road Corp................................................   175,000    520,944
    Oiles Corp........................................................   123,842  2,513,798
   *Okamoto Machine Tool Works, Ltd...................................   163,000    217,188
    Okamura Corp......................................................   289,900  2,139,639
    Okano Valve Manufacturing Co., Ltd................................    45,000    137,921
   #Oki Electric Cable Co., Ltd.......................................    90,000    187,128
   *OKK Corp..........................................................   255,000    366,510
    OKUMA Corp........................................................   618,000  4,859,394
    Okumura Corp......................................................   754,400  2,759,702
    Onoken Co., Ltd...................................................    58,900    480,203
    Organo Corp.......................................................   163,000  1,060,919
   *Original Engineering Consultants Co., Ltd.........................    11,500     18,068
   #OSG Corp..........................................................   322,000  5,082,316
    Oyo Corp..........................................................   100,900  1,121,698
   #P.S. Mitsubishi Construction Co., Ltd.............................    76,800    372,866
    Park24 Co., Ltd...................................................   124,100  1,708,101
   #Pasco Corp........................................................    70,000    242,235
    Pasona Group, Inc.................................................       246    214,144
   #Penta-Ocean Construction Co., Ltd................................. 1,259,500  3,701,153

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Industrials -- (Continued)
   *Pilot Corp........................................................       763 $1,470,843
    Pronexus, Inc.....................................................   133,200    811,410
    Raito Kogyo Co., Ltd..............................................   210,600  1,114,273
    Rheon Automatic Machinery Co., Ltd................................    64,000    166,942
    Ryobi, Ltd........................................................   581,200  2,090,797
   *Sailor Pen Co., Ltd...............................................    69,000     36,115
   #Sakai Heavy Industries, Ltd.......................................   183,000    789,323
   *Sakurada Co., Ltd.................................................    57,000     12,174
  #*Sanix, Inc........................................................   135,300    382,034
    Sanki Engineering Co., Ltd........................................   340,000  1,779,963
   #Sanko Metal Industrial Co., Ltd...................................   118,000    386,962
   *Sankyo-Tateyama Holdings, Inc..................................... 1,710,000  3,510,254
    Sankyu, Inc....................................................... 1,228,000  4,872,436
    Sanritsu Corp.....................................................    16,700    111,323
    Sanwa Holdings Corp...............................................   996,000  3,766,797
    Sanyo Denki Co., Ltd..............................................   210,000  1,321,595
    Sanyo Engineering & Construction, Inc.............................    48,000    169,894
    Sanyo Industries, Ltd.............................................    77,000    171,358
   #Sasebo Heavy Industries Co., Ltd..................................   584,000    876,876
   *Sata Construction Co., Ltd........................................   128,000    110,950
    Sato Holdings Corp................................................   109,300  1,553,225
    Sato Shoji Corp...................................................    65,300    477,328
    Sawafuji Electric Co., Ltd........................................    42,000    123,169
    Secom Joshinetsu Co., Ltd.........................................    33,900    981,231
    Seibu Electric Industry Co., Ltd..................................    67,000    296,908
    Seika Corp........................................................   285,000    825,635
  #*Seikitokyu Kogyo Co., Ltd.........................................   332,000    247,818
    Seino Holdings Co., Ltd...........................................   424,000  2,937,077
    Sekisui Jushi Co., Ltd............................................   144,000  1,414,739
   #Senko Co., Ltd....................................................   384,000  1,683,056
    Senshu Electric Co., Ltd..........................................    37,300    514,089
    Shibusawa Warehouse Co., Ltd......................................   231,000    684,082
    Shibuya Kogyo Co., Ltd............................................    80,100    915,392
   #Shima Seiki Manufacturing Co., Ltd................................   116,800  2,166,608
    Shin Nippon Air Technologies Co., Ltd.............................    88,780    538,296
    Shin-Keisei Electric Railway Co., Ltd.............................   174,000    756,082
    Shinmaywa Industries, Ltd.........................................   418,000  2,022,250
    Shinnihon Corp....................................................   194,800    513,088
    Shinsho Corp......................................................   202,000    456,706
    Shinwa Co., Ltd...................................................     3,400     40,364
    SHO-BOND Holdings Co., Ltd........................................   101,600  2,569,651
    Shoko Co., Ltd....................................................   316,000    528,672
    Showa Aircraft Industry Co., Ltd..................................   112,000    694,441
   #Sinfonia Technology Co., Ltd......................................   496,000  1,093,155
    Sintokogio, Ltd...................................................   201,000  2,110,294
    Soda Nikka Co., Ltd...............................................    67,000    301,881
   #Sodick Co., Ltd...................................................   158,200    798,021
    Sohgo Security Services Co., Ltd..................................   261,800  3,011,608
    Sotetsu Holdings, Inc.............................................   597,000  1,845,908
    Space Co., Ltd....................................................    73,420    476,326
    Subaru Enterprise Co., Ltd........................................    59,000    192,023
    Sugimoto & Co., Ltd...............................................    34,100    326,207
    Sumikin Bussan Corp...............................................   175,000    447,925
   *Sumiseki Holdings, Inc............................................   203,800    222,949
    Sumitomo Densetsu Co., Ltd........................................    98,100    751,578
  #*Sumitomo Mitsui Construction Co., Ltd.............................   570,500    478,452
    Sumitomo Precision Products Co., Ltd..............................   156,000    850,001
    Sumitomo Warehouse Co., Ltd.......................................   590,000  2,819,032
    Suzuki Metal Industry Co., Ltd....................................    71,000    144,137
    SWCC Showa Holdings Co., Ltd...................................... 1,732,000  1,575,169
    Tadano, Ltd.......................................................   499,579  3,705,417

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CONTINUED


                                                SHARES    VALUE++
                                               --------- ----------
Industrials -- (Continued)
    Taihei Dengyo Kaisha, Ltd.................   158,000 $1,318,535
    Taihei Kogyo Co., Ltd.....................   256,000  1,343,376
    Taiheiyo Kouhatsu, Inc....................   128,000    136,161
    Taikisha, Ltd.............................   136,700  2,727,129
    Takada Kiko Co., Ltd......................   272,000    705,875
    Takano Co., Ltd...........................    51,100    282,629
   #Takaoka Electric Manufacturing Co., Ltd...   300,000    741,894
   #Takara Printing Co., Ltd..................    38,055    312,743
    Takara Standard Co., Ltd..................   501,000  3,715,505
    Takasago Thermal Engineering Co., Ltd.....   291,400  2,289,418
   #Takashima & Co., Ltd......................   148,000    494,371
    Takigami Steel Construction Co., Ltd......    50,000    150,385
    Takisawa Machine Tool Co., Ltd............   230,000    340,774
   #Takuma Co., Ltd...........................   319,000  1,501,967
    Tanseisha Co., Ltd........................    76,000    259,039
   #Tatsuta Electric Wire & Cable Co., Ltd....   215,000  1,298,496
    TECHNO ASSOCIE Co., Ltd...................    58,400    493,094
    Techno Ryowa, Ltd.........................    71,390    375,202
    Teikoku Electric Manufacturing Co., Ltd...    31,800    623,552
  #*Tekken Corp...............................   763,000  1,114,318
    Temp Holdings Co., Ltd....................    48,600    498,438
    Teraoka Seisakusho Co., Ltd...............    53,600    238,747
    TOA Corp..................................   780,000  1,411,806
   #TOA ROAD Corp.............................   155,000    467,376
  #*Tobishima Corp............................   460,600    519,782
    Tocalo Co., Ltd...........................    59,800  1,077,593
    Toda Corp.................................   989,000  3,159,613
    Toenec Corp...............................   212,000  1,233,098
    TOKAI Holdings Corp.......................   223,600  1,039,149
    Tokai Lease Co., Ltd......................    92,000    218,319
    Toko Electric Corp........................    76,000    350,267
    Tokyo Energy & Systems, Inc...............   143,000    872,867
   #TOKYO KEIKI, Inc..........................   278,000    589,730
  #*Tokyo Kikai Seisakusho, Ltd...............   300,000    210,597
    Tokyo Sangyo Co., Ltd.....................    78,000    300,918
    Tokyu Community Corp......................    32,600  1,043,233
    Tokyu Construction Co., Ltd...............   125,620    299,364
    Toli Corp.................................   236,000    490,331
   #Tomoe Corp................................   115,500    459,537
   #Tomoe Engineering Co., Ltd................    16,400    374,252
    Tonami Holdings Co., Ltd..................   331,000    760,673
    Toppan Forms Co., Ltd.....................   202,900  1,824,787
    Torishima Pump Manufacturing Co., Ltd.....    85,800  1,088,445
    Toshiba Machine Co., Ltd..................   496,000  2,695,486
    TOSHIBA PLANT SYSTEMS & SERVICES Corp.....   191,450  2,027,445
    Tosho Printing Co., Ltd...................   243,000    473,462
    Totetsu Kogyo Co., Ltd....................   122,000  1,304,288
   *Totoku Electric Co., Ltd..................    61,000     68,415
   #Toyo Construction Co., Ltd................ 1,163,000  1,133,188
    Toyo Electric Manufacturing Co., Ltd......   159,000    591,003
    Toyo Engineering Corp.....................   581,400  2,633,081
    Toyo Machinery & Metal Co., Ltd...........    42,400    126,024
    Toyo Tanso Co., Ltd.......................    48,700  1,777,303
   #Toyo Wharf & Warehouse Co., Ltd...........   274,000    473,108
    Trancom Co., Ltd..........................     8,500    184,470
    Trinity Industrial Corp...................    56,000    259,412
    Trusco Nakayama Corp......................    98,900  2,097,687
    Tsubakimoto Chain Co., Ltd................   607,700  3,692,239
    Tsubakimoto Kogyo Co., Ltd................    97,000    304,807
  #*Tsudakoma Corp............................   181,000    382,558
   #Tsugami Corp..............................   274,000  2,725,294

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                       --------- ------------
Industrials -- (Continued)
    Tsukishima Kikai Co., Ltd.........................................   127,000 $  1,077,979
    Tsurumi Manufacturing Co., Ltd....................................    94,000      799,333
   #Tsuzuki Denki Co., Ltd............................................    75,000      609,561
    TTK Co., Ltd......................................................    62,000      304,904
    Uchida Yoko Co., Ltd..............................................   331,000    1,064,481
   #Ueki Corp.........................................................   406,000      937,788
    Union Tool Co., Ltd...............................................    59,700    1,080,701
    Utoc Corp.........................................................    92,900      326,615
  #*Wakachiku Construction Co., Ltd................................... 1,204,000    1,505,950
    Weathernews, Inc..................................................    26,700      824,323
    Yahagi Construction Co., Ltd......................................   141,500      728,356
    Yamabiko Corp.....................................................    28,782      468,090
    Yamato Corp.......................................................    82,000      323,036
    Yamaura Corp......................................................    40,500      122,516
    Yamazen Co., Ltd..................................................   305,500    2,752,994
    Yasuda Warehouse Co., Ltd. (The)..................................    95,800      614,981
    Yokogawa Bridge Holdings Corp.....................................   139,400      958,661
    Yondenko Corp.....................................................   132,800      546,959
    Yuasa Trading Co., Ltd............................................   810,000    1,403,872
    Yuken Kogyo Co., Ltd..............................................   157,000      325,075
    Yurtec Corp.......................................................   256,000    1,216,166
    Yusen Logistics Co., Ltd..........................................    74,300    1,132,783
    Yushin Precision Equipment Co., Ltd...............................    55,934    1,270,113
                                                                                 ------------
Total Industrials.....................................................            469,922,935
                                                                                 ------------
Information Technology -- (10.3%).....................................
    A&D Co., Ltd......................................................    40,600      146,749
    Ai Holdings Corp..................................................   196,100    1,237,388
    Aichi Tokei Denki Co., Ltd........................................   113,000      447,258
    Aiphone Co., Ltd..................................................    70,900    1,423,838
    ALLIED TELESIS HOLDINGS K.K.......................................   470,700      474,477
    Alpha Systems, Inc................................................    32,760      471,632
    Alps Electric Co., Ltd............................................   744,600    6,772,423
   #Anritsu Corp......................................................   458,000    5,975,759
    AOI Electronic Co., Ltd...........................................    35,200      592,262
   *Apic Yamada Corp..................................................    26,000       40,296
    Argo Graphics, Inc................................................     2,800       39,140
   *Arisawa Manufacturing Co., Ltd....................................   107,600      394,006
    Asahi Net, Inc....................................................    49,000      226,320
    Axell Corp........................................................    10,700      233,174
    CAC Corp..........................................................    62,700      548,173
    Canon Electronics, Inc............................................    97,200    2,398,167
   #Capcom Co., Ltd...................................................   224,800    5,133,294
    Chino Corp........................................................   151,000      403,676
   *CMK Corp..........................................................   263,200    1,353,356
    Computer Engineering & Consulting, Ltd............................    61,500      322,096
    Core Corp.........................................................    45,700      396,264
    Cresco, Ltd.......................................................    23,200      181,402
    Cybernet Systems Co., Ltd.........................................        85       21,540
   #Cybozu, Inc.......................................................     1,221      403,556
   *Daiko Denshi Tsushin, Ltd.........................................    12,000       26,393
    Daito Electron Co., Ltd...........................................     5,900       30,129
   #Daiwabo Holdings Co., Ltd.........................................   837,000    1,780,666
   #Denki Kogyo Co., Ltd..............................................   271,000    1,227,444
    DKK TOA Corp......................................................    31,000      117,906
    DTS Corp..........................................................    90,300    1,225,880
   #Dwango Co., Ltd...................................................       496      738,239
    Eizo Nanao Corp...................................................    76,800    1,479,341
   #Elematec Corp.....................................................     9,371      135,814
   *Elna Co., Ltd.....................................................    92,000      136,709
   #EM Systems Co., Ltd...............................................     1,200       24,245

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                      SHARES   VALUE++
                                                      ------- ----------
Information Technology -- (Continued)................
   #Enplas Corp......................................  37,600 $1,020,683
    ESPEC Corp.......................................  84,500    769,164
    Excel Co., Ltd...................................   3,300     30,665
    Faith, Inc.......................................   1,831    225,439
  #*FDK Corp......................................... 431,000    503,845
    Fuji Electronics Co., Ltd........................  25,800    388,574
   #Fuji Soft, Inc................................... 100,600  1,772,136
   *Fujitsu Component, Ltd...........................     139     44,799
    Fujitsu Frontech, Ltd............................  77,500    497,893
    Future Architect, Inc............................   1,172    506,475
    GMO Internet, Inc................................ 252,400  1,350,035
    Hakuto Co., Ltd..................................  73,700    713,833
    Hioki EE Corp....................................  16,700    307,425
    Hitachi Kokusai Electric, Inc.................... 249,500  2,345,346
    Hochiki Corp.....................................  97,000    510,372
   #Hokuriku Electric Industry Co., Ltd.............. 307,000    436,967
    Horiba, Ltd...................................... 169,150  5,931,139
    Hosiden Corp..................................... 262,900  1,743,415
    Icom, Inc........................................  49,700  1,243,812
  #*Ikegami Tsushinki Co., Ltd....................... 174,000    134,710
    Ines Corp........................................ 202,300  1,587,087
    I-Net Corp.......................................  47,800    297,851
    Information Services International-Dentsu, Ltd...  76,700    623,766
    Innotech Corp....................................  25,400    152,357
    Internet Initiative Japan, Inc...................     485  1,906,308
   *Ishii Hyoki Co., Ltd.............................  23,000     50,231
    IT Holdings Corp................................. 376,801  4,825,108
    ITC Networks Corp................................  64,300    419,753
    ITFOR, Inc.......................................  27,600     99,512
   *Iwatsu Electric Co., Ltd......................... 309,000    289,747
    Japan Aviation Electronics Industry, Ltd......... 252,600  2,318,592
   #Japan Cash Machine Co., Ltd......................  79,315    717,239
    Japan Digital Laboratory Co., Ltd................ 109,700  1,194,051
   *Japan Radio Co., Ltd............................. 138,000    338,154
   #Jastec Co., Ltd..................................  61,400    380,485
    JBCC Holdings, Inc...............................  73,200    499,158
    JFE Systems, Inc.................................     174    152,187
    JIEC Co., Ltd....................................     199    231,631
    Kaga Electronics Co., Ltd........................ 100,400  1,064,430
   #Kakaku.com, Inc..................................  48,200  1,498,849
    Kanematsu Electronics, Ltd.......................  83,100    920,104
    Koa Corp......................................... 151,800  1,547,380
   *Kubotek Corp.....................................     370     93,893
    Kyoden Co., Ltd.................................. 156,900    293,583
    Kyowa Electronic Instruments Co., Ltd............  56,000    187,703
    Macnica, Inc.....................................  50,100  1,168,515
   #Macromill, Inc...................................  89,900    895,989
    Marubun Corp.....................................  98,500    447,140
   #Maruwa Co., Ltd..................................  38,400  1,552,344
  #*Megachips Corp...................................  85,000  1,878,271
   #Meisei Electric Co., Ltd......................... 307,000    356,862
    Melco Holdings, Inc..............................  51,800  1,213,818
    Mimasu Semiconductor Industry Co., Ltd...........  86,881    796,559
    Miroku Jyoho Service Co., Ltd.................... 105,000    342,408
   *Mitsui High-Tec, Inc............................. 131,600    800,431
    Mitsui Knowledge Industry Co., Ltd...............   3,643    631,487
   *Mitsumi Electric Co., Ltd........................ 396,200  3,290,778
   *Moritex Corp.....................................   7,700     28,413
   #Mutoh Holdings Co., Ltd.......................... 160,000    534,860
   *Nagano Japan Radio Co., Ltd......................  83,000    122,079
    Nagano Keiki Co., Ltd............................   5,000     45,463

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Information Technology -- (Continued)
   #Nakayo Telecommunications, Inc....................................   498,000 $2,156,163
    NEC Fielding, Ltd.................................................    95,000  1,192,543
    NEC Mobiling, Ltd.................................................    46,800  1,707,982
    Net One Systems Co., Ltd..........................................   398,800  5,440,644
  #*New Japan Radio Co., Ltd..........................................    37,000    110,522
    Nichicon Corp.....................................................   270,300  3,240,959
    Nidec Copal Electronics Corp......................................    46,600    267,562
    Nidec Sankyo Corp.................................................   191,000  1,158,788
    Nifty Corp........................................................       271    368,894
   #Nihon Dempa Kogyo Co., Ltd........................................    74,500  1,027,397
  #*Nihon Inter Electronics Corp......................................   104,700    143,769
    Nihon Unisys, Ltd.................................................   251,575  1,889,616
   *Nippon Avionics Co., Ltd..........................................    78,000    112,631
   #Nippon Ceramic Co., Ltd...........................................    86,600  1,481,426
  #*Nippon Chemi-Con Corp.............................................   604,000  2,277,142
    Nippon Systemware Co., Ltd........................................    27,900    112,744
    Nohmi Bosai, Ltd..................................................   123,000    850,093
    NS Solutions Corp.................................................    79,400  1,542,885
    NSD Co., Ltd......................................................   170,300  1,408,208
    Obic Business Consultants Co., Ltd................................    22,750  1,079,808
    Okaya Electric Industries Co., Ltd................................    73,000    297,638
   *Oki Electric Industry Co., Ltd.................................... 3,097,000  5,272,140
    ONO Sokki Co., Ltd................................................   103,000    432,084
    Optex Co., Ltd....................................................    30,800    433,155
    Origin Electric Co., Ltd..........................................   116,000    484,285
    Osaki Electric Co., Ltd...........................................   132,000  1,380,281
    Panasonic Electric Works Information Systems Co., Ltd.............    13,600    346,975
    Panasonic Electric Works SUNX Co., Ltd............................   109,000    553,899
    PCA Corp..........................................................    17,500    220,372
  #*Pixela Corp.......................................................    18,400     42,806
    Riken Keiki Co., Ltd..............................................    77,500    544,091
    Riso Kagaku Corp..................................................    53,200    778,096
    Roland DG Corp....................................................    54,400    639,081
    Ryoden Trading Co., Ltd...........................................   141,000    822,466
    Ryosan Co., Ltd...................................................   147,500  2,793,977
    Ryoyo Electro Corp................................................   113,200  1,252,743
   #Sanken Electric Co., Ltd..........................................   496,000  2,383,750
    Sanko Co., Ltd....................................................    21,000     68,824
    Sanshin Electronics Co., Ltd......................................   139,500  1,058,312
    Satori Electric Co., Ltd..........................................    79,080    494,031
   #Saxa Holdings, Inc................................................   307,000    638,751
    SCSK Corp.........................................................   214,863  3,346,084
  #*Shibaura Mechatronics Corp........................................   142,000    369,508
    Shindengen Electric Manufacturing Co., Ltd........................   329,000  1,360,825
    Shinkawa, Ltd.....................................................    68,300    363,431
   #Shinko Electric Industries Co., Ltd...............................   311,900  2,915,436
    Shinko Shoji Co., Ltd.............................................    81,700    685,977
    Shizuki Electric Co., Inc.........................................   103,000    472,729
   #Siix Corp.........................................................    79,500  1,223,210
    Simplex Holdings, Inc.............................................     1,266    446,173
   #SMK Corp..........................................................   290,000    946,192
    Softbank Technology Corp..........................................       500      5,950
    So-net Entertainment Corp.........................................       544  2,281,358
    Soshin Electric Co., Ltd..........................................     4,600     20,604
    SRA Holdings, Inc.................................................    49,700    566,966
    Star Micronics Co., Ltd...........................................   180,700  1,916,218
    Sumida Corp.......................................................    61,549    367,537
    Sun-Wa Technos Corp...............................................    10,400    104,985
    Systena Corp......................................................     1,100    839,048
    Tachibana Eletech Co., Ltd........................................    62,400    548,463
   #Taiyo Yuden Co., Ltd..............................................   479,400  5,127,204

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                       SHARES    VALUE++
                                                                       ------- ------------
Information Technology -- (Continued)
    Tamura Corp....................................................... 288,000 $    790,218
  #*Teac Corp......................................................... 351,000      132,580
    Tecmo Koei Holdings Co., Ltd...................................... 150,730    1,272,380
    Teikoku Tsushin Kogyo Co., Ltd.................................... 176,000      315,269
    TKC Corp..........................................................  86,800    1,880,101
  #*Toko, Inc......................................................... 334,000    1,099,234
   *Tokyo Denpa Co., Ltd..............................................  24,900      119,262
   #Tokyo Electron Device, Ltd........................................     342      631,020
    Tokyo Seimitsu Co., Ltd........................................... 173,900    3,574,658
    Tomen Devices Corp................................................   2,300       58,450
    Tomen Electronics Corp............................................  50,600      748,512
   #Topcon Corp....................................................... 260,400    2,005,938
    Tose Co., Ltd.....................................................  22,100      155,025
    Toshiba TEC Corp.................................................. 595,000    2,408,199
    Toukei Computer Co., Ltd..........................................  26,810      355,368
    Towa Corp.........................................................  78,500      439,472
    Toyo Corp......................................................... 123,700    1,381,684
   *Transcosmos, Inc.................................................. 122,300    1,742,579
    UKC Holdings Corp.................................................   4,600       63,367
  #*Ulvac, Inc........................................................ 181,700    1,457,889
    Uniden Corp....................................................... 377,000    1,388,564
   #Wacom Co., Ltd....................................................   1,632    3,920,529
    XNET Corp.........................................................      21       31,390
    Y.A.C. Co., Ltd...................................................  35,800      281,415
   *Yamaichi Electronics Co., Ltd.....................................  75,700      171,047
   *Yaskawa Information Systems Corp..................................  40,000       90,098
    Yokowo Co., Ltd...................................................  69,500      412,916
   #Zuken, Inc........................................................  94,600      749,546
                                                                               ------------
Total Information Technology..........................................          192,922,456
                                                                               ------------
Materials -- (10.4%)..................................................
    Achilles Corp..................................................... 703,000      949,182
    Adeka Corp........................................................ 380,600    3,496,658
    Agro-Kanesho Co., Ltd.............................................  14,000       79,322
    Aichi Steel Corp.................................................. 457,000    2,178,719
    Alconix Corp......................................................  13,000      294,044
    Arakawa Chemical Industries, Ltd..................................  67,700      584,425
    Araya Industrial Co., Ltd......................................... 276,000      438,399
    Asahi Holdings, Inc............................................... 115,950    2,278,562
    Asahi Organic Chemicals Industry Co., Ltd......................... 343,000      885,274
    Chuetsu Pulp & Paper Co., Ltd..................................... 568,000    1,183,473
  #*Chugai Mining Co., Ltd............................................ 852,400      212,850
    Chugoku Marine Paints, Ltd........................................ 259,000    1,545,591
   *Chugokukogyo Co., Ltd.............................................  62,000       80,685
   #Chuo Denki Kogyo Co., Ltd.........................................  90,000      464,186
  #*Co-Op Chemical Co., Ltd........................................... 159,000      214,776
   #Dai Nippon Toryo, Ltd............................................. 518,000      568,737
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................  14,300      494,628
    Daiichi Kogyo Seiyaku Co., Ltd.................................... 141,000      426,298
    Daiken Corp....................................................... 401,000    1,324,468
   #Daiki Aluminium Industry Co., Ltd.................................  59,000      195,766
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd........... 319,000    1,475,790
   #Daio Paper Corp................................................... 392,500    2,181,012
    Daiso Co., Ltd.................................................... 355,000    1,053,790
    DC Co., Ltd....................................................... 113,900      464,499
    Dynapac Co., Ltd..................................................  25,000       73,490
    Earth Chemical Co., Ltd...........................................  56,200    2,037,571
    Ebara-Udylite Co., Ltd............................................   5,200      148,107
    FP Corp...........................................................  61,200    3,952,268
    Fuji Seal International, Inc......................................  85,500    1,639,573
    Fujikura Kasei Co., Ltd...........................................  96,500      561,825

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
    Fujimi, Inc.......................................................    48,300 $  612,166
    Fujimori Kogyo Co., Ltd...........................................     4,600     78,667
   #Fumakilla, Ltd....................................................    85,000    331,663
    Furukawa-Sky Aluminum Corp........................................   324,000    963,892
    Geostar Corp......................................................    38,000    120,923
    Godo Steel, Ltd...................................................   899,000  2,059,486
    Gun Ei Chemical Industry Co., Ltd.................................   347,000    905,534
    Harima Chemicals, Inc.............................................    73,300    522,397
   #Hodogaya Chemical Co., Ltd........................................   265,000    818,502
    Hokkan Holdings, Ltd..............................................   283,000    883,504
    Hokko Chemical Industry Co., Ltd..................................    90,000    273,212
    Hokuetsu Kishu Paper Co., Ltd.....................................   862,199  5,518,801
   *Hokushin Co., Ltd.................................................    61,400    139,517
    Honshu Chemical Industry Co., Ltd.................................    35,000    214,526
    Ihara Chemical Industry Co., Ltd..................................   155,000    589,253
    Ise Chemical Corp.................................................    83,000    490,083
  #*Ishihara Sangyo Kaisha, Ltd....................................... 1,472,500  1,412,300
    Japan Carlit Co., Ltd.............................................    59,800    298,487
    Japan Pure Chemical Co., Ltd......................................        22     55,263
    JSP Corp..........................................................   103,900  1,418,848
   #Kanto Denka Kogyo Co., Ltd........................................   195,000    631,762
    Katakura Chikkarin Co., Ltd.......................................    43,000    116,561
    Kawakin Holdings Co., Ltd.........................................    11,000     38,883
    Kawasaki Kasei Chemicals, Ltd.....................................   121,000    162,587
    Koatsu Gas Kogyo Co., Ltd.........................................   163,493  1,011,794
    Kohsoku Corp......................................................    61,900    540,083
    Konishi Co., Ltd..................................................    66,900    923,597
   #Kumiai Chemical Industry Co., Ltd.................................   233,000    927,119
    Kureha Corp.......................................................   594,500  2,838,349
    Kurimoto, Ltd.....................................................   702,000  1,630,951
    Kurosaki Harima Corp..............................................   221,000    655,011
    Kyoei Steel, Ltd..................................................    66,400  1,245,573
    Kyowa Leather Cloth Co., Ltd......................................    71,700    269,607
    Lintec Corp.......................................................   138,100  2,668,055
    MEC Co., Ltd......................................................    63,300    249,228
   *Mitsubishi Paper Mills, Ltd....................................... 1,159,000  1,086,408
    Mitsubishi Steel Manufacturing Co., Ltd...........................   593,000  1,872,825
    Mitsui Mining & Smelting Co., Ltd................................. 1,022,000  2,562,630
    Mory Industries, Inc..............................................   154,000    520,292
    Nakabayashi Co., Ltd..............................................   181,000    430,645
  #*Nakayama Steel Works, Ltd.........................................   639,000    574,506
    Neturen Co., Ltd..................................................   152,800  1,353,887
    Nichia Steel Works, Ltd...........................................   175,900    463,869
    Nihon Kagaku Sangyo Co., Ltd......................................    78,000    531,169
    Nihon Nohyaku Co., Ltd............................................   225,000  1,015,798
    Nihon Parkerizing Co., Ltd........................................   240,000  3,584,252
    Nihon Seiko Co., Ltd..............................................    18,000     64,616
    Nihon Yamamura Glass Co., Ltd.....................................   490,000  1,225,981
   #Nippon Carbide Industries Co., Inc................................   270,000    426,196
    Nippon Chemical Industrial Co., Ltd...............................   284,000    460,625
    Nippon Chutetsukan K.K............................................    50,000    121,718
   #Nippon Chuzo K.K..................................................   111,000    177,061
    Nippon Coke & Engineering Co., Ltd................................   943,500  1,347,625
   #Nippon Concrete Industries Co., Ltd...............................   180,000    594,230
    Nippon Denko Co., Ltd.............................................   444,000  1,862,856
    Nippon Fine Chemical Co., Ltd.....................................    85,600    590,263
   #Nippon Kasei Chemical Co., Ltd....................................   309,000    509,849
  #*Nippon Kinzoku Co., Ltd...........................................   222,000    412,557
    Nippon Koshuha Steel Co., Ltd.....................................   376,000    467,172
    Nippon Light Metal Co., Ltd....................................... 2,362,000  3,471,795
  #*Nippon Metal Industry Co., Ltd....................................   557,000    435,973

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                       --------- ----------
Materials -- (Continued)
    Nippon Pigment Co., Ltd...........................................    43,000 $  127,368
    Nippon Pillar Packing Co., Ltd....................................    83,000    710,537
    Nippon Soda Co., Ltd..............................................   581,000  2,508,496
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................   256,000  1,514,319
   #Nippon Valqua Industries, Ltd.....................................   332,000    926,186
   *Nippon Yakin Kogyo Co., Ltd.......................................   533,500    841,488
    Nissan Chemical Industries, Ltd...................................    24,500    222,012
   *Nisshin Steel Co., Ltd............................................   467,000    655,452
    Nittetsu Mining Co., Ltd..........................................   375,000  1,595,591
    Nitto FC Co., Ltd.................................................    72,000    471,720
   #NOF Corp..........................................................   728,000  3,664,107
    Ohara, Inc........................................................     4,700     53,919
    Okabe Co., Ltd....................................................   186,900  1,179,255
    Okamoto Industries, Inc...........................................   400,000  1,627,816
    Okura Industrial Co., Ltd.........................................   305,000    933,483
    Osaka Organic Chemical Industry, Ltd..............................    66,000    338,997
    Osaka Steel Co., Ltd..............................................    77,700  1,453,144
   #Osaka Titanium Technologies Co., Ltd..............................    84,700  2,662,877
   *Pacific Metals Co., Ltd...........................................   645,000  3,121,044
    Pack Corp. (The)..................................................    66,300  1,183,889
  #*Rasa Industries, Ltd..............................................   261,000    393,667
    Riken Technos Corp................................................   197,000    599,040
   *S Science Co., Ltd................................................ 2,704,000    101,305
    S.T. Chemical Co., Ltd............................................    77,000    954,081
    Sakai Chemical Industry Co., Ltd..................................   401,000  1,396,854
    Sakata INX Corp...................................................   196,000  1,006,616
    Sanyo Chemical Industries, Ltd....................................   305,000  1,981,143
    Sanyo Special Steel Co., Ltd......................................   491,300  2,280,421
    Sekisui Plastics Co., Ltd.........................................   209,000    722,959
    Shikoku Chemicals Corp............................................   184,000  1,035,730
    Shinagawa Refractories Co., Ltd...................................   224,000    573,258
    Shin-Etsu Polymer Co., Ltd........................................   224,100  1,062,877
    Shinko Wire Co., Ltd..............................................   184,000    330,720
    Somar Corp........................................................    43,000    105,971
    Stella Chemifa Corp...............................................    43,600    993,270
   #Sumitomo Bakelite Co., Ltd........................................   797,000  4,140,058
    Sumitomo Light Metal Industries, Ltd.............................. 2,296,000  2,349,229
    Sumitomo Osaka Cement Co., Ltd.................................... 1,819,000  5,513,885
    Sumitomo Pipe & Tube Co., Ltd.....................................   108,100  1,038,592
    Sumitomo Seika Chemicals Co., Ltd.................................   223,000    971,227
    T. Hasegawa Co., Ltd..............................................   121,300  1,717,568
    Taisei Lamick Co., Ltd............................................    20,000    628,063
    Taiyo Holdings Co., Ltd...........................................    74,100  1,964,919
    Takasago International Corp.......................................   356,000  1,788,332
    Takiron Co., Ltd..................................................   304,000  1,070,360
    Tayca Corp........................................................   151,000    536,428
    Tenma Corp........................................................    87,000    972,807
   #Titan Kogyo K.K...................................................    93,000    362,818
    Toagosei Co., Ltd................................................. 1,096,000  4,745,000
   #Toda Kogyo Corp...................................................   161,000  1,040,998
   #Toho Titanium Co., Ltd............................................   141,700  1,988,850
    Toho Zinc Co., Ltd................................................   576,000  2,469,174
    Tokai Carbon Co., Ltd.............................................   920,000  4,605,214
    Tokushu Tokai Paper Co., Ltd......................................   501,580  1,359,106
   #Tokuyama Corp..................................................... 1,585,000  4,955,070
    Tokyo Ohka Kogyo Co., Ltd.........................................   180,800  3,888,498
  #*Tokyo Rope Manufacturing Co., Ltd.................................   558,000  1,147,957
    Tokyo Steel Manufacturing Co., Ltd................................   480,500  3,646,147
    Tokyo Tekko Co., Ltd..............................................    47,000    158,085
    TOMOEGAWA Co., Ltd................................................   125,000    284,550
    Tomoku Co., Ltd...................................................   294,000    853,964

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                SHARES        VALUE++
                                                                                              ------------ --------------
Materials -- (Continued)
    Topy Industries, Ltd.....................................................................      817,000 $    2,518,135
    Toyo Ink SC Holdings Co., Ltd............................................................      831,000      3,324,055
    Toyo Kohan Co., Ltd......................................................................      247,000        887,214
    TYK Corp.................................................................................      138,000        342,554
   #Ube Material Industries, Ltd.............................................................      226,000        647,978
    Wood One Co., Ltd........................................................................      169,000        695,965
    Yodogawa Steel Works, Ltd................................................................      786,500      3,132,826
   *Yuki Gosei Kogyo Co., Ltd................................................................       64,000        177,725
    Yushiro Chemical Industry Co., Ltd.......................................................       47,100        496,344
                                                                                                           --------------
Total Materials..............................................................................                 195,014,257
                                                                                                           --------------
Telecommunication Services -- (0.1%).........................................................
   #eAccess, Ltd.............................................................................        8,982      1,804,262
                                                                                                           --------------
Utilities -- (0.5%)..........................................................................
    Hokkaido Gas Co., Ltd....................................................................      210,000        691,501
    Hokuriku Gas Co., Ltd....................................................................       99,000        268,279
    Okinawa Electric Power Co., Ltd..........................................................       66,471      2,648,256
    Saibu Gas Co., Ltd.......................................................................    1,361,000      3,815,265
    Shizuoka Gas Co., Ltd....................................................................      241,500      1,746,070
Total Utilities..............................................................................                   9,169,371
TOTAL COMMON STOCKS..........................................................................               1,703,598,481
RIGHTS/WARRANTS -- (0.0%)....................................................................
   *Oak Capital Corp. Warrants 08/31/12......................................................       53,135          8,652
   *Seven Seas Holdings Co., Ltd. Rights 06/01/12............................................      574,200        115,070
                                                                                                           --------------
TOTAL RIGHTS/WARRANTS........................................................................                     123,722
                                                                                                           --------------

                                                                                                SHARES/
                                                                                                 FACE
                                                                                                AMOUNT        VALUE+
                                                                                              ------------ --------------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S) @DFA Short Term Investment Fund..........................................................  176,000,000    176,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralized by
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $86,800) to
     berepurchased at $85,099................................................................ $         85         85,098
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL..........................................................                 176,085,098
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,922,647,272)......................................................................              $1,879,807,301
                                                                                                           ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   SHARES    VALUE++
                                                                  --------- ----------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
   *AAT Corp., Ltd...............................................     9,992 $       --
  #*ABM Resources NL............................................. 4,447,721    211,330
   *Acacia Coal, Ltd.............................................   817,827     30,490
   *Acer Energy, Ltd.............................................   229,729     47,633
   *Acrux, Ltd...................................................   703,625  2,921,334
    Adelaide Brighton, Ltd....................................... 1,932,792  6,107,300
    Aditya Birla Minerals, Ltd...................................   878,000    594,268
   *ADX Energy, Ltd..............................................    95,000      8,034
   *AED Oil, Ltd.................................................   363,401         --
   #*Ainsworth Game Technology, Ltd. (6427829)...................   326,556    609,646
   *Ainsworth Game Technology, Ltd. (64278RR)....................    35,204     65,659
   *AJ Lucas Group, Ltd..........................................   317,969    357,812
  #*Alchemia, Ltd................................................   724,903    389,469
   #Alesco Corp., Ltd............................................   457,971    663,714
  #*Alkane Resources, Ltd. (6014027)............................. 1,175,219  1,636,238
   *Alkane Resources, Ltd. (60140RR).............................    49,642     69,828
   *Alliance Resources, Ltd......................................   444,483    162,676
   *Altona Mining, Ltd........................................... 1,108,169    325,273
   *Amadeus Energy, Ltd..........................................   819,137    191,654
    Amalgamated Holdings, Ltd....................................   462,896  3,112,080
    Amcom Telecommunications, Ltd................................   555,333    641,086
   *Ampella Mining, Ltd..........................................   225,174    248,356
    Ansell, Ltd..................................................   503,479  7,751,084
  #*Antares Energy, Ltd..........................................   937,175    446,112
    AP Eagers, Ltd...............................................    44,147    666,057
   *Apex Minerals NL.............................................    34,580      6,125
   #APN News & Media, Ltd........................................ 2,052,543  1,792,249
   *Aquarius Platinum, Ltd....................................... 1,550,854  3,451,658
  #*Arafura Resources, Ltd....................................... 1,093,749    300,541
    ARB Corp., Ltd...............................................   347,600  3,447,742
    Ariadne Australia, Ltd.......................................   267,324    102,425
   #Aristocrat Leisure, Ltd...................................... 2,580,305  8,304,319
   #ASG Group, Ltd...............................................   426,765    391,942
   *Aspire Mining, Ltd...........................................   902,429    263,870
   *Astron, Ltd..................................................    17,340     50,441
  #*Atlantic, Ltd................................................   238,482    163,272
  #*Aurora Oil & Gas, Ltd........................................ 1,265,748  5,419,405
    Ausdrill, Ltd................................................ 1,466,628  6,215,427
    Ausenco, Ltd.................................................   297,480  1,374,433
   *Ausgold, Ltd.................................................    52,096     51,375
    Austal, Ltd..................................................   581,980  1,189,002
   *Austbrokers Holdings, Ltd....................................    95,623    638,464
    Austin Engineering, Ltd......................................   186,247    969,886
   *Austpac Resources NL......................................... 2,524,951    100,186
   *Australian Agricultural Co., Ltd.............................   923,263  1,231,453
    Australian Infrastructure Fund NL............................ 3,606,473  8,340,064
    Australian Pharmaceutical Industries, Ltd.................... 5,452,401  2,237,351
    Australian Worldwide Exploration, Ltd........................ 2,111,897  3,810,145
    Automotive Holdings Group NL.................................   586,489  1,529,500
   *Avanco Resources, Ltd........................................ 2,010,636    184,855
   *Avita Medical, Ltd...........................................     4,330        899
   #AVJennings, Ltd.............................................. 5,185,036  1,976,192
   *Azimuth Resources, Ltd.......................................   398,859    270,780
   *Azumah Resources, Ltd........................................   737,953    191,681
   *Ballarat South Gold, Ltd.....................................     1,996         --
   *Bandanna Energy, Ltd.........................................   622,869    440,941
   #Bank of Queensland, Ltd......................................   860,925  6,650,240
   *Bannerman Resources, Ltd.....................................   332,217     66,880

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- -----------
AUSTRALIA -- (Continued)
   *BC Iron, Ltd.................................................    256,150 $   756,216
    Beach Energy, Ltd............................................  5,460,246   7,912,277
   *Beadell Resources, Ltd.......................................  1,500,515   1,079,220
  #*Berkeley Resources, Ltd......................................    434,006     169,695
    Beyond International, Ltd....................................     61,256      41,487
   #Billabong International, Ltd.................................    861,944   2,351,451
  #*Bionomics, Ltd...............................................    357,292     151,826
  #*Biota Holdings, Ltd..........................................  1,027,571     905,305
   *Bisalloy Steel Group, Ltd....................................     93,800     148,496
   #Blackmores, Ltd..............................................     76,842   2,121,500
   *Blackthorn Resources, Ltd....................................     78,683     122,276
   *BlueScope Steel, Ltd......................................... 13,446,558   5,484,911
    Boart Longyear, Ltd..........................................  2,638,658  11,371,201
   *Boom Logistics, Ltd..........................................    720,525     201,816
   *Boulder Steel, Ltd...........................................  1,667,795      61,973
    Bradken, Ltd.................................................  1,022,589   7,850,379
    Breville Group, Ltd..........................................    598,466   2,743,269
    Brickworks, Ltd..............................................    132,797   1,439,029
    BSA, Ltd.....................................................    666,656     173,147
    BT Investment Management, Ltd................................    193,869     413,452
   *Buccaneer Energy, Ltd........................................  3,021,725     171,786
   *Buru Energy, Ltd.............................................    423,025   1,233,265
    Cabcharge Australia, Ltd.....................................    560,843   3,726,995
   *Calliden Group, Ltd..........................................    633,393      98,683
    Campbell Brothers, Ltd.......................................     26,731   1,896,779
  #*Cape Lambert Resources, Ltd..................................    373,413     192,585
   *Cape Range Wireless, Ltd.....................................      7,260          --
  #*Capral, Ltd..................................................     58,499      10,589
    Cardno, Ltd..................................................    440,859   3,207,030
  #*Carnarvon Petroleum, Ltd.....................................  3,885,525     461,742
   *Carnegie Wave Energy, Ltd....................................  1,008,948      45,205
    carsales.com, Ltd............................................  1,220,399   7,275,224
   #Cash Converters International, Ltd...........................  1,180,931     718,398
   *CDS Technologies, Ltd........................................     13,276          --
   #Cedar Woods Properties, Ltd..................................    132,050     505,699
   *Centaurus Metals, Ltd........................................    143,557      94,970
   *Central Petroleum, Ltd.......................................  1,759,865     177,868
   *Centrebet International, Ltd. Claim Units....................     81,336          --
   *Centrex Metals, Ltd..........................................     51,889      15,178
   *Ceramic Fuel Cells, Ltd......................................  4,248,715     428,282
  #*Cerro Resources NL...........................................  1,961,035     186,662
  #*CGA Mining, Ltd..............................................     10,124      22,657
   *Chalice Gold Mines, Ltd......................................    320,684      78,271
    Challenger, Ltd..............................................    198,545     818,504
    Chandler Macleod Group, Ltd..................................    338,118     143,575
   *Chemeq, Ltd..................................................    166,742          --
   *ChemGenex Pharmaceuticals, Ltd...............................    115,291       3,003
   *Chesser Resources, Ltd.......................................    156,921      80,488
  #*Citigold Corp., Ltd..........................................  3,765,806     261,818
   #Clarius Group, Ltd...........................................  1,126,662     491,525
  #*Clinuvel Pharmaceuticals, Ltd................................    118,435     222,428
   #Clough, Ltd..................................................  1,527,345   1,283,941
    Clover Corp., Ltd............................................    269,348     102,515
   *CO2 Group, Ltd...............................................    844,559     144,734
  #*Coal of Africa, Ltd..........................................    668,800     587,873
  #*Coalspur Mines, Ltd..........................................  1,239,823   2,143,875
   *Cobar Consolidated Resources, Ltd............................    112,626      79,300
   *Cockatoo Coal, Ltd...........................................  3,318,970     929,600
    Codan, Ltd...................................................    156,399     236,204
   *Coffey International, Ltd....................................  1,048,636     487,428
    Collection House, Ltd........................................  1,848,079   1,611,059

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
AUSTRALIA -- (Continued)
   *Comet Ridge, Ltd.............................................     65,567 $    7,895
   #Consolidated Media Holdings, Ltd.............................  1,276,820  4,377,157
   *Continental Coal, Ltd........................................  1,151,645    232,116
   *Cooper Energy, Ltd...........................................    336,842    200,549
    Coventry Group, Ltd..........................................    144,778    430,682
    Credit Corp. Group, Ltd......................................    110,382    687,661
   *Crusader Resources, Ltd......................................    155,861    137,104
    CSG, Ltd.....................................................    674,612    475,439
    CSR, Ltd.....................................................  2,491,176  4,505,200
    CTI Logistics, Ltd...........................................      6,000     10,659
  #*Cudeco, Ltd..................................................    399,317  1,412,642
  #*Cue Energy Resources, Ltd....................................  1,317,953    368,525
   #Customers, Ltd...............................................    494,648    631,653
   #Data#3, Ltd..................................................    298,208    346,580
   #David Jones, Ltd.............................................  3,152,271  8,116,562
    Decmil Group, Ltd............................................    590,876  1,819,342
   *Deep Yellow, Ltd.............................................    850,894     78,344
   #Devine, Ltd..................................................    497,498    344,867
  #*Discovery Metals, Ltd........................................  1,249,162  2,246,009
    Domino's Pizza Enterprises, Ltd..............................     14,892    152,472
   *Downer EDI, Ltd..............................................  1,857,964  6,935,942
   *Dragon Mining, Ltd...........................................    170,143    165,452
  #*Drillsearch Energy, Ltd......................................  1,436,486  2,098,112
    DUET Group...................................................  4,637,733  8,903,588
    DuluxGroup, Ltd..............................................  2,167,142  6,963,319
    DWS, Ltd.....................................................    269,937    422,719
   *Dyesol, Ltd..................................................    383,671     69,690
  #*Elders, Ltd..................................................  1,419,921    352,784
   *Elemental Minerals, Ltd......................................    388,188    398,585
   *Ellect Holdings, Ltd.........................................        482         --
    Emeco Holdings, Ltd..........................................  2,172,998  2,341,208
   *Empire Oil & Gas NL..........................................    150,000      2,805
  #*Energy Resources of Australia, Ltd...........................    638,803  1,063,016
  #*Energy World Corp., Ltd......................................  4,025,738  2,414,858
   *Engenco, Ltd.................................................     22,880     20,468
   *Entek Energy, Ltd............................................    590,510     92,062
   #Envestra, Ltd................................................  5,386,882  4,401,646
  #*Equatorial Resources, Ltd....................................    176,571    498,728
   *Eureka Energy, Ltd...........................................    294,134    145,453
   #Euroz, Ltd...................................................     77,320    106,924
   *Evolution Mining, Ltd........................................  1,644,550  2,992,852
   #Exco Resources, Ltd..........................................    429,909     78,400
  #*Fairfax Media, Ltd...........................................  1,969,071  1,405,141
   #Fantastic Holdings, Ltd......................................    355,613    926,260
  #*FAR, Ltd.....................................................  7,712,878    349,660
    Finbar Group, Ltd............................................     58,051     57,420
   *Finders Resources, Ltd.......................................      7,442      2,708
   #FKP Property Group, Ltd......................................  3,169,733  1,665,260
   #Fleetwood Corp., Ltd.........................................    304,802  4,142,569
    FlexiGroup, Ltd..............................................    597,372  1,409,133
   #Flight Centre, Ltd...........................................    192,954  4,221,460
   *Flinders Mines, Ltd..........................................  6,909,293  1,465,756
   *Focus Minerals, Ltd.......................................... 19,167,915    937,152
   *Forest Enterprises Australia, Ltd............................  2,849,173         --
    Forge Group, Ltd.............................................    252,731  1,642,233
   *Forte Energy NL..............................................  1,036,232     48,161
    G8 Education, Ltd............................................     69,051     68,312
   *Galaxy Resources, Ltd........................................    760,450    535,445
    Gazal Corp., Ltd.............................................    104,542    189,534
  #*Geodynamics, Ltd.............................................  1,015,653    152,406
  #*Gindalbie Metals, Ltd........................................  2,600,255  1,573,711

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   SHARES    VALUE++
                                                                  --------- ----------
AUSTRALIA -- (Continued).........................................
   *Global Construction Services, Ltd............................     1,832 $    2,813
   *Gloucester Coal, Ltd.........................................   232,730  1,897,252
   *Gold Road Resources, Ltd.....................................   141,504     32,172
  #*Golden Rim Resources, Ltd....................................   722,577    115,352
    Goodman Fielder, Ltd......................................... 8,296,037  5,673,840
    GrainCorp, Ltd...............................................   759,612  7,272,752
    Grange Resources, Ltd........................................ 1,245,669    769,300
  #*Great Southern, Ltd.......................................... 9,302,784         --
   *Greenland Minerals & Energy, Ltd.............................   711,078    375,484
   *Gryphon Minerals, Ltd........................................ 1,646,536  1,618,052
   #GUD Holdings, Ltd............................................   450,925  3,967,153
   *Gujarat NRE Coking Coal, Ltd.................................   119,865     22,373
  #*Gunns, Ltd................................................... 2,872,620    478,900
   #GWA Group, Ltd............................................... 1,206,755  2,463,683
   *Hastie Group, Ltd............................................    81,042     13,511
  #*Havilah Resources NL.........................................   258,836    207,155
    HFA Holdings, Ltd............................................   235,865    194,341
    HGL, Ltd.....................................................   102,586    100,798
  #*Highlands Pacific, Ltd....................................... 2,651,500    451,792
  #*Hillgrove Resources, Ltd.....................................   909,242    248,389
   #Hills Holdings, Ltd..........................................   994,619  1,137,462
  #*Horizon Oil, Ltd............................................. 4,402,775  1,497,540
   *Hutchison Telecommunications Australia, Ltd.................. 5,942,308    269,026
  #*Icon Energy, Ltd............................................. 1,612,695    433,930
   *IDM International, Ltd.......................................    23,969      2,997
   #iiNet, Ltd...................................................   662,433  2,170,283
    Imdex, Ltd................................................... 1,061,080  2,760,869
   #IMF Australia, Ltd...........................................   314,016    470,353
   *IMX Resources, Ltd...........................................   594,082    185,358
   #Independence Group NL........................................ 1,024,848  4,610,704
   *Indo Mines, Ltd..............................................    81,968     20,066
   *Indophil Resources NL........................................ 3,118,946  1,301,051
    Industrea, Ltd............................................... 1,478,422  1,503,352
   *Infigen Energy, Ltd.......................................... 1,675,301    426,159
    Infomedia, Ltd............................................... 1,458,074    318,192
   *Integra Mining, Ltd.......................................... 3,443,253  1,847,310
    Integrated Research, Ltd.....................................   261,513    179,879
  #*Intrepid Mines, Ltd.......................................... 1,794,707  1,593,071
   #Invocare, Ltd................................................   633,106  5,527,566
    IOOF Holdings, Ltd........................................... 1,074,600  6,934,601
    Iress Market Technology, Ltd.................................   603,773  4,221,000
   *Iron Ore Holdings, Ltd.......................................   336,216    465,231
   *Ivanhoe Australia, Ltd.......................................   396,947    514,709
   #JB Hi-Fi, Ltd................................................   582,072  5,840,368
   *Jupiter Mines, Ltd...........................................   465,443    103,200
   #K&S Corp., Ltd...............................................   220,226    289,267
  #*Kagara, Ltd.................................................. 1,945,393    243,240
   *Kangaroo Resources, Ltd...................................... 2,874,627    360,449
   *Karoon Gas Australia, Ltd....................................   667,086  4,436,232
   *Kasbah Resources, Ltd........................................   478,599    137,847
   *KBL Mining, Ltd..............................................   204,110     33,911
   #Kingsgate Consolidated, Ltd..................................   770,040  4,940,592
   *Kingsrose Mining, Ltd........................................   676,838    828,472
   *Lednium, Ltd.................................................   195,019     16,256
   *Linc Energy, Ltd............................................. 1,497,847  1,728,220
   *Liquefied Natural Gas, Ltd...................................   595,144    281,051
    Little World Beverages, Ltd..................................       502      1,939
    Lycopodium, Ltd..............................................    56,126    419,724
   *M2 Telecommunications Group, Ltd.............................   439,730  1,426,696
    MacMahon Holdings, Ltd....................................... 3,174,294  2,298,346
  #*Macmin Silver, Ltd........................................... 4,043,277    251,054

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
AUSTRALIA -- (Continued)..............................................
   *Macquarie Atlas Roads Group NL.................................... 1,284,945 $2,203,262
    Macquarie Telecom Group, Ltd......................................    35,019    344,032
   *Manhattan Corp., Ltd..............................................     7,972      1,516
  #*Marengo Mining, Ltd............................................... 1,428,204    317,230
    Matrix Composites & Engineering, Ltd..............................   154,901    492,257
    MaxiTRANS Industries, Ltd.........................................   942,578    500,341
   *Mayne Pharma Group, Ltd...........................................   205,191     61,727
    McGuigan Simeon Wines, Ltd........................................ 2,437,348    875,134
    McMillan Shakespeare, Ltd.........................................   235,687  2,692,436
    McPherson's, Ltd..................................................   303,441    611,509
   #Medusa Mining, Ltd................................................   844,923  5,021,889
    Melbourne IT, Ltd.................................................   440,506    854,591
  #*MEO Australia, Ltd................................................   681,039    208,123
   #Mermaid Marine Australia, Ltd..................................... 1,078,616  3,588,973
   *Mesoblast, Ltd....................................................   169,618  1,324,088
   *Metals X, Ltd.....................................................   173,131     37,783
   *Metgasco, Ltd.....................................................   667,052    227,319
   *Metminco, Ltd..................................................... 1,879,249    348,166
   *MetroCoal, Ltd....................................................    68,725     28,205
   *MHM Metals, Ltd...................................................   287,217    176,656
   *Miclyn Express Offshore, Ltd......................................   621,973  1,341,126
    Mincor Resources NL...............................................   990,706    716,339
   *Minemakers, Ltd...................................................   113,803     26,539
  #*Mineral Deposits, Ltd.............................................   297,974  1,853,941
    Mineral Resources, Ltd............................................   377,669  4,665,498
   *Mirabela Nickel, Ltd.............................................. 1,667,561    842,064
  #*Molopo Energy, Ltd................................................ 1,186,993    839,178
   *Moly Mines, Ltd...................................................    25,253      5,244
   #Monadelphous Group, Ltd...........................................   319,624  7,689,311
   *Morning Star Gold NL..............................................   332,749     62,091
    Mortgage Choice, Ltd..............................................   631,109    880,375
   #Mount Gibson Iron, Ltd............................................ 3,038,008  3,469,846
  #*Murchison Metals, Ltd............................................. 1,229,022    596,719
    Myer Holdings, Ltd................................................ 3,564,925  8,690,705
    MyState, Ltd......................................................    32,956    108,132
   *Nanosonics, Ltd...................................................   259,364    137,010
    National Can Industries, Ltd......................................    97,017    182,967
   *Navigator Resources, Ltd.......................................... 1,876,284     17,423
    Navitas, Ltd...................................................... 1,189,617  4,865,080
   *New Guinea Energy, Ltd............................................   359,345     22,964
   *NewSat, Ltd.......................................................   331,398    249,880
   *Nexbis, Ltd.......................................................   580,630     54,038
  #*Nexus Energy, Ltd................................................. 4,998,176  1,078,012
    NIB Holdings, Ltd.................................................   702,774  1,198,231
  #*Nido Petroleum, Ltd............................................... 6,093,154    293,710
   *Noble Mineral Resources, Ltd......................................   859,168    255,346
    Norfolk Group, Ltd................................................   350,048    455,296
   *North Australian Diamonds, Ltd....................................    16,663      4,047
   *Northern Iron, Ltd................................................   569,866    603,017
   *Northern Star Resources, Ltd...................................... 1,209,501  1,094,987
   *Norton Gold Fields, Ltd...........................................   561,526    134,403
    NRW Holdings, Ltd................................................. 1,174,775  4,959,746
  #*NuCoal Resources, Ltd.............................................   429,538    129,278
    Nufarm, Ltd.......................................................   815,709  4,151,690
   #Oakton, Ltd.......................................................   378,695    511,496
  #*Oilex, Ltd........................................................   247,428     71,004
    OneSteel, Ltd..................................................... 5,711,238  7,652,068
   *OPUS Group, Ltd...................................................    75,860     59,282
   *Orocobre, Ltd.....................................................   257,530    399,243
   #OrotonGroup, Ltd..................................................    89,607    789,774
   *Otto Energy, Ltd.................................................. 1,936,175    220,793

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                       --------- ----------
AUSTRALIA -- (Continued)
    Pacific Brands, Ltd............................................... 4,412,120 $2,814,709
   *Pacific Niugini, Ltd..............................................   200,616     77,683
  #*Paladin Energy, Ltd............................................... 4,096,983  6,714,584
   *Pan Pacific Petroleum NL.......................................... 1,094,343    176,182
  #*PanAust, Ltd......................................................   327,294  1,097,022
  #*Pancontinental Oil & Gas NL....................................... 1,057,588    189,567
   #Panoramic Resources, Ltd..........................................   971,509  1,088,151
   *PaperlinX, Ltd.................................................... 2,771,649    284,967
   *Papillon Resources, Ltd...........................................    32,010     39,219
    Patties Foods, Ltd................................................    36,136     64,707
   *Peak Resources, Ltd...............................................   288,357     94,753
    Peet, Ltd......................................................... 1,096,798    963,533
  #*Peninsula Energy, Ltd............................................. 5,178,834    283,779
  #*Perilya, Ltd...................................................... 1,482,070    596,145
   #Perpetual Trustees Australia, Ltd.................................   226,579  5,977,171
   *Perseus Mining, Ltd............................................... 1,605,654  4,309,179
  #*Pharmaxis, Ltd.................................................... 1,018,699  1,401,663
   *Phosphagenics, Ltd................................................ 1,539,406    343,699
   *Photon Group, Ltd.................................................   371,433     18,569
   *Plantcorp NL......................................................     4,329         --
  #*Platinum Australia, Ltd........................................... 1,376,715    175,880
   *Pluton Resources, Ltd.............................................   538,056    143,385
    PMP, Ltd.......................................................... 2,395,607  1,310,604
   *Poseidon Nickel, Ltd..............................................   435,935     52,061
   #Premier Investments, Ltd..........................................   276,360  1,539,151
  #*Prima Biomed, Ltd................................................. 2,338,194    519,494
    Primary Health Care, Ltd.......................................... 1,960,174  5,757,029
    Prime Media Group, Ltd............................................ 1,777,139  1,279,351
    PrimeAg, Ltd......................................................   207,339    238,063
    Programmed Maintenance Service, Ltd...............................   549,269  1,461,681
   *QRxPharma, Ltd....................................................   173,072    325,954
   *Quickstep Holdings, Ltd...........................................   462,355     81,807
   *Ramelius Resources, Ltd........................................... 1,512,836  1,205,630
  #*Range Resources, Ltd.............................................. 1,362,917    217,196
    RCR Tomlinson, Ltd................................................ 1,056,974  2,180,241
   #REA Group, Ltd....................................................   216,612  3,146,977
    Reckon, Ltd.......................................................   268,501    631,621
   *Red 5, Ltd........................................................     9,022     16,824
   *Red Fork Energy, Ltd..............................................   889,585  1,001,369
   #Redflex Holdings, Ltd.............................................   377,855    790,501
    Reece Australia, Ltd..............................................   238,457  4,602,136
  #*Reed Resources, Ltd...............................................   698,001    148,584
   *Regis Resources, Ltd.............................................. 1,267,766  5,545,463
    Reject Shop, Ltd. (The)...........................................   122,036  1,505,823
   *Resolute Mining, Ltd.............................................. 3,133,646  5,456,493
  #*Resource & Investment NL..........................................   353,896    122,075
   *Resource Equipment, Ltd...........................................   118,411     56,082
   *Resource Generation, Ltd..........................................   338,381    136,884
    Retail Food Group, Ltd............................................    68,237    192,846
   *Rex Minerals, Ltd.................................................   437,668    487,115
   *Rialto Energy, Ltd................................................ 1,967,580    784,931
   #Ridley Corp., Ltd................................................. 1,283,068  1,617,537
   *RiverCity Motorway Group, Ltd..................................... 1,563,354         --
   *Robust Resources, Ltd.............................................   136,513    171,937
  #*Roc Oil Co., Ltd.................................................. 6,490,268  2,685,164
    Runge, Ltd........................................................    30,702     12,442
   #Ruralco Holdings, Ltd.............................................    88,146    299,086
   #SAI Global, Ltd................................................... 1,180,630  6,439,134
  #*Salinas Energy, Ltd............................................... 1,689,324    729,366
   #Salmat, Ltd.......................................................   664,807  1,532,524
  #*Sam102son Oil & Gas, Ltd.......................................... 6,917,392    682,601

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
AUSTRALIA -- (Continued)
  #*Sandfire Resources NL........................................   394,850 $ 3,160,707
  #*Saracen Mineral Holdings, Ltd................................ 2,559,112   1,532,414
    Schaffer Corp., Ltd..........................................    33,766     130,006
    Sedgman, Ltd.................................................   416,594     927,331
    Seek, Ltd....................................................   666,916   4,932,239
   #Select Harvests, Ltd.........................................   302,151     446,472
  #*Senex Energy, Ltd............................................ 2,825,689   3,325,564
    Servcorp, Ltd................................................   301,327     925,165
    Service Stream, Ltd.......................................... 1,432,710     596,819
    Seven Group Holdings, Ltd....................................   179,810   1,885,293
   #Sigma Pharmaceuticals, Ltd................................... 4,898,960   3,372,144
  #*Sihayo Gold, Ltd.............................................   603,971     106,787
  #*Silex System, Ltd............................................   545,788   2,090,800
   *Silver Lake Resources, Ltd................................... 1,125,179   3,755,530
   *Sipa Resources International NL..............................   706,804      76,940
   #Sirtex Medical, Ltd..........................................   218,046   1,460,627
   #Skilled Group, Ltd...........................................   492,016   1,248,635
    Slater & Gordon, Ltd.........................................    24,701      43,772
   #SMS Management & Technology, Ltd.............................   426,904   2,685,307
   *Southern Cross Electrical Engineering, Ltd...................    16,785      23,262
    Southern Cross Media Group, Ltd.............................. 2,546,520   3,538,051
   #SP Telemedia, Ltd............................................ 1,569,063   2,953,157
    Spark Infrastructure Group, Ltd.............................. 5,543,872   8,360,511
  #*Specialty Fashion Group, Ltd.................................   809,557     374,557
    Spotless Group, Ltd.......................................... 1,215,571   3,242,401
   *St. Barbara, Ltd............................................. 1,946,083   4,612,536
   *Starpharma Holdings, Ltd.....................................   900,411   1,734,138
   *Straits Resources, Ltd.......................................   878,069     710,778
   *Strike Energy, Ltd. (B01NQF4)................................   689,825     142,375
   *Strike Energy, Ltd. (B6YVTV4)................................    50,106      10,442
    Structural Systems, Ltd......................................   138,772     113,763
    STW Communications Group, Ltd................................ 1,071,176   1,026,072
   *Sundance Energy Australia, Ltd...............................   971,273     789,310
  #*Sundance Resources, Ltd...................................... 8,756,539   4,266,748
   *Sunland Group, Ltd...........................................   741,191     590,380
    Super Retail Group, Ltd...................................... 1,291,876  10,391,522
    Swick Mining Services, Ltd...................................    87,194      30,525
    Symex Holdings, Ltd..........................................   513,662      63,833
  #*Talent2 International, Ltd...................................   472,312     188,552
   *Talisman Mining, Ltd.........................................   217,981     114,765
  #*Tanami Gold NL...............................................   556,591     491,857
   *Tap Oil, Ltd................................................. 1,450,696   1,200,438
   #Tassal Group, Ltd............................................   626,912     964,873
   #Technology One, Ltd.......................................... 1,322,653   1,687,920
   #Ten Network Holdings, Ltd.................................... 3,771,307   3,164,473
   *Terramin Australia, Ltd......................................   155,209      25,664
   *Texon Petroleum, Ltd.........................................   839,778     517,571
    TFS Corp., Ltd............................................... 1,393,854     730,930
   #Thakral Holdings Group, Ltd.................................. 2,559,697   2,000,306
    ThinkSmart, Ltd..............................................   175,934      55,023
    Thorn Group, Ltd.............................................   370,228     566,091
   *Thundelarra Exploration, Ltd.................................   260,965      28,383
  #*Tiger Resources, Ltd......................................... 1,751,101     611,861
   *Tissue Therapies, Ltd........................................     6,506       3,137
   *TNG, Ltd.....................................................    37,408       3,113
   *Toro Energy, Ltd.............................................    70,156       5,607
    Tox Free Solutions, Ltd......................................   453,843   1,189,659
   #Transfield Services, Ltd..................................... 2,133,558   5,031,607
   *Transpacific Industries Group, Ltd........................... 4,533,180   3,969,027
   #Troy Resources, Ltd..........................................   406,854   1,880,003
    Trust Co., Ltd. (The)........................................    85,563     467,974

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                            ---------- ------------
AUSTRALIA -- (Continued)
    UGL, Ltd...............................................     59,049 $    800,348
   *Unity Mining, Ltd......................................    524,642       81,807
   #UXC, Ltd...............................................  1,169,545      672,052
   *VDM Group, Ltd.........................................  1,403,945      105,936
   *Venture Minerals, Ltd..................................    450,858      177,294
   *Venturex Resources, Ltd................................     42,171        2,699
    Village Roadshow, Ltd..................................    855,994    2,886,004
   *Virgin Australia Holdings, Ltd. (B43DQC7)..............  7,648,897    3,169,645
   *Virgin Australia Holdings, Ltd. (B7L5734)..............  7,648,897       39,849
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd...      1,203        4,865
   #Watpac, Ltd............................................    711,698      679,796
    WDS, Ltd...............................................    375,342      233,769
   *Webfirm Group, Ltd.....................................    124,813        7,531
   #Webjet, Ltd............................................    356,064    1,307,761
    Webster, Ltd...........................................    144,737       80,268
   #Western Areas NL.......................................    765,031    3,987,585
   *Western Desert Resouurces, Ltd.........................    217,177      211,382
   *Westgold Resources, Ltd................................     59,310       11,086
  #*White Energy Co., Ltd..................................    643,913      277,764
   WHK Group, Ltd..........................................  1,202,433    1,116,421
   #Wide Bay Australia, Ltd................................     84,697      580,652
   *Willmott Forests, Ltd..................................     17,224           --
  #*Windimurra Vanadium, Ltd...............................    537,429           --
    Wotif.com Holdings, Ltd................................    588,604    2,694,242
   *YTC Resources, Ltd.....................................    104,200       42,460
                                                                       ------------
TOTAL AUSTRALIA............................................             622,729,032
                                                                       ------------
CANADA -- (0.1%)...........................................
   *Endeavour Mining Corp..................................    353,233      743,462
                                                                       ------------
CHINA -- (0.0%)............................................
   *Changjiang Fertilizer Holdings, Ltd....................        515           74
   *China CBM Group, Ltd...................................  6,930,301       81,745
  #*China Public Procurement, Ltd..........................  5,230,000           --
   *Skyfame Realty Holdings, Ltd...........................  1,975,750      190,743
                                                                       ------------
TOTAL CHINA................................................                 272,562
                                                                       ------------
HONG KONG -- (13.7%).......................................
    Aeon Credit Service (Asia) Co., Ltd....................    580,000      482,235
    Aeon Stores Hong Kong Co., Ltd.........................    234,000      662,452
    Alco Holdings, Ltd.....................................  1,426,000      502,715
    Allan International Holdings, Ltd......................    720,000      192,688
    Allied Group, Ltd......................................    683,200    1,561,651
   *Allied Overseas, Ltd...................................     50,000       27,546
    Allied Properties, Ltd................................. 12,297,857    1,611,904
   *Apac Resources, Ltd.................................... 12,720,000      538,724
   *Apollo Solar Energy Technology Holdings, Ltd........... 14,172,000      390,313
    APT Satellite Holdings, Ltd............................  1,275,000      374,190
   *Artel Solutions Group Holdings, Ltd....................  7,885,000      101,793
   *Artini China Co., Ltd..................................  2,481,000       50,889
    Arts Optical International Holdings, Ltd...............    730,000      236,990
    Asia Financial Holdings, Ltd...........................  2,474,908      903,542
    Asia Satellite Telecommunications Holdings, Ltd........    962,000    2,740,918
    Asia Standard Hotel Group, Ltd......................... 11,797,218    1,063,946
    Asia Standard International Group, Ltd................. 13,333,185    2,165,318
    Associated International Hotels, Ltd...................    980,000    2,082,429
    Aupu Group Holding Co., Ltd............................  2,504,000      215,596
    Automated Systems Holdings, Ltd........................    394,000       56,734
    Bauhaus International Holdings, Ltd....................    662,000      172,051
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd........  1,464,000       14,847
   *Bel Global Resources Holdings, Ltd.....................  2,576,000       47,146

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CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
HONG KONG -- (Continued)
   *Bio-Dynamic Group, Ltd.......................................  2,544,000 $  209,795
   *Birmingham International Holdings, Ltd.......................  6,502,000    127,381
    Bonjour Holdings, Ltd........................................  4,964,000    752,232
    Bossini International Holdings, Ltd..........................  3,871,500    268,482
  #*Burwill Holdings, Ltd........................................  8,888,960    152,216
    Cafe de Coral Holdings, Ltd..................................    900,000  2,465,502
   *Capital Estate, Ltd..........................................  5,151,000    152,205
   *Carico Holdings, Ltd......................................... 23,100,000  1,231,807
    Century City International Holdings, Ltd.....................  6,419,460    453,360
   *Century Sunshine Group Holdings, Ltd.........................  3,655,000    117,864
    Champion Technology Holdings, Ltd............................ 14,881,730    195,384
    Chen Hsong Holdings, Ltd.....................................    898,000    300,030
    Cheuk Nang Holdings, Ltd.....................................    386,457    155,372
    Chevalier International Holdings, Ltd........................    737,482    777,514
   *China Best Group Holding, Ltd................................  3,721,400     51,226
   *China Billion Resources, Ltd.................................  4,876,000         --
   *China Boon Holdings, Ltd.....................................  6,200,000     70,871
   *China Daye Non-Ferrous Metals Mining, Ltd....................  3,439,837    181,148
   *China Digicontent Co., Ltd...................................  2,710,000      3,493
   *China Digital Licensing Group, Ltd...........................  1,000,000     29,494
   *China Electronics Corp. Holdings Co., Ltd....................  2,888,250    234,540
   *China Energy Development Holdings, Ltd....................... 21,966,000    261,229
   *China Environmental Investment Holdings, Ltd.................  7,470,000    235,450
   *China Financial Services Holdings, Ltd.......................    954,000     58,546
   *China Flavors & Fragrances Co., Ltd..........................    144,924     25,136
   *China Gamma Group, Ltd.......................................  7,500,000    146,960
   *China Infrastructure Investment, Ltd.........................  8,680,000    272,842
   *China Investments Holdings, Ltd..............................    149,000      3,490
  #*China Mandarin Holdings, Ltd.................................  5,012,400     42,014
    China Metal International Holdings, Ltd......................  2,582,000    447,839
   *China Motion Telecom International, Ltd......................  5,080,000     71,765
    China Motor Bus Co., Ltd.....................................     50,000    389,763
   *China Nuclear Industry 23 International Corp., Ltd...........  1,024,000    282,397
   *China Ocean Shipbuilding Industry Group, Ltd.................  2,582,000     23,200
   *China Oriental Culture Group, Ltd............................  3,600,000    132,001
   *China Pipe Group, Ltd........................................    100,000        360
   *China Renji Medical Group, Ltd............................... 12,784,000         --
   *China Resources & Transportation Group, Ltd.................. 32,400,000  1,333,897
  #*China Solar Energy Holdings, Ltd............................. 37,990,000    190,377
   *China Strategic Holdings, Ltd................................ 12,585,000    234,504
    China Ting Group Holdings, Ltd...............................  2,443,151    172,686
   *China Tycoon Beverage Holdings, Ltd..........................  2,732,000     29,930
   *China WindPower Group, Ltd................................... 14,630,000    608,167
   *China Yunnan Tin Minerals Group Co., Ltd.....................    471,400     19,395
    China-Hongkong Photo Products Holdings, Ltd..................  2,123,000    144,649
    Chinney Investments, Ltd.....................................  1,144,000    138,453
   #Chong Hing Bank, Ltd.........................................    878,000  1,588,803
    Chu Kong Shipping Development Co., Ltd.......................  2,188,000    348,311
    Chuang's China Investments, Ltd..............................  3,388,000    181,421
    Chuang's Consortium International, Ltd.......................  3,569,965    366,957
   *Chun Wo Development Holdings, Ltd............................  2,002,926    110,704
    Citic Telecom International Holdings, Ltd....................  4,443,000    923,573
   #City Telecom, Ltd............................................  1,590,751    940,540
    CK Life Sciences International Holdings, Inc................. 12,664,000    725,090
   *Climax International Co., Ltd................................      3,489         53
    CNT Group, Ltd...............................................  8,315,264    408,213
    COL Capital, Ltd.............................................  2,725,840    357,356
    Computer & Technologies Holdings, Ltd........................    432,000     96,729
   *Continental Holdings, Ltd....................................  5,148,250     65,025
    Cosmos Machinery Enterprises, Ltd............................  1,616,400    102,520
   *CP Lotus Corp., Ltd.......................................... 11,420,000    374,730

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
HONG KONG -- (Continued)
    Cross-Harbour Holdings, Ltd. (The)...........................    659,520 $  536,329
    CSI Properties, Ltd.......................................... 10,476,383    425,734
   *CST Mining Group, Ltd........................................ 71,688,000  1,113,400
   *Culture Landmark Investment, Ltd............................. 10,196,000    104,067
   *Culturecom Holdings, Ltd.....................................  1,260,000    215,979
    Dah Sing Banking Group, Ltd..................................  1,071,840  1,107,694
    Dah Sing Financial Holdings, Ltd.............................    600,950  2,146,961
   *Dan Form Holdings Co., Ltd...................................  3,261,260    443,808
   *Dejin Resources Group Co., Ltd............................... 23,892,000    100,802
    Dickson Concepts International, Ltd..........................    953,500    527,139
    Dingyi Group Investment, Ltd.................................  5,497,500    145,266
   *Doxen Energy Group, Ltd......................................    542,796     91,648
    DVN Holdings, Ltd............................................  2,183,000     77,195
    Dynamic Holdings, Ltd........................................    374,000     61,553
    Eagle Nice International Holdings, Ltd.......................  1,078,000    240,369
    EcoGreen Fine Chemicals Group, Ltd...........................  1,112,000    210,782
   *EganaGoldpfeil Holdings, Ltd.................................  4,121,757         --
   *e-Kong Group, Ltd............................................    540,000     25,621
    Emperor Entertainment Hotel, Ltd.............................  2,475,000    454,989
    Emperor International Holdings, Ltd..........................  5,884,753  1,057,781
    Emperor Watch & Jewellery, Ltd............................... 15,400,000  2,150,028
   *ENM Holdings, Ltd............................................ 15,112,000  1,144,303
   *Enviro Energy International Holdings, Ltd....................  4,138,000    109,972
   *EPI Holdings, Ltd............................................  4,259,927     99,421
   *eSun Holdings, Ltd...........................................  2,508,000    344,743
    EVA Precision Industrial Holdings, Ltd.......................  5,594,000    940,021
   *Ezcom Holdings, Ltd..........................................     72,576        449
    Fairwood, Ltd................................................    337,600    577,176
    Far East Consortium International, Ltd.......................  4,612,271    842,278
   *Far East Technology International, Ltd.......................    179,520     17,816
   *First Natural Foods Holdings, Ltd............................  2,365,000         --
   *Fook Woo Group Holdings, Ltd.................................    952,000    166,874
   *Foundation Group, Ltd........................................  2,350,000         --
    Fountain SET Holdings, Ltd...................................  4,622,000    581,772
    Four Seas Mercantile Holdings, Ltd...........................    592,000    186,960
   *Frasers Property China, Ltd.................................. 16,477,000    403,502
   *Freeman Financial Corp., Ltd.................................          1         --
    Fujikon Industrial Holdings, Ltd.............................    912,000    141,394
    Get Nice Holdings, Ltd....................................... 19,044,000    832,118
    Giordano International, Ltd..................................  7,162,000  6,217,767
   *Global Tech Holdings, Ltd....................................  5,098,000     19,032
    Glorious Sun Enterprises, Ltd................................  2,662,000    910,245
    Gold Peak Industries Holding, Ltd............................  3,118,642    311,081
    Golden Resources Development International, Ltd..............  3,330,500    160,183
   *Goldin Financial Holdings, Ltd...............................    480,000     45,262
   *Goldin Properties Holdings, Ltd..............................  3,060,000  1,175,531
    Golik Holdings, Ltd..........................................    250,500     22,258
   *Good Fellow Resources Holdings, Ltd..........................  1,670,000     57,236
   *Grande Holdings, Ltd.........................................    882,000     46,609
    Great Eagle Holdings, Ltd....................................    173,160    508,562
   *Greenheart Group, Ltd........................................  1,626,000    103,956
   *G-Resources Group, Ltd....................................... 54,963,000  3,531,759
   *Group Sense International, Ltd...............................  2,448,000     53,729
    Guangnan Holdings, Ltd.......................................  2,249,600    327,345
   *Guotai Junan International Holdings, Ltd.....................     57,000     19,227
    Haitong International Securities Group, Ltd..................  1,223,586    437,097
   *Hang Fung Gold Technology, Ltd...............................  1,972,482         --
   *Hans Energy Co., Ltd.........................................  7,556,000    119,358
    Harbour Centre Development, Ltd..............................    957,500  1,162,737
   *Hengli Commercial Properties Group, Ltd......................    336,000     13,977
    High Fashion International, Ltd..............................    268,000    101,756

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CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
HONG KONG -- (Continued)
    HKR International, Ltd.......................................  5,895,136 $2,226,008
    Hon Kwok Land Investment Co., Ltd............................    314,800    108,077
   *Hong Fok Land, Ltd...........................................  1,210,000      1,560
    Hong Kong Ferry Holdings, Ltd................................    809,300    715,565
    Hong Kong Food Investment Holdings, Ltd......................    202,184     22,813
    Hongkong Chinese, Ltd........................................  4,774,000    758,805
    Hop Fung Group Holdings, Ltd.................................    888,000     55,448
    Hsin Chong Construction Group, Ltd...........................  1,569,658    232,412
   *Huafeng Group Holdings, Ltd..................................  6,713,325    171,752
    Hung Hing Printing Group, Ltd................................  1,298,000    214,319
   *Hybrid Kinetic Group, Ltd.................................... 14,884,000    278,571
   *HyComm Wireless, Ltd.........................................     89,090     23,906
   *I-Cable Communications, Ltd..................................    531,000     28,601
   *IDT International, Ltd.......................................  6,240,183     97,206
   *Imagi International Holdings, Ltd............................ 18,240,000    290,906
    iOne Holdings, Ltd...........................................  3,140,000     18,966
    IPE Group, Ltd...............................................  2,060,000    166,968
   *IRC, Ltd,....................................................  1,418,000    206,893
   *IT, Ltd......................................................  2,802,532  1,469,958
    ITC Corp., Ltd...............................................    893,645     39,084
   *ITC Properties Group, Ltd....................................  3,645,747  1,047,638
   *Jinhui Holdings, Ltd.........................................    384,000     72,699
   *Jiuzhou Development Co., Ltd.................................  2,558,000    234,022
    JLF Investment Co., Ltd......................................  3,293,500    209,400
    Joyce Boutique Holdings, Ltd.................................  1,530,000    131,572
    Junefield Department Store Group, Ltd........................    306,000     17,855
   #K Wah International Holdings, Ltd............................  5,583,405  2,348,561
    Kam Hing International Holdings, Ltd.........................  1,974,000    175,375
    Kantone Holdings, Ltd........................................ 14,737,991    122,760
   *Karl Thomson Holdings, Ltd...................................  1,188,000     44,903
    Karrie International Holdings, Ltd...........................  1,383,600     62,390
    Keck Seng Investments (Hong Kong), Ltd.......................    904,600    381,991
    Kin Yat Holdings, Ltd........................................    586,000     83,410
   *King Pacific International Holdings, Ltd.....................  1,404,200     22,080
   *King Stone Energy Group, Ltd.................................  2,877,000    221,802
    Kingmaker Footwear Holdings, Ltd.............................  1,476,955    237,361
    Kingston Financial Group, Ltd................................ 11,709,000  1,067,306
   #Kith Holdings, Ltd...........................................    204,000     22,142
   *Kiu Hung Energy Holdings, Ltd................................ 10,810,000     75,131
   *Ko Yo Chemical Group, Ltd.................................... 16,260,000    283,235
    Kowloon Development Co., Ltd.................................  1,588,000  1,652,808
   *KTP Holdings, Ltd............................................    560,400     49,632
    Kwoon Chung Bus Holdings, Ltd................................    556,000    119,621
   *Lai Sun Development Co., Ltd................................. 63,116,466    979,915
   *Lai Sun Garment International, Ltd...........................  2,770,000    224,387
    Lam Soon Hong Kong, Ltd......................................    302,310    171,613
   *Leading Spirit High-Tech Holdings Co., Ltd...................  2,310,000      2,977
   #Lee & Man Chemical Co., Ltd..................................  1,420,000  1,127,414
    Lee & Man Handbags, Ltd......................................  1,420,000    163,930
    Lee's Pharmaceutical Holdings, Ltd...........................      5,000      2,125
    Lerado Group Holdings Co., Ltd...............................  1,900,000    183,248
    Lippo China Resources, Ltd...................................  8,092,000    203,089
    Lippo, Ltd...................................................  1,195,700    424,890
   *Lisi Group Holdings, Ltd.....................................  4,262,000    186,617
    Liu Chong Hing Investment, Ltd...............................    775,200    808,816
   *Longrun Tea Group Co., Ltd...................................  1,900,000     83,242
    Luen Thai Holdings, Ltd......................................  1,345,000    181,091
    Luks Industrial Group, Ltd...................................    428,913     88,189
   *Lung Cheong International Holdings, Ltd......................  6,790,000    209,509
    Lung Kee (Bermuda) Holdings, Ltd.............................  1,597,875    755,289
   *Madex International Holdings, Ltd............................  3,182,000     61,036

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
HONG KONG -- (Continued)
    Magnificent Estates, Ltd..................................... 13,184,000 $  543,839
    Mainland Headwear Holdings, Ltd..............................    765,600     89,293
    Man Yue Technology Holdings, Ltd.............................  1,064,000    222,056
   *Mascotte Holdings, Ltd.......................................    840,750     59,600
    Matrix Holdings, Ltd.........................................  1,067,414    256,907
   *Mei Ah Entertainment Group, Ltd.............................. 11,040,000    176,275
    Melbourne Enterprises, Ltd...................................     40,500    652,318
   *Melco International Development, Ltd.........................  3,801,000  3,979,118
   #Midland Holdings, Ltd........................................  3,298,000  1,653,825
    Ming Fai International Holdings, Ltd.........................  1,680,000    176,039
   *Ming Fung Jewellery Group, Ltd...............................  9,210,000    527,735
    Miramar Hotel & Investment Co., Ltd..........................    785,000    866,646
    Modern Beauty Salon Holdings, Ltd............................    160,000     24,167
   *Mongolia Energy Corp., Ltd................................... 10,603,000    883,863
   *Nan Nan Resources Enterprise, Ltd............................    330,000     41,808
    Nanyang Holdings, Ltd........................................    137,500    424,541
    National Electronics Holdings, Ltd...........................  2,266,000    251,120
    Natural Beauty Bio-Technology, Ltd...........................  4,470,000    861,703
    Neo-Neon Holdings, Ltd.......................................  1,915,000    335,529
    Net2Gather China Holdings, Ltd...............................  8,139,720     98,406
    New Century Group Hong Kong, Ltd............................. 13,351,464    249,990
   *New Focus Auto Tech Holdings, Ltd............................    104,000     21,975
   *New Smart Energy Group, Ltd.................................. 23,975,000    159,517
   *New Times Energy Corp., Ltd..................................  1,297,600    160,805
    Neway Group Holdings, Ltd.................................... 24,579,087     66,227
    NewOcean Green Energy Holdings, Ltd..........................  3,210,000    661,195
   *Next Media, Ltd..............................................  3,725,183    311,566
   *Ngai Lik Industrial Holdings, Ltd............................    324,257     17,410
   *Norstar Founders Group, Ltd..................................  3,256,000         --
   *North Asia Resources Holdings, Ltd...........................  1,938,600     71,844
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd........  6,229,706    235,935
   *Orient Power Holdings, Ltd...................................    804,000     19,482
   #Oriental Watch Holdings, Ltd.................................  2,036,800    849,677
   #Pacific Andes International Holdings, Ltd....................  8,011,378    546,644
    Pacific Basin Shipping, Ltd..................................  9,662,000  5,056,217
   *Pacific Century Premium Developments, Ltd....................  4,403,000  1,042,805
    Pacific Textile Holdings, Ltd................................  1,780,000  1,180,762
    Paliburg Holdings, Ltd.......................................  3,152,830    928,813
   *Pan Asia Environmental Protection Group, Ltd.................  1,258,432     95,143
    Paul Y Engineering Group, Ltd................................     77,759      4,403
  #*Peace Mark Holdings, Ltd.....................................  2,738,022         --
    Pearl Oriental Oil, Ltd......................................  6,147,800    544,962
    Pegasus International Holdings, Ltd..........................    226,000     34,916
    Pico Far East Holdings, Ltd..................................  3,910,000    939,247
   *PME Group, Ltd...............................................  7,020,000    112,895
   *PNG Resources Holdings, Ltd.................................. 16,626,362    254,102
    Pokfulam Development Co., Ltd................................    234,000    274,041
    Polytec Asset Holdings, Ltd.................................. 10,763,526  1,146,052
    Public Financial Holdings, Ltd...............................  3,194,000  1,375,121
    PYI Corp., Ltd............................................... 12,919,134    332,674
   *Pyxis Group, Ltd.............................................  1,936,000     42,420
    Raymond Industrial, Ltd......................................  1,383,400    134,676
    Regal Hotels International Holdings, Ltd.....................  2,431,800  1,004,558
    Richfield Group Holdings, Ltd................................  3,632,000    186,168
   *Rising Development Holdings, Ltd.............................  2,278,000    282,121
    Rivera Holdings, Ltd.........................................  5,710,000    156,973
    Roadshow Holdings, Ltd.......................................  1,456,000    140,196
    S.A.S. Dragon Holdings, Ltd..................................  1,212,000    255,373
    Safety Godown Co., Ltd.......................................    398,000    262,314
    Samling Global, Ltd..........................................  6,160,000    583,824
    Samson Paper Holdings, Ltd...................................  1,800,000    115,131

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
HONG KONG -- (Continued)
   *San Miguel Brewery Hong Kong, Ltd............................    612,800 $   90,361
   *Sandmartin International Holdings, Ltd.......................     16,000      3,515
   *Sanyuan Group, Ltd...........................................    415,000      8,023
    SEA Holdings, Ltd............................................  1,140,000    541,091
   *SEEC Media Group, Ltd........................................    136,000      4,509
   *Sheng Yuan Holdings, Ltd.....................................    210,000     11,606
   #Shenyin Wanguo, Ltd..........................................  1,322,500    408,143
    Shenzhen High-Tech Holdings, Ltd.............................    812,000     49,400
   *Shougang Concord Grand Group, Ltd............................  2,451,000     94,276
   *Shougang Concord Technology Holdings, Ltd....................  4,201,809    195,290
   *Shun Ho Resources Holdings, Ltd..............................    483,000     72,336
   *Shun Ho Technology Holdings, Ltd.............................  1,037,452    157,367
    Shun Tak Holdings, Ltd.......................................  7,199,389  2,970,684
    Sing Tao News Corp., Ltd.....................................  1,974,000    283,554
    Singamas Container Holdings, Ltd.............................  7,474,000  2,227,131
   *Sinocan Holdings, Ltd........................................    350,000      1,759
   *Sinocop Resources Holdings, Ltd..............................  3,980,000    388,550
   *Sino-Tech International Holdings, Ltd........................ 29,380,000    265,072
    SIS International Holdings, Ltd..............................     34,000     12,926
   *SMI Publishing Group, Ltd....................................    250,511        484
    SOCAM Development, Ltd.......................................    944,771  1,021,126
   *Solomon Systech International, Ltd...........................  6,312,000    170,061
   *Soundwill Holdings, Ltd......................................     12,000     18,819
    South China (China), Ltd.....................................  6,744,000    461,648
    South China Financial Holdings, Ltd..........................  4,872,000     40,288
   *South China Land, Ltd........................................ 20,223,170    243,661
    Southeast Asia Properties & Finance, Ltd.....................    289,891     72,858
    Stella International Holdings, Ltd...........................      5,574     14,739
   *Stelux Holdings International, Ltd...........................    636,000    153,624
   *Styland Holdings, Ltd........................................    129,347      1,667
   *Success Universe Group, Ltd..................................  5,552,000    156,685
    Sun Hing Vision Group Holdings, Ltd..........................    358,000    130,553
   #Sun Hung Kai & Co., Ltd......................................  1,598,621    823,775
   *Sun Innovation Holdings, Ltd................................. 11,325,655    251,906
    Sunwah Kingsway Capital Holdings, Ltd........................  5,750,000     85,240
   *Sunway International Holdings, Ltd...........................    866,000     25,451
   *Superb Summit International Timber Co., Ltd.................. 12,186,600    216,758
   #Sustainable Forest Holdings, Ltd............................. 12,710,250    233,008
    Synergis Holdings, Ltd.......................................    322,033     33,297
   *Tack Fiori International Group, Ltd..........................     44,480        479
    Tai Cheung Holdings, Ltd.....................................  1,919,000  1,359,871
    Tai Sang Land Development, Ltd...............................    576,984    222,420
   *Talent Property Group, Ltd...................................  5,106,420    193,950
    Tan Chong International, Ltd.................................  1,212,000    310,192
   *Tao Heung Holdings, Ltd......................................     36,000     18,276
   *Taung Gold International, Ltd................................ 13,980,000    313,722
    Termbray Industries International (Holdings), Ltd............  2,304,900    186,711
    Tern Properties Co., Ltd.....................................     51,200     20,791
    Texwinca Holdings, Ltd.......................................    476,000    581,090
  #*Theme International Holdings, Ltd............................  4,130,000    106,777
    Tian Teck Land, Ltd..........................................  1,054,000    896,039
   Tianda Holdings, Ltd..........................................    306,000     15,821
   *Tidetime Sun (Group), Ltd....................................     26,000      3,343
  #*Titan Petrochemicals Group, Ltd.............................. 13,140,000    474,206
   *Tom Group, Ltd...............................................  3,612,000    314,996
    Tongda Group Holdings, Ltd................................... 10,120,000    428,778
   #Top Form International, Ltd..................................  2,760,000    120,638
   *Topsearch International Holdings, Ltd........................  3,538,000     82,032
    Town Health International Investments, Ltd...................  1,175,165    117,978
    Tradelink Electronic Commerce, Ltd...........................    898,000    136,356
    Transport International Holdings, Ltd........................    886,141  1,821,733

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
HONG KONG -- (Continued)
    Trinity, Ltd.................................................    960,000 $    800,620
    Tristate Holdings, Ltd.......................................    188,000      130,863
   *TSC Group Holdings, Ltd......................................  1,928,000      299,819
    Tse Sui Luen Jewellery International, Ltd....................    300,000      249,902
    Tungtex Holdings Co., Ltd....................................    910,000      101,477
    Tysan Holdings, Ltd..........................................  1,040,773      205,354
    United Laboratories International Holdings, Ltd. (The).......  3,110,000    1,248,938
    Universal Technologies Holdings, Ltd.........................  6,000,000      322,752
   *U-Right International Holdings, Ltd..........................  4,746,000        8,564
   *Value Convergence Holdings, Ltd..............................  1,216,000      173,523
    Value Partners Group, Ltd....................................  2,900,000    1,779,857
    Van Shung Chong Holdings, Ltd................................  1,601,335       92,470
   *Vantage International Holdings, Ltd..........................  2,778,000      224,372
    Varitronix International, Ltd................................  1,072,293      535,995
    Vedan International Holdings, Ltd............................  3,272,000      211,087
   #Veeko International Holdings, Ltd............................  4,559,158      123,102
    Victory City International Holdings, Ltd.....................  3,552,142      405,821
   *Vision Values Holdings, Ltd..................................    281,400       10,857
    Vitasoy International Holdings, Ltd..........................  3,677,000    2,694,700
   *Vongroup, Ltd................................................ 10,865,000       65,926
   *VST Holdings, Ltd............................................  2,352,000      568,356
    Wah Ha Realty Co., Ltd.......................................    278,600      139,642
  #*Wah Nam International Holdings, Ltd.......................... 22,950,814    1,339,157
    Wai Kee Holdings, Ltd........................................  7,960,738    1,449,837
    Wang On Group, Ltd...........................................  8,831,286       94,837
   *Warderly International Holdings, Ltd.........................    520,000       32,171
    Water Oasis Group, Ltd.......................................  1,632,000      249,729
    Win Hanverky Holdings, Ltd...................................  1,712,000      167,330
   *Winfoong International, Ltd..................................  1,031,000        9,509
    Wing On Co. International, Ltd...............................    781,000    1,719,100
    Wing Tai Properties, Ltd.....................................  1,957,331      822,424
   *Wo Kee Hong Holdings, Ltd....................................  1,175,000       37,764
    Wong's International (Holdings), Ltd.........................    737,641      155,307
    Wong's Kong King International Holdings, Ltd.................    120,000       11,416
    Xingye Copper International Group, Ltd.......................  1,615,000      238,058
    Y. T. Realty Group, Ltd......................................    749,000      188,736
    Yangtzekiang Garment, Ltd....................................    606,500      239,870
    Yau Lee Holdings, Ltd........................................    534,000       68,735
    Yeebo (International Holdings), Ltd..........................    572,000       96,032
   #YGM Trading, Ltd.............................................    363,000      961,303
    Yugang International, Ltd.................................... 93,492,000      503,963
                                                                             ------------
TOTAL HONG KONG..................................................             161,050,825
                                                                             ------------
MALAYSIA -- (0.0%)
   *Autoways Holdings Berhad.....................................     10,000        4,263
   *Rekapacific Berhad...........................................    473,000           --
                                                                             ------------
TOTAL MALAYSIA...................................................                   4,263
                                                                             ------------
NEW ZEALAND -- (5.6%)
    Abano Healthcare Group, Ltd..................................     26,824       91,078
    Air New Zealand, Ltd.........................................  2,261,316    1,644,030
    Auckland International Airport, Ltd..........................  1,163,063    2,402,495
    Cavalier Corp., Ltd..........................................    283,674      415,007
    CDL Investments (New Zealand), Ltd...........................    395,965      119,821
    Colonial Motor Co., Ltd......................................    148,846      376,729
   *Ebos Group, Ltd..............................................    189,956    1,187,817
   *Fisher & Paykel Appliances Holdings, Ltd.....................  3,104,317    1,364,773
    Fisher & Paykel Healthcare Corp., Ltd........................  2,987,527    5,420,503
    Freightways, Ltd.............................................    787,563    2,668,517
    Hallenstein Glasson Holdings, Ltd............................    242,461      776,515
   *Heartland New Zealand, Ltd...................................    173,369       82,199

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NEW ZEALAND -- (Continued)
    Hellaby Holdings, Ltd..............................   352,288 $   860,311
    Infratil, Ltd...................................... 2,294,726   3,552,160
   #Mainfreight, Ltd...................................   434,288   3,492,598
    Methven, Ltd.......................................    70,490      66,820
    Michael Hill International, Ltd.................... 1,534,152   1,339,162
    Millennium & Copthorne Hotels (New Zealand), Ltd... 1,387,344     488,214
    New Zealand Exchange, Ltd..........................   406,023     925,218
    New Zealand Oil & Gas, Ltd......................... 1,873,428   1,177,568
   #New Zealand Refining Co., Ltd......................   603,703   1,414,849
    Northland Port Corp. (New Zealand), Ltd............   217,513     355,574
   #Nuplex Industries, Ltd............................. 1,013,819   2,218,177
   *Opus International Consultants, Ltd................    10,757      19,271
   *Pike River Coal, Ltd...............................   490,805          --
    Port of Tauranga, Ltd..............................   528,322   4,965,527
    Pumpkin Patch, Ltd.................................   606,913     496,676
   *Pyne Gould Guinness, Ltd...........................   452,775     144,135
   *Rakon, Ltd.........................................   346,364     135,669
   #Restaurant Brands New Zealand, Ltd.................   413,600     692,595
   *Richina Pacific, Ltd...............................   274,180      80,716
   *Rubicon, Ltd....................................... 1,113,829     353,242
    Ryman Healthcare, Ltd.............................. 1,685,604   4,364,150
    Sanford, Ltd.......................................   393,618   1,284,868
    Scott Technology, Ltd..............................    36,510      49,831
   *Seafresh Fisheries, Ltd............................    80,520       1,844
    Skellerup Holdings, Ltd............................   311,483     381,569
    Sky Network Television, Ltd........................ 1,006,593   4,486,236
    SKYCITY Entertainment Group, Ltd................... 3,227,185  10,127,092
    South Port (New Zealand), Ltd......................    30,744      89,250
    Steel & Tube Holdings, Ltd.........................   389,046     733,679
   *Tenon, Ltd.........................................    19,132      11,604
    Tourism Holdings, Ltd..............................   274,867     136,819
    Tower, Ltd.........................................   924,535   1,246,092
    TrustPower, Ltd....................................    40,991     246,505
    Vector, Ltd........................................   983,401   2,120,617
    Warehouse Group, Ltd...............................   588,314   1,280,738
   *Xero, Ltd..........................................     6,791      22,427
                                                                  -----------
TOTAL NEW ZEALAND......................................            65,911,287
                                                                  -----------
SINGAPORE -- (9.6%)
  #*Abterra, Ltd.......................................   531,800     232,533
    Advanced Holdings, Ltd.............................   691,000     100,886
   *Amtek Engineering, Ltd.............................   214,000     117,116
   Armstrong Industrial Corp., Ltd..................... 1,236,000     293,388
   *Asiasons Capital, Ltd.............................. 1,048,000     287,994
   *Asiatravel.com Holdings, Ltd.......................    17,879       4,887
    ASL Marine Holdings, Ltd...........................   719,600     368,533
    A-Sonic Aerospace, Ltd.............................   408,996      16,467
    AusGroup, Ltd...................................... 2,062,000     562,937
    Baker Technology, Ltd.............................. 1,272,000     327,415
  #*Ban Joo & Co., Ltd................................. 2,179,000      26,313
    Banyan Tree Holdings, Ltd..........................   960,000     495,200
    Beng Kuang Marine, Ltd.............................   922,000     107,983
    Best World International, Ltd......................   221,500      33,106
    BH Global Marine, Ltd..............................   621,000     110,321
   *Biosensors International Group, Ltd................   534,237     574,781
    Bonvests Holdings, Ltd.............................   978,000     758,291
    Boustead Singapore, Ltd............................   976,000     685,153
    Breadtalk Group, Ltd...............................   434,800     194,007
   #Broadway Industrial Group, Ltd.....................   922,000     319,242
    Brothers Holdings, Ltd.............................   454,628      62,375
    Bukit Sembawang Estates, Ltd.......................   440,003   1,668,093

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
SINGAPORE -- (Continued)
   *Bund Center Investment, Ltd..................................  1,075,000 $  172,338
    CEI Contract Manufacturing, Ltd..............................    432,000     35,477
    Cerebos Pacific, Ltd.........................................    545,000  2,582,572
    CH Offshore, Ltd.............................................  1,539,400    585,777
    China Aviation Oil Singapore Corp., Ltd......................  1,020,000    932,838
   *China Dairy Group, Ltd.......................................  1,502,000    188,948
   *China Energy, Ltd............................................  3,110,000    137,595
    China Merchants Holdings Pacific, Ltd........................    809,000    466,329
    China Sunsine Chemical Holdings, Ltd.........................     28,000      5,758
    China Taisan Technology Group Holdings, Ltd..................    564,915     40,948
    China XLX Fertiliser, Ltd....................................    618,000    158,985
    Chip Eng Seng Corp., Ltd.....................................  2,092,800    826,636
    Chosen Holdings, Ltd.........................................  1,202,000     99,560
    Chuan Hup Holdings, Ltd......................................  3,967,000    753,582
    Creative Technology, Ltd.....................................    272,200    870,691
    CSC Holdings, Ltd............................................  1,829,000    173,109
    CSE Global, Ltd..............................................  2,156,000  1,291,898
    CWT, Ltd.....................................................  1,061,700  1,045,698
    Datapulse Technology, Ltd....................................     27,000      4,205
   *Delong Holdings, Ltd.........................................  1,361,000    330,578
   *DMX Technologies Group, Ltd..................................    107,000     21,093
    Ellipsiz, Ltd................................................    123,000      8,821
    EnGro Corp, Ltd..............................................    354,000    238,145
   *Enviro-Hub Holdings, Ltd.....................................  1,445,666    128,420
    Etika International Holdings, Ltd............................    179,000     34,773
    Eu Yan Sang International, Ltd...............................    570,800    312,540
   *euNetworks Group, Ltd........................................    411,000      5,617
   #Ezion Holdings, Ltd..........................................  2,392,000  1,674,730
  #*Ezra Holdings, Ltd...........................................  3,210,000  2,607,877
    F.J. Benjamin Holdings, Ltd..................................  1,210,000    332,052
    Falcon Energy Group, Ltd.....................................  1,007,000    198,223
   *Federal International 2000, Ltd..............................  1,675,350     58,312
    First Resources, Ltd.........................................     17,000     25,752
    Food Empire Holdings, Ltd....................................  1,094,400    362,549
    Fragrance Group, Ltd.........................................  2,908,000    935,338
    Freight Links Express Holdings, Ltd..........................  4,140,737    206,998
   *Fu Yu Corp., Ltd.............................................  3,544,750    199,592
   *Gallant Venture, Ltd.........................................  2,786,000    637,658
    GK Goh Holdings, Ltd.........................................  1,458,000    895,479
    Global Yellow Pages, Ltd.....................................    299,000     35,522
   *GMG Global, Ltd.............................................. 14,938,000  1,670,753
    Goodpack, Ltd................................................  1,174,000  1,526,130
    GP Batteries International, Ltd..............................    343,000    282,200
    GP Industries, Ltd...........................................  2,872,209    962,649
   *Grand Banks Yachts, Ltd......................................    196,000     28,905
    GuocoLand, Ltd...............................................    396,314    557,106
    GuocoLeisure, Ltd............................................  1,644,000    787,631
    Guthrie GTS, Ltd.............................................    549,000    287,281
   *Healthway Medical Corp., Ltd.................................  4,193,776    303,587
    Hersing Corp., Ltd...........................................  1,285,000    218,133
    HG Metal Manufacturing, Ltd..................................    426,000     30,986
    Hiap Seng Engineering, Ltd...................................    612,000    150,005
    Hi-P International, Ltd......................................  1,203,000    864,935
    Ho Bee Investment, Ltd.......................................  1,089,000  1,211,418
   *Hong Fok Corp., Ltd..........................................  3,323,640  1,150,740
    Hong Leong Asia, Ltd.........................................    568,000    839,347
    Hotel Grand Central, Ltd.....................................  1,182,535    809,295
   #Hotel Properties, Ltd........................................  1,346,400  2,114,870
    Hour Glass, Ltd..............................................    622,744    687,576
    HTL International Holdings, Ltd..............................  1,063,843    312,850
   *Huan Hsin Holdings, Ltd......................................  1,106,400     89,787

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                        SHARES    VALUE++
                                                       --------- ----------
SINGAPORE -- (Continued)
    HupSteel, Ltd..................................... 1,572,875 $  247,445
    Hwa Hong Corp., Ltd............................... 2,186,000    706,181
   #Hyflux, Ltd....................................... 3,141,500  3,633,072
    IFS Capital, Ltd..................................   361,080    117,108
   *Indofood Agri Resources, Ltd......................   549,000    629,145
   *Informatics Education, Ltd........................ 2,722,000    244,940
    InnoTek, Ltd......................................   884,000    355,633
   *IPC Corp., Ltd.................................... 1,236,000    173,277
    Isetan (Singapore), Ltd...........................   122,500    360,323
    Jadason Enterprises, Ltd..........................   728,000     40,360
   *Jasper Investments, Ltd...........................    90,680      4,653
   *Jaya Holdings, Ltd................................ 1,468,000    672,006
   *JES International Holdings, Ltd................... 2,096,000    293,149
   *Jiutian Chemical Group, Ltd....................... 2,337,000     76,616
  #*Jurong Technologies Industrial Corp., Ltd......... 2,227,680         --
    K1 Ventures, Ltd.................................. 3,349,500    258,656
    Keppel Telecommunications & Transportation, Ltd... 1,409,600  1,306,024
   *K-Green Trust, Ltd................................    93,000     73,971
    Khong Guan Flour Milling, Ltd.....................    35,000     49,778
    Kian Ann Engineering, Ltd......................... 1,276,000    231,483
    Kian Ho Bearings, Ltd.............................   664,500    134,477
    Koh Brothers Group, Ltd........................... 1,312,000    215,548
   *Lafe Corp., Ltd................................... 1,234,800     84,054
    LC Development, Ltd............................... 2,928,504    367,772
    Lee Kim Tah Holdings, Ltd......................... 1,600,000    903,182
    Li Heng Chemical Fibre Technologies, Ltd.......... 2,023,000    249,977
   *Lian Beng Group, Ltd..............................    45,000     13,952
    Lion Asiapac, Ltd.................................   473,000     74,207
   *LionGold Corp., Ltd............................... 1,313,000  1,092,161
    Low Keng Huat Singapore, Ltd......................    63,000     23,555
    Lum Chang Holdings, Ltd........................... 1,042,030    256,325
    M1, Ltd...........................................   809,000  1,592,396
   *Manhattan Resources, Ltd..........................   960,000    650,150
    Marco Polo Marine, Ltd............................   608,000    178,595
    Memstar Technology, Ltd........................... 2,579,000    140,759
    Memtech International, Ltd........................ 1,322,000     95,919
   *Mercator Lines Singapore, Ltd.....................   555,000     67,930
    Metro Holdings, Ltd............................... 2,085,792  1,278,136
    Midas Holdings, Ltd............................... 5,409,000  1,585,090
   *Mirach Energy, Ltd................................   460,000     25,968
   *Miyoshi Precision, Ltd............................   353,500     18,669
    Multi-Chem, Ltd................................... 1,263,000    120,761
   *Nam Cheong, Ltd...................................   871,740    137,364
    Nera Telecommunications, Ltd...................... 1,079,000    381,982
    New Toyo International Holdings, Ltd.............. 1,624,000    386,834
    Novo Group, Ltd...................................    55,500      8,476
    NSL, Ltd..........................................   417,000    511,876
  #*Oceanus Group, Ltd................................ 5,610,000    355,745
   #OKP Holdings, Ltd.................................   207,000    101,760
    Orchard Parade Holdings, Ltd......................   990,359  1,399,149
    OSIM International, Ltd........................... 1,465,000  1,426,289
    Ossia International, Ltd..........................   522,554     57,938
    Otto Marine, Ltd.................................. 3,676,500    310,680
   *Overseas Union Enterprise, Ltd....................   309,000    585,617
    Pan Pacific Hotels Group, Ltd..................... 1,669,500  2,387,780
    Pan-United Corp., Ltd............................. 2,006,000    809,399
   *Penguin International, Ltd........................   400,000     28,945
    Petra Foods, Ltd..................................   875,000  1,745,605
    Popular Holdings, Ltd............................. 2,763,650    415,676
    PSC Corp., Ltd.................................... 1,823,419    456,766
    QAF, Ltd..........................................   907,561    530,258

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CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
SINGAPORE -- (Continued)
    Qian Hu Corp., Ltd...........................................    674,600 $     51,289
    Raffles Education Corp., Ltd.................................  2,581,593      871,620
   #Raffles Medical Group, Ltd...................................    871,067    1,624,617
    Rotary Engineering, Ltd......................................  1,159,600      602,844
    Roxy-Pacific Holdings, Ltd...................................    321,000      111,335
   *S I2I, Ltd................................................... 14,461,000      396,109
    San Teh, Ltd.................................................    999,087      241,414
   *Sapphire Corp., Ltd..........................................    704,000       88,122
    SBS Transit, Ltd.............................................    953,500    1,301,900
    SC Global Developments, Ltd..................................    428,000      363,737
   *See Hup Seng, Ltd............................................     64,000       11,600
   *Seroja Investments, Ltd......................................     17,767        3,074
    Sim Lian Group, Ltd..........................................  2,281,855    1,123,867
   *Sinarmas Land, Ltd...........................................  4,095,000    1,035,252
    Sing Investments & Finance, Ltd..............................    198,450      260,603
    Singapore Land, Ltd..........................................     60,000      287,731
    Singapore Post, Ltd..........................................  4,307,120    3,530,918
    Singapore Reinsurance Corp., Ltd.............................  1,514,530      307,400
    Singapore Shipping Corp., Ltd................................  1,689,000      271,034
    Singapura Finance, Ltd.......................................    174,062      217,746
    Sinostar PEC Holdings, Ltd...................................    160,000       21,305
   *Sinotel Technologies, Ltd....................................    763,000       69,825
   *Sinwa, Ltd...................................................    388,500       43,256
    Sound Global, Ltd............................................  1,432,000      609,698
    Stamford Land Corp., Ltd.....................................  2,927,000    1,296,728
    Straco Corp., Ltd............................................    130,000       20,156
   *STX OSV Holdings, Ltd........................................  1,691,000    2,173,713
    Sunningdale Tech, Ltd........................................  2,105,000      213,458
   *Sunvic Chemical Holdings, Ltd................................  1,068,000      292,207
   #Super Group, Ltd.............................................  1,022,000    1,567,367
    Superbowl Holdings, Ltd......................................    522,000      136,865
   *Swiber Holdings, Ltd.........................................  1,860,000      874,620
   *Swissco Holdings, Ltd........................................    579,000       95,444
    Tat Hong Holdings, Ltd.......................................  1,116,800      949,826
   #Technics Oil & Gas, Ltd......................................    616,000      456,625
    Thakral Corp., Ltd...........................................  6,028,000      150,295
   *Tiger Airways Holdings, Ltd..................................  2,094,500    1,180,687
    Tiong Woon Corp. Holding, Ltd................................  1,126,250      222,654
   *Transcu Group, Ltd...........................................  4,936,000      199,434
    Trek 2000 International, Ltd.................................    973,000      257,788
   #Tuan Sing Holdings, Ltd......................................  3,613,475      842,442
    UMS Holdings, Ltd............................................  1,154,000      385,402
    United Engineers, Ltd........................................    803,014    1,624,681
    United Envirotech, Ltd.......................................  1,146,000      323,599
    United Industrial Corp., Ltd.................................    230,000      514,420
    United Overseas Insurance, Ltd...............................    187,250      530,353
    UOB-Kay Hian Holdings, Ltd...................................  1,479,400    2,046,853
    Venture Corp., Ltd...........................................    471,000    3,262,429
    Vicom, Ltd...................................................    120,000      412,448
   #WBL Corp., Ltd...............................................    614,000    1,696,950
    Wee Hur Holdings, Ltd........................................    979,000      225,121
    Wheelock Properties, Ltd.....................................  1,210,000    1,685,826
    Wing Tai Holdings, Ltd.......................................  2,441,000    2,329,172
   #Xpress Holdings, Ltd.........................................  3,079,000      153,613
    YHI International, Ltd.......................................  1,174,000      335,860
   *Yoma Strategic Holdings, Ltd.................................    132,000       54,304
    Yongnam Holdings, Ltd........................................  4,097,000      824,793
                                                                             ------------
TOTAL SINGAPORE..................................................             113,320,189
                                                                             ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                               SHARES        VALUE++
                                                                                             ------------ --------------
UNITED KINGDOM -- (0.0%)
   *Allied Gold Mining P.L.C................................................................        5,000 $        8,865
TOTAL COMMON STOCKS.........................................................................                 964,040,485
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Apex Minerals NL Rights 04/11/12........................................................    6,916,054          7,206
   *Centrebet International, Ltd. Litigation Rights.........................................       81,336             --
   *M2 Telecommunications Group, Ltd. Rights 05/11/12.......................................      109,932         45,818
   *Poseidon Nickel, Ltd. Rights 05/18/12...................................................      436,182          4,545
   *Resource & Investment NL Warrants 05/31/13..............................................       14,155          1,254
                                                                                                          --------------
TOTAL AUSTRALIA.............................................................................                      58,823
                                                                                                          --------------
HONG KONG -- (0.0%)
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. Warrants 03/07/14......................      244,000            943
   *Cheuk Nang Holdings, Ltd. Warrants 04/20/13.............................................       15,458          2,092
   *Freeman Financial Corp., Ltd. Rights 05/04/12...........................................    2,531,555         19,251
                                                                                                          --------------
TOTAL HONG KONG.............................................................................                      22,286
                                                                                                          --------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13...................................................    1,018,000         16,453
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.......................................................................                      97,562
                                                                                                          --------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT        VALUE+
                                                                                             ------------ --------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S) @DFA Short Term Investment Fund.........................................................  212,000,000    212,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralizedby
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $60,378) to be
     repurchased at $59,194................................................................. $         59         59,194
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 212,059,194
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,401,975).....................................................................              $1,176,197,241
                                                                                                          ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  SHARES     VALUE++
                                                                ---------- -----------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
    4imprint Group P.L.C.......................................     96,735 $   428,232
   *888 Holdings P.L.C.........................................    374,709     503,319
    Aegis Group P.L.C..........................................  3,314,004   9,561,820
    Aga Rangemaster Group P.L.C................................    453,866     589,485
   *Barratt Developments P.L.C.................................  3,809,758   8,268,812
    Bellway P.L.C..............................................    481,114   6,147,758
   *Berkeley Group Holdings P.L.C. (The).......................    517,118  10,752,621
   *Betfair Group P.L.C........................................     67,978     871,829
    Bloomsbury Publishing P.L.C................................    271,841     460,165
    Bovis Homes Group P.L.C....................................    875,787   6,571,485
   *Bwin.Party Digital Entertainment P.L.C.....................  2,344,508   5,892,402
  #*Carpetright P.L.C..........................................    176,546   1,718,893
    Carphone Warehouse Group P.L.C.............................     35,289      74,934
    Centaur Media P.L.C........................................    556,967     288,351
    Chime Communications P.L.C.................................    227,852     806,145
    Churchill China P.L.C......................................     18,500      98,527
    Cineworld Group P.L.C......................................    142,305     468,903
   *Clinton Cards P.L.C........................................    740,506      96,141
    Creston P.L.C..............................................     13,626      13,486
    Daily Mail & General Trust P.L.C. Series A.................  1,081,766   7,310,810
    Debenhams P.L.C............................................  5,228,634   7,011,025
    Dignity P.L.C..............................................    214,913   2,930,664
   *Dixons Retail P.L.C........................................ 13,230,608   3,826,184
    Domino's Pizza UK & IRL P.L.C..............................    339,958   2,433,291
    Dunelm Group P.L.C.........................................    157,955   1,311,371
   *Enterprise Inns P.L.C......................................  1,930,996   1,928,004
    Euromoney Institutional Investor P.L.C.....................    292,779   3,730,862
   *Findel P.L.C...............................................  4,998,346     291,263
   *Forminster P.L.C...........................................     43,333       2,637
    French Connection Group P.L.C..............................    373,475     262,995
    Fuller Smith & Turner P.L.C................................    129,026   1,517,946
    Future P.L.C...............................................  1,301,863     214,085
    Games Workshop Group P.L.C.................................    101,889     937,572
    GKN P.L.C..................................................  3,414,280  11,292,644
    Greene King P.L.C..........................................  1,421,372  11,778,569
    Halfords Group P.L.C.......................................    792,627   3,539,585
    Haynes Publishing Group P.L.C..............................     14,703      46,524
    Headlam Group P.L.C........................................    330,383   1,575,649
    Henry Boot P.L.C...........................................    428,212     959,217
  #*HMV Group P.L.C............................................  1,482,545      90,223
    Home Retail Group P.L.C....................................  2,546,087   4,404,656
    Hornby P.L.C...............................................    154,220     231,766
   *Howden Joinery Group P.L.C.................................  2,054,730   4,074,672
    Huntsworth P.L.C...........................................    854,550     659,174
    Inchcape P.L.C.............................................  1,915,975  11,382,977
    Informa P.L.C..............................................  2,292,105  15,426,586
    ITV P.L.C..................................................  8,448,636  11,480,210
    JD Sports Fashion P.L.C....................................    120,013   1,597,420
    JD Wetherspoon P.L.C.......................................    462,380   3,043,620
    John Menzies P.L.C.........................................    244,534   2,585,024
   *Johnston Press P.L.C.......................................    507,412      47,807
    Kesa Electricals P.L.C.....................................  2,105,278   1,862,018
    Ladbrokes P.L.C............................................  3,578,739  10,422,240
    Laura Ashley Holdings P.L.C................................  1,500,394     571,427
    Lookers P.L.C..............................................  1,097,970   1,122,923
    Low & Bonar P.L.C..........................................    830,520     771,883
    Marston's P.L.C............................................  2,308,218   3,655,544
    Mecom Group P.L.C..........................................    274,098     667,353

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C..........................  1,048,561 $  8,269,228
   *Mitchells & Butlers P.L.C....................................    987,029    4,227,346
    MJ Gleeson Group P.L.C.......................................    195,875      361,947
   #Mothercare P.L.C.............................................    342,220      948,941
    N Brown Group P.L.C..........................................    862,304    3,208,132
   *Ocado Group P.L.C............................................    449,620      947,802
    Pace P.L.C...................................................  1,025,654    1,211,264
   *Pendragon P.L.C..............................................  2,557,216      612,448
    Persimmon P.L.C..............................................  1,177,634   12,010,988
    Photo-Me International P.L.C.................................      9,168        6,632
   *Punch Taverns P.L.C..........................................  2,380,301      377,870
   *Redrow P.L.C.................................................  1,485,274    2,967,475
    Restaurant Group P.L.C.......................................    786,551    3,586,558
    Rightmove P.L.C..............................................    378,372    9,466,824
    Smiths News P.L.C............................................    705,619    1,139,448
   *Spirit Pub Co. P.L.C.........................................  2,380,301    2,143,794
   *Sportech P.L.C...............................................    329,794      270,347
   *Sportingbet P.L.C............................................    143,224       77,901
   *Sports Direct International P.L.C............................    670,447    3,288,967
    St. Ives Group P.L.C.........................................    665,998      843,237
   *Stylo P.L.C..................................................     64,096        4,941
   *SuperGroup P.L.C.............................................     82,406      465,443
   *Tandem Group P.L.C. Non-Voting Shares........................    327,365           --
   *Taylor Wimpey P.L.C.......................................... 12,262,982   10,002,199
    Ted Baker P.L.C..............................................    149,926    2,180,296
    Thomas Cook Group P.L.C......................................  3,076,507    1,123,947
    Timeweave P.L.C..............................................     53,675       18,368
    Topps Tiles P.L.C............................................    810,881      520,008
   *Torotrak P.L.C...............................................     31,611       18,525
   *Trinity Mirror P.L.C.........................................  1,688,565      891,014
    TUI Travel P.L.C.............................................  1,299,691    4,030,446
    UBM P.L.C....................................................    920,989    8,813,896
    UTV Media P.L.C..............................................    230,855      569,728
    Vitec Group P.L.C. (The).....................................    160,303    1,743,600
   *Wagon P.L.C..................................................    237,979           --
    WH Smith P.LC................................................    620,413    5,306,612
    Whitbread P.L.C..............................................     87,749    2,745,102
    William Hill P.L.C...........................................  2,894,680   13,222,456
    Wilmington Group P.L.C.......................................    346,234      539,260
  #*Yell Group P.L.C.............................................  7,311,089      462,844
                                                                             ------------
Total Consumer Discretionary.....................................             299,237,562
                                                                             ------------
Consumer Staples -- (4.0%)
    A.G. Barr P.L.C..............................................    138,582    2,616,080
    Anglo-Eastern Plantations P.L.C..............................    108,153    1,404,502
    Booker Group P.L.C...........................................  3,421,263    4,387,019
    Britvic P.L.C................................................    928,016    5,757,791
    Cranswick P.L.C..............................................    202,347    2,643,993
    Dairy Crest Group P.L.C......................................    565,267    2,762,138
    Devro P.L.C..................................................    660,083    3,303,440
   *European Home Retail P.L.C...................................    109,256           --
    Fiberweb P.L.C...............................................    482,639      454,724
   *Greencore Group P.L.C........................................  1,476,557    1,695,512
    Greggs P.L.C.................................................    427,390    3,479,434
    Hilton Food Group, Ltd.......................................      2,827       13,065
   *McBride P.L.C................................................    832,651    1,716,588
   *McBride P.L.C. Redeemable B Shares........................... 16,653,020       27,026
   *Premier Foods P.L.C..........................................  7,951,806    2,098,409
    PZ Cussons P.L.C.............................................  1,287,639    6,946,810
    R.E.A. Holdings P.L.C........................................     49,523      559,529
    Tate & Lyle P.L.C............................................  1,074,000   12,038,743

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
Consumer Staples -- (Continued)
    Thorntons P.L.C..............................................   313,060 $   127,000
    Young & Co.'s Brewery P.L.C..................................    26,250     215,136
    Young & Co.'s Brewery P.L.C. Series A........................    13,436     134,745
                                                                            -----------
Total Consumer Staples...........................................            52,381,684
                                                                            -----------
Energy -- (5.0%)
   *Afren P.L.C.................................................. 3,944,497   8,635,726
    Anglo Pacific Group P.L.C....................................   440,799   2,290,246
   *Cadogan Petroleum P.L.C......................................   110,970      57,405
   *Cairn Energy P.L.C...........................................   275,480   1,543,516
   *EnQuest P.L.C................................................ 2,263,705   4,656,952
   *Essar Energy P.L.C...........................................   184,607     440,064
   *Exillon Energy P.L.C.........................................   146,023     329,305
    Fortune Oil P.L.C............................................ 6,170,225   1,083,669
   *Hardy Oil & Gas P.L.C........................................    74,296     179,459
   *Heritage Oil P.L.C...........................................   653,846   1,580,265
    Hunting P.L.C................................................   465,881   7,193,743
    James Fisher & Sons P.L.C....................................   172,090   1,573,030
    JKX Oil & Gas P.L.C..........................................   456,676   1,017,185
   *John Wood Group P.L.C........................................ 1,034,385  13,135,082
    Lamprell P.L.C...............................................   596,806   3,375,790
    Melrose Resources P.L.C......................................   336,039     661,673
   *Premier Oil P.L.C............................................ 1,895,355  11,534,115
   *Salamander Energy P.L.C......................................   605,065   2,445,244
   *Soco International P.L.C.....................................   897,595   4,375,497
   *UK Coal P.L.C................................................ 1,470,907     474,251
                                                                            -----------
Total Energy.....................................................            66,582,217
                                                                            -----------
Financials -- (13.0%)
    Aberdeen Asset Management P.L.C.............................. 2,820,342  12,939,383
    Admiral Group P.L.C..........................................    41,331     812,491
    Amlin P.L.C.................................................. 1,918,231  10,273,769
    Arbuthnot Banking Group P.L.C................................    48,497     378,822
    Ashmore Group P.L.C.......................................... 1,032,529   6,412,831
    Beazley P.L.C................................................ 2,130,433   4,904,121
    Brewin Dolphin Holdings P.L.C................................   962,833   2,555,277
   *Canaccord Financial, Inc.....................................    42,483     327,757
    Capital & Counties Properties P.L.C..........................   519,115   1,676,925
   *Capital & Regional P.L.C..................................... 1,493,345     812,228
    Catlin Group, Ltd............................................ 1,357,851   9,302,885
    Charles Stanley Group P.L.C..................................   126,349     594,548
    Charles Taylor Consulting P.L.C..............................   139,215     325,382
    Chesnara P.L.C...............................................   350,255   1,001,415
    Close Brothers Group P.L.C...................................   566,130   6,777,037
    Daejan Holdings P.L.C........................................    32,436   1,705,880
    Development Securities P.L.C.................................   460,015   1,231,792
   *DTZ Holdings P.L.C...........................................   224,770          --
    F&C Asset Management P.L.C................................... 1,990,200   2,175,286
   *GlobeOp Financial Services SA................................    24,996     196,797
    Hansard Global P.L.C.........................................    16,468      39,462
    Hardy Underwriting Group P.L.C...............................   165,306     743,134
    Hargreaves Lansdown P.L.C....................................   706,254   6,034,349
    Helical Bar P.L.C............................................   657,998   2,026,596
    Henderson Group P.L.C........................................ 3,898,443   7,670,110
    Hiscox, Ltd.................................................. 1,574,362  10,182,158
    ICAP P.L.C...................................................   567,290   3,496,668
    IG Group Holdings P.L.C...................................... 1,317,769   9,901,769
   *Industrial & Commercial Holdings P.L.C.......................     5,000         122
    Intermediate Capital Group P.L.C.............................   597,502   2,490,864
    International Personal Finance P.L.C.........................   711,644   3,091,521
    Investec P.L.C...............................................   239,236   1,379,738

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
Financials -- (Continued)
   *IP Group P.L.C...............................................   595,514 $  1,406,297
    Jardine Lloyd Thompson Group P.L.C...........................   492,564    5,621,020
    Jupiter Fund Management P.L.C................................   333,629    1,236,935
    Lancashire Holdings, Ltd.....................................   566,254    7,401,613
   *Liontrust Asset Management P.L.C.............................   129,935      244,211
    London Stock Exchange Group P.L.C............................   579,642   10,234,019
    LSL Property Services P.L.C..................................   139,150      553,573
   *MWB Group Holdings P.L.C.....................................   379,622       36,211
    Novae Group P.L.C............................................   212,950    1,279,553
    Phoenix Group Holdings P.L.C.................................    51,333      439,807
    Provident Financial P.L.C....................................   499,581    9,372,750
   *Puma Brandenburg, Ltd. Class A............................... 1,193,004       94,677
   *Puma Brandenburg, Ltd. Class B............................... 1,193,004       39,303
   *Quintain Estates & Development P.L.C......................... 1,276,465      793,048
    Rathbone Brothers P.L.C......................................   165,692    3,557,791
   *Raven Russia, Ltd............................................   219,459      221,688
    S&U P.L.C....................................................    21,140      257,310
    Safestore Holdings P.L.C.....................................   489,708      890,273
    Savills P.L.C................................................   543,867    3,157,366
    Shore Capital Group, Ltd.....................................   987,751      288,806
    St. James's Place P.L.C......................................   791,622    4,248,892
    St. Modwen Properties P.L.C..................................   630,419    1,717,367
    Tullett Prebon P.L.C.........................................   882,420    4,919,590
    Unite Group P.L.C............................................   665,867    2,110,905
   *Waterloo Investment Holdings, Ltd............................     5,979          679
                                                                            ------------
Total Financials.................................................            171,584,801
                                                                            ------------
Health Care -- (2.0%)
  #*Alizyme P.L.C................................................   660,805           --
    Assura Group, Ltd............................................    55,851       27,637
    Bioquell P.L.C...............................................    90,893      184,443
   *BTG P.L.C.................................................... 1,172,286    7,231,778
    Consort Medical P.L.C........................................   116,271    1,251,318
    Corin Group P.L.C............................................   126,637       86,153
    Dechra Pharmaceuticals P.L.C.................................   245,802    1,844,154
    Genus P.L.C..................................................   225,969    5,180,307
    Hikma Pharmaceuticals P.L.C..................................   542,990    5,534,857
   *Optos P.L.C..................................................    51,912      216,653
   *Oxford Biomedica P.L.C....................................... 2,821,652      182,825
   *Renovo Group P.L.C...........................................    87,461       23,785
   *Southern Cross Healthcare Group P.L.C........................   191,826           --
    Synergy Health P.L.C.........................................   196,311    2,648,140
   *Vectura Group P.L.C.......................................... 1,369,461    1,580,787
                                                                            ------------
Total Health Care................................................             25,992,837
                                                                            ------------
Industrials -- (29.3%)
   *AEA Technology Group P.L.C...................................   539,970        2,377
   #Air Partner P.L.C............................................    37,086      161,940
    Alumasc Group P.L.C..........................................   124,366      147,167
    Ashtead Group P.L.C.......................................... 2,124,586    8,519,032
   *Autologic Holdings P.L.C.....................................    80,000       15,587
    Avon Rubber P.L.C............................................    27,994      128,578
    Babcock International Group P.L.C............................ 1,446,405   19,522,264
    Balfour Beatty P.L.C......................................... 2,850,059   12,077,514
    BBA Aviation P.L.C........................................... 2,792,163    8,954,960
    Berendsen P.L.C..............................................   715,877    5,986,458
    Bodycote P.L.C............................................... 1,253,236    8,655,246
    Braemar Shipping Services P.L.C..............................    81,108      500,530
    Brammer P.L.C................................................   200,679    1,197,190
    Bunzl P.L.C..................................................   227,489    3,779,766
    Camellia P.L.C...............................................     2,481      392,834

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 SHARES     VALUE++
                                                                --------- -----------
Industrials -- (Continued)
   *Cape P.L.C.................................................   363,107 $ 2,222,167
    Carillion P.L.C............................................ 1,787,034   8,464,385
    Carr's Milling Industries P.L.C............................    35,330     480,515
    Castings P.L.C.............................................   162,757     774,456
    Chemring Group P.L.C.......................................   783,476   4,153,127
    Clarkson P.L.C.............................................    61,518   1,348,073
    Cobham P.L.C............................................... 3,906,025  14,362,374
    Communisis P.L.C...........................................   561,133     321,295
   *Connaught P.L.C............................................   307,612          --
    Cookson Group P.L.C........................................ 1,142,420  13,457,785
    Costain Group P.L.C........................................   139,449     503,773
    De La Rue P.L.C............................................   395,446   6,265,242
    easyJet P.L.C..............................................   633,080   5,097,038
   *Eleco P.L.C................................................    80,000      12,078
    Fenner P.L.C...............................................   719,811   5,267,783
    Firstgroup P.L.C........................................... 1,795,903   5,678,387
    Galliford Try P.L.C........................................   234,108   2,481,720
    Go-Ahead Group P.L.C.......................................   175,277   3,243,883
   *Hampson Industries P.L.C...................................   712,146      32,808
    Harvey Nash Group P.L.C....................................     8,623       8,488
    Hays P.L.C................................................. 5,445,665   7,902,509
   *Helphire P.L.C.............................................   956,560      24,257
    Hogg Robinson Group P.L.C..................................   184,500     209,690
    Homeserve P.L.C............................................ 1,162,452   4,764,139
    Hyder Consulting P.L.C.....................................   171,164   1,096,503
    IMI P.L.C.................................................. 1,016,818  16,334,097
   *Impellam Group P.L.C.......................................    34,877     198,186
    Interserve P.L.C...........................................   534,834   2,482,362
    Intertek Group P.L.C.......................................   456,070  18,620,838
    Invensys P.L.C............................................. 2,433,434   8,778,406
    ITE Group P.L.C............................................ 1,059,501   3,885,498
    J. Smart & Co. (Contractors) P.L.C.........................   112,500     140,585
    Keller Group P.L.C.........................................   276,404   2,019,523
    Kier Group P.L.C...........................................   158,245   2,995,617
    Latchways P.L.C............................................    36,248     627,061
    Lavendon Group P.L.C.......................................   505,550     989,524
    Management Consulting Group P.L.C.......................... 1,290,496     806,822
   *Mears Group P.L.C..........................................   222,233     944,308
    Meggitt P.L.C.............................................. 2,409,961  15,981,325
    Melrose P.L.C.............................................. 1,583,124  11,233,829
    Michael Page International P.L.C........................... 1,310,832   8,857,530
    Mitie Group P.L.C.......................................... 1,286,774   6,092,917
    Morgan Crucible Co. P.L.C.................................. 1,269,032   6,696,179
    Morgan Sindall Group P.L.C.................................   169,608   1,835,182
   *Mouchel Group P.L.C........................................   384,192      35,915
    National Express Group P.L.C............................... 1,701,575   5,985,555
   *Northgate P.L.C............................................   473,070   1,528,791
    PayPoint P.L.C.............................................   118,327   1,228,349
    Porvair P.L.C..............................................   146,460     321,305
    Qinetiq P.L.C.............................................. 2,578,807   6,404,953
    Regus P.L.C................................................ 3,337,697   5,785,997
   *Renold P.L.C...............................................    76,071      38,908
   *Rentokil Initial P.L.C..................................... 6,788,052   9,547,632
    Ricardo P.L.C..............................................   217,815   1,220,966
   *Richmond Oil & Gas P.L.C...................................   220,000          --
    Robert Walters P.L.C.......................................   387,999   1,608,847
    Rotork P.L.C...............................................   366,679  13,138,331
    RPS Group P.L.C............................................   843,448   3,245,804
    Senior P.L.C............................................... 1,762,689   6,094,711
    Severfield-Rowen P.L.C.....................................   371,550   1,117,407
    Shanks Group P.L.C......................................... 1,786,148   2,684,379

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 SHARES           VALUE++
                                                                ---------       ------------
Industrials -- (Continued)
    SIG P.L.C.................................................. 2,182,954       $  3,732,992
    Speedy Hire P.L.C.......................................... 1,274,296            569,757
    Spirax-Sarco Engineering P.L.C.............................   320,648         12,004,620
    Stagecoach Group P.L.C..................................... 1,718,521          6,918,641
    Sthree P.L.C...............................................   330,670          1,858,972
    T. Clarke P.L.C............................................   147,457            119,402
    Tarsus Group P.L.C.........................................   212,372            496,543
    Travis Perkins P.L.C.......................................   922,110         15,731,933
    Tribal Group P.L.C.........................................   136,644            164,919
   *Trifast P.L.C..............................................   359,985            284,863
    UK Mail Group P.L.C........................................   197,261            735,830
    Ultra Electronics Holdings P.L.C...........................   285,303          7,799,775
   #Volex P.L.C................................................   229,354            978,263
    Vp P.L.C...................................................   167,297            704,037
   *Wincanton P.L.C............................................   479,763            397,228
    WS Atkins P.L.C............................................   501,683          5,924,848
    WSP Group P.L.C............................................   276,589          1,128,658
    XP Power, Ltd..............................................    73,546          1,401,354
                                                                                ------------
Total Industrials..............................................                  388,674,192
                                                                                ------------
Information Technology -- (10.8%)
    Acal P.L.C.................................................   104,729            341,207
    Anite P.L.C................................................ 1,166,924          2,347,019
    Aveva Group P.L.C..........................................   289,692          7,844,105
    Computacenter P.L.C........................................   446,179          3,007,389
    CSR P.L.C..................................................   779,720          2,917,935
    Dialight P.L.C.............................................   111,362          1,883,495
    Diploma P.L.C..............................................   487,042          3,626,272
    Domino Printing Sciences P.L.C.............................   460,263          4,467,239
    E2V Technologies P.L.C.....................................   386,890            921,850
    Electrocomponents P.L.C.................................... 1,730,514          6,404,714
    Fidessa Group P.L.C........................................   138,383          3,480,326
    Halma P.L.C................................................ 1,549,740         10,191,618
   *Imagination Technologies Group P.L.C.......................   961,901         10,731,597
   *Innovation Group P.L.C..................................... 3,208,091          1,108,404
    Kewill P.L.C...............................................   368,863            451,734
   *Kofax P.L.C................................................   317,667          1,476,246
    Laird P.L.C................................................   917,292          3,219,981
    Logica P.L.C............................................... 6,339,968          8,022,565
    Micro Focus International P.L.C............................   538,398          4,065,324
   *Misys P.L.C................................................ 1,604,251          9,085,315
    Moneysupermarket.com Group P.L.C...........................   510,565          1,105,285
    NCC Group P.L.C............................................     6,988            100,550
    Oxford Instruments P.L.C...................................   217,414          4,319,844
    Phoenix IT Group, Ltd......................................   204,552            654,472
    Premier Farnell P.L.C...................................... 1,467,203          5,119,952
    Psion P.L.C................................................   500,223            447,874
    PV Crystalox Solar P.L.C...................................   956,033             70,218
    Renishaw P.L.C.............................................   188,423          4,432,678
   *RM P.L.C...................................................   363,499            489,316
    SDL P.L.C..................................................   341,666          3,951,975
    Spectris P.L.C.............................................   515,234         15,775,629
    Spirent Communications P.L.C............................... 2,633,737          7,269,040
   *Telecity Group P.L.C.......................................   656,917          8,609,772
    TT electronics P.L.C.......................................   643,621          1,985,001
    Vislink P.L.C..............................................   274,226            155,804
   *Wolfson Microelectronics P.L.C.............................   504,759          1,454,394
    Xaar P.L.C.................................................   251,590            918,754
   *Xchanging P.L.C............................................   730,123          1,197,936
                                                                                ------------
Total Information Technology...................................                  143,652,829
                                                                                ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    SHARES      VALUE++
                                                   --------- --------------
Materials -- (7.9%)
    African Barrick Gold, Ltd.....................   336,355 $    1,963,752
   *Allied Gold Mining P.L.C......................    37,828         73,051
    British Polythene Industries P.L.C............   102,332        556,560
    Carclo P.L.C..................................   216,209      1,357,587
   *Centamin P.L.C................................ 3,135,155      3,500,427
    Croda International P.L.C.....................   508,309     18,410,337
    DS Smith P.L.C................................ 4,475,611     12,191,635
    Elementis P.L.C............................... 1,966,934      6,641,571
    Ferrexpo P.L.C................................   888,830      4,227,640
    Filtrona P.L.C................................   770,811      5,812,254
   *Gem Diamonds, Ltd.............................   424,075      1,784,666
    Hill & Smith Holdings P.L.C...................   293,273      1,571,173
    Hochschild Mining P.L.C.......................   647,638      5,290,643
   *International Ferro Metals, Ltd...............   423,652        113,007
   *Inveresk P.L.C................................   125,000             --
    Lonmin P.L.C..................................   217,348      3,689,101
    Marshalls P.L.C...............................   722,366      1,092,493
    Mondi P.L.C................................... 1,236,260     11,495,279
   *Namakwa Diamonds, Ltd.........................     6,057            344
    New World Resources P.L.C. Series A...........   132,319        874,215
    Petropavlovsk P.L.C...........................   646,643      5,017,261
    RPC Group P.L.C...............................   647,744      3,883,118
   *Talvivaara Mining Co. P.L.C...................   418,283      1,243,557
    Umeco P.L.C...................................   196,406      1,836,243
    Victrex P.L.C.................................   340,523      8,024,423
    Yule Catto & Co. P.L.C........................   962,661      3,636,437
    Zotefoams P.L.C...............................    96,852        284,503
                                                             --------------
Total Materials...................................              104,571,277
                                                             --------------
Telecommunication Services -- (2.4%)
    Cable & Wireless Communications P.L.C......... 9,400,024      5,030,757
    Cable & Wireless Worldwide P.L.C.............. 6,594,754      3,797,882
   *Colt Group SA................................. 1,287,437      2,223,147
   *Inmarsat P.L.C................................ 1,585,110     11,310,909
    Kcom Group P.L.C.............................. 2,643,350      3,046,315
    TalkTalk Telecom Group P.L.C.................. 1,776,695      3,676,880
    Telecom Plus P.L.C............................   265,603      2,945,918
                                                             --------------
Total Telecommunication Services..................               32,031,808
                                                             --------------
Utilities -- (2.3%)
    Dee Valley Group P.L.C........................    12,109        255,717
    Drax Group P.L.C.............................. 1,492,564     13,151,706
    Pennon Group P.L.C............................ 1,434,955     17,133,247
                                                             --------------
Total Utilities...................................               30,540,670
                                                             --------------
TOTAL COMMON STOCKS...............................            1,315,249,877
                                                             --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
    R.E.A. Holdings P.L.C.........................     5,414          9,711
                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
   *Dechra Pharmaceuticals P.L.C. Rights 05/15/12.    73,741        187,888
   *Redrow P.L.C. Rights 05/08/12.................   222,791             --
   *SFI Holdings, Ltd. Litigation Certificate.....    26,713             --
   *Ultraframe P.L.C. Litigation Notes............   319,285             --
                                                             --------------
TOTAL RIGHTS/WARRANTS.............................                  187,888
                                                             --------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT        VALUE+
                                                                                             ---------- --------------
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S) @DFA Short Term Investment Fund.........................................................  6,000,000 $    6,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralizedby
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $2,811,775) to be
     repurchased at $2,756,658.............................................................. $    2,757      2,756,642
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 8,756,642
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,141,647,483).....................................................................            $1,324,204,118
                                                                                                        ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                SHARES    VALUE++
                                                                ------- -----------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)..............................................
    Agrana Beteiligungs AG.....................................  17,322 $ 1,947,255
   *A-TEC Industries AG........................................  21,828          --
    Atrium European Real Estate, Ltd........................... 451,221   2,199,972
   *Austria Email AG...........................................     715       6,147
   *Austria Technologie & Systemtechnik AG.....................  38,888     494,080
    BKS Bank AG................................................   3,120      72,687
   #BWT AG.....................................................  35,118     615,615
  #*CA Immobilien Anlagen AG................................... 163,483   1,853,041
   *Constantia Packaging AG Escrow Shares......................  18,095          --
   *DO & CO Restaurants & Catering AG..........................   1,612      66,207
   *EAG-Beteiligungs AG........................................   1,650         666
   #EVN AG..................................................... 118,940   1,547,261
   #Flughafen Wien AG..........................................  44,208   1,969,138
    Frauenthal Holding AG......................................  12,084     169,624
   *Intercell AG............................................... 119,113     403,115
    Josef Manner & Co. AG......................................     870      61,611
   *Kapsch TrafficCom AG.......................................  19,322   1,726,906
  #*Lenzing AG.................................................  38,554   3,982,300
   #Mayr-Melnhof Karton AG.....................................  33,159   3,380,259
    Oberbank AG................................................  37,973   2,392,756
    Oesterreichischen Post AG.................................. 129,320   4,587,076
   #Palfinger AG...............................................  52,504   1,279,181
   *Polytec Holding AG.........................................  71,246     660,029
   #RHI AG.....................................................  98,844   2,606,862
    Rosenbauer International AG................................  13,833     822,065
  #*S IMMO AG.................................................. 204,406   1,166,267
   *S&T System Integration & Technology Distribution AG........   6,318      18,412
   #Schoeller-Bleckmann Oilfield Equipment AG..................  43,063   3,843,222
  #*Semperit Holding AG........................................  42,296   1,821,935
    Strabag SE................................................. 101,540   2,717,973
    UBM Realitaetenentwicklung AG..............................   1,440      49,545
    Uniqa Versicherungen AG.................................... 184,842   3,192,567
   *Warimpex Finanz und Beteiligungs AG........................  10,047      13,901
   #Wienerberger AG............................................ 418,228   4,886,696
    Wolford AG.................................................  11,252     347,453
    Zumtobel AG................................................ 128,443   1,769,401
                                                                        -----------
TOTAL AUSTRIA..................................................          52,671,225
                                                                        -----------
BELGIUM -- (2.9%)
   *Ablynx NV..................................................  69,930     270,970
    Ackermans & van Haaren NV.................................. 102,814   8,817,758
   *Agfa-Gevaert NV............................................ 602,872   1,319,413
   *Arseus NV..................................................  83,395   1,411,632
    Atenor Group NV............................................   4,124     161,623
    Banque Nationale de Belgique SA............................     952   2,773,161
    Barco NV...................................................  55,666   3,695,456
   #Bekaert NV................................................. 113,777   3,379,226
    Co.Br.Ha Societe Commerciale de Brasserie SA...............     115     228,369
    Compagnie d'Entreprises SA.................................  41,428   2,389,997
   *Compagnie du Bois Sauvage SA...............................      87           9
    Compagnie Immobiliere de Belgique SA.......................  10,535     397,274
    Compagnie Maritime Belge SA................................  64,746   1,507,495
   *Deceuninck NV.............................................. 268,523     405,056
   *Devgen NV..................................................  58,690     381,008
    D'Ieteren SA............................................... 129,060   5,698,127
    Duvel Moorgat SA...........................................   8,799     914,792
    Econocom Group SA..........................................  65,485   1,493,438
    Elia System Operator SA.................................... 124,286   5,315,893

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                SHARES    VALUE++
                                                                ------- -----------
BELGIUM -- (Continued)
   *Euronav SA.................................................  87,288 $   815,094
    EVS Broadcast Equipment SA.................................  51,147   2,563,739
    Exmar NV................................................... 132,340   1,024,374
    Floridienne SA.............................................   2,033     269,730
   *Galapagos NV...............................................  89,614   1,368,895
    Gimv NV....................................................  12,481     611,370
    Hamon & Compagnie International SA.........................   4,148      88,609
    Henex SA...................................................   2,979     170,191
    Image Recognition Integrated Systems (I.R.I.S.) SA.........   6,284     256,042
   *Ion Beam Applications SA...................................  79,751     521,894
    Jensen-Group NV............................................  12,030     126,644
   *Kinepolis Group NV.........................................  18,515   1,724,800
    Lotus Bakeries NV..........................................   1,361     893,834
    Melexis NV.................................................  93,665   1,650,445
   *Mobistar SA................................................  64,075   2,426,201
    Nyrstar NV................................................. 599,376   4,924,046
  #*Picanol NV.................................................  16,620     238,096
   *RealDolmen NV (5529094)....................................     120          20
   *RealDolmen NV (B3M0622)....................................   7,428     172,296
    Recticel SA................................................  78,260     616,480
    Resilux SA.................................................   4,095     278,609
    Rosier SA..................................................     655     212,631
    Roularta Media Group NV....................................   8,511     179,833
   *SAPEC SA...................................................   3,531     174,783
    Sioen Industries NV........................................  52,140     363,983
    Sipef NV...................................................  28,693   2,646,708
    Softimat SA................................................  24,253     129,415
   *Spector Photo Group SA.....................................   8,349       2,530
    Telenet Group Holding NV...................................     606      26,020
    Ter Beke NV................................................   2,260     155,688
    Tessenderlo Chemie NV...................................... 107,469   3,406,989
   *ThromboGenics NV........................................... 122,252   3,843,809
   *TiGenix NV.................................................  22,164      16,427
   #Van de Velde NV............................................  31,984   1,558,014
    VPK Packaging Group SA.....................................  12,084     474,763
                                                                        -----------
TOTAL BELGIUM..................................................          74,493,699
                                                                        -----------
DENMARK -- (2.9%)
   *Aktieselskabet Skjern Bank A.S.............................   3,276      51,286
    Alk-Abello A.S.............................................  25,725   1,856,176
   *Alm. Brand A.S............................................. 466,665     938,552
   *Amagerbanken A.S........................................... 647,900          --
    Ambu A.S. Series B.........................................  24,493     636,671
   *Arkil Holdings A.S. Series B...............................     736      56,312
    Auriga Industries A.S. Series B............................  96,829   1,283,368
  #*Bang & Olufsen Holdings A.S................................ 138,857   1,693,839
  #*Bavarian Nordic A.S........................................  96,869     863,037
    BoConcept Holding A.S......................................   5,650     112,696
    Brodrene Hartmann A.S. Series B............................  11,730     226,781
   *Brondbyernes IF Fodbold A.S. Series B......................  12,924      34,257
    D/S Norden A.S............................................. 110,869   3,146,598
   *Dalhoff Larsen & Horneman A.S..............................  40,950      44,863
   *Dantherm Holding A.S.......................................   1,326       4,368
    DFDS A.S...................................................  18,568   1,076,830
   *Djursland Bank A.S.........................................   8,970     205,819
    East Asiatic Co., Ltd. A.S.................................  55,571   1,529,459
   *F.E. Bording A.S...........................................     600      58,183
   *Fionia Holding A.S.........................................  17,880          --
    Fluegger A.S. Series B.....................................   4,198     258,034
   *Genmab A.S................................................. 140,715   1,125,239
    GN Store Nord A.S.......................................... 803,034   9,009,020

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                SHARES    VALUE++
                                                                ------- -----------
DENMARK -- (Continued)
   *GPV Industri A.S. Series B.................................   2,200 $    11,743
   *Greentech Energy Systems A.S...............................   6,506      14,261
    Gronlandsbanken A.S........................................     768      60,198
   *H&H International A.S. Series B............................  17,280     124,399
    Harboes Bryggeri A.S.......................................  12,252     195,327
    Hojgaard Holding A.S. Series B.............................   2,739      49,217
   #IC Companys A.S............................................  35,278     718,875
   *Incentive A.S..............................................   3,575      11,768
    Jeudan A.S.................................................   4,620     357,784
   *Jyske Bank A.S............................................. 179,323   5,618,988
    Lan & Spar Bank A.S........................................   5,150     253,825
   *Lastas A.S. Series B.......................................  10,343      42,015
   *Lollands Bank A.S..........................................     248       5,120
   *Mols-Linien A.S............................................  25,307      86,763
  #*NeuroSearch A.S............................................  79,539     148,233
   #NKT Holding A.S............................................  92,105   4,494,650
    Nordjyske Bank A.S.........................................  17,600     212,861
    Norresundby Bank A.S.......................................   7,350     193,660
    North Media A.S............................................  36,665     150,298
   *Ostjydsk Bank A.S..........................................   3,305     155,988
   *Pandora A.S................................................ 154,882   1,636,360
  #*Parken Sport & Entertainment A.S...........................  33,556     484,223
    Per Aarsleff A.S. Series B.................................   7,213     560,107
    Ringkjoebing Landbobank A.S................................  17,328   2,174,244
    Roblon A.S. Series B.......................................     540      68,781
    Rockwool International A.S. Series B.......................  24,854   2,371,548
   #Royal Unibrew A.S..........................................  40,267   2,873,882
   *Salling Bank A.S...........................................     430      19,542
    Schouw & Co. A.S...........................................  74,017   1,679,611
    SimCorp A.S................................................  19,486   3,475,850
   *Sjaelso Gruppen A.S........................................  15,337       9,200
   *SKAKO A.S..................................................   1,177       6,470
    Solar Holdings A.S. Series B...............................  21,217   1,144,359
   *Spar Nord Bank A.S......................................... 255,166   1,081,093
   *Sparbank A.S...............................................  10,930      77,892
   *Sparekassen Faaborg A.S....................................   1,972      89,524
   *Sydbank A.S................................................ 279,299   4,857,518
    Thrane & Thrane A.S........................................  16,739   1,269,097
    Tivoli A.S.................................................     969     523,461
  #*TK Development A.S......................................... 153,640     410,555
   *Topdanmark A.S.............................................  53,386   9,159,428
   *TopoTarget A.S............................................. 499,213     250,649
   *Topsil Semiconductor Materials A.S......................... 194,350      15,559
   *Torm A.S................................................... 123,250      45,109
    United International Enterprises A.S.......................   5,321     822,758
  #*Vestas Wind Systems A.S.................................... 340,700   3,002,950
   *Vestjysk Bank A.S..........................................  29,541      83,858
                                                                        -----------
TOTAL DENMARK..................................................          75,310,989
                                                                        -----------
FINLAND -- (5.7%)
   *Ahlstrom Oyj...............................................  22,304     402,923
   *Aktia Oyj Series A.........................................  14,830     103,793
    Alma Media Oyj............................................. 277,852   1,882,842
    Amer Sports Oyj............................................ 438,831   6,243,615
    Aspo Oyj...................................................  83,192     754,644
    Atria P.L.C................................................  21,602     172,638
   *Bank of Aland P.L.C. Series B..............................  22,078     274,559
    BasWare Oyj................................................  34,550   1,026,202
  #*Biotie Therapies Corp. Oyj................................. 804,486     480,572
    Cargotec Oyj Series B...................................... 134,915   4,645,529
    Citycon Oyj................................................ 761,205   2,521,613

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES     VALUE++
                                                                --------- -----------
FINLAND -- (Continued)
   *Componenta Oyj.............................................    34,813 $   163,329
    Comptel P.L.C..............................................   337,600     263,628
   #Cramo Oyj..................................................   148,755   2,280,975
    Digia P.L.C................................................    55,020     207,201
    Efore Oyj..................................................   114,965     115,610
   *Elcoteq SE.................................................     3,041          --
   *Elektrobit Corp. Oyj.......................................    16,849      14,465
   #Elisa Oyj..................................................   494,801  11,158,479
    eQ P.L.C...................................................    67,120     161,117
    Etteplan Oyj...............................................    62,600     203,600
  #*Finnair Oyj................................................   283,803     818,580
   *Finnlines Oyj..............................................   124,906   1,157,068
    Fiskars Oyj Abp............................................   181,663   3,885,379
   *F-Secure Oyj...............................................   463,536   1,029,181
   *GeoSentric Oyj.............................................   244,900       3,242
   *Glaston Oyj Abp............................................   131,940      80,324
   #HKScan Oyj Series A........................................   101,202     586,672
   #Huhtamaki Oyj..............................................   365,393   5,798,911
    Ilkka-Yhtyma Oyj...........................................    61,503     484,060
    KCI Konecranes Oyj.........................................   245,559   7,480,806
   #Kemira Oyj.................................................   395,647   5,020,751
   #Kesko Oyj Series B.........................................    76,731   2,052,348
    Laennen Tehtaat Oyj........................................    18,920     356,229
    Lassila & Tikanoja Oyj.....................................   134,457   1,893,603
   #Lemminkainen Oyj...........................................    22,983     582,578
  #*Mesta Board Oyj............................................ 1,549,706   4,263,819
   *Neo Industrial Oyj.........................................    15,727      41,650
    Neste Oil Oyj..............................................   285,400   3,377,223
    Nordic Aluminium Oyj.......................................    10,440     373,426
    Okmetic Oyj................................................    54,904     400,683
    Olvi Oyj Series A..........................................    62,708   1,486,267
    Oriola-KD Oyj Series A.....................................     5,045      13,075
    Oriola-KD Oyj Series B.....................................   383,077     924,928
    Orion Oyj Series A.........................................   130,349   2,666,128
    Orion Oyj Series B.........................................   344,811   7,033,700
  #*Outokumpu Oyj.............................................. 3,488,317   5,675,103
    Outotec Oyj................................................   163,942   8,828,275
   *PKC Group Oyj..............................................    61,617   1,367,680
   #Pohjola Bank P.L.C. Series A...............................   331,849   3,571,364
    Ponsse Oyj.................................................    25,697     267,006
    Poyry Oyj..................................................   187,165   1,496,275
    Raisio P.L.C. Series V.....................................   518,254   1,667,761
    Ramirent Oyj...............................................   314,761   2,970,785
    Rapala VMC Oyj.............................................   113,258     843,067
   #Rautaruukki Oyj Series K...................................   323,076   3,046,484
    Raute Oyj Series A.........................................    10,298     120,205
   *Ruukki Group Oyj...........................................   604,909     679,476
    Saga Furs Oyj..............................................    11,244     240,007
  #*Sanoma Oyj.................................................   312,032   3,262,941
   *Scanfil P.L.C..............................................   123,479     122,587
    Sievi Capital P.L.C........................................   123,479     171,479
    SRV Group P.L.C............................................     7,277      40,986
    Stockmann Oyj Abp Series A.................................    43,914   1,028,150
   #Stockmann Oyj Abp Series B.................................   112,363   2,514,483
   *Stonesoft Oyj..............................................     6,140      11,374
    Technopolis Oyj............................................   248,028   1,327,150
    Teleste Oyj................................................    53,559     301,683
   #Tieto Oyj..................................................   291,983   5,141,873
    Tikkurila Oyj..............................................   136,287   2,768,629
    Tulikivi Oyj...............................................    54,813      47,164
   #Uponor Oyj Series A........................................   219,676   2,874,902

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                SHARES    VALUE++
                                                                ------- ------------
FINLAND -- (Continued)
   #Vacon Oyj..................................................  45,190 $  2,369,721
    Vaisala Oyj Series A.......................................  39,132      832,174
    Viking Line Abp............................................  10,366      261,505
    Yit Oyj.................................................... 414,815    8,914,555
                                                                        ------------
TOTAL FINLAND..................................................          147,652,809
                                                                        ------------
FRANCE -- (9.0%)
    ABC Arbitrage SA...........................................  22,399      204,237
  #*Air France-KLM............................................. 286,881    1,378,618
    Akka Technologies SA.......................................  12,641      407,764
    Ales Groupe SA.............................................  31,615      585,035
   *Altamir Amboise SA.........................................  73,093      653,983
    Alten, Ltd.................................................  68,924    2,005,270
  #*Altran Technologies SA..................................... 676,432    3,982,825
   #April SA...................................................  74,171    1,389,113
  #*Archos SA..................................................  75,094      511,069
    Arkema SA.................................................. 100,646    8,926,181
  #*Artprice.com SA............................................   7,433      263,711
   #Assystem...................................................  55,571    1,175,780
   *Atari SA................................................... 102,420      175,867
    AtoS SA....................................................  41,865    2,697,804
    Aubay SA...................................................  10,285       66,635
    Audika SA..................................................  21,251      313,599
   #Aurea SA...................................................   3,551       25,288
    Avenir Telecom SA..........................................  17,841       13,188
   *Axway Software SA..........................................  22,982      577,900
   *Baccarat SA................................................   1,090      219,367
    Banque Tarneaud SA.........................................   1,430      176,813
   #Beneteau SA................................................ 179,820    1,943,674
  #*Bigben Interactive SA......................................  10,448      101,386
   *BioAlliance Pharma SA......................................  45,552      221,619
    Boiron SA..................................................  28,682      882,853
    Boizel Chanoine Champagne SA...............................   7,266      398,965
    Bonduelle SCA..............................................  13,776    1,327,882
    Bongrain SA................................................  34,266    2,177,669
   #Bourbon SA................................................. 183,342    5,370,132
   *Boursorama SA..............................................  63,019      451,035
   *Bull SA.................................................... 309,488    1,150,842
    Burelle SA.................................................   3,866    1,038,726
    Cafom SA...................................................   4,919       45,195
   *Catering International Services SA.........................     559       61,428
    CBo Territoria SA..........................................  17,193       63,569
    Cegedim SA.................................................  16,591      539,788
    Cegid Group................................................  16,629      332,333
   *CFAO SA....................................................  70,758    3,049,077
    Cie des Alpes..............................................   5,910      119,539
   *Cie Generale de Geophysique--Veritas SA....................   7,137      204,673
   #Ciments Francais SA........................................   6,634      425,305
   *Club Mediterranee SA.......................................  87,116    1,670,640
    Compagnie Industrielle et Financiere D'Entreprises SA......   1,200       86,570
   *CS Communication & Systemes SA.............................   4,372       20,565
    Damartex SA................................................  20,856      421,120
    Derichebourg SA............................................ 548,515    1,624,928
   *Devoteam SA................................................  23,379      368,098
   *Dynaction SA...............................................  11,643       85,712
   *Eiffage SA.................................................  51,191    1,742,631
    Electricite de Strasbourg SA...............................  21,886    3,039,024
    Entrepose Contracting SA...................................   3,483      458,909
    Esso SA Francaise..........................................   9,411      777,434
    Establissements Maurel et Prom SA.......................... 326,408    5,436,045
   *Etam Developpement SA......................................   1,949       32,950

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE++
                                                                --------- ----------
FRANCE -- (Continued)
    Euler Hermes SA............................................    40,320 $2,857,470
   *Euro Disney SCA............................................   138,383    744,578
   *Eurofins Scientific SA.....................................    19,434  2,298,575
    Exel Industries SA Series A................................    10,680    508,794
   *Faiveley Transport SA......................................    21,104  1,165,964
    Faurecia SA................................................   112,901  2,426,057
   #Fimalac SA.................................................    31,490  1,257,745
    Fleury Michon SA...........................................     4,694    193,913
   *GameLoft SA................................................   153,330    952,911
   *Gascogne SA................................................     6,907    156,597
    Gaumont SA.................................................    13,980    843,189
    GEA SA.....................................................     1,000     88,667
  #*GECI International SA......................................    59,392    171,667
    Gemalto NV.................................................   100,369  7,476,909
    Gevelot SA.................................................     3,584    280,345
   *GFI Informatique SA........................................   136,907    552,621
    GL Events SA...............................................    21,468    479,516
    GPE Groupe Pizzorno SA.....................................     5,200     65,422
   *Groupe Crit SA.............................................    24,255    465,746
    Groupe Flo SA..............................................    29,358    153,507
   *Groupe Go Sport SA.........................................     1,125      6,670
    Groupe Gorge SA............................................    18,510    195,650
    Groupe Guillin SA..........................................     1,061     73,098
   *Groupe Open SA.............................................    27,590    211,295
  #*Groupe Partouche SA........................................    61,786    107,760
    Groupe Steria SCA..........................................    86,854  1,719,819
   *Guerbet SA.................................................     6,577    596,131
    Guyenne et Gascogne SA.....................................    25,083  2,699,080
   *Haulotte Group SA..........................................    61,352    653,579
   #Havas SA................................................... 1,237,226  7,002,843
  #*Hi-Media SA................................................   116,838    357,471
   *Idsud SA...................................................     2,227     67,165
    Ingenico SA................................................   120,417  6,333,985
   #Interparfums SA............................................    17,257    491,849
   *Ipsen SA...................................................    61,464  1,638,298
    Ipsos SA...................................................    95,247  3,089,497
   *Jacquet Metal Service SA...................................    48,141    665,820
   *Kaufman & Broad SA.........................................       864     16,323
    Korian SA..................................................     8,204    132,374
    L.D.C. SA..................................................        19      2,142
    Laurent-Perrier SA.........................................    12,546  1,266,648
    Lectra SA..................................................    83,499    475,022
    Lisi SA....................................................    16,907  1,265,351
   *LVL Medical Groupe SA......................................    18,786    291,663
    M6 Metropole Television SA.................................   160,626  2,467,949
    Maisons France Confort SA..................................    11,538    318,256
  #*Manitou BF.................................................    48,911  1,073,330
    Manutan International SA...................................    14,553    621,331
   *Maurel et Prom Nigeria SA..................................   323,678    899,748
   *Medica SA..................................................    98,227  1,519,127
    Mersen SA..................................................    64,007  2,121,557
    MGI Coutier SA.............................................     2,753    126,247
   *Modelabs Group SA..........................................         6         31
    Montupet SA................................................     8,127     54,209
   #Mr. Bricolage SA...........................................    30,731    422,793
    Naturex SA.................................................    12,810    830,160
   #Neopost SA.................................................   100,958  5,810,381
    Nexans SA..................................................   131,823  6,606,825
    Nexity SA..................................................    85,691  2,440,259
   *NextRadioTV SA.............................................     3,451     62,232
  #*NicOx SA...................................................   245,527    773,541

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
   Norbert Dentressangle SA.................................  20,989 $1,737,713
  *NRJ Group SA.............................................  30,877    242,035
  #Oeneo SA................................................. 113,285    345,401
  #Orpea SA................................................. 101,314  3,398,705
   Osiatis SA...............................................     685      5,456
   PagesJaunes Groupe SA.................................... 384,634  1,104,292
   Paris Orleans SA.........................................   1,401     31,387
  *Parrot SA................................................  23,860    720,869
   Pierre & Vacances SA.....................................  18,411    547,503
   Plastic Omnium SA........................................  96,698  2,529,426
   Plastivaloire SA.........................................   4,552     97,576
   PSB Industries SA........................................   8,438    290,186
   Rallye SA................................................  95,651  3,194,295
  *Recylex SA...............................................  55,481    175,518
   Remy Cointreau SA........................................  71,810  8,008,279
   Robertet SA..............................................   3,167    503,345
 #*Rodriguez Group SA.......................................  31,298    129,122
   Rougier SA...............................................   6,115    225,623
   Rubis SA.................................................  86,091  4,681,831
 #*S.T. Dupont SA........................................... 300,960    178,747
  *SA des Ciments Vicat.....................................  36,213  2,080,877
   Sabeton SA...............................................  13,500    239,552
   Saft Groupe SA...........................................  79,482  2,194,639
   Samse SA.................................................   8,342    666,948
   Sartorius Stedim Biotech SA..............................   7,679    539,667
 #*Seche Environnement SA...................................   4,452    160,963
   Sechilienne SA...........................................  62,522    954,489
  #Securidev SA.............................................   2,500    104,192
   Sequana SA...............................................  58,844    274,466
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA..     524    157,337
   Societe BIC SA...........................................  64,009  7,050,792
   Societe d'Edition de Canal Plus SA....................... 306,742  1,738,783
  #Societe des Bains de Mer et du Cercle des Etrangers a
    Monaco SA...............................................  46,150  2,365,106
   Societe Internationale de Plantations d'Heveas SA........   4,634    473,975
   Societe Pour l'Informatique Industrielle SA..............  40,908    276,032
 #*Societe Television Francaise 1 SA........................ 386,597  3,744,608
 #*Soitec SA................................................ 400,615  1,697,667
   Somfy SA.................................................  21,738  4,576,177
   Sopra Group SA...........................................  22,982  1,326,424
  *Spir Communication SA....................................   4,596    117,955
  *Stallergenes SA..........................................   8,964    557,371
 #*Ste Industrielle d'Aviation Latecoere SA.................  21,412    287,595
   Stef SA..................................................  29,121  1,518,416
  *Store Electronic SA......................................   3,133     43,486
  *Sword Group SA...........................................  18,283    300,226
  *Synergie SA..............................................  59,533    699,930
  *Technicolor SA........................................... 321,494    680,653
   Teleperformance SA....................................... 182,548  4,891,644
   Tessi SA.................................................   5,050    524,573
 #*Theolia SA............................................... 347,281    395,852
  *Thermador Groupe.........................................   1,768    277,648
   Tonnellerie Francois Freres SA...........................   3,839    153,904
  *Total Gabon SA...........................................     719    332,504
   Touax SA.................................................   1,592     49,739
   Toupargel Groupe SA......................................     111      1,217
 #*Transgene SA.............................................  41,901    512,455
   Trigano SA...............................................  29,525    435,505
  *UbiSoft Entertainment SA................................. 342,902  2,363,798
   Union Financiere de France Banque SA.....................  16,828    483,564
   Valeo SA................................................. 149,480  7,351,139
   Viel et Compagnie SA..................................... 158,130    509,761

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- ------------
FRANCE -- (Continued)
   Vilmorin & Cie SA........................................  20,195 $  2,179,637
   Virbac SA................................................  17,494    2,942,327
  *Vivalis SA...............................................  30,181      238,610
   VM Materiaux SA..........................................   6,914      211,448
   Vranken Pommery Monopole SA..............................  14,162      448,004
   Zodiac Aerospace SA......................................  73,650    8,104,728
                                                                     ------------
TOTAL FRANCE................................................          235,451,757
                                                                     ------------

GERMANY -- (11.9%)
  #A.S. Creation Tapeton AG.................................   6,853      244,695
  *AAP Implantate AG........................................  47,250       47,674
 #*Aareal Bank AG........................................... 423,110    8,172,145
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.........   7,300          135
  *ADVA AG Optical Networking............................... 128,074      922,648
   AGROB Immobilien AG......................................   5,800       77,602
  *Air Berlin P.L.C......................................... 117,774      317,266
  #Aixtron SE............................................... 314,748    5,750,801
  *Aligna AG................................................ 318,087        8,000
  *Allgeier Holding AG......................................  10,029      162,830
   Amadeus Fire AG..........................................  16,192      810,482
   Analytik Jena AG.........................................     597        9,101
  *Andreae-Noris Zahn AG....................................  26,412      971,586
  *Asian Bamboo AG..........................................  29,133      430,278
  *Atoss Software AG........................................     124        3,469
   AUGUSTA Technologie AG...................................  28,595      899,162
   Aurubis AG............................................... 153,470    8,541,664
   Baader Bank AG........................................... 126,340      382,487
 #*Balda AG................................................. 127,634      962,782
  *Bauer AG.................................................  24,376      601,851
   BayWa AG.................................................  28,329    1,033,734
   Bechtle AG...............................................  49,866    2,246,134
   Bertrandt AG.............................................  23,001    1,744,093
  *Beta Systems Software AG.................................   8,265       20,094
  *Bijou Brigitte AG........................................   4,325      399,401
   Bilfinger Berger SE......................................  83,683    7,656,315
  #Biotest AG...............................................  20,784    1,301,421
  *BKN International AG.....................................  33,408          398
  *BMP Media Vestors AG.....................................  39,481       39,209
  *Borussia Dortmund GmbH & Co. KGaA........................ 208,512      690,323
  *CANCOM AG................................................  27,644      487,516
   Carl Zeiss Meditec AG....................................  90,062    2,507,349
  *CAT Oil AG...............................................  48,890      407,878
  *Celesio AG............................................... 132,256    2,280,756
   CENIT AG.................................................  10,837      100,852
  *Centrosolar Group AG.....................................   6,402        7,623
   Centrotec Sustainable AG.................................  42,634      699,175
   Centrotherm Photovoltaics AG.............................  28,152      292,216
   Cewe Color Holding AG....................................  15,268      673,042
 #*Colonia Real Estate AG...................................  13,374       56,999
   Comdirect Bank AG........................................ 139,558    1,596,242
  #CompuGroup Medical AG....................................  25,879      397,997
 #*Conergy AG............................................... 264,408      164,604
  *Constantin Medien AG..................................... 359,780      802,136
   CropEnergies AG..........................................  70,226      450,352
   CTS Eventim AG........................................... 106,100    4,142,745
  *Curanum AG............................................... 100,137      259,063
  #DAB Bank AG.............................................. 130,043      611,417
   Data Modul AG............................................  11,455      229,780
  *Delticom AG..............................................   6,024      585,396
   Deufol AG................................................ 113,203      141,663
   Deutsche Beteiligungs AG.................................  29,148      647,428

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
GERMANY -- (Continued)
   Deutsche Wohnen AG.......................................   302,967 $4,457,339
  *Deutz AG.................................................   263,835  1,872,507
 #*Dialog Semiconductor P.L.C...............................   166,323  3,664,750
   DIC Asset AG.............................................    13,115    122,225
   Dierig Holding AG........................................    10,500    161,226
  #Douglas Holding AG.......................................   105,346  4,840,432
   Dr. Hoenle AG............................................    14,858    210,871
   Draegerwerk AG & Co. KGaA................................     1,709    170,886
   Drillisch AG.............................................   158,285  1,997,411
  #Duerr AG.................................................    36,111  2,282,299
   DVB Bank SE..............................................   173,470  5,375,876
  #Eckert & Ziegler AG......................................    10,620    347,277
   Elmos Semiconductor AG...................................    34,592    388,460
  #ElreingKlinger AG........................................   106,886  3,096,246
  *Epigenomics AG...........................................     4,203     11,967
   Erlus AG.................................................     2,970    131,806
  *Euromicron AG............................................    20,330    572,671
   Euwax AG.................................................    15,170  1,002,365
  *Evotec AG................................................ 1,165,338  3,982,765
   Fielmann AG..............................................    39,716  3,849,194
 #*First Sensor AG..........................................    11,960    156,446
  *FJA AG...................................................       217        377
   Freenet AG...............................................   372,758  6,482,891
  #Fuchs Petrolub AG........................................   139,623  7,790,815
  *GAGFAH SA................................................   281,532  2,525,048
   GBW AG...................................................    28,417    708,947
   Gerresheimer AG..........................................    91,775  4,239,464
   Gerry Weber International AG.............................    89,108  3,784,851
  *Gesco AG.................................................    10,010    837,315
   GFK SE...................................................    72,083  3,830,428
   GFT Technologies AG......................................    66,050    273,154
 #*Gigaset AG...............................................   175,782    507,117
  *Gildemeister AG..........................................   164,692  3,374,638
  *Grammer AG...............................................    38,035    808,926
   Grenkeleasing AG.........................................    32,703  2,181,960
   H&R AG...................................................    42,122    847,562
   Hamborner REIT AG........................................    17,055    171,590
  *Hamburger Hafen und Logistik AG..........................    55,006  1,824,590
 #*Hansa Group AG...........................................   146,815    603,314
   Hawesko Holding AG.......................................    19,463    981,183
 #*Heidelberger Druckmaschinen AG...........................   734,833  1,284,694
   Highlight Communications AG..............................    61,832    286,442
  *Homag Group AG...........................................    13,786    185,818
   Indus Holding AG.........................................    51,787  1,614,087
   Innovation in Traffic Systems AG.........................    23,949    578,986
   Interseroh SE............................................    21,642  1,518,315
  *Intershop Communications AG..............................    62,598    227,438
   Isra Vision Systems AG...................................    10,917    261,275
 #*IVG Immobilien AG........................................   400,498    927,656
  *Jenoptik AG..............................................   162,963  1,342,193
  *Joyou AG.................................................     4,378     51,862
  *Kampa AG.................................................    35,505      1,128
   Kloeckner & Co. SE.......................................   341,221  4,644,071
   Koenig & Bauer AG........................................     7,004    114,513
   Kontron AG...............................................   189,937  1,375,742
  #Krones AG................................................    72,618  4,024,062
   KSB AG...................................................     3,584  2,267,800
 #*Kuka AG..................................................   102,786  2,447,830
   KWS Saat AG..............................................    17,224  4,595,801
   Leifheit AG..............................................    12,500    411,206
   Leoni AG.................................................   115,635  5,942,592

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
GERMANY -- (Continued)
  *Loewe AG.................................................    25,187 $   141,910
  #LPKF Laser & Electronics AG..............................    24,777     437,799
  *Manz AG..................................................     5,470     168,443
 #*Masterflex AG............................................    19,347     124,398
  *Maxdata Computer AG......................................    94,120      15,075
   Mediclin AG..............................................   119,554     569,712
 #*Medigene AG..............................................    90,619     178,036
   Mensch und Maschine Software AG..........................    26,132     172,536
   MLP AG...................................................   216,957   1,835,394
   Mobotix AG...............................................    13,494     392,174
  *Mologen AG...............................................    24,513     311,882
  *Morphosys AG.............................................    65,373   1,785,572
  *MPC Muenchmeyer Petersen Capital AG......................     5,101       8,405
   MTU Aero Engines Holding AG..............................   133,417  11,241,302
  #Muehlbauer Holding & Co. AG..............................    14,905     518,823
  #MVV Energie AG...........................................   114,055   3,603,007
   Nemetschek AG............................................    24,668   1,010,868
  *Nexus AG.................................................    33,813     375,878
  *Nordex SE................................................   156,986     698,339
  *NORMA Group..............................................       685      18,438
  #OHB AG...................................................    35,659     641,124
   Oldenburgische Landesbank AG.............................     4,234     154,234
   P&I Personal & Informatik AG.............................    17,889     685,348
  *Patrizia Immobilien AG...................................    50,419     326,806
   Pfeiffer Vacuum Technology AG............................    34,299   4,164,178
  *Pfleiderer AG............................................    98,458      20,078
  *Phoenix Solar AG.........................................     4,057       5,624
   PNE Wind AG..............................................   167,451     357,481
   Praktiker AG.............................................   195,237     437,378
   Progress-Werk Oberkirch AG...............................     6,250     333,101
  #PSI AG Gesellschaft Fuer Produkte und Systeme der
    Informationstechnologie.................................    30,993     698,608
   PVA TePla AG.............................................    46,019     226,755
  *Q-Cells SE...............................................   158,550      28,580
  *QSC AG...................................................   306,094     795,431
   R Stahl AG...............................................    14,410     517,002
  #Rational AG..............................................    15,420   3,943,042
  *REALTECH AG..............................................    12,525     101,535
   Renk AG..................................................    14,076   1,300,521
   Rheinmetall AG...........................................   126,838   7,127,545
   Rhoen-Klinikum AG........................................   406,308  11,434,061
   Ruecker AG...............................................    18,832     324,170
   S.A.G. Solarstrom AG.....................................    18,375      62,066
  *SAF-Holland SA...........................................   122,478   1,030,837
   Schaltbau Holding AG.....................................     1,921     210,802
  *Sedo Holding AG..........................................    69,691     277,533
   Sektkellerei Schloss Wachenheim AG.......................    14,520     148,051
  *SER Systems AG...........................................     9,400         212
 #*SGL Carbon SE............................................   229,387  10,484,139
 #*Singulus Technologies AG.................................   236,814     768,262
   Sinner AG................................................     2,660      52,762
   Sixt AG..................................................    81,198   1,686,854
  *SKW Stahl-Metallurgie Holding AG.........................    15,514     297,972
  *Sky Deutschland AG....................................... 1,064,773   2,726,408
  *SM Wirtschaftsberatungs AG...............................    18,133     106,091
  *SMA Solar Technology AG..................................    21,782     913,022
  *SMT Scharf AG............................................     2,431      74,033
  #Software AG..............................................   163,367   5,710,440
  *Solar-Fabrik AG..........................................    11,580      30,700
  #Solarworld AG............................................   285,203     601,457
  *Solon SE.................................................    21,137       2,272
   Stada Arzneimittel AG....................................   186,918   6,205,508

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
GERMANY -- (Continued)
   STINAG Stuttgart Invest AG...............................    35,003 $    737,105
  *Stoehr & Co. AG..........................................     6,000       13,964
   STRATEC Biomedical AG....................................    27,909    1,329,316
  *Stroer Out-of-Home Media AG..............................    57,987      990,310
  *Suss Microtec AG.........................................    59,969      834,442
   Symrise AG...............................................   330,233    9,570,836
   Syzygy AG................................................    30,656      143,073
 #*TAG Immobilien AG........................................   304,163    3,020,568
   Takkt AG.................................................   126,507    1,858,987
   TDS Informationstechnologie AG...........................    89,063      529,745
  #Telegate AG..............................................    16,807      143,955
  *Tipp24 SE................................................    13,043      740,945
  *Tom Tailor Holding AG....................................    47,966      892,410
   Tomorrow Focus AG........................................   113,715      571,754
 #*TUI AG...................................................   468,655    3,427,328
   UMS United Medical Systems International AG..............     6,203       65,271
   UmweltBank AG............................................    17,805      610,374
   United Internet AG.......................................     1,901       37,620
   VBH Holding AG...........................................     9,415       44,884
  *Verbio AG................................................    52,498      202,081
  #Vossloh AG...............................................    37,975    3,705,670
   VTG AG...................................................    32,073      580,974
   Wacker Neuson SE.........................................    48,873      807,289
  *Wanderer-Werke AG........................................     7,903          471
   Washtec AG...............................................     5,180       62,652
   Wincor Nixdorf AG........................................   119,287    4,628,221
   Wirecard AG..............................................   284,730    5,282,710
   Wuerttembergische Lebensversicherung AG..................    27,257      548,155
   Wuerttembergische Metallwarenfabrik AG...................    29,451    1,513,264
   XING AG..................................................    12,102      902,638
   Zhongde Waste Technology AG..............................     3,057       11,380
  *zooplus AG...............................................     5,927      296,396
                                                                       ------------
TOTAL GERMANY...............................................            309,287,511
                                                                       ------------
GREECE -- (1.7%)
  *Aegean Airlines S.A......................................     5,746       10,651
  *Aegek S.A................................................   120,000       16,028
  *Agricultural Bank of Greece S.A..........................    29,322        7,684
  *Alfa Alfa Energy S.A.....................................     3,810        7,010
  *Alpha Bank A.E...........................................   662,879      930,151
  *Alumil Aluminum Industry S.A.............................    48,665       16,835
  *Alysida S.A..............................................     2,376        6,262
  *Anek Lines S.A...........................................   498,242       63,931
  *Astir Palace Hotels S.A..................................    93,886      373,401
  *Athens Medical Center S.A................................   150,874       45,781
  *Atlantic Supermarkets S.A................................    34,730        3,678
  *Attica Bank S.A..........................................   184,869       63,737
  *Atti-Kat S.A.............................................    56,554        3,007
  *Autohellas S.A...........................................    83,520      151,349
  *Babis Vovos International Construction S.A...............    21,073        8,396
  *Balafas S.A..............................................    15,200        3,823
  *Balkan Real Estate S.A...................................     5,450        2,023
  *Bank of Cyprus Public Co., Ltd........................... 4,271,584    2,546,125
   Bank of Greece S.A.......................................   133,571    2,391,490
  *Cyprus Popular Bank PCL.................................. 3,674,665      983,273
  *Daios Plastics S.A.......................................    16,350      113,694
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.....   275,576       74,019
  *Dionic S.A...............................................    16,092        2,237
 #*EFG Eurobank Ergasias S.A................................   971,907      774,032
  *Elastron S.A.............................................    93,108       61,293
  *Elbisco Holding S.A......................................    28,098        5,021

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
GREECE -- (Continued)
   Elektrak S.A.............................................    37,275 $   86,459
  *Elektroniki Athinon SA...................................     7,497      5,254
   Ellaktor S.A.............................................   544,614    887,428
  *Elval--Hellenic Aluminium Industry S.A...................    28,590     42,024
  *Etma Rayon S.A...........................................    11,242     20,982
   Euro Reliance General Insurance Co. S.A..................    54,730     33,223
  *Euromedica S.A...........................................    33,079     18,832
   EYDAP Athens Water Supply & Sewage Co. S.A...............   116,677    602,258
  *F.G. Europe S.A..........................................     4,536      2,508
  *Folli Follie Group S.A...................................   150,049  1,391,572
  *Forthnet S.A.............................................   253,290     39,826
  *Fourlis Holdings S.A.....................................   146,787    231,127
   Frigoglass S.A...........................................   115,348    733,860
   GEK Terna S.A............................................   296,155    325,259
  *Geniki Bank S.A..........................................    31,074      8,869
  *Halkor S.A...............................................   226,556    125,585
  *Hellenic Cables S.A......................................    64,529    106,602
   Hellenic Exchanges S.A...................................   296,505  1,028,523
   Hellenic Petroleum S.A...................................   326,121  2,396,991
  *Hellenic Sugar Industry S.A..............................    78,005     79,554
  *Hellenic Telecommunication Organization Co. S.A..........   671,776  2,193,054
  *Heracles General Cement Co. S.A..........................    77,436    181,433
  *Iaso S.A.................................................   206,042    160,740
   Inform P. Lykos S.A......................................    23,285     25,067
  *Informatics S.A..........................................     3,778      1,550
  *Intracom Holdings S.A....................................   313,001     66,705
  *Intracom Technical & Steel Constructions S.A.............    74,651     45,633
   Intralot S.A.-Integrated Lottery Systems & Services......   551,157    557,959
  *Ionian Hotel Enterprises S.A.............................    16,914    319,044
  *Ipirotiki Software & Publications S.A....................    22,110     56,778
   JUMBO S.A................................................   391,480  1,902,345
   Karelia Tobacco Co., Inc. S.A............................     5,787    735,754
  *Kathimerini Publishing S.A...............................    47,170     32,706
  *Lambrakis Press S.A......................................   115,149     17,951
  *Lamda Development S.A....................................       905      2,921
  *Lan-Net S.A..............................................    12,688     20,154
  *Lavipharm S.A............................................    57,739     12,999
   Loulis Mills S.A.........................................    41,702     66,304
  *Marfin Investment Group Holdings S.A..................... 2,380,237    932,522
   Metka S.A................................................   101,638  1,117,165
  *Michaniki S.A............................................   155,442     35,003
   Motor Oil (Hellas) Corinth Refineries S.A................   246,966  2,026,501
  *Mytilineos Holdings S.A..................................   367,558  1,255,355
  *National Bank of Greece S.A.............................. 1,100,421  2,455,197
  *Neorion Holdings S.A.....................................    14,991      2,551
  *OPAP S.A.................................................   168,712  1,507,764
  *Pegasus Publishing S.A...................................    94,144     49,107
  *Piraeus Bank S.A......................................... 4,712,554  1,620,415
   Piraeus Port Authority S.A...............................    21,267    303,565
  *Promota Hellas S.A.......................................     8,860      2,697
  *Proton Bank S.A..........................................   141,214         --
   Public Power Corp. S.A...................................   528,487  1,777,496
  *Real Estate Development & Services S.A...................    94,497     54,527
   S&B Industrial Minerals S.A..............................    68,336    447,035
  *Sarantis S.A.............................................    74,884    207,252
  *Selected Textile S.A.....................................    60,619     42,469
  *Sfakianakis S.A..........................................    17,776     19,543
  *Sidenor Steel Products Manufacturing Co. S.A.............   203,373    248,953
  *T Bank S.A...............................................   228,007     14,487
  *Technical Olympic S.A....................................     2,237      3,433
  *Teletypos S.A. Mega Channel..............................    77,669     26,764

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
GREECE -- (Continued)
   Terna Energy S.A.........................................   137,807 $   290,158
  *Themeliodomi S.A.........................................    37,422      18,328
   Thessaloniki Port Authority S.A..........................     6,936     107,056
   Thessaloniki Water Supply & Sewage Co. S.A...............    15,807      78,943
   Thrace Plastics Co. S.A..................................    99,700      68,610
   Titan Cement Co. S.A.....................................   203,501   3,948,584
  *TT Hellenic Postbank S.A.................................   695,353     368,417
  *Varvaressos S.A. European Spinning Mills.................    10,832       2,179
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......   603,593   2,461,543
                                                                       -----------
TOTAL GREECE................................................            44,724,383
                                                                       -----------

IRELAND -- (2.7%)
   Abbey P.L.C..............................................    83,095     643,437
  *Aer Lingus Group P.L.C...................................   752,359     968,722
  *Aminex P.L.C.............................................   496,086      32,797
   C&C Group P.L.C. (B010DT8)...............................   399,607   1,994,751
   C&C Group P.L.C. (B011Y09)............................... 1,014,594   5,091,821
   DCC P.L.C................................................   308,989   7,813,596
   DCC P.L.C. (4189477).....................................    19,143     484,017
   Donegal Creameries P.L.C.................................    26,085     116,289
   Dragon Oil P.L.C......................................... 1,051,459   9,944,849
  *Elan Corp. P.L.C.........................................    74,754   1,030,569
   FBD Holdings P.L.C.......................................   125,728   1,447,693
   Fyffes P.L.C............................................. 1,016,246     616,193
   Glanbia P.L.C. (0066950).................................   700,613   5,324,797
   Glanbia P.L.C. (4058629).................................    69,229     525,702
   Grafton Group P.L.C......................................   557,027   2,433,967
   IFG Group P.L.C..........................................   337,495     675,770
  *Independent News & Media P.L.C. (B59HWB1)................   394,167     138,525
  *Independent News & Media P.L.C. (B5TR5N4)................   318,060     111,567
   Irish Continental Group P.L.C............................    91,000   1,843,998
  *Kenmare Resources P.L.C. (0487948)....................... 4,136,548   3,391,877
  *Kenmare Resources P.L.C. (4490737).......................   387,225     316,300
   Kingspan Group P.L.C. (0492793)..........................   351,640   3,668,641
  *Kingspan Group P.L.C. (4491235)..........................    97,869   1,025,058
  *McInerney Holdings P.L.C.................................   697,135          --
   Paddy Power P.L.C........................................   180,573  11,787,740
   Paddy Power P.L.C. (4828974).............................    10,071     658,081
  *Providence Resources P.L.C...............................    61,917     554,045
  *Smurfit Kappa Group P.L.C................................   469,012   3,951,259
   Total Produce P.L.C......................................   805,004     479,763
   United Drug P.L.C. (3302480).............................   820,214   2,513,354
   United Drug P.L.C. (3335969).............................    63,911     196,221
                                                                       -----------
TOTAL IRELAND...............................................            69,781,399
                                                                       -----------

ISRAEL -- (2.2%)
  *Africa Israel Investments, Ltd...........................   289,584   1,097,147
  *Africa Israel Properties, Ltd............................    33,922     339,164
   Africa Israel Residences, Ltd............................       594       6,465
  *Airport City, Ltd........................................    84,047     405,279
  *Alon Holdings Blue Square Israel, Ltd....................    46,194     166,552
  *AL-ROV Israel, Ltd.......................................    15,025     368,694
   Alrov Properties & Lodgings, Ltd.........................     5,083      87,308
  *Alvarion, Ltd............................................   189,392     143,851
   Amot Investments, Ltd....................................   147,351     382,039
  *AudioCodes, Ltd..........................................   159,083     378,203
  *Avgol Industries 1953, Ltd...............................   267,637     214,819
  *Azorim Investment Development & Construction Co., Ltd....       302         289
  *Babylon, Ltd.............................................    50,645     328,940
   Bayside Land Corp........................................     2,122     414,524
   Big Shopping Centers 2004, Ltd...........................     1,832      42,493

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
ISRAEL -- (Continued)
  *Biocell, Ltd.............................................    16,731 $  129,051
  *BioLineRX, Ltd...........................................   499,334    136,816
   Blue Square Real Estate, Ltd.............................     3,782     77,070
   Cellcom Israel, Ltd......................................    43,311    545,881
  *Ceragon Networks, Ltd....................................    52,491    481,019
  *Clal Biotechnology Industries, Ltd.......................   146,663    609,490
   Clal Industries & Investments, Ltd.......................   285,112  1,046,069
   Clal Insurance Enterprises Holdings, Ltd.................    83,321  1,305,022
  *Compugen, Ltd............................................    37,175    192,220
   Delek Automotive Systems, Ltd............................   111,726    936,232
   Delta-Galil Industries, Ltd..............................    19,757    161,778
   Direct Insurance--I.D.I. Insurance Co., Ltd..............    30,880     67,729
   DS Apex Holdings, Ltd....................................    38,130    177,576
  *El Al Israel Airlines, Ltd...............................   738,714     93,719
  *Elbit Medical Imaging, Ltd...............................    53,265    155,999
  *Electra Real Estate, Ltd.................................    19,237     49,989
   Electra, Ltd.............................................     5,971    516,102
  *Elron Electronic Industries, Ltd.........................    57,768    274,621
  *Evogene, Ltd.............................................    68,666    320,266
  *EZchip Semiconductor, Ltd................................    50,098  2,052,349
  *First International Bank of Israel, Ltd..................    98,118  1,111,784
   FMS Enterprises Migun, Ltd...............................    10,300    177,668
   Formula Systems (1985), Ltd..............................    36,549    585,075
   Frutarom Industries, Ltd.................................   162,348  1,548,146
  *Gilat Satellite Networks, Ltd............................    78,174    319,177
  *Given Imaging, Ltd.......................................    38,217    743,518
   Golf & Co., Ltd..........................................    57,649    198,430
   Granite Hacarmel Investments, Ltd........................   144,714    199,320
  *Hadera Paper, Ltd........................................     9,516    389,874
   Harel Insurance Investments & Finances, Ltd..............    36,328  1,385,321
   Hot Telecommunications Systems, Ltd......................    92,836    935,794
  *Industrial Building Corp., Ltd...........................   241,071    353,278
  *Israel Cold Storage & Supply Co., Ltd....................     1,076     12,667
  *Israel Discount Bank, Ltd. Series A......................   957,314  1,241,484
   Israel Land Development Co., Ltd. (The)..................    22,615    161,320
   Ituran Location & Control, Ltd...........................    84,441  1,154,552
  *Jerusalem Oil Exploration, Ltd...........................    36,876    714,085
  *Kamada, Ltd..............................................   110,315    787,436
  *Kardan Vehicle, Ltd......................................       293      1,928
  *Kardan Yazamut...........................................    95,268     18,980
   Maabarot Products, Ltd...................................    21,999    201,815
  *Magic Software Enterprises, Ltd..........................    15,817    102,287
   Matrix IT, Ltd...........................................   171,428    847,147
   Melisron, Ltd............................................    42,507    789,907
  *Mellanox Technologies, Ltd...............................    98,228  5,643,381
  *Menorah Mivtachim Holdings, Ltd..........................   101,061    797,696
   Migdal Insurance & Financial Holding, Ltd................   934,324  1,374,047
   Mizrahi Tefahot Bank, Ltd................................    16,394    147,723
  *Naphtha Israel Petroleum Corp., Ltd......................   103,666    418,110
   Neto Me Holdings, Ltd....................................     5,411    206,744
  *NICE Systems, Ltd........................................     7,546    289,297
  *NICE Systems, Ltd. Sponsored ADR.........................    43,080  1,655,134
  *Nitsba Holdings (1995), Ltd..............................    93,132    819,438
  *Nova Measuring Instruments, Ltd..........................    23,644    201,744
  *Oil Refineries, Ltd...................................... 3,243,030  1,885,596
   Ormat Industries, Ltd....................................   293,852  1,458,448
   Osem Investments, Ltd....................................    89,710  1,368,067
   Partner Communications Co., Ltd..........................    90,914    679,508
   Paz Oil Co., Ltd.........................................    16,372  2,229,680
   Phoenix Holdings, Ltd. (The).............................   195,715    485,630
   Plasson Industries, Ltd..................................     8,180    217,641

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
ISRAEL -- (Continued)
  *RADVision, Ltd...........................................     20,382 $   237,674
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd......     27,880     954,718
  *Retalix, Ltd.............................................     65,875   1,390,112
   Scailex Corp, Ltd........................................     27,655     117,213
   Shikun & Binui, Ltd......................................    794,937   1,412,053
  *Space Communication, Ltd.................................     13,434     235,829
  *Strauss Group, Ltd.......................................    122,758   1,479,171
  *Suny Electronic, Ltd.....................................     31,251      65,115
   Super-Sol, Ltd. Series B.................................    368,517   1,294,610
  *Tower Semiconductor, Ltd.................................  1,325,086   1,284,543
  *Union Bank of Israel, Ltd................................    130,630     463,720
                                                                        -----------
TOTAL ISRAEL................................................             56,498,400
                                                                        -----------

ITALY -- (6.4%)
  #A2A SpA..................................................  1,673,189   1,061,765
   ACEA SpA.................................................    280,731   1,623,919
   Acegas-APS SpA...........................................    110,973     406,190
 #*Acotel Group SpA.........................................      3,478     130,802
 #*Aedes SpA................................................  1,494,875     212,576
  *Aeffe SpA................................................     76,830      66,825
   Aeroporto de Firenze SpA.................................     17,390     200,124
   Alerion Cleanpower SpA...................................     74,701     381,267
   Amplifon SpA.............................................    244,354   1,340,021
   Ansaldo STS SpA..........................................    321,559   2,841,806
 #*Arnoldo Mondadori Editore SpA............................    419,339     619,527
   Ascopiave SpA............................................    147,699     234,211
   Astaldi SpA..............................................    228,281   1,768,590
   Autogrill SpA............................................    401,712   3,999,935
   Azimut Holding SpA.......................................    454,770   4,467,764
  #Banca Carige SpA.........................................    523,885     547,660
  #Banca Finnat Euramerica SpA..............................    685,945     242,042
   Banca Generali SpA.......................................    148,130   1,812,165
   Banca IFIS SpA...........................................    102,347     639,064
  #Banca Piccolo Credito Valtellinese Scarl.................    881,863   1,322,486
   Banca Popolare dell'Emilia Romagna Scarl.................  1,035,411   6,361,484
  *Banca Popolare dell'Etruria e del Lazio Scarl............    244,497     400,655
  #Banca Popolare di Milano Scarl........................... 12,252,921   6,032,738
  #Banca Popolare di Sondrio Scarl..........................  1,122,536   7,563,379
   Banca Profilo SpA........................................    732,338     250,740
   Banco di Desio e della Brianza SpA.......................    232,296     839,041
   Banco Popolare Scarl.....................................  2,127,262   3,163,403
  #BasicNet SpA.............................................    105,627     295,072
  #Beghelli SpA.............................................    427,981     255,502
  *Biesse SpA...............................................     54,004     241,652
   Bonifica Terreni Ferraresi e Imprese Agricole SpA........     10,867     477,896
   Brembo SpA...............................................    162,145   1,839,056
  *Brioschi Sviluppo Immobiliare SpA........................    174,780      22,831
 #*Buongiorno SpA...........................................    395,420     846,458
  *Buzzi Unicem SpA.........................................    291,869   2,971,708
  #C.I.R. SpA--Compagnie Industriali Riunite................  1,627,217   2,222,273
   Cairo Communication SpA..................................     68,391     287,440
   Caltagirone Editore SpA..................................      6,277       8,063
   Caltagirone SpA..........................................    246,310     476,334
  *Carraro SpA..............................................    113,633     263,323
   Cembre SpA...............................................     40,330     321,801
   Cementir Holding SpA.....................................    336,239     662,649
  *Class Editore SpA........................................    162,430      49,478
  #Credito Artigiano SpA....................................    361,183     420,027
   Credito Bergamasco SpA...................................    129,374   2,976,936
   Credito Emiliano SpA.....................................    376,390   1,540,951
   CSP International Fashion Group SpA......................     11,858      13,085

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
ITALY -- (Continued)
  *Dada SpA.................................................     3,734 $   11,738
  *d'Amico International Shipping S.A.......................   133,519     84,622
  #Danieli & Co. SpA........................................    58,099  1,649,069
   Datalogic SpA............................................    58,386    563,873
   Davide Campari--Milano SpA...............................   811,156  5,734,933
  *DeA Capital SpA..........................................   241,155    450,045
  *Delclima SpA.............................................   292,772    171,720
  #De'Longhi SpA............................................   305,654  4,309,022
   DiaSorin SpA.............................................    77,818  2,052,121
  *EEMS Italia SpA..........................................   101,107     55,171
  *EI Towers SpA............................................    39,294    971,027
   Elica SpA................................................    30,531     28,708
   Emak SpA.................................................    57,399     36,959
   Engineering Ingegneria Informatica SpA...................    15,735    441,548
   ERG SpA..................................................   242,145  1,824,828
   Esprinet SpA.............................................   104,855    465,748
  *Eurotech SpA.............................................   103,698    183,292
  #Falck Renewables SpA.....................................   452,790    520,450
  *Fiera Milano SpA.........................................    37,863    193,015
  *Finmeccanica SpA.........................................   830,614  3,573,017
 #*Fondiaria--Sai SpA.......................................   374,675    461,283
  *Gas Plus SpA.............................................    11,788     76,175
   Gefran SpA...............................................    32,485    146,095
 #*Gemina SpA............................................... 2,562,430  2,190,437
   Geox SpA.................................................   305,569    984,983
  *Gruppo Ceramiche Ricchetti SpA...........................    44,408     10,419
   Gruppo Editoriale L'Espresso SpA.........................   670,242    905,511
   Gruppo MutuiOnline SpA...................................    51,809    231,524
   Hera SpA................................................. 1,822,830  2,740,937
  *I Grandi Viaggi SpA......................................    98,547     75,062
   Immsi SpA................................................   743,533    556,118
   Impregilo SpA............................................ 1,252,064  4,947,773
   Indesit Co. SpA..........................................   185,473  1,078,929
   Industria Macchine Automatiche SpA.......................    58,626  1,075,559
   Industria Romagnola Conduttori Elettrici SpA.............    43,452    106,369
   Intek SpA................................................   267,440    128,028
   Interpump Group SpA......................................   255,327  2,279,964
   Iren SpA................................................. 1,758,434  1,163,517
   Isagro SpA...............................................    10,591     30,338
  #Italcementi SpA..........................................   279,135  1,755,034
   Italmobiliare SpA........................................    46,873    888,588
 #*Juventus Football Club SpA...............................   787,920    252,772
  *Kerself SpA..............................................    35,065     67,843
   KME Group SpA............................................ 1,654,192    675,666
   Landi Renzo SpA..........................................   203,171    431,647
  *Lottomatica SpA..........................................   185,318  3,428,398
   Maire Tecnimont SpA......................................   601,549    526,557
  #Marcolin SpA.............................................    60,205    286,356
 #*Mariella Burani SpA......................................    32,721         --
   Marr SpA.................................................   132,607  1,435,912
  *Mediaset SpA.............................................   124,994    297,502
   Mediolanum SpA...........................................   634,523  2,601,804
 #*Milano Assicurazioni SpA................................. 2,324,306    774,465
  *Molecular Medicine SpA...................................   310,001    195,409
  *Monrif SpA...............................................   315,834    119,214
  *Montefibre SpA...........................................   108,372     12,236
   Nice SpA.................................................    40,071    149,967
  *Pagnossin SpA............................................     9,000         --
  *PanariaGroup Industrie Ceramiche SpA.....................    36,227     44,181
   Piaggio & C. SpA.........................................   547,514  1,655,214
 #*Pininfarina SpA..........................................    82,321    418,924

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
ITALY -- (Continued)
   Piquadro SpA.............................................     7,354 $     15,454
   Pirelli & Co. SpA........................................   362,875    4,421,505
  *Poltrona Frau SpA........................................   140,932      194,360
 #*Prelios SpA.............................................. 2,389,900      503,660
 #*Premafin Finanziaria SpA.................................   961,257      288,656
  *Prima Industrie SpA......................................        88        1,197
   Prysmian SpA.............................................   653,038   10,637,244
 #*RCS MediaGroup SpA.......................................   450,383      395,307
   Recordati SpA............................................   408,182    2,841,947
   Reply SpA................................................    12,998      293,222
  *Retelit SpA..............................................   113,922       52,074
  *Richard-Ginori 1735 SpA..................................     8,489          903
   Sabaf SpA................................................    24,109      357,709
  #SAES Getters SpA.........................................    30,068      311,550
  *Safilo Group SpA.........................................   140,163      919,726
  *Saras SpA................................................ 1,269,180    1,603,450
   SAVE SpA.................................................     9,323       78,269
  *Screen Service Broadcasting Technologies SpA.............   152,715       54,460
 #*Seat Pagine Gialle SpA................................... 2,988,837      158,714
  *Snai SpA.................................................    95,483      166,940
   Societa Cattolica di Assicurazioni Scrl..................   180,734    3,393,667
  #Societa Iniziative Autostradali e Servizi SpA............   220,635    1,382,386
  #Sogefi SpA...............................................   186,290      506,553
   Sol SpA..................................................   166,511      903,584
  *Sorin SpA................................................ 1,151,064    2,160,962
  *Stefanel SpA.............................................   112,528       38,967
   Tamburi Investment Partners SpA..........................    37,478       77,443
 #*Telecom Italia Media SpA................................. 1,649,819      329,066
 #*Tiscali SpA.............................................. 3,437,478      160,873
   Tod's SpA................................................    47,508    5,473,964
   Trevi Finanziaria SpA....................................   138,583      780,934
  *Uni Land SpA.............................................    51,835           --
  *Unipol Gruppo Finanziario SpA............................    32,951      992,552
   Vianini Industria SpA....................................    59,070       93,847
   Vianini Lavori SpA.......................................   175,180      754,635
   Vittoria Assicurazioni SpA...............................   121,346      760,410
  *Yoox SpA.................................................   143,444    2,052,687
   Zignago Vetro SpA........................................    64,218      448,912
                                                                       ------------
TOTAL ITALY.................................................            166,858,119
                                                                       ------------

NETHERLANDS -- (4.3%)
   Aalberts Industries NV...................................   403,971    7,752,781
   Accell Group NV..........................................    78,668    1,584,085
  *AFC Ajax NV..............................................    18,134      172,664
  *AMG Advanced Metallurgical Group NV......................   137,180    1,397,646
  #Amsterdam Commodities NV.................................    65,981    1,115,636
   APERAM NV................................................   124,657    2,111,566
   Arcadis NV...............................................   201,202    4,662,676
  #ASM International NV.....................................   205,174    7,263,574
  *Atag Group NV............................................     4,630        1,777
  *Ballast Nedam NV.........................................       702       12,091
   Batenburg Techniek NV....................................    10,106      215,679
  #BE Semiconductor Industries NV...........................   147,135    1,174,184
   Beter Bed Holding NV.....................................    73,902    1,506,548
 #*BinckBank NV.............................................   250,785    2,375,911
  #Brunel International NV..................................    51,660    2,421,272
  *Crown Van Gelder NV......................................    17,878      112,983
   CSM NV...................................................   271,908    3,838,156
   Delta Lloyd NV...........................................    91,074    1,535,987
   DOCdata NV...............................................    22,463      337,577
  #Exact Holding NV.........................................    62,140    1,494,156

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
NETHERLANDS -- (Continued)
  *Grontmij NV..............................................    78,097 $    538,306
   Heijmans NV..............................................    66,281      651,365
   Hunter Douglas NV........................................     8,755      376,213
  #Imtech NV................................................   304,306    8,605,181
  *Kardan NV................................................   122,078      186,430
   KAS Bank NV..............................................    50,870      555,274
   Kendrion NV..............................................    39,829      957,405
   Koninklijke Bam Groep NV.................................   989,959    3,524,133
   Koninklijke Ten Cate NV..................................   127,590    3,895,561
  #Koninklijke Wessanen NV..................................   328,280      980,956
  *LBi International NV.....................................   266,099      939,602
   Macintosh Retail Group NV................................    52,629      652,402
   Mediq NV.................................................   261,464    3,468,743
   Nederlandsche Apparatenfabriek NV........................    28,810      950,643
   Nutreco NV...............................................   152,966   11,117,129
 #*Ordina NV................................................   265,209      314,670
 #*Pharming Group NV........................................ 1,210,244       86,384
   PostNL NV................................................ 1,050,062    4,569,356
  *Roto Smeets Group NV.....................................    11,826      153,972
   Royal Reesink NV.........................................     1,428      153,169
   SBM Offshore NV..........................................   380,277    6,922,206
   Sligro Food Group NV.....................................    99,872    3,034,419
  *SNS Reaal Groep NV.......................................   705,718    1,394,791
   Stern Groep NV...........................................     1,105       28,003
   Telegraaf Media Groep NV.................................   163,704    2,015,281
   TKH Group NV.............................................   142,816    3,770,264
  *TomTom NV................................................   547,355    2,729,778
  #Unit 4 NV................................................   109,439    3,198,262
   USG People NV............................................   300,427    2,842,199
  *Wavin NV.................................................   168,212    2,338,111
  *Xeikon NV................................................    60,525      231,290
                                                                       ------------
TOTAL NETHERLANDS...........................................            112,268,447
                                                                       ------------

NORWAY -- (2.9%)
  #ABG Sundal Collier Holding ASA...........................   887,608      687,614
  #Acta Holding ASA.........................................   588,069      129,473
   AF Gruppen ASA...........................................     2,718       25,881
  *Aktiv Kapital ASA........................................    82,564      434,063
  *Algeta ASA...............................................    77,466    1,832,102
  *Archer, Ltd..............................................   250,707      524,355
   Arendals Fosse Kompani ASA...............................        90       26,624
   Atea ASA.................................................   249,039    2,653,129
   Austevoll Seafood ASA....................................   298,227    1,092,981
   Bonheur ASA..............................................    68,100    1,530,257
   BW Offshore, Ltd......................................... 1,139,729    1,583,145
   BWG Homes ASA............................................   274,257      558,373
   Cermaq ASA...............................................   265,931    3,633,951
  *Clavis Pharma ASA........................................    90,781    1,014,825
  *Copeinca ASA.............................................    76,559      469,318
  *Deep Sea Supply P.L.C....................................   337,427      739,117
  *Det Norske Oljeselskap ASA...............................   166,301    2,393,164
  *DNO International ASA.................................... 3,379,836    5,366,884
  *Dockwise, Ltd............................................    43,895      872,172
  *DOF ASA..................................................   149,503    1,043,642
  *Eitzen Chemical ASA......................................   297,422        3,638
   Ekornes ASA..............................................   110,784    1,822,063
  *Electromagnetic GeoServices ASA..........................   401,422    1,268,752
  *Eltek ASA................................................ 1,292,456      863,451
  *EVRY ASA.................................................   266,739      602,881
   Farstad Shipping ASA.....................................    59,843    1,778,623
 #*Frontline, Ltd...........................................   155,170    1,029,829

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
NORWAY -- (Continued)
  *Funcom NV................................................     89,130 $   301,653
   Ganger Rolf ASA..........................................     54,510   1,111,362
   Golar LNG, Ltd...........................................     18,891     698,464
   Golden Ocean Group, Ltd..................................    994,173     900,941
  *Grieg Seafood ASA........................................    122,305     127,591
  *Havila Shipping ASA......................................     22,400     201,063
  *Hurtigruten ASA..........................................    705,408     509,000
  *Intex Resources ASA......................................     45,445      66,908
  *Jason Shipping ASA.......................................      5,820       2,261
  *Kongsberg Automotive Holding ASA.........................  1,766,658     616,899
   Kongsberg Gruppen ASA....................................     12,854     248,189
  *Kvaerner ASA.............................................    445,155   1,316,411
  *Leroey Seafood Group ASA.................................     62,467     980,901
 #*Natural ASA..............................................    476,318     100,494
   Nordic Semiconductor ASA.................................    552,272   1,911,209
  *Norse Energy Corp. ASA...................................    540,000      23,586
 #*Norske Skogindustrier ASA Series A.......................    282,332     282,232
   Northern Offshore, Ltd...................................    305,033     621,083
 #*Norwegian Air Shuttle ASA................................     75,844   1,281,127
  *Norwegian Energy Co. ASA.................................    720,771     905,925
   Odfjell ASA Series A.....................................    138,810     841,838
   Olav Thon Eiendomsselskap ASA............................     12,852   1,986,340
 #*Opera Software ASA.......................................    295,148   1,907,280
  *Panoro Energy ASA........................................    298,351     207,491
  *PCI Biotech Holding ASA..................................      3,157      20,962
  *Petrolia ASA.............................................    696,009      85,281
 #*Photocure ASA............................................     33,907     236,461
  *Pronova BioPharma ASA....................................    669,131     838,136
   Prosafe ASA..............................................    498,418   3,893,984
  *Q-Free ASA...............................................    112,920     511,062
  *Renewable Energy Corp. ASA...............................  1,116,383     637,840
   Salmar ASA...............................................     16,094      84,240
 #*Scana Industrier ASA.....................................    548,479     191,166
  *Sevan Marine ASA.........................................     95,432     225,295
  *Siem Offshore, Inc. ASA..................................    321,728     607,272
  #Solstad Offshore ASA.....................................     57,727   1,085,628
  *Songa Offshore SE........................................    845,806   2,915,955
   SpareBanken 1 SMN........................................    378,039   2,338,654
   Stolt-Nielsen, Ltd.......................................     27,773     496,596
  #Tomra Systems ASA........................................    625,413   4,881,398
  *TTS Marine ASA...........................................    115,779     359,992
   Veidekke ASA.............................................    327,908   2,758,349
   Wilh Wilhelmsen Holding ASA..............................     62,749   1,593,276
                                                                        -----------
TOTAL NORWAY................................................             74,892,102
                                                                        -----------

PORTUGAL -- (0.8%)
   Altri SGPS SA............................................    510,277     735,612
 #*Banco BPI SA.............................................  1,997,111   1,064,547
 #*Banco Comercial Portugues SA............................. 10,992,333   1,542,960
  #Banco Espirito Santo SA..................................  1,745,899   1,479,006
  *Banif SGPS SA............................................    686,791     154,508
 #*Brisa SA.................................................    795,552   2,787,227
   Corticeira Amorim SGPS SA................................    223,729     411,681
   Ibersol SGPS SA..........................................     20,401     119,810
  *Impresa SGPS SA..........................................    369,303     185,920
  *INAPA--Investimentos Participacoes e Gestao SA...........    232,518      43,121
   Mota-Engil SGPS SA.......................................    359,581     592,247
   Novabase SGPS SA.........................................     65,729     186,191
  *ParaRede SGPS SA.........................................     66,955       9,721
  *Portucel-Empresa Produtora de Pasta de Papel SA..........    825,664   2,094,092
   Redes Energeticas Nacionais SA...........................    779,689   2,061,761

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
PORTUGAL -- (Continued)
  *SAG GEST--Solucoes Automovel Globais SGPS SA.............    251,556 $   147,285
  *Sociedade de Investimento e Gestao SGPS SA...............    275,936   1,984,265
  *Sonae Capital SGPS SA....................................     41,386      10,411
  *Sonae Industria SGPS SA..................................    443,755     342,345
  #Sonae SGPS SA............................................  3,277,402   1,778,755
   Sonaecom SGPS SA.........................................    565,634     907,801
  *Sumol & Compal SA........................................     67,967     106,285
   Teixeira Duarte SA.......................................    734,737     203,992
   Toyota Caetano Portugal SA...............................     53,308     148,184
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................    621,293   2,096,649
                                                                        -----------
TOTAL PORTUGAL..............................................             21,194,376
                                                                        -----------

SPAIN -- (3.9%)
 #*Abengoa SA...............................................    182,300   2,790,487
  *Adolfo Dominguez SA......................................     20,351     110,794
   Almirall SA..............................................    212,803   1,828,388
 #*Amper SA.................................................     96,925     225,596
   Antena 3 de Television SA................................    307,606   1,631,274
  *Azkoyen SA...............................................     70,532     161,730
   Banco de Sabadell SA Convertible Shares..................    212,446     688,975
   Banco Popular Espanol SA.................................    387,781   1,240,086
  #Bankinter SA.............................................  1,006,147   4,488,478
  *Baron de Ley SA..........................................     13,910     772,984
   Bolsas y Mercados Espanoles SA...........................    261,471   6,163,042
   Caja de Ahorros del Mediterraneo SA......................    116,412          --
   Campofrio Food Group SA..................................     95,179     795,035
 #*Cementos Portland Valderrivas SA.........................     45,565     322,188
   Cie Automotive SA........................................    128,379     953,263
  *Codere SA................................................     73,816     587,859
   Compania Vinicola del Norte de Espana SA.................     16,119     320,095
   Construcciones y Auxiliar de Ferrocarriles SA............      7,518   4,019,610
  *Corporacion Dermoestetica SA.............................     19,777       9,686
  *Deoleo SA................................................  1,403,240     641,671
   Dinamia Capital Privado Sociedad de Capital Riesgo SA....     20,213     101,073
  *Distribuidora Internacional de Alimentacion SA...........     96,278     462,254
   Duro Felguera SA.........................................    276,209   1,704,916
   Ebro Foods SA............................................    366,156   6,478,167
   Elecnor SA...............................................    198,254   2,391,187
  *Ercros SA................................................    303,863     170,723
   Faes Farma SA............................................    749,048   1,285,792
  *Fersa Energias Renovables SA.............................     93,691      57,331
   Fluidra SA...............................................     51,323     146,448
  #Fomento de Construcciones y Contratas SA.................     48,395     828,008
   Gamesa Corp Tecnologica SA...............................  1,081,002   2,944,947
  *General de Alquiler de Maquinaria SA.....................     23,081      17,109
  *Grifols SA...............................................      1,193      30,038
   Grupo Catalana Occidente SA..............................    172,781   2,430,192
   Grupo Empresarial Ence SA................................    867,472   2,038,378
 #*Grupo Ezentis SA.........................................  1,009,562     204,084
  *Grupo Tavex SA...........................................    244,131     109,564
   Iberpapel Gestion SA.....................................     25,850     437,316
  #Indra Sistemas SA........................................    427,278   4,436,590
  *Inmobiliaria Colonial SA.................................    108,920     177,636
   Inmobiliaria del Sur SA..................................      2,902      21,081
  *Jazztel P.L.C............................................    869,824   5,838,998
 #*La Seda de Barcelona SA Series B......................... 10,928,289     260,417
   Laboratorios Farmaceuticos Rovi SA.......................     56,046     370,955
   Mediaset Espana Comunicacion SA..........................    703,714   3,203,347
  #Melia Hotels International SA............................    232,123   1,388,050
   Miquel y Costas & Miquel SA..............................     35,187     981,207
  *Natra SA.................................................    109,456     138,035

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SPAIN -- (Continued)
  *Natraceutical SA.........................................   637,667 $    113,950
 #*NH Hoteles SA............................................   521,131    1,715,172
  *Nicolas Correa SA........................................    14,385       16,481
   Obrascon Huarte Lain SA..................................   156,475    3,961,478
   Papeles y Cartones de Europa SA..........................   226,938      727,267
   Pescanova SA.............................................    43,729    1,317,515
   Prim SA..................................................    39,424      190,889
 #*Promotora de Informaciones SA Series A................... 1,234,983      597,610
  #Prosegur Cia de Seguridad SA.............................    87,574    5,009,056
  *Quabit Inmobiliaria SA...................................   469,834       33,067
  *Realia Business SA.......................................   297,777      332,596
  *Renta Corp Real Estate SA................................    19,428       20,673
  *Reyal Urbis SA...........................................    24,393        8,865
  #Sacyr Vallehermoso SA....................................   420,984      760,858
  *Service Point Solutions SA...............................   727,483      134,032
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.............................................   227,522      240,649
   Solaria Energia y Medio Ambiente SA......................   231,009      214,543
   Tecnicas Reunidas SA.....................................   117,058    4,570,564
   Telecomunicaciones y Energia SA..........................   146,125      334,094
 #*Tubacex SA...............................................   427,191    1,078,233
   Tubos Reunidos SA........................................   453,545    1,054,007
   Unipapel SA..............................................    47,385      602,658
  *Vertice Trescientos Sesenta Grados SA....................    41,154        5,166
   Vidrala SA...............................................    73,575    1,791,594
   Viscofan SA..............................................   185,838    8,411,849
  *Vocento SA...............................................   196,990      492,385
  *Vueling Airlines SA......................................    60,195      382,254
 #*Zeltia SA................................................   699,944    1,370,940
                                                                       ------------
TOTAL SPAIN.................................................            101,893,529
                                                                       ------------

SWEDEN -- (8.4%)
   Aarhuskarlshamn AB.......................................   101,773    3,428,889
   Acando AB................................................   251,386      546,493
 #*Active Biotech AB........................................   163,672    1,092,358
  #AddNode AB...............................................    19,348      104,527
  #AddTech AB Series B......................................    68,656    1,885,387
   AF AB Series B...........................................   125,598    2,539,104
 #*Alliance Oil Co., Ltd. SDR...............................   248,877    2,335,864
  *Anoto Group AB...........................................    80,683       31,904
  *Arise Windpower AB.......................................    15,632       77,835
   Aros Quality Group AB....................................    41,400      266,010
   Atrium Ljungberg AB Series B.............................    31,000      369,371
  #Avanza Bank Holding AB...................................    77,172    1,846,760
   Axfood AB................................................    94,702    3,445,789
  #Axis Communications AB...................................   183,851    4,624,176
   B&B Tools AB Series B....................................    92,979      828,139
  *BE Group AB..............................................   206,972      728,885
  #Beiger Electronics AB....................................    53,856      575,624
   Beijer Alma AB...........................................    77,858    1,412,131
  *Bergs Timber AB Series B.................................     6,274       12,232
  *Betsson AB...............................................   114,813    3,768,088
   Bilia AB Series A........................................   113,425    2,181,137
   Billerud AB..............................................   369,172    3,574,081
   BioGaia AB Series B......................................    54,075    1,788,952
 #*BioInvent International AB...............................   209,444      509,495
   Biotage AB...............................................   143,915      156,975
  *Bjorn Borg AB............................................    81,716      493,506
  *Black Earth Farming, Ltd. AB.............................    30,513       46,330
   Bong Ljungdahl AB........................................    24,800       50,087
  *Boras Waefveri AB Series B...............................     6,564        1,289
   Brinova Fastigheter AB...................................        98        1,519

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
SWEDEN -- (Continued)
 #*Bure Equity AB...........................................   284,971 $  792,255
  *Byggmax Group AB.........................................   136,521    863,119
   Cantena AB...............................................    56,202    510,123
   Castellum AB.............................................   585,573  7,414,723
  *Catella AB...............................................   223,058    242,746
  *CDON Group AB............................................   228,045  1,677,195
   Clas Ohlson AB Series B..................................   148,475  2,190,023
  *Cloetta AB...............................................    54,749    121,749
  *Concentric AB............................................   189,743  1,708,665
   Concordia Maritime AB Series B...........................    78,854    148,484
   Connecta AB..............................................    37,403    344,261
  *Consilium AB Series B....................................     9,903     22,844
   CyberCom Group AB........................................    49,332     89,872
  *Dedicare AB Series B.....................................    14,175     64,767
  *Diamyd Medical AB........................................    17,274     27,051
   DORO AB..................................................    94,695    368,298
   Duni AB..................................................   134,169  1,231,357
   East Capital Explorer AB.................................    47,726    371,086
   Elekta AB Series B.......................................   174,406  8,820,215
  *Enea AB..................................................    57,649    336,703
  *Enea AB Redemption Shares................................    57,649     68,188
 #*Eniro AB.................................................   389,101    637,876
   Fabege AB................................................   518,171  4,374,874
  #Fagerhult AB.............................................    18,323    547,914
  *Fastighets AB Balder Series B............................   262,823  1,280,685
   Fenix Outdoor AB.........................................     6,455    169,665
   G & L Beijer AB Series B.................................    29,411  1,105,559
  *Global Health Partner AB.................................       827        850
   Gunnebo AB...............................................   181,949    792,193
  *Hakon Invest AB..........................................   192,353  2,808,768
  #Haldex AB................................................   196,886  1,229,063
   Heba Fastighets AB Series B..............................    43,722    410,432
   Hexpol AB................................................    90,957  3,372,278
   #*HIQ International AB...................................   213,698  1,164,678
   HMS Networks AB..........................................     7,040    117,930
   Hoganas AB Series B......................................   105,467  4,091,451
   Holmen AB Series B.......................................   220,759  5,863,748
  *HQ AB....................................................    47,592      8,335
   Hufvudstaden AB Series A.................................   189,483  2,036,050
   Husqvarna AB Series A....................................    29,526    169,793
   Husqvarna AB Series B....................................   615,142  3,541,813
   Industrial & Financial Systems AB Series B...............    83,246  1,426,930
   Indutrade AB.............................................    49,562  1,599,911
  #Intrum Justitia AB.......................................   244,105  3,699,477
   JM AB....................................................   339,516  6,289,332
  *KappAhl AB...............................................   574,908    560,950
  *Karo Bio AB.............................................. 1,093,587     40,688
 #*Klovern AB...............................................   387,861  1,355,708
  #KNOW IT AB...............................................    75,523    713,146
  *Kungsleden AB............................................   544,192  3,348,863
   Lagercrantz Group AB Series B............................    76,298    625,131
   Lennart Wallenstam Byggnads AB Series B..................   385,959  3,848,503
  *Lindab International AB..................................   286,784  2,338,800
   Loomis AB Series B.......................................   275,497  3,723,725
  *Lundin Petroleum AB......................................   355,036  7,067,087
   Meda AB Series A.........................................   831,147  8,219,556
  *Medivir AB Series B......................................    84,833    822,171
   Mekonomen AB.............................................    79,003  2,527,137
  *Micronic Mydata AB.......................................   390,070    867,157
   MQ Holding AB............................................    35,336    131,734
  *NCC AB Series A..........................................    22,210    419,782

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SWEDEN -- (Continued)
  #NCC AB Series B..........................................   318,836 $  6,266,249
   Nederman Holding AB......................................     3,347       62,003
  *Net Entertainment NE AB..................................   113,817    1,125,004
  *Net Entertainment NE AB Redemption Shares................   113,817       33,698
 #*Net Insight AB Series B.................................. 1,189,130      369,016
   New Wave Group AB Series B...............................   196,069      857,695
   NIBE Industrier AB Series B..............................   294,450    4,649,625
  *Nobia AB.................................................   666,139    2,672,528
  #Nolato AB Series B.......................................    82,493      834,487
  *Nordic Mines AB..........................................    88,922      501,830
  #Nordnet AB Series B......................................   338,434    1,094,867
  *Observer AB..............................................    11,445       66,742
   OEM International AB Series B............................    44,818      489,722
 #*Opcon AB.................................................    55,670       15,344
  *Orexo AB.................................................    76,505      268,742
   Oriflame Cosmetics SA SDR................................   138,296    4,964,287
  *PA Resources AB.......................................... 2,515,097      589,716
  *Partnertech AB...........................................    28,800      141,189
   Peab AB Series B.........................................   639,976    3,339,506
   Poolia AB Series B.......................................    29,472       65,605
  #Pricer AB Series B.......................................   395,913      718,524
   ProAct IT Group AB.......................................    31,571      554,937
  *Probi AB.................................................    19,442      188,844
   Proffice AB Series B.....................................   231,361      833,592
   RaySearch Laboratories AB................................    72,721      265,693
   Readsoft AB Series B.....................................    87,941      255,306
 #*Rederi AB Transatlantic..................................   112,133      149,109
  *Rezidor Hotel Group AB...................................   308,517    1,219,826
  *RNB Retail & Brands AB...................................   411,548      176,337
  #Rottneros AB.............................................   207,512       70,986
  #Saab AB Series B.........................................   208,302    3,464,315
   Sagax AB.................................................     3,119       83,819
   Sandvik AB...............................................     3,242       51,256
 #*SAS AB...................................................   573,665      707,344
  *Sectra AB................................................    22,800      145,774
   Securitas AB Series B....................................   254,999    2,335,294
  *Semcon AB................................................    53,850      397,682
   Sigma AB Series B........................................    20,898       18,857
   Sintercast AB............................................    13,048      105,908
   Skistar AB...............................................    97,008    1,155,534
   SSAB AB Series A.........................................   351,239    3,580,816
   SSAB AB Series B.........................................    61,649      544,614
  *Studsvik AB..............................................    18,826      117,058
   Sweco AB Series B........................................   187,009    1,971,218
  *Swedish Orphan Biovitrum AB..............................   492,115    1,602,787
  *Swedol AB Class B........................................    29,796      130,396
   Systemair AB.............................................    17,656      224,132
  *TradeDoubler AB..........................................   181,607      689,979
   Trelleborg AB Series B...................................   970,775   11,131,201
   Unibet Group P.L.C. SDR..................................   107,106    3,057,148
   Uniflex AB Series B......................................    17,950       95,960
   VBG AB Series B..........................................       137        1,750
   Vitrolife AB.............................................    53,769      421,513
   Wihlborgs Fastigheter AB.................................   233,969    3,250,031
                                                                       ------------
TOTAL SWEDEN................................................            217,611,799
                                                                       ------------

SWITZERLAND -- (12.6%)
   Acino Holding AG.........................................    11,694    1,533,740
  *Addex Pharmaceuticals, Ltd...............................     1,491       15,632
   Advanced Digital Broadcast Holdings SA...................     2,024       24,507
  *Affichage Holding SA.....................................     5,703    1,006,217

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
SWITZERLAND -- (Continued)
   AFG Arbonia-Forster Holding AG...........................  46,165 $   966,325
  *Allreal Holding AG.......................................  35,456   5,560,862
   ALSO-Actebis Holding AG..................................  16,195     732,262
   Aryzta AG................................................ 234,309  11,802,736
   Ascom Holding AG......................................... 160,822   1,514,133
   Austriamicrosystems AG...................................  35,754   2,882,211
  *Autoneum Holding AG......................................  15,956     879,643
  #Bachem Holdings AG.......................................  24,136     965,822
   Baloise Holding AG.......................................   9,650     747,336
   Bank Coop AG.............................................  31,671   2,162,338
   Bank Sarasin & Cie AG Series B........................... 182,505   5,633,045
   Banque Cantonale de Geneve SA............................   4,021     922,050
   Banque Cantonale du Jura SA..............................   4,442     321,551
   Banque Cantonale Vaudoise AG.............................   6,396   3,620,126
   Banque Privee Edmond de Rothschild SA....................     157   4,237,253
   Barry Callebaut AG.......................................   3,930   3,783,414
   Basellandschaftliche Kantonalbank AG.....................     231     337,256
  *Basilea Pharmaceutica AG.................................  22,699   1,158,148
 #*Basler Kantonalbank AG...................................     192      23,983
   Belimo Holdings AG.......................................   1,851   3,663,101
   Bell AG..................................................     110     229,795
   Bellevue Group AG........................................  27,519     347,429
   Berner Kantonalbank AG...................................  23,232   6,526,266
  *BKW SA...................................................  27,437   1,058,001
  *Bobst Group AG...........................................  39,409   1,128,898
   Bossard Holding AG.......................................   8,386   1,275,869
   Bucher Industries AG.....................................  33,342   6,601,432
   Burckhardt Compression Holding AG........................   6,936   1,919,286
  *Burkhalter Holding AG....................................     999     308,054
   Calida Holding AG........................................   5,995     181,610
   Carlo Gavazzi Holding AG.................................   1,069     222,511
   Centralschweizerische Kraftwerke AG......................     137      50,591
   Cham Paper Holding AG....................................     774     133,075
   Charles Voegele Holding AG...............................  32,044     640,432
  *Cicor Technologies.......................................   4,889     162,830
   Cie Financiere Tradition SA..............................   7,526     568,830
  *Clariant AG.............................................. 699,758   8,908,753
   Coltene Holding AG.......................................  16,008     530,032
   Conzzeta AG..............................................   1,345   3,003,585
  *Cytos Biotechnology AG...................................     343         852
   Daetwyler Holding AG.....................................  29,754   2,557,530
  *Dufry AG.................................................  65,162   8,849,964
   EFG International AG..................................... 205,702   1,999,813
  *ELMA Electronic AG.......................................     472     222,898
   Emmi AG..................................................  13,244   2,829,167
   EMS-Chemie Holding AG....................................  27,777   5,467,052
  *Energiedienst Holding AG.................................  71,249   3,585,832
   Flughafen Zuerich AG.....................................  14,140   5,265,500
   Forbo Holding AG.........................................   6,314   4,568,444
  #Galenica Holding AG......................................  18,828  12,849,335
   GAM Holding AG........................................... 780,910  10,039,056
  *Gategroup Holding AG.....................................  80,879   2,742,831
   George Fisher AG.........................................  15,467   6,862,802
  *Gottex Fund Management Holdings, Ltd.....................     824       2,535
   Gurit Holding AG.........................................   1,489     862,398
   Helvetia Holding AG......................................  22,754   8,161,346
 #*Huber & Suhner AG........................................  31,986   1,393,553
   Implenia AG..............................................  49,733   1,657,247
  *Inficon Holding AG.......................................   4,954   1,121,577
  *Interroll Holding AG.....................................   2,404     874,043
   Intershop Holding AG.....................................   3,559   1,279,081

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
SWITZERLAND -- (Continued)
   Jungfraubahn Holding AG..................................     379 $    24,965
   Kaba Holding AG..........................................  11,858   4,645,525
  *Kardex AG................................................  21,055     410,459
   Komax Holding AG.........................................   9,976   1,013,611
  *Kudelski SA.............................................. 115,691     858,121
  *Kuoni Reisen Holding AG Series B.........................  13,284   4,794,944
   LEM Holding SA...........................................   3,667   1,958,679
   Liechtensteinische Landesbank AG.........................   8,881     359,197
 #*LifeWatch AG.............................................  55,532     554,004
  *Logitech International SA................................ 676,961   6,906,033
   Lonza Group AG........................................... 154,508   6,971,610
   Luzerner Kantonalbank AG.................................  17,399   6,326,247
   Metall Zug AG............................................     258   1,080,607
  *Meyer Burger Technology AG............................... 200,895   3,321,072
   Micronas Semiconductor Holding AG........................ 155,041   1,674,544
  *Mikron Holding AG........................................     585       3,698
  *Mobilezone Holding AG.................................... 119,357   1,296,357
   Mobimo Holding AG........................................  14,199   3,458,302
  *Myriad Group AG..........................................  61,229     270,805
   Nobel Biocare Holding AG................................. 478,680   5,901,176
  *OC Oerlikon Corp. AG..................................... 378,042   3,736,890
   Orascom Development Holding AG...........................   8,205     139,364
   Orell Fuessli Holding AG.................................   4,930     543,408
   Orior AG.................................................   5,248     286,847
  *Panalpina Welttransport Holding AG.......................  46,070   4,497,083
  *Parco Industriale e Immobiliare SA.......................     600       2,314
   Partners Group Holding AG................................  15,056   2,865,393
   Phoenix Mecano AG........................................   3,100   1,876,106
  *PSP Swiss Property AG.................................... 148,327  13,329,434
   PubliGroupe SA...........................................   2,266     337,103
  *Rieters Holdings AG......................................  15,956   2,778,535
   Romande Energie Holding SA...............................   2,714   3,555,595
   Schaffner Holding AG.....................................   2,066     569,878
  *Schmolz & Bickenbach AG.................................. 105,325     719,591
   Schweiter Technologies AG................................   4,191   2,475,507
   Schweizerische National-Versicherungs-Gesellschaft AG....  46,324   1,802,731
  *Siegfried Holding AG.....................................   8,325     954,140
   Societa Elettrica Sopracenerina SA.......................   2,340     487,045
   St. Galler Kantonalbank AG...............................  10,021   4,056,767
 #*Straumann Holding AG.....................................  22,897   3,804,718
   Sulzer AG................................................  61,232   8,818,601
  #Swiss Life Holding AG....................................  99,751  10,203,294
   Swisslog Holding AG...................................... 914,407     939,043
   Swissquote Group Holding SA..............................  47,450   1,745,272
   Tamedia AG...............................................  14,891   1,913,813
   Tecan Group AG...........................................  41,765   3,179,663
 #*Temenos Group AG......................................... 261,165   4,895,714
  *Tornos Holding AG........................................  38,028     398,084
  *U-Blox AG................................................  15,619     767,009
   Uster Technologies AG....................................   2,848     137,949
   Valartis Group AG........................................     936      15,463
   Valiant Holding AG.......................................  45,575   5,539,957
   Valora Holding AG........................................  12,202   2,558,688
   Vaudoise Assurances Holding SA...........................   3,219   1,010,191
   Verwaltungs und Privat-Bank AG...........................   7,758     661,698
   Vetropack Holding AG.....................................     381     718,174
   Villars Holding SA.......................................     150      81,294
 #*Von Roll Holding AG...................................... 178,803     443,348
  *Vontobel Holdings AG..................................... 121,104   3,072,952
   VZ Holding AG............................................     801      85,726
  *Walliser Kantonalbank AG.................................   1,416   1,349,329

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                SHARES        VALUE++
                                                                                              ------------ --------------
SWITZERLAND -- (Continued)
   WMH Walter Meier Holding AG...............................................................        4,738 $    1,147,283
   Ypsomed Holdings AG.......................................................................        6,746        408,742
   Zehnder Group AG..........................................................................       35,840      2,638,862
  *Zueblin Immobilien Holding AG.............................................................      261,040        950,239
   Zuger Kantonalbank AG.....................................................................          623      3,580,654
                                                                                                           --------------
TOTAL SWITZERLAND............................................................................                 329,393,273
                                                                                                           --------------
TOTAL COMMON STOCKS..........................................................................               2,089,983,817
                                                                                                           --------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Klovern AB................................................................................        9,697        199,447
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR................................................................      122,950            163
  *Deceuninck NV STRIP VVPR..................................................................      247,412            327
  *Nyrstar NV STRIP VVPR.....................................................................      178,031            470
  *RealDolmen NV STRIP VVPR (5640683)........................................................           20             --
  *RealDolmen NV STRIP VVPR (B3B08L5)........................................................        6,067              8
  *SAPEC SA STRIP VVPR.......................................................................           75             70
   Tessenderlo Chemie NV STRIP VVPR..........................................................        3,985          1,053
  *Zenitel NV STRIP VVPR.....................................................................        8,654             11
                                                                                                           --------------
TOTAL BELGIUM................................................................................                       2,102
                                                                                                           --------------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12........................................................       29,541         27,858
                                                                                                           --------------
FRANCE -- (0.0%)
  *Groupe Go Sport SA Rights 05/09/12........................................................        1,125            821
                                                                                                           --------------
GERMANY -- (0.0%)
  *Progress-Werk Oberkirch AG Rights 05/14/12................................................        6,250             --
                                                                                                           --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA Rights 05/02/12...................................................    1,745,899        991,437
                                                                                                           --------------
SWITZERLAND -- (0.0%)
  *Cytos Biotechnology AG Rights 05/10/12....................................................          343             67
                                                                                                           --------------
TOTAL RIGHTS/WARRANTS........................................................................                   1,022,285
                                                                                                           --------------

                                                                                                SHARES/
                                                                                                 FACE
                                                                                                AMOUNT        VALUE+
                                                                                              ------------ --------------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S) @DFA Short Term Investment Fund..........................................................  510,000,000    510,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralized by
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $967,183) to be
     repurchased at $948,225................................................................. $        948        948,219
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL..........................................................                 510,948,219
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,636,410,543)......................................................................              $2,602,153,768
                                                                                                           ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   SHARES     VALUE++
                                                                  --------- -----------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B...............................         1 $        --
                                                                            -----------
BRAZIL -- (5.9%)
    AES Tiete SA.................................................    42,245     533,894
    All America Latina Logistica SA..............................   377,131   1,707,442
    Amil Participacoes SA........................................   119,903   1,172,516
    Banco Bradesco SA............................................   263,400   3,561,009
    Banco do Brasil SA...........................................   465,154   5,771,263
    Banco Santander Brasil SA....................................    52,300     424,458
    Banco Santander Brasil SA ADR................................   605,084   4,883,028
    BM&F Bovespa SA.............................................. 1,652,008   9,230,063
    BR Malls Participacoes SA....................................   286,523   3,541,422
    BRF--Brasil Foods SA ADR.....................................   594,060  10,948,526
    CCR SA.......................................................   537,700   4,169,245
   *Centrais Eletricas Brasileiras SA............................    61,700     527,937
    Centrais Eletricas Brasileiras SA ADR........................    86,923   1,038,730
    Centrais Eletricas Brasileiras SA Sponsored ADR..............   100,200     853,704
    CETIP SA--Mercados Organizados...............................   126,400   1,942,932
    Cia de Saneamento Basico do Estado de Sao Paulo..............    22,000     866,081
    Cia de Saneamento Basico do Estado de Sao Paulo ADR..........    29,318   2,320,813
    Cia Energetica de Minas Gerais SA............................    39,875     683,637
    Cia Hering SA................................................    80,800   2,006,277
    Cia Siderurgica Nacional SA..................................   704,052   5,979,908
    Cielo SA.....................................................   198,696   5,968,762
    Cosan SA Industria e Comercio................................   182,046   3,167,886
    CPFL Energia SA..............................................    62,260     870,134
    CPFL Energia SA ADR..........................................    14,853     418,855
    Cyrela Brazil Realty SA Empreendimentos e Participacoes......   239,597   1,930,703
    Diagnosticos da America SA...................................    20,093     143,887
    Duratex SA...................................................   208,900   1,227,437
    EcoRodovias Infraestrutura e Logistica SA....................   115,988     960,811
   *Embraer SA...................................................   164,400   1,411,866
    Embraer SA ADR...............................................    84,300   2,920,152
    Energias do Brazil SA........................................   169,500   1,181,783
    Fibria Celulose SA Sponsored ADR.............................   514,098   4,081,938
    Gerdau SA....................................................   131,807   1,024,778
    Hypermarcas SA...............................................   939,724   6,108,218
    Itau Unibanco Holding SA.....................................   147,983   2,064,301
   *JBS SA.......................................................   627,630   2,459,615
    Light SA.....................................................    34,700     448,188
    Localiza Rent a Car SA.......................................    73,200   1,251,906
    Lojas Americanas SA..........................................    67,984     588,126
    Lojas Renner SA..............................................    80,900   2,570,686
   *MPX Energia SA...............................................    21,600     579,845
    MRV Engenharia e Participacoes SA............................   203,540   1,189,537
    Multiplan Empreendimentos Imobiliarios SA....................    51,700   1,217,811
   *Multiplus SA.................................................    33,657     732,415
    Natura Cosmeticos SA.........................................   117,400   2,652,686
    Oi SA........................................................   179,758   1,207,096
    Oi SA ADR (670851104)........................................     7,319      48,818
  #*Oi SA ADR (670851203)........................................    17,464     313,133
    PDG Realty SA Empreendimentos e Participacoes................ 1,493,679   3,510,575
    Petroleo Brasileiro SA.......................................    98,000   1,147,014
    Petroleo Brasilerio SA ADR................................... 1,114,189  26,228,009
    Porto Seguro SA..............................................    93,164     914,460
    Redecard SA..................................................   193,700   3,227,402
    Souza Cruz SA................................................   369,370   5,739,705
    Telefonica Brasil SA.........................................    15,346     392,878
    Tim Participacoes SA.........................................   253,900   1,499,837

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CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- ------------
BRAZIL -- (Continued)
   *Tim Participacoes SA ADR..............................     47,642 $  1,425,925
    Totvs SA..............................................     16,000      310,574
    Tractebel Energia SA..................................    111,900    1,922,580
    Usinas Siderurgicas de Minas Gerais SA................     39,100      371,482
   #Vale SA Sponsored ADR.................................    834,273   18,520,861
    WEG Industrias SA.....................................    278,866    2,946,442
                                                                      ------------
TOTAL BRAZIL..............................................             179,062,002
                                                                      ------------
CHILE -- (1.9%)
    AES Gener SA..........................................  1,202,095      760,757
    Aguas Andinas SA Series A.............................  1,425,070      942,702
   #Banco de Chile SA Series F ADR........................     47,286    4,426,915
    Banco de Credito e Inversiones SA.....................     22,215    1,598,189
    Banco Santander Chile SA ADR..........................     47,185    3,860,205
    CAP SA................................................     48,787    2,046,620
    Cencosud SA...........................................    667,148    4,230,359
   *Cia Cervecerias Unidas SA.............................      3,978       57,238
    Cia Cervecerias Unidas SA ADR.........................     14,357    1,028,248
    Colbun SA.............................................  5,081,989    1,445,711
   *Compania Sud Americana de Vapores SA..................    157,924       18,556
    Corpbanca SA.......................................... 94,605,487    1,285,199
   *Corpbanca SA ADR......................................     22,366      449,780
    E.CL SA...............................................    309,077      828,219
    Embotelladora Andina SA Series A ADR..................     23,068      620,183
    Embotelladora Andina SA Series B ADR..................     19,587      636,577
    Empresa Nacional de Electricidad SA Sponsored ADR.....    134,338    7,337,542
    Empresas CMPC SA......................................    822,329    3,380,177
    Empresas Copec SA.....................................    314,697    5,108,718
    Enersis SA Sponsored ADR..............................    270,752    5,488,143
    ENTEL Chile SA........................................     72,566    1,440,550
   #Lan Airlines SA Sponsored ADR.........................    140,160    3,951,110
    Molibdenos y Metales SA...............................      8,424      142,397
    Ripley Corp. SA.......................................    650,492      725,451
    S.A.C.I. Falabella SA.................................    237,017    2,320,822
   *Sigdo Koppers SA......................................    315,679      754,870
   *Sociedad Matriz SAAM SA...............................  1,646,119      196,815
   *Sonda SA..............................................    222,488      662,740
                                                                      ------------
TOTAL CHILE...............................................              55,744,793
                                                                      ------------
CHINA -- (13.9%)
    Agile Property Holdings, Ltd..........................  1,754,000    2,282,115
   *Agricultural Bank of China, Ltd. Series H............. 10,995,000    5,185,986
    Air China, Ltd. Series H..............................  1,312,000      947,656
   *Alibaba.com, Ltd......................................    758,000    1,299,504
   #Aluminum Corp. of China, Ltd. ADR.....................    112,680    1,355,540
   #Angang Steel Co., Ltd. Series H.......................  1,422,000      966,510
    Anhui Conch Cement Co., Ltd. Series H.................    697,500    2,320,266
    Anta Sports Products, Ltd.............................    457,000      450,938
    Bank of China, Ltd. Series H.......................... 48,700,100   20,279,780
    Bank of Communications Co., Ltd. Series H.............  4,791,515    3,693,332
    BBMG Corp. Series H...................................    710,000      609,811
    Beijing Enterprises Holdings, Ltd.....................    668,972    3,728,851
    Belle International Holdings, Ltd.....................  2,428,000    4,743,830
  #*Brilliance China Automotive Holdings, Ltd.............  1,530,000    1,650,485
  #*BYD Co., Ltd. Series H................................    415,886    1,086,627
    China Agri-Industries Holdings, Ltd...................  1,958,202    1,432,014
    China BlueChemical, Ltd. Series H.....................  1,502,000    1,070,494
    China Citic Bank Corp., Ltd. Series H.................  5,270,928    3,339,772
    China Coal Energy Co., Ltd. Series H..................  3,184,777    3,638,571
    China Communications Construction Co., Ltd. Series H..  2,845,000    2,834,763
    China Communications Services Corp., Ltd. Series H....  2,892,000    1,476,053

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CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
CHINA -- (Continued)
    China Construction Bank Corp. Series H....................... 34,837,590 $27,080,269
    China COSCO Holdings Co., Ltd. Series H......................  1,791,500   1,032,953
   *China Eastern Airlines Corp., Ltd. ADR.......................      2,800      47,320
   *China Eastern Airlines Corp., Ltd. Series H..................    668,000     222,089
    China Everbright, Ltd........................................    756,000   1,193,342
    China Foods, Ltd.............................................    412,000     445,315
    China Life Insurance Co., Ltd. ADR...........................    323,770  12,937,849
    China Longyuan Power Group Corp. Series H....................  1,387,000   1,086,801
    China Mengniu Dairy Co., Ltd.................................    805,000   2,483,434
    China Merchants Bank Co., Ltd. Series H......................  2,871,534   6,200,241
    China Merchants Holdings International Co., Ltd..............  1,072,854   3,461,482
    China Minsheng Banking Corp., Ltd. Series H..................  2,532,000   2,626,592
    China Mobile, Ltd. Sponsored ADR.............................    797,772  44,148,702
   *China Molybdenum Co., Ltd. Series H..........................    511,322     197,518
    China National Building Material Co., Ltd. Series H..........  1,605,916   2,152,245
    China Oilfield Services, Ltd. Series H.......................    950,000   1,530,414
    China Overseas Land & Investment, Ltd........................  2,456,000   5,313,767
    China Pacific Insurance Group Co., Ltd. Series H.............  1,054,600   3,401,727
    China Petroleum & Chemical Corp. ADR.........................    106,449  11,227,176
    China Petroleum & Chemical Corp. Series H....................  2,542,000   2,699,886
    China Railway Construction Corp., Ltd. Series H..............  2,554,000   2,025,950
    China Railway Group, Ltd. Series H...........................  1,902,000     749,724
    China Resources Cement Holdings, Ltd.........................  1,144,000     904,906
    China Resources Enterprise, Ltd..............................  1,035,000   3,746,372
  #*China Resources Gas Group, Ltd...............................    510,000     988,088
   #China Resources Land, Ltd....................................  1,366,000   2,613,977
    China Resources Power Holdings Co., Ltd......................    742,000   1,348,591
    China Shenhua Energy Co., Ltd. Series H......................  2,191,000   9,675,568
   *China Shipping Container Lines Co., Ltd. Series H............  4,653,000   1,507,404
    China Shipping Development Co., Ltd. Series H................  1,414,000     913,609
   *China Southern Airlines Co., Ltd. ADR........................     10,900     242,089
   *China Southern Airlines Co., Ltd. Series H...................    980,000     439,170
    China State Construction International Holdings, Ltd.........    742,000     681,215
   *China Taiping Insurance Holdings Co., Ltd....................    525,400   1,096,943
   #China Telecom Corp., Ltd. ADR................................     49,067   2,626,066
    China Telecom Corp., Ltd. Series H...........................  2,306,000   1,235,903
    China Unicom Hong Kong, Ltd. ADR.............................    470,600   8,179,028
    China Yurun Food Group, Ltd..................................    817,000   1,037,536
   #Citic Pacific, Ltd...........................................  1,669,000   2,738,998
    CNOOC, Ltd...................................................  1,028,000   2,172,317
   #CNOOC, Ltd. ADR..............................................    104,300  22,075,095
    COSCO Pacific, Ltd...........................................  2,125,818   3,073,085
    Country Garden Holdings Co., Ltd.............................  3,457,000   1,486,460
    CSR Corp., Ltd. Series H.....................................  1,005,000     807,873
   #Datang International Power Generation Co., Ltd. Series H.....  1,390,000     492,644
   #Dongfang Electric Co., Ltd. Series H.........................    196,000     531,340
    Dongfeng Motor Corp. Series H................................  1,522,000   2,980,719
    ENN Energy Holdings, Ltd.....................................    476,000   1,660,035
    Evergrande Real Estate Group, Ltd............................  5,180,000   2,973,770
    Fosun International, Ltd.....................................  1,717,441   1,018,736
    GCL-Poly Energy Holdings, Ltd................................  5,633,814   1,452,008
   #Geely Automobile Holdings, Ltd...............................  2,080,000     769,416
    Golden Eagle Retail Group, Ltd...............................    336,000     883,517
    GOME Electrical Appliances Holding, Ltd......................  8,312,000   1,521,218
   *Great Wall Motor Co., Ltd. Series H..........................    798,500   1,711,644
    Guangdong Investment, Ltd....................................  1,564,000   1,147,562
   #Guangshen Railway Co., Ltd...................................    346,000     128,170
    Guangshen Railway Co., Ltd. Sponsored ADR....................     29,254     549,390
    Guangzhou Automobile Group Co., Ltd. Series H................  1,852,259   2,045,096
    Guangzhou R&F Properties Co., Ltd. Series H..................  1,225,600   1,628,002
   *Haier Electronics Group Co., Ltd.............................    324,000     337,196

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
                                                                    SHARES     VALUE++
                                                                  ---------- ------------
CHINA -- (Continued)
    Hengan International Group Co., Ltd..........................    409,000 $  4,332,276
    Huabao International Holdings, Ltd...........................  1,005,000      515,541
   #Huaneng Power International, Inc. ADR........................     34,452      818,924
    Huaneng Power International, Inc. Series H...................    136,000       80,501
    Industrial & Commercial Bank of China, Ltd. Series H......... 37,226,185   24,686,592
    Jiangsu Express Co., Ltd. Series H...........................    764,000      751,972
   #Jiangxi Copper Co., Ltd. Series H............................    803,000    1,933,186
    Kingboard Chemical Holdings, Ltd.............................    707,851    1,977,442
    Kunlun Energy Co., Ltd.......................................  1,704,000    2,981,628
    Lenovo Group, Ltd............................................  3,241,278    3,095,562
    Longfor Properties Co., Ltd..................................    942,000    1,492,936
   #Maanshan Iron & Steel Co., Ltd. Series H.....................  1,620,000      453,471
    Metallurgical Corp of China, Ltd. Series H...................  2,646,000      584,028
  #*Minmetals Resources, Ltd.....................................    388,000      197,697
    Nine Dragons Paper Holdings, Ltd.............................  1,905,000    1,561,725
    Parkson Retail Group, Ltd....................................    841,500      933,396
    PetroChina Co., Ltd. ADR.....................................    141,210   21,014,872
   #PICC Property & Casualty Co., Ltd. Series H..................  1,400,000    1,741,400
    Ping An Insurance Group Co. of China, Ltd. Series H..........  1,116,500    9,273,943
    Renhe Commercial Holdings Co., Ltd...........................  6,728,000      387,492
   *Sany Heavy Equipment International Holdings Co., Ltd.........    477,000      364,167
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H.....    752,000      862,361
    Shanghai Electric Group Co., Ltd. Series H...................  2,392,000    1,197,572
    Shanghai Industrial Holdings, Ltd............................    701,274    2,330,723
    Shimao Property Holdings, Ltd................................  1,956,371    2,564,817
    Sino-Ocean Land Holdings, Ltd................................  2,261,500    1,048,977
    Sinopec Shanghai Petrochemical Co., Ltd. Series H............    952,000      332,894
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.......      6,545      225,999
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............    888,000      202,578
    Sinopharm Group Co., Ltd. Series H...........................    444,400    1,152,311
    Soho China, Ltd..............................................  2,899,263    2,247,500
    Tencent Holdings, Ltd........................................    700,600   21,935,413
   #Tingyi (Cayman Islands) Holding Corp.........................  1,112,000    2,961,735
   #Tsingtao Brewery Co., Ltd. Series H..........................    170,000    1,028,396
   *Uni-President China Holdings, Ltd............................    349,000      316,149
    Want Want China Holdings, Ltd................................  2,752,000    3,373,267
   #Weichai Power Co., Ltd. Series H.............................    227,000    1,059,660
    Wumart Stores, Inc. Series H.................................     66,000      151,378
   *Xinjiang Goldwind Science & Technology Co., Ltd. Series H....    299,000      147,209
    Yanzhou Coal Mining Co., Ltd.................................     76,000      159,178
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..................    105,796    2,240,759
    Zhaojin Mining Industry Co., Ltd. Series H...................    485,000      673,814
    Zhejiang Expressway Co., Ltd. Series H.......................    876,000      627,878
    Zhongsheng Group Holdings, Ltd...............................    231,000      456,314
    Zhuzhou CSR Times Electric Co., Ltd. Series H................    243,000      683,481
   #Zijin Mining Group Co., Ltd. Series H........................  3,153,000    1,025,863
   *Zoomlion Heavy Industry Science and Technology Co., Ltd.
     Series H....................................................    488,400      724,601
    ZTE Corp. Series H...........................................    460,838    1,112,620
                                                                             ------------
TOTAL CHINA......................................................             418,100,648
                                                                             ------------
COLOMBIA -- (0.5%)
    Bancolombia SA Sponsored ADR.................................     64,224    4,356,314
   #Ecopetrol SA Sponsored ADR...................................    141,734    9,170,190
                                                                             ------------
TOTAL COLOMBIA...................................................              13,526,504
                                                                             ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S......................................................    184,371    7,433,080
    Komercni Banka A.S...........................................     14,663    2,693,862
   *Philip Morris CR A.S.........................................        168       97,598
    Telefonica Czech Republic A.S................................    142,100    2,867,717

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
                                                                  SHARES    VALUE++
                                                                  ------- -----------
CZECH REPUBLIC -- (Continued)
   *Unipetrol A.S................................................   1,147 $    10,592
                                                                          -----------
TOTAL CZECH REPUBLIC.............................................          13,102,849
                                                                          -----------
EGYPT -- (0.1%)
   *Commercial International Bank Egypt S.A.E. Sponsored GDR..... 182,687     743,828
   *Egyptian Financial Group-Hermes Holding GDR..................     563       2,501
    Orascom Construction Industries GDR..........................  41,566   1,833,321
   *Orascom Telecom Holding S.A.E. GDR........................... 246,435     689,847
   *Orascom Telecom Media & Technology Holding S.A.E. GDR........ 246,435     274,159
                                                                          -----------
TOTAL EGYPT......................................................           3,543,656
                                                                          -----------
HUNGARY -- (0.4%)
   *EGIS Pharmaceuticals P.L.C...................................   1,039      69,369
    ELMU NYRT....................................................     133      12,598
    Magyar Telekom Telecommunications P.L.C...................... 296,916     746,900
  #*MOL Hungarian Oil & Gas P.L.C................................  42,653   3,526,338
   #OTP Bank P.L.C............................................... 237,504   4,163,375
    Richter Gedeon NYRT..........................................  13,851   2,393,654
    Tisza Chemical Group P.L.C...................................  24,314     231,264
                                                                          -----------
TOTAL HUNGARY....................................................          11,143,498
                                                                          -----------
INDIA -- (7.7%)
    ACC, Ltd.....................................................  43,053   1,008,066
    Adani Enterprises, Ltd....................................... 140,472     746,411
   *Adani Power, Ltd............................................. 459,932     559,148
    Aditya Birla Nuvo, Ltd.......................................  33,850     596,988
    Allahabad Bank, Ltd.......................................... 168,800     529,523
    Ambuja Cements, Ltd.......................................... 859,949   2,450,905
   *Andhra Bank, Ltd.............................................  59,863     132,092
   *Apollo Hospitals Enterprise, Ltd.............................  46,407     554,633
    Asea Brown Boveri India, Ltd.................................  44,468     687,878
   *Ashok Leyland, Ltd........................................... 667,374     406,853
    Asian Paints, Ltd............................................  29,464   1,962,370
    Axis Bank, Ltd............................................... 227,042   4,750,493
    Bajaj Auto, Ltd..............................................  88,932   2,731,360
    Bajaj Finserv, Ltd...........................................  33,885     471,749
    Bajaj Holdings & Investment, Ltd.............................  24,719     394,509
    Bank of India................................................  77,206     515,970
    Bharat Electronics, Ltd......................................  13,836     387,006
    Bharat Forge, Ltd............................................  64,036     391,654
    Bharat Heavy Electricals, Ltd................................ 330,016   1,399,632
    Bharat Petroleum Corp., Ltd..................................  74,031     940,084
    Bharti Airtel, Ltd........................................... 867,263   5,096,519
    Bhushan Steel, Ltd...........................................  25,633     209,955
   *Biocon, Ltd..................................................  21,170      96,531
    Bosch, Ltd...................................................  13,445   2,211,828
    Cadila Healthcare, Ltd.......................................  25,295     349,116
   *Cairn India, Ltd............................................. 401,975   2,634,530
    Canara Bank..................................................  69,294     571,338
    Central Bank of India........................................  31,634      58,989
    Cipla, Ltd................................................... 354,995   2,098,213
    Colgate-Palmolive (India), Ltd...............................  21,434     450,589
    Container Corp. of India.....................................  21,756     364,185
    Coromandel International, Ltd................................  44,218     214,476
    Corporation Bank.............................................   6,356      49,130
    Crisil, Ltd..................................................   6,575     129,387
    Crompton Greaves, Ltd........................................ 169,046     418,809
    Cummins India, Ltd...........................................  42,903     392,677
    Dabur India, Ltd............................................. 495,434   1,049,498
   *Dish TV (India), Ltd......................................... 218,853     248,257

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
                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDIA -- (Continued)
    Divi's Laboratories, Ltd.....................................    33,413 $   542,183
    DLF, Ltd.....................................................   317,695   1,126,294
    Dr. Reddy's Laboratories, Ltd................................    22,080     738,760
   #Dr. Reddy's Laboratories, Ltd. ADR...........................    83,498   2,824,737
    Engineers India, Ltd.........................................    30,240     145,159
   *Essar Oil, Ltd...............................................   217,316     223,980
    Exide Industries, Ltd........................................   131,662     321,935
   *Federal Bank, Ltd............................................    83,714     668,115
    GAIL India, Ltd..............................................   102,223     638,558
    GAIL India, Ltd. Sponsored GDR...............................    28,791   1,083,187
   *Gillette India, Ltd..........................................     2,685     131,178
    GlaxoSmithKline Consumer Healthcare, Ltd.....................     6,584     349,072
    GlaxoSmithKline Pharmaceuticals, Ltd.........................    24,027     968,823
    Glenmark Pharmaceuticals, Ltd................................   101,902     629,646
   *GMR Infrastructure, Ltd......................................   684,313     347,836
    Godrej Consumer Products, Ltd................................    58,902     601,582
    Grasim Industries, Ltd.......................................     6,300     305,976
   *Havells India, Ltd...........................................    13,283     140,210
    HCL Technologies, Ltd........................................   177,470   1,721,840
    HDFC Bank, Ltd............................................... 1,530,370  15,759,729
    Hero Honda Motors, Ltd. Series B.............................    89,012   3,767,762
    Hindalco Industries, Ltd.....................................   862,663   1,966,267
    Hindustan Petroleum Corp, Ltd................................    43,201     247,407
    Hindustan Unilever, Ltd......................................   894,265   7,031,310
    ICICI Bank, Ltd. Sponsored ADR...............................   306,356  10,382,405
    IDBI Bank, Ltd...............................................   346,191     666,833
   *Idea Cellular, Ltd...........................................   805,036   1,199,614
    Indian Bank..................................................   126,858     547,144
    Indian Oil Corp., Ltd........................................   205,284   1,031,422
    Indian Overseas Bank.........................................    62,877     103,971
    IndusInd Bank, Ltd...........................................    51,381     324,502
    Infosys, Ltd.................................................   214,112   9,928,308
   #Infosys, Ltd. Sponsored ADR..................................   138,225   6,544,954
    Infrastructure Development Finance Co., Ltd..................   601,656   1,373,421
    ITC, Ltd..................................................... 2,298,662  10,699,022
    Jaiprakash Associates, Ltd................................... 1,336,264   1,886,700
   *Jaiprakash Power Ventures, Ltd...............................   432,110     331,080
    Jindal Steel & Power, Ltd....................................   373,815   3,573,689
    JSW Energy, Ltd..............................................   454,354     425,510
    JSW Steel, Ltd...............................................   124,632   1,634,264
    Kotak Mahindra Bank, Ltd.....................................   170,165   1,873,766
    Larsen & Toubro, Ltd.........................................   211,722   4,908,917
    LIC Housing Finance, Ltd.....................................    53,635     265,002
    Lupin, Ltd...................................................   146,419   1,540,422
    Mahindra & Mahindra, Ltd.....................................   298,575   4,002,961
    Mangalore Refinery & Petrochemicals, Ltd.....................   399,619     471,979
    Marico, Ltd..................................................   116,346     393,669
    Maruti Suzuki India, Ltd.....................................    97,051   2,527,535
   *Motherson Sumi Systems, Ltd..................................    24,479      82,984
    Mphasis, Ltd.................................................    48,788     340,970
    Mundra Port & Special Economic Zone, Ltd.....................   223,856     539,471
    National Aluminium Co., Ltd..................................   104,051     117,162
    Nestle India, Ltd............................................     3,731     331,162
   *NHPC, Ltd.................................................... 1,662,928     596,981
    NTPC, Ltd....................................................   312,039     960,526
   *Oberoi Realty, Ltd...........................................     1,848       9,479
    Oil & Natural Gas Corp., Ltd.................................   699,873   3,591,278
    Oil India, Ltd...............................................    53,082     458,359
   *Oracle Financial Services Software, Ltd......................    16,856     838,235
    Oriental Bank of Commerce....................................    85,829     376,703
    Pantaloon Retail India, Ltd..................................     2,667       9,393

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CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
INDIA -- (Continued)
   *Patni Computer Systems, Ltd..................................     11,247 $    108,176
    Petronet LNG, Ltd............................................    128,888      337,607
   *Pidilite Industries, Ltd.....................................     43,155      150,318
    Piramal Healthcare, Ltd......................................     58,908      492,147
    Power Grid Corp. of India, Ltd...............................    741,612    1,571,731
    Proctor & Gamble Hygiene & Health Care, Ltd..................      7,710      299,774
    Ranbaxy Laboratories, Ltd....................................    131,027    1,247,040
    Reliance Capital, Ltd........................................     97,310      606,112
    Reliance Communications, Ltd.................................    523,134      744,840
    Reliance Energy, Ltd.........................................    111,967    1,117,339
    Reliance Industries, Ltd.....................................  1,432,266   20,202,207
   *Reliance Power, Ltd..........................................    421,833      858,284
    Rural Electrification Corp., Ltd.............................     47,495      187,879
   *Satyam Computer Services, Ltd................................    401,693      588,636
    Sesa Goa, Ltd................................................    563,951    2,017,619
    Shree Cement, Ltd............................................      4,254      227,072
    Shriram Transport Finance Co., Ltd...........................     76,457      827,920
   *SJVN, Ltd....................................................    166,024       60,689
    State Bank of India..........................................     91,811    3,709,641
    Steel Authority of India, Ltd................................    287,294      515,159
    Sterlite Industries (India), Ltd.............................  1,725,980    3,493,259
    Sun Pharmaceuticals Industries, Ltd..........................    333,183    3,823,358
    Sun TV Network, Ltd..........................................     22,700      123,346
   *Suzlon Energy, Ltd...........................................    185,547       79,877
    Tata Chemicals, Ltd..........................................     85,384      546,770
    Tata Consultancy Services, Ltd...............................    481,215   11,380,070
    Tata Motors, Ltd.............................................    679,237    4,065,647
  #*Tata Motors, Ltd. Sponsored ADR..............................     55,981    1,665,435
    Tata Power Co., Ltd..........................................    975,200    1,952,852
    Tata Steel, Ltd..............................................    232,042    2,035,441
    Tata Tea, Ltd................................................    245,594      546,272
    Tech Mahindra, Ltd...........................................     15,427      205,807
    Titan Industries, Ltd........................................    114,316      504,693
    Torrent Power, Ltd...........................................     69,393      269,303
    Ultratech Cement, Ltd........................................     35,854      965,767
   *Unitech, Ltd.................................................  1,144,527      576,610
    United Breweries, Ltd........................................     33,290      339,799
    United Phosphorus, Ltd.......................................    135,349      298,051
    United Spirits, Ltd..........................................     49,680      733,935
    Videsh Sanchar Nigam, Ltd....................................     36,123      163,862
    Wipro, Ltd...................................................    480,402    3,694,819
    Yes Bank, Ltd................................................    161,542    1,065,890
    Zee Entertai.................................................
    nment Enterprises, Ltd.......................................    315,164      752,635
                                                                             ------------
TOTAL INDIA......................................................             230,586,378
                                                                             ------------
INDONESIA -- (2.8%)
    PT Adaro Energy Tbk.......................................... 12,163,000    2,450,883
    PT Aneka Tambang Persero Tbk.................................    960,000      179,320
    PT Astra Agro Lestari Tbk....................................    317,000      734,554
    PT Astra International Tbk...................................  1,995,561   15,367,354
    PT Bank Central Asia Tbk.....................................  9,187,000    7,978,009
    PT Bank Danamon Indonesia Tbk................................  3,627,079    2,204,728
    PT Bank Mandiri Persero Tbk..................................  7,425,617    5,954,975
    PT Bank Negara Indonesia Persero Tbk.........................  6,443,722    2,811,024
   *PT Bank Pan Indonesia Tbk....................................  8,354,000      778,624
    PT Bank Rakyat Indonesia Persero Tbk.........................  8,021,000    5,774,582
    PT Bayan Resources Tbk.......................................     77,500      136,888
    PT Bumi Resources Tbk........................................ 10,032,000    2,202,849
   *PT Bumi Serpong Damai Tbk....................................  5,200,500      804,897
   *PT Charoen Pokphand Indonesia Tbk............................  5,024,000    1,494,773
   *PT Global Mediacom Tbk.......................................  3,707,500      668,188

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
INDONESIA -- (Continued)
    PT Gudang Garam Tbk..........................................   388,000 $ 2,491,803
   *PT Harum Energy Tbk..........................................    79,500      61,592
    PT Indo Tambangraya Megah Tbk................................   252,000   1,087,595
    PT Indocement Tunggal Prakarsa Tbk........................... 1,063,500   2,082,468
    PT Indofood Sukses Makmur Tbk................................ 3,792,500   1,992,874
    PT Indosat Tbk...............................................   738,500     387,972
    PT Indosat Tbk ADR...........................................     1,674      44,143
   *PT Jasa Marga Persero Tbk.................................... 1,362,000     790,331
    PT Kalbe Farma Tbk........................................... 3,036,000   1,325,481
    PT Media Nusantara Citra Tbk................................. 2,911,000     710,767
   *PT Panasia Indosyntec Tbk....................................    75,100       2,227
    PT Perusahaan Gas Negara Persero Tbk......................... 6,775,000   2,460,174
    PT Semen Gresik Persero Tbk.................................. 2,453,500   3,233,644
    PT Sinar Mas Agro Resources & Technology Tbk................. 1,116,500     751,743
    PT Tambang Batubara Bukit Asam Persero Tbk...................   520,500   1,041,861
    PT Telekomunikasi Indonesia Persero Tbk...................... 9,116,140   8,405,692
    PT Unilever Indonesia Tbk.................................... 1,541,500   3,325,290
    PT United Tractors Tbk....................................... 1,206,196   3,869,356
    PT Vale Indonesia Tbk........................................ 2,957,000     993,127
   *PT XL Axiata Tbk............................................. 1,513,500     887,943
                                                                            -----------
TOTAL INDONESIA..................................................            85,487,731
                                                                            -----------
ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd.......................................        --           3
   *Koor Industries, Ltd.........................................         1           8
    Osem Investments, Ltd........................................         1           8
                                                                            -----------
TOTAL ISRAEL.....................................................                    19
                                                                            -----------
MALAYSIA -- (3.6%)
    Affin Holdings Berhad........................................   318,200     322,266
    AirAsia Berhad...............................................   866,300     950,454
    Alliance Financial Group Berhad..............................   982,400   1,277,936
    AMMB Holdings Berhad......................................... 1,226,959   2,530,937
    Axiata Group Berhad.......................................... 2,221,275   3,897,527
    Batu Kawan Berhad............................................    32,500     201,583
    Berjaya Corp. Berhad.........................................   778,400     205,415
   *Berjaya Land Berhad..........................................    95,000      26,348
    Berjaya Sports Toto Berhad...................................   709,264   1,011,455
    Boustead Holdings Berhad.....................................   359,386     619,932
    British American Tobacco Malaysia Berhad.....................   135,500   2,484,811
    CIMB Group Holdings Berhad................................... 3,992,654   9,756,875
    Dialog Group Berhad..........................................   942,400     702,188
    DiGi.Com Berhad.............................................. 3,294,620   4,384,628
    DRB-Hicom Berhad.............................................   643,900     540,429
    Fraser & Neave Holdings Berhad...............................    61,000     383,395
    Gamuda Berhad................................................ 1,296,600   1,520,846
    Genting (Malaysia) Berhad.................................... 2,820,500   3,570,608
    Genting Berhad............................................... 1,994,000   6,796,657
    Genting Plantations Berhad...................................   213,900     662,962
    Hong Leong Bank Berhad.......................................   592,860   2,392,936
    Hong Leong Financial Group Berhad............................   205,729     810,399
    IJM Corp. Berhad............................................. 1,165,260   2,103,686
    IOI Corp. Berhad............................................. 3,106,605   5,349,738
    Kuala Lumpur Kepong Berhad...................................   443,400   3,458,115
    Kulim (Malaysia) Berhad......................................   391,800     546,433
    Lafarge Malayan Cement Berhad................................   259,580     615,452
    Malayan Banking Berhad....................................... 2,451,493   6,981,417
    Malaysia Airports Holdings Berhad............................   164,000     313,412
   *Malaysian Airlines System Berhad.............................   751,834     302,829
    Maxis Berhad.................................................   850,300   1,718,125
    MISC Berhad.................................................. 1,391,098   2,200,839

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CONTINUED

                                                                            SHARES     VALUE++
                                                                          ---------- ------------
MALAYSIA -- (Continued)
    MMC Corp. Berhad.....................................................  1,092,100 $    948,563
    Nestle (Malaysia) Berhad.............................................    204,500    3,734,873
    Parkson Holdings Berhad..............................................    385,420      662,968
   *Petronas Chemicals Group Berhad......................................    498,100    1,072,434
    Petronas Dagangan Berhad.............................................    257,600    1,649,074
    Petronas Gas Berhad..................................................    475,500    2,634,428
    Pharmaniaga Berhad...................................................      5,452        7,946
    PPB Group Berhad.....................................................    382,900    2,115,942
    Public Bank Berhad...................................................     67,739      306,306
    Public Bank Berhad Foreign Market Shares.............................  1,039,201    4,692,019
    RHB Capital Berhad...................................................    573,753    1,394,453
    Shell Refining Co. Federation of Malaysia Berhad.....................    133,700      453,891
    Sime Darby Berhad....................................................  2,342,720    7,528,637
    Telekom Malaysia Berhad..............................................    957,700    1,700,099
    Tenaga Nasional Berhad...............................................  2,467,050    5,237,907
   *UEM Land Holdings Berhad.............................................  1,000,937      663,036
    UMW Holdings Berhad..................................................    475,466    1,231,938
   *United Plantations Berhad............................................     23,700      202,968
    YTL Corp. Berhad.....................................................  5,279,425    2,823,395
    YTL Power International Berhad.......................................  1,303,440      739,367
                                                                                     ------------
TOTAL MALAYSIA...........................................................             108,440,877
                                                                                     ------------
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Series A.........................................    240,887    3,446,143
    America Movil S.A.B. de C.V. Series L................................ 33,690,314   45,003,356
    America Movil S.A.B. de C.V. Series L ADR............................     22,528      600,371
    Arca Continental S.A.B. de C.V.......................................    349,300    1,776,808
   *Cementos de Mexico S.A.B de C.V. Series B............................    301,238      217,847
  #*Cemex S.A.B. de C.V. Sponsored ADR...................................    911,134    6,587,499
   #Coca-Cola Femsa S.A.B. de C.V. Series L..............................    298,900    3,170,289
   *Controladora Comercial Mexicana S.A.B. de C.V. Series B..............     23,500       49,847
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B....     15,827        7,472
   #El Puerto de Liverpool S.A.B. de C.V. Series C-1.....................    109,400      872,533
    Fomento Economico Mexicano S.A.B. de C.V.............................  2,109,900   17,135,512
   *Genomma Lab Internacional S.A.B. de C.V. Series B....................    264,900      467,736
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..................      3,339      129,253
   *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...................      3,831      313,797
   #Grupo Carso S.A.B. de C.V. Series A-1................................    639,132    2,158,906
   *Grupo Comercial Chedraui S.A. de C.V.................................     20,800       54,100
   #Grupo Elektra S.A. de C.V............................................     88,187    5,413,373
    Grupo Financiero Banorte S.A.B. de C.V. Series O.....................  1,473,229    7,125,271
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.....................  1,863,628    4,098,967
    Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.....................  1,538,500    3,670,871
    Grupo Industrial Maseca S.A.B. de C.V. Series B......................    218,346      271,551
   #Grupo Mexico S.A.B. de C.V. Series B.................................  3,938,416   12,136,391
   #Grupo Modelo S.A.B. de C.V. Series C.................................    731,750    5,206,984
   *Grupo Qumma S.A. de C.V. Series B....................................      1,591           22
    Grupo Televisa S.A.B.................................................  1,704,800    7,479,633
    Grupo Televisa S.A.B. Sponsored ADR..................................    128,240    2,817,433
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.  2,373,426    4,482,305
   *Industrias CH S.A.B. de C.V. Series B................................     31,300      142,011
   #Industrias Penoles S.A.B. de C.V.....................................     99,638    4,668,302
   *Inmuebles Carso S.A.B. de C.V. Series B-1............................        132          117
   #Kimberly Clark de Mexico S.A.B. de C.V. Series A.....................  1,823,400    3,720,725
   #Mexichem S.A.B. de C.V. Series *.....................................    482,046    1,796,670
   *Minera Frisco S.A.B. de C.V. Series A-1..............................    785,532    3,400,005
   *OHL Mexico S.A.B. de C.V.............................................     13,000       20,559
   *Organizacion Soriana S.A.B. de C.V. Series B.........................  1,112,075    3,160,538
   *Savia S.A. de C.V. Series A..........................................    120,000        7,370
    Wal-Mart de Mexico S.A.B. de C.V. Series V...........................  6,153,180   17,596,103
                                                                                     ------------
TOTAL MEXICO.............................................................             169,206,670
                                                                                     ------------

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
PERU -- (0.5%)
    Cia de Minas Buenaventura S.A. ADR...........................   122,356 $ 5,049,632
    Credicorp, Ltd...............................................    70,822   9,271,308
                                                                            -----------
TOTAL PERU.......................................................            14,320,940
                                                                            -----------
PHILIPPINES -- (1.0%)
    Aboitiz Equity Ventures, Inc................................. 1,519,900   1,830,965
    Aboitiz Power Corp........................................... 1,446,200   1,162,118
    Alliance Global Group, Inc................................... 4,704,700   1,371,003
    Ayala Corp. Series A.........................................   235,815   2,396,726
    Ayala Land, Inc.............................................. 4,735,418   2,395,523
    Bank of the Philippine Islands............................... 1,747,004   3,039,573
    BDO Unibank, Inc............................................. 1,106,768   1,730,607
   *DMCI Holdings, Inc...........................................   537,200     756,571
    Energy Development Corp...................................... 5,051,600     704,101
   *Filipina Water Bottling Corp................................. 2,006,957          --
    Globe Telecom, Inc...........................................    25,265     670,707
   *International Container Terminal Services, Inc...............   705,590   1,132,187
   *JG Summit Holdings, Inc......................................    16,000      12,605
    Jollibee Foods Corp..........................................   261,130     692,114
    Manila Electric Co...........................................   160,930   1,002,126
    Metro Bank & Trust Co........................................   881,923   1,901,213
    Metro Pacific Investments Corp............................... 1,672,000     177,201
    Philippine Long Distance Telephone Co........................    42,445   2,597,008
   *Rockwell Land................................................    82,074      20,956
    San Miguel Corp..............................................   413,770   1,099,494
    SM Investments Corp..........................................   122,880   2,026,097
    SM Prime Holdings, Inc....................................... 2,711,168   1,071,136
    Universal Robina Corp........................................   758,000   1,164,616
                                                                            -----------
TOTAL PHILIPPINES................................................            28,954,647
                                                                            -----------
POLAND -- (1.3%)
    Asseco Poland SA.............................................     9,607     143,011
    Bank Handlowy w Warszawie SA.................................    37,967     913,338
    Bank Millennium SA...........................................   701,813     923,091
    Bank Pekao SA................................................   113,393   5,350,770
   *BRE Bank SA..................................................    11,536   1,057,774
    Browary Zywiec SA............................................    12,668   2,308,764
   *Cyfrowy Polsat SA............................................    68,869     304,030
    Enea SA......................................................    19,827     104,692
    Eurocash SA..................................................    42,530     519,188
   *Get Bank SA.................................................. 1,028,245     619,562
   *Grupa Lotos SA...............................................    38,603     346,904
    ING Bank Slaski SA...........................................    23,913     613,708
   *Kernel Holding SA............................................    37,511     827,680
    KGHM Polska Miedz SA.........................................   107,907   4,771,305
    Kredyt Bank SA...............................................    65,825     284,350
   *LPP SA.......................................................       262     236,200
   *Lubelski Wegiel Bogdanka SA..................................    20,885     841,949
    PGE SA.......................................................   488,517   2,924,105
   *Polski Koncern Naftowy Orlen SA..............................   311,446   3,633,472
    Polskie Gornictwo Naftowe I Gazownictwo SA...................   990,853   1,283,309
    Powszechna Kasa Oszczednosci Bank Polski SA..................   295,853   3,173,165
   *Powszechny Zaklad Ubezpieczen SA.............................    35,918   3,634,315
    Synthos SA...................................................   400,252     773,536
   *Tauron Polska Energia SA.....................................    96,649     143,361
    Telekomunikacja Polska SA....................................   591,537   3,093,302
    TVN SA.......................................................    67,801     206,289
                                                                            -----------
TOTAL POLAND.....................................................            39,031,170
                                                                            -----------

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
RUSSIA -- (4.2%)
    Federal Hydrogenerating Co. ADR..............................   939,693 $  3,269,533
    Gazprom OAO Sponsored ADR.................................... 4,226,507   48,951,667
    Gazpromneft JSC Sponsored ADR................................    67,194    1,664,453
    Lukoil OAO Sponsored ADR.....................................   376,321   23,151,730
   *Magnitogorsk Iron & Steel Works Sponsored GDR................    99,194      526,317
  #*Mechel Sponsored ADR.........................................   148,041    1,286,476
    MMC Norilsk Nickel JSC ADR...................................   532,268    9,468,893
    Novolipetsk Steel OJSC GDR...................................    83,762    1,818,542
    Novorossiysk Sea Trade Port GDR..............................    30,796      258,926
   *PIK Group GDR................................................    36,593       84,525
    Rosneft Oil Co. GDR.......................................... 1,491,147   10,677,377
   *Sberbank of Russia Sponsored ADR.............................   121,801    1,577,607
    Severstal OAO GDR............................................   131,212    1,784,764
    Surgutneftegas Sponsored ADR.................................   544,495    5,453,796
    Tatneft Sponsored ADR........................................    96,742    3,591,003
    TMK OAO GDR..................................................    48,157      647,195
    Uralkali OJSC GDR............................................   189,739    7,179,785
    VimpelCom, Ltd. Sponsored ADR................................    70,835      721,809
    VTB Bank OJSC GDR............................................   900,848    3,777,893
   *X5 Retail Group NV GDR.......................................    59,942    1,516,510
                                                                            ------------
TOTAL RUSSIA.....................................................            127,408,801
                                                                            ------------
SOUTH AFRICA -- (7.6%)
    ABSA Group, Ltd..............................................   365,243    7,436,351
    African Bank Investments, Ltd................................   601,198    3,016,859
    African Rainbow Minerals, Ltd................................   105,298    2,429,214
   #Anglo American Platinum Corp., Ltd...........................    64,638    4,199,787
   #AngloGold Ashanti, Ltd. Sponsored ADR........................   238,137    8,187,150
    ArcelorMittal South Africa, Ltd..............................   236,779    1,794,277
    Aspen Pharmacare Holdings, Ltd...............................   199,515    3,227,544
    Assore, Ltd..................................................    25,020      851,327
    Barloworld, Ltd..............................................   239,472    2,984,448
    Bidvest Group, Ltd...........................................   203,155    4,825,504
    Capitec Bank Holdings, Ltd...................................    19,592      559,584
    Discovery Holdings, Ltd......................................   357,805    2,367,222
    Exxaro Resources, Ltd........................................    90,725    2,419,879
    FirstRand, Ltd............................................... 2,114,652    6,878,129
    Foschini Group, Ltd. (The)...................................   133,311    2,208,857
    Gold Fields, Ltd. Sponsored ADR..............................   564,283    7,262,322
    Growthpoint Properties, Ltd..................................   764,019    2,040,706
    Harmony Gold Mining Co., Ltd.................................   132,269    1,300,277
    Harmony Gold Mining Co., Ltd. Sponsored ADR..................   331,569    3,216,219
    Impala Platinum Holdings, Ltd................................   478,692    9,134,549
    Imperial Holdings, Ltd.......................................   147,397    3,217,614
    Investec, Ltd................................................   201,291    1,163,827
    Kumba Iron Ore, Ltd..........................................    56,767    4,019,417
    Liberty Holdings, Ltd........................................   155,216    1,765,985
    Life Healthcare Group Holdings, Ltd..........................   603,026    2,073,349
    Massmart Holdings, Ltd.......................................    64,161    1,372,743
    Mediclinic International, Ltd................................   226,494    1,144,927
    MMI Holdings, Ltd............................................ 1,197,522    2,704,302
    Mondi, Ltd...................................................   104,068      960,565
    Mr. Price Group, Ltd.........................................   196,133    2,638,151
    MTN Group, Ltd............................................... 1,584,640   27,223,049
    Naspers, Ltd. Series N.......................................   304,989   18,368,740
    Nedbank Group, Ltd...........................................   157,800    3,435,194
    Network Healthcare Holdings, Ltd.............................   642,707    1,162,573
    Pick'n Pay Stores, Ltd.......................................   244,318    1,431,199
    Pretoria Portland Cement Co., Ltd............................   591,367    2,352,279
    PSG Group, Ltd...............................................    68,962      524,643
    Sanlam, Ltd.................................................. 1,508,087    6,478,269

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
SOUTH AFRICA -- (Continued)
   *Sappi, Ltd. Sponsored ADR....................................     1,300 $      4,589
    Sasol, Ltd. Sponsored ADR....................................   621,195   29,463,279
    Shoprite Holdings, Ltd.......................................   431,054    7,424,130
    Spar Group, Ltd. (The).......................................   109,981    1,720,123
    Standard Bank Group, Ltd.....................................   948,719   13,925,268
  #*Steinhoff International Holdings, Ltd........................ 1,077,927    3,933,503
    Telkom South Africa, Ltd.....................................    11,594       35,860
    Tiger Brands, Ltd............................................    92,531    3,398,147
    Truworths International, Ltd.................................   288,242    3,042,559
   *Tsogo Sun Holdings, Ltd......................................     8,730       20,999
    Vodacom Group, Ltd...........................................   370,100    5,164,459
    Woolworths Holdings, Ltd.....................................   499,998    3,136,204
                                                                            ------------
TOTAL SOUTH AFRICA...............................................            229,646,151
                                                                            ------------
SOUTH KOREA -- (13.8%)
    Amorepacific Corp............................................     3,479    3,339,621
    Cheil Industrial, Inc........................................    35,522    3,029,183
    CJ Cheiljedang Corp..........................................     6,220    2,054,879
    Daelim Industrial Co., Ltd...................................    21,557    1,984,344
  #*Daewoo Engineering & Construction Co., Ltd...................   125,248    1,040,584
   #Daewoo International Corp....................................    38,863    1,121,869
   *Daewoo Securities Co., Ltd...................................   220,281    2,215,783
    Daewoo Shipbuilding & Marine Engineering Co., Ltd............   109,830    3,055,195
   *Dongbu Insurance Co., Ltd....................................    29,030    1,156,112
   #Doosan Corp..................................................     7,418      901,299
    Doosan Heavy Industries & Construction Co., Ltd..............    50,399    2,362,822
  #*Doosan Infracore Co., Ltd....................................    82,000    1,521,060
    E-Mart Co., Ltd..............................................    18,616    4,417,498
    GS Engineering & Construction Corp...........................    27,320    2,025,432
    GS Holdings Corp.............................................    58,759    3,066,888
    Hana Financial Group, Inc....................................   180,031    6,137,463
   #Hankook Tire Manufacturing Co., Ltd..........................    82,310    3,472,305
   *Hanwha Chemical Corp.........................................    94,470    1,848,975
   #Honam Petrochemical Corp.....................................     9,035    2,158,941
    Hyundai Department Store Co., Ltd............................    10,789    1,517,290
    Hyundai Engineering & Construction Co., Ltd..................    40,788    2,560,339
    Hyundai Glovis Co., Ltd......................................     8,230    1,607,439
    Hyundai Heavy Industries Co., Ltd............................    39,020    9,696,474
   #Hyundai Hysco Co., Ltd.......................................    20,954      736,274
    Hyundai Marine & Fire Insurance Co., Ltd.....................     9,500      242,838
  #*Hyundai Merchant Marine Co., Ltd.............................    27,211      689,556
    Hyundai Mobis................................................    53,070   14,348,373
    Hyundai Motor Co., Ltd.......................................   106,999   25,259,284
   #Hyundai Steel Co.............................................    58,560    5,066,475
    Industrial Bank of Korea, Ltd................................   180,660    1,983,757
    Kangwon Land, Inc............................................   114,660    2,454,659
    KB Financial Group, Inc......................................   193,155    6,535,027
    KB Financial Group, Inc. ADR.................................    73,168    2,482,590
    KCC Corp.....................................................     5,799    1,482,932
    KEPCO Engineering & Construction Co., Inc....................     4,794      290,039
    Kia Motors Corp..............................................   224,568   16,478,573
   *Korea Electric Power Corp....................................   210,090    4,030,359
    Korea Exchange Bank..........................................   323,750    2,448,387
    Korea Gas Corp...............................................    13,990      544,623
   *Korea Life Insurance Co., Ltd................................   124,980      753,302
    Korea Zinc Co., Ltd..........................................     4,959    1,597,543
   *Korean Air Co., Ltd..........................................    26,785    1,049,544
    KT Corp......................................................    70,850    1,837,290
    KT&G Corp....................................................   103,590    7,109,207
   #Kumho Petro chemical Co., Ltd................................     6,452      602,099
   #LG Chemical, Ltd.............................................    32,392    8,096,788

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CONTINUED

                                                SHARES     VALUE++
                                               --------- ------------
SOUTH KOREA -- (Continued)
    LG Corp...................................   118,265 $  5,985,808
   *LG Display Co., Ltd. ADR..................   390,619    4,363,214
   #LG Electronics, Inc.......................    97,300    6,003,308
   #LG Household & Healthcare Co., Ltd........     5,120    2,681,448
    LG Uplus Corp.............................   259,030    1,279,035
    Lotte Shopping Co., Ltd...................     8,332    2,582,559
    LS Corp...................................     4,290      285,823
   *Mando Corp................................     7,550    1,202,347
    NCsoft Corp...............................     9,568    2,467,729
   #NHN Corp..................................    26,056    5,890,354
   #OCI Co., Ltd..............................    11,012    2,070,264
    ORION Corp................................     2,210    1,750,322
    POSCO.....................................    46,060   15,258,688
   #POSCO ADR.................................    25,311    2,107,141
   #Samsung C&T Corp..........................   100,930    6,827,881
    Samsung Card Co., Ltd.....................    23,720      726,047
    Samsung Electro-Mechanics Co., Ltd........    43,148    4,150,691
    Samsung Electronics Co., Ltd..............    69,482   85,043,282
    Samsung Electronics Co., Ltd. GDR.........    49,372   30,128,714
    Samsung Engineering Co., Ltd..............    18,317    3,467,867
    Samsung Fire & Marine Insurance, Ltd......    35,022    6,683,463
   #Samsung Heavy Industries Co., Ltd.........   126,000    4,606,590
    Samsung Life Insurance Co., Ltd...........    24,567    2,168,727
   #Samsung SDI Co., Ltd......................    37,340    5,350,482
   *Samsung Securities Co., Ltd...............    43,067    1,893,774
   #Samsung Techwin Co., Ltd..................    21,339    1,297,922
    Shinhan Financial Group Co., Ltd..........   230,726    8,007,663
   #Shinhan Financial Group Co., Ltd. ADR.....    40,746    2,833,477
    Shinsegae Co., Ltd........................     6,575    1,440,409
    SK C&C Co., Ltd...........................     9,384      773,481
    SK Holdings Co., Ltd......................    28,989    3,086,301
  #*SK Hynix, Inc.............................   317,470    7,824,820
    SK Innovation Co., Ltd....................    51,889    7,172,492
    SK Networks Co., Ltd......................    77,320      635,736
    SK Telecom Co., Ltd.......................    25,236    3,021,924
   #S-Oil Corp................................    42,124    3,611,343
    Woongjin Coway Co., Ltd...................    26,300      840,384
    Woori Finance Holdings Co., Ltd...........   289,030    3,023,971
                                                         ------------
TOTAL SOUTH KOREA.............................            416,956,795
                                                         ------------
TAIWAN -- (10.2%)
   #Acer, Inc................................. 2,349,040    2,677,146
    Advanced Semiconductor Engineering, Inc... 3,667,679    3,688,198
   *Advanced Semiconductor Engineering, Inc.
     ADR......................................    68,200      345,774
    Advantech Co., Ltd........................   202,200      684,110
   #Asia Cement Corp.......................... 2,217,802    2,656,095
    Asustek Computer, Inc.....................   532,180    5,346,050
   #AU Optronics Corp......................... 3,356,873    1,510,501
    AU Optronics Corp. Sponsored ADR..........   295,728    1,327,819
   #Catcher Technology Co., Ltd...............   302,429    1,920,188
   #Cathay Financial Holdings Co., Ltd........ 4,740,572    4,983,712
    Chang Hwa Commercial Bank................. 2,506,610    1,382,024
   #Cheng Shin Rubber Industry Co., Ltd....... 1,399,783    3,470,048
    Chicony Electronics Co., Ltd..............   315,571      612,498
   *Chimei Innolux Corp....................... 4,297,818    1,769,317
    China Airlines, Ltd....................... 2,142,536      829,261
   #China Development Financial Holding Corp.. 6,871,121    1,728,762
    China Life Insurance Co., Ltd............. 1,269,020    1,125,161
   *China Motor Co., Ltd......................   649,000      533,693
    China Petrochemical Development Corp...... 1,366,500    1,372,063
   #China Steel Corp.......................... 9,488,159    9,419,659

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- -----------
TAIWAN -- (Continued)
    Chinatrust Financial Holdings Co., Ltd....................... 7,684,300 $ 4,870,940
   *Chunghwa Telecom Co., Ltd....................................    66,000     206,370
    Chunghwa Telecom Co., Ltd. ADR...............................   226,956   7,031,097
    Clevo Co., Ltd...............................................    63,000      97,794
  #*Compal Communications, Inc...................................    86,000     120,450
    Compal Electronics, Inc...................................... 3,781,541   4,329,253
    CTCI Corp....................................................   155,000     298,416
    Delta Electronics, Inc....................................... 1,812,366   5,353,312
    E.Sun Financial Holding Co., Ltd............................. 4,408,616   2,327,299
   #Epistar Corp.................................................   645,000   1,556,430
    Eva Airways Corp............................................. 1,301,600     777,984
    Evergreen Marine Corp., Ltd.................................. 1,716,249   1,006,003
   #Far Eastern Department Stores Co., Ltd.......................   697,956     747,736
    Far Eastern New Century Corp................................. 3,166,206   3,554,707
    Far EasTone Telecommunications Co., Ltd...................... 1,003,000   2,170,391
    Farglory Land Development Co., Ltd...........................   251,229     462,161
    First Financial Holding Co., Ltd............................. 6,156,052   3,668,290
    Formosa Chemicals & Fiber Co., Ltd........................... 3,322,445   9,589,751
   #Formosa International Hotels Corp............................    26,000     351,007
  #*Formosa Petrochemical Corp...................................   798,000   2,471,198
    Formosa Plastics Corp........................................ 4,070,648  11,513,425
    Formosa Taffeta Co., Ltd.....................................   820,000     772,292
   #Foxconn Technology Co., Ltd..................................   731,494   2,560,222
    Fubon Financial Holding Co., Ltd............................. 5,151,009   5,329,096
    Giant Manufacturing Co., Ltd.................................   203,506   1,017,575
    Highwealth Construction Corp.................................   309,000     515,250
   *Hiwin Technologies Corp......................................   111,000   1,043,396
    Hon Hai Precision Industry Co., Ltd.......................... 6,378,096  19,150,133
   #Hotai Motor Co., Ltd.........................................   298,000   1,886,088
   #HTC Corp.....................................................   581,235   8,724,492
    Hua Nan Financial Holding Co., Ltd........................... 5,475,400   3,022,505
   *Inotera Memories, Inc........................................ 1,538,000     398,917
    Inventec Corp................................................ 1,845,358     706,477
    Kinsus Interconnect Technology Corp..........................   200,000     624,627
   #Largan Precision Co., Ltd....................................    67,860   1,068,789
   #LCY Chemical Corp............................................   338,380     519,747
    Lite-On Technology Corp...................................... 1,812,846   2,203,135
   #Macronix International Co., Ltd.............................. 3,959,825   1,300,488
   #Media Tek, Inc...............................................   749,995   6,461,532
    Mega Financial Holding Co., Ltd.............................. 5,598,640   4,401,759
    Nan Ya Plastic Corp.......................................... 5,377,564  11,033,718
    Nan Ya Printed Circuit Board Corp............................   206,968     385,413
   #Nankang Rubber Tire Co., Ltd.................................   316,000     461,674
   #Novatek Microelectronics Corp................................   304,000     914,974
  #*Oriental Union Chemical Corp.................................   360,000     438,076
    Pegatron Corp................................................ 1,249,345   1,797,188
    Pou Chen Corp................................................ 2,386,487   2,038,575
   #Powertech Technology, Inc....................................   552,819     937,537
   #President Chain Store Corp...................................   576,831   3,082,917
    Quanta Computer, Inc......................................... 1,769,000   4,628,698
   *Radiant Opto-Electronics Corp................................   312,000   1,301,632
   #Ruentex Development Co., Ltd.................................   420,000     599,984
    Ruentex Industries, Ltd......................................   307,937     532,418
  #*Shin Kong Financial Holding Co., Ltd......................... 6,325,344   1,862,848
    Siliconware Precision Industries Co.......................... 2,179,324   2,568,714
   *Siliconware Precision Industries Co. Sponsored ADR...........    42,800     249,524
    SinoPac Holdings Co., Ltd.................................... 6,607,204   2,238,766
   #Standard Foods Taiwan, Ltd...................................   143,000     442,796
   #Synnex Technology International Corp......................... 1,019,756   2,381,445
    Taishin Financial Holdings Co., Ltd.......................... 6,060,290   2,327,281
   *Taiwan Business Bank......................................... 3,319,556   1,003,393

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

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CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
TAIWAN -- (Continued)
    Taiwan Cement Corp...........................................  2,650,720 $  3,141,817
   *Taiwan Cooperative Financial Holding, Ltd....................  3,495,240    2,147,990
   #Taiwan Fertilizer Co., Ltd...................................    609,000    1,449,089
   #Taiwan Glass Industry Corp...................................  1,087,323    1,078,650
    Taiwan Mobile Co., Ltd.......................................  1,082,300    3,487,814
    Taiwan Semiconductor Manufacturing Co., Ltd.................. 19,090,808   56,425,489
   *Teco Electric & Machinery Co., Ltd...........................  1,363,000      994,704
    Transcend Information, Inc...................................    151,181      402,441
    Tripod Technology Corp.......................................    307,870      900,401
    TSRC Corp....................................................    345,000      830,481
    U-Ming Marine Transport Corp.................................    551,860      934,460
   #Unimicron Technology Corp....................................  1,180,896    1,334,250
    Uni-President Enterprises Corp...............................  4,076,738    6,317,484
   #United Microelectronics Corp................................. 10,266,000    5,369,870
   #USI Corp.....................................................    278,000      258,361
    Walsin Lihwa Corp............................................  3,190,000      922,151
    Wan Hai Lines Co., Ltd.......................................    365,800      184,395
   #Wintek Corp..................................................  1,832,760    1,185,839
   #Wistron Corp.................................................  1,423,378    2,123,459
    WPG Holdings, Ltd............................................  1,033,869    1,403,608
    Yang Ming Marine Transport Corp..............................  1,741,300      735,214
   *Yuanta Financial Holding Co., Ltd............................  5,731,577    2,730,270
   #Yulon Motor Co., Ltd.........................................    695,000    1,107,420
                                                                             ------------
TOTAL TAIWAN.....................................................             308,285,841
                                                                             ------------
THAILAND -- (2.4%)
    Advance Info Service PCL (Foreign)...........................  1,005,100    5,981,571
    Airports of Thailand PCL (Foreign)...........................    372,200      750,452
    Bangkok Bank PCL (Foreign)...................................    329,000    2,075,642
    Bangkok Bank PCL (Foreign) NVDR..............................    326,200    2,026,153
    Bangkok Dusit Medical Services PCL (Foreign).................    347,400    1,039,376
   *Bangkok Life Assurance PCL (Foreign) NVDR....................        100          152
    Bank of Ayudhya PCL (Foreign)................................  2,590,200    2,379,615
    Banpu PCL (Foreign)..........................................    109,250    1,975,382
    BEC World PCL (Foreign)......................................    975,300    1,633,429
   *Big C Supercenter PCL (Foreign)..............................     24,600      152,000
   *Big C Supercenter PCL (Foreign) NVDR.........................    149,600      924,358
   *Central Pattana PCL (Foreign)................................    637,000    1,040,951
    Charoen Pokphand Foods PCL (Foreign).........................  2,686,100    3,559,628
    CP ALL PCL (Foreign).........................................  1,597,600    3,974,517
    Electricity Generating PCL (Foreign).........................     33,000      106,244
    Glow Energy PCL (Foreign)....................................    279,700      611,702
   *Home Product Center PCL (Foreign)............................  1,316,400      599,337
    IRPC PCL (Foreign)...........................................  8,859,600    1,256,190
    Kasikornbank PCL (Foreign)...................................  1,531,600    8,143,629
    Krung Thai Bank PCL (Foreign)................................  4,726,870    2,766,948
    Land & Houses PCL (Foreign) NVDR.............................  2,556,400      660,923
    PTT Exploration & Production PCL (Foreign)...................    743,800    4,293,480
    PTT Exploration & Production PCL (Foreign) NVDR..............     54,700      315,748
    PTT Global Chemical PCL (Foreign)............................  1,669,872    3,733,454
    PTT PCL (Foreign)............................................    737,700    8,420,576
    Ratchaburi Electricity Generating Holding PCL (Foreign)......    521,300      707,781
   *Robinson Department Store PCL (Foreign)......................     26,600       46,063
    Siam Cement PCL (Foreign) (The)..............................    124,800    1,696,468
    Siam Cement PCL (Foreign) (The) NVDR.........................     78,400      892,358
    Siam City Cement PCL (Foreign)...............................     94,913    1,015,492
    Siam Commercial Bank PCL (Foreign)...........................  1,001,366    5,047,536
    Siam Makro PCL (Foreign).....................................     57,800      719,915
   *Thai Airways International PCL (Foreign).....................    108,100       94,038
    Thai Oil PCL (Foreign).......................................    669,200    1,468,976
    Thai Union Frozen Products PCL (Foreign).....................    287,800      680,893

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CONTINUED

                                                                     SHARES      VALUE++
                                                                   ---------- --------------
THAILAND -- (Continued)
    TMB Bank PCL (Foreign)........................................ 18,290,500 $    1,011,182
   *Total Access Communication PCL (Foreign)......................     66,900        181,663
    Total Access Communication PCL (Foreign) NVDR.................    567,700      1,523,098
   *True Corp. PCL (Foreign)......................................  1,804,400        215,941
                                                                              --------------
TOTAL THAILAND....................................................                73,722,861
                                                                              --------------
TURKEY -- (1.4%)
   *Akbank T.A.S..................................................  1,135,233      4,220,081
    Anadolu Efes Biracilik ve Malt Sanayi A.S.....................    206,111      2,905,398
   *Arcelik A.S...................................................    223,462        980,566
   *Aselsan Elektronik Sanayi Ve Ticaret A.S......................     34,154        206,195
   *Asya Katilim Bankasi A.S......................................     34,556         35,240
    Aygaz A.S.....................................................     56,787        262,894
    BIM BirlesikMagazalar A.S.....................................     50,123      2,090,577
   *Coca-Cola Icecek A.S..........................................     28,721        404,180
   *Dogan Sirketler Grubu Holding A.S.............................    309,384        146,155
   *Dogan Yayin Holding A.S.......................................          1             --
    Enka Insaat ve Sanayi A.S.....................................    275,494        863,265
    Eregli Demir ve Celik Fabrikalari T.A.S.......................    873,605      1,210,540
    Ford Otomotiv Sanayi A.S......................................     74,222        683,277
    KOC Holding A.S. Series B.....................................    751,546      2,791,309
   *Koza Altin Isletmeleri A.S....................................     31,732        687,612
   *Migros Ticaret A.S............................................     33,309        329,216
   *Petkim Petrokimya Holding A.S.................................    380,618        452,704
   *TAV Havalimanlari Holding A.S.................................    116,286        612,415
   *Tekfen Holding A.S............................................    190,435        694,385
    Tofas Turk Otomobil Fabrikasi A.S.............................     91,573        405,592
    Tupras Turkiye Petrol Rafinerileri A.S........................    122,470      2,564,448
   *Turk Hava Yollari A.S.........................................    924,662      1,416,156
   *Turk Telekomunikasyon A.S.....................................    311,329      1,364,020
   *Turk Traktor ve Ziraat Makineleri A.S.........................        435          7,619
   *Turkcell Iletisim Hizmetleri A.S..............................    412,709      2,053,436
   *Turkcell Iletisim Hizmetleri A.S. ADR.........................     51,867        641,076
    Turkiye Garanti Bankasi A.S...................................  1,801,520      6,632,373
    Turkiye Halk Bankasi A.S......................................    190,207      1,333,346
    Turkiye Is Bankasi A.S........................................  1,484,267      3,399,577
    Turkiye Sise ve Cam Fabrikalari A.S...........................    612,846      1,047,434
    Turkiye Vakiflar Bankasi T.A.O................................    719,719      1,291,871
   *Yapi ve Kredi Bankasi A.S.....................................    764,565      1,416,122
                                                                              --------------
TOTAL TURKEY......................................................                43,149,079
                                                                              --------------
TOTAL COMMON STOCKS...............................................             2,569,421,910
                                                                              --------------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
    AES Tiete SA..................................................     71,898        999,552
    Banco Bradesco SA.............................................  1,656,632     26,420,593
    Banco do Estado do Rio Grande do Sul SA Series B..............    152,700      1,317,795
   *Braskem SA Preferred Series A.................................     73,800        516,869
   #Braskem SA Sponsored ADR......................................    153,394      2,254,892
   *Centrais Eletricas Brasileiras SA Preferred Series B..........     56,600        675,524
    Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A
      Sponsored ADR...............................................     95,430      4,488,073
    Cia de Bebidas das Americas SA................................        415         17,382
    Cia de Bebidas das Americas SA ADR............................    622,039     26,113,197
    Cia de Transmissao de Energia Electrica Paulista SA
      Preferred Series A..........................................     21,989        704,262
    Cia Energetica de Minas Gerais SA.............................    364,776      7,185,871
    Cia Energetica de Sao Paulo SA Preferred Series B.............     79,510      1,512,073
    Cia Paranaense de Energia SA Sponsored ADR Series A...........     55,300      1,385,265
   *Cia Paranaense de Energia Series B............................     16,600        416,361
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA........     32,361        495,054
    Empresa Nasional de Comercio Redito e Participacoes SA........        380          9,968
    Gerdau SA.....................................................    836,068      7,807,366

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CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
BRAZIL -- (Continued)
    Gerdau SA Sponsored ADR.....................................     9,025 $     84,745
    Itau Unibanco Holding SA.................................... 1,765,700   27,706,155
    Itau Unibanco Holding SA ADR................................   153,946    2,415,413
   *Klabin SA...................................................   663,777    3,175,850
    Lojas Americanas SA.........................................   220,173    2,056,018
    Oi SA.......................................................   463,558    2,784,536
    Petroleo Brasileiro SA......................................   106,500    1,177,777
    Petroleo Brasilerio SA ADR.................................. 1,618,850   35,873,716
    Telefonica Brasil SA........................................   266,084    7,577,074
    Ultrapar Participacoes SA Sponsored ADR.....................   254,308    5,757,533
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A...   609,817    3,496,734
    Vale SA..................................................... 1,412,691   30,571,311
   *Vale SA Series B............................................    81,160           --
   #Vale SA Sponsored ADR.......................................   166,500    3,601,395
                                                                           ------------
TOTAL BRAZIL....................................................            208,598,354
                                                                           ------------
CHILE -- (0.2%)
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.........    91,271    5,320,187
                                                                           ------------
TOTAL PREFERRED STOCKS..........................................            213,918,541
                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Bebidas das Americas SA Rights 05/31/12..............         1            8
                                                                           ------------
THAILAND -- (0.0%)
   *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12....    57,560       42,585
                                                                           ------------
TOTAL RIGHTS/WARRANTS...........................................                 42,593
                                                                           ------------

                                                                                                SHARES/
                                                                                                 FACE
                                                                                                AMOUNT         VALUE+
                                                                                              ------------ --------------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
  (S) @DFA Short Term Investment Fund........................................................  231,000,000    231,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12 (Collateralized by
     FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $837,156) to be
     repurchased at $820,746................................................................. $        821        820,741
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL..........................................................                 231,820,741
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,890,395,399)....................................................................              $3,015,203,785
                                                                                                           ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   SHARES    VALUE++
                                                                  --------- ----------
COMMON STOCKS -- (90.6%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B...............................         1 $       --
    Ferrum SA de Ceramica y Metalurgia...........................         1         --
                                                                            ----------
TOTAL ARGENTINA..................................................                   --
                                                                            ----------
BRAZIL -- (8.9%)
   *Aliansce Shopping Centers SA.................................   281,200  2,653,930
    Alpargatas SA................................................   109,340    816,831
    Amil Participacoes SA........................................   216,908  2,121,116
    Anhanguera Educacional Participacoes SA......................   520,845  6,891,226
   *Arezzo Industria e Comercio SA...............................   143,828  2,224,405
   *Autometal SA.................................................    35,841    287,683
   *B2W Cia Global Do Varejo SA..................................   181,300    778,026
    Banco Alfa de Investimento SA................................       500      1,495
    Banco Mercantil do Brasil SA.................................     1,327     10,965
    Bematech SA..................................................    69,500    149,490
   *BHG SA--Brazil Hospitality Group.............................     6,300     76,678
    BR Malls Participacoes SA....................................     4,983     61,590
    Brasil Brokers Participacoes SA..............................   565,811  1,935,361
   *BrasilAgro--Companhia Brasileira de Propriedades
     Agricolas SA................................................     1,500      5,949
    Brookfield Incorporacoes SA.................................. 1,135,412  2,996,156
   *Camargo Correa Desenvolvimento Imobiliario SA................   109,836    281,195
    CETIP SA--Mercados Organizados...............................   307,059  4,719,895
    Cia de Saneamento de Minas Gerais-Copasa SA..................   287,721  6,739,628
    Cia Hering SA................................................   340,090  8,444,487
    Cia Providencia Industria e Comercio SA......................    39,050    137,258
    Contax Participacoes SA......................................     2,500     35,412
    CR2 Empreendimentos Imobiliarios SA..........................     9,400     26,630
    Cremer SA....................................................    92,146    894,316
    CSU Cardsystem SA............................................    74,700    164,202
    Cyrela Brazil Realty SA Empreendimentos e Participacoes......   123,033    991,416
   *Cyrela Commercial Properties SA Empreendimentos e
     Participacoes...............................................    21,200    233,560
    Diagnosticos da America SA...................................   855,441  6,125,840
    Direcional Engenharia SA.....................................   149,709    764,979
    Duratex SA...................................................   920,162  5,406,612
    Energias do Brazil SA........................................   899,806  6,273,600
    Equatorial Energia SA........................................   296,168  2,178,357
    Estacio Participacoes SA.....................................   302,671  3,777,532
    Eternit SA...................................................   330,389  1,733,279
    Even Construtora e Incorporadora SA..........................   902,367  3,370,592
    EZ Tec Empreendimentos e Participacoes SA....................   186,358  2,057,989
   *Fertilizantes Heringer SA....................................   110,300    813,008
    Fleury SA....................................................   169,951  2,204,909
    Forjas Taurus SA.............................................    35,969     42,269
    Gafisa SA....................................................   404,600    745,034
    Gafisa SA ADR................................................   642,131  2,363,042
   *General Shopping Brasil SA...................................   109,417    662,994
    Gol Linhas Aereas Inteligentes SA ADR........................   398,527  2,112,193
    Grendene SA..................................................   409,234  2,108,269
    Guararapes Confeccoes SA.....................................    26,700  1,388,403
    Helbor Empreendimentos SA....................................   521,772  2,534,747
    Hypermarcas SA...............................................   436,746  2,838,855
   *IdeiasNet SA.................................................   266,700    349,789
    Iguatemi Empresa de Shopping Centers SA......................   142,600  3,109,124
    Industrias Romi SA...........................................    91,400    280,987
    Inepar SA Industria e Construcoes............................    20,840     28,317
   *International Meal Co. Holdings SA...........................    48,399    439,264
    Iochpe-Maxion SA.............................................   300,208  5,197,316
    JHSF Participacoes SA........................................   383,647  1,203,583

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                   --------- ----------
BRAZIL -- (Continued)
    Joao Fortes Engenharia SA.....................................    37,300 $  165,352
   *JSL SA........................................................   219,200  1,101,664
   *Kepler Weber SA............................................... 3,202,300    403,196
   *Kroton Educacional SA Common Shares...........................    16,713     28,496
   *Kroton Educacional SA Unit Shares.............................   342,193  5,026,574
    Light SA......................................................   323,900  4,183,521
   *LLX Logistica SA..............................................   179,225    298,998
    Localiza Rent a Car SA........................................   397,002  6,789,741
   *Log-in Logistica Intermodal SA................................   115,150    470,592
    Lojas Renner SA...............................................   273,700  8,697,117
    LPS Brasil Consultoria de Imoveis SA..........................   160,070  2,762,796
   *Lupatech SA...................................................    41,000    109,482
    M. Dias Branco SA.............................................   164,941  4,759,203
   *Magnesita Refratarios SA......................................   842,504  2,961,350
    Mahle-Metal Leve SA Industria e Comercio......................    69,985  2,276,353
    Marcopolo SA..................................................    13,500     60,908
    Marfrig Alimentos SA..........................................   615,607  3,407,210
    Marisa Lojas SA...............................................   156,564  1,850,530
    Metalfrio Solutions SA........................................    34,700     89,201
    Mills Estruturas e Servicos de Engenharia SA..................   285,300  3,710,404
    Minerva SA....................................................   209,258    948,503
   *MMX Mineracao e Metalicos SA.................................. 1,042,400  4,834,255
   *MPX Energia SA................................................   112,241  3,013,074
    MRV Engenharia e Participacoes SA.............................   727,333  4,250,709
    Multiplan Empreendimentos Imobiliarios SA.....................   200,046  4,712,150
   *Multiplus SA..................................................   174,784  3,803,499
    Obrascon Huarte Lain Brasil SA................................   430,500  3,719,715
    OdontoPrev SA.................................................   957,243  5,057,019
    Paranapanema SA...............................................   787,100  1,201,616
    PDG Realty SA Empreendimentos e Participacoes................. 2,990,624  7,028,825
   *Plascar Participacoes Industriais SA..........................   209,500    164,861
    Porto Seguro SA...............................................   261,800  2,569,723
   *PortX Operacoes Portuarias SA.................................   348,025    556,869
    Positivo Informatica SA.......................................   125,500    444,417
    Profarma Distribuidora de Produtos Farmaceuticos SA...........    27,700    139,361
   *QGEP Participacoes SA.........................................   224,399  1,509,218
    Raia Drogasil SA..............................................   652,675  6,978,211
    Redentor Energia SA...........................................    11,500     43,529
   *Refinaria de Petroleos Manguinhos SA.......................... 1,088,589    685,312
    Restoque Comercio e Confeccoes de Roupas SA...................   114,729  2,199,903
    Rodobens Negocios Imobiliarios SA.............................    43,546    254,036
    Rossi Residencial SA..........................................   760,790  3,185,009
    Santos Brasil Participacoes SA................................   186,188  3,252,661
   *Sao Carlos Empreendimentos e Participacoes SA.................    48,700    809,900
    Sao Martinho SA...............................................   175,764  2,125,415
    SLC Agricola SA...............................................   201,959  1,995,062
   *Sonae Sierra Brasil SA........................................    71,600  1,156,929
   *Springs Global Participacoes SA...............................    94,700    161,464
    Sul America SA................................................   710,007  5,833,074
    TAM SA Sponsored ADR..........................................    38,100    931,545
    Tecnisa SA....................................................   419,631  1,886,650
    Tegma Gestao Logistica SA.....................................   104,935  1,599,224
   *Tempo Participacoes SA........................................   258,702    655,526
   *Tereos Internacional SA.......................................   215,283    386,259
    Terna Participacoes SA........................................     4,100    140,865
    Totvs SA......................................................   453,100  8,795,058
    Trisul SA.....................................................     2,838      4,079
    Triunfo Participacoes e Investimentos SA......................    84,737    406,314
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento
      e Identificacao SA..........................................   202,450  3,110,857
   *Vanguarda Agro SA............................................. 3,424,367    718,593
   *Via Varejo SA.................................................    55,737    584,812

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    SHARES      VALUE++
                                                                  ----------- ------------
BRAZIL -- (Continued)
   *Viver Incorporadora e Construtora SA.........................     659,540 $    833,875
                                                                              ------------
TOTAL BRAZIL.....................................................              245,630,447
                                                                              ------------
CHILE -- (1.4%)
    AFP Cuprum SA................................................       1,398       77,811
    Almendral SA.................................................     387,080       55,935
    Banmedica SA.................................................   1,312,094    2,353,168
    Besalco SA...................................................   1,221,432    2,392,002
    Cementos Bio-Bio SA..........................................     452,622      629,808
    Cia General de Electricidad SA...............................     110,134      622,072
    Cintac SA....................................................     324,650      177,350
   *Compania Sud Americana de Vapores SA.........................  13,556,124    1,592,866
    Corpbanca SA................................................. 119,914,799    1,629,022
   *Corpbanca SA ADR.............................................      34,711      698,038
    Cristalerias de Chile SA.....................................     156,836    1,390,218
    Empresa Electrica Pilmaiquen SA..............................      46,897      213,748
   *Empresas Hites SA............................................     340,060      269,812
    Empresas Iansa SA............................................  11,187,229      910,937
    Empresas La Polar SA.........................................     347,940      295,502
    Forus SA.....................................................     140,928      653,655
    Gasco SA.....................................................      76,171      565,276
    Grupo Security SA............................................     427,232      165,573
    Inversiones Aguas Metropolitanas SA..........................   1,746,179    3,077,681
   *Madeco SA....................................................  27,299,341    1,291,527
    Masisa SA....................................................   5,997,274      667,600
    Molibdenos y Metales SA......................................       1,506       25,457
   *Multiexport Foods SA.........................................   1,933,937      522,255
    Parque Arauco SA.............................................   2,073,928    4,029,431
    PAZ Corp. SA.................................................     498,600      267,236
    Ripley Corp. SA..............................................   1,208,251    1,347,483
    Salfacorp SA.................................................     630,975    1,612,882
   *Sigdo Koppers SA.............................................     658,257    1,574,063
   *Sociedad Matriz SAAM SA......................................   4,636,827      554,393
    Socovesa SA..................................................   1,652,535      819,965
   *Sonda SA.....................................................     725,744    2,161,822
    Soquimic Comercial SA........................................     562,478      170,448
    Vina Concha Y Toro SA........................................   1,987,364    4,178,749
    Vina Concha Y Toro SA Sponsored ADR..........................       1,725       72,433
    Vina San Pedro Tarapaca SA...................................  40,113,498      281,191
                                                                              ------------
TOTAL CHILE......................................................               37,347,409
                                                                              ------------
CHINA -- (13.7%)
   *361 Degrees International, Ltd...............................   2,251,000      710,946
    Ajisen China Holdings, Ltd...................................   1,847,000    2,055,004
    AMVIG Holdings, Ltd..........................................   1,372,000      766,753
   *Anhui Expressway Co., Ltd. Series H..........................   2,076,000    1,176,364
    Anhui Tianda Oil Pipe Co., Ltd. Series H.....................     225,000       39,322
    Anta Sports Products, Ltd....................................   2,983,000    2,943,431
    Anton Oilfield Services Group................................   3,334,000      517,121
   *Anxin-China Holdings, Ltd....................................   8,043,000    1,608,689
    Asia Cement China Holdings Corp..............................   1,920,000      942,894
   *Asia Energy Logistics Group, Ltd.............................  22,560,000      412,521
    Asian Citrus Holdings, Ltd...................................   2,516,000    1,492,899
   *Ausnutria Dairy Corp., Ltd...................................     365,000       68,685
   #AviChina Industry & Technology Co., Ltd. Series H............   6,886,788    3,147,924
    Baoye Group Co., Ltd. Series H...............................   1,860,000    1,174,904
   *BaWang International Group Holding, Ltd......................   4,816,000      455,256
    Beijing Capital International Airport Co., Ltd. Series H.....   6,690,000    4,324,208
    Beijing Capital Land, Ltd. Series H..........................   4,474,500    1,226,919
   *Beijing Development HK, Ltd..................................     559,000       93,339
   *Beijing Enterprises Water Group, Ltd.........................   9,323,660    2,128,251

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
CHINA -- (Continued)
    Beijing Jingkelong Co., Ltd. Series H........................    539,749 $  476,797
    Beijing North Star Co., Ltd. Series H........................  2,182,000    402,604
   *Beijing Properties Holdings, Ltd.............................  4,615,061    240,205
   *Besunyen Holdings Co., Ltd...................................  2,476,000    225,185
   *Biostime International Holdings, Ltd.........................    218,500    628,165
   *Boer Power Holdings, Ltd.....................................    849,000    304,297
    Bosideng International Holdings, Ltd.........................  8,226,000  2,363,634
   *BYD Electronic International Co., Ltd........................  3,127,815    936,834
    C C Land Holdings, Ltd.......................................  6,044,000  1,281,878
   #C.P. Pokphand Co., Ltd....................................... 13,936,594  1,718,087
    Catic Shenzhen Holdings, Ltd. Series H.......................    310,000    131,815
    Central China Real Estate, Ltd...............................  2,490,626    647,976
    Centron Telecom International Holdings, Ltd..................    166,117     22,482
   *CGN Mining Co., Ltd..........................................  4,180,000    529,751
  #*Chaoda Modern Agriculture Holdings, Ltd......................  6,771,138    677,075
   *Chaowei Power Holdings, Ltd..................................  1,316,000    582,146
   *Chigo Holding, Ltd........................................... 12,858,000    334,047
    China Aerospace International Holdings, Ltd..................  9,836,500    870,117
    China Agri-Industries Holdings, Ltd..........................  4,383,000  3,205,244
   *China All Access Holdings, Ltd...............................  2,022,000    397,403
    China Aoyuan Property Group, Ltd.............................  2,639,000    369,528
    China Automation Group, Ltd..................................  2,230,000    612,061
    China BlueChemical, Ltd. Series H............................    674,000    480,368
    China Chengtong Development Group, Ltd.......................  2,298,000     87,056
    China Communications Services Corp., Ltd. Series H...........  1,939,200    989,752
   *China Corn Oil Co., Ltd......................................    589,000    275,118
    China Dongxiang Group Co., Ltd............................... 11,315,985  1,523,284
   *China Energine International Holdings, Ltd...................    524,000     18,151
   #China Everbright International, Ltd..........................  7,170,800  3,374,636
    China Everbright, Ltd........................................  2,270,000  3,583,184
   #China Foods, Ltd.............................................  2,584,000  2,792,943
    China Gas Holdings, Ltd......................................  9,067,500  4,490,844
   *China Glass Holdings, Ltd....................................  1,798,000    257,242
   *China Grand Forestry Green Resources Group, Ltd..............    362,987     31,406
   #China Green Holdings, Ltd....................................  2,178,000    633,829
    China Haidian Holdings, Ltd..................................  5,564,000    679,001
    China High Precision Automation Group, Ltd...................  1,289,000    446,078
    China High Speed Transmission Equipment Group Co., Ltd.......  4,725,000  2,274,785
    China Huiyuan Juice Group, Ltd...............................  2,304,500    768,893
   *China ITS Holdings Co., Ltd..................................  3,353,000    536,774
   *China Liansu Group Holdings, Ltd.............................  2,586,000  1,619,408
   *China Lilang, Ltd............................................  1,583,000  1,455,793
   *China Lumena New Materials Corp.............................. 10,270,000  1,859,955
   *China Medical System Holdings, Ltd...........................  2,932,500  1,350,948
    China Metal Recycling Holdings, Ltd..........................  1,742,886  1,988,915
   *China Mining Resources Group, Ltd............................ 25,526,000    371,771
   *China Modern Dairy Holdings, Ltd.............................    484,000    136,784
   *China Molybdenum Co., Ltd. Series H..........................  4,427,000  1,710,104
    China National Materials Co., Ltd. Series H..................  3,563,000  1,370,051
   *China Nickel Resources Holdings Co., Ltd.....................    358,000     28,455
   *China Oil & Gas Group, Ltd................................... 10,360,000  1,037,076
    China Oriental Group Co., Ltd................................     10,000      2,589
    China Overseas Grand Oceans Group, Ltd.......................  1,221,000  1,632,963
    China Pharmaceutical Group, Ltd..............................  3,255,877    669,026
    China Power International Development, Ltd...................  6,253,000  1,404,147
  #*China Power New Energy Development Co., Ltd.................. 14,240,000    602,683
   *China Precious Metal Resources Holdings Co., Ltd.............  7,444,318  1,320,555
   *China Properties Group, Ltd..................................  2,204,000    646,908
   *China Qinfa Group, Ltd.......................................  3,446,000    764,247
  #*China Rare Earth Holdings, Ltd...............................  4,252,000  1,117,107
   *China Renewable Energy Investment, Ltd.......................  1,004,889     32,281

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
CHINA -- (Continued)
   *China Resources Gas Group, Ltd...............................  1,372,000 $2,658,151
   *China Rongsheng Heavy Industries Group Holdings, Ltd.........  6,631,500  1,645,659
   *China Sanjiang Fine Chemicals Co., Ltd.......................  1,926,000    612,237
    China SCE Property Holdings, Ltd.............................  1,293,000    299,396
    China Shanshui Cement Group, Ltd.............................  5,805,000  4,662,729
    China Shineway Pharmaceutical Group, Ltd.....................  1,151,200  1,791,020
    China Shipping Development Co., Ltd. Series H................    684,000    441,944
   *China Singyes Solar Technologies Holdings, Ltd...............  1,266,000    622,794
    China South City Holdings, Ltd...............................  5,132,000    705,548
    China Starch Holdings, Ltd...................................  5,145,000    181,197
    China State Construction International Holdings, Ltd.........  4,296,960  3,944,952
    China Sunshine Paper Holdings Co., Ltd.......................    882,578    100,557
   *China Suntien Green Energy Corp., Ltd. Series H..............  4,830,000    935,157
   *China Tianyi Holdings, Ltd...................................  1,152,000    216,493
   *China Tontine Wines Group, Ltd...............................  3,080,000    347,493
    China Travel International Investment Hong Kong, Ltd......... 14,349,900  2,874,334
   *China Vanadium Titano--Magnetite Mining Co., Ltd.............  3,611,000    817,467
   #China Water Affairs Group, Ltd...............................  4,248,000  1,323,623
    China Wireless Technologies, Ltd.............................  5,648,000    853,273
    China Yurun Food Group, Ltd..................................  4,855,000  6,165,530
   *China ZhengTong Auto Services Holdings, Ltd..................  2,214,500  2,173,981
    China Zhongwang Holdings, Ltd................................  5,483,600  2,256,783
  #*Chinasoft International, Ltd.................................  2,950,000    824,236
   *ChinaVision Media Group, Ltd.................................     50,000      2,126
  #*Chongqing Iron & Steel Co., Ltd. Series H....................  1,797,400    319,696
    Chongqing Machinery & Electric Co., Ltd. Series H............  4,096,000    745,286
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....  1,285,000    481,187
   *CIMC Enric Holdings, Ltd.....................................    794,000    437,524
  #*Citic 21CN Co., Ltd..........................................  6,319,200    356,989
   *Citic Resources Holdings, Ltd................................ 10,450,600  1,713,902
   *Clear Media, Ltd.............................................     79,000     48,387
   *CNNC International, Ltd......................................     28,042      7,665
   *Coastal Greenland, Ltd.......................................  1,384,000     44,624
   #Comba Telecom Systems Holdings, Ltd..........................  3,141,577  1,728,198
   *Comtec Solar Systems Group, Ltd..............................  2,134,000    275,409
    COSCO International Holdings, Ltd............................  2,703,000  1,172,471
   *Coslight Technology International Group, Ltd.................     36,000     10,603
    CPMC Holdings, Ltd...........................................    807,000    548,268
   *Da Ming International Holdings, Ltd..........................     42,000      7,622
    DaChan Food Asia, Ltd........................................  1,263,955    238,217
    Dah Chong Hong Holdings, Ltd.................................  2,110,000  2,234,921
    Dalian Port (PDA) Co., Ltd. Series H.........................  3,290,000    748,997
   #Daphne International Holdings, Ltd...........................  2,976,000  4,230,273
   *Daqing Dairy Holdings, Ltd...................................    922,000    199,643
   *Dawnrays Pharmaceutical Holdings, Ltd........................  1,182,943    300,201
   *DBA Telecommunication Asia Holdings, Ltd.....................    392,000    236,666
    Digital China Holdings, Ltd..................................  2,443,800  4,615,788
   *Dongiang Environmental Co., Ltd. Series H....................     43,200    169,751
    Dongyue Group Co., Ltd.......................................  3,282,000  2,443,173
    Dynasty Fine Wines Group, Ltd................................  1,498,000    290,210
    Embry Holdings, Ltd..........................................    448,000    249,739
   *Enerchina Holdings, Ltd......................................  8,435,167    112,556
    ENN Energy Holdings, Ltd.....................................  1,372,000  4,784,806
   *Evergreen International Holdings, Ltd........................    854,000    239,652
   *Extrawell Pharmaceutical Holdings, Ltd.......................  6,417,921    349,876
    Fantasia Holdings Group Co., Ltd.............................  3,972,000    452,679
    First Tractor Co., Ltd. Series H.............................  1,233,176  1,146,072
    Franshion Properties China, Ltd.............................. 13,062,300  3,605,051
    Fufeng Group, Ltd............................................  2,857,000  1,153,911
   #Geely Automobile Holdings, Ltd............................... 11,185,000  4,137,459
    Global Bio-Chem Technology Group Co., Ltd....................  7,890,800  1,548,054

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
CHINA -- (Continued)
   *Global Sweeteners Holdings, Ltd..............................  2,200,951 $  200,238
   *Glorious Property Holdings, Ltd..............................  9,785,501  1,488,119
    Goldbond Group Holdings, Ltd.................................    350,000     15,605
   *Golden Meditech Holdings, Ltd................................  3,436,000    424,348
    Goldlion Holdings, Ltd.......................................    735,962    317,294
    Good Friend International Holdings, Inc......................    436,667    203,498
   *Goodtop Tin International Holdings, Ltd......................  5,180,000    460,573
   #Great Wall Technology Co., Ltd. Series H.....................  1,678,950    381,154
    Greentown China Holdings, Ltd................................  2,422,148  1,679,956
    Guangshen Railway Co., Ltd. Sponsored ADR....................      3,840     72,115
    Guangzhou Investment Co., Ltd................................ 21,405,432  4,744,113
   #Guangzhou Pharmaceutical Co., Ltd. Series H..................    648,000    630,009
    Guangzhou Shipyard International Co., Ltd. Series H..........    505,400    435,680
   *Haier Electronics Group Co., Ltd.............................  2,450,000  2,549,786
    Hainan Meilan International Airport Co., Ltd. Series H.......    517,000    329,253
    Haitian International Holdings, Ltd..........................  1,742,000  2,004,197
   #Harbin Electric Co., Ltd. Series H...........................  2,531,413  2,628,340
    Henderson Investment, Ltd....................................    596,000     45,185
   *Heng Tai Consumables Group, Ltd.............................. 18,333,193    492,649
    Hengdeli Holdings, Ltd.......................................  7,546,000  3,006,787
   *Hi Sun Technology, Ltd.......................................  4,446,000    680,278
    Hidili Industry International Development, Ltd...............  4,204,000  1,427,839
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H.........  1,079,000    235,151
    HKC Holdings, Ltd............................................ 17,896,447    885,101
   #Hong Kong Resources Holdings Co., Ltd........................  2,237,450    121,659
   *Honghua Group, Ltd...........................................  3,834,000    694,095
   *Hopefluent Group Holdings, Ltd...............................     58,000     15,064
   #Hopewell Highway Infrastructure, Ltd.........................  2,315,500  1,206,789
   #Hopson Development Holdings, Ltd.............................  3,476,000  2,090,355
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.....................  3,975,360    769,858
    Huabao International Holdings, Ltd...........................  6,523,014  3,346,149
   *Huadian Power International Corp. Series H...................  2,396,000    550,421
   *Hunan Nonferrous Metal Corp., Ltd. Series H..................  8,774,000  2,557,210
    Huscoke Resources Holdings, Ltd..............................  8,002,000    104,343
   *Hutchison Harbour Ring, Ltd..................................  6,788,000    601,660
    Inspur International, Ltd....................................  7,835,000    246,368
   *Interchina Holdings Co., Ltd................................. 11,520,000    686,968
   *International Taifeng Holdings, Ltd..........................  1,100,000    338,798
    Intime Department Store Group Co., Ltd.......................  3,386,000  4,257,006
   *Jinchuan Group International Resources Co., Ltd..............  1,624,000    318,339
   #Jingwei Textile Machinery Co., Ltd. Series H.................    644,000    401,847
    Ju Teng International Holdings, Ltd..........................  3,230,000    673,074
   *Kai Yuan Holdings, Ltd.......................................  9,280,000    243,051
   *Kaisa Group Holdings, Ltd....................................  6,586,000  1,383,000
    Kasen International Holdings, Ltd............................    222,000     28,604
    Kingboard Chemical Holdings, Ltd.............................    351,500    981,945
    Kingboard Laminates Holdings, Ltd............................  3,162,500  1,466,673
   #Kingdee International Software Group Co., Ltd................  6,617,200  1,466,925
    Kingsoft Corp., Ltd..........................................  3,169,000  1,454,435
    Kingway Brewery Holdings, Ltd................................  4,396,800  1,534,026
    KWG Property Holding, Ltd....................................  5,039,450  3,300,136
    Lai Fung Holdings, Ltd.......................................  8,191,720    148,401
   *Le Saunda Holdings, Ltd......................................    942,000    325,405
    Lee & Man Paper Manufacturing, Ltd...........................  5,454,000  2,544,464
   *Leoch International Technology, Ltd..........................    614,000    152,569
    Li Ning Co., Ltd.............................................  2,585,500  2,369,332
   #Lianhua Supermarket Holdings Co., Ltd. Series H..............  1,698,600  1,775,181
    Lijun International Pharmaceutical Holding, Ltd..............  3,920,000    849,561
    Lingbao Gold Co., Ltd. Series H..............................  1,384,000    686,523
   *LK Technology Holdings, Ltd..................................    837,500    197,687
    Lonking Holdings, Ltd........................................  6,648,000  2,409,110

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     SHARES    VALUE++
                                                                   ---------- ----------
CHINA -- (Continued)
    Loudong General Nice Resources China Holdings, Ltd............  6,535,117 $  513,803
   #Maanshan Iron & Steel Co., Ltd. Series H......................  3,712,000  1,039,064
    Magic Holdings International, Ltd.............................  1,063,600    413,350
   *Maoye International Holdings, Ltd.............................  4,808,000  1,132,537
   *Microport Scientific Corp.....................................  1,003,000    472,022
   *MIE Holdings Corp.............................................  3,306,000  1,073,913
    Min Xin Holdings, Ltd.........................................    418,000    223,768
   *Mingfa Group International Co., Ltd...........................  3,181,000    947,856
   *Mingyuan Medicare Development Co., Ltd........................  9,920,000    255,180
    Minmetals Land, Ltd...........................................  5,058,000    630,833
  #*Minmetals Resources, Ltd......................................  5,130,000  2,613,880
    Minth Group, Ltd..............................................  1,493,000  1,887,663
   *Nam Fong International Holdings, Ltd..........................    306,758     29,072
   *Nan Hai Corp, Ltd.............................................  8,550,000     32,928
   *Nanjing Panda Electronics Co., Ltd. Series H..................    246,000     53,972
    NetDragon Websoft, Inc........................................    320,044    220,141
    New World China Land, Ltd.....................................  4,348,000  1,334,801
    New World Department Store China, Ltd.........................  1,621,462  1,104,644
   *NVC Lighting Holdings, Ltd....................................  5,129,000  1,850,598
   *O-Net Communications Group, Ltd...............................  1,214,000    306,618
   *Oriental Ginza Holdings, Ltd..................................  2,058,000     75,407
   *Overseas Chinese Town Asia Holdings, Ltd......................    400,183    154,688
    Pacific Online, Ltd...........................................    711,365    316,701
   *PAX Global Technology, Ltd....................................    179,000     29,298
    PCD Stores Group, Ltd......................................... 10,450,000  1,298,442
   *Peak Sport Products Co., Ltd..................................  2,768,000    643,212
   *PetroAsian Energy Holdings, Ltd...............................  3,772,000     88,249
   #Phoenix Satellite Television Holdings, Ltd....................  2,776,000    947,339
   #Poly Hong Kong Investment, Ltd................................  8,319,000  4,339,044
    Ports Design, Ltd.............................................  1,195,000  1,752,766
   *Pou Sheng International Holdings, Ltd.........................  3,863,806    357,274
    Powerlong Real Estate Holdings, Ltd...........................  5,069,000    862,856
    Prosperity International Holdings HK, Ltd.....................  5,020,000    248,387
    Qingling Motors Co., Ltd. Series H............................  1,694,000    537,521
    Qunxing Paper Holdings Co., Ltd...............................    669,913    177,322
    Real Gold Mining, Ltd.........................................    300,500    341,220
    Real Nutriceutical Group, Ltd.................................  2,972,000    768,259
    Regent Manner International, Ltd..............................  2,609,000    570,023
    Renhe Commercial Holdings Co., Ltd............................ 38,342,000  2,208,264
   #REXLot Holdings, Ltd.......................................... 23,875,000  2,147,959
   *Richly Field China Development, Ltd...........................  6,980,000     79,168
    Road King Infrastructure, Ltd.................................    752,000    488,435
   *Royale Furniture Holdings, Ltd................................  1,030,000    330,177
    Samson Holding, Ltd...........................................    724,000     95,859
   *Sany Heavy Equipment International Holdings Co., Ltd..........  2,452,000  1,871,984
   *Sateri Holdings, Ltd..........................................     71,000     19,725
   *Semiconductor Manufacturing International Corp................ 93,483,000  4,630,734
    Shandong Chenming Paper Holdings, Ltd. Series H...............  1,081,000    498,327
    Shandong Molong Petroleum Machinery Co., Ltd. Series H........    291,068    213,427
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H.............    154,000     36,980
   *Shanghai Industrial Urban Development Group, Ltd..............  5,434,000  1,154,128
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Series H....................................................  3,080,000    451,696
    Shanghai Prime Machinery Co., Ltd. Series H...................  4,298,000    664,292
   *Shanghai Zendai Property, Ltd.................................  7,225,000    130,582
    Shengli Oil & Gas Pipe Holdings, Ltd..........................  3,613,500    399,138
   *Shenguan Holdings Group, Ltd..................................  4,140,000  2,271,527
    Shenzhen Expressway Co., Ltd. Series H........................  2,524,400  1,053,844
    Shenzhen International Holdings, Ltd.......................... 42,344,300  2,882,081
    Shenzhen Investment, Ltd...................................... 10,634,000  2,467,256
    Shenzhou International Group, Ltd.............................  1,264,000  2,372,164
    Shougang Concord Century Holdings, Ltd........................  1,137,153     47,614

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
CHINA -- (Continued)
   #Shougang Concord International Enterprises Co., Ltd......................... 19,752,000 $1,049,353
   #Shougang Fushan Resources Group, Ltd........................................ 10,944,000  3,813,954
    Shui On Land, Ltd........................................................... 11,385,909  4,753,520
    Sichuan Expressway Co., Ltd. Series H.......................................  3,240,000  1,298,478
   *Sihuan Pharmaceutical Holdings Group, Ltd...................................  7,073,000  2,676,689
   *Sijia Group Co., Ltd........................................................    887,000    240,885
   *Silver Base Group Holdings, Ltd.............................................  2,057,000  1,101,781
    Silver Grant International Industries, Ltd..................................  5,220,000  1,107,649
    SIM Technology Group, Ltd...................................................  3,488,000    237,341
    Sino Biopharmaceutical, Ltd.................................................  9,360,000  2,552,187
  #*Sino Dragon New Energy Holdings, Ltd........................................  5,568,000    225,117
  #*Sino Oil & Gas Holdings, Ltd................................................ 31,557,766    786,654
   *Sino Prosper State Gold Resources Holdings, Ltd.............................  2,110,000    112,393
   *Sino Union Energy Investment Group, Ltd.....................................  8,820,000    749,920
    SinoCom Software Group, Ltd.................................................    134,200     17,199
    Sinofert Holdings, Ltd......................................................  7,743,327  1,681,804
   *Sinolink Worldwide Holdings, Ltd............................................ 10,218,800    811,360
    SinoMedia Holding, Ltd......................................................    621,000    364,078
    Sino-Ocean Land Holdings, Ltd............................................... 11,976,054  5,554,987
   #Sinopec Kantons Holdings, Ltd...............................................  2,284,000  1,614,844
    Sinotrans Shipping, Ltd.....................................................  3,999,586    951,902
    Sinotrans, Ltd. Series H....................................................  6,138,000  1,039,719
    Sinotruk Hong Kong, Ltd.....................................................  2,577,500  1,567,179
   #Skyworth Digital Holdings, Ltd..............................................  7,683,757  3,128,265
   *SMI Corp., Ltd..............................................................  5,056,066    178,015
    Solargiga Energy Holdings, Ltd..............................................  3,026,000    251,617
   #Sparkle Roll Group, Ltd.....................................................  5,288,000    477,093
    SPG Land Holdings, Ltd......................................................    671,000    136,421
    SRE Group, Ltd.............................................................. 11,937,053    588,717
   *Sunac China Holdings, Ltd...................................................  2,774,000    857,359
    Sunny Optical Technology Group Co., Ltd.....................................  1,299,000    430,857
    Tak Sing Alliance Holdings, Ltd.............................................    253,257     23,377
    TCC International Holdings, Ltd.............................................  3,987,098  1,371,573
   *TCL Communication Technology Holdings, Ltd..................................  1,938,198    771,001
   *TCL Multimedia Technology Holdings, Ltd.....................................  2,684,510  1,519,020
   *Tech Pro Technology Development, Ltd........................................  2,794,000  1,118,538
    Texhong Textile Group, Ltd..................................................    452,000    190,742
    Tian An China Investments Co., Ltd..........................................  1,193,000    566,429
   *Tian Shan Development Holdings, Ltd.........................................    806,000    208,418
    Tiangong International Co., Ltd.............................................  3,154,000    777,561
    Tianjin Capital Environmental Protection Group Co., Ltd. Series H...........  1,542,000    381,424
   *Tianjin Development Holdings, Ltd...........................................  1,294,000    574,075
    Tianjin Port Development Holdings, Ltd......................................  3,660,800    493,844
    Tianneng Power International, Ltd...........................................  2,236,048  1,098,122
    Tomson Group, Ltd...........................................................  1,060,443    245,723
   *Tong Ren Tang Technologies Co., Ltd. Series H...............................    734,000  1,065,127
   #Towngas China Co., Ltd......................................................  2,893,000  2,059,105
   #TPV Technology, Ltd.........................................................  3,613,964    825,385
   *Trauson Holdings Co., Ltd...................................................    743,000    283,767
    Travelsky Technology, Ltd. Series H.........................................  3,165,090  1,747,991
   *Trony Solar Holdings Co., Ltd...............................................  1,757,000    148,128
    Truly International Holdings, Ltd...........................................  5,411,573    811,543
   *Uni-President China Holdings, Ltd...........................................  3,568,000  3,232,145
   *United Energy Group, Ltd.................................................... 11,816,450  2,566,862
   *United Gene High-Tech Group, Ltd............................................ 15,660,000     90,338
    Vinda International Holdings, Ltd...........................................  1,963,000  3,478,673
  #*VODone, Ltd................................................................. 11,956,000  1,695,216
    Wasion Group Holdings, Ltd..................................................  1,698,000    714,521
    Weiqiao Textile Co., Ltd. Series H..........................................  2,212,000  1,088,655
    Welling Holding, Ltd........................................................  3,050,000    477,122
   *West China Cement, Ltd......................................................  8,724,000  2,082,181

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

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CONTINUED

                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
CHINA -- (Continued)
   *Winteam Pharmaceutical Group, Ltd........................................... 2,332,000 $    390,694
    Wumart Stores, Inc. Series H................................................   323,000      740,834
    Xiamen International Port Co., Ltd. Series H................................ 5,166,000      656,432
    Xingda International Holdings, Ltd.......................................... 3,277,000    1,420,144
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.......................   307,103      159,104
   *Xinjiang Goldwind Science & Technology Co., Ltd. Series H...................   312,600      153,905
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H.......................... 2,400,598      652,207
   *Xiwang Sugar Holdings Co., Ltd.............................................. 3,103,178      385,577
   *XTEP International Holdings, Ltd............................................ 2,402,000    1,080,957
   *Yantai North Andre Juice Co. Series H....................................... 3,230,000      153,749
    Yingde Gases Group Co., Ltd................................................. 2,844,000    3,299,547
   #Yip's Chemical Holdings, Ltd................................................   940,000      739,199
   *Youyuan International Holdings, Ltd.........................................    44,000       10,903
   #Yuexiu Transport Infrastructure, Ltd........................................ 2,530,018    1,217,582
   *Yuzhou Properties Co........................................................   183,000       39,972
    Zhejiang Expressway Co., Ltd. Series H...................................... 4,076,000    2,921,495
  #*Zhejiang Glass Co., Ltd. Series H...........................................   445,000           --
   *Zhong An Real Estate, Ltd................................................... 1,057,400      131,124
    Zhuzhou CSR Times Electric Co., Ltd. Series H............................... 1,344,000    3,780,242
                                                                                           ------------
TOTAL CHINA.....................................................................            378,241,998
                                                                                           ------------
HUNGARY -- (0.1%)
   *CIG Pannonia Life Insurance P.L.C. Class A..................................       510          991
   *Danubius Hotel & Spa P.L.C..................................................    45,091      580,916
   *EGIS Pharmaceuticals P.L.C..................................................    11,973      799,385
   *FHB Mortgage Bank NYRT......................................................    42,048      110,932
   *Fotex Holding SE Co., Ltd...................................................   119,895      133,384
   *PannErgy P.L.C..............................................................   127,046      369,814
    Zwack Unicum NYRT...........................................................       856       52,201
                                                                                           ------------
TOTAL HUNGARY...................................................................              2,047,623
                                                                                           ------------
INDIA -- (7.5%)
   *3M India, Ltd...............................................................     5,008      379,126
   *A2Z Maintenance & Engineering Services, Ltd.................................    28,786       54,359
    Aban Offshore, Ltd..........................................................    61,612      483,721
    ABG Shipyard, Ltd...........................................................    65,442      470,791
    Aditya Birla Nuvo, Ltd......................................................    28,409      501,029
    Aegis Logistics, Ltd........................................................    11,109       32,348
    Agro Tech Foods, Ltd........................................................    42,043      403,043
    AIA Engineering, Ltd........................................................    44,197      297,292
    Ajmera Realty & Infra India, Ltd............................................    12,450       27,412
    Akzo Nobel India, Ltd.......................................................    51,800      855,567
    Alembic Pharmaceuticals, Ltd................................................   270,318      277,744
   *Alembic, Ltd................................................................   265,727       85,414
    Allahabad Bank, Ltd.........................................................   232,957      730,782
    Allcargo Logistics, Ltd.....................................................     3,483        7,828
    Alok Industries, Ltd........................................................ 1,230,569      456,813
    Alstom Projects India, Ltd..................................................    49,538      369,020
    Alstom T&D India, Ltd.......................................................   146,336      439,350
    Amara Raja Batteries, Ltd...................................................    63,401      352,016
    Amtek Auto, Ltd.............................................................   391,266      937,607
    Anant Raj Industries, Ltd...................................................   429,225      475,687
   *Andhra Bank, Ltd............................................................   505,685    1,115,827
    Ansal Properties & Infrastructure, Ltd......................................    82,517       51,086
   *Apollo Hospitals Enterprise, Ltd............................................   249,642    2,983,596
    Apollo Tyres, Ltd...........................................................   663,125    1,132,124
    Aptech, Ltd.................................................................    63,975       89,825
   *Arvind, Ltd.................................................................   477,774      786,372
   *Asahi India Glass, Ltd......................................................   220,013      300,291
   *Ashok Leyland, Ltd.......................................................... 2,615,570    1,594,537
    Asian Hotels East, Ltd......................................................    13,104       69,050

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CONTINUED

                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
INDIA -- (Continued)
    Asian Hotels West, Ltd......................................................   6,100 $   15,968
    Aurobindo Pharma, Ltd....................................................... 562,623  1,401,197
    Automotive Axles, Ltd.......................................................  19,185    194,650
    Aventis Pharma, Ltd.........................................................  23,593    984,569
   *Bajaj Corp., Ltd............................................................   8,427     19,891
    Bajaj Electricals, Ltd...................................................... 120,212    449,128
    Bajaj Finance, Ltd..........................................................  54,152    893,165
    Bajaj Finserv, Ltd.......................................................... 115,432  1,607,050
    Bajaj Hindusthan, Ltd....................................................... 967,181    557,349
    Bajaj Holdings & Investment, Ltd............................................  86,830  1,385,786
    Balkrishna Industries, Ltd..................................................  26,933    147,779
    Ballarpur Industries, Ltd................................................... 910,052    427,933
    Balmer Lawrie & Co., Ltd....................................................  23,602    245,267
    Balrampur Chini Mills, Ltd.................................................. 745,160    773,823
    Bank of Maharashtra, Ltd.................................................... 553,573    572,316
    Bannari Amman Sugars, Ltd...................................................  15,663    158,535
    BASF India, Ltd.............................................................  14,881    173,445
    Bata India, Ltd.............................................................  90,792  1,511,219
    BEML, Ltd...................................................................  54,420    549,423
    Bengal & Assam Co., Ltd.....................................................   3,943     17,861
    Berger Paints India, Ltd.................................................... 534,335  1,216,054
   *BF Utilities, Ltd...........................................................  41,568    333,300
   *BGR Energy Systems, Ltd.....................................................  99,209    617,666
    Bharat Forge, Ltd........................................................... 314,016  1,920,571
    Bhushan Steel, Ltd.......................................................... 391,545  3,207,076
   *Biocon, Ltd................................................................. 160,545    732,052
    Birla Corp., Ltd............................................................ 104,359    506,497
    Bl Kashyap & Sons, Ltd......................................................     554        115
    Blue Dart Express, Ltd......................................................  18,708    705,685
    Blue Star, Ltd.............................................................. 119,701    419,965
    Bombay Burmah Trading Co....................................................   6,565     72,196
    Bombay Dyeing & Manufacturing Co., Ltd......................................  60,583    600,949
    Bombay Rayon Fashions, Ltd..................................................  17,322     83,062
    Brigade Enterprises, Ltd....................................................   5,002      5,214
    Britannia Industries, Ltd................................................... 161,658  1,716,853
    Cadila Healthcare, Ltd......................................................   7,548    104,176
    Carborundum Universal, Ltd.................................................. 304,350    953,471
    Central Bank of India....................................................... 878,411  1,637,994
    Centum Electronics, Ltd.....................................................   5,939      5,546
    Century Enka, Ltd...........................................................   7,619     16,265
    Century Plyboards India, Ltd................................................ 137,796    160,855
    Century Textiles & Industries, Ltd.......................................... 152,775    942,731
    CESC, Ltd................................................................... 200,253    983,937
    Chambal Fertilizers & Chemicals, Ltd........................................ 539,201    777,266
    Chennai Petroleum Corp., Ltd................................................ 155,875    442,288
    Cholamandalam Investment & Finance Co., Ltd.................................  71,956    245,907
    City Union Bank, Ltd........................................................ 630,312    584,330
    Clariant Chemicals (India), Ltd.............................................  27,668    323,372
    CMC, Ltd....................................................................  55,642    960,599
    Core Education & Technologies, Ltd.......................................... 141,152    754,464
    Coromandel International, Ltd............................................... 436,106  2,115,301
    Corporation Bank............................................................ 158,474  1,224,947
    Crisil, Ltd................................................................. 101,450  1,996,402
    Dalmia Bharat Enterprises, Ltd..............................................  57,965    140,456
    Dalmia Cement (Bharat), Ltd.................................................  27,994      6,780
    DB Corp., Ltd...............................................................   1,695      6,704
   *DB Realty, Ltd.............................................................. 358,609    497,645
    DCM Shriram Consolidated, Ltd............................................... 234,793    197,754
   *Deccan Chronicle Holdings, Ltd.............................................. 104,772     80,271
    Deepak Fertilizers & Petrochemicals Corp., Ltd.............................. 143,664    373,977
   *DEN Networks, Ltd...........................................................  44,828     92,708

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
INDIA -- (Continued)
    Dena Bank...................................................................   127,628 $  225,596
   *Development Credit Bank, Ltd................................................   615,071    533,382
    Dewan Housing Finance Corp., Ltd............................................   110,571    458,983
    Dhanalakshmi Bank, Ltd......................................................    31,360     37,823
   *Dish TV (India), Ltd........................................................   931,187  1,056,298
    Dishman Pharmaceuticals & Chemicals, Ltd....................................    45,678     39,545
   *Dredging Corp. of India, Ltd................................................    21,673    112,160
    E.I.D. - Parry (India), Ltd.................................................   285,956    972,298
    eClerx Services, Ltd........................................................    20,502    285,839
    Edelweiss Financial Services, Ltd...........................................   353,351    197,509
    Educomp Solutions, Ltd......................................................   182,569    673,171
    Eicher Motors, Ltd..........................................................    44,035  1,900,148
    EIH, Ltd....................................................................   368,326    585,792
    Elder Pharmaceuticals, Ltd..................................................    41,972    251,497
    Electrosteel Casings, Ltd...................................................   302,373    118,228
    Elgi Equipments, Ltd........................................................   224,474    328,630
    Emami, Ltd..................................................................    45,495    393,807
   *Entertainment Network India, Ltd............................................    30,173    118,518
    Era Infra Engineering, Ltd..................................................   227,832    609,821
    Escorts, Ltd................................................................   313,542    438,068
   *Essar Oil, Ltd..............................................................    15,493     15,968
   *Essar Ports, Ltd............................................................   337,238    577,619
   *Essar Shipping, Ltd.........................................................   112,311     64,448
    Essel Propack, Ltd..........................................................   195,868    125,215
    Eveready Industries (India), Ltd............................................    77,672     32,536
   *Everonn Education, Ltd......................................................    17,248     74,435
    FAG Bearings (India), Ltd...................................................    27,136    799,177
    FDC, Ltd....................................................................   245,896    372,689
   *Federal Bank, Ltd...........................................................   390,077  3,113,174
   *Federal-Mogul Goetze (India), Ltd...........................................    61,255    320,385
    Financial Technologies (India), Ltd.........................................    86,965  1,126,661
    Finolex Cables, Ltd.........................................................   232,057    151,723
    Finolex Industries, Ltd.....................................................   229,394    256,890
   *Fortis Healthcare, Ltd......................................................   278,946    567,957
   *Fresenius Kabi Oncology, Ltd................................................    92,520    251,443
    Future Capital Holdings, Ltd................................................    68,029    183,265
    Gammon India, Ltd...........................................................   197,932    174,193
   *Gammon Infrastructure Projects, Ltd.........................................    50,558     12,667
    Ganesh Housing Corp., Ltd...................................................     1,657      3,044
    Gateway Distriparks, Ltd....................................................   190,858    548,133
    Geodesic, Ltd...............................................................    85,071     73,519
    Geojit BNP Paribas Financial Services, Ltd..................................    27,975      9,343
    GHCL, Ltd...................................................................   108,622     78,199
   *Gillette India, Ltd.........................................................     9,020    440,679
    Gitanjali Gems, Ltd.........................................................   142,029    878,225
    GlaxoSmithKline Consumer Healthcare, Ltd....................................    38,091  2,019,515
    Glenmark Pharmaceuticals, Ltd...............................................    11,536     71,280
   *Glodyne Technoserve, Ltd....................................................    45,409    351,944
    Godfrey Phillips India, Ltd.................................................     3,276    230,879
    Godrej Industries, Ltd......................................................   263,939  1,331,362
   *Godrej Properties, Ltd......................................................    34,061    381,414
    Gokul Refoils & Solvent, Ltd................................................    39,085     60,146
    Graphite India, Ltd.........................................................   221,802    381,943
    Great Eastern Shipping Co., Ltd.............................................   209,925  1,011,659
    Greaves Cotton, Ltd.........................................................   461,835    708,263
    Grindwell Norton, Ltd.......................................................    18,171     91,318
    Gruh Finance, Ltd...........................................................    22,239    286,392
   *GTL Infrastructure, Ltd..................................................... 1,124,695    193,471
    Gujarat Alkalies & Chemicals, Ltd...........................................   135,835    324,942
    Gujarat Ambuja Exports, Ltd.................................................   156,663     65,975
    Gujarat Fluorochemicals, Ltd................................................   156,927  1,370,434

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
INDIA -- (Continued)
    Gujarat Gas Co., Ltd........................................................   171,320 $1,047,033
    Gujarat Industries Power Co., Ltd...........................................    44,878     57,700
    Gujarat Mineral Development Corp., Ltd......................................   222,072    784,314
    Gujarat Narmada Valley Fertilizers Co., Ltd.................................   190,388    295,692
    Gujarat NRE Coke, Ltd.......................................................   992,393    382,592
    Gujarat State Fertilizers & Chemicals, Ltd..................................    97,061    813,959
    Gujarat State Petronet, Ltd.................................................   419,615    527,548
    Gulf Oil Corp., Ltd.........................................................    48,781     75,366
   *GVK Power & Infrastructure, Ltd............................................. 3,313,004  1,009,170
   *Hathway Cable & Datacom, Ltd................................................   112,993    332,545
   *Havells India, Ltd..........................................................    84,202    888,802
    HCL Infosystems, Ltd........................................................   376,754    320,196
    HEG, Ltd....................................................................    58,975    251,811
   *HeidelbergCement India, Ltd.................................................   221,953    129,859
   *Hexa Tradex, Ltd............................................................    73,518    104,627
    Hexaware Technologies, Ltd..................................................   793,774  1,944,950
    Hikal, Ltd..................................................................    16,247     85,740
   *Himachal Futuristic Communications, Ltd..................................... 1,979,484    416,453
    Hinduja Global Solutions, Ltd...............................................    35,626    212,170
    Hinduja Ventures, Ltd.......................................................    36,075    269,646
    Hindustan Construction Co., Ltd............................................. 1,799,218    721,634
   *Hindustan Oil Exploration Co., Ltd..........................................   139,814    323,513
   *Honeywell Automation India, Ltd.............................................     9,574    494,700
    Hotel Leelaventure, Ltd.....................................................   513,732    313,986
   *Housing Development & Infrastructure, Ltd...................................   921,851  1,407,010
    HSIL, Ltd...................................................................    99,175    312,355
    HT Media, Ltd...............................................................    67,258    162,006
    India Cements, Ltd..........................................................   677,089  1,084,312
   *India Infoline, Ltd.........................................................   651,294    681,382
    Indiabulls Financial Services, Ltd..........................................   357,294  1,641,865
    Indian Bank.................................................................    90,446    390,098
    Indian Hotels Co., Ltd...................................................... 1,113,168  1,306,483
    Indian Overseas Bank........................................................   573,292    947,973
    Indo Rama Synthetics (India), Ltd...........................................   110,426     60,425
    Indoco Remedies, Ltd........................................................    12,300    108,826
   *Indraprastha Gas, Ltd.......................................................   102,420    423,870
    IndusInd Bank, Ltd..........................................................   108,813    687,220
    INEOS ABS India, Ltd........................................................    23,441    324,507
    Info Edge (India), Ltd......................................................    31,188    450,201
    Infotech Enterprises, Ltd...................................................   176,903    545,831
    ING Vysya Bank, Ltd.........................................................    21,126    145,864
    Ingersoll-Rand India, Ltd...................................................    23,233    220,384
    Ipca Laboratories, Ltd......................................................   169,625  1,161,357
    IRB Infrastructure Developers, Ltd..........................................   343,938  1,119,127
    IVRCL Infrastructures & Projects, Ltd....................................... 1,362,161  1,595,238
    J.B. Chemicals & Pharmaceuticals, Ltd.......................................    89,920    115,754
    Jagran Prakashan, Ltd.......................................................   271,154    502,939
    Jai Balaji Industries, Ltd..................................................     1,974      1,461
    Jai Corp., Ltd..............................................................   212,983    273,742
    Jain Irrigation Systems, Ltd................................................   556,840    931,496
    Jammu & Kashmir Bank, Ltd...................................................    79,003  1,395,564
   *Jaypee Infratech, Ltd.......................................................   720,728    629,657
    JBF Industries, Ltd.........................................................    85,460    183,729
   *Jet Airways (India), Ltd....................................................    69,486    442,436
    Jindal Drilling & Industries, Ltd...........................................    13,908     79,813
    Jindal Poly Films, Ltd......................................................    73,216    270,852
    Jindal Saw, Ltd.............................................................   450,807  1,323,677
   *Jindal South West Holdings, Ltd.............................................       307      3,914
   *Jindal Stainless, Ltd.......................................................   207,228    306,972
    JK Cement, Ltd..............................................................    12,434     32,974
    JM Financial, Ltd...........................................................   715,995    188,720

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
INDIA -- (Continued)
   *JSW ISPAT Steel, Ltd........................................................ 2,469,694 $  556,547
    Jubilant Industries, Ltd....................................................     4,575     23,095
    Jubilant Organosys, Ltd.....................................................   144,838    496,952
   *Jyothy Laboratories, Ltd....................................................    73,663    246,010
    K.S.B. Pumps, Ltd...........................................................    31,790    134,142
    Kajaria Ceramics, Ltd.......................................................    85,428    304,344
   *Kakinada Fertilizers, Ltd...................................................   632,948    134,637
    Kalpataru Power Transmission, Ltd...........................................    90,146    170,912
    Kansai Nerolac Paints, Ltd..................................................       198      3,496
    Karnataka Bank, Ltd.........................................................   454,992    780,892
    Karur Vysya Bank, Ltd.......................................................   159,651  1,222,396
    Karuturi Global, Ltd........................................................   408,138     38,598
   *Kaveri Seed Co., Ltd........................................................       877     11,636
    KEC International, Ltd......................................................   288,766    313,201
    Kesoram Industries, Ltd.....................................................    56,319    144,238
    Kewal Kiran Clothing, Ltd...................................................     1,598     18,840
   *Kingfisher Airlines, Ltd....................................................   766,122    220,137
    Kirloskar Brothers, Ltd.....................................................       817      1,976
    Kirloskar Industries, Ltd...................................................     8,177     45,717
    Kirloskar Oil Engines, Ltd..................................................   218,179    604,322
    KPIT Cummins Infosystems, Ltd...............................................   224,185    357,300
   *KSK Energy Ventures, Ltd....................................................    34,237     41,380
    Lakshmi Machine Works, Ltd..................................................     8,928    275,956
    Lakshmi Vilas Bank, Ltd.....................................................    63,043     95,498
   *Lanco Infratech, Ltd........................................................ 2,505,868    665,159
    Madhucon Projects, Ltd......................................................     9,477      9,146
    Madras Cements, Ltd.........................................................   153,887    432,304
   *Mahanagar Telephone Nigam, Ltd..............................................   550,944    261,938
    Maharashtra Scooters, Ltd...................................................     4,550     28,285
    Maharashtra Seamless, Ltd...................................................   100,013    718,479
    Mahindra & Mahindra Financial Services, Ltd.................................   100,699  1,326,103
   *Mahindra Holidays & Resorts India, Ltd......................................     7,323     40,332
    Mahindra Lifespace Developers, Ltd..........................................    45,460    276,139
    Mandhana Industries, Ltd....................................................    29,389    133,830
    Marico, Ltd.................................................................   606,916  2,053,563
   *Mastek, Ltd.................................................................    30,383     56,900
   *MAX India, Ltd..............................................................   370,339  1,394,052
    McLeod Russel (India), Ltd..................................................   184,672    979,654
   *Mercator Lines, Ltd.........................................................   775,539    313,324
   *Merck, Ltd..................................................................    20,801    239,633
    MindTree, Ltd...............................................................    36,830    412,576
    Monnet Ispat, Ltd...........................................................    84,484    774,034
    Monsanto India, Ltd.........................................................    22,756    294,123
   *Moser Baer (India), Ltd.....................................................     1,309        359
   *Motherson Sumi Systems, Ltd.................................................   628,155  2,129,447
    Motilal Oswal Financial Services, Ltd.......................................    18,723     37,948
    Mphasis, Ltd................................................................   116,617    815,013
    MRF, Ltd....................................................................     5,580  1,214,104
    Nagarjuna Construction Co., Ltd.............................................   848,180    805,524
   *Nagarjuna Oil Refinery, Ltd.................................................   575,408     87,894
    Nahar Capital & Financial Services, Ltd.....................................    10,494      8,510
    Nahar Poly Films, Ltd.......................................................    31,302     13,657
    Nahar Spinning Mills, Ltd...................................................    55,299     50,898
    Natco Pharma, Ltd...........................................................    41,454    336,140
    Nava Bharat Ventures, Ltd...................................................    13,117     51,207
    Navneet Publications India, Ltd.............................................   216,124    226,880
    NESCO, Ltd..................................................................    22,587    277,961
    NIIT Technologies, Ltd......................................................   122,986    627,755
    NIIT, Ltd...................................................................   367,067    307,067
   *Nitin Fire Protection Industries, Ltd.......................................   298,440    286,430
    Noida Toll Bridge Co., Ltd..................................................   180,315     87,442

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
INDIA -- (Continued)
    Nucleus Software Exports, Ltd...............................................    27,503 $   34,904
    OCL India, Ltd..............................................................    56,194    100,319
   *OMAXE, Ltd..................................................................   215,795    619,775
   *OnMobile Global, Ltd........................................................   131,245    133,530
    Opto Circuits India, Ltd....................................................   489,236  1,739,041
    Orbit Corp., Ltd............................................................    18,562     17,058
    Orchid Chemicals & Pharmaceuticals, Ltd.....................................   123,699    422,585
    Orient Paper & Industries, Ltd..............................................   243,432    257,392
    Oriental Bank of Commerce...................................................    56,252    246,890
    Orissa Minerals Development Co., Ltd........................................       612    385,153
   *Oswal Chemical & Fertilizers, Ltd...........................................    27,266     18,859
    Page Industries, Ltd........................................................     6,379    377,224
    Panacea Biotec, Ltd.........................................................    98,207    144,214
    Pantaloon Retail India, Ltd.................................................     2,575      9,069
    Pantaloon Retail India, Ltd. Series B.......................................       257        573
   *Parsvnath Developers, Ltd...................................................   383,114    413,337
    Patel Engineering, Ltd......................................................    22,218     45,342
   *Patni Computer Systems, Ltd.................................................    68,734    661,098
   *Patni Computer Systems, Ltd. ADR............................................    23,192    451,548
    Peninsula Land, Ltd.........................................................   157,697     94,179
    Petronet LNG, Ltd...........................................................   554,691  1,452,948
    Pfizer, Ltd.................................................................     1,905     47,322
    Phoenix Mills, Ltd..........................................................    52,461    208,606
   *Pidilite Industries, Ltd....................................................   856,406  2,983,049
   *Pipavav Defence & Offshore Engineering Co., Ltd.............................   568,077    897,705
    Piramal Healthcare, Ltd.....................................................   224,771  1,877,851
    Plethico Pharmaceuticals, Ltd...............................................    41,409    289,533
    Polaris Financial Technology, Ltd...........................................   125,423    313,687
    Praj Industries, Ltd........................................................   383,722    507,839
    Prakash Industries, Ltd.....................................................    15,110     14,930
   *Prime Focus, Ltd............................................................    93,405     85,614
   *Prism Cement, Ltd...........................................................   418,558    380,550
    Proctor & Gamble Hygiene & Health Care, Ltd.................................     2,337     90,865
    PTC (India), Ltd............................................................   828,220    939,501
    Punj Lloyd, Ltd.............................................................   936,672    957,630
   *Punjab & Sind Bank..........................................................   172,073    238,019
    Radico Khaitan, Ltd.........................................................   274,683    670,195
    Rain Commodities, Ltd.......................................................   393,252    296,167
    Rajesh Exports, Ltd.........................................................   106,849    290,088
    Rallis India, Ltd...........................................................   296,530    638,957
   *Rama Newsprint & Papers, Ltd................................................     7,271      1,126
    Raymond, Ltd................................................................   116,589    891,748
   *Redington India, Ltd........................................................   449,346    747,932
    REI Agro, Ltd............................................................... 1,608,515    341,904
    REI Six Ten Retail, Ltd.....................................................   159,806     32,145
    Rolta (India), Ltd..........................................................   410,027    680,403
    Ruchi Soya Industries, Ltd..................................................   430,371    725,601
    S Mobility, Ltd.............................................................    70,822     89,568
    S. Kumars Nationwide, Ltd...................................................   409,284    242,166
    Sadbhav Engineering, Ltd....................................................    79,155    214,445
   *Sanwaria Agro Oils, Ltd.....................................................    18,005     12,679
   *Satyam Computer Services, Ltd............................................... 1,448,406  2,122,477
   *Schneider Electric Infrastructure, Ltd......................................   146,336    249,215
   *SEAMEC, Ltd.................................................................    51,027     83,273
    Shipping Corp. of India, Ltd................................................   555,419    651,612
    Shiv-Vani Oil & Gas Exploration Services, Ltd...............................     7,812     24,171
    Shoppers Stop, Ltd..........................................................   108,705    727,446
    Shree Cement, Ltd...........................................................    17,520    935,191
    Shree Renuka Sugars, Ltd.................................................... 1,064,658    644,544
    Simplex Infrastructures, Ltd................................................     1,045      4,649
    Sintex Industries, Ltd......................................................   525,188    739,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
INDIA -- (Continued)
    SKF (India), Ltd............................................................    69,196 $  873,162
    Sobha Developers, Ltd.......................................................   156,464    973,939
    Solar Industries India, Ltd.................................................     4,631     74,325
    Sona Koyo Steering Systems, Ltd.............................................    12,892      3,237
    Sonata Software, Ltd........................................................     8,168      2,897
    South Indian Bank, Ltd...................................................... 1,981,190    902,075
    SREI Infrastructure Finance, Ltd............................................   297,648    146,247
    SRF, Ltd....................................................................   101,277    458,825
    State Bank of Bikaner & Jaipur..............................................    51,656    373,268
    Sterling Biotech, Ltd.......................................................   305,767     54,634
    Sterlite Technologies, Ltd..................................................   516,002    358,671
    Strides Arcolab, Ltd........................................................   118,763  1,503,675
   *Summit Securities, Ltd......................................................       191        295
   *Sun Pharma Advanced Research Co., Ltd.......................................   282,311    406,201
    Sundaram Finance, Ltd.......................................................    17,281    219,558
    Sundaram-Clayton, Ltd.......................................................     7,780     23,990
    Sundram Fastners, Ltd.......................................................   365,122    387,622
    Supreme Industries, Ltd.....................................................   115,983    457,385
    Supreme Petrochem, Ltd......................................................   144,830    124,635
   *Surana Industries, Ltd......................................................    14,879     59,287
   *Suzlon Energy, Ltd.......................................................... 2,390,255  1,028,988
    Swaraj Engines, Ltd.........................................................     3,100     24,405
    Syndicate Bank..............................................................   531,180  1,058,978
    Taj GVK Hotels & Resorts, Ltd...............................................    67,501     72,085
    Tata Chemicals, Ltd.........................................................   101,788    651,815
    Tata Communications, Ltd. ADR...............................................    62,218    559,962
    Tata Elxsi, Ltd.............................................................    51,574    201,835
   *Tata Investment Corp., Ltd..................................................    42,659    367,066
    Tata Tea, Ltd...............................................................   893,824  1,988,123
   *Tata Teleservices Maharashtra, Ltd.......................................... 1,469,558    385,864
    TCI Developers, Ltd.........................................................       452      1,109
    Tech Mahindra, Ltd..........................................................   103,525  1,381,096
   *Teledata Marine Solutions, Ltd..............................................   152,395      1,041
    Texmaco Rail & Engineering, Ltd.............................................   155,901    176,538
    Texmaco, Ltd................................................................   155,901     91,530
    Thermax India, Ltd..........................................................    92,813    780,674
    Thomas Cook India, Ltd......................................................   174,228    213,918
    Time Technoplast, Ltd.......................................................   128,320    134,030
    Timken India, Ltd...........................................................    23,005    107,374
    Titagarh Wagons, Ltd........................................................    23,464    152,555
    Torrent Pharmaceuticals, Ltd................................................   117,288  1,488,830
    Trent, Ltd..................................................................    23,958    417,764
    Triveni Turbine, Ltd........................................................   146,168    119,969
    TTK Prestige, Ltd...........................................................    15,936  1,047,529
    Tube Investments of India, Ltd..............................................   290,925    767,963
    Tulip IT Services, Ltd......................................................   157,309    277,744
   *TV18 Broadcast, Ltd.........................................................    79,058     40,338
    TVS Motor Co., Ltd..........................................................   760,779    593,017
    UCO Bank....................................................................   581,420    853,614
    Uflex, Ltd..................................................................   103,981    228,203
    Unichem Laboratories, Ltd...................................................   130,867    355,515
   *Unitech, Ltd................................................................ 2,836,847  1,429,197
    United Phosphorus, Ltd......................................................   889,625  1,959,038
    Usha Martin, Ltd............................................................   459,289    258,784
   *Vardhman Special Steels, Ltd................................................    15,258      6,080
    Vardhman Textiles, Ltd......................................................    76,291    310,548
    Varun Shipping Co., Ltd.....................................................    82,640     27,326
    Vesuvius India, Ltd.........................................................     1,802     14,208
    Videocon Industries, Ltd....................................................   261,566    855,075
    Videsh Sanchar Nigam, Ltd...................................................   230,566  1,045,898
    Vijaya Bank, Ltd............................................................   346,457    385,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ----------- ------------
INDIA -- (Continued)
    VIP Industries, Ltd.........................................................     149,430 $    274,705
    Voltas, Ltd.................................................................     390,757      815,371
   *VST Industries, Ltd.........................................................       4,137      154,134
    WABCO India, Ltd............................................................       7,875      256,744
    Walchandnagar Industries, Ltd...............................................         166          240
    Welspun Corp., Ltd..........................................................     401,502      954,462
   *Welspun Global Brands, Ltd..................................................       9,265        4,564
   *Welspun India, Ltd..........................................................      52,060       44,650
   *Welspun Investments & Commercials, Ltd......................................       3,961        1,915
   *Wockhardt, Ltd..............................................................      78,177    1,078,907
    Wyeth, Ltd..................................................................      37,768      630,541
   *Zee Learn, Ltd..............................................................      57,229       22,107
    Zensar Technologies, Ltd....................................................      82,234      340,151
   *Zuari Holdings, Ltd.........................................................      42,970      272,578
    Zuari Industries, Ltd.......................................................      42,970      131,952
    Zydus Wellness, Ltd.........................................................      17,366      125,293
    Zylog Systems, Ltd..........................................................      26,515      325,344
                                                                                             ------------
TOTAL INDIA.....................................................................              205,571,846
                                                                                             ------------
INDONESIA -- (4.9%)
   *PT Ace Hardware Indonesia Tbk...............................................     276,000      154,300
    PT Adhi Karya Persero Tbk...................................................   3,810,500      409,358
   *PT Agis Tbk.................................................................  12,930,500      216,586
    PT AKR Corporindo Tbk.......................................................  12,025,200    5,383,620
   *PT Alam Sutera Realty Tbk...................................................  50,169,000    3,270,294
    PT Aneka Tambang Persero Tbk................................................  16,675,500    3,114,837
    PT Asahimas Flat Glass Tbk..................................................     983,000      659,342
    PT Astra Graphia Tbk........................................................   1,904,000      310,043
   *PT Bakrie & Brothers Tbk.................................................... 319,498,500    1,733,157
    PT Bakrie Sumatera Plantations Tbk..........................................  51,234,000    1,665,434
   *PT Bakrie Telecom Tbk.......................................................  80,577,898    2,230,255
   *PT Bakrieland Development Tbk............................................... 219,775,750    2,788,480
    PT Bank Bukopin Tbk.........................................................  20,772,666    1,646,208
   *PT Bank Pan Indonesia Tbk...................................................   1,331,000      124,054
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk........................   7,298,000      814,544
    PT Bank Tabungan Negara Persero Tbk.........................................  11,133,712    1,664,782
   *PT Bank Tabungan Pensiunan Nasional Tbk.....................................     664,000      255,957
   *PT Barito Pacific Tbk.......................................................   9,257,000      712,622
   *PT Benakat Petroleum Energy Tbk.............................................  11,781,500      254,901
   *PT Berlian Laju Tanker Tbk..................................................  35,106,366      748,691
    PT Bhakti Investama Tbk.....................................................  76,994,400    3,835,624
   *PT Bisi International Tbk...................................................   6,255,500      570,973
    PT Budi Acid Jaya Tbk.......................................................   5,947,000      157,521
   *PT Bumi Resources Minerals Tbk..............................................   3,886,500      244,936
   *PT Bumi Serpong Damai Tbk...................................................  30,256,200    4,682,844
   *PT BW Plantation Tbk........................................................   8,541,000    1,427,558
   *PT Central Proteinaprima Tbk................................................  21,920,000      126,409
    PT Chandra Asri Petrochemical Tbk...........................................      13,500        3,192
   *PT Charoen Pokphand Indonesia Tbk...........................................  12,127,500    3,608,253
    PT Ciputra Development Tbk..................................................  38,328,080    3,160,411
   *PT Ciputra Property Tbk.....................................................   3,751,500      322,199
    PT Ciputra Surya Tbk........................................................   3,439,000      785,382
   *PT Citra Marga Nusaphala Persada Tbk........................................   7,897,000    1,882,999
    PT Clipan Finance Indonesia Tbk.............................................   1,482,000       77,947
   *PT Darma Henwa Tbk..........................................................  72,303,600      610,769
   *PT Davomas Adabi Tbk........................................................  37,629,500      204,720
   *PT Delta Dunia Makmur Tbk...................................................  24,225,000    1,341,149
    PT Elnusa Tbk...............................................................   3,008,000       63,678
   *PT Energi Mega Persada Tbk.................................................. 152,408,500    3,187,248
    PT Ever Shine Textile Tbk...................................................   3,654,640       64,022
    PT Fajar Surya Wisesa Tbk...................................................       5,000        1,493

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
INDONESIA -- (Continued)
    PT Gajah Tunggal Tbk........................................................  7,312,000 $2,042,540
   *PT Global Mediacom Tbk...................................................... 20,618,500  3,715,990
    PT Gozco Plantations Tbk....................................................  9,141,000    317,103
   *PT Hanson International Tbk................................................. 17,317,500    518,633
   *PT Harum Energy Tbk.........................................................  3,207,500  2,484,999
    PT Hexindo Adiperkasa Tbk...................................................    921,000  1,027,845
    PT Holcim Indonesia Tbk.....................................................  9,852,500  2,755,360
   *PT Indah Kiat Pulp & Paper Corp. Tbk........................................ 10,267,500  1,182,193
    PT Indika Energy Tbk........................................................  7,718,500  1,840,263
    PT Indorama Synthetics Tbk..................................................    485,000    100,493
   *PT Inovisi Infracom Tbk.....................................................    191,200    119,552
   *PT Intiland Development Tbk................................................. 19,230,532    895,495
    PT Japfa Comfeed Indonesia Tbk..............................................  4,075,500  1,865,861
    PT Jaya Real Property Tbk...................................................  1,967,500    578,015
   *PT Kawasan Industri Jababeka Tbk............................................ 88,889,500  2,218,519
    PT Lippo Karawaci Tbk....................................................... 78,355,312  7,061,372
   *PT Malindo Feedmill Tbk.....................................................  2,734,000    335,341
   *PT Matahari Putra Prima Tbk.................................................  8,296,628    847,238
    PT Mayorah Indah Tbk........................................................  2,207,000  4,789,540
    PT Medco Energi Internasional Tbk...........................................  7,059,500  1,607,744
    PT Media Nusantara Citra Tbk................................................ 15,695,985  3,832,425
    PT Mitra Adiperkasa Tbk.....................................................  4,944,500  3,727,896
   *PT Mitra International Resources Tbk........................................  6,855,000    119,341
   *PT Multistrada Arah Sarana Tbk..............................................  5,830,500    360,541
   *PT Myoh Technology Tbk......................................................    259,500     88,254
   *PT Nippon Indosari Corpindo Tbk.............................................    355,500    150,733
   *PT Nusantara Infrastructure Tbk.............................................  2,441,000     82,108
    PT Pabrik Kertas Tjiwi Kimia Tbk............................................    510,000    174,383
   *PT Pakuwon Jati Tbk......................................................... 70,747,200  1,573,129
   *PT Pan Brothers Tbk.........................................................    207,000     11,011
   *PT Panasia Indosyntec Tbk...................................................     79,000      2,342
   *PT Panin Financial Tbk...................................................... 68,452,500  1,136,415
    PT Panin Insurance Tbk......................................................  6,780,000    404,628
   *PT Pembangunan Perumahan Persero Tbk........................................  5,686,000    432,139
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk....................... 11,673,500  3,702,530
   *PT Polaris Investama Tbk....................................................  2,730,500    415,060
   *PT Polychem Indonesia Tbk...................................................  6,839,000    386,611
    PT Ramayana Lestari Sentosa Tbk............................................. 14,295,000  1,328,070
   *PT Resource Alam Indonesia Tbk..............................................  1,620,000  1,080,202
    PT Sampoerna Agro Tbk.......................................................  3,638,500  1,293,811
    PT Samudera Indonesia Tbk...................................................    222,500     99,735
    PT Selamat Sempurna Tbk.....................................................  3,819,000    850,305
   *PT Sentul City Tbk.......................................................... 75,114,500  2,566,642
    PT Sinar Mas Agro Resources & Technology Tbk................................  1,037,460    698,525
   *PT Sinar Mas Multiartha Tbk.................................................      3,500      1,523
    PT Summarecon Agung Tbk..................................................... 27,073,532  5,082,703
   *PT Sunson Textile Manufacturer Tbk..........................................  2,325,500     47,677
   *PT Surabaya Agung Industri Pulp & Kertas Tbk................................     64,500      1,984
    PT Surya Citra Media Tbk....................................................    133,500    123,284
   *PT Surya Dumai Industri Tbk.................................................  3,298,500         --
   *PT Surya Semesta Internusa Tbk.............................................. 19,654,500  2,555,850
   *PT Suryainti Permata Tbk....................................................  7,252,000     70,228
   *PT Texmaco Jaya Tbk.........................................................     93,000     29,851
   *PT Tiga Pilar Sejahtera Food Tbk............................................ 10,096,000    779,068
    PT Timah Persero Tbk........................................................ 13,764,500  2,713,253
   *PT Total Bangun Persada TbK.................................................  5,040,500    322,638
   *PT Tower Bersama Infrastructure Tbk.........................................  2,801,000    926,701
    PT Trada Maritime Tbk....................................................... 32,333,513  3,301,854
   *PT Trias Sentosa Tbk........................................................ 38,725,600  1,743,381
    PT Trimegah Securities Tbk..................................................  9,741,000    133,227
   *PT Truba Alam Manunggal Engineering Tbk..................................... 21,316,500    115,802

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- ------------
INDONESIA -- (Continued)
    PT Tunas Baru Lampung Tbk...................................................  8,398,000 $    555,509
    PT Tunas Ridean Tbk......................................................... 13,838,000    1,158,701
   *PT Ultrajaya Milk Industry & Trading Co. Tbk................................    390,000       50,391
    PT Unggul Indah Cahaya Tbk..................................................     48,239       10,261
    PT Wijaya Karya Persero Tbk.................................................  9,293,000      987,506
                                                                                            ------------
TOTAL INDONESIA.................................................................             136,049,116
                                                                                            ------------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd....................................          1            3
    Beit Shemesh Engines Holdings, Ltd..........................................         --           --
    Delta-Galil Industries, Ltd.................................................          1            6
   *Electra Real Estate, Ltd....................................................          1            2
   *Feuchtwanger Investments, Ltd...............................................      4,200           13
    Formula Systems (1985), Ltd.................................................         --            3
   *Formula Vision Technologies, Ltd............................................          1           --
   *Jerusalem Oil Exploration, Ltd..............................................         --            4
   *Knafaim Holdings, Ltd.......................................................     19,085       87,435
   *Metis Capital, Ltd..........................................................        919        1,104
   *Mivtach Shamir Holdings, Ltd................................................     14,395      335,944
   *Naphtha Israel Petroleum Corp., Ltd.........................................          1            4
    Osem Investments, Ltd.......................................................          1           10
    Super-Sol, Ltd. Series B....................................................         --            2
                                                                                            ------------
TOTAL ISRAEL....................................................................                 424,530
                                                                                            ------------
MALAYSIA -- (5.2%)
   *A&M Realty Berhad...........................................................    130,000       19,618
    Acoustech Berhad............................................................    128,000       25,373
    Adventa Berhad..............................................................      4,600        2,171
    Aeon Co. Berhad.............................................................    974,200    3,051,338
    Aeon Credit Service M Berhad................................................     39,000      137,749
    Affin Holdings Berhad.......................................................    908,300      919,907
   *Alam Maritim Resources Berhad...............................................    994,100      224,023
    Al-'Aqar Healthcare REIT Berhad.............................................     71,371       28,553
    Alliance Financial Group Berhad.............................................     77,000      100,164
    Amcorp Properties Berhad....................................................    652,033       94,611
    Amway (Malaysia) Holdings Berhad............................................    396,700    1,280,467
   *Ancom Berhad................................................................    361,200       42,134
    Ann Joo Resources Berhad....................................................    981,750      627,553
   *Anson Perdana Berhad........................................................     10,000          149
    APM Automotive Holdings Berhad..............................................    279,900      435,291
    Asas Dunia Berhad...........................................................    100,400       37,267
   *AYS Ventures Berhad.........................................................     20,683        1,139
    Bandar Raya Developments Berhad.............................................  1,249,500      924,675
    Berjaya Assets Berhad.......................................................    810,100      219,076
    Berjaya Corp. Berhad........................................................  9,683,300    2,555,361
   *Berjaya Land Berhad.........................................................  3,734,000    1,035,625
   *Berjaya Media Berhad........................................................     80,600       11,340
    BIMB Holdings Berhad........................................................  1,377,000    1,151,996
    Bintulu Port Holdings Berhad................................................     25,900       60,298
   *BLD Plantation Berhad.......................................................      6,600       20,169
    Bolton Berhad...............................................................    656,600      166,918
    Boustead Heavy Industries Corp. Berhad......................................    213,000      199,597
    Boustead Holdings Berhad....................................................    777,172    1,340,602
    Bursa Malaysia Berhad.......................................................  1,743,700    3,884,991
    Cahya Mata Sarawak Berhad...................................................    828,400      668,473
    Carlsberg Brewery Berhad....................................................    655,600    2,503,064
   *Carotech Berhad.............................................................    230,650        1,524
    CB Industrial Product Holding Berhad........................................    607,220      568,839
    Chemical Co. of Malaysia Berhad.............................................    443,200      219,488
    Chin Teck Plantations Berhad................................................     33,000       98,003
    CI Holdings Berhad..........................................................    121,200       51,776

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
MALAYSIA -- (Continued)
    Coastal Contracts Berhad....................................................   623,866 $  402,827
    CSC Steel Holdings Berhad...................................................   534,600    245,101
    Cycle & Carriage Bintang Berhad.............................................    15,000     14,172
    Daibochi Plastic & Packaging Industry Berhad................................    10,600      9,877
   *Datuk Keramik Holdings Berhad...............................................    24,000         --
    Dayang Enterprise Holdings Berhad...........................................   742,631    494,202
    Dialog Group Berhad......................................................... 6,956,692  5,183,471
    Dijaya Corp. Berhad.........................................................   333,300    121,214
    DRB-Hicom Berhad............................................................ 3,943,700  3,309,973
    Dutch Lady Milk Industries Berhad...........................................   125,700  1,383,203
    Eastern & Oriental Berhad................................................... 2,383,600  1,093,938
    ECM Libra Avenue Berhad..................................................... 1,372,801    353,385
   *Encorp Berhad...............................................................    89,200     20,877
    Eng Kah Corp. Berhad........................................................    19,900     22,542
    Esso (Malaysia) Berhad......................................................   420,600    497,910
   *Evergreen Fibreboard Berhad................................................. 1,205,700    356,901
    Faber Group Berhad..........................................................   662,800    358,729
    Far East Holdings Berhad....................................................    61,500    152,641
   *Fountain View Development Berhad............................................   808,200         --
    Fraser & Neave Holdings Berhad..............................................   229,200  1,440,558
    George Kent (Malaysia) Berhad...............................................    34,200     11,339
   *Glenealy Plantations Berhad.................................................     2,900      6,823
    Globetronics Technology Berhad..............................................   437,860    184,829
    Glomac Berhad...............................................................   897,200    247,085
   *Golden Plus Holdings Berhad.................................................   216,000     74,950
    Goldis Berhad...............................................................   524,250    355,061
    Grand United Holdings Berhad................................................   787,000    336,486
   *Green Packet Berhad.........................................................   316,700     61,076
    Guinness Anchor Berhad......................................................   787,900  3,370,030
    GuocoLand (Malaysia) Berhad.................................................   719,200    192,405
    Hai-O Enterprise Berhad.....................................................   398,680    285,024
    Hap Seng Consolidated Berhad................................................ 3,728,540  2,027,246
    Hap Seng Plantations Holdings Berhad........................................   564,700    556,373
    Hartalega Holdings Berhad...................................................   224,250    576,304
   *Hiap Teck Venture Berhad....................................................   220,800     43,264
   *Ho Wah Genting Berhad....................................................... 1,504,100    192,918
    Hock Seng Lee Berhad........................................................ 1,051,116    536,529
   *Hong Leong Capital Berhad...................................................    90,000     33,042
    Hong Leong Industries Berhad................................................   605,900    858,149
   *Hovid Berhad................................................................   922,600     68,403
    Hunza Properties Berhad.....................................................   446,200    213,556
    Hwang-DBS (Malaysia) Berhad.................................................   293,200    231,393
    IGB Corp. Berhad............................................................ 3,418,955  3,092,549
    IJM Land Berhad............................................................. 1,942,100  1,412,571
    IJM Plantations Berhad...................................................... 1,188,700  1,288,479
   *Inch Kenneth Kajang Rubber Berhad...........................................    45,400      8,472
   *Insas Berhad................................................................ 1,724,481    244,674
    Integrated Logistics Berhad.................................................   299,815     70,180
    Integrax Berhad.............................................................    36,600     15,468
   *Iris Corp. Berhad........................................................... 3,281,500    189,738
   *Jaks Resources Berhad....................................................... 1,464,500    251,144
    Jaya Tiasa Holdings Berhad..................................................   458,210  1,429,671
    JCY International Berhad.................................................... 2,543,300  1,308,685
    JobStreet Corp. Berhad......................................................    26,700     20,216
    JT International Berhad.....................................................   550,600  1,267,003
   *K & N Kenanga Holdings Berhad...............................................   839,900    158,971
   *Karambunai Corp. Berhad..................................................... 4,654,100    252,751
    Keck Seng (Malaysia) Berhad.................................................   828,150  1,086,527
   *Kencana Petroleum Berhad.................................................... 2,208,964  2,402,079
    KFC Holdings (Malaysia) Berhad.............................................. 2,239,200  2,742,140
    Kian Joo Can Factory Berhad................................................. 1,148,180    745,578

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
MALAYSIA -- (Continued)
    Kim Loong Resources Berhad..................................................   250,260 $  215,508
    Kinsteel Berhad............................................................. 1,664,100    246,637
    KLCC Property Holdings Berhad...............................................   926,400  1,038,064
   *KNM Group Berhad............................................................ 3,530,350    970,631
   *Kossan Rubber Industries Berhad.............................................   613,000    657,105
    KPJ Healthcare Berhad.......................................................   819,250  1,501,321
    KrisAssets Holdings Berhad..................................................    88,863    205,189
    KSL Holdings Berhad.........................................................   662,966    301,927
    KUB (Malaysia) Berhad....................................................... 1,353,500    276,504
    Kulim (Malaysia) Berhad..................................................... 2,144,200  2,990,461
   *Kumpulan Europlus Berhad....................................................   900,100    355,137
    Kumpulan Fima Berhad........................................................   327,450    198,785
   *Kumpulan Hartanah Selangor Berhad...........................................   101,900     16,148
    Kumpulan Perangsang Selangor Berhad.........................................   597,200    197,229
   *Kurnia Asia Berhad.......................................................... 3,263,700    612,561
    Kwantas Corp. Berhad........................................................   390,200    311,514
   *Land & General Berhad....................................................... 1,155,600    123,809
   *Landmarks Berhad............................................................   938,200    294,246
    Latexx Partners Berhad......................................................   446,500    207,322
   *LBS Bina Group Berhad.......................................................   863,300    227,776
   *Leader Universal Holdings Berhad............................................ 1,018,700    358,431
    Lingkaran Trans Kota Holdings Berhad........................................   915,600  1,214,760
    Lingui Development Berhad...................................................   266,600    134,870
   *Lion Corp. Berhad...........................................................   161,000     22,243
    Lion Diversified Holdings Berhad............................................     4,600        476
    Lion Industries Corp. Berhad................................................ 1,900,100    875,739
    LPI Capital Berhad..........................................................    65,080    294,515
    Mah Sing Group Berhad....................................................... 1,251,040    809,713
   *Malayan Flour Mills Berhad..................................................   994,950    616,228
   *Malayan United Industries Berhad............................................    23,219      1,611
    Malaysia Building Society Berhad............................................ 1,463,200  1,095,051
   *Malaysian Airlines System Berhad............................................ 2,361,400    951,140
    Malaysian Bulk Carriers Berhad.............................................. 1,060,900    559,916
    Malaysian Pacific Industries Berhad.........................................   266,513    263,043
    Malaysian Resources Corp. Berhad............................................ 5,726,649  3,146,628
   *Mancon Berhad...............................................................    12,000      3,450
    Marco Holdings Berhad....................................................... 2,815,400    139,577
    MBM Resources Berhad........................................................   358,766    583,204
    Media Prima Berhad.......................................................... 3,062,903  2,579,901
    Mega First Corp. Berhad.....................................................   404,800    225,839
   *MEMS Technology Berhad...................................................... 1,917,000     38,011
    Metro Kajang Holdings Berhad................................................   300,129    195,150
   *MK Land Holdings Berhad.....................................................   775,500     72,882
    MNRB Holdings Berhad........................................................   497,100    434,664
    Mudajaya Group Berhad.......................................................   629,666    535,203
    Muhibbah Engineering Berhad.................................................   957,150    387,521
   *Mulpha International Berhad................................................. 5,903,900    856,391
    Multi-Purpose Holdings Berhad...............................................   297,100    262,395
   *My EG Services Berhad.......................................................   298,900     62,573
    Naim Holdings Berhad........................................................   642,700    419,819
   *Narra Industries Berhad.....................................................    16,000      2,036
    NCB Holdings Berhad......................................................... 1,147,200  1,690,011
   *Nikko Electronics Berhad....................................................    36,600        121
    Notion VTEC Berhad..........................................................   688,216    281,485
    NTPM Holdings Berhad........................................................ 1,203,180    192,690
    Nylex (Malaysia) Berhad.....................................................   464,457     88,323
    Oriental Holdings Berhad....................................................   204,200    432,509
    OSK Holdings Berhad......................................................... 2,213,270  1,247,176
    P.I.E. Industrial Berhad....................................................   140,100    227,872
    Padini Holdings Berhad...................................................... 1,470,200    815,731
    Panasonic Manufacturing (Malaysia) Berhad...................................   157,184  1,177,478

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
MALAYSIA -- (Continued)
   *Panglobal Berhad............................................................    14,000 $    8,744
    Paramount Corp. Berhad......................................................   233,300    120,827
    PBA Holdings Berhad.........................................................   274,100     84,377
    Pelikan International Corp. Berhad..........................................   783,940    203,196
   *Perdana Petroleum Berhad....................................................   917,300    185,870
   *Perisai Petroleum Teknologi Berhad.......................................... 1,465,500    419,487
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad...........................     5,000      5,782
   *Perwaja Holdings Berhad.....................................................    93,400     19,697
    Pharmaniaga Berhad..........................................................    13,515     19,696
    PJ Development Holdings Berhad.............................................. 1,070,900    249,258
    POS (Malaysia) Berhad....................................................... 1,039,800    935,250
    Press Metal Berhad..........................................................   667,400    464,634
   *Prime Utilities Berhad......................................................     3,000         89
    Protasco Berhad.............................................................   575,600    177,888
    Proton Holdings Berhad...................................................... 1,544,900  2,792,621
   *Puncak Niaga Holding Berhad.................................................   580,220    247,014
    QL Resources Berhad......................................................... 1,615,320  1,681,246
    QSR Brands Berhad...........................................................   148,433    312,115
   *Ramunia Holdings Berhad..................................................... 1,541,700    189,916
    RCE Capital Berhad.......................................................... 1,023,900    160,349
   *Rekapacific Berhad..........................................................    55,000         --
    Salcon Berhad...............................................................   749,400    131,002
    SapuraCrest Petroleum Berhad................................................ 1,649,700  2,760,692
    Sarawak Oil Palms Berhad....................................................   179,660    401,539
    Sarawak Plantation Berhad...................................................    83,100     82,333
    Scientex Berhad.............................................................   344,862    264,815
   *Scomi Group Berhad.......................................................... 3,863,500    331,365
   *SEG International Berhad....................................................   757,500    429,868
    Selangor Dredging Berhad.................................................... 1,118,200    249,449
    Selangor Properties Berhad..................................................   138,100    163,532
    Shangri-La Hotels (Malaysia) Berhad.........................................   171,200    168,060
    Shell Refining Co. Federation of Malaysia Berhad............................     2,700      9,166
    SHL Consolidated Berhad.....................................................   277,400    118,257
    Sino Hua-An International Berhad............................................   419,900     29,127
   *South East Asia Lumber, Inc. Berhad.........................................   386,100     55,609
    Southern Acids (Malaysia) Berhad............................................    41,000     31,547
   *SPK Sentosa Corp. Berhad....................................................   145,800     13,857
   *SRI Hartemas Berhad.........................................................    65,000         --
    Star Publications (Malaysia) Berhad.........................................   702,300    741,180
    Subur Tiasa Holdings Berhad.................................................   386,085    336,648
   *Sunway Berhad............................................................... 1,985,770  1,572,538
    Supermax Corp. Berhad....................................................... 1,651,000  1,029,599
    Suria Capital Holdings Berhad...............................................   672,800    352,095
    Ta Ann Holdings Berhad......................................................   615,507  1,321,817
    TA Enterprise Berhad........................................................ 4,878,900    908,696
    TA Global Berhad............................................................ 2,974,140    279,488
    TAHPS Group Berhad..........................................................     4,000      6,129
    Tan Chong Motor Holdings Berhad............................................. 1,344,900  2,010,687
   *Tasek Corp. Berhad..........................................................    25,500     72,881
    TDM Berhad..................................................................   475,400    739,763
   *Tebrau Teguh Berhad......................................................... 2,702,800    663,348
    TH Plantations Berhad.......................................................   563,700    505,893
    Three-A Resources Berhad....................................................   370,700    148,088
   *Time Dotcom Berhad.......................................................... 6,529,440  1,526,473
    Time Engineering Berhad..................................................... 1,664,600    183,828
    Top Glove Corp. Berhad...................................................... 1,105,960  1,708,266
    Tradewinds (Malaysia) Berhad................................................   384,000  1,239,648
    Tradewinds Corp. Berhad.....................................................   628,200    150,158
    Tradewinds Plantation Berhad................................................   107,500    206,188
    TRC Synergy Berhad..........................................................   155,520     36,558
    TSH Resources Berhad........................................................   281,400    227,608

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
MALAYSIA -- (Continued)
    UAC Berhad..................................................................    44,715 $     42,564
    Uchi Technologies Berhad....................................................   847,700      338,240
    Unico-Desa Plantations Berhad............................................... 1,853,775      735,686
    Unisem (Malaysia) Berhad.................................................... 1,783,890      840,263
    United Malacca Berhad.......................................................   391,050      986,366
   *United Plantations Berhad...................................................   508,900    4,358,244
    VS Industry Berhad..........................................................   344,026      180,468
    Wah Seong Corp. Berhad...................................................... 1,274,393      852,718
    WCT Berhad.................................................................. 2,339,500    1,810,454
    Wing Tai (Malaysia) Berhad..................................................   544,400      278,978
    WTK Holdings Berhad......................................................... 1,574,800      746,638
    Yeo Hiap Seng (Malaysia) Berhad.............................................   107,060      103,243
    YNH Property Berhad.........................................................   894,198      593,418
    YTL e-Solutions Berhad...................................................... 3,485,600      913,654
   *YTL Land & Development Berhad...............................................   693,200      235,406
    Zhulian Corp Berhad.........................................................   354,333      231,379
                                                                                           ------------
TOTAL MALAYSIA..................................................................            143,597,844
                                                                                           ------------
MEXICO -- (3.1%)
   #Alsea de Mexico S.A.B. de C.V............................................... 1,723,458    2,367,018
    Arca Continental S.A.B. de C.V.............................................. 3,053,562   15,532,765
   *Axtel S.A.B. de C.V......................................................... 2,864,485      780,666
   *Bio Pappel S.A.B. de C.V....................................................    32,315       14,562
    Bolsa Mexicana de Valores S.A. de C.V....................................... 1,581,215    3,159,772
   #Cia Minera Autlan S.A.B. de C.V. Series B...................................   321,463      325,018
    Compartamos S.A.B. de C.V................................................... 2,375,700    2,890,756
    Consorcio ARA S.A.B. de C.V. Series *....................................... 3,033,654      966,506
   *Consorcio Hogar S.A.B. de C.V. Series B.....................................    76,693       17,663
   *Controladora Comercial Mexicana S.A.B. de C.V. Series B..................... 1,192,525    2,529,525
  #*Corporacion GEO S.A.B. de C.V. Series B..................................... 2,338,439    3,114,699
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B...........   960,372      453,425
   *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B................     1,323          320
    Corporacion Moctezuma S.A.B. de C.V. Series *...............................   858,200    2,009,458
    Corporativo Fragua S.A.B. de C.V............................................        31          489
   *Corporativo GBM S.A.B. de C.V...............................................    26,419       12,169
   *Desarrolladora Homex S.A.B. de C.V.......................................... 1,220,443    3,411,370
   *Empaques Ponderosa S.A. de C.V. Series B....................................   206,000       14,233
   *Empresas ICA S.A.B. de C.V..................................................   796,331    1,444,601
   *Empresas ICA S.A.B. de C.V. Sponsored ADR...................................   623,989    4,511,440
   *Financiera Independencia S.A.B. de C.V......................................   215,935       86,202
   *Genomma Lab Internacional S.A.B. de C.V. Series B........................... 2,081,820    3,675,882
  #*Gruma S.A.B. de C.V. ADR....................................................    33,070      360,794
   *Gruma S.A.B. de C.V. Series B............................................... 1,253,434    3,416,982
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........................   463,300      943,605
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.....................     2,342       37,940
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.........................     8,318      321,990
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B....................   341,189    1,327,462
  #*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..........................    62,500    5,119,375
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B.....................   234,096    1,914,864
   *Grupo Cementos de Chihuahua S.A.B. de C.V...................................   822,000    2,796,489
   *Grupo Famsa S.A.B. de C.V. Series A.........................................   921,352      683,979
   #Grupo Herdez S.A.B. de C.V. Series *........................................   611,160    1,351,257
    Grupo Industrial Maseca S.A.B. de C.V. Series B.............................   578,600      719,588
   *Grupo Industrial Saltillo S.A.B. de C.V.....................................   165,900      202,504
    Grupo Kuo S.A.B. de C.V. Series B...........................................   222,767      431,820
    Grupo Nutrisa S.A.B. de C.V.................................................        88          392
   *Grupo Posadas S.A.B. de C.V. Series L.......................................   199,000      229,158
   *Grupo Qumma S.A. de C.V. Series B...........................................   105,334        1,456
  #*Grupo Simec S.A. de C.V. Series B...........................................   474,495    1,470,554
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V........    42,393       80,061
    Industrias Bachoco S.A.B. de C.V. Series B..................................   237,448      409,238

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ----------- -----------
MEXICO -- (Continued)
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR.............................       1,900 $    39,235
   *Industrias CH S.A.B. de C.V. Series B.......................................   1,191,908   5,407,802
   *Inmuebles Carso S.A.B. de C.V. Series B-1...................................     340,447     301,871
   *Megacable Holdings S.A.B. de C.V............................................     128,767     278,769
  #*Promotora y Operadora de Infraestructura S.A.B de C.V.......................     609,462   2,975,268
    Qualitas Cia de Seguros S.A. de C.V.........................................      12,200      13,487
   *Sanluis Rassini S.A.P.I. de C.V. Series A...................................       3,300          --
   *Sanluis Rassini S.A.P.I. de C.V. Series B...................................       4,642          --
   *Sanluis Rassini S.A.P.I. de C.V. Series C...................................       4,642          --
   *Savia S.A. de C.V. Series A.................................................     610,700      37,507
   *TV Azteca S.A.B. de C.V.....................................................   6,710,169   4,383,829
   *Urbi Desarrollos Urbanos S.A.B. de C.V......................................   2,221,591   2,334,846
   *Vitro S.A.B. de C.V. Series A...............................................     736,702     981,538
                                                                                             -----------
TOTAL MEXICO....................................................................              85,892,199
                                                                                             -----------
PHILIPPINES -- (2.2%)
    A. Soriano Corp.............................................................   3,430,211     402,585
    Aboitiz Equity Ventures, Inc................................................   2,640,900   3,181,390
    Alaska Milk Corp............................................................   1,404,000     785,506
    Alsons Consolidated Resources, Inc..........................................   3,263,000     108,959
   *Atlas Consolidated Mining & Development Corp................................   2,598,700   1,193,479
   *Belle Corp..................................................................  15,939,000   1,822,071
   *Cebu Air, Inc...............................................................     712,830   1,178,393
    Cebu Holdings, Inc..........................................................   2,384,000     469,880
    China Banking Corp..........................................................      25,327     311,498
   *Empire East Land Holdings, Inc..............................................   8,473,000     160,206
    Energy Development Corp.....................................................     658,500      91,783
   *Filinvest Development Corp..................................................  13,970,922   1,604,803
    Filinvest Land, Inc.........................................................  72,127,577   2,303,679
   *First Gen Corp..............................................................   4,254,100   1,421,645
    First Philippines Holdings Corp.............................................   1,527,600   2,310,980
    Ginebra San Miguel, Inc.....................................................     999,000     532,257
   *Global Estate Resorts, Inc..................................................   5,471,000     249,255
    House of Investments, Inc...................................................     692,000      75,279
   *International Container Terminal Services, Inc..............................   1,362,790   2,186,727
   *Ionics, Inc.................................................................     100,825       3,727
    Jollibee Foods Corp.........................................................   1,164,020   3,085,187
   *Lepanto Consolidated Mining Co. Series B....................................  19,103,000     692,074
    Lopez Holdings Corp.........................................................   7,924,200   1,074,930
    Macroasia Corp..............................................................     447,500      32,775
   *Manila Mining Corp. Series B................................................ 144,762,500     260,212
    Manila Water Co., Inc.......................................................   2,838,200   1,659,929
    Megaworld Corp..............................................................  42,309,000   2,163,574
   *Metro Pacific Corp. Series A................................................   1,827,193      90,018
    Metro Pacific Investments Corp..............................................  39,062,000   4,139,852
   *Paxys, Inc..................................................................     324,280      21,663
   *Pepsi-Cola Products Philippines, Inc........................................   3,047,000     203,025
   *Philippine Bank of Communications...........................................      14,726      26,913
   *Philippine National Bank....................................................   1,243,335   2,209,336
   *Philippine National Construction Corp.......................................     173,000      20,078
    Philippine Savings Bank.....................................................     356,863     685,514
    Philippine Stock Exchange, Inc..............................................      77,430     677,032
   *Philippine Townships, Inc...................................................     318,732      35,859
   *Philodrill Corp............................................................. 145,030,000     204,296
    PhilWeb Corp................................................................   1,898,640     764,435
   *Phinma Corp.................................................................     135,549      38,460
    RFM Corp....................................................................   8,590,268     573,814
    Rizal Commercial Banking Corp...............................................   1,126,100   1,168,521
    Robinson's Land Corp. Series B..............................................   7,630,305   3,119,526
    Security Bank Corp..........................................................     876,860   2,958,887
    Semirara Mining Corp........................................................     403,170   2,396,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- -----------
PHILIPPINES -- (Continued)
    Shang Properties, Inc.......................................................  1,759,970 $   108,161
    SM Development Corp......................................................... 15,971,197   2,646,141
    Southeast Asia Cement Holdings, Inc.........................................  6,215,000     258,474
    Union Bank of Philippines...................................................    512,270   1,294,597
   *Universal Rightfield Property Holdings, Inc.................................  1,062,000         704
    Universal Robina Corp.......................................................  3,594,015   5,521,960
   *Victorias Milling Co., Inc..................................................    139,680       2,879
    Vista Land & Lifescapes, Inc................................................ 10,396,000   1,069,514
   *Yehey! Corp.................................................................     29,670          --
                                                                                            -----------
TOTAL PHILIPPINES...............................................................             59,599,064
                                                                                            -----------
POLAND -- (1.8%)
    Agora SA....................................................................    183,251     691,709
   *Alchemia SA.................................................................    180,367     274,808
    Amica Wronki SA.............................................................     12,603     195,343
   *AmRest Holdings SE..........................................................     43,001     955,621
    Apator SA...................................................................     38,625     294,034
    Asseco Poland SA............................................................    276,919   4,122,257
    ATM SA......................................................................     57,593     158,847
   *Bioton SA................................................................... 10,026,087     253,781
   *Boryszew SA.................................................................  5,294,636   1,177,889
    Budimex SA..................................................................     47,360   1,191,021
   *CD Projekt Red SA...........................................................    477,157     842,286
   *Ciech SA....................................................................    175,215     956,124
   *Cinema City International NV................................................     38,628     364,107
   *City Interactive SA.........................................................     25,647     228,181
   *Colian SA...................................................................     27,093      20,043
   *ComArch SA..................................................................      1,416      27,897
    Debica SA...................................................................     29,862     491,046
    Decora SA...................................................................      2,174       6,402
    Dom Development SA..........................................................      4,673      53,854
   *Dom Maklerski IDM SA........................................................  1,095,183     657,018
    Elektrobudowa SA............................................................      8,568     302,324
    Emperia Holding SA..........................................................     43,659   1,512,719
   *Energomontaz Poludnie SA....................................................     21,610      12,327
    Eurocash SA.................................................................    223,804   2,732,105
    Fabryki Mebli Forte SA......................................................     48,823     182,747
    Famur SA....................................................................    212,314     248,404
   *Farmacol SA.................................................................     50,868     343,239
   *Getin Holding SA............................................................  1,271,560     923,632
    Grupa Kety SA...............................................................     39,026   1,480,775
   *Grupa Lotos SA..............................................................    291,753   2,621,821
   *Hawe SA.....................................................................    267,688     423,704
    Impexmetal SA...............................................................    509,013     638,211
   *Inter Cars SA...............................................................     14,304     453,503
   *Koelner SA..................................................................      1,250       5,191
   *Kopex SA....................................................................    131,250     801,403
    Kredyt Bank SA..............................................................    177,872     768,370
   *LC Corp. SA.................................................................      9,839       4,560
   *LPP SA......................................................................      2,011   1,812,970
   *Lubelski Wegiel Bogdanka SA.................................................    112,740   4,544,950
   *MCI Management SA...........................................................      6,070       9,156
   *MNI SA......................................................................     55,748      41,028
    Mostostal Warszawa SA.......................................................     37,200     154,893
   *Netia Holdings SA...........................................................  1,311,613   2,513,153
    NFI Empik Media & Fashion SA................................................    106,499     351,809
    NG2 SA......................................................................     47,982     881,662
   *Orbis SA....................................................................    130,535   1,583,062
    PBG SA......................................................................     30,164     242,954
    Pelion SA...................................................................     34,417     327,592
   *Petrolinvest SA.............................................................    295,002     176,654

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- -----------
POLAND -- (Continued)
   *Pfleiderer Grajewo SA.......................................................      5,728 $    25,291
   *Pol-Aqua SA.................................................................      6,749      12,460
    Polimex-Mostostal SA........................................................  2,699,832     874,200
   *Polish Energy Partners SA...................................................     40,261     287,450
    Polnord SA..................................................................     57,282     257,244
   *Polska Grupa Odlewnicza SA..................................................     41,462      25,431
   *Polski Koncern Miesny Duda SA...............................................    918,418     195,411
   *PZ Cormay SA................................................................     90,726     378,599
    Qumak-Sekom SA..............................................................      1,656       6,301
    Raciborska Fabryka Kotlow SA................................................    234,071     718,244
   *Rovese SA...................................................................    401,746     535,899
   *Stalexport SA...............................................................    109,683      40,021
    Stalprodukt SA..............................................................      8,713     605,714
   *Sygnity SA..................................................................     46,479     331,485
    Synthos SA..................................................................    898,855   1,737,148
   *Trakcja-Tiltra SA...........................................................    168,011      56,097
    TVN SA......................................................................    529,324   1,610,504
   *Warsaw Stock Exchange SA....................................................     63,077     772,252
    Zaklady Azotowe Pulawy SA...................................................     26,539     808,155
   *Zaklady Azotowe w Tarnowie-Moscicach SA.....................................     98,214   1,051,845
   *Zaklady Chemiczne Police SA.................................................     16,364      48,332
   *Zaklady Lentex SA...........................................................    121,070     180,622
    Zaklady Tluszcowe Kruszwica SA..............................................      9,641     145,711
   *Zamet Industry SA...........................................................     41,462      23,379
    Zelmer SA...................................................................      4,811      49,461
                                                                                            -----------
TOTAL POLAND....................................................................             49,834,442
                                                                                            -----------
SOUTH AFRICA -- (8.2%)
    Acucap Properties, Ltd......................................................    184,773     958,857
    Adcock Ingram Holdings, Ltd.................................................    611,965   4,813,443
    Adcorp Holdings, Ltd........................................................    225,072     783,043
    Advtech, Ltd................................................................  1,082,602     879,163
    AECI, Ltd...................................................................    495,730   5,678,651
    Afgri, Ltd..................................................................  1,149,967     887,847
    African Oxygen, Ltd.........................................................    543,203   1,336,918
   *AG Industries, Ltd.......................................................... 32,496,618      83,610
    Allied Electronics Corp., Ltd...............................................    165,548     528,389
    Allied Technologies, Ltd....................................................    135,509     955,795
   *Amalgamated Appliance Holdings, Ltd.........................................     10,795       4,850
    Argent Industrial, Ltd......................................................     37,236      36,163
    Astral Foods, Ltd...........................................................    183,152   2,903,178
    Aveng, Ltd..................................................................  1,789,905   9,123,898
    AVI, Ltd....................................................................  1,114,620   6,884,241
    Avusa, Ltd..................................................................    404,845   1,057,351
    Barloworld, Ltd.............................................................    188,937   2,354,650
    Basil Read Holdings, Ltd....................................................    166,980     326,386
   *Bell Equipment, Ltd.........................................................    158,539     465,060
    Blue Label Telecoms, Ltd....................................................  1,422,700   1,245,515
   *Brait SE....................................................................    641,533   2,010,953
    Business Connexion Group, Ltd...............................................  1,292,894     782,193
   *Business Connexion Group, Ltd. Series A.....................................     12,292       1,028
    Capitec Bank Holdings, Ltd..................................................    166,986   4,769,427
    Cashbuild, Ltd..............................................................     82,589   1,391,792
    Caxton & CTP Publishers & Printers, Ltd.....................................     24,227      45,964
    Ceramic Industries, Ltd.....................................................     31,493     466,741
    Cipla Medpro South Africa, Ltd..............................................  1,573,082   1,479,253
    City Lodge Hotels, Ltd......................................................    164,762   1,806,113
    Clicks Group, Ltd...........................................................  1,119,781   6,751,531
    Clover Industries, Ltd......................................................     59,054     115,539
    Coronation Fund Managers, Ltd...............................................  1,032,797   3,886,619
   *Corpgro, Ltd................................................................    241,136          --

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
SOUTH AFRICA -- (Continued)
   *Cullinan Holdings, Ltd......................................................   434,430 $   47,504
    Data Tec, Ltd...............................................................   737,043  4,325,474
    Datacentrix Holdings, Ltd...................................................   401,999    255,390
   *Delta EMD, Ltd..............................................................    70,797     63,272
    Distell Group, Ltd..........................................................   283,884  3,103,856
   *Distribution & Warehousing Network, Ltd.....................................   258,997    204,762
   *Dorbyl, Ltd.................................................................   184,041     28,424
   #DRDGOLD, Ltd................................................................ 1,507,410  1,026,339
    ElementOne, Ltd.............................................................   325,845    429,662
    EOH Holdings, Ltd...........................................................   361,093  1,524,396
    Eqstra Holdings, Ltd........................................................   618,367    571,419
   *Esorfranki, Ltd.............................................................    11,884      2,263
   *Evraz Highveld Steel & Vanadium, Ltd........................................   147,791    595,314
    Famous Brands, Ltd..........................................................   159,971  1,101,975
    Foschini Group, Ltd. (The)..................................................    18,960    314,152
   *Gijima Group, Ltd........................................................... 2,805,267    170,067
    Grindrod, Ltd............................................................... 1,809,468  3,622,225
    Group Five, Ltd.............................................................   402,007  1,522,159
    Hudaco Industries, Ltd......................................................   127,965  1,766,165
   *Hulamin, Ltd................................................................   323,882    294,486
    Iliad Africa, Ltd...........................................................   300,748    212,135
    Illovo Sugar, Ltd...........................................................   938,436  3,035,850
   *JCI, Ltd.................................................................... 3,131,151         --
    JD Group, Ltd...............................................................   983,807  6,189,984
    JSE, Ltd....................................................................   359,751  3,827,664
    Kagiso Media, Ltd...........................................................   116,149    289,735
    Kap International Holdings, Ltd............................................. 1,834,945    850,990
    Lewis Group, Ltd............................................................   412,003  4,002,237
    Life Healthcare Group Holdings, Ltd.........................................    41,703    143,385
   *Litha Healthcare Group, Ltd.................................................    46,892     20,739
   *m Cubed Holdings, Ltd.......................................................   385,000         --
    Mediclinic International, Ltd...............................................   736,504  3,723,028
   *Merafe Resources, Ltd....................................................... 5,606,346    634,416
    Metair Investments, Ltd.....................................................   326,004  1,128,767
    MMI Holdings, Ltd...........................................................     1,886      4,259
    Mr. Price Group, Ltd........................................................   535,957  7,209,065
   *Murray & Roberts Holdings, Ltd.............................................. 2,030,019  7,453,617
    Mustek, Ltd.................................................................   784,364    640,340
   *Mvelaphanda Group, Ltd......................................................   607,754    269,507
    Mvelaserve, Ltd.............................................................   144,333    213,394
    Nampak, Ltd................................................................. 2,360,530  6,840,454
    Network Healthcare Holdings, Ltd............................................ 1,224,386  2,214,754
    Northam Platinum, Ltd.......................................................   913,751  3,952,735
    Nu-World Holdings, Ltd......................................................    28,894     63,831
    Oceana Group, Ltd...........................................................   235,042  1,360,156
    Omnia Holdings, Ltd.........................................................   182,397  2,297,972
    Palabora Mining Co., Ltd....................................................    78,865  1,580,703
    Peregrine Holdings, Ltd.....................................................   595,801    851,060
    Petmin, Ltd................................................................. 1,048,510    423,682
    Pinnacle Technology Holdings, Ltd...........................................   535,289  1,095,765
    Pioneer Foods, Ltd..........................................................   284,433  2,192,780
    Pretoria Portland Cement Co., Ltd........................................... 2,197,019  8,739,079
   #PSG Group, Ltd..............................................................   742,484  5,648,609
    Rainbow Chicken, Ltd........................................................   121,903    233,200
    Raubex Group, Ltd...........................................................   370,437    684,690
    Resilient Property Income Fund, Ltd.........................................   895,647  4,540,431
    Reunert, Ltd................................................................   796,596  7,376,755
   *Royal Bafokeng Platinum, Ltd................................................   118,708    925,477
    Santam, Ltd.................................................................   126,274  2,796,763
  #*Sappi, Ltd.................................................................. 2,011,862  7,299,674
   *SecureData Holdings, Ltd....................................................   238,359     16,098

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
SOUTH AFRICA -- (Continued)
   *Sentula Mining, Ltd......................................................... 1,271,481 $    371,916
    Spar Group, Ltd. (The)......................................................   622,477    9,735,654
    Spur Corp., Ltd.............................................................   396,741      842,470
    Stefanutti Stocks Holdings, Ltd.............................................   360,330      507,275
    Sun International, Ltd......................................................   339,258    3,583,192
   *Super Group, Ltd............................................................ 1,642,193    3,103,780
    Telkom South Africa, Ltd....................................................   853,473    2,639,782
    Tongaat-Hulett, Ltd.........................................................   629,016    8,491,680
   *Trans Hex Group, Ltd........................................................   121,349       46,612
    Trencor, Ltd................................................................   307,844    1,784,997
   *Tsogo Sun Holdings, Ltd.....................................................   337,793      812,539
    Value Group, Ltd............................................................   363,719      246,164
    Vukile Property Fund, Ltd...................................................    85,171      170,593
   *Wesizwe Platinum, Ltd.......................................................   188,468       26,447
    Wilson Bayly Holme-Ovcon, Ltd...............................................   236,941    4,145,429
    Woolworths Holdings, Ltd....................................................   430,246    2,698,689
    Zeder Investments, Ltd...................................................... 1,193,278      427,681
                                                                                           ------------
TOTAL SOUTH AFRICA..............................................................            226,402,145
                                                                                           ------------
SOUTH KOREA -- (13.8%)
    Aekyung Petrochemical Co., Ltd..............................................    14,557      315,257
   #Amorepacific Group..........................................................    11,881    2,986,300
   #Asia Cement Manufacturing Co., Ltd..........................................    11,546      493,930
    Asia Paper Manufacturing Co., Ltd...........................................     8,190       77,296
   *Asiana Airlines, Inc........................................................   403,300    2,275,138
  #*AUK Corp....................................................................   199,140      467,078
    Baek Kwang Mineral Products Co., Ltd........................................     1,860       31,998
   *Basic House Co., Ltd. (The).................................................    33,590      473,196
    Bing Grae Co., Ltd..........................................................    21,024    1,208,495
   *BNG Steel Co., Ltd..........................................................    36,840      400,435
   *Bongshin Co., Ltd...........................................................       450           52
   *Boo Kook Securities Co., Ltd................................................     7,410      111,656
   #Boryung Pharmaceutical Co., Ltd.............................................    12,336      143,450
   *Brain Technology Industries Co., Ltd........................................    86,850      161,065
    BS Financial Group, Inc.....................................................   567,620    5,812,288
   #Bu Kwang Pharmaceutical Co., Ltd............................................    69,715      715,579
    BYC Co., Ltd................................................................       710      119,521
   *Byuck San Corp..............................................................     9,700      203,849
   #Capro Corp..................................................................   112,810    1,947,186
    Charm Engineering Co., Ltd..................................................    99,540      217,142
    Cheil Worldwide, Inc........................................................   380,705    6,606,016
  #*Chin Hung International, Inc................................................    94,667      103,898
    China Ocean Resources Co., Ltd..............................................   146,110      548,295
    Cho Kwang Leather Co., Ltd..................................................    10,640      134,098
   #*Cho Kwang Paint Co., Ltd...................................................    20,140      151,952
    Choil Aluminum Manufacturing Co., Ltd.......................................     7,700       88,574
   #Chong Kun Dang Pharmaceutical Corp..........................................    41,372      579,205
    Choongwae Holdings Co., Ltd.................................................   112,194      239,719
    Chosun Refractories Co., Ltd................................................     2,777      150,920
    CJ CGV Co., Ltd.............................................................    51,840    1,215,416
    CJ Corp.....................................................................    63,673    4,388,961
  #*CJ Korea Express Corp.......................................................    28,793    1,984,129
   *CJ Seafood Corp.............................................................    60,610      139,657
   #Cosmax, Inc.................................................................    42,190      687,664
  #*CosmoAM&T Co., Ltd..........................................................    22,910      103,332
   *Cosmochemical Co., Ltd......................................................    42,160      429,250
    Crown Confectionery Co., Ltd................................................     2,794      394,235
    Dae Dong Industrial Co., Ltd................................................    31,970      146,953
   #Dae Han Flour Mills Co., Ltd................................................     4,329      501,127
   *Dae Ho Corp.................................................................       543           62
   #Dae Won Kang Up Co., Ltd....................................................    98,414      542,625

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
SOUTH KOREA -- (Continued)
   *Daechang Co., Ltd........................................................... 256,350 $  281,708
   #Daeduck Electronics Co., Ltd................................................ 130,727  1,333,595
    Daeduck Industries Co., Ltd.................................................  86,996    965,673
   *Daegu Department Store Co., Ltd.............................................  29,120    344,503
    Daehan Steel Co., Ltd.......................................................  48,180    306,038
    Daehan Synthetic Fiber Co., Ltd.............................................   1,639     95,466
    Dae-Il Corp.................................................................  44,720    246,164
    Daekyo Co., Ltd.............................................................  72,780    384,392
  #*Daekyung Machinery & Engineering Co., Ltd...................................  37,500     72,361
    Daelim Trading Co., Ltd.....................................................  17,730     63,989
    Daesang Corp................................................................  84,240  1,352,739
    Daesang Holdings Co., Ltd...................................................  49,362    189,138
    Daesung Group Partners Co., Ltd.............................................   1,411     52,202
    Daesung Holdings Co., Ltd...................................................  22,764    126,533
   *Daesung Industrial Co., Ltd.................................................   7,170    132,395
   #Daewoo International Corp...................................................  23,750    685,598
   *Daewoo Securities Co., Ltd..................................................   3,311     33,305
    Daewoong Co., Ltd...........................................................   6,742     87,143
  #*Daewoong Pharmaceutical Co., Ltd............................................  16,766    369,252
    Dahaam E-Tec Co., Ltd.......................................................   2,100     33,546
   *Daishin Securities Co., Ltd................................................. 179,830  1,550,825
   #Daou Technology, Inc........................................................ 113,060  1,123,720
   *Dayou Automotive Seat Technology Co., Ltd................................... 158,250    276,908
    DGB Financial Group, Inc.................................................... 507,673  5,909,426
   #Digital Power Communications Co., Ltd.......................................  50,540     74,427
    Dong Ah Tire Industrial Co., Ltd............................................  23,935    236,147
    Dong IL Rubber Belt Co., Ltd................................................  41,180    255,602
   *Dong Yang Gang Chul Co., Ltd................................................ 135,820    282,018
   #Dong-A Pharmaceutical Co., Ltd..............................................  31,865  2,084,611
   *Dong-Ah Geological Engineering Co., Ltd.....................................  20,410    183,724
   #Dongaone Co., Ltd...........................................................  97,470    257,708
    Dongbang Agro Co., Ltd......................................................  19,470    113,951
    Dongbang Transport Logistics Co., Ltd.......................................  79,520    451,272
   *Dongbu Corp.................................................................  37,740    147,676
  #*Dongbu HiTek Co., Ltd....................................................... 102,173    722,129
   *Dongbu Insurance Co., Ltd...................................................  97,230  3,872,159
   *Dongbu Securities Co., Ltd.................................................. 101,481    404,238
  #*Dongbu Steel Co., Ltd....................................................... 106,246    523,814
    Dong-Il Corp................................................................   4,283    191,822
    Dongil Industries Co., Ltd..................................................   4,963    234,993
    Dongil Paper Manufacturing Co., Ltd.........................................   6,080      9,311
   #Dongkuk Steel Mill Co., Ltd................................................. 166,510  2,574,465
   *Dongsung Holdings Co., Ltd..................................................  55,550    191,942
   #Dongwha Pharm Co., Ltd......................................................  66,250    284,768
   #Dongwon F&B Co., Ltd........................................................   4,940    299,511
    Dongwon Industries Co., Ltd.................................................   4,660    755,522
  #*Dongwon Systems Corp........................................................ 160,867    176,954
   #Dongyang Mechatronics Corp..................................................  99,241  1,192,932
  #*Doosan Construction & Engineering Co., Ltd.................................. 130,020    363,776
  #*Doosan Infracore Co., Ltd...................................................  15,300    283,807
   *DuzonBIzon Co., Ltd.........................................................  83,210    505,554
   #E1 Corp.....................................................................  10,501    456,295
   *Eagon Industrial Co., Ltd...................................................   2,410     11,464
   *Eugene Investment & Securities Co., Ltd..................................... 218,823    621,638
   #F&F Co., Ltd................................................................  26,050    160,989
    Fila Korea, Ltd.............................................................  35,808  2,548,172
   *Foosung Co., Ltd............................................................ 208,179  1,130,314
    Fursys, Inc.................................................................  14,315    387,298
    Gaon Cable Co., Ltd.........................................................   1,664     29,287
    GIIR, Inc...................................................................  10,990     80,092
    Global & Yuasa Battery Co., Ltd.............................................  24,460    981,161

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Grand Korea Leisure Co., Ltd................................................  76,840 $1,607,061
    Green Cross Corp............................................................  20,361  2,406,279
    Green Cross Holdings Corp...................................................  78,800    896,017
   *Green Non-Life Insurance Co., Ltd...........................................  22,357     32,294
   #GS Global Corp..............................................................  48,986    527,361
    Gwangju Shinsegae Co., Ltd..................................................   2,480    470,209
    Halla Climate Control Corp.................................................. 153,990  3,114,334
   #Halla Engineering & Construction Corp.......................................  74,642    764,493
   #Han Kuk Carbon Co., Ltd.....................................................  85,143    421,835
   *Han Yang Securities Co., Ltd................................................  16,540     97,422
   *Hanall Biopharma Co., Ltd...................................................  95,838    734,920
    Handok Pharmaceuticals Co., Ltd.............................................  13,730    150,396
    Handsome Co., Ltd...........................................................  59,419  1,999,416
    Hanil Cement Co., Ltd.......................................................  15,744    624,775
   #Hanil E-Wha Co., Ltd........................................................  97,050    810,024
   *Hanjin Heavy Industries & Construction Co., Ltd............................. 152,814  2,244,538
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd....................  48,050    328,374
   *Hanjin Shipping Co., Ltd.................................................... 355,308  4,848,968
   *Hanjin Shipping Holdings Co., Ltd...........................................  45,364    287,898
   #Hanjin Transportation Co., Ltd..............................................  37,411    629,949
   *Hankook Cosmetics Manufacturing Co., Ltd....................................   2,730      8,812
   #Hankook Shell Oil Co., Ltd..................................................   2,680    510,887
   *Hankook Synthetics, Inc.....................................................     550         46
    Hankuk Glass Industries, Inc................................................  11,460    237,783
   *Hanmi Holdings Co., Ltd.....................................................   3,517     58,818
   *Hanmi Pharm Co., Ltd........................................................  23,028  1,222,325
    Hanmi Semiconductor Co., Ltd................................................  44,760    229,512
    Hansae Co., Ltd.............................................................  15,016    116,155
    Hansae Yes24 Holdings Co., Ltd..............................................  36,870    297,361
    Hanshin Construction Co., Ltd...............................................   8,500     64,475
  #*Hanshin Development & Power Co., Ltd........................................  59,490    274,770
   #Hansol Chemical Co., Ltd....................................................  34,680    541,093
   #Hansol CSN Co., Ltd......................................................... 183,860    219,508
   #Hansol Paper Co., Ltd....................................................... 164,590  1,114,480
  #*Hansol Technics Co., Ltd....................................................  43,911    790,441
   #Hanssem Co., Ltd............................................................  35,780    699,461
    Hanwha Corp................................................................. 148,570  3,785,842
   *Hanwha General Insurance Co., Ltd...........................................  69,178    394,360
   *Hanwha Securities Co., Ltd.................................................. 235,281    930,497
    Hanwha Timeworld Co., Ltd...................................................   8,190    140,107
   *Heung-A Shipping Co., Ltd................................................... 276,430    210,763
   *Heungkuk Fire & Marine Insurance Co., Ltd...................................  74,867    325,014
    Hite Holdings Co., Ltd......................................................  26,810    248,990
    Hite Jinro Co., Ltd......................................................... 133,008  2,874,222
   *HMC Investment Securities Co., Ltd..........................................  74,980    880,950
   #Hotel Shilla Co., Ltd....................................................... 137,488  6,412,780
    HS R&A Co., Ltd.............................................................   1,420     18,779
   #Huchems Fine Chemical Corp.................................................. 102,428  2,041,446
   #Husteel Co., Ltd............................................................  16,080    345,527
   *Hwa Sung Industrial Co., Ltd................................................   5,380     14,570
    Hwacheon Machine Tool Co., Ltd..............................................   4,979    226,280
    Hwashin Co., Ltd............................................................  85,740    809,572
    Hyosung Corp................................................................ 102,462  5,215,039
   #Hyundai Corp................................................................  44,841    914,731
   #Hyundai Development Co...................................................... 247,240  5,175,436
    Hyundai Elevator Co., Ltd...................................................  16,296  1,444,049
    Hyundai Engineering Plastics Co., Ltd.......................................  68,490    338,736
   #Hyundai Greenfood Co., Ltd.................................................. 187,160  2,626,332
    Hyundai Home Shopping Network Corp..........................................  27,099  3,289,857
   #Hyundai Hysco Co., Ltd...................................................... 105,208  3,696,762
    Hyundai Marine & Fire Insurance Co., Ltd.................................... 258,860  6,616,965

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Hyundai Mipo Dockyard Co., Ltd..............................................   2,711 $  292,241
   *Hyundai Securities Co., Ltd................................................. 500,980  4,100,644
  #*IHQ, Inc.................................................................... 117,640    266,658
    Il Dong Pharmaceutical Co., Ltd.............................................  39,675    229,433
   *Il Yang Pharmaceutical Co., Ltd.............................................  51,638  1,108,300
    Iljin Diamond Co., Ltd......................................................  18,980    133,295
   #Iljin Display Co., Ltd......................................................  54,508    577,258
    Iljin Electric Co., Ltd.....................................................  80,209    340,168
    Iljin Holdings Co., Ltd.....................................................  11,272     19,264
    Ilshin Spinning Co., Ltd....................................................   5,058    356,915
    Ilsung Pharmaceutical Co., Ltd..............................................   2,864    221,948
    iMarketKorea, Inc...........................................................  63,160  1,098,589
   #IS Dongseo Co., Ltd.........................................................  35,792    350,337
   #ISU Chemical Co., Ltd.......................................................  41,810    918,486
   #IsuPetasys Co., Ltd......................................................... 113,120    512,000
   #Jahwa Electronics Co., Ltd..................................................  36,390    336,834
    Jeil Pharmaceutical Co......................................................  23,340    340,480
   #Jeonbuk Bank, Ltd........................................................... 227,499    951,066
   *Jinheung Savings Bank.......................................................  31,869     65,975
   *JS Cable Co., Ltd...........................................................      10         62
   #JW Pharmaceutical Corp......................................................  29,027    343,698
   *KC Cottrell Co., Ltd........................................................  10,480    142,104
   #KC Tech Co., Ltd............................................................  76,082    315,014
    KCC Corp....................................................................  11,863  3,033,630
   *KCO Energy, Inc.............................................................     120        531
   #Keangnam Enterprises, Ltd...................................................  39,653    281,346
   *KEC Corp.................................................................... 175,680    111,457
    KEPCO Engineering & Construction Co., Inc...................................  30,678  1,856,030
   *KEPCO Plant Service & Engineering Co., Ltd..................................  36,128  1,328,659
   #Keyang Electric Machinery Co., Ltd..........................................  66,240    166,028
    KISCO Corp..................................................................  14,960    323,690
    KISCO Holdings Co., Ltd.....................................................   2,292     74,811
   *Kishin Corp.................................................................  49,420    227,600
    KISWIRE, Ltd................................................................  21,229    683,321
   *Kiwoom Securities Co., Ltd..................................................  41,943  2,487,680
   *Kolao Holdings..............................................................  48,970    543,447
    Kolon Corp..................................................................  16,719    344,797
   #Kolon Global Corp........................................................... 165,790    826,477
    Kolon Industries, Inc.......................................................  74,646  4,116,583
    Ko-one Energy Service.......................................................  11,541    293,010
   *Korea Cast Iron Pipe Co., Ltd...............................................  29,810     97,588
  #*Korea Circuit Co., Ltd......................................................  33,450    326,406
    Korea Cottrell Co., Ltd.....................................................  30,614     64,313
   *Korea Development Co., Ltd..................................................   4,730      7,666
   *Korea Development Leasing Corp..............................................   8,007    159,298
    Korea Electric Terminal Co., Ltd............................................  24,200    476,021
    Korea Export Packing Industries Co., Ltd....................................   3,990     42,700
    Korea Gas Corp..............................................................  96,530  3,757,862
   *Korea Investment Holdings Co., Ltd.......................................... 161,460  5,539,689
  #*Korea Kolmar Co., Ltd.......................................................  87,397    703,142
  #*Korea Line Corp.............................................................   2,147     35,283
    Korea Petrochemical Industrial Co., Ltd.....................................  11,082    828,589
   *Korea Reinsurance Co., Ltd.................................................. 326,897  3,948,025
   *Korea Savings Bank..........................................................   5,519     14,999
    Korea United Pharm, Inc.....................................................  27,470    122,637
   #Korean Air Terminal Service Co., Ltd........................................   5,490    153,647
   #KP Chemical Corp............................................................ 209,271  2,645,549
    KPX Chemical Co., Ltd.......................................................   4,827    220,794
   #KPX Fine Chemical Co., Ltd..................................................   3,376     96,044
    KPX Holdings Corp...........................................................   2,597     99,196
   *KTB Investment & Securities Co., Ltd........................................ 219,830    420,674

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
SOUTH KOREA -- (Continued)
   #Kukdo Chemical Co., Ltd.....................................................    14,172 $  602,954
    Kumho Electric Co., Ltd.....................................................    15,410    276,638
   *Kumho Industrial Co., Ltd...................................................    10,815     61,220
   *Kumho Investment Bank.......................................................   109,170     71,347
   *Kumho Tire Co., Inc.........................................................   157,699  1,952,571
    Kumkang Industrial Co., Ltd.................................................     1,730     16,976
    Kunsul Chemical Industrial Co., Ltd.........................................     8,190    108,883
   #Kwang Dong Pharmaceutical Co., Ltd..........................................   161,360    571,922
  #*Kwang Myung Electric Engineering Co., Ltd...................................   147,560    347,389
    Kyeryong Construction Industrial Co., Ltd...................................    18,460    213,620
   *Kyobo Securities Co., Ltd...................................................    75,520    332,565
   #Kyung Dong Navien Co., Ltd..................................................     8,700     59,435
   *Kyungbang Co., Ltd..........................................................     1,150     99,814
    Kyungdong City Gas Co., Ltd.................................................     7,685    375,220
   #Kyung-In Synthetic Corp.....................................................    58,490    139,410
    Kyungnam Energy Co., Ltd....................................................    43,020    138,265
    LG Fashion Corp.............................................................    75,925  2,520,113
    LG Hausys, Ltd..............................................................    29,255  1,670,583
   *LG Innotek Co., Ltd.........................................................    38,779  2,771,499
    LG International Corp.......................................................   116,661  4,756,427
  #*LG Life Sciences, Ltd.......................................................    51,795  1,399,369
    LG Uplus Corp............................................................... 1,012,830  5,001,141
    LIG Insurance Co., Ltd......................................................   153,290  3,174,337
    Livart Furniture Co., Ltd...................................................    16,850     97,029
   #Lotte Chilsung Beverage Co., Ltd............................................     2,549  2,874,409
    Lotte Confectionary Co., Ltd................................................     2,711  4,096,877
   #Lotte Midopa Co., Ltd.......................................................    73,740    930,976
   *Lotte Non-Life Insurance Co., Ltd...........................................    56,430    286,232
   #Lotte Sam Kang Co., Ltd.....................................................     3,138  1,338,487
   #LS Corp.....................................................................    75,376  5,021,963
   #LS Industrial Systems Co., Ltd..............................................    60,200  3,062,684
    Macquarie Korea Infrastructure Fund......................................... 1,232,751  6,039,827
   *Mando Corp..................................................................    52,791  8,407,030
    Manho Rope & Wire Co., Ltd..................................................     3,950     53,501
   *Meritz Financial Holdings Co., Ltd..........................................    37,832     90,216
    Meritz Fire Marine Insurance Co., Ltd.......................................   228,355  2,353,534
   *Meritz Securities Co., Ltd..................................................   784,295    545,991
    Mi Chang Oil Industrial Co., Ltd............................................       981     40,991
   *Mirae Asset Securities Co., Ltd.............................................    92,334  2,804,613
   *Miwon Chemicals Co., Ltd....................................................     1,890     38,258
    Miwon Commercial Co., Ltd...................................................       702     60,987
   *Miwon Specialty Chemical Co., Ltd...........................................       448     59,707
  #*Monalisa Co., Ltd...........................................................    17,700     45,393
   *MonAmi Co., Ltd.............................................................    26,170     86,861
   #Moorim P&P Co., Ltd.........................................................   130,570    553,191
    Moorim Paper Co., Ltd.......................................................    10,786     24,924
    Motonic Corp................................................................    36,770    249,286
   #Namhae Chemical Corp........................................................   101,184    828,027
  #*Namsun Aluminum Co., Ltd....................................................    42,480     24,505
    Namyang Dairy Products Co., Ltd.............................................     1,390    798,959
   #National Plastic Co.........................................................    56,060    122,113
    Nexen Corp..................................................................    33,168  1,573,580
   *NH Investment & Securities Co., Ltd.........................................   123,960    580,182
    NICE Holdings Co., Ltd......................................................       311     13,825
    NICE Information Service Co., Ltd...........................................        97      2,193
    NK Co., Ltd.................................................................    72,850    285,801
   #Nong Shim Holdings Co., Ltd.................................................     6,132    277,756
    NongShim Co., Ltd...........................................................    11,892  2,378,305
    Noroo Holdings Co., Ltd.....................................................     6,715     42,376
    NOROO Paint & Coatings Co., Ltd.............................................    14,277     39,706
   *Orientbio, Inc..............................................................   176,570    107,735

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 SHARES   VALUE++
                                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    ORION Corp..................................................................   7,607 $6,024,751
    Ottogi Corp.................................................................   4,851    711,496
    Pacific Pharmaceutical Co., Ltd.............................................   1,610     30,015
   *Paik Kwang Industrial Co., Ltd..............................................   1,130     44,395
  #*PaperCorea, Inc............................................................. 147,900     94,028
   *Pharmicell Co., Ltd.........................................................  74,800    369,177
    Poongsan Corp...............................................................  86,191  2,267,456
    Poongsan Holdings Corp......................................................  12,277    260,380
    POSCO Coated & Color Steel Co., Ltd.........................................   6,320     96,766
    Pulmuone Co., Ltd...........................................................   3,026    107,249
    Pusan City Gas Co., Ltd.....................................................  20,750    335,642
   *RNL BIO Co., Ltd............................................................ 336,490  1,251,395
   *S&T Corp....................................................................   5,003     81,075
    S&T Dynamics Co., Ltd....................................................... 104,352  1,254,579
   #S&T Holdings Co., Ltd.......................................................  30,108    300,852
   #S&T Motiv Co., Ltd..........................................................  25,010    592,345
   *S&T Motors Co., Ltd......................................................... 287,350    179,479
    S1 Corp.....................................................................  68,527  3,421,619
  #*Saehan Industries, Inc...................................................... 978,350    673,159
    Saeron Automotive Corp......................................................  17,000     72,962
   #Sajo Industries Co., Ltd....................................................   8,800    369,560
    Sajodaerim Corp.............................................................   5,320     70,492
   #Sam Jin Pharmaceutical Co., Ltd.............................................  38,176    291,330
   #Sam Kwang Glass Industrial Co., Ltd.........................................  10,449    467,315
    Sam Lip General Foods Co., Ltd..............................................   9,230    142,977
    Sam Yung Trading Co., Ltd...................................................  35,102    186,375
   *Sambu Construction Co., Ltd.................................................   2,172     11,218
   #Samchully Co., Ltd..........................................................  10,330    831,979
    Samhwa Crown & Closure Co., Ltd.............................................     412      7,474
    Samhwa Paints Industrial Co., Ltd...........................................  26,400     86,151
   #Samick Musical Instruments Co., Ltd......................................... 190,470    247,053
    Samick THK Co., Ltd.........................................................  32,610    188,293
   #Samsung Fine Chemicals Co., Ltd.............................................  76,866  3,670,974
   #Samsung Techwin Co., Ltd.................................................... 112,863  6,864,773
   *Samwhan Corp................................................................   5,480     19,281
   *Samyang Corp................................................................   6,344    266,924
   #Samyang Foods Co., Ltd......................................................  13,450    268,989
    Samyang Holdings Corp.......................................................  13,875    735,903
    Samyang Tongsang Co., Ltd...................................................   1,760     36,331
   #Samyoung Chemical Co., Ltd.................................................. 129,450    454,379
   #Samyoung Electronics Co., Ltd...............................................  38,910    320,446
    SAVEZONE I&C Corp...........................................................  24,070     59,698
    SBS Media Holdings Co., Ltd................................................. 192,730    503,042
   #Seah Besteel Corp...........................................................  45,795  1,820,382
    SeAH Holdings Corp..........................................................   4,622    485,797
   #SeAH Steel Corp.............................................................   9,747    758,130
    Sebang Co., Ltd.............................................................  37,485    500,918
   #Sejong Industrial Co., Ltd..................................................  34,770    395,191
    Seoul City Gas Co., Ltd.....................................................   3,050    125,702
   #Seowon Co., Ltd.............................................................  51,670    158,096
   *Sewon Cellontech Co., Ltd................................................... 103,421    322,882
   *SH Chemical Co., Ltd........................................................ 112,440     60,089
   *Shinhan Engineering & Construction Co., Ltd.................................   3,676     15,256
    Shinpoong Pharmaceutical Co., Ltd...........................................  95,272    378,278
    Shinsegae Co., Ltd..........................................................  31,431  6,885,701
    Shinsegae Information & Communication Co., Ltd..............................   2,612    118,015
  #*Shinsung Solar Energy Co., Ltd.............................................. 131,600    352,674
    Shinsung Tongsang Co., Ltd.................................................. 236,010    209,478
   *Shinyoung Securities Co., Ltd...............................................  14,050    363,672
    Silla Trading Co., Ltd......................................................  19,780    236,678
    Sindo Ricoh Co., Ltd........................................................  10,939    532,451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES     VALUE++
                                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    SJM Co., Ltd................................................................    19,030 $    119,913
    SJM Holdings Co., Ltd.......................................................    11,641       38,834
   #SK Chemicals Co., Ltd.......................................................    62,098    3,081,670
   #SK Gas Co., Ltd.............................................................    11,669      640,540
    SK Networks Co., Ltd........................................................   487,040    4,004,513
  #*SK Securities Co., Ltd...................................................... 1,053,100    1,098,187
   #SKC Co., Ltd................................................................    79,947    2,747,764
   #SL Corp.....................................................................    54,320      931,929
   *Solomon Savings Bank........................................................     3,197        4,215
    Songwon Industrial Co., Ltd.................................................    60,490      440,941
   *Ssangbangwool & Trygroup....................................................   277,790      263,212
   *Ssangyong Cement Industrial Co., Ltd........................................    86,741      367,723
   #STX Corp....................................................................   159,588    1,738,677
    STX Engine Co., Ltd.........................................................    99,362    1,253,643
    STX Metal Co, Ltd...........................................................    29,440      147,016
    STX Offshore & Shipbuilding Co., Ltd........................................   243,090    2,725,450
    STX Pan Ocean Co., Ltd......................................................   462,030    2,396,989
    Suheung Capsule Co., Ltd....................................................    19,000      200,650
   *Sung Jin Geotec Co., Ltd....................................................    63,960      685,694
    Sungchang Enterprise Holdings, Ltd..........................................    19,510      263,941
   *Sungshin Cement Co., Ltd....................................................     5,220       17,934
    Sunjin Co., Ltd.............................................................    11,625       76,027
   *Sunjin Holdings Co., Ltd....................................................       609       11,683
   #Tae Kyung Industrial Co., Ltd...............................................    33,700      100,208
    TaeKwang Industrial Co., Ltd................................................     1,363    1,236,657
    Taeyoung Engineering & Construction Co., Ltd................................   155,820      684,523
  #*Taihan Electric Wire Co., Ltd...............................................   624,023    1,705,029
    Tailim Packaging Industries Co., Ltd........................................   125,830      152,063
   #TCC Steel...................................................................    33,782      138,625
    Teems, Inc..................................................................        58          506
   *Tong Yang Life Insurance Co., Ltd...........................................   137,410    1,212,333
   #Tong Yang Moolsan Co., Ltd..................................................    20,350      350,197
   *Tong Yang Securities, Inc...................................................    12,966       50,012
   *Tongyang, Inc...............................................................   407,608      355,364
   *Trigem Computer, Inc........................................................         2           --
   #TS Corp.....................................................................    15,430      273,877
    Unid Co., Ltd...............................................................    14,454      523,122
    Union Steel Manufacturing Co., Ltd..........................................    11,102      144,075
   *VGX International, Inc......................................................     4,580        4,265
   *Visang Education, Inc.......................................................    16,072      107,153
    Whanin Pharmaceutical Co., Ltd..............................................    37,560      205,288
   *Will-Bes & Co., Ltd. (The)..................................................   226,290      336,515
    Woongjin Coway Co., Ltd.....................................................   216,350    6,913,199
   *Woongjin Energy Co., Ltd....................................................    74,420      446,868
  #*Woongjin Holdings Co., Ltd..................................................    94,257      500,244
    Woongjin Thinkbig Co., Ltd..................................................    76,929      757,691
    Woori Financial Co., Ltd....................................................    30,320      439,350
   *Woori Investment & Securities Co., Ltd......................................   578,522    5,667,723
    WooSung Feed Co., Ltd.......................................................    14,880       68,993
    YESCO Co., Ltd..............................................................    11,440      266,725
   #Youlchon Chemical Co., Ltd..................................................    39,910      282,743
    Young Poong Corp............................................................     2,754    2,506,260
   *Young Poong Mining & Construction Corp......................................     1,580           77
    Young Poong Paper Manufacturing Co., Ltd....................................       520        7,586
    Youngone Corp...............................................................    87,944    1,903,606
   #Youngone Holdings Co., Ltd..................................................    22,793    1,137,955
   #Yuhan Corp..................................................................    34,258    3,208,398
   *Yuhwa Securities Co., Ltd...................................................    13,060      158,218
  #*Yungjin Pharm Co., Ltd......................................................   315,002      471,986
   *ZeroOne Interactive Co., Ltd................................................     3,200           42
                                                                                           ------------
TOTAL SOUTH KOREA...............................................................            380,698,761
                                                                                           ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
TAIWAN -- (13.4%)
   *A.G.V. Products Corp........................................................ 1,602,801 $  499,163
   *Ability Enterprise Co., Ltd................................................. 1,377,076  1,256,250
    AcBel Polytech, Inc......................................................... 1,428,599    779,084
    Accton Technology Corp...................................................... 1,790,763  1,043,305
    Ace Pillar Co., Ltd.........................................................   164,400    284,340
    ACHEM Technology Corp.......................................................   603,975    313,015
    Action Electronics Co., Ltd.................................................   868,635    246,929
   #Adlink Technology, Inc......................................................   353,900    483,888
   *Advancetek Enterprise Co., Ltd..............................................   505,917    473,151
   #ALI Corp....................................................................   923,000  1,229,587
    Allis Electric Co., Ltd.....................................................    54,000     14,772
    Alpha Networks, Inc......................................................... 1,121,763    957,880
    Altek Corp.................................................................. 1,587,637  1,159,616
   #Ambassador Hotel (The)...................................................... 1,057,000  1,269,950
    Ampoc Far East Co., Ltd.....................................................   344,444    329,370
    AmTRAN Technology Co., Ltd.................................................. 2,895,951  2,179,707
    APCB, Inc...................................................................   529,000    400,417
   *Apex Biotechnology Corp.....................................................   348,380    973,329
    Apex Medical Corp...........................................................   212,500    229,362
    Apex Science & Engineering Corp.............................................   134,198     54,367
   *Arima Communications Corp...................................................   758,000    458,030
  #*Asia Optical Co., Inc.......................................................   855,000    706,388
    Asia Polymer Corp...........................................................   972,903  1,135,182
    Asia Vital Components Co., Ltd.............................................. 1,071,245    640,392
    Asrock, Inc.................................................................   168,000    639,494
    Aten International Co., Ltd.................................................   312,479    595,997
    Audix Corp..................................................................   394,000    348,555
   #Aurora Corp.................................................................   541,499    898,697
    Aurora Systems Corp.........................................................   268,244    362,787
    AV Tech Corp................................................................   161,000    535,859
   *Avermedia Technologies, Inc.................................................   809,446    643,942
    Avision, Inc................................................................   669,000    232,088
    Awea Mechantronic Co., Ltd..................................................   137,200    145,960
    Bank of Kaohsiung........................................................... 1,481,645    441,799
   *Basso Industry Corp., Ltd...................................................   447,000    319,809
    BES Engineering Corp........................................................ 6,137,750  1,601,649
    Biostar Microtech International Corp........................................   592,975    307,890
   *Bright Led Electronics Corp.................................................   502,520    371,250
    C Sun Manufacturing, Ltd....................................................   525,221    392,439
    Cameo Communications, Inc...................................................   883,818    237,690
   #Capital Securities Corp..................................................... 6,388,142  2,271,419
    Career Technology (MFG.) Co., Ltd........................................... 1,034,000  1,478,425
   *Carnival Industrial Corp.................................................... 1,125,000    380,892
    Cathay Chemical Works, Inc..................................................    30,000     11,511
    Cathay Real Estate Development Co., Ltd..................................... 3,127,000  1,452,121
    Central Reinsurance Co., Ltd................................................   826,402    335,450
    Chain Qui Development Co., Ltd..............................................   347,083    239,610
    Champion Building Materials Co., Ltd........................................ 1,349,851    584,783
    Chang Wah Electromaterials, Inc.............................................   121,980    315,148
    Charoen Pokphand Enterprises Co., Ltd.......................................   738,000    351,234
    CHC Resources Corp..........................................................   308,348    487,661
    Cheng Loong Corp............................................................ 3,528,383  1,366,247
    Cheng Uei Precision Industry Co., Ltd....................................... 1,494,396  3,052,466
    Chenming Mold Industrial Corp...............................................   396,437    293,425
    Chia Hsin Cement Corp....................................................... 1,625,360    742,211
   *Chia Hsin Food & Synthetic Fiber Co., Ltd...................................    97,211         --
    Chicony Electronics Co., Ltd................................................ 1,185,245  2,300,465
    Chien Kuo Construction Co., Ltd............................................. 1,052,312    502,148
   *Chien Shing Stainless Steel Co., Ltd........................................   417,000     56,007
    Chilisin Electronics Corp...................................................   315,535    155,718
    China Chemical & Pharmaceutical Co.......................................... 1,014,000    617,510

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
TAIWAN -- (Continued)
    China Ecotek Corp...........................................................    187,000 $  396,596
    China Electric Manufacturing Co., Ltd.......................................  1,096,900    810,696
   *China General Plastics Corp.................................................  1,086,000    428,249
   #China Glaze Co., Ltd........................................................    518,139    280,607
   *China Man-Made Fiber Co., Ltd...............................................  4,563,879  1,530,425
    China Metal Products Co., Ltd...............................................    948,344    625,569
   *China Motor Co., Ltd........................................................  1,607,609  1,321,986
   *China Rebar Co., Ltd........................................................     55,174         --
    China Steel Chemical Corp...................................................    543,554  2,526,186
    China Steel Structure Co., Ltd..............................................    378,000    389,959
    China Synthetic Rubber Corp.................................................  1,851,563  1,804,587
   *China United Trust & Investment Corp........................................    164,804         --
   *China Wire & Cable Co., Ltd.................................................    592,000    165,303
    Chinese Maritime Transport, Ltd.............................................    436,850    621,136
   *Ching Feng Home Fashions Industries Co., Ltd................................     40,822      8,804
    Chin-Poon Industrial Co., Ltd...............................................  1,459,207  1,310,198
   #Chong Hong Construction Co..................................................    559,055  1,140,982
   *Chou Chin Industrial Co., Ltd...............................................        825         --
   #Chroma Ate, Inc.............................................................  1,189,821  2,693,710
   *Chun Yu Works & Co., Ltd....................................................    771,000    241,531
    Chun Yuan Steel Industrial Co., Ltd.........................................  1,499,793    631,864
    Chung Hsin Electric & Machinery Co., Ltd....................................  1,533,000    873,495
    Chung Hung Steel Corp.......................................................  3,385,979  1,031,340
    Chung Hwa Pulp Corp.........................................................  1,902,031    644,183
  #*Chungwa Picture Tubes Co., Ltd.............................................. 16,175,000    878,305
    Clevo Co., Ltd..............................................................  1,613,000  2,503,838
  #*CMC Magnetics Corp.......................................................... 10,279,960  1,774,713
    Collins Co., Ltd............................................................    544,431    269,147
   *Compal Communications, Inc..................................................  1,153,000  1,614,872
   *Compeq Manufacturing Co., Ltd...............................................  3,615,000  1,415,796
    Continental Holdings Corp...................................................  1,590,067    596,090
   *Cosmo Electronics Corp......................................................    215,137    181,250
   *Cosmos Bank Taiwan..........................................................    759,000    222,336
    Coxon Precise Industrial Co., Ltd...........................................    416,000    565,624
   *Creative Sensor, Inc........................................................     85,000     43,848
    CSBC Corp. Taiwan...........................................................  1,287,000  1,039,101
    CTCI Corp...................................................................  1,627,013  3,132,432
    CviLux Corp.................................................................    184,039    276,026
   *CX Technology Co., Ltd......................................................     62,368     23,541
    Cyberlink Corp..............................................................    289,281    849,817
    Cybertan Technology, Inc....................................................  1,152,779    906,562
    Da Cin Construction Co., Ltd................................................    639,711    406,783
   *Dah Fung CATV Co., Ltd......................................................    124,000    242,501
    Darfon Electronics Corp.....................................................  1,039,550    678,422
    Davicom Semiconductor, Inc..................................................    245,888    152,073
    De Licacy Industries Co., Ltd...............................................     70,000     20,570
    Delpha Construction Co., Ltd................................................    697,795    227,997
    Depo Auto Parts Industrial Co., Ltd.........................................    387,000    831,935
   *Der Pao Construction Co., Ltd...............................................    476,000     13,363
    Diamond Flower Electric Instrument Co., Ltd.................................    143,524    111,332
   #D-Link Corp.................................................................  2,381,665  1,687,783
    Dynamic Electronics Co., Ltd................................................    858,801    326,752
   *Eastern Media International Corp............................................  3,051,337    352,281
    Eclat Textile Co., Ltd......................................................    475,914  1,114,135
   *Edimax Technology Co., Ltd..................................................    470,000    175,930
    Edom Technology Co., Ltd....................................................    172,776     57,591
    Elan Microelectronics Corp..................................................  1,342,715  1,841,621
   *E-Lead Electronic Co., Ltd..................................................    193,942    236,007
    E-LIFE MALL Corp., Ltd......................................................    274,000    592,634
    Elite Advanced Laser Corp...................................................    254,000    354,911
    Elite Material Co., Ltd.....................................................  1,083,350    977,924

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
TAIWAN -- (Continued)
   *Elite Semiconductor Memory Technology, Inc..................................   937,200 $  788,971
   *Elitegroup Computer Systems Co., Ltd........................................ 2,567,182    707,065
    EnTie Commercial Bank....................................................... 1,420,603    644,406
   *Eternal Chemical Co., Ltd................................................... 2,348,794  1,825,090
   *Everest Textile Co., Ltd....................................................   978,562    294,534
   *Everfocus Electronics Corp..................................................    36,010     11,563
    Evergreen International Storage & Transport Corp............................ 1,947,000    957,763
    Everlight Chemical Industrial Corp.......................................... 1,173,500    755,260
  #*Everlight Electronics Co., Ltd.............................................. 1,352,000  2,759,880
   *Everspring Industry Co., Ltd................................................    39,000     10,837
    Excel Cell Electronics Co., Ltd.............................................   143,000     57,748
  #*Excelsior Medical Co., Ltd..................................................   305,140    590,325
    Far Eastern International Bank.............................................. 4,599,865  1,815,398
    Faraday Technology Corp..................................................... 1,207,648  1,678,576
   *Farglory F T Z Investment Holding Co., Ltd..................................   235,000    126,840
    Federal Corp................................................................ 1,333,241    674,589
    Feng Hsin Iron & Steel Co., Ltd............................................. 1,664,100  2,791,373
    Feng Tay Enterprise Co., Ltd................................................   865,054    821,832
    First Copper Technology Co., Ltd............................................   781,000    215,535
    First Hotel.................................................................   524,256    346,550
    First Insurance Co., Ltd....................................................   832,179    360,748
    First Steamship Co., Ltd....................................................   526,200    778,961
   #FLEXium Interconnect, Inc...................................................   552,303  1,757,854
    Flytech Technology Co., Ltd.................................................   252,919    610,319
    Forhouse Corp............................................................... 1,683,635    945,220
   *Formosa Advanced Technologies Co., Ltd......................................   508,000    515,879
   #Formosa Epitaxy, Inc........................................................ 1,263,811  1,024,695
    Formosa International Hotels Corp...........................................   130,780  1,765,568
    Formosa Oilseed Processing Co., Ltd.........................................   295,697    131,083
    Formosan Rubber Group, Inc.................................................. 1,698,000  1,082,958
    Formosan Union Chemical Corp................................................   988,380    714,281
   *Fortune Electric Co., Ltd...................................................   502,078    236,664
    Founding Construction & Development Co., Ltd................................   510,977    317,534
   *Froch Enterprise Co., Ltd...................................................   620,000    232,127
    FSP Technology, Inc.........................................................   599,887    554,629
    Fu I Industrial Co., Ltd....................................................   136,113     68,818
    Fullerton Technology Co., Ltd...............................................   374,600    375,086
    Fwusow Industry Co., Ltd....................................................   661,407    345,448
    G Shank Enterprise Co., Ltd.................................................   614,013    317,977
    Gem Terminal Industries Co., Ltd............................................   142,386     67,157
    Gemtek Technology Corp...................................................... 1,205,219  1,117,914
    General Plastic Industrial Co., Ltd.........................................   137,553    131,574
   *Genesis Photonics, Inc......................................................   763,503    929,785
    Genius Electronic Optical Co., Ltd..........................................   149,030    995,436
    GeoVision, Inc..............................................................   147,774    627,866
    Getac Technology Corp....................................................... 1,374,360    950,345
    Giant Manufacturing Co., Ltd................................................   626,776  3,134,018
   *Giantplus Technology Co., Ltd...............................................   721,900    214,086
    Giga Solution Tech Co., Ltd.................................................   270,000    181,822
   #Giga Storage Corp........................................................... 1,087,561    828,924
    Giga-Byte Technology Co., Ltd............................................... 1,996,800  1,722,001
    Gintech Energy Corp......................................................... 1,271,936  1,243,146
    Global Brands Manufacture, Ltd..............................................   857,108    420,223
   *Global Mixed Mode Technology, Inc...........................................   268,000    940,023
   *Global Unichip Corp.........................................................   307,000    984,344
   *Globe Union Industrial Corp.................................................   764,944    516,600
    Gold Circuit Electronics, Ltd............................................... 1,756,227    391,959
    Goldsun Development & Construction Co., Ltd................................. 4,795,722  1,836,233
    Good Will Instrument Co., Ltd...............................................   182,044    119,794
    Grand Pacific Petrochemical Corp............................................ 3,821,000  1,671,919
    Grape King, Inc.............................................................   404,000    663,160

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
TAIWAN -- (Continued)
    Great China Metal Industry Co., Ltd.........................................    518,000 $  704,390
    Great Taipei Gas Co., Ltd...................................................  1,220,000    777,286
    Great Wall Enterprise Co., Ltd..............................................  1,406,394  1,370,224
    Green Energy Technology, Inc................................................  1,014,457    948,355
    GTM Corp....................................................................    524,000    234,034
   *Hannstar Board Corp.........................................................  1,022,787    537,480
   *HannStar Display Corp....................................................... 20,434,989  1,994,626
   *HannsTouch Solution, Inc....................................................  2,778,130    964,703
    Hanpin Co., Ltd.............................................................    120,800     41,023
    Harvatek Corp...............................................................    665,963    424,295
    Hey Song Corp...............................................................  1,487,000  1,859,297
    Highwealth Construction Corp................................................    251,000    418,537
   *Hiti Digital, Inc...........................................................    402,573    259,127
    Hitron Technologies, Inc....................................................    555,213    334,041
   *Ho Tung Holding Corp........................................................  2,251,948  1,304,304
   *Hocheng Corp................................................................    926,700    291,295
    Hold-Key Electric Wire & Cable Co., Ltd.....................................    379,191    132,775
    Holiday Entertainment Co., Ltd..............................................    236,800    397,190
    Holtek Semiconductor, Inc...................................................    625,000    741,707
    Holy Stone Enterprise Co., Ltd..............................................  1,086,183  1,004,657
   *Hong Ho Precision Textile Co., Ltd..........................................    169,000     70,440
    Hong Tai Electric Industrial Co., Ltd.......................................    872,000    298,682
    Hong Yi Fiber Industry Co., Ltd.............................................    164,652     50,522
    Honmyue Enterprise Co., Ltd.................................................    139,080     34,435
   *Hota Industrial Manufacturing Co., Ltd......................................    619,000    332,479
    Hsin Kuang Steel Co., Ltd...................................................    929,443    636,558
    Hsing Ta Cement Co., Ltd....................................................    620,000    226,875
    Hua Eng Wire & Cable Co., Ltd...............................................  1,578,565    451,266
   #Huaku Development Co., Ltd..................................................    893,937  2,136,922
    Huang Hsiang Construction Co................................................    432,800    858,983
    Hung Ching Development & Construction Co., Ltd..............................    449,000    181,332
    Hung Poo Construction Corp..................................................    939,185    851,210
    Hung Sheng Construction Co., Ltd............................................  1,998,400    990,881
   *Hwa Fong Rubber Co., Ltd....................................................    772,670    154,125
  #*Ichia Technologies, Inc.....................................................  1,243,000    584,896
   #I-Chiun Precision Industry Co., Ltd.........................................    749,313    574,629
    ICP Electronics, Inc........................................................    571,000    788,539
    Infortrend Technology, Inc..................................................    948,163    746,656
   *Inotera Memories, Inc.......................................................  6,559,000  1,701,235
   *Integrated Memory Logic, Ltd................................................    133,000    503,158
    Inventec Corp...............................................................  2,947,840  1,128,551
    I-Sheng Electric Wire & Cable Co., Ltd......................................    370,000    577,055
    ITE Technology, Inc.........................................................    670,408    565,017
    ITEQ Corp...................................................................  1,025,104  1,161,437
   *Jenn Feng New Energy Co., Ltd...............................................    432,000    156,043
   *Jess-Link Products Co., Ltd.................................................    590,900    522,813
    Johnson Health Tech Co., Ltd................................................    216,675    581,978
    Jui Li Enterprise Co., Ltd..................................................    324,080     88,271
    Kang Na Hsiung Enterprise Co., Ltd..........................................    377,020    172,564
   *Kao Hsing Chang Iron & Steel Corp...........................................    784,000    153,014
    Kaulin Manufacturing Co., Ltd...............................................    458,330    337,866
    Kee Tai Properties Co., Ltd.................................................  1,306,473    715,973
    Kenda Rubber Industrial Co., Ltd............................................  1,669,903  1,873,852
    Kerry TJ Logistics Co., Ltd.................................................  1,241,000  1,397,418
    Kian Shen Corp..............................................................    112,750    166,173
    King Core Electronics, Inc..................................................     10,623      7,671
    King Slide Works Co., Ltd...................................................    176,550    870,133
    King Yuan Electronics Co., Ltd..............................................  4,525,979  1,864,472
    Kingdom Construction Co., Ltd...............................................  1,289,000    797,344
   *King's Town Bank............................................................  2,762,701  1,600,487
    King's Town Construction Co., Ltd...........................................    722,105    615,740

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
TAIWAN -- (Continued)
    Kinik Co....................................................................   404,000 $  621,324
    Kinko Optical Co., Ltd......................................................   513,000    711,393
    Kinpo Electronics, Inc...................................................... 4,020,157    898,777
    Knowledge-Yield-Excellence Systems Corp..................................... 1,008,903    373,787
    KS Terminals, Inc...........................................................   297,482    249,395
    Kung Long Batteries Industrial Co., Ltd.....................................   209,000    347,049
   *Kuoyang Construction Co., Ltd............................................... 1,588,000    580,322
    Kwong Fong Industries Corp.................................................. 1,307,200    590,410
    L&K Engineering Co., Ltd....................................................   490,048    553,964
    Lan Fa Textile Co., Ltd.....................................................   718,933    233,001
    LCY Chemical Corp...........................................................   329,000    505,339
   *Leadtek Research, Inc.......................................................    37,472      6,872
    Leadtrend Technology Corp...................................................   136,086    234,103
    Lealea Enterprise Co., Ltd.................................................. 2,553,924    910,667
   *Ledtech Electronics Corp....................................................   398,000    203,771
    Lee Chi Enterprises Co., Ltd................................................   687,000    324,014
   *Leofoo Development Co., Ltd.................................................   914,000    550,407
   #Les Enphants Co., Ltd.......................................................   641,110    663,064
    Li Peng Enterprise Co., Ltd................................................. 1,571,606    458,500
    Lian Hwa Food Corp..........................................................   208,890    250,875
    Lien Hwa Industrial Corp.................................................... 1,842,676  1,161,386
    Lingsen Precision Industries, Ltd........................................... 1,281,506    742,810
    LITE-ON IT Corp............................................................. 1,462,990  1,471,223
    Lite-On Semiconductor Corp.................................................. 1,075,730    549,989
    Long Bon International Co., Ltd............................................. 1,056,945    428,847
    Long Chen Paper Co., Ltd.................................................... 1,440,674    412,643
   *Lotes Co., Ltd..............................................................   196,778    503,902
   *Lucky Cement Corp...........................................................   677,000    137,722
    Lumax International Corp., Ltd..............................................   335,245    753,067
    Macronix International Co., Ltd............................................. 8,264,000  2,714,068
    Makalot Industrial Co., Ltd.................................................   479,202  1,392,717
    Marketech International Corp................................................   448,000    287,124
    Masterlink Securities Corp.................................................. 3,800,000  1,216,425
    Maxtek Technology Co., Ltd..................................................    41,000     37,791
    Mayer Steel Pipe Corp.......................................................   760,567    311,369
    Maywufa Co., Ltd............................................................   170,322     73,203
    Meiloon Co., Ltd............................................................   437,053    143,384
    Mercuries & Associates, Ltd................................................. 1,098,498    911,749
   *Mercuries Data Systems, Ltd.................................................   353,000    120,423
    Merida Industry Co., Ltd....................................................   650,170  2,437,554
    Merry Electronics Co., Ltd..................................................   565,363  1,032,979
   *Microelectronics Technology, Inc............................................ 1,557,527    515,738
    Micro-Star International Co., Ltd........................................... 3,209,075  1,400,513
   #Min Aik Technology Co., Ltd.................................................   561,316  1,326,306
   *Mirle Automation Corp.......................................................   497,096    380,770
    Mitac International Corp.................................................... 4,439,000  1,500,035
   *Mosel Vitelic, Inc.......................................................... 2,505,644    342,130
   *Mospec Seminconductor Corp..................................................    24,000      5,479
    Nak Sealing Technologies Corp...............................................   195,954    333,081
   *Namchow Chemical Industrial Co., Ltd........................................   660,000    659,896
    Nankang Rubber Tire Co., Ltd................................................ 1,740,056  2,542,210
    Nantex Industry Co., Ltd....................................................   822,036    697,456
   *Nanya Technology Corp....................................................... 2,937,000    246,451
    National Petroleum Co., Ltd.................................................   711,824    826,925
   *Neo Solar Power Corp........................................................ 1,861,000  1,233,961
    New Asia Construction & Development Co., Ltd................................   402,988    123,153
    Nichidenbo Corp.............................................................   256,349    246,401
    Nien Hsing Textile Co., Ltd................................................. 1,125,125    740,719
   *Ocean Plastics Co., Ltd.....................................................   538,200    397,567
    Opto Technology Corp........................................................ 1,991,886    923,158
   *Orient Semiconductor Electronics, Ltd....................................... 1,795,000    278,830

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CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
TAIWAN -- (Continued)
   *Oriental Union Chemical Corp................................................  2,364,788 $2,877,656
    Orise Technology Co., Ltd...................................................    257,000    272,582
   *Pacific Construction Co., Ltd...............................................    573,850    175,741
   #Pan Jit International, Inc..................................................  1,280,541    558,611
    Pan-International Industrial Corp...........................................  1,366,893  1,087,486
    Paragon Technologies Co., Ltd...............................................    242,449    239,861
    PChome Online, Inc..........................................................     11,262     63,576
    Phihong Technology Co., Ltd.................................................    936,901  1,108,552
   *Phytohealth Corp............................................................    439,000    625,158
   *Picvue Electronics, Ltd.....................................................     72,760         --
   *Pihsiang Machinery Manufacturing Co., Ltd...................................    505,534    606,607
    Plotech Co., Ltd............................................................    191,000     93,069
    Polytronics Technology Corp.................................................    223,027    422,087
   *Potrans Electrical Corp.....................................................    228,000     34,034
   *Power Quotient International Co., Ltd.......................................    905,000    291,770
    Powercom Co., Ltd...........................................................    677,140    342,638
   *Powertech Industrial Co., Ltd...............................................    296,000    239,622
    President Securities Corp...................................................  2,667,920  1,381,623
    Prince Housing & Development Corp...........................................  2,774,347  1,982,788
   *Procomp Informatics, Ltd....................................................     21,675         --
   *Prodisc Technology, Inc.....................................................  1,707,199      9,936
    Promate Electronic Co., Ltd.................................................    573,000    461,603
   *Promise Technology, Inc.....................................................    503,286    268,598
   *Protop Technology Co., Ltd..................................................    192,000      1,380
    Qisda Corp..................................................................  5,565,900  1,353,640
   *Quintain Steel Co., Ltd.....................................................  1,181,750    302,874
   #Radium Life Tech Corp.......................................................  1,963,016  1,432,637
    Ralec Electronic Corp.......................................................    103,209    102,334
   #Realtek Semiconductor Corp..................................................  1,642,990  3,546,057
    Rechi Precision Co., Ltd....................................................    982,900    893,004
   *Rexon Industrial Corp., Ltd.................................................    361,000     60,025
  #*Richtek Technology Corp.....................................................    539,000  3,254,968
  #*Ritek Corp.................................................................. 10,463,387  1,543,363
    Ruentex Development Co., Ltd................................................  1,313,084  1,875,785
   *Sainfoin Technology Corp....................................................    131,260         --
    Sampo Corp..................................................................  2,220,327    632,375
    San Fang Chemical Industry Co., Ltd.........................................    473,582    395,654
    Sanyang Industrial Co., Ltd.................................................  2,704,628  1,551,123
    Sanyo Electric Taiwan Co., Ltd..............................................    503,000    488,924
    SCI Pharmtech, Inc..........................................................     71,936    136,490
   *SDI Corp....................................................................    446,000    344,578
    Senao International Co., Ltd................................................    375,541  1,525,679
    Sercomm Corp................................................................    551,000    796,169
    Shan-Loong Transportation Co., Ltd..........................................     24,000     15,210
    Sheng Yu Steel Co., Ltd.....................................................    552,980    374,256
   *ShenMao Technology, Inc.....................................................    320,891    395,517
    Shih Wei Navigation Co., Ltd................................................    622,598    582,100
    Shihlin Electric & Engineering Corp.........................................  1,191,000  1,415,461
   *Shihlin Paper Corp..........................................................    446,000    621,096
    Shin Hai Gas Corp...........................................................      1,000      1,266
    Shin Shin Co., Ltd..........................................................     49,000     42,119
    Shin Zu Shing Co., Ltd......................................................    394,144  1,037,177
   *Shining Building Business Co., Ltd..........................................    713,235    624,269
    Shinkong Insurance Co., Ltd.................................................    722,131    475,505
    Shinkong Synthetic Fibers Co., Ltd..........................................  7,179,395  2,161,432
   *Shiny Chemical Industrial Co., Ltd..........................................    153,000    197,951
   *Shuttle, Inc................................................................    671,152    208,370
    Sigurd Microelectronics Corp................................................  1,397,974  1,079,289
    Silicon Integrated Systems Corp.............................................  2,201,820    800,929
   #Silitech Technology Corp....................................................    490,627  1,144,303
    Sinbon Electronics Co., Ltd.................................................    627,000    517,198

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
TAIWAN -- (Continued)
    Sincere Navigation Corp..................................................... 1,244,786 $1,234,622
    Sinkang Industries, Ltd.....................................................   152,001     51,371
    Sinkong Textile Co., Ltd....................................................   695,542    943,157
    Sinon Corp.................................................................. 1,348,510    590,370
    Sinphar Pharmaceutical Co., Ltd.............................................   442,588    347,960
   *Sinyi Realty Co., Ltd.......................................................   576,072    868,889
   *Sitronix Technology Corp....................................................   427,879    542,256
    Siward Crystal Technology Co., Ltd..........................................   447,000    143,264
    Solomon Technology Corp.....................................................   147,138     51,138
   *Solytech Enterprise Corp....................................................   585,000    230,647
   *Sonix Technology Co., Ltd...................................................   625,000  1,071,752
    South East Soda Manufacturing Co., Ltd......................................   475,250    549,706
    Southeast Cement Co., Ltd...................................................   899,700    367,784
    Spirox Corp.................................................................   180,000     73,996
    Springsoft, Inc.............................................................   702,000    995,889
   #Standard Chemical & Pharmaceutical Co., Ltd.................................   308,571    249,118
    Star Comgistic Capital Co., Ltd.............................................   194,785    104,402
    Stark Technology, Inc.......................................................   413,860    387,162
    Sunonwealth Electric Machine Industry Co., Ltd..............................   494,487    335,476
    Sunplus Technology Co., Ltd................................................. 1,937,000    641,617
    Sunrex Technology Corp......................................................   761,736    420,246
    Sunspring Metal Corp........................................................   150,000    162,169
    Super Dragon Technology Co., Ltd............................................   243,382    231,944
    Supreme Electronics Co., Ltd................................................   620,000    329,509
    Sweeten Construction Co., Ltd...............................................   272,889    143,407
   *Syscom Computer Engineering Co..............................................    30,000     10,654
    Sysware Systex Corp.........................................................   242,388    247,770
   *Ta Chen Stainless Pipe Co., Ltd............................................. 1,927,953  1,044,771
   *Ta Chong Bank, Ltd.......................................................... 5,481,769  2,103,736
    Ta Ya Electric Wire & Cable Co., Ltd........................................ 2,080,306    553,422
    Ta Yih Industrial Co., Ltd..................................................   194,000    362,215
    Tah Hsin Industrial Corp....................................................   455,000    478,494
   *TAI Roun Products Co., Ltd..................................................   239,000     81,033
    TA-I Technology Co., Ltd....................................................   576,638    338,695
   *Taichung Commercial Bank.................................................... 5,656,272  1,764,334
    Tainan Enterprises Co., Ltd.................................................   425,370    513,687
    Tainan Spinning Co., Ltd.................................................... 3,639,988  1,542,707
    Taisun Enterprise Co., Ltd.................................................. 1,094,590    569,336
    Taita Chemical Co., Ltd.....................................................   690,430    262,626
   #Taiwan Acceptance Corp......................................................   264,480    539,266
   *Taiwan Business Bank........................................................ 3,027,859    915,223
    Taiwan Cogeneration Corp.................................................... 1,235,566    970,410
    Taiwan Fire & Marine Insurance Co., Ltd.....................................   836,338    592,945
   *Taiwan Flourescent Lamp Co., Ltd............................................   176,000     17,956
    Taiwan Fu Hsing Industrial Co., Ltd.........................................   465,000    304,539
    Taiwan Hon Chuan Enterprise Co., Ltd........................................   938,814  2,097,038
   *Taiwan Kolin Co., Ltd....................................................... 1,356,000         --
   *Taiwan Land Development Corp................................................ 2,458,483    999,449
    Taiwan Life Insurance Co., Ltd.............................................. 1,360,232    773,175
    Taiwan Line Tek Electronic Co., Ltd.........................................   255,980    295,621
    Taiwan Mask Corp............................................................   756,412    289,293
    Taiwan Navigation Co., Ltd..................................................   610,777    606,535
    Taiwan Paiho Co., Ltd.......................................................   958,165    686,404
   *Taiwan Prosperity Chemical Corp.............................................   442,000  1,049,090
    Taiwan Pulp & Paper Corp.................................................... 1,534,980    533,587
    Taiwan Sakura Corp..........................................................   934,003    505,654
    Taiwan Secom Co., Ltd.......................................................   939,332  1,926,248
    Taiwan Sogo Shinkong Security Co., Ltd......................................   997,278    981,643
   *Taiwan Styrene Monomer Corp................................................. 2,128,303    518,369
    Taiwan Tea Corp............................................................. 2,487,897  1,250,502
    Taiyen Biotech Co., Ltd.....................................................   710,000    499,640

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
TAIWAN -- (Continued)
  #*Tatung Co., Ltd.............................................................  8,166,455 $2,225,534
   *Teco Electric & Machinery Co., Ltd..........................................  4,753,000  3,468,694
   *Tecom, Ltd..................................................................    108,114     10,085
    Ten Ren Tea Co., Ltd........................................................    178,980    300,957
    Test Research, Inc..........................................................    559,151    716,044
    Test-Rite International Co., Ltd............................................  1,107,438    749,913
  #*Thinking Electronic Industrial Co., Ltd.....................................    319,204    309,856
    Thye Ming Industrial Co., Ltd...............................................    562,360    528,396
    TNC Industrial Corp., Ltd...................................................    197,000    161,582
    Ton Yi Industrial Corp......................................................  2,949,644  1,513,567
   *Tong Hsing Electronic Industries, Ltd.......................................    431,963  1,575,211
   #Tong Yang Industry Co., Ltd.................................................  1,433,060  1,415,804
    Tong-Tai Machine & Tool Co., Ltd............................................    683,640    606,310
    Topco Scientific Co., Ltd...................................................    523,082    925,316
    Topoint Technology Co., Ltd.................................................    517,249    322,629
    Transcend Information, Inc..................................................    724,651  1,929,010
    Tsann Kuen Enterprise Co., Ltd..............................................    399,686    950,289
    TTET Union Corp.............................................................    270,000    460,960
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd.................................    598,000    197,338
   #Tung Ho Steel Enterprise Corp...............................................  2,725,000  2,581,891
   *Twinhead International Corp.................................................        500         52
    TXC Corp....................................................................  1,074,053  1,584,921
   *TYC Brother Industrial Co., Ltd.............................................    686,329    287,214
   *Tycoons Group Enterprise Co., Ltd...........................................  1,835,182    348,163
    Tyntek Corp.................................................................  1,237,621    494,837
   *Tze Shin International Co., Ltd.............................................    356,416    177,638
   *Union Bank of Taiwan........................................................  3,098,593  1,040,525
    Unitech Electronics Co., Ltd................................................    281,804    148,395
   #Unitech Printed Circuit Board Corp..........................................  2,085,370    825,019
    United Integration Service Co., Ltd.........................................    768,439    738,999
   #Unity Opto Technology Co., Ltd..............................................  1,024,500  1,083,270
    Universal Cement Corp.......................................................  1,273,191    594,545
    Universal Microelectronics Co., Ltd.........................................     84,000     22,127
    Universal, Inc..............................................................    138,971     81,350
    UPC Technology Corp.........................................................  2,756,334  1,543,169
    USI Corp....................................................................  2,468,464  2,294,086
    Ve Wong Corp................................................................    433,696    315,793
   *Veutron Corp................................................................     51,628      2,545
   *Via Technologies, Inc.......................................................  2,725,000  1,532,618
   *Visual Photonics Epitacy Co., Ltd...........................................    743,360  1,226,610
    Wah Lee Industrial Corp.....................................................    683,000    928,207
    Walsin Lihwa Corp...........................................................  2,649,000    765,761
    Walsin Technology Corp., Ltd................................................  2,165,873    570,251
    Walton Advanced Engineering, Inc............................................  1,053,197    317,475
   *Walton Chaintech Corp.......................................................     91,000     77,385
    Wan Hai Lines Co., Ltd......................................................  1,844,000    929,535
    Wan Hwa Enterprise Co., Ltd.................................................    539,718    248,234
    Waterland Financial Holdings Co., Ltd.......................................  4,979,933  1,693,031
   *WEI Chih Steel Industrial Co., Ltd..........................................    433,000     74,630
    Wei Chuan Food Corp.........................................................  1,542,000  1,678,271
    Weikeng Industrial Co., Ltd.................................................    795,100    681,688
    Well Shin Technology Co., Ltd...............................................    201,000    295,054
    Wellypower Optronics Corp...................................................    491,000    269,228
    Weltrend Semiconductor, Inc.................................................    951,833    431,686
  #*Winbond Electronics Corp.................................................... 11,263,138  1,865,352
    Wintek Corp.................................................................    774,000    500,796
   #Wistron NeWeb Corp..........................................................    763,891  1,421,627
   #WT Microelectronics Co., Ltd................................................  1,012,524  1,424,162
   *WUS Printed Circuit Co., Ltd................................................  1,198,000    569,337
   #Yageo Corp..................................................................  7,705,000  2,202,450
    Yang Ming Marine Transport Corp.............................................  2,097,000    885,399

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- ------------
TAIWAN -- (Continued)
    Yem Chio Co., Ltd...........................................................    886,694 $    855,744
    Yeung Cyang Industrial Co., Ltd.............................................  1,084,171      629,244
    Yi Jinn Industrial Co., Ltd.................................................    713,312      161,297
    Yieh Phui Enterprise Co., Ltd...............................................  4,034,645    1,381,165
   *Young Fast Optoelectronics Co., Ltd.........................................    490,872    1,044,213
   *Young Optics, Inc...........................................................    209,111      664,917
    Yuen Foong Yu Paper Manufacturing Co., Ltd..................................  4,607,212    2,073,457
    Yuen Jen Enterprises Co., Ltd...............................................      6,668        3,467
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............................    270,869      457,327
    Yung Tay Engineering Co., Ltd...............................................  1,170,000    1,931,933
    YungShin Global Holding Corp................................................    621,300      864,987
    Zenitron Corp...............................................................    650,000      497,353
    Zig Sheng Industrial Co., Ltd...............................................  1,481,593      503,401
    Zinwell Corp................................................................  1,122,586    1,228,331
    Zippy Technology Corp.......................................................    366,948      300,875
    Zyxel Communication Corp....................................................  1,405,430      790,012
                                                                                            ------------
TOTAL TAIWAN....................................................................             370,031,188
                                                                                            ------------
THAILAND -- (3.7%)
   *A.J. PCL (Foreign)..........................................................    677,888      332,882
    Aeon Thana Sinsap (Thailand) PCL (Foreign)..................................    142,500      141,341
    Airports of Thailand PCL (Foreign)..........................................    127,800      257,678
    Amata Corp. PCL (Foreign)...................................................  1,818,700    1,058,690
   *Apex Development PCL (Foreign)..............................................      3,536           --
    Asia Plus Securities PCL (Foreign)..........................................  3,856,000      305,972
    Asian Property Development PCL (Foreign)....................................  4,909,460    1,093,652
    Bangchak Petroleum PCL (Foreign)............................................  2,363,100    1,959,644
    Bangkok Aviation Fuel Services PCL (Foreign)................................    909,017      413,861
    Bangkok Chain Hospital PCL (Foreign)........................................  4,195,650    1,159,773
    Bangkok Expressway PCL (Foreign)............................................  1,473,100    1,120,993
    Bangkok First Investment & Trust PCL (Foreign)..............................    211,400       41,936
    Bangkok Insurance PCL (Foreign).............................................    127,501    1,024,154
   *Bangkok Life Assurance PCL (Foreign) NVDR...................................  1,893,600    2,878,888
   *Bangkok Metro PCL (Foreign).................................................  6,221,100      133,526
   *Bangkok Rubber PCL (Foreign)................................................     14,600        1,177
   *Bangkokland PCL (Foreign)................................................... 33,753,170      790,318
    Bumrungrad Hospital PCL (Foreign)...........................................  1,241,000    2,461,821
    Cal-Comp Electronics (Thailand) PCL (Foreign)...............................  3,912,100      366,402
   *Central Paper Industry PCL (Foreign)........................................         20        1,366
    Central Plaza Hotel PCL (Foreign)...........................................  2,188,300      903,786
    CH Karnchang PCL (Foreign)..................................................  2,889,700      747,093
    Charoong Thai Wire & Cable PCL (Foreign)....................................    452,700      131,761
    Country Group Securities PCL (Foreign)......................................    590,078       17,462
    Delta Electronics Thailand PCL (Foreign)....................................  1,879,600    1,509,793
    Dhipaya Insurance PCL (Foreign).............................................     16,400       12,427
    Diamond Building Products PCL (Foreign).....................................    485,000      102,520
    Dynasty Ceramic PCL (Foreign)...............................................    777,200    1,611,268
    Eastern Water Resources Development & Management PCL (Foreign)..............  2,280,200      622,884
    Electricity Generating PCL (Foreign)........................................    757,200    2,437,815
    Electricity Generating PCL (Foreign) NVDR...................................    116,500      375,073
    Erawan Group PCL (Foreign)..................................................  4,046,270      365,809
    Esso (Thailand) PCL (Foreign)...............................................  5,728,400    2,179,586
   *G J Steel PCL (Foreign)..................................................... 47,637,200      263,360
   *G Steel PCL (Foreign)....................................................... 27,015,300      430,488
   *GFPT PCL(Foreign)...........................................................  2,120,000      696,325
    GMM Grammy PCL (Foreign)....................................................    928,000      691,096
    Hana Microelectronics PCL (Foreign).........................................  1,395,496    1,016,556
    Hermraj Land & Development PCL (Foreign).................................... 15,170,100    1,470,143
   *Home Product Center PCL (Foreign)...........................................  6,376,044    2,902,914
    ICC International PCL (Foreign).............................................    204,600      292,761
    Italian-Thai Development PCL (Foreign) NVDR.................................  7,503,830      893,139

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES    VALUE++
                                                                                 ---------- ----------
THAILAND -- (Continued)
   *ITV PCL (Foreign)...........................................................  2,785,600 $   95,118
    Jasmine International PCL (Foreign)......................................... 11,935,000  1,226,491
    Kang Yong Electric PCL (Foreign)............................................     23,900    177,987
    KGI Securities (Thailand) PCL (Foreign).....................................  3,114,900    235,010
    Khon Kaen Sugar Industry PCL (Foreign)......................................  2,449,000  1,099,063
    Kiatnakin Bank PCL (Foreign) NVDR...........................................  1,089,500  1,310,943
    L.P.N. Development PCL (Foreign) NVDR.......................................    411,500    231,511
    Laguna Resorts & Hotels PCL (Foreign).......................................     80,500    109,951
    Lanna Resources PCL (Foreign)...............................................    632,300    596,315
    Loxley PCL (Foreign)........................................................  3,578,320    442,199
    LPN Development PCL (Foreign)...............................................  1,488,000    837,151
    Major Cineplex Group PCL (Foreign)..........................................  1,714,900  1,081,921
    MBK PCL (Foreign)...........................................................    330,900  1,024,983
    MCOT PCL (Foreign)..........................................................  1,097,600  1,044,059
    MCS Steel PCL (Foreign).....................................................    824,600    199,781
   *Minor International PCL (Foreign)...........................................  5,404,213  2,478,030
   *Modernform Group PCL (Foreign)..............................................    294,800     63,274
    Muang Thai Insurance PCL (Foreign)..........................................     19,588     49,527
    Muramoto Electronic (Thailand) PCL (Foreign)................................     14,000     85,593
    Padaeng Industry PCL (Foreign) NVDR.........................................    279,200    138,919
    Patum Rice Mill & Granary PCL (Foreign).....................................      5,500     13,057
    Polyplex PCL (Foreign)......................................................  1,373,300    692,233
    Precious Shipping PCL (Foreign).............................................  1,573,000    828,702
    Preuksa Real Estate PCL (Foreign)...........................................  3,557,600  1,781,692
   *Property Perfect PCL (Foreign).............................................. 10,474,800    432,618
    Quality Houses PCL (Foreign)................................................ 16,674,100  1,014,002
   *Raimon Land PLC (Foreign)...................................................  4,874,200    286,904
    Ratchaburi Electricity Generating Holding PCL (Foreign).....................     37,300     50,643
   *Regional Container Lines PCL (Foreign)......................................  1,366,900    393,400
   *Robinson Department Store PCL (Foreign).....................................  1,875,025  3,246,995
    Rojana Industrial Park PCL (Foreign)........................................  1,949,700    513,580
    Saha Pathana Inter-Holding PCL (Foreign)....................................    680,300    508,842
    Saha-Union PCL (Foreign)....................................................    551,900    538,439
   *Sahaviriya Steel Industries PCL (Foreign)................................... 34,822,700    860,659
    Samart Corp. PCL (Foreign)..................................................  1,749,400    543,310
    Samart I-Mobile PCL (Foreign)...............................................  8,442,100    546,334
    Samart Telcoms PCL (Foreign)................................................    999,300    438,717
    Sansiri PCL (Foreign)....................................................... 12,672,108    865,412
    SC Asset Corp. PCL (Foreign)................................................  1,245,300    599,364
    SE-Education PCL (Foreign)..................................................    138,900     57,367
   *Shinawatra Satellite PCL (Foreign)..........................................  2,518,100  1,293,853
    Siam City Cement PCL (Foreign)..............................................    176,800  1,891,616
    Siam Future Development PCL (Foreign).......................................  1,940,775    542,786
    Siam Makro PCL (Foreign)....................................................    355,600  4,429,099
    Siamgas & Petrochemicals PCL (Foreign)......................................  1,491,200    795,307
    Sino-Thai Engineering & Construction PCL (Foreign)..........................  2,222,600    975,776
    SNC Former PCL (Foreign)....................................................    462,900    459,137
    Somboon Advance Technology PCL (Foreign) (B05N984)..........................     15,850     14,433
    Somboon Advance Technology PCL (Foreign) (B05PZJ3)..........................    728,000    662,894
    Sri Trang Agro Industry PCL (Foreign).......................................  2,144,690  1,408,870
    STP & I PCL (Foreign).......................................................    670,435    648,632
    Supalai PCL (Foreign).......................................................  2,719,433  1,450,364
    SVI PCL (Foreign)...........................................................  3,411,100    414,878
   *Tata Steel (Thailand) PCL (Foreign).........................................  9,617,100    262,711
   *Thai Airways International PCL (Foreign)....................................  3,604,400  3,135,535
   *Thai Airways International PCL (Foreign) NVDR...............................    141,400    123,006
   *Thai Carbon Black PCL (Foreign).............................................    158,800    124,974
    Thai Rayon PCL (Foreign)....................................................      1,700      3,580
    Thai Reinsurance PCL (Foreign)..............................................  5,072,500    669,735
   *Thai Reinsurance PCL (Foreign) NVDR.........................................    833,200    110,009
    Thai Stanley Electric PCL (Foreign).........................................    128,500    785,626

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CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- ------------
THAILAND -- (Continued)
    Thai Tap Water Supply PCL (Foreign).........................................  6,490,400 $  1,371,954
    Thai Union Frozen Products PCL (Foreign)....................................  1,298,325    3,071,647
    Thai Vegetable Oil PCL (Foreign)............................................  1,833,175    1,389,040
    Thai Wacoal PCL (Foreign)...................................................     78,000      124,293
    Thai-German Ceramic Industry PCL (Foreign)..................................  1,267,900      200,390
    Thanachart Capital PCL (Foreign)............................................  2,288,600    2,363,026
    Thoresen Thai Agencies PCL (Foreign)........................................  1,336,500      834,498
    Ticon Industrial Connection PCL (Foreign)...................................  1,568,700      663,190
    Tipco Asphalt PCL (Foreign).................................................    306,190      495,381
    TIPCO Foods PCL (Foreign)...................................................    130,682       29,961
    Tisco Financial Group PCL (Foreign).........................................  1,185,300    1,618,946
    TPI Polene PCL (Foreign)....................................................  3,345,860    1,534,199
   *True Corp. PCL (Foreign).................................................... 23,704,694    2,836,854
   *Tycoons Worldwide Group PCL (Foreign).......................................    804,700      179,258
    Univanich Palm Oil PCL (Foreign)............................................     32,000      110,309
    Univentures PCL (Foreign)...................................................  1,801,100      160,488
    Vanachai Group PCL (Foreign)................................................  2,200,266      294,800
    Vibhavadi Medical Center PCL (Foreign)......................................    159,500       37,346
    Vinythai PCL (Foreign)......................................................  2,273,034    1,404,476
    Workpoint Entertainment PCL (Foreign).......................................    289,500      291,854
                                                                                            ------------
TOTAL THAILAND..................................................................             101,172,960
                                                                                            ------------
TURKEY -- (2.7%)
    Adana Cimento Sanayii T.A.S. Series A.......................................    279,409      636,791
    Adana Cimento Sanayii T.A.S. Series C.......................................    293,112      128,567
   *Advansa Sasa Polyester Sanayi A.S...........................................    547,195      402,051
    Afyon Cimento Sanayi T.A.S..................................................      1,584       80,526
    Akcansa Cimento Sanayi ve Ticaret A.S.......................................    260,352    1,156,447
   *Akenerji Elektrik Uretim A.S................................................    461,244      559,512
   *Akfen Holding A.S...........................................................    211,073    1,187,365
    Aksa Akrilik Kimya Sanayii A.S..............................................    471,932    1,156,513
   *Aksigorta A.S...............................................................    694,643      743,910
   *Aktas Elektrik Ticaret A.S..................................................        370       31,601
    Alarko Holding A.S..........................................................    330,327      816,798
   *Albaraka Turk Katilim Bankasi A.S...........................................    851,945      902,753
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.................................     60,001      132,587
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.........................    110,344    1,677,526
   *Anadolu Anonim Turk Sigorta Sirketi A.S.....................................  1,143,604      599,711
    Anadolu Cam Sanayii A.S.....................................................    472,758      773,273
    Anadolu Hayat Sigorta A.S...................................................    335,274      796,414
   *Aselsan Elektronik Sanayi Ve Ticaret A.S....................................    132,362      799,099
   *Asya Katilim Bankasi A.S....................................................  2,587,898    2,639,116
   *Ayen Enerji A.S.............................................................    149,376      138,647
    Aygaz A.S...................................................................    124,525      576,487
    Bagfas Bandirma Gubre Fabrikalari A.S.......................................     10,065    1,133,652
    Banvit Bandirma Vitaminli Yem Sanayii A.S...................................    158,502      316,139
    Bati Anabolu Cimento A.S....................................................    165,834      718,763
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...........................     40,255      117,379
   *Bizim Toptan Satis Magazalari A.S...........................................     91,837    1,349,310
    Bolu Cimento Sanayii A.S....................................................    359,959      317,806
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................     38,307      678,021
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S.................................        989       85,937
   *Boyner Buyuk Magazacilik A.S................................................    189,233      380,512
   *Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.............................        129       30,956
    Bursa Cimento Fabrikasi A.S.................................................    193,499      570,352
    Celebi Hava Servisi A.S.....................................................     36,194      334,170
    Cimsa Cimento Sanayi ve Ticaret A.S.........................................    219,659      983,300
   *Deva Holding A.S............................................................    212,008      282,665
   *Dogan Gazetecilik A.S.......................................................    114,947      104,101
   *Dogan Sirketler Grubu Holding A.S...........................................  4,138,708    1,955,157
   *Dogan Yayin Holding A.S.....................................................  2,528,626    1,008,885

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  SHARES    VALUE++
                                                                                 --------- ----------
TURKEY -- (Continued)
   *Dogus Otomotiv Servis ve Ticaret A.S........................................   490,086 $1,252,248
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.............................   146,617    253,069
    Eczacibasi Yatirim Holding Ortakligi A.S....................................   183,516    733,606
    EGE Seramik Sanayi ve Ticaret A.S...........................................   326,137    401,226
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...   971,733  1,189,578
   *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S..........................    19,461    585,923
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..........................     2,569    304,387
    Gentas Genel Metal Sanayi ve Ticaret A.S....................................   454,382    413,876
   *Global Yatirim Holding A.S.................................................. 1,285,339    988,460
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.............................    49,862     16,474
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................    14,260    560,335
    Goodyear Lastikleri T.A.S...................................................    31,518  1,070,836
   *GSD Holding A.S............................................................. 1,269,840    563,950
   *Gubre Fabrikalari Ticaret A.S...............................................   127,455    891,610
   *Gunes Sigorta A.S...........................................................   244,306    312,142
    Hektas Ticaret T.A.S........................................................    16,327     14,408
   *Hurriyet Gazetecilik ve Matbaacilik A.S.....................................   747,724    425,755
   *Ihlas EV Aletleri A.S.......................................................   387,355    171,960
   *Ihlas Holding A.S........................................................... 3,921,260  2,545,979
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..................................   211,259    414,319
   *Is Finansal Kiralama A.S....................................................   760,031    463,050
    Is Yatirim Menkul Degerler A.S..............................................   213,284    224,918
   *Isiklar Yatirim Holding A.S.................................................   375,491    169,045
    Ittifak Holding A.S.........................................................    32,850    118,997
   *Izmir Demir Celik Sanayi A.S................................................   312,383    925,578
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A................. 1,003,252    834,973
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.................   382,860    567,045
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D................. 3,099,959  1,694,783
   *Karsan Otomotiv Sanayii Ve Ticaret A.S......................................   266,647    176,105
   *Kartonsan Karton Sanayi ve Ticaret A.S......................................     4,848    676,718
   *Kerevitas Gida Sanayii ve Ticaret A.S.......................................     7,715    233,122
    Konya Cimento Sanayii A.S...................................................     4,921    927,804
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..........   144,399    341,474
   *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5)....................   365,003    716,119
   *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3)....................   365,003    712,860
    Mardin Cimento Sanayii ve Ticaret A.S.......................................   234,209    920,486
   *Marshall Boya ve Vernik A.S.................................................    19,463    637,455
   *Marti Otel Isletmeleri A.S..................................................        --         --
   *Menderes Tekstil Sanayi ve Ticaret A.S......................................   809,300    456,589
   *Metro Ticari ve Mali Yatirimlar Holding A.S................................. 1,051,565    335,388
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S..............................   149,549     96,262
   *Mudurnu Tavukculuk A.S......................................................     1,740        446
   *Nergis Holding A.S..........................................................     1,784      3,758
   *Net Holding A.S............................................................. 1,294,842  1,209,262
    Net Turizm Ticaret ve Sanayi A.S............................................   811,753    351,113
    Netas Telekomunikasyon A.S..................................................    13,916  2,036,239
    Nuh Cimento Sanayi A.S......................................................   242,086  1,488,435
    Otokar Otomotive Ve Savunma Sanayi A.S......................................    39,067    706,972
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................   301,041    931,313
   *Petkim Petrokimya Holding A.S............................................... 1,641,570  1,952,472
    Pinar Entegre Et ve Un Sanayi A.S...........................................    91,101    317,588
    Pinar SUT Mamulleri Sanayii A.S.............................................   119,566  1,247,067
   *Raks Elektronik Sanayi ve Ticaret A.S.......................................     2,730      1,228
   *Reysas Tasimacilik ve Lojistik Ticaret A.S..................................    36,537     21,638
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........................   119,455    337,181
    Sekerbank T.A.S............................................................. 1,758,090    941,372
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................................   745,263    700,496
    Soda Sanayii A.S............................................................   216,333    414,577
    Soktas Tekstil Sanayi ve Ticaret A.S........................................    26,835    103,116
   *TAT Konserve Sanayii A.S....................................................   224,516    305,893
   *Tekfen Holding A.S..........................................................   460,849  1,680,399

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ---------- --------------
TURKEY -- (Continued)
   *Tekstil Bankasi A.S.........................................................    677,940 $      281,991
    Tofas Turk Otomobil Fabrikasi A.S...........................................          1              4
   *Trabzonspor Sportif Yatirim ve T.A.S........................................     19,914        126,599
    Trakya Cam Sanayii A.S......................................................    777,394      1,120,536
    Turcas Petrol A.S...........................................................    381,553        602,058
   *Turk Traktor ve Ziraat Makineleri A.S.......................................     69,799      1,222,587
    Turkiye Sinai Kalkinma Bankasi A.S..........................................  1,819,747      2,364,199
    Ulker Biskuvi Sanayi A.S....................................................    471,319      1,428,177
   *Uzel Makina Sanayii A.S.....................................................    172,635             --
   *Vakif Finansal Kiralama A.S.................................................         --             --
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.....................................    320,568        414,390
   *Vestel Elektronik Sanayi ve Ticaret A.S.....................................    457,440        565,464
    Yapi Kredi Sigorta A.S......................................................    112,833      1,024,015
   *Zorlu Enerji Elektrik Uretim A.S............................................    590,322        528,004
                                                                                            --------------
TOTAL TURKEY....................................................................                75,070,300
                                                                                            --------------
TOTAL COMMON STOCKS.............................................................             2,497,611,872
                                                                                            --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
    Alpargatas SA...............................................................    534,600      4,305,070
    Banco ABC Brasil SA.........................................................    359,144      2,251,539
    Banco Alfa de Investimento SA...............................................      2,600          6,779
    Banco Cruzeiro do Sul SA....................................................     31,000        209,795
    Banco Daycoval SA...........................................................    118,200        579,172
    Banco do Estado do Rio Grande do Sul SA Series B............................    402,747      3,475,691
    Banco Industrial e Comercial SA.............................................    271,020        841,717
   *Banco Indusval SA...........................................................     11,800         53,548
    Banco Mercantil do Brasil SA................................................      8,069         50,671
    Banco Panamericano SA.......................................................    470,900      1,534,134
    Banco Pine SA...............................................................     87,335        608,457
    Banco Sofisa SA.............................................................     92,600        178,773
    Bardella SA Industrias Mecanicas............................................        500         21,247
   *Battistella Adm Participacoes SA............................................     61,600         54,292
   *Bombril SA..................................................................     17,600         72,389
   *Centrais Eletricas de Santa Catarina SA.....................................     68,900      1,548,501
    Cia de Gas de Sao Paulo SA Preferred Series A...............................    107,272      2,594,360
    Cia de Saneamento do Parana SA..............................................    181,200        699,647
    Cia de Tecidos Norte de Minas--Coteminas SA.................................    161,842        362,545
    Cia Energetica do Ceara SA Preferred Series A...............................    119,500      2,132,149
    Cia Ferro Ligas da Bahia-Ferbasa............................................    206,531      1,221,102
    Contax Participacoes SA.....................................................    165,000      2,146,736
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA......................    707,800     10,827,819
    Empressa Metropolitanade Aguas e Energia SA.................................     24,000        113,317
    Energisa SA.................................................................    131,126        145,837
    Eucatex SA Industria e Comercio SA..........................................     62,527        270,623
    Forjas Taurus SA............................................................    236,532        261,828
    Fras-Le Middle East SA Preferred Series A...................................     30,300         56,748
    Gol Linhas Aereas Inteligentes SA...........................................     10,000         53,144
   *Industria de Bebidas Antarctica Polar SA....................................     23,000         31,674
    Inepar SA Industria e Construcoes...........................................    209,968        254,453
   *Klabin SA...................................................................  1,412,700      6,759,082
   *Kroton Educacional SA.......................................................      2,934          5,002
    Mangels Industrial SA.......................................................     14,600         32,170
    Marcopolo SA................................................................  1,021,700      5,499,379
    Oi SA.......................................................................    124,800        749,658
    Parana Banco SA.............................................................     41,600        283,713
    Randon Participacoes SA.....................................................    586,826      3,103,222
    Saraiva SA Livreiros Editores...............................................     66,600        803,260
    Schulz SA...................................................................      9,000         35,412
   *Sharp SA Equipamentos Eletronicos........................................... 30,200,000            317
    Suzano Papel e Celulose SA..................................................    783,093      2,945,611

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   SHARES        VALUE++
                                                                                 ------------ --------------
BRAZIL -- (Continued)
    TAM SA......................................................................      135,800 $    3,265,783
   *Unipar Participacoes SA Preferred Series B..................................    1,603,879        244,013
    Whirlpool SA................................................................      297,516        530,679
                                                                                              --------------
TOTAL BRAZIL....................................................................                  61,221,058
                                                                                              --------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd........................................................      512,939         37,381
   *Trent, Ltd..................................................................        4,198         69,990
                                                                                              --------------
TOTAL INDIA.....................................................................                     107,371
                                                                                              --------------
MALAYSIA -- (0.0%)
   *TA Global Berhad............................................................    1,963,474        168,678
                                                                                              --------------
PHILIPPINES -- (0.0%)
   *Swift Foods, Inc............................................................            1             --
TOTAL PREFERRED STOCKS..........................................................                  61,497,107
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Panamericano SA Rights 05/09/12.......................................      186,054         10,737
                                                                                              --------------
INDIA -- (0.0%)
   *Jain Irrigation Systems, Ltd. Differential Voting Rights....................       27,842         22,559
                                                                                              --------------
MALAYSIA -- (0.0%)
   *Malayan Flour Mills Berhad Warrants.........................................      183,850             --
   *Notion VTEC Berhad Warrants 2017............................................       98,316          8,123
                                                                                              --------------
TOTAL MALAYSIA..................................................................                       8,123
                                                                                              --------------
SOUTH KOREA -- (0.0%)
   *Dayou Automotive Seat Technology Co., Ltd. Rights 05/23/12..................       33,706         17,746
   *Kumho Industrial Co., Ltd. Rights 05/16/12..................................        1,453             --
   *Pharmicell Co., Ltd. Rights 06/19/12........................................       16,494         25,469
                                                                                              --------------
TOTAL SOUTH KOREA...............................................................                      43,215
                                                                                              --------------
THAILAND -- (0.0%)
   *Apex Development PCL (Foreign) Rights 05/31/12..............................        3,536             --
   *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12....................      259,665        192,110
                                                                                              --------------
TOTAL THAILAND..................................................................                     192,110
                                                                                              --------------
TURKEY -- (0.0%)
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12.................      179,376        346,240
                                                                                              --------------
TOTAL RIGHTS/WARRANTS...........................................................                     622,984
                                                                                              --------------
                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT        VALUE+
                                                                                 ------------ --------------
                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @DFA Short Term Investment Fund.............................................  197,000,000    197,000,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
  (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
  valued at $720,703) to be repurchased at $706,576............................. $        707        706,572
                                                                                              --------------
TOTAL SECURITIES LENDING COLLATERAL.............................................                 197,706,572
                                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,390,373,864)..........................................................              $2,757,438,535
                                                                                              ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                   SHARES     VALUE++
                                                                                 ---------- ------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
    Banco Alfa de Investimento SA...............................................     97,200 $    290,659
    Banco Santander Brasil SA...................................................  1,701,517   13,809,232
    Banco Santander Brasil SA ADR............................................... 15,229,140  122,899,160
    Bematech SA.................................................................    507,000    1,090,523
   *BHG SA--Brazil Hospitality Group............................................        914       11,124
    BM&F Bovespa SA............................................................. 30,436,745  170,055,523
    BR Malls Participacoes SA...................................................  3,845,797   47,534,023
    BRF--Brasil Foods SA ADR....................................................  1,261,147   23,242,939
    Brookfield Incorporacoes SA.................................................  6,186,784   16,325,852
   *Camargo Correa Desenvolvimento Imobiliario SA...............................    751,000    1,922,661
    Cia Providencia Industria e Comercio SA.....................................    321,800    1,131,107
    Cosan SA Industria e Comercio...............................................  1,614,981   28,103,203
    CR2 Empreendimentos Imobiliarios SA.........................................     99,200      281,027
    Cremer SA...................................................................    258,570    2,509,532
    Duratex SA..................................................................    403,892    2,373,156
    Embraer SA ADR..............................................................    632,154   21,897,815
    Eternit SA..................................................................    530,123    2,781,119
    Even Construtora e Incorporadora SA.........................................  3,441,454   12,854,787
    EZ Tec Empreendimentos e Participacoes SA...................................    618,941    6,835,091
   *Fertilizantes Heringer SA...................................................    273,200    2,013,724
    Fibria Celulose SA..........................................................  1,472,064   11,746,239
    Fibria Celulose SA Sponsored ADR............................................  3,507,135   27,846,652
    Forjas Taurus SA............................................................    224,056      263,298
    Gafisa SA...................................................................  5,092,178    9,376,778
   #Gafisa SA ADR...............................................................  3,057,757   11,252,546
   *General Shopping Brasil SA..................................................    316,430    1,917,355
    Gerdau SA...................................................................  1,860,396   14,464,270
    Gol Linhas Aereas Inteligentes SA ADR.......................................     34,659      183,693
    Grendene SA.................................................................  1,130,243    5,822,724
    Guararapes Confeccoes SA....................................................      8,550      444,601
    Helbor Empreendimentos SA...................................................      8,400       40,807
    Hypermarcas SA..............................................................  5,790,281   37,636,902
   *IdeiasNet SA................................................................    670,830      879,823
    Iguatemi Empresa de Shopping Centers SA.....................................    225,460    4,915,729
    Industrias Romi SA..........................................................    627,600    1,929,405
    Inepar SA Industria e Construcoes...........................................     26,528       36,045
   *JBS SA...................................................................... 16,156,777   63,316,698
    JHSF Participacoes SA.......................................................  1,450,900    4,551,783
   *Kepler Weber SA.............................................................  4,157,400      523,451
   *Kroton Educacional SA Unit Shares...........................................    241,736    3,550,931
   *Log-in Logistica Intermodal SA..............................................    807,500    3,300,068
    M. Dias Branco SA...........................................................     68,600    1,979,383
   *Magnesita Refratarios SA....................................................  2,770,284    9,737,378
    Marfrig Alimentos SA........................................................  3,649,348   20,198,107
    Metalfrio Solutions SA......................................................     97,900      251,664
    Minerva SA..................................................................    801,025    3,630,803
   *MPX Energia SA..............................................................    237,300    6,370,244
    Multiplan Empreendimentos Imobiliarios SA...................................     57,768    1,360,745
    Obrascon Huarte Lain Brasil SA..............................................    427,500    3,693,794
    Oi SA.......................................................................     11,578       77,751
    Paranapanema SA.............................................................  4,107,545    6,270,732
    PDG Realty SA Empreendimentos e Participacoes...............................  4,662,317   10,957,784
    Petroleo Brasileiro SA......................................................  2,051,598   24,012,355
    Petroleo Brasileiro SA ADR.................................................. 12,594,248  296,468,598
   *Plascar Participacoes Industriais SA........................................  1,212,900      954,463
    Porto Seguro SA.............................................................    112,730    1,106,512
    Positivo Informatica SA.....................................................    614,426    2,175,787
    Profarma Distribuidora de Produtos Farmaceuticos SA.........................    150,125      755,291

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         SHARES        VALUE++
                                                                                      ------------- --------------
BRAZIL -- (Continued)
    Rodobens Negocios Imobiliarios SA................................................       306,101 $    1,785,716
    Rossi Residencial SA.............................................................     4,838,031     20,254,171
   *Sao Carlos Empreendimentos e Participacoes SA....................................        78,200      1,300,496
    Sao Martinho SA..................................................................       598,132      7,232,874
    SLC Agricola SA..................................................................       663,517      6,554,587
   *Springs Global Participacoes SA..................................................       438,409        747,491
    Sul America SA...................................................................     1,041,288      8,554,717
    Tecnisa SA.......................................................................       139,839        628,712
   *Tereos Internacional SA..........................................................       341,904        613,442
    Trisul SA........................................................................        91,961        132,190
    Triunfo Participacoes e Investimentos SA.........................................       160,500        769,598
    Usinas Siderurgicas de Minas Gerais SA...........................................     2,197,000     20,873,315
   *Vanguarda Agro SA................................................................     9,353,765      1,962,860
   *Via Varejo SA....................................................................        42,731        448,349
   *Viver Incorporadora e Construtora SA.............................................     2,794,225      3,532,819
                                                                                                    --------------
TOTAL BRAZIL.........................................................................                1,147,354,783
                                                                                                    --------------
CHILE -- (1.7%)
    Almendral SA.....................................................................       802,355        115,945
    Banco de Credito e Inversiones SA................................................        98,094      7,057,066
    Cementos Bio-Bio SA..............................................................       665,307        925,752
    Cencosud SA......................................................................     2,567,578     16,280,911
    Cia General de Electricidad SA...................................................     1,054,399      5,955,583
    Cintac SA........................................................................       153,487         83,847
   *Compania Sud Americana de Vapores SA.............................................    48,831,912      5,737,825
    Corpbanca SA..................................................................... 1,006,842,197     13,677,778
    Cristalerias de Chile SA.........................................................       264,624      2,345,667
    CTI Cia Tecno Industrial SA......................................................       488,163         35,221
    Embotelladora Andina SA Series A ADR.............................................        23,440        630,184
    Empresas CMPC SA.................................................................    17,015,840     69,943,486
    Empresas Copec SA................................................................     2,279,625     37,006,899
   *Empresas Hites SA................................................................       300,520        238,440
    Empresas Iansa SA................................................................    43,801,768      3,566,625
    Empresas La Polar SA.............................................................     2,473,110      2,100,385
    Enersis SA.......................................................................    35,842,974     14,643,824
    Enersis SA Sponsored ADR.........................................................     3,277,418     66,433,263
    Gasco SA.........................................................................       155,648      1,155,087
    Grupo Security SA................................................................       983,156        381,021
    Inversiones Aguas Metropolitanas SA..............................................     5,461,344      9,625,745
   *Madeco SA........................................................................    64,264,697      3,040,352
    Masisa SA........................................................................    36,930,742      4,111,029
    Minera Valparaiso SA.............................................................         7,390        250,218
   *Multiexport Foods SA.............................................................       138,103         37,294
    Parque Arauco SA.................................................................     1,391,681      2,703,895
    PAZ Corp. SA.....................................................................     1,272,412        681,977
    Ripley Corp. SA..................................................................     7,595,490      8,470,748
    Salfacorp SA.....................................................................       411,428      1,051,682
   *Sociedad Matriz SAAM SA..........................................................    53,986,924      6,454,837
    Sociedad Quimica y Minera de Chile SA Series A...................................        32,018      1,848,081
    Socovesa SA......................................................................     5,003,485      2,482,661
    Soquimic Comercial SA............................................................       189,354         57,380
    Vina Concha Y Toro SA............................................................       212,417        446,641
    Vina Concha Y Toro SA Sponsored ADR..............................................         2,846        119,504
    Vina San Pedro Tarapaca SA.......................................................    57,038,434        399,833
                                                                                                    --------------
TOTAL CHILE..........................................................................                  290,096,686
                                                                                                    --------------
CHINA -- (14.4%)
   *361 Degrees International, Ltd...................................................     6,550,000      2,068,723
   *A8 Digital Music Holdings, Ltd...................................................       474,000         55,762
    Agile Property Holdings, Ltd.....................................................    16,252,000     21,145,344
   *Agricultural Bank of China, Ltd. Series H........................................   113,122,000     53,355,994

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES      VALUE++
                                                               ----------- ------------
CHINA -- (Continued)
   #Aluminum Corp. of China, Ltd. ADR.........................     276,693 $  3,328,617
   #Aluminum Corp. of China, Ltd. Series H....................   8,702,000    4,188,475
    AMVIG Holdings, Ltd.......................................   5,277,100    2,949,150
   #Angang Steel Co., Ltd. Series H...........................  15,187,640   10,322,793
    Anhui Tianda Oil Pipe Co., Ltd. Series H..................   2,847,412      497,632
    Anton Oilfield Services Group.............................  15,722,527    2,438,646
    Asia Cement China Holdings Corp...........................   7,704,500    3,783,609
    Asian Citrus Holdings, Ltd................................   6,662,000    3,952,977
   *Ausnutria Dairy Corp., Ltd................................     268,000       50,431
   *AVIC International Holding HK, Ltd........................  20,490,285      644,732
    Bank of China, Ltd. Series H.............................. 833,879,331  347,245,478
    Bank of Communications Co., Ltd. Series H.................  95,486,574   73,601,691
    Baoye Group Co., Ltd. Series H............................   1,885,120    1,190,772
   *BaWang International Group Holding, Ltd...................   2,692,000      254,475
    Beijing Capital International Airport Co., Ltd. Series H..  23,895,599   15,445,371
   #Beijing Capital Land, Ltd. Series H.......................  17,229,060    4,724,250
   *Beijing Development HK, Ltd...............................   1,545,000      257,975
    Beijing Enterprises Holdings, Ltd.........................   6,247,500   34,823,578
    Beijing Jingkelong Co., Ltd. Series H.....................     207,000      182,857
    Beijing North Star Co., Ltd. Series H.....................   7,934,000    1,463,913
   *Beijing Properties Holdings, Ltd..........................     266,000       13,845
   *Besunyen Holdings Co., Ltd................................   5,053,000      459,557
   *Boer Power Holdings, Ltd..................................   1,836,000      658,055
    Bosideng International Holdings, Ltd......................   3,494,000    1,003,955
  #*Brilliance China Automotive Holdings, Ltd.................  11,654,000   12,571,736
   *BYD Electronic International Co., Ltd.....................  12,788,636    3,830,414
    C C Land Holdings, Ltd....................................  19,829,162    4,205,587
    Catic Shenzhen Holdings, Ltd. Series H....................   2,518,000    1,070,678
    Central China Real Estate, Ltd............................   7,789,350    2,026,523
    Centron Telecom International Holdings, Ltd...............   3,090,945      418,315
  #*Chaoda Modern Agriculture Holdings, Ltd...................  37,445,412    3,744,324
   *Chigo Holding, Ltd........................................  46,900,000    1,218,447
    China Aerospace International Holdings, Ltd...............  32,830,000    2,904,074
    China Agri-Industries Holdings, Ltd.......................  19,312,000   14,122,674
   *China All Access Holdings, Ltd............................   1,826,000      358,881
    China Aoyuan Property Group, Ltd..........................  14,845,000    2,078,685
    China Automation Group, Ltd...............................   6,056,000    1,662,171
    China BlueChemical, Ltd. Series H.........................   8,950,878    6,379,404
   #China Chengtong Development Group, Ltd....................   4,982,000      188,735
    China Citic Bank Corp., Ltd. Series H.....................  95,111,716   60,264,803
    China Coal Energy Co., Ltd. Series H......................  50,458,000   57,647,687
    China Communications Construction Co., Ltd. Series H......  65,814,327   65,577,521
    China Communications Services Corp., Ltd. Series H........  30,487,071   15,560,350
    China Construction Bank Corp. Series H.................... 153,591,940  119,391,468
   *China Corn Oil Co., Ltd...................................     486,000      227,007
    China COSCO Holdings Co., Ltd. Series H...................  34,140,500   19,684,923
    China Dongxiang Group Co., Ltd............................  46,914,127    6,315,273
   *China Energine International Holdings, Ltd................   7,322,390      253,649
    China Everbright, Ltd.....................................  11,857,869   18,717,587
   *China Glass Holdings, Ltd.................................   7,400,000    1,058,726
   *China Grand Forestry Green Resources Group, Ltd...........   4,465,400      386,349
   #China Green Holdings, Ltd.................................   7,362,800    2,142,681
    China Haidian Holdings, Ltd...............................  21,547,108    2,629,496
    China High Precision Automation Group, Ltd................     429,000      148,462
    China High Speed Transmission Equipment Group Co., Ltd....  16,788,000    8,082,348
    China Huiyuan Juice Group, Ltd............................   8,107,483    2,705,049
   *China ITS Holdings Co., Ltd...............................   6,411,000    1,026,323
   *China Lumena New Materials Corp...........................  53,224,000    9,639,169
    China Merchants Holdings International Co., Ltd...........   8,834,083   28,502,496
   *China Mining Resources Group, Ltd.........................  30,230,000      440,281
    China Minsheng Banking Corp., Ltd. Series H...............  47,642,500   49,422,352

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ----------- ------------
CHINA -- (Continued)
   *China Molybdenum Co., Ltd. Series H.........................................   6,710,000 $  2,592,003
    China National Materials Co., Ltd. Series H.................................  10,514,000    4,042,862
   *China Nickel Resources Holdings Co., Ltd....................................   5,532,000      439,706
   *China Oil & Gas Group, Ltd..................................................  24,905,715    2,493,158
   #China Oriental Group Co., Ltd...............................................      26,000        6,732
    China Petroleum & Chemical Corp. ADR........................................     993,796  104,815,664
    China Petroleum & Chemical Corp. Series H................................... 116,064,289  123,273,143
    China Pharmaceutical Group, Ltd.............................................  15,098,000    3,102,378
   *China Precious Metal Resources Holdings Co., Ltd............................   3,476,000      616,611
   *China Properties Group, Ltd.................................................   7,152,000    2,099,222
   *China Qinfa Group, Ltd......................................................   4,370,000      969,170
    China Railway Construction Corp., Ltd. Series H.............................  29,320,514   23,258,372
  #*China Rare Earth Holdings, Ltd..............................................  20,507,000    5,387,704
   *China Renewable Energy Investment, Ltd......................................   2,031,109       65,246
    China Resources Enterprise, Ltd.............................................   3,254,000   11,778,449
   #China Resources Land, Ltd...................................................  23,181,727   44,360,538
   *China Rongsheng Heavy Industries Group Holdings, Ltd........................  16,169,000    4,012,464
   *China Sanjiang Fine Chemicals Co., Ltd......................................   1,369,000      435,178
    China SCE Property Holdings, Ltd............................................   1,065,000      246,602
    China Shanshui Cement Group, Ltd............................................      82,000       65,865
   *China Shipping Container Lines Co., Ltd. Series H...........................  56,393,700   18,269,519
    China Shipping Development Co., Ltd. Series H...............................  16,813,488   10,863,477
   *China Singyes Solar Technologies Holdings, Ltd..............................   2,379,000    1,170,321
    China South City Holdings, Ltd..............................................   7,970,462    1,095,780
  #*China Southern Airlines Co., Ltd. Series H..................................  16,512,000    7,399,567
    China Starch Holdings, Ltd..................................................  18,180,000      640,264
    China Sunshine Paper Holdings Co., Ltd......................................   2,660,500      303,127
   *China Tianyi Holdings, Ltd..................................................     168,000       31,572
   *China Tontine Wines Group, Ltd..............................................   5,482,000      618,493
    China Travel International Investment Hong Kong, Ltd........................  52,275,631   10,470,988
   #China Unicom Hong Kong, Ltd.................................................   3,578,000    6,266,908
    China Unicom Hong Kong, Ltd. ADR............................................   7,316,862  127,167,062
   *China Vanadium Titano--Magnetite Mining Co., Ltd............................  14,186,000    3,211,461
    China Wireless Technologies, Ltd............................................   3,484,000      526,346
    China Yurun Food Group, Ltd.................................................   9,092,000   11,546,241
    China Zhongwang Holdings, Ltd...............................................  20,430,954    8,408,389
  #*Chongqing Iron & Steel Co., Ltd. Series H...................................   7,012,000    1,247,196
    Chongqing Machinery & Electric Co., Ltd. Series H...........................  18,992,000    3,455,682
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...................   5,373,000    2,011,997
   *CIMC Enric Holdings, Ltd....................................................   3,116,000    1,717,035
   #Citic Pacific, Ltd..........................................................  16,793,000   27,559,011
   *Citic Resources Holdings, Ltd...............................................  42,756,000    7,011,998
  #*Clear Media, Ltd............................................................     641,000      392,607
   *Coastal Greenland, Ltd......................................................   8,098,000      261,104
   *Comtec Solar Systems Group, Ltd.............................................   5,938,000      766,345
    COSCO International Holdings, Ltd...........................................  10,334,000    4,482,544
    COSCO Pacific, Ltd..........................................................  20,422,187   29,522,334
   *Coslight Technology International Group, Ltd................................   1,250,000      368,158
    Country Garden Holdings Co., Ltd............................................  31,360,146   13,484,408
    CPMC Holdings, Ltd..........................................................   1,898,000    1,289,483
   *Da Ming International Holdings, Ltd.........................................       4,000          726
    DaChan Food Asia, Ltd.......................................................   3,296,000      621,195
    Dalian Port (PDA) Co., Ltd. Series H........................................  14,122,000    3,214,996
   *Daqing Dairy Holdings, Ltd..................................................   3,316,000      718,022
   *Dawnrays Pharmaceutical Holdings, Ltd.......................................      84,000       21,317
   *DBA Telecommunication Asia Holdings, Ltd....................................   2,544,000    1,535,916
    Dynasty Fine Wines Group, Ltd...............................................   9,228,600    1,787,873
    Embry Holdings, Ltd.........................................................     412,000      229,671
    Evergrande Real Estate Group, Ltd...........................................   3,679,000    2,112,065
   *Evergreen International Holdings, Ltd.......................................   1,205,000      338,150
    Fantasia Holdings Group Co., Ltd............................................   8,696,515      991,121

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   SHARES     VALUE++
                                                                                 ---------- -----------
CHINA -- (Continued)
    First Tractor Co., Ltd. Series H............................................  3,192,000 $ 2,966,536
    Fosun International, Ltd.................................................... 14,051,744   8,335,082
    Franshion Properties China, Ltd............................................. 42,632,580  11,766,124
    Fufeng Group, Ltd...........................................................  1,105,000     446,297
    Geely Automobile Holdings, Ltd.............................................. 14,605,000   5,402,555
   #Global Bio-Chem Technology Group Co., Ltd................................... 35,702,360   7,004,254
   *Global Sweeteners Holdings, Ltd............................................. 10,400,350     946,201
   *Glorious Property Holdings, Ltd............................................. 37,522,000   5,706,118
    Goldbond Group Holdings, Ltd................................................  1,830,000      81,591
   *Golden Meditech Holdings, Ltd............................................... 11,423,679   1,410,831
    Goldlion Holdings, Ltd......................................................  1,142,000     492,349
    GOME Electrical Appliances Holding, Ltd..................................... 24,001,000   4,392,534
   *Great Wall Motor Co., Ltd. Series H.........................................  6,489,500  13,910,723
   #Great Wall Technology Co., Ltd. Series H....................................  7,486,035   1,699,475
    Greentown China Holdings, Ltd...............................................  9,234,591   6,404,939
   #Guangshen Railway Co., Ltd..................................................    866,000     320,796
    Guangshen Railway Co., Ltd. Sponsored ADR...................................    426,392   8,007,642
    Guangzhou Automobile Group Co., Ltd. Series H............................... 27,145,572  29,971,668
    Guangzhou Investment Co., Ltd............................................... 67,580,170  14,977,880
    Guangzhou Pharmaceutical Co., Ltd. Series H.................................  1,334,000   1,296,964
    Guangzhou R&F Properties Co., Ltd. Series H................................. 12,814,314  17,021,647
    Hainan Meilan International Airport Co., Ltd. Series H......................  1,968,000   1,253,328
    Harbin Electric Co., Ltd. Series H.......................................... 10,165,474  10,554,708
   *Heng Tai Consumables Group, Ltd............................................. 74,825,195   2,010,700
   *Hi Sun Technology, Ltd......................................................    384,000      58,755
    Hidili Industry International Development, Ltd.............................. 20,082,000   6,820,615
   #HKC Holdings, Ltd........................................................... 38,232,878   1,890,875
   *Honghua Group, Ltd.......................................................... 16,779,970   3,037,790
   #Hopson Development Holdings, Ltd............................................ 11,228,000   6,752,160
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.................................... 15,196,104   2,942,840
   *Hunan Nonferrous Metal Corp., Ltd. Series H.................................  8,438,000   2,459,281
    Huscoke Resources Holdings, Ltd............................................. 15,398,000     200,784
   *Hutchison Harbour Ring, Ltd.................................................  6,812,000     603,787
    Industrial & Commercial Bank of China, Ltd. Series H........................ 34,519,996  22,891,980
    Inspur International, Ltd................................................... 33,376,713   1,049,516
    Jingwei Textile Machinery Co., Ltd. Series H................................  1,314,000     819,918
    Ju Teng International Holdings, Ltd......................................... 10,836,249   2,258,079
   *Kai Yuan Holdings, Ltd...................................................... 63,120,000   1,653,163
   *Kaisa Group Holdings, Ltd................................................... 18,044,632   3,789,210
    Kasen International Holdings, Ltd...........................................  1,885,000     242,877
    Kingboard Chemical Holdings, Ltd............................................  7,651,871  21,376,149
    Kingboard Laminates Holdings, Ltd...........................................  5,732,500   2,658,563
    Kingway Brewery Holdings, Ltd...............................................  3,238,000   1,129,725
    KWG Property Holding, Ltd................................................... 20,557,000  13,461,962
    Lai Fung Holdings, Ltd...................................................... 24,189,280     438,211
   *Le Saunda Holdings, Ltd.....................................................     60,000      20,726
   #Lee & Man Paper Manufacturing, Ltd.......................................... 15,796,000   7,369,336
   *Leoch International Technology, Ltd.........................................    721,000     179,157
    Lijun International Pharmaceutical Holding, Ltd............................. 11,160,046   2,418,657
    Lingbao Gold Co., Ltd. Series H.............................................  3,978,000   1,973,256
   *LK Technology Holdings, Ltd.................................................    112,500      26,555
    Loudong General Nice Resources China Holdings, Ltd.......................... 17,994,000   1,414,723
   #Maanshan Iron & Steel Co., Ltd. Series H.................................... 27,114,000   7,589,755
   *Maoye International Holdings, Ltd...........................................    968,000     228,015
   *Media China Corp., Ltd......................................................  3,711,250      44,035
    Metallurgical Corp of China, Ltd. Series H.................................. 23,596,659   5,208,283
    Min Xin Holdings, Ltd.......................................................  1,642,000     879,013
   *Mingyuan Medicare Development Co., Ltd...................................... 37,380,264     961,561
    Minmetals Land, Ltd......................................................... 19,889,205   2,480,580
   *Minmetals Resources, Ltd....................................................  4,156,000   2,117,599
    Minth Group, Ltd............................................................  3,666,000   4,635,078

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ----------- -----------
CHINA -- (Continued)
   *Nan Hai Corp, Ltd...........................................................  31,450,000 $   121,119
    NetDragon Websoft, Inc......................................................   1,739,500   1,196,508
   #New World China Land, Ltd...................................................  25,162,600   7,724,717
    New World Department Store China, Ltd.......................................     395,000     269,099
    Nine Dragons Paper Holdings, Ltd............................................  17,305,000  14,186,689
   *O-Net Communications Group, Ltd.............................................   2,396,000     605,153
  #*Oriental Ginza Holdings, Ltd................................................   1,700,000      62,289
   *Overseas Chinese Town Asia Holdings, Ltd....................................      80,000      30,923
   *PAX Global Technology, Ltd..................................................      36,000       5,892
   *Peak Sport Products Co., Ltd................................................   9,689,000   2,251,476
   *PetroAsian Energy Holdings, Ltd.............................................  42,498,084     994,274
    PetroChina Co., Ltd. ADR....................................................      11,686   1,739,111
   #Poly Hong Kong Investment, Ltd..............................................  27,154,488  14,163,304
   *Pou Sheng International Holdings, Ltd.......................................   9,813,529     907,426
    Powerlong Real Estate Holdings, Ltd.........................................   8,761,000   1,491,315
    Prosperity International Holdings HK, Ltd...................................  19,400,000     959,902
    Qin Jia Yuan Media Services Co., Ltd........................................  10,447,250     141,087
    Qingling Motors Co., Ltd. Series H..........................................  12,466,000   3,955,573
    Qunxing Paper Holdings Co., Ltd.............................................   5,020,071   1,328,784
    Real Gold Mining, Ltd.......................................................   3,137,500   3,562,653
    Real Nutriceutical Group, Ltd...............................................  10,161,000   2,626,607
    Regent Manner International, Ltd............................................     387,000      84,553
    Renhe Commercial Holdings Co., Ltd..........................................  30,296,000   1,744,864
   #REXLot Holdings, Ltd........................................................  89,856,150   8,084,077
   *Royale Furniture Holdings, Ltd..............................................   2,306,375     739,332
    Samson Holding, Ltd.........................................................   7,632,452   1,010,554
   *Semiconductor Manufacturing International Corp.............................. 160,584,000   7,954,621
   *Semiconductor Manufacturing International Corp. ADR.........................   1,331,701   3,236,033
    Shandong Chenming Paper Holdings, Ltd. Series H.............................   3,991,318   1,839,947
    Shandong Molong Petroleum Machinery Co., Ltd. Series H......................     110,613      81,108
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H...........................     984,000     236,286
   #Shanghai Industrial Holdings, Ltd...........................................   8,464,918  28,133,628
   *Shanghai Industrial Urban Development Group, Ltd............................  12,674,000   2,691,834
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H............  17,206,000   2,523,338
    Shanghai Prime Machinery Co., Ltd. Series H.................................   8,532,000   1,318,693
   *Shanghai Zendai Property, Ltd...............................................  18,955,000     342,585
    Shengli Oil & Gas Pipe Holdings, Ltd........................................   8,560,500     945,572
    Shenzhen International Holdings, Ltd........................................ 107,165,000   7,293,973
   #Shenzhen Investment, Ltd....................................................  38,517,494   8,936,669
    Shimao Property Holdings, Ltd...............................................  22,765,535  29,845,786
    Shougang Concord Century Holdings, Ltd......................................   7,134,299     298,724
   #Shougang Concord International Enterprises Co., Ltd.........................  83,508,208   4,436,493
   #Shougang Fushan Resources Group, Ltd........................................  41,342,594  14,407,782
    Shui On Land, Ltd...........................................................  39,894,704  16,655,700
   *Sijia Group Co., Ltd........................................................     470,000     127,639
    Silver Grant International Industries, Ltd..................................  20,310,804   4,309,818
    SIM Technology Group, Ltd...................................................  11,326,000     770,677
   *Sino Dragon New Energy Holdings, Ltd........................................   1,128,000      45,606
  #*Sino Oil & Gas Holdings, Ltd................................................  92,790,000   2,313,017
   *Sino Prosper State Gold Resources Holdings, Ltd.............................  10,250,000     545,984
  #*Sino Union Energy Investment Group, Ltd.....................................  44,300,000   3,766,606
    SinoCom Software Group, Ltd.................................................   1,160,000     148,667
    Sinofert Holdings, Ltd......................................................  32,720,000   7,106,589
   *Sinolink Worldwide Holdings, Ltd............................................  17,370,508   1,379,197
    SinoMedia Holding, Ltd......................................................   2,919,139   1,711,424
    Sino-Ocean Land Holdings, Ltd...............................................  42,211,377  19,579,375
    Sinopec Kantons Holdings, Ltd...............................................  17,712,600  12,523,242
    Sinotrans Shipping, Ltd.....................................................  16,628,416   3,957,564
    Sinotrans, Ltd. Series H....................................................  24,191,000   4,097,727
    Sinotruk Hong Kong, Ltd.....................................................   8,784,335   5,341,078
   #Skyworth Digital Holdings, Ltd..............................................  30,494,445  12,415,111

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   SHARES      VALUE++
                                                                                 ---------- --------------
CHINA -- (Continued)
   *SMI Corp., Ltd..............................................................  4,616,000 $      162,521
    Soho China, Ltd............................................................. 28,138,388     21,812,799
    Solargiga Energy Holdings, Ltd.............................................. 10,309,486        857,252
    SPG Land Holdings, Ltd......................................................  3,690,575        750,329
   #SRE Group, Ltd.............................................................. 35,548,000      1,753,173
   *Sunac China Holdings, Ltd...................................................  1,844,000        569,924
    Sunny Optical Technology Group Co., Ltd.....................................  4,128,000      1,369,190
    Tak Sing Alliance Holdings, Ltd.............................................  3,394,391        313,317
   #TCC International Holdings, Ltd............................................. 13,755,056      4,731,779
   *TCL Communication Technology Holdings, Ltd..................................    504,000        200,488
  #*TCL Multimedia Technology Holdings, Ltd.....................................  8,958,200      5,068,965
    Texhong Textile Group, Ltd..................................................  1,648,000        695,450
    Tian An China Investments Co., Ltd..........................................  7,019,000      3,332,581
   *Tian Shan Development Holdings, Ltd.........................................    342,000         88,436
    Tiangong International Co., Ltd............................................. 14,139,944      3,485,945
    Tianjin Port Development Holdings, Ltd......................................  9,121,657      1,230,516
    Tianneng Power International, Ltd...........................................  7,680,280      3,771,782
    Tomson Group, Ltd...........................................................  2,947,206        682,918
   *Tong Ren Tang Technologies Co., Ltd. Series H...............................     14,000         20,316
    TPV Technology, Ltd.........................................................  9,884,496      2,257,498
   *Trauson Holdings Co., Ltd...................................................     40,000         15,277
    Travelsky Technology, Ltd. Series H......................................... 16,861,500      9,312,137
   *Trony Solar Holdings Co., Ltd...............................................  8,775,000        739,798
   #Truly International Holdings, Ltd........................................... 21,705,500      3,255,050
  #*VODone, Ltd................................................................. 43,780,000      6,207,473
    Wasion Group Holdings, Ltd..................................................  5,755,291      2,421,835
    Weiqiao Textile Co., Ltd. Series H..........................................  7,549,500      3,715,551
   *West China Cement, Ltd...................................................... 26,102,000      6,229,837
    Wuyi International Pharmaceutical Co., Ltd..................................  3,925,000        206,728
    Xiamen International Port Co., Ltd. Series H................................ 15,128,000      1,922,280
    Xingda International Holdings, Ltd..........................................  9,936,000      4,305,936
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.......................  4,927,000      2,552,581
   *Xinjiang Goldwind Science & Technology Co., Ltd. Series H...................    265,200        130,568
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H..........................  9,837,000      2,672,567
   *Xiwang Sugar Holdings Co., Ltd.............................................. 11,548,736      1,434,957
   *XTEP International Holdings, Ltd............................................  2,106,500        947,975
   *Yantai North Andre Juice Co. Series H.......................................  1,280,000         60,928
    Yip's Chemical Holdings, Ltd................................................    246,000        193,450
   *Youyuan International Holdings, Ltd.........................................      2,663            660
   *Yuzhou Properties Co........................................................    309,000         67,493
  #*Zhejiang Glass Co., Ltd. Series H...........................................    437,000             --
   *Zhong An Real Estate, Ltd...................................................  4,641,800        575,612
                                                                                            --------------
TOTAL CHINA.....................................................................             2,435,797,598
                                                                                            --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.....................................................................    124,647      5,025,254
    Komercni Banka A.S..........................................................     35,676      6,554,336
    Pegas Nonwovens SA..........................................................    146,968      3,372,623
    Telefonica Czech Republic A.S...............................................  1,037,226     20,932,232
  #*Unipetrol A.S...............................................................  1,437,021     13,270,491
                                                                                            --------------
TOTAL CZECH REPUBLIC............................................................                49,154,936
                                                                                            --------------
HUNGARY -- (0.5%)
   *Danubius Hotel & Spa P.L.C..................................................    136,180      1,754,432
   *EGIS Pharmaceuticals P.L.C..................................................     55,686      3,717,911
   *Fotex Holding SE Co., Ltd...................................................    899,183      1,000,348
   *MOL Hungarian Oil & Gas P.L.C...............................................    213,192     17,625,656
   #OTP Bank P.L.C..............................................................  3,721,253     65,232,464
   *PannErgy P.L.C..............................................................    182,512        531,268

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CONTINUED


                                                                                   SHARES     VALUE++
                                                                                 ---------- -----------
HUNGARY -- (Continued)
    Tisza Chemical Group P.L.C..................................................    235,780 $ 2,242,636
                                                                                            -----------
TOTAL HUNGARY...................................................................             92,104,715
                                                                                            -----------
INDIA -- (7.4%)
   *A2Z Maintenance & Engineering Services, Ltd.................................     59,997     113,297
    Aban Offshore, Ltd..........................................................    238,529   1,872,711
    ABG Shipyard, Ltd...........................................................    244,227   1,756,972
    Aditya Birla Nuvo, Ltd......................................................    497,024   8,765,649
    Ajmera Realty & Infra India, Ltd............................................     50,552     111,304
    Akzo Nobel India, Ltd.......................................................     49,108     811,104
    Alembic Pharmaceuticals, Ltd................................................    619,600     636,622
   *Alembic, Ltd................................................................    619,600     199,161
    Allahabad Bank, Ltd.........................................................  1,322,551   4,148,822
    Alok Industries, Ltd........................................................  3,963,647   1,471,389
    Amara Raja Batteries, Ltd...................................................     19,236     106,803
    Ambuja Cements, Ltd.........................................................  3,351,972   9,553,317
    Amtek Auto, Ltd.............................................................  1,056,413   2,531,526
    Anant Raj Industries, Ltd...................................................  1,255,498   1,391,402
   *Andhra Bank, Ltd............................................................  1,979,123   4,367,064
    Ansal Properties & Infrastructure, Ltd......................................    598,206     370,346
   *Apollo Hospitals Enterprise, Ltd............................................    361,043   4,315,005
    Apollo Tyres, Ltd...........................................................  1,676,970   2,863,017
   *Arvind, Ltd.................................................................  1,642,738   2,703,795
   *Ashok Leyland, Ltd.......................................................... 17,481,814  10,657,482
    Asian Hotels East, Ltd......................................................      1,050       5,533
    Aurobindo Pharma, Ltd.......................................................  1,667,252   4,152,245
    Axis Bank, Ltd..............................................................    178,488   3,734,578
    Bajaj Finance, Ltd..........................................................     93,989   1,550,223
    Bajaj Finserv, Ltd..........................................................      2,123      29,557
    Bajaj Hindusthan, Ltd.......................................................  4,079,964   2,351,125
    Bajaj Holdings & Investment, Ltd............................................    350,953   5,601,124
    Balkrishna Industries, Ltd..................................................     22,245     122,056
    Ballarpur Industries, Ltd...................................................  3,776,483   1,775,813
    Balmer Lawrie & Co., Ltd....................................................     62,797     652,572
    Balrampur Chini Mills, Ltd..................................................  2,395,121   2,487,249
    Bank of Baroda..............................................................    797,959  11,630,714
    Bank of India...............................................................  1,576,873  10,538,290
    Bank of Maharashtra, Ltd....................................................  1,377,981   1,424,636
    BASF India, Ltd.............................................................        632       7,366
    BEML, Ltd...................................................................    190,772   1,926,030
    Bengal & Assam Co., Ltd.....................................................      9,237      41,841
   *BGR Energy Systems, Ltd.....................................................    157,715     981,919
    Bhushan Steel, Ltd..........................................................  1,046,329   8,570,297
    Birla Corp., Ltd............................................................    117,478     570,169
    Bl Kashyap & Sons, Ltd......................................................    112,932      23,350
    Bombay Dyeing & Manufacturing Co., Ltd......................................    125,117   1,241,089
    Bombay Rayon Fashions, Ltd..................................................     66,045     316,697
    Brigade Enterprises, Ltd....................................................      5,099       5,315
   *Cairn India, Ltd............................................................  3,528,374  23,124,839
    Canara Bank.................................................................  1,319,532  10,879,715
    Central Bank of India.......................................................  2,633,015   4,909,845
    Century Enka, Ltd...........................................................      1,913       4,084
    Century Textiles & Industries, Ltd..........................................    692,091   4,270,697
    Chambal Fertilizers & Chemicals, Ltd........................................  1,259,609   1,815,744
    Cholamandalam Investment & Finance Co., Ltd.................................     11,397      38,949
    City Union Bank, Ltd........................................................  1,232,912   1,142,969
    Coromandel International, Ltd...............................................     72,186     350,133
    Corporation Bank............................................................    253,148   1,956,743
   *Cranes Software International, Ltd..........................................    127,339       6,107
    Dalmia Bharat Enterprises, Ltd..............................................    159,852     387,339
    Dalmia Cement (Bharat), Ltd.................................................    130,837      31,690

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  SHARES     VALUE++
                                                                                 --------- -----------
INDIA -- (Continued)
   *DB Realty, Ltd..............................................................   987,606 $ 1,370,509
    DCM Shriram Consolidated, Ltd...............................................   216,466     182,318
   *Deccan Chronicle Holdings, Ltd..............................................   507,992     389,196
    Deepak Fertilizers & Petrochemicals Corp., Ltd..............................   424,886   1,106,036
   *DEN Networks, Ltd...........................................................     8,713      18,019
    Dena Bank...................................................................    99,442     175,775
   *Development Credit Bank, Ltd................................................ 1,868,686   1,620,501
    Dewan Housing Finance Corp., Ltd............................................   115,020     477,451
    Dhanalakshmi Bank, Ltd......................................................   470,051     566,923
    Dishman Pharmaceuticals & Chemicals, Ltd....................................    89,818      77,758
    DLF, Ltd.................................................................... 5,425,061  19,232,958
   *Dredging Corp. of India, Ltd................................................    66,613     344,729
    E.I.D.--Parry (India), Ltd..................................................   754,586   2,565,717
    Edelweiss Financial Services, Ltd........................................... 1,123,000     627,711
    Educomp Solutions, Ltd......................................................   576,138   2,124,344
    Eicher Motors, Ltd..........................................................    40,864   1,763,317
    EIH, Ltd....................................................................   872,785   1,388,092
    Elder Pharmaceuticals, Ltd..................................................   136,186     816,030
    Electrosteel Casings, Ltd...................................................   723,522     282,896
    Elgi Equipments, Ltd........................................................    35,934      52,607
    Era Infra Engineering, Ltd..................................................   793,497   2,123,893
    Escorts, Ltd................................................................ 1,272,669   1,778,120
   *Essar Oil, Ltd..............................................................   832,718     858,255
   *Essar Ports, Ltd............................................................   622,634   1,066,443
   *Essar Shipping, Ltd.........................................................   288,928     165,797
    Essel Propack, Ltd..........................................................   750,981     480,089
    Everest Kanto Cylinder, Ltd.................................................   351,825     197,069
   *Everonn Education, Ltd......................................................    90,893     392,256
    FAG Bearings (India), Ltd...................................................       500      14,725
    FDC, Ltd....................................................................   131,817     199,786
   *Federal Bank, Ltd........................................................... 1,716,368  13,698,199
   *Federal-Mogul Goetze (India), Ltd...........................................     8,496      44,437
    Financial Technologies (India), Ltd.........................................   111,963   1,450,518
    Finolex Cables, Ltd.........................................................   530,760     347,021
    Finolex Industries, Ltd.....................................................   695,629     779,009
   *Fortis Healthcare, Ltd......................................................   885,243   1,802,427
    Future Capital Holdings, Ltd................................................   229,589     618,495
    GAIL India, Ltd.............................................................   462,491   2,889,048
    Gammon India, Ltd...........................................................   480,755     423,096
    Gateway Distriparks, Ltd....................................................   239,619     688,172
    Geodesic, Ltd...............................................................   615,394     531,829
    Geojit BNP Paribas Financial Services, Ltd..................................     9,369       3,129
    Gitanjali Gems, Ltd.........................................................   513,757   3,176,774
   *Glodyne Technoserve, Ltd....................................................    34,199     265,061
    Godawari Power & Ispat, Ltd.................................................    12,722      30,309
    Godfrey Phillips India, Ltd.................................................       717      50,531
    Graphite India, Ltd.........................................................   502,507     865,316
    Grasim Industries, Ltd......................................................    15,142     735,411
    Great Eastern Shipping Co., Ltd.............................................   982,256   4,733,635
    Great Offshore, Ltd.........................................................    47,996      79,847
   *GTL Infrastructure, Ltd..................................................... 3,109,565     534,909
    Gujarat Alkalies & Chemicals, Ltd...........................................   421,803   1,009,030
    Gujarat Fluorochemicals, Ltd................................................   216,585   1,891,424
    Gujarat Narmada Valley Fertilizers Co., Ltd.................................   657,301   1,020,856
    Gujarat NRE Coke, Ltd....................................................... 1,615,120     622,668
    Gujarat State Fertilizers & Chemicals, Ltd..................................   445,217   3,733,613
    Gulf Oil Corp., Ltd.........................................................   194,724     300,845
    HBL Power Systems, Ltd......................................................   430,244     125,517
    HCL Infosystems, Ltd........................................................ 1,013,669     861,498
    HEG, Ltd....................................................................   136,218     581,623
   *HeidelbergCement India, Ltd.................................................   541,608     316,881

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
INDIA -- (Continued)
   *Hexa Tradex, Ltd.............................................    348,084 $    495,376
    Hexaware Technologies, Ltd...................................  2,847,378    6,976,806
    Hikal, Ltd...................................................      2,987       15,763
    Hindalco Industries, Ltd..................................... 13,995,859   31,900,752
    Hinduja Global Solutions, Ltd................................     63,466      377,970
    Hinduja Ventures, Ltd........................................     68,545      512,346
    Hindustan Construction Co., Ltd..............................  6,741,542    2,703,912
    Hotel Leelaventure, Ltd......................................  1,357,335      829,584
   *Housing Development & Infrastructure, Ltd....................  3,564,318    5,440,175
    HSIL, Ltd....................................................    144,457      454,972
    ICICI Bank, Ltd..............................................    919,070   15,385,795
    ICICI Bank, Ltd. Sponsored ADR...............................  3,805,302  128,961,685
    ICSA (India), Ltd............................................    280,681       99,476
    IDBI Bank, Ltd...............................................  2,831,993    5,454,983
   *Idea Cellular, Ltd...........................................  7,335,889   10,931,482
    IFCI, Ltd....................................................  6,602,323    5,182,453
    India Cements, Ltd...........................................  2,819,105    4,514,604
    *India Infoline, Ltd.........................................  2,508,308    2,624,184
    Indiabulls Financial Services, Ltd...........................  1,795,884    8,252,583
    *Indiabulls Infrastructure and Power, Ltd.................... 10,676,958    1,568,115
    Indiabulls Real Estate, Ltd..................................  3,177,847    3,786,869
    Indian Bank..................................................  1,190,634    5,135,256
    Indian Hotels Co., Ltd.......................................  3,540,025    4,154,791
    Indian Overseas Bank.........................................  1,876,037    3,102,141
    Indo Rama Synthetics (India), Ltd............................    180,172       98,591
    IndusInd Bank, Ltd...........................................  1,091,668    6,894,549
    INEOS ABS India, Ltd.........................................     28,114      389,197
    Infotech Enterprises, Ltd....................................     21,152       65,264
    Infrastructure Development Finance Co., Ltd..................  6,072,777   13,862,540
    ING Vysya Bank, Ltd..........................................    289,910    2,001,673
    Ingersoll-Rand India, Ltd....................................     28,609      271,380
    Ipca Laboratories, Ltd.......................................    160,859    1,101,340
    ISMT, Ltd....................................................    311,182      161,256
   *IVRCL Assets & Holdings, Ltd.................................     46,934       43,100
    IVRCL Infrastructures & Projects, Ltd........................  3,989,984    4,672,704
    J.B. Chemicals & Pharmaceuticals, Ltd........................    373,888      481,307
    Jai Balaji Industries, Ltd...................................     16,461       12,180
    Jai Corp., Ltd...............................................    659,451      847,576
    Jaiprakash Associates, Ltd................................... 13,738,534   19,397,733
    Jammu & Kashmir Bank, Ltd....................................    272,824    4,819,354
   *Jaypee Infratech, Ltd........................................    423,237      369,757
    JBF Industries, Ltd..........................................     96,294      207,021
   *Jet Airways (India), Ltd.....................................    358,288    2,281,318
    Jindal Poly Films, Ltd.......................................    203,346      752,251
    Jindal Saw, Ltd..............................................  1,966,409    5,773,847
   *Jindal South West Holdings, Ltd..............................        364        4,640
   *Jindal Stainless, Ltd........................................    746,050    1,105,141
    JK Cement, Ltd...............................................     69,931      185,449
    JK Lakshmi Cement, Ltd.......................................    217,323      268,702
    JK Tyre & Industries, Ltd....................................     84,255      138,263
    JM Financial, Ltd............................................  1,866,183      491,883
    JSW Energy, Ltd..............................................  2,855,736    2,674,442
   *JSW ISPAT Steel, Ltd.........................................  4,904,285    1,105,183
    JSW Steel, Ltd...............................................  1,467,112   19,237,822
    Jubilant Industries, Ltd.....................................     12,130       61,232
    Jubilant Organosys, Ltd......................................    430,223    1,476,135
   *Jyothy Laboratories, Ltd.....................................        382        1,276
    Jyoti Structures, Ltd........................................      4,680        3,922
    K.S.B. Pumps, Ltd............................................      7,582       31,993
   *Kakinada Fertilizers, Ltd....................................  2,082,494      442,975
    Kalpataru Power Transmission, Ltd............................     97,879      185,573

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES        VALUE++
                                                                  ---------     ----------
INDIA -- (Continued)
   *Kalyani Investment Co., Ltd..................................     8,518     $   65,660
    Kalyani Steels, Ltd..........................................    49,945         56,049
    Karnataka Bank, Ltd.......................................... 1,659,587      2,848,308
    Karur Vysya Bank, Ltd........................................   294,278      2,253,191
    Karuturi Global, Ltd......................................... 2,133,835        201,797
    KEC International, Ltd.......................................    82,753         89,755
    Kesoram Industries, Ltd......................................   187,382        479,903
   *Kingfisher Airlines, Ltd..................................... 2,060,576        592,084
    Kirloskar Industries, Ltd....................................     8,838         49,412
    Kirloskar Oil Engines, Ltd...................................   328,770        910,642
   *KSK Energy Ventures, Ltd.....................................    10,787         13,038
    Lakshmi Machine Works, Ltd...................................     4,518        139,647
    Lakshmi Vilas Bank, Ltd......................................   384,784        582,875
   *Landmark Property Development Co., Ltd.......................   201,134          7,071
    LIC Housing Finance, Ltd..................................... 1,173,644      5,798,794
    Madhucon Projects, Ltd.......................................   174,483        168,396
    Madras Cements, Ltd..........................................   493,400      1,386,073
   *Mahanagar Telephone Nigam, Ltd............................... 1,806,325        858,791
  #*Mahanagar Telephone Nigam, Ltd. ADR..........................   100,249         91,227
    Maharashtra Scooters, Ltd....................................     4,450         27,663
    Maharashtra Seamless, Ltd....................................   183,417      1,317,641
    Mahindra & Mahindra Financial Services, Ltd..................    28,111        370,193
    Mahindra Lifespace Developers, Ltd...........................   136,422        828,671
    Manaksia, Ltd................................................   147,412        139,284
    Maruti Suzuki India, Ltd.....................................   213,044      5,548,383
   *Mastek, Ltd..................................................    58,981        110,458
   *MAX India, Ltd...............................................    62,495        235,247
    McLeod Russel (India), Ltd...................................   707,622      3,753,817
   *Mercator Lines, Ltd.......................................... 2,620,115      1,058,546
   *Merck, Ltd...................................................    28,846        332,313
    MindTree, Ltd................................................    26,874        301,047
    Monnet Ispat, Ltd............................................   165,498      1,516,277
   *Moser Baer (India), Ltd......................................   578,106        158,520
    Mphasis, Ltd.................................................    37,279        260,535
    MRF, Ltd.....................................................    17,453      3,797,449
    Mukand, Ltd..................................................   237,046        142,122
    Nagarjuna Construction Co., Ltd.............................. 2,202,664      2,091,890
   *Nagarjuna Oil Refinery, Ltd.................................. 1,893,177        289,185
    Nahar Capital & Financial Services, Ltd......................    18,244         14,795
    Nahar Spinning Mills, Ltd....................................     6,026          5,546
    National Aluminium Co., Ltd.................................. 1,158,468      1,304,441
    Nava Bharat Ventures, Ltd....................................    22,955         89,613
    NIIT Technologies, Ltd.......................................   436,637      2,228,717
    NIIT, Ltd.................................................... 1,198,069      1,002,236
    NOCIL, Ltd...................................................   410,986        132,782
    Noida Toll Bridge Co., Ltd...................................   659,041        319,595
    OCL India, Ltd...............................................    84,049        150,047
   *OMAXE, Ltd...................................................   695,491      1,997,488
   *OnMobile Global, Ltd.........................................   198,810        202,271
    Orbit Corp., Ltd.............................................   431,838        396,840
    Orchid Chemicals & Pharmaceuticals, Ltd......................   556,542      1,901,279
    Orient Paper & Industries, Ltd...............................   335,647        354,895
    Oriental Bank of Commerce....................................   843,629      3,702,682
   *Oswal Chemical & Fertilizers, Ltd............................   481,366        332,938
    Panacea Biotec, Ltd..........................................    68,042         99,918
   *Parsvnath Developers, Ltd.................................... 1,545,045      1,666,930
   *Patni Computer Systems, Ltd..................................   438,000      4,212,777
   *Patni Computer Systems, Ltd. ADR.............................    55,441      1,079,436
    Peninsula Land, Ltd..........................................   224,699        134,193
    Petronet LNG, Ltd............................................ 2,811,637      7,364,753
    Piramal Healthcare, Ltd......................................   629,192      5,256,590

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CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
INDIA -- (Continued)
    Plethico Pharmaceuticals, Ltd................................    199,399 $  1,394,204
    Polaris Financial Technology, Ltd............................    396,842      992,515
    Polyplex Corp., Ltd..........................................     22,174       75,010
    Power Finance Corp., Ltd.....................................     16,793       54,160
   *Prism Cement, Ltd............................................    485,261      441,196
    PSL, Ltd.....................................................     21,802       24,683
    PTC (India), Ltd.............................................  2,393,412    2,714,995
    Punj Lloyd, Ltd..............................................  2,873,787    2,938,087
   *Punjab & Sind Bank...........................................     96,300      133,207
    Rain Commodities, Ltd........................................  1,341,773    1,010,519
    Rajesh Exports, Ltd..........................................    429,470    1,165,983
    Ranbaxy Laboratories, Ltd....................................     76,980      732,652
    Raymond, Ltd.................................................    340,181    2,601,923
    REI Agro, Ltd................................................  4,060,276      863,048
    REI Six Ten Retail, Ltd......................................    439,400       88,385
   *Reliance Broadcast Network, Ltd..............................     16,864       15,997
    Reliance Capital, Ltd........................................  1,332,296    8,298,434
    Reliance Communications, Ltd.................................  7,699,434   10,962,481
    Reliance Industries, Ltd..................................... 17,003,711  239,838,476
   *Reliance Industries, Ltd. Sponsored GDR......................    107,000    3,019,540
   *Reliance Power, Ltd..........................................  6,851,138   13,939,696
    Rolta (India), Ltd...........................................  1,402,924    2,328,028
    Ruchi Soya Industries, Ltd...................................  1,591,478    2,683,215
    Rural Electrification Corp., Ltd.............................  2,768,400   10,951,147
    S. Kumars Nationwide, Ltd....................................  1,585,339      938,018
   *SEAMEC, Ltd..................................................     37,241       60,775
    Sesa Goa, Ltd................................................  5,326,934   19,057,899
    Shipping Corp. of India, Ltd.................................  1,672,081    1,961,669
    Shiv-Vani Oil & Gas Exploration Services, Ltd................     93,090      288,032
    Shree Renuka Sugars, Ltd.....................................  4,945,876    2,994,234
    Simplex Infrastructures, Ltd.................................      1,570        6,985
    Sintex Industries, Ltd.......................................  1,801,294    2,534,752
    SKF (India), Ltd.............................................      9,374      118,287
    Sobha Developers, Ltd........................................    489,167    3,044,911
    Sona Koyo Steering Systems, Ltd..............................     64,698       16,246
    South Indian Bank, Ltd.......................................  9,724,062    4,427,558
    SREI Infrastructure Finance, Ltd.............................  1,470,670      722,602
    SRF, Ltd.....................................................    266,306    1,206,473
    State Bank of Bikaner & Jaipur...............................      6,872       49,657
    State Bank of India..........................................  1,545,488   62,445,740
    State Bank of India Sponsored GDR............................      5,732      465,850
    Steel Authority of India, Ltd................................  5,465,207    9,799,903
    Sterling Biotech, Ltd........................................  1,378,264      246,268
    Sterlite Industries (India), Ltd.............................  5,746,256   11,630,006
   #Sterlite Industries (India), Ltd. ADR........................  2,573,639   21,078,103
    Sterlite Technologies, Ltd...................................  1,281,513      890,776
    Strides Arcolab, Ltd.........................................    228,102    2,888,031
    Sundaram Finance, Ltd........................................      5,730       72,800
    Sundram Fastners, Ltd........................................     55,097       58,492
   *Suzlon Energy, Ltd........................................... 12,199,536    5,251,813
    Syndicate Bank...............................................  1,987,444    3,962,235
    Tamilnadu Newsprint & Papers, Ltd............................     58,711      121,848
    Tanla Solutions, Ltd.........................................     87,874       10,693
    Tata Chemicals, Ltd..........................................  1,091,283    6,988,201
    Tata Communications, Ltd. ADR................................     30,720      276,480
   *Tata Investment Corp., Ltd...................................     56,799      488,735
    Tata Steel, Ltd..............................................  5,110,167   44,825,688
    Tata Tea, Ltd................................................  4,602,216   10,236,661
    TCI Developers, Ltd..........................................      2,437        5,982
   *Teledata Marine Solutions, Ltd...............................    267,258        1,825
    Time Technoplast, Ltd........................................    498,379      520,555

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CONTINUED


                                                                     SHARES        VALUE++
                                                                  ------------- --------------
INDIA -- (Continued)
    Titagarh Wagons, Ltd.........................................       106,381 $      691,654
    Transport Corp of India, Ltd.................................        68,548         82,887
    Trent, Ltd...................................................        17,717        308,937
    Triveni Turbine, Ltd.........................................       240,000        196,983
    Tube Investments of India, Ltd...............................       637,619      1,683,140
    Tulip IT Services, Ltd.......................................       408,936        722,015
    UCO Bank.....................................................     2,760,403      4,052,697
    Uflex, Ltd...................................................       440,201        966,093
    Unichem Laboratories, Ltd....................................       199,000        540,606
    Union Bank of India, Ltd.....................................       797,003      3,404,772
   *Unitech, Ltd.................................................    17,601,093      8,867,388
    United Phosphorus, Ltd.......................................     1,825,763      4,020,503
    United Spirits, Ltd..........................................        41,486        612,883
    Unity Infraprojects, Ltd.....................................       132,583        122,758
    Usha Martin, Ltd.............................................     1,441,016        811,933
   *Vardhman Special Steels, Ltd.................................        19,609          7,814
    Vardhman Textiles, Ltd.......................................        99,836        406,390
    Varun Shipping Co., Ltd......................................       269,190         89,011
    Videocon Industries, Ltd.....................................       891,313      2,913,754
    Videsh Sanchar Nigam, Ltd....................................     1,053,665      4,779,657
    Vijaya Bank, Ltd.............................................     2,079,121      2,310,640
    Voltamp Transformers, Ltd....................................           724          7,153
    Walchandnagar Industries, Ltd................................        36,885         53,269
    Welspun Corp., Ltd...........................................     1,541,955      3,665,579
   *Wockhardt, Ltd...............................................        27,242        375,962
    Zee Entertainment Enterprises, Ltd...........................     2,320,396      5,541,280
   *Zee Learn, Ltd...............................................       259,820        100,364
   *Zuari Holdings, Ltd..........................................       128,304        813,890
    Zuari Industries, Ltd........................................       128,304        393,994
    Zylog Systems, Ltd...........................................        39,105        479,826
                                                                                --------------
TOTAL INDIA......................................................                1,243,665,432
                                                                                --------------
INDONESIA -- (3.5%)
    PT Adaro Energy Tbk..........................................    20,591,500      4,149,253
    PT Adhi Karya Persero Tbk....................................     9,203,617        988,735
   *PT Agis Tbk..................................................    59,762,000      1,001,013
    PT AKR Corporindo Tbk........................................    16,068,900      7,193,964
    PT Aneka Tambang Persero Tbk.................................    63,040,000     11,775,318
    PT Asahimas Flat Glass Tbk...................................     5,277,000      3,539,518
    PT Astra Graphia Tbk.........................................     4,213,000        686,035
   *PT Bakrie & Brothers Tbk..................................... 1,056,525,750      5,731,249
    PT Bakrie Sumatera Plantations Tbk...........................   180,133,500      5,855,495
   *PT Bakrie Telecom Tbk........................................   285,762,000      7,909,393
   *PT Bakrieland Development Tbk................................   641,373,520      8,137,645
    PT Bank Bukopin Tbk..........................................    56,865,833      4,506,546
    PT Bank Danamon Indonesia Tbk................................    34,396,054     20,907,722
    PT Bank Mandiri Persero Tbk..................................    58,708,431     47,081,241
    PT Bank Negara Indonesia Persero Tbk.........................   115,821,441     50,526,211
   *PT Bank Pan Indonesia Tbk....................................   150,362,201     14,014,321
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.........       154,000         17,188
   *PT Bank Permata Tbk..........................................       304,000         50,859
    PT Bank Tabungan Negara Persero Tbk..........................    35,480,362      5,305,244
   *PT Barito Pacific Tbk........................................    15,007,000      1,155,268
   *PT Berlian Laju Tanker Tbk...................................   128,161,466      2,733,219
    PT Bhakti Investama Tbk......................................   264,033,200     13,153,321
   *PT Bisi International Tbk....................................     3,318,500        302,897
    PT Budi Acid Jaya Tbk........................................    15,362,000        406,901
   *PT Bumi Resources Minerals Tbk...............................       169,000         10,651
    PT Bumi Resources Tbk........................................   260,037,500     57,099,619
   *PT Bumi Serpong Damai Tbk....................................     7,147,000      1,106,163
   *PT Central Proteinaprima Tbk.................................   178,071,500      1,026,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ----------- -----------
INDONESIA -- (Continued)
   *PT Charoen Pokphand Indonesia Tbk............................  75,187,330 $22,370,226
    PT Ciputra Development Tbk...................................  98,226,500   8,099,444
    PT Ciputra Surya Tbk.........................................  16,452,000   3,757,226
    PT Clipan Finance Indonesia Tbk..............................   2,995,500     157,551
   *PT Darma Henwa Tbk........................................... 246,575,442   2,082,893
   *PT Davomas Adabi Tbk......................................... 138,239,500     752,078
    PT Elnusa Tbk................................................  27,207,500     575,966
   *PT Energi Mega Persada Tbk................................... 568,704,378  11,893,052
    PT Ever Shine Textile Tbk....................................  19,342,215     338,839
    PT Gajah Tunggal Tbk.........................................  23,755,000   6,635,742
   *PT Global Mediacom Tbk.......................................  96,486,000  17,389,288
    PT Gozco Plantations Tbk.....................................  24,081,000     835,374
   *PT Great River International Tbk.............................   1,788,000          --
    PT Gudang Garam Tbk..........................................   6,235,500  40,045,463
   *PT Hero Supermarket Tbk......................................     350,000     169,468
    PT Holcim Indonesia Tbk......................................  14,197,000   3,970,348
   *PT Indah Kiat Pulp & Paper Corp. Tbk.........................  32,296,500   3,718,596
    PT Indika Energy Tbk.........................................  29,492,000   7,031,552
    PT Indofood Sukses Makmur Tbk................................  56,391,500  29,632,480
    PT Indorama Synthetics Tbk...................................      41,500       8,599
   *PT Intiland Development Tbk..................................  26,523,500   1,235,102
    PT Japfa Comfeed Indonesia Tbk...............................   5,270,750   2,413,074
    PT Jaya Real Property Tbk....................................  25,528,000   7,499,657
   *PT Kawasan Industri Jababeka Tbk............................. 290,552,500   7,251,659
    PT Lautan Luas Tbk...........................................   2,102,000     200,620
    PT Lippo Karawaci Tbk........................................ 260,084,437  23,438,782
   *PT Matahari Putra Prima Tbk..................................  35,459,900   3,621,107
    PT Mayorah Indah Tbk.........................................   8,664,572  18,803,497
    PT Medco Energi Internasional Tbk............................  26,880,000   6,121,704
    PT Media Nusantara Citra Tbk.................................  24,295,594   5,932,157
    PT Mitra Adiperkasa Tbk......................................   2,627,500   1,980,998
   *PT Mitra International Resources Tbk.........................  38,631,660     672,549
    PT Pabrik Kertas Tjiwi Kimia Tbk.............................     239,500      81,892
   *PT Pan Brothers Tbk..........................................      87,500       4,654
   *PT Panasia Indosyntec Tbk....................................     403,200      11,955
   *PT Panin Financial Tbk....................................... 247,955,500   4,116,436
    PT Panin Insurance Tbk.......................................  30,688,500   1,831,479
   *PT Pembangunan Perumahan Persero Tbk.........................   7,232,500     549,674
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk........  24,748,384   7,849,542
   *PT Polychem Indonesia Tbk....................................  16,325,000     922,857
    PT Ramayana Lestari Sentosa Tbk..............................  23,360,500   2,170,295
    PT Sampoerna Agro Tbk........................................   9,209,441   3,274,777
    PT Samudera Indonesia Tbk....................................     415,500     186,247
    PT Selamat Sempurna Tbk......................................  15,274,000   3,400,775
   *PT Sentul City Tbk........................................... 219,316,000   7,493,969
    PT Sinar Mas Agro Resources & Technology Tbk.................   7,828,900   5,271,221
   *PT Sinar Mas Multiartha Tbk..................................       2,000         870
    PT Summarecon Agung Tbk......................................  40,062,357   7,521,186
   *PT Sunson Textile Manufacturer Tbk...........................   6,012,000     123,258
   *PT Surya Dumai Industri Tbk..................................   5,145,000          --
    PT Surya Toto Indonesia Tbk..................................      46,400     213,307
   *PT Suryainti Permata Tbk.....................................  17,378,000     168,287
   *PT Tiga Pilar Sejahtera Food Tbk.............................  18,565,222   1,432,603
    PT Timah Persero Tbk.........................................  31,858,400   6,279,917
   *PT Total Bangun Persada TbK..................................     379,000      24,259
   *PT Trias Sentosa Tbk.........................................     336,500      15,149
    PT Trimegah Securities Tbk...................................  34,298,000     469,091
   *PT Truba Alam Manunggal Engineering Tbk...................... 129,244,500     702,122
    PT Tunas Baru Lampung Tbk....................................  15,714,500   1,039,478
    PT Tunas Ridean Tbk..........................................  42,848,500   3,587,845
   *PT Ultrajaya Milk Industry & Trading Co. Tbk.................  13,717,500   1,772,396

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
INDONESIA -- (Continued)
    PT Unggul Indah Cahaya Tbk...................................    371,435 $     79,012
    PT Vale Indonesia Tbk........................................ 41,280,500   13,864,319
    PT Wijaya Karya Persero Tbk.................................. 31,604,002    3,358,348
                                                                             ------------
TOTAL INDONESIA..................................................             592,824,207
                                                                             ------------
ISRAEL -- (0.0%)
    Bank of Jerusalem, Ltd.......................................     16,518       21,209
    Delta-Galil Industries, Ltd..................................         --            4
   *Electra Real Estate, Ltd.....................................         --           --
   *Elron Electronic Industries, Ltd.............................          1            3
   *Feuchtwanger Investments, Ltd................................     10,500           33
    Formula Systems (1985), Ltd..................................         --           --
   *Formula Vision Technologies, Ltd.............................         --           --
   *Israel Steel Mills, Ltd......................................     97,000        1,005
   *Kardan Israel, Ltd...........................................         --           --
   *Knafaim Holdings, Ltd........................................     69,163      316,859
   *Koor Industries, Ltd.........................................          1           12
   *Liberty Properties, Ltd......................................      2,533       22,243
   *Mivtach Shamir Holdings, Ltd.................................     40,184      937,796
   *Naphtha Israel Petroleum Corp., Ltd..........................         --            1
                                                                             ------------
TOTAL ISRAEL.....................................................               1,299,165
                                                                             ------------
MALAYSIA -- (3.3%)
   *A&M Realty Berhad............................................    603,400       91,060
    Adventa Berhad...............................................     62,000       29,263
    Aeon Co. Berhad..............................................     37,500      117,456
    Affin Holdings Berhad........................................  9,611,900    9,734,729
    AirAsia Berhad...............................................  7,771,800    8,526,769
   *Alam Maritim Resources Berhad................................  4,010,300      903,731
    Alliance Financial Group Berhad.............................. 15,065,600   19,597,794
    Amcorp Properties Berhad.....................................  1,047,267      151,960
    AMMB Holdings Berhad......................................... 22,003,862   45,388,959
    Ann Joo Resources Berhad.....................................  2,857,200    1,826,377
    APM Automotive Holdings Berhad...............................  1,216,800    1,892,326
    Apollo Food Holdings Berhad..................................    109,000      105,464
    Asas Dunia Berhad............................................    252,800       93,835
    Axiata Group Berhad..........................................    211,150      370,491
   *AYS Ventures Berhad..........................................      7,954          438
    Bandar Raya Developments Berhad..............................  4,151,900    3,072,556
    Batu Kawan Berhad............................................  2,242,250   13,907,668
    Berjaya Assets Berhad........................................    105,600       28,558
    Berjaya Corp. Berhad......................................... 31,291,680    8,257,675
   *Berjaya Land Berhad.......................................... 13,220,000    3,666,568
   *Berjaya Media Berhad.........................................    299,800       42,181
    BIMB Holdings Berhad.........................................  4,601,200    3,849,356
    Bina Darulaman Berhad........................................     57,800       22,948
   *BLD Plantation Berhad........................................        900        2,750
    Bolton Berhad................................................  1,288,000      327,430
    Boustead Holdings Berhad.....................................  6,109,298   10,538,382
    Cahya Mata Sarawak Berhad....................................  1,819,100    1,467,913
    CB Industrial Product Holding Berhad.........................    248,800      233,074
    Chemical Co. of Malaysia Berhad..............................    311,000      154,018
    Chin Teck Plantations Berhad.................................    304,700      904,897
    Coastal Contracts Berhad.....................................  2,477,300    1,599,581
    CSC Steel Holdings Berhad....................................  2,370,500    1,086,815
    Cycle & Carriage Bintang Berhad..............................    241,300      227,973
   *Datuk Keramik Holdings Berhad................................    127,000           --
    Dijaya Corp. Berhad..........................................    931,800      338,876
    DRB-Hicom Berhad............................................. 11,392,500    9,561,798
    Eastern & Oriental Berhad.................................... 12,554,815    5,761,951
    ECM Libra Avenue Berhad......................................  7,346,426    1,891,108

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
MALAYSIA -- (Continued)
    Esso (Malaysia) Berhad.......................................  1,319,400 $ 1,561,919
   *Evergreen Fibreboard Berhad..................................  3,586,926   1,061,771
    Faber Group Berhad...........................................  2,402,100   1,300,096
    Far East Holdings Berhad.....................................    388,800     964,988
   *Fountain View Development Berhad.............................  2,573,200          --
    Gamuda Berhad................................................  1,852,500   2,172,889
    Genting (Malaysia) Berhad....................................  7,435,100   9,412,454
    Genting Plantations Berhad...................................    400,300   1,240,691
    Glomac Berhad................................................  4,305,500   1,185,716
    Goldis Berhad................................................  3,016,125   2,042,746
   *Green Packet Berhad..........................................  1,037,400     200,065
    GuocoLand (Malaysia) Berhad..................................  1,288,100     344,601
    Hap Seng Consolidated Berhad................................. 11,882,800   6,460,801
    Hap Seng Plantations Holdings Berhad.........................  3,279,900   3,231,536
   *Hiap Teck Venture Berhad.....................................     49,600       9,719
   *Ho Wah Genting Berhad........................................  2,210,200     283,483
    Hong Leong Financial Group Berhad............................  2,051,251   8,080,204
    Hong Leong Industries Berhad.................................  1,225,800   1,736,126
   *Hubline Berhad...............................................  4,627,900     122,169
    Hunza Properties Berhad......................................  1,033,300     494,548
    Hwang-DBS (Malaysia) Berhad..................................    908,700     717,146
    IGB Corp. Berhad............................................. 13,750,190  12,437,464
    IJM Corp. Berhad............................................. 19,815,680  35,773,971
    IJM Land Berhad..............................................  4,611,100   3,353,848
    IJM Plantations Berhad.......................................    490,300     531,456
   *Inch Kenneth Kajang Rubber Berhad............................     56,600      10,562
   *Insas Berhad.................................................  5,034,048     714,244
    Integrax Berhad..............................................    910,200     384,660
   *Iris Corp. Berhad............................................  3,757,500     217,260
   *Jaks Resources Berhad........................................  5,336,600     915,163
    Jaya Tiasa Holdings Berhad...................................  1,279,912   3,993,486
   *K & N Kenanga Holdings Berhad................................  2,968,600     561,877
   *Karambunai Corp. Berhad...................................... 19,239,800   1,044,860
    Keck Seng (Malaysia) Berhad..................................  2,515,500   3,300,317
    Kian Joo Can Factory Berhad..................................  4,132,680   2,683,581
   *KIG Glass Industrial Berhad..................................    260,000       2,578
    Kim Loong Resources Berhad...................................    425,700     366,586
    Kinsteel Berhad..............................................  8,135,400   1,205,749
    KLCC Property Holdings Berhad................................  6,568,600   7,360,346
   *KNM Group Berhad............................................. 14,497,525   3,985,935
   *Knusford Berhad..............................................     73,800      47,314
    KrisAssets Holdings Berhad...................................    250,377     578,133
    KSL Holdings Berhad..........................................    799,566     364,137
    KUB (Malaysia) Berhad........................................  6,366,600   1,300,622
    Kulim (Malaysia) Berhad......................................  9,703,300  13,532,945
    Kumpulan Fima Berhad.........................................  2,178,600   1,322,561
   *Kumpulan Hartanah Selangor Berhad............................    181,000      28,684
    Kumpulan Perangsang Selangor Berhad..........................  1,741,700     575,207
    Kwantas Corp. Berhad.........................................    249,100     198,868
   *Land & General Berhad........................................  1,895,400     203,069
   *Landmarks Berhad.............................................  4,118,808   1,291,773
    Latexx Partners Berhad.......................................  1,151,800     534,813
   *LBS Bina Group Berhad........................................    106,400      28,073
   *Leader Universal Holdings Berhad.............................  5,376,733   1,891,810
    Lingui Development Berhad....................................  1,356,814     686,399
   *Lion Corp. Berhad............................................  1,371,081     189,423
    Lion Diversified Holdings Berhad.............................  4,064,800     420,896
    Lion Forest Industries Berhad................................    177,500      81,858
    Lion Industries Corp. Berhad.................................  7,646,681   3,524,288
    Mah Sing Group Berhad........................................  2,150,600   1,391,936
   *Malayan Flour Mills Berhad...................................    661,450     409,673

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- -----------
MALAYSIA -- (Continued)
   *Malayan United Industries Berhad.............................    200,244 $    13,897
    Malaysia Airports Holdings Berhad............................    791,300   1,512,215
   *Malaysian Airlines System Berhad.............................  3,795,300   1,528,695
    Malaysian Bulk Carriers Berhad...............................  2,956,325   1,560,274
    Malaysian Pacific Industries Berhad..........................    677,875     669,048
    Malaysian Resources Corp. Berhad.............................  1,267,500     696,455
    MBM Resources Berhad.........................................  1,511,333   2,456,796
    Media Prima Berhad...........................................    103,800      87,431
    Mega First Corp. Berhad......................................  1,101,700     614,641
    Metro Kajang Holdings Berhad.................................    869,508     565,371
   *Metroplex Berhad.............................................    817,000          --
    MISC Berhad..................................................  3,829,504   6,058,610
   *MK Land Holdings Berhad......................................  9,637,500     905,744
    MMC Corp. Berhad............................................. 12,611,180  10,953,665
    MNRB Holdings Berhad.........................................  1,250,800   1,093,699
    Mudajaya Group Berhad........................................  2,884,000   2,451,339
    Muhibbah Engineering Berhad..................................  5,002,700   2,025,442
   *MUI Properties Berhad........................................    139,700       6,902
   *Mulpha International Berhad.................................. 31,821,100   4,615,812
    MWE Holdings Berhad..........................................    270,000     124,499
    Naim Holdings Berhad.........................................  1,841,500   1,202,889
    NCB Holdings Berhad..........................................  2,451,500   3,611,455
    Negri Sembilan Oil Palms Berhad..............................    167,600     342,689
    Oriental Holdings Berhad.....................................  3,717,279   7,873,446
    Oriental Interest Berhad.....................................    139,100      56,642
    OSK Holdings Berhad..........................................  7,069,371   3,983,584
   *OSK Ventures International Berhad............................    519,697      71,698
    P.I.E. Industrial Berhad.....................................    323,600     526,335
    Pacific & Orient Berhad......................................    283,730      88,849
    Panasonic Manufacturing (Malaysia) Berhad....................    383,380   2,871,931
   *Paracorp Berhad..............................................    252,000         833
    Paramount Corp. Berhad.......................................    989,100     512,257
    PBA Holdings Berhad..........................................  1,502,500     462,520
    Pelikan International Corp. Berhad...........................  4,130,320   1,070,571
   *Perdana Petroleum Berhad.....................................  1,106,300     224,167
   *Perisai Petroleum Teknologi Berhad...........................  1,179,200     337,536
   *Permaju Industries Berhad....................................    995,000     128,224
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad............      6,800       7,864
   *Perwaja Holdings Berhad......................................    211,300      44,561
    Pharmaniaga Berhad...........................................     92,667     135,050
    PJ Development Holdings Berhad...............................  2,886,400     671,825
    POS (Malaysia) Berhad........................................  3,059,817   2,752,158
    PPB Group Berhad.............................................  7,148,266  39,501,996
    Press Metal Berhad...........................................  2,537,381   1,766,488
   *Prime Utilities Berhad.......................................     39,000       1,160
    Protasco Berhad..............................................    282,200      87,213
    Proton Holdings Berhad.......................................  3,991,400   7,215,009
    QSR Brands Berhad............................................     56,800     119,435
   *Ramunia Holdings Berhad......................................  2,709,100     333,723
    RCE Capital Berhad...........................................  3,627,000     568,011
    RHB Capital Berhad...........................................  8,537,259  20,749,004
    Salcon Berhad................................................    416,700      72,843
    Sarawak Oil Palms Berhad.....................................    596,220   1,332,549
    Sarawak Plantation Berhad....................................     34,400      34,082
    Scientex Berhad..............................................    938,848     720,928
   *Scomi Group Berhad........................................... 15,913,800   1,364,898
   *Scomi Marine Berhad..........................................    709,000      90,884
    Selangor Dredging Berhad.....................................  1,312,700     292,838
    Selangor Properties Berhad...................................     44,400      52,576
    Shangri-La Hotels (Malaysia) Berhad..........................    738,000     724,465
    Shell Refining Co. Federation of Malaysia Berhad.............    217,100     737,021

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- ------------
MALAYSIA -- (Continued)
    SHL Consolidated Berhad......................................  1,008,700 $    430,014
    Sino Hua-An International Berhad.............................  3,861,100      267,832
    Subur Tiasa Holdings Berhad..................................    503,530      439,055
   *Sunway Berhad................................................  8,333,745    6,599,520
    Supermax Corp. Berhad........................................  6,102,500    3,805,648
    Suria Capital Holdings Berhad................................    682,500      357,171
    Ta Ann Holdings Berhad.......................................    347,252      745,733
    TA Enterprise Berhad......................................... 17,581,700    3,274,594
    TA Global Berhad.............................................  9,464,380      889,392
    TAHPS Group Berhad...........................................     27,000       41,373
    Tan Chong Motor Holdings Berhad..............................  4,689,700    7,011,317
   *Tanjung Offshore Berhad......................................    137,600       30,906
    TDM Berhad...................................................  1,928,000    3,000,133
   *Tebrau Teguh Berhad..........................................  9,673,466    2,374,158
    TH Plantations Berhad........................................     39,200       35,180
   *Time Dotcom Berhad........................................... 25,212,900    5,894,353
    Tiong Nam Transport Holdings Berhad..........................    113,500       36,522
    Tradewinds (Malaysia) Berhad.................................  1,945,300    6,279,917
    Tradewinds Corp. Berhad......................................  5,394,700    1,289,494
    Tradewinds Plantation Berhad.................................    239,000      458,409
   *Trinity Corp. Berhad......................................... 15,950,050      342,212
    TSH Resources Berhad.........................................    852,800      689,781
    UAC Berhad...................................................     77,398       73,674
   *UEM Land Holdings Berhad.....................................  1,918,445    1,270,807
    UMW Holdings Berhad..........................................  2,136,986    5,536,955
    Unico-Desa Plantations Berhad................................  4,248,728    1,686,144
    Unisem (Malaysia) Berhad.....................................  7,837,200    3,691,546
    United Malacca Berhad........................................    916,500    2,311,736
   *United Plantations Berhad....................................    606,800    5,196,664
    VS Industry Berhad...........................................  1,337,193      701,458
    Wah Seong Corp. Berhad.......................................  3,315,711    2,218,598
    WCT Berhad...................................................  6,062,000    4,691,160
    Wing Tai (Malaysia) Berhad...................................  1,861,100      953,720
    WTK Holdings Berhad..........................................  4,734,450    2,244,680
    Yeo Hiap Seng (Malaysia) Berhad..............................    335,520      323,559
    YNH Property Berhad..........................................  5,042,359    3,346,269
    YTL Corp. Berhad............................................. 53,077,729   28,385,557
   *YTL Land & Development Berhad................................  1,370,000      465,243
   *Zelan Berhad.................................................  5,049,100      674,936
                                                                             ------------
TOTAL MALAYSIA...................................................             554,592,983
                                                                             ------------
MEXICO -- (6.0%)
   #Alfa S.A.B. de C.V. Series A.................................  5,139,702   73,528,876
   #Alsea de Mexico S.A.B. de C.V................................  2,424,576    3,329,942
   #Arca Continental S.A.B. de C.V...............................  4,696,529   23,890,159
   *Axtel S.A.B. de C.V..........................................  8,940,907    2,436,691
    Bolsa Mexicana de Valores S.A. de C.V........................  2,642,471    5,280,499
  #*Cemex S.A.B. de C.V. Sponsored ADR........................... 16,022,635  115,843,653
   #Cia Minera Autlan S.A.B. de C.V. Series B....................    967,628      978,329
   #Coca-Cola Femsa S.A.B. de C.V. Series L......................     52,700      558,964
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.................    271,050   28,717,748
    Consorcio ARA S.A.B. de C.V. Series *........................ 11,814,074    3,763,903
   *Controladora Comercial Mexicana S.A.B. de C.V. Series B......  3,563,744    7,559,237
    Corp Actinver S.A.B. de C.V..................................      3,700        3,039
  #*Corporacion GEO S.A.B. de C.V. Series B......................  7,958,866   10,600,864
   *Corporacion Interamericana de Entramiento S.A.B. de C.V.
     Series B....................................................  1,561,186      737,090
   *Desarrolladora Homex S.A.B. de C.V...........................  2,992,074    8,363,414
   *Desarrolladora Homex S.A.B. de C.V. ADR......................    115,455    1,940,799
   *Dine S.A.B. de C.V...........................................  1,028,367      400,659
    El Puerto de Liverpool S.A.B. de C.V. Series 1...............     19,600      159,196
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.............    235,493    1,878,202

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CONTINUED


                                                                    SHARES       VALUE++
                                                                  ----------- --------------
MEXICO -- (Continued)
   *Empaques Ponderosa S.A. de C.V. Series B.....................      90,000 $        6,218
   *Empresas ICA S.A.B. de C.V...................................   6,079,225     11,028,147
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR....................   1,118,155      8,084,261
   *Financiera Independencia S.A.B. de C.V.......................      14,576          5,819
    Fomento Economico Mexicano S.A.B. de C.V.....................   2,311,921     18,776,222
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR......   2,490,634    202,388,919
   *Gruma S.A.B. de C.V. ADR.....................................      15,222        166,072
   *Gruma S.A.B. de C.V. Series B................................   3,607,804      9,835,223
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...........     865,088      1,761,928
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR......      46,146        747,565
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..........     636,889     24,653,973
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.....   1,182,500      4,600,747
   *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...........     243,007     19,904,703
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B......   1,203,482      9,844,273
   #Grupo Carso S.A.B. de C.V. Series A-1........................  10,574,593     35,719,628
   *Grupo Cementos de Chihuahua S.A.B. de C.V....................   2,799,892      9,525,387
   *Grupo Comercial Chedraui S.A. de C.V.........................   1,382,379      3,595,515
   *Grupo Famsa S.A.B. de C.V. Series A..........................   2,304,658      1,710,896
   #Grupo Financiero Banorte S.A.B. de C.V. Series O.............  22,310,546    107,904,943
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O.............  16,735,703     36,809,437
    Grupo Gigante S.A.B. de C.V. Series B........................     471,076        831,782
    Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.............     187,300        446,899
    Grupo Industrial Maseca S.A.B. de C.V. Series B..............   2,724,300      3,388,134
   *Grupo Industrial Saltillo S.A.B. de C.V......................   1,332,369      1,626,343
    Grupo Kuo S.A.B. de C.V. Series B............................   2,038,967      3,952,412
   #Grupo Mexico S.A.B. de C.V. Series B.........................  26,180,390     80,675,947
   *Grupo Posadas S.A.B. de C.V. Series L........................     356,000        409,951
   *Grupo Qumma S.A. de C.V. Series B............................       5,301             73
   *Grupo Simec S.A. de C.V. Series B............................   1,630,332      5,052,722
   *Grupo Simec S.A. de C.V. Sponsored ADR.......................      19,072        176,416
    Industrias Bachoco S.A.B. de C.V. Series B...................     923,550      1,591,722
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR..............         306          6,319
  #*Industrias CH S.A.B. de C.V. Series B........................   3,100,592     14,067,687
   *Inmuebles Carso S.A.B. de C.V. Series B-1....................  10,258,893      9,096,474
   *Medica Sur S.A.B. de C.V. Series B...........................       1,000          1,873
   *Megacable Holdings S.A.B. de C.V.............................      75,294        163,005
   *Minera Frisco S.A.B. de C.V. Series A-1......................   9,928,125     42,971,736
   *OHL Mexico S.A.B. de C.V.....................................   1,209,768      1,913,198
   *Organizacion Soriana S.A.B. de C.V. Series B.................  14,981,589     42,577,964
    Qualitas Cia de Seguros S.A. de C.V..........................   2,053,100      2,269,672
  #*Sare Holding S.A.B. de C.V...................................   1,159,700        127,313
   *Savia S.A. de C.V. Series A..................................   3,457,285        212,332
   *TV Azteca S.A.B. de C.V......................................     480,740        314,073
   *Urbi Desarrollos Urbanos S.A.B. de C.V.......................   8,786,299      9,234,216
   *Vitro S.A.B. de C.V. Series A................................   1,546,127      2,059,968
                                                                              --------------
TOTAL MEXICO.....................................................              1,020,209,371
                                                                              --------------
PHILIPPINES -- (1.0%)
    A. Soriano Corp..............................................  20,195,000      2,370,175
    Alaska Milk Corp.............................................   7,874,000      4,405,326
    Alliance Global Group, Inc...................................  23,691,100      6,903,855
    Alsons Consolidated Resources, Inc...........................  16,904,000        564,464
    Ayala Corp. Series A.........................................      97,030        986,173
    BDO Unibank, Inc.............................................   7,506,120     11,737,007
    Cebu Holdings, Inc...........................................   7,590,250      1,496,017
    China Banking Corp...........................................      24,872        305,902
   *DMCI Holdings, Inc...........................................   5,592,810      7,876,693
   *Empire East Land Holdings, Inc...............................  37,000,000        699,592
   *Export & Industry Bank, Inc..................................      14,950             92
   *Filinvest Development Corp...................................      60,000          6,892
    Filinvest Land, Inc.......................................... 171,995,031      5,493,341

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ----------- ------------
PHILIPPINES -- (Continued)
   *Filipina Water Bottling Corp.................................   5,471,786 $         --
    First Philippines Holdings Corp..............................   4,041,210    6,113,614
   *Global Estate Resorts, Inc...................................   8,272,000      376,866
   *JG Summit Holdings, Inc......................................   1,214,900      957,124
    Lopez Holdings Corp..........................................  27,045,100    3,668,710
    Macroasia Corp...............................................   1,418,000      103,855
    Megaworld Corp............................................... 194,373,600    9,939,768
    Metro Bank & Trust Co........................................   9,336,217   20,126,634
   *Mondragon International Philippines, Inc.....................   2,464,000           --
   *Philippine National Bank.....................................   4,235,668    7,526,544
   *Philippine National Construction Corp........................     398,900       46,296
   *Philippine Realty & Holdings Corp............................   4,822,000       60,414
    Philippine Savings Bank......................................   1,232,313    2,367,204
   *Philippine Townships, Inc....................................     226,200       25,449
   *Phinma Corp..................................................   2,550,498      723,664
   *Prime Orion Philippines, Inc.................................  10,310,000      127,253
    Rizal Commercial Banking Corp................................   4,661,148    4,836,735
    Robinson's Land Corp. Series B...............................  28,277,850   11,560,937
    San Miguel Corp..............................................   5,280,376   14,031,331
    Security Bank Corp...........................................   2,453,882    8,280,409
    Shang Properties, Inc........................................     614,285       37,752
    SM Development Corp..........................................  48,575,176    8,048,036
   *Solid Group, Inc.............................................   9,532,000      287,618
    Union Bank of Philippines....................................   2,583,074    6,527,884
    Universal Robina Corp........................................  14,498,385   22,275,785
    Vista Land & Lifescapes, Inc.................................  48,174,868    4,956,108
                                                                              ------------
TOTAL PHILIPPINES................................................              175,851,519
                                                                              ------------
POLAND -- (1.4%)
    Agora SA.....................................................     610,693    2,305,154
    Amica Wronki SA..............................................      28,709      444,981
    Asseco Poland SA.............................................     938,627   13,972,541
    ATM SA.......................................................       9,205       25,388
    Bank Millennium SA...........................................   6,694,382    8,805,082
   *Bioton SA....................................................  42,632,004    1,079,104
   *BOMI SA......................................................      25,857       10,660
   *Ciech SA.....................................................     572,583    3,124,507
   *ComArch SA...................................................       3,061       60,305
    Debica SA....................................................     111,346    1,830,957
    Dom Development SA...........................................      42,315      487,661
   *Dom Maklerski IDM SA.........................................   2,163,902    1,298,161
    Emperia Holding SA...........................................      19,149      663,484
    Enea SA......................................................   1,328,293    7,013,741
   *Farmacol SA..................................................       5,526       37,287
   *Get Bank SA..................................................   4,515,878    2,721,012
   *Getin Holding SA.............................................   3,476,409    2,525,184
    Grupa Kety SA................................................     126,858    4,813,412
   *Grupa Lotos SA...............................................     992,011    8,914,649
    Impexmetal SA................................................   5,864,978    7,353,628
   *JW Construction Holding SA...................................      23,612       42,000
    KGHM Polska Miedz SA.........................................      99,697    4,408,285
   *Koelner SA...................................................     133,100      552,711
   *Kopex SA.....................................................     514,594    3,142,072
    Kredyt Bank SA...............................................     619,815    2,677,472
   *LC Corp. SA..................................................   1,798,181      833,327
   *MNI SA.......................................................      78,700       57,920
    Mostostal Warszawa SA........................................       2,972       12,375
   *Netia Holdings SA............................................   3,562,571    6,826,165
   *Orbis SA.....................................................     541,449    6,566,419
    PBG SA.......................................................     107,689      867,373
    Pelion SA....................................................       6,561       62,450

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
POLAND -- (Continued)
   *Petrolinvest SA..............................................  1,128,087 $    675,523
    PGE SA.......................................................  8,876,206   53,130,105
    Polimex-Mostostal SA.........................................  8,817,482    2,855,081
    Polnord SA...................................................     51,990      233,479
   *Polski Koncern Miesny Duda SA................................    951,758      202,505
   *Polski Koncern Naftowy Orlen SA..............................  5,310,008   61,948,983
   *Rovese SA....................................................    213,625      284,960
   *Sygnity SA...................................................    206,622    1,473,612
    Synthos SA...................................................  8,919,047   17,237,160
   *Tauron Polska Energia SA.....................................  5,965,445    8,848,638
   *Trakcja-Tiltra SA............................................    421,396      140,700
    Zaklady Azotowe Pulawy SA....................................     40,772    1,241,573
   *Zaklady Azotowe w Tarnowie-Moscicach SA......................    263,497    2,821,980
   *Zaklady Chemiczne Police SA..................................        953        2,815
                                                                             ------------
TOTAL POLAND.....................................................             244,632,581
                                                                             ------------
RUSSIA -- (5.3%)
   *AFI Development P.L.C. GDR...................................    156,273       89,144
    Federal Hydrogenerating Co. ADR..............................  4,678,929   16,279,692
    Gazprom OAO Sponsored ADR.................................... 58,748,711  680,431,219
    Lukoil OAO Sponsored ADR.....................................  2,457,775  151,205,336
   *Magnitogorsk Iron & Steel Works Sponsored GDR................  1,316,707    6,986,368
    Surgutneftegas Sponsored ADR.................................  4,474,899   44,821,687
                                                                             ------------
TOTAL RUSSIA.....................................................             899,813,446
                                                                             ------------
SOUTH AFRICA -- (7.9%)
    ABSA Group, Ltd..............................................  4,420,483   90,001,079
    Adcorp Holdings, Ltd.........................................    501,717    1,745,512
    AECI, Ltd....................................................  1,453,010   16,644,418
    Afgri, Ltd...................................................  4,685,517    3,617,516
    African Bank Investments, Ltd................................  3,826,344   19,200,897
    African Oxygen, Ltd..........................................    222,800      548,350
    African Rainbow Minerals, Ltd................................  1,412,864   32,594,629
    Allied Electronics Corp., Ltd................................    553,194    1,765,661
    ArcelorMittal South Africa, Ltd..............................  2,505,685   18,987,715
    Argent Industrial, Ltd.......................................  1,278,773    1,241,926
    Aveng, Ltd...................................................  5,795,061   29,539,862
    AVI, Ltd.....................................................  2,799,423   17,290,111
    Avusa, Ltd...................................................    473,355    1,236,282
    Barloworld, Ltd..............................................  3,504,092   43,670,162
    Basil Read Holdings, Ltd.....................................    341,089      666,707
   *Bell Equipment, Ltd..........................................    411,045    1,205,764
    Blue Label Telecoms, Ltd.....................................  2,732,341    2,392,051
   *Brait SE.....................................................  1,661,613    5,208,502
    Business Connexion Group, Ltd................................  1,420,357      859,308
   *Business Connexion Group, Ltd. Series A......................    131,299       10,984
    Cadiz Holdings, Ltd..........................................      6,673        1,853
    Capitec Bank Holdings, Ltd...................................     38,007    1,085,550
    Caxton & CTP Publishers & Printers, Ltd......................  3,015,054    5,720,253
    Cipla Medpro South Africa, Ltd...............................  5,449,886    5,124,820
   *Corpgro, Ltd.................................................    579,166           --
    Data Tec, Ltd................................................  2,712,375   15,918,076
    Datacentrix Holdings, Ltd....................................    429,328      272,752
   *Delta EMD, Ltd...............................................    234,340      209,432
    Distell Group, Ltd...........................................    374,929    4,099,300
   *Distribution & Warehousing Network, Ltd......................    221,543      175,151
    DRDGOLD, Ltd.................................................  5,295,673    3,605,627
    ElementOne, Ltd..............................................    391,810      516,644
    Eqstra Holdings, Ltd.........................................  1,972,164    1,822,431
   *Evraz Highveld Steel & Vanadium, Ltd.........................    169,665      683,425
    FirstRand, Ltd...............................................  4,353,231   14,159,343

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CONTINUED


                                                                    SHARES      VALUE++
                                                                  ---------- --------------
SOUTH AFRICA -- (Continued)
   *Gijima Group, Ltd............................................    396,488 $       24,037
    Gold Fields, Ltd.............................................    515,937      6,635,625
    Gold Fields, Ltd. Sponsored ADR.............................. 10,046,461    129,297,953
    Grindrod, Ltd................................................  6,257,677     12,526,729
    Group Five, Ltd..............................................  1,019,550      3,860,424
    Harmony Gold Mining Co., Ltd.................................  2,956,676     29,065,759
   #Harmony Gold Mining Co., Ltd. Sponsored ADR..................  3,033,269     29,422,709
    Hudaco Industries, Ltd.......................................    123,172      1,700,012
   *Hulamin, Ltd.................................................  1,390,917      1,264,676
    Iliad Africa, Ltd............................................    165,428        116,686
    Illovo Sugar, Ltd............................................    946,775      3,062,827
    Impala Platinum Holdings, Ltd................................    458,809      8,755,136
    Imperial Holdings, Ltd.......................................  1,316,365     28,735,692
    Investec, Ltd................................................  3,376,948     19,524,878
   *JCI, Ltd..................................................... 10,677,339             --
    JD Group, Ltd................................................  2,273,555     14,304,909
    Lewis Group, Ltd.............................................  1,400,685     13,606,391
    Liberty Holdings, Ltd........................................  1,523,202     17,330,379
   *m Cubed Holdings, Ltd........................................  1,850,526             --
    Mediclinic International, Ltd................................  2,569,836     12,990,520
   *Merafe Resources, Ltd........................................ 21,311,276      2,411,592
    Metair Investments, Ltd......................................  1,665,812      5,767,761
    MMI Holdings, Ltd............................................ 12,204,631     27,561,088
    Mondi, Ltd...................................................  1,693,811     15,634,154
   *Mpact, Ltd...................................................  1,992,090      4,328,363
   *Murray & Roberts Holdings, Ltd...............................  1,449,955      5,323,797
    Mustek, Ltd..................................................     27,392         22,362
   *Mvelaphanda Group, Ltd.......................................  4,416,916      1,958,669
    Mvelaserve, Ltd..............................................  1,059,863      1,566,987
    Nampak, Ltd..................................................  5,641,382     16,347,861
   #Nedbank Group, Ltd...........................................  3,077,486     66,994,683
    Northam Platinum, Ltd........................................  2,310,388      9,994,354
    Omnia Holdings, Ltd..........................................    714,504      9,001,847
    Palabora Mining Co., Ltd.....................................    158,752      3,181,891
    Peregrine Holdings, Ltd......................................  1,440,815      2,058,103
    Petmin, Ltd..................................................    920,501        371,956
    PSG Group, Ltd...............................................    671,524      5,108,765
   *Randgold & Exploration Co., Ltd..............................    256,811         88,963
    Raubex Group, Ltd............................................    880,663      1,627,756
    Reunert, Ltd.................................................     64,404        596,403
   *Royal Bafokeng Platinum, Ltd.................................     24,026        187,313
    Sanlam, Ltd.................................................. 28,905,406    124,168,567
   *Sappi, Ltd...................................................  6,973,260     25,301,200
   *Sappi, Ltd. Sponsored ADR....................................    803,111      2,834,982
    Sasol, Ltd. Sponsored ADR....................................    704,259     33,403,004
   *Sentula Mining, Ltd..........................................  2,055,781        601,329
    Spur Corp., Ltd..............................................     66,167        140,504
    Standard Bank Group, Ltd..................................... 13,694,294    201,004,421
    Stefanutti Stocks Holdings, Ltd..............................    318,521        448,416
  #*Steinhoff International Holdings, Ltd........................ 17,439,135     63,637,784
   *Super Group, Ltd.............................................  2,496,159      4,717,794
    Telkom South Africa, Ltd.....................................  3,776,475     11,680,594
    Tongaat-Hulett, Ltd..........................................    286,298      3,865,007
    Trencor, Ltd.................................................  1,530,034      8,871,721
   *Tsogo Sun Holdings, Ltd......................................    433,534      1,042,838
    Value Group, Ltd.............................................    976,777        661,079
   *Village Main Reef, Ltd.......................................  2,427,724        529,057
   *Wesizwe Platinum, Ltd........................................      9,762          1,370
    Wilson Bayly Holme-Ovcon, Ltd................................     21,954        384,099
    Zeder Investments, Ltd.......................................  1,116,610        400,203
                                                                             --------------
TOTAL SOUTH AFRICA...............................................             1,337,876,072
                                                                             --------------

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CONTINUED


                                                                   SHARES     VALUE++
                                                                  --------- -----------
SOUTH KOREA -- (13.6%)
    Aekyung Petrochemical Co., Ltd...............................    58,354 $ 1,263,755
    Amorepacific Group...........................................    37,512   9,428,676
   #Asia Cement Manufacturing Co., Ltd...........................    35,278   1,509,170
    Asia Paper Manufacturing Co., Ltd............................    27,000     254,821
  #*AUK Corp.....................................................   612,060   1,435,572
    Bing Grae Co., Ltd...........................................    22,519   1,294,431
  #*BNG Steel Co., Ltd...........................................   142,590   1,549,891
   *Boo Kook Securities Co., Ltd.................................    27,705     417,467
   #Boryung Pharmaceutical Co., Ltd..............................    71,324     829,398
    BS Financial Group, Inc...................................... 1,363,951  13,966,519
    BYC Co., Ltd.................................................       810     136,355
   *Byuck San Corp...............................................    13,122     275,764
  #*Chin Hung International, Inc.................................   457,514     502,126
    China Ocean Resources Co., Ltd...............................   178,240     668,867
   #Chong Kun Dang Pharmaceutical Corp...........................   117,570   1,645,972
    Chosun Refractories Co., Ltd.................................     9,371     509,279
   *Chungho Comnet Co., Ltd......................................     2,800       9,130
    CJ Cheiljedang Corp..........................................    49,767  16,441,347
    CJ Corp......................................................   222,968  15,369,120
   *CJ E&M Corp..................................................    19,163     476,502
  #*CJ Korea Express Corp........................................    84,339   5,811,812
   *Cosmochemical Co., Ltd.......................................   157,200   1,600,522
    Crown Confectionery Co., Ltd.................................     3,365     474,803
   #Dae Dong Industrial Co., Ltd.................................   141,640     651,063
   #Dae Han Flour Mills Co., Ltd.................................    14,216   1,645,652
   #Dae Won Kang Up Co., Ltd.....................................   322,056   1,775,721
  #*Daechang Co., Ltd............................................   761,760     837,113
    Daeduck Electronics Co., Ltd.................................   182,080   1,857,467
   #Daeduck Industries Co., Ltd..................................   281,480   3,124,485
   *Daegu Department Store Co., Ltd..............................   112,341   1,329,044
    Daehan Steel Co., Ltd........................................   120,190     763,444
    Daehan Synthetic Fiber Co., Ltd..............................     5,144     299,621
    Daekyo Co., Ltd..............................................   530,590   2,802,340
    Daelim Industrial Co., Ltd...................................   418,487  38,522,155
    Daelim Trading Co., Ltd......................................    31,734     114,530
    Daesang Corp.................................................   351,992   5,652,340
    Daesang Holdings Co., Ltd....................................   136,816     524,232
   #Daesung Group Partners Co., Ltd..............................     5,187     191,899
    Daesung Holdings Co., Ltd....................................    87,450     486,087
   *Daesung Industrial Co., Ltd..................................    11,584     213,900
  #*Daewoo Engineering & Construction Co., Ltd................... 1,079,210   8,966,282
   *Daewoo Securities Co., Ltd................................... 2,475,482  24,900,608
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd............   158,302   4,403,564
    Daewoong Co., Ltd............................................    18,210     235,365
   *Daewoong Pharmaceutical Co., Ltd.............................     2,420      53,298
    Dahaam E-Tec Co., Ltd........................................     9,365     149,601
  #*Daishin Securities Co., Ltd..................................   613,405   5,289,906
   #Daou Technology, Inc.........................................   346,438   3,443,299
    DGB Financial Group, Inc..................................... 1,007,412  11,726,498
   #Digital Power Communications Co., Ltd........................    62,160      91,539
    Dong Ah Tire Industrial Co., Ltd.............................    81,994     808,967
   #Dong IL Rubber Belt Co., Ltd.................................   242,859   1,507,407
   *Dong Yang Gang Chul Co., Ltd.................................   228,560     474,584
   *Dong-Ah Geological Engineering Co., Ltd......................    20,900     188,134
    Dongbang Agro Co., Ltd.......................................    53,610     313,759
   #Dongbang Transport Logistics Co., Ltd........................   140,890     799,543
   *Dongbu Corp..................................................    60,900     238,300
  #*Dongbu HiTek Co., Ltd........................................   360,004   2,544,403
   *Dongbu Securities Co., Ltd...................................   348,586   1,388,553
  #*Dongbu Steel Co., Ltd........................................   347,834   1,714,891
    Dong-II Corp.................................................    19,098     855,341

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES     VALUE++
                                                                  --------- ------------
SOUTH KOREA -- (Continued)
    Dongil Industries Co., Ltd...................................    18,534 $    877,567
   #Dongkuk Steel Mill Co., Ltd..................................   693,279   10,719,013
   *Dongsung Holdings Co., Ltd...................................    10,990       37,974
   #Dongwha Pharm Co., Ltd.......................................   181,080      778,351
   #Dongwon F&B Co., Ltd.........................................    18,805    1,140,143
  #*Dongwon Systems Corp.........................................   189,880      208,868
    Dongyang Express Bus Corp....................................       379        6,022
  #*Doosan Construction & Engineering Co., Ltd...................   455,800    1,275,257
   #Doosan Corp..................................................    49,670    6,034,983
   *Eagon Industrial Co., Ltd....................................    23,010      109,455
   *Eugene Investment & Securities Co., Ltd......................   728,049    2,068,259
    F&F Co., Ltd.................................................    10,620       65,632
    Fursys, Inc..................................................    30,773      832,576
   #Gaon Cable Co., Ltd..........................................     8,497      149,549
    Global & Yuasa Battery Co., Ltd..............................    70,690    2,835,579
    Green Cross Holdings Corp....................................    59,260      673,832
    GS Engineering & Construction Corp...........................    82,481    6,114,922
    GS Holdings Corp.............................................   736,970   38,465,677
    Gwangju Shinsegae Co., Ltd...................................     5,985    1,134,759
   #Halla Engineering & Construction Corp........................   232,321    2,379,462
   #Han Kuk Carbon Co., Ltd......................................   301,200    1,492,275
   *Han Yang Securities Co., Ltd.................................    90,530      533,228
    Hana Financial Group, Inc.................................... 3,069,704  104,649,730
    Handok Pharmaceuticals Co., Ltd..............................    21,320      233,535
    Handsome Co., Ltd............................................   220,630    7,424,075
    Hanil Cement Co., Ltd........................................    47,565    1,887,540
   *Hanil Engineering & Construction Co., Ltd....................     7,262       11,686
   *Hanjin Heavy Industries & Construction Co., Ltd..............   518,752    7,619,451
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd.....   178,650    1,220,895
   *Hanjin Shipping Co., Ltd..................................... 1,292,250   17,635,625
  #*Hanjin Shipping Holdings Co., Ltd............................   132,744      842,446
   #Hanjin Transportation Co., Ltd...............................   127,710    2,150,458
   *Hankook Cosmetics Co., Ltd...................................    28,860       44,620
   *Hankook Cosmetics Manufacturing Co., Ltd.....................    19,569       63,162
    Hankuk Glass Industries, Inc.................................    29,050      602,756
   #Hankuk Paper Manufacturing Co., Ltd..........................    31,270      519,777
  #*Hanmi Holdings Co., Ltd......................................     7,618      127,402
    Hanmi Semiconductor Co., Ltd.................................   157,920      809,752
    Hansae Yes24 Holdings Co., Ltd...............................    33,950      273,811
   #Hanshin Construction Co., Ltd................................    27,520      208,747
    Hansol Chemical Co., Ltd.....................................    47,077      734,517
   #Hansol CSN Co., Ltd..........................................   446,100      532,594
   #Hansol Paper Co., Ltd........................................   590,094    3,995,675
    Hanssem Co., Ltd.............................................    11,790      230,482
  #*Hanwha Chemical Corp......................................... 1,265,225   24,763,088
    Hanwha Corp..................................................   594,563   15,150,579
   *Hanwha General Insurance Co., Ltd............................    51,413      293,088
  #*Hanwha Securities Co., Ltd...................................   935,001    3,697,774
   #Hanwha Timeworld Co., Ltd....................................    12,290      210,246
   *Heung-A Shipping Co., Ltd....................................   178,540      136,127
   #Hite Holdings Co., Ltd.......................................    83,821      778,462
    Hite Jinro Co., Ltd..........................................    46,033      994,745
   *HMC Investment Securities Co., Ltd...........................   235,645    2,768,623
   #HS R&A Co., Ltd..............................................    37,336      493,751
   #Husteel Co., Ltd.............................................    54,010    1,160,568
   *Hwa Sung Industrial Co., Ltd.................................    27,970       75,750
    Hwacheon Machine Tool Co., Ltd...............................    14,227      646,572
   #Hyosung Corp.................................................   348,024   17,713,483
   *Hyundai Cement Co., Ltd......................................    14,745       95,584
   #Hyundai Development Co.......................................   819,384   17,152,035
    Hyundai Elevator Co., Ltd....................................       951       84,272

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES         VALUE++
                                                                  ---------     ------------
SOUTH KOREA -- (Continued)
    Hyundai Greenfood Co., Ltd...................................   107,950     $  1,514,814
    Hyundai Hysco Co., Ltd.......................................    57,931        2,035,559
   *Hyundai Merchant Marine Co., Ltd.............................    63,614        1,612,047
    Hyundai Mipo Dockyard Co., Ltd...............................    99,994       10,779,186
    Hyundai Motor Co., Ltd.......................................   458,961      108,347,054
   *Hyundai Securities Co., Ltd.................................. 1,818,568       14,885,423
   #Hyundai Steel Co.............................................   924,376       79,974,859
   #Il Dong Pharmaceutical Co., Ltd..............................   130,570          755,062
    Iljin Electric Co., Ltd......................................   315,890        1,339,696
   #Iljin Holdings Co., Ltd......................................   109,364          186,906
   #Ilshin Spinning Co., Ltd.....................................    14,492        1,022,621
   #Ilsung Pharmaceutical Co., Ltd...............................     9,407          729,005
    Industrial Bank of Korea, Ltd................................ 2,354,150       25,849,999
    InziControls Co., Ltd........................................     6,900           43,669
   #IS Dongseo Co., Ltd..........................................    51,695          505,997
   #ISU Chemical Co., Ltd........................................   148,470        3,261,602
   #IsuPetasys Co., Ltd..........................................   248,821        1,126,205
   #Jahwa Electronics Co., Ltd...................................   113,330        1,049,009
    Jeil Pharmaceutical Co.......................................    68,840        1,004,228
    Jeonbuk Bank, Ltd............................................   647,113        2,705,272
   *Jinheung Savings Bank........................................   142,030          294,030
   #JW Pharmaceutical Corp.......................................   123,163        1,458,328
    KB Financial Group, Inc...................................... 2,001,533       67,718,011
    KB Financial Group, Inc. ADR................................. 3,186,196      108,107,630
   #KC Tech Co., Ltd.............................................   274,792        1,137,764
    KCC Corp.....................................................    60,818       15,552,501
   #Keangnam Enterprises, Ltd....................................   144,590        1,025,896
   #Keyang Electric Machinery Co., Ltd...........................   393,920          987,342
    KG Chemical Corp.............................................    47,243          347,003
    KISCO Corp...................................................    56,021        1,212,127
    KISCO Holdings Co., Ltd......................................    11,673          381,006
   *Kishin Corp..................................................   113,945          524,765
   #KISWIRE, Ltd.................................................    68,396        2,201,547
    Kolon Corp...................................................    58,995        1,216,657
    Kolon Global Corp............................................   252,680        1,259,631
    Kolon Industries, Inc........................................    69,832        3,851,100
  #*Korea Cast Iron Pipe Co., Ltd................................    70,638          231,246
  #*Korea Development Co., Ltd...................................    86,430          140,088
   *Korea Development Leasing Corp...............................                         --
   #Korea Electric Terminal Co., Ltd.............................    89,230        1,755,179
    Korea Exchange Bank.......................................... 4,056,926       30,680,853
   #Korea Flange Co., Ltd........................................    58,560          698,289
   *Korea Investment Holdings Co., Ltd...........................   475,416       16,311,511
   *Korea Life Insurance Co., Ltd................................ 1,246,925        7,515,696
  #*Korea Line Corp..............................................    22,148          363,969
    Korea Petrochemical Industrial Co., Ltd......................    18,384        1,374,551
   *Korea Savings Bank...........................................    21,483           58,383
    Korea United Pharm, Inc......................................    93,970          419,520
   *Korean Air Co., Ltd..........................................   132,150        5,178,168
   #Korean Air Terminal Service Co., Ltd.........................    19,190          537,063
    KPX Chemical Co., Ltd........................................    11,220          513,218
    KPX Holdings Corp............................................     4,444          169,745
   *KTB Investment & Securities Co., Ltd.........................   872,160        1,668,995
   #Kukdo Chemical Co., Ltd......................................    40,358        1,717,049
   #Kumho Electric Co., Ltd......................................    52,624          944,698
   *Kumho Investment Bank........................................   720,490          470,868
    Kunsul Chemical Industrial Co., Ltd..........................    25,470          338,615
   #Kwang Dong Pharmaceutical Co., Ltd...........................   627,670        2,224,703
   #Kyeryong Construction Industrial Co., Ltd....................    58,970          682,404
   *Kyobo Securities Co., Ltd....................................   268,392        1,181,909
    Kyung Dong Navien Co., Ltd...................................    16,050          109,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES     VALUE++
                                                                  --------- ------------
SOUTH KOREA -- (Continued)
    Kyung Nong Corp..............................................    49,810 $    133,080
  #*Kyungbang Co., Ltd...........................................     7,656      664,498
   #Kyung-In Synthetic Corp......................................   184,400      439,515
    LG Corp......................................................   456,124   23,086,042
   *LG Display Co., Ltd.......................................... 1,309,420   28,905,954
   *LG Display Co., Ltd. ADR..................................... 3,996,524   44,641,173
   #LG Electronics, Inc.......................................... 1,425,419   87,946,865
    LG Hausys, Ltd...............................................    76,561    4,371,953
   *LG Innotek Co., Ltd..........................................    91,732    6,556,002
    LG Uplus Corp................................................ 3,370,191   16,641,292
    Livart Furniture Co., Ltd....................................    19,740      113,671
    Lotte Chilsung Beverage Co., Ltd.............................     9,752   10,996,953
    Lotte Confectionary Co., Ltd.................................     8,940   13,510,172
    Lotte Midopa Co., Ltd........................................    94,570    1,193,957
   #Lotte Sam Kang Co., Ltd......................................     9,857    4,204,419
    Lotte Shopping Co., Ltd......................................   144,966   44,933,179
    LS Corp......................................................    15,317    1,020,503
   *Meritz Securities Co., Ltd................................... 2,353,424    1,638,349
    Mi Chang Oil Industrial Co., Ltd.............................     3,725      155,651
   *Mirae Asset Securities Co., Ltd..............................   343,039   10,419,690
   #Moorim P&P Co., Ltd..........................................   403,698    1,710,362
   #Moorim Paper Co., Ltd........................................   264,210      610,518
   #Motonic Corp.................................................   138,480      938,839
   *Namkwang Engineering & Construction Co., Ltd.................    11,239       44,555
    Namyang Dairy Products Co., Ltd..............................     4,557    2,619,320
    National Plastic Co..........................................   174,380      379,845
   #Nexen Corp...................................................    13,584      644,455
   *NH Investment & Securities Co., Ltd..........................   423,494    1,982,116
    NICE Holdings Co., Ltd.......................................       459       20,405
    NK Co., Ltd..................................................   147,350      578,074
   #Nong Shim Holdings Co., Ltd..................................    23,408    1,060,294
    NongShim Co., Ltd............................................    43,672    8,734,052
    Noroo Holdings Co., Ltd......................................    32,578      205,587
    NOROO Paint & Coatings Co., Ltd..............................    37,899      105,402
   #Ottogi Corp..................................................    16,359    2,399,374
    Pacific Pharmaceutical Co., Ltd..............................     3,390       63,200
   *Paik Kwang Industrial Co., Ltd...............................       290       11,393
   #Pang Rim Co., Ltd............................................     8,580       94,238
  #*PaperCorea, Inc..............................................   273,870      174,113
    Poongsan Corp................................................   285,920    7,521,795
    Poongsan Holdings Corp.......................................    47,488    1,007,163
    POSCO........................................................   530,457  175,729,000
   #POSCO ADR.................................................... 1,618,522  134,741,956
   #POSCO Coated & Color Steel Co., Ltd..........................    23,830      364,861
    Pulmuone Co., Ltd............................................     6,875      243,667
    Pusan City Gas Co., Ltd......................................    75,990    1,229,177
    S&T Dynamics Co., Ltd........................................   358,824    4,313,985
   #S&T Holdings Co., Ltd........................................    87,883      878,165
   #S&T Motiv Co., Ltd...........................................   118,600    2,808,963
    Saeron Automotive Corp.......................................    82,395      353,628
    Sajodaerim Corp..............................................    11,840      156,885
   #Sam Jin Pharmaceutical Co., Ltd..............................    89,593      683,706
    Sam Kwang Glass Industrial Co., Ltd..........................    13,128      587,129
    Sam Lip General Foods Co., Ltd...............................    25,580      396,245
    Sam Yung Trading Co., Ltd....................................    29,664      157,503
  #*Sambu Construction Co., Ltd..................................    40,666      210,030
    Samhwa Crown & Closure Co., Ltd..............................       469        8,508
    Samhwa Paints Industrial Co., Ltd............................    48,610      158,628
   #Samick Musical Instruments Co., Ltd..........................   798,890    1,036,217
    Samsung C&T Corp.............................................   793,156   53,656,739
   #Samsung SDI Co., Ltd.........................................   500,681   71,743,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES         VALUE++
                                                                  ---------     ------------
SOUTH KOREA -- (Continued)
   *Samwhan Corp.................................................    54,610     $    192,138
   *Samyang Corp.................................................    30,113        1,267,004
    Samyang Genex Co., Ltd.......................................    18,118          830,013
    Samyang Holdings Corp........................................    53,182        2,820,669
    Samyang Tongsang Co., Ltd....................................     8,060          166,381
   #Samyoung Electronics Co., Ltd................................   142,030        1,169,697
    SAVEZONE I&C Corp............................................    27,710           68,726
    SBS Media Holdings Co., Ltd..................................   741,880        1,936,370
   #Seah Besteel Corp............................................    76,084        3,024,391
    SeAH Holdings Corp...........................................    13,089        1,375,724
   #SeAH Steel Corp..............................................    35,474        2,759,199
   #Sebang Co., Ltd..............................................   127,190        1,699,661
    Sejong Industrial Co., Ltd...................................    45,790          520,443
   #Seowon Co., Ltd..............................................   156,260          478,112
   *Sewon Cellontech Co., Ltd....................................    81,980          255,942
    Shin Young Wacoal, Inc.......................................       273           23,603
   *Shinhan Engineering & Construction Co., Ltd..................     8,460           35,109
    Shinhan Financial Group Co., Ltd............................. 4,297,929      149,165,528
   #Shinhan Financial Group Co., Ltd. ADR........................   818,794       56,938,935
   #Shinpoong Pharmaceutical Co., Ltd............................   158,319          628,607
    Shinsegae Engineering & Construction Co., Ltd................     2,630           34,054
    Shinsegae Information & Communication Co., Ltd...............     3,571          161,345
  #*Shinsung Solar Energy Co., Ltd...............................   227,520          609,730
   #Shinsung Tongsang Co., Ltd...................................   485,700          431,099
   *Shinyoung Securities Co., Ltd................................    34,910          903,615
   #Silla Trading Co., Ltd.......................................    64,073          766,667
    Sindo Ricoh Co., Ltd.........................................    43,098        2,097,775
    SJM Co., Ltd.................................................    51,214          322,714
    SJM Holdings Co., Ltd........................................    31,331          104,521
    SK Chemicals Co., Ltd........................................    26,371        1,308,685
    SK Gas Co., Ltd..............................................    39,057        2,143,935
    SK Holdings Co., Ltd.........................................   406,071       43,232,168
    SK Innovation Co., Ltd.......................................   104,213       14,405,114
    SK Networks Co., Ltd......................................... 1,856,306       15,262,815
  #*SK Securities Co., Ltd....................................... 2,347,360        2,447,859
  #*Ssangyong Cement Industrial Co., Ltd.........................   268,286        1,137,352
    STX Corp.....................................................   512,903        5,587,968
    STX Engine Co., Ltd..........................................   340,950        4,301,742
    STX Metal Co, Ltd............................................    20,150          100,624
    STX Offshore & Shipbuilding Co., Ltd.........................   832,230        9,330,707
    STX Pan Ocean Co., Ltd....................................... 1,511,370        7,840,913
    Suheung Capsule Co., Ltd.....................................    74,590          787,711
    Sung Bo Chemicals Co., Ltd...................................     2,570           58,369
   *Sungshin Cement Co., Ltd.....................................    66,250          227,607
    Sunjin Co., Ltd..............................................    34,369          224,771
   *Sunjin Holdings Co., Ltd.....................................     3,672           70,442
   #Tae Kyung Industrial Co., Ltd................................   116,020          344,989
    TaeKwang Industrial Co., Ltd.................................     4,204        3,814,311
    Taeyoung Engineering & Construction Co., Ltd.................   547,190        2,403,825
  #*Taihan Electric Wire Co., Ltd................................   763,827        2,087,018
   #Tailim Packaging Industries Co., Ltd.........................   374,220          452,238
    TCC Steel....................................................    45,410          186,340
    Teems, Inc...................................................     3,590           31,325
    Telcoware Co., Ltd...........................................    36,000          244,535
   *Tong Kook Corp...............................................       607              839
   #Tong Yang Moolsan Co., Ltd...................................    72,180        1,242,123
   *Tong Yang Securities, Inc....................................   962,089        3,710,914
   #TS Corp......................................................    65,206        1,157,385
    Unid Co., Ltd................................................    43,101        1,559,918
   #Union Steel Manufacturing Co., Ltd...........................    38,477          499,331
    Whanin Pharmaceutical Co., Ltd...............................    65,710          359,144

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES          VALUE++
                                                                  ----------     --------------
SOUTH KOREA -- (Continued)
   *Will-Bes & Co., Ltd. (The)...................................    784,460     $    1,166,567
    Wiscom Co., Ltd..............................................     32,980            123,525
  #*Woongjin Holdings Co., Ltd...................................    405,344          2,151,257
    Woori Finance Holdings Co., Ltd..............................  5,147,987         53,860,714
   #Woori Finance Holdings Co., Ltd. ADR.........................      8,505            266,547
    Woori Financial Co., Ltd.....................................     95,550          1,384,561
   *Woori Investment & Securities Co., Ltd.......................  2,277,163         22,309,141
    YESCO Co., Ltd...............................................     25,430            592,902
    Yoosung Enterprise Co., Ltd..................................     36,225             76,829
   #Youlchon Chemical Co., Ltd...................................    159,290          1,128,491
    Young Poong Corp.............................................      4,715          4,290,856
   *Young Poong Mining & Construction Corp.......................     18,030                877
    Youngone Holdings Co., Ltd...................................     44,024          2,197,926
   *Yuhwa Securities Co., Ltd....................................     28,680            347,449
   *Zinus, Inc...................................................      1,866              6,192
                                                                                 --------------
TOTAL SOUTH KOREA................................................                 2,293,203,680
                                                                                 --------------
TAIWAN -- (12.1%)
  #*A.G.V. Products Corp.........................................  6,927,701          2,157,505
   *Ability Enterprise Co., Ltd..................................    801,000            730,719
   *Abocom Systems, Inc..........................................    146,752             31,808
    AcBel Polytech, Inc..........................................  6,380,219          3,479,442
    Accton Technology Corp.......................................  7,615,156          4,436,617
   #Acer, Inc.................................................... 34,459,364         39,272,526
   #ACHEM Technology Corp........................................  2,343,500          1,214,537
   #Action Electronics Co., Ltd..................................  3,535,084          1,004,927
    Advanced Semiconductor Engineering, Inc......................    323,486            325,296
   #Allis Electric Co., Ltd......................................  1,471,000            402,403
    Alpha Networks, Inc..........................................  4,261,237          3,638,694
    Altek Corp...................................................  4,741,808          3,463,435
    Ambassador Hotel (The).......................................    274,000            329,202
   #Ampoc Far East Co., Ltd......................................  1,573,000          1,504,162
   #AmTRAN Technology Co., Ltd...................................  9,529,956          7,172,952
    APCB, Inc....................................................  2,067,000          1,564,577
    Apex Science & Engineering Corp..............................    690,713            279,824
   *Arima Communications Corp....................................  2,351,000          1,420,618
   *Arima Optoelectronics Corp...................................  1,409,500            303,171
   #Asia Cement Corp............................................. 23,198,293         27,782,850
  #*Asia Optical Co., Inc........................................  2,998,290          2,477,142
    Asia Polymer Corp............................................  2,609,732          3,045,033
    Asia Vital Components Co., Ltd...............................  3,689,779          2,205,757
    Asustek Computer, Inc........................................  5,140,973         51,643,988
   #AU Optronics Corp............................................ 13,548,812          6,096,596
   #AU Optronics Corp. Sponsored ADR.............................  9,136,602         41,023,343
   #Audix Corp...................................................  1,656,164          1,465,140
    Aurora Systems Corp..........................................    572,281            773,983
   *Avermedia Technologies, Inc..................................  1,418,000          1,128,067
   #Avision, Inc.................................................  2,703,555            937,910
   #Bank of Kaohsiung............................................  5,416,397          1,615,067
   *Basso Industry Corp., Ltd....................................    844,000            603,845
   #BES Engineering Corp......................................... 21,916,443          5,719,106
   #Biostar Microtech International Corp.........................  1,870,055            970,987
   *Bright Led Electronics Corp..................................    297,000            219,417
    C Sun Manufacturing, Ltd.....................................  2,092,837          1,563,743
   #Cameo Communications, Inc....................................  2,904,197            781,043
    Capital Securities Corp...................................... 17,794,447          6,327,137
  #*Carnival Industrial Corp.....................................  5,443,000          1,842,838
    Catcher Technology Co., Ltd..................................    273,326          1,735,407
   #Cathay Chemical Works, Inc...................................    959,000            367,966
    Cathay Real Estate Development Co., Ltd...................... 12,735,421          5,914,095
    Central Reinsurance Co., Ltd.................................  2,477,781          1,005,770

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ----------- -----------
TAIWAN -- (Continued)
   #Chain Qui Development Co., Ltd...............................   1,395,173 $   963,165
   #Champion Building Materials Co., Ltd.........................   5,563,828   2,410,365
    Chang Hwa Commercial Bank....................................  57,362,790  31,627,081
   *Chang-Ho Fibre Corp..........................................     192,000      62,449
   #Charoen Pokphand Enterprises Co., Ltd........................   2,797,000   1,331,167
    Cheng Loong Corp.............................................  12,497,659   4,839,297
   #Cheng Uei Precision Industry Co., Ltd........................   3,833,705   7,830,757
    Chia Hsin Cement Corp........................................   6,932,749   3,165,797
   *Chia Hsin Food & Synthetic Fiber Co., Ltd....................     514,966          --
   #Chien Kuo Construction Co., Ltd..............................   4,082,247   1,947,990
   *Chien Shing Stainless Steel Co., Ltd.........................   2,208,000     296,555
   #Chilisin Electronics Corp....................................     523,300     258,251
   *Chimei Innolux Corp..........................................  72,331,389  29,777,242
    China Airlines, Ltd..........................................  32,261,786  12,486,806
    China Chemical & Pharmaceutical Co...........................   2,882,264   1,755,253
   #China Development Financial Holding Corp..................... 135,559,960  34,106,649
    China Electric Manufacturing Co., Ltd........................   2,563,200   1,894,408
  #*China General Plastics Corp..................................   6,665,000   2,628,251
    China Glaze Co., Ltd.........................................   2,145,363   1,161,860
   *China Man-Made Fiber Co., Ltd................................  16,045,813   5,380,711
    China Metal Products Co., Ltd................................   3,272,547   2,158,716
  #*China Motor Co., Ltd.........................................  11,155,749   9,173,713
    China Petrochemical Development Corp.........................  13,662,338  13,717,959
   *China Rebar Co., Ltd.........................................     439,188          --
   #China Steel Structure Co., Ltd...............................   1,580,219   1,630,213
   #China Synthetic Rubber Corp..................................   6,494,711   6,329,933
   *China United Trust & Investment Corp.........................     493,999          --
  #*China Wire & Cable Co., Ltd..................................   2,900,000     809,762
    Chinatrust Financial Holdings Co., Ltd.......................  73,541,787  46,616,816
    Chinese Maritime Transport, Ltd..............................     966,000   1,373,509
    Chin-Poon Industrial Co., Ltd................................   5,431,815   4,877,137
  #*Chun Yu Works & Co., Ltd.....................................   2,554,000     800,092
   #Chun Yuan Steel Industrial Co., Ltd..........................   5,818,144   2,451,189
    Chung Hsin Electric & Machinery Co., Ltd.....................   6,285,000   3,581,161
    Chung Hung Steel Corp........................................  10,381,046   3,161,978
    Chung Hwa Pulp Corp..........................................   9,067,011   3,070,832
   *Chung Shing Textile Co., Ltd.................................         600          10
   *Chungwa Picture Tubes Co., Ltd...............................  55,899,412   3,035,345
    Chuwa Wool Industry Co., Ltd.................................     120,189      66,955
  #*Chyang Sheng Dyeing & Finishing Co., Ltd.....................     328,000     112,924
  #*CMC Magnetics Corp...........................................  39,877,830   6,884,436
   #Collins Co., Ltd.............................................   2,331,224   1,152,472
   *Compal Communications, Inc...................................     576,000     806,736
   #Compal Electronics, Inc......................................  44,362,332  50,787,696
   *Compeq Manufacturing Co., Ltd................................  14,664,000   5,743,079
   *Compex International Co., Ltd................................      46,400         318
    Continental Holdings Corp....................................   7,293,848   2,734,342
   *Cosmos Bank Taiwan...........................................   1,385,756     405,933
    Coxon Precise Industrial Co., Ltd............................   1,320,000   1,794,767
   *Creative Sensor, Inc.........................................      40,000      20,634
    CSBC Corp. Taiwan............................................   3,432,256   2,771,142
    Da Cin Construction Co., Ltd.................................   2,299,579   1,462,268
    Darfon Electronics Corp......................................   3,811,950   2,487,721
   #Delpha Construction Co., Ltd.................................   3,534,329   1,154,802
    Depo Auto Parts Industrial Co., Ltd..........................     375,000     806,139
   *Der Pao Construction Co., Ltd................................   1,139,000      31,976
    Diamond Flower Electric Instrument Co., Ltd..................     302,280     234,479
    D-Link Corp..................................................   8,876,939   6,290,704
    Dynamic Electronics Co., Ltd.................................   3,488,804   1,327,401
    E.Sun Financial Holding Co., Ltd.............................  51,520,271  27,197,442
   *Eastern Media International Corp.............................  12,640,399   1,459,353

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
TAIWAN -- (Continued)
    Eclat Textile Co., Ltd.......................................    718,558 $ 1,682,175
   *Edimax Technology Co., Ltd...................................  1,304,000     488,112
    Edom Technology Co., Ltd.....................................    943,800     314,596
    Elite Material Co., Ltd......................................  2,495,905   2,253,017
   *Elite Semiconductor Memory Technology, Inc...................  1,532,000   1,289,696
  #*Elitegroup Computer Systems Co., Ltd......................... 10,186,066   2,805,494
    EnTie Commercial Bank........................................  1,736,232     787,580
   #Epistar Corp.................................................  9,635,000  23,249,932
   *Eternal Chemical Co., Ltd....................................    414,000     321,691
    Eva Airways Corp............................................. 13,358,738   7,984,700
   *Ever Fortune Industrial Co., Ltd.............................    409,000       4,621
   *Everest Textile Co., Ltd.....................................  4,021,002   1,210,266
    Evergreen International Storage & Transport Corp.............  8,312,000   4,088,816
    Evergreen Marine Corp., Ltd.................................. 23,381,998  13,705,679
    Everlight Chemical Industrial Corp...........................  1,531,000     985,345
   *Everlight Electronics Co., Ltd...............................    409,000     834,904
  #*Everspring Industry Co., Ltd.................................  1,325,180     368,214
    Excel Cell Electronics Co., Ltd..............................    141,000      56,941
   *Excelsior Medical Co., Ltd...................................    941,000   1,820,461
    Far Eastern Department Stores Co., Ltd.......................  4,195,540   4,494,776
    Far Eastern International Bank............................... 24,005,955   9,474,270
   *Farglory F T Z Investment Holding Co., Ltd...................    779,000     420,461
    Farglory Land Development Co., Ltd...........................    225,000     413,910
    Federal Corp.................................................  5,252,640   2,657,713
   #First Copper Technology Co., Ltd.............................  3,472,750     958,385
    First Financial Holding Co., Ltd............................. 84,233,356  50,193,272
    First Hotel..................................................    977,059     645,867
   #First Insurance Co., Ltd.....................................  3,196,064   1,385,487
    First Steamship Co., Ltd.....................................    322,000     476,673
    Forhouse Corp................................................  6,201,635   3,481,699
   *Formosa Advanced Technologies Co., Ltd.......................    249,000     252,862
    Formosa Chemicals & Fiber Co., Ltd...........................  1,299,660   3,751,278
   #Formosa Epitaxy, Inc.........................................  5,884,000   4,770,735
   #Formosa Oilseed Processing Co., Ltd..........................  1,079,593     478,586
   #Formosa Taffeta Co., Ltd..................................... 10,258,511   9,661,663
    Formosan Rubber Group, Inc...................................  6,567,000   4,188,332
   #Formosan Union Chemical Corp.................................  1,972,758   1,425,670
   *Fortune Electric Co., Ltd....................................    242,000     114,071
    Founding Construction & Development Co., Ltd.................  1,609,626   1,000,263
  #*Froch Enterprise Co., Ltd....................................  1,523,000     570,208
    FSP Technology, Inc..........................................  1,180,283   1,091,237
   #Fu I Industrial Co., Ltd.....................................    290,944     147,100
    Fubon Financial Holding Co., Ltd............................. 56,944,063  58,912,800
   #Fullerton Technology Co., Ltd................................  1,477,200   1,479,115
   #Fwusow Industry Co., Ltd.....................................  2,450,502   1,279,880
   #G Shank Enterprise Co., Ltd..................................  2,109,880   1,092,638
   *Gamma Optical Co., Ltd.......................................    278,600      69,783
   #Gemtek Technology Corp.......................................  4,404,962   4,085,869
    Getac Technology Corp........................................  6,503,065   4,496,752
   *Giantplus Technology Co., Ltd................................  3,290,100     975,707
    Giga Storage Corp............................................  3,765,600   2,870,090
    Giga-Byte Technology Co., Ltd................................  8,527,287   7,353,763
    Gintech Energy Corp..........................................  4,450,942   4,350,196
   #Global Brands Manufacture, Ltd...............................  3,280,290   1,608,260
   *Globe Union Industrial Corp..................................  2,316,000   1,564,097
   #Gold Circuit Electronics, Ltd................................  7,404,965   1,652,657
    Goldsun Development & Construction Co., Ltd.................. 20,114,261   7,701,547
    Good Will Instrument Co., Ltd................................    423,021     278,368
    Grand Pacific Petrochemical Corp............................. 13,816,000   6,045,338
    Great China Metal Industry Co., Ltd..........................  1,487,000   2,022,060
    Great Wall Enterprise Co., Ltd...............................  3,047,799   2,969,414

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
TAIWAN -- (Continued)
    Green Energy Technology, Inc.................................  4,166,882 $ 3,895,367
   #GTM Corp.....................................................  2,315,000   1,033,948
  #*Hannstar Board Corp..........................................  3,898,374   2,048,618
  #*HannStar Display Corp........................................ 66,062,000   6,448,206
   *HannsTouch Solution, Inc.....................................  5,081,000   1,764,373
   #Harvatek Corp................................................  2,461,940   1,568,539
   *Helix Technology, Inc........................................     29,585          --
    Hey Song Corp................................................  4,861,000   6,078,038
   *Hiti Digital, Inc............................................    126,000      81,103
    Hitron Technologies, Inc.....................................  2,409,525   1,449,679
  #*Ho Tung Holding Corp.........................................  9,580,883   5,549,146
  #*Hocheng Corp.................................................  4,081,300   1,282,899
    Hold-Key Electric Wire & Cable Co., Ltd......................  1,844,124     645,727
    Holy Stone Enterprise Co., Ltd...............................  3,153,643   2,916,939
   *Hong Ho Precision Textile Co., Ltd...........................     97,000      40,430
   #Hong Tai Electric Industrial Co., Ltd........................  3,484,000   1,193,357
    Hong Yi Fiber Industry Co., Ltd..............................    256,040      78,564
    Hsin Kuang Steel Co., Ltd....................................  4,151,124   2,843,028
    Hsing Ta Cement Co., Ltd.....................................  2,071,980     758,193
    Hua Eng Wire & Cable Co., Ltd................................  6,205,035   1,773,841
    Hua Nan Financial Holding Co., Ltd........................... 26,688,016  14,732,196
   *Hualon Corp..................................................    257,040       9,504
   #Hung Ching Development & Construction Co., Ltd...............  1,906,468     769,942
    Hung Poo Construction Corp...................................  2,362,655   2,141,341
    Hung Sheng Construction Co., Ltd.............................  8,533,892   4,231,420
  #*Hwa Fong Rubber Co., Ltd.....................................  3,047,960     607,978
  #*Ichia Technologies, Inc......................................  4,989,260   2,347,707
   #I-Chiun Precision Industry Co., Ltd..........................  2,458,000   1,884,977
   *Inotera Memories, Inc........................................ 29,314,728   7,603,481
    Inventec Corp................................................ 28,371,417  10,861,716
    ITE Technology, Inc..........................................  2,913,000   2,455,065
   *Jess-Link Products Co., Ltd..................................    256,000     226,502
   #Jui Li Enterprise Co., Ltd...................................    686,760     187,056
   #K Laser Technology, Inc......................................  1,056,601     356,795
    Kang Na Hsiung Enterprise Co., Ltd...........................  1,655,078     757,536
   *Kao Hsing Chang Iron & Steel Corp............................  1,589,000     310,127
   #Kaulin Manufacturing Co., Ltd................................  2,712,656   1,999,682
    Kee Tai Properties Co., Ltd..................................  1,092,485     598,704
    Kerry TJ Logistics Co., Ltd..................................  1,396,000   1,571,955
   #King Yuan Electronics Co., Ltd............................... 17,396,805   7,166,593
   #Kingdom Construction Co., Ltd................................  5,806,000   3,591,449
   *King's Town Bank............................................. 10,841,012   6,280,413
    King's Town Construction Co., Ltd............................    426,200     363,422
    Kinko Optical Co., Ltd.......................................    376,131     521,593
   #Kinpo Electronics, Inc....................................... 15,073,375   3,369,919
    Knowledge-Yield-Excellence Systems Corp......................  3,317,000   1,228,911
    KS Terminals, Inc............................................    487,880     409,016
   *Kuoyang Construction Co., Ltd................................  3,906,029   1,427,428
   #Kwong Fong Industries Corp...................................  4,549,900   2,055,009
    L&K Engineering Co., Ltd.....................................  1,647,000   1,861,814
   #Lan Fa Textile Co., Ltd......................................  3,158,713   1,023,718
   *Lead Data Co., Ltd...........................................  1,765,457     148,626
    Leader Electronics, Inc......................................    617,056     253,805
   #Lealea Enterprise Co., Ltd................................... 10,008,794   3,568,890
   *Ledtech Electronics Corp.....................................    390,000     199,675
   #Lee Chi Enterprises Co., Ltd.................................  3,379,900   1,594,084
   #Lelon Electronics Corp.......................................  1,324,000     670,306
   *Leofoo Development Co., Ltd..................................  4,280,774   2,577,864
    Li Peng Enterprise Co., Ltd..................................  7,149,183   2,085,703
    Lian Hwa Food Corp...........................................     76,240      91,564
   #Lien Chang Electronic Enterprise Co., Ltd....................    694,273     186,658

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                    SHARES      VALUE++
                                                                  ----------- -----------
TAIWAN -- (Continued)
   #Lien Hwa Industrial Corp.....................................   6,956,990 $ 4,384,792
   #Lingsen Precision Industries, Ltd............................   5,590,480   3,240,457
   #LITE-ON IT Corp..............................................   5,295,339   5,325,140
    Lite-On Semiconductor Corp...................................   4,247,190   2,171,462
    Lite-On Technology Corp......................................  29,862,040  36,291,064
    Long Bon International Co., Ltd..............................   2,671,301   1,083,860
    Long Chen Paper Co., Ltd.....................................   6,799,369   1,947,498
   *Lotes Co., Ltd...............................................     523,000   1,339,280
   *Lucky Cement Corp............................................   3,099,000     630,430
   #Macronix International Co., Ltd..............................  59,370,028  19,498,341
   #Marketech International Corp.................................   1,817,000   1,164,519
    Masterlink Securities Corp...................................  15,131,000   4,843,613
    Maxtek Technology Co., Ltd...................................     262,000     241,492
   #Mayer Steel Pipe Corp........................................   2,106,456     862,363
    Maywufa Co., Ltd.............................................     252,070     108,337
    Mega Financial Holding Co., Ltd.............................. 111,460,765  87,632,600
   *Megamedia Corp...............................................         782           6
    Meiloon Co., Ltd.............................................   1,753,352     575,222
    Mercuries & Associates, Ltd..................................   3,586,430   2,976,723
  #*Mercuries Data Systems, Ltd..................................   1,537,800     524,608
    Merry Electronics Co., Ltd...................................     860,000   1,571,312
   *Microelectronics Technology, Inc.............................   5,883,911   1,948,316
   #Micro-Star International Co., Ltd............................  13,048,985   5,694,871
   *Mirle Automation Corp........................................     334,000     255,840
    Mitac International Corp.....................................  16,364,450   5,529,907
    *Mobiletron Electronics Co., Ltd.............................     153,000      93,517
  #*Mosel Vitelic, Inc...........................................   9,943,170   1,357,676
    Nan Ya Printed Circuit Board Corp............................   2,259,000   4,206,680
    Nantex Industry Co., Ltd.....................................   2,063,108   1,750,444
   *Nanya Technology Corp........................................   4,221,000     354,194
   *Neo Solar Power Corp.........................................   6,047,000   4,009,545
   #New Asia Construction & Development Co., Ltd.................   1,626,660     497,106
    Nichidenbo Corp..............................................      82,249      79,057
    Nien Hsing Textile Co., Ltd..................................   4,222,447   2,779,820
   *Optimax Technology Corp......................................   1,382,597      80,941
    Opto Technology Corp.........................................   7,646,000   3,543,609
   *Orient Semiconductor Electronics, Ltd........................   4,702,276     730,437
   *Oriental Union Chemical Corp.................................   1,290,225   1,570,045
   *Pacific Construction Co., Ltd................................   1,819,148     557,113
    Pan Jit International, Inc...................................   5,090,837   2,220,778
    Pan-International Industrial Corp............................   2,799,967   2,227,625
    Paragon Technologies Co., Ltd................................     990,000     979,433
    Pegatron Corp................................................  20,336,998  29,254,853
    Phihong Technology Co., Ltd..................................     216,320     255,952
   *Picvue Electronics, Ltd......................................     241,600          --
    Plotech Co., Ltd.............................................     894,282     435,757
   *Potrans Electrical Corp......................................   1,139,000     170,020
    Pou Chen Corp................................................  29,022,550  24,791,527
   *Power Quotient International Co., Ltd........................   2,510,000     809,219
    Powercom Co., Ltd............................................   2,937,930   1,486,616
   *Powertech Industrial Co., Ltd................................     121,000      97,953
    President Securities Corp....................................  10,900,992   5,645,246
    Prince Housing & Development Corp............................   4,706,432   3,363,622
   *Procomp Informatics, Ltd.....................................     391,440          --
   *Prodisc Technology, Inc......................................   6,185,157      35,999
    Promate Electronic Co., Ltd..................................     822,000     662,195
   #Qisda Corp...................................................  20,387,171   4,958,208
  #*Quintain Steel Co., Ltd......................................   4,448,250   1,140,054
   *Radiant Opto-Electronics Corp................................   2,409,839  10,053,597
   #Radium Life Tech Corp........................................   8,099,994   5,911,493
   #Ralec Electronic Corp........................................     477,087     473,044

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES     VALUE++
                                                                  ---------- -----------
TAIWAN -- (Continued)
    Realtek Semiconductor Corp...................................  1,404,840 $ 3,032,059
    Rechi Precision Co., Ltd.....................................  3,629,190   3,297,264
  #*Ritek Corp................................................... 35,934,622   5,300,403
   *Sainfoin Technology Corp.....................................    835,498          --
    Sampo Corp...................................................  8,576,925   2,442,809
    Sanyang Industrial Co., Ltd.................................. 10,902,624   6,252,732
    Sanyo Electric Taiwan Co., Ltd...............................    368,000     357,702
   *SDI Corp.....................................................    590,000     455,831
    Shan-Loong Transportation Co., Ltd...........................     66,000      41,827
    Sheng Yu Steel Co., Ltd......................................  1,826,000   1,235,834
   *ShenMao Technology, Inc......................................    632,000     778,978
    Shih Wei Navigation Co., Ltd.................................  1,000,000     934,954
    Shihlin Electric & Engineering Corp..........................  4,035,000   4,795,454
  #*Shin Kong Financial Holding Co., Ltd......................... 84,447,151  24,870,137
    Shin Zu Shing Co., Ltd.......................................  1,832,067   4,821,024
   #Shinkong Insurance Co., Ltd..................................  2,662,412   1,753,132
    Shinkong Synthetic Fibers Co., Ltd........................... 23,718,754   7,140,779
  #*Shuttle, Inc.................................................  1,640,015     509,169
   #Sigurd Microelectronics Corp.................................  5,975,047   4,612,965
   #Silicon Integrated Systems Corp..............................  9,245,165   3,363,001
    Siliconware Precision Industries Co..........................  2,233,000   2,631,980
   #Sinbon Electronics Co., Ltd..................................  2,347,000   1,935,988
    Sincere Navigation Corp......................................  4,021,740   3,988,901
    Sinkang Industries, Ltd......................................    999,262     337,713
   #Sinon Corp...................................................  5,670,877   2,482,678
    SinoPac Holdings Co., Ltd.................................... 82,172,344  27,843,045
   *Sitronix Technology Corp.....................................  1,163,000   1,473,882
   #Siward Crystal Technology Co., Ltd...........................  1,411,875     452,507
   #Solomon Technology Corp......................................  1,375,950     478,214
  #*Solytech Enterprise Corp.....................................  1,503,000     592,584
    South East Soda Manufacturing Co., Ltd.......................    927,500   1,072,809
   #Southeast Cement Co., Ltd....................................  3,354,700   1,371,352
    Spirox Corp..................................................  1,115,661     458,637
    Springsoft, Inc..............................................  1,901,000   2,696,844
    Standard Chemical & Pharmaceutical Co., Ltd..................    166,181     134,163
    Star Comgistic Capital Co., Ltd..............................    275,460     147,642
   #Stark Technology, Inc........................................  1,898,200   1,775,750
    Sunonwealth Electric Machine Industry Co., Ltd...............    465,421     315,757
    Sunplus Technology Co., Ltd..................................  7,943,620   2,631,268
    Sunrex Technology Corp.......................................    782,000     431,426
    Sunspring Metal Corp.........................................     61,000      65,949
    Super Dragon Technology Co., Ltd.............................    144,175     137,399
   #Supreme Electronics Co., Ltd.................................  2,864,681   1,522,479
    Sweeten Construction Co., Ltd................................  1,136,825     597,417
    Sysware Systex Corp..........................................    822,801     841,072
   *Ta Chen Stainless Pipe Co., Ltd..............................  6,340,074   3,435,730
   *Ta Chong Bank, Ltd........................................... 25,010,524   9,598,277
    Ta Ya Electric Wire & Cable Co., Ltd.........................  8,234,329   2,190,571
   #Tah Hsin Industrial Corp.....................................  1,659,000   1,744,663
   *TAI Roun Products Co., Ltd...................................     63,000      21,360
    TA-I Technology Co., Ltd.....................................  1,210,813     711,185
   *Taichung Commercial Bank..................................... 21,159,341   6,600,131
   #Tainan Enterprises Co., Ltd..................................  1,478,183   1,785,090
   #Tainan Spinning Co., Ltd..................................... 14,429,442   6,115,517
    Taishin Financial Holdings Co., Ltd.......................... 72,356,773  27,786,554
   #Taisun Enterprise Co., Ltd...................................  3,363,505   1,749,482
   #Taita Chemical Co., Ltd......................................  3,830,728   1,457,132
  #*Taiwan Business Bank......................................... 46,950,833  14,191,699
    Taiwan Cement Corp........................................... 44,762,440  53,055,545
    Taiwan Cogeneration Corp.....................................  3,677,333   2,888,168
   *Taiwan Cooperative Financial Holding, Ltd.................... 53,764,005  33,040,515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES      VALUE++
                                                                  ----------- -----------
TAIWAN -- (Continued)
    Taiwan Fertilizer Co., Ltd...................................     192,000 $   456,856
    Taiwan Fire & Marine Insurance Co., Ltd......................   1,144,000     811,071
   *Taiwan Flourescent Lamp Co., Ltd.............................     756,000      77,131
    Taiwan Fu Hsing Industrial Co., Ltd..........................   1,518,000     994,174
   #Taiwan Glass Industry Corp...................................   9,126,091   9,053,297
   *Taiwan Kolin Co., Ltd........................................   5,797,000          --
  #*Taiwan Land Development Corp.................................   7,512,215   3,053,946
    Taiwan Mask Corp.............................................   2,949,250   1,127,955
    Taiwan Navigation Co., Ltd...................................     343,000     340,618
    Taiwan Paiho Co., Ltd........................................   2,376,850   1,702,712
   #Taiwan Pulp & Paper Corp.....................................   6,792,660   2,361,252
    Taiwan Sakura Corp...........................................   1,810,472     980,159
    Taiwan Sogo Shinkong Security Co., Ltd.......................   1,503,205   1,479,638
   *Taiwan Styrene Monomer Corp..................................   8,374,856   2,039,779
   #Taiwan Tea Corp..............................................   8,677,092   4,361,401
    Taiyen Biotech Co., Ltd......................................   3,243,000   2,282,158
  #*Tatung Co., Ltd..............................................  28,835,982   7,858,425
  #*Teapo Electronic Corp........................................     994,840     160,503
  #*Teco Electric & Machinery Co., Ltd...........................  27,495,725  20,066,117
   *Tecom, Ltd...................................................     736,753      68,722
    Test-Rite International Co., Ltd.............................   1,786,331   1,209,632
   *Thinking Electronic Industrial Co., Ltd......................     939,000     911,502
    Ton Yi Industrial Corp.......................................  11,712,600   6,010,152
   #Tong Yang Industry Co., Ltd..................................   4,228,623   4,177,704
    Tong-Tai Machine & Tool Co., Ltd.............................   2,367,640   2,099,825
    Topco Scientific Co., Ltd....................................   1,312,719   2,322,159
    Topoint Technology Co., Ltd..................................   1,515,682     945,393
  #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd..................   2,775,000     915,740
    Tung Ho Steel Enterprise Corp................................   9,334,274   8,844,064
  #*TYC Brother Industrial Co., Ltd..............................   2,567,790   1,074,565
  #*Tycoons Group Enterprise Co., Ltd............................   7,393,938   1,402,747
    Tyntek Corp..................................................   2,812,000   1,124,319
  #*Tze Shin International Co., Ltd..............................   1,161,418     578,850
    Unimicron Technology Corp....................................  16,639,363  18,800,194
   *Union Bank of Taiwan.........................................   9,110,282   3,059,283
   #Unitech Electronics Co., Ltd.................................   1,308,739     689,167
   #Unitech Printed Circuit Board Corp...........................  10,397,281   4,113,395
    United Integration Service Co., Ltd..........................   1,336,000   1,284,817
   #United Microelectronics Corp................................. 178,956,681  93,607,454
    Unity Opto Technology Co., Ltd...............................   1,678,629   1,774,923
    Universal Cement Corp........................................   5,444,551   2,542,456
    Universal Microelectronics Co., Ltd..........................     892,491     235,093
   #Universal, Inc...............................................     143,837      84,198
   #UPC Technology Corp..........................................  10,662,415   5,969,490
    USI Corp.....................................................   6,039,427   5,612,787
   #U-Tech Media Corp............................................   1,946,799     397,976
    Ve Wong Corp.................................................   1,522,806   1,108,820
    Wah Lee Industrial Corp......................................   1,141,000   1,550,636
    Walsin Lihwa Corp............................................  46,581,412  13,465,543
    Walsin Technology Corp., Ltd.................................   8,713,230   2,294,099
    Walton Advanced Engineering, Inc.............................   4,480,853   1,350,704
    Wan Hai Lines Co., Ltd.......................................   6,505,000   3,279,080
    Wan Hwa Enterprise Co., Ltd..................................     696,689     320,430
    Waterland Financial Holdings Co., Ltd........................  28,466,896   9,677,906
   *WEI Chih Steel Industrial Co., Ltd...........................   1,914,898     330,042
    Weikeng Industrial Co., Ltd..................................   1,544,550   1,324,238
    Well Shin Technology Co., Ltd................................     809,080   1,187,673
    Wellypower Optronics Corp....................................   2,128,000   1,166,838
    Weltrend Semiconductor, Inc..................................     495,000     224,498
  #*Winbond Electronics Corp.....................................  39,826,885   6,595,956
   #Wintek Corp..................................................  24,929,507  16,129,978

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES       VALUE++
                                                                   ----------- --------------
TAIWAN -- (Continued)
    Wistron Corp..................................................   2,163,000 $    3,226,860
    WPG Holdings, Ltd.............................................   1,513,092      2,054,214
    WT Microelectronics Co., Ltd..................................   2,471,965      3,476,933
  #*WUS Printed Circuit Co., Ltd..................................   5,613,928      2,667,962
    Yageo Corp....................................................  30,947,840      8,846,341
    Yang Ming Marine Transport Corp...............................  22,980,676      9,702,936
    Yem Chio Co., Ltd.............................................   1,415,213      1,365,815
    Yeung Cyang Industrial Co., Ltd...............................   3,772,667      2,189,625
   #Yi Jinn Industrial Co., Ltd...................................   4,146,796        937,688
    Yieh Phui Enterprise Co., Ltd.................................  13,059,485      4,470,606
   *Young Fast Optoelectronics Co., Ltd...........................   1,821,000      3,873,741
   *Yuanta Financial Holding Co., Ltd............................. 102,314,654     48,738,173
    Yuen Foong Yu Paper Manufacturing Co., Ltd....................  15,276,847      6,875,282
    Yulon Motor Co., Ltd..........................................  12,335,572     19,655,626
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...............     291,687        492,475
    Yung Tay Engineering Co., Ltd.................................   3,023,000      4,991,654
   #Zenitron Corp.................................................   2,644,000      2,023,078
    Zig Sheng Industrial Co., Ltd.................................   7,179,044      2,439,226
    Zippy Technology Corp.........................................     343,000        281,239
   #Zyxel Communication Corp......................................   5,642,000      3,171,449
                                                                               --------------
TOTAL TAIWAN......................................................              2,041,081,734
                                                                               --------------
THAILAND -- (2.7%)
   *A.J. PCL (Foreign)............................................   1,663,900        817,070
    Aapico Hitech PCL (Foreign)...................................     539,800        263,317
    Asia Plus Securities PCL (Foreign)............................  12,661,200      1,004,661
    Asian Property Development PCL (Foreign)......................   9,963,800      2,219,578
    Bangchak Petroleum PCL (Foreign)..............................   7,632,800      6,329,639
    Bangkok Bank PCL (Foreign)....................................   6,157,700     38,848,579
    Bangkok Bank PCL (Foreign) NVDR...............................   5,970,900     37,087,541
    Bangkok Expressway PCL (Foreign)..............................   4,768,400      3,628,636
    Bangkok First Investment & Trust PCL (Foreign)................     132,300         26,245
    Bangkok Insurance PCL (Foreign)...............................     143,220      1,150,418
   *Bangkokland PCL (Foreign)..................................... 112,797,303      2,641,108
    Bank of Ayudhya PCL (Foreign).................................  16,762,600     15,399,787
    Bank of Ayudhya PCL (Foreign) NVDR............................  12,090,900     10,911,300
    Cal-Comp Electronics (Thailand) PCL (Foreign).................  18,405,400      1,723,823
    Capital Nomura Securities PCL (Foreign).......................     413,400        403,317
    Central Plaza Hotel PCL (Foreign).............................   7,478,700      3,088,764
    Charoong Thai Wire & Cable PCL (Foreign)......................       7,300          2,125
    Delta Electronics Thailand PCL (Foreign)......................   5,809,500      4,666,493
    Eastern Water Resources Development & Management PCL
      (Foreign)...................................................   9,535,200      2,604,738
    Erawan Group PCL (Foreign)....................................   4,816,850        435,475
    Esso (Thailand) PCL (Foreign).................................  17,457,700      6,642,442
   *G J Steel PCL (Foreign)....................................... 214,856,100      1,187,822
   *G Steel PCL (Foreign).........................................  79,804,200      1,271,677
   *Golden Land Property PCL (Foreign) NVDR.......................      47,400          7,152
    Hana Microelectronics PCL (Foreign)...........................   4,100,700      2,987,177
    Hermraj Land & Development PCL (Foreign)......................  52,509,000      5,088,677
    ICC International PCL (Foreign)...............................   2,710,500      3,878,439
    IRPC PCL (Foreign)............................................ 108,904,100     15,441,362
    Italian-Thai Development PCL (Foreign) NVDR...................  21,127,800      2,514,724
    Jasmine International PCL (Foreign)...........................   1,350,900        138,824
    Kang Yong Electric PCL (Foreign)..............................       4,000         29,789
    Kasikornbank PCL (Foreign)....................................     617,100      3,281,166
    KGI Securities (Thailand) PCL (Foreign).......................  10,147,500        765,600
    Kiatnakin Finance PCL (Foreign)...............................   4,439,200      5,341,476
    Krung Thai Bank PCL (Foreign).................................  65,344,000     38,250,146
   *Krungthai Card PCL (Foreign)..................................     315,900        198,272
    Laguna Resorts & Hotels PCL (Foreign).........................   1,342,400      1,833,522
    Loxley PCL (Foreign)..........................................  11,381,000      1,406,433

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES      VALUE++
                                                                  ----------- ------------
THAILAND -- (Continued)
    MBK PCL (Foreign)............................................     905,500 $  2,804,841
    Padaeng Industry PCL (Foreign) NVDR..........................   1,412,500      702,805
    Polyplex PCL (Foreign).......................................   3,453,600    1,740,839
    Precious Shipping PCL (Foreign)..............................   5,235,400    2,758,162
   *Property Perfect PCL (Foreign)...............................  18,782,700      775,741
    PTT Global Chemical PCL (Foreign)............................  22,762,641   50,892,084
    PTT PCL (Foreign)............................................   4,215,000   48,112,683
    Quality Houses PCL (Foreign).................................  51,817,700    3,151,190
   *Regional Container Lines PCL (Foreign).......................   5,039,500    1,450,393
    Rojana Industrial Park PCL (Foreign).........................   2,249,200      592,472
    Saha Pathana Inter-Holding PCL (Foreign).....................   2,932,100    2,193,115
    Saha Pathanapibul PCL (Foreign)..............................   1,594,833    1,970,851
    Saha-Union PCL (Foreign).....................................   2,976,400    2,903,805
   *Sahaviriya Steel Industries PCL (Foreign).................... 105,945,840    2,618,499
    Samart Corp. PCL (Foreign)...................................   2,574,100      799,436
    Sansiri PCL (Foreign)........................................  46,586,864    3,181,542
    SC Asset Corp. PCL (Foreign).................................   4,007,600    1,928,861
   *Shinawatra Satellite PCL (Foreign)...........................   6,437,800    3,307,878
    Siamgas & Petrochemicals PCL (Foreign).......................     358,600      191,253
    Somboon Advance Technology PCL (Foreign).....................     703,400      640,494
    Sri Ayudhya Capital PCL (Foreign)............................     228,500      147,132
    Sri Trang Agro Industry PCL (Foreign)........................   7,078,300    4,649,810
    Supalai PCL (Foreign)........................................     250,766      133,742
   *Tata Steel (Thailand) PCL (Foreign)..........................  35,972,800      982,672
   *Thai Airways International PCL (Foreign).....................  12,216,011   10,626,936
   *Thai Carbon Black PCL (Foreign)..............................     139,600      109,864
    Thai Oil PCL (Foreign).......................................  10,510,500   23,071,829
    Thai Rayon PCL (Foreign).....................................     165,000      347,439
    Thai Stanley Electric PCL (Foreign)..........................     186,800    1,142,062
   *Thai Stanley Electric PCL (Foreign) NVDR.....................      43,100      263,506
    Thai Wacoal PCL (Foreign)....................................      93,300      148,673
    Thanachart Capital PCL (Foreign).............................   8,763,000    9,047,976
    Thoresen Thai Agencies PCL (Foreign).........................   4,359,800    2,722,217
    Ticon Industrial Connection PCL (Foreign)....................   2,169,500      917,187
    Tisco Financial Group PCL (Foreign)..........................   1,310,500    1,789,951
    TMB Bank PCL (Foreign)....................................... 194,247,000   10,738,859
    Total Access Communication PCL (Foreign) (B1XFLM7)...........   1,074,380    2,847,107
   *Total Access Communication PCL (Foreign) (B231MK7)...........   7,354,100   19,969,670
    TPI Polene PCL (Foreign).....................................  11,293,324    5,178,402
   *Tycoons Worldwide Group PCL (Foreign)........................   1,243,300      276,963
    Univentures PCL (Foreign)....................................   3,481,400      310,213
    Vanachai Group PCL (Foreign).................................   6,390,000      856,156
    Vinythai PCL (Foreign).......................................   5,757,117    3,557,243
                                                                              ------------
TOTAL THAILAND...................................................              456,069,867
                                                                              ------------
TURKEY -- (1.9%)
    Adana Cimento Sanayii T.A.S. Series A........................     734,743    1,674,525
    Adana Cimento Sanayii T.A.S. Series C........................     299,447      131,346
   *Advansa Sasa Polyester Sanayi A.S............................   1,399,594    1,028,350
    Akcansa Cimento Sanayi ve Ticaret A.S........................     298,810    1,327,271
   *Akenerji Elektrik Uretim A.S.................................      84,732      102,784
    Aksa Akrilik Kimya Sanayii A.S...............................   1,686,939    4,134,004
   *Aksigorta A.S................................................   1,348,634    1,444,285
    Alarko Holding A.S...........................................   1,099,569    2,718,897
   *Albaraka Turk Katilim Bankasi A.S............................   1,354,867    1,435,668
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..........      59,430      903,498
   *Anadolu Anonim Turk Sigorta Sirketi A.S......................   3,779,024    1,981,737
    Anadolu Cam Sanayii A.S......................................   1,542,338    2,522,745
   *Arcelik A.S..................................................   1,565,562    6,869,790
   *Asya Katilim Bankasi A.S.....................................   7,814,374    7,969,032
   *Ayen Enerji A.S..............................................     469,686      435,949

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES     VALUE++
                                                                   ---------- -----------
TURKEY -- (Continued)
    Aygaz A.S.....................................................  1,030,468 $ 4,770,526
    Bati Anabolu Cimento A.S......................................    276,594   1,198,826
    Bolu Cimento Sanayii A.S......................................  1,056,634     932,896
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.................    127,193   2,251,274
    Cimsa Cimento Sanayi ve Ticaret A.S...........................    562,388   2,517,520
   *Deva Holding A.S..............................................    620,118     826,788
   *Dogan Gazetecilik A.S.........................................    572,836     518,784
   *Dogan Sirketler Grubu Holding A.S............................. 13,119,972   6,197,974
   *Dogan Yayin Holding A.S.......................................  1,569,275     626,118
   *Dogus Otomotiv Servis ve Ticaret A.S..........................  1,016,045   2,596,158
    Eczacibasi Yatirim Holding Ortakligi A.S......................    522,622   2,089,184
    EGE Seramik Sanayi ve Ticaret A.S.............................  1,079,477   1,328,013
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S..............................................  2,716,664   3,325,692
    Eregli Demir ve Celik Fabrikalari T.A.S....................... 17,225,538  23,869,134
    Gentas Genel Metal Sanayi ve Ticaret A.S......................    721,912     657,557
   *Global Yatirim Holding A.S....................................  3,698,969   2,844,605
    Goodyear Lastikleri T.A.S.....................................     21,237     721,535
   *GSD Holding A.S...............................................  3,489,632   1,549,784
   *Gunes Sigorta A.S.............................................    403,299     515,282
   *Hurriyet Gazetecilik ve Matbaacilik A.S.......................  3,447,484   1,963,004
   *Ihlas EV Aletleri A.S.........................................  2,765,346   1,227,633
   *Ihlas Holding A.S............................................. 10,126,336   6,574,784
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S....................    885,242   1,736,129
   *Is Finansal Kiralama A.S......................................  1,958,837   1,193,423
    Is Yatirim Menkul Degerler A.S................................    380,780     401,551
   *Isiklar Yatirim Holding A.S...................................  1,581,704     712,076
    Ittifak Holding A.S...........................................     92,228     334,091
   *Izmir Demir Celik Sanayi A.S..................................  1,388,492   4,114,045
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A...  2,685,266   2,234,855
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B...  1,315,933   1,948,997
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D...  8,292,951   4,533,850
    KOC Holding A.S. Series B.....................................  7,898,158  29,334,477
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
      Ticaret A.S.................................................  1,045,659   2,472,767
   *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5)......  1,611,797   3,162,271
   *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3)......  1,404,798   2,743,605
   *Marti Otel Isletmeleri A.S....................................         --          --
   *Menderes Tekstil Sanayi ve Ticaret A.S........................  4,409,749   2,487,882
   *Metro Ticari ve Mali Yatirimlar Holding A.S...................  3,286,794   1,048,296
    Net Turizm Ticaret ve Sanayi A.S..............................  2,364,089   1,022,556
    Netas Telekomunikasyon A.S....................................        485      70,967
   *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.........    145,574     450,354
   *Petkim Petrokimya Holding A.S.................................  4,417,470   5,254,106
    Pinar Entegre Et ve Un Sanayi A.S.............................    281,310     980,678
    Pinar SUT Mamulleri Sanayii A.S...............................    194,424   2,027,832
   *Raks Elektronik Sanayi ve Ticaret A.S.........................      5,859       2,636
   *Reysas Tasimacilik ve Lojistik Ticaret A.S....................     43,575      25,806
   *Sabah Yayincilik A.S..........................................     31,938      69,104
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S............    669,085   1,888,600
    Sekerbank T.A.S...............................................  6,336,890   3,393,098
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S......................  1,932,176   1,816,113
    Soda Sanayii A.S..............................................    646,809   1,239,535
   *Tekfen Holding A.S............................................  1,735,452   6,328,000
   *Tekstil Bankasi A.S...........................................  1,242,819     516,955
    Trakya Cam Sanayii A.S........................................  2,856,456   4,117,296
    Turcas Petrol A.S.............................................    916,619   1,446,346
   *Turk Hava Yollari A.S......................................... 11,412,196  17,478,236
    Turkiye Is Bankasi A.S........................................ 21,175,700  48,500,982
    Turkiye Sinai Kalkinma Bankasi A.S............................  4,187,333   5,440,147
    Turkiye Sise ve Cam Fabrikalari A.S...........................  5,734,884   9,801,665
    Turkiye Vakiflar Bankasi T.A.O................................ 10,202,371  18,312,908
    Ulker Biskuvi Sanayi A.S......................................  1,364,998   4,136,172

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                    SHARES       VALUE++
                                                                  ---------- ---------------
TURKEY -- (Continued)
   *Uzel Makina Sanayii A.S......................................    275,043 $            --
    Vestel Beyaz Esya Sanayi ve Ticaret A.S......................    994,756       1,285,894
   *Vestel Elektronik Sanayi ve Ticaret A.S......................  2,059,212       2,545,493
   *Yapi ve Kredi Bankasi A.S.................................... 11,028,482      20,426,878
                                                                             ---------------
TOTAL TURKEY.....................................................                320,819,624
                                                                             ---------------
TOTAL COMMON STOCKS..............................................             15,196,448,399
                                                                             ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
    Alpargatas SA................................................    564,162       4,543,134
    Banco ABC Brasil SA..........................................    776,812       4,869,975
    Banco Alfa de Investimento SA................................     61,726         160,941
    Banco Cruzeiro do Sul SA.....................................      5,100          34,515
    Banco Daycoval SA............................................    564,248       2,764,775
    Banco do Estado do Rio Grande do Sul SA Series B.............  1,120,303       9,668,171
    Banco Industrial e Comercial SA..............................  1,214,800       3,772,849
   *Banco Indusval SA............................................        200             908
    Banco Panamericano SA........................................  1,103,600       3,595,392
    Banco Pine SA................................................    350,878       2,444,541
    Banco Sofisa SA..............................................    694,800       1,341,376
   *Braskem SA Preferred Series A................................  1,916,567      13,422,957
   #Braskem SA Sponsored ADR.....................................    579,894       8,524,442
    Cia de Tecidos Norte de Minas--Coteminas SA..................    901,775       2,020,082
    Cia Ferro Ligas da Bahia--Ferbasa............................    823,834       4,870,870
    Eucatex SA Industria e Comercio SA...........................    134,188         580,779
    Financeira Alfa SA Credito Financiamento e Investimentos.....     36,400          75,620
    Forjas Taurus SA.............................................    916,590       1,014,613
    Gerdau SA....................................................  4,130,372      38,570,218
   #Gerdau SA Sponsored ADR......................................  8,373,239      78,624,714
    Inepar SA Industria e Construcoes............................  1,297,608       1,572,528
   *Klabin SA....................................................  7,963,205      38,100,060
    Mangels Industrial SA........................................      3,600           7,932
    Marcopolo SA.................................................  1,983,243      10,674,959
    Metalurgica Gerdau SA........................................    195,300       2,375,997
    Oi SA........................................................    118,733         713,213
    Parana Banco SA..............................................    116,200         792,487
    Petroleo Brasileiro SA.......................................  7,002,801      77,443,562
    Petroleo Brasileiro SA ADR................................... 15,231,358     337,526,893
    Suzano Papel e Celulose SA...................................  4,444,600      16,718,402
    Ultrapar Participacoes SA Sponsored ADR......................    359,409       8,137,020
   *Unipar Participacoes SA Preferred Series B...................  8,924,236       1,357,725
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A.... 11,752,415      67,389,186
   *Vale SA Series B.............................................    239,144              --
    Whirlpool SA.................................................     71,500         127,535
                                                                             ---------------
TOTAL BRAZIL.....................................................                743,838,371
                                                                             ---------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd.........................................  1,190,176          86,735
   *Trent, Ltd...................................................      3,220          53,684
                                                                             ---------------
TOTAL INDIA......................................................                    140,419
                                                                             ---------------
MALAYSIA -- (0.0%)
   *TA Global Berhad.............................................  6,292,530         540,578
                                                                             ---------------
TOTAL PREFERRED STOCKS...........................................                744,519,368
                                                                             ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Banco Panamericano SA Rights 05/09/12........................  1,400,762          80,835
                                                                             ---------------
MALAYSIA -- (0.0%)
   *Malayan Flour Mills Berhad Warrants..........................    125,350              --
                                                                             ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                  SHARES   VALUE++
                                                                  ------- ----------
TURKEY -- (0.0%)
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights 02/15/12.. 885,242 $1,708,738
                                                                          ----------
TOTAL RIGHTS/WARRANTS............................................          1,789,573
                                                                          ----------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT         VALUE+
                                                                  ------------ ---------------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S) @DFA Short Term Investment Fund..............................  972,000,000     972,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%,
     05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
     FNMA 2.230%(r), 08/01/38, valued at $5,531,741) to be
     repurchased at $5,423,307................................... $      5,423       5,423,275
                                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL..............................                  977,423,275
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,500,480,604).........................................              $16,920,180,615
                                                                               ===============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                  SHARES  VALUE+
                                                                  ------ --------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
   *1-800-FLOWERS.COM, Inc. Class A..............................  1,800 $  5,364
    A.H. Belo Corp. Class A......................................    900    3,969
    Aaron's, Inc.................................................  4,068  110,528
    Abercrombie & Fitch Co.......................................  2,700  135,459
    Advance Auto Parts, Inc......................................    400   36,720
   *Aeropostale, Inc.............................................  3,500   77,630
   *AFC Enterprises, Inc.........................................    800   13,664
   *Amazon.com, Inc..............................................  1,400  324,660
    Ambassadors Group, Inc.......................................  1,110    5,983
  #*AMC Networks, Inc. Class A...................................    575   24,437
   *American Axle & Manufacturing Holdings, Inc..................  2,900   28,101
    American Eagle Outfitters, Inc............................... 10,957  197,336
   *American Public Education, Inc...............................    400   13,888
   *America's Car-Mart, Inc......................................    700   32,158
   *Amerigon, Inc................................................  1,100   15,730
   *ANN, Inc.....................................................  2,485   68,810
   *Apollo Group, Inc. Class A...................................    800   28,176
    Arbitron, Inc................................................    800   30,440
   *Archipelago Learning, Inc....................................  1,149   12,719
   *Arctic Cat, Inc..............................................    900   39,816
    Ark Restaurants Corp.........................................    120    1,831
   *Asbury Automotive Group, Inc.................................  1,700   47,464
   *Ascena Retail Group, Inc.....................................  8,280  169,574
   *Ascent Capital Group, Inc. Class A...........................    800   41,200
   #Autoliv, Inc.................................................  1,600  100,384
  #*AutoNation, Inc..............................................  2,300   79,534
   *AutoZone, Inc................................................    200   79,232
   *Ballantyne Strong, Inc.......................................    600    3,792
  #*Barnes & Noble, Inc..........................................  3,100   64,325
    Bassett Furniture Industries, Inc............................    600    6,444
   *Beazer Homes USA, Inc........................................  5,700   17,670
    bebe stores, inc.............................................  4,600   37,720
   *Bed Bath & Beyond, Inc.......................................  1,350   95,026
    Belo Corp. Class A...........................................  5,477   36,915
    Benihana, Inc................................................  1,300   17,927
   #Best Buy Co., Inc............................................ 10,211  225,357
    Big 5 Sporting Goods Corp....................................  1,500   12,555
  #*Big Lots, Inc................................................  2,000   73,280
   *Biglari Holdings, Inc........................................     75   30,475
  #*Blue Nile, Inc...............................................    400   12,112
   *Bluegreen Corp...............................................  1,400    7,420
    Blyth, Inc...................................................    375   32,989
    Bob Evans Farms, Inc.........................................  1,745   66,729
   *Body Central Corp............................................    600   18,222
    Bon-Ton Stores, Inc. (The)...................................  1,300    8,060
   #Books-A-Million, Inc.........................................    600    1,914
  #*BorgWarner, Inc..............................................  1,000   79,040
   *Bravo Brio Restaurant Group, Inc.............................  1,429   28,866
  #*Bridgepoint Education, Inc...................................  2,600   56,056
   #Brown Shoe Co., Inc..........................................  3,300   30,063
    Brunswick Corp...............................................  1,176   30,917
   #Buckle, Inc..................................................  1,100   50,798
   *Build-A-Bear Workshop, Inc...................................  1,400    6,314
   *Cabela's, Inc................................................  3,800  143,678
   #Cablevision Systems Corp.....................................  2,100   31,122
   *Cache, Inc...................................................    483    3,014
    Callaway Golf Co.............................................  5,050   30,956
   *Cambium Learning Group, Inc..................................  2,515    5,709

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
                                                                  SHARES   VALUE+
                                                                  ------ ----------
Consumer Discretionary -- (Continued)
   *Capella Education Co.........................................    376 $   12,299
   *Career Education Corp........................................  4,300     30,659
   *Caribou Coffee Co., Inc......................................  1,505     24,697
   *CarMax, Inc..................................................  2,171     67,019
   *Carmike Cinemas, Inc.........................................    200      2,666
    Carnival Corp................................................  8,060    261,869
    Carriage Services, Inc.......................................  1,100      8,250
   *Carrols Restaurant Group, Inc................................  1,467     22,122
   *Carter's, Inc................................................  2,602    141,289
   *Casual Male Retail Group, Inc................................  2,800      8,792
    Cato Corp. Class A...........................................  1,500     41,745
   *Cavco Industries, Inc........................................    500     25,800
    CBS Corp. Class A............................................    734     25,015
    CBS Corp. Class B............................................ 11,757    392,096
    CEC Entertainment, Inc.......................................    900     34,398
   *Charles & Colvard, Ltd.......................................    300      1,275
   *Charming Shoppes, Inc........................................  7,690     45,371
   *Charter Communications, Inc..................................    600     36,282
   #*Cheesecake Factory, Inc.....................................  3,000     94,500
    Cherokee, Inc................................................    200      2,596
    Chico's FAS, Inc.............................................  7,196    110,531
  #*Children's Place Retail Stores, Inc. (The)...................  1,300     59,774
   *Chipotle Mexican Grill, Inc..................................    200     82,830
   #Choice Hotels International, Inc.............................  1,400     52,668
    Christopher & Banks Corp.....................................  1,927      3,603
    Cinemark Holdings, Inc.......................................  5,900    135,464
   *Citi Trends, Inc.............................................    400      4,456
   *Clear Channel Outdoor Holdings, Inc. Class A.................  1,200      9,084
    Coach, Inc...................................................  1,100     80,476
   *Coinstar, Inc................................................  1,400     87,906
   *Coldwater Creek, Inc.........................................    823        815
  #*Collective Brands, Inc.......................................  3,771     78,324
    Collectors Universe, Inc.....................................    300      4,827
   #Columbia Sportswear Co.......................................  1,700     80,070
    Comcast Corp. Class A........................................ 38,037  1,153,662
    Comcast Corp. Special Class A................................ 13,944    415,950
  #*Conn's, Inc..................................................  2,460     40,221
    Cooper Tire & Rubber Co......................................  3,100     46,345
  #*Corinthian Colleges, Inc.....................................  3,410     13,094
   *Cost Plus, Inc...............................................  1,300     25,181
    Cracker Barrel Old Country Store, Inc........................  1,000     57,520
   *Crocs, Inc...................................................  4,000     80,800
   *Crown Media Holdings, Inc. Class A...........................    700      1,057
    CSS Industries, Inc..........................................    200      3,830
  #*CTC Media, Inc...............................................  2,755     29,837
   *Culp, Inc....................................................    600      6,870
   *Cumulus Media, Inc. Class A..................................  6,797     24,673
    D.R. Horton, Inc............................................. 14,274    233,380
    Dana Holding Corp............................................  7,982    116,697
    Darden Restaurants, Inc......................................  1,170     58,594
  #*Deckers Outdoor Corp.........................................    600     30,606
   *dELiA*s, Inc.................................................    200        308
   *Delta Apparel, Inc...........................................    600      8,586
    Destination Maternity Corp...................................  1,000     19,840
    DeVry, Inc...................................................  3,500    112,525
   #Dick's Sporting Goods, Inc...................................    700     35,420
   *Digital Generation, Inc......................................  1,500     13,920
   #Dillard's, Inc. Class A......................................  2,850    183,996
   *DineEquity, Inc..............................................    900     43,722
   *DIRECTV Class A..............................................  2,500    123,175
   *Discovery Communications, Inc. Class A.......................  1,200     65,304

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class B.......................    100 $  5,745
   *Discovery Communications, Inc. Class C.......................  1,200   59,628
    DISH Network Corp............................................    900   28,773
   *Dixie Group, Inc. (The)......................................    200      776
   *Dollar General Corp..........................................  1,267   60,132
   *Dollar Tree, Inc.............................................    500   50,830
    Domino's Pizza, Inc..........................................  2,300   86,963
   *Dorman Products, Inc.........................................  1,050   50,169
   *Dreams, Inc..................................................    900    3,078
  #*DreamWorks Animation SKG, Inc. Class A.......................  3,900   70,239
   *Drew Industries, Inc.........................................  1,100   32,758
    DSW, Inc. Class A............................................    996   56,035
   *E.W. Scripps Co. Class A (The)...............................  3,149   28,845
  #*Education Management Corp....................................  3,157   39,147
    Einstein Noah Restaurant Group, Inc..........................  1,208   17,093
   *Emerson Radio Corp...........................................  1,100    2,233
  #*Entercom Communications Corp.................................  2,204   13,643
    Entravision Communications Corp..............................  1,450    2,276
    Escalade, Inc................................................    350    2,044
   #Ethan Allen Interiors, Inc...................................  1,800   41,760
   *Exide Technologies...........................................  3,247    9,351
   #Expedia, Inc.................................................  1,500   63,945
   *Express, Inc.................................................  1,600   37,792
    Family Dollar Stores, Inc....................................    900   60,795
   *Famous Dave's of America, Inc................................    600    5,982
   *Federal-Mogul Corp...........................................  3,928   50,789
    Finish Line, Inc. Class A (The)..............................  2,700   60,102
   *Fisher Communications, Inc...................................    400   13,116
    Flexsteel Industries, Inc....................................     99    1,981
    Foot Locker, Inc.............................................  9,082  277,818
   #Ford Motor Co................................................ 15,860  178,901
  #*Fossil, Inc..................................................    600   78,402
    Fred's, Inc. Class A.........................................  2,900   41,528
   *Fuel Systems Solutions, Inc..................................  1,533   35,949
   *Gaiam, Inc. Class A..........................................    566    2,236
   #GameStop Corp. Class A.......................................  7,400  168,424
    Gaming Partners International Corp...........................    400    2,708
    Gannett Co., Inc............................................. 14,200  196,244
    Gap, Inc.....................................................  5,887  167,779
    Garmin, Ltd..................................................  6,006  283,063
   *Gaylord Entertainment Co.....................................  2,947   92,772
   *Geeknet, Inc.................................................    200    2,910
   *General Motors Co............................................ 14,630  336,490
   *Genesco, Inc.................................................  1,400  105,000
   #Gentex Corp..................................................  1,500   32,955
    Genuine Parts Co.............................................  1,594  103,259
   *G-III Apparel Group, Ltd.....................................  1,000   26,850
   *Goodyear Tire & Rubber Co....................................  7,000   76,860
   *Gordmans Stores, Inc.........................................    795   16,886
   *Grand Canyon Education, Inc..................................  1,434   24,937
   *Gray Television, Inc.........................................  2,800    5,040
   *Great Wolf Resorts, Inc......................................  1,500   11,760
   #Group 1 Automotive, Inc......................................  1,600   92,608
    Guess?, Inc..................................................  1,944   56,920
    H&R Block, Inc...............................................  1,900   27,930
  #*Hanesbrands, Inc.............................................  2,600   73,372
    Harley-Davidson, Inc.........................................  2,300  120,359
    Harman International Industries, Inc.........................  3,600  178,488
    Harte-Hanks, Inc.............................................  3,769   31,660
   #Hasbro, Inc..................................................    800   29,392
    Haverty Furniture Cos., Inc..................................  1,457   17,484

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Consumer Discretionary -- (Continued)
   *Helen of Troy, Ltd...........................................  2,030 $ 70,238
  #*hhgregg, Inc.................................................  3,062   32,029
   *Hibbett Sporting Goods, Inc..................................    800   47,776
    Hillenbrand, Inc.............................................  3,200   67,008
    Home Depot, Inc. (The).......................................  9,700  502,363
    Hooker Furniture Corp........................................    554    6,559
    Hot Topic, Inc...............................................  3,272   32,066
    HSN, Inc.....................................................  2,076   80,341
   *Hyatt Hotels Corp. Class A...................................  1,280   55,078
   *Iconix Brand Group, Inc......................................  4,100   62,894
    International Speedway Corp. Class A.........................  1,900   50,711
    Interpublic Group of Cos., Inc. (The)........................ 12,000  141,720
    Interval Leisure Group, Inc..................................  3,089   53,378
  #*iRobot Corp..................................................  1,030   24,318
  #*ITT Educational Services, Inc................................    800   52,816
   #J.C. Penney Co., Inc.........................................  6,640  239,438
   *Jack in the Box, Inc.........................................  2,400   54,528
    JAKKS Pacific, Inc...........................................    600   11,442
    John Wiley & Sons, Inc. Class B..............................    142    6,424
    Johnson Controls, Inc........................................  5,997  191,724
   *Johnson Outdoors, Inc. Class A...............................     75    1,385
    Jones Group, Inc. (The)......................................  4,500   50,490
   *Jos. A. Bank Clothiers, Inc..................................  1,580   75,129
   *Journal Communications, Inc. Class A.........................  3,300   13,827
  #*K12, Inc.....................................................  1,900   48,450
   #KB Home......................................................  5,700   49,476
   *Kenneth Cole Productions, Inc. Class A.......................    500    7,965
   *Kid Brands, Inc..............................................     15       35
   *Kirkland's, Inc..............................................  1,534   22,458
   *Knology, Inc.................................................    900   17,505
   #Kohl's Corp..................................................  4,195  210,295
   *Krispy Kreme Doughnuts, Inc..................................  2,200   16,126
  #*K-Swiss, Inc. Class A........................................  1,400    5,152
    Lacrosse Footwear, Inc.......................................    300    3,870
   *Lakeland Industries, Inc.....................................    300    3,135
  #*Lamar Advertising Co. Class A................................  1,426   45,375
   *La-Z-Boy, Inc................................................  3,604   54,312
   *LeapFrog Enterprises, Inc....................................  4,100   38,294
    Lear Corp....................................................  2,812  116,698
   *Learning Tree International, Inc.............................    700    3,997
   *Lee Enterprises, Inc.........................................  1,700    1,921
   #Leggett & Platt, Inc.........................................  6,177  134,473
   #Lennar Corp. Class A.........................................  9,100  252,434
    Lennar Corp. Class B Voting..................................  1,400   31,682
   *Libbey, Inc..................................................    737   10,517
   *Liberty Global, Inc. Class A.................................    700   34,867
   *Liberty Global, Inc. Class C.................................    600   28,758
   *Liberty Interactive Corp. Class A............................ 22,523  424,333
   *Liberty Interactive Corp. Class B............................     60    1,130
   *Liberty Media Corp.--Liberty Capital Class A.................  1,495  130,723
   *Liberty Media Corp.--Liberty Capital Class B.................     87    7,496
   *Life Time Fitness, Inc.......................................  2,266  105,505
    Lifetime Brands, Inc.........................................    706    8,225
    Limited Brands, Inc..........................................  1,300   64,610
   *LIN TV Corp. Class A.........................................  2,000    7,900
    Lincoln Educational Services Corp............................  1,400   10,276
    Lithia Motors, Inc. Class A..................................  1,510   40,513
   *Live Nation Entertainment, Inc...............................  4,076   36,929
   *LKQ Corp.....................................................  4,600  153,870
    Lowe's Cos., Inc............................................. 19,613  617,221
   *Luby's, Inc..................................................  1,750   10,710

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Consumer Discretionary -- (Continued)
  #*Lululemon Athletica, Inc.....................................    600 $ 44,484
   *Lumber Liquidators Holdings, Inc.............................    600   17,358
   *M/I Homes, Inc...............................................  1,400   18,620
    Mac-Gray Corp................................................    700   10,430
    Macy's, Inc.................................................. 10,000  410,200
   *Madison Square Garden Co. Class A (The)......................  3,469  124,780
   *Maidenform Brands, Inc.......................................  1,100   25,113
    Marcus Corp..................................................  1,100   13,761
    Marine Products Corp.........................................  2,227   13,295
   *MarineMax, Inc...............................................  1,522   16,225
   #Marriott International, Inc. Class A.........................  1,903   74,388
   *Marriott Vacations Worldwide Corp............................    210    6,201
   *Martha Stewart Living Omnimedia Class A......................  3,017   10,771
    Mattel, Inc..................................................  3,408  114,509
    Matthews International Corp. Class A.........................  1,700   51,000
   *McClatchy Co. Class A (The)..................................  4,116   11,196
    McDonald's Corp..............................................  2,170  211,466
    McGraw-Hill Cos., Inc........................................  1,140   56,054
   #MDC Holdings, Inc............................................  2,942   82,700
   *Media General, Inc. Class A..................................  1,600    5,712
    Men's Wearhouse, Inc. (The)..................................  3,405  126,121
   #Meredith Corp................................................  2,118   61,062
   *Meritage Homes Corp..........................................  2,286   64,900
   *Midas, Inc...................................................    400    4,600
   *Modine Manufacturing Co......................................  2,200   17,380
   *Mohawk Industries, Inc.......................................  3,572  239,395
    Monro Muffler Brake, Inc.....................................  1,450   59,827
   *Morgans Hotel Group Co.......................................    915    4,538
   #Morningstar, Inc.............................................  1,514   87,388
   *Motorcar Parts of America, Inc...............................    900    6,804
    Movado Group, Inc............................................  1,500   42,525
   *Nathan's Famous, Inc.........................................    200    4,798
    National CineMedia, Inc......................................  1,729   24,707
   *Nautilus, Inc................................................  1,610    4,170
   *Navarre Corp.................................................    600    1,086
  #*Netflix, Inc.................................................    500   40,070
   *New York & Co., Inc..........................................  3,400   13,430
   *New York Times Co. Class A (The).............................  8,100   51,111
    Newell Rubbermaid, Inc.......................................  7,140  129,948
   #News Corp. Class A........................................... 32,621  639,372
    News Corp. Class B...........................................  8,400  166,656
   *Nexstar Broadcasting Group, Inc. Class A.....................    600    4,650
    NIKE, Inc. Class B...........................................  1,104  123,504
    Nordstrom, Inc...............................................  2,050  114,513
   #Nutrisystem, Inc.............................................  1,600   18,528
   *NVR, Inc.....................................................    200  156,788
   *Office Depot, Inc............................................ 12,482   37,945
   *OfficeMax, Inc...............................................  5,699   26,500
    Omnicom Group, Inc...........................................  1,482   76,041
   *Orbitz Worldwide, Inc........................................  4,105   14,983
   *Orchard Supply Hardware Stores Corp. Class A.................    140    3,006
  #*O'Reilly Automotive, Inc.....................................  1,650  174,009
   *Orient-Express Hotels, Ltd. Class A..........................  5,724   61,190
    Outdoor Channel Holdings, Inc................................  1,300    9,620
   *Overstock.com, Inc...........................................    600    3,618
    Oxford Industries, Inc.......................................  1,000   47,990
   *Panera Bread Co. Class A.....................................    400   63,168
   *Papa John's International, Inc...............................  1,100   44,308
  #*Peet's Coffee & Tea, Inc.....................................    700   53,774
    Penske Automotive Group, Inc.................................  5,100  134,844
    Pep Boys - Manny, Moe & Jack (The)...........................  3,200   47,776

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
                                                                  SHARES  VALUE+
                                                                  ------ --------
Consumer Discretionary -- (Continued)
   *Perfumania Holdings, Inc.....................................    260 $  2,090
   *Perry Ellis International, Inc...............................    800   14,968
   #PetMed Express, Inc..........................................  1,583   21,323
    PetSmart, Inc................................................  1,100   64,086
   *Pier 1 Imports, Inc..........................................  5,300   91,054
    Polaris Industries, Inc......................................    600   47,664
    Pool Corp....................................................  1,522   56,177
   *Priceline.com, Inc...........................................    200  152,164
  #*PulteGroup, Inc.............................................. 22,253  218,970
    PVH Corp.....................................................  2,300  204,240
   *Quiksilver, Inc..............................................  8,374   28,974
    R.G. Barry Corp..............................................    800   10,192
  #*Radio One, Inc. Class D......................................  1,800    2,016
    #RadioShack Corp.............................................  5,500   28,490
    Ralph Lauren Corp............................................    400   68,908
   *Red Lion Hotels Corp.........................................  1,300   10,842
   *Red Robin Gourmet Burgers, Inc...............................    800   28,528
   #Regal Entertainment Group....................................  2,600   35,386
    Regis Corp...................................................  3,900   71,565
    Rent-A-Center, Inc...........................................  3,800  129,998
   *Rentrak Corp.................................................    600   11,352
   *Rocky Brands, Inc............................................    402    5,688
    Ross Stores, Inc.............................................  2,300  141,657
    Royal Caribbean Cruises, Ltd.................................  8,171  223,640
   *Ruby Tuesday, Inc............................................  3,000   20,400
  #*rue21, inc...................................................    450   13,658
   *Ruth's Hospitality Group, Inc................................  2,763   19,120
    Ryland Group, Inc. (The).....................................  3,162   71,177
  #*Saks, Inc....................................................  9,166  100,459
   *Sally Beauty Holdings, Inc...................................  4,600  122,360
    Scholastic Corp..............................................    500   15,275
   *School Specialty, Inc........................................    485    1,586
    Scripps Networks Interactive, Inc............................  1,050   52,731
  #*Sears Holdings Corp..........................................  3,100  166,718
   *Select Comfort Corp..........................................  1,476   42,627
    Service Corp. International.................................. 14,420  166,984
    Shiloh Industries, Inc.......................................    800    7,352
   *Shoe Carnival, Inc...........................................  1,350   26,244
  #*Shutterfly, Inc..............................................  1,500   46,680
    Signet Jewelers, Ltd. ADR....................................  2,800  136,556
    Sinclair Broadcast Group, Inc. Class A.......................  1,000   10,280
   *Sirius XM Radio, Inc......................................... 16,485   37,256
    Six Flags Entertainment Corp.................................  2,832  135,681
  #*Skechers U.S.A., Inc. Class A................................  2,000   37,340
    Skyline Corp.................................................    400    2,196
   *Smith & Wesson Holding Corp..................................  4,747   39,163
   #Sonic Automotive, Inc. Class A...............................  2,924   49,182
   *Sonic Corp...................................................  1,610   11,624
   #Sotheby's....................................................  1,700   66,844
    Spartan Motors, Inc..........................................  2,400   10,440
   #Speedway Motorsports, Inc....................................  2,279   38,880
    Stage Stores, Inc............................................    800   12,216
    Standard Motor Products, Inc.................................  1,754   26,433
   *Standard Pacific Corp........................................ 10,752   54,405
   *Stanley Furniture Co., Inc...................................    661    2,974
   #Staples, Inc................................................. 18,893  290,952
    Starbucks Corp...............................................  3,100  177,878
    Starwood Hotels & Resorts Worldwide, Inc.....................  1,100   65,120
   *Stein Mart, Inc..............................................  2,216   14,227
   *Steiner Leisure, Ltd.........................................    800   37,568
   *Steinway Musical Instruments, Inc............................    977   24,630

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CONTINUED


                                                                  SHARES   VALUE+
                                                                  ------ ----------
Consumer Discretionary -- (Continued)
   *Steven Madden, Ltd...........................................  1,802 $   77,864
    Stewart Enterprises, Inc. Class A............................  2,700     17,064
   *Stoneridge, Inc..............................................  1,640     14,137
   #Strayer Education, Inc.......................................    300     29,604
   #Sturm Ruger & Co., Inc.......................................  1,200     68,484
    Superior Industries International, Inc.......................  2,181     37,317
   *Systemax, Inc................................................  1,842     31,627
  #*Talbots, Inc.................................................    249        737
    Target Corp..................................................  5,840    338,370
   *Tempur-Pedic International, Inc..............................    707     41,600
   *Tenneco, Inc.................................................  1,672     51,548
  #*Tesla Motors, Inc............................................  1,830     60,628
    Texas Roadhouse, Inc.........................................  3,856     66,516
   #Thor Industries, Inc.........................................  3,425    115,868
    Tiffany & Co.................................................  1,200     82,152
    Time Warner Cable, Inc.......................................  6,928    557,358
    Time Warner, Inc............................................. 22,055    826,180
    TJX Cos., Inc. (The).........................................  2,000     83,420
   *Toll Brothers, Inc...........................................  9,870    250,698
   *Tower International, Inc.....................................    123      1,309
   *Town Sports International Holdings, Inc......................    844     10,820
   #Tractor Supply Co............................................    937     92,210
   *Trans World Entertainment Corp...............................    200        446
   *True Religion Apparel, Inc...................................  1,500     40,740
   *TRW Automotive Holdings Corp.................................  3,450    157,700
   *Tuesday Morning Corp.........................................  1,700      6,868
    Tupperware Brands Corp.......................................    950     59,176
    Ulta Salon Cosmetics & Fragrance, Inc........................  2,600    229,268
  #*Under Armour, Inc. Class A...................................    400     39,172
   *Unifi, Inc...................................................  1,326     14,745
   *Universal Electronics, Inc...................................    751     12,707
    Universal Technical Institute, Inc...........................  1,292     15,504
   *Urban Outfitters, Inc........................................  1,400     40,544
   *US Auto Parts Network, Inc...................................  1,256      4,547
    V.F. Corp....................................................    602     91,534
    Vail Resorts, Inc............................................  2,104     85,801
   *Valassis Communications, Inc.................................  2,515     50,300
    Value Line, Inc..............................................    213      2,592
   *Valuevision Media, Inc. Class A..............................  1,269      2,056
    Viacom, Inc. Class A.........................................    100      5,065
    Viacom, Inc. Class B.........................................  2,557    118,619
   #Virgin Media, Inc............................................  1,564     38,412
   *Visteon Corp.................................................  2,800    140,476
  #*Vitamin Shoppe, Inc..........................................  1,400     65,898
   *VOXX International Corp......................................  1,300     16,497
    Walt Disney Co. (The)........................................ 34,826  1,501,349
  #*Warnaco Group, Inc. (The)....................................  1,800     95,328
   #Washington Post Co. Class B..................................    500    189,085
   #Weight Watchers International, Inc...........................    500     37,980
    Wendy's Co. (The)............................................ 22,258    108,396
   *West Marine, Inc.............................................  1,553     18,186
   *Wet Seal, Inc. Class A (The).................................  5,000     16,450
    Weyco Group, Inc.............................................     47      1,146
    Whirlpool Corp...............................................  1,913    122,470
    Wiley (John) & Sons, Inc. Class A............................  2,250    101,678
    Williams-Sonoma, Inc.........................................  1,274     49,291
    Winmark Corp.................................................    100      5,734
   *Winnebago Industries, Inc....................................  2,317     22,591
    Wolverine World Wide, Inc....................................  1,400     58,730
   #World Wrestling Entertainment, Inc. Class A..................  2,200     17,336
    Wyndham Worldwide Corp.......................................  5,702    287,039

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CONTINUED


                                                                  SHARES   VALUE+
                                                                  ------ -----------
Consumer Discretionary -- (Continued)
    Yum! Brands, Inc.............................................  1,200 $    87,276
  #*Zale Corp....................................................  2,100       5,754
  #*Zumiez, Inc..................................................  1,507      55,247
                                                                         -----------
Total Consumer Discretionary.....................................         31,564,213
                                                                         -----------
Consumer Staples -- (4.7%)
    Alico, Inc...................................................    400       9,096
    Andersons, Inc. (The)........................................  1,000      50,400
    Avon Products, Inc...........................................  2,600      56,160
    B&G Foods, Inc...............................................  2,800      62,272
    Bunge, Ltd...................................................  5,430     350,235
    Calavo Growers, Inc..........................................    863      24,751
   #Cal-Maine Foods, Inc.........................................  1,600      57,648
   #Campbell Soup Co.............................................  1,491      50,441
    Casey's General Stores, Inc..................................  1,360      76,636
   *Central Garden & Pet Co......................................    800       8,464
   *Central Garden & Pet Co. Class A.............................  2,700      28,863
   *Chiquita Brands International, Inc...........................  2,600      22,100
    Clorox Co. (The).............................................    913      64,001
    Coca-Cola Bottling Co. Consolidated..........................    556      35,667
    Coca-Cola Enterprises, Inc...................................  9,200     277,104
    Colgate-Palmolive Co.........................................  1,300     128,622
    ConAgra Foods, Inc........................................... 10,310     266,204
    Corn Products International, Inc.............................  2,500     142,650
    Costco Wholesale Corp........................................  2,527     222,806
    CVS Caremark Corp............................................ 27,380   1,221,696
   *Darling International, Inc...................................  6,400     104,832
   *Dean Foods Co................................................  6,800      83,504
   #Diamond Foods, Inc...........................................  1,200      25,080
  #*Dole Food Co., Inc...........................................  4,700      39,856
    Dr. Pepper Snapple Group, Inc................................  2,796     113,462
   *Elizabeth Arden, Inc.........................................  1,903      74,179
   *Energizer Holdings, Inc......................................  2,067     147,439
    Estee Lauder Cos., Inc.......................................  1,000      65,350
   *Farmer Bros. Co..............................................  1,092       9,937
    Flowers Foods, Inc...........................................  2,597      55,706
    Fresh Del Monte Produce, Inc.................................  3,950      91,521
    General Mills, Inc...........................................  3,290     127,948
  #*Green Mountain Coffee Roasters, Inc..........................  1,050      51,187
    H.J. Heinz Co................................................  1,000      53,310
   *Hain Celestial Group, Inc (The)..............................  2,400     113,520
    Harris Teeter Supermarkets, Inc..............................  2,150      81,635
    Herbalife, Ltd...............................................  1,000      70,320
    Hershey Co. (The)............................................    600      40,206
   #Hormel Foods Corp............................................  4,800     139,488
   *Imperial Sugar Co............................................    581       2,353
    Ingles Markets, Inc. Class A.................................    871      15,147
    Inter Parfums, Inc...........................................  2,400      37,800
    J & J Snack Foods Corp.......................................  1,200      67,272
    J.M. Smucker Co..............................................  3,049     242,792
   *John B. Sanfilippo & Son, Inc................................    600       8,676
    Kellogg Co...................................................    700      35,399
    Kimberly-Clark Corp..........................................  1,573     123,433
    Kraft Foods, Inc. Class A.................................... 30,940   1,233,578
    Kroger Co. (The).............................................  5,300     123,331
    Lancaster Colony Corp........................................    996      64,949
   *Lifeway Foods, Inc...........................................    300       2,502
   *Mannatech, Inc...............................................     40         182
    McCormick & Co., Inc. Non-Voting.............................    700      39,137
    McCormick & Co., Inc. Voting.................................     90       4,995
    Mead Johnson Nutrition Co....................................    983      84,105

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CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ -----------
Consumer Staples -- (Continued)
   *Medifast, Inc................................................    700 $    13,454
   *Monster Beverage Corp........................................    851      55,281
    Nash-Finch Co................................................    700      17,570
   *National Beverage Corp.......................................  1,434      21,309
    Nu Skin Enterprises, Inc. Class A............................  2,400     127,920
   *Nutraceutical International Corp.............................    500       7,665
    Oil-Dri Corp. of America.....................................    300       6,348
   *Omega Protein Corp...........................................  1,400      10,024
   *Overhill Farms, Inc..........................................    900       4,086
   *Pantry, Inc. (The)...........................................  1,100      14,036
    PepsiCo, Inc.................................................  7,018     463,188
   *Physicians Formula Holdings, Inc.............................    364       1,128
   *Pilgrim's Pride Corp.........................................  1,915      13,673
   *Post Holdings, Inc...........................................  1,100      32,725
   *Prestige Brands Holdings, Inc................................  3,300      56,067
    PriceSmart, Inc..............................................    500      41,270
    Procter & Gamble Co. (The)................................... 17,607   1,120,509
   *Ralcorp Holdings, Inc........................................  1,900     138,339
   *Revlon, Inc..................................................  1,380      23,570
    Rocky Mountain Chocolate Factory, Inc........................    100         947
   #Safeway, Inc.................................................  9,259     188,235
   #Sanderson Farms, Inc.........................................  1,600      82,576
    Sara Lee Corp................................................  2,000      44,080
   *Schiff Nutrition International, Inc..........................  1,400      23,030
   *Seneca Foods Corp. Class A...................................    600      13,974
   *Smart Balance, Inc...........................................  4,429      26,131
   *Smithfield Foods, Inc........................................  7,400     155,104
    Snyders-Lance, Inc...........................................  3,833      99,198
    Spartan Stores, Inc..........................................  1,760      32,085
   *Spectrum Brands Holdings, Inc................................  2,987     103,081
   #SUPERVALU, Inc............................................... 11,600      68,904
   *Susser Holdings Corp.........................................  1,555      41,503
    Sysco Corp...................................................  2,400      69,360
   #Tootsie Roll Industries, Inc.................................  2,039      48,549
   *TreeHouse Foods, Inc.........................................  1,900     109,269
    Tyson Foods, Inc. Class A....................................  8,000     146,000
   *United Natural Foods, Inc....................................  2,600     128,154
  #*USANA Health Sciences, Inc...................................  1,200      50,040
    Village Super Market, Inc....................................    377      10,405
    Walgreen Co..................................................  9,100     319,046
    WD-40 Co.....................................................    900      40,572
    Weis Markets, Inc............................................  1,778      79,299
   #Whole Foods Market, Inc......................................    900      74,763
                                                                         -----------
Total Consumer Staples...........................................         10,852,414
                                                                         -----------
Energy -- (11.5%)
    Adams Resources & Energy, Inc................................    317      19,251
    Alon USA Energy, Inc.........................................  2,630      23,775
  #*Alpha Natural Resources, Inc.................................  6,127      98,828
    Anadarko Petroleum Corp......................................  9,012     659,769
    Apache Corp..................................................  7,222     692,879
   *Approach Resources, Inc......................................  1,700      60,996
   #Arch Coal, Inc...............................................  4,556      44,467
   *Atwood Oceanics, Inc.........................................  3,600     159,588
    Baker Hughes, Inc............................................  7,600     335,236
   *Basic Energy Services, Inc...................................  2,200      31,680
   #Berry Petroleum Co. Class A..................................  2,865     130,501
  #*Bill Barrett Corp............................................  2,569      61,605
    Bolt Technology Corp.........................................    600       8,562
  #*BPZ Resources, Inc...........................................  6,100      24,705
    Bristow Group, Inc...........................................  2,458     120,073

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CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ ----------
Energy -- (Continued)
    Cabot Oil & Gas Corp.........................................  6,063 $  213,054
   *Cal Dive International, Inc..................................  7,488     28,979
   *Callon Petroleum Co..........................................  3,100     18,011
   *Cameron International Corp...................................  4,296    220,170
   #CARBO Ceramics, Inc..........................................    400     33,636
  #*Carrizo Oil & Gas, Inc.......................................  2,006     56,248
  #*Cheniere Energy, Inc.........................................  1,600     29,296
   #Chesapeake Energy Corp....................................... 12,000    221,280
    Chevron Corp................................................. 35,187  3,749,527
    Cimarex Energy Co............................................  2,442    168,767
   *Clayton Williams Energy, Inc.................................    900     66,186
  #*Clean Energy Fuels Corp......................................  4,200     80,808
   *Cloud Peak Energy, Inc.......................................  3,300     50,787
   *Cobalt International Energy, Inc.............................  4,629    123,872
   *Comstock Resources, Inc......................................  2,700     47,439
   *Concho Resources, Inc........................................  1,728    185,207
    ConocoPhillips............................................... 25,832  1,850,346
   #Consol Energy, Inc...........................................  3,200    106,368
   *Contango Oil & Gas Co........................................    800     43,408
  #*Continental Resources, Inc...................................    400     35,700
   #Core Laboratories N.V........................................    200     27,396
   *CREDO Petroleum Corp.........................................    600      6,126
   *Crimson Exploration, Inc.....................................  2,120     11,554
    Crosstex Energy, Inc.........................................  2,700     40,230
   *CVR Energy, Inc..............................................  4,700    142,692
   *Dawson Geophysical Co........................................    600     16,110
    Delek US Holdings, Inc.......................................  2,100     34,230
   *Denbury Resources, Inc....................................... 13,951    265,627
    Devon Energy Corp............................................  7,280    508,508
   #Diamond Offshore Drilling, Inc...............................  2,985    204,622
   *Double Eagle Petroleum Co....................................    600      3,294
   *Dresser-Rand Group, Inc......................................    800     38,944
  #*Dril-Quip, Inc...............................................  1,200     80,868
    El Paso Corp.................................................  6,800    201,756
  #*Endeavour International Corp.................................  2,609     32,560
    Energen Corp.................................................  1,158     60,656
   *Energy Partners, Ltd.........................................  2,797     45,535
   *Energy XXI (Bermuda), Ltd....................................  1,620     61,042
   *ENGlobal Corp................................................  1,300      2,600
    EOG Resources, Inc...........................................  4,438    487,337
    EQT Corp.....................................................  1,300     64,753
   *Evolution Petroleum Corp.....................................    900      7,956
   #EXCO Resources, Inc..........................................  1,950     14,313
   *Exterran Holdings, Inc.......................................  3,529     47,677
    Exxon Mobil Corp............................................. 39,141  3,379,434
   *FieldPoint Petroleum Corp....................................    100        393
   *FMC Technologies, Inc........................................  1,600     75,200
  #*Forest Oil Corp..............................................  5,900     78,588
   *Geokinetics, Inc.............................................    853      1,510
   *GeoResources, Inc............................................  1,900     71,649
  #*Gevo, Inc....................................................    415      4,021
   *Global Geophysical Services, Inc.............................      7         67
  #*GMX Resources, Inc...........................................  3,246      4,447
   *Green Plains Renewable Energy, Inc...........................  2,780     22,212
    Gulf Island Fabrication, Inc.................................  1,200     33,624
   *Gulfmark Offshore, Inc. Class A..............................  1,928     92,872
   *Gulfport Energy Corp.........................................  2,200     57,662
    Halliburton Co...............................................  5,316    181,914
  #*Harvest Natural Resources, Inc...............................  2,100     14,448
  #*Heckmann Corp................................................  6,376     24,229
   *Helix Energy Solutions Group, Inc............................  6,875    140,319

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Energy -- (Continued)
    Helmerich & Payne, Inc.......................................  3,400 $174,726
   *Hercules Offshore, Inc.......................................  8,177   41,539
    Hess Corp....................................................  5,612  292,610
   *HollyFrontier Corp...........................................  3,703  114,126
   *Hornbeck Offshore Services, Inc..............................  2,571  107,031
   *ION Geophysical Corp.........................................  8,468   52,756
  #*James River Coal Co..........................................  1,300    6,448
   *Key Energy Services, Inc.....................................  8,901  112,687
  #*Kinder Morgan, Inc...........................................  1,352   48,537
  #*Kodiak Oil & Gas Corp........................................  2,278   20,160
   *Lone Pine Resources, Inc.....................................    612    3,648
   *Lucas Energy, Inc............................................     57      106
   #Lufkin Industries, Inc.......................................    800   61,472
  #*Magnum Hunter Resources Corp.................................  3,967   24,635
    Marathon Oil Corp............................................ 13,144  385,645
    Marathon Petroleum Corp......................................  7,362  306,333
   *Matrix Service Co............................................  2,100   28,665
   *McDermott International, Inc.................................  3,200   36,160
  #*McMoran Exploration Co.......................................  7,156   62,973
   *Mitcham Industries, Inc......................................    900   21,384
    Murphy Oil Corp..............................................  3,963  217,846
   *Nabors Industries, Ltd....................................... 10,795  179,737
    National Oilwell Varco, Inc..................................  7,951  602,368
   *Natural Gas Services Group, Inc..............................  1,000   13,040
   *Newfield Exploration Co......................................  4,020  144,318
   *Newpark Resources, Inc.......................................  5,200   33,072
    Noble Corp...................................................  7,186  273,499
    Noble Energy, Inc............................................  3,727  370,166
   *Northern Oil & Gas, Inc......................................  2,700   52,461
  #*Oasis Petroleum, Inc.........................................  2,400   79,368
    Occidental Petroleum Corp....................................  7,150  652,223
    Oceaneering International, Inc...............................  1,748   90,249
   *Oil States International, Inc................................  1,300  103,454
    Overseas Shipholding Group, Inc..............................  1,400   16,380
   *OYO Geospace Corp............................................    300   34,566
    Panhandle Oil & Gas, Inc. Class A............................    600   16,530
   *Parker Drilling Co...........................................  7,482   38,682
  #*Patriot Coal Corp............................................  5,200   30,316
    Patterson-UTI Energy, Inc....................................  8,055  130,249
    Peabody Energy Corp..........................................  2,800   87,108
    Penn Virginia Corp...........................................  2,600   13,312
   *Petroleum Development Corp...................................  1,422   48,903
  #*PetroQuest Energy, Inc.......................................  3,800   22,952
   *PHI, Inc. Non-Voting.........................................    800   21,304
   *Pioneer Drilling Co..........................................  3,200   25,216
   #Pioneer Natural Resources Co.................................  3,405  394,367
   *Plains Exploration & Production Co...........................  5,153  210,500
   *PostRock Energy Corp.........................................    100      245
    QEP Resources, Inc...........................................  5,900  181,779
  #*Quicksilver Resources, Inc...................................  9,302   43,719
    Range Resources Corp.........................................  1,400   93,324
   *Rex Energy Corp..............................................  3,531   37,111
   *RigNet, Inc..................................................     58      991
   *Rosetta Resources, Inc.......................................  1,594   80,130
   *Rowan Cos., Inc..............................................  4,700  162,291
   #RPC, Inc.....................................................  4,650   48,081
  #*SandRidge Energy, Inc........................................ 23,137  184,865
   *SEACOR Holdings, Inc.........................................  1,500  139,395
   *SemGroup Corp. Class A.......................................  2,300   73,140
    Ship Finance International, Ltd..............................  4,657   64,499
    SM Energy Co.................................................  1,624  107,363

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
                                                                  SHARES   VALUE+
                                                                  ------ -----------
Energy -- (Continued)
   *Southwestern Energy Co.......................................  2,978 $    94,045
    Spectra Energy Corp..........................................  3,580     110,049
   *Stone Energy Corp............................................  3,031      85,020
    Sunoco, Inc..................................................  2,799     137,963
   *Superior Energy Services, Inc................................  7,196     193,716
   *Swift Energy Co..............................................  2,735      82,734
    Teekay Corp..................................................  4,000     144,400
   *Tesco Corp...................................................  2,024      33,052
   *Tesoro Corp..................................................  5,260     122,295
   *TETRA Technologies, Inc......................................  4,338      37,784
   *TGC Industries, Inc..........................................  1,447      16,509
    Tidewater, Inc...............................................  3,100     170,593
    Transocean, Ltd..............................................  3,000     151,170
  #*Triangle Petroleum Corp......................................  1,767      11,503
   *Ultra Petroleum Corp.........................................    900      17,784
   *Union Drilling, Inc..........................................  1,200       6,684
   *Unit Corp....................................................  2,809     118,680
   *Uranium Energy Corp..........................................  1,400       4,130
  #*USEC, Inc....................................................  4,600       3,871
   *VAALCO Energy, Inc...........................................  4,700      42,629
    Valero Energy Corp........................................... 10,137     250,384
   *Venoco, Inc..................................................    768       8,532
   #W&T Offshore, Inc............................................  3,430      67,811
   *Warren Resources, Inc........................................  5,300      16,377
   *Weatherford International, Ltd............................... 27,432     391,455
    Western Refining, Inc........................................  5,400     102,870
   *Westmoreland Coal Co.........................................    100       1,009
   *Whiting Petroleum Corp.......................................  3,200     183,040
   *Willbros Group, Inc..........................................    800       4,320
   *Williams Cos., Inc. (The)....................................  5,138     174,846
   #World Fuel Services Corp.....................................  3,700     163,022
  #*WPX Energy, Inc..............................................  1,000      17,570
  #*ZaZa Energy Corp.............................................    248       1,185
   *Zion Oil & Gas, Inc..........................................  1,500       3,720
                                                                         -----------
Total Energy.....................................................         26,381,491
                                                                         -----------
Financials -- (19.6%)
    1st Source Corp..............................................  1,800      40,842
   *1st United Bancorp, Inc......................................  1,593       9,654
    ACE, Ltd.....................................................  6,200     471,014
   *Affiliated Managers Group, Inc...............................  1,600     181,792
   *Affirmative Insurance Holdings, Inc..........................    500         252
    Aflac, Inc...................................................  8,140     366,626
   *Allegheny Corp...............................................    469     160,820
    Alliance Financial Corp......................................    164       5,004
    Allied World Assurance Co. Holdings AG.......................  2,033     146,295
    Allstate Corp. (The).........................................  9,154     305,103
    Alterra Capital Holdings, Ltd................................  6,423     153,702
   *Altisource Portfolio Solutions SA............................    556      33,265
   *American Capital, Ltd........................................ 20,375     202,324
    American Equity Investment Life Holding Co...................  4,755      58,296
    American Express Co..........................................  5,400     325,134
    American Financial Group, Inc................................  5,500     214,060
   *American International Group, Inc............................  4,700     159,941
    American National Insurance Co...............................    930      65,286
   *American Safety Insurance Holdings, Ltd......................    800      15,144
    Ameriprise Financial, Inc....................................  4,981     270,020
  #*Ameris Bancorp...............................................  1,461      18,116
   *AMERISAFE, Inc...............................................  1,410      37,675
   *AmeriServ Financial, Inc.....................................    300         885
   #AmTrust Financial Services, Inc..............................  3,911     106,536

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CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
   *Aon P.L.C....................................................   3,764 $  194,975
   *Arch Capital Group, Ltd......................................   5,097    200,210
    Argo Group International Holdings, Ltd.......................   1,750     50,505
   #Arrow Financial Corp.........................................     856     20,493
    Artio Global Investors, Inc..................................   1,400      5,068
    Aspen Insurance Holdings, Ltd................................   3,943    111,666
    Associated Banc-Corp.........................................  10,591    141,178
    Assurant, Inc................................................   5,643    227,639
    Assured Guaranty, Ltd........................................   9,821    139,262
   #Astoria Financial Corp.......................................   5,928     57,442
   *AV Homes, Inc................................................     800      9,976
    Axis Capital Holdings, Ltd...................................   6,704    228,070
    Baldwin & Lyons, Inc. Class B................................     900     19,593
    Bancfirst Corp...............................................     800     33,360
   *Bancorp, Inc.................................................   2,500     25,675
   #BancorpSouth, Inc............................................   2,923     39,373
   *BancTrust Financial Group, Inc...............................     400        844
    Bank Mutual Corp.............................................   2,853     11,127
    Bank of America Corp......................................... 171,199  1,388,424
    Bank of Commerce Holdings....................................     200        852
    Bank of Hawaii Corp..........................................   2,100    102,669
    Bank of New York Mellon Corp. (The)..........................  21,400    506,110
    Bank of the Ozarks, Inc......................................   2,100     64,890
    BankFinancial Corp...........................................   1,124      7,486
    Banner Corp..................................................   1,357     29,786
    Bar Harbor Bankshares........................................      27        999
   #BB&T Corp....................................................  12,809    410,400
   *BBCN Bancorp, Inc............................................   4,159     45,666
   *Beneficial Mutual Bancorp, Inc...............................   4,910     42,570
   *Berkshire Hathaway, Inc......................................   8,300    667,735
    Berkshire Hills Bancorp, Inc.................................   1,577     35,782
   #BGC Partners, Inc. Class A...................................   1,800     12,546
    BlackRock, Inc...............................................   1,900    364,002
   *BofI Holding, Inc............................................     800     14,216
    BOK Financial Corp...........................................   1,959    111,722
    Boston Private Financial Holdings, Inc.......................   4,863     45,323
    Brookline Bancorp, Inc.......................................   4,899     43,993
    Brown & Brown, Inc...........................................   7,840    211,445
    Bryn Mawr Bank Corp..........................................   1,000     21,490
    Calamos Asset Management, Inc................................   1,547     19,987
    Camden National Corp.........................................     553     17,984
   *Cape Bancorp, Inc............................................     300      2,442
   #Capital City Bank Group, Inc.................................     900      7,515
    Capital One Financial Corp...................................   8,400    466,032
    Capital Southwest Corp.......................................     100      9,572
    CapitalSource, Inc...........................................  17,788    114,733
    Capitol Federal Financial, Inc...............................   9,300    109,833
    Cardinal Financial Corp......................................   2,169     26,180
    Cash America International, Inc..............................   1,600     74,800
    Cathay General Bancorp.......................................   5,253     90,457
   #CBOE Holdings, Inc...........................................   1,303     34,451
   *CBRE Group, Inc. Class A.....................................   3,100     58,311
    Center Bancorp, Inc..........................................     980     10,359
    Centerstate Banks, Inc.......................................   1,997     16,056
  #*Central Pacific Financial Corp...............................   2,177     30,957
   #Charles Schwab Corp. (The)...................................   7,501    107,264
    Chemical Financial Corp......................................   1,836     40,521
    Chubb Corp. (The)............................................   5,026    367,250
    Cincinnati Financial Corp....................................   6,500    231,530
   *CIT Group, Inc...............................................   7,259    274,753
    Citigroup, Inc...............................................  25,695    848,963

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
    Citizens Holding Co..........................................    160 $  3,000
   *Citizens, Inc................................................  3,500   33,635
   #City Holding Co..............................................  1,200   40,020
   #City National Corp...........................................  3,000  159,780
    Clifton Savings Bancorp, Inc.................................  1,500   15,330
    CME Group, Inc...............................................  1,315  349,553
    CNA Financial Corp...........................................  1,859   56,923
    CNB Financial Corp...........................................    590    9,700
   *CNO Financial Group, Inc..................................... 14,867  108,083
    CoBiz Financial, Inc.........................................  2,766   17,287
   #Cohen & Steers, Inc..........................................  1,241   43,733
    Columbia Banking System, Inc.................................  2,604   53,356
    Comerica, Inc................................................  6,641  212,645
    Commerce Bancshares, Inc.....................................  5,513  221,071
    Community Bank System, Inc...................................  2,200   61,864
   *Community Bankers Trust Corp.................................    100      239
    Community Trust Bancorp, Inc.................................  1,298   41,471
  #*CompuCredit Holdings Corp....................................  1,393    7,675
    Consolidated-Tokoma Land Co..................................    300    8,820
   *Cowen Group, Inc. Class A....................................  4,766   12,010
    Crawford & Co. Class A.......................................    900    3,366
    Crawford & Co. Class B.......................................  1,100    5,247
   *Credit Acceptance Corp.......................................    795   74,754
   #Cullen Frost Bankers, Inc....................................  3,535  208,424
   #CVB Financial Corp...........................................  6,827   78,988
    Delphi Financial Group, Inc. Class A.........................  2,500  113,550
   *DFC Global Corp..............................................  2,349   41,061
    Diamond Hill Investment Group, Inc...........................     60    4,553
    Dime Community Bancshares, Inc...............................  2,615   36,244
    Discover Financial Services..................................  6,717  227,706
    Donegal Group, Inc. Class A..................................  1,577   21,479
   *Doral Financial Corp.........................................  3,200    5,856
    Duff & Phelps Corp...........................................  1,500   23,850
   *E*Trade Financial Corp....................................... 10,419  110,754
    East West Bancorp, Inc.......................................  8,850  201,514
    Eastern Insurance Holdings, Inc..............................    255    3,901
   #Eaton Vance Corp.............................................  2,058   54,125
    Edelman Financial Group, Inc.................................    900    7,947
   *eHealth, Inc.................................................  1,522   26,970
    EMC Insurance Group, Inc.....................................    600   11,862
    Employers Holdings, Inc......................................  2,700   46,764
   *Encore Bancshares, Inc.......................................    421    8,635
    Endurance Specialty Holdings, Ltd............................  2,450   98,441
   *Enstar Group, Ltd............................................    900   84,753
    Enterprise Financial Services Corp...........................    800    9,672
    Epoch Holding Corp...........................................    600   16,200
    Erie Indemnity Co............................................  1,500  115,350
    ESB Financial Corp...........................................    232    3,116
    ESSA Bancorp, Inc............................................    800    7,800
    Evercore Partners, Inc.......................................  1,400   37,002
    Everest Re Group, Ltd........................................  1,909  189,182
   *EZCORP, Inc..................................................  2,607   69,842
    FBL Financial Group, Inc. Class A............................  2,300   66,976
    Federal Agricultural Mortgage Corp. Class C..................    600   13,716
   #Federated Investors, Inc.....................................  2,100   46,368
    Fidelity National Financial, Inc. Class A.................... 11,237  216,537
    Fidelity Southern Corp.......................................    633    5,370
    Fifth Third Bancorp.......................................... 24,052  342,260
    Financial Institutions, Inc..................................    944   15,972
   *First Acceptance Corp........................................    900    1,386
    First American Financial Corp................................  5,788   96,949

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
    First Bancorp................................................  1,100 $ 11,022
   *First BanCorp................................................    765    3,259
    First Bancorp, Inc...........................................    181    2,626
    First Busey Corp.............................................  5,363   24,884
   *First California Financial Group, Inc........................  1,950   10,647
   *First Cash Financial Services, Inc...........................  1,400   57,344
    First Citizens BancShares, Inc. Class A......................    337   58,402
    First Commonwealth Financial Corp............................  6,831   43,923
    First Community Bancshares, Inc..............................  1,200   16,068
    First Defiance Financial Corp................................    674   11,579
    First Financial Bancorp......................................  3,620   60,852
   #First Financial Bankshares, Inc..............................  1,901   64,330
    First Financial Corp.........................................    976   29,280
    First Financial Holdings, Inc................................  1,000   11,540
   *First Financial Northwest, Inc...............................  1,000    7,950
    First Horizon National Corp.................................. 13,298  122,076
    First Interstate BancSystem, Inc.............................    800   11,272
   *First Marblehead Corp. (The).................................    300      318
    First Merchants Corp.........................................  1,973   24,327
    First Midwest Bancorp, Inc...................................  4,840   51,546
    First Niagara Financial Group, Inc........................... 18,375  164,272
    First Pactrust Bancorp, Inc..................................    500    5,495
   *First South Bancorp, Inc.....................................    100      431
   *FirstCity Financial Corp.....................................    407    3,366
    FirstMerit Corp..............................................  7,425  124,740
    Flagstone Reinsurance Holdings SA............................  3,968   29,760
    Flushing Financial Corp......................................  2,159   28,132
    FNB Corp.....................................................  8,560   97,156
  #*Forest City Enterprises, Inc.................................  6,649  106,052
   *Forestar Group, Inc..........................................  2,291   35,236
    Fox Chase Bancorp, Inc.......................................    906   11,524
    Franklin Resources, Inc......................................    800  100,408
    Fulton Financial Corp........................................ 11,296  118,495
    Gallagher (Arthur J.) & Co...................................  2,773  104,154
    GAMCO Investors, Inc.........................................    300   13,518
   *Genworth Financial, Inc. Class A............................. 11,459   68,869
   #German American Bancorp, Inc.................................  1,020   19,421
    GFI Group, Inc...............................................  8,203   27,070
    Glacier Bancorp, Inc.........................................  4,913   73,204
   *Global Indemnity P.L.C.......................................  1,457   26,241
    Goldman Sachs Group, Inc. (The)..............................  6,246  719,227
   #Great Southern Bancorp, Inc..................................  1,029   24,737
  #*Green Dot Corp. Class A......................................    763   20,136
   *Greene Bancshares, Inc.......................................    702    1,158
   #Greenhill & Co., Inc.........................................    600   23,310
   *Greenlight Capital Re, Ltd. Class A..........................  2,400   59,760
   *Guaranty Bancorp.............................................  1,300    2,535
   *Hallmark Financial Services, Inc.............................  1,100    8,272
    Hancock Holding Co...........................................  5,026  161,737
   *Hanmi Financial Corp.........................................  2,444   25,491
    Hanover Insurance Group, Inc. (The)..........................  2,719  109,739
    Harleysville Group, Inc......................................  1,500   89,910
   *Harris & Harris Group, Inc...................................  1,900    7,657
    Hartford Financial Services Group, Inc....................... 16,288  334,718
    HCC Insurance Holdings, Inc..................................  6,042  193,102
    Heartland Financial USA, Inc.................................  1,162   21,520
  #*Heritage Commerce Corp.......................................  1,500   10,110
    Heritage Financial Corp......................................    707    9,262
    Heritage Financial Group, Inc................................    299    3,370
   *HFF, Inc.....................................................  1,665   27,206
   *Hilltop Holdings, Inc........................................  4,400   34,892

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CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ ----------
Financials -- (Continued)
   *Home Bancorp, Inc............................................    500 $    8,680
    Home BancShares, Inc.........................................  1,484     43,244
    Home Federal Bancorp, Inc....................................  1,034     10,123
    Homeowners Choice, Inc.......................................    345      4,833
    HopFed Bancorp, Inc..........................................      6         53
    Horace Mann Educators Corp...................................  2,679     47,016
    Horizon Bancorp..............................................    300      7,551
   *Howard Hughes Corp. (The)....................................    900     60,399
   *Hudson City Bancorp, Inc.....................................  9,300     65,658
    Hudson Valley Holding Corp...................................    983     18,018
    Huntington Bancshares, Inc................................... 30,452    203,724
    IBERIABANK Corp..............................................  1,857     94,837
   *ICG Group, Inc...............................................  2,000     18,960
    Independence Holding Co......................................    330      3,508
    Independent Bank Corp. (453836108)...........................  1,400     39,298
   *Independent Bank Corp. (453838609)...........................     40        153
    Interactive Brokers Group, Inc. Class A......................  2,964     44,964
   *IntercontinentalExchange, Inc................................    723     96,188
    International Bancshares Corp................................  3,906     77,065
   *Intervest Bancshares Corp. Class A...........................    850      3,400
   *INTL. FCStone, Inc...........................................  1,410     30,315
    Invesco, Ltd................................................. 15,340    381,046
   *Investment Technology Group, Inc.............................  2,400     24,480
   *Investors Bancorp, Inc.......................................  6,351     98,059
   *Janus Capital Group, Inc.....................................  5,876     44,540
    Jefferies Group, Inc.........................................  6,972    111,064
    JMP Group, Inc...............................................  1,310      9,707
    Jones Lang LaSalle, Inc......................................  2,138    170,912
    JPMorgan Chase & Co.......................................... 70,982  3,050,806
    Kaiser Federal Financial Group, Inc..........................    454      6,351
    KBW, Inc.....................................................  2,251     38,357
    Kearny Financial Corp........................................  2,195     21,291
    Kemper Corp..................................................  3,700    110,963
    Kennedy-Wilson Holdings, Inc.................................  2,555     35,923
    KeyCorp...................................................... 34,634    278,457
   *Knight Capital Group, Inc....................................  5,678     74,609
    Lakeland Bancorp, Inc........................................  2,052     18,755
    Lakeland Financial Corp......................................    875     22,785
    Legg Mason, Inc..............................................  5,447    142,003
    Leucadia National Corp....................................... 10,544    262,124
    Life Partners Holdings, Inc..................................  1,000      2,720
    Lincoln National Corp........................................ 11,430    283,121
    Loews Corp...................................................  6,300    259,119
   *Louisiana Bancorp, Inc.......................................    100      1,620
   *LPL Investment Holdings, Inc.................................  2,053     73,682
    M&T Bank Corp................................................  4,547    392,270
   *Macatawa Bank Corp...........................................  1,400      4,746
    Maiden Holdings, Ltd.........................................  3,700     30,710
    MainSource Financial Group, Inc..............................  1,300     15,197
   *Markel Corp..................................................    450    198,126
    MarketAxess Holdings, Inc....................................  2,000     68,620
    Marlin Business Services Corp................................    680      9,982
    Marsh & McLennan Cos., Inc...................................  4,000    133,800
   *Maui Land & Pineapple Co., Inc...............................    200        790
    MB Financial, Inc............................................  3,430     70,898
  #*MBIA, Inc.................................................... 11,613    117,059
    MCG Capital Corp.............................................  6,000     25,140
    Meadowbrook Insurance Group, Inc.............................  2,627     23,196
    Medallion Financial Corp.....................................  1,380     15,083
   *Mercantile Bank Corp.........................................    625      9,337
    Merchants Bancshares, Inc....................................    244      6,559

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
    Mercury General Corp.........................................  2,931 $132,452
   *Meridian Interstate Bancorp, Inc.............................  1,145   15,343
    MetLife, Inc................................................. 11,000  396,330
   *Metro Bancorp, Inc...........................................    900   10,413
   *MGIC Investment Corp......................................... 10,765   37,247
    MidSouth Bancorp, Inc........................................    600    8,460
    Montpelier Re Holdings, Ltd..................................  4,472   91,765
    Moody's Corp.................................................  1,900   77,805
    Morgan Stanley............................................... 25,866  446,964
  #*MSCI, Inc....................................................    900   32,931
   *NASDAQ OMX Group, Inc. (The).................................  6,388  156,953
   *National Financial Partners Corp.............................  2,700   39,825
    National Interstate Corp.....................................    973   23,352
    National Penn Bancshares, Inc................................  9,282   85,580
   *Navigators Group, Inc. (The).................................  1,100   52,250
    NBT Bancorp, Inc.............................................  2,149   44,162
    Nelnet, Inc. Class A.........................................  2,155   55,642
   *Netspend Holdings, Inc.......................................  1,556   11,872
    New Hampshire Thrift Bancshares, Inc.........................    300    3,885
   #New York Community Bancorp, Inc.............................. 15,400  207,746
   *NewBridge Bancorp............................................    500    2,180
   *NewStar Financial, Inc.......................................  3,876   46,008
   #Nicholas Financial, Inc......................................     82    1,085
    Northeast Community Bancorp, Inc.............................    436    2,542
   #Northern Trust Corp..........................................  6,537  311,096
   #Northfield Bancorp, Inc......................................  2,091   29,190
    Northrim Bancorp, Inc........................................    400    8,776
    Northwest Bancshares, Inc....................................  6,416   79,045
    NYSE Euronext................................................  6,200  159,650
    OceanFirst Financial Corp....................................  1,430   20,835
   *Ocwen Financial Corp.........................................  5,987   89,266
    Old National Bancorp.........................................  6,277   80,471
    Old Republic International Corp.............................. 15,221  151,449
   *OmniAmerican Bancorp, Inc....................................    794   15,920
    OneBeacon Insurance Group, Ltd. Class A......................  1,257   17,887
    Oppenheimer Holdings, Inc. Class A...........................    900   15,354
    Oriental Financial Group, Inc................................  3,400   40,188
    Oritani Financial Corp.......................................  3,400   50,388
  #*Pacific Capital Bancorp......................................    700   31,885
    Pacific Continental Corp.....................................  1,246   11,077
    PacWest Bancorp..............................................  2,700   64,314
   #Park National Corp...........................................    805   54,136
   *Park Sterling Corp...........................................  2,086    9,825
    PartnerRe, Ltd...............................................  2,530  176,139
    Penns Woods Bancorp, Inc.....................................    229    9,032
  #*Penson Worldwide, Inc........................................    700      341
    Peoples Bancorp, Inc.........................................    800   14,712
    People's United Financial, Inc............................... 13,099  161,642
   *PHH Corp.....................................................  3,400   52,700
   *Phoenix Cos., Inc. (The).....................................  4,175    8,767
   *PICO Holdings, Inc...........................................  1,559   37,432
   *Pinnacle Financial Partners, Inc.............................  2,337   42,767
   *Piper Jaffray Cos., Inc......................................  1,000   24,250
    Platinum Underwriters Holdings, Ltd..........................  2,334   85,471
    PNC Financial Services Group, Inc............................  9,537  632,494
   *Popular, Inc................................................. 10,153   18,072
   *Preferred Bank...............................................    475    5,899
    Presidential Life Corp.......................................  1,300   15,054
    Primerica, Inc...............................................  3,893  102,113
    Principal Financial Group, Inc............................... 11,831  327,364
    PrivateBancorp, Inc..........................................  4,669   73,443

                                      790

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
    ProAssurance Corp............................................  2,200 $193,798
   #Progressive Corp.............................................  5,291  112,698
    Prosperity Bancshares, Inc...................................  2,635  122,923
    Protective Life Corp.........................................  4,800  140,448
    Provident Financial Holdings, Inc............................    600    6,474
    Provident Financial Services, Inc............................  3,826   56,242
    Provident New York Bancorp...................................  2,665   22,493
    Prudential Financial, Inc.................................... 10,020  606,611
   #Pulaski Financial Corp.......................................    751    5,632
    QC Holdings, Inc.............................................    900    3,690
   #Radian Group, Inc............................................ 10,400   32,448
    Raymond James Financial, Inc.................................  4,361  159,700
    Regions Financial Corp....................................... 36,800  248,032
    Reinsurance Group of America, Inc............................  2,773  161,222
    RenaissanceRe Holdings, Ltd..................................  2,920  227,935
    Renasant Corp................................................  1,881   30,096
    Republic Bancorp, Inc. Class A...............................  1,292   30,401
   *Republic First Bancorp, Inc..................................    500    1,080
    Resource America, Inc. Class A...............................    852    5,955
   *Riverview Bancorp, Inc.......................................    100      175
   #RLI Corp.....................................................  1,400   96,432
    Rockville Financial, Inc.....................................  2,137   25,024
   *Rodman & Renshaw Capital Group, Inc..........................    700      511
    Roma Financial Corp..........................................  1,502   14,179
    S&T Bancorp, Inc.............................................  1,853   34,688
    S.Y. Bancorp, Inc............................................  1,000   23,200
   *Safeguard Scientifics, Inc...................................  1,640   26,830
    Safety Insurance Group, Inc..................................  1,000   39,850
    Sandy Spring Bancorp, Inc....................................  2,010   36,200
    SCBT Financial Corp..........................................  1,004   34,528
    SeaBright Holdings, Inc......................................  1,689   15,184
   *Seacoast Banking Corp. of Florida............................    300      486
    SEI Investments Co...........................................  3,916   79,064
    Selective Insurance Group, Inc...............................  3,330   58,242
    SI Financial Group, Inc......................................    243    2,794
    Sierra Bancorp...............................................    800    7,328
   *Signature Bank...............................................  2,003  131,577
    Simmons First National Corp. Class A.........................  1,400   34,076
    SLM Corp..................................................... 13,424  199,078
    Southside Bancshares, Inc....................................  1,434   29,260
   *Southwest Bancorp, Inc.......................................  1,237   11,244
  #*St. Joe Co. (The)............................................  3,663   65,311
    StanCorp Financial Group, Inc................................  3,400  130,492
    State Auto Financial Corp....................................  2,912   41,729
    State Street Corp............................................  9,255  427,766
    StellarOne Corp..............................................  1,714   21,442
    Sterling Bancorp.............................................  1,890   17,974
   #Stewart Information Services Corp............................  1,461   21,506
  #*Stifel Financial Corp........................................  2,909  105,946
  #*Suffolk Bancorp..............................................    510    6,059
   *Sun Bancorp, Inc.............................................  4,092   11,826
    SunTrust Banks, Inc..........................................  8,787  213,348
    Susquehanna Bancshares, Inc.................................. 10,134  105,090
   *SVB Financial Group..........................................  2,591  166,057
    SWS Group, Inc...............................................    700    3,948
    Symetra Financial Corp.......................................  4,250   51,680
    Synovus Financial Corp....................................... 15,660   32,886
    T. Rowe Price Group, Inc.....................................    900   56,804
   *Taylor Capital Group, Inc....................................  1,551   21,590
    TCF Financial Corp...........................................  8,866  101,693
   #TD Ameritrade Holding Corp...................................  6,954  130,666

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CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ -----------
Financials -- (Continued)
   *Tejon Ranch Co...............................................  1,183 $    35,324
    Territorial Bancorp, Inc.....................................    900      19,548
  #*Texas Capital Bancshares, Inc................................  2,026      76,400
    TF Financial Corp............................................     39         975
   *TFS Financial Corp...........................................  9,632      94,683
    Thomas Properties Group, Inc.................................  2,800      13,664
   #Tompkins Financial Corp......................................    833      31,529
    Torchmark Corp...............................................  3,763     183,296
    Tower Group, Inc.............................................  2,350      50,713
   #TowneBank....................................................  1,942      25,285
    Travelers Cos., Inc. (The)...................................  7,200     463,104
   *Tree.com, Inc................................................    473       3,784
    TriCo Bancshares.............................................  1,059      17,410
    TrustCo Bank Corp............................................  6,377      34,882
   #Trustmark Corp...............................................  4,000     101,800
    U.S. Bancorp................................................. 35,286   1,135,151
    UMB Financial Corp...........................................  2,356     113,206
    Umpqua Holdings Corp.........................................  7,142      94,560
    Union First Market Bankshares Corp...........................  1,739      24,276
   #United Bankshares, Inc.......................................  3,175      83,915
   *United Community Banks, Inc..................................  2,029      19,093
    United Financial Bancorp, Inc................................  1,035      16,601
    United Fire Group, Inc.......................................  1,591      27,397
  #*United Security Bancshares...................................    342         853
    Universal Insurance Holdings, Inc............................  2,899      12,002
    Univest Corp. of Pennsylvania................................  1,300      20,930
    Unum Group................................................... 10,900     258,766
    Validus Holdings, Ltd........................................  5,459     177,417
   #Valley National Bancorp...................................... 10,606     133,636
    ViewPoint Financial Group, Inc...............................  2,646      42,098
   *Virginia Commerce Bancorp, Inc...............................  2,065      16,169
   *Virtus Investment Partners, Inc..............................    100       8,440
    Waddell & Reed Financial, Inc................................  1,000      31,980
   *Walker & Dunlop, Inc.........................................    777      10,140
    Washington Banking Co........................................  1,187      16,547
    Washington Federal, Inc......................................  6,554     114,957
    Washington Trust Bancorp, Inc................................  1,077      25,493
   *Waterstone Financial, Inc....................................  1,300       4,095
    Webster Financial Corp.......................................  4,586     104,240
    Wells Fargo & Co............................................. 92,930   3,106,650
    WesBanco, Inc................................................  2,120      43,418
    West Bancorporation, Inc.....................................    899       8,630
   *West Coast Bancorp...........................................  1,552      30,326
   #Westamerica Bancorporation...................................  1,566      71,832
   *Western Alliance Bancorp.....................................  5,111      44,875
    Westfield Financial, Inc.....................................  1,934      14,447
    Westwood Holdings Group, Inc.................................    334      12,285
    Willis Group Holdings P.L.C..................................  4,212     153,570
   *Wilshire Bancorp, Inc........................................  5,800      31,088
   #Wintrust Financial Corp......................................  2,125      76,776
   *World Acceptance Corp........................................    900      59,859
    WR Berkley Corp..............................................  4,550     171,353
    WSFS Financial Corp..........................................    110       4,390
    XL Group P.L.C............................................... 11,618     249,903
   *Yadkin Valley Financial Corp.................................    200         652
   #Zions Bancorporation......................................... 10,043     204,777
                                                                         -----------
Total Financials.................................................         45,095,634
                                                                         -----------
Health Care -- (2.7%)
   *Abaxis, Inc..................................................    500      17,810
   *ABIOMED, Inc.................................................    300       7,299

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CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Health Care -- (Continued)
   *Accuray, Inc.................................................  3,532 $ 27,196
   *Albany Molecular Research, Inc...............................  1,700    5,423
   *Alere, Inc...................................................  2,249   53,729
   *Align Technology, Inc........................................  1,710   54,224
   *Allscripts Healthcare Solutions, Inc.........................  8,620   95,510
   *Alphatec Holdings, Inc.......................................  1,300    2,834
    AmerisourceBergen Corp.......................................  1,720   64,001
    Analogic Corp................................................    746   50,885
   *AngioDynamics, Inc...........................................  1,785   22,098
   *Anika Therapeutics, Inc......................................    600   10,236
   *ArthroCare Corp..............................................  1,500   37,440
  #*athenahealth, Inc............................................    617   44,702
    Atrion Corp..................................................    100   23,064
    Bard (C.R.), Inc.............................................    700   69,272
   *BioClinica, Inc..............................................    600    3,486
   *Boston Scientific Corp....................................... 63,130  395,194
   *Bovie Medical Corp...........................................    200      552
   *Bruker Corp..................................................  1,922   28,888
   *Cambrex Corp.................................................  2,400   15,552
    Cantel Medical Corp..........................................  1,800   42,264
    Cardinal Health, Inc.........................................  3,100  131,037
   *CareFusion Corp..............................................  9,697  251,249
  #*Cepheid, Inc.................................................    868   33,340
   *Cerner Corp..................................................    600   48,654
   *Charles River Laboratories International, Inc................  1,800   63,954
   *Codexis, Inc.................................................  2,200    7,964
    Computer Programs & Systems, Inc.............................    197   11,739
    CONMED Corp..................................................  1,900   54,321
   *Covance, Inc.................................................  2,717  127,047
    Covidien P.L.C...............................................  2,100  115,983
   *CryoLife, Inc................................................  1,550    8,199
   *Cutera, Inc..................................................    600    5,280
   *Cyberonics, Inc..............................................    700   26,810
   *Cynosure, Inc. Class A.......................................    700   14,469
  #*Cytori Therapeutics, Inc.....................................    346      820
   #DENTSPLY International, Inc..................................  4,600  188,876
   *Digirad Corp.................................................    600    1,314
  #*Edwards Lifesciences Corp....................................  1,100   91,267
   *Endologix, Inc...............................................  1,300   19,474
   *Epocrates, Inc...............................................  1,117    9,092
   *eResearch Technology, Inc....................................  2,600   20,540
   *Exactech, Inc................................................    700   10,850
   *GenMark Diagnostics, Inc.....................................    500    2,290
   *Genomic Health, Inc..........................................    300    8,598
   *Gen-Probe, Inc...............................................  1,400  114,170
   *Greatbatch, Inc..............................................  1,800   41,922
   *Haemonetics Corp.............................................  1,300   93,041
   *HealthStream, Inc............................................  1,333   30,552
  #*Henry Schein, Inc............................................  2,773  212,800
    Hill-Rom Holdings, Inc.......................................  1,424   46,209
   *ICU Medical, Inc.............................................    800   41,992
  #*IDEXX Laboratories, Inc......................................    500   43,965
   *Integra LifeSciences Holdings Corp...........................  1,600   59,568
   *Intuitive Surgical, Inc......................................    200  115,640
    Invacare Corp................................................  2,100   33,285
   *IRIS International, Inc......................................  1,400   18,312
    Kensey Nash Corp.............................................    500   14,215
    LeMaitre Vascular, Inc.......................................    800    4,320
   *Luminex Corp.................................................  1,432   35,857
   #McKesson Corp................................................  1,600  146,256
   *MedAssets, Inc...............................................  1,507   19,003

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CONTINUED


                                                                SHARES   VALUE+
                                                                ------ ----------
Health Care -- (Continued)
   *Medical Action Industries, Inc.............................    700 $    3,864
   *Medidata Solutions, Inc....................................    924     23,941
   *Medtox Scientific, Inc.....................................    600     13,260
    Medtronic, Inc............................................. 10,500    401,100
    Meridian Bioscience, Inc...................................    139      2,856
   *Merit Medical Systems, Inc.................................  2,300     30,406
  #*Mettler Toledo International, Inc..........................    300     53,796
   *MWI Veterinary Supply, Inc.................................    316     29,830
    National Research Corp.....................................    234     11,312
   *Natus Medical, Inc.........................................  2,206     27,001
   *NuVasive, Inc..............................................  2,000     33,140
   *Omnicell, Inc..............................................  2,391     34,120
   *OraSure Technologies, Inc..................................  2,000     22,940
   *Orthofix International N.V.................................  1,000     41,220
   #Owens & Minor, Inc.........................................  2,850     83,334
   *Palomar Medical Technologies, Inc..........................  1,300     11,310
   *PAREXEL International Corp.................................  3,038     81,844
    Patterson Cos., Inc........................................  4,960    169,086
   *PDI, Inc...................................................    376      3,049
  #*PSS World Medical, Inc.....................................  2,300     55,039
   #Quality Systems, Inc.......................................  1,000     37,400
  #*Quidel Corp................................................  1,611     26,614
  #*ResMed, Inc................................................  5,550    188,756
   *Rochester Medical Corp.....................................    500      5,030
   *RTI Biologics, Inc.........................................  3,864     13,524
   *Sirona Dental Systems, Inc.................................  2,426    122,537
   *Solta Medical, Inc.........................................  3,838     12,474
   *Spectranetics Corp.........................................  1,700     17,833
    St. Jude Medical, Inc......................................  1,602     62,029
   *Staar Surgical Co..........................................    600      6,582
    STERIS Corp................................................  3,100     97,371
   #Stryker Corp...............................................  1,750     95,498
   *Symmetry Medical, Inc......................................  2,700     19,197
    Teleflex, Inc..............................................  2,500    156,675
   *Thoratec Corp..............................................  1,503     52,319
   *TranS1, Inc................................................  1,149      4,079
   *Universal American Corp....................................    846      7,766
    Utah Medical Products, Inc.................................    200      6,334
  #*Varian Medical Systems, Inc................................  1,000     63,420
   *Vascular Solutions, Inc....................................  1,012     11,486
   *Waters Corp................................................    800     67,288
    West Pharmaceutical Services, Inc..........................  2,190     98,331
   *Wright Medical Group, Inc..................................  2,559     47,674
    Young Innovations, Inc.....................................    600     20,400
    Zimmer Holdings, Inc.......................................  5,400    339,822
                                                                       ----------
Total Health Care..............................................         6,108,820
                                                                       ----------
Industrials -- (11.9%)
    3M Co......................................................  3,505    313,207
    A.O. Smith Corp............................................  2,050     97,580
    AAON, Inc..................................................  1,665     33,966
    AAR Corp...................................................  2,847     43,986
    ABM Industries, Inc........................................  3,100     72,168
   *Acacia Research Corp.......................................  1,047     42,927
   *ACCO Brands Corp...........................................  1,500     15,750
   *Accuride Corp..............................................  1,320      9,570
    Aceto Corp.................................................  1,840     16,560
    Acorn Energy, Inc..........................................  1,200     14,988
    Actuant Corp. Class A......................................  4,305    117,397
    Acuity Brands, Inc.........................................  1,300     72,241
   *Adept Technology, Inc......................................    100        582

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Advisory Board Co. (The)...................................   400  $ 36,464
   *AECOM Technology Corp...................................... 6,853   151,246
   *Aegion Corp................................................ 2,402    43,836
   *AGCO Corp.................................................. 2,720   126,698
   *Air Transport Services Group, Inc.......................... 4,074    21,592
    Aircastle, Ltd............................................. 3,400    41,310
    Alamo Group, Inc...........................................   900    30,312
   *Alaska Air Group, Inc...................................... 4,300   145,340
    Albany International Corp. Class A......................... 1,800    43,344
    Alexander & Baldwin, Inc................................... 2,662   136,188
   *Allegiant Travel Co........................................   850    49,946
    Allied Motion Technologies, Inc............................   400     3,220
   *Altra Holdings, Inc........................................ 1,913    34,970
    Amerco, Inc................................................ 1,227   123,240
   *Ameresco, Inc.............................................. 1,815    22,125
   *American Railcar Industries, Inc........................... 1,600    43,168
   *American Reprographics Co.................................. 2,986    16,304
    American Science & Engineering, Inc........................   500    32,655
    American Woodmark Corp.....................................   800    14,360
    AMETEK, Inc................................................ 1,450    72,978
    Ampco-Pittsburgh Corp......................................   500     9,290
    Apogee Enterprises, Inc.................................... 2,235    34,330
    Applied Industrial Technologies, Inc....................... 2,302    90,446
    Argan, Inc.................................................   831    12,116
    Arkansas Best Corp......................................... 1,800    27,612
    Armstrong World Industries, Inc............................ 2,179    95,963
   *Asset Acceptance Capital Corp.............................. 1,500     7,980
    Asta Funding, Inc..........................................   700     5,936
   *Astec Industries, Inc...................................... 1,500    46,935
   *Astronics Corp.............................................   700    22,225
   *Atlas Air Worldwide Holdings, Inc.......................... 1,744    80,311
    Avery Dennison Corp........................................ 2,765    88,425
   *Avis Budget Group, Inc..................................... 6,800    89,488
    AZZ, Inc...................................................   800    41,368
    Baltic Trading, Ltd........................................   800     3,720
    Barnes Group, Inc.......................................... 3,211    84,770
    Barrett Business Services, Inc.............................   700    13,860
   *BE Aerospace, Inc.......................................... 4,444   209,001
   *Beacon Roofing Supply, Inc................................. 3,120    83,273
    Belden, Inc................................................ 2,500    86,950
   *Blount International, Inc.................................. 1,200    19,404
   *BlueLinx Holdings, Inc..................................... 2,788     7,667
    Brady Corp. Class A........................................ 3,010    93,400
   *Breeze-Eastern Corp........................................   497     4,038
    Briggs & Stratton Corp..................................... 2,700    48,870
    Brink's Co. (The).......................................... 2,300    58,420
   *Builders FirstSource, Inc.................................. 2,395     9,987
    C.H. Robinson Worldwide, Inc...............................   700    41,818
   *CAI International, Inc..................................... 1,133    23,408
    Carlisle Cos., Inc......................................... 3,400   187,204
    Cascade Corp...............................................   800    37,656
   *Casella Waste Systems, Inc. Class A........................ 1,900    11,457
   *CBIZ, Inc.................................................. 2,800    16,996
    CDI Corp................................................... 1,400    24,836
    CECO Environmental Corp.................................... 1,152     9,446
    Celadon Group, Inc......................................... 1,700    26,571
   *Cenveo, Inc................................................ 1,400     4,004
    Ceradyne, Inc.............................................. 1,056    26,738
   *Chart Industries, Inc...................................... 1,500   114,645
   #Cintas Corp................................................ 3,517   137,761
    CIRCOR International, Inc.................................. 1,206    37,531

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CONTINUED


                                                                  SHARES  VALUE+
                                                                  ------ --------
Industrials -- (Continued)
    CLAROC, Inc..................................................  2,737 $131,431
   *Clean Harbors, Inc...........................................  1,400   95,536
  #*CNH Global N.V...............................................    671   30,712
   *Coleman Cable, Inc...........................................    600    5,100
   *Colfax Corp..................................................  2,229   75,541
   *Columbus McKinnon Corp.......................................  1,300   19,279
    Comfort Systems USA, Inc.....................................  2,182   23,086
   *Commercial Vehicle Group, Inc................................  1,100   11,704
   *Consolidated Graphics, Inc...................................    800   31,992
    Con-way, Inc.................................................  2,972   96,590
    Cooper Industries P.L.C......................................  2,744  171,692
   *Copart, Inc..................................................  2,300   60,743
    Corporate Executive Board Co.................................    900   37,233
   *Corrections Corp. of America.................................  6,150  177,673
   *CoStar Group, Inc............................................  1,366   99,568
    Courier Corp.................................................    900    9,243
    Covanta Holding Corp.........................................  7,802  125,222
   *Covenant Transportation Group, Inc. Class A..................    500    1,655
   *CPI Aerostructures, Inc......................................    400    6,476
   *CRA International, Inc.......................................    600   12,270
    Crane Co.....................................................  2,255   99,513
    CSX Corp..................................................... 20,900  466,279
    Cummins, Inc.................................................  1,000  115,830
    Curtiss-Wright Corp..........................................  2,771   97,789
   #Danaher Corp.................................................  5,175  280,588
    Deere & Co...................................................  1,900  156,484
   *Delta Air Lines, Inc......................................... 11,100  121,656
    Deluxe Corp..................................................  2,200   52,382
   *Dolan Co. (The)..............................................  1,985   15,900
   *Dollar Thrifty Automotive Group, Inc.........................    716   57,896
   #Donaldson Co., Inc...........................................  1,200   41,592
    Douglas Dynamics, Inc........................................  1,212   17,126
    Dover Corp...................................................  2,580  161,663
    Dun & Bradstreet Corp. (The).................................    560   43,557
   *DXP Enterprises, Inc.........................................  1,000   43,370
   *Dycom Industries, Inc........................................  2,296   53,703
    Dynamic Materials Corp.......................................    900   16,452
   *Eagle Bulk Shipping, Inc.....................................  3,100    5,084
    Eastern Co. (The)............................................    312    7,566
    Eaton Corp...................................................  2,917  140,541
    EMCOR Group, Inc.............................................  3,843  112,677
    Emerson Electric Co..........................................  3,750  197,025
   *Encore Capital Group, Inc....................................  1,608   38,110
    Encore Wire Corp.............................................  1,716   43,741
   *Energy Recovery, Inc.........................................  3,500    7,350
   *EnergySolutions, Inc.........................................  6,900   29,049
   *EnerSys......................................................  3,034  106,038
    Ennis, Inc...................................................  2,000   31,520
   *EnPro Industries, Inc........................................  1,150   47,621
    Equifax, Inc.................................................  3,520  161,286
    ESCO Technologies, Inc.......................................  1,514   52,082
    Expeditors International of Washington, Inc..................  1,230   49,200
   *Exponent, Inc................................................    800   38,240
   #Fastenal Co..................................................  1,400   65,548
   *Federal Signal Corp..........................................  3,400   17,544
    FedEx Corp...................................................  5,422  478,437
   *Flow International Corp......................................  3,772   15,503
    Fluor Corp...................................................  1,425   82,294
    Forward Air Corp.............................................  1,300   43,914
   *Franklin Covey Co............................................  1,096   10,182
    Franklin Electric Co., Inc...................................  1,400   70,210

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    FreightCar America, Inc....................................    900 $ 19,440
   *Frozen Food Express Industries.............................    100      131
   *FTI Consulting, Inc........................................  2,600   94,484
   *Fuel Tech, Inc.............................................  1,500    6,945
   *FuelCell Energy, Inc.......................................    500      620
   *Furmanite Corp.............................................  2,923   18,298
    G & K Services, Inc. Class A...............................  1,257   41,305
    Gardner Denver Machinery, Inc..............................    400   26,056
    GATX Corp..................................................  2,600  111,462
   *Genco Shipping & Trading, Ltd..............................  2,900   15,515
   *Generac Holdings, Inc......................................  2,893   69,663
   *General Cable Corp.........................................  1,834   53,993
   *Genesee & Wyoming, Inc.....................................  1,800   97,038
   *Geo Group, Inc. (The)......................................  4,240   87,810
   *Gibraltar Industries, Inc..................................  2,300   31,096
   *Global Power Equipment Group, Inc..........................    800   20,008
    Gorman-Rupp Co. (The)......................................  1,341   38,621
   *GP Strategies Corp.........................................  1,429   23,979
    Graco, Inc.................................................  1,100   58,641
  #*Graftech International, Ltd................................  6,803   79,867
    Graham Corp................................................    700   15,456
    Granite Construction, Inc..................................  2,500   69,600
    Great Lakes Dredge & Dock Corp.............................  4,565   33,827
   *Greenbrier Cos., Inc.......................................  1,900   32,775
    Griffon Corp...............................................  3,660   36,271
   *H&E Equipment Services, Inc................................  1,900   36,670
    Hardinge, Inc..............................................    700    7,896
   *Harsco Corp................................................  4,200   93,660
   *Hawaiian Holdings, Inc.....................................  3,933   22,261
   #Healthcare Services Group, Inc.............................  1,209   25,655
    Heartland Express, Inc.....................................  3,900   53,937
   #HEICO Corp.................................................    960   38,707
    HEICO Corp. Class A........................................  1,010   32,552
    Heidrick & Struggles International, Inc....................  1,162   22,659
   *Heritage-Crystal Clean, Inc................................     57    1,206
    Herman Miller, Inc.........................................  1,600   31,248
   *Hertz Global Holdings, Inc................................. 13,000  200,330
   *Hexcel Corp................................................  3,300   90,354
   *Hill International, Inc....................................  2,600    9,256
   #HNI Corp...................................................  2,300   55,476
  #*Hoku Corp..................................................  1,200      468
    Honeywell International, Inc...............................  3,244  196,781
    Houston Wire & Cable Co....................................  1,100   13,519
   *Hub Group, Inc. Class A....................................  2,012   70,420
    Hubbell, Inc. Class A......................................    167   12,641
    Hubbell, Inc. Class B......................................  2,200  176,528
   *Hudson Highland Group, Inc.................................  2,300   12,512
   *Hurco Cos., Inc............................................    300    7,899
   *Huron Consulting Group, Inc................................  1,187   41,830
   *ICF International, Inc.....................................  1,500   37,410
   #IDEX Corp..................................................  3,939  170,598
  #*IHS, Inc...................................................    500   50,535
   *II-VI, Inc.................................................  3,223   65,781
    Illinois Tool Works, Inc...................................  3,330  191,075
    Ingersoll-Rand P.L.C.......................................  9,851  418,865
  #*InnerWorkings, Inc.........................................  3,500   40,285
   *Innovative Solutions & Support, Inc........................    400    1,632
    Insperity, Inc.............................................  1,122   30,597
    Insteel Industries, Inc....................................  1,312   14,917
   *Integrated Electrical Services, Inc........................    200      884
    Interface, Inc. Class A....................................  1,185   16,780

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Interline Brands, Inc......................................  2,100 $ 44,184
    International Shipholding Corp.............................    300    6,348
    Intersections, Inc.........................................  1,100   13,233
    Iron Mountain, Inc.........................................  4,780  145,169
   #ITT Corp...................................................  2,502   56,195
    J.B. Hunt Transport Services, Inc..........................    900   49,797
   *Jacobs Engineering Group, Inc..............................  3,500  153,405
   *JetBlue Airways Corp....................................... 18,644   88,559
    John Bean Technologies Corp................................  2,111   33,755
    Joy Global, Inc............................................    800   56,616
   *Kadant, Inc................................................    500   12,935
    Kaman Corp.................................................  1,500   51,570
   *Kansas City Southern.......................................  3,100  238,762
   *KAR Auction Services, Inc..................................  4,944   90,970
    Kaydon Corp................................................  1,700   41,701
    KBR, Inc...................................................  4,063  137,573
    Kelly Services, Inc. Class A...............................  2,590   36,234
    Kennametal, Inc............................................  4,600  194,258
   *Key Technology, Inc........................................    200    2,614
   *Kforce, Inc................................................  3,100   44,857
    Kimball International, Inc. Class B........................  1,671   11,413
   *Kirby Corp.................................................  3,000  199,110
    Knight Transportation, Inc.................................  4,400   72,248
    Knoll, Inc.................................................  2,272   33,603
   *Korn/Ferry International...................................  2,086   33,689
    L.B. Foster Co. Class A....................................    698   18,713
    L.S. Starrett Co. Class A..................................    230    2,967
   #Landstar System, Inc.......................................    800   42,856
    Lawson Products, Inc.......................................    700   10,192
   *Layne Christensen Co.......................................  1,300   26,715
    Lennox International, Inc..................................  1,600   69,440
    Lincoln Electric Holdings, Inc.............................  4,200  205,842
    Lindsay Corp...............................................    607   40,542
   *LMI Aerospace, Inc.........................................    900   16,461
    LSI Industries, Inc........................................  1,400    9,590
   *Lydall, Inc................................................  1,100   11,605
    Manitowoc Co., Inc. (The)..................................  3,400   47,090
    Manpower, Inc..............................................  2,528  107,693
    Marten Transport, Ltd......................................  1,356   28,571
    Masco Corp................................................. 11,131  146,707
  #*MasTec, Inc................................................  4,546   79,055
    McGrath RentCorp...........................................  1,766   51,956
   *Meritor, Inc...............................................  1,477    9,615
   *Metalico, Inc..............................................  2,369    7,676
    Met-Pro Corp...............................................    800    7,968
   *MFRI, Inc..................................................    300    2,100
   *Michael Baker Corp.........................................    702   15,816
   *Middleby Corp..............................................    810   82,191
    Miller Industries, Inc.....................................    800   13,120
    Mine Safety Appliances Co..................................  2,200   93,412
   *Mistras Group, Inc.........................................  1,700   39,899
   *Mobile Mini, Inc...........................................  2,309   43,548
   *Moog, Inc. Class A.........................................  2,231   94,304
   *Moog, Inc. Class B.........................................    262   11,062
    MSC Industrial Direct Co., Inc. Class A....................    500   36,855
    Mueller Industries, Inc....................................  2,167   99,054
    Mueller Water Products, Inc. Class A....................... 11,000   39,490
    Multi-Color Corp...........................................    700   14,924
   *MYR Group, Inc.............................................  1,104   18,459
    NACCO Industries, Inc. Class A.............................    500   56,735
   *Navigant Consulting, Inc...................................  2,694   37,500

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
  #*Navistar International Corp................................    700 $ 23,765
   *NCI Building Systems, Inc..................................    513    6,151
    NL Industries, Inc.........................................  2,163   30,433
   *NN, Inc....................................................  1,000    7,910
    Nordson Corp...............................................  1,200   64,680
    Norfolk Southern Corp......................................  6,000  437,580
   *Northwest Pipe Co..........................................    500   10,405
  #*Ocean Power Technologies, Inc..............................    500    1,365
   *Old Dominion Freight Line, Inc.............................  2,600  115,622
   *On Assignment, Inc.........................................  2,865   53,604
   *Orion Energy Systems, Inc..................................    900    1,890
   *Orion Marine Group, Inc....................................  1,535   10,622
   *Owens Corning, Inc.........................................  5,558  190,917
    P.A.M. Transportation Services, Inc........................    500    5,335
   #PACCAR, Inc................................................  1,700   73,032
   *Pacer International, Inc...................................  2,700   16,227
   #Pall Corp..................................................    700   41,727
    Parker Hannifin Corp.......................................  2,875  252,109
   *Park-Ohio Holdings Corp....................................    900   19,431
   *Patrick Industries, Inc....................................    439    5,681
   *Pendrell Corp..............................................  6,846    9,242
    Pentair, Inc...............................................  3,912  169,546
   *PGT, Inc...................................................    678    1,383
   *Pike Electric Corp.........................................  2,663   21,890
   *Pinnacle Airlines Corp.....................................    739      336
   #Pitney Bowes, Inc..........................................  1,200   20,556
  #*PMFG, Inc..................................................    999   13,496
  #*Polypore International, Inc................................  1,200   44,820
   *Portfolio Recovery Associates, Inc.........................  1,000   68,820
   *Powell Industries, Inc.....................................    801   26,121
   *PowerSecure International, Inc.............................    984    5,107
    Precision Castparts Corp...................................    800  141,096
    Preformed Line Products Co.................................    278   16,049
    Primoris Services Corp.....................................  2,616   37,723
   *Quality Distribution, Inc..................................  1,489   16,632
    Quanex Building Products Corp..............................  2,302   42,426
   *Quanta Services, Inc.......................................  5,456  120,687
   *RailAmerica, Inc...........................................  3,700   85,766
    Raven Industries, Inc......................................    500   30,105
   *RBC Bearings, Inc..........................................  1,500   70,320
   *RCM Technologies, Inc......................................    300    1,629
    Regal-Beloit Corp..........................................  2,431  164,433
   *Republic Airways Holdings, Inc.............................  3,127   15,916
    Republic Services, Inc..................................... 10,144  277,641
    Resources Connection, Inc..................................  3,600   46,728
   *Roadrunner Transportation Systems, Inc.....................  2,401   41,657
    Robbins & Myers, Inc.......................................  2,775  135,170
   #Robert Half International, Inc.............................  1,400   41,720
    Rockwell Automation, Inc...................................    900   69,606
    Rollins, Inc...............................................  2,400   51,000
   #Roper Industries, Inc......................................  3,033  309,063
   #RR Donnelley & Sons Co..................................... 11,364  142,164
   *RSC Holdings, Inc..........................................    449   10,650
   *Rush Enterprises, Inc. Class A.............................  2,100   37,968
    Ryder System, Inc..........................................  2,800  136,416
   *Saia, Inc..................................................  1,280   24,038
    Sauer-Danfoss, Inc.........................................    700   30,317
    Schawk, Inc................................................    200    2,694
    SeaCube Container Leasing, Ltd.............................  1,306   24,226
   *Shaw Group, Inc. (The).....................................  2,806   84,938
    SIFCO Industries, Inc......................................    157    3,058

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CONTINUED


                                                                SHARES   VALUE+
                                                                ------ ----------
Industrials -- (Continued)
    Simpson Manufacturing Co., Inc.............................  2,700 $   83,781
    SkyWest, Inc...............................................  3,300     29,667
   *SL Industries, Inc.........................................    160      2,944
    Snap-on, Inc...............................................  2,629    164,418
    Southwest Airlines Co...................................... 29,182    241,627
   *Spirit Aerosystems Holdings, Inc. Class A..................  6,994    174,850
    SPX Corp...................................................  3,300    253,374
   *Standard Parking Corp......................................    600     11,436
    Standard Register Co.......................................  1,100        957
    Standex International Corp.................................  1,000     44,060
    Stanley Black & Decker, Inc................................  3,465    253,499
   #Steelcase, Inc. Class A....................................  4,896     42,301
   *Stericycle, Inc............................................    600     51,960
   *Sterling Construction Co., Inc.............................    832      8,145
    Sun Hydraulics Corp........................................    750     18,772
   *Swift Transportation Co....................................  1,800     18,882
   *SYKES Enterprises, Inc.....................................  2,577     40,845
    Sypris Solutions, Inc......................................  1,400      5,628
    TAL International Group, Inc...............................  2,476    102,284
   *Taser International, Inc...................................  4,043     18,598
   *Team, Inc..................................................  1,400     41,482
   *Tecumseh Products Co. Class A..............................    610      2,330
    Tennant Co.................................................    919     40,712
  #*Terex Corp.................................................  3,601     81,527
   *Tetra Tech, Inc............................................  3,479     92,889
    Textainer Group Holdings, Ltd..............................  2,500     87,675
   *Thomas & Betts Corp........................................  3,293    236,800
    Timken Co..................................................  4,108    232,143
   #Titan International, Inc...................................  2,292     66,216
   *Titan Machinery, Inc.......................................  1,543     54,977
    Toro Co....................................................    605     43,233
    Towers Watson & Co.........................................  1,500     98,100
   *TransDigm Group, Inc.......................................    320     40,358
   *TRC Cos., Inc..............................................    600      3,948
   *Trex Co., Inc..............................................    900     28,800
   *TriMas Corp................................................  1,700     37,417
    Trinity Industries, Inc....................................  5,239    155,074
    Triumph Group, Inc.........................................  2,900    182,178
   *TrueBlue, Inc..............................................  2,700     46,602
   *Tutor Perini Corp..........................................  1,941     29,523
   #Twin Disc, Inc.............................................    700     15,351
    Tyco International, Ltd....................................  8,582    481,708
   *Ultralife Corp.............................................    900      4,527
    UniFirst Corp..............................................    905     54,988
    Union Pacific Corp.........................................  9,345  1,050,752
  #*United Continental Holdings, Inc...........................  7,767    170,253
    United Parcel Service, Inc.................................  2,700    210,978
  #*United Rentals, Inc........................................  2,689    125,523
    United Stationers, Inc.....................................  2,703     76,657
    United Technologies Corp...................................  4,577    373,666
    Universal Forest Products, Inc.............................  1,115     41,701
    Universal Truckload Services, Inc..........................  1,125     17,550
    URS Corp...................................................  5,021    207,418
  #*US Airways Group, Inc......................................  5,600     57,456
    US Ecology, Inc............................................  1,310     28,401
    US Home Systems, Inc.......................................    327      2,868
   *USA Truck, Inc.............................................    505      3,474
  #*USG Corp...................................................  4,037     72,868
    UTi Worldwide, Inc.........................................  5,411     90,201
    Valmont Industries, Inc....................................  1,200    148,716
   *Verisk Analytics, Inc. Class A.............................    896     43,859

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CONTINUED


                                                                SHARES   VALUE+
                                                                ------ -----------
Industrials -- (Continued)
    Viad Corp..................................................  1,375 $    24,860
    Vicor Corp.................................................  1,600      11,152
   #W.W. Grainger, Inc.........................................    383      79,595
   *WABCO Holdings, Inc........................................  1,100      69,333
    Wabtec Corp................................................  1,250      97,225
    Waste Connections, Inc.....................................  5,042     162,504
   #Waste Management, Inc......................................  4,408     150,754
    Watsco, Inc................................................    973      70,007
    Watts Water Technologies, Inc. Class A.....................  1,941      71,468
    Werner Enterprises, Inc....................................  4,257     100,550
  #*WESCO International, Inc...................................  2,800     185,892
   *Willis Lease Finance Corp..................................    400       5,220
    Woodward, Inc..............................................  3,125     129,969
   *XPO Logistics, Inc.........................................    725      12,042
                                                                       -----------
Total Industrials..............................................         27,477,745
                                                                       -----------
Information Technology -- (14.4%)
  #*3D Systems Corp............................................  1,865      54,999
   *Accelrys, Inc..............................................  3,801      31,282
    Accenture P.L.C. Class A...................................  1,700     110,415
   *ACI Worldwide, Inc.........................................  1,500      59,790
    Activision Blizzard, Inc...................................  9,417     121,197
   *Actuate Corp...............................................  2,400      17,040
   *Acxiom Corp................................................  4,893      67,181
   *Adobe Systems, Inc.........................................  4,350     145,986
   #ADTRAN, Inc................................................  1,400      42,728
   *Advanced Energy Industries, Inc............................  3,077      36,739
   *Advanced Micro Devices, Inc................................ 23,180     170,605
   *Advent Software, Inc.......................................  1,791      48,339
   *Agilysys, Inc..............................................  1,500      13,140
   *Akamai Technologies, Inc...................................  1,500      48,900
  #*Alliance Data Systems Corp.................................    400      51,396
   *Alpha & Omega Semiconductor, Ltd...........................    992       9,811
    Altera Corp................................................  1,414      50,296
   *Amdocs, Ltd................................................  4,900     156,800
    American Software, Inc. Class A............................  1,431      11,849
  #*Amkor Technology, Inc...................................... 10,538      54,481
   #Amphenol Corp..............................................  1,300      75,582
   *Amtech Systems, Inc........................................    400       2,792
   *ANADIGICS, Inc.............................................  5,329      11,777
    Analog Devices, Inc........................................  6,900     268,962
   *Anaren, Inc................................................    909      16,398
  #*Ancestry.com, Inc..........................................  2,000      53,400
   *Anixter International, Inc.................................  1,500     102,870
   *ANSYS, Inc.................................................    900      60,363
   *AOL, Inc...................................................  5,970     149,489
   *Apple, Inc.................................................  3,687   2,154,093
    Applied Materials, Inc..................................... 21,975     263,480
   *Applied Micro Circuits Corp................................  4,972      27,744
  #*Ariba, Inc.................................................  1,600      61,120
   *Arris Group, Inc...........................................  6,300      81,459
   *Arrow Electronics, Inc.....................................  4,718     198,392
  #*Aruba Networks, Inc........................................  1,700      35,904
  #*AsiaInfo-Linkage, Inc......................................  2,500      31,500
   *Aspen Technology, Inc......................................    911      18,020
  #*Atmel Corp.................................................  3,700      32,819
   *ATMI, Inc..................................................  2,018      42,398
   *AuthenTec, Inc.............................................  3,200      10,400
   *Autodesk, Inc..............................................  1,800      70,866
    Automatic Data Processing, Inc.............................  1,700      94,554
    Avago Technologies, Ltd....................................  1,500      51,720

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Aviat Networks, Inc........................................  3,720 $  9,486
   *Avid Technology, Inc.......................................  2,344   20,369
   *Avnet, Inc.................................................  5,128  185,018
    AVX Corp...................................................  6,101   77,483
   *AXT, Inc...................................................  1,600    8,144
    Badger Meter, Inc..........................................    800   29,552
    Bel Fuse, Inc. Class B.....................................    700   12,453
   *Benchmark Electronics, Inc.................................  3,614   57,390
    Black Box Corp.............................................  1,400   31,654
    Blackbaud, Inc.............................................  1,250   38,725
   *BMC Software, Inc..........................................  1,350   55,701
   *Bottomline Technologies, Inc...............................  1,900   44,707
   *Brightpoint, Inc...........................................  4,400   26,928
   *Broadcom Corp..............................................  2,327   85,168
    Broadridge Financial Solutions, Inc........................  3,400   78,914
   *BroadVision, Inc...........................................    200    4,820
   *Brocade Communications Systems, Inc........................ 27,329  151,403
    Brooks Automation, Inc.....................................  3,843   45,194
   *BSQUARE Corp...............................................    500    1,500
   *BTU International, Inc.....................................    400    1,128
   #CA, Inc....................................................  5,004  132,206
    Cabot Microelectronics Corp................................  1,502   51,639
  #*CACI International, Inc. Class A...........................  1,700  103,921
   *Cadence Design Systems, Inc................................  4,800   56,016
   *CalAmp Corp................................................    800    4,784
   *Calix, Inc.................................................  1,792   14,264
   *Callidus Software, Inc.....................................  1,300   10,296
   *Cardtronics, Inc...........................................  1,100   28,996
   *Cascade Microtech, Inc.....................................    700    3,367
    Cass Information Systems, Inc..............................    697   28,542
   *CEVA, Inc..................................................  1,230   27,171
   *Checkpoint Systems, Inc....................................  2,300   25,208
   *CIBER, Inc.................................................  4,882   20,309
  #*Cirrus Logic, Inc..........................................  3,500   95,830
    Cisco Sytems, Inc.......................................... 30,512  614,817
   *Citrix Systems, Inc........................................    900   77,049
   *Clearfield, Inc............................................    600    2,550
    Cognex Corp................................................  2,200   88,550
   *Cognizant Technology Solutions Corp........................  1,100   80,652
   *Coherent, Inc..............................................  1,388   73,009
    Cohu, Inc..................................................  1,699   18,655
    Communications Systems, Inc................................    400    5,204
   *CommVault Systems, Inc.....................................    924   48,113
    Computer Sciences Corp.....................................  2,660   74,640
   *Computer Task Group, Inc...................................  1,200   17,304
   *Compuware Corp............................................. 12,369  107,858
   *comScore, Inc..............................................    568   11,315
    Comtech Telecommunications Corp............................  1,563   48,328
   *Comverge, Inc..............................................    500      870
  #*Concur Technologies, Inc...................................  1,041   58,879
   *Concurrent Computer Corp...................................    100      380
   *Constant Contact, Inc......................................    300    7,251
   *Convergys Corp.............................................  6,500   86,905
   *Convio, Inc................................................  1,000   16,000
   *CoreLogic, Inc.............................................  5,254   87,742
   *Cray, Inc..................................................  2,933   32,703
  #*Cree, Inc..................................................  6,080  187,872
    Crexendo, Inc..............................................    100      368
   *CSG Systems International, Inc.............................  2,540   36,576
    CTS Corp...................................................  1,493   16,020
   *Cymer, Inc.................................................  1,700   88,128

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Cypress Semiconductor Corp.................................  2,400 $ 37,200
    Daktronics, Inc............................................  2,835   23,077
   *Datalink Corp..............................................    994   10,119
    DDi Corp...................................................  1,600   20,768
  #*DealerTrack Holdings, Inc..................................  2,100   62,643
   *Dell, Inc.................................................. 10,202  167,007
   *Deltek, Inc................................................  1,382   14,428
   *Dice Holdings, Inc.........................................  2,600   28,028
    Diebold, Inc...............................................  3,500  138,075
   *Digi International, Inc....................................  1,800   16,704
   *Digimarc Corp..............................................    100    2,615
   *Digital River, Inc.........................................  1,700   31,977
   *Diodes, Inc................................................  1,833   40,858
  #*Dolby Laboratories, Inc....................................    650   25,499
   *Dot Hill Systems Corp......................................  2,024    2,530
   *DSP Group, Inc.............................................  1,600   10,464
    DST Systems, Inc...........................................  2,048  114,647
   *DTS, Inc...................................................    400   12,480
   *Dynamics Research Corp.....................................    600    4,314
    EarthLink, Inc.............................................  5,600   45,472
   *eBay, Inc.................................................. 10,200  418,710
   #Ebix, Inc..................................................  1,900   38,855
   *Echelon Corp...............................................  1,167    5,088
   *Echo Global Logistics, Inc.................................  1,358   23,127
   *EchoStar Corp. Class A.....................................  2,656   77,157
    Electro Rent Corp..........................................  1,777   27,686
    Electro Scientific Industries, Inc.........................  1,629   23,230
   *Electronic Arts, Inc.......................................  3,950   60,751
   *Electronics for Imaging, Inc...............................  3,022   53,943
   *eMagin Corp................................................    200      622
   *EMC Corp................................................... 12,950  365,319
   *EMCore Corp................................................    950    4,294
   *Emulex Corp................................................  4,762   41,334
   *Entegris, Inc..............................................  7,875   69,694
   *Entropic Communications, Inc...............................  6,177   26,129
   *Envestnet, Inc.............................................  1,675   20,954
    EPIQ Systems, Inc..........................................  2,570   29,195
   *ePlus, Inc.................................................    574   17,025
  #*Equinix, Inc...............................................  1,291  211,982
   *Euronet Worldwide, Inc.....................................  2,800   60,564
   *Exar Corp..................................................  3,147   24,924
   *ExlService Holdings, Inc...................................  1,634   45,229
   *Extreme Networks...........................................  6,400   24,512
   *F5 Networks, Inc...........................................    800  107,144
   *Fabrinet...................................................  1,800   30,276
   #FactSet Research Systems, Inc..............................    434   45,509
    Fair Isaac Corp............................................  1,900   81,510
   *Fairchild Semiconductor International, Inc.................  7,300  103,441
   *FalconStor Software, Inc...................................  2,300    7,567
   *FARO Technologies, Inc.....................................    900   50,382
   *FEI Co.....................................................  2,500  125,425
    Fidelity National Information Services, Inc................ 10,874  366,128
  #*Finisar Corp...............................................  4,800   79,296
  #*First Solar, Inc...........................................  1,002   18,437
   *Fiserv, Inc................................................  4,174  293,390
   *FormFactor, Inc............................................  2,984   16,710
    Forrester Research, Inc....................................  1,200   42,540
   *Fortinet, Inc..............................................  2,600   67,912
   *Frequency Electronics, Inc.................................    400    3,060
   *FSI International, Inc.....................................  1,863    9,445
  #*Gartner Group, Inc.........................................  1,100   48,180

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CONTINUED


                                                                SHARES   VALUE+
                                                                ------ ----------
Information Technology -- (Continued)
   *Genpact, Ltd............................................... 10,055 $  167,717
    Global Payments, Inc.......................................    700     32,501
   *Globecomm Systems, Inc.....................................  1,706     24,191
   *Google, Inc................................................  1,061    642,149
   *GSI Group, Inc.............................................  2,030     24,502
   *GSI Technology, Inc........................................  1,600      6,768
  #*GT Advanced Technologies, Inc..............................  5,500     35,805
   *GTSI Corp..................................................    100        529
   *Guidance Software, Inc.....................................    500      4,745
   *Hackett Group, Inc. (The)..................................  2,800     15,988
   *Harmonic, Inc..............................................  8,532     40,271
    Heartland Payment Systems, Inc.............................  1,758     53,566
    Hewlett-Packard Co......................................... 27,973    692,611
   *Hittite Microwave Corp.....................................  1,334     71,422
   *Hutchinson Technology, Inc.................................    800      1,648
   *I.D. Systems, Inc..........................................    100        606
    IAC/InterActiveCorp........................................  5,100    245,565
   *Identive Group, Inc........................................  3,592      7,400
   *IEC Electronics Corp.......................................    450      2,322
   *iGATE Corp.................................................  2,500     48,650
   *Ikanos Communications, Inc.................................    290        232
   *Imation Corp...............................................  1,900     11,020
   *Immersion Corp.............................................  1,700      9,265
  #*Infinera Corp..............................................  5,500     39,380
   *Informatica Corp...........................................    600     27,612
   *InfoSpace, Inc.............................................  3,000     33,390
   *Ingram Micro, Inc. Class A.................................  8,667    168,660
   *Innodata Isogen, Inc.......................................    700      3,857
   *Inphi Corp.................................................  2,200     22,330
   *Insight Enterprises, Inc...................................  3,200     64,992
   *Integrated Device Technology, Inc..........................  8,775     59,407
   *Integrated Silicon Solution, Inc...........................  2,078     22,068
    Intel Corp................................................. 45,700  1,297,880
   *Interactive Intelligence Group, Inc........................    300      8,898
   #InterDigital, Inc..........................................    551     15,274
   *Intermec, Inc..............................................  3,175     16,891
   *Internap Network Services Corp.............................  4,200     29,568
    International Business Machines Corp.......................  4,400    911,152
   *International Rectifier Corp...............................  3,559     77,693
    Intersil Corp. Class A.....................................  7,700     79,079
   *Intevac, Inc...............................................  1,700     13,702
    Intuit, Inc................................................  1,000     57,970
   *iPass, Inc.................................................  2,100      5,418
  #*IPG Photonics Corp.........................................    900     43,560
   *Itron, Inc.................................................  2,098     85,598
   *Ixia.......................................................  3,773     47,540
   *IXYS Corp..................................................  2,328     29,007
   #j2 Global, Inc.............................................  2,600     67,158
    Jabil Circuit, Inc.........................................  6,600    154,770
    Jack Henry & Associates, Inc...............................  2,300     78,108
   *JDA Software Group, Inc....................................  2,634     76,070
   *JDS Uniphase Corp..........................................  6,200     75,330
   *Juniper Networks, Inc......................................  6,900    147,867
   *Kemet Corp.................................................  1,223     10,408
   *Kenexa Corp................................................  1,272     41,556
   *Key Tronic Corp............................................    700      8,085
    Keynote Systems, Inc.......................................  1,040     19,136
  #*KIT Digital, Inc...........................................  2,138     14,496
    KLA-Tencor Corp............................................  2,139    111,549
   *Kulicke & Soffa Industries, Inc............................  4,430     58,033
   *KVH Industries, Inc........................................    884      8,822

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CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
  #*Lam Research Corp..........................................  2,961 $123,326
   *Lattice Semiconductor Corp.................................  7,554   41,245
   *LeCroy Corp................................................  1,300   13,442
   *Lender Processing Services, Inc............................  1,050   27,877
  #*Lexmark International, Inc.................................  4,290  129,129
   *Limelight Networks, Inc....................................  7,507   20,569
    Linear Technology Corp.....................................  1,800   58,878
   *Lionbridge Technologies, Inc...............................    178      489
   *Liquidity Services, Inc....................................  1,727   92,101
    Littlefuse, Inc............................................  1,445   90,558
   *LogMeIn, Inc...............................................    600   21,606
   *LoJack Corp................................................  1,205    4,712
   *LoopNet, Inc...............................................  1,800   34,506
   *Loral Space & Communications, Inc..........................    970   60,188
   *LSI Corp...................................................  7,795   62,672
   *LTX-Credence Corp..........................................  3,103   21,411
   *Magnachip Semiconductor Corp...............................    273    3,216
   *Manhattan Associates, Inc..................................    800   40,120
    Marchex, Inc. Class B......................................  1,400    4,872
   *Market Leader, Inc.........................................    677    2,458
   *Marvell Technology Group, Ltd.............................. 17,297  259,628
    MasterCard, Inc. Class A...................................    200   90,454
   *Mattersight Corp...........................................    151    1,428
   *Mattson Technology, Inc....................................  4,300   10,062
    Maxim Integrated Products, Inc.............................  2,400   70,992
    Maximus, Inc...............................................  1,600   70,800
   *MaxLinear, Inc.............................................  1,000    4,850
   *Measurement Specialties, Inc...............................  1,100   39,303
   *MEMC Electronic Materials, Inc............................. 12,600   45,234
   *MEMSIC, Inc................................................  1,034    4,426
   *Mentor Graphics Corp.......................................  6,728   97,220
   *Mercury Computer Systems, Inc..............................  2,009   26,519
    Mesa Laboratories, Inc.....................................    156    7,744
    Methode Electronics, Inc...................................  2,500   21,125
    Micrel, Inc................................................  3,300   35,937
   #Microchip Technology, Inc..................................  1,400   49,476
   *Micron Technology, Inc..................................... 33,469  220,561
   *MICROS Systems, Inc........................................    747   42,452
   *Microsemi Corp.............................................  4,727  101,725
    Microsoft Corp............................................. 29,622  948,496
   *MicroStrategy, Inc.........................................    113   15,795
   *Mindspeed Technologies, Inc................................  2,100   10,521
   *MIPS Technologies, Inc.....................................  2,978   19,476
    MKS Instruments, Inc.......................................  3,301   91,273
    MOCON, Inc.................................................    200    3,566
   *ModusLink Global Solutions, Inc............................  2,008    9,940
   #Molex, Inc.................................................  1,200   33,108
    Molex, Inc. Class A........................................  2,453   56,174
   *MoneyGram International, Inc...............................  1,187   19,977
   *Monolithic Power Systems, Inc..............................  1,748   36,219
   *Monotype Imaging Holdings, Inc.............................  2,479   35,177
   *Monster Worldwide, Inc.....................................  5,775   49,838
   *MoSys, Inc.................................................  2,300    8,280
   *Motorola Mobility Holdings, Inc............................  2,500   97,050
    Motorola Solutions, Inc....................................  2,008  102,468
   *Move, Inc..................................................  1,093    9,509
    MTS Systems Corp...........................................    800   38,376
   *Multi-Fineline Electronix, Inc.............................  1,308   34,649
   *Nanometrics, Inc...........................................  1,818   28,197
   *NAPCO Security Technologies, Inc...........................    990    2,960
   #National Instruments Corp..................................  3,256   88,563

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *NCI, Inc. Class A..........................................    397 $  1,969
   *NCR Corp...................................................  5,700  133,950
   *NetApp, Inc................................................  1,900   73,777
   *NETGEAR, Inc...............................................  2,200   84,700
   *NetScout Systems, Inc......................................  2,100   43,449
  #*NetSuite, Inc..............................................    850   37,723
   *NeuStar, Inc...............................................  2,600   94,510
   *Newport Corp...............................................  2,078   35,471
    NIC, Inc...................................................  1,550   17,344
   *Novatel Wireless, Inc......................................  1,800    5,202
   *Novellus Systems, Inc......................................  3,800  177,650
  #*Nuance Communications, Inc.................................  7,400  180,856
   *NumereX Corp. Class A......................................    800    7,584
   *NVIDIA Corp................................................ 10,916  141,908
  #*Oclaro, Inc................................................  4,040   11,595
   *Official Payments Holdings, Inc............................    100      475
   *OmniVision Technologies, Inc...............................  3,080   56,734
   *ON Semiconductor Corp......................................  9,827   81,171
   *Online Resources Corp......................................  1,500    4,245
   *Openwave Systems, Inc......................................  2,994    7,725
   *Oplink Communications, Inc.................................  1,500   23,760
    OPNET Technologies, Inc....................................  1,138   26,356
   *Opnext, Inc................................................  1,600    1,904
    Oracle Corp................................................ 20,651  606,933
   *OSI Systems, Inc...........................................  1,000   66,860
   *PAR Technology Corp........................................    700    3,563
   *Parametric Technology Corp.................................  5,400  116,532
    Park Electrochemical Corp..................................  1,531   44,169
    Paychex, Inc...............................................  2,300   71,254
    PC Connection, Inc.........................................  1,700   13,634
   *PC Mall, Inc...............................................    700    4,326
    PC-Tel, Inc................................................    700    4,781
   *PDF Solutions, Inc.........................................  1,700   14,994
   *Perceptron, Inc............................................    300    1,752
   *Perficient, Inc............................................  2,200   26,422
   *Pericom Semiconductor Corp.................................  2,000   15,720
   *Pervasive Software, Inc....................................    800    4,952
   *Photronics, Inc............................................  4,200   25,998
   *Pixelworks, Inc............................................    300      750
   *Planar Systems, Inc........................................    900    1,665
    Plantronics, Inc...........................................  2,000   76,640
   *Plexus Corp................................................  2,391   77,397
   *PLX Technology, Inc........................................  3,500   13,930
   *PMC-Sierra, Inc............................................ 12,749   90,135
   *Polycom, Inc...............................................  2,959   39,266
    Power Integrations, Inc....................................  1,200   45,456
   *Power-One, Inc.............................................  5,351   22,902
   *PRGX Global, Inc...........................................  2,000   12,640
   *Progress Software Corp.....................................  3,807   88,094
   *PROS Holdings, Inc.........................................    933   18,371
    Pulse Electronics Corp.....................................  1,100    2,255
    QAD, Inc. Class A..........................................    642    7,929
    QAD, Inc. Class B..........................................    160    2,006
   *QLIK Technologies, Inc.....................................    900   25,929
   *QLogic Corp................................................  5,600   96,600
    QUALCOMM, Inc..............................................  9,254  590,775
   *Quantum Corp...............................................  4,896   11,652
   *Quest Software, Inc........................................  4,400  102,388
   *QuinStreet, Inc............................................    212    2,228
  #*Rackspace Hosting, Inc.....................................    700   40,663
   *Radisys Corp...............................................  1,702   10,808

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Ramtron International Corp.................................  1,300 $  3,016
    RealNetworks, Inc..........................................  2,452   23,466
   *Red Hat, Inc...............................................  1,626   96,926
   *Reis, Inc..................................................    600    5,214
   *RF Micro Devices, Inc...................................... 14,695   63,629
    Richardson Electronics, Ltd................................    900   11,349
    Rimage Corp................................................    800    7,272
  #*Riverbed Technology, Inc...................................  1,400   27,622
   *Rofin-Sinar Technologies, Inc..............................  1,841   46,393
   *Rogers Corp................................................    900   34,461
   *Rosetta Stone, Inc.........................................  1,000   10,460
   *Rovi Corp..................................................  1,300   37,180
  #*Rubicon Technology, Inc....................................  1,486   14,043
   *Rudolph Technologies, Inc..................................  2,408   26,006
   *Saba Software, Inc.........................................  1,400   13,608
   *SAIC, Inc..................................................  9,400  114,304
  #*Salesforce.com, Inc........................................    500   77,865
  #*Sandisk Corp...............................................  4,900  181,349
   *Sanmina-SCI Corp...........................................  4,208   37,451
    Sapient Corp...............................................  4,200   50,274
   *ScanSource, Inc............................................  1,900   62,624
   *SeaChange International, Inc...............................  2,000   16,440
    Seagate Technology......................................... 11,300  347,588
   *Semtech Corp...............................................  3,500   95,410
   *ShoreTel, Inc..............................................  2,000    9,580
   *Sigma Designs, Inc.........................................  1,800    9,918
  #*Silicon Graphics International Corp........................  1,167   11,016
   *Silicon Image, Inc.........................................  4,400   26,400
   *Silicon Laboratories, Inc..................................  2,100   74,529
   *Skyworks Solutions, Inc....................................  1,600   43,424
   *Smith Micro Software, Inc..................................  2,100    4,221
   *SMTC Corp..................................................  1,100    4,279
   *SolarWinds, Inc............................................  1,900   89,129
    Solera Holdings, Inc.......................................  1,000   44,940
   *Sonus Networks, Inc........................................ 14,325   40,540
   *Sourcefire, Inc............................................    500   25,495
   *Spansion, Inc. Class A.....................................  3,500   42,210
   *Spark Networks, Inc........................................  1,000    4,500
   *SRS Labs, Inc..............................................  1,100   10,483
   *SS&C Technologies Holdings, Inc............................  4,400  104,588
   *Stamps.com, Inc............................................    700   20,321
   *Standard Microsystems Corp.................................  1,700   45,016
   *StarTek, Inc...............................................    700    1,281
   *STEC, Inc..................................................  3,428   28,418
  #*Stratasys, Inc.............................................    400   20,484
   *Super Micro Computer, Inc..................................  2,560   45,184
   *Supertex, Inc..............................................    628   12,855
   *Support.com, Inc...........................................  2,850   10,346
   *Sycamore Networks, Inc.....................................  2,224   34,672
   *Symantec Corp..............................................  4,890   80,783
   *Symmetricom, Inc...........................................  3,136   17,436
  #*Synaptics, Inc.............................................  2,000   61,420
   *SYNNEX Corp................................................  2,400   91,416
   *Synopsys, Inc..............................................  3,917  117,549
    Syntel, Inc................................................  1,200   71,868
   *Take-Two Interactive Software, Inc.........................  2,300   32,430
    TE Connectivity, Ltd.......................................  5,356  195,280
   *Tech Data Corp.............................................  2,350  126,406
   *TechTarget, Inc............................................  2,212   16,457
   *TeleCommunication Systems, Inc. Class A....................  2,300    4,439
   *TeleNav, Inc...............................................  2,000   13,540

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES   VALUE+
                                                                ------ -----------
Information Technology -- (Continued)
   *TeleTech Holdings, Inc.....................................  2,700 $    40,905
    Tellabs, Inc............................................... 20,300      76,531
    Telular Corp...............................................  1,200      10,824
   *Teradata Corp..............................................  1,350      94,203
  #*Teradyne, Inc..............................................  9,589     165,027
    Tessco Technologies, Inc...................................    550      11,000
   *Tessera Technologies, Inc..................................  2,900      45,356
    Texas Instruments, Inc.....................................  6,140     196,112
    TheStreet, Inc.............................................    100         202
   *TIBCO Software, Inc........................................  1,804      59,352
   *TiVo, Inc..................................................  5,200      56,108
   *TNS, Inc...................................................  1,234      25,174
    Total System Services, Inc.................................  1,841      43,300
   *Transact Technologies, Inc.................................    400       3,424
  #*Trimble Navigation, Ltd....................................    900      48,726
   *TriQuint Semiconductor, Inc................................  5,900      28,792
   *TTM Technologies, Inc......................................  2,400      24,792
   *Tyler Technologies, Inc....................................    700      27,965
   *Ultimate Software Group, Inc...............................     91       7,022
   *Ultra Clean Holdings.......................................  1,300       8,905
   *Ultratech, Inc.............................................  1,500      47,910
   *Unisys Corp................................................  1,610      30,043
    United Online, Inc.........................................  7,500      35,550
   *ValueClick, Inc............................................  3,722      78,832
  #*Veeco Instruments, Inc.....................................  2,200      66,418
  #*VeriFone Systems, Inc......................................  1,000      47,640
   *Verint Systems, Inc........................................    981      29,665
   *VeriSign, Inc..............................................  1,200      49,332
  #*ViaSat, Inc................................................  2,200     106,260
   *Viasystems Group, Inc......................................    804      17,921
   *Virtusa Corp...............................................  1,400      21,126
    Visa, Inc..................................................  6,550     805,519
   *Vishay Intertechnology, Inc................................  4,962      55,674
  #*Vishay Precision Group, Inc................................    573       8,297
  #*VistaPrint N.V.............................................    800      29,832
   *VMware, Inc. Class A.......................................    400      44,688
   *Vocus, Inc.................................................    446       5,767
   *Volterra Semiconductor Corp................................  1,519      49,960
    Wayside Technology Group, Inc..............................    200       2,718
   *Web.com Group, Inc.........................................  1,400      18,130
  #*WebMD Health Corp..........................................    460      10,465
   *Websense, Inc..............................................  1,114      23,104
   *Westell Technologies, Inc. Class A.........................  2,172       4,952
   *Western Digital Corp.......................................  5,332     206,935
    Western Union Co. (The)....................................  3,190      58,632
   *Wright Express Corp........................................  1,136      72,500
    Xerox Corp................................................. 43,681     339,838
    Xilinx, Inc................................................  1,900      69,122
   *XO Group, Inc..............................................  2,100      19,467
   *X-Rite, Inc................................................  6,505      36,038
    Xyratex, Ltd...............................................  2,350      34,122
   *Yahoo!, Inc................................................ 22,099     343,418
   *Zebra Technologies Corp. Class A...........................  1,700      65,943
   *Zix Corp...................................................  2,600       7,358
   *Zygo Corp..................................................  1,500      29,685
                                                                       -----------
    Total Information Technology...............................         33,111,202
                                                                       -----------
Materials -- (5.0%)
    A. Schulman, Inc...........................................  2,000      49,220
   *A.M. Castle & Co...........................................  1,500      20,085
   *AEP Industries, Inc........................................    400      13,948

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    Air Products & Chemicals, Inc..............................  1,100 $ 94,039
    Airgas, Inc................................................  2,007  183,921
   #AK Steel Holding Corp......................................  5,900   43,778
   #Albemarle Corp.............................................  1,400   91,420
   #Alcoa, Inc................................................. 20,500  199,465
    Allegheny Technologies, Inc................................  2,850  122,379
   *Allied Nevada Gold Corp....................................  1,571   46,015
   #AMCOL International Corp...................................  2,052   67,634
   *American Pacific Corp......................................    300    2,346
    American Vanguard Corp.....................................  2,138   53,450
   #AptarGroup, Inc............................................  2,952  160,914
   *Arabian American Development Co............................  1,000    8,730
    Ashland, Inc...............................................  3,655  240,755
    Balchem Corp...............................................    800   23,120
    Ball Corp..................................................  1,000   41,760
   #Bemis Co., Inc.............................................  5,816  188,380
    Boise, Inc.................................................  7,946   60,707
    Buckeye Technologies, Inc..................................  2,200   71,302
    Cabot Corp.................................................  3,500  150,955
   *Calgon Carbon Corp.........................................  2,900   40,136
   #Carpenter Technology Corp..................................  1,300   72,358
   *Century Aluminum Co........................................  5,300   48,760
    CF Industries Holdings, Inc................................  1,826  352,528
    Chase Corp.................................................    400    5,940
   *Chemtura Corp..............................................  3,518   59,876
   *Clearwater Paper Corp......................................  1,400   46,158
    Cliffs Natural Resources, Inc..............................  1,900  118,294
   *Coeur d'Alene Mines Corp...................................  5,300  114,215
    Commercial Metals Co.......................................  7,307  107,997
   #Compass Minerals International, Inc........................    500   38,260
   *Contango ORE, Inc..........................................     20      226
   *Core Molding Technologies, Inc.............................    153    1,271
   *Crown Holdings, Inc........................................  1,300   48,074
    Cytec Industries, Inc......................................  3,200  203,424
    Deltic Timber Corp.........................................    681   41,595
    Domtar Corp................................................  1,942  169,886
    Dow Chemical Co. (The)..................................... 10,574  358,247
    E.I. du Pont de Nemours & Co...............................  3,600  192,456
    Eagle Materials, Inc.......................................  2,600   91,572
   #Ecolab, Inc................................................  1,356   86,364
   *Ferro Corp.................................................  1,600    8,304
   *Flotek Industries, Inc.....................................    600    8,184
    FMC Corp...................................................    400   44,180
    Freeport-McMoRan Copper & Gold, Inc. Class B...............  8,300  317,890
    Friedman Industries, Inc...................................    400    4,676
   #FutureFuel Corp............................................    543    5,343
   #*General Moly, Inc.........................................  6,663   21,588
   *Georgia Gulf Corp..........................................  1,028   36,443
    Globe Specialty Metals, Inc................................  4,100   54,694
  #*Golden Minerals Co.........................................    900    6,723
   *Graphic Packaging Holding Co............................... 21,486  114,950
   #Greif, Inc. Class A........................................  1,400   75,096
    Greif, Inc. Class B........................................    370   20,146
    H.B. Fuller Co.............................................  2,700   88,830
    Hawkins, Inc...............................................    817   28,374
    Haynes International, Inc..................................    600   37,422
   *Headwaters, Inc............................................  3,100   13,454
   #Hecla Mining Co............................................ 14,800   63,344
   *Horsehead Holding Corp.....................................  3,150   35,374
    Huntsman Corp.............................................. 13,729  194,403
    Innophos Holdings, Inc.....................................  1,200   59,004

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
   *Innospec, Inc.............................................. 1,300  $ 39,299
   #International Flavors & Fragrances, Inc....................   600    36,126
    International Paper Co..................................... 9,900   329,769
   *Intrepid Potash, Inc....................................... 3,300    82,005
    Kaiser Aluminum Corp....................................... 1,450    76,226
   *KapStone Paper & Packaging Corp............................ 2,672    48,256
    KMG Chemicals, Inc.........................................   758    13,068
    Koppers Holdings, Inc......................................   600    23,328
   *Kraton Performance Polymers, Inc...........................   958    24,908
   #Kronos Worldwide, Inc...................................... 1,552    36,844
   *Landec Corp................................................ 2,000    12,880
   *Louisiana-Pacific Corp..................................... 9,287    84,047
   *LSB Industries, Inc........................................ 1,100    37,312
    LyondellBasell Industries N.V. Class A..................... 2,611   109,088
   #Martin Marietta Materials, Inc............................. 2,100   174,048
   *Materion Corp.............................................. 1,600    39,536
   *McEwen Mining, Inc......................................... 2,806    10,635
    MeadWestavco Corp.......................................... 6,315   200,943
   *Mercer International, Inc.................................. 1,900    13,034
   *Metals USA Holdings Corp................................... 1,666    25,123
    Minerals Technologies, Inc................................. 1,319    88,505
  #*Molycorp, Inc..............................................   470    12,718
   #Mosaic Co. (The)........................................... 2,600   137,332
    Myers Industries, Inc...................................... 2,361    39,027
    Neenah Paper, Inc.......................................... 1,208    34,500
    NewMarket Corp.............................................   500   111,610
    Newmont Mining Corp........................................ 4,200   200,130
    Noranda Aluminum Holding Corp.............................. 2,432    25,828
    Nucor Corp................................................. 6,200   243,102
    Olin Corp.................................................. 4,557    95,515
    Olympic Steel, Inc.........................................   900    19,017
   *OM Group, Inc.............................................. 1,700    41,004
   *Omnova Solutions, Inc...................................... 3,402    26,672
   *Owens-Illinois, Inc........................................ 4,116    95,697
    P.H. Glatfelter Co......................................... 2,300    35,834
    Packaging Corp. of America................................. 2,600    75,894
   *Penford Corp...............................................   590     4,897
    PolyOne Corp............................................... 5,060    70,132
    PPG Industries, Inc........................................   783    82,403
    Praxair, Inc............................................... 1,300   150,410
    Quaker Chemical Corp.......................................   900    39,060
    Reliance Steel & Aluminum Co............................... 4,040   225,796
    Rock-Tenn Co. Class A...................................... 2,669   166,359
   *Rockwood Holdings, Inc..................................... 1,257    69,562
    Royal Gold, Inc............................................ 2,000   123,920
    RPM International, Inc..................................... 5,775   153,442
  #*RTI International Metals, Inc.............................. 1,875    46,031
    Schnitzer Steel Industries, Inc. Class A................... 1,600    63,792
   #Scotts Miracle-Gro Co. Class A (The)....................... 1,100    57,640
    Sealed Air Corp............................................ 6,156   118,072
    Sensient Technologies Corp................................. 2,700   100,305
    Sherwin-Williams Co........................................   900   108,252
    Silgan Holdings, Inc....................................... 1,900    83,353
    Solutia, Inc............................................... 3,407    96,554
    Sonoco Products Co......................................... 4,463   147,859
    Southern Copper Corp.......................................   513    16,854
   *Spartech Corp.............................................. 1,471     7,178
    Steel Dynamics, Inc........................................ 9,541   121,839
    Stepan Co..................................................   700    63,602
   *Stillwater Mining Co....................................... 4,900    52,577
  #*SunCoke Energy, Inc........................................ 2,262    34,434

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES    VALUE+
                                                                ------- -----------
Materials -- (Continued)
   #Texas Industries, Inc......................................   1,615 $    54,280
    Titanium Metals Corp.......................................   7,907     116,786
   *United States Lime & Minerals, Inc.........................     400      19,188
   #United States Steel Corp...................................   3,800     107,654
   *Universal Stainless & Alloy Products, Inc..................     500      23,200
    Valspar Corp...............................................   4,201     214,881
    Vulcan Materials Co........................................   6,300     269,703
   #Walter Energy, Inc.........................................     550      36,470
    Wausau Paper Corp..........................................   4,000      36,240
    Westlake Chemical Corp.....................................   2,800     179,060
    Worthington Industries, Inc................................   4,000      71,360
   *WR Grace & Co..............................................     800      47,688
    Zep, Inc...................................................   1,225      17,456
   *Zoltek Cos., Inc...........................................   2,600      28,678
                                                                        -----------
Total Materials................................................          11,496,209
                                                                        -----------
Other -- (0.0%)
  -*Gerber Scientific, Inc. Escrow Shares......................   1,200          --
                                                                        -----------
Telecommunication Services -- (3.5%)
   *AboveNet, Inc..............................................   1,136      94,481
    AT&T, Inc.................................................. 111,709   3,676,343
    Atlantic Tele-Network, Inc.................................   1,112      37,875
   *Cbeyond, Inc...............................................   1,878      12,076
    CenturyLink, Inc...........................................  11,330     436,885
   *Cincinnati Bell, Inc.......................................   7,600      28,880
   *Cogent Communications Group, Inc...........................     463       8,672
   #Consolidated Communications Holdings, Inc..................   1,783      34,501
   *Crown Castle International Corp............................   1,100      62,271
   #Frontier Communications Corp...............................  34,815     140,653
   *General Communications, Inc. Class A.......................   3,400      25,840
    HickoryTech Corp...........................................   1,100      10,923
    IDT Corp. Class B..........................................     901       7,586
   *Iridium Communications, Inc................................   4,111      36,136
  #*Leap Wireless International, Inc...........................   1,200       6,732
   *Level 3 Communications, Inc................................   1,539      35,489
    Lumos Networks Corp........................................     900       8,136
   *MetroPCS Communications, Inc...............................  13,411      97,900
   *Neutral Tandem, Inc........................................   1,773      20,602
  #*NII Holdings, Inc..........................................   4,601      64,391
    NTELOS Holdings Corp.......................................     900      18,198
   *ORBCOMM, Inc...............................................   2,750       8,965
   *Premiere Global Services, Inc..............................   3,417      30,582
   *Primus Telecommunications Group, Inc.......................     360       6,264
   *SBA Communications Corp....................................   1,200      64,488
    Shenandoah Telecommunications Co...........................   1,349      15,041
   *Sprint Nextel Corp......................................... 100,100     248,248
    SureWest Communications....................................   1,060      23,935
    Telephone & Data Systems, Inc..............................   5,626     136,656
   *tw telecom, Inc............................................   3,350      72,963
   *United States Cellular Corp................................   1,270      49,809
    USA Mobility, Inc..........................................   1,800      23,256
    Verizon Communications, Inc................................  56,596   2,285,346
    Warwick Valley Telephone Co................................     100       1,364
   #Windstream Corp............................................  13,058     146,772
                                                                        -----------
Total Telecommunication Services...............................           7,978,259
                                                                        -----------
Utilities -- (2.5%)
   *AES Corp...................................................  25,570     320,136
   #AGL Resources, Inc.........................................   1,419      55,951
    ALLETE, Inc................................................   1,500      61,815

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
   #Alliant Energy Corp........................................    747 $ 33,794
    Ameren Corp................................................  1,759   57,678
    American Electric Power Co., Inc...........................  1,500   58,260
    American States Water Co...................................    700   25,508
    American Water Works Co., Inc..............................  1,182   40,472
    Aqua America, Inc..........................................  3,100   70,401
   #Artesian Resources Corp. Class A...........................    400    7,636
    Atmos Energy Corp..........................................  2,364   77,019
    Avista Corp................................................  2,100   55,524
    Black Hills Corp...........................................  1,600   52,816
   *Cadiz, Inc.................................................    300    2,529
    California Water Service Group.............................  1,600   28,976
   *Calpine Corp............................................... 13,241  248,269
    CenterPoint Energy, Inc....................................  3,100   62,651
    Central Vermont Public Service Corp........................    500   17,625
    CH Energy Group, Inc.......................................    700   45,934
    Chesapeake Utilities Corp..................................    500   21,010
    Cleco Corp.................................................  1,600   65,280
    CMS Energy Corp............................................  2,400   55,176
    Connecticut Water Services, Inc............................    500   13,875
   #Consolidated Edison, Inc...................................  1,605   95,417
    Consolidated Water Co., Ltd................................    874    6,267
    Dominion Resources, Inc....................................  2,519  131,467
    DTE Energy Co..............................................  1,400   78,932
    Duke Energy Corp...........................................  6,300  135,009
   *Dynegy, Inc................................................  2,082      854
    Edison International, Inc..................................  1,485   65,355
    El Paso Electric Co........................................  1,500   45,960
    Empire District Electric Co................................  1,500   30,780
    Entergy Corp...............................................    600   39,336
    Exelon Corp................................................  5,381  209,913
    FirstEnergy Corp...........................................  1,800   84,276
    Gas Natural, Inc...........................................    300    3,435
    Genie Energy, Ltd. Class B.................................  1,601   13,320
   *GenOn Energy, Inc.......................................... 42,594   90,725
   #Great Plains Energy, Inc...................................  3,000   61,260
    Hawaiian Electric Industries, Inc..........................  2,099   55,707
    IDACORP, Inc...............................................  1,300   52,962
   #Integrys Energy Group, Inc.................................    700   38,248
    ITC Holdings Corp..........................................  1,060   82,108
   #Laclede Group, Inc.........................................    900   35,442
    MDU Resources Group, Inc...................................  1,538   35,282
    MGE Energy, Inc............................................    900   41,166
    Middlesex Water Co.........................................    600   11,136
    National Fuel Gas Co.......................................    800   37,856
    New Jersey Resources Corp..................................  1,500   64,860
    NextEra Energy, Inc........................................  1,900  122,265
    NiSource, Inc..............................................  2,033   50,113
    Northeast Utilities, Inc...................................  2,456   90,307
    Northwest Natural Gas Co...................................    977   44,649
    NorthWestern Corp..........................................  1,300   46,176
   *NRG Energy, Inc............................................  9,285  157,845
   #NV Energy, Inc.............................................  5,400   89,910
    OGE Energy Corp............................................  1,000   53,960
    ONEOK, Inc.................................................  1,325  113,804
   #Ormat Technologies, Inc....................................  2,600   51,402
    Otter Tail Corp............................................  1,234   27,099
   #Pepco Holdings, Inc........................................  1,500   28,380
    PG&E Corp..................................................  1,700   75,106
    Piedmont Natural Gas Co....................................  1,836   55,961
    Pinnacle West Capital Corp.................................    650   31,427

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES           VALUE+
                                                                 -------       ------------
Utilities -- (Continued)
    PNM Resources, Inc..........................................   3,005       $     56,374
    Portland General Electric Co................................   1,600             41,328
    PPL Corp....................................................   1,800             49,230
    Progress Energy, Inc........................................   1,100             58,542
    Public Service Enterprise Group, Inc........................   8,165            254,340
    Questar Corp................................................   6,750            133,312
    SCANA Corp..................................................   1,100             50,732
    Sempra Energy...............................................   1,133             73,350
    SJW Corp....................................................   1,148             27,667
    South Jersey Industries, Inc................................   1,200             59,100
    Southern Co. (The)..........................................   3,958            181,831
    Southwest Gas Corp..........................................   1,300             54,626
    TECO Energy, Inc............................................   2,000             36,040
   *UGI Corp....................................................   2,863             83,542
    UIL Holdings Corp...........................................   1,875             64,444
    UniSource Energy Corp.......................................   1,300             47,320
    Unitil Corp.................................................     600             15,876
    Vectren Corp................................................   1,748             51,479
    Westar Energy, Inc..........................................   3,000             86,070
    WGL Holdings, Inc...........................................   1,300             52,143
    Wisconsin Energy Corp.......................................   1,870             68,891
    Xcel Energy, Inc............................................   2,245             60,750
    York Water Co...............................................     462              8,071
                                                                               ------------
Total Utilities.................................................                  5,678,870
                                                                               ------------
TOTAL COMMON STOCKS.............................................                205,744,857
                                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
   *FieldPoint Petroleum Corp. Warrants 03/23/17................     100                101
                                                                               ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...................................... 290,271            290,271
                                                                               ------------


                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT
                                                                -----------
                                                                   (000)
SECURITIES LENDING COLLATERAL -- (10.4%)
(S) @DFA Short Term Investment Fund............................  23,613,566   23,613,566
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $242,473 FNMA, rates ranging
     from 2.000% to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $243,225) to be
     repurchased at $235,411................................... $       235      235,410
                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL............................               23,848,976
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $199,257,658)..........................................             $229,884,205
                                                                            ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (12.2%)
   *1-800-FLOWERS.COM, Inc. Class A.............................................   900  $  2,682
    A.H. Belo Corp. Class A.....................................................   200       882
    Aaron's, Inc................................................................ 1,500    40,755
    Abercrombie & Fitch Co...................................................... 1,100    55,187
    Advance Auto Parts, Inc.....................................................   400    36,720
   *Aeropostale, Inc............................................................ 1,490    33,048
   *Amazon.com, Inc............................................................. 2,100   486,990
  #*AMC Networks, Inc. Class A..................................................   582    24,735
   *American Apparel, Inc....................................................... 1,450     1,428
   *American Axle & Manufacturing Holdings, Inc.................................   900     8,721
    American Eagle Outfitters, Inc.............................................. 3,219    57,974
   *America's Car-Mart, Inc.....................................................   200     9,188
   *Amerigon, Inc...............................................................   600     8,580
   *ANN, Inc.................................................................... 1,272    35,222
   *Apollo Group, Inc. Class A.................................................. 1,200    42,264
    Arbitron, Inc...............................................................   600    22,830
   *Archipelago Learning, Inc...................................................   667     7,384
   *Arctic Cat, Inc.............................................................   300    13,272
   *Asbury Automotive Group, Inc................................................   500    13,960
   *Ascena Retail Group, Inc.................................................... 2,600    53,248
   *Ascent Capital Group, Inc. Class A..........................................   600    30,900
   #Autoliv, Inc................................................................ 1,722   108,038
  #*AutoNation, Inc............................................................. 2,800    96,824
  #*Bally Technologies, Inc.....................................................   200     9,710
  #*Barnes & Noble, Inc......................................................... 1,400    29,050
    Bassett Furniture Industries, Inc...........................................   500     5,370
    bebe stores, inc............................................................ 2,100    17,220
   *Bed Bath & Beyond, Inc......................................................   300    21,117
    Belo Corp. Class A.......................................................... 2,882    19,425
    Benihana, Inc...............................................................    22       303
   #Best Buy Co., Inc........................................................... 9,747   215,116
    Big 5 Sporting Goods Corp...................................................   421     3,524
  #*Big Lots, Inc............................................................... 2,700    98,928
  #*BJ's Restaurants, Inc.......................................................   327    14,123
  #*Blue Nile, Inc..............................................................   100     3,028
    Blyth, Inc..................................................................   200    17,594
    Bob Evans Farms, Inc........................................................   500    19,120
   *Body Central Corp...........................................................   200     6,074
   #Books-A-Million, Inc........................................................   300       957
  #*BorgWarner, Inc............................................................. 2,900   229,216
   *Boyd Gaming Corp............................................................   101       777
  #*Bridgepoint Education, Inc.................................................. 1,198    25,829
   *Brookfield Residential Properties, Inc......................................   688     7,995
   #Buckle, Inc.................................................................   733    33,850
  #*Buffalo Wild Wings, Inc.....................................................   200    16,770
   *Build-A-Bear Workshop, Inc..................................................   500     2,255
   *Cabela's, Inc............................................................... 1,600    60,496
   #Cablevision Systems Corp....................................................   200     2,964
   *Cache, Inc..................................................................   200     1,248
    Callaway Golf Co............................................................ 2,021    12,389
   *Cambium Learning Group, Inc.................................................   900     2,043
   *Career Education Corp.......................................................   700     4,991
   *Caribou Coffee Co., Inc.....................................................   600     9,846
   *CarMax, Inc................................................................. 3,498   107,983
   *Carmike Cinemas, Inc........................................................   400     5,332
    Carriage Services, Inc......................................................    30       225
   *Carrols Restaurant Group, Inc...............................................   100     1,508
   *Carter's, Inc............................................................... 1,600    86,880

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE+
                                                             ------ --------
Consumer Discretionary -- (Continued)
   *Casual Male Retail Group, Inc...........................    900 $  2,826
    Cato Corp. Class A......................................    520   14,472
   *Cavco Industries, Inc...................................    300   15,480
    CBS Corp. Class A.......................................    300   10,224
    CBS Corp. Class B.......................................  5,410  180,424
    CEC Entertainment, Inc..................................    200    7,644
  #*Central European Media Enterprises, Ltd. Class A........  2,252   17,813
   *Charming Shoppes, Inc...................................  2,720   16,048
   *Charter Communications, Inc.............................    513   31,021
  #*Cheesecake Factory, Inc.................................    600   18,900
    Chico's FAS, Inc........................................  4,100   62,976
  #*Children's Place Retail Stores, Inc. (The)..............    400   18,392
   *Chipotle Mexican Grill, Inc.............................    200   82,830
   #Choice Hotels International, Inc........................    600   22,572
    Christopher & Banks Corp................................    600    1,122
    Churchill Downs, Inc....................................     95    5,639
    Cinemark Holdings, Inc..................................  4,200   96,432
   *Citi Trends, Inc........................................    400    4,456
   *Clear Channel Outdoor Holdings, Inc. Class A............    600    4,542
    Coach, Inc..............................................  1,100   80,476
   *Coinstar, Inc...........................................    300   18,837
   *Coldwater Creek, Inc....................................  1,498    1,483
   *Collective Brands, Inc..................................  1,157   24,031
    Collectors Universe, Inc................................    300    4,827
   #Columbia Sportswear Co..................................    800   37,680
    Comcast Corp. Class A................................... 22,649  686,944
    Comcast Corp. Special Class A...........................  7,800  232,674
   *Conn's, Inc.............................................    765   12,508
    Cooper Tire & Rubber Co.................................    400    5,980
    Core-Mark Holding Co., Inc..............................    250    9,650
   *Cost Plus, Inc..........................................    300    5,811
    Cracker Barrel Old Country Store, Inc...................    236   13,575
   *Crocs, Inc..............................................  2,000   40,400
    CSS Industries, Inc.....................................    242    4,634
  #*CTC Media, Inc..........................................    700    7,581
   *Culp, Inc...............................................    400    4,580
   *Cumulus Media, Inc. Class A.............................  1,104    4,008
    D.R. Horton, Inc........................................ 11,461  187,387
    Dana Holding Corp.......................................  1,128   16,491
    Darden Restaurants, Inc.................................  2,100  105,168
  #*Deckers Outdoor Corp....................................  1,100   56,111
   *dELiA*s, Inc............................................    400      616
   *Delta Apparel, Inc......................................    231    3,306
    Destination Maternity Corp..............................    400    7,936
   #Dick's Sporting Goods, Inc..............................    600   30,360
   *Digital Generation, Inc.................................    400    3,712
   #Dillard's, Inc. Class A.................................  1,493   96,388
   *DineEquity, Inc.........................................    300   14,574
   *DIRECTV Class A.........................................  4,385  216,049
   *Discovery Communications, Inc. Class A..................  1,400   76,188
   *Discovery Communications, Inc. Class C..................  2,074  103,057
    DISH Network Corp.......................................  1,900   60,743
   *Dollar General Corp.....................................    800   37,968
   *Dollar Tree, Inc........................................  1,200  121,992
    Domino's Pizza, Inc.....................................    700   26,467
   *Dorman Products, Inc....................................     63    3,010
  #*DreamWorks Animation SKG, Inc. Class A..................  2,051   36,939
   *Drew Industries, Inc....................................    400   11,912
    DSW, Inc. Class A.......................................  1,035   58,229
   *E.W. Scripps Co. Class A (The)..........................  1,807   16,552
  #*Education Management Corp...............................    729    9,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Einstein Noah Restaurant Group, Inc.........................................    414 $  5,858
   *Emerson Radio Corp..........................................................    900    1,827
   *Entercom Communications Corp................................................  1,037    6,419
   #Ethan Allen Interiors, Inc..................................................    700   16,240
   #Expedia, Inc................................................................  1,582   67,441
   *Express, Inc................................................................  1,359   32,100
    Family Dollar Stores, Inc...................................................  1,000   67,550
   *Federal-Mogul Corp..........................................................  2,576   33,308
    Finish Line, Inc. Class A (The).............................................  1,000   22,260
   *Fisher Communications, Inc..................................................    400   13,116
    Foot Locker, Inc............................................................  4,651  142,274
   #Ford Motor Co............................................................... 28,200  318,096
  #*Fossil, Inc.................................................................  1,049  137,073
    Fred's, Inc. Class A........................................................    800   11,456
   *Fuel Systems Solutions, Inc.................................................    400    9,380
   *Full House Resorts, Inc.....................................................    300      915
   *Furniture Brands International, Inc.........................................    400      632
   *Gaiam, Inc. Class A.........................................................    700    2,765
    Gaming Partners International Corp..........................................    100      677
    Gannett Co., Inc............................................................  5,801   80,170
    Gap, Inc....................................................................  7,581  216,058
    Garmin, Ltd.................................................................  3,700  174,381
   *Gaylord Entertainment Co....................................................    318   10,011
   *Geeknet, Inc................................................................     50      728
   *General Motors Co...........................................................  1,622   37,306
   *Genesco, Inc................................................................    400   30,000
   #Gentex Corp.................................................................  2,500   54,925
    Genuine Parts Co............................................................  2,007  130,013
   *G-III Apparel Group, Ltd....................................................    513   13,774
   *Global Sources, Ltd.........................................................    600    3,696
   *Goodyear Tire & Rubber Co...................................................  6,300   69,174
   *Gordmans Stores, Inc........................................................    317    6,733
   *Grand Canyon Education, Inc.................................................    230    4,000
   *Gray Television, Inc........................................................    800    1,440
   #Group 1 Automotive, Inc.....................................................    400   23,152
    Guess?, Inc.................................................................  1,814   53,114
    H&R Block, Inc..............................................................    800   11,760
  #*Hanesbrands, Inc............................................................  3,100   87,482
    Harley-Davidson, Inc........................................................  2,281  119,365
    Harte-Hanks, Inc............................................................  1,700   14,280
   #Hasbro, Inc.................................................................  1,500   55,110
    Haverty Furniture Cos., Inc.................................................    300    3,600
   *Heelys, Inc.................................................................    400      972
   *Helen of Troy, Ltd..........................................................  1,046   36,192
  #*hhgregg, Inc................................................................    700    7,322
   *Hibbett Sporting Goods, Inc.................................................    200   11,944
    Hillenbrand, Inc............................................................    131    2,743
    Hooker Furniture Corp.......................................................    300    3,552
    Hot Topic, Inc..............................................................    800    7,840
   *Hovnanian Enterprises, Inc. Class A.........................................    400      800
    HSN, Inc....................................................................  1,155   44,698
   *Hyatt Hotels Corp. Class A..................................................    667   28,701
   *Iconix Brand Group, Inc.....................................................  2,600   39,884
    Interpublic Group of Cos., Inc. (The).......................................  8,900  105,109
  #*iRobot Corp.................................................................    463   10,931
  #*ITT Educational Services, Inc...............................................    500   33,010
   #J.C. Penney Co., Inc........................................................  8,024  289,345
   *Jack in the Box, Inc........................................................    460   10,451
    JAKKS Pacific, Inc..........................................................    600   11,442
    Jarden Corp.................................................................    500   20,965
    Johnson Controls, Inc.......................................................  8,800  281,336

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Jones Group, Inc. (The).....................................................  3,013 $ 33,806
   *Jos. A. Bank Clothiers, Inc.................................................    600   28,530
   *Journal Communications, Inc. Class A........................................  1,300    5,447
  #*K12, Inc....................................................................     99    2,524
   #KB Home.....................................................................  3,800   32,984
   *Kenneth Cole Productions, Inc. Class A......................................    400    6,372
   *Kid Brands, Inc.............................................................    500    1,175
   *Kirkland's, Inc.............................................................    500    7,320
   *Knology, Inc................................................................  1,200   23,340
   #Kohl's Corp.................................................................  4,755  238,368
  #*K-Swiss, Inc. Class A.......................................................    700    2,576
  #*Lamar Advertising Co. Class A...............................................  2,146   68,286
    Las Vegas Sands Corp........................................................  2,000  110,980
   *La-Z-Boy, Inc...............................................................  1,500   22,605
   *LeapFrog Enterprises, Inc...................................................  1,200   11,208
    Lear Corp...................................................................  1,813   75,240
   *Lee Enterprises, Inc........................................................  1,000    1,130
   #Leggett & Platt, Inc........................................................  5,817  126,636
   #Lennar Corp. Class A........................................................  5,400  149,796
    Lennar Corp. Class B Voting.................................................  1,600   36,208
   *Libbey, Inc.................................................................    300    4,281
   *Liberty Global, Inc. Class A................................................  1,807   90,007
   *Liberty Global, Inc. Class C................................................  2,901  139,045
   *Liberty Interactive Corp. Class A........................................... 12,700  239,268
   *Liberty Media Corp.--Liberty Capital Class A................................  4,634  405,222
   *Liberty Media Corp.--Liberty Capital Class B................................     17    1,465
   *Life Time Fitness, Inc......................................................    500   23,280
    Lifetime Brands, Inc........................................................    200    2,330
    Limited Brands, Inc.........................................................  4,900  243,530
   *LIN TV Corp. Class A........................................................    400    1,580
    Lithia Motors, Inc. Class A.................................................    600   16,098
   *Live Nation Entertainment, Inc..............................................  7,660   69,400
   *LKQ Corp....................................................................  4,405  147,347
  #*LodgeNet Interactive Corp...................................................    600    1,380
    Lowe's Cos., Inc............................................................ 12,513  393,784
  #*Lululemon Athletica, Inc....................................................  1,000   74,140
  #*Lumber Liquidators Holdings, Inc............................................    194    5,612
   *M/I Homes, Inc..............................................................    500    6,650
    Mac-Gray Corp...............................................................    400    5,960
    Macy's, Inc.................................................................  9,700  397,894
   *Madison Square Garden Co. Class A (The).....................................  1,980   71,221
   *Maidenform Brands, Inc......................................................    400    9,132
    Marcus Corp.................................................................    300    3,753
    Marine Products Corp........................................................    700    4,179
   *MarineMax, Inc..............................................................    700    7,462
    Marriott International, Inc. Class A........................................  4,725  184,700
   *Marriott Vacations Worldwide Corp...........................................    311    9,184
   *Martha Stewart Living Omnimedia Class A.....................................    700    2,499
    Mattel, Inc.................................................................  4,087  137,323
   *McClatchy Co. Class A (The).................................................  1,600    4,352
    McDonald's Corp.............................................................  4,200  409,290
    McGraw-Hill Cos., Inc.......................................................  3,314  162,949
  #*Media General, Inc. Class A.................................................    600    2,142
    Men's Wearhouse, Inc. (The).................................................  2,100   77,784
   #Meredith Corp...............................................................  1,642   47,339
   *Meritage Homes Corp.........................................................  1,100   31,229
   *MGM Resorts International................................................... 11,814  158,544
   *Midas, Inc..................................................................    300    3,450
   *Mohawk Industries, Inc......................................................  3,800  254,676
    Monro Muffler Brake, Inc....................................................    581   23,972
   #Morningstar, Inc............................................................  1,263   72,900

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Consumer Discretionary -- (Continued)
   *Motorcar Parts of America, Inc..............................................    440 $  3,326
    Movado Group, Inc...........................................................    605   17,152
   *Nathan's Famous, Inc........................................................    200    4,798
    National CineMedia, Inc.....................................................  1,617   23,107
   *Nautilus, Inc...............................................................    296      767
   *Navarre Corp................................................................    595    1,077
  #*Netflix, Inc................................................................    400   32,056
   *New York & Co., Inc.........................................................  1,300    5,135
   *New York Times Co. Class A (The)............................................  6,000   37,860
    Newell Rubbermaid, Inc......................................................  3,280   59,696
    News Corp. Class A.......................................................... 26,724  523,790
    News Corp. Class B..........................................................  7,900  156,736
   *Nexstar Broadcasting Group, Inc. Class A....................................    500    3,875
    NIKE, Inc. Class B..........................................................  4,786  535,410
    Nordstrom, Inc..............................................................  2,600  145,236
    Nutrisystem, Inc............................................................    400    4,632
   *NVR, Inc....................................................................    200  156,788
   *Office Depot, Inc........................................................... 12,382   37,641
    Omnicom Group, Inc..........................................................  3,100  159,061
   *Orbitz Worldwide, Inc.......................................................  1,700    6,205
   *Orchard Supply Hardware Stores Corp. Class A................................     76    1,632
  #*O'Reilly Automotive, Inc....................................................  1,133  119,486
   *Orient-Express Hotels, Ltd. Class A.........................................    809    8,648
    Outdoor Channel Holdings, Inc...............................................    500    3,700
   *Overstock.com, Inc..........................................................    299    1,803
    Oxford Industries, Inc......................................................    400   19,196
    P.F. Chang's China Bistro, Inc..............................................    137    5,438
   *Pacific Sunwear of California, Inc..........................................  1,600    2,352
   *Panera Bread Co. Class A....................................................    200   31,584
   *Papa John's International, Inc..............................................     84    3,384
  #*Peet's Coffee & Tea, Inc....................................................    300   23,046
  #*Penn National Gaming, Inc...................................................    720   32,386
    Penske Automotive Group, Inc................................................  2,300   60,812
    Pep Boys--Manny, Moe & Jack (The)...........................................  1,600   23,888
   #PetMed Express, Inc.........................................................    600    8,082
    PetSmart, Inc...............................................................  1,100   64,086
   *Pier 1 Imports, Inc.........................................................  1,700   29,206
    Polaris Industries, Inc.....................................................  1,192   94,692
    Pool Corp...................................................................    800   29,528
   *PulteGroup, Inc.............................................................  7,069   69,559
    PVH Corp....................................................................  2,502  222,178
   *Quiksilver, Inc.............................................................  5,500   19,030
    R.G. Barry Corp.............................................................    400    5,096
  #*Radio One, Inc. Class D.....................................................  1,000    1,120
   #RadioShack Corp.............................................................  4,155   21,523
    Ralph Lauren Corp...........................................................    500   86,135
   *Red Lion Hotels Corp........................................................    171    1,426
   *Red Robin Gourmet Burgers, Inc..............................................    200    7,132
   #Regal Entertainment Group...................................................  3,850   52,398
    Regis Corp..................................................................    498    9,138
    Rent-A-Center, Inc..........................................................  1,500   51,315
   *Rentrak Corp................................................................    200    3,784
    Ross Stores, Inc............................................................  1,000   61,590
    Royal Caribbean Cruises, Ltd................................................  1,911   52,304
  #*rue21, inc..................................................................    400   12,140
    Ryland Group, Inc. (The)....................................................  1,400   31,514
   *Saga Communications, Inc. Class A...........................................    100    3,766
  #*Saks, Inc...................................................................  3,900   42,744
    Salem Communications Corp. Class A..........................................    400    2,144
   *Sally Beauty Holdings, Inc..................................................  3,806  101,240
    Scholastic Corp.............................................................    800   24,440

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Consumer Discretionary -- (Continued)
   *School Specialty, Inc.......................................................    400 $  1,308
   *Scientific Games Corp. Class A..............................................  1,408   14,305
    Scripps Networks Interactive, Inc...........................................  1,200   60,264
   *Sealy Corp..................................................................    794    1,636
  #*Sears Holdings Corp.........................................................  1,701   91,480
   *Select Comfort Corp.........................................................    600   17,328
    Service Corp. International.................................................  1,148   13,294
    Shiloh Industries, Inc......................................................    200    1,838
   *Shoe Carnival, Inc..........................................................    300    5,832
   *Shuffle Master, Inc.........................................................    400    7,068
  #*Shutterfly, Inc.............................................................    700   21,784
    Signet Jewelers, Ltd. ADR...................................................  2,200  107,294
    Sinclair Broadcast Group, Inc. Class A......................................  1,000   10,280
   *Sirius XM Radio, Inc........................................................  3,416    7,720
    Six Flags Entertainment Corp................................................  1,620   77,614
  #*Skechers U.S.A., Inc. Class A...............................................  1,300   24,271
    Skyline Corp................................................................    100      549
   *Smith & Wesson Holding Corp.................................................  1,382   11,402
   #Sonic Automotive, Inc. Class A..............................................  1,000   16,820
    Spartan Motors, Inc.........................................................    700    3,045
    Speedway Motorsports, Inc...................................................    114    1,945
    Stage Stores, Inc...........................................................    500    7,635
    Standard Motor Products, Inc................................................    500    7,535
   *Standard Pacific Corp.......................................................  5,143   26,024
   *Stanley Furniture Co., Inc..................................................    264    1,188
   #Staples, Inc................................................................ 17,376  267,590
    Starbucks Corp..............................................................  9,100  522,158
    Starwood Hotels & Resorts Worldwide, Inc....................................  2,355  139,416
   *Stein Mart, Inc.............................................................  1,000    6,420
   *Steiner Leisure, Ltd........................................................    252   11,834
   *Steinway Musical Instruments, Inc...........................................    108    2,723
   *Steven Madden, Ltd..........................................................    900   38,889
   *Stoneridge, Inc.............................................................    400    3,448
   #Strayer Education, Inc......................................................    203   20,032
   #Sturm Ruger & Co., Inc......................................................    300   17,121
   *Systemax, Inc...............................................................    600   10,302
  #*Talbots, Inc................................................................    293      867
    Target Corp.................................................................  6,900  399,786
   *Tempur-Pedic International, Inc.............................................    800   47,072
  #*Tesla Motors, Inc...........................................................  1,700   56,321
    Texas Roadhouse, Inc........................................................    819   14,128
   #Thor Industries, Inc........................................................  1,400   47,362
    Tiffany & Co................................................................  2,178  149,106
    Time Warner Cable, Inc......................................................  3,636  292,516
    Time Warner, Inc............................................................ 19,906  745,679
    TJX Cos., Inc. (The)........................................................  9,000  375,390
   *Toll Brothers, Inc..........................................................  3,000   76,200
   *Town Sports International Holdings, Inc.....................................    600    7,692
   #Tractor Supply Co...........................................................  1,200  118,092
   *Trans World Entertainment Corp..............................................  1,000    2,230
   *True Religion Apparel, Inc..................................................    667   18,116
   *TRW Automotive Holdings Corp................................................    600   27,426
   *Tuesday Morning Corp........................................................  1,000    4,040
    Tupperware Brands Corp......................................................  2,350  146,382
    Ulta Salon Cosmetics & Fragrance, Inc.......................................    900   79,362
  #*Under Armour, Inc. Class A..................................................    700   68,551
   *Unifi, Inc..................................................................    433    4,815
   *Universal Electronics, Inc..................................................    600   10,152
   *UQM Technologies, Inc.......................................................    500      640
   *Urban Outfitters, Inc.......................................................    800   23,168
   *US Auto Parts Network, Inc..................................................    600    2,172

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ -----------
Consumer Discretionary -- (Continued)
    V.F. Corp...................................................................  1,464 $   222,601
    Vail Resorts, Inc...........................................................    575      23,448
   *Valassis Communications, Inc................................................  1,465      29,300
   *Valuevision Media, Inc. Class A.............................................    600         972
    Viacom, Inc. Class A........................................................    400      20,260
    Viacom, Inc. Class B........................................................  4,000     185,560
   #Virgin Media, Inc...........................................................  2,707      66,484
   *Visteon Corp................................................................    300      15,051
  #*Vitamin Shoppe, Inc.........................................................    676      31,819
   *VOXX International Corp.....................................................    518       6,573
    Walt Disney Co. (The)....................................................... 23,614   1,018,000
  #*Warnaco Group, Inc. (The)...................................................  1,200      63,552
   #Washington Post Co. Class B.................................................    200      75,634
   #Weight Watchers International, Inc..........................................    800      60,768
    Wendy's Co. (The)........................................................... 10,827      52,727
   *West Marine, Inc............................................................    591       6,921
   *Wet Seal, Inc. Class A (The)................................................  2,500       8,225
    Whirlpool Corp..............................................................  2,300     147,246
    Wiley (John) & Sons, Inc. Class A...........................................  1,600      72,304
    Williams-Sonoma, Inc........................................................  3,817     147,680
  #*Winnebago Industries, Inc...................................................    398       3,880
    Wolverine World Wide, Inc...................................................  1,500      62,925
   #World Wrestling Entertainment, Inc. Class A.................................    600       4,728
    Wyndham Worldwide Corp......................................................  3,300     166,122
    Yum! Brands, Inc............................................................  2,137     155,424
  #*Zale Corp...................................................................    300         822
  #*Zumiez, Inc.................................................................    700      25,662
                                                                                        -----------
Total Consumer Discretionary....................................................         23,691,913
                                                                                        -----------
Consumer Staples -- (7.2%)
    Altria Group, Inc........................................................... 11,100     357,531
    Andersons, Inc. (The).......................................................    291      14,666
    Avon Products, Inc..........................................................  6,964     150,422
    B&G Foods, Inc..............................................................    200       4,448
    Brown-Forman Corp. Class B..................................................  1,300     112,255
   #Campbell Soup Co............................................................  3,865     130,753
    Casey's General Stores, Inc.................................................    600      33,810
    Church & Dwight Co., Inc....................................................  2,600     132,080
    Clorox Co. (The)............................................................  1,748     122,535
    Coca-Cola Bottling Co. Consolidated.........................................     49       3,143
    Coca-Cola Co. (The)......................................................... 15,065   1,149,761
    Coca-Cola Enterprises, Inc..................................................  6,013     181,112
    Colgate-Palmolive Co........................................................  5,874     581,174
    ConAgra Foods, Inc..........................................................  7,241     186,963
   *Constellation Brands, Inc. Class A..........................................  4,168      90,029
    Corn Products International, Inc............................................    100       5,706
    Costco Wholesale Corp.......................................................    900      79,353
   *Craft Brew Alliance, Inc....................................................    500       3,850
    CVS Caremark Corp........................................................... 24,267   1,082,794
   *Dean Foods Co...............................................................  9,842     120,860
    Dr. Pepper Snapple Group, Inc...............................................  3,600     146,088
   *Elizabeth Arden, Inc........................................................    600      23,388
   *Energizer Holdings, Inc.....................................................  1,128      80,460
    Estee Lauder Cos., Inc......................................................  3,800     248,330
    Flowers Foods, Inc..........................................................  4,800     102,960
    Fortune Brands, Inc.........................................................  2,650     150,467
  #*Fresh Market, Inc. (The)....................................................    335      17,142
    General Mills, Inc..........................................................  6,000     233,340
  #*Green Mountain Coffee Roasters, Inc.........................................  1,950      95,062
    H.J. Heinz Co...............................................................  2,800     149,268
   *Hain Celestial Group, Inc (The).............................................    328      15,514

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ -----------
Consumer Staples -- (Continued)
    Harris Teeter Supermarkets, Inc.............................................     90 $     3,417
    Herbalife, Ltd..............................................................  1,000      70,320
   #Hormel Foods Corp...........................................................  3,498     101,652
    Ingles Markets, Inc. Class A................................................    200       3,478
    Inter Parfums, Inc..........................................................    624       9,828
    J.M. Smucker Co.............................................................  2,839     226,070
    Kellogg Co..................................................................  3,200     161,824
    Kimberly-Clark Corp.........................................................  2,920     229,132
    Kraft Foods, Inc. Class A................................................... 20,857     831,569
    Kroger Co. (The)............................................................  5,400     125,658
   *Mannatech, Inc..............................................................     15          68
    McCormick & Co., Inc........................................................  1,531      85,598
   *Medifast, Inc...............................................................    200       3,844
    Molson Coors Brewing Co. Class B............................................  3,589     149,231
   *Monster Beverage Corp.......................................................    930      60,413
   #Nu Skin Enterprises, Inc. Class A...........................................    600      31,980
    Oil-Dri Corp. of America....................................................    202       4,274
   *Overhill Farms, Inc.........................................................    400       1,816
   *Pantry, Inc. (The)..........................................................    300       3,828
    PepsiCo, Inc................................................................ 15,535   1,025,310
    Philip Morris International, Inc............................................  9,100     814,541
   *Pilgrim's Pride Corp........................................................    300       2,142
   *Prestige Brands Holdings, Inc...............................................    900      15,291
    PriceSmart, Inc.............................................................    200      16,508
    Procter & Gamble Co. (The).................................................. 22,581   1,437,055
   *Ralcorp Holdings, Inc.......................................................     46       3,349
    Reliv' International, Inc...................................................    400         580
   *Revlon, Inc.................................................................    821      14,023
    Reynolds American, Inc......................................................  5,600     228,648
   #Safeway, Inc................................................................  9,882     200,901
    Sanderson Farms, Inc........................................................    200      10,322
    Sara Lee Corp...............................................................  7,678     169,223
   *Schiff Nutrition International, Inc.........................................    600       9,870
   *Smithfield Foods, Inc.......................................................  1,949      40,851
    Spartan Stores, Inc.........................................................    400       7,292
   *Spectrum Brands Holdings, Inc...............................................  1,361      46,968
   #SUPERVALU, Inc.............................................................. 11,018      65,447
   *Susser Holdings Corp........................................................    219       5,845
    Sysco Corp..................................................................  2,300      66,470
   #Tootsie Roll Industries, Inc................................................  1,264      30,096
   *United Natural Foods, Inc...................................................    554      27,307
  #*USANA Health Sciences, Inc..................................................    400      16,680
    Walgreen Co.................................................................  9,093     318,801
    Wal-Mart Stores, Inc........................................................ 21,704   1,278,583
    WD-40 Co....................................................................    300      13,524
    Weis Markets, Inc...........................................................    540      24,084
   #Whole Foods Market, Inc.....................................................  3,500     290,745
                                                                                        -----------
Total Consumer Staples..........................................................         14,089,720
                                                                                        -----------
Energy -- (10.8%)
    Alon USA Energy, Inc........................................................  1,500      13,560
  #*Alpha Natural Resources, Inc................................................  2,835      45,729
    Anadarko Petroleum Corp.....................................................  5,881     430,548
    Apache Corp.................................................................  4,307     413,214
  #*Approach Resources, Inc.....................................................  1,086      38,966
   #Arch Coal, Inc..............................................................  3,500      34,160
   *Atwood Oceanics, Inc........................................................  2,700     119,691
    Baker Hughes, Inc...........................................................  6,836     301,536
   *Basic Energy Services, Inc..................................................  1,000      14,400
   #Berry Petroleum Co. Class A.................................................  2,300     104,765
  #*Bill Barrett Corp...........................................................  2,201      52,780

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ ----------
Energy -- (Continued)
    Bolt Technology Corp........................................................    200 $    2,854
  #*BPZ Resources, Inc..........................................................  5,400     21,870
    Bristow Group, Inc..........................................................  1,400     68,390
    Cabot Oil & Gas Corp........................................................  5,400    189,756
   *Cal Dive International, Inc.................................................  3,800     14,706
   *Callon Petroleum Co.........................................................  1,000      5,810
   *Cameron International Corp..................................................  2,174    111,418
   #CARBO Ceramics, Inc.........................................................    700     58,863
  #*Carrizo Oil & Gas, Inc......................................................  1,000     28,040
  #*Cheniere Energy, Inc........................................................  1,506     27,575
   #Chesapeake Energy Corp......................................................  8,604    158,658
    Chevron Corp................................................................ 19,201  2,046,059
   *China Natural Gas, Inc......................................................    400        640
    Cimarex Energy Co...........................................................  2,058    142,228
  #*Clayton Williams Energy, Inc................................................    422     31,034
  #*Clean Energy Fuels Corp.....................................................  2,257     43,425
   *Cloud Peak Energy, Inc......................................................  2,240     34,474
   *Cobalt International Energy, Inc............................................  1,196     32,005
   *Comstock Resources, Inc.....................................................  1,693     29,746
   *Concho Resources, Inc.......................................................  2,700    289,386
    ConocoPhillips.............................................................. 11,800    845,234
   *Contango Oil & Gas Co.......................................................    600     32,556
  #*Continental Resources, Inc..................................................  1,100     98,175
   #Core Laboratories N.V.......................................................    405     55,477
   *CREDO Petroleum Corp........................................................    200      2,042
   *Crimson Exploration, Inc....................................................    104        567
    Crosstex Energy, Inc........................................................  2,100     31,290
   *CVR Energy, Inc.............................................................  2,897     87,953
   *Dawson Geophysical Co.......................................................    300      8,055
    Delek US Holdings, Inc......................................................  1,400     22,820
   *Denbury Resources, Inc......................................................  9,256    176,234
    Devon Energy Corp...........................................................  6,004    419,379
  .*DHT Holdings, Inc. (N18239146)..............................................     11      3,164
    DHT Holdings, Inc. (Y2065G105)..............................................  2,900      2,320
   #Diamond Offshore Drilling, Inc..............................................  2,584    177,133
   *Double Eagle Petroleum Co...................................................    400      2,196
   *Dresser-Rand Group, Inc.....................................................  2,700    131,436
  #*Dril-Quip, Inc..............................................................  1,320     88,955
    El Paso Corp................................................................  8,513    252,581
  #*Endeavour International Corp................................................  1,175     14,664
    Energen Corp................................................................  2,448    128,226
   *Energy Partners, Ltd........................................................  1,400     22,792
   *Energy XXI (Bermuda), Ltd...................................................  1,517     57,161
   *ENGlobal Corp...............................................................    600      1,200
    EOG Resources, Inc..........................................................  4,864    534,116
    EQT Corp....................................................................  2,200    109,582
   *Evolution Petroleum Corp....................................................    400      3,536
   #EXCO Resources, Inc.........................................................  1,900     13,946
   *Exterran Holdings, Inc......................................................  2,300     31,073
    Exxon Mobil Corp............................................................ 33,854  2,922,954
   *FMC Technologies, Inc.......................................................  3,900    183,300
  #*Forest Oil Corp.............................................................  3,301     43,969
   *FX Energy, Inc..............................................................    600      3,408
   *Geokinetics, Inc............................................................    400        708
   *GeoMet, Inc.................................................................    348        181
   *GeoResources, Inc...........................................................    909     34,278
  #*GMX Resources, Inc..........................................................  2,387      3,270
   *Green Plains Renewable Energy, Inc..........................................    918      7,335
    Gulf Island Fabrication, Inc................................................    600     16,812
   *Gulfmark Offshore, Inc. Class A.............................................  1,100     52,987
   *Gulfport Energy Corp........................................................  2,000     52,420

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ ----------
Energy -- (Continued)
  #*Halcon Resources Corp.......................................................    133 $    1,452
    Halliburton Co..............................................................  8,657    296,243
  #*Harvest Natural Resources, Inc..............................................  1,100      7,568
   *Helix Energy Solutions Group, Inc...........................................  4,600     93,886
    Helmerich & Payne, Inc......................................................  3,100    159,309
   *Hercules Offshore, Inc......................................................  5,300     26,924
    Hess Corp...................................................................  3,465    180,665
   *HKN, Inc....................................................................    349        796
   *HollyFrontier Corp..........................................................  3,338    102,877
   *Hornbeck Offshore Services, Inc.............................................  1,252     52,121
  #*Houston American Energy Corp................................................    500      1,155
   *ION Geophysical Corp........................................................  4,900     30,527
  #*James River Coal Co.........................................................  1,300      6,448
   *Key Energy Services, Inc....................................................  5,027     63,642
  #*Kinder Morgan, Inc..........................................................  2,200     78,980
  #*Kodiak Oil & Gas Corp.......................................................  1,417     12,540
   *Lone Pine Resources, Inc....................................................  1,474      8,785
   #Lufkin Industries, Inc......................................................  1,200     92,208
  #*Magnum Hunter Resources Corp................................................  3,583     22,250
    Marathon Oil Corp........................................................... 11,243    329,870
    Marathon Petroleum Corp.....................................................  4,458    185,497
   *Matrix Service Co...........................................................    900     12,285
   *McDermott International, Inc................................................  4,813     54,387
  #*McMoran Exploration Co......................................................  5,350     47,080
   *Mitcham Industries, Inc.....................................................    400      9,504
    Murphy Oil Corp.............................................................  4,529    248,959
   *Nabors Industries, Ltd......................................................  7,100    118,215
    National Oilwell Varco, Inc.................................................  5,192    393,346
   *Natural Gas Services Group, Inc.............................................    400      5,216
   *Newfield Exploration Co.....................................................  2,100     75,390
   *Newpark Resources, Inc......................................................  4,100     26,076
    Noble Corp..................................................................  8,480    322,749
    Noble Energy, Inc...........................................................  2,222    220,689
   *Northern Oil & Gas, Inc.....................................................  2,206     42,863
  #*Oasis Petroleum, Inc........................................................  2,151     71,134
    Occidental Petroleum Corp...................................................  7,989    728,757
    Oceaneering International, Inc..............................................  3,400    175,542
   *Oil States International, Inc...............................................  1,578    125,577
   #Overseas Shipholding Group, Inc.............................................    800      9,360
   *OYO Geospace Corp...........................................................    200     23,044
    Panhandle Oil & Gas, Inc. Class A...........................................    200      5,510
   *Parker Drilling Co..........................................................  4,100     21,197
  #*Patriot Coal Corp...........................................................  2,600     15,158
    Patterson-UTI Energy, Inc...................................................  5,600     90,552
    Peabody Energy Corp.........................................................  1,200     37,332
    Penn Virginia Corp..........................................................    950      4,864
   *Petroleum Development Corp..................................................    837     28,784
  #*PetroQuest Energy, Inc......................................................  2,500     15,100
   *PHI, Inc....................................................................    505     13,448
   *Pioneer Drilling Co.........................................................  2,600     20,488
   #Pioneer Natural Resources Co................................................  2,109    244,264
   *Plains Exploration & Production Co..........................................  4,510    184,234
    QEP Resources, Inc..........................................................  5,000    154,050
  #*Quicksilver Resources, Inc..................................................  3,982     18,715
    Range Resources Corp........................................................  2,900    193,314
   *Rex Energy Corp.............................................................  2,000     21,020
   *Rosetta Resources, Inc......................................................  1,900     95,513
   *Rowan Cos., Inc.............................................................  3,887    134,218
   #RPC, Inc....................................................................  5,625     58,162
  #*SandRidge Energy, Inc....................................................... 11,599     92,676
    Schlumberger, Ltd........................................................... 16,550  1,227,017

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ -----------
Energy -- (Continued)
   *SEACOR Holdings, Inc........................................................    900 $    83,637
   *SemGroup Corp. Class A......................................................  1,268      40,322
    Ship Finance International, Ltd.............................................  1,733      24,002
    SM Energy Co................................................................  1,900     125,609
   *Southwestern Energy Co......................................................  4,164     131,499
    Spectra Energy Corp.........................................................  6,400     196,736
   *Stone Energy Corp...........................................................  1,800      50,490
    Sunoco, Inc.................................................................  2,023      99,714
   *Superior Energy Services, Inc...............................................  5,846     157,374
   *Swift Energy Co.............................................................  1,600      48,400
   *Targa Resources Corp........................................................    187       8,993
    Teekay Corp.................................................................  2,863     103,354
   *Tesco Corp..................................................................    885      14,452
   *TETRA Technologies, Inc.....................................................  2,500      21,775
   *TGC Industries, Inc.........................................................    662       7,548
    Tidewater, Inc..............................................................  1,901     104,612
    Transocean, Ltd.............................................................  1,318      66,414
   *Triangle Petroleum Corp.....................................................  1,300       8,463
   *Tri-Valley Corp.............................................................    700          97
   *Ultra Petroleum Corp........................................................  1,500      29,640
   *Union Drilling, Inc.........................................................  1,000       5,570
   *Unit Corp...................................................................  2,069      87,415
   *Uranium Energy Corp.........................................................    800       2,360
  #*USEC, Inc...................................................................  2,251       1,894
   *VAALCO Energy, Inc..........................................................  2,200      19,954
   *Venoco, Inc.................................................................    668       7,421
  #*Verenium Corp...............................................................    300       1,296
   #W&T Offshore, Inc...........................................................  2,546      50,334
   *Warren Resources, Inc.......................................................  2,000       6,180
   *Weatherford International, Ltd.............................................. 20,682     295,132
    Western Refining, Inc.......................................................  3,300      62,865
   *Westmoreland Coal Co........................................................    400       4,036
   *Whiting Petroleum Corp......................................................  2,900     165,880
   *Willbros Group, Inc.........................................................    800       4,320
   *Williams Cos., Inc. (The)...................................................  4,600     156,538
   #World Fuel Services Corp....................................................  2,573     113,366
  #*WPX Energy, Inc.............................................................  1,433      25,178
  #*ZaZa Energy Corp............................................................    448       2,141
                                                                                        -----------
Total Energy....................................................................         21,056,314
                                                                                        -----------
Financials -- (12.7%)
    1st Source Corp.............................................................    500      11,345
   *1st United Bancorp, Inc.....................................................    156         945
   *21st Century Holding Co.....................................................    200         882
    ACE, Ltd....................................................................  4,121     313,072
   *Affiliated Managers Group, Inc..............................................    400      45,448
   *Affirmative Insurance Holdings, Inc.........................................    100          50
    Aflac, Inc..................................................................  5,379     242,270
   *Allegheny Corp..............................................................    208      71,323
    Allied World Assurance Co. Holdings AG......................................    622      44,759
    Allstate Corp. (The)........................................................  7,899     263,274
    Alterra Capital Holdings, Ltd...............................................  2,346      56,140
   *Altisource Portfolio Solutions SA...........................................    500      29,915
   *American Capital, Ltd.......................................................  1,600      15,888
    American Equity Investment Life Holding Co..................................  1,358      16,649
    American Express Co.........................................................  8,000     481,680
    American Financial Group, Inc...............................................  2,414      93,953
   *American International Group, Inc...........................................    688      23,413
    American National Insurance Co..............................................    600      42,120
   *American Safety Insurance Holdings, Ltd.....................................    200       3,786
    Ameriprise Financial, Inc...................................................  1,506      81,640

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES    VALUE+
                                                                                 ------- ----------
Financials -- (Continued)
  #*Ameris Bancorp..............................................................     331 $    4,104
   *AMERISAFE, Inc..............................................................     500     13,360
   #AmTrust Financial Services, Inc.............................................   1,311     35,712
   *Aon P.L.C...................................................................   2,159    111,836
   *Arch Capital Group, Ltd.....................................................   3,000    117,840
    Argo Group International Holdings, Ltd......................................     601     17,345
    Arrow Financial Corp........................................................     218      5,219
    Aspen Insurance Holdings, Ltd...............................................   1,512     42,820
    Associated Banc-Corp........................................................   3,427     45,682
    Assurant, Inc...............................................................   1,600     64,544
    Assured Guaranty, Ltd.......................................................   3,300     46,794
    Astoria Financial Corp......................................................   2,101     20,359
   *Atlantic Coast Financial Corp...............................................      39         82
    Axis Capital Holdings, Ltd..................................................   2,000     68,040
    Baldwin & Lyons, Inc. Class B...............................................     106      2,308
   #Bancfirst Corp..............................................................     414     17,264
   *Bancorp, Inc................................................................     500      5,135
    BancorpSouth, Inc...........................................................   2,113     28,462
   *BancTrust Financial Group, Inc..............................................     200        422
    Bank Mutual Corp............................................................     600      2,340
    Bank of America Corp........................................................ 128,577  1,042,759
    Bank of Hawaii Corp.........................................................     900     44,001
    Bank of Montreal............................................................     282     16,742
    Bank of New York Mellon Corp. (The).........................................  14,075    332,874
    Bank of the Ozarks, Inc.....................................................     600     18,540
   *BankAtlantic Bancorp, Inc. Class A..........................................     166        931
    BankFinancial Corp..........................................................     500      3,330
    Banner Corp.................................................................     368      8,078
   #BB&T Corp...................................................................   5,805    185,992
   *BBCN Bancorp, Inc...........................................................   1,453     15,954
   *Beneficial Mutual Bancorp, Inc..............................................   1,315     11,401
    Berkshire Hills Bancorp, Inc................................................     517     11,731
   #BGC Partners, Inc. Class A..................................................     800      5,576
    BlackRock, Inc..............................................................     720    137,938
   *BofI Holding, Inc...........................................................     243      4,318
    BOK Financial Corp..........................................................     638     36,385
    Boston Private Financial Holdings, Inc......................................   2,000     18,640
    Brookline Bancorp, Inc......................................................   1,138     10,219
    Brown & Brown, Inc..........................................................   2,100     56,637
    Bryn Mawr Bank Corp.........................................................      65      1,397
    Calamos Asset Management, Inc...............................................     500      6,460
    Camden National Corp........................................................     200      6,504
   #Capital City Bank Group, Inc................................................     200      1,670
    Capital One Financial Corp..................................................   5,596    310,466
    CapitalSource, Inc..........................................................   7,360     47,472
    Capitol Federal Financial, Inc..............................................   4,696     55,460
    Cardinal Financial Corp.....................................................     600      7,242
    Cash America International, Inc.............................................     700     32,725
    Cathay General Bancorp......................................................   1,800     30,996
   #CBOE Holdings, Inc..........................................................     978     25,858
   *CBRE Group, Inc. Class A....................................................   4,003     75,296
    Center Bancorp, Inc.........................................................     336      3,552
    Centerstate Banks, Inc......................................................     500      4,020
   *Central Pacific Financial Corp..............................................      32        455
   #Charles Schwab Corp. (The)..................................................   5,616     80,309
    Chemical Financial Corp.....................................................     620     13,683
    Chubb Corp. (The)...........................................................   3,100    226,517
    Cincinnati Financial Corp...................................................   2,612     93,039
   *CIT Group, Inc..............................................................   3,603    136,374
    Citigroup, Inc..............................................................  31,860  1,052,654
   *Citizens, Inc...............................................................   1,100     10,571

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Financials -- (Continued)
   #City Holding Co.............................................................   300  $ 10,005
   #City National Corp..........................................................   800    42,608
    Clifton Savings Bancorp, Inc................................................   300     3,066
    CME Group, Inc..............................................................   200    53,164
    CNA Financial Corp.......................................................... 2,800    85,736
    CNB Financial Corp..........................................................   200     3,288
   *CNO Financial Group, Inc.................................................... 7,390    53,725
    CoBiz Financial, Inc........................................................   800     5,000
   #Cohen & Steers, Inc.........................................................   402    14,166
    Columbia Banking System, Inc................................................   863    17,683
    Comerica, Inc............................................................... 5,293   169,482
    Commerce Bancshares, Inc.................................................... 2,894   116,049
    Community Bank System, Inc..................................................   803    22,580
    Community Trust Bancorp, Inc................................................   357    11,406
  #*CompuCredit Holdings Corp...................................................   318     1,752
   *Cowen Group, Inc. Class A...................................................   800     2,016
    Crawford & Co. Class B......................................................   200       954
   *Credit Acceptance Corp......................................................   700    65,821
    Cullen Frost Bankers, Inc................................................... 1,000    58,960
   #CVB Financial Corp.......................................................... 2,300    26,611
    Delphi Financial Group, Inc. Class A........................................   900    40,878
   *DFC Global Corp............................................................. 1,315    22,986
    Dime Community Bancshares, Inc..............................................   700     9,702
    Discover Financial Services................................................. 3,053   103,497
    Donegal Group, Inc. Class A.................................................   500     6,810
   *Doral Financial Corp........................................................ 1,100     2,013
    Duff & Phelps Corp..........................................................   483     7,680
    East West Bancorp, Inc...................................................... 3,500    79,695
    Eastern Insurance Holdings, Inc.............................................   200     3,060
   #Eaton Vance Corp............................................................   800    21,040
    Edelman Financial Group, Inc................................................   800     7,064
   *eHealth, Inc................................................................   500     8,860
    EMC Insurance Group, Inc....................................................   300     5,931
    Employers Holdings, Inc.....................................................   800    13,856
   *Encore Bancshares, Inc......................................................   200     4,102
    Endurance Specialty Holdings, Ltd...........................................   922    37,046
   *Enstar Group, Ltd...........................................................   300    28,251
    Enterprise Financial Services Corp..........................................   430     5,199
    Epoch Holding Corp..........................................................   400    10,800
    Erie Indemnity Co...........................................................   600    46,140
    ESSA Bancorp, Inc...........................................................   400     3,900
    Evercore Partners, Inc......................................................   600    15,858
    Everest Re Group, Ltd....................................................... 1,100   109,010
   *EZCORP, Inc................................................................. 1,100    29,469
    FBL Financial Group, Inc. Class A...........................................   800    23,296
    Federal Agricultural Mortgage Corp. Class C.................................   301     6,881
   #Federated Investors, Inc....................................................   900    19,872
    Fidelity National Financial, Inc. Class A................................... 4,800    92,496
    Fifth Third Bancorp......................................................... 7,949   113,114
    Financial Institutions, Inc.................................................   300     5,076
   *First Acceptance Corp....................................................... 1,000     1,540
    First American Financial Corp...............................................   643    10,770
   *First BanCorp...............................................................   500     2,130
    First Bancorp...............................................................   200     2,004
    First Busey Corp............................................................ 1,216     5,642
   *First California Financial Group, Inc.......................................   265     1,447
   *First Cash Financial Services, Inc..........................................   600    24,576
    First Commonwealth Financial Corp........................................... 1,200     7,716
    First Community Bancshares, Inc.............................................   400     5,356
    First Defiance Financial Corp...............................................   200     3,436
    First Financial Bancorp..................................................... 2,107    35,419

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE+
                                                                                 ------ --------
Financials -- (Continued)
   #First Financial Bankshares, Inc.............................................    550 $ 18,612
    First Financial Corp........................................................    259    7,770
    First Financial Holdings, Inc...............................................    300    3,462
   *First Financial Northwest, Inc..............................................    400    3,180
    First Horizon National Corp.................................................    252    2,313
    First Interstate BancSystem, Inc............................................    286    4,030
    First Merchants Corp........................................................    466    5,746
    First Midwest Bancorp, Inc..................................................  1,600   17,040
    First Niagara Financial Group, Inc..........................................  6,394   57,162
    First Pactrust Bancorp, Inc.................................................    350    3,847
   *First Place Financial Corp..................................................    400      260
   *First Republic Bank.........................................................    107    3,534
   *First South Bancorp, Inc....................................................    200      862
    FirstMerit Corp.............................................................  3,224   54,163
    Flagstone Reinsurance Holdings SA...........................................  1,399   10,493
    Flushing Financial Corp.....................................................    600    7,818
    FNB Corp....................................................................  3,125   35,469
  #*Forest City Enterprises, Inc................................................  3,608   57,548
    Fox Chase Bancorp, Inc......................................................     47      598
    Franklin Resources, Inc.....................................................  1,300  163,163
    Fulton Financial Corp.......................................................  4,898   51,380
  #*FXCM, Inc...................................................................     33      382
    Gallagher (Arthur J.) & Co..................................................  2,200   82,632
    GAMCO Investors, Inc........................................................    100    4,506
   *Genworth Financial, Inc. Class A............................................ 14,599   87,740
   #German American Bancorp, Inc................................................    200    3,808
    GFI Group, Inc..............................................................  2,525    8,332
    Glacier Bancorp, Inc........................................................  1,533   22,842
   *Gleacher & Co., Inc.........................................................  1,106    1,150
   *Global Indemnity P.L.C......................................................    450    8,105
    Goldman Sachs Group, Inc. (The).............................................  5,282  608,222
    Great Southern Bancorp, Inc.................................................    300    7,212
  #*Green Dot Corp. Class A.....................................................    301    7,943
   *Greene Bancshares, Inc......................................................    201      332
   #Greenhill & Co., Inc........................................................    566   21,989
   *Greenlight Capital Re, Ltd. Class A.........................................  1,100   27,390
   *Guaranty Bancorp............................................................    600    1,170
   *Hallmark Financial Services, Inc............................................    500    3,760
    Hampden Bancorp, Inc........................................................    100    1,240
    Hancock Holding Co..........................................................  1,154   37,136
   *Hanmi Financial Corp........................................................    138    1,439
    Hanover Insurance Group, Inc. (The).........................................    909   36,687
    Harleysville Group, Inc.....................................................    652   39,081
   *Harris & Harris Group, Inc..................................................  1,200    4,836
    Hartford Financial Services Group, Inc......................................  9,350  192,142
    HCC Insurance Holdings, Inc.................................................  2,600   83,096
    Heartland Financial USA, Inc................................................    361    6,686
  #*Heritage Commerce Corp......................................................    241    1,624
    Heritage Financial Group, Inc...............................................    167    1,882
   *HFF, Inc....................................................................    933   15,245
   *Hilltop Holdings, Inc.......................................................    911    7,224
   *Home Bancorp, Inc...........................................................    196    3,403
    Home BancShares, Inc........................................................    668   19,466
    Home Federal Bancorp, Inc...................................................    290    2,839
    Horace Mann Educators Corp..................................................    972   17,059
   *Hudson City Bancorp, Inc....................................................     17      120
    Hudson Valley Holding Corp..................................................    261    4,784
    Huntington Bancshares, Inc..................................................  1,240    8,296
    IBERIABANK Corp.............................................................    605   30,897
    Independence Holding Co.....................................................    330    3,508
    Independent Bank Corp.......................................................    400   11,228

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ ----------
Financials -- (Continued)
    Interactive Brokers Group, Inc. Class A.....................................  1,200 $   18,204
   *IntercontinentalExchange, Inc...............................................    700     93,128
    International Bancshares Corp...............................................  1,700     33,541
   *INTL. FCStone, Inc..........................................................    459      9,868
    Invesco, Ltd................................................................  9,915    246,289
   *Investment Technology Group, Inc............................................  1,000     10,200
   *Investors Bancorp, Inc......................................................  2,458     37,952
   *Janus Capital Group, Inc....................................................  5,134     38,916
    Jefferies Group, Inc........................................................  2,500     39,825
    JMP Group, Inc..............................................................    400      2,964
    Jones Lang LaSalle, Inc.....................................................  1,200     95,928
    JPMorgan Chase & Co......................................................... 51,554  2,215,791
    Kaiser Federal Financial Group, Inc.........................................    100      1,399
    KBW, Inc....................................................................    600     10,224
    Kearny Financial Corp.......................................................    900      8,730
    Kemper Corp.................................................................  1,752     52,542
    Kennedy-Wilson Holdings, Inc................................................  1,395     19,614
    KeyCorp..................................................................... 19,769    158,943
   *Knight Capital Group, Inc...................................................  2,100     27,594
    Lakeland Bancorp, Inc.......................................................    551      5,036
    Lakeland Financial Corp.....................................................    500     13,020
    Legg Mason, Inc.............................................................  5,690    148,338
    Leucadia National Corp......................................................  2,399     59,639
    Life Partners Holdings, Inc.................................................    313        851
    Lincoln National Corp.......................................................  3,900     96,603
   *LPL Investment Holdings, Inc................................................  1,011     36,285
    M&T Bank Corp...............................................................  2,878    248,285
    Maiden Holdings, Ltd........................................................    450      3,735
    MainSource Financial Group, Inc.............................................    200      2,338
   *Markel Corp.................................................................    200     88,056
    MarketAxess Holdings, Inc...................................................    800     27,448
    Marlin Business Services Corp...............................................    300      4,404
    Marsh & McLennan Cos., Inc..................................................  4,200    140,490
   *Maui Land & Pineapple Co., Inc..............................................    400      1,580
    MB Financial, Inc...........................................................  1,200     24,804
  #*MBIA, Inc...................................................................  4,900     49,392
   *MBT Financial Corp..........................................................    300        912
    MCG Capital Corp............................................................    300      1,257
    Meadowbrook Insurance Group, Inc............................................  1,600     14,128
    Medallion Financial Corp....................................................    600      6,558
    Mercury General Corp........................................................  1,700     76,823
   *Meridian Interstate Bancorp, Inc............................................    478      6,405
    MetLife, Inc................................................................ 15,210    548,016
   *Metro Bancorp, Inc..........................................................    400      4,628
   *MGIC Investment Corp........................................................  3,266     11,300
    Montpelier Re Holdings, Ltd.................................................  1,800     36,936
    Moody's Corp................................................................  1,797     73,587
    Morgan Stanley.............................................................. 17,908    309,450
  #*MSCI, Inc...................................................................  1,326     48,518
   *NASDAQ OMX Group, Inc. (The)................................................  1,400     34,398
   *National Financial Partners Corp............................................  1,000     14,750
    National Interstate Corp....................................................    500     12,000
    National Penn Bancshares, Inc...............................................  3,314     30,555
   *Navigators Group, Inc. (The)................................................    400     19,000
    NBT Bancorp, Inc............................................................    733     15,063
    Nelnet, Inc. Class A........................................................  1,100     28,402
   *Netspend Holdings, Inc......................................................      5         38
   #New York Community Bancorp, Inc.............................................  4,800     64,752
   *NewBridge Bancorp...........................................................    300      1,308
   *NewStar Financial, Inc......................................................  1,100     13,057
    Northeast Community Bancorp, Inc............................................    300      1,749

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Financials -- (Continued)
   #Northern Trust Corp..................................... 8,304  $395,187
    Northfield Bancorp, Inc................................. 1,000    13,960
    Northwest Bancshares, Inc............................... 2,550    31,416
    NYSE Euronext...........................................   346     8,910
    OceanFirst Financial Corp...............................   225     3,278
   *Ocwen Financial Corp.................................... 2,349    35,024
    Old National Bancorp.................................... 2,000    25,640
    Old Republic International Corp......................... 3,585    35,671
   *Old Second Bancorp, Inc.................................   300       489
   *OmniAmerican Bancorp, Inc...............................   138     2,767
    OneBeacon Insurance Group, Ltd. Class A.................   600     8,538
    Oriental Financial Group, Inc...........................   500     5,910
    Oritani Financial Corp.................................. 1,050    15,561
  #*Pacific Capital Bancorp.................................   192     8,746
    Pacific Continental Corp................................   400     3,556
    PacWest Bancorp.........................................   800    19,056
   #Park National Corp......................................   400    26,900
    PartnerRe, Ltd.......................................... 1,500   104,430
  #*Penson Worldwide, Inc...................................   700       341
    Peoples Bancorp, Inc....................................   300     5,517
   *PHH Corp................................................ 1,400    21,700
   *Phoenix Cos., Inc. (The)................................ 2,600     5,460
   *PICO Holdings, Inc......................................   400     9,604
   *Pinnacle Financial Partners, Inc........................   800    14,640
   *Piper Jaffray Cos., Inc.................................   400     9,700
    Platinum Underwriters Holdings, Ltd..................... 1,100    40,282
    PNC Financial Services Group, Inc....................... 5,751   381,406
   *Popular, Inc............................................ 4,383     7,802
    Presidential Life Corp..................................   100     1,158
    Primerica, Inc..........................................   937    24,578
   *Primus Guaranty, Ltd....................................   500     3,350
    Principal Financial Group, Inc.......................... 5,426   150,137
    PrivateBancorp, Inc..................................... 1,465    23,044
    ProAssurance Corp.......................................   700    61,663
   #Progressive Corp........................................ 4,390    93,507
    Prosperity Bancshares, Inc.............................. 1,500    69,975
    Protective Life Corp.................................... 2,079    60,832
    Provident Financial Services, Inc....................... 1,157    17,008
    Provident New York Bancorp.............................. 1,000     8,440
    Prudential Financial, Inc............................... 6,300   381,402
   #Radian Group, Inc....................................... 1,600     4,992
    Raymond James Financial, Inc............................ 1,615    59,141
    Regions Financial Corp.................................. 8,722    58,786
    Reinsurance Group of America, Inc....................... 1,192    69,303
    RenaissanceRe Holdings, Ltd.............................   800    62,448
    Renasant Corp...........................................   600     9,600
    Republic Bancorp, Inc. Class A..........................   238     5,600
   *Republic First Bancorp, Inc.............................   300       648
    Resource America, Inc. Class A..........................   300     2,097
   *Riverview Bancorp, Inc..................................   100       175
    RLI Corp................................................   640    44,083
    Rockville Financial, Inc................................   606     7,096
   *Rodman & Renshaw Capital Group, Inc.....................   700       511
    Roma Financial Corp.....................................   600     5,664
    S&T Bancorp, Inc........................................   704    13,179
    S.Y. Bancorp, Inc.......................................   207     4,802
   *Safeguard Scientifics, Inc..............................   400     6,544
    Safety Insurance Group, Inc.............................   300    11,955
    Sandy Spring Bancorp, Inc...............................   600    10,806
    SCBT Financial Corp.....................................   300    10,317
    SeaBright Holdings, Inc.................................   700     6,293

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Financials -- (Continued)
   *Seacoast Banking Corp. of Florida.......................     92 $    149
    SEI Investments Co......................................  1,970   39,774
    Selective Insurance Group, Inc..........................  1,243   21,740
   *Signature Bank..........................................    800   52,552
    Simmons First National Corp. Class A....................    500   12,170
   *Southern Community Financial Corp.......................    300      840
    Southside Bancshares, Inc...............................    361    7,368
   *Southwest Bancorp, Inc..................................    200    1,818
  #*St. Joe Co. (The).......................................  1,200   21,396
    StanCorp Financial Group, Inc...........................  1,367   52,465
    State Auto Financial Corp...............................    800   11,464
    State Street Corp.......................................  9,600  443,712
    StellarOne Corp.........................................    500    6,255
    Sterling Bancorp........................................    500    4,755
   #Stewart Information Services Corp.......................    500    7,360
  #*Stifel Financial Corp...................................  1,416   51,571
  #*Suffolk Bancorp.........................................    100    1,188
   *Sun Bancorp, Inc........................................    210      607
    SunTrust Banks, Inc.....................................  4,780  116,058
    Susquehanna Bancshares, Inc.............................  3,614   37,481
   *SVB Financial Group.....................................    800   51,272
    SWS Group, Inc..........................................    700    3,948
    Symetra Financial Corp..................................    412    5,010
    Synovus Financial Corp..................................  2,061    4,328
    T. Rowe Price Group, Inc................................  1,500   94,672
   *Taylor Capital Group, Inc...............................    382    5,317
    TCF Financial Corp......................................  2,835   32,517
   #TD Ameritrade Holding Corp..............................  2,440   45,848
    Territorial Bancorp, Inc................................    368    7,993
  #*Texas Capital Bancshares, Inc...........................    700   26,397
   *TFS Financial Corp......................................  2,609   25,646
    Thomas Properties Group, Inc............................    667    3,255
   *TIB Financial Corp......................................     11      153
   #Tompkins Financial Corp.................................    220    8,327
    Torchmark Corp..........................................  1,050   51,146
    Tower Group, Inc........................................    800   17,264
   #TowneBank...............................................    300    3,906
    Travelers Cos., Inc. (The)..............................  5,800  373,056
   *Tree.com, Inc...........................................     63      504
    TriCo Bancshares........................................    400    6,576
    TrustCo Bank Corp.......................................  1,858   10,163
    Trustmark Corp..........................................  1,995   50,773
    U.S. Bancorp............................................ 22,168  713,145
    UMB Financial Corp......................................    830   39,882
    Umpqua Holdings Corp....................................  2,405   31,842
   #United Bankshares, Inc..................................  1,040   27,487
   *United Community Banks, Inc.............................    183    1,722
    United Financial Bancorp, Inc...........................    400    6,416
    United Fire Group, Inc..................................    600   10,332
    Universal Insurance Holdings, Inc.......................  1,000    4,140
    Univest Corp. of Pennsylvania...........................    228    3,671
    Unum Group..............................................  7,000  166,180
    Validus Holdings, Ltd...................................  2,156   70,070
   #Valley National Bancorp.................................  3,018   38,027
    ViewPoint Financial Group, Inc..........................    777   12,362
   *Virginia Commerce Bancorp, Inc..........................    649    5,082
   *Virtus Investment Partners, Inc.........................    105    8,862
    Waddell & Reed Financial, Inc...........................    700   22,386
    Washington Banking Co...................................    400    5,576
    Washington Federal, Inc.................................  2,713   47,586
    Washington Trust Bancorp, Inc...........................    300    7,101

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
   *Waterstone Financial, Inc...............................    700 $     2,205
    Webster Financial Corp..................................  1,800      40,914
    Wells Fargo & Co........................................ 88,485   2,958,054
    WesBanco, Inc...........................................    400       8,192
    West Bancorporation, Inc................................    300       2,880
   *West Coast Bancorp......................................    159       3,107
   #Westamerica Bancorporation..............................    618      28,348
   *Western Alliance Bancorp................................  1,555      13,653
    Westfield Financial, Inc................................    600       4,482
    Westwood Holdings Group, Inc............................     71       2,611
    Willis Group Holdings P.L.C.............................  1,255      45,757
   *Wilshire Bancorp, Inc...................................    600       3,216
   #Wintrust Financial Corp.................................    701      25,327
   *World Acceptance Corp...................................    400      26,604
    WR Berkley Corp.........................................  1,600      60,256
    WSFS Financial Corp.....................................     82       3,273
    XL Group P.L.C..........................................  9,010     193,805
   *Yadkin Valley Financial Corp............................    200         652
   #Zions Bancorporation....................................  3,195      65,146
   *ZipRealty, Inc..........................................    700         952
                                                                    -----------
Total Financials............................................         24,762,827
                                                                    -----------
Health Care -- (10.1%)
   *Abaxis, Inc.............................................    400      14,248
    Abbott Laboratories..................................... 11,400     707,484
   *ABIOMED, Inc............................................    800      19,464
   *Accuray, Inc............................................  1,538      11,843
   *Acorda Therapeutics, Inc................................     11         278
    Aetna, Inc..............................................  6,300     277,452
   *Affymax, Inc............................................    900      11,799
   *Affymetrix, Inc.........................................    800       3,536
    Agilent Technologies, Inc...............................  3,800     160,284
   *Air Methods Corp........................................    500      42,055
   *Alere, Inc..............................................  1,940      46,347
   *Align Technology, Inc...................................  1,878      59,551
   *Alkermes P.L.C..........................................    327       5,657
    Allergan, Inc...........................................  4,600     441,600
   *Allscripts Healthcare Solutions, Inc....................  4,740      52,519
   *Alphatec Holdings, Inc..................................  1,200       2,616
   *Amedisys, Inc...........................................    400       5,892
  #*AMERIGROUP Corp.........................................  1,200      74,112
    AmerisourceBergen Corp..................................    500      18,605
    Amgen, Inc..............................................  2,100     149,331
   *AMN Healthcare Services, Inc............................    628       4,214
   *Amsurg Corp.............................................    879      25,280
  #*Amylin Pharmaceuticals, Inc.............................    277       7,177
    Analogic Corp...........................................    500      34,105
   *AngioDynamics, Inc......................................    977      12,095
   *Anika Therapeutics, Inc.................................    280       4,777
   *Ariad Pharmaceuticals, Inc..............................  2,271      37,017
   *ArthroCare Corp.........................................    448      11,182
    Assisted Living Concepts, Inc...........................     86       1,540
  #*athenahealth, Inc.......................................    765      55,424
   *AtriCure, Inc...........................................    100         820
   *AVEO Pharmaceuticals, Inc...............................    842       9,683
    Bard (C.R.), Inc........................................    568      56,209
    Baxter International, Inc...............................  4,200     232,722
    Becton Dickinson & Co...................................  2,100     164,745
   *BioClinica, Inc.........................................    200       1,162
   *BioCryst Pharmaceuticals, Inc...........................    600       2,172
   *Biogen Idec, Inc........................................  2,800     375,228

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Health Care -- (Continued)
  #*Bio-Reference Labs, Inc.................................  1,000 $ 21,320
   *BioScrip, Inc...........................................  2,394   17,740
   *Boston Scientific Corp.................................. 44,375  277,788
  #*Bovie Medical Corp......................................    300      828
    Bristol-Myers Squibb Co................................. 17,431  581,672
   *Brookdale Senior Living, Inc............................  4,214   80,108
   *Cambrex Corp............................................    713    4,620
    Cantel Medical Corp.....................................     46    1,080
   *Capital Senior Living Corp..............................  1,099   10,649
    Cardinal Health, Inc....................................  3,300  139,491
   *Cardium Therapeutics, Inc...............................    250       57
   *CareFusion Corp.........................................  5,613  145,433
   *Catalyst Health Solutions, Inc..........................    900   77,733
   *Celgene Corp............................................  3,400  247,928
   *Celldex Therapeutics, Inc...............................  1,099    5,011
  #*Centene Corp............................................  1,600   63,344
  #*Cepheid, Inc............................................  1,000   38,410
   *Cerner Corp.............................................  1,111   90,091
   *Charles River Laboratories International, Inc...........     17      604
   #Chemed Corp.............................................    700   42,238
    Cigna Corp..............................................  4,697  217,142
   *Codexis, Inc............................................    651    2,357
   *Community Health Systems, Inc...........................  3,228   78,570
    Computer Programs & Systems, Inc........................    184   10,965
   *Conceptus, Inc..........................................  1,139   21,379
    CONMED Corp.............................................    904   25,845
    Cooper Cos., Inc. (The).................................  1,804  159,059
   *Corvel Corp.............................................    433   18,831
   *Covance, Inc............................................    700   32,732
    Coventry Health Care, Inc...............................  3,500  104,965
    Covidien P.L.C..........................................  3,700  204,351
   *Cross Country Healthcare, Inc...........................    700    3,227
   *CryoLife, Inc...........................................    900    4,761
   *Cumberland Pharmaceuticals, Inc.........................    290    2,123
   *Curis, Inc..............................................    900    4,311
   *Cutera, Inc.............................................    300    2,640
   *Cyberonics, Inc.........................................    600   22,980
   *Cynosure, Inc. Class A..................................    259    5,354
   *DaVita, Inc.............................................  1,100   97,438
   #DENTSPLY International, Inc.............................  2,100   86,226
   *Depomed, Inc............................................    481    2,929
  #*Edwards Lifesciences Corp...............................  1,300  107,861
    Eli Lilly & Co..........................................  5,400  223,506
   *Emergent Biosolutions, Inc..............................    790   11,107
   *Emeritus Corp...........................................    948   16,306
   *Endo Pharmaceuticals Holdings, Inc......................  2,700   94,878
    Ensign Group, Inc. (The)................................    454   12,126
   *eResearch Technology, Inc...............................  1,506   11,897
   *Exactech, Inc...........................................    500    7,750
   *Express Scripts Holding Co..............................  6,275  350,082
   *Five Star Quality Care, Inc.............................    400    1,372
   *Furiex Pharmaceuticals, Inc.............................    175    2,515
   *Genomic Health, Inc.....................................    200    5,732
   *Gen-Probe, Inc..........................................  1,000   81,550
   *Gentiva Health Services, Inc............................    600    4,968
   *Gilead Sciences, Inc....................................  6,300  327,663
   *Greatbatch, Inc.........................................  1,002   23,337
   *Haemonetics Corp........................................  1,072   76,723
   *Hanger Orthopedic Group, Inc............................  1,400   32,970
   *Harvard Bioscience, Inc.................................    600    2,394
   *HCA Holdings, Inc.......................................    406   10,930

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Health Care -- (Continued)
   *Health Management Associates, Inc.......................  4,700 $   33,840
   *Health Net, Inc.........................................  1,990     70,864
   *HealthSouth Corp........................................  1,533     34,324
   *HealthStream, Inc.......................................    600     13,752
   *Healthways, Inc.........................................    800      5,336
   *Henry Schein, Inc.......................................  1,751    134,372
    Hill-Rom Holdings, Inc..................................    179      5,809
   *Hi-Tech Pharmacal Co., Inc..............................    400     13,036
   *HMS Holdings Corp.......................................  1,700     40,902
   *Hologic, Inc............................................  5,262    100,609
   *Hospira, Inc............................................  3,900    136,968
    Humana, Inc.............................................  3,000    242,040
   *ICU Medical, Inc........................................    460     24,145
  #*Idenix Pharmaceuticals, Inc.............................    600      5,262
  #*IDEXX Laboratories, Inc.................................    800     70,344
  #*Illumina, Inc...........................................    400     17,812
   *Impax Laboratories, Inc.................................  1,900     46,797
  #*Incyte Corp.............................................  1,289     29,235
   *Infinity Pharmaceuticals, Inc...........................    418      5,643
   *Integra LifeSciences Holdings Corp......................    400     14,892
   *IntegraMed America, Inc.................................    300      3,717
   *Intuitive Surgical, Inc.................................    200    115,640
    Invacare Corp...........................................    700     11,095
   *IPC The Hospitalist Co..................................    373     14,327
   *IRIS International, Inc.................................    400      5,232
  #*ISTA Pharmaceuticals, Inc...............................  1,000      9,050
   *Jazz Pharmaceuticals P.L.C..............................    600     30,618
    Johnson & Johnson....................................... 24,575  1,599,587
    Kensey Nash Corp........................................    300      8,529
   *Kindred Healthcare, Inc.................................  2,179     21,006
   *Laboratory Corp. of America Holdings....................    310     27,246
    Landauer, Inc...........................................    260     13,707
   *Lannet Co., Inc.........................................    400      1,576
    LeMaitre Vascular, Inc..................................    500      2,700
   *LHC Group, Inc..........................................    400      7,084
   *Life Technologies Corp..................................  6,477    300,274
   *LifePoint Hospitals, Inc................................  2,976    116,124
    Lincare Holdings, Inc...................................  2,277     55,559
   *Luminex Corp............................................  1,100     27,544
   *Magellan Health Services, Inc...........................  1,100     48,708
  #*MAP Pharmaceuticals, Inc................................    400      5,128
  #*Masimo Corp.............................................    728     16,111
   #McKesson Corp...........................................  2,433    222,401
   *MedAssets, Inc..........................................  1,360     17,150
   *MedCath Corp............................................    117        923
   *Medical Action Industries, Inc..........................    300      1,656
   *Medicines Co. (The).....................................  1,438     31,765
    Medicis Pharmaceutical Corp. Class A....................  1,600     61,552
   *Medidata Solutions, Inc.................................    224      5,804
  #*Medivation, Inc.........................................    214     17,308
   *Mednax, Inc.............................................  1,800    126,432
   *Medtox Scientific, Inc..................................    178      3,934
    Medtronic, Inc.......................................... 12,795    488,769
    Merck & Co., Inc........................................ 39,796  1,561,595
  #*Merge Healthcare, Inc...................................    500      2,150
    Meridian Bioscience, Inc................................    261      5,364
   *Merit Medical Systems, Inc..............................  1,679     22,196
   *Metropolitan Health Networks, Inc.......................  1,557     11,646
  #*Mettler Toledo International, Inc.......................    300     53,796
   *MModal, Inc.............................................    600      7,656
   *Molina Healthcare, Inc..................................  1,661     42,605

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Health Care -- (Continued)
  #*Momenta Pharmaceuticals, Inc............................  1,400 $   22,232
   *MWI Veterinary Supply, Inc..............................    430     40,592
   *Mylan, Inc..............................................  3,998     86,797
   *Myrexis, Inc............................................    213        643
   *Myriad Genetics, Inc....................................  2,499     64,999
    National Healthcare Corp................................    500     22,800
   *Natus Medical, Inc......................................  1,100     13,464
   *NeoStem, Inc............................................    200         72
   *NeurogesX, Inc..........................................    300        129
  #*Novavax, Inc............................................    700        952
   *NuVasive, Inc...........................................    700     11,599
   *Obagi Medical Products, Inc.............................    500      6,560
    Omnicare, Inc...........................................  3,560    124,030
   *Omnicell, Inc...........................................  1,229     17,538
  #*Onyx Pharmaceuticals, Inc...............................  1,400     63,714
   *OraSure Technologies, Inc...............................  1,200     13,764
   *Orthofix International N.V..............................    449     18,508
   #Owens & Minor, Inc......................................  1,628     47,603
   *Palomar Medical Technologies, Inc.......................    400      3,480
   *Par Pharmaceutical Cos., Inc............................  1,029     43,568
   *PAREXEL International Corp..............................  1,694     45,636
    Patterson Cos., Inc.....................................  3,919    133,599
   *PDI, Inc................................................    200      1,622
    PDL BioPharma, Inc......................................  3,850     24,216
    PerkinElmer, Inc........................................  4,200    115,920
    Perrigo Co..............................................    434     45,527
    Pfizer, Inc............................................. 63,534  1,456,835
   *PharMerica Corp.........................................    500      5,935
  #*Pozen, Inc..............................................    108        719
   *Progenics Pharmaceuticals, Inc..........................    106      1,165
   *Providence Service Corp. (The)..........................    412      5,793
  #*PSS World Medical, Inc..................................  1,700     40,681
   #Quality Systems, Inc....................................  1,200     44,880
    Quest Diagnostics, Inc..................................  3,076    177,454
  #*Questcor Pharmaceuticals, Inc...........................  1,000     44,900
  #*Quidel Corp.............................................  1,116     18,436
   *RadNet, Inc.............................................    600      1,854
   *Regeneron Pharmaceuticals, Inc..........................    554     74,934
   *Repligen Corp...........................................    100        441
  #*ResMed, Inc.............................................  2,676     91,011
   *Rigel Pharmaceuticals, Inc..............................  1,688     13,048
   *Rochester Medical Corp..................................    200      2,012
  #*Rockwell Medical Technologies, Inc......................    300      2,775
   *RTI Biologics, Inc......................................  2,314      8,099
  #*Salix Pharmaceuticals, Ltd..............................  1,190     58,786
   *SciClone Pharmaceuticals, Inc...........................  1,444      8,650
  #*Seattle Genetics, Inc...................................  1,709     33,787
  #*Select Medical Holdings Corp............................  4,407     37,768
   *Sirona Dental Systems, Inc..............................  1,700     85,867
   *Solta Medical, Inc......................................    941      3,058
   *Spectranetics Corp......................................    600      6,294
  #*Spectrum Pharmaceuticals, Inc...........................  1,060     11,268
    St. Jude Medical, Inc...................................  1,729     66,947
   *Staar Surgical Co.......................................    500      5,485
   *Stereotaxis, Inc........................................  1,300        532
    STERIS Corp.............................................  2,579     81,006
   #Stryker Corp............................................  2,200    120,054
   *Sun Healthcare Group, Inc...............................    400      2,892
  #*Sunrise Senior Living, Inc..............................  1,000      6,280
   *SurModics, Inc..........................................    514      7,602
   *Symmetry Medical, Inc...................................  1,021      7,259

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
   *Team Health Holdings, Inc...............................  1,165 $    25,094
    Teleflex, Inc...........................................  1,412      88,490
   *Theragenics Corp........................................    600       1,032
   #*Theravance, Inc........................................    145       3,138
    Thermo Fisher Scientific, Inc...........................  2,362     131,445
   *Thoratec Corp...........................................  1,600      55,696
   *TranS1, Inc.............................................    300       1,065
   *Triple-S Management Corp. Class B.......................    500      10,530
    U.S. Physical Therapy, Inc..............................    300       7,314
    UnitedHealth Group, Inc................................. 15,960     896,154
   *Universal American Corp.................................  1,836      16,854
  #*Varian Medical Systems, Inc.............................    811      51,434
   *Vascular Solutions, Inc.................................    600       6,810
   *VCA Antech, Inc.........................................  3,300      78,078
   *Vertex Pharmaceuticals, Inc.............................    770      29,630
   *ViroPharma, Inc.........................................  2,036      44,283
  #*Vivus, Inc..............................................  1,241      30,057
   *Warner Chilcott P.L.C...................................  1,500      32,625
   *Waters Corp.............................................  1,300     109,343
   *Watson Pharmaceuticals, Inc.............................  2,200     165,792
   *WellCare Health Plans, Inc..............................  1,400      85,652
    WellPoint, Inc..........................................  5,000     339,100
    West Pharmaceutical Services, Inc.......................  1,600      71,840
   *Wright Medical Group, Inc...............................  1,422      26,492
    Young Innovations, Inc..................................    200       6,800
    Zimmer Holdings, Inc....................................  3,244     204,145
                                                                    -----------
Total Health Care...........................................         19,694,432
                                                                    -----------
Industrials -- (12.2%)......................................
    3M Co...................................................  5,334     476,646
    A.O. Smith Corp.........................................  2,200     104,720
    AAON, Inc...............................................    750      15,300
    AAR Corp................................................    700      10,815
    ABM Industries, Inc.....................................  1,675      38,994
   *Acacia Research Corp....................................    600      24,600
   *ACCO Brands Corp........................................  1,300      13,650
    Aceto Corp..............................................  1,000       9,000
    Acorn Energy, Inc.......................................    200       2,498
    Actuant Corp. Class A...................................  2,393      65,257
    Acuity Brands, Inc......................................    600      33,342
   *Advisory Board Co. (The)................................    300      27,348
   *AECOM Technology Corp...................................  4,952     109,291
   *Aegion Corp.............................................  1,172      21,389
   *Aerovironment, Inc......................................    400       9,728
   *AGCO Corp...............................................  3,396     158,186
   *Air Transport Services Group, Inc.......................  1,000       5,300
    Aircastle, Ltd..........................................  2,100      25,515
    Alamo Group, Inc........................................    400      13,472
   *Alaska Air Group, Inc...................................  1,200      40,560
    Albany International Corp. Class A......................    900      21,672
   *Allegiant Travel Co.....................................    300      17,628
    Alliant Techsystems, Inc................................  1,232      65,666
   *Altra Holdings, Inc.....................................    800      14,624
    Amerco, Inc.............................................    300      30,132
   *Ameresco, Inc...........................................    546       6,656
   *American Railcar Industries, Inc........................    800      21,584
   *American Reprographics Co...............................  1,200       6,552
    American Science & Engineering, Inc.....................    300      19,593
    American Woodmark Corp..................................    400       7,180
    AMETEK, Inc.............................................  1,362      68,549
    Ampco-Pittsburgh Corp...................................    300       5,574

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Industrials -- (Continued)
    Apogee Enterprises, Inc................................. 1,500  $ 23,040
    Applied Industrial Technologies, Inc.................... 1,400    55,006
    Argan, Inc..............................................   200     2,916
    Arkansas Best Corp......................................   306     4,694
    Armstrong World Industries, Inc.........................   782    34,439
   *Asset Acceptance Capital Corp...........................   900     4,788
    Asta Funding, Inc.......................................   300     2,544
   *Astec Industries, Inc................................... 1,000    31,290
   *Astronics Corp..........................................   200     6,350
   *Astronics Corp. Class B.................................    20       626
   *Atlas Air Worldwide Holdings, Inc.......................   500    23,025
    Avery Dennison Corp..................................... 3,296   105,406
   *Avis Budget Group, Inc.................................. 1,900    25,004
    AZZ, Inc................................................   300    15,513
   *Babcock & Wilcox Co. (The).............................. 1,817    44,698
    Barnes Group, Inc....................................... 1,850    48,840
    Barrett Business Services, Inc..........................   297     5,881
   *BE Aerospace, Inc....................................... 2,400   112,872
   *Beacon Roofing Supply, Inc.............................. 1,700    45,373
    Belden, Inc.............................................   900    31,302
   *Blount International, Inc...............................   900    14,553
   *BlueLinx Holdings, Inc.................................. 1,115     3,066
    Boeing Co. (The)........................................ 4,800   368,640
    Brady Corp. Class A..................................... 1,750    54,303
    Briggs & Stratton Corp.................................. 1,800    32,580
    Brink's Co. (The)....................................... 1,306    33,172
   *Broadwind Energy, Inc................................... 1,700       578
   *Builders FirstSource, Inc...............................   800     3,336
    C.H. Robinson Worldwide, Inc............................   600    35,844
   *CAI International, Inc..................................   400     8,264
    Carlisle Cos., Inc...................................... 1,700    93,602
    Cascade Corp............................................   500    23,535
   *Casella Waste Systems, Inc. Class A.....................   900     5,427
    Caterpillar, Inc........................................ 5,600   575,512
   *CBIZ, Inc............................................... 1,400     8,498
    CDI Corp................................................   500     8,870
    CECO Environmental Corp.................................   600     4,920
    Celadon Group, Inc......................................   500     7,815
   *Cenveo, Inc............................................. 1,000     2,860
    Ceradyne, Inc...........................................   700    17,724
   *Chart Industries, Inc...................................   800    61,144
    Cintas Corp............................................. 3,600   141,012
    CIRCOR International, Inc...............................   600    18,672
    CLAROC, Inc............................................. 1,400    67,228
   *Clean Harbors, Inc...................................... 1,500   102,360
  #*CNH Global N.V..........................................   100     4,577
   *Coleman Cable, Inc......................................   200     1,700
   *Colfax Corp............................................. 1,000    33,890
   *Columbus McKinnon Corp..................................   500     7,415
    Comfort Systems USA, Inc................................ 1,053    11,141
   *Commercial Vehicle Group, Inc...........................   700     7,448
   *Consolidated Graphics, Inc..............................   280    11,197
    Con-way, Inc............................................   800    26,000
   Cooper Industries P.L.C.................................. 3,747   234,450
   *Copart, Inc............................................. 3,600    95,076
    Corporate Executive Board Co............................   400    16,548
   *Corrections Corp. of America............................ 2,900    83,781
   *CoStar Group, Inc.......................................   668    48,691
    Courier Corp............................................   400     4,108
    Covanta Holding Corp.................................... 2,318    37,204
   *CPI Aerostructures, Inc.................................   300     4,857

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Industrials -- (Continued)
   *CRA International, Inc..................................   400  $  8,180
    Crane Co................................................   704    31,068
    CSX Corp................................................   204     4,551
    Cubic Corp..............................................   800    36,984
    Cummins, Inc............................................ 2,740   317,374
    Curtiss-Wright Corp.....................................   602    21,245
   #Danaher Corp............................................ 2,200   119,284
    Deere & Co.............................................. 3,100   255,316
   *Delta Air Lines, Inc.................................... 6,568    71,985
    Deluxe Corp............................................. 1,328    31,620
   *DigitalGlobe, Inc....................................... 1,300    15,951
   *Dolan Co. (The)......................................... 1,300    10,413
   *Dollar Thrifty Automotive Group, Inc....................   500    40,430
   #Donaldson Co., Inc...................................... 4,000   138,640
    Douglas Dynamics, Inc...................................   841    11,883
    Dover Corp.............................................. 2,770   173,568
   *Ducommun, Inc...........................................   200     2,360
    Dun & Bradstreet C orp. (The)........................... 2,115   164,505
   *DXP Enterprises, Inc....................................   400    17,348
   *Dycom Industries, Inc................................... 1,200    28,068
    Dynamic Materials Corp..................................   497     9,085
   *Eagle Bulk Shipping, Inc................................   969     1,589
    Eaton Corp.............................................. 4,300   207,174
    EMCOR Group, Inc........................................ 1,645    48,231
    Emerson Electric Co..................................... 9,583   503,491
   *Encore Capital Group, Inc...............................   600    14,220
    Encore Wire Corp........................................   674    17,180
   *Energy Recovery, Inc.................................... 1,013     2,127
   *EnergySolutions, Inc.................................... 1,400     5,894
   *EnerSys................................................. 1,700    59,415
    Ennis, Inc..............................................   700    11,032
   *EnPro Industries, Inc...................................   700    28,987
    Equifax, Inc............................................ 2,400   109,968
    ESCO Technologies, Inc.................................. 1,418    48,779
   *Esterline Technologies Corp............................. 1,300    89,037
   *Exelis, Inc............................................. 6,486    74,784
    Expeditors International of Washington, Inc............. 1,100    44,000
   *Exponent, Inc...........................................   300    14,340
   #Fastenal Co............................................. 4,596   215,185
   *Federal Signal Corp..................................... 1,269     6,548
    FedEx Corp.............................................. 2,758   243,366
   *Flanders Corp...........................................   600     2,640
   *Flow International Corp.................................   800     3,288
    Flowserve Corp..........................................   800    91,944
    Fluor Corp.............................................. 1,537    88,762
   *Fortune Brands Home & Security, Inc..................... 1,068    24,286
    Forward Air Corp........................................   400    13,512
   *Franklin Covey Co.......................................   400     3,716
    Franklin Electric Co., Inc..............................   700    35,105
    FreightCar America, Inc.................................   400     8,640
   *FTI Consulting, Inc..................................... 1,352    49,132
   *Fuel Tech, Inc..........................................   500     2,315
   *FuelCell Energy, Inc....................................   200       248
   *Furmanite Corp..........................................   400     2,504
    G & K Services, Inc. Class A............................   393    12,914
    Gardner Denver Machinery, Inc........................... 1,200    78,168
    GATX Corp...............................................   299    12,818
   *Genco Shipping & Trading, Ltd...........................   400     2,140
   *Gencor Industries, Inc..................................   300     2,115
   *GenCorp, Inc............................................   673     4,624
   *Generac Holdings, Inc................................... 1,850    44,548

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *General Cable Corp......................................   1,700 $   50,048
    General Dynamics Corp...................................   3,545    239,288
    General Electric Co..................................... 120,325  2,355,964
   *Genesee & Wyoming, Inc..................................   1,400     75,474
   *Geo Group, Inc. (The)...................................   1,920     39,763
   *GeoEye, Inc.............................................     413      9,466
   *Gibraltar Industries, Inc...............................   1,098     14,845
   *Global Power Equipment Group, Inc.......................     464     11,605
    Goodrich Corp...........................................     600     75,276
    Gorman-Rupp Co. (The)...................................     500     14,400
   *GP Strategies Corp......................................     300      5,034
    Graco, Inc..............................................   1,100     58,641
  #*Graftech International, Ltd.............................   2,200     25,828
    Graham Corp.............................................     200      4,416
    Granite Construction, Inc...............................   1,048     29,176
    Great Lakes Dredge & Dock Corp..........................   1,700     12,597
   *Greenbrier Cos., Inc....................................     900     15,525
    Griffon Corp............................................   1,772     17,561
   *H&E Equipment Services, Inc.............................   1,100     21,230
    Hardinge, Inc...........................................     200      2,256
   *Harsco Corp.............................................   2,204     49,149
   *Hawaiian Holdings, Inc..................................     800      4,528
   #Healthcare Services Group, Inc..........................     963     20,435
    Heartland Express, Inc..................................   2,364     32,694
    HEICO Corp..............................................     640     25,805
    HEICO Corp. Class A.....................................     904     29,128
    Heidrick & Struggles International, Inc.................     505      9,848
    Herman Miller, Inc......................................     600     11,718
   *Hertz Global Holdings, Inc..............................   4,409     67,943
   *Hexcel Corp.............................................   2,795     76,527
   *Hill International, Inc.................................   1,100      3,916
   #HNI Corp................................................   1,029     24,819
   *Hoku Corp...............................................     300        117
   *Horizon Lines, Inc. Class A.............................      20         53
    Houston Wire & Cable Co.................................     600      7,374
   *Hub Group, Inc. Class A.................................     500     17,500
    Hubbell, Inc. Class B...................................   1,724    138,334
   *Hudson Highland Group, Inc..............................     800      4,352
   *Huntington Ingalls Industries, Inc......................     885     34,913
   *Hurco Cos., Inc.........................................     200      5,266
   *Huron Consulting Group, Inc.............................     700     24,668
   *ICF International, Inc..................................   1,061     26,461
    IDEX Corp...............................................   2,400    103,944
  #*IHS, Inc................................................     800     80,856
   *II-VI, Inc..............................................   1,213     24,757
    Illinois Tool Works, Inc................................   2,000    114,760
    Ingersoll-Rand P.L.C....................................   7,170    304,868
  #*InnerWorkings, Inc......................................   1,200     13,812
   *Innovative Solutions & Support, Inc.....................     300      1,224
    Insperity, Inc..........................................     771     21,025
    Insteel Industries, Inc.................................     683      7,766
   *Integrated Electrical Services, Inc.....................     300      1,326
    Interface, Inc. Class A.................................   1,423     20,150
   *Interline Brands, Inc...................................   1,100     23,144
    International Shipholding Corp..........................     200      4,232
    Intersections, Inc......................................     600      7,218
    Iron Mountain, Inc......................................   1,700     51,629
   #ITT Corp................................................   3,243     72,838
    J.B. Hunt Transport Services, Inc.......................     700     38,731
   *Jacobs Engineering Group, Inc...........................   4,803    210,515
  #*JetBlue Airways Corp....................................   8,021     38,100

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Industrials -- (Continued)
    John Bean Technologies Corp.............................   808  $ 12,920
    Joy Global, Inc......................................... 1,300    92,001
    Kaman Corp..............................................   720    24,754
   *Kansas City Southern.................................... 1,900   146,338
   *KAR Auction Services, Inc............................... 1,046    19,246
    Kaydon Corp............................................. 1,400    34,342
    KBR, Inc................................................ 3,812   129,074
    Kelly Services, Inc. Class A............................   800    11,192
    Kennametal, Inc......................................... 1,619    68,370
   *Kforce, Inc.............................................   900    13,023
    Kimball International, Inc. Class B.....................   900     6,147
   *Kirby Corp.............................................. 2,083   138,249
    Knight Transportation, Inc.............................. 1,700    27,914
    Knoll, Inc.............................................. 1,300    19,227
   *Korn/Ferry International................................ 1,200    19,380
   *Kratos Defense & Security Solutions, Inc................   517     2,869
    L.B. Foster Co. Class A.................................   200     5,362
    L-3 Communications Holdings, Inc........................ 2,493   183,335
   #Landstar System, Inc....................................   400    21,428
    Lawson Products, Inc....................................   196     2,854
   *Layne Christensen Co....................................   833    17,118
    Lennox International, Inc...............................   731    31,725
    Lincoln Electric Holdings, Inc.......................... 2,400   117,624
    Lindsay Corp............................................   350    23,376
   *LMI Aerospace, Inc......................................   400     7,316
    Lockheed Martin Corp.................................... 3,100   280,674
    LSI Industries, Inc.....................................   600     4,110
   *Lydall, Inc.............................................   500     5,275
   *Magnetek, Inc...........................................    50       955
    Manitowoc Co., Inc. (The)............................... 3,800    52,630
    Manpower, Inc........................................... 1,882    80,173
    Marten Transport, Ltd...................................   400     8,428
    Masco Corp.............................................. 7,200    94,896
  #*MasTec, Inc............................................. 2,659    46,240
    McGrath RentCorp........................................   819    24,095
   *Meritor, Inc............................................ 1,248     8,124
   *Metalico, Inc...........................................   800     2,592
    Met-Pro Corp............................................   500     4,980
   *Michael Baker Corp......................................   200     4,506
   *Middleby Corp...........................................   500    50,735
    Miller Industries, Inc..................................   400     6,560
    Mine Safety Appliances Co...............................   739    31,378
   *Mistras Group, Inc......................................   854    20,043
   *Mobile Mini, Inc........................................ 1,154    21,764
   *Moog, Inc. Class A...................................... 1,447    61,165
    MSC Industrial Direct Co., Inc. Class A.................   700    51,597
    Mueller Industries, Inc.................................   900    41,139
    Mueller Water Products, Inc. Class A.................... 4,083    14,658
    Multi-Color Corp........................................   319     6,801
   *MYR Group, Inc..........................................   600    10,032
    NACCO Industries, Inc. Class A..........................   300    34,041
   #National Presto Industries, Inc.........................   173    12,754
   *Navigant Consulting, Inc................................ 1,205    16,774
  #*Navistar International Corp............................. 1,600    54,320
   *NN, Inc.................................................   300     2,373
    Nordson Corp............................................ 1,400    75,460
    Northrop Grumman Corp................................... 3,000   189,840
   *Northwest Pipe Co.......................................   261     5,431
  #*Ocean Power Technologies, Inc...........................   200       546
   *Old Dominion Freight Line, Inc.......................... 2,200    97,834
   *Omega Flex, Inc.........................................    93     1,251

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Industrials -- (Continued)
   *On Assignment, Inc......................................  1,100 $ 20,581
   *Orbital Sciences Corp...................................  1,796   22,558
   *Orion Energy Systems, Inc...............................    600    1,260
   *Orion Marine Group, Inc.................................    510    3,529
   *Oshkosh Corp............................................  1,700   38,811
   *Owens Corning, Inc......................................  4,750  163,162
    P.A.M. Transportation Services, Inc.....................    100    1,067
   #PACCAR, Inc.............................................  1,200   51,552
   *Pacer International, Inc................................    200    1,202
   #Pall Corp...............................................  1,400   83,454
    Parker Hannifin Corp....................................  1,600  140,304
   *Park-Ohio Holdings Corp.................................    300    6,477
   *Pendrell Corp...........................................  2,304    3,110
    Pentair, Inc............................................  4,572  198,150
   *PGT, Inc................................................    625    1,275
   *Pike Electric Corp......................................    824    6,773
   *Pinnacle Airlines Corp..................................    200       91
   #Pitney Bowes, Inc.......................................  4,203   71,997
  #*PMFG, Inc...............................................    300    4,053
  #*Polypore International, Inc.............................    300   11,205
   *Portfolio Recovery Associates, Inc......................    400   27,528
   *Powell Industries, Inc..................................    381   12,424
   *PowerSecure International, Inc..........................    500    2,595
    Precision Castparts Corp................................    581  102,471
    Primoris Services Corp..................................  1,316   18,977
   *Quality Distribution, Inc...............................    400    4,468
    Quanex Building Products Corp...........................    900   16,587
   *Quanta Services, Inc....................................  5,533  122,390
   *RailAmerica, Inc........................................  1,782   41,307
    Raven Industries, Inc...................................    300   18,063
    Raytheon Co.............................................  5,400  292,356
   *RBC Bearings, Inc.......................................    700   32,816
    Regal-Beloit Corp.......................................  1,193   80,695
   *Republic Airways Holdings, Inc..........................    733    3,731
    Resources Connection, Inc...............................  1,138   14,771
   *Roadrunner Transportation Systems, Inc..................    450    7,808
    Robbins & Myers, Inc....................................  1,357   66,099
   #Robert Half International, Inc..........................  2,644   78,791
    Rockwell Automation, Inc................................  2,000  154,680
   #Rockwell Collins, Inc...................................  2,300  128,547
    Rollins, Inc............................................  1,750   37,188
   #Roper Industries, Inc...................................  2,420  246,598
   #RR Donnelley & Sons Co..................................  9,500  118,845
   *RSC Holdings, Inc.......................................    965   22,890
   *Rush Enterprises, Inc. Class A..........................    887   16,037
    Ryder System, Inc.......................................  2,798  136,319
   *Saia, Inc...............................................    267    5,014
    Sauer-Danfoss, Inc......................................  1,100   47,641
    Schawk, Inc.............................................    600    8,082
    SeaCube Container Leasing, Ltd..........................    239    4,433
   *Shaw Group, Inc. (The)..................................  3,101   93,867
    Simpson Manufacturing Co., Inc..........................  1,677   52,037
    SkyWest, Inc............................................    900    8,091
   *SL Industries, Inc......................................    100    1,840
    Snap-on, Inc............................................  2,327  145,531
    Southwest Airlines Co................................... 19,771  163,704
   *Spirit Aerosystems Holdings, Inc. Class A...............  3,200   80,000
    SPX Corp................................................  1,740  133,597
   *Standard Parking Corp...................................    200    3,812
    Standard Register Co....................................    600      522
    Standex International Corp..............................    340   14,980

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Industrials -- (Continued)
    Stanley Black & Decker, Inc............................. 3,363  $246,037
    Steelcase, Inc. Class A................................. 2,150    18,576
   *Stericycle, Inc.........................................   500    43,300
   *Sterling Construction Co., Inc..........................   400     3,916
    Sun Hydraulics Corp.....................................   700    17,521
   *Swift Transportation Co.................................   651     6,829
   *SYKES Enterprises, Inc.................................. 1,141    18,085
    TAL International Group, Inc............................ 1,100    45,441
   *Taser International, Inc................................ 1,400     6,440
   *Team, Inc...............................................   600    17,778
   *Tecumseh Products Co. Class A...........................   400     1,528
   *Teledyne Technologies, Inc..............................   700    45,234
    Tennant Co..............................................   600    26,580
  #*Terex Corp.............................................. 4,023    91,081
   *Tetra Tech, Inc......................................... 1,901    50,757
    Textainer Group Holdings, Ltd........................... 1,200    42,084
    Textron, Inc............................................ 6,205   165,301
   *Thomas & Betts Corp..................................... 2,009   144,467
    Timken Co............................................... 2,900   163,879
   #Titan International, Inc................................ 1,199    34,639
   *Titan Machinery, Inc....................................   800    28,504
    Toro Co.................................................   500    35,730
    Towers Watson & Co......................................   700    45,780
   *TransDigm Group, Inc.................................... 1,000   126,120
   *TRC Cos., Inc...........................................   500     3,290
   *Trex Co., Inc...........................................   400    12,800
   *TriMas Corp.............................................   800    17,608
    Trinity Industries, Inc................................. 1,300    38,480
   #Triumph Group, Inc...................................... 1,700   106,794
   *TrueBlue, Inc........................................... 1,200    20,712
   *Tutor Perini Corp....................................... 1,311    19,940
   #Twin Disc, Inc..........................................   300     6,579
    Tyco International, Ltd................................. 7,404   415,587
   *Ultralife Corp..........................................   200     1,006
    UniFirst Corp...........................................   600    36,456
    Union Pacific Corp......................................   146    16,416
  #*United Continental Holdings, Inc........................ 6,748   147,916
    United Parcel Service, Inc.............................. 5,739   448,445
  #*United Rentals, Inc..................................... 1,006    46,960
    United Stationers, Inc.................................. 1,044    29,608
    United Technologies Corp................................ 8,986   733,617
    Universal Forest Products, Inc..........................   700    26,180
    Universal Truckload Services, Inc.......................   200     3,120
    URS Corp................................................ 3,026   125,004
  #*US Airways Group, Inc................................... 1,400    14,364
    US Ecology, Inc.........................................   600    13,008
   *USA Truck, Inc..........................................   200     1,376
  #*USG Corp................................................ 1,700    30,685
    UTi Worldwide, Inc...................................... 1,500    25,005
    Valmont Industries, Inc.................................   531    65,807
   *Verisk Analytics, Inc. Class A.......................... 2,392   117,088
    Viad Corp...............................................   609    11,011
    Vicor Corp..............................................   600     4,182
   *Volt Information Sciences, Inc..........................   500     3,550
    VSE Corp................................................   200     4,400
   #W.W. Grainger, Inc......................................   405    84,167
   *WABCO Holdings, Inc..................................... 1,483    93,473
    Wabtec Corp............................................. 1,400   108,892
    Waste Connections, Inc.................................. 3,588   115,641
    Watsco, Inc............................................. 1,400   100,730
    Watts Water Technologies, Inc. Class A.................. 1,100    40,502

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Werner Enterprises, Inc.................................  1,067 $    25,203
  #*WESCO International, Inc................................  1,140      75,685
   *Willis Lease Finance Corp...............................     78       1,018
    Woodward, Inc...........................................  1,600      66,544
   *XPO Logistics, Inc......................................     91       1,512
    Xylem, Inc..............................................  5,686     158,526
                                                                    -----------
Total Industrials...........................................         23,852,281
                                                                    -----------
Information Technology -- (15.2%)
  #*3D Systems Corp.........................................  1,000      29,490
   *Accelrys, Inc...........................................  1,275      10,493
    Accenture P.L.C. Class A................................  7,811     507,324
   *ACI Worldwide, Inc......................................    975      38,864
   *Actuate Corp............................................  1,433      10,174
   *Acxiom Corp.............................................  2,315      31,785
   *Adobe Systems, Inc......................................  6,189     207,703
   #ADTRAN, Inc.............................................  1,300      39,676
   *Advanced Micro Devices, Inc............................. 17,440     128,358
   *Advent Software, Inc....................................  1,400      37,786
   *Agilysys, Inc...........................................    161       1,410
  #*Alliance Data Systems Corp..............................    600      77,094
   *Alpha & Omega Semiconductor, Ltd........................    249       2,463
    Altera Corp.............................................  1,200      42,684
   *Amdocs, Ltd.............................................  4,142     132,544
   American Software, Inc. Class A..........................    400       3,312
   *Amkor Technology, Inc...................................    325       1,680
   *Amtech Systems, Inc.....................................    200       1,396
    Analog Devices, Inc.....................................  2,976     116,004
   *Anaren, Inc.............................................    400       7,216
  #*Ancestry.com, Inc.......................................    767      20,479
   *Anixter International, Inc..............................    600      41,148
   *ANSYS, Inc..............................................    800      53,656
   *AOL, Inc................................................  2,064      51,683
   *Apple, Inc..............................................  9,440   5,515,226
    Applied Materials, Inc.................................. 19,545     234,345
  #*Ariba, Inc..............................................  1,769      67,576
   *Arris Group, Inc........................................  2,495      32,260
  #*Aruba Networks, Inc.....................................    700      14,784
  #*AsiaInfo-Linkage, Inc...................................  2,100      26,460
   *Aspen Technology, Inc...................................    725      14,341
   *ATMI, Inc...............................................    238       5,000
   *AuthenTec, Inc..........................................  1,100       3,575
   *Autodesk, Inc...........................................  3,807     149,882
    Automatic Data Processing, Inc..........................  2,167     120,529
    Avago Technologies, Ltd.................................  2,400      82,752
   *Aviat Networks, Inc.....................................    873       2,226
   *Avid Technology, Inc....................................    346       3,007
   *Avnet, Inc..............................................  3,500     126,280
   *Aware, Inc..............................................    500       3,100
    Badger Meter, Inc.......................................    200       7,388
    Bel Fuse, Inc. Class B..................................    177       3,149
   *Benchmark Electronics, Inc..............................  1,104      17,532
    Black Box Corp..........................................    400       9,044
    Blackbaud, Inc..........................................    704      21,810
   *BMC Software, Inc.......................................  1,800      74,268
   *Bottomline Technologies, Inc............................    938      22,071
   *Brightpoint, Inc........................................  1,183       7,240
   *Broadcom Corp...........................................  4,052     148,303
    Broadridge Financial Solutions, Inc.....................  3,673      85,250
   *Brocade Communications Systems, Inc..................... 10,524      58,303
    Brooks Automation, Inc..................................    525       6,174

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Information Technology -- (Continued)
   *BTU International, Inc..................................    200 $      564
   #CA, Inc................................................. 12,859    339,735
    Cabot Microelectronics Corp.............................    300     10,314
  #*CACI International, Inc. Class A........................  1,000     61,130
   *Cadence Design Systems, Inc.............................  4,100     47,847
   *CalAmp Corp.............................................    100        598
   *Calix, Inc..............................................  1,163      9,257
   *Callidus Software, Inc..................................    100        792
   *Cardtronics, Inc........................................    700     18,452
   *Cascade Microtech, Inc..................................    300      1,443
    Cass Information Systems, Inc...........................    220      9,009
   *CIBER, Inc..............................................  2,092      8,703
  #*Cirrus Logic, Inc.......................................  1,000     27,380
    Cisco Sytems, Inc....................................... 65,591  1,321,659
   *Citrix Systems, Inc.....................................    700     59,927
   *Clearfield, Inc.........................................    600      2,550
   Cognex Corp..............................................    948     38,157
   *Cognizant Technology Solutions Corp.....................  2,515    184,400
   *Cogo Group, Inc.........................................    700      1,722
   *Coherent, Inc...........................................    600     31,560
    Communications Systems, Inc.............................    300      3,903
   *CommVault Systems, Inc..................................    501     26,087
   Computer Sciences Corp...................................  1,513     42,455
   *Computer Task Group, Inc................................    191      2,754
   *Compuware Corp..........................................  7,812     68,121
   *comScore, Inc...........................................    425      8,466
    Comtech Telecommunications Corp.........................    364     11,255
   *Comverge, Inc...........................................    500        870
  #*Concur Technologies, Inc................................  1,400     79,184
   *Constant Contact, Inc...................................    112      2,707
   *Convergys Corp..........................................  4,300     57,491
   *Convio, Inc.............................................    237      3,792
   *CoreLogic, Inc..........................................  2,402     40,113
    Corning, Inc............................................  4,015     57,615
   *Cray, Inc...............................................    325      3,624
  #*Cree, Inc...............................................  1,368     42,271
   *CSG Systems International, Inc..........................    965     13,896
    CTS Corp................................................    174      1,867
   *Cymer, Inc..............................................     37      1,918
    Daktronics, Inc.........................................    640      5,210
   *Datalink Corp...........................................    200      2,036
    DDi Corp................................................    400      5,192
  #*DealerTrack Holdings, Inc...............................  1,065     31,769
   *Dell, Inc............................................... 20,200    330,674
   *Deltek, Inc.............................................    600      6,264
   *Dice Holdings, Inc......................................  1,300     14,014
    Diebold, Inc............................................  2,031     80,123
   *Digi International, Inc.................................      4         37
   *Digimarc Corp...........................................     88      2,301
   *Digital River, Inc......................................  1,136     21,368
   *Diodes, Inc.............................................    120      2,675
    DST Systems, Inc........................................  1,200     67,176
   *Dynamics Research Corp..................................    300      2,157
    EarthLink, Inc..........................................  2,110     17,133
   *eBay, Inc............................................... 15,393    631,883
   #Ebix, Inc...............................................    960     19,632
   *Echelon Corp............................................    700      3,052
   *Echo Global Logistics, Inc..............................    716     12,193
    Electro Rent Corp.......................................    504      7,852
    Electro Scientific Industries, Inc......................      3         43
   *Electronic Arts, Inc....................................  2,500     38,450

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Information Technology -- (Continued)
   *Electronics for Imaging, Inc............................    909 $   16,226
   *EMC Corp................................................ 17,746    500,615
   *Emulex Corp.............................................  2,313     20,077
   *Energy Conversion Devices, Inc..........................    800         42
   *Entegris, Inc...........................................  1,293     11,443
   *Envestnet, Inc..........................................     90      1,126
    EPIQ Systems, Inc.......................................    872      9,906
   *ePlus, Inc..............................................    400     11,864
  #*Equinix, Inc............................................  1,116    183,247
   *Euronet Worldwide, Inc..................................  1,560     33,743
   *ExlService Holdings, Inc................................    838     23,196
   *Extreme Networks........................................  1,476      5,653
   *F5 Networks, Inc........................................  1,000    133,930
   *Fabrinet................................................    300      5,046
   #FactSet Research Systems, Inc...........................    475     49,809
    Fair Isaac Corp.........................................    900     38,610
   *Fairchild Semiconductor International, Inc..............  1,140     16,154
   *FEI Co..................................................    100      5,017
  #*Finisar Corp............................................  1,723     28,464
  #*First Solar, Inc........................................    600     11,040
   *Fiserv, Inc.............................................  1,600    112,464
   *FleetCor Technologies, Inc..............................     27      1,068
    Forrester Research, Inc.................................    600     21,270
   *Fortinet, Inc...........................................  2,600     67,912
  #*Gartner Group, Inc......................................  1,400     61,320
   *Genpact, Ltd............................................  4,420     73,726
   *Global Cash Access Holdings, Inc........................  2,100     17,745
    Global Payments, Inc....................................    800     37,144
   *Globecomm Systems, Inc..................................    800     11,344
   *Google, Inc.............................................  1,813  1,097,282
   *GSI Group, Inc..........................................    509      6,144
   *GSI Technology, Inc.....................................    600      2,538
  #*GT Advanced Technologies, Inc...........................  2,386     15,533
   *Hackett Group, Inc. (The)...............................    800      4,568
   *Harmonic, Inc...........................................  2,700     12,744
    Harris Corp.............................................  1,873     85,296
    Heartland Payment Systems, Inc..........................  1,088     33,151
    Hewlett-Packard Co...................................... 34,503    854,294
   *Hutchinson Technology, Inc..............................    900      1,854
   *I.D. Systems, Inc.......................................    400      2,424
    IAC/InterActiveCorp.....................................  2,100    101,115
   *Identive Group, Inc.....................................     28         58
   *iGATE Corp..............................................  1,102     21,445
   *iGo, Inc................................................    500        365
  #*Infinera Corp...........................................  2,406     17,227
   *Informatica Corp........................................  1,100     50,622
   *InfoSpace, Inc..........................................  1,200     13,356
   *Ingram Micro, Inc. Class A..............................  3,411     66,378
   *Innodata Isogen, Inc....................................    400      2,204
   *Inphi Corp..............................................      6         61
   *Insight Enterprises, Inc................................  1,100     22,341
   *Integrated Device Technology, Inc.......................  1,142      7,731
    Intel Corp..............................................  8,336    236,742
   *Interactive Intelligence Group, Inc.....................    500     14,830
   #InterDigital, Inc.......................................    480     13,306
   *Internap Network Services Corp..........................  1,200      8,448
    International Business Machines Corp....................  5,125  1,061,285
    Intersil Corp. Class A..................................  5,119     52,572
   *Intevac, Inc............................................    500      4,030
    Intuit, Inc.............................................  3,300    191,301
  #*IPG Photonics Corp......................................    600     29,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ ----------
Information Technology -- (Continued)
   *Itron, Inc..............................................  1,200 $   48,960
   *Ixia....................................................  1,300     16,380
   #j2 Global, Inc..........................................  1,286     33,217
    Jabil Circuit, Inc......................................  3,700     86,765
    Jack Henry & Associates, Inc............................  2,300     78,108
   *JDA Software Group, Inc.................................  1,352     39,046
   *JDS Uniphase Corp.......................................  5,567     67,639
   *Juniper Networks, Inc...................................  8,006    171,569
   *Kemet Corp..............................................    700      5,957
   *Kenexa Corp.............................................    470     15,355
   *Key Tronic Corp.........................................    334      3,858
    Keynote Systems, Inc....................................    289      5,318
  #*KIT Digital, Inc........................................  1,059      7,180
   *Kulicke & Soffa Industries, Inc.........................  1,493     19,558
  #*Lam Research Corp.......................................  1,419     59,101
   *Lattice Semiconductor Corp..............................    600      3,276
   *Lender Processing Services, Inc.........................  2,300     61,065
  #*Lexmark International, Inc..............................  3,625    109,112
   *Limelight Networks, Inc.................................  1,497      4,102
    Linear Technology Corp..................................  1,800     58,878
   *Lionbridge Technologies, Inc............................    700      1,925
   *Liquidity Services, Inc.................................    500     26,665
    Littlefuse, Inc.........................................    300     18,801
   *LogMeIn, Inc............................................    505     18,185
   *LoopNet, Inc............................................    600     11,502
   *Loral Space & Communications, Inc.......................    131      8,129
   *LSI Corp................................................  8,733     70,213
   *Manhattan Associates, Inc...............................    300     15,045
    ManTech International Corp. Class A.....................    511     16,056
    Marchex, Inc. Class B...................................    700      2,436
   *Marvell Technology Group, Ltd........................... 13,745    206,312
    MasterCard, Inc. Class A................................    400    180,908
    Maximus, Inc............................................    875     38,719
   *Measurement Specialties, Inc............................    332     11,862
   *MEMC Electronic Materials, Inc..........................  2,500      8,975
   *MEMSIC, Inc.............................................    500      2,140
   *Mentor Graphics Corp....................................  3,262     47,136
   *Mercury Computer Systems, Inc...........................    452      5,966
    Methode Electronics, Inc................................    700      5,915
   *Micron Technology, Inc.................................. 18,828    124,077
   *MICROS Systems, Inc.....................................  1,400     79,562
   *Microsemi Corp..........................................    592     12,740
    Microsoft Corp.......................................... 82,504  2,641,778
   *MicroStrategy, Inc......................................     80     11,182
    MKS Instruments, Inc....................................    300      8,295
   *ModusLink Global Solutions, Inc.........................  1,100      5,445
   *MoneyGram International, Inc............................    407      6,850
   *Monolithic Power Systems, Inc...........................    310      6,423
   *Monotype Imaging Holdings, Inc..........................    844     11,976
   *Monster Worldwide, Inc..................................    751      6,481
   *Motorola Mobility Holdings, Inc.........................  3,612    140,218
    Motorola Solutions, Inc.................................  3,414    174,216
   *Move, Inc...............................................    669      5,820
    MTS Systems Corp........................................    334     16,022
   *Multi-Fineline Electronix, Inc..........................    522     13,828
   #National Instruments Corp...............................  2,276     61,907
   *NCI, Inc. Class A.......................................    100        496
   *NCR Corp................................................  3,038     71,393
   *NetApp, Inc.............................................  1,700     66,011
   *NETGEAR, Inc............................................    900     34,650
   #*NetList, Inc...........................................    400      1,004

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Information Technology -- (Continued)
   *NetScout Systems, Inc...................................  1,100 $ 22,759
  #*NetSuite, Inc...........................................    849   37,679
   *Network Engines, Inc....................................  1,000      900
   *NeuStar, Inc............................................  1,861   67,647
   *Newport Corp............................................    883   15,073
   *Novellus Systems, Inc...................................  1,085   50,724
  #*Nuance Communications, Inc..............................  3,131   76,522
   *NVIDIA Corp............................................. 14,093  183,209
   *Official Payments Holdings, Inc.........................    400    1,900
   *OmniVision Technologies, Inc............................    143    2,634
   *ON Semiconductor Corp................................... 12,381  102,267
   *Online Resources Corp...................................    500    1,415
   *Openwave Systems, Inc...................................  1,900    4,902
   *Oplink Communications, Inc..............................    500    7,920
    OPNET Technologies, Inc.................................    400    9,264
    Oracle Corp............................................. 27,459  807,020
   *OSI Systems, Inc........................................    500   33,430
   *PAR Technology Corp.....................................    300    1,527
   *Parametric Technology Corp..............................  3,100   66,898
    Park Electrochemical Corp...............................    423   12,204
   *Perceptron, Inc.........................................    200    1,168
   *Perficient, Inc.........................................    705    8,467
   *Pervasive Software, Inc.................................    400    2,476
    Plantronics, Inc........................................    900   34,488
   *Plexus Corp.............................................  1,000   32,370
   *PMC-Sierra, Inc.........................................  6,269   44,322
   *Polycom, Inc............................................  4,200   55,734
    Power Integrations, Inc.................................    300   11,364
   *Power-One, Inc..........................................  2,000    8,560
   *Progress Software Corp..................................  1,334   30,869
    Pulse Electronics Corp..................................    348      713
   *QLIK Technologies, Inc..................................    944   27,197
   *QLogic Corp.............................................  3,768   64,998
    QUALCOMM, Inc........................................... 13,402  855,584
   *Quest Software, Inc.....................................  2,344   54,545
  #*Rackspace Hosting, Inc..................................  1,436   83,417
   *Radisys Corp............................................    339    2,153
    RealNetworks, Inc.......................................    748    7,158
   *Red Hat, Inc............................................    626   37,316
    Richardson Electronics, Ltd.............................    500    6,305
    Rimage Corp.............................................    208    1,891
   *Rofin-Sinar Technologies, Inc...........................    726   18,295
   *Rogers Corp.............................................    381   14,588
   *Rosetta Stone, Inc......................................    307    3,211
   *Rovi Corp...............................................  1,000   28,600
   *Saba Software, Inc......................................    600    5,832
   *SAIC, Inc...............................................  6,400   77,824
  #*Salesforce.com, Inc.....................................     25    3,893
  #*Sandisk Corp............................................  1,518   56,181
   *Sanmina-SCI Corp........................................  1,820   16,198
    Sapient Corp............................................  3,942   47,186
   *ScanSource, Inc.........................................    625   20,600
   *SeaChange International, Inc............................    400    3,288
    Seagate Technology......................................  6,300  193,788
   *Semtech Corp............................................    811   22,108
  #*Silicon Graphics International Corp.....................    600    5,664
   *Silicon Laboratories, Inc...............................  1,670   59,268
   *Skyworks Solutions, Inc.................................    908   24,643
   *Smith Micro Software, Inc...............................    500    1,005
   *SolarWinds, Inc.........................................  1,200   56,292
    Solera Holdings, Inc....................................  1,300   58,422

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Information Technology -- (Continued)
   *Sonus Networks, Inc.....................................  6,343 $ 17,951
  #*Sourcefire, Inc.........................................    400   20,396
   *SRS Labs, Inc...........................................    400    3,812
   *SS&C Technologies Holdings, Inc.........................  1,631   38,769
   *Standard Microsystems Corp..............................    100    2,648
   *StarTek, Inc............................................    200      366
   *STEC, Inc...............................................  1,100    9,119
   *Steel Excel, Inc........................................    300    8,400
   *Super Micro Computer, Inc...............................    713   12,584
   *Support.com, Inc........................................  1,000    3,630
   *Sycamore Networks, Inc..................................    551    8,590
   *Symantec Corp...........................................  7,795  128,773
   *Symmetricom, Inc........................................    513    2,852
  #*Synaptics, Inc..........................................    678   20,821
   *SYNNEX Corp.............................................    528   20,112
   *Synopsys, Inc...........................................  2,400   72,024
    Syntel, Inc.............................................    900   53,901
   *Take-Two Interactive Software, Inc......................  1,991   28,073
    TE Connectivity, Ltd....................................  3,196  116,526
   *Tech Data Corp..........................................  1,000   53,790
   *TechTarget, Inc.........................................    844    6,279
   *TeleCommunication Systems, Inc. Class A.................    700    1,351
   *TeleNav, Inc............................................    911    6,167
   *TeleTech Holdings, Inc..................................  1,480   22,422
    Tellabs, Inc............................................ 13,557   51,110
    Telular Corp............................................     22      198
   *Teradata Corp...........................................  1,800  125,604
  #*Teradyne, Inc...........................................  4,700   80,887
    Tessco Technologies, Inc................................    126    2,520
   *Tessera Technologies, Inc...............................    111    1,736
    Texas Instruments, Inc..................................  8,800  281,072
    TheStreet, Inc..........................................    700    1,414
   *THQ, Inc................................................  1,400      948
   *TIBCO Software, Inc.....................................  3,100  101,990
   *TiVo, Inc...............................................  3,108   33,535
   *TNS, Inc................................................    400    8,160
    Total System Services, Inc..............................  1,400   32,928
   *Transact Technologies, Inc..............................    300    2,568
  #*Trimble Navigation, Ltd.................................  1,363   73,793
   *TTM Technologies, Inc...................................    483    4,989
   *Tyler Technologies, Inc.................................    400   15,980
   *Ultimate Software Group, Inc............................     51    3,935
   *Ultra Clean Holdings....................................    207    1,418
   *Ultratech, Inc..........................................    300    9,582
   *Unisys Corp.............................................  1,200   22,392
    United Online, Inc......................................  1,973    9,352
   *ValueClick, Inc.........................................  2,207   46,744
  #*VeriFone Systems, Inc...................................  1,315   62,647
   *Verint Systems, Inc.....................................    624   18,870
   *VeriSign, Inc...........................................    662   27,215
  #*ViaSat, Inc.............................................  1,100   53,130
   *Viasystems Group, Inc...................................    344    7,668
   *Video Display Corp......................................     37      157
   *Virtusa Corp............................................    504    7,605
    Visa, Inc...............................................  1,926  236,859
   *Vishay Intertechnology, Inc.............................  1,167   13,094
  #*Vishay Precision Group, Inc.............................    335    4,851
  #*VistaPrint N.V..........................................    340   12,679
   *VMware, Inc. Class A....................................    700   78,204
   *Vocus, Inc..............................................    348    4,500
   *Web.com Group, Inc......................................    400    5,180

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
  #*WebMD Health Corp.......................................    300 $     6,825
   *Websense, Inc...........................................    238       4,936
   *Western Digital Corp....................................  6,301     244,542
   *Wright Express Corp.....................................    950      60,629
    Xerox Corp.............................................. 31,625     246,042
    Xilinx, Inc.............................................  2,882     104,847
   *XO Group, Inc...........................................    950       8,806
   *X-Rite, Inc.............................................  1,715       9,501
    Xyratex, Ltd............................................    504       7,318
   *Yahoo!, Inc............................................. 12,002     186,511
   *Zebra Technologies Corp. Class A........................  1,914      74,244
   *Zix Corp................................................    300         849
   *Zygo Corp...............................................    500       9,895
                                                                    -----------
Total Information Technology................................         29,696,003
                                                                    -----------
Materials -- (4.6%)
    A. Schulman, Inc........................................  1,031      25,373
   *A.M. Castle & Co........................................    600       8,034
   *AEP Industries, Inc.....................................    100       3,487
    Air Products & Chemicals, Inc...........................  2,454     209,792
    Airgas, Inc.............................................  1,600     146,624
   #Albemarle Corp..........................................  1,503      98,146
   #Alcoa, Inc.............................................. 14,100     137,193
    Allegheny Technologies, Inc.............................  1,542      66,213
   *Allied Nevada Gold Corp.................................  1,397      40,918
   #AMCOL International Corp................................    667      21,984
   *American Pacific Corp...................................    200       1,564
    American Vanguard Corp..................................    800      20,000
   #AptarGroup, Inc.........................................  1,330      72,498
   *Arabian American Development Co.........................    500       4,365
    Ashland, Inc............................................  1,065      70,152
    Balchem Corp............................................    534      15,433
    Ball Corp...............................................  2,600     108,576
   #Bemis Co., Inc..........................................  6,161     199,555
    Boise, Inc..............................................  3,993      30,507
    Buckeye Technologies, Inc...............................  2,150      69,682
    Cabot Corp..............................................  2,200      94,886
   *Calgon Carbon Corp......................................  2,500      34,600
   #Carpenter Technology Corp...............................    991      55,159
   #Celanese Corp. Class A..................................  1,900      92,074
   *Century Aluminum Co.....................................  3,100      28,520
    CF Industries Holdings, Inc.............................    475      91,704
    Chase Corp..............................................    200       2,970
   *Chemtura Corp...........................................  3,210      54,634
   *Clearwater Paper Corp...................................    700      23,079
    Cliffs Natural Resources, Inc...........................  3,800     236,588
   *Coeur d'Alene Mines Corp................................  1,739      37,475
    Commercial Metals Co....................................  3,600      53,208
   #Compass Minerals International, Inc.....................    500      38,260
   *Contango ORE, Inc.......................................     50         565
   *Crown Holdings, Inc.....................................  2,200      81,356
    Deltic Timber Corp......................................    200      12,216
    Domtar Corp.............................................  1,800     157,464
    Dow Chemical Co. (The)..................................  9,490     321,521
    E.I. du Pont de Nemours & Co............................  3,400     181,764
    Eagle Materials, Inc....................................  1,900      66,918
    Eastman Chemical Co.....................................  3,041     164,123
   #Ecolab, Inc.............................................  3,610     229,921
    FMC Corp................................................    900      99,405
    Freeport-McMoRan Copper & Gold, Inc. Class B............  4,500     172,350
  #*General Moly, Inc.......................................  1,835       5,945

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE+
                                                             ------ --------
Materials -- (Continued)
   *Georgia Gulf Corp.......................................    560 $ 19,852
    Globe Specialty Metals, Inc.............................  1,441   19,223
   *Golden Minerals Co......................................    335    2,502
   *Graphic Packaging Holding Co............................ 11,595   62,033
    H.B. Fuller Co..........................................  3,100  101,990
    Hawkins, Inc............................................    400   13,892
    Haynes International, Inc...............................    300   18,711
   *Headwaters, Inc.........................................  1,600    6,944
   *Horsehead Holding Corp..................................  2,058   23,111
    Huntsman Corp...........................................  7,232  102,405
    Innophos Holdings, Inc..................................    600   29,502
   *Innospec, Inc...........................................    700   21,161
   #International Flavors & Fragrances, Inc.................    900   54,189
    International Paper Co..................................  5,400  179,874
   *Intrepid Potash, Inc....................................  1,500   37,275
    Kaiser Aluminum Corp....................................    650   34,170
   *KapStone Paper & Packaging Corp.........................  1,800   32,508
    KMG Chemicals, Inc......................................    300    5,172
   *Kraton Performance Polymers, Inc........................  1,172   30,472
   #Kronos Worldwide, Inc...................................  1,200   28,488
   *Landec Corp.............................................    600    3,864
   *Louisiana-Pacific Corp..................................  3,200   28,960
    LyondellBasell Industries N.V. Class A..................  2,972  124,170
   #Martin Marietta Materials, Inc..........................  1,307  108,324
   *Materion Corp...........................................    900   22,239
   *McEwen Mining, Inc......................................  1,356    5,139
    MeadWestavco Corp.......................................  5,935  188,852
   *Mercer International, Inc...............................  1,315    9,021
   *Metals USA Holdings Corp................................    981   14,793
    Minerals Technologies, Inc..............................  1,000   67,100
  #*Molycorp, Inc...........................................    770   20,836
    Monsanto Co.............................................  4,297  327,345
   #Mosaic Co. (The)........................................  2,094  110,605
    Myers Industries, Inc...................................  1,200   19,836
    Neenah Paper, Inc.......................................    600   17,136
    NewMarket Corp..........................................    200   44,644
    Newmont Mining Corp.....................................  1,723   82,101
    Noranda Aluminum Holding Corp...........................  2,079   22,079
    Nucor Corp..............................................  5,000  196,050
    Olympic Steel, Inc......................................    300    6,339
   *OM Group, Inc...........................................    694   16,739
   *Omnova Solutions, Inc...................................  1,400   10,976
   *Owens-Illinois, Inc.....................................  4,551  105,811
    P.H. Glatfelter Co......................................    900   14,022
    Packaging Corp. of America..............................  2,463   71,895
   *Penford Corp............................................    200    1,660
    PPG Industries, Inc.....................................  1,300  136,812
    Praxair, Inc............................................  3,000  347,100
    Reliance Steel & Aluminum Co............................  2,782  155,486
    Rock-Tenn Co. Class A...................................  1,529   95,303
   *Rockwood Holdings, Inc..................................  1,869  103,430
    Royal Gold, Inc.........................................  1,945  120,512
    RPM International, Inc..................................  2,960   78,647
  #*RTI International Metals, Inc...........................    400    9,820
    Schweitzer-Mauduit International, Inc...................    500   33,910
   #Scotts Miracle-Gro Co. Class A (The)....................  1,329   69,640
    Sealed Air Corp.........................................  7,889  151,311
   *Senomyx, Inc............................................    500    1,095
    Sensient Technologies Corp..............................  2,976  110,558
    Sherwin-Williams Co.....................................  1,600  192,448
    Sigma-Aldrich Corp......................................  1,600  113,440

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ ----------
Materials -- (Continued)
    Silgan Holdings, Inc........................................................  1,700 $   74,579
   *Solitario Exploration & Royalty Corp........................................  1,000      1,290
    Solutia, Inc................................................................  3,300     93,522
    Sonoco Products Co..........................................................  2,851     94,454
    Southern Copper Corp........................................................  3,250    106,874
   *Spartech Corp...............................................................  1,000      4,880
    Steel Dynamics, Inc.........................................................  3,541     45,219
    Stepan Co...................................................................    100      9,086
   *Stillwater Mining Co........................................................  2,261     24,261
  #*SunCoke Energy, Inc.........................................................  1,073     16,333
    Synalloy Corp...............................................................    300      3,621
   #Texas Industries, Inc.......................................................  1,100     36,971
    Titanium Metals Corp........................................................  4,100     60,557
   *United States Lime & Minerals, Inc..........................................    200      9,594
   *Universal Stainless & Alloy Products, Inc...................................    400     18,560
    Valhi, Inc..................................................................  1,400     75,670
    Valspar Corp................................................................  3,600    184,140
    Vulcan Materials Co.........................................................  1,212     51,886
    Wausau Paper Corp...........................................................  2,700     24,462
   #Westlake Chemical Corp......................................................    700     44,765
    Worthington Industries, Inc.................................................  4,500     80,280
    Zep, Inc....................................................................    100      1,425
   *Zoltek Cos., Inc............................................................  1,500     16,545
                                                                                        ----------
Total Materials.................................................................         8,949,297
                                                                                        ----------
Other -- (0.0%)
  -*Endo Pharmaceuticals Solutions Escrow Shares................................    300         --
                                                                                        ----------
Real Estate Investment Trusts -- (0.1%)
    Weyerhaeuser Co.............................................................  9,238    188,086
                                                                                        ----------
Telecommunication Services -- (2.4%)
   *AboveNet, Inc...............................................................    800     66,536
    AT&T, Inc................................................................... 59,249  1,949,885
    Atlantic Tele-Network, Inc..................................................    800     27,248
   *Cbeyond, Inc................................................................  1,100      7,073
    CenturyLink, Inc............................................................  6,253    241,116
   *Cincinnati Bell, Inc........................................................  6,000     22,800
   *Cogent Communications Group, Inc............................................    600     11,238
    Consolidated Communications Holdings, Inc...................................    869     16,815
   *General Communications, Inc. Class A........................................  1,400     10,640
    HickoryTech Corp............................................................    380      3,773
    IDT Corp. Class B...........................................................    400      3,368
   *Iridium Communications, Inc.................................................  3,269     28,735
  #*Leap Wireless International, Inc............................................  1,800     10,098
   *Level 3 Communications, Inc.................................................    806     18,586
    Lumos Networks Corp.........................................................    700      6,328
   *MetroPCS Communications, Inc................................................  7,596     55,451
   *Neutral Tandem, Inc.........................................................  1,086     12,619
  #*NII Holdings, Inc...........................................................  3,300     46,184
    NTELOS Holdings Corp........................................................    700     14,154
   *ORBCOMM, Inc................................................................     18         59
   *Premiere Global Services, Inc...............................................  1,800     16,110
   *Primus Telecommunications Group, Inc........................................     72      1,253
    Shenandoah Telecommunications Co............................................    800      8,920
   *Sprint Nextel Corp.......................................................... 46,550    115,444
    SureWest Communications.....................................................    500     11,290
    Telephone & Data Systems, Inc...............................................  2,856     69,372
   *United States Cellular Corp.................................................    609     23,885
    USA Mobility, Inc...........................................................    700      9,044
    Verizon Communications, Inc................................................. 44,056  1,778,981

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES   VALUE+
                                                                                 ------ ----------
Telecommunication Services -- (Continued)
   *Vonage Holdings Corp........................................................  2,100 $    4,284
   #Windstream Corp............................................................. 11,129    125,090
                                                                                        ----------
Total Telecommunication Services................................................         4,716,379
                                                                                        ----------
Utilities -- (3.3%)
   #AGL Resources, Inc..........................................................  3,547    139,858
    ALLETE, Inc.................................................................    300     12,363
   #Alliant Energy Corp.........................................................  1,500     67,860
    Ameren Corp.................................................................  1,900     62,301
    American Electric Power Co., Inc............................................  5,600    217,504
    American States Water Co....................................................    600     21,864
    American Water Works Co., Inc...............................................  3,000    102,720
    Aqua America, Inc...........................................................  3,550     80,621
   #Artesian Resources Corp. Class A............................................    200      3,818
    Atmos Energy Corp...........................................................  1,200     39,096
    Black Hills Corp............................................................    700     23,107
   *Cadiz, Inc..................................................................    200      1,686
    California Water Service Group..............................................  1,244     22,529
   *Calpine Corp................................................................ 13,700    256,875
    CenterPoint Energy, Inc.....................................................  5,150    104,082
    CH Energy Group, Inc........................................................    555     36,419
    Chesapeake Utilities Corp...................................................    200      8,404
    Cleco Corp..................................................................  1,010     41,208
    CMS Energy Corp.............................................................  5,802    133,388
    Connecticut Water Services, Inc.............................................    367     10,184
   #Consolidated Edison, Inc....................................................  2,600    154,570
    Consolidated Water Co., Ltd.................................................    173      1,240
    Dominion Resources, Inc.....................................................  4,726    246,650
    DTE Energy Co...............................................................  2,300    129,674
    Duke Energy Corp............................................................  5,296    113,493
   *Dynegy, Inc.................................................................  7,061      2,895
    Edison International, Inc...................................................  4,400    193,644
    El Paso Electric Co.........................................................    793     24,298
    Empire District Electric Co.................................................    800     16,416
    Entergy Corp................................................................  1,500     98,340
    Exelon Corp.................................................................  6,223    242,759
    Genie Energy, Ltd. Class B..................................................    400      3,328
   *GenOn Energy, Inc........................................................... 32,073     68,315
    Hawaiian Electric Industries, Inc...........................................  2,600     69,004
    IDACORP, Inc................................................................  1,400     57,036
   #Integrys Energy Group, Inc..................................................  1,779     97,205
    ITC Holdings Corp...........................................................    981     75,988
    Laclede Group, Inc..........................................................    400     15,752
    MDU Resources Group, Inc....................................................  4,410    101,165
    MGE Energy, Inc.............................................................  1,000     45,740
    Middlesex Water Co..........................................................    200      3,712
    National Fuel Gas Co........................................................    250     11,830
    New Jersey Resources Corp...................................................    400     17,296
    NextEra Energy, Inc.........................................................  5,000    321,750
    NiSource, Inc...............................................................  4,100    101,065
    Northeast Utilities, Inc....................................................  5,099    187,490
    Northwest Natural Gas Co....................................................    585     26,734
    NorthWestern Corp...........................................................    803     28,523
   *NRG Energy, Inc.............................................................  9,056    153,952
   #NV Energy, Inc..............................................................  8,123    135,248
    OGE Energy Corp.............................................................  1,457     78,620
    ONEOK, Inc..................................................................  1,545    132,700
   #Ormat Technologies, Inc.....................................................  1,700     33,609
    Otter Tail Corp.............................................................  1,433     31,469
   #Pepco Holdings, Inc.........................................................  3,907     73,920
    PG&E Corp...................................................................  2,291    101,216

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                                    SHARES       VALUE+
                                                                                                  ----------- ------------
Utilities -- (Continued)
    Piedmont Natural Gas Co......................................................................       1,394 $     42,489
    Pinnacle West Capital Corp...................................................................       1,900       91,865
    Portland General Electric Co.................................................................       2,400       61,992
    Progress Energy, Inc.........................................................................       2,212      117,723
    Public Service Enterprise Group, Inc.........................................................       6,200      193,130
    Questar Corp.................................................................................       6,400      126,400
    SCANA Corp...................................................................................       1,218       56,174
    Sempra Energy................................................................................         800       51,792
    SJW Corp.....................................................................................         500       12,050
    South Jersey Industries, Inc.................................................................         308       15,169
    Southern Co. (The)...........................................................................       6,936      318,640
    Southwest Gas Corp...........................................................................         900       37,818
    TECO Energy, Inc.............................................................................       3,639       65,575
   *UGI Corp.....................................................................................       3,000       87,540
    UIL Holdings Corp............................................................................       1,100       37,807
    UniSource Energy Corp........................................................................         600       21,840
    Unitil Corp..................................................................................         200        5,292
    Vectren Corp.................................................................................       1,800       53,010
    Westar Energy, Inc...........................................................................       3,695      106,010
    WGL Holdings, Inc............................................................................       1,270       50,940
    Wisconsin Energy Corp........................................................................       2,700       99,468
    Xcel Energy, Inc.............................................................................       4,400      119,064
    York Water Co................................................................................         300        5,242
                                                                                                              ------------
    Total Utilities..............................................................................                6,359,563
                                                                                                              ------------
TOTAL COMMON STOCKS..............................................................................              177,056,815
                                                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
  -*U.S. Concrete, Inc. Warrants Class A 08/31/17................................................          20           --
  -*U.S. Concrete, Inc. Warrants Class B 08/31/17................................................          20           --
                                                                                                              ------------
TOTAL RIGHTS/WARRANTS............................................................................                       --
                                                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares...........................     487,632      487,632
                                                                                                              ------------

                                                                                                    SHARES/
                                                                                                     FACE
                                                                                                    AMOUNT
                                                                                                  -----------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (9.0%)
(S) @DFA Short Term Investment Fund..............................................................  17,228,187   17,228,187
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12 (Collateralized by
     $276,428 FNMA, rates ranging from 2.000% to 6.331%(r), maturities ranging from 01/01/19 to
     09/01/45, valued at $277,284) to be repurchased at $268,377................................. $       268      268,375
                                                                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................               17,496,562
                                                                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,661,441)............................................................................             $195,041,009
                                                                                                              ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                 SHARES  VALUE++
                                                                                 ------- --------
COMMON STOCKS -- (86.9%)
AUSTRALIA -- (5.9%).............................................................
    Adelaide Brighton, Ltd......................................................  17,121 $ 54,099
    AGL Energy, Ltd.............................................................   5,673   88,279
   #Alesco Corp., Ltd...........................................................   1,171    1,697
    Alumina, Ltd................................................................  40,595   48,489
    Amalgamated Holdings, Ltd...................................................     550    3,698
    Amcor, Ltd..................................................................  17,823  139,107
    AMP, Ltd....................................................................  21,245   93,936
    Ansell, Ltd.................................................................   3,364   51,789
    AP Eagers, Ltd..............................................................     376    5,673
    APA Group, Ltd..............................................................   8,456   45,788
   #APN News & Media, Ltd.......................................................   5,205    4,545
   *Aquarius Platinum, Ltd......................................................   3,816    8,493
  #*Aquila Resources, Ltd.......................................................     940    4,710
   *Aurora Oil & Gas, Ltd.......................................................   2,030    8,692
    Australia & New Zealand Banking Group, Ltd..................................  10,367  256,824
    Australian Infrastructure Fund..............................................  14,370   33,231
    Australian Pharmaceutical Industries, Ltd...................................  40,511   16,623
    Australian Worldwide Exploration, Ltd.......................................   5,136    9,266
    Beach Energy, Ltd...........................................................  15,853   22,972
    Bendigo Bank, Ltd...........................................................   7,250   56,693
    BHP Billiton, Ltd...........................................................   2,376   88,167
    BHP Billiton, Ltd. Sponsored ADR............................................   9,527  707,856
    Billabong International, Ltd................................................     264      720
   *BlueScope Steel, Ltd........................................................ 108,331   44,189
    Boart Longyear, Ltd.........................................................  12,894   55,566
    Boral, Ltd..................................................................  25,099   98,161
    Bradken, Ltd................................................................   1,159    8,898
    Brambles, Ltd...............................................................  15,437  115,824
    Cabcharge Australia, Ltd....................................................   4,103   27,266
    Caltex Australia, Ltd.......................................................   4,341   61,845
    Campbell Brothers, Ltd......................................................     539   38,246
    Cardno, Ltd.................................................................   5,816   42,308
    Clough, Ltd.................................................................  24,174   20,322
   *Coal of Africa, Ltd.........................................................   2,428    2,134
    Coca-Cola Amatil, Ltd.......................................................   5,841   75,602
   #Commonwealth Bank of Australia NL...........................................   7,710  415,900
    Computershare, Ltd..........................................................   2,805   24,464
    Crown, Ltd..................................................................   5,061   47,790
    CSL, Ltd....................................................................   2,339   89,070
    CSR, Ltd....................................................................   6,097   11,026
    David Jones, Ltd............................................................   6,359   16,373
   *Downer EDI, Ltd.............................................................  11,045   41,232
    DUET Group..................................................................  13,333   25,597
    DuluxGroup, Ltd.............................................................   7,839   25,188
    Echo Entertainment Group, Ltd...............................................  12,773   59,500
  #*Energy Resources of Australia, Ltd..........................................   5,657    9,414
    Envestra, Ltd...............................................................  14,568   11,904
   *Evolution Mining, Ltd.......................................................  15,680   28,535
  #*Fairfax Media, Ltd..........................................................  41,918   29,913
    FKP Property Group, Ltd.....................................................  38,528   20,241
    Fortescue Metals Group, Ltd.................................................   3,238   18,811
   *Gloucester Coal, Ltd........................................................   3,702   30,179
    GrainCorp, Ltd..............................................................   7,936   75,982
   #GUD Holdings, Ltd...........................................................   2,198   19,338
  #*Gunns, Ltd..................................................................  26,718    4,454
   #GWA Group, Ltd..............................................................   8,700   17,762
    Harvey Norman Holdings, Ltd.................................................  14,320   30,026
   *Hastie Group, Ltd...........................................................   1,787      298

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES VALUE++
                                                                                 ------ --------
AUSTRALIA -- (Continued)
    Hills Holdings, Ltd.........................................................  5,399 $  6,174
    iiNet, Ltd..................................................................  7,010   22,966
    Incitec Pivot, Ltd.......................................................... 33,806  114,255
    Industrea, Ltd..............................................................  2,280    2,318
   *Infigen Energy, Ltd......................................................... 28,218    7,178
    Insurance Australia Group, Ltd.............................................. 53,653  196,799
   *Integra Mining, Ltd......................................................... 15,622    8,381
    Invocare, Ltd...............................................................  3,621   31,614
    James Hardie Industries SE..................................................  5,924   45,787
   #JB Hi-Fi, Ltd...............................................................    845    8,479
   #Leighton Holdings, Ltd......................................................    453    9,658
    Lend Lease Group NL......................................................... 15,736  121,201
   *Linc Energy, Ltd............................................................ 14,004   16,158
    MacMahon Holdings, Ltd...................................................... 46,911   33,966
    Macquarie Group, Ltd........................................................  6,900  207,969
    McPherson's, Ltd............................................................  4,771    9,615
    Metcash, Ltd................................................................ 11,310   46,533
   *Mineral Deposits, Ltd.......................................................  1,032    6,421
    Mineral Resources, Ltd......................................................  2,905   35,887
   #Monadelphous Group, Ltd.....................................................    212    5,100
    Myer Holdings, Ltd..........................................................  7,743   18,876
    National Australia Bank, Ltd................................................ 21,518  562,465
    Navitas, Ltd................................................................  9,213   37,678
   #New Hope Corp., Ltd.........................................................  4,695   23,829
   *Newcrest Mining, Ltd........................................................  6,479  176,553
    NIB Holdings, Ltd........................................................... 20,748   35,375
    NRW Holdings, Ltd...........................................................  1,833    7,739
    Nufarm, Ltd.................................................................  3,884   19,768
    Oil Search, Ltd............................................................. 11,334   86,041
   *OPUS Group, Ltd.............................................................  1,193      932
    Orica, Ltd..................................................................  5,025  139,844
    Origin Energy, Ltd.......................................................... 25,075  344,504
    OZ Minerals, Ltd............................................................  8,864   85,348
    Pacific Brands, Ltd......................................................... 11,725    7,480
   *Paladin Energy, Ltd.........................................................  8,929   14,634
    Panoramic Resources, Ltd....................................................  2,242    2,511
    Perpetual Trustees Australia, Ltd...........................................    241    6,358
    Premier Investments, Ltd....................................................  5,059   28,175
    Primary Health Care, Ltd....................................................  6,948   20,406
    Prime Media Group, Ltd......................................................    500      360
   *Qantas Airways, Ltd......................................................... 18,155   30,776
   #QBE Insurance Group, Ltd....................................................  2,931   42,054
   *Ramelius Resources, Ltd..................................................... 11,028    8,789
    Ramsay Health Care, Ltd.....................................................    163    3,397
   #REA Group, Ltd..............................................................  1,149   16,693
   *Resolute Mining, Ltd........................................................  3,365    5,859
    Retail Food Group, Ltd......................................................  3,926   11,095
    Rio Tinto, Ltd..............................................................  3,678  251,667
  #*Roc Oil Co., Ltd............................................................ 42,871   17,737
    SAI Global, Ltd.............................................................  7,061   38,511
    Santos, Ltd................................................................. 23,550  341,639
    Seven Group Holdings, Ltd...................................................  1,365   14,312
    Seven West Media, Ltd.......................................................  2,018    6,205
    Sigma Pharmaceuticals, Ltd.................................................. 12,951    8,915
   *Silex System, Ltd...........................................................  1,748    6,696
    Sims Metal Management, Ltd..................................................  2,346   34,760
   #Sims Metal Management, Ltd. Sponsored ADR...................................    819   12,039
    Sonic Healthcare, Ltd.......................................................  4,890   63,969
    Southern Cross Media Group, Ltd.............................................  4,361    6,059
    SP Ausnet, Ltd.............................................................. 55,024   63,194
   #SP Telemedia, Ltd........................................................... 17,780   33,464

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE++
                                                                                 ------ ----------
AUSTRALIA -- (Continued)
    Spark Infrastructure Group, Ltd............................................. 27,962 $   42,168
    Spotless Group, Ltd......................................................... 14,263     38,045
   *St. Barbara, Ltd............................................................ 15,052     35,676
   *Straits Resources, Ltd......................................................  4,268      3,455
    STW Communications Group, Ltd............................................... 23,263     22,283
    Suncorp Group, Ltd.......................................................... 24,627    207,663
    Super Retail Group, Ltd.....................................................  3,025     24,332
    Sydney Airport, Ltd.........................................................  3,802     11,492
    TABCORP Holdings, Ltd.......................................................  5,040     15,034
   #Tassal Group, Ltd...........................................................  9,649     14,851
    Tatts Group, Ltd............................................................ 33,920     91,095
   #Ten Network Holdings, Ltd................................................... 18,699     15,690
    Transfield Services, Ltd.................................................... 16,298     38,436
   *Transpacific Industries Group, Ltd.......................................... 22,650     19,831
    Transurban Group, Ltd....................................................... 15,469     94,455
    Treasury Wine Estates, Ltd..................................................  7,974     35,627
    UGL, Ltd....................................................................  3,425     46,422
    Wesfarmers, Ltd.............................................................  6,660    209,136
    Westpac Banking Corp........................................................  4,514    106,378
   #Westpac Banking Corp. Sponsored ADR.........................................  2,692    318,760
    Whitehaven Coal, Ltd........................................................  5,539     30,495
    WHK Group, Ltd.............................................................. 11,744     10,904
    Woodside Petroleum, Ltd.....................................................  5,220    188,773
    Woolworths, Ltd.............................................................  6,165    166,232
    WorleyParsons, Ltd..........................................................    511     14,963
                                                                                        ----------
TOTAL AUSTRALIA.................................................................         8,770,066
                                                                                        ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG......................................................     20      2,248
    Andritz AG..................................................................  1,456     76,272
    Atrium European Real Estate, Ltd............................................     80        390
   *CA Immobilien Anlagen AG....................................................    188      2,131
    Erste Group Bank AG.........................................................  2,614     60,277
    EVN AG......................................................................    357      4,644
   #Flughafen Wien AG...........................................................     68      3,029
   *Immofinanz Immobilien Anlagen AG............................................ 14,447     50,863
   *Intercell AG................................................................    265        897
   *Lenzing AG..................................................................    121     12,498
   #Mayr-Melnhof Karton AG......................................................    163     16,616
    Oesterreichischen Post AG...................................................    700     24,830
   #OMV AG......................................................................  5,134    173,666
   #Palfinger AG................................................................    699     17,030
    Rosenbauer International AG.................................................    124      7,369
    Schoeller-Bleckmann Oilfield Equipment AG...................................    340     30,344
  #*Semperit Holding AG.........................................................    381     16,412
    Strabag SE..................................................................    447     11,965
    Telekom Austria AG..........................................................  4,093     44,911
    Uniqa Versicherungen AG.....................................................    385      6,650
    Verbund AG..................................................................    602     16,870
    Voestalpine AG..............................................................  2,378     77,466
    Zumtobel AG.................................................................    366      5,042
                                                                                        ----------
TOTAL AUSTRIA...................................................................           662,420
                                                                                        ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV...................................................    653     56,004
   #Ageas SA.................................................................... 57,360    104,523
   *Agfa-Gevaert NV.............................................................  7,268     15,906
   #Anheuser-Busch InBev NV.....................................................  1,681    121,159
    Anheuser-Busch InBev NV Sponsored ADR.......................................  4,320    313,718
    Banque Nationale de Belgique SA.............................................      8     23,304
    Barco NV....................................................................    191     12,680

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES  VALUE++
                                                                                 ------ ----------
BELGIUM -- (Continued)
    Belgacom SA.................................................................  1,760 $   50,011
    Colruyt SA..................................................................    480     19,666
    Compagnie d'Entreprises SA..................................................    624     35,999
   *Deceuninck NV...............................................................  4,912      7,410
    Delhaize Group SA Sponsored ADR.............................................  2,009     97,858
  #*Dexia SA....................................................................  6,043      1,526
    D'ieteren SA................................................................    300     13,245
    Elia System Operator SA.....................................................    896     38,323
    EVS Broadcast Equipment SA..................................................    396     19,849
   *Galapagos NV................................................................  2,035     31,086
    KBC Groep NV................................................................  3,262     63,240
   *Kinepolis Group NV..........................................................    285     26,550
    Nyrstar NV..................................................................  7,145     58,698
    Recticel SA.................................................................  1,539     12,123
    Sioen Industries NV.........................................................    344      2,401
    Sipef NV....................................................................    152     14,021
    Solvay SA...................................................................  1,058    128,881
    Telenet Group Holding NV....................................................  1,220     52,383
    Tessenderlo Chemie NV.......................................................  1,353     42,893
   *ThromboGenics NV............................................................  1,084     34,083
   #Umicore SA..................................................................  2,751    149,389
                                                                                        ----------
TOTAL BELGIUM...................................................................         1,546,929
                                                                                        ----------
CANADA -- (10.1%)
   *5N Plus, Inc................................................................  1,597      5,012
   *Advantage Oil & Gas, Ltd....................................................  4,130     12,960
    Aecon Group, Inc............................................................  1,864     25,209
    AG Growth International, Inc................................................    900     37,135
    AGF Management, Ltd. Class B................................................  1,802     24,900
    Agnico-Eagle Mines, Ltd.....................................................  3,798    151,712
    Alamos Gold, Inc............................................................  2,800     51,247
    Algonquin Power & Utilities Corp............................................  5,400     34,712
    AltaGas, Ltd................................................................  1,900     61,490
   *Angle Energy, Inc...........................................................  3,000     15,184
   *Antrim Energy, Inc..........................................................  4,360      3,663
    ARC Resources, Ltd..........................................................  3,860     79,478
   *Argonaut Gold, Inc..........................................................  4,400     35,945
    Astral Media, Inc. Class A..................................................  1,600     79,073
    Atco, Ltd. Class I..........................................................  1,000     73,999
   *Atrium Innovations, Inc.....................................................  1,900     21,619
   *ATS Automation Tooling System, Inc..........................................  3,050     29,054
  #*AuRico Gold, Inc............................................................  7,525     69,167
   *Aurizon Mines, Ltd..........................................................  4,300     23,244
   *Avion Gold Corp............................................................. 13,700     13,868
   *B2Gold Corp.................................................................  8,300     31,340
   *Ballard Power Systems, Inc.................................................. 10,800     15,525
   #Bank of Montreal............................................................  8,950    531,555
    Bank of Nova Scotia.........................................................  9,479    525,838
  #*Bankers Petroleum, Ltd......................................................  1,500      5,193
    Barrick Gold Corp...........................................................  7,539    304,964
    Baytex Energy Corp..........................................................    821     43,392
    BCE, Inc....................................................................  3,527    142,887
    Bell Aliant, Inc............................................................  1,035     27,409
   *Bellatrix Exploration, Ltd..................................................  2,869     12,169
   *Birchcliff Energy, Ltd......................................................  1,100      7,539
  #*BlackPearl Resources, Inc...................................................  5,500     24,720
    Bombardier, Inc. Class A....................................................  4,700     20,078
   #Bombardier, Inc. Class B.................................................... 16,925     71,617
    Bonavista Energy Corp.......................................................  1,104     19,915
    Brookfield Asset Management, Inc. Class A...................................  3,100    102,303
   #Brookfield Properties Corp..................................................  4,300     77,873

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES VALUE++
                                                                                 ------ --------
CANADA -- (Continued)
    CAE, Inc....................................................................  3,208 $ 35,073
    Calfrac Well Services, Ltd..................................................  1,000   27,433
    Cameco Corp.................................................................  6,230  137,863
    Canaccord Financial, Inc....................................................  2,723   21,501
    Canada Bread Co., Ltd.......................................................    200    9,617
    Canadian Imperial Bank of Commerce..........................................  4,415  333,097
    Canadian National Railway Co................................................    900   76,803
    Canadian National Resources, Ltd............................................ 10,814  375,701
    Canadian Oil Sands, Ltd.....................................................  5,203  114,978
   #Canadian Tire Corp. Class A.................................................    697   48,748
    Canadian Utilities, Ltd. Class A............................................    800   56,357
    Canadian Western Bank.......................................................  1,800   52,277
    Canam Group, Inc. Class A...................................................  3,700   18,578
   *Canfor Corp.................................................................  1,300   14,239
    Canfor Pulp Products, Inc...................................................    779    9,652
    Capital Power Corp..........................................................    841   19,938
    Capstone Infrastructure Corp................................................  2,119    7,980
   *Capstone Mining Corp........................................................  8,100   24,189
    Cascades, Inc...............................................................  2,800   12,018
    CCL Industries, Inc. Class B................................................    400   15,330
   *Celestica, Inc..............................................................  3,495   31,311
   *Celtic Exploration, Ltd.....................................................  1,200   17,590
    Cenovus Energy, Inc.........................................................  4,841  175,684
    Centerra Gold, Inc..........................................................  1,285   16,637
   *Cequence Energy, Ltd........................................................  4,200    6,633
   *China Gold International Resources Corp., Ltd...............................  1,985    9,022
    CI Financial Corp...........................................................  2,000   47,882
    Cineplex, Inc...............................................................  1,135   34,561
    CML HealthCare, Inc.........................................................  3,568   38,611
    Cogeco Cable, Inc...........................................................    300   14,881
   *Compton Petroleum Corp......................................................      4        6
   *Connacher Oil & Gas, Ltd.................................................... 25,008   21,771
    Constellation Software, Inc.................................................    235   22,407
    Corus Entertainment, Inc. Class B...........................................    700   17,262
   *Cott Corp...................................................................  1,772   11,534
   *Crew Energy, Inc............................................................  2,300   16,298
    Davis & Henderson Corp......................................................  1,700   32,594
   *Denison Mines Corp..........................................................  9,271   16,987
   *Descartes Systems Group, Inc. (The).........................................  4,200   36,309
    Dollarama, Inc..............................................................  1,000   55,656
    Dorel Industries, Inc. Class B..............................................    400   12,103
   *Dundee Precious Metals, Inc.................................................  3,100   24,132
   *Eastern Platinum, Ltd....................................................... 24,600    9,463
   #Emera, Inc..................................................................    500   17,695
    Empire Co., Ltd. Class A....................................................    600   35,313
    Enbridge Income Fund Holdings, Inc..........................................  1,600   36,151
   #Enbridge, Inc...............................................................  7,312  306,366
    Encana Corp.................................................................  7,156  149,879
    Enerflex, Ltd...............................................................  1,300   16,068
    Enerplus Corp...............................................................  3,284   60,770
    Ensign Energy Services, Inc.................................................  3,200   46,258
    Equitable Group, Inc........................................................  1,300   38,072
   *Etrion Corp.................................................................  1,209      520
   *Fairborne Energy, Ltd.......................................................    900    1,667
    Finning International, Inc..................................................  3,396   94,882
    First Capital Realty, Inc...................................................  1,800   33,491
   *First Majestic Silver Corp..................................................  2,300   36,182
   *FirstService Corp...........................................................    900   24,599
   *Flint Energy Services, Ltd..................................................  2,500   63,041
    Genworth MI Canada, Inc.....................................................    536   11,139
    George Weston, Ltd..........................................................  1,400   89,469

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES VALUE++
                                                                                 ------ --------
CANADA -- (Continued)
    Gildan Activewear, Inc......................................................    675 $ 19,440
    GMP Capital, Inc............................................................    337    2,098
    Goldcorp, Inc...............................................................  4,500  172,329
   *Golden Star Resources, Ltd..................................................  2,800    4,308
   *Gran Tierra Energy, Inc.....................................................  5,876   37,890
  #*Great Basin Gold, Ltd....................................................... 10,000    6,985
   *Great Canadian Gaming Corp..................................................  4,400   36,524
    Great-West Lifeco, Inc......................................................  1,500   37,961
    Groupe Aeroplan, Inc........................................................  4,823   62,005
   *Guide Exploration, Ltd. Class A.............................................  1,400    2,820
   *Hanfeng Evergreen, Inc......................................................  2,300    5,844
   *Harry Winston Diamond Corp..................................................  1,359   19,398
    Home Capital Group, Inc.....................................................    900   43,786
    HudBay Minerals, Inc........................................................  6,400   67,379
   #Husky Energy, Inc...........................................................  3,300   86,087
    IAMGOLD Corp................................................................  7,600   94,245
  #*Imax Corp...................................................................  1,600   38,305
   *Imperial Metals Corp........................................................  3,800   58,855
    Imperial Oil, Ltd...........................................................  1,900   88,456
    Indigo Books & Music, Inc...................................................  1,191   11,092
    Industrial Alliance Insurance & Financial Services, Inc.....................  2,300   73,341
    Inmet Mining Corp...........................................................  1,836  100,995
    Intact Financial Corp.......................................................    900   58,108
   *International Forest Products, Ltd. Class A.................................  3,400   16,177
   *Intertape Polymer Group, Inc................................................  1,600    8,665
  #*Ivanhoe Energy, Inc.........................................................  8,460    7,622
  #*Jaguar Mining, Inc..........................................................  2,600    7,238
    Jean Coutu Group PJC, Inc. Class A (The)....................................  1,300   18,621
    Just Energy Group, Inc......................................................  2,638   34,689
   *Katanga Mining, Ltd......................................................... 20,369   16,908
    Keyera Corp.................................................................    800   32,709
    Killam Properties, Inc......................................................  2,800   38,152
    Kinross Gold Corp........................................................... 10,385   93,038
   *Kirkland Lake Gold, Inc.....................................................  1,200   15,670
    Laurentian Bank of Canada...................................................  1,000   44,572
   *Legacy Oil & Gas, Inc.......................................................  1,926   16,806
    Leon's Furniture, Ltd.......................................................    536    6,517
    Linamar Corp................................................................  1,800   35,586
   #Loblaw Cos., Ltd............................................................  2,244   75,758
   *Lundin Mining Corp.......................................................... 14,510   70,505
    MacDonald Dettweiler & Associates, Ltd......................................  1,243   56,447
    Magna International, Inc....................................................  3,300  144,614
    Major Drilling Group International, Inc.....................................  2,100   31,526
    Manitoba Telecom Services, Inc..............................................    300   10,417
   #Manulife Financial Corp..................................................... 19,166  262,117
    Maple Leaf Foods, Inc.......................................................  1,913   25,001
   *Martinrea International, Inc................................................  1,414   13,298
   *MEG Energy Corp.............................................................  1,705   74,234
    Methanex Corp...............................................................  2,100   73,936
    MI Developments, Inc........................................................    958   33,865
   *Migao Corp..................................................................  3,700   10,562
    Morneau Shepell, Inc........................................................    591    7,078
    Mullen Group, Ltd...........................................................  2,000   43,326
    NAL Energy Corp.............................................................  4,341   33,309
    National Bank of Canada.....................................................  1,950  152,194
   *New Gold, Inc...............................................................  7,300   66,508
    Newalta Corp................................................................  1,080   15,448
    Nexen, Inc.................................................................. 12,735  246,101
    Nordion, Inc................................................................  2,200   20,088
    Northland Power, Inc........................................................  1,100   19,654
  #*NovaGold Resources, Inc.....................................................  1,400   10,091

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 SHARES VALUE++
                                                                                 ------ --------
CANADA -- (Continued)
   *Nuvista Energy, Ltd.........................................................  2,200 $  6,993
   *OceanaGold Corp.............................................................  1,453    3,354
   *Open Range Energy Corp......................................................  7,500    9,111
    Pacific Rubiales Energy Corp................................................  5,125  147,029
   *Paladin Labs, Inc...........................................................    200    8,149
    Pan American Silver Corp....................................................  1,030   20,030
   *Paramount Resources, Ltd. Class A...........................................  1,100   29,698
    Pason Systems, Inc..........................................................    700    9,120
   *Pembina Pipeline Corp.......................................................  2,820   85,298
    Pengrowth Energy Corp.......................................................  9,372   84,247
    Penn West Petroleum, Ltd....................................................  9,197  157,620
    PetroBakken Energy, Ltd. Class A............................................  1,261   18,254
    Petrominerales, Ltd.........................................................  1,400   20,479
    Peyto Exploration & Development Corp........................................  1,000   17,057
   *Pilot Gold, Inc.............................................................    325      418
    Poseidon Concepts Corp......................................................  6,629   86,096
    Potash Corp. of Saskatchewan, Inc...........................................  5,737  243,918
   *Precision Drilling Corp.....................................................  6,834   62,954
    Progress Energy Resources Corp..............................................  5,421   59,651
    Progressive Waste Solutions, Ltd............................................  3,633   78,813
    Quebecor, Inc. Class B......................................................  1,200   47,169
  #*Questerre Energy Corp.......................................................  7,500    6,605
    Reitmans Canada, Ltd. Class A...............................................    700   10,771
   *Research In Motion, Ltd.....................................................  3,974   56,843
    Richelieu Hardware, Ltd.....................................................  1,151   38,392
    Ritchie Brothers Auctioneers, Inc...........................................  1,800   38,083
    Rogers Sugar, Inc...........................................................  1,700    9,568
    RONA, Inc...................................................................  2,096   22,491
    Royal Bank of Canada........................................................ 12,404  716,854
   #Russel Metals, Inc..........................................................  2,600   71,353
   *San Gold Corp...............................................................  4,200    5,995
   #Saputo, Inc.................................................................    800   37,390
   *Savanna Energy Services Corp................................................    700    5,414
    SEMAFO, Inc.................................................................  1,800    9,147
   #Shaw Communictions, Inc. Class B............................................  1,951   40,211
    ShawCor, Ltd. Class A.......................................................  1,300   42,046
    Sherritt International Corp.................................................  2,300   13,155
    Shoppers Drug Mart Corp.....................................................  1,166   50,235
   *Silver Standard Resources, Inc..............................................  1,100   15,890
  #*Sino-Forest Corp............................................................  5,700    7,838
   #SNC-Lavalin Group, Inc......................................................  1,900   71,434
   *Southern Pacific Resource Corp.............................................. 18,837   29,938
   *SouthGobi Resources, Ltd....................................................  1,700   11,771
   *Sprott Resource Corp........................................................  7,300   30,446
   #Stantec, Inc................................................................    879   28,714
    Student Transportation, Inc.................................................  2,312   15,751
   #Sun Life Financial, Inc.....................................................  3,599   88,240
    Suncor Energy, Inc.......................................................... 14,475  478,128
    Superior Plus Corp..........................................................  2,600   19,556
   *SXC Health Solutions Corp...................................................  1,000   90,682
    Talisman Energy, Inc........................................................ 10,800  141,252
   *Taseko Mines, Ltd...........................................................  5,100   17,657
    Teck Resources, Ltd. Class B................................................  6,200  231,343
    Telus Corp..................................................................    300   18,012
   #Telus Corp. Non-Voting......................................................  2,004  117,601
   *Tembec, Inc.................................................................    500    1,529
   *Teranga Gold Corp...........................................................  1,200    2,660
   *Thompson Creek Metals Co., Inc..............................................  4,800   28,620
   #Thomson Reuters Corp........................................................  3,376  100,885
    Tim Hortons, Inc............................................................  1,300   75,038
   #Toromont Industries, Ltd....................................................  1,300   29,136

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
  #Toronto Dominion Bank....................................  9,020 $   762,342
   Torstar Corp. Class B....................................  1,400      14,541
   Total Energy Services, Inc...............................  1,800      26,804
  #TransAlta Corp...........................................  4,800      79,591
   TransCanada Corp.........................................  7,800     343,157
   Transcontinental, Inc. Class A...........................  2,900      33,936
   TransForce, Inc..........................................    757      13,694
  *TransGlobe Energy Corp...................................    355       4,873
 #*Trican Well Service, Ltd.................................  4,200      60,756
   Trilogy Energy Corp......................................    261       7,218
   Trinidad Drilling, Ltd...................................  4,200      27,211
   Uni-Select, Inc..........................................    100       2,913
  *Uranium One, Inc......................................... 12,500      36,316
  *Valeant Pharmaceuticals International, Inc...............  1,798     100,015
   Veresen, Inc.............................................  2,800      42,772
   Vermilion Energy, Inc....................................    767      37,191
   Viterra, Inc............................................. 10,659     171,670
   West Fraser Timber Co., Ltd..............................    300      13,189
 #*Westport Innovations, Inc................................  1,396      43,808
  *Whitecap Resources, Inc..................................    469       4,225
   Wi-Lan, Inc..............................................  9,000      51,658
   Yamana Gold, Inc......................................... 11,168     163,815
   Zargon Oil & Gas, Ltd....................................  1,700      22,286
                                                                    -----------
TOTAL CANADA................................................         15,058,667
                                                                    -----------
DENMARK -- (0.9%)
   A.P. Moeller-Maersk A.S. Series B........................      7      54,810
   Alk-Abello A.S...........................................     90       6,494
   Carlsberg A.S. Series B..................................    971      83,818
   Chr. Hansen Holding A.S..................................  1,699      47,144
   Coloplast A.S. Series B..................................    150      27,770
   D/S Norden A.S...........................................    884      25,089
  *Danske Bank A.S..........................................  7,845     127,489
   FLSmidth & Co. A.S.......................................    912      64,198
  *Genmab A.S...............................................    400       3,199
   GN Store Nord A.S........................................  7,896      88,583
   H. Lundbeck A.S..........................................  1,175      23,557
   Jeudan A.S...............................................    126       9,758
  #NKT Holding A.S..........................................    250      12,200
   Novo-Nordisk A.S. Series B...............................    176      25,946
   Novo-Nordisk A.S. Sponsored ADR..........................  2,742     403,129
   Novozymes A.S. Series B..................................  1,535      40,283
  *Pandora A.S..............................................  1,162      12,277
   Ringkjoebing Landbobank A.S..............................     14       1,757
  #Royal Unibrew A.S........................................    426      30,404
   SimCorp A.S..............................................     50       8,919
  *Spar Nord Bank A.S.......................................  1,200       5,084
  *Sydbank A.S..............................................  1,413      24,575
   TDC A.S..................................................  4,133      29,626
  *Topdanmark A.S...........................................    345      59,192
   Tryg A.S.................................................    393      21,943
 #*Vestas Wind Systems A.S..................................  3,484      30,708
  *William Demant Holding A.S...............................    401      37,886
                                                                    -----------
TOTAL DENMARK...............................................          1,305,838
                                                                    -----------
FINLAND -- (1.3%)
  *Ahlstrom Oyj.............................................    715      12,916
   Alma Media Oyj...........................................  1,118       7,576
   Amer Sports Oyj..........................................  1,181      16,803
   Atria P.L.C..............................................    677       5,410
   Cargotec Oyj Series B....................................  1,156      39,805

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FINLAND -- (Continued)
   Citycon Oyj..............................................  3,729 $   12,353
   Cramo Oyj................................................    704     10,795
  *Finnair Oyj..............................................  1,807      5,212
   Fiskars Oyj Abp..........................................    651     13,923
   Fortum Oyj...............................................  5,176    111,333
  *F-Secure Oyj.............................................  5,286     11,736
  #HKScan Oyj Series A......................................  1,428      8,278
  #Huhtamaki Oyj............................................  4,004     63,545
   KCI Konecranes Oyj.......................................    954     29,063
  #Kemira Oyj...............................................  3,102     39,364
  *Kesko Oyj Series A.......................................    110      3,193
  #Kesko Oyj Series B.......................................  1,649     44,106
   Kone Oyj Series B........................................  1,397     86,452
   Lassila & Tikanoja Oyj...................................    682      9,605
 #*Mesta Board Oyj..........................................  7,992     21,989
   Metso Oyj................................................  3,392    145,695
   Neste Oil Oyj............................................  5,289     62,586
 #*Nokia Oyj................................................ 26,011     94,204
  #Nokia Oyj Sponsored ADR.................................. 49,629    181,146
   Nokian Renkaat Oyj.......................................    887     42,107
   Oriola-KD Oyj Series B...................................    378        913
   Orion Oyj Series A.......................................    463      9,470
   Orion Oyj Series B.......................................    932     19,012
 #*Outokumpu Oyj............................................ 31,824     51,774
   Outotec Oyj..............................................    422     22,725
  #Pohjola Bank P.L.C. Series A.............................  2,803     30,166
   Poyry Oyj................................................    706      5,644
   Raisio P.L.C. Series V...................................  3,077      9,902
   Ramirent Oyj.............................................    548      5,172
  #Rautaruukki Oyj Series K.................................  4,022     37,926
  *Ruukki Group Oyj.........................................  1,697      1,906
 #*Sanoma Oyj...............................................  2,591     27,094
  #Stockmann Oyj Abp Series B...............................    275      6,154
  #Stora Enso Oyj Series R.................................. 20,055    137,268
  #Tieto Oyj................................................  1,835     32,315
   Tikkurila Oyj............................................    348      7,070
   UPM-Kymmene Oyj.......................................... 16,347    209,784
   Vaisala Oyj Series A.....................................     69      1,467
   Wartsila OYJ Abp.........................................  4,272    173,112
   Yit Oyj..................................................  2,419     51,985
                                                                    ----------
TOTAL FINLAND...............................................         1,920,054
                                                                    ----------
FRANCE -- (6.3%)
   Accor SA.................................................  1,562     54,015
   Air Liquide SA...........................................  1,923    247,349
 #*Alcatel-Lucent SA........................................ 28,475     43,789
   Alstom SA................................................  1,408     50,357
   Alten, Ltd...............................................    421     12,249
 #*Altran Technologies SA...................................  4,114     24,223
  #April SA.................................................    128      2,397
   Arkema SA................................................  2,126    188,553
   AtoS SA..................................................  1,623    104,587
   AXA SA................................................... 15,105    214,644
   AXA SA Sponsored ADR.....................................  2,900     41,093
  *Axway Software SA........................................    228      5,733
  #Beneteau SA..............................................  1,571     16,981
   bioMerieux SA............................................     95      7,785
   BNP Paribas SA...........................................  8,737    352,619
   Bollore SA...............................................     89     19,291
   Bongrain SA..............................................    214     13,600
  #Bourbon SA...............................................  1,171     34,299

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
FRANCE -- (Continued)
 #*Bouygues SA..............................................  2,552 $ 69,628
  *Bull SA..................................................  5,424   20,169
   Bureau Veritas SA........................................    617   54,966
   Cap Gemini SA............................................  2,951  115,287
   Carrefour SA.............................................  5,641  113,308
   Casino Guichard Perrachon SA.............................  1,097  107,779
  *CFAO SA..................................................     86    3,706
  #Christian Dior SA........................................    192   28,952
   Cie de Saint-Gobain SA...................................  4,410  185,155
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR...  5,600  161,056
   Cie Generale des Etablissements Michelin SA Series B.....  2,833  211,717
   Cie Generale D'Optique Essilor Intenational SA...........  1,550  136,581
  *Club Mediterranee SA.....................................    780   14,958
   CNP Assurances SA........................................  2,089   29,331
   Credit Agricole SA....................................... 14,840   76,392
   Danone SA................................................  2,701  190,147
   Dassault Systemes SA ADR.................................    500   48,800
   Derichebourg SA..........................................  4,522   13,396
   Edenred SA...............................................  1,548   49,455
  *Eiffage SA...............................................    479   16,306
   Electricite de France SA.................................  1,514   32,075
   Esso SA Francaise........................................     72    5,948
   Establissements Maurel et Prom SA........................  1,547   25,764
  *Euro Disney SCA..........................................  1,039    5,590
  *Eurofins Scientific SA...................................    301   35,601
   European Aeronautic Defence & Space Co. SA...............  3,285  129,818
   Eutelsat Communications SA...............................    885   31,511
  *Faiveley Transport SA....................................     99    5,470
   Faurecia SA..............................................  1,157   24,862
   Fimalac SA...............................................    138    5,512
   France Telecom SA........................................  9,759  133,777
   France Telecom SA Sponsored ADR..........................  5,900   81,774
   GDF Suez SA..............................................  6,075  139,872
   Gemalto NV...............................................  1,658  123,511
   GL Events SA.............................................    729   16,283
   Groupe Eurotunnel SA.....................................  4,428   37,255
   Groupe Steria SCA........................................  1,736   34,375
   Guyenne et Gascogne SA...................................     72    7,748
  *Haulotte Group SA........................................    105    1,119
  #Havas SA.................................................  8,511   48,173
   Hermes International SA..................................    146   51,602
   Imerys SA................................................    712   40,569
   Ingenico SA..............................................  1,037   54,547
  #Interparfums SA..........................................    321    9,149
   Ipsos SA.................................................    347   11,256
  *JCDecaux SA..............................................  1,115   31,654
   Korian SA................................................    218    3,517
   Lafarge SA...............................................  3,581  139,970
  #Lagardere SCA............................................  3,917  118,776
   Legrand SA...............................................  2,260   76,295
  #L'Oreal SA...............................................  1,566  188,509
  #LVMH Moet Hennessy Louis Vuitton SA......................  1,983  328,970
   M6 Metropole Television SA...............................    533    8,189
   Maisons France Confort SA................................    226    6,234
  *Manitou BF...............................................    582   12,772
  *Maurel & Prom Nigeria SA.................................  1,547    4,300
  *Medica SA................................................    535    8,274
   Mersen SA................................................    178    5,900
   Natixis SA............................................... 19,483   59,392
   Naturex SA...............................................    308   19,960
   Nexans SA................................................  1,179   59,090

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
   Nexity SA................................................    965 $   27,481
   Norbert Dentressangle SA.................................      3        248
  *NRJ Group SA.............................................  2,272     17,809
  #Orpea SA.................................................    359     12,043
   PagesJaunes Groupe SA....................................  2,821      8,099
   Pernod-Ricard SA.........................................  2,291    237,731
  #Peugeot SA...............................................  4,045     48,580
   Pierre & Vacances SA.....................................    107      3,182
   Plastic Omnium SA........................................    474     12,399
  #PPR SA...................................................    422     70,621
   Publicis Groupe SA.......................................  1,084     55,974
   Rallye SA................................................    815     27,217
   Remy Cointreau SA........................................    416     46,392
   Renault SA...............................................  6,288    286,045
   Rexel SA.................................................  3,608     75,486
   Rubis SA.................................................    860     46,769
  *SA des Ciments Vicat.....................................    291     16,721
   Safran SA................................................  1,124     41,661
   Saft Groupe SA...........................................    337      9,305
   Samse SA.................................................      4        320
   Sanofi SA................................................  1,420    108,462
   Sanofi SA ADR............................................  9,752    372,331
   Schneider Electric SA....................................  5,548    341,733
   SEB SA...................................................    290     23,127
   Sechilienne SA...........................................    158      2,412
   Sequana SA...............................................    986      4,599
   SES SA...................................................  2,870     68,766
   Societe BIC SA...........................................    594     65,431
   Societe d'Edition de Canal Plus SA.......................  1,800     10,203
   Societe Generale SA...................................... 12,041    285,061
 #*Societe Television Francaise 1 SA........................  2,666     25,823
   Sodexo SA................................................    886     70,585
  *Soitec SA................................................  1,897      8,039
   Sopra Group SA...........................................    228     13,159
   Stef SA..................................................     27      1,408
   STMicroelectronics NV....................................  7,387     42,533
   STMicroelectronics NV ADR................................  4,375     25,288
  *Technicolor SA...........................................    828      1,753
   Technip SA...............................................    829     94,141
   Teleperformance SA.......................................  1,201     32,183
   Thales SA................................................  1,703     59,040
  *Theolia SA...............................................    955      1,089
   Total SA.................................................  7,373    353,930
   Total SA Sponsored ADR...................................  6,225    299,485
   Trigano SA...............................................  1,235     18,217
  *UbiSoft Entertainment SA.................................  1,168      8,052
   Valeo SA.................................................  1,541     75,783
  *Vallourec SA.............................................  1,579     95,090
   Veolia Environnement SA..................................  2,029     29,708
   Veolia Environnement SA ADR..............................  1,000     14,550
   Viel et Compagnie SA.....................................    300        967
   Vilmorin & Cie SA........................................    128     13,815
   Vinci SA.................................................  2,833    131,396
   Virbac SA................................................    123     20,687
   Vivendi SA............................................... 17,211    318,343
   Zodiac Aerospace SA......................................    356     39,176
                                                                    ----------
TOTAL FRANCE................................................         9,366,064
                                                                    ----------
GERMANY -- (5.1%)
  *Aareal Bank AG...........................................  1,754     33,878
   Adidas-Salomon AG........................................  3,307    275,836

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
GERMANY -- (Continued)
  *ADVA AG Optical Networking...............................  1,788 $ 12,881
  *Air Berlin P.L.C.........................................  3,958   10,662
  #Aixtron SE...............................................    817   14,928
   Allianz SE...............................................  4,254  474,496
   Allianz SE Sponsored ADR................................. 10,000  110,600
  *Asian Bamboo AG..........................................    317    4,682
   Aurubis AG...............................................    920   51,204
   Axel Springer AG.........................................    675   30,797
 #*Balda AG.................................................  1,434   10,817
  #BASF SE..................................................  4,483  369,098
  *Bauer AG.................................................     98    2,420
  #Bayer AG.................................................  2,614  184,192
   BayWa AG.................................................    329   12,005
   Bechtle AG...............................................    976   43,962
  #Beiersdorf AG............................................  1,390   97,545
   Bilfinger Berger SE......................................    482   44,099
   Biotest AG...............................................    111    6,950
  *Brenntag AG..............................................    357   44,474
   Carl Zeiss Meditec AG....................................    420   11,693
  *Celesio AG...............................................  1,640   28,282
   Cewe Color Holding AG....................................    374   16,487
   Comdirect Bank AG........................................  2,270   25,964
  *Commerzbank AG........................................... 55,540  120,253
  *Constantin Medien AG.....................................  3,713    8,278
 #*Continental AG...........................................  1,080  104,747
   CropEnergies AG..........................................  1,674   10,735
   CTS Eventim AG...........................................    508   19,835
  *Curanum AG...............................................  1,768    4,574
  *Delticom AG..............................................     86    8,357
   Deutsche Bank AG......................................... 11,436  496,471
   Deutsche Bank AG.........................................  1,215   52,719
   Deutsche Lufthansa AG....................................  4,149   54,030
   Deutsche Post AG......................................... 17,877  333,833
   Deutsche Telekom AG...................................... 20,584  232,078
   Deutsche Telekom AG Sponsored ADR........................  6,800   77,520
   Deutsche Wohnen AG.......................................  1,863   27,409
  *Deutz AG.................................................  1,775   12,598
  *Dialog Semiconductor P.L.C...............................    987   21,747
   Douglas Holding AG.......................................    193    8,868
   Drillisch AG.............................................  2,194   27,686
   Duerr AG.................................................    458   28,947
  #E.ON AG.................................................. 10,914  247,112
   Elmos Semiconductor AG...................................  1,078   12,106
  #ElreingKlinger AG........................................    444   12,862
   Fielmann AG..............................................    130   12,599
   Fraport AG...............................................  1,100   71,527
   Freenet AG...............................................  2,915   50,697
   Fresenius Medical Care AG & Co. KGaA.....................    648   46,016
   Fresenius Medical Care AG & Co. KGaA ADR.................    800   56,800
   Fresenius SE & Co. KGaA..................................  1,233  123,100
  *GAGFAH SA................................................  3,299   29,589
   Gerresheimer AG..........................................  1,019   47,072
  *Gesco AG.................................................    211   17,650
   GFK SE...................................................    415   22,053
  *Gildemeister AG..........................................  3,114   63,808
   Grenkeleasing AG.........................................    342   22,818
   H&R AG...................................................     95    1,912
 #*Heidelberger Druckmaschinen AG...........................  5,179    9,054
  #Heidelberger Zement AG...................................  2,307  126,941
   Henkel AG & Co. KGaA.....................................    991   60,679
  #Hochtief AG..............................................  1,313   77,017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
GERMANY -- (Continued)
  #Indus Holding AG.........................................    446 $   13,901
   Infineon Technologies AG ADR.............................  7,164     71,353
 #*IVG Immobilien AG........................................  5,487     12,709
  *Jenoptik AG..............................................  3,400     28,003
  *K+S AG...................................................  1,453     72,623
  *Kabel Deutschland Holding AG.............................  1,269     80,001
   Kloeckner & Co. SE.......................................  2,194     29,861
   Kontron AG...............................................  4,419     32,007
  #Krones AG................................................    310     17,178
 #*Kuka AG..................................................    785     18,695
   KWS Saat AG..............................................     54     14,409
   Lanxess AG...............................................  1,640    130,570
   Leoni AG.................................................  1,292     66,397
   Linde AG.................................................  1,089    186,396
  #LPKF Laser & Electronics AG..............................    929     16,415
   MAN SE...................................................    957    120,975
   Merck KGaA...............................................  1,135    124,759
   Metro AG.................................................  1,648     53,205
   MLP AG...................................................    696      5,888
  *Morphosys AG.............................................  1,004     27,423
   MTU Aero Engines Holding AG..............................    936     78,864
  #Munchener Rueckversicherungs-Gesellschaft AG.............  1,880    273,070
  #MVV Energie AG...........................................    114      3,601
  *Nordex SE................................................    320      1,423
  *Patrizia Immobilien AG...................................  2,980     19,316
   Pfeiffer Vacuum Technology AG............................    214     25,981
   PNE Wind AG..............................................  5,346     11,413
   Praktiker AG.............................................  1,393      3,121
   Puma SE..................................................     94     32,986
   R Stahl AG...............................................    392     14,064
  #Rational AG..............................................     48     12,274
   Rheinmetall AG...........................................    937     52,654
   Rhoen-Klinikum AG........................................  3,216     90,503
   SAP AG...................................................  1,480     98,144
   SAP AG Sponsored ADR.....................................  3,560    235,992
 #*SGL Carbon SE............................................    966     44,151
   Siemens AG...............................................    772     71,657
   Siemens AG Sponsored ADR.................................  4,534    421,073
  *Sky Deutschland AG.......................................  1,980      5,070
  #Software AG..............................................    597     20,868
  #Stada Arzneimittel AG....................................  2,098     69,652
   STRATEC Biomedical AG....................................    161      7,668
  *Suss Microtec AG.........................................  1,680     23,376
   Symrise AG...............................................  1,802     52,226
  *TAG Immobilien AG........................................  1,515     15,045
   Takkt AG.................................................    314      4,614
 #*TUI AG...................................................  4,115     30,093
   Vossloh AG...............................................    284     27,713
   VTG AG...................................................    506      9,166
   Wacker Chemie AG.........................................    274     22,094
   Wincor Nixdorf AG........................................    165      6,402
   Wirecard AG..............................................  1,798     33,359
                                                                    ----------
TOTAL GERMANY...............................................         7,620,450
                                                                    ----------
GREECE -- (0.2%)
  *Agricultural Bank of Greece S.A..........................    227         59
  *Alpha Bank A.E...........................................  3,571      5,011
  *Bank of Cyprus Public Co., Ltd........................... 19,567     11,663
   Bank of Greece S.A.......................................    135      2,417
   Coca-Cola Hellenic Bottling Co. S.A......................  2,831     56,231
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.................    700     13,776

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
GREECE -- (Continued)
  *Cyprus Popular Bank PCL..................................   5,885 $  1,575
  *EFG Eurobank Ergasias S.A................................   9,716    7,738
   EYDAP Athens Water Supply & Sewage Co. S.A...............   1,035    5,342
  *Fourlis Holdings S.A.....................................     615      968
   GEK Terna S.A............................................   1,220    1,340
   Hellenic Petroleum S.A...................................   3,218   23,652
  *Hellenic Telecommunication Organization Co. S.A..........  10,084   32,920
   JUMBO S.A................................................   3,858   18,747
   Motor Oil (Hellas) Corinth Refineries S.A................   1,306   10,716
  *Mytilineos Holdings S.A..................................   4,261   14,553
  *National Bank of Greece S.A..............................  18,147   40,489
  *National Bank of Greece S.A. ADR.........................     918    2,093
  *OPAP S.A.................................................   2,782   24,862
  *Piraeus Bank S.A.........................................  28,913    9,942
   Public Power Corp. S.A...................................   1,803    6,064
  *Sidenor Steel Products Manufacturing Co. S.A.............     614      752
   Titan Cement Co. S.A.....................................   1,093   21,208
  *TT Hellenic Postbank S.A.................................   3,483    1,845
                                                                     --------
TOTAL GREECE................................................          313,963
                                                                     --------
HONG KONG -- (1.0%)
   AAC Technologies Holdings, Inc...........................   4,000   11,746
   Allied Properties (H.K.), Ltd............................  48,000    6,291
   Associated International Hotels, Ltd.....................   4,000    8,500
   BOC Hong Kong Holdings, Ltd..............................  15,000   46,459
  #Brightoil Petroleum Holdings, Ltd........................  24,000    5,283
   Cathay Pacific Airways, Ltd..............................  19,000   32,145
   Cheung Kong Holdings, Ltd................................   2,000   26,501
   Chow Sang Sang Holdings International, Ltd...............   2,000    5,057
   CLP Holdings, Ltd........................................   9,000   77,046
   Dickson Concepts International, Ltd......................   6,500    3,594
   EcoGreen Fine Chemicals Group, Ltd.......................  28,000    5,307
   Esprit Holdings, Ltd.....................................   8,600   17,628
  *Genting Hong Kong, Ltd...................................  96,000   35,360
   Giordano International, Ltd..............................  14,000   12,154
   Glorious Sun Enterprises, Ltd............................  14,000    4,787
  *G-Resources Group, Ltd................................... 144,000    9,253
   Hang Lung Group, Ltd.....................................  10,000   62,304
   Hang Lung Properties, Ltd................................  16,000   58,927
  #Hang Seng Bank, Ltd......................................   3,600   49,300
   Harbour Centre Development, Ltd..........................   2,000    2,429
   Henderson Land Development Co., Ltd......................   7,024   39,855
   HKR International, Ltd...................................  48,800   18,427
   Hong Kong & China Gas Co., Ltd...........................  11,000   28,098
   Hong Kong & Shanghai Hotels, Ltd.........................   6,500    8,506
   Hong Kong Aircraft Engineering Co., Ltd..................     800   11,159
   Hongkong Chinese, Ltd....................................  58,000    9,219
   Hopewell Holdings, Ltd...................................   2,500    6,700
   Hysan Development Co., Ltd...............................   4,000   18,056
   Kerry Properties, Ltd....................................  13,000   58,820
   Kowloon Development Co., Ltd.............................   7,000    7,286
   Li & Fung, Ltd...........................................  25,360   54,079
   Lifestyle International Holdings, Ltd....................   4,500   10,488
   Luk Fook Holdings International, Ltd.....................   4,000   11,335
   Midland Holdings, Ltd....................................  18,000    9,026
   MTR Corp.................................................  10,051   35,647
   New World Development Co., Ltd...........................  28,986   36,007
   NWS Holdings, Ltd........................................  16,185   24,317
   Orient Overseas International, Ltd.......................   2,500   17,066
   Pacific Basin Shipping, Ltd..............................  21,000   10,989
   Paliburg Holdings, Ltd...................................  28,000    8,249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
   Power Assets Holdings, Ltd...............................  10,000 $   74,788
   Public Financial Holdings, Ltd...........................   6,000      2,583
   Samling Global, Ltd...................................... 106,000     10,046
   Sands China, Ltd.........................................  16,000     62,850
   Shangri-La Asia, Ltd.....................................   6,000     12,713
   Shun Tak Holdings, Ltd...................................  11,000      4,539
   Sino Land Co., Ltd.......................................  46,824     80,439
  *Sino-Tech International Holdings, Ltd.................... 110,000        992
   SJM Holdings, Ltd........................................   9,000     19,735
   Sun Hung Kai & Co., Ltd..................................   4,000      2,061
   Sustainable Forest Holdings, Ltd......................... 232,500      4,262
   Techtronic Industries Co., Ltd...........................  32,000     38,409
   Television Broadcasts, Ltd...............................   2,000     14,652
   Tongda Group Holdings, Ltd............................... 270,000     11,440
   Transport International Holdings, Ltd....................   2,800      5,756
   Victory City International Holdings, Ltd.................  41,042      4,689
   Vitasoy International Holdings, Ltd......................  10,000      7,329
  *VST Holdings, Ltd........................................  62,000     14,982
  #VTech Holdings, Ltd......................................   1,400     15,664
   Wharf Holdings, Ltd......................................  14,000     83,025
   Wheelock & Co., Ltd......................................  15,000     50,538
   Wynn Macau, Ltd..........................................   4,800     15,343
   Xinyi Glass Holdings, Ltd................................  34,000     21,860
   Yue Yuen Industrial Holdings, Ltd........................  10,500     35,028
                                                                     ----------
TOTAL HONG KONG.............................................          1,497,123
                                                                     ----------
IRELAND -- (0.2%)
  *Anglo Irish Bank Corp. P.L.C.............................   5,570         --
   C&C Group P.L.C. (B010DT8)...............................   1,711      8,541
   C&C Group P.L.C. (B011Y09)...............................     686      3,443
   CRH P.L.C................................................   3,200     64,928
   CRH P.L.C. Sponsored ADR.................................     372      7,563
   DCC P.L.C. (0242493).....................................     432     10,924
   DCC P.L.C. (4189477).....................................   1,578     39,899
   Dragon Oil P.L.C.........................................   5,185     48,895
   FBD Holdings P.L.C.......................................   1,875     21,626
   Glanbia P.L.C............................................   4,032     30,618
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......  87,494     12,998
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored
     ADR (The)..............................................      30        185
   Grafton Group P.L.C......................................   5,495     24,011
  *Independent News & Media P.L.C...........................     730        257
  *Kenmare Resources P.L.C..................................     953        778
   Paddy Power P.L.C........................................     456     29,797
  *Smurfit Kappa Group P.L.C................................   3,302     27,818
   United Drug P.L.C........................................   1,895      5,818
                                                                     ----------
TOTAL IRELAND...............................................            338,099
                                                                     ----------
ISRAEL -- (0.2%)
  *Azrieli Group, Ltd.......................................     593     14,490
  *Ceragon Networks, Ltd....................................   1,170     10,722
   Clal Industries & Investments, Ltd.......................   2,565      9,411
   Clal Insurance Enterprises Holdings, Ltd.................     670     10,494
   Elbit Systems, Ltd.......................................     313     11,419
  *EZchip Semiconductor, Ltd................................     325     13,314
  *First International Bank of Israel, Ltd..................     123      1,394
   Frutarom Industries, Ltd.................................   1,280     12,206
  *Given Imaging, Ltd.......................................     902     17,549
   Harel Insurance Investments & Finances, Ltd..............     384     14,643
   Hot Telecommunications Systems, Ltd......................     651      6,562
   Israel Chemicals, Ltd....................................   3,570     40,837
  *Israel Discount Bank, Ltd. Series A......................   2,038      2,643

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
ISRAEL -- (Continued)
  *Mellanox Technologies, Ltd...............................   1,147 $ 65,897
   Migdal Insurance & Financial Holding, Ltd................   6,903   10,152
  *Nitsba Holdings (1995), Ltd..............................     720    6,335
  *Oil Refineries, Ltd......................................  30,902   17,967
   Osem Investments, Ltd....................................   1,359   20,725
   Paz Oil Co., Ltd.........................................      79   10,759
  *Retalix, Ltd.............................................     659   13,906
  *Strauss Group, Ltd.......................................   1,238   14,917
                                                                     --------
TOTAL ISRAEL................................................          326,342
                                                                     --------
ITALY -- (1.9%)
  #A2A SpA..................................................  14,901    9,456
   ACEA SpA.................................................     926    5,357
   Alerion Cleanpower SpA...................................   2,085   10,642
   Ansaldo STS SpA..........................................   2,796   24,710
 #*Arnoldo Mondadori Editore SpA............................   3,462    5,115
   Assicurazioni Generali SpA...............................  12,375  168,832
   Astaldi SpA..............................................   2,155   16,696
   Atlantia SpA.............................................   1,665   25,245
   Autogrill SpA............................................   1,407   14,010
   Azimut Holding SpA.......................................   3,472   34,110
  #Banca Monte Dei Paschi di Siena SpA......................  73,896   26,287
  #Banca Piccolo Credito Valtellinese Scarl.................   5,966    8,947
   Banca Popolare dell'Emilia Romagna Scarl.................   2,591   15,919
 #*Banca Popolare dell'Etruria e del Lazio Scarl............   5,434    8,904
  #Banca Popolare di Milano Scarl...........................  36,030   17,739
  #Banca Popolare di Sondrio Scarl..........................   5,177   34,881
   Banco Popolare Scarl.....................................   2,213    3,291
  #BasicNet SpA.............................................   3,053    8,529
 #*Buongiorno SpA...........................................   4,310    9,226
   C.I.R. SpA - Compagnie Industriali Riunite...............  12,797   17,477
   Credito Emiliano SpA.....................................   1,297    5,310
   De Longhi SpA............................................   4,371   61,621
  *Delclima SpA.............................................   4,371    2,564
   DiaSorin SpA.............................................     691   18,222
   Enel SpA.................................................  62,616  205,342
   Eni SpA..................................................  18,125  402,733
   Eni SpA Sponsored ADR....................................     600   26,736
   ERG SpA..................................................     971    7,318
   Esprinet SpA.............................................   1,834    8,146
   Falck Renewables SpA.....................................   2,083    2,394
  *Fiat Industrial SpA......................................   5,316   60,348
  *Fiat SpA.................................................   5,849   28,252
  *Finmeccanica SpA.........................................   8,008   34,448
  *Gemina SpA...............................................   6,656    5,690
   Geox SpA.................................................     707    2,279
   Gruppo Editoriale L'Espresso SpA.........................   2,471    3,338
   Hera SpA.................................................   4,615    6,939
   Immsi SpA................................................  13,995   10,467
   Impregilo SpA............................................   2,167    8,563
   Interpump Group SpA......................................   2,221   19,833
   Intesa Sanpaolo SpA...................................... 127,319  192,997
   Iren SpA.................................................   3,033    2,007
   Italcementi SpA..........................................   3,075   19,334
   Italmobiliare SpA........................................     111    2,104
   KME Group SpA............................................   9,436    3,854
  *Lottomatica SpA..........................................   1,126   20,831
  *Mediaset SpA.............................................   9,368   22,297
 #*Milano Assicurazioni SpA.................................   5,077    1,692
   Piaggio & C. SpA.........................................   7,738   23,393
   Pirelli & Co. SpA........................................   5,139   62,617

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
 #*Prelios SpA..............................................   2,203 $      464
 #*Premafin Finanziaria SpA.................................   6,626      1,990
   Prysmian SpA.............................................   1,451     23,635
   Recordati SpA............................................   2,408     16,766
  *Reno de Medici SpA.......................................  17,900      2,970
  *Safilo Group SpA.........................................   1,166      7,651
   Saipem SpA...............................................   3,018    149,169
  *Saras SpA................................................  11,148     14,084
   Snam SpA.................................................  17,646     83,829
   Societa Cattolica di Assicurazioni Scrl..................   1,001     18,796
  #Societa Iniziative Autostradali e Servizi SpA............   3,086     19,335
  #Sogefi SpA...............................................   5,901     16,046
  *Sorin SpA................................................   5,946     11,163
   Telecom Italia SpA....................................... 114,064    129,404
   Telecom Italia SpA Sponsored ADR.........................   6,420     72,674
   Tenaris SA...............................................   1,995     38,833
   Tenaris SA ADR...........................................   2,200     86,218
   Terna Rete Elettrica Nazionale SpA.......................  12,948     48,099
   Tod's SpA................................................     420     48,393
   UniCredit SpA............................................  46,356    184,896
   Unione di Banche Italiane ScpA...........................   8,864     32,946
  *Unipol Gruppo Finanziario SpA............................      57      1,706
   Vittoria Assicurazioni SpA...............................   2,148     13,460
  *Yoox SpA.................................................   2,170     31,053
                                                                     ----------
TOTAL ITALY.................................................          2,790,622
                                                                     ----------
JAPAN -- (19.1%)
   77 Bank, Ltd. (The)......................................   5,000     19,938
   Accordia Golf Co., Ltd...................................      37     28,711
   Adeka Corp...............................................   4,200     38,586
   Advan Co., Ltd...........................................     500      4,738
   Advantest Corp. ADR......................................     500      8,255
   Aeon Co., Ltd............................................   6,600     86,163
   Aica Kogyo Co., Ltd......................................   2,900     42,494
   Aichi Bank, Ltd. (The)...................................     300     16,653
   Aichi Steel Corp.........................................   2,000      9,535
   Air Water, Inc...........................................   4,000     50,421
   Aisin Seiki Co., Ltd.....................................   1,600     56,340
   Ajinomoto Co., Inc.......................................   4,000     51,625
   Akebono Brake Industry Co., Ltd..........................   4,000     20,129
   Akita Bank, Ltd. (The)...................................   3,000      9,850
   Alfresa Holdings Corp....................................   1,300     60,034
   All Nippon Airways Co., Ltd..............................   5,000     14,675
   Alpine Electronics, Inc..................................   2,300     30,209
   Alps Electric Co., Ltd...................................   3,200     29,105
   Amada Co., Ltd...........................................   6,000     40,724
   Amano Corp...............................................   3,100     27,735
  #Anritsu Corp.............................................   2,000     26,095
   AOI Electronic Co., Ltd..................................     200      3,365
   Aomori Bank, Ltd. (The)..................................   6,000     17,983
   Arakawa Chemical Industries, Ltd.........................     300      2,590
   Arc Land Sakamoto Co., Ltd...............................     900     14,100
   Arcs Co., Ltd............................................   2,023     43,486
   Arnest One Corp..........................................   2,000     22,701
   Asahi Diamond Industrial Co., Ltd........................   1,000     11,059
   Asahi Glass Co., Ltd.....................................  14,000    110,076
   Asahi Group Holdings, Ltd................................   4,300     96,824
   Asahi Kasei Corp.........................................  17,000    105,073
   Asatsu-DK, Inc...........................................     300      8,677
  #Asics Corp...............................................   1,500     16,149
   Astellas Pharma, Inc.....................................   4,800    194,667

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
  #Atom Corp................................................  3,800 $ 15,773
   Autobacs Seven Co., Ltd..................................    400   19,197
   Avex Group Holdings, Inc.................................  2,300   26,115
   Awa Bank, Ltd. (The).....................................  3,000   17,710
   Azbil Corp...............................................  2,200   47,133
   Bank of Iwate, Ltd. (The)................................    200    8,738
   Bank of Kyoto, Ltd. (The)................................  4,000   33,887
   Bank of Okinawa, Ltd. (The)..............................    300   12,512
   Bank of Saga, Ltd. (The).................................  8,000   20,427
   Bank of the Ryukyus, Ltd.................................  1,800   23,196
   Bank of Yokohama, Ltd. (The).............................  6,000   29,058
   Benesse Holdings, Inc....................................    500   24,826
   Bridgestone Corp.........................................  4,800  113,577
   Brother Industries, Ltd..................................  2,300   30,905
   Bunka Shutter Co., Ltd...................................  6,000   22,729
   Calsonic Kansei Corp.....................................  4,000   22,503
   Canon Electronics, Inc...................................    400    9,869
   Canon Marketing Japan, Inc...............................  1,000   12,900
   Canon, Inc...............................................    200    9,066
   Canon, Inc. Sponsored ADR................................  8,300  376,488
  #Casio Computer Co., Ltd..................................  9,200   61,119
   Central Glass Co., Ltd...................................  7,000   28,692
   Century Tokyo Leasing Corp...............................  2,300   46,004
   Chiyoda Corp.............................................  3,000   36,126
   Chubu Electric Power Co., Ltd............................  6,400  104,812
   Chubu Shiryo Co., Ltd....................................  1,000    6,456
   Chugai Pharmaceutical Co., Ltd...........................  1,800   32,397
   Chugoku Electric Power Co., Ltd. (The)...................  2,800   48,043
   Chugoku Marine Paints, Ltd...............................  2,000   11,935
   Chukyo Bank, Ltd. (The)..................................  8,000   19,736
   Chuo Mitsui Trust Holdings, Inc.......................... 11,000   32,225
   Chuo Spring Co., Ltd.....................................  1,000    4,094
   Citizen Holdings Co., Ltd................................  6,000   37,681
   CKD Corp.................................................    700    5,181
   Cleanup Corp.............................................    600    4,532
  *CMK Corp.................................................  2,600   13,369
   Coca-Cola West Co., Ltd..................................  2,100   37,906
   Cocokara fine, Inc.......................................    400   12,477
   COMSYS Holdings Corp.....................................  1,600   16,129
   Cosel Co., Ltd...........................................    600    8,517
   Cosmo Oil Co., Ltd....................................... 25,000   69,330
   Dai Nippon Printing Co., Ltd............................. 12,000  106,499
   Daicel Chemical Industries, Ltd.......................... 10,000   63,388
   Daido Steel Co., Ltd.....................................  6,000   37,220
   Daidoh, Ltd..............................................    500    4,066
 #*Daiei, Inc. (The)........................................  1,350    4,455
   Daifuku Co., Ltd.........................................  1,500    8,015
   Daihatsu Motor Co., Ltd..................................  2,000   37,754
   Daihen Corp..............................................  2,000    6,707
   Dai-ichi Life Insurance Co., Ltd. (The)..................      4    5,009
   Daiichi Sankyo Co., Ltd..................................  5,700   97,888
   Daikin Industries, Ltd...................................  2,600   68,694
   Daikyo, Inc.............................................. 12,000   31,298
   Dainippon Screen Manufacturing Co., Ltd..................  5,000   45,144
   Dainippon Sumitomo Pharma Co., Ltd.......................  4,900   49,073
   Daio Paper Corp..........................................  1,000    5,557
   Daisan Bank, Ltd. (The)..................................  2,000    4,038
   Daiseki Co., Ltd.........................................  1,100   18,992
   Daito Trust Construction Co., Ltd........................    500   44,964
   Daiwa House Industry Co., Ltd............................ 12,000  154,851
   Daiwa Securities Group, Inc.............................. 19,000   71,801

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Daiwabo Holdings Co., Ltd................................  8,000 $ 17,020
   DCM Holdings Co., Ltd....................................  1,300    9,870
   Denki Kagaku Kogyo K.K................................... 14,000   54,186
   Denso Corp...............................................  4,200  135,808
   DIC Corp................................................. 14,000   29,087
  #Disco Corp...............................................    300   17,926
   Doutor Nichires Holdings Co., Ltd........................  1,900   25,849
   Dowa Holdings Co., Ltd................................... 10,000   63,738
   Duskin Co., Ltd..........................................  1,300   25,170
   eAccess, Ltd.............................................     49    9,843
   East Japan Railway Co....................................  2,600  161,765
  *Ebara Corp............................................... 18,000   72,823
  #Edion Corp...............................................  1,300    8,144
   Ehime Bank, Ltd. (The)...................................  8,000   22,457
   Eighteenth Bank, Ltd. (The)..............................  3,000    8,452
   Eisai Co., Ltd...........................................    600   23,450
   Eizo Nanao Corp..........................................  1,100   21,188
   Electric Power Development Co., Ltd......................  1,000   27,670
   ESPEC Corp...............................................    700    6,372
   Exedy Corp...............................................  1,300   36,536
   Ezaki Glico Co., Ltd.....................................  1,000   11,961
   FALCO SD HOLDINGS Co., Ltd...............................    200    2,241
   FamilyMart Co., Ltd......................................    400   17,805
   Fancl Corp...............................................  1,500   19,662
   FANUC Corp...............................................  1,500  252,976
   Fast Retailing Co., Ltd..................................    300   67,040
   FCC Co., Ltd.............................................    300    6,126
   FIDEA Holdings Co., Ltd..................................  5,200   12,870
   FP Corp..................................................    500   32,290
   Fuji Co., Ltd............................................  1,000   22,951
   Fuji Corp, Ltd...........................................  1,100    6,081
   Fuji Electric Holdings Co., Ltd.......................... 10,000   26,784
   Fuji Heavy Industries, Ltd...............................  9,000   67,883
   Fuji Oil Co., Ltd........................................  1,100   14,934
   Fuji Seal International, Inc.............................  1,300   24,929
  #Fuji Soft, Inc...........................................    600   10,569
   Fuji Television Network, Inc.............................      7   11,808
   FUJIFILM Holdings Corp...................................  5,400  114,536
   Fujikura, Ltd............................................ 11,000   34,202
   Fujimi, Inc..............................................    400    5,070
   Fujitec Co., Ltd.........................................  6,000   37,411
   Fujitsu, Ltd............................................. 20,000   97,207
   FuKoKu Co., Ltd..........................................    200    2,281
   Fukui Bank, Ltd. (The)...................................  3,000    9,367
   Fukuoka Financial Group, Inc............................. 13,000   54,086
   Furukawa Electric Co., Ltd...............................  4,000   10,855
  *Futaba Industrial Co., Ltd...............................    500    2,669
   Fuyo General Lease Co., Ltd..............................    400   13,013
   Glory, Ltd...............................................  1,500   32,259
   Godo Steel, Ltd..........................................  8,000   18,327
   Goldcrest Co., Ltd.......................................  1,060   18,184
  #GS Yuasa Corp............................................  5,000   25,734
   Gunma Bank, Ltd. (The)...................................  4,000   20,295
   Gunze, Ltd...............................................  7,000   19,103
   H.I.S. Co., Ltd..........................................    700   22,657
   H2O Retailing Corp.......................................  3,000   26,405
   Hachijuni Bank, Ltd. (The)...............................  6,000   32,654
   Hakuhodo DY Holdings, Inc................................    620   38,716
   Hamamatsu Photonics K.K..................................    200    7,948
   Hankyu Hanshin Holdings, Inc............................. 13,000   60,653
   Hanwa Co., Ltd...........................................  3,000   12,586

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Harashin Narus Holdings Co., Ltd.........................    400 $  6,974
  *Haseko Corp.............................................. 34,000   24,499
   Heiwa Corp...............................................    500   10,418
   Heiwa Real Estate Co., Ltd............................... 10,500   26,524
   Heiwado Co., Ltd.........................................    700    9,953
   Hibiya Engineering, Ltd..................................    800    8,852
   Hino Motors, Ltd.........................................  2,000   14,144
  *Hitachi Cable, Ltd.......................................  3,000    7,015
   Hitachi Chemical Co., Ltd................................  3,300   61,174
  #Hitachi Construction Machinery Co., Ltd..................  1,700   36,764
   Hitachi High-Technologies Corp...........................  2,100   52,772
   Hitachi Koki Co., Ltd....................................    800    7,130
   Hitachi Kokusai Electric, Inc............................  2,000   18,800
  #Hitachi Metals, Ltd......................................  3,000   37,366
   Hitachi Tool Engineering, Ltd............................    600    6,022
   Hitachi Transport System, Ltd............................  1,100   20,131
   Hitachi Zosen Corp....................................... 22,500   30,295
   Hitachi, Ltd.............................................  6,000   38,215
   Hitachi, Ltd. ADR........................................  3,100  196,230
   Hokkaido Electric Power Co., Inc.........................  2,000   28,107
   Hokuetsu Bank, Ltd. (The)................................ 16,000   31,566
   Hokuetsu Kishu Paper Co., Ltd............................  4,500   28,804
   Hokuhoku Financial Group, Inc............................ 11,000   19,245
   Hokuriku Electric Power Co., Inc.........................  1,600   27,384
   Hokuto Corp..............................................    700   15,077
   Honda Motor Co., Ltd..................................... 10,300  370,689
   Honda Motor Co., Ltd. Sponsored ADR......................  8,100  291,924
   Horiba, Ltd..............................................  1,300   45,584
   Hoshizaki Electric Co., Ltd..............................    600   14,388
   Hosiden Corp.............................................    800    5,305
   House Foods Corp.........................................  2,300   38,737
   Hoya Corp................................................  1,400   32,112
  *Hulic Co., Ltd...........................................  2,600   29,760
   Hyakugo Bank, Ltd. (The).................................  6,000   24,914
   Ibiden Co., Ltd..........................................  2,300   46,957
   Idemitsu Kosan Co., Ltd..................................    700   64,453
   IHI Corp.................................................  6,000   14,515
   Iino Kaiun Kaisha, Ltd...................................  6,200   31,085
   Imperial Hotel, Ltd......................................    200    6,124
   Inaba Seisakusho Co., Ltd................................    600    8,120
   Inabata & Co., Ltd.......................................  1,200    7,887
   Inageya Co., Ltd.........................................  2,000   23,526
   Ines Corp................................................    500    3,923
   Inpex Corp...............................................     30  198,075
   Iseki & Co., Ltd.........................................  6,000   14,274
   Isetan Mitsukoshi Holdings, Ltd..........................  3,340   36,380
  #Ito En, Ltd..............................................    600   10,852
   ITOCHU Corp.............................................. 13,400  151,610
   Itoham Foods, Inc........................................  2,000    7,580
   Iwatani International Corp...............................  9,000   31,637
   Izumi Co., Ltd...........................................    700   14,583
   Izumiya Co., Ltd.........................................  4,000   20,405
   J. Front Retailing Co., Ltd..............................  9,000   46,244
   Japan Airport Terminal Co., Ltd..........................    700    9,601
   Japan Aviation Electronics Industry, Ltd.................  2,000   18,358
   Japan Steel Works, Ltd. (The)............................  7,000   42,579
   Japan Tobacco, Inc.......................................     11   60,937
   Japan Wool Textile Co., Ltd. (The).......................  1,000    7,523
   JFE Holdings, Inc........................................  5,200   97,248
   JGC Corp.................................................  3,000   86,385
   JS Group Corp............................................  6,200  121,746

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
  #JSR Corp.................................................  2,800 $ 55,262
   JTEKT Corp...............................................  4,100   44,936
   Juroku Bank, Ltd.........................................  8,000   25,180
  *JVC Kenwood Holdings, Inc................................  3,820   16,284
   JX Holdings, Inc......................................... 26,120  147,340
  #Kadokawa Holdings, Inc...................................  1,200   34,513
  #Kagome Co., Ltd..........................................  1,500   30,191
   Kagoshima Bank, Ltd. (The)...............................  2,000   12,042
   Kajima Corp.............................................. 22,403   63,854
  #Kakaku.com, Inc..........................................  1,000   31,096
   Kaken Pharmaceutical Co., Ltd............................  1,000   12,367
   Kamei Corp...............................................  2,000   28,312
   Kaneka Corp.............................................. 12,000   74,159
  *Kanematsu Corp........................................... 16,000   19,107
   Kansai Electric Power Co., Inc...........................  8,400  121,805
  #Kansai Paint Co., Ltd....................................  7,000   75,342
   Kao Corp.................................................  3,900  104,502
  *Katakura Industries Co., Ltd.............................  1,200   10,839
   Kato Sangyo Co., Ltd.....................................    900   18,508
   Kawasaki Heavy Industries, Ltd........................... 14,000   42,024
 #*Kawasaki Kisen Kaisha, Ltd............................... 13,000   27,383
   KDDI Corp................................................     31  202,935
   Keihin Corp..............................................    600   10,204
  *Kenedix, Inc.............................................     64   11,514
   Kewpie Corp..............................................  3,500   52,503
   Kikkoman Corp............................................  4,000   46,901
   Kinden Corp..............................................  2,000   13,889
  #Kintetsu Corp............................................ 11,000   38,805
   Kirin Holdings Co., Ltd..................................  6,000   76,395
   Kitz Corp................................................  7,500   29,371
   Kiyo Holdings, Inc.......................................  9,000   12,904
   Koa Corp.................................................    900    9,174
  #Kobayashi Pharmaceutical Co., Ltd........................    600   30,134
   Kobe Steel, Ltd.......................................... 62,000   88,424
   Kohnan Shoji Co., Ltd....................................  1,900   27,555
   Koito Manufacturing Co., Ltd.............................  1,000   15,474
   Kokuyo Co., Ltd..........................................  1,500   11,251
   Komatsu, Ltd.............................................  9,800  282,044
   Komori Corp..............................................    900    7,872
  #Konica Minolta Holdings, Inc............................. 14,000  113,584
   Konishi Co., Ltd.........................................    300    4,142
   Kose Corp................................................  1,300   30,044
   K's Holdings Corp........................................    719   21,630
   Kubota Corp..............................................  8,000   77,225
   Kubota Corp. Sponsored ADR...............................  1,000   47,970
   Kurabo Industries, Ltd................................... 13,000   24,227
   Kuraray Co., Ltd.........................................  3,000   42,814
   Kureha Corp..............................................  2,000    9,549
   Kurita Water Industries, Ltd.............................    700   17,153
   Kuroda Electric Co., Ltd.................................    300    3,067
  #KYB Co., Ltd.............................................  3,000   17,016
   Kyocera Corp.............................................    700   68,243
   Kyocera Corp. Sponsored ADR..............................  1,000   97,310
  #Kyokuyo Co., Ltd.........................................  2,000    4,726
   KYORIN Holdings, Inc.....................................  2,000   38,392
   Kyowa Exeo Corp..........................................  2,000   18,193
   Kyowa Hakko Kirin Co., Ltd...............................  4,000   42,046
   Kyushu Electric Power Co., Inc...........................  3,300   43,773
   Lawson, Inc..............................................    500   33,103
   LEC, Inc.................................................    400    6,122
  *Leopalace21 Corp.........................................  2,100    6,525

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
   Life Corp................................................   1,400 $ 24,767
   Lintec Corp..............................................   1,100   21,252
   Lion Corp................................................   5,000   28,885
   M3, Inc..................................................       8   37,189
   Mabuchi Motor Co., Ltd...................................     500   20,917
   Maeda Corp...............................................   7,000   29,318
   Maeda Road Construction Co., Ltd.........................   1,000   12,084
   Maezawa Kasei Industries Co., Ltd........................     400    4,710
   Makino Milling Machine Co., Ltd..........................   7,000   50,649
   Makita Corp..............................................   1,200   45,934
   Mandom Corp..............................................   1,000   25,301
   Mars Engineering Corp....................................     300    6,816
   Marubeni Corp............................................  14,000   97,212
   Marubun Corp.............................................     800    3,632
   Marudai Food Co., Ltd....................................   1,000    3,865
   Maruha Nichiro Holdings, Inc.............................   6,000   10,428
   Marui Group Co., Ltd.....................................   4,600   36,512
   Marusan Securities Co., Ltd..............................   3,900   14,924
   Max Co., Ltd.............................................   2,000   24,954
  *Mazda Motor Corp.........................................  44,000   71,501
   Medipal Holdings Corp....................................   2,000   25,299
   Megmilk Snow Brand Co., Ltd..............................     600   10,874
   Meidensha Corp...........................................   4,000   14,247
   Meiji Holdings Co., Ltd..................................     300   13,287
   Meitec Corp..............................................     300    6,165
   Michinoku Bank, Ltd. (The)...............................   3,000    5,772
   Minato Bank, Ltd. (The)..................................   8,000   14,706
   Minebea Co., Ltd.........................................  10,000   45,310
   Miraca Holdings, Inc.....................................     600   23,630
   Misumi Group, Inc........................................     600   14,036
   Mitsubishi Chemical Holdings Corp........................  30,000  158,102
   Mitsubishi Corp..........................................   8,980  194,614
   Mitsubishi Electric Corp.................................  22,000  193,261
   Mitsubishi Estate Co., Ltd...............................   7,000  123,748
   Mitsubishi Gas Chemical Co., Inc.........................   9,369   61,380
   Mitsubishi Heavy Industries, Ltd.........................  40,000  181,401
   Mitsubishi Logistics Corp................................   3,000   32,908
   Mitsubishi Materials Corp................................  20,000   59,651
  *Mitsubishi Motors Corp...................................  29,000   32,537
  *Mitsubishi Paper Mills, Ltd..............................  11,000   10,311
  *Mitsubishi Pencil Co., Ltd...............................     600   10,546
   Mitsubishi Steel Manufacturing Co., Ltd..................   3,000    9,475
   Mitsubishi Tanabe Pharma Corp............................   5,600   77,731
   Mitsubishi UFJ Financial Group, Inc......................  87,500  420,132
   Mitsubishi UFJ Financial Group, Inc. ADR.................  25,043  119,205
   Mitsui & Co., Ltd........................................   1,900   29,670
   Mitsui & Co., Ltd. Sponsored ADR.........................     473  146,195
   Mitsui Chemicals, Inc....................................  25,000   72,227
  *Mitsui Engineering & Shipbuilding Co., Ltd...............  21,000   30,877
   Mitsui Fudosan Co., Ltd..................................   6,000  109,901
   Mitsui Home Co., Ltd.....................................   3,000   15,784
   Mitsui Mining & Smelting Co., Ltd........................  14,000   35,105
   Mitsui O.S.K. Lines, Ltd.................................  26,000  100,774
   Mitsui-Soko Co., Ltd.....................................   8,000   34,802
  *Mitsumi Electric Co., Ltd................................   2,400   19,934
   Miura Co., Ltd...........................................     400   10,360
   Miyazaki Bank, Ltd. (The)................................   7,000   17,895
   Mizuho Financial Group, Inc.............................. 166,440  262,394
   Mizuho Financial Group, Inc. ADR.........................  11,600   36,424
   Mizuno Corp..............................................   6,000   32,705
   Mochida Pharmaceutical Co., Ltd..........................   2,000   23,255

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Mori Seiki Co., Ltd......................................  1,900 $ 18,937
   Morinaga & Co., Ltd...................................... 11,000   25,238
   Morinaga Milk Industry Co., Ltd..........................  4,000   14,626
   Mory Industries, Inc.....................................  2,000    6,757
   MOS Food Services, Inc...................................    700   13,544
   MS&AD Insurance Group Holdings, Inc......................  6,752  124,481
   Murata Manufacturing Co., Ltd............................  1,700   97,154
   Musashi Seimitsu Industry Co., Ltd.......................    300    7,023
   Musashino Bank, Ltd......................................    400   13,033
   Nabtesco Corp............................................  1,000   21,348
   Nachi-Fujikoshi Corp.....................................  1,000    4,992
   Nagase & Co., Ltd........................................  2,000   24,214
   Nakamuraya Co., Ltd......................................  1,000    4,948
   Namco Bandai Holdings, Inc...............................  1,500   21,448
   Nankai Electric Railway Co., Ltd......................... 11,000   45,662
   Nanto Bank, Ltd. (The)...................................  3,000   13,410
   Natori Co., Ltd..........................................    500    5,386
  *NEC Corp................................................. 79,000  142,623
   Net One Systems Co., Ltd.................................  3,200   43,656
   NGK Spark Plug Co., Ltd..................................  3,000   42,829
   NHK Spring Co., Ltd......................................  3,000   31,314
   Nichia Steel Works, Ltd..................................  1,000    2,637
   Nichias Corp.............................................  4,000   20,760
   Nichicon Corp............................................  1,300   15,587
   Nichirei Corp............................................  7,000   31,740
   Nidec Corp. ADR..........................................  2,800   62,916
   Nifco, Inc...............................................    500   13,450
   Nihon Kohden Corp........................................    700   20,418
   Nihon Parkerizing Co., Ltd...............................  1,000   14,934
   Nihon Unisys, Ltd........................................  2,600   19,529
   Nihon Yamamura Glass Co., Ltd............................  3,000    7,506
   Nikkiso Co., Ltd.........................................  3,000   31,502
   Nikon Corp...............................................  2,000   59,277
   Nippo Corp...............................................  3,000   30,866
   Nippon Ceramic Co., Ltd..................................    400    6,843
 #*Nippon Chemi-Con Corp....................................  6,000   22,621
   Nippon Coke & Engineering Co., Ltd.......................  3,500    4,999
  #Nippon Denko Co., Ltd....................................  2,000    8,391
   Nippon Electric Glass Co., Ltd...........................  4,000   32,319
   Nippon Flour Mills Co., Ltd..............................  2,000    9,049
   Nippon Kayaku Co., Ltd...................................  4,000   40,053
   Nippon Konpo Unyu Soko Co., Ltd..........................  1,000   12,991
   Nippon Light Metal Co., Ltd.............................. 33,000   48,505
   Nippon Meat Packers, Inc.................................  3,000   38,321
   Nippon Paint Co., Ltd....................................  6,000   45,762
  #Nippon Paper Group, Inc..................................  3,400   68,068
   Nippon Seiki Co., Ltd....................................  1,000   12,614
  #Nippon Sheet Glass Co., Ltd.............................. 27,800   36,007
   Nippon Shinyaku Co., Ltd.................................  1,000   12,675
   Nippon Shokubai Co., Ltd.................................  5,000   56,017
  *Nippon Signal Co., Ltd...................................  2,700   17,220
   Nippon Soda Co., Ltd.....................................  8,000   34,540
   Nippon Steel Corp........................................ 84,000  209,319
  #Nippon Suisan Kaisha, Ltd................................  2,700    8,800
   Nippon Telegraph & Telephone Corp........................  1,000   45,246
   Nippon Telegraph & Telephone Corp. ADR...................  6,000  135,300
   Nippon Television Network Corp...........................    180   27,876
   Nippon Thompson Co., Ltd.................................  3,000   16,589
   Nippon Valqua Industries, Ltd............................  3,000    8,369
  *Nippon Yakin Kogyo Co., Ltd..............................  2,000    3,155
   Nippon Yusen K.K......................................... 32,405   95,790

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Nipro Corp...............................................  2,000 $ 13,697
   Nishimatsu Construction Co., Ltd.........................  4,000    8,606
   Nishimatsuya Chain Co., Ltd..............................  2,600   21,699
   Nissan Chemical Industries, Ltd..........................  3,000   27,185
  #Nissan Motor Co., Ltd.................................... 16,200  168,432
   Nissan Shatai Co., Ltd...................................  1,000   10,555
 #*Nissha Printing Co., Ltd.................................    500    5,650
   Nisshin Oillio Group, Ltd. (The).........................  2,000    8,400
   Nisshin Seifun Group, Inc................................  5,500   67,107
  *Nisshin Steel Co., Ltd................................... 37,000   51,931
   Nisshinbo Holdings, Inc..................................  3,000   26,376
   Nissin Foods Holdings Co., Ltd...........................    900   33,863
   Nissin Kogyo Co., Ltd....................................    700   11,378
   Nitta Corp...............................................    800   15,190
   Nitto Boseki Co., Ltd....................................  8,000   30,381
   Nitto Denko Corp.........................................  2,400   98,496
   Nitto Kogyo Corp.........................................    700   10,168
   NKSJ Holdings, Inc.......................................  1,500   30,876
   NOF Corp.................................................  2,000   10,066
   NOK Corp.................................................  2,100   43,198
   Nomura Holdings, Inc..................................... 21,200   86,901
   Nomura Holdings, Inc. ADR................................ 14,000   56,980
   Nomura Real Estate Holdings, Inc.........................    900   15,733
   Noritz Corp..............................................    500    8,846
   NTN Corp................................................. 14,000   52,960
  #NTT Data Corp............................................      8   27,688
   NTT DoCoMo, Inc..........................................     75  128,063
   NTT DoCoMo, Inc. Sponsored ADR...........................  4,886   83,648
   Obayashi Corp............................................ 15,000   63,493
   Ohara, Inc...............................................    300    3,442
   Oiles Corp...............................................  1,500   30,448
   Oita Bank, Ltd. (The)....................................  2,000    5,690
   OJI Paper Co., Ltd....................................... 23,000  105,607
  *Oki Electric Industry Co., Ltd........................... 12,000   20,428
   Okinawa Electric Power Co., Ltd..........................    200    7,968
   OKUMA Corp...............................................  2,000   15,726
   Okumura Corp.............................................  7,000   25,607
   Okura Industrial Co., Ltd................................  2,000    6,121
  *Olympus Corp.............................................  2,500   39,252
   Omron Corp...............................................  3,500   74,360
   Osaka Gas Co., Ltd....................................... 26,000  105,147
  #Osaka Titanium Technologies Co., Ltd.....................    200    6,288
   Osaki Electric Co., Ltd..................................  1,000   10,457
   OSG Corp.................................................  1,100   17,362
  *Otsuka Holdings Co., Ltd.................................  1,100   33,151
  *Pacific Metals Co., Ltd..................................  7,000   33,872
   PanaHome Corp............................................  5,000   32,917
   Panasonic Corp........................................... 12,300   94,300
   Panasonic Corp. Sponsored ADR............................ 24,160  184,824
   Panasonic Electric Works Information Systems Co., Ltd....    300    7,654
  #Parco Co., Ltd...........................................    900    8,845
   Paris Miki Holdings, Inc.................................  2,800   17,821
   Park24 Co., Ltd..........................................    900   12,388
   Penta-Ocean Construction Co., Ltd........................  9,500   27,917
   Pigeon Corp..............................................    700   27,929
   Piolax, Inc..............................................    500   12,196
  *Pioneer Electronic Corp..................................  8,000   40,373
   Press Kogyo Co., Ltd.....................................  6,000   35,659
   Pronexus, Inc............................................    600    3,655
   Rengo Co., Ltd...........................................  7,000   51,183
   Resona Holdings, Inc..................................... 16,100   68,385

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Resorttrust, Inc.........................................  1,100 $ 18,177
   Ricoh Co., Ltd........................................... 18,000  161,246
   Riken Corp...............................................  5,000   21,093
  #Rinnai Corp..............................................    300   21,856
   Rohm Co., Ltd............................................  2,200   99,217
   Rohto Pharmaceutical Co., Ltd............................  1,000   12,809
   Roland DG Corp...........................................    700    8,223
   Round One Corp...........................................  2,400   15,702
   Royal Holdings Co., Ltd..................................  1,800   21,226
   Ryobi, Ltd...............................................  9,000   32,376
   Ryohin Keikaku Co., Ltd..................................    725   39,361
   Ryosan Co., Ltd..........................................    500    9,471
   Saibu Gas Co., Ltd.......................................  5,000   14,016
   Saizeriya Co., Ltd.......................................  1,800   27,929
   Sakata Seed Corp.........................................  1,800   25,229
   Sanden Corp..............................................  2,000    6,596
   Sangetsu Co., Ltd........................................    100    2,612
   Sanki Engineering Co., Ltd...............................  3,000   15,706
   Sankyo Co., Ltd..........................................    400   19,286
   Sankyu, Inc..............................................  8,000   31,742
   Sanrio Co., Ltd..........................................    300   13,186
   Santen Pharmaceutical Co., Ltd...........................    800   33,479
   Sanyo Chemical Industries, Ltd...........................  2,000   12,991
   Sanyo Special Steel Co., Ltd.............................  3,000   13,925
   Sapporo Hokuyo Holdings, Inc.............................  8,000   27,945
   Sapporo Holdings, Ltd....................................  6,000   20,973
   Sawai Pharmaceutical Co., Ltd............................    500   52,691
   SCSK Corp................................................  1,743   27,144
   Secom Co., Ltd...........................................  1,000   47,317
   Sega Sammy Holdings, Inc.................................  1,800   37,768
  #Seiko Epson Corp.........................................  3,600   48,026
   Seino Holdings Co., Ltd..................................  2,000   13,854
   Seiren Co., Ltd..........................................  1,800   13,083
   Sekisui Chemical Co., Ltd................................ 11,000   98,903
   Sekisui House, Ltd....................................... 16,000  148,326
   Sekisui Plastics Co., Ltd................................  5,000   17,296
   Senshukai Co., Ltd.......................................  1,600   11,665
   Seven & I Holdings Co., Ltd..............................  5,500  166,486
   Sharp Corp............................................... 25,000  159,930
   Shiga Bank, Ltd..........................................  6,000   34,281
   Shikoku Bank, Ltd........................................  3,000   10,916
   Shikoku Electric Power Co., Inc..........................  2,000   51,660
   Shima Seiki Manufacturing Co., Ltd.......................    300    5,565
   Shimachu Co., Ltd........................................    700   15,769
   Shimadzu Corp............................................  7,000   62,321
   Shimano, Inc.............................................    300   19,726
   Shimizu Corp............................................. 23,000   87,432
   Shindengen Electric Manufacturing Co., Ltd...............  1,000    4,136
   Shin-Etsu Chemical Co., Ltd..............................  3,300  190,475
   Shinko Electric Industries Co., Ltd......................  1,300   12,152
   Shionogi & Co., Ltd......................................  4,600   60,000
   Ship Healthcare Holdings, Inc............................    500   11,819
   Shiroki Corp.............................................  5,000   15,979
   Shiseido Co., Ltd........................................  3,900   68,278
   Shizuoka Bank, Ltd.......................................  4,000   41,859
   Shizuoka Gas Co., Ltd....................................  3,000   21,690
   SHO-BOND Holdings Co., Ltd...............................    200    5,058
  #Shochiku Co., Ltd........................................  1,000    9,634
   Showa Corp...............................................  1,800   15,712
   Showa Denko K.K.......................................... 39,000   86,779
   Showa Shell Sekiyu K.K...................................  9,600   60,414

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Sinanen Co., Ltd.........................................  4,000 $ 17,811
   Sintokogio, Ltd..........................................    600    6,299
   SKY Perfect JSAT Holdings, Inc...........................     27   11,759
   Softbank Corp............................................  3,200   95,509
   Sohgo Security Services Co., Ltd.........................    800    9,203
   Sojitz Corp.............................................. 29,600   49,850
   So-net Entertainment Corp................................      8   33,549
   Sony Corp................................................    300    4,852
  #Sony Corp. Sponsored ADR................................. 14,427  233,862
   Space Co., Ltd...........................................    200    1,298
   SRA Holdings, Inc........................................    600    6,845
   Stanley Electric Co., Ltd................................  1,900   29,107
   Star Micronics Co., Ltd..................................    700    7,423
   Starzen Co., Ltd.........................................  3,000    9,279
   Sugi Holdings Co., Ltd...................................  1,200   38,889
   Suminoe Textile Co., Ltd.................................  5,000   10,198
   Sumitomo Bakelite Co., Ltd...............................  9,000   46,751
   Sumitomo Chemical Co., Ltd............................... 28,231  116,081
   Sumitomo Corp............................................  6,100   86,688
   Sumitomo Electric Industries, Ltd........................ 10,400  140,288
   Sumitomo Forestry Co., Ltd...............................  4,200   36,550
   Sumitomo Heavy Industries, Ltd........................... 10,000   51,576
   Sumitomo Metal Industries, Ltd........................... 40,000   71,855
   Sumitomo Metal Mining Co., Ltd...........................  6,000   78,704
   Sumitomo Mitsui Financial Group, Inc.....................  6,200  198,392
   Sumitomo Osaka Cement Co., Ltd........................... 11,000   33,344
   Sumitomo Realty & Development Co., Ltd...................  2,000   47,693
   Sumitomo Rubber Industries, Ltd..........................  2,400   33,026
   Sumitomo Warehouse Co., Ltd..............................  3,000   14,334
   Suzuken Co., Ltd.........................................  1,100   33,272
   Suzuki Motor Corp........................................  3,300   77,670
  #Sysmex Corp..............................................  1,400   56,264
   Tachi-S Co., Ltd.........................................    400    7,647
   Tadano, Ltd..............................................  1,000    7,417
   Taiheiyo Cement Corp..................................... 24,000   57,278
   Taisei Corp.............................................. 31,000   78,740
   Taisho Pharmaceutical Holdings Co., Ltd..................    300   24,009
   Taiyo Nippon Sanso Corp..................................  2,000   13,818
  #Taiyo Yuden Co., Ltd.....................................  2,000   21,390
   Takamatsu Construction Group Co., Ltd....................    700   11,990
   Takara Holdings, Inc.....................................  4,000   27,162
   Takara Standard Co., Ltd.................................  5,000   37,081
   Takasago International Corp..............................  2,000   10,047
   Takasago Thermal Engineering Co., Ltd....................  3,000   23,570
   Takashimaya Co., Ltd.....................................  8,000   60,640
   Takata Corp..............................................  1,000   24,519
   Takeda Pharmaceutical Co., Ltd...........................  8,600  375,262
   Tayca Corp...............................................  3,000   10,658
   TDK Corp.................................................    900   46,995
   TDK Corp. Sponsored ADR..................................  1,200   62,640
   Teijin, Ltd.............................................. 23,000   77,346
   Terumo Corp..............................................  1,300   59,566
   THK Co., Ltd.............................................  2,800   55,994
   TKC Corp.................................................    400    8,664
   TOA Corp................................................. 13,000   23,530
   Toagosei Co., Ltd........................................  7,000   30,306
   TOC Co., Ltd.............................................  2,800   15,705
   Tochigi Bank, Ltd........................................  5,000   17,113
   Toho Bank, Ltd...........................................  3,000    9,649
   TOHO Co., Ltd............................................  1,000    3,895
   Toho Holdings Co., Ltd...................................  2,900   56,367

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
  #Toho Titanium Co., Ltd...................................  1,000 $ 14,036
   Toho Zinc Co., Ltd.......................................  5,000   21,434
  *Tohuku Electric Power Co., Inc...........................  5,100   53,475
   Tokai Carbon Co., Ltd....................................  8,000   40,045
   Tokai Rika Co., Ltd......................................  1,800   33,529
   Tokai Tokyo Financial Holdings, Inc......................  7,000   24,930
  *Token Corp...............................................    120    4,358
   Tokio Marine Holdings, Inc...............................  7,700  196,994
   Tokushu Tokai Paper Co., Ltd.............................  4,000   10,839
  #Tokuyama Corp............................................  7,000   21,884
   Tokyo Broadcasting System, Inc...........................  1,600   21,695
  *Tokyo Dome Corp..........................................  2,000    6,649
   Tokyo Electron, Ltd......................................  1,200   66,499
   Tokyo Energy & Systems, Inc..............................  2,000   12,208
   Tokyo Gas Co., Ltd....................................... 24,000  115,814
   Tokyo Ohka Kogyo Co., Ltd................................    500   10,754
   Tokyo Seimitsu Co., Ltd..................................    700   14,389
   Tokyo Steel Manufacturing Co., Ltd.......................    400    3,035
  *Tokyo Tatemono Co., Ltd.................................. 16,000   59,081
   Tokyo Tomin Bank, Ltd....................................    500    5,708
   Tokyu Land Corp..........................................  7,000   33,737
   TOMONY Holdings, Inc.....................................  1,800    8,230
   Tomy Co., Ltd............................................    800    6,017
   Tonami Holdings Co., Ltd.................................  3,000    6,894
   TonenGeneral Sekiyu K.K..................................  4,000   37,414
   Toppan Forms Co., Ltd....................................  1,300   11,692
   Toppan Printing Co., Ltd................................. 12,000   81,276
   Topre Corp...............................................    300    2,823
   Topy Industries, Ltd.....................................  8,000   24,657
   Toray Industries, Inc.................................... 18,000  138,390
   Toshiba Corp............................................. 34,000  138,985
   Toshiba Machine Co., Ltd.................................  8,000   43,476
   Toshiba TEC Corp.........................................  2,000    8,095
   Tosoh Corp............................................... 23,000   63,586
  #TOTO, Ltd................................................  8,000   59,192
   Towa Pharmaceutical Co., Ltd.............................    200    9,174
   Toyo Ink SC Holdings Co., Ltd............................  3,000   12,000
   Toyo Seikan Kaisha, Ltd..................................  5,100   67,865
   Toyo Tire & Rubber Co., Ltd.............................. 12,000   32,714
   Toyobo Co., Ltd.......................................... 22,000   29,952
   Toyoda Gosei Co., Ltd....................................  1,700   34,649
   Toyota Boshoku Corp......................................  1,900   23,394
   Toyota Motor Corp........................................  2,455  100,600
   Toyota Motor Corp. Sponsored ADR......................... 11,495  940,061
   Toyota Tsusho Corp.......................................  2,800   55,526
   Trusco Nakayama Corp.....................................    400    8,484
   TS Tech Co., Ltd.........................................    900   17,682
   TSI Holdings Co., Ltd....................................    660    3,383
   Tsubakimoto Chain Co., Ltd...............................  2,000   12,152
  #Tsugami Corp.............................................  1,000    9,946
  #TSUMURA & Co., Ltd.......................................  1,500   40,079
   Tsuruha Holdings, Inc....................................    600   35,948
   Ube Industries, Ltd...................................... 26,000   66,491
  *Ulvac, Inc...............................................    700    5,617
   Uni-Charm Corp...........................................  1,200   67,130
   Unipres Corp.............................................  1,300   40,855
   UNY Co., Ltd.............................................  4,800   55,780
   U-Shin, Ltd..............................................  1,600   12,007
   Ushio, Inc...............................................  2,700   35,222
   Valor Co., Ltd...........................................  1,200   21,045
   Vital KSK Holdings, Inc..................................  1,000    9,140

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
   Wacoal Corp..............................................  3,000 $    34,797
   Wacom Co., Ltd...........................................     12      28,827
   West Japan Railway Co., Ltd..............................  1,200      49,299
   Xebio Co., Ltd...........................................  1,700      46,793
   Yachiyo Bank, Ltd. (The).................................    400       9,075
   Yahoo Japan Corp.........................................     43      12,905
   Yaizu Suisankagaku Industry Co., Ltd.....................    200       1,961
  #Yakult Honsha Co., Ltd...................................    500      18,418
   Yamada Denki Co., Ltd....................................  1,280      83,062
   Yamagata Bank, Ltd.......................................  2,000       9,199
   Yamaha Corp..............................................  5,200      50,413
   Yamaha Motor Co., Ltd....................................  2,500      33,391
   Yamanashi Chuo Bank, Ltd.................................  2,000       8,336
   Yamato Holdings Co., Ltd.................................  1,000      15,418
   Yamazaki Baking Co., Ltd.................................  2,000      29,576
   Yaskawa Electric Corp....................................  3,000      26,127
   Yellow Hat, Ltd..........................................    400       6,938
   Yodogawa Steel Works, Ltd................................  2,000       7,966
   Yokohama Rubber Co., Ltd.................................  6,000      43,860
   Yondenko Corp............................................  2,000       8,237
   Yorozu Corp..............................................    600      12,084
   Yoshinoya Holdings Co., Ltd..............................     23      29,953
   Zensho Co., Ltd..........................................    800       9,963
   Zeon Corp................................................  5,000      43,571
                                                                    -----------
TOTAL JAPAN.................................................         28,408,582
                                                                    -----------
NETHERLANDS -- (2.4%)
   Aalberts Industries NV...................................  3,416      65,558
  *Aegon NV................................................. 16,466      76,593
   Akzo Nobel NV............................................  5,634     302,155
   APERAM NV................................................    521       8,825
   Arcadis NV...............................................    886      20,532
   ArcelorMittal NV.........................................  7,546     131,088
   ASM International NV.....................................    585      20,710
  #ASML Holding NV..........................................  1,783      90,724
   ASML Holding NV ADR......................................  1,700      86,683
  *BinckBank NV.............................................  2,442      23,135
   CSM NV...................................................  1,616      22,811
   Delta Lloyd NV...........................................  2,256      38,048
   Fugro NV.................................................  1,261      92,183
   Heijmans NV..............................................  1,353      13,296
   Heineken NV..............................................  1,064      58,236
   Hunter Douglas NV........................................    235      10,098
   Imtech NV................................................    616      17,419
  *ING Groep NV Sponsored ADR............................... 56,475     398,714
   Kendrion NV..............................................    337       8,101
   Koninklijke Ahold NV..................................... 18,057     229,187
   Koninklijke Bam Groep NV.................................  6,642      23,645
   Koninklijke DSM NV.......................................  3,974     228,047
   Koninklijke KPN NV.......................................  4,706      42,250
   Koninklijke Philips Electronics NV....................... 13,505     268,755
   Koninklijke Ten Cate NV..................................  1,115      34,043
  *LBi International NV.....................................  8,941      31,571
   Mediq NV.................................................  2,024      26,852
   Nutreco NV...............................................  1,011      73,477
  #Philips Electronics NV ADR............................... 10,686     213,613
   PostNL NV................................................  6,515      28,350
   Randstad Holdings NV.....................................  3,818     132,270
  #Reed Elsevier NV.........................................  3,948      46,590
  #Reed Elsevier NV ADR.....................................  2,642      62,272
   SBM Offshore NV..........................................  5,254      95,639

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
NETHERLANDS -- (Continued)
   Sligro Food Group NV.....................................    404 $   12,275
   Telegraaf Media Groep NV.................................    286      3,521
   TKH Group NV.............................................  1,086     28,670
   TNT Express NV...........................................  3,969     48,209
  *TomTom NV................................................  2,056     10,254
   Unilever NV..............................................  7,595    260,161
   Unilever NV ADR..........................................  2,000     68,700
   Unit 4 NV................................................    614     17,944
   USG People NV............................................  1,326     12,545
   Wolters Kluwer NV........................................  3,737     64,603
                                                                    ----------
TOTAL NETHERLANDS...........................................         3,548,352
                                                                    ----------
NEW ZEALAND -- (0.2%)
   Auckland International Airport, Ltd...................... 16,377     33,829
  *Chorus, Ltd. ADR.........................................    880     12,302
   Contact Energy, Ltd......................................  8,055     31,905
   Fisher & Paykel Healthcare Corp., Ltd....................  4,279      7,764
   Fletcher Building, Ltd...................................  9,321     47,552
   Fletcher Building, Ltd...................................  1,711      8,709
   Infratil, Ltd............................................  4,240      6,563
   New Zealand Refining Co., Ltd............................  7,267     17,031
  #Port of Tauranga, Ltd....................................  1,623     15,254
   Ryman Healthcare, Ltd.................................... 12,632     32,705
   Sky Network Television, Ltd..............................  6,556     29,219
   SKYCITY Entertainment Group, Ltd......................... 10,107     31,716
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.........  4,400     47,432
  #TrustPower, Ltd..........................................  3,375     20,296
                                                                    ----------
TOTAL NEW ZEALAND...........................................           342,277
                                                                    ----------
NORWAY -- (0.9%)
   Aker ASA Series A........................................    951     31,101
   Aker Kvaerner ASA........................................  1,944     33,107
  *Algeta ASA...............................................     85      2,010
  *Archer, Ltd..............................................  1,949      4,076
   Atea ASA.................................................  2,131     22,703
   Austevoll Seafood ASA....................................  5,066     18,567
   BW Offshore, Ltd.........................................  4,454      6,187
   Cermaq ASA...............................................    800     10,932
  *Copeinca ASA.............................................  1,200      7,356
  #DNB ASA.................................................. 12,604    135,851
  *DNO International ASA.................................... 28,000     44,462
  *Dockwise, Ltd............................................  1,222     24,281
 #*DOF ASA..................................................  1,800     12,565
   Ekornes ASA..............................................    195      3,207
   Farstad Shipping ASA.....................................    124      3,685
   Fred Olsen Energy ASA....................................    869     36,099
   Ganger Rolf ASA..........................................    240      4,893
   Golar LNG, Ltd...........................................    568     21,001
   Kongsberg Gruppen ASA....................................    495      9,558
   Marine Harvest ASA....................................... 67,192     34,485
   Nordic Semiconductor ASA.................................  8,606     29,782
   Norsk Hydro ASA..........................................  4,999     24,376
 #*Norske Skogindustrier ASA Series A.......................  2,500      2,499
  *Norwegian Air Shuttle ASA................................  1,098     18,547
   Orkla ASA................................................  7,289     53,534
  *Petroleum Geo-Services ASA...............................  3,107     47,002
   Prosafe ASA..............................................  7,097     55,447
   Schibsted ASA............................................  1,096     41,842
   SeaDrill, Ltd............................................  1,601     62,074
  *Songa Offshore SE........................................  2,969     10,236
   SpareBanken 1 SMN........................................  2,104     13,016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
NORWAY -- (Continued)
  *Statoil Fuel & Retail ASA................................  2,493 $   22,339
   StatoilHydro ASA.........................................  2,539     68,127
   StatoilHydro ASA Sponsored ADR...........................  5,319    143,134
   Stolt-Nielsen, Ltd.......................................     71      1,270
   Storebrand ASA...........................................  6,864     30,857
  *Subsea 7 SA..............................................  3,473     89,947
   TGS Nopec Geophysical Co. ASA............................    865     25,113
  #Tomra Systems ASA........................................  1,800     14,049
   Veidekke ASA.............................................  1,400     11,777
   Yara International ASA...................................  3,434    168,335
                                                                    ----------
TOTAL NORWAY................................................         1,399,429
                                                                    ----------
PORTUGAL -- (0.3%)
 #*Banco Comercial Portugues SA............................. 38,675      5,429
  #Banco Espirito Santo SA..................................  6,796      5,757
  *Banco Espirito Santo SA I-12 Shares...................... 11,893     10,075
  *Brisa SA.................................................  1,850      6,481
   Cimpor Cimentos de Portugal SA...........................  7,414     54,236
  *EDP Renovaveis SA........................................  6,176     26,322
   Energias de Portugal SA.................................. 30,688     87,758
   Galp Energia SGPS SA Series B............................  3,295     51,874
  *Impresa SGPS SA..........................................     77         39
  *Jeronimo Martins SGPS SA.................................  1,895     35,464
  *Martifer SGPS SA.........................................     20         25
  *Portucel-Empresa Produtora de Pasta de Papel SA.......... 11,580     29,370
  *Portugal Telecom SA...................................... 14,883     80,087
   Portugal Telecom SGPS SA Sponsored ADR...................  2,200     11,792
   Redes Energeticas Nacionais SA...........................  5,988     15,834
  *Sociedade de Investimento e Gestao SGPS SA...............  1,346      9,679
  #Sonae SGPS SA............................................ 30,547     16,579
   Sonaecom SGPS SA.........................................  1,724      2,767
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................ 10,000     33,747
                                                                    ----------
TOTAL PORTUGAL..............................................           483,315
                                                                    ----------
SINGAPORE -- (0.7%)
   Asia Pacific Breweries, Ltd..............................  1,000     27,277
   Banyan Tree Holdings, Ltd................................ 47,000     24,244
  *Biosensors International Group, Ltd...................... 28,000     30,125
  *Bund Center Investment, Ltd.............................. 21,000      3,367
   CapitaLand, Ltd.......................................... 32,000     75,638
   City Developments, Ltd................................... 11,000     89,859
   ComfortDelGro Corp., Ltd................................. 17,000     20,986
 #*Ezra Holdings, Ltd....................................... 23,000     18,686
   Fraser & Neave, Ltd......................................  6,000     34,051
  #GuocoLand, Ltd........................................... 17,666     24,833
   Hongkong Land Holdings, Ltd..............................  6,000     37,260
  #Hyflux, Ltd.............................................. 10,500     12,143
  *Indofood Agri Resources, Ltd............................. 18,000     20,628
   K1 Ventures, Ltd......................................... 21,000      1,622
   Keppel Corp., Ltd........................................  4,400     39,137
  *Keppel Land, Ltd......................................... 24,000     61,104
   Keppel Telecommunications & Transportation, Ltd..........  3,000      2,780
  *K-Green Trust, Ltd.......................................    800        636
   NSL, Ltd.................................................  2,000      2,455
 #*Overseas Union Enterprise, Ltd...........................  4,000      7,581
   Raffles Education Corp., Ltd.............................  4,425      1,494
   Sakari Resources, Ltd.................................... 16,000     25,312
   SATS, Ltd................................................ 19,460     40,970
   SembCorp Industries, Ltd.................................  4,000     16,248
  #SembCorp Marine, Ltd.....................................  7,000     28,642
  *Sinarmas Land, Ltd....................................... 21,000      5,309

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SINGAPORE -- (Continued)
   Singapore Land, Ltd......................................  6,000 $   28,773
   Singapore Press Holdings, Ltd............................  7,000     22,427
   Singapore Technologies Engineering, Ltd..................  4,000      9,714
   Singapore Telecommunications, Ltd........................ 31,000     77,980
   Stamford Land Corp., Ltd................................. 32,000     14,177
   United Industrial Corp., Ltd............................. 40,000     89,464
   UOB-Kay Hian Holdings, Ltd............................... 11,000     15,219
   UOL Group, Ltd........................................... 14,000     51,021
   Venture Corp., Ltd.......................................  4,000     27,706
   Wheelock Properties, Ltd................................. 15,000     20,899
   Wing Tai Holdings, Ltd................................... 20,000     19,084
                                                                    ----------
TOTAL SINGAPORE.............................................         1,028,851
                                                                    ----------
SPAIN -- (2.0%)
  *Abengoa SA...............................................  1,749     26,772
   Abertis Infraestructuras SA..............................  4,489     69,532
   Acciona SA...............................................    629     38,739
   Acerinox SA..............................................  1,655     20,205
   Actividades de Construccion y Servicios SA...............  1,188     21,852
   Almirall SA..............................................    479      4,116
   Antena 3 de Television SA................................  2,220     11,773
   Banco Bilbao Vizcaya Argentaria SA....................... 29,611    200,379
  *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...........    630      4,258
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......... 26,099    176,168
   Banco de Sabadell SA..................................... 34,211     80,997
  *Banco Espanol de Credito SA..............................  1,128      4,243
   Banco Popular Espanol SA................................. 21,634     69,183
   Banco Santander SA....................................... 36,304    227,939
   Banco Santander SA Sponsored ADR......................... 36,513    231,127
   Bankinter SA.............................................  3,821     17,046
  *Baron de Ley SA..........................................    128      7,113
   Bolsas y Mercados Espanoles SA...........................    993     23,406
   CaixaBank SA............................................. 14,237     49,078
   Caja de Ahorros del Mediterraneo SA......................    233         --
  *Cementos Portland Valderrivas SA.........................    155      1,096
   Cintra Concesiones de Infraestructuras de Transporte SA..  7,855     87,592
   Construcciones y Auxiliar de Ferrocarriles SA............     25     13,367
  *Deoleo SA................................................  5,017      2,294
  *Distribuidora Internacional de Alimentacion SA........... 10,377     49,822
   Duro Felguera SA.........................................    609      3,759
   Enagas SA................................................  2,354     41,356
   Faes Farma SA............................................  1,300      2,232
   Fomento de Construcciones y Contratas SA.................    737     12,610
   Gamesa Corp Tecnologica SA...............................  2,153      5,865
   Gas Natural SDG SA.......................................  5,590     77,923
  *Grifols SA...............................................  1,691     42,576
   Grupo Catalana Occidente SA..............................    732     10,296
   Grupo Empresarial Ence SA................................  9,705     22,805
   Iberdrola SA............................................. 58,138    270,908
   Indra Sistemas SA........................................  1,100     11,422
   Industria de Diseno Textil SA............................  1,817    163,774
  *Jazztel P.L.C............................................  4,109     27,583
   Mapfre SA................................................ 13,120     37,981
   Mediaset Espana Comunicacion SA..........................  3,538     16,105
   Melia Hotels International SA............................  3,189     19,070
  *NH Hoteles SA............................................  1,077      3,545
   Obrascon Huarte Lain SA..................................    709     17,950
   Pescanova SA.............................................    853     25,700
  *Promotora de Informaciones SA Series A...................  4,718      2,283
   Prosegur Cia de Seguridad SA.............................    249     14,242
  *Realia Business SA.......................................  8,376      9,355

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SPAIN -- (Continued)
   Red Electrica Corporacion SA.............................  1,982 $   86,289
   Repsol YPF SA............................................  4,569     87,839
   Repsol YPF SA Sponsored ADR..............................  4,150     79,680
   Sacyr Vallehermoso SA....................................    998      1,804
   Tecnicas Reunidas SA.....................................    572     22,334
   Telefonica SA............................................  4,097     59,827
  #Telefonica SA Sponsored ADR.............................. 16,563    242,317
  *Tubacex SA...............................................  5,015     12,658
   Tubos Reunidos SA........................................  1,662      3,862
   Vidrala SA...............................................    235      5,722
   Viscofan SA..............................................    472     21,365
  *Vocento SA...............................................    844      2,110
   Zardoya Otis SA..........................................  1,868     22,905
                                                                    ----------
TOTAL SPAIN.................................................         2,926,149
                                                                    ----------
SWEDEN -- (3.2%)
   Aarhuskarlshamn AB.......................................    568     19,137
   AddTech AB Series B......................................     67      1,840
   AF AB Series B...........................................    600     12,130
  #Alfa Laval AB............................................  3,800     75,800
 #*Alliance Oil Co., Ltd. SDR...............................  1,321     12,398
  #Assa Abloy AB Series B...................................  4,533    131,939
   Atlas Copco AB Series A..................................  7,378    175,571
   Atlas Copco AB Series B..................................  4,089     85,870
  #Avanza Bank Holding AB...................................    319      7,634
   Axfood AB................................................    232      8,441
  #Axis Communications AB...................................  2,030     51,058
  *Betsson AB...............................................    655     21,497
   Billerud AB..............................................  1,923     18,617
  *Bjorn Borg AB............................................    385      2,325
   Boliden AB............................................... 10,831    174,172
   Castellum AB.............................................  3,189     40,380
  *CDON Group AB............................................    551      4,052
  *Cloetta AB...............................................    480      1,067
   Duni AB..................................................  2,923     26,826
   Electrolux AB Series B...................................  7,766    173,166
   Elekta AB Series B.......................................  1,295     65,492
 #*Eniro AB.................................................  3,508      5,751
   Fabege AB................................................  2,825     23,851
   Getinge AB Series B......................................  5,318    142,504
  *Hakon Invest AB..........................................  1,460     21,319
   Hennes & Mauritz AB Series B.............................  4,785    164,071
   Hexpol AB................................................    792     29,364
   Hoganas AB Series B......................................    591     22,927
   Holmen AB Series B.......................................  2,248     59,711
   Hufvudstaden AB Series A.................................    111      1,193
   Husqvarna AB Series A....................................  3,992     22,956
   Husqvarna AB Series B....................................  8,727     50,248
  #Intrum Justitia AB.......................................  2,642     40,040
   JM AB....................................................  2,125     39,364
  *Kungsleden AB............................................  3,130     19,261
   Lagercrantz Group AB Series B............................    480      3,933
   Lennart Wallenstam Byggnads AB Series B..................  1,861     18,557
  *Lindab International AB..................................  2,338     19,067
   Loomis AB Series B.......................................  1,238     16,733
  *Lundin Petroleum AB......................................  3,057     60,850
   Meda AB Series A.........................................  7,099     70,205
  *Medivir AB Series B......................................  1,257     12,182
   Mekonomen AB.............................................    225      7,197
  *Micronic Mydata AB....................................... 11,440     25,432
   Millicom International Cellular SA SDR...................    555     58,742

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWEDEN -- (Continued)
   Modern Times Group AB Series B...........................    551 $   26,827
   NCC AB Series B..........................................  1,547     30,404
   New Wave Group AB Series B...............................    752      3,290
   NIBE Industrier AB Series B..............................  1,196     18,886
  *Nobia AB.................................................  5,022     20,148
   Nordea Bank AB........................................... 27,437    242,829
   Oriflame Cosmetics SA SDR................................     15        538
  *PA Resources AB..........................................  1,600        375
   Peab AB Series B.........................................  3,195     16,672
  *Rezidor Hotel Group AB...................................  5,832     23,059
  *RNB Retail & Brands AB...................................    129         55
  #Saab AB Series B.........................................    760     12,640
   Sandvik AB...............................................  8,841    139,777
 #*SAS AB...................................................  6,947      8,566
   Scania AB Series B.......................................  3,371     68,886
   Securitas AB Series B....................................  4,364     39,966
   Skandinaviska Enskilda Banken AB Series A................ 27,145    182,892
   Skanska AB Series B......................................  4,805     78,252
   SKF AB Series B..........................................  4,436    105,097
   SSAB AB Series A.........................................  5,418     55,235
   SSAB AB Series B.........................................  3,943     34,833
   Svenska Cellulosa AB Series A............................    701     11,125
   Svenska Cellulosa AB Series B............................ 14,103    223,571
   Svenska Handelsbanken AB Series A........................  3,146    101,831
   Swedbank AB Series A.....................................  8,893    146,802
  #Swedish Match AB.........................................  3,425    139,521
  *Swedish Orphan Biovitrum AB..............................    326      1,062
   Systemair AB.............................................    348      4,418
   Tele2 AB Series B........................................  2,035     38,712
  *Telefonaktiebolaget LM Ericsson AB Series A..............  2,194     21,671
 #*Telefonaktiebolaget LM Ericsson AB Series B.............. 20,501    203,236
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR......... 20,310    202,998
   TeliaSonera AB........................................... 18,697    124,522
   Trelleborg AB Series B...................................  5,715     65,530
   Unibet Group P.L.C. SDR..................................  1,240     35,394
   Volvo AB Series A........................................  4,830     66,919
   Volvo AB Series B........................................ 13,086    181,610
   Wihlborgs Fastigheter AB.................................    626      8,696
                                                                    ----------
TOTAL SWEDEN................................................         4,731,715
                                                                    ----------
SWITZERLAND -- (6.0%)
   ABB, Ltd.................................................  3,359     61,211
   ABB, Ltd. Sponsored ADR..................................  7,118    134,317
   Acino Holding AG.........................................    154     20,198
   Adecco SA................................................  3,151    153,716
   AFG Arbonia-Forster Holding AG...........................    960     20,095
  *Allreal Holding AG.......................................    231     36,230
  #Alpiq Holding AG.........................................      6      1,074
   Aryzta AG................................................  2,151    108,351
   Austriamicrosystems AG...................................    267     21,523
  *Autoneum Holding AG......................................     30      1,654
   Bank Coop AG.............................................    211     14,406
   Bank Sarasin & Cie AG Series B...........................    600     18,519
   Banque Cantonale Vaudoise AG.............................     70     39,620
 #*Basler Kantonalbank AG...................................    208     25,982
   Belimo Holdings AG.......................................      4      7,916
   Berner Kantonalbank AG...................................    102     28,654
  *Bobst Group AG...........................................    718     20,568
   Bossard Holding AG.......................................     55      8,368
   Bucher Industries AG.....................................    278     55,042
   Burckhardt Compression Holding AG........................     65     17,986

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWITZERLAND -- (Continued)
   Charles Voegele Holding AG...............................    527 $   10,533
  *Clariant AG..............................................  5,045     64,229
   Compagnie Financiere Richemont SA Series A...............  4,200    259,974
   Conzzeta AG..............................................     18     40,197
   Credit Suisse Group AG...................................  2,640     63,146
   Credit Suisse Group AG Sponsored ADR.....................  9,400    219,114
   Daetwyler Holding AG.....................................    429     36,875
  *Dufry AG.................................................    519     70,488
   Emmi AG..................................................     73     15,594
   EMS-Chemie Holding AG....................................    118     23,225
  *Energiedienst Holding AG.................................    195      9,814
   Flughafen Zuerich AG.....................................     72     26,812
   Galenica Holding AG......................................    103     70,293
  *Gategroup Holding AG.....................................    959     32,522
   Geberit AG...............................................    480    101,489
   George Fisher AG.........................................    272    120,688
   Givaudan SA..............................................    126    122,319
   Helvetia Holding AG......................................    130     46,628
   Holcim, Ltd..............................................  5,456    340,303
 #*Huber & Suhner AG........................................    117      5,097
   Implenia AG..............................................    638     21,260
  *Kudelski SA..............................................  2,490     18,469
   Kuehne & Nagel International AG..........................    242     29,428
  *Kuoni Reisen Holding AG Series B.........................    123     44,398
   Liechtensteinische Landesbank AG.........................    210      8,494
   Lindt & Spruengli AG.....................................      1     39,165
  *Logitech International SA................................  3,799     38,756
   Luzerner Kantonalbank AG.................................     74     26,906
   Metall Zug AG............................................      5     20,942
  *Meyer Burger Technology AG...............................    990     16,366
   Mobimo Holding AG........................................    147     35,803
   Nestle SA................................................ 21,834  1,338,190
   Nobel Biocare Holding AG.................................  2,549     31,424
   Novartis AG..............................................  3,549    195,962
   Novartis AG ADR.......................................... 21,477  1,184,886
  *OC Oerlikon Corp. AG.....................................    640      6,326
   Orascom Development Holding AG...........................    654     11,108
  *Panalpina Welttransport Holding AG.......................    290     28,308
   Partners Group Holding AG................................    182     34,637
   Phoenix Mecano AG........................................     30     18,156
  *Precious Woods Holding AG................................    210      1,910
  *Rieters Holdings AG......................................     30      5,224
   Roche Holding AG Bearer..................................     82     15,726
   Roche Holding AG Genusschein.............................  3,948    721,539
   Schindler Holding AG.....................................    142     18,135
   Schweiter Technologies AG................................     14      8,269
   Schweizerische National-Versicherungs-Gesellschaft AG....    589     22,921
   SGS SA...................................................     52    100,531
   Sika AG..................................................     52    110,301
   Sonova Holding AG........................................    610     67,417
   St. Galler Kantonalbank AG...............................     77     31,172
 #*Straumann Holding AG.....................................     93     15,454
   Sulzer AG................................................    685     98,653
   Swatch Group AG (The)....................................    137     63,295
   Swatch Group AG Registered Shares (The)..................    255     20,384
   Swiss Life Holding AG....................................    577     59,020
  *Swiss Re, Ltd............................................  7,280    457,134
  #Swisscom AG..............................................    360    134,069
   Swisslog Holding AG......................................  3,346      3,436
   Swissquote Group Holding SA..............................    501     18,427
   Syngenta AG..............................................    479    167,974

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWITZERLAND -- (Continued)
   Syngenta AG ADR..........................................  1,500 $  105,045
   Tecan Group AG...........................................    432     32,889
 #*Temenos Group AG.........................................    407      7,629
  *UBS AG................................................... 29,396    367,103
  *UBS AG ADR............................................... 12,900    159,573
   Valiant Holding AG.......................................    212     25,770
   Valora Holding AG........................................     40      8,388
   Verwaltungs und Privat-Bank AG...........................     66      5,629
   Vetropack Holding AG.....................................      6     11,310
 #*Von Roll Holding AG......................................  4,126     10,231
  *Vontobel Holdings AG.....................................    879     22,304
   WMH Walter Meier Holding AG..............................     60     14,529
   Zehnder Group AG.........................................    480     35,342
   Zuger Kantonalbank AG....................................      2     11,495
   Zurich Insurance Group AG................................  1,063    260,438
                                                                    ----------
TOTAL SWITZERLAND...........................................         8,842,420
                                                                    ----------
UNITED KINGDOM -- (17.5%)
   Aberdeen Asset Management P.L.C.......................... 12,404     56,908
   Admiral Group P.L.C......................................  2,678     52,644
   Aegis Group P.L.C........................................ 20,588     59,402
  *Afren P.L.C.............................................. 17,725     38,806
   African Barrick Gold, Ltd................................    156        911
   Aga Rangemaster Group P.L.C..............................    991      1,287
   Aggreko P.L.C............................................  2,760    100,878
   Amec P.L.C...............................................  8,836    163,174
   Amlin P.L.C..............................................  8,802     47,142
   Anglo American P.L.C..................................... 10,705    413,693
   ARM Holdings P.L.C.......................................  5,384     45,555
   ARM Holdings P.L.C. Sponsored ADR........................    879     22,265
   Ashmore Group P.L.C......................................  6,735     41,830
   Ashtead Group P.L.C...................................... 25,129    100,761
   AstraZeneca P.L.C. Sponsored ADR.........................  8,400    368,760
   Aviva P.L.C.............................................. 58,188    291,231
   Babcock International Group P.L.C........................  7,655    103,320
   Balfour Beatty P.L.C..................................... 15,251     64,628
   Barclays P.L.C........................................... 47,118    166,814
   Barclays P.L.C. Sponsored ADR............................ 18,900    269,136
   BBA Aviation P.L.C....................................... 13,135     42,126
   Beazley P.L.C............................................  9,115     20,982
   Bellway P.L.C............................................  2,634     33,658
   Berendsen P.L.C..........................................  3,002     25,104
  *Berkeley Group Holdings P.L.C. (The).....................  4,610     95,857
   BG Group P.L.C........................................... 25,462    600,782
   BHP Billiton P.L.C.......................................  6,108    196,628
   Bodycote P.L.C...........................................  7,134     49,270
   Bovis Homes Group P.L.C..................................  3,222     24,176
   Brammer P.L.C............................................  6,600     39,374
   Brewin Dolphin Holdings P.L.C............................ 11,579     30,730
   British American Tobacco P.L.C...........................  7,802    400,161
   British American Tobacco P.L.C. Sponsored ADR............  2,778    285,912
   British Sky Broadcasting Group P.L.C. Sponsored ADR......  2,100     92,782
   Britvic P.L.C............................................  4,445     27,579
  *BTG P.L.C................................................  7,993     49,308
   Bunzl P.L.C..............................................  7,449    123,766
   Burberry Group P.L.C.....................................  4,975    119,919
  *Bwin.Party Digital Entertainment P.L.C...................  8,620     21,664
  *Cairn Energy P.L.C....................................... 10,333     57,898
  *Cape P.L.C...............................................     19        116
   Capita P.L.C.............................................  9,406    101,303
  *Capital & Regional P.L.C.................................  2,940      1,599

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
UNITED KINGDOM -- (Continued)
   Carillion P.L.C.......................................... 14,658 $ 69,428
   Carnival P.L.C. ADR......................................    900   29,268
   Catlin Group, Ltd........................................  8,661   59,338
  *Centamin P.L.C........................................... 17,706   19,769
   Centrica P.L.C........................................... 34,557  171,939
   Chemring Group P.L.C.....................................  3,286   17,419
   Cineworld Group P.L.C....................................  6,748   22,235
   Cobham P.L.C............................................. 16,984   62,450
  *Colt Group SA............................................  3,584    6,189
   Compass Group P.L.C...................................... 20,690  216,299
   Computacenter P.L.C......................................  6,025   40,610
   Cookson Group P.L.C......................................  5,538   65,238
   Cranswick P.L.C..........................................    741    9,682
   Croda International P.L.C................................  2,173   78,703
   CSR P.L.C................................................  6,238   23,344
   Daily Mail & General Trust P.L.C. Series A...............  6,452   43,604
   Dairy Crest Group P.L.C..................................  3,168   15,480
   De La Rue P.L.C..........................................  2,414   38,246
   Debenhams P.L.C.......................................... 27,433   36,785
   Dechra Pharmaceuticals P.L.C.............................  1,285    9,641
   Devro P.L.C..............................................  8,421   42,144
   Diageo P.L.C.............................................  2,096   52,868
   Diageo P.L.C. Sponsored ADR..............................  1,300  131,456
   Dignity P.L.C............................................    607    8,277
  *Dixons Retail P.L.C...................................... 80,089   23,161
   Domino Printing Sciences P.L.C...........................  2,816   27,332
   Drax Group P.L.C......................................... 11,680  102,918
   DS Smith P.L.C........................................... 24,951   67,967
   Electrocomponents P.L.C..................................  2,964   10,970
   Elementis P.L.C.......................................... 28,161   95,089
  *EnQuest P.L.C............................................  5,587   11,494
  *Evraz P.L.C..............................................  2,129   12,787
   Experian P.L.C........................................... 13,402  211,675
   F&C Asset Management P.L.C............................... 28,896   31,583
   Fenner P.L.C.............................................  2,053   15,024
   Ferrexpo P.L.C...........................................    785    3,734
   Fidessa Group P.L.C......................................    581   14,612
   Filtrona P.L.C...........................................  2,925   22,056
   Firstgroup P.L.C......................................... 10,256   32,428
   Fresnillo P.L.C..........................................  1,982   50,500
   Fuller Smith & Turner P.L.C..............................    636    7,482
   G4S P.L.C................................................ 36,920  167,506
   Galliford Try P.L.C......................................  1,974   20,926
  *Gem Diamonds, Ltd........................................  3,300   13,888
   Genus P.L.C..............................................  1,188   27,235
   GKN P.L.C................................................ 11,606   38,387
   GlaxoSmithKline P.L.C....................................  2,457   56,760
   GlaxoSmithKline P.L.C. Sponsored ADR..................... 16,226  750,128
   Go-Ahead Group P.L.C.....................................    891   16,490
  *Greencore Group P.L.C.................................... 26,335   30,240
   Greene King P.L.C........................................  7,915   65,590
   Greggs P.L.C.............................................  2,161   17,593
   Halfords Group P.L.C.....................................  7,375   32,934
   Halma P.L.C..............................................  8,072   53,084
   Hargreaves Lansdown P.L.C................................  7,474   63,859
   Hays P.L.C............................................... 27,061   39,270
   Headlam Group P.L.C......................................    999    4,764
   Helical Bar P.L.C........................................  4,049   12,471
   Henderson Group P.L.C.................................... 12,808   25,199
  *Heritage Oil P.L.C.......................................  3,429    8,287
   Hikma Pharmaceuticals P.L.C..............................  4,073   41,517

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   Hill & Smith Holdings P.L.C..............................   1,217 $    6,520
   Hiscox, Ltd..............................................  10,885     70,399
   Hochschild Mining P.L.C..................................   1,326     10,832
   Home Retail Group P.L.C..................................  15,052     26,040
   Homeserve P.L.C..........................................   3,055     12,520
  *Howden Joinery Group P.L.C...............................  19,467     38,604
   HSBC Holdings P.L.C......................................  15,716    141,871
  #HSBC Holdings P.L.C. Sponsored ADR.......................  49,368  2,229,953
   Hunting P.L.C............................................   2,915     45,011
   Hyder Consulting P.L.C...................................   2,770     17,745
   IG Group Holdings P.L.C..................................   4,924     36,999
  *Imagination Technologies Group P.L.C.....................   4,965     55,393
   IMI P.L.C................................................   7,973    128,078
   Imperial Tobacco Group P.L.C.............................  12,894    515,638
   Inchcape P.L.C...........................................   5,510     32,735
   Informa P.L.C............................................  11,597     78,051
  *Inmarsat P.L.C...........................................   2,441     17,418
  *Innovation Group P.L.C................................... 116,123     40,121
   Intercontinental Hotels Group P.L.C. ADR.................   2,475     59,103
  *International Consolidated Airlines Group SA.............  13,498     38,657
   International Power P.L.C................................  11,927     80,680
   Interserve P.L.C.........................................   2,930     13,599
   Intertek Group P.L.C.....................................   2,201     89,864
   Invensys P.L.C...........................................  12,141     43,798
   Investec P.L.C...........................................  17,189     99,134
  *IP Group P.L.C...........................................   7,800     18,420
   ITE Group P.L.C..........................................   6,026     22,099
   ITV P.L.C................................................  72,400     98,379
   JD Wetherspoon P.L.C.....................................   2,129     14,014
  *John Wood Group P.L.C....................................   4,807     61,041
   Johnson Matthey P.L.C....................................   6,457    242,470
   Kcom Group P.L.C.........................................  11,870     13,680
   Keller Group P.L.C.......................................   3,054     22,314
   Kesa Electricals P.L.C...................................   6,021      5,325
   Kier Group P.L.C.........................................     387      7,326
   Kingfisher P.L.C.........................................  55,545    261,948
   Ladbrokes P.L.C..........................................   4,695     13,673
   Laird P.L.C..............................................   7,873     27,637
   Lamprell P.L.C...........................................  11,637     65,824
   Lancashire Holdings, Ltd.................................   3,915     51,174
  *Lloyds Banking Group P.L.C............................... 215,283    108,060
  *Lloyds Banking Group P.L.C. Sponsored ADR................  23,290     45,648
   Logica P.L.C.............................................  33,878     42,869
   Lonmin P.L.C.............................................   4,653     78,977
  *Man Group P.L.C..........................................  29,575     49,686
   Marks & Spencer Group P.L.C..............................  14,781     85,667
   Marshalls P.L.C..........................................   2,042      3,088
   Marston's P.L.C..........................................  19,493     30,871
  *McBride P.L.C............................................   7,116     14,670
  *McBride P.L.C. Redeemable B Shares....................... 142,320        231
   Meggitt P.L.C............................................  12,867     85,326
   Melrose P.L.C............................................  14,948    106,071
   Melrose Resources P.L.C..................................   1,466      2,887
   Michael Page International P.L.C.........................   5,738     38,773
   Micro Focus International P.L.C..........................   3,463     26,148
   Millennium & Copthorne Hotels P.L.C......................   6,228     49,116
  *Misys P.L.C..............................................  10,065     57,001
  *Mitchells & Butlers P.L.C................................   6,146     26,323
   Mitie Group P.L.C........................................  16,416     77,730
   Mondi P.L.C..............................................  15,026    139,718
   Moneysupermarket.com Group P.L.C.........................  12,316     26,662

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
UNITED KINGDOM -- (Continued)
   Morgan Crucible Co. P.L.C................................  2,403 $   12,680
   Morgan Sindall Group P.L.C...............................  2,809     30,394
   Mothercare P.L.C.........................................  1,256      3,483
  *Mouchel Group P.L.C......................................  1,281        120
   N Brown Group P.L.C......................................  2,218      8,252
   National Grid P.L.C......................................  7,017     75,773
   National Grid P.L.C. Sponsored ADR.......................  2,035    110,073
   Next P.L.C...............................................  2,221    105,625
  *Northgate P.L.C..........................................  3,633     11,741
   Oxford Instruments P.L.C.................................    113      2,245
   Pace P.L.C...............................................  7,703      9,097
   Pearson P.L.C............................................    850     16,010
   Pearson P.L.C. Sponsored ADR............................. 16,504    312,586
   Persimmon P.L.C..........................................  8,100     82,614
   Petrofac, Ltd............................................  2,376     67,097
   Petropavlovsk P.L.C......................................  2,805     21,764
   Phoenix IT Group, Ltd....................................  1,162      3,718
   Premier Farnell P.L.C....................................  6,585     22,979
  *Premier Foods P.L.C...................................... 26,772      7,065
  *Premier Oil P.L.C........................................  8,872     53,990
   Provident Financial P.L.C................................    623     11,688
   Prudential P.L.C......................................... 19,157    234,787
   Prudential P.L.C. ADR....................................  3,132     76,765
   PV Crystalox Solar P.L.C.................................  4,610        339
   PZ Cussons P.L.C.........................................  2,842     15,333
   Qinetiq P.L.C............................................ 24,395     60,590
   Randgold Resources, Ltd..................................    729     64,707
   Reckitt Benckiser Group P.L.C............................  3,631    211,373
  *Redrow P.L.C.............................................  8,714     17,410
  #Reed Elsevier P.L.C. ADR.................................  2,200     72,710
   Regus P.L.C..............................................  6,442     11,167
   Renishaw P.L.C...........................................  1,838     43,239
  *Rentokil Initial P.L.C................................... 41,610     58,526
   Resolution, Ltd.......................................... 37,021    134,487
   Restaurant Group P.L.C...................................  5,452     24,860
   Rexam P.L.C.............................................. 30,233    211,041
   Rightmove P.L.C..........................................  2,579     64,526
   Rio Tinto P.L.C..........................................  1,772     99,329
  #Rio Tinto P.L.C. Sponsored ADR...........................  9,430    528,740
  *Rolls-Royce Holdings P.L.C............................... 33,307    445,330
   Rotork P.L.C.............................................  1,546     55,394
  *Royal Bank of Scotland Group P.L.C....................... 39,772     15,690
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........  7,500     59,400
   Royal Dutch Shell P.L.C. ADR............................. 20,616  1,512,390
   Royal Dutch Shell P.L.C. Series A........................     26        927
   Royal Dutch Shell P.L.C. Series B........................  2,289     83,765
   RPC Group P.L.C.......................................... 10,354     62,070
   RPS Group P.L.C.......................................... 10,423     40,110
   RSA Insurance Group P.L.C................................ 90,894    154,982
   Sainsbury (J.) P.L.C..................................... 27,239    136,166
  *Salamander Energy P.L.C..................................  3,020     12,205
   Savills P.L.C............................................  6,177     35,860
   Schroders P.L.C..........................................  3,075     70,774
   Schroders P.L.C. Non-Voting..............................  1,920     35,080
   SDL P.L.C................................................    553      6,396
   Senior P.L.C............................................. 17,526     60,598
   Serco Group P.L.C........................................ 12,629    111,287
   Severfield-Rowen P.L.C...................................  5,972     17,960
   Severn Trent P.L.C.......................................  4,570    125,329
   Shanks Group P.L.C.......................................  3,683      5,535
   Shire P.L.C. ADR.........................................  1,800    175,608

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
UNITED KINGDOM -- (Continued)
   SIG P.L.C................................................    13,861 $     23,703
   Smith & Nephew P.L.C. Sponsored ADR......................     2,100      103,488
   Smiths Group P.L.C.......................................     6,982      121,275
  *Soco International P.L.C.................................     3,147       15,341
   Spectris P.L.C...........................................     3,589      109,889
   Speedy Hire P.L.C........................................    13,614        6,087
   Spirax-Sarco Engineering P.L.C...........................     1,260       47,173
   Spirent Communications P.L.C.............................     8,253       22,778
  *Sports Direct International P.L.C........................     3,641       17,861
   SSE P.L.C................................................    10,821      232,039
   St. James's Place P.L.C..................................     3,661       19,650
   St. Modwen Properties P.L.C..............................     2,485        6,770
   Stagecoach Group P.L.C...................................     6,568       26,442
   Standard Chartered P.L.C.................................    27,011      660,302
   Standard Life P.L.C......................................    50,478      183,185
   Synergy Health P.L.C.....................................     1,599       21,570
   TalkTalk Telecom Group P.L.C.............................     4,267        8,831
  *Taylor Wimpey P.L.C......................................    22,555       18,397
  *Telecity Group P.L.C.....................................     4,092       53,631
   Tesco P.L.C..............................................    79,989      412,158
   Thomas Cook Group P.L.C..................................     6,613        2,416
   Travis Perkins P.L.C.....................................     5,893      100,539
  *Trinity Mirror P.L.C.....................................     3,332        1,758
   TT electronics P.L.C.....................................     2,291        7,066
   Tullett Prebon P.L.C.....................................     1,650        9,199
   Tullow Oil P.L.C.........................................     8,556      213,460
   UBM P.L.C................................................     5,598       53,573
  *UK Coal P.L.C............................................     1,753          565
   Ultra Electronics Holdings P.L.C.........................       409       11,181
   Unilever P.L.C...........................................       345       11,786
  #Unilever P.L.C. Sponsored ADR............................     7,550      259,116
   Unite Group P.L.C........................................     1,882        5,966
   United Utilities Group P.L.C.............................    10,597      106,331
   Vedanta Resources P.L.C..................................       662       13,121
   Victrex P.L.C............................................     1,888       44,491
   Vodafone Group P.L.C.....................................   202,477      560,449
   Vodafone Group P.L.C. Sponsored ADR......................    34,256      953,344
   Weir Group P.L.C. (The)..................................     2,501       69,232
   WH Smith P.LC............................................     1,375       11,761
   Whitbread P.L.C..........................................     3,311      103,580
   William Morrison Supermarkets P.L.C......................    48,645      221,567
  *Wincanton P.L.C..........................................     1,461        1,210
   Wolseley P.L.C...........................................     5,200      197,973
   WPP P.L.C................................................     7,802      105,647
   WPP P.L.C. Sponsored ADR.................................     2,474      167,787
   WS Atkins P.L.C..........................................     2,799       33,056
   WSP Group P.L.C..........................................     1,153        4,705
  *Xchanging P.L.C..........................................     3,063        5,026
   Xstrata P.L.C............................................     8,462      162,517
  *Yell Group P.L.C.........................................   138,291        8,755
   Yule Catto & Co. P.L.C...................................     1,365        5,156
                                                                       ------------
TOTAL UNITED KINGDOM........................................             25,981,482
                                                                       ------------
TOTAL COMMON STOCKS.........................................            129,209,209
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.............................     2,131      130,194
                                                                       ------------
UNITED KINGDOM -- (0.0%)
  *Rolls-Royce Holdings P.L.C. Share C Entitlement.......... 3,530,542        5,730
                                                                       ------------
TOTAL PREFERRED STOCKS......................................                135,924
                                                                       ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...............................       1,817 $          2
  *Elia System Operator SA STRIP VVPR.......................         179           45
  *Nyrstar NV STRIP VVPR....................................       3,745           10
   Tessenderlo Chemie NV STRIP VVPR.........................         113           30
                                                                         ------------
TOTAL BELGIUM...............................................                       87
                                                                         ------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12.......           1           --
                                                                         ------------
UNITED KINGDOM -- (0.0%)
  *Dechra Pharmaceuticals P.L.C. Rights 05/15/12............         386          982
  *Redrow P.L.C. Rights 05/08/12............................       1,307           --
                                                                         ------------
TOTAL UNITED KINGDOM........................................                      982
                                                                         ------------
TOTAL RIGHTS/WARRANTS.......................................                    1,069
                                                                         ------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT      VALUE+
                                                             ----------- ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@DFA Short Term Investment Fund..........................  13,000,000   13,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $6,070,464) to be repurchased at $5,951,470............ $     5,951    5,951,435
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     DVP 0.18%, 05/01/12 (Collateralized by $411,993 U.S.
     Treasury Note 0.250%, 01/15/15, valued at $411,102) to
     be repurchased at $402,890.............................         403      402,888
                                                                         ------------
TOTAL SECURITIES LENDING COLLATERAL.........................               19,354,323
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $147,712,708)......................................             $148,700,525
                                                                         ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES  VALUE++
                                                             ------ ----------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (4.6%)
   Alumina, Ltd............................................. 37,687 $   45,016
   Asciano Group, Ltd....................................... 17,718     86,715
  #Bank of Queensland, Ltd..................................  5,659     43,713
   Bendigo Bank, Ltd........................................ 12,103     94,642
   Boral, Ltd............................................... 15,539     60,772
   Caltex Australia, Ltd....................................  1,429     20,359
   Echo Entertainment Group, Ltd............................ 15,227     70,932
 #*Fairfax Media, Ltd....................................... 35,541     25,362
  #Harvey Norman Holdings, Ltd..............................  7,208     15,114
   Incitec Pivot, Ltd....................................... 39,877    134,773
   Lend Lease Group NL......................................  9,422     72,570
   Macquarie Group, Ltd.....................................  6,656    200,615
   New Hope Corp., Ltd......................................  1,031      5,233
  *Newcrest Mining, Ltd.....................................     66      1,798
   OneSteel, Ltd............................................ 30,900     41,401
   Origin Energy, Ltd....................................... 23,840    327,536
   OZ Minerals, Ltd.........................................  5,584     53,766
   Primary Health Care, Ltd.................................  7,209     21,173
  *Qantas Airways, Ltd...................................... 25,486     43,204
   Santos, Ltd.............................................. 19,296    279,926
   Seven Group Holdings, Ltd................................    585      6,134
   Sims Metal Management, Ltd...............................  3,434     50,880
   Suncorp Group, Ltd....................................... 27,817    234,562
   TABCorp. Holdings, Ltd................................... 15,227     45,420
   Tatts Group, Ltd......................................... 19,733     52,995
   Toll Holdings, Ltd....................................... 11,026     66,830
   Treasury Wine Estates, Ltd...............................    598      2,672
   Washington H. Soul Pattinson & Co., Ltd..................  3,490     50,217
   Wesfarmers, Ltd.......................................... 26,986    847,409
                                                                    ----------
TOTAL AUSTRALIA.............................................         3,001,739
                                                                    ----------
AUSTRIA -- (0.2%)
   Erste Group Bank AG......................................  2,850     65,718
  #OMV AG...................................................     46      1,556
   Raiffeisen Bank International AG.........................  1,529     50,876
                                                                    ----------
TOTAL AUSTRIA...............................................           118,150
                                                                    ----------
BELGIUM -- (0.8%)
  #Ageas SA................................................. 42,612     77,649
   Delhaize Group SA........................................  2,711    131,948
   KBC Groep NV.............................................  1,383     26,812
   Solvay SA................................................  1,508    183,698
  #UCB SA...................................................  2,787    130,321
                                                                    ----------
TOTAL BELGIUM...............................................           550,428
                                                                    ----------
CANADA -- (10.2%)
   Astral Media, Inc. Class A...............................  1,300     64,247
   Bell Aliant, Inc.........................................    700     18,537
   Cameco Corp..............................................  4,527    100,177
   Canadian National Resources, Ltd.........................  7,705    267,688
  #Canadian Tire Corp. Class A..............................  2,200    153,867
   Empire Co., Ltd. Class A.................................    600     35,313
  #Encana Corp.............................................. 14,690    307,674
   Enerplus Corp............................................  1,972     36,492
   Ensign Energy Services, Inc..............................  1,403     20,281
   Fairfax Financial Holdings, Ltd..........................    347    142,260
   George Weston, Ltd.......................................    700     44,735
   Goldcorp, Inc............................................  9,088    348,028

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
CANADA -- (Continued)
  #Husky Energy, Inc........................................  7,339 $  191,452
   IAMGOLD Corp.............................................    813     10,082
   Industrial Alliance Insurance & Financial Services, Inc..  1,800     57,397
   Inmet Mining Corp........................................  2,200    121,018
   Kinross Gold Corp........................................ 20,200    180,969
  #Loblaw Cos., Ltd.........................................  1,800     60,768
  *Lundin Mining Corp.......................................  4,970     24,149
   Magna International, Inc.................................  6,640    290,981
  #Manulife Financial Corp.................................. 35,722    488,540
   Nexen, Inc...............................................  9,316    180,030
   Pan American Silver Corp.................................  1,400     27,225
   Pengrowth Energy Corp....................................  4,165     37,440
   Penn West Petroleum, Ltd.................................  7,406    126,926
  *Precision Drilling Corp..................................  1,850     17,042
   Progress Energy Resources Corp...........................  1,712     18,838
   Progressive Waste Solutions, Ltd.........................  1,600     34,710
  *Research In Motion, Ltd..................................  4,438     63,480
  #Sun Life Financial, Inc.................................. 14,250    349,380
   Suncor Energy, Inc....................................... 32,305  1,067,077
   Talisman Energy, Inc..................................... 13,813    180,659
  #Teck Resources, Ltd. Class B............................. 11,791    439,962
  #Thomson Reuters Corp..................................... 10,478    313,115
  #TransAlta Corp...........................................  5,411     89,722
   TransCanada Corp.........................................  5,479    241,046
  *Uranium One, Inc.........................................  7,548     21,929
   Viterra, Inc............................................. 10,544    169,818
   Yamana Gold, Inc......................................... 22,000    322,701
                                                                    ----------
TOTAL CANADA................................................         6,665,755
                                                                    ----------
DENMARK -- (1.4%)
 #*A.P. Moeller-Maersk A.S. Series A........................      5     37,294
   A.P. Moeller-Maersk A.S. Series B........................     30    234,898
   Carlsberg A.S. Series B..................................  3,388    292,458
  *Danske Bank A.S.......................................... 16,130    262,128
   H. Lundbeck A.S..........................................  1,354     27,146
   TDC A.S..................................................  5,018     35,970
 #*Vestas Wind Systems A.S..................................  1,259     11,097
                                                                    ----------
TOTAL DENMARK...............................................           900,991
                                                                    ----------
FINLAND -- (0.5%)
  #Kesko Oyj Series B.......................................    830     22,200
   Neste Oil Oyj............................................    374      4,426
 #*Nokia Oyj................................................  4,757     17,228
  #Stora Enso Oyj Series R.................................. 14,570     99,726
   UPM-Kymmene Oyj.......................................... 16,377    210,168
                                                                    ----------
TOTAL FINLAND...............................................           353,748
                                                                    ----------
FRANCE -- (8.6%)
 #*Air France-KLM...........................................  4,815     23,139
   Arkema SA................................................    235     20,842
   AXA SA...................................................    911     12,945
   AXA SA Sponsored ADR..................................... 37,500    531,375
   BNP Paribas SA...........................................  3,707    149,612
   Bollore SA...............................................    132     28,611
 #*Bouygues SA..............................................  1,815     49,520
   Cap Gemini SA............................................  2,746    107,279
   Casino Guichard Perrachon SA.............................  1,229    120,748
   Cie de Saint-Gobain SA...................................  8,683    364,559
  *Cie Generale de Geophysique - Veritas SA.................  2,137     61,284
   Cie Generale des Etablissements Michelin SA Series B.....  2,350    175,621

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
  #Ciments Francais SA......................................    244 $   15,643
   CNP Assurances SA........................................  3,620     50,826
   Credit Agricole SA....................................... 29,433    151,512
   Electricite de France SA.................................  3,090     65,464
   France Telecom SA........................................ 36,344    498,205
   GDF Suez SA.............................................. 34,130    785,816
   Groupe Eurotunnel SA.....................................  7,947     66,863
   Lafarge SA...............................................  4,430    173,154
  #Lagardere SCA............................................  3,281     99,490
   Natixis SA............................................... 21,884     66,711
  #Peugeot SA...............................................  4,276     51,355
  #PPR SA...................................................    418     69,952
   Renault SA...............................................  4,615    209,939
   Rexel SA.................................................  2,396     50,129
   Sanofi SA................................................  1,614    123,280
   Sanofi SA ADR............................................  9,889    377,562
   Societe Generale SA...................................... 13,106    310,274
   STMicroelectronics NV.................................... 16,130     92,874
   Thales SA................................................    349     12,099
  *Vallourec SA.............................................    265     15,959
   Vivendi SA............................................... 36,665    678,174
                                                                    ----------
TOTAL FRANCE................................................         5,610,816
                                                                    ----------
GERMANY -- (7.2%)
   Allianz SE...............................................  2,335    260,448
   Bayerische Motoren Werke AG..............................  3,898    370,746
  *Celesio AG...............................................     23        397
  *Commerzbank AG........................................... 29,247     63,324
   Daimler AG............................................... 15,045    832,461
   Deutsche Bank AG......................................... 13,617    590,842
   Deutsche Bank AG (5750355)...............................  1,686     73,194
   Deutsche Lufthansa AG....................................  7,439     96,873
   Deutsche Post AG.........................................  5,443    101,642
   Deutsche Telekom AG...................................... 65,866    742,619
  #E.ON AG.................................................. 29,739    673,342
  #Heidelberger Zement AG...................................  2,192    120,614
   Merck KGaA...............................................    658     72,327
  #Munchener Rueckversicherungs-Gesellschaft AG.............  2,720    395,080
  *RWE AG...................................................  1,961     84,297
  #Salzgitter AG............................................  1,060     55,558
   ThyssenKrupp AG..........................................  2,746     65,122
  #Volkswagen AG............................................    524     89,512
                                                                    ----------
TOTAL GERMANY...............................................         4,688,398
                                                                    ----------
GREECE -- (0.1%)
   Hellenic Petroleum S.A...................................  5,666     41,645
  *National Bank of Greece S.A..............................  2,483      5,540
                                                                    ----------
TOTAL GREECE................................................            47,185
                                                                    ----------
HONG KONG -- (1.5%)
   Great Eagle Holdings, Ltd................................  8,217     24,133
   Henderson Land Development Co., Ltd...................... 29,826    169,237
   Hong Kong & Shanghai Hotels, Ltd......................... 13,000     17,012
   Hopewell Holdings, Ltd...................................  5,000     13,401
   Hutchison Whampoa, Ltd................................... 49,000    469,736
   New World Development Co., Ltd........................... 84,164    104,549
   Orient Overseas International, Ltd.......................  6,000     40,958
  #Wharf Holdings, Ltd......................................  7,000     41,513
   Wheelock & Co., Ltd...................................... 27,000     90,968
                                                                    ----------
TOTAL HONG KONG.............................................           971,507
                                                                    ----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
IRELAND -- (0.1%)
   CRH P.L.C................................................   1,944 $ 39,444
   CRH P.L.C. Sponsored ADR.................................   1,763   35,842
                                                                     --------
TOTAL IRELAND...............................................           75,286
                                                                     --------
ISRAEL -- (0.3%)
   Bank Hapoalim B.M........................................  13,936   51,715
   Bank Leumi Le-Israel B.M.................................  16,895   52,851
   Bezeq Israeli Telecommunication Corp., Ltd...............   7,975   13,295
   Elbit Systems, Ltd.......................................     421   15,359
   Israel Chemicals, Ltd....................................   3,027   34,625
  *Israel Discount Bank, Ltd. Series A......................  13,386   17,360
  *NICE Systems, Ltd........................................      56    2,147
  *NICE Systems, Ltd. Sponsored ADR.........................   1,134   43,568
   Partner Communications Co., Ltd..........................     859    6,420
                                                                     --------
TOTAL ISRAEL................................................          237,340
                                                                     --------
ITALY -- (1.0%)
  #Banca Monte Dei Paschi di Siena SpA......................  88,378   31,439
  *Fiat SpA.................................................  16,709   80,708
  *Finmeccanica SpA.........................................   3,600   15,486
  *Mediaset SpA.............................................   7,532   17,927
   Parmalat SpA.............................................   2,927    6,620
   Telecom Italia SpA....................................... 234,061  265,538
   UniCredit SpA............................................  32,439  129,386
   Unione di Banche Italiane ScpA...........................  24,403   90,701
                                                                     --------
TOTAL ITALY.................................................          637,805
                                                                     --------
JAPAN -- (19.5%)
   77 Bank, Ltd. (The)......................................   9,864   39,334
   Aeon Co., Ltd............................................  10,100  131,855
   Alfresa Holdings Corp....................................   1,000   46,180
   Amada Co., Ltd...........................................  10,000   67,873
   Asahi Glass Co., Ltd.....................................   6,000   47,175
   Asahi Kasei Corp.........................................  21,000  129,796
   Bank of Kyoto, Ltd. (The)................................   7,000   59,302
   Canon Marketing Japan, Inc...............................   1,500   19,350
   Chugoku Bank, Ltd. (The).................................   3,000   37,909
   Chuo Mitsui Trust Holdings, Inc..........................  17,000   49,802
   Citizen Holdings Co., Ltd................................   8,200   51,498
   Coca-Cola West Co., Ltd..................................   1,800   32,491
   Cosmo Oil Co., Ltd.......................................  20,636   57,228
   Dai Nippon Printing Co., Ltd.............................  19,000  168,623
   Daicel Chemical Industries, Ltd..........................   4,000   25,355
   Daiwa Securities Group, Inc..............................  16,000   60,464
   Fuji Heavy Industries, Ltd...............................   3,000   22,628
   Fuji Television Network, Inc.............................      10   16,868
   FUJIFILM Holdings Corp...................................  13,400  284,219
   Fukuoka Financial Group, Inc.............................  27,000  112,333
   Glory, Ltd...............................................   1,800   38,710
   Gunma Bank, Ltd. (The)...................................  11,735   59,541
   Hachijuni Bank, Ltd. (The)...............................  11,000   59,865
   Hakuhodo DY Holdings, Inc................................     880   54,952
   Hankyu Hanshin Holdings, Inc.............................   5,000   23,328
   Hitachi Capital Corp.....................................   1,700   28,102
   Hitachi High-Technologies Corp...........................   1,400   35,182
   Hokuhoku Financial Group, Inc............................  20,000   34,990
   House Foods Corp.........................................   2,300   38,737
   Idemitsu Kosan Co., Ltd..................................     800   73,661
   Inpex Corp...............................................      44  290,510
   Isetan Mitsukoshi Holdings, Ltd..........................  11,400  124,172

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Iyo Bank, Ltd. (The).....................................   4,000 $   33,194
   J. Front Retailing Co., Ltd..............................  15,000     77,073
   JFE Holdings, Inc........................................   9,100    170,184
   Joyo Bank, Ltd. (The)....................................   8,000     34,923
   JS Group Corp............................................   4,400     86,400
   JTEKT Corp...............................................   2,800     30,688
   JX Holdings, Inc.........................................  56,740    320,064
   Kagoshima Bank, Ltd. (The)...............................   3,238     19,496
   Kajima Corp..............................................   5,000     14,251
   Kamigumi Co., Ltd........................................   5,000     40,185
   Kaneka Corp..............................................   9,000     55,619
 #*Kawasaki Kisen Kaisha, Ltd...............................  14,000     29,489
   Keiyo Bank, Ltd. (The)...................................   9,000     41,871
   Kinden Corp..............................................   4,000     27,779
   Kirin Holdings Co., Ltd..................................   4,000     50,930
   Kobe Steel, Ltd..........................................  20,000     28,524
  #Konica Minolta Holdings, Inc.............................   6,500     52,735
   Kyocera Corp.............................................   3,000    292,470
   Kyowa Hakko Kirin Co., Ltd...............................   3,000     31,534
   Marui Group Co., Ltd.....................................   7,158     56,816
   Maruichi Steel Tube, Ltd.................................     900     19,806
  *Mazda Motor Corp.........................................  19,000     30,876
   Medipal Holdings Corp....................................   5,100     64,513
   Meiji Holdings Co., Ltd..................................     800     35,433
   Mitsubishi Chemical Holdings Corp........................  18,000     94,861
   Mitsubishi Corp..........................................  24,100    522,294
   Mitsubishi Gas Chemical Co., Inc.........................  12,000     78,617
   Mitsubishi Heavy Industries, Ltd.........................  90,000    408,152
   Mitsubishi Logistics Corp................................   3,000     32,908
   Mitsubishi Materials Corp................................  37,000    110,354
   Mitsubishi Tanabe Pharma Corp............................   2,400     33,313
   Mitsubishi UFJ Financial Group, Inc...................... 331,000  1,589,301
   Mitsubishi UFJ Financial Group, Inc. ADR.................  74,759    355,853
   Mitsui Chemicals, Inc....................................  17,000     49,115
   Mitsui O.S.K. Lines, Ltd.................................   9,000     34,883
   MS&AD Insurance Group Holdings, Inc......................   7,019    129,403
   Nagase & Co., Ltd........................................   3,111     37,665
  *NEC Corp.................................................  65,000    117,348
   Nippon Electric Glass Co., Ltd...........................   7,000     56,558
   Nippon Express Co., Ltd..................................  17,000     64,175
   Nippon Meat Packers, Inc.................................   6,000     76,643
  #Nippon Paper Group, Inc..................................   3,600     72,072
  #Nippon Sheet Glass Co., Ltd..............................  22,261     28,833
   Nippon Shokubai Co., Ltd.................................   2,000     22,407
   Nippon Steel Corp........................................  95,000    236,729
   Nippon Television Network Corp...........................     150     23,230
   Nippon Yusen K.K.........................................  26,000     76,857
   Nishi-Nippon Bank, Ltd...................................  18,779     49,669
   Nisshin Seifun Group, Inc................................   2,500     30,503
  *Nisshin Steel Co., Ltd...................................  16,000     22,457
   Nisshinbo Holdings, Inc..................................   3,000     26,376
   Nomura Holdings, Inc.....................................  54,200    222,172
   Obayashi Corp............................................  19,000     80,424
   OJI Paper Co., Ltd.......................................  16,000     73,466
   Onward Holdings Co., Ltd.................................   3,000     23,460
   Panasonic Corp...........................................  36,800    282,133
   Panasonic Corp. Sponsored ADR............................   6,659     50,941
   Rengo Co., Ltd...........................................   4,000     29,247
   Ricoh Co., Ltd...........................................  23,000    206,036
   Rohm Co., Ltd............................................   3,200    144,316
   Sankyo Co., Ltd..........................................     400     19,286

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
   SBI Holdings, Inc........................................    688 $    55,365
  #Seiko Epson Corp.........................................  3,500      46,692
   Sekisui House, Ltd....................................... 20,000     185,408
   Sharp Corp............................................... 28,086     179,672
   Shiga Bank, Ltd..........................................  7,108      40,611
   Shimizu Corp............................................. 11,000      41,815
   Shinsei Bank, Ltd........................................ 22,000      28,390
   Showa Denko K.K..........................................  8,000      17,801
   Showa Shell Sekiyu K.K...................................  1,400       8,810
   SKY Perfect JSAT Holdings, Inc...........................     46      20,034
  #Sojitz Corp.............................................. 26,100      43,956
  #Sony Corp. Sponsored ADR................................. 22,200     359,862
   Sumitomo Corp............................................ 28,900     410,704
   Sumitomo Electric Industries, Ltd........................ 25,100     338,580
   Sumitomo Forestry Co., Ltd...............................  2,700      23,496
   Sumitomo Metal Mining Co., Ltd...........................  1,000      13,117
   Sumitomo Mitsui Financial Group, Inc.....................  4,500     143,995
   Suzuken Co., Ltd.........................................    800      24,198
   Suzuki Motor Corp........................................  1,700      40,012
   Taisei Corp.............................................. 35,297      89,655
   Takashimaya Co., Ltd.....................................  6,000      45,480
   Teijin, Ltd..............................................  9,000      30,266
   Tokai Rika Co., Ltd......................................    600      11,176
   Tokyo Broadcasting System, Inc...........................  1,600      21,695
   Toppan Printing Co., Ltd................................. 16,000     108,369
   Tosoh Corp...............................................  8,000      22,117
   Toyo Seikan Kaisha, Ltd..................................  4,251      56,568
   Toyota Motor Corp........................................  8,395     344,008
   Toyota Motor Corp. Sponsored ADR.........................  2,367     193,573
   Toyota Tsusho Corp.......................................  4,300      85,272
   UNY Co., Ltd.............................................  6,250      72,630
   Wacoal Corp..............................................  2,000      23,198
   Yamada Denki Co., Ltd....................................    530      34,393
   Yamaguchi Financial Group, Inc...........................  5,852      50,266
   Yamaha Corp..............................................  3,100      30,054
   Yamato Kogyo Co., Ltd....................................    800      22,764
                                                                    -----------
TOTAL JAPAN.................................................         12,742,945
                                                                    -----------
NETHERLANDS -- (2.2%)
  *Aegon NV................................................. 45,598     212,103
   Akzo Nobel NV............................................  3,894     208,838
   ArcelorMittal NV......................................... 17,931     311,496
   ArcelorMittal NV ADR.....................................  6,200     107,446
 #*ING Groep NV............................................. 15,364     108,391
   Koninklijke DSM NV.......................................  2,616     150,119
   Koninklijke Philips Electronics NV....................... 18,516     368,476
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,466,869
                                                                    -----------
NEW ZEALAND -- (0.1%)
   Contact Energy, Ltd......................................  5,869      23,246
   Fletcher Building, Ltd...................................  4,645      23,697
                                                                    -----------
TOTAL NEW ZEALAND...........................................             46,943
                                                                    -----------
NORWAY -- (0.8%)
   Aker ASA Series A........................................    235       7,685
   BW Offshore, Ltd.........................................  7,464      10,368
  #DNB ASA..................................................  1,032      11,123
   Marine Harvest ASA....................................... 52,362      26,874
   Norsk Hydro ASA.......................................... 26,577     129,595
   Orkla ASA................................................ 22,047     161,925

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
  *Petroleum Geo-Services ASA...............................   2,873 $   43,462
   Storebrand ASA...........................................   7,005     31,491
  *Subsea 7 SA..............................................   3,120     80,805
                                                                     ----------
TOTAL NORWAY................................................            503,328
                                                                     ----------
PORTUGAL -- (0.1%)
  #Banco Espirito Santo SA..................................   4,739      4,015
  *Banco Espirito Santo SA I-12 Shares......................   8,288      7,021
  *EDP Renovaveis SA........................................   4,290     18,284
  *Portugal Telecom SA......................................   2,263     12,177
                                                                     ----------
TOTAL PORTUGAL..............................................             41,497
                                                                     ----------
SINGAPORE -- (0.8%)
   CapitaLand, Ltd..........................................  45,500    107,547
   CapitaMalls Asia, Ltd....................................  13,000     16,113
   Golden Agri-Resources, Ltd............................... 137,000     81,096
  *Indofood Agri Resources, Ltd.............................   9,000     10,314
  *Keppel Land, Ltd.........................................   1,000      2,546
   Neptune Orient Lines, Ltd................................  14,000     13,907
   Singapore Airlines, Ltd..................................  21,000    181,139
   United Industrial Corp., Ltd.............................  31,000     69,335
   UOL Group, Ltd...........................................   4,000     14,577
   Wheelock Properties, Ltd.................................  14,000     19,505
                                                                     ----------
TOTAL SINGAPORE.............................................            516,079
                                                                     ----------
SPAIN -- (1.5%)
   Acciona SA...............................................     893     54,999
   Banco de Sabadell SA.....................................  34,451     81,566
  *Banco Espanol de Credito SA..............................   5,354     20,140
   Banco Popular Espanol SA.................................  38,239    122,285
   Banco Santander SA.......................................  86,577    543,583
   CaixaBank SA.............................................   6,330     21,821
   Gas Natural SDG SA.......................................   4,881     68,040
   Iberdrola SA.............................................  12,932     60,260
                                                                     ----------
TOTAL SPAIN.................................................            972,694
                                                                     ----------
SWEDEN -- (2.5%)
   Boliden AB...............................................   4,059     65,272
   Meda AB Series A.........................................   1,254     12,401
   Nordea Bank AB...........................................  34,236    303,003
   Skandinaviska Enskilda Banken AB Series A................  35,139    236,752
   SSAB AB Series A.........................................   3,054     31,135
   SSAB AB Series B.........................................   1,349     11,917
   Svenska Cellulosa AB Series A............................     637     10,109
   Svenska Cellulosa AB Series B............................  14,293    226,583
   Swedbank AB Series A.....................................  15,224    251,312
 #*Telefonaktiebolaget LM Ericsson AB Series B..............  49,630    492,005
   TeliaSonera AB...........................................   5,298     35,285
                                                                     ----------
TOTAL SWEDEN................................................          1,675,774
                                                                     ----------
SWITZERLAND -- (4.4%)
   Adecco SA................................................   2,447    119,373
   Aryzta AG................................................     697     35,110
   Baloise Holding AG.......................................     817     63,272
   Credit Suisse Group AG...................................  13,615    325,656
   Credit Suisse Group AG Sponsored ADR.....................     600     13,986
   Holcim, Ltd..............................................   7,487    466,981
   Lonza Group AG...........................................     612     27,614
   Novartis AG ADR..........................................   6,159    339,792
   Sulzer AG................................................     161     23,187

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
SWITZERLAND -- (Continued)
   Swiss Life Holding AG....................................     855 $    87,456
  *Swiss Re, Ltd............................................  11,082     695,873
  *UBS AG...................................................  28,553     356,575
   Zurich Insurance Group AG................................   1,303     319,239
                                                                     -----------
TOTAL SWITZERLAND...........................................           2,874,114
                                                                     -----------
UNITED KINGDOM -- (19.3%)
   Anglo American P.L.C.....................................     263      10,164
   Associated British Foods P.L.C...........................   4,955      98,059
   Aviva P.L.C..............................................  64,363     322,137
   Barclays P.L.C...........................................  32,832     116,237
   Barclays P.L.C. Sponsored ADR............................  56,729     807,821
   BP P.L.C.................................................  27,919     201,690
   BP P.L.C. Sponsored ADR..................................  44,231   1,920,068
   Carnival P.L.C. ADR......................................   7,600     247,152
   Eurasian Natural Resources Corp. P.L.C...................   2,074      18,906
   HSBC Holdings P.L.C......................................  35,020     316,132
  *International Consolidated Airlines Group SA.............  36,571     104,737
   International Power P.L.C................................  23,797     160,974
   Investec P.L.C...........................................     882       5,087
  *John Wood Group P.L.C....................................     162       2,057
   Kazakhmys P.L.C..........................................   3,739      52,485
   Kingfisher P.L.C.........................................  80,602     380,116
  *Lloyds Banking Group P.L.C............................... 379,324     190,400
  *Lloyds Banking Group P.L.C. Sponsored ADR................  72,725     142,541
   Mondi P.L.C..............................................   6,178      57,446
   Old Mutual P.L.C......................................... 112,791     271,440
   Pearson P.L.C. Sponsored ADR.............................   8,925     169,040
   Resolution, Ltd..........................................  24,947      90,625
   Rexam P.L.C..............................................  14,813     103,402
  *Royal Bank of Scotland Group P.L.C....................... 390,642     154,111
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR........   5,598      44,336
   Royal Dutch Shell P.L.C. ADR.............................  31,799   2,332,775
   Royal Dutch Shell P.L.C. Series B........................     674      24,665
   Sainsbury (J.) P.L.C.....................................  35,798     178,952
   Vedanta Resources P.L.C..................................     948      18,789
   Vodafone Group P.L.C.....................................  45,645     126,344
   Vodafone Group P.L.C. Sponsored ADR......................  89,953   2,503,392
   William Morrison Supermarkets P.L.C......................  48,067     218,934
   Wolseley P.L.C...........................................   2,441      92,933
   WPP P.L.C................................................  21,698     293,812
   WPP P.L.C. Sponsored ADR.................................      63       4,273
   Xstrata P.L.C............................................  44,047     845,946
                                                                     -----------
TOTAL UNITED KINGDOM........................................          12,627,978
                                                                     -----------
TOTAL COMMON STOCKS.........................................          57,327,369
                                                                     -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.............................   3,143     192,022
                                                                     -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                              SHARES/
                                                               FACE
                                                              AMOUNT      VALUE+
                                                             ---------- -----------
                                                               (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..........................  4,000,000 $ 4,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $3,937,999) to be repurchased at $3,860,806............ $    3,861   3,860,783
                                                                        -----------
TOTAL SECURITIES LENDING COLLATERAL.........................              7,860,783
                                                                        -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $72,787,025).......................................            $65,380,174
                                                                        ===========

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (88.3%)
BRAZIL -- (7.9%)
   AES Tiete SA.............................................   6,700 $   84,675
  *Aliansce Shopping Centers SA.............................   1,826     17,234
   All America Latina Logistica SA..........................  65,400    296,095
   Anhanguera Educacional Participacoes SA..................  20,837    275,691
  *B2W Cia Global Do Varejo SA..............................  12,200     52,355
   Banco Bradesco SA........................................  42,177    570,208
   Banco do Brasil SA.......................................  81,420  1,010,195
   Banco Santander Brasil SA ADR............................ 106,575    860,060
   Bematech SA..............................................   9,300     20,004
   BM&F Bovespa SA.......................................... 276,525  1,544,994
   BR Malls Participacoes SA................................  45,823    566,372
   Brasil Brokers Participacoes SA..........................  21,000     71,831
   BRF - Brasil Foods SA....................................  52,600    954,783
   BRF - Brasil Foods SA ADR................................   6,032    111,170
   Brookfield Incorporacoes SA..............................  50,911    134,345
   CCR SA...................................................  50,900    394,671
  *Centrais Eletricas Brasileiras SA........................   3,600     30,803
   Centrais Eletricas Brasileiras SA ADR....................   6,427     76,803
   Centrais Eletricas Brasileiras SA Sponsored ADR..........  14,659    124,895
   CETIP SA--Mercados Organizados...........................  15,546    238,962
   Cia de Saneamento Basico do Estado de Sao Paulo ADR......   6,469    512,086
   Cia de Saneamento de Minas Gerais-Copasa SA..............  12,100    283,433
   Cia Energetica de Minas Gerais SA........................   6,452    110,625
   Cia Hering SA............................................  16,150    401,007
   Cia Siderurgica Nacional SA Sponsored ADR................  61,370    547,420
   Cielo SA.................................................  21,515    646,296
   Cosan SA Industria e Comercio............................  24,328    423,345
   CPFL Energia SA..........................................  14,100    197,059
   Cremer SA................................................   7,500     72,791
   Cyrela Brazil Realty SA Empreendimentos e Participacoes..  43,100    347,305
  *Cyrela Commercial Properties SA Empreendimentos e
    Participacoes...........................................   1,400     15,424
   Direcional Engenharia SA.................................   3,500     17,884
   Duratex SA...............................................  44,427    261,041
   EcoRodovias Infraestrutura e Logistica SA................  21,700    179,757
  *Embraer SA...............................................  42,200    362,413
   Embraer SA ADR...........................................   8,071    279,579
   Energias do Brazil SA....................................  55,200    384,864
   Equatorial Energia SA....................................   9,300     68,403
   Estacio Participacoes SA.................................  11,800    147,272
   Eternit SA...............................................  11,966     62,776
   Even Construtora e Incorporadora SA......................  31,100    116,167
   EZ Tec Empreendimentos e Participacoes SA................   9,700    107,119
  *Fertilizantes Heringer SA................................   6,700     49,385
   Fibria Celulose SA Sponsored ADR.........................  32,933    261,488
   Forjas Taurus SA.........................................   2,402      2,823
   Gafisa SA................................................  24,200     44,562
   Gafisa SA ADR............................................  31,200    114,816
  *General Shopping Brasil SA...............................   5,100     30,903
   Gerdau SA................................................  32,800    255,015
   Gol Linhas Aereas Inteligentes SA ADR....................     100        530
   Grendene SA..............................................  16,900     87,064
   Guararapes Confeccoes SA.................................     900     46,800
   Helbor Empreendimentos SA................................  21,600    104,932
   Hypermarcas SA...........................................  49,390    321,036
   Iguatemi Empresa de Shopping Centers SA..................   5,552    121,051
   Industrias Romi SA.......................................   3,400     10,452
   Iochpe-Maxion SA.........................................   9,400    162,736
   Itau Unibanco Holding SA.................................  17,400    242,723

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
  *JBS SA................................................... 128,200 $  502,402
   JHSF Participacoes SA....................................  23,700     74,352
  *JSL SA...................................................   2,300     11,559
  *Kepler Weber SA.......................................... 108,600     13,674
  *Kroton Educacional SA Common Shares......................     725      1,236
  *Kroton Educacional SA Unit Shares........................   8,698    127,767
   Light SA.................................................   9,800    126,578
   Localiza Rent a Car SA...................................  12,200    208,651
  *Log-in Logistica Intermodal SA...........................   6,600     26,973
   Lojas Americanas SA......................................  11,895    102,903
   Lojas Renner SA..........................................   8,900    282,807
   LPS Brasil Consultoria de Imoveis SA.....................   3,800     65,588
  *Lupatech SA..............................................   2,000      5,341
   M. Dias Branco SA........................................   3,700    106,760
  *Magnesita Refratarios SA.................................  24,100     84,710
   Mahle-Metal Leve SA Industria e Comercio.................   2,900     94,326
   Marfrig Alimentos SA.....................................  25,491    141,085
   Marisa Lojas SA..........................................   3,600     42,551
   Metalfrio Solutions SA...................................   3,700      9,511
   Mills Estruturas e Servicos de Engenharia SA.............   7,000     91,037
   Minerva SA...............................................  11,500     52,126
  *MMX Mineracao e Metalicos SA.............................  44,016    204,129
  *MPX Energia SA...........................................   5,622    150,921
   MRV Engenharia e Participacoes SA........................  44,102    257,743
   Multiplan Empreendimentos Imobiliarios SA................   8,937    210,514
  *Multiplus SA.............................................   4,000     87,045
   Natura Cosmeticos SA.....................................  13,400    302,777
   Obrascon Huarte Lain Brasil SA...........................  18,000    155,528
  *OGX Petroleo e Gas Participacoes SA......................      75        524
   Oi SA....................................................  33,716    226,409
  #Oi SA ADR (670851104)....................................   1,991     13,280
 #*Oi SA ADR (670851203)....................................  29,023    520,382
   Paranapanema SA..........................................  28,600     43,662
   PDG Realty SA Empreendimentos e Participacoes............ 180,399    423,989
   Petroleo Brasileiro SA ADR............................... 130,023  3,060,741
  *Plascar Participacoes Industriais SA.....................  36,800     28,959
   Porto Seguro SA..........................................  20,000    196,312
  *PortX Operacoes Portuarias SA............................  24,600     39,362
   Positivo Informatica SA..................................   6,400     22,663
   Raia Drogasil SA.........................................  19,114    204,361
   Redecard SA..............................................  30,539    508,836
   Restoque Comercio e Confeccoes de Roupas SA..............   6,000    115,049
   Rodobens Negocios Imobiliarios SA........................   5,000     29,169
   Rossi Residencial SA.....................................  30,968    129,646
   Santos Brasil Participacoes SA...........................   6,200    108,313
   Sao Martinho SA..........................................   8,684    105,011
   SLC Agricola SA..........................................   8,300     81,992
  *Springs Global Participacoes SA..........................  12,300     20,972
   Sul America SA...........................................  27,552    226,355
   Tecnisa SA...............................................  20,900     93,966
   Tegma Gestao Logistica SA................................   2,200     33,528
   Telefonica Brasil SA.....................................   5,129    131,309
   Tim Participacoes SA.....................................  20,300    119,916
  *Tim Participacoes SA ADR.................................   7,207    215,706
   Totvs SA.................................................  13,400    260,105
   Tractebel Energia SA.....................................  11,400    195,866
   Triunfo Participacoes e Investimentos SA.................     600      2,877
   Ultrapar Participacoes SA................................  22,544    511,162
   Usinas Siderurgicas de Minas Gerais SA...................  29,200    277,424
  #Vale SA Sponsored ADR.................................... 100,100  2,222,220
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA...........................  10,340    158,885

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
BRAZIL -- (Continued)
  *Vanguarda Agro SA........................................    265,400 $    55,693
  *Viver Incorporadora e Construtora SA.....................     36,653      46,341
   WEG Industrias SA........................................     14,271     150,785
                                                                        -----------
TOTAL BRAZIL................................................             28,958,892
                                                                        -----------
CHILE -- (1.9%)
   AES Gener SA.............................................    228,630     144,691
   Aguas Andinas SA Series A................................    324,655     214,764
   Banco de Chile SA........................................     57,764       8,987
   Banco de Chile SA Series F ADR...........................      1,493     139,775
   Banco de Credito e Inversiones SA........................      4,578     329,350
   Banco Santander Chile SA ADR.............................      2,700     220,887
   Besalco SA...............................................     51,211     100,290
   CAP SA...................................................      7,030     294,909
   Cencosud SA..............................................     76,802     486,998
   Cia General de Electricidad SA...........................     42,429     239,653
   Colbun SA................................................    678,571     193,038
  *Compania Sud Americana de Vapores SA.....................  1,172,552     137,777
   Corpbanca SA............................................. 17,585,956     238,902
   E.CL SA..................................................     69,071     185,086
   Empresa Nacional de Electricidad SA Sponsored ADR........      9,755     532,818
   Empresas CMPC SA.........................................    113,487     466,487
   Empresas Copec SA........................................     37,734     612,565
  *Empresas Hites SA........................................     25,655      20,355
   Empresas Iansa SA........................................    569,080      46,338
   Empresas La Polar SA.....................................     24,533      20,836
   Enersis SA Sponsored ADR.................................     23,522     476,791
   ENTEL Chile SA...........................................     13,123     260,512
   Forus SA.................................................     12,029      55,793
   Grupo Security SA........................................    135,206      52,399
   Inversiones Aguas Metropolitanas SA......................     94,507     166,571
  #Lan Airlines SA Sponsored ADR............................      5,800     163,502
  *Madeco SA................................................  1,561,961      73,896
   Masisa SA................................................    568,238      63,255
   Molibdenos y Metales SA..................................      4,015      67,868
  *Multiexport Foods SA.....................................     51,707      13,963
   Parque Arauco SA.........................................     67,795     131,719
   PAZ Corp. SA.............................................     23,268      12,471
   Ripley Corp. SA..........................................     91,129     101,630
   S.A.C.I. Falabella SA....................................     15,718     153,907
   Salfacorp SA.............................................     28,322      72,396
  *Sigdo Koppers SA.........................................     41,169      98,446
  *Sociedad Matriz SAAM SA..................................  1,309,584     156,578
   Socovesa SA..............................................    116,554      57,832
  *Sonda SA.................................................     48,949     145,808
                                                                        -----------
TOTAL CHILE.................................................              6,959,843
                                                                        -----------
CHINA -- (14.2%)
  *361 Degrees International, Ltd...........................     96,000      30,320
  *A8 Digital Music Holdings, Ltd...........................     22,000       2,588
   Agile Property Holdings, Ltd.............................    220,000     286,240
  *Agricultural Bank of China, Ltd. Series H................  1,804,000     850,889
   Air China, Ltd. Series H.................................    212,000     153,127
   Ajisen China Holdings, Ltd...............................     66,000      73,433
  *Alibaba.com, Ltd.........................................     94,500     162,009
  #Aluminum Corp. of China, Ltd. ADR........................     16,695     200,841
   AMVIG Holdings, Ltd......................................     98,000      54,768
  #Angang Steel Co., Ltd. Series H..........................    160,000     108,749
   Anhui Conch Cement Co., Ltd. Series H....................     94,500     314,359
  *Anhui Expressway Co., Ltd. Series H......................     66,000      37,399
   Anhui Tianda Oil Pipe Co., Ltd. Series H.................     68,000      11,884

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
CHINA -- (Continued)
   Anta Sports Products, Ltd................................    80,000 $   78,939
   Anton Oilfield Services Group............................   166,000     25,747
   Asia Cement China Holdings Corp..........................   122,000     59,913
  *Asia Energy Logistics Group, Ltd......................... 1,900,000     34,742
   Asian Citrus Holdings, Ltd...............................   102,000     60,523
  *AVIC International Holding HK, Ltd.......................   642,000     20,201
   Bank of China, Ltd. Series H............................. 5,205,356  2,167,623
   Bank of Communications Co., Ltd. Series H................   595,580    459,077
   Baoye Group Co., Ltd. Series H...........................    26,000     16,423
  *BaWang International Group Holding, Ltd..................   182,000     17,204
   BBMG Corp. Series H......................................   130,141    111,777
   Beijing Capital International Airport Co., Ltd. Series H.   292,000    188,740
   Beijing Capital Land, Ltd. Series H......................   176,000     48,260
  *Beijing Enterprises Water Group, Ltd.....................   406,000     92,675
   Beijing Jingkelong Co., Ltd. Series H....................    46,000     40,635
   Beijing North Star Co., Ltd. Series H....................   110,000     20,296
  *Beijing Properties Holdings, Ltd.........................   276,000     14,365
   Belle International Holdings, Ltd........................   206,000    402,483
  *Boer Power Holdings, Ltd.................................    83,000     29,749
   Bosideng International Holdings, Ltd.....................   250,000     71,834
 #*Brilliance China Automotive Holdings, Ltd................   150,000    161,812
 #*BYD Co., Ltd. Series H...................................    31,500     82,303
  *BYD Electronic International Co., Ltd....................   122,500     36,691
   C C Land Holdings, Ltd...................................   253,000     53,659
   C.P. Pokphand Co., Ltd...................................   452,000     55,722
   Central China Real Estate, Ltd...........................    86,194     22,425
   Centron Telecom International Holdings, Ltd..............    71,000      9,609
  *Chaoda Modern Agriculture Holdings, Ltd..................   600,243     60,021
  *Chaowei Power Holdings, Ltd..............................    23,000     10,174
  *Chigo Holding, Ltd.......................................   248,000      6,443
   China Aerospace International Holdings, Ltd..............   432,000     38,214
   China Agri-Industries Holdings, Ltd......................   252,000    184,285
  *China All Access Holdings, Ltd...........................    90,000     17,689
   China Aoyuan Property Group, Ltd.........................   297,000     41,588
   China Automation Group, Ltd..............................   105,000     28,819
   China BlueChemical, Ltd. Series H........................   185,143    131,954
  #China Chengtong Development Group, Ltd...................    62,784      2,378
   China Citic Bank Corp., Ltd. Series H....................   962,000    609,544
   China Coal Energy Co., Ltd. Series H.....................   534,000    610,089
   China Communications Services Corp., Ltd. Series H.......   350,800    179,045
   China Construction Bank Corp. Series H................... 4,336,990  3,371,268
  *China Corn Oil Co., Ltd..................................    25,000     11,677
   China COSCO Holdings Co., Ltd. Series H..................   407,000    234,670
   China Dongxiang Group Co., Ltd...........................   438,000     58,961
 #*China Eastern Airlines Corp., Ltd. Series H..............   148,000     49,205
  *China Energine International Holdings, Ltd...............   270,000      9,353
  #China Everbright International, Ltd......................   297,000    139,771
   China Everbright, Ltd....................................   114,000    179,948
   China Gas Holdings, Ltd..................................   438,000    216,927
  *China Glass Holdings, Ltd................................   106,000     15,166
  #China Green Holdings, Ltd................................   144,000     41,906
   China Haidian Holdings, Ltd..............................   258,000     31,485
   China High Precision Automation Group, Ltd...............    73,000     25,263
   China High Speed Transmission Equipment Group Co., Ltd...   259,993    125,170
   China Huiyuan Juice Group, Ltd...........................   123,500     41,206
  *China Liansu Group Holdings, Ltd.........................    67,000     41,957
   China Life Insurance Co., Ltd............................    22,000     58,576
   China Life Insurance Co., Ltd. ADR.......................    17,505    699,500
  *China Lilang, Ltd........................................    66,000     60,696
   China Longyuan Power Group Corp. Series H................   181,000    141,825
  *China Lumena New Materials Corp..........................   430,000     77,875

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
CHINA -- (Continued)
   China Mengniu Dairy Co., Ltd.............................    91,000 $  280,736
   China Merchants Bank Co., Ltd. Series H..................   322,195    695,686
   China Merchants Holdings International Co., Ltd..........   115,216    371,736
   China Metal Recycling Holdings, Ltd......................    70,581     80,544
  *China Mining Resources Group, Ltd........................ 1,034,000     15,060
   China Minsheng Banking Corp., Ltd. Series H..............   483,500    501,563
   China Mobile, Ltd. Sponsored ADR.........................    59,696  3,303,577
  *China Molybdenum Co., Ltd. Series H......................   244,000     94,255
   China National Building Material Co., Ltd. Series H......   298,000    399,379
   China National Materials Co., Ltd. Series H..............   220,000     84,595
  *China Nickel Resources Holdings Co., Ltd.................    40,000      3,179
  *China Oil & Gas Group, Ltd...............................   580,000     58,060
   China Oilfield Services, Ltd. Series H...................   116,000    186,872
   China Overseas Grand Oceans Group, Ltd...................    33,000     44,134
   China Overseas Land & Investment, Ltd....................   422,000    913,033
   China Pacific Insurance Group Co., Ltd. Series H.........   134,400    433,522
   China Power International Development, Ltd...............   218,000     48,953
 #*China Power New Energy Development Co., Ltd..............   820,000     34,705
  *China Precious Metal Resources Holdings Co., Ltd.........   320,000     56,765
  *China Properties Group, Ltd..............................   128,000     37,570
  *China Qinfa Group, Ltd...................................   144,000     31,936
   China Railway Construction Corp., Ltd. Series H..........   219,000    173,721
   China Railway Group, Ltd. Series H.......................   233,000     91,843
  *China Rare Earth Holdings, Ltd...........................   190,000     49,918
   China Resources Cement Holdings, Ltd.....................   174,000    137,634
  *China Resources Gas Group, Ltd...........................    56,000    108,496
   China Resources Land, Ltd................................   212,000    405,683
   China Resources Power Holdings Co., Ltd..................    92,000    167,211
  *China Rongsheng Heavy Industries Group Holdings, Ltd.....   325,000     80,651
  *China Sanjiang Fine Chemicals Co., Ltd...................    24,000      7,629
   China Shanshui Cement Group, Ltd.........................   225,790    181,360
   China Shenhua Energy Co., Ltd. Series H..................   174,884    772,297
  *China Shipping Container Lines Co., Ltd. Series H........   536,000    173,645
   China Shipping Development Co., Ltd. Series H............   171,654    110,909
  *China Singyes Solar Technologies Holdings, Ltd...........    50,000     24,597
   China South City Holdings, Ltd...........................   276,000     37,945
  *China Southern Airlines Co., Ltd. ADR....................     5,037    111,872
   China Starch Holdings, Ltd...............................   395,000     13,911
   China State Construction International Holdings, Ltd.....   127,919    117,440
   China Sunshine Paper Holdings Co., Ltd...................    11,500      1,310
  *China Suntien Green Energy Corp., Ltd. Series H..........   123,000     23,815
  *China Taiping Insurance Holdings Co., Ltd................    85,200    177,883
   China Telecom Corp., Ltd. ADR............................     6,185    331,021
   China Telecom Corp., Ltd. Series H.......................   144,000     77,177
   China Travel International Investment Hong Kong, Ltd.....   491,492     98,448
   China Unicom Hong Kong, Ltd..............................   378,000    662,071
   China Unicom Hong Kong, Ltd. ADR.........................    38,755    673,562
  *China Vanadium Titano--Magnetite Mining Co., Ltd.........   140,000     31,694
   China Water Affairs Group, Ltd...........................   140,000     43,622
   China Wireless Technologies, Ltd.........................   216,000     32,632
   China Yurun Food Group, Ltd..............................   241,000    306,054
   China Zhongwang Holdings, Ltd............................   341,518    140,552
  *Chinasoft International, Ltd.............................   130,000     36,322
  *Chongqing Iron & Steel Co., Ltd. Series H................   190,000     33,795
   Chongqing Machinery & Electric Co., Ltd. Series H........   200,000     36,391
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd....................................................    32,000     11,983
  *CIMC Enric Holdings, Ltd.................................    20,000     11,021
  *Citic 21CN Co., Ltd......................................   240,000     13,558
   Citic Pacific, Ltd.......................................   199,433    327,290
  *Citic Resources Holdings, Ltd............................   428,000     70,192
  *CNNC International, Ltd..................................    17,000      4,647

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
CHINA -- (Continued)
   CNOOC, Ltd...............................................   124,000 $  262,030
   CNOOC, Ltd. ADR..........................................     7,380  1,561,977
  #Comba Telecom Systems Holdings, Ltd......................   105,845     58,226
  *Comtec Solar Systems Group, Ltd..........................   104,000     13,422
   COSCO International Holdings, Ltd........................   150,000     65,065
   COSCO Pacific, Ltd.......................................   251,813    364,021
  *Coslight Technology International Group, Ltd.............     4,000      1,178
   Country Garden Holdings Co., Ltd.........................   448,000    192,634
   CPMC Holdings, Ltd.......................................    30,000     20,382
   CSR Corp., Ltd. Series H.................................    85,676     68,871
   DaChan Food Asia, Ltd....................................    57,000     10,743
   Dalian Port (PDA) Co., Ltd. Series H.....................   140,000     31,872
   Daphne International Holdings, Ltd.......................    80,000    113,717
  *Daqing Dairy Holdings, Ltd...............................    60,000     12,992
   Datang International Power Generation Co., Ltd. Series H.   166,000     58,834
  *DBA Telecommunication Asia Holdings, Ltd.................     4,000      2,415
   Digital China Holdings, Ltd..............................    79,000    149,213
   Dongfang Electric Co., Ltd. Series H.....................    32,000     86,749
  *Dongiang Environmental Co., Ltd. Series H................     3,400     13,360
   Dongyue Group Co., Ltd...................................    85,000     63,275
   Embry Holdings, Ltd......................................    14,000      7,804
   ENN Energy Holdings, Ltd.................................    84,000    292,947
   Evergrande Real Estate Group, Ltd........................   532,000    305,414
   Fantasia Holdings Group Co., Ltd.........................   136,500     15,557
   First Tractor Co., Ltd. Series H.........................    62,000     57,621
   Fosun International, Ltd.................................   272,500    161,639
   Franshion Properties China, Ltd..........................   569,120    157,071
   Fufeng Group, Ltd........................................   153,000     61,795
   GCL-Poly Energy Holdings, Ltd............................   873,000    224,999
  #Geely Automobile Holdings, Ltd...........................   495,000    183,106
   Global Bio-Chem Technology Group Co., Ltd................   394,800     77,454
  *Global Sweeteners Holdings, Ltd..........................   144,000     13,101
  *Glorious Property Holdings, Ltd..........................   487,000     74,060
   Golden Eagle Retail Group, Ltd...........................    45,000    118,328
  *Golden Meditech Holdings, Ltd............................    84,000     10,374
   Goldlion Holdings, Ltd...................................    61,152     26,364
   GOME Electrical Appliances Holding, Ltd.................. 1,389,940    254,379
   Good Friend International Holdings, Inc..................    22,000     10,253
  *Goodtop Tin International Holdings, Ltd..................   230,000     20,450
  *Great Wall Motor Co., Ltd. Series H......................    69,000    147,907
   Great Wall Technology Co., Ltd. Series H.................    83,300     18,911
   Greentown China Holdings, Ltd............................   134,000     92,940
   Guangdong Investment, Ltd................................   222,000    162,889
   Guangshen Railway Co., Ltd. Sponsored ADR................     3,802     71,402
   Guangzhou Automobile Group Co., Ltd. Series H............   217,740    240,409
   Guangzhou Investment Co., Ltd............................   794,400    176,064
   Guangzhou R&F Properties Co., Ltd. Series H..............   145,600    193,405
   Guangzhou Shipyard International Co., Ltd. Series H......    41,600     35,861
  *Haier Electronics Group Co., Ltd.........................    59,000     61,403
   Hainan Meilan International Airport Co., Ltd. Series H...    26,000     16,558
   Haitian International Holdings, Ltd......................    75,000     86,289
  *Heng Tai Consumables Group, Ltd.......................... 1,301,742     34,980
   Hengan International Group Co., Ltd......................    37,500    397,214
   Hengdeli Holdings, Ltd...................................   212,000     84,474
  *Hi Sun Technology, Ltd...................................   273,000     41,771
   Hidili Industry International Development, Ltd...........   219,000     74,381
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H.....    72,000     15,691
   HKC Holdings, Ltd........................................   532,098     26,316
  *Honghua Group, Ltd.......................................   256,000     46,345
   Hopewell Highway Infrastructure, Ltd.....................   135,972     70,866
  #Hopson Development Holdings, Ltd.........................   121,000     72,766

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
CHINA -- (Continued)
  *Huadian Power International Corp. Series H...............   198,000 $   45,486
   Huaneng Power International, Inc. ADR....................     4,458    105,967
   Huaneng Power International, Inc. Series H...............    56,000     33,147
  *Hunan Nonferrous Metal Corp., Ltd. Series H..............   310,000     90,350
   Huscoke Resources Holdings, Ltd..........................   504,000      6,572
   Industrial & Commercial Bank of China, Ltd. Series H..... 4,743,017  3,145,338
  *Interchina Holdings Co., Ltd.............................   410,000     24,449
  *International Taifeng Holdings, Ltd......................   134,000     41,272
   Intime Department Store Group Co., Ltd...................   109,500    137,667
   Jiangsu Express Co., Ltd. Series H.......................   108,000    106,300
   Jiangxi Copper Co., Ltd. Series H........................   116,000    279,265
  #Jingwei Textile Machinery Co., Ltd. Series H.............    50,000     31,199
   Ju Teng International Holdings, Ltd......................   250,000     52,095
  *Kai Yuan Holdings, Ltd................................... 1,320,000     34,572
  *Kaisa Group Holdings, Ltd................................   254,000     53,338
   Kingboard Chemical Holdings, Ltd.........................    93,000    259,803
   Kingboard Laminates Holdings, Ltd........................   166,973     77,437
  #Kingdee International Software Group Co., Ltd............   258,000     57,194
   Kingsoft Corp., Ltd......................................   133,000     61,041
   Kunlun Energy Co., Ltd...................................   202,000    353,456
   KWG Property Holding, Ltd................................   227,830    149,197
   Lai Fung Holdings, Ltd...................................   550,000      9,964
  *Le Saunda Holdings, Ltd..................................    84,000     29,017
   Lee & Man Paper Manufacturing, Ltd.......................   314,000    146,491
   Lenovo Group, Ltd........................................   320,000    305,614
   Li Ning Co., Ltd.........................................   119,500    109,509
   Lianhua Supermarket Holdings Co., Ltd. Series H..........    49,200     51,418
   Lingbao Gold Co., Ltd. Series H..........................    72,000     35,715
  *LK Technology Holdings, Ltd..............................    17,500      4,131
   Longfor Properties Co., Ltd..............................   114,500    181,466
   Lonking Holdings, Ltd....................................   305,000    110,526
   Loudong General Nice Resources China Holdings, Ltd.......   333,000     26,181
  #Maanshan Iron & Steel Co., Ltd. Series H.................   292,000     81,737
   Magic Holdings International, Ltd........................    25,000      9,716
  *Maoye International Holdings, Ltd........................   202,000     47,582
  *Media China Corp., Ltd...................................    60,000        712
   Metallurgical Corp of China, Ltd. Series H...............   391,000     86,302
   Min Xin Holdings, Ltd....................................    44,000     23,555
  *Mingfa Group International Co., Ltd......................   170,000     50,656
   Minmetals Land, Ltd......................................   347,644     43,358
 #*Minmetals Resources, Ltd.................................   236,000    120,249
   Minth Group, Ltd.........................................    92,000    116,319
  *Nan Hai Corp, Ltd........................................ 6,200,000     23,877
   NetDragon Websoft, Inc...................................    25,000     17,196
   New World China Land, Ltd................................   499,189    153,247
   New World Department Store China, Ltd....................   101,000     68,808
   Nine Dragons Paper Holdings, Ltd.........................   268,000    219,707
  *NVC Lighting Holdings, Ltd...............................   143,000     51,596
  *O-Net Communications Group, Ltd..........................    18,000      4,546
  *Oriental Ginza Holdings, Ltd.............................    57,000      2,089
   Pacific Online, Ltd......................................    44,000     19,589
   Parkson Retail Group, Ltd................................   126,500    140,314
   PCD Stores Group, Ltd....................................   462,000     57,405
  *Peak Sport Products Co., Ltd.............................   199,000     46,243
  *PetroAsian Energy Holdings, Ltd..........................   124,000      2,901
   Phoenix Satellite Television Holdings, Ltd...............   126,000     42,999
   PICC Property & Casualty Co., Ltd. Series H..............   146,000    181,603
   Ping An Insurance Group Co. of China, Ltd. Series H......    66,000    548,213
  #Poly Hong Kong Investment, Ltd...........................   372,111    194,087
   Ports Design, Ltd........................................    48,500     71,137
  *Pou Sheng International Holdings, Ltd....................   364,687     33,721

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
   Powerlong Real Estate Holdings, Ltd......................   155,000 $ 26,384
   Prosperity International Holdings HK, Ltd................   280,000   13,854
   Qin Jia Yuan Media Services Co., Ltd.....................   258,000    3,484
   Qingling Motors Co., Ltd. Series H.......................    34,000   10,788
   Qunxing Paper Holdings Co., Ltd..........................   124,416   32,932
   Real Nutriceutical Group, Ltd............................   141,000   36,448
   Regent Manner International, Ltd.........................   151,000   32,991
   Renhe Commercial Holdings Co., Ltd....................... 1,640,570   94,487
  *Richly Field China Development, Ltd......................   150,000    1,701
   Road King Infrastructure, Ltd............................    32,000   20,784
  *Royale Furniture Holdings, Ltd...........................    10,000    3,206
   Samson Holding, Ltd......................................   239,000   31,644
  *Sany Heavy Equipment International Holdings Co., Ltd.....    83,000   63,366
  *Semiconductor Manufacturing International Corp........... 3,325,000  164,706
  *Semiconductor Manufacturing International Corp. ADR......     5,657   13,747
   Shandong Chenming Paper Holdings, Ltd. Series H..........    48,500   22,358
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...    23,200   17,012
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.   144,000  165,133
  *Shanghai Industrial Urban Development Group, Ltd.........   154,000   32,708
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H...............................................   332,000   48,689
   Shanghai Prime Machinery Co., Ltd. Series H..............   118,000   18,238
   Shengli Oil & Gas Pipe Holdings, Ltd.....................   144,000   15,906
  *Shenguan Holdings Group, Ltd.............................   120,000   65,841
   Shenji Group Kunming Machine Tool Co., Ltd...............     6,000    1,768
   Shenzhen Expressway Co., Ltd. Series H...................    90,000   37,572
   Shenzhen International Holdings, Ltd..................... 1,530,000  104,136
   Shenzhen Investment, Ltd.................................   466,000  108,119
   Shenzhou International Group, Ltd........................    41,000   76,945
   Shimao Property Holdings, Ltd............................   255,356  334,774
   Shougang Concord International Enterprises Co., Ltd...... 1,080,000   57,377
   Shougang Fushan Resources Group, Ltd.....................   556,000  193,764
   Shui On Land, Ltd........................................   528,572  220,674
   Sichuan Expressway Co., Ltd. Series H....................   110,000   44,084
  *Sijia Group Co., Ltd.....................................    30,000    8,147
   Silver Grant International Industries, Ltd...............   214,000   45,409
   SIM Technology Group, Ltd................................   140,000    9,526
  *Sino Oil & Gas Holdings, Ltd............................. 1,720,000   42,875
  *Sino Prosper State Gold Resources Holdings, Ltd..........   134,000    7,138
  *Sino Union Energy Investment Group, Ltd..................   780,000   66,319
   Sinofert Holdings, Ltd...................................   328,000   71,240
  *Sinolink Worldwide Holdings, Ltd.........................   362,000   28,742
   SinoMedia Holding, Ltd...................................    54,644   32,037
   Sino-Ocean Land Holdings, Ltd............................   530,775  246,195
   Sinopec Kantons Holdings, Ltd............................    48,000   33,937
   Sinopec Shanghai Petrochemical Co., Ltd. Series H........   328,000  114,695
   Sinopec Yizheng Chemical Fibre Co., Ltd. Series H........   130,000   29,657
   Sinopharm Group Co., Ltd. Series H.......................    70,000  181,507
   Sinotrans Shipping, Ltd..................................   276,173   65,729
   Sinotrans, Ltd. Series H.................................   250,000   42,348
   Sinotruk Hong Kong, Ltd..................................   135,000   82,083
   Skyworth Digital Holdings, Ltd...........................   372,558  151,678
   Soho China, Ltd..........................................   310,912  241,018
   Solargiga Energy Holdings, Ltd...........................   106,000    8,814
   Sparkle Roll Group, Ltd..................................   176,000   15,879
   SPG Land Holdings, Ltd...................................    53,000   10,775
   SRE Group, Ltd...........................................   776,000   38,271
  *Sunac China Holdings, Ltd................................    37,000   11,436
   Sunny Optical Technology Group Co., Ltd..................    62,000   20,564
   TCC International Holdings, Ltd..........................   153,795   52,906
  *TCL Communication Technology Holdings, Ltd...............    70,000   27,845
  *TCL Multimedia Technology Holdings, Ltd..................   108,000   61,111

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
CHINA -- (Continued)
  *Tech Pro Technology Development, Ltd.....................  46,000 $    18,415
   Tencent Holdings, Ltd....................................  37,600   1,177,236
   Texhong Textile Group, Ltd...............................  50,000      21,100
   Tian An China Investments Co., Ltd.......................  62,000      29,437
  *Tian Shan Development Holdings, Ltd......................  36,000       9,309
   Tiangong International Co., Ltd.......................... 232,000      57,195
  *Tianjin Development Holdings, Ltd........................ 104,000      46,139
   Tianjin Port Development Holdings, Ltd................... 342,000      46,136
   Tianneng Power International, Ltd........................ 114,000      55,985
   Tingyi (Cayman Islands) Holding Corp..................... 100,000     266,343
   Tomson Group, Ltd........................................  66,969      15,518
  #Towngas China Co., Ltd...................................  75,000      53,382
   TPV Technology, Ltd...................................... 195,412      44,630
  *Trauson Holdings Co., Ltd................................  16,000       6,111
   Travelsky Technology, Ltd. Series H...................... 142,500      78,699
   Truly International Holdings, Ltd........................ 267,140      40,061
  *Uni-President China Holdings, Ltd........................ 119,639     108,377
  *United Energy Group, Ltd................................. 340,000      73,857
   Vinda International Holdings, Ltd........................  37,000      65,568
 #*VODone, Ltd.............................................. 454,000      64,372
   Want Want China Holdings, Ltd............................ 297,000     364,048
   Wasion Group Holdings, Ltd............................... 114,000      47,971
   Weichai Power Co., Ltd. Series H.........................  31,400     146,578
   Weiqiao Textile Co., Ltd. Series H.......................  64,500      31,744
   Welling Holding, Ltd..................................... 152,800      23,903
  *West China Cement, Ltd................................... 408,000      97,378
   Wumart Stores, Inc. Series H.............................  52,000     119,267
   Xiamen International Port Co., Ltd. Series H............. 194,000      24,651
   Xingda International Holdings, Ltd....................... 150,000      65,005
   Xinhua Winshare Publishing & Media Co., Ltd. Series H....  26,897      13,935
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H  55,600      27,374
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H....... 152,000      41,296
  *Xiwang Sugar Holdings Co., Ltd........................... 114,296      14,202
  *XTEP International Holdings, Ltd......................... 137,500      61,878
   Yanzhou Coal Mining Co., Ltd.............................  16,000      33,511
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR..............  13,400     283,812
   Yingde Gases Group Co., Ltd..............................  80,000      92,814
   Yip's Chemical Holdings, Ltd.............................  54,000      42,465
   Yuexiu Transport Infrastructure, Ltd.....................  78,752      37,900
   Zhaojin Mining Industry Co., Ltd. Series H...............  79,500     110,450
   Zhejiang Expressway Co., Ltd. Series H................... 128,000      91,745
  *Zhong An Real Estate, Ltd................................ 151,000      18,725
   Zhongsheng Group Holdings, Ltd...........................  51,500     101,732
   Zhuzhou CSR Times Electric Co., Ltd. Series H............  37,750     106,179
   #Zijin Mining Group Co., Ltd. Series H................... 402,000     130,795
   ZTE Corp. Series H.......................................  44,000     106,231
                                                                     -----------
TOTAL CHINA.................................................          52,194,478
                                                                     -----------
COLOMBIA -- (0.3%)
   Bancolombia SA Sponsored ADR.............................   4,665     316,427
  #Ecopetrol SA Sponsored ADR...............................  14,155     915,828
                                                                     -----------
TOTAL COLOMBIA..............................................           1,232,255
                                                                     -----------
CZECH REPUBLIC -- (0.4%)
   CEZ A.S..................................................  11,908     480,082
   Komercni Banka A.S.......................................   1,947     357,700
   Pegas Nonwovens SA.......................................   1,253      28,754
   Telefonica Czech Republic A.S............................  22,731     458,734
  *Unipetrol A.S............................................      77         711
                                                                     -----------
TOTAL CZECH REPUBLIC........................................           1,325,981
                                                                     -----------

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
EGYPT -- (0.1%)
  *Commercial International Bank Egypt S.A.E. Sponsored
    GDR.....................................................  21,215 $   86,379
  *Egyptian Financial Group-Hermes Holding GDR..............   1,286      5,712
   Orascom Construction Industries GDR......................   3,878    171,044
  *Orascom Telecom Holding S.A.E. GDR.......................  27,246     76,270
  *Orascom Telecom Media & Technology Holding S.A.E. GDR....  27,246     30,311
                                                                     ----------
TOTAL EGYPT.................................................            369,716
                                                                     ----------
HUNGARY -- (0.3%)
  *Danubius Hotel & Spa P.L.C...............................   1,913     24,646
   EMASZ NYRT...............................................     285     18,674
  *FHB Mortgage Bank NYRT...................................   7,751     20,449
   Magyar Telekom Telecommunications P.L.C..................  49,227    123,832
  *MOL Hungarian Oil & Gas P.L.C............................   2,885    238,517
   OTP Bank P.L.C...........................................  33,433    586,071
  *PannErgy P.L.C...........................................   2,746      7,993
                                                                     ----------
TOTAL HUNGARY...............................................          1,020,182
                                                                     ----------
INDIA -- (6.2%)
  *3M India, Ltd............................................     150     11,356
   Aban Offshore, Ltd.......................................   1,084      8,511
   ABG Shipyard, Ltd........................................   1,954     14,057
   ACC, Ltd.................................................   5,158    120,772
   Adani Enterprises, Ltd...................................  20,333    108,041
  *Adani Power, Ltd.........................................  83,500    101,513
   Adhunik Metaliks, Ltd....................................   9,397      7,741
   Aditya Birla Nuvo, Ltd...................................   7,017    123,754
   AIA Engineering, Ltd.....................................   7,091     47,698
   Ajmera Realty & Infra India, Ltd.........................     865      1,905
   Akzo Nobel India, Ltd....................................   1,850     30,556
   Allahabad Bank, Ltd......................................  18,783     58,922
   Alok Industries, Ltd..................................... 123,095     45,695
   Alstom T&D India, Ltd....................................   6,030     18,104
   Amara Raja Batteries, Ltd................................   2,460     13,658
   Ambuja Cements, Ltd......................................  60,054    171,157
   Amtek Auto, Ltd..........................................  19,266     46,168
  *Andhra Bank, Ltd.........................................  16,001     35,307
   Ansal Properties & Infrastructure, Ltd...................   1,164        721
  *Arvind, Ltd..............................................  28,011     46,104
   Asea Brown Boveri India, Ltd.............................   3,207     49,609
  *Ashok Leyland, Ltd....................................... 198,431    120,970
   Asian Hotels East, Ltd...................................   2,150     11,329
   Asian Hotels West, Ltd...................................   2,150      5,628
   Asian Hotels, Ltd........................................     263      1,036
   Asian Paints, Ltd........................................   1,523    101,435
   Axis Bank, Ltd...........................................  25,592    535,472
   Bajaj Auto, Ltd..........................................   5,398    165,788
   Bajaj Electricals, Ltd...................................   7,154     26,728
   Bajaj Finance, Ltd.......................................     432      7,125
   Bajaj Finserv, Ltd.......................................   6,165     85,829
   Bajaj Hindusthan, Ltd....................................  38,120     21,967
   Bajaj Holdings & Investment, Ltd.........................   6,130     97,833
   Balkrishna Industries, Ltd...............................     682      3,742
   Ballarpur Industries, Ltd................................  24,846     11,683
   Balrampur Chini Mills, Ltd...............................  20,941     21,746
   Bank of Baroda...........................................   7,107    103,589
   Bank of India............................................  18,221    121,771
   Bannari Amman Sugars, Ltd................................     894      9,049
   BASF India, Ltd..........................................   2,566     29,908
   Bata India, Ltd..........................................   1,989     33,107
   BEML, Ltd................................................     184      1,858
   Berger Paints India, Ltd.................................  24,846     56,545

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
INDIA -- (Continued)
  *BGR Energy Systems, Ltd..................................  7,400 $ 46,072
   Bharat Forge, Ltd........................................  9,972   60,990
   Bharat Petroleum Corp., Ltd..............................  5,243   66,578
   Bharti Airtel, Ltd....................................... 41,232  242,302
   Bhushan Steel, Ltd....................................... 10,614   86,937
   Birla Corp., Ltd.........................................  7,647   37,114
   Blue Dart Express, Ltd...................................    366   13,806
   Blue Star, Ltd...........................................  2,815    9,876
   Bombay Dyeing & Manufacturing Co., Ltd...................  1,408   13,967
   Bombay Rayon Fashions, Ltd...............................  3,438   16,486
   Bosch, Ltd...............................................    624  102,654
   Britannia Industries, Ltd................................  5,181   55,024
  *Cairn India, Ltd......................................... 60,659  397,557
   Canara Bank.............................................. 12,471  102,825
   Carborundum Universal, Ltd............................... 37,304  116,866
   Central Bank of India.................................... 39,375   73,423
   Century Plyboards India, Ltd.............................  6,270    7,319
   Century Textiles & Industries, Ltd.......................  4,600   28,385
   CESC, Ltd................................................  9,148   44,948
   Chambal Fertilizers & Chemicals, Ltd..................... 25,175   36,290
   Chettinad Cement Corp., Ltd..............................    800    8,727
   City Union Bank, Ltd..................................... 31,667   29,357
   Clariant Chemicals (India), Ltd..........................  1,428   16,690
   CMC, Ltd.................................................    814   14,053
   Colgate-Palmolive (India), Ltd...........................  4,873  102,441
   Container Corp. of India.................................  5,557   93,022
   Core Education & Technologies, Ltd.......................  5,676   30,338
   Coromandel International, Ltd............................  8,349   40,496
   Corporation Bank.........................................  6,782   52,422
   Crisil, Ltd..............................................  4,345   85,504
   Crompton Greaves, Ltd.................................... 14,834   36,751
   Cummins India, Ltd.......................................  4,094   37,471
   Dabur India, Ltd......................................... 37,833   80,143
   Dalmia Bharat Enterprises, Ltd........................... 25,540   61,886
   Dalmia Cement (Bharat), Ltd.............................. 24,016    5,817
  *DB Realty, Ltd........................................... 19,776   27,443
   DCM Shriram Consolidated, Ltd............................ 36,958   31,128
   Dena Bank................................................ 27,020   47,761
  *Development Credit Bank, Ltd............................. 31,233   27,085
  *Dish TV (India), Ltd..................................... 23,545   26,708
   Divi's Laboratories, Ltd.................................  4,563   74,042
   DLF, Ltd................................................. 66,869  237,064
  *Dredging Corp. of India, Ltd.............................  1,644    8,508
   E.I.D. - Parry (India), Ltd.............................. 14,037   47,728
   eClerx Services, Ltd.....................................  1,248   17,400
   Edelweiss Financial Services, Ltd........................ 62,230   34,784
   Educomp Solutions, Ltd................................... 11,439   42,178
   Eicher Motors, Ltd.......................................  2,160   93,206
   EIH, Ltd................................................. 28,592   45,473
   Electrosteel Casings, Ltd................................ 17,278    6,756
   Emami, Ltd...............................................  4,388   37,983
   Engineers India, Ltd.....................................  4,897   23,507
   Era Infra Engineering, Ltd...............................  5,965   15,966
   Escorts, Ltd............................................. 17,545   24,513
  *Essar Oil, Ltd........................................... 58,634   60,432
  *Essar Ports, Ltd......................................... 20,068   34,372
  *Essar Shipping, Ltd...................................... 10,034    5,758
   Everest Kanto Cylinder, Ltd..............................  9,453    5,295
   Exide Industries, Ltd.................................... 20,975   51,287
   FAG Bearings (India), Ltd................................  3,885  114,416
  *Federal Bank, Ltd........................................ 17,172  137,048

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
INDIA -- (Continued)
  *Federal-Mogul Goetze (India), Ltd........................   2,252 $ 11,779
   Financial Technologies (India), Ltd......................   3,881   50,280
   Finolex Cables, Ltd......................................   4,219    2,758
   Finolex Industries, Ltd..................................   5,539    6,203
   GAIL India, Ltd..........................................  42,849  267,665
  *Gammon Infrastructure Projects, Ltd......................  54,930   13,763
   Gateway Distriparks, Ltd.................................   3,906   11,218
  *Gillette India, Ltd......................................   1,390   67,910
   Gitanjali Gems, Ltd......................................  11,316   69,972
   GlaxoSmithKline Consumer Healthcare, Ltd.................   1,701   90,184
  *GMR Infrastructure, Ltd.................................. 122,763   62,400
   Godrej Consumer Products, Ltd............................   8,841   90,296
  *Godrej Properties, Ltd...................................     798    8,936
   Gokul Refoils & Solvent, Ltd.............................  22,807   35,097
   Grasim Industries, Ltd...................................   3,807  184,897
   Great Eastern Shipping Co., Ltd..........................   9,960   47,999
   Greaves Cotton, Ltd......................................  20,113   30,845
   Gruh Finance, Ltd........................................   2,190   28,203
   Gujarat Alkalies & Chemicals, Ltd........................     535    1,280
   Gujarat Ambuja Exports, Ltd..............................  27,735   11,680
   Gujarat Fluorochemicals, Ltd.............................   3,560   31,089
   Gujarat Gas Co., Ltd.....................................   5,581   34,109
   Gujarat Mineral Development Corp., Ltd...................  13,253   46,807
   Gujarat Narmada Valley Fertilizers Co., Ltd..............  14,377   22,329
   Gujarat NRE Coke, Ltd....................................  18,472    7,121
   Gujarat State Fertilizers & Chemicals, Ltd...............   1,188    9,963
   Gujarat State Petronet, Ltd..............................  24,099   30,298
  *GVK Power & Infrastructure, Ltd.......................... 119,621   36,438
  *Havells India, Ltd.......................................   7,189   75,884
   HCL Infosystems, Ltd.....................................  14,770   12,553
   HCL Technologies, Ltd....................................   6,419   62,278
   HDFC Bank, Ltd...........................................  83,678  861,715
   HEG, Ltd.................................................   2,331    9,953
  *HeidelbergCement India, Ltd..............................  23,375   13,676
   Hero Honda Motors, Ltd. Series B.........................   3,282  138,923
  *Hexa Tradex, Ltd.........................................   6,867    9,773
   Hexaware Technologies, Ltd...............................  53,761  131,728
   Hikal, Ltd...............................................   2,661   14,043
  *Himachal Futuristic Communications, Ltd..................   7,709    1,622
   Himadri Chemicals & Industries, Ltd......................  22,360   14,808
   Hindalco Industries, Ltd................................. 155,298  353,971
   Hindustan Construction Co., Ltd..........................  73,046   29,297
  *Hindustan Oil Exploration Co., Ltd.......................   6,545   15,144
   Hindustan Petroleum Corp, Ltd............................   9,124   52,252
  *Honeywell Automation India, Ltd..........................     639   33,018
  *Housing Development & Infrastructure, Ltd................  48,583   74,152
   HT Media, Ltd............................................  22,426   54,018
   ICICI Bank, Ltd. Sponsored ADR...........................  18,211  617,171
   ICSA (India), Ltd........................................     938      332
   IDBI Bank, Ltd...........................................  36,488   70,283
  *Idea Cellular, Ltd.......................................  91,840  136,854
   India Cements, Ltd.......................................  38,760   62,071
  *India Infoline, Ltd......................................  19,417   20,314
   Indiabulls Financial Services, Ltd.......................  48,033  220,725
   Indian Bank..............................................  15,180   65,472
   Indian Hotels Co., Ltd...................................  51,378   60,300
   Indian Overseas Bank.....................................  19,418   32,109
  *Indraprastha Gas, Ltd....................................   5,792   23,970
   IndusInd Bank, Ltd.......................................  15,231   96,193
   Info Edge (India), Ltd...................................   3,010   43,450
   Infosys, Ltd.............................................  20,506  950,857

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
INDIA -- (Continued)
   Infosys, Ltd. Sponsored ADR..............................   3,657 $173,159
   Infotech Enterprises, Ltd................................  25,968   80,124
   Infrastructure Development Finance Co., Ltd..............  93,711  213,917
   ING Vysya Bank, Ltd......................................  11,641   80,375
   IRB Infrastructure Developers, Ltd.......................  13,621   44,321
  *IVRCL Assets & Holdings, Ltd.............................   6,200    5,694
   IVRCL Infrastructures & Projects, Ltd....................  37,727   44,182
   Jagran Prakashan, Ltd....................................  16,007   29,690
   Jain Irrigation Systems, Ltd.............................  19,347   32,364
   Jaiprakash Associates, Ltd............................... 168,735  238,241
  *Jaiprakash Power Ventures, Ltd...........................  79,739   61,096
   Jammu & Kashmir Bank, Ltd................................   5,072   89,595
  *Jaypee Infratech, Ltd....................................  23,424   20,464
   JBF Industries, Ltd......................................   3,221    6,925
  *Jet Airways (India), Ltd.................................   5,856   37,287
   Jindal Drilling & Industries, Ltd........................   2,210   12,682
   Jindal Saw, Ltd..........................................  23,505   69,016
   Jindal Steel & Power, Ltd................................  39,236  375,098
   JSW Energy, Ltd..........................................  51,329   48,070
   JSW Steel, Ltd...........................................  15,500  203,247
  *Jyothy Laboratories, Ltd.................................   2,352    7,855
   Kalpataru Power Transmission, Ltd........................  11,602   21,997
   Karnataka Bank, Ltd......................................  19,504   33,474
   Karur Vysya Bank, Ltd....................................   7,457   57,096
   KEC International, Ltd...................................  21,580   23,406
   Kesoram Industries, Ltd..................................   6,628   16,975
   Kirloskar Industries, Ltd................................   1,617    9,040
   Kirloskar Oil Engines, Ltd...............................  41,696  115,491
   Kotak Mahindra Bank, Ltd.................................  22,242  244,917
   KPIT Cummins Infosystems, Ltd............................   8,976   14,306
  *Lanco Infratech, Ltd..................................... 120,882   32,087
   Larsen & Toubro, Ltd.....................................  11,689  271,017
   LIC Housing Finance, Ltd.................................  55,062  272,053
   Madhucon Projects, Ltd...................................   4,455    4,300
   Madras Cements, Ltd......................................  20,370   57,224
  *Mahanagar Telephone Nigam, Ltd...........................  34,498   16,402
   Maharashtra Seamless, Ltd................................  10,478   75,272
   Mahindra & Mahindra Financial Services, Ltd..............   6,436   84,756
  *Mahindra Holidays & Resorts India, Ltd...................   1,757    9,677
   Maruti Suzuki India, Ltd.................................   1,195   31,122
   McLeod Russel (India), Ltd...............................   6,603   35,028
   MindTree, Ltd............................................   2,343   26,247
   Monnet Ispat, Ltd........................................   4,518   41,393
   Monsanto India, Ltd......................................     916   11,839
  *Moser Baer (India), Ltd..................................   8,759    2,402
  *Motherson Sumi Systems, Ltd..............................  14,855   50,358
   Mphasis, Ltd.............................................  10,447   73,012
   MRF, Ltd.................................................     280   60,923
   Mundra Port & Special Economic Zone, Ltd.................  27,851   67,118
   Nagarjuna Construction Co., Ltd..........................  38,420   36,488
   National Aluminium Co., Ltd..............................  84,094   94,690
   Navneet Publications India, Ltd..........................  11,667   12,248
   Nestle India, Ltd........................................   1,929  171,217
  *NHPC, Ltd................................................ 294,122  105,588
   NIIT Technologies, Ltd...................................   3,705   18,911
   NIIT, Ltd................................................  24,582   20,564
   NTPC, Ltd................................................  36,941  113,713
  *OMAXE, Ltd...............................................  18,909   54,308
  *OnMobile Global, Ltd.....................................   6,826    6,945
   Opto Circuits India, Ltd.................................   8,346   29,668
  *Oracle Financial Services Software, Ltd..................   2,581  128,351

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
INDIA -- (Continued)
   Orbit Corp., Ltd.........................................     685 $    629
   Oriental Bank of Commerce................................  12,116   53,177
   Orissa Minerals Development Co., Ltd.....................      19   11,957
  *Parsvnath Developers, Ltd................................  16,167   17,442
   Peninsula Land, Ltd......................................  17,769   10,612
   Petronet LNG, Ltd........................................  26,218   68,675
   Phoenix Mills, Ltd.......................................   1,509    6,000
  *Pidilite Industries, Ltd.................................  23,346   81,319
  *Pipavav Defence & Offshore Engineering Co., Ltd..........  24,596   38,868
   Power Finance Corp., Ltd.................................   3,906   12,598
   Power Grid Corp. of India, Ltd...........................  77,518  164,287
   Praj Industries, Ltd.....................................   7,531    9,967
  *Prism Cement, Ltd........................................   4,154    3,777
   Proctor & Gamble Hygiene & Health Care, Ltd..............      91    3,538
   PTC (India), Ltd.........................................  35,655   40,446
   Punj Lloyd, Ltd..........................................  13,683   13,989
   Punjab National Bank.....................................   2,000   32,131
   Rajesh Exports, Ltd......................................   5,485   14,891
   Rallis India, Ltd........................................   1,650    3,555
   Raymond, Ltd.............................................   2,890   22,105
  *Redington India, Ltd.....................................  27,406   45,617
   REI Agro, Ltd............................................ 112,940   24,006
  *Reliance Broadcast Network, Ltd..........................     251      238
   Reliance Capital, Ltd....................................  14,097   87,806
   Reliance Communications, Ltd.............................  86,027  122,486
   Reliance Energy, Ltd.....................................  11,398  113,743
  *Reliance Power, Ltd......................................  66,947  136,214
   Rolta (India), Ltd.......................................  14,814   24,583
   Ruchi Soya Industries, Ltd...............................  16,202   27,316
  *Satyam Computer Services, Ltd............................  54,690   80,142
   Sesa Goa, Ltd............................................  48,914  174,997
   Shipping Corp. of India, Ltd.............................  18,504   21,709
   Shiv-Vani Oil & Gas Exploration Services, Ltd............   3,161    9,780
   Shoppers Stop, Ltd.......................................     505    3,379
   Shree Cement, Ltd........................................   1,239   66,136
   Shree Renuka Sugars, Ltd.................................  30,089   18,216
   Shriram Transport Finance Co., Ltd.......................  12,944  140,165
   Sintex Industries, Ltd...................................  14,561   20,490
  *SJVN, Ltd................................................  91,523   33,456
   SKF (India), Ltd.........................................   3,672   46,336
   Sobha Developers, Ltd....................................   6,944   43,224
   South Indian Bank, Ltd................................... 167,881   76,440
   SRF, Ltd.................................................   5,322   24,111
   State Bank of Bikaner & Jaipur...........................   1,227    8,866
   State Bank of India......................................  13,108  529,631
   Steel Authority of India, Ltd............................  60,870  109,149
   Sterling Biotech, Ltd....................................   7,650    1,367
  #Sterlite Industries (India), Ltd. ADR....................  43,313  354,733
   Sterlite Technologies, Ltd...............................  29,094   20,223
   Sun TV Network, Ltd......................................   3,807   20,686
   Supreme Industries, Ltd..................................     845    3,332
  *Suzlon Energy, Ltd....................................... 102,892   44,294
   Syndicate Bank...........................................  20,371   40,612
   Tata Chemicals, Ltd......................................   9,981   63,915
   Tata Communications, Ltd. ADR............................   8,400   75,600
   Tata Consultancy Services, Ltd...........................  22,216  525,378
   *Tata Investment Corp., Ltd..............................   5,943   51,137
   Tata Motors, Ltd.........................................  77,313  462,765
 #*Tata Motors, Ltd. Sponsored ADR..........................   5,300  157,675
   Tata Power Co., Ltd......................................  72,897  145,977
   Tata Steel, Ltd..........................................  43,466  381,278

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
INDIA -- (Continued)
   Tata Tea, Ltd............................................     58,964 $   131,153
  *Tata Teleservices Maharashtra, Ltd.......................     91,233      23,955
   Tech Mahindra, Ltd.......................................        960      12,807
  *Teledata Marine Solutions, Ltd...........................     27,764         190
   Texmaco Rail & Engineering, Ltd..........................      5,750       6,511
   Thermax India, Ltd.......................................      4,111      34,579
   Timken India, Ltd........................................      2,794      13,041
   Titan Industries, Ltd....................................     13,264      58,559
   Torrent Power, Ltd.......................................     23,331      90,544
   Trent, Ltd...............................................      1,731      30,184
   Triveni Engineering & Industries, Ltd....................     25,987       7,227
   Triveni Turbine, Ltd.....................................     33,780      27,725
   TTK Prestige, Ltd........................................        490      32,209
   Tube Investments of India, Ltd...........................     17,531      46,277
   UCO Bank.................................................     11,110      16,311
   Uflex, Ltd...............................................      3,166       6,948
   Ultratech Cement, Ltd....................................      7,669     206,573
   Union Bank of India, Ltd.................................     15,461      66,049
  *Unitech, Ltd.............................................    248,209     125,047
   United Phosphorus, Ltd...................................     41,743      91,922
   Usha Martin, Ltd.........................................     21,721      12,239
   Varun Shipping Co., Ltd..................................     12,497       4,132
   Videocon Industries, Ltd.................................     17,238      56,352
   Vijaya Bank, Ltd.........................................     16,156      17,955
   Voltas, Ltd..............................................      9,111      19,011
   WABCO India, Ltd.........................................      1,336      43,557
   Welspun Corp., Ltd.......................................     18,427      43,805
   Wipro, Ltd...............................................     26,368     202,799
  *Wire & Wireless India, Ltd...............................     36,401       6,699
   Yes Bank, Ltd............................................     18,609     122,786
   Zee Entertainment Enterprises, Ltd.......................     55,007     131,361
  *Zee Learn, Ltd...........................................     18,459       7,130
  *Zuari Holdings, Ltd......................................        497       3,153
   Zuari Industries, Ltd....................................        497       1,526
                                                                        -----------
TOTAL INDIA.................................................             22,910,805
                                                                        -----------
INDONESIA -- (3.4%)
  *PT Ace Hardware Indonesia Tbk............................     31,500      17,610
   PT Adaro Energy Tbk......................................  2,150,500     433,333
   PT Adhi Karya Persero Tbk................................    189,000      20,304
  *PT Agis Tbk..............................................    751,500      12,588
   PT AKR Corporindo Tbk....................................    271,500     121,549
  *PT Alam Sutera Realty Tbk................................    276,500      18,024
   PT Aneka Tambang Persero Tbk.............................    661,500     123,562
   PT Asahimas Flat Glass Tbk...............................      2,000       1,341
   PT Astra Agro Lestari Tbk................................     59,500     137,874
   PT Astra International Tbk...............................    118,000     908,691
  *PT Bakrie & Brothers Tbk................................. 10,309,000      55,922
   PT Bakrie Sumatera Plantations Tbk.......................  2,467,000      80,193
  *PT Bakrie Telecom Tbk....................................  4,450,000     123,168
  *PT Bakrieland Development Tbk............................  8,497,250     107,812
   PT Bank Bukopin Tbk......................................    864,500      68,511
   PT Bank Central Asia Tbk.................................    674,000     585,303
   PT Bank Danamon Indonesia Tbk............................    592,742     360,300
   PT Bank Mandiri Persero Tbk..............................    814,972     653,567
   PT Bank Negara Indonesia Persero Tbk.....................  1,404,000     612,484
  *PT Bank Pan Indonesia Tbk................................  2,147,500     200,155
   PT Bank Rakyat Indonesia Persero Tbk.....................    944,500     679,977
   PT Bank Tabungan Negara Persero Tbk......................    298,500      44,634
  *PT Bank Tabungan Pensiunan Nasional Tbk..................    326,000     125,666
  *PT Barito Pacific Tbk....................................    711,500      54,773

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
INDONESIA -- (Continued)
   PT Bayan Resources Tbk...................................    13,000 $ 22,962
  *PT Berlian Laju Tanker Tbk............................... 2,525,666   53,863
   PT Bhakti Investama Tbk.................................. 3,867,200  192,652
  *PT Bisi International Tbk................................   449,500   41,028
   PT Bumi Resources Tbk.................................... 1,188,000  260,864
  *PT Bumi Serpong Damai Tbk................................ 1,271,000  196,717
  *PT BW Plantation Tbk.....................................   175,500   29,333
  *PT Central Proteinaprima Tbk............................. 5,740,500   33,104
  *PT Charoen Pokphand Indonesia Tbk........................   537,015  159,776
   PT Ciputra Development Tbk............................... 1,480,500  122,077
   PT Ciputra Surya Tbk.....................................   204,000   46,588
  *PT Citra Marga Nusaphala Persada Tbk.....................   221,500   52,816
  *PT Darma Henwa Tbk....................................... 3,026,500   25,566
  *PT Delta Dunia Makmur Tbk................................   860,000   47,611
  *PT Energi Mega Persada Tbk............................... 6,821,500  142,655
   PT Gajah Tunggal Tbk.....................................   333,500   93,160
  *PT Global Mediacom Tbk...................................   940,500  169,503
   PT Gozco Plantations Tbk.................................   442,500   15,350
  *PT Hanson International Tbk..............................   327,000    9,793
   PT Hexindo Adiperkasa Tbk................................    28,000   31,248
   PT Holcim Indonesia Tbk..................................   110,500   30,903
  *PT Indah Kiat Pulp & Paper Corp. Tbk.....................   503,500   57,973
   PT Indika Energy Tbk.....................................   321,000   76,534
   PT Indo Tambangraya Megah Tbk............................    28,000  120,844
   PT Indocement Tunggal Prakarsa Tbk.......................   170,000  332,882
   PT Indofood Sukses Makmur Tbk............................   618,000  324,745
   PT Indosat Tbk...........................................    41,000   21,539
   PT Indosat Tbk ADR.......................................     2,476   65,292
  *PT Inovisi Infracom Tbk..................................     6,300    3,939
  *PT Intiland Development Tbk..............................   970,000   45,169
   PT Japfa Comfeed Indonesia Tbk...........................   214,000   97,974
  *PT Jasa Marga Persero Tbk................................   312,500  181,335
  *PT Kawasan Industri Jababeka Tbk......................... 4,167,000  104,001
  *PT Matahari Putra Prima Tbk..............................   735,000   75,057
   PT Mayorah Indah Tbk.....................................    54,000  117,189
   PT Medco Energi Internasional Tbk........................   246,500   56,138
   PT Media Nusantara Citra Tbk.............................   455,500  111,218
   PT Mitra Adiperkasa Tbk..................................   104,500   78,788
  *PT Mitra International Resources Tbk..................... 1,680,500   29,256
  *PT Myoh Technology Tbk...................................    41,500   14,114
  *PT Nippon Indosari Corpindo Tbk..........................     5,500    2,332
  *PT Nusantara Infrastructure Tbk..........................   584,500   19,661
  *PT Pakuwon Jati Tbk...................................... 1,896,000   42,159
  *PT Panin Financial Tbk................................... 3,201,000   53,141
   PT Panin Insurance Tbk...................................   992,000   59,202
   PT Perusahaan Gas Negara Persero Tbk.....................   614,000  222,959
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk....   471,000  149,389
  *PT Polychem Indonesia Tbk................................   312,500   17,666
   PT Ramayana Lestari Sentosa Tbk..........................   771,500   71,676
  *PT Resource Alam Indonesia Tbk...........................    71,500   47,676
   PT Sampoerna Agro Tbk....................................   122,000   43,382
   PT Selamat Sempurna Tbk..................................    61,000   13,582
   PT Semen Gresik Persero Tbk..............................   162,000  213,511
  *PT Sentul City Tbk....................................... 2,620,000   89,525
   PT Sinar Mas Agro Resources & Technology Tbk.............    36,000   24,239
  *PT Sinar Mas Multiartha Tbk..............................     3,000    1,305
   PT Summarecon Agung Tbk..................................   954,832  179,257
   PT Surya Citra Media Tbk.................................     4,500    4,156
  *PT Surya Semesta Internusa Tbk...........................   703,000   91,417
  *PT Suryainti Permata Tbk................................. 1,280,000   12,395
   PT Tambang Batubara Bukit Asam Persero Tbk...............    51,621  103,327

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
INDONESIA -- (Continued)
   PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR....    15,191 $   550,066
  *PT Tiga Pilar Sejahtera Food Tbk.........................   240,500      18,558
   PT Timah Persero Tbk.....................................   450,000      88,704
   PT Trada Maritime Tbk....................................   946,500      96,655
  *PT Truba Alam Manunggal Engineering Tbk.................. 3,328,000      18,079
   PT Tunas Baru Lampung Tbk................................   399,500      26,426
   PT Unilever Indonesia Tbk................................    60,500     130,509
   PT United Tractors Tbk...................................   197,295     632,903
   PT Vale Indonesia Tbk....................................   428,500     143,914
   PT Wijaya Karya Persero Tbk..............................   336,000      35,704
  *PT XL Axiata Tbk.........................................   273,000     160,164
                                                                       -----------
TOTAL INDONESIA.............................................            12,602,536
                                                                       -----------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd..............................         1           5
  *Electra Real Estate, Ltd.................................         1           2
   Formula Systems (1985), Ltd..............................         1          14
  *Formula Vision Technologies, Ltd.........................         1          --
  *Mivtach Shamir Holdings, Ltd.............................     1,647      38,437
  *Naphtha Israel Petroleum Corp., Ltd......................         1           3
   Osem Investments, Ltd....................................         1          14
   Super-Sol, Ltd. Series B.................................        --           1
                                                                       -----------
TOTAL ISRAEL................................................                38,476
                                                                       -----------
MALAYSIA -- (3.6%)
   Aeon Co. Berhad..........................................    33,100     103,674
   Aeon Credit Service M Berhad.............................     1,800       6,358
   Affin Holdings Berhad....................................    65,800      66,641
   AirAsia Berhad...........................................   137,700     151,076
  *Alam Maritim Resources Berhad............................   112,800      25,420
   Alliance Financial Group Berhad..........................   157,800     205,271
   AMMB Holdings Berhad.....................................   232,675     479,956
   Amway (Malaysia) Holdings Berhad.........................    21,800      70,366
   Ann Joo Resources Berhad.................................    24,900      15,917
   APM Automotive Holdings Berhad...........................     2,900       4,510
   Axiata Group Berhad......................................   161,450     283,286
   Bandar Raya Developments Berhad..........................   100,000      74,004
   Batu Kawan Berhad........................................    32,100     199,102
   BIMB Holdings Berhad.....................................    63,900      53,459
   Bolton Berhad............................................    54,300      13,804
   Boustead Heavy Industries Corp. Berhad...................     2,000       1,874
   Bursa Malaysia Berhad....................................    45,300     100,929
   Cahya Mata Sarawak Berhad................................     7,400       5,971
   CB Industrial Product Holding Berhad.....................    36,140      33,856
   Chemical Co. of Malaysia Berhad..........................    35,200      17,432
   CIMB Group Holdings Berhad...............................   421,500   1,030,022
   Coastal Contracts Berhad.................................    38,200      24,666
   Dayang Enterprise Holdings Berhad........................    12,600       8,385
   Dialog Group Berhad......................................   143,225     106,718
   DiGi.Com Berhad..........................................   174,800     232,632
   DRB-Hicom Berhad.........................................   137,700     115,572
   Dutch Lady Milk Industries Berhad........................     1,400      15,406
   Eastern & Oriental Berhad................................   124,800      57,276
  *Evergreen Fibreboard Berhad..............................    32,000       9,472
   Far East Holdings Berhad.................................    14,000      34,748
   Fraser & Neave Holdings Berhad...........................     9,100      57,195
   Gamuda Berhad............................................   239,400     280,804
   Genting Plantations Berhad...............................    30,200      93,602
   Glomac Berhad............................................    31,200       8,592
  *Green Packet Berhad......................................   112,600      21,715
   GuocoLand (Malaysia) Berhad..............................    34,800       9,310

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
MALAYSIA -- (Continued)
   Hai-O Enterprise Berhad..................................  39,400 $ 28,168
   Hap Seng Consolidated Berhad............................. 142,820   77,653
   Hap Seng Plantations Holdings Berhad.....................  25,900   25,518
   Hartalega Holdings Berhad................................   6,000   15,419
   Hock Seng Lee Berhad.....................................  10,400    5,309
   Hong Leong Bank Berhad...................................  43,040  173,721
   Hong Leong Financial Group Berhad........................  42,200  166,233
   Hong Leong Industries Berhad.............................  54,300   76,906
   Hunza Properties Berhad..................................  39,700   19,001
   Hwang-DBS (Malaysia) Berhad..............................  30,600   24,150
   IGB Corp. Berhad......................................... 207,890  188,043
   IJM Corp. Berhad......................................... 212,310  383,291
   IJM Land Berhad.......................................... 114,900   83,572
   IJM Plantations Berhad...................................  52,400   56,798
  *Insas Berhad.............................................  73,513   10,430
   IOI Corp. Berhad......................................... 137,805  237,307
  *Jaks Resources Berhad....................................  13,700    2,349
   Jaya Tiasa Holdings Berhad...............................  11,535   35,991
   JCY International Berhad................................. 128,400   66,070
  *K & N Kenanga Holdings Berhad............................  81,000   15,331
  *Karambunai Corp. Berhad.................................. 252,900   13,734
   Keck Seng (Malaysia) Berhad..............................  59,800   78,457
   KFC Holdings (Malaysia) Berhad...........................  72,400   88,662
   Kian Joo Can Factory Berhad..............................  36,900   23,961
   Kim Loong Resources Berhad...............................  50,920   43,849
  *KNM Group Berhad......................................... 143,187   39,368
   KSL Holdings Berhad......................................  21,300    9,700
   Kuala Lumpur Kepong Berhad...............................  27,150  211,745
   KUB (Malaysia) Berhad....................................  54,300   11,093
   Kulim (Malaysia) Berhad..................................  66,400   92,606
  *Kumpulan Europlus Berhad.................................  31,800   12,547
   Kumpulan Fima Berhad.....................................  22,900   13,902
  *Kurnia Asia Berhad....................................... 187,600   35,210
   Lafarge Malayan Cement Berhad............................  42,860  101,619
  *Landmarks Berhad.........................................  59,300   18,598
   Lingkaran Trans Kota Holdings Berhad.....................  69,500   92,208
   Lingui Development Berhad................................   1,400      708
   Lion Industries Corp. Berhad.............................  77,700   35,811
   LPI Capital Berhad.......................................   5,900   26,700
   Mah Sing Group Berhad....................................  51,000   33,009
   Malayan Banking Berhad................................... 306,701  873,430
  *Malayan Flour Mills Berhad...............................  50,500   31,277
   Malaysia Airports Holdings Berhad........................  61,800  118,103
  *Malaysian Airlines System Berhad......................... 121,634   48,993
   Malaysian Bulk Carriers Berhad...........................  80,125   42,288
   Malaysian Pacific Industries Berhad......................  20,363   20,098
   Malaysian Resources Corp. Berhad......................... 221,300  121,598
   Maxis Berhad............................................. 110,700  223,682
   MBM Resources Berhad.....................................  11,100   18,044
   Media Prima Berhad....................................... 131,700  110,932
   Mega First Corp. Berhad..................................  46,000   25,664
  *MK Land Holdings Berhad..................................  31,600    2,970
   MMC Corp. Berhad......................................... 146,400  127,158
   MNRB Holdings Berhad.....................................   3,900    3,410
   Mudajaya Group Berhad....................................  14,400   12,240
   Muhibbah Engineering Berhad..............................  14,500    5,871
   *Mulpha International Berhad............................. 120,800   17,523
   NCB Holdings Berhad......................................   1,300    1,915
   Nestle (Malaysia) Berhad.................................   6,200  113,233
   NTPM Holdings Berhad.....................................  50,200    8,040
   Oriental Holdings Berhad.................................  46,400   98,278

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
MALAYSIA -- (Continued)
   OSK Holdings Berhad......................................  99,809 $    56,242
   Padini Holdings Berhad...................................  34,900      19,364
   Panasonic Manufacturing (Malaysia) Berhad................  13,100      98,133
   Parkson Holdings Berhad..................................  59,030     101,539
   Pelikan International Corp. Berhad.......................  15,600       4,043
  *Perisai Petroleum Teknologi Berhad.......................  64,800      18,548
   PJ Development Holdings Berhad...........................  21,900       5,097
   POS (Malaysia) Berhad....................................  43,100      38,766
   PPB Group Berhad.........................................  75,100     415,010
   Press Metal Berhad.......................................  14,400      10,025
   Proton Holdings Berhad...................................  53,200      96,166
   Public Bank Berhad Foreign Market Shares.................  51,500     232,524
   QL Resources Berhad......................................  31,600      32,890
   QSR Brands Berhad........................................   9,900      20,817
   RHB Capital Berhad.......................................  98,742     239,983
   Salcon Berhad............................................ 100,000      17,481
   SapuraCrest Petroleum Berhad.............................  41,900      70,118
   Sarawak Oil Palms Berhad.................................   8,200      18,327
   Sarawak Plantation Berhad................................   6,400       6,341
  *SEG International Berhad.................................   5,900       3,348
   Selangor Dredging Berhad................................. 190,000      42,385
   Selangor Properties Berhad...............................   2,100       2,487
   Shangri-La Hotels (Malaysia) Berhad...................... 101,700      99,835
   Shell Refining Co. Federation of Malaysia Berhad.........  55,200     187,395
   SHL Consolidated Berhad..................................  98,500      41,991
   Star Publications (Malaysia) Berhad......................  80,200      84,640
   Subur Tiasa Holdings Berhad..............................  70,415      61,399
   Supermax Corp. Berhad....................................  88,550      55,222
   Ta Ann Holdings Berhad...................................  15,491      33,267
   TA Enterprise Berhad..................................... 238,200      44,365
   TA Global Berhad......................................... 264,180      24,826
   Tan Chong Motor Holdings Berhad..........................  68,500     102,411
  *Tebrau Teguh Berhad...................................... 137,300      33,698
   Telekom Malaysia Berhad..................................  76,400     135,624
   Tenaga Nasional Berhad................................... 162,800     345,648
   TH Plantations Berhad....................................  33,500      30,065
  *Time Dotcom Berhad....................................... 333,000      77,850
   Top Glove Corp. Berhad...................................  40,700      62,865
   Tradewinds (Malaysia) Berhad.............................  13,800      44,550
   Tradewinds Plantation Berhad.............................   4,400       8,439
   TSH Resources Berhad.....................................  30,000      24,265
   Uchi Technologies Berhad.................................  51,700      20,629
  *UEM Land Holdings Berhad................................. 187,264     124,047
   UMW Holdings Berhad......................................  84,000     217,645
   Unico-Desa Plantations Berhad............................ 231,940      92,047
   Unisem (Malaysia) Berhad.................................  64,230      30,254
   United Malacca Berhad....................................  20,100      50,699
  *United Plantations Berhad................................  23,500     201,255
   VS Industry Berhad.......................................  56,245      29,505
   Wah Seong Corp. Berhad...................................  81,902      54,802
   WCT Berhad............................................... 105,500      81,643
   WTK Holdings Berhad......................................  52,300      24,796
   YNH Property Berhad......................................      99          66
   YTL Corp. Berhad......................................... 620,093     331,621
   YTL e-Solutions Berhad...................................  48,400      12,687
  *YTL Land & Development Berhad............................  61,900      21,021
   YTL Power International Berhad........................... 319,073     180,992
  *Zelan Berhad.............................................  24,000       3,208
   Zhulian Corp Berhad......................................  12,400       8,097
                                                                     -----------
TOTAL MALAYSIA..............................................          13,251,518
                                                                     -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
MEXICO -- (5.0%)
  #Alfa S.A.B. de C.V. Series A.............................  44,900 $   642,342
  #Alsea de Mexico S.A.B. de C.V............................  62,112      85,306
   America Movil S.A.B. de C.V. Series L ADR................ 103,278   2,752,359
  #Arca Continental S.A.B. de C.V...........................  48,659     247,517
  *Axtel S.A.B. de C.V...................................... 151,560      41,305
   Bolsa Mexicana de Valores S.A. de C.V....................  38,994      77,922
 #*Cemex S.A.B. de C.V. Sponsored ADR....................... 199,994   1,445,957
   Cia Minera Autlan S.A.B. de C.V. Series B................  21,700      21,940
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.............   4,011     424,965
   Compartamos S.A.B. de C.V................................ 129,600     157,698
   Consorcio ARA S.A.B. de C.V. Series *.................... 221,200      70,473
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B..  31,555      66,933
 #*Corporacion GEO S.A.B. de C.V. Series B.................. 105,667     140,744
   Corporacion Moctezuma S.A.B. de C.V. Series..............  87,200     204,177
  *Desarrolladora Homex S.A.B. de C.V.......................  45,100     126,063
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.........  20,241     161,434
  *Empresas ICA S.A.B. de C.V. Sponsored ADR................  30,700     221,961
  *Financiera Independencia S.A.B. de C.V...................  23,047       9,200
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..  26,897   2,185,650
  *Gruma S.A.B. de C.V. Series B............................  42,700     116,404
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......  42,900      87,375
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......   8,740     338,325
  *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......   2,700     221,157
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B..  10,700      87,524
  #Grupo Carso S.A.B. de C.V. Series A-1....................  85,197     287,785
  *Grupo Comercial Chedraui S.A. de C.V.....................   3,847      10,006
  #Grupo Elektra S.A. de C.V................................   4,729     290,290
  *Grupo Famsa S.A.B. de C.V. Series A......................  28,328      21,030
   Grupo Financiero Banorte S.A.B. de C.V. Series O......... 250,633   1,212,186
   Grupo Financiero Inbursa S.A.B. de C.V. Series O......... 219,000     481,681
  #Grupo Herdez S.A.B. de C.V. Series *.....................  23,819      52,663
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1......... 171,144     408,351
  #Grupo Mexico S.A.B. de C.V. Series B..................... 350,863   1,081,199
  *Grupo Simec S.A. de C.V. Series B........................  18,200      56,405
   Grupo Televisa S.A.B. Sponsored ADR......................  52,079   1,144,176
  *Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V........................................... 163,000     307,832
   Industrias Bachoco S.A.B. de C.V. Series B...............   3,553       6,124
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..........     289       5,968
  *Industrias CH S.A.B. de C.V. Series B....................  33,000     149,724
  #Industrias Penoles S.A.B. de C.V.........................   8,460     396,373
  *Inmuebles Carso S.A.B. de C.V. Series B-1................  84,300      74,748
   Kimberly Clark de Mexico S.A.B. de C.V. Series A......... 139,400     284,452
  *Megacable Holdings S.A.B. de C.V.........................  23,289      50,419
  #Mexichem S.A.B. de C.V. Series *.........................  86,801     323,523
  *Minera Frisco S.A.B. de C.V. Series A-1..................  34,900     151,057
  *OHL Mexico S.A.B. de C.V.................................   3,300       5,219
  *Organizacion Soriana S.A.B. de C.V. Series B............. 149,831     425,823
  *Promotora y Operadora de Infraestructura S.A.B de C.V....  20,900     102,029
  *TV Azteca S.A.B. de C.V.................................. 179,493     117,265
  *Urbi Desarrollos Urbanos S.A.B. de C.V................... 102,404     107,624
   Wal-Mart de Mexico S.A.B. de C.V. Series V............... 266,760     762,847
                                                                     -----------
TOTAL MEXICO................................................          18,251,530
                                                                     -----------
PERU -- (0.3%)
   Cia de Minas Buenaventura S.A. ADR.......................  12,000     495,240
   Credicorp, Ltd...........................................   3,439     450,199
                                                                     -----------
TOTAL PERU..................................................             945,439
                                                                     -----------
PHILIPPINES -- (1.4%)
   Aboitiz Equity Ventures, Inc............................. 153,800     185,277
   Aboitiz Power Corp....................................... 236,700     190,204

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
PHILIPPINES -- (Continued)
   Alliance Global Group, Inc...............................   900,300 $  262,358
  *Atlas Consolidated Mining & Development Corp.............   144,200     66,225
   Ayala Corp. Series A.....................................    26,231    266,601
   Ayala Land, Inc..........................................   348,760    176,428
   Bank of the Philippine Islands...........................    84,392    146,832
   BDO Unibank, Inc.........................................   154,010    240,819
  *Belle Corp...............................................   442,500     50,584
  *Cebu Air, Inc............................................    37,360     61,761
   China Banking Corp.......................................     6,479     79,686
  *DMCI Holdings, Inc.......................................    74,200    104,500
   Energy Development Corp..................................   683,600     95,281
   Filinvest Land, Inc...................................... 2,271,000     72,533
  *First Gen Corp...........................................   209,100     69,877
   First Philippines Holdings Corp..........................    39,940     60,422
  *Global Estate Resorts, Inc...............................   685,000     31,208
   Globe Telecom, Inc.......................................     3,995    106,055
  *International Container Terminal Services, Inc...........    81,310    130,470
  *JG Summit Holdings, Inc..................................    90,100     70,983
   Jollibee Foods Corp......................................    43,380    114,977
  *Lepanto Consolidated Mining Co. Series B.................   550,000     19,926
   Lopez Holdings Corp......................................   335,100     45,457
   Macroasia Corp...........................................    79,000      5,786
   Manila Electric Co.......................................    22,310    138,926
   Manila Water Co., Inc....................................   110,500     64,626
   Megaworld Corp........................................... 2,588,000    132,344
   Metro Bank & Trust Co....................................    81,675    176,072
   Metro Pacific Investments Corp........................... 1,654,000    175,294
   Philippine Long Distance Telephone Co. Sponsored ADR.....     1,805    109,600
  *Philippine National Bank.................................    50,520     89,771
   Philippine Stock Exchange, Inc...........................     2,380     20,810
   Rizal Commercial Banking Corp............................    41,500     43,063
   Robinson's Land Corp. Series B...........................   365,500    149,429
  *Rockwell Land............................................    11,378      2,905
   Security Bank Corp.......................................    47,890    161,601
   Semirara Mining Corp.....................................    11,170     66,399
   SM Development Corp......................................   550,630     91,230
   SM Investments Corp......................................    12,090    199,345
   SM Prime Holdings, Inc...................................   777,300    307,098
   Southeast Asia Cement Holdings, Inc......................   766,000     31,857
   Union Bank of Philippines................................    35,310     89,235
   Universal Robina Corp....................................   123,130    189,181
   Vista Land & Lifescapes, Inc.............................   794,000     81,685
                                                                       ----------
TOTAL PHILIPPINES...........................................            4,974,721
                                                                       ----------
POLAND -- (1.6%)
   Agora SA.................................................    10,877     41,057
  *AmRest Holdings SE.......................................     2,322     51,602
   Apator SA................................................       814      6,197
   Asseco Poland SA.........................................    14,856    221,149
   Bank Handlowy w Warszawie SA.............................     4,242    102,046
   Bank Millennium SA.......................................    77,113    101,426
   Bank Pekao SA............................................     5,552    261,987
  *Boryszew SA..............................................   141,708     31,526
  *BRE Bank SA..............................................     1,946    178,435
   Budimex SA...............................................       993     24,972
  *CD Projekt Red SA........................................    15,498     27,357
  *Ciech SA.................................................     4,977     27,159
  *Cinema City International NV.............................       370      3,488
  *Cyfrowy Polsat SA........................................     7,179     31,693
   Debica SA................................................     1,289     21,196
   Dom Development SA.......................................       200      2,305

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
POLAND -- (Continued)
  *Dom Maklerski IDM SA.....................................  34,400 $   20,637
  *Echo Investment SA.......................................  43,544     53,657
   Elektrobudowa SA.........................................      39      1,376
   Emperia Holding SA.......................................   2,075     71,896
   Enea SA..................................................  15,979     84,373
   Eurocash SA..............................................   7,633     93,180
   Fabryki Mebli Forte SA...................................   1,878      7,029
  *Ferrum SA................................................     154        442
  *Gant Development SA......................................     356        858
  *Get Bank SA.............................................. 131,516     79,244
  *Getin Holding SA.........................................  44,934     32,639
   Grupa Kety SA............................................   1,610     61,089
  *Grupa Lotos SA...........................................  11,102     99,767
   ING Bank Slaski SA.......................................   2,970     76,223
  *Inter Cars SA............................................     702     22,257
  *JW Construction Holding SA...............................   1,500      2,668
  *Kernel Holding SA........................................   6,134    135,347
   KGHM Polska Miedz SA.....................................  15,169    670,725
  *Kopex SA.................................................   6,846     41,801
   Kredyt Bank SA...........................................  10,078     43,535
  *LPP SA...................................................      65     58,599
  *Lubelski Wegiel Bogdanka SA..............................   4,458    179,718
  *MNI SA...................................................   3,678      2,707
  *Netia Holdings SA........................................  42,777     81,964
   NFI Empik Media & Fashion SA.............................   6,031     19,923
   NG2 SA...................................................   1,481     27,213
  *Orbis SA.................................................   4,959     60,140
   PBG SA...................................................     821      6,613
   Pelion SA................................................   2,616     24,900
   PGE SA...................................................  61,218    366,431
   Polimex-Mostostal SA.....................................  92,257     29,873
  *Polish Energy Partners SA................................   4,613     32,935
   Polnord SA...............................................     781      3,507
  *Polski Koncern Naftowy Orlen SA..........................  47,925    559,115
   Polskie Gornictwo Naftowe I Gazownictwo SA............... 142,972    185,171
   Powszechna Kasa Oszczednosci Bank Polski SA..............  40,573    435,165
  *Powszechny Zaklad Ubezpieczen SA.........................   2,724    275,624
  *PZ Cormay SA.............................................   5,536     23,102
   Raciborska Fabryka Kotlow SA.............................   6,073     18,635
  *Rovese SA................................................  15,781     21,051
   Stalprodukt SA...........................................     290     20,160
   Synthos SA...............................................  55,446    107,156
   Telekomunikacja Polska SA................................  56,536    295,642
  *Trakcja-Tiltra SA........................................  25,885      8,643
   TVN SA...................................................  11,441     34,810
  *Warsaw Stock Exchange SA.................................   1,908     23,360
   Zaklady Azotowe Pulawy SA................................   1,290     39,283
  *Zaklady Azotowe w Tarnowie-Moscicach SA..................   4,648     49,779
  *Zaklady Chemiczne Police SA..............................     933      2,756
                                                                     ----------
TOTAL POLAND................................................          5,726,313
                                                                     ----------
RUSSIA -- (3.9%)
   Eurasia Drilling Co., Ltd. GDR...........................   2,164     61,866
   Federal Hydrogenerating Co. ADR.......................... 152,375    530,168
   Gazprom OAO Sponsored ADR................................ 457,286  5,296,315
   Gazpromneft OJSC Sponsored ADR...........................   1,169     28,957
   Globaltrans Investment P.L.C. Sponsored GDR..............   4,320     84,614
  *Integra Group Holdings GDR...............................  26,558     54,041
   Lukoil OAO Sponsored ADR.................................  42,853  2,636,369
  *Magnitogorsk Iron & Steel Works Sponsored GDR............  19,811    105,116
 #*Mechel Sponsored ADR.....................................  26,266    228,252

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
RUSSIA -- (Continued)
   MMC Norilsk Nickel OJSC ADR..............................  54,136 $   963,064
   Novolipetsk Steel OJSC GDR...............................   6,764     146,852
   Novorossiysk Sea Trade Port GDR..........................   6,865      57,720
  *PIK Group GDR............................................  18,848      43,536
   Rosneft Oil Co. GDR......................................  88,869     636,348
  *Sberbank of Russia Sponsored ADR.........................  57,445     743,913
   Severstal OAO GDR........................................  15,086     205,202
   Surgutneftegas Sponsored ADR.............................  56,226     563,173
   Tatneft Sponsored ADR....................................  21,072     782,180
   TMK OAO GDR..............................................   5,575      74,924
   Uralkali OJSC GDR........................................  11,305     427,785
   VimpelCom, Ltd. Sponsored ADR............................  22,400     228,256
   VTB Bank OJSC GDR........................................  60,718     254,634
  *X5 Retail Group N.V. GDR.................................   5,563     140,742
                                                                     -----------
TOTAL RUSSIA................................................          14,294,027
                                                                     -----------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd..........................................  36,792     749,085
   Acucap Properties, Ltd...................................     541       2,807
   Adcorp Holdings, Ltd.....................................  16,639      57,888
   Advtech, Ltd.............................................  59,573      48,378
   AECI, Ltd................................................  22,149     253,720
   Afgri, Ltd...............................................  63,620      49,119
   African Bank Investments, Ltd............................ 106,036     532,097
   African Oxygen, Ltd......................................  26,408      64,995
   African Rainbow Minerals, Ltd............................  15,273     352,347
   Allied Electronics Corp., Ltd............................     430       1,372
   Allied Technologies, Ltd.................................   6,843      48,266
  #Anglo American Platinum Corp., Ltd.......................   7,145     464,239
   AngloGold Ashanti, Ltd. Sponsored ADR....................  36,299   1,247,960
   ArcelorMittal South Africa, Ltd..........................  34,527     261,641
   Argent Industrial, Ltd...................................  21,479      20,860
   Assore, Ltd..............................................   3,693     125,657
   Astral Foods, Ltd........................................   5,962      94,505
   Aveng, Ltd...............................................  75,722     385,987
   AVI, Ltd.................................................  27,232     168,193
   Avusa, Ltd...............................................  26,373      68,880
   Barloworld, Ltd..........................................  53,409     665,616
   Bidvest Group, Ltd.......................................  36,444     865,648
   Blue Label Telecoms, Ltd.................................  61,865      54,160
  *Brait SE.................................................   1,409       4,417
   Business Connexion Group, Ltd............................  65,032      39,344
   Capitec Bank Holdings, Ltd...............................   2,332      66,606
   Cashbuild, Ltd...........................................   3,166      53,354
   Caxton & CTP Publishers & Printers, Ltd..................  26,485      50,248
   City Lodge Hotels, Ltd...................................   4,220      46,259
   Clicks Group, Ltd........................................  33,429     201,555
   Coronation Fund Managers, Ltd............................  34,054     128,152
   Data Tec, Ltd............................................  32,396     190,122
   Discovery Holdings, Ltd..................................  31,041     205,366
  *Distribution & Warehousing Network, Ltd..................  46,874      37,058
   DRDGOLD, Ltd.............................................  70,717      48,149
  #EOH Holdings, Ltd........................................  10,221      43,149
   Eqstra Holdings, Ltd.....................................  87,411      80,774
  *Evraz Highveld Steel & Vanadium, Ltd.....................   5,882      23,693
   Exxaro Resources, Ltd....................................  10,996     293,293
   Famous Brands, Ltd.......................................   5,707      39,313
   FirstRand, Ltd........................................... 254,368     827,359
   Foschini Group, Ltd. (The)...............................  29,933     495,966
  *Gijima Group, Ltd........................................ 305,008      18,491
   Gold Fields, Ltd. Sponsored ADR..........................  93,499   1,203,332

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
   Grindrod, Ltd............................................  99,009 $  198,198
   Group Five, Ltd..........................................  31,179    118,056
   Growthpoint Properties, Ltd..............................  50,177    134,024
   Harmony Gold Mining Co., Ltd.............................  50,878    500,159
   Harmony Gold Mining Co., Ltd. Sponsored ADR..............   1,390     13,483
   Hudaco Industries, Ltd...................................   8,693    119,980
  *Hulamin, Ltd.............................................  41,925     38,120
   Iliad Africa, Ltd........................................  37,928     26,753
   Illovo Sugar, Ltd........................................  42,207    136,540
   Impala Platinum Holdings, Ltd............................  62,237  1,187,626
   Imperial Holdings, Ltd...................................  29,051    634,171
   Investec, Ltd............................................  31,347    181,242
   JD Group, Ltd............................................  40,055    252,021
   JSE, Ltd.................................................  15,729    167,353
   Kumba Iron Ore, Ltd......................................   3,390    240,031
   Lewis Group, Ltd.........................................  16,188    157,252
   Liberty Holdings, Ltd....................................  19,010    216,288
   Massmart Holdings, Ltd...................................   8,635    184,748
   Metair Investments, Ltd..................................  21,896     75,813
   MMI Holdings, Ltd........................................ 185,316    418,490
   Mondi, Ltd...............................................  17,211    158,860
  *Mpact, Ltd...............................................  25,967     56,420
   Mr. Price Group, Ltd.....................................  30,459    409,699
  *Murray & Roberts Holdings, Ltd...........................  91,101    334,495
  *Mvelaphanda Group, Ltd...................................  73,670     32,669
   Mvelaserve, Ltd..........................................  18,443     27,268
   Nampak, Ltd..............................................  90,389    261,933
   Naspers, Ltd. Series N...................................  23,632  1,423,297
   Nedbank Group, Ltd.......................................  29,746    647,549
   Northam Platinum, Ltd....................................  34,704    150,124
   Oceana Group, Ltd........................................  12,999     75,223
   Omnia Holdings, Ltd......................................   8,645    108,916
   Palabora Mining Co., Ltd.................................   2,658     53,275
   Petmin, Ltd..............................................  40,487     16,360
   Pick'n Pay Stores, Ltd...................................  17,000     99,585
   Pinnacle Technology Holdings, Ltd........................   7,750     15,865
   Pioneer Foods, Ltd.......................................   6,370     49,108
  *Premium Properties, Ltd..................................  22,528     43,117
   Pretoria Portland Cement Co., Ltd........................  60,334    239,990
   PSG Group, Ltd...........................................  37,187    282,908
   Rainbow Chicken, Ltd.....................................   3,612      6,910
   Raubex Group, Ltd........................................  30,242     55,897
   Resilient Property Income Fund, Ltd......................  23,897    121,144
   Reunert, Ltd.............................................  27,838    257,790
   Sanlam, Ltd.............................................. 212,434    912,550
   Santam, Ltd..............................................   4,686    103,787
  *Sappi, Ltd. Sponsored ADR................................ 142,586    503,329
   Sasol, Ltd...............................................   4,720    223,555
  #Sasol, Ltd. Sponsored ADR................................  44,164  2,094,699
  *Sentula Mining, Ltd...................................... 109,719     32,094
   Shoprite Holdings, Ltd...................................  24,168    416,250
   Spar Group, Ltd. (The)...................................  14,708    230,036
   Spur Corp., Ltd..........................................  13,016     27,639
   Standard Bank Group, Ltd.................................  95,661  1,404,109
  *Steinhoff International Holdings, Ltd.................... 165,173    602,739
  *Super Group, Ltd.........................................  14,204     26,846
   Telkom South Africa, Ltd.................................  46,406    143,533
   Tiger Brands, Ltd........................................   9,276    340,656
   Tongaat-Hulett, Ltd......................................  20,528    277,127
   Trencor, Ltd.............................................  32,989    191,283
   Truworths International, Ltd.............................  23,343    246,399

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SOUTH AFRICA -- (Continued)
  *Village Main Reef, Ltd................................... 79,819 $    17,394
   Vodacom Group, Ltd....................................... 16,233     226,519
   Vukile Property Fund, Ltd................................ 12,086      24,208
   Wilson Bayly Holme-Ovcon, Ltd............................ 10,035     175,569
   Woolworths Holdings, Ltd................................. 43,454     272,562
   Zeder Investments, Ltd................................... 66,673      23,896
                                                                    -----------
TOTAL SOUTH AFRICA..........................................         29,124,949
                                                                    -----------
SOUTH KOREA -- (12.8%)
   Aekyung Petrochemical Co., Ltd...........................    772      16,719
   Amorepacific Corp........................................    279     267,822
   Amorepacific Group.......................................    480     120,648
   Asia Cement Manufacturing Co., Ltd.......................    420      17,967
  *Asiana Airlines, Inc..................................... 16,080      90,712
  *AUK Corp.................................................  5,660      13,275
   Baiksan Co., Ltd.........................................  3,040       6,464
   Bing Grae Co., Ltd.......................................    955      54,895
  *BNG Steel Co., Ltd.......................................  2,940      31,957
   BS Financial Group, Inc.................................. 19,870     203,464
   Capro Corp...............................................  3,450      59,550
   Cheil Industrial, Inc....................................  6,030     514,216
   Cheil Worldwide, Inc..................................... 12,760     221,412
  *Chin Hung International, Inc............................. 12,917      14,177
   China Ocean Resources Co., Ltd...........................  9,730      36,513
   Chosun Refractories Co., Ltd.............................     53       2,880
   CJ CGV Co., Ltd..........................................  2,390      56,035
   CJ Cheiljedang Corp......................................    909     300,303
  *CJ E&M Corp..............................................    668      16,610
  *CJ Korea Express Corp....................................  1,299      89,514
   Cosmax, Inc..............................................  1,960      31,946
  *Cosmochemical Co., Ltd...................................  2,170      22,094
   Crown Confectionery Co., Ltd.............................     78      11,006
   Dae Han Flour Mills Co., Ltd.............................    181      20,953
   Dae Won Kang Up Co., Ltd.................................  6,670      36,776
  *Daechang Co., Ltd........................................ 19,890      21,858
  #Daeduck Electronics Co., Ltd.............................  6,050      61,718
   Daeduck Industries Co., Ltd..............................  3,420      37,963
  *Daegu Department Store Co., Ltd..........................  1,240      14,670
   Dae-Il Corp..............................................  3,620      19,926
   Daelim Industrial Co., Ltd...............................  4,697     432,364
   Daesang Corp.............................................  3,590      57,649
   Daesung Group Partners Co., Ltd..........................     12         444
   Daesung Holdings Co., Ltd................................    380       2,112
  *Daesung Industrial Co., Ltd..............................    634      11,707
  *Daewoo Engineering & Construction Co., Ltd............... 13,610     113,074
  *Daewoo Securities Co., Ltd............................... 26,661     268,180
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........ 14,081     391,698
  *Daishin Securities Co., Ltd..............................  8,250      71,147
   Daou Technology, Inc.....................................  4,300      42,738
   DGB Financial Group, Inc................................. 28,130     327,439
  *Dong Yang Gang Chul Co., Ltd.............................  5,950      12,355
   Dongaone Co., Ltd........................................  1,350       3,569
   Dongbang Transport Logistics Co., Ltd....................  6,840      38,817
  *Dongbu HiTek Co., Ltd....................................  5,690      40,215
  *Dongbu Insurance Co., Ltd................................  4,623     184,110
  *Dongbu Securities Co., Ltd...............................  1,790       7,130
 #*Dongbu Steel Co., Ltd....................................  4,494      22,156
   Dong-Il Corp.............................................     87       3,896
   Dongil Industries Co., Ltd...............................     71       3,362
   Dongkuk Steel Mill Co., Ltd..............................  7,940     122,763
   Dongwon F&B Co., Ltd.....................................     95       5,760

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CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
   Dongwon Industries Co., Ltd...............................    198 $   32,102
  *Dongwon Systems Corp......................................    470        517
   Dongyang Mechatronics Corp................................  4,190     50,366
  *Doosan Construction & Engineering Co., Ltd................  8,920     24,957
   Doosan Corp...............................................  1,356    164,756
   Doosan Heavy Industries & Construction Co., Ltd...........  5,939    278,434
 #*Doosan Infracore Co., Ltd................................. 14,800    274,533
  *DuzonBIzon Co., Ltd.......................................  4,340     26,368
   E1 Corp...................................................    559     24,290
   E-Mart Co., Ltd...........................................  3,158    749,380
  *Eugene Investment & Securities Co., Ltd...................  8,900     25,283
   Fila Korea, Ltd...........................................  1,678    119,410
  *Foosung Co., Ltd..........................................  8,920     48,431
   Fursys, Inc...............................................  1,797     48,619
   GIIR, Inc.................................................  2,100     15,304
   Global & Yuasa Battery Co., Ltd...........................  1,000     40,113
   GS Engineering & Construction Corp........................  4,951    367,054
   GS Global Corp............................................  2,500     26,914
   GS Holdings Corp..........................................  9,369    489,009
   Gwangju Shinsegae Co., Ltd................................    188     35,645
   Halla Climate Control Corp................................  5,430    109,818
   Halla Engineering & Construction Corp.....................  3,190     32,672
   Han Kuk Carbon Co., Ltd...................................  4,820     23,880
  *Han Yang Securities Co., Ltd..............................  1,030      6,067
   Hana Financial Group, Inc................................. 29,700  1,012,507
   Handsome Co., Ltd.........................................  3,700    124,503
   Hanil Cement Co., Ltd.....................................    735     29,167
   Hanil E-Wha Co., Ltd......................................  3,540     29,546
  *Hanjin Heavy Industries & Construction Co., Ltd...........  6,898    101,318
   Hanjin Heavy Industries & Construction Holdings Co., Ltd..  3,084     21,076
  *Hanjin Shipping Co., Ltd.................................. 19,200    262,027
  *Hanjin Shipping Holdings Co., Ltd.........................  3,216     20,410
   Hanjin Transportation Co., Ltd............................    610     10,272
   Hankook Shell Oil Co., Ltd................................    168     32,026
   Hankook Tire Manufacturing Co., Ltd....................... 10,190    429,872
   Hankuk Glass Industries, Inc..............................  1,820     37,763
   Hankuk Paper Manufacturing Co., Ltd.......................    590      9,807
   Hansol Chemical Co., Ltd..................................  2,570     40,098
   Hansol CSN Co., Ltd....................................... 18,940     22,612
   Hansol Paper Co., Ltd.....................................  6,280     42,523
  *Hansol Technics Co., Ltd..................................  1,732     31,178
   Hanssem Co., Ltd..........................................  2,170     42,421
  *Hanwha Chemical Corp...................................... 14,526    284,304
   Hanwha Corp...............................................  9,224    235,045
  *Hanwha General Insurance Co., Ltd.........................  2,480     14,138
  *Hanwha Securities Co., Ltd................................ 11,644     46,050
  *HMC Investment Securities Co., Ltd........................  3,823     44,917
  #Honam Petrochemical Corp..................................  1,198    286,266
   Hotel Shilla Co., Ltd.....................................  4,790    223,417
   HS R&A Co., Ltd...........................................    520      6,877
   Huchems Fine Chemical Corp................................  3,494     69,637
  #Husteel Co., Ltd..........................................  1,240     26,645
   Hwacheon Machine Tool Co., Ltd............................    240     10,907
   Hwashin Co., Ltd..........................................  4,870     45,983
   Hyosung Corp..............................................  4,672    237,792
   Hyundai Corp..............................................  1,480     30,191
   Hyundai Department Store Co., Ltd.........................  1,724    242,451
   Hyundai Development Co.................................... 12,342    258,353
   Hyundai Elevator Co., Ltd.................................    444     39,344
   Hyundai Engineering & Construction Co., Ltd...............  5,581    350,330
   Hyundai Engineering Plastics Co., Ltd.....................  3,250     16,074

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
   Hyundai Glovis Co., Ltd..................................    726 $  141,798
   Hyundai Greenfood Co., Ltd...............................  7,070     99,210
   Hyundai Heavy Industries Co., Ltd........................  3,601    894,849
   Hyundai Home Shopping Network Corp.......................    738     89,594
   Hyundai Hysco Co., Ltd...................................  3,000    105,413
   Hyundai Marine & Fire Insurance Co., Ltd.................  8,700    222,389
  *Hyundai Merchant Marine Co., Ltd.........................  3,802     96,347
   Hyundai Mipo Dockyard Co., Ltd...........................    677     72,979
   Hyundai Mobis............................................  3,903  1,055,242
  *Hyundai Securities Co., Ltd.............................. 26,262    214,961
   Hyundai Steel Co.........................................  7,762    671,550
   Iljin Diamond Co., Ltd...................................    450      3,160
   Iljin Display Co., Ltd...................................  3,030     32,089
   Iljin Electric Co., Ltd..................................  5,910     25,064
   Ilshin Spinning Co., Ltd.................................    221     15,595
   iMarketKorea, Inc........................................  2,300     40,006
   Industrial Bank of Korea, Ltd............................ 29,680    325,904
   IS Dongseo Co., Ltd......................................  1,905     18,646
   ISU Chemical Co., Ltd....................................  2,540     55,799
   IsuPetasys Co., Ltd......................................  6,490     29,375
   Jahwa Electronics Co., Ltd...............................  3,470     32,119
   Jeonbuk Bank, Ltd........................................  8,423     35,213
   KB Financial Group, Inc. ADR............................. 31,197  1,058,514
   KC Tech Co., Ltd.........................................  3,300     13,664
   KCC Corp.................................................    721    184,376
   Keangnam Enterprises, Ltd................................    998      7,081
   KEPCO Engineering & Construction Co., Inc................    582     35,211
   KISCO Corp...............................................  1,168     25,272
   KISCO Holdings Co., Ltd..................................     41      1,338
   KISWIRE, Ltd.............................................  2,896     93,217
  *Kiwoom Securities Co., Ltd...............................  1,838    109,014
   Kolon Global Corp........................................  5,700     28,415
   Kolon Industries, Inc....................................  3,173    174,985
   Korea Electric Terminal Co., Ltd.........................  1,640     32,259
   Korea Exchange Bank...................................... 42,380    320,502
   Korea Flange Co., Ltd....................................    640      7,632
   Korea Gas Corp...........................................  3,582    139,445
  *Korea Investment Holdings Co., Ltd.......................  7,800    267,618
  *Korea Kolmar Co., Ltd....................................  3,410     27,435
  *Korea Life Insurance Co., Ltd............................ 38,090    229,583
   Korea Petrochemical Industrial Co., Ltd..................    427     31,926
  *Korea Reinsurance Co., Ltd............................... 16,171    195,303
   Korea Zinc Co., Ltd......................................    598    192,646
  *Korean Air Co., Ltd......................................  5,048    197,801
  #KP Chemical Corp.........................................  7,840     99,111
   KPX Chemical Co., Ltd....................................    618     28,268
   KPX Fine Chemical Co., Ltd...............................    187      5,320
   KT Corp..................................................  2,060     53,420
   KT Corp. Sponsored ADR...................................  2,100     26,985
  *KTB Investment & Securities Co., Ltd..................... 13,480     25,796
   Kukdo Chemical Co., Ltd..................................    337     14,338
   Kumho Electric Co., Ltd..................................    520      9,335
   Kumho Petro chemical Co., Ltd............................  1,399    130,554
  *Kumho Tire Co., Inc......................................  4,219     52,238
  *Kwang Myung Electric Engineering Co., Ltd................ 10,100     23,778
   Kyeryong Construction Industrial Co., Ltd................  1,260     14,581
  *Kyobo Securities Co., Ltd................................  3,800     16,734
   Kyungdong City Gas Co., Ltd..............................    130      6,347
   LG Chemical, Ltd.........................................  2,042    510,424
   LG Corp.................................................. 10,886    550,979
  *LG Display Co., Ltd......................................  5,030    111,039

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
  *LG Display Co., Ltd. ADR................................. 57,205 $  638,980
   LG Fashion Corp..........................................  2,054     68,177
   LG Hausys, Ltd...........................................  1,416     80,860
   LG Household & Healthcare Co., Ltd.......................    473    247,720
  *LG Innotek Co., Ltd......................................  1,585    113,278
   LG International Corp....................................  4,401    179,435
   LG Uplus Corp............................................ 46,200    228,126
   LIG Insurance Co., Ltd...................................  7,580    156,967
   Lotte Chilsung Beverage Co., Ltd.........................    153    172,532
   Lotte Confectionary Co., Ltd.............................    149    225,170
   Lotte Midopa Co., Ltd....................................  3,310     41,789
  *Lotte Non-Life Insurance Co., Ltd........................  1,900      9,637
   Lotte Sam Kang Co., Ltd..................................    142     60,569
   Lotte Shopping Co., Ltd..................................  1,510    468,035
   LS Corp..................................................  3,164    210,803
   Macquarie Korea Infrastructure Fund...................... 49,072    240,427
  *Mando Corp...............................................  1,599    254,643
  *Meritz Financial Holdings Co., Ltd.......................  7,690     18,338
   Meritz Fire Marine Insurance Co., Ltd....................  8,751     90,192
  *Meritz Securities Co., Ltd............................... 56,485     39,322
  *Mirae Asset Securities Co., Ltd..........................  5,685    172,680
   Moorim P&P Co., Ltd......................................  4,440     18,811
   Motonic Corp.............................................  2,770     18,779
   Namhae Chemical Corp.....................................  4,250     34,779
   NCsoft Corp..............................................  1,353    348,959
   Nexen Corp...............................................  1,633     77,453
  *NH Investment & Securities Co., Ltd......................  4,420     20,690
   NHN Corp.................................................  3,062    692,212
   NK Co., Ltd..............................................  2,980     11,691
   Nong Shim Holdings Co., Ltd..............................    248     11,233
   NongShim Co., Ltd........................................    749    149,794
  #OCI Co., Ltd.............................................  1,712    321,857
   Ottogi Corp..............................................    251     36,814
  *Pharmicell Co., Ltd......................................  5,880     29,021
   Poongsan Corp............................................  4,250    111,806
   Poongsan Holdings Corp...................................    510     10,816
   Pulmuone Co., Ltd........................................    234      8,294
   Pusan City Gas Co., Ltd..................................  1,850     29,925
   S&T Dynamics Co., Ltd....................................  4,770     57,348
   S&T Holdings Co., Ltd....................................  1,330     13,290
   S&T Motiv Co., Ltd.......................................  1,270     30,079
   S1 Corp..................................................  2,301    114,891
 #*Saehan Industries, Inc................................... 52,090     35,841
   Sajo Industries Co., Ltd.................................    435     18,268
   Sam Kwang Glass Industrial Co., Ltd......................    501     22,406
   Samchully Co., Ltd.......................................    519     41,800
   Samick Musical Instruments Co., Ltd......................  9,290     12,050
   Samick THK Co., Ltd......................................  1,220      7,044
   Samsung C&T Corp......................................... 14,325    969,081
   Samsung Card Co., Ltd....................................  2,913     89,164
   Samsung Electro-Mechanics Co., Ltd.......................  5,159    496,278
   Samsung Electronics Co., Ltd.............................  6,288  7,696,269
   Samsung Engineering Co., Ltd.............................  1,617    306,139
   Samsung Fine Chemicals Co., Ltd..........................  2,780    132,768
   Samsung Fire & Marine Insurance, Ltd.....................  4,074    777,466
  #Samsung Heavy Industries Co., Ltd........................ 14,160    517,693
   Samsung SDI Co., Ltd.....................................  5,787    829,224
  *Samsung Securities Co., Ltd..............................  7,634    335,688
   Samwha Capacitor Co., Ltd................................  1,250      6,711
  *Samyang Corp.............................................    547     23,015
   Samyang Holdings Corp....................................    740     39,248

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SOUTH KOREA -- (Continued)
   Samyoung Chemical Co., Ltd...............................  6,670 $    23,412
   Samyoung Electronics Co., Ltd............................  1,500      12,353
   SBS Media Holdings Co., Ltd..............................  5,930      15,478
   Seah Besteel Corp........................................  1,628      64,714
   SeAH Holdings Corp.......................................    247      25,961
   SeAH Steel Corp..........................................    610      47,446
   Sebang Co., Ltd..........................................  1,910      25,524
   Seoul City Gas Co., Ltd..................................    200       8,243
  *Sewon Cellontech Co., Ltd................................  9,450      29,503
   Shinhan Financial Group Co., Ltd......................... 22,090     766,664
   Shinhan Financial Group Co., Ltd. ADR....................  7,675     533,720
   Shinsegae Co., Ltd.......................................  1,204     263,765
  *Shinsung Solar Energy Co., Ltd...........................  4,280      11,470
  *Shinyoung Securities Co., Ltd............................    430      11,130
   Silla Trading Co., Ltd...................................  3,715      44,452
   SK C&C Co., Ltd..........................................  1,267     104,433
   SK Chemicals Co., Ltd....................................  2,391     118,656
   SK Gas Co., Ltd..........................................    709      38,919
   SK Holdings Co., Ltd.....................................  4,899     521,570
  *SK Hynix, Inc............................................ 27,600     680,269
   SK Innovation Co., Ltd...................................  5,332     737,030
   SK Networks Co., Ltd..................................... 25,750     211,720
  *SK Securities Co., Ltd................................... 48,330      50,399
   SK Telecom Co., Ltd......................................  1,215     145,492
   SK Telecom Co., Ltd. ADR.................................  6,201      83,838
   SKC Co., Ltd.............................................  3,178     109,227
   SL Corp..................................................  3,000      51,469
   S-Oil Corp...............................................  2,530     216,900
   Songwon Industrial Co., Ltd..............................  1,560      11,372
  *Ssangbangwool & Trygroup................................. 23,330      22,106
  *Ssangyong Cement Industrial Co., Ltd.....................  2,660      11,277
   STX Corp.................................................  8,376      91,255
   STX Engine Co., Ltd......................................  5,190      65,482
   STX Offshore & Shipbuilding Co., Ltd..................... 12,447     139,552
   STX Pan Ocean Co., Ltd................................... 24,820     128,765
  *Sung Jin Geotec Co., Ltd.................................  2,600      27,874
   TaeKwang Industrial Co., Ltd.............................     83      75,306
   Taeyoung Engineering & Construction Co., Ltd.............  5,760      25,304
 #*Taihan Electric Wire Co., Ltd............................ 28,623      78,207
  *Tong Yang Life Insurance Co., Ltd........................  6,780      59,818
  *Tongyang, Inc............................................ 24,813      21,633
   TS Corp..................................................    730      12,957
   Unid Co., Ltd............................................    817      29,569
  *Visang Education, Inc....................................    717       4,783
 #*Will-Bes & Co., Ltd. (The)............................... 17,650      26,247
   Woongjin Coway Co., Ltd..................................  4,280     136,762
  *Woongjin Holdings Co., Ltd...............................  4,297      22,805
   Woongjin Thinkbig Co., Ltd...............................  2,472      24,347
   Woori Finance Holdings Co., Ltd.......................... 60,800     636,119
   Woori Finance Holdings Co., Ltd. ADR.....................  1,769      55,440
   Woori Financial Co., Ltd.................................  2,670      38,689
  *Woori Investment & Securities Co., Ltd................... 27,668     271,061
   YESCO Co., Ltd...........................................    330       7,694
   Youlchon Chemical Co., Ltd...............................  1,650      11,689
   Young Poong Corp.........................................    148     134,686
   Youngone Corp............................................  2,874      62,210
  #Youngone Holdings Co., Ltd...............................  1,427      71,244
                                                                    -----------
TOTAL SOUTH KOREA...........................................         47,168,668
                                                                    -----------
TAIWAN -- (12.5%)
  *A.G.V. Products Corp..................................... 85,914      26,756

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TAIWAN -- (Continued)
  *Ability Enterprise Co., Ltd..............................  82,892 $ 75,619
   AcBel Polytech, Inc......................................  75,685   41,275
   Accton Technology Corp................................... 113,858   66,334
   Acer, Inc................................................ 367,270  418,569
   ACHEM Technology Corp....................................  57,400   29,748
   Action Electronics Co., Ltd..............................  45,408   12,908
   Adlink Technology, Inc...................................  20,700   28,303
  #Advanced Semiconductor Engineering, Inc.................. 220,000  221,231
  *Advanced Semiconductor Engineering, Inc. ADR.............  37,173  188,467
  *Advancetek Enterprise Co., Ltd...........................  29,580   27,664
   Advantech Co., Ltd.......................................  26,345   89,134
  #ALI Corp.................................................  32,000   42,629
   Alpha Networks, Inc......................................  62,000   52,942
   Altek Corp...............................................  47,182   34,462
   Ambassador Hotel (The)...................................  63,000   75,692
   Ampoc Far East Co., Ltd..................................  31,000   29,643
   AmTRAN Technology Co., Ltd............................... 158,907  119,605
   APCB, Inc................................................  13,000    9,840
  *Apex Biotechnology Corp..................................  19,000   53,084
   Asia Cement Corp......................................... 229,100  274,376
  *Asia Optical Co., Inc....................................  45,000   37,178
   Asia Polymer Corp........................................  41,500   48,422
   Asia Vital Components Co., Ltd...........................  37,417   22,368
   Asrock, Inc..............................................   8,000   30,452
  #Asustek Computer, Inc....................................  36,996  371,646
   Aten International Co., Ltd..............................   1,000    1,907
   AU Optronics Corp........................................  98,000   44,097
   AU Optronics Corp. Sponsored ADR......................... 103,407  464,297
   Audix Corp...............................................  13,000   11,501
   Aurora Corp..............................................  19,693   32,683
   Aurora Systems Corp......................................  10,000   13,525
   AV Tech Corp.............................................   3,000    9,985
  *Avermedia Technologies, Inc..............................  55,690   44,303
   Avision, Inc.............................................  64,693   22,443
   Awea Mechantronic Co., Ltd...............................  12,600   13,404
   Bank of Kaohsiung........................................ 129,376   38,577
   BES Engineering Corp..................................... 312,000   81,417
   Biostar Microtech International Corp.....................   6,000    3,115
  *Bright Led Electronics Corp..............................   8,100    5,984
   C Sun Manufacturing, Ltd.................................  21,000   15,691
   Cameo Communications, Inc................................  56,180   15,109
   Capital Securities Corp.................................. 314,731  111,908
   Career Technology (MFG.) Co., Ltd........................  50,000   71,491
   Catcher Technology Co., Ltd..............................  32,509  206,407
   Cathay Financial Holdings Co., Ltd....................... 404,339  425,077
  #Cathay Real Estate Development Co., Ltd.................. 130,000   60,370
   Champion Building Materials Co., Ltd.....................  27,000   11,697
   Chang Hwa Commercial Bank................................ 668,310  368,474
   Chang Wah Electromaterials, Inc..........................   9,270   23,950
   Charoen Pokphand Enterprises Co., Ltd....................  24,000   11,422
   CHC Resources Corp.......................................  12,618   19,956
   Cheng Loong Corp......................................... 171,480   66,400
   Cheng Shin Rubber Industry Co., Ltd......................  94,236  233,610
   Cheng Uei Precision Industry Co., Ltd....................  70,257  143,508
   Chenming Mold Industrial Corp............................   4,000    2,961
   Chia Hsin Cement Corp.................................... 123,912   56,584
   Chicony Electronics Co., Ltd.............................  52,491  101,881
   Chien Kuo Construction Co., Ltd..........................  52,675   25,136
   Chilisin Electronics Corp................................   7,000    3,455
  *Chimei Innolux Corp...................................... 779,232  320,793
   China Airlines, Ltd...................................... 405,062  156,778

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
TAIWAN -- (Continued)
  #China Development Financial Holding Corp................. 1,490,087 $  374,903
   China Electric Manufacturing Co., Ltd....................    70,000     51,736
  *China General Plastics Corp..............................    69,000     27,209
  #China Life Insurance Co., Ltd............................   197,119    174,773
  *China Man-Made Fiber Co., Ltd............................   267,000     89,534
   China Metal Products Co., Ltd............................    54,513     35,959
  *China Motor Co., Ltd.....................................   111,035     91,307
   China Petrochemical Development Corp.....................   214,908    215,783
   China Steel Chemical Corp................................    15,227     70,768
  #China Steel Corp......................................... 1,026,724  1,019,312
   China Steel Structure Co., Ltd...........................     2,000      2,063
   China Synthetic Rubber Corp..............................    70,735     68,940
  *China Wire & Cable Co., Ltd..............................    27,000      7,539
   Chinatrust Financial Holdings Co., Ltd...................   940,064    595,890
   Chinese Maritime Transport, Ltd..........................    26,000     36,968
   Chin-Poon Industrial Co., Ltd............................    78,113     70,136
   Chong Hong Construction Co...............................    30,582     62,415
   Chroma Ate, Inc..........................................    46,466    105,197
   Chun Yuan Steel Industrial Co., Ltd......................    21,646      9,119
   Chung Hsin Electric & Machinery Co., Ltd.................    78,000     44,444
   Chung Hung Steel Corp....................................   244,889     74,591
   Chung Hwa Pulp Corp......................................    57,680     19,535
  *Chunghwa Telecom Co., Ltd................................    31,800     99,433
   Chunghwa Telecom Co., Ltd. ADR...........................    19,850    614,953
   Clevo Co., Ltd...........................................    63,735     98,935
  *CMC Magnetics Corp.......................................   671,000    115,840
   Collins Co., Ltd.........................................    47,770     23,616
  *Compal Communications, Inc...............................    33,000     46,219
  #Compal Electronics, Inc..................................   564,086    645,787
  *Compeq Manufacturing Co., Ltd............................   227,000     88,903
   Continental Holdings Corp................................   125,000     46,860
   Coxon Precise Industrial Co., Ltd........................    19,000     25,834
   CSBC Corp. Taiwan........................................    48,000     38,754
   CTCI Corp................................................    67,555    130,061
   CviLux Corp..............................................    11,329     16,992
   Cyberlink Corp...........................................    12,034     35,352
   Cybertan Technology, Inc.................................    52,576     41,347
   Da Cin Construction Co., Ltd.............................    41,000     26,071
   Darfon Electronics Corp..................................    54,000     35,241
   Davicom Semiconductor, Inc...............................    14,279      8,831
   Delpha Construction Co., Ltd.............................    59,450     19,425
   Delta Electronics, Inc...................................    94,521    279,193
   Depo Auto Parts Industrial Co., Ltd......................    24,000     51,593
   Diamond Flower Electric Instrument Co., Ltd..............    46,460     36,039
   D-Link Corp..............................................   147,329    104,406
   Dynamic Electronics Co., Ltd.............................    55,616     21,160
   E.Sun Financial Holding Co., Ltd.........................   739,819    390,549
  *Eastern Media International Corp.........................   263,750     30,450
   Eclat Textile Co., Ltd...................................    20,140     47,149
   Elan Microelectronics Corp...............................    33,370     45,769
   Elite Advanced Laser Corp................................    22,000     30,740
   Elite Material Co., Ltd..................................    39,909     36,025
 #*Elite Semiconductor Memory Technology, Inc...............    56,000     47,143
  *Elitegroup Computer Systems Co., Ltd.....................    34,782      9,580
   EnTie Commercial Bank....................................   189,500     85,960
   Epistar Corp.............................................   126,433    305,092
  *Eternal Chemical Co., Ltd................................   110,721     86,034
   Eva Airways Corp.........................................   218,533    130,620
  *Everest Textile Co., Ltd.................................    83,000     24,982
   Evergreen International Storage & Transport Corp.........   136,000     66,901
   Evergreen Marine Corp., Ltd..............................   255,799    149,940

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TAIWAN -- (Continued)
   Everlight Chemical Industrial Corp.......................  96,600 $ 62,171
  *Everlight Electronics Co., Ltd...........................  43,149   88,081
  *Excelsior Medical Co., Ltd...............................   5,000    9,673
   Far Eastern Department Stores Co., Ltd................... 116,950  125,291
   Far Eastern International Bank........................... 247,622   97,727
   Far Eastern New Century Corp............................. 322,451  362,017
   Far EasTone Telecommunications Co., Ltd..................  73,000  157,965
   Faraday Technology Corp..................................  29,738   41,334
  *Farglory F T Z Investment Holding Co., Ltd...............  17,000    9,176
   Farglory Land Development Co., Ltd.......................  51,000   93,820
   Federal Corp.............................................  99,978   50,587
   Feng Hsin Iron & Steel Co., Ltd..........................  77,550  130,083
   Feng Tay Enterprise Co., Ltd.............................  61,202   58,144
   First Copper Technology Co., Ltd.........................  44,000   12,143
   First Financial Holding Co., Ltd......................... 979,720  583,799
   First Hotel..............................................  56,533   37,370
   First Insurance Co., Ltd.................................  93,606   40,578
   First Steamship Co., Ltd.................................  25,000   37,009
   FLEXium Interconnect, Inc................................  20,379   64,862
   Flytech Technology Co., Ltd..............................  11,549   27,869
   Forhouse Corp............................................  81,000   45,475
  *Formosa Advanced Technologies Co., Ltd...................  28,000   28,434
   Formosa Chemicals & Fiber Co., Ltd....................... 164,610  475,123
   Formosa Epitaxy, Inc.....................................  52,000   42,161
   Formosa International Hotels Corp........................   4,805   64,869
  *Formosa Petrochemical Corp...............................  58,000  179,611
   Formosa Plastics Corp.................................... 236,360  668,521
   Formosa Taffeta Co., Ltd................................. 125,000  117,727
   Formosan Rubber Group, Inc............................... 113,000   72,070
   Formosan Union Chemical Corp.............................  62,060   44,849
   Founding Construction & Development Co., Ltd.............  53,410   33,190
   Foxconn Technology Co., Ltd..............................  43,562  152,467
  *Froch Enterprise Co., Ltd................................   2,000      749
   FSP Technology, Inc......................................  24,349   22,512
   Fubon Financial Holding Co., Ltd......................... 440,596  455,829
   Fullerton Technology Co., Ltd............................  15,000   15,019
   Fwusow Industry Co., Ltd.................................  28,840   15,063
   Gem Terminal Industries Co., Ltd.........................  10,000    4,717
   Gemtek Technology Corp...................................  60,574   56,186
  *Genesis Photonics, Inc...................................  17,000   20,702
   Genius Electronic Optical Co., Ltd.......................   5,000   33,397
   GeoVision, Inc...........................................   7,697   32,703
   Getac Technology Corp....................................  43,000   29,734
   Giant Manufacturing Co., Ltd.............................  26,287  131,441
   Giga Storage Corp........................................  57,213   43,607
   Giga-Byte Technology Co., Ltd............................ 105,000   90,550
   Gintech Energy Corp......................................  74,703   73,012
   Global Brands Manufacture, Ltd...........................  12,826    6,288
  *Global Mixed Mode Technology, Inc........................  15,000   52,613
  *Global Unichip Corp......................................   5,000   16,032
  *Globe Union Industrial Corp..............................  53,552   36,166
   Gold Circuit Electronics, Ltd............................ 102,263   22,823
   Goldsun Development & Construction Co., Ltd.............. 296,730  113,615
   Good Will Instrument Co., Ltd............................   5,250    3,455
   Grand Pacific Petrochemical Corp......................... 155,000   67,822
   Grape King, Inc..........................................  26,000   42,679
   Great China Metal Industry Co., Ltd......................  25,000   33,996
   Great Taipei Gas Co., Ltd................................  78,000   49,695
   Great Wall Enterprise Co., Ltd...........................  76,066   74,110
   Green Energy Technology, Inc.............................  29,537   27,612
   GTM Corp.................................................  39,000   17,419

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
TAIWAN -- (Continued)
  *Hannstar Board Corp......................................    48,681 $   25,582
  *HannStar Display Corp.................................... 1,103,000    107,662
  *HannsTouch Solution, Inc.................................   161,061     55,928
   Harvatek Corp............................................    43,792     27,901
   Hey Song Corp............................................    83,000    103,781
   Highwealth Construction Corp.............................    57,462     95,817
  *Hiti Digital, Inc........................................     7,559      4,866
   Hitron Technologies, Inc.................................     9,000      5,415
  *Hiwin Technologies Corp..................................    17,420    163,747
  *Ho Tung Holding Corp.....................................   119,198     69,038
  *Hocheng Corp.............................................    38,300     12,039
   Hold-Key Electric Wire & Cable Co., Ltd..................    22,810      7,987
   Holtek Semiconductor, Inc................................    17,000     20,174
   Holy Stone Enterprise Co., Ltd...........................    56,000     51,797
   Hon Hai Precision Industry Co., Ltd......................   544,220  1,634,012
   Hong Tai Electric Industrial Co., Ltd....................     9,000      3,083
  #Hotai Motor Co., Ltd.....................................    18,000    113,925
   Hsin Kuang Steel Co., Ltd................................    44,788     30,674
   HTC Corp.................................................    32,660    490,235
   Hua Eng Wire & Cable Co., Ltd............................   157,000     44,882
   Hua Nan Financial Holding Co., Ltd.......................   684,009    377,584
   Huaku Development Co., Ltd...............................    42,613    101,865
   Huang Hsiang Construction Co.............................    16,000     31,755
   Hung Poo Construction Corp...............................    56,609     51,306
   Hung Sheng Construction Co., Ltd.........................   153,000     75,863
  *Hwa Fong Rubber Co., Ltd.................................    19,000      3,790
  *Ichia Technologies, Inc..................................    62,897     29,596
   I-Chiun Precision Industry Co., Ltd......................    53,000     40,644
   ICP Electronics, Inc.....................................    26,000     35,905
   Infortrend Technology, Inc...............................    46,798     36,852
  *Inotera Memories, Inc....................................   481,000    124,759
  *Integrated Memory Logic, Ltd.............................     9,000     34,048
   Inventec Corp............................................   432,523    165,587
   I-Sheng Electric Wire & Cable Co., Ltd...................    19,000     29,633
   ITE Technology, Inc......................................    24,000     20,227
   ITEQ Corp................................................    44,817     50,777
  *Jess-Link Products Co., Ltd..............................    35,500     31,409
   K Laser Technology, Inc..................................     7,000      2,364
   Kang Na Hsiung Enterprise Co., Ltd.......................    15,000      6,866
  *Kao Hsing Chang Iron & Steel Corp........................   140,000     27,324
   Kaulin Manufacturing Co., Ltd............................     4,000      2,949
   Kee Tai Properties Co., Ltd..............................    68,226     37,389
   Kenda Rubber Industrial Co., Ltd.........................    77,684     87,172
   Kerry TJ Logistics Co., Ltd..............................    58,000     65,310
   King Slide Works Co., Ltd................................     6,050     29,818
   King Yuan Electronics Co., Ltd...........................   271,529    111,856
   Kingdom Construction Co., Ltd............................    54,000     33,403
  *King's Town Bank.........................................   171,000     99,064
   King's Town Construction Co., Ltd........................    58,215     49,640
   Kinik Co., Ltd...........................................    10,000     15,379
   Kinko Optical Co., Ltd...................................     9,000     12,481
   Kinpo Electronics, Inc...................................   281,028     62,829
  #Kinsus Interconnect Technology Corp......................    38,009    118,707
   KS Terminals, Inc........................................    23,760     19,919
  *Kuoyang Construction Co., Ltd............................    86,000     31,428
   Kwong Fong Industries Corp...............................    99,800     45,076
   L&K Engineering Co., Ltd.................................    24,000     27,130
   Lan Fa Textile Co., Ltd..................................    78,277     25,369
   Largan Precision Co., Ltd................................     8,306    130,819
   LCY Chemical Corp........................................    64,583     99,199
   Leader Electronics, Inc..................................     6,602      2,716

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TAIWAN -- (Continued)
   Leadtrend Technology Corp................................   4,159 $  7,155
   Lealea Enterprise Co., Ltd............................... 161,590   57,619
  *Ledtech Electronics Corp.................................  35,338   18,093
   Lee Chi Enterprises Co., Ltd.............................  40,000   18,865
  *Leofoo Development Co., Ltd..............................  56,000   33,723
   Les Enphants Co., Ltd....................................  12,828   13,267
   Li Peng Enterprise Co., Ltd..............................  69,300   20,218
   Lien Hwa Industrial Corp................................. 101,728   64,116
   Lingsen Precision Industries, Ltd........................  89,000   51,588
   LITE-ON IT Corp..........................................  96,904   97,449
   Lite-On Semiconductor Corp...............................  69,000   35,278
   Lite-On Technology Corp.................................. 349,784  425,089
   Long Chen Paper Co., Ltd................................. 122,969   35,221
  *Lotes Co., Ltd...........................................  15,631   40,027
  *Lucky Cement Corp........................................  39,000    7,934
   Lumax International Corp., Ltd...........................  15,750   35,380
   Macronix International Co., Ltd.......................... 642,775  211,101
   Makalot Industrial Co., Ltd..............................  12,000   34,876
   Marketech International Corp.............................  23,000   14,741
   Masterlink Securities Corp............................... 263,000   84,189
   Mayer Steel Pipe Corp....................................  37,259   15,253
  #Media Tek, Inc...........................................  54,360  468,335
   Mega Financial Holding Co., Ltd.......................... 698,780  549,394
   Meiloon Co., Ltd.........................................   9,000    2,953
   Mercuries & Associates, Ltd..............................  56,250   46,687
  *Mercuries Data Systems, Ltd..............................  18,000    6,141
   Merida Industry Co., Ltd.................................  12,000   44,989
   Merry Electronics Co., Ltd...............................  37,000   67,603
  *Microelectronics Technology, Inc......................... 114,947   38,062
   Micro-Star International Co., Ltd........................ 233,233  101,788
   Min Aik Technology Co., Ltd..............................   4,000    9,451
  *Mirle Automation Corp....................................  39,850   30,525
   Mitac International Corp................................. 234,966   79,400
  *Mosel Vitelic, Inc....................................... 150,000   20,482
   Nak Sealing Technologies Corp............................  16,000   27,197
  *Namchow Chemical Industrial Co., Ltd.....................   9,000    8,999
   Nan Ya Plastic Corp...................................... 277,450  569,274
   Nan Ya Printed Circuit Board Corp........................  25,072   46,689
   Nankang Rubber Tire Co., Ltd.............................  44,939   65,656
  *Nanya Technology Corp.................................... 280,000   23,495
   National Petroleum Co., Ltd..............................  49,000   56,923
  *Neo Solar Power Corp.....................................  73,000   48,404
   New Asia Construction & Development Co., Ltd.............  21,120    6,454
   Nien Hsing Textile Co., Ltd..............................  85,996   56,615
   Novatek Microelectronics Corp............................  48,000  144,470
  *Ocean Plastics Co., Ltd..................................  27,000   19,945
   Opto Technology Corp.....................................  34,000   15,758
  *Orient Semiconductor Electronics, Ltd....................  68,000   10,563
 #*Oriental Union Chemical Corp.............................  73,292   89,187
   Orise Technology Co., Ltd................................  29,000   30,758
   Pan-International Industrial Corp........................  59,654   47,460
   Paragon Technologies Co., Ltd............................  10,149   10,041
   Pegatron Corp............................................ 145,037  208,636
   Phihong Technology Co., Ltd..............................  33,584   39,737
  *Pihsiang Machinery Manufacturing Co., Ltd................  27,000   32,398
   Polytronics Technology Corp..............................   4,000    7,570
   Pou Chen Corp............................................ 457,144  390,500
  *Power Quotient International Co., Ltd....................  48,000   15,475
   Powercom Co., Ltd........................................  40,660   20,574
  *Powertech Industrial Co., Ltd............................  16,000   12,953
   Powertech Technology, Inc................................  93,400  158,399

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CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
   President Chain Store Corp...............................    36,000 $192,405
   President Securities Corp................................   171,779   88,958
   Prince Housing & Development Corp........................   157,490  112,556
   Promate Electronic Co., Ltd..............................    13,000   10,473
  *Promise Technology, Inc..................................     2,000    1,067
  #Qisda Corp...............................................   338,439   82,309
   Quanta Computer, Inc.....................................   102,715  268,760
  *Quintain Steel Co., Ltd..................................     9,000    2,307
 #*Radiant Opto-Electronics Corp............................    40,282  168,052
   Radium Life Tech Corp....................................   127,269   92,883
   Ralec Electronic Corp....................................     1,000      992
   Realtek Semiconductor Corp...............................    66,372  143,250
 #*Richtek Technology Corp..................................    16,537   99,865
  *Ritek Corp...............................................   658,117   97,073
  #Ruentex Development Co., Ltd.............................    68,980   98,540
   Ruentex Industries, Ltd..................................    47,186   81,584
   Sampo Corp...............................................   140,000   39,874
   San Fang Chemical Industry Co., Ltd......................    43,852   36,636
   Sanyang Industrial Co., Ltd..............................   123,684   70,934
   Sanyo Electric Taiwan Co., Ltd...........................     8,000    7,776
  *SDI Corp.................................................    13,000   10,044
   Sercomm Corp.............................................    22,000   31,789
   Sheng Yu Steel Co., Ltd..................................    49,000   33,163
  *ShenMao Technology, Inc..................................    15,435   19,025
   Shih Wei Navigation Co., Ltd.............................    20,000   18,699
   Shihlin Electric & Engineering Corp......................    84,000   99,831
  *Shin Kong Financial Holding Co., Ltd.....................   939,589  276,714
   Shin Zu Shing Co., Ltd...................................    25,149   66,179
  *Shining Building Business Co., Ltd.......................    42,550   37,242
   Shinkong Synthetic Fibers Co., Ltd.......................   334,191  100,612
  *Shuttle, Inc.............................................    23,000    7,141
   Sigurd Microelectronics Corp.............................    66,559   51,386
   Silicon Integrated Systems Corp..........................   117,126   42,605
  #Siliconware Precision Industries Co......................    40,000   47,147
 #*Siliconware Precision Industries Co. Sponsored ADR.......    40,799  237,858
   Silitech Technology Corp.................................    11,208   26,141
   Sinbon Electronics Co., Ltd..............................    15,000   12,373
   Sincere Navigation Corp..................................    43,350   42,996
   Sinkong Textile Co., Ltd.................................    35,800   48,545
   Sinon Corp...............................................    48,000   21,014
   SinoPac Holdings Co., Ltd................................ 1,132,088  383,594
  *Sinyi Realty Co., Ltd....................................    19,924   30,051
  *Sitronix Technology Corp.................................    24,434   30,965
   Siward Crystal Technology Co., Ltd.......................    22,000    7,051
  *Sonix Technology Co., Ltd................................     9,000   15,433
   South East Soda Manufacturing Co., Ltd...................    26,000   30,073
   Southeast Cement Co., Ltd................................   137,000   56,004
   Spirox Corp..............................................     4,140    1,702
   Springsoft, Inc..........................................    39,498   56,034
   Standard Foods Taiwan, Ltd...............................    23,828   73,783
   Stark Technology, Inc....................................    15,000   14,032
   Sunonwealth Electric Machine Industry Co., Ltd...........    30,000   20,353
   Sunplus Technology Co., Ltd..............................    56,000   18,550
   Sunrex Technology Corp...................................    57,028   31,462
   Sunspring Metal Corp.....................................     6,000    6,487
   Super Dragon Technology Co., Ltd.........................     8,000    7,624
   Supreme Electronics Co., Ltd.............................    45,000   23,916
  #Synnex Technology International Corp.....................    78,874  184,195
  *Ta Chen Stainless Pipe Co., Ltd..........................   124,311   67,365
  *Ta Chong Bank, Ltd.......................................   326,800  125,416
   Ta Ya Electric Wire & Cable Co., Ltd.....................   152,174   40,483

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
TAIWAN -- (Continued)
   Tah Hsin Industrial Corp.................................    50,000 $   52,582
   TA-I Technology Co., Ltd.................................    53,992     31,713
  *Taichung Commercial Bank.................................   322,415    100,569
   Tainan Enterprises Co., Ltd..............................    10,000     12,076
   Tainan Spinning Co., Ltd.................................   187,951     79,658
   Taishin Financial Holdings Co., Ltd......................   948,031    364,064
   Taisun Enterprise Co., Ltd...............................    19,000      9,883
   Taiwan Acceptance Corp...................................    12,000     24,468
  *Taiwan Business Bank.....................................   560,597    169,450
   Taiwan Cement Corp.......................................   422,375    500,628
   Taiwan Cogeneration Corp.................................    76,077     59,751
  *Taiwan Cooperative Financial Holding, Ltd................   627,986    385,927
   Taiwan Fertilizer Co., Ltd...............................   118,000    280,776
   Taiwan Fire & Marine Insurance Co., Ltd..................    53,520     37,945
   Taiwan Glass Industry Corp...............................   155,533    154,292
   Taiwan Hon Chuan Enterprise Co., Ltd.....................    23,054     51,496
  *Taiwan Kolin Co., Ltd....................................   292,000         --
  *Taiwan Land Development Corp.............................   156,128     63,471
   Taiwan Life Insurance Co., Ltd...........................    66,425     37,757
   Taiwan Mask Corp.........................................   120,700     46,162
   Taiwan Mobile Co., Ltd...................................    75,800    244,273
   Taiwan Navigation Co., Ltd...............................     2,000      1,986
   Taiwan Paiho Co., Ltd....................................    52,400     37,538
   Taiwan Pulp & Paper Corp.................................    78,000     27,114
   Taiwan Sakura Corp.......................................    49,000     26,528
   Taiwan Secom Co., Ltd....................................    30,000     61,520
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 1,095,214  3,237,054
   Taiwan Sogo Shinkong Security Co., Ltd...................    76,117     74,924
  *Taiwan Styrene Monomer Corp..............................   134,528     32,766
   Taiwan Tea Corp..........................................   156,648     78,737
   Taiyen Biotech Co., Ltd..................................    24,000     16,889
  *Tatung Co., Ltd..........................................   442,128    120,489
  *Teco Electric & Machinery Co., Ltd.......................   287,000    209,450
   Test Research, Inc.......................................    32,581     41,723
   Test-Rite International Co., Ltd.........................    30,777     20,841
  *Thinking Electronic Industrial Co., Ltd..................    18,000     17,473
   Thye Ming Industrial Co., Ltd............................    30,000     28,188
   Ton Yi Industrial Corp...................................   148,300     76,098
  *Tong Hsing Electronic Industries, Ltd....................    19,009     69,319
   Tong Yang Industry Co., Ltd..............................    65,326     64,539
   Tong-Tai Machine & Tool Co., Ltd.........................    23,760     21,072
   Topco Scientific Co., Ltd................................    23,104     40,870
   Topoint Technology Co., Ltd..............................    21,522     13,424
   Transcend Information, Inc...............................    26,890     71,581
   Tripod Technology Corp...................................    47,170    137,954
   Tsann Kuen Enterprise Co., Ltd...........................    15,000     35,664
  #TSRC Corp................................................    45,500    109,527
   TTET Union Corp..........................................    36,000     61,461
   Tung Ho Steel Enterprise Corp............................   117,654    111,475
   TXC Corp.................................................    44,204     65,229
  *TYC Brother Industrial Co., Ltd..........................    91,176     38,155
  *Tycoons Group Enterprise Co., Ltd........................    48,000      9,106
  *Tze Shin International Co., Ltd..........................    38,850     19,363
   U-Ming Marine Transport Corp.............................    69,000    116,837
  #Unimicron Technology Corp................................   209,312    236,494
  *Union Bank of Taiwan.....................................   135,003     45,335
  #Uni-President Enterprises Corp...........................   236,156    365,957
   Unitech Printed Circuit Board Corp.......................   115,979     45,884
   United Integration Service Co., Ltd......................    45,000     43,276
   United Microelectronics Corp............................. 1,293,081    676,376
 #*United Microelectronics Corp. Sponsored ADR..............    61,100    163,748

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
TAIWAN -- (Continued)
   Unity Opto Technology Co., Ltd...........................    47,593 $    50,323
   Universal Cement Corp....................................   117,000      54,636
   UPC Technology Corp......................................   149,765      83,848
   USI Corp.................................................    94,932      88,226
   Ve Wong Corp.............................................     5,000       3,641
  *Via Technologies, Inc....................................    80,996      45,554
  *Visual Photonics Epitacy Co., Ltd........................    30,615      50,517
   Wah Lee Industrial Corp..................................    21,000      28,539
  #Walsin Lihwa Corp........................................   618,000     178,649
   Walsin Technology Corp., Ltd.............................       699         184
   Wan Hai Lines Co., Ltd...................................   220,247     111,023
   Waterland Financial Holdings Co., Ltd....................   577,219     196,237
   Wei Chuan Food Corp......................................    43,000      46,800
   Weikeng Industrial Co., Ltd..............................    37,750      32,365
   Well Shin Technology Co., Ltd............................     8,160      11,978
   Wellypower Optronics Corp................................    14,000       7,677
   Weltrend Semiconductor, Inc..............................    59,000      26,758
  *Winbond Electronics Corp.................................   805,000     133,321
   Wintek Corp..............................................   281,871     182,377
  #Wistron Corp.............................................   255,543     381,230
   Wistron NeWeb Corp.......................................    31,896      59,360
   WPG Holdings, Ltd........................................   175,847     238,735
   WT Microelectronics Co., Ltd.............................    36,032      50,681
  *WUS Printed Circuit Co., Ltd.............................    75,000      35,643
   Yageo Corp...............................................   414,000     118,341
   Yem Chio Co., Ltd........................................    44,051      42,513
   Yi Jinn Industrial Co., Ltd..............................    49,000      11,080
   Yieh Phui Enterprise Co., Ltd............................   193,021      66,076
  *Young Fast Optoelectronics Co., Ltd......................    26,298      55,943
  *Yuanta Financial Holding Co., Ltd........................ 1,010,735     481,469
   Yuen Foong Yu Paper Manufacturing Co., Ltd...............   219,891      98,961
   Yulon Motor Co., Ltd.....................................   106,783     170,149
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..........    10,362      17,495
   Yung Tay Engineering Co., Ltd............................    59,000      97,422
   Zenitron Corp............................................    40,000      30,606
   Zinwell Corp.............................................    46,010      50,344
   Zippy Technology Corp....................................     8,000       6,560
   Zyxel Communication Corp.................................    76,118      42,787
                                                                       -----------
TOTAL TAIWAN................................................            45,981,683
                                                                       -----------
THAILAND -- (2.9%)
  *A.J. PCL (Foreign).......................................    18,700       9,183
   Advance Info Service PCL (Foreign).......................    47,200     280,898
   Airports of Thailand PCL (Foreign).......................    53,900     108,676
   Asian Property Development PCL (Foreign).................   221,520      49,347
   Bangchak Petroleum PCL (Foreign).........................    98,800      81,932
   Bangkok Aviation Fuel Services PCL (Foreign).............   142,700      64,969
   Bangkok Bank PCL (Foreign)...............................    65,900     415,759
   Bangkok Bank PCL (Foreign) NVDR..........................    14,300      88,823
   Bangkok Expressway PCL (Foreign).........................    49,300      37,516
  *Bangkok Life Assurance PCL (Foreign) NVDR................    63,100      95,933
  *Bangkokland PCL (Foreign)................................ 1,138,200      26,651
   Bank of Ayudhya PCL (Foreign)............................   283,500     260,451
   Bank of Ayudhya PCL (Foreign) NVDR.......................    64,700      58,388
   Banpu PCL (Foreign)......................................    14,850     268,507
   BEC World PCL (Foreign)..................................    55,000      92,114
  *Big C Supercenter PCL (Foreign)..........................    22,000     135,935
  *Big C Supercenter PCL (Foreign) NVDR.....................     3,200      19,772
   Cal-Comp Electronics (Thailand) PCL (Foreign)............   471,000      44,113
  *Central Pattana PCL (Foreign)............................   100,000     163,415
   Central Plaza Hotel PCL (Foreign)........................   110,000      45,431

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
   CH Karnchang PCL (Foreign)...............................   105,700 $ 27,327
   Charoen Pokphand Foods PCL (Foreign).....................   148,493  196,783
   CP ALL PCL (Foreign).....................................    77,300  192,307
   Delta Electronics Thailand PCL (Foreign).................    95,200   76,470
   Dhipaya Insurance PCL (Foreign)..........................     8,900    6,744
   Dynasty Ceramic PCL (Foreign)............................    14,900   30,890
   Eastern Water Resources Development & Management PCL
     (Foreign)..............................................    22,900    6,256
   Erawan Group PCL (Foreign)...............................   142,700   12,901
   Esso (Thailand) PCL (Foreign)............................   291,000  110,722
  *G J Steel PCL (Foreign).................................. 7,783,600   43,031
  *GFPT PCL (Foreign).......................................    68,900   22,631
   Glow Energy PCL (Foreign)................................    53,700  117,441
  *Golden Land Property PCL (Foreign).......................    54,000    8,148
   Hana Microelectronics PCL (Foreign)......................    60,501   44,072
   Hermraj Land & Development PCL (Foreign).................   443,300   42,960
  *Home Product Center PCL (Foreign)........................   160,299   72,982
   IRPC PCL (Foreign)....................................... 1,389,600  197,029
   Italian-Thai Development PCL (Foreign) NVDR..............   269,100   32,029
   Jasmine International PCL (Foreign)......................   643,800   66,160
   Kasikornbank PCL (Foreign)...............................    92,200  490,234
   Kasikornbank PCL (Foreign) NVDR..........................    18,500   98,366
   Khon Kaen Sugar Industry PCL (Foreign)...................   111,600   50,084
   Kiatnakin Finance PCL (Foreign)..........................    40,700   48,972
   Krung Thai Bank PCL (Foreign)............................   607,300  355,493
  *Krungthai Card PCL (Foreign).............................    40,200   25,231
   Land & Houses PCL (Foreign)..............................   323,000   84,033
   Land & Houses PCL (Foreign) NVDR.........................   265,900   68,745
   Lanna Resources PCL (Foreign)............................    14,200   13,392
   Loxley PCL (Foreign).....................................   127,400   15,744
   LPN Development PCL (Foreign)............................   153,400   86,303
   Major Cineplex Group PCL (Foreign).......................    87,900   55,456
   MBK PCL (Foreign)........................................    12,100   37,480
   MCOT PCL (Foreign).......................................    51,300   48,798
  *Minor International PCL (Foreign)........................   181,060   83,023
   Padaeng Industry PCL (Foreign) NVDR......................     8,600    4,279
   Polyplex PCL (Foreign)...................................    52,800   26,615
   Precious Shipping PCL (Foreign)..........................    66,700   35,140
   Preuksa Real Estate PCL (Foreign)........................   130,700   65,456
  *Property Perfect PCL (Foreign)...........................   282,900   11,684
   PTT Exploration & Production PCL (Foreign)...............    75,200  434,081
   PTT Global Chemical PCL (Foreign)........................   148,756  332,585
   PTT PCL (Foreign)........................................    64,300  733,961
   PTT PCL (Foreign) NVDR...................................    25,900  295,639
   Quality Houses PCL (Foreign).............................   543,400   33,046
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    67,500   91,646
  *Regional Container Lines PCL (Foreign)...................    84,500   24,320
  *Robinson Department Store PCL (Foreign)..................    55,000   95,244
   Rojana Industrial Park PCL (Foreign).....................   112,900   29,740
   Saha-Union PCL (Foreign).................................    19,200   18,732
  *Sahaviriya Steel Industries PCL (Foreign)................ 1,219,500   30,140
   Samart Corp. PCL (Foreign)...............................   133,000   41,306
   Samart I-Mobile PCL (Foreign)............................   235,900   15,266
   Samart Telcoms PCL (Foreign).............................    33,200   14,576
   Sansiri PCL (Foreign)....................................   293,700   20,058
   SC Asset Corp. PCL (Foreign).............................    82,200   39,563
  *Shinawatra Satellite PCL (Foreign).......................    94,800   48,710
   Siam Cement PCL (Foreign) (The)..........................    10,000  135,935
   Siam Cement PCL (Foreign) (The) NVDR.....................    16,600  188,943
   Siam City Cement PCL (Foreign)...........................     8,400   89,873
   Siam Commercial Bank PCL (Foreign).......................   112,400  566,569
   Siam Future Development PCL (Foreign)....................   150,750   42,161

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
THAILAND -- (Continued)
   Siam Makro PCL (Foreign).................................     6,600 $    82,205
   Siamgas & Petrochemicals PCL (Foreign)...................    86,000      45,867
   Sino-Thai Engineering & Construction PCL (Foreign).......    65,100      28,580
   SNC Former PCL (Foreign).................................    12,300      12,200
   Somboon Advance Technology PCL (Foreign).................    34,200      31,141
   Sri Trang Agro Industry PCL (Foreign)....................   102,000      67,005
   STP & I PCL (Foreign)....................................    16,800      16,254
   Supalai PCL (Foreign)....................................    78,600      41,920
  *Supalai PCL (Foreign) NVDR...............................    30,000      16,000
   SVI PCL (Foreign)........................................    46,500       5,656
  *Tata Steel (Thailand) PCL (Foreign)......................   685,600      18,729
  *Thai Airways International PCL (Foreign).................   182,900     159,108
   Thai Oil PCL (Foreign)...................................   123,000     270,000
   Thai Stanley Electric PCL (Foreign)......................     4,900      29,958
   Thai Tap Water Supply PCL (Foreign)......................   201,200      42,530
   Thai Union Frozen Products PCL (Foreign).................    48,215     114,070
   Thai Vegetable Oil PCL (Foreign).........................    53,000      40,159
   Thai-German Ceramic Industry PCL (Foreign)...............    18,100       2,861
   Thanachart Capital PCL (Foreign).........................    90,000      92,927
   Thoresen Thai Agencies PCL (Foreign).....................    45,310      28,291
   Ticon Industrial Connection PCL (Foreign)................    49,900      21,096
   Tipco Asphalt PCL (Foreign)..............................    10,500      16,988
   Tisco Financial Group PCL (Foreign)......................    59,100      80,722
   TMB Bank PCL (Foreign)................................... 3,352,700     185,353
   Total Access Communication PCL (Foreign) NVDR............   107,100     287,341
   TPI Polene PCL (Foreign).................................   150,000      68,780
  *True Corp. PCL (Foreign).................................   798,047      95,506
   Vanachai Group PCL (Foreign).............................    83,100      11,134
   Vinythai PCL (Foreign)...................................   118,300      73,096
                                                                       -----------
TOTAL THAILAND..............................................            10,666,795
                                                                       -----------
TURKEY -- (1.7%)
   Adana Cimento Sanayii T.A.S. Series A....................    16,667      37,985
  *Advansa Sasa Polyester Sanayi A.S........................    23,377      17,176
  *Akbank T.A.S.............................................   102,121     379,620
   Akcansa Cimento Sanayi ve Ticaret A.S....................    12,105      53,769
  *Akenerji Elektrik Uretim A.S.............................    14,474      17,557
  *Akfen Holding A.S........................................     8,216      46,218
   Aksa Akrilik Kimya Sanayii A.S...........................    20,501      50,239
  *Aksigorta A.S............................................    22,654      24,261
   Alarko Holding A.S.......................................    12,409      30,683
  *Albaraka Turk Katilim Bankasi A.S........................    26,194      27,756
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S......     2,373      36,076
  *Anadolu Anonim Turk Sigorta Sirketi A.S..................    78,516      41,174
   Anadolu Cam Sanayii A.S..................................    24,156      39,512
   Anadolu Hayat Sigorta A.S................................       506       1,203
  *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.............         1           8
  *Arcelik A.S..............................................    29,574     129,773
  *Asya Katilim Bankasi A.S.................................   121,184     123,582
   Aygaz A.S................................................    14,786      68,453
   Bagfas Bandirma Gubre Fabrikalari A.S....................       533      60,033
   Banvit Bandirma Vitaminli Yem Sanayii A.S................     8,696      17,345
   Bati Anabolu Cimento A.S.................................     4,216      18,274
   BIM BirlesikMagazalar A.S................................     4,966     207,127
   Bolu Cimento Sanayii A.S.................................    27,885      24,620
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S............     2,700      47,789
   Bursa Cimento Fabrikasi A.S..............................     8,364      24,652
   Cimsa Cimento Sanayi ve Ticaret A.S......................     9,433      42,227
  *Coca-Cola Icecek A.S.....................................     3,360      47,284
  *Dogan Gazetecilik A.S....................................     9,483       8,588
  *Dogan Sirketler Grubu Holding A.S........................   174,452      82,412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TURKEY -- (Continued)
  *Dogan Yayin Holding A.S.................................. 104,874 $ 41,843
  *Dogus Otomotiv Servis ve Ticaret A.S.....................  14,210   36,309
   Eczacibasi Yatirim Holding Ortakligi A.S.................     808    3,230
   EGE Seramik Sanayi ve Ticaret A.S........................  14,245   17,525
   Enka Insaat ve Sanayi A.S................................  29,858   93,560
   Eregli Demir ve Celik Fabrikalari T.A.S.................. 114,697  158,933
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S.......     555   16,710
   Ford Otomotiv Sanayi A.S.................................   9,748   89,739
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.......     202   23,934
   Gentas Genel Metal Sanayi ve Ticaret A.S.................  36,786   33,506
  *Global Yatirim Holding A.S...............................  41,570   31,968
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..........  20,226    6,683
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S......     793   31,160
  *GSD Holding A.S..........................................  79,211   35,178
  *Gubre Fabrikalari Ticaret A.S............................   1,334    9,332
  *Gunes Sigorta A.S........................................  11,861   15,154
  *Hurriyet Gazetecilik ve Matbaacilik A.S..................       1       --
  *Ihlas EV Aletleri A.S....................................  32,026   14,217
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...............  16,414   32,191
  *Is Finansal Kiralama A.S.................................  13,525    8,240
  *Izmir Demir Celik Sanayi A.S.............................  11,059   32,767
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class A.................................................  62,083   51,670
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class B.................................................  24,990   37,012
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class D................................................. 138,771   75,868
  *Kartonsan Karton Sanayi ve Ticaret A.S...................     114   15,968
  *Kerevitas Gida Sanayii ve Ticaret A.S....................     564   17,042
   KOC Holding A.S. Series B................................  56,264  208,971
   Konya Cimento Sanayii A.S................................     173   32,617
  *Koza Anadolu Metal Madencilik Isletmeleri
    A.S. (B03MVQ5)..........................................  25,565   50,157
  *Koza Anadolu Metal Madencilik Isletmeleri
    A.S. (B6ZH5B3)..........................................  25,565   49,929
   Mardin Cimento Sanayii ve Ticaret A.S....................   6,489   25,503
  *Marshall Boya ve Vernik A.S..............................     319   10,448
  *Menderes Tekstil Sanayi ve Ticaret A.S...................  42,767   24,128
  *Metro Ticari ve Mali Yatirimlar Holding A.S..............  47,720   15,220
  *Migros Ticaret A.S.......................................   3,476   34,356
  *Net Holding A.S..........................................  46,905   43,805
   Netas Telekomunikasyon A.S...............................     391   57,212
   Nuh Cimento Sanayi A.S...................................   8,437   51,874
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S....  10,976   33,956
  *Petkim Petrokimya Holding A.S............................  46,980   55,878
   Pinar Entegre Et ve Un Sanayi A.S........................   5,800   20,219
   Pinar SUT Mamulleri Sanayii A.S..........................  11,026  115,001
  *Reysas Tasimacilik ve Lojistik Ticaret A.S...............   2,614    1,548
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......  21,105   59,572
   Sekerbank T.A.S..........................................  64,700   34,644
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  43,312   40,710
   Soda Sanayii A.S.........................................   8,073   15,471
  *TAT Konserve Sanayii A.S.................................       1        1
  *TAV Havalimanlari Holding A.S............................  12,904   67,961
  *Tekfen Holding A.S.......................................  26,369   96,150
  *Tekstil Bankasi A.S......................................  42,716   17,768
   Tofas Turk Otomobil Fabrikasi A.S........................  18,934   83,862
  *Trabzonspor Sportif Yatirim ve T.A.S.....................     485    3,083
   Trakya Cam Sanayii A.S...................................  33,345   48,063
   Tupras Turkiye Petrol Rafinerileri A.S...................   9,783  204,850
   Turcas Petrol A.S........................................  14,767   23,302
  *Turk Telekomunikasyon A.S................................  20,276   88,835
  *Turk Traktor ve Ziraat Makineleri A.S....................   2,086   36,538
  *Turkcell Iletisim Hizmetleri A.S.........................  14,831   73,792
  *Turkcell Iletisim Hizmetleri A.S. ADR....................  20,870  257,953
   Turkiye Garanti Bankasi A.S.............................. 182,625  672,342

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- ------------
TURKEY -- (Continued)
   Turkiye Halk Bankasi A.S.................................  21,401 $    150,020
   Turkiye Is Bankasi A.S................................... 139,191      318,803
   Turkiye Sinai Kalkinma Bankasi A.S.......................  66,272       86,100
   Turkiye Sise ve Cam Fabrikalari A.S......................  67,650      115,622
   Turkiye Vakiflar Bankasi T.A.O........................... 108,898      195,468
   Ulker Biskuvi Sanayi A.S.................................  12,371       37,487
   Vestel Beyaz Esya Sanayi ve Ticaret A.S..................   6,835        8,835
  *Vestel Elektronik Sanayi ve Ticaret A.S..................   9,809       12,125
   Yapi Kredi Sigorta A.S...................................   2,955       26,818
  *Yapi ve Kredi Bankasi A.S................................  68,573      127,010
  *Zorlu Enerji Elektrik Uretim A.S.........................  32,338       28,925
                                                                     ------------
TOTAL TURKEY................................................            6,398,067
                                                                     ------------
TOTAL COMMON STOCKS.........................................          324,396,874
                                                                     ------------
PREFERRED STOCKS -- (5.6%)
BRAZIL -- (5.5%)
   AES Tiete SA.............................................  12,100      168,219
   Alpargatas SA............................................  17,100      137,700
   Banco ABC Brasil SA......................................  13,463       84,402
  #Banco Bradesco SA Sponsored ADR.......................... 167,881    2,691,132
   Banco Cruzeiro do Sul SA.................................   3,800       25,717
   Banco Daycoval SA........................................  10,300       50,469
   Banco do Estado do Rio Grande do Sul SA Series B.........  33,469      288,836
   Banco Industrial e Comercial SA..........................   8,589       26,675
   Banco Panamericano SA....................................  10,900       35,511
   Banco Pine SA............................................   3,311       23,067
  #Braskem SA Sponsored ADR.................................  11,600      170,520
  *Centrais Eletricas Brasileiras SA Preferred Series B.....   7,600       90,706
  *Centrais Eletricas de Santa Catarina SA..................   6,450      144,961
   Cia Brasileira de Distribuicao Grupo Pao de Acucar
     Series A Sponsored ADR.................................   8,226      386,869
   Cia de Gas de Sao Paulo SA Preferred Series A............   3,300       79,810
   Cia de Saneamento do Parana SA...........................     100          386
   Cia de Tecidos Norte de Minas--Coteminas SA..............   7,700       17,249
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A.....................................   3,100       99,287
   Cia Energetica de Minas Gerais SA Sponsored ADR..........  27,950      689,526
   Cia Energetica de Sao Paulo SA Preferred Series B........  19,600      372,741
   Cia Energetica do Ceara SA Preferred Series A............   2,900       51,743
   Cia Ferro Ligas da Bahia--Ferbasa........................   6,200       36,657
   Cia Paranaense de Energia SA Sponsored ADR Series A......  10,600      265,530
   Contax Participacoes SA..................................   6,500       84,568
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...  22,200      339,612
   Forjas Taurus SA.........................................   9,818       10,868
   Gerdau SA................................................   6,937       64,779
   Gerdau SA Sponsored ADR.................................. 117,029    1,098,902
   Gol Linhas Aereas Inteligentes SA........................   7,700       40,921
   Itau Unibanco Holding SA ADR............................. 133,171    2,089,453
  *Klabin SA................................................  85,400      408,597
  *Kroton Educacional SA....................................     127          217
   Lojas Americanas SA......................................  36,802      343,664
   Marcopolo SA.............................................  55,400      298,195
   Metalurgica Gerdau SA....................................   3,000       36,498
   Oi SA....................................................     963        5,785
   Petroleo Brasileiro SA...................................  24,000      265,415
   Petroleo Brasileiro SA ADR............................... 171,523    3,800,950
   Randon Participacoes SA..................................  24,600      130,088
   Saraiva SA Livreiros Editores............................   2,600       31,358
   Suzano Papel e Celulose SA...............................  33,300      125,258
   TAM SA...................................................  20,900      502,613
   Telefonica Brasil SA.....................................     962       27,394
   Telefonica Brasil SA ADR.................................  17,810      507,051
   Ultrapar Participacoes SA Sponsored ADR..................   6,500      147,160

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
BRAZIL -- (Continued)
  *Unipar Participacoes SA Preferred Series B...............     125,400 $     19,078
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A...............................................      74,300      426,041
  #Vale SA Sponsored ADR....................................     151,770    3,282,785
                                                                         ------------
TOTAL BRAZIL................................................               20,024,963
                                                                         ------------
CHILE -- (0.1%)
   Embotelladora Andina SA..................................      18,695       84,785
   Embotelladora Andina SA Preferred Series B...............      18,186       96,347
   Sociedad Quimica y Minera de Chile SA Sponsored ADR......       4,096      238,756
                                                                         ------------
TOTAL CHILE.................................................                  419,888
                                                                         ------------
INDIA -- (0.0%)
  *Trent, Ltd...............................................         586        9,770
                                                                         ------------
MALAYSIA -- (0.0%)
  *TA Global Berhad.........................................     264,180       22,695
                                                                         ------------
TOTAL PREFERRED STOCKS......................................               20,477,316
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12....................         609           35
                                                                         ------------
INDIA -- (0.0%)
  *Jain Irrigation Systems, Ltd. Differential Voting Rights.       2,542        2,060
                                                                         ------------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants......................      20,200           --
                                                                         ------------
SOUTH KOREA -- (0.0%)
  *Pharmicell Co., Ltd. Rights 06/19/12.....................       1,297        2,002
                                                                         ------------
THAILAND -- (0.0%)
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12.       9,643        7,134
                                                                         ------------
TOTAL RIGHTS/WARRANTS.......................................                   11,231
                                                                         ------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT      VALUE+
                                                             ----------- ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@DFA Short Term Investment Fund..........................  20,000,000   20,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $2,368,759) to be repurchased at $2,322,327............ $     2,322    2,322,313
TOTAL SECURITIES LENDING COLLATERAL.........................               22,322,313
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $315,627,373)......................................             $367,207,734
                                                                         ============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES   VALUE+
                                                             ------ ----------
COMMON STOCKS -- (92.3%)
Consumer Discretionary -- (11.6%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  1,200 $    3,576
   A.H. Belo Corp. Class A..................................  1,226      5,407
   Aaron's, Inc.............................................  7,750    210,567
   Abercrombie & Fitch Co...................................  8,850    444,004
   Acme United Corp.........................................    400      4,356
   Advance Auto Parts, Inc..................................  7,200    660,960
   Aeropostale, Inc.........................................  8,325    184,648
  *AFC Enterprises, Inc.....................................  2,600     44,408
  *Amazon.com, Inc.......................................... 36,400  8,441,160
   Ambassadors Group, Inc...................................  1,423      7,670
 #*AMC Networks, Inc. Class A...............................  5,350    227,375
  *American Apparel, Inc....................................    532        524
  *American Axle & Manufacturing Holdings, Inc..............  6,193     60,010
   American Eagle Outfitters, Inc........................... 17,100    307,971
  #American Greetings Corp. Class A.........................  3,222     51,552
 #*American Public Education, Inc...........................  2,200     76,384
  *America's Car-Mart, Inc..................................  1,100     50,534
  *Amerigon, Inc............................................  2,000     28,600
   Ameristar Casinos, Inc...................................  3,126     56,205
  *ANN, Inc.................................................  4,625    128,066
 #*Apollo Group, Inc. Class A............................... 10,210    359,596
   Arbitron, Inc............................................  2,400     91,320
  *Archipelago Learning, Inc................................  1,373     15,199
  *Arctic Cat, Inc..........................................  2,500    110,600
  *Asbury Automotive Group, Inc.............................  3,000     83,760
  *Ascena Retail Group, Inc................................. 13,400    274,432
  *Ascent Capital Group, Inc. Class A.......................  1,135     58,452
   Autoliv, Inc.............................................  9,200    577,208
 #*AutoNation, Inc..........................................  4,387    151,702
 #*AutoZone, Inc............................................  2,400    950,784
  *Ballantyne Strong, Inc...................................  2,600     16,432
 #*Bally Technologies, Inc..................................  4,400    213,620
 #*Barnes & Noble, Inc......................................  3,400     70,550
   Bassett Furniture Industries, Inc........................    306      3,286
  *Beasley Broadcast Group, Inc. Class A....................    325      1,657
  *Beazer Homes USA, Inc....................................  3,899     12,087
   bebe stores, inc.........................................  3,388     27,782
  *Bed Bath & Beyond, Inc................................... 24,600  1,731,594
   Belo Corp. Class A.......................................  8,900     59,986
   Benihana, Inc............................................  2,006     27,663
  #Best Buy Co., Inc........................................ 29,105    642,347
   Big 5 Sporting Goods Corp................................  2,146     17,962
 #*Big Lots, Inc............................................  6,700    245,488
  *Biglari Holdings, Inc....................................    215     87,361
 #*BJ's Restaurants, Inc....................................  2,498    107,889
 #*Blue Nile, Inc...........................................  1,161     35,155
  *Bluegreen Corp...........................................  2,100     11,130
   Blyth, Inc...............................................    700     61,579
   Bob Evans Farms, Inc.....................................  3,500    133,840
  *Body Central Corp........................................  1,200     36,444
  #Bon-Ton Stores, Inc. (The)...............................  2,096     12,995
  #Books-A-Million, Inc.....................................  1,295      4,131
 #*BorgWarner, Inc.......................................... 11,200    885,248
 #*Boyd Gaming Corp.........................................  5,900     45,371
  *Bravo Brio Restaurant Group, Inc.........................  1,543     31,169
 #*Bridgepoint Education, Inc...............................  2,100     45,276
  #Brinker International, Inc...............................  7,728    243,200
   Brown Shoe Co., Inc......................................  5,187     47,254

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Brunswick Corp...........................................   8,523 $  224,070
  #Buckle, Inc..............................................   3,112    143,712
 #*Buffalo Wild Wings, Inc..................................   1,800    150,930
  *Build-A-Bear Workshop, Inc...............................   2,400     10,824
  *Cabela's, Inc............................................   4,900    185,269
  #Cablevision Systems Corp.................................  17,500    259,350
  *Cache, Inc...............................................     800      4,992
   Callaway Golf Co.........................................   6,900     42,297
  *Cambium Learning Group, Inc..............................  11,314     25,683
  *Capella Education Co.....................................   1,400     45,794
  *Career Education Corp....................................   6,800     48,484
  *Caribou Coffee Co., Inc..................................   2,192     35,971
  *CarMax, Inc..............................................  22,044    680,498
   Carnival Corp............................................  46,105  1,497,951
   Carriage Services, Inc...................................   2,167     16,252
  *Carrols Restaurant Group, Inc............................   1,578     23,796
  *Carter's, Inc............................................   6,800    369,240
  *Casual Male Retail Group, Inc............................   4,200     13,188
   Cato Corp. Class A.......................................   3,450     96,013
  *Cavco Industries, Inc....................................   1,157     59,701
   CBS Corp. Class A........................................   5,128    174,762
   CBS Corp. Class B........................................  63,080  2,103,718
   CEC Entertainment, Inc...................................   1,857     70,975
 #*Central European Media Enterprises, Ltd. Class A.........     424      3,354
  *Charming Shoppes, Inc....................................  11,600     68,440
  *Charter Communications, Inc..............................   7,900    477,713
 #*Cheesecake Factory, Inc..................................   5,550    174,825
   Cherokee, Inc............................................     542      7,035
   Chico's FAS, Inc.........................................  16,600    254,976
 #*Children's Place Retail Stores, Inc. (The)...............   2,340    107,593
 #*Chipotle Mexican Grill, Inc..............................   3,185  1,319,068
  #Choice Hotels International, Inc.........................   2,971    111,769
   Christopher & Banks Corp.................................   3,217      6,016
   Churchill Downs, Inc.....................................   1,444     85,716
   Cinemark Holdings, Inc...................................   9,342    214,492
  *Citi Trends, Inc.........................................   1,200     13,368
  *Clear Channel Outdoor Holdings, Inc. Class A.............   3,427     25,942
   Coach, Inc...............................................  30,268  2,214,407
 #*Coinstar, Inc............................................   2,900    182,091
 #*Collective Brands, Inc...................................   4,000     83,080
   Collectors Universe, Inc.................................     700     11,263
  #Columbia Sportswear Co...................................   1,027     48,372
   Comcast Corp. Class A.................................... 217,703  6,602,932
   Comcast Corp. Special Class A............................  63,610  1,897,486
 #*Conn's, Inc..............................................   1,582     25,866
   Cooper Tire & Rubber Co..................................   5,600     83,720
   Core-Mark Holding Co., Inc...............................   1,317     50,836
 #*Corinthian Colleges, Inc.................................   8,800     33,792
  *Cost Plus, Inc...........................................   2,200     42,614
   Cracker Barrel Old Country Store, Inc....................   2,300    132,296
  *Crocs, Inc...............................................   9,700    195,940
 #*Crown Media Holdings, Inc. Class A.......................     130        196
   CSS Industries, Inc......................................   1,250     23,937
 #*CTC Media, Inc...........................................   4,347     47,078
  *Culp, Inc................................................   1,492     17,083
  *Cumulus Media, Inc. Class A..............................   2,000      7,260
   D.R. Horton, Inc.........................................  29,700    485,595
   Dana Holding Corp........................................  14,500    211,990
   Darden Restaurants, Inc..................................  13,818    692,005
 #*Deckers Outdoor Corp.....................................   4,200    214,242
  *dELiA*s, Inc.............................................   1,100      1,694

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Destination Maternity Corp...............................   1,600 $   31,744
   DeVry, Inc...............................................   5,200    167,180
  #Dick's Sporting Goods, Inc...............................   9,900    500,940
  *Digital Generation, Inc..................................   2,200     20,416
   Dillard's, Inc. Class A..................................   3,826    247,007
 #*DineEquity, Inc..........................................   1,500     72,870
  *DIRECTV Class A..........................................  70,389  3,468,066
  *Discovery Communications, Inc. Class A...................  14,681    798,940
  *Discovery Communications, Inc. Class C...................  11,152    554,143
   DISH Network Corp........................................  21,200    677,764
  *Dollar General Corp......................................  18,800    892,248
  *Dollar Tree, Inc.........................................  11,650  1,184,339
   Domino's Pizza, Inc......................................   6,062    229,204
  *Dorman Products, Inc.....................................   1,189     56,810
   Dover Downs Gaming & Entertainment, Inc..................   2,000      5,400
 #*DreamWorks Animation SKG, Inc. Class A...................   7,680    138,317
  *Drew Industries, Inc.....................................   1,700     50,626
   DSW, Inc. Class A........................................   3,808    214,238
  *E.W. Scripps Co. Class A (The)...........................   3,400     31,144
  *Education Management Corp................................   3,571     44,280
   Einstein Noah Restaurant Group, Inc......................     142      2,009
 #*Entercom Communications Corp.............................   2,510     15,537
   Ethan Allen Interiors, Inc...............................   2,900     67,280
  *Exide Technologies.......................................   9,000     25,920
   Expedia, Inc.............................................   9,957    424,467
  *Express, Inc.............................................   8,200    193,684
   Family Dollar Stores, Inc................................  10,212    689,821
  *Famous Dave's of America, Inc............................   1,098     10,947
  *Federal-Mogul Corp.......................................   2,097     27,114
   Finish Line, Inc. Class A (The)..........................   5,300    117,978
  *Fisher Communications, Inc...............................     600     19,674
   Foot Locker, Inc.........................................  15,542    475,430
  #Ford Motor Co............................................ 364,752  4,114,403
 #*Fossil, Inc..............................................   5,350    699,084
   Fred's, Inc. Class A.....................................   3,670     52,554
  *Fuel Systems Solutions, Inc..............................   2,050     48,072
  *Furniture Brands International, Inc......................   4,400      6,952
  *Gaiam, Inc. Class A......................................   1,309      5,171
  #GameStop Corp. Class A...................................  14,740    335,482
   Gaming Partners International Corp.......................     800      5,416
  #Gannett Co., Inc.........................................  23,199    320,610
  #Gap, Inc.................................................  35,380  1,008,330
   Garmin, Ltd..............................................  12,855    605,856
 #*Gaylord Entertainment Co.................................   3,437    108,197
  *Geeknet, Inc.............................................     500      7,275
 #*General Motors Co........................................  78,636  1,808,628
  *Genesco, Inc.............................................   2,400    180,000
  #Gentex Corp..............................................  14,534    319,312
   Genuine Parts Co.........................................  16,130  1,044,901
  *G-III Apparel Group, Ltd.................................   1,500     40,275
 #*Goodyear Tire & Rubber Co................................  24,360    267,473
  *Gordmans Stores, Inc.....................................     279      5,926
  *Grand Canyon Education, Inc..............................   3,441     59,839
 #*Gray Television, Inc.....................................   3,550      6,390
  *Great Wolf Resorts, Inc..................................   2,323     18,212
  #Group 1 Automotive, Inc..................................   2,780    160,906
  #Guess?, Inc..............................................   6,200    181,536
   H&R Block, Inc...........................................  31,462    462,491
 #*Hanesbrands, Inc.........................................   9,775    275,850
   Harley-Davidson, Inc.....................................  23,300  1,219,289
  #Harman International Industries, Inc.....................   6,800    337,144

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Harte-Hanks, Inc.........................................   4,419 $   37,120
   Hasbro, Inc..............................................  11,800    433,532
   Haverty Furniture Cos., Inc..............................   1,700     20,400
  *Helen of Troy, Ltd.......................................   4,100    141,860
 #*hhgregg, Inc.............................................   2,516     26,317
  *Hibbett Sporting Goods, Inc..............................   2,888    172,471
   Hillenbrand, Inc.........................................   5,805    121,557
   Home Depot, Inc. (The)................................... 169,942  8,801,296
   Hooker Furniture Corp....................................   1,300     15,392
   Hot Topic, Inc...........................................   4,200     41,160
   HSN, Inc.................................................   4,020    155,574
  *Hyatt Hotels Corp. Class A...............................   4,393    189,031
  *Iconix Brand Group, Inc..................................   7,198    110,417
  #International Game Technology............................  27,800    433,124
   International Speedway Corp. Class A.....................   2,675     71,396
   Interpublic Group of Cos., Inc. (The)....................  44,816    529,277
   Interval Leisure Group, Inc..............................   3,958     68,394
 #*iRobot Corp..............................................   1,666     39,334
  *Isle of Capri Casinos, Inc...............................   3,400     21,250
 #*ITT Educational Services, Inc............................   2,000    132,040
  *J. Alexander's Corp......................................     800      6,872
  #J.C. Penney Co., Inc.....................................  15,670    565,060
 #*Jack in the Box, Inc.....................................   4,400     99,968
   JAKKS Pacific, Inc.......................................   2,600     49,582
   Jarden Corp..............................................   6,475    271,497
   Johnson Controls, Inc....................................  68,851  2,201,166
  *Johnson Outdoors, Inc. Class A...........................   1,187     21,924
   Jones Group, Inc. (The)..................................   9,370    105,131
  *Jos. A. Bank Clothiers, Inc..............................   3,300    156,915
  *Journal Communications, Inc. Class A.....................   5,822     24,394
 #*K12, Inc.................................................   3,200     81,600
   KB Home..................................................   8,900     77,252
  *Kenneth Cole Productions, Inc. Class A...................   1,414     22,525
  *Kid Brands, Inc..........................................   1,700      3,995
  *Kirkland's, Inc..........................................   1,700     24,888
  *Knology, Inc.............................................   3,504     68,153
  #Kohl's Corp..............................................  24,960  1,251,245
  *Kona Grill, Inc..........................................   1,120      7,538
  *Krispy Kreme Doughnuts, Inc..............................   6,700     49,111
  *K-Swiss, Inc. Class A....................................   2,837     10,440
   Lacrosse Footwear, Inc...................................     261      3,367
  *Lakeland Industries, Inc.................................   1,000     10,450
 #*Lamar Advertising Co. Class A............................   6,315    200,943
   Las Vegas Sands Corp.....................................  38,300  2,125,267
  *La-Z-Boy, Inc............................................   6,000     90,420
  *LeapFrog Enterprises, Inc................................   4,500     42,030
   Lear Corp................................................  10,200    423,300
  *Learning Tree International, Inc.........................   1,342      7,663
  #Leggett & Platt, Inc.....................................  14,377    312,987
  #Lennar Corp. Class A.....................................  15,500    429,970
   Lennar Corp. Class B Voting..............................   1,241     28,084
  *Libbey, Inc..............................................   2,200     31,394
 #*Liberty Global, Inc. Class A.............................  14,237    709,145
  *Liberty Global, Inc. Class B.............................      95      4,865
 #*Liberty Global, Inc. Class C.............................  11,904    570,559
  *Liberty Interactive Corp. Class A........................  55,690  1,049,200
  *Liberty Interactive Corp. Class B........................     201      3,785
  *Liberty Media Corp.--Liberty Capital Class A.............  11,477  1,003,549
  *Liberty Media Corp.--Liberty Capital Class B.............     200     17,232
 #*Life Time Fitness, Inc...................................   3,878    180,560
  #Lifetime Brands, Inc.....................................     300      3,495

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
   Limited Brands, Inc......................................  24,560 $ 1,220,632
  *LIN TV Corp. Class A.....................................   2,800      11,060
   Lincoln Educational Services Corp........................   2,164      15,884
   Lithia Motors, Inc. Class A..............................   1,387      37,213
  *Live Nation Entertainment, Inc...........................  15,286     138,491
  *LKQ Corp.................................................  14,189     474,622
   Lowe's Cos., Inc......................................... 134,105   4,220,284
  *Luby's, Inc..............................................   1,849      11,316
 #*Lululemon Athletica, Inc.................................   7,634     565,985
 #*Lumber Liquidators Holdings, Inc.........................   1,949      56,385
  *M/I Homes, Inc...........................................   2,200      29,260
   Mac-Gray Corp............................................   1,591      23,706
   Macy's, Inc..............................................  46,100   1,891,022
  *Madison Square Garden Co. Class A (The)..................   5,700     205,029
  *Maidenform Brands, Inc...................................   2,442      55,751
   Marcus Corp..............................................   2,400      30,024
   Marine Products Corp.....................................   1,898      11,331
  *MarineMax, Inc...........................................   1,700      18,122
   Marriott International, Inc. Class A.....................  27,826   1,087,718
  *Marriott Vacations Worldwide Corp........................   2,532      74,770
 #*Martha Stewart Living Omnimedia Class A..................   3,500      12,495
   Mattel, Inc..............................................  34,565   1,161,384
   Matthews International Corp. Class A.....................   3,000      90,000
  *McClatchy Co. Class A (The)..............................   4,300      11,696
   McDonald's Corp.......................................... 105,025  10,234,686
   McGraw-Hill Cos., Inc....................................  27,439   1,349,176
   MDC Holdings, Inc........................................   4,445     124,949
 #*Media General, Inc. Class A..............................     800       2,856
   Men's Wearhouse, Inc. (The)..............................   5,635     208,720
  #Meredith Corp............................................   3,900     112,437
  *Meritage Homes Corp......................................   3,400      96,526
 #*MGM Resorts International................................  35,510     476,544
  *Midas, Inc...............................................   1,115      12,822
  *Modine Manufacturing Co..................................   3,900      30,810
 #*Mohawk Industries, Inc...................................   5,800     388,716
  *Monarch Casino & Resort, Inc.............................   1,845      17,860
  #Monro Muffler Brake, Inc.................................   2,832     116,848
  *Morgans Hotel Group Co...................................   1,148       5,694
   Morningstar, Inc.........................................   2,524     145,685
  *Motorcar Parts of America, Inc...........................     783       5,919
   Movado Group, Inc........................................   2,362      66,963
  *Multimedia Games Holding Co., Inc........................   2,364      26,855
  *Nathan's Famous, Inc.....................................     509      12,211
   National CineMedia, Inc..................................   5,600      80,024
  *Nautilus, Inc............................................   2,449       6,343
 #*Netflix, Inc.............................................   4,000     320,560
  *New Frontier Media, Inc..................................     200         314
  *New York & Co., Inc......................................   5,059      19,983
  *New York Times Co. Class A (The).........................  12,700      80,137
   Newell Rubbermaid, Inc...................................  26,868     488,998
   News Corp. Class A....................................... 172,083   3,372,827
   News Corp. Class B.......................................  45,900     910,656
  *Nexstar Broadcasting Group, Inc. Class A.................     156       1,209
   NIKE, Inc. Class B.......................................  35,371   3,956,954
  #Nordstrom, Inc...........................................  17,700     988,722
  #Nutrisystem, Inc.........................................   2,600      30,108
  *NVR, Inc.................................................     500     391,970
  *Office Depot, Inc........................................  26,000      79,040
 #*OfficeMax, Inc...........................................   7,500      34,875
  #Omnicom Group, Inc.......................................  28,134   1,443,556
  *Orbitz Worldwide, Inc....................................   3,586      13,089

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  *Orchard Supply Hardware Stores Corp. Class A.............     195 $    4,187
 #*O'Reilly Automotive, Inc.................................  13,358  1,408,735
  *Orient-Express Hotels, Ltd. Class A......................   8,827     94,361
   Outdoor Channel Holdings, Inc............................   1,944     14,386
 #*Overstock.com, Inc.......................................   1,830     11,035
   Oxford Industries, Inc...................................   1,437     68,962
   P.F. Chang's China Bistro, Inc...........................   2,500     99,225
  *Pacific Sunwear of California, Inc.......................   6,200      9,114
  *Panera Bread Co. Class A.................................   2,775    438,228
  *Papa John's International, Inc...........................   1,900     76,532
 #*Peet's Coffee & Tea, Inc.................................   1,500    115,230
  *Penn National Gaming, Inc................................   5,231    235,290
   Penske Automotive Group, Inc.............................   3,600     95,184
   Pep Boys--Manny, Moe & Jack (The)........................   4,624     69,036
  *Perry Ellis International, Inc...........................     969     18,130
  #PetMed Express, Inc......................................   2,200     29,634
   PetSmart, Inc............................................  11,800    687,468
  *Pier 1 Imports, Inc......................................  10,000    171,800
  *Pinnacle Entertainment, Inc..............................   5,100     56,610
   Polaris Industries, Inc..................................   6,994    555,603
   Pool Corp................................................   4,800    177,168
  *Priceline.com, Inc.......................................   4,900  3,728,018
 #*PulteGroup, Inc..........................................  36,437    358,540
  #PVH Corp.................................................   6,891    611,921
  *Quiksilver, Inc..........................................  10,348     35,804
   R.G. Barry Corp..........................................   1,300     16,562
  #RadioShack Corp..........................................  11,260     58,327
   Ralph Lauren Corp........................................   6,300  1,085,301
  *Red Lion Hotels Corp.....................................   2,034     16,964
  *Red Robin Gourmet Burgers, Inc...........................   1,300     46,358
  #Regal Entertainment Group................................   8,736    118,897
  #Regis Corp...............................................   5,200     95,420
   Rent-A-Center, Inc.......................................   6,145    210,220
  *Rentrak Corp.............................................   1,137     21,512
  *Rick's Cabaret International, Inc........................   1,000      9,270
  *Rocky Brands, Inc........................................     231      3,269
  #Ross Stores, Inc.........................................  24,000  1,478,160
   Royal Caribbean Cruises, Ltd.............................  14,000    383,180
  *Ruby Tuesday, Inc........................................   5,500     37,400
 #*rue21, inc...............................................   1,532     46,496
  *Ruth's Hospitality Group, Inc............................   2,684     18,573
   Ryland Group, Inc. (The).................................   3,100     69,781
  *Saga Communications, Inc. Class A........................     507     19,094
 #*Saks, Inc................................................  10,680    117,053
   Salem Communications Corp. Class A.......................     400      2,144
  *Sally Beauty Holdings, Inc...............................  14,600    388,360
   Scholastic Corp..........................................   2,600     79,430
  *School Specialty, Inc....................................   1,749      5,719
  *Scientific Games Corp. Class A...........................   7,574     76,952
  #Scripps Networks Interactive, Inc........................   8,655    434,654
 #*Sears Holdings Corp......................................   4,332    232,975
 #*Select Comfort Corp......................................   5,200    150,176
   Service Corp. International..............................  21,200    245,496
   Shiloh Industries, Inc...................................   1,564     14,373
  *Shoe Carnival, Inc.......................................   1,700     33,038
  *Shuffle Master, Inc......................................   6,176    109,130
 #*Shutterfly, Inc..........................................   3,600    112,032
   Signet Jewelers, Ltd. ADR................................   8,849    431,566
   Sinclair Broadcast Group, Inc. Class A...................   4,900     50,372
  *Sirius XM Radio, Inc..................................... 361,341    816,631
  #Six Flags Entertainment Corp.............................   4,289    205,486

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
 #*Skechers U.S.A., Inc. Class A............................   3,800 $   70,946
   Skyline Corp.............................................     800      4,392
  *Smith & Wesson Holding Corp..............................   6,000     49,500
   Sonic Automotive, Inc. Class A...........................   2,501     42,067
  *Sonic Corp...............................................   6,463     46,663
  #Sotheby's................................................   6,700    263,444
   Spartan Motors, Inc......................................   3,375     14,681
   Speedway Motorsports, Inc................................   2,352     40,125
   Stage Stores, Inc........................................   3,250     49,628
   Standard Motor Products, Inc.............................   2,791     42,060
 #*Standard Pacific Corp....................................  10,443     52,842
  *Stanley Furniture Co., Inc...............................     637      2,866
  #Staples, Inc.............................................  66,882  1,029,983
   Starbucks Corp...........................................  78,230  4,488,837
   Starwood Hotels & Resorts Worldwide, Inc.................  20,047  1,186,782
  *Stein Mart, Inc..........................................   3,347     21,488
  *Steiner Leisure, Ltd.....................................   1,400     65,744
  *Steinway Musical Instruments, Inc........................     900     22,689
  *Steven Madden, Ltd.......................................   3,695    159,661
   Stewart Enterprises, Inc. Class A........................   8,882     56,134
  *Stoneridge, Inc..........................................   3,400     29,308
  #Strayer Education, Inc...................................   1,100    108,548
  #Sturm Ruger & Co., Inc...................................   1,900    108,433
   Superior Industries International, Inc...................   2,200     37,642
   Superior Uniform Group, Inc..............................     162      1,904
  *Systemax, Inc............................................   1,666     28,605
 #*Talbots, Inc.............................................     194        574
   Tandy Leather Factory, Inc...............................     663      3,408
   Target Corp..............................................  64,682  3,747,675
  *Tempur-Pedic International, Inc..........................   6,223    366,161
  *Tenneco, Inc.............................................   6,100    188,063
 #*Tesla Motors, Inc........................................   5,132    170,023
   Texas Roadhouse, Inc.....................................   6,500    112,125
  #Thor Industries, Inc.....................................   3,961    134,001
   Tiffany & Co.............................................  12,500    855,750
   Time Warner Cable, Inc...................................  32,436  2,609,476
   Time Warner, Inc......................................... 101,200  3,790,952
   TJX Cos., Inc. (The).....................................  77,442  3,230,106
  *Toll Brothers, Inc.......................................  15,760    400,304
  *Town Sports International Holdings, Inc..................   2,129     27,294
  #Tractor Supply Co........................................   7,602    748,113
 #*TripAdvisor, Inc.........................................   8,360    313,584
  *True Religion Apparel, Inc...............................   2,500     67,900
  *TRW Automotive Holdings Corp.............................  10,179    465,282
  *Tuesday Morning Corp.....................................   3,200     12,928
   Tupperware Brands Corp...................................   6,100    379,969
  #Ulta Salon Cosmetics & Fragrance, Inc....................   5,300    467,354
 #*Under Armour, Inc. Class A...............................   3,900    381,927
  *Unifi, Inc...............................................   1,766     19,638
  *Universal Electronics, Inc...............................   1,700     28,764
   Universal Technical Institute, Inc.......................   2,300     27,600
 #*Urban Outfitters, Inc....................................  11,750    340,280
   V.F. Corp................................................   8,950  1,360,848
   Vail Resorts, Inc........................................   3,700    150,886
 #*Valassis Communications, Inc.............................   4,390     87,800
   Value Line, Inc..........................................     400      4,868
  *Valuevision Media, Inc. Class A..........................   2,178      3,528
   Viacom, Inc. Class A.....................................   1,473     74,607
   Viacom, Inc. Class B.....................................  50,227  2,330,031
  #Virgin Media, Inc........................................  27,500    675,400
 #*Visteon Corp.............................................   2,382    119,505


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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Consumer Discretionary -- (Continued)
 #*Vitacost.com, Inc........................................     489 $      4,098
 #*Vitamin Shoppe, Inc......................................   2,565      120,735
  *VOXX International Corp..................................   1,600       20,304
   Walt Disney Co. (The).................................... 176,091    7,591,283
 #*Warnaco Group, Inc. (The)................................   4,397      232,865
  #Washington Post Co. Class B..............................     500      189,085
  #Weight Watchers International, Inc.......................   3,500      265,860
   Wendy's Co. (The)........................................  33,225      161,806
  *West Marine, Inc.........................................   2,681       31,395
  *Wet Seal, Inc. Class A (The).............................  11,405       37,522
   Whirlpool Corp...........................................   7,411      474,452
   Wiley (John) & Sons, Inc. Class A........................   4,420      199,740
   Williams Controls, Inc...................................     600        6,630
   Williams-Sonoma, Inc.....................................   9,360      362,138
   Winmark Corp.............................................     300       17,202
 #*Winnebago Industries, Inc................................   2,200       21,450
  *WMS Industries, Inc......................................   5,290      129,658
   Wolverine World Wide, Inc................................   4,900      205,555
   World Wrestling Entertainment, Inc. Class A..............   3,100       24,428
   Wyndham Worldwide Corp...................................  16,802      845,813
  #Wynn Resorts, Ltd........................................   7,114      949,008
   Yum! Brands, Inc.........................................  47,217    3,434,092
 #*Zale Corp................................................   2,400        6,576
 #*Zumiez, Inc..............................................   2,100       76,986
                                                                     ------------
Total Consumer Discretionary................................          190,705,423
                                                                     ------------
Consumer Staples -- (9.0%)
   Alico, Inc...............................................     496       11,279
  *Alliance One International, Inc..........................   9,669       34,228
   Altria Group, Inc........................................ 206,600    6,654,586
   Andersons, Inc. (The)....................................   1,500       75,600
   Archer-Daniels-Midland Co................................  69,190    2,133,128
   Avon Products, Inc.......................................  37,050      800,280
   B&G Foods, Inc...........................................   4,570      101,637
 #*Boston Beer Co., Inc. Class A (The)......................     900       92,988
   Brown-Forman Corp. Class A...............................   6,027      506,931
   Brown-Forman Corp. Class B...............................   8,663      748,050
   Bunge, Ltd...............................................  15,335      989,107
  #Calavo Growers, Inc......................................   1,264       36,252
   Cal-Maine Foods, Inc.....................................   2,100       75,663
  #Campbell Soup Co.........................................  19,495      659,516
   Casey's General Stores, Inc..............................   3,700      208,495
 #*Central European Distribution Corp.......................   5,975       29,158
  *Central Garden & Pet Co..................................   1,175       12,431
  *Central Garden & Pet Co. Class A.........................   3,229       34,518
  *Chiquita Brands International, Inc.......................   4,900       41,650
   Church & Dwight Co., Inc.................................  14,700      746,760
   Clorox Co. (The).........................................  12,016      842,322
   Coca-Cola Bottling Co. Consolidated......................     561       35,988
   Coca-Cola Co. (The)...................................... 203,410   15,524,251
   Coca-Cola Enterprises, Inc...............................  29,441      886,763
   Colgate-Palmolive Co.....................................  49,002    4,848,258
   ConAgra Foods, Inc.......................................  42,889    1,107,394
  *Constellation Brands, Inc. Class A.......................  19,300      416,880
   Corn Products International, Inc.........................   6,623      377,908
   Costco Wholesale Corp....................................  44,000    3,879,480
   CVS Caremark Corp........................................ 134,979    6,022,763
  *Darling International, Inc...............................  11,864      194,332
  *Dean Foods Co............................................  18,168      223,103
  #Diamond Foods, Inc.......................................   2,435       50,892
 #*Dole Food Co., Inc.......................................   2,200       18,656


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
                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Staples -- (Continued)
   Dr. Pepper Snapple Group, Inc............................  22,078 $   895,925
  *Elizabeth Arden, Inc.....................................   2,600     101,348
  *Energizer Holdings, Inc..................................   6,800     485,044
  #Estee Lauder Cos., Inc...................................  24,200   1,581,470
  *Farmer Bros. Co..........................................   1,300      11,830
  #Flowers Foods, Inc.......................................  11,877     254,762
   Fortune Brands, Inc......................................  13,880     788,106
   Fresh Del Monte Produce, Inc.............................   3,542      82,068
 #*Fresh Market, Inc. (The).................................   2,533     129,614
   General Mills, Inc.......................................  66,107   2,570,901
 #*Green Mountain Coffee Roasters, Inc......................  13,458     656,078
   H.J. Heinz Co............................................  31,761   1,693,179
  *Hain Celestial Group, Inc (The)..........................   4,000     189,200
   Harris Teeter Supermarkets, Inc..........................   4,800     182,256
   Herbalife, Ltd...........................................  12,300     864,936
   Hershey Co. (The)........................................  15,922   1,066,933
   Hormel Foods Corp........................................  15,700     456,242
  *Imperial Sugar Co........................................   1,726       6,990
   Ingles Markets, Inc. Class A.............................   1,110      19,303
   Inter Parfums, Inc.......................................   1,460      22,995
   J & J Snack Foods Corp...................................   1,691      94,797
   J.M. Smucker Co..........................................  11,976     953,649
  *John B. Sanfilippo & Son, Inc............................   1,301      18,812
  #Kellogg Co...............................................  24,735   1,250,849
   Kimberly-Clark Corp......................................  40,425   3,172,150
   Kraft Foods, Inc. Class A................................ 173,972   6,936,264
   Kroger Co. (The).........................................  56,043   1,304,121
  #Lancaster Colony Corp....................................   1,900     123,899
 #*Lifeway Foods, Inc.......................................     315       2,627
  #Limoneira Co.............................................     169       2,841
   Lorillard, Inc...........................................  13,500   1,826,415
   McCormick & Co., Inc. Non-Voting.........................  12,314     688,476
   McCormick & Co., Inc. Voting.............................     607      33,688
   Mead Johnson Nutrition Co................................  21,000   1,796,760
 #*Medifast, Inc............................................   2,100      40,362
   MGP Ingredients, Inc.....................................     233       1,083
   Molson Coors Brewing Co. Class B.........................  13,905     578,170
  *Monster Beverage Corp....................................  15,848   1,029,486
   Nash-Finch Co............................................   1,300      32,630
  *National Beverage Corp...................................   3,591      53,362
  *Natural Alternatives International, Inc..................   1,000       6,590
  #Nu Skin Enterprises, Inc. Class A........................   6,221     331,579
  *Nutraceutical International Corp.........................   1,559      23,899
   Oil-Dri Corp. of America.................................     641      13,564
  *Omega Protein Corp.......................................   2,100      15,036
  *Overhill Farms, Inc......................................   2,000       9,080
  *Pantry, Inc. (The).......................................   3,100      39,556
   PepsiCo, Inc............................................. 155,301  10,249,866
   Philip Morris International, Inc......................... 174,043  15,578,589
  *Physicians Formula Holdings, Inc.........................   1,158       3,590
  *Pilgrim's Pride Corp.....................................   6,483      46,289
  *Post Holdings, Inc.......................................   2,847      84,698
  *Prestige Brands Holdings, Inc............................   4,300      73,057
   PriceSmart, Inc..........................................   1,900     156,826
   Procter & Gamble Co. (The)............................... 283,423  18,037,040
  *Ralcorp Holdings, Inc....................................   5,695     414,653
   Reliv' International, Inc................................   1,707       2,475
  *Revlon, Inc..............................................   1,386      23,673
   Reynolds American, Inc...................................  35,500   1,449,465
   Rocky Mountain Chocolate Factory, Inc....................     950       8,996
  #Safeway, Inc.............................................  28,073     570,724
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
                                                             SHARES     VALUE+
                                                             ------- ------------
Consumer Staples -- (Continued)
   Sanderson Farms, Inc.....................................   1,850 $     95,478
   Sara Lee Corp............................................  58,053    1,279,488
  *Schiff Nutrition International, Inc......................   1,800       29,610
  *Seneca Foods Corp. Class A...............................     500       11,645
  *Smart Balance, Inc.......................................   7,136       42,102
 #*Smithfield Foods, Inc....................................  14,600      306,016
   Snyders-Lance, Inc.......................................   2,696       69,772
   Spartan Stores, Inc......................................   2,181       39,760
  *Spectrum Brands Holdings, Inc............................   1,735       59,875
  #SUPERVALU, Inc...........................................  20,097      119,376
  *Susser Holdings Corp.....................................   1,000       26,690
  #Sysco Corp...............................................  59,731    1,726,226
   Tootsie Roll Industries, Inc.............................   1,533       36,501
 #*TreeHouse Foods, Inc.....................................   3,830      220,263
   Tyson Foods, Inc. Class A................................  31,488      574,656
 #*United Natural Foods, Inc................................   4,800      236,592
   United-Guardian, Inc.....................................     600       11,535
   Universal Corp...........................................   2,600      119,158
 #*USANA Health Sciences, Inc...............................     800       33,360
  #Vector Group, Ltd........................................   4,602       79,845
   Walgreen Co..............................................  89,700    3,144,882
   Wal-Mart Stores, Inc..................................... 187,430   11,041,501
   WD-40 Co.................................................   1,600       72,128
   Weis Markets, Inc........................................   1,930       86,078
   Whole Foods Market, Inc..................................  15,783    1,311,094
                                                                     ------------
Total Consumer Staples......................................          148,333,744
                                                                     ------------
Energy -- (10.1%)
   Adams Resources & Energy, Inc............................     300       18,219
   Alon USA Energy, Inc.....................................   1,957       17,691
 #*Alpha Natural Resources, Inc.............................  12,617      203,512
   Anadarko Petroleum Corp..................................  51,085    3,739,933
   Apache Corp..............................................  39,448    3,784,641
 #*Approach Resources, Inc..................................   2,549       91,458
  #Arch Coal, Inc...........................................  16,500      161,040
  *Atwood Oceanics, Inc.....................................   5,700      252,681
   Baker Hughes, Inc........................................  44,294    1,953,808
  *Basic Energy Services, Inc...............................   3,900       56,160
  #Berry Petroleum Co. Class A..............................   4,900      223,195
  *Bill Barrett Corp........................................   5,020      120,380
   Bolt Technology Corp.....................................   1,050       14,983
 #*BPZ Resources, Inc.......................................  10,000       40,500
  #Bristow Group, Inc.......................................   3,565      174,150
   Cabot Oil & Gas Corp.....................................  21,800      766,052
  *Cal Dive International, Inc..............................   9,937       38,456
  *Callon Petroleum Co......................................   4,302       24,995
  *Cameron International Corp...............................  25,959    1,330,399
   CARBO Ceramics, Inc......................................   1,950      163,975
 #*Carrizo Oil & Gas, Inc...................................   3,600      100,944
 #*Cheniere Energy, Inc.....................................  15,500      283,805
  #Chesapeake Energy Corp...................................  68,038    1,254,621
   Chevron Corp............................................. 204,526   21,794,291
   Cimarex Energy Co........................................   8,433      582,805
  *Clayton Williams Energy, Inc.............................   1,000       73,540
 #*Clean Energy Fuels Corp..................................   4,800       92,352
  *Cloud Peak Energy, Inc...................................   5,872       90,370
  *Cobalt International Energy, Inc.........................  17,926      479,700
  *Comstock Resources, Inc..................................   4,800       84,336
  *Concho Resources, Inc....................................  10,100    1,082,518
   ConocoPhillips........................................... 129,055    9,244,210
  #Consol Energy, Inc.......................................  23,900      794,436
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
                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
  *Contango Oil & Gas Co....................................   1,000 $    54,260
 #*Continental Resources, Inc...............................   4,790     427,508
   Core Laboratories N.V....................................   4,625     633,532
  *CREDO Petroleum Corp.....................................   1,072      10,945
  *Crimson Exploration, Inc.................................   3,820      20,819
   Crosstex Energy, Inc.....................................   5,400      80,460
  *CVR Energy, Inc..........................................   8,807     267,381
  *Dawson Geophysical Co....................................     600      16,110
   Delek US Holdings, Inc...................................     900      14,670
  *Denbury Resources, Inc...................................  37,770     719,141
   Devon Energy Corp........................................  39,386   2,751,112
 -*DHT Holdings, Inc. (N18239146)...........................       6       1,726
   DHT Holdings, Inc. (Y2065G105)...........................   1,559       1,247
  #Diamond Offshore Drilling, Inc...........................   6,700     459,285
  *Double Eagle Petroleum Co................................     267       1,466
  *Dresser-Rand Group, Inc..................................   7,700     374,836
 #*Dril-Quip, Inc...........................................   3,333     224,611
   El Paso Corp.............................................  83,483   2,476,941
 #*Endeavour International Corp.............................   3,414      42,607
   Energen Corp.............................................   7,400     387,612
 #*Energy Partners, Ltd.....................................   3,224      52,487
  *Energy XXI (Bermuda), Ltd................................   6,672     251,401
  *ENGlobal Corp............................................   3,200       6,400
   EOG Resources, Inc.......................................  27,539   3,024,058
   EQT Corp.................................................  14,542     724,337
  #EXCO Resources, Inc......................................  12,750      93,585
  *Exterran Holdings, Inc...................................   6,100      82,411
   Exxon Mobil Corp......................................... 483,685  41,761,363
  *FMC Technologies, Inc....................................  24,264   1,140,408
 #*Forest Oil Corp..........................................  11,189     149,037
  *FX Energy, Inc...........................................   1,388       7,884
 #*GeoResources, Inc........................................   1,607      60,600
  *Global Geophysical Services, Inc.........................   1,800      17,226
 #*GMX Resources, Inc.......................................   5,489       7,520
  *Green Plains Renewable Energy, Inc.......................   2,214      17,690
   Gulf Island Fabrication, Inc.............................   1,100      30,822
  *Gulfmark Offshore, Inc. Class A..........................   2,800     134,876
  *Gulfport Energy Corp.....................................   4,900     128,429
   Halliburton Co...........................................  93,023   3,183,247
 #*Harvest Natural Resources, Inc...........................   3,600      24,768
 #*Heckmann Corp............................................   9,577      36,393
  *Helix Energy Solutions Group, Inc........................  10,266     209,529
   Helmerich & Payne, Inc...................................  11,191     575,105
  *Hercules Offshore, Inc...................................   9,300      47,244
   Hess Corp................................................  31,522   1,643,557
  *HKN, Inc.................................................   1,513       3,450
  *HollyFrontier Corp.......................................  22,236     685,314
  *Hornbeck Offshore Services, Inc..........................   2,700     112,401
 #*ION Geophysical Corp.....................................  19,127     119,161
 #*James River Coal Co......................................   3,290      16,318
  *Key Energy Services, Inc.................................  13,200     167,112
 #*Kinder Morgan, Inc.......................................  14,395     516,780
 #*Kodiak Oil & Gas Corp....................................  26,988     238,844
  *Lone Pine Resources, Inc.................................   6,853      40,844
  #Lufkin Industries, Inc...................................   3,400     261,256
 #*Magnum Hunter Resources Corp.............................   9,800      60,858
   Marathon Oil Corp........................................  73,365   2,152,529
   Marathon Petroleum Corp..................................  36,564   1,521,428
  *Matrix Service Co........................................   2,900      39,585
  *McDermott International, Inc.............................  21,120     238,656
 #*McMoran Exploration Co...................................   9,200      80,960
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
                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
  *Mitcham Industries, Inc..................................   1,600 $    38,016
   Murphy Oil Corp..........................................  18,964   1,042,451
  *Nabors Industries, Ltd...................................  26,057     433,849
   National Oilwell Varco, Inc..............................  43,450   3,291,772
  *Natural Gas Services Group, Inc..........................   1,600      20,864
  *Newfield Exploration Co..................................  12,000     430,800
  *Newpark Resources, Inc...................................   9,500      60,420
   Noble Corp...............................................  23,004     875,532
   Noble Energy, Inc........................................  18,202   1,807,823
  *Northern Oil & Gas, Inc..................................   5,685     110,460
 #*Oasis Petroleum, Inc.....................................   5,110     168,988
   Occidental Petroleum Corp................................  83,221   7,591,420
   Oceaneering International, Inc...........................  11,600     598,908
  *Oil States International, Inc............................   5,300     421,774
   Overseas Shipholding Group, Inc..........................   2,700      31,590
  *OYO Geospace Corp........................................     500      57,610
   Panhandle Oil & Gas, Inc. Class A........................   1,000      27,550
  *Parker Drilling Co.......................................  12,107      62,593
 #*Patriot Coal Corp........................................   9,292      54,172
   Patterson-UTI Energy, Inc................................  15,402     249,050
   Peabody Energy Corp......................................  23,123     719,357
   Penn Virginia Corp.......................................   3,900      19,968
  *Petroleum Development Corp...............................   1,462      50,278
 #*PetroQuest Energy, Inc...................................   5,400      32,616
  *PHI, Inc. Non-Voting.....................................   1,795      47,801
  *Pioneer Drilling Co......................................   4,800      37,824
  #Pioneer Natural Resources Co.............................  11,408   1,321,275
  *Plains Exploration & Production Co.......................  14,748     602,456
  *PostRock Energy Corp.....................................   1,042       2,553
  #QEP Resources, Inc.......................................  17,400     536,094
 #*Quicksilver Resources, Inc...............................  10,100      47,470
  #Range Resources Corp.....................................  16,800   1,119,888
  *Rex Energy Corp..........................................   4,000      42,040
  *Rosetta Resources, Inc...................................   5,410     271,961
 #*Rowan Cos., Inc..........................................  13,381     462,046
  #RPC, Inc.................................................   9,225      95,386
 #*SandRidge Energy, Inc....................................  36,459     291,307
   Schlumberger, Ltd........................................ 137,333  10,181,869
  *SEACOR Holdings, Inc.....................................   2,200     204,446
  *SemGroup Corp. Class A...................................   3,077      97,849
   Ship Finance International, Ltd..........................   6,400      88,640
   SM Energy Co.............................................   6,800     449,548
 #*Southwestern Energy Co...................................  33,840   1,068,667
   Spectra Energy Corp......................................  66,648   2,048,760
  *Stone Energy Corp........................................   4,300     120,615
   Sunoco, Inc..............................................  10,991     541,746
  *Superior Energy Services, Inc............................  14,418     388,133
  *Swift Energy Co..........................................   3,830     115,858
  *Targa Resources Corp.....................................   2,276     109,453
   Teekay Corp..............................................   4,349     156,999
  *Tesco Corp...............................................   2,270      37,069
  *Tesoro Corp..............................................  13,080     304,110
  *TETRA Technologies, Inc..................................   8,150      70,986
  *TGC Industries, Inc......................................   1,667      19,025
   Tidewater, Inc...........................................   5,500     302,665
   Transocean, Ltd..........................................  35,924   1,810,210
  *Triangle Petroleum Corp..................................   3,876      25,233
  *Ultra Petroleum Corp.....................................  13,109     259,034
  *Union Drilling, Inc......................................   1,990      11,084
  *Unit Corp................................................   3,700     156,325
 #*USEC, Inc................................................  14,099      11,866


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
                                                              SHARES      VALUE+
                                                             --------- ------------
Energy -- (Continued)
  *VAALCO Energy, Inc.......................................     7,100 $     64,397
   Valero Energy Corp.......................................    57,400    1,417,780
  *Venoco, Inc..............................................     2,091       23,231
  #W&T Offshore, Inc........................................     4,700       92,919
  *Warren Resources, Inc....................................     5,600       17,304
  *Weatherford International, Ltd...........................    78,083    1,114,244
   Western Refining, Inc....................................     6,000      114,300
  *Westmoreland Coal Co.....................................       837        8,445
  *Whiting Petroleum Corp...................................    11,500      657,800
  *Willbros Group, Inc......................................     4,500       24,300
  *Williams Cos., Inc. (The)................................    67,634    2,301,585
  #World Fuel Services Corp.................................     7,550      332,653
 #*WPX Energy, Inc..........................................    20,911      367,406
  *Zion Oil & Gas, Inc......................................       163          404
                                                                       ------------
Total Energy................................................            165,959,218
                                                                       ------------
Financials -- (11.9%)
   1st Source Corp..........................................     1,990       45,153
  *1st United Bancorp, Inc..................................     1,107        6,708
   ACE, Ltd.................................................    34,961    2,655,987
 #*Affiliated Managers Group, Inc...........................     5,480      622,638
  *Affirmative Insurance Holdings, Inc......................     1,600          808
   Aflac, Inc...............................................    48,294    2,175,162
  *Allegheny Corp...........................................       569      195,110
   Allied World Assurance Co. Holdings AG...................     3,700      266,252
   Allstate Corp. (The).....................................    51,057    1,701,730
   Alterra Capital Holdings, Ltd............................     6,900      165,117
  *Altisource Portfolio Solutions SA........................     2,400      143,592
  *American Capital, Ltd....................................    35,406      351,582
   American Equity Investment Life Holding Co...............     5,390       66,081
   American Express Co......................................   107,990    6,502,078
   American Financial Group, Inc............................     6,970      271,272
  *American International Group, Inc........................    54,000    1,837,620
   American National Insurance Co...........................       664       46,613
  *American River Bankshares................................       882        6,421
  *American Safety Insurance Holdings, Ltd..................     1,000       18,930
   Ameriprise Financial, Inc................................    22,940    1,243,577
 #*Ameris Bancorp...........................................     1,951       24,192
  *AMERISAFE, Inc...........................................     2,573       68,751
  *AmeriServ Financial, Inc.................................       100          295
  #AmTrust Financial Services, Inc..........................     4,400      119,856
  *Aon P.L.C................................................    30,229    1,565,862
  *Arch Capital Group, Ltd..................................    13,910      546,385
   Argo Group International Holdings, Ltd...................     3,580      103,319
   Arrow Financial Corp.....................................     1,162       27,818
   Artio Global Investors, Inc..............................     2,673        9,676
   Aspen Insurance Holdings, Ltd............................     7,074      200,336
   Associated Banc-Corp.....................................    17,760      236,741
   Assurant, Inc............................................     9,500      383,230
   Assured Guaranty, Ltd....................................    17,100      242,478
   Astoria Financial Corp...................................     8,620       83,528
  *Atlantic Coast Financial Corp............................       137          288
  *AV Homes, Inc............................................     1,000       12,470
   Axis Capital Holdings, Ltd...............................    12,640      430,013
   Baldwin & Lyons, Inc. Class B............................       562       12,235
   Bancfirst Corp...........................................       700       29,190
  *Bancorp, Inc.............................................     2,299       23,611
   BancorpSouth, Inc........................................     9,405      126,685
  *BancTrust Financial Group, Inc...........................     2,903        6,125
   Bank Mutual Corp.........................................     6,120       23,868
   Bank of America Corp..................................... 1,102,479    8,941,105

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   Bank of Hawaii Corp......................................   5,000 $   244,450
   Bank of New York Mellon Corp. (The)...................... 117,366   2,775,706
   Bank of the Ozarks, Inc..................................   3,800     117,420
   BankFinancial Corp.......................................   2,730      18,182
   Banner Corp..............................................   1,404      30,818
   BB&T Corp................................................  71,882   2,303,099
  *BBCN Bancorp, Inc........................................   6,513      71,513
  *Beneficial Mutual Bancorp, Inc...........................   3,852      33,397
  *Berkshire Hathaway, Inc.................................. 181,931  14,636,349
   Berkshire Hills Bancorp, Inc.............................   2,505      56,838
  #BGC Partners, Inc. Class A...............................   9,100      63,427
  #BlackRock, Inc...........................................  10,695   2,048,948
  *BofI Holding, Inc........................................     900      15,993
   BOK Financial Corp.......................................   2,387     136,131
   Boston Private Financial Holdings, Inc...................   7,520      70,086
   Brookline Bancorp, Inc...................................   6,047      54,302
   Brown & Brown, Inc.......................................  13,100     353,307
   Bryn Mawr Bank Corp......................................   1,149      24,692
   Calamos Asset Management, Inc............................   1,676      21,654
   Camden National Corp.....................................     900      29,268
  #Capital City Bank Group, Inc.............................   1,069       8,926
   Capital One Financial Corp...............................  46,772   2,594,911
   Capital Southwest Corp...................................     344      32,928
   CapitalSource, Inc.......................................  28,476     183,670
   Capitol Federal Financial, Inc...........................  16,210     191,440
   Cardinal Financial Corp..................................   2,805      33,856
   Cash America International, Inc..........................   3,135     146,561
   Cathay General Bancorp...................................   6,714     115,615
  #CBOE Holdings, Inc.......................................   9,190     242,984
  *CBRE Group, Inc. Class A.................................  30,000     564,300
   Center Bancorp, Inc......................................   1,915      20,242
   Centerstate Banks, Inc...................................   1,435      11,537
  *Central Pacific Financial Corp...........................     119       1,692
   Charles Schwab Corp. (The)............................... 108,528   1,551,950
   Chemical Financial Corp..................................   3,399      75,016
   Chubb Corp. (The)........................................  27,700   2,024,039
   Cincinnati Financial Corp................................  16,109     573,803
  *CIT Group, Inc...........................................  19,881     752,496
   Citigroup, Inc........................................... 290,050   9,583,252
 #*Citizens Community Bancorp, Inc..........................     600       3,702
  *Citizens, Inc............................................   4,015      38,584
  #City Holding Co..........................................   1,500      50,025
   City National Corp.......................................   4,800     255,648
   Clifton Savings Bancorp, Inc.............................   1,350      13,797
   CME Group, Inc...........................................   6,467   1,719,058
   CNA Financial Corp.......................................  17,536     536,952
  #CNB Financial Corp.......................................     280       4,603
 #*CNO Financial Group, Inc.................................  21,200     154,124
   CoBiz Financial, Inc.....................................   3,100      19,375
  #Cohen & Steers, Inc......................................   2,055      72,418
   Columbia Banking System, Inc.............................   3,193      65,425
   Comerica, Inc............................................  18,992     608,124
   Commerce Bancshares, Inc.................................   7,379     295,898
   Community Bank System, Inc...............................   3,381      95,074
   Community Trust Bancorp, Inc.............................   1,590      50,800
 #*CompuCredit Holdings Corp................................   1,880      10,359
   Consolidated-Tokoma Land Co..............................     681      20,021
  *Cowen Group, Inc. Class A................................   4,050      10,206
   Crawford & Co. Class A...................................   4,017      15,024
   Crawford & Co. Class B...................................   1,800       8,586
  *Credit Acceptance Corp...................................   1,412     132,770

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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Financials -- (Continued)
  #Cullen Frost Bankers, Inc................................  5,321 $  313,726
  #CVB Financial Corp.......................................  9,813    113,536
   Delphi Financial Group, Inc. Class A.....................  4,900    222,558
 #*DFC Global Corp..........................................  3,924     68,592
   Diamond Hill Investment Group, Inc.......................    293     22,236
   Dime Community Bancshares, Inc...........................  2,700     37,422
   Discover Financial Services.............................. 55,700  1,888,230
   Donegal Group, Inc. Class A..............................  1,374     18,714
   Duff & Phelps Corp.......................................  3,100     49,290
  *E*Trade Financial Corp................................... 29,290    311,353
   East West Bancorp, Inc................................... 14,046    319,827
   Eastern Insurance Holdings, Inc..........................     64        979
   Eaton Vance Corp......................................... 11,600    305,080
   Edelman Financial Group, Inc.............................  2,645     23,355
  *eHealth, Inc.............................................  2,800     49,616
   EMC Insurance Group, Inc.................................    866     17,121
   Employers Holdings, Inc..................................  3,900     67,548
  *Encore Bancshares, Inc...................................    300      6,153
   Endurance Specialty Holdings, Ltd........................  3,900    156,702
  *Enstar Group, Ltd........................................    952     89,650
   Enterprise Financial Services Corp.......................  1,766     21,351
   Epoch Holding Corp.......................................  2,148     57,996
   Erie Indemnity Co........................................  3,100    238,390
   ESSA Bancorp, Inc........................................  1,856     18,096
   Evercore Partners, Inc...................................  2,400     63,432
   Everest Re Group, Ltd....................................  5,600    554,960
  *EZCORP, Inc..............................................  4,723    126,529
   FBL Financial Group, Inc. Class A........................  2,100     61,152
   Federal Agricultural Mortgage Corp. Class C..............  1,781     40,714
  #Federated Investors, Inc.................................  6,462    142,681
   Fidelity National Financial, Inc. Class A................ 22,699    437,410
   Fidelity Southern Corp...................................  1,090      9,257
   Fifth Third Bancorp...................................... 95,899  1,364,643
   Financial Institutions, Inc..............................    807     13,654
  *First Acceptance Corp....................................    181        279
   First American Financial Corp............................  9,456    158,388
  *First BanCorp............................................  2,611     11,123
   First Bancorp............................................  1,500     15,030
   First Busey Corp.........................................  7,017     32,559
  *First California Financial Group, Inc....................     10         55
  *First Cash Financial Services, Inc.......................  3,522    144,261
   First Citizens BancShares, Inc. Class A..................    100     17,330
   First Commonwealth Financial Corp........................  7,145     45,942
   First Community Bancshares, Inc..........................  1,100     14,729
   First Defiance Financial Corp............................  1,538     26,423
   First Financial Bancorp..................................  4,812     80,890
   #First Financial Bankshares, Inc.........................  3,585    121,316
   First Financial Corp.....................................  1,300     39,000
   First Financial Holdings, Inc............................  1,825     21,060
  *First Financial Northwest, Inc...........................  2,411     19,167
   First Horizon National Corp.............................. 23,830    218,759
   First Interstate BancSystem, Inc.........................    352      4,960
   First Merchants Corp.....................................  2,105     25,955
   First Midwest Bancorp, Inc...............................  6,370     67,840
   First Niagara Financial Group, Inc....................... 25,368    226,790
   First Pactrust Bancorp, Inc..............................    451      4,956
  *First Republic Bank......................................  1,889     62,394
  *First South Bancorp, Inc.................................  1,685      7,262
  #FirstMerit Corp..........................................  9,666    162,389
   Flagstone Reinsurance Holdings SA........................  3,595     26,962
   Flushing Financial Corp..................................  2,163     28,184

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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Financials -- (Continued)
   FNB Corp................................................. 10,409 $  118,142
 #*Forest City Enterprises, Inc............................. 12,154    193,856
  *Forest City Enterprises, Inc. Class B....................  3,286     52,149
  *Forestar Group, Inc......................................  2,565     39,450
   Fox Chase Bancorp, Inc...................................    900     11,448
   Franklin Resources, Inc.................................. 15,600  1,957,956
   Fulton Financial Corp.................................... 20,459    214,615
  *FXCM, Inc................................................    627      7,261
   Gallagher (Arthur J.) & Co............................... 11,925    447,903
   GAMCO Investors, Inc.....................................    632     28,478
  *Genworth Financial, Inc. Class A......................... 46,900    281,869
   German American Bancorp, Inc.............................  1,398     26,618
   GFI Group, Inc...........................................  8,500     28,050
   Glacier Bancorp, Inc.....................................  5,934     88,417
  *Gleacher & Co., Inc......................................  1,004      1,044
  *Global Indemnity P.L.C...................................  1,204     21,684
   Goldman Sachs Group, Inc. (The).......................... 48,500  5,584,775
   Great Southern Bancorp, Inc..............................  1,100     26,444
 #*Green Dot Corp. Class A..................................  2,200     58,058
  *Greene Bancshares, Inc...................................    700      1,155
  #Greenhill & Co., Inc.....................................  2,600    101,010
  *Greenlight Capital Re, Ltd. Class A......................  3,500     87,150
  *Guaranty Bancorp.........................................    207        404
  *Hallmark Financial Services, Inc.........................  2,534     19,056
   Hampden Bancorp, Inc.....................................    504      6,250
  #Hancock Holding Co.......................................  7,671    246,853
  *Hanmi Financial Corp.....................................    463      4,829
   Hanover Insurance Group, Inc. (The)......................  4,600    185,656
   Harleysville Group, Inc..................................  1,675    100,400
  *Harris & Harris Group, Inc...............................  3,600     14,508
   Hartford Financial Services Group, Inc................... 40,324    828,658
   HCC Insurance Holdings, Inc.............................. 11,125    355,555
   Heartland Financial USA, Inc.............................  1,732     32,077
  *Heritage Commerce Corp...................................  2,541     17,126
   Heritage Financial Corp..................................    905     11,856
   Heritage Financial Group, Inc............................  1,473     16,601
  *HFF, Inc.................................................  3,404     55,621
  *Hilltop Holdings, Inc....................................  7,200     57,096
  *Home Bancorp, Inc........................................    189      3,281
   Home BancShares, Inc.....................................  2,952     86,021
   Home Federal Bancorp, Inc................................  2,521     24,681
   Homeowners Choice, Inc...................................    804     11,264
   HopFed Bancorp, Inc......................................    208      1,849
   Horace Mann Educators Corp...............................  3,400     59,670
  *Howard Hughes Corp. (The)................................    300     20,133
  *Hudson City Bancorp, Inc................................. 50,766    358,408
   Hudson Valley Holding Corp...............................  1,023     18,752
   Huntington Bancshares, Inc............................... 90,200    603,438
   IBERIABANK Corp..........................................  2,325    118,738
  *ICG Group, Inc...........................................  3,900     36,972
   Independence Holding Co..................................  2,640     28,063
   Independent Bank Corp....................................  1,972     55,354
   Infinity Property & Casualty Corp........................    800     42,728
   Interactive Brokers Group, Inc. Class A..................  4,380     66,445
  *IntercontinentalExchange, Inc............................  7,461    992,611
   International Bancshares Corp............................  6,326    124,812
  *Intervest Bancshares Corp. Class A.......................    254      1,016
  *INTL. FCStone, Inc.......................................  1,415     30,422
   Invesco, Ltd............................................. 44,568  1,107,069
  *Investment Technology Group, Inc.........................  3,824     39,005
  *Investors Bancorp, Inc...................................  3,800     58,672

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
  *Janus Capital Group, Inc.................................  17,800 $   134,924
   Jefferies Group, Inc.....................................  12,073     192,323
   JMP Group, Inc...........................................   2,391      17,717
   Jones Lang LaSalle, Inc..................................   4,500     359,730
   JPMorgan Chase & Co...................................... 396,124  17,025,410
   Kaiser Federal Financial Group, Inc......................     784      10,968
   KBW, Inc.................................................   3,585      61,088
   Kearny Financial Corp....................................   2,846      27,606
   Kemper Corp..............................................   5,200     155,948
   Kennedy-Wilson Holdings, Inc.............................   1,027      14,440
   KeyCorp..................................................  99,458     799,642
  *Knight Capital Group, Inc................................   9,475     124,502
   Lakeland Bancorp, Inc....................................   2,837      25,930
   Lakeland Financial Corp..................................   1,700      44,268
   Legg Mason, Inc..........................................  13,474     351,267
   Leucadia National Corp...................................  20,060     498,692
   Life Partners Holdings, Inc..............................   1,000       2,720
   Lincoln National Corp....................................  28,868     715,060
   LNB Bancorp, Inc.........................................     634       4,184
   Loews Corp...............................................  33,655   1,384,230
  *Louisiana Bancorp, Inc...................................     200       3,240
  *LPL Investment Holdings, Inc.............................   1,404      50,390
   M&T Bank Corp............................................  11,877   1,024,629
 #*Macatawa Bank Corp.......................................     886       3,004
   Maiden Holdings, Ltd.....................................   4,691      38,935
   MainSource Financial Group, Inc..........................   1,600      18,704
  *Markel Corp..............................................     893     393,170
   MarketAxess Holdings, Inc................................   3,816     130,927
   Marlin Business Services Corp............................   1,200      17,616
   Marsh & McLennan Cos., Inc...............................  55,265   1,848,614
  #MB Financial, Inc........................................   4,600      95,082
 #*MBIA, Inc................................................  13,400     135,072
   MCG Capital Corp.........................................   6,400      26,816
   Meadowbrook Insurance Group, Inc.........................   6,115      53,995
   Medallion Financial Corp.................................   2,805      30,659
  *Mercantile Bank Corp.....................................     285       4,258
   Merchants Bancshares, Inc................................     694      18,655
   Mercury General Corp.....................................   3,136     141,716
  *Meridian Interstate Bancorp, Inc.........................   1,744      23,370
   MetLife, Inc............................................. 107,987   3,890,772
  *Metro Bancorp, Inc.......................................   1,994      23,071
  *MGIC Investment Corp.....................................  15,500      53,630
   MidSouth Bancorp, Inc....................................     900      12,690
   Montpelier Re Holdings, Ltd..............................   5,500     112,860
   Moody's Corp.............................................  20,707     847,952
   Morgan Stanley........................................... 151,065   2,610,403
 #*MSCI, Inc................................................  12,394     453,496
  *NASDAQ OMX Group, Inc. (The).............................  12,931     317,715
  *National Financial Partners Corp.........................   3,900      57,525
   National Interstate Corp.................................     888      21,312
   National Penn Bancshares, Inc............................  13,257     122,230
  *Navigators Group, Inc. (The).............................   1,805      85,738
   NBT Bancorp, Inc.........................................   3,984      81,871
   Nelnet, Inc. Class A.....................................   3,140      81,075
   New England Bancshares, Inc..............................     811       8,726
   New York Community Bancorp, Inc..........................  41,675     562,196
  *NewStar Financial, Inc...................................   3,834      45,510
   Northeast Community Bancorp, Inc.........................   1,626       9,480
  #Northern Trust Corp......................................  22,514   1,071,441
   Northfield Bancorp, Inc..................................   3,182      44,421
   Northrim Bancorp, Inc....................................     600      13,164

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   Northwest Bancshares, Inc................................  10,509 $  129,471
   NYSE Euronext............................................  23,798    612,798
   OceanFirst Financial Corp................................   1,629     23,735
  *Ocwen Financial Corp.....................................  10,187    151,888
  #Old National Bancorp.....................................   8,001    102,573
  #Old Republic International Corp..........................  24,986    248,611
  *OmniAmerican Bancorp, Inc................................     497      9,965
   OneBeacon Insurance Group, Ltd. Class A..................   3,200     45,536
   Oppenheimer Holdings, Inc. Class A.......................     765     13,051
   Oriental Financial Group, Inc............................   3,500     41,370
   Oritani Financial Corp...................................   6,231     92,343
 #*Pacific Capital Bancorp..................................     690     31,430
   Pacific Continental Corp.................................   1,300     11,557
  *Pacific Mercantile Bancorp...............................   1,425      8,507
   PacWest Bancorp..........................................   2,792     66,505
   Park National Corp.......................................   1,200     80,700
  *Park Sterling Corp.......................................      81        382
   PartnerRe, Ltd...........................................   5,942    413,682
  *Patriot National Bancorp.................................     200        352
   Peapack-Gladstone Financial Corp.........................   1,228     18,702
 #*Penson Worldwide, Inc....................................   2,800      1,364
   Peoples Bancorp, Inc.....................................   1,197     22,013
   People's United Financial, Inc...........................  33,790    416,969
  *PHH Corp.................................................   5,033     78,012
  *Phoenix Cos., Inc. (The).................................   8,368     17,573
  *PICO Holdings, Inc.......................................   1,800     43,218
  *Pinnacle Financial Partners, Inc.........................   3,495     63,958
  *Piper Jaffray Cos., Inc..................................   1,704     41,322
   Platinum Underwriters Holdings, Ltd......................   4,187    153,328
   PNC Financial Services Group, Inc........................  54,534  3,616,695
  *Popular, Inc.............................................  98,348    175,059
  *Preferred Bank...........................................     253      3,142
   Presidential Life Corp...................................   2,200     25,476
   Primerica, Inc...........................................   3,156     82,782
   Principal Financial Group, Inc...........................  29,000    802,430
   PrivateBancorp, Inc......................................   6,123     96,315
   ProAssurance Corp........................................   3,400    299,506
  #Progressive Corp.........................................  60,720  1,293,336
  #Prosperity Bancshares, Inc...............................   4,600    214,590
   Protective Life Corp.....................................   8,300    242,858
   Provident Financial Services, Inc........................   5,262     77,351
   Provident New York Bancorp...............................   3,935     33,211
   Prudential Financial, Inc................................  49,290  2,984,017
   Pulaski Financial Corp...................................     342      2,565
   Pzena Investment Management, Inc. Class A................     566      3,334
   QC Holdings, Inc.........................................   1,034      4,239
  #Radian Group, Inc........................................   9,498     29,634
   Raymond James Financial, Inc.............................  11,475    420,214
   Regions Financial Corp................................... 129,994    876,160
   Reinsurance Group of America, Inc........................   7,590    441,283
   RenaissanceRe Holdings, Ltd..............................   4,900    382,494
   #Renasant Corp...........................................   2,122     33,952
   Republic Bancorp, Inc. Class A...........................     805     18,942
  *Republic First Bancorp, Inc..............................     500      1,080
   Resource America, Inc. Class A...........................   2,228     15,574
  *Riverview Bancorp, Inc...................................   1,205      2,109
   RLI Corp.................................................   1,944    133,903
   Rockville Financial, Inc.................................   2,466     28,877
  *Rodman & Renshaw Capital Group, Inc......................     200        146
   Roma Financial Corp......................................     710      6,702
   S&T Bancorp, Inc.........................................   2,523     47,231

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #S.Y. Bancorp, Inc........................................   1,733 $   40,206
  *Safeguard Scientifics, Inc...............................   1,767     28,908
   Safety Insurance Group, Inc..............................   1,800     71,730
   Sandy Spring Bancorp, Inc................................   1,969     35,462
   SCBT Financial Corp......................................   1,022     35,147
   SeaBright Holdings, Inc..................................   2,360     21,216
  #SEI Investments Co.......................................  15,303    308,968
   Selective Insurance Group, Inc...........................   5,100     89,199
   SI Financial Group, Inc..................................   1,347     15,490
   Sierra Bancorp...........................................     240      2,198
 #*Signature Bank...........................................   4,831    317,348
   Simmons First National Corp. Class A.....................   1,469     35,755
   SLM Corp.................................................  53,247    789,653
   Somerset Hills Bancorp...................................     992      8,645
  *Southern Community Financial Corp........................     700      1,960
   Southside Bancshares, Inc................................   2,077     42,369
  *Southwest Bancorp, Inc...................................   1,600     14,544
 #*St. Joe Co. (The)........................................   7,516    134,010
   StanCorp Financial Group, Inc............................   4,400    168,872
   State Auto Financial Corp................................   1,800     25,794
   State Street Corp........................................  51,206  2,366,741
   StellarOne Corp..........................................   2,851     35,666
   Sterling Bancorp.........................................   2,599     24,716
   Stewart Information Services Corp........................     500      7,360
 #*Stifel Financial Corp....................................   5,161    187,964
  *Suffolk Bancorp..........................................     900     10,692
  *Sun Bancorp, Inc.........................................   2,137      6,176
   SunTrust Banks, Inc......................................  54,957  1,334,356
   Susquehanna Bancshares, Inc..............................  13,730    142,378
 #*SVB Financial Group......................................   4,191    268,601
   SWS Group, Inc...........................................   1,770      9,983
   Symetra Financial Corp...................................   7,540     91,686
   Synovus Financial Corp...................................  71,876    150,940
   T. Rowe Price Group, Inc.................................  26,140  1,649,826
 #*Taylor Capital Group, Inc................................     851     11,846
   TCF Financial Corp.......................................  14,786    169,595
  #TD Ameritrade Holding Corp...............................  23,898    449,043
  *Tejon Ranch Co...........................................   1,649     49,239
   Territorial Bancorp, Inc.................................     840     18,245
 #*Texas Capital Bancshares, Inc............................   3,603    135,869
  *TFS Financial Corp.......................................  11,114    109,251
   Thomas Properties Group, Inc.............................   5,157     25,166
  *TIB Financial Corp.......................................      45        626
  #Tompkins Financial Corp..................................     934     35,352
   Torchmark Corp...........................................   9,900    482,229
   Tower Group, Inc.........................................   4,921    106,195
   TowneBank................................................   2,430     31,639
   Travelers Cos., Inc. (The)...............................  41,402  2,662,977
  *Tree.com, Inc............................................     721      5,768
   TriCo Bancshares.........................................   1,628     26,764
   TrustCo Bank Corp........................................   7,300     39,931
  #Trustmark Corp...........................................   6,949    176,852
   U.S. Bancorp............................................. 193,430  6,222,643
  #UMB Financial Corp.......................................   3,100    148,955
   Umpqua Holdings Corp.....................................   9,973    132,043
   Union First Market Bankshares Corp.......................   2,179     30,419
  #United Bankshares, Inc...................................   3,563     94,170
  *United Community Banks, Inc..............................     540      5,081
  *United Community Financial Corp..........................     563        906
   United Financial Bancorp, Inc............................   1,725     27,669
   United Fire Group, Inc...................................   2,765     47,613

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Financials -- (Continued)
  *United Security Bancshares...............................   1,545 $      3,848
   Universal Insurance Holdings, Inc........................   2,136        8,843
   Univest Corp. of Pennsylvania............................   1,893       30,477
   Unum Group...............................................  31,700      752,558
   Validus Holdings, Ltd....................................   6,469      210,242
  #Valley National Bancorp..................................  18,748      236,225
   ViewPoint Financial Group, Inc...........................   2,897       46,091
  *Virginia Commerce Bancorp, Inc...........................   2,610       20,436
  *Virtus Investment Partners, Inc..........................     650       54,860
   Waddell & Reed Financial, Inc............................   8,000      255,840
   Washington Banking Co....................................   1,539       21,454
   Washington Federal, Inc..................................   9,784      171,611
   Washington Trust Bancorp, Inc............................   1,700       40,239
  *Waterstone Financial, Inc................................   1,611        5,075
   Webster Financial Corp...................................   7,208      163,838
   Wells Fargo & Co......................................... 518,637   17,338,035
   WesBanco, Inc............................................   2,465       50,483
   West Bancorporation, Inc.................................   2,033       19,517
  *West Coast Bancorp.......................................   1,740       34,000
  #Westamerica Bancorporation...............................   3,200      146,784
  *Western Alliance Bancorp.................................   5,487       48,176
   Westfield Financial, Inc.................................   4,099       30,620
   Westwood Holdings Group, Inc.............................     700       25,746
   Willis Group Holdings P.L.C..............................  17,013      620,294
  *Wilshire Bancorp, Inc....................................   2,428       13,014
  #Wintrust Financial Corp..................................   3,150      113,810
 #*World Acceptance Corp....................................   1,500       99,765
   WR Berkley Corp..........................................  12,332      464,423
   XL Group P.L.C...........................................  31,138      669,778
  *Yadkin Valley Financial Corp.............................     471        1,535
   Zions Bancorporation.....................................  17,764      362,208
  *ZipRealty, Inc...........................................   2,357        3,206
                                                                     ------------
Total Financials............................................          195,227,874
                                                                     ------------
Health Care -- (10.6%)
  *Abaxis, Inc..............................................   1,236       44,026
   Abbott Laboratories...................................... 161,100    9,997,866
 #*ABIOMED, Inc.............................................   4,166      101,359
  *Accuray, Inc.............................................   6,563       50,535
  *Acorda Therapeutics, Inc.................................   3,800       95,912
   Aetna, Inc...............................................  36,510    1,607,900
  *Affymax, Inc.............................................   2,611       34,230
  *Affymetrix, Inc..........................................   6,729       29,742
   Agilent Technologies, Inc................................  35,600    1,501,608
  *Air Methods Corp.........................................   1,457      122,548
  *Albany Molecular Research, Inc...........................   3,400       10,846
  *Alere, Inc...............................................   8,565      204,618
  *Alexion Pharmaceuticals, Inc.............................  19,000    1,716,080
 #*Align Technology, Inc....................................   6,410      203,261
  *Alkermes P.L.C...........................................  11,555      199,901
   Allergan, Inc............................................  31,246    2,999,616
  *Alliance HealthCare Services, Inc........................   5,000        6,850
  *Allscripts Healthcare Solutions, Inc.....................  19,460      215,617
  *Almost Family, Inc.......................................     812       19,797
  *Alnylam Pharmaceuticals, Inc.............................   3,400       38,726
  *Alphatec Holdings, Inc...................................   7,600       16,568
  *AMAG Pharmaceuticals, Inc................................   2,000       31,320
  *Amedisys, Inc............................................   3,037       44,735
 #*AMERIGROUP Corp..........................................   5,000      308,800
   AmerisourceBergen Corp...................................  26,780      996,484
   Amgen, Inc...............................................  82,071    5,836,069


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  *AMN Healthcare Services, Inc.............................   6,328 $   42,461
  *Amsurg Corp..............................................   3,550    102,098
 #*Amylin Pharmaceuticals, Inc..............................  13,303    344,681
   Analogic Corp............................................   1,300     88,673
  *AngioDynamics, Inc.......................................   3,150     38,997
  *Anika Therapeutics, Inc..................................   1,888     32,209
 #*Ariad Pharmaceuticals, Inc...............................  15,400    251,020
  *ArthroCare Corp..........................................   2,548     63,598
   Assisted Living Concepts, Inc............................   1,830     32,775
  *Astex Pharmaceuticals, Inc...............................   5,837     10,273
 #*athenahealth, Inc........................................   3,398    246,185
  *AtriCure, Inc............................................     900      7,380
  *AVEO Pharmaceuticals, Inc................................   2,456     28,244
   Bard (C.R.), Inc.........................................   8,600    851,056
   Baxter International, Inc................................  57,265  3,173,054
   Becton Dickinson & Co....................................  19,817  1,554,644
  *BioClinica, Inc..........................................   2,062     11,980
  *Biogen Idec, Inc.........................................  23,000  3,082,230
 #*BioMarin Pharmaceutical, Inc.............................  11,820    410,154
  *BioMimetic Therapeutics, Inc.............................     495      1,322
  *Bio-Rad Laboratories, Inc. Class A.......................   1,513    163,389
 #*Bio-Reference Labs, Inc..................................   2,473     52,724
  *BioScrip, Inc............................................   2,900     21,489
  *Boston Scientific Corp................................... 159,048    995,640
   Bristol-Myers Squibb Co.................................. 171,355  5,718,116
 #*Brookdale Senior Living, Inc.............................  10,600    201,506
  *Bruker Corp..............................................   7,500    112,725
  *Cambrex Corp.............................................   3,827     24,799
   Cantel Medical Corp......................................   2,166     50,858
  *Capital Senior Living Corp...............................   3,849     37,297
   Cardinal Health, Inc.....................................  34,893  1,474,927
  *CareFusion Corp..........................................  23,317    604,143
  *CAS Medical Systems, Inc.................................     417        976
  *Catalyst Health Solutions, Inc...........................   4,480    386,938
  *Celgene Corp.............................................  44,031  3,210,741
  *Celldex Therapeutics, Inc................................   2,986     13,616
  *Centene Corp.............................................   4,800    190,032
 #*Cepheid, Inc.............................................   6,596    253,352
 #*Cerner Corp..............................................  14,400  1,167,696
  *Charles River Laboratories International, Inc............   4,800    170,544
  #Chemed Corp..............................................   2,300    138,782
   Cigna Corp...............................................  29,000  1,340,670
  *Codexis, Inc.............................................   1,220      4,416
  *Community Health Systems, Inc............................   8,800    214,192
   Computer Programs & Systems, Inc.........................   1,336     79,612
  *Conceptus, Inc...........................................   3,600     67,572
   CONMED Corp..............................................   2,735     78,194
   Cooper Cos., Inc. (The)..................................   4,865    428,947
  *Corvel Corp..............................................     900     39,141
 #*Covance, Inc.............................................   5,500    257,180
   Coventry Health Care, Inc................................  15,100    452,849
   Covidien P.L.C...........................................  49,400  2,728,362
  *Cross Country Healthcare, Inc............................   1,700      7,837
  *CryoLife, Inc............................................   3,061     16,193
 #*Cubist Pharmaceuticals, Inc..............................   7,273    307,502
 #*Cumberland Pharmaceuticals, Inc..........................   2,792     20,437
  *Cutera, Inc..............................................   1,850     16,280
  *Cyberonics, Inc..........................................   2,600     99,580
  *Cynosure, Inc. Class A...................................   1,600     33,072
  *DaVita, Inc..............................................   9,370    829,995
  #DENTSPLY International, Inc..............................  14,700    603,582


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (Continued)
  *Depomed, Inc.............................................   5,000 $    30,450
  *DUSA Pharmaceuticals, Inc................................   2,380      13,947
  *Dynacq Healthcare, Inc...................................     300         264
  *DynaVox, Inc. Class A....................................   1,593       3,919
 #*Edwards Lifesciences Corp................................  11,706     971,247
   Eli Lilly & Co........................................... 106,775   4,419,417
  *Emergent Biosolutions, Inc...............................   2,866      40,296
  *Emeritus Corp............................................   2,705      46,526
 #*Endo Pharmaceuticals Holdings, Inc.......................  12,031     422,769
  *Endologix, Inc...........................................      99       1,483
   Ensign Group, Inc. (The).................................   1,431      38,222
  *Enzo Biochem, Inc........................................   3,818      10,461
 #*Enzon Pharmaceuticals, Inc...............................   4,617      28,764
  *eResearch Technology, Inc................................   5,286      41,759
  *Exactech, Inc............................................   1,400      21,700
  *Express Scripts Holding Co...............................  72,932   4,068,876
  *Five Star Quality Care, Inc..............................   2,100       7,203
 #*Forest Laboratories, Inc.................................  26,607     926,722
  *Furiex Pharmaceuticals, Inc..............................     833      11,970
  *Genomic Health, Inc......................................   1,850      53,021
  *Gen-Probe, Inc...........................................   4,794     390,951
  *Gentiva Health Services, Inc.............................   3,177      26,306
  *Gilead Sciences, Inc.....................................  76,922   4,000,713
  *Greatbatch, Inc..........................................   1,950      45,416
  *Haemonetics Corp.........................................   2,600     186,082
  *Hanger Orthopedic Group, Inc.............................   3,139      73,923
  *Harvard Bioscience, Inc..................................   4,139      16,515
  *Health Management Associates, Inc........................  23,724     170,813
  *Health Net, Inc..........................................   8,898     316,858
  *HealthSouth Corp.........................................   9,122     204,242
  *HealthStream, Inc........................................   2,809      64,382
  *Healthways, Inc..........................................   3,100      20,677
  *Henry Schein, Inc........................................   9,246     709,538
   Hill-Rom Holdings, Inc...................................   6,300     204,435
  *Hi-Tech Pharmacal Co., Inc...............................   1,129      36,794
  *HMS Holdings Corp........................................   8,597     206,844
  *Hologic, Inc.............................................  25,846     494,176
 #*Hospira, Inc.............................................  17,344     609,121
   Humana, Inc..............................................  17,105   1,380,031
  *ICU Medical, Inc.........................................   1,350      70,862
  *Idera Pharmaceuticals, Inc...............................   3,093       4,206
 #*IDEXX Laboratories, Inc..................................   5,800     509,994
 #*Illumina, Inc............................................  10,045     447,304
  *Impax Laboratories, Inc..................................   5,540     136,450
 #*Incyte Corp..............................................  11,886     269,574
  *Infinity Pharmaceuticals, Inc............................   2,446      33,021
  *Integra LifeSciences Holdings Corp.......................   2,600      96,798
  *IntegraMed America, Inc..................................   1,294      16,033
  *Intuitive Surgical, Inc..................................   4,238   2,450,412
   Invacare Corp............................................   3,000      47,550
  *IPC The Hospitalist Co...................................   1,600      61,456
  *IRIS International, Inc..................................   2,045      26,749
  *Jazz Pharmaceuticals P.L.C...............................   2,400     122,472
   Johnson & Johnson........................................ 281,854  18,345,877
   Kensey Nash Corp.........................................     800      22,744
  *Kindred Healthcare, Inc..................................   5,377      51,834
  *Laboratory Corp. of America Holdings.....................  10,100     887,689
   Landauer, Inc............................................   1,100      57,992
  *Lannet Co., Inc..........................................   1,787       7,041
  *LCA-Vision, Inc..........................................   2,557      18,922
   LeMaitre Vascular, Inc...................................   2,283      12,328


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Health Care -- (Continued)
  *LHC Group, Inc...........................................   1,463 $    25,910
  *Life Technologies Corp...................................  18,673     865,680
  *LifePoint Hospitals, Inc.................................   4,944     192,915
   Lincare Holdings, Inc....................................   9,708     236,875
  *Luminex Corp.............................................   3,762      94,200
  *Magellan Health Services, Inc............................   2,900     128,412
 #*Masimo Corp..............................................   4,268      94,451
  *Maxygen, Inc.............................................   3,953      22,334
  #McKesson Corp............................................  25,200   2,303,532
  *MedAssets, Inc...........................................   3,200      40,352
  *MedCath Corp.............................................   1,565      12,348
  *Medical Action Industries, Inc...........................   1,834      10,124
  *Medicines Co. (The)......................................   8,490     187,544
 #*MediciNova, Inc..........................................     740       2,220
   Medicis Pharmaceutical Corp. Class A.....................   6,717     258,403
  *Medidata Solutions, Inc..................................   2,074      53,737
 #*Medivation, Inc..........................................   3,528     285,345
  *Mednax, Inc..............................................   5,064     355,695
  *Medtox Scientific, Inc...................................     977      21,592
   Medtronic, Inc........................................... 107,812   4,118,418
   Merck & Co., Inc......................................... 313,485  12,301,151
 #*Merge Healthcare, Inc....................................   5,633      24,222
   Meridian Bioscience, Inc.................................   2,178      44,758
  *Merit Medical Systems, Inc...............................   4,472      59,120
  *Metropolitan Health Networks, Inc........................   3,473      25,978
 #*Mettler Toledo International, Inc........................   3,200     573,824
  *MModal, Inc..............................................   1,800      22,968
  *Molina Healthcare, Inc...................................   3,211      82,362
 #*Momenta Pharmaceuticals, Inc.............................   4,800      76,224
  *MWI Veterinary Supply, Inc...............................   1,239     116,962
  *Mylan, Inc...............................................  43,550     945,470
  *Myrexis, Inc.............................................   3,247       9,806
  *Myriad Genetics, Inc.....................................   8,600     223,686
  *Nabi Biopharmaceuticals..................................   3,233       5,399
   National Healthcare Corp.................................   1,100      50,160
   National Research Corp...................................     200       9,668
  *Natus Medical, Inc.......................................   2,515      30,784
  *Neogen Corp..............................................   2,025      78,955
  *Neurocrine Biosciences, Inc..............................   4,921      36,563
  *NuVasive, Inc............................................   3,900      64,623
  *Obagi Medical Products, Inc..............................   1,800      23,616
   Omnicare, Inc............................................  12,061     420,205
  *Omnicell, Inc............................................   3,300      47,091
 #*Onyx Pharmaceuticals, Inc................................   6,300     286,713
  *OraSure Technologies, Inc................................   6,438      73,844
  *Orthofix International N.V...............................   1,096      45,177
  #Owens & Minor, Inc.......................................   6,600     192,984
  *Pacific Biosciences of California, Inc...................   2,957       7,984
  *Palomar Medical Technologies, Inc........................   1,396      12,145
 #*Par Pharmaceutical Cos., Inc.............................   4,382     185,534
 #*PAREXEL International Corp...............................   5,925     159,620
   Patterson Cos., Inc......................................   9,800     334,082
  *PDI, Inc.................................................   1,874      15,198
   PDL BioPharma, Inc.......................................  14,616      91,935
   PerkinElmer, Inc.........................................  12,400     342,240
   Perrigo Co...............................................   8,600     902,140
   Pfizer, Inc.............................................. 778,484  17,850,638
  *PharMerica Corp..........................................   2,600      30,862
 #*Pozen, Inc...............................................   2,556      17,023
  *Progenics Pharmaceuticals, Inc...........................   2,600      28,574
  *ProPhase Labs, Inc.......................................     350         354


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
  *Providence Service Corp. (The)...........................   1,602 $   22,524
  *pSivida Corp.............................................   1,029      2,367
 #*PSS World Medical, Inc...................................   5,600    134,008
  #Quality Systems, Inc.....................................   4,000    149,600
   Quest Diagnostics, Inc...................................  15,910    917,848
 #*Questcor Pharmaceuticals, Inc............................   6,310    283,319
 #*Quidel Corp..............................................   2,861     47,264
  *RadNet, Inc..............................................     392      1,211
  *Regeneron Pharmaceuticals, Inc...........................   7,200    973,872
  *Repligen Corp............................................   3,600     15,876
 #*ResMed, Inc..............................................  13,926    473,623
  *Rigel Pharmaceuticals, Inc...............................   7,398     57,187
  *Rochester Medical Corp...................................   1,592     16,016
  *Rockwell Medical Technologies, Inc.......................     493      4,560
  *RTI Biologics, Inc.......................................   5,843     20,450
 #*Salix Pharmaceuticals, Ltd...............................   6,000    296,400
 #*Sangamo Biosciences, Inc.................................     170        790
  *SciClone Pharmaceuticals, Inc............................   7,110     42,589
 #*Seattle Genetics, Inc....................................  10,155    200,764
 #*Select Medical Holdings Corp.............................   6,247     53,537
  *Sirona Dental Systems, Inc...............................   5,975    301,797
  *Skilled Healthcare Group, Inc. Class A...................   2,400     18,408
  *Solta Medical, Inc.......................................   1,565      5,086
  *Spectranetics Corp.......................................   4,200     44,058
 #*Spectrum Pharmaceuticals, Inc............................   5,360     56,977
   St. Jude Medical, Inc....................................  30,655  1,186,962
   STERIS Corp..............................................   6,322    198,574
  *Strategic Diagnostics, Inc...............................   2,577      4,587
  #Stryker Corp.............................................  29,250  1,596,172
  *Sucampo Pharmaceuticals, Inc. Class A....................     600      4,992
  *Sun Healthcare Group, Inc................................   1,366      9,876
 #*Sunrise Senior Living, Inc...............................   5,200     32,656
  *SurModics, Inc...........................................   1,100     16,269
  *Symmetry Medical, Inc....................................   3,300     23,463
  *Targacept, Inc...........................................     682      3,240
  *Team Health Holdings, Inc................................   6,265    134,948
  #Techne Corp..............................................   3,633    243,193
   Teleflex, Inc............................................   4,020    251,933
  *Tenet Healthcare Corp....................................  45,500    236,145
 #*Theravance, Inc..........................................   1,202     26,011
   Thermo Fisher Scientific, Inc............................  39,396  2,192,387
  *Thoratec Corp............................................   6,048    210,531
  *TranS1, Inc..............................................   2,100      7,455
 #*Transcept Pharmaceuticals, Inc...........................     228      2,050
  *Triple-S Management Corp. Class B........................   2,513     52,924
   U.S. Physical Therapy, Inc...............................     902     21,991
 #*United Therapeutics Corp.................................   5,000    218,750
   UnitedHealth Group, Inc.................................. 108,255  6,078,518
  *Universal American Corp..................................   8,200     75,276
  *Universal Health Services, Inc...........................   9,000    384,390
   Utah Medical Products, Inc...............................     276      8,741
 #*Varian Medical Systems, Inc..............................  11,157    707,577
  *Vascular Solutions, Inc..................................   1,700     19,295
  *VCA Antech, Inc..........................................   8,100    191,646
  *Vertex Pharmaceuticals, Inc..............................  20,443    786,647
  *ViroPharma, Inc..........................................   7,500    163,125
 #*Vivus, Inc...............................................   9,600    232,512
  *Warner Chilcott P.L.C....................................  14,100    306,675
  *Waters Corp..............................................   9,300    782,223
  *Watson Pharmaceuticals, Inc..............................  13,876  1,045,695
  *WellCare Health Plans, Inc...............................   4,400    269,192


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------ ------------
Health Care -- (Continued)
   WellPoint, Inc........................................... 34,544 $  2,342,774
   West Pharmaceutical Services, Inc........................  3,695      165,906
 #*Wright Medical Group, Inc................................  3,195       59,523
 #*XenoPort, Inc............................................  2,757       12,599
   Young Innovations, Inc...................................    900       30,600
  *Zalicus, Inc.............................................    987        1,036
   Zimmer Holdings, Inc..................................... 18,480    1,162,946
                                                                    ------------
Total Health Care...........................................         174,240,957
                                                                    ------------
Industrials -- (10.5%)
   3M Co.................................................... 67,128    5,998,558
   A.O. Smith Corp..........................................  3,950      188,020
  *A.T. Cross Co. Class A...................................    845        9,701
 #*A123 Systems, Inc........................................  3,740        3,815
  #AAON, Inc................................................  3,075       62,730
   AAR Corp.................................................  4,400       67,980
   ABM Industries, Inc......................................  4,678      108,904
  *Acacia Research Corp.....................................  4,310      176,710
  *ACCO Brands Corp.........................................  5,418       56,889
  *Accuride Corp............................................    271        1,965
   Aceto Corp...............................................  1,500       13,500
   Acorn Energy, Inc........................................  1,316       16,437
   Actuant Corp. Class A....................................  6,500      177,255
  #Acuity Brands, Inc.......................................  4,282      237,951
  *Adept Technology, Inc....................................  1,502        8,742
 #*Advisory Board Co. (The).................................  1,800      164,088
 #*AECOM Technology Corp.................................... 10,785      238,025
  *Aegion Corp..............................................  4,000       73,000
  *Aerovironment, Inc.......................................  2,000       48,640
  *AGCO Corp................................................  9,724      452,944
  *Air Transport Services Group, Inc........................  3,656       19,377
   Aircastle, Ltd...........................................  5,800       70,470
   Alamo Group, Inc.........................................    789       26,574
  *Alaska Air Group, Inc....................................  7,432      251,202
   Albany International Corp. Class A.......................  2,000       48,160
   Alexander & Baldwin, Inc.................................  4,230      216,407
 #*Allegiant Travel Co......................................  1,447       85,026
  #Alliant Techsystems, Inc.................................  3,650      194,545
  *Altra Holdings, Inc......................................  2,389       43,671
   Amerco, Inc..............................................    854       85,776
  *Ameresco, Inc............................................  1,700       20,723
  *American Railcar Industries, Inc.........................  1,606       43,330
  *American Reprographics Co................................  3,000       16,380
   American Science & Engineering, Inc......................  1,100       71,841
   American Woodmark Corp...................................  1,214       21,791
  #AMETEK, Inc.............................................. 16,400      825,412
   Ampco-Pittsburgh Corp....................................    700       13,006
   Apogee Enterprises, Inc..................................  3,000       46,080
   Applied Industrial Technologies, Inc.....................  3,563      139,990
   Argan, Inc...............................................  1,600       23,328
   Arkansas Best Corp.......................................  3,000       46,020
   Armstrong World Industries, Inc..........................  2,200       96,888
 #*Asset Acceptance Capital Corp............................  2,117       11,262
   Asta Funding, Inc........................................    400        3,392
  *Astec Industries, Inc....................................  2,360       73,844
  *Astronics Corp...........................................  1,007       31,972
  *Astronics Corp. Class B..................................     70        2,192
  *Atlas Air Worldwide Holdings, Inc........................  1,209       55,674
   Avery Dennison Corp...................................... 10,101      323,030
 #*Avis Budget Group, Inc...................................  8,800      115,808
   AZZ, Inc.................................................  1,400       72,394


                                      968

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  *Babcock & Wilcox Co. (The)...............................  10,910 $  268,386
   Barnes Group, Inc........................................   5,300    139,920
   Barrett Business Services, Inc...........................   1,157     22,909
  *BE Aerospace, Inc........................................  10,100    475,003
  *Beacon Roofing Supply, Inc...............................   4,390    117,169
   Belden, Inc..............................................   4,700    163,466
  *Blount International, Inc................................   4,550     73,573
  *BlueLinx Holdings, Inc...................................     643      1,768
   Boeing Co. (The).........................................  72,509  5,568,691
   Brady Corp. Class A......................................   4,590    142,428
   Briggs & Stratton Corp...................................   4,900     88,690
   Brink's Co. (The)........................................   4,700    119,380
  *Builders FirstSource, Inc................................   3,029     12,631
   C.H. Robinson Worldwide, Inc.............................  16,600    991,684
  *CAI International, Inc...................................   1,400     28,924
  #Carlisle Cos., Inc.......................................   6,198    341,262
   Cascade Corp.............................................   1,095     51,542
  *Casella Waste Systems, Inc. Class A......................   3,338     20,128
   Caterpillar, Inc.........................................  66,309  6,814,576
 #*CBIZ, Inc................................................   5,600     33,992
   CDI Corp.................................................   1,100     19,514
   CECO Environmental Corp..................................     670      5,494
   Celadon Group, Inc.......................................   1,700     26,571
   Ceradyne, Inc............................................   2,710     68,617
 #*Chart Industries, Inc....................................   3,900    298,077
  #Cintas Corp..............................................  12,095    473,761
   CIRCOR International, Inc................................   1,580     49,170
   CLAROC, Inc..............................................   5,000    240,100
 #*Clean Harbors, Inc.......................................   5,000    341,200
 #*CNH Global N.V...........................................   3,381    154,748
  *Coleman Cable, Inc.......................................   1,100      9,350
 #*Colfax Corp..............................................   5,000    169,450
  *Columbus McKinnon Corp...................................   2,000     29,660
   Comfort Systems USA, Inc.................................   4,929     52,149
  *Command Security Corp....................................   1,531      1,898
  *Commercial Vehicle Group, Inc............................   2,700     28,728
  *Consolidated Graphics, Inc...............................     900     35,991
   Con-way, Inc.............................................   4,923    159,998
   Cooper Industries P.L.C..................................  16,239  1,016,074
 #*Copart, Inc..............................................  11,758    310,529
   Corporate Executive Board Co.............................   3,488    144,299
  *Corrections Corp. of America.............................   9,700    280,233
  *CoStar Group, Inc........................................   2,437    177,633
   Courier Corp.............................................   1,460     14,994
   Covanta Holding Corp.....................................  12,535    201,187
  *Covenant Transportation Group, Inc. Class A..............     100        331
  *CPI Aerostructures, Inc..................................     541      8,759
  *CRA International, Inc...................................   1,100     22,495
   Crane Co.................................................   4,600    202,998
   CSX Corp................................................. 106,700  2,380,477
   Cubic Corp...............................................   1,335     61,717
   Cummins, Inc.............................................  18,900  2,189,187
   Curtiss-Wright Corp......................................   4,800    169,392
   Danaher Corp.............................................  60,195  3,263,773
   Deere & Co...............................................  41,600  3,426,176
  *Delta Air Lines, Inc.....................................  86,362    946,528
   Deluxe Corp..............................................   5,100    121,431
  *DigitalGlobe, Inc........................................   2,600     31,902
  *Dolan Co. (The)..........................................   2,800     22,428
 #*Dollar Thrifty Automotive Group, Inc.....................   2,884    233,200
  #Donaldson Co., Inc.......................................  14,200    492,172


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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
   Douglas Dynamics, Inc....................................       992 $    14,017
   Dover Corp...............................................    19,380   1,214,351
  *Ducommun, Inc............................................     1,100      12,980
   Dun & Bradstreet Corp. (The).............................     4,811     374,200
  *DXP Enterprises, Inc.....................................     1,100      47,707
  *Dycom Industries, Inc....................................     3,734      87,338
   Dynamic Materials Corp...................................     1,062      19,413
  *Eagle Bulk Shipping, Inc.................................     4,700       7,708
   Eastern Co. (The)........................................       600      14,550
   Eaton Corp...............................................    32,740   1,577,413
   EMCOR Group, Inc.........................................     6,800     199,376
   Emerson Electric Co......................................    75,677   3,976,070
  *Encore Capital Group, Inc................................     2,009      47,613
   Encore Wire Corp.........................................     2,300      58,627
 #*Energy Recovery, Inc.....................................     2,000       4,200
  *EnergySolutions, Inc.....................................    10,900      45,889
 #*EnerNOC, Inc.............................................     1,180       7,092
  *EnerSys..................................................     5,000     174,750
   Ennis, Inc...............................................     3,000      47,280
  *EnPro Industries, Inc....................................     1,900      78,679
   Equifax, Inc.............................................    12,779     585,534
   ESCO Technologies, Inc...................................     2,486      85,518
  *Esterline Technologies Corp..............................     3,100     212,319
 #*Excel Maritime Carriers, Ltd.............................     4,897       9,157
  *Exelis, Inc..............................................    16,100     185,633
  #Expeditors International of Washington, Inc..............    21,536     861,440
  *Exponent, Inc............................................     1,400      66,920
   Fastenal Co..............................................    29,865   1,398,279
  *Federal Signal Corp......................................     5,347      27,591
   FedEx Corp...............................................    31,029   2,737,999
  *Flow International Corp..................................     3,739      15,367
   Flowserve Corp...........................................     5,500     632,115
   Fluor Corp...............................................    17,230     995,032
  *Fortune Brands Home & Security, Inc......................    13,180     299,713
   Forward Air Corp.........................................     3,046     102,894
  *Franklin Covey Co........................................     1,500      13,935
   Franklin Electric Co., Inc...............................     2,700     135,405
   FreightCar America, Inc..................................     1,200      25,920
  *FTI Consulting, Inc......................................     4,826     175,377
  *Fuel Tech, Inc...........................................     1,700       7,871
  *Furmanite Corp...........................................     4,000      25,040
   G & K Services, Inc. Class A.............................     1,900      62,434
  #Gardner Denver Machinery, Inc............................     5,200     338,728
   GATX Corp................................................     4,100     175,767
  *Genco Shipping & Trading, Ltd............................     2,800      14,980
  *Gencor Industries, Inc...................................       400       2,820
  *GenCorp, Inc.............................................     2,169      14,901
 #*Generac Holdings, Inc....................................     3,866      93,093
  *General Cable Corp.......................................     5,129     150,998
   General Dynamics Corp....................................    31,156   2,103,030
   General Electric Co...................................... 1,094,565  21,431,583
  *Genesee & Wyoming, Inc...................................     4,120     222,109
  *Geo Group, Inc. (The)....................................     7,410     153,461
  *GeoEye, Inc..............................................     1,926      44,144
  *Gibraltar Industries, Inc................................     3,140      42,453
  *Global Power Equipment Group, Inc........................     1,290      32,263
   Goodrich Corp............................................    13,000   1,630,980
   Gorman-Rupp Co. (The)....................................     1,953      56,246
  *GP Strategies Corp.......................................     1,842      30,909
   Graco, Inc...............................................     5,925     315,862
 #*Graftech International, Ltd..............................    10,200     119,748


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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Industrials -- (Continued)
   Graham Corp..............................................  1,800 $   39,744
   Granite Construction, Inc................................  3,300     91,872
   Great Lakes Dredge & Dock Corp...........................  6,976     51,692
  *Greenbrier Cos., Inc.....................................  2,000     34,500
   Griffon Corp.............................................  5,806     57,537
  *H&E Equipment Services, Inc..............................  3,900     75,270
   Hardinge, Inc............................................    700      7,896
  *Harsco Corp..............................................  7,588    169,212
  *Hawaiian Holdings, Inc...................................  2,300     13,018
   Healthcare Services Group, Inc...........................  6,756    143,362
   Heartland Express, Inc...................................  5,426     75,042
   HEICO Corp...............................................  1,366     55,087
   HEICO Corp. Class A......................................  3,095     99,752
   Heidrick & Struggles International, Inc..................  1,861     36,290
   Herman Miller, Inc.......................................  5,553    108,450
  *Hertz Global Holdings, Inc............................... 28,400    437,644
 #*Hexcel Corp.............................................. 10,370    283,931
  *Hill International, Inc..................................  4,200     14,952
  #HNI Corp.................................................  4,273    103,065
 #*Hoku Corp................................................    182         71
   Honeywell International, Inc............................. 75,929  4,605,853
   Houston Wire & Cable Co..................................  2,370     29,127
  *Hub Group, Inc. Class A..................................  3,214    112,490
   Hubbell, Inc. Class B....................................  5,450    437,308
  *Hudson Highland Group, Inc...............................  3,600     19,584
 #*Huntington Ingalls Industries, Inc.......................  4,771    188,216
  *Hurco Cos., Inc..........................................    883     23,249
  *Huron Consulting Group, Inc..............................  2,184     76,964
  *ICF International, Inc...................................  1,750     43,645
   IDEX Corp................................................  8,625    373,549
 #*IHS, Inc.................................................  4,354    440,059
  *II-VI, Inc...............................................  5,096    104,009
   Illinois Tool Works, Inc................................. 44,758  2,568,214
   Ingersoll-Rand P.L.C..................................... 30,500  1,296,860
 #*InnerWorkings, Inc.......................................  5,800     66,758
  *Innovative Solutions & Support, Inc......................  1,906      7,776
   Insperity, Inc...........................................  2,300     62,721
   Insteel Industries, Inc..................................  2,000     22,740
  *Integrated Electrical Services, Inc......................    707      3,125
   Interface, Inc. Class A..................................  2,400     33,984
  *Interline Brands, Inc....................................  3,492     73,472
   International Shipholding Corp...........................    637     13,479
   Intersections, Inc.......................................    155      1,865
  #Iron Mountain, Inc....................................... 12,267    372,549
  #ITT Corp.................................................  8,994    202,005
   J.B. Hunt Transport Services, Inc........................  9,457    523,256
 #*Jacobs Engineering Group, Inc............................ 13,228    579,783
 #*JetBlue Airways Corp..................................... 26,500    125,875
   John Bean Technologies Corp..............................  2,998     47,938
   Joy Global, Inc.......................................... 10,725    759,008
  *Kadant, Inc..............................................    900     23,283
   Kaman Corp...............................................  2,316     79,624
  *Kansas City Southern..................................... 11,400    878,028
  *KAR Auction Services, Inc................................  4,112     75,661
   Kaydon Corp..............................................  3,390     83,157
   KBR, Inc................................................. 12,790    433,069
   Kelly Services, Inc. Class A.............................  2,711     37,927
   Kennametal, Inc..........................................  8,000    337,840
  *Key Technology, Inc......................................    744      9,724
  *Kforce, Inc..............................................  3,187     46,116
   Kimball International, Inc. Class B......................  2,500     17,075


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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Industrials -- (Continued)
 #*Kirby Corp...............................................  5,300 $  351,761
  #Knight Transportation, Inc...............................  6,406    105,187
   Knoll, Inc...............................................  4,500     66,555
  *Korn/Ferry International.................................  5,476     88,437
 #*Kratos Defense & Security Solutions, Inc.................  3,728     20,690
   L.B. Foster Co. Class A..................................    546     14,638
   L-3 Communications Holdings, Inc......................... 11,000    808,940
   Landstar System, Inc.....................................  4,810    257,672
   Lawson Products, Inc.....................................    649      9,449
  *Layne Christensen Co.....................................  1,700     34,935
   Lennox International, Inc................................  4,200    182,280
   Lincoln Electric Holdings, Inc...........................  7,600    372,476
   Lindsay Corp.............................................  1,149     76,742
  *LMI Aerospace, Inc.......................................    698     12,766
   Lockheed Martin Corp..................................... 28,338  2,565,723
   LSI Industries, Inc......................................  2,400     16,440
  *Lydall, Inc..............................................    600      6,330
   Manitowoc Co., Inc. (The)................................ 12,300    170,355
   Manpower, Inc............................................  7,391    314,857
   Marten Transport, Ltd....................................  2,239     47,176
   Masco Corp............................................... 35,926    473,505
  *MasTec, Inc..............................................  6,300    109,557
   McGrath RentCorp.........................................  2,686     79,022
  *Meritor, Inc.............................................  7,697     50,107
  *Metalico, Inc............................................  5,606     18,163
   Met-Pro Corp.............................................  1,935     19,273
  *MFRI, Inc................................................  1,091      7,637
  *Michael Baker Corp.......................................    800     18,024
  *Middleby Corp............................................  1,800    182,646
   Miller Industries, Inc...................................  1,376     22,566
   Mine Safety Appliances Co................................  3,695    156,890
  *Mistras Group, Inc.......................................  1,903     44,663
  *Mobile Mini, Inc.........................................  4,138     78,043
 #*Moog, Inc. Class A.......................................  3,953    167,093
   MSC Industrial Direct Co., Inc. Class A..................  4,783    352,555
   Mueller Industries, Inc..................................  4,400    201,124
   Mueller Water Products, Inc. Class A..................... 15,235     54,694
   Multi-Color Corp.........................................  1,486     31,682
  *MYR Group, Inc...........................................  3,209     53,654
   NACCO Industries, Inc. Class A...........................    533     60,480
  #National Presto Industries, Inc..........................    737     54,332
  *National Technical Systems, Inc..........................  1,200      6,600
  *Navigant Consulting, Inc.................................  4,323     60,176
 #*Navistar International Corp..............................  6,660    226,107
  *NCI Building Systems, Inc................................    200      2,398
   NL Industries, Inc.......................................  5,704     80,255
  *NN, Inc..................................................  1,100      8,701
   Nordson Corp.............................................  5,570    300,223
   Norfolk Southern Corp.................................... 34,085  2,485,819
   Northrop Grumman Corp.................................... 25,219  1,595,858
  *Northwest Pipe Co........................................  1,100     22,891
  *Ocean Power Technologies, Inc............................    300        819
  *Old Dominion Freight Line, Inc...........................  4,375    194,556
  *Omega Flex, Inc..........................................    302      4,062
  *On Assignment, Inc.......................................  4,296     80,378
  *Orbital Sciences Corp....................................  5,700     71,592
  *Orion Energy Systems, Inc................................    258        542
  *Orion Marine Group, Inc..................................  2,500     17,300
  *Oshkosh Corp.............................................  9,200    210,036
 #*Owens Corning, Inc....................................... 11,559    397,052
   P.A.M. Transportation Services, Inc......................    492      5,250


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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Industrials -- (Continued)
   PACCAR, Inc.............................................. 33,633 $1,444,874
  *Pacer International, Inc.................................  2,277     13,685
  #Pall Corp................................................ 11,800    703,398
   Parker Hannifin Corp..................................... 15,490  1,358,318
  *Park-Ohio Holdings Corp..................................  1,300     28,067
  *Pendrell Corp............................................ 12,628     17,048
   Pentair, Inc............................................. 10,100    437,734
  *PGT, Inc.................................................  1,429      2,915
  *Pike Electric Corp.......................................  2,597     21,347
   Pitney Bowes, Inc........................................ 20,713    354,814
  *PMFG, Inc................................................    400      5,404
 #*Polypore International, Inc..............................  3,500    130,725
 #*Portfolio Recovery Associates, Inc.......................  1,900    130,758
  *Powell Industries, Inc...................................    700     22,827
  *PowerSecure International, Inc...........................  2,600     13,494
   Precision Castparts Corp................................. 14,985  2,642,904
   Primoris Services Corp...................................  3,333     48,062
  #Quad/Graphics, Inc.......................................    493      6,626
  *Quality Distribution, Inc................................  2,800     31,276
   Quanex Building Products Corp............................  1,631     30,059
  *Quanta Services, Inc..................................... 20,829    460,737
  *RailAmerica, Inc.........................................  3,144     72,878
   Raven Industries, Inc....................................  1,804    108,619
   Raytheon Co.............................................. 35,758  1,935,938
  *RBC Bearings, Inc........................................  2,040     95,635
  *RCM Technologies, Inc....................................    395      2,145
   Regal-Beloit Corp........................................  4,064    274,889
 #*Republic Airways Holdings, Inc...........................  3,058     15,565
   Republic Services, Inc................................... 27,713    758,505
   Resources Connection, Inc................................  4,266     55,373
  *Roadrunner Transportation Systems, Inc...................    500      8,675
   Robbins & Myers, Inc.....................................  4,225    205,800
  #Robert Half International, Inc........................... 13,800    411,240
   Rockwell Automation, Inc................................. 14,520  1,122,977
   Rockwell Collins, Inc.................................... 14,968    836,562
   Rollins, Inc.............................................  5,626    119,552
  #Roper Industries, Inc....................................  9,600    978,240
  #RR Donnelley & Sons Co................................... 17,194    215,097
  *Rush Enterprises, Inc. Class A...........................  2,700     48,816
   Ryder System, Inc........................................  5,050    246,036
  *Saia, Inc................................................  1,550     29,109
   Sauer-Danfoss, Inc.......................................  1,300     56,303
   Schawk, Inc..............................................  2,653     35,736
   SeaCube Container Leasing, Ltd...........................    300      5,565
 #*Shaw Group, Inc. (The)...................................  6,900    208,863
   SIFCO Industries, Inc....................................    100      1,948
   Simpson Manufacturing Co., Inc...........................  3,979    123,468
   SkyWest, Inc.............................................  4,300     38,657
   Snap-on, Inc.............................................  5,696    356,228
   Southwest Airlines Co.................................... 81,139    671,831
  *Sparton Corp.............................................    400      4,000
 #*Spirit Aerosystems Holdings, Inc. Class A................ 11,500    287,500
   SPX Corp.................................................  5,000    383,900
  *Standard Parking Corp....................................  1,543     29,410
   Standard Register Co.....................................  1,800      1,566
   Standex International Corp...............................  1,820     80,189
   Stanley Black & Decker, Inc.............................. 16,063  1,175,169
   Steelcase, Inc. Class A..................................  8,000     69,120
  *Stericycle, Inc..........................................  8,144    705,270
  *Sterling Construction Co., Inc...........................  1,440     14,098
   Sun Hydraulics Corp......................................  1,350     33,790


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CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Industrials -- (Continued)
 #*Swift Transportation Co..................................  7,100 $   74,479
  *SYKES Enterprises, Inc...................................  4,500     71,325
   TAL International Group, Inc.............................  1,900     78,489
  *Taser International, Inc.................................  5,800     26,680
  *Team, Inc................................................  1,692     50,134
  *Tecumseh Products Co. Class A............................    900      3,438
  *Teledyne Technologies, Inc...............................  3,700    239,094
   Tennant Co...............................................  1,618     71,677
 #*Terex Corp............................................... 10,702    242,293
  *Tetra Tech, Inc..........................................  5,900    157,530
   Textainer Group Holdings, Ltd............................  2,100     73,647
  #Textron, Inc............................................. 28,800    767,232
  *Thomas & Betts Corp......................................  4,473    321,653
   Timken Co................................................  8,220    464,512
  #Titan International, Inc.................................  3,598    103,946
  *Titan Machinery, Inc.....................................  2,100     74,823
   Toro Co..................................................  3,200    228,672
   Towers Watson & Co.......................................  6,150    402,210
  *TransDigm Group, Inc.....................................  5,100    643,212
  *TRC Cos., Inc............................................  3,000     19,740
  *Trex Co., Inc............................................  1,300     41,600
  *TriMas Corp..............................................  2,715     59,757
   Trinity Industries, Inc..................................  8,050    238,280
  #Triumph Group, Inc.......................................  4,322    271,508
  *TrueBlue, Inc............................................  4,300     74,218
  *Tutor Perini Corp........................................  2,953     44,915
   Twin Disc, Inc...........................................  1,200     26,316
   Tyco International, Ltd.................................. 47,266  2,653,041
  *Ultralife Corp...........................................  2,100     10,563
   UniFirst Corp............................................  1,540     93,570
   Union Pacific Corp....................................... 49,616  5,578,823
 #*United Continental Holdings, Inc......................... 34,240    750,541
   United Parcel Service, Inc............................... 71,072  5,553,566
 #*United Rentals, Inc......................................  6,337    295,811
  #United Stationers, Inc...................................  3,372     95,630
   United Technologies Corp................................. 88,995  7,265,552
   Universal Forest Products, Inc...........................  1,800     67,320
   Universal Truckload Services, Inc........................    888     13,853
   URS Corp.................................................  7,679    317,219
 #*US Airways Group, Inc.................................... 16,600    170,316
   US Ecology, Inc..........................................  2,200     47,696
   US Home Systems, Inc.....................................    848      7,437
  *USA Truck, Inc...........................................  1,235      8,497
 #*USG Corp.................................................  7,700    138,985
   UTi Worldwide, Inc.......................................  9,600    160,032
   Valmont Industries, Inc..................................  2,300    285,039
  *Verisk Analytics, Inc. Class A........................... 13,787    674,874
  *Versar, Inc..............................................  1,500      3,465
   Viad Corp................................................  1,350     24,408
   Vicor Corp...............................................  1,200      8,364
   Virco Manufacturing Corp.................................  1,718      3,092
   VSE Corp.................................................    800     17,600
   W.W. Grainger, Inc.......................................  6,300  1,309,266
  *WABCO Holdings, Inc......................................  6,400    403,392
   Wabtec Corp..............................................  5,017    390,222
   Waste Connections, Inc................................... 12,075    389,177
  #Waste Management, Inc.................................... 45,000  1,539,000
  #Watsco, Inc..............................................  2,500    179,875
   Watts Water Technologies, Inc. Class A...................  2,870    105,673
   Werner Enterprises, Inc..................................  4,067     96,063
 #*WESCO International, Inc.................................  4,400    292,116


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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Industrials -- (Continued)
  *Willis Lease Finance Corp................................     400 $      5,220
   Woodward, Inc............................................   5,700      237,063
  *XPO Logistics, Inc.......................................     463        7,690
   Xylem, Inc...............................................  17,400      485,112
                                                                     ------------
Total Industrials...........................................          173,155,716
                                                                     ------------
Information Technology -- (18.8%)
 #*3D Systems Corp..........................................   2,600       76,674
  *Accelrys, Inc............................................   6,101       50,211
   Accenture P.L.C. Class A.................................  65,330    4,243,183
 #*ACI Worldwide, Inc.......................................   3,700      147,482
  #Activision Blizzard, Inc.................................  55,034      708,288
  *Actuate Corp.............................................   5,359       38,049
  *Acxiom Corp..............................................   5,929       81,405
  *ADDvantage Technologies Group, Inc.......................     400          980
  *Adobe Systems, Inc.......................................  50,768    1,703,774
   ADTRAN, Inc..............................................   6,100      186,172
  *Advanced Energy Industries, Inc..........................   4,259       50,852
 #*Advanced Micro Devices, Inc..............................  56,102      412,911
 #*Advent Software, Inc.....................................   3,854      104,019
  *Agilysys, Inc............................................   2,000       17,520
  *Akamai Technologies, Inc.................................  18,000      586,800
 #*Alliance Data Systems Corp...............................   5,400      693,846
  *Alpha & Omega Semiconductor, Ltd.........................     640        6,330
   Altera Corp..............................................  33,210    1,181,280
  *Amdocs, Ltd..............................................  16,670      533,440
   American Software, Inc. Class A..........................   2,776       22,985
 #*Amkor Technology, Inc....................................  10,900       56,353
  #Amphenol Corp............................................  16,644      967,682
  *Amtech Systems, Inc......................................     700        4,886
  *ANADIGICS, Inc...........................................   8,617       19,044
   Analog Devices, Inc......................................  30,259    1,179,496
  *Anaren, Inc..............................................   1,400       25,256
 #*Ancestry.com, Inc........................................   3,100       82,770
  *Anixter International, Inc...............................   2,800      192,024
  *ANSYS, Inc...............................................   9,592      643,335
  *AOL, Inc.................................................  11,162      279,496
  *Apple, Inc...............................................  99,202   57,957,776
   Applied Materials, Inc................................... 133,584    1,601,672
  *Applied Micro Circuits Corp..............................   8,159       45,527
 #*Ariba, Inc...............................................  10,100      385,820
  *Arris Group, Inc.........................................  12,650      163,564
  *Arrow Electronics, Inc...................................  11,300      475,165
 #*Aruba Networks, Inc......................................   7,688      162,371
 #*AsiaInfo-Linkage, Inc....................................   4,100       51,660
  *Aspen Technology, Inc....................................   6,351      125,623
 #*Atmel Corp...............................................  45,643      404,853
  *ATMI, Inc................................................   3,222       67,694
  *AuthenTec, Inc...........................................   3,845       12,496
  *Autodesk, Inc............................................  23,000      905,510
   Automatic Data Processing, Inc...........................  50,536    2,810,812
   Avago Technologies, Ltd..................................  22,805      786,316
  *Aviat Networks, Inc......................................   6,079       15,501
  *Avid Technology, Inc.....................................   3,971       34,508
  *Avnet, Inc...............................................  15,500      559,240
   AVX Corp.................................................   6,815       86,550
  *Aware, Inc...............................................   2,752       17,062
  *AXT, Inc.................................................   2,829       14,400
   Badger Meter, Inc........................................   1,600       59,104
   Bel Fuse, Inc. Class B...................................   1,175       20,903
  *Benchmark Electronics, Inc...............................   4,988       79,209


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
   Black Box Corp...........................................   2,047 $    46,283
  #Blackbaud, Inc...........................................   3,996     123,796
  *BMC Software, Inc........................................  15,395     635,198
  *Bottomline Technologies, Inc.............................   2,719      63,978
  *Brightpoint, Inc.........................................   6,483      39,676
  *Broadcom Corp............................................  50,750   1,857,450
   Broadridge Financial Solutions, Inc......................  13,095     303,935
  *Brocade Communications Systems, Inc......................  46,371     256,895
   Brooks Automation, Inc...................................   5,441      63,986
  *BTU International, Inc...................................     600       1,692
  #CA, Inc..................................................  39,780   1,050,988
   Cabot Microelectronics Corp..............................   2,700      92,826
 #*CACI International, Inc. Class A.........................   3,035     185,530
 #*Cadence Design Systems, Inc..............................  28,400     331,428
  *CalAmp Corp..............................................   2,813      16,822
  *Calix, Inc...............................................   3,886      30,933
  *Cardtronics, Inc.........................................   4,200     110,712
  *Cascade Microtech, Inc...................................   1,242       5,974
   Cass Information Systems, Inc............................   1,017      41,646
  *CEVA, Inc................................................   2,500      55,225
  *Checkpoint Systems, Inc..................................   4,385      48,060
  *CIBER, Inc...............................................   6,800      28,288
 #*Cirrus Logic, Inc........................................   5,817     159,269
   Cisco Sytems, Inc........................................ 559,395  11,271,809
  *Citrix Systems, Inc......................................  19,117   1,636,606
  *Clearfield, Inc..........................................     674       2,864
  *Clearwire Corp. Class A..................................   9,900      14,504
   Cognex Corp..............................................   4,080     164,220
  *Cognizant Technology Solutions Corp......................  31,190   2,286,851
  *Coherent, Inc............................................   2,600     136,760
   Cohu, Inc................................................   1,500      16,470
   Communications Systems, Inc..............................   1,155      15,027
  *CommVault Systems, Inc...................................   4,395     228,848
  #Computer Sciences Corp...................................  13,800     387,228
  *Computer Task Group, Inc.................................   1,600      23,072
  *Compuware Corp...........................................  16,729     145,877
  *comScore, Inc............................................   1,404      27,968
   Comtech Telecommunications Corp..........................   2,300      71,116
 #*Concur Technologies, Inc.................................   4,700     265,832
  *Constant Contact, Inc....................................   2,700      65,259
 #*Convergys Corp...........................................  11,700     156,429
  *Convio, Inc..............................................   1,335      21,360
  *CoreLogic, Inc...........................................   9,249     154,458
   Corning, Inc............................................. 158,824   2,279,124
  *Cray, Inc................................................   4,250      47,388
 #*Cree, Inc................................................  10,250     316,725
   Crexendo, Inc............................................   1,426       5,248
  *CSG Systems International, Inc...........................   3,600      51,840
   CTS Corp.................................................   1,800      19,314
  *CyberOptics Corp.........................................   1,199      11,858
  *Cymer, Inc...............................................   3,000     155,520
  *Cypress Semiconductor Corp...............................  14,238     220,689
   Daktronics, Inc..........................................   3,190      25,967
  *Datalink Corp............................................   2,266      23,068
   DDi Corp.................................................   2,120      27,518
 #*DealerTrack Holdings, Inc................................   4,579     136,592
  *Dell, Inc................................................ 166,593   2,727,127
  *Deltek, Inc..............................................   2,271      23,709
  *Dice Holdings, Inc.......................................   4,800      51,744
   Diebold, Inc.............................................   6,300     248,535
  *Digi International, Inc..................................   2,040      18,931


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  *Digimarc Corp............................................     858 $    22,437
  *Digital River, Inc.......................................   3,500      65,835
 #*Diodes, Inc..............................................   3,450      76,900
 #*Dolby Laboratories, Inc..................................   4,760     186,735
  *Dot Hill Systems Corp....................................   5,766       7,208
  *DSP Group, Inc...........................................   3,285      21,484
   DST Systems, Inc.........................................   3,693     206,734
  *DTS, Inc.................................................   1,400      43,680
  *Dynamics Research Corp...................................   1,200       8,628
   EarthLink, Inc...........................................  11,100      90,132
  *eBay, Inc................................................ 118,540   4,866,067
  #Ebix, Inc................................................   5,000     102,250
  *Echo Global Logistics, Inc...............................   1,347      22,939
 #*EchoStar Corp. Class A...................................   4,501     130,754
  *Edgewater Technology, Inc................................   1,000       4,000
   Electro Rent Corp........................................   2,590      40,352
   Electro Scientific Industries, Inc.......................   1,924      27,436
  *Electronic Arts, Inc.....................................  33,626     517,168
  *Electronics for Imaging, Inc.............................   5,000      89,250
  *eMagin Corp..............................................   2,210       6,873
  *EMC Corp................................................. 211,449   5,964,976
 #*EMCore Corp..............................................     827       3,738
  *Emulex Corp..............................................   6,700      58,156
  *Entegris, Inc............................................  13,900     123,015
  *Entropic Communications, Inc.............................   6,575      27,812
  *Envestnet, Inc...........................................   1,389      17,376
   EPIQ Systems, Inc........................................   4,051      46,019
  *ePlus, Inc...............................................     500      14,830
 #*Equinix, Inc.............................................   4,918     807,536
  *Euronet Worldwide, Inc...................................   4,700     101,661
  *Exar Corp................................................   2,919      23,118
  *ExlService Holdings, Inc.................................   2,200      60,896
  *Extreme Networks.........................................   6,599      25,274
  *F5 Networks, Inc.........................................   8,050   1,078,136
  #FactSet Research Systems, Inc............................   4,350     456,141
   Fair Isaac Corp..........................................   4,050     173,745
  *Fairchild Semiconductor International, Inc...............  13,385     189,665
  *FARO Technologies, Inc...................................   2,100     117,558
  *FEI Co...................................................   3,930     197,168
   Fidelity National Information Services, Inc..............  25,915     872,558
 #*Finisar Corp.............................................   9,600     158,592
 #*First Solar, Inc.........................................   4,950      91,080
  *Fiserv, Inc..............................................  14,700   1,033,263
  *FleetCor Technologies, Inc...............................   2,286      90,411
   FLIR Systems, Inc........................................  16,900     379,574
  *FormFactor, Inc..........................................   6,406      35,874
   Forrester Research, Inc..................................   1,531      54,274
  *Fortinet, Inc............................................   9,407     245,711
  *Frequency Electronics, Inc...............................     798       6,105
  *FSI International, Inc...................................   3,600      18,252
  *Gartner Group, Inc.......................................   8,800     385,440
  *Genpact, Ltd.............................................  17,251     287,747
  *Global Cash Access Holdings, Inc.........................   4,850      40,982
   Global Payments, Inc.....................................   7,901     366,843
  *Globecomm Systems, Inc...................................   2,672      37,889
  *Google, Inc..............................................  26,559  16,074,304
  *GSE Systems, Inc.........................................   1,745       5,026
  *GSI Group, Inc...........................................   1,769      21,352
  *GSI Technology, Inc......................................   3,200      13,536
 #*GT Advanced Technologies, Inc............................  12,200      79,422
  *GTSI Corp................................................     200       1,058


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  *Hackett Group, Inc. (The)................................   5,500 $    31,405
  *Harmonic, Inc............................................   9,800      46,256
  #Harris Corp..............................................  11,640     530,086
   Heartland Payment Systems, Inc...........................   3,939     120,021
  #Hewlett-Packard Co....................................... 189,310   4,687,316
  *Hittite Microwave Corp...................................   2,200     117,788
  *Hutchinson Technology, Inc...............................   1,900       3,914
  *I.D. Systems, Inc........................................   2,003      12,138
   IAC/InterActiveCorp......................................   8,300     399,645
  *Identive Group, Inc......................................   1,092       2,250
  *IEC Electronics Corp.....................................     638       3,292
 #*iGATE Corp...............................................   3,200      62,272
  *Imation Corp.............................................   2,440      14,152
  *Immersion Corp...........................................     597       3,254
  *Infinera Corp............................................  10,000      71,600
  *Informatica Corp.........................................  10,500     483,210
  *InfoSpace, Inc...........................................   2,980      33,167
  *Ingram Micro, Inc. Class A...............................  16,470     320,506
  *Innodata Isogen, Inc.....................................   4,054      22,338
  *Insight Enterprises, Inc.................................   4,020      81,646
  *Integrated Device Technology, Inc........................  15,566     105,382
  *Integrated Silicon Solution, Inc.........................   3,810      40,462
   Intel Corp............................................... 516,408  14,665,987
  *Interactive Intelligence Group, Inc......................   1,900      56,354
  #InterDigital, Inc........................................   4,357     120,776
  *Intermec, Inc............................................   4,663      24,807
  *Internap Network Services Corp...........................   4,500      31,680
   International Business Machines Corp..................... 117,048  24,238,300
 #*International Rectifier Corp.............................   6,998     152,766
  *Interphase Corp..........................................     490       3,136
   Intersil Corp. Class A...................................  12,140     124,678
  *Intevac, Inc.............................................   2,384      19,215
  *IntriCon Corp............................................     800       5,680
   Intuit, Inc..............................................  29,030   1,682,869
 #*IPG Photonics Corp.......................................   3,300     159,720
  *Iteris, Inc..............................................     600         870
  *Itron, Inc...............................................   4,100     167,280
  *Ixia.....................................................   2,946      37,120
  *IXYS Corp................................................   3,144      39,174
  #j2 Global, Inc...........................................   4,783     123,545
   Jabil Circuit, Inc.......................................  19,112     448,176
   Jack Henry & Associates, Inc.............................   8,390     284,924
  *JDA Software Group, Inc..................................   4,149     119,823
  *JDS Uniphase Corp........................................  22,900     278,235
  *Juniper Networks, Inc....................................  47,622   1,020,539
  *Kemet Corp...............................................   2,594      22,075
 #*Kenexa Corp..............................................   2,623      85,693
  *Key Tronic Corp..........................................     749       8,651
   Keynote Systems, Inc.....................................   2,200      40,480
 #*KIT Digital, Inc.........................................   2,850      19,323
   KLA-Tencor Corp..........................................  17,270     900,630
  *Kopin Corp...............................................   8,696      31,045
  *Kulicke & Soffa Industries, Inc..........................   5,900      77,290
  *KVH Industries, Inc......................................   2,000      19,960
 #*Lam Research Corp........................................  13,000     541,450
  *Lattice Semiconductor Corp...............................  12,649      69,064
  *LeCroy Corp..............................................   1,999      20,670
  *Lender Processing Services, Inc..........................   7,653     203,187
 #*Lexmark International, Inc...............................   7,972     239,957
  *Limelight Networks, Inc..................................   5,694      15,602
   Linear Technology Corp...................................  23,900     781,769


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
                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  *Liquidity Services, Inc..................................   2,736 $   145,911
   Littlefuse, Inc..........................................   2,318     145,269
  *LogMeIn, Inc.............................................   1,672      60,209
  *LoJack Corp..............................................   2,400       9,384
  *LoopNet, Inc.............................................   3,256      62,418
  *Loral Space & Communications, Inc........................   1,300      80,665
  *LSI Corp.................................................  62,544     502,854
  *LTX-Credence Corp........................................   2,640      18,216
  *Manhattan Associates, Inc................................   2,194     110,029
   ManTech International Corp. Class A......................   2,440      76,665
   Marchex, Inc. Class B....................................   3,183      11,077
  *Market Leader, Inc.......................................   2,162       7,848
  *Marvell Technology Group, Ltd............................  49,822     747,828
   MasterCard, Inc. Class A.................................  10,922   4,939,693
  *Mattersight Corp.........................................     500       4,730
  *Mattson Technology, Inc..................................   5,100      11,934
   Maxim Integrated Products, Inc...........................  29,360     868,469
   Maximus, Inc.............................................   3,800     168,150
  *MaxLinear, Inc...........................................     902       4,375
  *Measurement Specialties, Inc.............................   1,400      50,022
 #*MEMC Electronic Materials, Inc...........................  20,520      73,667
  *Mentor Graphics Corp.....................................   9,800     141,610
  *Mercury Computer Systems, Inc............................   2,500      33,000
   Mesa Laboratories, Inc...................................     300      14,892
   Methode Electronics, Inc.................................   4,169      35,228
   Micrel, Inc..............................................   5,800      63,162
  #Microchip Technology, Inc................................  19,408     685,879
  *Micron Technology, Inc...................................  89,574     590,293
 #*MICROS Systems, Inc......................................   8,100     460,323
 #*Microsemi Corp...........................................   7,000     150,640
   Microsoft Corp........................................... 769,337  24,634,171
  *MicroStrategy, Inc.......................................     580      81,072
  *Mindspeed Technologies, Inc..............................   3,300      16,533
  *MIPS Technologies, Inc...................................   5,252      34,348
   MKS Instruments, Inc.....................................   3,600      99,540
   MOCON, Inc...............................................     535       9,539
  *ModusLink Global Solutions, Inc..........................   5,100      25,245
  #Molex, Inc...............................................   6,200     171,058
   Molex, Inc. Class A......................................   7,690     176,101
 #*MoneyGram International, Inc.............................   1,383      23,276
  *Monolithic Power Systems, Inc............................   3,320      68,790
  *Monotype Imaging Holdings, Inc...........................   4,300      61,017
  *Monster Worldwide, Inc...................................  12,900     111,327
  *MoSys, Inc...............................................   3,108      11,189
  *Motorola Mobility Holdings, Inc..........................  27,681   1,074,576
   Motorola Solutions, Inc..................................  27,386   1,397,508
  *Move, Inc................................................   3,546      30,850
   MTS Systems Corp.........................................   1,500      71,955
  *Multi-Fineline Electronix, Inc...........................   1,672      44,291
  *Nanometrics, Inc.........................................   2,297      35,626
   National Instruments Corp................................   9,801     266,587
  *NCI, Inc. Class A........................................   1,200       5,952
  *NCR Corp.................................................  15,970     375,295
  *NetApp, Inc..............................................  36,360   1,411,859
  *NETGEAR, Inc.............................................   3,600     138,600
  *NetScout Systems, Inc....................................   3,414      70,636
 #*NetSuite, Inc............................................   6,436     285,630
  *Network Equipment Technologies, Inc......................   2,600       2,548
  *NeuStar, Inc.............................................   7,800     283,530
  *Newport Corp.............................................   3,370      57,526
   NIC, Inc.................................................   5,099      57,058


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  *Novatel Wireless, Inc....................................   4,993 $    14,430
  *Novellus Systems, Inc....................................   6,582     307,708
 #*Nuance Communications, Inc...............................  25,486     622,878
  *NumereX Corp. Class A....................................     700       6,636
  *NVIDIA Corp..............................................  63,600     826,800
  *Oclaro, Inc..............................................   4,000      11,480
  *Official Payments Holdings, Inc..........................   2,100       9,975
 #*OmniVision Technologies, Inc.............................   5,500     101,310
  *ON Semiconductor Corp....................................  45,165     373,063
  *Online Resources Corp....................................   4,610      13,046
  *Openwave Systems, Inc....................................   5,355      13,816
  *Oplink Communications, Inc...............................   1,500      23,760
   OPNET Technologies, Inc..................................   2,317      53,662
   Optical Cable Corp.......................................   1,300       3,887
   Oracle Corp.............................................. 414,075  12,169,664
  *OSI Systems, Inc.........................................   2,078     138,935
  *PAR Technology Corp......................................   1,750       8,908
  *Parametric Technology Corp...............................  12,060     260,255
   Park Electrochemical Corp................................   2,544      73,394
   Paychex, Inc.............................................  32,721   1,013,697
   PC Connection, Inc.......................................   1,900      15,238
  *PC Mall, Inc.............................................   1,968      12,162
   PC-Tel, Inc..............................................   2,700      18,441
  *PDF Solutions, Inc.......................................   3,109      27,421
  *Perceptron, Inc..........................................     528       3,084
  *Perficient, Inc..........................................   2,900      34,829
  *Performance Technologies, Inc............................   1,257       2,816
  *Pericom Semiconductor Corp...............................   2,935      23,069
  *Pervasive Software, Inc..................................   2,700      16,713
 #*Photronics, Inc..........................................   4,200      25,998
  *Planar Systems, Inc......................................     930       1,720
   Plantronics, Inc.........................................   4,599     176,234
  *Plexus Corp..............................................   4,313     139,612
  *PLX Technology, Inc......................................   3,500      13,930
  *PMC-Sierra, Inc..........................................  21,900     154,833
  *Polycom, Inc.............................................  18,000     238,860
   Power Integrations, Inc..................................   2,945     111,557
  *Power-One, Inc...........................................   6,500      27,820
  *Presstek, Inc............................................     266         211
  *PRGX Global, Inc.........................................   2,100      13,272
  *Progress Software Corp...................................   6,750     156,195
  *PROS Holdings, Inc.......................................   1,082      21,305
   QAD, Inc. Class A........................................     736       9,090
   QAD, Inc. Class B........................................     184       2,306
  *QLIK Technologies, Inc...................................   7,420     213,770
  *QLogic Corp..............................................   9,800     169,050
   QUALCOMM, Inc............................................ 167,876  10,717,204
  *Qualstar Corp............................................     300         576
  *Quest Software, Inc......................................   5,728     133,291
 #*QuinStreet, Inc..........................................   2,500      26,275
 #*Rackspace Hosting, Inc...................................  10,700     621,563
  *Radisys Corp.............................................   2,460      15,621
  *Ramtron International Corp...............................     500       1,160
   RealNetworks, Inc........................................   3,050      29,188
  *Red Hat, Inc.............................................  19,743   1,176,880
  *Reis, Inc................................................   1,130       9,820
  *RF Micro Devices, Inc....................................  28,596     123,821
   Richardson Electronics, Ltd..............................   2,200      27,742
   Rimage Corp..............................................   1,254      11,399
 #*Riverbed Technology, Inc.................................  15,100     297,923
  *Rofin-Sinar Technologies, Inc............................   2,700      68,040


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *Rogers Corp..............................................   1,586 $   60,728
 #*Rosetta Stone, Inc.......................................     696      7,280
  *Rovi Corp................................................  11,513    329,272
 #*Rubicon Technology, Inc..................................   1,987     18,777
  *Rudolph Technologies, Inc................................   2,537     27,400
  *SAIC, Inc................................................  29,600    359,936
 #*Salesforce.com, Inc......................................  13,350  2,078,996
 #*Sandisk Corp.............................................  24,820    918,588
  *Sanmina-SCI Corp.........................................   5,900     52,510
  #Sapient Corp.............................................  12,399    148,416
  *ScanSource, Inc..........................................   2,584     85,169
  *SeaChange International, Inc.............................   3,000     24,660
   Seagate Technology.......................................  45,280  1,392,813
 #*Semtech Corp.............................................   7,320    199,543
  *ShoreTel, Inc............................................   4,801     22,997
  *Sigma Designs, Inc.......................................   2,500     13,775
 #*Silicon Graphics International Corp......................   1,846     17,426
  *Silicon Image, Inc.......................................   7,000     42,000
  *Silicon Laboratories, Inc................................   3,920    139,121
  *Skyworks Solutions, Inc..................................  19,121    518,944
  *Smith Micro Software, Inc................................   3,600      7,236
  *SolarWinds, Inc..........................................   5,300    248,623
   Solera Holdings, Inc.....................................   7,392    332,196
  *Sonus Networks, Inc......................................  22,816     64,569
 #*Sourcefire, Inc..........................................   2,700    137,673
  *Spansion, Inc. Class A...................................   4,965     59,878
 #*Spark Networks, Inc......................................   1,760      7,920
  *SRS Labs, Inc............................................   2,100     20,013
  *SS&C Technologies Holdings, Inc..........................   1,111     26,408
  *Stamps.com, Inc..........................................   1,907     55,360
  *Standard Microsystems Corp...............................   2,342     62,016
  *StarTek, Inc.............................................   2,385      4,365
 #*STEC, Inc................................................   3,227     26,752
 #*STR Holdings, Inc........................................   1,412      5,394
 #*Stratasys, Inc...........................................   2,298    117,681
 #*SunPower Corp............................................   1,742      9,773
  *Super Micro Computer, Inc................................   2,809     49,579
  *Supertex, Inc............................................   1,500     30,705
  *Support.com, Inc.........................................   5,150     18,694
  *Sycamore Networks, Inc...................................   2,218     34,579
  *Symantec Corp............................................  74,705  1,234,127
  *Symmetricom, Inc.........................................   5,609     31,186
 #*Synaptics, Inc...........................................   3,300    101,343
 #*SYNNEX Corp..............................................   2,620     99,796
 #*Synopsys, Inc............................................  13,968    419,180
   Syntel, Inc..............................................   2,000    119,780
 #*Take-Two Interactive Software, Inc.......................   6,500     91,650
   TE Connectivity, Ltd.....................................  31,618  1,152,792
  *Tech Data Corp...........................................   4,487    241,356
  *TechTarget, Inc..........................................   2,241     16,673
  *TeleCommunication Systems, Inc. Class A..................   4,200      8,106
  *TeleTech Holdings, Inc...................................   2,700     40,905
   Tellabs, Inc.............................................  37,363    140,859
   Telular Corp.............................................   1,234     11,131
 #*Teradata Corp............................................  16,885  1,178,235
 #*Teradyne, Inc............................................  18,900    325,269
   Tessco Technologies, Inc.................................   1,314     26,280
  *Tessera Technologies, Inc................................   3,909     61,137
   Texas Instruments, Inc................................... 117,981  3,768,313
 #*TIBCO Software, Inc......................................  16,800    552,720
  *TiVo, Inc................................................  12,159    131,196


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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Information Technology -- (Continued)
  *TNS, Inc.................................................   2,000 $     40,800
   Total System Services, Inc...............................  16,983      399,440
  *Transact Technologies, Inc...............................     600        5,136
 #*Trimble Navigation, Ltd..................................  12,649      684,817
  *TriQuint Semiconductor, Inc..............................  17,700       86,376
  *TTM Technologies, Inc....................................   5,400       55,782
  *Tyler Technologies, Inc..................................   3,200      127,840
  *Ultimate Software Group, Inc.............................   2,496      192,591
  *Ultra Clean Holdings.....................................   2,422       16,591
  *Ultratech, Inc...........................................   2,200       70,268
  *Unisys Corp..............................................   3,900       72,774
   United Online, Inc.......................................   9,350       44,319
  *USA Technologies, Inc....................................     346          585
 #*ValueClick, Inc..........................................   8,200      173,676
 #*Veeco Instruments, Inc...................................   3,900      117,741
 #*VeriFone Systems, Inc....................................  10,903      519,419
  *Verint Systems, Inc......................................   1,855       56,095
  *VeriSign, Inc............................................  15,223      625,818
 #*ViaSat, Inc..............................................   4,000      193,200
  *Viasystems Group, Inc....................................   1,015       22,624
  *Vicon Industries, Inc....................................     900        2,840
  *Video Display Corp.......................................   1,359        5,776
  *Virtusa Corp.............................................   2,057       31,040
   Visa, Inc................................................  52,998    6,517,694
  *Vishay Intertechnology, Inc..............................  13,315      149,394
  *Vishay Precision Group, Inc..............................   1,210       17,521
 #*VistaPrint N.V...........................................   3,805      141,888
 #*VMware, Inc. Class A.....................................   8,542      954,312
  *Vocus, Inc...............................................     658        8,508
  *Volterra Semiconductor Corp..............................   2,400       78,936
   Wayside Technology Group, Inc............................     252        3,425
  *Web.com Group, Inc.......................................   2,905       37,620
 #*WebMD Health Corp........................................   4,354       99,054
  *Websense, Inc............................................   3,934       81,591
  *Westell Technologies, Inc. Class A.......................   5,426       12,371
  *Western Digital Corp.....................................  24,063      933,885
  #Western Union Co. (The)..................................  62,252    1,144,192
  *Wright Express Corp......................................   3,640      232,305
   Xerox Corp............................................... 135,087    1,050,977
   Xilinx, Inc..............................................  26,530      965,161
  *XO Group, Inc............................................   4,000       37,080
  *X-Rite, Inc..............................................   4,100       22,714
   Xyratex, Ltd.............................................   1,982       28,779
  *Yahoo!, Inc.............................................. 121,839    1,893,378
  *Zebra Technologies Corp. Class A.........................   5,380      208,690
  *Zix Corp.................................................   2,933        8,300
  *Zygo Corp................................................     909       17,989
                                                                     ------------
Total Information Technology................................          308,637,626
                                                                     ------------
Materials -- (3.8%)
   A. Schulman, Inc.........................................   2,719       66,915
  *A.M. Castle & Co.........................................   1,388       18,585
  *AEP Industries, Inc......................................     122        4,254
   Air Products & Chemicals, Inc............................  21,807    1,864,280
   Airgas, Inc..............................................   7,560      692,798
   AK Steel Holding Corp....................................  10,900       80,878
  #Albemarle Corp...........................................   8,597      561,384
  #Alcoa, Inc............................................... 115,538    1,124,185
   Allegheny Technologies, Inc..............................  10,432      447,950
  *Allied Nevada Gold Corp..................................   8,946      262,028
   AMCOL International Corp.................................   2,400       79,104


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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
  *American Pacific Corp....................................     300 $    2,346
   American Vanguard Corp...................................   2,950     73,750
   AptarGroup, Inc..........................................   7,000    381,570
  *Arabian American Development Co..........................     700      6,111
   Ashland, Inc.............................................   7,907    520,834
   Balchem Corp.............................................   3,412     98,607
   Ball Corp................................................  16,072    671,167
  #Bemis Co., Inc...........................................   9,991    323,608
   Boise, Inc...............................................  10,125     77,355
   Buckeye Technologies, Inc................................   3,600    116,676
   Cabot Corp...............................................   5,800    250,154
  *Calgon Carbon Corp.......................................   5,200     71,968
   Carpenter Technology Corp................................   4,600    256,036
  #Celanese Corp. Class A...................................  15,930    771,968
 #*Century Aluminum Co......................................   4,940     45,448
   CF Industries Holdings, Inc..............................   7,023  1,355,860
  #Chase Corp...............................................   1,300     19,305
  *Chemtura Corp............................................     600     10,212
  *Clearwater Paper Corp....................................   1,800     59,346
   Cliffs Natural Resources, Inc............................  15,500    965,030
  *Coeur d'Alene Mines Corp.................................   9,100    196,105
   Commercial Metals Co.....................................  10,600    156,668
  #Compass Minerals International, Inc......................   3,200    244,864
  *Core Molding Technologies, Inc...........................     389      3,233
  *Crown Holdings, Inc......................................  15,714    581,104
   Cytec Industries, Inc....................................   4,600    292,422
   Deltic Timber Corp.......................................   1,082     66,089
   Domtar Corp..............................................   3,500    306,180
   Dow Chemical Co. (The)................................... 121,830  4,127,600
   E.I. du Pont de Nemours & Co.............................  95,400  5,100,084
   Eagle Materials, Inc.....................................   4,719    166,203
   Eastman Chemical Co......................................  13,900    750,183
   Ecolab, Inc..............................................  29,792  1,897,452
  *Ferro Corp...............................................   7,000     36,330
  *Flotek Industries, Inc...................................   1,082     14,758
   FMC Corp.................................................   7,100    784,195
   Freeport-McMoRan Copper & Gold, Inc. Class B.............  85,660  3,280,778
   Friedman Industries, Inc.................................   1,199     14,016
   FutureFuel Corp..........................................     700      6,888
 #*General Moly, Inc........................................   5,511     17,856
  *Georgia Gulf Corp........................................   2,976    105,499
   Globe Specialty Metals, Inc..............................   3,849     51,346
 #*Golden Minerals Co.......................................     900      6,723
  *Graphic Packaging Holding Co.............................  14,415     77,120
  #Greif, Inc. Class A......................................   2,500    134,100
   H.B. Fuller Co...........................................   4,800    157,920
   Hawkins, Inc.............................................     888     30,840
   Haynes International, Inc................................   1,800    112,266
  *Headwaters, Inc..........................................   7,000     30,380
   Hecla Mining Co..........................................  28,200    120,696
  *Horsehead Holding Corp...................................   3,700     41,551
   Huntsman Corp............................................  19,246    272,523
   Innophos Holdings, Inc...................................   2,585    127,104
  *Innospec, Inc............................................   2,411     72,885
  #International Flavors & Fragrances, Inc..................   8,030    483,486
   International Paper Co...................................  43,000  1,432,330
 #*Intrepid Potash, Inc.....................................   5,600    139,160
   Kaiser Aluminum Corp.....................................   1,600     84,112
  *KapStone Paper & Packaging Corp..........................   3,600     65,016
   KMG Chemicals, Inc.......................................   1,500     25,860
   Koppers Holdings, Inc....................................   2,100     81,648


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
                                                             SHARES   VALUE+
                                                             ------ ----------
Materials -- (Continued)
  *Kraton Performance Polymers, Inc.........................  2,700 $   70,200
  #Kronos Worldwide, Inc....................................  2,412     57,261
  *Landec Corp..............................................  3,992     25,708
  *Louisiana-Pacific Corp................................... 12,900    116,745
  *LSB Industries, Inc......................................  2,000     67,840
   LyondellBasell Industries N.V. Class A................... 27,518  1,149,702
  #Martin Marietta Materials, Inc...........................  4,800    397,824
  *Materion Corp............................................  2,140     52,879
 #*McEwen Mining, Inc.......................................  6,823     25,859
   MeadWestavco Corp........................................ 17,210    547,622
  *Mercer International, Inc................................  3,588     24,614
  *Metals USA Holdings Corp.................................  2,264     34,141
   Minerals Technologies, Inc...............................  1,600    107,360
 #*Molycorp, Inc............................................  5,989    162,062
   Monsanto Co.............................................. 55,170  4,202,851
  #Mosaic Co. (The)......................................... 30,958  1,635,202
   Myers Industries, Inc....................................  3,889     64,285
   Neenah Paper, Inc........................................  1,500     42,840
   NewMarket Corp...........................................  1,212    270,543
   Newmont Mining Corp...................................... 50,660  2,413,949
   Noranda Aluminum Holding Corp............................  2,200     23,364
  *Northern Technologies International Corp.................    300      3,840
   Nucor Corp............................................... 32,833  1,287,382
   Olin Corp................................................  8,155    170,929
   Olympic Steel, Inc.......................................  1,300     27,469
  *OM Group, Inc............................................  3,200     77,184
  *Omnova Solutions, Inc....................................  3,300     25,872
  *Owens-Illinois, Inc...................................... 17,100    397,575
   P.H. Glatfelter Co.......................................  5,000     77,900
   Packaging Corp. of America............................... 10,700    312,333
  *Penford Corp.............................................  1,572     13,048
   PolyOne Corp.............................................  8,100    112,266
   PPG Industries, Inc...................................... 15,835  1,666,475
   Praxair, Inc............................................. 30,594  3,539,726
   Quaker Chemical Corp.....................................  1,200     52,080
   Reliance Steel & Aluminum Co.............................  7,600    424,764
   Rock-Tenn Co. Class A....................................  7,127    444,226
  *Rockwood Holdings, Inc...................................  6,480    358,603
   Royal Gold, Inc..........................................  5,850    362,466
   RPM International, Inc................................... 12,241    325,243
  *RTI International Metals, Inc............................  2,700     66,285
   Schnitzer Steel Industries, Inc. Class A.................  2,300     91,701
   Schweitzer-Mauduit International, Inc....................  2,340    158,699
  #Scotts Miracle-Gro Co. Class A (The).....................  4,160    217,984
   Sealed Air Corp.......................................... 16,577    317,947
   Sensient Technologies Corp...............................  5,300    196,895
   Sherwin-Williams Co......................................  9,000  1,082,520
  #Sigma-Aldrich Corp....................................... 12,300    872,070
   Silgan Holdings, Inc.....................................  5,200    228,124
   Solutia, Inc............................................. 12,300    348,582
   Sonoco Products Co.......................................  9,972    330,372
   Southern Copper Corp..................................... 17,417    572,671
  *Spartech Corp............................................  2,300     11,224
   Steel Dynamics, Inc...................................... 21,100    269,447
   Stepan Co................................................    773     70,235
 #*Stillwater Mining Co.....................................  9,500    101,935
 #*SunCoke Energy, Inc......................................  5,512     83,894
   Synalloy Corp............................................    737      8,896
  #Texas Industries, Inc....................................  1,900     63,859
  #Titanium Metals Corp.....................................  9,423    139,178
   Tredegar Corp............................................  2,230     38,690

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Materials -- (Continued)
  *United States Lime & Minerals, Inc.......................     353 $    16,933
  #United States Steel Corp.................................  12,800     362,624
  *Universal Stainless & Alloy Products, Inc................     561      26,030
   Valspar Corp.............................................   9,100     465,465
   Vulcan Materials Co......................................  13,048     558,585
   Walter Energy, Inc.......................................   5,300     351,443
   Wausau Paper Corp........................................   5,223      47,320
   Westlake Chemical Corp...................................   2,630     168,188
   Worthington Industries, Inc..............................   4,820      85,989
  *WR Grace & Co............................................   7,500     447,075
   Zep, Inc.................................................   2,526      35,996
  *Zoltek Cos., Inc.........................................   2,537      27,983
                                                                     -----------
Total Materials.............................................          62,012,356
                                                                     -----------
Other -- (0.0%)
 -*Brooklyn Federal Bancorp, Inc. Escrow Shares.............     100          --
 -*Endo Pharmaceuticals Solutions Escrow Shares.............   8,600          --
 -*Gerber Scientific, Inc. Escrow Shares....................   2,901          --
 -*MAIR Holdings, Inc. Escrow Shares........................     700          --
 -*Petrocorp, Inc. Escrow Shares............................     100           6
 -*Price Communications Liquidation Trust...................   3,605          --
                                                                     -----------
Total Other.................................................                   6
                                                                     -----------
Real Estate Investment Trusts -- (0.1%)
  *American Tower Corp......................................  40,004   2,623,462
                                                                     -----------
Telecommunication Services -- (2.5%)
  *AboveNet, Inc............................................   2,300     191,291
   AT&T, Inc................................................ 613,082  20,176,529
   Atlantic Tele-Network, Inc...............................   1,149      39,135
  *Cbeyond, Inc.............................................   2,962      19,046
   CenturyLink, Inc.........................................  64,042   2,469,460
  *Cincinnati Bell, Inc.....................................  21,600      82,080
  *Cogent Communications Group, Inc.........................   2,048      38,359
   Consolidated Communications Holdings, Inc................   3,313      64,107
  *Crown Castle International Corp..........................  28,300   1,602,063
  #Frontier Communications Corp............................. 103,738     419,102
  *General Communications, Inc. Class A.....................   3,550      26,980
   HickoryTech Corp.........................................   2,100      20,853
   IDT Corp. Class B........................................   1,800      15,156
  *Iridium Communications, Inc..............................   4,218      37,076
 #*Leap Wireless International, Inc.........................   7,025      39,410
  *Level 3 Communications, Inc..............................  15,603     359,805
  #Lumos Networks Corp......................................   2,000      18,080
  *MetroPCS Communications, Inc.............................  26,297     191,968
  *Neutral Tandem, Inc......................................   2,700      31,374
 #*NII Holdings, Inc........................................  17,652     247,040
   NTELOS Holdings Corp.....................................   2,000      40,440
  *ORBCOMM, Inc.............................................   1,021       3,328
  *Premiere Global Services, Inc............................   5,500      49,225
  *Primus Telecommunications Group, Inc.....................     900      15,660
 #*SBA Communications Corp..................................  12,000     644,880
   Shenandoah Telecommunications Co.........................   1,830      20,404
  *Sprint Nextel Corp....................................... 322,019     798,607
   SureWest Communications..................................   2,098      47,373
   Telephone & Data Systems, Inc............................   9,517     231,168
 #*tw telecom, Inc..........................................  14,700     320,166
  *United States Cellular Corp..............................   1,400      54,908
   USA Mobility, Inc........................................   2,900      37,468
   Verizon Communications, Inc.............................. 291,271  11,761,523

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Telecommunication Services -- (Continued)
  #Windstream Corp..........................................  56,570 $   635,847
                                                                     -----------
Total Telecommunication Services............................          40,749,911
                                                                     -----------
Utilities -- (3.4%)
  *AES Corp.................................................  65,493     819,972
  #AGL Resources, Inc.......................................  12,088     476,630
   ALLETE, Inc..............................................   3,400     140,114
   Alliant Energy Corp......................................  11,900     538,356
  #Ameren Corp..............................................  25,900     849,261
   American Electric Power Co., Inc.........................  49,900   1,938,116
   American States Water Co.................................   1,900      69,236
   American Water Works Co., Inc............................  18,200     623,168
   Aqua America, Inc........................................  14,467     328,546
   Artesian Resources Corp. Class A.........................     471       8,991
   Atmos Energy Corp........................................   9,030     294,197
   Avista Corp..............................................   6,212     164,245
   Black Hills Corp.........................................   3,900     128,739
   California Water Service Group...........................   3,828      69,325
  *Calpine Corp.............................................  35,512     665,850
   CenterPoint Energy, Inc..................................  41,700     842,757
   Central Vermont Public Service Corp......................   1,249      44,027
   CH Energy Group, Inc.....................................   1,800     118,116
   Chesapeake Utilities Corp................................   1,000      42,020
   Cleco Corp...............................................   6,582     268,546
   CMS Energy Corp..........................................  26,686     613,511
   Connecticut Water Services, Inc..........................     900      24,975
  #Consolidated Edison, Inc.................................  30,530   1,815,008
   Consolidated Water Co., Ltd..............................     777       5,571
   Delta Natural Gas Co., Inc...............................     360      15,480
   Dominion Resources, Inc..................................  57,703   3,011,520
   DTE Energy Co............................................  17,800   1,003,564
   Duke Energy Corp......................................... 134,620   2,884,907
  *Dynegy, Inc..............................................  10,337       4,238
   Edison International, Inc................................  30,900   1,359,909
   El Paso Electric Co......................................   4,200     128,688
  #Empire District Electric Co..............................   4,170      85,568
   Entergy Corp.............................................  17,600   1,153,856
   Exelon Corp..............................................  87,311   3,406,002
   FirstEnergy Corp.........................................  41,972   1,965,129
   Gas Natural, Inc.........................................     850       9,732
   Genie Energy, Ltd. Class B...............................   1,800      14,976
  *GenOn Energy, Inc........................................  80,441     171,339
  #Great Plains Energy, Inc.................................  14,200     289,964
  #Hawaiian Electric Industries, Inc........................  10,300     273,362
   IDACORP, Inc.............................................   5,151     209,852
  #Integrys Energy Group, Inc...............................   8,040     439,306
  #ITC Holdings Corp........................................   5,400     418,284
   Laclede Group, Inc.......................................   2,600     102,388
   MDU Resources Group, Inc.................................  18,450     423,243
  #MGE Energy, Inc..........................................   2,398     109,685
   Middlesex Water Co.......................................   1,920      35,635
   National Fuel Gas Co.....................................   7,501     354,947
   New Jersey Resources Corp................................   4,497     194,450
   NextEra Energy, Inc......................................  40,019   2,575,223
   NiSource, Inc............................................  30,412     749,656
   Northeast Utilities, Inc.................................  30,410   1,118,176
   Northwest Natural Gas Co.................................   2,797     127,823
   NorthWestern Corp........................................   3,600     127,872
  *NRG Energy, Inc..........................................  26,300     447,100
  #NV Energy, Inc...........................................  23,000     382,950
   OGE Energy Corp..........................................  10,100     544,996

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
                                                                 SHARES         VALUE+
                                                               ------------ --------------
Utilities -- (Continued)
   ONEOK, Inc.................................................       10,700 $      919,023
  #Ormat Technologies, Inc....................................        1,700         33,609
   Otter Tail Corp............................................        3,400         74,664
  #Pepco Holdings, Inc........................................       24,300        459,756
   PG&E Corp..................................................       40,503      1,789,423
  #Piedmont Natural Gas Co....................................        7,900        240,792
   Pinnacle West Capital Corp.................................       11,615        561,585
   PNM Resources, Inc.........................................        8,150        152,894
   Portland General Electric Co...............................        8,207        211,987
   PPL Corp...................................................       58,900      1,610,915
   Progress Energy, Inc.......................................       28,450      1,514,109
   Public Service Enterprise Group, Inc.......................       51,741      1,611,732
   Questar Corp...............................................       18,500        365,375
   RGC Resources, Inc.........................................          200          3,660
  #SCANA Corp.................................................       13,100        604,172
   Sempra Energy..............................................       23,700      1,534,338
   SJW Corp...................................................        2,210         53,261
   South Jersey Industries, Inc...............................        3,300        162,525
   Southern Co. (The).........................................       87,879      4,037,161
   Southwest Gas Corp.........................................        4,835        203,167
 #*Synthesis Energy Systems, Inc..............................        2,352          3,293
   TECO Energy, Inc...........................................       20,055        361,391
  *UGI Corp...................................................       11,059        322,702
   UIL Holdings Corp..........................................        5,331        183,226
   UniSource Energy Corp......................................        3,800        138,320
   Unitil Corp................................................        1,200         31,752
   Vectren Corp...............................................        8,800        259,160
   Westar Energy, Inc.........................................       12,153        348,670
   WGL Holdings, Inc..........................................        5,507        220,886
   Wisconsin Energy Corp......................................       23,400        862,056
   Xcel Energy, Inc...........................................       49,779      1,347,020
   York Water Co..............................................        1,100         19,217
                                                                            --------------
Total Utilities...............................................                  55,270,938
                                                                            --------------
TOTAL COMMON STOCKS...........................................               1,516,917,231
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
 -*Contra Pharmacopeia Contingent Value Rights................          361             --
 -*Emergent Biosolutions, Inc. Contingent Value Rights........          800             --
                                                                            --------------
TOTAL RIGHTS/WARRANTS.........................................                          --
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.....................................          106            106
                                                                            --------------

                                                                 SHARES/
                                                                  FACE
                                                                 AMOUNT
                                                               ------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S) @ DFA Short Term Investment Fund..........................  127,264,658    127,264,658
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $79,098 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $79,343) to be
     repurchased at $76,794................................... $         77         76,794
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL...........................                 127,341,452
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,061,875,818)......................................              $1,644,258,789
                                                                            ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES        VALUE+
                                                             -------     ----------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (15.8%)
  *1-800-FLOWERS.COM, Inc. Class A.......................... 131,657     $  392,338
   A.H. Belo Corp. Class A.................................. 102,154        450,499
  #Aaron's, Inc.............................................  27,821        755,897
   Acme United Corp.........................................   1,842         20,059
  *Aldila, Inc..............................................  13,644         39,295
   Amcon Distributing Co....................................     388         26,070
  #American Greetings Corp. Class A......................... 130,517      2,088,272
  *America's Car-Mart, Inc..................................  44,364      2,038,082
  *Archipelago Learning, Inc................................  45,462        503,264
  *Arctic Cat, Inc..........................................  64,841      2,868,566
   Ark Restaurants Corp.....................................  11,046        168,507
 #*Asbury Automotive Group, Inc.............................  18,200        508,144
  *Ascent Capital Group, Inc. Class A.......................  37,093      1,910,289
  *Ballantyne Strong, Inc...................................  90,050        569,116
 #*Barnes & Noble, Inc...................................... 171,733      3,563,460
   Bassett Furniture Industries, Inc........................  44,057        473,172
 #*Beasley Broadcast Group, Inc. Class A....................  42,442        216,454
  *Beazer Homes USA, Inc.................................... 414,275      1,284,252
   bebe stores, inc......................................... 136,701      1,120,948
   Belo Corp. Class A....................................... 154,138      1,038,890
   Benihana, Inc............................................  47,688        657,618
   Big 5 Sporting Goods Corp................................  10,197         85,349
  *Biglari Holdings, Inc....................................   6,120      2,486,740
  *Bluegreen Corp........................................... 173,693        920,573
   Blyth, Inc...............................................  34,681      3,050,888
  #Bob Evans Farms, Inc..................................... 102,827      3,932,104
  #Bon-Ton Stores, Inc. (The)...............................   2,055         12,741
  #Books-A-Million, Inc.....................................  89,105        284,245
   Bowl America, Inc. Class A...............................  11,489        152,516
 #*Boyd Gaming Corp......................................... 179,677      1,381,716
   Brown Shoe Co., Inc...................................... 171,998      1,566,902
  *Build-A-Bear Workshop, Inc............................... 101,125        456,074
 #*Cabela's, Inc............................................ 228,775      8,649,983
  *Cache, Inc...............................................  63,573        396,696
   Callaway Golf Co......................................... 306,676      1,879,924
  *Cambium Learning Group, Inc..............................  57,897        131,426
  *Canterbury Park Holding Corp.............................   7,625         86,849
   Carriage Services, Inc................................... 171,821      1,288,657
  *Casual Male Retail Group, Inc............................  34,503        108,339
 #*Cavco Industries, Inc....................................  22,377      1,154,653
 #*Central European Media Enterprises, Ltd. Class A.........  11,475         90,767
 #*Charles & Colvard, Ltd...................................  34,736        147,628
  *Charming Shoppes, Inc.................................... 501,772      2,960,455
   Christopher & Banks Corp................................. 131,494        245,894
   Churchill Downs, Inc.....................................  56,570      3,357,995
  *Citi Trends, Inc.........................................     662          7,375
 #*Clear Channel Outdoor Holdings, Inc. Class A.............  82,095        621,459
  *Coast Distribution System, Inc. (The)....................  18,627         42,283
  *Cobra Electronics Corp...................................  19,454         99,021
 #*Collective Brands, Inc................................... 284,985      5,919,138
 #*Conn's, Inc.............................................. 159,725      2,611,504
   Core-Mark Holding Co., Inc...............................  59,460      2,295,156
 #*Corinthian Colleges, Inc.................................  85,503        328,332
   CSS Industries, Inc......................................  42,275        809,566
  *Culp, Inc................................................  36,730        420,558
 #*Cumulus Media, Inc. Class A..............................   8,662         31,443
  *Cybex International, Inc.................................  48,063        111,506
   D.R. Horton, Inc.........................................  25,384        415,028

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Discretionary -- (Continued)
   Dana Holding Corp........................................ 220,780     $ 3,227,804
  *dELiA*s, Inc.............................................  47,628          73,347
  *Delta Apparel, Inc.......................................  17,375         248,636
  #Dillard's, Inc. Class A.................................. 376,468      24,304,774
 #*DineEquity, Inc..........................................  59,800       2,905,084
  *Dixie Group, Inc. (The).................................. 111,017         430,746
 #*Dorman Products, Inc.....................................  73,038       3,489,756
   Dover Downs Gaming & Entertainment, Inc..................  16,136          43,567
  *Dover Motorsports, Inc................................... 109,057         158,133
 #*DreamWorks Animation SKG, Inc. Class A...................  58,102       1,046,417
  *Drew Industries, Inc.....................................   8,623         256,793
 #*Duckwall-ALCO Stores, Inc................................  10,636          85,194
  *E.W. Scripps Co. Class A (The)........................... 235,669       2,158,728
 #*Education Management Corp................................  36,822         456,593
   Educational Development Corp.............................   2,276          10,492
  *Emerson Radio Corp....................................... 234,338         475,706
 #*Entercom Communications Corp.............................  16,285         100,804
   Escalade, Inc............................................  24,227         141,486
  *Exide Technologies....................................... 107,075         308,376
  *Famous Dave's of America, Inc............................     579           5,773
  *Federal-Mogul Corp....................................... 143,795       1,859,269
  #Finish Line, Inc. Class A (The)..........................  69,512       1,547,337
  *Fisher Communications, Inc...............................  37,668       1,235,134
  *Flanigan's Enterprises, Inc..............................   5,016          36,516
   Flexsteel Industries, Inc................................  26,545         531,165
   Foot Locker, Inc......................................... 315,096       9,638,787
   Fred's, Inc. Class A..................................... 235,428       3,371,329
   Frisch's Restaurants, Inc................................  23,920         635,315
  *Fuel Systems Solutions, Inc..............................  21,555         505,465
  *Full House Resorts, Inc..................................  56,970         173,758
  *Furniture Brands International, Inc...................... 178,188         281,537
  *Gaiam, Inc. Class A......................................  47,755         188,632
  #GameStop Corp. Class A................................... 431,501       9,820,963
   Gaming Partners International Corp.......................     100             677
  #Gannett Co., Inc......................................... 412,001       5,693,854
 #*Gaylord Entertainment Co................................. 202,261       6,367,176
  *Genesco, Inc............................................. 101,727       7,629,525
  *G-III Apparel Group, Ltd.................................  65,443       1,757,145
  *Golfsmith International Holdings, Inc....................   6,990          32,713
 #*Gray Television, Inc..................................... 166,823         300,281
  *Gray Television, Inc. Class A............................   3,309           5,129
  *Great Wolf Resorts, Inc.................................. 155,449       1,218,720
  #Group 1 Automotive, Inc.................................. 147,870       8,558,716
  *Hallwood Group, Inc. (The)...............................   7,822          80,567
   Harte-Hanks, Inc......................................... 119,817       1,006,463
 #*Hastings Entertainment, Inc..............................  65,844         133,663
   Haverty Furniture Cos., Inc.............................. 113,862       1,366,344
   Haverty Furniture Cos., Inc. Class A.....................     700           8,610
  *Helen of Troy, Ltd....................................... 138,391       4,788,329
 #*hhgregg, Inc.............................................  49,579         518,596
  *Hollywood Media Corp.....................................  63,704          70,074
   Hooker Furniture Corp....................................  55,054         651,839
   Hot Topic, Inc........................................... 239,349       2,345,620
 #*Iconix Brand Group, Inc.................................. 362,998       5,568,389
  #International Speedway Corp. Class A..................... 130,172       3,474,291
  *Isle of Capri Casinos, Inc............................... 175,885       1,099,281
  *J. Alexander's Corp......................................  38,794         333,240
   JAKKS Pacific, Inc....................................... 172,129       3,282,500
   Jarden Corp..............................................  21,300         893,109
  *Johnson Outdoors, Inc. Class A........................... 101,346       1,871,861
   Jones Group, Inc. (The).................................. 294,821       3,307,892

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Discretionary -- (Continued)
  *Journal Communications, Inc. Class A..................... 239,870     $ 1,005,055
  #KB Home.................................................. 114,704         995,631
  *Kenneth Cole Productions, Inc. Class A...................  36,695         584,551
  *Kid Brands, Inc..........................................  67,945         159,671
  *Kirkland's, Inc..........................................  53,915         789,316
  *Kona Grill, Inc..........................................   1,474           9,920
   Koss Corp................................................     710           3,813
 #*K-Swiss, Inc. Class A....................................  74,096         272,673
   Lacrosse Footwear, Inc...................................  12,729         164,204
  *Lakeland Industries, Inc.................................  34,327         358,717
  *La-Z-Boy, Inc............................................ 233,867       3,524,376
  *LeapFrog Enterprises, Inc................................  80,189         748,965
  *Lee Enterprises, Inc.....................................  68,086          76,937
  #Lennar Corp. Class A..................................... 325,800       9,037,692
   Lennar Corp. Class B Voting..............................  66,537       1,505,732
 #*Life Time Fitness, Inc...................................  26,053       1,213,028
  #Lifetime Brands, Inc.....................................  63,921         744,680
   Lincoln Educational Services Corp........................   2,964          21,756
   Lithia Motors, Inc. Class A.............................. 129,782       3,482,051
 #*Live Nation Entertainment, Inc........................... 413,789       3,748,928
  *Luby's, Inc.............................................. 152,136         931,072
  *M/I Homes, Inc...........................................  95,252       1,266,852
   Mac-Gray Corp............................................  92,718       1,381,498
 #*Madison Square Garden Co. Class A (The)..................  97,139       3,494,090
   Marcus Corp.............................................. 110,907       1,387,447
 #*MarineMax, Inc........................................... 127,066       1,354,524
  *Martha Stewart Living Omnimedia Class A..................  10,800          38,556
 #*McClatchy Co. Class A (The).............................. 307,817         837,262
   MDC Holdings, Inc........................................  87,426       2,457,545
 #*Media General, Inc. Class A..............................  97,766         349,025
  #Men's Wearhouse, Inc. (The).............................. 226,018       8,371,707
  #Meredith Corp............................................   1,000          28,830
  *Meritage Homes Corp......................................  74,502       2,115,112
  *Modine Manufacturing Co.................................. 138,533       1,094,411
 #*Mohawk Industries, Inc................................... 190,548      12,770,527
  *Monarch Casino & Resort, Inc.............................   6,280          60,790
 #*Motorcar Parts of America, Inc...........................  56,988         430,829
   Movado Group, Inc........................................ 105,959       3,003,938
  *MTR Gaming Group, Inc....................................  97,351         495,517
  *Multimedia Games Holding Co., Inc........................  79,646         904,779
  *Nathan's Famous, Inc.....................................   9,601         230,328
  *Nautilus, Inc............................................  52,658         136,384
  *New Frontier Media, Inc..................................  54,680          85,848
  *New York & Co., Inc...................................... 121,740         480,873
  *New York Times Co. Class A (The).........................   4,600          29,026
  *Nobility Homes, Inc......................................     130             939
  *Office Depot, Inc........................................ 481,225       1,462,924
  *OfficeMax, Inc........................................... 134,818         626,904
  *Orbitz Worldwide, Inc....................................  10,198          37,223
  *Orient-Express Hotels, Ltd. Class A...................... 434,311       4,642,785
   Outdoor Channel Holdings, Inc............................ 127,101         940,547
  *P & F Industries, Inc. Class A...........................   2,025           8,950
  *Pacific Sunwear of California, Inc....................... 296,405         435,715
   Penske Automotive Group, Inc............................. 242,862       6,421,271
   Pep Boys--Manny, Moe & Jack (The)........................ 186,824       2,789,282
  *Perfumania Holdings, Inc.................................  27,270         219,251
  *Perry Ellis International, Inc...........................  84,697       1,584,681
  *Pinnacle Entertainment, Inc.............................. 190,559       2,115,205
  *Point.360................................................   7,043           4,438
 #*PulteGroup, Inc.......................................... 210,488       2,071,202
  #PVH Corp................................................. 103,706       9,209,093

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     ----------
Consumer Discretionary -- (Continued)
  *Quiksilver, Inc..........................................   363,383     $1,257,305
   R.G. Barry Corp..........................................     8,193        104,379
 #*Radio One, Inc. Class D..................................    50,923         57,034
  *Reading International, Inc. Class B......................     6,238         37,116
  *Red Lion Hotels Corp.....................................    96,956        808,613
  *Red Robin Gourmet Burgers, Inc...........................    83,659      2,983,280
  #Regis Corp...............................................   255,412      4,686,810
  #Rent-A-Center, Inc.......................................   217,582      7,443,480
  *Rick's Cabaret International, Inc........................    49,664        460,385
  *Rocky Brands, Inc........................................    36,687        519,121
  #Royal Caribbean Cruises, Ltd.............................    59,707      1,634,181
  *Ruby Tuesday, Inc........................................   198,722      1,351,310
  *Ruth's Hospitality Group, Inc............................    39,763        275,160
  *Saga Communications, Inc. Class A........................    25,691        967,523
 #*Saks, Inc................................................   668,861      7,330,717
   Salem Communications Corp. Class A.......................    55,646        298,263
   Scholastic Corp..........................................   140,916      4,304,984
  *School Specialty, Inc....................................    44,478        145,443
   Service Corp. International..............................   529,747      6,134,470
   Shiloh Industries, Inc...................................   200,700      1,844,433
  *Shoe Carnival, Inc.......................................   119,379      2,320,728
 #*Skechers U.S.A., Inc. Class A............................   151,259      2,824,006
   Skyline Corp.............................................    30,526        167,588
  *Smith & Wesson Holding Corp..............................    90,916        750,057
   Sonic Automotive, Inc. Class A...........................     1,600         26,912
   Spartan Motors, Inc......................................   168,977        735,050
   Speedway Motorsports, Inc................................   203,450      3,470,857
  *Sport Chalet, Inc. Class A...............................   132,485        173,555
  *Sport Chalet, Inc. Class B...............................     4,760          8,021
   Stage Stores, Inc........................................   159,243      2,431,641
   Standard Motor Products, Inc.............................   123,563      1,862,094
 #*Standard Pacific Corp....................................   182,038        921,112
  *Stanley Furniture Co., Inc...............................    57,224        257,508
  *Stein Mart, Inc..........................................   124,414        798,738
  *Steinway Musical Instruments, Inc........................    60,208      1,517,844
  #Stewart Enterprises, Inc. Class A........................   381,637      2,411,946
  *Stoneridge, Inc..........................................    14,682        126,559
   Strattec Security Corp...................................    16,204        353,247
   Superior Industries International, Inc...................   144,156      2,466,509
   Superior Uniform Group, Inc..............................    39,336        462,198
  *Syms Corp................................................    44,394        461,254
  *Systemax, Inc............................................   246,135      4,226,138
  *Tandy Brands Accessories, Inc............................    56,879         96,126
   Tandy Leather Factory, Inc...............................    18,463         94,900
 #*Toll Brothers, Inc.......................................   236,222      6,000,039
  *Trans World Entertainment Corp...........................    62,666        139,745
  *Tuesday Morning Corp.....................................   189,888        767,148
  *Unifi, Inc...............................................    94,137      1,046,803
  *Universal Electronics, Inc...............................     8,359        141,434
  #Vail Resorts, Inc........................................    34,600      1,410,988
 #*Valuevision Media, Inc. Class A..........................    34,465         55,833
  *VOXX International Corp..................................   119,926      1,521,861
  #Washington Post Co. Class B..............................    11,184      4,229,453
   Wendy's Co. (The)........................................ 1,405,449      6,844,537
  *West Marine, Inc.........................................   121,225      1,419,545
  *Wet Seal, Inc. Class A (The).............................   193,040        635,102
   Weyco Group, Inc.........................................    10,139        247,290
   Whirlpool Corp...........................................   101,122      6,473,830
 #*WMS Industries, Inc......................................   112,113      2,747,890
  #Wyndham Worldwide Corp...................................   174,630      8,790,874

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             -------   ------------
Consumer Discretionary -- (Continued)
 #*Zale Corp................................................  35,995   $     98,626
                                                                       ------------
Total Consumer Discretionary................................            420,287,164
                                                                       ------------
Consumer Staples -- (3.6%)
   Alico, Inc...............................................   1,977         44,957
  *Alliance One International, Inc.......................... 434,144      1,536,870
   Andersons, Inc. (The)....................................  86,534      4,361,314
  #B&G Foods, Inc...........................................  64,762      1,440,307
  *Bridgford Foods Corp.....................................   2,376         21,681
   Cal-Maine Foods, Inc.....................................   1,000         36,030
   CCA Industries, Inc......................................   9,202         42,881
  *Central Garden & Pet Co..................................  76,034        804,440
 #*Central Garden & Pet Co. Class A......................... 183,043      1,956,730
  *Chiquita Brands International, Inc....................... 223,344      1,898,424
   Coca-Cola Bottling Co. Consolidated......................   6,097        391,123
 #*Constellation Brands, Inc. Class A....................... 264,050      5,703,480
  *Constellation Brands, Inc. Class B.......................     239          5,198
  *Craft Brew Alliance, Inc.................................  90,953        700,338
  *Dean Foods Co............................................ 137,680      1,690,710
 #*Dole Food Co., Inc....................................... 201,181      1,706,015
 #*Elizabeth Arden, Inc.....................................  40,586      1,582,042
  *Farmer Bros. Co..........................................  77,380        704,158
  #Fresh Del Monte Produce, Inc............................. 253,684      5,877,858
   Golden Enterprises, Inc..................................  27,634         96,719
   Griffin Land & Nurseries, Inc............................   9,784        235,599
 #*Hain Celestial Group, Inc (The).......................... 178,430      8,439,739
  *Harbinger Group, Inc.....................................   6,381         32,926
 #*Imperial Sugar Co........................................  22,799         92,336
   Ingles Markets, Inc. Class A.............................  64,005      1,113,047
   Inter Parfums, Inc.......................................  10,013        157,705
   J & J Snack Foods Corp...................................     800         44,848
  *John B. Sanfilippo & Son, Inc............................  48,275        698,056
 #*Mannatech, Inc...........................................   8,479         38,495
   MGP Ingredients, Inc.....................................  75,349        350,373
   Nash-Finch Co............................................  96,036      2,410,504
  *Natural Alternatives International, Inc..................   9,338         61,537
  *Nutraceutical International Corp.........................  63,623        975,341
   Oil-Dri Corp. of America.................................  29,163        617,089
  *Omega Protein Corp....................................... 140,627      1,006,889
   Orchids Paper Products Co................................  10,072        181,296
  *Overhill Farms, Inc......................................   1,320          5,993
  *Pantry, Inc. (The)....................................... 120,626      1,539,188
  *Physicians Formula Holdings, Inc.........................  59,491        184,422
  *Pilgrim's Pride Corp.....................................  27,587        196,971
 #*Post Holdings, Inc.......................................  66,229      1,970,313
  *Prestige Brands Holdings, Inc............................ 268,318      4,558,723
  *Ralcorp Holdings, Inc.................................... 140,259     10,212,258
   Reliv' International, Inc................................   1,105          1,602
  *Seneca Foods Corp. Class A...............................  30,339        706,595
  *Seneca Foods Corp. Class B...............................   1,705         39,863
  *Smart Balance, Inc....................................... 261,902      1,545,222
 #*Smithfield Foods, Inc.................................... 404,799      8,484,587
  #Snyders-Lance, Inc.......................................  15,500        401,140
   Spartan Stores, Inc...................................... 118,247      2,155,643
 #*Spectrum Brands Holdings, Inc............................  81,434      2,810,287
  #SUPERVALU, Inc........................................... 427,943      2,541,981
  *Susser Holdings Corp.....................................  95,254      2,542,329
 #*TreeHouse Foods, Inc.....................................  49,932      2,871,589
  #Universal Corp...........................................  99,709      4,569,663
   Village Super Market, Inc................................  16,233        448,031

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   -----------
Consumer Staples -- (Continued)
   Weis Markets, Inc........................................  47,530   $ 2,119,838
                                                                       -----------
Total Consumer Staples......................................            96,963,293
                                                                       -----------
Energy -- (8.1%)
   Adams Resources & Energy, Inc............................  24,137     1,465,840
   Alon USA Energy, Inc..................................... 131,090     1,185,054
 #*Approach Resources, Inc..................................  85,023     3,050,625
  *Barnwell Industries, Inc.................................  24,887        78,518
  *Basic Energy Services, Inc............................... 139,833     2,013,595
  #Berry Petroleum Co. Class A..............................  77,805     3,544,018
 #*Bill Barrett Corp........................................ 162,823     3,904,496
  *BioFuel Energy Corp......................................   7,751         3,588
   Bolt Technology Corp.....................................  11,898       169,784
 #*BPZ Resources, Inc....................................... 212,236       859,556
   Bristow Group, Inc....................................... 174,043     8,502,001
  *Cal Dive International, Inc.............................. 198,397       767,796
  *Callon Petroleum Co......................................  33,536       194,844
 #*Clayton Williams Energy, Inc.............................   3,200       235,328
  *Comstock Resources, Inc.................................. 137,439     2,414,803
  *Contango Oil & Gas Co....................................   4,000       217,040
  *CREDO Petroleum Corp.....................................   1,751        17,878
  *Crimson Exploration, Inc.................................  89,523       487,900
   Crosstex Energy, Inc..................................... 150,728     2,245,847
  *CVR Energy, Inc.......................................... 315,268     9,571,536
  *Dawson Geophysical Co....................................  44,858     1,204,437
   Delek US Holdings, Inc................................... 143,966     2,346,646
  #DHT Holdings, Inc........................................  44,185        35,348
  *Double Eagle Petroleum Co................................  56,385       309,554
 #*Endeavour International Corp.............................  68,316       852,584
  *Energy Partners, Ltd..................................... 149,039     2,426,355
  *ENGlobal Corp............................................  13,721        27,442
  *Exterran Holdings, Inc................................... 259,145     3,501,049
  *Forbes Energy Services, Ltd..............................   2,238        12,488
 #*Forest Oil Corp..........................................  13,122       174,785
  *GeoResources, Inc........................................  22,317       841,574
 #*GMX Resources, Inc....................................... 159,363       218,327
 #*Green Plains Renewable Energy, Inc....................... 118,960       950,490
   Gulf Island Fabrication, Inc.............................  69,363     1,943,551
 #*Gulfmark Offshore, Inc. Class A.......................... 116,629     5,618,019
 #*Harvest Natural Resources, Inc........................... 171,621     1,180,752
 #*Heckmann Corp............................................ 165,139       627,528
 #*Helix Energy Solutions Group, Inc........................ 609,564    12,441,201
  *Hercules Offshore, Inc................................... 557,729     2,833,263
  *HKN, Inc.................................................  63,272       144,260
  *HollyFrontier Corp....................................... 209,593     6,459,656
 #*Hornbeck Offshore Services, Inc.......................... 151,333     6,299,993
 #*Key Energy Services, Inc................................. 121,025     1,532,176
 #*Lucas Energy, Inc........................................  38,850        72,261
 #*Magnum Hunter Resources Corp.............................  33,400       207,414
  *Matrix Service Co........................................  27,249       371,949
  *Mexco Energy Corp........................................   7,515        54,484
  *Mitcham Industries, Inc..................................  63,118     1,499,684
  *Nabors Industries, Ltd...................................  27,050       450,382
  *Natural Gas Services Group, Inc..........................  68,721       896,122
  *Newpark Resources, Inc................................... 389,176     2,475,159
  #Overseas Shipholding Group, Inc..........................  23,700       277,290
  *Parker Drilling Co....................................... 561,981     2,905,442
 #*Patriot Coal Corp........................................ 148,100       863,423
  #Patterson-UTI Energy, Inc................................ 473,266     7,652,711
   Penn Virginia Corp.......................................  89,169       456,545
  *Petroleum Development Corp............................... 123,466     4,245,996

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Energy -- (Continued)
  *PHI, Inc. Non-Voting.....................................    96,042     $  2,557,598
  *PHI, Inc. Voting.........................................       542           13,480
  *Pioneer Drilling Co......................................   263,671        2,077,727
  *Plains Exploration & Production Co.......................   372,716       15,225,449
  *REX American Resources Corp..............................   107,486        2,981,662
 #*Rex Energy Corp..........................................    80,200          842,902
 #*Rowan Cos., Inc..........................................   328,885       11,356,399
 #*SEACOR Holdings, Inc.....................................    69,842        6,490,417
 #*SemGroup Corp. Class A...................................    23,770          755,886
   SM Energy Co.............................................    12,542          829,152
  #Sunoco, Inc..............................................   152,012        7,492,671
 #*Superior Energy Services, Inc............................    89,277        2,403,337
 #*Swift Energy Co..........................................   167,159        5,056,560
   Teekay Corp..............................................   188,098        6,790,338
  *Tesco Corp...............................................     3,263           53,285
  *Tesoro Corp..............................................   419,582        9,755,282
  *TETRA Technologies, Inc..................................   146,054        1,272,130
  *TGC Industries, Inc......................................     9,106          103,895
  #Tidewater, Inc...........................................   146,594        8,067,068
 #*Triangle Petroleum Corp..................................    64,239          418,196
  *Union Drilling, Inc......................................    81,524          454,089
 #*Unit Corp................................................   103,566        4,375,664
 #*USEC, Inc................................................   606,905          510,771
  *VAALCO Energy, Inc.......................................   105,318          955,234
  *Warren Resources, Inc....................................    79,922          246,959
  #Western Refining, Inc....................................   393,196        7,490,384
  *Willbros Group, Inc......................................   188,556        1,018,202
                                                                           ------------
Total Energy................................................                214,935,124
                                                                           ------------
Financials -- (21.4%)
  *1st Constitution Bancorp.................................       748            6,208
   1st Source Corp..........................................   214,965        4,877,556
  *1st United Bancorp, Inc..................................    23,511          142,477
  *21st Century Holding Co..................................    55,257          243,683
   Access National Corp.....................................     6,906           88,121
  *Affirmative Insurance Holdings, Inc......................    41,536           20,969
 #*Allegheny Corp...........................................       679          232,829
   Alliance Bancorp, Inc. of Pennsylvania...................     2,169           25,160
   Alliance Financial Corp..................................    11,481          350,285
   Allied World Assurance Co. Holdings AG...................   155,508       11,190,356
   Alterra Capital Holdings, Ltd............................   192,947        4,617,222
   Ameriana Bancorp.........................................       945            5,197
 #*American Capital, Ltd.................................... 1,164,025       11,558,768
   American Equity Investment Life Holding Co...............   311,054        3,813,522
  #American Financial Group, Inc............................   370,385       14,415,384
  *American Independence Corp...............................    23,061          101,930
   American National Bankshares, Inc........................    14,790          346,530
  #American National Insurance Co...........................    41,906        2,941,801
  *American River Bankshares................................     7,628           55,532
  *American Safety Insurance Holdings, Ltd..................    58,379        1,105,114
 #*Ameris Bancorp...........................................    67,576          837,942
  *AMERISAFE, Inc...........................................    92,970        2,484,158
  *AmeriServ Financial, Inc.................................   182,092          537,171
  *Arch Capital Group, Ltd..................................    60,909        2,392,506
   Argo Group International Holdings, Ltd...................   146,389        4,224,787
   Aspen Insurance Holdings, Ltd............................   254,728        7,213,897
  #Associated Banc-Corp.....................................   328,656        4,380,984
  #Assurant, Inc............................................   331,133       13,357,905
   Assured Guaranty, Ltd....................................   443,343        6,286,604
   Astoria Financial Corp...................................   224,911        2,179,388
   Atlantic American Corp...................................     6,923           20,284

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     ----------
Financials -- (Continued)
  *Atlantic Coast Financial Corp............................     3,926     $    8,245
   Auburn National Bancorporation, Inc......................       287          6,414
  *AV Homes, Inc............................................    53,900        672,133
   Axis Capital Holdings, Ltd...............................   277,108      9,427,214
   Baldwin & Lyons, Inc. Class A............................       276          7,121
   Baldwin & Lyons, Inc. Class B............................    58,778      1,279,597
   Bancfirst Corp...........................................       700         29,190
   Bancorp of New Jersey, Inc...............................       541          5,018
  *Bancorp, Inc.............................................    66,734        685,358
  #BancorpSouth, Inc........................................   100,570      1,354,678
  *BancTrust Financial Group, Inc...........................    41,338         87,223
   Bank Mutual Corp.........................................   215,224        839,374
   Bank of Kentucky Financial Corp..........................     8,736        220,235
   BankFinancial Corp.......................................   120,828        804,714
   Banner Corp..............................................    21,214        465,647
   Bar Harbor Bankshares....................................    13,518        500,166
  *BBCN Bancorp, Inc........................................   183,485      2,014,665
   BCB Bancorp, Inc.........................................     9,368         97,052
 #*BCSB Bancorp, Inc........................................       891         12,385
  #Beacon Federal Bancorp, Inc..............................     1,771         23,023
  *Beneficial Mutual Bancorp, Inc...........................     7,187         62,311
  *Berkshire Bancorp, Inc...................................     2,534         18,118
   Berkshire Hills Bancorp, Inc.............................   131,482      2,983,327
 #*BofI Holding, Inc........................................    56,878      1,010,722
   Boston Private Financial Holdings, Inc...................   246,430      2,296,728
  *Bridge Capital Holdings..................................    12,594        192,562
   Brookline Bancorp, Inc...................................   214,401      1,925,321
   Bryn Mawr Bank Corp......................................     6,016        129,284
   C&F Financial Corp.......................................       756         23,776
   Calamos Asset Management, Inc............................    13,718        177,237
   California First National Bancorp........................    17,918        284,896
  *Camco Financial Corp.....................................    16,833         40,568
   Camden National Corp.....................................    24,959        811,667
  *Cape Bancorp, Inc........................................     1,782         14,505
  #Capital City Bank Group, Inc.............................    33,323        278,247
   Capital Southwest Corp...................................    24,997      2,392,713
   CapitalSource, Inc.......................................   400,314      2,582,025
   Capitol Federal Financial, Inc...........................    29,404        347,261
   Cardinal Financial Corp..................................   130,098      1,570,283
  *Carolina Bank Holdings, Inc..............................       100            453
   Cash America International, Inc..........................        82          3,833
   Cathay General Bancorp...................................   300,898      5,181,464
   Center Bancorp, Inc......................................    42,304        447,153
   Centerstate Banks, Inc...................................    16,634        133,737
   Central Bancorp, Inc.....................................     5,705        103,318
  *Central Pacific Financial Corp...........................     1,332         18,941
   Century Bancorp, Inc. Class A............................     3,160         86,805
   CFS Bancorp, Inc.........................................   115,207        639,399
   Chemical Financial Corp..................................    84,009      1,854,079
  *Chicopee Bancorp, Inc....................................     8,359        120,370
  #Cincinnati Financial Corp................................   144,287      5,139,503
 #*Citizens Community Bancorp, Inc..........................    29,400        181,398
   Citizens Holding Co......................................     1,122         21,038
   Citizens South Banking Corp..............................    21,973        109,865
 #*Citizens, Inc............................................   169,191      1,625,926
   City Holding Co..........................................     2,832         94,447
   Clifton Savings Bancorp, Inc.............................       100          1,022
  #CNB Financial Corp.......................................       767         12,609
 #*CNO Financial Group, Inc................................. 1,322,576      9,615,128
   CoBiz Financial, Inc.....................................   134,412        840,075
   Codorus Valley Bancorp, Inc..............................     4,586         63,287

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   -----------
Financials -- (Continued)
  *Colonial Financial Services, Inc.........................  14,655   $   197,476
  *Colony Bankcorp, Inc.....................................   4,653        19,101
   Columbia Banking System, Inc.............................  49,165     1,007,391
   Commercial National Financial Corp.......................     907        22,584
  #Community Bank System, Inc...............................  97,526     2,742,431
   Community Trust Bancorp, Inc.............................  22,613       722,485
  *Community West Bancshares................................  16,252        36,973
 #*CompuCredit Holdings Corp................................  91,149       502,231
   Consolidated-Tokoma Land Co..............................   2,437        71,648
  *Consumer Portfolio Services, Inc.........................  71,236       124,663
  *Cowen Group, Inc. Class A................................ 191,847       483,454
   Delphi Financial Group, Inc. Class A..................... 145,622     6,614,151
   Dime Community Bancshares, Inc...........................  11,071       153,444
   Donegal Group, Inc. Class A..............................  72,219       983,623
   Donegal Group, Inc. Class B..............................   6,424       112,420
  *E*Trade Financial Corp................................... 388,505     4,129,808
   Eagle Bancorp Montana, Inc...............................     101         1,035
   Eastern Insurance Holdings, Inc..........................  54,171       828,816
  *Eastern Virginia Bankshares, Inc.........................   7,095        27,316
   ECB Bancorp, Inc.........................................   1,816        17,089
   Edelman Financial Group, Inc............................. 144,807     1,278,646
   EMC Insurance Group, Inc................................. 142,676     2,820,705
   Employers Holdings, Inc..................................  43,824       759,032
  *Encore Bancshares, Inc...................................  31,363       643,255
   Endurance Specialty Holdings, Ltd........................ 188,920     7,590,806
  *Enstar Group, Ltd........................................     600        56,502
   Enterprise Bancorp, Inc..................................   8,081       130,023
   Enterprise Financial Services Corp.......................  37,342       451,465
  #ESB Financial Corp.......................................  30,788       413,483
   ESSA Bancorp, Inc........................................  68,448       667,368
   Evans Bancorp, Inc.......................................   8,434       126,594
   Everest Re Group, Ltd.................................... 113,679    11,265,589
  *Farmers Capital Bank Corp................................   3,376        21,775
   FBL Financial Group, Inc. Class A........................ 128,577     3,744,162
   Federal Agricultural Mortgage Corp. Class A..............   2,471        44,169
   Federal Agricultural Mortgage Corp. Class C..............  43,772     1,000,628
   Fidelity Bancorp, Inc....................................   3,280        35,834
  #Fidelity National Financial, Inc. Class A................ 186,959     3,602,700
   Fidelity Southern Corp...................................  30,448       258,503
   Financial Institutions, Inc..............................  23,700       401,004
  *First Acceptance Corp.................................... 101,596       156,458
   First Advantage Bancorp..................................   5,541        73,169
  #First American Financial Corp............................ 280,395     4,696,616
   First Bancorp............................................  67,295       674,296
   First Bancorp, Inc.......................................  18,788       272,614
  *First Bancshares, Inc....................................   2,300        14,835
   First Bancshares, Inc. (The).............................     171         1,571
   First Busey Corp......................................... 109,742       509,203
   First Business Financial Services, Inc...................   2,294        52,097
  *First California Financial Group, Inc....................  15,015        81,982
   First Citizens BancShares, Inc. Class A..................  20,791     3,603,080
   First Commonwealth Financial Corp........................ 292,189     1,878,775
   First Community Bancshares, Inc..........................  38,892       520,764
   First Defiance Financial Corp............................  37,056       636,622
 #*First Federal Bancshares of Arkansas, Inc................  11,074       104,649
  *First Federal of Northern Michigan Bancorp, Inc..........   7,296        27,105
   First Financial Corp.....................................  59,716     1,791,480
   First Financial Holdings, Inc............................  79,659       919,265
  *First Financial Northwest, Inc........................... 111,813       888,913
   First Interstate BancSystem, Inc.........................  23,290       328,156
   First M&F Corp...........................................  11,390        49,660

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   -----------
Financials -- (Continued)
  *First Marblehead Corp. (The)............................. 187,792   $   199,060
   First Merchants Corp..................................... 144,409     1,780,563
   First Midwest Bancorp, Inc............................... 205,534     2,188,937
   First Niagara Financial Group, Inc....................... 447,047     3,996,600
   First Pactrust Bancorp, Inc..............................  26,332       289,389
  *First Place Financial Corp............................... 147,931        96,155
  *First South Bancorp, Inc.................................     167           720
 #*First United Corp........................................   6,083        50,185
  *First West Virginia Bancorp..............................     811        13,057
   Firstbank Corp...........................................  16,186       161,051
  *FirstCity Financial Corp.................................  56,481       467,098
  #FirstMerit Corp.......................................... 235,464     3,955,795
   Flagstone Reinsurance Holdings SA........................ 305,340     2,290,050
   Flushing Financial Corp.................................. 113,414     1,477,784
  #FNB Corp................................................. 239,624     2,719,732
 #*Forest City Enterprises, Inc............................. 123,124     1,963,828
  *Forestar Group, Inc......................................  21,122       324,856
   Fox Chase Bancorp, Inc...................................  17,179       218,517
   Fulton Financial Corp....................................  27,660       290,153
 #*Genworth Financial, Inc. Class A......................... 525,160     3,156,212
  #German American Bancorp, Inc.............................  61,710     1,174,958
   Glacier Bancorp, Inc.....................................   1,800        26,820
  *Gleacher & Co., Inc......................................   5,865         6,100
  *Global Indemnity P.L.C...................................  59,521     1,071,973
  #Great Southern Bancorp, Inc..............................  24,974       600,375
  *Greene Bancshares, Inc...................................  46,641        76,958
  *Greenlight Capital Re, Ltd. Class A......................   1,500        37,350
  *Guaranty Bancorp......................................... 263,813       514,435
  *Guaranty Federal Bancshares, Inc.........................  14,051       116,061
  *Hallmark Financial Services, Inc......................... 106,414       800,233
   Hampden Bancorp, Inc.....................................  14,730       182,652
  #Hancock Holding Co.......................................  15,520       499,434
  *Hanmi Financial Corp.....................................  15,088       157,368
   Hanover Insurance Group, Inc. (The)...................... 130,327     5,259,998
  #Harleysville Group, Inc.................................. 190,482    11,417,491
   Harleysville Savings Financial Corp......................   1,426        25,098
  *Harris & Harris Group, Inc............................... 148,670       599,140
   Hawthorn Bancshares, Inc.................................   8,116        60,829
   Heartland Financial USA, Inc.............................   8,600       159,272
  *Heritage Commerce Corp...................................  58,229       392,463
   Heritage Financial Corp..................................  13,533       177,282
   Heritage Financial Group, Inc............................   1,394        15,710
   HF Financial Corp........................................  12,333       147,996
  *Hilltop Holdings, Inc.................................... 233,324     1,850,259
   Hingham Institution for Savings..........................     899        51,827
  *HMN Financial, Inc.......................................  24,144        68,810
  *Home Bancorp, Inc........................................   6,423       111,503
   Home BancShares, Inc.....................................     133         3,876
   Home Federal Bancorp, Inc................................  83,022       812,785
   Homeowners Choice, Inc...................................  30,002       420,328
   HopFed Bancorp, Inc......................................  28,833       256,325
   Horace Mann Educators Corp............................... 251,498     4,413,790
  #Horizon Bancorp..........................................   2,529        63,655
   Hudson Valley Holding Corp...............................   4,563        83,640
  #IBERIABANK Corp..........................................  42,944     2,193,150
  *ICG Group, Inc........................................... 298,309     2,827,969
   Independence Holding Co..................................  50,444       536,220
  #Independent Bank Corp. (453836108).......................  60,023     1,684,846
  *Independent Bank Corp. (453838609).......................  39,746       152,227
   Indiana Community Bancorp................................  12,959       295,206
   Infinity Property & Casualty Corp........................ 100,841     5,385,918

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Financials -- (Continued)
   Interactive Brokers Group, Inc. Class A..................  54,700     $  829,799
  #International Bancshares Corp............................ 121,493      2,397,057
  *Intervest Bancshares Corp. Class A.......................  17,894         71,576
  *INTL. FCStone, Inc.......................................  13,556        291,454
 #*Investment Technology Group, Inc......................... 137,565      1,403,163
   Investors Title Co.......................................   7,764        395,731
  *Jacksonville Bancorp, Inc................................   1,456          3,800
  *Janus Capital Group, Inc.................................  89,946        681,791
  *Jefferson Bancshares, Inc................................   4,587          9,289
   JMP Group, Inc...........................................  43,794        324,514
   Kaiser Federal Financial Group, Inc......................   2,946         41,215
  #KBW, Inc.................................................  19,622        334,359
  #Kemper Corp.............................................. 260,246      7,804,778
   Kentucky First Federal Bancorp...........................     496          4,340
  *Knight Capital Group, Inc................................ 256,454      3,369,806
   Lake Shore Bancorp, Inc..................................   1,066         10,660
   Lakeland Bancorp, Inc.................................... 115,489      1,055,569
   Lakeland Financial Corp..................................  19,007        494,942
   Landmark Bancorp, Inc....................................   2,052         42,045
   Legg Mason, Inc.......................................... 221,017      5,761,913
   LNB Bancorp, Inc.........................................  50,800        335,280
  *Louisiana Bancorp, Inc...................................   4,919         79,688
  *LSB Financial Corp.......................................     751         12,767
 #*Macatawa Bank Corp....................................... 125,068        423,981
  *Magyar Bancorp, Inc......................................   6,751         32,337
   Maiden Holdings, Ltd..................................... 113,116        938,863
   MainSource Financial Group, Inc.......................... 121,160      1,416,360
  *Malvern Federal Bancorp, Inc.............................     125          1,062
   Marlin Business Services Corp............................  61,664        905,228
   Mayflower Bancorp, Inc...................................     475          4,137
   MB Financial, Inc........................................ 168,311      3,478,988
 #*MBIA, Inc................................................ 719,201      7,249,546
  *MBT Financial Corp.......................................  53,266        161,929
  #MCG Capital Corp......................................... 415,169      1,739,558
   Meadowbrook Insurance Group, Inc......................... 304,341      2,687,331
   Medallion Financial Corp.................................  94,078      1,028,273
 #*Mercantile Bank Corp.....................................  21,073        314,831
   Merchants Bancshares, Inc................................  12,577        338,070
  *Meridian Interstate Bancorp, Inc.........................  12,148        162,783
   Meta Financial Group, Inc................................  10,537        222,015
  *Metro Bancorp, Inc.......................................  61,737        714,297
  *MetroCorp Bancshares, Inc................................  14,362        165,163
 #*MGIC Investment Corp..................................... 432,592      1,496,768
   MicroFinancial, Inc......................................  47,656        324,061
   Mid Penn Bancorp, Inc....................................     262          2,596
   MidSouth Bancorp, Inc....................................  38,730        546,093
   MidWestOne Financial Group, Inc..........................  16,967        354,610
   Montpelier Re Holdings, Ltd.............................. 304,675      6,251,931
   MSB Financial Corp.......................................   3,000         18,000
   MutualFirst Financial, Inc...............................  17,676        178,704
 #*NASDAQ OMX Group, Inc. (The)............................. 406,131      9,978,639
 #*National Financial Partners Corp......................... 138,264      2,039,394
   National Interstate Corp.................................   1,283         30,792
   National Penn Bancshares, Inc............................ 213,785      1,971,098
   National Security Group, Inc.............................     193          1,718
   National Western Life Insurance Co. Class A..............   5,767        784,658
   Naugatuck Valley Financial Corp..........................   1,247          9,315
  *Navigators Group, Inc. (The).............................  79,136      3,758,960
   Nelnet, Inc. Class A..................................... 109,310      2,822,384
  *New Century Bancorp, Inc.................................   6,103         26,365
   New England Bancshares, Inc..............................     902          9,706

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
   New Hampshire Thrift Bancshares, Inc.....................    16,158     $   209,246
  *NewBridge Bancorp........................................    51,416         224,174
  *Newport Bancorp, Inc.....................................     1,200          16,500
  *NewStar Financial, Inc...................................   217,583       2,582,710
   Nicholas Financial, Inc..................................     4,660          61,652
   North Central Bancshares, Inc............................     3,500         106,435
  *North Valley Bancorp.....................................     2,889          36,344
  #Northeast Bancorp........................................       522           5,442
   Northeast Community Bancorp, Inc.........................    50,944         297,004
  #Northfield Bancorp, Inc..................................     1,045          14,588
   Northrim Bancorp, Inc....................................    24,258         532,221
   Northwest Bancshares, Inc................................    11,585         142,727
   Norwood Financial Corp...................................     2,332          62,964
   Ocean Shore Holding Co...................................     2,593          29,690
   OceanFirst Financial Corp................................    26,666         388,524
 #*Ocwen Financial Corp.....................................   110,638       1,649,613
   Ohio Valley Banc Corp....................................     1,614          30,666
  #Old National Bancorp.....................................    80,804       1,035,907
   Old Republic International Corp..........................   665,413       6,620,859
 #*Old Second Bancorp, Inc..................................    56,217          91,634
  *OmniAmerican Bancorp, Inc................................     6,699         134,315
   OneBeacon Insurance Group, Ltd. Class A..................    71,265       1,014,101
   Oppenheimer Holdings, Inc. Class A.......................     3,387          57,782
   Oriental Financial Group, Inc............................   112,915       1,334,655
   Oritani Financial Corp...................................     1,900          28,158
   Pacific Continental Corp.................................    27,098         240,901
  *Pacific Mercantile Bancorp...............................    58,804         351,060
  *Pacific Premier Bancorp, Inc.............................    15,952         124,107
  *Park Sterling Corp.......................................    19,605          92,340
   PartnerRe, Ltd...........................................   155,813      10,847,701
  *Patriot National Bancorp.................................     8,731          15,367
   Peapack-Gladstone Financial Corp.........................    21,165         322,343
 #*Penson Worldwide, Inc....................................    73,953          36,015
   Peoples Bancorp of North Carolina........................     4,643          38,096
   Peoples Bancorp, Inc.....................................    55,939       1,028,718
   People's United Financial, Inc...........................   314,078       3,875,723
 #*PHH Corp.................................................   262,166       4,063,573
  *Phoenix Cos., Inc. (The).................................   555,107       1,165,725
  *PICO Holdings, Inc.......................................    84,433       2,027,236
  *Pinnacle Financial Partners, Inc.........................   172,620       3,158,946
  *Piper Jaffray Cos., Inc..................................    72,195       1,750,729
   Platinum Underwriters Holdings, Ltd......................   179,685       6,580,065
  *Popular, Inc............................................. 1,485,917       2,644,932
   Porter Bancorp, Inc......................................     4,952           9,904
  *Preferred Bank...........................................     6,272          77,898
  *Premier Financial Bancorp, Inc...........................    17,459         135,831
   Presidential Life Corp...................................   183,075       2,120,008
  #PrivateBancorp, Inc......................................     1,500          23,595
   ProAssurance Corp........................................    51,600       4,545,444
  #Protective Life Corp.....................................   263,755       7,717,471
   Provident Financial Holdings, Inc........................    12,601         135,965
   Provident Financial Services, Inc........................   237,143       3,486,002
   Provident New York Bancorp...............................   197,664       1,668,284
   Prudential Bancorp, Inc. of Pennsylvania.................       166             915
  #Pulaski Financial Corp...................................    44,928         336,960
   QC Holdings, Inc.........................................   104,573         428,749
   QCR Holdings, Inc........................................     2,083          24,809
  #Radian Group, Inc........................................   349,166       1,089,398
  #Reinsurance Group of America, Inc........................   235,808      13,709,877
  #Renasant Corp............................................   132,745       2,123,920
   Republic Bancorp, Inc. Class A...........................     8,238         193,840

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                             ---------   ----------
Financials -- (Continued)
  *Republic First Bancorp, Inc..............................     4,394   $    9,491
   Resource America, Inc. Class A...........................    89,199      623,501
  *Riverview Bancorp, Inc...................................    33,968       59,444
  #RLI Corp.................................................    38,289    2,637,346
   Rockville Financial, Inc.................................     9,054      106,022
  #Roma Financial Corp......................................       311        2,936
 #*Royal Bancshares of Pennsylvania, Inc. Class A...........     2,632        3,948
  *Rurban Financial Corp....................................     1,320        6,336
   S&T Bancorp, Inc.........................................    84,218    1,576,561
  *Safeguard Scientifics, Inc...............................    64,743    1,059,195
   Safety Insurance Group, Inc..............................    73,487    2,928,457
   Salisbury Bancorp, Inc...................................       490       12,248
   Sandy Spring Bancorp, Inc................................    96,827    1,743,854
 #*Savannah Bancorp, Inc. (The).............................    15,156       77,296
   SCBT Financial Corp......................................    21,002      722,259
   SeaBright Holdings, Inc..................................   114,670    1,030,883
  *Seacoast Banking Corp. of Florida........................     2,500        4,050
   Selective Insurance Group, Inc...........................   261,594    4,575,279
   Shore Bancshares, Inc....................................     8,056       51,558
   SI Financial Group, Inc..................................    18,503      212,784
   Sierra Bancorp...........................................     2,845       26,060
   Simmons First National Corp. Class A.....................   117,944    2,870,757
   Somerset Hills Bancorp...................................    18,699      162,962
  *Southcoast Financial Corp................................    14,454       34,545
  *Southern Community Financial Corp........................   120,522      337,462
  *Southern Connecticut Bancorp, Inc........................       800        1,472
  *Southern First Bancshares, Inc...........................    13,512      116,203
   Southern Missouri Bancorp, Inc...........................       931       22,921
   Southern National Bancorp of Virginia, Inc...............     1,185        8,176
   Southside Bancshares, Inc................................    24,398      497,715
  *Southwest Bancorp, Inc...................................    88,280      802,465
   Southwest Georgia Financial Corp.........................       731        6,078
  #StanCorp Financial Group, Inc............................    51,216    1,965,670
   State Auto Financial Corp................................   163,545    2,343,600
   StellarOne Corp..........................................   110,540    1,382,855
   Sterling Bancorp.........................................    18,165      172,749
   Stewart Information Services Corp........................    47,396      697,669
  *Stratus Properties, Inc..................................    42,734      388,238
  *Suffolk Bancorp..........................................       328        3,897
  *Sun Bancorp, Inc.........................................    89,960      259,984
   Susquehanna Bancshares, Inc..............................   689,408    7,149,159
  *Sussex Bancorp...........................................     5,512       27,753
   SWS Group, Inc...........................................    81,934      462,108
  #Symetra Financial Corp...................................    52,856      642,729
   Synovus Financial Corp................................... 1,012,587    2,126,433
 #*Taylor Capital Group, Inc................................    46,800      651,456
   TCF Financial Corp.......................................    43,619      500,310
   Teche Holding Co.........................................     3,776      140,958
   Territorial Bancorp, Inc.................................     6,390      138,791
 #*Texas Capital Bancshares, Inc............................       987       37,220
   TF Financial Corp........................................     7,550      188,750
   Thomas Properties Group, Inc.............................   202,000      985,760
  *Timberland Bancorp, Inc..................................    59,792      304,341
   Tompkins Financial Corp..................................     6,601      249,848
  *Tower Financial Corp.....................................     4,978       52,468
   Tower Group, Inc.........................................    39,118      844,166
  #TowneBank................................................    53,945      702,364
  *Tree.com, Inc............................................    31,489      251,912
   TriCo Bancshares.........................................    19,674      323,441
   TrustCo Bank Corp........................................    27,451      150,157
  #Trustmark Corp...........................................    88,682    2,256,957

                                     1000

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Financials -- (Continued)
  #UMB Financial Corp.......................................     600     $     28,830
  #Umpqua Holdings Corp..................................... 504,013        6,673,132
  *Unico American Corp......................................  35,600          417,588
   Union First Market Bankshares Corp....................... 106,323        1,484,269
  *United Bancshares, Inc...................................     190            1,539
  #United Bankshares, Inc...................................  42,148        1,113,972
   United Community Bancorp.................................   1,325            7,288
  *United Community Banks, Inc..............................  34,000          319,940
  *United Community Financial Corp.......................... 257,483          414,548
   United Financial Bancorp, Inc............................  97,879        1,569,979
   United Fire Group, Inc................................... 106,232        1,829,315
 #*United Security Bancshares...............................   1,392            3,466
  *Unity Bancorp, Inc.......................................  22,377          138,066
   Universal Insurance Holdings, Inc........................  36,336          150,431
   Univest Corp. of Pennsylvania............................  13,878          223,436
   Validus Holdings, Ltd.................................... 254,455        8,269,787
   ViewPoint Financial Group, Inc...........................  28,419          452,146
  *Virginia Commerce Bancorp, Inc...........................  99,007          775,225
   VIST Financial Corp......................................  10,990          128,583
   VSB Bancorp, Inc.........................................   1,342           14,413
   Washington Banking Co....................................  14,325          199,690
   Washington Federal, Inc.................................. 132,551        2,324,945
   Washington Trust Bancorp, Inc............................  13,213          312,752
  *Waterstone Financial, Inc................................   5,158           16,248
   Wayne Savings Bancshares, Inc............................   1,300           11,362
   Webster Financial Corp................................... 215,323        4,894,292
   WesBanco, Inc............................................ 186,735        3,824,333
   West Bancorporation, Inc.................................  90,768          871,373
  *West Coast Bancorp.......................................  23,991          468,784
  *Western Alliance Bancorp.................................  99,513          873,724
   Westfield Financial, Inc................................. 114,894          858,258
   White River Capital, Inc.................................   2,142           48,409
  *Wilshire Bancorp, Inc....................................  94,457          506,290
  #Wintrust Financial Corp.................................. 145,177        5,245,245
  *WSB Holdings, Inc........................................   4,188           14,344
   WSFS Financial Corp......................................   2,795          111,548
   WVS Financial Corp.......................................   1,304           10,080
  *Yadkin Valley Financial Corp.............................  40,936          133,451
  #Zions Bancorporation..................................... 153,993        3,139,917
  *ZipRealty, Inc...........................................  93,756          127,508
                                                                         ------------
Total Financials............................................              570,779,838
                                                                         ------------
Health Care -- (5.4%)
  *Accuray, Inc.............................................  56,052          431,600
  *Addus HomeCare Corp......................................   4,470           20,651
  *ADVENTRX Pharmaceuticals, Inc............................  50,696           29,809
  *Affymetrix, Inc.......................................... 296,046        1,308,523
 #*Air Methods Corp.........................................   5,031          423,157
  *Albany Molecular Research, Inc........................... 177,862          567,380
  *Alere, Inc............................................... 176,474        4,215,964
  *Allied Healthcare Products, Inc..........................  26,236           85,923
  *Almost Family, Inc.......................................   7,071          172,391
  *Alphatec Holdings, Inc...................................  91,470          199,405
  *AMAG Pharmaceuticals, Inc................................     954           14,940
  *Amedisys, Inc............................................  58,906          867,685
  *American Shared Hospital Services........................   8,624           28,416
  *AMN Healthcare Services, Inc.............................  74,221          498,023
  *Amsurg Corp..............................................  73,313        2,108,482
   Analogic Corp............................................     500           34,105
  *AngioDynamics, Inc....................................... 139,840        1,731,219
  *Anika Therapeutics, Inc..................................  69,147        1,179,648

                                     1001

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Health Care -- (Continued)
   Arrhythmia Research Technology, Inc......................   1,132     $     3,453
   Assisted Living Concepts, Inc............................ 111,540       1,997,681
  *Astex Pharmaceuticals, Inc...............................  65,090         114,558
  *BioClinica, Inc..........................................   2,666          15,489
  *BioScrip, Inc............................................ 146,796       1,087,758
  *Cambrex Corp............................................. 172,543       1,118,079
   Cantel Medical Corp...................................... 114,142       2,680,054
  *Capital Senior Living Corp............................... 217,840       2,110,870
  *CardioNet, Inc........................................... 103,782         292,665
  *Celldex Therapeutics, Inc................................  14,600          66,576
  *Chindex International, Inc...............................     618           6,038
  *Community Health Systems, Inc............................ 199,049       4,844,853
   CONMED Corp.............................................. 176,439       5,044,391
  #Cooper Cos., Inc. (The)..................................  95,743       8,441,660
   Coventry Health Care, Inc................................ 383,447      11,499,576
  *Cross Country Healthcare, Inc............................ 171,944         792,662
  *CryoLife, Inc............................................  31,332         165,746
  *Cumberland Pharmaceuticals, Inc..........................  73,365         537,032
  *Cutera, Inc..............................................  75,322         662,834
  *Cynosure, Inc. Class A...................................  48,648       1,005,554
   Daxor Corp...............................................  10,080          92,232
  *Digirad Corp.............................................  50,370         110,310
  *Dynacq Healthcare, Inc...................................   6,462           5,687
   Ensign Group, Inc. (The).................................  10,030         267,901
  *Enzo Biochem, Inc........................................ 112,914         309,384
 #*Enzon Pharmaceuticals, Inc...............................  29,498         183,773
  *eResearch Technology, Inc................................  54,465         430,274
  *Exactech, Inc............................................   3,993          61,892
  *Five Star Quality Care, Inc.............................. 128,578         441,023
  *Furiex Pharmaceuticals, Inc..............................   5,060          72,712
  *Gentiva Health Services, Inc............................. 124,365       1,029,742
  *Greatbatch, Inc.......................................... 128,397       2,990,366
  *Hanger Orthopedic Group, Inc.............................  26,246         618,093
  *Harvard Bioscience, Inc.................................. 148,250         591,518
  *Healthways, Inc.......................................... 133,818         892,566
  *Hi-Tech Pharmacal Co., Inc...............................  13,154         428,689
 #*Hologic, Inc............................................. 504,869       9,653,095
  *ICU Medical, Inc.........................................   2,903         152,378
  *Idera Pharmaceuticals, Inc............................... 131,568         178,932
 #*Infinity Pharmaceuticals, Inc............................     170           2,295
  *IntegraMed America, Inc..................................  87,904       1,089,131
   Invacare Corp............................................ 121,743       1,929,627
  *Iridex Corp..............................................  16,140          67,627
  *IRIS International, Inc..................................     764           9,993
   Kensey Nash Corp.........................................     986          28,032
   Kewaunee Scientific Corp.................................  10,051          83,876
  *Kindred Healthcare, Inc.................................. 156,781       1,511,369
  *K-V Pharmaceutical Co. Class B...........................     466             671
 #*Lannet Co., Inc..........................................  92,274         363,560
  *LCA-Vision, Inc..........................................  83,664         619,114
   LeMaitre Vascular, Inc...................................  69,901         377,465
  *LHC Group, Inc...........................................  10,324         182,838
 #*LifePoint Hospitals, Inc................................. 217,249       8,477,056
 #*Magellan Health Services, Inc............................   7,736         342,550
  *Maxygen, Inc............................................. 164,597         929,973
  *MedAssets, Inc...........................................  47,865         603,578
  *MedCath Corp............................................. 116,120         916,187
  *Medical Action Industries, Inc...........................  84,668         467,367
  *MediciNova, Inc..........................................   2,650           7,950
  *Medtox Scientific, Inc...................................  28,790         636,259
  *Metropolitan Health Networks, Inc........................   1,062           7,944

                                     1002

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Health Care -- (Continued)
  *Misonix, Inc.............................................  28,468     $     55,513
 #*Molina Healthcare, Inc................................... 121,269        3,110,550
  *Myrexis, Inc.............................................  15,161           45,786
   National Healthcare Corp.................................   3,984          181,670
  *Natus Medical, Inc....................................... 116,944        1,431,395
  #Omnicare, Inc............................................ 312,425       10,884,887
  *Omnicell, Inc............................................  19,777          282,218
  *Orthofix International N.V...............................      82            3,380
  *Palomar Medical Technologies, Inc........................  14,642          127,385
  *PDI, Inc.................................................  94,402          765,600
  #PerkinElmer, Inc.........................................  44,813        1,236,839
  *PharMerica Corp.......................................... 150,112        1,781,829
 #*PhotoMedex, Inc..........................................     414            6,371
  *Progenics Pharmaceuticals, Inc...........................   5,584           61,368
  *Providence Service Corp. (The)...........................  16,447          231,245
  *Repligen Corp............................................ 106,538          469,833
  *Rochester Medical Corp...................................   4,519           45,461
  *RTI Biologics, Inc....................................... 222,697          779,440
  *SciClone Pharmaceuticals, Inc............................ 190,490        1,141,035
 #*Select Medical Holdings Corp.............................  39,721          340,409
  *Skilled Healthcare Group, Inc. Class A...................  75,326          577,750
  *Solta Medical, Inc.......................................  47,122          153,146
   Span-American Medical System, Inc........................  12,454          204,868
  *SRI/Surgical Express, Inc................................  25,663           96,750
  *Strategic Diagnostics, Inc...............................  38,143           67,895
 #*Sucampo Pharmaceuticals, Inc. Class A....................  41,716          347,077
  *Sun Healthcare Group, Inc................................  39,056          282,375
  *SunLink Health Systems, Inc..............................  12,035           14,803
  *SurModics, Inc...........................................  14,943          221,007
  *Symmetry Medical, Inc.................................... 147,122        1,046,037
   Teleflex, Inc............................................ 100,291        6,285,237
  *Theragenics Corp......................................... 181,929          312,918
  *TranS1, Inc..............................................  17,755           63,030
 #*Transcept Pharmaceuticals, Inc...........................  46,250          415,788
  *Triple-S Management Corp. Class B........................  97,966        2,063,164
  *Universal American Corp.................................. 390,226        3,582,275
   Utah Medical Products, Inc...............................   1,047           33,158
  *ViroPharma, Inc.......................................... 381,204        8,291,187
  *WellCare Health Plans, Inc...............................   1,285           78,616
 #*Wright Medical Group, Inc................................ 110,524        2,059,062
   Young Innovations, Inc...................................  31,812        1,081,608
                                                                         ------------
Total Health Care...........................................              143,829,844
                                                                         ------------
Industrials -- (14.1%)
  *A.T. Cross Co. Class A...................................  71,426          819,970
   AAR Corp................................................. 202,622        3,130,510
  #ABM Industries, Inc......................................   1,500           34,920
  *Accuride Corp............................................   5,855           42,449
   Aceto Corp............................................... 186,980        1,682,820
   Acorn Energy, Inc........................................  15,093          188,512
  *Adept Technology, Inc....................................  53,363          310,573
 #*AECOM Technology Corp.................................... 213,036        4,701,705
  *Aegion Corp..............................................  57,119        1,042,422
 #*AeroCentury Corp.........................................   9,884          107,340
  *AGCO Corp................................................  14,529          676,761
  *Air Transport Services Group, Inc........................ 240,871        1,276,616
   Aircastle, Ltd........................................... 308,593        3,749,405
   Alamo Group, Inc.........................................  66,795        2,249,656
 #*Alaska Air Group, Inc....................................  27,618          933,488
   Albany International Corp. Class A.......................  60,269        1,451,278
  #Alexander & Baldwin, Inc................................. 199,071       10,184,472

                                     1003

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
 -*Allied Defense Group, Inc................................  24,210     $  130,250
   Allied Motion Technologies, Inc..........................   1,075          8,654
   Amerco, Inc..............................................  89,112      8,950,409
  *American Railcar Industries, Inc......................... 107,451      2,899,028
  *American Reprographics Co................................ 104,339        569,691
   American Woodmark Corp...................................  54,061        970,395
   Ampco-Pittsburgh Corp....................................  29,626        550,451
  *AMREP Corp...............................................   7,453         57,910
   Apogee Enterprises, Inc.................................. 153,531      2,358,236
   Applied Industrial Technologies, Inc..................... 125,451      4,928,970
  #Argan, Inc...............................................     384          5,599
   Arkansas Best Corp....................................... 114,421      1,755,218
  #Armstrong World Industries, Inc.......................... 100,661      4,433,110
  *Arotech Corp.............................................  33,900         40,341
  *Ascent Solar Technologies, Inc...........................  29,094         18,940
 #*Asset Acceptance Capital Corp............................  52,090        277,119
   Asta Funding, Inc........................................  54,856        465,179
  *Astec Industries, Inc....................................     700         21,903
 #*Atlas Air Worldwide Holdings, Inc........................ 106,470      4,902,943
  *Avalon Holding Corp. Class A.............................  12,727         72,544
 #*Avis Budget Group, Inc................................... 549,560      7,232,210
  #Baltic Trading, Ltd......................................   6,768         31,471
  #Barnes Group, Inc........................................  64,910      1,713,624
   Barrett Business Services, Inc...........................  26,591        526,502
 #*Beacon Roofing Supply, Inc...............................   1,100         29,359
  *BlueLinx Holdings, Inc...................................  74,449        204,735
  #Brady Corp. Class A......................................  63,268      1,963,206
  *Breeze-Eastern Corp......................................   6,840         55,575
  #Briggs & Stratton Corp................................... 147,819      2,675,524
  *Builders FirstSource, Inc................................  46,233        192,792
  *CAI International, Inc...................................  42,197        871,790
   Cascade Corp.............................................  20,590        969,171
  *Casella Waste Systems, Inc. Class A......................  80,164        483,389
 #*CBIZ, Inc................................................  44,134        267,893
   CDI Corp................................................. 122,876      2,179,820
   CECO Environmental Corp..................................  13,400        109,880
   Celadon Group, Inc.......................................  94,818      1,482,005
   Ceradyne, Inc............................................ 128,738      3,259,646
  *Champion Industries, Inc.................................  41,391         35,182
  *Chart Industries, Inc....................................  36,324      2,776,243
  #Chicago Rivet & Machine Co...............................   1,780         33,464
   CIRCOR International, Inc................................  60,362      1,878,465
  *Columbus McKinnon Corp...................................  52,730        781,986
   Comfort Systems USA, Inc.................................  42,908        453,967
   CompX International, Inc.................................   5,744         77,142
  *Consolidated Graphics, Inc...............................  52,049      2,081,440
   Courier Corp.............................................  23,625        242,629
  #Covanta Holding Corp..................................... 220,803      3,543,888
  *Covenant Transportation Group, Inc. Class A..............  76,284        252,500
  *CPI Aerostructures, Inc..................................  27,293        441,874
  *CRA International, Inc...................................  44,458        909,166
  #Curtiss-Wright Corp...................................... 181,247      6,396,207
  *Dolan Co. (The)..........................................  92,147        738,097
   Douglas Dynamics, Inc....................................  19,306        272,794
  *Ducommun, Inc............................................  63,364        747,695
  *Dycom Industries, Inc.................................... 160,497      3,754,025
   Dynamic Materials Corp...................................  10,868        198,667
 #*Eagle Bulk Shipping, Inc................................. 289,908        475,449
   Eastern Co. (The)........................................  34,260        830,805
   Ecology & Environment, Inc. Class A......................   7,348        110,734
  *Encore Capital Group, Inc................................  82,441      1,953,852

                                     1004

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                             ---------   ----------
Industrials -- (Continued)
   Encore Wire Corp.........................................   119,350   $3,042,232
 #*Energy Recovery, Inc.....................................    17,358       36,452
  *EnergySolutions, Inc.....................................   205,300      864,313
  *EnerSys..................................................    72,816    2,544,919
   Ennis, Inc...............................................   135,708    2,138,758
  *EnPro Industries, Inc....................................    59,035    2,444,639
   ESCO Technologies, Inc...................................    72,124    2,481,066
   Espey Manufacturing & Electronics Corp...................    13,355      335,745
 #*Esterline Technologies Corp..............................   118,749    8,133,119
 #*Excel Maritime Carriers, Ltd.............................    68,570      128,226
 #*Exelis, Inc..............................................   148,220    1,708,977
  *Federal Signal Corp......................................   170,800      881,328
  *Flow International Corp..................................    99,830      410,301
  *Franklin Covey Co........................................    80,452      747,399
   FreightCar America, Inc..................................    49,754    1,074,686
  *Frozen Food Express Industries...........................   131,556      172,338
 #*FTI Consulting, Inc......................................   109,169    3,967,201
  *Fuel Tech, Inc...........................................    23,411      108,393
  *Furmanite Corp...........................................     5,153       32,258
   G & K Services, Inc. Class A.............................    90,054    2,959,174
  #GATX Corp................................................   210,456    9,022,249
  *Genco Shipping & Trading, Ltd............................   122,284      654,219
  *Gencor Industries, Inc...................................    32,703      230,556
 #*General Cable Corp.......................................   110,627    3,256,859
  *Geo Group, Inc. (The)....................................   150,547    3,117,828
  *GeoEye, Inc..............................................    23,408      536,511
  *Gibraltar Industries, Inc................................   148,222    2,003,961
  *Global Power Equipment Group, Inc........................     2,493       62,350
  *GP Strategies Corp.......................................    94,414    1,584,267
  #Granite Construction, Inc................................   155,442    4,327,505
   Great Lakes Dredge & Dock Corp...........................   340,250    2,521,252
  *Greenbrier Cos., Inc.....................................   118,537    2,044,763
   Griffon Corp.............................................   289,811    2,872,027
  *H&E Equipment Services, Inc..............................   159,945    3,086,938
   Hardinge, Inc............................................    76,466      862,536
 #*Harsco Corp..............................................    12,304      274,379
  *Hawaiian Holdings, Inc...................................    78,678      445,317
   Heidrick & Struggles International, Inc..................    15,769      307,496
  *Heritage-Crystal Clean, Inc..............................       722       15,270
  *Hill International, Inc..................................    97,657      347,659
  *Hudson Highland Group, Inc...............................   108,545      590,485
 #*Huntington Ingalls Industries, Inc.......................    16,595      654,673
  *Hurco Cos., Inc..........................................    33,133      872,392
  *Huron Consulting Group, Inc..............................     6,141      216,409
  *ICF International, Inc...................................    32,410      808,305
  *InnerWorkings, Inc.......................................     2,974       34,231
  *Innovative Solutions & Support, Inc......................    11,934       48,691
   Insteel Industries, Inc..................................    69,948      795,309
  *Interline Brands, Inc....................................   158,542    3,335,724
   International Shipholding Corp...........................    31,520      666,963
   Intersections, Inc.......................................    88,507    1,064,739
 #*JetBlue Airways Corp..................................... 1,241,249    5,895,933
  *Kadant, Inc..............................................    70,874    1,833,510
   Kaman Corp...............................................    18,803      646,447
 #*KAR Auction Services, Inc................................    33,515      616,676
   Kaydon Corp..............................................    22,460      550,944
   Kelly Services, Inc. Class A.............................   173,500    2,427,265
  *Key Technology, Inc......................................    15,076      197,043
   Kimball International, Inc. Class B......................   137,005      935,744
 #*Korn/Ferry International.................................    67,241    1,085,942
 #*Kratos Defense & Security Solutions, Inc.................    18,695      103,757

                                     1005

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Industrials -- (Continued)
   KSW, Inc.................................................  10,701     $    42,162
   L.B. Foster Co. Class A..................................  24,633         660,411
   L.S. Starrett Co. Class A................................  17,861         230,407
   Lawson Products, Inc.....................................  54,831         798,339
  *Layne Christensen Co.....................................  84,898       1,744,654
  *LMI Aerospace, Inc.......................................  57,594       1,053,394
   LSI Industries, Inc...................................... 111,727         765,330
  *Lydall, Inc.............................................. 112,638       1,188,331
   Manpower, Inc............................................  11,112         473,371
   Marten Transport, Ltd.................................... 162,595       3,425,877
  *Mastech Holdings, Inc....................................     407           2,346
   McGrath RentCorp.........................................  60,834       1,789,736
  *Metalico, Inc............................................ 280,468         908,716
   Met-Pro Corp.............................................  25,700         255,972
  *MFRI, Inc................................................  51,844         362,908
  *Michael Baker Corp.......................................   9,164         206,465
   Miller Industries, Inc...................................  61,625       1,010,650
 #*Mobile Mini, Inc......................................... 193,022       3,640,395
 #*Moog, Inc. Class A.......................................  36,339       1,536,050
  *Moog, Inc. Class B.......................................   2,736         115,514
  #Mueller Industries, Inc..................................  78,555       3,590,749
   Mueller Water Products, Inc. Class A..................... 498,324       1,788,983
   Multi-Color Corp.........................................  32,723         697,654
  *MYR Group, Inc...........................................  73,480       1,228,586
   NACCO Industries, Inc. Class A...........................  24,251       2,751,761
  *National Technical Systems, Inc.......................... 104,047         572,258
  *Navigant Consulting, Inc.................................  74,485       1,036,831
   NL Industries, Inc.......................................  37,233         523,868
  *NN, Inc.................................................. 140,186       1,108,871
  *Northwest Pipe Co........................................  63,265       1,316,545
 #*Ocean Power Technologies, Inc............................  52,168         142,419
  *On Assignment, Inc....................................... 187,749       3,512,784
  *Orion Energy Systems, Inc................................  31,142          65,398
  *Orion Marine Group, Inc..................................   5,719          39,575
 #*Oshkosh Corp.............................................  52,114       1,189,763
 #*Owens Corning, Inc....................................... 367,806      12,634,136
   P.A.M. Transportation Services, Inc......................  60,286         643,252
  *Pacer International, Inc.................................  58,238         350,010
  *Park-Ohio Holdings Corp..................................   4,258          91,930
  *Patrick Industries, Inc..................................   7,869         101,825
  *Patriot Transportation Holding, Inc......................  26,146         574,428
  *PGT, Inc.................................................  17,258          35,206
  *Pike Electric Corp.......................................  94,412         776,067
  *Powell Industries, Inc...................................  10,869         354,438
  *PowerSecure International, Inc...........................  74,598         387,164
   Preformed Line Products Co...............................  20,974       1,210,829
   Providence & Worcester Railroad Co.......................  13,495         215,245
   Quanex Building Products Corp............................  13,125         241,894
 #*Quanta Services, Inc..................................... 356,907       7,894,783
 #*RailAmerica, Inc......................................... 113,936       2,641,036
  *RCM Technologies, Inc....................................  92,190         500,592
 #*Republic Airways Holdings, Inc........................... 173,629         883,772
   Resources Connection, Inc................................  18,302         237,560
  *Roadrunner Transportation Systems, Inc...................  22,509         390,531
  #Robbins & Myers, Inc.....................................  36,322       1,769,245
  #RR Donnelley & Sons Co...................................  36,151         452,249
  *Rush Enterprises, Inc. Class A........................... 216,914       3,921,805
 #*Rush Enterprises, Inc. Class B...........................  51,902         771,264
   Ryder System, Inc........................................ 246,533      12,011,088
  *Saia, Inc................................................  97,694       1,834,693
   Schawk, Inc.............................................. 131,566       1,772,194

                                     1006

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Industrials -- (Continued)
  *Seaboard Corp............................................   2,639     $  5,252,718
   SeaCube Container Leasing, Ltd...........................  10,427          193,421
   Servotronics, Inc........................................   6,561           63,510
   SIFCO Industries, Inc....................................  14,049          273,604
   SkyWest, Inc............................................. 237,809        2,137,903
  *SL Industries, Inc.......................................  12,775          235,060
  *Sparton Corp.............................................  56,079          560,790
   Standard Register Co..................................... 107,172           93,240
   Standex International Corp...............................  74,287        3,273,085
  #Steelcase, Inc. Class A.................................. 222,357        1,921,164
  *Sterling Construction Co., Inc...........................  39,400          385,726
  *Supreme Industries, Inc. Class A.........................  30,333          124,669
  *SYKES Enterprises, Inc...................................  45,063          714,249
   Sypris Solutions, Inc....................................  26,770          107,615
  #TAL International Group, Inc............................. 113,836        4,702,565
  *Tecumseh Products Co. Class A............................  26,018           99,389
  *Tecumseh Products Co. Class B............................   7,143           28,358
 #*Terex Corp...............................................  38,344          868,108
 #*Tetra Tech, Inc..........................................     900           24,030
  #Titan International, Inc.................................  49,700        1,435,833
  *Titan Machinery, Inc.....................................  47,262        1,683,945
  *TRC Cos., Inc............................................  84,024          552,878
  *TriMas Corp.............................................. 179,259        3,945,491
   Trinity Industries, Inc.................................. 277,414        8,211,454
  #Triumph Group, Inc.......................................  82,780        5,200,240
  *Tufco Technologies, Inc..................................   2,746            8,691
  *Tutor Perini Corp........................................ 213,527        3,247,746
  #Twin Disc, Inc...........................................  43,686          958,034
  *Ultralife Corp...........................................  39,321          197,785
  #UniFirst Corp............................................  54,384        3,304,372
  #United Stationers, Inc...................................   1,300           36,868
   Universal Forest Products, Inc...........................  81,505        3,048,287
  *Universal Power Group, Inc...............................   5,390            9,756
  *Universal Security Instruments, Inc......................     793            4,322
   Universal Truckload Services, Inc........................  13,584          211,910
   URS Corp................................................. 209,771        8,665,640
   US Home Systems, Inc.....................................  16,586          145,459
  *USA Truck, Inc...........................................  63,291          435,442
  *Versar, Inc..............................................   1,000            2,310
   Viad Corp................................................ 104,802        1,894,820
   Virco Manufacturing Corp.................................  26,552           47,794
  *Volt Information Sciences, Inc...........................   2,865           20,342
   VSE Corp.................................................   1,501           33,022
  #Watts Water Technologies, Inc. Class A................... 111,125        4,091,622
  *Willdan Group, Inc.......................................  16,551           57,763
  *Willis Lease Finance Corp................................  36,581          477,382
  *XPO Logistics, Inc.......................................   5,599           92,999
                                                                         ------------
Total Industrials...........................................              375,957,018
                                                                         ------------
Information Technology -- (10.9%)
  *Accelrys, Inc............................................ 163,405        1,344,823
 #*Acxiom Corp..............................................   2,200           30,206
  *Advanced Energy Industries, Inc..........................  41,833          499,486
  *Aetrium, Inc.............................................   2,380            1,523
  *Agilysys, Inc............................................ 117,956        1,033,295
  *Alpha & Omega Semiconductor, Ltd.........................   4,964           49,094
   American Software, Inc. Class A..........................  26,158          216,588
 #*Amkor Technology, Inc....................................  20,133          104,088
 #*Amtech Systems, Inc......................................  49,401          344,819
  *ANADIGICS, Inc........................................... 290,487          641,976
  *Analysts International Corp..............................  15,261           73,711

                                     1007

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   -----------
Information Technology -- (Continued)
  *Anaren, Inc.............................................. 110,002   $ 1,984,436
  *AOL, Inc................................................. 189,250     4,738,820
  *Applied Micro Circuits Corp..............................  85,588       477,581
 #*Arris Group, Inc......................................... 446,020     5,767,039
 #*Arrow Electronics, Inc................................... 351,633    14,786,168
   Astro-Med, Inc...........................................  19,318       161,788
  *ATMI, Inc................................................ 124,592     2,617,678
  *AuthenTec, Inc...........................................  21,952        71,344
  *Aviat Networks, Inc...................................... 149,567       381,396
  *Avid Technology, Inc..................................... 146,287     1,271,234
 #*Avnet, Inc............................................... 249,126     8,988,466
   AVX Corp.................................................  89,393     1,135,291
  *Aware, Inc...............................................  44,623       276,663
  *Axcelis Technologies, Inc................................ 181,492       246,829
  *AXT, Inc................................................. 170,997       870,375
   Bel Fuse, Inc. Class A...................................  11,057       216,385
   Bel Fuse, Inc. Class B...................................  48,730       866,907
  *Benchmark Electronics, Inc............................... 255,234     4,053,116
   Black Box Corp...........................................  89,308     2,019,254
  *Brightpoint, Inc.........................................  39,909       244,243
 #*BroadVision, Inc.........................................   4,060        97,846
  *Brocade Communications Systems, Inc...................... 544,261     3,015,206
   Brooks Automation, Inc...................................  75,371       886,363
  *BSQUARE Corp.............................................  33,534       100,602
  *BTU International, Inc...................................   7,174        20,231
 #*CACI International, Inc. Class A......................... 130,456     7,974,775
  *Cascade Microtech, Inc...................................  70,739       340,255
  *Checkpoint Systems, Inc.................................. 123,872     1,357,637
  *CIBER, Inc............................................... 370,400     1,540,864
 #*Coherent, Inc............................................  11,994       630,884
   Cohu, Inc................................................ 138,326     1,518,819
-#*Commerce One LLC.........................................     110            --
   Communications Systems, Inc..............................  41,462       539,421
   Comtech Telecommunications Corp.......................... 102,428     3,167,074
  *Concurrent Computer Corp.................................  35,360       134,368
 #*Convergys Corp........................................... 567,340     7,585,336
 #*CoreLogic, Inc........................................... 185,449     3,096,998
  *Cray, Inc................................................  66,170       737,796
  *CSG Systems International, Inc...........................  36,692       528,365
   CSP, Inc.................................................   4,766        19,684
   CTS Corp................................................. 186,239     1,998,344
  *CyberOptics Corp.........................................  72,104       713,109
   Daktronics, Inc..........................................  11,848        96,443
  *Datalink Corp............................................  25,554       260,140
  *Dataram Corp.............................................  20,311        20,717
   DDi Corp.................................................  78,261     1,015,828
  *Digi International, Inc.................................. 142,974     1,326,799
  *Digimarc Corp............................................   2,101        54,941
  *Ditech Networks, Inc..................................... 196,892       183,110
  *Dot Hill Systems Corp....................................  29,721        37,151
  *DSP Group, Inc........................................... 125,982       823,922
  *Dynamics Research Corp...................................  47,930       344,617
   EarthLink, Inc........................................... 455,209     3,696,297
  *EchoStar Corp. Class A................................... 130,677     3,796,167
  *Edgewater Technology, Inc................................  75,244       300,976
   Electro Rent Corp........................................ 121,441     1,892,051
   Electro Scientific Industries, Inc....................... 199,518     2,845,127
  *Electronics for Imaging, Inc............................. 199,507     3,561,200
 #*EMCore Corp..............................................  30,374       137,290
  *Emulex Corp.............................................. 242,991     2,109,162
  *Entropic Communications, Inc.............................  45,974       194,470

                                     1008

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Information Technology -- (Continued)
   EPIQ Systems, Inc........................................ 139,749     $ 1,587,549
  *ePlus, Inc...............................................  41,062       1,217,899
 #*Euronet Worldwide, Inc...................................  82,212       1,778,246
  *Exar Corp................................................ 221,918       1,757,591
  *Extreme Networks......................................... 321,326       1,230,679
 #*Fairchild Semiconductor International, Inc............... 285,946       4,051,855
  *FormFactor, Inc..........................................  58,274         326,334
  *Frequency Electronics, Inc...............................  28,958         221,529
  *FSI International, Inc...................................  77,020         390,491
  *GigOptix, Inc............................................  18,167          53,411
  *Global Cash Access Holdings, Inc.........................  26,527         224,153
  *Globecomm Systems, Inc................................... 114,562       1,624,489
  *GSI Group, Inc...........................................  15,316         184,864
  *GSI Technology, Inc...................................... 103,525         437,911
  *GTSI Corp................................................  89,141         471,556
  *Hackett Group, Inc. (The)................................ 219,091       1,251,010
  *Harmonic, Inc............................................ 204,726         966,307
 #*Hutchinson Technology, Inc...............................  63,930         131,696
  *I.D. Systems, Inc........................................  60,484         366,533
  #IAC/InterActiveCorp...................................... 347,772      16,745,222
 #*Identive Group, Inc...................................... 107,678         221,817
  *IEC Electronics Corp.....................................     700           3,612
  *iGo, Inc.................................................  17,711          12,929
  *Ikanos Communications, Inc...............................  22,329          17,863
  *Imation Corp............................................. 117,292         680,294
  *InfoSpace, Inc........................................... 184,524       2,053,752
 #*Ingram Micro, Inc. Class A............................... 553,452      10,770,176
  *Innodata Isogen, Inc.....................................     600           3,306
  *Insight Enterprises, Inc................................. 106,344       2,159,847
  *Integrated Device Technology, Inc........................ 273,884       1,854,195
  *Integrated Silicon Solution, Inc......................... 139,849       1,485,196
  *Intermec, Inc............................................  19,389         103,149
  *Internap Network Services Corp........................... 213,404       1,502,364
 #*International Rectifier Corp............................. 168,004       3,667,527
  *Interphase Corp..........................................  38,009         243,258
   Intersil Corp. Class A................................... 315,775       3,243,009
  *Intevac, Inc............................................. 114,179         920,283
  *IntriCon Corp............................................  13,375          94,962
  *IXYS Corp................................................ 111,132       1,384,705
  *JDA Software Group, Inc..................................   1,794          51,811
  *Kemet Corp...............................................  53,152         452,324
  *Key Tronic Corp..........................................  68,452         790,621
   Keynote Systems, Inc.....................................  95,505       1,757,292
 #*KIT Digital, Inc......................................... 146,092         990,504
  *Kopin Corp............................................... 236,190         843,198
  *Kulicke & Soffa Industries, Inc..........................  94,264       1,234,858
  *KVH Industries, Inc......................................  18,438         184,011
  *Lattice Semiconductor Corp............................... 250,599       1,368,271
  *LeCroy Corp..............................................  38,907         402,298
  *LGL Group, Inc. (The)....................................   9,533          69,400
  *Limelight Networks, Inc..................................  86,285         236,421
  *LoJack Corp..............................................     539           2,107
  *LookSmart, Ltd...........................................  97,045          88,311
  *Loral Space & Communications, Inc........................  58,699       3,642,273
  *LTX-Credence Corp........................................  24,716         170,540
  #ManTech International Corp. Class A......................  73,769       2,317,822
   Marchex, Inc. Class B....................................  91,998         320,153
  *Market Leader, Inc.......................................  64,356         233,612
  *Mattson Technology, Inc..................................  23,818          55,734
  *MaxLinear, Inc...........................................   1,155           5,602
  *Measurement Specialties, Inc.............................  48,249       1,723,937

                                     1009

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   ----------
Information Technology -- (Continued)
 #*MEMC Electronic Materials, Inc...........................  30,600   $  109,854
  *MEMSIC, Inc..............................................  21,179       90,646
 #*Mentor Graphics Corp.....................................   2,200       31,790
  *Mercury Computer Systems, Inc............................  91,644    1,209,701
   Methode Electronics, Inc................................. 142,750    1,206,238
  #MKS Instruments, Inc..................................... 136,762    3,781,469
  *ModusLink Global Solutions, Inc.......................... 205,727    1,018,349
 #*Monster Worldwide, Inc...................................  97,544      841,805
  *MoSys, Inc...............................................  21,314       76,730
  *Multi-Fineline Electronix, Inc...........................  14,631      387,575
  *Nanometrics, Inc.........................................  25,418      394,233
  *NAPCO Security Technologies, Inc.........................   2,643        7,903
  *Network Equipment Technologies, Inc......................  66,362       65,035
  *Newport Corp............................................. 145,525    2,484,112
  *Novatel Wireless, Inc.................................... 110,893      320,481
 #*NumereX Corp. Class A....................................     231        2,190
 #*Oclaro, Inc.............................................. 117,354      336,806
  *Official Payments Holdings, Inc.......................... 192,313      913,487
 #*OmniVision Technologies, Inc............................. 130,279    2,399,739
  *Online Resources Corp....................................  63,769      180,466
  *Oplink Communications, Inc............................... 101,264    1,604,022
  #OPNET Technologies, Inc..................................  10,310      238,780
  *Opnext, Inc.............................................. 167,564      199,401
   Optical Cable Corp.......................................  63,413      189,605
 #*OSI Systems, Inc.........................................  43,200    2,888,352
  *PAR Technology Corp......................................  71,852      365,727
   PC Connection, Inc....................................... 232,671    1,866,021
  *PC Mall, Inc............................................. 112,574      695,707
   PC-Tel, Inc.............................................. 110,366      753,800
  *Perceptron, Inc..........................................  78,740      459,842
  *Perficient, Inc..........................................  33,439      401,602
  *Performance Technologies, Inc............................  67,536      151,281
  *Pericom Semiconductor Corp............................... 216,414    1,701,014
  *Pervasive Software, Inc.................................. 204,667    1,266,889
  *Photronics, Inc.......................................... 257,747    1,595,454
  *Planar Systems, Inc......................................  52,408       96,955
  *PLX Technology, Inc......................................  96,598      384,460
  *PMC-Sierra, Inc.......................................... 121,100      856,177
  *Presstek, Inc............................................  18,823       14,961
   QAD, Inc. Class B........................................     465        5,829
  *Qualstar Corp............................................ 101,200      194,304
 #*Quest Software, Inc......................................   2,800       65,156
  *Radisys Corp............................................. 102,391      650,183
   RealNetworks, Inc........................................ 167,370    1,601,731
  *Reis, Inc................................................  48,098      417,972
   RF Industries, Ltd.......................................  21,697       82,449
   Richardson Electronics, Ltd..............................  78,425      988,939
   Rimage Corp..............................................  17,186      156,221
  *Rofin-Sinar Technologies, Inc............................   5,747      144,824
 #*Rosetta Stone, Inc.......................................   1,266       13,242
  *Rudolph Technologies, Inc................................ 124,646    1,346,177
  *Sanmina-SCI Corp......................................... 155,717    1,385,881
  *ScanSource, Inc..........................................     600       19,776
  *SeaChange International, Inc............................. 223,184    1,834,572
  *Selectica, Inc...........................................   1,891        7,337
  *Sigma Designs, Inc....................................... 145,993      804,421
 #*Silicon Graphics International Corp......................   2,251       21,249
  *Silicon Image, Inc.......................................  70,735      424,410
  *Smith Micro Software, Inc................................   7,100       14,271
  *SMTC Corp................................................  12,983       50,504
  *Sonus Networks, Inc...................................... 321,381      909,508

                                     1010

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Information Technology -- (Continued)
  *Soundbite Communications, Inc............................   6,992     $     20,067
 #*SS&C Technologies Holdings, Inc..........................   7,891          187,569
  *Stamps.com, Inc..........................................      48            1,393
  *Standard Microsystems Corp............................... 103,795        2,748,492
  *StarTek, Inc.............................................  84,732          155,060
  *STEC, Inc................................................  86,398          716,239
 #*SunPower Corp............................................  63,103          354,008
  *Supertex, Inc............................................   2,729           55,863
  *Support.com, Inc......................................... 203,710          739,467
  *Sycamore Networks, Inc................................... 148,714        2,318,451
  *Symmetricom, Inc......................................... 269,770        1,499,921
 #*SYNNEX Corp.............................................. 184,957        7,045,012
  *Tech Data Corp........................................... 166,352        8,948,074
  *TechTarget, Inc.......................................... 110,603          822,886
  *TeleCommunication Systems, Inc. Class A.................. 184,097          355,307
   Tellabs, Inc............................................. 308,838        1,164,319
   Telular Corp.............................................  81,726          737,169
   Tessco Technologies, Inc.................................  37,499          749,980
  *Tessera Technologies, Inc................................ 111,350        1,741,514
   TheStreet, Inc........................................... 179,756          363,107
 #*TriQuint Semiconductor, Inc.............................. 418,298        2,041,294
  *TSR, Inc.................................................   4,682           20,414
  *TTM Technologies, Inc.................................... 326,719        3,375,007
  *Ultra Clean Holdings.....................................   8,117           55,601
   United Online, Inc....................................... 362,010        1,715,927
  *UTStarcom Holdings Corp.................................. 422,821          553,896
 #*Veeco Instruments, Inc...................................     745           22,492
  *Viasystems Group, Inc....................................     871           19,415
  *Vicon Industries, Inc....................................  36,465          115,047
  *Video Display Corp.......................................  10,671           45,352
  *Virtusa Corp............................................. 330,049        4,980,439
  *Vishay Intertechnology, Inc.............................. 311,205        3,491,720
 #*Vishay Precision Group, Inc..............................  20,360          294,813
  *Web.com Group, Inc.......................................  37,601          486,933
  *Westell Technologies, Inc. Class A.......................  15,469           35,269
  *WPCS International, Inc..................................  12,639           13,650
  *XO Group, Inc............................................  32,961          305,548
  *X-Rite, Inc..............................................  46,198          255,937
   Xyratex, Ltd.............................................  62,606          909,039
  *Zygo Corp................................................  73,990        1,464,262
                                                                         ------------
Total Information Technology................................              290,251,244
                                                                         ------------
Materials -- (7.7%)
   A. Schulman, Inc......................................... 174,907        4,304,461
 #*A.M. Castle & Co......................................... 131,971        1,767,092
  *AEP Industries, Inc......................................     328           11,437
  #AK Steel Holding Corp.................................... 119,989          890,318
  *American Biltrite, Inc...................................   4,366           21,612
  *American Pacific Corp....................................  38,017          297,293
   American Vanguard Corp...................................   7,000          175,000
  *Arabian American Development Co..........................     400            3,492
  #Ashland, Inc............................................. 210,546       13,868,665
   Boise, Inc............................................... 487,961        3,728,022
   Buckeye Technologies, Inc................................ 172,966        5,605,828
   Cabot Corp...............................................  72,726        3,136,672
 #*Century Aluminum Co...................................... 418,174        3,847,201
  #Chase Corp...............................................  16,464          244,490
  *Chemtura Corp............................................  62,521        1,064,107
 #*Coeur d'Alene Mines Corp................................. 272,130        5,864,402
  #Commercial Metals Co..................................... 309,854        4,579,642
  *Continental Materials Corp...............................   1,419           20,717

                                     1011

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Materials -- (Continued)
  *Core Molding Technologies, Inc...........................  21,952     $    182,421
   Cytec Industries, Inc....................................  73,088        4,646,204
  #Domtar Corp.............................................. 123,167       10,774,649
  *Ferro Corp...............................................  77,087          400,082
   Friedman Industries, Inc.................................  53,664          627,332
  #FutureFuel Corp..........................................   3,746           36,861
  *Georgia Gulf Corp........................................  60,624        2,149,121
 #*Graphic Packaging Holding Co............................. 778,771        4,166,425
  #H.B. Fuller Co...........................................   6,141          202,039
   Haynes International, Inc................................  21,577        1,345,757
  *Headwaters, Inc.......................................... 273,412        1,186,608
  #Hecla Mining Co..........................................  86,185          368,872
  *Horsehead Holding Corp................................... 154,281        1,732,576
   Huntsman Corp............................................ 365,526        5,175,848
  *Innospec, Inc............................................   5,113          154,566
   Kaiser Aluminum Corp.....................................  92,915        4,884,542
  *KapStone Paper & Packaging Corp.......................... 177,278        3,201,641
   KMG Chemicals, Inc.......................................   7,649          131,869
  *Landec Corp.............................................. 128,844          829,755
 #*Louisiana-Pacific Corp................................... 670,853        6,071,220
  *Materion Corp............................................  89,288        2,206,306
   MeadWestavco Corp........................................ 392,981       12,504,655
 #*Mercer International, Inc................................ 187,641        1,287,217
  *Metals USA Holdings Corp.................................   1,912           28,833
  #Minerals Technologies, Inc...............................  53,028        3,558,179
  *Mod-Pac Corp.............................................  17,773          122,811
   Myers Industries, Inc.................................... 180,201        2,978,723
   Neenah Paper, Inc........................................  58,983        1,684,554
   Noranda Aluminum Holding Corp............................   8,254           87,657
  *Northern Technologies International Corp.................  20,514          262,579
   Olympic Steel, Inc.......................................  76,274        1,611,670
  *OM Group, Inc............................................ 174,400        4,206,528
  *Omnova Solutions, Inc....................................   7,014           54,990
   P.H. Glatfelter Co....................................... 220,312        3,432,461
  *Penford Corp.............................................  59,938          497,485
   PolyOne Corp............................................. 245,213        3,398,652
   Quaker Chemical Corp.....................................  43,560        1,890,504
   Reliance Steel & Aluminum Co............................. 200,657       11,214,720
  #Rock-Tenn Co. Class A.................................... 149,967        9,347,443
  *RTI International Metals, Inc............................ 138,449        3,398,923
   Schnitzer Steel Industries, Inc. Class A.................  90,669        3,614,973
   Sealed Air Corp..........................................  26,310          504,626
  *Spartech Corp............................................ 130,511          636,894
   Steel Dynamics, Inc...................................... 147,220        1,879,999
 #*Stillwater Mining Co.....................................  35,728          383,361
 #*SunCoke Energy, Inc......................................  98,021        1,491,885
   Synalloy Corp............................................  27,564          332,697
  #Texas Industries, Inc....................................  82,140        2,760,725
   Tredegar Corp............................................ 173,905        3,017,252
  *United States Lime & Minerals, Inc.......................   2,790          133,836
  #United States Steel Corp................................. 121,194        3,433,426
  *Universal Stainless & Alloy Products, Inc................  44,949        2,085,634
  #Vulcan Materials Co...................................... 170,005        7,277,914
   Wausau Paper Corp........................................ 191,361        1,733,731
   Westlake Chemical Corp................................... 152,521        9,753,718
  #Worthington Industries, Inc.............................. 192,945        3,442,139
 #*Zoltek Cos., Inc......................................... 175,942        1,940,640
                                                                         ------------
Total Materials.............................................              205,897,179
                                                                         ------------
Other -- (0.0%)
 -*Allen Organ Co. Escrow Shares............................     400              658

                                     1012

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES             VALUE+
                                                               ------------     --------------
Other -- (Continued)
 -*Gerber Scientific, Inc. Escrow Shares......................      182,700     $           --
 -*MAIR Holdings, Inc. Escrow Shares..........................      161,133                 --
 -*Petrocorp, Inc. Escrow Shares..............................        4,900                294
 -*Price Communications Liquidation Trust.....................      262,880                 --
                                                                                --------------
Total Other...................................................                             952
                                                                                --------------
Telecommunication Services -- (0.6%)
   Atlantic Tele-Network, Inc.................................        2,790             95,027
  *General Communications, Inc. Class A.......................      155,637          1,182,841
   HickoryTech Corp...........................................       43,817            435,103
   IDT Corp. Class B..........................................       24,108            202,989
 #*Iridium Communications, Inc................................      113,465            997,357
 #*Leap Wireless International, Inc...........................      115,654            648,819
  *MetroPCS Communications, Inc...............................       44,693            326,259
  *Neutral Tandem, Inc........................................        8,418             97,817
   NTELOS Holdings Corp.......................................        7,312            147,849
  *ORBCOMM, Inc...............................................       79,627            259,584
  *Premiere Global Services, Inc..............................       61,811            553,208
  *Primus Telecommunications Group, Inc.......................       15,690            273,006
   Shenandoah Telecommunications Co...........................        1,000             11,150
   SureWest Communications....................................       65,593          1,481,090
  #Telephone & Data Systems, Inc..............................      274,975          6,679,143
 #*United States Cellular Corp................................       48,815          1,914,524
   USA Mobility, Inc..........................................       32,571            420,817
   Warwick Valley Telephone Co................................       13,102            178,711
                                                                                --------------
Total Telecommunication Services..............................                      15,905,294
                                                                                --------------
Utilities -- (0.3%)
   Consolidated Water Co., Ltd................................       11,143             79,895
  *Dynegy, Inc................................................      252,024            103,330
   Genie Energy, Ltd. Class B.................................       60,779            505,681
  *GenOn Energy, Inc..........................................    1,877,171          3,998,374
 #*NRG Energy, Inc............................................       84,480          1,436,160
  #Ormat Technologies, Inc....................................       33,358            659,488
   SJW Corp...................................................       45,220          1,089,802
  *Synthesis Energy Systems, Inc..............................       39,547             55,366
   Unitil Corp................................................       35,662            943,617
                                                                                --------------
Total Utilities...............................................                       8,871,713
                                                                                --------------
TOTAL COMMON STOCKS...........................................                   2,343,678,663
                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
-#*PhotoMedex, Inc. Contingent Value Warrants.................          126                 --
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.....................................    6,496,043          6,496,043
                                                                                --------------

                                                                 SHARES/
                                                                  FACE
                                                                 AMOUNT
                                                               ------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S) @ DFA Short Term Investment Fund..........................  315,386,654        315,386,654
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $768,495 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $770,877) to be
     repurchased at $746,112.................................. $        746            746,108
                                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL...........................                     316,132,762
                                                                                --------------

                                     1013

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CONTINUED

                                                                 VALUE+
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,181,047,254).................................... $2,666,307,468
                                                             ==============

                                     1014

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (14.5%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  65,093 $  193,976
   A.H. Belo Corp. Class A..................................  46,600    205,506
   Aaron's, Inc.............................................   9,307    252,871
   Acme United Corp.........................................   9,349    101,811
 #*Aeropostale, Inc.........................................  78,400  1,738,912
  *AFC Enterprises, Inc.....................................  45,337    774,356
   Ambassadors Group, Inc...................................  27,947    150,634
   Amcon Distributing Co....................................     300     20,157
  *American Axle & Manufacturing Holdings, Inc..............  65,855    638,135
  #American Greetings Corp. Class A.........................  38,825    621,200
 #*American Public Education, Inc...........................   5,700    197,904
  *America's Car-Mart, Inc..................................  25,524  1,172,573
  *Amerigon, Inc............................................  38,322    548,005
   Ameristar Casinos, Inc...................................  33,757    606,951
 #*ANN, Inc.................................................  49,500  1,370,655
  #Arbitron, Inc............................................  21,000    799,050
  *Archipelago Learning, Inc................................  38,850    430,070
  *Arctic Cat, Inc..........................................  28,530  1,262,167
   Ark Restaurants Corp.....................................   5,609     85,565
  *Asbury Automotive Group, Inc.............................  46,541  1,299,425
  *Ascena Retail Group, Inc.................................  52,390  1,072,947
  *Ascent Capital Group, Inc. Class A.......................  17,613    907,070
  *Ballantyne Strong, Inc...................................  38,851    245,538
 #*Bally Technologies, Inc..................................  22,831  1,108,445
 #*Barnes & Noble, Inc......................................  59,350  1,231,512
   Bassett Furniture Industries, Inc........................  26,661    286,339
  *Beasley Broadcast Group, Inc. Class A....................  20,332    103,693
 #*Beazer Homes USA, Inc.................................... 160,534    497,655
   bebe stores, inc......................................... 146,287  1,199,553
   Belo Corp. Class A.......................................  86,057    580,024
   Benihana, Inc............................................  28,557    393,801
   Big 5 Sporting Goods Corp................................  25,448    213,000
  *Biglari Holdings, Inc....................................   2,860  1,162,104
 #*BJ's Restaurants, Inc....................................  36,853  1,591,681
 #*Blue Nile, Inc...........................................   7,319    221,619
  *Bluegreen Corp...........................................  77,510    410,803
   Blyth, Inc...............................................  19,298  1,697,645
   Bob Evans Farms, Inc.....................................  44,644  1,707,187
  *Body Central Corp........................................  28,994    880,548
  #Bon-Ton Stores, Inc. (The)...............................  30,014    186,087
  #Books-A-Million, Inc.....................................  28,867     92,086
   Bowl America, Inc. Class A...............................   1,400     18,585
 #*Boyd Gaming Corp.........................................  69,502    534,470
  *Bravo Brio Restaurant Group, Inc.........................  20,964    423,473
 #*Bridgepoint Education, Inc...............................  25,871    557,779
   Brown Shoe Co., Inc......................................  89,665    816,848
  #Brunswick Corp...........................................  30,204    794,063
  #Buckle, Inc..............................................  11,617    536,473
 #*Buffalo Wild Wings, Inc..................................  18,561  1,556,340
  *Build-A-Bear Workshop, Inc...............................  50,161    226,226
  *Cabela's, Inc............................................  79,425  3,003,059
  *Cache, Inc...............................................  26,006    162,277
   Callaway Golf Co......................................... 119,687    733,681
  *Cambium Learning Group, Inc..............................  47,089    106,892
  *Canterbury Park Holding Corp.............................   7,639     87,008
  *Capella Education Co.....................................  11,906    389,445
  *Caribou Coffee Co., Inc..................................  55,417    909,393
   Carriage Services, Inc...................................  44,161    331,208

                                     1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  *Carrols Restaurant Group, Inc............................  47,521     $  716,617
 #*Carter's, Inc............................................  23,400      1,270,620
  *Casual Male Retail Group, Inc............................ 114,098        358,268
   Cato Corp. Class A.......................................  35,553        989,440
  *Cavco Industries, Inc....................................  15,082        778,231
   CEC Entertainment, Inc...................................  18,900        722,358
 #*Charles & Colvard, Ltd...................................   7,505         31,896
  *Charming Shoppes, Inc.................................... 246,618      1,455,046
 #*Cheesecake Factory, Inc..................................  55,611      1,751,746
   Cherokee, Inc............................................  16,393        212,781
 #*Children's Place Retail Stores, Inc. (The)...............  29,165      1,341,007
   Christopher & Banks Corp.................................  39,362         73,607
   Churchill Downs, Inc.....................................  21,185      1,257,542
  *Citi Trends, Inc.........................................  22,763        253,580
 #*Coinstar, Inc............................................   8,500        533,715
  *Coldwater Creek, Inc.....................................  20,098         19,897
 #*Collective Brands, Inc...................................  86,111      1,788,525
   Collectors Universe, Inc.................................  19,033        306,241
 #*Conn's, Inc..............................................  78,720      1,287,072
   Cooper Tire & Rubber Co..................................  59,616        891,259
   Core-Mark Holding Co., Inc...............................  26,841      1,036,063
 #*Corinthian Colleges, Inc................................. 168,178        645,804
  *Cost Plus, Inc...........................................  53,218      1,030,833
   Cracker Barrel Old Country Store, Inc....................  23,307      1,340,619
  *Crocs, Inc...............................................  68,100      1,375,620
 #*Crown Media Holdings, Inc. Class A.......................  89,259        134,781
   CSS Industries, Inc......................................  20,525        393,054
  *Culp, Inc................................................  35,956        411,696
 #*Cumulus Media, Inc. Class A..............................  71,904        261,012
  *Cybex International, Inc.................................  10,814         25,088
 #*Deckers Outdoor Corp.....................................   6,695        341,512
  *dELiA*s, Inc.............................................  21,097         32,489
  *Delta Apparel, Inc.......................................   5,459         78,118
   Destination Maternity Corp...............................  28,284        561,155
  *Digital Generation, Inc..................................  36,151        335,481
   Dillard's, Inc. Class A..................................  51,751      3,341,045
 #*DineEquity, Inc..........................................  22,844      1,109,762
  *Dixie Group, Inc. (The)..................................  15,145         58,763
   Domino's Pizza, Inc......................................  68,329      2,583,519
  *Dorman Products, Inc.....................................  29,042      1,387,627
   Dover Downs Gaming & Entertainment, Inc..................  26,121         70,527
  *Dover Motorsports, Inc...................................  27,257         39,523
  *Dreams, Inc..............................................     317          1,084
 #*DreamWorks Animation SKG, Inc. Class A...................  35,845        645,568
  *Drew Industries, Inc.....................................  45,584      1,357,492
   DSW, Inc. Class A........................................  41,675      2,344,636
  *Duckwall-ALCO Stores, Inc................................   1,500         12,015
  *E.W. Scripps Co. Class A (The)........................... 107,677        986,321
   Educational Development Corp.............................   2,842         13,102
   Einstein Noah Restaurant Group, Inc......................  29,935        423,580
  *Emerson Radio Corp.......................................  37,654         76,438
 #*Entercom Communications Corp.............................  42,781        264,814
   Entravision Communications Corp..........................  33,925         53,262
   Escalade, Inc............................................   8,906         52,011
   Ethan Allen Interiors, Inc...............................  39,716        921,411
  *Exide Technologies.......................................   9,691         27,910
  *Famous Dave's of America, Inc............................  19,657        195,980
  *Federal-Mogul Corp.......................................   5,386         69,641
  #Finish Line, Inc. Class A (The)..........................  96,347      2,144,684
  *Fisher Communications, Inc...............................  18,237        597,991
  *Flanigan's Enterprises, Inc..............................   1,877         13,665

                                     1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   ----------
Consumer Discretionary -- (Continued)
   Flexsteel Industries, Inc................................   4,929   $   98,629
   Fred's, Inc. Class A.....................................  71,333    1,021,489
   Frisch's Restaurants, Inc................................   5,471      145,310
 #*Fuel Systems Solutions, Inc..............................  41,026      962,060
  *Full House Resorts, Inc..................................  43,994      134,182
  *Furniture Brands International, Inc......................  48,364       76,415
  *Gaiam, Inc. Class A......................................  32,505      128,395
   Gaming Partners International Corp.......................  20,256      137,133
  *Gaylord Entertainment Co.................................  55,237    1,738,861
  *Geeknet, Inc.............................................   6,873      100,002
  *Genesco, Inc.............................................  36,236    2,717,700
  *G-III Apparel Group, Ltd.................................  31,128      835,787
  *Golfsmith International Holdings, Inc....................     100          468
  *Gordmans Stores, Inc.....................................  11,442      243,028
  *Grand Canyon Education, Inc..............................  35,116      610,667
  *Gray Television, Inc..................................... 116,464      209,635
  *Gray Television, Inc. Class A............................     912        1,414
  *Great Wolf Resorts, Inc..................................  66,461      521,054
  #Group 1 Automotive, Inc..................................  35,286    2,042,354
  *Hallwood Group, Inc. (The)...............................   1,645       16,944
   Harte-Hanks, Inc.........................................  86,043      722,761
  *Hastings Entertainment, Inc..............................   4,292        8,713
   Haverty Furniture Cos., Inc..............................  43,931      527,172
   Haverty Furniture Cos., Inc. Class A.....................     457        5,621
  *Helen of Troy, Ltd.......................................  45,191    1,563,609
 #*hhgregg, Inc.............................................  61,733      645,727
 #*Hibbett Sporting Goods, Inc..............................  24,729    1,476,816
  #Hillenbrand, Inc.........................................  39,477      826,648
  *Hollywood Media Corp.....................................  26,966       29,663
   Hooker Furniture Corp....................................  23,888      282,834
   Hot Topic, Inc........................................... 111,042    1,088,212
   HSN, Inc.................................................  26,441    1,023,267
  *Iconix Brand Group, Inc.................................. 102,833    1,577,458
   International Speedway Corp. Class A.....................  45,283    1,208,603
   Interval Leisure Group, Inc..............................  41,838      722,961
 #*iRobot Corp..............................................  15,398      363,547
  *Isle of Capri Casinos, Inc...............................  60,723      379,519
 #*ITT Educational Services, Inc............................   8,500      561,170
  *J. Alexander's Corp......................................  17,720      152,215
 #*Jack in the Box, Inc.....................................  42,100      956,512
   JAKKS Pacific, Inc.......................................  44,222      843,314
  #Jarden Corp..............................................   4,215      176,735
  *Johnson Outdoors, Inc. Class A...........................  18,433      340,458
   Jones Group, Inc. (The)..................................  69,441      779,128
 #*Jos. A. Bank Clothiers, Inc..............................  37,838    1,799,197
  *Journal Communications, Inc. Class A.....................  93,046      389,863
 #*K12, Inc.................................................  25,901      660,476
   KB Home..................................................  41,700      361,956
  *Kenneth Cole Productions, Inc. Class A...................  18,533      295,231
  *Kid Brands, Inc..........................................  34,149       80,250
  *Kirkland's, Inc..........................................  40,537      593,462
  *Knology, Inc.............................................  59,104    1,149,573
  *Kona Grill, Inc..........................................   3,538       23,811
   Koss Corp................................................   8,015       43,041
  *Krispy Kreme Doughnuts, Inc.............................. 149,773    1,097,836
 #*K-Swiss, Inc. Class A....................................  33,194      122,154
   Lacrosse Footwear, Inc...................................  15,457      199,395
  *Lakeland Industries, Inc.................................  10,138      105,942
  *La-Z-Boy, Inc............................................ 116,492    1,755,534
  *LeapFrog Enterprises, Inc................................ 101,530      948,290
  *Learning Tree International, Inc.........................  29,551      168,736

                                     1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   ----------
Consumer Discretionary -- (Continued)
  *Lee Enterprises, Inc.....................................  38,034   $   42,978
  *Libbey, Inc..............................................  35,973      513,335
 #*Life Time Fitness, Inc...................................  34,731    1,617,075
   Lifetime Brands, Inc.....................................  27,625      321,831
  *LIN TV Corp. Class A.....................................  55,257      218,265
   Lincoln Educational Services Corp........................  30,135      221,191
   Lithia Motors, Inc. Class A..............................  51,735    1,388,050
  *Live Nation Entertainment, Inc...........................  65,727      595,487
  *Luby's, Inc..............................................  67,170      411,080
 #*Lumber Liquidators Holdings, Inc.........................  19,524      564,829
  *M/I Homes, Inc...........................................  33,022      439,193
   Mac-Gray Corp............................................  32,445      483,430
  *Madison Square Garden Co. Class A (The)..................  22,099      794,901
  *Maidenform Brands, Inc...................................  31,021      708,209
   Marcus Corp..............................................  45,652      571,107
   Marine Products Corp.....................................  56,950      339,992
 #*MarineMax, Inc...........................................  53,086      565,897
 #*Martha Stewart Living Omnimedia Class A..................  75,564      269,763
   Matthews International Corp. Class A.....................  25,688      770,640
  *McClatchy Co. Class A (The)..............................  40,975      111,452
   MDC Holdings, Inc........................................  39,367    1,106,606
 #*Media General, Inc. Class A..............................  41,765      149,101
   Men's Wearhouse, Inc. (The)..............................  68,501    2,537,277
  #Meredith Corp............................................  33,176      956,464
  *Meritage Homes Corp......................................  43,549    1,236,356
  *Midas, Inc...............................................  12,622      145,153
  *Modine Manufacturing Co..................................  43,947      347,181
  *Monarch Casino & Resort, Inc.............................  36,281      351,200
  #Monro Muffler Brake, Inc.................................  32,229    1,329,769
  *Morgans Hotel Group Co...................................   4,460       22,122
 #*Motorcar Parts of America, Inc...........................  28,642      216,534
   Movado Group, Inc........................................  45,116    1,279,039
  *MTR Gaming Group, Inc....................................  15,246       77,602
  *Multimedia Games Holding Co., Inc........................  35,732      405,916
  *Nathan's Famous, Inc.....................................  14,980      359,370
   National CineMedia, Inc..................................  65,980      942,854
  *Nautilus, Inc............................................  61,794      160,046
  *Navarre Corp.............................................  73,810      133,596
  *New Frontier Media, Inc..................................  23,829       37,412
  *New York & Co., Inc......................................  83,793      330,982
  *New York Times Co. Class A (The)......................... 140,200      884,662
  *Nexstar Broadcasting Group, Inc. Class A.................  11,599       89,892
  *Nobility Homes, Inc......................................   6,093       43,991
  #Nutrisystem, Inc.........................................  45,696      529,160
  *Office Depot, Inc........................................  27,331       83,086
 #*OfficeMax, Inc........................................... 100,418      466,944
  *Orbitz Worldwide, Inc....................................  72,358      264,107
  *Orient-Express Hotels, Ltd. Class A...................... 114,167    1,220,445
   Outdoor Channel Holdings, Inc............................  58,587      433,544
 #*Overstock.com, Inc.......................................  21,900      132,057
   Oxford Industries, Inc...................................  25,494    1,223,457
   P.F. Chang's China Bistro, Inc...........................  23,350      926,762
  *Pacific Sunwear of California, Inc.......................  76,001      111,721
  *Papa John's International, Inc...........................  22,920      923,218
 #*Peet's Coffee & Tea, Inc.................................  17,609    1,352,723
   Penske Automotive Group, Inc.............................  63,948    1,690,785
   Pep Boys--Manny, Moe & Jack (The)........................  65,330      975,377
  *Perfumania Holdings, Inc.................................   9,679       77,822
  *Perry Ellis International, Inc...........................  29,519      552,300
  #PetMed Express, Inc......................................  37,158      500,518
 #*Pier 1 Imports, Inc...................................... 103,627    1,780,312

                                     1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  *Pinnacle Entertainment, Inc..............................  72,817     $  808,269
  #Pool Corp................................................  37,744      1,393,131
  *Quiksilver, Inc.......................................... 197,479        683,277
   R.G. Barry Corp..........................................  29,993        382,111
  #RadioShack Corp..........................................  21,200        109,816
  *Reading International, Inc. Class B......................   2,340         13,923
  *Red Lion Hotels Corp.....................................  43,460        362,456
  *Red Robin Gourmet Burgers, Inc...........................  35,687      1,272,598
  #Regal Entertainment Group................................  42,976        584,903
  #Regis Corp...............................................  81,444      1,494,497
   Rent-A-Center, Inc.......................................  16,045        548,899
  *Rentrak Corp.............................................  22,753        430,487
  *Rick's Cabaret International, Inc........................  23,683        219,541
  *Rocky Brands, Inc........................................  17,535        248,120
  *Ruby Tuesday, Inc........................................  76,155        517,854
 #*rue21, inc...............................................   5,200        157,820
  *Ruth's Hospitality Group, Inc............................  83,884        580,477
   Ryland Group, Inc. (The).................................  41,387        931,621
  *Saga Communications, Inc. Class A........................  11,979        451,129
 #*Saks, Inc................................................ 221,647      2,429,251
   Salem Communications Corp. Class A.......................     300          1,608
 #*Sally Beauty Holdings, Inc...............................  78,600      2,090,760
   Scholastic Corp..........................................  32,401        989,851
  *School Specialty, Inc....................................  13,549         44,305
 #*Scientific Games Corp. Class A...........................  88,145        895,553
 #*Select Comfort Corp......................................  89,608      2,587,879
   Service Corp. International..............................  17,417        201,689
   Shiloh Industries, Inc...................................  48,090        441,947
  *Shoe Carnival, Inc.......................................  48,652        945,805
  *Shuffle Master, Inc...................................... 106,478      1,881,466
 #*Shutterfly, Inc..........................................  44,735      1,392,153
   Sinclair Broadcast Group, Inc. Class A...................  60,450        621,426
 #*Skechers U.S.A., Inc. Class A............................  52,918        987,979
   Skyline Corp.............................................   9,558         52,473
  *Smith & Wesson Holding Corp.............................. 152,348      1,256,871
  #Sonic Automotive, Inc. Class A...........................  37,197        625,654
  *Sonic Corp...............................................  84,128        607,404
   Spartan Motors, Inc......................................  73,846        321,230
   Speedway Motorsports, Inc................................  44,721        762,940
  *Sport Chalet, Inc. Class A...............................  13,582         17,792
   Stage Stores, Inc........................................  44,376        677,622
   Standard Motor Products, Inc.............................  52,864        796,660
 #*Standard Pacific Corp.................................... 189,748        960,125
  *Stanley Furniture Co., Inc...............................  23,297        104,836
  *Stein Mart, Inc..........................................  89,300        573,306
  *Steiner Leisure, Ltd.....................................  15,043        706,419
  *Steinway Musical Instruments, Inc........................  27,970        705,124
 #*Steven Madden, Ltd.......................................  56,460      2,439,637
   Stewart Enterprises, Inc. Class A........................ 121,212        766,060
  *Stoneridge, Inc..........................................  47,891        412,820
   Strattec Security Corp...................................   5,703        124,325
  #Strayer Education, Inc...................................   3,330        328,604
  #Sturm Ruger & Co., Inc...................................  31,391      1,791,484
   Superior Industries International, Inc...................  60,463      1,034,522
   Superior Uniform Group, Inc..............................   9,036        106,173
  *Systemax, Inc............................................  69,501      1,193,332
 #*Talbots, Inc.............................................  20,800         61,568
  *Tandy Brands Accessories, Inc............................  14,455         24,429
   Tandy Leather Factory, Inc...............................  22,365        114,956
  #Texas Roadhouse, Inc.....................................  65,800      1,135,050
  #Thor Industries, Inc.....................................  50,891      1,721,643

                                     1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Consumer Discretionary -- (Continued)
  *Town Sports International Holdings, Inc..................  57,540     $    737,663
  *Trans World Entertainment Corp...........................   9,128           20,355
  *True Religion Apparel, Inc...............................  36,382          988,135
  *Tuesday Morning Corp.....................................  61,719          249,345
   Ulta Salon Cosmetics & Fragrance, Inc....................  44,361        3,911,753
  *Unifi, Inc...............................................  36,654          407,592
 #*Universal Electronics, Inc...............................  27,516          465,571
   Universal Technical Institute, Inc.......................  51,008          612,096
  *UQM Technologies, Inc....................................  45,711           58,510
  *US Auto Parts Network, Inc...............................  50,786          183,845
  #Vail Resorts, Inc........................................  33,000        1,345,740
 #*Valassis Communications, Inc.............................  71,346        1,426,920
   Value Line, Inc..........................................   4,536           55,203
 #*Valuevision Media, Inc. Class A..........................  44,331           71,816
 #*Vitacost.com, Inc........................................   6,847           57,378
 #*Vitamin Shoppe, Inc......................................  28,566        1,344,602
  *VOXX International Corp..................................  51,647          655,400
  *Wells-Gardner Electronics Corp...........................  26,612           54,555
   Wendy's Co. (The)........................................ 315,524        1,536,602
  *West Marine, Inc.........................................  51,836          607,000
  *Wet Seal, Inc. Class A (The)............................. 166,887          549,058
   Weyco Group, Inc.........................................  12,523          305,436
   Williams Controls, Inc...................................  18,538          204,845
   Winmark Corp.............................................   8,419          482,745
 #*Winnebago Industries, Inc................................  44,467          433,553
 #*WMS Industries, Inc......................................  83,177        2,038,668
  #Wolverine World Wide, Inc................................  47,254        1,982,305
   World Wrestling Entertainment, Inc. Class A..............  24,135          190,184
 #*Zumiez, Inc..............................................  33,787        1,238,631
                                                                         ------------
Total Consumer Discretionary................................              225,757,895
                                                                         ------------
Consumer Staples -- (3.9%)
   Alico, Inc...............................................  12,869          292,641
  *Alliance One International, Inc.......................... 159,317          563,982
   Andersons, Inc. (The)....................................  21,155        1,066,212
   Arden Group, Inc. Class A................................     199           17,602
  #B&G Foods, Inc...........................................  65,564        1,458,143
 #*Boston Beer Co., Inc. Class A (The)......................   8,600          888,552
  *Bridgford Foods Corp.....................................   6,838           62,397
  #Calavo Growers, Inc......................................  25,032          717,918
   Cal-Maine Foods, Inc.....................................  24,900          897,147
   Casey's General Stores, Inc..............................   7,813          440,263
   CCA Industries, Inc......................................  12,833           59,802
 #*Central European Distribution Corp.......................  18,225           88,938
  *Central Garden & Pet Co..................................  31,537          333,661
  *Central Garden & Pet Co. Class A.........................  83,307          890,552
  *Chiquita Brands International, Inc.......................  79,345          674,432
   Coca-Cola Bottling Co. Consolidated......................  12,591          807,713
  *Craft Brew Alliance, Inc.................................  43,879          337,868
  *Darling International, Inc............................... 107,191        1,755,789
  *Dean Foods Co............................................ 215,173        2,642,324
  #Diamond Foods, Inc.......................................  19,820          414,238
 #*Dole Food Co., Inc.......................................  83,711          709,869
  *Elizabeth Arden, Inc.....................................  42,453        1,654,818
  *Farmer Bros. Co..........................................  24,120          219,492
   Fresh Del Monte Produce, Inc.............................  82,736        1,916,993
   Golden Enterprises, Inc..................................   3,061           10,714
   Griffin Land & Nurseries, Inc............................   2,305           55,504
  *Hain Celestial Group, Inc (The)..........................  53,402        2,525,915
  *Harbinger Group, Inc.....................................   2,279           11,760
  #Harris Teeter Supermarkets, Inc..........................  17,553          666,487

                                     1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Staples -- (Continued)
 #*Imperial Sugar Co........................................   9,735     $    39,427
   Ingles Markets, Inc. Class A.............................  31,586         549,281
   Inter Parfums, Inc.......................................  63,168         994,896
   J & J Snack Foods Corp...................................  22,538       1,263,480
  *John B. Sanfilippo & Son, Inc............................  15,716         227,253
  #Lancaster Colony Corp....................................  14,991         977,563
 #*Lifeway Foods, Inc.......................................  28,187         235,080
  #Limoneira Co.............................................     161           2,706
  *Mannatech, Inc...........................................   3,043          13,815
 #*Medifast, Inc............................................  31,452         604,507
   MGP Ingredients, Inc.....................................  40,936         190,352
   Nash-Finch Co............................................  27,814         698,131
  *National Beverage Corp...................................  84,622       1,257,483
  *Natural Alternatives International, Inc..................  17,104         112,715
  #Nu Skin Enterprises, Inc. Class A........................  54,135       2,885,396
  *Nutraceutical International Corp.........................  26,269         402,704
   Oil-Dri Corp. of America.................................  12,831         271,504
  *Omega Protein Corp.......................................  46,385         332,117
   Orchids Paper Products Co................................     810          14,580
  *Overhill Farms, Inc......................................  36,970         167,844
  *Pantry, Inc. (The).......................................  44,602         569,122
  *Physicians Formula Holdings, Inc.........................  30,089          93,276
  *Pilgrim's Pride Corp..................................... 185,569       1,324,963
  *Prestige Brands Holdings, Inc............................ 110,081       1,870,276
  #PriceSmart, Inc..........................................  33,888       2,797,116
   Reliv' International, Inc................................  25,871          37,513
  *Revlon, Inc..............................................  46,499         794,203
   Rocky Mountain Chocolate Factory, Inc....................  12,843         121,623
   Sanderson Farms, Inc.....................................  25,478       1,314,920
  *Schiff Nutrition International, Inc......................  43,792         720,378
  *Seneca Foods Corp. Class A...............................  21,427         499,035
  *Seneca Foods Corp. Class B...............................   1,443          33,737
  *Smart Balance, Inc....................................... 133,867         789,815
  #Snyders-Lance, Inc.......................................  77,538       2,006,683
   Spartan Stores, Inc......................................  54,263         989,214
  *Spectrum Brands Holdings, Inc............................  41,692       1,438,791
  #SUPERVALU, Inc........................................... 126,265         750,014
  *Susser Holdings Corp.....................................  41,279       1,101,737
  *Tofutti Brands, Inc......................................   7,749          13,871
  #Tootsie Roll Industries, Inc.............................  39,838         948,543
  *TreeHouse Foods, Inc.....................................  37,236       2,141,442
 #*United Natural Foods, Inc................................  10,825         533,564
  #United-Guardian, Inc.....................................  13,162         253,039
   Universal Corp...........................................  33,750       1,546,762
 #*USANA Health Sciences, Inc...............................  29,010       1,209,717
  #Vector Group, Ltd........................................  48,712         845,153
   Village Super Market, Inc................................  10,450         288,420
   WD-40 Co.................................................  13,602         613,178
   Weis Markets, Inc........................................  31,449       1,402,625
                                                                         -----------
Total Consumer Staples......................................              60,471,290
                                                                         -----------
Energy -- (4.5%)
   Adams Resources & Energy, Inc............................   7,201         437,317
   Alon USA Energy, Inc.....................................  70,063         633,370
 #*Approach Resources, Inc..................................  46,357       1,663,289
 #*Atwood Oceanics, Inc.....................................  24,352       1,079,524
  *Barnwell Industries, Inc.................................   8,064          25,442
  *Basic Energy Services, Inc...............................  59,752         860,429
  #Berry Petroleum Co. Class A..............................  44,765       2,039,046
 #*Bill Barrett Corp........................................  28,527         684,077
  *BioFuel Energy Corp......................................     604             280

                                     1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             -------   ----------
Energy -- (Continued)
   Bolt Technology Corp.....................................  23,475   $  334,988
 #*BPZ Resources, Inc....................................... 150,717      610,404
   Bristow Group, Inc.......................................  45,458    2,220,623
  *Cal Dive International, Inc..............................  68,937      266,786
  *Callon Petroleum Co......................................  80,206      465,997
 #*Carrizo Oil & Gas, Inc...................................  29,107      816,160
 #*Clayton Williams Energy, Inc.............................  17,125    1,259,372
 #*Clean Energy Fuels Corp..................................  68,936    1,326,329
  *Cloud Peak Energy, Inc...................................  42,323      651,351
  *Comstock Resources, Inc..................................  10,702      188,034
  *Contango Oil & Gas Co....................................  23,999    1,302,186
  *CREDO Petroleum Corp.....................................  22,880      233,605
  *Crimson Exploration, Inc.................................  63,862      348,048
   Crosstex Energy, Inc.....................................  91,637    1,365,391
  *CVR Energy, Inc..........................................  93,364    2,834,531
  *Dawson Geophysical Co....................................  16,225      435,641
   Delek US Holdings, Inc...................................  73,167    1,192,622
  #DHT Holdings, Inc........................................  41,808       33,446
  *Double Eagle Petroleum Co................................  29,717      163,146
 #*Endeavour International Corp.............................  79,630      993,782
  *Energy Partners, Ltd.....................................  60,632      987,089
  *ENGlobal Corp............................................  61,909      123,818
  *Evolution Petroleum Corp.................................  23,836      210,710
  *Exterran Holdings, Inc...................................  15,006      202,731
  *FieldPoint Petroleum Corp................................  18,199       71,522
 #*Forest Oil Corp..........................................  86,975    1,158,507
 #*GeoResources, Inc........................................  38,774    1,462,168
  *Global Geophysical Services, Inc.........................     200        1,914
  *Green Plains Renewable Energy, Inc.......................  70,686      564,781
   Gulf Island Fabrication, Inc.............................  34,146      956,771
  *Gulfmark Offshore, Inc. Class A..........................  34,065    1,640,911
  *Gulfport Energy Corp.....................................  41,945    1,099,378
 #*Harvest Natural Resources, Inc...........................  63,618      437,692
 #*Heckmann Corp............................................ 128,256      487,373
  *Helix Energy Solutions Group, Inc........................ 121,343    2,476,611
  *Hercules Offshore, Inc................................... 160,266      814,151
  *HKN, Inc.................................................  34,155       77,873
 #*Hornbeck Offshore Services, Inc..........................  41,944    1,746,129
 #*Houston American Energy Corp.............................  30,426       70,284
 #*ION Geophysical Corp..................................... 315,129    1,963,254
 #*James River Coal Co......................................  16,088       79,796
  *Lucas Energy, Inc........................................  35,619       66,251
  #Lufkin Industries, Inc...................................  12,100      929,764
 #*Magnum Hunter Resources Corp.............................  33,952      210,842
  *Matrix Service Co........................................  51,613      704,517
 #*Mexco Energy Corp........................................   2,735       19,829
  *Mitcham Industries, Inc..................................  29,489      700,659
  *Natural Gas Services Group, Inc..........................  29,254      381,472
  *Newpark Resources, Inc................................... 152,274      968,463
 #*Nordic American Tankers, Ltd.............................   4,816       69,928
  *Northern Oil & Gas, Inc..................................  61,360    1,192,225
  *OYO Geospace Corp........................................   9,582    1,104,038
   Panhandle Oil & Gas, Inc. Class A........................  15,505      427,163
  *Parker Drilling Co....................................... 192,347      994,434
 #*Patriot Coal Corp........................................  13,500       78,705
   Penn Virginia Corp.......................................   9,106       46,623
  *Petroleum Development Corp...............................  32,000    1,100,480
 #*PetroQuest Energy, Inc................................... 118,625      716,495
  *PHI, Inc. Non-Voting.....................................  28,503      759,035
  *PHI, Inc. Voting.........................................     200        4,974
  *Pioneer Drilling Co...................................... 101,927      803,185

                                     1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Energy -- (Continued)
  *PostRock Energy Corp.....................................  18,924     $    46,364
  *Pyramid Oil Co...........................................   9,884          46,356
  *REX American Resources Corp..............................  18,425         511,110
 #*Rex Energy Corp..........................................  89,025         935,653
 #*Rosetta Resources, Inc...................................  40,351       2,028,445
  #RPC, Inc.................................................  53,916         557,491
  *SemGroup Corp. Class A...................................   3,062          97,372
   Ship Finance International, Ltd..........................  31,811         440,582
 #*Stone Energy Corp........................................  36,575       1,025,929
  *Swift Energy Co..........................................  51,844       1,568,281
 #*Targa Resources Corp.....................................   7,780         374,140
  *Tesco Corp...............................................  11,493         187,681
  *TETRA Technologies, Inc..................................  61,626         536,762
  *TGC Industries, Inc......................................  44,039         502,486
 #*Triangle Petroleum Corp..................................  37,170         241,977
  *Union Drilling, Inc......................................  55,878         311,240
 #*USEC, Inc................................................ 121,803         102,509
  *VAALCO Energy, Inc....................................... 130,212       1,181,023
 #*Verenium Corp............................................  10,161          43,896
  #W&T Offshore, Inc........................................  56,064       1,108,385
  *Warren Resources, Inc.................................... 155,069         479,163
   Western Refining, Inc.................................... 194,387       3,703,072
  *Westmoreland Coal Co.....................................  11,602         117,064
  *Willbros Group, Inc......................................  59,718         322,477
  #World Fuel Services Corp.................................  10,400         458,224
                                                                         -----------
Total Energy................................................              69,305,443
                                                                         -----------
Financials -- (15.9%)
  *1st Constitution Bancorp.................................     148           1,228
   1st Source Corp..........................................  50,610       1,148,341
  *1st United Bancorp, Inc..................................  30,862         187,024
  *21st Century Holding Co..................................  16,268          71,742
   Access National Corp.....................................   6,930          88,427
  *Affirmative Insurance Holdings, Inc......................  30,187          15,240
   Alliance Bancorp, Inc. of Pennsylvania...................   1,066          12,366
   Alliance Financial Corp..................................   1,763          53,789
  *Altisource Portfolio Solutions SA........................  21,934       1,312,311
   American Equity Investment Life Holding Co...............  81,431         998,344
  *American Independence Corp...............................   5,414          23,930
   American National Bankshares, Inc........................   3,612          84,629
   American National Insurance Co...........................     305          21,411
  *American River Bankshares................................   7,219          52,554
  *American Safety Insurance Holdings, Ltd..................  25,184         476,733
 #*Ameris Bancorp...........................................  56,620         702,088
  *AMERISAFE, Inc...........................................  45,517       1,216,214
  *AmeriServ Financial, Inc.................................  63,591         187,593
  #AmTrust Financial Services, Inc..........................  66,504       1,811,569
   Argo Group International Holdings, Ltd...................  38,757       1,118,527
   Arrow Financial Corp.....................................  28,194         674,964
   Aspen Insurance Holdings, Ltd............................   3,360          95,155
   Astoria Financial Corp...................................  58,189         563,851
   Atlantic American Corp...................................   4,900          14,357
  *Atlantic Coast Financial Corp............................   2,444           5,132
   Auburn National Bancorporation, Inc......................     300           6,705
  *AV Homes, Inc............................................  16,801         209,508
   Baldwin & Lyons, Inc. Class A............................     550          14,190
   Baldwin & Lyons, Inc. Class B............................  21,833         475,304
   Bancfirst Corp...........................................  21,345         890,086
   Bancorp of New Jersey, Inc...............................     159           1,475
  *Bancorp, Inc.............................................  78,173         802,837
   BancorpSouth, Inc........................................  98,144       1,322,000

                                     1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Financials -- (Continued)
 #*BancTrust Financial Group, Inc...........................  18,534     $   39,107
   Bank Mutual Corp.........................................  48,758        190,156
   Bank of Commerce Holdings................................     200            852
   Bank of Kentucky Financial Corp..........................   2,075         52,311
  #Bank of the Ozarks, Inc..................................  40,520      1,252,068
 #*BankAtlantic Bancorp, Inc. Class A.......................     846          4,746
   BankFinancial Corp.......................................  40,419        269,191
   Banner Corp..............................................  25,069        550,265
   Bar Harbor Bankshares....................................   4,230        156,510
  *BBCN Bancorp, Inc........................................ 120,990      1,328,470
   BCB Bancorp, Inc.........................................   3,171         32,852
   Beacon Federal Bancorp, Inc..............................     288          3,744
  *Beneficial Mutual Bancorp, Inc...........................  82,560        715,795
  *Berkshire Bancorp, Inc...................................     150          1,072
   Berkshire Hills Bancorp, Inc.............................  45,458      1,031,442
  #BGC Partners, Inc. Class A...............................  84,263        587,313
  *BofI Holding, Inc........................................  25,688        456,476
   Boston Private Financial Holdings, Inc................... 200,816      1,871,605
   Bridge Bancorp, Inc......................................   2,572         50,103
  *Bridge Capital Holdings..................................   4,827         73,805
   Brookline Bancorp, Inc................................... 146,274      1,313,541
   Bryn Mawr Bank Corp......................................  27,717        595,638
   C&F Financial Corp.......................................     200          6,290
   Calamos Asset Management, Inc............................  43,327        559,785
   California First National Bancorp........................   3,097         49,242
  *Camco Financial Corp.....................................     750          1,808
   Camden National Corp.....................................  16,866        548,482
  *Capital Bank Corp........................................   5,867         13,494
  #Capital City Bank Group, Inc.............................  25,922        216,449
  -Capital Properties, Inc. Class B.........................     550             --
   Capital Southwest Corp...................................   7,474        715,411
   CapitalSource, Inc....................................... 119,995        773,968
   Capitol Federal Financial, Inc...........................  32,594        384,935
   Cardinal Financial Corp..................................  67,985        820,579
   Cash America International, Inc..........................  28,752      1,344,156
   Cathay General Bancorp................................... 101,243      1,743,404
   Center Bancorp, Inc......................................  36,711        388,035
   Centerstate Banks, Inc...................................  33,802        271,768
   Central Bancorp, Inc.....................................     300          5,433
  *Central Pacific Financial Corp...........................  15,083        214,480
   Century Bancorp, Inc. Class A............................   1,209         33,211
   CFS Bancorp, Inc.........................................   7,141         39,633
   Chemical Financial Corp..................................  44,660        985,646
  *Chicopee Bancorp, Inc....................................   2,287         32,933
 #*Citizens Community Bancorp, Inc..........................  17,782        109,715
   Citizens Holding Co......................................     592         11,100
   Citizens South Banking Corp..............................   3,301         16,505
 #*Citizens, Inc............................................ 116,325      1,117,883
  #City Holding Co..........................................  39,008      1,300,917
   CKX Lands, Inc...........................................     702          8,954
  #Clifton Savings Bancorp, Inc.............................  54,704        559,075
  #CNB Financial Corp.......................................  11,861        194,995
  *CNO Financial Group, Inc................................. 336,171      2,443,963
   CoBiz Financial, Inc.....................................  81,763        511,019
   Codorus Valley Bancorp, Inc..............................   1,504         20,755
  #Cohen & Steers, Inc......................................  31,078      1,095,189
  *Colonial Financial Services, Inc.........................   4,279         57,660
 #*Colony Bankcorp, Inc.....................................   1,629          6,687
   Columbia Banking System, Inc.............................  53,432      1,094,822
   Commercial National Financial Corp.......................     700         17,430
  #Community Bank System, Inc...............................  47,973      1,349,001

                                     1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   Community Trust Bancorp, Inc.............................  38,192 $1,220,234
  *Community West Bancshares................................   1,200      2,730
 #*CompuCredit Holdings Corp................................  41,656    229,525
   Consolidated-Tokoma Land Co..............................  12,491    367,235
  *Cowen Group, Inc. Class A................................ 201,471    507,707
   Crawford & Co. Class A...................................  64,152    239,928
   Crawford & Co. Class B...................................  50,544    241,095
 #*Credit Acceptance Corp...................................  23,769  2,234,999
  #CVB Financial Corp....................................... 121,465  1,405,350
   Delphi Financial Group, Inc. Class A.....................  66,399  3,015,843
  *DFC Global Corp..........................................  38,875    679,535
   Diamond Hill Investment Group, Inc.......................   5,737    435,381
   Dime Community Bancshares, Inc...........................  79,643  1,103,852
   Donegal Group, Inc. Class A..............................  46,944    639,377
   Donegal Group, Inc. Class B..............................     870     15,225
  *Doral Financial Corp.....................................   1,598      2,924
   Duff & Phelps Corp.......................................  23,139    367,910
   Eastern Insurance Holdings, Inc..........................  23,052    352,696
  *Eastern Virginia Bankshares, Inc.........................     696      2,680
   ECB Bancorp, Inc.........................................     295      2,776
   Edelman Financial Group, Inc.............................  62,733    553,932
  *eHealth, Inc.............................................  55,535    984,080
   EMC Insurance Group, Inc.................................  28,050    554,548
   Employers Holdings, Inc..................................  54,613    945,897
  *Encore Bancshares, Inc...................................  17,387    356,607
   Endurance Specialty Holdings, Ltd........................  50,618  2,033,831
  *Enstar Group, Ltd........................................  14,809  1,394,564
   Enterprise Bancorp, Inc..................................   2,244     36,106
   Enterprise Financial Services Corp.......................  44,124    533,459
   Epoch Holding Corp.......................................  37,304  1,007,208
   ESB Financial Corp.......................................   6,039     81,104
   ESSA Bancorp, Inc........................................  31,805    310,099
   Evans Bancorp, Inc.......................................   1,635     24,541
   Evercore Partners, Inc...................................  29,115    769,509
 #*EZCORP, Inc..............................................  46,230  1,238,502
   FBL Financial Group, Inc. Class A........................  40,672  1,184,369
   Federal Agricultural Mortgage Corp. Class A..............   1,115     19,931
   Federal Agricultural Mortgage Corp. Class C..............  23,362    534,055
   Fidelity Bancorp, Inc....................................     692      7,560
   Fidelity Southern Corp...................................  22,805    193,614
   Financial Institutions, Inc..............................  26,035    440,512
  *First Acceptance Corp.................................... 124,814    192,214
   First Advantage Bancorp..................................     925     12,215
   First American Financial Corp............................ 109,514  1,834,360
   First Bancorp............................................  30,279    303,396
   First Bancorp, Inc.......................................   3,301     47,898
  *First Bancshares, Inc....................................     400      2,580
   First Bancshares, Inc. (The).............................     300      2,757
   First Busey Corp......................................... 146,139    678,085
   First Business Financial Services, Inc...................     700     15,897
  *First California Financial Group, Inc....................  17,523     95,676
 #*First Cash Financial Services, Inc.......................  37,262  1,526,252
   First Commonwealth Financial Corp........................ 139,672    898,091
   First Community Bancshares, Inc..........................  37,579    503,183
   First Defiance Financial Corp............................  23,415    402,270
 #*First Federal Bancshares of Arkansas, Inc................     396      3,742
  *First Federal of Northern Michigan Bancorp, Inc..........   2,000      7,430
   First Financial Bancorp..................................  74,874  1,258,632
  #First Financial Bankshares, Inc..........................  28,834    975,743
   First Financial Corp.....................................  32,474    974,220
   First Financial Holdings, Inc............................  25,201    290,820

                                     1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  *First Financial Northwest, Inc...........................  33,971 $  270,069
  *First Financial Service Corp.............................     156        546
   First Interstate BancSystem, Inc.........................  13,151    185,298
   First M&F Corp...........................................     911      3,972
  *First Marblehead Corp. (The).............................  40,344     42,765
   First Merchants Corp.....................................  61,371    756,704
   First Midwest Bancorp, Inc...............................  68,572    730,292
   First Pactrust Bancorp, Inc..............................  16,509    181,434
  *First South Bancorp, Inc.................................  17,129     73,826
  *First United Corp........................................     500      4,125
  *First West Virginia Bancorp..............................     432      6,955
  *FirstCity Financial Corp.................................  20,633    170,635
   FirstMerit Corp.......................................... 137,978  2,318,030
   Flagstone Reinsurance Holdings SA........................  79,400    595,500
   Flushing Financial Corp..................................  69,755    908,908
   FNB Corp................................................. 192,953  2,190,017
 #*FNB United Corp..........................................      48        813
  *Forestar Group, Inc......................................  49,549    762,064
   Fox Chase Bancorp, Inc...................................  34,146    434,337
   Fulton Financial Corp....................................   1,784     18,714
  *FXCM, Inc................................................  13,773    159,491
  #GAMCO Investors, Inc.....................................   4,608    207,636
  #German American Bancorp, Inc.............................  29,938    570,020
   GFI Group, Inc........................................... 209,469    691,248
  #Glacier Bancorp, Inc.....................................  78,970  1,176,653
  *Gleacher & Co., Inc......................................  39,755     41,345
  *Global Indemnity P.L.C...................................  23,251    418,750
  #Great Southern Bancorp, Inc..............................  29,926    719,421
 #*Green Dot Corp. Class A..................................  17,895    472,249
  *Greene Bancshares, Inc...................................   1,008      1,663
  #Greenhill & Co., Inc.....................................  13,744    533,954
  *Greenlight Capital Re, Ltd. Class A......................  37,915    944,083
  *Guaranty Bancorp.........................................  12,056     23,509
  *Guaranty Federal Bancshares, Inc.........................   3,766     31,107
  *Hallmark Financial Services, Inc.........................  45,993    345,867
   Hampden Bancorp, Inc.....................................   7,411     91,896
  #Hancock Holding Co.......................................   5,468    175,960
  *Hanmi Financial Corp.....................................  10,090    105,239
   Hanover Insurance Group, Inc. (The)......................  44,079  1,779,028
   Harleysville Group, Inc..................................  36,351  2,178,879
   Harleysville Savings Financial Corp......................     101      1,778
  *Harris & Harris Group, Inc...............................  78,637    316,907
   Hawthorn Bancshares, Inc.................................   1,609     12,059
   Heartland Financial USA, Inc.............................  35,597    659,256
  *Heritage Commerce Corp...................................  29,489    198,756
   Heritage Financial Corp..................................  13,995    183,334
   Heritage Financial Group, Inc............................  22,052    248,526
   HF Financial Corp........................................   2,659     31,908
  *HFF, Inc.................................................  58,806    960,890
  *Hilltop Holdings, Inc.................................... 122,727    973,225
   Hingham Institution for Savings..........................     559     32,226
  *HMN Financial, Inc.......................................   2,746      7,826
  *Home Bancorp, Inc........................................   1,082     18,784
   Home BancShares, Inc.....................................  42,363  1,234,458
   Home Federal Bancorp, Inc................................  38,027    372,284
   Homeowners Choice, Inc...................................  15,112    211,719
   HopFed Bancorp, Inc......................................   7,718     68,613
   Horace Mann Educators Corp...............................  77,652  1,362,793
   Horizon Bancorp..........................................   1,254     31,563
   Hudson Valley Holding Corp...............................  12,960    237,557
  #IBERIABANK Corp..........................................  43,346  2,213,680

                                     1026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  *ICG Group, Inc...........................................  82,076 $  778,080
   Independence Holding Co..................................  36,356    386,464
  #Independent Bank Corp. (453836108).......................  46,638  1,309,129
  *Independent Bank Corp. (453838609).......................  19,965     76,466
   Indiana Community Bancorp................................   1,214     27,655
   Infinity Property & Casualty Corp........................  17,124    914,593
   Interactive Brokers Group, Inc. Class A..................  49,673    753,539
   International Bancshares Corp............................  84,732  1,671,762
  *Intervest Bancshares Corp. Class A.......................   9,043     36,172
  *INTL. FCStone, Inc.......................................  42,280    909,020
  *Investment Technology Group, Inc.........................  50,219    512,234
 #*Investors Bancorp, Inc................................... 123,487  1,906,639
  *Investors Capital Holdings, Ltd..........................   1,864      7,866
   Investors Title Co.......................................     934     47,606
  *Janus Capital Group, Inc................................. 187,746  1,423,115
   JMP Group, Inc...........................................  50,199    371,975
   Kaiser Federal Financial Group, Inc......................  22,451    314,089
  #KBW, Inc.................................................  30,969    527,712
   Kearny Financial Corp....................................  61,430    595,871
   Kemper Corp..............................................  67,205  2,015,478
  #Kennedy-Wilson Holdings, Inc.............................  23,041    323,956
   Kentucky First Federal Bancorp...........................   3,402     29,768
  *Knight Capital Group, Inc................................ 123,436  1,621,949
   Lake Shore Bancorp, Inc..................................     338      3,380
   Lakeland Bancorp, Inc....................................  63,830    583,406
   Lakeland Financial Corp..................................  42,857  1,115,996
   Landmark Bancorp, Inc....................................   2,232     45,734
   Life Partners Holdings, Inc..............................  12,204     33,195
   LNB Bancorp, Inc.........................................  12,718     83,939
  *Louisiana Bancorp, Inc...................................   8,396    136,015
 #*Macatawa Bank Corp.......................................  45,847    155,421
  *Magyar Bancorp, Inc......................................     809      3,875
   Maiden Holdings, Ltd.....................................  81,147    673,520
   MainSource Financial Group, Inc..........................  45,881    536,349
   MarketAxess Holdings, Inc................................  49,452  1,696,698
   Marlin Business Services Corp............................  30,074    441,486
   Mayflower Bancorp, Inc...................................     100        871
   MB Financial, Inc........................................  65,133  1,346,299
 #*MBIA, Inc................................................ 216,370  2,181,010
  *MBT Financial Corp.......................................  28,196     85,716
   MCG Capital Corp......................................... 175,752    736,401
   Meadowbrook Insurance Group, Inc......................... 114,496  1,011,000
   Medallion Financial Corp.................................  44,300    484,199
 #*Mercantile Bank Corp.....................................  11,224    167,687
   Merchants Bancshares, Inc................................  14,947    401,775
  *Meridian Interstate Bancorp, Inc.........................  33,952    454,957
   Meta Financial Group, Inc................................   3,761     79,244
  *Metro Bancorp, Inc.......................................  31,721    367,012
  *MetroCorp Bancshares, Inc................................  17,385    199,928
 #*MGIC Investment Corp..................................... 216,764    750,003
   MicroFinancial, Inc......................................  17,150    116,620
   Mid Penn Bancorp, Inc....................................     531      5,262
   MidSouth Bancorp, Inc....................................  18,736    264,178
   MidWestOne Financial Group, Inc..........................   4,319     90,267
   Montpelier Re Holdings, Ltd..............................  85,084  1,745,924
   MutualFirst Financial, Inc...............................   5,459     55,190
  *National Financial Partners Corp.........................  74,855  1,104,111
   National Interstate Corp.................................  37,253    894,072
   National Penn Bancshares, Inc............................ 219,986  2,028,271
   National Security Group, Inc.............................   1,000      8,900
   National Western Life Insurance Co. Class A..............   1,700    231,302

                                     1027

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   Naugatuck Valley Financial Corp..........................      99 $      740
  *Navigators Group, Inc. (The).............................  21,025    998,688
   NBT Bancorp, Inc.........................................  33,598    690,439
   Nelnet, Inc. Class A.....................................  58,422  1,508,456
 #*Netspend Holdings, Inc...................................  30,138    229,953
  *New Century Bancorp, Inc.................................   1,478      6,385
   New England Bancshares, Inc..............................  19,498    209,798
   New Hampshire Thrift Bancshares, Inc.....................   2,734     35,405
  *NewBridge Bancorp........................................  11,723     51,112
  *Newport Bancorp, Inc.....................................     700      9,625
  *NewStar Financial, Inc................................... 112,087  1,330,473
   North Central Bancshares, Inc............................     400     12,164
  *North Valley Bancorp.....................................   1,279     16,090
   Northeast Bancorp........................................      38        396
   Northeast Community Bancorp, Inc.........................  35,308    205,846
  #Northfield Bancorp, Inc..................................  54,544    761,434
   Northrim Bancorp, Inc....................................   6,560    143,926
   Northwest Bancshares, Inc................................ 164,679  2,028,845
   Norwood Financial Corp...................................     576     15,552
   Ocean Shore Holding Co...................................     205      2,347
   OceanFirst Financial Corp................................  42,746    622,809
  *Ocwen Financial Corp..................................... 110,077  1,641,248
   Ohio Valley Banc Corp....................................     600     11,400
  #Old National Bancorp..................................... 158,112  2,026,996
 #*Old Second Bancorp, Inc..................................   7,253     11,822
  *OmniAmerican Bancorp, Inc................................   7,397    148,310
   OneBeacon Insurance Group, Ltd. Class A..................  39,239    558,371
   Oppenheimer Holdings, Inc. Class A.......................   6,932    118,260
   Oriental Financial Group, Inc............................  91,840  1,085,549
   Oritani Financial Corp...................................  83,120  1,231,838
 #*Pacific Capital Bancorp..................................   1,465     66,731
   Pacific Continental Corp.................................  44,339    394,174
  *Pacific Mercantile Bancorp...............................  22,505    134,355
  *Pacific Premier Bancorp, Inc.............................   2,269     17,653
   PacWest Bancorp..........................................  40,758    970,856
  #Park National Corp.......................................  15,289  1,028,185
  *Park Sterling Corp.......................................  14,842     69,906
  *Patriot National Bancorp.................................     498        876
   Peapack-Gladstone Financial Corp.........................  11,840    180,323
  #Penns Woods Bancorp, Inc.................................   3,062    120,765
 #*Penson Worldwide, Inc....................................  13,048      6,354
   Peoples Bancorp of North Carolina........................     986      8,090
   Peoples Bancorp, Inc.....................................  21,020    386,558
  *PHH Corp.................................................  29,814    462,117
  *Phoenix Cos., Inc. (The)................................. 231,150    485,415
  *PICO Holdings, Inc.......................................  46,792  1,123,476
  *Pinnacle Financial Partners, Inc.........................  80,953  1,481,440
  *Piper Jaffray Cos., Inc..................................  17,595    426,679
   Platinum Underwriters Holdings, Ltd......................  38,255  1,400,898
   Porter Bancorp, Inc......................................     868      1,736
  *Preferred Bank...........................................   3,303     41,023
  *Premier Financial Bancorp, Inc...........................   2,848     22,157
   Presidential Life Corp...................................  60,095    695,900
   Primerica, Inc...........................................  78,116  2,048,983
 #*Primus Guaranty, Ltd.....................................  37,536    251,491
   PrivateBancorp, Inc......................................  90,700  1,426,711
   ProAssurance Corp........................................   5,311    467,846
  #Prosperity Bancshares, Inc...............................  20,321    947,975
   Provident Financial Holdings, Inc........................   6,455     69,649
   Provident Financial Services, Inc........................  80,839  1,188,333
   Provident New York Bancorp...............................  68,556    578,613

                                     1028

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
  #Prudential Bancorp, Inc. of Pennsylvania.................   1,700 $    9,367
   Pulaski Financial Corp...................................  12,796     95,970
   Pzena Investment Management, Inc. Class A................   7,480     44,057
   QC Holdings, Inc.........................................  25,220    103,402
  #Radian Group, Inc........................................ 324,032  1,010,980
   Renasant Corp............................................  61,185    978,960
   Republic Bancorp, Inc. Class A...........................  38,481    905,458
  *Republic First Bancorp, Inc..............................  11,514     24,870
   Resource America, Inc. Class A...........................  44,043    307,861
  *Riverview Bancorp, Inc...................................   8,195     14,341
   RLI Corp.................................................  23,484  1,617,578
   Rockville Financial, Inc.................................  71,407    836,176
  *Rodman & Renshaw Capital Group, Inc......................  33,018     24,103
  #Roma Financial Corp......................................  50,708    478,684
 #*Royal Bancshares of Pennsylvania, Inc. Class A...........   8,910     13,365
   S&T Bancorp, Inc.........................................  62,025  1,161,108
  #S.Y. Bancorp, Inc........................................  25,925    601,460
  *Safeguard Scientifics, Inc...............................  51,139    836,634
   Safety Insurance Group, Inc..............................  25,494  1,015,936
   Salisbury Bancorp, Inc...................................     276      6,899
   Sandy Spring Bancorp, Inc................................  56,257  1,013,189
   SCBT Financial Corp......................................  33,266  1,144,018
   SeaBright Holdings, Inc..................................  35,681    320,772
  *Security National Financial Corp. Class A................   2,606      4,313
   Selective Insurance Group, Inc...........................  76,124  1,331,409
   Shore Bancshares, Inc....................................   6,047     38,701
   SI Financial Group, Inc..................................  35,417    407,296
  *Siebert Financial Corp...................................   7,500     13,425
   Sierra Bancorp...........................................  26,923    246,615
   Simmons First National Corp. Class A.....................  41,882  1,019,408
   Somerset Hills Bancorp...................................  16,578    144,477
  *Southcoast Financial Corp................................      62        148
  *Southern Community Financial Corp........................  39,963    111,896
  *Southern First Bancshares, Inc...........................   2,941     25,293
   Southern Missouri Bancorp, Inc...........................     400      9,848
   Southern National Bancorp of Virginia, Inc...............     342      2,360
   Southside Bancshares, Inc................................  45,537    928,964
  *Southwest Bancorp, Inc...................................  37,699    342,684
   Southwest Georgia Financial Corp.........................   1,439     11,965
 #*St. Joe Co. (The)........................................  82,481  1,470,636
   StanCorp Financial Group, Inc............................  47,168  1,810,308
   State Auto Financial Corp................................  43,610    624,931
   StellarOne Corp..........................................  50,574    632,681
   Sterling Bancorp.........................................  69,496    660,907
  #Stewart Information Services Corp........................  11,500    169,280
 #*Stifel Financial Corp....................................  41,807  1,522,611
  *Stratus Properties, Inc..................................  14,485    131,596
 #*Suffolk Bancorp..........................................   8,459    100,493
   Summit State Bank........................................     800      4,992
  *Sun Bancorp, Inc.........................................  57,434    165,984
   Susquehanna Bancshares, Inc.............................. 202,404  2,098,929
  *Sussex Bancorp...........................................     823      4,144
   SWS Group, Inc...........................................  22,120    124,757
   Symetra Financial Corp...................................  63,616    773,571
   Synovus Financial Corp................................... 245,586    515,731
 #*Taylor Capital Group, Inc................................  38,511    536,073
   TCF Financial Corp.......................................  96,797  1,110,262
   Teche Holding Co.........................................   2,950    110,124
  *Tejon Ranch Co...........................................  38,309  1,143,907
   Territorial Bancorp, Inc.................................  17,838    387,441
 #*Texas Capital Bancshares, Inc............................  38,500  1,451,835

                                     1029

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Financials -- (Continued)
   TF Financial Corp........................................     840     $     21,000
   Thomas Properties Group, Inc.............................  78,092          381,089
  *Timberland Bancorp, Inc..................................   8,251           41,998
  #Tompkins Financial Corp..................................  26,384          998,634
  *Tower Financial Corp.....................................     382            4,026
   Tower Group, Inc.........................................  44,797          966,719
  #TowneBank................................................  48,341          629,400
  *Tree.com, Inc............................................  14,422          115,376
   TriCo Bancshares.........................................  34,205          562,330
   TrustCo Bank Corp........................................ 179,615          982,494
  #Trustmark Corp...........................................  81,536        2,075,091
  #UMB Financial Corp.......................................  43,855        2,107,233
   Umpqua Holdings Corp..................................... 151,178        2,001,597
  *Unico American Corp......................................   4,300           50,439
   Union First Market Bankshares Corp.......................  46,404          647,800
  *United Bancshares, Inc...................................     110              891
  #United Bankshares, Inc...................................  49,844        1,317,377
  *United Community Banks, Inc..............................  24,006          225,896
  *United Community Financial Corp..........................   7,977           12,843
   United Financial Bancorp, Inc............................  38,414          616,161
   United Fire Group, Inc...................................  39,133          673,870
 #*United Security Bancshares...............................  38,529           95,938
  *Unity Bancorp, Inc.......................................   5,784           35,687
   Universal Insurance Holdings, Inc........................  94,309          390,439
   Univest Corp. of Pennsylvania............................  35,250          567,525
   Valley National Bancorp..................................   5,435           68,481
   ViewPoint Financial Group, Inc...........................  81,712        1,300,038
  *Virginia Commerce Bancorp, Inc...........................  78,618          615,579
  *Virtus Investment Partners, Inc..........................  11,684          986,130
   VIST Financial Corp......................................     726            8,494
   VSB Bancorp, Inc.........................................     478            5,134
  *Walker & Dunlop, Inc.....................................   2,871           37,467
   Washington Banking Co....................................  37,419          521,621
   Washington Federal, Inc.................................. 108,973        1,911,386
   Washington Trust Bancorp, Inc............................  38,279          906,064
  *Waterstone Financial, Inc................................  75,617          238,194
   Wayne Savings Bancshares, Inc............................     132            1,154
   Webster Financial Corp...................................  94,229        2,141,825
   WesBanco, Inc............................................  58,537        1,198,838
   West Bancorporation, Inc.................................  41,614          399,494
  *West Coast Bancorp.......................................  44,685          873,145
  #Westamerica Bancorporation...............................  21,898        1,004,461
  *Western Alliance Bancorp................................. 158,880        1,394,966
   Westfield Financial, Inc.................................  65,360          488,239
   Westwood Holdings Group, Inc.............................  14,019          515,619
   White River Capital, Inc.................................     538           12,159
  *Wilshire Bancorp, Inc....................................  73,071          391,661
  #Wintrust Financial Corp..................................  47,811        1,727,411
 #*World Acceptance Corp....................................  21,517        1,431,096
  *WSB Holdings, Inc........................................     800            2,740
   WSFS Financial Corp......................................   1,038           41,427
   WVS Financial Corp.......................................     700            5,411
  *ZipRealty, Inc...........................................  37,056           50,396
                                                                         ------------
Total Financials............................................              245,954,695
                                                                         ------------
Health Care -- (8.0%)
  *Abaxis, Inc..............................................  20,277          722,267
 #*ABIOMED, Inc.............................................  41,973        1,021,203
  *Accuray, Inc............................................. 145,841        1,122,976
 #*Achillion Pharmaceuticals, Inc...........................   1,258            8,366
  *Adcare Health Systems, Inc...............................   9,047           32,660

                                     1030

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Health Care -- (Continued)
  *Addus HomeCare Corp......................................   8,374     $   38,688
  *ADVENTRX Pharmaceuticals, Inc............................  14,782          8,692
  *Affymax, Inc.............................................  65,582        859,780
  *Affymetrix, Inc.......................................... 139,032        614,521
 #*Air Methods Corp.........................................  22,944      1,929,820
  *Albany Molecular Research, Inc...........................  68,814        219,517
  *Alere, Inc...............................................      31            741
 #*Align Technology, Inc....................................  22,750        721,402
  *Alkermes P.L.C...........................................  69,667      1,205,239
  *Alliance HealthCare Services, Inc........................  28,553         39,118
  *Allied Healthcare Products, Inc..........................   1,200          3,930
  *Almost Family, Inc.......................................  12,732        310,406
 #*Alnylam Pharmaceuticals, Inc.............................  17,654        201,079
  *Alphatec Holdings, Inc................................... 139,771        304,701
  *AMAG Pharmaceuticals, Inc................................  20,643        323,269
  *Amedisys, Inc............................................     800         11,784
  *American Shared Hospital Services........................   2,300          7,578
  *AMN Healthcare Services, Inc.............................  57,818        387,959
  *Amsurg Corp..............................................  37,997      1,092,794
   Analogic Corp............................................  14,971      1,021,172
  *AngioDynamics, Inc.......................................  55,800        690,804
  *Anika Therapeutics, Inc..................................  30,637        522,667
  *Ariad Pharmaceuticals, Inc............................... 193,800      3,158,940
   Arrhythmia Research Technology, Inc......................   6,700         20,435
  *ArthroCare Corp..........................................  28,165        702,998
   Assisted Living Concepts, Inc............................  46,932        840,552
  *Astex Pharmaceuticals, Inc............................... 140,042        246,474
  *AtriCure, Inc............................................  18,984        155,669
   Atrion Corp..............................................   3,399        783,945
  *AVEO Pharmaceuticals, Inc................................  15,380        176,870
  *BioClinica, Inc..........................................  46,104        267,864
 #*Bio-Reference Labs, Inc..................................  29,583        630,710
  *BioScrip, Inc............................................ 139,575      1,034,251
  *Bovie Medical Corp.......................................  26,877         74,181
  *Cambrex Corp.............................................  69,642        451,280
   Cantel Medical Corp......................................  56,196      1,319,482
  *Capital Senior Living Corp...............................  64,682        626,769
  *CardioNet, Inc...........................................  44,769        126,249
  *CAS Medical Systems, Inc.................................   4,339         10,153
  *Celldex Therapeutics, Inc................................ 102,235        466,192
 #*Centene Corp.............................................  23,191        918,132
 #*Cepheid, Inc.............................................  13,009        499,676
  *Charles River Laboratories International, Inc............  31,300      1,112,089
  #Chemed Corp..............................................  21,930      1,323,256
  *Chindex International, Inc...............................   1,918         18,739
  *Codexis, Inc.............................................  17,017         61,602
  *CombiMatrix Corp.........................................  12,784         13,295
   Computer Programs & Systems, Inc.........................  12,522        746,186
  *Conceptus, Inc...........................................  67,088      1,259,242
   CONMED Corp..............................................  45,317      1,295,613
 #*Conmed Healthcare Management, Inc........................   3,499         12,037
  #Cooper Cos., Inc. (The)..................................   4,987        439,704
  *Corvel Corp..............................................  21,613        939,949
  *Cross Country Healthcare, Inc............................  40,381        186,156
  *CryoLife, Inc............................................  75,867        401,336
 #*Cubist Pharmaceuticals, Inc..............................  44,382      1,876,471
  *Cumberland Pharmaceuticals, Inc..........................  41,403        303,070
  *Cutera, Inc..............................................  32,810        288,728
  *Cyberonics, Inc..........................................  26,122      1,000,473
  *Cynosure, Inc. Class A...................................  23,717        490,230
  *Cytokinetics, Inc........................................  11,008         11,118

                                     1031

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Health Care -- (Continued)
   Daxor Corp...............................................   3,400     $   31,110
  *Depomed, Inc............................................. 111,190        677,147
  *Digirad Corp.............................................  38,425         84,151
  *DUSA Pharmaceuticals, Inc................................  57,449        336,651
  *Dynacq Healthcare, Inc...................................   9,592          8,441
  *DynaVox, Inc. Class A....................................   1,885          4,637
  *Emergent Biosolutions, Inc...............................  44,147        620,707
  *Emeritus Corp............................................  28,882        496,770
  *Endologix, Inc...........................................  49,785        745,779
   Ensign Group, Inc. (The).................................  38,722      1,034,265
  *Enzo Biochem, Inc........................................  63,177        173,105
 #*Enzon Pharmaceuticals, Inc............................... 102,895        641,036
  *eResearch Technology, Inc................................ 102,535        810,026
 #*Exactech, Inc............................................  28,418        440,479
  *Five Star Quality Care, Inc..............................  74,177        254,427
  *Furiex Pharmaceuticals, Inc..............................  18,560        266,707
  *GenMark Diagnostics, Inc.................................   2,392         10,955
  *Genomic Health, Inc......................................   6,926        198,499
  *Gentiva Health Services, Inc.............................  60,128        497,860
  *Greatbatch, Inc..........................................  48,826      1,137,158
 #*Haemonetics Corp.........................................  27,391      1,960,374
 #*Halozyme Therapeutics, Inc...............................   1,160          9,384
  *Hanger Orthopedic Group, Inc.............................  34,011        800,959
  *Harvard Bioscience, Inc..................................  68,472        273,203
  *HealthStream, Inc........................................  59,755      1,369,585
  *Healthways, Inc..........................................  50,175        334,667
  *Hi-Tech Pharmacal Co., Inc...............................  25,919        844,700
 #*HMS Holdings Corp........................................  27,984        673,295
  *ICU Medical, Inc.........................................  20,292      1,065,127
  *Idera Pharmaceuticals, Inc...............................  44,271         60,209
 #*Impax Laboratories, Inc..................................  46,041      1,133,990
 #*Incyte Corp..............................................  66,586      1,510,170
 #*Infinity Pharmaceuticals, Inc............................  45,903        619,690
  *Integra LifeSciences Holdings Corp.......................  23,477        874,049
  *IntegraMed America, Inc..................................  24,895        308,449
   Invacare Corp............................................  40,618        643,795
 #*IPC The Hospitalist Co...................................  13,405        514,886
  *Iridex Corp..............................................   6,949         29,116
  *IRIS International, Inc..................................  40,859        534,436
  *Jazz Pharmaceuticals P.L.C...............................  43,942      2,242,360
   Kensey Nash Corp.........................................  17,073        485,385
   Kewaunee Scientific Corp.................................   2,000         16,690
  *Kindred Healthcare, Inc..................................  31,736        305,935
 #*K-V Pharmaceutical Co. Class B...........................   8,994         12,951
   Landauer, Inc............................................  17,334        913,848
  *Lannet Co., Inc..........................................  65,604        258,480
  *LCA-Vision, Inc..........................................  27,763        205,446
   LeMaitre Vascular, Inc...................................  33,988        183,535
  *LHC Group, Inc...........................................  23,070        408,570
  *LifePoint Hospitals, Inc.................................  20,073        783,248
  *Ligand Pharmaceuticals, Inc. Class B.....................     851         11,497
  *Luminex Corp.............................................  28,361        710,159
 #*Magellan Health Services, Inc............................  32,968      1,459,823
 #*MAP Pharmaceuticals, Inc.................................  24,046        308,270
 #*Masimo Corp..............................................  12,634        279,590
  *Maxygen, Inc.............................................  71,734        405,297
  *MedAssets, Inc...........................................  38,526        485,813
  *MedCath Corp.............................................  41,900        330,591
  *Medical Action Industries, Inc...........................  29,326        161,880
 #*Medicines Co. (The)...................................... 106,267      2,347,438
 #*MediciNova, Inc..........................................   2,300          6,900

                                     1032

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Health Care -- (Continued)
  *Medidata Solutions, Inc..................................  49,170     $1,273,995
 #*Medivation, Inc..........................................   4,570        369,622
  *Medtox Scientific, Inc...................................  21,047        465,139
 #*Merge Healthcare, Inc....................................   4,249         18,271
   Meridian Bioscience, Inc.................................   2,359         48,477
  *Merit Medical Systems, Inc...............................  56,541        747,472
 #*Metropolitan Health Networks, Inc........................ 119,084        890,748
  *Misonix, Inc.............................................   1,809          3,528
  *MModal, Inc..............................................  30,331        387,024
  *Molina Healthcare, Inc...................................  68,436      1,755,383
 #*Momenta Pharmaceuticals, Inc.............................  34,495        547,781
 #*MWI Veterinary Supply, Inc...............................  14,870      1,403,728
  *Myrexis, Inc.............................................  26,518         80,084
  *Myriad Genetics, Inc.....................................  41,274      1,073,537
  *Nabi Biopharmaceuticals..................................  56,698         94,686
  *Nanosphere, Inc..........................................   2,136          3,781
   National Healthcare Corp.................................  23,690      1,080,264
   National Research Corp...................................  11,763        568,623
  *Natus Medical, Inc.......................................  48,827        597,642
 #*Navidea Biopharmaceuticals, Inc..........................   7,239         22,586
  *Neogen Corp..............................................  19,624        765,140
  *Neurocrine Biosciences, Inc..............................  52,892        392,988
  *Obagi Medical Products, Inc..............................  38,516        505,330
  *Omnicell, Inc............................................  71,981      1,027,169
  *OraSure Technologies, Inc................................  66,753        765,657
  *Orthofix International N.V...............................  15,466        637,509
  #Owens & Minor, Inc.......................................  10,361        302,956
  *Pain Therapeutics, Inc...................................  13,589         55,035
  *Palomar Medical Technologies, Inc........................  34,271        298,158
 #*Par Pharmaceutical Cos., Inc.............................  47,469      2,009,837
 #*PAREXEL International Corp...............................  64,784      1,745,281
  *PDI, Inc.................................................  33,451        271,288
   PDL BioPharma, Inc....................................... 148,819        936,072
  *Pernix Therapeutics Holdings, Inc........................   4,466         38,408
  *PharMerica Corp..........................................  49,407        586,461
 #*Pozen, Inc...............................................  25,045        166,800
  *Progenics Pharmaceuticals, Inc...........................  54,641        600,505
  *ProPhase Labs, Inc.......................................  28,021         28,301
  *Providence Service Corp. (The)...........................  28,021        393,975
  *pSivida Corp.............................................  44,167        101,584
 #*PSS World Medical, Inc...................................  25,303        605,501
 #*Questcor Pharmaceuticals, Inc............................  56,029      2,515,702
 #*Quidel Corp..............................................  67,786      1,119,825
  *RadNet, Inc..............................................  56,253        173,822
  *Repligen Corp............................................  73,292        323,218
  *Rigel Pharmaceuticals, Inc............................... 100,324        775,505
  *Rochester Medical Corp...................................  29,380        295,563
 #*Rockwell Medical Technologies, Inc.......................   7,757         71,752
  *RTI Biologics, Inc....................................... 135,904        475,664
 #*Sangamo Biosciences, Inc.................................  44,148        205,288
  *SciClone Pharmaceuticals, Inc............................ 135,804        813,466
 #*Select Medical Holdings Corp.............................  99,570        853,315
  *Skilled Healthcare Group, Inc. Class A...................  27,400        210,158
  *Solta Medical, Inc....................................... 105,129        341,669
   Span-American Medical System, Inc........................   5,507         90,590
  *Spectranetics Corp.......................................  46,154        484,155
 #*Spectrum Pharmaceuticals, Inc............................  70,193        746,152
  *SRI/Surgical Express, Inc................................     337          1,270
  *Staar Surgical Co........................................  25,781        282,818
   STERIS Corp..............................................  58,593      1,840,406
  *Strategic Diagnostics, Inc...............................  50,513         89,913

                                     1033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Health Care -- (Continued)
  *Sucampo Pharmaceuticals, Inc. Class A....................  30,130     $    250,682
  *SunLink Health Systems, Inc..............................   2,957            3,637
 #*Sunrise Senior Living, Inc...............................  92,303          579,663
  *SurModics, Inc...........................................  32,070          474,315
  *Symmetry Medical, Inc....................................  79,122          562,557
 #*Synageva BioPharma Corp..................................   5,998          227,804
  *Targacept, Inc...........................................  13,866           65,864
  *Team Health Holdings, Inc................................  56,239        1,211,388
  *Theragenics Corp.........................................  29,558           50,840
  *Thoratec Corp............................................  54,224        1,887,537
  *TranS1, Inc..............................................  41,476          147,240
 #*Transcept Pharmaceuticals, Inc...........................  23,802          213,980
  *Triple-S Management Corp. Class B........................  35,425          746,050
   U.S. Physical Therapy, Inc...............................  25,424          619,837
  *Universal American Corp.................................. 119,086        1,093,209
   Utah Medical Products, Inc...............................   8,858          280,533
  *Vascular Solutions, Inc..................................  35,247          400,053
 #*VCA Antech, Inc..........................................   7,191          170,139
  *ViroPharma, Inc.......................................... 115,735        2,517,236
  *WellCare Health Plans, Inc...............................  37,600        2,300,368
  #West Pharmaceutical Services, Inc........................  27,039        1,214,051
  *Wizzard Software Corp....................................  11,174           27,153
  *Wright Medical Group, Inc................................  49,614          924,309
 #*XenoPort, Inc............................................  71,661          327,491
   Young Innovations, Inc...................................  18,212          619,208
 #*Zalicus, Inc.............................................  80,586           84,615
                                                                         ------------
Total Health Care...........................................              124,443,285
                                                                         ------------
Industrials -- (15.1%)
   A.O. Smith Corp..........................................  26,535        1,263,066
  *A.T. Cross Co. Class A...................................  23,659          271,605
  #AAON, Inc................................................  48,579          991,012
   AAR Corp.................................................  55,400          855,930
  #ABM Industries, Inc......................................  59,910        1,394,705
  *Acacia Research Corp.....................................  42,901        1,758,941
  *ACCO Brands Corp.........................................  79,395          833,647
  *Accuride Corp............................................  26,385          191,291
   Aceto Corp...............................................  58,347          525,123
   Acorn Energy, Inc........................................  33,031          412,557
  #Actuant Corp. Class A....................................  66,176        1,804,620
  *Adept Technology, Inc....................................  19,544          113,746
 #*Advisory Board Co. (The).................................  19,413        1,769,689
  *Aegion Corp..............................................  47,114          859,830
  *AeroCentury Corp.........................................   1,795           19,494
  *Aerosonic Corp...........................................     932            3,206
  *Aerovironment, Inc.......................................  24,037          584,580
  *Air Transport Services Group, Inc........................ 119,311          632,348
   Aircastle, Ltd...........................................  81,000          984,150
   Alamo Group, Inc.........................................  28,366          955,367
  *Alaska Air Group, Inc....................................  53,180        1,797,484
   Albany International Corp. Class A.......................  33,856          815,252
   Alexander & Baldwin, Inc.................................  36,714        1,878,288
 #*Allegiant Travel Co......................................  21,587        1,268,452
 -*Allied Defense Group, Inc................................   2,975           16,006
   Allied Motion Technologies, Inc..........................   3,593           28,924
  *Altra Holdings, Inc......................................  52,129          952,918
   Amerco, Inc..............................................  25,259        2,537,014
  *Ameresco, Inc............................................  37,926          462,318
  *American Railcar Industries, Inc.........................  53,578        1,445,534
  *American Reprographics Co................................  65,530          357,794
   American Science & Engineering, Inc......................   9,761          637,491

                                     1034

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
   American Woodmark Corp...................................  25,215     $  452,609
   Ampco-Pittsburgh Corp....................................  19,339        359,319
  *AMREP Corp...............................................  11,795         91,647
   Apogee Enterprises, Inc..................................  64,023        983,393
   Applied Industrial Technologies, Inc.....................  46,028      1,808,440
  #Argan, Inc...............................................  25,353        369,647
   Arkansas Best Corp.......................................  46,247        709,429
  *Arotech Corp.............................................  20,131         23,956
 #*Ascent Solar Technologies, Inc...........................   8,458          5,506
 #*Asset Acceptance Capital Corp............................  39,395        209,581
   Asta Funding, Inc........................................  33,832        286,895
  *Astec Industries, Inc....................................  25,236        789,634
  *Astronics Corp...........................................  14,969        475,266
 #*Astronics Corp. Class B..................................   3,520        110,211
  *Atlas Air Worldwide Holdings, Inc........................  25,759      1,186,202
  *Avalon Holding Corp. Class A.............................   1,400          7,980
  *Avis Budget Group, Inc................................... 116,273      1,530,153
   AZZ, Inc.................................................  17,533        906,631
   Baltic Trading, Ltd......................................   7,544         35,080
  #Barnes Group, Inc........................................  61,800      1,631,520
   Barrett Business Services, Inc...........................  23,882        472,864
 #*Beacon Roofing Supply, Inc...............................  53,162      1,418,894
  #Belden, Inc..............................................  15,938        554,324
  *Blount International, Inc................................  40,465        654,319
  *BlueLinx Holdings, Inc...................................  54,738        150,530
  #Brady Corp. Class A......................................  40,712      1,263,293
  *Breeze-Eastern Corp......................................  18,372        149,272
   Briggs & Stratton Corp...................................  68,413      1,238,275
   Brink's Co. (The)........................................  21,195        538,353
  *Builders FirstSource, Inc................................  44,608        186,015
  *CAI International, Inc...................................  39,678        819,747
   Cascade Corp.............................................  23,744      1,117,630
  *Casella Waste Systems, Inc. Class A......................  45,727        275,734
 #*CBIZ, Inc................................................ 115,007        698,092
   CDI Corp.................................................  41,113        729,345
  #CECO Environmental Corp..................................  33,739        276,660
   Celadon Group, Inc.......................................  43,650        682,250
   Ceradyne, Inc............................................  31,356        793,934
  *Champion Industries, Inc.................................   2,307          1,961
  *Chart Industries, Inc....................................  32,460      2,480,918
   Chicago Rivet & Machine Co...............................     300          5,640
   CIRCOR International, Inc................................  24,223        753,820
  *Coleman Cable, Inc.......................................  23,142        196,707
 #*Colfax Corp..............................................  47,513      1,610,216
  *Columbus McKinnon Corp...................................  40,308        597,768
   Comfort Systems USA, Inc.................................  78,274        828,139
  *Command Security Corp....................................  21,112         26,179
  *Commercial Vehicle Group, Inc............................  40,216        427,898
   CompX International, Inc.................................   2,107         28,297
  *Consolidated Graphics, Inc...............................  22,300        891,777
   Con-way, Inc.............................................  44,238      1,437,735
   Corporate Executive Board Co.............................  28,737      1,188,850
 #*CoStar Group, Inc........................................  33,672      2,454,352
   Courier Corp.............................................  26,492        272,073
  *Covenant Transportation Group, Inc. Class A..............  27,300         90,363
  *CPI Aerostructures, Inc..................................  16,331        264,399
  *CRA International, Inc...................................  22,627        462,722
   Cubic Corp...............................................  29,003      1,340,809
   Curtiss-Wright Corp......................................  51,875      1,830,669
  #Deluxe Corp..............................................  33,010        785,968
  *Dolan Co. (The)..........................................  59,617        477,532

                                     1035

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
 #*Dollar Thrifty Automotive Group, Inc.....................   3,800     $  307,268
   Douglas Dynamics, Inc....................................  45,195        638,605
  *Ducommun, Inc............................................  26,596        313,833
  *DXP Enterprises, Inc.....................................  31,485      1,365,504
  *Dycom Industries, Inc....................................  72,381      1,692,992
   Dynamic Materials Corp...................................  33,195        606,805
 #*Eagle Bulk Shipping, Inc.................................     982          1,610
   Eastern Co. (The)........................................   8,993        218,080
   Ecology & Environment, Inc. Class A......................     920         13,864
  #EMCOR Group, Inc.........................................  52,749      1,546,601
  *Encore Capital Group, Inc................................  43,194      1,023,698
   Encore Wire Corp.........................................  44,832      1,142,768
 #*Energy Recovery, Inc.....................................  55,758        117,092
  *EnergySolutions, Inc..................................... 149,060        627,543
 #*EnerNOC, Inc.............................................  17,034        102,374
  *EnerSys..................................................  63,999      2,236,765
   Ennis, Inc...............................................  62,322        982,195
  *EnPro Industries, Inc....................................  29,763      1,232,486
   ESCO Technologies, Inc...................................  27,940        961,136
   Espey Manufacturing & Electronics Corp...................   5,593        140,608
  *Esterline Technologies Corp..............................  26,367      1,805,876
 #*Excel Maritime Carriers, Ltd.............................  11,578         21,651
  *Exponent, Inc............................................  22,644      1,082,383
  *Federal Signal Corp...................................... 119,422        616,218
  *Flanders Corp............................................  43,228        190,203
  *Flow International Corp.................................. 102,572        421,571
   Forward Air Corp.........................................  25,401        858,046
  *Franklin Covey Co........................................  41,060        381,447
  #Franklin Electric Co., Inc...............................  26,995      1,353,799
   FreightCar America, Inc..................................  25,570        552,312
  *Frozen Food Express Industries...........................  29,183         38,230
 #*FTI Consulting, Inc......................................  38,208      1,388,479
  *Fuel Tech, Inc...........................................  42,845        198,372
  *Furmanite Corp...........................................  76,738        480,380
   G & K Services, Inc. Class A.............................  28,477        935,754
   GATX Corp................................................  30,289      1,298,489
 #*Genco Shipping & Trading, Ltd............................  81,022        433,468
  *Gencor Industries, Inc...................................  10,941         77,134
 #*GenCorp, Inc.............................................  56,140        385,682
 #*Generac Holdings, Inc....................................  45,980      1,107,198
  *General Cable Corp.......................................  62,794      1,848,655
  *Geo Group, Inc. (The)....................................  93,170      1,929,551
  *GeoEye, Inc..............................................  23,678        542,700
  *Gibraltar Industries, Inc................................  57,735        780,577
  *Global Power Equipment Group, Inc........................  33,358        834,284
   Gorman-Rupp Co. (The)....................................  28,158        810,950
  *GP Strategies Corp.......................................  43,118        723,520
   Graham Corp..............................................  20,837        460,081
   Granite Construction, Inc................................  44,900      1,250,016
   Great Lakes Dredge & Dock Corp........................... 118,165        875,603
  *Greenbrier Cos., Inc.....................................  48,489        836,435
   Griffon Corp.............................................  86,354        855,768
  *H&E Equipment Services, Inc..............................  62,963      1,215,186
   Hardinge, Inc............................................  27,050        305,124
  *Harsco Corp..............................................  15,027        335,102
  *Hawaiian Holdings, Inc...................................  91,745        519,277
  #Healthcare Services Group, Inc...........................  25,427        539,561
  #Heartland Express, Inc...................................  64,850        896,876
  #HEICO Corp...............................................  23,112        931,896
   HEICO Corp. Class A......................................  36,826      1,186,910
   Heidrick & Struggles International, Inc..................  38,571        752,134

                                     1036

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
   Herman Miller, Inc.......................................  37,800     $  738,234
  *Hexcel Corp..............................................  21,742        595,296
  *Hill International, Inc..................................  89,555        318,816
  #HNI Corp.................................................  44,468      1,072,568
 #*Hoku Corp................................................  74,504         29,057
   Houston Wire & Cable Co..................................  39,943        490,899
 #*Hub Group, Inc. Class A..................................  21,398        748,930
  *Hudson Highland Group, Inc...............................  61,736        335,844
  *Huntington Ingalls Industries, Inc.......................  25,876      1,020,808
  *Hurco Cos., Inc..........................................  16,988        447,294
  *Huron Consulting Group, Inc..............................  28,995      1,021,784
  *ICF International, Inc...................................  45,979      1,146,716
 #*II-VI, Inc...............................................  70,886      1,446,783
 #*InnerWorkings, Inc....................................... 105,719      1,216,826
  *Innotrac Corp............................................     712            915
  *Innovative Solutions & Support, Inc......................  39,691        161,939
   Insperity, Inc...........................................  23,130        630,755
   Insteel Industries, Inc..................................  33,158        377,006
  *Integrated Electrical Services, Inc......................  16,819         74,340
   Interface, Inc. Class A..................................  41,831        592,327
  *Interline Brands, Inc....................................  76,982      1,619,701
   International Shipholding Corp...........................  14,919        315,686
   Intersections, Inc.......................................  44,983        541,145
  *JetBlue Airways Corp..................................... 331,575      1,574,981
   John Bean Technologies Corp..............................  57,579        920,688
  *Kadant, Inc..............................................  23,091        597,364
   Kaman Corp...............................................  29,790      1,024,180
   Kaydon Corp..............................................  29,700        728,541
   Kelly Services, Inc. Class A.............................  52,994        741,386
  *Key Technology, Inc......................................  12,633        165,113
  *Kforce, Inc..............................................  72,018      1,042,100
   Kimball International, Inc. Class B......................  63,709        435,132
  #Knight Transportation, Inc...............................  54,513        895,103
   Knoll, Inc...............................................  39,947        590,816
  *Korn/Ferry International.................................  61,744        997,166
 #*Kratos Defense & Security Solutions, Inc.................  37,089        205,844
   KSW, Inc.................................................  14,516         57,193
   L.B. Foster Co. Class A..................................  18,963        508,398
   L.S. Starrett Co. Class A................................   5,758         74,278
   Lawson Products, Inc.....................................  19,440        283,046
  *Layne Christensen Co.....................................  43,700        898,035
   Lindsay Corp.............................................  12,354        825,124
  *LMI Aerospace, Inc.......................................  26,487        484,447
   LSI Industries, Inc......................................  55,807        382,278
  *Lydall, Inc..............................................  41,010        432,656
  *Magnetek, Inc............................................   1,607         30,694
   Marten Transport, Ltd....................................  51,914      1,093,828
 #*MasTec, Inc..............................................  89,929      1,563,865
   McGrath RentCorp.........................................  31,476        926,024
  *Meritor, Inc.............................................  18,500        120,435
  *Metalico, Inc............................................  77,538        251,223
   Met-Pro Corp.............................................  35,649        355,064
  *MFRI, Inc................................................  15,568        108,976
  *Michael Baker Corp.......................................  19,432        437,803
  *Middleby Corp............................................  16,509      1,675,168
   Miller Industries, Inc...................................  24,931        408,868
  #Mine Safety Appliances Co................................  36,149      1,534,887
  *Mistras Group, Inc.......................................  39,841        935,068
  *Mobile Mini, Inc.........................................  58,459      1,102,537
  *Moog, Inc. Class A.......................................  10,295        435,170
  *Moog, Inc. Class B.......................................     488         20,603

                                     1037

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
   Mueller Industries, Inc..................................  43,197     $1,974,535
   Mueller Water Products, Inc. Class A..................... 214,157        768,824
   Multi-Color Corp.........................................  32,796        699,211
  *MYR Group, Inc...........................................  43,679        730,313
   NACCO Industries, Inc. Class A...........................   8,800        998,536
  #National Presto Industries, Inc..........................   7,876        580,619
  *National Technical Systems, Inc..........................  25,608        140,844
  *Navigant Consulting, Inc.................................  58,218        810,395
  *NCI Building Systems, Inc................................   2,130         25,539
   NL Industries, Inc....................................... 130,738      1,839,484
  *NN, Inc..................................................  33,998        268,924
  *Northwest Pipe Co........................................  20,297        422,381
 #*Ocean Power Technologies, Inc............................  15,010         40,977
 #*Old Dominion Freight Line, Inc...........................  11,691        519,899
 #*Omega Flex, Inc..........................................  20,721        278,697
  *On Assignment, Inc....................................... 101,799      1,904,659
  *Orbital Sciences Corp....................................  53,279        669,184
  *Orion Energy Systems, Inc................................  51,205        107,530
  *Orion Marine Group, Inc..................................  36,015        249,224
  *Oshkosh Corp.............................................  15,660        357,518
   P.A.M. Transportation Services, Inc......................  20,605        219,855
 #*Pacer International, Inc.................................  88,548        532,173
  *Park-Ohio Holdings Corp..................................  31,837        687,361
  *Patrick Industries, Inc..................................     400          5,176
  *Patriot Transportation Holding, Inc......................  15,359        337,437
  *Pendrell Corp............................................  52,857         71,357
  *PGT, Inc.................................................  68,796        140,344
  *Pike Electric Corp.......................................  67,394        553,979
 #*PMFG, Inc................................................  19,052        257,393
 #*Portfolio Recovery Associates, Inc.......................  18,701      1,287,003
  *Powell Industries, Inc...................................  27,846        908,058
  *PowerSecure International, Inc...........................  31,371        162,815
   Preformed Line Products Co...............................   6,300        363,699
   Primoris Services Corp...................................  51,369        740,741
   Providence & Worcester Railroad Co.......................   1,886         30,082
  *Quality Distribution, Inc................................  51,480        575,032
   Quanex Building Products Corp............................  46,330        853,862
  *RailAmerica, Inc.........................................  53,569      1,241,729
  #Raven Industries, Inc....................................  15,031        905,017
  *RBC Bearings, Inc........................................  23,772      1,114,431
  *RCM Technologies, Inc....................................  21,213        115,187
  *Republic Airways Holdings, Inc...........................  75,167        382,600
   Resources Connection, Inc................................  49,427        641,562
  *Roadrunner Transportation Systems, Inc...................  39,389        683,399
  #Robbins & Myers, Inc.....................................  38,214      1,861,404
  *RSC Holdings, Inc........................................  20,784        492,996
  *Rush Enterprises, Inc. Class A...........................  44,304        801,016
  *Rush Enterprises, Inc. Class B...........................  19,130        284,272
  *Saia, Inc................................................  32,965        619,083
  #Sauer-Danfoss, Inc.......................................   2,522        109,228
   Schawk, Inc..............................................  56,123        755,977
  *Seaboard Corp............................................      99        197,052
   SeaCube Container Leasing, Ltd...........................   7,546        139,978
   Servotronics, Inc........................................   4,083         39,523
  *Shaw Group, Inc. (The)...................................   1,122         33,963
   SIFCO Industries, Inc....................................  12,202        237,634
  #Simpson Manufacturing Co., Inc...........................  52,259      1,621,597
   SkyWest, Inc.............................................  69,166        621,802
  *SL Industries, Inc.......................................  14,437        265,641
  *Sparton Corp.............................................  25,657        256,570
  *Standard Parking Corp....................................  28,205        537,587

                                     1038

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Industrials -- (Continued)
   Standard Register Co.....................................  46,619     $     40,559
   Standex International Corp...............................  32,398        1,427,456
   Steelcase, Inc. Class A..................................  89,369          772,148
  *Sterling Construction Co., Inc...........................  29,272          286,573
   Sun Hydraulics Corp......................................  37,121          929,139
  *Supreme Industries, Inc. Class A.........................   6,279           25,807
 #*Swift Transportation Co..................................  75,863          795,803
  *SYKES Enterprises, Inc...................................  51,985          823,962
   Sypris Solutions, Inc....................................   2,619           10,528
  #TAL International Group, Inc.............................  39,709        1,640,379
  *Taser International, Inc................................. 100,108          460,497
  *Team, Inc................................................  44,752        1,326,002
  *Tecumseh Products Co. Class A............................  16,201           61,888
  *Tecumseh Products Co. Class B............................   2,406            9,552
  *Teledyne Technologies, Inc...............................  18,596        1,201,674
   Tennant Co...............................................  16,581          734,538
  *Tetra Tech, Inc..........................................  61,747        1,648,645
   Textainer Group Holdings, Ltd............................  44,841        1,572,574
  #Titan International, Inc.................................  69,401        2,004,995
  *Titan Machinery, Inc.....................................  49,519        1,764,362
  #Toro Co..................................................   5,555          396,960
  *TRC Cos., Inc............................................  46,326          304,825
  *Trex Co., Inc............................................  30,015          960,480
  *TriMas Corp..............................................  57,015        1,254,900
  #Triumph Group, Inc.......................................  46,890        2,945,630
  *TrueBlue, Inc............................................  73,127        1,262,172
  *Tufco Technologies, Inc..................................   1,800            5,697
  *Tutor Perini Corp........................................  42,859          651,885
  #Twin Disc, Inc...........................................  25,398          556,978
  *Ultralife Corp...........................................  41,641          209,454
   UniFirst Corp............................................  18,468        1,122,116
 #*United Rentals, Inc......................................  49,945        2,331,433
  #United Stationers, Inc...................................  55,448        1,572,505
   Universal Forest Products, Inc...........................  26,813        1,002,806
  *Universal Security Instruments, Inc......................   1,120            6,104
   Universal Truckload Services, Inc........................  28,988          452,213
 #*US Airways Group, Inc.................................... 133,986        1,374,696
   US Ecology, Inc..........................................  39,871          864,403
   US Home Systems, Inc.....................................  15,457          135,558
  *USA Truck, Inc...........................................  25,619          176,259
 #*USG Corp.................................................  46,873          846,058
   UTi Worldwide, Inc.......................................  33,582          559,812
  *Versar, Inc..............................................  22,996           53,121
   Viad Corp................................................  45,694          826,148
   Vicor Corp...............................................  35,525          247,609
   Virco Manufacturing Corp.................................  16,500           29,700
   VSE Corp.................................................   7,394          162,668
   Watsco, Inc. Class B.....................................   1,348           97,865
   Watts Water Technologies, Inc. Class A...................  41,417        1,524,974
  #Werner Enterprises, Inc..................................  38,324          905,213
 #*WESCO International, Inc.................................   1,446           96,000
  *Willdan Group, Inc.......................................   3,099           10,816
  *Willis Lease Finance Corp................................  10,487          136,855
  *XPO Logistics, Inc.......................................  17,706          294,097
                                                                         ------------
Total Industrials...........................................              233,994,279
                                                                         ------------

Information Technology -- (15.2%)
 #*3D Systems Corp..........................................  78,815        2,324,254
  *Accelrys, Inc............................................ 125,685        1,034,388
 #*ACI Worldwide, Inc.......................................  37,260        1,485,184
  *Actuate Corp............................................. 102,626          728,645

                                     1039

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
 #*Acxiom Corp..............................................  84,993     $1,166,954
  *ADDvantage Technologies Group, Inc.......................  13,988         34,271
  *Advanced Energy Industries, Inc..........................  72,031        860,050
 #*Advent Software, Inc.....................................  43,884      1,184,429
 #*Aeroflex Holding Corp....................................  10,238        114,666
  *Aetrium, Inc.............................................  19,579         12,531
  *Agilysys, Inc............................................  17,297        151,522
  *Alpha & Omega Semiconductor, Ltd.........................   4,943         48,886
   American Software, Inc. Class A..........................  55,904        462,885
 #*Amkor Technology, Inc.................................... 112,651        582,406
 #*Amtech Systems, Inc......................................  20,021        139,747
  *ANADIGICS, Inc........................................... 110,526        244,262
  *Anaren, Inc..............................................  35,136        633,853
 #*Ancestry.com, Inc........................................   8,690        232,023
  *AOL, Inc.................................................  69,740      1,746,290
  *Applied Micro Circuits Corp.............................. 116,811        651,805
  *Arris Group, Inc......................................... 170,706      2,207,229
 #*Aspen Technology, Inc....................................  21,002        415,420
   Astro-Med, Inc...........................................   5,157         43,190
  *ATMI, Inc................................................  47,820      1,004,698
  *AuthenTec, Inc........................................... 103,134        335,186
  *Aviat Networks, Inc......................................  41,910        106,870
  *Avid Technology, Inc.....................................  38,184        331,819
  *Aware, Inc...............................................  31,813        197,241
  *Axcelis Technologies, Inc................................ 137,992        187,669
  *AXT, Inc.................................................  74,440        378,900
   Badger Meter, Inc........................................  31,483      1,162,982
   Bel Fuse, Inc. Class A...................................   4,111         80,452
   Bel Fuse, Inc. Class B...................................  21,676        385,616
  *Benchmark Electronics, Inc...............................  66,556      1,056,909
   Black Box Corp...........................................  36,899        834,286
  #Blackbaud, Inc...........................................  42,476      1,315,906
  *Bottomline Technologies, Inc.............................  37,887        891,481
  *Brightpoint, Inc......................................... 102,583        627,808
 #*BroadVision, Inc.........................................   3,094         74,565
   Brooks Automation, Inc...................................  72,601        853,788
  *BSQUARE Corp.............................................  23,682         71,046
  *BTU International, Inc...................................  20,546         57,940
   Cabot Microelectronics Corp..............................  27,750        954,045
 #*CACI International, Inc. Class A.........................  27,928      1,707,239
  *CalAmp Corp..............................................  61,655        368,697
 #*Calix, Inc...............................................  15,885        126,445
 #*Cardtronics, Inc.........................................  36,776        969,415
  *Cascade Microtech, Inc...................................  20,463         98,427
   Cass Information Systems, Inc............................  20,714        848,238
  *CEVA, Inc................................................  37,919        837,631
  *Checkpoint Systems, Inc..................................  43,000        471,280
  *Chyron International Corp................................   1,300          1,918
  *CIBER, Inc............................................... 133,356        554,761
 #*Cirrus Logic, Inc........................................ 109,053      2,985,871
  *Clearfield, Inc..........................................  31,326        133,136
  #Cognex Corp..............................................  39,844      1,603,721
  *Coherent, Inc............................................  24,131      1,269,291
   Cohu, Inc................................................  56,523        620,623
-#*Commerce One LLC.........................................   1,966             --
   Communications Systems, Inc..............................  22,540        293,245
 #*CommVault Systems, Inc...................................  35,712      1,859,524
  *Computer Task Group, Inc.................................  45,193        651,683
 #*Compuware Corp...........................................  44,170        385,162
  *comScore, Inc............................................  18,562        369,755
   Comtech Telecommunications Corp..........................  33,196      1,026,420

                                     1040

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
  *Concurrent Computer Corp.................................  17,990     $   68,362
  *Constant Contact, Inc....................................   5,333        128,899
  *Convergys Corp........................................... 170,395      2,278,181
  *Convio, Inc..............................................  16,517        264,272
  *CoreLogic, Inc...........................................  67,990      1,135,433
  *Cray, Inc................................................  88,026        981,490
   Crexendo, Inc............................................   6,053         22,275
  *CSG Systems International, Inc...........................  60,579        872,338
   CSP, Inc.................................................   1,770          7,310
   CTS Corp.................................................  70,162        752,838
  *CyberOptics Corp.........................................  22,727        224,770
 #*Cymer, Inc...............................................  34,206      1,773,239
   Daktronics, Inc..........................................  90,908        739,991
  *Datalink Corp............................................  42,089        428,466
  *Dataram Corp.............................................  15,135         15,438
   DDi Corp.................................................  52,018        675,194
 #*DealerTrack Holdings, Inc................................  46,820      1,396,641
  *Deltek, Inc..............................................  37,296        389,370
  *Dice Holdings, Inc.......................................  74,148        799,315
  *Digi International, Inc..................................  57,051        529,433
  *Digimarc Corp............................................  17,348        453,650
  *Digital River, Inc.......................................  29,578        556,362
 #*Diodes, Inc..............................................  40,113        894,119
  *Ditech Networks, Inc.....................................  30,923         28,758
  *Dot Hill Systems Corp....................................  99,183        123,979
  *DSP Group, Inc...........................................  50,499        330,263
  *DTS, Inc.................................................  22,305        695,916
  *Dynamics Research Corp...................................  24,010        172,632
   EarthLink, Inc........................................... 157,051      1,275,254
  #Ebix, Inc................................................  42,888        877,060
 #*Echo Global Logistics, Inc...............................  27,981        476,516
  *EDGAR Online, Inc........................................  15,360         11,366
  *Edgewater Technology, Inc................................  10,739         42,956
   Electro Rent Corp........................................  58,345        909,015
   Electro Scientific Industries, Inc.......................  58,639        836,192
  *Electronics for Imaging, Inc.............................  66,427      1,185,722
  *eMagin Corp..............................................  23,626         73,477
 #*EMCore Corp..............................................  23,077        104,308
  *Emulex Corp..............................................  80,535        699,044
  *Entegris, Inc............................................  97,311        861,202
 #*Entropic Communications, Inc............................. 111,345        470,989
  *Envestnet, Inc...........................................  17,580        219,926
   EPIQ Systems, Inc........................................  73,656        836,732
  *ePlus, Inc...............................................  19,436        576,472
 #*Euronet Worldwide, Inc...................................  56,870      1,230,098
  *Exar Corp................................................ 105,514        835,671
  *ExlService Holdings, Inc.................................  35,150        972,952
  *Extreme Networks......................................... 214,923        823,155
  *Fabrinet.................................................   6,022        101,290
  #Fair Isaac Corp..........................................  47,990      2,058,771
  *Fairchild Semiconductor International, Inc...............  83,581      1,184,343
  *FalconStor Software, Inc.................................   9,186         30,222
  *FARO Technologies, Inc...................................  32,288      1,807,482
 #*FEI Co...................................................  44,900      2,252,633
 #*Finisar Corp.............................................  88,158      1,456,370
  *FormFactor, Inc..........................................  35,570        199,192
   Forrester Research, Inc..................................  38,024      1,347,951
  *Frequency Electronics, Inc...............................  19,508        149,236
  *FSI International, Inc...................................  95,497        484,170
  *Global Cash Access Holdings, Inc......................... 147,968      1,250,330
  *Globecomm Systems, Inc...................................  54,188        768,386

                                     1041

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
  *GSE Systems, Inc.........................................  18,062     $   52,019
  *GSI Group, Inc...........................................  63,299        764,019
  *GSI Technology, Inc......................................  61,196        258,859
 #*GT Advanced Technologies, Inc............................  99,000        644,490
  *GTSI Corp................................................  19,687        104,144
  *Guidance Software, Inc...................................  26,259        249,198
  *Hackett Group, Inc. (The)................................  96,523        551,146
  *Harmonic, Inc............................................ 139,461        658,256
  *Hauppauge Digital, Inc...................................  14,537         21,369
  #Heartland Payment Systems, Inc...........................  30,016        914,588
 #*Higher One Holdings, Inc.................................  16,655        262,649
 #*Hittite Microwave Corp...................................  19,557      1,047,082
  *Hutchinson Technology, Inc...............................  32,796         67,560
  *I.D. Systems, Inc........................................  22,095        133,896
  *Identive Group, Inc...................................... 106,358        219,097
  *IEC Electronics Corp.....................................  22,686        117,060
 #*iGATE Corp...............................................  81,919      1,594,144
  *iGo, Inc.................................................  52,565         38,372
  *Imation Corp.............................................  31,340        181,772
  *Immersion Corp...........................................  61,885        337,273
 #*Infinera Corp............................................  94,164        674,214
  *InfoSpace, Inc...........................................  98,115      1,092,020
  *Innodata Isogen, Inc.....................................  59,616        328,484
  *Inphi Corp...............................................  25,523        259,058
  *Insight Enterprises, Inc.................................  55,890      1,135,126
  *Integrated Device Technology, Inc........................ 209,150      1,415,946
  *Integrated Silicon Solution, Inc.........................  64,686        686,965
  *Intellicheck Mobilisa, Inc...............................  40,531         64,039
  *Interactive Intelligence Group, Inc......................  24,623        730,318
  #InterDigital, Inc........................................   7,387        204,768
  *Intermec, Inc............................................  43,121        229,404
  *Internap Network Services Corp........................... 117,110        824,454
 #*International Rectifier Corp.............................  69,905      1,526,026
  *Interphase Corp..........................................  15,755        100,832
   Intersil Corp. Class A................................... 109,782      1,127,461
  *Intevac, Inc.............................................  43,016        346,709
  *IntriCon Corp............................................  16,201        115,027
 #*IPG Photonics Corp.......................................  18,332        887,269
  *Iteris, Inc..............................................  58,990         85,536
 #*Itron, Inc...............................................  26,870      1,096,296
  *Ixia.....................................................  83,339      1,050,071
  *IXYS Corp................................................  72,900        908,334
  #j2 Global, Inc...........................................  52,765      1,362,920
 #*JDA Software Group, Inc..................................  46,262      1,336,047
  *Kemet Corp...............................................  65,860        560,469
  *Kenexa Corp..............................................  35,374      1,155,669
  *Key Tronic Corp..........................................  27,708        320,027
   Keynote Systems, Inc.....................................  39,691        730,314
 #*KIT Digital, Inc.........................................  84,356        571,934
  *Kopin Corp............................................... 154,736        552,408
  *Kulicke & Soffa Industries, Inc.......................... 101,885      1,334,694
  *KVH Industries, Inc......................................  35,503        354,320
  *Lattice Semiconductor Corp............................... 146,313        798,869
  *LeCroy Corp..............................................  30,488        315,246
 #*Lender Processing Services, Inc..........................  43,342      1,150,730
  *LGL Group, Inc. (The)....................................   5,074         36,939
  *Limelight Networks, Inc.................................. 149,162        408,704
  *Liquidity Services, Inc..................................  43,203      2,304,016
   Littlefuse, Inc..........................................  25,600      1,604,352
  *LogMeIn, Inc.............................................     400         14,404
  *LoJack Corp..............................................  42,858        167,575

                                     1042

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
  *LoopNet, Inc.............................................  46,119     $  884,101
  *Loral Space & Communications, Inc........................  14,577        904,503
  *LTX-Credence Corp........................................  73,335        506,012
  *Magnachip Semiconductor Corp.............................     946         11,144
  *Manhattan Associates, Inc................................  19,768        991,365
   ManTech International Corp. Class A......................  19,095        599,965
   Marchex, Inc. Class B....................................  55,195        192,079
  *Market Leader, Inc.......................................  67,535        245,152
  *Mattersight Corp.........................................  11,257        106,491
  *Mattson Technology, Inc.................................. 121,261        283,751
   Maximus, Inc.............................................  32,882      1,455,028
  *MaxLinear, Inc...........................................   5,633         27,320
  *Maxwell Technologies, Inc................................     800          7,608
  *Measurement Specialties, Inc.............................  36,932      1,319,580
  *MEMSIC, Inc..............................................  11,163         47,778
  *Mentor Graphics Corp..................................... 123,538      1,785,124
  *Mercury Computer Systems, Inc............................  56,581        746,869
   Mesa Laboratories, Inc...................................   6,345        314,966
   Methode Electronics, Inc.................................  70,444        595,252
   Micrel, Inc..............................................  61,281        667,350
 #*Microsemi Corp...........................................  84,792      1,824,724
 #*MicroStrategy, Inc.......................................   1,539        215,121
  *Mindspeed Technologies, Inc..............................  49,890        249,949
  *MIPS Technologies, Inc...................................  96,189        629,076
   MKS Instruments, Inc.....................................  62,805      1,736,558
   MOCON, Inc...............................................  11,568        206,257
  *ModusLink Global Solutions, Inc..........................  84,702        419,275
  *MoneyGram International, Inc.............................  14,773        248,630
  *Monolithic Power Systems, Inc............................  70,612      1,463,081
  *Monotype Imaging Holdings, Inc...........................  79,037      1,121,535
 #*Monster Worldwide, Inc...................................  44,235        381,748
  *MoSys, Inc...............................................  63,197        227,509
  *Move, Inc................................................  46,419        403,845
   MTS Systems Corp.........................................  20,247        971,249
  *Multi-Fineline Electronix, Inc...........................  36,866        976,580
  *Nanometrics, Inc.........................................  57,904        898,091
  *NAPCO Security Technologies, Inc.........................  40,193        120,177
  *NCI, Inc. Class A........................................  13,413         66,528
  *NETGEAR, Inc.............................................  41,819      1,610,032
 #*NetList, Inc.............................................  43,176        108,372
  *NetScout Systems, Inc....................................  64,833      1,341,395
 #*NetSuite, Inc............................................   2,700        119,826
  *Network Engines, Inc.....................................  44,733         40,260
  *Network Equipment Technologies, Inc......................  52,268         51,223
 #*NeuStar, Inc.............................................     900         32,715
  *Newport Corp.............................................  64,717      1,104,719
   NIC, Inc.................................................  20,171        225,713
  *Novatel Wireless, Inc....................................  53,698        155,187
 #*NumereX Corp. Class A....................................  34,779        329,705
 #*Oclaro, Inc..............................................  33,986         97,540
  *Official Payments Holdings, Inc..........................  32,351        153,667
 #*OmniVision Technologies, Inc.............................  50,800        935,736
  *Online Resources Corp....................................  56,463        159,790
 #*Onvia, Inc...............................................   3,803         14,642
  *Oplink Communications, Inc...............................  47,465        751,846
   OPNET Technologies, Inc..................................  42,410        982,216
  *Opnext, Inc..............................................  24,874         29,600
   Optical Cable Corp.......................................  17,561         52,507
 #*OSI Systems, Inc.........................................  29,110      1,946,295
  *PAR Technology Corp......................................  32,181        163,801
   Park Electrochemical Corp................................  32,970        951,184

                                     1043

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
   PC Connection, Inc.......................................  66,190     $  530,844
  *PC Mall, Inc.............................................  28,324        175,042
   PC-Tel, Inc..............................................  39,723        271,308
  *PDF Solutions, Inc.......................................  48,486        427,647
  *Perceptron, Inc..........................................  24,048        140,440
  *Perficient, Inc..........................................  67,100        805,871
  *Performance Technologies, Inc............................  25,604         57,353
  *Pericom Semiconductor Corp...............................  58,199        457,444
  *Pervasive Software, Inc..................................  47,844        296,154
 #*Photronics, Inc.......................................... 127,817        791,187
  *Pixelworks, Inc..........................................  33,255         83,138
  *Planar Systems, Inc......................................  29,908         55,330
   Plantronics, Inc.........................................  41,400      1,586,448
  *Plexus Corp..............................................  46,707      1,511,906
  *PLX Technology, Inc...................................... 100,486        399,934
  *PMC-Sierra, Inc.......................................... 258,477      1,827,432
  #Power Integrations, Inc..................................  32,553      1,233,108
  *Power-One, Inc........................................... 111,584        477,580
  *Presstek, Inc............................................  43,299         34,414
  *PRGX Global, Inc.........................................  58,307        368,500
  *Procera Networks, Inc....................................   1,980         41,105
 #*Progress Software Corp...................................  72,264      1,672,189
  *PROS Holdings, Inc.......................................  18,710        368,400
   QAD, Inc. Class A........................................  24,846        306,848
   QAD, Inc. Class B........................................   6,515         81,666
  *QLogic Corp..............................................  85,566      1,476,014
  *Qualstar Corp............................................  12,400         23,808
 #*Quest Software, Inc......................................  68,997      1,605,560
  *Radisys Corp.............................................  47,628        302,438
  *Ramtron International Corp...............................  67,517        156,639
   RealNetworks, Inc........................................  74,420        712,199
  *Reis, Inc................................................  15,451        134,269
  *Relm Wireless Corp.......................................  29,676         44,514
 #*Remark Media, Inc........................................  14,739         65,883
   RF Industries, Ltd.......................................   5,082         19,312
  *RF Micro Devices, Inc.................................... 245,143      1,061,469
   Richardson Electronics, Ltd..............................  31,158        392,902
   Rimage Corp..............................................  22,130        201,162
  *Rofin-Sinar Technologies, Inc............................  36,445        918,414
  *Rogers Corp..............................................  24,439        935,769
 #*Rosetta Stone, Inc.......................................  35,463        370,943
 #*Rubicon Technology, Inc..................................  23,165        218,909
  *Rudolph Technologies, Inc................................  61,561        664,859
  *Saba Software, Inc.......................................  47,458        461,292
  *Sanmina-SCI Corp.........................................  88,705        789,474
  #Sapient Corp............................................. 114,211      1,367,106
  *ScanSource, Inc..........................................  29,913        985,932
  *Scientific Learning Corp.................................  30,556         54,695
  *SeaChange International, Inc.............................  74,118        609,250
  *Selectica, Inc...........................................   1,042          4,043
 #*Semtech Corp.............................................  73,509      2,003,855
  *Sevcon, Inc..............................................   4,832         34,307
  *ShoreTel, Inc............................................  70,560        337,982
  *Sigma Designs, Inc.......................................  48,722        268,458
 #*Silicon Graphics International Corp......................  26,072        246,120
  *Silicon Image, Inc....................................... 163,574        981,444
 #*Silicon Laboratories, Inc................................  17,600        624,624
  *Smith Micro Software, Inc................................  56,638        113,842
  *SMTC Corp................................................   5,791         22,527
  *Sonus Networks, Inc...................................... 230,000        650,900
  *Soundbite Communications, Inc............................   4,790         13,747

                                     1044

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
 #*Sourcefire, Inc..........................................  25,577     $1,304,171
  *Spansion, Inc. Class A...................................  27,062        326,368
 #*Spark Networks, Inc......................................  42,721        192,244
  *SRS Labs, Inc............................................  41,838        398,716
 #*SS&C Technologies Holdings, Inc..........................  24,273        576,969
  *Stamps.com, Inc..........................................  25,491        740,004
  *Standard Microsystems Corp...............................  43,970      1,164,326
  *StarTek, Inc.............................................  24,822         45,424
  *STEC, Inc................................................  94,126        780,305
 #*Stratasys, Inc...........................................  29,742      1,523,088
  *Super Micro Computer, Inc................................  44,960        793,544
  *Supertex, Inc............................................  27,945        572,034
  *Support.com, Inc.........................................  91,640        332,653
  *Sycamore Networks, Inc...................................  36,135        563,345
  *Symmetricom, Inc.........................................  99,685        554,249
 #*Synaptics, Inc...........................................  27,717        851,189
 #*Synchronoss Technologies, Inc............................  10,332        323,392
 #*SYNNEX Corp..............................................  58,459      2,226,703
 #*Take-Two Interactive Software, Inc.......................  74,071      1,044,401
  *Tech Data Corp...........................................   8,730        469,587
  *TechTarget, Inc..........................................  59,955        446,065
  *TeleCommunication Systems, Inc. Class A.................. 108,495        209,395
 #*TeleNav, Inc.............................................  61,531        416,565
  *TeleTech Holdings, Inc...................................  62,869        952,465
   Tellabs, Inc............................................. 147,403        555,709
   Telular Corp.............................................  43,142        389,141
   Tessco Technologies, Inc.................................  18,299        365,980
  *Tessera Technologies, Inc................................  58,942        921,853
   TheStreet, Inc...........................................  73,298        148,062
  *TiVo, Inc................................................  94,428      1,018,878
  *TNS, Inc.................................................  24,367        497,087
  *Transact Technologies, Inc...............................  21,556        184,519
  *Trio-Tech International..................................     400            900
  *TriQuint Semiconductor, Inc.............................. 180,979        883,178
  *TSR, Inc.................................................     300          1,308
  *TTM Technologies, Inc....................................  80,481        831,369
 #*Tyler Technologies, Inc..................................  34,175      1,365,291
 #*Ultimate Software Group, Inc.............................   3,229        249,150
  *Ultra Clean Holdings.....................................  36,440        249,614
  *Ultratech, Inc...........................................  36,610      1,169,323
  *Unisys Corp..............................................  45,678        852,351
   United Online, Inc....................................... 199,613        946,166
  *USA Technologies, Inc....................................  42,977         72,631
  *UTStarcom Holdings Corp.................................. 176,378        231,055
 #*ValueClick, Inc..........................................  95,302      2,018,496
 #*Veeco Instruments, Inc...................................  26,890        811,809
 #*Verint Systems, Inc......................................   7,330        221,659
 #*ViaSat, Inc..............................................  17,200        830,760
  *Viasystems Group, Inc....................................   8,252        183,937
  *Vicon Industries, Inc....................................  12,267         38,702
  *Video Display Corp.......................................  29,556        125,613
 #*VirnetX Holding Corp.....................................      91          2,260
  *Virtusa Corp.............................................  57,462        867,102
  *Vishay Intertechnology, Inc.............................. 114,740      1,287,383
  *Vishay Precision Group, Inc..............................   1,108         16,044
 #*VistaPrint N.V...........................................  35,740      1,332,745
  *Vocus, Inc...............................................   7,607         98,359
  *Volterra Semiconductor Corp..............................  29,470        969,268
   Wayside Technology Group, Inc............................  12,677        172,280
  *Web.com Group, Inc.......................................  51,728        669,878
  *Websense, Inc............................................  24,602        510,245

                                     1045

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Information Technology -- (Continued)
  *Westell Technologies, Inc. Class A....................... 109,672     $    250,052
  *WPCS International, Inc..................................   5,182            5,597
  *Wright Express Corp......................................   6,152          392,621
  *XO Group, Inc............................................  66,489          616,353
  *X-Rite, Inc..............................................  21,140          117,116
   Xyratex, Ltd.............................................  61,338          890,628
  *Zix Corp................................................. 119,650          338,610
  *Zygo Corp................................................  42,048          832,130
                                                                         ------------
Total Information Technology................................              235,354,688
                                                                         ------------
Materials -- (4.5%)
   A. Schulman, Inc.........................................  39,305          967,296
 #*A.M. Castle & Co.........................................  29,440          394,202
  *AEP Industries, Inc......................................  15,313          533,964
  #AK Steel Holding Corp....................................  67,672          502,126
   AMCOL International Corp.................................  33,527        1,105,050
  *American Pacific Corp....................................  15,105          118,121
   American Vanguard Corp...................................  64,951        1,623,775
  *Arabian American Development Co..........................  12,288          107,274
   Balchem Corp.............................................  26,831          775,416
   Boise, Inc............................................... 129,900          992,436
   Buckeye Technologies, Inc................................  76,189        2,469,285
  *Calgon Carbon Corp.......................................  59,003          816,602
   Carpenter Technology Corp................................  23,210        1,291,869
  *Century Aluminum Co......................................  68,395          629,234
  #Chase Corp...............................................  19,295          286,531
  *Chemtura Corp............................................  15,365          261,512
  *Clearwater Paper Corp....................................  22,117          729,197
  *Coeur d'Alene Mines Corp.................................  28,400          612,020
   Commercial Metals Co..................................... 113,177        1,672,756
  *Contango ORE, Inc........................................   2,399           27,121
  *Continental Materials Corp...............................   1,135           16,571
  *Core Molding Technologies, Inc...........................  24,525          203,803
   Deltic Timber Corp.......................................  10,217          624,054
  #Eagle Materials, Inc.....................................  49,300        1,736,346
  *Ferro Corp...............................................  79,306          411,598
   Friedman Industries, Inc.................................  15,233          178,074
  #FutureFuel Corp..........................................     660            6,494
 #*General Moly, Inc........................................ 161,811          524,268
  *Georgia Gulf Corp........................................  21,863          775,043
  #Globe Specialty Metals, Inc..............................  41,447          552,903
 #*Golden Minerals Co.......................................   3,249           24,270
  *Graphic Packaging Holding Co............................. 274,844        1,470,415
   H.B. Fuller Co...........................................  55,958        1,841,018
  #Hawkins, Inc.............................................  23,077          801,464
   Haynes International, Inc................................  23,455        1,462,888
  *Headwaters, Inc.......................................... 115,736          502,294
  *Horsehead Holding Corp...................................  78,029          876,266
   Innophos Holdings, Inc...................................  31,295        1,538,775
  *Innospec, Inc............................................  34,589        1,045,625
   Kaiser Aluminum Corp.....................................  24,077        1,265,728
  *KapStone Paper & Packaging Corp..........................  76,202        1,376,208
   KMG Chemicals, Inc.......................................  27,169          468,394
   Koppers Holdings, Inc....................................  16,148          627,834
  *Kraton Performance Polymers, Inc.........................  14,648          380,848
  *Landec Corp..............................................  60,306          388,371
  *Louisiana-Pacific Corp................................... 183,497        1,660,648
  *LSB Industries, Inc......................................  32,790        1,112,237
  *Materion Corp............................................  33,629          830,973
 #*McEwen Mining, Inc.......................................  65,960          249,988
  *Mercer International, Inc................................  90,027          617,585

                                     1046

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Materials -- (Continued)
  *Metals USA Holdings Corp.................................  47,407     $   714,898
   Minerals Technologies, Inc...............................  22,365       1,500,692
 #*Mines Management, Inc....................................  23,303          41,246
  *Mod-Pac Corp.............................................   5,715          39,491
   Myers Industries, Inc....................................  89,037       1,471,782
   Neenah Paper, Inc........................................  32,085         916,348
  #NewMarket Corp...........................................   7,700       1,718,794
   Noranda Aluminum Holding Corp............................  24,001         254,891
  *Northern Technologies International Corp.................   7,993         102,310
   Olin Corp................................................  57,398       1,203,062
   Olympic Steel, Inc.......................................  20,669         436,736
  *OM Group, Inc............................................  39,000         940,680
  *Omnova Solutions, Inc....................................  56,401         442,184
   P.H. Glatfelter Co.......................................  71,213       1,109,499
  *Penford Corp.............................................  23,828         197,772
   PolyOne Corp.............................................  85,655       1,187,178
   Quaker Chemical Corp.....................................  33,824       1,467,962
  *RTI International Metals, Inc............................  33,400         819,970
   Schnitzer Steel Industries, Inc. Class A.................  22,569         899,826
   Schweitzer-Mauduit International, Inc....................  24,574       1,666,609
   Sensient Technologies Corp...............................  37,561       1,395,391
  *Spartech Corp............................................  30,527         148,972
   Stepan Co................................................  11,603       1,054,249
  *Stillwater Mining Co.....................................  70,359         754,952
   Synalloy Corp............................................  15,685         189,318
  #Texas Industries, Inc....................................  27,465         923,099
   Tredegar Corp............................................  30,500         529,175
  *United States Lime & Minerals, Inc.......................  12,780         613,057
  *Universal Stainless & Alloy Products, Inc................  17,848         828,147
   Wausau Paper Corp........................................ 132,922       1,204,273
   Westlake Chemical Corp...................................  34,525       2,207,874
  #Worthington Industries, Inc..............................  82,330       1,468,767
   Zep, Inc.................................................  47,409         675,578
  *Zoltek Cos., Inc.........................................  72,833         803,348
                                                                         -----------
Total Materials.............................................              69,414,900
                                                                         -----------
Other -- (0.0%)
 -*Allen Organ Co. Escrow Shares............................     700           1,151
 -*Endo Pharmaceuticals Solutions Escrow Shares.............  57,207              --
 -*Gerber Scientific, Inc. Escrow Shares....................  58,381              --
 -*MAIR Holdings, Inc. Escrow Shares........................  23,464              --
 -*Petrocorp, Inc. Escrow Shares............................   5,200             312
 -*Price Communications Liquidation Trust...................  68,586              --
                                                                         -----------
Total Other.................................................                   1,463
                                                                         -----------
Telecommunication Services -- (0.8%)
  *AboveNet, Inc............................................  23,260       1,934,534
   Atlantic Tele-Network, Inc...............................  29,185         994,041
  *Cbeyond, Inc.............................................  24,693         158,776
  *Cincinnati Bell, Inc..................................... 245,250         931,950
  *Cogent Communications Group, Inc.........................  43,364         812,208
   Consolidated Communications Holdings, Inc................  55,331       1,070,655
  *General Communications, Inc. Class A.....................  98,503         748,623
   HickoryTech Corp.........................................  34,398         341,572
   IDT Corp. Class B........................................  45,612         384,053
 #*Iridium Communications, Inc.............................. 112,323         987,319
  #Lumos Networks Corp......................................  12,550         113,452
  *Neutral Tandem, Inc......................................  51,366         596,873
   NTELOS Holdings Corp.....................................  21,412         432,951
  *ORBCOMM, Inc.............................................  97,456         317,707
  *Premiere Global Services, Inc............................ 133,440       1,194,288

                                     1047

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES          VALUE+
                                                             -------     --------------
Telecommunication Services -- (Continued)...................
  *Primus Telecommunications Group, Inc.....................   1,870     $       32,538
   Shenandoah Telecommunications Co.........................  33,004            367,995
   SureWest Communications..................................  33,076            746,856
   USA Mobility, Inc........................................  54,214            700,445
   Warwick Valley Telephone Co..............................   6,834             93,216
                                                                         --------------
Total Telecommunication Services............................                 12,960,052
                                                                         --------------
Utilities -- (2.4%)
   ALLETE, Inc..............................................  45,654          1,881,401
   American States Water Co.................................  20,753            756,239
   Artesian Resources Corp. Class A.........................  17,722            338,313
  #Avista Corp..............................................  70,665          1,868,383
  #Black Hills Corp.........................................  44,190          1,458,712
 #*Cadiz, Inc...............................................   7,452             62,820
   California Water Service Group...........................  38,695            700,766
   Central Vermont Public Service Corp......................  19,742            695,906
   CH Energy Group, Inc.....................................  17,837          1,170,464
   Chesapeake Utilities Corp................................  20,760            872,335
   Cleco Corp...............................................  27,659          1,128,487
   Connecticut Water Services, Inc..........................  20,021            555,583
   Consolidated Water Co., Ltd..............................  22,209            159,239
   Delta Natural Gas Co., Inc...............................   8,819            379,217
  *Dynegy, Inc.............................................. 134,239             55,038
   El Paso Electric Co......................................  49,500          1,516,680
  #Empire District Electric Co..............................  49,091          1,007,347
   Gas Natural, Inc.........................................  18,151            207,829
   Genie Energy, Ltd. Class B...............................  43,419            361,246
   IDACORP, Inc.............................................  19,333            787,626
   Laclede Group, Inc.......................................  25,736          1,013,484
  #MGE Energy, Inc..........................................  27,184          1,243,396
   Middlesex Water Co.......................................  34,846            646,742
   New Jersey Resources Corp................................  38,682          1,672,610
   Northwest Natural Gas Co.................................  29,316          1,339,741
   NorthWestern Corp........................................  44,135          1,567,675
  #Ormat Technologies, Inc..................................  24,256            479,541
   Otter Tail Corp..........................................  40,694            893,640
  #PNM Resources, Inc.......................................  99,252          1,861,968
   Portland General Electric Co.............................  24,882            642,702
   RGC Resources, Inc.......................................  13,188            241,340
   SJW Corp.................................................  40,084            966,024
   South Jersey Industries, Inc.............................  35,720          1,759,210
   Southwest Gas Corp.......................................  40,773          1,713,281
 #*Synthesis Energy Systems, Inc............................  53,858             75,401
  #UIL Holdings Corp........................................  56,255          1,933,484
  #UniSource Energy Corp....................................  35,463          1,290,853
   Unitil Corp..............................................  24,965            660,574
   WGL Holdings, Inc........................................  19,398            778,054
  #York Water Co............................................  26,896            469,873
                                                                         --------------
Total Utilities.............................................                 37,213,224
                                                                         --------------
TOTAL COMMON STOCKS.........................................              1,314,871,214
                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
 -*Capital Bank Corp. Contingent Value Rights...............   3,283                 --
 -*Contra Pharmacopeia Contingent Value Rights..............  38,293                 --
 -*Emergent Biosolutions, Inc. Contingent Value Rights......  11,896                 --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.............  18,199             18,381
                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................                     18,381
                                                                         --------------

                                     1048

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                               SHARES         VALUE+
                                                             ------------ --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...................................    5,563,600 $    5,563,600
                                                                          --------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (14.8%)
(S) @DFA Short Term Investment Fund.........................  228,950,365    228,950,365
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $1,210,343 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $1,214,095) to be
     repurchased at $1,175,092.............................. $      1,175      1,175,085
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 230,125,450
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,137,753,236)....................................              $1,550,578,645
                                                                          ==============

                                     1049

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES        VALUE+
                                                             -------     ----------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.6%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  13,987     $   41,680
   A.H. Belo Corp. Class A..................................   9,396         41,436
   Aaron's, Inc.............................................  48,139      1,307,937
  #Abercrombie & Fitch Co...................................  37,949      1,903,901
   Acme United Corp.........................................     700          7,623
   Advance Auto Parts, Inc..................................   3,500        321,300
 #*Aeropostale, Inc.........................................  42,255        937,216
  *AFC Enterprises, Inc.....................................   9,402        160,586
  *Amazon.com, Inc..........................................  14,300      3,316,170
   Ambassadors Group, Inc...................................   9,090         48,995
 #*AMC Networks, Inc. Class A...............................  11,265        478,762
   Amcon Distributing Co....................................     116          7,794
  *American Axle & Manufacturing Holdings, Inc..............  28,428        275,467
  #American Eagle Outfitters, Inc........................... 115,622      2,082,352
 #*American Public Education, Inc...........................   4,539        157,594
  *America's Car-Mart, Inc..................................   5,900        271,046
  *Amerigon, Inc............................................  13,800        197,340
   Ameristar Casinos, Inc...................................  19,596        352,336
  *ANN, Inc.................................................  29,243        809,739
 #*Apollo Group, Inc. Class A...............................   7,400        260,628
   Arbitron, Inc............................................   6,900        262,545
  *Archipelago Learning, Inc................................  12,472        138,065
  *Arctic Cat, Inc..........................................   7,187        317,953
   Ark Restaurants Corp.....................................   1,415         21,586
  *Asbury Automotive Group, Inc.............................  20,285        566,357
  *Ascena Retail Group, Inc.................................  86,034      1,761,976
  *Ascent Capital Group, Inc. Class A.......................   7,980        410,970
  #Autoliv, Inc.............................................  13,256        831,681
 #*AutoNation, Inc..........................................  47,039      1,626,609
  *AutoZone, Inc............................................   2,000        792,320
  *Ballantyne Strong, Inc...................................   7,021         44,373
  *Bally Technologies, Inc..................................  18,899        917,546
 #*Barnes & Noble, Inc......................................  37,035        768,476
   Bassett Furniture Industries, Inc........................   5,915         63,527
  *Beasley Broadcast Group, Inc. Class A....................   2,443         12,459
  *Beazer Homes USA, Inc....................................  47,400        146,940
   bebe stores, inc.........................................  53,665        440,053
  *Bed Bath & Beyond, Inc...................................  22,200      1,562,658
   Belo Corp. Class A.......................................  58,167        392,046
   Benihana, Inc............................................   8,413        116,015
  #Best Buy Co., Inc........................................  82,954      1,830,795
   Big 5 Sporting Goods Corp................................  12,508        104,692
 #*Big Lots, Inc............................................  35,261      1,291,963
  *Biglari Holdings, Inc....................................     880        357,570
 #*BJ's Restaurants, Inc....................................  14,900        643,531
 #*Blue Nile, Inc...........................................   3,300         99,924
  *Bluegreen Corp...........................................  15,723         83,332
   Blyth, Inc...............................................   5,149        452,958
   Bob Evans Farms, Inc.....................................  18,828        719,983
  *Body Central Corp........................................     700         21,259
  #Bon-Ton Stores, Inc. (The)...............................   8,890         55,118
  #Books-A-Million, Inc.....................................   7,785         24,834
 #*BorgWarner, Inc..........................................  21,107      1,668,297
   Bowl America, Inc. Class A...............................   1,280         16,992
 #*Boyd Gaming Corp.........................................  53,750        413,338
  *Bravo Brio Restaurant Group, Inc.........................     831         16,786
 #*Bridgepoint Education, Inc...............................  26,622        573,970
  #Brinker International, Inc...............................  28,231        888,430

                                     1050

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Discretionary -- (Continued)
  #Brown Shoe Co., Inc......................................  26,026     $   237,097
  #Brunswick Corp...........................................  10,030         263,689
  #Buckle, Inc..............................................  14,000         646,520
 #*Buffalo Wild Wings, Inc..................................   9,147         766,976
  *Build-A-Bear Workshop, Inc...............................  11,127          50,183
  *Cabela's, Inc............................................  43,917       1,660,502
  #Cablevision Systems Corp.................................  24,813         367,729
  *Cache, Inc...............................................   6,746          42,095
   Callaway Golf Co.........................................  41,179         252,427
  *Cambium Learning Group, Inc..............................  38,040          86,351
  *Canterbury Park Holding Corp.............................     200           2,278
  *Capella Education Co.....................................   5,972         195,344
  *Career Education Corp....................................  45,266         322,747
 #*Caribou Coffee Co., Inc..................................  13,297         218,204
 #*CarMax, Inc..............................................  52,548       1,622,157
  *Carmike Cinemas, Inc.....................................   4,400          58,652
   Carnival Corp............................................ 118,459       3,848,733
   Carriage Services, Inc...................................   8,780          65,850
  *Carrols Restaurant Group, Inc............................  13,204         199,116
  *Carter's, Inc............................................  32,552       1,767,574
  *Casual Male Retail Group, Inc............................  28,288          88,824
   Cato Corp. Class A.......................................  16,834         468,490
  *Cavco Industries, Inc....................................   4,318         222,809
   CBS Corp. Class A........................................   7,638         260,303
   CBS Corp. Class B........................................ 197,985       6,602,800
   CEC Entertainment, Inc...................................   9,900         378,378
 #*Central European Media Enterprises, Ltd. Class A.........   6,136          48,536
 #*Charles & Colvard, Ltd...................................   9,123          38,773
  *Charming Shoppes, Inc....................................  71,569         422,257
  *Charter Communications, Inc..............................   5,215         315,351
 #*Cheesecake Factory, Inc..................................  35,265       1,110,848
   Cherokee, Inc............................................   2,045          26,544
   Chico's FAS, Inc.........................................  91,885       1,411,354
 #*Children's Place Retail Stores, Inc. (The)...............  15,785         725,794
 #*Chipotle Mexican Grill, Inc..............................   5,000       2,070,750
  #Choice Hotels International, Inc.........................  14,495         545,302
   Christopher & Banks Corp.................................  19,059          35,640
   Churchill Downs, Inc.....................................  10,932         648,924
   Cinemark Holdings, Inc...................................  64,292       1,476,144
  *Citi Trends, Inc.........................................   7,600          84,664
  *Clear Channel Outdoor Holdings, Inc. Class A.............  18,509         140,113
   Coach, Inc...............................................  15,500       1,133,980
  *Cobra Electronics Corp...................................   1,400           7,126
 #*Coinstar, Inc............................................  16,057       1,008,219
 #*Collective Brands, Inc...................................  39,006         810,155
   Collectors Universe, Inc.................................   4,045          65,084
  #Columbia Sportswear Co...................................  19,451         916,142
   Comcast Corp. Class A.................................... 456,217      13,837,062
  #Comcast Corp. Special Class A............................ 154,874       4,619,891
 #*Conn's, Inc..............................................  19,810         323,894
   Cooper Tire & Rubber Co..................................  37,824         565,469
   Core-Mark Holding Co., Inc...............................   6,941         267,923
 #*Corinthian Colleges, Inc.................................  38,554         148,047
  *Cost Plus, Inc...........................................  13,427         260,081
   Cracker Barrel Old Country Store, Inc....................  11,920         685,638
  *Crocs, Inc...............................................  43,900         886,780
 #*Crown Media Holdings, Inc. Class A.......................   2,100           3,171
   CSS Industries, Inc......................................     200           3,830
 #*CTC Media, Inc...........................................   5,927          64,189
  *Culp, Inc................................................   5,850          66,982
 #*Cumulus Media, Inc. Class A..............................  17,008          61,739

                                     1051

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  *Cybex International, Inc.................................   2,998     $    6,955
   D.R. Horton, Inc......................................... 187,710      3,069,058
   Dana Holding Corp........................................  85,159      1,245,025
   Darden Restaurants, Inc..................................  22,600      1,131,808
 #*Deckers Outdoor Corp.....................................  14,937        761,936
  *dELiA*s, Inc.............................................   3,569          5,496
  *Delta Apparel, Inc.......................................   6,071         86,876
   Destination Maternity Corp...............................   8,323        165,128
  #DeVry, Inc...............................................  31,996      1,028,671
-#*DGSE Cos., Inc...........................................   2,601         19,325
 #*Dial Global, Inc.........................................   3,327          7,519
  #Dick's Sporting Goods, Inc...............................  14,942        756,065
  *Digital Generation, Inc..................................  15,306        142,040
  #Dillard's, Inc. Class A..................................  39,857      2,573,168
 #*DineEquity, Inc..........................................  11,077        538,121
 #*DIRECTV Class A..........................................  57,283      2,822,333
 #*Discovery Communications, Inc. Class A...................  21,350      1,161,867
 #*Discovery Communications, Inc. Class B...................   1,077         61,874
  *Discovery Communications, Inc. Class C...................  22,783      1,132,087
   DISH Network Corp........................................  13,800        441,186
  *Dixie Group, Inc. (The)..................................   3,261         12,653
  *Dollar General Corp......................................  17,616        836,055
  *Dollar Tree, Inc.........................................  15,300      1,555,398
   Domino's Pizza, Inc......................................  22,641        856,056
  *Dorman Products, Inc.....................................  11,045        527,730
   Dover Downs Gaming & Entertainment, Inc..................   8,312         22,442
  *Dreams, Inc..............................................  12,159         41,584
 #*DreamWorks Animation SKG, Inc. Class A...................  23,270        419,093
  *Drew Industries, Inc.....................................  14,059        418,677
   DSW, Inc. Class A........................................  16,557        931,497
  *E.W. Scripps Co. Class A (The)...........................  27,556        252,413
 #*Education Management Corp................................  29,856        370,214
   Educational Development Corp.............................   1,000          4,610
   Einstein Noah Restaurant Group, Inc......................  10,403        147,202
  *Emerson Radio Corp.......................................  11,467         23,278
 #*Entercom Communications Corp.............................  17,201        106,474
   Entravision Communications Corp..........................  20,580         32,311
   Escalade, Inc............................................   4,331         25,293
   Ethan Allen Interiors, Inc...............................  18,217        422,634
  *Ever-Glory International Group, Inc......................     945          1,767
  *Exide Technologies.......................................  41,653        119,961
   Expedia, Inc.............................................   6,625        282,424
  *Express, Inc.............................................   9,956        235,161
   Family Dollar Stores, Inc................................   5,700        385,035
  *Famous Dave's of America, Inc............................   3,800         37,886
  *Federal-Mogul Corp.......................................  46,933        606,844
   Finish Line, Inc. Class A (The)..........................  31,500        701,190
  *Fisher Communications, Inc...............................   4,242        139,095
   Flexsteel Industries, Inc................................   1,903         38,079
   Foot Locker, Inc.........................................  96,404      2,948,998
  #Ford Motor Co............................................ 164,337      1,853,721
 #*Fossil, Inc..............................................  25,357      3,313,399
   Fred's, Inc. Class A.....................................  23,700        339,384
   Frisch's Restaurants, Inc................................   2,647         70,304
 #*Fuel Systems Solutions, Inc..............................  13,050        306,022
  *Full House Resorts, Inc..................................   7,320         22,326
  *Furniture Brands International, Inc......................  11,609         18,342
  *Gaiam, Inc. Class A......................................   9,924         39,200
  #GameStop Corp. Class A...................................  87,958      2,001,924
   Gaming Partners International Corp.......................   3,430         23,221
  #Gannett Co., Inc......................................... 152,595      2,108,863

                                     1052

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  #Gap, Inc.................................................  94,475     $2,692,538
   Garmin, Ltd..............................................  56,321      2,654,409
 #*Gaylord Entertainment Co.................................  27,629        869,761
  *Geeknet, Inc.............................................   3,343         48,641
 #*General Motors Co........................................ 109,858      2,526,734
  *Genesco, Inc.............................................  15,510      1,163,250
  #Gentex Corp..............................................  29,396        645,830
   Genuine Parts Co.........................................  30,256      1,959,984
  *G-III Apparel Group, Ltd.................................  11,048        296,639
  *Global Sources, Ltd......................................  11,995         73,889
  *Golfsmith International Holdings, Inc....................   1,127          5,274
 #*Goodyear Tire & Rubber Co................................  58,400        641,232
  *Gordmans Stores, Inc.....................................   1,361         28,908
  *Grand Canyon Education, Inc..............................   9,587        166,718
  *Gray Television, Inc.....................................  23,104         41,587
  *Gray Television, Inc. Class A............................   2,300          3,565
  *Great Wolf Resorts, Inc..................................  18,227        142,900
  #Group 1 Automotive, Inc..................................  13,916        805,458
  #Guess?, Inc..............................................  34,973      1,024,009
   H&R Block, Inc...........................................  26,200        385,140
  *Hallwood Group, Inc. (The)...............................     242          2,493
 #*Hanesbrands, Inc.........................................  17,637        497,716
   Harley-Davidson, Inc.....................................  33,100      1,732,123
   Harman International Industries, Inc.....................  36,099      1,789,788
   Harte-Hanks, Inc.........................................  34,897        293,135
  #Hasbro, Inc..............................................  10,470        384,668
   Haverty Furniture Cos., Inc..............................  11,830        141,960
   Haverty Furniture Cos., Inc. Class A.....................     717          8,819
  *Heelys, Inc..............................................   6,891         16,745
  *Helen of Troy, Ltd.......................................  20,471        708,297
 #*hhgregg, Inc.............................................  22,876        239,283
 #*Hibbett Sporting Goods, Inc..............................  12,374        738,975
   Hillenbrand, Inc.........................................  36,561        765,587
  *Hollywood Media Corp.....................................   3,306          3,637
  #Home Depot, Inc. (The)................................... 144,802      7,499,296
   Hooker Furniture Corp....................................   5,963         70,602
   Hot Topic, Inc...........................................  25,900        253,820
   HSN, Inc.................................................  25,360        981,432
  *Hyatt Hotels Corp. Class A...............................  10,581        455,300
  *Iconix Brand Group, Inc..................................  43,450        666,523
  #International Game Technology............................  27,005        420,738
   International Speedway Corp. Class A.....................  17,093        456,212
  #Interpublic Group of Cos., Inc. (The).................... 130,592      1,542,292
   Interval Leisure Group, Inc..............................  35,857        619,609
 #*iRobot Corp..............................................  12,721        300,343
  *Isle of Capri Casinos, Inc...............................  20,596        128,725
 #*ITT Educational Services, Inc............................   6,900        455,538
  *J. Alexander's Corp......................................   5,096         43,775
  #J.C. Penney Co., Inc.....................................  86,773      3,129,034
  *Jack in the Box, Inc.....................................  28,514        647,838
   JAKKS Pacific, Inc.......................................  13,368        254,928
   Jarden Corp..............................................  37,340      1,565,666
   John Wiley & Sons, Inc. Class B..........................   2,517        113,869
   Johnson Controls, Inc....................................  97,400      3,113,878
  *Johnson Outdoors, Inc. Class A...........................   2,745         50,700
   Jones Group, Inc. (The)..................................  49,955        560,495
 #*Jos. A. Bank Clothiers, Inc..............................  17,800        846,390
  *Journal Communications, Inc. Class A.....................  28,219        118,238
 #*K12, Inc.................................................  18,254        465,477
  #KB Home..................................................  48,424        420,320
  *Kenneth Cole Productions, Inc. Class A...................   6,094         97,077

                                     1053

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  *Kid Brands, Inc..........................................  17,790     $   41,806
  *Kirkland's, Inc..........................................  13,084        191,550
  *Knology, Inc.............................................  15,100        293,695
  #Kohl's Corp..............................................  54,260      2,720,054
  *Kona Grill, Inc..........................................   2,064         13,891
   Koss Corp................................................   1,566          8,409
  *Krispy Kreme Doughnuts, Inc..............................  38,488        282,117
 #*K-Swiss, Inc. Class A....................................   8,400         30,912
   Lacrosse Footwear, Inc...................................   3,157         40,725
  *Lakeland Industries, Inc.................................   1,682         17,577
 #*Lamar Advertising Co. Class A............................  32,452      1,032,623
   Las Vegas Sands Corp.....................................  31,071      1,724,130
  *La-Z-Boy, Inc............................................  32,818        494,567
  *LeapFrog Enterprises, Inc................................  31,380        293,089
   Lear Corp................................................  24,991      1,037,126
  *Learning Tree International, Inc.........................   7,899         45,103
  #Leggett & Platt, Inc.....................................  86,310      1,878,969
  #Lennar Corp. Class A.....................................  96,883      2,687,534
   Lennar Corp. Class B Voting..............................  14,859        336,259
  *Libbey, Inc..............................................   9,302        132,740
 #*Liberty Global, Inc. Class A.............................  15,400        767,074
  *Liberty Global, Inc. Class B.............................     121          6,196
 #*Liberty Global, Inc. Class C.............................  18,980        909,711
  *Liberty Interactive Corp. Class A........................ 226,605      4,269,238
  *Liberty Interactive Corp. Class B........................   1,100         20,713
  *Liberty Media Corp.--Liberty Capital Class A.............  59,392      5,193,236
  *Liberty Media Corp.--Liberty Capital Class B.............     581         50,059
 #*Life Time Fitness, Inc...................................  25,104      1,168,842
   Lifetime Brands, Inc.....................................   6,647         77,438
  #Limited Brands, Inc......................................  56,920      2,828,924
  *LIN TV Corp. Class A.....................................  18,894         74,631
   Lincoln Educational Services Corp........................  12,656         92,895
   Lithia Motors, Inc. Class A..............................  14,092        378,088
 #*Live Nation Entertainment, Inc........................... 122,733      1,111,961
 #*LKQ Corp.................................................  73,300      2,451,885
   Lowe's Cos., Inc......................................... 255,861      8,051,946
  *Luby's, Inc..............................................  14,886         91,102
 #*Lululemon Athletica, Inc.................................   5,900        437,426
 #*Lumber Liquidators Holdings, Inc.........................   9,979        288,692
 #*M/I Homes, Inc...........................................  12,028        159,972
   Mac-Gray Corp............................................   7,579        112,927
   Macy's, Inc.............................................. 138,411      5,677,619
  *Madison Square Garden Co. Class A (The)..................  38,776      1,394,773
  *Maidenform Brands, Inc...................................  13,535        309,004
   Marcus Corp..............................................  11,500        143,865
   Marine Products Corp.....................................  18,810        112,296
 #*MarineMax, Inc...........................................  13,583        144,795
  #Marriott International, Inc. Class A.....................  16,842        658,354
 #*Marriott Vacations Worldwide Corp........................   1,684         49,729
 #*Martha Stewart Living Omnimedia Class A..................  24,594         87,801
   Mattel, Inc..............................................  42,182      1,417,315
   Matthews International Corp. Class A.....................  17,144        514,320
  *McClatchy Co. Class A (The)..............................  21,325         58,004
   McDonald's Corp..........................................  30,686      2,990,351
   McGraw-Hill Cos., Inc....................................  12,300        604,791
   MDC Holdings, Inc........................................  30,231        849,793
 #*Media General, Inc. Class A..............................  10,569         37,731
   Men's Wearhouse, Inc. (The)..............................  31,795      1,177,687
  #Meredith Corp............................................  22,656        653,172
  *Meritage Homes Corp......................................  20,684        587,219
 #*MGM Resorts International................................ 199,239      2,673,787

                                     1054

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  *Midas, Inc...............................................   5,296     $   60,904
  *Modine Manufacturing Co..................................  25,843        204,160
 #*Mohawk Industries, Inc...................................  40,793      2,733,947
  *Monarch Casino & Resort, Inc.............................   9,224         89,288
  #Monro Muffler Brake, Inc.................................  17,643        727,950
  *Morgans Hotel Group Co...................................   7,393         36,669
   Morningstar, Inc.........................................   6,626        382,453
  *Motorcar Parts of America, Inc...........................   5,479         41,421
   Movado Group, Inc........................................  11,655        330,419
  *MTR Gaming Group, Inc....................................  11,998         61,070
  *Multimedia Games Holding Co., Inc........................  18,101        205,627
  *Nathan's Famous, Inc.....................................   2,186         52,442
   National CineMedia, Inc..................................  22,050        315,094
  *Nautilus, Inc............................................  15,576         40,342
  *Navarre Corp.............................................  14,635         26,489
 #*Netflix, Inc.............................................   9,300        745,302
  *New Frontier Media, Inc..................................     917          1,440
  *New York & Co., Inc......................................  31,679        125,132
  *New York Times Co. Class A (The).........................  92,082        581,037
   Newell Rubbermaid, Inc...................................  73,006      1,328,709
   News Corp. Class A....................................... 376,280      7,375,088
   News Corp. Class B....................................... 133,525      2,649,136
  *Nexstar Broadcasting Group, Inc. Class A.................   4,533         35,131
  #NIKE, Inc. Class B.......................................  19,330      2,162,447
  *Nobility Homes, Inc......................................   1,152          8,317
  #Nordstrom, Inc...........................................  15,830        884,264
  #Nutrisystem, Inc.........................................  16,267        188,372
 #*NVR, Inc.................................................   2,559      2,006,102
  *Office Depot, Inc........................................ 156,197        474,839
 #*OfficeMax, Inc...........................................  46,264        215,128
  #Omnicom Group, Inc.......................................  23,600      1,210,916
  *Orbitz Worldwide, Inc....................................  37,493        136,849
 #*Orchard Supply Hardware Stores Corp. Class A.............   1,463         31,411
 #*O'Reilly Automotive, Inc.................................  38,194      4,027,939
  *Orient-Express Hotels, Ltd. Class A......................  61,506        657,499
   Outdoor Channel Holdings, Inc............................  15,918        117,793
 #*Overstock.com, Inc.......................................   6,747         40,684
   Oxford Industries, Inc...................................   9,199        441,460
   P.F. Chang's China Bistro, Inc...........................  13,300        527,877
  *Pacific Sunwear of California, Inc.......................      13             19
 #*Panera Bread Co. Class A.................................   4,600        726,432
  *Papa John's International, Inc...........................  12,313        495,968
 #*Peet's Coffee & Tea, Inc.................................   7,000        537,740
 #*Penn National Gaming, Inc................................  37,756      1,698,265
   Penske Automotive Group, Inc.............................  56,368      1,490,370
   Pep Boys--Manny, Moe & Jack (The)........................  31,897        476,222
  *Perfumania Holdings, Inc.................................   1,922         15,453
  *Perry Ellis International, Inc...........................   9,487        177,502
  #PetMed Express, Inc......................................  13,560        182,653
  #PetSmart, Inc............................................  15,192        885,086
  *Pier 1 Imports, Inc......................................  56,100        963,798
  *Pinnacle Entertainment, Inc..............................  34,461        382,517
  #Polaris Industries, Inc..................................  10,800        857,952
   Pool Corp................................................  23,478        866,573
  *Priceline.com, Inc.......................................   3,200      2,434,624
 #*PulteGroup, Inc.......................................... 244,547      2,406,342
   PVH Corp.................................................  31,223      2,772,602
  *Quiksilver, Inc.......................................... 103,160        356,934
   R.G. Barry Corp..........................................   7,961        101,423
 #*Radio One, Inc. Class D..................................   1,038          1,163
  #RadioShack Corp..........................................  59,366        307,516

                                     1055

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Consumer Discretionary -- (Continued)
  #Ralph Lauren Corp........................................   9,100     $1,567,657
  *Reading International, Inc. Class A......................   4,671         23,168
  *Red Lion Hotels Corp.....................................  10,502         87,587
  *Red Robin Gourmet Burgers, Inc...........................   9,412        335,632
  #Regal Entertainment Group................................  33,779        459,732
  #Regis Corp...............................................  36,410        668,124
   Rent-A-Center, Inc.......................................  40,650      1,390,636
  *Rentrak Corp.............................................   5,506        104,174
  *Rick's Cabaret International, Inc........................   6,306         58,457
  *Rocky Brands, Inc........................................   3,771         53,360
  #Ross Stores, Inc.........................................  20,400      1,256,436
   Royal Caribbean Cruises, Ltd.............................  89,993      2,463,108
  *Ruby Tuesday, Inc........................................  36,963        251,348
 #*rue21, inc...............................................     338         10,258
  *Ruth's Hospitality Group, Inc............................  22,187        153,534
   Ryland Group, Inc. (The).................................  27,699        623,504
  *Saga Communications, Inc. Class A........................   1,129         42,518
 #*Saks, Inc................................................ 103,138      1,130,392
   Salem Communications Corp. Class A.......................   5,959         31,940
  *Sally Beauty Holdings, Inc...............................  41,679      1,108,661
   Scholastic Corp..........................................   7,300        223,015
  *School Specialty, Inc....................................  10,582         34,603
  *Scientific Games Corp. Class A...........................  58,458        593,933
  #Scripps Networks Interactive, Inc........................   7,948        399,149
  *Sealy Corp...............................................  27,141         55,910
 #*Sears Holdings Corp......................................  32,400      1,742,472
 #*Select Comfort Corp......................................  18,500        534,280
   Service Corp. International.............................. 157,874      1,828,181
   Shiloh Industries, Inc...................................   9,464         86,974
  *Shoe Carnival, Inc.......................................  11,568        224,882
  *Shuffle Master, Inc......................................  30,846        545,049
 #*Shutterfly, Inc..........................................  11,911        370,670
   Signet Jewelers, Ltd. ADR................................  48,553      2,367,930
   Sinclair Broadcast Group, Inc. Class A...................  14,200        145,976
  #Six Flags Entertainment Corp.............................  20,731        993,222
 #*Skechers U.S.A., Inc. Class A............................  22,687        423,566
   Skyline Corp.............................................   4,273         23,459
  *Smith & Wesson Holding Corp..............................  37,442        308,896
  #Sonic Automotive, Inc. Class A...........................  25,925        436,058
  *Sonic Corp...............................................  16,073        116,047
  #Sotheby's................................................  30,300      1,191,396
   Spartan Motors, Inc......................................  19,735         85,847
   Speedway Motorsports, Inc................................  24,683        421,092
  *Sport Chalet, Inc. Class A...............................     100            131
   Stage Stores, Inc........................................  20,604        314,623
   Standard Motor Products, Inc.............................  14,419        217,294
 #*Standard Pacific Corp.................................... 125,277        633,902
  *Stanley Furniture Co., Inc...............................   5,993         26,968
  #Staples, Inc............................................. 154,956      2,386,322
   Starbucks Corp...........................................  36,500      2,094,370
   Starwood Hotels & Resorts Worldwide, Inc.................  14,600        864,320
  *Stein Mart, Inc..........................................  25,670        164,801
  *Steiner Leisure, Ltd.....................................   9,408        441,800
  *Steinway Musical Instruments, Inc........................   7,649        192,831
  *Steven Madden, Ltd.......................................  21,279        919,466
  #Stewart Enterprises, Inc. Class A........................  47,863        302,494
  *Stoneridge, Inc..........................................  14,267        122,982
   Strattec Security Corp...................................   1,297         28,275
  #Strayer Education, Inc...................................   2,482        244,924
  #Sturm Ruger & Co., Inc...................................  10,514        600,034
   Superior Industries International, Inc...................  16,716        286,011

                                     1056

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Discretionary -- (Continued)
   Superior Uniform Group, Inc..............................   4,706     $    55,296
  *Syms Corp................................................     699           7,263
  *Systemax, Inc............................................  22,234         381,758
  *Tandy Brands Accessories, Inc............................     488             825
   Tandy Leather Factory, Inc...............................   1,550           7,967
   Target Corp..............................................  62,379       3,614,239
 #*Tempur-Pedic International, Inc..........................  11,867         698,254
  *Tenneco, Inc.............................................  19,700         607,351
 #*Tesla Motors, Inc........................................   9,878         327,258
   Texas Roadhouse, Inc.....................................  44,087         760,501
  #Thor Industries, Inc.....................................  34,774       1,176,404
   Tiffany & Co.............................................  19,420       1,329,493
   Time Warner Cable, Inc...................................  88,298       7,103,574
   Time Warner, Inc......................................... 214,866       8,048,880
   TJX Cos., Inc. (The).....................................  28,800       1,201,248
  *Toll Brothers, Inc....................................... 110,107       2,796,718
  *Tower International, Inc.................................      90             958
  *Town Sports International Holdings, Inc..................  10,196         130,713
  #Tractor Supply Co........................................  24,800       2,440,568
  *Trans World Entertainment Corp...........................     900           2,007
 #*TripAdvisor, Inc.........................................   6,625         248,504
  *True Religion Apparel, Inc...............................  13,954         378,991
  *TRW Automotive Holdings Corp.............................  54,943       2,511,445
  *Tuesday Morning Corp.....................................  18,100          73,124
  #Tupperware Brands Corp...................................   8,681         540,739
  #Ulta Salon Cosmetics & Fragrance, Inc....................  22,200       1,957,596
 #*Under Armour, Inc. Class A...............................   6,300         616,959
  *Unifi, Inc...............................................  11,796         131,172
  *Universal Electronics, Inc...............................   8,108         137,187
   Universal Technical Institute, Inc.......................  14,064         168,768
  *UQM Technologies, Inc....................................   8,715          11,155
 #*Urban Outfitters, Inc....................................  13,100         379,376
  *US Auto Parts Network, Inc...............................  16,067          58,163
   V.F. Corp................................................  16,540       2,514,907
   Vail Resorts, Inc........................................  23,117         942,711
 #*Valassis Communications, Inc.............................  28,400         568,000
   Viacom, Inc. Class A.....................................   2,201         111,481
   Viacom, Inc. Class B.....................................  50,371       2,336,711
  #Virgin Media, Inc........................................  14,786         363,144
 #*Visteon Corp.............................................  21,176       1,062,400
 #*Vitacost.com, Inc........................................   1,902          15,939
 #*Vitamin Shoppe, Inc......................................  15,472         728,267
  *VOXX International Corp..................................  12,807         162,521
  #Walt Disney Co. (The).................................... 365,590      15,760,585
 #*Warnaco Group, Inc. (The)................................  21,990       1,164,590
  #Washington Post Co. Class B..............................   4,109       1,553,901
  #Weight Watchers International, Inc.......................   9,501         721,696
  *Wells-Gardner Electronics Corp...........................   2,033           4,168
   Wendy's Co. (The)........................................ 248,156       1,208,520
  *West Marine, Inc.........................................  13,815         161,774
  *Wet Seal, Inc. Class A (The).............................  56,457         185,744
   Weyco Group, Inc.........................................   4,889         119,243
   Whirlpool Corp...........................................  29,100       1,862,982
   Wiley (John) & Sons, Inc. Class A........................  24,928       1,126,496
   Williams Controls, Inc...................................   2,462          27,205
   Williams-Sonoma, Inc.....................................  23,676         916,024
   Winmark Corp.............................................   1,041          59,691
 #*Winnebago Industries, Inc................................  18,259         178,025
 #*WMS Industries, Inc......................................  24,551         601,745
  #Wolverine World Wide, Inc................................  21,568         904,778
  #World Wrestling Entertainment, Inc. Class A..............  19,127         150,721

                                     1057

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Consumer Discretionary -- (Continued)
   Wyndham Worldwide Corp...................................  81,926     $  4,124,155
   Wynn Resorts, Ltd........................................   5,888          785,459
   Yum! Brands, Inc.........................................  15,386        1,119,024
 #*Zale Corp................................................  16,121           44,172
 #*Zumiez, Inc..............................................  20,458          749,990
                                                                         ------------
Total Consumer Discretionary................................              403,965,301
                                                                         ------------
Consumer Staples -- (5.5%)
   Alico, Inc...............................................   3,926           89,277
  *Alliance One International, Inc..........................  51,831          183,482
  #Altria Group, Inc........................................ 111,878        3,603,590
   Andersons, Inc. (The)....................................  11,727          591,041
   Archer-Daniels-Midland Co................................ 144,468        4,453,948
   Arden Group, Inc. Class A................................     597           52,805
   Avon Products, Inc.......................................  23,972          517,795
   B&G Foods, Inc...........................................  26,800          596,032
 #*Boston Beer Co., Inc. Class A (The)......................   4,400          454,608
  *Bridgford Foods Corp.....................................   2,509           22,895
  #Brown-Forman Corp. Class A...............................   3,250          273,358
   Brown-Forman Corp. Class B...............................   5,175          446,861
   Bunge, Ltd...............................................  60,547        3,905,281
  #Calavo Growers, Inc......................................   8,009          229,698
   Cal-Maine Foods, Inc.....................................  13,746          495,268
  #Campbell Soup Co.........................................  12,500          422,875
   Casey's General Stores, Inc..............................  26,000        1,465,100
   CCA Industries, Inc......................................   3,031           14,124
 #*Central European Distribution Corp.......................  32,164          156,960
  *Central Garden & Pet Co..................................  10,091          106,763
  *Central Garden & Pet Co. Class A.........................  23,515          251,375
  *Chiquita Brands International, Inc.......................  26,277          223,354
  #Church & Dwight Co., Inc.................................  39,888        2,026,310
   Clorox Co. (The).........................................   7,339          514,464
   Coca-Cola Bottling Co. Consolidated......................   4,420          283,543
  #Coca-Cola Co. (The)......................................  86,353        6,590,461
   Coca-Cola Enterprises, Inc...............................  90,124        2,714,535
   Colgate-Palmolive Co.....................................  17,875        1,768,552
   ConAgra Foods, Inc....................................... 122,978        3,175,292
  *Constellation Brands, Inc. Class A.......................  70,747        1,528,135
  *Constellation Brands, Inc. Class B.......................   1,902           41,368
  #Corn Products International, Inc.........................  45,478        2,594,975
   Costco Wholesale Corp....................................  41,646        3,671,928
  *Craft Brew Alliance, Inc.................................   9,204           70,871
   CVS Caremark Corp........................................ 259,493       11,578,578
  *Darling International, Inc...............................  70,567        1,155,887
  *Dean Foods Co............................................  99,852        1,226,183
  #Diamond Foods, Inc.......................................  12,341          257,927
 #*Dole Food Co., Inc.......................................  49,859          422,804
   Dr. Pepper Snapple Group, Inc............................  43,400        1,761,172
  *Elizabeth Arden, Inc.....................................  18,575          724,054
 #*Energizer Holdings, Inc..................................  19,800        1,412,334
  #Estee Lauder Cos., Inc...................................  17,200        1,124,020
  *Farmer Bros. Co..........................................   9,433           85,840
   Flowers Foods, Inc.......................................  48,415        1,038,502
   Fortune Brands, Inc......................................  61,417        3,487,257
   Fresh Del Monte Produce, Inc.............................  35,839          830,390
   General Mills, Inc.......................................  33,801        1,314,521
   Golden Enterprises, Inc..................................   1,623            5,680
 #*Green Mountain Coffee Roasters, Inc......................  25,060        1,221,675
   Griffin Land & Nurseries, Inc............................   2,369           57,046
  #H.J. Heinz Co............................................  14,538          775,021
  *Hain Celestial Group, Inc (The)..........................  28,000        1,324,400

                                     1058

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Staples -- (Continued)
  *Harbinger Group, Inc.....................................     907     $     4,680
   Harris Teeter Supermarkets, Inc..........................  27,433       1,041,631
   Herbalife, Ltd...........................................  14,046         987,715
   Hershey Co. (The)........................................   6,900         462,369
  #Hormel Foods Corp........................................  44,532       1,294,100
  *Imperial Sugar Co........................................   6,500          26,325
   Ingles Markets, Inc. Class A.............................   7,811         135,833
   Inter Parfums, Inc.......................................  18,447         290,540
   J & J Snack Foods Corp...................................  11,687         655,173
   J.M. Smucker Co..........................................  42,558       3,388,894
  *John B. Sanfilippo & Son, Inc............................   3,900          56,394
  #Kellogg Co...............................................  12,976         656,196
  #Kimberly-Clark Corp......................................  16,096       1,263,053
   Kraft Foods, Inc. Class A................................ 329,550      13,139,158
   Kroger Co. (The).........................................  53,196       1,237,871
  #Lancaster Colony Corp....................................  12,900         841,209
 #*Lifeway Foods, Inc.......................................   2,867          23,911
  #Limoneira Co.............................................     259           4,354
   Lorillard, Inc...........................................   7,062         955,418
  *Mannatech, Inc...........................................     895           4,063
   McCormick & Co., Inc. Non-Voting.........................  10,400         581,464
   McCormick & Co., Inc. Voting.............................     812          45,066
   Mead Johnson Nutrition Co................................  10,861         929,267
 #*Medifast, Inc............................................   9,748         187,357
   MGP Ingredients, Inc.....................................   8,850          41,152
   Molson Coors Brewing Co. Class A.........................     266          11,119
   Molson Coors Brewing Co. Class B.........................  66,883       2,780,995
  *Monster Beverage Corp....................................  18,800       1,221,248
   Nash-Finch Co............................................   7,511         188,526
  *National Beverage Corp...................................  22,526         334,736
  *Natural Alternatives International, Inc..................   2,465          16,244
  #Nu Skin Enterprises, Inc. Class A........................  24,814       1,322,586
  *Nutraceutical International Corp.........................   5,931          90,922
   Oil-Dri Corp. of America.................................   3,793          80,260
  *Omega Protein Corp.......................................  10,815          77,435
   Orchids Paper Products Co................................   3,015          54,270
  *Overhill Farms, Inc......................................   7,310          33,187
  *Pantry, Inc. (The).......................................  14,407         183,833
  #PepsiCo, Inc.............................................  84,836       5,599,176
   Philip Morris International, Inc.........................  68,674       6,147,010
  *Physicians Formula Holdings, Inc.........................   6,898          21,384
  *Pilgrim's Pride Corp.....................................  77,327         552,115
 #*Post Holdings, Inc.......................................  11,524         342,839
  *Prestige Brands Holdings, Inc............................  31,318         532,093
   PriceSmart, Inc..........................................  15,543       1,282,919
   Procter & Gamble Co. (The)............................... 250,219      15,923,937
  *Ralcorp Holdings, Inc....................................  26,544       1,932,669
   Reliv' International, Inc................................   2,118           3,071
  *Revlon, Inc..............................................  17,422         297,568
  #Reynolds American, Inc...................................  39,700       1,620,951
   Rocky Mountain Chocolate Factory, Inc....................   4,490          42,520
  #Safeway, Inc............................................. 111,449       2,265,758
  #Sanderson Farms, Inc.....................................  13,960         720,476
   Sara Lee Corp............................................  46,400       1,022,656
  *Schiff Nutrition International, Inc......................  13,166         216,581
  *Seneca Foods Corp. Class A...............................   5,431         126,488
  *Seneca Foods Corp. Class B...............................     283           6,617
  *Smart Balance, Inc.......................................  41,360         244,024
 #*Smithfield Foods, Inc.................................... 104,204       2,184,116
  #Snyders-Lance, Inc.......................................  43,153       1,116,800
   Spartan Stores, Inc......................................  14,230         259,413

                                     1059

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Consumer Staples -- (Continued)
  *Spectrum Brands Holdings, Inc............................  30,799     $  1,062,873
  #SUPERVALU, Inc........................................... 130,780          776,833
  *Susser Holdings Corp.....................................  12,675          338,296
  #Sysco Corp...............................................  18,589          537,222
  #Tootsie Roll Industries, Inc.............................  22,873          544,606
 #*TreeHouse Foods, Inc.....................................  22,208        1,277,182
   Tyson Foods, Inc. Class A................................ 124,324        2,268,913
  *United Natural Foods, Inc................................  28,272        1,393,527
  #United-Guardian, Inc.....................................   1,001           19,244
  #Universal Corp...........................................  15,246          698,724
 #*USANA Health Sciences, Inc...............................   9,882          412,079
  #Vector Group, Ltd........................................  23,298          404,220
   Village Super Market, Inc................................   3,084           85,118
  #Walgreen Co..............................................  92,450        3,241,297
   Wal-Mart Stores, Inc..................................... 140,778        8,293,232
   WD-40 Co.................................................   8,490          382,729
   Weis Markets, Inc........................................  16,484          735,186
  #Whole Foods Market, Inc..................................  21,609        1,795,060
                                                                         ------------
Total Consumer Staples                                                    174,716,291
                                                                         ------------
Energy -- (9.9%)
 #*Abraxas Petroleum Corp...................................   5,592           16,664
   Adams Resources & Energy, Inc............................   1,689          102,573
   Alon USA Energy, Inc.....................................  21,854          197,560
 #*Alpha Natural Resources, Inc.............................  43,496          701,590
   Anadarko Petroleum Corp..................................  94,862        6,944,847
   Apache Corp..............................................  75,992        7,290,672
 #*Approach Resources, Inc..................................  21,058          755,561
  #Arch Coal, Inc...........................................  45,299          442,118
  *Atwood Oceanics, Inc.....................................  39,360        1,744,829
   Baker Hughes, Inc........................................  78,826        3,477,015
  *Barnwell Industries, Inc.................................   1,657            5,228
  *Basic Energy Services, Inc...............................  26,218          377,539
  #Berry Petroleum Co. Class A..............................  32,088        1,461,608
  *Bill Barrett Corp........................................  28,856          691,967
   Bolt Technology Corp.....................................   4,747           67,740
 #*BPZ Resources, Inc.......................................  70,692          286,303
  #Bristow Group, Inc.......................................  23,036        1,125,309
   Cabot Oil & Gas Corp.....................................  55,684        1,956,736
  *Cal Dive International, Inc..............................  49,479          191,484
  *Callon Petroleum Co......................................  23,386          135,873
  *Cameron International Corp...............................  41,254        2,114,268
   CARBO Ceramics, Inc......................................  10,900          916,581
 #*Carrizo Oil & Gas, Inc...................................  26,368          739,359
 #*Cheniere Energy, Inc.....................................  12,034          220,343
  #Chesapeake Energy Corp................................... 134,805        2,485,804
   Chevron Corp............................................. 416,163       44,346,329
   Cimarex Energy Co........................................  28,600        1,976,546
 #*Clayton Williams Energy, Inc.............................   7,630          561,110
 #*Clean Energy Fuels Corp..................................  42,546          818,585
  *Cloud Peak Energy, Inc...................................  37,757          581,080
  *Cobalt International Energy, Inc.........................  17,922          479,593
  *Comstock Resources, Inc..................................  27,121          476,516
  *Concho Resources, Inc....................................  24,044        2,577,036
   ConocoPhillips........................................... 271,234       19,428,491
  #Consol Energy, Inc.......................................  50,860        1,690,586
  *Contango Oil & Gas Co....................................   9,746          528,818
 #*Continental Resources, Inc...............................   3,452          308,091
  *CREDO Petroleum Corp.....................................   5,480           55,951
  *Crimson Exploration, Inc.................................  22,649          123,437
   Crosstex Energy, Inc.....................................  35,510          529,099

                                     1060

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Energy -- (Continued)
  *CVR Energy, Inc..........................................  51,838     $ 1,573,802
  *Dawson Geophysical Co....................................   4,972         133,498
   Delek US Holdings, Inc...................................  22,697         369,961
  *Denbury Resources, Inc................................... 162,966       3,102,873
   Devon Energy Corp........................................  79,797       5,573,820
  #Diamond Offshore Drilling, Inc...........................  33,271       2,280,727
  *Double Eagle Petroleum Co................................   5,667          31,112
 #*Dresser-Rand Group, Inc..................................  34,300       1,669,724
 #*Dril-Quip, Inc...........................................  11,557         778,826
   El Paso Corp.............................................  71,831       2,131,226
 #*Endeavour International Corp.............................  24,238         302,490
   Energen Corp.............................................  10,373         543,338
 #*Energy Partners, Ltd.....................................  24,609         400,635
  *Energy XXI (Bermuda), Ltd................................  28,592       1,077,347
  *ENGlobal Corp............................................  15,358          30,716
   EOG Resources, Inc.......................................  51,588       5,664,878
   EQT Corp.................................................  15,391         766,626
 #*Evolution Petroleum Corp.................................  11,348         100,316
  #EXCO Resources, Inc......................................  31,999         234,873
  *Exterran Holdings, Inc...................................  40,574         548,155
   Exxon Mobil Corp......................................... 549,998      47,486,827
  *FieldPoint Petroleum Corp................................   3,800          14,934
 #*FMC Technologies, Inc....................................  19,828         931,916
 #*Forest Oil Corp..........................................  68,571         913,366
  *FX Energy, Inc...........................................  14,381          81,684
  *Geokinetics, Inc.........................................   4,670           8,266
  *GeoResources, Inc........................................  15,925         600,532
 #*Gevo, Inc................................................   1,167          11,308
 #*GMX Resources, Inc.......................................  10,351          14,181
  *Green Plains Renewable Energy, Inc.......................  20,785         166,072
   Gulf Island Fabrication, Inc.............................   8,661         242,681
  *Gulfmark Offshore, Inc. Class A..........................  16,528         796,154
  *Gulfport Energy Corp.....................................  27,103         710,370
   Halliburton Co...........................................  50,721       1,735,673
 #*Harvest Natural Resources, Inc...........................  25,200         173,376
 #*Heckmann Corp............................................  74,716         283,921
  *Helix Energy Solutions Group, Inc........................  66,192       1,350,979
   Helmerich & Payne, Inc...................................  31,802       1,634,305
  *Hercules Offshore, Inc...................................  86,170         437,744
   Hess Corp................................................  64,197       3,347,232
  *HKN, Inc.................................................   5,292          12,066
  *HollyFrontier Corp....................................... 105,180       3,241,648
  *Hornbeck Offshore Services, Inc..........................  22,194         923,936
 #*Houston American Energy Corp.............................   3,600           8,316
 #*ION Geophysical Corp..................................... 101,941         635,092
 #*James River Coal Co......................................  17,123          84,930
  *Key Energy Services, Inc.................................  90,153       1,141,337
 #*Kodiak Oil & Gas Corp....................................   6,000          53,100
  *Lone Pine Resources, Inc.................................  19,749         117,704
 #*Lucas Energy, Inc........................................   9,403          17,490
  #Lufkin Industries, Inc...................................  16,800       1,290,912
 #*Magnum Hunter Resources Corp.............................  80,894         502,352
   Marathon Oil Corp........................................ 149,318       4,380,990
   Marathon Petroleum Corp..................................  85,538       3,559,236
  *Matrix Service Co........................................  17,134         233,879
  *McDermott International, Inc.............................  37,411         422,744
 #*McMoran Exploration Co...................................  72,374         636,891
  *Mitcham Industries, Inc..................................   8,129         193,145
   Murphy Oil Corp..........................................  80,560       4,428,383
  *Nabors Industries, Ltd................................... 119,525       1,990,091
   National Oilwell Varco, Inc..............................  81,732       6,192,016

                                     1061

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Energy -- (Continued)
  *Natural Gas Services Group, Inc..........................   7,235     $   94,344
  *Newfield Exploration Co..................................  38,188      1,370,949
  *Newpark Resources, Inc...................................  56,600        359,976
   Noble Corp...............................................  78,625      2,992,467
   Noble Energy, Inc........................................  36,182      3,593,596
  *Northern Oil & Gas, Inc..................................  38,884        755,516
 #*Oasis Petroleum, Inc.....................................  13,201        436,557
   Occidental Petroleum Corp................................ 106,867      9,748,408
  #Oceaneering International, Inc...........................  21,250      1,097,138
 #*Oil States International, Inc............................  30,032      2,389,947
  #Overseas Shipholding Group, Inc..........................     500          5,850
  *OYO Geospace Corp........................................   3,900        449,358
   Panhandle Oil & Gas, Inc. Class A........................   4,983        137,282
  *Parker Drilling Co.......................................  72,523        374,944
 #*Patriot Coal Corp........................................  48,000        279,840
  #Patterson-UTI Energy, Inc................................  90,318      1,460,442
   Peabody Energy Corp......................................  14,507        451,313
   Penn Virginia Corp.......................................  24,071        123,244
  *Petroleum Development Corp...............................  14,826        509,866
 #*PetroQuest Energy, Inc...................................  38,542        232,794
  *PHI, Inc. Non-Voting.....................................   7,607        202,574
  *Pioneer Drilling Co......................................  37,638        296,587
  #Pioneer Natural Resources Co.............................  37,978      4,398,612
  *Plains Exploration & Production Co.......................  61,296      2,503,942
  *PostRock Energy Corp.....................................     500          1,225
  *Pyramid Oil Co...........................................   2,233         10,473
  #QEP Resources, Inc.......................................  46,796      1,441,785
 #*Quicksilver Resources, Inc...............................  75,913        356,791
  #Range Resources Corp.....................................  37,207      2,480,219
  *REX American Resources Corp..............................   7,200        199,728
  *Rex Energy Corp..........................................  27,286        286,776
  *RigNet, Inc..............................................     222          3,792
  *Rosetta Resources, Inc...................................  27,616      1,388,256
 #*Rowan Cos., Inc..........................................  57,962      2,001,428
  #RPC, Inc................................................. 108,670      1,123,648
 #*SandRidge Energy, Inc.................................... 201,333      1,608,651
   Schlumberger, Ltd........................................  78,758      5,839,118
  *SEACOR Holdings, Inc.....................................  13,878      1,289,683
  *SemGroup Corp. Class A...................................  21,769        692,254
  #Ship Finance International, Ltd..........................  42,554        589,373
   SM Energy Co.............................................  31,676      2,094,100
 #*Southwestern Energy Co...................................  24,531        774,689
  #Spectra Energy Corp......................................  35,593      1,094,129
 #*Stone Energy Corp........................................  30,266        848,961
   Sunoco, Inc..............................................  47,840      2,358,034
  *Superior Energy Services, Inc............................  87,636      2,359,162
  *Swift Energy Co..........................................  26,455        800,264
 #*Targa Resources Corp.....................................   5,746        276,325
   Teekay Corp..............................................  45,235      1,632,983
  *Tesco Corp...............................................  21,821        356,337
  *Tesoro Corp..............................................  89,639      2,084,107
  *TETRA Technologies, Inc..................................  45,220        393,866
  *TGC Industries, Inc......................................  12,331        140,699
   Tidewater, Inc...........................................  31,959      1,758,704
   Transocean, Ltd..........................................  59,934      3,020,074
  *Triangle Petroleum Corp..................................  18,137        118,072
  *Ultra Petroleum Corp.....................................  11,350        224,276
  *Union Drilling, Inc......................................  13,293         74,042
  *Unit Corp................................................  30,468      1,287,273
 #*Uranium Energy Corp......................................   6,699         19,762
 #*USEC, Inc................................................  65,000         54,704

                                     1062

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Energy -- (Continued)
  *VAALCO Energy, Inc.......................................  36,561     $    331,608
   Valero Energy Corp....................................... 171,420        4,234,074
  *Venoco, Inc..............................................  15,771          175,216
 #*Verenium Corp............................................     900            3,888
  *Voyager Oil & Gas, Inc...................................   2,818            7,158
  #W&T Offshore, Inc........................................  48,164          952,202
  *Warren Resources, Inc....................................  43,001          132,873
  *Weatherford International, Ltd........................... 174,891        2,495,695
   Western Refining, Inc....................................  56,405        1,074,515
  *Westmoreland Coal Co.....................................   3,531           35,628
  *Whiting Petroleum Corp...................................  35,718        2,043,070
  *Willbros Group, Inc......................................  26,278          141,901
  *Williams Cos., Inc. (The)................................  44,890        1,527,607
  #World Fuel Services Corp.................................  38,003        1,674,412
 #*WPX Energy, Inc..........................................  10,745          188,790
 #*ZaZa Energy Corp.........................................   9,240           44,167
 #*Zion Oil & Gas, Inc......................................  12,765           31,657
                                                                         ------------
Total Energy................................................              317,697,331
                                                                         ------------
Financials -- (16.0%)
   1st Source Corp..........................................  14,889          337,831
  *1st United Bancorp, Inc..................................  14,708           89,130
  *21st Century Holding Co..................................   2,054            9,058
   Access National Corp.....................................   2,539           32,398
   ACE, Ltd.................................................  72,243        5,488,301
 #*Affiliated Managers Group, Inc...........................  17,375        1,974,147
  *Affirmative Insurance Holdings, Inc......................   3,894            1,966
   Aflac, Inc...............................................  83,799        3,774,307
  *Allegheny Corp...........................................   5,404        1,853,032
   Alliance Bancorp, Inc. of Pennsylvania...................     600            6,960
   Alliance Financial Corp..................................   1,666           50,830
   Allied World Assurance Co. Holdings AG...................  24,893        1,791,300
   Allstate Corp. (The)..................................... 109,667        3,655,201
   Alterra Capital Holdings, Ltd............................  66,396        1,588,856
  *Altisource Portfolio Solutions SA........................   7,433          444,716
  *American Capital, Ltd.................................... 215,694        2,141,841
   American Equity Investment Life Holding Co...............  38,785          475,504
   American Express Co......................................  60,320        3,631,867
   American Financial Group, Inc............................  68,646        2,671,702
  *American Independence Corp...............................     375            1,657
  *American International Group, Inc........................  27,467          934,702
   American National Bankshares, Inc........................   3,215           75,327
   American National Insurance Co...........................   7,693          540,049
  *American River Bankshares................................   2,071           15,077
  *American Safety Insurance Holdings, Ltd..................   6,177          116,931
  *American Spectrum Realty, Inc............................     450            2,246
   Ameriprise Financial, Inc................................  64,634        3,503,809
 #*Ameris Bancorp...........................................  14,066          174,418
  *AMERISAFE, Inc...........................................  11,493          307,093
  *AmeriServ Financial, Inc.................................   3,367            9,933
  #AmTrust Financial Services, Inc..........................  37,265        1,015,099
  *Aon P.L.C................................................  54,244        2,809,839
  *Arch Capital Group, Ltd..................................  57,057        2,241,199
   Argo Group International Holdings, Ltd...................  21,093          608,744
   Arrow Financial Corp.....................................   7,443          178,185
   Aspen Insurance Holdings, Ltd............................  45,158        1,278,875
   Associated Banc-Corp..................................... 113,902        1,518,314
   Assurant, Inc............................................  58,099        2,343,714
   Assured Guaranty, Ltd.................................... 115,328        1,635,351
   Astoria Financial Corp...................................  49,994          484,442
  *Atlantic Coast Financial Corp............................     386              811

                                     1063

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CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
   Auburn National Bancorporation, Inc......................       757     $    16,919
  *AV Homes, Inc............................................     5,743          71,615
   Axis Capital Holdings, Ltd...............................    55,783       1,897,738
   Baldwin & Lyons, Inc. Class A............................       298           7,688
   Baldwin & Lyons, Inc. Class B............................     6,934         150,953
   Bancfirst Corp...........................................    10,800         450,360
  *Bancorp, Inc.............................................    20,509         210,627
   BancorpSouth, Inc........................................    51,516         693,921
 #*BancTrust Financial Group, Inc...........................     7,325          15,456
   Bank Mutual Corp.........................................    29,001         113,104
   Bank of America Corp..................................... 1,675,257      13,586,334
   Bank of Commerce Holdings................................     3,404          14,501
   Bank of Hawaii Corp......................................    23,982       1,172,480
   Bank of Kentucky Financial Corp..........................     1,229          30,983
   Bank of New York Mellon Corp. (The)......................   250,719       5,929,504
  #Bank of the Ozarks, Inc..................................    21,638         668,614
 #*BankAtlantic Bancorp, Inc. Class A.......................     3,756          21,071
   BankFinancial Corp.......................................    11,404          75,951
 #*BankUnited, Inc..........................................       641          15,769
   Banner Corp..............................................    10,441         229,180
   Bar Harbor Bankshares....................................     1,738          64,306
   BB&T Corp................................................   150,328       4,816,509
  *BBCN Bancorp, Inc........................................    47,939         526,370
   BCB Bancorp, Inc.........................................     2,691          27,879
   Beacon Federal Bancorp, Inc..............................     1,762          22,906
  *Beneficial Mutual Bancorp, Inc...........................    48,127         417,261
  *Berkshire Hathaway, Inc..................................    92,636       7,452,566
   Berkshire Hills Bancorp, Inc.............................    12,903         292,769
  #BGC Partners, Inc. Class A...............................    23,801         165,893
  #BlackRock, Inc...........................................    20,831       3,990,803
 #*BofI Holding, Inc........................................     6,764         120,196
   BOK Financial Corp.......................................    37,585       2,143,473
   Boston Private Financial Holdings, Inc...................    49,927         465,320
   Bridge Bancorp, Inc......................................     1,438          28,012
  *Bridge Capital Holdings..................................     1,976          30,213
   Brookline Bancorp, Inc...................................    40,619         364,759
   Brown & Brown, Inc.......................................    87,187       2,351,433
   Bryn Mawr Bank Corp......................................     7,823         168,116
   C&F Financial Corp.......................................       353          11,102
   Calamos Asset Management, Inc............................    12,455         160,919
   California First National Bancorp........................     1,859          29,558
   Camden National Corp.....................................     4,762         154,860
 #*Cape Bancorp, Inc........................................     1,253          10,199
 #*Capital Bank Corp........................................     4,631          10,651
  #Capital City Bank Group, Inc.............................     9,989          83,408
   Capital One Financial Corp...............................    96,568       5,357,593
   Capital Southwest Corp...................................     1,955         187,133
   CapitalSource, Inc.......................................   195,044       1,258,034
   Capitol Federal Financial, Inc...........................   104,926       1,239,176
   Cardinal Financial Corp..................................    18,471         222,945
  *Carolina Bank Holdings, Inc..............................       900           4,077
   Cash America International, Inc..........................    17,960         839,630
   Cathay General Bancorp...................................    49,344         849,704
  #CBOE Holdings, Inc.......................................     8,600         227,384
  *CBRE Group, Inc. Class A.................................    23,647         444,800
   Center Bancorp, Inc......................................     9,475         100,151
   Centerstate Banks, Inc...................................    13,677         109,963
 #*Central Pacific Financial Corp...........................     2,556          36,346
   Century Bancorp, Inc. Class A............................     1,308          35,931
   Charles Schwab Corp. (The)...............................    80,456       1,150,521
   Chemical Financial Corp..................................    17,757         391,897

                                     1064

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
  *Chicopee Bancorp, Inc....................................   3,900     $    56,160
  #Chubb Corp. (The)........................................  62,621       4,575,716
   Cincinnati Financial Corp................................  69,327       2,469,428
  *CIT Group, Inc...........................................  85,668       3,242,534
   Citigroup, Inc........................................... 341,208      11,273,512
 #*Citizens Community Bancorp, Inc..........................   1,100           6,787
   Citizens Holding Co......................................     200           3,750
   Citizens South Banking Corp..............................   1,155           5,775
 #*Citizens, Inc............................................  30,648         294,527
  #City Holding Co..........................................   9,860         328,831
   City National Corp.......................................  33,923       1,806,739
   CKX Lands, Inc...........................................      39             497
   Clifton Savings Bancorp, Inc.............................  14,726         150,500
  #CME Group, Inc...........................................  13,150       3,495,533
   CNA Financial Corp.......................................  92,975       2,846,894
  #CNB Financial Corp.......................................   4,510          74,144
 #*CNO Financial Group, Inc................................. 150,916       1,097,159
   CoBiz Financial, Inc.....................................  23,043         144,019
   Codorus Valley Bancorp, Inc..............................     490           6,762
  #Cohen & Steers, Inc......................................  16,025         564,721
  *Colonial Financial Services, Inc.........................     721           9,715
 #*Colony Bankcorp, Inc.....................................     327           1,342
   Columbia Banking System, Inc.............................  24,356         499,054
   Comerica, Inc............................................  87,464       2,800,597
  #Commerce Bancshares, Inc.................................  57,136       2,291,154
   Commercial National Financial Corp.......................     923          22,983
   Community Bank System, Inc...............................  25,903         728,392
  *Community Bankers Trust Corp.............................     700           1,673
   Community Trust Bancorp, Inc.............................   9,561         305,474
  *CompuCredit Holdings Corp................................  20,671         113,897
   Consolidated-Tokoma Land Co..............................   3,282          96,491
  *Cowen Group, Inc. Class A................................  57,290         144,371
   Crawford & Co. Class A...................................  15,180          56,773
   Crawford & Co. Class B...................................  15,345          73,196
 #*Credit Acceptance Corp...................................  14,546       1,367,760
  #Cullen Frost Bankers, Inc................................  38,612       2,276,564
  #CVB Financial Corp.......................................  66,395         768,190
   Delphi Financial Group, Inc. Class A.....................  29,153       1,324,129
 #*DFC Global Corp..........................................  27,468         480,141
   Diamond Hill Investment Group, Inc.......................   1,238          93,952
   Dime Community Bancshares, Inc...........................  21,675         300,416
   Discover Financial Services.............................. 122,509       4,153,055
   Donegal Group, Inc. Class A..............................  11,510         156,766
   Donegal Group, Inc. Class B..............................   1,947          34,072
   Duff & Phelps Corp.......................................  18,179         289,046
  *E*Trade Financial Corp................................... 151,625       1,611,774
   East West Bancorp, Inc...................................  93,404       2,126,809
   Eastern Insurance Holdings, Inc..........................   3,649          55,830
  *Eastern Virginia Bankshares, Inc.........................     753           2,899
   Eaton Vance Corp.........................................  16,519         434,450
   ECB Bancorp, Inc.........................................     468           4,404
   Edelman Financial Group, Inc.............................   6,540          57,748
  *eHealth, Inc.............................................  12,357         218,966
   EMC Insurance Group, Inc.................................   7,292         144,163
   Employers Holdings, Inc..................................  25,610         443,565
  *Encore Bancshares, Inc...................................   6,067         124,434
   Endurance Specialty Holdings, Ltd........................  38,019       1,527,603
  *Enstar Group, Ltd........................................   8,216         773,701
   Enterprise Bancorp, Inc..................................   3,460          55,671
   Enterprise Financial Services Corp.......................  10,344         125,059
   Epoch Holding Corp.......................................   5,322         143,694

                                     1065

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Financials -- (Continued)
   Erie Indemnity Co........................................  16,842     $1,295,150
   ESB Financial Corp.......................................   6,219         83,521
   ESSA Bancorp, Inc........................................   9,962         97,130
  #Evans Bancorp, Inc.......................................     807         12,113
   Evercore Partners, Inc...................................  17,220        455,125
   Everest Re Group, Ltd....................................  22,909      2,270,282
  *EZCORP, Inc..............................................  29,528        791,055
  *Farmers Capital Bank Corp................................   1,450          9,352
   FBL Financial Group, Inc. Class A........................  19,223        559,774
   Federal Agricultural Mortgage Corp. Class A..............     191          3,414
   Federal Agricultural Mortgage Corp. Class C..............   6,100        139,446
  #Federated Investors, Inc.................................  13,624        300,818
   Fidelity National Financial, Inc. Class A................ 137,653      2,652,573
   Fidelity Southern Corp...................................   4,232         35,932
   Fifth Third Bancorp...................................... 301,620      4,292,053
   Financial Institutions, Inc..............................   8,200        138,744
  *First Acceptance Corp....................................  16,289         25,085
   First Advantage Bancorp..................................     956         12,624
   First American Financial Corp............................  54,785        917,649
   First Bancorp............................................  10,455        104,759
  *First BanCorp............................................   5,719         24,363
   First Bancorp, Inc.......................................   3,162         45,881
   First Busey Corp.........................................  52,188        242,152
   First Business Financial Services, Inc...................   1,140         25,889
  *First California Financial Group, Inc....................  15,928         86,967
  *First Cash Financial Services, Inc.......................  14,986        613,827
   First Citizens BancShares, Inc. Class A..................   5,616        973,253
   First Commonwealth Financial Corp........................  60,570        389,465
   First Community Bancshares, Inc..........................  10,205        136,645
   First Defiance Financial Corp............................   5,220         89,680
 #*First Federal Bancshares of Arkansas, Inc................      99            936
   First Financial Bancorp..................................  36,621        615,599
  #First Financial Bankshares, Inc..........................  19,977        676,022
   First Financial Corp.....................................   8,161        244,830
   First Financial Holdings, Inc............................   6,956         80,272
  *First Financial Northwest, Inc...........................  11,880         94,446
  *First Financial Service Corp.............................     100            350
   First Horizon National Corp.............................. 174,396      1,600,955
   First Interstate BancSystem, Inc.........................   6,739         94,953
   First M&F Corp...........................................     911          3,972
  *First Marblehead Corp. (The).............................  17,950         19,027
   First Merchants Corp.....................................  18,601        229,350
   First Midwest Bancorp, Inc...............................  41,934        446,597
   First Niagara Financial Group, Inc....................... 180,735      1,615,771
   First Pactrust Bancorp, Inc..............................   5,748         63,171
  *First Republic Bank......................................   6,596        217,866
  *First South Bancorp, Inc.................................   3,340         14,395
 #*First United Corp........................................   1,100          9,075
   Firstbank Corp...........................................   1,136         11,303
  *FirstCity Financial Corp.................................   3,901         32,261
  #FirstMerit Corp..........................................  68,895      1,157,436
   Flagstone Reinsurance Holdings SA........................  42,620        319,650
   Flushing Financial Corp..................................  19,233        250,606
   FNB Corp.................................................  82,708        938,736
 #*Forest City Enterprises, Inc.............................  89,159      1,422,086
  *Forest City Enterprises, Inc. Class B....................   4,120         65,384
  *Forestar Group, Inc......................................  22,093        339,790
   Fox Chase Bancorp, Inc...................................  11,004        139,971
  #Franklin Resources, Inc..................................  13,920      1,747,099
   Fulton Financial Corp.................................... 128,619      1,349,213
  #Gallagher (Arthur J.) & Co...............................  38,758      1,455,750

                                     1066

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
   GAMCO Investors, Inc.....................................   3,560     $   160,414
  *Genworth Financial, Inc. Class A......................... 204,365       1,228,234
  #German American Bancorp, Inc.............................   7,495         142,705
   GFI Group, Inc...........................................  74,597         246,170
   Glacier Bancorp, Inc.....................................  44,496         662,990
  *Global Indemnity P.L.C...................................  10,235         184,332
   Goldman Sachs Group, Inc. (The)..........................  86,941      10,011,256
   Great Southern Bancorp, Inc..............................   7,886         189,579
 #*Green Dot Corp. Class A..................................   1,126          29,715
  *Greene Bancshares, Inc...................................   5,399           8,908
  #Greenhill & Co., Inc.....................................  11,314         439,549
  *Greenlight Capital Re, Ltd. Class A......................  19,326         481,217
  *Guaranty Bancorp.........................................   3,944           7,691
  *Hallmark Financial Services, Inc.........................  10,439          78,501
   Hampden Bancorp, Inc.....................................   1,565          19,406
  #Hancock Holding Co.......................................  54,075       1,740,134
  *Hanmi Financial Corp.....................................  14,781         154,166
   Hanover Insurance Group, Inc. (The)......................  30,043       1,212,535
   Harleysville Group, Inc..................................  14,225         852,646
   Harleysville Savings Financial Corp......................   1,326          23,338
  *Harris & Harris Group, Inc...............................  17,939          72,294
   Hartford Financial Services Group, Inc................... 167,503       3,442,187
   Hawthorn Bancshares, Inc.................................     224           1,679
  #HCC Insurance Holdings, Inc..............................  67,900       2,170,084
   Heartland Financial USA, Inc.............................   9,460         175,199
  *Heritage Commerce Corp...................................  14,694          99,038
   Heritage Financial Corp..................................   8,900         116,590
   Heritage Financial Group, Inc............................     782           8,813
   HF Financial Corp........................................     761           9,132
  *HFF, Inc.................................................  14,124         230,786
  *Hilltop Holdings, Inc....................................  34,900         276,757
   Hingham Institution for Savings..........................     248          14,297
  *HMN Financial, Inc.......................................     212             604
  *Home Bancorp, Inc........................................   3,783          65,673
   Home BancShares, Inc.....................................  17,468         509,018
   Home Federal Bancorp, Inc................................   8,959          87,709
   Homeowners Choice, Inc...................................   4,011          56,194
   HopFed Bancorp, Inc......................................   1,664          14,793
   Horace Mann Educators Corp...............................  25,033         439,329
   Horizon Bancorp..........................................     945          23,786
  *Howard Hughes Corp. (The)................................   4,189         281,124
  *Hudson City Bancorp, Inc................................. 236,173       1,667,381
   Hudson Valley Holding Corp...............................   9,419         172,650
  #Huntington Bancshares, Inc............................... 368,872       2,467,754
   IBERIABANK Corp..........................................  18,974         969,002
  *ICG Group, Inc...........................................  21,943         208,020
  *Imperial Holdings, Inc...................................     376           1,440
   Independence Holding Co..................................   6,304          67,012
   Independent Bank Corp....................................  13,239         371,619
   Indiana Community Bancorp................................     568          12,939
   Infinity Property & Casualty Corp........................   7,323         391,121
   Interactive Brokers Group, Inc. Class A..................  28,236         428,340
  *IntercontinentalExchange, Inc............................  11,987       1,594,750
   International Bancshares Corp............................  43,210         852,533
  *Intervest Bancshares Corp. Class A.......................   9,069          36,276
  *INTL. FCStone, Inc.......................................  11,936         256,624
   Invesco, Ltd............................................. 181,470       4,507,715
  *Investment Technology Group, Inc.........................  21,951         223,900
  *Investors Bancorp, Inc...................................  78,574       1,213,183
  *Investors Capital Holdings, Ltd..........................   1,190           5,022
   Investors Title Co.......................................     675          34,405

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
  *Janus Capital Group, Inc................................. 113,417     $   859,701
   Jefferies Group, Inc..................................... 128,316       2,044,074
  *Jefferson Bancshares, Inc................................     200             405
   JMP Group, Inc...........................................  12,263          90,869
   Jones Lang LaSalle, Inc..................................  20,093       1,606,234
   JPMorgan Chase & Co...................................... 811,150      34,863,227
   Kaiser Federal Financial Group, Inc......................   4,666          65,277
  #KBW, Inc.................................................  19,767         336,830
   Kearny Financial Corp....................................  38,365         372,140
   Kemper Corp..............................................  37,318       1,119,167
   Kennedy-Wilson Holdings, Inc.............................  13,331         187,434
   Kentucky First Federal Bancorp...........................   1,549          13,554
   KeyCorp.................................................. 407,459       3,275,970
  *Knight Capital Group, Inc................................  62,910         826,637
   Lake Shore Bancorp, Inc..................................     125           1,250
   Lakeland Bancorp, Inc....................................  15,788         144,302
   Lakeland Financial Corp..................................  10,027         261,103
   Landmark Bancorp, Inc....................................   1,157          23,707
   Legg Mason, Inc..........................................  83,927       2,187,977
   Leucadia National Corp...................................  99,868       2,482,718
   Life Partners Holdings, Inc..............................   3,480           9,466
   Lincoln National Corp....................................  96,884       2,399,817
   LNB Bancorp, Inc.........................................   5,305          35,013
   Loews Corp...............................................  75,812       3,118,148
  *Louisiana Bancorp, Inc...................................   2,000          32,400
  *LPL Investment Holdings, Inc.............................   9,972         357,895
   M&T Bank Corp............................................  50,083       4,320,660
 #*Macatawa Bank Corp.......................................  17,866          60,566
   Maiden Holdings, Ltd.....................................  38,708         321,276
   MainSource Financial Group, Inc..........................  12,698         148,440
 #*Markel Corp..............................................   4,513       1,986,984
   MarketAxess Holdings, Inc................................  17,326         594,455
   Marlin Business Services Corp............................   7,482         109,836
   Marsh & McLennan Cos., Inc...............................  49,464       1,654,571
  *Maui Land & Pineapple Co., Inc...........................   1,700           6,715
   MB Financial, Inc........................................  33,782         698,274
 #*MBIA, Inc................................................ 166,900       1,682,352
 #*MBT Financial Corp.......................................   1,790           5,442
   MCG Capital Corp.........................................  48,844         204,656
   Meadowbrook Insurance Group, Inc.........................  30,827         272,202
   Medallion Financial Corp.................................  10,317         112,765
 #*Mercantile Bank Corp.....................................   4,389          65,572
   Merchants Bancshares, Inc................................   2,560          68,813
  #Mercury General Corp.....................................  35,027       1,582,870
  *Meridian Interstate Bancorp, Inc.........................  12,664         169,698
   Meta Financial Group, Inc................................     673          14,180
  #MetLife, Inc............................................. 220,534       7,945,840
  *Metro Bancorp, Inc.......................................   8,480          98,114
  *MetroCorp Bancshares, Inc................................   1,365          15,698
 #*MGIC Investment Corp..................................... 105,696         365,708
   MicroFinancial, Inc......................................   1,885          12,818
   MidSouth Bancorp, Inc....................................   3,894          54,905
   MidWestOne Financial Group, Inc..........................   2,909          60,798
   Montpelier Re Holdings, Ltd..............................  40,003         820,862
  #Moody's Corp.............................................  19,475         797,501
   Morgan Stanley........................................... 308,574       5,332,159
   MSB Financial Corp.......................................     687           4,122
 #*MSCI, Inc................................................  17,208         629,641
   MutualFirst Financial, Inc...............................   1,660          16,783
  *NASDAQ OMX Group, Inc. (The).............................  76,306       1,874,838
  *National Financial Partners Corp.........................  26,319         388,205

                                     1068

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Financials -- (Continued)
   National Interstate Corp.................................  11,338     $  272,112
   National Penn Bancshares, Inc............................  97,115        895,400
   National Western Life Insurance Co. Class A..............     577         78,507
  *Navigators Group, Inc. (The).............................  12,200        579,500
   NBT Bancorp, Inc.........................................  24,899        511,674
   Nelnet, Inc. Class A.....................................  22,630        584,307
 #*Netspend Holdings, Inc...................................   7,179         54,776
   New England Bancshares, Inc..............................   1,592         17,130
   New Hampshire Thrift Bancshares, Inc.....................   2,140         27,713
   New York Community Bancorp, Inc.......................... 182,779      2,465,689
  *NewBridge Bancorp........................................   7,017         30,594
  *Newport Bancorp, Inc.....................................   1,100         15,125
  *NewStar Financial, Inc...................................  29,292        347,696
   Nicholas Financial, Inc..................................      95          1,257
  *North Valley Bancorp.....................................      67            843
   Northeast Community Bancorp, Inc.........................   5,046         29,418
  #Northern Trust Corp......................................  38,568      1,835,451
   Northfield Bancorp, Inc..................................  24,874        347,241
   Northrim Bancorp, Inc....................................   2,509         55,047
   Northwest Bancshares, Inc................................  63,591        783,441
   Norwood Financial Corp...................................      65          1,755
   NYSE Euronext............................................ 108,911      2,804,458
   Ocean Shore Holding Co...................................   3,233         37,018
   OceanFirst Financial Corp................................  11,316        164,874
  *Ocwen Financial Corp.....................................  67,531      1,006,887
   Ohio Valley Banc Corp....................................   1,078         20,482
   Old National Bancorp.....................................  60,073        770,136
  #Old Republic International Corp.......................... 166,024      1,651,939
 #*Old Second Bancorp, Inc..................................   3,572          5,822
  *OmniAmerican Bancorp, Inc................................   5,700        114,285
   OneBeacon Insurance Group, Ltd. Class A..................  15,597        221,945
   Oppenheimer Holdings, Inc. Class A.......................   6,112        104,271
   Oriental Financial Group, Inc............................  25,959        306,835
   Oritani Financial Corp...................................  34,113        505,555
   Osage Bancshares, Inc....................................   1,100          8,278
 #*Pacific Capital Bancorp..................................   7,766        353,741
   Pacific Continental Corp.................................  10,322         91,763
  *Pacific Mercantile Bancorp...............................   4,434         26,471
   PacWest Bancorp..........................................  22,585        537,975
  #Park National Corp.......................................   9,626        647,348
  *Park Sterling Corp.......................................   9,119         42,950
   PartnerRe, Ltd...........................................  28,922      2,013,550
   Peapack-Gladstone Financial Corp.........................   2,972         45,264
   Penns Woods Bancorp, Inc.................................   2,317         91,382
   Peoples Bancorp of North Carolina........................     126          1,034
   Peoples Bancorp, Inc.....................................   6,533        120,142
   People's United Financial, Inc........................... 156,146      1,926,842
 #*PHH Corp.................................................  34,577        535,944
  *Phoenix Cos., Inc. (The).................................  54,091        113,591
  *PICO Holdings, Inc.......................................  14,057        337,509
  *Pinnacle Financial Partners, Inc.........................  20,980        383,934
  *Piper Jaffray Cos., Inc..................................  10,445        253,291
   Platinum Underwriters Holdings, Ltd......................  22,758        833,398
   PNC Financial Services Group, Inc........................ 112,942      7,490,313
  *Popular, Inc............................................. 223,314        397,499
   Porter Bancorp, Inc......................................   3,191          6,382
  *Preferred Bank...........................................   1,426         17,711
  *Premier Financial Bancorp, Inc...........................   1,250          9,725
   Presidential Life Corp...................................  14,194        164,367
   Primerica, Inc...........................................  40,283      1,056,623
 #*Primus Guaranty, Ltd.....................................   9,727         65,171

                                     1069

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Financials -- (Continued)
  *Princeton National Bancorp, Inc..........................     501     $      787
  #Principal Financial Group, Inc........................... 132,427      3,664,255
  #PrivateBancorp, Inc......................................  46,451        730,674
   ProAssurance Corp........................................  19,955      1,757,836
  #Progressive Corp.........................................  90,949      1,937,214
  #Prosperity Bancshares, Inc...............................  30,301      1,413,542
  #Protective Life Corp.....................................  52,947      1,549,229
   Provident Financial Holdings, Inc........................   4,700         50,713
   Provident Financial Services, Inc........................  38,050        559,335
   Provident New York Bancorp...............................  24,242        204,602
   Prudential Bancorp, Inc. of Pennsylvania.................   1,666          9,180
   Prudential Financial, Inc................................  98,029      5,934,676
  #Pulaski Financial Corp...................................   4,605         34,538
   Pzena Investment Management, Inc. Class A................   2,289         13,482
   QC Holdings, Inc.........................................   6,713         27,523
   QCR Holdings, Inc........................................     797          9,492
  #Radian Group, Inc........................................  80,134        250,018
 -*Rainier Pacific Financial Group, Inc.....................   1,250             --
   Raymond James Financial, Inc.............................  55,106      2,017,982
   Regions Financial Corp................................... 503,401      3,392,923
  #Reinsurance Group of America, Inc........................  30,631      1,780,886
   RenaissanceRe Holdings, Ltd..............................  32,375      2,527,192
   Renasant Corp............................................  14,985        239,760
   Republic Bancorp, Inc. Class A...........................  11,604        273,042
  *Republic First Bancorp, Inc..............................   8,744         18,887
   Resource America, Inc. Class A...........................   9,293         64,958
  *Riverview Bancorp, Inc...................................   5,533          9,683
   RLI Corp.................................................  13,267        913,831
   Rockville Financial, Inc.................................  17,739        207,724
  *Rodman & Renshaw Capital Group, Inc......................   1,577          1,151
   Roma Financial Corp......................................  14,191        133,963
 #*Royal Bancshares of Pennsylvania, Inc. Class A...........   2,289          3,434
  *Rurban Financial Corp....................................     600          2,880
   S&T Bancorp, Inc.........................................  18,553        347,312
   S.Y. Bancorp, Inc........................................   8,381        194,439
  *Safeguard Scientifics, Inc...............................  12,834        209,964
   Safety Insurance Group, Inc..............................   9,669        385,310
   Salisbury Bancorp, Inc...................................     300          7,498
   Sandy Spring Bancorp, Inc................................  14,757        265,774
  *Savannah Bancorp, Inc. (The).............................   1,179          6,013
   SCBT Financial Corp......................................   8,580        295,066
   SeaBright Holdings, Inc..................................  13,063        117,436
  *Seacoast Banking Corp. of Florida........................   4,068          6,590
   SEI Investments Co.......................................  33,879        684,017
   Selective Insurance Group, Inc...........................  34,065        595,797
   Shore Bancshares, Inc....................................   1,418          9,075
   SI Financial Group, Inc..................................   4,055         46,632
   Sierra Bancorp...........................................   6,986         63,992
 #*Signature Bank...........................................  23,842      1,566,181
   Simmons First National Corp. Class A.....................  10,999        267,716
   SLM Corp................................................. 140,466      2,083,111
   Somerset Hills Bancorp...................................   1,096          9,552
  *Southcoast Financial Corp................................     990          2,366
  *Southern Community Financial Corp........................   4,210         11,788
  *Southern First Bancshares, Inc...........................      17            146
   Southern Missouri Bancorp, Inc...........................      65          1,600
   Southern National Bancorp of Virginia, Inc...............     417          2,877
   Southside Bancshares, Inc................................  10,832        220,969
  *Southwest Bancorp, Inc...................................  10,264         93,300
 #*St. Joe Co. (The)........................................  45,997        820,127
  #StanCorp Financial Group, Inc............................  26,511      1,017,492

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
   State Auto Financial Corp................................  23,350     $   334,606
  #State Street Corp........................................ 105,734       4,887,025
   StellarOne Corp..........................................  13,605         170,199
   Sterling Bancorp.........................................  18,384         174,832
   Stewart Information Services Corp........................  11,609         170,884
 #*Stifel Financial Corp....................................  34,341       1,250,699
  *Stratus Properties, Inc..................................     271           2,462
  *Suffolk Bancorp..........................................   5,363          63,712
   Summit State Bank........................................     361           2,253
 #*Sun Bancorp, Inc.........................................  17,231          49,798
   SunTrust Banks, Inc...................................... 113,496       2,755,683
   Susquehanna Bancshares, Inc.............................. 111,838       1,159,760
  *SVB Financial Group......................................  27,167       1,741,133
   SWS Group, Inc...........................................  14,900          84,036
   Symetra Financial Corp...................................  53,840         654,694
   Synovus Financial Corp................................... 113,415         238,172
   T. Rowe Price Group, Inc.................................  11,700         738,446
 #*Taylor Capital Group, Inc................................  12,923         179,888
   TCF Financial Corp.......................................  90,414       1,037,049
  #TD Ameritrade Holding Corp...............................  99,756       1,874,415
   Teche Holding Co.........................................     651          24,302
  *Tejon Ranch Co...........................................  12,293         367,069
   Territorial Bancorp, Inc.................................   7,203         156,449
  #Teton Advisors, Inc......................................      29             502
 #*Texas Capital Bancshares, Inc............................  23,992         904,738
   TF Financial Corp........................................     840          21,000
 #*TFS Financial Corp....................................... 120,253       1,182,087
   Thomas Properties Group, Inc.............................  23,665         115,485
  *Timberland Bancorp, Inc..................................     899           4,576
  #Tompkins Financial Corp..................................   7,348         278,122
   Torchmark Corp...........................................  43,587       2,123,123
   Tower Group, Inc.........................................  25,226         544,377
  #TowneBank................................................  15,827         206,068
  *Transcontinental Realty Investors, Inc...................     860           2,425
   Travelers Cos., Inc. (The)............................... 100,570       6,468,662
  *Tree.com, Inc............................................   5,024          40,192
   TriCo Bancshares.........................................   9,220         151,577
   TrustCo Bank Corp........................................  58,901         322,188
  #Trustmark Corp...........................................  40,971       1,042,712
   U.S. Bancorp............................................. 373,706      12,022,122
   UMB Financial Corp.......................................  25,211       1,211,389
   Umpqua Holdings Corp.....................................  72,256         956,669
   Union Bankshares, Inc....................................     337           6,396
   Union First Market Bankshares Corp.......................  15,058         210,210
  *United Bancshares, Inc...................................     606           4,909
  #United Bankshares, Inc...................................  31,683         837,382
  *United Community Banks, Inc..............................  12,873         121,135
  *United Community Financial Corp..........................   1,464           2,357
   United Financial Bancorp, Inc............................  10,899         174,820
   United Fire Group, Inc...................................  16,201         278,981
  *United Security Bancshares...............................   1,833           4,565
  *Unity Bancorp, Inc.......................................   2,239          13,815
   Universal Insurance Holdings, Inc........................  23,744          98,300
   Univest Corp. of Pennsylvania............................  10,357         166,748
   Unum Group............................................... 125,496       2,979,275
   Validus Holdings, Ltd....................................  63,345       2,058,712
  #Valley National Bancorp.................................. 110,910       1,397,466
   ViewPoint Financial Group, Inc...........................  34,190         543,963
  *Virginia Commerce Bancorp, Inc...........................  17,905         140,196
  *Virtus Investment Partners, Inc..........................   1,141          96,300
   VIST Financial Corp......................................     400           4,680

                                     1071

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Financials -- (Continued)
  #Waddell & Reed Financial, Inc............................    12,057     $    385,583
  *Walker & Dunlop, Inc.....................................       263            3,432
   Washington Banking Co....................................     9,151          127,565
   Washington Federal, Inc..................................    66,719        1,170,251
   Washington Trust Bancorp, Inc............................    10,138          239,966
  *Waterstone Financial, Inc................................    11,388           35,872
   Wayne Savings Bancshares, Inc............................       243            2,124
   Webster Financial Corp...................................    55,701        1,266,084
   Wells Fargo & Co......................................... 1,028,672       34,388,505
   WesBanco, Inc............................................    17,005          348,262
   West Bancorporation, Inc.................................     9,721           93,322
  *West Coast Bancorp.......................................    11,549          225,667
  #Westamerica Bancorporation...............................    18,055          828,183
  *Western Alliance Bancorp.................................    51,021          447,964
   Westfield Financial, Inc.................................    18,225          136,141
   Westwood Holdings Group, Inc.............................     1,984           72,972
   White River Capital, Inc.................................       135            3,051
   Willis Group Holdings P.L.C..............................    32,683        1,191,622
  *Wilshire Bancorp, Inc....................................    40,521          217,193
  #Wintrust Financial Corp..................................    22,687          819,681
 #*World Acceptance Corp....................................    10,120          673,081
  #WR Berkley Corp..........................................    55,420        2,087,117
  *WSB Holdings, Inc........................................       400            1,370
   WSFS Financial Corp......................................     1,362           54,357
   WVS Financial Corp.......................................       757            5,852
   XL Group P.L.C...........................................   138,187        2,972,402
  *Yadkin Valley Financial Corp.............................     4,976           16,222
  #Zions Bancorporation.....................................   114,839        2,341,567
  *ZipRealty, Inc...........................................     9,538           12,972
                                                                           ------------
Total Financials............................................                511,294,825
                                                                           ------------
Health Care -- (9.0%)
  *Abaxis, Inc..............................................     8,165          290,837
   Abbott Laboratories......................................    69,977        4,342,773
 #*ABIOMED, Inc.............................................    17,200          418,476
  *Acadia Healthcare Co., Inc...............................     2,170           34,633
  *Accuray, Inc.............................................    44,232          340,586
  *Achillion Pharmaceuticals, Inc...........................       900            5,985
  *Acorda Therapeutics, Inc.................................    10,608          267,746
  *Adcare Health Systems, Inc...............................     2,747            9,917
  *Addus HomeCare Corp......................................     4,088           18,887
  #Aetna, Inc...............................................    79,467        3,499,727
 #*Affymax, Inc.............................................    21,288          279,086
  *Affymetrix, Inc..........................................    43,784          193,525
   Agilent Technologies, Inc................................    24,423        1,030,162
  *Air Methods Corp.........................................     6,793          571,359
 #*Akorn, Inc...............................................     6,306           76,492
  *Albany Molecular Research, Inc...........................    15,351           48,970
 #*Alere, Inc...............................................    55,692        1,330,482
  *Alexion Pharmaceuticals, Inc.............................    12,000        1,083,840
 #*Align Technology, Inc....................................    36,980        1,172,636
  *Alkermes P.L.C...........................................    47,425          820,452
   Allergan, Inc............................................    15,701        1,507,296
  *Alliance HealthCare Services, Inc........................     1,429            1,958
  *Allied Healthcare Products, Inc..........................       500            1,637
  *Allscripts Healthcare Solutions, Inc.....................    90,873        1,006,873
  *Almost Family, Inc.......................................     4,903          119,535
  *Alnylam Pharmaceuticals, Inc.............................    15,940          181,557
  *Alphatec Holdings, Inc...................................    36,305           79,145
  *AMAG Pharmaceuticals, Inc................................     9,482          148,488
  *Amedisys, Inc............................................    15,159          223,292

                                     1072

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Health Care -- (Continued)
 #*AMERIGROUP Corp..........................................  28,645     $1,769,115
   AmerisourceBergen Corp...................................  46,200      1,719,102
   Amgen, Inc...............................................  85,813      6,102,162
 #*Amicus Therapeutics, Inc.................................   5,471         26,698
  *AMN Healthcare Services, Inc.............................  24,256        162,758
  *Amsurg Corp..............................................  19,257        553,831
   Analogic Corp............................................   7,771        530,060
  *AngioDynamics, Inc.......................................  16,729        207,105
  *Anika Therapeutics, Inc..................................   7,969        135,951
 #*Ariad Pharmaceuticals, Inc...............................  52,500        855,750
  *Arqule, Inc..............................................   7,542         53,171
  *Array BioPharma, Inc.....................................     785          2,740
  *ArthroCare Corp..........................................  17,568        438,497
   Assisted Living Concepts, Inc............................  12,726        227,923
  *Astex Pharmaceuticals, Inc...............................  29,938         52,691
 #*athenahealth, Inc........................................   2,911        210,902
  *AtriCure, Inc............................................   3,000         24,600
   Atrion Corp..............................................   1,070        246,785
 #*AVANIR Pharmaceuticals, Inc. Class A.....................   5,750         17,538
  *AVEO Pharmaceuticals, Inc................................   9,260        106,490
   Bard (C.R.), Inc.........................................   4,700        465,112
   Baxter International, Inc................................  22,821      1,264,512
  #Becton Dickinson & Co....................................  12,012        942,341
  *BioClinica, Inc..........................................   7,438         43,215
  *BioCryst Pharmaceuticals, Inc............................  13,395         48,490
 #*Biogen Idec, Inc.........................................  16,395      2,197,094
 #*BioMarin Pharmaceutical, Inc.............................  15,781        547,601
  *BioMimetic Therapeutics, Inc.............................   1,978          5,281
 #*Bio-Rad Laboratories, Inc. Class A.......................  14,729      1,590,585
  *Bio-Rad Laboratories, Inc. Class B.......................     544         58,855
  *Bio-Reference Labs, Inc..................................  14,532        309,822
  *BioScrip, Inc............................................  33,598        248,961
 #*BioSpecifics Technologies Corp...........................   1,000         14,750
  *Boston Scientific Corp................................... 624,825      3,911,404
  *Bovie Medical Corp.......................................   6,461         17,832
   Bristol-Myers Squibb Co.................................. 143,332      4,782,989
 #*Brookdale Senior Living, Inc.............................  53,634      1,019,582
  *Bruker Corp..............................................  20,193        303,501
 #*BSD Medical Corp.........................................   1,500          2,955
  *Cambrex Corp.............................................  19,415        125,809
   Cantel Medical Corp......................................  16,729        392,797
  *Capital Senior Living Corp...............................  16,689        161,716
   Cardinal Health, Inc.....................................  31,700      1,339,959
  *CardioNet, Inc...........................................  11,275         31,796
  *CareFusion Corp..........................................  96,012      2,487,671
  *CAS Medical Systems, Inc.................................     415            971
  *Catalyst Health Solutions, Inc...........................  15,674      1,353,763
  *Celgene Corp.............................................  21,053      1,535,185
  *Celldex Therapeutics, Inc................................  29,306        133,635
 #*Centene Corp.............................................  30,879      1,222,500
 #*Cepheid, Inc.............................................  10,300        395,623
 #*Cerner Corp..............................................  14,200      1,151,478
  *Charles River Laboratories International, Inc............  25,443        903,990
  #Chemed Corp..............................................  12,670        764,508
 #*Chindex International, Inc...............................   2,998         29,290
   Cigna Corp...............................................  65,291      3,018,403
  *Codexis, Inc.............................................  16,222         58,724
  *CombiMatrix Corp.........................................   2,103          2,187
  *Community Health Systems, Inc............................  58,052      1,412,986
   Computer Programs & Systems, Inc.........................   2,800        166,852
 #*Conceptus, Inc...........................................  19,410        364,326

                                     1073

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Health Care -- (Continued)
   CONMED Corp..............................................  16,816     $  480,769
  *Conmed Healthcare Management, Inc........................     476          1,637
  #Cooper Cos., Inc. (The)..................................  29,223      2,576,592
  *Corvel Corp..............................................   6,649        289,165
 #*Covance, Inc.............................................  30,279      1,415,846
   Coventry Health Care, Inc................................  61,589      1,847,054
   Covidien P.L.C...........................................  44,304      2,446,910
  *Cross Country Healthcare, Inc............................  16,668         76,839
  *CryoLife, Inc............................................  16,486         87,211
 #*Cubist Pharmaceuticals, Inc..............................  30,921      1,307,340
  *Cumberland Pharmaceuticals, Inc..........................  12,374         90,578
  *Cutera, Inc..............................................   8,423         74,122
  *Cyberonics, Inc..........................................   7,855        300,846
  *Cynosure, Inc. Class A...................................   5,823        120,361
 #*Cytori Therapeutics, Inc.................................  11,570         27,421
  *DaVita, Inc..............................................  14,595      1,292,825
   Daxor Corp...............................................   1,894         17,330
  #DENTSPLY International, Inc..............................  35,485      1,457,014
  *Depomed, Inc.............................................  34,446        209,776
  *Digirad Corp.............................................   8,621         18,880
  *Durect Corp..............................................   2,398          1,679
  *DUSA Pharmaceuticals, Inc................................   6,700         39,262
  *Dynacq Healthcare, Inc...................................   2,399          2,111
 #*Edwards Lifesciences Corp................................  10,600        879,482
   Eli Lilly & Co...........................................  48,546      2,009,319
  *Emergent Biosolutions, Inc...............................  20,887        293,671
  *Emeritus Corp............................................  27,330        470,076
  *Endo Pharmaceuticals Holdings, Inc.......................  65,499      2,301,635
  *Endologix, Inc...........................................   6,910        103,512
   Ensign Group, Inc. (The).................................  13,117        350,355
  *Enzo Biochem, Inc........................................  25,466         69,777
 #*Enzon Pharmaceuticals, Inc...............................  30,849        192,189
  *eResearch Technology, Inc................................  31,228        246,701
  *Exactech, Inc............................................   7,255        112,452
  *Express Scripts Holding Co...............................  36,362      2,028,636
  *Five Star Quality Care, Inc..............................  24,380         83,623
  *Forest Laboratories, Inc.................................  77,285      2,691,837
  *Furiex Pharmaceuticals, Inc..............................   6,344         91,163
  *Genomic Health, Inc......................................   6,798        194,831
 #*Gen-Probe, Inc...........................................  11,200        913,360
  *Gentiva Health Services, Inc.............................  19,182        158,827
  *Gilead Sciences, Inc.....................................  32,650      1,698,126
  *Greatbatch, Inc..........................................  15,228        354,660
  *GTx, Inc.................................................   4,206         13,165
  *Haemonetics Corp.........................................  15,924      1,139,681
 #*Halozyme Therapeutics, Inc...............................  19,419        157,100
  *Hanger Orthopedic Group, Inc.............................  20,823        490,382
  *Harvard Bioscience, Inc..................................  15,686         62,587
 #*Health Management Associates, Inc........................  66,606        479,563
 #*Health Net, Inc..........................................  51,725      1,841,927
  *HealthSouth Corp.........................................  27,299        611,225
  *HealthStream, Inc........................................  12,289        281,664
  *Healthways, Inc..........................................  20,450        136,402
 #*Henry Schein, Inc........................................  27,023      2,073,745
   Hill-Rom Holdings, Inc...................................  29,404        954,160
  *Hi-Tech Pharmacal Co., Inc...............................   8,600        280,274
  *HMS Holdings Corp........................................  23,760        571,666
  *Hologic, Inc............................................. 100,271      1,917,182
  *Hospira, Inc.............................................  48,274      1,695,383
   Humana, Inc..............................................  43,199      3,485,295
  *ICU Medical, Inc.........................................   8,784        461,072

                                     1074

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Health Care -- (Continued)
 #*Idenix Pharmaceuticals, Inc..............................  17,400     $   152,598
  *Idera Pharmaceuticals, Inc...............................  12,551          17,069
 #*IDEXX Laboratories, Inc..................................   8,700         764,991
 #*Illumina, Inc............................................   8,304         369,777
 #*Immunomedics, Inc........................................   7,638          27,420
  *Impax Laboratories, Inc..................................  42,514       1,047,120
 #*Incyte Corp..............................................  40,400         916,272
 #*Infinity Pharmaceuticals, Inc............................  11,550         155,925
  *Integra LifeSciences Holdings Corp.......................  16,570         616,901
  *IntegraMed America, Inc..................................   5,427          67,241
  *Intuitive Surgical, Inc..................................   2,000       1,156,400
   Invacare Corp............................................  19,173         303,892
  *IPC The Hospitalist Co...................................   7,916         304,054
  *Iridex Corp..............................................   1,600           6,704
  *IRIS International, Inc..................................  11,958         156,411
  *ISTA Pharmaceuticals, Inc................................  12,819         116,012
  *Jazz Pharmaceuticals P.L.C...............................  14,023         715,594
   Johnson & Johnson........................................ 139,407       9,074,002
   Kensey Nash Corp.........................................   5,730         162,904
   Kewaunee Scientific Corp.................................     674           5,625
  *Kindred Healthcare, Inc..................................  21,779         209,950
 #*K-V Pharmaceutical Co. Class A...........................   5,000           5,750
 #*K-V Pharmaceutical Co. Class B...........................     900           1,296
  *Laboratory Corp. of America Holdings.....................  10,582         930,052
   Landauer, Inc............................................   2,500         131,800
  *Lannet Co., Inc..........................................  14,210          55,987
  *LCA-Vision, Inc..........................................   9,225          68,265
   LeMaitre Vascular, Inc...................................   9,392          50,717
  *LHC Group, Inc...........................................   9,740         172,495
  *Life Technologies Corp...................................  50,168       2,325,788
  *LifePoint Hospitals, Inc.................................  30,800       1,201,816
  *Ligand Pharmaceuticals, Inc. Class B.....................   3,782          51,095
  #Lincare Holdings, Inc....................................  45,213       1,103,197
  *Luminex Corp.............................................  17,387         435,370
  *Magellan Health Services, Inc............................  21,872         968,492
 #*MAP Pharmaceuticals, Inc.................................   3,418          43,819
 #*Masimo Corp..............................................  12,400         274,412
  *Maxygen, Inc.............................................  19,082         107,813
  #McKesson Corp............................................  22,964       2,099,139
  *MedAssets, Inc...........................................  34,597         436,268
  *MedCath Corp.............................................   9,997          78,876
  *Medical Action Industries, Inc...........................   9,533          52,622
  *Medicines Co. (The)......................................  34,716         766,876
 #*MediciNova, Inc..........................................   1,492           4,476
   Medicis Pharmaceutical Corp. Class A.....................  34,332       1,320,752
  *Medidata Solutions, Inc..................................   5,897         152,791
 #*Medivation, Inc..........................................   7,343         593,902
 #*Mednax, Inc..............................................  25,740       1,807,978
  *Medtox Scientific, Inc...................................   4,994         110,367
   Medtronic, Inc...........................................  78,200       2,987,240
   Merck & Co., Inc......................................... 572,204      22,453,285
 #*Merge Healthcare, Inc....................................   7,000          30,100
   Meridian Bioscience, Inc.................................   5,010         102,956
  *Merit Medical Systems, Inc...............................  26,705         353,040
 #*Metabolix, Inc...........................................   2,632           7,133
  *Metropolitan Health Networks, Inc........................  29,305         219,201
 #*Mettler Toledo International, Inc........................   2,600         466,232
  *MModal, Inc..............................................  17,010         217,048
  *Molina Healthcare, Inc...................................  29,592         759,035
 #*Momenta Pharmaceuticals, Inc.............................  25,305         401,843
  *MWI Veterinary Supply, Inc...............................   6,600         623,040

                                     1075

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CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Health Care -- (Continued)
  *Mylan, Inc...............................................   135,096     $ 2,932,934
  *Myrexis, Inc.............................................    15,033          45,400
  *Myriad Genetics, Inc.....................................    26,739         695,481
  *Nabi Biopharmaceuticals..................................    11,787          19,684
   National Healthcare Corp.................................     8,490         387,144
   National Research Corp...................................     2,780         134,385
  *Natus Medical, Inc.......................................    20,161         246,771
  *Neogen Corp..............................................     9,800         382,102
  *Neurocrine Biosciences, Inc..............................    12,479          92,719
  *NuVasive, Inc............................................    22,865         378,873
  *Obagi Medical Products, Inc..............................    12,025         157,768
   Omnicare, Inc............................................    72,136       2,513,218
  *Omnicell, Inc............................................    21,020         299,955
 #*OncoGenex Pharmaceutical, Inc............................       900          11,700
 #*Onyx Pharmaceuticals, Inc................................    27,395       1,246,746
  *OraSure Technologies, Inc................................    24,744         283,814
  *Orexigen Therapeutics, Inc...............................     1,000           3,500
  *Orthofix International N.V...............................    11,066         456,141
 #*Osiris Therapeutics, Inc.................................     6,988          37,106
  #Owens & Minor, Inc.......................................    32,489         949,978
  *Pain Therapeutics, Inc...................................    21,575          87,379
  *Palomar Medical Technologies, Inc........................    11,236          97,753
  *Par Pharmaceutical Cos., Inc.............................    23,388         990,248
  *PAREXEL International Corp...............................    37,843       1,019,490
  #Patterson Cos., Inc......................................    58,491       1,993,958
  *PDI, Inc.................................................     6,807          55,205
   PDL BioPharma, Inc.......................................    58,104         365,474
   PerkinElmer, Inc.........................................    64,398       1,777,385
  *Pernix Therapeutics Holdings, Inc........................       733           6,304
  #Perrigo Co...............................................     8,500         891,650
   Pfizer, Inc.............................................. 1,557,322      35,709,393
  *PharMerica Corp..........................................    16,573         196,722
 #*Pozen, Inc...............................................     8,141          54,219
  *Progenics Pharmaceuticals, Inc...........................    18,210         200,128
  *ProPhase Labs, Inc.......................................     2,300           2,323
  *Providence Service Corp. (The)...........................     8,502         119,538
  *pSivida Corp.............................................     9,293          21,374
 #*PSS World Medical, Inc...................................    27,498         658,027
  #Quality Systems, Inc.....................................     9,200         344,080
   Quest Diagnostics, Inc...................................    30,431       1,755,564
 #*Questcor Pharmaceuticals, Inc............................    23,700       1,064,130
 #*Quidel Corp..............................................    20,681         341,650
  *RadNet, Inc..............................................     7,100          21,939
 #*Regeneron Pharmaceuticals, Inc...........................    13,800       1,866,588
   *Repligen Corp...........................................    18,191          80,222
 #*ResMed, Inc..............................................    48,888       1,662,681
  *Rigel Pharmaceuticals, Inc...............................    43,661         337,500
  *Rochester Medical Corp...................................     5,857          58,921
 #*Rockwell Medical Technologies, Inc.......................     4,331          40,062
  *RTI Biologics, Inc.......................................    34,739         121,586
 #*Salix Pharmaceuticals, Ltd...............................    18,332         905,601
 #*Sangamo Biosciences, Inc.................................     9,261          43,064
  *Santarus, Inc............................................    17,297         110,182
  *SciClone Pharmaceuticals, Inc............................    35,069         210,063
 #*Seattle Genetics, Inc....................................    19,300         381,561
 #*Select Medical Holdings Corp.............................    76,795         658,133
 #*Sirona Dental Systems, Inc...............................    28,954       1,462,467
  *Skilled Healthcare Group, Inc. Class A...................    11,015          84,485
  *Solta Medical, Inc.......................................    27,557          89,560
   Span-American Medical System, Inc........................     1,468          24,149
  *Spectranetics Corp.......................................    19,200         201,408

                                     1076

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Health Care -- (Continued)
 #*Spectrum Pharmaceuticals, Inc............................  22,097     $    234,891
   St. Jude Medical, Inc....................................  23,083          893,774
 #*Staar Surgical Co........................................  10,301          113,002
  *Stereotaxis, Inc.........................................   2,600            1,064
   STERIS Corp..............................................  35,552        1,116,688
  *Strategic Diagnostics, Inc...............................   5,707           10,158
  #Stryker Corp.............................................  22,835        1,246,106
 #*Sucampo Pharmaceuticals, Inc. Class A....................   7,118           59,222
  *Sun Healthcare Group, Inc................................  12,035           87,013
 #*Sunrise Senior Living, Inc...............................  39,332          247,005
  *SurModics, Inc...........................................  11,126          164,554
  *Symmetry Medical, Inc....................................  21,405          152,190
 #*Synageva BioPharma Corp..................................   1,661           63,085
 #*Synta Pharmaceuticals Corp...............................  12,130           52,766
  *Targacept, Inc...........................................   8,718           41,410
  *Team Health Holdings, Inc................................  15,305          329,670
  #Techne Corp..............................................   4,502          301,364
   Teleflex, Inc............................................  25,803        1,617,074
  *Tenet Healthcare Corp.................................... 274,909        1,426,778
 #*Theravance, Inc..........................................   2,330           50,421
   Thermo Fisher Scientific, Inc............................  78,621        4,375,259
  *Thoratec Corp............................................  22,569          785,627
  *TranS1, Inc..............................................   4,391           15,588
 #*Transcept Pharmaceuticals, Inc...........................   7,622           68,522
  *Triple-S Management Corp. Class B........................  11,873          250,045
   U.S. Physical Therapy, Inc...............................   7,200          175,536
 #*United Therapeutics Corp.................................  18,654          816,112
   UnitedHealth Group, Inc.................................. 192,286       10,796,859
  *Universal American Corp..................................  48,462          444,881
 #*Universal Health Services, Inc...........................  53,642        2,291,050
   Utah Medical Products, Inc...............................   1,701           53,871
 #*Varian Medical Systems, Inc..............................   7,597          481,802
  *Vascular Solutions, Inc..................................   9,647          109,493
 #*VCA Antech, Inc..........................................  55,483        1,312,728
  *Vertex Pharmaceuticals, Inc..............................  13,281          511,053
  *Vical, Inc...............................................  27,949           87,201
 #*ViroPharma, Inc..........................................  47,167        1,025,882
 #*Vivus, Inc...............................................  30,844          747,042
  *Warner Chilcott P.L.C....................................  10,620          230,985
 #*Waters Corp..............................................   7,000          588,770
 #*Watson Pharmaceuticals, Inc..............................  39,726        2,993,751
  *WellCare Health Plans, Inc...............................  23,299        1,425,433
   WellPoint, Inc...........................................  83,721        5,677,958
   West Pharmaceutical Services, Inc........................  21,286          955,741
  *Wright Medical Group, Inc................................  25,112          467,837
  *XenoPort, Inc............................................  19,228           87,872
   Young Innovations, Inc...................................   4,805          163,370
  *Zalicus, Inc.............................................   1,238            1,300
   Zimmer Holdings, Inc.....................................  55,116        3,468,450
                                                                         ------------
Total Health Care...........................................              289,782,609
                                                                         ------------
Industrials -- (12.3%)
   3M Co....................................................  36,437        3,256,010
   A.O. Smith Corp..........................................  24,921        1,186,240
  *A.T. Cross Co. Class A...................................   1,727           19,826
 #*A123 Systems, Inc........................................   8,985            9,165
  #AAON, Inc................................................  15,700          320,280
   AAR Corp.................................................  25,111          387,965
   ABM Industries, Inc......................................  33,835          787,679
  *Acacia Research Corp.....................................  11,041          452,681
  *ACCO Brands Corp.........................................  17,949          188,464

                                     1077

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Industrials -- (Continued)
  *Accuride Corp............................................  3,494     $   25,331
   Aceto Corp............................................... 15,759        141,831
   Acorn Energy, Inc........................................ 10,877        135,854
   Actuant Corp. Class A.................................... 43,772      1,193,662
  #Acuity Brands, Inc....................................... 20,533      1,141,019
  *Adept Technology, Inc....................................  5,898         34,326
 #*Advisory Board Co. (The).................................  5,450        496,822
  *AECOM Technology Corp.................................... 73,717      1,626,934
  *Aegion Corp.............................................. 22,231        405,716
  *Aerovironment, Inc....................................... 14,146        344,031
  *AGCO Corp................................................ 37,457      1,744,747
  *Air Transport Services Group, Inc........................ 35,837        189,936
   Aircastle, Ltd........................................... 37,400        454,410
   Alamo Group, Inc.........................................  7,335        247,043
  *Alaska Air Group, Inc.................................... 45,468      1,536,818
   Albany International Corp. Class A....................... 17,848        429,780
   Alexander & Baldwin, Inc................................. 26,128      1,336,708
 #*Allegiant Travel Co...................................... 11,255        661,344
  #Alliant Techsystems, Inc................................. 20,338      1,084,015
 -*Allied Defense Group, Inc................................  2,821         15,177
   Allied Motion Technologies, Inc..........................  2,927         23,562
  *Altra Holdings, Inc...................................... 16,797        307,049
   Amerco, Inc.............................................. 11,551      1,160,182
  *Ameresco, Inc............................................ 15,423        188,006
  *American Railcar Industries, Inc......................... 15,398        415,438
  *American Reprographics Co................................ 25,449        138,952
   American Science & Engineering, Inc......................  5,689        371,549
   American Woodmark Corp...................................  8,898        159,719
  #AMETEK, Inc.............................................. 23,163      1,165,794
   Ampco-Pittsburgh Corp....................................  5,846        108,619
  *AMREP Corp...............................................  3,060         23,776
   Apogee Enterprises, Inc.................................. 16,929        260,029
   Applied Industrial Technologies, Inc..................... 26,449      1,039,181
   Argan, Inc...............................................  8,372        122,064
   Arkansas Best Corp....................................... 16,400        251,576
   Armstrong World Industries, Inc.......................... 34,300      1,510,572
 #*Asset Acceptance Capital Corp............................ 15,921         84,700
   Asta Funding, Inc........................................  7,725         65,508
  *Astec Industries, Inc.................................... 14,541        454,988
  *Astronics Corp...........................................  5,431        172,434
  *Astronics Corp. Class B..................................    543         17,001
  *Atlas Air Worldwide Holdings, Inc........................ 15,548        715,985
  #Avery Dennison Corp...................................... 54,433      1,740,767
 #*Avis Budget Group, Inc................................... 63,261        832,515
   AZZ, Inc.................................................  7,848        405,820
  *Babcock & Wilcox Co. (The)...............................  7,426        182,680
   Baltic Trading, Ltd......................................  1,235          5,743
   Barnes Group, Inc........................................ 35,373        933,847
   Barrett Business Services, Inc...........................  5,822        115,276
 #*BE Aerospace, Inc........................................ 44,617      2,098,338
  *Beacon Roofing Supply, Inc............................... 29,534        788,262
   Belden, Inc.............................................. 29,533      1,027,158
  *Blount International, Inc................................ 18,386        297,302
  *BlueLinx Holdings, Inc................................... 17,712         48,708
   Boeing Co. (The)......................................... 26,650      2,046,720
   Brady Corp. Class A...................................... 31,830        987,685
  *Breeze-Eastern Corp......................................  3,679         29,892
   Briggs & Stratton Corp................................... 30,503        552,104
   Brink's Co. (The)........................................ 28,809        731,749
 #*Builders FirstSource, Inc................................ 27,781        115,847
   C.H. Robinson Worldwide, Inc.............................  7,700        459,998

                                     1078

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
  *CAI International, Inc...................................  11,766     $  243,086
  #Carlisle Cos., Inc.......................................  36,052      1,985,023
   Cascade Corp.............................................   6,954        327,325
  *Casella Waste Systems, Inc. Class A......................  16,083         96,980
   Caterpillar, Inc.........................................  31,000      3,185,870
 #*CBIZ, Inc................................................  34,751        210,939
   CDI Corp.................................................  11,241        199,415
   CECO Environmental Corp..................................   7,463         61,197
   Celadon Group, Inc.......................................  14,110        220,539
 #*Cenveo, Inc..............................................  17,037         48,726
   Ceradyne, Inc............................................  16,200        410,184
  *Champion Industries, Inc.................................     700            595
 #*Chart Industries, Inc....................................  17,014      1,300,380
  #Cintas Corp..............................................  48,881      1,914,669
   CIRCOR International, Inc................................  10,976        341,573
   CLAROC, Inc..............................................  23,329      1,120,259
 #*Clean Harbors, Inc.......................................  20,306      1,385,681
 #*CNH Global N.V...........................................   6,586        301,441
  *Coleman Cable, Inc.......................................   5,021         42,678
 #*Colfax Corp..............................................  21,189        718,095
  *Columbus McKinnon Corp...................................  11,517        170,797
   Comfort Systems USA, Inc.................................  23,966        253,560
  *Command Security Corp....................................     800            992
  *Commercial Vehicle Group, Inc............................   6,508         69,245
   CompX International, Inc.................................     294          3,948
  *Consolidated Graphics, Inc...............................   6,714        268,493
   Con-way, Inc.............................................  34,325      1,115,562
   Cooper Industries P.L.C..................................  42,484      2,658,224
 #*Copart, Inc..............................................  49,606      1,310,094
   Corporate Executive Board Co.............................  10,442        431,986
  *Corrections Corp. of America.............................  62,524      1,806,318
 #*CoStar Group, Inc........................................  15,734      1,146,851
   Courier Corp.............................................   7,671         78,781
  #Covanta Holding Corp.....................................  87,090      1,397,794
  *Covenant Transportation Group, Inc. Class A..............   5,187         17,169
  *CPI Aerostructures, Inc..................................   4,103         66,428
  *CRA International, Inc...................................   6,409        131,064
   Crane Co.................................................  29,066      1,282,683
   CSX Corp................................................. 226,816      5,060,265
   Cubic Corp...............................................  16,721        773,012
   Cummins, Inc.............................................  12,936      1,498,377
   Curtiss-Wright Corp......................................  29,898      1,055,100
   Danaher Corp.............................................  50,750      2,751,665
  #Deere & Co...............................................  11,800        971,848
  *Delta Air Lines, Inc..................................... 162,660      1,782,754
  #Deluxe Corp..............................................  25,641        610,512
  *DigitalGlobe, Inc........................................  25,148        308,566
  *Dolan Co. (The)..........................................  18,125        145,181
 #*Dollar Thrifty Automotive Group, Inc.....................  14,778      1,194,949
  #Donaldson Co., Inc.......................................  12,200        422,852
   Douglas Dynamics, Inc....................................  13,617        192,408
   Dover Corp...............................................  32,389      2,029,495
  *Ducommun, Inc............................................   6,071         71,638
  #Dun & Bradstreet Corp. (The).............................  10,715        833,413
  *DXP Enterprises, Inc.....................................   9,019        391,154
  *Dycom Industries, Inc....................................  21,500        502,885
   Dynamic Materials Corp...................................   7,930        144,960
   Eastern Co. (The)........................................   1,960         47,530
   Eaton Corp...............................................  57,328      2,762,063
   Ecology & Environment, Inc. Class A......................     903         13,608
   EMCOR Group, Inc.........................................  42,635      1,250,058

                                     1079

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CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Industrials -- (Continued)
   Emerson Electric Co......................................    40,260     $ 2,115,260
  *Encore Capital Group, Inc................................    15,391         364,767
   Encore Wire Corp.........................................    15,183         387,015
 #*Energy Recovery, Inc.....................................    25,622          53,806
  *EnergySolutions, Inc.....................................    52,598         221,438
 #*EnerNOC, Inc.............................................     8,718          52,395
  *EnerSys..................................................    30,200       1,055,490
   Ennis, Inc...............................................    16,380         258,149
  *EnPro Industries, Inc....................................    12,294         509,095
   Equifax, Inc.............................................    48,308       2,213,473
   ESCO Technologies, Inc...................................    15,401         529,794
   Espey Manufacturing & Electronics Corp...................     1,611          40,501
  *Esterline Technologies Corp..............................    18,542       1,269,942
  *Exelis, Inc..............................................    56,999         657,198
   Expeditors International of Washington, Inc..............    14,733         589,320
  *Exponent, Inc............................................     7,570         361,846
   Fastenal Co..............................................    19,684         921,605
  *Federal Signal Corp......................................    35,754         184,491
   FedEx Corp...............................................    57,718       5,093,036
  *Flanders Corp............................................    11,193          49,249
  *Flow International Corp..................................    29,363         120,682
   Flowserve Corp...........................................    14,240       1,636,603
   Fluor Corp...............................................    28,748       1,660,197
  *Fortune Brands Home & Security, Inc......................    49,526       1,126,221
   Forward Air Corp.........................................    14,902         503,390
  *Franklin Covey Co........................................    10,869         100,973
   Franklin Electric Co., Inc...............................    14,567         730,535
   FreightCar America, Inc..................................     7,900         170,640
  *Frozen Food Express Industries...........................     6,523           8,545
  *FTI Consulting, Inc......................................    25,965         943,568
  *Fuel Tech, Inc...........................................    14,209          65,788
  *Furmanite Corp...........................................    22,720         142,227
   G & K Services, Inc. Class A.............................    12,443         408,877
  #Gardner Denver Machinery, Inc............................    23,082       1,503,561
   GATX Corp................................................    29,300       1,256,091
 #*Genco Shipping & Trading, Ltd............................    21,425         114,624
  *Gencor Industries, Inc...................................     1,500          10,575
 #*GenCorp, Inc.............................................    24,016         164,990
 #*Generac Holdings, Inc....................................    29,008         698,513
  *General Cable Corp.......................................    30,703         903,896
  #General Dynamics Corp....................................    60,274       4,068,495
   General Electric Co...................................... 2,162,068      42,333,291
 #*Genesee & Wyoming, Inc...................................    22,254       1,199,713
 #*Geo Group, Inc. (The)....................................    38,606         799,530
  *GeoEye, Inc..............................................    13,250         303,690
  *Gibraltar Industries, Inc................................    18,488         249,958
  *Global Power Equipment Group, Inc........................     9,436         235,994
   Goodrich Corp............................................    32,954       4,134,409
   Gorman-Rupp Co. (The)....................................    13,050         375,840
  *GP Strategies Corp.......................................    11,167         187,382
  #Graco, Inc...............................................     8,200         437,142
 #*Graftech International, Ltd..............................    65,599         770,132
   Graham Corp..............................................     6,751         149,062
   Granite Construction, Inc................................    24,464         681,078
   Great Lakes Dredge & Dock Corp...........................    35,492         262,996
  *Greenbrier Cos., Inc.....................................    16,963         292,612
   Griffon Corp.............................................    38,711         383,626
  *H&E Equipment Services, Inc..............................    22,012         424,832
   Hardinge, Inc............................................     6,010          67,793
  *Harsco Corp..............................................    38,373         855,718
  *Hawaiian Holdings, Inc...................................    32,942         186,452

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
  #Healthcare Services Group, Inc...........................  22,817     $  484,177
   Heartland Express, Inc...................................  43,295        598,770
  #HEICO Corp...............................................  10,898        439,387
   HEICO Corp. Class A......................................  23,382        753,618
   Heidrick & Struggles International, Inc..................  10,747        209,566
  *Heritage-Crystal Clean, Inc..............................   1,500         31,725
   Herman Miller, Inc.......................................  13,813        269,768
  *Hertz Global Holdings, Inc............................... 126,584      1,950,659
 #*Hexcel Corp..............................................  53,028      1,451,907
  *Hill International, Inc..................................  21,781         77,540
  #HNI Corp.................................................  28,666        691,424
 #*Hoku Corp................................................  10,109          3,943
   Honeywell International, Inc.............................  42,942      2,604,862
   Houston Wire & Cable Co..................................  10,921        134,219
  *Hub Group, Inc. Class A..................................  23,125        809,375
   Hubbell, Inc. Class A....................................   1,849        139,960
  #Hubbell, Inc. Class B....................................  24,988      2,005,037
  *Hudson Highland Group, Inc...............................  18,692        101,684
  *Huntington Ingalls Industries, Inc.......................  15,149        597,628
  *Hurco Cos., Inc..........................................   3,580         94,261
  *Huron Consulting Group, Inc..............................  14,475        510,099
  *ICF International, Inc...................................  12,469        310,977
  #IDEX Corp................................................  46,979      2,034,660
 #*IHS, Inc.................................................   7,882        796,634
  *II-VI, Inc...............................................  39,420        804,562
   Illinois Tool Works, Inc.................................  40,408      2,318,611
   Ingersoll-Rand P.L.C.....................................  63,013      2,679,313
 #*InnerWorkings, Inc.......................................  29,407        338,475
  *Innotrac Corp............................................     558            717
  *Innovative Solutions & Support, Inc......................  12,137         49,519
   Insperity, Inc...........................................  15,619        425,930
   Insteel Industries, Inc..................................  11,242        127,822
 #*Integrated Electrical Services, Inc......................   2,918         12,898
   Interface, Inc. Class A..................................  26,921        381,201
  *Interline Brands, Inc....................................  19,971        420,190
   International Shipholding Corp...........................   2,971         62,866
   Intersections, Inc.......................................  10,422        125,377
  #Iron Mountain, Inc.......................................  36,520      1,109,112
  #ITT Corp.................................................  28,783        646,466
  #J.B. Hunt Transport Services, Inc........................   9,866        545,886
  *Jacobs Engineering Group, Inc............................  35,863      1,571,875
 #*JetBlue Airways Corp..................................... 190,156        903,241
   John Bean Technologies Corp..............................  17,411        278,402
   Joy Global, Inc..........................................   8,039        568,920
  *Kadant, Inc..............................................   7,309        189,084
   Kaman Corp...............................................  16,654        572,565
 #*Kansas City Southern.....................................  45,300      3,489,006
  *KAR Auction Services, Inc................................  45,882        844,229
   Kaydon Corp..............................................  20,582        504,876
   KBR, Inc.................................................  40,140      1,359,140
   Kelly Services, Inc. Class A.............................  20,665        289,103
   Kennametal, Inc..........................................  47,573      2,009,008
  *Key Technology, Inc......................................   1,967         25,709
  *Kforce, Inc..............................................  24,813        359,044
   Kimball International, Inc. Class B......................  16,444        112,313
 #*Kirby Corp...............................................  28,881      1,916,832
   Knight Transportation, Inc...............................  51,201        840,720
   Knoll, Inc...............................................  24,466        361,852
  *Korn/Ferry International.................................  28,331        457,546
 #*Kratos Defense & Security Solutions, Inc.................  17,140         95,127
   KSW, Inc.................................................     498          1,962

                                     1081

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Industrials -- (Continued)
   L.B. Foster Co. Class A..................................  5,876     $  157,536
   L.S. Starrett Co. Class A................................  2,270         29,283
   L-3 Communications Holdings, Inc......................... 42,513      3,126,406
   Landstar System, Inc.....................................  7,900        423,203
   Lawson Products, Inc.....................................  4,795         69,815
  *Layne Christensen Co..................................... 12,173        250,155
   Lennox International, Inc................................  9,600        416,640
   Lincoln Electric Holdings, Inc........................... 40,582      1,988,924
   Lindsay Corp.............................................  7,963        531,849
  *LMI Aerospace, Inc.......................................  6,892        126,055
  #Lockheed Martin Corp..................................... 12,684      1,148,409
   LSI Industries, Inc...................................... 16,278        111,504
  *Lydall, Inc..............................................  9,447         99,666
  *Magnetek, Inc............................................    331          6,322
   Manitowoc Co., Inc. (The)................................ 79,003      1,094,192
   Manpower, Inc............................................ 28,526      1,215,208
   Marten Transport, Ltd.................................... 13,600        286,552
  #Masco Corp............................................... 55,907        736,854
 #*MasTec, Inc.............................................. 50,775        882,977
   McGrath RentCorp......................................... 15,502        456,069
  *Meritor, Inc............................................. 41,800        272,118
  *Metalico, Inc............................................ 27,446         88,925
   Met-Pro Corp............................................. 11,066        110,217
  *MFRI, Inc................................................  2,769         19,383
  *Michael Baker Corp.......................................  5,716        128,781
  *Middleby Corp............................................  8,298        841,998
   Miller Industries, Inc...................................  7,049        115,604
   Mine Safety Appliances Co................................ 23,000        976,580
  *Mistras Group, Inc....................................... 15,369        360,710
  *Mobile Mini, Inc......................................... 28,375        535,152
  *Moog, Inc. Class A....................................... 26,385      1,115,294
  *Moog, Inc. Class B.......................................  2,246         94,826
   MSC Industrial Direct Co., Inc. Class A..................  7,500        552,825
   Mueller Industries, Inc.................................. 24,247      1,108,330
   Mueller Water Products, Inc. Class A..................... 96,170        345,250
   Multi-Color Corp.........................................  9,652        205,781
  *MYR Group, Inc........................................... 13,497        225,670
   NACCO Industries, Inc. Class A...........................  4,340        492,460
  #National Presto Industries, Inc..........................  4,391        323,705
  *National Technical Systems, Inc..........................  4,506         24,783
  *Navigant Consulting, Inc................................. 31,877        443,728
 #*Navistar International Corp..............................  9,975        338,651
  *NCI Building Systems, Inc................................    921         11,043
   NL Industries, Inc....................................... 27,659        389,162
  *NN, Inc..................................................  9,227         72,986
  #Nordson Corp............................................. 21,100      1,137,290
   Norfolk Southern Corp.................................... 67,970      4,957,052
   Northrop Grumman Corp.................................... 56,649      3,584,749
  *Northwest Pipe Co........................................  5,397        112,312
 #*Ocean Power Technologies, Inc............................  4,294         11,723
 #*Old Dominion Freight Line, Inc........................... 31,643      1,407,164
  *Omega Flex, Inc..........................................  3,089         41,547
  *On Assignment, Inc....................................... 22,831        427,168
  *Orbital Sciences Corp.................................... 35,472        445,528
  *Orion Energy Systems, Inc................................ 10,981         23,060
  *Orion Marine Group, Inc..................................  8,900         61,588
  *Oshkosh Corp............................................. 60,993      1,392,470
 #*Owens Corning, Inc....................................... 78,413      2,693,487
   P.A.M. Transportation Services, Inc......................  4,434         47,311
   PACCAR, Inc.............................................. 19,500        837,720
 #*Pacer International, Inc................................. 20,892        125,561

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Industrials -- (Continued)
  #Pall Corp................................................   3,003     $  179,009
   Parker Hannifin Corp.....................................  29,329      2,571,860
  *Park-Ohio Holdings Corp..................................   7,526        162,486
  *Patrick Industries, Inc..................................   2,682         34,705
  *Patriot Transportation Holding, Inc......................   4,416         97,020
  *Pendrell Corp............................................  19,545         26,386
   Pentair, Inc.............................................  63,628      2,757,638
  *PGT, Inc.................................................  18,484         37,707
  *Pike Electric Corp.......................................  19,672        161,704
  *Pinnacle Airlines Corp...................................   7,130          3,237
   Pitney Bowes, Inc........................................  15,800        270,654
 #*PMFG, Inc................................................   7,401         99,988
 #*Polypore International, Inc..............................  20,500        765,675
 #*Portfolio Recovery Associates, Inc.......................  10,595        729,148
  *Powell Industries, Inc...................................   6,956        226,835
  *PowerSecure International, Inc...........................   9,929         51,532
   Precision Castparts Corp.................................  13,600      2,398,632
   Preformed Line Products Co...............................   2,515        145,191
   Primoris Services Corp...................................  27,168        391,763
   Providence & Worcester Railroad Co.......................     361          5,758
  #Quad/Graphics, Inc.......................................     962         12,929
  *Quality Distribution, Inc................................  11,839        132,242
   Quanex Building Products Corp............................  22,811        420,407
  *Quanta Services, Inc.....................................  81,715      1,807,536
  *RailAmerica, Inc.........................................  31,084        720,527
  #Raven Industries, Inc....................................   7,938        477,947
   Raytheon Co..............................................  68,172      3,690,832
  *RBC Bearings, Inc........................................  13,943        653,648
  *RCM Technologies, Inc....................................   6,052         32,862
  *Real Goods Solar, Inc. Class A...........................   2,594          3,398
  #Regal-Beloit Corp........................................  23,885      1,615,581
 #*Republic Airways Holdings, Inc...........................  29,286        149,066
   Republic Services, Inc...................................  92,787      2,539,580
   Resources Connection, Inc................................  27,336        354,821
  *Roadrunner Transportation Systems, Inc...................  13,659        236,984
   Robbins & Myers, Inc.....................................  29,520      1,437,919
  #Robert Half International, Inc...........................  20,804        619,959
   Rockwell Automation, Inc.................................  21,300      1,647,342
   Rockwell Collins, Inc....................................  11,058        618,032
   Rollins, Inc.............................................  15,185        322,681
  #Roper Industries, Inc....................................  27,889      2,841,889
  #RR Donnelley & Sons Co................................... 113,608      1,421,236
  *RSC Holdings, Inc........................................  45,237      1,073,022
  *Rush Enterprises, Inc. Class A...........................  17,425        315,044
  *Rush Enterprises, Inc. Class B...........................   1,308         19,437
   Ryder System, Inc........................................  34,100      1,661,352
  *Saia, Inc................................................   9,564        179,612
   Sauer-Danfoss, Inc.......................................  14,408        624,010
   Schawk, Inc..............................................  15,296        206,037
  *Seaboard Corp............................................     346        688,685
   SeaCube Container Leasing, Ltd...........................   2,741         50,846
   Servotronics, Inc........................................     212          2,052
  *Shaw Group, Inc. (The)...................................  40,537      1,227,055
   SIFCO Industries, Inc....................................   1,400         27,265
   Simpson Manufacturing Co., Inc...........................  31,099        965,002
   SkyWest, Inc.............................................  35,300        317,347
  *SL Industries, Inc.......................................   4,400         80,960
   Snap-on, Inc.............................................  35,034      2,191,026
   Southwest Airlines Co.................................... 327,864      2,714,714
  *Sparton Corp.............................................   5,343         53,430
 #*Spirit Aerosystems Holdings, Inc. Class A................  75,865      1,896,625

                                     1083

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Industrials -- (Continued)
   SPX Corp.................................................  31,940     $ 2,452,353
 #*Standard Parking Corp....................................   5,664         107,956
   Standard Register Co.....................................  12,177          10,594
   Standex International Corp...............................   7,788         343,139
   Stanley Black & Decker, Inc..............................  48,799       3,570,135
   Steelcase, Inc. Class A..................................  52,415         452,866
 #*Stericycle, Inc..........................................   7,200         623,520
  *Sterling Construction Co., Inc...........................   9,023          88,335
   Sun Hydraulics Corp......................................  13,032         326,191
 #*Swift Transportation Co..................................  29,141         305,689
  *SYKES Enterprises, Inc...................................  27,378         433,941
   Sypris Solutions, Inc....................................   8,108          32,594
  #TAL International Group, Inc.............................  20,700         855,117
  *Taser International, Inc.................................  35,700         164,220
  *Team, Inc................................................  12,600         373,338
  *Tecumseh Products Co. Class A............................   7,742          29,574
  *Tecumseh Products Co. Class B............................     732           2,906
  *Teledyne Technologies, Inc...............................  19,756       1,276,633
   Tennant Co...............................................   9,600         425,280
 #*Terex Corp...............................................  68,093       1,541,626
  *Tetra Tech, Inc..........................................  39,028       1,042,048
   Textainer Group Holdings, Ltd............................  26,805         940,051
   Textron, Inc.............................................  69,709       1,857,048
  *Thomas & Betts Corp......................................  32,200       2,315,502
   Timken Co................................................  56,700       3,204,117
  #Titan International, Inc.................................  27,041         781,214
  *Titan Machinery, Inc.....................................  13,196         470,173
   Toro Co..................................................  10,400         743,184
  #Towers Watson & Co.......................................  13,522         884,339
 #*TransDigm Group, Inc.....................................  12,184       1,536,646
  *TRC Cos., Inc............................................  13,333          87,731
  *Trex Co., Inc............................................  10,483         335,456
  *TriMas Corp..............................................  16,900         371,969
   Trinity Industries, Inc..................................  51,289       1,518,154
  #Triumph Group, Inc.......................................  31,349       1,969,344
  *TrueBlue, Inc............................................  26,268         453,386
  *Tufco Technologies, Inc..................................     400           1,266
  *Tutor Perini Corp........................................  25,615         389,604
  #Twin Disc, Inc...........................................   8,316         182,370
   Tyco International, Ltd..................................  93,676       5,258,034
  *Ultralife Corp...........................................   9,810          49,344
   UniFirst Corp............................................   9,300         565,068
   Union Pacific Corp....................................... 100,059      11,250,634
 #*United Continental Holdings, Inc.........................  85,796       1,880,648
   United Parcel Service, Inc...............................  21,474       1,677,978
 #*United Rentals, Inc......................................  29,980       1,399,466
  #United Stationers, Inc...................................  26,822         760,672
   United Technologies Corp.................................  47,620       3,887,697
   Universal Forest Products, Inc...........................  12,036         450,146
   Universal Truckload Services, Inc........................   8,839         137,888
   URS Corp.................................................  50,452       2,084,172
 #*US Airways Group, Inc....................................  56,940         584,204
   US Ecology, Inc..........................................  12,435         269,591
   US Home Systems, Inc.....................................   1,540          13,506
  *USA Truck, Inc...........................................   6,887          47,383
 #*USG Corp.................................................  45,809         826,852
   UTi Worldwide, Inc.......................................  57,938         965,826
  #Valmont Industries, Inc..................................  12,765       1,581,966
  *Verisk Analytics, Inc. Class A...........................   7,138         349,405
  *Versar, Inc..............................................   3,144           7,263
   Viad Corp................................................  12,354         223,360

                                     1084

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Industrials -- (Continued)
   Vicor Corp...............................................  14,937     $    104,111
   Virco Manufacturing Corp.................................   2,861            5,150
  *Volt Information Sciences, Inc...........................   9,601           68,167
   VSE Corp.................................................   2,520           55,440
   W.W. Grainger, Inc.......................................   5,290        1,099,368
  *WABCO Holdings, Inc......................................  16,152        1,018,061
   Wabtec Corp..............................................  22,316        1,735,738
   Waste Connections, Inc...................................  64,237        2,070,359
  #Waste Management, Inc....................................  67,193        2,298,001
  #Watsco, Inc..............................................  13,611          979,311
   Watsco, Inc. Class B.....................................   1,750          127,050
   Watts Water Technologies, Inc. Class A...................  18,749          690,338
   Werner Enterprises, Inc..................................  45,210        1,067,860
 #*WESCO International, Inc.................................  26,031        1,728,198
  *Willdan Group, Inc.......................................   3,100           10,819
  *Willis Lease Finance Corp................................   4,171           54,432
   Woodward, Inc............................................  27,017        1,123,637
  *XPO Logistics, Inc.......................................   5,132           85,243
  #Xylem, Inc...............................................  40,783        1,137,030
                                                                         ------------
Total Industrials...........................................              393,703,539
                                                                         ------------
Information Technology -- (12.1%)
 #*3D Systems Corp..........................................  23,478          692,366
  *Accelrys, Inc............................................  36,046          296,659
   Accenture P.L.C. Class A.................................  18,101        1,175,660
 #*ACI Worldwide, Inc.......................................  16,153          643,859
  #Activision Blizzard, Inc................................. 152,687        1,965,082
  *Actuate Corp.............................................  32,492          230,693
  *Acxiom Corp..............................................  50,097          687,832
  *ADDvantage Technologies Group, Inc.......................   2,391            5,858
  *Adobe Systems, Inc.......................................  40,712        1,366,295
   ADTRAN, Inc..............................................  25,300          772,156
  *Advanced Energy Industries, Inc..........................  25,315          302,261
 #*Advanced Micro Devices, Inc.............................. 123,671          910,219
 #*Advent Software, Inc.....................................  19,972          539,044
  *Aetrium, Inc.............................................   1,711            1,095
  *Agilysys, Inc............................................  13,184          115,492
  *Akamai Technologies, Inc.................................  10,020          326,652
 #*Alliance Data Systems Corp...............................   4,550          584,629
  *Alpha & Omega Semiconductor, Ltd.........................   8,564           84,698
   Altera Corp..............................................  22,000          782,540
  *Amdocs, Ltd..............................................  55,413        1,773,216
   American Software, Inc. Class A..........................  13,044          108,004
 #*Amkor Technology, Inc.................................... 111,769          577,846
  #Amphenol Corp............................................   9,871          573,900
  *Amtech Systems, Inc......................................   4,351           30,370
  *ANADIGICS, Inc...........................................  31,865           70,422
  #Analog Devices, Inc......................................  28,054        1,093,545
  *Anaren, Inc..............................................   9,085          163,893
 #*Ancestry.com, Inc........................................  20,823          555,974
  *Anixter International, Inc...............................  18,183        1,246,990
 #*ANSYS, Inc...............................................  17,453        1,170,573
 #*AOL, Inc.................................................  59,488        1,489,580
  *Apple, Inc...............................................  42,017       24,548,012
   Applied Materials, Inc................................... 181,114        2,171,557
  *Applied Micro Circuits Corp..............................  38,891          217,012
 #*Ariba, Inc...............................................  42,870        1,637,634
  *Arris Group, Inc.........................................  79,642        1,029,771
  *Arrow Electronics, Inc...................................  66,427        2,793,255
 #*Aruba Networks, Inc......................................  22,400          473,088
 #*AsiaInfo-Linkage, Inc....................................  26,360          332,136

                                     1085

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *Aspen Technology, Inc....................................  10,722 $  212,081
   Astro-Med, Inc...........................................   2,946     24,673
 #*Atmel Corp...............................................  77,000    682,990
  *ATMI, Inc................................................  20,291    426,314
  *AuthenTec, Inc...........................................  24,442     79,436
 #*Autodesk, Inc............................................  17,600    692,912
   Automatic Data Processing, Inc...........................  26,355  1,465,865
   Avago Technologies, Ltd..................................  11,700    403,416
  *Aviat Networks, Inc......................................  22,821     58,194
  *Avid Technology, Inc.....................................  22,121    192,231
  *Avnet, Inc...............................................  60,375  2,178,330
  #AVX Corp................................................. 104,796  1,330,909
  *Aware, Inc...............................................   4,426     27,441
  *AXT, Inc.................................................  19,905    101,316
   Badger Meter, Inc........................................   9,646    356,323
   Bel Fuse, Inc. Class A...................................   1,600     31,312
   Bel Fuse, Inc. Class B...................................   5,833    103,769
  *Benchmark Electronics, Inc...............................  43,000    682,840
   Black Box Corp...........................................  13,000    293,930
  #Blackbaud, Inc...........................................  11,000    340,780
  *BMC Software, Inc........................................  14,285    589,399
  #Booz Allen Hamilton Holding Corp.........................   2,529     43,246
  *Bottomline Technologies, Inc.............................  17,275    406,481
  *Brightpoint, Inc.........................................  43,276    264,849
  *Broadcom Corp............................................  27,900  1,021,140
   Broadridge Financial Solutions, Inc......................  31,237    725,011
 #*BroadVision, Inc.........................................   1,010     24,341
  *Brocade Communications Systems, Inc...................... 274,140  1,518,736
   Brooks Automation, Inc...................................  42,123    495,366
  *BSQUARE Corp.............................................   5,039     15,117
  *BTU International, Inc...................................   3,282      9,255
  #CA, Inc.................................................. 146,061  3,858,932
   Cabot Microelectronics Corp..............................  14,492    498,235
 #*CACI International, Inc. Class A.........................  17,967  1,098,323
 #*Cadence Design Systems, Inc..............................  83,795    977,888
  *CalAmp Corp..............................................   6,525     39,020
 #*Calix, Inc...............................................  17,863    142,189
 #*Callidus Software, Inc...................................  13,723    108,686
  *Cardtronics, Inc.........................................  10,510    277,044
  *Cascade Microtech, Inc...................................   3,846     18,499
   Cass Information Systems, Inc............................   6,370    260,852
  *CEVA, Inc................................................  11,625    256,796
  *Checkpoint Systems, Inc..................................  22,146    242,720
  *Chyron International Corp................................   1,964      2,897
  *CIBER, Inc...............................................  43,724    181,892
 #*Cirrus Logic, Inc........................................  37,222  1,019,138
   Cisco Sytems, Inc........................................ 289,961  5,842,714
  *Citrix Systems, Inc......................................  11,700  1,001,637
  *Clearfield, Inc..........................................   7,734     32,870
   Cognex Corp..............................................  24,800    998,200
  *Cognizant Technology Solutions Corp......................  11,248    824,703
  *Coherent, Inc............................................  15,397    809,882
   Cohu, Inc................................................  14,118    155,016
   Communications Systems, Inc..............................   6,432     83,680
  *CommVault Systems, Inc...................................  10,838    564,335
  #Computer Sciences Corp...................................  57,400  1,610,644
  *Computer Task Group, Inc.................................  10,689    154,135
  *Compuware Corp........................................... 122,155  1,065,192
 #*comScore, Inc............................................  13,066    260,275
   Comtech Telecommunications Corp..........................  15,497    479,167
 #*Concur Technologies, Inc.................................  11,129    629,456

                                     1086

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *Concurrent Computer Corp.................................   3,068 $   11,658
  *Convergys Corp...........................................  74,122    991,011
  *Convio, Inc..............................................   9,754    156,064
  *CoreLogic, Inc...........................................  62,929  1,050,914
   Corning, Inc............................................. 323,551  4,642,957
  *Cray, Inc................................................  22,416    249,938
 #*Cree, Inc................................................  41,451  1,280,836
   Crexendo, Inc............................................   4,869     17,918
  *CSG Systems International, Inc...........................  21,345    307,368
   CTS Corp.................................................  13,093    140,488
  *CyberOptics Corp.........................................   1,680     16,615
 #*Cymer, Inc...............................................  20,500  1,062,720
  *Cypress Semiconductor Corp...............................  54,500    844,750
   Daktronics, Inc..........................................  26,568    216,264
  *Datalink Corp............................................  10,856    110,514
  *Dataram Corp.............................................   1,399      1,427
   DDi Corp.................................................  12,698    164,820
 #*DealerTrack Holdings, Inc................................  26,117    779,070
 #*Dell, Inc................................................  90,338  1,478,833
  *Deltek, Inc..............................................  14,273    149,010
  *Dice Holdings, Inc.......................................  28,908    311,628
   Diebold, Inc.............................................  38,527  1,519,890
  *Digi International, Inc..................................  15,800    146,624
  *Digimarc Corp............................................   3,840    100,416
  *Digital River, Inc.......................................  22,175    417,112
 #*Diodes, Inc..............................................  31,022    691,480
 #*Dolby Laboratories, Inc..................................   4,551    178,536
  *Dot Hill Systems Corp....................................   5,755      7,194
  *DSP Group, Inc...........................................  13,000     85,020
  #DST Systems, Inc.........................................  24,492  1,371,062
  *DTS, Inc.................................................   9,245    288,444
  *Dynamics Research Corp...................................   5,324     38,280
   EarthLink, Inc...........................................  66,975    543,837
  *eBay, Inc................................................ 111,862  4,591,935
  #Ebix, Inc................................................  22,273    455,483
 #*Echelon Corp.............................................  18,350     80,006
  *Echo Global Logistics, Inc...............................  13,739    233,975
  *EchoStar Corp. Class A...................................  24,748    718,929
  *Edgewater Technology, Inc................................   4,354     17,416
   Electro Rent Corp........................................  14,817    230,849
   Electro Scientific Industries, Inc.......................  16,720    238,427
  *Electronic Arts, Inc.....................................  55,919    860,034
  *Electronics for Imaging, Inc.............................  30,803    549,834
  *eMagin Corp..............................................   6,351     19,752
 #*EMC Corp................................................. 184,279  5,198,511
 #*EMCore Corp..............................................   1,562      7,060
  *Emulex Corp..............................................  54,827    475,898
  *Entegris, Inc............................................  87,308    772,676
  *Entropic Communications, Inc.............................  53,789    227,527
  *Envestnet, Inc...........................................   5,576     69,756
   EPIQ Systems, Inc........................................  20,809    236,390
  *ePlus, Inc...............................................   4,906    145,512
 #*Equinix, Inc.............................................  13,520  2,219,984
  *Euronet Worldwide, Inc...................................  32,149    695,383
  *Exar Corp................................................  29,148    230,852
  *ExlService Holdings, Inc.................................  20,255    560,658
  *Extreme Networks.........................................  59,549    228,073
 #*F5 Networks, Inc.........................................   6,360    851,795
  *Fabrinet.................................................     847     14,247
  #FactSet Research Systems, Inc............................   4,600    482,356
   Fair Isaac Corp..........................................  25,297  1,085,241

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued).......................
 #*Fairchild Semiconductor International, Inc...............  76,084 $ 1,078,110
  *FalconStor Software, Inc.................................  19,668      64,708
  *FARO Technologies, Inc...................................   8,630     483,107
  *FEI Co...................................................  24,374   1,222,844
   Fidelity National Information Services, Inc.............. 123,557   4,160,164
 #*Finisar Corp.............................................  54,432     899,217
 #*First Solar, Inc.........................................   9,100     167,440
  *Fiserv, Inc..............................................  42,000   2,952,180
   FLIR Systems, Inc........................................  24,134     542,050
  *FormFactor, Inc..........................................  28,937     162,047
   Forrester Research, Inc..................................  13,108     464,679
  *Fortinet, Inc............................................  14,650     382,658
  *Frequency Electronics, Inc...............................   4,145      31,709
  *FSI International, Inc...................................  24,032     121,842
 #*Gartner Group, Inc.......................................  13,847     606,499
  *Genpact, Ltd.............................................  75,210   1,254,503
  *Global Cash Access Holdings, Inc.........................  39,915     337,282
   Global Payments, Inc.....................................  17,698     821,718
  *Globalscape, Inc.........................................   3,292       6,156
  *Globecomm Systems, Inc...................................  14,549     206,305
  *Google, Inc..............................................  11,628   7,037,614
  *GSI Group, Inc...........................................  20,353     245,661
  *GSI Technology, Inc......................................  14,898      63,019
 #*GT Advanced Technologies, Inc............................  61,099     397,754
  *GTSI Corp................................................   1,706       9,025
  *Guidance Software, Inc...................................   6,777      64,314
  *Hackett Group, Inc. (The)................................  24,777     141,477
  *Harmonic, Inc............................................  69,046     325,897
  #Harris Corp..............................................  36,304   1,653,284
  *Hauppauge Digital, Inc...................................     256         376
   Heartland Payment Systems, Inc...........................  18,506     563,878
   Hewlett-Packard Co....................................... 197,567   4,891,759
  *Hittite Microwave Corp...................................  14,668     785,325
  *Hutchinson Technology, Inc...............................   4,306       8,870
  *I.D. Systems, Inc........................................   6,949      42,111
   IAC/InterActiveCorp......................................  77,073   3,711,065
  *Identive Group, Inc......................................  18,368      37,838
  *IEC Electronics Corp.....................................   4,588      23,674
  *iGATE Corp...............................................  22,146     430,961
  *Imation Corp.............................................  21,226     123,111
  *Immersion Corp...........................................  13,724      74,796
 #*Infinera Corp............................................  66,006     472,603
  *Informatica Corp.........................................  17,096     786,758
  *InfoSpace, Inc...........................................  25,486     283,659
  *Ingram Micro, Inc. Class A...............................  97,928   1,905,679
  *Innodata Isogen, Inc.....................................  15,241      83,978
  *Inphi Corp...............................................   1,734      17,600
  *Insight Enterprises, Inc.................................  34,850     707,804
 #*Integrated Device Technology, Inc........................  90,784     614,608
  *Integrated Silicon Solution, Inc.........................  16,644     176,759
   Intel Corp............................................... 517,438  14,695,239
  *Intellicheck Mobilisa, Inc...............................   2,872       4,538
  *Interactive Intelligence Group, Inc......................   8,480     251,517
  #InterDigital, Inc........................................   9,833     272,571
  *Intermec, Inc............................................  32,817     174,586
  *Internap Network Services Corp...........................  33,369     234,918
   International Business Machines Corp.....................  45,323   9,385,487
 #*International Rectifier Corp.............................  42,000     916,860
  *Interphase Corp..........................................   2,400      15,360
   Intersil Corp. Class A...................................  81,078     832,671
  *Intevac, Inc.............................................  12,819     103,321

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *IntriCon Corp............................................   3,283 $   23,309
   Intuit, Inc..............................................  18,374  1,065,141
 #*IPG Photonics Corp.......................................  19,699    953,432
  *Iteris, Inc..............................................   4,400      6,380
 #*Itron, Inc...............................................  20,146    821,957
  *Ixia.....................................................  43,412    546,991
  *IXYS Corp................................................  20,163    251,231
  #j2 Global, Inc...........................................  30,291    782,417
   Jabil Circuit, Inc....................................... 122,365  2,869,459
  #Jack Henry & Associates, Inc.............................  34,105  1,158,206
 #*JDA Software Group, Inc..................................  27,136    783,688
 #*JDS Uniphase Corp........................................  94,078  1,143,048
  *Juniper Networks, Inc....................................  51,068  1,094,387
  *Kemet Corp...............................................  26,487    225,404
  *Kenexa Corp..............................................  16,032    523,765
  *Key Tronic Corp..........................................   5,745     66,355
   Keynote Systems, Inc.....................................  10,799    198,702
 #*KIT Digital, Inc.........................................  26,116    177,066
   KLA-Tencor Corp..........................................  47,962  2,501,218
  *Kopin Corp...............................................  43,212    154,267
  *Kulicke & Soffa Industries, Inc..........................  47,100    617,010
  *KVH Industries, Inc......................................   7,775     77,594
 #*Lam Research Corp........................................  34,991  1,457,375
  *Lattice Semiconductor Corp...............................  73,848    403,210
  *LeCroy Corp..............................................   9,309     96,255
  *Lender Processing Services, Inc..........................   6,933    184,071
 #*Lexmark International, Inc...............................  45,570  1,371,657
  *LGL Group, Inc. (The)....................................   1,209      8,802
  *Limelight Networks, Inc..................................  61,115    167,455
   Linear Technology Corp...................................  19,131    625,775
  *Lionbridge Technologies, Inc.............................  15,432     42,438
  *Liquidity Services, Inc..................................  15,290    815,416
   Littlefuse, Inc..........................................  14,143    886,342
  *LogMeIn, Inc.............................................   1,081     38,927
  *LoJack Corp..............................................  18,650     72,922
  *LookSmart, Ltd...........................................   1,200      1,092
  *LoopNet, Inc.............................................  18,800    360,396
  *Loral Space & Communications, Inc........................  10,343    641,783
  *LSI Corp................................................. 124,011    997,048
  *LTX-Credence Corp........................................  30,199    208,373
  *Magnachip Semiconductor Corp.............................   3,039     35,799
  *Manhattan Associates, Inc................................  11,370    570,206
  #ManTech International Corp. Class A......................  14,111    443,368
   Marchex, Inc. Class B....................................  15,161     52,760
  *Market Leader, Inc.......................................   9,409     34,155
  *Marvell Technology Group, Ltd............................ 151,791  2,278,383
   MasterCard, Inc. Class A.................................   3,826  1,730,385
  *Mattersight Corp.........................................   2,980     28,191
  *Mattson Technology, Inc..................................  34,013     79,590
   Maxim Integrated Products, Inc...........................  58,823  1,739,984
   Maximus, Inc.............................................  22,400    991,200
  *MaxLinear, Inc...........................................   2,444     11,853
  *Measurement Specialties, Inc.............................   9,207    328,966
  *MEMC Electronic Materials, Inc........................... 119,600    429,364
  *MEMSIC, Inc..............................................   9,592     41,054
  *Mentor Graphics Corp.....................................  69,969  1,011,052
  *Mercury Computer Systems, Inc............................  18,111    239,065
   Mesa Laboratories, Inc...................................   1,028     51,030
   Methode Electronics, Inc.................................  22,274    188,215
   Micrel, Inc..............................................  38,580    420,136
  #Microchip Technology, Inc................................  20,217    714,469

                                     1089

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *Micron Technology, Inc................................... 410,938 $2,708,081
 #*MICROS Systems, Inc......................................  15,300    869,499
 #*Microsemi Corp...........................................  54,306  1,168,665
   Microsoft Corp........................................... 301,082  9,640,646
  *MicroStrategy, Inc.......................................   1,533    214,283
  *Mindspeed Technologies, Inc..............................  18,760     93,988
  *MIPS Technologies, Inc...................................  33,937    221,948
   MKS Instruments, Inc.....................................  33,571    928,238
   MOCON, Inc...............................................   2,500     44,575
  *ModusLink Global Solutions, Inc..........................  22,105    109,420
  #Molex, Inc...............................................  29,759    821,051
  #Molex, Inc. Class A......................................  43,930  1,005,997
 #*MoneyGram International, Inc.............................   6,007    101,098
  *Monolithic Power Systems, Inc............................  21,580    447,138
  *Monotype Imaging Holdings, Inc...........................  22,636    321,205
 #*Monster Worldwide, Inc...................................  68,741    593,235
 #*MoSys, Inc...............................................  18,993     68,375
  *Motorola Mobility Holdings, Inc..........................  39,403  1,529,624
   Motorola Solutions, Inc..................................  39,832  2,032,627
  *Move, Inc................................................  11,248     97,858
   MTS Systems Corp.........................................   9,407    451,254
  *Multi-Fineline Electronix, Inc...........................  15,161    401,615
  *Nanometrics, Inc.........................................  14,757    228,881
  *NAPCO Security Technologies, Inc.........................   1,244      3,720
  #National Instruments Corp................................  25,938    705,514
  *NCI, Inc. Class A........................................   4,234     21,001
 #*NCR Corp.................................................  56,822  1,335,317
 #*NetApp, Inc..............................................  13,500    524,205
  *NETGEAR, Inc.............................................  24,035    925,348
  *NetList, Inc.............................................   4,820     12,098
  *NetScout Systems, Inc....................................  28,171    582,858
 #*NetSuite, Inc............................................   9,300    412,734
  *Network Engines, Inc.....................................     336        302
  *Network Equipment Technologies, Inc......................  15,250     14,945
  *NeuStar, Inc.............................................  20,843    757,643
  *Newport Corp.............................................  24,700    421,629
   NIC, Inc.................................................  13,273    148,525
  *Novatel Wireless, Inc....................................  14,050     40,604
 #*Novellus Systems, Inc....................................  57,900  2,706,825
 #*Nuance Communications, Inc...............................  89,292  2,182,296
 #*NumereX Corp. Class A....................................   7,077     67,090
  *NVIDIA Corp.............................................. 162,195  2,108,535
 #*Oclaro, Inc..............................................  26,843     77,039
  *Official Payments Holdings, Inc..........................   7,685     36,504
 #*OmniVision Technologies, Inc.............................  33,464    616,407
 #*ON Semiconductor Corp.................................... 154,307  1,274,576
  *Online Resources Corp....................................  15,879     44,938
  *Onvia, Inc...............................................     521      2,006
  *Openwave Systems, Inc....................................  22,822     58,881
  *Oplink Communications, Inc...............................  12,100    191,664
   OPNET Technologies, Inc..................................  11,289    261,453
  *Opnext, Inc..............................................   3,304      3,932
   Optical Cable Corp.......................................   2,419      7,233
   Oracle Corp.............................................. 213,729  6,281,495
 #*OSI Systems, Inc.........................................  12,614    843,372
  *PAR Technology Corp......................................   7,254     36,923
 #*Parametric Technology Corp...............................  59,372  1,281,248
   Park Electrochemical Corp................................  12,362    356,644
   Paychex, Inc.............................................  15,800    489,484
   PC Connection, Inc.......................................  15,200    121,904
  *PC Mall, Inc.............................................   5,632     34,806

                                     1090

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
   PC-Tel, Inc..............................................  10,151     $   69,331
  *PDF Solutions, Inc.......................................  16,779        147,991
  *Perceptron, Inc..........................................   4,431         25,877
  *Perficient, Inc..........................................  19,001        228,202
  *Performance Technologies, Inc............................   2,917          6,534
  *Pericom Semiconductor Corp...............................  14,990        117,821
  *Pervasive Software, Inc..................................   6,955         43,051
 #*Photronics, Inc..........................................  38,182        236,347
  *Pixelworks, Inc..........................................   4,557         11,392
  *Planar Systems, Inc......................................   8,928         16,517
   Plantronics, Inc.........................................  28,300      1,084,456
  *Plexus Corp..............................................  22,170        717,643
  *PLX Technology, Inc......................................  23,024         91,636
  *PMC-Sierra, Inc.......................................... 143,846      1,016,991
  *Polycom, Inc.............................................  87,200      1,157,144
   Power Integrations, Inc..................................  16,919        640,892
  *Power-One, Inc...........................................  60,057        257,044
  *Presstek, Inc............................................   6,400          5,087
  *PRGX Global, Inc.........................................  15,086         95,344
  *Progress Software Corp...................................  39,255        908,361
  *PROS Holdings, Inc.......................................   9,767        192,312
   Pulse Electronics Corp...................................  10,709         21,953
   QAD, Inc. Class A........................................   5,561         68,678
   QAD, Inc. Class B........................................   1,390         17,424
 #*QLIK Technologies, Inc...................................   7,917        228,089
  *QLogic Corp..............................................  62,552      1,079,022
   QUALCOMM, Inc............................................  86,763      5,538,950
  *Qualstar Corp............................................     500            960
  *Quest Software, Inc......................................  52,654      1,225,259
 #*QuickLogic Corp..........................................   7,920         23,760
 #*QuinStreet, Inc..........................................   7,055         74,148
 #*Rackspace Hosting, Inc...................................   6,202        360,274
  *Radisys Corp.............................................  16,222        103,010
  *Rambus, Inc..............................................   4,000         20,360
  *Ramtron International Corp...............................  14,131         32,784
 #*RealD, Inc...............................................   2,096         25,320
   RealNetworks, Inc........................................  21,000        200,970
 #*Red Hat, Inc.............................................  14,800        882,228
  *Reis, Inc................................................   6,463         56,163
  *Relm Wireless Corp.......................................     766          1,149
 #*Remark Media, Inc........................................     418          1,868
   RF Industries, Ltd.......................................   2,083          7,915
 #*RF Micro Devices, Inc.................................... 172,987        749,034
   Richardson Electronics, Ltd..............................   8,608        108,547
   Rimage Corp..............................................   5,808         52,795
 #*Riverbed Technology, Inc.................................  27,400        540,602
  *Rofin-Sinar Technologies, Inc............................  17,432        439,286
  *Rogers Corp..............................................   9,528        364,827
 #*Rosetta Stone, Inc.......................................  12,208        127,696
 #*Rovi Corp................................................  16,801        480,509
 #*Rubicon Technology, Inc..................................  12,619        119,250
  *Rudolph Technologies, Inc................................  20,404        220,363
  *Saba Software, Inc.......................................  14,282        138,821
 #*SAIC, Inc................................................ 103,490      1,258,438
 #*Salesforce.com, Inc......................................   8,055      1,254,405
 #*Sandisk Corp.............................................  60,494      2,238,883
  *Sanmina-SCI Corp.........................................  43,284        385,228
   Sapient Corp.............................................  63,672        762,154
  *ScanSource, Inc..........................................  17,433        574,592
  *Scientific Learning Corp.................................   3,010          5,388
  *SeaChange International, Inc.............................  17,890        147,056

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
   Seagate Technology.......................................  80,169     $2,465,998
 #*Semtech Corp.............................................  40,520      1,104,575
  *ShoreTel, Inc............................................  27,646        132,424
  *Sigma Designs, Inc.......................................  17,471         96,265
 #*Silicon Graphics International Corp......................  16,400        154,816
  *Silicon Image, Inc.......................................  48,702        292,212
 #*Silicon Laboratories, Inc................................  25,444        903,008
  *Skyworks Solutions, Inc..................................  28,796        781,523
  *SMTC Corp................................................   8,734         33,975
  *SolarWinds, Inc..........................................   9,134        428,476
  #Solera Holdings, Inc.....................................   5,888        264,607
  *Sonus Networks, Inc...................................... 170,873        483,571
  *Soundbite Communications, Inc............................     700          2,009
  *Sourcefire, Inc..........................................  12,100        616,979
  *Spansion, Inc. Class A...................................  35,670        430,180
 #*Spark Networks, Inc......................................   7,042         31,689
  *Spire Corp...............................................     400            380
  *SRS Labs, Inc............................................   8,071         76,917
  *SS&C Technologies Holdings, Inc..........................  34,909        829,787
  *Stamps.com, Inc..........................................   7,134        207,100
  *Standard Microsystems Corp...............................  14,144        374,533
  *StarTek, Inc.............................................   6,300         11,529
 #*STEC, Inc................................................  29,160        241,736
  *Steel Excel, Inc.........................................   7,165        200,620
 #*Stratasys, Inc...........................................  10,200        522,342
 #*SunPower Corp............................................   9,618         53,957
  *Super Micro Computer, Inc................................  25,775        454,929
  *Supertex, Inc............................................   7,474        152,993
  *Support.com, Inc.........................................  29,735        107,938
  *Sycamore Networks, Inc...................................  18,173        283,317
  *Symantec Corp............................................  87,155      1,439,801
  *Symmetricom, Inc.........................................  26,947        149,825
 #*Synaptics, Inc...........................................  19,164        588,526
 #*SYNNEX Corp..............................................  22,975        875,118
 #*Synopsys, Inc............................................  69,149      2,075,161
   Syntel, Inc..............................................   6,037        361,556
 #*Take-Two Interactive Software, Inc.......................  56,418        795,494
   TE Connectivity, Ltd.....................................  17,843        650,556
  *Tech Data Corp...........................................  28,563      1,536,404
  *TechTarget, Inc..........................................  20,950        155,868
  *TeleCommunication Systems, Inc. Class A..................  29,715         57,350
  *TeleNav, Inc.............................................  14,920        101,008
  *TeleTech Holdings, Inc...................................  33,954        514,403
   Tellabs, Inc............................................. 230,713        869,788
   Telular Corp.............................................   9,324         84,102
 #*Teradata Corp............................................  22,000      1,535,160
 #*Teradyne, Inc............................................  99,383      1,710,381
   Tessco Technologies, Inc.................................   4,950         99,000
  *Tessera Technologies, Inc................................  32,926        514,963
   Texas Instruments, Inc...................................  62,589      1,999,093
   TheStreet, Inc...........................................   9,556         19,303
  *THQ, Inc.................................................   3,627          2,457
 #*TIBCO Software, Inc......................................  77,066      2,535,471
  *TiVo, Inc................................................  58,206        628,043
  *TNS, Inc.................................................  13,816        281,846
   Total System Services, Inc...............................  90,420      2,126,678
  *Transact Technologies, Inc...............................   5,300         45,368
 #*Trimble Navigation, Ltd..................................  26,046      1,410,130
  *TriQuint Semiconductor, Inc..............................  85,866        419,026
  *TTM Technologies, Inc....................................  45,854        473,672
  *Tyler Technologies, Inc..................................  18,173        726,011

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Information Technology -- (Continued)
  *Ultimate Software Group, Inc.............................   3,200     $    246,912
  *Ultra Clean Holdings.....................................  10,836           74,227
  *Ultratech, Inc...........................................  15,834          505,738
  *Unisys Corp..............................................  17,968          335,283
   United Online, Inc.......................................  56,502          267,819
  *UTStarcom Holdings Corp..................................  10,507           13,764
 #*ValueClick, Inc..........................................  52,277        1,107,227
 #*Veeco Instruments, Inc...................................  23,200          700,408
 #*VeriFone Systems, Inc....................................  24,474        1,165,941
  *Verint Systems, Inc......................................     444           13,427
 #*VeriSign, Inc............................................  14,100          579,651
 #*ViaSat, Inc..............................................  24,366        1,176,878
  *Viasystems Group, Inc....................................   6,642          148,050
  *Vicon Industries, Inc....................................     916            2,890
  *Video Display Corp.......................................   3,247           13,800
  *Virtusa Corp.............................................  21,489          324,269
   Visa, Inc................................................  97,604       12,003,340
  *Vishay Intertechnology, Inc.............................. 131,644        1,477,046
  *Vishay Precision Group, Inc..............................   9,403          136,155
 #*VistaPrint N.V...........................................  10,933          407,692
 #*VMware, Inc. Class A.....................................   3,400          379,848
  *Vocus, Inc...............................................   7,314           94,570
  *Volterra Semiconductor Corp..............................  13,700          450,593
   Wayside Technology Group, Inc............................   3,335           45,323
  *Web.com Group, Inc.......................................  16,253          210,476
  *Websense, Inc............................................  12,900          267,546
  *Westell Technologies, Inc. Class A.......................  29,716           67,752
  *Western Digital Corp.....................................  66,987        2,599,765
  #Western Union Co. (The)..................................  29,969          550,830
  *WPCS International, Inc..................................     500              540
  *Wright Express Corp......................................  22,892        1,460,967
   Xerox Corp............................................... 560,153        4,357,990
   Xilinx, Inc..............................................  19,500          709,410
  *XO Group, Inc............................................  17,814          165,136
  *X-Rite, Inc..............................................  46,695          258,690
   Xyratex, Ltd.............................................  18,455          267,967
  *Yahoo!, Inc.............................................. 228,720        3,554,309
  *Zebra Technologies Corp. Class A.........................  25,861        1,003,148
  *Zix Corp.................................................  13,511           38,236
  *Zygo Corp................................................  11,421          226,022
                                                                         ------------
Total Information Technology................................              387,107,989
                                                                         ------------
Materials -- (4.4%)
   A. Schulman, Inc.........................................  18,773          462,004
  *A.M. Castle & Co.........................................  13,264          177,605
  *AEP Industries, Inc......................................   3,478          121,278
   Air Products & Chemicals, Inc............................  11,238          960,737
  #Airgas, Inc..............................................  21,525        1,972,551
  #AK Steel Holding Corp....................................  70,495          523,073
  #Albemarle Corp...........................................  15,050          982,765
  #Alcoa, Inc............................................... 182,372        1,774,480
   Allegheny Technologies, Inc..............................  26,275        1,128,248
  *Allied Nevada Gold Corp..................................   8,534          249,961
  #AMCOL International Corp.................................  19,583          645,456
  *American Pacific Corp....................................   2,438           19,065
   American Vanguard Corp...................................  17,669          441,725
  #AptarGroup, Inc..........................................  33,095        1,804,008
  *Arabian American Development Co..........................   7,744           67,605
  #Ashland, Inc.............................................  35,427        2,333,576
   Balchem Corp.............................................  10,296          297,554
   Ball Corp................................................  22,000          918,720

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
  #Bemis Co., Inc...........................................  66,004 $2,137,870
   Boise, Inc...............................................  66,654    509,237
   Buckeye Technologies, Inc................................  24,916    807,528
   Cabot Corp...............................................  45,400  1,958,102
  *Calgon Carbon Corp.......................................  34,849    482,310
   Carpenter Technology Corp................................  23,201  1,291,368
  #Celanese Corp. Class A...................................   7,991    387,244
 #*Century Aluminum Co......................................  52,467    482,696
   CF Industries Holdings, Inc..............................  18,225  3,518,518
  #Chase Corp...............................................   3,920     58,212
 #*Chemtura Corp............................................  46,082    784,316
  *Clearwater Paper Corp....................................  14,312    471,867
   Cliffs Natural Resources, Inc............................  33,906  2,110,988
  *Coeur d'Alene Mines Corp.................................  56,121  1,209,408
   Commercial Metals Co.....................................  73,996  1,093,661
  #Compass Minerals International, Inc......................   4,700    359,644
 #*Contango ORE, Inc........................................     780      8,818
  *Core Molding Technologies, Inc...........................   1,400     11,634
  *Crown Holdings, Inc......................................  12,300    454,854
   Cytec Industries, Inc....................................  29,707  1,888,474
   Deltic Timber Corp.......................................   6,480    395,798
   Domtar Corp..............................................  23,371  2,044,495
  #Dow Chemical Co. (The)................................... 227,502  7,707,768
   E.I. du Pont de Nemours & Co.............................  39,193  2,095,258
   Eagle Materials, Inc.....................................  28,380    999,544
   Eastman Chemical Co......................................  21,509  1,160,841
  #Ecolab, Inc..............................................  24,109  1,535,502
  *Ferro Corp...............................................  46,525    241,465
 #*Flotek Industries, Inc...................................   2,744     37,428
   FMC Corp.................................................  10,200  1,126,590
   Freeport-McMoRan Copper & Gold, Inc. Class B.............  58,794  2,251,810
   Friedman Industries, Inc.................................   5,121     59,864
 #*General Moly, Inc........................................  52,715    170,797
  *Georgia Gulf Corp........................................  19,679    697,621
   Globe Specialty Metals, Inc..............................  43,724    583,278
 #*Golden Minerals Co.......................................   9,278     69,307
  *Graphic Packaging Holding Co............................. 223,749  1,197,057
   Greif, Inc. Class A......................................  14,717    789,420
  #Greif, Inc. Class B......................................   8,566    466,419
   H.B. Fuller Co...........................................  31,183  1,025,921
   Hawkins, Inc.............................................   6,587    228,767
   Haynes International, Inc................................   7,653    477,318
  *Headwaters, Inc..........................................  26,866    116,598
  #Hecla Mining Co.......................................... 162,484    695,432
  *Horsehead Holding Corp...................................  25,507    286,444
   Huntsman Corp............................................ 142,200  2,013,552
   Innophos Holdings, Inc...................................  14,135    695,018
  *Innospec, Inc............................................  14,576    440,632
  #International Flavors & Fragrances, Inc..................   8,200    493,722
   International Paper Co................................... 135,000  4,496,850
 #*Intrepid Potash, Inc.....................................  32,141    798,704
   Kaiser Aluminum Corp.....................................  12,565    660,542
  *KapStone Paper & Packaging Corp..........................  28,634    517,130
   KMG Chemicals, Inc.......................................   6,612    113,991
   Koppers Holdings, Inc....................................   4,972    193,311
  *Kraton Performance Polymers, Inc.........................  19,486    506,636
  #Kronos Worldwide, Inc....................................  31,582    749,757
  *Landec Corp..............................................  16,427    105,790
  *Louisiana-Pacific Corp...................................  87,463    791,540
  *LSB Industries, Inc......................................  11,168    378,819
   LyondellBasell Industries N.V. Class A...................  16,075    671,613

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
  #Martin Marietta Materials, Inc...........................  22,838 $1,892,813
  *Materion Corp............................................  11,794    291,430
 #*McEwen Mining, Inc.......................................  64,327    243,799
   MeadWestavco Corp........................................  98,891  3,146,712
  *Mercer International, Inc................................  26,245    180,041
  *Metals USA Holdings Corp.................................  22,234    335,289
   Minerals Technologies, Inc...............................  10,974    736,355
 #*Mines Management, Inc....................................   1,464      2,591
 #*Molycorp, Inc............................................   2,700     73,062
   Monsanto Co..............................................  27,983  2,131,745
   Mosaic Co. (The).........................................  21,656  1,143,870
   Myers Industries, Inc....................................  22,535    372,504
   Neenah Paper, Inc........................................   9,329    266,436
   NewMarket Corp...........................................   6,400  1,428,608
   Newmont Mining Corp......................................  52,894  2,520,399
   Noranda Aluminum Holding Corp............................   6,879     73,055
  *Northern Technologies International Corp.................     929     11,891
   Nucor Corp...............................................  59,336  2,326,565
   Olin Corp................................................  50,613  1,060,848
   Olympic Steel, Inc.......................................   6,482    136,965
  *OM Group, Inc............................................  20,100    484,812
  *Omnova Solutions, Inc....................................  25,453    199,552
  *Owens-Illinois, Inc......................................  77,843  1,809,850
   P.H. Glatfelter Co.......................................  27,085    421,984
   Packaging Corp. of America...............................  49,649  1,449,254
  *Penford Corp.............................................   7,531     62,507
   PolyOne Corp.............................................  58,123    805,585
   PPG Industries, Inc......................................  12,692  1,335,706
  #Praxair, Inc.............................................  12,336  1,427,275
   Quaker Chemical Corp.....................................   7,949    344,987
   Reliance Steel & Aluminum Co.............................  44,262  2,473,803
   Rock-Tenn Co. Class A....................................  29,085  1,812,868
 #*Rockwood Holdings, Inc...................................  37,214  2,059,423
   Royal Gold, Inc..........................................  30,200  1,871,192
   RPM International, Inc...................................  66,982  1,779,712
 #*RTI International Metals, Inc............................  17,841    437,997
   Schnitzer Steel Industries, Inc. Class A.................  14,847    591,950
   Schweitzer-Mauduit International, Inc....................  10,366    703,022
  #Scotts Miracle-Gro Co. Class A (The).....................  13,406    702,474
   Sealed Air Corp.......................................... 114,265  2,191,603
  *Senomyx, Inc.............................................  13,087     28,661
   Sensient Technologies Corp...............................  31,562  1,172,528
   Sherwin-Williams Co......................................   8,800  1,058,464
  #Sigma-Aldrich Corp.......................................   9,500    673,550
   Silgan Holdings, Inc.....................................  15,753    691,084
   Solutia, Inc.............................................  69,685  1,974,873
   Sonoco Products Co.......................................  51,866  1,718,321
   Southern Copper Corp.....................................  11,634    382,531
  *Spartech Corp............................................  16,612     81,067
   Steel Dynamics, Inc...................................... 138,459  1,768,121
   Stepan Co................................................   6,428    584,048
 #*Stillwater Mining Co.....................................  53,566    574,763
 #*SunCoke Energy, Inc......................................  25,377    386,244
   Synalloy Corp............................................   4,403     53,144
  #Texas Industries, Inc....................................  15,876    533,592
  #Titanium Metals Corp.....................................  87,113  1,286,659
   Tredegar Corp............................................  12,040    208,894
  *United States Lime & Minerals, Inc.......................   3,102    148,803
  #United States Steel Corp.................................  34,221    969,481
  *Universal Stainless & Alloy Products, Inc................   4,310    199,984
   Valspar Corp.............................................  55,970  2,862,866

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Materials -- (Continued)
  *Verso Paper Corp.........................................     1,800 $      2,970
   Vulcan Materials Co......................................    30,706    1,314,524
   Walter Energy, Inc.......................................     4,202      278,635
   Wausau Paper Corp........................................    32,616      295,501
   Westlake Chemical Corp...................................    44,498    2,845,647
   Worthington Industries, Inc..............................    45,100      804,584
 #*WR Grace & Co............................................    19,201    1,144,572
   Zep, Inc.................................................    13,354      190,294
  *Zoltek Cos., Inc.........................................    21,906      241,623
                                                                       ------------
Total Materials.............................................            140,812,071
                                                                       ------------
Other -- (0.0%)
  -Avigen, Inc. Escrow Shares...............................       370           --
 -*Brooklyn Federal Bancorp, Inc. Escrow Shares.............     2,600           --
 -*Endo Pharmaceuticals Solutions Escrow Shares.............    22,212           --
 -*Gerber Scientific, Inc. Escrow Shares....................    12,557           --
                                                                       ------------
Total Other.................................................                     --
                                                                       ------------
Real Estate Investment Trusts -- (0.0%)
  *American Tower Corp......................................    15,155      993,865
                                                                       ------------
Telecommunication Services -- (2.7%)
  *AboveNet, Inc............................................    14,988    1,246,552
   AT&T, Inc................................................ 1,226,160   40,352,926
   Atlantic Tele-Network, Inc...............................     9,428      321,118
  *Cbeyond, Inc.............................................    15,533       99,877
   CenturyLink, Inc.........................................   132,467    5,107,928
  *Cincinnati Bell, Inc.....................................    78,951      300,014
  *Cogent Communications Group, Inc.........................     9,673      181,175
   Consolidated Communications Holdings, Inc................    17,386      336,419
 #*Crown Castle International Corp..........................    13,970      790,842
  #Frontier Communications Corp.............................   393,716    1,590,613
  *General Communications, Inc. Class A.....................    30,061      228,464
   HickoryTech Corp.........................................     7,630       75,766
   IDT Corp. Class B........................................    12,396      104,374
 #*Iridium Communications, Inc..............................    42,839      376,555
 #*Leap Wireless International, Inc.........................    42,008      235,665
 #*Level 3 Communications, Inc..............................    24,650      568,429
   Lumos Networks Corp......................................     9,362       84,632
  *MetroPCS Communications, Inc.............................   102,502      748,265
  *Neutral Tandem, Inc......................................    19,041      221,256
 #*NII Holdings, Inc........................................    48,902      684,383
   NTELOS Holdings Corp.....................................     9,362      189,300
  *ORBCOMM, Inc.............................................    23,607       76,959
  *Premiere Global Services, Inc............................    32,566      291,466
  *Primus Telecommunications Group, Inc.....................     1,493       25,978
 #*SBA Communications Corp..................................    17,010      914,117
   Shenandoah Telecommunications Co.........................    13,126      146,355
  *Sprint Nextel Corp.......................................   741,970    1,840,086
   SureWest Communications..................................     8,035      181,430
   Telephone & Data Systems, Inc............................    69,345    1,684,390
 #*tw telecom, Inc..........................................    39,457      859,373
 #*United States Cellular Corp..............................    18,296      717,569
   USA Mobility, Inc........................................    13,649      176,345
   Verizon Communications, Inc..............................   581,853   23,495,224
   Warwick Valley Telephone Co..............................     2,437       33,241
  #Windstream Corp..........................................   180,120    2,024,549
                                                                       ------------
Total Telecommunication Services............................             86,311,635
                                                                       ------------
Utilities -- (2.0%)
  *AES Corp.................................................   287,730    3,602,380

                                     1096

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
  #AGL Resources, Inc.......................................  21,343 $  841,554
   ALLETE, Inc..............................................  15,427    635,747
   Alliant Energy Corp......................................  11,246    508,769
  #Ameren Corp..............................................  20,941    686,655
   American Electric Power Co., Inc.........................  24,100    936,044
   American States Water Co.................................   7,808    284,524
   American Water Works Co., Inc............................   8,332    285,288
   Aqua America, Inc........................................  32,708    742,799
   Artesian Resources Corp. Class A.........................   2,953     56,373
  #Atmos Energy Corp........................................  20,523    668,639
   Avista Corp..............................................  24,630    651,217
   Black Hills Corp.........................................  18,181    600,155
 #*Cadiz, Inc...............................................   2,488     20,974
   California Water Service Group...........................  20,442    370,205
 #*Calpine Corp............................................. 153,092  2,870,475
   CenterPoint Energy, Inc..................................  36,646    740,616
   Central Vermont Public Service Corp......................   6,462    227,786
   CH Energy Group, Inc.....................................   8,000    524,960
   Chesapeake Utilities Corp................................   4,395    184,678
   Cleco Corp...............................................  21,400    873,120
   CMS Energy Corp..........................................  35,800    823,042
   Connecticut Water Services, Inc..........................   4,027    111,749
  #Consolidated Edison, Inc.................................  16,132    959,047
   Consolidated Water Co., Ltd..............................   7,169     51,402
   Delta Natural Gas Co., Inc...............................     963     41,409
  #Dominion Resources, Inc..................................  29,201  1,524,000
   DTE Energy Co............................................  15,286    861,825
  #Duke Energy Corp.........................................  68,151  1,460,476
  #Edison International, Inc................................  17,126    753,715
   El Paso Electric Co......................................  16,574    507,827
  #Empire District Electric Co..............................  16,981    348,450
   Entergy Corp.............................................   9,928    650,880
   Exelon Corp..............................................  38,885  1,516,904
   FirstEnergy Corp.........................................  22,459  1,051,530
   Gas Natural, Inc.........................................   1,956     22,396
   Genie Energy, Ltd. Class B...............................  12,396    103,135
  *GenOn Energy, Inc........................................ 466,091    992,774
  #Great Plains Energy, Inc.................................  32,114    655,768
  #Hawaiian Electric Industries, Inc........................  21,250    563,975
   IDACORP, Inc.............................................  17,291    704,435
  #Integrys Energy Group, Inc...............................  14,441    789,056
  #ITC Holdings Corp........................................  11,718    907,676
   Laclede Group, Inc.......................................   9,199    362,257
  #MDU Resources Group, Inc.................................  22,008    504,864
  #MGE Energy, Inc..........................................   9,294    425,108
   Middlesex Water Co.......................................   7,847    145,640
  #National Fuel Gas Co.....................................   6,964    329,536
   New Jersey Resources Corp................................  14,435    624,169
   NextEra Energy, Inc......................................  20,421  1,314,091
   NiSource, Inc............................................  23,975    590,984
  #Northeast Utilities, Inc.................................  29,182  1,073,022
   Northwest Natural Gas Co.................................  11,355    518,924
   NorthWestern Corp........................................  15,241    541,360
  *NRG Energy, Inc..........................................  99,574  1,692,758
  #NV Energy, Inc...........................................  60,235  1,002,913
   OGE Energy Corp..........................................  12,600    679,896
   ONEOK, Inc...............................................  10,757    923,919
  #Ormat Technologies, Inc..................................  20,619    407,638
   Otter Tail Corp..........................................  15,521    340,841
  #Pepco Holdings, Inc......................................  19,300    365,156
   PG&E Corp................................................  19,484    860,803

                                     1097

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                               SHARES         VALUE+
                                                             ------------ --------------
Utilities -- (Continued)
  #Piedmont Natural Gas Co..................................       18,391 $      560,558
   Pinnacle West Capital Corp...............................       10,000        483,500
   PNM Resources, Inc.......................................       36,224        679,562
   Portland General Electric Co.............................       27,994        723,085
   PPL Corp.................................................       29,917        818,230
   Progress Energy, Inc.....................................       13,655        726,719
   Public Service Enterprise Group, Inc.....................      105,952      3,300,405
  #Questar Corp.............................................       96,766      1,911,128
   RGC Resources, Inc.......................................          578         10,577
   SCANA Corp...............................................       11,266        519,588
  #Sempra Energy............................................       11,780        762,637
   SJW Corp.................................................       10,844        261,340
   South Jersey Industries, Inc.............................       12,429        612,128
   Southern Co. (The).......................................       45,127      2,073,134
   Southwest Gas Corp.......................................       16,387        688,582
 #*Synthesis Energy Systems, Inc............................       19,754         27,656
   TECO Energy, Inc.........................................       41,773        752,749
  *UGI Corp.................................................       25,722        750,568
   UIL Holdings Corp........................................       21,146        726,788
   UniSource Energy Corp....................................       15,590        567,476
   Unitil Corp..............................................        5,306        140,397
   Vectren Corp.............................................       18,943        557,871
   Westar Energy, Inc.......................................       28,428        815,599
   WGL Holdings, Inc........................................       17,206        690,133
   Wisconsin Energy Corp....................................       19,070        702,539
  #Xcel Energy, Inc.........................................       28,101        760,413
   York Water Co............................................        5,802        101,361
                                                                          --------------
Total Utilities.............................................                  65,143,031
                                                                          --------------
TOTAL COMMON STOCKS.........................................               2,771,528,487
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
 -*Emergent Biosolutions, Inc. Contingent Value Rights......        3,700             --
  *FieldPoint Petroleum Corp. Warrants 03/23/17.............        3,800          3,838
 -#*Magnum Hunter Resources Corp. Warrants 10/13/14.........          580             --
                                                                          --------------
TOTAL RIGHTS/WARRANTS.......................................                       3,838
                                                                          --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...................................    8,694,868      8,694,868
                                                                          --------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S) @DFA Short Term Investment Fund.........................  424,260,218    424,260,218
   @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $789,371 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $791,818) to be
     repurchased at $766,380................................ $        766        766,376
                                                                          --------------

TOTAL SECURITIES LENDING COLLATERAL.........................                 425,026,594
                                                                          --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,548,380,239)....................................              $3,205,253,787
                                                                          ==============

                                     1098

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                             --------- ------------
COMMON STOCKS -- (96.0%)
AUSTRALIA -- (5.1%)
   Alumina, Ltd............................................. 1,208,983 $  1,444,079
   Alumina, Ltd. Sponsored ADR..............................    39,590      188,448
   Asciano Group, Ltd.......................................   612,771    2,999,009
   Bank of Queensland, Ltd..................................   164,156    1,268,028
   Bendigo Bank, Ltd........................................   229,773    1,796,759
   Boral, Ltd...............................................   551,075    2,155,233
   Caltex Australia, Ltd....................................   110,645    1,576,329
   Crown, Ltd...............................................   183,270    1,730,566
   CSR, Ltd.................................................         1            2
  *Downer EDI, Ltd..........................................    47,685      178,012
   Echo Entertainment Group, Ltd............................   503,797    2,346,838
  *Fairfax Media, Ltd....................................... 1,531,902    1,093,175
   Harvey Norman Holdings, Ltd..............................   413,690      867,430
   Incitec Pivot, Ltd.......................................   982,903    3,321,935
   Lend Lease Group NL......................................    63,505      489,125
   Macquarie Group, Ltd.....................................   229,757    6,924,987
   National Australia Bank, Ltd.............................    20,456      534,705
   New Hope Corp., Ltd......................................    86,367      438,340
  *Newcrest Mining, Ltd.....................................     4,369      119,055
   OneSteel, Ltd............................................   951,756    1,275,188
   Origin Energy, Ltd.......................................   793,931   10,907,766
   OZ Minerals, Ltd.........................................   200,472    1,930,257
   Primary Health Care, Ltd.................................   147,812      434,124
  *Qantas Airways, Ltd......................................   876,752    1,486,262
   Santos, Ltd..............................................   673,830    9,775,229
   Seven Group Holdings, Ltd................................    25,262      264,870
   Sims Metal Management, Ltd...............................    79,944    1,184,491
   Sims Metal Management, Ltd. Sponsored ADR................     7,228      106,252
   Sonic Healthcare, Ltd....................................    35,827      468,676
   Suncorp Group, Ltd.......................................   977,911    8,246,067
   TABCORP Holdings, Ltd....................................   563,164    1,679,852
   Tatts Group, Ltd......................................... 1,001,214    2,688,850
   Toll Holdings, Ltd.......................................   433,114    2,625,161
   Treasury Wine Estates, Ltd...............................    31,551      140,968
   Wesfarmers, Ltd..........................................   886,873   27,849,422
                                                                       ------------
TOTAL AUSTRALIA.............................................            100,535,490
                                                                       ------------
AUSTRIA -- (0.1%)
   Erste Group Bank AG......................................    39,303      906,293
   OMV AG...................................................    20,189      682,927
   Raiffeisen Bank International AG.........................    18,425      613,071
                                                                       ------------
TOTAL AUSTRIA...............................................              2,202,291
                                                                       ------------
BELGIUM -- (1.0%)
   Ageas SA................................................. 1,240,668    2,260,781
   Delhaize Group SA........................................    66,697    3,246,235
   Delhaize Group SA Sponsored ADR..........................    10,600      516,326
   D'ieteren SA.............................................     4,289      189,364
   KBC Groep NV.............................................   113,141    2,193,464
   Solvay SA................................................    59,233    7,215,503
   UCB SA...................................................    99,152    4,636,365
                                                                       ------------
TOTAL BELGIUM...............................................             20,258,038
                                                                       ------------
CANADA -- (11.8%)
   Astral Media, Inc. Class A...............................    22,250    1,099,605
   Bell Aliant, Inc.........................................    35,747      946,643
   Cameco Corp..............................................    55,352    1,224,877
   Canadian National Resources, Ltd.........................   197,777    6,871,192

                                     1099

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
CANADA -- (Continued)
   Canadian Pacific Railway, Ltd............................    72,373 $  5,600,968
   Canadian Tire Corp. Class A..............................    62,053    4,339,972
   Empire Co., Ltd. Class A.................................    19,858    1,168,744
   Encana Corp..............................................   577,997   12,105,844
   Enerplus Corp............................................    80,763    1,494,506
   Ensign Energy Services, Inc..............................    61,894      894,717
   Fairfax Financial Holdings, Ltd..........................    13,300    5,452,616
   Genworth MI Canada, Inc..................................    14,380      298,852
   George Weston, Ltd.......................................    34,700    2,217,554
   Goldcorp, Inc............................................   390,268   14,945,425
   Groupe Aeroplan, Inc.....................................    28,840      370,773
   HudBay Minerals, Inc.....................................    37,115      390,744
   Husky Energy, Inc........................................   225,137    5,873,139
   IAMGOLD Corp.............................................   125,526    1,556,606
   Industrial Alliance Insurance & Financial Services, Inc..    43,200    1,377,537
   Inmet Mining Corp........................................    39,700    2,183,832
  *Katanga Mining, Ltd......................................    18,965       15,743
   Kinross Gold Corp........................................   754,797    6,762,113
   Loblaw Cos., Ltd.........................................    74,387    2,511,319
  *Lundin Mining Corp.......................................   269,656    1,310,269
   Magna International, Inc.................................   204,038    8,941,444
   Manulife Financial Corp.................................. 1,207,980   16,520,534
   Methanex Corp............................................    13,600      478,826
   Nexen, Inc...............................................   373,251    7,213,000
   Pan American Silver Corp.................................    44,300      861,470
   Pengrowth Energy Corp....................................   185,730    1,669,568
   Penn West Petroleum, Ltd.................................   195,228    3,345,862
   PetroBakken Energy, Ltd. Class A.........................    43,515      629,918
  *Precision Drilling Corp..................................   121,000    1,114,643
   Progress Energy Resources Corp...........................    82,703      910,039
   Progressive Waste Solutions, Ltd.........................    46,900    1,017,429
   Quebecor, Inc. Class B...................................    10,542      414,381
  *Research In Motion, Ltd..................................   159,700    2,284,315
   Sun Life Financial, Inc..................................   494,520   12,124,588
   Suncor Energy, Inc....................................... 1,053,799   34,808,383
   Talisman Energy, Inc.....................................   527,958    6,905,114
   Teck Resources, Ltd. Class A.............................     1,020       40,011
   Teck Resources, Ltd. Class B.............................   389,568   14,536,090
   Thomson Reuters Corp.....................................   335,015   10,011,280
   TransAlta Corp...........................................   141,867    2,352,363
   TransCanada Corp.........................................   305,298   13,431,443
  *Uranium One, Inc.........................................   239,522      695,883
   Viterra, Inc.............................................   208,884    3,364,220
   Yamana Gold, Inc.........................................   500,904    7,347,369
                                                                       ------------
TOTAL CANADA................................................            232,031,763
                                                                       ------------
DENMARK -- (1.4%)
  *A.P. Moeller-Maersk A.S. Series A........................       262    1,954,211
   A.P. Moeller-Maersk A.S. Series B........................       994    7,782,960
   Carlsberg A.S. Series B..................................    80,237    6,926,199
  *Danske Bank A.S..........................................   447,138    7,266,413
   H. Lundbeck A.S..........................................    37,811      758,068
   Rockwool International A.S. Series B.....................     3,340      318,700
   TDC A.S..................................................   204,412    1,465,256
 #*Vestas Wind Systems A.S..................................    76,529      674,531
                                                                       ------------
TOTAL DENMARK...............................................             27,146,338
                                                                       ------------
FINLAND -- (0.6%)
  #Kesko Oyj Series B.......................................    32,608      872,176
   Neste Oil Oyj............................................    48,043      568,507
 #*Nokia Oyj................................................   187,001      677,261

                                     1100

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
FINLAND -- (Continued)
  #Stora Enso Oyj Series R..................................   526,010 $  3,600,321
   UPM-Kymmene Oyj..........................................   470,250    6,034,789
                                                                       ------------
TOTAL FINLAND...............................................             11,753,054
                                                                       ------------
FRANCE -- (9.4%)
 #*Air France-KLM...........................................   157,437      756,570
   Arkema SA................................................    25,306    2,244,361
   AXA SA...................................................   948,963   13,484,882
   AXA SA Sponsored ADR.....................................   394,508    5,590,178
   BNP Paribas SA...........................................   191,030    7,709,841
   Bollore SA...............................................     5,970    1,293,991
  *Bouygues SA..............................................    93,175    2,542,143
   Cap Gemini SA............................................    90,823    3,548,205
   Casino Guichard Perrachon SA.............................    36,999    3,635,107
   CIC SA...................................................     2,749      367,345
   Cie de Saint-Gobain SA...................................   282,075   11,843,020
  *Cie Generale de Geophysique - Veritas SA.................    55,947    1,604,434
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR...    28,903      831,250
   Cie Generale des Etablissements Michelin SA Series B.....   106,088    7,928,221
   Ciments Francais SA......................................    10,236      656,228
   CNP Assurances SA........................................   102,520    1,439,428
   Credit Agricole SA.......................................   725,973    3,737,082
  *Eiffage SA...............................................    15,073      513,111
   Electricite de France SA.................................   166,640    3,530,420
   France Telecom SA........................................ 1,283,445   17,593,506
   GDF Suez SA..............................................   917,391   21,122,190
   Groupe Eurotunnel SA.....................................   326,761    2,749,238
   Lafarge SA...............................................   130,242    5,090,734
   Lagardere SCA............................................    86,944    2,636,414
   Natixis SA...............................................   572,256    1,744,469
   Peugeot SA...............................................    98,768    1,186,201
   PPR SA...................................................    26,446    4,425,718
   Renault SA...............................................   124,793    5,676,914
   Rexel SA.................................................    47,761      999,246
   Sanofi SA................................................    74,206    5,667,977
   Sanofi SA ADR............................................   212,510    8,113,632
   SCOR SE..................................................   109,298    2,889,580
   Societe Generale SA......................................   457,562   10,832,410
   STMicroelectronics NV....................................   551,076    3,173,003
  *Vallourec SA.............................................     6,847      412,337
   Vivendi SA...............................................   949,725   17,566,594
                                                                       ------------
TOTAL FRANCE................................................            185,135,980
                                                                       ------------
GERMANY -- (7.3%)
   Allianz SE...............................................    17,572    1,960,000
   Allianz SE Sponsored ADR.................................   716,588    7,925,463
   Bayerische Motoren Werke AG..............................   122,546   11,655,590
  *Celesio AG...............................................    36,473      628,977
  *Commerzbank AG........................................... 1,666,923    3,609,147
   Daimler AG...............................................   489,537   27,086,773
   Deutsche Bank AG.........................................   239,182   10,378,107
   Deutsche Bank AG (5750355)...............................   144,572    6,276,303
   Deutsche Lufthansa AG....................................   141,492    1,842,559
   Deutsche Post AG.........................................   259,066    4,837,770
   Deutsche Telekom AG......................................   920,799   10,381,734
   Deutsche Telekom AG Sponsored ADR........................   681,300    7,766,820
   E.ON AG..................................................   972,770   22,025,193
   Fraport AG...............................................    11,751      764,105
   Heidelberger Zement AG...................................    65,424    3,599,920
   Merck KGaA...............................................    23,468    2,579,594
  #Munchener Rueckversicherungs-Gesellschaft AG.............    86,591   12,577,345

                                     1101

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
GERMANY -- (Continued)
  *RWE AG...................................................    60,887 $  2,617,344
   Salzgitter AG............................................    17,152      898,995
   Suedzucker AG............................................     9,992      304,276
   ThyssenKrupp AG..........................................    99,417    2,357,700
   Volkswagen AG............................................    15,938    2,722,608
                                                                       ------------
TOTAL GERMANY...............................................            144,796,323
                                                                       ------------
GREECE -- (0.1%)
   Coca-Cola Hellenic Bottling Co. S.A......................     1,086       21,571
   Hellenic Petroleum S.A...................................    47,049      345,810
  *National Bank of Greece S.A..............................   258,838      577,505
                                                                       ------------
TOTAL GREECE................................................                944,886
                                                                       ------------
HONG KONG -- (2.0%)
   Cathay Pacific Airways, Ltd..............................   644,000    1,089,534
   Dah Sing Banking Group, Ltd..............................     3,600        3,720
   Henderson Land Development Co., Ltd......................   947,641    5,377,041
   Hong Kong & Shanghai Hotels, Ltd.........................   409,712      536,145
   Hopewell Holdings, Ltd...................................   421,331    1,129,218
   Hutchison Whampoa, Ltd................................... 1,687,000   16,172,357
   Hysan Development Co., Ltd...............................   286,165    1,291,758
   Kowloon Development Co., Ltd.............................    91,000       94,714
   New World Development Co., Ltd........................... 2,881,506    3,579,423
   Orient Overseas International, Ltd.......................   178,048    1,215,420
   Pacific Basin Shipping, Ltd..............................    71,000       37,155
   Shun Tak Holdings, Ltd...................................   608,000      250,879
   Sun Hung Kai & Co., Ltd..................................    35,677       18,384
   Tsim Sha Tsui Properties, Ltd............................   249,333      632,674
   Wharf Holdings, Ltd......................................   873,000    5,177,208
   Wheelock & Co., Ltd......................................   924,000    3,113,144
                                                                       ------------
TOTAL HONG KONG.............................................             39,718,774
                                                                       ------------
IRELAND -- (0.3%)
   CRH P.L.C................................................   152,188    3,087,917
   CRH P.L.C. Sponsored ADR.................................   122,393    2,488,250
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......   700,523      104,069
                                                                       ------------
TOTAL IRELAND...............................................              5,680,236
                                                                       ------------
ISRAEL -- (0.6%)
   Bank Hapoalim B.M........................................   602,573    2,236,101
   Bank Leumi Le-Israel B.M.................................   612,405    1,915,713
   Bezeq Israeli Telecommunication Corp., Ltd............... 1,098,056    1,830,603
   Elbit Systems, Ltd.......................................    15,513      565,940
   Israel Chemicals, Ltd....................................   262,158    2,998,780
  *Israel Discount Bank, Ltd. Series A......................   522,880      678,092
  *Mellanox Technologies, Ltd...............................     5,388      309,551
  *NICE Systems, Ltd........................................     5,684      217,912
  *NICE Systems, Ltd. Sponsored ADR.........................    38,456    1,477,480
  *Oil Refineries, Ltd......................................    75,824       44,086
   Partner Communications Co., Ltd..........................    10,262       76,700
   Paz Oil Co., Ltd.........................................       118       16,070
  *Strauss Group, Ltd.......................................     5,439       65,537
                                                                       ------------
TOTAL ISRAEL................................................             12,432,565
                                                                       ------------
ITALY -- (1.3%)
  #Banca Monte Dei Paschi di Siena SpA...................... 4,395,807    1,563,732
   Banco Popolare Scarl..................................... 1,274,638    1,895,485
  *Fiat SpA.................................................   696,549    3,364,468
  *Finmeccanica SpA.........................................   387,490    1,666,849
   Intesa Sanpaolo SpA......................................   613,061      929,309

                                     1102

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
ITALY -- (Continued)
   Parmalat SpA.............................................   263,472 $   595,939
   Telecom Italia SpA....................................... 8,344,059   9,466,186
   Telecom Italia SpA Sponsored ADR.........................   206,300   2,335,316
   UniCredit SpA............................................   517,722   2,064,989
   Unione di Banche Italiane ScpA...........................   662,741   2,463,271
                                                                       -----------
TOTAL ITALY.................................................            26,345,544
                                                                       -----------
JAPAN -- (19.2%)
   77 Bank, Ltd. (The)......................................   298,000   1,188,299
   Aeon Co., Ltd............................................   407,000   5,313,385
   Alfresa Holdings Corp....................................    20,600     951,305
   Amada Co., Ltd...........................................   234,000   1,588,231
   Asahi Glass Co., Ltd.....................................   263,000   2,067,854
   Asahi Kasei Corp.........................................   282,000   1,742,969
   Asatsu-DK, Inc...........................................     6,000     173,534
   Autobacs Seven Co., Ltd..................................    11,600     556,722
   Bank of Kyoto, Ltd. (The)................................   176,000   1,491,019
   Bank of Yokohama, Ltd. (The).............................   449,000   2,174,526
   Canon Marketing Japan, Inc...............................    39,500     509,563
  #Casio Computer Co., Ltd..................................    95,500     634,438
   Chiba Bank, Ltd. (The)...................................   185,000   1,123,971
   Chugoku Bank, Ltd. (The).................................    78,400     990,682
   Chuo Mitsui Trust Holdings, Inc..........................   582,000   1,704,994
   Citizen Holdings Co., Ltd................................   144,000     904,352
   Coca-Cola West Co., Ltd..................................    34,500     622,736
   COMSYS Holdings Corp.....................................    46,000     463,699
   Cosmo Oil Co., Ltd.......................................   342,000     948,439
   Dai Nippon Printing Co., Ltd.............................   429,000   3,807,330
   Daicel Chemical Industries, Ltd..........................   197,000   1,248,738
   Dainippon Sumitomo Pharma Co., Ltd.......................    10,800     108,160
   Daiwa Securities Group, Inc..............................   796,098   3,008,462
  *Ebara Corp...............................................   217,000     877,920
   Fuji Heavy Industries, Ltd...............................   287,000   2,164,702
   Fuji Television Network, Inc.............................       275     463,880
   FUJIFILM Holdings Corp...................................   363,000   7,699,375
   Fukuoka Financial Group, Inc.............................   429,000   1,784,849
   Fukuyama Transporting Co., Ltd...........................     6,000      32,767
   Glory, Ltd...............................................    29,700     638,722
   Gunma Bank, Ltd. (The)...................................   184,000     933,577
   H2O Retailing Corp.......................................    68,000     598,513
   Hachijuni Bank, Ltd. (The)...............................   364,000   1,980,996
   Hakuhodo DY Holdings, Inc................................    13,520     844,266
   Hankyu Hanshin Holdings, Inc.............................   247,000   1,152,416
   Higo Bank, Ltd. (The)....................................   104,000     580,107
   Hitachi Capital Corp.....................................    23,600     390,128
   Hitachi High-Technologies Corp...........................    31,100     781,534
   Hitachi Transport System, Ltd............................    14,300     261,705
   Hokuhoku Financial Group, Inc............................   624,000   1,091,699
   House Foods Corp.........................................    37,000     623,157
   Idemitsu Kosan Co., Ltd..................................    18,800   1,731,037
   Inpex Corp...............................................     1,021   6,741,163
   Isetan Mitsukoshi Holdings, Ltd..........................   205,855   2,242,232
   Iyo Bank, Ltd. (The).....................................   123,000   1,020,730
   J. Front Retailing Co., Ltd..............................   230,000   1,181,781
   JFE Holdings, Inc........................................   272,200   5,090,548
   Joyo Bank, Ltd. (The)....................................   366,000   1,597,749
   JS Group Corp............................................   131,740   2,586,902
   JTEKT Corp...............................................   108,300   1,186,964
   JX Holdings, Inc......................................... 1,535,986   8,664,333
   Kagoshima Bank, Ltd. (The)...............................   145,000     873,040
   Kajima Corp..............................................    17,000      48,454

                                     1103

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
JAPAN -- (Continued)
   Kamigumi Co., Ltd........................................   126,000     $ 1,012,661
   Kaneka Corp..............................................   180,000       1,112,382
 #*Kawasaki Kisen Kaisha, Ltd...............................   392,000         825,691
   Keiyo Bank, Ltd. (The)...................................   108,000         502,452
   Kinden Corp..............................................   109,000         756,977
   Kirin Holdings Co., Ltd..................................    50,000         636,623
   Kobe Steel, Ltd.......................................... 1,205,000       1,718,563
  #Konica Minolta Holdings, Inc.............................   253,500       2,056,683
   Kyocera Corp.............................................    84,700       8,257,409
   Kyocera Corp. Sponsored ADR..............................     1,779         173,114
   Kyowa Hakko Kirin Co., Ltd...............................    66,000         693,754
   Marui Group Co., Ltd.....................................   108,800         863,595
  *Mazda Motor Corp.........................................   901,000       1,464,154
   Medipal Holdings Corp....................................    80,200       1,014,499
   Meiji Holdings Co., Ltd..................................    39,500       1,749,500
   Mitsubishi Chemical Holdings Corp........................   801,000       4,221,335
   Mitsubishi Corp..........................................   805,300      17,452,430
   Mitsubishi Gas Chemical Co., Inc.........................   235,000       1,539,576
   Mitsubishi Heavy Industries, Ltd......................... 2,049,000       9,292,264
   Mitsubishi Logistics Corp................................    69,000         756,880
   Mitsubishi Materials Corp................................   523,000       1,559,867
   Mitsubishi Tanabe Pharma Corp............................   121,000       1,679,540
   Mitsubishi UFJ Financial Group, Inc...................... 5,882,934      28,246,984
   Mitsubishi UFJ Financial Group, Inc. ADR................. 1,691,580       8,051,921
   Mitsui & Co., Ltd........................................   425,900       6,650,685
   Mitsui & Co., Ltd. Sponsored ADR.........................     4,829       1,492,547
   Mitsui Chemicals, Inc....................................   456,000       1,317,426
  *Mitsui Engineering & Shipbuilding Co., Ltd...............   301,000         442,564
   Mitsui Mining & Smelting Co., Ltd........................    18,000          45,134
   Mitsui O.S.K. Lines, Ltd.................................   556,000       2,155,008
   MS&AD Insurance Group Holdings, Inc......................   116,791       2,153,173
   Nagase & Co., Ltd........................................    96,000       1,162,272
   Nanto Bank, Ltd. (The)...................................    58,000         259,252
  *NEC Corp................................................. 1,421,000       2,565,413
   Nippon Electric Glass Co., Ltd...........................   215,000       1,737,150
   Nippon Express Co., Ltd..................................   574,000       2,166,853
   Nippon Meat Packers, Inc.................................    97,397       1,244,132
  #Nippon Paper Group, Inc..................................    51,200       1,025,021
  #Nippon Sheet Glass Co., Ltd..............................   486,000         629,473
   Nippon Shokubai Co., Ltd.................................    44,000         492,952
   Nippon Steel Corp........................................ 3,015,000       7,513,041
   Nippon Television Network Corp...........................     2,660         411,947
   Nippon Yusen K.K.........................................   740,000       2,187,466
   Nishi-Nippon Bank, Ltd...................................   319,000         843,727
   Nissan Shatai Co., Ltd...................................    23,000         242,756
   Nisshin Seifun Group, Inc................................   104,500       1,275,030
  *Nisshin Steel Co., Ltd...................................   363,000         509,484
   Nisshinbo Holdings, Inc..................................    80,000         703,359
   NOK Corp.................................................    15,300         314,730
   Nomura Holdings, Inc..................................... 2,017,800       8,271,210
   NTN Corp.................................................   230,000         870,058
   Obayashi Corp............................................   315,000       1,333,345
   OJI Paper Co., Ltd.......................................   409,000       1,877,968
   Onward Holdings Co., Ltd.................................    84,000         656,870
   Panasonic Corp........................................... 1,152,500       8,835,821
   Panasonic Corp. Sponsored ADR............................   174,545       1,335,269
 #*Renesas Electronics Corp.................................    19,500         112,149
   Rengo Co., Ltd...........................................    93,000         679,998
   Ricoh Co., Ltd...........................................   455,000       4,075,936
   Rohm Co., Ltd............................................    55,900       2,521,017
   San-in Godo Bank, Ltd. (The).............................    70,000         503,296

                                     1104

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     ------------
JAPAN -- (Continued)
   Sankyo Co., Ltd..........................................    28,800     $  1,388,600
   SBI Holdings, Inc........................................    11,809          950,304
  #Seiko Epson Corp.........................................    70,300          937,837
   Seino Holdings Co., Ltd..................................    46,000          318,645
   Sekisui Chemical Co., Ltd................................    54,000          485,525
   Sekisui House, Ltd.......................................   316,000        2,929,442
   Sharp Corp...............................................   683,454        4,372,189
   Shiga Bank, Ltd..........................................   195,000        1,114,125
   Shimizu Corp.............................................   284,000        1,079,595
   Shinsei Bank, Ltd........................................   587,000          757,490
   Showa Denko K.K..........................................   611,000        1,359,545
   Showa Shell Sekiyu K.K...................................   100,700          633,717
   SKY Perfect JSAT Holdings, Inc...........................       780          339,706
   Sojitz Corp..............................................   630,400        1,061,675
   Sony Corp................................................     4,900           79,252
  #Sony Corp. Sponsored ADR.................................   678,816       11,003,607
   Sumitomo Bakelite Co., Ltd...............................    52,000          270,117
   Sumitomo Corp............................................   754,200       10,718,083
   Sumitomo Electric Industries, Ltd........................   539,600        7,278,799
   Sumitomo Forestry Co., Ltd...............................    50,700          441,210
   Sumitomo Heavy Industries, Ltd...........................   249,000        1,284,253
   Sumitomo Metal Industries, Ltd...........................   707,000        1,270,036
   Sumitomo Mitsui Financial Group, Inc.....................   588,727       18,838,547
   Suzuken Co., Ltd.........................................    36,500        1,104,016
   Suzuki Motor Corp........................................   134,500        3,165,651
   Taisei Corp..............................................   546,000        1,386,845
   Takashimaya Co., Ltd.....................................   181,000        1,371,987
   TDK Corp.................................................    18,200          950,349
   Teijin, Ltd..............................................   456,000        1,533,476
   Tokai Rika Co., Ltd......................................    25,100          467,541
   Tokyo Broadcasting System, Inc...........................    20,100          272,544
  *Tokyo Tatemono Co., Ltd..................................   189,000          697,893
   Toppan Printing Co., Ltd.................................   378,000        2,560,208
   Tosoh Corp...............................................   275,000          760,269
   Toyo Seikan Kaisha, Ltd..................................   116,900        1,555,578
   Toyobo Co., Ltd..........................................    40,000           54,458
   Toyoda Gosei Co., Ltd....................................    25,200          513,623
   Toyota Motor Corp........................................   193,600        7,933,296
   Toyota Motor Corp. Sponsored ADR.........................   268,717       21,975,676
   Toyota Tsusho Corp.......................................   122,900        2,437,199
   UNY Co., Ltd.............................................   104,000        1,208,569
   Wacoal Holdings Corp.....................................    52,000          603,143
   Yamada Denki Co., Ltd....................................     1,200           77,870
   Yamaguchi Financial Group, Inc...........................   100,000          858,948
   Yamaha Corp..............................................   101,600          984,998
   Yamato Kogyo Co., Ltd....................................    19,200          546,338
   Yamazaki Baking Co., Ltd.................................    13,000          192,244
   Yokohama Rubber Co., Ltd.................................    31,000          226,611
                                                                           ------------
TOTAL JAPAN.................................................                377,792,669
                                                                           ------------
NETHERLANDS -- (2.6%)
  *Aegon NV................................................. 1,402,152        6,522,217
   Akzo Nobel NV............................................   168,592        9,041,694
   ArcelorMittal NV.........................................   764,181       13,275,280
  *ING Groep NV.............................................   106,872          753,967
  *ING Groep NV Sponsored ADR...............................   207,810        1,467,139
   Koninklijke DSM NV.......................................   155,472        8,921,728
   Koninklijke Philips Electronics NV.......................   599,714       11,934,555
                                                                           ------------
TOTAL NETHERLANDS...........................................                 51,916,580
                                                                           ------------

                                     1105

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd......................    56,340 $   116,379
   Contact Energy, Ltd......................................   330,132   1,307,614
                                                                       -----------
TOTAL NEW ZEALAND...........................................             1,423,993
                                                                       -----------
NORWAY -- (1.2%)
   Aker ASA Series A........................................    15,833     517,794
  *Archer, Ltd..............................................    78,234     163,627
   BW Offshore, Ltd.........................................    95,865     133,162
   Cermaq ASA...............................................    17,520     239,411
  #DNB ASA..................................................   528,356   5,694,834
   Marine Harvest ASA....................................... 1,787,245     917,272
   Norsk Hydro ASA..........................................   853,507   4,161,889
   Orkla ASA................................................   697,493   5,122,749
  *Petroleum Geo-Services ASA...............................   108,846   1,646,598
  *Statoil Fuel & Retail ASA................................     6,995      62,681
   Stolt-Nielsen, Ltd.......................................     2,191      39,176
   Storebrand ASA...........................................   202,119     908,623
  *Subsea 7 SA..............................................   148,049   3,834,314
   Wilh Wilhelmsen Holding ASA..............................        99       2,514
                                                                       -----------
TOTAL NORWAY................................................            23,444,644
                                                                       -----------
PORTUGAL -- (0.1%)
  #Banco Espirito Santo SA..................................   314,793     266,671
  *Banco Espirito Santo SA I-12 Shares......................   550,886     466,692
  *EDP Renovaveis SA........................................   166,881     711,246
  *Portugal Telecom SA......................................   173,375     932,950
                                                                       -----------
TOTAL PORTUGAL..............................................             2,377,559
                                                                       -----------
SINGAPORE -- (0.8%)
  #CapitaLand, Ltd.......................................... 1,627,000   3,845,705
   Fraser & Neave, Ltd......................................   151,550     860,075
   Golden Agri-Resources, Ltd............................... 5,519,000   3,266,922
  *Indofood Agri Resources, Ltd.............................   273,000     312,854
  *Keppel Land, Ltd.........................................   340,000     865,645
   Neptune Orient Lines, Ltd................................   536,000     532,430
 #*Overseas Union Enterprise, Ltd...........................   235,000     445,372
   Singapore Airlines, Ltd..................................   483,400   4,169,647
   United Industrial Corp., Ltd.............................   428,000     957,269
   Venture Corp., Ltd.......................................   148,000   1,025,137
                                                                       -----------
TOTAL SINGAPORE.............................................            16,281,056
                                                                       -----------
SPAIN -- (1.0%)
   Acciona SA...............................................    43,907   2,704,169
   Banco Bilbao Vizcaya Argentaria SA.......................   160,045   1,083,029
   Banco de Sabadell SA..................................... 1,331,507   3,152,453
 #*Banco Espanol de Credito SA..............................   163,642     615,558
   Banco Popular Espanol SA................................. 1,617,803   5,173,581
   Banco Santander SA Sponsored ADR.........................    56,513     357,727
   CaixaBank SA............................................. 1,192,863   4,112,098
   Gas Natural SDG SA.......................................   154,845   2,158,491
   Mapfre SA................................................   189,863     549,634
                                                                       -----------
TOTAL SPAIN.................................................            19,906,740
                                                                       -----------
SWEDEN -- (3.0%)
   Boliden AB...............................................   144,602   2,325,325
   Husqvarna AB Series B....................................    12,955      74,591
   Meda AB Series A.........................................    57,352     567,178
   Nordea Bank AB........................................... 1,813,362  16,049,002
   Skandinaviska Enskilda Banken AB Series A................   856,728   5,772,272
   Skandinaviska Enskilda Banken AB Series C................     6,988      46,812

                                     1106

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
SWEDEN -- (Continued)
   SSAB AB Series A.........................................    119,665 $  1,219,962
   SSAB AB Series B.........................................     67,450      595,860
   Svenska Cellulosa AB Series A............................      8,625      136,882
   Svenska Cellulosa AB Series B............................    566,500    8,980,575
   Swedbank AB Series A.....................................    451,292    7,449,757
  *Telefonaktiebolaget LM Ericsson AB Series B..............  1,155,084   11,450,883
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........    126,886    1,268,226
  #TeliaSonera AB...........................................    578,063    3,849,912
   Trelleborg AB Series B...................................      5,625       64,498
                                                                        ------------
TOTAL SWEDEN................................................              59,851,735
                                                                        ------------
SWITZERLAND -- (5.2%)
   Adecco SA................................................     85,811    4,186,146
   Alpiq Holding AG.........................................        470       84,134
   Aryzta AG................................................     42,212    2,126,325
   Baloise Holding AG.......................................     44,870    3,474,918
   Banque Cantonale Vaudoise AG.............................        997      564,300
  *Clariant AG..............................................    139,709    1,778,662
   Credit Suisse Group AG...................................    570,399   13,643,323
   Credit Suisse Group AG Sponsored ADR.....................     63,289    1,475,267
   Givaudan SA..............................................      4,427    4,297,662
   Holcim, Ltd..............................................    241,079   15,036,630
   Lonza Group AG...........................................     17,436      786,736
   Novartis AG..............................................     18,935    1,045,520
   Novartis AG ADR..........................................    189,650   10,462,990
   St. Galler Kantonalbank AG...............................        989      400,373
   Sulzer AG................................................      6,321      910,347
   Swiss Life Holding AG....................................     30,648    3,134,912
  *Swiss Re, Ltd............................................    325,311   20,427,278
  *UBS AG...................................................    621,459    7,760,899
   Zurich Insurance Group AG................................     40,743    9,982,154
                                                                        ------------
TOTAL SWITZERLAND...........................................             101,578,576
                                                                        ------------
UNITED KINGDOM -- (21.8%)
   Anglo American P.L.C.....................................     39,070    1,509,853
   Associated British Foods P.L.C...........................    121,714    2,408,705
   Aviva P.L.C..............................................  2,287,715   11,450,006
   Barclays P.L.C...........................................  3,276,689   11,600,634
   Barclays P.L.C. Sponsored ADR............................  1,025,997   14,610,197
   BP P.L.C. Sponsored ADR..................................  1,721,454   74,728,318
   Carnival P.L.C...........................................    116,691    3,790,336
   Carnival P.L.C. ADR......................................     96,861    3,149,920
   Eurasian Natural Resources Corp. P.L.C...................     95,393      869,576
  *Evraz P.L.C..............................................    151,636      910,734
   HSBC Holdings P.L.C......................................    659,786    5,956,012
  *International Consolidated Airlines Group SA.............  1,081,357    3,096,931
   International Power P.L.C................................  1,297,935    8,779,832
   Investec P.L.C...........................................    227,564    1,312,423
  *John Wood Group P.L.C....................................     38,243      485,627
   Kazakhmys P.L.C..........................................    135,567    1,902,980
   Kingfisher P.L.C.........................................  2,319,541   10,938,875
  *Lloyds Banking Group P.L.C............................... 23,061,914   11,575,796
  *Lloyds Banking Group P.L.C. Sponsored ADR................    250,250      490,490
   Mondi P.L.C..............................................    204,979    1,905,983
   Old Mutual P.L.C.........................................  3,588,096    8,635,028
   Pearson P.L.C. Sponsored ADR.............................    336,147    6,366,624
   Resolution, Ltd..........................................    862,853    3,134,494
   Rexam P.L.C..............................................    877,908    6,128,236
  *Royal Bank of Scotland Group P.L.C.......................  6,306,336    2,487,887
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR........    306,118    2,424,455
   Royal Dutch Shell P.L.C. ADR.............................  1,012,251   74,258,733

                                     1107

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                               SHARES       VALUE++
                                                             ----------- --------------
UNITED KINGDOM -- (Continued)
   Royal Dutch Shell P.L.C. Series A........................       9,046 $      322,635
   Royal Dutch Shell P.L.C. Series B........................     243,850      8,923,592
   RSA Insurance Group P.L.C................................     606,103      1,033,455
   Sainsbury (J.) P.L.C.....................................   1,193,358      5,965,526
   Vedanta Resources P.L.C..................................      53,978      1,069,834
   Vodafone Group P.L.C.....................................  13,861,205     38,367,328
   Vodafone Group P.L.C. Sponsored ADR......................   1,771,807     49,309,389
   William Morrison Supermarkets P.L.C......................   2,063,732      9,399,822
   Wolseley P.L.C...........................................     136,656      5,202,719
   WPP P.L.C................................................     535,886      7,256,425
   Xstrata P.L.C............................................   1,511,218     29,023,741
                                                                         --------------
TOTAL UNITED KINGDOM........................................                430,783,151
                                                                         --------------
TOTAL COMMON STOCKS.........................................              1,894,337,985
                                                                         --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Porsche Automobil Holding SE.............................      46,252      2,825,770
                                                                         --------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT       VALUE+
                                                             ----------- --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S) @DFA Short Term Investment Fund.........................  74,000,000     74,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%(r), 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $3,059,012) to be repurchased at $2,999,048............ $     2,999      2,999,031
                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 76,999,031
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,047,056,220)....................................             $1,974,162,786
                                                                         ==============

                                     1108

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES       VALUE++
                                                             -------     ----------
COMMON STOCKS -- (95.0%)
   AUSTRALIA -- (5.1%)......................................
  *Acrux, Ltd...............................................   8,981     $   37,288
   Adelaide Brighton, Ltd...................................  70,598        223,078
   Aditya Birla Minerals, Ltd...............................   7,401          5,009
   AGL Energy, Ltd..........................................  14,272        222,091
  *AJ Lucas Group, Ltd......................................   8,887         10,001
   Alesco Corp., Ltd........................................  14,876         21,559
 #*Alkane Resources, Ltd....................................  23,466         32,671
   Alumina, Ltd............................................. 302,126        360,877
   Alumina, Ltd. Sponsored ADR..............................  14,400         68,544
   Amalgamated Holdings, Ltd................................  15,139        101,780
   Amcom Telecommunications, Ltd............................  31,775         36,682
   Amcor, Ltd............................................... 147,315      1,149,779
   AMP, Ltd................................................. 239,472      1,058,843
   Ansell, Ltd..............................................  17,816        274,278
  *Antares Energy, Ltd......................................  32,145         15,302
   APA Group, Ltd...........................................  61,047        330,563
   APN News & Media, Ltd.................................... 105,115         91,785
  *Aquarius Platinum, Ltd...................................  41,410         92,164
  *Aquila Resources, Ltd....................................  12,205         61,149
   ARB Corp., Ltd...........................................   5,672         56,259
   Aristocrat Leisure, Ltd..................................  29,747         95,736
   Asciano Group, Ltd.......................................  70,364        344,374
   ASG Group, Ltd...........................................   7,300          6,704
   ASX, Ltd.................................................  15,305        508,834
   Atlas Iron, Ltd.......................................... 130,048        374,644
  *Aurora Oil & Gas, Ltd....................................  28,892        123,703
   Ausdrill, Ltd............................................  54,916        232,729
   Ausenco, Ltd.............................................   9,627         44,479
   Austal, Ltd..............................................  17,222         35,185
  *Austbrokers Holdings, Ltd................................   1,390          9,281
   Austin Engineering, Ltd..................................   9,103         47,404
   Australia & New Zealand Banking Group, Ltd............... 117,748      2,917,000
  *Australian Agricultural Co., Ltd.........................  57,179         76,266
   Australian Infrastructure Fund...........................  80,194        185,451
   Australian Pharmaceutical Industries, Ltd................  44,606         18,304
   Australian Worldwide Exploration, Ltd....................  82,410        148,679
   Automotive Holdings Group NL.............................  36,616         95,491
   AVJennings, Ltd..........................................   6,380          2,432
   Bank of Queensland, Ltd..................................  57,593        444,879
   Beach Energy, Ltd........................................ 193,704        280,691
  *Beadell Resources, Ltd...................................  24,307         17,482
   Bendigo Bank, Ltd........................................  88,314        690,590
   BHP Billiton, Ltd........................................   1,925         71,431
   BHP Billiton, Ltd. Sponsored ADR.........................  21,539      1,600,348
   Billabong International, Ltd.............................  30,198         82,382
 #*Biota Holdings, Ltd......................................  34,184         30,117
   Blackmores, Ltd..........................................   1,011         27,912
  *Blackthorn Resources, Ltd................................   8,348         12,973
  *BlueScope Steel, Ltd..................................... 562,099        229,283
   Boart Longyear, Ltd......................................  87,931        378,935
   Boral, Ltd............................................... 168,692        659,748
   Bradken, Ltd.............................................  21,608        165,884
   Brambles, Ltd............................................  19,042        142,873
   Breville Group, Ltd......................................   1,538          7,050
   Brickworks, Ltd..........................................   6,806         73,752
   BT Investment Management, Ltd............................   6,143         13,101
   Cabcharge Australia, Ltd.................................  23,347        155,149
   Caltex Australia, Ltd....................................  27,789        395,902

                                     1109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
AUSTRALIA -- (Continued)
   Campbell Brothers, Ltd...................................     8,440     $  598,886
   Cardno, Ltd..............................................    18,145        131,996
  *Carnarvon Petroleum, Ltd.................................    87,903         10,446
   carsales.com, Ltd........................................    15,227         90,773
   Cash Converters International, Ltd.......................     2,126          1,293
   Cedar Woods Properties, Ltd..............................     1,721          6,591
   Challenger, Ltd..........................................    74,729        308,071
   Clough, Ltd..............................................    65,000         54,641
 #*Coal of Africa, Ltd......................................    52,185         45,870
   Coca-Cola Amatil, Ltd....................................    11,801        152,744
   Cochlear, Ltd............................................     2,204        150,111
  *Cockatoo Coal, Ltd.......................................   135,281         37,890
  *Coffey International, Ltd................................    48,876         22,719
   Commonwealth Bank of Australia NL........................    51,776      2,792,949
   Computershare, Ltd.......................................     7,697         67,131
   Consolidated Media Holdings, Ltd.........................    33,116        113,527
   Credit Corp. Group, Ltd..................................     3,280         20,434
   Crown, Ltd...............................................    36,305        342,818
   CSG, Ltd.................................................     5,879          4,143
   CSL, Ltd.................................................     9,911        377,416
   CSR, Ltd.................................................    98,183        177,560
  *Cue Energy Resources, Ltd................................    65,014         18,179
   Customers, Ltd...........................................    30,668         39,162
   Data#3, Ltd..............................................     8,941         10,391
  #David Jones, Ltd.........................................   101,808        262,138
   Decmil Group, Ltd........................................    14,064         43,304
   Devine, Ltd..............................................    13,350          9,254
  *Downer EDI, Ltd..........................................    80,333        299,890
 #*Drillsearch Energy, Ltd..................................    59,284         86,589
   DUET Group...............................................   133,808        256,887
   DuluxGroup, Ltd..........................................    15,629         50,218
   DWS, Ltd.................................................    11,284         17,671
   Echo Entertainment Group, Ltd............................   146,235        681,207
  *Elders, Ltd..............................................   103,979         25,834
   Emeco Holdings, Ltd......................................   102,809        110,767
  *Energy Resources of Australia, Ltd.......................    20,010         33,298
  *Energy World Corp., Ltd..................................   122,411         73,429
   Envestra, Ltd............................................   167,485        136,853
   Euroz, Ltd...............................................     3,934          5,440
  *Evolution Mining, Ltd....................................    26,481         48,192
  *Fairfax Media, Ltd.......................................   471,068        336,157
   Finbar Group, Ltd........................................       595            589
   FKP Property Group, Ltd..................................   202,190        106,223
   Fleetwood Corp., Ltd.....................................     6,057         82,321
   Flight Centre, Ltd.......................................     9,755        213,420
  *Focus Minerals, Ltd...................................... 1,002,633         49,020
   Forge Group, Ltd.........................................     5,619         36,512
   Fortescue Metals Group, Ltd..............................    22,863        132,819
  *Gindalbie Metals, Ltd....................................    30,416         18,408
  *Gloucester Coal, Ltd.....................................    11,151         90,905
   Goodman Fielder, Ltd.....................................   353,257        241,600
   GrainCorp, Ltd...........................................    28,424        272,140
   Grange Resources, Ltd....................................   167,580        103,494
  *Gryphon Minerals, Ltd....................................    24,451         24,028
   GUD Holdings, Ltd........................................    11,256         99,028
  *Gunns, Ltd...............................................   133,137         22,196
   GWA Group, Ltd...........................................    36,918         75,371
   Harvey Norman Holdings, Ltd..............................   109,034        228,624
  *Hastie Group, Ltd........................................     2,637            440
   HFA Holdings, Ltd........................................    13,456         11,087
  *Highlands Pacific, Ltd...................................    48,954          8,341

                                     1110

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
AUSTRALIA -- (Continued)
   Hills Holdings, Ltd......................................  39,391     $   45,048
  *Horizon Oil, Ltd......................................... 133,673         45,467
  *Icon Energy, Ltd.........................................  52,698         14,180
   iiNet, Ltd...............................................  27,956         91,590
   Iluka Resources, Ltd.....................................  20,683        361,299
   Imdex, Ltd...............................................  46,977        122,231
   IMF Australia, Ltd.......................................   1,965          2,943
   Incitec Pivot, Ltd....................................... 187,931        635,154
   Independence Group NL....................................  32,310        145,360
   Industrea, Ltd...........................................  45,486         46,253
  *Infigen Energy, Ltd......................................  86,150         21,915
   Insurance Australia Group, Ltd........................... 247,250        906,912
  *Integra Mining, Ltd...................................... 151,656         81,364
   Invocare, Ltd............................................  12,546        109,537
   IOOF Holdings, Ltd.......................................  38,169        246,312
   Iress Market Technology, Ltd.............................   8,789         61,444
   James Hardie Industries SE...............................  28,661        221,521
   James Hardie Industries SE Sponsored ADR.................   1,236         48,247
   JB Hi-Fi, Ltd............................................   6,986         70,096
   Jetset Travelworld, Ltd..................................  25,000         11,695
  *Kagara, Ltd..............................................  60,876          7,612
  #Kingsgate Consolidated, Ltd..............................  18,511        118,767
  *Kingsrose Mining, Ltd....................................  24,610         30,123
   Leighton Holdings, Ltd...................................   4,219         89,947
   Lend Lease Group NL......................................  68,655        528,791
  *Linc Energy, Ltd.........................................  53,155         61,330
  *M2 Telecommunications Group, Ltd.........................   3,581         11,618
   MacMahon Holdings, Ltd................................... 117,721         85,236
  *Macquarie Atlas Roads Group NL...........................  12,983         22,262
   Macquarie Group, Ltd.....................................  42,734      1,288,023
   Matrix Composites & Engineering, Ltd.....................   2,049          6,511
   McMillan Shakespeare, Ltd................................   5,584         63,790
   McPherson's, Ltd.........................................   4,994         10,064
   Medusa Mining, Ltd.......................................  11,455         68,084
   Melbourne IT, Ltd........................................  27,781         53,896
   Mermaid Marine Australia, Ltd............................  28,992         96,468
  *Mesoblast, Ltd...........................................   5,809         45,347
  *Metals X, Ltd............................................ 100,801         21,998
   Metcash, Ltd.............................................  61,710        253,897
  *Metgasco, Ltd............................................  12,958          4,416
  *Miclyn Express Offshore, Ltd.............................   4,019          8,666
   Mincor Resources NL......................................  34,793         25,157
  *Mineral Deposits, Ltd....................................  17,126        106,555
   Mineral Resources, Ltd...................................  23,936        295,691
  *Mirabela Nickel, Ltd.....................................  69,979         35,337
  *Molopo Energy, Ltd.......................................  25,864         18,285
  *Moly Mines, Ltd..........................................  21,343          4,432
   Monadelphous Group, Ltd..................................   4,671        112,372
   Mortgage Choice, Ltd.....................................  10,686         14,907
   Mount Gibson Iron, Ltd................................... 119,718        136,735
   Myer Holdings, Ltd....................................... 109,721        267,482
   National Australia Bank, Ltd............................. 137,265      3,588,009
   Navitas, Ltd.............................................  25,073        102,539
   New Hope Corp., Ltd......................................  25,345        128,634
  *Newcrest Mining, Ltd.....................................  26,907        733,217
  *Nexus Energy, Ltd........................................ 184,868         39,873
   NIB Holdings, Ltd........................................  74,922        127,742
   Norfolk Group, Ltd.......................................   4,633          6,026
  *Northern Iron, Ltd.......................................   2,017          2,134
  *Northern Star Resources, Ltd.............................  38,476         34,833
  *Norton Gold Fields, Ltd.................................. 129,944         31,102

                                     1111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
AUSTRALIA -- (Continued)
   NRW Holdings, Ltd........................................  33,424     $  141,112
   Nufarm, Ltd..............................................  38,282        194,843
   Oakton, Ltd..............................................   1,390          1,877
   Oil Search, Ltd..........................................  35,591        270,185
   OneSteel, Ltd............................................ 249,317        334,042
  *OPUS Group, Ltd..........................................   1,248            976
   Orica, Ltd...............................................  15,629        434,949
   Origin Energy, Ltd....................................... 127,721      1,754,750
   OrotonGroup, Ltd.........................................   2,881         25,392
   OZ Minerals, Ltd.........................................  59,417        572,100
   Pacific Brands, Ltd...................................... 194,501        124,082
 #*Paladin Energy, Ltd...................................... 155,585        254,990
  *PanAust, Ltd.............................................  39,539        132,527
   Panoramic Resources, Ltd.................................  62,268         69,744
   Patties Foods, Ltd.......................................   1,438          2,575
   Peet, Ltd................................................  17,958         15,776
  *Perilya, Ltd.............................................  49,865         20,058
   Perpetual Trustees Australia, Ltd........................   5,773        152,292
  *Perseus Mining, Ltd......................................  16,940         45,463
   Platinum Asset Mangement, Ltd............................  14,428         65,714
   PMP, Ltd.................................................  73,062         39,971
   Premier Investments, Ltd.................................  10,054         55,994
   Primary Health Care, Ltd.................................  87,671        257,490
  *Prime Aet&D Holdings No.1, Ltd...........................       4             --
   Prime Media Group, Ltd...................................  39,708         28,586
   PrimeAg, Ltd.............................................  14,476         16,621
   Programmed Maintenance Service, Ltd......................  22,341         59,452
  *Qantas Airways, Ltd...................................... 140,613        238,366
   QBE Insurance Group, Ltd.................................  96,780      1,388,603
   QR National, Ltd.........................................  47,048        177,538
  *Ramelius Resources, Ltd..................................  61,433         48,958
   Ramsay Health Care, Ltd..................................   9,989        208,185
   REA Group, Ltd...........................................   1,757         25,526
  *Red Fork Energy, Ltd.....................................  13,449         15,139
   Redflex Holdings, Ltd....................................   4,333          9,065
   Reece Australia, Ltd.....................................     591         11,406
  *Reed Resources, Ltd......................................  19,892          4,234
  *Regis Resources, Ltd.....................................  16,161         70,691
   Reject Shop, Ltd. (The)..................................   2,325         28,689
  *Resolute Mining, Ltd.....................................  80,829        140,744
   Retail Food Group, Ltd...................................   3,418          9,660
  *Rex Minerals, Ltd........................................   5,211          5,800
  *Rialto Energy, Ltd.......................................  66,906         26,691
   Ridley Corp., Ltd........................................  46,015         58,010
   Rio Tinto, Ltd...........................................  19,154      1,310,610
  *Roc Oil Co., Ltd......................................... 146,774         60,724
   Ruralco Holdings, Ltd....................................   1,300          4,411
   SAI Global, Ltd..........................................  24,140        131,659
  *Salinas Energy, Ltd......................................  89,920         38,823
   Salmat, Ltd..............................................  11,000         25,357
 #*Samson Oil & Gas, Ltd. Sponsored ADR.....................  12,700         24,765
   Santos, Ltd.............................................. 100,470      1,457,515
  *Saracen Mineral Holdings, Ltd............................  60,030         35,946
   Sedgman, Ltd.............................................  11,987         26,683
   Seek, Ltd................................................  14,552        107,621
   Select Harvests, Ltd.....................................   2,843          4,201
 #*Senex Energy, Ltd........................................  53,509         62,975
   Servcorp, Ltd............................................   9,992         30,678
   Seven Group Holdings, Ltd................................  22,576        236,708
   Seven West Media, Ltd....................................   8,909         27,396
   Sigma Pharmaceuticals, Ltd............................... 212,760        146,451

                                     1112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
AUSTRALIA -- (Continued)
  *Silex System, Ltd........................................   6,346     $    24,310
  *Silver Lake Resources, Ltd...............................  14,012          46,768
   Sims Metal Management, Ltd...............................  30,961         458,734
   Sims Metal Management, Ltd. Sponsored ADR................   4,871          71,604
   Skilled Group, Ltd.......................................  19,198          48,721
   SMS Management & Technology, Ltd.........................   8,481          53,347
   Sonic Healthcare, Ltd....................................  32,742         428,319
   Southern Cross Media Group, Ltd.......................... 106,921         148,553
   SP Ausnet, Ltd...........................................  69,316          79,609
   SP Telemedia, Ltd........................................  80,192         150,931
   Spark Infrastructure Group, Ltd.......................... 102,507         154,587
  *Specialty Fashion Group, Ltd.............................   8,094           3,745
   Spotless Group, Ltd......................................  45,294         120,817
  *St. Barbara, Ltd.........................................  73,276         173,676
  *Starpharma Holdings, Ltd.................................  16,423          31,630
  *Straits Resources, Ltd...................................  21,527          17,426
   STW Communications Group, Ltd............................  56,702          54,314
   Suncorp Group, Ltd....................................... 157,875       1,331,254
  *Sundance Energy Australia, Ltd...........................  22,232          18,067
  *Sunland Group, Ltd.......................................  21,844          17,399
   Super Retail Group, Ltd..................................  25,199         202,694
   Sydney Airport, Ltd......................................  28,742          86,876
   TABCORP Holdings, Ltd.................................... 126,973         378,745
 #*Tanami Gold NL...........................................   5,827           5,149
  *Tap Oil, Ltd.............................................  49,618          41,058
   Tassal Group, Ltd........................................  24,227          37,288
   Tatts Group, Ltd......................................... 298,083         800,528
   Telstra Corp., Ltd.......................................  58,938         217,304
   Telstra Corp., Ltd. ADR..................................     600          11,088
  #Ten Network Holdings, Ltd................................ 148,119         124,285
  *Texon Petroleum, Ltd.....................................  20,289          12,504
   TFS Corp., Ltd...........................................  27,337          14,335
   Thakral Holdings Group, Ltd..............................  22,865          17,868
   Thorn Group, Ltd.........................................  26,760          40,917
   Toll Holdings, Ltd....................................... 137,837         835,448
   Tox Free Solutions, Ltd..................................  21,710          56,908
   Transfield Services, Ltd.................................  84,903         200,228
  *Transpacific Industries Group, Ltd....................... 193,570         169,480
   Transurban Group, Ltd....................................  38,642         235,951
   Treasury Wine Estates, Ltd...............................  45,252         202,183
   Troy Resources, Ltd......................................  16,220          74,950
   Trust Co., Ltd. (The)....................................   1,137           6,219
   UGL, Ltd.................................................  26,972         365,578
   UXC, Ltd.................................................  31,427          18,059
   Village Roadshow, Ltd....................................   6,668          22,481
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 312,963         129,689
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 312,963           1,630
   Washington H. Soul Pattinson & Co., Ltd..................   9,507         136,793
   Watpac, Ltd..............................................  32,558          31,099
   WDS, Ltd.................................................  33,762          21,027
   Webjet, Ltd..............................................  12,221          44,886
   Wesfarmers, Ltd..........................................  65,232       2,048,403
   Western Areas NL.........................................  11,269          58,738
   Westpac Banking Corp..................................... 129,797       3,058,822
   Whitehaven Coal, Ltd.....................................  24,481         134,775
   WHK Group, Ltd...........................................  37,000          34,353
   Wide Bay Australia, Ltd..................................   1,410           9,666
   Woodside Petroleum, Ltd..................................   9,827         355,378
   Woolworths, Ltd..........................................  11,286         304,313
   WorleyParsons, Ltd.......................................   5,578         163,331
                                                                         -----------
TOTAL AUSTRALIA.............................................              62,259,018
                                                                         -----------

                                     1113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
AUSTRIA -- (0.4%)
   Agrana Beteiligungs AG...................................     753     $   84,649
   Andritz AG...............................................   3,122        163,545
  *A-TEC Industries AG......................................   3,557             --
   Atrium European Real Estate, Ltd.........................  17,616         85,889
  *Austria Technologie & Systemtechnik AG...................     770          9,783
  *CA Immobilien Anlagen AG.................................   5,017         56,866
   Erste Group Bank AG......................................  22,129        510,275
   EVN AG...................................................   3,428         44,594
   Flughafen Wien AG........................................   2,248        100,132
  *Immofinanz Immobilien Anlagen AG.........................  85,673        301,629
  *Intercell AG.............................................   4,255         14,400
  *Kapsch TrafficCom AG.....................................     655         58,541
  *Lenzing AG...............................................     441         45,552
   Mayr-Melnhof Karton AG...................................     732         74,621
   Oesterreichischen Post AG................................   3,093        109,711
   OMV AG...................................................  18,845        637,464
   Palfinger AG.............................................     168          4,093
   Raiffeisen Bank International AG.........................   7,285        242,400
   RHI AG...................................................   2,057         54,250
  *S IMMO AG................................................   4,858         27,718
   Schoeller-Bleckmann Oilfield Equipment AG................   1,468        131,014
  *Semperit Holding AG......................................     982         42,300
   Strabag SE...............................................   4,207        112,611
   Telekom Austria AG.......................................  15,824        173,629
   Uniqa Versicherungen AG..................................   1,961         33,870
   Verbund AG...............................................   2,572         72,078
   Vienna Insurance Group AG Wiener Versicherung Gruppe.....   7,150        291,156
   Voestalpine AG...........................................  17,303        563,667
   Wienerberger AG..........................................  24,004        280,470
   Zumtobel AG..............................................   2,513         34,618
                                                                         ----------
TOTAL AUSTRIA...............................................              4,361,525
                                                                         ----------
BELGIUM -- (0.7%)
  *Ablynx NV................................................   6,382         24,729
   Ackermans & van Haaren NV................................   4,706        403,606
   Ageas SA................................................. 510,691        930,596
  *Agfa-Gevaert NV..........................................  35,268         77,186
   Anheuser-Busch InBev NV..................................   5,871        423,154
   Anheuser-Busch InBev NV Sponsored ADR....................  13,736        997,508
  *Arseus NV................................................   4,228         71,568
   Banque Nationale de Belgique SA..........................      29         84,477
   Barco NV.................................................   2,305        153,020
  #Bekaert NV...............................................   4,014        119,218
   Belgacom SA..............................................   5,268        149,691
   Colruyt SA...............................................   2,370         97,103
   Compagnie d'Entreprises SA...............................   1,545         89,132
   Compagnie Immobiliere de Belgique SA.....................     189          7,127
   Compagnie Maritime Belge SA..............................   3,221         74,995
  *Deceuninck NV............................................  18,601         28,059
   Delhaize Group SA Sponsored ADR..........................   9,749        474,874
 #*Dexia SA.................................................  98,638         24,902
   D'ieteren SA.............................................   5,700        251,661
   Econocom Group SA........................................   2,034         46,387
   Elia System Operator SA..................................   3,684        157,570
  *Euronav SA...............................................   5,837         54,506
   EVS Broadcast Equipment SA...............................   1,521         76,240
   Exmar NV.................................................   8,774         67,915
  *Galapagos NV.............................................   6,113         93,379
  *Ion Beam Applications SA.................................   3,199         20,934
   KBC Groep NV.............................................  17,975        348,481
  *Kinepolis Group NV.......................................   1,570        146,256

                                     1114

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
BELGIUM -- (Continued)
   Lotus Bakeries NV........................................      19     $   12,478
   Melexis NV...............................................   2,127         37,479
  *Mobistar SA..............................................   1,159         43,886
   Nyrstar NV...............................................  26,530        217,952
   Recticel SA..............................................   6,887         54,251
   Resilux SA...............................................     348         23,677
   Roularta Media Group NV..................................   1,508         31,863
   Sioen Industries NV......................................   4,172         29,124
   Sipef NV.................................................   1,027         94,733
   Solvay SA................................................   8,168        994,990
   Telenet Group Holding NV.................................   4,618        198,283
   Tessenderlo Chemie NV....................................   5,220        165,485
  *ThromboGenics NV.........................................   2,876         90,426
  *TiGenix NV...............................................  10,350          7,671
   UCB SA...................................................  15,172        709,445
   Umicore SA...............................................  11,188        607,549
   Van de Velde NV..........................................     560         27,279
                                                                         ----------
TOTAL BELGIUM...............................................              8,840,845
                                                                         ----------
BRAZIL -- (2.0%)
   AES Tiete SA.............................................   3,400         42,969
  *Aliansce Shopping Centers SA.............................  14,656        138,321
   All America Latina Logistica SA..........................  45,300        205,094
   Amil Participacoes SA....................................   7,440         72,755
   Anhanguera Educacional Participacoes SA..................  15,585        206,203
  *B2W Cia Global Do Varejo SA..............................   5,500         23,603
   Banco Alfa de Investimento SA............................  14,300         42,762
   Banco Bradesco SA........................................  55,648        752,327
   Banco do Brasil SA.......................................  63,797        791,543
   Banco Santander Brasil SA ADR............................  92,645        747,645
   Bematech SA..............................................   6,000         12,906
   BM&F Bovespa SA.......................................... 238,299      1,331,419
   BR Malls Participacoes SA................................  48,200        595,752
   Brasil Brokers Participacoes SA..........................  23,200         79,356
   BRF - Brasil Foods SA....................................   9,416        170,917
   BRF - Brasil Foods SA ADR................................  31,160        574,279
   Brookfield Incorporacoes SA..............................  48,600        128,247
  *Camargo Correa Desenvolvimento Imobiliario SA............  12,400         31,746
   CCR SA...................................................  21,200        164,382
   Centrais Eletricas Brasileiras SA ADR....................   2,700         32,265
   Centrais Eletricas Brasileiras SA Sponsored ADR..........   2,800         23,856
  *Centrais Eletricas Brasilerias SA........................   3,500         29,948
   CETIP SA - Mercados Organizados..........................   9,194        141,324
   Cia de Saneamento Basico do Estado de Sao Paulo ADR......   4,300        340,388
   Cia de Saneamento de Minas Gerais-Copasa SA..............  10,400        243,611
   Cia Energetica de Minas Gerais SA........................   1,719         29,467
   Cia Hering SA............................................   9,177        227,866
   Cia Siderurgica Nacional SA Sponsored ADR................  20,928        186,678
   Cielo SA.................................................   4,453        133,772
   Cosan SA Industria e Comercio............................  25,000        435,039
   CPFL Energia SA..........................................   8,400        117,397
   Cremer SA................................................  10,900        105,789
   Cyrela Brazil Realty SA Empreendimentos e Participacoes..  51,400        414,188
  *Cyrela Commercial Properties SA Empreendimentos e
     Participacoes..........................................     300          3,305
   Diagnosticos da America SA...............................  27,300        195,496
   Direcional Engenharia SA.................................   7,900         40,367
   Duratex SA...............................................  42,840        251,716
   EcoRodovias Infraestrutura e Logistica SA................  11,954         99,024
  *Embraer SA...............................................  55,700        478,351
   Embraer SA ADR...........................................  20,543        711,610
   Energias do Brazil SA....................................  20,400        142,232

                                     1115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
BRAZIL -- (Continued)
   Equatorial Energia SA....................................  11,000     $   80,907
   Estacio Participacoes SA.................................  13,584        169,537
   Eternit SA...............................................  24,972        131,008
   Even Construtora e Incorporadora SA......................  32,400        121,023
   EZ Tec Empreendimentos e Participacoes SA................  13,000        143,562
   Fibria Celulose SA.......................................  10,683         85,244
   Fibria Celulose SA Sponsored ADR.........................  21,681        172,147
   Fleury SA................................................   5,600         72,653
   Gafisa SA................................................  10,200         18,782
   Gafisa SA ADR............................................  24,000         88,320
  *General Shopping Brasil SA...............................   6,700         40,598
   Gerdau SA................................................  29,700        230,913
   Grendene SA..............................................  20,200        104,065
   Guararapes Confeccoes SA.................................   1,200         62,400
   Helbor Empreendimentos SA................................  27,366        132,943
   Hypermarcas SA...........................................  63,000        409,501
  *IdeiasNet SA.............................................  15,400         20,198
   Iguatemi Empresa de Shopping Centers SA..................   6,500        141,720
   Iochpe-Maxion SA.........................................   8,800        152,349
   Itau Unibanco Holding SA.................................   3,700         51,613
  *JBS SA................................................... 107,864        422,708
   JHSF Participacoes SA....................................  23,200         72,783
  *JSL SA...................................................  14,000         70,362
  *Kepler Weber SA.......................................... 145,000         18,257
  *Kroton Educacional SA Common Shares......................   1,133          1,932
  *Kroton Educacional SA Unit Shares........................  12,488        183,440
   Light SA.................................................   7,300         94,287
   Localiza Rent a Car SA...................................   6,900        118,007
  *Log-in Logistica Intermodal SA...........................   5,000         20,434
   Lojas Americanas SA......................................  25,785        223,065
   Lojas Renner SA..........................................   8,000        254,209
   LPS Brasil Consultoria de Imoveis SA.....................   2,300         39,698
  *Lupatech SA..............................................   2,100          5,608
   M. Dias Branco SA........................................   6,316        182,242
  *Magnesita Refratarios SA.................................  13,123         46,127
   Mahle-Metal Leve SA Industria e Comercio.................   2,300         74,810
   Marfrig Alimentos SA.....................................  27,500        152,205
   Marisa Lojas SA..........................................   3,200         37,823
   Mills Estruturas e Servicos de Engenharia SA.............   3,300         42,917
   Minerva SA...............................................  15,200         68,897
  *MMX Mineracao e Metalicos SA.............................  50,026        232,002
  *MPX Energia SA...........................................   6,100        163,753
   MRV Engenharia e Participacoes SA........................  58,000        338,966
   Multiplan Empreendimentos Imobiliarios SA................   9,675        227,898
  *Multiplus SA.............................................   2,600         56,579
   Natura Cosmeticos SA.....................................   6,100        137,831
   Obrascon Huarte Lain Brasil SA...........................  15,270        131,940
   OdontoPrev SA............................................  51,900        274,182
   Oi SA....................................................  10,606         71,219
   Oi SA ADR (670851104)....................................   2,918         19,463
  *Oi SA ADR (670851203)....................................  14,592        261,635
  *OSX Brasil SA............................................  15,000        116,229
   Paranapanema SA..........................................  28,800         43,967
   PDG Realty SA Empreendimentos e Participacoes............ 208,547        490,145
   Petroleo Brasileiro SA ADR...............................  90,141      2,121,919
   Porto Seguro SA..........................................  28,377        278,537
   Positivo Informatica SA..................................   7,200         25,496
   Profarma Distribuidora de Produtos Farmaceuticos SA......   3,400         17,106
  *QGEP Participacoes SA....................................   3,500         23,540
   Raia Drogasil SA.........................................   9,750        104,244
   Redecard SA..............................................  11,163        185,996

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CONTINUED

                                                             SHARES          VALUE++
                                                             -------       -----------
BRAZIL -- (Continued)
   Restoque Comercio e Confeccoes de Roupas SA..............   2,200       $    42,184
   Rodobens Negocios Imobiliarios SA........................   4,000            23,335
   Rossi Residencial SA.....................................  35,100           146,944
   Santos Brasil Participacoes SA...........................   5,850           102,198
   Sao Martinho SA..........................................   9,800           118,506
   SLC Agricola SA..........................................  15,400           152,130
  *Sonae Sierra Brasil SA...................................   1,337            21,604
   Souza Cruz SA............................................   7,500           116,544
  *Springs Global Participacoes SA..........................  10,400            17,732
   Sul America SA...........................................  31,577           259,420
   Tecnisa SA...............................................  24,255           109,050
   Tegma Gestao Logistica SA................................   3,550            54,102
   Telefonica Brasil SA.....................................   3,673            94,034
  *Tempo Participacoes SA...................................  15,600            39,529
   Tim Participacoes SA.....................................  12,200            72,068
  *Tim Participacoes SA ADR.................................   6,220           186,165
   Totvs SA.................................................  17,500           339,690
   Tractebel Energia SA.....................................   2,700            46,389
   Triunfo Participacoes e Investimentos SA.................   4,800            23,016
   Usinas Siderurgicas de Minas Gerais SA...................  18,960           180,136
   Vale SA Sponsored ADR....................................  52,700         1,169,940
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA...........................  10,175           156,350
  *Vanguarda Agro SA........................................ 182,880            38,377
  *Viver Incorporadora e Construtora SA.....................  38,650            48,866
   WEG Industrias SA........................................  22,128           233,800
                                                                           -----------
TOTAL BRAZIL................................................                24,169,965
                                                                           -----------

CANADA -- (8.2%)
  *5N Plus, Inc.............................................   7,800            24,477
   Aastra Technologies, Ltd.................................   1,700            31,682
  *Absolute Software Corp...................................   6,980            47,059
  *Advantage Oil & Gas, Ltd.................................  30,765            96,545
   Aecon Group, Inc.........................................  13,100           177,169
 #*AEterna Zentaris, Inc....................................  14,956             9,538
   AG Growth International, Inc.............................   2,000            82,523
   AGF Management, Ltd. Class B.............................  19,800           273,594
   Agnico-Eagle Mines, Ltd..................................  12,285           490,728
   Agrium, Inc..............................................  11,437         1,007,489
  *Ainsworth Lumber Co., Ltd................................   7,780             9,845
  *Air Canada Class A.......................................   4,133             4,184
   Alamos Gold, Inc.........................................   9,100           166,552
  *Alexco Resource Corp.....................................   4,900            31,150
   Algoma Central Corp......................................     360            42,729
   Algonquin Power & Utilities Corp.........................  34,927           224,514
   Alimentation Couche-Taro, Inc. Class B...................  15,485           671,693
   Alliance Grain Traders, Inc..............................   4,411            59,700
   AltaGas, Ltd.............................................  12,693           410,786
  *Alterra Power Corp.......................................  20,706             9,852
  *Altius Minerals Corp.....................................   2,400            29,251
   Amerigo Resources, Ltd...................................  42,500            34,848
  *Anderson Energy, Ltd.....................................  30,500            12,968
  *Angle Energy, Inc........................................  13,695            69,317
  *Antrim Energy, Inc.......................................  36,800            30,920
   ARC Resources, Ltd.......................................  22,283           458,811
  *Argonaut Gold, Inc.......................................  16,193           132,285
  *Arsenal Energy, Inc......................................  42,000            25,510
   Astral Media, Inc. Class A...............................  11,343           560,576
   Atco, Ltd. Class I.......................................   3,600           266,397
  *Atna Resource, Ltd.......................................   4,600             5,728
  *Atrium Innovations, Inc..................................   6,300            71,683
  *ATS Automation Tooling System, Inc.......................  19,657           187,247

                                     1117

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
CANADA -- (Continued)
  *Aura Minerals, Inc....................................... 21,224     $   16,114
  *AuRico Gold, Inc......................................... 43,163        396,740
  *Aurizon Mines, Ltd....................................... 20,000        108,114
   AvenEx Energy Corp.......................................  9,077         35,468
  *Avion Gold Corp.......................................... 48,077         48,668
  *B2Gold Corp.............................................. 29,400        111,011
  *Baja Mining Corp.........................................  3,859          1,543
  *Ballard Power Systems, Inc............................... 23,900         34,355
   Bank of Montreal......................................... 40,883      2,428,107
   Bank of Nova Scotia...................................... 42,381      2,351,044
  *Bankers Petroleum, Ltd................................... 18,459         63,906
   Barrick Gold Corp........................................ 29,995      1,213,342
   Baytex Energy Corp.......................................  1,522         80,441
   BCE, Inc................................................. 21,200        858,859
   Bell Aliant, Inc.........................................  8,152        215,879
  *Bellatrix Exploration, Ltd............................... 27,800        117,915
  *Birchcliff Energy, Ltd................................... 11,600         79,498
   Bird Construction, Inc...................................  2,700         40,096
   Black Diamond Group, Ltd.................................  4,394         90,740
  *BlackPearl Resources, Inc................................ 39,100        175,739
  *BNK Petroleum, Inc....................................... 10,581         13,175
   Bombardier, Inc. Class A.................................  7,100         30,331
   Bombardier, Inc. Class B................................. 54,332        229,901
   Bonavista Energy Corp.................................... 22,771        410,770
   Bonterra Energy Corp.....................................    800         40,209
  *Boralex, Inc. Class A....................................  4,200         34,438
  *Brigus Gold Corp......................................... 24,906         20,674
   Brookfield Asset Management, Inc. Class A................  9,700        320,109
   Brookfield Properties Corp...............................  8,100        146,691
  *C&C Energia, Ltd.........................................  4,900         36,508
   CAE, Inc................................................. 26,952        294,662
   Calfrac Well Services, Ltd...............................  6,000        164,600
   Calian Technologies, Ltd.................................  1,800         38,083
  *Calvalley Petroleum, Inc. Class A........................ 10,000         17,209
   Cameco Corp.............................................. 44,846        992,391
   Canaccord Financial, Inc. (B01R1T5)...................... 15,582        123,034
  *Canaccord Financial, Inc. (B0BV8K7)......................  2,157         16,642
   Canada Bread Co., Ltd....................................    900.       43,276..
   Canadian Energy Services & Technology Corp...............  2,100         24,702
   Canadian Helicopters Group, Inc..........................    200          6,815
   Canadian Imperial Bank of Commerce....................... 18,241      1,376,223
   Canadian National Railway Co.............................  6,500        554,689
   Canadian National Resources, Ltd......................... 30,720      1,067,278
   Canadian Oil Sands, Ltd.................................. 10,508        232,211
   Canadian Pacific Railway, Ltd............................ 13,872      1,073,558
   Canadian Tire Corp. Class A..............................  9,261        647,712
   Canadian Utilities, Ltd. Class A......................... 10,340        728,411
   Canadian Western Bank.................................... 13,804        400,908
  *Canadian Zinc Corp.......................................    679            357
   Canam Group, Inc. Class A................................  4,700         23,599
  *Canfor Corp.............................................. 22,904        250,869
   Canfor Pulp Products, Inc................................  7,802         96,671
   CanWel Building Materials Group, Ltd.....................  2,200          5,590
   Canyon Services Group, Inc...............................  4,100         46,111
   Capital Power Corp.......................................  4,824        114,368
   Capstone Infrastructure Corp............................. 14,438         54,370
  *Capstone Mining Corp..................................... 51,365        153,390
  *Cardiome Pharma Corp.....................................  5,100          2,839
   Cascades, Inc............................................ 15,187         65,185
  *Cash Store Financial Services, Inc. (The)................  2,500         14,273
   Cathedral Energy Services, Ltd...........................  6,216         35,804

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
CANADA -- (Continued)
   CCL Industries, Inc. Class B.............................   5,735     $219,798
  *Celestica, Inc...........................................  43,600      390,606
  *Celtic Exploration, Ltd..................................  11,800      172,966
   Cenovus Energy, Inc......................................  20,055      727,815
   Centerra Gold, Inc.......................................   5,500       71,210
  *Cequence Energy, Ltd.....................................  19,274       30,437
  *CGI Group, Inc. Class A..................................  27,460      616,276
 #*China Gold International Resources Corp., Ltd............  11,675       53,065
  *Chinook Energy, Inc......................................   5,456        7,346
   Churchill Corp. Class A (The)............................   4,006       57,625
   CI Financial Corp........................................   4,800      114,916
   Cineplex, Inc............................................   8,595      261,717
  *Claude Resources, Inc....................................  32,900       29,641
   CML HealthCare, Inc......................................   5,885       63,684
   Cogeco Cable, Inc........................................   2,800      138,887
   Cogeco, Inc..............................................     630       32,697
   Colabor Group, Inc.......................................   4,766       37,198
  *COM DEV International, Ltd...............................  13,300       33,794
  *Compton Petroleum Corp...................................     233          375
   Computer Modelling Group, Ltd............................   1,462       24,390
  *Connacher Oil & Gas, Ltd................................. 111,132       96,749
   Constellation Software, Inc..............................     500       47,674
   Contrans Group, Inc. Class A.............................   2,500       22,524
   Corby Distilleries, Ltd. Class A.........................   1,300       21,319
 #*Corridor Resources, Inc..................................   9,600        7,483
   Corus Entertainment, Inc. Class B........................  16,562      408,413
  *Cott Corp................................................  19,200      124,974
   Crescent Point Energy Corp...............................  18,100      790,804
  *Crew Energy, Inc.........................................  23,007      163,030
  *Crocotta Energy, Inc.....................................   5,281       12,830
   Davis & Henderson Corp...................................  13,498      258,796
  *Delphi Energy Corp.......................................  23,300       30,663
  *Denison Mines Corp.......................................  78,945      144,648
  *Descartes Systems Group, Inc. (The)......................   9,700       83,857
   Dollarama, Inc...........................................   5,057      281,454
   Dorel Industries, Inc. Class B...........................   5,700      172,468
  *DragonWave, Inc..........................................   9,100       36,111
  *Duluth Metals, Ltd.......................................   2,700        5,685
  *Dundee Precious Metals, Inc..............................  19,700      153,356
  *Eastern Platinum, Ltd.................................... 156,800       60,317
  *Eastmain Resources, Inc..................................   5,600        5,952
   E-L Financial Corp., Ltd.................................     184       78,696
   Eldorado Gold Corp.......................................  39,568      560,765
   Emera, Inc...............................................   3,544      125,422
   Empire Co., Ltd. Class A.................................   5,512      324,409
   Enbridge Income Fund Holdings, Inc.......................   5,225      118,056
   Enbridge, Inc............................................  15,369      643,947
   Encana Corp..............................................  45,510      953,183
  *Endeavour Mining Corp....................................  27,895       57,323
  *Endeavour Mining Corp....................................   2,265        4,767
  *Endeavour Silver Corp....................................   2,400       22,303
   Enerflex, Ltd............................................   9,300      114,950
   Enerplus Corp............................................  22,782      421,577
   Enghouse Systems, Ltd....................................   2,022       28,656
   Ensign Energy Services, Inc..............................  26,581      384,245
  *Epsilon Energy, Ltd......................................  14,800       31,612
  *Equal Energy, Ltd........................................   2,755        8,060
   Equitable Group, Inc.....................................   3,000       87,857
   Essential Energy Services, Ltd...........................  22,949       56,452
  *Etrion Corp..............................................   7,034        3,028
   Evertz Technologies, Ltd.................................   4,665       66,113

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
CANADA -- (Continued)
  *Excellon Resources, Inc.................................. 14,500     $    7,926
   Exchange Income Corp.....................................    295          7,502
  *EXFO, Inc................................................  5,100         35,984
  *Fairborne Energy, Ltd.................................... 12,865         23,832
   Fairfax Financial Holdings, Ltd..........................  3,130      1,283,210
   Finning International, Inc...............................  8,156        227,874
   Firm Capital Mortgage Investment Corp....................    500          6,706
   First Capital Realty, Inc................................  5,800        107,915
  *First Majestic Silver Corp............................... 16,200        254,844
   First National Financial Corp............................    800         13,063
   First Quantum Minerals, Ltd.............................. 39,500        820,509
  *FirstService Corp........................................  2,200         60,131
  *Flint Energy Services, Ltd............................... 10,803        272,413
   Fortis, Inc..............................................  9,300        322,537
  *Fortress Paper, Ltd. Class A.............................  1,649         41,765
  *Fortuna Silver Mines, Inc................................ 13,100         55,034
   Gamehost, Inc............................................  1,100         13,307
  *Garda World Security Corp. Class A.......................  1,700         13,406
  *Genesis Land Development Corp............................ 12,700         41,783
   Genivar, Inc.............................................  3,817        102,704
   Genworth MI Canada, Inc..................................  7,883        163,828
   George Weston, Ltd.......................................  5,160        329,757
   Gildan Activewear, Inc................................... 16,914        487,122
   Glacier Media, Inc.......................................  1,400          3,047
  *Glentel, Inc.............................................    800         13,848
  *GLG Life Tech Corp.......................................  2,421          1,716
   Gluskin Sheff & Associates, Inc..........................    900         13,939
  *GLV, Inc. Class A........................................  6,118         20,252
   GMP Capital, Inc.........................................  9,169         57,083
   Goldcorp, Inc............................................ 32,117      1,229,930
  *Golden Star Resources, Ltd............................... 45,600         70,164
  *Gran Tierra Energy, Inc.................................. 51,696        333,354
 #*Great Basin Gold, Ltd.................................... 67,300         47,008
  *Great Canadian Gaming Corp............................... 11,000         91,309
  *Great Panther Silver, Ltd................................ 14,400         32,507
   Great-West Lifeco, Inc................................... 14,700        372,020
   Groupe Aeroplan, Inc..................................... 38,180        490,850
   Guardian Capital Group, Ltd. Class A.....................  3,750         37,411
  *Guide Exploration, Ltd. Class A.......................... 23,908         48,162
  *Guyana Goldfields, Inc...................................  6,900         19,139
  *Hanfeng Evergreen, Inc...................................  6,300         16,007
  *Harry Winston Diamond Corp............................... 13,700        195,546
  *Heroux-Devtek, Inc.......................................  6,091         53,335
  *High River Gold Mines, Ltd............................... 58,259         68,412
   Home Capital Group, Inc..................................  4,100        199,470
   Horizon North Logistics, Inc............................. 10,977         65,339
   HudBay Minerals, Inc..................................... 33,937        357,286
   Husky Energy, Inc........................................ 21,200        553,043
   IAMGOLD Corp............................................. 33,500        415,422
   IBI Group, Inc...........................................  1,981         29,399
   IGM Financial, Inc.......................................  3,400        159,528
  *Imax Corp................................................  5,500        131,675
  *Imperial Metals Corp.....................................  4,800         74,343
   Imperial Oil, Ltd........................................  3,300        153,634
   Indigo Books & Music, Inc................................  1,800         16,764
   Industrial Alliance Insurance & Financial Services, Inc.. 18,036        575,122
   Inmet Mining Corp........................................ 11,624        639,417
   Innergex Renewable Energy, Inc........................... 12,780        133,770
   Intact Financial Corp.................................... 14,100        910,359
  *International Forest Products, Ltd. Class A..............  6,940         33,019
 #*International Minerals Corp..............................  4,000         21,461

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
CANADA -- (Continued)
  *Intertape Polymer Group, Inc.............................  12,470     $   67,535
 #*Ivanhoe Energy, Inc......................................  31,000         27,929
  *Ivanhoe Mines, Ltd.......................................   5,750         67,113
 #*Jaguar Mining, Inc.......................................  19,700         54,841
   Jean Coutu Group PJC, Inc. Class A (The).................  14,900        213,428
   Just Energy Group, Inc...................................  17,846        234,671
  *Katanga Mining, Ltd......................................  75,489         62,662
   K-Bro Linen, Inc.........................................   2,129         49,893
   Keyera Corp..............................................   2,500        102,217
   Killam Properties, Inc...................................   8,635        117,657
   Kinross Gold Corp........................................  69,281        620,678
  *Kirkland Lake Gold, Inc..................................   1,800         23,506
  *La Mancha Resources, Inc.................................   4,400         12,694
   Laurentian Bank of Canada................................   5,600        249,601
  *Legacy Oil & Gas, Inc....................................  26,342        229,861
   Leisureworld Senior Care Corp............................   4,223         51,727
   Leon's Furniture, Ltd....................................   4,744         57,676
   Linamar Corp.............................................   9,842        194,578
   Liquor Stores N.A., Ltd..................................     870         15,659
   Loblaw Cos., Ltd.........................................  10,647        359,445
  *Lundin Mining Corp.......................................  96,536        469,072
   MacDonald Dettweiler & Associates, Ltd...................   5,145        233,643
   Magna International, Inc.................................  34,872      1,528,176
   Major Drilling Group International, Inc..................   6,000         90,074
   Manitoba Telecom Services, Inc...........................   4,000        138,887
   Manulife Financial Corp.................................. 113,172      1,547,759
   Maple Leaf Foods, Inc....................................  15,875        207,467
  *Martinrea International, Inc.............................  14,801        139,192
  *MEG Energy Corp..........................................   8,300        361,374
  *MEGA Brands, Inc.........................................   4,100         24,695
   Melcor Developments, Ltd.................................     100          1,549
  *Mercator Minerals, Ltd...................................  15,420         18,575
   Methanex Corp............................................  18,500        651,344
   Metro, Inc...............................................  12,975        715,835
   MI Developments, Inc.....................................   5,902        208,633
  *Migao Corp...............................................  14,924         42,603
  *Minera Andes Acquisition Corp............................  18,000         67,237
  *Miranda Technologies, Inc................................   2,442         29,714
  *Mood Media Corp..........................................   6,100         25,688
   Morneau Shepell, Inc.....................................   7,175         85,924
   Mullen Group, Ltd........................................  11,071        239,833
   NAL Energy Corp..........................................  30,638        235,092
   National Bank of Canada..................................  18,272      1,426,098
  *Neo Material Technologies, Inc...........................  17,700        195,124
  *New Gold, Inc............................................  55,980        510,017
   Newalta Corp.............................................   8,340        119,294
   Nexen, Inc...............................................  62,518      1,208,148
   Niko Resources, Ltd......................................   6,443        271,456
  *Norbord, Inc.............................................   3,790         43,699
   Nordion, Inc.............................................  13,200        120,528
  *North American Energy Partners, Inc......................   3,938         15,587
 #*North American Palladium, Ltd............................  28,773         86,798
   North West Co., Inc. (The)...............................   3,129         70,445
   Northland Power, Inc.....................................  14,085        251,658
  *Nuvista Energy, Ltd......................................  12,210         38,811
  *OceanaGold Corp..........................................  62,461        144,163
   Onex Corp................................................  13,600        540,090
  *Open Range Energy Corp...................................   2,932          3,562
  *Open Text Corp...........................................   4,600        257,881
  *Orvana Minerals Corp.....................................  32,351         29,474
  *Pace Oil & Gas, Ltd......................................     920          4,377

                                     1121

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
CANADA -- (Continued)
   Pacific Rubiales Energy Corp............................. 23,200     $  665,575
  *Paladin Labs, Inc........................................    983         40,052
   Pan American Silver Corp................................. 23,446        455,945
  *Paramount Resources, Ltd. Class A........................  3,700         99,893
  *Parex Resources, Inc.....................................  7,700         42,169
   Parkland Fuel Corp.......................................  3,228         45,682
   Pason Systems, Inc.......................................  2,400         31,268
  *Patheon, Inc............................................. 12,718         28,195
  *Pembina Pipeline Corp....................................  7,889        238,623
   Pengrowth Energy Corp.................................... 76,412        686,884
   Penn West Petroleum, Ltd................................. 57,337        982,655
  *Perpetual Energy, Inc.................................... 13,463          9,676
  *Petaquilla Minerals, Ltd................................. 21,700          9,226
   PetroBakken Energy, Ltd. Class A......................... 18,846        272,812
  *Petrobank Energy & Resources, Ltd........................ 15,710        225,190
   Petrominerales, Ltd......................................  8,779        128,417
   Peyto Exploration & Development Corp.....................  3,951         67,393
   PHX Energy Services Corp.................................  2,917         28,259
   Poseidon Concepts Corp...................................  2,591         33,651
   Potash Corp. of Saskatchewan, Inc........................  6,500        276,358
  *Precision Drilling Corp.................................. 47,071        433,615
   Premium Brands Holdings Corp.............................  3,200         56,397
  *Primero Mining Corp......................................  9,000         24,781
   Progress Energy Resources Corp........................... 35,457        390,158
   Progressive Waste Solutions, Ltd......................... 23,419        508,042
   Pulse Seismic, Inc.......................................  5,388         11,945
  *QLT, Inc................................................. 15,500        102,774
   Quebecor, Inc. Class B...................................  9,000        353,768
  *Queenston Mining, Inc....................................     41            160
  *Questerre Energy Corp.................................... 32,700         28,799
  *Ram Power Corp........................................... 20,360          6,801
  *Reitmans Canada, Ltd.....................................  2,400         37,585
   Reitmans Canada, Ltd. Class A............................  9,700        149,253
  *Research In Motion, Ltd.................................. 41,269        590,303
   Richelieu Hardware, Ltd..................................  2,868         95,663
  *Richmont Mines, Inc......................................  2,400         16,788
   Ritchie Brothers Auctioneers, Inc........................  4,100         86,744
  *RMP Energy, Inc.......................................... 21,065         40,516
  *Rock Energy, Inc.........................................  8,809         14,089
   Rocky Mountain Dealerships, Inc..........................  1,878         22,319
   Rogers Communications, Inc. Class B......................  4,600        171,688
   Rogers Sugar, Inc........................................ 15,130         85,157
   RONA, Inc................................................ 27,468        294,742
   Royal Bank of Canada..................................... 55,774      3,223,301
   Russel Metals, Inc....................................... 10,876        298,475
  *Sandvine Corp............................................ 27,400         49,649
   Saputo, Inc..............................................  4,200        196,299
  *Savanna Energy Services Corp............................. 18,200        140,758
  *Scorpio Mining Corp...................................... 19,355         19,985
  *Sears Canada, Inc........................................    156          2,168
  *Secure Energy Services, Inc..............................  7,637         59,837
   SEMAFO, Inc.............................................. 23,000        116,880
   Shaw Communictions, Inc. Class B......................... 10,510        216,615
   ShawCor, Ltd. Class A.................................... 10,511        339,957
   Sherritt International Corp.............................. 66,432        379,957
   Shoppers Drug Mart Corp.................................. 11,800        508,385
  *Sierra Wireless, Inc.....................................  7,200         48,979
  *Silver Standard Resources, Inc........................... 11,700        169,012
   Silver Wheaton Corp......................................  7,500        228,982
  *Sino-Forest Corp......................................... 40,797         56,096
   SNC-Lavalin Group, Inc...................................  3,784        142,266

                                     1122

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
CANADA -- (Continued)
  *Softchoice Corp..........................................  1,700     $   23,026
  *Sonde Resources Corp.....................................  8,700         20,696
  *Southern Pacific Resource Corp........................... 77,683        123,462
  *SouthGobi Resources, Ltd................................. 15,700        108,709
  *Sprott Resource Corp..................................... 16,255         67,794
   Sprott Resource Lending Corp............................. 23,054         35,473
   Sprott, Inc..............................................  1,097          4,986
   Stantec, Inc.............................................  8,271        270,188
   Stella-Jones, Inc........................................    500         23,091
  *Stornoway Diamond Corp...................................  1,200          1,057
   Student Transportation, Inc..............................  8,498         57,895
   Sun Life Financial, Inc.................................. 54,557      1,337,623
   Suncor Energy, Inc....................................... 99,388      3,282,918
  *SunOpta, Inc.............................................  4,800         28,182
   Superior Plus Corp....................................... 19,700        148,171
  *Surge Energy, Inc........................................     62            553
  *SXC Health Solutions Corp................................  6,160        558,600
   Talisman Energy, Inc..................................... 73,400        959,992
  *Taseko Mines, Ltd........................................ 32,090        111,098
   Teck Resources, Ltd. Class B............................. 43,200      1,611,937
   Telus Corp...............................................    300         18,012
  #Telus Corp. Non-Voting................................... 12,332        723,679
  *Tembec, Inc..............................................  7,292         22,293
  *Teranga Gold Corp........................................ 13,832         31,564
  *Teranga Gold Corp........................................  7,080         15,696
  *Tethys Petroleum, Ltd....................................  4,500          4,009
  *Thompson Creek Metals Co., Inc........................... 29,340        174,938
   Thomson Reuters Corp..................................... 24,281        725,591
   Tim Hortons, Inc.........................................  5,075        292,936
   TMX Group, Inc...........................................  2,120         96,788
  *Torex Gold Resources, Inc................................ 31,324         54,540
   Toromont Industries, Ltd.................................  9,571        214,508
   Toronto Dominion Bank.................................... 55,000      4,648,428
   Torstar Corp. Class B.................................... 12,400        128,789
   Total Energy Services, Inc...............................  4,600         68,498
  *Tourmaline Oil Corp......................................  8,926        215,142
   TransAlta Corp........................................... 25,070        415,697
   TransCanada Corp......................................... 44,102      1,940,247
   Transcontinental, Inc. Class A........................... 14,411        168,640
   TransForce, Inc.......................................... 11,700        211,651
  *TransGlobe Energy Corp...................................  8,100        111,187
  *Trican Well Service, Ltd................................. 18,900        273,403
   Trilogy Energy Corp......................................  2,800         77,437
   Trinidad Drilling, Ltd................................... 24,442        158,353
   Twin Butte Energy, Ltd................................... 29,800         82,656
   Uni-Select, Inc..........................................  2,996         87,285
  *Uranium One, Inc......................................... 99,395        288,772
  *Ur-Energy, Inc...........................................    600            650
  *Valeant Pharmaceuticals International, Inc............... 28,215      1,569,483
   Valener, Inc.............................................  2,085         31,744
   Veresen, Inc.............................................  6,760        103,263
   Vermilion Energy, Inc....................................  2,600        126,072
   Vero Energy, Inc.........................................  7,049         18,838
   Viterra, Inc............................................. 50,633        815,479
   Wajax Corp...............................................  1,947         98,311
   Wesdome Gold Mines, Ltd..................................  7,360          9,909
   West Fraser Timber Co., Ltd..............................  6,477        284,756
  *Westaim Corp.............................................  3,500          2,374
  *Westfire Energy, Ltd.....................................  3,742         19,508
 #*Westport Innovations, Inc................................  7,700        241,636
  *Whitecap Resources, Inc.................................. 14,669        132,156

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     ------------
CANADA -- (Continued)
   Wi-Lan, Inc..............................................    21,733     $    124,742
   Winpak, Ltd..............................................     6,400           98,865
  *Xtreme Drilling and Coil Services Corp...................       500            1,620
   Yamana Gold, Inc.........................................    80,800        1,185,192
  *Yukon-Nevada Gold Corp...................................    20,500            5,396
   Zargon Oil & Gas, Ltd....................................     5,025           65,874
                                                                           ------------
TOTAL CANADA................................................                100,918,394
                                                                           ------------
CHILE -- (0.5%)
   AES Gener SA.............................................   175,156          110,849
   Aguas Andinas SA Series A................................   284,336          188,092
   Banco de Chile SA Series F ADR...........................     2,156          201,845
   Banco de Credito e Inversiones SA........................     5,600          402,874
   Banco Santander Chile SA................................. 1,227,899           96,946
   Banco Santander Chile SA ADR.............................       324           26,506
   Banmedica SA.............................................    34,214           61,361
   Besalco SA...............................................    42,000           82,251
   CAP SA...................................................     4,639          194,607
   Cencosud SA..............................................    72,724          461,140
   Cia Cervecerias Unidas SA ADR............................     3,200          229,184
   Cia General de Electricidad SA...........................    22,611          127,714
   Colbun SA................................................   415,803          118,287
  *Compania Sud Americana de Vapores SA.....................   120,818           14,196
   Corpbanca SA............................................. 6,662,923           90,515
  *Corpbanca SA ADR.........................................     6,532          131,359
   Cristalerias de Chile SA.................................     2,000           17,728
   E.CL SA..................................................    28,118           75,346
   Embotelladora Andina SA Series B ADR.....................       315           10,238
   Empresa Nacional de Electricidad SA Sponsored ADR........     5,400          294,948
   Empresas CMPC SA.........................................   111,810          459,594
   Empresas Copec SA........................................    31,554          512,240
  *Empresas Hites SA........................................    17,500           13,885
   Empresas Iansa SA........................................   761,908           62,040
   Empresas La Polar SA.....................................    36,416           30,928
   Enersis SA Sponsored ADR.................................    17,981          364,475
   ENTEL Chile SA...........................................    18,601          369,259
   Forus SA.................................................     7,930           36,781
   Grupo Security SA........................................   142,214           55,115
   Inversiones Aguas Metropolitanas SA......................   113,565          200,161
  #Lan Airlines SA Sponsored ADR............................     2,900           81,751
  *Madeco SA................................................ 1,549,482           73,306
   Masisa SA................................................   512,877           57,092
   Molibdenos y Metales SA..................................       967           16,346
  *Multiexport Foods SA.....................................    68,000           18,363
   Parque Arauco SA.........................................    46,352           90,057
   Ripley Corp. SA..........................................   121,975          136,031
   S.A.C.I. Falabella SA....................................     8,570           83,916
   Salfacorp SA.............................................    22,708           58,046
  *Sigdo Koppers SA.........................................    67,237          160,781
  *Sociedad Matriz SAAM SA..................................   134,938           16,134
   Socovesa SA..............................................   110,770           54,963
  *Sonda SA.................................................    70,003          208,523
   Vina Concha Y Toro SA....................................   106,813          224,591
   Vina Concha Y Toro SA Sponsored ADR......................       800           33,592
                                                                           ------------
TOTAL CHILE.................................................                  6,353,956
                                                                           ------------
CHINA -- (4.6%)
  *361 Degrees International, Ltd...........................   173,000           54,640
   Agile Property Holdings, Ltd.............................   320,000          416,349
  *Agricultural Bank of China, Ltd. Series H................ 1,012,000          477,328
   Air China, Ltd. Series H.................................   196,000          141,571

                                     1124

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
CHINA -- (Continued)
   Ajisen China Holdings, Ltd...............................    69,000     $   76,771
  *Alibaba.com, Ltd.........................................    29,500         50,574
   Aluminum Corp. of China, Ltd. ADR........................    15,900        191,277
   AMVIG Holdings, Ltd......................................   130,000         72,652
   Angang Steel Co., Ltd. Series H..........................   202,000        137,296
   Anhui Conch Cement Co., Ltd. Series H....................    82,500        274,440
  *Anhui Expressway Co., Ltd. Series H......................   110,000         62,331
   Anta Sports Products, Ltd................................    88,000         86,833
   Anton Oilfield Services Group............................   338,000         52,426
  *Anxin-China Holdings, Ltd................................   424,000         84,805
   Asia Cement China Holdings Corp..........................   143,500         70,472
   Asian Citrus Holdings, Ltd...............................   127,000         75,357
   AviChina Industry & Technology Co., Ltd. Series H........   296,000        135,300
   Bank of China, Ltd. Series H............................. 3,869,800      1,611,469
   Bank of Communications Co., Ltd. Series H................   417,695        321,962
   Baoye Group Co., Ltd. Series H...........................    53,040         33,504
  *BaWang International Group Holding, Ltd..................   284,000         26,846
   BBMG Corp. Series H......................................   169,500        145,582
   Beijing Capital International Airport Co., Ltd. Series H.   386,000        249,498
   Beijing Capital Land, Ltd. Series H......................   358,000         98,164
  *Beijing Development HK, Ltd..............................    48,000          8,015
   Beijing Enterprises Holdings, Ltd........................   117,500        654,945
  *Beijing Enterprises Water Group, Ltd.....................   541,000        123,490
   Beijing Jingkelong Co., Ltd. Series H....................    38,000         33,568
   Beijing North Star Co., Ltd. Series H....................   102,000         18,820
   Belle International Holdings, Ltd........................   230,000        449,374
   Bosideng International Holdings, Ltd.....................   398,000        114,360
 #*Brilliance China Automotive Holdings, Ltd................   294,000        317,152
 #*BYD Co., Ltd. Series H...................................    51,000        133,253
  *BYD Electronic International Co., Ltd....................   157,500         47,174
   C C Land Holdings, Ltd...................................   243,000         51,538
   C.P. Pokphand Co., Ltd...................................   568,000         70,022
   Central China Real Estate, Ltd...........................    77,696         20,214
 #*Chaoda Modern Agriculture Holdings, Ltd..................   547,200         54,717
  *Chaowei Power Holdings, Ltd..............................   103,000         45,563
   China Aerospace International Holdings, Ltd..............   590,000         52,190
   China Agri-Industries Holdings, Ltd......................   349,000        255,220
  *China All Access Holdings, Ltd...........................    28,000          5,503
   China Aoyuan Property Group, Ltd.........................   301,000         42,148
   China Automation Group, Ltd..............................    72,000         19,762
   China BlueChemical, Ltd. Series H........................   410,000        292,212
  *China CBM Group, Ltd.....................................   130,000          1,533
   China Citic Bank Corp., Ltd. Series H....................   790,000        500,561
   China Coal Energy Co., Ltd. Series H.....................   382,000        436,431
   China Communications Construction Co., Ltd. Series H.....   468,000        466,316
   China Communications Services Corp., Ltd. Series H.......   452,000        230,697
   China Construction Bank Corp. Series H................... 3,488,200      2,711,479
  *China Corn Oil Co., Ltd..................................     9,000          4,204
   China COSCO Holdings Co., Ltd. Series H..................   276,500        159,426
   China Dongxiang Group Co., Ltd...........................   613,000         82,518
  *China Eastern Airlines Corp., Ltd. ADR...................     1,626         27,479
  #China Everbright International, Ltd......................   194,000         91,298
   China Everbright, Ltd....................................   164,000        258,873
   China Foods, Ltd.........................................   158,000        170,776
   China Gas Holdings, Ltd..................................   248,000        122,826
  *China Grand Forestry Green Resources Group, Ltd..........    22,200          1,921
  #China Green Holdings, Ltd................................    84,000         24,445
   China Haidian Holdings, Ltd..............................   450,000         54,916
   China High Precision Automation Group, Ltd...............   127,000         43,950
   China High Speed Transmission Equipment Group Co., Ltd...   208,000        100,139
   China Huiyuan Juice Group, Ltd...........................   179,500         59,890

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
CHINA -- (Continued)
  *China ITS Holdings Co., Ltd..............................   291,000     $   46,586
  *China Liansu Group Holdings, Ltd.........................   112,000         70,137
   China Life Insurance Co., Ltd. ADR.......................     8,269        330,429
  *China Lilang, Ltd........................................    15,000         13,795
   China Longyuan Power Group Corp. Series H................   162,000        126,937
  *China Lumena New Materials Corp..........................   540,000         97,797
  *China Medical System Holdings, Ltd.......................    60,000         27,641
   China Mengniu Dairy Co., Ltd.............................   109,000        336,266
   China Merchants Bank Co., Ltd. Series H..................   240,701        519,724
   China Merchants Holdings International Co., Ltd..........   231,739        747,688
   China Metal Recycling Holdings, Ltd......................    75,000         85,587
  *China Mining Resources Group, Ltd........................ 1,150,000         16,749
   China Minsheng Banking Corp., Ltd. Series H..............   423,000        438,803
   China Mobile, Ltd........................................     8,000         88,560
   China Mobile, Ltd. Sponsored ADR.........................    58,300      3,226,322
  *China Modern Dairy Holdings, Ltd.........................    95,000         26,848
  *China Molybdenum Co., Ltd. Series H......................   247,000         95,413
   China National Building Material Co., Ltd. Series H......   412,000        552,162
   China National Materials Co., Ltd. Series H..............   224,000         86,133
  *China Oil & Gas Group, Ltd...............................   640,000         64,066
   China Oilfield Services, Ltd. Series H...................   126,000        202,981
   China Overseas Grand Oceans Group, Ltd...................    37,500         50,152
  #China Overseas Land & Investment, Ltd....................   308,827        668,174
   China Pacific Insurance Group Co., Ltd. Series H.........   111,200        358,688
   China Petroleum & Chemical Corp. ADR.....................     9,433        994,899
   China Pharmaceutical Group, Ltd..........................   124,000         25,480
   China Power International Development, Ltd...............   271,000         60,855
  *China Power New Energy Development Co., Ltd..............   280,000         11,851
  *China Precious Metal Resources Holdings Co., Ltd.........   314,000         55,701
  *China Properties Group, Ltd..............................    72,000         21,133
  *China Qinfa Group, Ltd...................................   116,000         25,726
   China Railway Construction Corp., Ltd. Series H..........   254,000        201,484
   China Railway Group, Ltd. Series H.......................    75,000         29,563
  *China Rare Earth Holdings, Ltd...........................   260,000         68,309
  *China Renewable Energy Investment, Ltd...................    17,412            559
   China Resources Cement Holdings, Ltd.....................   128,000        101,248
   China Resources Enterprise, Ltd..........................   142,000        513,995
  *China Resources Gas Group, Ltd...........................    46,000         89,122
  #China Resources Land, Ltd................................   232,000        443,955
   China Resources Power Holdings Co., Ltd..................   122,000        221,736
  *China Rongsheng Heavy Industries Group Holdings, Ltd.....   381,500         94,672
  *China Sanjiang Fine Chemicals Co., Ltd...................   109,000         34,649
   China SCE Property Holdings, Ltd.........................    78,000         18,061
   China Shanshui Cement Group, Ltd.........................   292,000        234,542
   China Shenhua Energy Co., Ltd. Series H..................    91,616        404,581
   China Shineway Pharmaceutical Group, Ltd.................    58,000         90,236
  *China Shipping Container Lines Co., Ltd. Series H........   783,000        253,664
   China Shipping Development Co., Ltd. Series H............   261,752        169,122
  *China Singyes Solar Technologies Holdings, Ltd...........    50,000         24,597
   China South City Holdings, Ltd...........................   340,000         46,743
  *China Southern Airlines Co., Ltd. ADR....................     3,231         71,761
   China Starch Holdings, Ltd...............................    85,000          2,994
   China State Construction International Holdings, Ltd.....   201,600        185,085
   China Sunshine Paper Holdings Co., Ltd...................    68,500          7,805
  *China Suntien Green Energy Corp., Ltd. Series H..........   148,000         28,655
  *China Taiping Insurance Holdings Co., Ltd................    93,000        194,168
   China Telecom Corp., Ltd. ADR............................     3,400        181,968
  *China Tontine Wines Group, Ltd...........................    90,000         10,154
   China Travel International Investment Hong Kong, Ltd.....   714,108        143,038
   China Unicom Hong Kong, Ltd. ADR.........................    76,106      1,322,722
  *China Vanadium Titano - Magnetite Mining Co., Ltd........   296,000         67,009

                                     1126

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CONTINUED

                                                               SHARES        VALUE++
                                                              ---------     ----------
CHINA -- (Continued)
   China Water Affairs Group, Ltd............................    96,000     $   29,912
   China Wireless Technologies, Ltd..........................   248,000         37,467
   China Yurun Food Group, Ltd...............................   277,000        351,772
  *China ZhengTong Auto Services Holdings, Ltd...............    28,500         27,979
   China Zhongwang Holdings, Ltd.............................   339,600        139,763
  *Chinasoft International, Ltd..............................   170,000         47,498
  *Chongqing Iron & Steel Co., Ltd. Series H.................   196,000         34,862
   Chongqing Machinery & Electric Co., Ltd. Series H.........   327,925         59,667
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    27,000         10,111
  *CIMC Enric Holdings, Ltd..................................    70,000         38,573
  *Citic 21CN Co., Ltd.......................................    30,000          1,695
   Citic Pacific, Ltd........................................   207,000        339,708
  *Citic Resources Holdings, Ltd.............................   486,000         79,704
   CNOOC, Ltd. ADR...........................................     5,000      1,058,250
  #Comba Telecom Systems Holdings, Ltd.......................   131,767         72,486
  *Comtec Solar Systems Group, Ltd...........................   116,000         14,971
   COSCO Pacific, Ltd........................................   260,000        375,856
  *Coslight Technology International Group, Ltd..............    12,000          3,534
   Country Garden Holdings Co., Ltd..........................   897,000        385,697
   CPMC Holdings, Ltd........................................     9,000          6,115
   CSR Corp., Ltd. Series H..................................    41,000         32,958
   DaChan Food Asia, Ltd.....................................   128,000         24,124
   Dah Chong Hong Holdings, Ltd..............................    65,000         68,848
   Dalian Port (PDA) Co., Ltd. Series H......................   156,000         35,515
   Daphne International Holdings, Ltd........................   204,000        289,978
   Datang International Power Generation Co., Ltd. Series H..   186,000         65,922
  *Dawnrays Pharmaceutical Holdings, Ltd.....................    56,000         14,211
  *DBA Telecommunication Asia Holdings, Ltd..................    72,000         43,469
   Digital China Holdings, Ltd...............................    88,000        166,212
   Dongfang Electric Co., Ltd. Series H......................    30,400         82,412
   Dongfeng Motor Corp. Series H.............................   270,000        528,774
   Dongyue Group Co., Ltd....................................   156,000        116,129
   Dynasty Fine Wines Group, Ltd.............................   114,000         22,085
   ENN Energy Holdings, Ltd..................................    78,000        272,022
   Evergrande Real Estate Group, Ltd.........................   570,000        327,229
   Fantasia Holdings Group Co., Ltd..........................   396,000         45,131
   First Tractor Co., Ltd. Series H..........................    64,000         59,479
   Fosun International, Ltd..................................   342,500        203,161
   Franshion Properties China, Ltd...........................   664,000        183,257
   Fufeng Group, Ltd.........................................   168,000         67,853
   GCL-Poly Energy Holdings, Ltd............................. 1,145,000        295,102
  #Geely Automobile Holdings, Ltd............................   710,000        262,637
   Global Bio-Chem Technology Group Co., Ltd.................   500,000         98,092
  *Global Sweeteners Holdings, Ltd...........................   110,000         10,008
  *Glorious Property Holdings, Ltd...........................   533,000         81,055
   Golden Eagle Retail Group, Ltd............................    41,000        107,810
  *Golden Meditech Holdings, Ltd.............................   312,000         38,532
   GOME Electrical Appliances Holding, Ltd................... 1,522,060        278,559
  *Goodtop Tin International Holdings, Ltd...................   280,000         24,896
  *Great Wall Motor Co., Ltd. Series H.......................   135,000        289,382
   Great Wall Technology Co., Ltd. Series H..................    86,000         19,524
   Greentown China Holdings, Ltd.............................   117,000         81,149
   Guangdong Investment, Ltd.................................   354,000        259,742
   Guangshen Railway Co., Ltd. Sponsored ADR.................     7,219        135,573
   Guangzhou Automobile Group Co., Ltd. Series H.............   506,259        558,965
   Guangzhou Investment Co., Ltd.............................   915,200        202,837
   Guangzhou Pharmaceutical Co., Ltd. Series H...............    50,000         48,612
   Guangzhou R&F Properties Co., Ltd. Series H...............   207,200        275,230
   Guangzhou Shipyard International Co., Ltd. Series H.......    57,200         49,309
  *Haier Electronics Group Co., Ltd..........................   161,000        167,557
   Hainan Meilan International Airport Co., Ltd. Series H....    27,000         17,195

                                     1127

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
CHINA -- (Continued)
   Haitian International Holdings, Ltd......................    50,000     $   57,526
   Harbin Electric Co., Ltd. Series H.......................   118,236        122,763
  *Heng Tai Consumables Group, Ltd..........................   644,962         17,331
   Hengan International Group Co., Ltd......................    25,000        264,809
   Hengdeli Holdings, Ltd...................................   306,000        121,929
  *Hi Sun Technology, Ltd...................................   279,000         42,689
   Hidili Industry International Development, Ltd...........   268,000         91,023
   HKC Holdings, Ltd........................................   305,477         15,108
  *Honghua Group, Ltd.......................................   185,000         33,492
   Hopewell Highway Infrastructure, Ltd.....................    58,300         30,385
  #Hopson Development Holdings, Ltd.........................   134,000         80,583
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.................   133,440         25,842
   Huabao International Holdings, Ltd.......................   195,000        100,030
  *Huadian Power International Corp. Series H...............   164,000         37,675
   Huaneng Power International, Inc. ADR....................     3,000         71,310
  *Hunan Nonferrous Metal Corp., Ltd. Series H..............   300,000         87,436
   Huscoke Resources Holdings, Ltd..........................   568,000          7,406
  *Hutchison Harbour Ring, Ltd..............................   440,000         39,000
   Industrial & Commercial Bank of China, Ltd. Series H..... 2,270,460      1,505,658
   Inspur International, Ltd................................   465,000         14,622
  *Interchina Holdings Co., Ltd.............................   204,000         12,165
  *International Taifeng Holdings, Ltd......................    10,000          3,080
   Intime Department Store Group Co., Ltd...................    95,000        119,438
   Jiangsu Express Co., Ltd. Series H.......................   108,000        106,300
   Jiangxi Copper Co., Ltd. Series H........................   103,000        247,968
  *Jinchuan Group International Resources Co., Ltd..........    47,000          9,213
   Jingwei Textile Machinery Co., Ltd. Series H.............    28,000         17,472
   Ju Teng International Holdings, Ltd......................   136,000         28,340
  *Kai Yuan Holdings, Ltd...................................   940,000         24,619
  *Kaisa Group Holdings, Ltd................................   384,000         80,637
   Kasen International Holdings, Ltd........................    30,000          3,865
   Kingboard Chemical Holdings, Ltd.........................   123,000        343,611
   Kingboard Laminates Holdings, Ltd........................   217,000        100,638
  #Kingdee International Software Group Co., Ltd............   315,600         69,963
   Kingsoft Corp., Ltd......................................   210,000         96,381
   Kingway Brewery Holdings, Ltd............................   208,000         72,570
   Kunlun Energy Co., Ltd...................................   106,000        185,477
   KWG Property Holding, Ltd................................   266,900        174,782
   Lai Fung Holdings, Ltd...................................   689,000         12,482
  *Le Saunda Holdings, Ltd..................................   126,000         43,526
   Lee & Man Paper Manufacturing, Ltd.......................   328,600        153,302
   Lenovo Group, Ltd........................................   510,000        487,072
   Li Ning Co., Ltd.........................................   137,000        125,546
   Lianhua Supermarket Holdings Co., Ltd. Series H..........    50,400         52,672
   Lijun International Pharmaceutical Holding, Ltd..........   245,000         53,098
   Lingbao Gold Co., Ltd. Series H..........................   100,000         49,604
   Longfor Properties Co., Ltd..............................   129,500        205,239
   Lonking Holdings, Ltd....................................   416,000        150,751
   Loudong General Nice Resources China Holdings, Ltd.......   423,000         33,257
   Maanshan Iron & Steel Co., Ltd. Series H.................   364,000        101,891
  *Maoye International Holdings, Ltd........................   311,000         73,257
   Metallurgical Corp of China, Ltd. Series H...............   362,000         79,901
  *MIE Holdings Corp........................................   100,000         32,484
   Min Xin Holdings, Ltd....................................    24,000         12,848
  *Mingfa Group International Co., Ltd......................   141,000         42,014
  *Mingyuan Medicare Development Co., Ltd...................   380,000          9,775
   Minmetals Land, Ltd......................................   268,000         33,425
 #*Minmetals Resources, Ltd.................................   252,000        128,401
   Minth Group, Ltd.........................................   108,000        136,549
  *Nan Hai Corp, Ltd........................................ 5,150,000         19,834
   New World China Land, Ltd................................   313,800         96,334

                                     1128

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
CHINA -- (Continued)
   New World Department Store China, Ltd....................    78,000     $   53,139
   Nine Dragons Paper Holdings, Ltd.........................   284,000        232,824
  *NVC Lighting Holdings, Ltd...............................   239,000         86,234
   Parkson Retail Group, Ltd................................   112,500        124,785
   PCD Stores Group, Ltd....................................   622,000         77,285
  *Peak Sport Products Co., Ltd.............................   152,000         35,321
  *PetroAsian Energy Holdings, Ltd..........................   504,000         11,791
   PetroChina Co., Ltd. ADR.................................     9,000      1,339,380
   PICC Property & Casualty Co., Ltd. Series H..............   174,000        216,431
   Ping An Insurance Group Co. of China, Ltd. Series H......    26,500        220,116
  #Poly Hong Kong Investment, Ltd...........................   482,000        251,403
   Ports Design, Ltd........................................    28,500         41,802
  *Pou Sheng International Holdings, Ltd....................   208,000         19,233
   Powerlong Real Estate Holdings, Ltd......................   259,000         44,088
   Prosperity International Holdings HK, Ltd................   320,000         15,833
   Qunxing Paper Holdings Co., Ltd..........................   147,174         38,956
   Real Gold Mining, Ltd....................................    19,000         21,575
   Real Nutriceutical Group, Ltd............................   205,000         52,992
   Regent Manner International, Ltd.........................   223,000         48,722
   Renhe Commercial Holdings Co., Ltd....................... 2,632,000        151,587
   REXLot Holdings, Ltd..................................... 1,375,000        123,704
  *Richly Field China Development, Ltd......................   200,000          2,268
   Road King Infrastructure, Ltd............................    71,000         46,116
  *Royale Furniture Holdings, Ltd...........................    22,000          7,052
   Samson Holding, Ltd......................................   191,000         25,289
  *Sany Heavy Equipment International Holdings Co., Ltd.....    30,000         22,904
  *Sateri Holdings, Ltd.....................................    47,500         13,196
  *Semiconductor Manufacturing International Corp........... 3,887,000        192,545
   Shandong Chenming Paper Holdings, Ltd. Series H..........    60,500         27,890
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...    42,800         31,383
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H.    72,000         82,566
   Shanghai Electric Group Co., Ltd. Series H...............   154,000         77,101
   Shanghai Industrial Holdings, Ltd........................   123,000        408,797
  *Shanghai Industrial Urban Development Group, Ltd.........   512,000        108,744
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H...............................................   298,000         43,703
   Shanghai Prime Machinery Co., Ltd. Series H..............    82,000         12,674
  *Shanghai Zendai Property, Ltd............................ 1,505,000         27,201
   Shengli Oil & Gas Pipe Holdings, Ltd.....................   165,000         18,225
  *Shenguan Holdings Group, Ltd.............................   100,000         54,868
   Shenzhen Expressway Co., Ltd. Series H...................   100,000         41,746
   Shenzhen International Holdings, Ltd..................... 1,557,500        106,008
   Shenzhen Investment, Ltd.................................   464,000        107,655
   Shenzhou International Group, Ltd........................    78,000        146,384
   Shimao Property Holdings, Ltd............................   332,500        435,910
  #Shougang Concord International Enterprises Co., Ltd......   924,000         49,089
   Shougang Fushan Resources Group, Ltd.....................   564,000        196,552
   Shui On Land, Ltd........................................   556,694        232,415
   Sichuan Expressway Co., Ltd. Series H....................   204,000         81,756
  *Sihuan Pharmaceutical Holdings Group, Ltd................   358,000        135,481
  *Silver Base Group Holdings, Ltd..........................    53,000         28,388
   Silver Grant International Industries, Ltd...............   232,000         49,229
   Sino Biopharmaceutical, Ltd..............................   583,999        159,239
 #*Sino Dragon New Energy Holdings, Ltd.....................   192,000          7,763
  *Sino Oil & Gas Holdings, Ltd............................. 1,750,000         43,623
  *Sino Prosper State Gold Resources Holdings, Ltd..........    37,000          1,971
  *Sino Union Energy Investment Group, Ltd..................   390,000         33,160
   Sinofert Holdings, Ltd...................................   448,000         97,303
   SinoMedia Holding, Ltd...................................   111,276         65,239
   Sino-Ocean Land Holdings, Ltd............................   620,680        287,897
   Sinopec Kantons Holdings, Ltd............................    96,000         67,874
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR...     3,300        113,949

                                     1129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE++
                                                                  -------     --------
CHINA -- (Continued)
   Sinopec Yizheng Chemical Fibre Co., Ltd. Series H............. 344,000     $ 78,476
   Sinopharm Group Co., Ltd. Series H............................  67,600      175,284
   Sinotrans Shipping, Ltd....................................... 217,000       51,646
   Sinotrans, Ltd. Series H...................................... 252,000       42,686
   Sinotruk Hong Kong, Ltd....................................... 145,500       88,467
  #Skyworth Digital Holdings, Ltd................................ 441,620      179,795
   Soho China, Ltd............................................... 457,500      354,653
   Solargiga Energy Holdings, Ltd................................  67,000        5,571
   Sparkle Roll Group, Ltd....................................... 312,000       28,149
   SPG Land Holdings, Ltd........................................  14,350        2,917
   SRE Group, Ltd................................................ 450,000       22,193
  *Sunac China Holdings, Ltd.....................................  25,000        7,727
   TCC International Holdings, Ltd............................... 160,000       55,040
  *TCL Communication Technology Holdings, Ltd.................... 135,000       53,702
  *TCL Multimedia Technology Holdings, Ltd....................... 208,000      117,696
   Tencent Holdings, Ltd.........................................  27,000      845,356
   Texhong Textile Group, Ltd....................................  92,000       38,824
   Tian An China Investments Co., Ltd............................  53,000       25,164
   Tiangong International Co., Ltd............................... 270,000       66,564
   Tianjin Capital Environmental Protection Group Co., Ltd.
     Series H....................................................  96,000       23,746
  *Tianjin Development Holdings, Ltd............................. 110,000       48,801
   Tianjin Port Development Holdings, Ltd........................ 278,000       37,502
   Tianneng Power International, Ltd.............................  92,000       45,181
  #Tingyi (Cayman Islands) Holding Corp..........................  50,000      133,172
   Tomson Group, Ltd.............................................  98,360       22,792
  *Tong Ren Tang Technologies Co., Ltd. Series H.................  17,000       24,669
  #Towngas China Co., Ltd........................................  97,000       69,040
   TPV Technology, Ltd........................................... 162,000       36,999
   Travelsky Technology, Ltd. Series H........................... 174,471       96,355
   Truly International Holdings, Ltd............................. 308,000       46,189
   Tsingtao Brewery Co., Ltd. Series H...........................  24,000      145,185
  *Uni-President China Holdings, Ltd............................. 131,000      118,669
  *United Energy Group, Ltd...................................... 698,000      151,625
   Vinda International Holdings, Ltd............................. 100,000      177,212
 #*VODone, Ltd................................................... 618,000       87,625
   Want Want China Holdings, Ltd.................................  15,000       18,386
   Wasion Group Holdings, Ltd....................................  84,000       35,347
   Weichai Power Co., Ltd. Series H..............................  25,600      119,503
   Weiqiao Textile Co., Ltd. Series H............................ 116,000       57,090
   Welling Holding, Ltd.......................................... 110,400       17,270
  *West China Cement, Ltd........................................ 620,000      147,977
  *Winteam Pharmaceutical Group, Ltd............................. 194,000       32,502
   Wumart Stores, Inc. Series H..................................   9,000       20,642
   Xiamen International Port Co., Ltd. Series H.................. 330,000       41,932
   Xingda International Holdings, Ltd............................ 176,000       76,273
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H.....  47,800       23,534
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H............ 144,000       39,123
  *Xiwang Sugar Holdings Co., Ltd................................  45,000        5,591
  *XTEP International Holdings, Ltd..............................  95,500       42,977
   Yangzijiang Shipbuilding Holdings, Ltd........................  84,000       79,685
   Yanlord Land Group, Ltd.......................................  71,000       66,195
   Yanzhou Coal Mining Co., Ltd. Sponsored ADR...................  18,500      391,830
   Yingde Gases Group Co., Ltd...................................  94,500      109,637
   Yip's Chemical Holdings, Ltd..................................  96,000       75,493
   Yuexiu Transport Infrastructure, Ltd..........................  42,639       20,520
  *Yuzhou Properties Co..........................................   5,000        1,092
   Zhaojin Mining Industry Co., Ltd. Series H....................  50,000       69,465
   Zhejiang Expressway Co., Ltd. Series H........................ 136,000       97,479
  *Zhong An Real Estate, Ltd.....................................  84,000       10,417
   Zhuzhou CSR Times Electric Co., Ltd. Series H.................  35,000       98,444
   Zijin Mining Group Co., Ltd. Series H......................... 267,000       86,871

                                     1130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
CHINA -- (Continued)
  *Zoomlion Heavy Industry Science and Technology Co., Ltd.
     Series H............................................... 48,400     $    71,807
   ZTE Corp. Series H....................................... 36,504          88,133
                                                                        -----------
TOTAL CHINA.................................................             56,046,639
                                                                        -----------
COLOMBIA -- (0.0%)
   BanColombia SA Sponsored ADR.............................  1,500         101,745
   Ecopetrol SA Sponsored ADR...............................  2,800         181,160
                                                                        -----------
TOTAL COLOMBIA..............................................                282,905
                                                                        -----------
CZECH REPUBLIC -- (0.1%)
   CEZ A.S..................................................  8,380         337,847
   Komercni Banka A.S.......................................  1,289         236,813
   Pegas Nonwovens SA.......................................  2,000          45,896
  *Philip Morris CR A.S.....................................    100          58,094
   Telefonica Czech Republic A.S............................ 15,500         312,805
  *Unipetrol A.S............................................ 10,918         100,825
                                                                        -----------
TOTAL CZECH REPUBLIC........................................              1,092,280
                                                                        -----------
DENMARK -- (0.7%)
  *A.P. Moeller-Maersk A.S. Series A........................     33         246,141
   A.P. Moeller-Maersk A.S. Series B........................    103         806,484
   Alk-Abello A.S...........................................  1,380          99,573
  *Alm. Brand A.S........................................... 26,595          53,488
  *Amagerbanken A.S......................................... 90,366              --
   Ambu A.S. Series B.......................................    848          22,043
   Auriga Industries A.S. Series B..........................  2,799          37,098
  *Bang & Olufsen Holdings A.S..............................  7,131          86,987
  *Bavarian Nordic A.S......................................  4,800          42,765
   Carlsberg A.S. Series B..................................  7,151         617,287
   Chr. Hansen Holding A.S..................................  7,436         206,335
   Coloplast A.S. Series B..................................    382          70,722
   D/S Norden A.S...........................................  6,181         175,424
  *Danske Bank A.S.......................................... 35,463         576,307
   DFDS A.S.................................................    692          40,132
   DSV A.S.................................................. 18,209         415,253
   East Asiatic Co., Ltd. A.S...............................  3,064          84,329
   FLSmidth & Co. A.S.......................................  8,083         568,985
  *Genmab A.S...............................................  4,670          37,344
   GN Store Nord A.S........................................ 46,624         523,062
   H. Lundbeck A.S.......................................... 10,128         203,055
   IC Companys A.S..........................................  1,027          20,928
   Jeudan A.S...............................................    397          30,745
  *Jyske Bank A.S........................................... 12,644         396,193
  *NeuroSearch A.S..........................................  5,722          10,664
   NKT Holding A.S..........................................  4,607         224,818
   Nordjyske Bank A.S.......................................  2,430          29,389
   Norresundby Bank A.S.....................................    518          13,648
   Novo-Nordisk A.S. Sponsored ADR..........................  3,826         562,499
   Novozymes A.S. Series B..................................  5,005         131,345
  *Pandora A.S.............................................. 12,752         134,727
  *Parken Sport & Entertainment A.S.........................  1,975          28,500
   Per Aarsleff A.S. Series B...............................    329          25,548
   Ringkjoebing Landbobank A.S..............................    802         100,632
   Rockwool International A.S. Series B.....................  1,391         132,728
   Royal Unibrew A.S........................................  1,882         134,320
   Schouw & Co. A.S.........................................  3,529          80,081
   SimCorp A.S..............................................    230          41,027
   Solar Holdings A.S. Series B.............................  1,437          77,506
  *Spar Nord Bank A.S.......................................  9,584          40,606
  *Sydbank A.S.............................................. 15,090         262,443

                                     1131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
DENMARK -- (Continued)
   TDC A.S..................................................  29,102     $  208,607
   Thrane & Thrane A.S......................................   1,149         87,114
   Tivoli A.S...............................................       8          4,322
  *TK Development A.S.......................................  12,748         34,065
  *Topdanmark A.S...........................................   1,684        288,924
   Tryg A.S.................................................   3,851        215,015
   United International Enterprises A.S.....................     229         35,409
 #*Vestas Wind Systems A.S..................................  27,528        242,633
  *Vestjysk Bank A.S........................................     568          1,612
  *William Demant Holding A.S...............................   1,009         95,329
                                                                         ----------
TOTAL DENMARK...............................................              8,604,191
                                                                         ----------
EGYPT -- (0.0%)
  *Commercial International Bank Egypt S.A.E. Sponsored GDR.   4,399         17,911
   Orascom Construction Industries GDR......................   2,034         89,712
                                                                         ----------
TOTAL EGYPT.................................................                107,623
                                                                         ----------
FINLAND -- (1.1%)
  *Ahlstrom Oyj.............................................   7,221        130,448
  *Aktia Oyj Series A.......................................     563          3,940
   Alma Media Oyj...........................................   3,037         20,580
   Amer Sports Oyj..........................................  23,290        331,366
   Aspo Oyj.................................................   2,850         25,853
   Atria P.L.C..............................................   2,101         16,791
  *Biotie Therapies Corp. Oyj...............................  19,018         11,361
   Cargotec Oyj Series B....................................   5,752        198,059
   Citycon Oyj..............................................  26,754         88,627
   Cramo Oyj................................................   7,537        115,571
  *Elektrobit Corp. Oyj.....................................   5,993          5,145
   Elisa Oyj................................................   8,247        185,982
  *Finnair Oyj..............................................  18,798         54,220
  *Finnlines Oyj............................................   2,556         23,678
   Fiskars Oyj Abp..........................................   4,822        103,132
   Fortum Oyj...............................................  37,585        808,434
  *F-Secure Oyj.............................................  10,295         22,858
  #HKScan Oyj Series A......................................   5,207         30,185
  #Huhtamaki Oyj............................................  15,800        250,751
   KCI Konecranes Oyj.......................................   7,612        231,895
  #Kemira Oyj...............................................  23,933        303,709
  *Kesko Oyj Series A.......................................   2,547         73,938
  #Kesko Oyj Series B.......................................  13,758        367,990
   Kone Oyj Series B........................................   4,035        249,702
   Lassila & Tikanoja Oyj...................................   6,866         96,696
   Lemminkainen Oyj.........................................     823         20,862
  *Mesta Board Oyj..........................................  50,113        137,880
   Metso Oyj................................................  12,903        554,217
   Metso Oyj Sponsored ADR..................................     200          8,560
   Neste Oil Oyj............................................  29,983        354,798
 #*Nokia Oyj................................................ 374,589      1,356,648
   Nokia Oyj Sponsored ADR..................................  25,880         94,462
   Nokian Renkaat Oyj.......................................   7,620        361,733
   Okmetic Oyj..............................................   4,178         30,491
   Olvi Oyj Series A........................................   1,617         38,325
   Oriola-KD Oyj Series B...................................  28,965         69,935
   Orion Oyj Series A.......................................   4,470         91,428
   Orion Oyj Series B.......................................   7,580        154,622
 #*Outokumpu Oyj............................................ 207,639        337,806
   Outotec Oyj..............................................   3,088        166,289
  *PKC Group Oyj............................................   3,374         74,891
   Pohjola Bank P.L.C. Series A.............................  31,366        337,561
   Ponsse Oyj...............................................   1,987         20,646

                                     1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
FINLAND -- (Continued)
   Poyry Oyj................................................   5,709     $    45,640
   Raisio P.L.C. Series V...................................  25,330          81,513
   Ramirent Oyj.............................................   9,930          93,722
  #Rautaruukki Oyj Series K.................................  18,880         178,031
  *Ruukki Group Oyj.........................................  27,736          31,155
   Sampo Oyj Series A.......................................  43,046       1,146,098
 #*Sanoma Oyj...............................................  15,848         165,724
   SRV Group P.L.C..........................................   2,131          12,002
   Stockmann Oyj Abp Series A...............................     937          21,938
   Stockmann Oyj Abp Series B...............................   4,506         100,836
  #Stora Enso Oyj Series R.................................. 120,987         828,106
   Stora Enso Oyj Sponsored ADR.............................   1,800          12,258
   Technopolis Oyj..........................................   7,501          40,136
   Tieto Oyj................................................  11,672         205,546
   Tikkurila Oyj............................................   4,288          87,109
   UPM-Kymmene Oyj..........................................  75,540         969,416
   UPM-Kymmene Oyj Sponsored ADR............................   1,300          16,562
   Uponor Oyj Series A......................................   9,096         119,039
  #Vacon Oyj................................................     661          34,662
   Vaisala Oyj Series A.....................................     958          20,373
   Wartsila OYJ Abp.........................................  11,365         460,539
   Yit Oyj..................................................  14,981         321,948
                                                                         -----------
TOTAL FINLAND...............................................              12,954,418
                                                                         -----------
FRANCE -- (5.0%)
   Accor SA.................................................  23,212         802,685
   Aeroports de Paris SA....................................   1,723         145,004
  *Air France-KLM...........................................  20,257          97,346
   Air Liquide SA...........................................   2,600         334,430
  *Alcatel-Lucent SA........................................ 138,679         213,264
  *Alcatel-Lucent SA Sponsored ADR..........................  40,700          61,457
   Alstom SA................................................   4,025         143,952
  *Altamir Amboise SA.......................................   3,602          32,228
   Alten, Ltd...............................................   5,430         157,980
  *Altran Technologies SA...................................  28,691         168,932
   April SA.................................................   3,147          58,939
  *Archos SA................................................   2,165          14,734
   Arkema SA................................................   9,424         835,804
  *Artprice.com SA..........................................     549          19,478
   Assystem.................................................   3,266          69,103
   AtoS SA..................................................   6,581         424,083
   Audika SA................................................   1,267          18,697
   Avenir Telecom SA........................................  20,514          15,163
   AXA SA...................................................  52,319         743,459
   AXA SA Sponsored ADR.....................................  62,400         884,208
  *Axway Software SA........................................   1,277          32,111
   Beneteau SA..............................................   6,084          65,762
  *Bigben Interactive SA....................................   1,060          10,286
  *BioAlliance Pharma SA....................................   4,611          22,433
   BioMerieux SA............................................     420          34,419
   BNP Paribas SA...........................................  62,126       2,507,363
   Boiron SA................................................   1,642          50,542
   Bollore SA...............................................   1,087         235,606
   Bonduelle SCA............................................     684          65,931
   Bongrain SA..............................................     920          58,468
   Bourbon SA...............................................   7,769         227,556
  *Boursorama SA............................................   4,893          35,020
  *Bouygues SA..............................................  22,862         623,756
  *Bull SA..................................................  19,152          71,217
   Bureau Veritas SA........................................   1,575         140,312
   Cap Gemini SA............................................  27,891       1,089,625

                                     1133

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
FRANCE -- (Continued)
   Carrefour SA............................................. 20,162     $  404,983
   Casino Guichard Perrachon SA.............................  7,200        707,391
   Cegedim SA...............................................    802         26,093
   Cegid Group..............................................  2,221         44,387
  *CFAO SA..................................................    708         30,509
   Christian Dior SA........................................  1,703        256,797
   Cie de Saint-Gobain SA................................... 44,711      1,877,207
  *Cie Generale de Geophysique - Veritas SA.................  3,427         98,279
  *Cie Generale de Geophysique - Veritas SA Sponsored ADR... 23,995        690,096
   Cie Generale des Etablissements Michelin SA Series B..... 19,831      1,482,020
   Cie Generale D'Optique Essilor Intenational SA...........  4,011        353,436
   Ciments Francais SA......................................  1,433         91,869
  *Club Mediterranee SA.....................................  4,453         85,396
   CNP Assurances SA........................................ 16,218        227,708
   Credit Agricole SA....................................... 80,061        412,129
   Danone SA................................................  6,485        456,537
   Dassault Systemes SA.....................................  1,913        185,636
   Dassault Systemes SA ADR.................................    614         59,926
   Derichebourg SA.......................................... 19,759         58,534
  *Devoteam SA..............................................  2,730         42,983
   Edenred SA............................................... 11,789        376,629
  *Eiffage SA...............................................  7,439        253,237
   Electricite de France SA................................. 10,637        225,355
   Eramet SA................................................    892        118,990
   Esso SA Francaise........................................    381         31,474
   Establissements Maurel et Prom SA........................ 11,601        193,205
   Euler Hermes SA..........................................  3,656        259,100
  *Euro Disney SCA..........................................  2,831         15,232
  *Eurofins Scientific SA...................................    486         57,482
   European Aeronautic Defence & Space Co. SA............... 35,522      1,403,778
   Eutelsat Communications SA...............................  3,757        133,771
   Exel Industries SA Series A..............................    121          5,764
  *Faiveley Transport SA....................................    772         42,652
   Faurecia SA..............................................  7,348        157,896
   Fimalac SA...............................................    846         33,790
   France Telecom SA........................................ 84,667      1,160,618
   France Telecom SA Sponsored ADR.......................... 26,020        360,637
  *GameLoft SA..............................................  6,023         37,432
   GDF Suez SA.............................................. 80,442      1,852,112
   Gemalto NV............................................... 10,578        788,000
  *GFI Informatique SA......................................  8,022         32,381
   GL Events SA.............................................  2,371         52,959
  *Groupe Crit SA...........................................  1,156         22,198
   Groupe Danone SA.........................................    600          8,436
   Groupe Eurotunnel SA..................................... 98,727        830,650
   Groupe Flo SA............................................  1,396          7,299
  *Groupe Partouche SA......................................  2,699          4,707
   Groupe Steria SCA........................................  6,475        128,213
  *Guerbet SA...............................................    130         11,783
   Guyenne et Gascogne SA...................................  1,049        112,879
  *Haulotte Group SA........................................  4,396         46,830
   Havas SA................................................. 52,636        297,926
   Hermes International SA..................................    896        316,683
 #*Hi-Media SA.............................................. 10,368         31,721
   Iliad SA.................................................    443         57,050
   Imerys SA................................................  5,014        285,695
   Ingenico SA..............................................  5,276        277,520
   Interparfums SA..........................................  1,351         38,505
  *Ipsen SA.................................................  3,362         89,613
   Ipsos SA.................................................  4,948        160,497
  *Jacquet Metal Service SA.................................  2,146         29,681


                                     1134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
FRANCE -- (Continued)
  *JCDecaux SA..............................................   8,326     $  236,369
  *Kaufman & Broad SA.......................................     696         13,149
   Korian SA................................................   2,085         33,642
   L.D.C. SA................................................     204         23,000
   Lafarge SA...............................................  24,117        942,655
   Lafarge SA Sponsored ADR.................................   1,300         12,649
   Lagardere SCA............................................  25,451        771,754
   Laurent-Perrier SA.......................................     553         55,831
   Legrand SA...............................................   7,517        253,764
   Lisi SA..................................................     865         64,738
   L'Oreal SA...............................................   1,886        227,030
   LVMH Moet Hennessy Louis Vuitton SA......................   3,079        510,792
   M6 Metropole Television SA...............................   5,638         86,625
   Maisons France Confort SA................................     535         14,757
 #*Manitou BF...............................................   2,706         59,382
   Manutan International SA.................................     734         31,338
  *Maurel et Prom Nigeria SA................................  11,601         32,248
  *Medica SA................................................   3,573         55,258
   Mersen SA................................................   3,575        118,496
  *Modelabs Group SA........................................       3             16
   Natixis SA............................................... 126,742        386,361
   Naturex SA...............................................   1,299         84,182
   Neopost SA...............................................   2,525        145,320
   Nexans SA................................................   5,061        253,652
   Nexity SA................................................   5,629        160,299
  *NicOx SA.................................................  17,225         54,268
   Norbert Dentressangle SA.................................     815         67,475
  *NRJ Group SA.............................................   4,409         34,561
   Oeneo SA.................................................  13,439         40,975
   Orpea SA.................................................   5,736        192,421
   PagesJaunes Groupe SA....................................  11,583         33,255
  *Parrot SA................................................   1,599         48,310
   Pernod-Ricard SA.........................................   6,336        657,470
   Peugeot SA...............................................  24,676        296,358
   Pierre & Vacances SA.....................................     668         19,865
   Plastic Omnium SA........................................   7,752        202,777
   PPR SA...................................................   7,204      1,205,584
   Publicis Groupe SA.......................................   6,834        352,887
   Publicis Groupe SA ADR...................................     800         20,632
   Rallye SA................................................   4,671        155,990
  *Recylex SA...............................................   5,815         18,396
   Remy Cointreau SA........................................   2,587        288,503
   Renault SA...............................................  23,511      1,069,531
   Rexel SA.................................................  21,015        439,671
   Rubis SA.................................................   3,730        202,846
  *SA des Ciments Vicat.....................................   2,439        140,150
   Safran SA................................................  14,546        539,145
   Saft Groupe SA...........................................   4,980        137,507
   Sanofi SA................................................  41,470      3,167,547
   Sanofi SA ADR............................................  39,660      1,514,219
   Sartorius Stedim Biotech SA..............................     709         49,827
   Schneider Electric SA....................................  30,730      1,892,837
   SCOR SE..................................................  37,040        979,250
   SEB SA...................................................   2,824        225,212
  *Seche Environnement SA...................................     824         29,792
   Sechilienne SA...........................................   3,800         58,012
   Sequana SA...............................................   7,137         33,289
   SES SA...................................................   7,157        171,485
   Societe BIC SA...........................................   3,399        374,411
   Societe d'Edition de Canal Plus SA.......................  10,759         60,988
   Societe Generale SA......................................  51,640      1,222,535

                                     1135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
FRANCE -- (Continued)
  *Societe Television Francaise 1 SA........................ 21,816     $   211,311
   Sodexo SA................................................  2,674         213,030
 #*Soitec SA................................................ 21,775          92,275
   Somfy SA.................................................    158          33,261
   Sopra Group SA...........................................    846          48,828
  *Spir Communication SA....................................    151           3,875
  *Stallergenes SA..........................................     86           5,347
  *Ste Industrielle d'Aviation Latecoere SA.................    462           6,205
   Stef SA..................................................    771          40,201
   STMicroelectronics NV.................................... 90,620         521,775
   STMicroelectronics NV ADR................................ 29,790         172,186
   Suez Environnement SA....................................  7,512         105,965
  *Sword Group SA...........................................  1,588          26,077
  *Synergie SA..............................................  5,412          63,629
  *Technicolor SA........................................... 11,563          24,481
   Technip SA...............................................  4,264         484,220
   Teleperformance SA....................................... 11,789         315,904
   Thales SA................................................ 10,191         353,303
  *Theolia SA............................................... 21,695          24,729
  *Total Gabon SA...........................................     65          30,060
   Total SA.................................................  8,644         414,942
   Total SA Sponsored ADR................................... 83,723       4,027,914
   Touax SA.................................................     25             781
   Toupargel Groupe SA......................................    334           3,663
  *Transgene SA.............................................  1,406          17,196
   Trigano SA...............................................  2,400          35,401
  *UbiSoft Entertainment SA................................. 12,434          85,714
   Valeo SA................................................. 11,812         580,891
  *Vallourec SA.............................................  8,690         523,326
   Veolia Environnement SA ADR.............................. 13,277         193,180
   Vetoquinol SA............................................    275           8,612
   Viel et Compagnie SA..................................... 12,834          41,373
   Vilmorin & Cie SA........................................    900          97,137
   Vinci SA................................................. 20,077         931,178
   Virbac SA................................................    447          75,181
  *Vivalis SA...............................................  3,787          29,940
   Vivendi SA............................................... 74,651       1,380,783
   Vranken Pommery Monopole SA..............................    106           3,353
   Zodiac Aerospace SA......................................  6,425         707,032
                                                                        -----------
TOTAL FRANCE................................................             60,959,196
                                                                        -----------
GERMANY -- (4.4%)
  *Aareal Bank AG........................................... 10,528         203,343
   Adidas-Salomon AG........................................  7,697         642,005
  *ADVA AG Optical Networking...............................  6,955          50,104
  *Air Berlin P.L.C.........................................  7,620          20,527
  #Aixtron SE............................................... 13,684         250,022
   Allianz SE............................................... 23,038       2,569,684
   Allianz SE Sponsored ADR................................. 69,550         769,223
  *Asian Bamboo AG..........................................  1,885          27,840
   AUGUSTA Technologie AG...................................  3,720         116,974
   Aurubis AG...............................................  9,283         516,663
   Axel Springer AG.........................................  6,328         288,715
  *Balda AG.................................................  7,054          53,210
   BASF SE.................................................. 11,789         970,623
   BASF SE Sponsored ADR....................................  1,000          82,240
  *Bauer AG.................................................  1,096          27,061
   Bayer AG................................................. 13,390         943,509
   Bayer AG Sponsored ADR...................................    200          14,152
   Bayerische Motoren Werke AG.............................. 25,204       2,397,202
   BayWa AG.................................................  2,674          97,575

                                     1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
GERMANY -- (Continued)
   Bechtle AG...............................................   2,677     $  120,581
   Beiersdorf AG............................................   1,926        135,160
   Bertrandt AG.............................................     946         71,732
  *Bijou Brigitte AG........................................      23          2,124
   Bilfinger Berger SE......................................   7,718        706,134
   Biotest AG...............................................     355         22,229
  *Borussia Dortmund GmbH & Co. KGaA........................  14,645         48,485
  *Brenntag AG..............................................   1,678        209,043
  *CANCOM AG................................................   1,134         19,999
   Carl Zeiss Meditec AG....................................   4,134        115,092
  *CAT Oil AG...............................................   3,029         25,270
  *Celesio AG...............................................  18,943        326,672
   Centrotec Sustainable AG.................................   2,715         44,525
   Centrotherm Photovoltaics AG.............................   2,119         21,995
   Cewe Color Holding AG....................................     871         38,395
   Comdirect Bank AG........................................   4,781         54,684
  *Commerzbank AG........................................... 385,799        835,315
   CompuGroup Medical AG....................................   1,550         23,838
  *Constantin Medien AG.....................................     444            990
  *Continental AG...........................................   6,412        621,888
   CropEnergies AG..........................................   5,648         36,220
   CTS Eventim AG...........................................   2,398         93,631
  *Curanum AG...............................................     470          1,216
   DAB Bank AG..............................................   1,539          7,236
   Daimler AG...............................................  60,108      3,325,860
  *Delticom AG..............................................   1,069        103,882
   Deutsche Bank AG.........................................  55,529      2,409,403
   Deutsche Bank AG (5750355)...............................   5,709        247,845
   Deutsche Beteiligungs AG.................................     346          7,685
   Deutsche Boerse AG.......................................   3,579        224,721
   Deutsche Lufthansa AG....................................  49,873        649,464
   Deutsche Post AG.........................................  93,390      1,743,954
   Deutsche Telekom AG......................................  81,606        920,083
   Deutsche Telekom AG Sponsored ADR........................ 104,159      1,187,413
   Deutsche Wohnen AG.......................................  13,561        199,513
  *Deutz AG.................................................  14,618        103,748
  *Dialog Semiconductor P.L.C...............................   3,764         82,936
   Douglas Holding AG.......................................   3,949        181,448
   Draegerwerk AG & Co. KGaA................................     269         26,898
   Drillisch AG.............................................   6,873         86,731
   Duerr AG.................................................   2,774        175,323
   DVB Bank SE..............................................     433         13,419
   E.ON AG.................................................. 111,836      2,532,160
   E.ON AG Sponsored ADR....................................   3,600         81,324
   Eckert & Ziegler AG......................................     831         27,174
   Elmos Semiconductor AG...................................   1,781         20,000
   ElreingKlinger AG........................................   4,474        129,602
  *Euromicron AG............................................     971         27,352
  *Evotec AG................................................  35,662        121,882
   Fielmann AG..............................................     537         52,045
  *First Sensor AG..........................................     945         12,361
   Fraport AG...............................................   6,293        409,200
   Freenet AG...............................................  24,178        420,496
   Fresenius Medical Care AG & Co. KGaA.....................   2,356        167,304
   Fresenius Medical Care AG & Co. KGaA ADR.................   2,100        149,100
   Fresenius SE & Co. KGaA..................................   5,298        528,939
   Fuchs Petrolub AG........................................   1,737         96,923
  *GAGFAH SA................................................  11,791        105,753
   GEA Group AG.............................................  18,357        606,289
   Generali Deutschland Holding AG..........................     150         12,690
   Gerresheimer AG..........................................   5,573        257,440

                                     1137

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
GERMANY -- (Continued)
   Gerry Weber International AG.............................  1,946     $   82,656
  *Gesco AG.................................................    578         48,348
   GFK SE...................................................  2,508        133,273
  *Gigaset AG............................................... 12,872         37,135
  *Gildemeister AG.......................................... 12,503        256,194
  *Grammer AG...............................................  3,456         73,502
   Grenkeleasing AG.........................................  1,850        123,433
   H&R AG...................................................  1,360         27,365
  *Hamburger Hafen und Logistik AG..........................  1,330         44,117
   Hannover Rueckversicherung AG............................ 11,063        669,502
  *Heidelberger Druckmaschinen AG........................... 49,077         85,800
   Heidelberger Zement AG................................... 18,184      1,000,565
   Henkel AG & Co. KGaA.....................................  4,418        270,516
   Hochtief AG..............................................  7,750        454,591
  *Homag Group AG...........................................  1,385         18,668
   Indus Holding AG.........................................  5,359        167,028
   Infineon Technologies AG................................. 49,412        492,416
   Infineon Technologies AG ADR............................. 51,213        510,081
 #*IVG Immobilien AG........................................ 29,473         68,267
  *Jenoptik AG..............................................  8,030         66,137
  *K&S AG...................................................  3,614        180,634
  *Kabel Deutschland Holding AG.............................  6,744        425,161
   Kloeckner & Co. SE....................................... 22,431        305,289
   Koenig & Bauer AG........................................    926         15,140
   Kontron AG............................................... 11,542         83,600
   Krones AG................................................  2,451        135,820
   KSB AG...................................................     34         21,514
 #*Kuka AG..................................................  4,421        105,285
   KWS Saat AG..............................................    383        102,194
   Lanxess AG............................................... 11,046        879,440
   Leoni AG.................................................  6,330        325,305
   Linde AG.................................................  5,457        934,036
   LPKF Laser & Electronics AG..............................  1,002         17,705
   MAN SE...................................................  5,106        645,455
  *Manz AG..................................................    880         27,099
   Merck KGaA...............................................  6,483        712,609
   Metro AG................................................. 11,065        357,232
   MLP AG...................................................  9,812         83,007
  *Morphosys AG.............................................  3,702        101,115
   MTU Aero Engines Holding AG..............................  3,208        270,296
  #Munchener Rueckversicherungs-Gesellschaft AG............. 12,533      1,820,419
   MVV Energie AG...........................................  1,236         39,045
  *Nexus AG.................................................    502          5,580
  *Nordex SE................................................ 13,855         61,633
  *Patrizia Immobilien AG...................................  7,346         47,615
   Pfeiffer Vacuum Technology AG............................    797         96,762
  *Phoenix Solar AG.........................................  1,026          1,422
   PNE Wind AG.............................................. 14,369         30,676
   Praktiker AG............................................. 14,777         33,104
   Puma SE..................................................    494        173,354
   PVA TePla AG.............................................  3,327         16,394
  *QIAGEN NV................................................ 43,509        719,401
  *QSC AG................................................... 23,436         60,902
   R Stahl AG...............................................    597         21,419
   Rational AG..............................................    274         70,064
   Rheinmetall AG...........................................  8,082        454,161
   Rhoen-Klinikum AG........................................ 23,588        663,798
  *RWE AG................................................... 43,631      1,875,562
  *SAF-Holland SA...........................................  5,515         46,417
   Salzgitter AG............................................  8,367        438,543
   SAP AG Sponsored ADR.....................................  9,200        609,868

                                     1138

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
GERMANY -- (Continued)
  *SGL Carbon SE............................................   5,327     $   243,471
   Siemens AG...............................................     821          76,205
   Siemens AG Sponsored ADR.................................  11,676       1,084,350
  *Singulus Technologies AG.................................  10,890          35,329
   Sixt AG..................................................   3,720          77,281
  *SKW Stahl-Metallurgie Holding AG.........................   2,207          42,389
  *Sky Deutschland AG.......................................  48,268         123,593
  *SMA Solar Technology AG..................................     512          21,461
   Software AG..............................................   3,150         110,107
  #Solarworld AG............................................  14,487          30,551
   Stada Arzneimittel AG....................................  11,501         381,823
   STRATEC Biomedical AG....................................     978          46,582
  *Stroer Out-of-Home Media AG..............................   2,821          48,177
   Suedzucker AG............................................  10,869         330,982
  *Suss Microtec AG.........................................   6,672          92,838
   Symrise AG...............................................   8,140         235,914
  *TAG Immobilien AG........................................  16,147         160,352
   Takkt AG.................................................   2,947          43,305
   Telegate AG..............................................   3,104          26,586
   ThyssenKrupp AG..........................................  47,834       1,134,396
  *Tipp24 SE................................................     666          37,834
  *Tom Tailor Holding AG....................................   1,976          36,764
   Tomorrow Focus AG........................................   3,932          19,770
 #*TUI AG...................................................  27,470         200,891
   United Internet AG.......................................   6,740         133,382
  *Verbio AG................................................   3,646          14,035
   Volkswagen AG............................................   1,962         335,159
   Vossloh AG...............................................   1,614         157,497
   VTG AG...................................................   1,642          29,743
   Wacker Chemie AG.........................................   1,796         144,818
   Wacker Neuson SE.........................................   4,176          68,980
   Washtec AG...............................................   1,256          15,191
   Wincor Nixdorf AG........................................   2,250          87,298
   Wirecard AG..............................................   7,559         140,245
   XING AG..................................................     903          67,351
   Zhongde Waste Technology AG..............................   1,307           4,865
                                                                         -----------
TOTAL GERMANY...............................................              54,554,670
                                                                         -----------
GREECE -- (0.2%)
  *Agricultural Bank of Greece S.A..........................   3,334             874
  *Alpha Bank A.E...........................................  81,161         113,885
  *Attica Bank S.A..........................................   5,784           1,994
  *Bank of Cyprus Public Co., Ltd........................... 229,580         136,844
   Bank of Greece S.A.......................................   2,794          50,024
   Coca-Cola Hellenic Bottling Co. S.A......................   8,849         175,763
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.................  14,306         281,542
  *Cyprus Popular Bank PCL.................................. 156,231          41,805
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.....   5,243           1,408
  *EFG Eurobank Ergasias S.A................................  55,065          43,854
   Ellaktor S.A.............................................  21,206          34,554
   EYDAP Athens Water Supply & Sewage Co. S.A...............   6,973          35,993
  *Folli Follie Group S.A...................................   7,975          73,961
  *Fourlis Holdings S.A.....................................   7,020          11,054
   Frigoglass S.A...........................................   9,752          62,044
   GEK Terna S.A............................................   6,564           7,209
   Hellenic Exchanges S.A...................................  17,568          60,940
   Hellenic Petroleum S.A...................................  17,587         129,265
  *Hellenic Telecommunication Organization Co. S.A..........  24,316          79,381
   Hellenic Telecommunication Organization Co. S.A.
     Sponsored ADR..........................................   6,000          10,020
  *Heracles General Cement Co. S.A..........................     444           1,040
   Intralot S.A.-Integrated Lottery Systems & Services......  26,355          26,680


                                     1139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
GREECE -- (Continued)
   JUMBO S.A................................................    21,424     $  104,107
  *Marfin Investment Group Holdings S.A.....................   142,123         55,681
   Metka S.A................................................     6,384         70,170
   Motor Oil (Hellas) Corinth Refineries S.A................    13,116        107,624
  *Mytilineos Holdings S.A..................................    15,755         53,810
  *National Bank of Greece S.A..............................   158,029        352,585
  *National Bank of Greece S.A. ADR.........................    28,236         64,378
  *OPAP S.A.................................................    16,533        147,754
  *Piraeus Bank S.A.........................................   199,857         68,721
   Piraeus Port Authority S.A...............................     2,736         39,054
   Public Power Corp. S.A...................................    13,423         45,146
   S&B Industrial Minerals S.A..............................     3,250         21,261
  *Sidenor Steel Products Manufacturing Co. S.A.............     3,000          3,672
  *Teletypos S.A. Mega Channel..............................     1,702            586
   Terna Energy S.A.........................................     4,497          9,469
   Titan Cement Co. S.A.....................................    10,553        204,763
  *TT Hellenic Postbank S.A.................................    28,778         15,247
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......    20,959         85,474
                                                                           ----------
TOTAL GREECE................................................                2,829,636
                                                                           ----------
HONG KONG -- (1.8%)
   AAC Technologies Holdings, Inc...........................    54,000        158,568
  *AIA Group, Ltd...........................................    88,400        313,403
   Alco Holdings, Ltd.......................................    20,000          7,051
   Allied Group, Ltd........................................     4,000          9,143
   Allied Properties (H.K.), Ltd............................   636,068         83,371
  *Apac Resources, Ltd......................................   520,000         22,023
   Asia Satellite Telecommunications Holdings, Ltd..........    39,000        111,118
   Asia Standard International Group, Ltd...................    72,000         11,693
   ASM Pacific Technology, Ltd..............................     7,400         99,976
   Associated International Hotels, Ltd.....................    38,000         80,747
   Bank of East Asia, Ltd...................................   122,157        455,307
  *Birmingham International Holdings, Ltd...................   970,000         19,003
   BOC Hong Kong Holdings, Ltd..............................   137,500        425,878
   Bossini International Holdings, Ltd......................   116,000          8,044
  #Brightoil Petroleum Holdings, Ltd........................   208,000         45,787
   Cafe de Coral Holdings, Ltd..............................    24,000         65,747
  *Carico Holdings, Ltd.....................................   100,000          5,332
   Cathay Pacific Airways, Ltd..............................   116,000        196,252
   Chen Hsong Holdings, Ltd.................................    66,000         22,051
   Cheuk Nang Holdings, Ltd.................................    20,000          8,041
   Cheung Kong Holdings, Ltd................................    91,000      1,205,813
   Cheung Kong Infrastructure Holdings, Ltd.................    34,000        201,057
   Chevalier International Holdings, Ltd....................    32,000         33,737
  *China Boon Holdings, Ltd.................................   160,000          1,829
  *China Daye Non-Ferrous Metals Mining, Ltd................   760,163         40,032
  *China Energy Development Holdings, Ltd...................   808,000          9,609
   China Metal International Holdings, Ltd..................   190,000         32,955
  *China Nuclear Industry 23 International Corp., Ltd.......    22,000          6,067
  *China Resources & Transportation Group, Ltd..............   700,000         28,819
  *China Solar Energy Holdings, Ltd.........................   910,000          4,560
  *China WindPower Group, Ltd............................... 1,450,000         60,276
  #Chong Hing Bank, Ltd.....................................    28,000         50,668
  #Chow Sang Sang Holdings International, Ltd...............    48,000        121,375
   Citic Telecom International Holdings, Ltd................   224,000         46,563
   City Telecom, Ltd. ADR...................................     1,497         17,365
   CK Life Sciences International Holdings, Inc.............   430,000         24,620
   CLP Holdings, Ltd........................................    25,500        218,298
  *CP Lotus Corp., Ltd......................................    80,000          2,625
   Cross-Harbour Holdings, Ltd. (The).......................    40,000         32,528
   CSI Properties, Ltd......................................   579,674         23,556

                                     1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
HONG KONG -- (Continued)
  *Culture Landmark Investment, Ltd.........................   488,000     $    4,981
   Dah Sing Banking Group, Ltd..............................    90,440         93,465
   Dah Sing Financial Holdings, Ltd.........................    25,650         91,637
  *Dejin Resources Group Co., Ltd...........................   822,000          3,468
   Dickson Concepts International, Ltd......................    55,000         30,407
   Emperor Entertainment Hotel, Ltd.........................   215,000         39,524
   Emperor International Holdings, Ltd......................   177,333         31,875
   Emperor Watch & Jewellery, Ltd...........................   430,000         60,033
   Esprit Holdings, Ltd.....................................   259,188        531,266
  *eSun Holdings, Ltd.......................................   282,000         38,763
   EVA Precision Industrial Holdings, Ltd...................   284,000         47,724
   Fairwood, Ltd............................................    21,000         35,903
   Far East Consortium International, Ltd...................   177,000         32,323
   First Pacific Co., Ltd...................................   294,400        318,532
  *Fook Woo Group Holdings, Ltd.............................   224,000         39,265
  *Foxconn International Holdings, Ltd......................   217,000        102,614
 #*Galaxy Entertainment Group, Ltd..........................    59,000        184,308
  *Genting Hong Kong, Ltd...................................   281,000        103,501
   Get Nice Holdings, Ltd...................................   486,000         21,236
   Giordano International, Ltd..............................   164,000        142,378
   Glorious Sun Enterprises, Ltd............................   170,000         58,130
   Gold Peak Industries Holding, Ltd........................   262,000         26,134
   Great Eagle Holdings, Ltd................................     7,547         22,165
  *Greenheart Group, Ltd....................................    28,000          1,790
  *G-Resources Group, Ltd................................... 2,379,000        152,867
  *Guotai Junan International Holdings, Ltd.................    71,000         23,950
   Haitong International Securities Group, Ltd..............    12,000          4,287
   Hang Lung Group, Ltd.....................................   101,000        629,274
   Hang Lung Properties, Ltd................................   218,000        802,879
  #Hang Seng Bank, Ltd......................................    12,000        164,333
   Harbour Centre Development, Ltd..........................    21,000         25,501
   Henderson Land Development Co., Ltd......................   126,352        716,938
   HKR International, Ltd...................................   186,400         70,385
  *HKT Trust and HKT, Ltd...................................     9,999          7,771
   Hon Kwok Land Investment Co., Ltd........................    20,000          6,866
   Hong Kong & China Gas Co., Ltd...........................    59,410        151,757
   Hong Kong & Shanghai Hotels, Ltd.........................   137,500        179,931
   Hong Kong Aircraft Engineering Co., Ltd..................     2,400         33,477
  #Hong Kong Exchanges & Clearing, Ltd......................     8,400        133,478
   Hongkong Chinese, Ltd....................................   184,495         29,325
   Hopewell Holdings, Ltd...................................   119,000        318,934
   Hung Hing Printing Group, Ltd............................    92,000         15,191
   Hutchison Telecommunications Hong Kong Holdings, Ltd.....   261,000        115,965
   Hutchison Whampoa, Ltd...................................   130,000      1,246,240
   Hysan Development Co., Ltd...............................    16,000         72,224
  *Imagi International Holdings, Ltd........................   728,000         11,611
  *IRC, Ltd,................................................   266,000         38,811
  *IT, Ltd..................................................    70,000         36,716
   Johnson Electric Holdings, Ltd...........................   324,500        203,178
  #K Wah International Holdings, Ltd........................   228,681         96,191
   Kerry Properties, Ltd....................................    76,000        343,872
  *King Stone Energy Group, Ltd.............................   324,000         24,979
   Kingmaker Footwear Holdings, Ltd.........................   186,000         29,892
   Kingston Financial Group, Ltd............................   717,000         65,356
   Kowloon Development Co., Ltd.............................   103,000        107,204
  *Lai Sun Development Co., Ltd............................. 1,088,000         16,892
   Lee & Man Chemical Co., Ltd..............................    32,000         25,407
   Li & Fung, Ltd...........................................    92,000        196,185
   Lifestyle International Holdings, Ltd....................    29,000         67,590
   Lippo China Resources, Ltd...............................   794,000         19,927
   Lippo, Ltd...............................................    55,000         19,544

                                     1141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
HONG KONG -- (Continued)
   Liu Chong Hing Investment, Ltd...........................    18,000     $   18,781
   Luk Fook Holdings International, Ltd.....................    16,000         45,341
   Lung Kee (Bermuda) Holdings, Ltd.........................    40,000         18,907
   Magnificent Estates, Ltd.................................   320,000         13,200
  *Mascotte Holdings, Ltd...................................    33,000          2,339
  *Melco International Development, Ltd.....................   161,000        168,545
   Midland Holdings, Ltd....................................    92,666         46,469
  *Ming Fung Jewellery Group, Ltd...........................   770,000         44,121
   Miramar Hotel & Investment Co., Ltd......................     9,000          9,936
  *Mongolian Mining Corp....................................    16,000         12,854
   MTR Corp.................................................    70,789        251,063
   Neo-Neon Holdings, Ltd...................................    96,000         16,820
   New World Development Co., Ltd...........................   401,321        498,523
   NewOcean Green Energy Holdings, Ltd......................   194,000         39,960
  *Next Media, Ltd..........................................   290,000         24,255
   NWS Holdings, Ltd........................................   160,120        240,571
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd....   675,000         25,564
   Orient Overseas International, Ltd.......................    31,500        215,030
  #Oriental Watch Holdings, Ltd.............................   138,400         57,735
  #Pacific Andes International Holdings, Ltd................ 1,072,405         73,174
   Pacific Basin Shipping, Ltd..............................   370,000        193,625
  *Pacific Century Premium Developments, Ltd................   243,000         57,552
   Pacific Textile Holdings, Ltd............................    74,000         49,088
   Paliburg Holdings, Ltd...................................   130,000         38,298
  *Pan Asia Environmental Protection Group, Ltd.............    86,000          6,502
   PCCW, Ltd................................................   270,000        100,604
   Pearl Oriental Oil, Ltd..................................   389,000         34,482
   Pico Far East Holdings, Ltd..............................   144,000         34,591
  *PME Group, Ltd...........................................   430,000          6,915
  *PNG Resources Holdings, Ltd..............................   352,000          5,380
   Polytec Asset Holdings, Ltd..............................   205,000         21,827
   Power Assets Holdings, Ltd...............................    38,500        287,935
   Public Financial Holdings, Ltd...........................    72,000         30,998
   PYI Corp., Ltd...........................................   766,000         19,725
   Regal Hotels International Holdings, Ltd.................   172,000         71,052
   Richfield Group Holdings, Ltd............................   208,000         10,662
   SA SA International Holdings, Ltd........................    48,000         29,685
   Samling Global, Ltd......................................   458,000         43,408
   Sands China, Ltd.........................................    10,400         40,852
   SEA Holdings, Ltd........................................    90,000         42,718
   Shangri-La Asia, Ltd.....................................   171,166        362,683
   Shenyin Wanguo, Ltd......................................    75,000         23,146
   Shun Tak Holdings, Ltd...................................   301,499        124,408
  *Siberian Mining Group Co., Ltd...........................   140,000          7,441
   Singamas Container Holdings, Ltd.........................   424,000        126,345
   Sino Land Co., Ltd.......................................   348,815        599,232
  *Sino-Tech International Holdings, Ltd....................   760,000          6,857
   SJM Holdings, Ltd........................................    27,000         59,205
   SmarTone Telecommunications Holdings, Ltd................    66,305        123,804
   SOCAM Development, Ltd...................................    44,444         48,036
   South China (China), Ltd.................................   464,000         31,762
   Stella International Holdings, Ltd.......................    36,500         96,512
   Sun Hung Kai & Co., Ltd..................................   161,104         83,017
   Sun Hung Kai Properties, Ltd.............................    92,273      1,106,417
  *Superb Summit International Timber Co., Ltd..............   500,000          8,893
   Sustainable Forest Holdings, Ltd.........................   337,500          6,187
   Tai Cheung Holdings, Ltd.................................    94,000         66,612
   Tan Chong International, Ltd.............................    24,000          6,142
  *Taung Gold International, Ltd............................   500,000         11,220
   Techtronic Industries Co., Ltd...........................   187,500        225,051
   Television Broadcasts, Ltd...............................    19,000        139,194

                                     1142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
HONG KONG -- (Continued)
   Texwinca Holdings, Ltd...................................  48,000     $    58,597
  *Titan Petrochemicals Group, Ltd.......................... 380,000          13,714
  *Tom Group, Ltd...........................................  60,000           5,232
   Tongda Group Holdings, Ltd............................... 530,000          22,456
   Tradelink Electronic Commerce, Ltd.......................  14,000           2,126
   Transport International Holdings, Ltd....................  42,400          87,166
   Trinity, Ltd.............................................  82,000          68,386
   United Laboratories International Holdings, Ltd. (The)... 162,500          65,258
   Value Partners Group, Ltd................................  63,000          38,666
   Varitronix International, Ltd............................ 113,000          56,484
   Victory City International Holdings, Ltd................. 273,936          31,296
   Vitasoy International Holdings, Ltd......................  80,000          58,628
  *Vongroup, Ltd............................................ 815,000           4,945
  *VST Holdings, Ltd........................................ 108,000          26,098
  #VTech Holdings, Ltd......................................   7,000          78,318
 #*Wah Nam International Holdings, Ltd...................... 896,780          52,326
   Wharf Holdings, Ltd...................................... 133,000         788,738
   Wheelock & Co., Ltd......................................  98,000         330,182
   Wing Hang Bank, Ltd......................................  29,000         307,452
  #Wing On Co. International, Ltd...........................  32,000          70,437
   Wing Tai Properties, Ltd................................. 140,000          58,825
   Winsor Properties Holdings, Ltd..........................   2,000           6,702
   Wynn Macau, Ltd..........................................  20,400          65,207
   Xinyi Glass Holdings, Ltd................................ 162,000         104,155
   YGM Trading, Ltd.........................................  20,000          52,964
   Yue Yuen Industrial Holdings, Ltd........................  57,000         190,154
                                                                         -----------
TOTAL HONG KONG.............................................              21,433,000
                                                                         -----------
HUNGARY -- (0.1%)
  *EGIS Pharmaceuticals P.L.C...............................     894          59,688
  *FHB Mortgage Bank NYRT...................................   6,244          16,473
   Magyar Telekom Telecommunications P.L.C..................  35,775          89,993
   Magyar Telekom Telecommunications P.L.C. Sponsored ADR...   4,178          52,350
  *MOL Hungarian Oil & Gas P.L.C............................   2,028         167,665
   OTP Bank P.L.C...........................................  28,723         503,506
  *PannErgy P.L.C...........................................   3,649          10,622
   Richter Gedeon NYRT......................................     915         158,125
                                                                         -----------
TOTAL HUNGARY...............................................               1,058,422
                                                                         -----------
INDIA -- (1.8%)
   Aban Offshore, Ltd.......................................     770           6,045
   ABG Shipyard, Ltd........................................   7,485          53,847
   ACC, Ltd.................................................   7,153         167,484
   Adani Enterprises, Ltd...................................  15,566          82,711
  *Adani Power, Ltd.........................................  74,535          90,614
   Aditya Birla Nuvo, Ltd...................................   8,641         152,395
   Akzo Nobel India, Ltd....................................     399           6,590
   Allahabad Bank, Ltd......................................  40,781         127,929
   Allcargo Logistics, Ltd..................................     986           2,216
   Alok Industries, Ltd.....................................  90,000          33,410
   Ambuja Cements, Ltd......................................  40,221         114,632
   Amtek Auto, Ltd..........................................  17,358          41,596
   Anant Raj Industries, Ltd................................  13,615          15,089
  *Andhra Bank, Ltd.........................................  18,523          40,872
   Ansal Properties & Infrastructure, Ltd...................   9,102           5,635
  *Apollo Hospitals Enterprise, Ltd.........................   9,322         111,412
   Apollo Tyres, Ltd........................................  25,736          43,938
  *Arvind, Ltd..............................................  14,863          24,463
   Asea Brown Boveri India, Ltd.............................   3,501          54,157
  *Ashok Leyland, Ltd....................................... 200,290         122,103
   Asian Paints, Ltd........................................   1,564         104,166

                                     1143

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
INDIA -- (Continued)
   Aurobindo Pharma, Ltd.................................... 57,865     $144,111
   Aventis Pharma, Ltd......................................  1,238       51,663
   Axis Bank, Ltd........................................... 16,546      346,199
   Bajaj Auto, Ltd..........................................  3,566      109,522
   Bajaj Electricals, Ltd...................................  4,500       16,813
   Bajaj Finance, Ltd.......................................  2,425       39,997
   Bajaj Finserv, Ltd.......................................  6,437       89,616
   Bajaj Hindusthan, Ltd.................................... 80,199       46,216
   Bajaj Holdings & Investment, Ltd.........................  7,265      115,948
   Ballarpur Industries, Ltd................................ 70,689       33,240
   Balrampur Chini Mills, Ltd............................... 21,074       21,885
   Bank of Baroda........................................... 10,597      154,457
   Bank of India............................................ 16,169      108,058
   Bank of Maharashtra, Ltd................................. 32,893       34,007
   BASF India, Ltd..........................................    873       10,175
   Bata India, Ltd..........................................  6,548      108,990
   BEML, Ltd................................................  2,355       23,776
   Berger Paints India, Ltd................................. 26,560       60,446
  *BGR Energy Systems, Ltd..................................  2,982       18,566
   Bharat Electronics, Ltd..................................  2,636       73,731
   Bharat Forge, Ltd........................................  7,701       47,100
   Bharat Heavy Electricals, Ltd............................ 23,910      101,405
   Bharat Petroleum Corp., Ltd..............................  3,844       48,813
   Bharti Airtel, Ltd....................................... 41,564      244,253
   Bhushan Steel, Ltd....................................... 15,385      126,016
  *Biocon, Ltd..............................................  8,934       40,737
   Birla Corp., Ltd.........................................  4,033       19,574
   Bombay Rayon Fashions, Ltd...............................  1,830        8,775
   Bosch, Ltd...............................................    584       96,073
   Britannia Industries, Ltd................................  1,250       13,275
   Cadila Healthcare, Ltd...................................  8,226      113,533
  *Cairn India, Ltd......................................... 40,339      264,380
   Canara Bank.............................................. 13,415      110,608
   Carborundum Universal, Ltd...............................  4,300       13,471
   Central Bank of India.................................... 53,793      100,309
   Century Plyboards India, Ltd.............................  6,288        7,340
   Century Textiles & Industries, Ltd.......................  2,887       17,815
   CESC, Ltd................................................  5,246       25,776
   Chambal Fertilizers & Chemicals, Ltd..................... 26,495       38,193
   Chennai Petroleum Corp., Ltd............................. 11,326       32,137
   Cipla, Ltd............................................... 13,377       79,065
   City Union Bank, Ltd..................................... 41,580       38,547
   CMC, Ltd.................................................    388        6,698
   Colgate-Palmolive (India), Ltd...........................  3,054       64,202
   Container Corp. of India.................................  5,527       92,519
   Core Education & Technologies, Ltd.......................  9,143       48,870
   Coromandel International, Ltd............................  4,798       23,272
   Corporation Bank.........................................  9,596       74,174
   Crisil, Ltd..............................................  2,565       50,476
   Crompton Greaves, Ltd.................................... 18,900       46,825
   Cummins India, Ltd.......................................  6,720       61,506
   Dabur India, Ltd......................................... 30,848       65,347
  *DB Realty, Ltd........................................... 17,964       24,929
  *Deccan Chronicle Holdings, Ltd...........................  9,319        7,140
   Dena Bank................................................ 12,195       21,556
  *Development Credit Bank, Ltd............................. 22,854       19,819
   Dewan Housing Finance Corp., Ltd.........................  8,991       37,322
   Dhanalakshmi Bank, Ltd................................... 14,795       17,844
  *Dish TV (India), Ltd..................................... 44,632       50,629
   Divi's Laboratories, Ltd.................................  2,878       46,700
   DLF, Ltd................................................. 48,011      170,209

                                     1144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
INDIA -- (Continued)
   Dr. Reddy's Laboratories, Ltd. ADR.......................   5,899     $199,563
   E.I.D. - Parry (India), Ltd..............................  10,009       34,032
   Educomp Solutions, Ltd...................................  10,613       39,132
   Eicher Motors, Ltd.......................................   2,071       89,365
   EIH, Ltd.................................................  19,189       30,518
   Era Infra Engineering, Ltd...............................   7,211       19,301
   Escorts, Ltd.............................................   9,996       13,966
  *Essar Oil, Ltd...........................................  61,934       63,833
  *Essar Ports, Ltd.........................................  10,386       17,789
  *Essar Shipping, Ltd......................................   5,193        2,980
  *Everonn Education, Ltd...................................   2,200        9,494
   Exide Industries, Ltd....................................  31,311       76,560
  *Federal Bank, Ltd........................................  19,315      154,152
   Financial Technologies (India), Ltd......................   3,882       50,293
  *Fortis Healthcare, Ltd...................................  10,077       20,518
   Future Capital Holdings, Ltd.............................   6,323       17,034
  *Future Market Networks, Ltd..............................     446          244
   GAIL India, Ltd..........................................  23,506      146,835
   Gammon India, Ltd........................................  10,776        9,484
  *Gammon Infrastructure Projects, Ltd......................  12,199        3,056
   Gateway Distriparks, Ltd.................................   8,076       23,194
   Gitanjali Gems, Ltd......................................   4,948       30,596
   GlaxoSmithKline Consumer Healthcare, Ltd.................     389       20,624
   GlaxoSmithKline Pharmaceuticals, Ltd.....................   1,552       62,580
   Glenmark Pharmaceuticals, Ltd............................  11,592       71,626
  *GMR Infrastructure, Ltd..................................  58,488       29,729
   Godfrey Phillips India, Ltd..............................      51        3,594
   Godrej Industries, Ltd...................................   7,430       37,478
   Gokul Refoils & Solvent, Ltd.............................  14,640       22,529
   Grasim Industries, Ltd...................................   5,183      251,726
   Great Eastern Shipping Co., Ltd..........................  13,008       62,687
   Greaves Cotton, Ltd......................................   1,775        2,722
   Gujarat Alkalies & Chemicals, Ltd........................     772        1,847
   Gujarat Fluorochemicals, Ltd.............................     412        3,598
   Gujarat Gas Co., Ltd.....................................   6,039       36,908
   Gujarat Mineral Development Corp., Ltd...................  12,483       44,087
   Gujarat NRE Coke, Ltd....................................  49,906       19,240
   Gujarat State Fertilizers & Chemicals, Ltd...............   4,033       33,821
   Gujarat State Petronet, Ltd..............................  28,545       35,887
  *GVK Power & Infrastructure, Ltd..........................  63,703       19,404
  *Havells India, Ltd.......................................   5,887       62,141
   HCL Infosystems, Ltd.....................................  22,200       18,867
   HCL Technologies, Ltd....................................  17,304      167,886
   HDFC Bank, Ltd...........................................  38,000      391,323
   HDFC Bank, Ltd. ADR......................................   2,000       68,620
   Hero Honda Motors, Ltd. Series B.........................   2,207       93,419
  *Hexa Tradex, Ltd.........................................   5,313        7,561
   Hexaware Technologies, Ltd...............................  34,366       84,205
  *Himachal Futuristic Communications, Ltd..................  88,611       18,642
   Himadri Chemicals & Industries, Ltd......................  21,760       14,411
   Hindalco Industries, Ltd................................. 113,307      258,261
   Hindustan Construction Co., Ltd.......................... 129,998       52,140
   Hindustan Petroleum Corp, Ltd............................   9,241       52,922
   Hindustan Unilever, Ltd..................................   7,107       55,880
  *Honeywell Automation India, Ltd..........................     710       36,687
   Hotel Leelaventure, Ltd..................................  23,855       14,580
  *Housing Development & Infrastructure, Ltd................  56,075       85,587
   HSIL, Ltd................................................  19,048       59,992
   HT Media, Ltd............................................  11,369       27,385
   ICICI Bank, Ltd..........................................   9,160      153,344
   ICICI Bank, Ltd. Sponsored ADR...........................  17,656      598,362

                                     1145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
INDIA -- (Continued)
   IDBI Bank, Ltd...........................................  42,786     $ 82,414
  *Idea Cellular, Ltd....................................... 146,697      218,599
   IFCI, Ltd................................................  70,683       55,482
   India Cements, Ltd.......................................  31,135       49,861
  *India Infoline, Ltd......................................  56,463       59,071
   Indian Bank..............................................  21,645       93,356
   Indian Hotels Co., Ltd...................................  57,658       67,671
   Indian Oil Corp., Ltd....................................  11,712       58,845
   Indian Overseas Bank.....................................  27,161       44,912
  *Indraprastha Gas, Ltd....................................   3,321       13,744
   IndusInd Bank, Ltd.......................................  51,899      327,774
   Infosys, Ltd.............................................   5,251      243,487
   Infotech Enterprises, Ltd................................   1,202        3,709
   Infrastructure Development Finance Co., Ltd.............. 142,144      324,477
   ING Vysya Bank, Ltd......................................   7,120       49,160
   Ipca Laboratories, Ltd...................................   5,325       36,458
   IRB Infrastructure Developers, Ltd.......................  12,168       39,593
   ITC, Ltd.................................................  19,410       90,343
   IVRCL Infrastructures & Projects, Ltd....................  33,942       39,750
   Jagran Prakashan, Ltd....................................  14,570       27,025
   Jain Irrigation Systems, Ltd.............................  29,500       49,348
  *Jain Irrigation Systems, Ltd. Differential Voting Rights.   1,475        1,195
   Jaiprakash Associates, Ltd............................... 180,455      254,788
  *Jaiprakash Power Ventures, Ltd...........................  27,569       21,123
   Jammu & Kashmir Bank, Ltd................................   3,605       63,681
  *Jet Airways (India), Ltd.................................   3,135       19,961
   Jindal Drilling & Industries, Ltd........................     585        3,357
   Jindal Saw, Ltd..........................................  26,565       78,001
  *Jindal Stainless, Ltd....................................     282          418
   Jindal Steel & Power, Ltd................................  24,328      232,577
   JM Financial, Ltd........................................  45,037       11,871
   JSW Energy, Ltd..........................................  93,328       87,403
   JSW Steel, Ltd...........................................  18,599      243,883
   Jubilant Industries, Ltd.................................     252        1,272
   Jubilant Organosys, Ltd..................................   5,040       17,293
  *Kakinada Fertilizers, Ltd................................  69,051       14,688
   Kalpataru Power Transmission, Ltd........................   1,245        2,360
   Karnataka Bank, Ltd......................................  25,200       43,250
   Karur Vysya Bank, Ltd....................................   6,700       51,300
   Kotak Mahindra Bank, Ltd.................................  21,044      231,725
   KPIT Cummins Infosystems, Ltd............................  24,990       39,828
  *KSK Energy Ventures, Ltd.................................   4,226        5,108
   Lakshmi Machine Works, Ltd...............................     692       21,389
   Lakshmi Vilas Bank, Ltd..................................  16,466       24,943
  *Lanco Infratech, Ltd..................................... 138,520       36,769
   Larsen & Toubro, Ltd.....................................   7,110      164,850
   Lupin, Ltd...............................................  12,300      129,404
   Madras Cements, Ltd......................................  15,000       42,138
  *Mahanagar Telephone Nigam, Ltd...........................  21,492       10,218
   Maharashtra Seamless, Ltd................................   6,338       45,531
   Mahindra & Mahindra Financial Services, Ltd..............   7,688      101,243
   Mahindra & Mahindra, Ltd.................................   9,544      127,955
  *Mahindra & Mahindra, Ltd. Sponsored GDR..................   1,477       20,072
   Mahindra Lifespace Developers, Ltd.......................   3,460       21,017
   Mangalore Refinery & Petrochemicals, Ltd.................  46,650       55,097
   Maruti Suzuki India, Ltd.................................   5,785      150,661
  *MAX India, Ltd...........................................   8,840       33,276
   McLeod Russel (India), Ltd...............................  12,761       67,695
  *Mercator Lines, Ltd......................................  25,374       10,251
   MindTree, Ltd............................................   1,785       19,996
   Monnet Ispat, Ltd........................................   3,882       35,567

                                     1146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
INDIA -- (Continued)
  *Motherson Sumi Systems, Ltd..............................  13,052     $ 44,246
   Motilal Oswal Financial Services, Ltd....................   6,733       13,646
   Mphasis, Ltd.............................................   7,290       50,948
   MRF, Ltd.................................................     248       53,960
   Mundra Port & Special Economic Zone, Ltd.................  15,220       36,679
   Nagarjuna Construction Co., Ltd..........................  31,522       29,937
  *Nagarjuna Oil Refinery, Ltd..............................  62,774        9,589
   National Aluminium Co., Ltd..............................  90,275      101,650
   Nava Bharat Ventures, Ltd................................   1,957        7,640
  *NHPC, Ltd................................................  83,575       30,003
   NIIT Technologies, Ltd...................................   6,924       35,342
   Noida Toll Bridge Co., Ltd...............................  13,172        6,388
   NTPC, Ltd................................................   9,275       28,551
   Oil & Natural Gas Corp., Ltd.............................   5,900       30,275
   Oil India, Ltd...........................................   3,392       29,294
  *OMAXE, Ltd...............................................  11,350       32,598
   Opto Circuits India, Ltd.................................   6,609       23,493
  *Oracle Financial Services Software, Ltd..................   2,009       99,906
   Orchid Chemicals & Pharmaceuticals, Ltd..................   6,451       22,038
   Orient Paper & Industries, Ltd...........................   3,051        3,226
   Oriental Bank of Commerce................................   9,651       42,358
   Orissa Minerals Development Co., Ltd.....................      22       13,845
   Pantaloon Retail India, Ltd..............................   8,932       31,459
  *Patni Computer Systems, Ltd. ADR.........................   5,245      102,120
   Peninsula Land, Ltd......................................  10,444        6,237
   Petronet LNG, Ltd........................................  34,000       89,059
   Phoenix Mills, Ltd.......................................   5,631       22,391
  *Pidilite Industries, Ltd.................................  11,464       39,932
  *Pipavav Defence & Offshore Engineering Co., Ltd..........  13,168       20,809
   Piramal Healthcare, Ltd..................................  10,283       85,909
   Power Grid Corp. of India, Ltd...........................  27,939       59,212
   PTC (India), Ltd.........................................  36,592       41,509
   Punj Lloyd, Ltd..........................................  25,367       25,935
   Punjab National Bank.....................................   1,815       29,159
   Ranbaxy Laboratories, Ltd................................  21,301      202,731
   Raymond, Ltd.............................................   6,963       53,258
  *Redington India, Ltd.....................................  20,402       33,959
   REI Agro, Ltd............................................  71,019       15,096
   Reliance Capital, Ltd....................................  22,668      141,192
   Reliance Communications, Ltd............................. 107,504      153,065
   Reliance Energy, Ltd.....................................   4,458       44,487
   Reliance Industries, Ltd.................................  68,163      961,444
  *Reliance Industries, Ltd. Sponsored GDR..................   4,416      124,620
  *Reliance Power, Ltd......................................  63,713      129,634
   Rolta (India), Ltd.......................................  21,070       34,964
   Ruchi Soya Industries, Ltd...............................  16,055       27,069
   Rural Electrification Corp., Ltd.........................  13,757       54,419
   S. Kumars Nationwide, Ltd................................  39,329       23,270
   Sadbhav Engineering, Ltd.................................   4,350       11,785
  *Satyam Computer Services, Ltd............................  56,106       82,217
   Sesa Goa, Ltd............................................  85,295      305,156
   Shipping Corp. of India, Ltd.............................  26,115       30,638
   Shree Cement, Ltd........................................   1,212       64,695
   Shree Renuka Sugars, Ltd.................................  66,795       40,438
   Shriram Transport Finance Co., Ltd.......................   7,725       83,651
   Sintex Industries, Ltd...................................  35,352       49,747
   SKF (India), Ltd.........................................   3,176       40,077
   Sobha Developers, Ltd....................................   5,557       34,591
   South Indian Bank, Ltd................................... 100,340       45,687
   SRF, Ltd.................................................   8,369       37,915
   State Bank of Bikaner & Jaipur...........................     887        6,409

                                     1147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
INDIA -- (Continued)
   State Bank of India......................................     4,536     $   183,278
   Steel Authority of India, Ltd............................    31,695          56,834
   Sterling Biotech, Ltd....................................    11,381           2,034
   Sterlite Industries (India), Ltd.........................    34,844          70,522
   Sterlite Industries (India), Ltd. ADR....................    25,069         205,315
   Strides Arcolab, Ltd.....................................     6,009          76,081
   Sun Pharmaceuticals Industries, Ltd......................     6,511          74,715
   Sun TV Network, Ltd......................................     7,669          41,672
   Supreme Industries, Ltd..................................    13,945          54,993
  *Suzlon Energy, Ltd.......................................   129,080          55,568
   Syndicate Bank...........................................    33,071          65,931
   Tata Chemicals, Ltd......................................    10,942          70,069
   Tata Communications, Ltd. ADR............................     5,100          45,900
   Tata Consultancy Services, Ltd...........................     4,166          98,520
  *Tata Investment Corp., Ltd...............................     1,424          12,253
   Tata Motors, Ltd.........................................   135,750         812,546
   Tata Power Co., Ltd......................................    32,455          64,992
   Tata Steel, Ltd..........................................    31,610         277,279
   Tata Tea, Ltd............................................    54,530         121,291
  *Tata Teleservices Maharashtra, Ltd.......................    58,119          15,260
   Tech Mahindra, Ltd.......................................     3,765          50,228
   Texmaco Rail & Engineering, Ltd..........................    12,282          13,908
   Thermax India, Ltd.......................................     3,559          29,936
   Thomas Cook India, Ltd...................................    29,048          35,665
   Timken India, Ltd........................................     1,690           7,888
   Titan Industries, Ltd....................................     9,863          43,544
   Torrent Pharmaceuticals, Ltd.............................     2,125          26,974
   Torrent Power, Ltd.......................................    10,757          41,746
   Transport Corp of India, Ltd.............................       394             476
   Trent, Ltd...............................................       536           9,346
   Triveni Turbine, Ltd.....................................    41,519          34,077
   Tube Investments of India, Ltd...........................    18,724          49,426
   Tulip IT Services, Ltd...................................    15,047          26,567
   TVS Motor Co., Ltd.......................................    34,636          26,998
   UCO Bank.................................................    28,541          41,903
   Ultratech Cement, Ltd....................................     4,462         120,189
   Union Bank of India, Ltd.................................    29,326         125,280
  *Unitech, Ltd.............................................   275,150         138,620
   United Phosphorus, Ltd...................................    47,856         105,383
   United Spirits, Ltd......................................    14,414         212,942
   Usha Martin, Ltd.........................................    19,377          10,918
  *Vardhman Special Steels, Ltd.............................       555             221
   Vardhman Textiles, Ltd...................................     2,777          11,304
   Videocon Industries, Ltd.................................    10,107          33,040
   Videsh Sanchar Nigam, Ltd................................     9,010          40,871
   Vijaya Bank, Ltd.........................................     4,067           4,520
   Voltas, Ltd..............................................    27,567          57,523
   Welspun Corp., Ltd.......................................    15,250          36,253
   Wipro, Ltd...............................................    15,238         117,197
  *Wockhardt, Ltd...........................................     5,875          81,080
   Yes Bank, Ltd............................................    24,521         161,795
   Zee Entertainment Enterprises, Ltd.......................    52,912         126,358
  *Zee Learn, Ltd...........................................     5,044           1,948
   Zensar Technologies, Ltd.................................     4,461          18,452
                                                                           -----------
TOTAL INDIA.................................................                22,557,612
                                                                           -----------
INDONESIA -- (0.9%)
   PT Adaro Energy Tbk...................................... 1,697,000         341,951
   PT AKR Corporindo Tbk....................................   357,000         159,827
  *PT Alam Sutera Realty Tbk................................ 1,297,500          84,578
   PT Aneka Tambang Persero Tbk.............................   714,500         133,462

                                     1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES       VALUE++
                                                             ----------     --------
INDONESIA -- (Continued)
   PT Asahimas Flat Glass Tbk...............................     86,500     $ 58,019
   PT Astra Agro Lestari Tbk................................     68,000      157,570
   PT Astra International Tbk...............................     96,500      743,124
  *PT Bakrie & Brothers Tbk.................................  5,212,000       28,273
   PT Bakrie Sumatera Plantations Tbk.......................  1,417,000       46,062
  *PT Bakrie Telecom Tbk....................................  4,680,500      129,548
  *PT Bakrieland Development Tbk............................ 10,385,500      131,770
   PT Bank Bukopin Tbk......................................    612,000       48,500
   PT Bank Central Asia Tbk.................................    256,000      222,311
   PT Bank Danamon Indonesia Tbk............................    560,263      340,557
   PT Bank Mandiri Persero Tbk..............................    561,909      450,623
   PT Bank Negara Indonesia Persero Tbk.....................    788,120      343,811
  *PT Bank Pan Indonesia Tbk................................  1,801,500      167,907
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.....    514,500       57,424
  *PT Bank Permata Tbk......................................      1,500          251
   PT Bank Rakyat Indonesia Persero Tbk.....................    766,000      551,469
   PT Bank Tabungan Negara Persero Tbk......................    316,500       47,325
  *PT Bank Tabungan Pensiunan Nasional Tbk..................     54,000       20,816
  *PT Barito Pacific Tbk....................................    293,000       22,556
   PT Bayan Resources Tbk...................................     16,000       28,261
  *PT Berlian Laju Tanker Tbk...............................    514,666       10,976
   PT Bhakti Investama Tbk..................................  2,617,500      130,396
  *PT Bisi International Tbk................................    255,500       23,321
  *PT Bumi Resources Minerals Tbk...........................     23,500        1,481
   PT Bumi Resources Tbk....................................    840,500      184,559
  *PT Bumi Serpong Damai Tbk................................  1,396,000      216,063
  *PT BW Plantation Tbk.....................................    436,500       72,957
  *PT Central Proteinaprima Tbk.............................  4,938,500       28,479
  *PT Charoen Pokphand Indonesia Tbk........................    659,000      196,070
   PT Ciputra Development Tbk...............................  2,037,576      168,012
  *PT Citra Marga Nusaphala Persada Tbk.....................    348,000       82,979
  *PT Darma Henwa Tbk.......................................  3,062,000       25,866
  *PT Delta Dunia Makmur Tbk................................  1,339,500       74,158
  *PT Energi Mega Persada Tbk...............................  6,952,500      145,394
   PT Gajah Tunggal Tbk.....................................    246,000       68,718
  *PT Global Mediacom Tbk...................................  1,018,500      183,560
   PT Gudang Garam Tbk......................................     50,000      321,109
  *PT Harum Energy Tbk......................................     39,000       30,215
   PT Hexindo Adiperkasa Tbk................................    108,000      120,529
   PT Holcim Indonesia Tbk..................................    325,000       90,890
  *PT Indah Kiat Pulp & Paper Corp. Tbk.....................    490,500       56,476
   PT Indika Energy Tbk.....................................    388,000       92,508
   PT Indo Tambangraya Megah Tbk............................     11,500       49,632
   PT Indocement Tunggal Prakarsa Tbk.......................    121,500      237,912
   PT Indofood Sukses Makmur Tbk............................    817,000      429,315
   PT Indosat Tbk ADR.......................................      1,609       42,429
  *PT Inovisi Infracom Tbk..................................      2,000        1,251
   PT Japfa Comfeed Indonesia Tbk...........................    179,000       81,950
  *PT Jasa Marga Persero Tbk................................    239,500      138,975
   PT Kalbe Farma Tbk.......................................    426,000      185,986
  *PT Kawasan Industri Jababeka Tbk.........................  2,743,500       68,473
   PT Lippo Karawaci Tbk....................................  3,244,750      292,417
  *PT Matahari Putra Prima Tbk..............................    520,000       53,102
   PT Mayorah Indah Tbk.....................................    107,000      232,207
   PT Medco Energi Internasional Tbk........................    325,000       74,016
   PT Media Nusantara Citra Tbk.............................    613,000      149,674
   PT Mitra Adiperkasa Tbk..................................     60,500       45,614
  *PT Mitra International Resources Tbk.....................    821,000       14,293
   PT Pabrik Kertas Tjiwi Kimia Tbk.........................    156,500       53,512
  *PT Pakuwon Jati Tbk......................................  2,408,000       53,544
  *PT Panin Financial Tbk...................................  2,295,000       38,100

                                     1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
INDONESIA -- (Continued)
   PT Perusahaan Gas Negara Persero Tbk.....................   192,500     $    69,902
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk....   647,500         205,370
   PT Ramayana Lestari Sentosa Tbk..........................   232,824          21,630
  *PT Resource Alam Indonesia Tbk...........................    20,500          13,669
   PT Sampoerna Agro Tbk....................................   136,000          48,360
   PT Semen Gresik Persero Tbk..............................   133,500         175,949
  *PT Sentul City Tbk....................................... 4,320,000         147,613
   PT Summarecon Agung Tbk.................................. 1,565,500         293,902
   PT Surya Citra Media Tbk.................................    75,000          69,260
  *PT Surya Semesta Internusa Tbk...........................   600,500          78,088
   PT Tambang Batubara Bukit Asam Persero Tbk...............    38,500          77,064
   PT Telekomunikasi Indonesia Persero Tbk..................     7,000           6,454
   PT Telekomunikasi Indonesia Persero Tbk Sponsored ADR....     3,700         133,977
   PT Timah Persero Tbk.....................................   380,500          75,004
  *PT Tower Bersama Infrastructure Tbk......................   102,500          33,912
   PT Trada Maritime Tbk....................................   441,000          45,034
  *PT Truba Alam Manunggal Engineering Tbk.................. 2,841,000          15,434
   PT Tunas Baru Lampung Tbk................................   326,500          21,597
   PT Tunas Ridean Tbk......................................   537,500          45,007
   PT Unilever Indonesia Tbk................................    34,000          73,344
   PT United Tractors Tbk...................................   188,924         606,049
   PT Vale Indonesia Tbk....................................   514,500         172,798
   PT Wijaya Karya Persero Tbk..............................   754,500          80,176
  *PT XL Axiata Tbk.........................................   363,500         213,259
                                                                           -----------
TOTAL INDONESIA.............................................                11,605,965
                                                                           -----------
IRELAND -- (0.4%)
  *Aer Lingus Group P.L.C...................................    17,870          23,009
  *Anglo Irish Bank Corp. P.L.C.............................   114,377              --
   C&C Group P.L.C..........................................    70,383         353,223
   CRH P.L.C................................................    31,891         647,073
   CRH P.L.C. Sponsored ADR.................................    53,722       1,092,168
   DCC P.L.C................................................    16,837         425,712
   Dragon Oil P.L.C.........................................    39,906         376,315
  *Elan Corp. P.L.C.........................................     9,558         131,768
  *Elan Corp. P.L.C. Sponsored ADR..........................    23,010         317,308
   FBD Holdings P.L.C.......................................     4,734          54,601
   Glanbia P.L.C............................................     9,393          71,327
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......   663,938          98,634
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored
     ADR (The)..............................................       200           1,234
   Grafton Group P.L.C......................................    31,048         135,666
   IFG Group P.L.C..........................................     6,574          13,162
  *Independent News & Media P.L.C...........................    28,356           9,965
   Irish Continental Group P.L.C............................     1,248          25,286
  *Kenmare Resources P.L.C..................................    77,286          63,130
   Kerry Group P.L.C. Series A..............................    14,315         653,747
  *Kingspan Group P.L.C.....................................    24,479         256,387
   Paddy Power P.L.C........................................     3,536         231,057
  *Smurfit Kappa Group P.L.C................................    20,652         173,986
   United Drug P.L.C........................................    68,807         211,253
                                                                           -----------
TOTAL IRELAND...............................................                 5,366,011
                                                                           -----------
ISRAEL -- (0.4%)
  *Africa Israel Investments, Ltd...........................    17,946          67,990
  *Airport City, Ltd........................................     1,340           6,462
  *Alon Holdings Blue Square Israel, Ltd....................     1,974           7,117
  *AL-ROV Israel, Ltd.......................................       855          20,981
  *Alvarion, Ltd............................................    10,204           7,750
   Amot Investments, Ltd....................................     1,641           4,255
  *AudioCodes, Ltd..........................................     7,800          18,544
  *Azrieli Group, Ltd.......................................     3,797          92,781

                                     1150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
ISRAEL -- (Continued)
   Bank Hapoalim B.M........................................ 117,777     $  437,061
   Bank Leumi Le-Israel B.M................................. 128,789        402,875
   Bayside Land Corp........................................      66         12,893
   Bezeq Israeli Telecommunication Corp., Ltd...............  26,540         44,246
   Cellcom Israel, Ltd......................................   1,200         14,988
  *Ceragon Networks, Ltd....................................   2,962         27,143
  *Clal Biotechnology Industries, Ltd.......................   2,783         11,565
   Clal Industries & Investments, Ltd.......................  10,044         36,851
   Clal Insurance Enterprises Holdings, Ltd.................   3,302         51,718
   Delek Automotive Systems, Ltd............................   7,070         59,245
   DS Apex Holdings, Ltd....................................   1,650          7,684
   Elbit Systems, Ltd.......................................   2,679         97,734
   Elbit Systems, Ltd. ADR..................................     900         32,823
  *Electra Real Estate, Ltd.................................       1              2
   Electra, Ltd.............................................     470         40,624
  *EZchip Semiconductor, Ltd. (6554998).....................     586         24,006
  *EZchip Semiconductor, Ltd. (M4146Y108)...................     313         12,592
  *First International Bank of Israel, Ltd..................   5,521         62,564
   FMS Enterprises Migun, Ltd...............................     863         14,886
   Formula Systems (1985), Ltd..............................   2,025         32,416
   Frutarom Industries, Ltd.................................   8,502         81,075
  *Gilat Satellite Networks, Ltd............................     700          2,870
  *Given Imaging, Ltd.......................................   1,775         34,533
   Granite Hacarmel Investments, Ltd........................   5,452          7,509
  *Hadera Paper, Ltd........................................     219          8,973
   Harel Insurance Investments & Finances, Ltd..............   2,057         78,441
   Hot Telecommunications Systems, Ltd......................   7,045         71,014
  *Industrial Building Corp., Ltd...........................   4,213          6,174
   Israel Chemicals, Ltd....................................   8,774        100,364
  *Israel Discount Bank, Ltd. Series A...................... 165,175        214,206
   Ituran Location & Control, Ltd...........................   5,755         78,687
  *Jerusalem Oil Exploration, Ltd...........................   2,245         43,475
  *Kamada, Ltd..............................................   1,118          7,980
  *Kardan Yazamut...........................................   6,911          1,377
   Matrix IT, Ltd...........................................   8,590         42,449
   Melisron, Ltd............................................   1,900         35,301
  *Mellanox Technologies, Ltd...............................   4,035        231,818
  *Menorah Mivtachim Holdings, Ltd..........................   6,823         53,855
   Migdal Insurance & Financial Holding, Ltd................  58,646         86,247
   Mizrahi Tefahot Bank, Ltd................................  15,377        138,559
  *Naphtha Israel Petroleum Corp., Ltd......................   1,415          5,707
   Neto Me Holdings, Ltd....................................     279         10,660
  *NICE Systems, Ltd. Sponsored ADR.........................   7,540        289,687
  *Nitsba Holdings (1995), Ltd..............................   4,222         37,148
  *Nova Measuring Instruments, Ltd..........................     168          1,433
  *Oil Refineries, Ltd...................................... 178,646        103,870
   Ormat Industries, Ltd....................................  11,117         55,176
   Osem Investments, Ltd....................................   3,323         50,675
   Partner Communications Co., Ltd..........................   2,606         19,478
   Partner Communications Co., Ltd. ADR.....................   1,600         11,952
   Paz Oil Co., Ltd.........................................     770        104,865
   Phoenix Holdings, Ltd. (The).............................  11,233         27,873
  *RADVision, Ltd...........................................   2,224         25,934
  *Retalix, Ltd.............................................   3,337         70,418
   Shikun & Binui, Ltd......................................  33,554         59,602
  *Strauss Group, Ltd.......................................   4,340         52,295
   Super-Sol, Ltd. Series B.................................   7,747         27,215
   Teva Pharmaceutical Industries, Ltd. Sponsored ADR.......  17,670        808,226
  *Tower Semiconductor, Ltd.................................  59,438         57,619
  *Union Bank of Israel, Ltd................................   3,607         12,804
                                                                         ----------
TOTAL ISRAEL................................................              4,807,340
                                                                         ----------

                                     1151

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
ITALY -- (1.5%)
   A2A SpA..................................................  90,269     $   57,282
   ACEA SpA.................................................   8,786         50,824
   Acegas-APS SpA...........................................   5,746         21,032
   Alerion Cleanpower SpA...................................   2,885         14,725
   Amplifon SpA.............................................  20,340        111,543
   Ansaldo STS SpA..........................................   3,769         33,309
  *Arnoldo Mondadori Editore SpA............................  24,039         35,515
   Ascopiave SpA............................................   6,261          9,928
   Assicurazioni Generali SpA...............................  51,694        705,262
   Astaldi SpA..............................................  10,298         79,783
   Atlantia SpA.............................................   5,591         84,773
   Autogrill SpA............................................   8,470         84,338
   Azimut Holding SpA.......................................  13,319        130,849
   Banca Carige SpA......................................... 118,020        123,376
   Banca Generali SpA.......................................  10,206        124,856
  #Banca Monte Dei Paschi di Siena SpA...................... 988,446        351,622
   Banca Piccolo Credito Valtellinese Scarl.................  51,777         77,647
   Banca Popolare dell'Emilia Romagna Scarl.................  64,650        397,205
  *Banca Popolare dell'Etruria e del Lazio Scarl............  10,618         17,399
   Banca Popolare di Milano Scarl........................... 759,714        374,046
   Banca Popolare di Sondrio Scarl..........................  61,896        417,040
   Banca Profilo SpA........................................  61,003         20,886
   Banco di Desio e della Brianza SpA.......................   7,525         27,180
   Banco Popolare Scarl..................................... 286,592        426,184
   BasicNet SpA.............................................   9,483         26,491
   Brembo SpA...............................................   7,759         88,003
  *Brioschi Sviluppo Immobiliare SpA........................ 158,823         20,747
  *Buongiorno SpA...........................................  19,467         41,672
  *Buzzi Unicem SpA.........................................  17,976        183,025
   C.I.R. SpA - Compagnie Industriali Riunite...............  86,022        117,479
  *Carraro SpA..............................................   8,171         18,935
   Cementir Holding SpA.....................................  16,325         32,173
   Credito Artigiano SpA....................................  18,471         21,480
   Credito Bergamasco SpA...................................   1,348         31,018
   Credito Emiliano SpA.....................................  14,750         60,387
   Danieli & Co. SpA........................................   1,730         49,104
   Datalogic SpA............................................   2,581         24,926
   Davide Campari - Milano SpA..............................  36,106        255,272
   De Longhi SpA............................................   5,495         77,467
  *DeA Capital SpA..........................................  15,348         28,642
  *Delclima SpA.............................................   5,495          3,223
   DiaSorin SpA.............................................   2,217         58,464
  *EI Towers SpA............................................   2,096         51,796
   Enel SpA................................................. 122,254        400,919
   Engineering Ingegneria Informatica SpA...................     937         26,294
   Eni SpA..................................................  43,666        970,248
   Eni SpA Sponsored ADR....................................  28,024      1,248,749
   ERG SpA..................................................  10,977         82,724
   Esprinet SpA.............................................   6,596         29,298
  *Eurotech SpA.............................................  11,463         20,262
   Falck Renewables SpA.....................................  11,517         13,238
  *Fiat Industrial SpA......................................  25,864        293,610
 #*Fiat SpA.................................................  99,088        478,614
  *Finmeccanica SpA.........................................  78,778        338,876
 #*Fondiaria - Sai SpA......................................  26,734         32,914
  *Gemina SpA...............................................  98,708         84,378
   Geox SpA.................................................  12,742         41,073
   Gruppo Editoriale L'Espresso SpA.........................  19,872         26,847
   Hera SpA.................................................  62,720         94,310
   Immsi SpA................................................  36,255         27,117
   Impregilo SpA............................................  92,088        363,904

                                     1152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
ITALY -- (Continued)
   Indesit Co. SpA..........................................   2,959     $    17,213
   Industria Macchine Automatiche SpA.......................   1,478          27,116
   Interpump Group SpA......................................  11,739         104,824
   Intesa Sanpaolo SpA...................................... 680,598       1,031,685
   Intesa Sanpaolo SpA Sponsored ADR........................     200           1,828
   Iren SpA.................................................  44,683          29,566
   Italcementi SpA..........................................  17,174         107,980
   Italmobiliare SpA........................................   1,543          29,251
  *Juventus Football Club SpA............................... 149,340          47,910
   KME Group SpA............................................ 131,121          53,557
   Landi Renzo SpA..........................................   9,013          19,149
  *Lottomatica SpA..........................................  11,013         203,741
   Luxottica Group SpA......................................   1,046          37,402
   Luxottica Group SpA Sponsored ADR........................   2,300          82,087
   Maire Tecnimont SpA...................................... 105,175          92,063
   MARR SpA.................................................   3,171          34,337
 #*Mediaset SpA............................................. 129,377         307,935
 Mediobanca SpA............................................. 101,482         496,147
   Mediolanum SpA...........................................  29,726         121,889
  *Milano Assicurazioni SpA................................. 164,071          54,669
   Nice SpA.................................................   1,842           6,894
   Parmalat SpA............................................. 146,767         331,968
   Piaggio & C. SpA.........................................  25,772          77,912
  *Pininfarina SpA..........................................   2,797          14,234
   Pirelli & Co. SpA........................................  31,874         388,374
 #*Prelios SpA.............................................. 165,502          34,879
  *Premafin Finanziaria SpA.................................  62,392          18,736
   Prysmian SpA.............................................  14,297         232,882
  *RCS MediaGroup SpA.......................................   8,793           7,718
   Recordati SpA............................................  15,638         108,879
   Reply SpA................................................     882          19,897
   Sabaf SpA................................................   1,349          20,015
  *Safilo Group SpA.........................................   6,201          40,690
   Saipem SpA...............................................   5,595         276,541
  *Saras SpA................................................  72,001          90,964
   Snam SpA.................................................  47,891         227,510
   Societa Cattolica di Assicurazioni Scrl..................   7,915         148,621
   Societa Iniziative Autostradali e Servizi SpA............   9,819          61,521
   Sogefi SpA...............................................  11,540          31,379
   Sol SpA..................................................  11,034          59,877
  *Sorin SpA................................................  55,777         104,714
  *Telecom Italia Media SpA.................................  35,176           7,016
   Telecom Italia SpA....................................... 571,287         648,115
   Telecom Italia SpA Sponsored ADR.........................  48,868         553,186
   Tenaris SA ADR...........................................   8,006         313,755
   Terna Rete Elettrica Nazionale SpA.......................  42,552         158,070
 #*Tiscali SpA..............................................  91,625           4,288
   Tod's SpA................................................     719          82,845
   Trevi Finanziaria SpA....................................   3,901          21,983
   UniCredit SpA............................................ 238,032         949,416
   Unione di Banche Italiane ScpA........................... 178,824         664,652
  *Unipol Gruppo Finanziario SpA............................   1,704          51,328
   Vittoria Assicurazioni SpA...............................   3,672          23,010
  *Yoox SpA.................................................   4,630          66,255
   Zignago Vetro SpA........................................   1,242           8,682
                                                                         -----------
TOTAL ITALY.................................................              18,297,438
                                                                         -----------
JAPAN -- (14.6%)
   77 Bank, Ltd. (The)......................................  76,000         303,056
   A&D Co., Ltd.............................................   5,400          19,518
   ABC-Mart, Inc............................................   1,200          43,699

                                     1153

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Accordia Golf Co., Ltd...................................     224     $173,817
   Achilles Corp............................................  26,000       35,105
   Adeka Corp...............................................  19,100      175,476
  *Aderans Co., Ltd.........................................   2,700       30,107
   Advantest Corp...........................................   7,800      129,619
   Advantest Corp. ADR......................................   3,900       64,389
   Aeon Co., Ltd............................................  36,200      472,591
   Aeon Delight Co., Ltd....................................   1,500       34,922
   Aeon Fantasy Co., Ltd....................................   3,700       57,887
   Aeon Mall Co., Ltd.......................................   1,800       39,917
   Agrex, Inc...............................................     600        5,589
   Ahresty Corp.............................................   1,700       15,949
   Ai Holdings Corp.........................................   8,200       51,742
   Aica Kogyo Co., Ltd......................................   7,700      112,828
   Aichi Bank, Ltd. (The)...................................   1,900      105,468
   Aichi Corp...............................................   8,300       36,613
   Aichi Steel Corp.........................................  21,000      100,116
   Aida Engineering, Ltd....................................  17,800      100,107
   Ain Pharmaciez, Inc......................................   1,000       53,470
   Aiphone Co., Ltd.........................................   2,500       50,206
   Air Water, Inc...........................................   9,000      113,447
   Airport Facilities Co., Ltd..............................  10,300       46,154
   Aisan Industry Co., Ltd..................................   4,900       51,916
   Aisin Seiki Co., Ltd.....................................   9,500      334,520
   Ajinomoto Co., Inc.......................................  50,000      645,312
   Akebono Brake Industry Co., Ltd..........................  13,200       66,425
   Akita Bank, Ltd. (The)...................................  43,000      141,180
   Alconix Corp.............................................   2,100       47,499
   Alfresa Holdings Corp....................................   8,500      392,529
   All Nippon Airways Co., Ltd..............................  20,000       58,699
   Allied Telesis Holdings K.K..............................  38,200       38,507
   Alpen Co., Ltd...........................................   4,500       91,674
   Alpha Systems, Inc.......................................   1,080       15,548
   Alpine Electronics, Inc..................................  11,100      145,790
   Alps Electric Co., Ltd...................................  32,700      297,419
   Alps Logistics Co., Ltd..................................   2,200       22,281
   Amada Co., Ltd...........................................  71,000      481,899
   Amano Corp...............................................  13,500      120,781
   Amiyaki Tei Co., Ltd.....................................       1        2,762
   Amuse, Inc...............................................   2,600       35,516
   Ando Corp................................................  14,000       19,553
   Anest Iwata Corp.........................................   5,000       24,112
  #Anritsu Corp.............................................  18,000      234,855
   AOC Holdings, Inc........................................  10,500       58,564
   AOI Electronic Co., Ltd..................................   1,100       18,508
   AOKI Holdings, Inc.......................................   4,000       78,440
   Aomori Bank, Ltd. (The)..................................  40,000      119,885
   Aoyama Trading Co., Ltd..................................  10,700      220,760
   Aozora Bank, Ltd......................................... 101,000      259,043
   Arakawa Chemical Industries, Ltd.........................   3,900       33,667
   Arc Land Sakamoto Co., Ltd...............................   2,200       34,466
   Arcs Co., Ltd............................................   7,500      161,218
   Ariake Japan Co., Ltd....................................   2,200       44,388
  *Arisawa Manufacturing Co., Ltd...........................   7,000       25,632
   Arnest One Corp..........................................   8,300       94,209
   As One Corp..............................................   2,100       46,287
   Asahi Co., Ltd...........................................   2,000       39,463
   Asahi Diamond Industrial Co., Ltd........................   6,000       66,356
   Asahi Glass Co., Ltd.....................................  50,000      393,128
   Asahi Group Holdings, Ltd................................  12,200      274,710
   Asahi Holdings, Inc......................................   3,100       60,919

                                     1154

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Asahi Kasei Corp.........................................  72,000     $445,013
   Asahi Organic Chemicals Industry Co., Ltd................  15,000       38,715
   Asatsu-DK, Inc...........................................   5,400      156,181
   Asax Co., Ltd............................................       1        1,108
   Asics Corp...............................................   5,000       53,830
   ASKA Pharmaceutical Co., Ltd.............................   6,000       34,735
   ASKUL Corp...............................................   2,000       39,954
   Astellas Pharma, Inc.....................................   5,600      227,111
  #Atom Corp................................................     300        1,245
   Atsugi Co., Ltd..........................................  29,000       34,451
   Autobacs Seven Co., Ltd..................................   5,300      254,364
   Avex Group Holdings, Inc.................................   4,700       53,365
   Awa Bank, Ltd. (The).....................................  41,000      242,041
   Azbil Corp...............................................   8,900      190,673
   Bando Chemical Industries, Ltd...........................  16,000       58,974
   Bank of Iwate, Ltd. (The)................................   3,000      131,063
   Bank of Kyoto, Ltd. (The)................................  39,000      330,396
   Bank of Nagoya, Ltd. (The)...............................  27,000       86,878
   Bank of Okinawa, Ltd. (The)..............................   3,600      150,143
   Bank of Saga, Ltd. (The).................................  25,000       63,834
   Bank of the Ryukyus, Ltd.................................   7,700       99,226
   Bank of Yokohama, Ltd. (The)............................. 136,000      658,654
   Belc Co., Ltd............................................   1,500       22,412
   Belluna Co., Ltd.........................................   5,950       47,081
   Benesse Holdings, Inc....................................   1,200       59,582
  *Best Denki Co., Ltd......................................  13,000       31,560
  *Bic Camera, Inc..........................................      89       43,913
   BML, Inc.................................................   1,300       32,727
   Bookoff Corp.............................................   3,500       33,750
   Bridgestone Corp.........................................  20,600      487,433
   Brother Industries, Ltd..................................  27,500      369,511
   Bunka Shutter Co., Ltd...................................  11,000       41,670
   CAC Corp.................................................   4,000       34,971
   Calsonic Kansei Corp.....................................  15,000       84,386
   Canon Electronics, Inc...................................   2,800       69,083
   Canon Marketing Japan, Inc...............................  14,100      181,895
   Canon, Inc. Sponsored ADR................................   9,399      426,339
   Capcom Co., Ltd..........................................   1,600       36,536
  #Casio Computer Co., Ltd..................................  41,200      273,705
   Cawachi, Ltd.............................................   3,200       77,037
   Central Glass Co., Ltd...................................  36,000      147,558
   Central Japan Railway Co., Ltd...........................      20      166,043
   Century Tokyo Leasing Corp...............................  10,100      202,019
   Chiba Bank, Ltd. (The)...................................  86,000      522,495
  *Chiba Kogyo Bank, Ltd. (The).............................   6,600       34,245
   Chino Corp...............................................   1,000        2,673
   Chiyoda Co., Ltd.........................................   4,900      114,192
   Chiyoda Corp.............................................  10,000      120,419
   Chiyoda Integre Co., Ltd.................................   3,700       46,331
   Chori Co., Ltd...........................................  35,000       48,101
   Chubu Electric Power Co., Ltd............................   9,300      152,305
   Chubu Shiryo Co., Ltd....................................   6,000       38,733
   Chuetsu Pulp & Paper Co., Ltd............................  20,000       41,672
   Chugai Pharmaceutical Co., Ltd...........................   2,500       44,995
   Chugai Ro Co., Ltd.......................................  14,000       45,942
   Chugoku Bank, Ltd. (The).................................  23,000      290,634
   Chugoku Electric Power Co., Ltd. (The)...................   7,400      126,970
   Chugoku Marine Paints, Ltd...............................  14,000       83,545
   Chukyo Bank, Ltd. (The)..................................  26,000       64,143
   Chuo Denki Kogyo Co., Ltd................................   5,100       26,304
   Chuo Mitsui Trust Holdings, Inc.......................... 204,440      598,916

                                     1155

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Chuo Spring Co., Ltd.....................................   4,000     $ 16,377
   Citizen Holdings Co., Ltd................................  50,300      315,895
   CKD Corp.................................................  11,200       82,902
   Cleanup Corp.............................................   3,400       25,679
   CMIC Holdings Co., Ltd...................................   2,000       33,773
  *CMK Corp.................................................  11,500       59,132
   Coca-Cola Central Japan Co., Ltd.........................   6,100       79,926
   Coca-Cola West Co., Ltd..................................  13,700      247,289
   Cocokara fine, Inc.......................................   4,300      134,130
   Colowide Co., Ltd........................................   6,000       44,175
   Computer Engineering & Consulting, Ltd...................   6,400       33,519
   COMSYS Holdings Corp.....................................  21,400      215,721
   Corona Corp..............................................   2,600       36,420
   Cosel Co., Ltd...........................................   4,000       56,782
   Cosmo Oil Co., Ltd....................................... 128,000      354,972
   Cosmos Pharmaceutical Corp...............................   1,900      106,521
   Credit Saison Co., Ltd...................................  23,000      493,604
   Dai Nippon Printing Co., Ltd.............................  64,000      567,993
   Dai Nippon Toryo, Ltd....................................  11,000       12,077
   Daibiru Corp.............................................   9,600       75,532
   Daicel Chemical Industries, Ltd..........................  57,000      361,310
   Dai-Dan Co., Ltd.........................................   9,000       56,687
   Daido Kogyo Co., Ltd.....................................  11,553       21,268
   Daido Metal Co., Ltd.....................................   5,000       59,747
   Daido Steel Co., Ltd.....................................  25,000      155,083
   Daidoh, Ltd..............................................   4,000       32,528
  *Daiei, Inc. (The)........................................  27,800       91,745
   Daifuku Co., Ltd.........................................  17,500       93,504
   Daihatsu Motor Co., Ltd..................................   8,000      151,015
   Daihen Corp..............................................  15,000       50,300
   Daiho Corp...............................................   8,000       11,108
 #*Daiichi Chuo K.K.........................................  24,000       32,816
   Daiichi Jitsugyo Co., Ltd................................  12,000       61,434
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...................   1,100       38,048
   Daiichi Kogyo Seiyaku Co., Ltd...........................   6,000       18,140
   Dai-ichi Life Insurance Co., Ltd. (The)..................     129      161,536
   Daiichi Sankyo Co., Ltd..................................   8,600      147,691
   Daiken Corp..............................................  20,000       66,058
   Daiki Aluminium Industry Co., Ltd........................  10,000       33,181
   Daikin Industries, Ltd...................................   7,000      184,945
   Daikoku Denki Co., Ltd...................................   2,100       30,029
   Daikyo, Inc..............................................  44,000      114,760
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd..  15,000       69,395
   Dainippon Screen Manufacturing Co., Ltd..................  20,000      180,578
   Dainippon Sumitomo Pharma Co., Ltd.......................  17,600      176,261
   Daio Paper Corp..........................................  20,000      111,134
   Daisan Bank, Ltd. (The)..................................  34,000       68,653
   Daiseki Co., Ltd.........................................   4,700       81,149
   Daishi Bank, Ltd. (The)..................................  56,000      174,506
   Daiso Co., Ltd...........................................  15,000       44,526
   Daisyo Corp..............................................   2,500       32,457
   Daito Bank, Ltd. (The)...................................  15,000       12,918
  *Daito Pharmaceutical Co., Ltd............................     600        8,947
   Daito Trust Construction Co., Ltd........................   1,700      152,878
   Daiwa House Industry Co., Ltd............................  46,000      593,596
   Daiwa Industries, Ltd....................................   5,100       25,867
   Daiwa Securities Group, Inc.............................. 192,000      725,570
   Daiwabo Holdings Co., Ltd................................  26,000       55,313
   DCM Holdings Co., Ltd....................................  16,000      121,480
   Dena Co., Ltd............................................   1,500       47,068
   Denki Kagaku Kogyo K.K...................................  78,000      301,896

                                     1156

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Denki Kogyo Co., Ltd..................................... 16,000     $ 72,469
   Denso Corp............................................... 16,200      523,832
   Dentsu, Inc..............................................  3,900      119,750
   Denyo Co., Ltd...........................................  5,400       69,736
   Descente, Ltd............................................ 11,000       62,917
   DIC Corp................................................. 74,000      153,746
   Disco Corp...............................................  2,700      161,331
   Don Quijote Co., Ltd.....................................  2,200       80,696
  *Doshisha Co., Ltd........................................  3,000       87,727
   Doutor Nichires Holdings Co., Ltd........................  6,300       85,711
   Dowa Holdings Co., Ltd................................... 24,000      152,971
   Dr. Ci:Labo Co., Ltd.....................................      7       32,526
   DTS Corp.................................................  3,900       52,945
   Duskin Co., Ltd..........................................  9,600      185,874
   Dwango Co., Ltd..........................................     22       32,744
  #eAccess, Ltd.............................................    403       80,953
   Eagle Industry Co., Ltd..................................  6,000       57,420
   Earth Chemical Co., Ltd..................................    200        7,251
   East Japan Railway Co....................................  5,100      317,307
  *Ebara Corp............................................... 86,000      347,932
   Edion Corp............................................... 12,900       80,814
   Ehime Bank, Ltd. (The)................................... 33,000       92,636
   Eidai Co., Ltd...........................................  4,000       17,801
   Eighteenth Bank, Ltd. (The).............................. 35,000       98,613
   Eiken Chemical Co., Ltd..................................  1,600       22,011
   Eisai Co., Ltd...........................................  2,100       82,075
   Eizo Nanao Corp..........................................  2,900       55,861
   Electric Power Development Co., Ltd......................  3,000       83,009
   Elematec Corp............................................    952       13,797
   Enplas Corp..............................................  3,500       95,010
  *EPS Corp.................................................     18       44,639
   ESPEC Corp...............................................  5,900       53,705
   Excel Co., Ltd...........................................  1,900       17,655
   Exedy Corp...............................................  5,500      154,577
   Ezaki Glico Co., Ltd.....................................  9,000      107,653
   F&A Aqua Holdings, Inc...................................  2,600       28,169
   Faith, Inc...............................................     50        6,156
   FamilyMart Co., Ltd......................................  1,400       62,318
   Fancl Corp............................................... 11,500      150,742
   FANUC Corp...............................................  1,300      219,246
   Fast Retailing Co., Ltd..................................    400       89,387
   FCC Co., Ltd.............................................  3,000       61,258
  *FDK Corp................................................. 21,000       24,549
   Felissimo Corp...........................................    600        8,461
   FIDEA Holdings Co., Ltd.................................. 22,300       55,192
   Foster Electric Co., Ltd.................................  4,700       69,894
   FP Corp..................................................  1,000       64,580
   France Bed Holdings Co., Ltd............................. 27,000       52,405
   F-Tech, Inc..............................................    400        8,248
 #*Fudo Tetra Corp.......................................... 19,500       35,310
   Fuji Co., Ltd............................................  2,400       55,083
   Fuji Corp, Ltd...........................................  4,000       22,114
   Fuji Electric Holdings Co., Ltd.......................... 64,000      171,416
   Fuji Electronics Co., Ltd................................  1,500       22,591
   Fuji Furukawa Engineering & Construction Co., Ltd........  1,000        2,449
   Fuji Heavy Industries, Ltd............................... 76,000      573,231
  *Fuji Kiko Co., Ltd.......................................  4,000       14,799
   Fuji Oil Co., Ltd........................................ 11,200      152,057
   Fuji Seal International, Inc.............................  4,300       82,458
   Fuji Soft, Inc...........................................  4,400       77,509
   Fuji Television Network, Inc.............................     61      102,897

                                     1157

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Fujibo Holdings, Inc.....................................  13,000     $ 28,785
   Fujicco Co., Ltd.........................................   4,000       50,043
   FUJIFILM Holdings Corp...................................  30,300      642,675
   Fujikura Kasei Co., Ltd..................................   5,300       30,857
   Fujikura, Ltd............................................  66,000      205,211
   Fujimi, Inc..............................................   2,700       34,220
   Fujimori Kogyo Co., Ltd..................................   2,700       46,174
   Fujitec Co., Ltd.........................................  13,000       81,058
   Fujitsu Frontech, Ltd....................................   5,600       35,977
   Fujitsu General, Ltd.....................................   7,000       59,842
   Fujitsu, Ltd.............................................  71,500      347,514
   Fukuda Corp..............................................   3,000       10,921
   Fukui Bank, Ltd. (The)...................................  45,000      140,510
   Fukuoka Financial Group, Inc.............................  91,400      380,269
   Fukushima Bank, Ltd. (The)...............................  41,000       33,457
   Fukushima Industries Corp................................   1,100       16,055
   Fukuyama Transporting Co., Ltd...........................  28,000      152,914
   Funai Consulting, Inc....................................   3,700       27,032
  *Furukawa Co., Ltd........................................  73,000       69,159
   Furukawa Electric Co., Ltd............................... 113,000      306,649
   Furukawa-Sky Aluminum Corp...............................  18,000       53,550
   Furusato Industries, Ltd.................................   1,000       10,324
   Fuso Pharmaceutical Industries, Ltd......................  13,000       35,970
   Futaba Corp..............................................   1,900       29,604
  *Futaba Industrial Co., Ltd...............................  16,700       89,146
   Fuyo General Lease Co., Ltd..............................   3,100      100,851
   Gakken Holdings Co., Ltd.................................  21,000       50,361
   Gecoss Corp..............................................   3,400       17,296
   Geo Holdings Corp........................................      57       69,005
   Glory, Ltd...............................................  14,100      303,232
   GMO Internet, Inc........................................   7,900       42,255
   Godo Steel, Ltd..........................................  28,000       64,144
   Goldcrest Co., Ltd.......................................   3,510       60,212
  #Goldwin, Inc.............................................  13,000       82,659
  *Gourmet Kineya Co., Ltd..................................   3,000       17,254
   GS Yuasa Corp............................................  18,000       92,643
   GSI Creos Corp...........................................  29,000       43,922
   Gulliver International Co., Ltd..........................     980       35,001
   Gun Ei Chemical Industry Co., Ltd........................   2,000        5,219
   Gunma Bank, Ltd. (The)...................................  79,000      400,829
   Gunze, Ltd...............................................  39,000      106,432
   H.I.S. Co., Ltd..........................................   3,500      113,287
   H2O Retailing Corp.......................................  19,000      167,231
   Hachijuni Bank, Ltd. (The)...............................  50,000      272,115
   Hakudo Co., Ltd..........................................   2,800       24,716
   Hakuhodo DY Holdings, Inc................................   4,270      266,643
   Hakuto Co., Ltd..........................................   5,400       52,303
   Hamakyorex Co., Ltd......................................     700       24,920
   Hamamatsu Photonics K.K..................................   4,200      166,902
   Hankyu Hanshin Holdings, Inc............................. 105,000      489,893
   Hanwa Co., Ltd...........................................  41,000      172,005
   Happinet Corp............................................   5,000       52,570
   Harashin Narus Holdings Co., Ltd.........................   2,200       38,359
  *Haseko Corp..............................................  44,000       31,704
   Hazama Corp..............................................  33,800       90,502
   Heiwa Corp...............................................   5,600      116,681
   Heiwa Real Estate Co., Ltd...............................  42,500      107,359
   Heiwado Co., Ltd.........................................   5,400       76,780
   Hibiya Engineering, Ltd..................................   6,000       66,390
   Hiday Hidaka Corp........................................   2,880       45,692
   Higashi-Nippon Bank, Ltd.................................  26,000       55,747

                                     1158

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
   Higo Bank, Ltd. (The)....................................  34,000     $  189,650
   Hikari Tsushin, Inc......................................   4,000        130,361
   Hino Motors, Ltd.........................................  13,000         91,938
   Hioki EE Corp............................................   2,200         40,499
   Hirose Electric Co., Ltd.................................   1,000        104,712
   Hiroshima Bank, Ltd. (The)............................... 107,000        434,696
   Hisaka Works, Ltd........................................   5,000         54,512
   Hisamitsu Pharmaceutical Co., Inc........................   1,000         44,497
  *Hitachi Cable, Ltd.......................................  33,000         77,161
   Hitachi Capital Corp.....................................  11,100        183,492
   Hitachi Chemical Co., Ltd................................   8,800        163,130
   Hitachi Construction Machinery Co., Ltd..................   9,200        198,961
   Hitachi High-Technologies Corp...........................  12,800        321,660
   Hitachi Koki Co., Ltd....................................   9,000         80,211
   Hitachi Kokusai Electric, Inc............................  10,000         94,002
   Hitachi Medical Corp.....................................   6,000         86,573
   Hitachi Metals, Ltd......................................  12,000        149,462
   Hitachi Tool Engineering, Ltd............................   1,400         14,052
   Hitachi Transport System, Ltd............................   8,500        155,559
   Hitachi Zosen Corp....................................... 136,000        183,114
   Hitachi, Ltd. ADR........................................  10,080        638,064
   Hodogaya Chemical Co., Ltd...............................   8,000         24,709
   Hogy Medical Co., Ltd....................................   2,000         92,197
   Hokkaido Electric Power Co., Inc.........................   4,400         61,836
   Hokkaido Gas Co., Ltd....................................   7,000         23,050
   Hokkan Holdings, Ltd.....................................  15,000         46,829
   Hokko Chemical Industry Co., Ltd.........................   7,000         21,250
   Hokkoku Bank, Ltd. (The).................................  49,000        173,775
   Hokuetsu Bank, Ltd. (The)................................  34,000         67,078
   Hokuetsu Kishu Paper Co., Ltd............................  23,500        150,420
   Hokuhoku Financial Group, Inc............................ 233,000        407,637
   Hokuriku Electric Industry Co., Ltd......................  15,000         21,350
   Hokuriku Electric Power Co., Inc.........................   3,800         65,036
   Hokuto Corp..............................................   2,000         43,077
   Honda Motor Co., Ltd.....................................  22,300        802,559
   Honda Motor Co., Ltd. Sponsored ADR......................  37,467      1,350,311
  *Honeys Co., Ltd..........................................   1,400         26,279
   Horiba, Ltd..............................................   3,600        126,232
   Hoshizaki Electric Co., Ltd..............................   4,100         98,315
   Hosiden Corp.............................................   9,100         60,346
   Hosokawa Micron Corp.....................................   5,000         29,315
   House Foods Corp.........................................  13,100        220,631
  *Howa Machinery, Ltd......................................   5,000          5,849
   Hoya Corp................................................   5,800        133,035
  *Hulic Co., Ltd...........................................   7,400         84,700
   Hyakugo Bank, Ltd. (The).................................  47,000        195,159
   Hyakujishi Bank, Ltd. (The)..............................  48,000        204,040
   Ibiden Co., Ltd..........................................  11,000        224,575
   IBJ Leasing Co., Ltd.....................................   3,700        100,438
  #Ichibanya Co., Ltd.......................................     500         15,941
  *Ichikoh Industries, Ltd..................................   6,000         11,895
   Ichinen Holdings Co., Ltd................................     600          3,272
   Ichiyoshi Securities Co., Ltd............................   5,000         28,888
   Idec Corp................................................   6,400         62,844
   Idemitsu Kosan Co., Ltd..................................   2,900        267,022
   Ihara Chemical Industry Co., Ltd.........................   6,000         22,810
   IHI Corp.................................................  88,000        212,886
   Iida Home Max Co., Ltd...................................   4,800         39,664
   Iino Kaiun Kaisha, Ltd...................................  18,300         91,752
   Imasen Electric Industrial Co., Ltd......................   3,000         41,043
   Imperial Hotel, Ltd......................................     550         16,840

                                     1159

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Inaba Denki Sangyo Co., Ltd..............................  3,600     $106,306
   Inaba Seisakusho Co., Ltd................................  3,500       47,368
   Inabata & Co., Ltd....................................... 12,900       84,781
   Inageya Co., Ltd.........................................  5,200       61,166
   Ines Corp................................................  8,100       63,546
   Information Services International-Dentsu, Ltd...........  3,600       29,277
   Innotech Corp............................................  2,100       12,596
   Inpex Corp...............................................     95      627,238
   Intage, Inc..............................................    100        2,076
   Internet Initiative Japan, Inc...........................     20       78,611
  *Inui Steamship Co., Ltd..................................  6,000       23,778
   Ise Chemical Corp........................................  3,000       17,714
   Iseki & Co., Ltd......................................... 37,000       88,023
   Isetan Mitsukoshi Holdings, Ltd.......................... 45,500      495,599
  *Ishihara Sangyo Kaisha, Ltd.............................. 73,000       70,016
   Isuzu Motors, Ltd........................................ 98,000      559,521
   IT Holdings Corp......................................... 18,700      239,462
   ITC Networks Corp........................................    200        1,306
   Ito En, Ltd..............................................  1,700       30,749
   ITOCHU Corp.............................................. 48,600      549,871
   Itochu Enex Co., Ltd.....................................  9,100       52,200
   Itochu Techno-Solutions Corp.............................  3,500      159,695
   Itochu-Shokuhin Co., Ltd.................................    900       34,682
   Itoham Foods, Inc........................................ 30,000      113,701
  #Itoki Corp............................................... 10,000       63,500
  *Iwai Cosmo Holdings, Inc.................................  2,200        9,701
  *Iwasaki Electric Co., Ltd................................ 16,000       32,845
   Iwatani International Corp............................... 25,000       87,881
  *Iwatsu Electric Co., Ltd................................. 10,000        9,377
   Iyo Bank, Ltd. (The)..................................... 31,843      264,253
   Izumi Co., Ltd...........................................  6,200      129,164
   Izumiya Co., Ltd......................................... 13,000       66,316
   J. Front Retailing Co., Ltd.............................. 96,000      493,265
   Jalux, Inc...............................................    800        8,861
   Jamco Corp...............................................  2,000       10,989
  *Janome Sewing Machine Co., Ltd........................... 20,000       17,261
   Japan Airport Terminal Co., Ltd..........................  9,100      124,815
   Japan Aviation Electronics Industry, Ltd................. 12,000      110,147
   Japan Cash Machine Co., Ltd..............................  4,900       44,310
   Japan Digital Laboratory Co., Ltd........................  4,100       44,627
   Japan Drilling Co., Ltd..................................    800       24,397
   Japan Electronic Materials Corp..........................  2,100       10,680
   Japan Pulp & Paper Co., Ltd.............................. 19,000       67,293
  *Japan Radio Co., Ltd.....................................  9,000       22,053
   Japan Steel Works, Ltd. (The)............................  8,000       48,661
   Japan Tobacco, Inc.......................................     37      204,968
   Japan Transcity Corp..................................... 15,000       51,738
   Japan Vilene Co., Ltd.................................... 10,000       45,510
   Japan Wool Textile Co., Ltd. (The)....................... 13,000       97,798
   Jeol, Ltd................................................ 17,000       50,822
   JFE Holdings, Inc........................................ 30,400      568,526
  *JFE Shoji Trade Corp..................................... 24,000      119,095
   JGC Corp.................................................  4,000      115,180
   Jidosha Buhin Kogyo Co., Ltd.............................  3,000       20,537
   JMS Co., Ltd.............................................  2,000        6,496
   J-Oil Mills, Inc.........................................  9,000       25,320
   Joshin Denki Co., Ltd....................................  6,000       58,725
   Joyo Bank, Ltd. (The).................................... 72,000      314,311
   JS Group Corp............................................ 21,800      428,074
   JSP Corp.................................................  6,600       90,129
   JSR Corp.................................................  8,500      167,758

                                     1160

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   JTEKT Corp...............................................  21,900     $240,023
  #Juki Corp................................................  31,000       60,848
   Juroku Bank, Ltd.........................................  52,000      163,670
  *JVC Kenwood Holdings, Inc................................  28,100      119,783
   JX Holdings, Inc......................................... 165,868      935,644
   kabu.com Securities Co., Ltd.............................   5,900       19,052
  #Kadokawa Holdings, Inc...................................   3,200       92,035
   Kaga Electronics Co., Ltd................................   5,000       53,009
   Kagome Co., Ltd..........................................   2,800       56,356
   Kagoshima Bank, Ltd. (The)...............................  26,000      156,545
   Kajima Corp..............................................  86,000      245,119
  #Kakaku.com, Inc..........................................   2,200       68,412
   Kaken Pharmaceutical Co., Ltd............................   9,000      111,306
  #Kameda Seika Co., Ltd....................................   2,100       48,394
   Kamei Corp...............................................   7,000       99,092
   Kamigumi Co., Ltd........................................  53,000      425,960
   Kanagawa Chuo Kotsu Co., Ltd.............................   7,000       40,302
   Kanamoto Co., Ltd........................................   8,000       88,188
   Kandenko Co., Ltd........................................  19,000       83,589
   Kaneka Corp..............................................  62,000      383,154
  *Kanematsu Corp...........................................  56,000       66,876
   Kanematsu Electronics, Ltd...............................   4,900       54,254
   Kansai Electric Power Co., Inc...........................  12,500      181,257
   Kansai Paint Co., Ltd....................................  27,000      290,605
   Kanto Denka Kogyo Co., Ltd...............................  12,000       38,878
   Kanto Natural Gas Development Co., Ltd...................   6,000       31,483
   Kao Corp.................................................   3,000       80,386
   Kappa Create Co., Ltd....................................   1,450       30,999
   Kasai Kogyo Co., Ltd.....................................   7,000       36,945
   Kasumi Co., Ltd..........................................   8,000       57,892
  *Katakura Industries Co., Ltd.............................   4,600       41,549
   Kato Sangyo Co., Ltd.....................................   3,600       74,030
   Kato Works Co., Ltd......................................  15,000       76,887
   Kawai Musical Instruments Manufacturing Co., Ltd.........  21,000       51,409
   Kawasaki Heavy Industries, Ltd...........................  58,000      174,099
  *Kawasaki Kisen Kaisha, Ltd............................... 159,000      334,910
   Kawasumi Laboratories, Inc...............................   1,000        6,060
   KDDI Corp................................................      43      281,491
   Keihan Electric Railway Co., Ltd.........................  10,000       46,415
   Keihanshin Building Co., Ltd.............................   1,200        5,704
   Keihin Corp..............................................   9,400      159,867
   Keikyu Corp..............................................  14,000      120,189
   Keio Corp................................................  17,000      122,956
   Keisei Electric Railway Co., Ltd.........................  22,000      169,802
   Keiyo Bank, Ltd. (The)...................................  48,000      223,312
   Keiyo Co., Ltd...........................................   6,000       37,654
  *Kenedix, Inc.............................................     545       98,050
   Kewpie Corp..............................................  16,100      241,514
   Key Coffee, Inc..........................................   2,800       52,038
   Keyence Corp.............................................     352       83,081
   Kikkoman Corp............................................  23,000      269,679
   Kimoto Co., Ltd..........................................   4,600       27,755
   Kinden Corp..............................................  28,000      194,453
   Kinki Sharyo Co., Ltd....................................   6,000       21,373
  #Kintetsu Corp............................................  47,000      165,805
   Kintetsu World Express, Inc..............................   1,600       57,285
   Kirayaka Bank, Ltd.......................................   7,000        8,413
   Kirin Holdings Co., Ltd..................................  36,940      470,337
   Kisoji Co., Ltd..........................................   2,100       41,309
   Kissei Pharmaceutical Co., Ltd...........................   2,100       38,226
   Kitagawa Iron Works Co., Ltd.............................  27,000       51,212

                                     1161

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Kita-Nippon Bank, Ltd. (The).............................   1,300     $ 33,014
   Kitano Construction Corp.................................  11,000       23,940
   Kito Corp................................................      11        9,454
   Kitz Corp................................................  17,900       70,098
   Kiyo Holdings, Inc....................................... 123,000      176,354
   Koa Corp.................................................   7,200       73,394
   Koatsu Gas Kogyo Co., Ltd................................   8,000       49,509
   Kobayashi Pharmaceutical Co., Ltd........................   1,400       70,312
   Kobe Steel, Ltd.......................................... 287,000      409,317
   Kohnan Shoji Co., Ltd....................................   6,600       95,717
   Kohsoku Corp.............................................   2,200       19,195
   Koito Manufacturing Co., Ltd.............................  11,000      170,214
   Kojima Co., Ltd..........................................   8,800       41,910
   Kokuyo Co., Ltd..........................................  16,000      120,006
   KOMAIHALTEC, Inc.........................................  12,000       37,268
   Komatsu Seiren Co., Ltd..................................   9,000       47,244
   Komatsu, Ltd.............................................   8,900      256,142
   Komeri Co., Ltd..........................................   5,200      145,689
   Komori Corp..............................................  14,700      128,577
   Konaka Co., Ltd..........................................   5,400       57,004
   Konami Corp. ADR.........................................   1,900       55,081
   Kondotec, Inc............................................   1,500       10,940
  #Konica Minolta Holdings, Inc.............................  58,500      474,619
   Konishi Co., Ltd.........................................   4,800       66,267
   Kose Corp................................................   7,000      161,775
   KRS Corp.................................................     200        2,202
   K's Holdings Corp........................................   7,180      215,998
   Kubota Corp. Sponsored ADR...............................   4,000      191,880
  *Kumagai Gumi Co., Ltd....................................  39,000       39,960
   Kumiai Chemical Industry Co., Ltd........................  14,000       55,707
   Kura Corp................................................     700       10,412
   Kurabo Industries, Ltd...................................  35,000       65,227
   Kuraray Co., Ltd.........................................  28,000      399,599
   Kureha Corp..............................................  25,000      119,359
   Kurimoto, Ltd............................................  31,000       72,022
   Kurita Water Industries, Ltd.............................   4,700      115,169
   Kuroda Electric Co., Ltd.................................   5,100       52,139
   Kurosaki Harima Corp.....................................  10,000       29,638
   KYB Co., Ltd.............................................  28,000      158,817
   Kyocera Corp.............................................   1,066      103,924
   Kyocera Corp. Sponsored ADR..............................   5,322      517,884
   Kyodo Printing Co., Ltd..................................  17,000       46,675
   Kyodo Shiryo Co., Ltd....................................  26,000       28,999
   Kyoei Steel, Ltd.........................................   3,300       61,903
   Kyokuto Kaihatsu Kogyo Co., Ltd..........................   6,400       61,451
   Kyokuto Securities Co., Ltd..............................   7,400       65,878
  #Kyokuyo Co., Ltd.........................................  10,000       23,628
   KYORIN Holdings, Inc.....................................   9,000      172,763
   Kyoritsu Maintenance Co., Ltd............................   2,400       52,953
   Kyosan Electric Manufacturing Co., Ltd...................  12,000       52,279
   Kyoto Kimono Yuzen Co., Ltd..............................   1,300       15,980
   Kyowa Exeo Corp..........................................  19,600      178,289
   Kyowa Hakko Kirin Co., Ltd...............................  25,000      262,786
   Kyudenko Corp............................................   8,000       45,424
   Kyushu Electric Power Co., Inc...........................  10,500      139,279
 #*Laox Co., Ltd............................................  19,000        8,779
   Lawson, Inc..............................................     800       52,965
   LEC, Inc.................................................     300        4,592
  *Leopalace21 Corp.........................................  37,200      115,581
   Life Corp................................................   2,000       35,381
   Lintec Corp..............................................   8,900      171,946

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Lion Corp................................................  14,000     $ 80,878
  #Look, Inc................................................   8,000       23,486
   M3, Inc..................................................       9       41,837
   Mabuchi Motor Co., Ltd...................................   4,300      179,889
   Macnica, Inc.............................................   2,900       67,639
   Macromill, Inc...........................................   2,000       19,933
   Maeda Corp...............................................  29,000      121,458
   Maeda Road Construction Co., Ltd.........................  15,000      181,267
   Maezawa Kasei Industries Co., Ltd........................   1,300       15,306
   Maezawa Kyuso Industries Co., Ltd........................   2,600       36,296
   Makino Milling Machine Co., Ltd..........................  24,000      173,655
   Makita Corp..............................................   4,500      172,254
   Makita Corp. Sponsored ADR...............................   5,012      190,656
   Mandom Corp..............................................   3,000       75,904
   Mars Engineering Corp....................................   2,700       61,348
   Marubeni Corp............................................ 115,000      798,526
   Marubun Corp.............................................   1,800        8,171
   Marudai Food Co., Ltd....................................  27,000      104,355
   Maruetsu, Inc. (The).....................................   8,000       29,748
   Maruha Nichiro Holdings, Inc.............................  53,000       92,115
   Marui Group Co., Ltd.....................................  49,300      391,317
   Maruichi Steel Tube, Ltd.................................   1,400       30,809
   Marusan Securities Co., Ltd..............................  11,900       45,536
   Maruwa Co., Ltd..........................................   1,200       48,511
   Maruyama Manufacturing Co., Inc..........................  14,000       30,176
  *Maruzen CHI Holdings Co., Ltd............................   3,700        9,603
   Maruzen Showa Unyu Co., Ltd..............................  13,000       42,844
   Matsuda Sangyo Co., Ltd..................................   1,900       29,797
   Matsui Securities Co., Ltd...............................  18,400      112,480
   Matsumotokiyoshi Holdings Co., Ltd.......................   7,100      157,543
 #*Matsuya Co., Ltd.........................................   2,000       17,929
   Matsuya Foods Co., Ltd...................................   3,000       58,692
   Max Co., Ltd.............................................   7,000       87,340
   Maxvalu Tokai Co., Ltd...................................   1,600       22,418
  *Mazda Motor Corp......................................... 200,000      325,006
   Medipal Holdings Corp....................................  30,400      384,548
 #*Megachips Corp...........................................   1,900       41,985
   Megmilk Snow Brand Co., Ltd..............................   6,800      123,233
   Meidensha Corp...........................................  20,000       71,236
   Meiji Holdings Co., Ltd..................................   8,487      375,899
   Meitec Corp..............................................   1,500       30,827
   Meito Sangyo Co., Ltd....................................   1,500       19,587
   Meiwa Estate Co., Ltd....................................   2,200       11,017
  #Meiwa Trading Co., Ltd...................................   1,000        9,761
   Melco Holdings, Inc......................................   1,500       35,149
   Michinoku Bank, Ltd. (The)...............................  27,000       51,946
   Mie Bank, Ltd. (The).....................................  16,000       37,111
   Mikuni Coca-Cola Bottling Co., Ltd.......................   4,200       37,270
  *Milbon Co., Ltd..........................................     330        9,894
   Mimasu Semiconductor Industry Co., Ltd...................   4,300       39,424
   Minato Bank, Ltd. (The)..................................  36,000       66,176
   Minebea Co., Ltd.........................................  49,000      222,021
   Ministop Co., Ltd........................................   2,700       47,631
   Miraca Holdings, Inc.....................................   2,600      102,398
   Mirait Holdings Corp.....................................  10,080       72,541
  *Misawa Homes Co., Ltd....................................   5,900       76,828
   Misumi Group, Inc........................................   2,500       58,483
   Mitani Corp..............................................   2,100       30,018
  #Mito Securities Co., Ltd.................................  13,000       32,682
   Mitsuba Corp.............................................   5,000       50,023
   Mitsubishi Chemical Holdings Corp........................ 159,500      840,578

                                     1163

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
JAPAN -- (Continued)
   Mitsubishi Corp..........................................    84,900     $1,839,949
   Mitsubishi Electric Corp.................................    21,000        184,476
   Mitsubishi Estate Co., Ltd...............................    11,000        194,462
   Mitsubishi Gas Chemical Co., Inc.........................    46,000        301,364
   Mitsubishi Heavy Industries, Ltd.........................   143,500        650,776
   Mitsubishi Kakoki Kaisha, Ltd............................    13,000         25,238
   Mitsubishi Logistics Corp................................    25,000        274,232
   Mitsubishi Materials Corp................................   106,000        316,149
  *Mitsubishi Motors Corp...................................   115,000        129,024
  *Mitsubishi Paper Mills, Ltd..............................    38,000         35,620
  *Mitsubishi Pencil Co., Ltd...............................     3,400         59,763
   Mitsubishi Research Institute, Inc.......................       200          4,170
   Mitsubishi Shokuhin Co., Ltd.............................     2,100         54,232
   Mitsubishi Steel Manufacturing Co., Ltd..................    25,000         78,956
   Mitsubishi Tanabe Pharma Corp............................    26,500        367,833
   Mitsubishi UFJ Financial Group, Inc......................   392,300      1,883,634
   Mitsubishi UFJ Financial Group, Inc. ADR.................   441,377      2,100,955
   Mitsuboshi Belting Co., Ltd..............................     7,000         37,805
   Mitsui & Co., Ltd........................................    24,500        382,582
   Mitsui & Co., Ltd. Sponsored ADR.........................     2,651        819,371
   Mitsui Chemicals, Inc....................................    95,000        274,464
  *Mitsui Engineering & Shipbuilding Co., Ltd...............   157,000        230,839
   Mitsui Fudosan Co., Ltd..................................    35,000        641,088
  *Mitsui High-Tec, Inc.....................................     5,600         34,061
   Mitsui Home Co., Ltd.....................................     9,000         47,353
   Mitsui Knowledge Industry Co., Ltd.......................       221         38,309
   Mitsui Matsushima Co., Ltd...............................    23,000         44,965
   Mitsui Mining & Smelting Co., Ltd........................    99,000        248,239
   Mitsui O.S.K. Lines, Ltd.................................   130,000        503,869
   Mitsui Sugar Co., Ltd....................................    17,000         55,518
   Mitsui-Soko Co., Ltd.....................................    19,000         82,654
  *Mitsumi Electric Co., Ltd................................    16,800        139,538
   Mitsuuroko Holdings Co., Ltd.............................     3,800         25,538
   Miura Co., Ltd...........................................     3,700         95,826
   Miyachi Corp.............................................     1,900         15,519
 #*Miyaji Engineering Group, Inc............................    17,000         30,989
   Miyazaki Bank, Ltd. (The)................................    29,000         74,136
   Miyoshi Oil & Fat Co., Ltd...............................    18,000         23,753
   Mizuho Financial Group, Inc.............................. 1,456,055      2,295,481
   Mizuho Financial Group, Inc. ADR.........................     5,047         15,848
   Mizuno Corp..............................................    16,000         87,213
   Mochida Pharmaceutical Co., Ltd..........................     6,000         69,766
   Modec, Inc...............................................     1,300         27,199
   Monex Group, Inc.........................................       509        101,086
   Mori Seiki Co., Ltd......................................    17,700        176,410
   Morinaga & Co., Ltd......................................    25,000         57,360
   Morinaga Milk Industry Co., Ltd..........................    42,000        153,570
   Morita Holdings Corp.....................................     9,000         60,018
   Mory Industries, Inc.....................................     2,000          6,757
   MOS Food Services, Inc...................................     3,200         61,915
   Moshi Moshi Hotline, Inc.................................     4,200         41,530
   Mr Max Corp..............................................     8,300         35,603
   MS&AD Insurance Group Holdings, Inc......................    37,413        689,751
   Murata Manufacturing Co., Ltd............................     6,600        377,188
   Musashi Seimitsu Industry Co., Ltd.......................     2,200         51,504
   Musashino Bank, Ltd......................................     6,700        218,299
  #Mutoh Holdings Co., Ltd..................................     8,000         26,743
   Nabtesco Corp............................................     7,500        160,108
   Nachi-Fujikoshi Corp.....................................    10,000         49,918
  *Nagaileben Co., Ltd......................................     4,800         74,150
   Nagano Bank, Ltd. (The)..................................    15,000         28,756

                                     1164

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Nagase & Co., Ltd........................................  23,000     $278,461
   Nagatanien Co., Ltd......................................   3,000       33,615
   Nagoya Railroad Co., Ltd.................................  58,000      155,356
   Nakabayashi Co., Ltd.....................................   1,000        2,379
   Nakamuraya Co., Ltd......................................   8,917       44,120
  *Nakayama Steel Works, Ltd................................  26,000       23,376
   Namco Bandai Holdings, Inc...............................  18,800      268,816
   Nankai Electric Railway Co., Ltd.........................  31,000      128,684
   Nanto Bank, Ltd. (The)...................................  44,000      196,674
   NEC Capital Solutions, Ltd...............................     800       11,192
  *NEC Corp................................................. 322,000      581,325
   NEC Fielding, Ltd........................................   5,300       66,531
   NEC Mobiling, Ltd........................................   2,800      102,187
   NEC Networks & System Integration Corp...................   5,600       83,347
   Net One Systems Co., Ltd.................................   9,200      125,511
   Neturen Co., Ltd.........................................   5,400       47,847
   NGK Insulators, Ltd......................................  18,000      224,502
   NGK Spark Plug Co., Ltd..................................  13,000      185,592
   NHK Spring Co., Ltd......................................  27,000      281,822
   Nice Holdings, Inc.......................................  16,000       46,912
   Nichia Steel Works, Ltd..................................   6,000       15,823
   Nichias Corp.............................................  18,000       93,421
   Nichiban Co., Ltd........................................   1,000        3,311
   Nichicon Corp............................................  13,100      157,072
  *Nichiden Corp............................................   1,800       47,382
   Nichiha Corp.............................................   5,100       62,351
   Nichii Gakkan Co.........................................   8,600      117,804
   Nichirei Corp............................................  48,000      217,644
   Nichireki Co., Ltd.......................................   5,000       24,962
   Nidec Copal Corp.........................................   2,600       31,599
   Nidec Copal Electronics Corp.............................   3,800       21,818
   Nidec Corp...............................................     700       62,907
   Nidec Corp. ADR..........................................   4,317       97,003
   Nidec Sankyo Corp........................................   6,000       36,402
   Nidec Tosok Corp.........................................   2,200       23,001
   Nifco, Inc...............................................   4,600      123,739
   Nifty Corp...............................................      13       17,696
   Nihon Dempa Kogyo Co., Ltd...............................   4,400       60,678
   Nihon Eslead Corp........................................   1,000        9,183
   Nihon Kohden Corp........................................   3,700      107,922
   Nihon M&A Center, Inc....................................   1,600       45,812
   Nihon Nohyaku Co., Ltd...................................   9,000       40,632
   Nihon Parkerizing Co., Ltd...............................   9,000      134,409
   Nihon Shokuh Kako Co., Ltd...............................   1,000        4,716
   Nihon Trim Co., Ltd......................................     250        6,513
   Nihon Unisys, Ltd........................................  10,400       78,116
   Nihon Yamamura Glass Co., Ltd............................  19,000       47,538
   Nikkiso Co., Ltd.........................................   8,000       84,006
   Nikko Co., Ltd...........................................   2,000        7,716
   Nikon Corp...............................................   2,700       80,023
   Nintendo Co., Ltd........................................   1,500      202,476
   Nippo Corp...............................................  13,000      133,754
   Nippon Beet Sugar Manufacturing Co., Ltd.................  22,000       46,824
   Nippon Carbide Industries Co., Inc.......................  16,000       25,256
   Nippon Carbon Co., Ltd...................................  14,000       38,075
   Nippon Ceramic Co., Ltd..................................   3,800       65,005
   Nippon Chemical Industrial Co., Ltd......................  16,000       25,951
  *Nippon Chemi-Con Corp....................................  25,000       94,253
   Nippon Coke & Engineering Co., Ltd.......................  48,000       68,560
   Nippon Concrete Industries Co., Ltd......................   8,000       26,410
   Nippon Denko Co., Ltd....................................  22,000       92,304

                                     1165

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Nippon Densetsu Kogyo Co., Ltd...........................   7,000     $ 63,962
   Nippon Electric Glass Co., Ltd...........................  49,000      395,909
   Nippon Express Co., Ltd..................................  98,000      369,951
   Nippon Fine Chemical Co., Ltd............................     300        2,069
   Nippon Flour Mills Co., Ltd..............................  26,000      117,639
   Nippon Formula Feed Manufacturing Co., Ltd...............  15,000       20,044
   Nippon Gas Co., Ltd......................................   3,600       57,155
   Nippon Hume Corp.........................................   3,000       12,861
   Nippon Jogesuido Sekkei Co., Ltd.........................       8       11,008
   Nippon Kayaku Co., Ltd...................................  25,000      250,332
 #*Nippon Kinzoku Co., Ltd..................................  14,000       26,017
   Nippon Koei Co., Ltd.....................................  18,000       63,230
   Nippon Konpo Unyu Soko Co., Ltd..........................  10,200      132,512
   Nippon Koshuha Steel Co., Ltd............................  20,000       24,850
   Nippon Light Metal Co., Ltd.............................. 114,000      167,563
   Nippon Meat Packers, Inc.................................  23,000      293,798
 #*Nippon Metal Industry Co., Ltd...........................  15,000       11,741
   Nippon Paint Co., Ltd....................................  23,000      175,420
  #Nippon Paper Group, Inc..................................  21,400      428,427
   Nippon Pillar Packing Co., Ltd...........................   2,000       17,121
   Nippon Piston Ring Co., Ltd..............................   8,000       17,486
   Nippon Road Co., Ltd. (The)..............................  23,000       90,140
   Nippon Seiki Co., Ltd....................................   8,000      100,914
   Nippon Seisen Co., Ltd...................................   4,000       19,992
   Nippon Sharyo, Ltd.......................................  11,000       41,365
  #Nippon Sheet Glass Co., Ltd.............................. 200,000      259,042
   Nippon Shinyaku Co., Ltd.................................  11,000      139,427
   Nippon Shokubai Co., Ltd.................................  24,000      268,883
  *Nippon Signal Co., Ltd...................................  10,300       65,691
   Nippon Soda Co., Ltd.....................................  29,000      125,209
   Nippon Steel Corp........................................ 331,000      824,815
   Nippon Steel Trading Co., Ltd............................  13,000       37,556
   Nippon Suisan Kaisha, Ltd................................  35,300      115,047
   Nippon Synthetic Chemical Industry Co., Ltd. (The).......  15,000       88,730
   Nippon Telegraph & Telephone Corp........................     900       40,721
   Nippon Telegraph & Telephone Corp. ADR...................  12,740      287,287
   Nippon Television Network Corp...........................     740      114,602
   Nippon Thompson Co., Ltd.................................  18,000       99,535
   Nippon Valqua Industries, Ltd............................  16,000       44,635
  *Nippon Yakin Kogyo Co., Ltd..............................  27,000       42,587
   Nippon Yusen K.K......................................... 169,000      499,570
   Nippon Yusoki Co., Ltd...................................   7,000       21,926
   Nipro Corp...............................................  18,800      128,748
   Nishimatsu Construction Co., Ltd.........................  69,000      148,457
   Nishimatsuya Chain Co., Ltd..............................   8,400       70,103
   Nishi-Nippon Bank, Ltd................................... 153,000      404,672
   Nishi-Nippon Railroad Co., Ltd...........................  23,000      107,806
   Nissan Chemical Industries, Ltd..........................  13,500      122,333
   Nissan Motor Co., Ltd....................................  95,100      988,758
   Nissan Shatai Co., Ltd...................................  14,000      147,765
   Nissei Corp..............................................   2,900       26,182
   Nissen Holdings Co., Ltd.................................   4,600       23,975
  *Nissha Printing Co., Ltd.................................   6,100       68,932
   Nisshin Fudosan Co., Ltd.................................   4,400       27,825
   Nisshin Oillio Group, Ltd. (The).........................  26,000      109,201
   Nisshin Seifun Group, Inc................................  24,500      298,930
  *Nisshin Steel Co., Ltd................................... 143,000      200,706
   Nisshinbo Holdings, Inc..................................  34,000      298,928
   Nissin Corp..............................................  17,000       40,921
   Nissin Electric Co., Ltd.................................  13,000       74,391
   Nissin Foods Holdings Co., Ltd...........................   1,600       60,202

                                     1166

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Nissin Kogyo Co., Ltd....................................   6,600     $107,278
   Nissin Sugar Holdings Co., Ltd...........................     900       18,604
   Nitori Holdings Co., Ltd.................................     650       59,813
   Nitta Corp...............................................   4,200       79,746
   Nittetsu Mining Co., Ltd.................................  13,000       55,314
   Nitto Boseki Co., Ltd....................................  32,000      121,526
   Nitto Denko Corp.........................................  12,500      513,001
   Nitto Kogyo Corp.........................................   5,100       74,083
   Nitto Kohki Co., Ltd.....................................   2,500       55,751
   NKSJ Holdings, Inc.......................................  37,275      767,258
   Noevir Holdings Co., Ltd.................................   2,600       29,194
   NOF Corp.................................................  31,000      156,027
   Nohmi Bosai, Ltd.........................................   4,000       27,645
   NOK Corp.................................................  17,100      351,757
   Nomura Co., Ltd..........................................   3,000       11,159
   Nomura Holdings, Inc..................................... 118,700      486,566
   Nomura Holdings, Inc. ADR................................ 119,749      487,378
   Nomura Real Estate Holdings, Inc.........................  13,500      235,996
   Nomura Research Institute, Ltd...........................   1,800       41,295
  *Noritake Co., Ltd........................................  17,000       49,448
   Noritsu Koki Co., Ltd....................................   5,600       29,337
   Noritz Corp..............................................   5,200       91,997
   NS Solutions Corp........................................   3,400       66,068
  *NS United Kaiun Kaisha, Ltd..............................  32,000       51,365
   NSD Co., Ltd.............................................   5,400       44,653
   NSK, Ltd.................................................  45,000      308,758
   NTN Corp.................................................  73,000      276,149
   NTT Data Corp............................................      38      131,519
   NTT DoCoMo, Inc..........................................     503      858,873
   NTT DoCoMo, Inc. Sponsored ADR...........................   9,600      164,352
   Obara Corp...............................................   2,400       32,049
   Obayashi Corp............................................  74,000      313,230
   Obayashi Road Corp.......................................  10,000       29,768
   Obic Business Consultants Co., Ltd.......................     800       37,971
   Obic Co., Ltd............................................     970      204,454
   Odakyu Electric Railway Co., Ltd.........................  17,000      157,562
   Oenon Holdings, Inc......................................  13,000       31,985
   Ogaki Kyoritsu Bank, Ltd. (The)..........................  55,000      188,189
   Ohara, Inc...............................................   4,100       47,036
   Ohashi Technica, Inc.....................................     100          712
   Oiles Corp...............................................   4,320       87,689
   Oita Bank, Ltd. (The)....................................  36,000      102,427
   OJI Paper Co., Ltd.......................................  97,000      445,386
   Okabe Co., Ltd...........................................   9,000       56,786
   Okamoto Industries, Inc..................................  13,000       52,904
   Okamura Corp.............................................  13,000       95,948
   Okasan Securities Group, Inc.............................  40,000      158,170
  *Oki Electric Industry Co., Ltd...........................  69,000      117,461
   Okinawa Electric Power Co., Ltd..........................   1,500       59,761
  *OKK Corp.................................................  21,000       30,183
   OKUMA Corp...............................................  22,000      172,988
   Okumura Corp.............................................  36,000      131,693
   Okura Industrial Co., Ltd................................  12,000       36,727
   Okuwa Co., Ltd...........................................   4,000       54,764
   Olympic Corp.............................................   1,500       15,782
  *Olympus Corp.............................................   3,000       47,102
   Omron Corp...............................................  11,800      250,700
   ONO Sokki Co., Ltd.......................................   5,000       20,975
   Onoken Co., Ltd..........................................   4,100       33,427
   Onward Holdings Co., Ltd.................................  28,000      218,957
   Optex Co., Ltd...........................................   1,300       18,283

                                     1167

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Oracle Corp. Japan.......................................  1,000     $ 38,625
   Organo Corp.............................................. 12,000       78,104
   Oriental Land Co., Ltd...................................    800       88,697
   Origin Electric Co., Ltd.................................  6,000       25,049
   Osaka Gas Co., Ltd....................................... 54,000      218,382
   Osaka Organic Chemical Industry, Ltd.....................  1,400        7,191
   Osaka Steel Co., Ltd.....................................  3,300       61,717
   Osaka Titanium Technologies Co., Ltd.....................  1,700       53,446
   Osaki Electric Co., Ltd..................................  4,000       41,827
  #OSG Corp.................................................  6,400      101,015
   Otsuka Corp..............................................    600       48,256
   Oyo Corp.................................................  3,500       38,909
  #P.S. Mitsubishi Construction Co., Ltd....................  5,200       25,246
   Pacific Industrial Co., Ltd.............................. 10,000       62,169
  *Pacific Metals Co., Ltd.................................. 33,000      159,681
   Pack Corp. (The).........................................  2,600       46,427
   Pal Co., Ltd.............................................  1,150       54,586
   Paltac Corp..............................................  4,450       65,008
   PanaHome Corp............................................ 15,000       98,751
   Panasonic Corp........................................... 79,400      608,732
   Panasonic Corp. Sponsored ADR............................ 64,414      492,767
   Panasonic Electric Works Information Systems Co., Ltd....  1,000       25,513
   Panasonic Electric Works SUNX Co., Ltd...................  5,800       29,474
   Paramount Bed Holdings Co., Ltd..........................  3,400      104,131
   #Parco Co., Ltd.......................................... 10,700      105,161
   Paris Miki Holdings, Inc.................................  6,500       41,370
   Pasco Corp...............................................  1,000        3,460
  #Penta-Ocean Construction Co., Ltd........................ 37,000      108,728
   Pigeon Corp..............................................  1,400       55,858
  *Pilot Corp...............................................     29       55,904
   Piolax, Inc..............................................  2,600       63,422
  *Pioneer Electronic Corp.................................. 21,300      107,493
   Plenus Co., Ltd..........................................  3,300       64,066
   Point, Inc...............................................    940       34,715
   Press Kogyo Co., Ltd..................................... 20,000      118,862
   Prima Meat Packers, Ltd.................................. 27,000       52,891
   Pronexus, Inc............................................  4,500       27,412
   Raito Kogyo Co., Ltd.....................................  9,000       47,618
 #*Renesas Electronics Corp................................. 33,600      193,241
   Rengo Co., Ltd........................................... 39,000      285,160
   Resona Holdings, Inc..................................... 25,200      107,037
   Resorttrust, Inc.........................................  4,900       80,971
   Rhythm Watch Co., Ltd.................................... 18,000       30,112
   Ricoh Co., Ltd........................................... 82,381      737,977
   Ricoh Leasing Co., Ltd...................................  3,900       88,339
   Right On Co., Ltd........................................    600        5,577
   Riken Corp............................................... 22,000       92,808
   Riken Keiki Co., Ltd.....................................  3,000       21,062
   Riken Technos Corp.......................................  6,000       18,245
   Riken Vitamin Co., Ltd...................................  1,500       44,040
   Ringer Hut Co., Ltd......................................  2,600       34,867
   Rinnai Corp..............................................  1,400      101,995
   Riso Kagaku Corp.........................................  2,880       42,122
   Rock Field Co., Ltd......................................  2,800       53,704
   Rohm Co., Ltd............................................ 11,800      532,165
   Rohto Pharmaceutical Co., Ltd............................  9,000      115,279
   Roland Corp..............................................  2,600       25,463
   Roland DG Corp...........................................  1,400       16,447
   Round One Corp........................................... 11,700       76,545
   Royal Holdings Co., Ltd..................................  2,800       33,018
   Ryobi, Ltd............................................... 28,000      100,727

                                     1168

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Ryoden Trading Co., Ltd..................................  3,000     $ 17,499
   Ryohin Keikaku Co., Ltd..................................  2,500      135,727
   Ryosan Co., Ltd..........................................  6,900      130,701
   S Foods, Inc.............................................  2,000       17,509
  *Sagami Chain Co., Ltd....................................  5,000       42,371
   Saibu Gas Co., Ltd....................................... 38,000      106,525
   Saizeriya Co., Ltd.......................................  4,900       76,029
   Sakai Chemical Industry Co., Ltd......................... 21,000       73,152
   Sakai Ovex Co., Ltd...................................... 19,000       33,119
   Sakata INX Corp.......................................... 12,000       61,630
   Sakata Seed Corp.........................................  5,500       77,089
   Sala Corp................................................  2,500       16,543
   San-A Co., Ltd...........................................  1,500       60,963
   San-Ai Oil Co., Ltd...................................... 11,000       53,509
   Sanden Corp.............................................. 25,000       82,450
   Sangetsu Co., Ltd........................................  4,600      120,158
   San-in Godo Bank, Ltd. (The)............................. 30,000      215,698
 #*Sanix, Inc............................................... 17,500       49,413
   Sanken Electric Co., Ltd................................. 16,000       76,895
   Sanki Engineering Co., Ltd............................... 12,000       62,822
  #Sanko Metal Industrial Co., Ltd..........................  4,000       13,117
   Sankyo Co., Ltd..........................................  4,200      202,504
   Sankyo Seiko Co., Ltd....................................  4,500       14,758
  *Sankyo-Tateyama Holdings, Inc............................ 65,000      133,431
   Sankyu, Inc.............................................. 49,000      194,421
   Sanoh Industrial Co., Ltd................................  6,500       50,588
   Sanrio Co., Ltd..........................................  2,200       96,701
   Sanshin Electronics Co., Ltd.............................  7,000       53,105
   Santen Pharmaceutical Co., Ltd...........................  3,100      129,732
   Sanwa Holdings Corp...................................... 52,000      196,660
   Sanyo Chemical Industries, Ltd........................... 16,000      103,929
   Sanyo Denki Co., Ltd..................................... 10,000       62,933
   Sanyo Shokai, Ltd........................................ 14,000       39,677
   Sanyo Special Steel Co., Ltd............................. 23,000      106,757
   Sapporo Hokuyo Holdings, Inc............................. 61,100      213,430
   Sapporo Holdings, Ltd.................................... 59,000      206,233
   Sasebo Heavy Industries Co., Ltd......................... 21,000       31,532
   Sato Holdings Corp.......................................  3,900       55,422
   Satori Electric Co., Ltd.................................  2,700       16,868
   Sawai Pharmaceutical Co., Ltd............................    400       42,153
   Saxa Holdings, Inc.......................................  6,000       12,484
   SBI Holdings, Inc........................................  4,843      389,730
   Scroll Corp..............................................  8,200       33,198
   SCSK Corp................................................  4,900       76,308
   Secom Co., Ltd...........................................  1,200       56,780
   Sega Sammy Holdings, Inc................................. 11,200      235,004
   Seika Corp............................................... 16,000       46,351
   Seikagaku Corp...........................................  5,700       61,146
  #Seiko Epson Corp......................................... 26,000      346,853
  *Seiko Holdings Corp...................................... 16,000       40,464
   Seino Holdings Co., Ltd.................................. 31,000      214,739
   Seiren Co., Ltd..........................................  8,600       62,510
   Sekisui Chemical Co., Ltd................................ 33,000      296,710
   Sekisui House, Ltd....................................... 72,000      667,468
   Sekisui Jushi Co., Ltd...................................  7,000       68,772
   Sekisui Plastics Co., Ltd................................ 13,000       44,969
   Senko Co., Ltd........................................... 14,000       61,361
   Senshu Electric Co., Ltd.................................  1,300       17,917
   Senshu Ikeda Holdings, Inc............................... 89,700      119,390
   Senshukai Co., Ltd.......................................  6,400       46,659
   Seven & I Holdings Co., Ltd.............................. 22,300      675,025

                                     1169

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Sharp Corp............................................... 122,000     $780,458
  *Shibaura Mechatronics Corp...............................  11,000       28,624
   Shibusawa Warehouse Co., Ltd.............................   8,000       23,691
   Shibuya Kogyo Co., Ltd...................................     700        8,000
   Shiga Bank, Ltd..........................................  50,000      285,673
   Shikibo, Ltd.............................................  29,000       35,470
   Shikoku Bank, Ltd........................................  35,000      127,350
   Shikoku Chemicals Corp...................................  11,000       61,919
   Shikoku Electric Power Co., Inc..........................   4,900      126,566
   Shima Seiki Manufacturing Co., Ltd.......................   5,300       98,314
   Shimachu Co., Ltd........................................   8,900      200,493
   Shimadzu Corp............................................  21,000      186,963
   Shimamura Co., Ltd.......................................     300       33,974
   Shimano, Inc.............................................   1,300       85,480
   Shimizu Bank, Ltd........................................   1,800       65,654
   Shimizu Corp.............................................  74,000      281,303
   Shimojima Co., Ltd.......................................     700        9,332
   Shin Nippon Air Technologies Co., Ltd....................   3,500       21,221
   Shinagawa Refractories Co., Ltd..........................  17,000       43,506
   Shindengen Electric Manufacturing Co., Ltd...............  22,000       90,997
   Shin-Etsu Chemical Co., Ltd..............................   6,000      346,318
   Shin-Etsu Polymer Co., Ltd...............................   9,200       43,634
   Shin-Keisei Electric Railway Co., Ltd....................   7,000       30,417
   Shinko Electric Industries Co., Ltd......................  13,600      127,124
   Shinko Plantech Co., Ltd.................................   6,600       55,736
   Shinko Shoji Co., Ltd....................................   5,300       44,500
   Shinmaywa Industries, Ltd................................  24,000      116,110
   Shinnihon Corp...........................................   4,500       11,853
   Shinsei Bank, Ltd........................................ 142,000      183,243
   Shinsho Corp.............................................   8,000       18,087
   Shionogi & Co., Ltd......................................  19,900      259,567
   Ship Healthcare Holdings, Inc............................   6,800      160,745
   Shiroki Corp.............................................  13,000       41,546
   Shiseido Co., Ltd........................................   7,900      138,306
   Shizuoka Bank, Ltd.......................................  65,000      680,206
   Shizuoka Gas Co., Ltd....................................  11,000       79,531
   SHO-BOND Holdings Co., Ltd...............................   2,100       53,113
   Shochiku Co., Ltd........................................   9,000       86,708
   Shoko Co., Ltd...........................................   5,000        8,365
   Showa Corp...............................................  12,200      106,490
   Showa Denko K.K.......................................... 168,000      373,819
   Showa Sangyo Co., Ltd....................................  18,000       56,097
   Showa Shell Sekiyu K.K...................................  39,100      246,061
   Siix Corp................................................   4,500       69,238
   Sinanen Co., Ltd.........................................  10,000       44,528
   Sinfonia Technology Co., Ltd.............................  13,000       28,651
   Sintokogio, Ltd..........................................   9,900      103,940
   SKY Perfect JSAT Holdings, Inc...........................     390      169,853
   SMC Corp.................................................     700      116,902
   SMK Corp.................................................  14,000       45,678
   SNT Corp.................................................   8,100       49,896
   Soda Nikka Co., Ltd......................................   3,000       13,517
   Sodick Co., Ltd..........................................  11,700       59,019
   Softbank Corp............................................   8,100      241,756
   Sogo Medical Co., Ltd....................................   1,300       47,568
   Sohgo Security Services Co., Ltd.........................  13,900      159,898
   Sojitz Corp.............................................. 261,200      439,895
   So-net Entertainment Corp................................      15       62,905
   Sony Corp................................................  12,300      198,938
  #Sony Corp. Sponsored ADR.................................  52,202      846,194
   Sony Financial Holdings, Inc.............................   2,600       42,492

                                     1170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
   Sotetsu Holdings, Inc....................................  48,000     $  148,415
   Square Enix Holdings Co., Ltd............................   8,100        158,540
   SRA Holdings, Inc........................................   1,200         13,689
   SRI Sports Ltd...........................................   3,300         42,880
   St. Marc Holdings Co., Ltd...............................   2,200         85,155
   Stanley Electric Co., Ltd................................  18,100        277,286
   Star Micronics Co., Ltd..................................   8,400         89,077
   Starzen Co., Ltd.........................................   5,000         15,465
   Stella Chemifa Corp......................................     900         20,503
   Sugi Holdings Co., Ltd...................................   1,400         45,370
  *Sumco Corp...............................................  21,700        230,360
   Sumikin Bussan Corp......................................  19,000         48,632
   Suminoe Textile Co., Ltd.................................  13,000         26,515
   Sumitomo Bakelite Co., Ltd...............................  32,000        166,226
   Sumitomo Chemical Co., Ltd............................... 121,355        498,993
   Sumitomo Corp............................................  74,000      1,051,628
   Sumitomo Densetsu Co., Ltd...............................   1,600         12,258
   Sumitomo Electric Industries, Ltd........................  50,800        685,254
   Sumitomo Forestry Co., Ltd...............................  26,900        234,094
   Sumitomo Heavy Industries, Ltd...........................  68,000        350,720
   Sumitomo Light Metal Industries, Ltd.....................  98,000        100,272
   Sumitomo Metal Industries, Ltd........................... 132,000        237,121
   Sumitomo Metal Mining Co., Ltd...........................  42,000        550,928
 #*Sumitomo Mitsui Construction Co., Ltd....................  23,700         19,876
   Sumitomo Mitsui Financial Group, Inc.....................  88,083      2,818,549
   Sumitomo Osaka Cement Co., Ltd...........................  76,000        230,377
   Sumitomo Pipe & Tube Co., Ltd............................   7,300         70,136
   Sumitomo Precision Products Co., Ltd.....................   7,000         38,141
   Sumitomo Real Estate Sales Co., Ltd......................   1,100         52,765
   Sumitomo Realty & Development Co., Ltd...................   5,000        119,234
   Sumitomo Rubber Industries, Ltd..........................   8,500        116,968
   Sumitomo Seika Chemicals Co., Ltd........................  14,000         60,974
   Sumitomo Warehouse Co., Ltd..............................  30,000        143,341
   Sundrug Co., Ltd.........................................   1,600         49,006
   Sun-Wa Technos Corp......................................   3,400         34,322
   Suruga Bank, Ltd.........................................  37,000        369,031
   Suzuken Co., Ltd.........................................  13,600        411,359
   Suzuki Motor Corp........................................  14,900        350,693
   SWCC Showa Holdings Co., Ltd.............................  45,000         40,925
 #*SxL Corp.................................................   4,000          9,055
   Sysmex Corp..............................................   2,200         88,414
   Systena Corp.............................................      24         18,306
   T&D Holdings, Inc........................................  66,200        713,609
   T. Hasegawa Co., Ltd.....................................   3,600         50,975
   T. RAD Co., Ltd..........................................  14,000         54,738
   Tachibana Eletech Co., Ltd...............................   2,600         22,853
   Tachi-S Co., Ltd.........................................   4,800         91,764
   Tact Home Co., Ltd.......................................      22         21,014
   Tadano, Ltd..............................................  18,000        133,507
   Taihei Dengyo Kaisha, Ltd................................   6,000         50,071
   Taihei Kogyo Co., Ltd....................................  12,000         62,971
   Taiheiyo Cement Corp..................................... 119,000        284,002
   Taiho Kogyo Co., Ltd.....................................   3,000         38,602
   Taikisha, Ltd............................................   5,600        111,719
   Taiko Bank, Ltd. (The)...................................   1,000          2,850
   Taisei Corp.............................................. 160,000        406,402
   Taisei Lamick Co., Ltd...................................   1,100         34,543
   Taiyo Nippon Sanso Corp..................................  13,000         89,814
  #Taiyo Yuden Co., Ltd.....................................  23,200        248,125
   Takamatsu Construction Group Co., Ltd....................   2,600         44,534
   Takano Co., Ltd..........................................     600          3,319

                                     1171

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
  #Takaoka Electric Manufacturing Co., Ltd..................  12,000     $   29,676
   Takara Holdings, Inc.....................................  32,000        217,294
   Takara Leben Co., Ltd....................................   8,300         71,996
   Takara Standard Co., Ltd.................................  19,000        140,907
   Takasago International Corp..............................  13,000         65,304
   Takasago Thermal Engineering Co., Ltd....................  11,000         86,423
   Takashimaya Co., Ltd.....................................  55,000        416,902
   Takata Corp..............................................   5,100        125,049
   Take & Give Needs Co., Ltd...............................      16          1,840
   Takeda Pharmaceutical Co., Ltd...........................  10,000        436,351
   Takihyo Co., Ltd.........................................   5,000         29,130
   Takiron Co., Ltd.........................................  10,000         35,209
   Takisawa Machine Tool Co., Ltd...........................  14,000         20,743
   Takuma Co., Ltd..........................................   7,000         32,959
   Tamron Co., Ltd..........................................   3,900        117,519
   Tamura Corp..............................................  13,000         35,670
   Tatsuta Electric Wire & Cable Co., Ltd...................  15,000         90,593
   Tayca Corp...............................................   5,000         17,762
   TBK Co., Ltd.............................................   7,000         45,287
   TDK Corp.................................................   4,300        224,533
   TDK Corp. Sponsored ADR..................................   7,012        366,026
   Teijin, Ltd.............................................. 105,000        353,103
   Teikoku Electric Manufacturing Co., Ltd..................   1,300         25,491
   Teikoku Sen-I Co., Ltd...................................   6,000         48,175
 #*Tekken Corp..............................................  24,000         35,051
   Temp Holdings Co., Ltd...................................   1,400         14,358
   Terumo Corp..............................................   1,100         50,402
   THK Co., Ltd.............................................  12,500        249,973
   TKC Corp.................................................   2,900         62,814
   TOA Corp.................................................  27,000         48,870
   TOA ROAD Corp............................................   4,000         12,061
   Toagosei Co., Ltd........................................  49,000        212,140
  *Tobishima Corp...........................................  20,000         22,570
   Tobu Railway Co., Ltd....................................  29,000        147,610
   Tobu Store Co., Ltd......................................  10,000         34,610
   TOC Co., Ltd.............................................  17,300         97,034
   Tocalo Co., Ltd..........................................   2,800         50,456
   Tochigi Bank, Ltd........................................  22,000         75,297
   Toda Corp................................................  39,000        124,595
   Toda Kogyo Corp..........................................   6,000         38,795
   Toei Co., Ltd............................................  15,000         78,135
   Toenec Corp..............................................   7,000         40,716
   Toho Bank, Ltd...........................................  35,000        112,574
   Toho Co., Ltd./Kobe......................................   6,000         23,373
   Toho Co., Ltd./Tokyo.....................................   5,200         93,204
   Toho Gas Co., Ltd........................................  25,000        150,847
   Toho Holdings Co., Ltd...................................   9,500        184,651
   Toho Real Estate Co., Ltd................................   4,600         27,787
   Toho Titanium Co., Ltd...................................   2,800         39,300
   Toho Zinc Co., Ltd.......................................  30,000        128,603
   Tohoku Bank, Ltd. (The)..................................  19,000         30,136
  *Tohuku Electric Power Co., Inc...........................  14,500        152,037
   Tokai Carbon Co., Ltd....................................  35,000        175,198
   Tokai Rika Co., Ltd......................................  10,600        197,447
   Tokai Rubber Industries, Ltd.............................   7,600         89,910
   Tokai Tokyo Financial Holdings, Inc......................  53,000        188,758
  *Token Corp...............................................   1,300         47,216
   Tokio Marine Holdings, Inc...............................  42,800      1,094,979
   Tokio Marine Holdings, Inc. ADR..........................   1,000         25,370
   Toko Electric Corp.......................................   4,000         18,435
 #*Toko, Inc................................................  22,000         72,405

                                     1172

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
JAPAN -- (Continued)
   Tokushu Tokai Paper Co., Ltd.............................  22,000     $ 59,612
  #Tokuyama Corp............................................  69,000      215,710
   Tokyo Broadcasting System, Inc...........................   8,600      116,611
  *Tokyo Dome Corp..........................................  35,000      116,359
  *Tokyo Electric Power Co., Ltd............................  17,188       42,910
   Tokyo Electron Device, Ltd...............................       2        3,690
   Tokyo Electron, Ltd......................................   8,300      459,953
   Tokyo Energy & Systems, Inc..............................   6,000       36,624
   Tokyo Gas Co., Ltd.......................................  35,000      168,896
   TOKYO KEIKI, Inc.........................................  12,000       25,456
   Tokyo Ohka Kogyo Co., Ltd................................   1,700       36,562
   Tokyo Rakutenchi Co., Ltd................................   7,000       26,414
  *Tokyo Rope Manufacturing Co., Ltd........................  21,000       43,203
   Tokyo Sangyo Co., Ltd....................................   4,000       15,432
   Tokyo Seimitsu Co., Ltd..................................   4,700       96,612
   Tokyo Steel Manufacturing Co., Ltd.......................  20,100      152,524
  *Tokyo Tatemono Co., Ltd..................................  83,000      306,482
   Tokyo Tekko Co., Ltd.....................................  12,000       40,362
 #*Tokyo Theatres Co., Inc..................................  21,000       30,285
   Tokyo Tomin Bank, Ltd....................................   7,826       89,335
   Tokyotokeiba Co., Ltd....................................  31,000       45,710
   Tokyu Community Corp.....................................   2,000       64,002
   Tokyu Construction Co., Ltd..............................   9,520       22,687
   Tokyu Corp...............................................  33,000      154,533
   Tokyu Land Corp..........................................  88,000      424,122
   Tokyu Livable, Inc.......................................   3,500       38,673
   Tomato Bank, Ltd.........................................   6,000       10,859
   Tomen Devices Corp.......................................     100        2,541
   Tomen Electronics Corp...................................   1,700       25,148
   Tomoe Corp...............................................   9,500       37,797
   Tomoe Engineering Co., Ltd...............................   2,100       47,923
   Tomoku Co., Ltd..........................................  21,000       60,997
   TOMONY Holdings, Inc.....................................  25,500      116,585
   Tomy Co., Ltd............................................  10,700       80,484
   Tonami Holdings Co., Ltd.................................  16,000       36,770
   TonenGeneral Sekiyu K.K..................................   8,000       74,827
  #Topcon Corp..............................................  12,700       97,832
   Toppan Forms Co., Ltd....................................   8,800       79,143
   Toppan Printing Co., Ltd.................................  64,000      433,474
   Topre Corp...............................................   9,700       91,286
   Topy Industries, Ltd.....................................  43,000      132,533
   Toray Industries, Inc....................................  16,000      123,013
   Toridoll.corp............................................   4,800       61,092
   Torigoe Co., Ltd. (The)..................................   4,100       34,825
   Torishima Pump Manufacturing Co., Ltd....................   2,300       29,177
   Tosei Corp...............................................      26       10,449
   Toshiba Corp.............................................  32,000      130,810
   Toshiba Machine Co., Ltd.................................  21,000      114,123
   Toshiba Plant Systems & Services Corp....................   5,000       52,950
   Toshiba TEC Corp.........................................  28,000      113,327
   Tosho Printing Co., Ltd..................................  11,000       21,432
   Tosoh Corp............................................... 108,000      298,578
   Totetsu Kogyo Co., Ltd...................................   6,000       64,145
   TOTO, Ltd................................................  25,000      184,974
   Tottori Bank, Ltd........................................  13,000       26,219
   Touei Housing Corp.......................................   3,545       35,466
   Towa Bank, Ltd...........................................  52,000       56,442
   Towa Corp................................................   4,000       22,393
   Towa Pharmaceutical Co., Ltd.............................   1,800       82,568
   Toyo Corp................................................   5,300       59,199
   Toyo Electric Manufacturing Co., Ltd.....................   8,000       29,736

                                     1173

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
JAPAN -- (Continued)
   Toyo Engineering Corp....................................  22,000     $   99,635
   Toyo Ink SC Holdings Co., Ltd............................  37,000        148,002
   Toyo Kanetsu K.K.........................................  27,000         61,009
   Toyo Kohan Co., Ltd......................................   9,000         32,328
   Toyo Securities Co., Ltd.................................  21,000         50,887
   Toyo Seikan Kaisha, Ltd..................................  18,800        250,170
   Toyo Suisan Kaisha, Ltd..................................   9,000        231,041
   Toyo Tanso Co., Ltd......................................   1,800         65,691
   Toyo Tire & Rubber Co., Ltd..............................  37,000        100,869
   Toyo Wharf & Warehouse Co., Ltd..........................  10,000         17,267
   Toyobo Co., Ltd.......................................... 180,000        245,062
   Toyoda Gosei Co., Ltd....................................  13,300        271,079
   Toyota Boshoku Corp......................................  12,600        155,139
   Toyota Motor Corp........................................  19,055        780,831
   Toyota Motor Corp. Sponsored ADR.........................  50,053      4,093,334
   Toyota Tsusho Corp.......................................  24,700        489,820
   TPR Co., Ltd.............................................   4,700         76,689
  *Transcosmos, Inc.........................................   5,800         82,641
   Trend Micro, Inc.........................................   2,600         78,873
   Trusco Nakayama Corp.....................................   3,500         74,236
   TS Tech Co., Ltd.........................................   8,900        174,855
   TSI Holdings Co., Ltd....................................  18,445         94,558
   Tsubakimoto Chain Co.....................................  18,000        109,364
  *Tsudakoma Corp...........................................  12,000         25,363
  #Tsugami Corp.............................................   6,000         59,678
   Tsukishima Kikai Co., Ltd................................   6,000         50,928
   Tsukuba Bank, Ltd........................................  14,200         45,574
   Tsumura & Co.............................................   1,500         40,079
   Tsuruha Holdings, Inc....................................   2,500        149,782
   Tsurumi Manufacturing Co., Ltd...........................   4,000         34,014
   Tsutsumi Jewelry Co., Ltd................................     300          8,776
   Tsuzuki Denki Co., Ltd...................................   1,000          8,127
   TV Tokyo Holdings Corp...................................     600          7,838
   Ube Industries, Ltd...................................... 156,000        398,948
   Ube Material Industries, Ltd.............................   4,000         11,469
   Uchida Yoko Co., Ltd.....................................   8,000         25,728
  *Ulvac, Inc...............................................  10,500         84,248
   Uni-Charm Corp...........................................   1,800        100,695
   Union Tool Co............................................   3,600         65,168
   Unipres Corp.............................................   5,000        157,136
  *Unitika, Ltd............................................. 105,000         62,983
   UNY Co., Ltd.............................................  40,000        464,834
   U-Shin, Ltd..............................................   6,200         46,528
   Ushio, Inc...............................................  11,200        146,108
   USS Co., Ltd.............................................     660         66,949
   Utoc Corp................................................   2,600          9,141
   Valor Co., Ltd...........................................   7,100        124,514
   Vital KSK Holdings, Inc..................................   7,300         66,725
   Wacoal Corp..............................................  20,000        231,978
  *Wakachiku Construction Co., Ltd..........................  18,000         22,514
   Warabeya Nichiyo Co., Ltd................................   2,700         44,173
   WATAMI Co., Ltd..........................................   1,600         34,083
   West Japan Railway Co....................................   4,600        188,979
   Wood One Co., Ltd........................................   7,000         28,827
   Xebio Co., Ltd...........................................   3,900        107,349
   Yachiyo Bank, Ltd. (The).................................   3,500         79,411
   Yahagi Construction Co., Ltd.............................   5,000         25,737
   Yahoo Japan Corp.........................................     104         31,211
   Yaizu Suisankagaku Industry Co., Ltd.....................     500          4,902
  #Yakult Honsha Co., Ltd...................................   1,900         69,990
   Yamabiko Corp............................................     400          6,505

                                     1174

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     ------------
JAPAN -- (Continued)
   Yamada Denki Co., Ltd....................................   9,000     $    584,026
   Yamagata Bank, Ltd.......................................  30,000          137,989
   Yamaguchi Financial Group, Inc...........................  48,000          412,295
   Yamaha Corp..............................................  36,400          352,893
   Yamaha Motor Co., Ltd....................................  13,000          173,636
   Yamanashi Chuo Bank, Ltd.................................  25,000          104,196
   Yamatane Corp............................................  21,000           30,499
   Yamato Holdings Co., Ltd.................................  29,700          457,929
   Yamato Kogyo Co., Ltd....................................   8,700          247,559
   Yamazaki Baking Co., Ltd.................................  16,000          236,608
   Yamazen Co., Ltd.........................................  13,000          117,149
   Yaoko Co., Ltd...........................................     900           31,679
   Yaskawa Electric Corp....................................  19,000          165,468
   Yasuda Warehouse Co., Ltd. (The).........................     900            5,777
   Yellow Hat, Ltd..........................................   3,300           57,240
   Yodogawa Steel Works, Ltd................................  24,000           95,598
   Yokogawa Bridge Holdings Corp............................   7,000           48,139
   Yokogawa Electric Corp...................................  31,900          306,198
   Yokohama Reito Co., Ltd..................................   8,400           65,593
   Yokohama Rubber Co., Ltd.................................  41,000          299,711
   Yokowo Co., Ltd..........................................   3,300           19,606
   Yomiuri Land Co., Ltd....................................   7,000           22,652
   Yonekyu Corp.............................................   4,500           43,260
   Yorozu Corp..............................................   4,600           92,646
   Yoshinoya Holdings Co., Ltd..............................      64           83,347
   Yuasa Trading Co., Ltd...................................  40,000           69,327
   Yuken Kogyo Co., Ltd.....................................   9,000           18,635
   Yukiguni Maitake Co., Ltd................................   2,500           10,034
   Yurtec Corp..............................................   7,000           33,255
   Yusen Logistics Co., Ltd.................................   5,100           77,755
   Yushiro Chemical Industry Co., Ltd.......................   1,900           20,022
   Zenrin Co., Ltd..........................................   3,700           39,013
   Zensho Co., Ltd..........................................   3,400           42,341
   Zeon Corp................................................  25,000          217,855
                                                                         ------------
TOTAL JAPAN.................................................              179,438,061
                                                                         ------------
MALAYSIA -- (0.9%)
   Aeon Co. Berhad..........................................  30,000           93,964
   Affin Holdings Berhad....................................  84,300           85,377
   AirAsia Berhad........................................... 115,300          126,500
  *Alam Maritim Resources Berhad............................  86,800           19,561
   Alliance Financial Group Berhad.......................... 196,800          256,003
   AMMB Holdings Berhad..................................... 148,200          305,703
   APM Automotive Holdings Berhad...........................  47,200           73,404
   Axiata Group Berhad...................................... 136,425          239,376
   Bandar Raya Developments Berhad..........................  43,100           31,896
   Batu Kawan Berhad........................................  27,600          171,190
   Berjaya Corp. Berhad..................................... 265,500           70,064
  *Berjaya Land Berhad......................................  76,000           21,079
  *Berjaya Media Berhad.....................................   2,400              338
   Berjaya Sports Toto Berhad...............................  52,171           74,399
   BIMB Holdings Berhad.....................................  71,100           59,482
   Boustead Holdings Berhad.................................  61,204          105,575
   British American Tobacco Malaysia Berhad.................   3,400           62,349
   Bursa Malaysia Berhad....................................  18,100           40,327
   Cahya Mata Sarawak Berhad................................  13,600           10,974
   Carlsberg Brewery Berhad.................................   8,600           32,835
   CIMB Group Holdings Berhad...............................  94,400          230,686
   CSC Steel Holdings Berhad................................  47,300           21,686
   Dayang Enterprise Holdings Berhad........................  36,293           24,152
   Dialog Group Berhad...................................... 193,779          144,386

                                     1175

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
MALAYSIA -- (Continued)
   DiGi.Com Berhad..........................................  61,000     $ 81,182
   DRB-Hicom Berhad......................................... 140,000      117,503
   Eastern & Oriental Berhad................................ 116,300       53,375
   ECM Libra Avenue Berhad..................................      78           20
  *Evergreen Fibreboard Berhad.............................. 108,600       32,147
   Faber Group Berhad.......................................  52,400       28,361
   Gamuda Berhad............................................ 277,000      324,907
   Genting (Malaysia) Berhad................................ 240,300      304,207
   Genting Berhad...........................................  66,300      225,987
   Genting Plantations Berhad...............................  35,100      108,789
   Guinness Anchor Berhad...................................  23,000       98,376
   Hap Seng Consolidated Berhad............................. 121,680       66,159
   Hap Seng Plantations Holdings Berhad.....................  77,600       76,456
   Hong Leong Bank Berhad...................................  38,280      154,508
   Hong Leong Financial Group Berhad........................  41,700      164,263
   Hong Leong Industries Berhad.............................  31,400       44,472
   IGB Corp. Berhad......................................... 151,994      137,483
   IJM Corp. Berhad......................................... 209,660      378,507
   IJM Land Berhad.......................................... 143,000      104,010
   IJM Plantations Berhad...................................  80,200       86,932
   IOI Corp. Berhad.........................................  50,026       86,147
   Jaya Tiasa Holdings Berhad...............................   5,145       16,053
   JCY International Berhad.................................  54,200       27,889
   Keck Seng (Malaysia) Berhad..............................  28,500       37,392
   KFC Holdings (Malaysia) Berhad...........................  24,100       29,513
   Kian Joo Can Factory Berhad..............................  56,700       36,818
   Kinsteel Berhad.......................................... 144,000       21,342
   KLCC Property Holdings Berhad............................  52,600       58,940
  *KNM Group Berhad......................................... 240,325       66,075
  *Kossan Rubber Industries Berhad..........................  16,100       17,258
   KPJ Healthcare Berhad....................................  40,300       73,852
   Kuala Lumpur Kepong Berhad...............................   7,300       56,933
   Kulim (Malaysia) Berhad..................................  88,100      122,871
   Lafarge Malayan Cement Berhad............................  33,600       79,664
  *Landmarks Berhad.........................................  74,700       23,428
   Lingkaran Trans Kota Holdings Berhad.....................  39,000       51,743
   Lion Industries Corp. Berhad............................. 118,500       54,616
   LPI Capital Berhad.......................................   8,480       38,376
   Mah Sing Group Berhad....................................  89,280       57,785
   Malayan Banking Berhad...................................  67,861      193,256
  *Malayan Flour Mills Berhad...............................   9,500        5,884
   Malaysia Airports Holdings Berhad........................  49,900       95,361
   Malaysia Building Society Berhad.........................  61,300       45,877
  *Malaysian Airlines System Berhad......................... 175,500       70,689
   Malaysian Bulk Carriers Berhad...........................  61,200       32,300
   Malaysian Pacific Industries Berhad......................  14,375       14,188
   Malaysian Resources Corp. Berhad......................... 349,350      191,958
   MBM Resources Berhad.....................................  21,700       35,275
   Media Prima Berhad....................................... 135,700      114,301
   MISC Berhad..............................................  44,880       71,004
   MMC Corp. Berhad......................................... 195,100      169,458
   Muhibbah Engineering Berhad.............................. 115,700       46,843
  *Mulpha International Berhad.............................. 518,800       75,255
   Nestle (Malaysia) Berhad.................................   5,100       93,144
   OSK Holdings Berhad...................................... 178,862      100,789
   Parkson Holdings Berhad..................................  63,884      109,888
  *Petronas Chemicals Group Berhad..........................  19,000       40,908
   Petronas Dagangan Berhad.................................  17,100      109,469
   Petronas Gas Berhad......................................  25,100      139,062
   Pharmaniaga Berhad.......................................   1,063        1,549
   POS (Malaysia) Berhad....................................  78,600       70,697

                                     1176

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
MALAYSIA -- (Continued)
   PPB Group Berhad.........................................    45,340     $   250,553
   Press Metal Berhad.......................................    15,200          10,582
   Proton Holdings Berhad...................................    52,800          95,443
   Public Bank Berhad Foreign Market Shares.................     8,700          39,281
   RCE Capital Berhad.......................................   287,000          44,946
   RHB Capital Berhad.......................................    89,503         217,529
   SapuraCrest Petroleum Berhad.............................    99,700         166,843
   Sarawak Oil Palms Berhad.................................    13,800          30,843
  *Scomi Group Berhad.......................................   335,900          28,810
   Selangor Properties Berhad...............................    24,800          29,367
   Shell Refining Co. Federation of Malaysia Berhad.........    25,800          87,587
   Sime Darby Berhad........................................    29,200          93,838
   Star Publications (Malaysia) Berhad......................    37,200          39,259
  *Sunway Berhad............................................   164,850         130,545
   Supermax Corp. Berhad....................................    47,800          29,809
   Ta Ann Holdings Berhad...................................    33,984          72,982
   TA Enterprise Berhad.....................................   253,700          47,252
   TA Global Berhad.........................................   152,220          14,304
   Tan Chong Motor Holdings Berhad..........................   100,000         149,505
   TDM Berhad...............................................    14,600          22,719
  *Tebrau Teguh Berhad......................................    87,200          21,401
   Telekom Malaysia Berhad..................................    96,800         171,838
   Tenaga Nasional Berhad...................................    46,850          99,469
  *Time Dotcom Berhad.......................................   363,300          84,933
   Top Glove Corp. Berhad...................................    77,200         119,243
   Tradewinds (Malaysia) Berhad.............................    34,700         112,020
   TSH Resources Berhad.....................................   109,400          88,487
  *UEM Land Holdings Berhad.................................   199,858         132,389
   UMW Holdings Berhad......................................    82,300         213,240
   Unico-Desa Plantations Berhad............................   147,900          58,695
   Unisem (Malaysia) Berhad.................................   147,200          69,335
  *United Plantations Berhad................................    11,300          96,774
   Wah Seong Corp. Berhad...................................    52,433          35,084
   WCT Berhad...............................................   101,400          78,470
   WTK Holdings Berhad......................................    72,500          34,373
   YNH Property Berhad......................................    99,848          66,262
   YTL Corp. Berhad.........................................   647,928         346,507
   YTL Power International Berhad...........................   141,700          80,378
   Zhulian Corp Berhad......................................    45,600          29,777
                                                                           -----------
TOTAL MALAYSIA..............................................                11,213,472
                                                                           -----------
MEXICO -- (1.2%)
   Alfa S.A.B. de C.V. Series A.............................    58,881         842,355
   Alsea de Mexico S.A.B. de C.V............................   102,947         141,389
   America Movil S.A.B. de C.V. Series L....................    60,900          81,350
   America Movil S.A.B. de C.V. Series L ADR................    23,684         631,179
   Arca Continental S.A.B. de C.V...........................   136,212         692,879
  *Axtel S.A.B. de C.V......................................    76,200          20,767
   Bolsa Mexicana de Valores S.A. de C.V....................    43,471          86,869
  *Cementos de Mexico S.A.B de C.V. Series B................ 1,725,887       1,248,113
  *Cemex S.A.B. de C.V. Sponsored ADR.......................    37,888         273,932
   Cia Minera Autlan S.A.B. de C.V. Series B................    13,400          13,548
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.............     2,300         243,685
   Compartamos S.A.B. de C.V................................   106,000         128,981
   Consorcio ARA S.A.B. de C.V. Series *....................   147,200          46,897
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B..    82,804         175,640
  *Corporacion GEO S.A.B. de C.V. Series B..................   105,000         139,855
   Corporacion Moctezuma S.A.B. de C.V. Series *............    73,800         172,801
  *Desarrolladora Homex S.A.B. de C.V.......................    28,600          79,942
  *Desarrolladora Homex S.A.B. de C.V. ADR..................     2,200          36,982
   El Puerto de Liverpool S.A.B. de C.V. Series C-1.........     5,518          44,009

                                     1177

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
MEXICO -- (Continued)
  *Empresas ICA S.A.B. de C.V...............................  84,759     $   153,759
  *Empresas ICA S.A.B. de C.V. Sponsored ADR................  16,200         117,126
  *Financiera Independencia S.A.B. de C.V...................  32,800          13,094
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..  21,098       1,714,423
  *Genomma Lab Internacional S.A.B. de C.V. Series B........  39,010          68,880
  *Gruma S.A.B. de C.V. ADR.................................     500           5,455
  *Gruma S.A.B. de C.V. Series B............................  44,100         120,221
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......  34,200          69,655
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......   9,030         349,551
  *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......   5,100         417,741
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B..   2,400          19,632
   Grupo Carso S.A.B. de C.V. Series A-1....................  97,100         327,991
  *Grupo Cementos de Chihuahua S.A.B. de C.V................   1,100           3,742
  *Grupo Comercial Chedraui S.A. de C.V.....................     400           1,040
   Grupo Elektra S.A. de C.V................................   1,790         109,879
  *Grupo Famsa S.A.B. de C.V. Series A......................  51,200          38,009
   Grupo Financiero Banorte S.A.B. de C.V. Series O......... 190,565         921,668
   Grupo Financiero Inbursa S.A.B. de C.V. Series O......... 219,640         483,088
   Grupo Herdez S.A.B. de C.V. Series *.....................  69,100         152,778
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1......... 157,200         375,080
  *Grupo Lamosa S.A.B. de C.V...............................  33,900          38,270
   Grupo Mexico S.A.B. de C.V. Series B..................... 251,893         776,219
   Grupo Modelo S.A.B. de C.V. Series C.....................  34,392         244,726
  *Grupo Simec S.A. de C.V. Series B........................  20,200          62,604
   Grupo Televisa S.A.B.....................................   1,100           4,826
   Grupo Televisa S.A.B. Sponsored ADR......................  18,732         411,542
  *Impulsora del Desarrollo y El Empleo en America Latina
     S.A.B. de C.V.......................................... 117,000         220,959
   Industrias Bachoco S.A.B. de C.V. Series B...............   1,422           2,451
  *Industrias CH S.A.B. de C.V. Series B....................  33,900         153,808
   Industrias Penoles S.A.B. de C.V.........................   6,385         299,154
  *Inmuebles Carso S.A.B. de C.V. Series B-1................  86,291          76,514
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.........  68,400         139,573
  *Megacable Holdings S.A.B. de C.V.........................  52,000         112,575
   Mexichem S.A.B. de C.V. Series *......................... 113,179         421,838
  *Minera Frisco S.A.B. de C.V. Series A-1..................  78,700         340,636
  *Organizacion Soriana S.A.B. de C.V. Series B............. 165,290         469,757
  *Promotora y Operadora de Infraestructura S.A.B de C.V....  18,900          92,266
   Qualitas Cia de Seguros S.A. de C.V......................  36,600          40,461
  *TV Azteca S.A.B. de C.V.................................. 261,900         171,102
  *Urbi Desarrollos Urbanos S.A.B. de C.V...................  84,222          88,516
   Wal-Mart de Mexico S.A.B. de C.V. Series V...............  45,200         129,257
                                                                         -----------
TOTAL MEXICO................................................              14,861,039
                                                                         -----------
NETHERLANDS -- (1.7%)
   Aalberts Industries NV...................................  15,225         292,189
   Accell Group NV..........................................   2,458          49,495
  *Aegon NV................................................. 147,467         685,954
  *Aegon NV ADR.............................................  74,494         349,377
  *AFC Ajax NV..............................................     546           5,199
   Akzo Nobel NV............................................  30,014       1,609,669
   Akzo Nobel NV Sponsored ADR..............................   1,500          26,895
  *AMG Advanced Metallurgical Group NV......................   5,989          61,018
   Amsterdam Commodities NV.................................   3,226          54,547
   APERAM NV................................................   2,406          40,755
   Arcadis NV...............................................   7,315         169,519
   ArcelorMittal NV.........................................  11,420         198,387
   ArcelorMittal NV ADR.....................................  49,500         857,835
   ASM International NV.....................................   7,329         259,461
   ASML Holding NV ADR......................................  12,550         639,924
   BE Semiconductor Industries NV...........................   7,962          63,539
   Beter Bed Holding NV.....................................   1,215          24,769

                                     1178

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
NETHERLANDS -- (Continued)
  *BinckBank NV.............................................   9,871     $    93,517
   Brunel International NV..................................   1,737          81,412
   CSM NV...................................................  10,062         142,032
   Delta Lloyd NV...........................................  23,543         397,059
   Exact Holding NV.........................................   1,884          45,301
   Fugro NV.................................................   9,627         703,764
  *Grontmij NV..............................................   3,855          26,572
   Heijmans NV..............................................   3,163          31,084
   Heineken NV..............................................   5,424         296,873
   Hunter Douglas NV........................................     788          33,861
   Imtech NV................................................  10,858         307,043
  *ING Groep NV.............................................     213           1,503
  *ING Groep NV Sponsored ADR............................... 263,004       1,856,808
  *Kardan NV................................................   6,911          10,554
   KAS Bank NV..............................................   3,541          38,652
   Kendrion NV..............................................   1,972          47,403
   Koninklijke Ahold NV.....................................  71,210         903,826
   Koninklijke Ahold NV ADR.................................     400           5,100
   Koninklijke Bam Groep NV.................................  51,347         182,789
   Koninklijke Boskalis Westminster NV......................  12,693         463,652
   Koninklijke DSM NV.......................................  18,525       1,063,053
   Koninklijke KPN NV.......................................  24,910         223,638
   Koninklijke Philips Electronics NV.......................  67,198       1,337,268
   Koninklijke Ten Cate NV..................................   6,634         202,548
   Koninklijke Vopak NV.....................................   6,788         437,795
   Koninklijke Wessanen NV..................................  23,246          69,463
  *LBi International NV.....................................   1,984           7,006
   Macintosh Retail Group NV................................     861          10,673
   Mediq NV.................................................  12,057         159,956
   Nutreco NV...............................................   6,786         493,187
  *Ordina NV................................................  14,194          16,841
   Philips Electronics NV ADR...............................  64,725       1,293,853
   PostNL NV................................................  37,839         164,657
   Randstad Holdings NV.....................................  20,922         724,815
   Reed Elsevier NV.........................................   4,918          58,037
   Reed Elsevier NV ADR.....................................   4,200          98,994
   SBM Offshore NV..........................................  30,320         551,917
   Sligro Food Group NV.....................................   3,036          92,243
  *SNS REAAL Groep NV.......................................  38,309          75,714
   Telegraaf Media Groep NV.................................   4,962          61,085
   TKH Group NV.............................................   5,947         156,998
   TNT Express NV...........................................  70,928         861,511
  *TomTom NV................................................  29,467         146,958
   Unilever NV..............................................   2,976         101,941
   Unilever NV ADR..........................................  11,120         381,972
   Unit 4 NV................................................   4,818         140,802
   USG People NV............................................  14,586         137,991
  *Wavin NV.................................................   6,848          95,186
   Wolters Kluwer NV........................................  20,024         346,162
  *Xeikon NV................................................   4,099          15,664
                                                                         -----------
TOTAL NETHERLANDS...........................................              20,585,265
                                                                         -----------
NEW ZEALAND -- (0.2%)
   Air New Zealand, Ltd.....................................  58,896          42,819
   Auckland International Airport, Ltd...................... 160,227         330,975
  *Chorus, Ltd. ADR.........................................   2,187          30,574
   Contact Energy, Ltd......................................  67,330         266,686
  *Fisher & Paykel Appliances Holdings, Ltd.................  88,382          38,856
   Fisher & Paykel Healthcare Corp., Ltd....................  40,070          72,702
   Fletcher Building, Ltd...................................  65,360         333,441
   Fletcher Building, Ltd...................................  12,299          62,601

                                     1179

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
NEW ZEALAND -- (Continued)
   Freightways, Ltd.........................................   8,295     $   28,106
   Infratil, Ltd............................................  73,154        113,240
   Mainfreight, Ltd.........................................  14,201        114,206
   New Zealand Oil & Gas, Ltd...............................  58,704         36,899
   New Zealand Refining Co., Ltd............................   6,367         14,922
   Nuplex Industries, Ltd...................................  35,972         78,705
   Port of Tauranga, Ltd....................................  20,130        189,195
  *Pyne Gould Guinness, Ltd.................................   8,757          2,788
  *Rakon, Ltd...............................................  12,355          4,839
   Ryman Healthcare, Ltd....................................  48,303        125,060
   Sanford, Ltd.............................................  12,229         39,919
   Sky Network Television, Ltd..............................  17,716         78,958
   SKYCITY Entertainment Group, Ltd.........................  46,065        144,555
   Telecom Corp. of New Zealand, Ltd. Sponsored ADR.........  10,939        117,922
   Tower, Ltd...............................................  55,588         74,922
   TrustPower, Ltd..........................................  13,045         78,448
   Vector, Ltd..............................................  28,655         61,792
   Warehouse Group, Ltd.....................................  19,445         42,331
                                                                         ----------
TOTAL NEW ZEALAND...........................................              2,525,461
                                                                         ----------
NORWAY -- (0.8%)
   ABG Sundal Collier Holding ASA...........................  41,234         31,943
   Acta Holding ASA......................................... 104,861         23,087
   Aker ASA Series A........................................   4,270        139,644
   Aker Kvaerner ASA........................................  17,200        292,921
  *Aktiv Kapital ASA........................................   5,796         30,471
  *Algeta ASA...............................................     999         23,627
  *Archer, Ltd..............................................  31,543         65,972
   Atea ASA.................................................  11,808        125,796
   Austevoll Seafood ASA....................................  19,409         71,133
   Bonheur ASA..............................................   2,238         50,289
   BW Offshore, Ltd.........................................  80,495        111,812
   BWG Homes ASA............................................  13,773         28,041
   Cermaq ASA...............................................  11,307        154,510
  *Copeinca ASA.............................................   2,400         14,712
  *Deep Sea Supply P.L.C....................................  23,563         51,614
  *Det Norske Oljeselskap ASA...............................   4,455         64,110
  #DNB ASA..................................................  56,056        604,194
  *DNO International ASA.................................... 107,000        169,907
  *Dockwise, Ltd............................................   2,027         40,275
  *DOF ASA..................................................   9,400         65,619
   Ekornes ASA..............................................   2,800         46,052
  *Electromagnetic GeoServices ASA..........................  22,157         70,030
  *Eltek ASA................................................  90,615         60,537
  *EVRY ASA.................................................   1,921          4,342
   Farstad Shipping ASA.....................................   1,232         36,617
   Fred Olsen Energy ASA....................................   2,982        123,874
 #*Frontline, Ltd...........................................   5,865         38,925
   Ganger Rolf ASA..........................................   2,919         59,513
   Golar LNG, Ltd. (7139695)................................     500         18,487
   Golar LNG, Ltd. (G9456A100)..............................   2,507         92,709
   Golden Ocean Group, Ltd..................................  57,922         52,490
  *Hurtigruten ASA..........................................  45,655         32,943
  *Kongsberg Automotive Holding ASA......................... 118,714         41,454
   Kongsberg Gruppen ASA....................................   2,160         41,706
  *Kvaerner ASA.............................................  42,055        124,365
  *Leroey Seafood Group ASA.................................   3,689         57,927
   Marine Harvest ASA....................................... 514,096        263,851
   Nordic Semiconductor ASA.................................  18,887         65,361
   Norsk Hydro ASA.......................................... 113,626        554,065
   Norsk Hydro ASA Sponsored ADR............................     800          3,872

                                     1180

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
NORWAY -- (Continued)
 #*Norske Skogindustrier ASA Series A.......................    49,653     $    49,635
   Northern Offshore, Ltd...................................    17,133          34,885
 #*Norwegian Air Shuttle ASA................................     5,579          94,238
  *Norwegian Energy Co. ASA.................................    35,128          44,152
   Odfjell ASA Series A.....................................     2,716          16,472
  *Opera Software ASA.......................................     7,998          51,684
   Orkla ASA................................................   103,271         758,476
  *Petroleum Geo-Services ASA...............................    33,287         503,558
  *Pronova BioPharma ASA....................................    46,894          58,738
   Prosafe ASA..............................................     7,400          57,814
  *Q-Free ASA...............................................     7,768          35,157
  *Renewable Energy Corp. ASA...............................    58,378          33,354
   Salmar ASA...............................................       302           1,581
   Schibsted ASA............................................     3,700         141,256
   SeaDrill, Ltd............................................    11,860         459,836
  *Siem Offshore, Inc. ASA..................................    52,788          99,639
   Solstad Offshore ASA.....................................       399           7,504
  *Songa Offshore SE........................................    32,356         111,549
   SpareBanken 1 SMN........................................    21,487         132,924
   Statoil ASA..............................................     3,700          99,280
   Statoil ASA Sponsored ADR................................    36,398         979,470
  *Statoil Fuel & Retail ASA................................    13,897         124,529
   Stolt-Nielsen, Ltd.......................................     1,776          31,756
   Storebrand ASA...........................................    60,569         272,287
  *Subsea 7 SA..............................................    26,719         691,994
   Telenor ASA..............................................    17,451         320,774
   TGS Nopec Geophysical Co. ASA............................     4,512         130,995
  #Tomra Systems ASA........................................    16,200         126,442
  *TTS Marine ASA...........................................       631           1,962
   Veidekke ASA.............................................     6,564          55,216
   Wilh Wilhelmsen Holding ASA..............................     4,070         103,342
   Yara International ASA...................................    13,713         672,213
                                                                           -----------
TOTAL NORWAY................................................                10,251,509
                                                                           -----------
PERU -- (0.1%)
   Cia de Minas Buenaventura S.A. ADR.......................     1,800          74,286
   Credicorp, Ltd...........................................     5,210         682,041
                                                                           -----------
TOTAL PERU..................................................                   756,327
                                                                           -----------
PHILIPPINES -- (0.4%)
   Aboitiz Equity Ventures, Inc.............................    96,000         115,647
   Aboitiz Power Corp.......................................   270,000         216,963
   Alliance Global Group, Inc...............................   954,600         278,181
  *Atlas Consolidated Mining & Development Corp.............    82,100          37,705
   Ayala Corp. Series A.....................................    38,240         388,656
   Ayala Land, Inc..........................................   354,100         179,130
   Bank of the Philippine Islands...........................   188,703         328,320
   BDO Unibank, Inc.........................................   167,050         261,209
  *Belle Corp...............................................   565,000          64,588
  *Cebu Air, Inc............................................    39,000          64,472
   China Banking Corp.......................................     6,188          76,107
  *DMCI Holdings, Inc.......................................    55,200          77,741
   Energy Development Corp..................................   404,000          56,310
  *Filinvest Development Corp...............................   158,466          18,203
   Filinvest Land, Inc...................................... 3,564,000         113,830
  *First Gen Corp...........................................   222,800          74,456
   First Philippines Holdings Corp..........................    75,400         114,066
   Globe Telecom, Inc.......................................     4,040         107,249
  *International Container Terminal Services, Inc...........    73,260         117,553
   Jollibee Foods Corp......................................    30,800          81,634
   Lopez Holdings Corp......................................   511,000          69,318

                                     1181

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CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
PHILIPPINES -- (Continued)
   Manila Electric Co.......................................    11,290     $   70,304
   Manila Water Co., Inc....................................   100,000         58,485
   Megaworld Corp........................................... 1,959,000        100,178
   Metro Bank & Trust Co....................................   185,075        398,977
   Metro Pacific Investments Corp........................... 1,038,000        110,009
  *Pepsi-Cola Products Philippines, Inc.....................    80,000          5,330
   Philippine Long Distance Telephone Co. Sponsored ADR.....     1,000         60,720
  *Philippine National Bank.................................    48,400         86,004
   Rizal Commercial Banking Corp............................    71,000         73,675
   Robinson's Land Corp. Series B...........................   315,000        128,783
  *Rockwell Land............................................     5,757          1,470
   San Miguel Corp..........................................    50,790        134,962
   Security Bank Corp.......................................    86,520        291,954
   Semirara Mining Corp.....................................    11,880         70,620
   SM Development Corp......................................   350,300         58,038
   SM Investments Corp......................................     8,040        132,567
   SM Prime Holdings, Inc...................................   339,400        134,091
   Southeast Asia Cement Holdings, Inc...................... 1,009,000         41,963
   Union Bank of Philippines................................    42,900        108,416
   Universal Robina Corp....................................   140,000        215,100
   Vista Land & Lifescapes, Inc.............................   458,000         47,118
                                                                           ----------
TOTAL PHILIPPINES...........................................                5,170,102
                                                                           ----------
POLAND -- (0.4%)
   Agora SA.................................................     9,107         34,376
  *AmRest Holdings SE.......................................     2,020         44,891
   Asseco Poland SA.........................................    17,255        256,860
   Bank Handlowy w Warszawie SA.............................     5,363        129,013
   Bank Millennium SA.......................................    87,752        115,420
   Bank Pekao SA............................................     1,980         93,432
  *Bioton SA................................................   980,519         24,819
  *Boryszew SA..............................................   214,660         47,755
  *BRE Bank SA..............................................     1,468        134,606
   Budimex SA...............................................     1,885         47,404
  *Ciech SA.................................................    10,050         54,841
  *Cyfrowy Polsat SA........................................     6,007         26,519
  *Dom Maklerski IDM SA.....................................    40,000         23,997
  *Echo Investment SA.......................................    73,042         90,005
   Emperia Holding SA.......................................     2,574         89,185
   Enea SA..................................................    17,336         91,539
   Eurocash SA..............................................    12,021        146,747
  *Farmacol SA..............................................     2,588         17,463
  *Get Bank SA..............................................   196,982        118,690
  *Getin Holding SA.........................................    67,301         48,886
   Grupa Kety SA............................................     1,179         44,735
  *Grupa Lotos SA...........................................    12,797        114,999
   Impexmetal SA............................................    16,373         20,529
   ING Bank Slaski SA.......................................     3,600         92,391
  *Inter Cars SA............................................     1,521         48,223
  *Kernel Holding SA........................................     6,469        142,738
   KGHM Polska Miedz SA.....................................     8,960        396,183
  *Kopex SA.................................................     7,393         45,141
   Kredyt Bank SA...........................................     3,810         16,458
  *LC Corp. SA..............................................    51,834         24,021
  *LPP SA...................................................        54         48,682
  *Lubelski Wegiel Bogdanka SA..............................     4,305        173,550
  *Netia Holdings SA........................................    79,898        153,091
   NG2 SA...................................................     1,963         36,070
  *Orbis SA.................................................     4,643         56,308
   PBG SA...................................................       323          2,602
   Pelion SA................................................     1,918         18,256

                                     1182

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
POLAND -- (Continued)
  *Petrolinvest SA..........................................  12,525     $    7,500
   PGE SA...................................................  53,374        319,480
   Polimex-Mostostal SA..................................... 147,517         47,766
  *Polski Koncern Naftowy Orlen SA..........................  41,701        486,503
   Polskie Gornictwo Naftowe I Gazownictwo SA...............  73,242         94,860
   Powszechna Kasa Oszczednosci Bank Polski SA..............   9,285         99,586
  *Powszechny Zaklad Ubezpieczen SA.........................     934         94,506
  *Rovese SA................................................  22,410         29,893
  *Sygnity SA...............................................   4,962         35,389
   Synthos SA............................................... 105,358        203,617
   Telekomunikacja Polska SA................................  26,123        136,604
   TVN SA...................................................   5,494         16,716
   Zaklady Azotowe Pulawy SA................................   1,298         39,526
  *Zaklady Azotowe w Tarnowie-Moscicach SA..................   9,993        107,022
                                                                         ----------
TOTAL POLAND................................................              4,789,393
                                                                         ----------
PORTUGAL -- (0.3%)
   Altri SGPS SA............................................  25,236         36,380
 #*Banco BPI SA.............................................  63,549         33,874
 #*Banco Comercial Portugues SA............................. 589,005         82,677
  #Banco Espirito Santo SA.................................. 112,555         95,349
  *Banco Espirito Santo SA I-12 Shares...................... 196,966        166,863
  *Banif SGPS SA............................................  16,816          3,783
  *Brisa SA.................................................  20,337         71,251
   Cimpor Cimentos de Portugal SA...........................  36,874        269,748
  *EDP Renovaveis SA........................................  46,785        199,398
   Energias de Portugal SA..................................  69,026        197,393
   Galp Energia SGPS SA Series B............................  17,799        280,213
  *Jeronimo Martins SGPS SA.................................  17,915        335,269
   Mota-Engil SGPS SA.......................................  17,204         28,336
  *Portucel-Empresa Produtora de Pasta de Papel SA..........  45,738        116,003
  *Portugal Telecom SA...................................... 134,073        721,462
   Redes Energeticas Nacionais SA...........................  24,717         65,360
  *Sociedade de Investimento e Gestao SGPS SA...............  14,845        106,751
  *Sonae Industria SGPS SA..................................  24,422         18,841
   Sonae SGPS SA............................................ 204,541        111,011
   Sonaecom SGPS SA.........................................  28,627         45,944
   Teixeira Duarte SA.......................................  10,538          2,926
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................  21,828         73,662
                                                                         ----------
TOTAL PORTUGAL..............................................              3,062,494
                                                                         ----------
RUSSIA -- (0.7%)
   Eurasia Drilling Co., Ltd. GDR...........................   2,133         60,980
   Federal Hydrogenerating Co. ADR.......................... 213,796        743,874
   Gazprom OAO Sponsored ADR................................ 327,309      3,790,913
   Gazpromneft JSC Sponsored ADR............................   9,429        233,564
   Globaltrans Investment P.L.C. Sponsored GDR..............   6,179        121,025
  *Integra Group Holdings GDR...............................  20,403         41,516
   Lukoil OAO Sponsored ADR.................................  20,327      1,250,542
  *Magnitogorsk Iron & Steel Works Sponsored GDR............  23,119        122,668
  *Mechel Sponsored ADR.....................................  26,792        232,822
   MMC Norilsk Nickel JSC ADR...............................   6,501        115,651
   Novolipetsk Steel OJSC GDR...............................   1,400         30,395
  *PIK Group GDR............................................  13,885         32,073
  *Polymetal International P.L.C............................   4,300         63,824
   Rosneft Oil Co. GDR......................................  22,100        158,247
   Severstal OAO GDR........................................  16,400        223,075
   Surgutneftegas Sponsored ADR.............................  54,700        547,889
   Tatneft Sponsored ADR....................................  19,500        723,828
   TMK OAO GDR..............................................   5,886         79,104
   Uralkali OJSC GDR........................................   5,600        211,906

                                     1183

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
RUSSIA -- (Continued)
   VimpelCom, Ltd. Sponsored ADR............................   8,972     $   91,425
   VTB Bank OJSC GDR........................................  10,880         45,628
  *X5 Retail Group NV GDR...................................   1,681         42,529
                                                                         ----------
TOTAL RUSSIA................................................              8,963,478
                                                                         ----------
SINGAPORE -- (1.2%)
  *Abterra, Ltd.............................................  32,000         13,992
   Asia Pacific Breweries, Ltd..............................   2,000         54,554
   ASL Marine Holdings, Ltd.................................  32,200         16,491
   AusGroup, Ltd............................................  64,000         17,472
   Banyan Tree Holdings, Ltd................................  54,000         27,855
   Beng Kuang Marine, Ltd...................................  99,000         11,595
  *Biosensors International Group, Ltd......................  60,000         64,553
   Bonvests Holdings, Ltd...................................  22,000         17,058
   Boustead Singapore, Ltd..................................  50,000         35,100
   Breadtalk Group, Ltd.....................................  27,000         12,047
   Bukit Sembawang Estates, Ltd.............................  19,000         72,031
  *Bund Center Investment, Ltd.............................. 259,000         41,521
   CapitaLand, Ltd.......................................... 274,500        648,830
   Cerebos Pacific, Ltd.....................................  10,000         47,387
   CH Offshore, Ltd.........................................  60,000         22,831
   China Aviation Oil Singapore Corp., Ltd..................  28,000         25,607
   China Merchants Holdings Pacific, Ltd....................   4,000          2,306
   China Sunsine Chemical Holdings, Ltd.....................  30,000          6,169
   China XLX Fertiliser, Ltd................................  83,000         21,352
   Chip Eng Seng Corp., Ltd.................................  79,000         31,204
   City Developments, Ltd...................................  57,000        465,634
   ComfortDelGro Corp., Ltd................................. 118,000        145,670
   Cosco Corp Singapore, Ltd................................ 146,000        121,406
   CSC Holdings, Ltd........................................  97,000          9,181
   CSE Global, Ltd..........................................  59,000         35,353
   CWT, Ltd.................................................  40,000         39,397
   DBS Group Holdings, Ltd.................................. 103,085      1,158,093
  *Delong Holdings, Ltd.....................................   9,000          2,186
   Eu Yan Sang International, Ltd...........................   3,000          1,643
  #Ezion Holdings, Ltd...................................... 107,000         74,915
  *Ezra Holdings, Ltd....................................... 185,200        150,461
   F.J. Benjamin Holdings, Ltd..............................  34,000          9,330
   First Resources, Ltd..................................... 104,000        157,543
   Fragrance Group, Ltd.....................................  73,000         23,480
   Fraser & Neave, Ltd...................................... 125,000        709,399
  *Gallant Venture, Ltd..................................... 119,000         27,237
  *Genting Singapore P.L.C..................................  35,000         48,768
  *GMG Global, Ltd.......................................... 386,000         43,172
   Golden Agri-Resources, Ltd............................... 877,000        519,132
   Goodpack, Ltd............................................  40,000         51,998
   Great Eastern Holdings, Ltd..............................   2,000         21,754
  #GuocoLand, Ltd...........................................  69,666         97,931
   GuocoLeisure, Ltd........................................  75,000         35,932
   Guthrie GTS, Ltd.........................................  82,000         42,909
  *Healthway Medical Corp., Ltd.............................  74,000          5,357
   Hi-P International, Ltd.................................. 139,000         99,938
   Ho Bee Investment, Ltd................................... 102,000        113,466
  *Hong Fok Corp., Ltd...................................... 109,200         37,808
   Hong Leong Asia, Ltd.....................................  42,000         62,064
   Hongkong Land Holdings, Ltd..............................  19,000        117,630
   Hotel Grand Central, Ltd.................................  31,677         21,679
   Hotel Properties, Ltd....................................  36,000         56,547
   HTL International Holdings, Ltd..........................  66,000         19,409
  #Hyflux, Ltd.............................................. 103,000        119,117
  *Indofood Agri Resources, Ltd............................. 107,000        122,620

                                     1184

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
SINGAPORE -- (Continued)
   InnoTek, Ltd.............................................  46,000     $ 18,506
   Jardine Cycle & Carriage, Ltd............................   3,000      113,953
  *Jaya Holdings, Ltd.......................................  54,000       24,720
  *JES International Holdings, Ltd.......................... 171,000       23,916
   K1 Ventures, Ltd.........................................  42,000        3,243
   Keppel Corp., Ltd........................................  33,000      293,526
  *Keppel Land, Ltd......................................... 148,000      376,810
   Keppel Telecommunications & Transportation, Ltd..........  10,000        9,265
  *K-Green Trust, Ltd.......................................  40,000       31,816
   Lee Kim Tah Holdings, Ltd................................  18,000       10,161
  *LionGold Corp., Ltd......................................  47,000       39,095
   M1, Ltd..................................................  31,000       61,019
  *Manhattan Resources, Ltd.................................  32,000       21,672
   Marco Polo Marine, Ltd...................................  72,000       21,149
   Midas Holdings, Ltd...................................... 187,000       54,800
   Neptune Orient Lines, Ltd................................ 170,000      168,868
  *Noble Group, Ltd......................................... 310,000      294,225
   Novo Group, Ltd..........................................  31,750        4,849
   NSL, Ltd.................................................  12,000       14,730
  *Oceanus Group, Ltd....................................... 231,000       14,648
   OKP Holdings, Ltd........................................  71,000       34,903
   Olam International, Ltd.................................. 125,000      228,088
   Orchard Parade Holdings, Ltd.............................  32,000       45,209
   OSIM International, Ltd..................................  49,000       47,705
   Otto Marine, Ltd......................................... 160,500       13,563
   Oversea-Chinese Banking Corp., Ltd....................... 102,296      738,729
 #*Overseas Union Enterprise, Ltd...........................  63,000      119,398
   Pan Pacific Hotels Group, Ltd............................  49,000       70,082
   Petra Foods, Ltd.........................................   3,000        5,985
   QAF, Ltd.................................................   9,000        5,258
   Raffles Education Corp., Ltd............................. 116,975       39,494
   Raffles Medical Group, Ltd...............................  12,000       22,381
   Rotary Engineering, Ltd..................................  55,000       28,593
  *S I2I, Ltd............................................... 468,000       12,819
   Sakari Resources, Ltd....................................  34,000       53,787
   SATS, Ltd................................................  79,870      168,153
   SBS Transit, Ltd.........................................  11,500       15,702
   SC Global Developments, Ltd..............................  41,000       34,844
   SembCorp Industries, Ltd.................................  65,000      264,024
  #SembCorp Marine, Ltd.....................................  16,000       65,467
   SIA Engineering Co., Ltd.................................  10,000       31,782
   Sim Lian Group, Ltd......................................  25,000       12,313
  *Sinarmas Land, Ltd....................................... 259,000       65,477
   Singapore Airlines, Ltd..................................  65,000      560,668
   Singapore Exchange, Ltd..................................  18,000       97,047
   Singapore Land, Ltd......................................  29,000      139,070
   Singapore Post, Ltd......................................  83,000       68,042
   Singapore Press Holdings, Ltd............................  46,000      147,378
   Singapore Technologies Engineering, Ltd..................  34,000       82,568
   Singapore Telecommunications, Ltd........................ 209,000      525,734
   Sinostar PEC Holdings, Ltd...............................  23,000        3,063
   SMRT Corp., Ltd..........................................  69,000       93,552
   Sound Global, Ltd........................................  64,000       27,249
   Stamford Land Corp., Ltd.................................  86,000       38,100
   StarHub, Ltd.............................................  22,000       56,663
  *STX OSV Holdings, Ltd....................................  29,000       37,278
   Sunningdale Tech, Ltd....................................  65,000        6,591
  *Sunvic Chemical Holdings, Ltd............................  69,000       18,879
   Super Group, Ltd.........................................  83,000      127,291
  *Swiber Holdings, Ltd.....................................  48,000       22,571
   Tat Hong Holdings, Ltd...................................  53,000       45,076

                                     1185

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
SINGAPORE -- (Continued)
  *Tiger Airways Holdings, Ltd..............................  48,000     $    27,058
  *Transcu Group, Ltd....................................... 108,000           4,364
   Tuan Sing Holdings, Ltd..................................  61,000          14,221
   UMS Holdings, Ltd........................................  56,000          18,702
   United Engineers, Ltd....................................  33,000          66,767
   United Envirotech, Ltd...................................  26,000           7,342
   United Industrial Corp., Ltd............................. 113,000         252,737
   United Overseas Bank, Ltd................................  70,190       1,089,025
   UOB-Kay Hian Holdings, Ltd...............................  68,000          94,083
   UOL Group, Ltd...........................................  87,000         317,059
   Venture Corp., Ltd.......................................  48,000         332,477
   WBL Corp., Ltd...........................................  16,000          44,220
   Wee Hur Holdings, Ltd.................................... 112,500          25,869
   Wheelock Properties, Ltd.................................  40,000          55,730
   Wilmar International, Ltd................................  76,000         297,562
   Wing Tai Holdings, Ltd...................................  98,000          93,510
   Yongnam Holdings, Ltd.................................... 333,000          67,038
                                                                         -----------
TOTAL SINGAPORE.............................................              14,587,425
                                                                         -----------
SOUTH AFRICA -- (2.0%)
   ABSA Group, Ltd..........................................  32,573         663,187
   Acucap Properties, Ltd...................................  12,314          63,902
   Adcock Ingram Holdings, Ltd..............................  22,992         180,845
   Adcorp Holdings, Ltd.....................................  10,635          37,000
   Advtech, Ltd.............................................  35,787          29,062
   Aeci, Ltd................................................  21,114         241,864
   Afgri, Ltd............................................... 106,485          82,213
   African Bank Investments, Ltd............................ 115,048         577,320
   African Oxygen, Ltd......................................  18,017          44,343
   African Rainbow Minerals, Ltd............................  11,320         261,151
   Allied Electronics Corp., Ltd............................   8,984          28,675
   Allied Technologies, Ltd.................................   9,221          65,039
   Anglo American Platinum Corp., Ltd.......................   2,225         144,567
   AngloGold Ashanti, Ltd...................................   2,804          96,551
   AngloGold Ashanti, Ltd. Sponsored ADR....................   6,511         223,848
   ArcelorMittal South Africa, Ltd..........................  37,213         281,995
   Aspen Pharmacare Holdings, Ltd...........................  16,002         258,864
   Assore, Ltd..............................................   3,267         111,162
   Astral Foods, Ltd........................................   6,105          96,772
   Aveng, Ltd...............................................  73,469         374,502
   AVI, Ltd.................................................  29,073         179,564
   Avusa, Ltd...............................................   4,146          10,828
   Barloworld, Ltd..........................................  45,590         568,171
   Basil Read Holdings, Ltd.................................  24,073          47,054
   Bidvest Group, Ltd.......................................  11,519         273,609
   Blue Label Telecoms, Ltd.................................  41,700          36,507
  *Brait SE.................................................  67,086         210,288
   Business Connexion Group, Ltd............................  66,747          40,382
   Capitec Bank Holdings, Ltd...............................   7,589         216,756
   Cashbuild, Ltd...........................................   3,287          55,393
   Caxton & CTP Publishers & Printers, Ltd..................   3,193           6,058
   Cipla Medpro South Africa, Ltd...........................  86,343          81,193
   City Lodge Hotels, Ltd...................................   2,425          26,583
   Clicks Group, Ltd........................................  22,044         132,911
   Coronation Fund Managers, Ltd............................  19,518          73,450
   Data Tec, Ltd............................................  38,696         227,095
   Discovery Holdings, Ltd..................................  34,939         231,155
   Distell Group, Ltd.......................................   1,845          20,172
  *Distribution & Warehousing Network, Ltd..................  53,514          42,308
   DRDGOLD, Ltd.............................................  84,168          57,307
   EOH Holdings, Ltd........................................   5,308          22,408

                                     1186

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CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
SOUTH AFRICA -- (Continued)
   Eqstra Holdings, Ltd.....................................  14,728     $   13,610
  *Evraz Highveld Steel & Vanadium, Ltd.....................   4,215         16,978
   Exxaro Resources, Ltd....................................  11,753        313,484
   Famous Brands, Ltd.......................................   2,617         18,027
   FirstRand, Ltd........................................... 162,126        527,332
   Foschini Group, Ltd. (The)...............................  24,805        410,999
   Gold Fields, Ltd.........................................   4,836         62,197
   Gold Fields, Ltd. Sponsored ADR..........................  75,900        976,833
   Grindrod, Ltd............................................  95,751        191,676
   Group Five, Ltd..........................................  29,546        111,873
   Growthpoint Properties, Ltd.............................. 106,596        284,719
   Harmony Gold Mining Co., Ltd.............................   5,445         53,527
   Harmony Gold Mining Co., Ltd. Sponsored ADR..............  57,610        558,817
   Hudaco Industries, Ltd...................................   4,292         59,238
  *Hulamin, Ltd.............................................   9,590          8,720
   Iliad Africa, Ltd........................................   2,000          1,411
   Illovo Sugar, Ltd........................................  35,655        115,344
   Impala Platinum Holdings, Ltd............................  41,859        798,766
   Imperial Holdings, Ltd...................................  26,921        587,674
   Investec, Ltd............................................  28,224        163,186
   JD Group, Ltd............................................  37,367        235,108
   JSE, Ltd.................................................  17,413        185,270
   Kumba Iron Ore, Ltd......................................     296         20,958
   Lewis Group, Ltd.........................................  22,356        217,168
   Liberty Holdings, Ltd....................................  24,845        282,676
   Life Healthcare Group Holdings, Ltd......................  35,165        120,906
   Massmart Holdings, Ltd...................................   2,482         53,103
   Mediclinic International, Ltd............................  50,950        257,552
  *Merafe Resources, Ltd.................................... 389,559         44,083
   Metair Investments, Ltd..................................  25,311         87,638
   MMI Holdings, Ltd........................................ 126,693        286,104
   Mondi, Ltd...............................................  21,652        199,852
  *Mpact, Ltd...............................................  26,884         58,413
   Mr. Price Group, Ltd.....................................  13,969        187,895
   MTN Group, Ltd...........................................  34,878        599,181
  *Murray & Roberts Holdings, Ltd...........................  79,762        292,862
  *Mvelaphanda Group, Ltd................................... 105,118         46,614
   Mvelaserve, Ltd..........................................  26,315         38,906
   Nampak, Ltd..............................................  93,980        272,340
   Naspers, Ltd. Series N...................................  12,051        725,802
   Nedbank Group, Ltd.......................................  24,096        524,553
   Network Healthcare Holdings, Ltd.........................  82,943        150,033
   Northam Platinum, Ltd....................................  21,659         93,693
   Omnia Holdings, Ltd......................................   8,455        106,522
   Palabora Mining Co., Ltd.................................   4,054         81,255
   Peregrine Holdings, Ltd..................................  49,359         70,506
   Pick'n Pay Stores, Ltd...................................  14,103         82,614
   Pinnacle Technology Holdings, Ltd........................   2,260          4,626
   Pioneer Foods, Ltd.......................................  14,277        110,066
   Pretoria Portland Cement Co., Ltd........................  38,190        151,908
   PSG Group, Ltd...........................................  34,260        260,640
   Rainbow Chicken, Ltd.....................................  20,814         39,817
   Raubex Group, Ltd........................................  27,230         50,330
   Resilient Property Income Fund, Ltd......................  24,027        121,803
   Reunert, Ltd.............................................  23,260        215,396
  *Royal Bafokeng Platinum, Ltd.............................   3,603         28,090
   Sanlam, Ltd.............................................. 204,009        876,359
   Santam, Ltd..............................................   4,935        109,302
  *Sappi, Ltd...............................................  53,505        194,133
  *Sappi, Ltd. Sponsored ADR................................  35,009        123,582
   Sasol, Ltd. Sponsored ADR................................  21,700      1,029,231

                                     1187

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
SOUTH AFRICA -- (Continued)
  *Sentula Mining, Ltd......................................  48,196     $    14,098
   Shoprite Holdings, Ltd...................................   9,883         170,217
   Spar Group, Ltd. (The)...................................  13,033         203,838
   Standard Bank Group, Ltd.................................  69,922       1,026,313
   Stefanutti Stocks Holdings, Ltd..........................  21,041          29,622
  *Steinhoff International Holdings, Ltd.................... 183,321         668,963
   Sun International, Ltd...................................   4,923          51,996
  *Super Group, Ltd.........................................  59,142         111,780
   Telkom South Africa, Ltd.................................  35,335         109,291
   Telkom South Africa, Ltd. Sponsored ADR..................   1,800          21,798
   Tiger Brands, Ltd........................................   7,439         273,193
   Tongaat Hulett, Ltd......................................  18,596         251,045
   Trencor, Ltd.............................................  19,453         112,796
   Truworths International, Ltd.............................  13,658         144,168
  *Tsogo Sun Holdings, Ltd..................................  43,296         104,146
  *Village Main Reef, Ltd...................................  96,516          21,033
   Vodacom Group, Ltd.......................................   6,820          95,168
   Vukile Property Fund, Ltd................................  17,897          35,847
   Wilson Bayly Holme-Ovcon, Ltd............................  10,307         180,327
   Woolworths Holdings, Ltd.................................  37,736         236,697
                                                                         -----------
TOTAL SOUTH AFRICA..........................................              24,195,691
                                                                         -----------
SOUTH KOREA -- (3.8%)
   Aekyung Petrochemical Co., Ltd...........................   1,813          39,264
   Amorepacific Corp........................................     132         126,712
   Amorepacific Group.......................................     426         107,075
   Asia Cement Manufacturing Co., Ltd.......................     360          15,401
  *Asiana Airlines, Inc.....................................  13,650          77,004
   Bing Grae Co., Ltd.......................................   1,160          66,679
  *BNG Steel Co., Ltd.......................................   2,150          23,370
   BS Financial Group, Inc..................................  22,580         231,214
   Bu Kwang Pharmaceutical Co., Ltd.........................   3,496          35,884
   Capro Corp...............................................   2,190          37,801
   Cheil Industrial, Inc....................................   7,166         611,090
   Cheil Worldwide, Inc.....................................   9,650         167,447
   China Ocean Resources Co., Ltd...........................   7,850          29,458
   Chong Kun Dang Pharmaceutical Corp.......................   3,530          49,420
   CJ CGV Co., Ltd..........................................   1,710          40,092
   CJ Cheiljedang Corp......................................   1,293         427,164
   CJ Corp..................................................   2,983         205,617
  *CJ E&M Corp..............................................   4,000          99,463
  *CJ Korea Express Corp....................................   1,607         110,739
  *Cosmochemical Co., Ltd...................................   3,760          38,282
   Crown Confectionery Co., Ltd.............................      44           6,208
   Dae Han Flour Mills Co., Ltd.............................     349          40,400
   Dae Won Kang Up Co., Ltd.................................   9,910          54,641
  *Daechang Co., Ltd........................................  10,260          11,275
   Daeduck Electronics Co., Ltd.............................  11,360         115,888
   Daeduck Industries Co., Ltd..............................   4,570          50,728
   Dae-Il Corp..............................................   7,510          41,339
   Daelim Industrial Co., Ltd...............................   5,552         511,067
   Daesang Corp.............................................   4,120          66,160
   Daesang Holdings Co., Ltd................................   1,170           4,483
  *Daewoo Engineering & Construction Co., Ltd...............  22,020         182,946
   Daewoo International Corp................................   3,736         107,848
  *Daewoo Securities Co., Ltd...............................  34,822         350,271
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........  16,370         455,372
  *Daewoong Pharmaceutical Co., Ltd.........................     585          12,884
  *Daishin Securities Co., Ltd..............................   8,650          74,596
   Daou Technology, Inc.....................................  12,540         124,637
   DGB Financial Group, Inc.................................  22,520         262,138

                                     1188

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                              ------     --------
SOUTH KOREA -- (Continued)
   Dong IL Rubber Belt Co., Ltd..............................  7,212     $ 44,766
  *Dong Yang Gang Chul Co., Ltd..............................  8,160       16,943
   Dong-A Pharmaceutical Co., Ltd............................  1,457       95,317
  *Dongbu Corp...............................................  4,590       17,961
  *Dongbu HiTek Co., Ltd.....................................  5,940       41,982
  *Dongbu Insurance Co., Ltd.................................  5,040      200,717
  *Dongbu Securities Co., Ltd................................  7,220       28,760
  *Dongbu Steel Co., Ltd.....................................  4,740       23,369
   Dong-Il Corp..............................................    773       34,620
   Dongil Industries Co., Ltd................................    542       25,663
   Dongkuk Steel Mill Co., Ltd...............................  9,210      142,399
   Dongwha Pharm Co., Ltd....................................  2,640       11,348
   Dongwon F&B Co., Ltd......................................    458       27,768
   Dongwon Industries Co., Ltd...............................    550       89,171
   Dongyang Mechatronics Corp................................  3,090       37,144
  *Doosan Construction & Engineering Co., Ltd................  7,860       21,991
   Doosan Corp...............................................  2,164      262,929
   Doosan Heavy Industries & Construction Co., Ltd...........  5,594      262,260
  *Doosan Infracore Co., Ltd.................................  7,840      145,428
   E1 Corp...................................................    357       15,513
   E-Mart Co., Ltd...........................................  3,033      719,718
  *Eugene Investment & Securities Co., Ltd...................  6,878       19,539
   Fursys, Inc...............................................  2,447       66,205
   Global & Yuasa Battery Co., Ltd...........................  2,050       82,231
   Green Cross Corp..........................................    857      101,281
   Green Cross Holdings Corp.................................  4,000       45,483
   GS Engineering & Construction Corp........................  5,266      390,407
   GS Global Corp............................................  2,780       29,928
   GS Holdings Corp.......................................... 10,414      543,552
   Halla Climate Control Corp................................  4,010       81,099
   Halla Engineering & Construction Corp.....................  3,187       32,642
   Han Kuk Carbon Co., Ltd...................................  3,120       15,458
  *Han Yang Securities Co., Ltd..............................  1,630        9,601
   Hana Financial Group, Inc................................. 22,460      765,687
   Handsome Co., Ltd.........................................  3,640      122,484
   Hanil Cement Co., Ltd.....................................    445       17,659
   Hanil E-Wha Co., Ltd......................................  4,890       40,814
  *Hanjin Heavy Industries & Construction Co., Ltd...........  4,989       73,279
   Hanjin Heavy Industries & Construction Holdings Co., Ltd..  1,540       10,524
  *Hanjin Shipping Co., Ltd.................................. 16,881      230,379
  *Hanjin Shipping Holdings Co., Ltd.........................  1,551        9,843
   Hanjin Transportation Co., Ltd............................  1,530       25,763
   Hankook Tire Manufacturing Co., Ltd....................... 14,050      592,709
  *Hanmi Pharm Co., Ltd......................................  1,182       62,741
   Hansol Chemical Co., Ltd..................................  1,170       18,255
   Hansol Paper Co., Ltd.....................................  4,560       30,877
  *Hansol Technics Co., Ltd..................................  1,494       26,893
  *Hanwha Chemical Corp...................................... 15,350      300,431
   Hanwha Corp...............................................  8,650      220,418
  *Hanwha General Insurance Co., Ltd.........................  4,460       25,425
  *Hanwha Securities Co., Ltd................................  7,429       29,380
   Hanwha Timeworld Co., Ltd.................................    700       11,975
   Hite Jinro Co., Ltd.......................................  5,572      120,408
  *HMC Investment Securities Co., Ltd........................  3,246       38,138
   Honam Petrochemical Corp..................................    766      183,038
   Hotel Shilla Co., Ltd.....................................  5,490      256,067
   HS R&A Co., Ltd...........................................    160        2,116
   Huchems Fine Chemical Corp................................  2,620       52,218
   Husteel Co., Ltd..........................................  2,170       46,629
   Hwashin Co., Ltd..........................................  2,050       19,356
   Hyosung Corp..............................................  4,480      228,020

                                     1189

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SOUTH KOREA -- (Continued)
   Hyundai Corp.............................................  1,340     $   27,335
   Hyundai Department Store Co., Ltd........................  2,353        330,910
   Hyundai Development Co................................... 10,577        221,407
   Hyundai Elevator Co., Ltd................................  1,094         96,943
   Hyundai Engineering & Construction Co., Ltd..............  3,548        222,715
   Hyundai Glovis Co., Ltd..................................    440         85,938
   Hyundai Greenfood Co., Ltd............................... 11,600        162,778
   Hyundai Heavy Industries Co., Ltd........................  1,611        400,334
   Hyundai Home Shopping Network Corp.......................    625         75,876
   Hyundai Hysco Co., Ltd...................................  4,930        173,229
   Hyundai Marine & Fire Insurance Co., Ltd.................  7,680        196,316
  *Hyundai Merchant Marine Co., Ltd.........................  5,081        128,758
   Hyundai Mipo Dockyard Co., Ltd...........................    499         53,791
   Hyundai Mobis............................................  1,684        455,298
   Hyundai Motor Co., Ltd...................................  6,212      1,466,469
  *Hyundai Securities Co., Ltd.............................. 21,890        179,175
   Hyundai Steel Co.........................................  6,010        519,971
  *Il Yang Pharmaceutical Co., Ltd..........................  2,042         43,827
   Iljin Electric Co., Ltd..................................  5,010         21,247
   Ilshin Spinning Co., Ltd.................................    271         19,123
   Ilsung Pharmaceutical Co., Ltd...........................    146         11,314
   Industrial Bank of Korea, Ltd............................ 31,920        350,501
   ISU Chemical Co., Ltd....................................  1,590         34,929
   IsuPetasys Co., Ltd...................................... 14,830         67,123
   Jahwa Electronics Co., Ltd...............................  2,450         22,678
   Jeil Pharmaceutical Co...................................  1,820         26,550
   Jeonbuk Bank, Ltd........................................ 12,118         50,658
   JW Pharmaceutical Corp...................................  2,800         33,154
   Kangwon Land, Inc........................................  8,480        181,541
   KB Financial Group, Inc. ADR............................. 19,160        650,099
   KC Tech Co., Ltd.........................................  4,453         18,437
   KCC Corp.................................................    860        219,921
   KEPCO Engineering & Construction Co., Inc................  1,061         64,191
  *KEPCO Plant Service & Engineering Co., Ltd...............  1,610         59,210
   Kia Motors Corp..........................................  4,964        364,253
   KISCO Corp...............................................    222          4,803
  *Kishin Corp..............................................  5,120         23,580
   KISWIRE, Ltd.............................................  2,160         69,526
  *Kiwoom Securities Co., Ltd...............................  1,524         90,390
   Kolon Corp...............................................    691         14,251
   Kolon Global Corp........................................  5,710         28,465
   Kolon Industries, Inc....................................  3,274        180,555
  *Korea Electric Power Corp. Sponsored ADR.................  7,600         72,200
   Korea Electric Terminal Co., Ltd.........................  1,750         34,423
   Korea Exchange Bank...................................... 48,014        363,110
   Korea Gas Corp...........................................  3,277        127,572
  *Korea Investment Holdings Co., Ltd.......................  7,560        259,383
  *Korea Life Insurance Co., Ltd............................ 31,047        187,132
  *Korea Line Corp..........................................    321          5,275
   Korea Petrochemical Industrial Co., Ltd..................    322         24,076
  *Korea Reinsurance Co., Ltd............................... 13,061        157,743
   Korea Zinc Co., Ltd......................................    844        271,895
  *Korean Air Co., Ltd......................................  5,532        216,766
   Korean Air Terminal Service Co., Ltd.....................    360         10,075
   KP Chemical Corp......................................... 11,940        150,942
   KT Corp. Sponsored ADR...................................  5,400         69,390
   KT&G Corp................................................ 10,257        703,921
  *KTB Investment & Securities Co., Ltd..................... 12,690         24,284
   Kukdo Chemical Co., Ltd..................................    740         31,484
  *Kumho Industrial Co., Ltd................................    962          5,446
   Kumho Petro chemical Co., Ltd............................    931         86,881

                                     1190

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
SOUTH KOREA -- (Continued)
  *Kumho Tire Co., Inc......................................   3,913     $   48,449
   Kwang Dong Pharmaceutical Co., Ltd.......................  15,340         54,371
   Kyeryong Construction Industrial Co., Ltd................      70            810
  *Kyobo Securities Co., Ltd................................   5,430         23,912
   LG Chemical, Ltd.........................................     757        189,222
   LG Corp..................................................  10,961        554,775
  *LG Display Co., Ltd. ADR.................................  83,785        935,878
  #LG Electronics, Inc......................................  11,123        686,277
   LG Fashion Corp..........................................   2,740         90,946
   LG Hausys, Ltd...........................................   1,425         81,373
   LG Household & Healthcare Co., Ltd.......................     408        213,678
  *LG Innotek Co., Ltd......................................   1,801        128,716
   LG International Corp....................................   4,010        163,493
  *LG Life Sciences, Ltd....................................   1,620         43,768
   LG Uplus Corp............................................  41,370        204,276
   LIG Insurance Co., Ltd...................................   5,980        123,834
   Lotte Chilsung Beverage Co., Ltd.........................     133        149,979
   Lotte Confectionary Co., Ltd.............................     143        216,102
   Lotte Midopa Co., Ltd....................................   3,520         44,440
  *Lotte Non-Life Insurance Co., Ltd........................   1,660          8,420
   Lotte Sam Kang Co., Ltd..................................      89         37,962
   Lotte Shopping Co., Ltd..................................   1,204        373,188
   LS Corp..................................................   3,205        213,535
   LS Industrial Systems Co., Ltd...........................   1,605         81,655
   Macquarie Korea Infrastructure Fund......................  37,894        185,661
  *Mando Corp...............................................     400         63,700
  *Meritz Financial Holdings Co., Ltd.......................   3,387          8,077
   Meritz Fire Marine Insurance Co., Ltd....................   7,692         79,277
  *Meritz Securities Co., Ltd...............................  69,570         48,432
  *Mirae Asset Securities Co., Ltd..........................   4,186        127,148
   Moorim P&P Co., Ltd......................................   2,250          9,533
   Moorim Paper Co., Ltd....................................   1,240          2,865
   Motonic Corp.............................................   2,210         14,983
   Namhae Chemical Corp.....................................   3,350         27,414
   NCsoft Corp..............................................     850        219,228
   Nexen Corp...............................................     310         14,707
  *NH Investment & Securities Co., Ltd......................   9,052         42,367
   NHN Corp.................................................     973        219,961
   NICE Holdings Co., Ltd...................................      10            445
   NICE Information Service Co., Ltd........................      13            294
   NK Co., Ltd..............................................   1,680          6,591
   Nong Shim Holdings Co., Ltd..............................     792         35,875
   NongShim Co., Ltd........................................     643        128,595
   OCI Co., Ltd.............................................   1,126        211,689
   Orion Corp...............................................     486        384,912
   Ottogi Corp..............................................     244         35,787
   Poongsan Corp............................................   3,720         97,863
   Poongsan Holdings Corp...................................     690         14,634
   POSCO ADR................................................  15,744      1,310,688
   Pusan City Gas Co., Ltd..................................     930         15,043
  *RNL BIO Co., Ltd.........................................  11,210         41,690
   S&T Dynamics Co., Ltd....................................   3,180         38,232
   S&T Motiv Co., Ltd.......................................   2,830         67,027
   S1 Corp..................................................   1,719         85,831
  *Saehan Industries, Inc................................... 104,600         71,971
   Saeron Automotive Corp...................................   3,700         15,880
   Sajo Industries Co., Ltd.................................     870         36,536
   Sam Kwang Glass Industrial Co., Ltd......................     530         23,703
  *Sambu Construction Co., Ltd..............................     442          2,283
   Samchully Co., Ltd.......................................     607         48,888
   Samsung C&T Corp.........................................  10,751        727,302

                                     1191

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SOUTH KOREA -- (Continued)
   Samsung Electro-Mechanics Co., Ltd.......................  7,133     $  686,170
   Samsung Electronics Co., Ltd.............................  4,072      4,983,971
   Samsung Electronics Co., Ltd. GDR........................    684        417,403
   Samsung Engineering Co., Ltd.............................    662        125,333
   Samsung Fine Chemicals Co., Ltd..........................  3,638        173,744
   Samsung Fire & Marine Insurance, Ltd.....................  2,123        405,145
   Samsung Heavy Industries Co., Ltd........................ 21,100        771,421
   Samsung Life Insurance Co., Ltd..........................  2,355        207,895
   Samsung SDI Co., Ltd.....................................  6,703        960,479
  *Samsung Securities Co., Ltd..............................  8,372        368,140
   Samsung Techwin Co., Ltd.................................  3,840        233,564
  *Samyang Corp.............................................    770         32,398
   Samyang Foods Co., Ltd...................................    870         17,399
   Samyang Holdings Corp....................................  1,039         55,107
   SBS Media Holdings Co., Ltd.............................. 17,020         44,424
   Seah Besteel Corp........................................  1,820         72,346
   SeAH Holdings Corp.......................................    341         35,841
   SeAH Steel Corp..........................................    470         36,557
   Sejong Industrial Co., Ltd...............................  1,520         17,276
   Seowon Co., Ltd.......................................... 17,130         52,413
  *Sewon Cellontech Co., Ltd................................  9,690         30,252
   Shinhan Financial Group Co., Ltd.........................  4,510        156,526
   Shinhan Financial Group Co., Ltd. ADR.................... 10,048        698,738
   Shinsegae Co., Ltd.......................................  1,263        276,690
  *Shinsung Solar Energy Co., Ltd...........................  5,880         15,758
   Sindo Ricoh Co., Ltd.....................................    590         28,718
   SK C&C Co., Ltd..........................................    410         33,794
   SK Chemicals Co., Ltd....................................  2,560        127,042
   SK Gas Co., Ltd..........................................    560         30,740
   SK Holdings Co., Ltd.....................................  5,154        548,718
  *SK Hynix, Inc............................................ 18,450        454,745
   SK Innovation Co., Ltd...................................  3,478        480,756
   SK Networks Co., Ltd..................................... 22,980        188,945
  *SK Securities Co., Ltd................................... 27,790         28,980
   SK Telecom Co., Ltd......................................    191         22,872
   SK Telecom Co., Ltd. ADR.................................  6,000         81,120
   SKC Co., Ltd.............................................  3,450        118,576
   SL Corp..................................................  1,730         29,680
   S-Oil Corp...............................................  1,188        101,849
   Songwon Industrial Co., Ltd..............................  2,850         20,775
  *Ssangyong Cement Industrial Co., Ltd.....................  4,260         18,060
   STX Corp.................................................  8,910         97,073
   STX Engine Co., Ltd......................................  4,720         59,552
   STX Offshore & Shipbuilding Co., Ltd..................... 10,280        115,256
   STX Pan Ocean Co., Ltd................................... 17,890         92,812
  *Sung Jin Geotec Co., Ltd.................................  2,900         31,090
   TaeKwang Industrial Co., Ltd.............................     85         77,121
   Taeyoung Engineering & Construction Co., Ltd............. 14,580         64,050
  *Taihan Electric Wire Co., Ltd............................ 37,166        101,549
   TEEMS, Inc...............................................    424          3,700
  *Tong Yang Life Insurance Co., Ltd........................  5,320         46,937
   Unid Co., Ltd............................................  1,490         53,926
   Woongjin Coway Co., Ltd..................................  2,960         94,583
  *Woongjin Holdings Co., Ltd...............................  8,620         45,748
   Woongjin Thinkbig Co., Ltd...............................  2,400         23,638
   Woori Finance Holdings Co., Ltd.......................... 36,260        379,370
   Woori Finance Holdings Co., Ltd. ADR.....................  1,200         37,608
  *Woori Investment & Securities Co., Ltd................... 26,357        258,217
   Youlchon Chemical Co., Ltd...............................  1,990         14,098
   Young Poong Corp.........................................    198        180,189
   Youngone Corp............................................  8,136        176,109

                                     1192

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
SOUTH KOREA -- (Continued)
   Youngone Holdings Co., Ltd...............................   2,034     $   101,549
   Yuhan Corp...............................................   1,428         133,738
                                                                         -----------
TOTAL SOUTH KOREA...........................................              47,018,787
                                                                         -----------
SPAIN -- (1.4%)
  *Abengoa SA...............................................   5,851          89,562
   Abertis Infraestructuras SA..............................  20,864         323,169
   Acciona SA...............................................   5,509         339,291
   Acerinox SA..............................................  18,950         231,347
   Actividades de Construccion y Servicios SA...............   6,512         119,781
   Almirall SA..............................................   8,750          75,179
   Amadeus IT Holding SA....................................   4,906         100,435
   Antena 3 de Television SA................................   7,602          40,314
   Banco Bilbao Vizcaya Argentaria SA....................... 168,117       1,137,653
  *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...........   3,576          24,169
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......... 154,917       1,045,690
   Banco de Sabadell SA..................................... 328,175         776,981
  *Banco Espanol de Credito SA..............................  17,202          64,707
   Banco Popular Espanol SA................................. 159,965         511,553
   Banco Santander SA....................................... 417,756       2,622,928
  *Banco Santander SA I-12 Shares...........................  17,406         108,750
   Banco Santander SA Sponsored ADR......................... 165,419       1,047,102
  #Bankinter SA.............................................  49,463         220,657
  *Baron de Ley SA..........................................     336          18,672
   Bolsas y Mercados Espanoles SA...........................   8,287         195,330
   CaixaBank SA.............................................  98,004         337,844
   Caja de Ahorros del Mediterraneo SA......................   4,397              --
   Campofrio Food Group SA..................................   6,611          55,222
  *Cementos Portland Valderrivas SA.........................   1,311           9,270
   Cie Automotive SA........................................   3,451          25,625
   Cintra Concesiones de Infraestructuras de Transporte SA..  24,475         272,924
  *Codere SA................................................     996           7,932
   Construcciones y Auxiliar de Ferrocarriles SA............     239         127,785
  *Deoleo SA................................................  55,007          25,153
  *Distribuidora Internacional de Alimentacion SA...........  23,216         111,466
   Duro Felguera SA.........................................  12,115          74,781
   Ebro Foods SA............................................  11,441         202,418
   Elecnor SA...............................................   4,850          58,497
   Enagas SA................................................  16,519         290,213
  *Ercros SA................................................   9,438           5,303
   Faes Farma SA............................................  16,729          28,716
   Fluidra SA...............................................   1,871           5,339
   Fomento de Construcciones y Contratas SA.................  10,406         178,040
   Gamesa Corp Tecnologica SA...............................  52,043         141,779
   Gas Natural SDG SA.......................................  33,472         466,589
  *Grifols SA...............................................  11,550         290,809
   Grupo Catalana Occidente SA..............................   7,116         100,088
   Grupo Empresarial Ence SA................................  29,854          70,151
   Iberdrola SA............................................. 264,969       1,234,686
   Indra Sistemas SA........................................  12,587         130,696
   Industria de Diseno Textil SA............................   2,944         265,355
  *Jazztel P.L.C............................................  24,797         166,459
  *La Seda de Barcelona SA Series B......................... 121,348           2,892
   Mapfre SA................................................  69,123         200,104
   Mediaset Espana Comunicacion SA..........................  31,136         141,733
   Melia Hotels International SA............................   8,798          52,610
   Miquel y Costas & Miquel SA..............................   1,408          39,263
  *NH Hoteles SA............................................  15,900          52,331
   Obrascon Huarte Lain SA..................................   5,098         129,066
   Papeles y Cartones de Europa SA..........................   9,942          31,861
   Pescanova SA.............................................   1,666          50,195

                                     1193

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CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
SPAIN -- (Continued)
  *Promotora de Informaciones SA Series A................... 27,006     $    13,068
   Prosegur Cia de Seguridad SA.............................    876          50,105
  *Realia Business SA....................................... 20,311          22,686
   Red Electrica Corporacion SA.............................  7,443         324,042
   Repsol YPF SA............................................  1,603          30,818
   Repsol YPF SA Sponsored ADR.............................. 38,618         741,466
   Sacyr Vallehermoso SA.................................... 26,161          47,282
  *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA............................................ 12,656          13,386
   Solaria Energia y Medio Ambiente SA......................  1,461           1,357
   Tecnicas Reunidas SA.....................................  1,387          54,156
   Telecomunicaciones y Energia SA.......................... 11,185          25,573
   Telefonica SA............................................ 13,568         198,130
   Telefonica SA Sponsored ADR.............................. 41,974         614,080
  *Tubacex SA............................................... 17,942          45,286
   Tubos Reunidos SA........................................ 18,902          43,927
   Unipapel SA..............................................    983          12,502
   Vidrala SA...............................................  2,769          67,427
   Viscofan SA..............................................  6,063         274,438
  *Vocento SA...............................................  1,129           2,822
  *Vueling Airlines SA......................................  3,373          21,419
   Zardoya Otis SA..........................................  5,780          70,873
  *Zeltia SA................................................ 14,916          29,215
                                                                        -----------
TOTAL SPAIN.................................................             17,180,523
                                                                        -----------
SWEDEN -- (2.3%)
   Aarhuskarlshamn AB.......................................  4,405         148,411
   Acando AB................................................ 11,914          25,900
  *Active Biotech AB........................................  2,646          17,660
   AddTech AB Series B......................................    777          21,337
   AF AB Series B...........................................  5,629         113,797
   Alfa Laval AB............................................ 13,757         274,417
  *Alliance Oil Co., Ltd. SDR...............................  1,926          18,077
   Assa Abloy AB Series B................................... 10,729         312,283
   Atlas Copco AB Series A..................................  5,196         123,647
   Atlas Copco AB Series B..................................  4,000          84,001
   Atrium Ljungberg AB Series B.............................  1,041          12,404
   Avanza Bank Holding AB...................................  1,371          32,809
   Axfood AB................................................  2,200          80,048
   Axis Communications AB...................................  3,800          95,577
   B&B Tools AB Series B....................................  4,520          40,258
  *BE Group AB.............................................. 14,179          49,934
   Beijer Alma AB...........................................  2,354          42,695
  *Betsson AB...............................................  1,645          53,988
   Bilia AB Series A........................................  3,378          64,958
   Billerud AB.............................................. 17,197         166,490
   BioGaia AB Series B......................................  1,910          63,188
  *BioInvent International AB...............................  2,561           6,230
  *Bjoern Borg AB...........................................  4,436          26,790
   Boliden AB............................................... 63,066       1,014,156
  *Bure Equity AB........................................... 19,879          55,266
   Castellum AB............................................. 19,419         245,890
  *CDON Group AB............................................  5,064          37,244
   Clas Ohlson AB Series B..................................  4,200          61,950
  *Concentric AB............................................ 13,233         119,165
   Duni AB..................................................  6,289          57,718
   Electrolux AB Series B................................... 43,531         970,655
   Elekta AB Series B.......................................  6,495         328,471
  *Enea AB..................................................    846           4,941
  *Enea AB Redemption Shares................................    846           1,001
 #*Eniro AB................................................. 20,661          33,871
   Fabege AB................................................ 16,897         142,660

                                     1194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
SWEDEN -- (Continued)
  *Fastighets AB Balder Series B............................   6,448     $   31,420
   G & L Beijer AB Series B.................................   1,454         54,656
   Getinge AB Series B......................................  17,312        463,901
   Gunnebo AB...............................................  11,036         48,050
  *Hakon Invest AB..........................................   9,006        131,507
   Haldex AB................................................  13,233         82,607
   Hennes & Mauritz AB Series B.............................   8,686        297,831
   Hexagon AB Series B......................................  43,051        872,273
   Hexpol AB................................................   5,500        203,915
  *HIQ International AB.....................................  11,814         64,388
   Hoganas AB Series B......................................   4,556        176,744
   Holmen AB Series B.......................................  10,885        289,125
   Hufvudstaden AB Series A.................................   6,318         67,889
   Husqvarna AB Series A....................................  20,121        115,708
   Husqvarna AB Series B....................................  91,296        525,656
   Industrial & Financial Systems AB Series B...............   3,666         62,839
   Intrum Justitia AB.......................................   8,534        129,335
   JM AB....................................................  15,733        291,444
  *KappAhl AB...............................................   6,690          6,528
  *Klovern AB...............................................   9,524         33,290
   KNOW IT AB...............................................   4,124         38,942
  *Kungsleden AB............................................  17,739        109,163
   Lagercrantz Group AB Series B............................   3,024         24,776
   Lennart Wallenstam Byggnads AB Series B..................  11,309        112,765
  *Lindab International AB..................................  12,057         98,328
   Loomis AB Series B.......................................  13,853        187,243
  *Lundin Petroleum AB......................................  30,814        613,361
   Meda AB Series A.........................................  46,651        461,351
  *Medivir AB Series B......................................   2,073         20,091
   Mekonomen AB.............................................   1,187         37,970
  *Micronic Mydata AB.......................................  28,090         62,446
   Millicom International Cellular SA SDR...................   1,369        144,896
   Modern Times Group AB Series B...........................   5,064        246,556
  *NCC AB Series A..........................................   1,248         23,588
   NCC AB Series B..........................................  16,479        323,870
   Nederman Holding AB......................................      53            982
  *Net Entertainment NE AB..................................     526          5,199
  *Net Entertainment NE AB Redemption Shares................     526            156
  *Net Insight AB Series B..................................  22,728          7,053
   New Wave Group AB Series B...............................   9,099         39,803
   NIBE Industrier AB Series B..............................   8,992        141,992
  *Nobia AB.................................................  40,048        160,671
   Nolato AB Series B.......................................   3,860         39,047
   Nordea Bank AB........................................... 182,805      1,617,900
   Nordnet AB Series B......................................  16,211         52,444
  *Orexo AB.................................................   6,590         23,149
   Oriflame Cosmetics SA SDR................................   2,373         85,181
  *PA Resources AB.......................................... 142,049         33,306
   Peab AB Series B.........................................  35,555        185,532
   Pricer AB Series B.......................................  33,823         61,384
   Proffice AB Series B.....................................  13,012         46,882
   Ratos AB Series B........................................  33,177        388,314
  *Rederi AB Transatlantic..................................   7,086          9,423
  *Rezidor Hotel Group AB...................................  15,502         61,292
  *rnb Retail & Brands AB...................................   1,569            672
   Rottneros AB.............................................   4,870          1,666
   Saab AB Series B.........................................   8,211        136,559
   Sagax AB.................................................      56          1,505
   Sandvik AB...............................................  18,868        298,305
  *SAS AB...................................................  28,292         34,885
   Scania AB Series B.......................................  11,384        232,632

                                     1195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
SWEDEN -- (Continued)
   Securitas AB Series B....................................  38,226     $   350,076
   Skandinaviska Enskilda Banken AB Series A................ 179,838       1,211,673
   Skanska AB Series B......................................  60,753         989,400
   SKF AB Series A..........................................   1,000          23,908
   SKF AB Series B..........................................  13,322         315,623
   Skistar AB...............................................   3,440          40,976
   SSAB AB Series A.........................................  35,883         365,821
   SSAB AB Series B.........................................  16,978         149,985
   Svenska Cellulosa AB Series A............................   5,587          88,668
   Svenska Cellulosa AB Series B............................  73,818       1,170,217
   Svenska Handelsbanken AB Series A........................  33,592       1,087,318
   Svenska Handelsbanken AB Series B........................     412          12,971
   Sweco AB Series B........................................   3,342          35,227
   Swedbank AB Series A.....................................  71,036       1,172,635
   Swedish Match AB.........................................  12,943         527,248
  *Swedish Orphan Biovitrum AB..............................  30,705         100,004
   Systemair AB.............................................     682           8,658
   Tele2 AB Series B........................................  19,176         364,788
  *Telefonaktiebolaget LM Ericsson AB Series A..............  10,061          99,379
  *Telefonaktiebolaget LM Ericsson AB Series B..............  86,525         857,762
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........  90,500         904,548
  #TeliaSonera AB........................................... 125,141         833,442
  *TradeDoubler AB..........................................  13,109          49,805
   Trelleborg AB Series B...................................  49,316         565,472
   Unibet Group P.L.C. SDR..................................   5,257         150,052
   Vitrolife AB.............................................   4,005          31,396
   Volvo AB Series A........................................  22,322         309,269
   Volvo AB Series B........................................  58,276         808,767
   Volvo AB Sponsored ADR...................................   1,200          16,536
   Wihlborgs Fastigheter AB.................................   7,576         105,237
                                                                         -----------
TOTAL SWEDEN................................................              27,815,134
                                                                         -----------
SWITZERLAND -- (4.3%)
   ABB, Ltd.................................................  14,720         268,241
   ABB, Ltd. Sponsored ADR..................................  45,714         862,623
   Acino Holding AG.........................................     904         118,565
   Actelion, Ltd............................................   8,086         342,426
   Adecco SA................................................  15,663         764,093
   AFG Arbonia-Forster Holding AG...........................   3,805          79,646
  *Allreal Holding AG.......................................   2,364         370,766
   Alpiq Holding AG.........................................     456          81,628
   Aryzta AG................................................  18,616         937,735
   Ascom Holding AG.........................................   5,432          51,142
   Austriamicrosystems AG...................................   2,572         207,335
  *Autoneum Holding AG......................................     562          30,983
   Bachem Holdings AG.......................................     894          35,774
   Baloise Holding AG.......................................   9,576         741,605
   Bank Coop AG.............................................   2,054         140,237
   Bank Sarasin & Cie AG Series B...........................   6,675         206,025
   Banque Cantonale de Geneve SA............................      65          14,905
   Banque Cantonale Vaudoise AG.............................     603         341,297
   Banque Privee Edmond de Rothschild SA....................       1          26,989
   Barry Callebaut AG.......................................     251         241,638
  *Basilea Pharmaceutica AG.................................   1,544          78,778
  *Basler Kantonalbank AG...................................   1,030         128,660
   Belimo Holdings AG.......................................      41          81,138
   Bell AG..................................................      22          45,959
   Berner Kantonalbank AG...................................     821         230,633
  *BKW SA...................................................   1,385          53,407
  *Bobst Group AG...........................................   1,063          30,450
   Bossard Holding AG.......................................     419          63,748

                                     1196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SWITZERLAND -- (Continued)
   Bucher Industries AG.....................................  1,455     $  288,078
   Burckhardt Compression Holding AG........................    583        161,324
  *Burkhalter Holding AG....................................     21          6,476
   Carlo Gavazzi Holding AG.................................     41          8,534
   Centralschweizerische Kraftwerke AG......................     92         33,973
   Charles Voegele Holding AG...............................  1,422         28,420
  *Cicor Technologies.......................................      6            200
   Cie Financiere Tradition SA..............................    455         34,390
  *Clariant AG.............................................. 53,346        679,158
   Coltene Holding AG.......................................    641         21,224
   Compagnie Financiere Richemont SA Series A............... 25,724      1,592,282
   Conzzeta AG..............................................     35         78,160
   Credit Suisse Group AG................................... 31,872        762,344
   Credit Suisse Group AG Sponsored ADR..................... 37,578        875,943
   Daetwyler Holding AG.....................................  1,861        159,964
  *Dufry AG.................................................  2,531        343,747
   EFG International AG..................................... 10,102         98,211
   Emmi AG..................................................    576        123,044
   EMS-Chemie Holding AG....................................    886        174,382
  *Energiedienst Holding AG.................................  1,196         60,192
   Flughafen Zuerich AG.....................................    783        291,576
   Forbo Holding AG.........................................    257        185,950
   Galenica Holding AG......................................    555        378,765
   GAM Holding AG........................................... 40,017        514,442
  *Gategroup Holding AG.....................................  4,574        155,117
   Geberit AG...............................................  1,952        412,723
   George Fisher AG.........................................    801        355,409
   Givaudan SA..............................................    993        963,989
   Gurit Holding AG.........................................     86         49,809
   Helvetia Holding AG......................................  1,167        418,577
   Holcim, Ltd.............................................. 31,260      1,949,755
  *Huber & Suhner AG........................................    887         38,644
   Implenia AG..............................................  1,803         60,081
  *Inficon Holding AG.......................................    242         54,788
  *Interroll Holding AG.....................................    127         46,174
   Intershop Holding AG.....................................    120         43,127
   Julius Baer Group, Ltd................................... 40,627      1,557,298
   Kaba Holding AG..........................................    336        131,632
  *Kardex AG................................................  1,417         27,624
   Komax Holding AG.........................................    777         78,947
  *Kudelski SA..............................................  6,080         45,097
   Kuehne & Nagel International AG..........................  3,286        399,592
  *Kuoni Reisen Holding AG Series B.........................    743        268,191
   LEM Holding SA...........................................     41         21,900
   Liechtensteinische Landesbank AG.........................  1,577         63,783
   Lindt & Spruengli AG.....................................      5        195,827
  *Logitech International SA (B18ZRK2)...................... 30,755        313,748
  *Logitech International SA (H50430232)....................  5,400         54,810
   Lonza Group AG........................................... 10,286        464,118
   Luzerner Kantonalbank AG.................................    556        202,161
   Metall Zug AG............................................     36        150,782
  *Meyer Burger Technology AG...............................  7,425        122,746
   Micronas Semiconductor Holding AG........................  6,211         67,083
  *Mobilezone Holding AG....................................  4,831         52,470
   Mobimo Holding AG........................................  1,237        301,283
  *Myriad Group AG..........................................  5,598         24,759
   Nestle SA................................................ 87,940      5,389,779
   Nobel Biocare Holding AG.................................  8,211        101,225
   Novartis AG..............................................  7,309        403,576
   Novartis AG ADR.......................................... 93,214      5,142,616
  *OC Oerlikon Corp. AG..................................... 32,500        321,258

                                     1197

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CONTINUED

                                                             SHARES        VALUE++
                                                             -------     -----------
SWITZERLAND -- (Continued)
   Orell Fuessli Holding AG.................................     152     $    16,754
  *Panalpina Welttransport Holding AG.......................   1,841         179,708
   Partners Group Holding AG................................     599         113,999
   Phoenix Mecano AG........................................     126          76,255
  *Precious Woods Holding AG................................     323           2,937
  *PSP Swiss Property AG....................................   2,990         268,697
   PubliGroupe SA...........................................     265          39,423
  *Rieters Holdings AG......................................     562          97,865
   Roche Holding AG Bearer..................................     424          81,314
   Roche Holding AG Genusschein.............................   9,111       1,665,131
   Romande Energie Holding SA...............................      45          58,954
   Schaffner Holding AG.....................................     144          39,720
   Schindler Holding AG.....................................   1,376         175,731
  *Schmolz & Bickenbach AG..................................   8,101          55,347
   Schweiter Technologies AG................................     164          96,870
   Schweizerische National-Versicherungs-Gesellschaft AG....   3,184         123,908
   SGS SA...................................................     180         347,991
  *Siegfried Holding AG.....................................     352          40,343
   Sika AG..................................................     306         649,080
   Sonova Holding AG........................................   2,200         243,145
   St. Galler Kantonalbank AG...............................     521         210,915
  *Straumann Holding AG.....................................     472          78,431
   Sulzer AG................................................   3,856         555,339
   Swatch Group AG (The)....................................   3,405       1,573,137
   Swatch Group AG Registered Shares (The)..................   2,528         202,084
   Swiss Life Holding AG....................................   6,232         637,457
  *Swiss Re, Ltd............................................  40,050       2,514,863
   Swisscom AG..............................................     798         297,186
   Swisslog Holding AG......................................  50,481          51,841
   Swissquote Group Holding SA..............................   1,451          53,370
   Syngenta AG ADR..........................................   9,600         672,288
   Synthes, Inc.............................................   7,869       1,357,150
   Tamedia AG...............................................     419          53,850
   Tecan Group AG...........................................   1,806         137,495
  *Temenos Group AG.........................................   3,357          62,929
  *Tornos Holding AG........................................   1,468          15,367
  *U-Blox AG................................................     616          30,250
  *UBS AG...................................................  88,818       1,109,176
  *UBS AG ADR............................................... 128,000       1,583,360
   Uster Technologies AG....................................     445          21,554
   Valiant Holding AG.......................................   3,123         379,622
   Valora Holding AG........................................     569         119,316
   Vaudoise Assurances Holding SA...........................     195          61,195
   Verwaltungs und Privat-Bank AG...........................     749          63,884
   Vetropack Holding AG.....................................      45          84,824
  *Von Roll Holding AG......................................  14,867          36,863
  *Vontobel Holdings AG.....................................   5,361         136,033
   VZ Holding AG............................................     188          20,120
   WMH Walter Meier Holding AG..............................      61          14,771
   Ypsomed Holdings AG......................................     537          32,537
   Zehnder Group AG.........................................   2,160         159,039
  *Zueblin Immobilien Holding AG............................   4,474          16,286
   Zuger Kantonalbank AG....................................      25         143,686
   Zurich Insurance Group AG................................   9,853       2,414,014
                                                                         -----------
TOTAL SWITZERLAND...........................................              53,201,107
                                                                         -----------
TAIWAN -- (3.0%)
  *A.G.V. Products Corp.....................................  84,969          26,462
  *Ability Enterprise Co., Ltd..............................  73,530          67,078
   AcBel Polytech, Inc...................................... 108,540          59,192
   Accton Technology Corp................................... 113,929          66,375

                                     1198

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CONTINUED

                                                              SHARES       VALUE++
                                                             ---------     --------
TAIWAN -- (Continued)
  #Acer, Inc................................................   245,810     $280,144
   Action Electronics Co., Ltd..............................    61,921       17,602
  #Advanced Semiconductor Engineering, Inc..................    73,380       73,791
  *Advanced Semiconductor Engineering, Inc. ADR.............    32,288      163,700
  *Advancetek Enterprise Co., Ltd...........................    36,000       33,668
   Advantech Co., Ltd.......................................    28,600       96,763
  #ALI Corp.................................................    33,000       43,961
   Allis Electric Co., Ltd..................................     8,000        2,188
   Alpha Networks, Inc......................................    70,000       59,773
   Altek Corp...............................................    79,498       58,066
  #Ambassador Hotel (The)...................................    55,000       66,081
   AmTRAN Technology Co., Ltd...............................   134,823      101,478
   APCB, Inc................................................     9,000        6,812
  *Apex Biotechnology Corp..................................     9,000       25,145
  *Arima Communications Corp................................    57,000       34,443
  #Asia Cement Corp.........................................   238,920      286,137
  *Asia Optical Co., Inc....................................    41,000       33,874
   Asia Polymer Corp........................................    82,500       96,261
   Asia Vital Components Co., Ltd...........................    40,060       23,948
  #Asustek Computer, Inc....................................    36,502      366,683
   AU Optronics Corp........................................   557,980      251,076
   AU Optronics Corp. Sponsored ADR.........................    20,322       91,246
   Audix Corp...............................................    16,000       14,155
   AV Tech Corp.............................................    12,000       39,940
  *Avermedia Technologies, Inc..............................    25,000       19,888
   Avision, Inc.............................................    15,000        5,204
   Bank of Kaohsiung........................................    55,750       16,624
  *Basso Industry Corp., Ltd................................     2,000        1,431
   BES Engineering Corp.....................................   238,000       62,106
  *Bright Led Electronics Corp..............................    22,000       16,253
   C Sun Manufacturing, Ltd.................................    26,000       19,427
  #Capital Securities Corp..................................   303,448      107,896
   Career Technology (MFG.) Co., Ltd........................    32,000       45,754
  *Carnival Industrial Corp.................................    28,000        9,480
   Catcher Technology Co., Ltd..............................    37,360      237,207
   Cathay Financial Holdings Co., Ltd.......................    92,111       96,835
  #Cathay Real Estate Development Co., Ltd..................   223,000      103,557
   Central Reinsurance Co., Ltd.............................    28,000       11,366
   Champion Building Materials Co., Ltd.....................    74,526       32,286
  #Chang Hwa Commercial Bank................................   698,730      385,246
   Charoen Pokphand Enterprises Co., Ltd....................    64,000       30,459
   Cheng Loong Corp.........................................   165,360       64,030
  #Cheng Shin Rubber Industry Co., Ltd......................    74,250      184,065
  #Cheng Uei Precision Industry Co., Ltd....................    62,427      127,514
   Chenming Mold Industrial Corp............................    20,000       14,803
   Chia Hsin Cement Corp....................................    68,289       31,184
   Chicony Electronics Co., Ltd.............................    65,068      126,292
   Chien Kuo Construction Co., Ltd..........................    75,250       35,908
  *Chimei Innolux Corp......................................   548,478      225,796
   China Airlines, Ltd......................................   492,019      190,434
   China Chemical & Pharmaceutical Co.......................    99,000       60,289
  #China Development Financial Holding Corp................. 1,324,573      333,260
   China Ecotek Corp........................................    11,000       23,329
   China Electric Manufacturing Co., Ltd....................    48,000       35,476
  *China General Plastics Corp..............................    57,000       22,477
   China Glaze Co., Ltd.....................................    29,599       16,030
  #China Life Insurance Co., Ltd............................   221,118      196,051
  *China Manmade Fiber Co., Ltd.............................   290,000       97,247
   China Metal Products Co., Ltd............................    96,387       63,581
 #*China Motor Co., Ltd.....................................   110,000       90,456
   China Petrochemical Development Corp.....................   273,218      274,330

                                     1199

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
TAIWAN -- (Continued)
   China Steel Chemical Corp................................   8,000     $ 37,180
  #China Steel Corp......................................... 429,134      426,036
   China Steel Structure Co., Ltd...........................  24,000       24,759
   China Synthetic Rubber Corp..............................  64,224       62,595
  *China Wire & Cable Co., Ltd..............................  61,000       17,033
   Chinatrust Financial Holdings Co., Ltd................... 805,808      510,787
   Chinese Maritime Transport, Ltd..........................  15,000       21,328
   Chin-Poon Industrial Co., Ltd............................ 126,126      113,246
   Chong Hong Construction Co...............................  24,381       49,759
   Chroma Ate, Inc..........................................  20,560       46,547
   Chun Yuan Steel Industrial Co., Ltd......................  53,500       22,540
   Chung Hsin Electric & Machinery Co., Ltd.................  81,000       46,153
   Chung Hung Steel Corp.................................... 163,212       49,713
   Chung Hwa Pulp Corp......................................  50,470       17,093
  *Chunghwa Telecom Co., Ltd................................  32,727      102,331
   Chunghwa Telecom Co., Ltd. ADR...........................   1,520       47,090
 #*Chungwa Picture Tubes Co., Ltd........................... 951,656       51,675
   Clevo Co., Ltd...........................................  42,017       65,222
  *CMC Magnetics Corp....................................... 460,000       79,414
   Collins Co., Ltd.........................................  54,802       27,092
 #*Compal Communications, Inc...............................  38,000       53,222
  #Compal Electronics, Inc.................................. 418,747      479,398
  *Compeq Manufacturing Co., Ltd............................ 172,000       67,363
   Continental Holdings Corp................................ 124,000       46,486
   Coxon Precise Industrial Co., Ltd........................  12,000       16,316
   CSBC Corp. Taiwan........................................  58,000       46,828
   CTCI Corp................................................  46,444       89,417
   Cyberlink Corp...........................................  11,203       32,911
   Cybertan Technology, Inc.................................  42,424       33,363
   Da Cin Construction Co., Ltd.............................  36,000       22,892
   Darfon Electronics Corp..................................  51,000       33,283
   Delpha Construction Co., Ltd.............................  52,275       17,080
  #Delta Electronics, Inc...................................  45,320      133,865
   Depo Auto Parts Industrial Co., Ltd......................  32,000       68,790
  #D-Link Corp..............................................  93,062       65,949
   Dynamic Electronics Co., Ltd.............................  66,521       25,310
   E.Sun Financial Holding Co., Ltd......................... 766,696      404,737
  *Eastern Media International Corp.........................  70,000        8,082
   Eclat Textile Co., Ltd...................................  28,620       67,001
   Elan Microelectronics Corp...............................  27,000       37,032
   Elite Material Co., Ltd..................................  59,162       53,405
  *Elite Semiconductor Memory Technology, Inc...............  34,000       28,622
  *Elitegroup Computer Systems Co., Ltd..................... 205,000       56,462
   Entie Commercial Bank....................................  84,000       38,104
  #Epistar Corp............................................. 114,169      275,498
  *Eternal Chemical Co., Ltd................................ 116,140       90,245
   Eva Airways Corp......................................... 257,380      153,840
   Evergreen International Storage & Transport Corp.........  85,000       41,813
   Evergreen Marine Corp., Ltd.............................. 291,399      170,808
   Everlight Chemical Industrial Corp.......................  38,800       24,972
 #*Everlight Electronics Co., Ltd...........................  66,225      135,187
  *Everspring Industry Co., Ltd.............................  16,000        4,446
  *Excelsior Medical Co., Ltd...............................  13,793       26,684
  #Far Eastern Department Stores Co., Ltd................... 123,827      132,659
   Far Eastern International Bank........................... 252,558       99,675
   Far Eastern New Century Corp............................. 191,007      214,444
   Far EasTone Telecommunications Co., Ltd.................. 116,000      251,012
   Faraday Technology Corp..................................  29,395       40,858
   Farglory Land Development Co., Ltd.......................  49,000       90,140
   Federal Corp............................................. 138,817       70,238
   Feng Hsin Iron & Steel Co., Ltd..........................  29,000       48,645

                                     1200

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES       VALUE++
                                                             ---------     --------
TAIWAN -- (Continued)
   Feng Tay Enterprise Co., Ltd.............................    34,980     $ 33,232
   First Copper Technology Co., Ltd.........................    49,000       13,523
   First Financial Holding Co., Ltd.........................   580,938      346,171
   First Hotel..............................................    44,280       29,270
   First Insurance Co., Ltd.................................    35,000       15,172
   First Steamship Co., Ltd.................................    36,105       53,448
   FLEXium Interconnect, Inc................................    16,568       52,732
   Forhouse Corp............................................    82,000       46,036
  *Formosa Advanced Technologies Co., Ltd...................    24,000       24,372
   Formosa Chemicals & Fiber Co., Ltd.......................   106,040      306,069
   Formosa Epitaxy, Inc.....................................    88,000       71,350
 #*Formosa Petrochemical Corp...............................    14,000       43,354
   Formosa Plastics Corp....................................   112,430      317,997
   Formosa Taffeta Co., Ltd.................................   137,000      129,029
   Formosan Rubber Group, Inc...............................   117,000       74,621
   Formosan Union Chemical Corp.............................    61,061       44,127
  *Fortune Electric Co., Ltd................................    17,000        8,013
   Founding Construction & Development Co., Ltd.............    33,790       20,998
   Foxconn Technology Co., Ltd..............................    29,943      104,800
  *Froch Enterprise Co., Ltd................................    29,000       10,858
   FSP Technology, Inc......................................    26,782       24,761
   Fubon Financial Holding Co., Ltd.........................   303,846      314,351
   Fullerton Technology Co., Ltd............................    19,000       19,025
   Fwusow Industry Co., Ltd.................................    63,860       33,354
   G Shank Enterprise Co., Ltd..............................    21,000       10,875
   Gemtek Technology Corp...................................    60,348       55,976
  *Genesis Photonics, Inc...................................    48,000       58,454
   Getac Technology Corp....................................    95,000       65,691
   Giant Manufacturing Co., Ltd.............................    18,760       93,804
  *Giantplus Technology Co., Ltd............................    32,000        9,490
   Giga Storage Corp........................................    43,450       33,117
   Gigabyte Technology Co., Ltd.............................   114,000       98,311
   Gintech Energy Corp......................................    81,394       79,552
   Global Brands Manufacture, Ltd...........................    22,445       11,004
  *Global Mixed Mode Technology, Inc........................    12,000       42,091
  *Global Unichip Corp......................................    11,000       35,270
  *Globe Union Industrial Corp..............................    41,000       27,689
   Gold Circuit Electronics, Ltd............................    71,070       15,862
   Goldsun Development & Construction Co., Ltd..............   235,624       90,218
   Grand Pacific Petrochemical Corp.........................   158,000       69,135
   Great China Metal Industry Co., Ltd......................    26,000       35,355
   Great Taipei Gas Co., Ltd................................    41,000       26,122
   Great Wall Enterprise Co., Ltd...........................    72,653       70,784
   Green Energy Technology, Inc.............................    62,581       58,503
   GTM Corp.................................................    27,000       12,059
  *Hannstar Board Corp......................................    49,096       25,800
  *HannStar Display Corp.................................... 1,286,000      125,524
  *HannsTouch Solution, Inc.................................   136,026       47,235
   Harvatek Corp............................................    22,439       14,296
   Hey Song Corp............................................    82,000      102,530
   Highwealth Construction Corp.............................    35,147       58,607
  *Hiwin Technologies Corp..................................     4,000       37,600
  *Ho Tung Holding Corp.....................................   126,264       73,131
  *Hocheng Corp.............................................    66,000       20,746
   Holiday Entertainment Co., Ltd...........................    12,000       20,128
   Holtek Semiconductor, Inc................................    35,000       41,536
   Holy Stone Enterprise Co., Ltd...........................    69,827       64,586
  #Hon Hai Precision Industry Co., Ltd......................   300,412      901,982
   Hong Tai Electric Industrial Co., Ltd....................    72,000       24,662
  *Hota Industrial Manufacturing Co., Ltd...................    20,000       10,742
  #Hotai Motor Co., Ltd.....................................    28,000      177,216

                                     1201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
TAIWAN -- (Continued)
   Hsin Kuang Steel Co., Ltd................................  51,000     $ 34,929
   HTC Corp.................................................   5,522       82,887
   Hua Eng Wire & Cable Co., Ltd............................  59,000       16,866
   Hua Nan Financial Holding Co., Ltd....................... 382,467      211,128
  #Huaku Development Co., Ltd...............................  34,843       83,291
   Huang Hsiang Construction Co.............................   6,000       11,908
   Hung Poo Construction Corp...............................  73,695       66,792
   Hung Sheng Construction Co., Ltd......................... 137,500       68,178
  *Ichia Technologies, Inc..................................  63,000       29,645
   I-Chiun Precision Industry Co., Ltd......................  61,000       46,779
   ICP Electronics, Inc.....................................  25,000       34,524
   Infortrend Technology, Inc...............................  60,320       47,501
  *Inotera Memories, Inc.................................... 452,634      117,402
   Inventec Corp............................................ 387,932      148,516
   I-Sheng Electric Wire & Cable Co., Ltd...................  25,000       38,990
   ITE Technology, Inc......................................  23,000       19,384
   ITEQ Corp................................................  32,577       36,910
  *Jenn Feng New Energy Co., Ltd............................  11,000        3,973
  *Jess-Link Products Co., Ltd..............................  25,000       22,119
   Johnson Health Tech Co., Ltd.............................   7,175       19,272
   Kang Na Hsiung Enterprise Co., Ltd.......................  34,000       15,562
  *Kao Hsing Chang Iron & Steel Corp........................  69,000       13,467
   Kaulin Manufacturing Co., Ltd............................  25,000       18,429
   Kee Tai Properties Co., Ltd..............................  63,790       34,958
   Kenda Rubber Industrial Co., Ltd......................... 128,280      143,947
   Kerry TJ Logistics Co., Ltd..............................  38,000       42,790
   King Slide Works Co., Ltd................................   9,000       44,357
   King Yuan Electronics Co., Ltd........................... 218,545       90,029
   Kingdom Construction Co., Ltd............................  52,000       32,166
  *King's Town Bank......................................... 212,000      122,816
   King's Town Construction Co., Ltd........................  16,329       13,924
   Kinik Co.................................................  26,000       39,986
   Kinko Optical Co., Ltd...................................  18,000       24,961
   Kinpo Electronics, Inc................................... 338,000       75,566
  #Kinsus Interconnect Technology Corp......................  40,000      124,925
   Knowledge-Yield-Excellence Systems Corp..................  67,040       24,838
   KS Terminals, Inc........................................  15,162       12,711
   Kung Long Batteries Industrial Co., Ltd..................   9,000       14,945
  *Kuoyang Construction Co., Ltd............................  65,000       23,754
   Kwong Fong Industries Corp...............................  66,500       30,035
   L&K Engineering Co., Ltd.................................  17,000       19,217
   Lan Fa Textile Co., Ltd..................................  28,922        9,373
   Largan Precision Co., Ltd................................   4,000       63,000
   LCY Chemical Corp........................................  52,664       80,891
   Lealea Enterprise Co., Ltd............................... 200,567       71,517
   Lee Chi Enterprises Co., Ltd.............................  96,000       45,277
  *Leofoo Development Co., Ltd..............................  34,417       20,726
   LES Enphants Co., Ltd....................................  21,178       21,903
   Li Peng Enterprise Co., Ltd.............................. 119,800       34,950
   Lien Hwa Industrial Corp.................................  98,284       61,946
   Lingsen Precision Industries, Ltd........................  49,000       28,402
   LITE-ON IT Corp..........................................  70,349       70,745
   Lite-On Semiconductor Corp...............................  62,000       31,699
   Lite-On Technology Corp.................................. 400,664      486,923
   Long Bon International Co., Ltd..........................  48,000       19,476
   Long Chen Paper Co., Ltd.................................  56,000       16,040
  *Lotes Co., Ltd...........................................   6,000       15,365
   Lumax International Corp., Ltd...........................  11,550       25,945
  #Macronix International Co., Ltd.......................... 649,250      213,227
   Marketech International Corp.............................  22,000       14,100
   Masterlink Securities Corp............................... 174,000       55,699

                                     1202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
TAIWAN -- (Continued)
   Mayer Steel Pipe Corp....................................  29,700     $ 12,159
   Maywufa Co., Ltd.........................................  49,000       21,060
   Media Tek, Inc...........................................   7,048       60,722
   Mega Financial Holding Co., Ltd.......................... 459,080      360,938
   Mercuries & Associates, Ltd..............................  48,364       40,142
   Merida Industry Co., Ltd.................................  12,000       44,989
   Merry Electronics Co., Ltd...............................  34,000       62,122
  *Microelectronics Technology, Inc......................... 133,452       44,189
   Micro-Star International Co., Ltd........................ 154,394       67,381
   Min Aik Technology Co., Ltd..............................  17,000       40,168
  *Mirle Automation Corp....................................  45,150       34,584
   Mitac International Corp................................. 169,039       57,122
  *Mosel Vitelic, Inc.......................................  48,858        6,671
  *Namchow Chemical Industrial Co., Ltd.....................  36,000       35,994
  #Nan Kang Rubber Tire Co., Ltd............................  41,445       60,551
   Nan Ya Plastic Corp...................................... 130,750      268,274
   Nan Ya Printed Circuit Board Corp........................  43,214       80,473
   Nantex Industry Co., Ltd.................................  37,592       31,895
  *Nanya Technology Corp.................................... 152,000       12,755
   National Petroleum Co., Ltd..............................  67,000       77,834
  *Neo Solar Power Corp.....................................  95,000       62,991
   Nien Hsing Textile Co., Ltd..............................  72,515       47,740
   Novatek Microelectronics Corp............................  32,000       96,313
  *Ocean Plastics Co., Ltd..................................  14,000       10,342
   Opto Technology Corp.....................................  92,000       42,638
  *Orient Semiconductor Electronics, Ltd.................... 103,000       16,000
 #*Oriental Union Chemical Corp.............................  82,720      100,660
  #Pan Jit International, Inc...............................  43,940       19,168
   Pan-International Industrial Corp........................  54,852       43,640
   Paragon Technologies Co., Ltd............................   7,000        6,925
   Pegatron Corp............................................ 263,261      378,702
   Phihong Technology Co., Ltd..............................  46,000       54,428
  *Pihsiang Machinery Manufacturing Co., Ltd................  29,000       34,798
   Pou Chen Corp............................................ 385,528      329,324
  *Power Quotient International Co., Ltd....................  20,000        6,448
   Powercom Co., Ltd........................................  48,150       24,364
   Powertech Technology, Inc................................ 103,900      176,206
   President Chain Store Corp...............................  14,768       78,929
   President Securities Corp................................ 198,468      102,780
   Prince Housing & Development Corp........................ 157,162      112,322
   Promate Electronic Co., Ltd..............................  33,000       26,584
  *Promise Technology, Inc..................................  34,874       18,612
  #Qisda Corp............................................... 349,875       85,090
   Quanta Computer, Inc.....................................  36,007       94,215
 #*Radiant Opto-Electronics Corp............................  52,581      219,362
   Radium Life Tech Corp.................................... 186,138      135,846
   Ralec Electronic Corp....................................   8,416        8,345
   Realtek Semiconductor Corp...............................  60,728      131,069
   Rechi Precision Co., Ltd.................................  29,000       26,348
  *Richtek Technology Corp..................................  12,000       72,467
 #*Ritek Corp............................................... 419,759       61,915
  #Ruentex Development Co., Ltd.............................  54,198       77,424
   Ruentex Industries, Ltd..................................  56,162       97,103
   Sampo Corp...............................................  82,155       23,399
   San Fang Chemical Industry Co., Ltd......................   9,900        8,271
   Sanyang Industrial Co., Ltd.............................. 227,900      130,702
   Sanyo Electric Taiwan Co., Ltd...........................  15,000       14,580
  *ShenMao Technology, Inc..................................   9,922       12,229
   Shih Wei Navigation Co., Ltd.............................  17,000       15,894
   Shihlin Electric & Engineering Corp......................  57,000       67,742
  *Shihlin Paper Corp.......................................  16,000       22,281

                                     1203

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES       VALUE++
                                                             ---------     --------
TAIWAN -- (Continued)
  *Shin Kong Financial Holding Co., Ltd..................... 1,161,169     $341,970
   Shin Zu Shing Co., Ltd...................................    20,549       54,074
  *Shining Building Business Co., Ltd.......................    23,000       20,131
   Shinkong Insurance Co., Ltd..............................    26,000       17,120
   Shinkong Synthetic Fibers Co., Ltd.......................   260,799       78,516
   Sigurd Microelectronics Corp.............................    75,000       57,903
   Silicon Integrated Systems Corp..........................   167,380       60,886
  #Siliconware Precision Industries Co......................   282,000      332,386
  *Siliconware Precision Industries Co. Sponsored ADR.......     2,626       15,310
   Silitech Technology Corp.................................     7,070       16,490
   Sinbon Electronics Co., Ltd..............................    32,000       26,396
   Sincere Navigation Corp..................................    56,125       55,667
   Sinkang Industries, Ltd..................................    14,280        4,826
   Sinkong Textile Co., Ltd.................................    70,000       94,920
   Sinon Corp...............................................    48,000       21,014
   SinoPac Holdings Co., Ltd................................ 1,137,453      385,411
   Sinphar Pharmaceutical Co., Ltd..........................    25,586       20,116
  *Sinyi Realty Co., Ltd....................................     9,000       13,575
  *Sitronix Technology Corp.................................    21,000       26,614
   Solomon Technology Corp..................................    54,000       18,768
  *Sonix Technology Co., Ltd................................     8,000       13,718
   South East Soda Manufacturing Co., Ltd...................    37,000       42,797
   Southeast Cement Co., Ltd................................    33,000       13,490
   Spirox Corp..............................................    29,000       11,922
   Springsoft, Inc..........................................    57,000       80,863
   Standard Chemical & Pharmaceutical Co., Ltd..............    20,330       16,413
   Standard Foods Taiwan, Ltd...............................    23,816       73,746
   Stark Technology, Inc....................................    41,000       38,355
   Sunonwealth Electric Machine Industry Co., Ltd...........    39,000       26,459
   Sunplus Technology Co., Ltd..............................    70,299       23,286
   Sunrex Technology Corp...................................    80,000       44,136
   Super Dragon Technology Co., Ltd.........................    13,664       13,022
   Supreme Electronics Co., Ltd.............................    13,000        6,909
  #Synnex Technology International Corp.....................    59,248      138,362
  *Ta Chen Stainless Pipe Co., Ltd..........................   140,752       76,274
  *Ta Chong Bank, Ltd.......................................   246,800       94,714
   Ta Ya Electric Wire & Cable Co., Ltd.....................    86,860       23,107
   Tah Hsin Industrial Corp.................................    11,000       11,568
   TA-I Technology Co., Ltd.................................    23,755       13,953
  *Taichung Commercial Bank.................................   243,086       75,825
   Tainan Enterprises Co., Ltd..............................    17,000       20,530
   Tainan Spinning Co., Ltd.................................   184,084       78,019
   Taishin Financial Holdings Co., Ltd......................   998,275      383,359
   Taisun Enterprise Co., Ltd...............................    46,350       24,108
   Taita Chemical Co., Ltd..................................   110,880       42,177
 #*Taiwan Business Bank.....................................   592,793      179,182
  #Taiwan Cement Corp.......................................   471,137      558,424
   Taiwan Cogeneration Corp.................................    68,993       54,187
  *Taiwan Cooperative Financial Holding, Ltd................   488,903      300,454
   Taiwan Fertilizer Co., Ltd...............................   111,000      264,120
   Taiwan Fire & Marine Insurance Co., Ltd..................    50,040       35,477
  #Taiwan Glass Industry Corp...............................   151,332      150,125
   Taiwan Hon Chuan Enterprise Co., Ltd.....................    35,492       79,279
  *Taiwan Land Development Corp.............................   134,430       54,650
   Taiwan Life Insurance Co., Ltd...........................    36,349       20,661
   Taiwan Mask Corp.........................................   107,950       41,286
   Taiwan Mobile Co., Ltd...................................    19,800       63,807
   Taiwan Navigation Co., Ltd...............................    22,000       21,847
   Taiwan Paiho Co., Ltd....................................    75,600       54,158
  *Taiwan Prosperity Chemical Corp..........................     6,000       14,241
   Taiwan Pulp & Paper Corp.................................    93,280       32,426

                                     1204

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES       VALUE++
                                                             ---------     --------
TAIWAN -- (Continued)
   Taiwan Sakura Corp.......................................    58,140     $ 31,476
   Taiwan Secom Co., Ltd....................................    22,000       45,114
   Taiwan Semiconductor Manufacturing Co., Ltd..............   157,465      465,409
   Taiwan Sogo Shinkong Security Co., Ltd...................    52,000       51,185
  *Taiwan Styrene Monomer Corp..............................   186,000       45,302
   Taiwan Tea Corp..........................................   123,704       62,178
   Taiyen Biotech Co., Ltd..................................    33,000       23,223
 #*Tatung Co., Ltd..........................................   401,732      109,481
  *Teco Electric & Machinery Co., Ltd.......................   312,000      227,695
   Test Research, Inc.......................................    22,470       28,775
  #Test-Rite International Co., Ltd.........................    96,425       65,295
  *Thinking Electronic Industrial Co., Ltd..................    15,000       14,561
   Thye Ming Industrial Co., Ltd............................    34,000       31,947
   Ton Yi Industrial Corp...................................   130,200       66,810
  *Tong Hsing Electronic Industries, Ltd....................    12,000       43,760
   Tong Yang Industry Co., Ltd..............................    82,590       81,595
   Tong-Tai Machine & Tool Co., Ltd.........................    23,880       21,179
   Topco Scientific Co., Ltd................................    41,616       73,617
   Topoint Technology Co., Ltd..............................    11,000        6,861
   Transcend Information, Inc...............................    31,483       83,807
   Tripod Technology Corp...................................    29,970       87,651
   Tsann Kuen Enterprise Co., Ltd...........................    12,913       30,702
  #TSRC Corp................................................    38,500       92,677
   Ttet Union Corp..........................................    10,000       17,073
   Tung Ho Steel Enterprise Corp............................   141,254      133,836
   TXC Corp.................................................    36,411       53,730
  *TYC Brother Industrial Co., Ltd..........................    42,230       17,672
  *Tycoons Group Enterprise Co., Ltd........................   127,354       24,161
   Tyntek Corp..............................................    26,000       10,396
  *Tze Shin International Co., Ltd..........................    38,934       19,405
   U-Ming Marine Transport Corp.............................    66,000      111,757
  #Unimicron Technology Corp................................   210,356      237,673
  *Union Bank of Taiwan.....................................   222,343       74,664
  #Uni-President Enterprises Corp...........................    95,983      148,739
   Unitech Printed Circuit Board Corp.......................    83,629       33,085
   United Integration Service Co., Ltd......................    20,000       19,234
   United Microelectronics Corp............................. 1,354,453      708,478
   Unity Opto Technology Co., Ltd...........................    62,929       66,539
   Universal Cement Corp....................................    84,000       39,226
   Universal Microelectronics Co., Ltd......................    17,000        4,478
   UPC Technology Corp......................................   148,918       83,374
  #USI Corp.................................................   170,016      158,006
  *Via Technologies, Inc....................................    51,600       29,021
  *Visual Photonics Epitacy Co., Ltd........................    13,000       21,451
   Wah Lee Industrial Corp..................................    35,000       47,566
   #Walsin Lihwa Corp.......................................   544,000      157,257
   Walsin Technology Corp., Ltd.............................    70,632       18,597
   Walton Advanced Engineering, Inc.........................    69,385       20,915
   Wan Hai Lines Co., Ltd...................................   197,557       99,586
   Waterland Financial Holdings Co., Ltd....................   364,111      123,787
   Wei Chuan Food Corp......................................    71,000       77,274
   Weikeng Industrial Co., Ltd..............................    27,300       23,406
   Wellypower Optronics Corp................................    51,000       27,965
   Weltrend Semiconductor, Inc..............................    29,000       13,152
 #*Winbond Electronics Corp.................................   491,000       81,317
  #Wintek Corp..............................................   294,087      190,281
  #Wistron Corp.............................................   302,079      450,655
  #Wistron NeWeb Corp.......................................    33,759       62,827
   WPG Holdings, Ltd........................................   196,301      266,503
   WT Microelectronics Co., Ltd.............................    63,611       89,472
  *WUS Printed Circuit Co., Ltd.............................    65,000       30,891

                                     1205

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
TAIWAN -- (Continued)
   Yageo Corp...............................................   387,000     $   110,623
   Yang Ming Marine Transport Corp..........................   230,558          97,347
   Yem Chio Co., Ltd........................................    31,879          30,766
   Yeung Cyang Industrial Co., Ltd..........................    51,000          29,600
   Yieh Phui Enterprise Co., Ltd............................   198,951          68,106
  *Young Fast Optoelectronics Co., Ltd......................    25,400          54,032
  *Young Optics, Inc........................................     9,000          28,618
  *Yuanta Financial Holding Co., Ltd........................   688,246         327,850
   Yuen Foong Yu Paper Manufacturing Co., Ltd...............   205,344          92,414
  #Yulon Motor Co., Ltd.....................................   169,223         269,642
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..........    16,000          27,014
   Yung Tay Engineering Co., Ltd............................   104,000         171,727
   YungShin Global Holding Corp.............................    39,000          54,297
   Zenitron Corp............................................    22,000          16,833
   Zig Sheng Industrial Co., Ltd............................   135,814          46,146
   Zinwell Corp.............................................    33,000          36,109
   Zippy Technology Corp....................................    12,000           9,839
   Zyxel Communication Corp.................................    62,000          34,851
                                                                           -----------
TOTAL TAIWAN................................................                36,465,526
                                                                           -----------
THAILAND -- (0.7%)
   Advance Info Service PCL (Foreign).......................    16,300          97,005
   Airports of Thailand PCL (Foreign).......................    55,800         112,507
   Amata Corp. PCL (Foreign)................................    77,000          44,823
   Asian Property Development PCL (Foreign).................   281,640          62,739
   Bangchak Petroleum PCL (Foreign).........................    93,300          77,371
   Bangkok Bank PCL (Foreign)...............................    48,000         302,829
   Bangkok Bank PCL (Foreign) NVDR..........................    20,200         125,470
   Bangkok Dusit Medical Services PCL (Foreign).............    50,300         150,491
   Bangkok Expressway PCL (Foreign).........................   112,000          85,229
  *Bangkokland PCL (Foreign)................................ 1,308,300          30,633
   Bank of Ayudhya PCL (Foreign)............................    70,100          64,401
   Bank of Ayudhya PCL (Foreign) NVDR.......................   157,300         141,954
   Banpu Coal, Ltd. (Foreign) NVDR..........................     3,750          67,805
   Banpu PCL (Foreign)......................................     3,700          66,901
   BEC World PCL (Foreign)..................................    65,200         109,197
  *Big C Supercenter PCL (Foreign)..........................    46,100         284,846
   Cal-Comp Electronics (Thailand) PCL (Foreign)............   387,500          36,293
  *Central Pattana PCL (Foreign)............................    68,200         111,449
   Central Plaza Hotel PCL (Foreign)........................   177,700          73,392
   CH Karnchang PCL (Foreign)...............................   152,300          39,375
   Charoen Pokphand Foods PCL (Foreign).....................    96,000         127,220
   Delta Electronics Thailand PCL (Foreign).................    86,000          69,080
   Electricity Generating PCL (Foreign).....................    22,000          70,829
   Esso (Thailand) PCL (Foreign)............................   313,000         119,093
  *GFPT PCL(Foreign)........................................   120,600          39,612
   Glow Energy PCL (Foreign)................................    61,900         135,375
   Hana Microelectronics PCL (Foreign)......................   139,200         101,401
   Hermraj Land & Development PCL (Foreign)................. 1,110,400         107,609
  *Home Product Center PCL (Foreign)........................   146,057          66,497
   IRPC PCL (Foreign)....................................... 1,449,200         205,480
   Italian-Thai Development PCL (Foreign) NVDR..............   621,100          73,926
   Jasmine International PCL (Foreign)......................   543,900          55,893
   Kasikornbank PCL (Foreign)...............................    26,900         143,029
   Kasikornbank PCL (Foreign) NVDR..........................    28,100         149,410
   Khon Kaen Sugar Industry PCL (Foreign)...................    74,900          33,614
   Kiatnakin Finance PCL (Foreign)..........................    50,300          60,524
   Krung Thai Bank PCL (Foreign)............................   481,100         281,620
   Land & Houses PCL (Foreign)..............................   212,200          55,206
   Land & Houses PCL (Foreign) NVDR.........................   355,200          91,832
   LPN Development PCL (Foreign)............................   103,600          58,286

                                     1206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
THAILAND -- (Continued)
   Major Cineplex Group PCL (Foreign).......................    69,000     $   43,532
   MBK PCL (Foreign)........................................    18,300         56,685
   MCOT PCL (Foreign).......................................    36,000         34,244
  *Minor International PCL (Foreign)........................   165,660         75,961
   Polyplex PCL (Foreign)...................................    37,600         18,953
   Precious Shipping PCL (Foreign)..........................   165,000         86,927
   Preuksa Real Estate PCL (Foreign)........................   168,300         84,287
   PTT Exploration & Production PCL (Foreign)...............    23,500        135,650
   PTT Global Chemical PCL (Foreign)........................   214,545        479,674
   PTT PCL (Foreign)........................................    46,494        530,712
   PTT PCL (Foreign) NVDR...................................    10,500        119,854
   Quality Houses PCL (Foreign).............................   481,300         29,269
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    39,100         53,087
  *Robinson Department Store PCL (Foreign)..................    53,100         91,954
   Rojana Industrial Park PCL (Foreign).....................   149,500         39,380
  *Sahaviriya Steel Industries PCL (Foreign)................   741,840         18,335
   Sansiri PCL (Foreign)....................................   527,900         36,052
   Siam Cement PCL (Foreign) (The) NVDR.....................    10,400        118,374
   Siam City Cement PCL (Foreign)...........................    13,200        141,229
   Siam Commercial Bank PCL (Foreign).......................    15,700         79,138
   Siam Makro PCL (Foreign).................................    14,000        174,374
   Siamgas & Petrochemicals PCL (Foreign)...................   130,200         69,440
   Sino Thai Engineering & Construction PCL (Foreign) NVDR..    65,000         28,537
   Somboon Advance Technology PCL (Foreign).................    29,800         27,135
   Sri Trang Agro Industry PCL (Foreign)....................    14,300          9,394
  *Sri Trang Agro-Industry PCL (Foreign) NVDR...............   105,300         69,173
   STP & I PCL (Foreign)....................................    61,300         59,306
   Supalai PCL (Foreign)....................................   222,900        118,880
  *Tata Steel (Thailand) PCL (Foreign)...................... 1,030,600         28,153
  *Thai Airways International PCL (Foreign).................   105,000         91,341
  *Thai Airways International PCL (Foreign) NVDR............    60,600         52,717
   Thai Oil PCL (Foreign)...................................   156,100        342,659
   Thai Stanley Electric PCL (Foreign)......................     9,600         58,693
   Thai Tap Water Supply PCL (Foreign)......................    64,900         13,719
   Thai Union Frozen Products PCL (Foreign).................    79,800        188,795
   Thai Vegetable Oil PCL (Foreign).........................    36,400         27,581
  *Thaicom PCL (Foreign) NVDR...............................   175,300         90,073
   Thanachart Capital PCL (Foreign).........................   143,400        148,063
   Thoresen Thai Agencies PCL (Foreign).....................    91,190         56,938
   Tisco Financial Group PCL (Foreign)......................    70,800         96,702
   TMB Bank PCL (Foreign)................................... 2,744,700        151,740
  *Total Access Communication PCL (Foreign).................   114,100        309,833
   TPI Polene PCL (Foreign).................................   242,100        111,012
  *True Corp. PCL (Foreign).................................   540,290         64,659
  *True Corp. PCL (Foreign) NVDR............................   530,800         63,523
   Vanachai Group PCL (Foreign).............................    41,100          5,507
  *Vinythai PCL (Foreign) NVDR..............................   124,200         76,741
                                                                           ----------
   TOTAL THAILAND...........................................                8,938,231
                                                                           ----------
   TURKEY -- (0.4%)
   Adana Cimento Sanayii T.A.S. Series A....................    12,989         29,602
  *Akbank T.A.S.............................................    45,323        168,484
   Akcansa Cimento Sanayi ve Ticaret A.S....................     9,502         42,207
  *Akenerji Elektrik Uretim A.S.............................    35,801         43,429
  *Akfen Holding A.S........................................     7,383         41,532
   Aksa Akrilik Kimya Sanayii A.S...........................    22,500         55,138
  *Aksigorta A.S............................................    34,947         37,426
   Alarko Holding A.S.......................................    25,818         63,840
  *Albaraka Turk Katilim Bankasi A.S........................    27,804         29,462
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S......     1,996         30,345
  *Anadolu Anonim Turk Sigorta Sirketi A.S..................    54,184         28,414

                                     1207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
TURKEY -- (Continued)
   Anadolu Cam Sanayii A.S..................................  18,215     $ 29,794
   Anadolu Efes Biracilik ve Malt Sanayi A.S................   4,187       59,021
  *Arcelik A.S..............................................  43,402      190,451
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.................  13,484       81,406
  *Asya Katilim Bankasi A.S.................................  63,509       64,766
   Aygaz A.S................................................   9,674       44,786
   Bagfas Bandirma Gubre Fabrikalari A.S....................     350       39,422
   Bati Anabolu Cimento A.S.................................   4,607       19,968
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S........   5,556       16,201
   BIM BirlesikMagazalar A.S................................   2,110       88,006
   Bolu Cimento Sanayii A.S.................................  36,017       31,799
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S............   1,352       23,930
   Bursa Cimento Fabrikasi A.S..............................   1,341        3,953
   Cimsa Cimento Sanayi ve Ticaret A.S......................  13,328       59,663
  *Coca-Cola Icecek A.S.....................................   4,509       63,454
  *Deva Holding A.S.........................................   2,470        3,293
  *Dogan Sirketler Grubu Holding A.S........................ 254,721      120,332
  *Dogan Yayin Holding A.S..................................  58,453       23,322
  *Dogus Otomotiv Servis ve Ticaret A.S.....................  22,522       57,547
   EGE Seramik Sanayi ve Ticaret A.S........................  19,423       23,895
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S..................................  74,964       91,770
   Enka Insaat ve Sanayi A.S................................  12,860       40,298
   Eregli Demir ve Celik Fabrikalari T.A.S.................. 115,276      159,735
   Ford Otomotiv Sanayi A.S.................................   9,472       87,198
  *Global Yatirim Holding A.S...............................  67,511       51,918
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S......     901       35,404
   Goodyear Lastikleri T.A.S................................   1,597       54,259
  *GSD Holding A.S..........................................  50,000       22,206
  *Gubre Fabrikalari Ticaret A.S............................   5,433       38,006
  *Hurriyet Gazetecilik ve Matbaacilik A.S..................  31,589       17,987
  *Ihlas Holding A.S........................................ 131,496       85,377
  *Is Finansal Kiralama A.S.................................  21,832       13,301
  *Isiklar Yatirim Holding A.S..............................  51,167       23,035
  *Izmir Demir Celik Sanayi A.S.............................  68,712      203,591
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A................................................  31,120       25,900
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D................................................ 103,836       56,768
  *Kartonsan Karton Sanayi ve Ticaret A.S...................     618       86,261
  *Kerevitas Gida Sanayii ve Ticaret A.S....................     954       28,827
   KOC Holding A.S. Series B................................  47,269      175,562
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5).  13,622       26,726
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3).  13,622       26,604
  *Migros Ticaret A.S.......................................   6,594       65,173
   Netas Telekomunikasyon A.S...............................   1,158      169,443
   Nuh Cimento Sanayi A.S...................................   9,068       55,753
   Otokar Otomotive Ve Savunma Sanayi A.S...................   1,350       24,430
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S....   5,000       15,468
  *Petkim Petrokimya Holding A.S............................  68,550       81,533
   Pinar SUT Mamulleri Sanayii A.S..........................   5,677       59,211
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.......  10,116       28,554
   Sekerbank T.A.S..........................................  82,699       44,281
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................  71,616       67,314
  *TAV Havalimanlari Holding A.S............................   9,894       52,106
  *Tekfen Holding A.S.......................................  22,283       81,251
   Tofas Turk Otomobil Fabrikasi A.S........................  14,097       62,438
   Trakya Cam Sanayii A.S...................................  32,682       47,108
   Tupras Turkiye Petrol Rafinerileri A.S...................   2,925       61,248
   Turcas Petrol A.S........................................  40,683       64,194
  *Turk Hava Yollari A.S.................................... 100,813      154,399
  *Turkcell Iletisim Hizmetleri A.S.........................   1,136        5,652
  *Turkcell Iletisim Hizmetleri A.S. ADR....................   5,699       70,440
   Turkiye Garanti Bankasi A.S..............................  61,127      225,042

                                     1208

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
TURKEY -- (Continued)
   Turkiye Halk Bankasi A.S.................................  12,538     $   87,891
   Turkiye Is Bankasi A.S...................................  92,063        210,862
   Turkiye Sinai Kalkinma Bankasi A.S....................... 117,656        152,858
   Turkiye Sise ve Cam Fabrikalari A.S......................  89,169        152,401
   Turkiye Vakiflar Bankasi T.A.O...........................  79,200        142,161
   Ulker Biskuvi Sanayi A.S.................................  18,064         54,737
   Vestel Beyaz Esya Sanayi ve Ticaret A.S..................  14,500         18,744
  *Vestel Elektronik Sanayi ve Ticaret A.S..................  24,328         30,073
  *Yapi ve Kredi Bankasi A.S................................  45,205         83,728
                                                                         ----------
TOTAL TURKEY................................................              5,334,114
                                                                         ----------
UNITED KINGDOM -- (14.7%)
   4imprint Group P.L.C.....................................     532          2,355
  *888 Holdings P.L.C....................................... 114,100        153,262
   A.G. Barr P.L.C..........................................   3,765         71,074
   Aberdeen Asset Management P.L.C.......................... 128,290        588,579
   Acal P.L.C...............................................   3,957         12,892
   Admiral Group P.L.C......................................   7,927        155,830
   Aegis Group P.L.C........................................ 161,140        464,934
  *Afren P.L.C.............................................. 208,494        456,458
   African Barrick Gold, Ltd................................   6,634         38,731
   Aga Rangemaster Group P.L.C..............................  23,457         30,466
   Aggreko P.L.C............................................  12,598        460,457
  *Allied Gold Mining P.L.C.................................  15,406         29,751
   Amec P.L.C...............................................  46,009        849,647
   Amlin P.L.C.............................................. 113,270        606,658
   Anglo American P.L.C.....................................  84,080      3,249,256
   Anglo Pacific Group P.L.C................................   9,833         51,089
   Anite P.L.C..............................................  25,991         52,275
   Antofagasta P.L.C........................................  42,486        840,317
   ARM Holdings P.L.C.......................................  33,625        284,509
   ARM Holdings P.L.C. Sponsored ADR........................  10,000        253,300
   Ashmore Group P.L.C......................................  27,484        170,698
   Ashtead Group P.L.C...................................... 131,407        526,908
   Associated British Foods P.L.C...........................  32,004        633,355
   Assura Group, Ltd........................................  61,888         30,624
  #AstraZeneca P.L.C. Sponsored ADR.........................  52,095      2,286,970
   Aveva Group P.L.C........................................   1,771         47,954
   Aviva P.L.C.............................................. 259,294      1,297,766
   Aviva P.L.C. Sponsored ADR...............................   4,483         44,964
   Babcock International Group P.L.C........................  53,786        725,955
   BAE Systems P.L.C........................................ 258,138      1,237,059
   Balfour Beatty P.L.C..................................... 120,979        512,665
   Barclays P.L.C........................................... 504,400      1,785,754
   Barclays P.L.C. Sponsored ADR............................  60,413        860,281
  *Barratt Developments P.L.C............................... 195,859        425,098
   BBA Aviation P.L.C....................................... 100,403        322,010
   Beazley P.L.C............................................ 115,063        264,868
   Bellway P.L.C............................................  28,324        361,929
   Berendsen P.L.C..........................................  34,244        286,362
  *Berkeley Group Holdings P.L.C. (The).....................  25,003        519,896
  *Betfair Group P.L.C......................................   1,416         18,160
   BG Group P.L.C...........................................  77,099      1,819,168
   BHP Billiton P.L.C.......................................  15,494        498,781
   BHP Billiton P.L.C. ADR..................................   9,453        608,395
   Bodycote P.L.C...........................................  42,113        290,846
   Booker Group P.L.C....................................... 102,019        130,817
   Bovis Homes Group P.L.C..................................  33,089        248,284
   BP P.L.C.................................................   1,306          9,435
   BP P.L.C. Sponsored ADR.................................. 216,329      9,390,842
   Braemar Shipping Services P.L.C..........................     660          4,073

                                     1209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
UNITED KINGDOM -- (Continued)
   Brammer P.L.C............................................   5,482     $ 32,704
   Brewin Dolphin Holdings P.L.C............................  44,621      118,420
   British American Tobacco P.L.C...........................  12,488      640,505
   British American Tobacco P.L.C. Sponsored ADR............   1,800      185,256
   British Sky Broadcasting Group P.L.C. Sponsored ADR......   4,853      214,415
   Britvic P.L.C............................................  21,967      136,292
   BT Group P.L.C. Sponsored ADR............................  17,500      599,550
  *BTG P.L.C................................................  50,010      308,509
   Bunzl P.L.C..............................................  35,708      593,294
   Burberry Group P.L.C.....................................  26,952      649,660
  *Bwin.Party Digital Entertainment P.L.C...................  39,238       98,616
   Cable & Wireless Communications P.L.C.................... 252,269      135,011
   Cable & Wireless Worldwide P.L.C......................... 344,179      198,211
  *Cairn Energy P.L.C.......................................  52,848      296,106
   Camellia P.L.C...........................................     400       63,335
  *Cape P.L.C...............................................  18,329      112,171
   Capita P.L.C.............................................  24,608      265,029
   Capital & Counties Properties P.L.C......................  14,668       47,383
  *Capital & Regional P.L.C.................................  19,615       10,669
   Carillion P.L.C..........................................  95,449      452,099
   Carnival P.L.C...........................................  14,078      457,279
   Carnival P.L.C. ADR......................................   3,391      110,275
   Carphone Warehouse Group P.L.C...........................   9,867       20,952
   Castings P.L.C...........................................   1,976        9,402
   Catlin Group, Ltd........................................  79,185      542,511
  *Centamin P.L.C........................................... 137,112      153,087
   Centrica P.L.C........................................... 153,109      761,797
   Charles Stanley Group P.L.C..............................     382        1,798
   Chemring Group P.L.C.....................................  24,990      132,469
   Chesnara P.L.C...........................................  16,414       46,929
   Chime Communications P.L.C...............................   5,226       18,490
   Cineworld Group P.L.C....................................  18,398       60,622
  *Clinton Cards P.L.C......................................  19,726        2,561
   Close Brothers Group P.L.C...............................  31,600      378,278
   Cobham P.L.C............................................. 183,488      674,682
  *Colt Group SA............................................  50,348       86,941
   Compass Group P.L.C......................................  67,952      710,391
   Computacenter P.L.C......................................  32,550      219,397
  *Connaught P.L.C..........................................  12,993           --
   Consort Medical P.L.C....................................   5,759       61,979
   Cookson Group P.L.C......................................  61,730      727,184
   Costain Group P.L.C......................................   7,600       27,456
   Cranswick P.L.C..........................................  10,551      137,866
   Croda International P.L.C................................  10,466      379,066
   CSR P.L.C................................................  40,886      153,007
   Daily Mail & General Trust P.L.C. Series A...............  31,357      211,917
   Dairy Crest Group P.L.C..................................  31,624      154,528
   De La Rue P.L.C..........................................  16,121      255,413
   Debenhams P.L.C.......................................... 311,419      417,579
   Dechra Pharmaceuticals P.L.C.............................   6,758       50,703
   Development Securities P.L.C.............................  21,496       57,560
   Devro P.L.C..............................................  32,535      162,824
   Diageo P.L.C.............................................  11,221      283,031
   Diageo P.L.C. Sponsored ADR..............................   3,600      364,032
   Dialight P.L.C...........................................   1,657       28,025
   Dignity P.L.C............................................   5,273       71,905
   Diploma P.L.C............................................  23,973      178,491
  *Dixons Retail P.L.C...................................... 691,776      200,056
   Domino Printing Sciences P.L.C...........................  20,220      196,252
   Domino's Pizza UK & IRL P.L.C............................   5,403       38,673
   Drax Group P.L.C.........................................  79,812      703,262

                                     1210

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
UNITED KINGDOM -- (Continued)
   DS Smith P.L.C........................................... 175,193     $  477,228
   E2V Technologies P.L.C...................................  21,031         50,111
   easyJet P.L.C............................................  36,277        292,073
   Electrocomponents P.L.C..................................  67,823        251,016
   Elementis P.L.C..........................................  78,622        265,476
  *EnQuest P.L.C............................................ 114,287        235,114
  *Enterprise Inns P.L.C.................................... 131,003        130,800
  *Essar Energy P.L.C.......................................   5,755         13,719
   Eurasian Natural Resources Corp. P.L.C...................  32,042        292,086
   Euromoney Institutional Investor P.L.C...................  10,525        134,119
  *Evraz P.L.C..............................................  26,252        157,671
  *Exillon Energy P.L.C.....................................   3,012          6,793
   Experian P.L.C...........................................  55,885        882,663
   F&C Asset Management P.L.C............................... 121,110        132,373
   Fenner P.L.C.............................................  46,111        337,454
   Ferrexpo P.L.C...........................................  17,648         83,941
   Fiberweb P.L.C...........................................   5,671          5,343
   Fidessa Group P.L.C......................................   2,349         59,077
   Filtrona P.L.C...........................................  45,981        346,717
  *Findel P.L.C............................................. 158,182          9,218
   FirstGroup P.L.C.........................................  81,781        258,580
   Fortune Oil P.L.C........................................ 115,186         20,230
   French Connection Group P.L.C............................  18,083         12,734
   Fresnillo P.L.C..........................................   4,140        105,484
   G4S P.L.C................................................ 249,405      1,131,554
   Galliford Try P.L.C......................................  15,652        165,923
  *Gem Diamonds, Ltd........................................  22,136         93,157
   Genus P.L.C..............................................  11,662        267,350
   GKN P.L.C................................................ 268,385        887,677
   GlaxoSmithKline P.L.C. Sponsored ADR.....................  22,100      1,021,683
   Go-Ahead Group P.L.C.....................................   6,307        116,725
  *Greencore Group P.L.C.................................... 118,608        136,196
   Greene King P.L.C........................................  50,527        418,705
   Greggs P.L.C.............................................  20,903        170,174
   Halfords Group P.L.C.....................................  42,888        191,522
   Halma P.L.C..............................................  56,059        368,663
   Hansard Global P.L.C.....................................  17,609         42,196
  *Hardy Oil & Gas P.L.C....................................  11,545         27,886
   Hardy Underwriting Group P.L.C...........................   1,763          7,926
   Hargreaves Lansdown P.L.C................................  12,626        107,879
   Hays P.L.C...............................................  99,275        144,064
   Headlam Group P.L.C......................................   8,095         38,606
   Helical Bar P.L.C........................................  19,925         61,368
   Henderson Group P.L.C.................................... 203,613        400,605
  *Heritage Oil P.L.C.......................................  20,575         49,727
   Hikma Pharmaceuticals P.L.C..............................  22,219        226,485
   Hill & Smith Holdings P.L.C..............................  15,225         81,566
   Hiscox, Ltd..............................................  85,100        550,383
   Hochschild Mining P.L.C..................................  26,850        219,341
   Hogg Robinson Group P.L.C................................   5,845          6,643
   Home Retail Group P.L.C.................................. 126,161        218,255
   Homeserve P.L.C..........................................  17,035         69,815
  *Howden Joinery Group P.L.C...............................  68,123        135,093
   HSBC Holdings P.L.C...................................... 337,515      3,046,811
   HSBC Holdings P.L.C. Sponsored ADR....................... 169,832      7,671,311
   Hunting P.L.C............................................  22,884        353,356
   Huntsworth P.L.C.........................................  53,480         41,253
   Hyder Consulting P.L.C...................................   2,420         15,503
   ICAP P.L.C...............................................  84,273        519,443
   IG Group Holdings P.L.C..................................  52,723        396,163
  *Imagination Technologies Group P.L.C.....................  28,730        320,531

                                     1211

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES        VALUE++
                                                             ---------     ----------
UNITED KINGDOM -- (Continued)
   IMI P.L.C................................................    39,971     $  642,092
   Imperial Tobacco Group P.L.C.............................    45,625      1,824,567
   Inchcape P.L.C...........................................    89,916        534,199
   Informa P.L.C............................................   112,909        759,913
  *Inmarsat P.L.C...........................................    66,511        474,604
  *Innovation Group P.L.C...................................   114,038         39,400
   Intercontinental Hotels Group P.L.C. ADR.................    14,100        336,708
  *International Consolidated Airlines Group SA.............   218,787        626,591
  *International Consolidated Airlines Group SA.............    10,448         30,057
  *International Ferro Metals, Ltd..........................    99,556         26,556
   International Power P.L.C................................   139,645        944,623
   Interserve P.L.C.........................................    29,922        138,879
   Intertek Group P.L.C.....................................     6,743        275,309
   Invensys P.L.C...........................................    62,378        225,023
   Investec P.L.C...........................................   115,015        663,324
  *IP Group P.L.C...........................................    44,726        105,620
   ITE Group P.L.C..........................................    13,684         50,183
   ITV P.L.C................................................   527,914        717,342
   James Fisher & Sons P.L.C................................     7,969         72,843
   Jardine Lloyd Thompson Group P.L.C.......................     9,264        105,718
   JD Sports Fashion P.L.C..................................     5,059         67,337
   JD Wetherspoon P.L.C.....................................    23,870        157,124
   JKX Oil & Gas P.L.C......................................    20,803         46,336
   John Menzies P.L.C.......................................    16,607        175,556
  *John Wood Group P.L.C....................................    72,013        914,453
   Johnson Matthey P.L.C....................................    23,601        886,252
   Jupiter Fund Management P.L.C............................    18,786         69,649
   Kazakhmys P.L.C..........................................    30,544        428,752
   Kcom Group P.L.C.........................................    56,484         65,095
   Keller Group P.L.C.......................................     8,903         65,049
   Kesa Electricals P.L.C...................................    78,383         69,326
   Kier Group P.L.C.........................................     5,704        107,978
   Kingfisher P.L.C.........................................   409,408      1,930,754
  *Kofax P.L.C..............................................    12,460         57,903
   Ladbrokes P.L.C..........................................    78,214        227,780
   Laird P.L.C..............................................    58,101        203,953
   Lamprell P.L.C...........................................    32,596        184,377
   Lancashire Holdings, Ltd.................................    33,510        438,016
   Laura Ashley Holdings P.L.C..............................    51,893         19,764
   Lavendon Group P.L.C.....................................    44,236         86,584
   Legal & General Group P.L.C.............................. 1,002,504      1,914,188
  *Lloyds Banking Group P.L.C...............................   735,935        369,398
  *Lloyds Banking Group P.L.C. Sponsored ADR................   335,825        658,217
   Logica P.L.C.............................................   214,297        271,170
   London Stock Exchange Group P.L.C........................    28,933        510,834
   Lonmin P.L.C.............................................    19,787        335,850
   Lookers P.L.C............................................    34,191         34,968
   Low & Bonar P.L.C........................................    44,867         41,699
  *Man Group P.L.C..........................................   258,929        435,003
   Management Consulting Group P.L.C........................    25,041         15,656
   Marks & Spencer Group P.L.C..............................   188,033      1,089,798
   Marshalls P.L.C..........................................    34,860         52,722
   Marston's P.L.C..........................................   132,282        209,496
  *McBride P.L.C............................................    42,318         87,243
  *McBride P.L.C. Redeemable B Shares.......................   846,360          1,374
  *Mears Group P.L.C........................................    12,210         51,882
   Mecom Group P.L.C........................................     4,221         10,277
   Meggitt P.L.C............................................   140,002        928,404
   Melrose P.L.C............................................    73,549        521,903
   Melrose Resources P.L.C..................................     2,371          4,669
   Michael Page International P.L.C.........................    20,330        137,374

                                     1212

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
UNITED KINGDOM -- (Continued)
   Micro Focus International P.L.C..........................   5,530     $   41,756
   Millennium & Copthorne Hotels P.L.C......................  33,988        268,038
  *Misys P.L.C..............................................  45,676        258,676
  *Mitchells & Butlers P.L.C................................  39,647        169,804
   Mitie Group P.L.C........................................  74,055        350,653
   Mondi P.L.C..............................................  75,740        704,263
   Moneysupermarket.com Group P.L.C.........................  76,979        166,646
   Morgan Crucible Co. P.L.C................................  61,543        324,738
   Morgan Sindall Group P.L.C...............................   6,889         74,540
   Mothercare P.L.C.........................................  19,114         53,001
  *Mouchel Group P.L.C......................................   5,749            537
   N Brown Group P.L.C......................................  29,289        108,967
   National Express Group P.L.C.............................  68,518        241,023
   National Grid P.L.C......................................   3,316         35,808
   National Grid P.L.C. Sponsored ADR.......................  15,882        859,057
   New World Resources P.L.C. Series A......................   3,300         21,803
   Next P.L.C...............................................  12,985        617,533
  *Northgate P.L.C..........................................  22,554         72,886
   Novae Group P.L.C........................................  10,009         60,141
  *Ocado Group P.L.C........................................  23,665         49,886
   Old Mutual P.L.C......................................... 629,589      1,515,154
   Oxford Instruments P.L.C.................................   5,840        116,036
   Pace P.L.C...............................................  58,128         68,647
   PayPoint P.L.C...........................................   4,568         47,420
   Pearson P.L.C............................................   3,121         58,787
   Pearson P.L.C. Sponsored ADR.............................  62,532      1,184,356
  *Pendragon P.L.C.......................................... 223,487         53,525
   Pennon Group P.L.C.......................................  40,643        485,274
   Persimmon P.L.C..........................................  66,862        681,942
   Petrofac, Ltd............................................  18,548        523,783
   Petropavlovsk P.L.C......................................  37,581        291,588
   Phoenix Group Holdings P.L.C.............................      98            840
   Phoenix IT Group, Ltd....................................   2,221          7,106
   Photo-Me International P.L.C.............................  39,461         28,548
   Premier Farnell P.L.C....................................  42,543        148,458
  *Premier Foods P.L.C...................................... 533,257        140,722
  *Premier Oil P.L.C........................................  78,936        480,362
   Provident Financial P.L.C................................   8,011        150,296
   Prudential P.L.C......................................... 133,912      1,641,215
   Prudential P.L.C. ADR....................................  39,541        969,150
  *Punch Taverns P.L.C...................................... 158,338         25,136
   PV Crystalox Solar P.L.C.................................  43,221          3,174
   PZ Cussons P.L.C.........................................  23,540        126,998
   Qinetiq P.L.C............................................ 141,445        351,305
  *Quintain Estates & Development P.L.C.....................  59,057         36,691
   Randgold Resources, Ltd..................................   1,838        163,144
   Rathbone Brothers P.L.C..................................   4,385         94,156
  *Raven Russia, Ltd........................................   7,827          7,906
   Reckitt Benckiser Group P.L.C............................  10,751        625,853
  *Redrow P.L.C.............................................  58,976        117,830
   Reed Elsevier P.L.C. ADR.................................   6,110        201,936
   Regus P.L.C.............................................. 126,840        219,881
   Renishaw P.L.C...........................................   5,546        130,470
  *Rentokil Initial P.L.C................................... 241,412        339,554
   Resolution, Ltd.......................................... 299,387      1,087,586
   Restaurant Group P.L.C...................................  26,063        118,843
   Rexam P.L.C.............................................. 188,817      1,318,037
   Ricardo P.L.C............................................  11,315         63,426
   Rightmove P.L.C..........................................  14,038        351,229
   Rio Tinto P.L.C..........................................  18,769      1,052,094
  #Rio Tinto P.L.C. Sponsored ADR...........................  39,232      2,199,738

                                     1213

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
UNITED KINGDOM -- (Continued)
  *RM P.L.C.................................................    12,287     $    16,540
   Robert Walters P.L.C.....................................    18,804          77,971
  *Rolls-Royce Holdings P.L.C...............................   117,120       1,565,947
   Rotork P.L.C.............................................     6,805         243,827
  *Royal Bank of Scotland Group P.L.C....................... 1,024,822         404,298
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........     3,700          29,304
   Royal Dutch Shell P.L.C. ADR.............................   173,404      12,720,917
   Royal Dutch Shell P.L.C. Series A........................     2,213          78,929
   Royal Dutch Shell P.L.C. Series B........................    59,695       2,184,514
   RPC Group P.L.C..........................................    36,380         218,092
   RPS Group P.L.C..........................................    57,716         222,106
   RSA Insurance Group P.L.C................................   749,640       1,278,197
   SABMiller P.L.C..........................................    30,600       1,286,073
   Safestore Holdings P.L.C.................................    22,232          40,417
   Sage Group P.L.C.........................................   228,723       1,062,666
   Sainsbury (J.) P.L.C.....................................   152,837         764,023
  *Salamander Energy P.L.C..................................    37,520         151,629
   Savills P.L.C............................................    30,035         174,365
   Schroders P.L.C..........................................    20,241         465,864
   Schroders P.L.C. Non-Voting..............................     9,829         179,586
   SDL P.L.C................................................    20,333         235,187
   Senior P.L.C.............................................   105,537         364,907
   Serco Group P.L.C........................................    35,217         310,332
   Severfield-Rowen P.L.C...................................    16,707          50,245
   Severn Trent P.L.C.......................................    18,370         503,783
   Shanks Group P.L.C.......................................    87,744         131,869
   Shire P.L.C. ADR.........................................     3,900         380,484
   SIG P.L.C................................................    84,761         144,947
   Smith & Nephew P.L.C. Sponsored ADR......................     6,600         325,248
   Smiths Group P.L.C.......................................    26,800         465,509
   Smiths News P.L.C........................................    40,578          65,526
  *Soco International P.L.C.................................    45,267         220,663
  *Southern Cross Healthcare Group P.L.C....................    27,892              --
   Spectris P.L.C...........................................    17,304         529,820
   Speedy Hire P.L.C........................................    55,394          24,767
   Spirax-Sarco Engineering P.L.C...........................     9,387         351,436
   Spirent Communications P.L.C.............................    84,310         232,693
  *Spirit Pub Co. P.L.C.....................................   158,338         142,606
  *Sports Direct International P.L.C........................    38,350         188,131
   SSE P.L.C................................................    54,270       1,163,735
   St. Ives Group P.L.C.....................................     9,000          11,395
   St. James's Place P.L.C..................................    30,767         165,136
   St. Modwen Properties P.L.C..............................    38,644         105,273
   Stagecoach Group P.L.C...................................    58,891         237,091
   Standard Chartered P.L.C.................................   158,961       3,885,910
   Standard Life P.L.C......................................   397,367       1,442,048
   Sthree P.L.C.............................................    10,289          57,843
  *SuperGroup P.L.C.........................................     5,121          28,924
   Synergy Health P.L.C.....................................    14,501         195,611
   TalkTalk Telecom Group P.L.C.............................    79,276         164,062
  *Talvivaara Mining Co. P.L.C..............................    19,546          58,110
   Tate & Lyle P.L.C........................................    66,559         746,077
  *Taylor Wimpey P.L.C......................................   767,384         625,910
  *Telecity Group P.L.C.....................................    21,324         279,479
   Telecom Plus P.L.C.......................................     5,150          57,121
   TESCO P.L.C..............................................   362,537       1,868,038
   Thomas Cook Group P.L.C..................................   118,795          43,400
   Topps Tiles P.L.C........................................    17,420          11,171
   Travis Perkins P.L.C.....................................    50,721         865,341
  *Trinity Mirror P.L.C.....................................    56,180          29,645
   TT electronics P.L.C.....................................    33,119         102,143

                                     1214

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES         VALUE++
                                                             -------     --------------
UNITED KINGDOM -- (Continued)
   TUI Travel P.L.C.........................................  97,569     $      302,569
   Tullett Prebon P.L.C.....................................  44,670            249,040
   Tullow Oil P.L.C.........................................  20,507            511,620
   UBM P.L.C................................................  29,615            283,417
  *UK Coal P.L.C............................................  35,646             11,493
   Ultra Electronics Holdings P.L.C.........................   5,152            140,848
   Umeco P.L.C..............................................   3,706             34,648
   Unilever P.L.C...........................................     294             10,044
   Unilever P.L.C. Sponsored ADR............................  10,600            363,792
   Unite Group P.L.C........................................  30,144             95,561
   United Utilities Group P.L.C.............................  53,529            537,114
   United Utilities Group P.L.C. ADR........................     154              3,109
  *Vectura Group P.L.C......................................  49,345             56,960
   Vedanta Resources P.L.C..................................  21,377            423,688
   Victrex P.L.C............................................   5,665            133,496
   Vitec Group P.L.C. (The).................................   9,565            104,038
   Vodafone Group P.L.C.....................................  13,189             36,507
   Vodafone Group P.L.C. Sponsored ADR...................... 343,133          9,549,391
   Volex P.L.C..............................................   1,054              4,496
   Weir Group P.L.C. (The)..................................  28,894            799,836
   WH Smith P.LC............................................  15,166            129,720
   Whitbread P.L.C..........................................  30,353            949,550
   William Hill P.L.C....................................... 142,336            650,169
   William Morrison Supermarkets P.L.C...................... 268,636          1,223,575
  *Wincanton P.L.C..........................................  14,780             12,237
  *Wolfson Microelectronics P.L.C...........................  35,460            102,173
   Wolseley P.L.C...........................................  50,810          1,934,420
   Wolseley P.L.C. ADR......................................   1,000              3,780
   WPP P.L.C................................................     641              8,680
   WPP P.L.C. Sponsored ADR.................................  19,917          1,350,771
   WS Atkins P.L.C..........................................  10,816            127,736
   WSP Group P.L.C..........................................   6,174             25,194
  *Xchanging P.L.C..........................................  53,555             87,869
   Xstrata P.L.C............................................ 176,940          3,398,226
  *Yell Group P.L.C......................................... 588,557             37,260
   Yule Catto & Co. P.L.C...................................  33,145            125,205
                                                                         --------------
TOTAL UNITED KINGDOM........................................                180,679,999
                                                                         --------------
TOTAL COMMON STOCKS.........................................              1,166,494,187
                                                                         --------------
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
   AES Tiete SA.............................................   7,800            108,438
   Alpargatas SA............................................  12,320             99,211
   Banco ABC Brasil SA......................................  10,650             66,767
   Banco Bradesco SA Sponsored ADR..........................  61,703            989,099
   Banco Daycoval SA........................................  11,200             54,879
   Banco do Estado do Rio Grande do Sul SA Series B.........  29,650            255,878
   Banco Industrial e Comercial SA..........................  10,100             31,368
   Banco Panamericano SA....................................  27,000             87,963
   Banco Pine SA............................................     456              3,177
  *Braskem SA Preferred Series A............................  14,800            103,654
   Braskem SA Sponsored ADR.................................   7,677            112,852
  *Centrais Eletricas Brasilerias SA........................   4,000             47,740
  *Centrais Eletricas de Santa Catarina SA..................   2,600             58,434
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA....   2,800            129,325
   Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
     Series A Sponsored ADR.................................  13,040            613,271
   Cia de Bebidas das Americas SA ADR.......................  10,500            440,790
   Cia de Gas de Sao Paulo SA Preferred Series A............   1,400             33,859
   Cia de Tecidos Norte de Minas - Coteminas SA.............  11,500             25,761
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A.....................................   2,600             83,273
   Cia Energetica de Minas Gerais SA........................   5,328            104,949

                                     1215

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES         VALUE++
                                                             ----------     -----------
BRAZIL -- (Continued)
   Cia Energetica de Minas Gerais SA Sponsored ADR..........      8,112     $   200,123
   Cia Energetica de Sao Paulo SA Preferred Series B........     12,900         245,324
   Cia Energetica do Ceara SA Preferred Series A............      5,000          89,211
   Cia Ferro Ligas da Bahia - Ferbasa.......................     11,500          67,993
   Cia Paranaense de Energia SA Sponsored ADR Series A......      6,500         162,825
   Contax Participacoes SA..................................      6,800          88,472
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...      8,000         122,383
   Eucatex SA Industria e Comercio SA.......................      4,600          19,909
   Gerdau SA................................................      8,687          81,121
   Gerdau SA Sponsored ADR..................................     90,651         851,213
   Gol Linhas Aereas Inteligentes SA........................      9,600          51,018
   Inepar SA Industria e Construcoes........................     14,900          18,057
   Itau Unibanco Holding SA.................................     58,500         917,942
   Itau Unibanco Holding SA ADR.............................     18,232         286,060
  *Klabin SA................................................    103,100         493,283
  *Kroton Educacional SA....................................        198             338
   Lojas Americanas SA......................................     20,282         189,397
   Marcopolo SA.............................................     45,300         243,831
   Oi SA....................................................      4,430          26,612
   Parana Banco SA..........................................     12,000          81,840
   Petroleo Brasileiro SA ADR...............................    126,710       2,807,894
   Randon Participacoes SA..................................     26,400         139,607
   Saraiva SA Livreiros Editores............................      5,100          61,511
   Suzano Papel e Celulose SA...............................     35,625         134,004
   TAM SA...................................................     10,900         262,128
   Telefonica Brasil SA ADR.................................     12,260         349,042
   Ultrapar Participacoes SA Sponsored ADR..................     35,912         813,048
  *Unipar Participacoes SA Preferred Series B...............    143,600          21,847
   Usinas Siderurgicas de Minas Gerais SA Perferred Series
     A......................................................     56,705         325,151
   Vale SA Sponsored ADR....................................     79,950       1,729,318
                                                                            -----------
TOTAL BRAZIL................................................                 14,331,190
                                                                            -----------
CHILE -- (0.0%)
   Embotelladora Andina SA Preferred Series B...............     17,884          94,747
   Sociedad Quimica y Minera de Chile SA Sponsored ADR......        800          46,632
                                                                            -----------
TOTAL CHILE.................................................                    141,379
                                                                            -----------
GERMANY -- (0.0%)
   Porsche Automobil Holding SE.............................     12,175         743,833
                                                                            -----------
INDIA -- (0.0%)
  *Trent, Ltd...............................................         22             367
                                                                            -----------
MALAYSIA -- (0.0%)
  *TA Global Berhad.........................................    152,220          13,077
                                                                            -----------
SWEDEN -- (0.0%)
   Klovern AB...............................................        238           4,895
                                                                            -----------
UNITED KINGDOM -- (0.0%)
  *Rolls-Royce Holdings P.L.C............................... 12,414,720          20,148
                                                                            -----------
TOTAL PREFERRED STOCKS......................................                 15,254,889
                                                                            -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *M2 Telecommunications Group, Ltd. Rights 05/11/12........        895             373
                                                                            -----------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...............................     13,597              18
  *Elia System Operator SA STRIP VVPR.......................        222              55
  *Nyrstar NV STRIP VVPR....................................     10,920              29

                                     1216

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES           VALUE++
                                                                  -----------     --------------
BELGIUM -- (Continued)
   Tessenderlo Chemie NV STRIP VVPR..............................         532     $          141
                                                                                  --------------
TOTAL BELGIUM....................................................                            243
                                                                                  --------------
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12.........................      32,876              1,897
  *Cia Brasileira de Distribuicao Grupo Pao de Acucar SA
     Rights 05/31/12.............................................          20                 25
                                                                                  --------------
TOTAL BRAZIL.....................................................                          1,922
                                                                                  --------------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12............................         568                536
                                                                                  --------------
HONG KONG -- (0.0%)
  *Cheuk Nang Holdings, Ltd. Warrants 04/20/13...................         800                108
                                                                                  --------------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants...........................       1,900                 --
                                                                                  --------------
SINGAPORE -- (0.0%)
  *Sinarmas Land, Ltd. Warrants 11/18/15.........................      83,112             13,432
  *Transcu Group, Ltd. Warrants 09/01/13.........................      27,000                436
                                                                                  --------------
TOTAL SINGAPORE..................................................                         13,868
                                                                                  --------------
SOUTH KOREA -- (0.0%)
  *Kumho Industrial Co., Ltd. Rights 05/16/12....................         257                 --
                                                                                  --------------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12............          45                  6
  *Banco Santander SA Rights 04/27/12............................          12                  3
                                                                                  --------------
TOTAL SPAIN......................................................                              9
                                                                                  --------------
THAILAND -- (0.0%)
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12......      15,960             11,808
                                                                                  --------------
UNITED KINGDOM -- (0.0%)
  *Dechra Pharmaceuticals P.L.C. Rights 05/15/12.................       2,027              5,166
  *Redrow P.L.C. Rights 05/08/12.................................       8,846                 --
                                                                                  --------------
TOTAL UNITED KINGDOM.............................................                          5,166
                                                                                  --------------
TOTAL RIGHTS/WARRANTS............................................                         34,033
                                                                                  --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT           VALUE+
                                                                  -----------     --------------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (3.8%)
(S) @DFA Short Term Investment Fund..............................  45,000,000         45,000,000
        @Repurchase Agreement, Deutsche Bank Securities,
          Inc. 0.21%(r), 05/01/12 (Collateralized by FHLMC
          2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
          valued at $1,393,583) to be repurchased at
          $1,366,266............................................. $     1,366          1,366,258
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL..............................                     46,366,258
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,106,809,873).........................................                 $1,228,149,367
                                                                                  ==============

                                     1217

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES          VALUE+
                                                             ---------     ------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.4%)
  *1-800-FLOWERS.COM, Inc. Class A..........................    24,900     $     74,202
   A.H. Belo Corp. Class A..................................     2,331           10,280
   Acme United Corp.........................................     1,030           11,217
  #American Greetings Corp. Class A.........................    62,335          997,360
  *America's Car-Mart, Inc..................................     2,670          122,660
  *Arctic Cat, Inc..........................................    21,666          958,504
  *Ascent Capital Group, Inc. Class A.......................     8,564          441,046
 #*AutoNation, Inc..........................................     3,462          119,716
  *Ballantyne Strong, Inc...................................    16,433          103,857
 #*Barnes & Noble, Inc......................................    39,682          823,401
   Bassett Furniture Industries, Inc........................     2,900           31,146
  *Beasley Broadcast Group, Inc. Class A....................     9,471           48,302
  *Beazer Homes USA, Inc....................................    62,582          194,004
   bebe stores, inc.........................................    27,865          228,493
   Belo Corp. Class A.......................................    58,727          395,820
   Benihana, Inc............................................    25,245          348,129
  #Best Buy Co., Inc........................................   197,800        4,365,446
   Big 5 Sporting Goods Corp................................     7,001           58,598
  *Biglari Holdings, Inc....................................     1,846          750,085
  *Bluegreen Corp...........................................    13,073           69,287
   Blyth, Inc...............................................     4,851          426,742
   Bob Evans Farms, Inc.....................................    52,387        2,003,279
   Bon-Ton Stores, Inc. (The)...............................     2,986           18,513
   Books-A-Million, Inc.....................................    16,687           53,232
 #*Boyd Gaming Corp.........................................    27,300          209,937
   Brown Shoe Co., Inc......................................    74,697          680,490
  *Build-A-Bear Workshop, Inc...............................    30,090          135,706
  *Cabela's, Inc............................................    53,051        2,005,858
  *Cache, Inc...............................................    19,581          122,185
   Callaway Golf Co.........................................   129,713          795,141
  *Cambium Learning Group, Inc..............................    37,733           85,654
  *Canterbury Park Holding Corp.............................     2,755           31,379
   Carnival Corp............................................   489,649       15,908,696
   Carriage Services, Inc...................................    20,916          156,870
  *Cavco Industries, Inc....................................     5,860          302,376
  #CBS Corp. Class A........................................    28,712          978,505
   CBS Corp. Class B........................................   276,866        9,233,481
  *Charming Shoppes, Inc....................................   141,094          832,455
   Christopher & Banks Corp.................................    62,435          116,753
   Churchill Downs, Inc.....................................     8,167          484,793
   Cinemark Holdings, Inc...................................       300            6,888
  *Clear Channel Outdoor Holdings, Inc. Class A.............    17,838          135,034
  *Coast Distribution System, Inc. (The)....................       547            1,242
 #*Collective Brands, Inc...................................    65,918        1,369,117
   Comcast Corp. Class A.................................... 3,570,978      108,307,763
   Comcast Corp. Special Class A............................ 1,432,185       42,722,079
 #*Conn's, Inc..............................................    25,450          416,107
   Core-Mark Holding Co., Inc...............................    24,059          928,677
  *Corinthian Colleges, Inc.................................    30,196          115,953
   CSS Industries, Inc......................................    13,050          249,907
  *Culp, Inc................................................    10,036          114,912
  *Cybex International, Inc.................................    29,063           67,426
   D.R. Horton, Inc.........................................   208,125        3,402,844
  *dELiA*s, Inc.............................................    22,143           34,100
  *Delta Apparel, Inc.......................................     7,832          112,076
   Destination Maternity Corp...............................     3,184           63,171
   Dillard's, Inc. Class A..................................   120,300        7,766,568
  *DineEquity, Inc..........................................     2,769          134,518

                                     1218

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Consumer Discretionary -- (Continued)
  *Discovery Communications, Inc. Class B...................   3,762     $   216,127
  *Discovery Communications, Inc. Class C...................   5,089         252,872
  *Dixie Group, Inc. (The)..................................  11,800          45,784
  *Dorman Products, Inc.....................................  10,356         494,810
   Dover Downs Gaming & Entertainment, Inc..................   5,935          16,024
  *Dover Motorsports, Inc...................................  15,098          21,892
 #*DreamWorks Animation SKG, Inc. Class A...................  51,184         921,824
 #*Duckwall-ALCO Stores, Inc................................     700           5,607
  *E.W. Scripps Co. Class A (The)...........................  41,061         376,119
 #*Education Management Corp................................  14,803         183,557
   Educational Development Corp.............................   1,679           7,740
   Escalade, Inc............................................     377           2,202
  *Exide Technologies.......................................  12,623          36,354
  *Federal-Mogul Corp.......................................  40,785         527,350
   Finish Line, Inc. Class A (The)..........................     552          12,288
  *Fisher Communications, Inc...............................   9,042         296,487
 #*Flanigan's Enterprises, Inc..............................     865           6,297
   Flexsteel Industries, Inc................................   2,068          41,381
   Foot Locker, Inc......................................... 140,973       4,312,364
   Fred's, Inc. Class A.....................................  45,730         654,854
   Frisch's Restaurants, Inc................................     600          15,936
  *Fuel Systems Solutions, Inc..............................  11,586         271,692
  *Full House Resorts, Inc..................................   2,574           7,851
  *Furniture Brands International, Inc......................  12,573          19,865
  *Gaiam, Inc. Class A......................................   5,988          23,653
  #GameStop Corp. Class A................................... 104,752       2,384,156
   Gaming Partners International Corp.......................     800           5,416
  #Gannett Co., Inc......................................... 119,639       1,653,411
  *Gaylord Entertainment Co.................................  45,753       1,440,304
 #*General Motors Co........................................ 674,707      15,518,261
  *Genesco, Inc.............................................  24,191       1,814,325
  *G-III Apparel Group, Ltd.................................     456          12,244
  *Gray Television, Inc.....................................   5,550           9,990
  *Great Wolf Resorts, Inc..................................  42,789         335,466
  #Group 1 Automotive, Inc..................................  57,936       3,353,336
  *Hallwood Group, Inc. (The)...............................     296           3,049
   Harte-Hanks, Inc.........................................  14,206         119,330
  *Hastings Entertainment, Inc..............................     400             812
   Haverty Furniture Cos., Inc..............................  34,353         412,236
  *Helen of Troy, Ltd.......................................  64,389       2,227,859
 #*hhgregg, Inc.............................................  36,388         380,618
  *Hollywood Media Corp.....................................  19,037          20,941
   Hooker Furniture Corp....................................  14,814         175,398
   Hot Topic, Inc...........................................  32,189         315,452
  *Hyatt Hotels Corp. Class A...............................  12,101         520,706
  *Iconix Brand Group, Inc..................................  95,618       1,466,780
   International Speedway Corp. Class A.....................  24,844         663,086
  *Isle of Capri Casinos, Inc...............................  18,096         113,100
  *J. Alexander's Corp......................................   9,196          78,994
  #J.C. Penney Co., Inc..................................... 208,599       7,522,080
  #JAKKS Pacific, Inc.......................................  15,841         302,088
   Jarden Corp.............................................. 108,050       4,530,536
  *Johnson Outdoors, Inc. Class A...........................  18,189         335,951
   Jones Group, Inc. (The).................................. 106,821       1,198,532
  *Journal Communications, Inc. Class A.....................  77,674         325,454
  #KB Home..................................................  30,800         267,344
  *Kenneth Cole Productions, Inc. Class A...................  18,501         294,721
  *Kid Brands, Inc..........................................  10,476          24,619
  *K-Swiss, Inc. Class A....................................     639           2,352
   Lacrosse Footwear, Inc...................................     461           5,947
  *Lakeland Industries, Inc.................................  11,757         122,861

                                     1219

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Consumer Discretionary -- (Continued)
  *La-Z-Boy, Inc............................................    42,332     $   637,943
  *LeapFrog Enterprises, Inc................................     2,499          23,341
  *Lee Enterprises, Inc.....................................    38,128          43,085
  #Lennar Corp. Class A.....................................   224,100       6,216,534
   Lennar Corp. Class B Voting..............................     7,868         178,053
  *Liberty Interactive Corp. Class A........................   882,463      16,625,603
  *Liberty Interactive Corp. Class B........................    35,706         672,344
  *Liberty Media Corp.--Liberty Capital Class A.............    96,382       8,427,667
  *Liberty Media Corp.--Liberty Capital Class B.............     7,622         656,712
   Lifetime Brands, Inc.....................................    17,058         198,726
   Lincoln Educational Services Corp........................     5,300          38,902
   Lithia Motors, Inc. Class A..............................    34,933         937,252
  *Live Nation Entertainment, Inc...........................   147,097       1,332,699
   Lowe's Cos., Inc.........................................   426,902      13,434,606
  *Luby's, Inc..............................................    44,483         272,236
  *M/I Homes, Inc...........................................    37,930         504,469
   Mac-Gray Corp............................................    13,366         199,153
   Macy's, Inc..............................................   155,548       6,380,579
  *Madison Square Garden Co. Class A (The)..................    29,558       1,063,201
   Marcus Corp..............................................    28,765         359,850
  *MarineMax, Inc...........................................    25,977         276,915
 #*Martha Stewart Living Omnimedia Class A..................    11,763          41,994
  *McClatchy Co. Class A (The)..............................    58,519         159,172
   MDC Holdings, Inc........................................    18,400         517,224
 #*Media General, Inc. Class A..............................    25,196          89,950
   Men's Wearhouse, Inc. (The)..............................    52,860       1,957,934
  #Meredith Corp............................................    32,676         942,049
  *Meritage Homes Corp......................................    28,156         799,349
  *MGM Resorts International................................   251,100       3,369,762
  *Modine Manufacturing Co..................................       100             790
 #*Mohawk Industries, Inc...................................    98,740       6,617,555
  *Monarch Casino & Resort, Inc.............................     3,439          33,290
 #*Motorcar Parts of America, Inc...........................    14,074         106,399
   Movado Group, Inc........................................    36,900       1,046,115
  *MTR Gaming Group, Inc....................................    24,536         124,888
  *Multimedia Games Holding Co., Inc........................    26,639         302,619
  *Nautilus, Inc............................................     1,532           3,968
  *Navarre Corp.............................................       340             615
  *Nevada Gold & Casinos, Inc...............................       900           1,188
  *New Frontier Media, Inc..................................    20,483          32,158
  *New York & Co., Inc......................................     7,626          30,123
  #News Corp. Class A....................................... 1,631,529      31,977,968
   News Corp. Class B.......................................   621,962      12,339,726
  *Office Depot, Inc........................................    39,945         121,433
  *OfficeMax, Inc...........................................    32,198         149,721
  *Orbitz Worldwide, Inc....................................     3,775          13,779
  *Orchard Supply Hardware Stores Corp. Class A.............     5,735         123,130
  *Orient-Express Hotels, Ltd. Class A......................    81,098         866,938
   Outdoor Channel Holdings, Inc............................    37,022         273,963
  *Pacific Sunwear of California, Inc.......................    48,428          71,189
 #*Penn National Gaming, Inc................................    63,446       2,853,801
   Penske Automotive Group, Inc.............................    43,845       1,159,262
   Pep Boys--Manny, Moe & Jack (The)........................    81,600       1,218,288
  *Perfumania Holdings, Inc.................................       541           4,350
  *Perry Ellis International, Inc...........................    23,892         447,019
  *Pinnacle Entertainment, Inc..............................    71,930         798,423
 #*PulteGroup, Inc..........................................   143,221       1,409,295
   PVH Corp.................................................    35,525       3,154,620
  *Quiksilver, Inc..........................................    78,690         272,267
 #*Radio One, Inc. Class D..................................    14,255          15,966
  #RadioShack Corp..........................................    90,200         467,236

                                     1220

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Consumer Discretionary -- (Continued)
  *Red Lion Hotels Corp.....................................    18,401     $    153,464
  *Red Robin Gourmet Burgers, Inc...........................    31,175        1,111,700
  #Regis Corp...............................................    65,192        1,196,273
   Rent-A-Center, Inc.......................................    78,435        2,683,261
  *Rick's Cabaret International, Inc........................    13,375          123,986
  *Rocky Brands, Inc........................................    10,329          146,155
   Royal Caribbean Cruises, Ltd.............................   322,500        8,826,825
  *Ruby Tuesday, Inc........................................    68,262          464,182
  *Saga Communications, Inc. Class A........................     6,520          245,543
 #*Saks, Inc................................................   105,202        1,153,014
   Salem Communications Corp. Class A.......................    12,746           68,319
   Scholastic Corp..........................................    38,300        1,170,065
  *School Specialty, Inc....................................     3,915           12,802
  *Scientific Games Corp. Class A...........................    41,635          423,012
 #*Sears Holdings Corp......................................   130,528        7,019,796
   Service Corp. International..............................   277,569        3,214,249
   Shiloh Industries, Inc...................................    24,793          227,848
  *Shoe Carnival, Inc.......................................    33,450          650,268
 #*Skechers U.S.A., Inc. Class A............................    49,610          926,219
   Sonic Automotive, Inc. Class A...........................     2,179           36,651
   Spartan Motors, Inc......................................    27,068          117,746
   Speedway Motorsports, Inc................................    52,382          893,637
  *Sport Chalet, Inc. Class A...............................       875            1,146
  *Sport Chalet, Inc. Class B...............................       299              504
   Stage Stores, Inc........................................    60,550          924,598
   Standard Motor Products, Inc.............................    37,342          562,744
  *Stanley Furniture Co., Inc...............................    16,348           73,566
  #Staples, Inc.............................................   497,525        7,661,885
  *Stein Mart, Inc..........................................    24,855          159,569
  *Steinway Musical Instruments, Inc........................    14,858          374,570
   Stewart Enterprises, Inc. Class A........................    85,569          540,796
   Strattec Security Corp...................................     5,556          121,121
   Superior Industries International, Inc...................    44,353          758,880
   Superior Uniform Group, Inc..............................     8,978          105,492
  *Syms Corp................................................       617            6,411
  *Systemax, Inc............................................    12,928          221,974
  *Tandy Brands Accessories, Inc............................     7,878           13,314
   Tandy Leather Factory, Inc...............................       500            2,570
   Time Warner Cable, Inc...................................   693,942       55,827,634
  #Time Warner, Inc......................................... 1,534,860       57,495,856
 #*Toll Brothers, Inc.......................................   203,299        5,163,795
  *Trans World Entertainment Corp...........................     5,781           12,892
  *Tuesday Morning Corp.....................................    60,500          244,420
  *Unifi, Inc...............................................    43,422          482,853
  *Universal Electronics, Inc...............................     1,564           26,463
   Vail Resorts, Inc........................................    14,200          579,076
  *VOXX International Corp..................................    37,868          480,545
   Walt Disney Co. (The)....................................    26,220        1,130,344
  #Washington Post Co. Class B..............................     5,780        2,185,823
   Wendy's Co. (The)........................................   254,304        1,238,460
  *West Marine, Inc.........................................    27,355          320,327
  *Wet Seal, Inc. Class A (The).............................    21,936           72,169
   Whirlpool Corp...........................................    30,049        1,923,737
  *WMS Industries, Inc......................................    41,662        1,021,136
   Wyndham Worldwide Corp...................................   262,116       13,194,919
                                                                           ------------
Total Consumer Discretionary................................                583,600,655
                                                                           ------------
Consumer Staples -- (7.6%)
   Alico, Inc...............................................       960           21,830
  *Alliance One International, Inc..........................    43,177          152,847
   Andersons, Inc. (The)....................................    20,602        1,038,341

                                     1221

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Consumer Staples -- (Continued)
   Archer-Daniels-Midland Co................................   813,476     $ 25,079,465
   B&G Foods, Inc...........................................    11,806          262,565
   Bunge, Ltd...............................................   121,368        7,828,236
   CCA Industries, Inc......................................     8,323           38,785
  *Central Garden & Pet Co..................................    37,083          392,338
  *Central Garden & Pet Co. Class A.........................    60,653          648,381
  *Chiquita Brands International, Inc.......................    70,190          596,615
  *Constellation Brands, Inc. Class A.......................   249,042        5,379,307
  *Constellation Brands, Inc. Class B.......................    12,715          276,551
   Corn Products International, Inc.........................    62,117        3,544,396
  *Craft Brew Alliance, Inc.................................    11,669           89,851
   CVS Caremark Corp........................................ 1,510,745       67,409,442
 #*Dole Food Co., Inc.......................................    19,567          165,928
 #*Elizabeth Arden, Inc.....................................     9,416          367,036
  *Farmer Bros. Co..........................................    10,645           96,869
   Fortune Brands, Inc......................................   149,626        8,495,764
   Fresh Del Monte Produce, Inc.............................    39,780          921,703
  #Griffin Land & Nurseries, Inc............................     1,500           36,120
  *Hain Celestial Group, Inc (The)..........................    43,646        2,064,456
  *Imperial Sugar Co........................................    11,854           48,009
   Ingles Markets, Inc. Class A.............................    14,812          257,581
   J.M. Smucker Co..........................................   108,204        8,616,285
  *John B. Sanfilippo & Son, Inc............................     9,100          131,586
   Kraft Foods, Inc. Class A................................ 2,081,099       82,973,417
  *Mannatech, Inc...........................................       717            3,255
   MGP Ingredients, Inc.....................................     4,788           22,264
   Molson Coors Brewing Co. Class A.........................     1,908           79,754
  #Molson Coors Brewing Co. Class B.........................   190,750        7,931,385
   Nash-Finch Co............................................     5,403          135,615
  *Nutraceutical International Corp.........................    17,801          272,889
   Oil-Dri Corp. of America.................................       447            9,459
  *Omega Protein Corp.......................................    27,752          198,704
  *Pantry, Inc. (The).......................................    26,158          333,776
  *Physicians Formula Holdings, Inc.........................    15,201           47,123
  *Post Holdings, Inc.......................................    28,223          839,634
  *Prestige Brands Holdings, Inc............................   112,017        1,903,169
  *Ralcorp Holdings, Inc....................................    59,647        4,342,898
  #Safeway, Inc.............................................   157,807        3,208,216
   Sanderson Farms, Inc.....................................    16,100          830,921
  *Seneca Foods Corp. Class A...............................     6,301          146,750
  *Seneca Foods Corp. Class B...............................       300            7,014
  *Smart Balance, Inc.......................................    76,099          448,984
 #*Smithfield Foods, Inc....................................   185,173        3,881,226
   Snyders-Lance, Inc.......................................    13,134          339,908
   Spartan Stores, Inc......................................    32,649          595,191
  *Spectrum Brands Holdings, Inc............................    46,130        1,591,946
  #SUPERVALU, Inc...........................................   149,746          889,491
  *Susser Holdings Corp.....................................    12,360          329,888
 #*TreeHouse Foods, Inc.....................................    16,925          973,357
   Tyson Foods, Inc. Class A................................   405,030        7,391,798
   Universal Corp...........................................    22,890        1,049,049
   Weis Markets, Inc........................................    11,602          517,449
                                                                           ------------
Total Consumer Staples......................................                255,254,817
                                                                           ------------
Energy -- (14.8%)
   Adams Resources & Energy, Inc............................     6,758          410,413
   Alon USA Energy, Inc.....................................    33,484          302,695
   Anadarko Petroleum Corp..................................   845,068       61,867,428
   Apache Corp..............................................   292,215       28,035,107
 #*Approach Resources, Inc..................................     7,782          279,218
  *Atwood Oceanics, Inc.....................................     4,600          203,918

                                     1222

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Energy -- (Continued)
   Baker Hughes, Inc........................................     3,891     $    171,632
  *Barnwell Industries, Inc.................................     8,038           25,360
  #Berry Petroleum Co. Class A..............................    30,163        1,373,925
 #*Bill Barrett Corp........................................    51,500        1,234,970
   Bolt Technology Corp.....................................     4,363           62,260
 #*BPZ Resources, Inc.......................................     6,960           28,188
  #Bristow Group, Inc.......................................    42,400        2,071,240
   Cabot Oil & Gas Corp.....................................     1,746           61,354
  *Cal Dive International, Inc..............................    75,291          291,376
  #Chesapeake Energy Corp...................................   624,655       11,518,638
   Chevron Corp.............................................   452,159       48,182,063
   Cimarex Energy Co........................................     2,400          165,864
  *Comstock Resources, Inc..................................    32,421          569,637
   ConocoPhillips........................................... 1,766,829      126,557,961
  *Crimson Exploration, Inc.................................    30,292          165,091
   Crosstex Energy, Inc.....................................    43,961          655,019
  *CVR Energy, Inc..........................................    44,674        1,356,303
  *Dawson Geophysical Co....................................    19,178          514,929
   Delek US Holdings, Inc...................................    56,789          925,661
  *Denbury Resources, Inc...................................   289,460        5,511,318
  #DHT Holdings, Inc........................................     1,450            1,159
  *Double Eagle Petroleum Co................................     6,032           33,116
 #*Endeavour International Corp.............................    26,768          334,065
  *Energy Partners, Ltd.....................................    27,792          452,454
  *ENGlobal Corp............................................     2,318            4,636
  *Exterran Holdings, Inc...................................    79,513        1,074,221
 #*Forest Oil Corp..........................................    93,816        1,249,629
  *GeoResources, Inc........................................     4,000          150,840
  *Green Plains Renewable Energy, Inc.......................    29,097          232,485
   Gulf Island Fabrication, Inc.............................    16,384          459,080
  *Gulfmark Offshore, Inc. Class A..........................    35,505        1,710,276
 #*Harvest Natural Resources, Inc...........................    45,263          311,409
  *Helix Energy Solutions Group, Inc........................   103,010        2,102,434
   Helmerich & Payne, Inc...................................    95,808        4,923,573
  *Hercules Offshore, Inc...................................   118,866          603,839
   Hess Corp................................................   378,130       19,715,698
  *HKN, Inc.................................................    24,730           56,384
  *Hornbeck Offshore Services, Inc..........................    29,719        1,237,202
  *Key Energy Services, Inc.................................    30,500          386,130
   Marathon Oil Corp........................................   903,937       26,521,512
   Marathon Petroleum Corp..................................   451,968       18,806,388
  *Matrix Service Co........................................     3,790           51,734
  *Mitcham Industries, Inc..................................     7,044          167,365
   Murphy Oil Corp..........................................   189,426       10,412,747
  *Nabors Industries, Ltd...................................   276,982        4,611,750
   National Oilwell Varco, Inc..............................   169,032       12,805,864
  *Natural Gas Services Group, Inc..........................    17,952          234,094
  *Newpark Resources, Inc...................................    98,692          627,681
   Noble Corp...............................................    76,711        2,919,621
   Noble Energy, Inc........................................    37,400        3,714,568
  #Overseas Shipholding Group, Inc..........................    15,300          179,010
  *Parker Drilling Co.......................................   146,477          757,286
  #Patterson-UTI Energy, Inc................................   152,325        2,463,095
  *Petroleum Development Corp...............................    28,153          968,182
  *PHI, Inc. Non-Voting.....................................    21,843          581,679
  *PHI, Inc. Voting.........................................     1,099           27,332
  *Pioneer Drilling Co......................................    67,927          535,265
  #Pioneer Natural Resources Co.............................    88,400       10,238,488
  *Plains Exploration & Production Co.......................   162,430        6,635,266
   QEP Resources, Inc.......................................    33,043        1,018,055
  *REX American Resources Corp..............................     4,050          112,347

                                     1223

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Energy -- (Continued)
  *Rex Energy Corp..........................................  12,200     $    128,222
  *Rosetta Resources, Inc...................................   5,600          281,512
 #*Rowan Cos., Inc.......................................... 121,858        4,207,757
 #*SandRidge Energy, Inc....................................  29,000          231,710
  *SEACOR Holdings, Inc.....................................  36,653        3,406,163
  *SemGroup Corp. Class A...................................   4,727          150,319
  #Ship Finance International, Ltd..........................  12,481          172,862
   Sunoco, Inc.............................................. 117,275        5,780,485
  *Superior Energy Services, Inc............................  32,408          872,423
  *Swift Energy Co..........................................  61,413        1,857,743
   Teekay Corp..............................................  37,720        1,361,692
  *Tesco Corp...............................................   1,751           28,594
 #*Tesoro Corp.............................................. 168,807        3,924,763
  *TETRA Technologies, Inc..................................  29,934          260,725
  *TGC Industries, Inc......................................     572            6,529
  #Tidewater, Inc...........................................  53,204        2,927,816
   Transocean, Ltd.......................................... 274,265       13,820,213
  *Triangle Petroleum Corp..................................  13,282           86,466
  *Union Drilling, Inc......................................  23,405          130,366
  *Unit Corp................................................  57,000        2,408,250
 #*USEC, Inc................................................ 168,662          141,946
  #Valero Energy Corp....................................... 658,099       16,255,045
  *Warren Resources, Inc....................................   5,363           16,572
  *Weatherford International, Ltd........................... 282,083        4,025,324
   Western Refining, Inc....................................  68,485        1,304,639
  *Whiting Petroleum Corp...................................  16,007          915,600
  *Willbros Group, Inc......................................  21,126          114,080
  *Williams Cos., Inc. (The)................................  48,998        1,667,402
                                                                         ------------
Total Energy................................................              498,454,745
                                                                         ------------
Financials -- (15.5%)
   1st Source Corp..........................................  43,218          980,616
  *1st United Bancorp, Inc..................................   2,331           14,126
  *21st Century Holding Co..................................  13,665           60,263
   ACE, Ltd.................................................  86,825        6,596,095
  *Affirmative Insurance Holdings, Inc......................  14,714            7,428
 #*Allegheny Corp...........................................   3,214        1,102,081
   Alliance Bancorp, Inc. of Pennsylvania...................     180            2,088
   Allied World Assurance Co. Holdings AG...................   8,435          606,983
   Allstate Corp. (The)..................................... 157,339        5,244,109
   Alterra Capital Holdings, Ltd............................  45,330        1,084,747
  *American Capital, Ltd.................................... 422,803        4,198,434
   American Equity Investment Life Holding Co...............  88,700        1,087,462
  #American Financial Group, Inc............................ 199,200        7,752,864
  *American Independence Corp...............................     866            3,828
   American National Insurance Co...........................  37,921        2,662,054
  *American River Bankshares................................     634            4,616
  *American Safety Insurance Holdings, Ltd..................  16,702          316,169
 #*Ameris Bancorp...........................................  13,614          168,814
  *AmeriServ Financial, Inc.................................  33,075           97,571
  *Arch Capital Group, Ltd..................................  35,932        1,411,409
   Argo Group International Holdings, Ltd...................  38,796        1,119,653
   Aspen Insurance Holdings, Ltd............................ 102,623        2,906,283
   Associated Banc-Corp..................................... 121,017        1,613,157
   Assurant, Inc............................................  65,820        2,655,179
   Assured Guaranty, Ltd.................................... 122,989        1,743,984
  *Atlantic Coast Financial Corp............................     379              796
  *AV Homes, Inc............................................  16,343          203,797
   Axis Capital Holdings, Ltd...............................     800           27,216
   Baldwin & Lyons, Inc. Class A............................     300            7,740
   Baldwin & Lyons, Inc. Class B............................   7,256          157,963

                                     1224

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
  *Bancorp, Inc.............................................     1,015     $    10,424
 #*BancTrust Financial Group, Inc...........................    33,553          70,797
   Bank Mutual Corp.........................................    56,876         221,816
   Bank of America Corp..................................... 5,654,292      45,856,308
   Bank of New York Mellon Corp. (The)......................   144,438       3,415,959
   BankFinancial Corp.......................................    39,867         265,514
   Banner Corp..............................................     8,792         192,984
   BCB Bancorp, Inc.........................................     1,359          14,079
   Berkshire Hills Bancorp, Inc.............................    32,787         743,937
  *BofI Holding, Inc........................................     8,208         145,856
   Boston Private Financial Holdings, Inc...................    28,409         264,772
  #Capital City Bank Group, Inc.............................    16,844         140,647
   Capital One Financial Corp...............................   491,088      27,245,562
   Capital Southwest Corp...................................     7,189         688,131
   Cathay General Bancorp...................................    27,112         466,869
   Centerstate Banks, Inc...................................     2,085          16,763
   Century Bancorp, Inc. Class A............................       595          16,345
   CFS Bancorp, Inc.........................................    14,148          78,521
   Chemical Financial Corp..................................       394           8,696
  *Chicopee Bancorp, Inc....................................     1,000          14,400
  *CIT Group, Inc...........................................    39,411       1,491,706
   Citigroup, Inc........................................... 2,115,722      69,903,455
 #*Citizens Community Bancorp, Inc..........................    10,355          63,890
   Citizens South Banking Corp..............................     1,934           9,670
  #CME Group, Inc...........................................    82,877      22,030,364
   CNA Financial Corp.......................................   294,392       9,014,283
  *CNO Financial Group, Inc.................................   301,264       2,190,189
   CoBiz Financial, Inc.....................................     1,468           9,175
   Codorus Valley Bancorp, Inc..............................       115           1,587
  *Community West Bancshares................................       400             910
 #*CompuCredit Holdings Corp................................    30,212         166,468
  *Cowen Group, Inc. Class A................................    36,073          90,904
   Delphi Financial Group, Inc. Class A.....................     3,852         174,958
   Donegal Group, Inc. Class A..............................    27,981         381,101
   Donegal Group, Inc. Class B..............................       300           5,250
  *Doral Financial Corp.....................................     1,166           2,134
  *E*Trade Financial Corp...................................    89,699         953,500
   Eastern Insurance Holdings, Inc..........................    23,026         352,298
  *Eastern Virginia Bankshares, Inc.........................       260           1,001
   Edelman Financial Group, Inc.............................    46,382         409,553
   EMC Insurance Group, Inc.................................    19,181         379,208
  *Encore Bancshares, Inc...................................     6,708         137,581
   Endurance Specialty Holdings, Ltd........................    76,288       3,065,252
   Enterprise Financial Services Corp.......................     4,662          56,364
   ESB Financial Corp.......................................       360           4,835
   ESSA Bancorp, Inc........................................     8,817          85,966
   Evans Bancorp, Inc.......................................     1,681          25,232
   Everest Re Group, Ltd....................................    34,913       3,459,878
  *Farmers Capital Bank Corp................................       302           1,948
   FBL Financial Group, Inc. Class A........................    35,719       1,040,137
   Federal Agricultural Mortgage Corp. Class A..............       177           3,164
   Federal Agricultural Mortgage Corp. Class C..............     9,200         210,312
   Fidelity Bancorp, Inc....................................       400           4,370
   Fidelity National Financial, Inc. Class A................    70,910       1,366,436
   Fidelity Southern Corp...................................     6,802          57,746
   Fifth Third Bancorp......................................     9,458         134,587
  *First Acceptance Corp....................................    39,006          60,069
   First American Financial Corp............................    61,982       1,038,198
   First Bancorp............................................    14,448         144,769
  *First Bancshares, Inc....................................       400           2,580
   First Bancshares, Inc. (The).............................       300           2,757

                                     1225

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
   First Busey Corp.........................................  11,200     $    51,968
   First Business Financial Services, Inc...................     482          10,946
  *First California Financial Group, Inc....................   3,631          19,825
   First Citizens BancShares, Inc. Class A..................   9,731       1,686,382
   First Commonwealth Financial Corp........................  37,876         243,543
   First Community Bancshares, Inc..........................   1,116          14,943
   First Defiance Financial Corp............................  11,998         206,126
  *First Federal of Northern Michigan Bancorp, Inc..........     900           3,343
   First Financial Holdings, Inc............................  18,933         218,487
  *First Financial Northwest, Inc...........................  25,471         202,494
  *First Financial Service Corp.............................     130             455
   First Interstate BancSystem, Inc.........................   2,959          41,692
   First Merchants Corp.....................................  38,531         475,087
   First Pactrust Bancorp, Inc..............................   1,150          12,638
  *First South Bancorp, Inc.................................   1,978           8,525
  *FirstCity Financial Corp.................................   5,872          48,561
   Flagstone Reinsurance Holdings SA........................  45,783         343,372
   Fox Chase Bancorp, Inc...................................     351           4,465
  *Genworth Financial, Inc. Class A.........................  34,964         210,134
  #German American Bancorp, Inc.............................   7,599         144,685
  *Gleacher & Co., Inc......................................  45,986          47,825
  *Global Indemnity P.L.C...................................   7,702         138,713
   Goldman Sachs Group, Inc. (The)..........................   6,759         778,299
   Great Southern Bancorp, Inc..............................   2,301          55,316
  *Greene Bancshares, Inc...................................  16,271          26,847
  *Guaranty Bancorp.........................................  79,799         155,608
  *Guaranty Federal Bancshares, Inc.........................   1,684          13,910
  *Hallmark Financial Services, Inc.........................  26,292         197,716
   Hampden Bancorp, Inc.....................................   5,886          72,986
   Hanover Insurance Group, Inc. (The)......................  88,829       3,585,138
  *Harris & Harris Group, Inc...............................   4,587          18,486
   Hartford Financial Services Group, Inc................... 366,250       7,526,438
  #HCC Insurance Holdings, Inc..............................  17,700         565,692
   Heartland Financial USA, Inc.............................     565          10,464
  *Heritage Commerce Corp...................................  14,483          97,615
   HF Financial Corp........................................     400           4,800
  *Hilltop Holdings, Inc....................................  26,171         207,536
   Hingham Institution for Savings..........................     500          28,825
  *HMN Financial, Inc.......................................   3,456           9,850
  *Home Bancorp, Inc........................................   1,128          19,582
   Home Federal Bancorp, Inc................................   9,720          95,159
   HopFed Bancorp, Inc......................................   6,781          60,283
   Horace Mann Educators Corp...............................  58,206       1,021,515
   Horizon Bancorp..........................................     450          11,326
  *Hudson City Bancorp, Inc.................................  28,191         199,028
  *ICG Group, Inc...........................................   8,684          82,324
  *Imperial Holdings, Inc...................................   2,882          11,038
   Independence Holding Co..................................  25,047         266,250
   Indiana Community Bancorp................................   2,029          46,221
   Infinity Property & Casualty Corp........................  16,579         885,484
   International Bancshares Corp............................   8,390         165,535
  *Intervest Bancshares Corp. Class A.......................   2,078           8,312
  *Investment Technology Group, Inc.........................  36,940         376,788
   Investors Title Co.......................................   1,169          59,584
   JPMorgan Chase & Co...................................... 750,334      32,249,355
   Kaiser Federal Financial Group, Inc......................     127           1,777
  #Kemper Corp..............................................  85,652       2,568,703
   Kentucky First Federal Bancorp...........................   2,800          24,500
   KeyCorp.................................................. 697,465       5,607,619
  *Knight Capital Group, Inc................................   4,610          60,575
   Lakeland Bancorp, Inc....................................   4,701          42,967

                                     1226

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
   Landmark Bancorp, Inc....................................     1,786     $    36,595
   Legg Mason, Inc..........................................   128,883       3,359,980
   Lincoln National Corp....................................   383,093       9,489,214
   LNB Bancorp, Inc.........................................    13,395          88,407
   Loews Corp...............................................   259,949      10,691,702
  *Louisiana Bancorp, Inc...................................     5,606          90,817
 #*Macatawa Bank Corp.......................................    19,092          64,722
  *Magyar Bancorp, Inc......................................       500           2,395
   Maiden Holdings, Ltd.....................................    24,454         202,968
   MainSource Financial Group, Inc..........................    47,000         549,430
   Marlin Business Services Corp............................    14,664         215,268
   MB Financial, Inc........................................    19,678         406,744
 #*MBIA, Inc................................................   175,044       1,764,444
 #*MBT Financial Corp.......................................    23,185          70,482
   MCG Capital Corp.........................................    37,566         157,402
   Meadowbrook Insurance Group, Inc.........................    39,471         348,529
   Medallion Financial Corp.................................    16,525         180,618
 #*Mercantile Bank Corp.....................................     4,748          70,935
   Meta Financial Group, Inc................................     1,251          26,359
   MetLife, Inc............................................. 1,126,173      40,576,013
  *Metro Bancorp, Inc.......................................    28,298         327,408
  *MetroCorp Bancshares, Inc................................     2,250          25,875
  *MGIC Investment Corp.....................................    92,411         319,742
   MicroFinancial, Inc......................................     5,900          40,120
   MidWestOne Financial Group, Inc..........................       474           9,907
   Montpelier Re Holdings, Ltd..............................    45,946         942,812
   Morgan Stanley........................................... 1,476,248      25,509,565
   MutualFirst Financial, Inc...............................     2,300          23,253
  *NASDAQ OMX Group, Inc. (The).............................    42,129       1,035,110
   National Western Life Insurance Co. Class A..............       900         122,454
  *Navigators Group, Inc. (The).............................     3,319         157,652
  *New Century Bancorp, Inc.................................       600           2,592
   New Hampshire Thrift Bancshares, Inc.....................     3,667          47,488
  *NewBridge Bancorp........................................    11,513          50,197
  *Newport Bancorp, Inc.....................................       700           9,625
  *NewStar Financial, Inc...................................    41,766         495,762
  *North Valley Bancorp.....................................       907          11,410
   Northeast Community Bancorp, Inc.........................    18,190         106,048
   Northrim Bancorp, Inc....................................     6,358         139,495
   NYSE Euronext............................................     8,639         222,454
  #Old Republic International Corp..........................   357,183       3,553,971
 #*Old Second Bancorp, Inc..................................     4,874           7,945
   Oppenheimer Holdings, Inc. Class A.......................     2,297          39,187
   Oriental Financial Group, Inc............................    30,991         366,314
   Pacific Continental Corp.................................       202           1,796
  *Pacific Mercantile Bancorp...............................    16,756         100,033
  *Park Sterling Corp.......................................     3,192          15,034
   PartnerRe, Ltd...........................................    52,224       3,635,835
 #*Penson Worldwide, Inc....................................    22,821          11,114
   Peoples Bancorp of North Carolina........................       250           2,051
   Peoples Bancorp, Inc.....................................    17,708         325,650
   People's United Financial, Inc...........................    68,700         847,758
 #*PHH Corp.................................................    92,304       1,430,712
  *Phoenix Cos., Inc. (The).................................    86,162         180,940
  *Pinnacle Financial Partners, Inc.........................    31,813         582,178
  *Piper Jaffray Cos., Inc..................................       912          22,116
   Platinum Underwriters Holdings, Ltd......................    21,060         771,217
  *Popular, Inc.............................................   565,367       1,006,353
   Porter Bancorp, Inc......................................     1,737           3,474
  *Premier Financial Bancorp, Inc...........................     1,301          10,122
   Presidential Life Corp...................................    33,374         386,471

                                     1227

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Financials -- (Continued)
   Principal Financial Group, Inc...........................   217,722     $ 6,024,368
  #Protective Life Corp.....................................    98,037       2,868,563
   Provident Financial Holdings, Inc........................       544           5,870
   Provident Financial Services, Inc........................    23,967         352,315
   Provident New York Bancorp...............................    71,474         603,241
   Prudential Financial, Inc................................   497,625      30,126,218
  #Pulaski Financial Corp...................................     4,550          34,125
  #Radian Group, Inc........................................   161,945         505,268
   Regions Financial Corp................................... 1,304,230       8,790,510
   Reinsurance Group of America, Inc........................   169,166       9,835,311
   Renasant Corp............................................    43,602         697,632
  *Republic First Bancorp, Inc..............................     2,474           5,344
   Resource America, Inc. Class A...........................    21,102         147,503
  *Riverview Bancorp, Inc...................................    15,319          26,808
   Safety Insurance Group, Inc..............................    11,042         440,024
   Sandy Spring Bancorp, Inc................................    10,125         182,351
  *Savannah Bancorp, Inc. (The).............................     2,998          15,290
   SeaBright Holdings, Inc..................................    40,890         367,601
   Selective Insurance Group, Inc...........................    45,200         790,548
   SI Financial Group, Inc..................................     5,444          62,606
   Simmons First National Corp. Class A.....................     2,049          49,873
   Somerset Hills Bancorp...................................     4,317          37,623
  *Southern Community Financial Corp........................    29,890          83,692
  *Southern First Bancshares, Inc...........................     1,106           9,512
   Southern Missouri Bancorp, Inc...........................        41           1,009
  *Southwest Bancorp, Inc...................................    23,408         212,779
   StanCorp Financial Group, Inc............................       939          36,039
   State Auto Financial Corp................................    60,215         862,881
   StellarOne Corp..........................................    28,368         354,884
  #Stewart Information Services Corp........................    12,271         180,629
  *Stratus Properties, Inc..................................     3,069          27,882
  *Suffolk Bancorp..........................................       205           2,435
 #*Sun Bancorp, Inc.........................................     4,338          12,537
   SunTrust Banks, Inc......................................   491,691      11,938,257
   Susquehanna Bancshares, Inc..............................   156,089       1,618,643
   Symetra Financial Corp...................................    23,030         280,045
   Synovus Financial Corp...................................   243,878         512,144
 #*Taylor Capital Group, Inc................................       826          11,498
   Teche Holding Co.........................................       600          22,398
   TF Financial Corp........................................       630          15,750
  *Timberland Bancorp, Inc..................................     2,500          12,725
   TowneBank................................................     8,057         104,902
   Travelers Cos., Inc. (The)...............................    28,000       1,800,960
  *Tree.com, Inc............................................     5,635          45,080
   Umpqua Holdings Corp.....................................   104,400       1,382,256
  *Unico American Corp......................................     1,900          22,287
   Union First Market Bankshares Corp.......................    14,214         198,427
  *United Community Banks, Inc..............................    16,030         150,842
   United Financial Bancorp, Inc............................    11,124         178,429
   United Fire Group, Inc...................................    41,412         713,115
  *United Security Bancshares...............................       372             925
  *Unity Bancorp, Inc.......................................     3,306          20,398
   Unum Group...............................................   517,445      12,284,144
  *Virginia Commerce Bancorp, Inc...........................    22,274         174,405
   VIST Financial Corp......................................       271           3,171
  *Waterstone Financial, Inc................................     1,300           4,095
   WesBanco, Inc............................................    31,431         643,707
   West Bancorporation, Inc.................................    14,757         141,667
   Westfield Financial, Inc.................................       895           6,686
   White River Capital, Inc.................................       300           6,780
  #Wintrust Financial Corp..................................    24,524         886,052

                                     1228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Financials -- (Continued)
   WR Berkley Corp..........................................     5,257     $    197,979
  *WSB Holdings, Inc........................................       100              342
   XL Group P.L.C...........................................   240,766        5,178,877
  *Yadkin Valley Financial Corp.............................    16,710           54,475
   Zions Bancorporation.....................................    91,968        1,875,228
  *ZipRealty, Inc...........................................    10,028           13,638
                                                                           ------------
Total Financials............................................                519,149,212
                                                                           ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp......................................     2,044            9,443
   Aetna, Inc...............................................   503,313       22,165,905
  *Affymax, Inc.............................................     6,200           81,282
  *Affymetrix, Inc..........................................    73,173          323,425
  *Albany Molecular Research, Inc...........................    29,994           95,681
  *Alere, Inc...............................................    74,130        1,770,966
  *Allied Healthcare Products, Inc..........................     1,000            3,275
  *Almost Family, Inc.......................................     1,789           43,616
  *Alphatec Holdings, Inc...................................    18,527           40,389
  *AMAG Pharmaceuticals, Inc................................       272            4,260
  *Amedisys, Inc............................................    12,879          189,708
  *AMN Healthcare Services, Inc.............................    15,078          101,173
  *Amsurg Corp..............................................    30,743          884,169
   Analogic Corp............................................     5,884          401,348
  *AngioDynamics, Inc.......................................    55,783          690,594
  *Anika Therapeutics, Inc..................................    20,716          353,415
   Arrhythmia Research Technology, Inc......................     1,200            3,660
   Assisted Living Concepts, Inc............................    35,887          642,736
  *Astex Pharmaceuticals, Inc...............................       200              352
  *BioClinica, Inc..........................................    10,641           61,824
  *BioScrip, Inc............................................    36,570          270,984
  *Boston Scientific Corp................................... 1,208,099        7,562,700
  *Cambrex Corp.............................................    43,567          282,314
   Cantel Medical Corp......................................    10,905          256,049
  *Capital Senior Living Corp...............................    58,814          569,908
  *CardioNet, Inc...........................................     4,284           12,081
  *CareFusion Corp..........................................   207,163        5,367,593
  *Celldex Therapeutics, Inc................................     4,759           21,701
  *Community Health Systems, Inc............................   105,314        2,563,343
   CONMED Corp..............................................    43,239        1,236,203
   Cooper Cos., Inc. (The)..................................    50,100        4,417,317
  #Coventry Health Care, Inc................................   141,956        4,257,260
  *Cross Country Healthcare, Inc............................    36,190          166,836
  *CryoLife, Inc............................................    17,502           92,586
  *Cumberland Pharmaceuticals, Inc..........................    26,419          193,387
  *Cutera, Inc..............................................    28,646          252,085
  *Cynosure, Inc. Class A...................................     8,077          166,952
   Daxor Corp...............................................       545            4,987
  *Digirad Corp.............................................    29,411           64,410
  *Dynacq Healthcare, Inc...................................       909              800
 #*Endo Pharmaceuticals Holdings, Inc.......................    54,588        1,918,222
  *Enzo Biochem, Inc........................................    50,665          138,822
  *eResearch Technology, Inc................................    20,015          158,118
  *Exactech, Inc............................................     3,391           52,560
  *Five Star Quality Care, Inc..............................    28,899           99,124
 #*Forest Laboratories, Inc.................................    82,171        2,862,016
  *Gentiva Health Services, Inc.............................    26,039          215,603
  *Greatbatch, Inc..........................................    41,672          970,541
  *Hanger Orthopedic Group, Inc.............................     2,200           51,810
  *Harvard Bioscience, Inc..................................    32,625          130,174
  *Health Net, Inc..........................................    25,498          907,984
  *Healthways, Inc..........................................    27,400          182,758

                                     1229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Health Care -- (Continued)
  *Hologic, Inc.............................................   305,036     $  5,832,288
   Humana, Inc..............................................   236,814       19,106,154
  *IntegraMed America, Inc..................................     3,874           47,999
   Invacare Corp............................................    28,428          450,584
   Kewaunee Scientific Corp.................................     1,631           13,611
  *Kindred Healthcare, Inc..................................    50,544          487,244
  *Lannet Co., Inc..........................................     3,649           14,377
  *LCA-Vision, Inc..........................................     1,000            7,400
   LeMaitre Vascular, Inc...................................     5,100           27,540
  *Life Technologies Corp...................................    94,990        4,403,736
  *LifePoint Hospitals, Inc.................................    82,208        3,207,756
  *Magellan Health Services, Inc............................     9,739          431,243
  *Maxygen, Inc.............................................    45,644          257,889
  *MedAssets, Inc...........................................    44,682          563,440
  *MedCath Corp.............................................    29,240          230,704
  *Medical Action Industries, Inc...........................    26,509          146,330
 #*MediciNova, Inc..........................................       225              675
  *Medtox Scientific, Inc...................................     5,247          115,959
  *Misonix, Inc.............................................     4,083            7,962
  *Molina Healthcare, Inc...................................    24,941          639,737
  *Myrexis, Inc.............................................    16,406           49,546
   National Healthcare Corp.................................     7,274          331,694
  *Natus Medical, Inc.......................................     4,557           55,778
  #Omnicare, Inc............................................   197,388        6,876,998
  *Palomar Medical Technologies, Inc........................     6,712           58,394
  *PDI, Inc.................................................    15,181          123,118
   PerkinElmer, Inc.........................................    76,500        2,111,400
   Pfizer, Inc.............................................. 5,208,907      119,440,238
  *PharMerica Corp..........................................     7,655           90,865
  *Repligen Corp............................................    33,562          148,008
  *RTI Biologics, Inc.......................................    80,268          280,938
 #*Select Medical Holdings Corp.............................    51,009          437,147
  *Skilled Healthcare Group, Inc. Class A...................    18,080          138,674
  *Solta Medical, Inc.......................................     5,882           19,116
  *SRI/Surgical Express, Inc................................     2,127            8,019
  *Sucampo Pharmaceuticals, Inc. Class A....................     7,965           66,269
  *Sun Healthcare Group, Inc................................     8,903           64,369
  *SunLink Health Systems, Inc..............................     1,750            2,152
  *SurModics, Inc...........................................     5,593           82,720
  *Symmetry Medical, Inc....................................    78,674          559,372
   Teleflex, Inc............................................    37,423        2,345,299
  *Theragenics Corp.........................................    21,383           36,779
   Thermo Fisher Scientific, Inc............................   499,520       27,798,288
  *TranS1, Inc..............................................     6,997           24,839
  *Triple-S Management Corp. Class B........................    22,073          464,857
   UnitedHealth Group, Inc..................................    68,644        3,854,361
  *Universal American Corp..................................    85,628          786,065
 #*VCA Antech, Inc..........................................    49,047        1,160,452
  *ViroPharma, Inc..........................................   103,779        2,257,193
  *WellCare Health Plans, Inc...............................    12,832          785,062
   WellPoint, Inc...........................................   504,640       34,224,685
  *Wright Medical Group, Inc................................    38,748          721,875
   Young Innovations, Inc...................................     2,165           73,610
                                                                           ------------
Total Health Care...........................................                304,785,257
                                                                           ------------
Industrials -- (14.3%)
  *A.T. Cross Co. Class A...................................    18,022          206,893
 #*A123 Systems, Inc........................................     4,800            4,896
   AAR Corp.................................................    32,906          508,398
   ABM Industries, Inc......................................    64,500        1,501,560
   Aceto Corp...............................................    37,486          337,374

                                     1230

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Industrials -- (Continued)
   Actuant Corp. Class A....................................    44,986     $ 1,226,768
  *Adept Technology, Inc....................................    21,309         124,018
  *AECOM Technology Corp....................................    13,377         295,230
  *Aegion Corp..............................................     5,916         107,967
  *AGCO Corp................................................    58,973       2,746,962
  *Air Transport Services Group, Inc........................    17,784          94,255
   Aircastle, Ltd...........................................    54,200         658,530
   Alamo Group, Inc.........................................    22,951         772,990
  *Alaska Air Group, Inc....................................    52,626       1,778,759
   Albany International Corp. Class A.......................    20,551         494,868
   Alexander & Baldwin, Inc.................................    66,838       3,419,432
 -*Allied Defense Group, Inc................................     2,645          14,230
   Allied Motion Technologies, Inc..........................       162           1,304
   Amerco, Inc..............................................    29,431       2,956,050
  *American Railcar Industries, Inc.........................    20,409         550,635
  *American Reprographics Co................................     1,343           7,333
   Ampco-Pittsburgh Corp....................................     4,007          74,450
  *AMREP Corp...............................................       966           7,506
   Apogee Enterprises, Inc..................................    36,374         558,705
   Applied Industrial Technologies, Inc.....................    26,540       1,042,757
   Argan, Inc...............................................        21             306
   Arkansas Best Corp.......................................    27,325         419,165
  #Armstrong World Industries, Inc..........................    29,925       1,317,897
 #*Ascent Solar Technologies, Inc...........................     7,857           5,115
 #*Asset Acceptance Capital Corp............................     5,900          31,388
   Asta Funding, Inc........................................     8,975          76,108
  *Astec Industries, Inc....................................    22,925         717,323
  *Atlas Air Worldwide Holdings, Inc........................    37,114       1,709,100
 #*Avis Budget Group, Inc...................................    94,608       1,245,041
   Baltic Trading, Ltd......................................     5,000          23,250
   Barnes Group, Inc........................................    42,700       1,127,280
   Barrett Business Services, Inc...........................    12,955         256,509
  *BlueLinx Holdings, Inc...................................    12,553          34,521
   Brady Corp. Class A......................................    44,400       1,377,732
   Briggs & Stratton Corp...................................    47,640         862,284
  *Builders FirstSource, Inc................................    12,182          50,799
  *CAI International, Inc...................................    12,482         257,878
   Cascade Corp.............................................     5,840         274,889
  *Casella Waste Systems, Inc. Class A......................    14,362          86,603
 #*CBIZ, Inc................................................    46,963         285,065
   CDI Corp.................................................    43,399         769,898
   CECO Environmental Corp..................................     5,023          41,189
   Celadon Group, Inc.......................................    23,892         373,432
   Ceradyne, Inc............................................    26,425         669,081
  *Champion Industries, Inc.................................       686             583
  *Chart Industries, Inc....................................     3,000         229,290
   Chicago Rivet & Machine Co...............................       700          13,160
   CIRCOR International, Inc................................     8,966         279,022
  *CNH Global N.V...........................................     6,958         318,468
  *Columbus McKinnon Corp...................................    17,745         263,158
   Comfort Systems USA, Inc.................................    38,640         408,811
   CompX International, Inc.................................       500           6,715
  *Consolidated Graphics, Inc...............................    12,008         480,200
  *Corrections Corp. of America.............................     7,040         203,386
   Courier Corp.............................................     8,603          88,353
   Covanta Holding Corp.....................................    94,292       1,513,387
 #*Covenant Transportation Group, Inc. Class A..............     7,080          23,435
  *CPI Aerostructures, Inc..................................     5,826          94,323
  *CRA International, Inc...................................     7,613         155,686
   CSX Corp................................................. 1,242,950      27,730,214
   Curtiss-Wright Corp......................................    46,353       1,635,797

                                     1231

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Industrials -- (Continued)
  *Dolan Co. (The)..........................................    20,106     $    161,049
   Douglas Dynamics, Inc....................................     1,600           22,608
  *Ducommun, Inc............................................    16,345          192,871
  *Dycom Industries, Inc....................................    41,650          974,193
 #*Eagle Bulk Shipping, Inc.................................    18,219           29,879
   Eastern Co. (The)........................................    10,193          247,180
  #Eaton Corp...............................................    24,778        1,193,804
   Ecology & Environment, Inc. Class A......................       900           13,563
   EMCOR Group, Inc.........................................    26,285          770,676
   Encore Wire Corp.........................................    19,966          508,933
 #*Energy Recovery, Inc.....................................    12,968           27,233
  *EnergySolutions, Inc.....................................    22,369           94,173
  *EnerSys..................................................    43,239        1,511,203
   Ennis, Inc...............................................    48,483          764,092
  *EnPro Industries, Inc....................................    18,700          774,367
   ESCO Technologies, Inc...................................    16,950          583,080
   Espey Manufacturing & Electronics Corp...................     1,671           42,009
  *Esterline Technologies Corp..............................    44,968        3,079,858
 #*Excel Maritime Carriers, Ltd.............................    39,214           73,330
  *Exelis, Inc..............................................    34,997          403,515
  *Federal Signal Corp......................................    68,080          351,293
   FedEx Corp...............................................    87,094        7,685,175
  *Flow International Corp..................................    23,633           97,132
  *Fortune Brands Home & Security, Inc......................   149,626        3,402,495
  *Franklin Covey Co........................................     3,046           28,297
   FreightCar America, Inc..................................    11,505          248,508
  *Frozen Food Express Industries...........................     8,986           11,772
  *FTI Consulting, Inc......................................    16,780          609,785
   G & K Services, Inc. Class A.............................    29,714          976,402
   GATX Corp................................................    65,445        2,805,627
  *Genco Shipping & Trading, Ltd............................    17,309           92,603
  *Gencor Industries, Inc...................................     8,766           61,800
  *General Cable Corp.......................................    26,404          777,334
   General Electric Co...................................... 5,593,904      109,528,640
  *Geo Group, Inc. (The)....................................    24,086          498,821
  *Gibraltar Industries, Inc................................    43,711          590,973
  *GP Strategies Corp.......................................    18,583          311,823
   Granite Construction, Inc................................    26,636          741,546
   Great Lakes Dredge & Dock Corp...........................    79,907          592,111
  *Greenbrier Cos., Inc.....................................    21,793          375,929
   Griffon Corp.............................................    74,563          738,919
  *H&E Equipment Services, Inc..............................    59,629        1,150,840
   Hardinge, Inc............................................    20,151          227,303
  *Hawaiian Holdings, Inc...................................    19,867          112,447
   Heidrick & Struggles International, Inc..................    18,234          355,563
 #*Hertz Global Holdings, Inc...............................   278,411        4,290,314
  *Hill International, Inc..................................    27,154           96,668
 #*Hoku Corp................................................       898              350
  *Hudson Highland Group, Inc...............................    15,603           84,880
  *Huntington Ingalls Industries, Inc.......................    56,173        2,216,025
  *Hurco Cos., Inc..........................................     8,210          216,169
  *ICF International, Inc...................................    31,660          789,600
   Ingersoll-Rand P.L.C.....................................   250,943       10,670,096
   Insteel Industries, Inc..................................    16,378          186,218
  *Interline Brands, Inc....................................    74,162        1,560,368
   International Shipholding Corp...........................    12,452          263,484
   Intersections, Inc.......................................    31,332          376,924
  #ITT Corp.................................................     7,900          177,434
 #*JetBlue Airways Corp.....................................   324,893        1,543,242
  *Kadant, Inc..............................................     6,383          165,128
  *Kansas City Southern.....................................    27,254        2,099,103

                                     1232

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Industrials -- (Continued)
  *KAR Auction Services, Inc................................  18,100     $   333,040
   Kaydon Corp..............................................  14,751         361,842
   Kelly Services, Inc. Class A.............................  44,445         621,786
   Kennametal, Inc..........................................   6,400         270,272
  *Key Technology, Inc......................................   3,199          41,811
   Kimball International, Inc. Class B......................  28,589         195,263
  *Korn/Ferry International.................................  30,127         486,551
 #*Kratos Defense & Security Solutions, Inc.................     723           4,013
   KSW, Inc.................................................     446           1,757
   L.B. Foster Co. Class A..................................   3,502          93,889
   L.S. Starrett Co. Class A................................   4,097          52,851
   L-3 Communications Holdings, Inc......................... 100,470       7,388,564
   Lawson Products, Inc.....................................  10,838         157,801
  *Layne Christensen Co.....................................  36,994         760,227
  *LMI Aerospace, Inc.......................................  14,827         271,186
   LSI Industries, Inc......................................  28,715         196,698
  *Lydall, Inc..............................................  18,720         197,496
   Manpower, Inc............................................   5,658         241,031
   Marten Transport, Ltd....................................  32,577         686,397
   McGrath RentCorp.........................................  20,487         602,728
  *Metalico, Inc............................................  74,246         240,557
   Met-Pro Corp.............................................   2,998          29,860
  *MFRI, Inc................................................   8,900          62,300
  *Michael Baker Corp.......................................     969          21,832
   Miller Industries, Inc...................................  21,096         345,974
 #*Mobile Mini, Inc.........................................  54,461       1,027,134
  *Moog, Inc. Class A.......................................  35,747       1,511,026
   Mueller Industries, Inc..................................  29,155       1,332,675
   Mueller Water Products, Inc. Class A..................... 185,957         667,586
   Multi-Color Corp.........................................     777          16,566
   NACCO Industries, Inc. Class A...........................   6,123         694,777
  *National Technical Systems, Inc..........................  15,600          85,800
  *Navigant Consulting, Inc.................................  22,179         308,732
   NL Industries, Inc.......................................  51,251         721,102
  *NN, Inc..................................................  13,518         106,927
   Norfolk Southern Corp.................................... 545,229      39,763,551
   Northrop Grumman Corp.................................... 337,038      21,327,765
  *Northwest Pipe Co........................................  10,675         222,147
  *Ocean Power Technologies, Inc............................   8,500          23,205
  *On Assignment, Inc.......................................  53,951       1,009,423
  *Orbital Sciences Corp....................................  36,476         458,139
  *Orion Energy Systems, Inc................................   1,043           2,190
  *Orion Marine Group, Inc..................................     758           5,245
  *Oshkosh Corp.............................................  13,505         308,319
 #*Owens Corning, Inc....................................... 152,823       5,249,470
   P.A.M. Transportation Services, Inc......................  19,428         207,297
   Pentair, Inc.............................................  39,083       1,693,857
  *PGT, Inc.................................................     500           1,020
  *Pike Electric Corp.......................................  17,815         146,439
  *Portfolio Recovery Associates, Inc.......................   9,401         646,977
  *Powell Industries, Inc...................................   5,907         192,627
  *PowerSecure International, Inc...........................   8,626          44,769
   Providence & Worcester Railroad Co.......................   1,200          19,140
  #Quad/Graphics, Inc.......................................     799          10,739
   Quanex Building Products Corp............................  19,678         362,666
  *Quanta Services, Inc..................................... 168,307       3,722,951
  *RailAmerica, Inc.........................................  21,133         489,863
   Raytheon Co.............................................. 198,954      10,771,370
  *RCM Technologies, Inc....................................  21,593         117,250
  *Real Goods Solar, Inc. Class A...........................   2,600           3,406
  #Regal-Beloit Corp........................................  16,070       1,086,975

                                     1233

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES         VALUE+
                                                             -------     ------------
Industrials -- (Continued)
 #*Republic Airways Holdings, Inc...........................  53,999     $    274,855
   Republic Services, Inc................................... 429,755       11,762,394
   Resources Connection, Inc................................  25,796          334,832
   Robbins & Myers, Inc.....................................   8,889          432,983
  #RR Donnelley & Sons Co...................................  47,036          588,420
  *Rush Enterprises, Inc. Class A...........................  34,446          622,784
  *Rush Enterprises, Inc. Class B...........................  18,522          275,237
   Ryder System, Inc........................................  89,844        4,377,200
  *Saia, Inc................................................  17,104          321,213
   Schawk, Inc..............................................  45,135          607,968
  *Seaboard Corp............................................   1,837        3,656,402
   SeaCube Container Leasing, Ltd...........................     223            4,137
   SIFCO Industries, Inc....................................   6,623          128,983
   Simpson Manufacturing Co., Inc...........................   8,098          251,281
   SkyWest, Inc.............................................  46,706          419,887
  *SL Industries, Inc.......................................     300            5,520
  #Southwest Airlines Co.................................... 645,761        5,346,901
  *Sparton Corp.............................................   9,132           91,320
   Standard Register Co.....................................  30,430           26,474
   Standex International Corp...............................  22,671          998,884
   Stanley Black & Decker, Inc.............................. 154,919       11,333,874
   Steelcase, Inc. Class A..................................  69,420          599,789
  *Sterling Construction Co., Inc...........................  20,161          197,376
  *Supreme Industries, Inc. Class A.........................   1,365            5,610
  *SYKES Enterprises, Inc...................................  20,092          318,458
   Sypris Solutions, Inc....................................   9,636           38,737
  #TAL International Group, Inc.............................  22,054          911,051
  *Tecumseh Products Co. Class A............................  11,200           42,784
  *Tecumseh Products Co. Class B............................   1,400            5,558
 #*Terex Corp...............................................   5,786          130,995
  *Tetra Tech, Inc..........................................  10,810          288,627
  *Thomas & Betts Corp......................................  10,500          755,055
  *Titan Machinery, Inc.....................................  14,689          523,369
  *TRC Cos., Inc............................................  28,708          188,899
   Trinity Industries, Inc..................................  93,807        2,776,687
  #Triumph Group, Inc.......................................  58,156        3,653,360
  *Tufco Technologies, Inc..................................     900            2,848
  *Tutor Perini Corp........................................  40,371          614,043
  #Twin Disc, Inc...........................................   3,866           84,781
   Tyco International, Ltd.................................. 405,140       22,740,508
  *Ultralife Corp...........................................  11,640           58,549
   UniFirst Corp............................................  18,705        1,136,516
   Union Pacific Corp....................................... 480,399       54,016,064
   Universal Forest Products, Inc...........................  31,800        1,189,320
   Universal Truckload Services, Inc........................     403            6,287
   URS Corp.................................................  86,998        3,593,887
   US Home Systems, Inc.....................................   4,314           37,834
  *USA Truck, Inc...........................................  15,305          105,298
  *Versar, Inc..............................................   6,026           13,920
   Viad Corp................................................  28,614          517,341
   Virco Manufacturing Corp.................................  12,601           22,682
   VSE Corp.................................................     600           13,200
   Watts Water Technologies, Inc. Class A...................  53,615        1,974,104
 #*WESCO International, Inc.................................  11,687          775,900
  *Willdan Group, Inc.......................................   1,000            3,490
  *Willis Lease Finance Corp................................   7,900          103,095
  *XPO Logistics, Inc.......................................   4,427           73,532
                                                                         ------------
Total Industrials...........................................              480,930,422
                                                                         ------------
Information Technology -- (5.8%)
  *Accelrys, Inc............................................  41,733          343,463

                                     1234

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES         VALUE+
                                                             ---------     -----------
Information Technology -- (Continued)
  #Activision Blizzard, Inc.................................   982,162     $12,640,425
  *Acxiom Corp..............................................     7,769         106,668
  *Advanced Energy Industries, Inc..........................    45,771         546,506
  *Agilysys, Inc............................................    12,799         112,119
  *Alpha & Omega Semiconductor, Ltd.........................     1,319          13,045
 #*Amkor Technology, Inc....................................    15,566          80,476
  *Amtech Systems, Inc......................................    10,600          73,988
  *ANADIGICS, Inc...........................................     6,834          15,103
  *Analysts International Corp..............................       200             966
  *Anaren, Inc..............................................     9,602         173,220
  *AOL, Inc.................................................   105,592       2,644,024
  *Arris Group, Inc.........................................   146,928       1,899,779
 #*Arrow Electronics, Inc...................................   182,170       7,660,248
   Astro-Med, Inc...........................................     2,897          24,262
  *ATMI, Inc................................................    33,934         712,953
  *Aviat Networks, Inc......................................    53,843         137,300
  *Avid Technology, Inc.....................................    19,136         166,292
  *Avnet, Inc...............................................   139,400       5,029,552
  #AVX Corp.................................................   195,980       2,488,946
  *Aware, Inc...............................................    22,140         137,268
  *AXT, Inc.................................................    25,915         131,907
   Bel Fuse, Inc. Class A...................................     4,174          81,685
   Bel Fuse, Inc. Class B...................................    18,986         337,761
  *Benchmark Electronics, Inc...............................    93,903       1,491,180
   Black Box Corp...........................................    27,128         613,364
 #*Brocade Communications Systems, Inc......................   461,513       2,556,782
   Brooks Automation, Inc...................................    63,950         752,052
  *BSQUARE Corp.............................................     4,665          13,995
  *BTU International, Inc...................................     1,600           4,512
   Cabot Microelectronics Corp..............................       667          22,931
 #*CACI International, Inc. Class A.........................    27,175       1,661,208
  *Calix, Inc...............................................    20,209         160,864
  *Cascade Microtech, Inc...................................    24,071         115,782
  *Checkpoint Systems, Inc..................................    25,391         278,285
  *CIBER, Inc...............................................    81,980         341,037
   Cohu, Inc................................................    41,999         461,149
   Communications Systems, Inc..............................    12,753         165,917
   Computer Sciences Corp...................................   225,553       6,329,017
   Comtech Telecommunications Corp..........................    19,222         594,344
  *Concurrent Computer Corp.................................    13,740          52,212
  *Convergys Corp...........................................   197,364       2,638,757
  *CoreLogic, Inc...........................................    96,545       1,612,301
   Corning, Inc............................................. 1,298,385      18,631,825
  *Cray, Inc................................................     8,019          89,412
   CSP, Inc.................................................     2,414           9,970
   CTS Corp.................................................    33,460         359,026
  *CyberOptics Corp.........................................     9,134          90,335
  *Dataram Corp.............................................     7,544           7,695
   DDi Corp.................................................    21,617         280,589
  *Digi International, Inc..................................    43,704         405,573
  *DSP Group, Inc...........................................    49,501         323,737
  *Dynamics Research Corp...................................    17,672         127,062
   EarthLink, Inc...........................................    86,935         705,912
  *EchoStar Corp. Class A...................................    23,551         684,157
  *Edgewater Technology, Inc................................    13,603          54,412
   Electro Rent Corp........................................    42,586         663,490
   Electro Scientific Industries, Inc.......................    38,559         549,851
  *Electronics for Imaging, Inc.............................    66,756       1,191,595
  *EMCore Corp..............................................       744           3,363
  *Emulex Corp..............................................    68,369         593,443
   EPIQ Systems, Inc........................................    21,736         246,921

                                     1235

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CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
  *ePlus, Inc...............................................   8,445     $  250,479
  *Euronet Worldwide, Inc...................................  29,035        628,027
  *Exar Corp................................................  54,244        429,612
  *Fairchild Semiconductor International, Inc............... 118,008      1,672,173
   Fidelity National Information Services, Inc.............. 150,627      5,071,611
  *FormFactor, Inc..........................................  24,919        139,546
  *Frequency Electronics, Inc...............................  16,953        129,690
  *Global Cash Access Holdings, Inc.........................  37,455        316,495
  *Globecomm Systems, Inc...................................  36,618        519,243
  *GSE Systems, Inc.........................................   1,749          5,037
  *GSI Group, Inc...........................................   1,451         17,514
  *GSI Technology, Inc......................................   5,964         25,228
  *GTSI Corp................................................   8,203         43,394
  *Hackett Group, Inc. (The)................................  54,740        312,565
  *Harmonic, Inc............................................  26,825        126,614
   Hewlett-Packard Co.......................................  65,635      1,625,123
  *Hutchinson Technology, Inc...............................   4,443          9,153
  *I.D. Systems, Inc........................................  17,291        104,783
   IAC/InterActiveCorp...................................... 172,550      8,308,282
  *Identive Group, Inc......................................  19,075         39,294
  *Imation Corp.............................................  34,398        199,508
  *InfoSpace, Inc...........................................  81,156        903,266
  *Ingram Micro, Inc. Class A............................... 277,679      5,403,633
  *Insight Enterprises, Inc.................................  42,100        855,051
  *Integrated Device Technology, Inc........................  78,704        532,826
  *Integrated Silicon Solution, Inc.........................  51,460        546,505
  *Intermec, Inc............................................  17,337         92,233
  *Internap Network Services Corp...........................  35,546        250,244
  *International Rectifier Corp.............................  80,500      1,757,315
  *Interphase Corp..........................................   3,099         19,834
   Intersil Corp. Class A................................... 119,798      1,230,325
  *Intevac, Inc.............................................  11,354         91,513
  *IntriCon Corp............................................   2,835         20,128
  *Itron, Inc...............................................  10,342        421,954
  *IXYS Corp................................................  11,466        142,866
  *Kemet Corp...............................................   6,536         55,621
  *Key Tronic Corp..........................................  17,923        207,011
   Keynote Systems, Inc.....................................  24,595        452,548
 #*KIT Digital, Inc.........................................  28,934        196,173
  *Kopin Corp...............................................   6,901         24,637
  *Kulicke & Soffa Industries, Inc..........................  72,688        952,213
  *KVH Industries, Inc......................................     400          3,992
  *Lattice Semiconductor Corp...............................  36,888        201,408
  *LGL Group, Inc. (The)....................................     269          1,958
  *Limelight Networks, Inc..................................  35,344         96,843
  *LookSmart, Ltd...........................................  25,479         23,186
  *Loral Space & Communications, Inc........................  26,050      1,616,402
  *LTX-Credence Corp........................................  13,413         92,550
   ManTech International Corp. Class A......................  22,379        703,148
   Marchex, Inc. Class B....................................  32,883        114,433
  *Measurement Specialties, Inc.............................   5,558        198,587
 #*MEMC Electronic Materials, Inc........................... 224,947        807,560
  *MEMSIC, Inc..............................................   1,150          4,922
  *Mentor Graphics Corp.....................................  42,220        610,079
  *Mercury Computer Systems, Inc............................   8,133        107,356
   Methode Electronics, Inc.................................  37,682        318,413
  *Micron Technology, Inc................................... 758,908      5,001,204
   MKS Instruments, Inc.....................................  61,200      1,692,180
  *ModusLink Global Solutions, Inc..........................  68,955        341,327
   Motorola Solutions, Inc..................................  69,046      3,523,417
  *Multi-Fineline Electronix, Inc...........................   1,598         42,331

                                     1236

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     ----------
Information Technology -- (Continued)
  *NCI, Inc. Class A........................................   4,213     $   20,896
  *Newport Corp.............................................   9,354        159,673
  *Novatel Wireless, Inc....................................  26,032         75,232
  *Oclaro, Inc..............................................   3,555         10,203
  *Official Payments Holdings, Inc..........................   3,839         18,235
  *OmniVision Technologies, Inc.............................     880         16,210
  *Online Resources Corp....................................  18,720         52,978
  *Oplink Communications, Inc...............................  35,876        568,276
  *Opnext, Inc..............................................   6,819          8,115
   Optical Cable Corp.......................................  10,793         32,271
  *PAR Technology Corp......................................  22,705        115,568
   PC Connection, Inc.......................................  45,203        362,528
  *PC Mall, Inc.............................................  11,672         72,133
   PC-Tel, Inc..............................................  46,980        320,873
  *Perceptron, Inc..........................................   8,065         47,100
  *Performance Technologies, Inc............................  24,790         55,530
  *Pericom Semiconductor Corp...............................  41,261        324,311
  *Pervasive Software, Inc..................................  35,664        220,760
 #*Photronics, Inc..........................................  69,687        431,363
  *Planar Systems, Inc......................................  11,933         22,076
  *PMC-Sierra, Inc.......................................... 146,588      1,036,377
  *Presstek, Inc............................................   7,000          5,564
  *Qualstar Corp............................................  12,400         23,808
  *Radisys Corp.............................................  18,198        115,557
   RealNetworks, Inc........................................  35,381        338,596
  *Reis, Inc................................................  16,361        142,177
   RF Industries, Ltd.......................................   2,823         10,727
   Richardson Electronics, Ltd..............................  25,225        318,087
   Rimage Corp..............................................     659          5,990
  *Rofin-Sinar Technologies, Inc............................     900         22,680
 #*Rosetta Stone, Inc.......................................   2,276         23,807
  *Rudolph Technologies, Inc................................  25,697        277,528
 #*Sandisk Corp.............................................  13,097        484,720
  *Sanmina-SCI Corp.........................................  18,136        161,410
  *SeaChange International, Inc.............................  31,620        259,916
  *Sigma Designs, Inc.......................................  23,129        127,441
  *Smith Micro Software, Inc................................   3,626          7,288
  *SMTC Corp................................................   1,300          5,057
  *Spansion, Inc. Class A...................................  11,661        140,632
 #*SS&C Technologies Holdings, Inc..........................  26,378        627,005
  *Standard Microsystems Corp...............................  30,384        804,568
  *StarTek, Inc.............................................  27,060         49,520
 #*SunPower Corp............................................  16,987         95,297
  *Supertex, Inc............................................  11,602        237,493
  *Support.com, Inc.........................................  53,260        193,334
  *Sycamore Networks, Inc...................................  47,495        740,447
  *Symmetricom, Inc.........................................  89,726        498,877
 #*SYNNEX Corp..............................................  60,100      2,289,209
  *Tech Data Corp...........................................  85,452      4,596,463
  *TechTarget, Inc..........................................  24,206        180,093
  *TeleCommunication Systems, Inc. Class A..................  47,682         92,026
   Tellabs, Inc............................................. 241,591        910,798
   Telular Corp.............................................  24,938        224,941
   Tessco Technologies, Inc.................................  11,228        224,560
  *Tessera Technologies, Inc................................  48,635        760,651
   TheStreet, Inc...........................................  37,257         75,259
  *TriQuint Semiconductor, Inc..............................  18,500         90,280
  *TSR, Inc.................................................     650          2,834
  *TTM Technologies, Inc....................................  62,635        647,020
  *Ultra Clean Holdings.....................................     700          4,795
   United Online, Inc....................................... 121,790        577,285

                                     1237

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Information Technology -- (Continued)
  *UTStarcom Holdings Corp..................................   103,608     $    135,726
  *Vicon Industries, Inc....................................     5,787           18,258
  *Video Display Corp.......................................       600            2,550
  *Virtusa Corp.............................................    32,722          493,775
  *Vishay Intertechnology, Inc..............................   236,119        2,649,255
  *Vishay Precision Group, Inc..............................     9,781          141,629
  *Web.com Group, Inc.......................................    22,102          286,221
  *Westell Technologies, Inc. Class A.......................    41,073           93,646
  *Western Digital Corp.....................................   212,781        8,258,031
  *WPCS International, Inc..................................     8,861            9,570
   Xerox Corp............................................... 1,791,473       13,937,660
  *XO Group, Inc............................................    11,964          110,906
   Xyratex, Ltd.............................................    28,253          410,234
  *Yahoo!, Inc.............................................. 1,048,770       16,297,886
  *Zygo Corp................................................    18,340          362,949
                                                                           ------------
Total Information Technology................................                193,645,320
                                                                           ------------
Materials -- (3.2%)
   A. Schulman, Inc.........................................    33,740          830,341
  *A.M. Castle & Co.........................................    38,646          517,470
  #Alcoa, Inc............................................... 1,145,369       11,144,440
  *American Pacific Corp....................................     7,647           59,800
   Ashland, Inc.............................................   112,560        7,414,327
  #Bemis Co., Inc...........................................    10,392          336,597
   Boise, Inc...............................................    68,104          520,315
   Buckeye Technologies, Inc................................    37,822        1,225,811
   Cabot Corp...............................................    46,280        1,996,056
  *Century Aluminum Co......................................    32,155          295,826
  *Chemtura Corp............................................    54,541          928,288
  *Clearwater Paper Corp....................................     7,599          250,539
  *Coeur d'Alene Mines Corp.................................   133,765        2,882,636
   Commercial Metals Co.....................................    85,208        1,259,374
  *Continental Materials Corp...............................       100            1,460
  *Core Molding Technologies, Inc...........................     3,088           25,661
   Cytec Industries, Inc....................................    64,700        4,112,979
   Domtar Corp..............................................    30,917        2,704,619
   Dow Chemical Co. (The)...................................    14,000          474,320
   Friedman Industries, Inc.................................    16,953          198,181
  *Georgia Gulf Corp........................................    26,423          936,695
 #*Golden Minerals Co.......................................     9,136           68,246
  *Graphic Packaging Holding Co.............................   126,400          676,240
   H.B. Fuller Co...........................................    20,707          681,260
   Haynes International, Inc................................     2,766          172,515
  *Headwaters, Inc..........................................    23,663          102,697
  *Horsehead Holding Corp...................................    49,171          552,190
   Huntsman Corp............................................    44,942          636,379
  *Innospec, Inc............................................     1,550           46,856
   International Paper Co...................................   493,615       16,442,316
   Kaiser Aluminum Corp.....................................    27,181        1,428,905
  *KapStone Paper & Packaging Corp..........................    41,092          742,122
  *Kraton Performance Polymers, Inc.........................     1,727           44,902
  *Landec Corp..............................................    37,056          238,641
 #*Louisiana-Pacific Corp...................................   173,457        1,569,786
   LyondellBasell Industries N.V. Class A...................   121,873        5,091,854
  *Materion Corp............................................    17,890          442,062
   MeadWestavco Corp........................................   188,451        5,996,511
  *Mercer International, Inc................................    19,608          134,511
  *Metals USA Holdings Corp.................................     1,296           19,544
   Minerals Technologies, Inc...............................    17,140        1,150,094
  *Mod-Pac Corp.............................................     1,501           10,372
   Myers Industries, Inc....................................    65,520        1,083,046

                                     1238

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Materials -- (Continued)
   Neenah Paper, Inc........................................    14,705     $    419,975
   Noranda Aluminum Holding Corp............................     2,907           30,872
  *Northern Technologies International Corp.................     3,035           38,848
   Nucor Corp...............................................    89,274        3,500,434
   Olin Corp................................................    45,661          957,055
   Olympic Steel, Inc.......................................    10,414          220,048
  *OM Group, Inc............................................    42,299        1,020,252
   P.H. Glatfelter Co.......................................    54,200          844,436
  *Penford Corp.............................................    26,922          223,453
  #Reliance Steel & Aluminum Co.............................    94,901        5,304,017
   Rock-Tenn Co. Class A....................................    26,305        1,639,591
  *RTI International Metals, Inc............................    50,032        1,228,286
   Schnitzer Steel Industries, Inc. Class A.................    21,397          853,098
   Sealed Air Corp..........................................    45,299          868,835
  *Spartech Corp............................................    30,589          149,274
   Steel Dynamics, Inc......................................    94,919        1,212,116
 #*Stillwater Mining Co.....................................     8,752           93,909
 #*SunCoke Energy, Inc......................................    62,210          946,840
   Synalloy Corp............................................     5,144           62,088
  #Texas Industries, Inc....................................    33,762        1,134,741
   Tredegar Corp............................................    40,177          697,071
  *Universal Stainless & Alloy Products, Inc................     9,714          450,730
   Vulcan Materials Co......................................    58,246        2,493,511
   Wausau Paper Corp........................................    21,308          193,050
   Westlake Chemical Corp...................................    84,076        5,376,660
   Worthington Industries, Inc..............................    47,320          844,189
 #*Zoltek Cos., Inc.........................................    48,771          537,944
                                                                           ------------
Total Materials.............................................                106,788,107
                                                                           ------------
Other -- (0.0%)
 -*Gerber Scientific, Inc. Escrow Shares....................    47,409               --
 -*MAIR Holdings, Inc. Escrow Shares........................     1,415               --
 -*Petrocorp, Inc. Escrow Shares............................       900               54
 -*Price Communications Liquidation Trust...................    47,738               --
                                                                           ------------
Total Other.................................................                         54
                                                                           ------------
Telecommunication Services -- (6.2%)
   AT&T, Inc................................................ 4,065,906      133,808,966
   Atlantic Tele-Network, Inc...............................        84            2,861
  *Cbeyond, Inc.............................................     9,743           62,647
   CenturyLink, Inc.........................................   536,163       20,674,445
  #Frontier Communications Corp.............................   696,949        2,815,674
  *General Communications, Inc. Class A.....................    44,167          335,669
  *Iridium Communications, Inc..............................    24,506          215,408
 #*Leap Wireless International, Inc.........................     8,393           47,085
  *MetroPCS Communications, Inc.............................   227,572        1,661,276
  *Neutral Tandem, Inc......................................     6,833           79,399
  *ORBCOMM, Inc.............................................    44,067          143,658
  *Premiere Global Services, Inc............................     2,788           24,953
  *Primus Telecommunications Group, Inc.....................       246            4,280
   Shenandoah Telecommunications Co.........................     2,126           23,705
  *Sprint Nextel Corp....................................... 3,759,360        9,323,213
   SureWest Communications..................................    15,455          348,974
  #Telephone & Data Systems, Inc............................   154,629        3,755,938
  *United States Cellular Corp..............................    33,568        1,316,537
   USA Mobility, Inc........................................    30,823          398,233
   Verizon Communications, Inc..............................   855,430       34,542,263
                                                                           ------------
Total Telecommunication Services............................                209,585,184
                                                                           ------------

                                     1239

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CONTINUED

                                                                     SHARES            VALUE+
                                                                  ------------     --------------
Utilities -- (0.5%)
  *AES Corp......................................................      606,667     $    7,595,471
  *Calpine Corp..................................................      214,576          4,023,300
   Consolidated Water Co., Ltd...................................        6,347             45,508
 #*Dynegy, Inc...................................................       84,156             34,504
   Genie Energy, Ltd. Class B....................................        3,898             32,431
  *GenOn Energy, Inc.............................................      582,007          1,239,675
  *NRG Energy, Inc...............................................      220,130          3,742,210
  #Ormat Technologies, Inc.......................................       20,134            398,049
   Public Service Enterprise Group, Inc..........................       29,685            924,688
   SJW Corp......................................................        6,569            158,313
  *Synthesis Energy Systems, Inc.................................        1,418              1,985
   Unitil Corp...................................................        4,716            124,785
                                                                                   --------------
Total Utilities..................................................                      18,320,919
                                                                                   --------------
TOTAL COMMON STOCKS..............................................                   3,170,514,692
                                                                                   --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares.............................   11,813,025         11,813,025
                                                                                   --------------

                                                                  SHARES/ FACE
                                                                     AMOUNT
                                                                  ------------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S) @DFA Short Term Investment Fund..............................  174,346,139        174,346,139
        @Repurchase Agreement, JPMorgan Securities LLC
          0.21%, 05/01/12 (Collateralized by $1,603,475
          FNMA, rates ranging from 2.000% to 6.331%(r),
          maturities ranging from 01/01/19 to 09/01/45,
          valued at $1,608,446) to be repurchased at
          $1,556,774............................................. $      1,557          1,556,765
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL..............................                     175,902,904
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,770,249,146).........................................                  $3,358,230,621
                                                                                   ==============

                                     1240

                    CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  APRIL 30, 2012
                                   (UNAUDITED)

                                                             SHARES     VALUE+
                                                             ------    --------
COMMON STOCKS -- (91.3%)
Consumer Discretionary -- (13.7%)
  *1-800-FLOWERS.COM, Inc. Class A..........................   600     $  1,788
   A.H. Belo Corp. Class A..................................   600        2,646
   Aaron's, Inc............................................. 1,900       51,623
   Abercrombie & Fitch Co...................................   400       20,068
   Advance Auto Parts, Inc..................................   200       18,360
  *Aeropostale, Inc......................................... 1,075       23,843
  *AFC Enterprises, Inc.....................................   300        5,124
  *Amazon.com, Inc..........................................   700      162,330
 #*AMC Networks, Inc. Class A...............................   150        6,375
  *American Axle & Manufacturing Holdings, Inc.............. 1,500       14,535
   American Eagle Outfitters, Inc........................... 3,112       56,047
  *American Public Education, Inc...........................   129        4,479
  *America's Car-Mart, Inc..................................   400       18,376
  *Amerigon, Inc............................................   300        4,290
  *ANN, Inc................................................. 1,000       27,690
  *Apollo Group, Inc. Class A...............................   400       14,088
   Arbitron, Inc............................................   300       11,415
  *Archipelago Learning, Inc................................   466        5,159
  *Arctic Cat, Inc..........................................   100        4,424
  *Asbury Automotive Group, Inc.............................   900       25,128
  *Ascena Retail Group, Inc................................. 2,400       49,152
  *Ascent Capital Group, Inc. Class A.......................   200       10,300
  #Autoliv, Inc.............................................   600       37,644
 #*AutoNation, Inc..........................................   900       31,122
  *Ballantyne Strong, Inc...................................   500        3,160
 #*Barnes & Noble, Inc...................................... 1,700       35,275
  *Beasley Broadcast Group, Inc. Class A....................   300        1,530
  *Beazer Homes USA, Inc.................................... 1,500        4,650
   bebe stores, inc......................................... 1,700       13,940
  *Bed Bath & Beyond, Inc...................................   700       49,273
   Belo Corp. Class A....................................... 2,400       16,176
   Benihana, Inc............................................   194        2,675
  #Best Buy Co., Inc........................................ 2,340       51,644
   Big 5 Sporting Goods Corp................................   600        5,022
 #*Big Lots, Inc............................................   900       32,976
  *Biglari Holdings, Inc....................................    50       20,316
 #*Blue Nile, Inc...........................................   200        6,056
  *Bluegreen Corp...........................................   500        2,650
   Blyth, Inc...............................................   275       24,192
   Bob Evans Farms, Inc..................................... 1,000       38,240
  *Body Central Corp........................................   200        6,074
   Bon-Ton Stores, Inc. (The)...............................   300        1,860
  #Books-A-Million, Inc.....................................   600        1,914
 #*BorgWarner, Inc..........................................   400       31,616
 #*Bridgepoint Education, Inc...............................   900       19,404
  #Brinker International, Inc...............................   525       16,522
  #Brown Shoe Co., Inc...................................... 1,300       11,843
   Brunswick Corp...........................................   300        7,887
  #Buckle, Inc..............................................   300       13,854
 #*Buffalo Wild Wings, Inc..................................   400       33,540
  *Build-A-Bear Workshop, Inc...............................   500        2,255
  *Cabela's, Inc............................................ 1,300       49,153
  #Cablevision Systems Corp.................................   600        8,892
  *Cache, Inc...............................................   600        3,744
   Callaway Golf Co......................................... 1,780       10,911
  *Cambium Learning Group, Inc.............................. 1,078        2,447
  *Capella Education Co.....................................   100        3,271
  *Career Education Corp.................................... 1,700       12,121

                                     1241

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Discretionary -- (Continued)
  *Caribou Coffee Co., Inc..................................    600     $  9,846
  *CarMax, Inc..............................................  1,100       33,957
  *Carmike Cinemas, Inc.....................................    300        3,999
   Carnival Corp............................................  3,260      105,917
   Carriage Services, Inc...................................    700        5,250
  *Carrols Restaurant Group, Inc............................    433        6,530
  *Carter's, Inc............................................  1,000       54,300
  *Casual Male Retail Group, Inc............................    800        2,512
   Cato Corp. Class A.......................................    700       19,481
  *Cavco Industries, Inc....................................    200       10,320
   CBS Corp. Class B........................................  4,400      146,740
   CEC Entertainment, Inc...................................    300       11,466
  *Charming Shoppes, Inc....................................  2,810       16,579
  *Charter Communications, Inc..............................    100        6,047
 #*Cheesecake Factory, Inc..................................  1,200       37,800
   Chico's FAS, Inc.........................................  1,500       23,040
 #*Children's Place Retail Stores, Inc. (The)...............    500       22,990
  #Choice Hotels International, Inc.........................    700       26,334
   Christopher & Banks Corp.................................    700        1,309
   Cinemark Holdings, Inc...................................  1,300       29,848
  *Citi Trends, Inc.........................................    200        2,228
  *Clear Channel Outdoor Holdings, Inc. Class A.............    600        4,542
   Coach, Inc...............................................    500       36,580
 #*Coinstar, Inc............................................    558       35,037
  *Collective Brands, Inc...................................  1,600       33,232
  #Columbia Sportswear Co...................................    600       28,260
   Comcast Corp. Class A.................................... 11,509      349,068
   Comcast Corp. Special Class A............................  4,700      140,201
  *Conn's, Inc..............................................    989       16,170
   Cooper Tire & Rubber Co..................................  1,440       21,528
   Core-Mark Holding Co., Inc...............................    200        7,720
  *Corinthian Colleges, Inc.................................    800        3,072
  *Cost Plus, Inc...........................................    300        5,811
   Cracker Barrel Old Country Store, Inc....................    400       23,008
  *Crocs, Inc...............................................  1,400       28,280
   CSS Industries, Inc......................................    300        5,745
 #*CTC Media, Inc...........................................  1,038       11,242
  *Culp, Inc................................................    500        5,725
  *Cumulus Media, Inc. Class A..............................  1,143        4,149
  *Cybex International, Inc.................................    500        1,160
   D.R. Horton, Inc.........................................  3,300       53,955
   Dana Holding Corp........................................  1,836       26,842
   Darden Restaurants, Inc..................................    500       25,040
 #*Deckers Outdoor Corp.....................................    400       20,404
  *Delta Apparel, Inc.......................................    100        1,431
   Destination Maternity Corp...............................    400        7,936
   DeVry, Inc...............................................    697       22,409
  #Dick's Sporting Goods, Inc...............................    300       15,180
  *Digital Generation, Inc..................................    600        5,568
  #Dillard's, Inc. Class A..................................  1,400       90,384
  *DineEquity, Inc..........................................    300       14,574
  *DIRECTV Class A..........................................  1,202       59,223
  *Discovery Communications, Inc. Class A...................    300       16,326
  *Discovery Communications, Inc. Class C...................    500       24,845
   DISH Network Corp........................................    200        6,394
  *Dixie Group, Inc. (The)..................................    400        1,552
  *Dollar General Corp......................................    200        9,492
  *Dollar Tree, Inc.........................................    600       60,996
   Domino's Pizza, Inc......................................    600       22,686
  *Dorman Products, Inc.....................................    400       19,112
 #*DreamWorks Animation SKG, Inc. Class A...................  1,400       25,214

                                     1242

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Consumer Discretionary -- (Continued)
  *Drew Industries, Inc.....................................   400     $ 11,912
   DSW, Inc. Class A........................................   400       22,504
  *E.W. Scripps Co. Class A (The)........................... 1,400       12,824
 #*Education Management Corp................................ 1,100       13,640
   Einstein Noah Restaurant Group, Inc......................   300        4,245
  *Emerson Radio Corp.......................................   300          609
  *Entercom Communications Corp.............................   700        4,333
   Entravision Communications Corp..........................   400          628
  #Ethan Allen Interiors, Inc...............................   800       18,560
  *Exide Technologies....................................... 2,400        6,912
  #Expedia, Inc.............................................   571       24,342
  *Express, Inc.............................................   500       11,810
   Family Dollar Stores, Inc................................   500       33,775
  *Famous Dave's of America, Inc............................   400        3,988
  *Federal-Mogul Corp....................................... 1,897       24,528
   Finish Line, Inc. Class A (The).......................... 1,300       28,938
  *Fisher Communications, Inc...............................   400       13,116
   Foot Locker, Inc......................................... 5,400      165,186
  #Ford Motor Co............................................ 5,020       56,626
 #*Fossil, Inc..............................................   200       26,134
   Frisch's Restaurants, Inc................................   100        2,656
 #*Fuel Systems Solutions, Inc..............................   500       11,725
  *Furniture Brands International, Inc......................   800        1,264
  #GameStop Corp. Class A................................... 3,194       72,695
   Gannett Co., Inc......................................... 3,862       53,373
   Gap, Inc................................................. 2,100       59,850
   Garmin, Ltd.............................................. 1,300       61,269
  *Gaylord Entertainment Co................................. 1,200       37,776
  *General Motors Co........................................ 4,264       98,072
  *Genesco, Inc.............................................   600       45,000
  #Gentex Corp..............................................   487       10,699
   Genuine Parts Co.........................................   500       32,390
  *G-III Apparel Group, Ltd.................................   600       16,110
  *Goodyear Tire & Rubber Co................................ 2,000       21,960
  *Gordmans Stores, Inc.....................................   100        2,124
  *Grand Canyon Education, Inc..............................   366        6,365
  *Gray Television, Inc.....................................   300          540
  *Great Wolf Resorts, Inc.................................. 1,400       10,976
   Group 1 Automotive, Inc..................................   500       28,940
   Guess?, Inc..............................................   774       22,663
   H&R Block, Inc........................................... 1,300       19,110
 #*Hanesbrands, Inc.........................................   700       19,754
   Harley-Davidson, Inc.....................................   800       41,864
   Harman International Industries, Inc..................... 1,004       49,778
   Harte-Hanks, Inc......................................... 1,200       10,080
  #Hasbro, Inc..............................................   400       14,696
   Haverty Furniture Cos., Inc..............................   600        7,200
  *Helen of Troy, Ltd.......................................   903       31,244
 #*hhgregg, Inc.............................................   800        8,368
  *Hibbett Sporting Goods, Inc..............................   200       11,944
   Hillenbrand, Inc......................................... 1,103       23,097
  *Hollywood Media Corp.....................................   401          441
   Home Depot, Inc. (The)................................... 3,536      183,129
   Hooker Furniture Corp....................................   200        2,368
   Hot Topic, Inc...........................................   878        8,604
   HSN, Inc.................................................   400       15,480
  *Hyatt Hotels Corp. Class A...............................   442       19,019
  *Iconix Brand Group, Inc.................................. 2,200       33,748
   International Speedway Corp. Class A.....................   800       21,352
   Interpublic Group of Cos., Inc. (The).................... 4,700       55,507
   Interval Leisure Group, Inc.............................. 1,082       18,697

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

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Discretionary -- (Continued)
  *iRobot Corp..............................................    216     $  5,100
 #*ITT Educational Services, Inc............................    200       13,204
  *J. Alexander's Corp......................................    150        1,288
  #J.C. Penney Co., Inc.....................................  1,671       60,256
  *Jack in the Box, Inc.....................................    900       20,448
   JAKKS Pacific, Inc.......................................    800       15,256
   John Wiley & Sons, Inc. Class B..........................     70        3,167
   Johnson Controls, Inc....................................  2,300       73,531
  *Johnson Outdoors, Inc. Class A...........................    300        5,541
   Jones Group, Inc. (The)..................................  1,700       19,074
  *Jos. A. Bank Clothiers, Inc..............................    600       28,530
  *Journal Communications, Inc. Class A.....................  1,600        6,704
 #*K12, Inc.................................................    700       17,850
  #KB Home..................................................  2,000       17,360
  *Kenneth Cole Productions, Inc. Class A...................    200        3,186
  *Kirkland's, Inc..........................................    474        6,939
  *Knology, Inc.............................................    400        7,780
   #Kohl's Corp.............................................  1,200       60,156
  *Kona Grill, Inc..........................................    280        1,884
  *Krispy Kreme Doughnuts, Inc..............................    600        4,398
 #*K-Swiss, Inc. Class A....................................    500        1,840
  *Lakeland Industries, Inc.................................    200        2,090
 #*Lamar Advertising Co. Class A............................    466       14,828
  *La-Z-Boy, Inc............................................  1,227       18,491
  *LeapFrog Enterprises, Inc................................  1,200       11,208
   Lear Corp................................................  1,021       42,372
  *Learning Tree International, Inc.........................    500        2,855
  *Lee Enterprises, Inc.....................................  2,000        2,260
  #Leggett & Platt, Inc.....................................  2,900       63,133
  #Lennar Corp. Class A.....................................  3,200       88,768
   Lennar Corp. Class B Voting..............................    240        5,431
  *Libbey, Inc..............................................    300        4,281
  *Liberty Global, Inc. Class A.............................    200        9,962
  *Liberty Global, Inc. Class C.............................    200        9,586
  *Liberty Interactive Corp. Class A........................  6,200      116,808
  *Liberty Media Corp.--Liberty Capital Class A.............    540       47,218
  *Life Time Fitness, Inc...................................    734       34,175
   Lifetime Brands, Inc.....................................    500        5,825
   Limited Brands, Inc......................................    600       29,820
  *LIN TV Corp. Class A.....................................    800        3,160
   Lincoln Educational Services Corp........................    600        4,404
   Lithia Motors, Inc. Class A..............................    600       16,098
  *Live Nation Entertainment, Inc...........................  3,800       34,428
  *LKQ Corp.................................................  2,000       66,900
   Lowe's Cos., Inc......................................... 10,000      314,700
  *Luby's, Inc..............................................  1,000        6,120
 #*Lululemon Athletica, Inc.................................    200       14,828
  *Lumber Liquidators Holdings, Inc.........................     63        1,823
  *M/I Homes, Inc...........................................    500        6,650
   Macy's, Inc..............................................  6,200      254,324
  *Madison Square Garden Co. Class A (The)..................  1,250       44,962
  *Maidenform Brands, Inc...................................    500       11,415
   Marcus Corp..............................................    500        6,255
   Marine Products Corp.....................................  1,100        6,567
   Marriott International, Inc. Class A.....................    806       31,507
  *Marriott Vacations Worldwide Corp........................     40        1,181
  *Martha Stewart Living Omnimedia Class A..................  1,000        3,570
   Mattel, Inc..............................................  1,500       50,400
   Matthews International Corp. Class A.....................    700       21,000
  *McClatchy Co. Class A (The)..............................    651        1,771
   McDonald's Corp..........................................  2,200      214,390

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Discretionary -- (Continued)
   McGraw-Hill Cos., Inc....................................    300     $ 14,751
   MDC Holdings, Inc........................................  1,300       36,543
 #*Media General, Inc. Class A..............................    350        1,250
   Men's Wearhouse, Inc. (The)..............................  1,222       45,263
  #Meredith Corp............................................  1,100       31,713
  *Meritage Homes Corp......................................  1,000       28,390
  *Midas, Inc...............................................    200        2,300
  *Modine Manufacturing Co..................................  1,100        8,690
  *Mohawk Industries, Inc...................................  1,479       99,123
   Monro Muffler Brake, Inc.................................    575       23,724
  *Morgans Hotel Group Co...................................    500        2,480
  #Morningstar, Inc.........................................    600       34,632
   Movado Group, Inc........................................    600       17,010
  *Nathan's Famous, Inc.....................................    200        4,798
   National CineMedia, Inc..................................    472        6,745
 #*Netflix, Inc.............................................    200       16,028
  *New York & Co., Inc......................................    500        1,975
  *New York Times Co. Class A (The).........................  3,000       18,930
   Newell Rubbermaid, Inc...................................  3,600       65,520
   News Corp. Class A....................................... 12,600      246,960
   News Corp. Class B.......................................  3,700       73,408
   NIKE, Inc. Class B.......................................    700       78,309
   Nordstrom, Inc...........................................    500       27,930
   Nutrisystem, Inc.........................................    600        6,948
  *NVR, Inc.................................................     13       10,191
  *Office Depot, Inc........................................  2,500        7,600
  *OfficeMax, Inc...........................................  1,800        8,370
   Omnicom Group, Inc.......................................    600       30,786
  *Orbitz Worldwide, Inc....................................  1,300        4,745
  *Orchard Supply Hardware Stores Corp. Class A.............     40          859
 #*O'Reilly Automotive, Inc.................................    700       73,822
  *Orient-Express Hotels, Ltd. Class A......................  1,000       10,690
   Outdoor Channel Holdings, Inc............................  1,000        7,400
  *Overstock.com, Inc.......................................    300        1,809
   Oxford Industries, Inc...................................    400       19,196
   P.F. Chang's China Bistro, Inc...........................    500       19,845
  *Panera Bread Co. Class A.................................    300       47,376
  *Papa John's International, Inc...........................    500       20,140
 #*Peet's Coffee & Tea, Inc.................................    400       30,728
   Penske Automotive Group, Inc.............................  2,600       68,744
   Pep Boys--Manny, Moe & Jack (The)........................  1,200       17,916
  *Perry Ellis International, Inc...........................    400        7,484
   PetSmart, Inc............................................    500       29,130
  *Pier 1 Imports, Inc......................................  1,900       32,642
   Polaris Industries, Inc..................................    402       31,935
   Pool Corp................................................    553       20,411
  *Premier Exhibitions, Inc.................................    300          780
  *Priceline.com, Inc.......................................    100       76,082
  *PulteGroup, Inc..........................................  5,960       58,646
   PVH Corp.................................................    900       79,920
  *Quiksilver, Inc..........................................  4,300       14,878
   R.G. Barry Corp..........................................    300        3,822
 #*Radio One, Inc. Class D..................................    400          448
  #RadioShack Corp..........................................  3,000       15,540
   Ralph Lauren Corp........................................    100       17,227
  *Red Lion Hotels Corp.....................................    600        5,004
  *Red Robin Gourmet Burgers, Inc...........................    400       14,264
  #Regal Entertainment Group................................    600        8,166
   Regis Corp...............................................  1,700       31,195
   Rent-A-Center, Inc.......................................  1,700       58,157
  *Rentrak Corp.............................................    200        3,784

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Consumer Discretionary -- (Continued)
  *Rocky Brands, Inc........................................   200     $  2,830
   Ross Stores, Inc......................................... 1,000       61,590
   Royal Caribbean Cruises, Ltd............................. 1,914       52,386
  *Ruby Tuesday, Inc........................................ 1,500       10,200
  *Ruth's Hospitality Group, Inc............................   695        4,809
   Ryland Group, Inc. (The).................................   400        9,004
  *Saga Communications, Inc. Class A........................   100        3,766
 #*Saks, Inc................................................ 4,500       49,320
   Salem Communications Corp. Class A.......................   400        2,144
  *Sally Beauty Holdings, Inc............................... 2,100       55,860
  *School Specialty, Inc....................................   400        1,308
   Scripps Networks Interactive, Inc........................   400       20,088
 #*Sears Holdings Corp......................................   900       48,402
  *Select Comfort Corp......................................   580       16,750
   Service Corp. International.............................. 6,100       70,638
   Shiloh Industries, Inc...................................   600        5,514
  *Shoe Carnival, Inc.......................................   300        5,832
 #*Shutterfly, Inc..........................................   300        9,336
   Signet Jewelers, Ltd. ADR................................   900       43,893
   Sinclair Broadcast Group, Inc. Class A...................   600        6,168
   Six Flags Entertainment Corp.............................   900       43,119
 #*Skechers U.S.A., Inc. Class A............................   700       13,069
   Skyline Corp.............................................   400        2,196
  *Smith & Wesson Holding Corp..............................   600        4,950
   Sonic Automotive, Inc. Class A...........................   900       15,138
  *Sonic Corp............................................... 1,000        7,220
  #Sotheby's................................................   800       31,456
   Spartan Motors, Inc...................................... 1,100        4,785
   Speedway Motorsports, Inc................................ 1,414       24,123
   Stage Stores, Inc........................................   900       13,743
   Standard Motor Products, Inc.............................   448        6,751
  *Standard Pacific Corp.................................... 4,600       23,276
  #Staples, Inc............................................. 3,755       57,827
   Starbucks Corp...........................................   900       51,642
   Starwood Hotels & Resorts Worldwide, Inc.................   500       29,600
  *Stein Mart, Inc.......................................... 1,300        8,346
  *Steiner Leisure, Ltd.....................................   100        4,696
  *Steinway Musical Instruments, Inc........................   176        4,437
  *Steven Madden, Ltd.......................................   682       29,469
   Stewart Enterprises, Inc. Class A........................ 2,000       12,640
   Strattec Security Corp...................................    40          872
  #Strayer Education, Inc...................................   100        9,868
  #Sturm Ruger & Co., Inc...................................   500       28,535
   Superior Industries International, Inc...................   800       13,688
   Superior Uniform Group, Inc..............................   200        2,350
  *Systemax, Inc............................................   988       16,964
  *Tandy Brands Accessories, Inc............................   100          169
   Tandy Leather Factory, Inc...............................   300        1,542
   Target Corp.............................................. 2,600      150,644
  *Tempur-Pedic International, Inc..........................   300       17,652
  *Tenneco, Inc............................................. 1,300       40,079
 #*Tesla Motors, Inc........................................   413       13,683
   Texas Roadhouse, Inc..................................... 1,500       25,875
  #Thor Industries, Inc.....................................   950       32,138
   Tiffany & Co.............................................   400       27,384
   Time Warner Cable, Inc................................... 2,380      191,471
   Time Warner, Inc......................................... 8,366      313,390
   TJX Cos., Inc. (The)..................................... 1,600       66,736
  *Toll Brothers, Inc....................................... 2,600       66,040
  #Tractor Supply Co........................................ 1,600      157,456
  *True Religion Apparel, Inc...............................   700       19,012

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Consumer Discretionary -- (Continued)
  *TRW Automotive Holdings Corp.............................    600     $    27,426
  *Tuesday Morning Corp.....................................    600           2,424
   Tupperware Brands Corp...................................    400          24,916
   Ulta Salon Cosmetics & Fragrance, Inc....................    200          17,636
 #*Under Armour, Inc. Class A...............................    100           9,793
  *Unifi, Inc...............................................    666           7,406
  *Universal Electronics, Inc...............................    300           5,076
   Universal Technical Institute, Inc.......................    500           6,000
  *Urban Outfitters, Inc....................................    400          11,584
   V.F. Corp................................................    200          30,410
   Vail Resorts, Inc........................................  1,000          40,780
  *Valassis Communications, Inc.............................    900          18,000
   Value Line, Inc..........................................    106           1,290
   Viacom, Inc. Class B.....................................  1,000          46,390
  #Virgin Media, Inc........................................    500          12,280
  *Visteon Corp.............................................    510          25,587
 #*Vitamin Shoppe, Inc......................................    500          23,535
  *VOXX International Corp..................................    850          10,786
   Walt Disney Co. (The).................................... 12,047         519,346
 #*Warnaco Group, Inc. (The)................................    640          33,894
  #Washington Post Co. Class B..............................    167          63,154
  #Weight Watchers International, Inc.......................    200          15,192
   Wendy's Co. (The)........................................  7,014          34,158
  *West Marine, Inc.........................................    500           5,855
  *Wet Seal, Inc. Class A (The).............................  2,400           7,896
   Weyco Group, Inc.........................................    256           6,244
   Whirlpool Corp...........................................  1,100          70,422
   Wiley (John) & Sons, Inc. Class A........................    940          42,479
   Williams Controls, Inc...................................    100           1,105
   Williams-Sonoma, Inc.....................................    500          19,345
   Winmark Corp.............................................     30           1,720
  *Winnebago Industries, Inc................................    477           4,651
   Wolverine World Wide, Inc................................    564          23,660
   World Wrestling Entertainment, Inc. Class A..............    700           5,516
   Wyndham Worldwide Corp...................................  2,200         110,748
   Yum! Brands, Inc.........................................    700          50,911
 #*Zale Corp................................................    600           1,644
 #*Zumiez, Inc..............................................    696          25,515
                                                                        -----------
Total Consumer Discretionary................................             11,905,063
                                                                        -----------
Consumer Staples -- (5.5%)
   Alico, Inc...............................................    200           4,548
   Andersons, Inc. (The)....................................    500          25,200
   Archer-Daniels-Midland Co................................  5,000         154,150
   Avon Products, Inc.......................................    900          19,440
   B&G Foods, Inc...........................................    700          15,568
   Bunge, Ltd...............................................  1,375          88,687
   Calavo Growers, Inc......................................    300           8,604
   Cal-Maine Foods, Inc.....................................    600          21,618
  #Campbell Soup Co.........................................    800          27,064
   Casey's General Stores, Inc..............................    600          33,810
  *Central Garden & Pet Co..................................    500           5,290
  *Central Garden & Pet Co. Class A.........................    418           4,468
  *Chiquita Brands International, Inc.......................  1,500          12,750
   Church & Dwight Co., Inc.................................    800          40,640
   Clorox Co. (The).........................................    500          35,050
   Coca-Cola Bottling Co. Consolidated......................    200          12,830
   Coca-Cola Co. (The)......................................  4,000         305,280
   Coca-Cola Enterprises, Inc...............................  2,497          75,210
   Colgate-Palmolive Co.....................................    700          69,258
   ConAgra Foods, Inc.......................................  3,453          89,156

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Staples -- (Continued)
   Corn Products International, Inc.........................    818     $ 46,675
   Costco Wholesale Corp....................................  1,200      105,804
  *Darling International, Inc...............................  2,400       39,312
  *Dean Foods Co............................................  1,280       15,718
  #Diamond Foods, Inc.......................................    500       10,450
 #*Dole Food Co., Inc.......................................  1,800       15,264
   Dr. Pepper Snapple Group, Inc............................  1,184       48,047
  *Elizabeth Arden, Inc.....................................  1,000       38,980
  *Energizer Holdings, Inc..................................    633       45,152
   Estee Lauder Cos., Inc...................................    400       26,140
  *Farmer Bros. Co..........................................    500        4,550
   Flowers Foods, Inc.......................................  2,200       47,190
   Fresh Del Monte Produce, Inc.............................  1,100       25,487
 #*Fresh Market, Inc. (The).................................    200       10,234
   General Mills, Inc.......................................  1,744       67,824
 #*Green Mountain Coffee Roasters, Inc......................    500       24,375
   Griffin Land & Nurseries, Inc............................     93        2,239
   H.J. Heinz Co............................................    400       21,324
  *Hain Celestial Group, Inc (The)..........................  1,300       61,490
   Harris Teeter Supermarkets, Inc..........................    900       34,173
   Hershey Co. (The)........................................    300       20,103
  #Hormel Foods Corp........................................    700       20,342
  *Imperial Sugar Co........................................    241          976
   Ingles Markets, Inc. Class A.............................    300        5,217
   Inter Parfums, Inc.......................................    750       11,812
   J & J Snack Foods Corp...................................    400       22,424
   J.M. Smucker Co..........................................  1,420      113,075
  *John B. Sanfilippo & Son, Inc............................    200        2,892
   Kellogg Co...............................................    300       15,171
   Kimberly-Clark Corp......................................    900       70,623
   Kraft Foods, Inc. Class A................................ 17,503      697,845
   Kroger Co. (The).........................................  1,900       44,213
  #Lancaster Colony Corp....................................    500       32,605
 #*Lifeway Foods, Inc.......................................    200        1,668
   McCormick & Co., Inc.....................................    500       27,955
  *Medifast, Inc............................................    300        5,766
  *Monster Beverage Corp....................................    400       25,984
   Nash-Finch Co............................................    400       10,040
  *National Beverage Corp...................................    500        7,430
  *Omega Protein Corp.......................................    700        5,012
  *Overhill Farms, Inc......................................    400        1,816
  *Pantry, Inc. (The).......................................    700        8,932
   PepsiCo, Inc.............................................  2,979      196,614
  *Pilgrim's Pride Corp.....................................  4,673       33,365
  *Post Holdings, Inc.......................................    300        8,925
   PriceSmart, Inc..........................................    300       24,762
   Procter & Gamble Co. (The)...............................  9,400      598,216
  *Ralcorp Holdings, Inc....................................    600       43,686
  *Revlon, Inc..............................................    200        3,416
  #Rocky Mountain Chocolate Factory, Inc....................    200        1,894
  #Safeway, Inc.............................................  3,600       73,188
  #Sanderson Farms, Inc.....................................    600       30,966
   Sara Lee Corp............................................  1,300       28,652
  *Seneca Foods Corp. Class A...............................    200        4,658
  *Smart Balance, Inc.......................................  1,229        7,251
  *Smithfield Foods, Inc....................................  3,000       62,880
   Snyders-Lance, Inc.......................................  1,596       41,304
   Spartan Stores, Inc......................................    700       12,761
  *Spectrum Brands Holdings, Inc............................  1,215       41,930
  #SUPERVALU, Inc...........................................  4,400       26,136
  *Susser Holdings Corp.....................................    800       21,352

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Consumer Staples -- (Continued)
   Sysco Corp...............................................  1,100     $   31,790
  #Tootsie Roll Industries, Inc.............................    972         23,143
  *TreeHouse Foods, Inc.....................................    567         32,608
   Tyson Foods, Inc. Class A................................  4,122         75,226
  *United Natural Foods, Inc................................    900         44,361
   Village Super Market, Inc................................    194          5,354
   Wal-Mart Stores, Inc.....................................  5,900        347,569
   WD-40 Co.................................................    200          9,016
   Weis Markets, Inc........................................    788         35,145
   Whole Foods Market, Inc..................................    400         33,228
                                                                        ----------
Total Consumer Staples......................................             4,790,346
                                                                        ----------
Energy -- (12.0%)
   Adams Resources & Energy, Inc............................     49          2,976
   Alon USA Energy, Inc.....................................  1,100          9,944
  *Alpha Natural Resources, Inc.............................    900         14,517
   Anadarko Petroleum Corp..................................  3,500        256,235
   Apache Corp..............................................  2,351        225,555
 #*Approach Resources, Inc..................................    500         17,940
  #Arch Coal, Inc...........................................  1,500         14,640
  *Atwood Oceanics, Inc.....................................    950         42,113
   Baker Hughes, Inc........................................  2,161         95,322
  *Basic Energy Services, Inc...............................    800         11,520
  #Berry Petroleum Co. Class A..............................  1,100         50,105
 #*Bill Barrett Corp........................................  1,500         35,970
 #*BPZ Resources, Inc.......................................  2,400          9,720
   Bristow Group, Inc.......................................  1,060         51,781
   Cabot Oil & Gas Corp.....................................  3,400        119,476
  *Cameron International Corp...............................    716         36,695
  #CARBO Ceramics, Inc......................................    200         16,818
 #*Carrizo Oil & Gas, Inc...................................    900         25,236
 #*Cheniere Energy, Inc.....................................    600         10,986
  #Chesapeake Energy Corp...................................  4,900         90,356
   Chevron Corp............................................. 17,800      1,896,768
   Cimarex Energy Co........................................  1,000         69,110
  *Clayton Williams Energy, Inc.............................    400         29,416
 #*Clean Energy Fuels Corp..................................    800         15,392
  *Cloud Peak Energy, Inc...................................  1,200         18,468
  *Cobalt International Energy, Inc.........................  1,059         28,339
  *Comstock Resources, Inc..................................  1,300         22,841
  *Concho Resources, Inc....................................    828         88,745
   ConocoPhillips...........................................  8,900        637,507
  #Consol Energy, Inc.......................................  1,100         36,564
  *Contango Oil & Gas Co....................................    400         21,704
 #*Continental Resources, Inc...............................    100          8,925
  *CREDO Petroleum Corp.....................................    300          3,063
   Crosstex Energy, Inc.....................................  1,400         20,860
  *CVR Energy, Inc..........................................  1,900         57,684
  *Dawson Geophysical Co....................................    200          5,370
   Delek US Holdings, Inc...................................    700         11,410
  *Denbury Resources, Inc...................................  3,491         66,469
   Devon Energy Corp........................................  2,709        189,224
  #Diamond Offshore Drilling, Inc...........................    800         54,840
  *Double Eagle Petroleum Co................................    200          1,098
  *Dresser-Rand Group, Inc..................................    400         19,472
 #*Dril-Quip, Inc...........................................    500         33,695
   El Paso Corp.............................................  3,600        106,812
  *Endeavour International Corp.............................    700          8,736
   Energen Corp.............................................    400         20,952
  *Energy Partners, Ltd.....................................    859         13,985
  *Energy XXI (Bermuda), Ltd................................    489         18,426

                                     1249

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Energy -- (Continued)
  *ENGlobal Corp............................................    400     $      800
   EOG Resources, Inc.......................................  1,771        194,474
   EQT Corp.................................................    400         19,924
  *Exterran Holdings, Inc...................................    600          8,106
   Exxon Mobil Corp......................................... 18,260      1,576,568
  *FMC Technologies, Inc....................................    900         42,300
 #*Forest Oil Corp..........................................  1,200         15,984
  *FX Energy, Inc...........................................    300          1,704
  *Geokinetics, Inc.........................................    415            735
  *GeoResources, Inc........................................    400         15,084
  *Green Plains Renewable Energy, Inc.......................    700          5,593
   Gulf Island Fabrication, Inc.............................    320          8,966
  *Gulfmark Offshore, Inc. Class A..........................    900         43,353
  *Gulfport Energy Corp.....................................    700         18,347
   Halliburton Co...........................................  1,600         54,752
  *Harvest Natural Resources, Inc...........................  1,100          7,568
 #*Heckmann Corp............................................  1,357          5,157
  *Helix Energy Solutions Group, Inc........................  3,300         67,353
   Helmerich & Payne, Inc...................................  1,200         61,668
  *Hercules Offshore, Inc...................................  3,805         19,329
   Hess Corp................................................  2,280        118,879
  *HKN, Inc.................................................    699          1,594
  *HollyFrontier Corp.......................................  1,784         54,983
  *Hornbeck Offshore Services, Inc..........................    922         38,383
  *ION Geophysical Corp.....................................  2,800         17,444
  *Key Energy Services, Inc.................................  1,500         18,990
 #*Kinder Morgan, Inc.......................................    239          8,580
 #*Kodiak Oil & Gas Corp....................................    723          6,399
  *Lone Pine Resources, Inc.................................    367          2,187
  #Lufkin Industries, Inc...................................    200         15,368
 #*Magnum Hunter Resources Corp.............................    974          6,049
   Marathon Oil Corp........................................  5,200        152,568
   Marathon Petroleum Corp..................................  2,400         99,864
  *Matrix Service Co........................................    500          6,825
 #*McMoran Exploration Co...................................  2,153         18,946
  *Mitcham Industries, Inc..................................    300          7,128
   Murphy Oil Corp..........................................  2,267        124,617
  *Nabors Industries, Ltd...................................  1,004         16,717
   National Oilwell Varco, Inc..............................  3,000        227,280
  *Natural Gas Services Group, Inc..........................    200          2,608
  *Newfield Exploration Co..................................  1,780         63,902
  *Newpark Resources, Inc...................................  2,400         15,264
   Noble Corp...............................................  1,679         63,903
   Noble Energy, Inc........................................    900         89,388
  *Northern Oil & Gas, Inc..................................    800         15,544
 #*Oasis Petroleum, Inc.....................................    552         18,255
   Occidental Petroleum Corp................................  2,800        255,416
   Oceaneering International, Inc...........................    600         30,978
  *Oil States International, Inc............................    600         47,748
   Overseas Shipholding Group, Inc..........................  1,000         11,700
  *OYO Geospace Corp........................................    200         23,044
   Panhandle Oil & Gas, Inc. Class A........................    200          5,510
  *Parker Drilling Co.......................................  3,152         16,296
 #*Patriot Coal Corp........................................    580          3,381
   Patterson-UTI Energy, Inc................................  4,300         69,531
   Peabody Energy Corp......................................    500         15,555
   Penn Virginia Corp.......................................  1,600          8,192
  *Petroleum Development Corp...............................    600         20,634
 #*PetroQuest Energy, Inc...................................  1,200          7,248
  *PHI, Inc.................................................    400         10,652
  *Pioneer Drilling Co......................................  1,900         14,972

                                     1250

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------    -----------
Energy -- (Continued)
  #Pioneer Natural Resources Co............................. 1,100     $   127,402
  *Plains Exploration & Production Co....................... 2,100          85,785
   QEP Resources, Inc....................................... 2,300          70,863
 #*Quicksilver Resources, Inc............................... 1,800           8,460
   Range Resources Corp.....................................   600          39,996
  *Rex Energy Corp.......................................... 1,300          13,663
  *Rosetta Resources, Inc...................................   700          35,189
  *Rowan Cos., Inc.......................................... 2,000          69,060
  #RPC, Inc................................................. 1,200          12,408
 #*SandRidge Energy, Inc.................................... 4,219          33,710
   Schlumberger, Ltd........................................ 2,272         168,446
  *SEACOR Holdings, Inc.....................................   500          46,465
  *SemGroup Corp. Class A...................................   400          12,720
   Ship Finance International, Ltd.......................... 1,700          23,545
   SM Energy Co.............................................   500          33,055
  *Southwestern Energy Co...................................   600          18,948
   Spectra Energy Corp...................................... 1,345          41,345
  *Stone Energy Corp........................................ 1,200          33,660
   Sunoco, Inc.............................................. 1,200          59,148
  *Superior Energy Services, Inc............................ 3,595          96,777
  *Swift Energy Co..........................................   991          29,978
   Teekay Corp.............................................. 1,000          36,100
  *Tesco Corp...............................................   818          13,358
  *Tesoro Corp.............................................. 2,703          62,845
  *TETRA Technologies, Inc.................................. 2,300          20,033
  *TGC Industries, Inc......................................   607           6,925
   Tidewater, Inc........................................... 1,500          82,545
   Transocean, Ltd.......................................... 1,100          55,429
  *Triangle Petroleum Corp..................................   400           2,604
  *Ultra Petroleum Corp.....................................   200           3,952
  *Union Drilling, Inc......................................   800           4,456
  *Unit Corp................................................ 1,100          46,475
 #*USEC, Inc................................................ 2,500           2,104
  *VAALCO Energy, Inc....................................... 1,700          15,419
   Valero Energy Corp....................................... 5,000         123,500
  *Venoco, Inc..............................................   623           6,922
  #W&T Offshore, Inc........................................ 1,400          27,678
  *Warren Resources, Inc.................................... 1,500           4,635
  *Weatherford International, Ltd........................... 3,858          55,054
   Western Refining, Inc.................................... 1,800          34,290
  *Westmoreland Coal Co.....................................   200           2,018
  *Whiting Petroleum Corp................................... 1,400          80,080
  *Williams Cos., Inc. (The)................................ 1,324          45,056
  #World Fuel Services Corp................................. 1,600          70,496
 #*WPX Energy, Inc..........................................   441           7,748
 #*ZaZa Energy Corp.........................................   476           2,275
                                                                       -----------
Total Energy................................................            10,436,687
                                                                       -----------
Financials -- (19.1%)
   1st Source Corp..........................................   700          15,883
  *1st United Bancorp, Inc..................................   500           3,030
  *21st Century Holding Co..................................   200             882
   ACE, Ltd................................................. 1,737         131,960
  *Affiliated Managers Group, Inc...........................   500          56,810
  *Affirmative Insurance Holdings, Inc......................   200             101
  *Allegheny Corp...........................................   216          74,066
   Alliance Financial Corp..................................    82           2,502
   Allied World Assurance Co. Holdings AG...................   574          41,305
   Allstate Corp. (The)..................................... 3,700         123,321
   Alterra Capital Holdings, Ltd............................ 1,880          44,988
  *Altisource Portfolio Solutions SA........................   218          13,043

                                     1251

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
  *American Capital, Ltd....................................  6,128     $ 60,851
   American Equity Investment Life Holding Co...............  1,700       20,842
   American Express Co......................................  2,100      126,441
   American Financial Group, Inc............................  2,700      105,084
  *American International Group, Inc........................  2,999      102,056
   American National Bankshares, Inc........................    200        4,686
   American National Insurance Co...........................    300       21,060
  *American Safety Insurance Holdings, Ltd..................    200        3,786
   Ameriprise Financial, Inc................................  1,600       86,736
  *Ameris Bancorp...........................................    730        9,052
  *AMERISAFE, Inc...........................................    500       13,360
  *AmeriServ Financial, Inc.................................    560        1,652
  #AmTrust Financial Services, Inc..........................  1,400       38,136
  *Aon P.L.C................................................    900       46,620
  *Arch Capital Group, Ltd..................................  1,278       50,200
   Argo Group International Holdings, Ltd...................    800       23,088
   Arrow Financial Corp.....................................    130        3,112
   Aspen Insurance Holdings, Ltd............................  1,400       39,648
   Associated Banc-Corp.....................................  3,800       50,654
   Assured Guaranty, Ltd....................................  2,770       39,279
   Astoria Financial Corp...................................  2,600       25,194
  *AV Homes, Inc............................................    500        6,235
   Axis Capital Holdings, Ltd...............................  1,300       44,226
   Baldwin & Lyons, Inc. Class B............................    300        6,531
   Bancfirst Corp...........................................    497       20,725
  *Bancorp, Inc.............................................    400        4,108
   BancorpSouth, Inc........................................  2,400       32,328
   Bank Mutual Corp.........................................  1,000        3,900
   Bank of America Corp..................................... 52,133      422,799
   Bank of Hawaii Corp......................................    900       44,001
   Bank of Kentucky Financial Corp..........................    108        2,723
   Bank of New York Mellon Corp. (The)......................  9,100      215,215
   Bank of the Ozarks, Inc..................................    800       24,720
   BankFinancial Corp.......................................    800        5,328
   Banner Corp..............................................    471       10,338
  #BB&T Corp................................................  5,900      189,036
  *BBCN Bancorp, Inc........................................    900        9,882
   Beacon Federal Bancorp, Inc..............................    224        2,912
  *Beneficial Mutual Bancorp, Inc...........................  1,200       10,404
  *Berkshire Hathaway, Inc..................................  2,400      193,080
   Berkshire Hills Bancorp, Inc.............................    727       16,496
  #BGC Partners, Inc. Class A...............................    800        5,576
   BlackRock, Inc...........................................    600      114,948
  *BofI Holding, Inc........................................    218        3,874
   BOK Financial Corp.......................................    726       41,404
   Boston Private Financial Holdings, Inc...................  2,000       18,640
  *Bridge Capital Holdings..................................    114        1,743
   Brookline Bancorp, Inc...................................  1,601       14,377
   Brown & Brown, Inc.......................................  2,525       68,099
   Bryn Mawr Bank Corp......................................    100        2,149
   Calamos Asset Management, Inc............................    397        5,129
   California First National Bancorp........................      3           48
   Camden National Corp.....................................    200        6,504
  #Capital City Bank Group, Inc.............................    600        5,010
   Capital One Financial Corp...............................  3,500      194,180
   CapitalSource, Inc.......................................  6,300       40,635
   Capitol Federal Financial, Inc...........................  3,331       39,339
   Cardinal Financial Corp..................................    700        8,449
   Cash America International, Inc..........................  1,000       46,750
   Cathay General Bancorp...................................  2,147       36,971
  #CBOE Holdings, Inc.......................................    300        7,932

                                     1252

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
  *CBRE Group, Inc. Class A.................................  1,100     $ 20,691
   Center Bancorp, Inc......................................    448        4,735
   Centerstate Banks, Inc...................................    371        2,983
  *Central Pacific Financial Corp...........................  1,228       17,462
  #Charles Schwab Corp. (The)...............................  2,838       40,583
   Chemical Financial Corp..................................    800       17,656
  *Chicopee Bancorp, Inc....................................     89        1,282
   Chubb Corp. (The)........................................  2,912      212,780
   Cincinnati Financial Corp................................  2,860      101,873
  *CIT Group, Inc...........................................  2,071       78,387
   Citigroup, Inc........................................... 12,380      409,035
  *Citizens Community Bancorp, Inc..........................    300        1,851
  *Citizens, Inc............................................  1,400       13,454
  #City Holding Co..........................................    400       13,340
  #City National Corp.......................................  1,200       63,912
   Clifton Savings Bancorp, Inc.............................    200        2,044
   CME Group, Inc...........................................    400      106,328
   CNA Financial Corp.......................................    721       22,077
   CNB Financial Corp.......................................     70        1,151
  *CNO Financial Group, Inc.................................  5,921       43,046
   CoBiz Financial, Inc.....................................    800        5,000
  #Cohen & Steers, Inc......................................    404       14,237
   Columbia Banking System, Inc.............................  1,046       21,433
   Comerica, Inc............................................  3,107       99,486
   Commerce Bancshares, Inc.................................  1,820       72,982
   Community Bank System, Inc...............................    800       22,496
   Community Trust Bancorp, Inc.............................    500       15,975
   Consolidated-Tokoma Land Co..............................    200        5,880
  *Cowen Group, Inc. Class A................................    600        1,512
   Crawford & Co. Class A...................................    200          748
   Crawford & Co. Class B...................................    200          954
  *Credit Acceptance Corp...................................    200       18,806
  #Cullen Frost Bankers, Inc................................  1,320       77,827
  #CVB Financial Corp.......................................  3,160       36,561
   Delphi Financial Group, Inc. Class A.....................  1,300       59,046
  *DFC Global Corp..........................................  1,049       18,337
   Dime Community Bancshares, Inc...........................    700        9,702
   Discover Financial Services..............................  2,800       94,920
   Donegal Group, Inc. Class A..............................    700        9,534
   Duff & Phelps Corp.......................................    300        4,770
  *E*Trade Financial Corp...................................  2,950       31,358
   East West Bancorp, Inc...................................  3,323       75,665
  #Eaton Vance Corp.........................................    600       15,780
   Edelman Financial Group, Inc.............................    700        6,181
   EMC Insurance Group, Inc.................................    235        4,646
   Employers Holdings, Inc..................................  1,200       20,784
   Endurance Specialty Holdings, Ltd........................  1,180       47,412
  *Enstar Group, Ltd........................................    200       18,834
   Enterprise Bancorp, Inc..................................     41          660
   Enterprise Financial Services Corp.......................    428        5,175
   Erie Indemnity Co........................................    500       38,450
   ESB Financial Corp.......................................    572        7,682
   Evercore Partners, Inc...................................    500       13,215
   Everest Re Group, Ltd....................................    700       69,370
  *EZCORP, Inc..............................................  1,100       29,469
   FBL Financial Group, Inc. Class A........................    800       23,296
   Federal Agricultural Mortgage Corp. Class C..............    200        4,572
  #Federated Investors, Inc.................................    700       15,456
   Fidelity National Financial, Inc. Class A................  5,500      105,985
   Fifth Third Bancorp......................................  7,310      104,021
   Financial Institutions, Inc..............................    200        3,384

                                     1253

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Financials -- (Continued)
  *First Acceptance Corp.................................... 1,000     $  1,540
   First American Financial Corp............................ 2,600       43,550
   First Bancorp............................................   600        6,012
  #First Bancorp, Inc.......................................   147        2,133
   First Busey Corp......................................... 1,909        8,858
  *First California Financial Group, Inc....................   350        1,911
  *First Cash Financial Services, Inc.......................   844       34,570
   First Citizens BancShares, Inc. Class A..................   250       43,325
   First Commonwealth Financial Corp........................ 2,703       17,380
   First Community Bancshares, Inc..........................   400        5,356
   First Financial Bancorp.................................. 1,800       30,258
  #First Financial Bankshares, Inc..........................   600       20,304
   First Financial Corp.....................................   300        9,000
   First Financial Holdings, Inc............................   400        4,616
  *First Financial Northwest, Inc...........................   100          795
   First Horizon National Corp.............................. 5,812       53,354
   First Merchants Corp.....................................   300        3,699
   First Midwest Bancorp, Inc............................... 1,960       20,874
   First Niagara Financial Group, Inc....................... 6,658       59,523
  *First South Bancorp, Inc.................................   400        1,724
  *FirstCity Financial Corp.................................   400        3,308
   FirstMerit Corp.......................................... 3,000       50,400
   Flagstone Reinsurance Holdings SA........................ 2,200       16,500
   Flushing Financial Corp..................................   700        9,121
   FNB Corp................................................. 3,168       35,957
 #*Forest City Enterprises, Inc.............................   327        5,216
  *Forest City Enterprises, Inc. Class B....................   409        6,491
  *Forestar Group, Inc......................................   900       13,842
   Fox Chase Bancorp, Inc...................................   446        5,673
   Franklin Resources, Inc..................................   400       50,204
   Fulton Financial Corp.................................... 5,340       56,017
   Gallagher (Arthur J.) & Co...............................   600       22,536
   GAMCO Investors, Inc.....................................   160        7,210
  *Genworth Financial, Inc. Class A......................... 3,321       19,959
  #German American Bancorp, Inc.............................   482        9,177
   GFI Group, Inc........................................... 3,664       12,091
   Glacier Bancorp, Inc..................................... 1,700       25,330
  *Global Indemnity P.L.C...................................   550        9,905
   Goldman Sachs Group, Inc. (The).......................... 3,440      396,116
  #Great Southern Bancorp, Inc..............................   500       12,020
 #*Green Dot Corp. Class A..................................   100        2,639
  *Greene Bancshares, Inc...................................   403          665
  #Greenhill & Co., Inc.....................................   200        7,770
  *Greenlight Capital Re, Ltd. Class A......................   700       17,430
  *Guaranty Bancorp.........................................   315          614
  *Hallmark Financial Services, Inc.........................   800        6,016
   Hancock Holding Co....................................... 1,936       62,300
  *Hanmi Financial Corp.....................................    47          490
   Hanover Insurance Group, Inc. (The)...................... 1,300       52,468
   Harleysville Group, Inc..................................   849       50,889
  *Harris & Harris Group, Inc............................... 1,000        4,030
   Hartford Financial Services Group, Inc................... 3,946       81,090
   HCC Insurance Holdings, Inc.............................. 2,600       83,096
   Heartland Financial USA, Inc.............................   493        9,130
 #*Heritage Commerce Corp...................................   600        4,044
   Heritage Financial Corp..................................   249        3,262
   Heritage Financial Group, Inc............................   114        1,285
   HF Financial Corp........................................    99        1,188
  *HFF, Inc.................................................   500        8,170
  *Hilltop Holdings, Inc.................................... 1,200        9,516
  *Home Bancorp, Inc........................................   200        3,472

                                     1254

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Financials -- (Continued)
   Home BancShares, Inc.....................................    715     $   20,835
   Home Federal Bancorp, Inc................................    615          6,021
   Horace Mann Educators Corp...............................  1,200         21,060
  *Howard Hughes Corp. (The)................................      8            537
  *Hudson City Bancorp, Inc.................................  7,200         50,832
   Hudson Valley Holding Corp...............................    110          2,016
   Huntington Bancshares, Inc............................... 14,280         95,533
   IBERIABANK Corp..........................................    700         35,749
  *ICG Group, Inc...........................................    900          8,532
  #Independent Bank Corp....................................    618         17,347
   Interactive Brokers Group, Inc. Class A..................  1,299         19,706
  *IntercontinentalExchange, Inc............................    177         23,548
   International Bancshares Corp............................  1,757         34,666
  *Intervest Bancshares Corp. Class A.......................    200            800
  *INTL. FCStone, Inc.......................................    500         10,750
   Invesco, Ltd.............................................  3,802         94,442
  *Investment Technology Group, Inc.........................  1,300         13,260
  *Investors Bancorp, Inc...................................  2,632         40,638
  *Janus Capital Group, Inc.................................  5,000         37,900
   Jefferies Group, Inc.....................................  2,700         43,011
   Jones Lang LaSalle, Inc..................................    900         71,946
   JPMorgan Chase & Co...................................... 28,409      1,221,019
   Kaiser Federal Financial Group, Inc......................    287          4,015
   KBW, Inc.................................................    600         10,224
   Kearny Financial Corp....................................  1,400         13,580
   Kemper Corp..............................................  1,700         50,983
   Kennedy-Wilson Holdings, Inc.............................    873         12,274
   KeyCorp.................................................. 15,000        120,600
  *Knight Capital Group, Inc................................  2,158         28,356
   Lakeland Bancorp, Inc....................................    882          8,061
   Lakeland Financial Corp..................................    508         13,228
   Legg Mason, Inc..........................................  2,679         69,842
   Leucadia National Corp...................................  1,800         44,748
   Lincoln National Corp....................................  4,300        106,511
   LNB Bancorp, Inc.........................................    200          1,320
   Loews Corp...............................................  2,300         94,599
  *LPL Investment Holdings, Inc.............................    175          6,281
   M&T Bank Corp............................................  1,400        120,778
   Maiden Holdings, Ltd.....................................  1,300         10,790
   MainSource Financial Group, Inc..........................    700          8,183
  *Markel Corp..............................................    200         88,056
   MarketAxess Holdings, Inc................................    896         30,742
   Marlin Business Services Corp............................    400          5,872
   Marsh & McLennan Cos., Inc...............................  1,000         33,450
  *Maui Land & Pineapple Co., Inc...........................    240            948
   MB Financial, Inc........................................  1,504         31,088
 #*MBIA, Inc................................................  3,887         39,181
   MCG Capital Corp.........................................  2,300          9,637
   Meadowbrook Insurance Group, Inc.........................  1,400         12,362
   Medallion Financial Corp.................................    600          6,558
   Merchants Bancshares, Inc................................    114          3,064
   Mercury General Corp.....................................  1,600         72,304
  *Meridian Interstate Bancorp, Inc.........................    200          2,680
   MetLife, Inc.............................................  6,648        239,527
  *MGIC Investment Corp.....................................  5,400         18,684
   MidSouth Bancorp, Inc....................................     72          1,015
   MidWestOne Financial Group, Inc..........................    196          4,096
   Montpelier Re Holdings, Ltd..............................  1,781         36,546
   Moody's Corp.............................................    600         24,570
   Morgan Stanley........................................... 10,780        186,278
 #*MSCI, Inc................................................    400         14,636

                                     1255

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
  *NASDAQ OMX Group, Inc. (The).............................  2,399     $ 58,943
  *National Financial Partners Corp.........................  1,000       14,750
   National Interstate Corp.................................    500       12,000
   National Penn Bancshares, Inc............................  4,025       37,110
   National Western Life Insurance Co. Class A..............     11        1,497
  *Navigators Group, Inc. (The).............................    400       19,000
   NBT Bancorp, Inc.........................................    900       18,495
   Nelnet, Inc. Class A.....................................  1,000       25,820
  *Netspend Holdings, Inc...................................    600        4,578
   New England Bancshares, Inc..............................    200        2,152
  #New York Community Bancorp, Inc..........................  6,800       91,732
  *NewStar Financial, Inc...................................    868       10,303
   Northeast Community Bancorp, Inc.........................    500        2,915
  #Northern Trust Corp......................................  2,000       95,180
   Northfield Bancorp, Inc..................................    500        6,980
   Northrim Bancorp, Inc....................................    200        4,388
   Northwest Bancshares, Inc................................  3,150       38,808
   NYSE Euronext............................................  4,100      105,575
   Ocean Shore Holding Co...................................    183        2,095
   OceanFirst Financial Corp................................    600        8,742
  *Ocwen Financial Corp.....................................  3,500       52,185
   Old National Bancorp.....................................  2,480       31,794
   Old Republic International Corp..........................  6,700       66,665
   OneBeacon Insurance Group, Ltd. Class A..................    800       11,384
   Oppenheimer Holdings, Inc. Class A.......................    400        6,824
   Oriental Financial Group, Inc............................  1,300       15,366
   Oritani Financial Corp...................................  1,400       20,748
 #*Pacific Capital Bancorp..................................    300       13,665
   Pacific Continental Corp.................................    357        3,174
  *Pacific Mercantile Bancorp...............................    400        2,388
   PacWest Bancorp..........................................    900       21,438
  #Park National Corp.......................................    540       36,315
  *Park Sterling Corp.......................................    609        2,868
   PartnerRe, Ltd...........................................    970       67,531
   Peapack-Gladstone Financial Corp.........................    184        2,802
   Penns Woods Bancorp, Inc.................................     71        2,800
   Peoples Bancorp, Inc.....................................    400        7,356
   People's United Financial, Inc...........................  5,600       69,104
  *PHH Corp.................................................  1,100       17,050
  *Phoenix Cos., Inc. (The).................................    800        1,680
  *PICO Holdings, Inc.......................................    700       16,807
  *Pinnacle Financial Partners, Inc.........................    938       17,165
   Platinum Underwriters Holdings, Ltd......................    933       34,166
   PNC Financial Services Group, Inc........................  4,300      285,176
  *Popular, Inc.............................................  1,100        1,958
   Presidential Life Corp...................................    300        3,474
   Primerica, Inc...........................................  1,298       34,047
   PrivateBancorp, Inc......................................  1,931       30,375
   ProAssurance Corp........................................    900       79,281
  #Progressive Corp.........................................  2,100       44,730
  #Prosperity Bancshares, Inc...............................  1,000       46,650
   Protective Life Corp.....................................  2,200       64,372
   Provident Financial Services, Inc........................  1,800       26,460
   Provident New York Bancorp...............................    997        8,415
   Prudential Financial, Inc................................  3,600      217,944
  #Pulaski Financial Corp...................................    143        1,072
   QC Holdings, Inc.........................................    500        2,050
  #Radian Group, Inc........................................  1,100        3,432
   Raymond James Financial, Inc.............................  1,929       70,640
   Regions Financial Corp................................... 16,700      112,558
   Reinsurance Group of America, Inc........................  1,225       71,222

                                     1256

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Financials -- (Continued)
   RenaissanceRe Holdings, Ltd..............................   679     $ 53,003
   Renasant Corp............................................   700       11,200
   Republic Bancorp, Inc. Class A...........................   400        9,412
   Resource America, Inc. Class A...........................   500        3,495
  *Riverview Bancorp, Inc...................................   500          875
   RLI Corp.................................................   660       45,461
   Rockville Financial, Inc.................................   910       10,656
   Roma Financial Corp......................................   347        3,276
   S&T Bancorp, Inc.........................................   700       13,104
   S.Y. Bancorp, Inc........................................   300        6,960
   Safety Insurance Group, Inc..............................   500       19,925
   Sandy Spring Bancorp, Inc................................   600       10,806
   SCBT Financial Corp......................................   400       13,756
   SeaBright Holdings, Inc..................................   600        5,394
   SEI Investments Co....................................... 1,554       31,375
   Selective Insurance Group, Inc........................... 1,500       26,235
   Sierra Bancorp...........................................   286        2,620
  *Signature Bank...........................................   542       35,604
   Simmons First National Corp. Class A.....................   600       14,604
   SLM Corp................................................. 3,844       57,007
  *Southern Community Financial Corp........................   401        1,123
   Southside Bancshares, Inc................................   512       10,453
  *Southwest Bancorp, Inc...................................   600        5,454
 #*St. Joe Co. (The)........................................ 1,205       21,485
   StanCorp Financial Group, Inc............................ 1,300       49,894
   State Auto Financial Corp................................ 1,300       18,629
   State Street Corp........................................ 2,594      119,895
   StellarOne Corp..........................................   600        7,506
   Sterling Bancorp.........................................   601        5,716
  #Stewart Information Services Corp........................   400        5,888
 #*Stifel Financial Corp.................................... 1,374       50,041
 #*Suffolk Bancorp..........................................   200        2,376
  *Sun Bancorp, Inc.........................................   771        2,228
   SunTrust Banks, Inc...................................... 4,500      109,260
   Susquehanna Bancshares, Inc.............................. 4,104       42,558
  *SVB Financial Group......................................   900       57,681
   SWS Group, Inc...........................................   600        3,384
   Symetra Financial Corp................................... 1,508       18,337
   Synovus Financial Corp................................... 3,400        7,140
   T. Rowe Price Group, Inc.................................   400       25,246
  *Taylor Capital Group, Inc................................   466        6,487
   TCF Financial Corp....................................... 4,300       49,321
  #TD Ameritrade Holding Corp............................... 2,100       39,459
  *Tejon Ranch Co...........................................   451       13,467
   Territorial Bancorp, Inc.................................   300        6,516
 #*Texas Capital Bancshares, Inc............................   900       33,939
  *TFS Financial Corp....................................... 2,542       24,988
   Thomas Properties Group, Inc.............................   500        2,440
  #Tompkins Financial Corp..................................   305       11,544
   Torchmark Corp........................................... 1,000       48,710
   Tower Group, Inc......................................... 1,200       25,896
  #TowneBank................................................   700        9,114
   Travelers Cos., Inc. (The)............................... 3,008      193,475
  *Tree.com, Inc............................................   500        4,000
   TriCo Bancshares.........................................   500        8,220
   TrustCo Bank Corp........................................ 2,597       14,206
   Trustmark Corp........................................... 1,700       43,265
   U.S. Bancorp............................................. 8,600      276,662
   UMB Financial Corp....................................... 1,200       57,660
   Umpqua Holdings Corp..................................... 3,092       40,938
   Union Bankshares, Inc....................................    64        1,215

                                     1257

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Financials -- (Continued)
   Union First Market Bankshares Corp.......................    545     $     7,608
  #United Bankshares, Inc...................................  1,400          37,002
  *United Community Banks, Inc..............................    341           3,209
   United Financial Bancorp, Inc............................    520           8,341
   United Fire Group, Inc...................................    700          12,054
   Universal Insurance Holdings, Inc........................    100             414
   Univest Corp. of Pennsylvania............................    600           9,660
   Unum Group...............................................  4,500         106,830
   Validus Holdings, Ltd....................................  1,600          52,000
  #Valley National Bancorp..................................  4,216          53,122
   ViewPoint Financial Group, Inc...........................    971          15,449
  *Virginia Commerce Bancorp, Inc...........................    565           4,424
   W.R. Berkley Corp........................................  2,300          86,618
   Waddell & Reed Financial, Inc............................    600          19,188
   Washington Banking Co....................................    290           4,043
   Washington Federal, Inc..................................  3,000          52,620
   Washington Trust Bancorp, Inc............................    517          12,237
  *Waterstone Financial, Inc................................  1,000           3,150
   Webster Financial Corp...................................  1,600          36,368
   Wells Fargo & Co......................................... 31,743       1,061,168
   WesBanco, Inc............................................    680          13,926
   West Bancorporation, Inc.................................    600           5,760
  *West Coast Bancorp.......................................    520          10,161
  #Westamerica Bancorporation...............................    500          22,935
  *Western Alliance Bancorp.................................  1,600          14,048
   Westfield Financial, Inc.................................    700           5,229
   Westwood Holdings Group, Inc.............................     77           2,832
   Willis Group Holdings P.L.C..............................  1,454          53,013
  *Wilshire Bancorp, Inc....................................  1,608           8,619
  #Wintrust Financial Corp..................................  1,001          36,166
  *World Acceptance Corp....................................    300          19,953
   XL Group P.L.C...........................................  3,323          71,478
  #Zions Bancorporation.....................................  3,900          79,521
                                                                        -----------
Total Financials............................................             16,679,601
                                                                        -----------
Industrials -- (14.4%)
   3M Co....................................................  1,200         107,232
   A.O. Smith Corp..........................................    850          40,460
   AAON, Inc................................................    640          13,056
   AAR Corp.................................................  1,100          16,995
   ABM Industries, Inc......................................  1,400          32,592
  *Acacia Research Corp.....................................    295          12,095
  *ACCO Brands Corp.........................................    100           1,050
  *Accuride Corp............................................    116             841
   Acorn Energy, Inc........................................    100           1,249
   Actuant Corp. Class A....................................  1,600          43,632
   Acuity Brands, Inc.......................................    400          22,228
  *Advisory Board Co. (The).................................    200          18,232
  *AECOM Technology Corp....................................  1,761          38,865
  *Aegion Corp..............................................  1,100          20,075
  *Aerovironment, Inc.......................................    700          17,024
  *AGCO Corp................................................  1,100          51,238
  *Air Transport Services Group, Inc........................  1,133           6,005
   Alamo Group, Inc.........................................    400          13,472
  *Alaska Air Group, Inc....................................  1,600          54,080
   Albany International Corp. Class A.......................    786          18,927
   Alexander & Baldwin, Inc.................................  1,000          51,160
  *Allegiant Travel Co......................................    300          17,628
   Alliant Techsystems, Inc.................................    648          34,538
 -*Allied Defense Group, Inc................................    300           1,614
  *Altra Holdings, Inc......................................    800          14,624

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Industrials -- (Continued)
   Amerco, Inc..............................................   600     $ 60,264
  *Ameresco, Inc............................................   500        6,095
  *American Railcar Industries, Inc.........................   600       16,188
  *American Reprographics Co................................   900        4,914
   American Science & Engineering, Inc......................   200       13,062
   American Woodmark Corp...................................   490        8,795
   AMETEK, Inc..............................................   550       27,681
   Ampco-Pittsburgh Corp....................................   300        5,574
   Apogee Enterprises, Inc.................................. 1,000       15,360
   Applied Industrial Technologies, Inc.....................   900       35,361
   Argan, Inc...............................................    79        1,152
   Arkansas Best Corp.......................................   600        9,204
   Armstrong World Industries, Inc..........................   749       32,986
  *Asset Acceptance Capital Corp............................ 1,000        5,320
   Asta Funding, Inc........................................   300        2,544
  *Astec Industries, Inc....................................   500       15,645
  *Astronics Corp...........................................   400       12,700
  *Astronics Corp. Class B..................................    40        1,252
  *Atlas Air Worldwide Holdings, Inc........................   850       39,142
   Avery Dennison Corp...................................... 1,326       42,405
  *Avis Budget Group, Inc................................... 2,700       35,532
   AZZ, Inc.................................................   300       15,513
  *Babcock & Wilcox Co. (The)............................... 1,200       29,520
   Barnes Group, Inc........................................ 1,620       42,768
   Barrett Business Services, Inc...........................   300        5,940
  *BE Aerospace, Inc........................................ 1,100       51,733
  *Beacon Roofing Supply, Inc...............................   800       21,352
   Belden, Inc.............................................. 1,200       41,736
  *Blount International, Inc................................   500        8,085
  *BlueLinx Holdings, Inc................................... 2,045        5,624
   Boeing Co. (The)......................................... 1,000       76,800
   Brady Corp. Class A...................................... 1,100       34,133
   Briggs & Stratton Corp................................... 1,200       21,720
   Brink's Co. (The)........................................   997       25,324
   C.H. Robinson Worldwide, Inc.............................   300       17,922
  *CAI International, Inc...................................   600       12,396
   Carlisle Cos., Inc....................................... 1,000       55,060
   Cascade Corp.............................................   400       18,828
  *Casella Waste Systems, Inc. Class A......................   700        4,221
   Caterpillar, Inc......................................... 1,000      102,770
  *CBIZ, Inc................................................ 1,300        7,891
   CDI Corp.................................................   700       12,418
   CECO Environmental Corp..................................   200        1,640
   Celadon Group, Inc.......................................   500        7,815
  *Cenveo, Inc..............................................   300          858
   Ceradyne, Inc............................................   600       15,192
  *Chart Industries, Inc....................................   383       29,273
  #Cintas Corp.............................................. 1,600       62,672
   CIRCOR International, Inc................................   500       15,560
   CLAROC, Inc..............................................   900       43,218
  *Clean Harbors, Inc.......................................   400       27,296
 #*CNH Global N.V...........................................   140        6,408
  *Colfax Corp..............................................   900       30,501
  *Columbus McKinnon Corp...................................   500        7,415
   Comfort Systems USA, Inc................................. 1,200       12,696
  *Commercial Vehicle Group, Inc............................   400        4,256
  *Consolidated Graphics, Inc...............................   300       11,997
   Con-way, Inc............................................. 1,428       46,410
   Cooper Industries P.L.C.................................. 1,183       74,020
  *Copart, Inc..............................................   760       20,072
   Corporate Executive Board Co.............................   300       12,411

                                     1259

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Industrials -- (Continued)
  *Corrections Corp. of America............................. 2,300     $ 66,447
  *CoStar Group, Inc........................................   363       26,459
   Courier Corp.............................................   500        5,135
   Covanta Holding Corp..................................... 3,500       56,175
  *Covenant Transportation Group, Inc. Class A..............   100          331
  *CRA International, Inc...................................   300        6,135
   Crane Co.................................................   900       39,717
   CSX Corp................................................. 7,100      158,401
   Cubic Corp...............................................   600       27,738
   Cummins, Inc.............................................   300       34,749
   Curtiss-Wright Corp...................................... 1,200       42,348
   Danaher Corp............................................. 2,000      108,440
   Deere & Co...............................................   600       49,416
  *Delta Air Lines, Inc..................................... 5,168       56,641
   Deluxe Corp..............................................   700       16,667
  *DigitalGlobe, Inc........................................   600        7,362
  *Dolan Co. (The)..........................................   295        2,363
  *Dollar Thrifty Automotive Group, Inc.....................   500       40,430
  #Donaldson Co., Inc.......................................   800       27,728
   Douglas Dynamics, Inc....................................   400        5,652
   Dover Corp...............................................   994       62,284
  *Ducommun, Inc............................................   300        3,540
   Dun & Bradstreet Corp. (The).............................   200       15,556
  *DXP Enterprises, Inc.....................................   200        8,674
  *Dycom Industries, Inc.................................... 1,100       25,729
   Dynamic Materials Corp...................................   200        3,656
   Eastern Co. (The)........................................   142        3,443
   Eaton Corp............................................... 1,000       48,180
   EMCOR Group, Inc......................................... 1,600       46,912
   Emerson Electric Co...................................... 1,500       78,810
  *Encore Capital Group, Inc................................   500       11,850
   Encore Wire Corp.........................................   700       17,843
  *Energy Recovery, Inc.....................................   992        2,083
  *EnerSys.................................................. 1,200       41,940
   Ennis, Inc...............................................   500        7,880
  *EnPro Industries, Inc....................................   600       24,846
   Equifax, Inc............................................. 1,600       73,312
   ESCO Technologies, Inc...................................   700       24,080
  *Esterline Technologies Corp..............................   800       54,792
  *Exelis, Inc.............................................. 1,617       18,644
   Expeditors International of Washington, Inc..............   700       28,000
  *Exponent, Inc............................................   300       14,340
  #Fastenal Co.............................................. 1,200       56,184
  *Federal Signal Corp...................................... 1,700        8,772
   FedEx Corp............................................... 2,068      182,480
  *Flanders Corp............................................   700        3,080
  *Flow International Corp..................................   920        3,781
   Flowserve Corp...........................................   327       37,582
   Fluor Corp...............................................   644       37,191
   Forward Air Corp.........................................   500       16,890
  *Franklin Covey Co........................................   700        6,503
   Franklin Electric Co., Inc...............................   500       25,075
   FreightCar America, Inc..................................   300        6,480
  *FTI Consulting, Inc...................................... 1,200       43,608
  *Fuel Tech, Inc...........................................   600        2,778
  *Furmanite Corp...........................................   800        5,008
   G & K Services, Inc. Class A.............................   500       16,430
   Gardner Denver Machinery, Inc............................   100        6,514
   GATX Corp................................................ 1,400       60,018
  *Genco Shipping & Trading, Ltd............................   700        3,745
  *GenCorp, Inc............................................. 1,200        8,244

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Industrials -- (Continued)
  *Generac Holdings, Inc....................................    656     $   15,796
  *General Cable Corp.......................................    900         26,496
   General Dynamics Corp....................................  1,700        114,750
   General Electric Co...................................... 53,365      1,044,887
  *Genesee & Wyoming, Inc...................................    800         43,128
  *Geo Group, Inc. (The)....................................  1,630         33,757
  *GeoEye, Inc..............................................    600         13,752
  *Gibraltar Industries, Inc................................    800         10,816
  *Global Power Equipment Group, Inc........................    500         12,505
   Goodrich Corp............................................    600         75,276
   Gorman-Rupp Co. (The)....................................    500         14,400
  *GP Strategies Corp.......................................    600         10,068
   Graco, Inc...............................................    400         21,324
 #*Graftech International, Ltd..............................  1,466         17,211
   Graham Corp..............................................    250          5,520
   Granite Construction, Inc................................  1,100         30,624
   Great Lakes Dredge & Dock Corp...........................  1,000          7,410
  *Greenbrier Cos., Inc.....................................    700         12,075
   Griffon Corp.............................................  1,100         10,901
  *H&E Equipment Services, Inc..............................    700         13,510
   Hardinge, Inc............................................    300          3,384
  *Harsco Corp..............................................  2,094         46,696
  *Hawaiian Holdings, Inc...................................  1,200          6,792
  #Healthcare Services Group, Inc...........................    630         13,369
   Heartland Express, Inc...................................  1,500         20,745
  #HEICO Corp...............................................    585         23,587
   HEICO Corp. Class A......................................    952         30,699
   Heidrick & Struggles International, Inc..................    400          7,800
  *Heritage-Crystal Clean, Inc..............................     99          2,094
   Herman Miller, Inc.......................................    600         11,718
  *Hertz Global Holdings, Inc...............................  2,420         37,292
  *Hexcel Corp..............................................  1,100         30,118
  *Hill International, Inc..................................    900          3,204
  #HNI Corp.................................................    600         14,472
   Honeywell International, Inc.............................  1,400         84,924
   Houston Wire & Cable Co..................................    221          2,716
  *Hub Group, Inc. Class A..................................    700         24,500
   Hubbell, Inc. Class A....................................    100          7,570
   Hubbell, Inc. Class B....................................  1,200         96,288
  *Hudson Highland Group, Inc...............................    700          3,808
  *Huntington Ingalls Industries, Inc.......................    999         39,411
  *Hurco Cos., Inc..........................................    200          5,266
  *Huron Consulting Group, Inc..............................    382         13,462
  *ICF International, Inc...................................    350          8,729
   IDEX Corp................................................  1,520         65,831
 #*IHS, Inc.................................................    300         30,321
  *II-VI, Inc...............................................  1,400         28,574
   Illinois Tool Works, Inc.................................  1,200         68,856
   Ingersoll-Rand P.L.C.....................................  3,100        131,812
 #*InnerWorkings, Inc.......................................    640          7,366
  *Innovative Solutions & Support, Inc......................    400          1,632
   Insperity, Inc...........................................    300          8,181
   Insteel Industries, Inc..................................    400          4,548
  *Integrated Electrical Services, Inc......................    500          2,210
   Interface, Inc. Class A..................................  1,285         18,196
  *Interline Brands, Inc....................................  1,100         23,144
   International Shipholding Corp...........................    200          4,232
   Intersections, Inc.......................................    500          6,015
   Iron Mountain, Inc.......................................    600         18,222
  #ITT Corp.................................................    808         18,148
   J.B. Hunt Transport Services, Inc........................    420         23,239

                                     1261

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Industrials -- (Continued)
  *Jacobs Engineering Group, Inc............................   833     $ 36,510
  *JetBlue Airways Corp..................................... 7,800       37,050
   John Bean Technologies Corp..............................   528        8,443
   Joy Global, Inc..........................................   500       35,385
  *Kadant, Inc..............................................   200        5,174
   Kaman Corp...............................................   600       20,628
  *Kansas City Southern..................................... 1,600      123,232
  *KAR Auction Services, Inc................................ 1,819       33,470
   Kaydon Corp..............................................   900       22,077
   KBR, Inc.................................................   800       27,088
   Kelly Services, Inc. Class A............................. 1,032       14,438
   Kennametal, Inc.......................................... 1,500       63,345
  *Key Technology, Inc......................................   200        2,614
  *Kforce, Inc..............................................   700       10,129
   Kimball International, Inc. Class B......................   600        4,098
  *Kirby Corp............................................... 1,300       86,281
   Knight Transportation, Inc............................... 1,700       27,914
   Knoll, Inc...............................................   628        9,288
  *Korn/Ferry International................................. 1,200       19,380
  *Kratos Defense & Security Solutions, Inc.................   970        5,384
   KSW, Inc.................................................   300        1,182
   L.B. Foster Co. Class A..................................   200        5,362
   L-3 Communications Holdings, Inc......................... 1,600      117,664
  #Landstar System, Inc.....................................   400       21,428
   Lawson Products, Inc.....................................   185        2,694
  *Layne Christensen Co.....................................   500       10,275
   Lennox International, Inc................................   560       24,304
   Lincoln Electric Holdings, Inc........................... 1,808       88,610
   Lindsay Corp.............................................   300       20,037
  *LMI Aerospace, Inc.......................................   300        5,487
   Lockheed Martin Corp.....................................   324       29,335
   LSI Industries, Inc......................................   700        4,795
  *Lydall, Inc..............................................   400        4,220
  *Manitex International, Inc...............................   225        2,144
   Manitowoc Co., Inc. (The)................................ 2,100       29,085
   Manpower, Inc............................................ 1,040       44,304
   Marten Transport, Ltd....................................   600       12,642
   Masco Corp............................................... 1,200       15,816
 #*MasTec, Inc.............................................. 1,900       33,041
  *Mastech Holdings, Inc....................................    44          254
   McGrath RentCorp.........................................   700       20,594
  *Meritor, Inc............................................. 1,377        8,964
  *Metalico, Inc............................................ 1,567        5,077
   Met-Pro Corp.............................................   533        5,309
  *MFRI, Inc................................................   200        1,400
  *Michael Baker Corp.......................................   300        6,759
  *Middleby Corp............................................   215       21,816
   Miller Industries, Inc...................................   300        4,920
   Mine Safety Appliances Co................................ 1,000       42,460
  *Mistras Group, Inc.......................................   400        9,388
  *Mobile Mini, Inc......................................... 1,000       18,860
  *Moog, Inc. Class A....................................... 1,100       46,497
  *Moog, Inc. Class B.......................................   138        5,826
   MSC Industrial Direct Co., Inc. Class A..................   100        7,371
   Mueller Industries, Inc.................................. 1,100       50,281
   Mueller Water Products, Inc. Class A..................... 3,445       12,368
   Multi-Color Corp.........................................   432        9,210
  *MYR Group, Inc...........................................   300        5,016
   NACCO Industries, Inc. Class A...........................   200       22,694
  #National Presto Industries, Inc..........................   100        7,372
  *National Technical Systems, Inc..........................   300        1,650

                                     1262

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Industrials -- (Continued)
  *Navigant Consulting, Inc................................. 1,600     $ 22,272
 #*Navistar International Corp..............................   200        6,790
   NL Industries, Inc.......................................   941       13,240
  *NN, Inc..................................................   700        5,537
   Nordson Corp.............................................   400       21,560
   Norfolk Southern Corp.................................... 3,416      249,129
   Northrop Grumman Corp.................................... 1,795      113,588
  *Northwest Pipe Co........................................   100        2,081
  *Old Dominion Freight Line, Inc........................... 1,200       53,364
  *Omega Flex, Inc..........................................   169        2,273
  *On Assignment, Inc....................................... 1,100       20,581
  *Orbital Sciences Corp.................................... 1,400       17,584
  *Orion Energy Systems, Inc................................   900        1,890
  *Orion Marine Group, Inc.................................. 1,000        6,920
  *Oshkosh Corp.............................................   846       19,314
  *Owens Corning, Inc....................................... 1,800       61,830
   P.A.M. Transportation Services, Inc......................   300        3,201
  #PACCAR, Inc..............................................   550       23,628
  *Pacer International, Inc.................................   600        3,606
   Parker Hannifin Corp.....................................   500       43,845
  *Park-Ohio Holdings Corp..................................   200        4,318
  *Patriot Transportation Holding, Inc......................   242        5,317
  *Pendrell Corp............................................ 1,000        1,350
   Pentair, Inc............................................. 1,505       65,227
  *Pike Electric Corp.......................................   300        2,466
  #Pitney Bowes, Inc........................................ 1,000       17,130
 #*PMFG, Inc................................................   300        4,053
  *Portfolio Recovery Associates, Inc.......................   500       34,410
  *Powell Industries, Inc...................................   300        9,783
  *PowerSecure International, Inc...........................   500        2,595
   Precision Castparts Corp.................................   200       35,274
   Preformed Line Products Co...............................   191       11,026
   Primoris Services Corp...................................   600        8,652
  *Quality Distribution, Inc................................   300        3,351
   Quanex Building Products Corp............................ 1,000       18,430
  *Quanta Services, Inc..................................... 1,500       33,180
  *RailAmerica, Inc.........................................   700       16,226
   Raven Industries, Inc....................................   300       18,063
   Raytheon Co.............................................. 1,800       97,452
  *RBC Bearings, Inc........................................   700       32,816
  *RCM Technologies, Inc....................................   400        2,172
   Regal-Beloit Corp........................................ 1,000       67,640
  *Republic Airways Holdings, Inc........................... 1,000        5,090
   Republic Services, Inc................................... 2,910       79,647
   Resources Connection, Inc................................   900       11,682
  *Roadrunner Transportation Systems, Inc...................   799       13,863
   Robbins & Myers, Inc.....................................   736       35,851
  #Robert Half International, Inc...........................   500       14,900
   Rockwell Automation, Inc.................................   500       38,670
   Rockwell Collins, Inc....................................   500       27,945
   Rollins, Inc............................................. 1,060       22,525
  #Roper Industries, Inc.................................... 1,300      132,470
  #RR Donnelley & Sons Co................................... 3,900       48,789
  *Rush Enterprises, Inc. Class A...........................   750       13,560
   Ryder System, Inc........................................ 1,300       63,336
  *Saia, Inc................................................   300        5,634
   Sauer-Danfoss, Inc.......................................   300       12,993
   Schawk, Inc..............................................   800       10,776
   SeaCube Container Leasing, Ltd...........................   489        9,071
  *Shaw Group, Inc. (The)...................................   800       24,216
   Simpson Manufacturing Co., Inc........................... 1,400       43,442

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Industrials -- (Continued)
   SkyWest, Inc.............................................  1,500     $ 13,485
  *SL Industries, Inc.......................................    200        3,680
   Snap-on, Inc.............................................  1,000       62,540
   Southwest Airlines Co.................................... 12,263      101,538
  *Spirit Aerosystems Holdings, Inc. Class A................  1,946       48,650
   SPX Corp.................................................    800       61,424
  *Standard Parking Corp....................................    200        3,812
   Standard Register Co.....................................    600          522
   Standex International Corp...............................    300       13,218
   Stanley Black & Decker, Inc..............................  1,204       88,085
   Steelcase, Inc. Class A..................................  1,900       16,416
  *Stericycle, Inc..........................................    300       25,980
  *Sterling Construction Co., Inc...........................    400        3,916
   Sun Hydraulics Corp......................................    300        7,509
  *Swift Transportation Co..................................    700        7,343
  *SYKES Enterprises, Inc...................................  1,280       20,288
   Sypris Solutions, Inc....................................    700        2,814
   TAL International Group, Inc.............................    900       37,179
  *Taser International, Inc.................................  1,471        6,767
  *Team, Inc................................................    500       14,815
  *Tecumseh Products Co. Class A............................    300        1,146
  *Teledyne Technologies, Inc...............................    800       51,696
   Tennant Co...............................................    300       13,290
 #*Terex Corp...............................................  1,200       27,168
  *Tetra Tech, Inc..........................................  1,600       42,720
   Textainer Group Holdings, Ltd............................    800       28,056
   Textron, Inc.............................................  2,314       61,645
  *Thomas & Betts Corp......................................  1,300       93,483
   Timken Co................................................  1,100       62,161
  #Titan International, Inc.................................  1,030       29,757
  *Titan Machinery, Inc.....................................    600       21,378
   Toro Co..................................................    200       14,292
   Towers Watson & Co.......................................    400       26,160
  *TransDigm Group, Inc.....................................    100       12,612
  *TRC Cos., Inc............................................    700        4,606
  *Trex Co., Inc............................................    400       12,800
  *TriMas Corp..............................................    300        6,603
   Trinity Industries, Inc..................................  1,900       56,240
   Triumph Group, Inc.......................................  1,120       70,358
  *TrueBlue, Inc............................................  1,300       22,438
  *Tutor Perini Corp........................................    600        9,126
  #Twin Disc, Inc...........................................    400        8,772
   Tyco International, Ltd..................................  2,430      136,396
  *Ultralife Corp...........................................    400        2,012
   UniFirst Corp............................................    440       26,734
   Union Pacific Corp.......................................  3,900      438,516
 #*United Continental Holdings, Inc.........................  2,400       52,608
   United Parcel Service, Inc...............................  1,100       85,954
 #*United Rentals, Inc......................................    425       19,839
   United Stationers, Inc...................................    900       25,524
   United Technologies Corp.................................  1,655      135,114
   Universal Forest Products, Inc...........................    600       22,440
   Universal Truckload Services, Inc........................    325        5,070
   URS Corp.................................................  1,700       70,227
 #*US Airways Group, Inc....................................  1,900       19,494
   US Ecology, Inc..........................................    400        8,672
 #*USG Corp.................................................  1,447       26,118
   UTi Worldwide, Inc.......................................  1,010       16,837
   Valmont Industries, Inc..................................    500       61,965
  *Verisk Analytics, Inc. Class A...........................    350       17,132
  *Versar, Inc..............................................    300          693

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------    -----------
Industrials -- (Continued)
   Viad Corp................................................   600     $    10,848
   Vicor Corp...............................................   655           4,565
   Virco Manufacturing Corp.................................   285             513
  *Volt Information Sciences, Inc...........................   900           6,390
  #W.W. Grainger, Inc.......................................   320          66,502
  *WABCO Holdings, Inc......................................   284          17,901
   Wabtec Corp..............................................   700          54,446
   Waste Connections, Inc................................... 2,000          64,460
  #Waste Management, Inc.................................... 1,474          50,411
  #Watsco, Inc..............................................   400          28,780
   Watts Water Technologies, Inc. Class A...................   800          29,456
   Werner Enterprises, Inc.................................. 1,200          28,344
 #*WESCO International, Inc.................................   600          39,834
   Woodward, Inc............................................ 1,000          41,590
   Xylem, Inc............................................... 1,617          45,082
                                                                       -----------
Total Industrials...........................................            12,593,038
                                                                       -----------
Information Technology -- (15.2%)
 #*3D Systems Corp..........................................   600          17,694
   Accenture P.L.C. Class A.................................   573          37,216
  *ACI Worldwide, Inc.......................................   600          23,916
   Activision Blizzard, Inc................................. 4,580          58,945
  *Actuate Corp............................................. 1,300           9,230
  *Acxiom Corp.............................................. 2,300          31,579
  *ADDvantage Technologies Group, Inc.......................   400             980
  *Adobe Systems, Inc....................................... 1,124          37,721
  #ADTRAN, Inc..............................................   600          18,312
  *Advanced Energy Industries, Inc.......................... 1,100          13,134
  *Advanced Micro Devices, Inc.............................. 3,816          28,086
  *Advent Software, Inc.....................................   800          21,592
  *Agilysys, Inc............................................   531           4,652
  *Akamai Technologies, Inc.................................   743          24,222
 #*Alliance Data Systems Corp...............................   100          12,849
   Altera Corp..............................................   500          17,785
  *Amdocs, Ltd.............................................. 1,300          41,600
   American Software, Inc. Class A..........................   900           7,452
 #*Amkor Technology, Inc.................................... 4,700          24,299
  #Amphenol Corp............................................   600          34,884
  *Amtech Systems, Inc......................................   400           2,792
  *ANADIGICS, Inc........................................... 1,600           3,536
   Analog Devices, Inc......................................   943          36,758
  *Anaren, Inc..............................................   500           9,020
 #*Ancestry.com, Inc........................................   800          21,360
  *Anixter International, Inc...............................   500          34,290
  *ANSYS, Inc...............................................   300          20,121
  *AOL, Inc................................................. 2,187          54,762
  *Apple, Inc............................................... 1,600         934,784
   Applied Materials, Inc................................... 6,330          75,897
  *Applied Micro Circuits Corp.............................. 1,500           8,370
  *Ariba, Inc...............................................   700          26,740
  *Arris Group, Inc......................................... 2,960          38,273
  *Arrow Electronics, Inc................................... 1,200          50,460
 #*Aruba Networks, Inc......................................   162           3,421
  *Aspen Technology, Inc.................................... 1,102          21,798
 #*Atmel Corp............................................... 1,400          12,418
  *ATMI, Inc................................................   900          18,909
  *AuthenTec, Inc...........................................   500           1,625
  *Autodesk, Inc............................................   900          35,433
   Automatic Data Processing, Inc........................... 1,000          55,620
   Avago Technologies, Ltd..................................   600          20,688
  *Aviat Networks, Inc......................................   949           2,420

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Information Technology -- (Continued)
  *Avid Technology, Inc.....................................    900     $  7,821
  *Avnet, Inc...............................................  1,600       57,728
   AVX Corp.................................................  3,100       39,370
  *Aware, Inc...............................................    900        5,580
  *Axcelis Technologies, Inc................................  1,623        2,207
  *AXT, Inc.................................................    800        4,072
   Badger Meter, Inc........................................    300       11,082
   Bel Fuse, Inc. Class B...................................    300        5,337
  *Benchmark Electronics, Inc...............................  1,800       28,584
   Black Box Corp...........................................    600       13,566
   Blackbaud, Inc...........................................    350       10,843
  *BMC Software, Inc........................................    600       24,756
  *Bottomline Technologies, Inc.............................    700       16,471
  *Brightpoint, Inc.........................................  1,900       11,628
  *Broadcom Corp............................................  1,212       44,359
   Broadridge Financial Solutions, Inc......................    813       18,870
  *Brocade Communications Systems, Inc......................  8,603       47,661
   Brooks Automation, Inc...................................  1,800       21,168
  *BSQUARE Corp.............................................    300          900
  *BTU International, Inc...................................    300          846
  #CA, Inc..................................................  2,100       55,482
   Cabot Microelectronics Corp..............................    600       20,628
 #*CACI International, Inc. Class A.........................    600       36,678
  *Cadence Design Systems, Inc..............................  2,240       26,141
  *CalAmp Corp..............................................    500        2,990
  *Calix, Inc...............................................    490        3,900
  *Callidus Software, Inc...................................     60          475
  *Cardtronics, Inc.........................................    400       10,544
   Cass Information Systems, Inc............................    176        7,207
  *CEVA, Inc................................................    500       11,045
  *Checkpoint Systems, Inc..................................  1,300       14,248
 #*Cirrus Logic, Inc........................................  1,300       35,594
   Cisco Sytems, Inc........................................ 16,702      336,545
  *Citrix Systems, Inc......................................    400       34,244
   Cognex Corp..............................................  1,140       45,885
  *Cognizant Technology Solutions Corp......................    400       29,328
  *Coherent, Inc............................................    700       36,820
   Cohu, Inc................................................    600        6,588
   Communications Systems, Inc..............................     14          182
  *CommVault Systems, Inc...................................    200       10,414
   Computer Sciences Corp...................................  2,500       70,150
  *Computer Task Group, Inc.................................    500        7,210
  *Compuware Corp...........................................  4,400       38,368
  *comScore, Inc............................................    425        8,466
   Comtech Telecommunications Corp..........................    587       18,150
 #*Concur Technologies, Inc.................................    600       33,936
  *Convergys Corp...........................................  3,400       45,458
  *Convio, Inc..............................................    368        5,888
  *CoreLogic, Inc...........................................  2,743       45,808
   Corning, Inc.............................................  9,695      139,123
  *Cray, Inc................................................    685        7,638
 #*Cree, Inc................................................  2,400       74,160
   Crexendo, Inc............................................    200          736
  *CSG Systems International, Inc...........................    860       12,384
   CTS Corp.................................................    500        5,365
  *CyberOptics Corp.........................................    300        2,967
  *Cymer, Inc...............................................    600       31,104
  *Cypress Semiconductor Corp...............................  1,300       20,150
   Daktronics, Inc..........................................    987        8,034
   DDi Corp.................................................    543        7,048
  *DealerTrack Holdings, Inc................................    700       20,881

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Information Technology -- (Continued)
  *Dell, Inc................................................ 3,000     $ 49,110
  *Deltek, Inc..............................................   182        1,900
  *Dice Holdings, Inc.......................................   700        7,546
   Diebold, Inc............................................. 1,200       47,340
  *Digi International, Inc..................................   900        8,352
  *Digimarc Corp............................................   128        3,347
  *Digital River, Inc....................................... 1,100       20,691
  *Diodes, Inc..............................................   900       20,061
 #*Document Security Systems, Inc...........................   200          610
 #*Dolby Laboratories, Inc..................................   200        7,846
  *Dot Hill Systems Corp....................................   944        1,180
  *DSP Group, Inc...........................................   600        3,924
   DST Systems, Inc.........................................   600       33,588
  *DTS, Inc.................................................   300        9,360
  *Dynamics Research Corp...................................   300        2,157
   EarthLink, Inc........................................... 3,100       25,172
  *eBay, Inc................................................ 3,900      160,095
  #Ebix, Inc................................................   700       14,315
  *Echelon Corp.............................................   600        2,616
  *Echo Global Logistics, Inc...............................   400        6,812
  *EchoStar Corp. Class A...................................   233        6,769
   Electro Rent Corp........................................   677       10,548
   Electro Scientific Industries, Inc.......................   800       11,408
  *Electronic Arts, Inc..................................... 2,300       35,374
  *Electronics for Imaging, Inc............................. 1,000       17,850
  *EMC Corp................................................. 5,400      152,334
  *EMCore Corp..............................................   300        1,356
  *Emulex Corp.............................................. 2,300       19,964
  *Entegris, Inc............................................ 2,800       24,780
  *Entropic Communications, Inc............................. 1,007        4,260
  *Envestnet, Inc...........................................   684        8,557
   EPIQ Systems, Inc........................................   900       10,224
  *ePlus, Inc...............................................   109        3,233
 #*Equinix, Inc.............................................   448       73,562
  *Euronet Worldwide, Inc................................... 1,400       30,282
  *Exar Corp................................................ 1,140        9,029
  *ExlService Holdings, Inc.................................   500       13,840
  *Extreme Networks......................................... 3,207       12,283
  *F5 Networks, Inc.........................................   300       40,179
  *Fabrinet.................................................   700       11,774
  #FactSet Research Systems, Inc............................   100       10,486
   Fair Isaac Corp.......................................... 1,100       47,190
  *Fairchild Semiconductor International, Inc............... 2,900       41,093
  *FalconStor Software, Inc.................................   700        2,303
  *FARO Technologies, Inc...................................   300       16,794
  *FEI Co...................................................   800       40,136
   Fidelity National Information Services, Inc.............. 4,349      146,431
 #*Finisar Corp............................................. 1,400       23,128
 #*First Solar, Inc.........................................   200        3,680
  *Fiserv, Inc.............................................. 1,500      105,435
   FLIR Systems, Inc........................................   800       17,968
  *FormFactor, Inc.......................................... 1,400        7,840
   Forrester Research, Inc..................................   400       14,180
  *Fortinet, Inc............................................   500       13,060
  *Frequency Electronics, Inc...............................   300        2,295
  *FSI International, Inc...................................   964        4,887
 #*Gartner Group, Inc.......................................   500       21,900
  *Genpact, Ltd............................................. 1,901       31,709
  *Global Cash Access Holdings, Inc......................... 1,116        9,430
   Global Payments, Inc.....................................   600       27,858
  *Globecomm Systems, Inc...................................   600        8,508

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Information Technology -- (Continued)
  *Google, Inc..............................................    400     $242,092
  *GSI Group, Inc...........................................    825        9,958
 #*GT Advanced Technologies, Inc............................  2,200       14,322
  *Hackett Group, Inc. (The)................................  1,600        9,136
  *Harmonic, Inc............................................  1,400        6,608
   Harris Corp..............................................    900       40,986
   Heartland Payment Systems, Inc...........................    628       19,135
   Hewlett-Packard Co.......................................  8,074      199,912
  *Hittite Microwave Corp...................................    353       18,900
  *I.D. Systems, Inc........................................    400        2,424
   IAC/InterActiveCorp......................................  2,007       96,637
  *Identive Group, Inc......................................  1,108        2,282
  *iGATE Corp...............................................    500        9,730
  *Ikanos Communications, Inc...............................  1,000          800
  *Imation Corp.............................................    400        2,320
  *Immersion Corp...........................................    800        4,360
 #*Infinera Corp............................................  1,900       13,604
  *Informatica Corp.........................................    400       18,408
  *InfoSpace, Inc...........................................  1,000       11,130
  *Ingram Micro, Inc. Class A...............................  4,000       77,840
  *Innodata Isogen, Inc.....................................    200        1,102
  *Insight Enterprises, Inc.................................  1,200       24,372
  *Integrated Device Technology, Inc........................  3,708       25,103
  *Integrated Silicon Solution, Inc.........................    836        8,878
   Intel Corp............................................... 19,300      548,120
  *Interactive Intelligence Group, Inc......................    200        5,932
  #InterDigital, Inc........................................    152        4,213
  *Intermec, Inc............................................  1,700        9,044
  *Internap Network Services Corp...........................  1,600       11,264
   International Business Machines Corp.....................  2,400      496,992
  *International Rectifier Corp.............................  1,800       39,294
  *Interphase Corp..........................................    200        1,280
   Intersil Corp. Class A...................................  3,800       39,026
  *Intevac, Inc.............................................    700        5,642
  *IntriCon Corp............................................    200        1,420
   Intuit, Inc..............................................    400       23,188
 #*IPG Photonics Corp.......................................    260       12,584
  *Iteris, Inc..............................................    700        1,015
  *Itron, Inc...............................................    800       32,640
  *Ixia.....................................................  1,573       19,820
  *IXYS Corp................................................    900       11,214
  #j2 Global, Inc...........................................    850       21,956
   Jabil Circuit, Inc.......................................  2,300       53,935
   Jack Henry & Associates, Inc.............................  1,000       33,960
  *JDA Software Group, Inc..................................  1,200       34,656
  *JDS Uniphase Corp........................................  3,500       42,525
  *Juniper Networks, Inc....................................  2,600       55,718
  *Kenexa Corp..............................................    800       26,136
  *Key Tronic Corp..........................................    400        4,620
   Keynote Systems, Inc.....................................    200        3,680
 #*KIT Digital, Inc.........................................    861        5,838
   KLA-Tencor Corp..........................................  1,300       67,795
  *Kopin Corp...............................................  1,717        6,130
  *Kulicke & Soffa Industries, Inc..........................  1,700       22,270
  *KVH Industries, Inc......................................    400        3,992
 #*Lam Research Corp........................................    900       37,485
  *Lattice Semiconductor Corp...............................  2,800       15,288
  *LeCroy Corp..............................................    400        4,136
  *Lender Processing Services, Inc..........................    500       13,275
 #*Lexmark International, Inc...............................  1,600       48,160
   Linear Technology Corp...................................    740       24,205

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CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Information Technology -- (Continued)
  *Lionbridge Technologies, Inc.............................    322     $    886
  *Liquidity Services, Inc..................................    800       42,664
   Littlefuse, Inc..........................................    600       37,602
  *LogMeIn, Inc.............................................    100        3,601
  *LoJack Corp..............................................    600        2,346
  *LoopNet, Inc.............................................    562       10,774
  *Loral Space & Communications, Inc........................    400       24,820
  *LSI Corp.................................................  1,600       12,864
  *LTX-Credence Corp........................................    224        1,546
  *Manhattan Associates, Inc................................    320       16,048
   ManTech International Corp. Class A......................    600       18,852
   Marchex, Inc. Class B....................................    900        3,132
  *Marvell Technology Group, Ltd............................  4,670       70,097
   MasterCard, Inc. Class A.................................    200       90,454
  *Mattson Technology, Inc..................................  1,400        3,276
   Maxim Integrated Products, Inc...........................  1,000       29,580
   Maximus, Inc.............................................    800       35,400
  *Measurement Specialties, Inc.............................    500       17,865
  *MEMC Electronic Materials, Inc...........................    690        2,477
  *Mentor Graphics Corp.....................................  2,900       41,905
  *Mercury Computer Systems, Inc............................    700        9,240
   Methode Electronics, Inc.................................    900        7,605
   Micrel, Inc..............................................  1,200       13,068
  #Microchip Technology, Inc................................    600       21,204
  *Micron Technology, Inc................................... 14,600       96,214
  *MICROS Systems, Inc......................................    200       11,366
  *Microsemi Corp...........................................  1,700       36,584
   Microsoft Corp........................................... 16,000      512,320
  *MicroStrategy, Inc.......................................     43        6,011
  *Mindspeed Technologies, Inc..............................    500        2,505
  *MIPS Technologies, Inc...................................  1,000        6,540
   MKS Instruments, Inc.....................................  1,500       41,475
  *ModusLink Global Solutions, Inc..........................    900        4,455
  #Molex, Inc...............................................    180        4,966
   Molex, Inc. Class A......................................    882       20,198
  *MoneyGram International, Inc.............................    262        4,409
  *Monolithic Power Systems, Inc............................    760       15,747
  *Monotype Imaging Holdings, Inc...........................  1,000       14,190
  *Monster Worldwide, Inc...................................  3,300       28,479
  *Motorola Mobility Holdings, Inc..........................  1,412       54,814
   Motorola Solutions, Inc..................................    947       48,325
  *Move, Inc................................................     89          774
   MTS Systems Corp.........................................    300       14,391
  *Multi-Fineline Electronix, Inc...........................    800       21,192
  *Nanometrics, Inc.........................................    578        8,965
  *NAPCO Security Technologies, Inc.........................    600        1,794
  #National Instruments Corp................................  1,500       40,800
  *NCR Corp.................................................  2,000       47,000
  *NetApp, Inc..............................................    600       23,298
  *NETGEAR, Inc.............................................    800       30,800
  *NetScout Systems, Inc....................................  1,100       22,759
 #*NetSuite, Inc............................................    548       24,320
  *NeuStar, Inc.............................................    700       25,445
  *Newport Corp.............................................    800       13,656
   NIC, Inc.................................................    700        7,833
  *Novatel Wireless, Inc....................................    700        2,023
  *Novellus Systems, Inc....................................  1,500       70,125
 #*Nuance Communications, Inc...............................  3,900       95,316
  *NVIDIA Corp..............................................  4,300       55,900
 #*Oclaro, Inc..............................................    500        1,435
  *OmniVision Technologies, Inc.............................  1,700       31,314

                                     1269

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Information Technology -- (Continued)
  *ON Semiconductor Corp.................................... 3,588     $ 29,637
  *Online Resources Corp.................................... 1,300        3,679
  *Openwave Systems, Inc....................................   900        2,322
  *Oplink Communications, Inc...............................   456        7,223
   OPNET Technologies, Inc..................................   678       15,702
   Oracle Corp.............................................. 8,700      255,693
  *OSI Systems, Inc.........................................   500       33,430
  *PAR Technology Corp......................................   400        2,036
  *Parametric Technology Corp............................... 1,500       32,370
   Park Electrochemical Corp................................   600       17,310
   Paychex, Inc.............................................   900       27,882
   PC Connection, Inc....................................... 1,000        8,020
  *PC Mall, Inc.............................................   400        2,472
   PC-Tel, Inc..............................................   700        4,781
  *PDF Solutions, Inc.......................................   800        7,056
  *Perficient, Inc..........................................   870       10,449
  *Performance Technologies, Inc............................   400          896
  *Pericom Semiconductor Corp...............................   900        7,074
  *Pervasive Software, Inc..................................   700        4,333
  *Photronics, Inc.......................................... 1,200        7,428
  *Planar Systems, Inc......................................   700        1,295
   Plantronics, Inc.........................................   800       30,656
  *Plexus Corp..............................................   700       22,659
  *PLX Technology, Inc......................................   900        3,582
  *PMC-Sierra, Inc.......................................... 5,000       35,350
  *Polycom, Inc............................................. 1,800       23,886
   Power Integrations, Inc..................................   700       26,516
  *Power-One, Inc........................................... 2,200        9,416
  *Presstek, Inc............................................   450          358
  *PRGX Global, Inc.........................................   700        4,424
  *Progress Software Corp................................... 1,500       34,710
  *PROS Holdings, Inc.......................................   300        5,907
   QAD, Inc. Class A........................................   405        5,002
   QAD, Inc. Class B........................................   101        1,266
  *QLIK Technologies, Inc...................................   200        5,762
  *QLogic Corp.............................................. 1,500       25,875
   QUALCOMM, Inc............................................ 3,200      204,288
  *Quest Software, Inc...................................... 1,900       44,213
  *QuickLogic Corp..........................................   300          900
  *Rackspace Hosting, Inc...................................   300       17,427
  *Radisys Corp.............................................   900        5,715
   RealNetworks, Inc........................................ 1,200       11,484
  *Red Hat, Inc.............................................   800       47,688
  *Reis, Inc................................................   200        1,738
  *Relm Wireless Corp.......................................   100          150
  *RF Micro Devices, Inc.................................... 3,801       16,458
   Richardson Electronics, Ltd..............................   500        6,305
   Rimage Corp..............................................   400        3,636
 #*Riverbed Technology, Inc.................................   550       10,852
  *Rofin-Sinar Technologies, Inc............................   700       17,640
  *Rogers Corp..............................................   400       15,316
 #*Rosetta Stone, Inc.......................................   400        4,184
  *Rovi Corp................................................   468       13,385
 #*Rubicon Technology, Inc..................................   590        5,576
  *Rudolph Technologies, Inc................................ 1,000       10,800
  *SAIC, Inc................................................ 1,800       21,888
 #*Salesforce.com, Inc......................................   200       31,146
 #*Sandisk Corp............................................. 1,900       70,319
  *Sanmina-SCI Corp......................................... 2,000       17,800
   Sapient Corp............................................. 1,500       17,955
  *ScanSource, Inc..........................................   700       23,072

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------     -------
Information Technology -- (Continued)
  *Scientific Learning Corp.................................    400     $   716
  *SeaChange International, Inc.............................    400       3,288
   Seagate Technology.......................................  2,200      67,672
  *Semtech Corp.............................................  1,100      29,986
  *Sigma Designs, Inc.......................................    300       1,653
 #*Silicon Graphics International Corp......................    600       5,664
  *Silicon Image, Inc.......................................  1,500       9,000
  *Silicon Laboratories, Inc................................    600      21,294
  *Skyworks Solutions, Inc..................................    600      16,284
  *SolarWinds, Inc..........................................    200       9,382
   Solera Holdings, Inc.....................................    200       8,988
  *Sonus Networks, Inc......................................  5,900      16,697
  *Spansion, Inc. Class A...................................  1,300      15,678
  *SRS Labs, Inc............................................    500       4,765
  *SS&C Technologies Holdings, Inc..........................  1,778      42,263
  *Stamps.com, Inc..........................................    700      20,321
  *Standard Microsystems Corp...............................    600      15,888
  *StarTek, Inc.............................................    300         549
  *STEC, Inc................................................  1,100       9,119
  *Steel Excel, Inc.........................................    350       9,800
 #*Stratasys, Inc...........................................    200      10,242
 #*SunPower Corp............................................    258       1,447
  *Super Micro Computer, Inc................................    303       5,348
  *Supertex, Inc............................................    200       4,094
  *Sycamore Networks, Inc...................................    720      11,225
  *Symantec Corp............................................  1,900      31,388
  *Symmetricom, Inc.........................................  1,003       5,577
 #*Synaptics, Inc...........................................    750      23,032
  *SYNNEX Corp..............................................  1,100      41,899
  *Synopsys, Inc............................................  1,853      55,609
   Syntel, Inc..............................................    300      17,967
  *Take-Two Interactive Software, Inc.......................  1,700      23,970
   TE Connectivity, Ltd.....................................  1,413      51,518
  *Tech Data Corp...........................................  1,200      64,548
  *TechTarget, Inc..........................................    636       4,732
  *TeleCommunication Systems, Inc. Class A..................  1,000       1,930
  *TeleNav, Inc.............................................    500       3,385
  *TeleTech Holdings, Inc...................................    900      13,635
   Tellabs, Inc............................................. 10,844      40,882
   Telular Corp.............................................    600       5,412
  *Teradata Corp............................................    800      55,824
 #*Teradyne, Inc............................................  3,300      56,793
   Tessco Technologies, Inc.................................    150       3,000
  *Tessera Technologies, Inc................................  1,453      22,725
   Texas Instruments, Inc...................................  2,200      70,268
   TheStreet, Inc...........................................    300         606
  *TIBCO Software, Inc......................................    600      19,740
  *TiVo, Inc................................................  1,700      18,343
  *TNS, Inc.................................................    100       2,040
   Total System Services, Inc...............................    900      21,168
  *Transact Technologies, Inc...............................    400       3,424
 #*Trimble Navigation, Ltd..................................    600      32,484
  *TriQuint Semiconductor, Inc..............................  4,000      19,520
  *TTM Technologies, Inc....................................  1,700      17,561
  *Tyler Technologies, Inc..................................    400      15,980
  *Ultimate Software Group, Inc.............................     70       5,401
  *Ultra Clean Holdings.....................................    800       5,480
  *Ultratech, Inc...........................................    500      15,970
  *Unisys Corp..............................................    310       5,785
   United Online, Inc.......................................  2,200      10,428
  *ValueClick, Inc..........................................  1,300      27,534

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Information Technology -- (Continued)
 #*Veeco Instruments, Inc...................................    700     $    21,133
 #*VeriFone Systems, Inc....................................    368          17,532
  *Verint Systems, Inc......................................    300           9,072
  *VeriSign, Inc............................................    500          20,555
 #*ViaSat, Inc..............................................  1,000          48,300
  *Viasystems Group, Inc....................................    180           4,012
  *Video Display Corp.......................................    300           1,275
  *Virtusa Corp.............................................    632           9,537
   Visa, Inc................................................  1,600         196,768
  *Vishay Intertechnology, Inc..............................  4,200          47,124
 #*Vishay Precision Group, Inc..............................    450           6,516
 #*VistaPrint N.V...........................................    519          19,354
  *VMware, Inc. Class A.....................................    100          11,172
  *Vocus, Inc...............................................    200           2,586
  *Volterra Semiconductor Corp..............................    400          13,156
  *Web.com Group, Inc.......................................    600           7,770
  *Websense, Inc............................................    325           6,740
  *Western Digital Corp.....................................  2,700         104,787
   Western Union Co. (The)..................................  1,000          18,380
  *Wireless Telecom Group, Inc..............................    300             375
  *Wright Express Corp......................................    500          31,910
   Xerox Corp............................................... 14,416         112,156
   Xilinx, Inc..............................................    800          29,104
  *XO Group, Inc............................................    900           8,343
  *X-Rite, Inc..............................................  1,834          10,160
   Xyratex, Ltd.............................................    789          11,456
  *Yahoo!, Inc..............................................  8,300         128,982
  *Zebra Technologies Corp. Class A.........................    800          31,032
  *Zix Corp.................................................  1,300           3,679
  *Zygo Corp................................................    300           5,937
                                                                        -----------
Total Information Technology................................             13,222,140
                                                                        -----------
Materials -- (5.4%)
   A. Schulman, Inc.........................................    719          17,695
  *A.M. Castle & Co.........................................    700           9,373
  *AEP Industries, Inc......................................    200           6,974
   Air Products & Chemicals, Inc............................    500          42,745
   Airgas, Inc..............................................  1,000          91,640
  #AK Steel Holding Corp....................................  1,100           8,162
   Albemarle Corp...........................................    300          19,590
  #Alcoa, Inc...............................................  9,700          94,381
   Allegheny Technologies, Inc..............................    843          36,198
  *Allied Nevada Gold Corp..................................    400          11,716
  #AMCOL International Corp.................................    700          23,072
   American Vanguard Corp...................................    800          20,000
  #AptarGroup, Inc..........................................  1,200          65,412
   Ashland, Inc.............................................  1,241          81,745
   Ball Corp................................................    600          25,056
   Bemis Co., Inc...........................................  2,200          71,258
   Boise, Inc...............................................  3,029          23,142
   Buckeye Technologies, Inc................................  1,600          51,856
   Cabot Corp...............................................  1,200          51,756
  *Calgon Carbon Corp.......................................  1,200          16,608
   Carpenter Technology Corp................................    800          44,528
   Celanese Corp. Class A...................................    500          24,230
  *Century Aluminum Co......................................  3,000          27,600
   CF Industries Holdings, Inc..............................    666         128,578
   Chase Corp...............................................    200           2,970
  *Chemtura Corp............................................  1,400          23,828
  *Clearwater Paper Corp....................................    600          19,782
   Cliffs Natural Resources, Inc............................  1,248          77,700

                                     1272

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------    --------
Materials -- (Continued)
  *Coeur d'Alene Mines Corp................................. 1,988     $ 42,841
   Commercial Metals Co..................................... 3,400       50,252
  #Compass Minerals International, Inc......................   300       22,956
  *Core Molding Technologies, Inc...........................   300        2,493
  *Crown Holdings, Inc......................................   500       18,490
   Cytec Industries, Inc.................................... 1,100       69,927
   Deltic Timber Corp.......................................   300       18,324
   Domtar Corp..............................................   802       70,159
   Dow Chemical Co. (The)................................... 5,800      196,504
   E.I. du Pont de Nemours & Co............................. 1,800       96,228
   Eagle Materials, Inc..................................... 1,100       38,742
   Eastman Chemical Co......................................   400       21,588
   Ecolab, Inc..............................................   592       37,704
  *Ferro Corp............................................... 2,200       11,418
   FMC Corp.................................................   300       33,135
   Freeport-McMoRan Copper & Gold, Inc. Class B............. 3,200      122,560
   Friedman Industries, Inc.................................   300        3,507
   FutureFuel Corp..........................................   169        1,663
 #*General Moly, Inc........................................ 1,900        6,156
  *Georgia Gulf Corp........................................    28          993
   Globe Specialty Metals, Inc.............................. 1,000       13,340
  *Graphic Packaging Holding Co............................. 8,380       44,833
  #Greif, Inc. Class A......................................   600       32,184
   Greif, Inc. Class B......................................   184       10,019
   H.B. Fuller Co........................................... 1,200       39,480
   Hawkins, Inc.............................................   233        8,092
   Haynes International, Inc................................   259       16,154
  #Hecla Mining Co.......................................... 5,872       25,132
  *Horsehead Holding Corp...................................    90        1,011
   Huntsman Corp............................................ 5,100       72,216
   Innophos Holdings, Inc...................................   400       19,668
  *Innospec, Inc............................................   320        9,674
  #International Flavors & Fragrances, Inc..................   300       18,063
   International Paper Co................................... 3,400      113,254
  *Intrepid Potash, Inc.....................................   600       14,910
   Kaiser Aluminum Corp.....................................   500       26,285
  *KapStone Paper & Packaging Corp.......................... 1,400       25,284
   KMG Chemicals, Inc.......................................   300        5,172
   Koppers Holdings, Inc....................................   100        3,888
  *Kraton Performance Polymers, Inc.........................   300        7,800
  #Kronos Worldwide, Inc....................................   564       13,389
  *Landec Corp..............................................   800        5,152
  *Louisiana-Pacific Corp................................... 3,715       33,621
  *LSB Industries, Inc......................................   200        6,784
   LyondellBasell Industries N.V. Class A...................   962       40,192
  #Martin Marietta Materials, Inc...........................   747       61,911
  *Material Sciences Corp...................................   400        3,056
  *Materion Corp............................................   491       12,133
   MeadWestavco Corp........................................ 2,000       63,640
  *Metals USA Holdings Corp.................................   500        7,540
   Minerals Technologies, Inc...............................   600       40,260
 #*Molycorp, Inc............................................   100        2,706
   Monsanto Co..............................................   900       68,562
  #Mosaic Co. (The).........................................   960       50,707
   Myers Industries, Inc....................................   775       12,811
   Neenah Paper, Inc........................................   300        8,568
   NewMarket Corp...........................................   300       66,966
   Newmont Mining Corp...................................... 2,600      123,890
   Noranda Aluminum Holding Corp............................ 1,000       10,620
   Nucor Corp............................................... 1,700       66,657
   Olin Corp................................................ 1,900       39,824

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Materials -- (Continued)
   Olympic Steel, Inc.......................................    300     $    6,339
  *OM Group, Inc............................................    900         21,708
  *Omnova Solutions, Inc....................................    746          5,849
  *Owens-Illinois, Inc......................................  1,196         27,807
   P.H. Glatfelter Co.......................................    800         12,464
   Packaging Corp. of America...............................  1,000         29,190
  *Penford Corp.............................................    200          1,660
   PolyOne Corp.............................................  2,011         27,872
   PPG Industries, Inc......................................    400         42,096
   Praxair, Inc.............................................    455         52,644
   Quaker Chemical Corp.....................................    400         17,360
   Reliance Steel & Aluminum Co.............................  1,607         89,815
   Rock-Tenn Co. Class A....................................    827         51,547
  *Rockwood Holdings, Inc...................................  1,200         66,408
   Royal Gold, Inc..........................................    900         55,764
   RPM International, Inc...................................  2,900         77,053
  *RTI International Metals, Inc............................    700         17,185
   Schnitzer Steel Industries, Inc. Class A.................    600         23,922
  #Scotts Miracle-Gro Co. Class A (The).....................    300         15,720
   Sealed Air Corp..........................................  2,503         48,008
   Sensient Technologies Corp...............................    800         29,720
   Sherwin-Williams Co......................................    500         60,140
   Silgan Holdings, Inc.....................................    600         26,322
   Solutia, Inc.............................................  1,200         34,008
   Sonoco Products Co.......................................  1,434         47,508
   Southern Copper Corp.....................................    101          3,321
  *Spartech Corp............................................  1,300          6,344
   Steel Dynamics, Inc......................................  3,468         44,286
   Stepan Co................................................    300         27,258
  *Stillwater Mining Co.....................................  2,900         31,117
  *SunCoke Energy, Inc......................................    637          9,688
  #Texas Industries, Inc....................................    600         20,166
   Titanium Metals Corp.....................................  2,400         35,448
   Tredegar Corp............................................    800         13,880
  *United States Lime & Minerals, Inc.......................    200          9,594
  #United States Steel Corp.................................  1,600         45,328
  *Universal Stainless & Alloy Products, Inc................    200          9,280
   Valspar Corp.............................................  1,800         92,070
   Vulcan Materials Co......................................  1,494         63,958
  #Walter Energy, Inc.......................................    300         19,893
   Wausau Paper Corp........................................  1,700         15,402
   Westlake Chemical Corp...................................  1,281         81,920
   Worthington Industries, Inc..............................  1,900         33,896
  *WR Grace & Co............................................    400         23,844
   Zep, Inc.................................................    400          5,700
  *Zoltek Cos., Inc.........................................    500          5,515
                                                                        ----------
Total Materials.............................................             4,714,700
                                                                        ----------
Other -- (0.0%)
 -*Brooklyn Federal Bancorp, Inc. Escrow Shares.............    100             --
 -*Gerber Scientific, Inc. Escrow Shares....................    900             --
 -*Softbrands, Inc. Escrow Shares...........................    600             --
                                                                        ----------
Total Other.................................................                    --
                                                                        ----------
Telecommunication Services -- (3.2%)
  *AboveNet, Inc............................................    464         38,591
   AT&T, Inc................................................ 31,961      1,051,836
   Atlantic Tele-Network, Inc...............................    400         13,624
  *Cbeyond, Inc.............................................    677          4,353
   CenturyLink, Inc.........................................  4,000        154,240
  *Cincinnati Bell, Inc.....................................  3,500         13,300

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Telecommunication Services -- (Continued)
  *Cogent Communications Group, Inc.........................    186     $    3,484
   Consolidated Communications Holdings, Inc................    600         11,610
  *Crown Castle International Corp..........................    400         22,644
  #Frontier Communications Corp............................. 13,649         55,142
  *General Communications, Inc. Class A.....................  1,100          8,360
   HickoryTech Corp.........................................    250          2,482
   IDT Corp. Class B........................................    400          3,368
  *Iridium Communications, Inc..............................  1,497         13,159
 #*Leap Wireless International, Inc.........................  2,100         11,781
  *Level 3 Communications, Inc..............................    613         14,136
   Lumos Networks Corp......................................    200          1,808
  *MetroPCS Communications, Inc.............................  1,833         13,381
  *Neutral Tandem, Inc......................................    300          3,486
 #*NII Holdings, Inc........................................    900         12,596
   NTELOS Holdings Corp.....................................    200          4,044
  *ORBCOMM, Inc.............................................  1,200          3,912
  *Premiere Global Services, Inc............................  1,600         14,320
  *SBA Communications Corp..................................    500         26,870
  *Sprint Nextel Corp....................................... 30,700         76,136
   SureWest Communications..................................    400          9,032
   Telephone & Data Systems, Inc............................  2,313         56,183
  *tw telecom, Inc..........................................  1,200         26,136
  *United States Cellular Corp..............................    324         12,707
   USA Mobility, Inc........................................    400          5,168
   Verizon Communications, Inc.............................. 25,840      1,043,419
   Warwick Valley Telephone Co..............................     86          1,173
  #Windstream Corp..........................................  3,839         43,150
                                                                        ----------
Total Telecommunication Services............................             2,775,631
                                                                        ----------
Utilities -- (2.8%)
  *AES Corp.................................................  6,197         77,586
   AGL Resources, Inc.......................................    500         19,715
   ALLETE, Inc..............................................    600         24,726
  #Alliant Energy Corp......................................    400         18,096
   Ameren Corp..............................................    900         29,511
   American Electric Power Co., Inc.........................    900         34,956
   American States Water Co.................................    300         10,932
   American Water Works Co., Inc............................    400         13,696
   Aqua America, Inc........................................  1,300         29,523
   Artesian Resources Corp. Class A.........................    200          3,818
   Atmos Energy Corp........................................    700         22,806
   Avista Corp..............................................    800         21,152
   Black Hills Corp.........................................    700         23,107
 #*Cadiz, Inc...............................................    300          2,529
   California Water Service Group...........................    600         10,866
  *Calpine Corp.............................................  5,400        101,250
   CenterPoint Energy, Inc..................................  1,600         32,336
   Central Vermont Public Service Corp......................    200          7,050
   CH Energy Group, Inc.....................................    300         19,686
   Chesapeake Utilities Corp................................    241         10,127
   Cleco Corp...............................................    800         32,640
   CMS Energy Corp..........................................  1,000         22,990
   Connecticut Water Services, Inc..........................    200          5,550
  #Consolidated Edison, Inc.................................    600         35,670
   Consolidated Water Co., Ltd..............................    450          3,226
   Dominion Resources, Inc..................................  1,200         62,628
   DTE Energy Co............................................    700         39,466
   Duke Energy Corp.........................................  2,700         57,861
  *Dynegy, Inc..............................................  1,300            533
   Edison International, Inc................................    700         30,807
   El Paso Electric Co......................................    800         24,512

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CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Utilities -- (Continued)
   Empire District Electric Co..............................    800     $    16,416
   Entergy Corp.............................................    300          19,668
   Exelon Corp..............................................  1,721          67,136
   FirstEnergy Corp.........................................  1,166          54,592
   Genie Energy, Ltd. Class B...............................    400           3,328
  *GenOn Energy, Inc........................................ 16,687          35,543
   Great Plains Energy, Inc.................................  1,400          28,588
   Hawaiian Electric Industries, Inc........................  1,100          29,194
   IDACORP, Inc.............................................    600          24,444
  #Integrys Energy Group, Inc...............................    200          10,928
   ITC Holdings Corp........................................    200          15,492
  #Laclede Group, Inc.......................................    300          11,814
   MDU Resources Group, Inc.................................    700          16,058
   MGE Energy, Inc..........................................    400          18,296
   Middlesex Water Co.......................................    300           5,568
   National Fuel Gas Co.....................................    300          14,196
   New Jersey Resources Corp................................    700          30,268
   NextEra Energy, Inc......................................    900          57,915
   NiSource, Inc............................................  1,200          29,580
   Northeast Utilities, Inc.................................  1,487          54,677
   Northwest Natural Gas Co.................................    400          18,280
   NorthWestern Corp........................................    500          17,760
  *NRG Energy, Inc..........................................  3,400          57,800
   NV Energy, Inc...........................................  2,300          38,295
   OGE Energy Corp..........................................    500          26,980
   ONEOK, Inc...............................................    400          34,356
   Ormat Technologies, Inc..................................  1,300          25,701
   Otter Tail Corp..........................................    600          13,176
  #Pepco Holdings, Inc......................................    800          15,136
   PG&E Corp................................................    600          26,508
   Piedmont Natural Gas Co..................................    800          24,384
   Pinnacle West Capital Corp...............................    500          24,175
   PNM Resources, Inc.......................................  1,200          22,512
   Portland General Electric Co.............................    700          18,081
   PPL Corp.................................................  1,000          27,350
   Progress Energy, Inc.....................................    800          42,576
   Public Service Enterprise Group, Inc.....................  4,400         137,060
   Questar Corp.............................................  2,700          53,325
   SCANA Corp...............................................    400          18,448
   Sempra Energy............................................    400          25,896
   SJW Corp.................................................    600          14,460
   South Jersey Industries, Inc.............................    400          19,700
   Southern Co. (The).......................................  1,600          73,504
   Southwest Gas Corp.......................................    600          25,212
   TECO Energy, Inc.........................................    760          13,695
  *UGI Corp.................................................  1,042          30,406
   UIL Holdings Corp........................................    550          18,904
   UniSource Energy Corp....................................    500          18,200
   Unitil Corp..............................................    100           2,646
   Vectren Corp.............................................    800          23,560
   Westar Energy, Inc.......................................  1,200          34,428
   WGL Holdings, Inc........................................    600          24,066
   Wisconsin Energy Corp....................................  1,000          36,840
   Xcel Energy, Inc.........................................  1,100          29,766
   York Water Co............................................    360           6,289
                                                                        -----------
Total Utilities.............................................              2,412,527
                                                                        -----------
TOTAL COMMON STOCKS.........................................             79,529,733
                                                                        -----------

                                     1276

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE+
                                                                  ---------- -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares.............................    239,273 $   239,273
                                                                             -----------

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                  ----------
                                                                    (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S) @DFA Short Term Investment Fund..............................  7,153,436   7,153,436
        @Repurchase Agreement, JPMorgan Securities LLC
          0.21%, 05/01/12 (Collateralized by $225,841 FNMA,
          rates ranging from 2.000% to 6.331%(r),
          maturities ranging from 01/01/19 to 09/01/45,
          valued at $226,541) to be repurchased at $219,263       $      219     219,262
                                                                             -----------
TOTAL SECURITIES LENDING COLLATERAL..............................              7,372,698
                                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $86,515,218)............................................            $87,141,704
                                                                             ===========

                                     1277

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES VALUE++
                                                             ------ --------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (6.4%)
   Adelaide Brighton, Ltd...................................  6,034 $ 19,066
   AGL Energy, Ltd..........................................  1,753   27,279
   Alumina, Ltd............................................. 25,008   29,871
   Amalgamated Holdings, Ltd................................  4,182   28,116
   Amcor, Ltd...............................................  7,427   57,967
   AMP, Ltd.................................................  8,980   39,706
   APA Group, Ltd...........................................  4,462   24,161
  #APN News & Media, Ltd....................................  5,416    4,729
 #*Aquila Resources, Ltd....................................  2,666   13,357
   Asciano Group, Ltd....................................... 10,297   50,395
   ASX, Ltd.................................................  1,133   37,668
   Atlas Iron, Ltd..........................................  9,276   26,722
   Australia & New Zealand Banking Group, Ltd............... 11,146  276,123
  *Australian Agricultural Co., Ltd.........................  5,906    7,877
   Australian Infrastructure Fund........................... 11,625   26,883
   Australian Worldwide Exploration, Ltd.................... 11,677   21,067
   Automotive Holdings Group NL.............................  6,747   17,595
  #Bank of Queensland, Ltd..................................  7,352   56,791
   Beach Energy, Ltd........................................ 19,725   28,583
   Bendigo Bank, Ltd........................................  5,084   39,755
   BHP Billiton, Ltd. Sponsored ADR.........................  2,200  163,460
  #Billabong International, Ltd.............................  5,123   13,976
  *BlueScope Steel, Ltd..................................... 45,896   18,721
   Boral, Ltd............................................... 16,713   65,364
   Bradken, Ltd.............................................  1,584   12,160
   Brambles, Ltd............................................  2,733   20,506
   Brickworks, Ltd..........................................  1,710   18,530
   Cabcharge Australia, Ltd.................................  1,019    6,772
   Caltex Australia, Ltd....................................  3,088   43,994
   Campbell Brothers, Ltd...................................    595   42,220
   Challenger, Ltd..........................................  9,885   40,751
   Coca-Cola Amatil, Ltd....................................  3,099   40,111
  #Commonwealth Bank of Australia NL........................  3,519  189,825
   Computershare, Ltd.......................................  2,217   19,336
   Credit Corp. Group, Ltd..................................  1,551    9,662
   CSR, Ltd................................................. 16,074   29,069
  *Dart Energy, Ltd.........................................  1,696      501
  #David Jones, Ltd.........................................  7,232   18,621
  *Downer EDI, Ltd..........................................  7,785   29,062
   DUET Group............................................... 18,845   36,179
   DuluxGroup, Ltd..........................................  2,763    8,878
 #*Elders, Ltd..............................................  9,306    2,312
 #*Energy World Corp., Ltd.................................. 12,801    7,679
   Envestra, Ltd............................................ 35,078   28,662
 #*Fairfax Media, Ltd....................................... 54,103   38,608
  #FKP Property Group, Ltd.................................. 14,216    7,469
   Flight Centre, Ltd.......................................    646   14,133
   Goodman Fielder, Ltd..................................... 62,636   42,838
   GrainCorp, Ltd...........................................  2,702   25,870
  #GUD Holdings, Ltd........................................  1,903   16,742
  #GWA Group, Ltd...........................................  5,833   11,909
   Harvey Norman Holdings, Ltd.............................. 12,250   25,686
  *Hillgrove Resources, Ltd................................. 75,521   20,631
   Hills Holdings, Ltd......................................  5,255    6,010
   Iluka Resources, Ltd.....................................  2,000   34,937
   Incitec Pivot, Ltd....................................... 18,610   62,897
   Insurance Australia Group, Ltd........................... 25,165   92,305
   IOOF Holdings, Ltd.......................................  2,294   14,804

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
AUSTRALIA -- (Continued)
   Iress Market Technology, Ltd.............................  2,664 $ 18,624
   James Hardie Industries SE Sponsored ADR.................    600   23,421
  #JB Hi-Fi, Ltd............................................    833    8,358
  *KBL Mining, Ltd..........................................  2,746      456
  #Kingsgate Consolidated, Ltd..............................    496    3,182
   Leighton Holdings, Ltd...................................    404    8,613
   Lend Lease Group NL......................................  6,437   49,579
   MacMahon Holdings, Ltd................................... 23,515   17,026
   Macquarie Group, Ltd.....................................  3,881  116,975
   Melbourne IT, Ltd........................................  5,334   10,348
  *Metals X, Ltd. ..........................................  2,482      542
   Metcash, Ltd.............................................  7,942   32,676
   Mincor Resources NL......................................  4,393    3,176
  *Mineral Deposits, Ltd....................................  3,452   21,478
  #Monadelphous Group, Ltd..................................  1,313   31,587
   Mount Gibson Iron, Ltd...................................  8,762   10,007
  *Murchison Metals, Ltd....................................  4,058    1,970
   Myer Holdings, Ltd.......................................  9,820   23,940
   National Australia Bank, Ltd............................. 10,974  286,853
   Navitas, Ltd.............................................  5,275   21,573
  *Newcrest Mining, Ltd.....................................  1,395   38,014
   Nufarm, Ltd..............................................  5,093   25,922
   Oil Search, Ltd..........................................  2,655   20,155
   OneSteel, Ltd............................................ 16,070   21,531
   Orica, Ltd...............................................  1,594   44,360
   Origin Energy, Ltd.......................................  7,425  102,012
   OZ Minerals, Ltd.........................................  2,017   19,421
   Pacific Brands, Ltd...................................... 16,041   10,233
 #*Paladin Energy, Ltd......................................  5,796    9,499
   Panoramic Resources, Ltd.................................  3,668    4,108
   Peet, Ltd................................................  6,007    5,277
  *Perilya, Ltd............................................. 55,058   22,146
   Perpetual Trustees Australia, Ltd........................    334    8,811
   PMP, Ltd................................................. 15,111    8,267
   Premier Investments, Ltd.................................  1,327    7,391
  *Prime Aet&D Holdings No.1, Ltd...........................      1       --
   Programmed Maintenance Service, Ltd......................  6,629   17,641
  *Qantas Airways, Ltd...................................... 25,039   42,446
   QBE Insurance Group, Ltd.................................  2,126   30,504
  *Ramelius Resources, Ltd.................................. 23,490   18,720
   RCR Tomlinson, Ltd.......................................  7,109   14,664
   Reece Australia, Ltd.....................................    772   14,899
   Rio Tinto, Ltd...........................................  1,280   87,584
  *Roc Oil Co., Ltd......................................... 10,705    4,429
   SAI Global, Ltd..........................................  5,683   30,995
  #Salmat, Ltd..............................................  4,935   11,376
   Santos, Ltd..............................................  5,642   81,848
   Seek, Ltd................................................    819    6,057
   Seven Group Holdings, Ltd................................  3,972   41,646
   Seven West Media, Ltd....................................  2,372    7,294
  *Silex System, Ltd........................................  1,790    6,857
   Sims Metal Management, Ltd...............................  4,273   63,311
   Southern Cross Media Group, Ltd.......................... 18,980   26,370
   Spark Infrastructure Group, Ltd..........................  8,923   13,456
   Spotless Group, Ltd......................................  8,895   23,726
  *St. Barbara, Ltd.........................................  2,817    6,677
  *Straits Resources, Ltd...................................  6,014    4,868
   Suncorp Group, Ltd....................................... 15,346  129,403
  *Sunland Group, Ltd.......................................  7,830    6,237
   Telstra Corp., Ltd.......................................  7,576   27,933
  #Ten Network Holdings, Ltd................................  8,071    6,772

                                     1279

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
AUSTRALIA -- (Continued)
   Toll Holdings, Ltd....................................... 12,022 $   72,867
   Transfield Services, Ltd................................. 16,892     39,837
   Transurban Group, Ltd....................................  5,036     30,750
   UGL, Ltd ................................................  2,473     33,519
   Village Roadshow, Ltd....................................  4,000     13,486
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 46,180     19,137
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 46,180        241
   Washington H. Soul Pattinson & Co., Ltd..................  2,825     40,648
   Wesfarmers, Ltd..........................................  5,008    157,260
   Westpac Banking Corp.....................................  5,582    131,547
  #Westpac Banking Corp. Sponsored ADR......................  1,800    213,138
   Whitehaven Coal, Ltd.....................................  1,338      7,366
   WHK Group, Ltd...........................................  9,975      9,261
   Woodside Petroleum, Ltd..................................    671     24,266
   Woolworths, Ltd..........................................  1,333     35,943
                                                                    ----------
TOTAL AUSTRALIA.............................................         4,707,411
                                                                    ----------
AUSTRIA -- (0.5%)
   Agrana Beteiligungs AG...................................    195     21,921
   Andritz AG...............................................    668     34,993
  *A-TEC Industries AG......................................    464         --
   Erste Group Bank AG......................................  2,853     65,788
  *Immofinanz Immobilien Anlagen AG.........................  2,759      9,714
   Oesterreichischen Post AG................................    380     13,479
  #OMV AG...................................................  1,301     44,008
   Raiffeisen Bank International AG.........................    581     19,332
  #RHI AG...................................................    422     11,130
   Schoeller-Bleckmann Oilfield Equipment AG................    121     10,799
   Telekom Austria AG.......................................  2,696     29,582
   Verbund AG...............................................    290      8,127
   Vienna Insurance Group AG Wiener Versicherung Gruppe.....    762     31,029
   Voestalpine AG...........................................    975     31,762
   Wienerberger AG..........................................  1,876     21,920
   Zumtobel AG..............................................    642      8,844
                                                                    ----------
TOTAL AUSTRIA...............................................           362,428
                                                                    ----------
BELGIUM -- (0.7%)
   Ackermans & van Haaren NV................................    459     39,366
  #Ageas SA................................................. 34,347     62,588
   Banque Nationale de Belgique SA..........................      6     17,478
   Barco NV.................................................    411     27,285
   Bekaert NV...............................................    568     16,870
   Belgacom SA..............................................    497     14,122
   Compagnie d'Entreprises SA...............................    220     12,692
   Compagnie Maritime Belge SA..............................    293      6,822
   Delhaize Group SA Sponsored ADR..........................  1,100     53,581
 #*Dexia SA.................................................  9,412      2,376
   D'ieteren SA.............................................    477     21,060
   Elia System Operator SA..................................    591     25,278
  *Euronav SA...............................................    852      7,956
   EVS Broadcast Equipment SA...............................    132      6,616
   Exmar NV.................................................    649      5,024
   KBC Groep NV.............................................  1,299     25,184
  *Kinepolis Group NV.......................................    280     26,084
  *Mobistar SA..............................................    266     10,072
   Nyrstar NV...............................................  1,426     11,715
   Sipef NV.................................................     98      9,040
   Solvay SA................................................    202     24,607
   Telenet Group Holding NV.................................    699     30,013
   Tessenderlo Chemie NV....................................    947     30,022

                                     1280

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
BELGIUM -- (Continued)
  #Umicore SA...............................................    581     $ 31,550
                                                                        --------
TOTAL BELGIUM...............................................             517,401
                                                                        --------
CANADA -- (10.4%)
  *Absolute Software Corp...................................    500        3,371
  *Advantage Oil & Gas, Ltd.................................    500        1,569
   Aecon Group, Inc.........................................    700        9,467
   AGF Management, Ltd. Class B.............................    962       13,293
   Agnico-Eagle Mines, Ltd..................................    802       32,036
   Agrium, Inc..............................................  1,300      114,517
   Alamos Gold, Inc.........................................  1,800       32,944
  *Alexco Resource Corp.....................................  3,400       21,615
   Algonquin Power & Utilities Corp.........................  3,600       23,141
   Alimentation Couche-Taro, Inc. Class B...................    800       34,702
   AltaGas, Ltd.............................................    800       25,891
   Amerigo Resources, Ltd...................................  6,500        5,330
  *Angle Energy, Inc........................................  2,180       11,034
  *Antrim Energy, Inc.......................................  3,100        2,605
   ARC Resources, Ltd.......................................  1,900       39,121
  *Argonaut Gold, Inc.......................................    172        1,405
   Astral Media, Inc. Class A...............................    900       44,478
   Atco, Ltd. Class I.......................................    400       29,600
  *AuRico Gold, Inc.........................................  2,609       23,981
  *Ballard Power Systems, Inc...............................  2,600        3,737
  #Bank of Montreal.........................................  3,935      233,706
   Bank of Nova Scotia......................................  4,072      225,890
   Barrick Gold Corp........................................  2,100       84,948
   Baytex Energy Corp.......................................    400       21,141
   BCE, Inc.................................................    118        4,780
   Bell Aliant, Inc.........................................    700       18,537
  *Bellatrix Exploration, Ltd...............................    986        4,182
  *Birchcliff Energy, Ltd...................................    900        6,168
  #Bombardier, Inc. Class B.................................  7,800       33,005
   Bonavista Energy Corp....................................    671       12,104
   Brookfield Asset Management, Inc. Class A................  1,400       46,201
  #Brookfield Properties Corp...............................  1,200       21,732
   CAE, Inc.................................................  3,740       40,889
   Calfrac Well Services, Ltd...............................    300        8,230
   Cameco Corp..............................................  3,700       81,877
   Canaccord Financial, Inc. (B01R1T5)......................  1,100        8,686
  *Canaccord Financial, Inc. (BoBV8K7)......................    569        4,392
   Canada Bread Co., Ltd....................................    400       19,234
  #Canadian Imperial Bank of Commerce.......................  1,527      115,207
   Canadian National Railway Co., Ltd.......................    600       51,202
   Canadian National Resources, Ltd.........................  4,200      145,917
   Canadian Oil Sands, Ltd..................................    640       14,143
   Canadian Pacific Railway, Ltd............................    800       61,912
  #Canadian Tire Corp. Class A..............................    900       62,946
   Canadian Utilities, Ltd. Class A.........................    300       21,134
   Canadian Western Bank....................................  1,200       34,851
   Canam Group, Inc. Class A................................  1,300        6,527
  *Canfor Corp..............................................    830        9,091
   Capital Power Corp.......................................    200        4,742
   Cascades, Inc............................................  2,400       10,301
  *Catalyst Paper Corp...................................... 11,600           12
   CCL Industries, Inc. Class B.............................    700       26,828
  *Celestica, Inc...........................................  5,200       46,586
  *Celtic Exploration, Ltd..................................  1,400       20,521
   Cenovus Energy, Inc......................................  1,090       39,557
  *CGI Group, Inc. Class A..................................    900       20,198
  *Chinook Energy, Inc......................................     61           82

                                     1281

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
CANADA -- (Continued)
   CI Financial Corp........................................    600     $ 14,365
   Cineplex, Inc............................................    300        9,135
  *Clarke, Inc..............................................  1,100        4,655
   Cogeco Cable, Inc........................................    200        9,921
  *Compton Petroleum Corp...................................      7           11
  *Connacher Oil & Gas, Ltd.................................  5,200        4,527
 #*Corridor Resources, Inc..................................    500          390
  #Corus Entertainment, Inc. Class B........................  1,500       36,989
  *Cott Corp................................................    300        1,953
   Crescent Point Energy Corp...............................    500       21,845
  *Crew Energy, Inc.........................................  1,200        8,503
   Davis & Henderson Corp...................................    584       11,197
  *Denison Mines Corp.......................................  4,500        8,245
   Dollarama, Inc...........................................    350       19,480
   Dorel Industries, Inc. Class B...........................    500       15,129
  *DragonWave, Inc..........................................  1,657        6,575
  *Dundee Precious Metals, Inc..............................  2,800       21,797
  *Eastern Platinum, Ltd.................................... 16,800        6,462
   E-L Financial Corp., Ltd.................................     34       14,542
   Eldorado Gold Corp.......................................  3,104       43,990
  #Emera, Inc...............................................    100        3,539
   Empire Co., Ltd. Class A.................................    300       17,657
   Enbridge Income Fund Holdings, Inc.......................  1,000       22,595
  #Enbridge, Inc............................................  1,248       52,290
   Encana Corp..............................................  3,890       81,474
   Enerflex, Ltd............................................    600        7,416
   Enerplus Corp............................................  1,585       29,330
   Ensign Energy Services, Inc..............................  2,800       40,476
   Equitable Group, Inc.....................................    500       14,643
  *Etrion Corp..............................................  1,369          589
  *Fairborne Energy, Ltd....................................  1,000        1,852
   Fairfax Financial Holdings, Ltd..........................    200       81,994
   Finning International, Inc...............................    800       22,352
   First Capital Realty, Inc................................    100        1,861
   First Quantum Minerals, Ltd..............................  2,105       43,726
  *FirstService Corp........................................    400       10,933
  *Flint Energy Services, Ltd...............................    400       10,087
  *Forsys Metals Corp.......................................  4,100        4,067
  #Fortis, Inc..............................................    900       31,213
   Genivar, Inc.............................................    300        8,072
   Genworth MI Canada, Inc..................................    289        6,006
   George Weston, Ltd.......................................    400       25,563
   Gildan Activewear, Inc...................................  1,409       40,579
   Goldcorp, Inc............................................  3,938      150,807
  *Golden Star Resources, Ltd...............................  8,100       12,463
  *Gran Tierra Energy, Inc..................................  2,679       17,275
 #*Great Basin Gold, Ltd....................................  5,600        3,912
   Great-West Lifeco, Inc...................................  1,400       35,430
   Groupe Aeroplan, Inc.....................................  5,560       71,480
  *Guide Exploration, Ltd. Class A..........................  1,500        3,022
  *Hanfeng Evergreen, Inc...................................  1,400        3,557
  *Harry Winston Diamond Corp...............................    500        7,137
   Home Capital Group, Inc..................................    400       19,460
   HudBay Minerals, Inc.....................................  2,300       24,214
  #Husky Energy, Inc........................................  1,600       41,739
   IAMGOLD Corp.............................................  2,605       32,304
   IGM Financial, Inc.......................................    400       18,768
 #*Imax Corp................................................    200        4,788
  *Imperial Metals Corp.....................................  2,400       37,172
   Imperial Oil, Ltd........................................    600       27,933
   Industrial Alliance Insurance & Financial Services, Inc..  2,200       70,152

                                     1282

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
CANADA -- (Continued)
   Inmet Mining Corp........................................    700     $ 38,506
   Intact Financial Corp....................................    600       38,739
  *Intermap Technologies, Ltd...............................  1,800          547
  *International Forest Products, Ltd. Class A..............  2,000        9,516
 #*International Minerals Corp..............................    500        2,683
 #*Ivanhoe Energy, Inc......................................  3,900        3,514
  *Ivanhoe Mines, Ltd.......................................  1,725       20,134
 #*Jaguar Mining, Inc.......................................  3,400        9,465
   Just Energy Group, Inc...................................  2,100       27,614
   Killam Properties, Inc...................................  1,172       15,969
  *Kingsway Financial Services, Inc.........................  1,700        1,136
   Kinross Gold Corp........................................  5,881       52,687
  *Kirkland Lake Gold, Inc..................................    500        6,529
  *La Mancha Resources, Inc.................................  1,000        2,885
  *Labrador Iron Mines Holdings, Ltd........................  4,500       21,137
   Laurentian Bank of Canada................................    400       17,829
  *Legacy Oil & Gas, Inc....................................  2,637       23,010
   Leon's Furniture, Ltd....................................    400        4,863
   Linamar Corp.............................................  1,500       29,655
  #Loblaw Cos., Ltd.........................................  1,300       43,888
  *Lundin Mining Corp.......................................  9,000       43,731
   MacDonald Dettweiler & Associates, Ltd...................    366       16,621
   Magna International, Inc.................................  2,400      105,174
   Major Drilling Group International, Inc..................    900       13,511
   Manitoba Telecom Services, Inc...........................    500       17,361
   Manulife Financial Corp.................................. 10,200      139,497
   Maple Leaf Foods, Inc....................................  2,300       30,058
  *Martinrea International, Inc.............................  3,400       31,974
  *Maxim Power Corp.........................................  1,600        3,774
  *MEG Energy Corp..........................................    243       10,580
  *Mega Uranium, Ltd........................................  1,500          349
   Methanex Corp............................................  2,179       76,718
   Metro, Inc...............................................  1,000       55,170
   MI Developments, Inc.....................................    606       21,422
   Morneau Shepell, Inc.....................................    111        1,329
   Mullen Group, Ltd........................................    200        4,333
   NAL Energy Corp..........................................  2,410       18,492
   National Bank of Canada..................................  1,200       93,658
  *New Gold, Inc............................................  1,500       13,650
   Nexen, Inc...............................................  5,131       99,156
   Niko Resources, Ltd......................................    200        8,426
  *Norbord, Inc.............................................    330        3,805
 #*North American Palladium, Ltd............................  2,000        6,033
   Northland Power, Inc.....................................  1,200       21,440
  *Nuvista Energy, Ltd......................................    600        1,907
  *OceanaGold Corp..........................................  6,600       15,233
  *Open Range Energy Corp...................................  3,000        3,644
  *Open Text Corp...........................................    600       33,637
   Pacific Rubiales Energy Corp.............................  1,900       54,508
   Pan American Silver Corp.................................  1,530       29,757
  *Paramount Resources, Ltd. Class A........................    600       16,199
   Pason Systems, Inc.......................................    300        3,908
  *Pembina Pipeline Corp....................................    300        9,074
   Pengrowth Energy Corp....................................  2,827       25,413
   Penn West Petroleum, Ltd.................................  4,010       68,724
   PetroBakken Energy, Ltd. Class A.........................  1,420       20,556
  *Petrobank Energy & Resources, Ltd........................    500        7,167
   Petrominerales, Ltd......................................    681        9,961
  *Pilot Gold, Inc..........................................    333          428
   Poseidon Concepts Corp...................................  2,652       34,444
   Potash Corp. of Saskatchewan, Inc........................    900       38,265

                                     1283

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------    --------
CANADA -- (Continued)
  *Precision Drilling Corp.................................. 2,400     $ 22,109
   Progress Energy Resources Corp........................... 2,567       28,246
   Progressive Waste Solutions, Ltd......................... 1,163       25,230
   Quebecor, Inc. Class B................................... 1,200       47,169
  *Ram Power Corp........................................... 9,500        3,174
   Reitmans Canada, Ltd. Class A............................   500        7,693
  *Research In Motion, Ltd.................................. 3,458       49,462
   Rogers Communications, Inc. Class B......................   600       22,394
   Rogers Sugar, Inc........................................   100          563
   RONA, Inc................................................ 3,000       32,191
   Royal Bank of Canada..................................... 5,951      343,921
  #Russel Metals, Inc....................................... 1,700       46,654
  #Saputo, Inc..............................................   800       37,390
  *Savanna Energy Services Corp............................. 1,200        9,281
  *Secure Energy Services, Inc..............................   840        6,582
   SEMAFO, Inc.............................................. 4,000       20,327
   ShawCor, Ltd. Class A.................................... 1,000       32,343
   Sherritt International Corp.............................. 3,700       21,162
  *Shore Gold, Inc.......................................... 5,600        1,531
  *Sierra Wireless, Inc.....................................   900        6,122
  *Silver Standard Resources, Inc...........................   400        5,778
   Silver Wheaton Corp...................................... 1,000       30,531
 #*Sino-Forest Corp......................................... 4,400        6,050
  #SNC-Lavalin Group, Inc...................................   600       22,558
  *Southern Pacific Resource Corp...........................   600          954
  *Sprott Resource Corp.....................................   700        2,919
   Sprott Resource Lending Corp............................. 7,300       11,232
  #Stantec, Inc.............................................   500       16,333
   Student Transportation, Inc.............................. 1,627       11,084
   Suncor Energy, Inc....................................... 8,501      280,799
  *SunOpta, Inc.............................................   300        1,761
   Talisman Energy, Inc..................................... 7,200       94,168
  *Taseko Mines, Ltd........................................ 4,300       14,887
   Teck Resources, Ltd. Class B............................. 2,837      105,858
   Telus Corp...............................................   400       24,016
  #Telus Corp. Non-Voting...................................   505       29,635
  *Teranga Gold Corp........................................ 6,408       14,623
  *Thompson Creek Metals Co., Inc........................... 1,300        7,751
   Thomson Reuters Corp..................................... 2,357       70,434
   Tim Hortons, Inc.........................................   400       23,089
   TMX Group, Inc........................................... 1,100       50,220
  #Toromont Industries, Ltd.................................   600       13,447
   Toronto Dominion Bank.................................... 4,400      371,874
   Torstar Corp. Class B....................................   500        5,193
  #TransAlta Corp........................................... 2,300       38,137
   TransCanada Corp......................................... 3,265      143,642
   Transcontinental, Inc. Class A........................... 1,600       18,723
   TransForce, Inc..........................................   100        1,809
  *TransGlobe Energy Corp...................................   400        5,491
 #*Trican Well Service, Ltd................................. 2,600       37,611
   Trinidad Drilling, Ltd................................... 2,300       14,901
  *UEX Corp.................................................   300          213
   Uni-Select, Inc..........................................   300        8,740
  *Uranium One, Inc......................................... 7,700       22,371
   Veresen, Inc............................................. 1,400       21,386
   Vermilion Energy, Inc....................................   200        9,698
   Viterra, Inc............................................. 6,257      100,773
   Wesdome Gold Mines, Ltd.................................. 8,700       11,713
   West Fraser Timber Co., Ltd.............................. 1,200       52,757
  *Whitecap Resources, Inc..................................   764        6,883
   Wi-Lan, Inc.............................................. 2,661       15,273

                                     1284

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
CANADA -- (Continued)
   Winpak, Ltd..............................................  1,142     $   17,641
   Yamana Gold, Inc.........................................  7,388        108,369
                                                                        ----------
TOTAL CANADA................................................             7,635,196
                                                                        ----------
DENMARK -- (0.6%)
  *A.P. Moeller-Maersk A.S. Series A........................      2         14,918
   A.P. Moeller-Maersk A.S. Series B........................      8         62,640
  *Alm. Brand A.S...........................................  3,000          6,034
   Auriga Industries A.S. Series B..........................    600          7,952
 #*Bang & Olufsen Holdings A.S..............................    670          8,173
   D/S Norden A.S...........................................    792         22,478
  *Danske Bank A.S..........................................  4,726         76,802
   DSV A.S..................................................    634         14,458
   East Asiatic Co., Ltd. A.S...............................    400         11,009
   FLSmidth & Co. A.S.......................................    581         40,898
  *Jyske Bank A.S...........................................  1,537         48,161
  #NKT Holding A.S..........................................    350         17,080
   Novozymes A.S. Series B..................................    750         19,682
  *Pandora A.S..............................................    434          4,585
   Ringkjoebing Landbobank A.S..............................     78          9,787
   Rockwool International A.S. Series B.....................     60          5,725
   Schouw & Co. A.S.........................................    300          6,808
   SimCorp A.S..............................................     60         10,703
   Solar Holdings A.S. Series B.............................    125          6,742
  *Spar Nord Bank A.S.......................................  1,200          5,084
  *Sydbank A.S..............................................  1,000         17,392
   TDC A.S..................................................  1,320          9,462
  *Topdanmark A.S...........................................    155         26,593
  *Torm A.S. ADR............................................    500            184
   Tryg A.S.................................................    193         10,776
 #*Vestas Wind Systems A.S..................................    350          3,085
  *Vestjysk Bank A.S........................................    250            710
                                                                        ----------
TOTAL DENMARK...............................................               467,921
                                                                        ----------
FINLAND -- (1.4%)
  *Ahlstrom Oyj.............................................    445          8,039
   Alma Media Oyj...........................................  1,213          8,220
   Amer Sports Oyj..........................................  2,045         29,096
   Atria P.L.C..............................................    595          4,755
   Cargotec Oyj Series B....................................    426         14,668
   Cramo Oyj................................................    564          8,648
   Elisa Oyj................................................  2,250         50,741
  *Finnair Oyj..............................................  1,332          3,842
   Fiskars Oyj Abp..........................................    531         11,357
   Fortum Oyj...............................................    939         20,197
  #Huhtamaki Oyj............................................  1,038         16,473
   KCI Konecranes Oyj.......................................    758         23,092
  #Kemira Oyj...............................................  1,641         20,824
  #Kesko Oyj Series B.......................................  1,560         41,726
   Kone Oyj Series B........................................    669         41,400
   Lassila & Tikanoja Oyj...................................    596          8,394
 #*Mesta Board Oyj..........................................  1,433          3,943
   Metso Oyj Sponsored ADR..................................    700         29,960
   Neste Oil Oyj............................................  2,609         30,873
 #*Nokia Oyj................................................  5,277         19,112
  #Nokia Oyj Sponsored ADR..................................  5,300         19,345
   Nokian Renkaat Oyj.......................................    403         19,131
 #*Outokumpu Oyj............................................ 29,720         48,351
  #Pohjola Bank P.L.C. Series A.............................  2,735         29,434
   Poyry Oyj................................................    726          5,804
   Raisio P.L.C. Series V...................................  7,337         23,611

                                     1285

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------    ----------
FINLAND -- (Continued)
   Ramirent Oyj............................................. 1,350     $   12,742
  #Rautaruukki Oyj Series K................................. 1,270         11,976
  *Ruukki Group Oyj......................................... 3,453          3,879
   Sampo Oyj Series A....................................... 3,883        103,385
 #*Sanoma Oyj............................................... 2,100         21,960
   Stockmann Oyj Abp Series A............................... 1,273         29,804
  #Stockmann Oyj Abp Series B...............................   646         14,456
   Stora Enso Oyj Sponsored ADR............................. 9,200         62,652
  #Tieto Oyj................................................ 1,055         18,579
   Tikkurila Oyj............................................   410          8,329
   UPM-Kymmene Oyj Sponsored ADR............................ 7,100         90,454
  #Uponor Oyj Series A......................................   782         10,234
   Vaisala Oyj Series A.....................................   214          4,551
   Wartsila OYJ Abp......................................... 1,126         45,628
   Yit Oyj.................................................. 1,551         33,332
                                                                       ----------
TOTAL FINLAND...............................................            1,012,997
                                                                       ----------
FRANCE -- (5.8%)
   Accor SA................................................. 1,049         36,275
   Aeroports de Paris SA....................................   265         22,302
 #*Air France-KLM........................................... 4,185         20,111
   Air Liquide SA...........................................   471         60,583
 #*Alcatel-Lucent SA........................................ 8,068         12,407
  *Alcatel-Lucent SA Sponsored ADR.......................... 4,700          7,097
   Alstom SA................................................   858         30,686
   Alten, Ltd...............................................   785         22,839
  *Altran Technologies SA................................... 3,293         19,389
  #April SA.................................................   199          3,727
   Arkema SA................................................   904         80,175
   Assystem.................................................   430          9,098
   AtoS SA..................................................   744         47,944
  #AXA SA................................................... 2,298         32,655
   AXA SA Sponsored ADR..................................... 4,900         69,433
   BNP Paribas SA........................................... 5,385        217,335
   Bollore SA...............................................    75         16,256
   Bonduelle SCA............................................   293         28,243
   Bongrain SA..............................................   259         16,460
   Bourbon SA...............................................   771         22,583
 #*Bouygues SA.............................................. 2,119         57,814
   Cap Gemini SA............................................ 1,381         53,952
   Carrefour SA............................................. 1,384         27,800
   Casino Guichard Perrachon SA.............................   515         50,598
   Cegid Group..............................................   257          5,136
  #Christian Dior SA........................................    70         10,555
   Cie de Saint-Gobain SA................................... 2,596        108,994
  *Cie Generale de Geophysique--Veritas SA Sponsored ADR.... 3,000         86,280
   Cie Generale des Etablissements Michelin SA Series B..... 1,697        126,821
  #Ciments Francais SA......................................   162         10,386
  *Club Mediterranee SA.....................................   316          6,060
   CNP Assurances SA........................................ 1,607         22,563
   Credit Agricole SA....................................... 7,316         37,660
   Danone SA................................................   787         55,404
   Dassault Systemes SA.....................................   280         27,171
   Derichebourg SA.......................................... 2,685          7,954
   Edenred SA...............................................   877         28,018
  *Eiffage SA...............................................   799         27,199
   Electricite de France SA.................................   694         14,703
   Esso SA Francaise........................................    76          6,278
   Establissements Maurel et Prom SA........................ 1,811         30,161
   Euler Hermes SA..........................................   509         36,073
  *Euro Disney SCA..........................................   810          4,358

                                     1286

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
FRANCE -- (Continued)
   European Aeronautic Defence & Space Co. SA...............  1,762     $ 69,632
   Eutelsat Communications SA...............................    458       16,307
   Faurecia SA..............................................    660       14,182
   France Telecom SA Sponsored ADR..........................  7,400      102,564
   GDF Suez SA..............................................  5,950      136,994
   Gemalto NV...............................................  1,352      100,716
   Groupe Eurotunnel SA.....................................  6,043       50,843
   Groupe Steria SCA........................................    727       14,396
   Guyenne et Gascogne SA...................................    100       10,761
  #Havas SA.................................................  7,086       40,108
   Hermes International SA..................................    125       44,180
   Imerys SA................................................    535       30,484
   Ingenico SA..............................................    449       23,618
   Ipsos SA.................................................    330       10,704
  *JCDecaux SA..............................................    360       10,220
   Lafarge SA...............................................    439       17,159
  #Lafarge SA Sponsored ADR.................................  5,400       52,542
  #Lagardere SCA............................................  2,488       75,444
   Legrand SA...............................................    952       32,138
  #L'Oreal SA...............................................    377       45,382
   M6 Metropole Television SA...............................  1,252       19,236
  *Manitou BF...............................................    989       21,703
  *Maurel & Prom Nigeria SA.................................  1,811        5,034
   Mersen SA................................................    561       18,595
   Natixis SA............................................... 12,923       39,395
   Neopost SA...............................................    452       26,014
   Nexans SA................................................    414       20,749
   Nexity SA................................................  1,096       31,211
   Norbert Dentressangle SA.................................    187       15,482
  *NRJ Group SA.............................................    928        7,274
   PagesJaunes Groupe SA....................................  1,400        4,019
  #Peugeot SA...............................................  1,738       20,873
   Pierre & Vacances SA.....................................    114        3,390
   Plastic Omnium SA........................................  1,116       29,192
  #PPR SA...................................................    331       55,393
   Publicis Groupe SA ADR...................................  1,300       33,527
   Rallye SA................................................    367       12,256
   Renault SA...............................................  2,388      108,632
   Rexel SA.................................................  1,827       38,224
   Rubis SA.................................................    392       21,318
  *SA des Ciments Vicat.....................................    188       10,803
   Safran SA................................................  1,095       40,586
   Saft Groupe SA...........................................    295        8,145
   Schneider Electric SA....................................  1,246       76,748
   SCOR SE..................................................  3,048       80,582
   SEB SA...................................................    276       22,011
   Sechilienne SA...........................................    191        2,916
   Sequana SA...............................................    438        2,043
   Societe BIC SA...........................................    279       30,733
   Societe d'Edition de Canal Plus SA.......................    972        5,510
   Societe Generale SA......................................  4,077       96,520
 #*Societe Television Francaise 1 SA........................  1,498       14,510
   Sodexo SA................................................    118        9,401
 #*Soitec SA................................................  1,246        5,280
   Somfy SA.................................................     74       15,578
   Stef SA..................................................    282       14,704
   STMicroelectronics NV ADR................................  6,800       39,304
   Suez Environnement SA....................................  1,699       23,966
  *Technicolor SA...........................................  1,546        3,273
   Technip SA ADR...........................................  1,900       53,922
   Teleperformance SA.......................................    805       21,571

                                     1287

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
FRANCE -- (Continued)
   Thales SA................................................    513     $   17,785
   Total SA Sponsored ADR...................................  5,802        279,134
  *UbiSoft Entertainment SA.................................  1,606         11,071
   Valeo SA.................................................    790         38,851
  *Vallourec SA.............................................    750         45,166
   Veolia Environnement SA ADR..............................    600          8,730
   Vilmorin & Cie SA........................................    177         19,104
   Vinci SA.................................................    956         44,340
   Vivendi SA...............................................  6,208        114,826
   Zodiac Aerospace SA......................................    567         62,395
                                                                        ----------
TOTAL FRANCE................................................             4,266,935
                                                                        ----------
GERMANY -- (5.2%)
  *Aareal Bank AG...........................................    765         14,776
   Adidas-Salomon AG........................................    795         66,311
  *Aixtron SE Sponsored ADR.................................    300          5,493
   Allianz SE...............................................  2,833        315,996
   Aurubis AG...............................................    881         49,034
   Axel Springer AG.........................................    218          9,946
  #BASF SE..................................................  1,274        104,892
  *Bauer AG.................................................    343          8,469
   Bayerische Motoren Werke AG..............................  1,632        155,223
   Bechtle AG...............................................    202          9,099
  #Beiersdorf AG............................................    364         25,544
   Bilfinger Berger SE......................................    761         69,625
   Comdirect Bank AG........................................  1,445         16,528
  *Commerzbank AG........................................... 24,216         52,431
  *Constantin Medien AG.....................................  1,864          4,156
 #*Continental AG...........................................    461         44,712
   Daimler AG...............................................  4,466        247,110
   Deutsche Bank AG (5750355)...............................  1,143         49,621
   Deutsche Bank AG (D18190898).............................  4,600        199,594
   Deutsche Boerse AG.......................................    826         51,864
   Deutsche Lufthansa AG....................................  2,937         38,247
   Deutsche Post AG.........................................  5,606        104,686
   Deutsche Telekom AG...................................... 17,310        195,165
   Deutsche Wohnen AG.......................................    591          8,695
  *Deutz AG.................................................  2,362         16,764
   Douglas Holding AG.......................................    434         19,941
   E.ON AG..................................................    720         16,302
   E.ON AG Sponsored ADR....................................  8,830        199,470
   ElreingKlinger AG........................................    969         28,070
   Fielmann AG..............................................    139         13,472
   Fraport AG...............................................    799         51,955
   Freenet AG...............................................  1,764         30,679
   Fuchs Petrolub AG........................................    215         11,997
   GEA Group AG.............................................    911         30,088
   GFK SE...................................................    703         37,357
  *Gildemeister AG..........................................    470          9,631
   Grenkeleasing AG.........................................    247         16,480
  #Hannover Rueckversicherung AG............................    675         40,849
 #*Heidelberger Druckmaschinen AG...........................  4,410          7,710
  #Heidelberger Zement AG...................................  1,087         59,812
   Henkel AG & Co. KGaA.....................................    615         37,657
  #Hochtief AG..............................................    402         23,580
   Indus Holding AG.........................................    565         17,610
   Infineon Technologies AG ADR.............................  4,980         49,601
 #*IVG Immobilien AG........................................  4,240          9,821
  *Jenoptik AG..............................................    847          6,976
  *K+S AG...................................................    518         25,890
  *Kabel Deutschland Holding AG.............................    599         37,763

                                     1288

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
GERMANY -- (Continued)
   Kloeckner & Co. SE.......................................  2,316     $   31,521
   Kontron AG...............................................  1,112          8,054
  #Krones AG................................................    594         32,916
 #*Kuka AG..................................................    521         12,408
   KWS Saat AG..............................................     62         16,543
   Lanxess AG...............................................    735         58,518
   Leoni AG.................................................    483         24,822
   Linde AG.................................................    361         61,790
   MAN SE...................................................    252         31,856
   Metro AG.................................................    663         21,405
   MLP AG...................................................    505          4,272
   MTU Aero Engines Holding AG..............................    322         27,131
  #Munchener Rueckversicherungs-Gesellschaft AG.............  1,116        162,099
   MVV Energie AG...........................................    213          6,729
  *Nordex SE................................................    312          1,388
  *Pfleiderer AG............................................  1,233            251
   Praktiker AG.............................................  3,222          7,218
   Puma SE..................................................     28          9,826
  #Rational AG..............................................     59         15,087
   Rheinmetall AG...........................................    925         51,980
  *RWE AG...................................................  2,212         95,087
  #Salzgitter AG............................................    919         48,168
   SAP AG Sponsored ADR.....................................  1,200         79,548
 #*SGL Carbon SE............................................    525         23,995
   Siemens AG...............................................  1,026         95,233
 #*Singulus Technologies AG.................................  2,333          7,569
  *Sky Deutschland AG.......................................  6,216         15,916
  #Solarworld AG............................................    399            841
   Suedzucker AG............................................    686         20,890
   Symrise AG...............................................  1,144         33,155
  *TAG Immobilien AG........................................    756          7,508
   ThyssenKrupp AG..........................................  3,676         87,177
  *TUI AG...................................................  4,500         32,909
   United Internet AG.......................................  1,164         23,035
  #Volkswagen AG............................................    192         32,798
   Vossloh AG...............................................     60          5,855
   Wacker Chemie AG.........................................     83          6,693
   Wincor Nixdorf AG........................................    382         14,821
                                                                        ----------
TOTAL GERMANY...............................................             3,863,704
                                                                        ----------
GREECE -- (0.3%)
  *Agricultural Bank of Greece S.A..........................    318             83
  *Alpha Bank A.E...........................................  8,245         11,569
  *Anek Lines S.A...........................................  1,322            170
   Bank of Greece S.A.......................................    518          9,274
   Coca-Cola Hellenic Bottling Co. S.A......................     60          1,192
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.................    750         14,760
  *EFG Eurobank Ergasias S.A................................  8,392          6,683
   Ellaktor S.A.............................................  4,143          6,751
   EYDAP Athens Water Supply & Sewage Co. S.A...............    690          3,562
  *Folli Follie Group S.A...................................    300          2,782
  *Fourlis Holdings S.A.....................................    501            789
   Frigoglass S.A...........................................    702          4,466
   GEK Terna S.A............................................  1,957          2,149
  *Geniki Bank S.A..........................................    535            153
  *Halkor S.A...............................................  3,691          2,046
   Hellenic Exchanges S.A...................................    626          2,171
   Hellenic Petroleum S.A...................................  3,652         26,842
  *Hellenic Telecommunication Organization Co. S.A..........  1,098          3,584
   JUMBO S.A................................................    839          4,077
  *Marfin Investment Group Holdings S.A..................... 22,347          8,755

                                     1289

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CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
GREECE -- (Continued)
   Metka S.A................................................     797     $  8,760
  *Michaniki S.A............................................   2,081          469
   Motor Oil (Hellas) Corinth Refineries S.A................     491        4,029
  *Mytilineos Holdings S.A..................................   3,029       10,345
  *National Bank of Greece S.A..............................   1,443        3,220
  *National Bank of Greece S.A. ADR.........................   5,116       11,664
  *Nirefs Acquaculture S.A..................................   2,998        1,828
  *Piraeus Bank S.A.........................................  28,240        9,710
  *Proton Bank S.A..........................................   2,311           --
   Public Power Corp. S.A...................................     802        2,697
  *Sidenor Steel Products Manufacturing Co. S.A.............   2,131        2,609
  *T Bank S.A...............................................   8,910          566
   Titan Cement Co. S.A.....................................   1,951       37,856
  *TT Hellenic Postbank S.A.................................   3,006        1,593
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......   1,602        6,533
                                                                         --------
TOTAL GREECE................................................              213,737
                                                                         --------
HONG KONG -- (2.1%)
   Allied Properties (H.K.), Ltd............................  85,888       11,258
   Associated International Hotels, Ltd.....................   6,000       12,750
   Bank of East Asia, Ltd...................................   6,464       24,093
   Cafe de Coral Holdings, Ltd..............................  10,000       27,394
   Cathay Pacific Airways, Ltd..............................  12,000       20,302
   Century City International Holdings, Ltd................. 110,000        7,768
   Cheung Kong Holdings, Ltd................................   8,000      106,006
   Cheung Kong Infrastructure Holdings, Ltd.................   2,000       11,827
  *China Billion Resources, Ltd............................. 112,480           --
  *China Energy Development Holdings, Ltd................... 176,000        2,093
   Chong Hing Bank, Ltd.....................................   8,000       14,477
   Chuang's Consortium International, Ltd...................  93,642        9,625
   CLP Holdings, Ltd........................................   5,000       42,803
   Dah Sing Financial Holdings, Ltd.........................   4,050       14,469
   Esprit Holdings, Ltd.....................................   2,500        5,124
   Far East Consortium International, Ltd...................  37,000        6,757
   First Pacific Co., Ltd...................................  33,600       36,354
  *Foxconn International Holdings, Ltd......................   8,000        3,783
   Get Nice Holdings, Ltd................................... 176,000        7,690
   Giordano International, Ltd..............................  20,000       17,363
  *Goldin Properties Holdings, Ltd..........................  24,000        9,220
  *G-Resources Group, Ltd................................... 114,000        7,325
   Guangnan Holdings, Ltd...................................  40,000        5,820
   Hang Lung Group, Ltd.....................................   8,000       49,843
   Hang Lung Properties, Ltd................................  11,000       40,512
  #Hang Seng Bank, Ltd......................................   1,400       19,172
   Henderson Land Development Co., Ltd......................  10,060       57,082
  *HKT Trust and HKT, Ltd...................................   1,478        1,149
   Hong Kong & China Gas Co., Ltd...........................   2,000        5,109
   Hong Kong & Shanghai Hotels, Ltd.........................  11,096       14,520
  #Hong Kong Exchanges & Clearing, Ltd......................   2,400       38,136
   Hopewell Holdings, Ltd...................................  10,500       28,141
   Hutchison Telecommunications Hong Kong Holdings, Ltd.....  15,000        6,665
   Johnson Electric Holdings, Ltd...........................  37,500       23,480
   Kerry Properties, Ltd....................................   5,500       24,885
   Kowloon Development Co., Ltd.............................  10,000       10,408
   Li & Fung, Ltd...........................................   2,000        4,265
   Lifestyle International Holdings, Ltd....................   4,500       10,488
  *Mongolia Energy Corp., Ltd...............................  25,000        2,084
   MTR Corp.................................................  10,553       37,428
  *New Times Energy Corp., Ltd..............................  35,700        4,424
   New World Development Co., Ltd...........................  26,889       33,402
   NWS Holdings, Ltd........................................  21,649       32,526

                                     1290

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
HONG KONG -- (Continued)
   Orient Overseas International, Ltd.......................  6,000     $   40,958
   Pacific Basin Shipping, Ltd.............................. 14,000          7,326
   PCCW, Ltd................................................ 34,000         12,669
   Pico Far East Holdings, Ltd.............................. 56,000         13,452
   Power Assets Holdings, Ltd...............................  3,500         26,176
   Regal Hotels International Holdings, Ltd................. 24,600         10,162
   Shangri-La Asia, Ltd..................................... 17,500         37,081
   Shun Tak Holdings, Ltd................................... 27,500         11,347
   Singamas Container Holdings, Ltd......................... 42,000         12,515
   Sino Land Co., Ltd....................................... 30,800         52,912
   SmarTone Telecommunications Holdings, Ltd................ 21,000         39,211
   Sun Hung Kai & Co., Ltd.................................. 32,619         16,809
   Sun Hung Kai Properties, Ltd.............................  9,000        107,916
  *Superb Summit International Timber Co., Ltd.............. 71,000          1,263
   Tai Cheung Holdings, Ltd................................. 23,000         16,299
   Techtronic Industries Co., Ltd........................... 31,000         37,208
   Television Broadcasts, Ltd...............................  4,000         29,304
   Transport International Holdings, Ltd....................  4,000          8,223
   Varitronix International, Ltd............................ 17,000          8,498
   Victory City International Holdings, Ltd................. 14,000          1,599
  #VTech Holdings, Ltd......................................  2,200         24,614
   Wharf Holdings, Ltd...................................... 14,625         86,732
   Wheelock & Co., Ltd...................................... 13,000         43,800
   Wing Hang Bank, Ltd......................................  2,000         21,204
   Yue Yuen Industrial Holdings, Ltd........................  9,500         31,692
                                                                        ----------
TOTAL HONG KONG.............................................             1,546,990
                                                                        ----------
IRELAND -- (0.4%)
  *Aer Lingus Group P.L.C...................................  4,388          5,650
   CRH P.L.C................................................  3,628         73,613
   CRH P.L.C. Sponsored ADR.................................  3,300         67,089
   DCC P.L.C................................................  1,532         38,736
   Dragon Oil P.L.C.........................................  4,125         38,899
   Glanbia P.L.C............................................    263          1,997
   Governor & Co. of the Bank of Ireland P.L.C. Sponsored
     ADR (The)..............................................    330          2,036
  *Independent News & Media P.L.C...........................  1,139            400
   Kerry Group P.L.C. Series A (0490656)....................    667         30,494
   Kerry Group P.L.C. Series A (4519579)....................    286         13,061
   Kingspan Group P.L.C. (0492793)..........................  1,183         12,342
  *Kingspan Group P.L.C. (4491235)..........................  1,108         11,605
                                                                        ----------
TOTAL IRELAND...............................................               295,922
                                                                        ----------
ISRAEL -- (0.3%)
  *Africa Israel Investments, Ltd...........................  1,269          4,810
  *AudioCodes, Ltd..........................................    614          1,460
   Bank Hapoalim B.M........................................  9,177         34,055
   Bank Leumi Le-Israel B.M.................................  9,300         29,092
   Bezeq Israeli Telecommunication Corp., Ltd...............  5,997          9,998
   Elbit Systems, Ltd.......................................    230          8,391
   Israel Chemicals, Ltd....................................  1,084         12,400
  *Israel Discount Bank, Ltd. Series A...................... 20,541         26,638
   Ituran Location & Control, Ltd...........................    538          7,356
  *Kardan Yazamut...........................................  1,340            267
  *Mellanox Technologies, Ltd...............................    437         25,106
  *Menorah Mivtachim Holdings, Ltd..........................    894          7,057
   Migdal Insurance & Financial Holding, Ltd................  7,718         11,350
   Mizrahi Tefahot Bank, Ltd................................  2,222         20,022
  *NICE Systems, Ltd. Sponsored ADR.........................    263         10,104
  *Oil Refineries, Ltd......................................  6,074          3,532
   Paz Oil Co., Ltd.........................................     43          5,856
   Phoenix Holdings, Ltd. (The).............................  1,952          4,844

                                     1291

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
ISRAEL -- (Continued)
  *Retalix, Ltd.............................................    963     $ 20,321
  *Union Bank of Israel, Ltd................................  1,193        4,235
                                                                        --------
TOTAL ISRAEL................................................             246,894
                                                                        --------
ITALY -- (2.0%)
  #A2A SpA..................................................  7,105        4,509
   ACEA SpA.................................................  1,354        7,832
 #*Arnoldo Mondadori Editore SpA............................  1,773        2,619
   Assicurazioni Generali SpA...............................  3,345       45,636
   Atlantia SpA.............................................  1,870       28,354
   Autogrill SpA............................................  1,015       10,107
   Azimut Holding SpA.......................................  1,386       13,616
  #Banca Carige SpA......................................... 17,321       18,107
  #Banca Monte Dei Paschi di Siena SpA...................... 21,946        7,807
  #Banca Piccolo Credito Valtellinese Scarl.................  4,872        7,306
   Banca Popolare dell'Emilia Romagna Scarl.................  2,302       14,143
 #*Banca Popolare dell'Etruria e del Lazio Scarl............  2,118        3,471
  #Banca Popolare di Milano Scarl........................... 75,800       37,320
  #Banca Popolare di Sondrio Scarl..........................  4,779       32,200
   Banco Popolare Scarl.....................................  9,475       14,090
   Brembo SpA...............................................  1,796       20,370
  *Buzzi Unicem SpA.........................................  1,314       13,379
  #C.I.R. SpA--Compagnie Industriali Riunite................  7,131        9,739
   Cementir Holding SpA.....................................  2,563        5,051
  #Credito Artigiano SpA....................................  1,391        1,618
   Credito Emiliano SpA.....................................  1,807        7,398
   De Longhi SpA............................................  3,442       48,524
  *Delclima SpA.............................................  3,442        2,019
   Enel SpA................................................. 13,248       43,445
   Eni SpA Sponsored ADR....................................  3,700      164,872
   ERG SpA..................................................  1,082        8,154
   Esprinet SpA.............................................  2,121        9,421
  *Fiat Industrial SpA......................................  2,621       29,754
  *Fiat SpA.................................................  4,471       21,596
   Fiat SpA Sponsored ADR...................................  1,600        7,840
  *Finmeccanica SpA.........................................  6,992       30,077
 #*Fondiaria--Sai SpA.......................................  1,930        2,376
   Geox SpA.................................................    852        2,746
   Gruppo Editoriale L'Espresso SpA.........................  3,978        5,374
   Hera SpA................................................. 14,415       21,675
   Immsi SpA................................................  4,196        3,138
   Impregilo SpA............................................ 10,237       40,453
   Interpump Group SpA......................................  1,758       15,698
   Intesa Sanpaolo SpA...................................... 47,466       71,951
   Iren SpA.................................................  8,189        5,418
  #Italcementi SpA..........................................  1,415        8,897
   Italmobiliare SpA........................................    246        4,664
   Luxottica Group SpA Sponsored ADR........................    600       21,414
  *Mediaset SpA............................................. 11,064       26,334
   Mediobanca SpA...........................................  6,902       33,744
   Mediolanum SpA...........................................  2,157        8,845
 #*Milano Assicurazioni SpA.................................  5,810        1,936
   Parmalat SpA............................................. 11,473       25,950
   Piaggio & C. SpA.........................................  2,131        6,442
   Pirelli & Co. SpA........................................  4,681       57,036
 #*Prelios SpA..............................................  7,505        1,582
 #*Premafin Finanziaria SpA................................. 10,391        3,120
   Prysmian SpA.............................................  1,062       17,299
  *Safilo Group SpA.........................................  1,177        7,723
   Saipem SpA...............................................    800       39,541
  *Saras SpA................................................  5,737        7,248

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

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CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
ITALY -- (Continued)
   Snam SpA.................................................  3,918     $   18,613
   Societa Cattolica di Assicurazioni Scrl..................    859         16,130
   Telecom Italia SpA Sponsored ADR.........................  8,020         90,786
   Tenaris SA ADR...........................................    331         12,972
   Terna Rete Elettrica Nazionale SpA.......................  9,125         33,897
   Tod's SpA................................................    244         28,114
   UniCredit SpA............................................ 24,942         99,484
   Unione di Banche Italiane ScpA........................... 11,423         42,457
  *Unipol Gruppo Finanziario SpA............................    161          4,850
                                                                        ----------
TOTAL ITALY.................................................             1,458,281
                                                                        ----------
JAPAN -- (19.6%)
   77 Bank, Ltd. (The)...................................... 10,000         39,876
   Adeka Corp...............................................  2,100         19,293
  *Aderans Co., Ltd.........................................  1,300         14,496
   Aeon Co., Ltd............................................  4,300         56,136
   Ahresty Corp.............................................  2,300         21,578
   Aica Kogyo Co., Ltd......................................  2,800         41,028
   Aichi Bank, Ltd. (The)...................................    200         11,102
   Aichi Steel Corp.........................................  4,000         19,070
   Aida Engineering, Ltd....................................  4,000         22,496
   Aiphone Co., Ltd.........................................  1,300         26,107
   Air Water, Inc...........................................  2,000         25,210
   Akita Bank, Ltd. (The)...................................  5,000         16,416
   Alpha Systems, Inc.......................................    480          6,910
   Alpine Electronics, Inc..................................  1,300         17,075
   Alps Electric Co., Ltd...................................  2,800         25,467
   Amada Co., Ltd...........................................  8,000         54,298
   Amano Corp...............................................  1,700         15,209
  #Anritsu Corp.............................................  2,000         26,095
   AOC Holdings, Inc........................................  2,200         12,270
   AOKI Holdings, Inc.......................................  1,100         21,571
   Aoyama Trading Co., Ltd..................................  1,800         37,137
   Aozora Bank, Ltd......................................... 14,000         35,907
   Arakawa Chemical Industries, Ltd.........................    900          7,769
   Ariake Japan Co., Ltd....................................  1,000         20,176
   Asahi Diamond Industrial Co., Ltd........................  1,000         11,059
   Asahi Glass Co., Ltd.....................................  2,000         15,725
   Asahi Kasei Corp.........................................  7,000         43,265
   Asatsu-DK, Inc...........................................    700         20,246
  #Asics Corp...............................................  2,000         21,532
   Autobacs Seven Co., Ltd..................................    800         38,395
   Awa Bank, Ltd. (The).....................................  5,000         29,517
   Azbil Corp...............................................    800         17,139
   Bank of Iwate, Ltd. (The)................................    400         17,475
   Bank of Kyoto, Ltd. (The)................................  5,000         42,358
   Bank of Nagoya, Ltd. (The)...............................  4,000         12,871
   Bank of Okinawa, Ltd. (The)..............................    600         25,024
   Bank of the Ryukyus, Ltd.................................  1,700         21,907
   Bank of Yokohama, Ltd. (The)............................. 14,000         67,803
   Benesse Holdings, Inc....................................    700         34,756
  *Best Denki Co., Ltd......................................  8,500         20,635
   Bookoff Corp.............................................  1,500         14,464
   Bridgestone Corp.........................................    900         21,296
   Calsonic Kansei Corp.....................................  6,000         33,754
   Canon Marketing Japan, Inc...............................  1,200         15,480
   Canon, Inc...............................................    194          8,794
   Canon, Inc. Sponsored ADR................................  1,800         81,648
  #Casio Computer Co., Ltd..................................  6,200         41,189
   Central Glass Co., Ltd...................................  4,000         16,395
   Central Japan Railway Co., Ltd...........................      1          8,302

                                     1293

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     -------
JAPAN -- (Continued)
   Chiba Bank, Ltd. (The)................................... 11,000     $66,831
  *Chiba Kogyo Bank, Ltd. (The).............................  1,500       7,783
   Chiyoda Co., Ltd.........................................  1,100      25,635
   Chofu Seisakusho Co., Ltd................................    400       9,534
   Chubu Electric Power Co., Ltd............................  1,800      29,478
   Chudenko Corp............................................  1,000      10,161
   Chuetsu Pulp & Paper Co., Ltd............................  6,000      12,501
   Chugoku Bank, Ltd. (The).................................  3,000      37,909
   Chugoku Electric Power Co., Ltd. (The)...................  1,200      20,590
   Chugoku Marine Paints, Ltd...............................  2,000      11,935
   Chukyo Bank, Ltd. (The)..................................  7,000      17,269
   Chuo Mitsui Trust Holdings, Inc.......................... 10,940      32,049
   Citizen Holdings Co., Ltd................................  7,900      49,614
   CKD Corp.................................................  2,200      16,284
  *CMK Corp.................................................  2,100      10,798
   Coca-Cola Central Japan Co., Ltd.........................  1,500      19,654
   Coca-Cola West Co., Ltd..................................  1,500      27,075
   COMSYS Holdings Corp.....................................  2,000      20,161
   Cosmo Oil Co., Ltd....................................... 15,000      41,598
   Dai Nippon Printing Co., Ltd.............................  7,000      62,124
   Daicel Chemical Industries, Ltd..........................  5,000      31,694
   Daido Steel Co., Ltd.....................................  5,000      31,017
 #*Daiei, Inc. (The)........................................  2,650       8,745
   Daifuku Co., Ltd.........................................  2,000      10,686
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...................    400      13,836
   Daikin Industries, Ltd...................................    700      18,495
   Daikyo, Inc..............................................  5,000      13,041
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd..  4,000      18,505
   Dainippon Screen Manufacturing Co., Ltd..................  3,000      27,087
   Daio Paper Corp..........................................  3,000      16,670
   Daisan Bank, Ltd. (The)..................................  7,000      14,135
   Daishi Bank, Ltd. (The)..................................  8,000      24,929
   Daiwa House Industry Co., Ltd............................  5,000      64,521
   Daiwa Securities Group, Inc..............................  5,000      18,895
   Daiwabo Holdings Co., Ltd................................  8,000      17,020
   Denki Kogyo Co., Ltd.....................................  3,000      13,588
   Denso Corp...............................................  1,500      48,503
   Dentsu, Inc..............................................    800      24,564
   Descente, Ltd............................................  3,000      17,159
   DIC Corp................................................. 10,000      20,776
  #Disco Corp...............................................    400      23,901
   Dowa Holdings Co., Ltd...................................  2,000      12,748
  #eAccess, Ltd.............................................     18       3,616
   East Japan Railway Co., Ltd..............................    600      37,330
  *Ebara Corp...............................................  6,000      24,274
  #Edion Corp...............................................  1,800      11,276
   Ehime Bank, Ltd. (The)...................................  6,000      16,843
   Eighteenth Bank, Ltd. (The)..............................  8,000      22,540
   Electric Power Development Co., Ltd......................    600      16,602
   Exedy Corp...............................................  1,000      28,105
   Ezaki Glico Co., Ltd.....................................  2,000      23,923
   FamilyMart Co., Ltd......................................    600      26,708
   Felissimo Corp...........................................    400       5,641
   Foster Electric Co., Ltd.................................    500       7,436
   Fuji Electric Holdings Co., Ltd.......................... 10,000      26,784
   Fuji Heavy Industries, Ltd...............................  5,000      37,713
   Fuji Oil Co., Ltd........................................  2,600      35,299
  #Fuji Soft, Inc...........................................  1,100      19,377
   FUJIFILM Holdings Corp...................................  3,300      69,994
   Fujikura, Ltd............................................  7,000      21,765
   Fujitsu, Ltd.............................................  5,000      24,302

                                     1294

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Fukui Bank, Ltd. (The)...................................  7,000     $ 21,857
   Fukuoka Financial Group, Inc............................. 12,000       49,926
   Fukuyama Transporting Co., Ltd...........................  5,000       27,306
   Funai Electric Co., Ltd..................................    500        9,227
  *Furukawa Co., Ltd........................................  9,000        8,526
  *Futaba Industrial Co., Ltd...............................    900        4,804
   Geo Holdings Corp........................................      9       10,895
   Glory, Ltd...............................................  1,000       21,506
   Godo Steel, Ltd..........................................  6,000       13,745
   Gunma Bank, Ltd. (The)...................................  4,000       20,295
   Gunze, Ltd...............................................  5,000       13,645
   H2O Retailing Corp.......................................  4,000       35,207
   Hachijuni Bank, Ltd. (The)...............................  7,000       38,096
   Hakuhodo DY Holdings, Inc................................    670       41,839
   Hankyu Hanshin Holdings, Inc............................. 15,000       69,985
   Hanwa Co., Ltd...........................................  4,000       16,781
  *Haseko Corp.............................................. 11,000        7,926
   Heiwado Co., Ltd.........................................  1,200       17,062
   Higashi-Nippon Bank, Ltd.................................  6,000       12,865
   Higo Bank, Ltd. (The)....................................  5,000       27,890
   Hino Motors, Ltd.........................................  1,000        7,072
   Hirose Electric Co., Ltd.................................    200       20,942
   Hiroshima Bank, Ltd. (The)............................... 11,000       44,688
   Hitachi High-Technologies Corp...........................  1,400       35,182
   Hitachi Kokusai Electric, Inc............................  2,000       18,800
  #Hitachi Metals, Ltd......................................  1,000       12,455
   Hitachi Transport System, Ltd............................  1,900       34,772
   Hitachi Zosen Corp....................................... 10,500       14,137
   Hitachi, Ltd. ADR........................................    800       50,640
   Hokkaido Electric Power Co., Inc.........................  1,000       14,054
   Hokkan Holdings, Ltd.....................................  5,000       15,610
   Hokkoku Bank, Ltd. (The).................................  7,000       24,825
   Hokuetsu Bank, Ltd. (The)................................  9,000       17,756
   Hokuhoku Financial Group, Inc............................ 17,000       29,742
   Hokuriku Electric Power Co., Inc.........................  1,000       17,115
   Honda Motor Co., Ltd. Sponsored ADR......................  3,554      128,086
   Hosiden Corp.............................................  1,200        7,958
   House Foods Corp.........................................  1,900       32,000
   Hyakugo Bank, Ltd. (The).................................  4,000       16,609
   Hyakujishi Bank, Ltd. (The)..............................  8,000       34,007
   Ibiden Co., Ltd..........................................    300        6,125
  *Ichikoh Industries, Ltd.................................. 12,000       23,789
   Ichiyoshi Securities Co., Ltd............................  2,200       12,711
   Idec Corp................................................  1,300       12,765
   Idemitsu Kosan Co., Ltd..................................    400       36,831
   Imperial Hotel, Ltd......................................    450       13,778
   Inaba Denki Sangyo Co., Ltd..............................    600       17,718
   Inageya Co., Ltd.........................................  2,000       23,526
   Inpex Corp...............................................      2       13,205
  *Inui Steamship Co., Ltd..................................  3,500       13,871
   Isetan Mitsukoshi Holdings, Ltd..........................  5,740       62,522
  *Ishihara Sangyo Kaisha, Ltd.............................. 13,000       12,469
   IT Holdings Corp.........................................  1,200       15,367
  #Ito En, Ltd..............................................  1,000       18,087
   ITOCHU Corp..............................................  5,200       58,834
   Itochu Enex Co., Ltd.....................................  1,800       10,325
   Itochu Techno-Solutions Corp.............................    600       27,376
   Itoham Foods, Inc........................................  5,000       18,950
   Iyo Bank, Ltd. (The).....................................  5,000       41,493
   Izumi Co., Ltd...........................................  1,400       29,166
   Izumiya Co., Ltd.........................................  3,000       15,304

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

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     -------
JAPAN -- (Continued)
   J. Front Retailing Co., Ltd..............................  8,800     $45,216
   Japan Airport Terminal Co., Ltd..........................  2,400      32,918
   Japan Digital Laboratory Co., Ltd........................  1,600      17,416
   Japan Petroleum Exploration Co., Ltd.....................    300      13,687
   Japan Pulp & Paper Co., Ltd..............................  5,000      17,709
   Japan Wool Textile Co., Ltd. (The).......................  3,000      22,569
   JFE Holdings, Inc........................................  1,100      20,572
   J-Oil Mills, Inc.........................................  3,000       8,440
   Joshin Denki Co., Ltd....................................  3,000      29,362
   Joyo Bank, Ltd. (The)....................................  7,000      30,558
   JS Group Corp............................................  2,100      41,236
  #JSR Corp.................................................    800      15,789
   JTEKT Corp...............................................  1,100      12,056
   Juroku Bank, Ltd.........................................  9,000      28,327
  *JVC Kenwood Holdings, Inc................................  1,500       6,394
   JX Holdings, Inc.........................................  9,490      53,532
  #Kadokawa Holdings, Inc...................................    800      23,009
   Kaga Electronics Co., Ltd................................  1,200      12,722
  #Kagome Co., Ltd..........................................  1,300      26,165
   Kagoshima Bank, Ltd. (The)...............................  3,000      18,063
   Kameda Seika Co., Ltd....................................    700      16,131
   Kamigumi Co., Ltd........................................  6,000      48,222
   Kanamoto Co., Ltd........................................  3,000      33,071
   Kandenko Co., Ltd........................................  4,000      17,598
   Kaneka Corp..............................................  8,000      49,439
  *Kanematsu Corp........................................... 12,000      14,331
   Kansai Electric Power Co., Inc...........................  1,200      17,401
  #Kansai Paint Co., Ltd....................................  1,000      10,763
   Kao Corp.................................................  1,000      26,795
   Kawasaki Heavy Industries, Ltd...........................  5,000      15,009
 #*Kawasaki Kisen Kaisha, Ltd...............................  2,000       4,213
   KDDI Corp................................................      4      26,185
   Keihin Corp..............................................  1,100      18,708
   Keikyu Corp..............................................  4,000      34,340
  #Keio Corp................................................  3,000      21,698
   Keisei Electric Railway Co., Ltd.........................  4,000      30,873
   Keiyo Bank, Ltd. (The)...................................  4,000      18,609
  *Kenedix, Inc.............................................     12       2,159
   Kewpie Corp..............................................  2,200      33,002
   Key Coffee, Inc..........................................  1,100      20,443
   Kikkoman Corp............................................  2,000      23,450
   Kinden Corp..............................................  3,000      20,834
  #Kintetsu Corp............................................  7,000      24,694
   Kitz Corp................................................  3,000      11,748
   Kiyo Holdings, Inc....................................... 15,000      21,507
   Kobe Steel, Ltd.......................................... 10,000      14,262
  #Kohnan Shoji Co., Ltd....................................  1,300      18,853
   Kokuyo Co., Ltd..........................................  2,300      17,251
   Komatsu, Ltd.............................................  1,100      31,658
   Komori Corp..............................................  1,000       8,747
  #Konica Minolta Holdings, Inc.............................  5,500      44,622
   Kose Corp................................................    800      18,489
  #Kubota Corp. Sponsored ADR...............................    500      23,985
   Kurabo Industries, Ltd...................................  8,000      14,909
   Kuraray Co., Ltd.........................................  2,600      37,106
   Kureha Corp..............................................  5,000      23,872
   Kuroda Electric Co., Ltd.................................  1,300      13,290
   Kyocera Corp. Sponsored ADR..............................    900      87,579
   Kyoritsu Maintenance Co., Ltd............................    900      19,857
   Kyowa Exeo Corp..........................................  2,000      18,193
   Lawson, Inc..............................................    500      33,103

                                     1296

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
  *Leopalace21 Corp.........................................  4,100     $ 12,739
   Lintec Corp..............................................  1,100       21,252
   Lion Corp................................................  4,000       23,108
   Mabuchi Motor Co., Ltd...................................    100        4,183
   Maeda Corp...............................................  5,000       20,941
   Maeda Road Construction Co., Ltd.........................  3,000       36,253
   Makino Milling Machine Co., Ltd..........................  2,000       14,471
   Makita Corp..............................................    500       19,139
   Marubeni Corp............................................  6,000       41,662
   Maruha Nichiro Holdings, Inc............................. 12,000       20,856
   Marui Group Co., Ltd.....................................  4,900       38,894
   Marusan Securities Co., Ltd..............................  2,100        8,036
  #Maruwa Co., Ltd..........................................    800       32,340
   Max Co., Ltd.............................................  2,000       24,954
  *Mazda Motor Corp......................................... 15,000       24,375
   Megmilk Snow Brand Co., Ltd..............................  1,400       25,372
   Meitec Corp..............................................    700       14,386
   Meito Sangyo Co., Ltd....................................    600        7,835
   Michinoku Bank, Ltd. (The)...............................  7,000       13,467
   Mikuni Coca-Cola Bottling Co., Ltd.......................  1,300       11,536
   Mimasu Semiconductor Industry Co., Ltd...................  2,000       18,337
   Minebea Co., Ltd.........................................  5,000       22,655
   Ministop Co., Ltd........................................    800       14,113
   Mirait Holdings Corp.....................................  2,000       14,393
   Misumi Group, Inc........................................  1,200       28,072
   Mitsubishi Corp..........................................  4,600       99,691
   Mitsubishi Electric Corp.................................  1,000        8,785
   Mitsubishi Estate Co., Ltd...............................  2,000       35,357
   Mitsubishi Heavy Industries, Ltd......................... 11,000       49,885
   Mitsubishi Logistics Corp................................  3,000       32,908
   Mitsubishi Materials Corp................................  8,000       23,860
  *Mitsubishi Motors Corp................................... 13,000       14,585
  *Mitsubishi Paper Mills, Ltd.............................. 10,000        9,374
   Mitsubishi UFJ Financial Group, Inc...................... 60,470      290,347
   Mitsuboshi Belting Co., Ltd..............................  4,000       21,603
   Mitsui & Co., Ltd........................................  3,100       48,408
   Mitsui & Co., Ltd. Sponsored ADR.........................    125       38,635
   Mitsui Chemicals, Inc....................................  6,000       17,335
   Mitsui Fudosan Co., Ltd..................................  2,000       36,634
  *Mitsui High-Tec, Inc.....................................  2,000       12,165
   Mitsui Mining & Smelting Co., Ltd........................ 14,000       35,105
   Mitsui O.S.K. Lines, Ltd.................................  7,000       27,131
   Mitsui Sugar Co., Ltd....................................  3,000        9,797
   Mitsui-Soko Co., Ltd.....................................  4,000       17,401
   Mitsuuroko Holdings Co., Ltd.............................  2,900       19,490
   Miura Co., Ltd...........................................    700       18,129
   Miyazaki Bank, Ltd. (The)................................  5,000       12,782
   Mizuho Financial Group, Inc.............................. 36,300       57,227
   Mizuno Corp..............................................  4,000       21,803
   Modec, Inc...............................................    600       12,553
   Mori Seiki Co., Ltd......................................  1,100       10,963
   Morinaga & Co., Ltd...................................... 10,000       22,944
   Morinaga Milk Industry Co., Ltd..........................  8,000       29,251
   Morita Holdings Corp.....................................  3,000       20,006
   MOS Food Services, Inc...................................  1,500       29,023
   MS&AD Insurance Group Holdings, Inc......................  3,864       71,237
   Murata Manufacturing Co., Ltd............................    400       22,860
   Musashino Bank, Ltd......................................  1,000       32,582
   Nagase & Co., Ltd........................................  3,400       41,164
   Nagoya Railroad Co., Ltd.................................  9,000       24,107
   Namco Bandai Holdings, Inc...............................  2,500       35,747

                                     1297

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     -------
JAPAN -- (Continued)
   Nanto Bank, Ltd. (The)...................................  5,000     $22,349
  *NEC Corp................................................. 31,000      55,966
   Net One Systems Co., Ltd.................................  1,400      19,100
   Neturen Co., Ltd.........................................  1,500      13,291
   NHK Spring Co., Ltd......................................  2,000      20,876
   Nichicon Corp............................................  2,400      28,777
   Nichirei Corp............................................  6,000      27,205
   Nifco, Inc...............................................    900      24,210
   Nifty Corp...............................................      9      12,251
   Nihon Dempa Kogyo Co., Ltd...............................    400       5,516
   Nihon Nohyaku Co., Ltd...................................  1,000       4,515
   Nihon Parkerizing Co., Ltd...............................  2,000      29,869
   Nikon Corp...............................................  1,000      29,638
   Nintendo Co., Ltd........................................    100      13,498
   Nippo Corp...............................................  3,000      30,866
   Nippon Beet Sugar Manufacturing Co., Ltd.................  9,000      19,155
   Nippon Carbon Co., Ltd...................................  7,000      19,038
  *Nippon Chemi-Con Corp....................................  3,000      11,310
   Nippon Express Co., Ltd.................................. 12,000      45,300
   Nippon Flour Mills Co., Ltd..............................  6,000      27,147
   Nippon Gas Co., Ltd......................................  1,100      17,464
   Nippon Konpo Unyu Soko Co., Ltd..........................  2,000      25,983
   Nippon Light Metal Co., Ltd.............................. 10,000      14,699
   Nippon Meat Packers, Inc.................................  3,000      38,321
   Nippon Paint Co., Ltd....................................  3,000      22,881
  #Nippon Paper Group, Inc..................................  2,300      46,046
   Nippon Seiki Co., Ltd....................................  1,000      12,614
  #Nippon Sheet Glass Co., Ltd.............................. 20,000      25,904
   Nippon Shokubai Co., Ltd.................................  4,000      44,814
   Nippon Soda Co., Ltd.....................................  5,000      21,588
   Nippon Steel Corp........................................ 12,000      29,903
  #Nippon Suisan Kaisha, Ltd................................  5,500      17,925
   Nippon Telegraph & Telephone Corp. ADR...................  1,600      36,080
   Nippon Thompson Co., Ltd.................................  3,000      16,589
  *Nippon Yakin Kogyo Co., Ltd..............................  2,500       3,943
   Nishimatsu Construction Co., Ltd.........................  7,000      15,061
   Nishi-Nippon Bank, Ltd................................... 20,000      52,898
   Nishi-Nippon Railroad Co., Ltd...........................  6,000      28,123
  #Nissan Motor Co., Ltd....................................  7,500      77,978
   Nissan Shatai Co., Ltd...................................  3,000      31,664
   Nisshin Oillio Group, Ltd. (The).........................  5,000      21,000
   Nisshin Seifun Group, Inc................................  3,000      36,604
  *Nisshin Steel Co., Ltd................................... 21,000      29,474
   Nissin Foods Holdings Co., Ltd...........................    500      18,813
   Nissin Kogyo Co., Ltd....................................  1,000      16,254
   Nitta Corp...............................................  1,000      18,987
   Nittetsu Mining Co., Ltd.................................  3,000      12,765
   Nitto Boseki Co., Ltd....................................  6,000      22,786
   Nitto Denko Corp.........................................    500      20,520
   Nitto Kogyo Corp.........................................  1,400      20,337
   NKSJ Holdings, Inc.......................................  1,000      20,584
   NOF Corp.................................................  5,000      25,166
   NOK Corp.................................................  1,400      28,799
   Nomura Holdings, Inc..................................... 18,800      77,064
   Nomura Holdings, Inc. ADR................................  3,400      13,838
   Nomura Real Estate Holdings, Inc.........................    700      12,237
   Nomura Research Institute, Ltd...........................    600      13,765
  *Noritake Co., Ltd........................................  5,000      14,543
   Noritsu Koki Co., Ltd....................................    900       4,715
   NTN Corp.................................................  4,000      15,131
  #NTT Data Corp............................................      5      17,305

                                     1298

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     -------
JAPAN -- (Continued)
   NTT DoCoMo, Inc..........................................     41     $70,008
   Obayashi Corp............................................  9,000      38,096
   Odakyu Electric Railway Co., Ltd.........................  3,000      27,805
   Ogaki Kyoritsu Bank, Ltd. (The)..........................  4,000      13,686
   Oiles Corp...............................................  1,200      24,358
   Oita Bank, Ltd. (The)....................................  4,000      11,381
   OJI Paper Co., Ltd.......................................  8,000      36,733
   Okasan Securities Group, Inc.............................  4,000      15,817
  *Oki Electric Industry Co., Ltd........................... 13,000      22,130
   Okinawa Electric Power Co., Ltd..........................    400      15,936
   OKUMA Corp...............................................  2,000      15,726
   Okumura Corp.............................................  4,000      14,633
   Onoken Co., Ltd..........................................  2,600      21,197
   Onward Holdings Co., Ltd.................................  4,000      31,280
   Oriental Land Co., Ltd...................................    200      22,174
   Osaka Gas Co., Ltd.......................................  8,000      32,353
   Panasonic Corp...........................................  9,000      69,000
   Panasonic Electric Works SUNX Co., Ltd...................  3,800      19,310
  #Parco Co., Ltd...........................................  1,500      14,742
   Paris Miki Holdings, Inc.................................  1,600      10,183
  *Pioneer Electronic Corp..................................  2,500      12,616
   Press Kogyo Co., Ltd.....................................  5,000      29,715
   Rengo Co., Ltd...........................................  4,000      29,247
  *Renown, Inc..............................................  2,700       4,185
   Resona Holdings, Inc.....................................  1,900       8,070
   Resorttrust, Inc.........................................  1,000      16,525
   Ricoh Co., Ltd...........................................  5,000      44,790
   Riken Corp...............................................  4,000      16,874
   Rohm Co., Ltd............................................  1,000      45,099
   Roland Corp..............................................    700       6,855
   Round One Corp...........................................    900       5,888
   Ryohin Keikaku Co., Ltd..................................    400      21,716
   Ryosan Co., Ltd..........................................  1,000      18,942
   Saizeriya Co., Ltd.......................................  1,200      18,619
   Sakai Chemical Industry Co., Ltd.........................  3,000      10,450
   Sakata Seed Corp.........................................  1,600      22,426
   San-Ai Oil Co., Ltd......................................  2,000       9,729
   Sanden Corp..............................................  4,000      13,192
   San-in Godo Bank, Ltd. (The).............................  3,000      21,570
   Sanken Electric Co., Ltd.................................  4,000      19,224
   Sanki Engineering Co., Ltd...............................  3,000      15,706
   Sankyo Co., Ltd..........................................    700      33,751
  *Sankyo-Tateyama Holdings, Inc............................ 12,000      24,633
   Sankyu, Inc..............................................  4,000      15,871
   Sanshin Electronics Co., Ltd.............................  1,500      11,380
   Sanwa Holdings Corp......................................  4,000      15,128
   Sanyo Chemical Industries, Ltd...........................  4,000      25,982
   Sanyo Special Steel Co., Ltd.............................  3,000      13,925
   Sapporo Hokuyo Holdings, Inc.............................  8,000      27,945
  #Sasebo Heavy Industries Co., Ltd.........................  3,000       4,504
   Sato Holdings Corp.......................................  1,100      15,632
   SBI Holdings, Inc........................................    357      28,729
   Scroll Corp..............................................  2,100       8,502
   SCSK Corp................................................  1,440      22,425
   Secom Co., Ltd...........................................    800      37,853
  #Seiko Epson Corp.........................................  2,200      29,349
  *Seiko Holdings Corp......................................  4,000      10,116
   Seino Holdings Co., Ltd..................................  4,000      27,708
   Seiren Co., Ltd..........................................  2,600      18,898
   Sekisui Chemical Co., Ltd................................  4,000      35,965
   Sekisui House, Ltd.......................................  5,000      46,352

                                     1299

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Senko Co., Ltd...........................................  7,000     $ 30,681
   Senshukai Co., Ltd.......................................  1,200        8,749
   Seven & I Holdings Co., Ltd..............................  2,300       69,621
   Sharp Corp...............................................  2,000       12,794
   Shiga Bank, Ltd..........................................  7,000       39,994
   Shikoku Bank, Ltd........................................  5,000       18,193
   Shima Seiki Manufacturing Co., Ltd.......................    400        7,420
   Shimachu Co., Ltd........................................  1,000       22,527
   Shimano, Inc.............................................    300       19,726
   Shimizu Corp............................................. 10,000       38,014
   Shindengen Electric Manufacturing Co., Ltd...............  3,000       12,409
   Shin-Etsu Chemical Co., Ltd..............................    500       28,860
   Shinkawa, Ltd............................................  1,800        9,578
   Shinko Electric Industries Co., Ltd......................    700        6,543
   Shinko Plantech Co., Ltd.................................  1,300       10,978
   Shinko Shoji Co., Ltd....................................    900        7,557
   Shinsei Bank, Ltd........................................  2,000        2,581
   Shiseido Co., Ltd........................................  1,000       17,507
   Shizuoka Bank, Ltd.......................................  6,000       62,788
   Shoko Co., Ltd........................................... 14,000       23,422
   Showa Denko K.K.......................................... 14,000       31,152
   Showa Shell Sekiyu K.K...................................  2,300       14,474
   Sinanen Co., Ltd.........................................  4,000       17,811
   SKY Perfect JSAT Holdings, Inc...........................     35       15,243
   SMK Corp.................................................  3,000        9,788
   Sohgo Security Services Co., Ltd.........................  1,500       17,255
   Sojitz Corp.............................................. 35,400       59,618
   Sony Corp................................................  1,200       19,409
  #Sony Corp. Sponsored ADR.................................  5,400       87,534
   Sotetsu Holdings, Inc....................................  6,000       18,552
   SRI Sports Ltd...........................................  1,100       14,293
   Star Micronics Co., Ltd..................................    700        7,423
   Sumitomo Bakelite Co., Ltd...............................  5,000       25,973
   Sumitomo Corp............................................  3,700       52,581
   Sumitomo Electric Industries, Ltd........................  4,100       55,306
   Sumitomo Forestry Co., Ltd...............................  3,600       31,328
   Sumitomo Heavy Industries, Ltd...........................  2,000       10,315
   Sumitomo Light Metal Industries, Ltd.....................  9,000        9,209
   Sumitomo Metal Industries, Ltd...........................  5,000        8,982
   Sumitomo Metal Mining Co., Ltd...........................  1,000       13,117
   Sumitomo Mitsui Financial Group, Inc.....................  5,464      174,841
   Sumitomo Osaka Cement Co., Ltd........................... 11,000       33,344
   Sumitomo Realty & Development Co., Ltd...................  1,000       23,847
   Sumitomo Rubber Industries, Ltd..........................  2,400       33,026
   Sumitomo Warehouse Co., Ltd..............................  4,000       19,112
  #Suruga Bank, Ltd.........................................  5,000       49,869
   Suzuki Motor Corp........................................    400        9,415
   SWCC Showa Holdings Co., Ltd............................. 14,000       12,732
   T&D Holdings, Inc........................................  2,700       29,105
   Tadano, Ltd..............................................  2,000       14,834
   Taihei Dengyo Kaisha, Ltd................................  1,000        8,345
   Taiheiyo Cement Corp..................................... 15,000       35,799
   Taiho Kogyo Co., Ltd.....................................  1,300       16,728
   Taikisha, Ltd............................................  1,500       29,925
   Taisei Corp.............................................. 22,000       55,880
   Taiyo Nippon Sanso Corp..................................  3,000       20,726
  #Taiyo Yuden Co., Ltd.....................................  2,000       21,390
   Takara Standard Co., Ltd.................................  4,000       29,665
   Takasago International Corp..............................  4,000       20,094
   Takasago Thermal Engineering Co., Ltd....................  2,000       15,713
   Takashimaya Co., Ltd.....................................  7,000       53,060

                                     1300

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
JAPAN -- (Continued)
   Takuma Co., Ltd..........................................  4,000     $ 18,833
   TDK Corp.................................................    100        5,222
   TDK Corp. Sponsored ADR..................................    400       20,880
   Teijin, Ltd..............................................  7,000       23,540
   Tenma Corp...............................................  1,200       13,418
   TKC Corp.................................................  1,100       23,826
   Toagosei Co., Ltd........................................  6,000       25,976
   Tobu Railway Co., Ltd....................................  6,000       30,540
   Tochigi Bank, Ltd........................................  4,000       13,690
   Toda Corp................................................  6,000       19,169
   Toho Bank, Ltd...........................................  5,000       16,082
   Toho Gas Co., Ltd........................................  3,000       18,102
  #Toho Titanium Co., Ltd...................................    600        8,421
  *Tohuku Electric Power Co., Inc...........................  1,200       12,582
   Tokai Carbon Co., Ltd....................................  2,000       10,011
   Tokai Rika Co., Ltd......................................  2,100       39,117
   Tokai Tokyo Financial Holdings, Inc...................... 11,000       39,176
  *Token Corp...............................................    270        9,806
   Tokio Marine Holdings, Inc...............................  3,800       97,218
  *Toko, Inc................................................  8,000       26,329
  #Tokuyama Corp............................................  4,000       12,505
  *Tokyo Electric Power Co., Ltd............................  1,800        4,494
   Tokyo Gas Co., Ltd.......................................  5,000       24,128
   Tokyo Ohka Kogyo Co., Ltd................................  1,000       21,507
 #*Tokyo Rope Manufacturing Co., Ltd........................  9,000       18,515
   Tokyo Seimitsu Co., Ltd..................................    700       14,389
   Tokyo Steel Manufacturing Co., Ltd.......................  3,900       29,594
  *Tokyo Tatemono Co., Ltd.................................. 11,000       40,618
   Tokyo Tomin Bank, Ltd....................................    700        7,991
   Tokyu Construction Co., Ltd..............................  4,060        9,675
   Tokyu Corp...............................................  4,000       18,731
   Tokyu Land Corp.......................................... 10,000       48,196
   TOMONY Holdings, Inc.....................................  7,000       32,004
   TonenGeneral Sekiyu K.K..................................  2,000       18,707
   Toppan Forms Co., Ltd....................................  2,100       18,886
   Toppan Printing Co., Ltd.................................  8,000       54,184
   Topre Corp...............................................  2,200       20,704
   Topy Industries, Ltd.....................................  7,000       21,575
   Toray Industries, Inc....................................  3,000       23,065
   Toshiba Corp.............................................  4,000       16,351
   Toshiba Machine Co., Ltd.................................  3,000       16,303
   Toshiba TEC Corp.........................................  4,000       16,190
   Tosoh Corp...............................................  4,000       11,058
   Towa Bank, Ltd........................................... 18,000       19,537
   Toyo Engineering Corp....................................  4,000       18,115
   Toyo Ink SC Holdings Co., Ltd............................  6,000       24,000
   Toyo Kanetsu K.K.........................................  5,000       11,298
   Toyo Kohan Co., Ltd......................................  4,000       14,368
   Toyo Seikan Kaisha, Ltd. (6899967).......................  1,000       25,671
   Toyo Seikan Kaisha, Ltd. (6900267).......................  3,000       39,921
   Toyo Tire & Rubber Co., Ltd..............................  4,000       10,905
   Toyobo Co., Ltd.......................................... 19,000       25,868
   Toyoda Gosei Co., Ltd....................................    600       12,229
   Toyota Motor Corp........................................  1,860       76,219
  #Toyota Motor Corp. Sponsored ADR.........................  3,508      286,884
   Toyota Tsusho Corp.......................................  1,200       23,797
  *Transcosmos, Inc.........................................  1,200       17,098
   Trend Micro, Inc.........................................    500       15,168
   TSI Holdings Co., Ltd....................................  2,000       10,253
   Tsubakimoto Chain Co., Ltd...............................  3,000       18,227
   Tsukuba Bank, Ltd........................................  2,900        9,307

                                     1301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
JAPAN -- (Continued)
   TV Asahi Corp............................................     12     $    17,923
   Ube Industries, Ltd......................................  7,000          17,902
  *Ulvac, Inc...............................................  1,300          10,431
   Uni-Charm Corp...........................................    500          27,971
   Uniden Corp..............................................  3,000          11,050
   Union Tool Co., Ltd......................................    600          10,861
  *Unitika, Ltd............................................. 16,000           9,597
   UNY Co., Ltd.............................................  5,500          63,915
   Ushio, Inc...............................................  1,700          22,177
   USS Co., Ltd.............................................    340          34,489
   Valor Co., Ltd...........................................    500           8,769
   Wacoal Corp..............................................  2,000          23,198
   West Japan Railway Co....................................    500          20,541
   Xebio Co., Ltd...........................................    700          19,268
   Yamada Denki Co., Ltd....................................    430          27,903
   Yamagata Bank, Ltd.......................................  4,000          18,398
   Yamaguchi Financial Group, Inc...........................  4,000          34,358
   Yamaha Corp..............................................  2,700          26,176
   Yamaha Motor Co., Ltd....................................  2,300          30,720
   Yamanashi Chuo Bank, Ltd.................................  4,000          16,671
   Yamatane Corp............................................ 11,000          15,976
   Yamato Kogyo Co., Ltd....................................    600          17,073
   Yaskawa Electric Corp....................................  2,000          17,418
   Yodogawa Steel Works, Ltd................................  4,000          15,933
   Yokogawa Electric Corp...................................  3,300          31,676
   Yokohama Reito Co., Ltd..................................  3,000          23,426
   Yokohama Rubber Co., Ltd.................................  7,000          51,170
   Yonekyu Corp.............................................  1,500          14,420
   Zensho Co., Ltd..........................................  2,000          24,906
   Zeon Corp................................................  2,000          17,428
                                                                        -----------
TOTAL JAPAN.................................................             14,432,122
                                                                        -----------
NETHERLANDS -- (1.8%)
   Aalberts Industries NV...................................  1,311          25,160
   Accell Group NV..........................................    814          16,391
  *Aegon NV................................................. 18,954          88,166
   Akzo Nobel NV............................................  2,119         113,643
   APERAM NV................................................    327           5,539
   Arcadis NV...............................................    762          17,659
   ArcelorMittal NV.........................................  5,343          92,818
  #ASM International NV.....................................    586          20,746
  #ASML Holding NV..........................................  1,130          57,498
   ASML Holding NV ADR......................................    200          10,198
  *BinckBank NV.............................................  1,231          11,662
   CSM NV...................................................    664           9,373
   Delta Lloyd NV...........................................  1,052          17,742
   Exact Holding NV.........................................    330           7,935
   Fugro NV.................................................    533          38,964
  *Grontmij NV..............................................    354           2,440
   Heijmans NV..............................................     37             364
   Imtech NV................................................    730          20,643
  *ING Groep NV.............................................  9,983          70,429
  *ING Groep NV Sponsored ADR............................... 15,410         108,795
  *Kardan NV................................................  1,340           2,046
   KAS Bank NV..............................................     70             764
   Koninklijke Ahold NV.....................................  4,737          60,124
   Koninklijke Bam Groep NV.................................  3,463          12,328
   Koninklijke Boskalis Westminster NV......................    766          27,981
   Koninklijke KPN NV.......................................    686           6,159
   Koninklijke Ten Cate NV..................................    885          27,021
  #Koninklijke Vopak NV.....................................    984          63,463

                                     1302

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
NETHERLANDS -- (Continued)
  *LBi International NV.....................................  3,266     $   11,532
   Nutreco NV...............................................    655         47,604
   Randstad Holdings NV.....................................  1,277         44,240
   Reed Elsevier NV ADR.....................................    952         22,439
   SBM Offshore NV..........................................  1,813         33,002
   Sligro Food Group NV.....................................    627         19,050
  *SNS Reaal Groep NV.......................................  3,557          7,030
   Telegraaf Media Groep NV.................................    853         10,501
   TKH Group NV.............................................    841         22,202
   TNT Express NV...........................................  1,247         15,146
   Unilever NV..............................................  2,259         77,380
   Unit 4 NV................................................    493         14,408
   USG People NV............................................    851          8,051
  *Wavin NV.................................................    159          2,210
   Wolters Kluwer NV........................................  1,583         27,366
                                                                        ----------
TOTAL NETHERLANDS...........................................             1,298,212
                                                                        ----------
NEW ZEALAND -- (0.2%)
   Air New Zealand, Ltd..................................... 11,327          8,235
   Auckland International Airport, Ltd...................... 10,772         22,251
   Contact Energy, Ltd......................................  5,141         20,363
   Fletcher Building, Ltd...................................  2,708         13,815
   Fletcher Building, Ltd...................................    913          4,647
   Infratil, Ltd............................................ 10,572         16,365
   New Zealand Oil & Gas, Ltd............................... 34,020         21,384
   New Zealand Refining Co., Ltd............................  4,103          9,616
  #Nuplex Industries, Ltd...................................  4,714         10,314
  #Port of Tauranga, Ltd....................................  2,031         19,089
  #TrustPower, Ltd..........................................  2,795         16,808
                                                                        ----------
TOTAL NEW ZEALAND...........................................               162,887
                                                                        ----------
NORWAY -- (1.0%)
   Acta Holding ASA.........................................  9,500          2,092
   Aker ASA Series A........................................    482         15,763
   Aker Kvaerner ASA........................................    750         12,773
  *Aktiv Kapital ASA........................................    600          3,154
   Atea ASA.................................................  2,400         25,568
   Austevoll Seafood ASA....................................    661          2,422
   BW Offshore, Ltd.........................................  7,600         10,557
   Cermaq ASA...............................................  1,600         21,864
  *Copeinca ASA.............................................  1,021          6,259
   DNB ASA..................................................  6,779         73,067
 #*DOF ASA..................................................  1,400          9,773
   Ekornes ASA..............................................    300          4,934
  *Eltek ASA................................................  1,600          1,069
  *EVRY ASA.................................................  2,789          6,304
   Ganger Rolf ASA..........................................    670         13,660
  *Jason Shipping ASA.......................................     80             31
   Kongsberg Gruppen ASA....................................    640         12,357
  *Kvaerner ASA.............................................    750          2,218
   Marine Harvest ASA....................................... 50,000         25,662
   Norsk Hydro ASA..........................................  5,038         24,566
   Norsk Hydro ASA Sponsored ADR............................  3,400         16,456
 #*Norske Skogindustrier ASA Series A.......................  7,052          7,050
   Orkla ASA................................................  7,600         55,818
  *Petroleum Geo-Services ASA...............................  2,024         30,619
   Prosafe ASA..............................................  3,000         23,438
  *Renewable Energy Corp. ASA...............................    538            307
   Schibsted ASA............................................    850         32,451
   SeaDrill, Ltd............................................    818         31,716
  *Sevan Marine ASA.........................................    744          1,756

                                     1303

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
NORWAY -- (Continued)
  *Songa Offshore SE........................................     800     $  2,758
   SpareBanken 1 SMN........................................   1,035        6,403
   StatoilHydro ASA Sponsored ADR...........................   3,231       86,946
   Stolt-Nielsen, Ltd.......................................     218        3,898
   Storebrand ASA...........................................   5,600       25,175
  *Subsea 7 SA..............................................   1,725       44,676
   Telenor ASA..............................................   2,063       37,921
   TGS Nopec Geophysical Co. ASA............................     305        8,855
  #Tomra Systems ASA........................................   2,200       17,171
   Veidekke ASA.............................................   1,440       12,113
   Wilh. Wilhelmsen Holding ASA.............................     350        8,887
   Yara International ASA...................................     470       23,039
                                                                         --------
TOTAL NORWAY................................................              751,546
                                                                         --------
PORTUGAL -- (0.3%)
 #*Banco BPI SA.............................................   5,001        2,666
 #*Banco Comercial Portugues SA.............................  69,565        9,765
  #Banco Espirito Santo SA..................................  10,994        9,313
  *Banco Espirito Santo SA I-12 Shares......................  19,236       16,296
 #*Brisa SA.................................................   3,774       13,222
   Cimpor Cimentos de Portugal SA...........................   5,065       37,052
  *EDP Renovaveis SA........................................   2,445       10,421
   Energias de Portugal SA..................................   9,374       26,807
   Galp Energia SGPS SA Series B............................   1,072       16,877
  *Jeronimo Martins SGPS SA.................................   1,019       19,070
   Mota-Engil SGPS SA.......................................   2,737        4,508
  *Portucel-Empresa Produtora de Pasta de Papel SA..........   3,351        8,499
  *Portugal Telecom SA......................................   4,899       26,362
   Portugal Telecom SGPS SA Sponsored ADR...................   2,949       15,807
  *Sociedade de Investimento e Gestao SGPS SA...............     897        6,450
  *Sonae Capital SGPS SA....................................   1,744          439
  *Sonae Industria SGPS SA..................................   1,680        1,296
  #Sonae SGPS SA............................................  13,955        7,574
   Sonaecom SGPS SA.........................................   3,677        5,901
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................   1,501        5,065
                                                                         --------
TOTAL PORTUGAL..............................................              243,390
                                                                         --------
SINGAPORE -- (1.7%)
   Broadway Industrial Group, Ltd...........................  52,000       18,005
   Bukit Sembawang Estates, Ltd.............................   2,000        7,582
   CapitaLand, Ltd..........................................  19,000       44,910
   City Developments, Ltd...................................   5,000       40,845
   ComfortDelGro Corp., Ltd.................................  21,000       25,924
   Cosco Corp Singapore, Ltd................................  14,000       11,642
   Creative Technology, Ltd.................................   5,000       15,994
   DBS Group Holdings, Ltd..................................  11,272      126,634
  *Delong Holdings, Ltd.....................................  10,000        2,429
 #*Ezra Holdings, Ltd.......................................   9,600        7,799
   Golden Agri-Resources, Ltd............................... 106,000       62,746
  #GuocoLand, Ltd...........................................  12,000       16,869
   Hotel Properties, Ltd....................................   7,000       10,995
  #Hyflux, Ltd..............................................  12,000       13,878
  *Indofood Agri Resources, Ltd.............................   6,000        6,876
   Keppel Corp., Ltd........................................   3,300       29,353
  *Keppel Land, Ltd.........................................   7,000       17,822
   Keppel Telecommunications & Transportation, Ltd..........   6,000        5,559
  *K-Green Trust, Ltd.......................................     600          477
   M1, Ltd..................................................   7,000       13,778
   Midas Holdings, Ltd......................................  30,000        8,791
   Neptune Orient Lines, Ltd................................  19,250       19,122
  *Noble Group, Ltd.........................................  14,000       13,288

                                     1304

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
SINGAPORE -- (Continued)
   Olam International, Ltd..................................   5,000     $    9,123
   Orchard Parade Holdings, Ltd.............................   8,000         11,302
   Oversea-Chinese Banking Corp., Ltd.......................  13,291         95,981
  *Overseas Union Enterprise, Ltd...........................   5,000          9,476
   Raffles Education Corp., Ltd.............................   5,106          1,724
  *S i2i, Ltd............................................... 492,000         13,477
   SATS, Ltd................................................   6,278         13,217
   SembCorp Industries, Ltd.................................   9,000         36,557
  #SembCorp Marine, Ltd.....................................   4,400         18,003
   Singapore Airlines, Ltd..................................   3,600         31,052
   Singapore Exchange, Ltd..................................   1,000          5,391
   Singapore Land, Ltd......................................   4,000         19,182
   Singapore Post, Ltd......................................  14,000         11,477
   Singapore Press Holdings, Ltd............................   6,000         19,223
   Singapore Telecommunications, Ltd........................  13,000         32,701
   SMRT Corp., Ltd..........................................  15,000         20,337
   Stamford Land Corp., Ltd.................................  53,000         23,480
   Tat Hong Holdings, Ltd...................................  10,000          8,505
   United Engineers, Ltd....................................   6,000         12,139
   United Industrial Corp., Ltd.............................  23,000         51,442
   United Overseas Bank, Ltd................................   6,068         94,147
   UOB-Kay Hian Holdings, Ltd...............................  12,000         16,603
   UOL Group, Ltd...........................................   9,000         32,799
   Venture Corp., Ltd.......................................   7,000         48,486
   WBL Corp., Ltd...........................................   8,000         22,110
   Wheelock Properties, Ltd.................................  13,000         18,112
   Wilmar International, Ltd................................   5,000         19,576
                                                                         ----------
TOTAL SINGAPORE.............................................              1,216,940
                                                                         ----------
SPAIN -- (1.9%)
  *Abengoa SA...............................................     505          7,730
   Abertis Infraestructuras SA..............................   1,739         26,936
   Acciona SA...............................................     375         23,096
   Acerinox SA..............................................   1,502         18,337
   Amadeus IT Holding SA....................................   1,147         23,481
   Antena 3 de Television SA................................   1,085          5,754
   Banco Bilbao Vizcaya Argentaria SA.......................   5,458         36,934
  *Banco Bilbao Vizcaya Argentaria SA I-12 Shares...........     116            784
   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.........  14,869        100,366
   Banco de Sabadell SA.....................................  18,977         44,930
  *Banco Espanol de Credito SA..............................   1,229          4,623
   Banco Popular Espanol SA.................................  14,186         45,365
   Banco Santander SA.......................................   2,628         16,500
   Banco Santander SA Sponsored ADR.........................  34,963        221,316
   Bankinter SA.............................................   4,250         18,959
   Bolsas y Mercados Espanoles SA...........................     711         16,759
   CaixaBank SA.............................................   9,178         31,639
  *Cementos Portland Valderrivas SA.........................     228          1,612
   Cintra Concesiones de Infraestructuras de Transporte SA..   2,847         31,747
   Construcciones y Auxiliar de Ferrocarriles SA............      22         11,763
  *Deoleo SA................................................   3,188          1,458
   Dinamia Capital Privado Sociedad de Capital Riesgo SA....     540          2,700
  *Distribuidora Internacional de Alimentacion SA...........   1,384          6,645
   Ebro Foods SA............................................     985         17,427
   Enagas SA................................................   1,894         33,275
   Fomento de Construcciones y Contratas SA.................   1,348         23,063
   Gamesa Corp Tecnologica SA...............................   2,303          6,274
   Gas Natural SDG SA.......................................   3,219         44,872
   Grupo Catalana Occidente SA..............................     923         12,982
   Grupo Empresarial Ence SA................................   2,978          6,998
  *Grupo Ezentis SA.........................................  11,765          2,378

                                     1305

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SPAIN -- (Continued)
   Iberdrola SA............................................. 15,986     $   74,491
   Indra Sistemas SA........................................    974         10,113
   Industria de Diseno Textil SA............................    424         38,217
  *Jazztel P.L.C............................................  4,413         29,624
  *La Seda de Barcelona SA Series B......................... 66,826          1,592
   Mapfre SA................................................  8,504         24,618
   Mediaset Espana Comunicacion SA..........................  1,132          5,153
   Melia Hotels International SA............................    953          5,699
  *NH Hoteles SA............................................  2,275          7,488
   Obrascon Huarte Lain SA..................................    479         12,127
   Papeles y Cartones de Europa SA..........................  3,419         10,957
   Pescanova SA.............................................    312          9,400
  *Promotora de Informaciones SA Series A...................  1,912            925
   Prosegur Cia de Seguridad SA.............................    514         29,400
  *Realia Business SA....................................... 10,596         11,835
   Red Electrica Corporacion SA.............................    667         29,039
   Repsol YPF SA Sponsored ADR..............................  2,600         49,920
   Sacyr Vallehermoso SA....................................  2,745          4,961
  *Service Point Solutions SA...............................  9,921          1,828
  #Telefonica SA Sponsored ADR..............................  5,700         83,391
  *Tubacex SA...............................................  1,844          4,654
   Tubos Reunidos SA........................................  4,346         10,100
   Vidrala SA...............................................    371          9,034
   Viscofan SA..............................................    830         37,569
   Zardoya Otis SA..........................................  1,246         15,278
                                                                        ----------
TOTAL SPAIN.................................................             1,364,116
                                                                        ----------
SWEDEN -- (2.8%)
   Aarhuskarlshamn AB.......................................    500         16,846
   AF AB Series B...........................................  1,400         28,303
  #Alfa Laval AB............................................  1,044         20,825
  #Assa Abloy AB Series B...................................  1,322         38,479
   Atlas Copco AB Series A..................................    705         16,777
   Atlas Copco AB Series B..................................    777         16,317
   Axfood AB................................................    350         12,735
   B&B Tools AB Series B....................................    600          5,344
   Bilia AB Series A........................................  1,300         24,999
   Boliden AB...............................................  4,894         78,700
 #*Bure Equity AB...........................................  4,279         11,896
   Castellum AB.............................................    857         10,852
  *CDON Group AB............................................    450          3,310
  *Concentric AB............................................  2,000         18,010
   Duni AB..................................................  1,648         15,125
   Electrolux AB Series B...................................  2,487         55,455
 #*Eniro AB.................................................    399            654
   Fabege AB................................................  1,782         15,045
  *Hakon Invest AB..........................................    900         13,142
  #Haldex AB................................................  2,000         12,485
   Hennes & Mauritz AB Series B.............................  1,528         52,393
   Hexagon AB Series B......................................  2,797         56,671
   Hoganas AB Series B......................................    900         34,914
   Holmen AB Series B.......................................    995         26,429
   Husqvarna AB Series A....................................    841          4,836
   Husqvarna AB Series B....................................  3,600         20,728
   Industrial & Financial Systems AB Series B...............    854         14,639
   Intrum Justitia AB.......................................    596          9,033
   JM AB....................................................  1,200         22,229
  *Kungsleden AB............................................  1,161          7,145
  *Lindab International AB..................................    600          4,893
   Loomis AB Series B.......................................    664          8,975
  *Lundin Petroleum AB......................................  1,361         27,091

                                     1306

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SWEDEN -- (Continued)
   Millicom International Cellular SA SDR...................    184     $   19,475
   Modern Times Group AB Series B...........................    450         21,910
   NCC AB Series B..........................................  1,600         31,446
   NIBE Industrier AB Series B..............................    404          6,380
  *Nobia AB.................................................  4,200         16,850
   Nordea Bank AB........................................... 16,075        142,270
   Oriflame Cosmetics SA SDR................................    750         26,922
  *PA Resources AB..........................................  3,400            797
   Peab AB Series B.........................................    947          4,942
   Ratos AB Series B........................................  1,295         15,157
   Saab AB Series B.........................................  1,066         17,729
   Sandvik AB...............................................  1,412         22,324
   Scania AB Series B.......................................  1,157         23,643
   Securitas AB Series B....................................  3,324         30,441
   Skandinaviska Enskilda Banken AB Series A................ 11,668         78,614
   Skanska AB Series B......................................  2,968         48,336
   SKF AB Series B..........................................  1,600         37,907
   Skistar AB...............................................    883         10,518
   SSAB AB Series A.........................................  1,900         19,370
   SSAB AB Series B.........................................    700          6,184
   Svenska Cellulosa AB Series A............................    306          4,856
   Svenska Cellulosa AB Series B............................  6,476        102,662
   Svenska Handelsbanken AB Series A........................  2,994         96,911
   Swedbank AB Series A.....................................  5,862         96,768
   Tele2 AB Series B........................................  1,382         26,290
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR......... 19,000        189,905
   TeliaSonera AB........................................... 10,779         71,788
   Trelleborg AB Series B...................................  4,200         48,158
   Volvo AB Series A........................................  2,200         30,481
   Volvo AB Series B........................................  3,905         54,194
   Wihlborgs Fastigheter AB.................................  1,441         20,017
                                                                        ----------
TOTAL SWEDEN................................................             2,028,520
                                                                        ----------
SWITZERLAND -- (4.5%)
   ABB, Ltd. Sponsored ADR..................................  4,654         87,821
   Adecco SA................................................  1,236         60,296
  *Allreal Holding AG.......................................    202         31,681
   Aryzta AG................................................  1,642         82,712
   Ascom Holding AG.........................................  1,836         17,286
   Austriamicrosystems AG...................................    403         32,487
  *Autoneum Holding AG......................................    124          6,836
   Baloise Holding AG.......................................    927         71,791
   Bank Coop AG.............................................    462         31,543
   Bank Sarasin & Cie AG Series B...........................    700         21,606
   Banque Cantonale Vaudoise AG.............................     54         30,564
   Barry Callebaut AG.......................................     34         32,732
   Belimo Holdings AG.......................................      7         13,853
   Berner Kantonalbank AG...................................    107         30,058
  *BKW SA...................................................    158          6,093
  *Bobst Group AG...........................................    277          7,935
   Bucher Industries AG.....................................    173         34,253
   Burckhardt Compression Holding AG........................     85         23,521
  *Clariant AG..............................................  5,698         72,542
   Compagnie Financiere Richemont SA Series A...............  1,096         67,841
   Credit Suisse Group AG Sponsored ADR.....................  6,300        146,853
   Daetwyler Holding AG.....................................    297         25,529
  *Dufry AG.................................................    227         30,830
   EFG International AG.....................................  1,159         11,268
   Emmi AG..................................................     82         17,517
   EMS-Chemie Holding AG....................................     77         15,155
  *Energiedienst Holding AG.................................    604         30,398

                                     1307

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
SWITZERLAND -- (Continued)
   Flughafen Zuerich AG.....................................     73     $   27,184
   Forbo Holding AG.........................................     50         36,177
   GAM Holding AG...........................................  1,643         21,122
  *Gategroup Holding AG.....................................    383         12,989
   Geberit AG...............................................    144         30,447
   George Fisher AG.........................................     69         30,616
   Givaudan SA..............................................     77         74,750
   Gurit Holding AG.........................................     16          9,267
   Helvetia Holding AG......................................     96         34,433
   Holcim, Ltd..............................................  1,871        116,698
   Julius Baer Group, Ltd...................................  1,929         73,942
   Kaba Holding AG..........................................     21          8,227
  *Kudelski SA..............................................  1,531         11,356
   Kuehne & Nagel International AG..........................    127         15,444
  *Kuoni Reisen Holding AG Series B.........................     48         17,326
   Liechtensteinische Landesbank AG.........................     96          3,883
   Lindt & Spruengli AG.....................................      1         39,165
  *Logitech International SA................................  1,706         17,404
   Luzerner Kantonalbank AG.................................     48         17,453
   Metall Zug AG............................................      2          8,377
  *Meyer Burger Technology AG...............................    852         14,085
   Nestle SA................................................  4,725        289,592
  *OC Oerlikon Corp. AG.....................................  4,980         49,227
   Orell Fuessli Holding AG.................................     31          3,417
  *Panalpina Welttransport Holding AG.......................    158         15,423
   PubliGroupe SA...........................................     64          9,521
  *Rieters Holdings AG......................................    124         21,593
   Romande Energie Holding SA...............................      7          9,171
  *Schmolz & Bickenbach AG..................................    299          2,043
   Schweiter Technologies AG................................     16          9,451
   Schweizerische National-Versicherungs-Gesellschaft AG....    546         21,248
   SGS SA...................................................     17         32,866
   Sika AG..................................................     29         61,514
   St. Galler Kantonalbank AG...............................     84         34,005
   Sulzer AG................................................    460         66,249
   Swatch Group AG (7184725)................................     65         30,031
   Swatch Group AG (7184736)................................    360         28,778
   Swiss Life Holding AG....................................    610         62,395
  *Swiss Re, Ltd............................................  3,384        212,492
  #Swisscom AG..............................................     62         23,090
   Syngenta AG ADR..........................................    700         49,021
 #*Temenos Group AG.........................................    384          7,198
  *UBS AG................................................... 16,424        205,106
  *UBS AG ADR...............................................  4,600         56,902
   Valiant Holding AG.......................................    297         36,102
   Valora Holding AG........................................     83         17,405
   Vetropack Holding AG.....................................      1          1,885
 #*Von Roll Holding AG......................................  3,134          7,771
  *Vontobel Holdings AG.....................................    600         15,225
   Zehnder Group AG.........................................    360         26,506
   Zurich Insurance Group AG................................    905        221,728
                                                                        ----------
TOTAL SWITZERLAND...........................................             3,288,301
                                                                        ----------
UNITED KINGDOM -- (18.4%)
   Aberdeen Asset Management P.L.C.......................... 14,243         65,345
   Admiral Group P.L.C......................................    417          8,197
   Aegis Group P.L.C........................................ 18,237         52,619
  *Afren P.L.C.............................................. 19,242         42,127
   Aga Rangemaster Group P.L.C..............................  1,374          1,785
   Aggreko P.L.C............................................    836         30,556
   Amec P.L.C...............................................  3,699         68,309

                                     1308

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
UNITED KINGDOM -- (Continued)
   Amlin P.L.C..............................................  9,055     $ 48,497
   Anglo American P.L.C.....................................  6,671      257,800
   Anglo Pacific Group P.L.C................................  2,760       14,340
   Anite P.L.C..............................................  6,078       12,225
   Antofagasta P.L.C........................................  2,036       40,269
   ARM Holdings P.L.C. Sponsored ADR........................  1,200       30,396
   Ashtead Group P.L.C...................................... 14,650       58,743
   Associated British Foods P.L.C...........................  3,325       65,801
   Aveva Group P.L.C........................................  1,057       28,621
   Aviva P.L.C.............................................. 31,314      156,726
   Babcock International Group P.L.C........................  4,258       57,471
   BAE Systems P.L.C........................................ 22,377      107,236
   Balfour Beatty P.L.C.....................................  9,061       38,397
   Barclays P.L.C. Sponsored ADR............................ 13,100      186,544
  *Barratt Developments P.L.C............................... 21,555       46,784
   BBA Aviation P.L.C....................................... 10,853       34,807
   Beazley P.L.C............................................ 13,422       30,897
   Bellway P.L.C............................................  2,995       38,271
   Berendsen P.L.C..........................................  4,657       38,944
  *Berkeley Group Holdings P.L.C. (The).....................  2,238       46,536
   BG Group P.L.C. Sponsored ADR............................  7,000      164,990
   BHP Billiton P.L.C. ADR..................................  1,500       96,540
   Bodycote P.L.C...........................................  4,899       33,834
   Bovis Homes Group P.L.C..................................  1,341       10,062
   BP P.L.C. Sponsored ADR.................................. 18,271      793,144
   Brewin Dolphin Holdings P.L.C............................  8,248       21,889
   British Sky Broadcasting Group P.L.C. Sponsored ADR......    650       28,718
   Britvic P.L.C............................................  2,726       16,913
  #BT Group P.L.C. Sponsored ADR............................  2,400       82,224
   Bunzl P.L.C..............................................  3,497       58,103
   Burberry Group P.L.C.....................................  1,344       32,396
   Cable & Wireless Communications P.L.C.................... 46,271       24,764
   Cable & Wireless Worldwide P.L.C......................... 43,712       25,173
  *Cairn Energy P.L.C.......................................  3,070       17,199
   Capita P.L.C.............................................  2,990       32,202
   Carillion P.L.C..........................................  9,492       44,959
   Carnival P.L.C...........................................    367       11,921
   Carnival P.L.C. ADR......................................  1,300       42,276
   Catlin Group, Ltd........................................  6,182       42,354
  *Centamin P.L.C...........................................  1,892        2,112
   Centrica P.L.C........................................... 14,387       71,583
   Chemring Group P.L.C.....................................    722        3,827
   Chesnara P.L.C...........................................  3,877       11,085
   Close Brothers Group P.L.C...............................  2,952       35,338
   Cobham P.L.C............................................. 11,022       40,528
   Compass Group P.L.C......................................  8,172       85,433
   Computacenter P.L.C......................................  3,281       22,115
   Cookson Group P.L.C......................................  5,870       69,149
   Cranswick P.L.C..........................................    855       11,172
   Croda International P.L.C................................  1,303       47,193
   CSR P.L.C................................................  2,830       10,591
   Daily Mail & General Trust P.L.C. Series A...............  4,069       27,499
   Dairy Crest Group P.L.C..................................  2,589       12,651
   De La Rue P.L.C..........................................  1,308       20,723
   Debenhams P.L.C.......................................... 22,081       29,608
   Dignity P.L.C............................................    576        7,855
  *Dixons Retail P.L.C...................................... 49,297       14,256
   Domino Printing Sciences P.L.C...........................  2,941       28,545
   Drax Group P.L.C.........................................  4,837       42,621
   DS Smith P.L.C........................................... 21,868       59,569
  *DTZ Holdings P.L.C.......................................  2,791           --

                                     1309

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
UNITED KINGDOM -- (Continued)
   E2V Technologies P.L.C...................................  3,334     $  7,944
   easyJet P.L.C............................................  2,947       23,727
   Elementis P.L.C..........................................  5,496       18,558
  *EnQuest P.L.C............................................  8,083       16,629
  *Enterprise Inns P.L.C.................................... 11,823       11,805
   Eurasian Natural Resources Corp. P.L.C...................    145        1,322
  *Evraz P.L.C..............................................  3,308       19,868
   Experian P.L.C...........................................  3,075       48,567
   F&C Asset Management P.L.C...............................  6,813        7,447
   Fenner P.L.C.............................................  3,512       25,702
   Filtrona P.L.C...........................................  4,670       35,214
  *Findel P.L.C............................................. 16,824          980
   Firstgroup P.L.C.........................................  8,640       27,318
   G4S P.L.C................................................ 22,582      102,455
  *Gem Diamonds, Ltd........................................  2,700       11,363
   GKN P.L.C................................................ 24,867       82,247
   Go-Ahead Group P.L.C.....................................    487        9,013
   Greggs P.L.C.............................................  1,490       12,130
   Halfords Group P.L.C.....................................  4,424       19,756
   Halma P.L.C..............................................  7,034       46,258
   Hays P.L.C...............................................  7,814       11,339
   Helical Bar P.L.C........................................  3,459       10,654
  *Helphire P.L.C...........................................  4,847          123
   Henderson Group P.L.C.................................... 12,095       23,797
   Hill & Smith Holdings P.L.C..............................  4,285       22,956
   Hiscox, Ltd..............................................  6,571       42,498
   Home Retail Group P.L.C..................................  5,486        9,491
   Homeserve P.L.C..........................................  2,825       11,578
  *Howden Joinery Group P.L.C...............................  7,492       14,857
  #HSBC Holdings P.L.C. Sponsored ADR....................... 20,791      939,129
   Hunting P.L.C............................................  2,655       40,996
   Huntsworth P.L.C.........................................  9,410        7,259
   ICAP P.L.C...............................................  9,292       57,274
   IG Group Holdings P.L.C..................................  3,093       23,241
   IMI P.L.C................................................  2,813       45,188
   Inchcape P.L.C........................................... 10,165       60,391
   Informa P.L.C............................................ 10,074       67,801
  *Inmarsat P.L.C...........................................  3,198       22,820
  *Innovation Group P.L.C................................... 32,087       11,086
   Intercontinental Hotels Group P.L.C. ADR.................  1,600       38,208
   Intermediate Capital Group P.L.C.........................  2,962       12,348
  *International Consolidated Airlines Group SA............. 16,331       46,771
   International Personal Finance P.L.C.....................  5,305       23,046
   International Power P.L.C................................  2,496       16,884
   Interserve P.L.C.........................................  2,216       10,285
   Intertek Group P.L.C.....................................  1,135       46,341
   Invensys P.L.C...........................................  5,798       20,916
   Investec P.L.C........................................... 10,261       59,178
  *IP Group P.L.C...........................................  4,973       11,744
   ITV P.L.C................................................ 22,994       31,245
   Jardine Lloyd Thompson Group P.L.C.......................  1,972       22,504
   JD Wetherspoon P.L.C.....................................    229        1,507
  *JJB Sports P.L.C.........................................  1,015          214
   JKX Oil & Gas P.L.C......................................  3,242        7,221
  *John Wood Group P.L.C....................................  5,173       65,689
   Johnson Matthey P.L.C....................................  1,656       62,185
  *Johnston Press P.L.C.....................................  9,724          916
   Kazakhmys P.L.C..........................................  2,842       39,894
   Kcom Group P.L.C......................................... 13,914       16,035
   Keller Group P.L.C.......................................  1,423       10,397
   Kesa Electricals P.L.C...................................  3,132        2,770

                                     1310

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
UNITED KINGDOM -- (Continued)
   Kingfisher P.L.C.........................................  26,248     $123,785
  *Kofax P.L.C..............................................   1,336        6,209
   Laird P.L.C..............................................   6,889       24,183
   Lamprell P.L.C...........................................   2,548       14,413
   Lancashire Holdings, Ltd.................................   2,692       35,188
  *Lloyds Banking Group P.L.C...............................  14,730        7,394
  *Lloyds Banking Group P.L.C. Sponsored ADR................  23,849       46,744
   Logica P.L.C.............................................  27,824       35,208
   London Stock Exchange Group P.L.C........................   2,568       45,340
   Lonmin P.L.C.............................................   3,027       51,378
   Lookers P.L.C............................................   4,741        4,849
   Low & Bonar P.L.C........................................   7,100        6,599
  *Man Group P.L.C..........................................   9,204       15,463
   Marks & Spencer Group P.L.C..............................  12,946       75,032
   Marshalls P.L.C..........................................   2,962        4,480
  *McBride P.L.C............................................   5,164       10,646
  *McBride P.L.C. Redeemable B Shares....................... 103,280          168
   Meggitt P.L.C............................................  14,533       96,374
   Melrose P.L.C............................................   4,124       29,264
   Michael Page International P.L.C.........................   4,900       33,110
  *Misys P.L.C..............................................   4,851       27,473
  *Mitchells & Butlers P.L.C................................   6,562       28,104
   Mitie Group P.L.C........................................   7,518       35,598
   Mondi P.L.C..............................................   6,514       60,570
   Morgan Crucible Co. P.L.C................................   3,198       16,875
   Morgan Sindall Group P.L.C...............................     778        8,418
   N Brown Group P.L.C......................................   2,652        9,867
   National Express Group P.L.C.............................  10,716       37,695
   National Grid P.L.C. Sponsored ADR.......................   1,305       70,587
   Next P.L.C...............................................     805       38,284
  *Northgate P.L.C..........................................   2,035        6,576
   Novae Group P.L.C........................................   2,345       14,090
   Old Mutual P.L.C.........................................  49,164      118,316
   Pace P.L.C...............................................   6,191        7,311
   Pearson P.L.C. Sponsored ADR.............................   7,614      144,209
  *Pendragon P.L.C..........................................  30,527        7,311
   Pennon Group P.L.C.......................................   3,952       47,187
   Persimmon P.L.C..........................................   6,696       68,294
   Petropavlovsk P.L.C......................................   3,030       23,510
   Phoenix IT Group, Ltd....................................   1,920        6,143
   Premier Farnell P.L.C....................................   3,194       11,146
  *Premier Foods P.L.C......................................  29,236        7,715
  *Premier Oil P.L.C........................................   7,044       42,866
   Prudential P.L.C. ADR....................................   6,900      169,119
   Psion P.L.C..............................................   4,455        3,989
  *Punch Taverns P.L.C......................................  12,288        1,951
   PZ Cussons P.L.C.........................................   1,245        6,717
   Qinetiq P.L.C............................................  15,195       37,740
  *Quintain Estates & Development P.L.C.....................  14,008        8,703
   Randgold Resources, Ltd..................................     235       20,859
   Rathbone Brothers P.L.C..................................     754       16,190
  #Reed Elsevier P.L.C. ADR.................................   1,125       37,181
   Regus P.L.C..............................................  13,221       22,919
   Renishaw P.L.C...........................................     991       23,313
  *Rentokil Initial P.L.C...................................  20,074       28,235
   Resolution, Ltd..........................................  25,695       93,342
   Rexam P.L.C..............................................  13,962       97,462
   Rio Tinto P.L.C..........................................     948       53,140
  #Rio Tinto P.L.C. Sponsored ADR...........................   3,700      207,459
  *Rolls-Royce Holdings P.L.C...............................  10,606      141,807
   Rotork P.L.C.............................................     944       33,824

                                     1311

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
UNITED KINGDOM -- (Continued)
  *Royal Bank of Scotland Group P.L.C. Sponsored ADR........    504     $    3,992
   Royal Dutch Shell P.L.C. ADR............................. 15,447      1,133,192
   RPS Group P.L.C..........................................  5,472         21,058
   RSA Insurance Group P.L.C................................ 54,564         93,036
   Sage Group P.L.C......................................... 21,589        100,304
   Sainsbury (J.) P.L.C..................................... 16,870         84,332
  *Salamander Energy P.L.C..................................  2,521         10,188
   Savills P.L.C............................................  4,011         23,285
   Schroders P.L.C..........................................  1,473         33,902
   Schroders P.L.C. Non-Voting..............................    871         15,914
   SDL P.L.C................................................  2,030         23,481
   Senior P.L.C.............................................  9,084         31,409
   Serco Group P.L.C........................................  5,235         46,131
   Severfield-Rowen P.L.C...................................  1,606          4,830
   Severn Trent P.L.C.......................................  1,705         46,758
   Shanks Group P.L.C....................................... 13,706         20,599
   SIG P.L.C................................................  8,856         15,144
  *Soco International P.L.C.................................  3,504         17,081
   Spectris P.L.C...........................................  2,415         73,943
   Speedy Hire P.L.C........................................  1,158            518
   Spirax-Sarco Engineering P.L.C...........................  1,339         50,130
   Spirent Communications P.L.C............................. 19,193         52,972
  *Spirit Pub Co. P.L.C..................................... 12,288         11,067
   SSE P.L.C................................................  3,985         85,452
   St. James's Place P.L.C..................................  4,098         21,995
   St. Modwen Properties P.L.C..............................  3,552          9,676
   Stagecoach Group P.L.C...................................  8,475         34,120
   Standard Chartered P.L.C................................. 11,168        273,009
   Standard Life P.L.C...................................... 26,082         94,652
   TalkTalk Telecom Group P.L.C.............................  5,939         12,291
   Tate & Lyle P.L.C........................................  6,232         69,856
  *Taylor Wimpey P.L.C...................................... 71,079         57,975
  *Telecity Group P.L.C.....................................  2,044         26,789
   Tesco P.L.C.............................................. 30,031        154,740
   Thomas Cook Group P.L.C.................................. 17,383          6,351
   Travis Perkins P.L.C.....................................  3,852         65,718
  *Trinity Mirror P.L.C.....................................  7,656          4,040
   TT electronics P.L.C.....................................  3,593         11,081
   TUI Travel P.L.C.........................................  7,598         23,562
   Tullett Prebon P.L.C.....................................  1,416          7,894
   Tullow Oil P.L.C.........................................  2,740         68,359
   UBM P.L.C................................................  5,369         51,382
  *UK Coal P.L.C............................................  5,854          1,887
   Ultra Electronics Holdings P.L.C.........................    795         21,734
   Umeco P.L.C..............................................  1,615         15,099
   Unilever P.L.C. Sponsored ADR............................  1,800         61,776
   United Utilities Group P.L.C.............................  4,818         48,344
   Vedanta Resources P.L.C..................................  1,465         29,036
   Vodafone Group P.L.C. Sponsored ADR...................... 28,773        800,753
   Weir Group P.L.C. (The)..................................    657         18,187
   WH Smith P.LC............................................  4,107         35,129
   Whitbread P.L.C..........................................  2,971         92,943
   William Morrison Supermarkets P.L.C...................... 20,251         92,239
  *Wincanton P.L.C..........................................  2,286          1,893
   Wolseley P.L.C...........................................  1,648         62,742
   Wolseley P.L.C. ADR......................................  2,900         10,962
   WPP P.L.C. Sponsored ADR.................................  2,100        142,422
   WS Atkins P.L.C..........................................  1,777         20,986
   WSP Group P.L.C..........................................  1,365          5,570
  *Xchanging P.L.C..........................................  2,042          3,350
   Xstrata P.L.C............................................ 11,296        216,946

                                     1312

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
UNITED KINGDOM -- (Continued)
  *Yell Group P.L.C.........................................    24,812 $     1,571
                                                                       -----------
TOTAL UNITED KINGDOM........................................            13,522,135
                                                                       -----------
TOTAL COMMON STOCKS.........................................            64,903,986
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
  *Rolls-Royce Holdings P.L.C............................... 1,124,236       1,825
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Tessenderlo Chemie NV STRIP VVPR.........................        79          21
                                                                       -----------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12.......................       250         236
                                                                       -----------
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Rights 04/30/12.......         6           1
                                                                       -----------
TOTAL RIGHTS/WARRANTS.......................................                   258
                                                                       -----------

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT      VALUE+
                                                                  ---------- -----------
                                                                    (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S) @ DFA Short Term Investment Fund.............................  6,000,000   6,000,000
        @ Repurchase Agreement, Deutsche Bank Securities,
          Inc. 0.21%, 05/01/12 (Collateralized by FHLMC
          2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
          valued at $2,690,085) to be repurchased at
          $2,637,353............................................. $    2,637   2,637,338
                                                                             -----------
TOTAL SECURITIES LENDING COLLATERAL..............................              8,637,338
                                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $95,037,742).............................................            $73,543,407
                                                                             ===========

                                     1313

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES      VALUE+
                                                             ------     --------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (15.5%)
  *1-800-FLOWERS.COM, Inc. Class A..........................  3,522     $ 10,496
   A.H. Belo Corp. Class A..................................  5,125       22,601
   Acme United Corp.........................................    100        1,089
  *Aldila, Inc..............................................  1,900        5,472
  #American Greetings Corp. Class A.........................  3,700       59,200
  *America's Car-Mart, Inc..................................  2,406      110,532
  *Archipelago Learning, Inc................................  2,795       30,941
  *Arctic Cat, Inc..........................................  3,100      137,144
   Ark Restaurants Corp.....................................    411        6,270
  *Asbury Automotive Group, Inc.............................  4,388      122,513
  *Ascent Capital Group, Inc. Class A.......................  1,823       93,885
  *Ballantyne Strong, Inc...................................  1,479        9,347
 #*Barnes & Noble, Inc......................................  8,800      182,600
   Bassett Furniture Industries, Inc........................  2,400       25,776
  *Beasley Broadcast Group, Inc. Class A....................  1,850        9,435
  *Beazer Homes USA, Inc.................................... 13,982       43,344
   bebe stores, inc.........................................  3,532       28,962
   Belo Corp. Class A.......................................  5,400       36,396
   Benihana, Inc............................................  2,206       30,421
   Big 5 Sporting Goods Corp................................    547        4,578
  *Biglari Holdings, Inc....................................    310      125,962
  *Bluegreen Corp...........................................  8,286       43,916
   Blyth, Inc...............................................    838       73,719
   Bob Evans Farms, Inc.....................................  6,934      265,156
  #Books-A-Million, Inc.....................................  2,707        8,635
   Bowl America, Inc. Class A...............................    120        1,593
 #*Boyd Gaming Corp.........................................  6,094       46,863
  #Brown Shoe Co., Inc...................................... 10,200       92,922
  *Build-A-Bear Workshop, Inc...............................  4,475       20,182
  *Cabela's, Inc............................................ 11,300      427,253
  *Cache, Inc...............................................  2,990       18,658
   Callaway Golf Co.........................................  8,909       54,612
  *Cambium Learning Group, Inc..............................  2,293        5,205
  *Canterbury Park Holding Corp.............................    332        3,781
   Carriage Services, Inc...................................  4,499       33,743
  *Casual Male Retail Group, Inc............................  4,600       14,444
  *Cavco Industries, Inc....................................  1,469       75,800
 #*Central European Media Enterprises, Ltd. Class A.........  3,200       25,312
  *Charles & Colvard, Ltd...................................    863        3,668
  *Charming Shoppes, Inc.................................... 24,140      142,426
   Christopher & Banks Corp.................................  4,071        7,613
   Churchill Downs, Inc.....................................  3,200      189,952
  *Clear Channel Outdoor Holdings, Inc. Class A.............  4,900       37,093
  *Coast Distribution System, Inc. (The)....................    800        1,816
  *Cobra Electronics Corp...................................  1,000        5,090
  *Collective Brands, Inc................................... 11,000      228,470
  #Columbia Sportswear Co...................................  1,400       65,940
  *Conn's, Inc..............................................  7,864      128,576
   Core-Mark Holding Co., Inc...............................  3,111      120,085
 #*Corinthian Colleges, Inc.................................  4,776       18,340
   CSS Industries, Inc......................................  2,542       48,679
  *Cumulus Media, Inc. Class A..............................    179          650
   D.R. Horton, Inc......................................... 13,274      217,030
  *dELiA*s, Inc.............................................  4,300        6,622
  *Delta Apparel, Inc.......................................  1,640       23,468
  *Digital Generation, Inc..................................    400        3,712
  #Dillard's, Inc. Class A..................................  7,314      472,192
  *DineEquity, Inc..........................................  1,100       53,438

                                     1314

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Discretionary -- (Continued)
  *Dixie Group, Inc. (The)..................................  3,300     $ 12,804
  *Dorman Products, Inc.....................................    283       13,522
   Dover Downs Gaming & Entertainment, Inc..................    937        2,530
  *Dover Motorsports, Inc...................................  3,360        4,872
 #*DreamWorks Animation SKG, Inc. Class A...................    284        5,115
  *Duckwall-ALCO Stores, Inc................................  1,100        8,811
  *E.W. Scripps Co. Class A (The)...........................  8,143       74,590
  *EDCI Holdings, Inc.......................................  1,611        7,958
 #*Education Management Corp................................    848       10,515
  *Emerson Radio Corp.......................................  2,800        5,684
  *Entercom Communications Corp.............................  2,272       14,064
   Escalade, Inc............................................    794        4,637
  *Federal-Mogul Corp.......................................  9,173      118,607
  *Fisher Communications, Inc...............................  1,403       46,004
   Flexsteel Industries, Inc................................    600       12,006
   Foot Locker, Inc......................................... 12,152      371,730
   Fred's, Inc. Class A.....................................  8,726      124,956
  *Fuel Systems Solutions, Inc..............................    922       21,621
  *Full House Resorts, Inc..................................  1,609        4,907
  *Furniture Brands International, Inc...................... 14,606       23,077
  *Gaiam, Inc. Class A......................................    955        3,772
  #GameStop Corp. Class A................................... 13,945      317,388
   Gaming Partners International Corp.......................    300        2,031
   Gannett Co., Inc......................................... 15,432      213,270
  *Gaylord Entertainment Co.................................  6,157      193,822
  *Genesco, Inc.............................................  2,112      158,400
  *G-III Apparel Group, Ltd.................................  1,941       52,116
  *Golfsmith International Holdings, Inc....................  1,600        7,488
  *Gray Television, Inc..................................... 11,264       20,275
  *Gray Television, Inc. Class A............................    700        1,085
  *Great Wolf Resorts, Inc..................................  8,271       64,845
   Group 1 Automotive, Inc..................................  5,918      342,534
   Harte-Hanks, Inc.........................................  3,148       26,443
  *Hastings Entertainment, Inc..............................  3,200        6,496
   Haverty Furniture Cos., Inc..............................  4,608       55,296
  *Heelys, Inc..............................................  2,100        5,103
  *Helen of Troy, Ltd.......................................  7,600      262,960
 -*Here Media, Inc..........................................    340            3
 -*Here Media, Inc. Special Shares..........................    340            3
 #*hhgregg, Inc.............................................  1,188       12,426
  *Hollywood Media Corp.....................................  1,384        1,522
   Hooker Furniture Corp....................................  2,723       32,240
   Hot Topic, Inc...........................................  4,834       47,373
  *Iconix Brand Group, Inc..................................  9,795      150,255
   International Speedway Corp. Class A.....................  3,800      101,422
  *Isle of Capri Casinos, Inc...............................  4,568       28,550
  *J. Alexander's Corp......................................  2,399       20,607
   JAKKS Pacific, Inc.......................................  7,598      144,894
   Jarden Corp.............................................. 12,066      505,927
  *Johnson Outdoors, Inc. Class A...........................  2,467       45,565
   Jones Group, Inc. (The).................................. 17,199      192,973
  *Journal Communications, Inc. Class A..................... 10,623       44,510
   KB Home..................................................  4,400       38,192
  *Kenneth Cole Productions, Inc. Class A...................  2,409       38,375
  *Kid Brands, Inc..........................................  3,700        8,695
  *Kirkland's, Inc..........................................  1,259       18,432
 #*K-Swiss, Inc. Class A....................................  2,710        9,973
   Lacrosse Footwear, Inc...................................  1,500       19,350
  *Lakeland Industries, Inc.................................  2,120       22,154
  *Lazare Kaplan International, Inc.........................  1,563        3,986
  *La-Z-Boy, Inc............................................  3,691       55,623

                                     1315

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Consumer Discretionary -- (Continued)
  *LeapFrog Enterprises, Inc................................  8,500     $ 79,390
  *Lee Enterprises, Inc.....................................  6,308        7,128
  #Lennar Corp. Class A..................................... 25,500      707,370
   Lennar Corp. Class B Voting..............................  2,960       66,985
  *Life Time Fitness, Inc...................................    300       13,968
   Lifetime Brands, Inc.....................................  2,974       34,647
   Lithia Motors, Inc. Class A..............................  5,052      135,545
  *Live Nation Entertainment, Inc........................... 20,165      182,695
  *Luby's, Inc..............................................  7,944       48,617
  *M/I Homes, Inc...........................................  3,540       47,082
   Mac-Gray Corp............................................  3,700       55,130
  *Madison Square Garden Co. Class A (The)..................  5,458      196,324
   Marcus Corp..............................................  4,964       62,100
  *MarineMax, Inc...........................................  6,061       64,610
  *McClatchy Co. Class A (The)..............................  4,785       13,015
  #MDC Holdings, Inc........................................  5,405      151,935
 #*Media General, Inc. Class A..............................  5,800       20,706
   Men's Wearhouse, Inc. (The)..............................  5,400      200,016
  #Meredith Corp............................................  2,005       57,804
  *Meritage Homes Corp......................................  3,075       87,299
  *Modine Manufacturing Co.................................. 10,307       81,425
  *Mohawk Industries, Inc...................................  7,687      515,183
  *Monarch Casino & Resort, Inc.............................  2,145       20,764
  *Motorcar Parts of America, Inc...........................    759        5,738
   Movado Group, Inc........................................  4,151      117,681
  *MTR Gaming Group, Inc....................................  5,500       27,995
  *Multimedia Games Holding Co., Inc........................  6,093       69,216
  *Nautilus, Inc............................................  5,568       14,421
  *Navarre Corp.............................................  4,987        9,026
  *Office Depot, Inc........................................  5,132       15,601
  *OfficeMax, Inc...........................................  1,924        8,947
  *Orient-Express Hotels, Ltd. Class A......................  9,569      102,293
   Outdoor Channel Holdings, Inc............................  3,987       29,504
  *Pacific Sunwear of California, Inc.......................  1,355        1,992
   Penske Automotive Group, Inc.............................  6,185      163,531
   Pep Boys--Manny, Moe & Jack (The)........................ 12,600      188,118
  *Perfumania Holdings, Inc.................................  1,390       11,176
  *Perry Ellis International, Inc...........................  3,564       66,682
  *Pinnacle Entertainment, Inc.............................. 11,600      128,760
  *Point.360................................................    400          252
  *PulteGroup, Inc.......................................... 18,400      181,056
  *Quiksilver, Inc.......................................... 19,344       66,930
   R.G. Barry Corp..........................................    385        4,905
 #*Radio One, Inc. Class D..................................  3,383        3,789
  #RadioShack Corp..........................................  3,671       19,016
  *Reading International, Inc. Class A......................  1,086        5,387
  *Red Lion Hotels Corp.....................................  4,230       35,278
  *Red Robin Gourmet Burgers, Inc...........................  2,000       71,320
   Regis Corp............................................... 13,290      243,872
   Rent-A-Center, Inc.......................................  9,000      307,890
  *Rick's Cabaret International, Inc........................  1,800       16,686
  *Rocky Brands, Inc........................................  1,900       26,885
  *Ruby Tuesday, Inc........................................  7,564       51,435
   Ryland Group, Inc. (The).................................  9,200      207,092
  *Saga Communications, Inc. Class A........................  1,743       65,641
 #*Saks, Inc................................................  9,123       99,988
   Salem Communications Corp. Class A.......................  4,900       26,264
   Scholastic Corp..........................................  6,926      211,589
  *School Specialty, Inc....................................  4,794       15,676
   Service Corp. International.............................. 23,800      275,604
   Shiloh Industries, Inc...................................  5,891       54,138

                                     1316

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Consumer Discretionary -- (Continued)
  *Shoe Carnival, Inc.......................................  5,210     $   101,273
 #*Skechers U.S.A., Inc. Class A............................  2,739          51,137
   Skyline Corp.............................................  1,691           9,284
  *Smith & Wesson Holding Corp..............................  2,500          20,625
  #Sonic Automotive, Inc. Class A...........................  5,487          92,291
   Spartan Motors, Inc......................................  5,354          23,290
   Speedway Motorsports, Inc................................ 10,592         180,700
  *Sport Chalet, Inc. Class A...............................  4,484           5,874
  *Sport Chalet, Inc. Class B...............................    150             253
   Stage Stores, Inc........................................  6,632         101,271
   Standard Motor Products, Inc.............................  5,844          88,069
  *Stanley Furniture Co., Inc...............................  3,305          14,872
  *Stein Mart, Inc..........................................  3,381          21,706
  *Steinway Musical Instruments, Inc........................  2,578          64,991
   Stewart Enterprises, Inc. Class A........................ 19,953         126,103
   Superior Industries International, Inc...................  5,967         102,095
   Superior Uniform Group, Inc..............................  2,295          26,966
  *Systemax, Inc............................................  1,685          28,931
  *Tandy Brands Accessories, Inc............................  2,500           4,225
  #Thor Industries, Inc.....................................    219           7,409
  *Toll Brothers, Inc....................................... 12,877         327,076
  *Trans World Entertainment Corp...........................  8,600          19,178
  *Tuesday Morning Corp.....................................  1,300           5,252
  *Unifi, Inc...............................................  4,872          54,177
  *Universal Electronics, Inc...............................  1,453          24,585
   Vail Resorts, Inc........................................    272          11,092
   Value Line, Inc..........................................    137           1,667
  *VOXX International Corp..................................  4,853          61,585
  #Washington Post Co. Class B..............................    610         230,684
  *Wells-Gardner Electronics Corp...........................  1,121           2,298
   Wendy's Co. (The)........................................ 45,237         220,304
  *West Marine, Inc.........................................  6,279          73,527
  *Wet Seal, Inc. Class A (The).............................  3,585          11,795
   Weyco Group, Inc.........................................    335           8,171
   Whirlpool Corp...........................................  1,932         123,687
  *WMS Industries, Inc......................................  4,155         101,839
 #*Zale Corp................................................  3,300           9,042
                                                                        -----------
Total Consumer Discretionary................................             16,406,438
                                                                        -----------
Consumer Staples -- (4.6%)
   Alico, Inc...............................................    492          11,188
  *Alliance One International, Inc.......................... 13,409          47,468
   Andersons, Inc. (The)....................................  2,900         146,160
   Cal-Maine Foods, Inc.....................................  2,400          86,472
 #*Central European Distribution Corp.......................  5,300          25,864
  *Central Garden & Pet Co..................................  2,954          31,253
  *Central Garden & Pet Co. Class A.........................  7,918          84,643
  *Chiquita Brands International, Inc....................... 10,547          89,650
   Coca-Cola Bottling Co. Consolidated......................    715          45,867
  *Constellation Brands, Inc. Class A....................... 19,857         428,911
  *Craft Brew Alliance, Inc.................................  3,112          23,962
 #*Dole Food Co., Inc.......................................  4,010          34,005
  *Farmer Bros. Co..........................................  4,400          40,040
   Fresh Del Monte Produce, Inc.............................  8,510         197,177
   Golden Enterprises, Inc..................................    678           2,373
   Griffin Land & Nurseries, Inc............................    390           9,391
  *Hain Celestial Group, Inc (The).......................... 11,600         548,680
  *Harbinger Group, Inc.....................................  1,600           8,256
  *Imperial Sugar Co........................................  2,726          11,040
   Ingles Markets, Inc. Class A.............................  2,239          38,936
   Inter Parfums, Inc.......................................    779          12,269

                                     1317

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Consumer Staples -- (Continued)
  *John B. Sanfilippo & Son, Inc............................  1,796     $   25,970
  *Mannatech, Inc...........................................    682          3,096
   MGP Ingredients, Inc.....................................  4,280         19,902
   Nash-Finch Co............................................  3,213         80,646
  *Natural Alternatives International, Inc..................    600          3,954
  *Nutraceutical International Corp.........................  2,600         39,858
   Oil-Dri Corp. of America.................................    882         18,663
  *Omega Protein Corp.......................................  4,830         34,583
   Orchids Paper Products Co................................    500          9,000
  *Pantry, Inc. (The).......................................  5,960         76,050
  *Physicians Formula Holdings, Inc.........................  2,630          8,153
  *Pilgrim's Pride Corp.....................................    242          1,728
  *Post Holdings, Inc.......................................  2,942         87,524
  *Prestige Brands Holdings, Inc............................ 11,035        187,485
  *Ralcorp Holdings, Inc....................................  5,885        428,487
  #Sanderson Farms, Inc.....................................    609         31,430
  *Seneca Foods Corp. Class A...............................    889         20,705
  *Smart Balance, Inc....................................... 10,495         61,920
  *Smithfield Foods, Inc.................................... 24,627        516,182
   Snyders-Lance, Inc.......................................  3,100         80,228
   Spartan Stores, Inc......................................  5,070         92,426
  *Spectrum Brands Holdings, Inc............................  4,989        172,170
   Stephan Co. (The)........................................    200            520
  #SUPERVALU, Inc........................................... 23,954        142,287
  *Susser Holdings Corp.....................................  2,447         65,310
  *TreeHouse Foods, Inc.....................................  4,806        276,393
  #Universal Corp...........................................  3,612        165,538
   Village Super Market, Inc................................    691         19,072
   Weis Markets, Inc........................................  6,017        268,358
                                                                        ----------
Total Consumer Staples......................................             4,861,243
                                                                        ----------
Energy -- (5.8%)
   Adams Resources & Energy, Inc............................    489         29,697
   Alon USA Energy, Inc.....................................  6,173         55,804
  *Approach Resources, Inc..................................     50          1,794
  *Barnwell Industries, Inc.................................    480          1,514
  *Basic Energy Services, Inc...............................    941         13,550
  #Berry Petroleum Co. Class A..............................    202          9,201
 #*Bill Barrett Corp........................................  4,418        105,944
   Bolt Technology Corp.....................................  1,400         19,978
 #*BPZ Resources, Inc.......................................  8,600         34,830
   Bristow Group, Inc.......................................  5,612        274,146
  *Cal Dive International, Inc.............................. 10,675         41,312
  *Callon Petroleum Co......................................    701          4,073
 #*Carrizo Oil & Gas, Inc...................................    300          8,412
  *Clayton Williams Energy, Inc.............................     36          2,647
  *Comstock Resources, Inc..................................  2,107         37,020
  *Crimson Exploration, Inc.................................  3,800         20,710
  *CVR Energy, Inc..........................................  3,801        115,398
  *Dawson Geophysical Co....................................  2,215         59,473
   Delek US Holdings, Inc...................................  6,670        108,721
   DHT Holdings, Inc........................................  3,652          2,922
 -*DHT Holdings, Inc........................................     14          4,027
  *Double Eagle Petroleum Co................................  1,300          7,137
  *Endeavour International Corp.............................    844         10,533
  *Energy Partners, Ltd.....................................  3,328         54,180
  *ENGlobal Corp............................................  2,200          4,400
  *Exterran Holdings, Inc...................................  8,909        120,361
 #*Forest Oil Corp..........................................  2,210         29,437
  *Geokinetics, Inc.........................................  2,700          4,779
  *GeoMet, Inc..............................................  3,300          1,716

                                     1318

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Energy -- (Continued)
  *GeoResources, Inc........................................    496     $   18,704
  *Green Plains Renewable Energy, Inc.......................  6,100         48,739
   Gulf Island Fabrication, Inc.............................  2,703         75,738
  *Gulfmark Offshore, Inc. Class A..........................  3,261        157,082
  *Harvest Natural Resources, Inc...........................  7,276         50,059
  *Helix Energy Solutions Group, Inc........................ 12,577        256,697
  *Hercules Offshore, Inc................................... 14,732         74,839
  *HKN, Inc.................................................  5,668         12,923
  *Hornbeck Offshore Services, Inc..........................  3,855        160,484
 #*Lucas Energy, Inc........................................  3,400          6,324
  *Magnum Hunter Resources Corp.............................  1,127          6,999
  *Matrix Service Co........................................  3,500         47,775
  *Mexco Energy Corp........................................    100            725
  *Mitcham Industries, Inc..................................    563         13,377
  *Nabors Industries, Ltd................................... 16,169        269,214
  *Natural Gas Services Group, Inc..........................  2,866         37,373
  *Newpark Resources, Inc................................... 10,374         65,979
  #Overseas Shipholding Group, Inc..........................  1,400         16,380
  *Parker Drilling Co....................................... 17,533         90,646
 #*Patriot Coal Corp........................................    268          1,562
   Patterson-UTI Energy, Inc................................ 12,700        205,359
   Penn Virginia Corp.......................................  3,600         18,432
  *Petroleum Development Corp...............................  4,960        170,574
  *PHI, Inc. Non-Voting.....................................  3,000         79,890
  *Pioneer Drilling Co...................................... 14,053        110,738
  *Plains Exploration & Production Co.......................    580         23,693
  *REX American Resources Corp..............................  2,075         57,560
  *Rex Energy Corp..........................................  2,000         21,020
  *Rowan Cos., Inc.......................................... 14,450        498,958
  *SEACOR Holdings, Inc.....................................  3,280        304,810
  *Stone Energy Corp........................................  1,563         43,842
  *Superior Energy Services, Inc............................  3,100         83,452
  *Swift Energy Co..........................................  8,400        254,100
   Teekay Corp..............................................  6,873        248,115
  *Tesco Corp...............................................    300          4,899
  *Tesoro Corp.............................................. 15,807        367,513
  *TETRA Technologies, Inc..................................  8,631         75,176
   Tidewater, Inc...........................................  5,700        313,671
  *Triangle Petroleum Corp..................................  1,883         12,258
  *Union Drilling, Inc......................................  6,400         35,648
  *Unit Corp................................................  5,926        250,374
 #*USEC, Inc................................................ 28,283         23,803
  *VAALCO Energy, Inc.......................................  4,200         38,094
  *Warren Resources, Inc....................................  1,757          5,429
   Western Refining, Inc.................................... 11,599        220,961
  *Willbros Group, Inc......................................  4,875         26,325
                                                                        ----------
Total Energy................................................             6,090,029
                                                                        ----------
Financials -- (25.5%)
   1st Source Corp..........................................  7,021        159,306
  *1st United Bancorp, Inc..................................  2,700         16,362
  *21st Century Holding Co..................................  2,400         10,584
   Access National Corp.....................................    380          4,849
  *Affirmative Insurance Holdings, Inc......................  4,200          2,120
  *Allegheny Corp...........................................    182         62,408
   Alliance Financial Corp..................................    474         14,462
   Allied World Assurance Co. Holdings, Ltd.................  3,850        277,046
   Alterra Capital Holdings, Ltd............................  7,769        185,912
  *American Capital, Ltd.................................... 24,600        244,278
   American Equity Investment Life Holding Co...............  6,000         73,560
   American Financial Group, Inc............................ 12,615        490,976

                                     1319

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
   American National Bankshares, Inc........................    560     $ 13,121
   American National Insurance Co...........................  2,880      202,176
  *American Safety Insurance Holdings, Ltd..................  2,457       46,511
  *Ameris Bancorp...........................................  4,419       54,796
  *AMERISAFE, Inc...........................................  3,400       90,848
  *AmeriServ Financial, Inc.................................  6,300       18,585
  *Arch Capital Group, Ltd.................................. 11,238      441,429
   Argo Group International Holdings, Ltd...................  5,310      153,247
   Aspen Insurance Holdings, Ltd............................  6,308      178,643
   Associated Banc-Corp..................................... 24,100      321,253
   Assurant, Inc............................................ 16,700      673,678
   Assured Guaranty, Ltd....................................  8,464      120,020
   Astoria Financial Corp...................................  2,500       24,225
   Auburn National Bancorporation, Inc......................     44          983
  *AV Homes, Inc............................................  1,618       20,176
   Axis Capital Holdings, Ltd............................... 11,883      404,260
   Baldwin & Lyons, Inc. Class B............................  3,050       66,399
   Bancfirst Corp...........................................  1,600       66,720
  *Bancorp, Inc.............................................  3,093       31,765
   BancorpSouth, Inc........................................  1,141       15,369
  *BancTrust Financial Group, Inc...........................  4,257        8,982
   Bank Mutual Corp.........................................  7,255       28,295
   Bank of Commerce Holdings................................  1,233        5,253
  *BankAtlantic Bancorp, Inc. Class A.......................  2,035       11,416
   BankFinancial Corp.......................................  5,991       39,900
   Banner Corp..............................................  3,197       70,174
   Bar Harbor Bankshares....................................     74        2,738
  *BBCN Bancorp, Inc........................................  4,812       52,836
  #BCB Bancorp, Inc.........................................    194        2,010
  *Beneficial Mutual Bancorp, Inc...........................  8,224       71,302
   Berkshire Hills Bancorp, Inc.............................  6,204      140,769
  *BofI Holding, Inc........................................  2,382       42,328
   Boston Private Financial Holdings, Inc................... 13,691      127,600
   Brookline Bancorp, Inc...................................  6,837       61,396
   Bryn Mawr Bank Corp......................................    169        3,632
   Calamos Asset Management, Inc............................    500        6,460
   California First National Bancorp........................  1,000       15,900
   Camden National Corp.....................................    573       18,634
  *Cape Bancorp, Inc........................................    439        3,573
  #Capital City Bank Group, Inc.............................  1,869       15,606
   Capital Southwest Corp...................................    300       28,716
   CapitalSource, Inc....................................... 36,686      236,625
   Cardinal Financial Corp..................................  7,321       88,364
   Cathay General Bancorp................................... 14,100      242,802
   Center Bancorp, Inc......................................    601        6,353
   Centerstate Banks, Inc...................................  1,362       10,950
  *Central Pacific Financial Corp...........................    777       11,049
   Century Bancorp, Inc. Class A............................    134        3,681
   CFS Bancorp, Inc.........................................  3,312       18,382
   Chemical Financial Corp..................................  5,945      131,206
  *Citizens Community Bancorp, Inc..........................  2,054       12,673
   Citizens Holding Co......................................    171        3,206
  *Citizens, Inc............................................  3,058       29,387
   Clifton Savings Bancorp, Inc.............................    834        8,523
  *CNO Financial Group, Inc................................. 32,460      235,984
   CoBiz Financial, Inc.....................................  4,891       30,569
   Columbia Banking System, Inc.............................  5,011      102,675
   Commercial National Financial Corp.......................     42        1,046
   Community Bank System, Inc...............................  6,629      186,407
   Community Trust Bancorp, Inc.............................  3,145      100,483
  *CompuCredit Holdings Corp................................  4,556       25,104

                                     1320

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
   Consolidated-Tokoma Land Co..............................     40     $  1,176
  *Cowen Group, Inc. Class A................................  8,014       20,195
  #CVB Financial Corp.......................................  2,739       31,690
   Delphi Financial Group, Inc. Class A.....................  8,833      401,195
   Dime Community Bancshares, Inc...........................  4,200       58,212
   Donegal Group, Inc. Class A..............................  6,327       86,174
   Donegal Group, Inc. Class B..............................    592       10,360
  *E*Trade Financial Corp................................... 32,487      345,337
   East West Bancorp, Inc...................................  4,700      107,019
   Eastern Insurance Holdings, Inc..........................  3,064       46,879
   Edelman Financial Group, Inc.............................  6,490       57,307
   EMC Insurance Group, Inc.................................  4,544       89,835
   Employers Holdings, Inc..................................  2,000       34,640
  *Encore Bancshares, Inc...................................    500       10,255
   Endurance Specialty Holdings, Ltd........................  5,909      237,424
  *Enstar Group, Ltd........................................  1,095      103,116
   Enterprise Bancorp, Inc..................................    338        5,438
   Enterprise Financial Services Corp.......................  1,899       22,959
   ESB Financial Corp.......................................  1,358       18,238
   ESSA Bancorp, Inc........................................  2,833       27,622
   Everest Re Group, Ltd....................................  3,592      355,967
  *Farmers Capital Bank Corp................................  1,442        9,301
   FBL Financial Group, Inc. Class A........................  6,070      176,758
   Federal Agricultural Mortgage Corp. Class C..............  1,100       25,146
   Fidelity National Financial, Inc. Class A................ 26,568      511,965
   Fidelity Southern Corp...................................  1,308       11,109
   Financial Institutions, Inc..............................  1,393       23,570
  *First Acceptance Corp....................................  5,500        8,470
   First American Financial Corp............................  3,883       65,040
   First Bancorp............................................  3,069       30,751
  *First BanCorp............................................    778        3,314
  #First Bancorp, Inc.......................................    649        9,417
   First Busey Corp.........................................  9,462       43,904
  *First California Financial Group, Inc....................  1,900       10,374
   First Citizens BancShares, Inc. Class A..................    648      112,298
   First Commonwealth Financial Corp........................  7,095       45,621
   First Community Bancshares, Inc..........................  1,857       24,865
   First Defiance Financial Corp............................  2,165       37,195
 #*First Federal Bancshares of Arkansas, Inc................    560        5,292
  *First Federal of Northern Michigan Bancorp, Inc..........    200          743
   First Financial Corp.....................................  1,400       42,000
   First Financial Holdings, Inc............................  2,269       26,184
  *First Financial Northwest, Inc...........................  1,300       10,335
   First Horizon National Corp..............................  5,057       46,423
   First Interstate BancSystem, Inc.........................  1,055       14,865
  *First Investors Financial Services Group, Inc............    500        4,438
  *First Marblehead Corp. (The).............................  7,864        8,336
   First Merchants Corp.....................................  6,256       77,136
   First Midwest Bancorp, Inc...............................  5,743       61,163
   First Niagara Financial Group, Inc....................... 46,060      411,776
  *First Place Financial Corp...............................  6,075        3,949
  *First South Bancorp, Inc.................................    620        2,672
   Firstbank Corp...........................................    105        1,045
  *FirstCity Financial Corp.................................  3,212       26,563
   FirstMerit Corp..........................................  8,064      135,475
   Flagstone Reinsurance Holdings SA........................  7,345       55,088
   Flushing Financial Corp..................................  4,584       59,730
   FNB Corp.................................................  9,466      107,439
 #*Forest City Enterprises, Inc.............................    225        3,589
  *Forestar Group, Inc......................................    552        8,490
   Fulton Financial Corp.................................... 16,400      172,036

                                     1321

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
  *Genworth Financial, Inc. Class A......................... 32,301     $194,129
  #German American Bancorp, Inc.............................  2,806       53,426
  *Global Indemnity P.L.C...................................  1,977       35,606
   Great Southern Bancorp, Inc..............................  2,101       50,508
  *Greene Bancshares, Inc...................................  3,936        6,494
  *Greenlight Capital Re, Ltd. Class A......................  3,046       75,845
  *Guaranty Bancorp......................................... 13,156       25,654
  *Guaranty Federal Bancshares, Inc.........................    100          826
  *Hallmark Financial Services, Inc.........................  4,363       32,810
   Hampden Bancorp, Inc.....................................  1,000       12,400
  *Hanmi Financial Corp.....................................    625        6,519
   Hanover Insurance Group, Inc. (The)......................  4,952      199,863
   Harleysville Group, Inc..................................  5,690      341,059
   Harleysville Savings Financial Corp......................    132        2,323
  *Harris & Harris Group, Inc...............................  6,066       24,446
   HCC Insurance Holdings, Inc..............................  7,140      228,194
   Heartland Financial USA, Inc.............................  1,113       20,613
 #*Heritage Commerce Corp...................................  4,200       28,308
   Heritage Financial Corp..................................    206        2,699
   HF Financial Corp........................................    363        4,356
  *Hilltop Holdings, Inc....................................  5,717       45,336
   Hingham Institution for Savings..........................     40        2,306
  *HMN Financial, Inc.......................................    750        2,138
  *Home Bancorp, Inc........................................    724       12,569
   Home Federal Bancorp, Inc................................  2,400       23,496
   Homeowners Choice, Inc...................................  1,478       20,707
   HopFed Bancorp, Inc......................................    683        6,072
   Horace Mann Educators Corp...............................  5,408       94,910
  *Hudson City Bancorp, Inc................................. 18,350      129,551
   Hudson Valley Holding Corp...............................    460        8,432
   IBERIABANK Corp..........................................  3,705      189,214
   Independence Holding Co..................................  6,112       64,971
  #Independent Bank Corp. (453836108).......................  2,014       56,533
  *Independent Bank Corp. (453838609).......................    340        1,302
   Infinity Property & Casualty Corp........................  2,910      155,423
   International Bancshares Corp............................  7,026      138,623
  *Intervest Bancshares Corp. Class A.......................  1,700        6,800
  *INTL. FCStone, Inc.......................................    500       10,750
  *Investment Technology Group, Inc.........................  2,856       29,131
   Investors Title Co.......................................     61        3,109
  *Janus Capital Group, Inc.................................  3,221       24,415
   JMP Group, Inc...........................................  1,380       10,226
   Kaiser Federal Financial Group, Inc......................    735       10,283
   Kearny Financial Corp....................................  2,543       24,667
   Kemper Corp..............................................  7,692      230,683
   Kentucky First Federal Bancorp...........................    120        1,050
  *Knight Capital Group, Inc................................ 11,190      147,037
   Lakeland Bancorp, Inc....................................  6,398       58,478
   Lakeland Financial Corp..................................  1,257       32,732
   Landmark Bancorp, Inc....................................    156        3,196
   Legg Mason, Inc.......................................... 13,962      363,989
   LNB Bancorp, Inc.........................................  2,597       17,140
  *Louisiana Bancorp, Inc...................................    696       11,275
  *Macatawa Bank Corp.......................................  2,700        9,153
   Maiden Holdings, Ltd.....................................  5,144       42,695
   MainSource Financial Group, Inc..........................  4,541       53,084
  *Markel Corp..............................................    340      149,695
   Marlin Business Services Corp............................  2,600       38,168
   MB Financial, Inc........................................ 10,800      223,236
 #*MBIA, Inc................................................ 26,807      270,215
  *MBT Financial Corp.......................................  3,300       10,032

                                     1322

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
   MCG Capital Corp......................................... 13,889     $ 58,195
   Meadowbrook Insurance Group, Inc......................... 11,385      100,530
   Medallion Financial Corp.................................  4,208       45,993
 #*Mercantile Bank Corp.....................................  1,115       16,658
   Merchants Bancshares, Inc................................    256        6,881
   Mercury General Corp.....................................    300       13,557
  *Meridian Interstate Bancorp, Inc.........................  1,033       13,842
  *Metro Bancorp, Inc.......................................  2,783       32,199
  *MetroCorp Bancshares, Inc................................    321        3,692
  *MGIC Investment Corp..................................... 19,548       67,636
   MicroFinancial, Inc......................................  2,400       16,320
   MidSouth Bancorp, Inc....................................  2,318       32,684
   Montpelier Re Holdings, Ltd.............................. 10,557      216,630
   MutualFirst Financial, Inc...............................    414        4,186
  *NASDAQ OMX Group, Inc. (The)............................. 24,288      596,756
  *National Financial Partners Corp.........................    400        5,900
   National Interstate Corp.................................    347        8,328
   National Penn Bancshares, Inc............................ 18,842      173,723
   National Western Life Insurance Co. Class A..............     77       10,477
  *Navigators Group, Inc. (The).............................  3,646      173,185
   NBT Bancorp, Inc.........................................  3,500       71,925
   Nelnet, Inc. Class A.....................................  4,590      118,514
   New Hampshire Thrift Bancshares, Inc.....................    200        2,590
  *NewBridge Bancorp........................................  2,100        9,156
  *NewStar Financial, Inc...................................  5,045       59,884
  *North Valley Bancorp.....................................     40          503
   Northeast Community Bancorp, Inc.........................  4,700       27,401
   Northfield Bancorp, Inc..................................  3,336       46,571
   Northrim Bancorp, Inc....................................    295        6,472
   Northwest Bancshares, Inc................................  5,492       67,661
   OceanFirst Financial Corp................................  1,501       21,870
   Ohio Valley Banc Corp....................................    197        3,743
   Old Republic International Corp.......................... 34,668      344,947
   OneBeacon Insurance Group, Ltd. Class A..................  4,000       56,920
   Oppenheimer Holdings, Inc. Class A.......................  1,595       27,211
   Oriental Financial Group, Inc............................  7,288       86,144
   Oritani Financial Corp...................................    900       13,338
 #*Pacific Capital Bancorp..................................  1,196       54,478
   Pacific Continental Corp.................................  1,547       13,753
  *Pacific Mercantile Bancorp...............................  2,264       13,516
  *Pacific Premier Bancorp, Inc.............................    800        6,224
   PacWest Bancorp..........................................  1,700       40,494
  #Park National Corp.......................................  1,370       92,132
  *Park Sterling Corp.......................................    535        2,520
   PartnerRe, Ltd...........................................  6,095      424,334
  *Patriot National Bancorp.................................    600        1,056
   Peapack-Gladstone Financial Corp.........................    821       12,504
 #*Penson Worldwide, Inc....................................  1,970          959
   Peoples Bancorp, Inc.....................................  2,919       53,680
   People's United Financial, Inc........................... 31,812      392,560
  *PHH Corp.................................................  5,778       89,559
  *Phoenix Cos., Inc. (The)................................. 11,718       24,608
  *PICO Holdings, Inc.......................................  3,761       90,302
  *Pinnacle Financial Partners, Inc.........................  5,351       97,923
  *Piper Jaffray Cos., Inc..................................  3,300       80,025
   Platinum Underwriters Holdings, Ltd......................  4,572      167,427
  *Popular, Inc.............................................     29           52
  *Preferred Bank...........................................    162        2,012
   Presidential Life Corp...................................  6,304       73,000
   Primerica, Inc...........................................    191        5,010
   PrivateBancorp, Inc......................................  5,637       88,670

                                     1323

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Financials -- (Continued)
   ProAssurance Corp........................................  4,119     $362,843
  #Prosperity Bancshares, Inc...............................  3,076      143,495
   Protective Life Corp.....................................  7,600      222,376
   Provident Financial Holdings, Inc........................  2,100       22,659
   Provident Financial Services, Inc........................ 10,873      159,833
   Provident New York Bancorp...............................  9,480       80,011
   Prudential Bancorp, Inc. of Pennsylvania.................    194        1,069
  #Pulaski Financial Corp...................................  1,241        9,308
   QC Holdings, Inc.........................................    800        3,280
   QCR Holdings, Inc........................................    225        2,680
  #Radian Group, Inc........................................ 34,400      107,328
   Reinsurance Group of America, Inc........................ 10,860      631,400
   RenaissanceRe Holdings, Ltd..............................  2,100      163,926
   Renasant Corp............................................  5,526       88,416
   Republic Bancorp, Inc. Class A...........................  1,801       42,378
  *Republic First Bancorp, Inc..............................    425          918
   Resource America, Inc. Class A...........................  6,061       42,366
  *Riverview Bancorp, Inc...................................  4,200        7,350
   RLI Corp.................................................    428       29,481
   Rockville Financial, Inc.................................    385        4,508
   Roma Financial Corp......................................  1,800       16,992
   S&T Bancorp, Inc.........................................  4,263       79,803
  *Safeguard Scientifics, Inc...............................  2,481       40,589
   Safety Insurance Group, Inc..............................  3,321      132,342
   Sandy Spring Bancorp, Inc................................  4,334       78,055
   SCBT Financial Corp......................................  1,586       54,543
   SeaBright Holdings, Inc..................................  4,743       42,640
  *Seacoast Banking Corp. of Florida........................  4,523        7,327
   Selective Insurance Group, Inc........................... 10,900      190,641
   Shore Bancshares, Inc....................................    479        3,066
   SI Financial Group, Inc..................................  1,191       13,696
   Sierra Bancorp...........................................    974        8,922
   Simmons First National Corp. Class A.....................  1,631       39,699
  *Southern Community Financial Corp........................  6,200       17,360
  *Southern Connecticut Bancorp, Inc........................    100          184
  *Southern First Bancshares, Inc...........................    242        2,081
   Southside Bancshares, Inc................................  1,178       24,033
  *Southwest Bancorp, Inc...................................  5,301       48,186
   Southwest Georgia Financial Corp.........................     98          815
   StanCorp Financial Group, Inc............................  5,300      203,414
   State Auto Financial Corp................................ 10,929      156,613
   StellarOne Corp..........................................  4,809       60,161
   Sterling Bancorp.........................................  1,935       18,402
  #Stewart Information Services Corp........................  3,616       53,228
  *Stratus Properties, Inc..................................    650        5,905
  *Suffolk Bancorp..........................................    184        2,186
  *Sun Bancorp, Inc.........................................  8,064       23,305
  *Superior Bancorp.........................................  1,724            4
   Susquehanna Bancshares, Inc.............................. 27,219      282,261
   SWS Group, Inc...........................................  2,700       15,228
   Symetra Financial Corp...................................  2,811       34,182
   Synovus Financial Corp................................... 21,312       44,755
  *Taylor Capital Group, Inc................................  2,446       34,048
   TCF Financial Corp.......................................  2,895       33,206
   Territorial Bancorp, Inc.................................    408        8,862
   TF Financial Corp........................................    187        4,675
   Thomas Properties Group, Inc.............................  8,128       39,665
  *TIB Financial Corp.......................................    206        2,868
  *TierOne Corp.............................................  5,100            8
  *Timberland Bancorp, Inc..................................    400        2,036
  #Tompkins Financial Corp..................................    300       11,355

                                     1324

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Financials -- (Continued)
   Tower Group, Inc.........................................  4,307     $    92,945
  #TowneBank................................................  2,109          27,459
  *Tree.com, Inc............................................    400           3,200
 -*Trenwick Group, Ltd......................................  1,225              --
   TriCo Bancshares.........................................    837          13,760
  #Trustmark Corp...........................................  9,100         231,595
   UMB Financial Corp.......................................  4,100         197,005
   Umpqua Holdings Corp..................................... 18,900         250,236
  *Unico American Corp......................................  1,400          16,422
   Union First Market Bankshares Corp.......................  5,079          70,903
  #United Bankshares, Inc...................................  2,058          54,393
  *United Community Banks, Inc..............................  3,064          28,832
  *United Community Financial Corp..........................    400             644
   United Financial Bancorp, Inc............................  3,624          58,129
   United Fire Group, Inc...................................  5,882         101,288
  *Unity Bancorp, Inc.......................................    540           3,332
   Universal Insurance Holdings, Inc........................  3,746          15,508
   Univest Corp. of Pennsylvania............................  1,321          21,268
   Validus Holdings, Ltd....................................  7,095         230,588
   ViewPoint Financial Group, Inc...........................  1,550          24,660
  *Virginia Commerce Bancorp, Inc...........................  3,185          24,939
   W.R. Berkley Corp........................................ 12,200         459,452
   Washington Banking Co....................................  1,500          20,910
   Washington Federal, Inc.................................. 13,051         228,915
   Washington Trust Bancorp, Inc............................  1,379          32,641
  *Waterstone Financial, Inc................................  1,793           5,648
   Webster Financial Corp................................... 11,488         261,122
   WesBanco, Inc............................................  6,121         125,358
   West Bancorporation, Inc.................................  5,550          53,280
  *West Coast Bancorp.......................................     45             879
  *Western Alliance Bancorp.................................  4,827          42,381
   Westfield Financial, Inc.................................  6,049          45,186
  *Wilshire Bancorp, Inc....................................    905           4,851
  #Wintrust Financial Corp..................................  4,282         154,709
   WSFS Financial Corp......................................    207           8,261
  *Yadkin Valley Financial Corp.............................  3,382          11,025
  #Zions Bancorporation..................................... 18,068         368,407
  *ZipRealty, Inc...........................................  1,200           1,632
                                                                        -----------
Total Financials............................................             26,956,608
                                                                        -----------
Health Care -- (5.8%)
  *Accuray, Inc.............................................    929           7,153
  *Affymetrix, Inc.......................................... 14,976          66,194
  *Albany Molecular Research, Inc...........................  7,139          22,773
  *Alere, Inc............................................... 11,601         277,148
  *Allied Healthcare Products, Inc..........................  1,700           5,568
  *Almost Family, Inc.......................................  1,800          43,884
  *Alphatec Holdings, Inc...................................    877           1,912
  *Amedisys, Inc............................................    900          13,257
  *American Shared Hospital Services........................    400           1,318
  *AMN Healthcare Services, Inc.............................  1,895          12,715
  *Amsurg Corp..............................................  4,189         120,476
   Analogic Corp............................................  1,500         102,315
  *AngioDynamics, Inc.......................................  5,376          66,555
  *Anika Therapeutics, Inc..................................  2,632          44,902
   Arrhythmia Research Technology, Inc......................    291             888
   Assisted Living Concepts, Inc............................  5,120          91,699
  *Astex Pharmaceuticals, Inc...............................  3,900           6,864
  *BioScrip, Inc............................................    362           2,682
  *Cambrex Corp.............................................  2,546          16,498
   Cantel Medical Corp......................................  6,373         149,638

                                     1325

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Health Care -- (Continued)
  *Capital Senior Living Corp...............................  6,655     $ 64,487
  *CardioNet, Inc...........................................  4,238       11,951
  *Codexis, Inc.............................................    714        2,585
  *Community Health Systems, Inc............................  3,500       85,190
   CONMED Corp..............................................  6,090      174,113
   Cooper Cos., Inc. (The)..................................  6,799      599,468
   Coventry Health Care, Inc................................ 22,200      665,778
  *Cross Country Healthcare, Inc............................  7,928       36,548
  *CryoLife, Inc............................................  3,580       18,938
  *Cumberland Pharmaceuticals, Inc..........................  3,244       23,746
  *Cutera, Inc..............................................  2,803       24,666
  *Cynosure, Inc. Class A...................................  2,510       51,882
  *Cytokinetics, Inc........................................    906          915
  *Digirad Corp.............................................  3,300        7,227
   Ensign Group, Inc. (The).................................     90        2,404
  *Enzo Biochem, Inc........................................  4,925       13,495
  *Enzon Pharmaceuticals, Inc...............................  3,714       23,138
  *eResearch Technology, Inc................................  2,132       16,843
  *Exactech, Inc............................................  1,205       18,678
  *Five Star Quality Care, Inc..............................  8,186       28,078
  *Gentiva Health Services, Inc.............................  6,900       57,132
  *Greatbatch, Inc..........................................  5,343      124,438
  *Hanger Orthopedic Group, Inc.............................  2,204       51,904
  *Harvard Bioscience, Inc..................................  7,065       28,189
  *Health Net, Inc..........................................  2,720       96,859
  *Healthways, Inc..........................................  2,701       18,016
  *Hologic, Inc.............................................  5,603      107,129
  *ICU Medical, Inc.........................................    261       13,700
  *Idera Pharmaceuticals, Inc...............................  3,724        5,065
  *IntegraMed America, Inc..................................    123        1,524
   Invacare Corp............................................  4,589       72,736
  *IRIS International, Inc..................................    837       10,948
  *Kindred Healthcare, Inc..................................  9,970       96,111
 #*K-V Pharmaceutical Co. Class A...........................  3,917        4,505
  *Lannet Co., Inc..........................................  3,895       15,346
   LeMaitre Vascular, Inc...................................  3,115       16,821
  *LHC Group, Inc...........................................  1,800       31,878
  *LifePoint Hospitals, Inc................................. 10,900      425,318
  *Magellan Health Services, Inc............................  1,081       47,867
  *Maxygen, Inc.............................................  6,309       35,646
  *MedAssets, Inc...........................................     26          328
  *MedCath Corp.............................................  5,455       43,040
  *Medical Action Industries, Inc...........................  3,200       17,664
  *Metropolitan Health Networks, Inc........................    178        1,331
  *Misonix, Inc.............................................  2,000        3,900
  *Molina Healthcare, Inc...................................  5,838      149,745
  *Myrexis, Inc.............................................    330          997
   National Healthcare Corp.................................  1,378       62,837
  *Natus Medical, Inc.......................................  7,159       87,626
   Omnicare, Inc............................................ 11,448      398,848
  *Omnicell, Inc............................................  2,400       34,248
  *Palomar Medical Technologies, Inc........................  2,700       23,490
  *PDI, Inc.................................................  3,900       31,629
   PerkinElmer, Inc.........................................    150        4,140
  *PharMerica Corp..........................................  3,579       42,483
  *Providence Service Corp. (The)...........................    900       12,654
  *Repligen Corp............................................  4,524       19,951
  *Rochester Medical Corp...................................    800        8,048
  *RTI Biologics, Inc....................................... 11,212       39,242
  *SciClone Pharmaceuticals, Inc............................  8,039       48,154
 #*Select Medical Holdings Corp.............................  1,061        9,093

                                     1326

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     ----------
Health Care -- (Continued)
  *Skilled Healthcare Group, Inc. Class A...................  3,183     $   24,414
  *Solta Medical, Inc.......................................  2,381          7,738
   Span-American Medical System, Inc........................    363          5,971
  *SRI/Surgical Express, Inc................................    900          3,393
  *Sucampo Pharmaceuticals, Inc. Class A....................  1,228         10,217
  *Sun Healthcare Group, Inc................................  3,051         22,059
  *SunLink Health Systems, Inc..............................    887          1,091
  *SurModics, Inc...........................................  1,712         25,320
  *Symmetry Medical, Inc....................................  5,485         38,998
   Teleflex, Inc............................................  3,830        240,026
  *Theragenics Corp.........................................  6,234         10,722
  *Triple-S Management Corp. Class B........................  3,315         69,814
  *Universal American Corp.................................. 11,642        106,874
  *ViroPharma, Inc.......................................... 11,609        252,496
   West Pharmaceutical Services, Inc........................    485         21,776
  *Wright Medical Group, Inc................................  3,892         72,508
   Young Innovations, Inc...................................  1,005         34,170
                                                                        ----------
Total Health Care...........................................             6,172,736
                                                                        ----------
Industrials -- (15.5%)
   A.O. Smith Corp..........................................    535         25,466
  *A.T. Cross Co. Class A...................................  1,675         19,229
   AAR Corp.................................................  4,445         68,675
   ABM Industries, Inc......................................  2,200         51,216
  *Accuride Corp............................................  4,726         34,264
   Aceto Corp...............................................  6,411         57,699
   Acorn Energy, Inc........................................  1,257         15,700
   Actuant Corp. Class A....................................  1,016         27,706
  *Adept Technology, Inc....................................  2,183         12,705
  *AECOM Technology Corp....................................  7,848        173,205
  *Aegion Corp..............................................  2,348         42,851
  *AGCO Corp................................................  5,221        243,194
  *Air Transport Services Group, Inc........................  9,954         52,756
   Aircastle, Ltd...........................................  8,402        102,084
   Alamo Group, Inc.........................................  2,616         88,107
  *Alaska Air Group, Inc....................................  4,918        166,228
   Albany International Corp. Class A.......................  2,224         53,554
   Alexander & Baldwin, Inc.................................  5,682        290,691
 -*Allied Defense Group, Inc................................  2,400         12,912
   Allied Motion Technologies, Inc..........................    400          3,220
  *Altra Holdings, Inc......................................    137          2,504
   Amerco, Inc..............................................  5,363        538,660
  *Ameresco, Inc............................................      3             37
  *American Railcar Industries, Inc.........................  3,877        104,601
  *American Reprographics Co................................  6,626         36,178
   American Woodmark Corp...................................    500          8,975
   Ampco-Pittsburgh Corp....................................    633         11,761
  *AMREP Corp...............................................    500          3,885
   Apogee Enterprises, Inc..................................  3,902         59,935
   Applied Industrial Technologies, Inc.....................  7,704        302,690
   Arkansas Best Corp.......................................  6,300         96,642
   Armstrong World Industries, Inc..........................  1,436         63,241
  *Arotech Corp.............................................  3,700          4,403
  *Ascent Solar Technologies, Inc...........................  3,620          2,357
  *Asset Acceptance Capital Corp............................  8,254         43,911
   Asta Funding, Inc........................................  1,714         14,535
  *Astec Industries, Inc....................................  2,300         71,967
  *Atlas Air Worldwide Holdings, Inc........................  2,700        124,335
  *Avalon Holding Corp. Class A.............................    262          1,493
  *Avis Budget Group, Inc................................... 11,117        146,300
   Barnes Group, Inc........................................  3,600         95,040

                                     1327

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Industrials -- (Continued)
   Barrett Business Services, Inc...........................  2,300     $ 45,540
  *BNS Holding, Inc. Class A................................     12        4,812
   Brady Corp. Class A......................................  2,636       81,795
   Briggs & Stratton Corp...................................  7,608      137,705
  *Builders FirstSource, Inc................................  1,282        5,346
  *CAI International, Inc...................................  2,121       43,820
   Cascade Corp.............................................  1,200       56,484
  *Casella Waste Systems, Inc. Class A......................  3,077       18,554
  *CBIZ, Inc................................................    600        3,642
   CDI Corp.................................................  4,640       82,314
   Celadon Group, Inc.......................................  2,130       33,292
   Ceradyne, Inc............................................  3,060       77,479
  *Champion Industries, Inc.................................  1,800        1,530
   CIRCOR International, Inc................................  1,000       31,120
  *Columbus McKinnon Corp...................................  2,500       37,075
   Comfort Systems USA, Inc.................................  1,698       17,965
   CompX International, Inc.................................    200        2,686
  *Consolidated Graphics, Inc...............................  1,700       67,983
   Courier Corp.............................................    704        7,230
   Covanta Holding Corp.....................................  6,044       97,006
  *Covenant Transportation Group, Inc. Class A..............  3,300       10,923
  *CPI Aerostructures, Inc..................................  1,700       27,523
  *CRA International, Inc...................................  1,273       26,033
   Curtiss-Wright Corp......................................  8,391      296,118
  *DigitalGlobe, Inc........................................  1,263       15,497
  *Dolan Co. (The)..........................................  1,503       12,039
  *Dollar Thrifty Automotive Group, Inc.....................    602       48,678
   Douglas Dynamics, Inc....................................     66          933
  *Ducommun, Inc............................................  2,731       32,226
  *Dycom Industries, Inc....................................  4,586      107,267
 #*Eagle Bulk Shipping, Inc................................. 16,759       27,485
   Eastern Co. (The)........................................    297        7,202
   Ecology & Environment, Inc. Class A......................    210        3,165
   EMCOR Group, Inc.........................................  1,542       45,211
   Encore Wire Corp.........................................  4,020      102,470
  *Energy Recovery, Inc.....................................  1,150        2,415
  *EnergySolutions, Inc.....................................  1,048        4,412
  *EnerSys..................................................  9,960      348,102
   Ennis, Inc...............................................  5,808       91,534
  *EnPro Industries, Inc....................................  3,739      154,832
   ESCO Technologies, Inc...................................  2,177       74,889
   Espey Manufacturing & Electronics Corp...................    172        4,324
  *Esterline Technologies Corp..............................  6,359      435,528
 #*Excel Maritime Carriers, Ltd............................. 11,705       21,888
  *Exelis, Inc..............................................  1,930       22,253
  *Federal Signal Corp...................................... 14,257       73,566
  *Flanders Corp............................................  3,367       14,815
  *Flow International Corp..................................  3,431       14,101
  *Franklin Covey Co........................................  4,000       37,160
   FreightCar America, Inc..................................  1,901       41,062
  *Frozen Food Express Industries...........................  5,000        6,550
  *FTI Consulting, Inc......................................  1,523       55,346
  *Fuel Tech, Inc...........................................  1,990        9,214
   G & K Services, Inc. Class A.............................  5,010      164,629
   GATX Corp................................................  9,561      409,880
 #*Genco Shipping & Trading, Ltd............................  9,300       49,755
  *Gencor Industries, Inc...................................    600        4,230
  *General Cable Corp.......................................  5,254      154,678
  *Geo Group, Inc. (The)....................................  1,012       20,959
  *Gibraltar Industries, Inc................................  7,400      100,048
  *Global Power Equipment Group, Inc........................     87        2,176

                                     1328

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Industrials -- (Continued)
  *GP Strategies Corp.......................................  4,100     $ 68,798
   Granite Construction, Inc................................  5,621      156,489
   Great Lakes Dredge & Dock Corp........................... 12,321       91,299
  *Greenbrier Cos., Inc.....................................  5,736       98,946
   Griffon Corp............................................. 14,955      148,204
  *H&E Equipment Services, Inc..............................  7,100      137,030
   Hardinge, Inc............................................  2,569       28,978
  *Harsco Corp..............................................    625       13,938
  *Hawaiian Holdings, Inc................................... 12,380       70,071
   Heidrick & Struggles International, Inc..................  3,465       67,568
  *Hill International, Inc..................................  5,419       19,292
 #*Hoku Corp................................................  5,021        1,958
  *Hudson Highland Group, Inc...............................  4,736       25,764
  *Huntington Ingalls Industries, Inc.......................  1,692       66,749
  *Hurco Cos., Inc..........................................  1,730       45,551
  *Huron Consulting Group, Inc..............................    801       28,227
  *ICF International, Inc...................................  4,116      102,653
  *Innotrac Corp............................................    900        1,157
  *Innovative Solutions & Support, Inc......................    273        1,114
   Insteel Industries, Inc..................................  2,760       31,381
  *Interline Brands, Inc....................................  4,056       85,338
   International Shipholding Corp...........................  1,600       33,856
   Intersections, Inc.......................................  2,613       31,434
  #ITT Corp.................................................  1,338       30,051
  *JetBlue Airways Corp..................................... 32,782      155,715
  *JPS Industries, Inc......................................  1,000        6,650
  *Kadant, Inc..............................................  2,751       71,168
  *KAR Auction Services, Inc................................  1,290       23,736
   Kaydon Corp..............................................  3,500       85,855
   Kelly Services, Inc. Class A.............................  7,700      107,723
  *Key Technology, Inc......................................    987       12,900
   Kimball International, Inc. Class B......................  6,171       42,148
  *Korn/Ferry International.................................  3,800       61,370
  *Kratos Defense & Security Solutions, Inc.................  1,926       10,689
   L.B. Foster Co. Class A..................................    491       13,164
   L.S. Starrett Co. Class A................................    489        6,308
   Lawson Products, Inc.....................................  2,008       29,236
  *Layne Christensen Co.....................................  2,272       46,690
  *LMI Aerospace, Inc.......................................  2,100       38,409
   LSI Industries, Inc......................................  3,630       24,866
  *Lydall, Inc..............................................  3,900       41,145
   Manpower, Inc............................................    742       31,609
   Marten Transport, Ltd....................................  5,873      123,744
   McGrath RentCorp.........................................  2,623       77,169
  *Meritor, Inc.............................................  6,003       39,080
  *Metalico, Inc............................................  6,688       21,669
   Met-Pro Corp.............................................  2,967       29,551
  *MFRI, Inc................................................  1,500       10,500
  *Michael Baker Corp.......................................  1,200       27,036
   Miller Industries, Inc...................................  2,674       43,854
  *Mobile Mini, Inc.........................................  9,000      169,740
  *Moog, Inc. Class A.......................................  1,857       78,495
   Mueller Industries, Inc..................................  1,343       61,389
   Mueller Water Products, Inc. Class A..................... 35,315      126,781
   Multi-Color Corp.........................................    860       18,335
  *MYR Group, Inc...........................................  3,062       51,197
   NACCO Industries, Inc. Class A...........................  1,477      167,595
  *National Patent Development Corp.........................  1,000        2,860
  *National Technical Systems, Inc..........................  3,198       17,589
  *Navigant Consulting, Inc.................................  4,070       56,654
   NL Industries, Inc....................................... 15,300      215,271

                                     1329

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Industrials -- (Continued)
  *NN, Inc..................................................  2,300     $ 18,193
  *Northwest Pipe Co........................................  2,213       46,053
 #*Ocean Power Technologies, Inc............................    100          273
  *On Assignment, Inc.......................................  6,694      125,245
  *Orion Energy Systems, Inc................................  1,791        3,761
  *Orion Marine Group, Inc..................................    467        3,232
  *Oshkosh Corp.............................................  6,215      141,888
  *Owens Corning, Inc....................................... 10,700      367,545
   P.A.M. Transportation Services, Inc......................  3,545       37,825
  *Pacer International, Inc.................................    906        5,445
  *Patrick Industries, Inc..................................  1,000       12,940
  *Patriot Transportation Holding, Inc......................    211        4,636
  *PGT, Inc.................................................    375          765
  *Pike Electric Corp.......................................  4,614       37,927
  *Pinnacle Airlines Corp...................................  4,114        1,868
  *Powell Industries, Inc...................................  1,639       53,448
  *PowerSecure International, Inc...........................    611        3,171
   Preformed Line Products Co...............................    600       34,638
   Providence & Worcester Railroad Co.......................    200        3,190
   Quanex Building Products Corp............................  3,333       61,427
  *Quanta Services, Inc..................................... 17,943      396,899
  *RailAmerica, Inc.........................................  4,652      107,833
  *RCM Technologies, Inc....................................  4,177       22,681
   Regal-Beloit Corp........................................  3,106      210,090
 #*Republic Airways Holdings, Inc........................... 11,000       55,990
  *Roadrunner Transportation Systems, Inc...................    102        1,770
   Robbins & Myers, Inc.....................................     66        3,215
  #RR Donnelley & Sons Co...................................  1,952       24,420
  *Rush Enterprises, Inc. Class A...........................  5,802      104,900
  *Rush Enterprises, Inc. Class B...........................  1,650       24,519
   Ryder System, Inc........................................  9,234      449,880
  *Saia, Inc................................................  3,508       65,880
   Schawk, Inc..............................................  3,203       43,144
  *Seaboard Corp............................................    200      398,084
   SeaCube Container Leasing, Ltd...........................    123        2,282
   SIFCO Industries, Inc....................................    659       12,834
   Simpson Manufacturing Co., Inc...........................    100        3,103
   SkyWest, Inc............................................. 11,060       99,429
  *SL Industries, Inc.......................................    502        9,237
  *Sparton Corp.............................................  2,441       24,410
   Standard Register Co.....................................  4,849        4,219
   Standex International Corp...............................  3,409      150,201
   Steelcase, Inc. Class A..................................  6,000       51,840
  *Sterling Construction Co., Inc...........................  1,634       15,997
  *Supreme Industries, Inc. Class A.........................  1,318        5,417
  *SYKES Enterprises, Inc...................................  3,787       60,024
   Sypris Solutions, Inc....................................  6,800       27,336
   TAL International Group, Inc.............................  1,500       61,965
  *Tecumseh Products Co. Class A............................  3,200       12,224
  *Tecumseh Products Co. Class B............................    100          397
 #*Terex Corp...............................................  6,600      149,424
  *Tetra Tech, Inc..........................................    101        2,697
  *Titan Machinery, Inc.....................................    880       31,354
  *TRC Cos., Inc............................................  1,013        6,666
   Trinity Industries, Inc..................................  7,919      234,402
   Triumph Group, Inc.......................................  5,678      356,692
  *Tutor Perini Corp........................................  3,633       55,258
  *Ultralife Corp...........................................    969        4,874
   UniFirst Corp............................................  3,100      188,356
   United Stationers, Inc...................................    962       27,282
   Universal Forest Products, Inc...........................  4,248      158,875

                                     1330

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Industrials -- (Continued)
   Universal Truckload Services, Inc........................    983     $    15,335
   URS Corp.................................................  9,900         408,969
   US Home Systems, Inc.....................................    500           4,385
  *USA Truck, Inc...........................................  3,004          20,668
   UTi Worldwide, Inc.......................................  2,500          41,675
  *Versar, Inc..............................................    700           1,617
   Viad Corp................................................  4,327          78,232
   Virco Manufacturing Corp.................................  4,400           7,920
  *Volt Information Sciences, Inc...........................  5,881          41,755
   VSE Corp.................................................    471          10,362
   Watts Water Technologies, Inc. Class A...................  6,750         248,535
   Werner Enterprises, Inc..................................  5,311         125,446
  *Willis Lease Finance Corp................................  2,293          29,924
  *XPO Logistics, Inc.......................................    800          13,288
                                                                        -----------
Total Industrials...........................................             16,420,823
                                                                        -----------
Information Technology -- (12.5%)
  *Accelrys, Inc............................................  4,744          39,043
  *Acxiom Corp..............................................  1,408          19,332
  *ADDvantage Technologies Group, Inc.......................  1,399           3,428
  *Advanced Energy Industries, Inc..........................  3,853          46,005
  *Aetrium, Inc.............................................  1,800           1,152
  *Agilysys, Inc............................................  5,370          47,041
  *Alpha & Omega Semiconductor, Ltd.........................    219           2,166
  *Amkor Technology, Inc....................................    914           4,725
  *Amtech Systems, Inc......................................  2,300          16,054
  *ANADIGICS, Inc...........................................  4,700          10,387
  *Analysts International Corp..............................    532           2,570
  *Anaren, Inc..............................................  4,100          73,964
  *AOL, Inc.................................................  8,948         224,058
  *Applied Micro Circuits Corp..............................  4,500          25,110
  *Arris Group, Inc......................................... 19,100         246,963
  *Arrow Electronics, Inc................................... 16,259         683,691
   Astro-Med, Inc...........................................  1,475          12,353
  *ATMI, Inc................................................  4,055          85,196
  *Aviat Networks, Inc......................................  8,260          21,063
  *Avid Technology, Inc.....................................  8,300          72,127
  *Avnet, Inc...............................................  8,577         309,458
   AVX Corp................................................. 10,942         138,963
  *Aware, Inc...............................................  2,090          12,958
  *Axcelis Technologies, Inc................................  4,561           6,203
   Bel Fuse, Inc. Class B...................................  2,247          39,974
  *Benchmark Electronics, Inc............................... 16,450         261,226
   Black Box Corp...........................................  4,026          91,028
  *Bogen Communications International, Inc..................  1,000           3,975
  *BroadVision, Inc.........................................     80           1,928
  *Brocade Communications Systems, Inc...................... 24,800         137,392
   Brooks Automation, Inc................................... 15,613         183,609
   Cabot Microelectronics Corp..............................  1,745          59,993
 #*CACI International, Inc. Class A.........................  4,064         248,432
  *Cascade Microtech, Inc...................................  3,735          17,965
  *Checkpoint Systems, Inc..................................  3,200          35,072
  *CIBER, Inc............................................... 16,040          66,726
  *Coherent, Inc............................................  6,367         334,904
   Cohu, Inc................................................  5,574          61,203
-#*Commerce One LLC.........................................  4,310              --
   Communications Systems, Inc..............................  2,300          29,923
  *Compuware Corp...........................................    233           2,032
   Comtech Telecommunications Corp..........................  3,556         109,952
  *Concurrent Computer Corp.................................    300           1,140
  *Convergys Corp........................................... 14,165         189,386

                                     1331

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Information Technology -- (Continued)
  *CoreLogic, Inc........................................... 10,373     $173,229
  *Cray, Inc................................................    794        8,853
 #*Cree, Inc................................................  1,749       54,044
  *CSG Systems International, Inc...........................  2,515       36,216
   CSP, Inc.................................................     66          273
   CTS Corp.................................................  7,318       78,522
  *CyberOptics Corp.........................................  2,108       20,848
  *Cymer, Inc...............................................    555       28,771
   Daktronics, Inc..........................................     94          765
  *Data I/O Corp............................................  1,500        3,960
  *Dataram Corp.............................................  2,324        2,370
   DDi Corp.................................................  1,100       14,278
 #*DealerTrack Holdings, Inc................................    747       22,283
  *Digi International, Inc..................................  5,952       55,235
  *Ditech Networks, Inc.....................................  8,128        7,559
  *DSP Group, Inc...........................................  5,775       37,769
  *Dynamics Research Corp...................................  2,244       16,134
   EarthLink, Inc........................................... 14,538      118,049
  *EchoStar Corp. Class A...................................  5,300      153,965
  *Edgewater Technology, Inc................................  3,967       15,868
   Electro Rent Corp........................................  6,410       99,868
   Electro Scientific Industries, Inc.......................  5,398       76,975
  *Electronics for Imaging, Inc.............................  6,100      108,885
  *Emulex Corp..............................................    994        8,628
  *Entegris, Inc............................................    699        6,186
  *Entropic Communications, Inc.............................    267        1,129
   EPIQ Systems, Inc........................................  3,257       37,000
  *ePlus, Inc...............................................  1,897       56,265
  *Euronet Worldwide, Inc...................................     28          606
  *Exar Corp................................................ 10,460       82,843
  *Extreme Networks.........................................  6,900       26,427
  *Fairchild Semiconductor International, Inc............... 15,457      219,026
  *FEI Co...................................................    299       15,001
  *FormFactor, Inc..........................................  5,520       30,912
  *Frequency Electronics, Inc...............................  3,104       23,746
  *FSI International, Inc...................................  4,985       25,274
  *GigOptix, Inc............................................  1,042        3,063
  *Global Cash Access Holdings, Inc.........................  1,173        9,912
  *Globecomm Systems, Inc...................................  5,373       76,189
  *GSI Group, Inc...........................................    912       11,008
  *GSI Technology, Inc......................................  4,398       18,604
  *GTSI Corp................................................  2,996       15,849
  *Hackett Group, Inc. (The)................................  4,422       25,250
  *Harmonic, Inc............................................ 22,100      104,312
  *Hutchinson Technology, Inc...............................  5,700       11,742
  *I.D. Systems, Inc........................................  2,201       13,338
   IAC/InterActiveCorp...................................... 11,800      568,170
  *Identive Group, Inc......................................  6,294       12,966
  *Ikanos Communications, Inc...............................  9,896        7,917
  *Imation Corp.............................................  9,078       52,652
  *InfoSpace, Inc...........................................  9,100      101,283
  *Ingram Micro, Inc. Class A............................... 24,100      468,986
  *Innodata Isogen, Inc.....................................    290        1,598
  *Insight Enterprises, Inc................................. 10,115      205,436
  *Integrated Device Technology, Inc........................ 30,500      206,485
  *Integrated Silicon Solution, Inc.........................  6,460       68,605
  *Intermec, Inc............................................  1,438        7,650
  *Internap Network Services Corp...........................    292        2,056
  *International Rectifier Corp.............................  7,149      156,063
   Intersil Corp. Class A................................... 18,851      193,600
  *Intevac, Inc.............................................  3,350       27,001

                                     1332

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Information Technology -- (Continued)
  *IntriCon Corp............................................    700     $  4,970
  *iPass, Inc...............................................  2,298        5,929
  *Itron, Inc...............................................     92        3,754
  *IXYS Corp................................................  7,733       96,353
  *JDA Software Group, Inc..................................    600       17,328
  *Kemet Corp...............................................  1,161        9,880
  *Key Tronic Corp..........................................  2,718       31,393
   Keynote Systems, Inc.....................................  3,727       68,577
 #*KIT Digital, Inc.........................................  6,189       41,961
  *Kopin Corp...............................................  6,760       24,133
  *Kulicke & Soffa Industries, Inc..........................     66          865
  *KVH Industries, Inc......................................     28          279
  *LGL Group, Inc. (The)....................................    200        1,456
  *Limelight Networks, Inc.................................. 11,505       31,524
  *LoJack Corp..............................................    397        1,552
  *LookSmart, Ltd...........................................  3,384        3,079
  *LTX-Credence Corp........................................  1,288        8,887
   ManTech International Corp. Class A......................  2,215       69,595
  *Market Leader, Inc.......................................  3,133       11,373
  *MaxLinear, Inc...........................................    178          863
  *Measurement Specialties, Inc.............................    417       14,899
  *MEMC Electronic Materials, Inc........................... 12,458       44,724
  *MEMSIC, Inc..............................................    795        3,403
  *Mentor Graphics Corp..................................... 16,100      232,645
  *Mercury Computer Systems, Inc............................  2,483       32,776
   Methode Electronics, Inc.................................  8,356       70,608
  *Microsemi Corp...........................................    334        7,188
   MKS Instruments, Inc..................................... 10,424      288,224
  *ModusLink Global Solutions, Inc.......................... 11,199       55,435
  *Monolithic Power Systems, Inc............................    780       16,162
  *Monster Worldwide, Inc...................................  1,461       12,608
  *Multi-Fineline Electronix, Inc...........................  2,514       66,596
  *Nanometrics, Inc.........................................    659       10,221
  *NCI, Inc. Class A........................................    266        1,319
  *NETGEAR, Inc.............................................     89        3,426
  *Newport Corp.............................................  6,400      109,248
 #*Oclaro, Inc..............................................    760        2,181
  *Official Payments Holdings, Inc..........................  5,146       24,444
  *OmniVision Technologies, Inc.............................    917       16,891
  *Online Resources Corp....................................  4,120       11,660
  *Oplink Communications, Inc...............................  4,800       76,032
  *Opnext, Inc..............................................  7,463        8,881
   Optical Cable Corp.......................................  1,600        4,784
  *OSI Systems, Inc.........................................  2,304      154,045
  *PAR Technology Corp......................................  4,662       23,730
   Park Electrochemical Corp................................  2,000       57,700
   PC Connection, Inc.......................................  6,541       52,459
  *PC Mall, Inc.............................................  2,562       15,833
   PC-Tel, Inc..............................................  4,282       29,246
  *Perceptron, Inc..........................................    732        4,275
  *Perficient, Inc..........................................  2,386       28,656
  *Performance Technologies, Inc............................  3,750        8,400
  *Pericom Semiconductor Corp...............................  6,875       54,038
  *Pervasive Software, Inc..................................  4,896       30,306
  *Photronics, Inc.......................................... 15,019       92,968
  *Planar Systems, Inc......................................  1,620        2,997
  *Plexus Corp..............................................    200        6,474
  *PLX Technology, Inc......................................  4,334       17,249
  *PMC-Sierra, Inc..........................................  6,100       43,127
  *Presstek, Inc............................................  1,957        1,555
  *Qualstar Corp............................................  4,358        8,367

                                     1333

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Information Technology -- (Continued)
  *Quest Software, Inc......................................    399     $     9,285
  *Radisys Corp.............................................  6,105          38,767
   RealNetworks, Inc........................................  9,390          89,862
  *Reis, Inc................................................    442           3,841
   RF Industries, Ltd.......................................    681           2,588
   Richardson Electronics, Ltd..............................  3,366          42,445
   Rimage Corp..............................................  1,285          11,681
  *Rofin-Sinar Technologies, Inc............................     14             353
  *Rogers Corp..............................................  3,014         115,406
 #*Rosetta Stone, Inc.......................................     73             764
  *Rudolph Technologies, Inc................................  8,400          90,720
  *Sanmina-SCI Corp.........................................  5,372          47,811
  *ScanSource, Inc..........................................    328          10,811
  *SeaChange International, Inc.............................  8,900          73,158
  *Sigma Designs, Inc.......................................    888           4,893
  *Smith Micro Software, Inc................................  9,200          18,492
  *SMTC Corp................................................  1,377           5,357
  *Sonus Networks, Inc...................................... 13,471          38,123
  *SRS Labs, Inc............................................    255           2,430
  *SS&C Technologies Holdings, Inc..........................  1,046          24,863
  *Standard Microsystems Corp...............................  3,132          82,935
  *StarTek, Inc.............................................  5,100           9,333
  *Steel Excel, Inc.........................................  3,594         100,632
 #*SunPower Corp............................................  1,253           7,029
  *Supertex, Inc............................................  1,400          28,658
  *Support.com, Inc.........................................  1,142           4,145
  *Sycamore Networks, Inc...................................  6,946         108,288
  *Symmetricom, Inc......................................... 11,288          62,761
  *SYNNEX Corp..............................................  8,400         319,956
  *Take-Two Interactive Software, Inc.......................    400           5,640
  *Tech Data Corp........................................... 10,139         545,377
  *TechTarget, Inc..........................................  5,329          39,648
  *TeleCommunication Systems, Inc. Class A..................  6,139          11,848
   Tellabs, Inc............................................. 21,550          81,244
   Telular Corp.............................................  4,000          36,080
   Tessco Technologies, Inc.................................  2,100          42,000
  *Tessera Technologies, Inc................................  4,306          67,346
   TheStreet, Inc...........................................  6,043          12,207
  *THQ, Inc.................................................  4,900           3,319
  *TriQuint Semiconductor, Inc.............................. 15,311          74,718
  *TTM Technologies, Inc....................................  5,725          59,139
  *Ultra Clean Holdings.....................................    245           1,678
   United Online, Inc....................................... 18,618          88,249
  *UTStarcom Holdings Corp.................................. 24,166          31,657
 #*Veeco Instruments, Inc...................................  1,970          59,474
  *Viasystems Group, Inc....................................    850          18,946
  *Vicon Industries, Inc....................................  1,400           4,417
  *Video Display Corp.......................................    314           1,334
  *Virtusa Corp.............................................  5,245          79,147
  *Vishay Intertechnology, Inc.............................. 21,233         238,234
 #*Vishay Precision Group, Inc..............................  1,463          21,184
  *Westell Technologies, Inc. Class A.......................    885           2,018
  *WPCS International, Inc..................................  1,947           2,103
  *XO Group, Inc............................................  1,800          16,686
  *X-Rite, Inc..............................................  5,605          31,052
   Xyratex, Ltd.............................................  2,447          35,530
  *Zygo Corp................................................  1,999          39,560
                                                                        -----------
Total Information Technology................................             13,202,120
                                                                        -----------
Materials -- (8.0%)
   A. Schulman, Inc.........................................  6,700         164,887

                                     1334

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------     --------
Materials -- (Continued)
  *A.M. Castle & Co.........................................  2,515     $ 33,676
  #AK Steel Holding Corp....................................  6,775       50,271
  *American Pacific Corp....................................    700        5,474
   American Vanguard Corp...................................  4,900      122,500
   Ashland, Inc.............................................  9,855      649,149
   Boise, Inc............................................... 12,593       96,211
   Buckeye Technologies, Inc................................  9,523      308,640
   Cabot Corp...............................................  4,400      189,772
  *Century Aluminum Co...................................... 10,800       99,360
   Chase Corp...............................................    713       10,588
  *Clearwater Paper Corp....................................    602       19,848
  *Coeur d'Alene Mines Corp.................................  9,159      197,376
   Commercial Metals Co..................................... 18,709      276,519
  *Core Molding Technologies, Inc...........................  1,192        9,906
   Cytec Industries, Inc....................................  4,444      282,505
   Domtar Corp..............................................  5,165      451,834
   Eagle Materials, Inc.....................................    249        8,770
  *Ferro Corp...............................................  3,208       16,650
   Friedman Industries, Inc.................................  1,605       18,762
   FutureFuel Corp..........................................    450        4,428
  *Georgia Gulf Corp........................................  2,300       81,535
  *Graphic Packaging Holding Co............................. 55,700      297,995
   H.B. Fuller Co...........................................    600       19,740
  *Headwaters, Inc.......................................... 12,719       55,200
  *Horsehead Holding Corp...................................  4,765       53,511
   Huntsman Corp............................................ 23,862      337,886
   Kaiser Aluminum Corp.....................................  2,700      141,939
  *KapStone Paper & Packaging Corp..........................  2,108       38,070
   KMG Chemicals, Inc.......................................    200        3,448
  *Landec Corp..............................................  6,044       38,923
  *Louisiana-Pacific Corp................................... 25,700      232,585
  *Materion Corp............................................  3,513       86,806
  *Mercer International, Inc................................  7,115       48,809
  *Metals USA Holdings Corp.................................    537        8,098
   Minerals Technologies, Inc...............................  1,939      130,107
  *Mod-Pac Corp.............................................    962        6,647
   Myers Industries, Inc....................................  5,764       95,279
   Neenah Paper, Inc........................................  3,800      108,528
   Noranda Aluminum Holding Corp............................     56          595
  *Northern Technologies International Corp.................    211        2,701
   Olin Corp................................................    872       18,277
   Olympic Steel, Inc.......................................  1,914       40,443
  *OM Group, Inc............................................  4,400      106,128
   P.H. Glatfelter Co....................................... 11,400      177,612
  *Penford Corp.............................................  2,600       21,580
   PolyOne Corp.............................................  3,623       50,215
   Quaker Chemical Corp.....................................     61        2,647
   Reliance Steel & Aluminum Co.............................  9,910      553,870
   Rock-Tenn Co. Class A....................................  4,247      264,716
  *RTI International Metals, Inc............................  4,140      101,637
   Schnitzer Steel Industries, Inc. Class A.................  1,898       75,673
   Sealed Air Corp..........................................  3,663       70,256
   Sensient Technologies Corp...............................    900       33,435
  *Spartech Corp............................................  8,687       42,393
   Steel Dynamics, Inc...................................... 13,253      169,241
  *Stillwater Mining Co.....................................    778        8,348
  #Texas Industries, Inc....................................  3,420      114,946
   Tredegar Corp............................................  6,824      118,396
  *United States Lime & Minerals, Inc.......................    110        5,277
  #United States Steel Corp.................................  7,474      211,738
  *Universal Stainless & Alloy Products, Inc................  1,734       80,458

                                     1335

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                             ------     -----------
Materials -- (Continued)
   Vulcan Materials Co......................................  3,193     $   136,692
   Wausau Paper Corp........................................  8,555          77,508
   Westlake Chemical Corp................................... 13,400         856,930
   Worthington Industries, Inc.............................. 12,590         224,606
  *Zoltek Cos., Inc.........................................  6,468          71,342
                                                                        -----------
Total Materials.............................................              8,439,892
                                                                        -----------
Other -- (0.0%)
 -*All American Group, Inc. Escrow Shares...................  4,100              --
 -*Big 4 Ranch, Inc.........................................    300              --
 -*Concord Camera Corp. Escrow Shares.......................  2,105              --
 -*Gerber Scientific, Inc. Escrow Shares....................  6,375              --
 -*MAIR Holdings, Inc. Escrow Shares........................  4,800              --
 -*Petrocorp, Inc. Escrow Shares............................  1,700             102
 -*Price Communications Liquidation Trust................... 16,900              --
                                                                        -----------
Total Other.................................................                    102
                                                                        -----------
Telecommunication Services -- (0.9%)
   Atlantic Tele-Network, Inc...............................     32           1,090
  *FiberTower Corp..........................................    100              14
  *General Communications, Inc. Class A.....................  9,072          68,947
   HickoryTech Corp.........................................  2,009          19,949
  *Iridium Communications, Inc..............................  3,686          32,400
  *MetroPCS Communications, Inc............................. 19,191         140,094
  *Neutral Tandem, Inc......................................  2,181          25,343
  *ORBCOMM, Inc.............................................  9,700          31,622
  *Premiere Global Services, Inc............................  3,336          29,857
  *Primus Telecommunications Group, Inc.....................  1,162          20,219
   SureWest Communications..................................  3,159          71,330
   Telephone & Data Systems, Inc............................ 13,053         317,057
  *United States Cellular Corp..............................  5,355         210,023
   USA Mobility, Inc........................................  2,379          30,737
   Warwick Valley Telephone Co..............................     85           1,159
                                                                        -----------
Total Telecommunication Services............................                999,841
                                                                        -----------
Utilities -- (0.3%)
   Consolidated Water Co., Ltd..............................  1,100           7,887
  *Dynegy, Inc..............................................  5,171           2,120
   Genie Energy, Ltd. Class B...............................     78             649
  *GenOn Energy, Inc........................................ 69,791         148,655
  *NRG Energy, Inc..........................................  2,570          43,690
  #Ormat Technologies, Inc..................................  3,043          60,160
   SJW Corp.................................................  2,389          57,575
  *Synthesis Energy Systems, Inc............................  6,200           8,680
  *UGI Corp.................................................    215           6,274
                                                                        -----------
Total Utilities.............................................                335,690
                                                                        -----------
TOTAL COMMON STOCKS.........................................             99,885,522
                                                                        -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...................................    666             666
                                                                        -----------

                                     1336

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT       VALUE+
                                                                  ---------- ------------
                                                                    (000)
SECURITIES LENDING COLLATERAL -- (5.6%)
(S) @DFA Short Term Investment Fund..............................  5,927,737 $  5,927,737
        @Repurchase Agreement, JPMorgan Securities LLC
          0.21%, 05/01/12 (Collateralized by $50,762 FNMA,
          rates ranging from 2.000% to 6.331%(r),
          maturities ranging from 01/01/19 to 09/01/45,
          valued at $50,919) to be repurchased at $49,283........ $       49       49,283
                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................               5,977,020
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $102,277,418)............................................            $105,863,208
                                                                             ============

                                     1337

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES        VALUE+
                                                             -------     -----------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (15.7%)
  #Best Buy Co., Inc........................................   4,096     $    90,399
   Carnival Corp............................................  39,939       1,297,618
   CBS Corp. Class A........................................   1,014          34,557
   CBS Corp. Class B........................................  36,002       1,200,667
  *Clear Channel Outdoor Holdings, Inc. Class A.............   2,357          17,842
   Comcast Corp. Class A.................................... 132,558       4,020,484
   Comcast Corp. Special Class A............................  51,098       1,524,253
   D.R. Horton, Inc.........................................  18,530         302,965
  #Dillard's, Inc. Class A..................................     970          62,623
   Foot Locker, Inc.........................................   7,521         230,067
  #GameStop Corp. Class A...................................   9,160         208,482
   Gannett Co., Inc.........................................   4,850          67,027
  *General Motors Co........................................  15,649         359,927
  *Hyatt Hotels Corp. Class A...............................     395          16,997
  #J.C. Penney Co., Inc.....................................  14,882         536,645
  #Lennar Corp. Class A.....................................  10,919         302,893
  *Liberty Interactive Corp. Class A........................  41,900         789,396
   Macy's, Inc..............................................   1,455          59,684
  *MGM Resorts International................................  33,050         443,531
  *Mohawk Industries, Inc...................................   4,867         326,186
   News Corp. Class A....................................... 125,052       2,451,019
   News Corp. Class B.......................................  43,558         864,191
  *Orchard Supply Hardware Stores Corp. Class A.............     301           6,462
 #*Penn National Gaming, Inc................................   2,656         119,467
  *PulteGroup, Inc..........................................     291           2,863
   Royal Caribbean Cruises, Ltd.............................  14,961         409,483
 #*Sears Holdings Corp......................................   6,666         358,497
   Service Corp. International..............................   3,678          42,591
   Staples, Inc.............................................  11,465         176,561
   Time Warner Cable, Inc...................................  23,017       1,851,718
   Time Warner, Inc.........................................  70,711       2,648,834
  *Toll Brothers, Inc.......................................  11,977         304,216
  #Washington Post Co. Class B..............................     500         189,085
   Whirlpool Corp...........................................   2,229         142,701
   Wyndham Worldwide Corp...................................  12,369         622,655
                                                                         -----------
Total Consumer Discretionary................................              22,082,586
                                                                         -----------
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co................................  41,797       1,288,602
   Bunge, Ltd...............................................   7,139         460,465
  *Constellation Brands, Inc. Class A.......................  12,974         280,238
   Corn Products International, Inc.........................      22           1,255
   CVS Caremark Corp........................................  85,530       3,816,349
   Fortune Brands, Inc......................................   7,567         429,654
   J.M. Smucker Co..........................................   8,010         637,836
   Kraft Foods, Inc. Class A................................  92,598       3,691,882
   Molson Coors Brewing Co. Class B.........................  11,503         478,295
  *Post Holdings, Inc.......................................   1,417          42,156
  *Ralcorp Holdings, Inc....................................   2,968         216,100
  #Safeway, Inc.............................................  14,505         294,887
  *Smithfield Foods, Inc....................................  11,510         241,250
   Tyson Foods, Inc. Class A................................  21,606         394,309
                                                                         -----------
Total Consumer Staples......................................              12,273,278
                                                                         -----------
Energy -- (17.3%)
   Anadarko Petroleum Corp..................................  34,034       2,491,629
   Apache Corp..............................................  16,287       1,562,575
  #Chesapeake Energy Corp...................................  44,478         820,174

                                     1338

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Energy -- (Continued)
   Chevron Corp.............................................  21,362     $ 2,276,335
   Cimarex Energy Co........................................     277          19,143
   ConocoPhillips...........................................  73,462       5,262,083
  *Denbury Resources, Inc...................................  18,938         360,580
   Devon Energy Corp........................................  15,433       1,077,995
   Helmerich & Payne, Inc...................................   4,017         206,434
   Hess Corp................................................  21,949       1,144,421
  *HollyFrontier Corp.......................................   1,629          50,206
   Marathon Oil Corp........................................  48,771       1,430,941
   Marathon Petroleum Corp..................................  24,478       1,018,530
   Murphy Oil Corp..........................................   8,677         476,975
  *Nabors Industries, Ltd...................................  18,668         310,822
   National Oilwell Varco, Inc..............................  22,248       1,685,508
   Noble Corp...............................................   7,888         300,217
   Patterson-UTI Energy, Inc................................  10,062         162,703
  #Pioneer Natural Resources Co.............................   5,369         621,838
  *Plains Exploration & Production Co.......................   9,981         407,724
   QEP Resources, Inc.......................................   5,891         181,502
  *Rowan Cos., Inc..........................................   8,786         303,381
 #*SandRidge Energy, Inc....................................   3,764          30,074
  *Tesoro Corp..............................................   8,159         189,697
   Tidewater, Inc...........................................   3,800         209,114
   Transocean, Ltd..........................................   5,804         292,464
   Valero Energy Corp.......................................  39,919         985,999
  *Weatherford International, Ltd...........................  15,434         220,243
  *Whiting Petroleum Corp...................................     818          46,790
  *Williams Cos., Inc. (The)................................   4,586         156,062
                                                                         -----------
Total Energy................................................              24,302,159
                                                                         -----------
Financials -- (18.1%)
   Allied World Assurance Co. Holdings, Ltd.................   2,663         191,629
   Allstate Corp. (The).....................................  20,984         699,397
   Alterra Capital Holdings, Ltd............................   1,608          38,479
  *American Capital, Ltd....................................   8,718          86,570
   American Financial Group, Inc............................   7,802         303,654
  *American International Group, Inc........................   8,974         305,385
   American National Insurance Co...........................   1,231          86,416
   Assurant, Inc............................................   6,944         280,121
   Assured Guaranty, Ltd....................................   2,731          38,726
   Axis Capital Holdings, Ltd...............................   8,360         284,407
   Bank of America Corp..................................... 333,102       2,701,457
   Bank of New York Mellon Corp. (The)......................   4,189          99,070
   Capital One Financial Corp...............................  15,670         869,372
  *CIT Group, Inc...........................................   2,108          79,788
   Citigroup, Inc........................................... 125,854       4,158,216
   CME Group, Inc...........................................   4,349       1,156,051
   CNA Financial Corp.......................................  16,773         513,589
   Comerica, Inc............................................     780          24,976
  *E*Trade Financial Corp...................................   2,310          24,555
   Everest Re Group, Ltd....................................   3,122         309,390
   First Niagara Financial Group, Inc.......................   1,150          10,281
  *Genworth Financial, Inc. Class A.........................  33,383         200,632
   Goldman Sachs Group, Inc. (The)..........................   3,386         389,898
   Hartford Financial Services Group, Inc...................  29,855         613,520
  *Hudson City Bancorp, Inc.................................   1,595          11,261
   JPMorgan Chase & Co......................................  12,333         530,072
   KeyCorp..................................................  59,273         476,555
   Legg Mason, Inc..........................................  10,700         278,949
   Lincoln National Corp....................................  21,825         540,605
   Loews Corp...............................................  28,230       1,161,100
   MetLife, Inc.............................................  63,275       2,279,798

                                     1339

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Financials -- (Continued)
   Morgan Stanley...........................................  51,184     $   884,460
  *NASDAQ OMX Group, Inc. (The).............................  12,534         307,960
   NYSE Euronext............................................   1,092          28,119
   Old Republic International Corp..........................  18,050         179,597
   PartnerRe, Ltd...........................................   2,424         168,759
   People's United Financial, Inc...........................     933          11,513
   Principal Financial Group, Inc...........................   6,714         185,776
   Prudential Financial, Inc................................  31,442       1,903,499
   Regions Financial Corp...................................  84,998         572,887
   Reinsurance Group of America, Inc........................   5,245         304,944
   SunTrust Banks, Inc......................................  35,025         850,407
   Unum Group...............................................  21,480         509,935
   Validus Holdings, Ltd....................................   5,237         170,202
   XL Group P.L.C...........................................  19,437         418,090
  #Zions Bancorporation.....................................  10,975         223,780
                                                                         -----------
Total Financials............................................              25,463,847
                                                                         -----------
Health Care -- (9.3%)
   Aetna, Inc...............................................  26,282       1,157,459
  *Alere, Inc...............................................     909          21,716
  *Boston Scientific Corp...................................  79,127         495,335
  *CareFusion Corp..........................................  14,963         387,691
   Cigna Corp...............................................   1,034          47,802
   Coventry Health Care, Inc................................  10,098         302,839
  *Endo Pharmaceuticals Holdings, Inc.......................   2,320          81,525
  *Forest Laboratories, Inc.................................   1,913          66,630
  *Hologic, Inc.............................................  17,372         332,153
   Humana, Inc..............................................  10,702         863,437
  *Life Technologies Corp...................................   1,204          55,817
   Omnicare, Inc............................................   8,210         286,036
   PerkinElmer, Inc.........................................   5,603         154,643
   Pfizer, Inc.............................................. 239,592       5,493,845
   Teleflex, Inc............................................     324          20,305
   Thermo Fisher Scientific, Inc............................  27,030       1,504,219
  *Universal Health Services, Inc...........................     230           9,823
   WellPoint, Inc...........................................  27,686       1,877,665
                                                                         -----------
Total Health Care...........................................              13,158,940
                                                                         -----------
Industrials -- (13.6%)
  *AECOM Technology Corp....................................     977          21,562
  *AGCO Corp................................................   2,821         131,402
 #*CNH Global N.V...........................................     100           4,577
   CSX Corp.................................................  75,747       1,689,916
   FedEx Corp...............................................   2,541         224,218
  *Fortune Brands Home & Security, Inc......................  10,608         241,226
   General Electric Co...................................... 272,645       5,338,389
  *Hertz Global Holdings, Inc...............................  11,556         178,078
   Ingersoll-Rand P.L.C.....................................  11,760         500,035
  *Jacobs Engineering Group, Inc............................     292          12,798
   L-3 Communications Holdings, Inc.........................   5,087         374,098
   Manpower, Inc............................................     321          13,675
   Norfolk Southern Corp....................................  26,955       1,965,828
   Northrop Grumman Corp....................................  19,042       1,204,978
  *Owens Corning, Inc.......................................   8,578         294,654
   Pentair, Inc.............................................   2,220          96,215
  *Quanta Services, Inc.....................................   6,189         136,901
   Republic Services, Inc...................................  25,729         704,203
   Ryder System, Inc........................................   3,620         176,366
   Southwest Airlines Co....................................  56,592         468,582
   Stanley Black & Decker, Inc..............................   6,708         490,757
   Trinity Industries, Inc..................................     108           3,197

                                     1340

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                             SHARES        VALUE+
                                                             -------     -----------
Industrials -- (Continued)
   Tyco International, Ltd..................................  19,136     $ 1,074,104
   Union Pacific Corp.......................................  31,933       3,590,547
   URS Corp.................................................   5,530         228,444
                                                                         -----------
Total Industrials...........................................              19,164,750
                                                                         -----------
Information Technology -- (3.7%)
   Activision Blizzard, Inc.................................  37,402         481,364
  *Arrow Electronics, Inc...................................   8,135         342,077
  *Avnet, Inc...............................................  10,663         384,721
   AVX Corp.................................................   6,315          80,200
  *Brocade Communications Systems, Inc......................   4,196          23,246
   Computer Sciences Corp...................................  10,975         307,958
   Corning, Inc.............................................  36,379         522,039
 #*Cree, Inc................................................     690          21,321
   Fidelity National Information Services, Inc..............  21,660         729,292
   Hewlett-Packard Co.......................................  14,439         357,510
   IAC/InterActiveCorp......................................   6,151         296,171
  *Ingram Micro, Inc. Class A...............................  11,144         216,862
  *Juniper Networks, Inc....................................     372           7,972
  *Micron Technology, Inc...................................  46,510         306,501
  *Western Digital Corp.....................................   9,234         358,372
   Xerox Corp...............................................  69,867         543,565
  *Yahoo!, Inc..............................................  19,319         300,217
                                                                         -----------
Total Information Technology................................               5,279,388
                                                                         -----------
Materials -- (3.0%)
   Alcoa, Inc...............................................  73,466         714,824
   Ashland, Inc.............................................   5,450         358,991
   Cliffs Natural Resources, Inc............................   2,727         169,783
   Cytec Industries, Inc....................................     796          50,602
   Domtar Corp..............................................   2,789         243,982
   Huntsman Corp............................................   1,368          19,371
   International Paper Co...................................  31,763       1,058,026
   LyondellBasell Industries N.V. Class A...................     574          23,982
   MeadWestavco Corp........................................  12,272         390,495
   Nucor Corp...............................................   2,248          88,144
   Reliance Steel & Aluminum Co.............................   5,210         291,187
   Rock-Tenn Co. Class A....................................   1,233          76,853
   Sealed Air Corp..........................................   5,840         112,011
   Steel Dynamics, Inc......................................  14,749         188,345
  #United States Steel Corp.................................   3,047          86,322
   Vulcan Materials Co......................................   9,022         386,232
                                                                         -----------
Total Materials.............................................               4,259,150
                                                                         -----------
Telecommunication Services -- (6.4%)
   AT&T, Inc................................................ 177,239       5,832,935
   CenturyLink, Inc.........................................  29,202       1,126,029
  #Frontier Communications Corp.............................  20,591          83,188
  *MetroPCS Communications, Inc.............................  21,262         155,213
 #*NII Holdings, Inc........................................   2,490          34,848
  *Sprint Nextel Corp....................................... 204,911         508,179
   Telephone & Data Systems, Inc............................   7,138         173,382
  *United States Cellular Corp..............................   3,700         145,114
   Verizon Communications, Inc..............................  23,708         957,329
                                                                         -----------
Total Telecommunication Services............................               9,016,217
                                                                         -----------
Utilities -- (0.8%)
  *AES Corp.................................................  13,783         172,563
  *Calpine Corp.............................................  13,470         252,562
  *NRG Energy, Inc..........................................  11,808         200,736

                                     1341

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 ---------- ------------
Utilities -- (Continued)
   Public Service Enterprise Group, Inc.........................     14,991 $    466,970
                                                                            ------------
Total Utilities.................................................               1,092,831
                                                                            ------------
TOTAL COMMON STOCKS.............................................             136,093,146
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.......................................    610,719      610,719
                                                                            ------------

                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT
                                                                   (000)
                                                                 ----------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S) @DFA Short Term Investment Fund.............................  4,077,080    4,077,080
       @Repurchase Agreement, JPMorgan Securities LLC
         0.21%, 05/01/12 (Collateralized by $59,170 FNMA,
         rates ranging from 2.000% to 6.331%(r), maturities
         ranging from 01/01/19 to 09/01/45, valued at
         $59,353) to be repurchased at $57,446.................. $       57       57,446
                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL.............................               4,134,526
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $126,047,025)..........................................            $140,838,391
                                                                            ============

                                     1342

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES      VALUE++
                                                             ------     ----------
COMMON STOCKS -- (87.2%)
AUSTRALIA -- (4.3%)
   Alumina, Ltd............................................. 55,119     $   65,837
   Asciano Group, Ltd....................................... 19,543         95,647
   Bank of Queensland, Ltd..................................  5,304         40,971
  #Bendigo Bank, Ltd........................................ 11,480         89,770
   Boral, Ltd............................................... 21,633         84,606
   Caltex Australia, Ltd....................................  5,940         84,626
   Echo Entertainment Group, Ltd............................ 14,604         68,030
 #*Fairfax Media, Ltd....................................... 59,866         42,721
  #Harvey Norman Holdings, Ltd..............................  6,979         14,634
   Incitec Pivot, Ltd....................................... 41,879        141,539
   Lend Lease Group NL...................................... 11,809         90,955
   Macquarie Group, Ltd.....................................  8,486        255,772
  #National Australia Bank, Ltd............................. 38,666      1,010,702
  *Newcrest Mining, Ltd.....................................  2,564         69,869
   OneSteel, Ltd............................................  7,970         10,678
   Origin Energy, Ltd....................................... 28,925        397,399
   OZ Minerals, Ltd.........................................  8,784         84,577
  *Qantas Airways, Ltd...................................... 32,996         55,934
   Santos, Ltd.............................................. 22,965        333,152
   Sims Metal Management, Ltd...............................  3,933         58,273
   Suncorp Group, Ltd....................................... 40,656        342,825
   TABCorp. Holdings, Ltd................................... 14,604         43,562
   Tatts Group, Ltd......................................... 32,618         87,599
   Toll Holdings, Ltd....................................... 16,112         97,657
   Washington H. Soul Pattinson & Co., Ltd..................    924         13,295
   Wesfarmers, Ltd.......................................... 33,137      1,040,562
                                                                        ----------
TOTAL AUSTRALIA.............................................             4,721,192
                                                                        ----------
AUSTRIA -- (0.2%)
   Erste Group Bank AG......................................  5,736        132,267
   Raiffeisen Bank International AG.........................  2,147         71,439
                                                                        ----------
TOTAL AUSTRIA...............................................               203,706
                                                                        ----------
BELGIUM -- (0.9%)
  #Ageas SA................................................. 61,558        112,173
   Delhaize Group SA........................................  4,481        218,096
   KBC Groep NV.............................................  4,736         91,817
  #Solvay SA................................................  2,420        294,794
  #UCB SA...................................................  5,259        245,912
                                                                        ----------
TOTAL BELGIUM...............................................               962,792
                                                                        ----------
CANADA -- (11.0%)
  *Agnico-Eagle Mines, Ltd..................................  1,400         55,888
   Agrium, Inc..............................................  2,369        208,686
   Bell Aliant, Inc.........................................  1,758         46,555
   Canadian National Resources, Ltd.........................  2,781         96,618
  *Canadian Natural Resources, Ltd.......................... 17,558        610,141
  #Canadian Pacific Railway, Ltd............................  3,000        232,171
  #Canadian Tire Corp. Class A..............................  2,400        167,855
   Empire Co., Ltd. Class A.................................  1,200         70,626
  #Encana Corp.............................................. 34,656        725,852
   Enerplus Corp............................................  5,482        101,444
   Ensign Energy Services, Inc..............................  3,653         52,806
   Fairfax Financial Holdings, Ltd..........................    700        286,980
   Genworth MI Canada, Inc..................................  1,085         22,549
   George Weston, Ltd.......................................  2,300        146,985
   Goldcorp, Inc............................................ 16,128        617,057
   Goldcorp, Inc. (2676302).................................  4,600        176,158

                                     1343

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
CANADA -- (Continued)
   Groupe Aeroplan, Inc.....................................    975     $    12,535
   HudBay Minerals, Inc.....................................  3,415          35,953
  #Husky Energy, Inc........................................  9,700         253,043
  *IAMGOLD Corp.............................................  1,474          18,278
   Inmet Mining Corp........................................  1,550          85,263
   Kinross Gold Corp........................................ 31,183         279,364
  #Loblaw Cos., Ltd.........................................  4,400         148,545
  *Lundin Mining Corp.......................................  7,690          37,366
   Magna International, Inc.................................  8,230         360,659
  #Manulife Financial Corp.................................. 53,517         731,907
   Methanex Corp............................................  2,235          78,689
   Nexen, Inc............................................... 20,760         401,183
   Pan American Silver Corp.................................    670          13,029
   Pengrowth Energy Corp....................................  7,628          68,570
   Penn West Petroleum, Ltd................................. 11,123         190,629
   PetroBakken Energy, Ltd. Class A.........................  1,115          16,141
  *Precision Drilling Corp..................................  8,434          77,693
   Progress Energy Resources Corp...........................  5,589          61,500
   Progressive Waste Solutions, Ltd.........................  1,176          25,512
  *Research In Motion, Ltd..................................  4,071          58,231
  #Sun Life Financial, Inc.................................. 22,308         546,945
   Suncor Energy, Inc....................................... 51,054       1,686,382
   Talisman Energy, Inc. (2068299)..........................  9,540         124,773
  *Talisman Energy, Inc. (87425E103)........................ 11,225         146,598
  #Teck Resources, Ltd. Class B............................. 17,290         645,148
  #Thomson Reuters Corp..................................... 17,778         531,261
  #TransAlta Corp...........................................  7,800         129,335
   TransCanada Corp......................................... 25,955       1,141,878
  *Trican Well Service, Ltd.................................  3,300          47,737
  *Uranium One, Inc......................................... 12,400          36,026
   Viterra, Inc.............................................  6,796         109,454
   Yamana Gold, Inc......................................... 27,400         401,909
                                                                        -----------
TOTAL CANADA................................................             12,119,907
                                                                        -----------
DENMARK -- (1.3%)
  *A.P. Moeller-Maersk A.S. Series A........................     15         111,882
  #A.P. Moeller-Maersk A.S. Series B........................     48         375,837
   Carlsberg A.S. Series B..................................  4,898         422,804
  *Danske Bank A.S.......................................... 22,174         360,348
   H. Lundbeck A.S..........................................  1,633          32,740
   Rockwool International A.S. Series B.....................    219          20,897
   TDC A.S..................................................  8,583          61,524
 #*Vestas Wind Systems A.S..................................  4,456          39,275
                                                                        -----------
TOTAL DENMARK...............................................              1,425,307
                                                                        -----------
FINLAND -- (0.5%)
  #Kesko Oyj Series B.......................................  2,106          56,330
 #*Nokia Oyj................................................ 30,243         109,531
  #Stora Enso Oyj Series R.................................. 19,214         131,512
   UPM-Kymmene Oyj.......................................... 23,046         295,753
                                                                        -----------
   TOTAL FINLAND............................................                593,126
                                                                        -----------
FRANCE -- (7.8%)
   Arkema SA................................................    102           9,046
   AXA SA................................................... 58,965         837,900
   BNP Paribas SA........................................... 15,319         618,264
   Bollore SA...............................................    305          66,108
 #*Bouygues SA..............................................  4,798         130,906
   Cap Gemini SA............................................  3,195         124,820
   Casino Guichard Perrachon SA.............................  2,318         227,741

                                     1344

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             ------     ----------
FRANCE -- (Continued)
   Cie de Saint-Gobain SA................................... 16,292     $  684,025
  *Cie Generale de Geophysique - Veritas SA.................  1,499         42,988
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR...  3,650        104,974
   Cie Generale des Etablissements Michelin SA Series B.....  2,906        217,173
  #Ciments Francais SA......................................    488         31,286
   CNP Assurances SA........................................  5,104         71,662
   Credit Agricole SA....................................... 48,568        250,013
  *Eiffage SA...............................................    369         12,561
   Electricite de France SA.................................  5,895        124,891
   France Telecom SA........................................ 55,099        755,299
   GDF Suez SA.............................................. 44,853      1,032,704
   Groupe Eurotunnel SA.....................................  6,183         52,021
  #Lafarge SA...............................................  9,061        354,165
  #Lagardere SCA............................................  5,094        154,466
   Natixis SA............................................... 40,470        123,369
  #Peugeot SA...............................................  6,327         75,987
  #PPR SA...................................................    402         67,274
   Renault SA...............................................  8,195        372,796
   Rexel SA.................................................  3,527         73,791
  *SA des Ciments Vicat.....................................     80          4,597
   Sanofi SA................................................  5,989        457,450
   Societe Generale SA...................................... 14,644        346,685
   STMicroelectronics NV.................................... 28,793        165,785
  *Vallourec SA.............................................  1,049         63,172
   Vivendi SA............................................... 51,320        949,241
                                                                        ----------
TOTAL FRANCE................................................             8,603,160
                                                                        ----------
GERMANY -- (6.7%)
   Allianz SE...............................................  4,151        463,007
   Allianz SE Sponsored ADR................................. 60,736        671,740
   Bayerische Motoren Werke AG..............................    456         43,371
  *Commerzbank AG........................................... 45,209         97,885
   Daimler AG............................................... 23,528      1,301,837
   Deutsche Bank AG......................................... 33,899      1,471,657
  #Deutsche Lufthansa AG....................................  6,846         89,151
   Deutsche Post AG.........................................  4,542         84,817
   Deutsche Telekom AG......................................  6,656         75,044
  #Deutsche Telekom AG Sponsored ADR........................ 73,200        834,480
  #E.ON AG.................................................. 34,931        790,898
  #Heidelberger Zement AG...................................  5,179        284,972
  #Munchener Rueckversicherungs-Gesellschaft AG.............  3,909        567,782
  *RWE AG...................................................  7,941        341,359
  #Salzgitter AG............................................  1,190         62,372
   ThyssenKrupp AG..........................................  1,085         25,731
  #Volkswagen AG............................................    943        161,088
                                                                        ----------
TOTAL GERMANY...............................................             7,367,191
                                                                        ----------
GREECE -- (0.0%)
  *Coca-Cola Hellenic Bottling Co. S.A. ADR.................    400          7,872
   Hellenic Petroleum S.A...................................  2,479         18,221
  *National Bank of Greece S.A..............................  2,339          5,219
                                                                        ----------
TOTAL GREECE................................................                31,312
                                                                        ----------
HONG KONG -- (1.5%)
   Cathay Pacific Airways, Ltd.............................. 23,000         38,912
   Cheung Kong Holdings, Ltd................................ 16,000        212,011
   Great Eagle Holdings, Ltd................................  8,452         24,823
   Henderson Land Development Co., Ltd...................... 36,121        204,955
   Hong Kong & Shanghai Hotels, Ltd......................... 19,052         24,931
   Hopewell Holdings, Ltd...................................  9,000         24,121

                                     1345

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
HONG KONG -- (Continued)
   Hutchison Whampoa, Ltd...................................  57,000     $  546,428
   New World Development Co., Ltd........................... 151,556        188,264
   Orient Overseas International, Ltd.......................   6,500         44,371
   Wharf Holdings, Ltd......................................  31,635        187,607
   Wheelock & Co., Ltd......................................  47,000        158,353
                                                                         ----------
TOTAL HONG KONG.............................................              1,654,776
                                                                         ----------
IRELAND -- (0.3%)
   CRH P.L.C. Sponsored ADR.................................  14,977        304,482
                                                                         ----------
ISRAEL -- (0.6%)
   Bank Hapoalim B.M........................................  74,220        275,425
   Bank Leumi Le-Israel B.M.................................  46,845        146,540
   Elbit Systems, Ltd.......................................   2,033         74,167
  *Israel Discount Bank, Ltd. Series A......................  34,311         44,496
  *NICE Systems, Ltd. Sponsored ADR.........................   3,091        118,756
                                                                         ----------
TOTAL ISRAEL................................................                659,384
                                                                         ----------
ITALY -- (1.0%)
  #Banca Monte Dei Paschi di Siena SpA......................  54,837         19,507
 #*Fiat SpA.................................................  19,321         93,324
  *Finmeccanica SpA.........................................   4,820         20,734
   Intesa Sanpaolo SpA......................................   6,475          9,815
  *Mediaset SpA.............................................  11,973         28,497
   Telecom Italia SpA....................................... 170,034        192,901
   Telecom Italia SpA Sponsored ADR.........................  24,800        280,736
   UniCredit SpA............................................  83,475        332,949
   Unione di Banche Italiane ScpA...........................  17,460         64,895
                                                                         ----------
TOTAL ITALY.................................................              1,043,358
                                                                         ----------
JAPAN -- (18.1%)
   77 Bank, Ltd. (The)......................................   9,000         35,888
   Aeon Co., Ltd............................................  20,500        267,627
   Aisin Seiki Co., Ltd.....................................     200          7,043
   Alfresa Holdings Corp....................................   1,400         64,652
   Amada Co., Ltd...........................................  10,000         67,873
   Asahi Glass Co., Ltd.....................................  12,000         94,351
   Asahi Kasei Corp.........................................  19,000        117,434
   Bank of Kyoto, Ltd. (The)................................   9,000         76,245
   Bank of Yokohama, Ltd. (The).............................   3,000         14,529
   Canon Marketing Japan, Inc...............................   2,000         25,801
  #Casio Computer Co., Ltd..................................   6,600         43,846
   Chiba Bank, Ltd. (The)...................................   6,000         36,453
   Chugoku Bank, Ltd. (The).................................   5,400         68,236
   Chuo Mitsui Trust Holdings, Inc..........................  30,030         87,974
   Citizen Holdings Co., Ltd................................   7,800         48,986
   Coca-Cola West Co., Ltd..................................   1,000         18,050
   COMSYS Holdings Corp.....................................   2,400         24,193
   Cosmo Oil Co., Ltd.......................................  10,000         27,732
   Dai Nippon Printing Co., Ltd.............................  18,000        159,748
   Daicel Chemical Industries, Ltd..........................  10,000         63,388
   Dainippon Sumitomo Pharma Co., Ltd.......................   3,100         31,046
   Daiwa Securities Group, Inc..............................  44,904        169,693
   Fuji Heavy Industries, Ltd...............................  16,000        120,680
   Fuji Television Network, Inc.............................      18         30,363
   FUJIFILM Holdings Corp...................................  16,600        352,093
   Fukuoka Financial Group, Inc.............................  25,000        104,012
   Glory, Ltd...............................................   1,200         25,807
   Gunma Bank, Ltd. (The)...................................  12,000         60,885
   Hachijuni Bank, Ltd. (The)...............................  17,000         92,519
   Hakuhodo DY Holdings, Inc................................     470         29,350

                                     1346

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   Hankyu Hanshin Holdings, Inc.............................   8,000 $   37,325
   Hitachi Capital Corp.....................................   1,600     26,449
   Hitachi High-Technologies Corp...........................   1,500     37,695
   Hitachi Transport System, Ltd............................     900     16,471
   Hokkoku Bank, Ltd. (The).................................   2,000      7,093
   Hokuhoku Financial Group, Inc............................  26,000     45,487
   House Foods Corp.........................................   1,600     26,947
   Idemitsu Kosan Co., Ltd..................................     800     73,661
   Inpex Corp...............................................      59    389,548
   Isetan Mitsukoshi Holdings, Ltd..........................  11,700    127,440
   Iyo Bank, Ltd. (The).....................................   8,000     66,389
   J. Front Retailing Co., Ltd..............................  12,000     61,658
   JFE Holdings, Inc........................................   9,700    181,405
   Joyo Bank, Ltd. (The)....................................  14,000     61,116
   JS Group Corp............................................   1,848     36,288
   JTEKT Corp...............................................     200      2,192
   JX Holdings, Inc.........................................  72,627    409,681
   Kagoshima Bank, Ltd. (The)...............................   5,000     30,105
   Kajima Corp..............................................   3,000      8,551
   Kamigumi Co., Ltd........................................   8,000     64,296
   Kaneka Corp..............................................   8,000     49,439
 #*Kawasaki Kisen Kaisha, Ltd...............................  26,000     54,765
   Keiyo Bank, Ltd. (The)...................................   4,000     18,609
   Kinden Corp..............................................   2,000     13,889
   Kirin Holdings Co., Ltd..................................   4,000     50,930
   Kobe Steel, Ltd..........................................  17,000     24,245
   Konica Minolta Holdings, Inc.............................   2,000     16,226
   Kyocera Corp.............................................   3,700    360,713
   Kyowa Hakko Kirin Co., Ltd...............................  10,000    105,114
   Mabuchi Motor Co., Ltd...................................     400     16,734
   Marui Group Co., Ltd.....................................   6,000     47,625
   Maruichi Steel Tube, Ltd.................................   1,300     28,609
  *Mazda Motor Corp.........................................  34,000     55,251
   Medipal Holdings Corp....................................   4,200     53,128
   Meiji Holdings Co., Ltd..................................   2,502    110,816
   Mitsubishi Chemical Holdings Corp........................  33,000    173,913
   Mitsubishi Corp..........................................  32,100    695,670
   Mitsubishi Gas Chemical Co., Inc.........................  13,000     85,168
   Mitsubishi Heavy Industries, Ltd......................... 109,000    494,318
   Mitsubishi Logistics Corp................................   3,000     32,908
   Mitsubishi Materials Corp................................  35,000    104,389
   Mitsubishi Tanabe Pharma Corp............................   2,700     37,477
   Mitsubishi UFJ Financial Group, Inc...................... 409,800  1,967,660
   Mitsui & Co., Ltd........................................  49,700    776,095
   Mitsui Chemicals, Inc....................................  29,000     83,784
   *Mitsui Engineering & Shipbuilding Co., Ltd..............  23,000     33,817
   Mitsui O.S.K. Lines, Ltd.................................  13,000     50,387
   MS&AD Insurance Group Holdings, Inc......................  11,450    211,094
   Nagase & Co., Ltd........................................   2,000     24,214
   Nanto Bank, Ltd. (The)...................................   3,000     13,410
  *NEC Corp.................................................  80,000    144,429
   Nippon Electric Glass Co., Ltd...........................   7,000     56,558
   Nippon Express Co., Ltd..................................  27,000    101,925
   Nippon Meat Packers, Inc.................................   5,000     63,869
  #Nippon Paper Group, Inc..................................   4,100     82,082
  #Nippon Sheet Glass Co., Ltd..............................  16,000     20,723
   Nippon Shokubai Co., Ltd.................................   3,000     33,610
  #Nippon Steel Corp........................................ 115,000    286,567
   Nippon Television Network Corp...........................     190     29,425
   Nippon Yusen K.K.........................................  41,000    121,197
   Nishi-Nippon Bank, Ltd...................................  18,000     47,608

                                     1347

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             ------     -----------
JAPAN -- (Continued)
   Nisshin Seifun Group, Inc................................  6,000     $    73,207
  *Nisshin Steel Co., Ltd................................... 23,000          32,281
   Nisshinbo Holdings, Inc..................................  3,000          26,376
   NOK Corp.................................................    700          14,399
   Nomura Holdings, Inc..................................... 24,700         101,248
   Obayashi Corp............................................ 16,000          67,725
   OJI Paper Co., Ltd....................................... 27,000         123,973
   Onward Holdings Co., Ltd.................................  2,000          15,640
   Panasonic Corp........................................... 67,000         513,666
 #*Renesas Electronics Corp.................................  2,200          12,653
   Rengo Co., Ltd...........................................  6,000          43,871
   Ricoh Co., Ltd........................................... 24,000         214,994
   Rohm Co., Ltd............................................  3,300         148,826
   Sankyo Co., Ltd..........................................  1,800          86,788
   SBI Holdings, Inc........................................    588          47,318
  #Seiko Epson Corp.........................................  4,400          58,698
   Seino Holdings Co., Ltd..................................  2,000          13,854
   Sekisui Chemical Co., Ltd................................ 11,000          98,903
   Sekisui House, Ltd....................................... 17,000         157,597
  #Sharp Corp............................................... 32,000         204,710
   Shiga Bank, Ltd..........................................  4,000          22,854
   Shimizu Corp............................................. 20,000          76,028
   Shinsei Bank, Ltd........................................ 22,000          28,390
  #Showa Denko K.K.......................................... 19,000          42,277
   Showa Shell Sekiyu K.K...................................  5,500          34,612
   SKY Perfect JSAT Holdings, Inc...........................     23          10,017
  #Sojitz Corp.............................................. 34,370          57,884
   Sony Corp................................................  6,800         109,982
  #Sony Corp. Sponsored ADR................................. 29,100         471,711
  #Sumitomo Bakelite Co., Ltd...............................  2,000          10,389
   Sumitomo Corp............................................ 37,500         532,920
   Sumitomo Electric Industries, Ltd........................ 24,400         329,138
   Sumitomo Forestry Co., Ltd...............................  3,000          26,107
   Sumitomo Metal Industries, Ltd........................... 57,000         102,393
   Sumitomo Mitsui Financial Group, Inc..................... 22,500         719,973
   Suzuken Co., Ltd.........................................  3,000          90,741
   Suzuki Motor Corp........................................  9,600         225,950
   Taisei Corp.............................................. 32,000          81,280
   Taisho Pharmaceutical Holdings Co., Ltd..................    600          48,017
   Takashimaya Co., Ltd.....................................  6,000          45,480
   TDK Corp.................................................  2,600         135,764
   Teijin, Ltd.............................................. 11,000          36,992
   Tokai Rika Co., Ltd......................................    600          11,176
   Tokyo Broadcasting System, Inc...........................  1,700          23,051
   Toppan Printing Co., Ltd................................. 16,000         108,369
   Tosoh Corp...............................................  5,000          13,823
   Toyo Seikan Kaisha, Ltd..................................  5,100          67,865
   Toyoda Gosei Co., Ltd....................................  1,400          28,535
   Toyota Motor Corp........................................  5,600         229,476
  #Toyota Motor Corp. Sponsored ADR......................... 34,218       2,798,348
   Toyota Tsusho Corp.......................................  6,700         132,866
   TV Asahi Corp............................................      9          13,442
   UNY Co., Ltd.............................................  5,300          61,591
   Wacoal Corp..............................................  2,000          23,198
   Yamaguchi Financial Group, Inc...........................  7,000          60,126
   Yamaha Corp..............................................  5,000          48,474
   Yamato Kogyo Co., Ltd....................................  1,600          45,528
   Yamazaki Baking Co., Ltd.................................  2,000          29,576
   Yokohama Rubber Co., Ltd.................................  3,000          21,930
                                                                        -----------
TOTAL JAPAN.................................................             19,867,684
                                                                        -----------

                                     1348

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES       VALUE++
                                                             -------     ----------
NETHERLANDS -- (2.7%)
  *Aegon NV.................................................  63,215     $  294,049
   Akzo Nobel NV............................................   6,759        362,489
   ArcelorMittal NV.........................................  36,543        634,822
   ArcelorMittal NV ADR.....................................   3,900         67,587
   Delta Lloyd NV...........................................     271          4,570
  *ING Groep NV............................................. 106,762        753,191
  *ING Groep NV Sponsored ADR...............................  20,692        146,086
   Koninklijke DSM NV.......................................   3,974        228,047
   Koninklijke Philips Electronics NV.......................  24,754        492,615
                                                                         ----------
TOTAL NETHERLANDS...........................................              2,983,456
                                                                         ----------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd......................  14,326         29,593
   Contact Energy, Ltd......................................  20,560         81,436
                                                                         ----------
TOTAL NEW ZEALAND...........................................                111,029
                                                                         ----------
NORWAY -- (1.0%)
  *Archer, Ltd..............................................   1,500          3,137
   BW Offshore, Ltd.........................................   3,899          5,416
  #DNB ASA..................................................  27,563        297,085
   Marine Harvest ASA.......................................  90,883         46,644
   Norsk Hydro ASA..........................................  44,745        218,186
   Orkla ASA................................................  35,448        260,348
  *Petroleum Geo-Services ASA...............................   4,024         60,874
   Storebrand ASA...........................................  11,463         51,532
  *Subsea 7 SA..............................................   6,682        173,057
                                                                         ----------
TOTAL NORWAY................................................              1,116,279
                                                                         ----------
PORTUGAL -- (0.1%)
  #Banco Espirito Santo SA..................................   4,550          3,854
  *Banco Espirito Santo SA I-12 Shares......................   7,959          6,743
  *EDP Renovaveis SA........................................  22,018         93,841
  *Portugal Telecom SA......................................   2,754         14,820
                                                                         ----------
TOTAL PORTUGAL..............................................                119,258
                                                                         ----------
SINGAPORE -- (0.9%)
   CapitaLand, Ltd.......................................... 105,000        248,186
   DBS Group Holdings, Ltd..................................   3,792         42,601
   Fraser & Neave, Ltd......................................  31,500        178,769
  #Golden Agri-Resources, Ltd............................... 277,000        163,968
  *Keppel Land, Ltd.........................................   9,000         22,914
   Neptune Orient Lines, Ltd................................   7,000          6,953
 #*Overseas Union Enterprise, Ltd...........................   3,000          5,686
   Singapore Airlines, Ltd..................................  23,800        205,291
   Singapore Land, Ltd......................................   1,000          4,796
   United Industrial Corp., Ltd.............................  24,000         53,679
   UOL Group, Ltd...........................................  12,400         45,190
   Venture Corp., Ltd.......................................   1,000          6,927
                                                                         ----------
TOTAL SINGAPORE.............................................                984,960
                                                                         ----------
SPAIN -- (1.9%)
  #Acciona SA...............................................   2,700        166,289
   Banco de Sabadell SA.....................................  32,435         76,793
 #*Banco Espanol de Credito SA..............................   5,651         21,257
   Banco Popular Espanol SA.................................  76,728        245,369
   Banco Santander SA....................................... 228,953      1,437,507
  *Banco Santander SA I-12 Shares...........................   9,539         59,598
   CaixaBank SA.............................................  17,831         61,468

                                     1349

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
   Iberdrola SA.............................................   8,289 $   38,625
                                                                     ----------
TOTAL SPAIN.................................................          2,106,906
                                                                     ----------
SWEDEN -- (2.6%)............................................
   Boliden AB...............................................   3,652     58,727
   Meda AB Series A.........................................   2,731     27,008
   Nordea Bank AB...........................................  85,572    757,348
   Skandinaviska Enskilda Banken AB Series A................  54,182    365,055
   SSAB AB Series A.........................................   5,533     56,408
   SSAB AB Series B.........................................   2,545     22,483
   Svenska Cellulosa AB Series A............................     318      5,047
   Svenska Cellulosa AB Series B............................  26,596    421,619
   Swedbank AB Series A.....................................  21,949    362,326
  *Telefonaktiebolaget LM Ericsson AB Series A..............     164      1,620
 #*Telefonaktiebolaget LM Ericsson AB Series B..............  19,445    192,767
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........  24,810    247,976
   TeliaSonera AB...........................................  57,228    381,140
                                                                     ----------
TOTAL SWEDEN................................................          2,899,524
                                                                     ----------
SWITZERLAND -- (4.4%).......................................
   Adecco SA................................................   2,088    101,860
   Aryzta AG................................................     832     41,910
   Baloise Holding AG.......................................   2,199    170,300
  *Clariant AG..............................................   2,370     30,173
   Credit Suisse Group AG...................................  20,900    499,905
   Givaudan SA..............................................     168    163,092
   Holcim, Ltd..............................................  10,258    639,814
   Lonza Group AG...........................................     799     36,052
   Novartis AG ADR..........................................  10,786    595,064
   Sulzer AG................................................     234     33,701
   Swiss Life Holding AG....................................   1,200    122,745
  *Swiss Re, Ltd............................................  11,976    752,010
  *UBS AG...................................................  46,840    584,947
   Zurich Insurance Group AG................................   4,524  1,108,393
                                                                     ----------
TOTAL SWITZERLAND...........................................          4,879,966
                                                                     ----------
UNITED KINGDOM -- (19.3%)...................................
   Anglo American P.L.C.....................................   8,617    333,002
   Associated British Foods P.L.C...........................     233      4,611
   Aviva P.L.C..............................................  93,481    467,872
   Barclays P.L.C...........................................     293      1,037
   Barclays P.L.C. Sponsored ADR............................  76,605  1,090,855
   BP P.L.C. Sponsored ADR..................................  87,925  3,816,824
   Carnival P.L.C...........................................   3,722    120,897
   Carnival P.L.C. ADR......................................   6,300    204,876
   Eurasian Natural Resources Corp. P.L.C...................   1,137     10,365
   HSBC Holdings P.L.C. Sponsored ADR.......................  57,455  2,595,242
  *International Consolidated Airlines Group SA.............  30,103     86,213
   Investec P.L.C...........................................   6,563     37,851
   Kazakhmys P.L.C..........................................   6,164     86,525
   Kingfisher P.L.C.........................................  88,624    417,948
  *Lloyds Banking Group P.L.C. Sponsored ADR................ 157,889    309,462
   Mondi P.L.C..............................................  16,202    150,653
   Old Mutual P.L.C......................................... 138,380    333,021
   Resolution, Ltd..........................................  47,048    170,912
   Rexam P.L.C..............................................  20,007    139,659
  *Royal Bank of Scotland Group P.L.C....................... 281,320    110,982
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR........  14,010    110,959
   Royal Dutch Shell P.L.C. ADR.............................  58,923  4,322,591
   RSA Insurance Group P.L.C................................  29,126     49,662

                                     1350

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
UNITED KINGDOM -- (Continued)
   Sainsbury (J.) P.L.C.....................................  53,132 $   265,604
   Vodafone Group P.L.C..................................... 672,985   1,862,799
   Vodafone Group P.L.C. Sponsored ADR......................  87,922   2,446,869
   William Morrison Supermarkets P.L.C......................  74,788     340,642
   WPP P.L.C................................................  17,647     238,958
   Xstrata P.L.C............................................  55,857   1,072,763
                                                                     -----------
TOTAL UNITED KINGDOM........................................          21,199,654
                                                                     -----------
TOTAL COMMON STOCKS.........................................          95,958,409
                                                                     -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE.............................   4,809     293,806
                                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 04/27/12.......................      17           5
                                                                     -----------

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT       VALUE+
                                                                  ---------- ------------
                                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S) @DFA Short Term Investment Fund..............................  8,000,000    8,000,000
        @Repurchase Agreement, Deutsche Bank Securities,
          Inc. 0.21%, 05/01/12 (Collateralized by FHLMC
          2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
          valued at $5,911,062) to be repurchased at
          $5,795,193............................................. $    5,795    5,795,159
                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................              13,795,159
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,625,900)...........................................            $110,047,379
                                                                             ============

                                     1351

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES     VALUE++
                                                             ------     --------
COMMON STOCKS -- (86.8%)
AUSTRALIA -- (6.2%)
  *Acrux, Ltd...............................................  7,398     $ 30,715
   Adelaide Brighton, Ltd................................... 26,886       84,955
  *AED Oil, Ltd.............................................  4,139           --
   Alesco Corp., Ltd........................................  6,428        9,316
 #*Alkane Resources, Ltd.................................... 19,258       26,813
  *Alliance Resources, Ltd.................................. 21,658        7,927
   Amalgamated Holdings, Ltd................................  5,533       37,199
   Amcom Telecommunications, Ltd............................  6,384        7,370
  *Ampella Mining, Ltd......................................    616          679
   Ansell, Ltd..............................................  8,744      134,614
 #*Antares Energy, Ltd...................................... 12,881        6,132
  #APN News & Media, Ltd.................................... 27,122       23,683
  *Aquarius Platinum, Ltd...................................  2,774        6,174
 #*Arafura Resources, Ltd...................................  7,863        2,161
   ARB Corp., Ltd...........................................  3,547       35,182
   Aristocrat Leisure, Ltd.................................. 13,779       44,346
 #*Aurora Oil & Gas, Ltd.................................... 16,633       71,216
   Ausdrill, Ltd............................................ 21,215       89,907
   Ausenco, Ltd.............................................  2,629       12,147
   Austal, Ltd..............................................  3,435        7,018
  *Austbrokers Holdings, Ltd................................    601        4,013
  *Australian Agricultural Co., Ltd......................... 21,165       28,230
   Australian Infrastructure Fund........................... 40,779       94,302
   Australian Pharmaceutical Industries, Ltd................ 21,680        8,896
   Australian Worldwide Exploration, Ltd.................... 35,889       64,749
   Automotive Holdings Group NL............................. 12,565       32,768
   AVJennings, Ltd.......................................... 21,460        8,179
  *Bandanna Energy, Ltd.....................................  2,730        1,933
  #Bank of Queensland, Ltd..................................  5,330       41,172
   Beach Energy, Ltd........................................ 73,441      106,421
  *Beadell Resources, Ltd................................... 10,811        7,776
  #Billabong International, Ltd.............................  4,663       12,721
 #*Biota Holdings, Ltd......................................  9,219        8,122
   Blackmores, Ltd..........................................    248        6,847
   Boart Longyear, Ltd...................................... 30,454      131,240
  *Boom Logistics, Ltd...................................... 20,098        5,629
   Bradken, Ltd.............................................  8,097       62,160
   Breville Group, Ltd......................................  1,803        8,265
   Brickworks, Ltd..........................................  2,046       22,171
   Cabcharge Australia, Ltd.................................  9,538       63,383
   Cardno, Ltd..............................................  2,182       15,873
  *Carnarvon Petroleum, Ltd.................................  6,703          797
   carsales.com, Ltd........................................  3,573       21,300
  *Ceramic Fuel Cells, Ltd.................................. 91,856        9,259
  *Chemeq, Ltd..............................................  5,304           --
  *Citigold Corp., Ltd...................................... 58,895        4,095
  #Clough, Ltd.............................................. 17,664       14,849
 #*Coal of Africa, Ltd...................................... 22,474       19,755
 #*Coalspur Mines, Ltd...................................... 21,206       36,669
  *Cockatoo Coal, Ltd....................................... 39,936       11,186
  #Consolidated Media Holdings, Ltd......................... 15,282       52,389
   CSG, Ltd................................................. 14,081        9,924
   CSR, Ltd................................................. 14,699       26,583
  *Cudeco, Ltd..............................................  4,262       15,077
  #David Jones, Ltd......................................... 24,451       62,957
   Decmil Group, Ltd........................................  5,930       18,259
  *Deep Yellow, Ltd......................................... 47,823        4,403
  *Discovery Metals, Ltd.................................... 35,121       63,148

                                     1352

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES      VALUE++
                                                             -------     --------
AUSTRALIA -- (Continued)
   Domino's Pizza Enterprises, Ltd..........................     611     $  6,256
  *Downer EDI, Ltd..........................................  16,096       60,088
 #*Drillsearch Energy, Ltd..................................  20,116       29,381
   DUET Group...............................................  70,317      134,996
   DuluxGroup, Ltd..........................................   9,552       30,692
 #*Elders, Ltd..............................................  15,828        3,933
   Emeco Holdings, Ltd......................................  27,042       29,135
  *Energy World Corp., Ltd..................................  50,545       30,320
   Envestra, Ltd............................................  82,478       67,393
  *Evolution Mining, Ltd....................................   6,984       12,710
   FKP Property Group, Ltd..................................  51,434       27,022
   Fleetwood Corp., Ltd.....................................   6,315       85,827
   FlexiGroup, Ltd..........................................   6,860       16,182
  #Flight Centre, Ltd.......................................   3,898       85,281
  *Flinders Mines, Ltd...................................... 135,740       28,796
  *Galaxy Resources, Ltd....................................  21,890       15,413
 #*Gindalbie Metals, Ltd....................................  24,151       14,617
  *Gloucester Coal, Ltd.....................................   2,290       18,668
   Goodman Fielder, Ltd..................................... 127,846       87,437
   GrainCorp, Ltd...........................................  10,303       98,644
  *Gryphon Minerals, Ltd....................................  11,474       11,276
  #GUD Holdings, Ltd........................................   3,447       30,326
 #*Gunns, Ltd...............................................  32,848        5,476
  #GWA Group, Ltd...........................................  14,186       28,962
  #Hills Holdings, Ltd......................................  26,079       29,824
 #*Horizon Oil, Ltd.........................................  65,914       22,420
   iiNet, Ltd...............................................   9,099       29,810
   Imdex, Ltd...............................................  13,781       35,857
   Independence Group NL....................................  10,253       46,127
   Industrea, Ltd...........................................   5,224        5,312
  *Infigen Energy, Ltd......................................  14,000        3,561
  *Integra Mining, Ltd......................................  54,831       29,417
 #*Intrepid Mines, Ltd......................................   7,169        6,364
  #Invocare, Ltd............................................   6,435       56,183
   IOOF Holdings, Ltd.......................................  13,685       88,312
   Iress Market Technology, Ltd.............................   6,392       44,687
  *Iron Ore Holdings, Ltd...................................   7,983       11,046
  *Ivanhoe Australia, Ltd...................................   3,622        4,697
  #JB Hi-Fi, Ltd............................................   7,902       79,287
  *Kagara, Ltd..............................................  27,762        3,471
  *Karoon Gas Australia, Ltd................................   5,930       39,435
  #Kingsgate Consolidated, Ltd..............................   8,435       54,119
  *Linc Energy, Ltd.........................................  12,969       14,964
 #*Lynas Corp., Ltd.........................................  10,000       11,546
  *M2 Telecommunications Group, Ltd.........................   1,691        5,486
   MacMahon Holdings, Ltd...................................  42,067       30,459
   McMillan Shakespeare, Ltd................................   6,700       76,539
  #Medusa Mining, Ltd.......................................   3,460       20,565
   Mermaid Marine Australia, Ltd............................   7,426       24,709
  *Miclyn Express Offshore, Ltd.............................   1,826        3,937
  #Mincor Resources NL......................................  14,047       10,157
  *Mineral Deposits, Ltd....................................   3,059       19,033
  *Mirabela Nickel, Ltd.....................................   4,079        2,060
  *Molopo Energy, Ltd.......................................  15,907       11,246
  #Monadelphous Group, Ltd..................................   3,946       94,930
   Mortgage Choice, Ltd.....................................  10,500       14,647
  #Mount Gibson Iron, Ltd...................................  38,346       43,797
 #*Murchison Metals, Ltd....................................   8,000        3,884
   Myer Holdings, Ltd.......................................  22,072       53,808
   Navitas, Ltd.............................................  19,169       78,394
  *Northern Iron, Ltd.......................................   3,728        3,945

                                     1353

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
AUSTRALIA -- (Continued)
   Nufarm, Ltd..............................................  9,844 $ 50,103
   Oakton, Ltd..............................................  7,474   10,095
   OneSteel, Ltd............................................ 35,650   47,765
  *Orocobre, Ltd............................................  7,127   11,049
   Pacific Brands, Ltd...................................... 43,040   27,457
 #*Paladin Energy, Ltd...................................... 16,571   27,158
  *PanAust, Ltd............................................. 32,804  109,952
   Panoramic Resources, Ltd.................................  7,300    8,176
  *PaperlinX, Ltd........................................... 26,157    2,689
   Peet, Ltd................................................  6,045    5,310
 #*Perilya, Ltd............................................. 31,484   12,664
  #Perpetual Trustees Australia, Ltd........................  2,899   76,476
  *Perseus Mining, Ltd...................................... 24,847   66,683
 #*Pharmaxis, Ltd........................................... 18,394   25,309
 #*Platinum Australia, Ltd.................................. 23,193    2,963
   PMP, Ltd................................................. 17,571    9,613
   Premier Investments, Ltd.................................  3,174   17,677
   Primary Health Care, Ltd................................. 14,834   43,567
   Prime Media Group, Ltd...................................  5,377    3,871
   Programmed Maintenance Service, Ltd......................  1,045    2,781
  *Ramelius Resources, Ltd.................................. 16,758   13,355
   RCR Tomlinson, Ltd....................................... 10,693   22,057
  #REA Group, Ltd...........................................  1,460   21,211
  *Regis Resources, Ltd..................................... 21,064   92,138
   Reject Shop, Ltd. (The)..................................  1,278   15,769
  *Resolute Mining, Ltd..................................... 14,432   25,130
  *Rex Minerals, Ltd........................................  7,834    8,719
   Ridley Corp., Ltd........................................ 33,330   42,018
 #*Roc Oil Co., Ltd......................................... 19,451    8,047
   SAI Global, Ltd.......................................... 10,719   58,461
  #Salmat, Ltd..............................................  3,642    8,396
  *Samson Oil & Gas, Ltd.................................... 76,724    7,571
 #*Sandfire Resources NL....................................  2,891   23,142
 #*Saracen Mineral Holdings, Ltd............................ 27,646   16,555
   Seek, Ltd................................................  4,570   33,798
   Select Harvests, Ltd.....................................  3,697    5,463
 #*Senex Energy, Ltd........................................ 29,009   34,141
   Servcorp, Ltd............................................  1,569    4,817
   Service Stream, Ltd...................................... 21,994    9,162
   Sigma Pharmaceuticals, Ltd............................... 73,664   50,706
  *Silex System, Ltd........................................  7,987   30,597
  *Silver Lake Resources, Ltd............................... 17,110   57,108
  #Sirtex Medical, Ltd......................................  2,800   18,756
   Skilled Group, Ltd.......................................  2,050    5,202
   SMS Management & Technology, Ltd.........................  6,207   39,043
   Southern Cross Media Group, Ltd.......................... 67,418   93,668
  #SP Telemedia, Ltd........................................ 25,871   48,692
   Spark Infrastructure Group, Ltd.......................... 83,944  126,593
 #*Specialty Fashion Group, Ltd............................. 19,600    9,068
   Spotless Group, Ltd...................................... 14,680   39,157
  *St. Barbara, Ltd.........................................  9,666   22,910
  *Starpharma Holdings, Ltd.................................  8,008   15,423
  *Straits Resources, Ltd................................... 11,702    9,472
  #STW Communications Group, Ltd............................ 15,518   14,865
  *Sunland Group, Ltd....................................... 14,139   11,262
   Super Retail Group, Ltd.................................. 11,908   95,785
 #*Tap Oil, Ltd............................................. 20,587   17,036
  #Tassal Group, Ltd........................................  7,976   12,276
  #Technology One, Ltd...................................... 23,020   29,377
  #Ten Network Holdings, Ltd................................ 43,531   36,526
   Thakral Holdings Group, Ltd.............................. 85,197   66,578

                                     1354

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  *Tiger Resources, Ltd.....................................  13,405 $    4,684
   Transfield Services, Ltd.................................  28,963     68,304
  *Transpacific Industries Group, Ltd.......................  46,936     41,095
   Troy Resources, Ltd......................................   2,843     13,137
   Trust Co., Ltd. (The)....................................     659      3,604
  *Unity Mining, Ltd........................................  12,000      1,871
  #UXC, Ltd.................................................  17,099      9,826
   Village Roadshow, Ltd....................................  10,695     36,058
  *Virgin Australia Holdings, Ltd. (B43DQC7)................ 110,192     45,663
  *Virgin Australia Holdings, Ltd. (B7L5734)................ 110,192        574
   Watpac, Ltd..............................................   6,412      6,125
  #Western Areas NL.........................................   7,047     36,731
 #*White Energy Co., Ltd....................................   9,723      4,194
   WHK Group, Ltd...........................................   9,562      8,878
   Wide Bay Australia, Ltd..................................     777      5,327
   Wotif.com Holdings, Ltd..................................   5,438     24,892
                                                                     ----------
TOTAL AUSTRALIA.............................................          5,988,291
                                                                     ----------
AUSTRIA -- (0.8%)
   Agrana Beteiligungs AG...................................     319     35,860
   Atrium European Real Estate, Ltd.........................   5,377     26,216
   BWT AG...................................................     472      8,274
  *Constantia Packaging AG Escrow Shares....................     275         --
   EVN AG...................................................   2,083     27,097
  #Flughafen Wien AG........................................     543     24,187
  *Intercell AG.............................................   2,073      7,016
  *Kapsch TrafficCom AG.....................................      62      5,541
  *Lenzing AG...............................................     410     42,350
  #Mayr-Melnhof Karton AG...................................     840     85,630
   Oberbank AG..............................................   1,045     65,848
   Oesterreichischen Post AG................................   1,448     51,362
  #Palfinger AG.............................................     904     22,025
  #RHI AG...................................................   2,079     54,830
  *S IMMO AG................................................   2,718     15,508
   Schoeller-Bleckmann Oilfield Equipment AG................     838     74,789
 #*Semperit Holding AG......................................     228      9,821
   Strabag SE...............................................   1,012     27,089
   Uniqa Versicherungen AG..................................   4,023     69,485
  #Wienerberger AG..........................................   6,853     80,072
   Zumtobel AG..............................................   2,862     39,426
                                                                     ----------
TOTAL AUSTRIA...............................................            772,426
                                                                     ----------
BELGIUM -- (1.1%)
   Ackermans & van Haaren NV................................   2,011    172,472
  *Agfa-Gevaert NV..........................................  15,370     33,638
  *Arseus NV................................................     535      9,056
   Banque Nationale de Belgique SA..........................      20     58,260
   Barco NV.................................................   1,156     76,742
   Compagnie d'Entreprises SA...............................     616     35,537
   Compagnie Immobiliere de Belgique SA.....................     200      7,542
   Compagnie Maritime Belge SA..............................   1,500     34,925
  *Deceuninck NV............................................   6,500      9,805
   D'ieteren SA.............................................   2,276    100,488
   Econocom Group SA........................................   1,771     40,389
   Elia System Operator SA..................................   1,752     74,936
  *Euronav SA...............................................   1,500     14,007
   EVS Broadcast Equipment SA...............................     477     23,910
   Exmar NV.................................................   1,500     11,611
  *Galapagos NV.............................................     726     11,090
  *Ion Beam Applications SA.................................     675      4,417
  *Kinepolis Group NV.......................................     400     37,263

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
BELGIUM -- (Continued)
   Melexis NV...............................................  1,058 $   18,643
  *Mobistar SA..............................................    156      5,907
   Nyrstar NV...............................................  6,040     49,620
   Recticel SA..............................................  1,421     11,194
   Roularta Media Group NV..................................    455      9,614
   Sipef NV.................................................    540     49,811
   Tessenderlo Chemie NV....................................  2,730     86,547
  *ThromboGenics NV.........................................  1,936     60,871
  #Van de Velde NV..........................................    393     19,144
                                                                    ----------
TOTAL BELGIUM...............................................         1,067,439
                                                                    ----------
CANADA -- (9.6%)
  *5N Plus, Inc.............................................  2,300      6,874
   Aastra Technologies, Ltd.................................    800     14,909
  *Absolute Software Corp...................................  2,400     16,181
  *Advantage Oil & Gas, Ltd................................. 10,879     34,140
   Aecon Group, Inc.........................................  3,291     44,509
   AG Growth International, Inc.............................  1,006     41,509
   AGF Management, Ltd. Class B.............................  5,044     69,697
   Akita Drilling, Ltd. Class A.............................  1,200     12,269
  *Alacer Gold Corp......................................... 10,187     82,498
   Alamos Gold, Inc.........................................  4,700     86,021
  *Alexco Resource Corp.....................................  2,700     17,165
   Algonquin Power & Utilities Corp.........................  4,700     30,212
   Alliance Grain Traders, Inc..............................    462      6,253
   AltaGas, Ltd.............................................  2,600     84,144
  *Altius Minerals Corp.....................................  1,000     12,188
  *Anderson Energy, Ltd.....................................  5,100      2,168
  *Angle Energy, Inc........................................  2,700     13,666
  *Antrim Energy, Inc.......................................  6,500      5,461
  *Argonaut Gold, Inc.......................................  7,300     59,636
   Astral Media, Inc. Class A...............................  4,500    222,392
  *Atrium Innovations, Inc..................................    831      9,455
  *ATS Automation Tooling System, Inc.......................  5,060     48,200
  *Aura Minerals, Inc.......................................  5,100      3,872
 #*AuRico Gold, Inc......................................... 14,082    129,437
  *Aurizon Mines, Ltd....................................... 12,400     67,030
  *Avion Gold Corp..........................................  9,076      9,188
  *AXIA NetMedia Corp.......................................  4,000      6,236
  *B2Gold Corp.............................................. 13,000     49,086
  *Baja Mining Corp.........................................    258        103
 #*Ballard Power Systems, Inc...............................  3,700      5,319
 #*Bankers Petroleum, Ltd................................... 14,456     50,048
  *Bellatrix Exploration, Ltd...............................  7,100     30,115
  *BioExx Specialty Proteins, Ltd........................... 10,300      1,512
  *Birchcliff Energy, Ltd...................................  4,800     32,896
   Bird Construction, Inc...................................  2,238     33,235
   Black Diamond Group, Ltd.................................  1,800     37,172
 #*BlackPearl Resources, Inc................................ 11,770     52,902
   BMTC Group, Inc. Class A.................................    850     17,239
  *BNK Petroleum, Inc.......................................  3,400      4,233
   Bonterra Energy Corp.....................................    562     28,246
  *Boralex, Inc. Class A....................................  2,200     18,039
  *Brigus Gold Corp......................................... 11,639      9,661
  *Brookfield Residential Properties, Inc...................  2,800     32,313
 #*Burcon NutraScience Corp.................................    600      4,373
  *C&C Energia, Ltd.........................................    800      5,960
   Calfrac Well Services, Ltd...............................  1,700     46,637
  *Calvalley Petroleum, Inc. Class A........................  3,100      5,335
   Canaccord Financial, Inc. (B01R1T5)......................  3,489     27,549
  *Canaccord Financial, Inc. (B0BV8K7)......................    362      2,791

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
   Canada Bread Co., Ltd....................................    800 $ 38,467
   Canadian Energy Services & Technology Corp...............  2,811   33,066
  #Canadian Western Bank....................................  2,800   81,320
   Canam Group, Inc. Class A................................  2,100   10,544
  *Canfor Corp..............................................  7,200   78,862
   Canfor Pulp Products, Inc................................  1,443   17,880
  *Cangene Corp.............................................  2,500    4,150
   Canyon Services Group, Inc...............................  1,400   15,745
   Capital Power Corp.......................................  3,245   76,933
   Capstone Infrastructure Corp.............................  1,494    5,626
 #*Capstone Mining Corp..................................... 13,215   39,464
  *Cardiome Pharma Corp.....................................  2,500    1,392
   Cascades, Inc............................................  3,900   16,739
 #*Cash Store Financial Services, Inc. (The)................    605    3,454
   Cathedral Energy Services, Ltd...........................    511    2,943
   CCL Industries, Inc. Class B.............................  1,500   57,488
  *Celestica, Inc........................................... 16,300  146,029
  *Celtic Exploration, Ltd..................................  3,000   43,974
  *Cequence Energy, Ltd.....................................  2,168    3,424
  *China Gold International Resources Corp., Ltd............  9,700   44,089
  *Chinook Energy, Inc......................................  1,124    1,513
   Churchill Corp. Class A (The)............................  1,045   15,032
   Cineplex, Inc............................................  2,352   71,618
   CML HealthCare, Inc......................................  4,873   52,733
   Cogeco Cable, Inc........................................  1,000   49,603
   Cogeco, Inc..............................................    400   20,760
  *Colossus Minerals, Inc...................................  2,400   11,249
  *COM DEV International, Ltd...............................  4,500   11,434
  *Compton Petroleum Corp...................................     36       58
   Computer Modelling Group, Ltd............................    881   14,697
  *Connacher Oil & Gas, Ltd................................. 18,200   15,844
   Constellation Software, Inc..............................     96    9,153
   Contrans Group, Inc. Class A.............................    222    2,000
  *Copper Mountain Mining Corp..............................  2,900   12,594
   Corby Distilleries, Ltd. Class A.........................    900   14,759
 #*Corridor Resources, Inc..................................  2,900    2,260
   Corus Entertainment, Inc. Class B........................  5,600  138,094
  *Cott Corp................................................  5,400   35,149
  *Crew Energy, Inc.........................................  4,552   32,256
   Davis & Henderson Corp...................................  3,066   58,784
 #*Delphi Energy Corp.......................................  7,188    9,459
  *Denison Mines Corp....................................... 14,944   27,381
  *Descartes Systems Group, Inc. (The)......................  5,100   44,090
   Dollarama, Inc...........................................    504   28,051
   Dorel Industries, Inc. Class B...........................  1,600   48,412
  *DragonWave, Inc..........................................  1,751    6,948
  *Duluth Metals, Ltd.......................................  6,500   13,686
  *Dundee Precious Metals, Inc..............................  4,755   37,016
  *Eastern Platinum, Ltd.................................... 39,900   15,348
  *Eco Oro Minerals Corp....................................  2,300    5,355
   E-L Financial Corp., Ltd.................................    104   44,480
   Enbridge Income Fund Holdings, Inc.......................  1,295   29,260
  *Endeavour Silver Corp....................................  4,916   45,684
   Enerflex, Ltd............................................  3,109   38,428
   Ensign Energy Services, Inc..............................  6,994  101,103
   Equitable Group, Inc.....................................    400   11,714
  *Etrion Corp..............................................    482      207
   Evertz Technologies, Ltd.................................  3,700   52,437
  *Excellon Resources, Inc..................................  9,550    5,220
  *Fairborne Energy, Ltd....................................  5,400   10,004
 #*First Majestic Silver Corp...............................  5,500   86,521

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
CANADA -- (Continued)
   First National Financial Corp............................    800     $ 13,063
  *First Uranium Corp.......................................  4,800          559
  *FirstService Corp........................................  1,537       42,009
  *Flint Energy Services, Ltd...............................  2,500       63,041
  *Forsys Metals Corp.......................................  2,500        2,480
  *Fortress Paper, Ltd. Class A.............................    500       12,664
  *Fortuna Silver Mines, Inc................................  8,500       35,709
  *Garda World Security Corp. Class A.......................    906        7,145
   Genivar, Inc.............................................  2,117       56,962
   Glacier Media, Inc.......................................  1,800        3,918
   Gluskin Sheff & Associates, Inc..........................  1,000       15,488
  *GLV, Inc. Class A........................................    781        2,585
   GMP Capital, Inc.........................................  2,541       15,819
  *Golden Star Resources, Ltd............................... 13,100       20,157
  *Gran Tierra Energy, Inc.................................. 14,587       94,062
 #*Great Basin Gold, Ltd.................................... 17,800       12,433
  *Great Canadian Gaming Corp...............................  3,200       26,563
 #*Great Panther Silver, Ltd................................  9,200       20,768
   Groupe Aeroplan, Inc..................................... 12,000      154,274
  *Guide Exploration, Ltd. Class A..........................  5,400       10,878
  *Guyana Goldfields, Inc...................................  1,829        5,073
  *Hanfeng Evergreen, Inc...................................  2,400        6,098
  *Harry Winston Diamond Corp...............................  3,800       54,239
  *Heroux-Devtek, Inc.......................................  2,400       21,015
  *High River Gold Mines, Ltd............................... 10,580       12,424
   Home Capital Group, Inc..................................  1,850       90,005
   Horizon North Logistics, Inc.............................  3,300       19,643
   HudBay Minerals, Inc.....................................  9,331       98,236
 #*Imax Corp................................................  2,881       68,974
  *Imperial Metals Corp.....................................  5,000       77,441
  *IMRIS, Inc...............................................  1,500        5,026
   Innergex Renewable Energy, Inc...........................  3,810       39,880
  *International Forest Products, Ltd. Class A..............  3,600       17,128
  *International Tower Hill Mines, Ltd......................  1,260        4,783
  *Intertape Polymer Group, Inc.............................    900        4,874
 #*Ivanhoe Energy, Inc...................................... 10,100        9,100
 #*Jaguar Mining, Inc.......................................  4,030       11,219
   Just Energy Group, Inc...................................  8,179      107,552
  *Keegan Resources, Inc....................................  2,901        9,397
   Killam Properties, Inc...................................  3,268       44,528
  *Kingsway Financial Services, Inc.........................  2,400        1,603
  *Kirkland Lake Gold, Inc..................................  5,200       67,905
  *La Mancha Resources, Inc.................................  4,326       12,481
  *Labrador Iron Mines Holdings, Ltd........................  1,400        6,576
 #*Lake Shore Gold Corp..................................... 15,400       14,966
 #*Laramide Resources, Ltd..................................  1,600        1,733
   Laurentian Bank of Canada................................  2,100       93,600
   Le Chateau, Inc. Class A.................................  1,200        1,676
  *Legacy Oil & Gas, Inc....................................  7,800       68,063
   Leisureworld Senior Care Corp............................    571        6,994
   Leon's Furniture, Ltd....................................  2,400       29,178
   Linamar Corp.............................................  3,100       61,288
   Liquor Stores N.A., Ltd..................................    775       13,949
   MacDonald Dettweiler & Associates, Ltd...................  1,243       56,447
 #*MAG Silver Corp..........................................  2,486       24,788
   Major Drilling Group International, Inc..................  3,600       54,045
   Manitoba Telecom Services, Inc...........................  1,345       46,701
   Maple Leaf Foods, Inc....................................  7,600       99,323
  *Martinrea International, Inc.............................  3,500       32,915
  *Maxim Power Corp.........................................  1,300        3,066
  *Mega Uranium, Ltd........................................  2,800          652

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CONTINUED

                                                             SHARES     VALUE++
                                                             ------     --------
CANADA -- (Continued)
 #*Mercator Minerals, Ltd...................................  8,400     $ 10,119
   MI Developments, Inc.....................................  2,230       78,829
  *Minera Andes Acquisition Corp............................  7,695       28,744
  *Mood Media Corp..........................................  5,500       23,161
   Morneau Shepell, Inc.....................................  1,601       19,173
   Mullen Group, Ltd........................................  3,498       75,778
   NAL Energy Corp..........................................  7,554       57,964
  *Nautilus Minerals, Inc...................................  5,100       12,391
  *Neo Material Technologies, Inc...........................  5,850       64,490
   Newalta Corp.............................................  1,795       25,675
  *NGEx Resources, Inc......................................    528        1,256
  *Norbord, Inc.............................................  1,690       19,486
   Nordion, Inc.............................................  8,500       77,613
  *North American Energy Partners, Inc......................  1,500        5,937
 #*North American Palladium, Ltd............................  5,795       17,481
   North West Co., Inc. (The)...............................  1,274       28,682
  *Northern Dynasty Minerals, Ltd...........................  2,375       13,223
   Northland Power, Inc.....................................  3,254       58,139
 #*NovaGold Resources, Inc..................................  4,050       29,191
  *Nuvista Energy, Ltd......................................  4,124       13,109
  *OceanaGold Corp..........................................  6,566       15,155
 #*Oncolytics Biotech, Inc..................................  4,000       14,577
  *Open Range Energy Corp...................................  3,184        3,868
  *Pace Oil & Gas, Ltd......................................    525        2,498
  *Paladin Labs, Inc........................................    387       15,768
   Pan American Silver Corp.................................  1,844       35,855
  *Parex Resources, Inc.....................................  1,333        7,300
   Parkland Fuel Corp.......................................  3,959       56,028
   Pason Systems, Inc.......................................  3,100       40,388
  *Pembina Pipeline Corp....................................  2,252       68,132
  *Perpetual Energy, Inc....................................  4,555        3,274
  *Petrobank Energy & Resources, Ltd........................  6,259       89,717
   PHX Energy Services Corp.................................    700        6,781
  *Pilot Gold, Inc..........................................  2,374        3,052
 #*PolyMet Mining Corp......................................  7,263        7,646
   Poseidon Concepts Corp...................................  2,814       36,548
   Premium Brands Holdings Corp.............................  1,330       23,440
  *QLT, Inc.................................................  5,800       38,457
   Quebecor, Inc. Class B...................................  3,900      153,300
  *Queenston Mining, Inc....................................  2,500        9,769
 #*Questerre Energy Corp....................................  6,950        6,121
  *Ram Power Corp...........................................  2,670          892
   Reitmans Canada, Ltd. Class A............................  4,500       69,241
 #*Resverlogix Corp.........................................  1,300        2,053
   Richelieu Hardware, Ltd..................................  1,000       33,355
   Ritchie Brothers Auctioneers, Inc........................  6,300      133,289
   Rogers Sugar, Inc........................................  5,100       28,705
   RONA, Inc................................................ 10,785      115,727
  *Rubicon Minerals Corp....................................  8,300       25,290
   Russel Metals, Inc.......................................  4,900      134,473
  *Sabina Gold & Silver Corp................................  5,619       15,642
  *San Gold Corp............................................ 10,700       15,273
  *Sandvine Corp............................................  5,900       10,691
  *Savanna Energy Services Corp.............................  5,882       45,491
  *Scorpio Mining Corp......................................  6,390        6,598
 #*Seabridge Gold, Inc......................................    630       10,670
  *Secure Energy Services, Inc..............................  3,394       26,593
   SEMAFO, Inc.............................................. 12,700       64,538
   ShawCor, Ltd. Class A....................................  3,000       97,029
   Sherritt International Corp.............................. 10,484       59,963
  *Shore Gold, Inc.......................................... 15,000        4,100

                                     1359

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
CANADA -- (Continued)
  *Sierra Wireless, Inc.....................................  1,200 $    8,163
  *Silver Standard Resources, Inc...........................  4,900     70,783
  *Southern Pacific Resource Corp........................... 28,100     44,660
 #*SouthGobi Resources, Ltd.................................  9,305     64,429
  *Sprott Resource Corp.....................................  1,925      8,029
   Sprott Resource Lending Corp.............................  6,900     10,617
   Sprott, Inc..............................................  1,938      8,809
  *St. Andrew Goldfields, Ltd............................... 13,300      5,385
   Stantec, Inc.............................................  2,400     78,401
   Stella-Jones, Inc........................................    700     32,327
   Student Transportation, Inc..............................  3,797     25,868
  *Sulliden Gold Corp., Ltd................................. 10,800     11,698
  *SunOpta, Inc.............................................  3,300     19,375
   Superior Plus Corp.......................................  4,400     33,094
 #*Tanzanian Royalty Exploration Corp.......................  3,400     15,075
  *Taseko Mines, Ltd........................................ 16,000     55,393
  *Tembec, Inc..............................................  1,115      3,409
 #*Theratechnologies, Inc...................................  1,400      2,820
 #*Thompson Creek Metals Co., Inc........................... 11,733     69,957
 #*Timminco, Ltd............................................  6,400         58
   TMX Group, Inc...........................................    202      9,222
  *Torex Gold Resources, Inc................................  3,445      5,998
  #Toromont Industries, Ltd.................................  3,709     83,127
   Torstar Corp. Class B....................................  3,700     38,429
   Total Energy Services, Inc...............................  1,737     25,866
   Transcontinental, Inc. Class A...........................  3,700     43,298
   TransForce, Inc..........................................  3,151     57,001
  *TransGlobe Energy Corp...................................  6,000     82,361
   Trinidad Drilling, Ltd................................... 10,700     69,322
   TVA Group, Inc. Class B..................................  1,200     10,228
   Twin Butte Energy, Ltd................................... 15,808     43,847
 #*UEX Corp.................................................  6,400      4,535
   Uni-Select, Inc..........................................    800     23,307
   Veresen, Inc.............................................  5,338     81,541
   Vero Energy, Inc.........................................  3,031      8,100
  *Virginia Mines, Inc......................................  1,215     11,377
  *Vitran Corp., Inc........................................  1,100      9,376
   Wajax Corp...............................................    911     46,000
   WaterFurnace Renewable Energy, Inc.......................    300      5,482
   Wesdome Gold Mines, Ltd..................................  3,085      4,154
   West Fraser Timber Co., Ltd..............................  2,500    109,910
  *Westfire Energy, Ltd.....................................  2,900     15,119
 #*Westport Innovations, Inc................................  2,900     91,006
  *Whitecap Resources, Inc..................................  3,419     30,807
   Wi-Lan, Inc..............................................  4,600     26,403
   Winpak, Ltd..............................................  2,400     37,074
  *Xtreme Drilling and Coil Services Corp...................  1,900      6,155
   Zargon Oil & Gas, Ltd....................................  1,612     21,132
                                                                    ----------
TOTAL CANADA................................................         9,363,473
                                                                    ----------
CHINA -- (0.0%)
  *China Public Procurement, Ltd............................ 72,000         --
                                                                    ----------
DENMARK -- (1.0%)
   Alk-Abello A.S...........................................    288     20,780
  *Alm. Brand A.S...........................................  7,780     15,647
  *Amagerbanken A.S.........................................  6,200         --
   Ambu A.S. Series B.......................................    212      5,511
   Auriga Industries A.S. Series B..........................    950     12,591
 #*Bang & Olufsen Holdings A.S..............................  2,970     36,229
  *Bavarian Nordic A.S......................................    600      5,346

                                     1360

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
DENMARK -- (Continued)
   D/S Norden A.S...........................................  1,594 $ 45,240
  *Dalhoff Larsen & Horneman A.S............................  1,100    1,205
   DFDS A.S.................................................    512   29,693
   East Asiatic Co., Ltd. A.S...............................  1,200   33,027
  *Fionia Holding A.S.......................................    750       --
  *Genmab A.S...............................................    953    7,621
   GN Store Nord A.S........................................ 16,296  182,820
   IC Companys A.S..........................................    310    6,317
  *Jyske Bank A.S...........................................  1,404   43,994
 #*NeuroSearch A.S..........................................  1,221    2,276
  #NKT Holding A.S..........................................  1,466   71,540
   Nordjyske Bank A.S.......................................    422    5,104
  *Pandora A.S..............................................    831    8,780
  *Parken Sport & Entertainment A.S.........................    400    5,772
   Per Aarsleff A.S. Series B...............................    150   11,648
   Ringkjoebing Landbobank A.S..............................    226   28,358
   Rockwool International A.S. Series B.....................     31    2,958
  #Royal Unibrew A.S........................................    746   53,242
   Schouw & Co. A.S.........................................  1,700   38,577
   SimCorp A.S..............................................    268   47,805
   Solar Holdings A.S. Series B.............................    268   14,455
  *Spar Nord Bank A.S.......................................  3,300   13,982
  *Sparbank A.S.............................................    225    1,603
  *Sydbank A.S..............................................  4,022   69,950
   Thrane & Thrane A.S......................................    400   30,327
  *TK Development A.S.......................................  2,549    6,811
  *Topdanmark A.S...........................................    522   89,559
  *TopoTarget A.S........................................... 14,000    7,029
  *Vestjysk Bank A.S........................................    725    2,058
                                                                    --------
TOTAL DENMARK...............................................         957,855
                                                                    --------
FINLAND -- (2.2%)
  *Ahlstrom Oyj.............................................    225    4,065
   Alma Media Oyj...........................................  4,469   30,284
   Amer Sports Oyj..........................................  9,059  128,890
   Aspo Oyj.................................................  2,685   24,356
   Cargotec Oyj Series B....................................  1,113   38,324
   Citycon Oyj.............................................. 10,658   35,306
   Cramo Oyj................................................  1,300   19,934
  *Elcoteq SE...............................................    500       --
  *Elektrobit Corp. Oyj.....................................  7,600    6,525
   Elisa Oyj................................................  3,753   84,636
  *Finnair Oyj..............................................  3,800   10,960
  *Finnlines Oyj............................................  2,099   19,444
   Fiskars Oyj Abp..........................................  3,740   79,991
  *F-Secure Oyj.............................................  5,200   11,545
  *Glaston Oyj Abp..........................................  4,200    2,557
  #HKScan Oyj Series A......................................  1,550    8,985
  #Huhtamaki Oyj............................................  7,377  117,075
   KCI Konecranes Oyj.......................................  3,400  103,579
  #Kemira Oyj...............................................  9,436  119,743
  #Kesko Oyj Series B.......................................    389   10,405
   Lassila & Tikanoja Oyj...................................  2,281   32,124
   Lemminkainen Oyj.........................................    500   12,674
 #*Mesta Board Oyj..........................................  9,595   26,399
   Neste Oil Oyj............................................  4,230   50,055
  #Olvi Oyj Series A........................................  1,278   30,290
   Oriola-KD Oyj Series B...................................  3,288    7,939
   Orion Oyj Series A.......................................  3,616   73,961
   Orion Oyj Series B.......................................  5,451  111,193
 #*Outokumpu Oyj............................................ 76,320  124,164

                                     1361

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FINLAND -- (Continued)
   Outotec Oyj..............................................    956 $   51,481
  *PKC Group Oyj............................................  1,500     33,295
  #Pohjola Bank P.L.C. Series A.............................  8,736     94,017
   Ponsse Oyj...............................................  1,180     12,261
   Poyry Oyj................................................  3,314     26,493
   Raisio P.L.C. Series V...................................  5,928     19,077
   Ramirent Oyj.............................................  4,968     46,889
   Rapala VMC Oyj...........................................  1,900     14,143
  #Rautaruukki Oyj Series K.................................  8,019     75,616
  *Ruukki Group Oyj......................................... 13,258     14,892
 #*Sanoma Oyj...............................................  5,315     55,579
   Stockmann Oyj Abp Series A...............................  1,299     30,413
  #Stockmann Oyj Abp Series B...............................  1,709     38,244
   Technopolis Oyj..........................................  1,190      6,367
  #Tieto Oyj................................................  5,481     96,521
   Tikkurila Oyj............................................  1,149     23,342
  #Uponor Oyj Series A......................................  3,000     39,261
  #Vacon Oyj................................................    695     36,445
   Vaisala Oyj Series A.....................................    700     14,886
   Yit Oyj..................................................  5,529    118,821
                                                                    ----------
TOTAL FINLAND...............................................         2,173,446
                                                                    ----------
FRANCE -- (3.1%)
 #*Air France-KLM........................................... 11,593     55,711
   Ales Groupe SA...........................................    960     17,765
   Alten, Ltd...............................................  2,004     58,304
 #*Altran Technologies SA...................................  6,793     39,997
  #April SA.................................................  1,417     26,538
  *Artprice.com SA..........................................    192      6,812
   Assystem.................................................    808     17,096
  *Atari SA.................................................     88        151
  *Axway Software SA........................................    500     12,573
  #Beneteau SA..............................................  2,000     21,618
   Boiron SA................................................    712     21,916
   Bonduelle SCA............................................    272     26,218
   Bongrain SA..............................................    669     42,516
  #Bourbon SA...............................................  3,536    103,570
  *Bull SA..................................................  1,837      6,831
   Cegid Group..............................................    250      4,996
  *CFAO SA..................................................    328     14,134
  #Ciments Francais SA......................................     52      3,334
  *Club Mediterranee SA.....................................  2,223     42,631
   Derichebourg SA..........................................  4,536     13,438
   Electricite de Strasbourg SA.............................    132     18,329
   Entrepose Contracting SA.................................    184     24,243
   Esso SA Francaise........................................    197     16,274
   Establissements Maurel et Prom SA........................  6,624    110,317
   Euler Hermes SA..........................................    711     50,388
 #*Eurofins Scientific SA...................................     98     11,591
  *Faiveley Transport SA....................................    472     26,077
   Faurecia SA..............................................  3,612     77,616
   Fimalac SA...............................................    506     20,210
  *GameLoft SA..............................................  2,878     17,886
   Gaumont SA...............................................    129      7,780
  *GFI Informatique SA......................................  1,729      6,979
   GL Events SA.............................................    619     13,826
  *Groupe Crit SA...........................................    450      8,641
  #Groupe Steria SCA........................................  1,768     35,009
  *Guerbet SA...............................................    122     11,058
   Guyenne et Gascogne SA...................................    300     32,282
  *Haulotte Group SA........................................  1,014     10,802

                                     1362

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
  #Havas SA................................................. 26,436 $  149,631
   Ingenico SA..............................................  2,567    135,025
  *Ipsen SA.................................................    366      9,756
   Ipsos SA.................................................  1,795     58,224
   Laurent-Perrier SA.......................................    195     19,687
   Lisi SA..................................................    500     37,421
   M6 Metropole Television SA...............................  2,898     44,527
 #*Manitou BF...............................................  1,600     35,111
   Manutan International SA.................................    508     21,689
  *Maurel & Prom Nigeria SA.................................  6,624     18,413
  *Medica SA................................................    253      3,913
   Mersen SA................................................  1,018     33,742
   Neopost SA...............................................  2,384    137,205
   Nexans SA................................................  2,122    106,352
   Nexity SA................................................    825     23,494
   Norbert Dentressangle SA.................................    170     14,075
  *NRJ Group SA.............................................  2,200     17,245
  #Orpea SA.................................................  1,668     55,955
   PagesJaunes Groupe SA....................................    475      1,364
   Pierre & Vacances SA.....................................    387     11,509
   Plastic Omnium SA........................................  1,116     29,192
   Rallye SA................................................  1,066     35,599
  *Recylex SA...............................................  1,500      4,745
   Rubis SA.................................................  2,720    147,920
  *SA des Ciments Vicat.....................................    328     18,848
   Saft Groupe SA...........................................  1,225     33,824
   Samse SA.................................................    132     10,553
   Sechilienne SA...........................................  1,311     20,014
   Societe d'Edition de Canal Plus SA.......................  2,031     11,513
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco SA..............................................    210     10,762
 #*Societe Television Francaise 1 SA........................  5,271     51,055
 #*Soitec SA................................................  7,635     32,354
   Somfy SA.................................................    212     44,629
   Sopra Group SA...........................................    500     28,858
  *Ste Industrielle d'Aviation Latecoere SA.................    468      6,286
   Stef SA..................................................    287     14,965
  *Synergie SA..............................................    659      7,748
  *Technicolor SA...........................................  3,005      6,362
   Teleperformance SA.......................................  2,889     77,415
 #*Theolia SA...............................................  3,351      3,820
  *Total Gabon SA...........................................     11      5,087
   Toupargel Groupe SA......................................    390      4,277
   Trigano SA...............................................  1,363     20,105
  *UbiSoft Entertainment SA.................................  2,965     20,439
   Viel et Compagnie SA.....................................  4,111     13,253
   Vilmorin & Cie SA........................................    344     37,128
   Virbac SA................................................    328     55,167
   VM Materiaux SA..........................................    186      5,688
   Zodiac Aerospace SA......................................  2,571    282,923
                                                                    ----------
TOTAL FRANCE................................................         3,010,324
                                                                    ----------
GERMANY -- (4.0%)
  *Aareal Bank AG...........................................  3,246     62,695
  *ADVA AG Optical Networking...............................  1,887     13,594
  *Agennix AG...............................................    310        698
  #Aixtron SE...............................................  8,383    153,167
   AUGUSTA Technologie AG...................................    189      5,943
   Aurubis AG...............................................  3,300    183,668
   Baader Bank AG...........................................  2,200      6,660
 #*Balda AG.................................................    916      6,910
  *Bauer AG.................................................    422     10,419

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
GERMANY -- (Continued)
   BayWa AG.................................................    789 $ 28,791
   Bechtle AG...............................................    929   41,845
   Bertrandt AG.............................................    316   23,961
  *Bijou Brigitte AG........................................     29    2,678
   Biotest AG...............................................    393   24,608
   Carl Zeiss Meditec AG....................................  1,674   46,605
   Centrotec Sustainable AG.................................  1,248   20,467
   Centrotherm Photovoltaics AG.............................    273    2,834
   Cewe Color Holding AG....................................    476   20,983
   Comdirect Bank AG........................................  2,500   28,595
 #*Conergy AG...............................................  7,693    4,789
  *Constantin Medien AG.....................................  3,300    7,357
   CTS Eventim AG...........................................  1,358   53,024
  *Curanum AG...............................................  2,412    6,240
  *Delticom AG..............................................     76    7,385
   Deutsche Wohnen AG.......................................  4,090   60,173
  *Deutz AG.................................................  4,400   31,228
 #*Dialog Semiconductor P.L.C...............................  2,409   53,080
  #Douglas Holding AG.......................................  1,917   88,082
   Drillisch AG.............................................  3,457   43,624
  #Duerr AG.................................................    500   31,601
   DVB Bank SE..............................................  2,260   70,038
   ElreingKlinger AG........................................  2,610   75,606
  *Evotec AG................................................  4,738   16,193
   Freenet AG...............................................  5,339   92,854
   Fuchs Petrolub AG........................................  1,203   67,126
  *GAGFAH SA................................................  2,491   22,342
   Gerresheimer AG..........................................  1,899   87,723
   Gerry Weber International AG.............................  1,926   81,807
   GFK SE...................................................  1,560   82,897
  *Gildemeister AG..........................................  3,323   68,090
  *Grammer AG...............................................    863   18,354
   Grenkeleasing AG.........................................    327   21,818
  *Hamburger Hafen und Logistik AG..........................    179    5,938
 #*Heidelberger Druckmaschinen AG........................... 12,528   21,902
   Indus Holding AG.........................................  1,247   38,866
   Interseroh SE............................................    220   15,434
 #*IVG Immobilien AG........................................ 10,206   23,640
  *Jenoptik AG..............................................  3,249   26,759
   Kloeckner & Co. SE.......................................  3,493   47,540
   Koenig & Bauer AG........................................  1,126   18,410
   Kontron AG...............................................  2,224   16,109
  #Krones AG................................................    792   43,888
   KSB AG...................................................     31   19,615
 #*Kuka AG..................................................  1,360   32,388
   KWS Saat AG..............................................    150   40,024
   Leoni AG.................................................  1,605   82,482
  #LPKF Laser & Electronics AG..............................    984   17,387
  *Manz AG..................................................     20      616
   MLP AG...................................................  3,534   29,897
  *Morphosys AG.............................................  1,083   29,581
   MVV Energie AG...........................................    364   11,499
   Nemetschek AG............................................    707   28,972
  *Nordex SE................................................  1,260    5,605
   Pfeiffer Vacuum Technology AG............................    841  102,104
  *Pfleiderer AG............................................  3,099      632
   PNE Wind AG..............................................  4,418    9,432
  *QSC AG...................................................  2,060    5,353
  #Rational AG..............................................    151   38,612
   Renk AG..................................................    342   31,598
   Rheinmetall AG...........................................  2,986  167,796

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
GERMANY -- (Continued)
   Rhoen-Klinikum AG........................................  8,742 $  246,012
  *SAF-Holland SA...........................................    919      7,735
   Sartorius AG.............................................    335     20,602
  *Sedo Holding AG..........................................  1,033      4,114
  *Senator Entertainment AG.................................     70        126
  #*SGL Carbon SE...........................................  2,674    122,215
 #*Singulus Technologies AG.................................    831      2,696
   Sixt AG..................................................  1,800     37,394
  *Sky Deutschland AG....................................... 22,676     58,063
   Software AG..............................................    586     20,483
  #Solarworld AG............................................  3,956      8,343
  *Solon SE.................................................    507         54
  #Stada Arzneimittel AG....................................  5,280    175,291
   STINAG Stuttgart Invest AG...............................  1,000     21,058
  *Stroer Out-of-Home Media AG..............................    602     10,281
   Symrise AG...............................................  6,477    187,717
  *TAG Immobilien AG........................................  3,365     33,417
   Takkt AG.................................................  1,500     22,042
  *Technotrans AG...........................................    637      4,354
 #*TUI AG...................................................  6,168     45,107
   Vossloh AG...............................................    727     70,942
   VTG AG...................................................    287      5,199
   Wacker Neuson SE.........................................     78      1,288
   Wincor Nixdorf AG........................................  1,480     57,423
   Wirecard AG..............................................  3,775     70,039
                                                                    ----------
TOTAL GERMANY...............................................         3,920,626
                                                                    ----------
GREECE -- (0.6%)
  *Agricultural Bank of Greece S.A..........................  1,353        355
  *Alpha Bank A.E...........................................  9,330     13,092
  *Anek Lines S.A...........................................  5,508        707
  *Astir Palace Hotels S.A..................................  2,100      8,352
  *Attica Bank S.A..........................................  5,715      1,970
  *Bank of Cyprus Public Co., Ltd........................... 72,063     42,954
   Bank of Greece S.A.......................................  1,143     20,465
  *Cyprus Popular Bank PCL.................................. 35,692      9,551
  *EFG Eurobank Ergasias S.A................................  6,049      4,817
   Ellaktor S.A.............................................  9,312     15,174
   EYDAP Athens Water Supply & Sewage Co. S.A...............  1,743      8,997
  *Folli Follie Group S.A...................................  1,910     17,714
  *Forthnet S.A.............................................  5,680        893
  *Fourlis Holdings S.A.....................................  2,390      3,763
   Frigoglass S.A...........................................    937      5,961
   GEK Terna S.A............................................  4,087      4,489
  *Geniki Bank S.A..........................................  1,124        321
  *Halkor S.A...............................................  2,770      1,535
   Hellenic Exchanges S.A...................................  1,918      6,653
   Hellenic Petroleum S.A...................................  4,433     32,583
  *Hellenic Telecommunication Organization Co. S.A.......... 10,305     33,641
  *Heracles General Cement Co. S.A..........................  5,120     11,996
  *Iaso S.A.................................................  3,087      2,408
   Intralot S.A.-Integrated Lottery Systems & Services......  5,249      5,314
   J&P-Avax S.A.............................................  3,100      3,644
   JUMBO S.A................................................  3,686     17,912
  *Lambrakis Press S.A......................................  6,399        998
  *Marfin Investment Group Holdings S.A..................... 20,116      7,881
   Metka S.A................................................  1,850     20,334
  *Michaniki S.A............................................  3,160        712
   Motor Oil (Hellas) Corinth Refineries S.A................  3,829     31,419
  *Mytilineos Holdings S.A..................................  4,410     15,062
  *National Bank of Greece S.A.............................. 19,437     43,367

                                     1365

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CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
GREECE -- (Continued)
  *OPAP S.A.................................................       287 $  2,565
  *Piraeus Bank S.A.........................................    21,785    7,491
   Public Power Corp. S.A...................................     4,930   16,581
   S&B Industrial Minerals S.A..............................     1,686   11,029
  *Sidenor Steel Products Manufacturing Co. S.A.............     2,262    2,769
  *Technical Olympic S.A....................................     1,375    2,110
   Titan Cement Co. S.A.....................................     3,511   68,125
  *TT Hellenic Postbank S.A.................................    10,394    5,507
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......     9,200   37,519
                                                                       --------
TOTAL GREECE................................................            548,730
                                                                       --------
HONG KONG -- (1.7%)
   Alco Holdings, Ltd.......................................    68,000   23,972
   Allied Group, Ltd........................................    17,600   40,230
   Allied Properties (H.K.), Ltd............................   219,416   28,759
  *Apac Resources, Ltd......................................   320,000   13,553
  *Artel Solutions Group Holdings, Ltd......................   250,000    3,227
   Asia Financial Holdings, Ltd.............................    54,874   20,033
   Asia Satellite Telecommunications Holdings, Ltd..........    11,500   32,766
   Asia Standard International Group, Ltd...................    24,940    4,050
   Associated International Hotels, Ltd.....................    28,000   59,498
   Bonjour Holdings, Ltd....................................    56,000    8,486
   Cafe de Coral Holdings, Ltd..............................    16,000   43,831
   Century City International Holdings, Ltd.................    43,340    3,061
   Champion Technology Holdings, Ltd........................    87,828    1,153
   Chen Hsong Holdings, Ltd.................................    30,000   10,023
   Chevalier International Holdings, Ltd....................     4,000    4,217
  *China Electronics Corp. Holdings Co., Ltd................    68,000    5,522
  *China Energy Development Holdings, Ltd...................   162,000    1,927
  *China Solar Energy Holdings, Ltd.........................   330,000    1,654
  *China Strategic Holdings, Ltd............................   245,000    4,565
  *China WindPower Group, Ltd...............................   210,000    8,730
   China-Hongkong Photo Products Holdings, Ltd..............    90,000    6,132
  #Chong Hing Bank, Ltd.....................................    11,000   19,905
   Citic Telecom International Holdings, Ltd................    55,000   11,433
   City Telecom, Ltd........................................    32,239   19,061
   CK Life Sciences International Holdings, Inc.............   152,000    8,703
  *CP Lotus Corp., Ltd......................................   290,000    9,516
   Cross-Harbour Holdings, Ltd. (The).......................    30,658   24,931
   CSI Properties, Ltd......................................    89,543    3,639
  *CST Mining Group, Ltd.................................... 1,088,000   16,898
  *Culture Landmark Investment, Ltd.........................   320,000    3,266
   Dah Sing Banking Group, Ltd..............................    16,400   16,949
   Dah Sing Financial Holdings, Ltd.........................     8,650   30,903
  *Dejin Resources Group Co., Ltd...........................   160,000      675
   Dickson Concepts International, Ltd......................    14,500    8,016
   DVN Holdings, Ltd........................................    68,000    2,405
   Dynamic Holdings, Ltd....................................    20,000    3,292
  *EganaGoldpfeil Holdings, Ltd.............................    85,130       --
   Emperor International Holdings, Ltd......................   100,333   18,035
   Emperor Watch & Jewellery, Ltd...........................   130,000   18,150
  *EPI Holdings, Ltd........................................       713       17
   EVA Precision Industrial Holdings, Ltd...................    36,000    6,049
   Far East Consortium International, Ltd...................    48,560    8,868
   Fountain SET Holdings, Ltd...............................    28,000    3,524
   Get Nice Holdings, Ltd...................................   150,000    6,554
   Giordano International, Ltd..............................    66,000   57,299
   Glorious Sun Enterprises, Ltd............................    48,000   16,413
  *Goldin Financial Holdings, Ltd...........................    60,000    5,658
  *Goldin Properties Holdings, Ltd..........................    42,000   16,135
  *Grande Holdings, Ltd.....................................    28,000    1,480

                                     1366

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- -------
HONG KONG -- (Continued)
  *G-Resources Group, Ltd................................... 801,000 $51,470
   Haitong International Securities Group, Ltd..............   8,077   2,885
   Harbour Centre Development, Ltd..........................  13,500  16,394
   HKR International, Ltd...................................  34,533  13,040
   Hong Kong Ferry Holdings, Ltd............................  12,000  10,610
   Hongkong Chinese, Ltd....................................  90,000  14,305
   Hung Hing Printing Group, Ltd............................  29,815   4,923
  *I-Cable Communications, Ltd..............................  34,000   1,831
  *IT, Ltd..................................................  54,000  28,324
   K Wah International Holdings, Ltd........................  62,078  26,112
  *King Stone Energy Group, Ltd.............................  59,000   4,549
   Kingston Financial Group, Ltd............................ 122,000  11,121
   Kowloon Development Co., Ltd.............................  14,000  14,571
  *Lai Sun Development Co., Ltd............................. 885,416  13,747
   Lee & Man Chemical Co., Ltd..............................  22,000  17,467
   Lee & Man Handbags, Ltd..................................  22,000   2,540
   Lippo China Resources, Ltd............................... 586,000  14,707
   Liu Chong Hing Investment, Ltd...........................  18,000  18,781
   Lung Kee (Bermuda) Holdings, Ltd.........................  26,000  12,290
   Magnificent Estates, Ltd................................. 336,000  13,860
  *Melco International Development, Ltd.....................  62,000  64,905
   Midland Holdings, Ltd....................................  34,000  17,050
   Ming Fai International Holdings, Ltd.....................  44,000   4,611
  *Ming Fung Jewellery Group, Ltd........................... 100,000   5,730
   Miramar Hotel & Investment Co., Ltd......................  20,000  22,080
  *Nan Nan Resources Enterprise, Ltd........................  32,000   4,054
   Neo-Neon Holdings, Ltd...................................  25,000   4,380
  *New Times Energy Corp., Ltd..............................  23,200   2,875
   Neway Group Holdings, Ltd................................ 230,000     620
   NewOcean Green Energy Holdings, Ltd......................  42,000   8,651
  *Next Media, Ltd..........................................  38,000   3,178
  *Norstar Founders Group, Ltd..............................  56,000      --
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd.... 115,000   4,355
   Pacific Andes International Holdings, Ltd................  84,000   5,732
   Pacific Basin Shipping, Ltd.............................. 117,000  61,227
  *Pacific Century Premium Developments, Ltd................  60,000  14,210
   Pacific Textile Holdings, Ltd............................  29,000  19,237
   Paliburg Holdings, Ltd...................................  26,000   7,660
   Pearl Oriental Oil, Ltd..................................  57,600   5,106
   Pico Far East Holdings, Ltd..............................  96,000  23,061
   Polytec Asset Holdings, Ltd..............................  30,000   3,194
   Public Financial Holdings, Ltd...........................  24,000  10,333
   PYI Corp., Ltd........................................... 169,839   4,373
   Regal Hotels International Holdings, Ltd.................  29,000  11,980
  *Rising Development Holdings, Ltd.........................  30,000   3,715
   Samling Global, Ltd...................................... 130,000  12,321
   SEA Holdings, Ltd........................................  38,000  18,036
   Shun Tak Holdings, Ltd...................................  66,000  27,234
   Sing Tao News Corp., Ltd.................................  14,000   2,011
   Singamas Container Holdings, Ltd.........................  90,000  26,819
  *Sino-Tech International Holdings, Ltd.................... 100,000     902
   SOCAM Development, Ltd...................................  12,127  13,107
  *Solomon Systech International, Ltd.......................  58,000   1,563
   Sun Hung Kai & Co., Ltd..................................  50,464  26,004
   Tai Cheung Holdings, Ltd.................................  25,000  17,716
  *Theme International Holdings, Ltd........................ 100,000   2,585
  *Titan Petrochemicals Group, Ltd.......................... 160,000   5,774
   Transport International Holdings, Ltd....................  15,200  31,248
   United Laboratories International Holdings, Ltd. (The)...  45,000  18,071
   Upbest Group, Ltd........................................  74,000   6,577
   Value Partners Group, Ltd................................  53,000  32,528

                                     1367

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
   Varitronix International, Ltd............................  20,009 $   10,002
   Victory City International Holdings, Ltd.................  36,937      4,220
   Vitasoy International Holdings, Ltd......................  56,000     41,040
  *VST Holdings, Ltd........................................  28,000      6,766
 #*Wah Nam International Holdings, Ltd...................... 256,330     14,957
   Wai Kee Holdings, Ltd....................................  52,000      9,470
   Wing On Co. International, Ltd...........................  18,000     39,621
   Wing Tai Properties, Ltd.................................   6,000      2,521
                                                                     ----------
TOTAL HONG KONG.............................................          1,640,100
                                                                     ----------
IRELAND -- (0.9%)
  *Aer Lingus Group P.L.C...................................  12,225     15,741
   C&C Group P.L.C..........................................  18,373     92,206
   DCC P.L.C. (0242493).....................................   3,673     92,881
   DCC P.L.C. (4189477).....................................   3,465     87,610
   FBD Holdings P.L.C.......................................   1,308     15,061
   Glanbia P.L.C............................................  12,578     95,595
   Grafton Group P.L.C......................................   7,308     31,933
  *Independent News & Media P.L.C...........................   4,506      1,581
   Irish Continental Group P.L.C............................   1,460     29,585
  *Kenmare Resources P.L.C. (0487948).......................  50,648     41,530
  *Kenmare Resources P.L.C. (4490737).......................     360        294
   Kingspan Group P.L.C. (0492793)..........................   7,161     74,710
  *Kingspan Group P.L.C. (4491235)..........................      56        587
   Paddy Power P.L.C. (0258810).............................   1,777    116,002
   Paddy Power P.L.C. (4828974).............................   1,980    129,381
  *Smurfit Kappa Group P.L.C................................   5,186     43,690
   United Drug P.L.C........................................  18,534     56,793
                                                                     ----------
TOTAL IRELAND...............................................            925,180
                                                                     ----------
ISRAEL -- (0.5%)
  *Africa Israel Investments, Ltd...........................   1,722      6,526
  *AudioCodes, Ltd..........................................   1,200      2,853
  *Clal Biotechnology Industries, Ltd.......................   3,640     15,127
   Clal Industries & Investments, Ltd.......................   3,834     14,067
   Clal Insurance Enterprises Holdings, Ltd.................   1,159     18,153
   Delek Automotive Systems, Ltd............................     898      7,525
  *EZchip Semiconductor, Ltd................................     203      8,316
  *First International Bank of Israel, Ltd..................     990     11,218
   Frutarom Industries, Ltd.................................   1,750     16,688
  *Given Imaging, Ltd.......................................     364      7,082
  *Hadera Paper, Ltd........................................     146      5,982
   Harel Insurance Investments & Finances, Ltd..............     720     27,456
   Hot Telecommunications Systems, Ltd......................   1,151     11,602
  *Israel Discount Bank, Ltd. Series A......................  21,880     28,375
   Ituran Location & Control, Ltd...........................     828     11,321
  *Jerusalem Oil Exploration, Ltd...........................     300      5,809
   Matrix IT, Ltd...........................................   1,899      9,384
  *Mellanox Technologies, Ltd...............................   1,057     60,727
  *Menorah Mivtachim Holdings, Ltd..........................   1,117      8,817
   Migdal Insurance & Financial Holding, Ltd................  14,636     21,524
  *Oil Refineries, Ltd......................................  66,126     38,448
   Ormat Industries, Ltd....................................   2,690     13,351
   Osem Investments, Ltd....................................     651      9,928
   Paz Oil Co., Ltd.........................................     212     28,872
   Phoenix Holdings, Ltd. (The).............................   4,361     10,821
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd......     415     14,211
  *Retalix, Ltd.............................................     608     12,830
   Shikun & Binui, Ltd......................................  10,365     18,411
  *Strauss Group, Ltd.......................................   1,397     16,833
   Super-Sol, Ltd. Series B.................................   4,123     14,484

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
ISRAEL -- (Continued)
  *Tower Semiconductor, Ltd.................................   6,696 $  6,491
                                                                     --------
TOTAL ISRAEL................................................          483,232
                                                                     --------
ITALY -- (2.3%)
   ACEA SpA.................................................   3,393   19,627
   Acegas-APS SpA...........................................   1,710    6,259
  *Aedes SpA................................................   2,841      404
   Amplifon SpA.............................................   2,320   12,723
   Ansaldo STS SpA..........................................   3,930   34,732
  *Arnoldo Mondadori Editore SpA............................   7,418   10,959
   Astaldi SpA..............................................   3,158   24,466
   Autogrill SpA............................................   9,775   97,332
   Azimut Holding SpA.......................................   8,914   87,573
   Banca Generali SpA.......................................   2,496   30,535
  #Banca Piccolo Credito Valtellinese Scarl.................   9,996   14,990
   Banca Popolare dell'Emilia Romagna Scarl.................  10,562   64,892
 #*Banca Popolare dell'Etruria e del Lazio Scarl............   2,971    4,869
  #Banca Popolare di Milano Scarl........................... 118,271   58,231
  #Banca Popolare di Sondrio Scarl..........................  11,043   74,405
   Banca Profilo SpA........................................  12,870    4,406
   Banco di Desio e della Brianza SpA.......................   5,000   18,060
   Brembo SpA...............................................   1,837   20,835
  *Buzzi Unicem SpA.........................................   4,209   42,855
   C.I.R. SpA - Compagnie Industriali Riunite...............  26,265   35,870
   Caltagirone Editore SpA..................................   3,000    3,854
  *Carraro SpA..............................................   1,070    2,480
   Cementir Holding SpA.....................................   2,366    4,663
  *Class Editore SpA........................................   3,300    1,005
  #Credito Artigiano SpA....................................   3,415    3,971
   Credito Bergamasco SpA...................................     555   12,771
   Credito Emiliano SpA.....................................   5,091   20,843
   Danieli & Co. SpA........................................   2,142   60,798
   De Longhi SpA............................................   4,801   67,683
  *Delclima SpA.............................................   4,801    2,816
   DiaSorin SpA.............................................   1,751   46,175
   ERG SpA..................................................   3,547   26,731
   Esprinet SpA.............................................   1,098    4,877
   Falck Renewables SpA.....................................   2,864    3,292
 #*Gemina SpA...............................................  34,444   29,444
   Geox SpA.................................................   3,764   12,133
   Gruppo Editoriale L'Espresso SpA.........................   7,849   10,604
   Hera SpA.................................................  44,932   67,563
   Immsi SpA................................................   8,658    6,476
   Impregilo SpA............................................  16,957   67,009
   Indesit Co. SpA..........................................   2,500   14,543
   Industria Macchine Automatiche SpA.......................   1,436   26,345
   Intek SpA................................................   6,063    2,902
   Interpump Group SpA......................................   2,893   25,833
   Iren SpA.................................................  16,820   11,129
  #Italcementi SpA..........................................   4,664   29,324
   Italmobiliare SpA........................................     273    5,175
   KME Group SpA............................................  17,854    7,293
   Landi Renzo SpA..........................................   1,740    3,697
  *Lottomatica SpA..........................................   2,762   51,097
   Maire Tecnimont SpA......................................  16,000   14,005
 #*Mariella Burani SpA......................................     427       --
   MARR SpA.................................................   2,435   26,367
   Mediolanum SpA...........................................  10,473   42,944
 #*Milano Assicurazioni SpA.................................  20,783    6,925
   Piaggio & C. SpA.........................................   8,902   26,912
   Pirelli & Co. SpA........................................  14,279  173,985

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
 #*Prelios SpA..............................................  34,449 $    7,260
 #*Premafin Finanziaria SpA.................................  21,959      6,594
   Prysmian SpA.............................................   8,904    145,036
   Recordati SpA............................................   9,617     66,958
   Sabaf SpA................................................     217      3,220
  #SAES Getters SpA.........................................     616      6,383
  *Safilo Group SpA.........................................     587      3,852
  *Saras SpA................................................   8,610     10,878
   Societa Cattolica di Assicurazioni Scrl..................   3,201     60,106
  #Societa Iniziative Autostradali e Servizi SpA............   5,499     34,454
  #Sogefi SpA...............................................   3,015      8,198
   Sol SpA..................................................   2,651     14,386
  *Sorin SpA................................................  28,294     53,118
 #*Telecom Italia Media SpA.................................   3,441        686
 #*Tiscali SpA.............................................. 110,959      5,193
   Tod's SpA................................................   1,030    118,679
   Trevi Finanziaria SpA....................................     999      5,629
  *Unipol Gruppo Finanziario SpA............................      66      1,988
   Vianini Lavori SpA.......................................   3,006     12,949
   Vittoria Assicurazioni SpA...............................   2,848     17,847
  *Yoox SpA.................................................   2,065     29,550
   Zignago Vetro SpA........................................   1,724     12,052
                                                                     ----------
TOTAL ITALY.................................................          2,212,703
                                                                     ----------
JAPAN -- (20.7%)
   Accordia Golf Co., Ltd...................................      70     54,318
   Achilles Corp............................................   6,000      8,101
   Adeka Corp...............................................   5,200     47,774
  *Aderans Co., Ltd.........................................   2,400     26,761
   Advan Co., Ltd...........................................   2,000     18,950
   Aeon Delight Co., Ltd....................................     600     13,969
   Aeon Fantasy Co., Ltd....................................   1,152     18,023
   Ahresty Corp.............................................     700      6,567
   Ai Holdings Corp.........................................   3,200     20,192
   Aica Kogyo Co., Ltd......................................   3,000     43,959
   Aichi Bank, Ltd. (The)...................................     600     33,306
   Aichi Steel Corp.........................................   7,000     33,372
   Aichi Tokei Denki Co., Ltd...............................   3,000     11,874
   Aida Engineering, Ltd....................................   4,000     22,496
   Aiphone Co., Ltd.........................................   1,100     22,091
   Akebono Brake Industry Co., Ltd..........................   4,000     20,129
   Akita Bank, Ltd. (The)...................................  15,000     49,249
   Alpen Co., Ltd...........................................     800     16,298
   Alpine Electronics, Inc..................................   2,900     38,089
   Alps Electric Co., Ltd...................................   6,200     56,391
   Alps Logistics Co., Ltd..................................   1,000     10,128
   Amano Corp...............................................   3,000     26,840
   Ando Corp................................................   7,000      9,776
  #Anritsu Corp.............................................   5,000     65,238
   AOC Holdings, Inc........................................   1,800     10,039
   AOI Electronic Co., Ltd..................................     900     15,143
   AOKI Holdings, Inc.......................................   1,600     31,376
   Aomori Bank, Ltd. (The)..................................  13,000     38,963
   Aoyama Trading Co., Ltd..................................   3,200     66,022
   Arakawa Chemical Industries, Ltd.........................   1,800     15,539
   Arcs Co., Ltd............................................   1,200     25,795
   Ariake Japan Co., Ltd....................................     900     18,159
 #*Arisawa Manufacturing Co., Ltd...........................   1,000      3,662
   Arnest One Corp..........................................   1,200     13,621
   As One Corp..............................................     990     21,821
   Asahi Diamond Industrial Co., Ltd........................   5,000     55,296

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
                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Asahi Holdings, Inc......................................  1,100 $21,616
   Asahi Kogyosha Co., Ltd..................................  3,000  12,497
   Asahi Organic Chemicals Industry Co., Ltd................  3,000   7,743
   Asatsu-DK, Inc...........................................  1,200  34,707
  *Ashimori Industry Co., Ltd...............................  3,000   3,913
   ASKA Pharmaceutical Co., Ltd.............................  2,000  11,578
   ASKUL Corp...............................................  1,100  21,974
   Asunaro Aoki Construction Co., Ltd.......................  4,000  23,514
   Atsugi Co., Ltd.......................................... 15,000  17,819
   Autobacs Seven Co., Ltd..................................    700  33,595
   Avex Group Holdings, Inc.................................  1,300  14,761
   Awa Bank, Ltd. (The).....................................  5,000  29,517
   Bando Chemical Industries, Ltd...........................  5,000  18,429
   Bank of Iwate, Ltd. (The)................................    700  30,581
   Bank of Nagoya, Ltd. (The)...............................  8,000  25,742
   Bank of Okinawa, Ltd. (The)..............................  1,100  45,877
   Bank of Saga, Ltd. (The).................................  6,000  15,320
   Bank of the Ryukyus, Ltd.................................  4,000  51,546
   Belluna Co., Ltd.........................................  1,400  11,078
  *Best Denki Co., Ltd......................................  2,500   6,069
  *Bic Camera, Inc..........................................     45  22,203
   BML, Inc.................................................    500  12,587
   Bookoff Corp.............................................  1,000   9,643
   CAC Corp.................................................  1,700  14,863
   Calsonic Kansei Corp.....................................  6,000  33,754
   Canon Electronics, Inc...................................  1,500  37,009
   Capcom Co., Ltd..........................................  2,300  52,520
   Cawachi, Ltd.............................................    800  19,259
   Central Glass Co., Ltd................................... 11,000  45,087
  *Chiba Kogyo Bank, Ltd. (The).............................  3,200  16,604
   Chiyoda Co., Ltd.........................................  1,700  39,618
   Chofu Seisakusho Co., Ltd................................  1,800  42,903
   Chori Co., Ltd...........................................  5,000   6,872
   Chuetsu Pulp & Paper Co., Ltd............................  8,000  16,669
 #*Chugai Mining Co., Ltd...................................  5,000   1,249
   Chugai Ro Co., Ltd.......................................  7,000  22,971
   Chugoku Marine Paints, Ltd...............................  4,000  23,870
   Chukyo Bank, Ltd. (The)..................................  7,000  17,269
   Chuo Spring Co., Ltd.....................................  5,000  20,471
   CKD Corp.................................................  4,700  34,789
 #*Clarion Co., Ltd......................................... 13,000  36,158
   Cleanup Corp.............................................  2,000  15,105
 #*CMK Corp.................................................  2,000  10,284
   Coca-Cola Central Japan Co., Ltd.........................  1,500  19,654
   Cocokara fine, Inc.......................................    879  27,419
  #Colowide Co., Ltd........................................  4,200  30,922
   Computer Engineering & Consulting, Ltd...................  1,500   7,856
   COMSYS Holdings Corp.....................................  5,200  52,418
   Corona Corp..............................................  1,300  18,210
   Cosel Co., Ltd...........................................  1,600  22,713
   Cosmos Pharmaceutical Corp...............................    500  28,032
  #Cybozu, Inc..............................................     41  13,551
   Dai Nippon Toryo, Ltd.................................... 11,000  12,077
   Daibiru Corp.............................................  2,500  19,670
   Dai-Dan Co., Ltd.........................................  3,000  18,896
   Daido Metal Co., Ltd.....................................  3,000  35,848
 #*Daiei, Inc. (The)........................................ 11,850  39,107
   Daifuku Co., Ltd.........................................  5,000  26,715
   Daihen Corp.............................................. 11,000  36,886
 #*Daiichi Chuo K.K.........................................  4,000   5,469
   Daiichi Jitsugyo Co., Ltd................................  4,000  20,478

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Daiken Corp..............................................  9,000 $29,726
   Daiki Aluminium Industry Co., Ltd........................  3,000   9,954
   Daiko Clearing Services Corp.............................  1,000   3,714
   Daikoku Denki Co., Ltd...................................    900  12,870
   Daikyo, Inc.............................................. 12,000  31,298
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd..  4,000  18,505
  #Daio Paper Corp..........................................  6,000  33,340
   Daisan Bank, Ltd. (The)..................................  8,000  16,154
   Daiseki Co., Ltd.........................................  1,430  24,690
   Daishi Bank, Ltd. (The).................................. 11,000  34,278
   Daisyo Corp..............................................  1,600  20,772
   Daito Bank, Ltd. (The)................................... 10,000   8,612
   Daiwa Industries, Ltd....................................  3,000  15,216
   Daiwabo Holdings Co., Ltd................................ 22,000  46,804
   DCM Holdings Co., Ltd....................................  5,100  38,722
  #Denki Kogyo Co., Ltd.....................................  3,000  13,588
   Denyo Co., Ltd...........................................  2,000  25,828
   Descente, Ltd............................................  5,000  28,598
  *Doshisha Co., Ltd........................................    400  11,697
   Doutor Nichires Holdings Co., Ltd........................  2,212  30,094
  #Dr. Ci:Labo Co., Ltd.....................................      7  32,526
   DTS Corp.................................................  1,200  16,291
   Duskin Co., Ltd..........................................  2,300  44,532
  #Dwango Co., Ltd..........................................     10  14,884
   Dydo Drinco, Inc.........................................    500  20,333
  #eAccess, Ltd.............................................    126  25,310
   Eagle Industry Co., Ltd..................................  2,000  19,140
   Earth Chemical Co., Ltd..................................    700  25,379
  *Ebara Corp...............................................  3,000  12,137
  #Edion Corp...............................................  5,000  31,323
   Ehime Bank, Ltd. (The)...................................  6,000  16,843
   Eighteenth Bank, Ltd. (The)..............................  7,000  19,723
   Eiken Chemical Co., Ltd..................................  2,000  27,514
   Eizo Nanao Corp..........................................    600  11,557
  #Enplas Corp..............................................    700  19,002
  *EPS Corp.................................................      1   2,480
   ESPEC Corp...............................................  2,000  18,205
   Exedy Corp...............................................  1,400  39,347
   Fancl Corp...............................................  2,700  35,392
  #FCC Co., Ltd.............................................  1,200  24,503
  *FDK Corp.................................................  7,000   8,183
   FIDEA Holdings Co., Ltd..................................  5,000  12,375
   Foster Electric Co., Ltd.................................  2,000  29,742
   FP Corp..................................................    400  25,832
   France Bed Holdings Co., Ltd............................. 13,000  25,232
 #*Fudo Tetra Corp.......................................... 10,300  18,651
   Fuji Co., Ltd............................................  1,500  34,427
   Fuji Corp, Ltd...........................................  3,000  16,586
  *Fuji Kosan Co., Ltd......................................  6,000   5,230
  #Fuji Kyuko Co., Ltd......................................  5,000  31,309
   Fuji Oil Co., Ltd........................................  2,700  36,657
   Fuji Seal International, Inc.............................  1,200  23,012
  #Fuji Soft, Inc...........................................  2,700  47,562
  #Fujibo Holdings, Inc.....................................  4,000   8,857
   Fujicco Co., Ltd.........................................  1,400  17,515
   Fujikura Kasei Co., Ltd..................................  2,000  11,644
   Fujikura, Ltd............................................ 17,000  52,857
   Fujita Kanko, Inc........................................  5,000  18,867
   Fujitec Co., Ltd.........................................  4,000  24,941
   Fujitsu Frontech, Ltd....................................  2,000  12,849
  #Fujitsu General, Ltd.....................................  6,000  51,293

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

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
  *Fujiya Co., Ltd.......................................... 10,000 $25,602
   Fukuda Corp..............................................  3,000  10,921
   Fukui Bank, Ltd. (The)................................... 12,000  37,469
  #Fukushima Bank, Ltd. (The)............................... 14,000  11,424
   Fukuyama Transporting Co., Ltd...........................  7,000  38,228
   Funai Electric Co., Ltd..................................    600  11,072
  *Furukawa Co., Ltd........................................ 18,000  17,053
   Furukawa-Sky Aluminum Corp...............................  6,000  17,850
   Furusato Industries, Ltd.................................  1,000  10,324
   Fuso Pharmaceutical Industries, Ltd......................  5,000  13,835
   Futaba Corp..............................................  1,500  23,372
  *Futaba Industrial Co., Ltd...............................  1,800   9,609
   Future Architect, Inc....................................     26  11,236
   Fuyo General Lease Co., Ltd..............................  1,000  32,532
   Gakken Holdings Co., Ltd.................................  3,000   7,194
   Gecoss Corp..............................................  3,500  17,805
   Geo Holdings Corp........................................     18  21,791
   GLOBERIDE, Inc........................................... 10,000  12,419
   Glory, Ltd...............................................    400   8,602
   GMO Internet, Inc........................................  1,500   8,023
   Godo Steel, Ltd..........................................  6,000  13,745
   Goldcrest Co., Ltd.......................................    790  13,552
  #Gulliver International Co., Ltd..........................    220   7,857
   Gun Ei Chemical Industry Co., Ltd........................  7,000  18,267
   Gunze, Ltd...............................................  9,000  24,561
   H.I.S. Co., Ltd..........................................    700  22,657
   H2O Retailing Corp.......................................  6,000  52,810
   Hakuto Co., Ltd..........................................  1,400  13,560
   Hanwa Co., Ltd........................................... 10,000  41,952
  #Happinet Corp............................................  1,800  18,925
   Harashin Narus Holdings Co., Ltd.........................  1,200  20,923
   Haruyama Trading Co., Ltd................................  1,400   8,655
  *Haseko Corp.............................................. 52,000  37,469
   Heiwa Real Estate Co., Ltd...............................  8,500  21,472
   Heiwado Co., Ltd.........................................  2,500  35,546
   Hibiya Engineering, Ltd..................................  3,000  33,195
   Higashi-Nippon Bank, Ltd.................................  4,000   8,576
   Higo Bank, Ltd. (The)....................................  7,000  39,046
   Hikari Tsushin, Inc......................................  1,400  45,626
   Hioki EE Corp............................................    300   5,523
   Hisaka Works, Ltd........................................  2,000  21,805
  *Hitachi Cable, Ltd....................................... 10,000  23,382
   Hitachi Capital Corp.....................................  2,800  46,286
   Hitachi Koki Co., Ltd....................................  2,900  25,846
   Hitachi Kokusai Electric, Inc............................  4,320  40,609
   Hitachi Medical Corp.....................................  2,000  28,858
   Hitachi Zosen Corp....................................... 34,500  46,452
  #Hodogaya Chemical Co., Ltd...............................  4,000  12,355
   Hogy Medical Co., Ltd....................................  1,100  50,708
   Hokkaido Coca-Cola Bottling Co., Ltd.....................  3,000  15,138
   Hokkaido Gas Co., Ltd....................................  4,000  13,171
   Hokkan Holdings, Ltd.....................................  6,000  18,732
   Hokkoku Bank, Ltd. (The)................................. 14,000  49,650
   Hokuetsu Bank, Ltd. (The)................................  7,000  13,810
   Hokuetsu Kishu Paper Co., Ltd............................  7,000  44,806
  #Hokuriku Electric Industry Co., Ltd......................  4,000   5,693
   Hokuto Corp..............................................  1,000  21,538
  *Honeys Co., Ltd..........................................    770  14,453
   Horiba, Ltd..............................................  2,000  70,129
   Hoshizaki Electric Co., Ltd..............................  1,200  28,775
   Hosiden Corp.............................................  3,100  20,558

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
  *Howa Machinery, Ltd......................................  5,000 $ 5,849
   Hyakugo Bank, Ltd. (The)................................. 10,000  41,523
   Hyakujishi Bank, Ltd. (The).............................. 15,000  63,763
   IBJ Leasing Co., Ltd.....................................    900  24,431
  *Ichikoh Industries, Ltd..................................  4,000   7,930
   Ichiyoshi Securities Co., Ltd............................  2,000  11,555
   Icom, Inc................................................    700  17,518
   Idec Corp................................................    400   3,928
   Iino Kaiun Kaisha, Ltd...................................  7,300  36,601
   Imperial Hotel, Ltd......................................    550  16,840
   Impress Holdings, Inc....................................  3,100   5,055
   Inaba Denki Sangyo Co., Ltd..............................  1,000  29,530
   Inaba Seisakusho Co., Ltd................................  1,200  16,241
   Inabata & Co., Ltd.......................................  4,000  26,289
   Inageya Co., Ltd.........................................  2,000  23,526
   Ines Corp................................................  3,600  28,243
   Internet Initiative Japan, Inc...........................      5  19,653
  *Inui Steamship Co., Ltd..................................  1,500   5,945
   Iseki & Co., Ltd......................................... 14,000  33,306
  *Ishihara Sangyo Kaisha, Ltd.............................. 24,000  23,019
   IT Holdings Corp.........................................  4,800  61,466
   ITC Networks Corp........................................  1,300   8,486
   Itochu Enex Co., Ltd.....................................  4,000  22,945
   Itochu-Shokuhin Co., Ltd.................................    600  23,122
   Itoham Foods, Inc........................................  5,000  18,950
  #Itoki Corp...............................................  3,000  19,050
  *Iwasaki Electric Co., Ltd................................  4,000   8,211
   Iwatani International Corp............................... 11,000  38,667
  *Iwatsu Electric Co., Ltd.................................  3,000   2,813
   Izumi Co., Ltd...........................................  1,100  22,916
   Izumiya Co., Ltd.........................................  7,000  35,709
   Jamco Corp...............................................  2,000  10,989
  *Janome Sewing Machine Co., Ltd........................... 14,000  12,083
   Japan Airport Terminal Co., Ltd..........................    800  10,973
   Japan Aviation Electronics Industry, Ltd.................  2,000  18,358
  #Japan Cash Machine Co., Ltd..............................  1,700  15,373
   Japan Digital Laboratory Co., Ltd........................  2,300  25,035
   Japan Medical Dynamic Marketing, Inc.....................    770   2,586
   Japan Pulp & Paper Co., Ltd..............................  5,000  17,709
   Japan Transcity Corp.....................................  3,000  10,348
   Japan Vilene Co., Ltd....................................  3,000  13,653
   Japan Wool Textile Co., Ltd. (The).......................  6,000  45,138
   JBCC Holdings, Inc.......................................  2,000  13,638
   Jeol, Ltd................................................  5,000  14,948
  *JFE Shoji Trade Corp.....................................  5,000  24,811
   J-Oil Mills, Inc.........................................  6,000  16,880
   Joshin Denki Co., Ltd....................................  2,000  19,575
   JSP Corp.................................................  1,900  25,946
  #Juki Corp................................................  7,000  13,740
   Juroku Bank, Ltd......................................... 14,000  44,065
  *JVC Kenwood Holdings, Inc................................  6,970  29,711
   kabu.com Securities Co., Ltd.............................  3,500  11,302
  #Kadokawa Holdings, Inc...................................    700  20,133
   Kaga Electronics Co., Ltd................................    900   9,542
   Kagoshima Bank, Ltd. (The)...............................  6,000  36,126
   Kaken Pharmaceutical Co., Ltd............................  7,000  86,571
   Kameda Seika Co., Ltd....................................  1,200  27,654
   Kamei Corp...............................................  2,000  28,312
   Kanaden Corp.............................................  3,000  19,341
   Kanagawa Chuo Kotsu Co., Ltd.............................  4,000  23,030
   Kanamoto Co., Ltd........................................  2,000  22,047

                                     1374

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Kandenko Co., Ltd........................................  6,000 $26,397
  *Kanematsu Corp........................................... 20,025  23,914
   Kanematsu Electronics, Ltd...............................    500   5,536
  #Kanto Denka Kogyo Co., Ltd...............................  4,000  12,959
   Kanto Natural Gas Development Co., Ltd...................  2,000  10,494
   Kappa Create Co., Ltd....................................    200   4,276
   Kato Sangyo Co., Ltd.....................................  2,000  41,128
   Kato Works Co., Ltd......................................  4,000  20,503
   KAWADA TECHNOLOGIES, Inc.................................    200   2,863
   Kawai Musical Instruments Manufacturing Co., Ltd.........  5,000  12,240
 #*Kawasaki Kisen Kaisha, Ltd............................... 31,000  65,297
   Keihin Corp..............................................  1,700  28,912
   Keiyo Bank, Ltd. (The)................................... 13,000  60,480
  #Keiyo Co., Ltd...........................................  2,000  12,551
  *Kenedix, Inc.............................................     80  14,393
   Kentucky Fried Chicken Japan, Ltd........................  1,000  26,091
   Key Coffee, Inc..........................................  1,400  26,019
 #*Kinki Nippon Tourist Co., Ltd............................  6,000   9,273
   Kintetsu World Express, Inc..............................  1,200  42,964
   Kinugawa Rubber Industrial Co., Ltd......................  1,000   7,370
   Kirayaka Bank, Ltd....................................... 10,000  12,019
  #Kisoji Co., Ltd..........................................  1,200  23,605
   Kissei Pharmaceutical Co., Ltd...........................  1,100  20,023
   Kitagawa Iron Works Co., Ltd.............................  7,000  13,277
   Kita-Nippon Bank, Ltd. (The).............................    400  10,158
   Kitz Corp................................................  4,000  15,664
   Kiyo Holdings, Inc....................................... 48,000  68,821
   Koa Corp.................................................  1,500  15,290
   Koatsu Gas Kogyo Co., Ltd................................  4,000  24,754
  #Kohnan Shoji Co., Ltd....................................  2,000  29,005
   Koike Sanso Kogyo Co., Ltd...............................  4,000  10,379
  #Kojima Co., Ltd..........................................  2,300  10,954
   Kokuyo Co., Ltd..........................................  5,900  44,252
   Komatsu Seiren Co., Ltd..................................  4,000  20,997
   Komeri Co., Ltd..........................................  1,000  28,017
   Komori Corp..............................................  3,200  27,990
   Konaka Co., Ltd..........................................  1,760  18,579
   Konishi Co., Ltd.........................................  2,000  27,611
   Kose Corp................................................    600  13,866
  *Kosei Securities Co., Ltd................................  4,000   4,314
  *Kumagai Gumi Co., Ltd....................................  8,000   8,197
   Kurabo Industries, Ltd................................... 13,000  24,227
   Kureha Corp.............................................. 12,000  57,292
   Kurimoto, Ltd............................................ 11,000  25,556
   Kuroda Electric Co., Ltd.................................  1,200  12,268
  #KYB Co., Ltd.............................................  5,000  28,360
   Kyoden Co., Ltd..........................................  3,000   5,613
   Kyodo Printing Co., Ltd..................................  9,000  24,710
   Kyodo Shiryo Co., Ltd....................................  5,000   5,577
   Kyoei Steel, Ltd.........................................    600  11,255
   Kyokuto Kaihatsu Kogyo Co., Ltd..........................  2,300  22,084
  #Kyokuyo Co., Ltd.........................................  9,000  21,265
   KYORIN Holdings, Inc.....................................  3,000  57,588
   Kyosan Electric Manufacturing Co., Ltd...................  5,000  21,783
   Kyowa Exeo Corp..........................................  4,000  36,386
   Kyudenko Corp............................................  3,000  17,034
  *Leopalace21 Corp.........................................  6,200  19,263
   Life Corp................................................  2,000  35,381
   Lintec Corp..............................................  1,700  32,844
   Lion Corp................................................  7,000  40,439
   Macnica, Inc.............................................    800  18,659

                                     1375

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
  #Macromill, Inc...........................................  2,200 $21,926
   Maeda Corp...............................................  6,000  25,129
   Maeda Road Construction Co., Ltd.........................  6,000  72,507
   Maezawa Kasei Industries Co., Ltd........................  1,200  14,129
   Maezawa Kyuso Industries Co., Ltd........................  1,200  16,752
   Makino Milling Machine Co., Ltd..........................  4,000  28,942
   Mandom Corp..............................................    800  20,241
   Mars Engineering Corp....................................    700  15,905
   Marubun Corp.............................................  1,900   8,625
   Marudai Food Co., Ltd....................................  5,000  19,325
   Maruetsu, Inc. (The).....................................  5,000  18,593
   Maruha Nichiro Holdings, Inc............................. 22,525  39,149
   Marukyu Co., Ltd.........................................  2,000  19,259
   Marusan Securities Co., Ltd..............................  6,000  22,960
  #Maruwa Co., Ltd..........................................    700  28,298
   Maruyama Manufacturing Co., Inc..........................  3,000   6,466
  *Maruzen CHI Holdings Co., Ltd............................    400   1,038
   Maruzen Showa Unyu Co., Ltd..............................  6,000  19,774
   Matsuda Sangyo Co., Ltd..................................  1,225  19,212
   Matsui Securities Co., Ltd...............................  5,500  33,622
   Matsumotokiyoshi Holdings Co., Ltd.......................    800  17,751
 #*Matsuya Co., Ltd.........................................  2,000  17,929
   Matsuya Foods Co., Ltd...................................  1,000  19,564
   Max Co., Ltd.............................................  2,000  24,954
   Maxvalu Tokai Co., Ltd...................................  1,000  14,011
 #*Megachips Corp...........................................  1,900  41,985
   Megane TOP Co., Ltd......................................  2,250  28,893
   Megmilk Snow Brand Co., Ltd..............................  1,300  23,559
   Meidensha Corp........................................... 12,000  42,742
   Meitec Corp..............................................  1,000  20,551
   Meito Sangyo Co., Ltd....................................  1,200  15,669
  #Meiwa Estate Co., Ltd....................................  1,700   8,513
  #Meiwa Trading Co., Ltd...................................  3,000  29,283
   Melco Holdings, Inc......................................  1,400  32,806
   Michinoku Bank, Ltd. (The)...............................  5,000   9,620
   Mie Bank, Ltd. (The).....................................  2,000   4,639
   Mikuni Coca-Cola Bottling Co., Ltd.......................  3,000  26,621
  *Milbon Co., Ltd..........................................    500  14,990
   Mimasu Semiconductor Industry Co., Ltd...................  1,219  11,176
   Minato Bank, Ltd. (The).................................. 21,000  38,603
  #Minebea Co., Ltd.........................................  7,000  31,717
   Ministop Co., Ltd........................................  1,500  26,462
  *Misawa Homes Co., Ltd....................................  2,000  26,043
   Mitani Corp..............................................  1,200  17,153
   Mitsuba Corp.............................................  1,000  10,005
  *Mitsubishi Paper Mills, Ltd.............................. 13,000  12,186
  *Mitsubishi Pencil Co., Ltd...............................    300   5,273
   Mitsubishi Shokuhin Co., Ltd.............................  1,100  28,407
   Mitsubishi Steel Manufacturing Co., Ltd.................. 14,000  44,215
   Mitsuboshi Belting Co., Ltd..............................  5,000  27,004
  *Mitsui Engineering & Shipbuilding Co., Ltd............... 19,000  27,936
  *Mitsui High-Tec, Inc.....................................  3,300  20,072
   Mitsui Sugar Co., Ltd....................................  6,000  19,595
   Mitsui-Soko Co., Ltd..................................... 10,000  43,502
  *Mitsumi Electric Co., Ltd................................  4,800  39,868
   Mitsuuroko Holdings Co., Ltd.............................  3,000  20,162
   Miura Co., Ltd...........................................  2,000  51,798
   Miyazaki Bank, Ltd. (The)................................  6,000  15,338
   Mizuno Corp..............................................  9,000  49,057
   Mochida Pharmaceutical Co., Ltd..........................  3,000  34,883
   Modec, Inc...............................................    800  16,738

                                     1376

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Monex Group, Inc.........................................     49 $ 9,731
  #Mori Seiki Co., Ltd......................................  2,800  27,907
   Morinaga & Co., Ltd...................................... 16,000  36,710
   Morinaga Milk Industry Co., Ltd.......................... 14,000  51,190
   Morita Holdings Corp.....................................  4,000  26,675
   MOS Food Services, Inc...................................  2,000  38,697
   Moshi Moshi Hotline, Inc.................................  2,000  19,776
   Musashi Seimitsu Industry Co., Ltd.......................  1,200  28,093
   Musashino Bank, Ltd......................................  2,400  78,197
   Nachi-Fujikoshi Corp..................................... 13,000  64,893
  *Nagaileben Co., Ltd......................................    800  12,358
   Nagano Bank, Ltd. (The)..................................  6,000  11,503
   Nagatanien Co., Ltd......................................  2,000  22,410
   Nakamuraya Co., Ltd......................................  3,000  14,844
  *Nakayama Steel Works, Ltd................................  5,000   4,495
   Nanto Bank, Ltd. (The)...................................  5,000  22,349
   NEC Fielding, Ltd........................................  1,200  15,064
   NEC Mobiling, Ltd........................................  1,100  40,145
   NEC Networks & System Integration Corp...................  1,700  25,302
   Net One Systems Co., Ltd.................................  6,200  84,584
   Neturen Co., Ltd.........................................  2,600  23,037
 #*New Japan Radio Co., Ltd.................................  3,000   8,961
   Nichia Steel Works, Ltd..................................  4,000  10,548
   Nichias Corp.............................................  4,000  20,760
   Nichicon Corp............................................  2,700  32,374
   Nichii Gakkan Co.........................................  1,600  21,917
   Nichirei Corp............................................ 11,000  49,877
   Nichireki Co., Ltd.......................................  2,000   9,985
   Nidec Copal Corp.........................................  1,800  21,876
   Nidec Sankyo Corp........................................  1,000   6,067
  #Nidec Tosok Corp.........................................  3,200  33,457
   Nifco, Inc...............................................  2,000  53,800
   Nihon Dempa Kogyo Co., Ltd...............................    600   8,274
   Nihon Eslead Corp........................................  1,000   9,183
   Nihon Kohden Corp........................................  2,000  58,336
   Nihon Nohyaku Co., Ltd...................................  5,000  22,573
   Nihon Parkerizing Co., Ltd...............................  2,000  29,869
   Nihon Unisys, Ltd........................................  2,075  15,586
   Nihon Yamamura Glass Co., Ltd............................  8,000  20,016
   Nikkiso Co., Ltd.........................................  4,000  42,003
   Nippo Corp...............................................  4,000  41,155
   Nippon Beet Sugar Manufacturing Co., Ltd.................  5,000  10,642
   Nippon Carbon Co., Ltd...................................  5,000  13,598
  #Nippon Ceramic Co., Ltd..................................  1,000  17,107
   Nippon Chemical Industrial Co., Ltd......................  2,000   3,244
 #*Nippon Chemi-Con Corp.................................... 10,000  37,701
   Nippon Chemiphar Co., Ltd................................  3,000  16,026
   Nippon Coke & Engineering Co., Ltd....................... 12,500  17,854
  *Nippon Columbia Co., Ltd.................................  3,000   1,083
  #Nippon Concrete Industries Co., Ltd......................  3,000   9,904
   Nippon Denko Co., Ltd....................................  6,000  25,174
   Nippon Densetsu Kogyo Co., Ltd...........................  2,000  18,275
   Nippon Denwa Shisetu Co., Ltd............................  5,000  16,460
   Nippon Filcon Co., Ltd...................................  2,000   9,902
   Nippon Flour Mills Co., Ltd..............................  8,000  36,197
   Nippon Gas Co., Ltd......................................  2,000  31,753
  #Nippon Kasei Chemical Co., Ltd...........................  5,000   8,250
 #*Nippon Kinzoku Co., Ltd..................................  3,000   5,575
   Nippon Koei Co., Ltd.....................................  5,000  17,564
   Nippon Konpo Unyu Soko Co., Ltd..........................  4,000  51,966
   Nippon Koshuha Steel Co., Ltd............................ 10,000  12,425

                                     1377

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Nippon Light Metal Co., Ltd.............................. 31,000 $45,565
 #*Nippon Metal Industry Co., Ltd...........................  8,000   6,262
   Nippon Pillar Packing Co., Ltd...........................  2,000  17,121
  #Nippon Piston Ring Co., Ltd..............................  7,000  15,300
   Nippon Seiki Co., Ltd....................................  2,000  25,229
   Nippon Sharyo, Ltd.......................................  1,000   3,760
  #Nippon Sheet Glass Co., Ltd.............................. 25,000  32,380
   Nippon Shinyaku Co., Ltd.................................  3,000  38,025
  *Nippon Signal Co., Ltd...................................  3,000  19,133
   Nippon Soda Co., Ltd.....................................  8,000  34,540
  #Nippon Suisan Kaisha, Ltd................................ 10,500  34,221
   Nippon Synthetic Chemical Industry Co., Ltd. (The).......  3,000  17,746
   Nippon Thompson Co., Ltd.................................  3,000  16,589
   Nippon Valqua Industries, Ltd............................  6,000  16,738
  *Nippon Yakin Kogyo Co., Ltd..............................  4,000   6,309
  #Nipro Corp...............................................  3,200  21,915
   Nishimatsu Construction Co., Ltd......................... 13,000  27,970
   Nishimatsuya Chain Co., Ltd..............................  3,000  25,037
   Nissan Shatai Co., Ltd...................................  3,000  31,664
   Nissei Corp..............................................  1,000   9,028
  #Nissen Holdings Co., Ltd.................................  1,600   8,339
 #*Nissha Printing Co., Ltd.................................  3,000  33,901
   Nisshin Fudosan Co., Ltd.................................  1,400   8,853
   Nisshin Oillio Group, Ltd. (The)......................... 10,000  42,000
   Nissin Electric Co., Ltd.................................  1,000   5,722
   Nissin Kogyo Co., Ltd....................................  2,100  34,134
   Nitta Corp...............................................  1,300  24,683
   Nittan Valve Co., Ltd....................................  2,000   6,798
   Nittetsu Mining Co., Ltd.................................  3,000  12,765
   Nitto Boseki Co., Ltd.................................... 18,000  68,358
   Nitto Kogyo Corp.........................................  3,000  43,578
   Nitto Seiko Co., Ltd.....................................  3,000   9,760
   NOF Corp.................................................  7,000  35,232
   Nomura Co., Ltd..........................................  4,000  14,879
  *Noritake Co., Ltd........................................  8,000  23,269
   Noritsu Koki Co., Ltd....................................  1,200   6,286
   Noritz Corp..............................................  1,400  24,768
   NS Solutions Corp........................................  1,400  27,205
   NSD Co., Ltd.............................................  2,400  19,846
   Obic Business Consultants Co., Ltd.......................    100   4,746
   Oenon Holdings, Inc......................................  5,000  12,302
   Ogaki Kyoritsu Bank, Ltd. (The)..........................  6,000  20,530
   Oiles Corp...............................................  1,728  35,076
   Oita Bank, Ltd. (The).................................... 10,000  28,452
   Okabe Co., Ltd...........................................  4,000  25,238
   Okamoto Industries, Inc..................................  6,000  24,417
   Okamura Corp.............................................  3,000  22,142
   Okasan Securities Group, Inc............................. 10,000  39,542
  *Oki Electric Industry Co., Ltd........................... 29,000  49,368
   Okinawa Electric Power Co., Ltd..........................    877  34,940
  *OKK Corp.................................................  5,000   7,186
  #OKUMA Corp...............................................  6,000  47,179
   Okumura Corp.............................................  9,000  32,923
   Okura Industrial Co., Ltd................................  4,000  12,242
   Okuwa Co., Ltd...........................................  2,000  27,382
   Olympic Corp.............................................  1,800  18,938
   ONO Sokki Co., Ltd.......................................  3,000  12,585
   Onoken Co., Ltd..........................................  2,000  16,306
   Onward Holdings Co., Ltd.................................  6,000  46,919
   Organo Corp..............................................  4,000  26,035
   Origin Electric Co., Ltd.................................  3,000  12,525

                                     1378

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Osaka Steel Co., Ltd.....................................    500 $ 9,351
   Osaki Electric Co., Ltd..................................  3,000  31,370
  #OSG Corp.................................................  3,600  56,821
   Pacific Industrial Co., Ltd..............................  4,000  24,868
  *Pacific Metals Co., Ltd..................................  5,000  24,194
   Paltac Corp..............................................  2,500  36,521
   PanaHome Corp............................................  4,000  26,334
   Panasonic Electric Works Information Systems Co., Ltd....    400  10,205
   Panasonic Electric Works SUNX Co., Ltd...................  2,700  13,720
   Paramount Bed Holdings Co., Ltd..........................  1,700  52,065
  #Parco Co., Ltd...........................................  2,600  25,553
   Paris Miki Holdings, Inc.................................  1,000   6,365
   Park24 Co., Ltd..........................................  2,400  33,033
   Pasco Corp...............................................  1,000   3,460
   Penta-Ocean Construction Co., Ltd........................ 18,000  52,895
   Pigeon Corp..............................................  1,300  51,868
  *Pilot Corp...............................................     15  28,916
   Piolax, Inc..............................................  1,000  24,393
  *Pioneer Electronic Corp.................................. 11,100  56,017
   Plenus Co., Ltd..........................................    500   9,707
   Point, Inc...............................................    750  27,698
   Press Kogyo Co., Ltd.....................................  9,000  53,488
   Prima Meat Packers, Ltd..................................  5,000   9,795
   Raito Kogyo Co., Ltd.....................................  2,400  12,698
 #*Rasa Industries, Ltd.....................................  3,000   4,525
  *Renown, Inc..............................................  3,000   4,650
   Resort Solution Co., Ltd.................................  4,000   8,123
   Resorttrust, Inc.........................................  1,008  16,657
   Rheon Automatic Machinery Co., Ltd.......................  2,000   5,217
   Rhythm Watch Co., Ltd.................................... 10,000  16,729
   Ricoh Leasing Co., Ltd...................................  1,000  22,651
   Right On Co., Ltd........................................  1,125  10,456
   Riken Corp...............................................  7,000  29,530
   Riken Technos Corp.......................................  5,000  15,204
   Riken Vitamin Co., Ltd...................................  2,000  58,719
   Ringer Hut Co., Ltd......................................  1,800  24,139
   Riso Kagaku Corp.........................................  1,400  20,476
  #Rock Field Co., Ltd......................................    300   5,754
   Rohto Pharmaceutical Co., Ltd............................  3,000  38,426
   Roland Corp..............................................  2,000  19,587
   Roland DG Corp...........................................    900  10,573
  #Round One Corp...........................................  5,300  34,674
   Royal Holdings Co., Ltd..................................  2,000  23,584
   Ryobi, Ltd............................................... 11,000  39,571
   Ryoden Trading Co., Ltd..................................  3,000  17,499
   Ryohin Keikaku Co., Ltd..................................    900  48,862
   Ryosan Co., Ltd..........................................  2,100  39,779
   Ryoyo Electro Corp.......................................  2,000  22,133
   S Foods, Inc.............................................  2,000  17,509
 #*Sagami Chain Co., Ltd....................................  2,000  16,948
 #*Sagami Co., Ltd..........................................  3,000   4,926
   Saibu Gas Co., Ltd....................................... 24,000  67,279
  #Saizeriya Co., Ltd.......................................  1,700  26,377
   Sakai Chemical Industry Co., Ltd.........................  5,000  17,417
   Sakata INX Corp..........................................  3,000  15,407
   Sakata Seed Corp.........................................  2,000  28,032
   Sala Corp................................................  4,000  26,468
   San-A Co., Ltd...........................................    200   8,128
   San-Ai Oil Co., Ltd......................................  4,000  19,458
   Sanden Corp..............................................  7,000  23,086
   Sangetsu Co., Ltd........................................    500  13,061

                                     1379

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)........................................
   San-in Godo Bank, Ltd. (The).............................  7,000 $50,330
  #Sanken Electric Co., Ltd................................. 10,000  48,059
   Sanki Engineering Co., Ltd...............................  5,000  26,176
   Sankyo Seiko Co., Ltd....................................  4,000  13,118
  *Sankyo-Tateyama Holdings, Inc............................ 16,000  32,844
   Sankyu, Inc.............................................. 16,000  63,485
   Sanoh Industrial Co., Ltd................................  3,000  23,348
   Sanshin Electronics Co., Ltd.............................  2,000  15,173
   Sanwa Holdings Corp......................................  9,000  34,037
   Sanyo Chemical Industries, Ltd...........................  7,000  45,469
   Sanyo Denki Co., Ltd.....................................  4,000  25,173
   Sanyo Shokai, Ltd........................................  4,000  11,336
   Sanyo Special Steel Co., Ltd.............................  6,000  27,850
   Sapporo Hokuyo Holdings, Inc............................. 11,900  41,568
   Sapporo Holdings, Ltd.................................... 13,000  45,441
  #Sasebo Heavy Industries Co., Ltd.........................  7,000  10,510
  #Sato Holdings Corp.......................................  2,100  29,842
   Sato Shoji Corp..........................................  2,000  14,620
   Satori Electric Co., Ltd.................................  1,000   6,247
   Sawai Pharmaceutical Co., Ltd............................    400  42,153
   Saxa Holdings, Inc.......................................  4,000   8,322
   SCSK Corp................................................  2,554  39,774
   Secom Joshinetsu Co., Ltd................................    900  26,050
   Seika Corp...............................................  8,000  23,176
   Seikagaku Corp...........................................  1,700  18,237
  *Seiko Holdings Corp......................................  3,307   8,363
   Seino Holdings Co., Ltd..................................  1,000   6,927
   Seiren Co., Ltd..........................................  2,000  14,537
   Sekisui Jushi Co., Ltd...................................  2,000  19,649
   Sekisui Plastics Co., Ltd................................  7,000  24,214
   Senko Co., Ltd...........................................  6,000  26,298
   Senshu Electric Co., Ltd.................................  1,000  13,783
   Senshukai Co., Ltd.......................................  3,000  21,872
  *Shibaura Mechatronics Corp...............................  4,000  10,409
   Shibusawa Warehouse Co., Ltd.............................  6,000  17,768
   Shibuya Kogyo Co., Ltd...................................  2,100  23,999
   Shiga Bank, Ltd..........................................  7,000  39,994
   Shikibo, Ltd.............................................  9,000  11,008
   Shikoku Bank, Ltd........................................ 10,000  36,386
   Shikoku Chemicals Corp...................................  3,000  16,887
   Shima Seiki Manufacturing Co., Ltd.......................  1,200  22,260
   Shimachu Co., Ltd........................................  2,400  54,066
   Shimizu Bank, Ltd........................................    400  14,590
   Shinagawa Refractories Co., Ltd..........................  5,000  12,796
   Shindengen Electric Manufacturing Co., Ltd...............  3,000  12,409
   Shin-Etsu Polymer Co., Ltd...............................  5,000  23,714
   Shinkawa, Ltd............................................  1,000   5,321
  #Shinko Electric Industries Co., Ltd......................  6,300  58,888
   Shinko Plantech Co., Ltd.................................  3,000  25,334
   Shinko Shoji Co., Ltd....................................  2,000  16,793
   Shinmaywa Industries, Ltd................................  5,000  24,190
   Shinnihon Corp...........................................  4,000  10,536
   Shiroki Corp.............................................  7,000  22,371
   Shizuoka Gas Co., Ltd....................................  3,000  21,690
   SHO-BOND Holdings Co., Ltd...............................  2,000  50,584
   Shobunsha Publications, Inc..............................  1,300   9,603
  #Shochiku Co., Ltd........................................  4,000  38,537
   Showa Corp...............................................  2,400  20,949
   Showa Sangyo Co., Ltd.................................... 10,000  31,165
  #Siix Corp................................................  2,400  36,927
   Simplex Holdings, Inc....................................      3   1,057

                                     1380

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Sinanen Co., Ltd.........................................  3,000 $13,358
   Sinfonia Technology Co., Ltd.............................  6,000  13,224
   Sintokogio, Ltd..........................................  1,500  15,748
   SKY Perfect JSAT Holdings, Inc...........................     77  33,535
   SMK Corp.................................................  5,000  16,314
   Sohgo Security Services Co., Ltd.........................  3,700  42,563
   So-net Entertainment Corp................................      7  29,356
   Sotetsu Holdings, Inc.................................... 10,000  30,920
   SRA Holdings, Inc........................................  1,000  11,408
   Star Micronics Co., Ltd..................................  2,000  21,209
   Starzen Co., Ltd.........................................  4,000  12,372
   Stella Chemifa Corp......................................    900  20,503
   Sugi Holdings Co., Ltd...................................  1,100  35,648
   Sumida Corp..............................................  1,100   6,569
   Suminoe Textile Co., Ltd.................................  5,000  10,198
  *Sumiseki Holdings, Inc...................................  2,300   2,516
  #Sumitomo Bakelite Co., Ltd...............................  6,000  31,167
   Sumitomo Forestry Co., Ltd...............................  4,200  36,550
   Sumitomo Light Metal Industries, Ltd..................... 29,000  29,672
 #*Sumitomo Mitsui Construction Co., Ltd....................  9,660   8,101
   Sumitomo Osaka Cement Co., Ltd........................... 20,000  60,625
   Sumitomo Pipe & Tube Co., Ltd............................  3,000  28,823
   Sumitomo Precision Products Co., Ltd.....................  2,000  10,897
   Sumitomo Real Estate Sales Co., Ltd......................    300  14,390
   Sumitomo Seika Chemicals Co., Ltd........................  4,000  17,421
   Sumitomo Warehouse Co., Ltd.............................. 11,000  52,558
   SWCC Showa Holdings Co., Ltd............................. 12,000  10,913
 #*SxL Corp.................................................  3,000   6,791
   Systena Corp.............................................     13   9,916
   T. Hasegawa Co., Ltd.....................................  1,600  22,655
   T. RAD Co., Ltd..........................................  5,000  19,549
   Tachi-S Co., Ltd.........................................  2,100  40,147
   Tadano, Ltd..............................................  6,000  44,502
   Taihei Dengyo Kaisha, Ltd................................  3,000  25,035
   Taiho Kogyo Co., Ltd.....................................  1,900  24,448
   Taikisha, Ltd............................................  2,000  39,899
   Taiko Bank, Ltd. (The)...................................  1,000   2,850
   Taiyo Holdings Co., Ltd..................................    400  10,607
  #Taiyo Yuden Co., Ltd.....................................  7,500  80,213
   Takamatsu Construction Group Co., Ltd....................  1,600  27,405
  #Takaoka Electric Manufacturing Co., Ltd..................  4,000   9,892
   Takara Holdings, Inc.....................................  8,000  54,323
   Takara Standard Co., Ltd.................................  5,000  37,081
   Takasago International Corp..............................  7,000  35,164
   Takasago Thermal Engineering Co., Ltd....................  6,000  47,140
  #Takashima & Co., Ltd.....................................  4,000  13,361
   Takiron Co., Ltd.........................................  3,000  10,563
   Takuma Co., Ltd..........................................  6,000  28,250
   Tamron Co., Ltd..........................................    400  12,053
  #Tamura Corp..............................................  4,000  10,975
 #*Teac Corp................................................  5,000   1,889
   TECHNO ASSOCIE Co., Ltd..................................  1,800  15,198
   Tecmo Koei Holdings Co., Ltd.............................  3,000  25,324
   Teikoku Tsushin Kogyo Co., Ltd...........................  4,000   7,165
 #*Tekken Corp.............................................. 11,000  16,065
   Temp Holdings Co., Ltd...................................  1,700  17,435
   Tenma Corp...............................................  2,000  22,363
   T-Gaia Corp..............................................      6  10,497
   TKC Corp.................................................  1,200  25,992
   TOA Corp................................................. 12,000  21,720
  #TOA ROAD Corp............................................  3,000   9,046

                                     1381

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
   Toagosei Co., Ltd........................................ 25,000 $108,234
 #*Tobishima Corp...........................................  2,400    2,708
   TOC Co., Ltd.............................................  5,000   28,045
   Tocalo Co., Ltd..........................................  1,000   18,020
   Tochigi Bank, Ltd........................................  7,000   23,958
   Toda Corp................................................ 17,000   54,311
   Toei Co., Ltd............................................  5,000   26,045
   Toenec Corp..............................................  3,000   17,450
   Toho Bank, Ltd........................................... 14,000   45,030
   Toho Holdings Co., Ltd...................................  1,900   36,930
  #Toho Titanium Co., Ltd...................................    900   12,632
   Toho Zinc Co., Ltd.......................................  6,000   25,721
   Tohoku Bank, Ltd. (The)..................................  8,000   12,689
   Tokai Carbon Co., Ltd....................................  5,000   25,028
   TOKAI Holdings Corp......................................  5,000   23,237
   Tokai Rika Co., Ltd......................................    600   11,176
   Tokai Rubber Industries, Ltd.............................  2,700   31,942
   Tokai Tokyo Financial Holdings, Inc...................... 19,000   67,668
  *Token Corp...............................................    170    6,174
  *Toko, Inc................................................  8,000   26,329
   Tokushu Tokai Paper Co., Ltd.............................  5,189   14,060
   Tokuyama Corp............................................ 11,000   34,388
  *Tokyo Dome Corp.......................................... 16,000   53,193
   Tokyo Energy & Systems, Inc..............................  2,000   12,208
  *Tokyo Kikai Seisakusho, Ltd..............................  6,000    4,212
   Tokyo Ohka Kogyo Co., Ltd................................  2,700   58,069
   Tokyo Rakutenchi Co., Ltd................................  5,000   18,867
  *Tokyo Rope Manufacturing Co., Ltd........................  4,000    8,229
   Tokyo Seimitsu Co., Ltd..................................  1,700   34,945
   Tokyo Steel Manufacturing Co., Ltd.......................  5,800   44,012
  *Tokyo Tatemono Co., Ltd.................................. 32,000  118,162
   Tokyo Tekko Co., Ltd.....................................  3,000   10,090
  *Tokyo Theatres Co., Inc..................................  6,000    8,653
   Tokyo Tomin Bank, Ltd....................................  1,000   11,415
   Tokyotokeiba Co., Ltd....................................  7,000   10,322
   Tokyu Community Corp.....................................  1,000   32,001
   Tokyu Construction Co., Ltd..............................  5,880   14,013
   Tokyu Livable, Inc.......................................  1,800   19,889
  *Tokyu Recreation Co., Ltd................................  3,000   17,846
   Toli Corp................................................  6,000   12,466
   Tomato Bank, Ltd.........................................  9,000   16,289
   Tomen Electronics Corp...................................    800   11,834
   TOMONY Holdings, Inc..................................... 10,000   45,720
   Tomy Co., Ltd............................................  3,317   24,950
   Tonami Holdings Co., Ltd.................................  3,000    6,894
  #Topcon Corp..............................................  1,200    9,244
   Toppan Forms Co., Ltd....................................  2,300   20,685
   Topre Corp...............................................  1,200   11,293
   Topy Industries, Ltd..................................... 16,000   49,315
   Torishima Pump Manufacturing Co., Ltd....................  2,000   25,372
   Toshiba Machine Co., Ltd.................................  5,000   27,172
   Toshiba Plant Systems & Services Corp....................  4,000   42,360
   Toshiba TEC Corp.........................................  8,000   32,379
   Tosho Printing Co., Ltd..................................  5,000    9,742
   Totetsu Kogyo Co., Ltd...................................  3,000   32,073
  *Totoku Electric Co., Ltd.................................  3,000    3,365
   Tottori Bank, Ltd........................................  6,000   12,101
   Touei Housing Corp.......................................    900    9,004
   Towa Bank, Ltd........................................... 10,000   10,854
   Towa Pharmaceutical Co., Ltd.............................    900   41,284
   Toyo Construction Co., Ltd............................... 18,000   17,539

                                     1382

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
JAPAN -- (Continued)
   Toyo Corp................................................  3,000 $33,509
   Toyo Electric Manufacturing Co., Ltd.....................  5,000  18,585
   Toyo Engineering Corp.................................... 11,000  49,817
   Toyo Ink SC Holdings Co., Ltd............................ 15,000  60,001
   Toyo Kanetsu K.K......................................... 12,000  27,115
   Toyo Kohan Co., Ltd......................................  3,000  10,776
   Toyo Securities Co., Ltd.................................  5,000  12,116
   Toyo Tanso Co., Ltd......................................    300  10,948
   Toyo Tire & Rubber Co., Ltd..............................  8,000  21,809
   Toyobo Co., Ltd.......................................... 30,000  40,844
   TPR Co., Ltd.............................................  2,100  34,265
  *Transcosmos, Inc.........................................  1,100  15,673
   Trusco Nakayama Corp.....................................  1,400  29,694
   TS Tech Co., Ltd.........................................  2,200  43,223
   TSI Holdings Co., Ltd....................................  4,825  24,735
   Tsubakimoto Chain Co.....................................  9,000  54,682
  #Tsugami Corp.............................................  5,000  49,732
   Tsukishima Kikai Co., Ltd................................  3,000  25,464
   Tsukuba Bank, Ltd........................................  1,700   5,456
   Tsuruha Holdings, Inc....................................    400  23,965
   Tsurumi Manufacturing Co., Ltd...........................  2,000  17,007
   Tsutsumi Jewelry Co., Ltd................................    800  23,401
   TV Asahi Corp............................................      3   4,481
   Ube Material Industries, Ltd.............................  6,000  17,203
   Uchida Yoko Co., Ltd.....................................  4,000  12,864
  *Ulvac, Inc...............................................  1,900  15,245
   Uniden Corp..............................................  2,000   7,366
   Union Tool Co............................................    400   7,241
   Unipres Corp.............................................    700  21,999
   United Arrows, Ltd.......................................  1,200  27,416
  *Unitika, Ltd............................................. 33,000  19,795
   U-Shin, Ltd..............................................  2,000  15,009
   Valor Co., Ltd...........................................  2,000  35,074
   Vital KSK Holdings, Inc..................................  2,800  25,593
   Wacom Co., Ltd...........................................     14  33,632
   Warabeya Nichiyo Co., Ltd................................  1,200  19,632
   WATAMI Co., Ltd..........................................  1,400  29,823
   Wood One Co., Ltd........................................  3,000  12,354
   Xebio Co., Ltd...........................................  1,500  41,288
   Yachiyo Bank, Ltd. (The).................................    300   6,807
   Yamabiko Corp............................................    615  10,002
   Yamagata Bank, Ltd....................................... 11,000  50,596
  *Yamaichi Electronics Co., Ltd............................  1,600   3,615
   Yamanashi Chuo Bank, Ltd................................. 11,000  45,846
   Yamazen Co., Ltd.........................................  3,000  27,034
   Yaoko Co., Ltd...........................................    500  17,599
   Yasuda Warehouse Co., Ltd. (The).........................  2,000  12,839
   Yellow Hat, Ltd..........................................  1,800  31,222
   Yodogawa Steel Works, Ltd................................  9,000  35,849
   Yokohama Reito Co., Ltd..................................  3,000  23,426
   Yokowo Co., Ltd..........................................  1,700  10,100
   Yomeishu Seizo Co., Ltd..................................  2,000  19,237
   Yomiuri Land Co., Ltd....................................  3,000   9,708
   Yondenko Corp............................................  2,100   8,649
   Yonekyu Corp.............................................  2,000  19,226
   Yorozu Corp..............................................  1,900  38,267
   Yoshinoya Holdings Co., Ltd..............................     23  29,953
   Yurtec Corp..............................................  4,000  19,003
   Yusen Logistics Co., Ltd.................................    600   9,148
   Yushiro Chemical Industry Co., Ltd.......................  1,000  10,538
   Zenrin Co., Ltd..........................................  1,800  18,979

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
   Zensho Co., Ltd..........................................  2,100 $    26,152
   ZERIA Pharmaceutical Co., Ltd............................  2,000      36,516
   Zuken, Inc...............................................  2,000      15,847
                                                                    -----------
TOTAL JAPAN.................................................         20,072,469
                                                                    -----------
NETHERLANDS -- (1.7%)
   Aalberts Industries NV...................................  5,881     112,865
   Accell Group NV..........................................  1,850      37,252
  *AFC Ajax NV..............................................    864       8,227
  *AMG Advanced Metallurgical Group NV......................  1,768      18,013
   APERAM NV................................................    603      10,214
   Arcadis NV...............................................  2,418      56,035
   ASM International NV.....................................  3,902     138,139
   BE Semiconductor Industries NV...........................  1,100       8,778
   Beter Bed Holding NV.....................................  1,357      27,663
  *BinckBank NV.............................................  3,663      34,703
   Brunel International NV..................................  1,355      63,508
   CSM NV...................................................  3,252      45,904
   Exact Holding NV.........................................    619      14,884
  *Grontmij NV..............................................    910       6,272
   Heijmans NV..............................................    418       4,108
   Hunter Douglas NV........................................     41       1,762
  #Imtech NV................................................  6,192     175,098
   KAS Bank NV..............................................    488       5,327
   Kendrion NV..............................................    133       3,197
   Koninklijke Bam Groep NV................................. 15,717      55,951
   Koninklijke Ten Cate NV..................................  1,992      60,819
  #Koninklijke Wessanen NV..................................  2,173       6,493
  *LBi International NV.....................................  4,923      17,383
   Macintosh Retail Group NV................................    944      11,702
   Mediq NV.................................................  3,587      47,587
   Nutreco NV...............................................  3,249     236,128
  *Ordina NV................................................  2,349       2,787
  *Pharming Group NV........................................  3,806         272
   PostNL NV................................................ 15,967      69,481
  *Roto Smeets Group NV.....................................    354       4,609
   SBM Offshore NV..........................................  2,156      39,246
   Sligro Food Group NV.....................................  1,176      35,730
  *SNS Reaal Groep NV....................................... 15,156      29,954
   Telegraaf Media Groep NV.................................  1,964      24,178
   TKH Group NV.............................................  2,870      75,766
  *TomTom NV................................................  5,231      26,088
   Unit 4 NV................................................  1,693      49,476
   USG People NV............................................  4,391      41,541
  *Wavin NV.................................................    592       8,229
                                                                    -----------
TOTAL NETHERLANDS...........................................          1,615,369
                                                                    -----------
NEW ZEALAND -- (0.7%)
   Air New Zealand, Ltd..................................... 25,682      18,671
   Briscoe Group, Ltd....................................... 15,371      19,538
   Cavalier Corp., Ltd......................................  8,600      12,582
  *Ebos Group, Ltd..........................................    430       2,689
  *Fisher & Paykel Appliances Holdings, Ltd................. 46,520      20,452
   Fisher & Paykel Healthcare Corp., Ltd.................... 31,547      57,238
   Freightways, Ltd.........................................  8,779      29,746
   Hallenstein Glasson Holdings, Ltd........................  5,327      17,060
  *Heartland New Zealand, Ltd...............................  5,841       2,769
   Infratil, Ltd............................................ 26,812      41,504
   Mainfreight, Ltd.........................................  3,992      32,104
   New Zealand Refining Co., Ltd............................ 13,533      31,716
  #Nuplex Industries, Ltd................................... 10,316      22,571

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
NEW ZEALAND -- (Continued)
   Port of Tauranga, Ltd....................................  7,100 $ 66,731
   Pumpkin Patch, Ltd.......................................  7,400    6,056
  *Pyne Gould Guinness, Ltd................................. 10,577    3,367
   Ryman Healthcare, Ltd.................................... 20,343   52,669
   Sanford, Ltd.............................................  6,562   21,420
   Sky Network Television, Ltd.............................. 13,395   59,700
   SKYCITY Entertainment Group, Ltd......................... 36,975  116,030
   Steel & Tube Holdings, Ltd...............................  5,579   10,521
   Tower, Ltd............................................... 11,085   14,940
  #TrustPower, Ltd..........................................  4,827   29,028
   Vector, Ltd.............................................. 10,714   23,104
   Warehouse Group, Ltd.....................................  5,475   11,919
                                                                    --------
TOTAL NEW ZEALAND...........................................         724,125
                                                                    --------
NORWAY -- (0.8%)
   Acta Holding ASA.........................................  5,000    1,101
  *Algeta ASA...............................................    913   21,593
   Atea ASA.................................................  5,000   53,267
   Austevoll Seafood ASA....................................  5,800   21,257
   BW Offshore, Ltd......................................... 18,600   25,836
   BWG Homes ASA............................................  7,339   14,942
   Cermaq ASA...............................................  3,800   51,927
  *Clavis Pharma ASA........................................  1,911   21,363
  *Copeinca ASA.............................................    970    5,946
  *Det Norske Oljeselskap ASA...............................  1,048   15,081
  *DNO International ASA....................................  8,130   12,910
 #*DOF ASA..................................................  2,500   17,452
   Ekornes ASA..............................................  1,600   26,315
  *Electromagnetic GeoServices ASA..........................  4,467   14,119
  *EVRY ASA.................................................  3,410    7,707
   Farstad Shipping ASA.....................................    800   23,777
 #*Frontline, Ltd...........................................  1,361    9,033
   Ganger Rolf ASA..........................................  1,960   39,961
   Golden Ocean Group, Ltd.................................. 12,836   11,632
  *Jason Shipping ASA.......................................    160       62
  *Kongsberg Automotive Holding ASA......................... 11,000    3,841
  *Kvaerner ASA.............................................  6,296   18,618
  *Leroey Seafood Group ASA.................................    658   10,332
   Nordic Semiconductor ASA.................................  6,760   23,394
  *Norse Energy Corp. ASA................................... 15,009      656
 #*Norske Skogindustrier ASA Series A.......................  7,000    6,998
  *Northland Resources SA...................................    200      213
 #*Norwegian Air Shuttle ASA................................    840   14,189
  *Norwegian Energy Co. ASA.................................  1,598    2,008
   Odfjell ASA Series A.....................................  1,000    6,065
 #*Opera Software ASA.......................................  2,277   14,714
  *Panoro Energy ASA........................................  1,501    1,044
  *Sevan Marine ASA.........................................  1,337    3,156
  *Siem Offshore, Inc. ASA..................................  1,962    3,703
   Solstad Offshore ASA.....................................  1,000   18,806
  *Songa Offshore SE........................................  5,366   18,500
   SpareBanken 1 SMN........................................  8,076   49,960
   Stolt-Nielsen, Ltd.......................................    548    9,799
  #Tomra Systems ASA........................................ 11,513   89,860
  *TTS Marine ASA...........................................  1,100    3,420
   Veidekke ASA.............................................  4,900   41,219
   Wilh Wilhelmsen Holding ASA..............................  2,050   52,052
                                                                    --------
TOTAL NORWAY................................................         787,828
                                                                    --------
PORTUGAL -- (0.4%)
   Altri SGPS SA............................................  7,954   11,466

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
PORTUGAL -- (Continued)
 #*Banco BPI SA.............................................  16,849 $  8,981
 #*Banco Comercial Portugues SA............................. 105,920   14,868
  #Banco Espirito Santo SA..................................  31,526   26,707
  *Banco Espirito Santo SA I-12 Shares......................  55,167   46,736
 #*Brisa SA.................................................  19,921   69,794
  *Impresa SGPS SA..........................................   6,108    3,075
   Mota-Engil SGPS SA.......................................   4,552    7,497
  *Portucel-Empresa Produtora de Pasta de Papel SA..........  20,700   52,500
   Redes Energeticas Nacionais SA...........................  15,049   39,795
  *Sociedade de Investimento e Gestao SGPS SA...............   6,200   44,584
  *Sonae Industria SGPS SA..................................   2,500    1,929
  #Sonae SGPS SA............................................  53,752   29,173
   Sonaecom SGPS SA.........................................   8,301   13,322
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................   7,743   26,130
                                                                     --------
TOTAL PORTUGAL..............................................          396,557
                                                                     --------
SINGAPORE -- (1.3%)
   Banyan Tree Holdings, Ltd................................   7,000    3,611
   Boustead Singapore, Ltd..................................  22,000   15,444
   Bukit Sembawang Estates, Ltd.............................   7,500   28,433
  *Bund Center Investment, Ltd.............................. 108,000   17,314
   Cerebos Pacific, Ltd.....................................  15,000   71,080
   CH Offshore, Ltd.........................................  17,400    6,621
   China Aviation Oil Singapore Corp., Ltd..................   8,000    7,316
   Chuan Hup Holdings, Ltd..................................  87,000   16,527
   Creative Technology, Ltd.................................   2,650    8,477
   CSE Global, Ltd..........................................  20,000   11,984
   CWT, Ltd.................................................  12,000   11,819
  *Delong Holdings, Ltd.....................................  17,000    4,129
  #Ezion Holdings, Ltd......................................  20,000   14,003
 #*Ezra Holdings, Ltd.......................................  27,600   22,423
   Falcon Energy Group, Ltd.................................  21,000    4,134
   First Resources, Ltd.....................................  26,000   39,386
   Fragrance Group, Ltd.....................................  41,000   13,187
  *Fu Yu Corp., Ltd.........................................  78,750    4,434
   GK Goh Holdings, Ltd.....................................  17,000   10,441
  *GMG Global, Ltd.......................................... 275,000   30,758
   Goodpack, Ltd............................................  14,000   18,199
   GuocoLeisure, Ltd........................................  12,000    5,749
   Hi-P International, Ltd..................................  23,000   16,537
   Ho Bee Investment, Ltd...................................  14,000   15,574
  *Hong Fok Corp., Ltd......................................  49,200   17,034
   Hong Leong Asia, Ltd.....................................   8,000   11,822
   Hotel Grand Central, Ltd.................................  32,939   22,543
   Hotel Properties, Ltd....................................  17,200   27,017
   Hwa Hong Corp., Ltd......................................  59,000   19,060
  #Hyflux, Ltd..............................................  19,500   22,551
  *Jaya Holdings, Ltd.......................................  22,000   10,071
  *JES International Holdings, Ltd..........................  21,000    2,937
   K1 Ventures, Ltd......................................... 120,000    9,267
  *Lafe Corp., Ltd..........................................  39,200    2,668
   M1, Ltd..................................................  17,000   33,462
 #*Manhattan Resources, Ltd.................................  23,000   15,577
   Metro Holdings, Ltd......................................  49,200   30,149
   Midas Holdings, Ltd......................................  21,000    6,154
  *Oceanus Group, Ltd.......................................  40,000    2,536
   Orchard Parade Holdings, Ltd.............................  11,239   15,878
   OSIM International, Ltd..................................  18,000   17,524
   Otto Marine, Ltd.........................................  48,000    4,056
   Pan Pacific Hotels Group, Ltd............................  37,500   53,634
   Petra Foods, Ltd.........................................  20,000   39,900

                                     1386

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES     VALUE++
                                                             -------   ----------
SINGAPORE -- (Continued)
   Raffles Education Corp., Ltd.............................  41,000   $   13,843
   Raffles Medical Group, Ltd...............................   9,000       16,786
   Rotary Engineering, Ltd..................................  17,000        8,838
   SBS Transit, Ltd.........................................  23,000       31,404
   SC Global Developments, Ltd..............................   8,000        6,799
  *Sinarmas Land, Ltd....................................... 108,000       27,303
   Singapore Post, Ltd......................................  40,000       32,791
   Stamford Land Corp., Ltd.................................  12,000        5,316
  *Sunvic Chemical Holdings, Ltd............................  40,000       10,944
   Super Group, Ltd.........................................  13,000       19,937
  *Swiber Holdings, Ltd.....................................  10,000        4,702
   Tat Hong Holdings, Ltd...................................  17,000       14,458
   Tuan Sing Holdings, Ltd..................................  44,628       10,405
   United Engineers, Ltd....................................  11,000       22,256
   UOB-Kay Hian Holdings, Ltd...............................  30,000       41,507
   Venture Corp., Ltd.......................................   9,000       62,339
   WBL Corp., Ltd...........................................  22,000       60,803
   Wheelock Properties, Ltd.................................  20,000       27,865
   Wing Tai Holdings, Ltd...................................  34,000       32,442
   Yongnam Holdings, Ltd....................................  70,000       14,092
                                                                       ----------
TOTAL SINGAPORE.............................................            1,226,250
                                                                       ----------
SPAIN -- (1.6%)
  *Abengoa SA...............................................   2,121       32,466
  *Adolfo Dominguez SA......................................     425        2,314
   Almirall SA..............................................   3,466       29,780
  *Amper SA.................................................   1,760        4,096
   Antena 3 de Television SA................................   3,640       19,303
  *Azkoyen SA...............................................   2,184        5,008
   Banco Popular Espanol SA.................................   9,051       28,944
  #Bankinter SA.............................................  14,960       66,737
  *Baron de Ley SA..........................................      67        3,723
   Bolsas y Mercados Espanoles SA...........................   4,485      105,714
   Campofrio Food Group SA..................................   1,577       13,173
  *Cementos Portland Valderrivas SA.........................   1,167        8,252
  *Codere SA................................................     767        6,108
   Construcciones y Auxiliar de Ferrocarriles SA............     137       73,249
  *Deoleo SA................................................   8,137        3,721
   Duro Felguera SA.........................................   2,827       17,450
   Ebro Foods SA............................................   6,475      114,558
   Elecnor SA...............................................   1,707       20,588
  *Ercros SA................................................   3,027        1,701
   Faes Farma SA............................................   7,901       13,563
   Fomento de Construcciones y Contratas SA.................   1,377       23,560
   Gamesa Corp Tecnologica SA...............................   8,665       23,606
   Grupo Catalana Occidente SA..............................   3,722       52,351
   Grupo Empresarial Ence SA................................   8,850       20,796
  *Grupo Ezentis SA.........................................  13,800        2,790
   Iberpapel Gestion SA.....................................     936       15,835
   Indra Sistemas SA........................................   8,172       84,853
  *Inmobiliaria Colonial SA.................................      25           41
  *Jazztel P.L.C............................................  11,098       74,499
 #*La Seda de Barcelona SA Series B......................... 228,989        5,457
   Mediaset Espana Comunicacion SA..........................   4,300       19,574
   Melia Hotels International SA............................   4,123       24,655
   Miquel y Costas & Miquel SA..............................     740       20,635
  *Natraceutical SA.........................................  15,014        2,683
  *NH Hoteles SA............................................   5,825       19,172
   Obrascon Huarte Lain SA..................................   3,014       76,305
   Papeles y Cartones de Europa SA..........................   2,697        8,643
   Pescanova SA.............................................     718       21,633

                                     1387

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SPAIN -- (Continued)
  *Promotora de Informaciones SA Series A................... 12,732 $    6,161
   Prosegur Cia de Seguridad SA.............................  2,200    125,836
  *Realia Business SA.......................................  4,187      4,677
   Sacyr Vallehermoso SA....................................  6,678     12,069
  *Service Point Solutions SA...............................  7,818      1,440
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.............................................  4,714      4,986
   Tecnicas Reunidas SA.....................................    485     18,937
  *Tubacex SA...............................................  5,465     13,794
   Tubos Reunidos SA........................................  8,287     19,258
   Unipapel SA..............................................    733      9,323
   Vidrala SA...............................................  1,160     28,247
   Viscofan SA..............................................  4,280    193,732
  *Zeltia SA................................................ 12,166     23,829
                                                                    ----------
TOTAL SPAIN.................................................         1,529,825
                                                                    ----------
SWEDEN -- (3.0%)
   Aarhuskarlshamn AB.......................................  1,961     66,069
 #*Active Biotech AB........................................  1,480      9,878
   AddTech AB Series B......................................  2,500     68,653
   AF AB Series B...........................................  1,800     36,389
 #*Alliance Oil Co., Ltd. SDR...............................    607      5,697
  *Anoto Group AB...........................................  7,000      2,768
  #Avanza Bank Holding AB...................................  1,713     40,993
   Axfood AB................................................  1,800     65,494
  #Axis Communications AB...................................  2,100     52,819
   B&B Tools AB Series B....................................  2,500     22,267
  *BE Group AB..............................................  2,600      9,156
   Beijer Alma AB...........................................  1,700     30,833
  *Betsson AB...............................................  2,604     85,462
   Bilia AB Series A........................................  2,065     39,709
   Billerud AB..............................................  7,246     70,151
   BioGaia AB Series B......................................  1,689     55,877
 #*BioInvent International AB...............................  4,428     10,772
 #*Bure Equity AB...........................................  1,767      4,912
   Cantena AB...............................................  1,487     13,497
   Castellum AB.............................................  9,367    118,608
  *CDON Group AB............................................  5,438     39,995
   Clas Ohlson AB Series B..................................  1,200     17,700
  *Cloetta AB...............................................    960      2,135
  *Concentric AB............................................  3,360     30,257
   Duni AB..................................................    668      6,131
 #*Eniro AB.................................................    744      1,220
   Fabege AB................................................  7,437     62,790
  *Fastighets AB Balder Series B............................  2,430     11,841
   G & L Beijer AB Series B.................................    893     33,568
   Gunnebo AB...............................................  3,000     13,062
  *Hakon Invest AB..........................................  3,295     48,114
  #Haldex AB................................................  3,360     20,975
   Hexpol AB................................................  2,066     76,598
  *HIQ International AB.....................................  1,000      5,450
   Hoganas AB Series B......................................  2,683    104,083
   Holmen AB Series B.......................................  5,220    138,652
   Husqvarna AB Series A....................................  2,965     17,051
   Husqvarna AB Series B....................................  4,521     26,031
   Industrial & Financial Systems AB Series B...............  1,012     17,347
   Indutrade AB.............................................    490     15,818
  #Intrum Justitia AB.......................................  5,500     83,354
   JM AB....................................................  5,312     98,402
  *KappAhl AB...............................................  2,000      1,951
 #*Klovern AB...............................................  1,714      5,991
  *Kungsleden AB............................................  7,974     49,071

                                     1388

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SWEDEN -- (Continued)
   Lagercrantz Group AB Series B............................  2,500 $   20,483
   Lennart Wallenstam Byggnads AB Series B..................  5,304     52,888
  *Lindab International AB..................................  3,831     31,243
   Loomis AB Series B.......................................  3,493     47,213
   Meda AB Series A.........................................  3,978     39,340
  *Medivir AB Series B......................................    893      8,655
   Mekonomen AB.............................................  1,400     44,783
  *Micronic Mydata AB.......................................  2,400      5,335
   NCC AB Series B..........................................  8,486    166,780
  *Net Entertainment NE AB..................................    546      5,397
  *Net Entertainment NE AB Redemption Shares................    546        162
  *Net Insight AB Series B.................................. 11,409      3,540
   New Wave Group AB Series B...............................  2,000      8,749
   NIBE Industrier AB Series B..............................  4,215     66,559
  *Nobia AB.................................................  8,067     32,365
  #Nolato AB Series B.......................................  1,100     11,127
   Nordnet AB Series B......................................  2,986      9,660
   Oriflame Cosmetics SA SDR................................  2,207     79,223
  *PA Resources AB..........................................  9,100      2,134
   Peab AB Series B......................................... 14,480     75,559
   Proffice AB Series B.....................................  2,061      7,426
  *Rezidor Hotel Group AB...................................  3,516     13,902
  #Saab AB Series B.........................................  3,057     50,842
 #*SAS AB...................................................  7,999      9,863
   Skistar AB...............................................  1,500     17,868
   SSAB AB Series A.........................................  6,754     68,856
   SSAB AB Series B.........................................  2,805     24,780
   Sweco AB Series B........................................  1,500     15,811
  *Swedish Orphan Biovitrum AB..............................  5,364     17,470
   Trelleborg AB Series B................................... 14,007    160,609
   Unibet Group P.L.C. SDR..................................  1,751     49,979
   Wihlborgs Fastigheter AB.................................  3,900     54,174
                                                                    ----------
TOTAL SWEDEN................................................         2,940,366
                                                                    ----------
SWITZERLAND -- (4.5%)
   Acino Holding AG.........................................    184     24,133
  *Affichage Holding SA.....................................     64     11,292
   AFG Arbonia-Forster Holding AG...........................    457      9,566
  *Allreal Holding AG.......................................    510     79,988
   Aryzta AG................................................  5,184    261,131
   Ascom Holding AG.........................................  1,474     13,878
   Austriamicrosystems AG...................................    575     46,352
  *Autoneum Holding AG......................................    254     14,003
  #Bachem Holdings AG.......................................    343     13,725
   Bank Coop AG.............................................    580     39,600
   Bank Sarasin & Cie AG Series B...........................  2,000     61,730
   Banque Cantonale de Geneve SA............................     85     19,491
   Banque Cantonale Vaudoise AG.............................     44     24,904
   Banque Privee Edmond de Rothschild SA....................      1     26,989
  *Basilea Pharmaceutica AG.................................    201     10,255
   Belimo Holdings AG.......................................     34     67,285
   Bell AG..................................................      6     12,534
   Bellevue Group AG........................................    298      3,762
   Berner Kantonalbank AG...................................    264     74,162
  *BKW SA...................................................    405     15,617
  *Bobst Group AG...........................................    800     22,917
   Bossard Holding AG.......................................     16      2,434
   Bucher Industries AG.....................................    416     82,364
   Burckhardt Compression Holding AG........................    162     44,828
   Charles Voegele Holding AG...............................    750     14,990
   Cie Financiere Tradition SA..............................     66      4,988

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CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
SWITZERLAND -- (Continued)
  *Clariant AG.............................................. 15,895 $202,362
   Coltene Holding AG.......................................    250    8,278
   Conzzeta AG..............................................     27   60,295
   Daetwyler Holding AG.....................................    296   25,443
  *Dufry AG.................................................    642   87,193
   EFG International AG.....................................  3,568   34,688
   Emmi AG..................................................    111   23,712
   EMS-Chemie Holding AG....................................    529  104,117
  *Energiedienst Holding AG.................................  1,000   50,328
   Flughafen Zuerich AG.....................................    262   97,564
   Forbo Holding AG.........................................     82   59,330
   Galenica Holding AG......................................    362  247,050
   GAM Holding AG........................................... 12,356  158,844
  *Gategroup Holding AG.....................................    922   31,268
   George Fisher AG.........................................    247  109,595
   Gurit Holding AG.........................................     25   14,479
   Helvetia Holding AG......................................    360  129,124
 #*Huber & Suhner AG........................................    649   28,275
   Implenia AG..............................................     90    2,999
  *Inficon Holding AG.......................................    149   33,733
   Intershop Holding AG.....................................     25    8,985
   Kaba Holding AG..........................................     90   35,259
  *Kardex AG................................................    430    8,383
   Komax Holding AG.........................................    205   20,829
  *Kudelski SA..............................................  1,700   12,609
  *Kuoni Reisen Holding AG Series B.........................    287  103,594
   LEM Holding SA...........................................     42   22,434
  *Logitech International SA................................ 10,861  110,799
   Lonza Group AG...........................................  2,447  110,412
   Luzerner Kantonalbank AG.................................    200   72,720
   Metall Zug AG............................................     12   50,261
  *Meyer Burger Technology AG...............................  1,194   19,738
   Micronas Semiconductor Holding AG........................    800    8,641
  *Mobilezone Holding AG....................................    827    8,982
   Mobimo Holding AG........................................    291   70,876
   Nobel Biocare Holding AG.................................  5,712   70,418
  *OC Oerlikon Corp. AG..................................... 10,764  106,401
  *Panalpina Welttransport Holding AG.......................    751   73,308
   Phoenix Mecano AG........................................     50   30,260
  *Precious Woods Holding AG................................    190    1,728
  *PSP Swiss Property AG....................................    211   18,962
   PubliGroupe SA...........................................     72   10,711
  *Rieters Holdings AG......................................    254   44,231
   Romande Energie Holding SA...............................     27   35,373
  *Schmolz & Bickenbach AG..................................    246    1,681
   Schweiter Technologies AG................................     80   47,254
   Schweizerische National-Versicherungs-Gesellschaft AG....    630   24,517
   St. Galler Kantonalbank AG...............................    170   68,821
 #*Straumann Holding AG.....................................    312   51,844
   Sulzer AG................................................    551   79,355
   Swiss Life Holding AG....................................    792   81,012
   Swisslog Holding AG...................................... 16,104   16,538
   Swissquote Group Holding SA..............................    538   19,788
   Tecan Group AG...........................................    607   46,212
 #*Temenos Group AG.........................................  3,482   65,272
   Valartis Group AG........................................    200    3,304
   Valiant Holding AG.......................................    579   70,381
   Valora Holding AG........................................    224   46,971
   Verwaltungs und Privat-Bank AG...........................    150   12,794
   Vetropack Holding AG.....................................      8   15,080
  *Von Roll Holding AG......................................  1,435    3,558

                                     1390

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
  *Vontobel Holdings AG.....................................   1,700 $   43,137
  *Walliser Kantonalbank AG.................................      12     11,435
   Ypsomed Holdings AG......................................     227     13,754
   Zehnder Group AG.........................................     480     35,342
   Zuger Kantonalbank AG....................................       8     45,980
                                                                     ----------
TOTAL SWITZERLAND...........................................          4,371,539
                                                                     ----------
UNITED KINGDOM -- (18.1%)
   A.G. Barr P.L.C..........................................   2,260     42,663
   Aberdeen Asset Management P.L.C..........................  38,814    178,074
   Aegis Group P.L.C........................................  40,032    115,503
  *Afren P.L.C..............................................  38,457     84,194
   Aga Rangemaster Group P.L.C..............................   7,312      9,497
   Amlin P.L.C..............................................  26,057    139,558
   Anglo Pacific Group P.L.C................................   9,858     51,219
   Anite P.L.C..............................................  19,453     39,126
   Ashmore Group P.L.C......................................  17,299    107,441
   Ashtead Group P.L.C......................................  31,713    127,161
   Assura Group, Ltd........................................   3,461      1,713
   Aveva Group P.L.C........................................   3,072     83,182
   Babcock International Group P.L.C........................  19,735    266,365
   Balfour Beatty P.L.C.....................................  35,697    151,271
  *Barratt Developments P.L.C...............................  45,820     99,449
   BBA Aviation P.L.C.......................................  33,952    108,890
   Beazley P.L.C............................................  44,533    102,512
   Bellway P.L.C............................................   7,299     93,268
   Berendsen P.L.C..........................................  12,354    103,309
  *Berkeley Group Holdings P.L.C. (The).....................   7,459    155,098
  *Betfair Group P.L.C......................................     242      3,104
   Bloomsbury Publishing P.L.C..............................   3,174      5,373
   Bodycote P.L.C...........................................  14,936    103,153
   Booker Group P.L.C.......................................  30,016     38,489
   Bovis Homes Group P.L.C..................................   9,037     67,809
   Brammer P.L.C............................................   2,731     16,292
   Brewin Dolphin Holdings P.L.C............................  18,429     48,909
   British Polythene Industries P.L.C.......................   2,000     10,878
   Britvic P.L.C............................................  12,237     75,923
  *BTG P.L.C................................................  18,761    115,736
   Bunzl P.L.C..............................................   6,275    104,260
  *Bwin.Party Digital Entertainment P.L.C...................  19,294     48,491
   Cable & Wireless Communications P.L.C.................... 111,598     59,726
   Cable & Wireless Worldwide P.L.C.........................  49,586     28,556
  *Cairn Energy P.L.C.......................................  12,768     71,539
  *Cape P.L.C...............................................   6,374     39,008
   Capital & Counties Properties P.L.C......................   4,420     14,278
   Carillion P.L.C..........................................  33,513    158,736
  *Carpetright P.L.C........................................   4,000     38,945
   Castings P.L.C...........................................   4,744     22,574
   Catlin Group, Ltd........................................  20,635    141,374
  *Centamin P.L.C...........................................  48,933     54,634
   Chemring Group P.L.C.....................................  11,470     60,801
   Chesnara P.L.C...........................................   3,745     10,707
   Cineworld Group P.L.C....................................   4,511     14,864
   Clarkson P.L.C...........................................     317      6,947
   Close Brothers Group P.L.C...............................   9,621    115,171
   Cobham P.L.C.............................................  46,129    169,615
  *Colt Group SA............................................   8,935     15,429
   Communisis P.L.C.........................................   4,553      2,607
   Computacenter P.L.C......................................   6,654     44,850
   Consort Medical P.L.C....................................   1,360     14,636
   Cookson Group P.L.C......................................  14,826    174,651

                                     1391

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CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
UNITED KINGDOM -- (Continued)
   Corin Group P.L.C........................................   2,986 $  2,031
   Cranswick P.L.C..........................................   4,147   54,187
   Croda International P.L.C................................   6,477  234,589
   CSR P.L.C................................................  17,258   64,584
   Daily Mail & General Trust P.L.C. Series A...............  14,916  100,806
   Dairy Crest Group P.L.C..................................  10,341   50,531
   De La Rue P.L.C..........................................   7,085  112,251
   Debenhams P.L.C..........................................  94,976  127,352
   Dechra Pharmaceuticals P.L.C.............................   1,901   14,262
   Development Securities P.L.C.............................   5,838   15,633
   Devro P.L.C..............................................  13,974   69,934
   Dialight P.L.C...........................................   2,792   47,222
   Dignity P.L.C............................................   4,072   55,528
   Diploma P.L.C............................................   7,500   55,841
  *Dixons Retail P.L.C...................................... 189,834   54,898
   Domino Printing Sciences P.L.C...........................   6,574   63,806
   Domino's Pizza UK & IRL P.L.C............................   4,695   33,605
   Drax Group P.L.C.........................................  20,099  177,102
   DS Smith P.L.C...........................................  66,992  182,487
   E2V Technologies P.L.C...................................   7,795   18,573
   easyJet P.L.C............................................  10,455   84,172
   Electrocomponents P.L.C..................................  25,911   95,898
   Elementis P.L.C..........................................  27,807   93,893
  *EnQuest P.L.C............................................  53,104  109,247
  *Enterprise Inns P.L.C....................................  26,524   26,483
   Euromoney Institutional Investor P.L.C...................   4,036   51,430
  *Exillon Energy P.L.C.....................................     423      954
   F&C Asset Management P.L.C...............................  30,246   33,059
   Fenner P.L.C.............................................  10,344   75,700
   Ferrexpo P.L.C...........................................  14,004   66,609
   Fidessa Group P.L.C......................................   2,121   53,343
   Filtrona P.L.C...........................................   8,640   65,149
  *Findel P.L.C.............................................  40,971    2,387
   Firstgroup P.L.C.........................................  20,563   65,017
   French Connection Group P.L.C............................   2,765    1,947
   Fuller Smith & Turner P.L.C..............................   3,070   36,117
   Future P.L.C.............................................  13,448    2,211
   Galliford Try P.L.C......................................   2,925   31,007
   Games Workshop Group P.L.C...............................     510    4,693
  *Gem Diamonds, Ltd........................................   5,200   21,884
   Genus P.L.C..............................................   4,182   95,872
  *GlobeOp Financial Services SA............................   1,047    8,243
   Go-Ahead Group P.L.C.....................................   2,721   50,358
  *Greencore Group P.L.C....................................  13,794   15,839
   Greene King P.L.C........................................  16,409  135,977
   Greggs P.L.C.............................................   6,400   52,103
   Halfords Group P.L.C.....................................  18,086   80,766
   Halma P.L.C..............................................  18,397  120,985
   Hardy Underwriting Group P.L.C...........................     809    3,637
   Hargreaves Lansdown P.L.C................................   6,832   58,374
   Hays P.L.C...............................................  70,323  102,050
   Headlam Group P.L.C......................................   3,793   18,089
   Helical Bar P.L.C........................................   4,115   12,674
  *Helphire P.L.C...........................................  12,077      306
   Henderson Group P.L.C....................................  38,295   75,345
   Henry Boot P.L.C.........................................   3,595    8,053
  *Heritage Oil P.L.C.......................................  10,769   26,027
   Hikma Pharmaceuticals P.L.C..............................   7,128   72,658
   Hill & Smith Holdings P.L.C..............................   7,437   39,843
   Hiscox, Ltd..............................................  24,784  160,290
  *HMV Group P.L.C..........................................  23,197    1,412

                                     1392

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
UNITED KINGDOM -- (Continued)
   Hochschild Mining P.L.C..................................   8,970 $ 73,277
   Home Retail Group P.L.C..................................  35,393   61,229
   Homeserve P.L.C..........................................  15,750   64,549
  *Howden Joinery Group P.L.C...............................  31,043   61,560
   Hunting P.L.C............................................   6,453   99,642
   Huntsworth P.L.C.........................................   6,947    5,359
   Hyder Consulting P.L.C...................................   2,034   13,030
   ICAP P.L.C...............................................   7,455   45,951
   IG Group Holdings P.L.C..................................  23,010  172,898
  *Imagination Technologies Group P.L.C.....................  12,468  139,101
   IMI P.L.C................................................     676   10,859
   Inchcape P.L.C...........................................  24,576  146,008
   Informa P.L.C............................................  32,634  219,637
  *Inmarsat P.L.C...........................................  17,409  124,226
  *Innovation Group P.L.C...................................  50,130   17,320
   Intermediate Capital Group P.L.C.........................   5,754   23,987
  *International Ferro Metals, Ltd..........................   5,038    1,344
   International Personal Finance P.L.C.....................  14,134   61,401
   Interserve P.L.C.........................................   9,249   42,928
   Invensys P.L.C...........................................  16,377   59,079
  *IP Group P.L.C...........................................  25,378   59,930
   ITE Group P.L.C..........................................  14,982   54,943
   ITV P.L.C................................................  25,500   34,650
   James Fisher & Sons P.L.C................................   3,436   31,408
   Jardine Lloyd Thompson Group P.L.C.......................   8,328   95,037
   JD Sports Fashion P.L.C..................................     149    1,983
   JD Wetherspoon P.L.C.....................................   7,000   46,078
  *JJB Sports P.L.C.........................................   2,160      456
   JKX Oil & Gas P.L.C......................................   6,993   15,576
   John Menzies P.L.C.......................................   3,000   31,714
  *John Wood Group P.L.C....................................  12,863  163,340
  *Johnston Press P.L.C.....................................  34,674    3,267
   Jupiter Fund Management P.L.C............................   8,945   33,164
   Kcom Group P.L.C.........................................  27,533   31,730
   Keller Group P.L.C.......................................   3,959   28,926
   Kesa Electricals P.L.C...................................  31,742   28,074
   Kier Group P.L.C.........................................   3,314   62,735
  *Kofax P.L.C..............................................   4,824   22,418
   Ladbrokes P.L.C..........................................  55,207  160,777
   Laird P.L.C..............................................  23,635   82,966
   Lamprell P.L.C...........................................  11,550   65,332
   Lancashire Holdings, Ltd.................................   7,287   95,250
   Lavendon Group P.L.C.....................................   4,142    8,107
  *Liontrust Asset Management P.L.C.........................   2,728    5,127
   Logica P.L.C............................................. 104,847  132,673
   London Stock Exchange Group P.L.C........................   7,398  130,617
   Lonmin P.L.C.............................................   3,866   65,619
   Lookers P.L.C............................................  10,547   10,787
   Low & Bonar P.L.C........................................   7,500    6,970
   Macfarlane Group P.L.C...................................   6,000    1,943
   Management Consulting Group P.L.C........................  25,424   15,895
   Marshalls P.L.C..........................................   7,675   11,608
   Marston's P.L.C..........................................  34,165   54,107
  *McBride P.L.C............................................   6,500   13,400
  *McBride P.L.C. Redeemable B Shares....................... 130,000      211
  *Mears Group P.L.C........................................   1,073    4,559
   Mecom Group P.L.C........................................   3,550    8,643
   Meggitt P.L.C............................................  51,855  343,869
   Melrose P.L.C............................................  22,771  161,583
   Melrose Resources P.L.C..................................   5,289   10,414
   Michael Page International P.L.C.........................  24,143  163,139

                                     1393

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
UNITED KINGDOM -- (Continued)
   Micro Focus International P.L.C..........................   9,112 $ 68,803
   Millennium & Copthorne Hotels P.L.C......................  11,039   87,056
  *Misys P.L.C..............................................  27,296  154,585
  *Mitchells & Butlers P.L.C................................   7,387   31,638
   Mitie Group P.L.C........................................  16,305   77,205
   Mondi P.L.C..............................................  21,959  204,184
   Moneysupermarket.com Group P.L.C.........................  15,931   34,488
   Morgan Crucible Co. P.L.C................................  15,441   81,476
   Morgan Sindall Group P.L.C...............................   1,492   16,144
   Mothercare P.L.C.........................................   3,573    9,908
   N Brown Group P.L.C......................................   9,038   33,625
   National Express Group P.L.C.............................  24,333   85,595
   NCC Group P.L.C..........................................   2,191   31,526
  *Northgate P.L.C..........................................   5,826   18,828
   Novae Group P.L.C........................................     522    3,137
  *Oxford Biomedica P.L.C...................................  36,513    2,366
   Oxford Instruments P.L.C.................................   4,604   91,478
   Pace P.L.C...............................................   6,604    7,799
   PayPoint P.L.C...........................................   3,196   33,178
  *Pendragon P.L.C..........................................  43,739   10,475
   Pennon Group P.L.C.......................................  17,426  208,065
   Persimmon P.L.C..........................................  19,774  201,680
   Petropavlovsk P.L.C......................................   9,472   73,493
   Phoenix Group Holdings P.L.C.............................     972    8,328
   Photo-Me International P.L.C.............................  11,000    7,958
   Premier Farnell P.L.C....................................  16,635   58,049
  *Premier Foods P.L.C......................................  92,166   24,322
  *Premier Oil P.L.C........................................  22,888  139,284
   Provident Financial P.L.C................................   7,567  141,966
   Psion P.L.C..............................................   6,000    5,372
  *Puma Brandenburg, Ltd. Class A...........................  11,089      880
  *Puma Brandenburg, Ltd. Class B...........................  11,089      365
  *Punch Taverns P.L.C......................................  41,074    6,520
   PV Crystalox Solar P.L.C.................................  11,300      830
   PZ Cussons P.L.C.........................................  14,129   76,226
   Qinetiq P.L.C............................................  36,488   90,625
   Rathbone Brothers P.L.C..................................   3,114   66,865
  *Redrow P.L.C.............................................  11,802   23,580
   Regus P.L.C..............................................  52,449   90,922
   Renishaw P.L.C...........................................   2,904   68,317
  *Rentokil Initial P.L.C................................... 112,929  158,839
   Restaurant Group P.L.C...................................   8,444   38,503
   Ricardo P.L.C............................................     432    2,422
   Rightmove P.L.C..........................................   5,294  132,455
  *RM P.L.C.................................................   5,970    8,036
   Rotork P.L.C.............................................   4,906  175,785
   RPC Group P.L.C..........................................  10,615   63,635
   RPS Group P.L.C..........................................  22,972   88,402
   Safestore Holdings P.L.C.................................     153      278
  *Salamander Energy P.L.C..................................  13,916   56,239
   Savills P.L.C............................................   8,041   46,681
   SDL P.L.C................................................   5,379   62,218
   Senior P.L.C.............................................  23,629   81,700
   Serco Group P.L.C........................................   5,287   46,589
   Severfield-Rowen P.L.C...................................   1,808    5,437
   Shanks Group P.L.C.......................................  24,540   36,881
   Shore Capital Group, Ltd.................................   8,989    2,628
   SIG P.L.C................................................  23,252   39,762
   Smiths News P.L.C........................................  10,824   17,479
  *Soco International P.L.C.................................  14,452   70,449
   Spectris P.L.C...........................................   7,333  224,525

                                     1394

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
UNITED KINGDOM -- (Continued)
   Speedy Hire P.L.C........................................   3,396 $     1,518
   Spirax-Sarco Engineering P.L.C...........................   6,100     228,376
   Spirent Communications P.L.C.............................  42,716     117,895
  *Spirit Pub Co. P.L.C.....................................  41,074      36,993
  *Sports Direct International P.L.C........................   4,035      19,794
   St. Ives Group P.L.C.....................................   3,000       3,798
   St. James's Place P.L.C..................................  11,136      59,771
   St. Modwen Properties P.L.C..............................  17,250      46,992
   Stagecoach Group P.L.C...................................  26,797     107,883
   Sthree P.L.C.............................................   3,168      17,810
  *SuperGroup P.L.C.........................................       3          17
   Synergy Health P.L.C.....................................   4,624      62,376
   T. Clarke P.L.C..........................................   3,989       3,230
   TalkTalk Telecom Group P.L.C.............................  17,917      37,079
  *Talvivaara Mining Co. P.L.C..............................   3,246       9,650
  *Taylor Wimpey P.L.C...................................... 184,420     150,421
   Ted Baker P.L.C..........................................   1,617      23,515
  *Telecity Group P.L.C.....................................   9,066     118,822
   Telecom Plus P.L.C.......................................   2,521      27,962
   Thomas Cook Group P.L.C..................................  22,031       8,049
   Topps Tiles P.L.C........................................   5,775       3,703
   Travis Perkins P.L.C.....................................  15,017     256,202
  *Trinity Mirror P.L.C.....................................   7,569       3,994
   TT electronics P.L.C.....................................   6,965      21,481
   TUI Travel P.L.C.........................................   2,708       8,398
   Tullett Prebon P.L.C.....................................  18,538     103,351
   UBM P.L.C................................................  16,744     160,241
  *UK Coal P.L.C............................................  11,316       3,648
   Ultra Electronics Holdings P.L.C.........................   4,005     109,491
   Umeco P.L.C..............................................     407       3,805
   Unite Group P.L.C........................................   8,400      26,629
   UTV Media P.L.C..........................................   2,430       5,997
  *Vectura Group P.L.C......................................  20,878      24,100
   Victrex P.L.C............................................   5,030     118,532
   Vitec Group P.L.C. (The).................................   2,000      21,754
   Volex P.L.C..............................................   1,125       4,798
   WH Smith P.LC............................................   9,800      83,823
   William Hill P.L.C.......................................  52,983     242,018
   Wilmington Group P.L.C...................................   6,879      10,714
  *Wincanton P.L.C..........................................   5,790       4,794
  *Wolfson Microelectronics P.L.C...........................   7,866      22,665
   WS Atkins P.L.C..........................................   6,133      72,430
   WSP Group P.L.C..........................................   4,191      17,102
   Xaar P.L.C...............................................   5,758      21,027
  *Xchanging P.L.C..........................................   4,936       8,099
  *Yell Group P.L.C.........................................  66,488       4,209
   Yule Catto & Co. P.L.C...................................  17,421      65,808
                                                                     -----------
TOTAL UNITED KINGDOM........................................          17,542,139
                                                                     -----------
TOTAL COMMON STOCKS.........................................          84,270,292
                                                                     -----------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Klovern AB...............................................      42         864
                                                                     -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *M2 Telecommunications Group, Ltd. Rights 05/11/12........     423         176
                                                                     -----------
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...............................   3,842           5
  *Deceuninck NV STRIP VVPR.................................   5,200           7
  *Elia System Operator SA STRIP VVPR.......................     248          62

                                     1395

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ -------
BELGIUM -- (Continued)
  *Nyrstar NV STRIP VVPR.................................... 1,442  $    4
   Tessenderlo Chemie NV STRIP VVPR.........................   133      35
  *Umicore SA STRIP VVPR....................................   125       2
                                                                    ------
TOTAL BELGIUM...............................................           115
                                                                    ------
CANADA -- (0.0%)
  *Duluth Metals, Ltd. Warrants 01/18/13....................   433     197
                                                                    ------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12.......................   725     684
                                                                    ------
HONG KONG -- (0.0%)
  *Allied Properties (H.K.), Ltd. Warrants 06/13/16......... 2,800      29
                                                                    ------
UNITED KINGDOM -- (0.0%)
  *Dechra Pharmaceuticals P.L.C. Rights 05/15/12............   570   1,453
  *Redrow P.L.C. Rights 05/08/12............................ 1,770      --
                                                                    ------
TOTAL UNITED KINGDOM........................................         1,453
                                                                    ------
TOTAL RIGHTS/WARRANTS.......................................         2,654
                                                                    ------


                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT      VALUE+
                                                                  ----------- -----------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S) @DFA Short Term Investment Fund..............................  11,000,000  11,000,000
        @Repurchase Agreement, Deutsche Bank Securities,
          Inc. 0.21%, 05/01/12 (Collateralized by FHLMC
          2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
          valued at $1,801,684) to be repurchased at
          $1,766,367............................................. $     1,766   1,766,357
                                                                              -----------
TOTAL SECURITIES LENDING COLLATERAL..............................              12,766,357
                                                                              -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,129,087)............................................             $97,040,167
                                                                              ===========

                                     1396

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1)This item is not applicable.

    (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:    /s/ David G. Booth
       -------------------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       -------------------------------
       David G. Booth
       Principal Executive Officer
       DFA Investment Dimensions Group Inc.

Date:  July 5, 2012


By:    /s/ David R. Martin
       -------------------------------
       David R. Martin
       Principal Financial Officer
       DFA Investment Dimensions Group Inc.

Date:  July 5, 2012